UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX		78746
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary DFA Investment Dimensions Group Inc., 6300 Bee Cave Road, Building One, Austin, TX 78746
(Name and address of agent for service)

Registrant’s telephone number, including area code:	512-306-7400

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2008 – April 30, 2009

ITEM 1.          REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of April 30, 2009.

(j)  Face Amount denominated in Japanese Yen.

(s)  Face Amount denominated in Swedish Krona.

(f)  Face Amount denominated in Swiss Francs.

(u)  Face Amount denominated in United States Dollars.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLES

VA U.S. Targeted Value Portfolio	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$879.20	0.48%	$2.24
Hypothetical 5% Annual Return	$1,000.00	$1,022.41	0.48%	$2.41

2

VA U.S. Large Value Portfolio	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$891.60	0.35%	$1.64
Hypothetical 5% Annual Return	$1,000.00	$1,023.06	0.35%	$1.76
VA International Value Portfolio
Actual Fund Return	$1,000.00	$989.40	0.53%	$2.61
Hypothetical 5% Annual Return	$1,000.00	$1,022.17	0.53%	$2.66
VA International Small Portfolio
Actual Fund Return	$1,000.00	$1,034.80	0.69%	$3.48
Hypothetical 5% Annual Return	$1,000.00	$1,021.37	0.69%	$3.46
VA Short-Term Fixed Portfolio
Actual Fund Return	$1,000.00	$1,026.40	0.31%	$1.56
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56
VA Global Bond Portfolio
Actual Fund Return	$1,000.00	$1,033.10	0.32%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
VA U.S. Targeted Value Portfolio	17.5%	3.9%	4.9%	27.7%	6.2%	16.3%	18.5%	4.6%	0.3%	0.1%	—	100.0%
VA U.S. Large Value Portfolio	16.4%	6.3%	15.5%	30.2%	3.5%	14.9%	3.7%	3.3%	6.0%	0.2%	—	100.0%
VA International Value Portfolio	12.6%	4.0%	7.1%	43.7%	0.2%	9.9%	3.8%	9.5%	7.1%	1.9%	0.2%	100.0%
VA International Small Portfolio	18.5%	7.2%	5.6%	13.1%	5.7%	26.4%	10.0%	10.5%	0.7%	2.1%	0.2%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Supranational	Total
VA Short-Term Fixed Portfolio	30.9%	38.7%	30.4%	—	—	100.0%
VA Global Bond Portfolio	26.1%	34.0%	21.5%	14.9%	3.5%	100.0%

4

VA U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.2%)
Consumer Discretionary — (15.3%)
Bob Evans Farms, Inc.	13,400	$324,950	0.6%
* Jarden Corp.	12,266	246,547	0.4%
# KB HOME	15,500	280,085	0.5%
# Penske Automotive Group, Inc.	27,670	366,627	0.6%
Regis Corp.	13,290	254,371	0.4%
Ryland Group, Inc.	12,600	260,946	0.4%
# Scholastic Corp.	13,900	274,247	0.5%
Other Securities		8,412,338	13.9%
Total Consumer Discretionary		10,420,111	17.3%
Consumer Staples — (4.0%)
Del Monte Foods Co.	31,571	238,361	0.4%
* TreeHouse Foods, Inc.	9,100	241,969	0.4%
Weis Markets, Inc.	8,600	318,114	0.5%
Other Securities		1,914,362	3.2%
Total Consumer Staples		2,712,806	4.5%
Energy — (4.1%)
* Mariner Energy, Inc.	22,800	259,464	0.4%
* Whiting Petroleum Corp.	9,800	321,048	0.5%
Other Securities		2,219,961	3.8%
Total Energy		2,800,473	4.7%
Financials — (24.5%)
*# AmeriCredit Corp.	22,900	232,893	0.4%
* CNA Surety Corp.	15,930	306,652	0.5%
Delphi Financial Group, Inc. Class A	15,896	274,524	0.5%
First Niagara Financial Group, Inc.	40,583	549,494	0.9%
Harleysville Group, Inc.	9,618	278,153	0.5%
Infinity Property & Casualty Corp.	6,600	232,584	0.4%
* Navigators Group, Inc.	6,000	272,280	0.5%
# NewAlliance Bancshares, Inc.	42,279	545,822	0.9%
*# PHH Corp.	17,000	285,260	0.5%
* ProAssurance Corp.	11,400	500,916	0.8%
Prosperity Bancshares, Inc.	15,000	416,550	0.7%
Provident Financial Services, Inc.	24,000	256,080	0.4%
Selective Insurance Group, Inc.	19,700	290,772	0.5%
Zenith National Insurance Corp.	11,900	271,201	0.5%
Other Securities		12,037,883	19.9%
Total Financials		16,751,064	27.9%
Health Care — (5.4%)
# Cooper Companies, Inc.	13,500	388,125	0.7%
*# LifePoint Hospitals, Inc.	11,400	294,690	0.5%
* Res-Care, Inc.	34,907	559,210	0.9%
Other Securities		2,437,211	4.0%
Total Health Care		3,679,236	6.1%

5

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.3%)
Applied Industrial Technologies, Inc.	12,825	$288,563	0.5%
# Briggs & Stratton Corp.	18,800	279,744	0.5%
* EnerSys	15,860	270,413	0.5%
* Esterline Technologies Corp.	9,859	259,785	0.4%
GATX Corp.	15,076	453,938	0.8%
# Regal-Beloit Corp.	9,706	394,355	0.7%
SkyWest, Inc.	23,200	279,328	0.5%
Tredegar Industries, Inc.	14,219	249,970	0.4%
Watts Water Technologies, Inc.	11,300	251,538	0.4%
Werner Enterprises, Inc.	26,500	433,275	0.7%
Other Securities		5,892,955	9.6%
Total Industrials		9,053,864	15.0%
Information Technology — (16.7%)
* 3Com Corp.	150,900	611,145	1.0%
Acxiom Corp.	36,797	355,091	0.6%
* Benchmark Electronics, Inc.	27,623	335,067	0.6%
* Integrated Device Technology, Inc.	50,800	275,844	0.5%
* MKS Instruments, Inc.	20,600	322,390	0.5%
* MPS Group, Inc.	36,900	296,676	0.5%
* Sycamore Networks, Inc.	100,500	296,475	0.5%
* SYNNEX Corp.	11,400	245,442	0.4%
* Tech Data Corp.	13,700	394,423	0.7%
Other Securities		8,242,853	13.6%
Total Information Technology		11,375,406	18.9%
Materials — (4.5%)
Rock-Tenn Co. Class A	8,200	309,632	0.5%
# Westlake Chemical Corp.	13,100	244,970	0.4%
Other Securities		2,547,934	4.3%
Total Materials		3,102,536	5.2%
Other — (0.0%)
Total Other		102	0.0%
Telecommunication Services — (0.3%)
Total Telecommunication Services		197,159	0.3%
Utilities — (0.1%)
Total Utilities		77,653	0.1%
TOTAL COMMON STOCKS		60,170,410	100.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		49	0.0%
SECURITIES LENDING COLLATERAL — (11.8%)
§@ DFA Short Term Investment Fund LP	7,989,530	7,989,530	13.3%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,752 FNMA 6.000%, 08/01/37, valued at $49,114) to be repurchased at $47,683	$48	47,683	0.1%
TOTAL SECURITIES LENDING COLLATERAL		8,037,213	13.4%
TOTAL INVESTMENTS — (100.0%) (Cost $111,868,097)		$68,207,672	113.4%

See accompanying Notes to Financial Statements.
6

VA U.S. LARGE VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (89.4%)
Consumer Discretionary — (15.4%)
Carnival Corp.	28,539	$767,128	0.9%
Comcast Corp. Class A	141,028	2,180,293	2.6%
Comcast Corp. Special Class A	42,918	630,036	0.8%
Disney (Walt) Co.	47,273	1,035,279	1.3%
# Johnson Controls, Inc.	36,200	688,162	0.8%
* Liberty Media Corp. - Entertainment Class A	37,266	907,427	1.1%
Time Warner Cable, Inc.	26,584	856,802	1.0%
Time Warner, Inc.	87,333	1,906,479	2.3%
Other Securities		5,118,934	6.3%
Total Consumer Discretionary		14,090,540	17.1%
Consumer Staples — (5.3%)
Archer-Daniels-Midland Co.	22,483	553,531	0.7%
CVS Caremark Corp.	57,391	1,823,886	2.2%
Kraft Foods, Inc.	34,024	796,162	1.0%
Molson Coors Brewing Co.	11,200	428,400	0.5%
Other Securities		1,268,329	1.5%
Total Consumer Staples		4,870,308	5.9%
Energy — (13.9%)
Anadarko Petroleum Corp.	32,664	1,406,512	1.7%
Apache Corp.	23,854	1,738,002	2.1%
Chesapeake Energy Corp.	30,000	591,300	0.7%
ConocoPhillips	69,606	2,853,846	3.5%
Devon Energy Corp.	31,615	1,639,238	2.0%
Marathon Oil Corp.	43,071	1,279,209	1.5%
Valero Energy Corp.	21,156	419,735	0.5%
XTO Energy, Inc.	14,700	509,502	0.6%
Other Securities		2,254,961	2.8%
Total Energy		12,692,305	15.4%
Financials — (27.0%)
Allstate Corp.	34,900	814,217	1.0%
Bank of America Corp.	161,346	1,440,820	1.7%
Bank of New York Mellon Corp.	25,810	657,639	0.8%
# BlackRock, Inc.	3,500	512,820	0.6%
Capital One Financial Corp.	25,153	421,061	0.5%
Chubb Corp.	26,600	1,036,070	1.3%
Goldman Sachs Group, Inc.	7,400	950,900	1.2%
JPMorgan Chase & Co.	106,810	3,524,730	4.3%
Loews Corp.	32,846	817,537	1.0%
MetLife, Inc.	61,733	1,836,557	2.2%
Morgan Stanley	58,030	1,371,829	1.7%
# PNC Financial Services Group, Inc.	12,682	503,475	0.6%
Prudential Financial, Inc.	24,700	713,336	0.9%
The Travelers Companies, Inc.	44,088	1,813,780	2.2%
# Wells Fargo & Co.	62,600	1,252,626	1.5%
Other Securities		7,042,546	8.5%
Total Financials		24,709,943	30.0%
Health Care — (3.1%)
* WellPoint, Inc.	30,819	1,317,820	1.6%
Other Securities		1,494,086	1.8%
Total Health Care		2,811,906	3.4%

7

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.3%)
Burlington Northern Santa Fe Corp.	25,627	$1,729,310	2.1%
CSX Corp.	29,860	883,557	1.1%
FedEx Corp.	12,641	707,390	0.9%
General Electric Co.	244,300	3,090,395	3.7%
# Norfolk Southern Corp.	27,700	988,336	1.2%
Northrop Grumman Corp.	23,289	1,126,023	1.4%
Union Pacific Corp.	38,026	1,868,598	2.3%
Other Securities		1,830,742	2.1%
Total Industrials		12,224,351	14.8%
Information Technology — (2.9%)
* Computer Sciences Corp.	11,483	424,412	0.5%
Motorola, Inc.	99,955	552,751	0.7%
Other Securities		1,721,939	2.1%
Total Information Technology		2,699,102	3.3%
Materials — (2.9%)
Alcoa, Inc.	53,076	481,399	0.6%
Dow Chemical Co.	45,308	724,928	0.9%
Weyerhaeuser Co.	16,032	565,288	0.7%
Other Securities		901,222	1.1%
Total Materials		2,672,837	3.3%
Telecommunication Services — (5.4%)
AT&T, Inc.	118,841	3,044,706	3.7%
Verizon Communications, Inc.	34,340	1,041,875	1.3%
Other Securities		862,639	1.0%
Total Telecommunication Services		4,949,220	6.0%
Utilities — (0.2%)
Total Utilities		180,744	0.2%
TOTAL COMMON STOCKS		81,901,256	99.4%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $120,000 FNMA 5.50%, 05/01/37, valued at $108,711) to be repurchased at $107,001	$107	107,000	0.1%
	Shares
SECURITIES LENDING COLLATERAL — (10.5%)
§@DFA Short Term Investment Fund LP	9,547,506	9,547,506	11.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $61,843 FNMA 6.000%, 08/01/37, valued at $58,691) to be repurchased at $56,981	$57	56,981	0.1%
TOTAL SECURITIES LENDING COLLATERAL		9,604,487	11.7%
TOTAL INVESTMENTS — (100.0%) (Cost $116,899,316)		$91,612,743	111.2%

See accompanying Notes to Financial Statements.
8

VA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.3%)
COMMON STOCKS — (3.3%)
Australia & New Zealand Banking Group, Ltd.	40,316	$464,933	0.8%
Commonwealth Bank of Australia	14,508	370,696	0.6%
National Australia Bank, Ltd.	35,036	523,972	0.9%
Other Securities		940,370	1.5%
TOTAL — AUSTRALIA		2,299,971	3.8%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		260,552	0.4%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		529,559	0.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2	0.0%
TOTAL — BELGIUM		529,561	0.9%
CANADA — (7.1%)
COMMON STOCKS — (7.1%)
Bank of Montreal	13,902	460,177	0.8%
Goldcorp, Inc.	19,700	538,518	0.9%
Manulife Financial Corp.	23,250	395,910	0.7%
Petro-Canada	14,100	444,990	0.7%
Sun Life Financial, Inc.	17,008	397,656	0.7%
Toronto Dominion Bank	11,700	461,803	0.8%
TransCanada Corp.	13,125	327,548	0.5%
Other Securities		1,934,899	3.0%
TOTAL — CANADA		4,961,501	8.1%
DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		581,875	0.9%
FINLAND — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		727,443	1.2%
FRANCE — (7.5%)
COMMON STOCKS — (7.4%)
* AXA SA	36,997	621,612	1.0%
BNP Paribas SA	19,418	1,022,239	1.7%
France Telecom SA	14,340	318,348	0.5%
Societe Generale Paris	6,112	312,376	0.5%
Vivendi SA	30,477	819,498	1.3%
Other Securities		2,031,677	3.4%
TOTAL COMMON STOCKS		5,125,750	8.4%
RIGHTS/WARRANTS — (0.1%)
Other Securities		96,454	0.2%
TOTAL — FRANCE		5,222,204	8.6%

9

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (7.7%)
COMMON STOCKS — (7.7%)
Allianz SE Sponsored ADR	72,836	$659,894	1.1%
# Bayerische Motoren Werke AG	10,122	350,718	0.6%
# Daimler AG	17,468	622,885	1.0%
# Deutsche Bank AG	10,577	564,043	0.9%
Deutsche Telekom AG Sponsored ADR	86,100	936,768	1.5%
* E.ON AG Sponsored ADR	16,000	538,400	0.9%
Munchener Rueckversicherungs-Gesellschaft AG	3,975	549,227	0.9%
Other Securities		1,149,430	1.9%
TOTAL — GERMANY		5,371,365	8.8%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		146,250	0.2%
HONG KONG — (2.8%)
COMMON STOCKS — (2.8%)
Cheung Kong Holdings, Ltd.	33,000	343,367	0.6%
Hutchison Whampoa, Ltd.	74,000	433,962	0.7%
Other Securities		1,151,037	1.9%
TOTAL — HONG KONG		1,928,366	3.2%
IRELAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		120,961	0.2%
ITALY — (2.2%)
COMMON STOCKS — (2.2%)
Intesa Sanpaolo SpA	169,745	540,784	0.9%
Other Securities		959,756	1.6%
TOTAL — ITALY		1,500,540	2.5%
JAPAN — (14.8%)
COMMON STOCKS — (14.8%)
FUJIFILM Holdings Corp.	16,600	427,089	0.7%
Mitsubishi UFJ Financial Group, Inc. ADR	60,500	327,910	0.5%
Nissan Motor Co., Ltd.	66,700	348,140	0.6%
Sony Corp. Sponsored ADR	27,600	713,736	1.2%
Sumitomo Corp.	36,800	320,327	0.5%
Other Securities		8,132,211	13.4%
TOTAL — JAPAN		10,269,413	16.9%
NETHERLANDS — (3.6%)
COMMON STOCKS — (3.6%)
# ArcelorMittal	28,380	664,784	1.1%
ING Groep NV	37,531	342,103	0.6%
Koninklijke Philips Electronics NV	46,544	839,793	1.4%
Other Securities		672,353	1.0%
TOTAL — NETHERLANDS		2,519,033	4.1%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		98,571	0.2%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		512,024	0.8%

10

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$113,615	0.2%
SINGAPORE — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		1,022,351	1.7%
SPAIN — (5.4%)
COMMON STOCKS — (5.4%)
# Banco Santander Central Hispano SA	123,438	1,187,344	2.0%
# Banco Santander SA Sponsored ADR	61,400	561,810	0.9%
Repsol YPF SA	21,824	414,824	0.7%
Other Securities		1,608,680	2.6%
TOTAL — SPAIN		3,772,658	6.2%
SWEDEN — (2.5%)
COMMON STOCKS — (2.5%)
Nordea Bank AB	87,311	649,449	1.1%
Other Securities		1,092,201	1.8%
TOTAL — SWEDEN		1,741,650	2.9%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
Credit Suisse Group AG	22,276	870,469	1.4%
Credit Suisse Group AG Sponsored ADR	10,600	405,768	0.7%
Holcim, Ltd.	7,515	381,179	0.6%
#* UBS AG	34,659	476,093	0.8%
Zurich Financial Services AG	4,307	800,372	1.3%
Other Securities		1,196,985	2.0%
TOTAL — SWITZERLAND		4,130,866	6.8%
UNITED KINGDOM — (17.5%)
COMMON STOCKS — (17.5%)
Aviva P.L.C.	102,064	469,907	0.8%
Barclays P.L.C. Sponsored ADR	33,200	531,532	0.9%
# HSBC Holdings P.L.C. Sponsored ADR	61,105	2,175,338	3.6%
Royal Dutch Shell P.L.C. ADR	43,265	1,968,557	3.2%
Sainsbury (J.) P.L.C.	64,578	312,947	0.5%
Vodafone Group P.L.C.	672,985	1,236,928	2.0%
Vodafone Group P.L.C. Sponsored ADR	60,025	1,101,459	1.8%
William Morrison Supermarkets P.L.C.	97,778	354,183	0.6%
Other Securities		4,052,858	6.7%
TOTAL — UNITED KINGDOM		12,203,709	20.1%
		Value†
SECURITIES LENDING COLLATERAL — (13.7%)
§@ DFA Short Term Investment Fund LP	8,271,148	8,271,148	13.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $1,300,480) to be repurchased at $1,274,986	$1,275	1,274,980	2.1%
TOTAL SECURITIES LENDING COLLATERAL		9,546,128	15.7%
TOTAL INVESTMENTS — (100.0%) (Cost $99,703,200)		$69,580,607	114.4%

See accompanying Notes to Financial Statements.
11

VA INTERNATIONAL SMALL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.1%)
COMMON STOCKS — (4.1%)
Other Securities		$2,237,111	4.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		69	0.0%
TOTAL — AUSTRALIA		2,237,180	4.8%
AUSTRIA — (1.2%)
COMMON STOCKS — (1.2%)
Andritz AG	2,690	91,445	0.2%
Other Securities		585,409	1.3%
TOTAL — AUSTRIA		676,854	1.5%
BELGIUM — (1.3%)
COMMON STOCKS — (1.3%)
Ackermans & van Haaren NV	2,011	117,409	0.3%
Bekaert SA	983	91,223	0.2%
Other Securities		493,003	1.0%
TOTAL COMMON STOCKS		701,635	1.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2	0.0%
TOTAL — BELGIUM		701,637	1.5%
CANADA — (5.4%)
COMMON STOCKS — (5.4%)
* Celestica, Inc.	16,300	98,076	0.2%
Other Securities		2,898,149	6.3%
TOTAL — CANADA		2,996,225	6.5%
DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		434,274	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,013	0.0%
TOTAL — DENMARK		447,287	1.0%
FINLAND — (2.7%)
COMMON STOCKS — (2.7%)
# Elisa Oyj	8,708	115,291	0.3%
# Kesko Oyj	4,933	128,273	0.3%
Outokumpu Oyj Series A	8,649	128,850	0.3%
Other Securities		1,140,755	2.4%
TOTAL — FINLAND		1,513,169	3.3%

12

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
FRANCE — (5.3%)
COMMON STOCKS — (5.3%)
Atos Origin SA	3,680	$113,450	0.3%
# Bourbon SA	2,784	104,195	0.2%
#* Compagnie Generale de Geophysique-Veritas SA	8,856	127,944	0.3%
Establissements Maurel et Prom	6,429	94,342	0.2%
* Gemalto NV	4,519	142,291	0.3%
Neopost SA	1,673	141,674	0.3%
* Nexans SA	2,122	98,311	0.2%
Societe BIC SA	2,253	120,948	0.3%
Other Securities		1,953,824	4.2%
TOTAL COMMON STOCKS		2,896,979	6.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,353	0.0%
TOTAL — FRANCE		2,898,332	6.3%
GERMANY — (4.8%)
COMMON STOCKS — (4.8%)
# Bilfinger Berger AG	2,718	128,995	0.3%
# Lanxess AG	5,031	107,415	0.2%
Rhoen-Klinikum AG	5,528	115,212	0.3%
#* Software AG	1,603	101,390	0.2%
* Symrise AG	8,168	111,080	0.2%
Other Securities		2,067,803	4.5%
TOTAL COMMON STOCKS		2,631,895	5.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		188	0.0%
TOTAL — GERMANY		2,632,083	5.7%
GREECE — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		801,956	1.7%
HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		776,173	1.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		344	0.0%
TOTAL — HONG KONG		776,517	1.7%
IRELAND — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		428,658	0.9%
ITALY — (3.2%)
COMMON STOCKS — (3.2%)
# Hera SpA	44,932	90,364	0.2%
Other Securities		1,677,595	3.6%
TOTAL — ITALY		1,767,959	3.8%
JAPAN — (22.3%)
COMMON STOCKS — (22.3%)
Other Securities		12,254,535	26.5%

13

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NETHERLANDS — (1.9%)
COMMON STOCKS — (1.9%)
SBM Offshore NV	9,842	$158,631	0.3%
Other Securities		909,830	2.0%
TOTAL — NETHERLANDS		1,068,461	2.3%
NEW ZEALAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		300,187	0.7%
NORWAY — (1.2%)
COMMON STOCKS — (1.2%)
# Tandberg ASA Series A	6,600	92,860	0.2%
Other Securities		549,817	1.2%
TOTAL — NORWAY		642,677	1.4%
PORTUGAL — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		252,454	0.6%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		503,843	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6	0.0%
TOTAL — SINGAPORE		503,849	1.1%
SPAIN — (2.2%)
COMMON STOCKS — (2.2%)
Bolsas y Mercados Espanoles	4,485	125,292	0.3%
Other Securities		1,080,589	2.3%
TOTAL — SPAIN		1,205,881	2.6%
SWEDEN — (1.7%)
COMMON STOCKS — (1.6%)
Other Securities		893,265	1.9%
RIGHTS/WARRANTS — (0.1%)
Other Securities		26,280	0.1%
TOTAL — SWEDEN		919,545	2.0%
SWITZERLAND — (4.2%)
COMMON STOCKS — (4.2%)
* Aryzta AG	7,275	210,708	0.5%
# Galenica Holding AG	362	104,206	0.2%
Helvetia Holding AG	360	93,323	0.2%
Romande Energie Holding SA	50	89,690	0.2%
Other Securities		1,824,744	3.9%
TOTAL COMMON STOCKS		2,322,671	5.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		3,154	0.0%
TOTAL — SWITZERLAND		2,325,825	5.0%

14

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (15.1%)
COMMON STOCKS — (15.1%)
Aggreko P.L.C.	14,299	$121,270	0.3%
ARM Holdings P.L.C.	81,209	142,631	0.3%
Arriva P.L.C.	13,563	92,593	0.2%
Burberry Group P.L.C.	26,972	160,546	0.4%
Carillion P.L.C.	33,513	130,891	0.3%
Catlin Group, Ltd.	20,635	106,784	0.2%
* Dana Petroleum P.L.C.	5,619	103,887	0.2%
Greene King P.L.C.	10,256	94,137	0.2%
Hays P.L.C.	70,323	93,350	0.2%
Hiscox, Ltd.	24,784	122,695	0.3%
IMI P.L.C.	18,222	95,535	0.2%
Informa P.L.C.	28,570	124,871	0.3%
Ladbrokes P.L.C.	45,856	158,400	0.3%
Logica P.L.C.	98,662	111,300	0.2%
Meggitt P.L.C.	50,317	133,344	0.3%
Provident Financial P.L.C.	7,567	94,233	0.2%
Rentokil Initial P.L.C.	101,470	97,890	0.2%
SSL International P.L.C.	13,041	91,430	0.2%
* The Berkeley Group Holdings P.L.C.	7,115	102,319	0.2%
Tomkins P.L.C.	72,716	185,641	0.4%
Travis Perkins P.L.C.	9,381	96,888	0.2%
United Business Media P.L.C.	16,744	113,395	0.3%
Other Securities		5,704,431	12.3%
TOTAL COMMON STOCKS		8,278,461	17.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		14,642	0.0%
TOTAL — UNITED KINGDOM		8,293,103	17.9%
		Value†
SECURITIES LENDING COLLATERAL — (17.0%)
§@ DFA Short Term Investment Fund LP	9,237,345	9,237,345	20.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $101,700) to be repurchased at $99,706	$100	99,706	0.2%
TOTAL SECURITIES LENDING COLLATERAL		9,337,051	20.2%
TOTAL INVESTMENTS — (100.0%) (Cost $78,848,595)		$54,981,425	119.0%

See accompanying Notes to Financial Statements.
15

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (49.3%)
Federal Farm Credit Bank 2.750%, 05/04/10	$1,200	$1,222,039
3.750%, 12/06/10	500	519,485
Federal Home Loan Bank 4.875%, 05/14/10	4,000	4,161,684
4.250%, 06/11/10	4,000	4,144,352
2.750%, 06/18/10	3,900	3,977,294
3.500%, 07/16/10	1,700	1,740,246
4.625%, 02/18/11	1,000	1,059,859
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	3,000	3,055,698
1.500%, 01/07/11	3,000	3,016,155
3.250%, 02/25/11	1,000	1,033,800
Federal National Mortgage Association 4.125%, 05/15/10	3,900	4,017,979
2.375%, 05/20/10	6,000	6,092,406
7.125%, 06/15/10	4,200	4,491,703
TOTAL AGENCY OBLIGATIONS		38,532,700
BONDS — (38.1%)
American Express Centurion Floating Rate Note (r) 0.480%, 06/12/09	1,700	1,694,291
Bank of America NA 1.700%, 12/23/10	500	504,693
Bank of New York Mellon Corp. Floating Rate Note (r) 1.634%, 02/05/10	2,000	1,993,610
BP Capital Markets P.L.C. 4.875%, 03/15/10	2,000	2,058,918
Canada Mortgage & Housing Corp. 4.800%, 10/01/10	1,000	1,031,199
Citigroup Funding, Inc. Floating Rate Note (r) 1.351%, 10/22/09	1,900	1,854,647
CME Group, Inc. Floating Rate Note (r) 1.886%, 08/06/10	1,000	980,446
Deutsche Bank AG Floating Rate Note (r) 1.909%, 06/18/10	2,200	2,166,910
General Electric Capital Corp. 1.625%, 01/07/11	1,000	1,006,727
Georgia Power Co. Floating Rate Note (r) 1.866%, 03/17/10	1,900	1,909,624
Goldman Sachs Group, Inc. 1.700%, 03/15/11	1,000	1,007,853
JPMorgan Chase & Co. Floating Rate Note (r) 1.596%, 11/19/09	2,100	2,094,114
Kreditanstalt fuer Wiederaufbau 4.625%, 01/20/11	2,000	2,092,272
Landeskreditbank Baden-Wuerttemberg Foerderbank 4.250%, 09/15/10	600	617,657
Oesterreichische Kontrollbank AG 4.250%, 10/06/10	2,000	2,057,668
Svensk Exportkredit AB 4.000%, 06/15/10	1,000	1,021,019
4.500%, 09/27/10	1,000	1,036,087

	Face Amount	Value†
	(000)
Wachovia Corp. Floating Rate Note (r) 1.699%, 11/24/09	$2,000	$1,979,286
Wal-Mart Stores, Inc. 6.875%, 08/10/09	2,200	2,232,965
Wells Fargo & Co. Floating Rate Note (r) 1.420%, 09/15/09	400	398,906
TOTAL BONDS		29,738,892
CERTIFICATES OF DEPOSIT INTEREST BEARING — (6.7%)
Abbey National North America 3.060%, 06/04/09	2,400	2,405,137
Barclays Bank P.L.C. 3.430%, 07/10/09	2,400	2,411,250
UBS AG 3.390%, 07/13/09	400	401,921
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		5,218,308
COMMERCIAL PAPER — (4.8%)
CBA (Delaware) Finance 0.493%, 06/09/09	1,000	999,526
FPL Fuels, Inc. 0.450%, 05/15/09	370	369,961
Westpac Banking Corp. 3.020%, 09/04/09	2,400	2,390,407
TOTAL COMMERCIAL PAPER		3,759,894
U.S. TREASURY OBLIGATIONS — (0.6%)
U.S. Treasury Note 1.500%, 10/31/10	500	505,703
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $425,000 FNMA 5.50%, 05/01/37, valued at $385,017) to be repurchased at $375,002	375	375,000
TOTAL INVESTMENTS — (100.0%) (Cost $77,400,106)		$78,130,497

See accompanying Notes to Financial Statements.
16

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRIA — (5.2%)
BONDS — (5.2%)
Oesterreichischen Kontrollbank AG (u) 4.750%, 10/16/12	1,300	$1,360,319
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken (j) 1.600%, 02/15/11	200,000	1,984,612
Republic of Austria International Bond (u) 3.250%, 06/25/13	1,000	998,918
TOTAL — AUSTRIA		4,343,849
BELGIUM — (2.5%)
BONDS — (2.5%)
Belgium, Kingdom of (u) 4.250%, 09/03/13	2,000	2,083,528
CANADA — (2.6%)
BONDS — (2.6%)
Ontario Electricity Financial Corp. (u) 7.450%, 03/31/13	1,900	2,171,570
FRANCE — (1.9%)
BONDS — (1.9%)
Total Capital SA (u) 5.000%, 05/22/12	1,500	1,582,897
GERMANY — (4.3%)
BONDS — (4.3%)
Kreditanstalt fuer Wiederaufbau (u) 3.500%, 03/10/14	2,000	2,054,668
Landwirtschaftliche Rentenbank (u) 4.875%, 01/10/14	1,400	1,487,840
TOTAL — GERMANY		3,542,508
JAPAN — (1.2%)
BONDS — (1.2%)
Japan Financial Corp. Small & Medium Enterprises 1.100%, 09/20/11	100,000	1,014,170
NETHERLANDS — (3.3%)
BONDS — (3.3%)
Rabobank Nederland (s) 2.250%, 05/08/09	2,000	248,634
(j) 0.800%, 02/03/11	250,000	2,479,299
TOTAL — NETHERLANDS		2,727,933
NORWAY — (3.5%)
BONDS — (3.5%)
Eksportfinans (j) 1.800%, 06/21/10	243,000	2,481,594
(u) 5.000%, 02/14/12	400	416,781
TOTAL — NORWAY		2,898,375

	Face Amount^	Value†
	(000)
SPAIN — (2.6%)
BONDS — (2.6%)
Instituto de Credito Oficial (j) 1.500%, 09/20/12	215,000	$2,194,834
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.4%)
BONDS — (5.4%)
African Development Bank (j) 1.950%, 03/23/10	230,000	2,357,766
European Investment Bank (u) 3.000%, 04/08/14	2,200	2,171,076
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		4,528,842
SWEDEN — (1.7%)
BONDS — (1.7%)
Kommuninvest 4.100%, 05/11/09	6,000	746,182
(f) 2.250%, 12/14/09	740	653,552
TOTAL — SWEDEN		1,399,734
UNITED KINGDOM — (9.7%)
BONDS — (9.7%)
Bank of Scotland P.L.C. (u) 5.500%, 06/15/12	2,682	2,195,968
Barclays Bank P.L.C. (u) 5.450%, 09/12/12	1,400	1,422,087
BP Capital Markets P.L.C. (f) 1.250%, 12/29/09	2,300	2,018,106
United Kingdom Gilt 5.250%, 06/07/12	1,500	2,425,426
TOTAL — UNITED KINGDOM		8,061,587
	Face Amount
	(000)
UNITED STATES — (55.6%)
AGENCY OBLIGATIONS — (27.4%)
Federal Home Loan Bank 2.625%, 05/20/11	$3,000	3,055,260
3.625%, 09/16/11	3,000	3,146,922
4.500%, 09/16/13	1,500	1,629,627
Federal Home Loan Mortgage Corporation 6.000%, 06/15/11	3,000	3,289,845
4.750%, 03/05/12	4,000	4,336,952
Federal National Mortgage Association 5.375%, 11/15/11	700	766,401
5.000%, 02/16/12	2,000	2,178,172
6.125%, 03/15/12	2,000	2,246,270
4.875%, 05/18/12	2,000	2,182,106
TOTAL AGENCY OBLIGATIONS		22,831,555

17

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
BONDS — (28.2%)
3M Co. 4.375%, 08/15/13	$900	$942,357
Bank of America Floating Rate Note (r) 1.822%, 05/12/10	1,800	1,754,642
Bank of New York Co., Inc. Floating Rate Note (r) 1.247%, 06/29/10	1,000	955,505
Bank of New York Mellon Corp. 4.950%, 11/01/12	1,400	1,453,182
General Electric Capital Corp. 4.800%, 05/01/13	2,500	2,444,988
Hewlett-Packard Co. Floating Rate Note (r) 1.380%, 06/15/10	2,200	2,190,296
JPMorgan Chase & Co. Floating Rate Note (r) 1.596%, 11/19/09	2,300	2,293,553
Merck & Co., Inc. 4.375%, 02/15/13	747	776,848
Paccar Financial Corp. Floating Rate Note (r) 1.634%, 12/03/10	2,100	2,086,048
Pfizer, Inc. (j) 1.200%, 02/22/11	150,000	1,481,233
Toyota Motor Credit Corp. (j) 1.300%, 03/16/12	230,000	2,277,469
Wal-Mart Stores, Inc. 7.250%, 06/01/13	2,200	2,530,028
Wells Fargo Bank & Co. 5.250%, 10/23/12	2,300	2,308,746
TOTAL BONDS		23,494,895
TOTAL — UNITED STATES		46,326,450
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $625,000 FHLMC 6.040%(r), 11/01/36, valued at $444,543) to be repurchased at $436,002	436	436,000
TOTAL INVESTMENTS — (100.0%) (Cost $80,146,103)		$83,312,277

See accompanying Notes to Financial Statements.
18

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009

  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	VA U.S. Targeted Value Portfolio	VA U.S. Large Value Portfolio	VA International Value Portfolio
ASSETS:
Investments at Value (including $7,465, $9,135, and $8,989 of securities on loan, respectively)	$60,171	$81,901	$60,034
Temporary Cash Investments at Value & Cost	—	107	—
Collateral Received from Securities on Loan at Value & Cost	8,037	9,605	9,546
Foreign Currencies at Value	—	—	363
Cash	1	1	—
Receivables:
Investment Securities Sold	2	471	498
Dividends, Interest, and Tax Reclaims	31	131	410
Securities Lending Income	8	12	25
Fund Shares Sold	35	138	121
Total Assets	68,285	92,366	70,997
LIABILITIES:
Payables:
Upon Return of Securities Loaned	8,037	9,605	9,546
Investment Securities Purchased	—	340	361
Fund Shares Redeemed	8	11	9
Due to Advisor	17	16	19
Loan Payable	76	—	223
Accrued Expenses and Other Liabilities	13	15	8
Total Liabilities	8,151	9,987	10,166
NET ASSETS	$60,134	$82,379	$60,831
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	8,624,320	8,592,866	7,333,498
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.97	$9.59	$8.29
Investments at Cost	$103,831	$107,188	$90,157
Foreign Currencies at Cost	$—	$—	$355
NET ASSETS CONSIST OF:
Paid-In Capital	$114,098	$124,255	$92,952
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	163	672	633
Accumulated Net Realized Gain (Loss)	(10,467)	(17,261)	(2,634)
Net Unrealized Foreign Exchange Gain (Loss)	—	—	(5)
Net Unrealized Appreciation (Depreciation)	(43,660)	(25,287)	(30,115)
NET ASSETS	$60,134	$82,379	$60,831
(1) NUMBER OF SHARES AUTHORIZED	50,000,000	50,000,000	50,000,000

See accompanying Notes to Financial Statements.
19

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009

  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	VA International Small Portfolio	VA Short-Term Fixed Portfolio	VA Global Bond Portfolio
ASSETS:
Investments at Value (including $8,780, $0, and $0 of securities on loan, respectively)	$45,644	$77,755	$82,876
Temporary Cash Investments at Value & Cost	—	375	436
Collateral Received from Securities on Loan at Value & Cost	9,337	—	—
Foreign Currencies at Value	259	—	2
Cash	61	—	16
Receivables:
Dividends, Interest, and Tax Reclaims	292	797	968
Securities Lending Income	17	—	—
Fund Shares Sold	89	241	1
Unrealized Gain on Forward Currency Contracts	—	—	71
Total Assets	55,699	79,168	84,370
LIABILITIES:
Payables:
Upon Return of Securities Loaned	9,337	—	—
Investment Securities Purchased	118	—	—
Fund Shares Redeemed	5	5	255
Due to Advisor	18	16	17
Unrealized Loss on Forward Currency Contracts	—	—	183
Accrued Expenses and Other Liabilities	7	3	4
Total Liabilities	9,485	24	459
NET ASSETS	$46,214	$79,144	$83,911
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	6,848,276	7,685,168	7,666,556
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.75	$10.30	$10.95
Investments at Cost	$69,512	$77,025	$79,710
Foreign Currencies at Cost	$252	$—	$2
NET ASSETS CONSIST OF:
Paid-In Capital	$71,563	$78,041	$79,034
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	468	589	939
Accumulated Net Realized Gain (Loss)	(1,954)	(216)	890
Net Unrealized Foreign Exchange Gain (Loss)	(2)	—	(118)
Net Unrealized Appreciation (Depreciation)	(23,861)	730	3,166
NET ASSETS	$46,214	$79,144	$83,911
(1) NUMBER OF SHARES AUTHORIZED	50,000,000	50,000,000	50,000,000

See accompanying Notes to Financial Statements.
20

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	VA U.S. Targeted Value Portfolio	VA U.S. Large Value Portfolio	VA International Value Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0 and $101, respectively)	$477	$1,217	$1,051
Interest	1	2	2
Income from Securities Lending	55	55	67
Total Investment Income	533	1,274	1,120
Expenses
Investment Advisory Services Fees	99	95	112
Accounting & Transfer Agent Fees	14	15	16
Custodian Fees	5	2	8
Shareholders' Reports	9	12	5
Directors'/Trustees' Fees & Expenses	—	1	—
Professional Fees	5	4	3
Other	2	2	2
Total Expenses	134	131	146
Net Investment Income (Loss)	399	1,143	974
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(9,658)	(9,510)	(2,662)
Futures	22	88	37
Foreign Currency Transactions	—	—	(6)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	494	(1,108)	945
Translation of Foreign Currency Denominated Amounts	—	—	(10)
Net Realized and Unrealized Gain (Loss)	(9,142)	(10,530)	(1,696)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,743)	$(9,387)	$(722)

See accompanying Notes to Financial Statements.
21

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	VA International Small Portfolio	VA Short-Term Fixed Portfolio	VA Global Bond Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $54, $0 and $0, respectively)	$660	—	—
Interest	2	$1,081	$1,190
Income from Securities Lending	98	—	—
Total Investment Income	760	1,081	1,190
Expenses
Investment Advisory Services Fees	108	103	109
Accounting & Transfer Agent Fees	15	15	18
Custodian Fees	15	1	1
Shareholders' Reports	3	3	4
Directors'/Trustees' Fees & Expenses	—	1	1
Professional Fees	3	3	3
Other	3	1	2
Total Expenses	147	127	138
Net Investment Income (Loss)	613	954	1,052
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,915)	119	446
Futures	(57)	—	—
Foreign Currency Transactions	(7)	—	1,625
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,831	1,076	(419)
Translation of Foreign Currency Denominated Amounts	(8)	—	172
Net Realized and Unrealized Gain (Loss)	844	1,195	1,824
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,457	$2,149	$2,876

See accompanying Notes to Financial Statements.
22

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	VA U.S. Targeted Value Portfolio			VA U.S. Large Value Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$399	$1,067	$1,093	$1,143	$2,163	$1,779
Net Realized Gain (Loss) on Investment Securities Sold	(9,658)	(500)	8,865	(9,510)	(5,981)	(1,858)
Futures	22	—	—	88	—	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities	494	(33,703)	(23,357)	(1,108)	(45,136)	(2,084)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,743)	(33,136)	(13,399)	(9,387)	(48,954)	(2,163)
Distributions From:
Net Investment Income	(1,179)	(1,060)	(811)	(2,495)	(1,777)	(1,444)
Net Short-Term Gains	(301)	(484)	(2,135)	—	—	(169)
Net Long-Term Gains	—	(8,104)	(10,434)	—	—	(7,379)
Total Distributions	(1,480)	(9,648)	(13,380)	(2,495)	(1,777)	(8,992)
Capital Share Transactions (1):
Shares Issued	4,931	14,517	24,219	9,913	14,727	36,420
Shares Issued in Lieu of Cash Distributions	1,478	9,645	13,377	2,491	1,774	8,990
Shares Redeemed	(5,881)	(13,244)	(9,459)	(7,152)	(17,586)	(14,206)
Net Increase (Decrease) from Capital Share Transactions	528	10,918	28,137	5,252	(1,085)	31,204
Total Increase (Decrease) in Net Assets	(9,695)	(31,866)	1,358	(6,630)	(51,816)	20,049
Net Assets
Beginning of Period	69,829	101,695	100,337	89,009	140,825	120,776
End of Period	$60,134	$69,829	$101,695	$82,379	$89,009	$140,825
(1) Shares Issued and Redeemed:
Shares Issued	766	1,327	1,584	1,128	958	1,941
Shares Issued in Lieu of Cash Distributions	219	828	890	258	105	504
Shares Redeemed	(945)	(1,247)	(622)	(813)	(1,115)	(765)
	40	908	1,852	573	(52)	1,680
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$163	$937	$1,010	$672	$2,024	$1,638

See accompanying Notes to the Financial Statements.
23

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	VA International Value Portfolio			VA International Small Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$974	$3,340	$3,386	$613	$1,859	$1,331
Net Realized Gain (Loss) on:
Investment Securities Sold	(2,662)	7,651	9,732	(1,915)	3,325	7,307
Futures	37	—	—	(57)	—	—
Foreign Currency Transactions	(6)	(62)	25	(7)	(64)	14
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	945	(65,211)	3,230	2,831	(42,484)	(594)
Translation of Foreign Currency Denominated Amounts	(10)	(2)	3	(8)	(2)	6
Net Increase (Decrease) in Net Assets Resulting from Operations	(722)	(54,284)	16,376	1,457	(37,366)	8,064
Distributions From:
Net Investment Income	(3,296)	(3,423)	(2,505)	(1,740)	(1,408)	(1,154)
Net Short-Term Gains	—	(130)	(158)	(435)	(500)	(328)
Net Long-Term Gains	(7,234)	(9,234)	(5,140)	(2,623)	(6,601)	(3,696)
Total Distributions	(10,530)	(12,787)	(7,803)	(4,798)	(8,509)	(5,178)
Capital Share Transactions (1):
Shares Issued	5,358	14,205	20,205	5,435	12,278	23,462
Shares Issued in Lieu of Cash Distributions	10,521	12,777	7,797	4,795	8,506	5,176
Shares Redeemed	(4,769)	(13,217)	(13,899)	(5,445)	(9,859)	(11,910)
Net Increase (Decrease) from Capital Share Transactions	11,110	13,765	14,103	4,785	10,925	16,728
Total Increase (Decrease) in Net Assets	(142)	(53,306)	22,676	1,444	(34,950)	19,614
Net Assets
Beginning of Period	60,973	114,279	91,603	44,770	79,720	60,106
End of Period	$60,831	$60,973	$114,279	$46,214	$44,770	$79,720
(1) Shares Issued and Redeemed:
Shares Issued	674	882	947	831	1,087	1,500
Shares Issued in Lieu of Cash Distributions	1,329	694	407	779	664	375
Shares Redeemed	(645)	(799)	(651)	(866)	(819)	(777)
	1,358	777	703	744	932	1,098
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$633	$2,955	$3,265	$468	$1,595	$1,243

See accompanying Notes to the Financial Statements.
24

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	VA Short-Term Fixed Portfolio			VA Global Bond Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	954	$2,405	$3,739	$1,052	$2,163	$2,667
Net Realized Gain (Loss) on:
Investment Securities Sold	119	4	(1)	446	36	(413)
Foreign Currency Transactions	—	—	—	1,625	1,177	(2,451)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,076	(288)	(27)	(419)	(880)	2,551
Translation of Foreign Currency Denominated Amounts	—	—	—	172	(373)	2,055
Net Increase (Decrease) in Net Assets Resulting from Operations	2,149	2,121	3,711	2,876	2,123	4,409
Distributions From:
Net Investment Income	(2,453)	(3,782)	(2,431)	(3,000)	(1,901)	(278)
Total Distributions	(2,453)	(3,782)	(2,431)	(3,000)	(1,901)	(278)
Capital Share Transactions (1):
Shares Issued	5,392	12,498	22,198	4,008	9,290	23,635
Shares Issued in Lieu of Cash Distributions	2,453	3,782	2,431	3,000	1,901	278
Shares Redeemed	(15,202)	(11,550)	(8,110)	(15,286)	(15,246)	(9,316)
Net Increase (Decrease) from Capital Share Transactions	(7,357)	4,730	16,519	(8,278)	(4,055)	14,597
Total Increase (Decrease) in Net Assets	(7,661)	3,069	17,799	(8,402)	(3,833)	18,728
Net Assets
Beginning of Period	86,805	83,736	65,937	92,313	96,146	77,418
End of Period	$79,144	$86,805	$83,736	$83,911	$92,313	$96,146
(1) Shares Issued and Redeemed:
Shares Issued	525	1,216	2,153	368	854	2,218
Shares Issued in Lieu of Cash Distributions	242	374	241	278	176	26
Shares Redeemed	(1,476)	(1,125)	(782)	(1,396)	(1,397)	(866)
	(709)	465	1,612	(750)	(367)	1,378
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$589	$2,088	$3,465	$939	$2,887	$1,594

See accompanying Notes to the Financial Statements.
25

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

VA U.S. Targeted Value Portfolio	VA U.S. Large Value Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$8.13	$13.25	$17.23	$16.57	$16.95	$15.02	$10.83	$11.10	$17.45	$18.89	$16.93	$15.01	$12.59	$10.69
Income from Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.12	(A)	0.15	(A)	0.15	(A)	0.05	0.05	0.02	0.14	(A)	0.27	(A)	0.24	(A)	0.25	(A)	0.19	0.15	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.03)	(3.98)	(1.85)	2.63	1.42	3.34	4.94	(1.34)	(6.40)	(0.30)	2.60	1.88	2.42	1.90
Total from Investment Operations	(0.98)	(3.86)	(1.70)	2.78	1.47	3.39	4.96	(1.20)	(6.13)	(0.06)	2.85	2.07	2.57	2.03
Less Distributions
Net Investment Income	(0.14)	(0.14)	(0.14)	(0.05)	(0.06)	(0.02)	(0.03)	(0.31)	(0.22)	(0.22)	(0.20)	(0.15)	(0.15)	(0.13)
Net Realized Gains	(0.04)	(1.12)	(2.14)	(2.07)	(1.79)	(1.44)	(0.74)	—	—	(1.16)	(0.69)	—	—	—
Total Distributions	(0.18)	(1.26)	(2.28)	(2.12)	(1.85)	(1.46)	(0.77)	(0.31)	(0.22)	(1.38)	(0.89)	(0.15)	(0.15)	(0.13)
Net Asset Value, End of Period	$6.97	$8.13	$13.25	$17.23	$16.57	$16.95	$15.02	$9.59	$11.10	$17.45	$18.89	$16.93	$15.01	$12.59
Total Return	(12.08	)%(C)	(32.03	)%(C)	(11.45)%	19.33%	9.61%	24.62%	49.71%	(10.84	)%(C)	(35.56	)%(C)	(0.47)%	17.74%	13.91%	20.55%	19.21%
Net Assets, End of Period (thousands)	$60,134	$69,829	$101,695	$100,337	$77,914	$64,567	$48,051	$82,379	$89,009	$140,825	$120,776	$86,031	$69,571	$48,115
Ratio of Expenses to Average Net Assets	0.48	%(B)	0.50	%(B)	0.56%	0.57%	0.63%	0.63%	0.68%	0.35	%(B)	0.31	%(B)	0.28%	0.32%	0.38%	0.40%	0.40%
Ratio of Net Investment Income to Average Net Assets	1.43	%(B)	1.24	%(B)	1.01%	0.93%	0.33%	0.31%	0.14%	3.05	%(B)	1.86	%(B)	1.28%	1.44%	1.27%	1.13%	1.27%
Portfolio Turnover Rate	15	%(C)	23	%(C)	32%	38%	35%	30%	40%	23	%(C)	21	%(C)	9%	14%	13%	8%	7%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
26

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

VA International Value Portfolio	VA International Small Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.20	$21.98	$20.37	$16.08	$14.25	$11.53	$8.70	$7.33	$15.41	$14.76	$12.93	$11.22	$9.19	$6.26
Income from Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.57	(A)	0.67	(A)	0.55	(A)	0.32	0.25	0.20	0.09	(A)	0.32	(A)	0.28	(A)	0.26	(A)	0.22	0.20	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.33)	(9.89)	2.68	4.91	1.96	3.04	2.81	0.10	(6.75)	1.63	3.10	1.92	2.42	2.89
Total from Investment Operations	(0.19)	(9.32)	3.35	5.46	2.28	3.29	3.01	0.19	(6.43)	1.91	3.36	2.14	2.62	3.04
Less Distributions
Net Investment Income	(0.54)	(0.66)	(0.56)	(0.38)	(0.27)	(0.18)	(0.18)	(0.28)	(0.27)	(0.28)	(0.22)	(0.21)	(0.17)	(0.11)
Net Realized Gains	(1.18)	(1.80)	(1.18)	(0.79)	(0.18)	(0.39)	—	(0.49)	(1.38)	(0.98)	(1.31)	(0.22)	(0.42)	—
Total Distributions	(1.72)	(2.46)	(1.74)	(1.17)	(0.45)	(0.57)	(0.18)	(0.77)	(1.65)	(1.26)	(1.53)	(0.43)	(0.59)	(0.11)
Net Asset Value, End of Period	$8.29	$10.20	$21.98	$20.37	$16.08	$14.25	$11.53	$6.75	$7.33	$15.41	$14.76	$12.93	$11.22	$9.19
Total Return	(1.06	)%(C)	(47.39	)%(C)	17.66%	36.16%	16.42%	29.80%	35.49%	3.48	%(C)	(46.30	)%(C)	13.94%	28.59%	19.72%	30.17%	49.54%
Net Assets, End of Period (thousands)	$60,831	$60,973	$114,279	$91,603	$61,613	$48,946	$33,700	$46,214	$44,770	$79,720	$60,106	$43,662	$33,819	$21,814
Ratio of Expenses to Average Net Assets	0.53	%(B)	0.49	%(B)	0.47%	0.49%	0.59%	0.61%	0.63%	0.69	%(B)	0.62	%(B)	0.62%	0.64%	0.73%	0.77%	0.78%
Ratio of Net Investment Income to Average Net Assets	3.52	%(B)	3.73	%(B)	3.18%	3.09%	2.21%	1.98%	2.07%	2.87	%(B)	2.90	%(B)	1.84%	1.91%	1.86%	1.70%	1.92%
Portfolio Turnover Rate	8	%(C)	18	%(C)	19%	13%	12%	8%	21%	11	%(C)	18	%(C)	20%	14%	21%	9%	27%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
27

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

VA Short-Term Fixed Portfolio	VA Global Bond Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.34	$10.56	$10.44	$10.26	$10.20	$10.31	$10.50	$10.97	$10.95	$10.46	$10.55	$10.55	$10.95	$10.91
Income from Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.29	(A)	0.51	(A)	0.41	(A)	0.26	0.14	0.13	0.13	(A)	0.24	(A)	0.32	(A)	0.27	(A)	0.33	(A)	0.22	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	0.15	(0.04)	(0.01)	0.04	(0.06)	(0.04)	0.03	0.23	—	0.21	0.12	(0.12)	0.09	0.14
Total from Investment Operations	0.27	0.25	0.50	0.45	0.20	0.10	0.16	0.36	0.24	0.53	0.39	0.21	0.31	0.45
Less Distributions
Net Investment Income	(0.31)	(0.47)	(0.38)	(0.27)	(0.14)	(0.12)	(0.22)	(0.38)	(0.22)	(0.04)	(0.48)	(0.21)	(0.30)	(0.29)
Net Realized Gains	—	—	—	—	—	(0.09)	(0.13)	—	—	—	—	—	(0.41)	(0.12)
Total Distributions	(0.31)	(0.47)	(0.38)	(0.27)	(0.14)	(0.21)	(0.35)	(0.38)	(0.22)	(0.04)	(0.48)	(0.21)	(0.71)	(0.41)
Net Asset Value, End of Period	$10.30	$10.34	$10.56	$10.44	$10.26	$10.20	$10.31	$10.95	$10.97	$10.95	$10.46	$10.55	$10.55	$10.95
Total Return	2.64	%(C)	2.48	%(C)	4.99%	4.49%	1.98%	1.01%	1.60%	3.31	%(C)	2.18	%(C)	5.06%	3.90%	1.98%	2.97%	4.29%
Net Assets, End of Period (thousands)	$79,144	$86,805	$83,736	$65,937	$52,364	$41,576	$34,583	$83,911	$92,313	$96,146	$77,418	$61,828	$44,555	$32,339
Ratio of Expenses to Average Net Assets	0.31	%(B)	0.31	%(B)	0.31%	0.32%	0.34%	0.35%	0.36%	0.32	%(B)	0.32	%(B)	0.31%	0.33%	0.41%	0.42%	0.43%
Ratio of Net Investment Income to Average Net Assets	2.35	%(B)	3.03	%(B)	4.93%	3.98%	2.77%	1.38%	1.31%	2.44	%(B)	2.42	%(B)	3.02%	2.59%	3.12%	3.01%	3.09%
Portfolio Turnover Rate	14	%(C)	20	%(C)	22%	29%	31%	141%	160%	24	%(C)	61	%(C)	85%	97%	75%	86%	107%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
28

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans, and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, six of which (the "Portfolios") are included in this report and the remaining fifty-one are presented in separate reports. The Portfolios are only available through a select group of insurance products.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of

29

Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolios adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
VA U.S. Targeted Value Portfolio	$60,168	$8,040	—	$68,208	—	—	—	—
VA U.S. Large Value Portfolio	81,901	9,712	—	91,613	—	—	—	—
VA International Value Portfolio	19,381	50,199	—	69,580	—	—	—	—
VA International Small Portfolio	3,152	51,829	—	54,981	—	—	—	—
VA Short-Term Fixed Portfolio	—	78,130	—	78,130	—	—	—	—
VA Global Bond Portfolio	—	83,312	—	83,312	—	$(112)	—	$(112)

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S.

30

dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distrbutions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issues existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

31

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides investment advisory services to the Portfolios. For the six months ended April 30, 2009, the VA Portfolios' investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

VA U.S. Targeted Value Portfolio	0.35%
VA U.S. Large Value Portfolio	0.25%
VA International Value Portfolio	0.40%
VA International Small Portfolio	0.50%
VA Short-Term Fixed Portfolio	0.25%
VA Global Bond Portfolio	0.25%*

*  The Portfolio's investment advisory fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $94 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

VA U.S. Targeted Value Portfolio	$1
VA U.S. Large Value Portfolio	2
VA International Value Portfolio	1
VA International Small Portfolio	1
VA Short-Term Fixed Portfolio	2
VA Global Bond Portfolio	2

E.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
VA U.S. Targeted Value Portfolio	—	—	$9,036	$8,623
VA U.S. Large Value Portfolio	—	—	21,935	17,874
VA International Value Portfolio	—	—	6,376	4,696
VA International Small Portfolio	—	—	5,766	4,668
VA Short-Term Fixed Portfolio	$12,418	$6,796	10,398	1,779
VA Global Bond Portfolio	3,715	12,882	16,655	13,929

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

32

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and foreign bond bifurcation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
VA U.S. Targeted Value Portfolio	$70	$(54)	$(16)
VA International Value Portfolio	582	(227)	(355)
VA International Small Portfolio	262	(99)	(163)
VA Global Bond Portfolio	—	1,031	(1,031)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
VA U.S. Targeted Value Portfolio
2006	$1,811	$8,156	$9,967
2007	2,946	10,434	13,380
2008	1,614	8,104	9,718
VA U.S. Large Value Portfolio
2006	1,005	3,535	4,540
2007	1,615	7,377	8,992
2008	1,777	—	1,777
VA International Value Portfolio
2006	1,535	2,981	4,516
2007	2,663	5,140	7,803
2008	3,735	9,634	13,369
VA International Small Portfolio
2006	1,187	4,001	5,188
2007	1,482	3,696	5,178
2008	2,029	6,742	8,771
VA Short-Term Fixed Portfolio
2006	1,375	—	1,375
2007	2,431	—	2,431
2008	3,782	—	3,782
VA Global Bond Portfolio
2006	2,857	—	2,857
2007	278	—	278
2008	1,901	—	1,901

33

At October 31, 2008, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
VA U.S. Targeted Value Portfolio	$70	—	$70
VA International Value Portfolio	183	$400	583
VA International Small Portfolio	121	141	262

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
VA U.S. Targeted Value Portfolio	$1,232	—	—	$1,232
VA U.S. Large Value Portfolio	2,026	—	$(7,839)	(5,813)
VA International Value Portfolio	3,046	$7,231	—	10,277
VA International Small Portfolio	2,068	2,623	—	4,691
VA Short-Term Fixed Portfolio	2,089	—	(335)	1,754
VA Global Bond Portfolio	2,610	—	(1,181)	1,429

For federal income tax purposes, the Fund measures its capital loss carryforwards as of October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2008, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amount in thousands):

	Expires on October 31,
	2012	2013	2014	2015	2016	Total
VA U.S. Large Value Portfolio	—	—	—	$1,858	$5,981	$7,839
VA Short-Term Fixed Income Portfolio	$92	$117	$125	1	—	335
VA Global Bond Portfolio	17	558	535	71	—	1,181

During the period ended October 31, 2008, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

VA Short-Term Fixed Portfolio	$4
VA Global Bond Portfolio	181

Some of the Portfolio's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At October 31, 2008, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal income tax purposes. Additionally, for the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies as listed below have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. The amounts listed below are in thousands.

	Mark to Market	Realized Gains
VA International Value Portfolio	$90	$1
VA International Small Portfolio	—	63

34

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
VA U.S. Targeted Value Portfolio	$112,539	$3,264	$(47,595)	$(44,331)
VA U.S. Large Value Portfolio	116,900	7,221	(32,508)	(25,287)
VA International Value Portfolio	99,703	2,840	(32,963)	(30,123)
VA International Small Portfolio	78,877	4,297	(28,193)	(23,896)
VA Short-Term Fixed Portfolio	77,400	875	(145)	730
VA Global Bond Portfolio	80,146	4,141	(975)	3,166

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Forward Currency Contracts: VA Global Bond Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At April 30, 2009, VA Global Bond Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at April 30, 2009	Unrealized Foreign Exchange Gain (Loss)
05/12/09	1,611,683	Japanese Yen	$16,416	$16,345	$71
05/12/09	3,067	Swiss Franc	2,617	2,687	(70)
05/12/09	8,291	Swedish Krona	955	1,031	(76)
05/12/09	1,663	Pound Sterling	2,423	2,460	(37)
			$22,411	$22,523	$(112)

Risks may arise upon entering into these contracts from the potential inability of the counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

3.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and

35

economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

4.  Futures Contracts: During the six months ended April 30, 2009, the Portfolios entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

At April 30, 2009, the Portfolios had no outstanding futures contracts.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
VA U.S. Targeted Value Portfolio	2.00%	$167	25	—	$879
VA U.S. Large Value Portfolio	1.97%	154	11	—	332

At April 30, 2009, VA U.S. Targeted Value Portfolio had a loan outstanding in the amount of $76 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings by the Portfolios under this line of credit with the international custodian bank were as follows (amounts in thousands except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
VA International Value Portfolio	0.94%	$148	19	—	$572
VA International Small Portfolio	0.93%	209	31	—	520

At April 30, 2009, VA International Value Portfolio had a loan outstanding in the amount of $223 (in thousands).

36

I.  Securities Lending:

As of April 30, 2009, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

37

L.  Other:

At April 30, 2009, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
VA U.S. Targeted Value Portfolio	1	78%
VA U.S. Large Value Portfolio	1	78%
VA International Value Portfolio	1	78%
VA International Small Portfolio	2	84%
VA Short-Term Fixed Portfolio	1	80%
VA Global Bond Portfolio	1	81%

38

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

39

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreement. For VA International Small Portfolio, Dimensional Fund Advisors Ltd. And DFA Australia Limited each serves as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature, extent and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were

40

favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the last three years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

41

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DFA043009-004S

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

i

Continued

ii

Continued

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

iii

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

AMBAC  American Municipal Bond Assurance Corporation

ETM  Escrowed to Maturity

FGIC  Federal Guaranty Insurance Corporation

FSA  Financial Security Assurance

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GO  General Obligation

MBIA  Municipal Bond Insurance Association

P.L.C.  Public Liability Company

RB  Revenue Bond

REIT  Real Estate Investment Trust

SA  Special Assessment

SPDR  Standard & Poor's Depository Receipts

STRB  Special Tax Revenue Bond

STRIP  Separate Trading of Registered Interest and Principal of Securities

TAN  Tax Anticipation Note

TECP  Tax Exempt Commercial Paper

TRAN  Tax and Revenue Anticipation Note

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

^  Denominated in local currency or the Euro, unless otherwise noted.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of April 30, 2009.

(t)  Face Amount denominated in Australian Dollars.

(g)  Face Amount denominated in British Pounds.

(d)  Face Amount denominated in Denmark Krone.

(e)  Face Amount denominated in Euro.

(j)  Face Amount denominated in Japanese Yen.

(z)  Face Amount denominated in New Zealand Dollars.

(n)  Face Amount denominated in Norwegian Krone.

(s)  Face Amount denominated in Swedish Krona.

(f)  Face Amount denominated in Swiss Francs.

(u)  Face Amount denominated in United States Dollars.

§  Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Continued

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund (Affiliated Investment Company).

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

RIC  Registered Investment Company

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLES

U.S. Large Company Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$916.90	0.15%	$0.71
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.05	0.15%	$0.75
Enhanced U.S. Large Company Portfolio*****
Actual Fund Return
Institutional Class Shares	$1,000.00	$922.30	0.28%	$1.33
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.41	0.28%	$1.40

DISCLOSURE OF FUND EXPENSES
CONTINUED

U.S. Large Cap Value Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$900.30	0.29%	$1.37
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.36	0.29%	$1.45
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$919.70	0.50%	$2.38
Class R2 Shares	$1,000.00	$918.00	0.65%	$3.09
Institutional Class Shares	$1,000.00	$919.30	0.39%	$1.86
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.32	0.50%	$2.51
Class R2 Shares	$1,000.00	$1,021.57	0.65%	$3.26
Institutional Class Shares	$1,000.00	$1,022.86	0.39%	$1.96
U.S. Small Cap Value Portfolio*****
Actual Fund Return
Institutional Class Shares	$1,000.00	$905.20	0.54%	$2.55
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.12	0.54%	$2.71
U.S. Core Equity 1 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$934.30	0.20%	$0.96
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$928.00	0.23%	$1.10
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.65	0.23%	$1.15
U.S. Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$914.70	0.34%	$1.61
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.11	0.34%	$1.71
T.A. U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$928.00	0.26%	$1.24
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.51	0.26%	$1.30

DISCLOSURE OF FUND EXPENSES
CONTINUED

U.S. Small Cap Portfolio*****	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$941.90	0.39%	$1.88
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.86	0.39%	$1.96
U.S. Micro Cap Portfolio*****
Actual Fund Return
Institutional Class Shares	$1,000.00	$906.60	0.54%	$2.55
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.12	0.54%	$2.71
DFA Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$795.10	0.35%	$1.56
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.06	0.35%	$1.76
Large Cap International Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$963.10	0.31%	$1.51
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.26	0.31%	$1.56
International Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,000.80	0.41%	$2.03
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.76	0.41%	$2.06
T.A. World ex U.S. Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,042.80	0.60%	$3.04
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.82	0.60%	$3.01
International Small Company Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,037.20	0.57%	$2.88
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.97	0.57%	$2.86
Japanese Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$995.60	0.61%	$3.02
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.77	0.61%	$3.06

DISCLOSURE OF FUND EXPENSES
CONTINUED

Asia Pacific Small Company Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,101.80	0.68%	$3.54
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.42	0.68%	$3.41
United Kingdom Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,070.00	0.61%	$3.13
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.77	0.61%	$3.06
Continental Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,026.70	0.62%	$3.12
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.72	0.62%	$3.11
DFA International Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$885.50	0.43%	$2.01
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.66	0.43%	$2.16
DFA Global Real Estate Securities Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$836.30	0.48%	$2.19
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.41	0.48%	$2.41
DFA International Small Cap Value Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,039.70	0.71%	$3.59
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.27	0.71%	$3.56
International Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,026.50	0.60%	$3.01
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.82	0.60%	$3.01
Emerging Markets Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,110.90	0.61%	$3.19
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.77	0.61%	$3.06

DISCLOSURE OF FUND EXPENSES
CONTINUED

Emerging Markets Small Cap Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,268.00	0.80%	$4.50
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,020.83	0.80%	$4.01
Emerging Markets Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,191.40	0.67%	$3.64
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.47	0.67%	$3.36
DFA One-Year Fixed Income Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,024.50	0.18%	$0.90
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.90	0.18%	$0.90
DFA Two-Year Global Fixed Income Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,023.50	0.19%	$0.95
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.85	0.19%	$0.95
DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,028.10	0.22%	$1.11
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
DFA Five-Year Government Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,052.80	0.23%	$1.17
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.65	0.23%	$1.15
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,038.30	0.28%	$1.42
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.41	0.28%	$1.40
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,078.10	0.13%	$0.67
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.15	0.13%	$0.65

DISCLOSURE OF FUND EXPENSES
CONTINUED

DFA Short-Term Extended Quality Portfolio****	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,013.50	0.22%	$0.35
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.70	0.22%	$1.10
DFA Inflation-Protected Securites Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,103.90	0.14%	$0.73
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.10	0.14%	$0.70
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,032.70	0.23%	$1.16
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.65	0.23%	$1.15
DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,039.00	0.25%	$1.26
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.55	0.25%	$1.25

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***  The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

****  DFA Short-Term Extended Quality Portfolio commenced operations on March 4, 2009. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (58), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six-months ended April 30, 2009 to allow for comparability.

*****  Effective February 28, 2009, the Portfolio invests directly in securities rather than through the Master Fund. The expenses shown reflect the direct expenses of the Portfolio and the indirect payments of the Portfolio's portion of the expenses, for the period November 1, 2008 through February 27, 2009 of the Master Fund (Affiliated Investment Company).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Company Portfolio	100.0%
U.S. Large Cap Value Portfolio	100.0%
International Small Company Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
DFA Global Real Estate Securities Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
DFA One-Year Fixed Income Portfolio	100.0%
DFA Two-Year Global Fixed Income Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
U.S. Targeted Value Portfolio	17.6%	3.9%	5.4%	23.9%	7.4%	15.2%	19.8%	5.6%	—	0.8%	0.4%	—	100.0%
U.S. Small Cap Value Portfolio	17.6%	3.6%	5.3%	25.0%	6.5%	18.5%	18.3%	4.8%	—	0.3%	0.1%	—	100.0%
U.S. Core Equity 1 Portfolio	13.0%	9.4%	9.2%	15.0%	12.3%	12.4%	16.9%	4.6%	—	3.1%	4.1%	—	100.0%
U.S. Core Equity 2 Portfolio	14.5%	7.8%	9.9%	18.1%	10.5%	13.1%	14.5%	5.0%	—	3.8%	2.8%	—	100.0%
U.S. Vector Equity Portfolio	16.9%	6.0%	8.4%	23.2%	8.9%	13.1%	14.8%	4.9%	—	2.5%	1.3%	—	100.0%
T.A. U.S. Core Equity 2 Portfolio	15.0%	7.2%	8.9%	18.1%	11.0%	13.9%	14.8%	4.4%	—	3.8%	2.9%	—	100.0%
U.S. Small Cap Portfolio	18.2%	4.6%	4.2%	15.0%	12.0%	17.7%	20.7%	4.1%	—	0.9%	2.6%	—	100.0%
U.S. Micro Cap Portfolio	16.8%	4.8%	2.3%	16.9%	14.1%	17.1%	21.3%	3.8%	—	1.1%	1.8%	—	100.0%
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	—	—	100.0%	—	—	—	100.0%
Large Cap International Portfolio	10.4%	9.3%	10.0%	23.0%	8.1%	11.3%	5.5%	9.9%	—	6.2%	6.2%	0.1%	100.0%
International Core Equity Portfolio	14.4%	6.8%	8.8%	25.7%	4.0%	16.5%	5.8%	11.7%	—	3.1%	3.1%	0.1%	100.0%
T.A. World ex U.S. Core Equity Portfolio	13.2%	6.4%	7.8%	25.3%	4.1%	16.7%	6.6%	13.2%	—	3.2%	3.4%	0.1%	100.0%
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	—	—	100.0%	—	—	—	100.0%
DFA International Small Cap Value Portfolio	18.5%	7.5%	3.0%	22.7%	2.1%	22.2%	6.7%	16.2%	0.1%	0.3%	0.4%	0.3%	100.0%
International Vector Equity Portfolio	15.7%	5.7%	7.0%	25.9%	3.3%	18.5%	6.5%	13.8%	—	1.7%	1.7%	0.2%	100.0%
Emerging Markets Core Equity Portfolio	9.6%	6.5%	8.8%	22.4%	4.1%	11.7%	10.5%	15.4%	—	7.3%	3.6%	0.1%	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Muni Insured	Muni G.O. Local	Muni G.O. State	Muni Revenue	Supranational	Total
Enhanced U.S. Large Company Portfolio	38.3%	37.4%	14.8%	9.5%	—	—	—	—	—	100.0%
DFA Selectively Hedged Global Fixed Income Portfolio	13.9%	6.7%	50.7%	24.5%	—	—	—	—	4.2%	100.0%
DFA Five-Year Government Portfolio	—	100.0%	—	—	—	—	—	—	—	100.0%
DFA Five-Year Global Fixed Income Portfolio	29.6%	40.9%	14.6%	11.5%	—	—	—	—	3.4%	100.0%
DFA Intermediate Government Fixed Income Portfolio	—	100.0%	—	—	—	—	—	—	—	100.0%
DFA Short-Term Extended Quality Portfolio	57.3%	12.1%	17.9%	12.7%	—	—	—	—	—	100.0%
DFA Inflation-Protected Securities Portfolio	—	100.0%	—	—	—	—	—	—	—	100.0%
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	20.1%	20.4%	24.3%	35.2%	—	100.0%
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	42.1%	14.9%	17.0%	26.0%	—	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

U.S. LARGE COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$2,272,424,922
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,701,396,870)	$2,272,424,922

See accompanying Notes to Financial Statements.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (3.6%)
BONDS — (3.6%)
Australia & New Zealand Banking Group, Ltd. (u) 4.875%, 11/08/10	3,258	$3,243,805
Commonwealth Bank of Australia (u) 4.750%, 01/27/11	434	429,165
National Australia Bank, Ltd. (u) 5.125%, 03/08/10	1,500	1,526,483
TOTAL — AUSTRALIA		5,199,453
AUSTRIA — (5.4%)
BONDS — (5.4%)
ASFINAG (u) 4.750%, 11/17/10	3,500	3,658,567
Oesterreichische Kontrollbank AG (u) 4.250%, 10/06/10	3,000	3,086,502
Republic of Austria (u) 4.375%, 08/30/10	1,000	1,035,782
TOTAL — AUSTRIA		7,780,851
CANADA — (3.9%)
BONDS — (3.9%)
Canada Mortgage & Housing Corp. (u) 4.800%, 10/01/10	2,000	2,062,398
Ontario, Province of Canada (u) 3.125%, 09/08/10	3,400	3,471,930
TOTAL — CANADA		5,534,328
FRANCE — (2.5%)
BONDS — (2.5%)
Caisse D'amortissement de la Dette Sociale
(u) 4.250%, 11/08/10	3,500	3,626,042
GERMANY — (7.2%)
BONDS — (7.2%)
Kreditanstalt fuer Wiederaufbau (u) 4.625%, 01/20/11	3,000	3,138,408
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 3.250%, 10/29/10	4,000	4,060,680
Landwirtschaftliche Rentenbank (u) 4.250%, 01/21/11	3,000	3,124,701
TOTAL — GERMANY		10,323,789
NETHERLANDS — (7.5%)
BONDS — (7.5%)
Bank Nederlandse Gemeenten (u) 3.375%, 12/15/10	3,000	3,071,259
(u) 3.375%, 01/18/11	800	817,403

	Face Amount^	Value†
	(000)
Deutsche Bahn Finance (u) 5.125%, 01/05/11	4,500	$4,652,118
Rabobank Nederland (u) 5.000%, 02/15/11	2,200	2,315,317
TOTAL — NETHERLANDS		10,856,097
SPAIN — (2.5%)
BONDS — (2.5%)
Instituto de Credito Oficial (u) 4.625%, 10/26/10	3,400	3,534,205
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.8%)
BONDS — (3.8%)
Inter-American Development Bank (u) 5.000%, 04/05/11	1,500	1,591,305
Nordic Investment Bank (u) 4.875%, 03/15/11	3,840	3,942,989
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		5,534,294
SWEDEN — (3.1%)
BONDS — (3.1%)
Svensk Exportkredit AB (u) 4.000%, 06/15/10	4,332	4,423,054
UNITED KINGDOM — (4.0%)
BONDS — (4.0%)
BP Capital Markets P.L.C. (u) 4.875%, 03/15/10	2,500	2,573,648
Network Rail Infrastructure Finance P.L.C. (u) 3.000%, 01/24/11	3,115	3,180,823
TOTAL — UNITED KINGDOM		5,754,471
UNITED STATES — (56.5%)
AGENCY OBLIGATIONS — (18.2%)
Federal Home Loan Bank 3.500%, 07/16/10	$800	818,939
4.375%, 10/22/10	1,200	1,255,330
1.625%, 01/21/11	5,000	5,044,930
1.625%, 03/16/11	3,000	3,019,488
Federal Home Loan Bank Discount Note 0.210%, 07/14/09	6,000	5,998,026
0.270%, 07/14/09	5,100	5,098,322
Federal National Mortgage Association Discount Note 0.250%, 07/20/09	5,000	4,998,220
TOTAL AGENCY OBLIGATIONS		26,233,255

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
BONDS — (20.3%)
Citigroup Funding, Inc. Floating Rate Note (r) 1.351%, 10/22/09	$4,000	$3,904,520
CME Group, Inc. Floating Rate Note (r) 1.886%, 08/06/10	4,000	3,921,784
General Electric Capital Corp. Floating Rate Note (r) 1.620%, 02/01/11	4,000	3,712,968
John Deere Capital Corp. Floating Rate Note (r) 1.700%, 02/26/10	4,000	3,982,932
JPMorgan Chase & Co. Floating Rate Note (r) 1.596%, 11/19/09	3,800	3,789,349
Paccar Financial Corp. Floating Rate Note (r) 1.328%, 09/21/09	2,500	2,493,948
Wal-Mart Stores, Inc. 6.875%, 08/10/09	3,300	3,349,447
Wells Fargo Bank & Co. 4.625%, 08/09/10	4,000	4,032,552
TOTAL BONDS		29,187,500
COMMERCIAL PAPER — (11.5%)
BNP Paribas Finance, Inc. 0.500%, 06/22/09	3,500	3,497,472
L'Oreal USA, Inc. 0.300%, 07/16/09	3,800	3,793,660
National Rural Utilities 0.230%, 06/01/09	3,500	3,499,307
Rockwell Collins, Inc. 0.150%, 05/06/09	2,000	1,999,958
Westpac Banking Corp. 3.020%, 09/04/09	3,800	3,784,811
TOTAL COMMERCIAL PAPER		16,575,208
EXCHANGE-TRADED FUND — (2.7%)
SPDR Trust Series I	44,100	3,860,955
	Shares
TEMPORARY CASH INVESTMENTS — (3.8%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,526,556	5,526,556
TOTAL INVESTMENTS — (100.0%) (Cost $144,218,048)		$143,950,058

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

U.S. LARGE CAP VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$4,747,094,148
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $4,796,126,375)	$4,747,094,148

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (78.9%)
Consumer Discretionary — (13.9%)
*# AutoNation, Inc.	285,685	$5,059,481	0.5%
*# Cabela's, Inc.	285,642	3,659,074	0.3%
Cinemark Holdings, Inc.	392,892	3,496,739	0.3%
# Foot Locker, Inc.	287,581	3,419,338	0.3%
*# Iconix Brand Group, Inc.	257,210	3,667,815	0.3%
* Jarden Corp.	333,443	6,702,204	0.6%
# Meredith Corp.	160,422	4,023,384	0.4%
*# Mohawk Industries, Inc.	106,140	5,021,483	0.5%
# Penske Automotive Group, Inc.	323,775	4,290,019	0.4%
*# Toll Brothers, Inc.	273,119	5,533,391	0.5%
# Whirlpool Corp.	127,927	5,777,183	0.5%
Other Securities		145,830,386	12.9%
Total Consumer Discretionary		196,480,497	17.5%
Consumer Staples — (3.3%)
*# Collective Brands, Inc.	278,432	4,042,833	0.4%
* Constellation Brands, Inc. Class A	322,680	3,739,861	0.3%
PepsiAmericas, Inc.	160,714	3,948,743	0.4%
Other Securities		34,907,765	3.0%
Total Consumer Staples		46,639,202	4.1%
Energy — (4.3%)
Cimarex Energy Co.	126,477	3,402,231	0.3%
# Tesoro Petroleum Corp.	223,940	3,415,085	0.3%
*# Western Refining, Inc.	298,300	3,755,597	0.3%
Other Securities		49,869,064	4.5%
Total Energy		60,441,977	5.4%
Financials — (19.1%)
American Financial Group, Inc.	221,530	3,894,497	0.4%
Fidelity National Financial, Inc.	311,710	5,651,302	0.5%
First American Corp.	179,565	5,042,185	0.5%
# First Horizon National Corp.	299,226	3,444,102	0.3%
HCC Insurance Holdings, Inc.	150,975	3,611,322	0.3%
Odyssey Re Holdings Corp.	88,247	3,378,978	0.3%
Old Republic International Corp.	431,692	4,044,954	0.4%
Reinsurance Group of America, Inc.	118,451	3,765,557	0.3%
Transatlantic Holdings, Inc.	115,613	4,385,201	0.4%
Unitrin, Inc.	204,114	3,469,938	0.3%
W. R. Berkley Corp.	143,115	3,421,880	0.3%
Other Securities		227,531,358	20.2%
Total Financials		271,641,274	24.2%
Health Care — (5.6%)
*# Community Health Systems, Inc.	178,748	4,082,604	0.4%
*# Inverness Medical Innovations, Inc.	131,000	4,229,990	0.4%
* King Pharmaceuticals, Inc.	479,100	3,775,308	0.3%
Omnicare, Inc.	156,837	4,032,279	0.4%
Other Securities		63,589,349	5.6%
Total Health Care		79,709,530	7.1%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.4%)
# Applied Industrial Technologies, Inc.	202,120	$4,547,700	0.4%
Masco Corp.	537,852	4,765,369	0.4%
Other Securities		152,945,814	13.6%
Total Industrials		162,258,883	14.4%
Information Technology — (15.7%)
* 3Com Corp.	1,429,966	5,791,362	0.5%
* Arrow Electronics, Inc.	227,021	5,162,458	0.5%
* Avnet, Inc.	214,386	4,692,910	0.4%
* Benchmark Electronics, Inc.	298,403	3,619,628	0.3%
* Cypress Semiconductor Corp.	581,763	4,613,381	0.4%
Fidelity National Information Services, Inc.	259,600	4,633,860	0.4%
* IAC/InterActiveCorp	221,621	3,550,368	0.3%
* Ingram Micro, Inc.	317,283	4,606,949	0.4%
* Integrated Device Technology, Inc.	652,749	3,544,427	0.3%
* Macrovision Solutions Corp.	191,465	3,871,422	0.4%
* Sycamore Networks, Inc.	1,172,970	3,460,262	0.3%
* Tech Data Corp.	220,978	6,361,957	0.6%
* Tellabs, Inc.	658,049	3,448,177	0.3%
Other Securities		165,623,925	14.7%
Total Information Technology		222,981,086	19.8%
Materials — (4.7%)
MeadWestavco Corp.	313,877	4,915,314	0.4%
# Worthington Industries, Inc.	222,516	3,315,488	0.3%
Other Securities		57,861,269	5.2%
Total Materials		66,092,071	5.9%
Telecommunication Services — (0.6%)
# CenturyTel, Inc.	184,065	4,997,365	0.4%
Other Securities		3,455,119	0.3%
Total Telecommunication Services		8,452,484	0.7%
Utilities — (0.3%)
Total Utilities		4,098,651	0.4%
TOTAL COMMON STOCKS		1,118,795,656	99.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		1,144	0.0%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,280,854	5,280,854	0.5%
SECURITIES LENDING COLLATERAL — (20.7%)
§ @ DFA Short Term Investment Fund LP	292,507,976	292,507,976	26.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $1,965,420 FNMA 7.000%, 12/01/37, valued at $1,798,107) to be repurchased at $1,745,743	$1,746	1,745,735	0.1%
TOTAL SECURITIES LENDING COLLATERAL		294,253,711	26.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,747,147,820)		$1,418,331,364	126.1%

See accompanying Notes to Financial Statements.

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.9%)
Consumer Discretionary — (15.5%)
Bob Evans Farms, Inc.	1,205,684	$29,237,837	0.6%
Foot Locker, Inc.	2,212,746	26,309,550	0.6%
*# Jarden Corp.	2,423,597	48,714,300	1.0%
# Penske Automotive Group, Inc.	2,164,666	28,681,824	0.6%
Regis Corp.	1,045,670	20,014,124	0.4%
# Scholastic Corp.	1,773,991	35,000,842	0.7%
Other Securities		636,371,202	13.4%
Total Consumer Discretionary		824,329,679	17.3%
Consumer Staples — (3.7%)
*# Hain Celestial Group, Inc.	1,303,172	21,749,941	0.5%
Other Securities		178,220,792	3.7%
Total Consumer Staples		199,970,733	4.2%
Energy — (4.7%)
*# Bristow Group, Inc.	906,031	20,621,266	0.4%
* Encore Acquisition Co.	724,581	21,150,519	0.5%
# Overseas Shipholding Group, Inc.	736,187	21,135,929	0.5%
*# SEACOR Holdings, Inc.	312,838	20,559,713	0.4%
Other Securities		165,486,293	3.4%
Total Energy		248,953,720	5.2%
Financials — (22.4%)
*# AmeriCredit Corp.	2,109,220	21,450,767	0.5%
* Argo Group International Holdings, Ltd.	919,019	25,723,342	0.6%
Brookline Bancorp, Inc.	2,047,148	20,307,708	0.4%
* CNA Surety Corp.	1,085,424	20,894,412	0.5%
Delphi Financial Group, Inc. Class A	1,479,669	25,553,884	0.5%
First Niagara Financial Group, Inc.	3,268,855	44,260,297	0.9%
Harleysville Group, Inc.	791,615	22,893,506	0.5%
Infinity Property & Casualty Corp.	579,946	20,437,297	0.4%
* Navigators Group, Inc.	461,215	20,929,937	0.5%
NewAlliance Bancshares, Inc.	3,355,507	43,319,595	0.9%
*# PHH Corp.	1,610,740	27,028,217	0.6%
# Prosperity Bancshares, Inc.	991,519	27,534,483	0.6%
Provident Financial Services, Inc.	2,524,606	26,937,546	0.6%
Selective Insurance Group, Inc.	1,931,259	28,505,383	0.6%
# Susquehanna Bancshares, Inc.	2,507,238	20,208,338	0.4%
Umpqua Holdings Corp.	2,227,403	21,360,795	0.5%
Other Securities		779,856,240	16.1%
Total Financials		1,197,201,747	25.1%
Health Care — (5.6%)
* Kindred Healthcare, Inc.	1,556,280	20,262,766	0.4%
*# LifePoint Hospitals, Inc.	1,732,785	44,792,492	1.0%
Other Securities		232,767,056	4.8%
Total Health Care		297,822,314	6.2%
Industrials — (15.2%)
# Alexander & Baldwin, Inc.	1,094,786	29,165,099	0.6%
# Applied Industrial Technologies, Inc.	1,370,450	30,835,125	0.7%
# Briggs & Stratton Corp.	2,002,165	29,792,215	0.6%
* EnerSys	1,359,088	23,172,450	0.5%
* Esterline Technologies Corp.	1,043,023	27,483,656	0.6%
# GATX Corp.	1,352,865	40,734,765	0.9%

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Tredegar Industries, Inc.	1,245,361	$21,893,446	0.5%
# Trinity Industries, Inc.	1,524,225	22,268,927	0.5%
Watts Water Technologies, Inc.	898,916	20,009,870	0.4%
# Werner Enterprises, Inc.	2,379,515	38,905,070	0.8%
Other Securities		527,429,109	10.9%
Total Industrials		811,689,732	17.0%
Information Technology — (16.8%)
*# Arris Group, Inc.	2,152,087	22,962,768	0.5%
* Benchmark Electronics, Inc.	2,841,081	34,462,313	0.7%
* Integrated Device Technology, Inc.	4,948,453	26,870,100	0.6%
* MKS Instruments, Inc.	2,124,394	33,246,766	0.7%
* MPS Group, Inc.	3,441,900	27,672,876	0.6%
* Skyworks Solutions, Inc.	4,982,775	44,047,731	0.9%
* Sycamore Networks, Inc.	6,832,668	20,156,371	0.4%
* SYNNEX Corp.	1,047,945	22,562,256	0.5%
* Tech Data Corp.	1,380,727	39,751,130	0.8%
Other Securities		623,110,092	13.1%
Total Information Technology		894,842,403	18.8%
Materials — (4.6%)
* OM Group, Inc.	826,326	23,021,442	0.5%
# Westlake Chemical Corp.	1,707,624	31,932,569	0.7%
Other Securities		193,046,984	4.0%
Total Materials		248,000,995	5.2%
Other — (0.0%)
Total Other		6,633	0.0%
Telecommunication Services — (0.3%)
Total Telecommunication Services		15,020,525	0.3%
Utilities — (0.1%)
Total Utilities		3,472,459	0.1%
TOTAL COMMON STOCKS		4,741,310,940	99.4%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		27,265	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $29,515,000 FHLMC 4.50%, 05/01/23, valued at $28,210,237) to be repurchased at $27,792,147	$27,792	27,792,000	0.6%
	Shares
SECURITIES LENDING COLLATERAL — (10.6%)
§ @ DFA Short Term Investment Fund LP	562,250,070	562,250,070	11.8%
TOTAL INVESTMENTS — (100.0%) (Cost $7,063,532,820)		$5,331,380,275	111.8%

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (80.6%)
Consumer Discretionary — (10.6%)
Comcast Corp. Class A	347,609	$5,374,035	0.4%
Disney (Walt) Co.	277,825	6,084,367	0.4%
Home Depot, Inc.	200,625	5,280,450	0.4%
Lowe's Companies, Inc.	185,719	3,992,958	0.3%
McDonald's Corp.	124,831	6,652,244	0.5%
Time Warner, Inc.	188,821	4,121,962	0.3%
Other Securities		166,681,071	10.9%
Total Consumer Discretionary		198,187,087	13.2%
Consumer Staples — (7.5%)
Coca-Cola Co.	243,860	10,498,173	0.7%
CVS Caremark Corp.	263,150	8,362,907	0.6%
Kraft Foods, Inc.	255,784	5,985,346	0.4%
PepsiCo, Inc.	170,959	8,506,920	0.6%
Philip Morris International, Inc.	172,590	6,247,758	0.4%
Procter & Gamble Co.	341,128	16,865,368	1.1%
Wal-Mart Stores, Inc.	309,760	15,611,904	1.0%
Other Securities		67,547,803	4.5%
Total Consumer Staples		139,626,179	9.3%
Energy — (7.4%)
Apache Corp.	58,756	4,280,962	0.3%
Chevron Corp.	250,560	16,562,016	1.1%
ConocoPhillips	239,732	9,829,012	0.7%
Devon Energy Corp.	77,433	4,014,901	0.3%
Exxon Mobil Corp.	439,072	29,272,930	2.0%
# Schlumberger, Ltd.	90,400	4,428,696	0.3%
Other Securities		68,948,712	4.5%
Total Energy		137,337,229	9.2%
Financials — (12.2%)
Bank of America Corp.	842,547	7,523,945	0.5%
Goldman Sachs Group, Inc.	76,873	9,878,180	0.7%
JPMorgan Chase & Co.	629,826	20,784,258	1.4%
The Travelers Companies, Inc.	98,865	4,067,306	0.3%
# Wells Fargo & Co.	470,875	9,422,209	0.6%
Other Securities		175,392,255	11.6%
Total Financials		227,068,153	15.1%
Health Care — (9.9%)
Abbott Laboratories	178,855	7,485,082	0.5%
*# Amgen, Inc.	127,585	6,184,045	0.4%
Bristol-Myers Squibb Co.	231,655	4,447,776	0.3%
* Gilead Sciences, Inc.	106,580	4,881,364	0.3%
Johnson & Johnson	304,296	15,932,939	1.1%
Medtronic, Inc.	124,872	3,995,904	0.3%
# Merck & Co., Inc.	232,390	5,633,134	0.4%
# Pfizer, Inc.	954,193	12,748,018	0.9%
Schering-Plough Corp.	182,136	4,192,771	0.3%
UnitedHealth Group, Inc.	180,055	4,234,894	0.3%
Wyeth	141,295	5,990,908	0.4%
Other Securities		107,866,619	7.0%
Total Health Care		183,593,454	12.2%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (9.9%)
3M Co.	79,085	$4,555,296	0.3%
General Electric Co.	1,149,240	14,537,886	1.0%
United Technologies Corp.	87,829	4,289,568	0.3%
Other Securities		161,835,832	10.7%
Total Industrials		185,218,582	12.3%
Information Technology — (13.4%)
*# Apple, Inc.	96,724	12,170,781	0.8%
* Cisco Sytems, Inc.	711,634	13,748,769	0.9%
* Google, Inc.	26,997	10,690,002	0.7%
Hewlett-Packard Co.	277,599	9,988,012	0.7%
# Intel Corp.	541,492	8,544,744	0.6%
International Business Machines Corp.	112,730	11,634,863	0.8%
Microsoft Corp.	762,900	15,456,354	1.0%
Oracle Corp.	534,535	10,337,907	0.7%
# QUALCOMM, Inc.	176,700	7,477,944	0.5%
Other Securities		149,363,905	9.9%
Total Information Technology		249,413,281	16.6%
Materials — (3.7%)
Monsanto Co.	60,701	5,152,908	0.4%
Other Securities		63,871,343	4.2%
Total Materials		69,024,251	4.6%
Telecommunication Services — (2.6%)
AT&T, Inc.	875,406	22,427,902	1.5%
Verizon Communications, Inc.	374,011	11,347,494	0.8%
Other Securities		14,153,924	0.9%
Total Telecommunication Services		47,929,320	3.2%
Utilities — (3.4%)
Total Utilities		63,841,229	4.3%
TOTAL COMMON STOCKS		1,501,238,765	100.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		872	0.0%
TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,684,803	6,684,803	0.4%
SECURITIES LENDING COLLATERAL — (19.1%)
§ @ DFA Short Term Investment Fund LP	353,471,145	353,471,145	23.5%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $2,269,332 FNMA 7.000%, 12/01/38, valued at $2,172,861) to be repurchased at $2,109,583	$2,110	2,109,573	0.2%
TOTAL SECURITIES LENDING COLLATERAL		355,580,718	23.7%
TOTAL INVESTMENTS — (100.0%) (Cost $2,390,819,652)		$1,863,505,158	124.1%

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (82.7%)
Consumer Discretionary — (12.2%)
Carnival Corp.	256,500	$6,894,720	0.2%
Comcast Corp. Class A	803,975	12,429,453	0.4%
Disney (Walt) Co.	762,512	16,699,013	0.6%
* Liberty Media Corp. - Entertainment Class A	324,533	7,902,379	0.3%
Lowe's Companies, Inc.	509,400	10,952,100	0.4%
Time Warner, Inc.	505,637	11,038,056	0.4%
Other Securities		346,933,918	12.5%
Total Consumer Discretionary		412,849,639	14.8%
Consumer Staples — (6.4%)
Altria Group, Inc.	409,900	6,693,667	0.2%
Coca-Cola Co.	167,513	7,211,435	0.3%
CVS Caremark Corp.	598,385	19,016,675	0.7%
Kraft Foods, Inc.	594,231	13,905,005	0.5%
Procter & Gamble Co.	480,488	23,755,327	0.9%
Wal-Mart Stores, Inc.	405,000	20,412,000	0.7%
Other Securities		123,981,066	4.4%
Total Consumer Staples		214,975,175	7.7%
Energy — (8.1%)
Anadarko Petroleum Corp.	191,338	8,239,014	0.3%
Apache Corp.	140,063	10,204,990	0.4%
Chevron Corp.	594,814	39,317,205	1.4%
ConocoPhillips	570,496	23,390,336	0.8%
Devon Energy Corp.	180,050	9,335,592	0.3%
Exxon Mobil Corp.	404,458	26,965,215	1.0%
# Hess Corp.	131,009	7,177,983	0.3%
# Marathon Oil Corp.	294,470	8,745,759	0.3%
Occidental Petroleum Corp.	157,660	8,874,681	0.3%
XTO Energy, Inc.	240,650	8,340,929	0.3%
Other Securities		122,039,334	4.4%
Total Energy		272,631,038	9.8%
Financials — (15.1%)
# Bank of America Corp.	1,973,017	17,619,042	0.6%
Bank of New York Mellon Corp.	459,780	11,715,194	0.4%
# BlackRock, Inc.	48,404	7,092,154	0.3%
Goldman Sachs Group, Inc.	188,636	24,239,726	0.9%
JPMorgan Chase & Co.	1,524,696	50,314,968	1.8%
MetLife, Inc.	327,880	9,754,430	0.3%
# Morgan Stanley	289,204	6,836,783	0.2%
PNC Financial Services Group, Inc.	174,163	6,914,271	0.2%
The Travelers Companies, Inc.	240,418	9,890,797	0.4%
# Wells Fargo & Co.	950,777	19,025,048	0.7%
Other Securities		344,973,367	12.4%
Total Financials		508,375,780	18.2%
Health Care — (8.6%)
Johnson & Johnson	192,500	10,079,300	0.4%
# Pfizer, Inc.	1,954,872	26,117,090	0.9%
UnitedHealth Group, Inc.	450,520	10,596,230	0.4%
* WellPoint, Inc.	211,328	9,036,385	0.3%
Other Securities		235,025,578	8.4%
Total Health Care		290,854,583	10.4%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.7%)
Burlington Northern Santa Fe Corp.	139,866	$9,438,158	0.3%
FedEx Corp.	127,079	7,111,341	0.3%
General Electric Co.	2,458,016	31,093,902	1.1%
Union Pacific Corp.	206,650	10,154,781	0.4%
Other Securities		302,983,861	10.8%
Total Industrials		360,782,043	12.9%
Information Technology — (11.9%)
* Apple, Inc.	63,210	7,953,714	0.3%
* Cisco Sytems, Inc.	548,086	10,589,022	0.4%
* Google, Inc.	21,180	8,386,645	0.3%
Hewlett-Packard Co.	215,514	7,754,194	0.3%
# Intel Corp.	549,842	8,676,507	0.3%
International Business Machines Corp.	77,144	7,962,032	0.3%
Microsoft Corp.	671,399	13,602,544	0.5%
Oracle Corp.	401,307	7,761,277	0.3%
Other Securities		328,551,329	11.7%
Total Information Technology		401,237,264	14.4%
Materials — (4.2%)
Total Materials		141,042,673	5.0%
Telecommunication Services — (3.2%)
AT&T, Inc.	1,911,839	48,981,315	1.8%
Verizon Communications, Inc.	1,015,564	30,812,212	1.1%
Other Securities		27,220,958	0.9%
Total Telecommunication Services		107,014,485	3.8%
Utilities — (2.3%)
Total Utilities		79,614,878	2.9%
TOTAL COMMON STOCKS		2,789,377,558	99.9%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		3,006	0.0%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,865,844	11,865,844	0.4%
SECURITIES LENDING COLLATERAL — (16.9%)
§@ DFA Short Term Investment Fund LP	559,473,547	559,473,547	20.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $11,871,977 FNMA 7.500%, 10/01/37, valued at $11,013,977) to be repurchased at $10,693,232	$10,693	10,693,181	0.4%
TOTAL SECURITIES LENDING COLLATERAL		570,166,728	20.4%
TOTAL INVESTMENTS — (100.0%) (Cost $4,582,358,203)		$3,371,413,136	120.7%

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (76.9%)
Consumer Discretionary — (13.2%)
*# AutoNation, Inc.	199,808	$3,538,600	0.4%
Carnival Corp.	98,108	2,637,143	0.3%
Comcast Corp. Class A	298,194	4,610,079	0.5%
# J.C. Penney Co., Inc.	132,297	4,060,195	0.5%
# Macy's, Inc.	242,478	3,317,099	0.4%
*# Mohawk Industries, Inc.	44,950	2,126,584	0.3%
# Pulte Homes, Inc.	197,860	2,277,369	0.3%
*# Sears Holdings Corp.	54,760	3,420,857	0.4%
Time Warner, Inc.	198,927	4,342,576	0.5%
Other Securities		120,040,097	13.5%
Total Consumer Discretionary		150,370,599	17.1%
Consumer Staples — (4.6%)
Coca-Cola Enterprises, Inc.	143,260	2,444,016	0.3%
CVS Caremark Corp.	88,513	2,812,943	0.3%
Kraft Foods, Inc.	120,422	2,817,875	0.3%
Molson Coors Brewing Co.	59,636	2,281,077	0.3%
# Procter & Gamble Co.	70,100	3,465,744	0.4%
# Wal-Mart Stores, Inc.	42,300	2,131,920	0.2%
Other Securities		36,360,642	4.1%
Total Consumer Staples		52,314,217	5.9%
Energy — (6.3%)
Anadarko Petroleum Corp.	58,467	2,517,589	0.3%
Chevron Corp.	59,100	3,906,510	0.5%
ConocoPhillips	197,546	8,099,386	0.9%
Exxon Mobil Corp.	66,600	4,440,222	0.5%
Marathon Oil Corp.	94,908	2,818,768	0.3%
Other Securities		50,589,417	5.7%
Total Energy		72,371,892	8.2%
Financials — (18.0%)
American Financial Group, Inc.	129,237	2,271,986	0.3%
Ameriprise Financial, Inc.	82,630	2,177,300	0.2%
Bank of America Corp.	440,722	3,935,647	0.4%
Cincinnati Financial Corp.	97,478	2,334,598	0.3%
Fidelity National Financial, Inc.	164,569	2,983,636	0.3%
First American Corp.	86,160	2,419,373	0.3%
HCC Insurance Holdings, Inc.	93,600	2,238,912	0.3%
JPMorgan Chase & Co.	539,281	17,796,273	2.0%
# M&T Bank Corp.	53,100	2,785,095	0.3%
MetLife, Inc.	84,340	2,509,115	0.3%
The Travelers Companies, Inc.	73,100	3,007,334	0.3%
Unum Group	203,475	3,324,782	0.4%
# Wells Fargo & Co.	159,494	3,191,475	0.4%
Other Securities		154,607,073	17.5%
Total Financials		205,582,599	23.3%
Health Care — (6.7%)
* Community Health Systems, Inc.	104,600	2,389,064	0.3%
# Pfizer, Inc.	326,770	4,365,647	0.5%
* WellPoint, Inc.	62,400	2,668,224	0.3%
Other Securities		67,535,239	7.6%
Total Health Care		76,958,174	8.7%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (9.8%)
General Electric Co.	267,064	$3,378,360	0.4%
Southwest Airlines Co.	307,716	2,147,858	0.3%
Other Securities		106,581,870	12.0%
Total Industrials		112,108,088	12.7%
Information Technology — (11.4%)
* Computer Sciences Corp.	98,945	3,657,007	0.4%
Fidelity National Information Services, Inc.	124,208	2,217,113	0.3%
* IAC/InterActiveCorp	143,788	2,303,484	0.3%
* Ingram Micro, Inc.	166,139	2,412,338	0.3%
* Macrovision Solutions Corp.	110,469	2,233,683	0.3%
* Tellabs, Inc.	426,210	2,233,340	0.3%
Xerox Corp.	565,620	3,455,938	0.4%
Other Securities		111,310,614	12.4%
Total Information Technology		129,823,517	14.7%
Materials — (3.9%)
International Paper Co.	281,200	3,559,992	0.4%
MeadWestavco Corp.	151,161	2,367,181	0.3%
Weyerhaeuser Co.	89,170	3,144,134	0.4%
Other Securities		34,901,326	3.9%
Total Materials		43,972,633	5.0%
Telecommunication Services — (1.9%)
AT&T, Inc.	288,740	7,397,519	0.9%
Verizon Communications, Inc.	150,079	4,553,397	0.5%
Other Securities		10,029,132	1.1%
Total Telecommunication Services		21,980,048	2.5%
Utilities — (1.1%)
Total Utilities		12,157,004	1.4%
TOTAL COMMON STOCKS		877,638,771	99.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		1,111	0.0%
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,505,310	5,505,310	0.6%
SECURITIES LENDING COLLATERAL — (22.6%)
§@ DFA Short Term Investment Fund LP	256,387,517	256,387,517	29.1%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $1,722,719 FNMA 7.000%, 12/01/37, valued at $1,576,067) to be repurchased at $1,530,169	$1,530	1,530,162	0.2%
TOTAL SECURITIES LENDING COLLATERAL		257,917,679	29.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,555,878,022)		$1,141,062,871	129.4%

See accompanying Notes to Financial Statements.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (79.9%)
Consumer Discretionary — (12.3%)
Carnival Corp.	112,200	$3,015,936	0.3%
Comcast Corp. Class A	346,719	5,360,276	0.5%
Disney (Walt) Co.	340,594	7,459,009	0.7%
# J.C. Penney Co., Inc.	90,573	2,779,685	0.3%
* Liberty Media Corp. - Entertainment Class A	118,270	2,879,874	0.3%
News Corp. Class A	318,443	2,630,339	0.3%
Time Warner Cable, Inc.	88,298	2,845,845	0.3%
Time Warner, Inc.	173,757	3,793,115	0.4%
Other Securities		133,142,120	12.1%
Total Consumer Discretionary		163,906,199	15.2%
Consumer Staples — (5.6%)
Archer-Daniels-Midland Co.	114,684	2,823,520	0.3%
Coca-Cola Co.	63,683	2,741,553	0.3%
CVS Caremark Corp.	241,184	7,664,828	0.7%
Kraft Foods, Inc.	258,941	6,059,219	0.6%
# Procter & Gamble Co.	98,325	4,861,188	0.5%
Other Securities		50,903,633	4.6%
Total Consumer Staples		75,053,941	7.0%
Energy — (7.1%)
Anadarko Petroleum Corp.	65,242	2,809,321	0.3%
Apache Corp.	58,503	4,262,529	0.4%
Chevron Corp.	158,330	10,465,613	1.0%
ConocoPhillips	196,350	8,050,350	0.8%
Devon Energy Corp.	82,570	4,281,254	0.4%
Exxon Mobil Corp.	232,529	15,502,708	1.4%
# Hess Corp.	52,025	2,850,450	0.3%
Marathon Oil Corp.	136,394	4,050,902	0.4%
Other Securities		42,464,547	3.8%
Total Energy		94,737,674	8.8%
Financials — (14.6%)
Bank of America Corp.	697,298	6,226,871	0.6%
Bank of New York Mellon Corp.	172,418	4,393,211	0.4%
# BlackRock, Inc.	18,315	2,683,514	0.3%
CME Group, Inc.	12,950	2,866,482	0.3%
Goldman Sachs Group, Inc.	79,332	10,194,162	1.0%
JPMorgan Chase & Co.	633,250	20,897,250	2.0%
MetLife, Inc.	103,949	3,092,483	0.3%
The Travelers Companies, Inc.	100,570	4,137,450	0.4%
# Wells Fargo & Co.	228,696	4,576,207	0.4%
Other Securities		135,662,787	12.4%
Total Financials		194,730,417	18.1%
Health Care — (8.6%)
*# Amgen, Inc.	54,108	2,622,615	0.3%
Johnson & Johnson	92,545	4,845,656	0.5%
Pfizer, Inc.	626,903	8,375,424	0.8%
UnitedHealth Group, Inc.	200,614	4,718,441	0.5%
* WellPoint, Inc.	82,131	3,511,922	0.3%
Other Securities		91,434,450	8.3%
Total Health Care		115,508,508	10.7%

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.0%)
Burlington Northern Santa Fe Corp.	52,256	$3,526,235	0.3%
FedEx Corp.	55,500	3,105,780	0.3%
General Electric Co.	991,330	12,540,325	1.2%
Union Pacific Corp.	86,349	4,243,190	0.4%
Other Securities		123,160,906	11.4%
Total Industrials		146,576,436	13.6%
Information Technology — (11.8%)
*# Apple, Inc.	25,800	3,246,414	0.3%
*# Cisco Sytems, Inc.	153,862	2,972,614	0.3%
* Google, Inc.	7,940	3,144,002	0.3%
Hewlett-Packard Co.	135,685	4,881,946	0.5%
Intel Corp.	262,101	4,135,954	0.4%
International Business Machines Corp.	43,707	4,510,999	0.4%
Microsoft Corp.	249,051	5,045,773	0.5%
# Oracle Corp.	165,850	3,207,539	0.3%
Other Securities		126,516,425	11.6%
Total Information Technology		157,661,666	14.6%
Materials — (3.5%)
Weyerhaeuser Co.	78,100	2,753,806	0.3%
Other Securities		44,301,421	4.1%
Total Materials		47,055,227	4.4%
Telecommunication Services — (3.0%)
AT&T, Inc.	842,756	21,591,409	2.0%
Verizon Communications, Inc.	276,716	8,395,563	0.8%
Other Securities		10,491,118	0.9%
Total Telecommunication Services		40,478,090	3.7%
Utilities — (2.4%)
Total Utilities		32,239,520	3.0%
TOTAL COMMON STOCKS		1,067,947,678	99.1%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		60	0.0%
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	8,574,322	8,574,322	0.8%
SECURITIES LENDING COLLATERAL — (19.5%)
§@ DFA Short Term Investment Fund LP	258,915,093	258,915,093	24.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $1,739,703 FNMA 7.000%, 12/01/37, valued at $1,591,605) to be repurchased at $1,545,254	$1,545	1,545,247	0.1%
TOTAL SECURITIES LENDING COLLATERAL		260,460,340	24.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,513,628,411)		$1,336,982,400	124.0%

See accompanying Notes to Financial Statements.

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (83.8%)
Consumer Discretionary — (15.5%)
# Aaron's, Inc.	120,700	$4,050,692	0.2%
Asbury Automotive Group, Inc.	401,424	3,881,770	0.2%
# Buckle, Inc.	124,650	4,658,170	0.2%
Cooper Tire & Rubber Co.	1,009,664	8,349,921	0.4%
Finish Line, Inc. Class A	613,086	5,211,231	0.3%
Group 1 Automotive, Inc.	337,281	7,184,085	0.4%
Stage Stores, Inc.	848,340	10,392,165	0.5%
# Superior Industries International, Inc.	354,893	5,351,786	0.3%
* The Steak n Shake Co.	393,468	4,548,490	0.2%
* Warnaco Group, Inc.	133,817	3,859,282	0.2%
*# WMS Industries, Inc.	143,494	4,607,592	0.2%
Other Securities		307,212,669	15.2%
Total Consumer Discretionary		369,307,853	18.3%
Consumer Staples — (4.0%)
Casey's General Stores, Inc.	137,677	3,663,585	0.2%
* Central Garden & Pet Co.	399,374	3,841,978	0.2%
* Central Garden & Pet Co. Class A	707,059	6,413,025	0.3%
*# Green Mountain Coffee, Inc.	62,866	4,545,840	0.2%
# Lancaster Colony Corp.	86,132	3,772,582	0.2%
Other Securities		73,331,450	3.6%
Total Consumer Staples		95,568,460	4.7%
Energy — (3.4%)
* Dril-Quip, Inc.	116,400	4,001,832	0.2%
# USEC, Inc.	1,236,154	7,651,793	0.4%
Other Securities		70,212,936	3.5%
Total Energy		81,866,561	4.1%
Financials — (12.7%)
First Niagara Financial Group, Inc.	274,110	3,711,449	0.2%
Horace Mann Educators Corp.	710,777	6,240,622	0.3%
*# PHH Corp.	873,449	14,656,474	0.7%
# Westamerica Bancorporation	79,557	4,266,642	0.2%
Other Securities		275,598,109	13.7%
Total Financials		304,473,296	15.1%
Health Care — (10.0%)
* AMERIGROUP Corp.	139,800	4,175,826	0.2%
*# Dendreon Corp.	174,459	3,698,531	0.2%
*# Isis Pharmaceuticals, Inc.	239,713	3,758,700	0.2%
*# NuVasive, Inc.	97,252	3,685,851	0.2%
Other Securities		224,722,671	11.1%
Total Health Care		240,041,579	11.9%
Industrials — (14.4%)
# CLAROC, Inc.	110,800	3,443,664	0.2%
# Curtiss-Wright Corp.	112,800	3,606,216	0.2%
* EMCOR Group, Inc.	176,300	3,665,277	0.2%
G & K Services, Inc. Class A	225,665	5,634,855	0.3%
* Griffon Corp.	439,420	3,809,771	0.2%
# Heartland Express, Inc.	264,941	3,960,868	0.2%
*# InterDigital, Inc.	135,597	3,568,913	0.2%
# Knight Transportation, Inc.	227,179	4,016,525	0.2%
# Regal-Beloit Corp.	84,204	3,421,209	0.2%

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
* Spherion Corp.	1,107,259	$3,975,060	0.2%
* Tetra Tech, Inc.	153,296	3,764,950	0.2%
Other Securities		301,699,966	14.8%
Total Industrials		344,567,274	17.1%
Information Technology — (17.1%)
Adtran, Inc.	210,232	4,446,407	0.2%
* Exar Corp.	850,992	5,233,601	0.3%
*# Informatica Corp.	245,857	3,909,126	0.2%
InfoSpace, Inc.	655,004	4,342,677	0.2%
* Lattice Semiconductor Corp.	2,063,426	3,590,361	0.2%
* PMC-Sierra, Inc.	594,654	4,709,660	0.2%
# Quality Systems, Inc.	72,918	3,909,863	0.2%
* Quest Software, Inc.	296,730	4,311,487	0.2%
* Skyworks Solutions, Inc.	466,293	4,122,030	0.2%
*# Synaptics, Inc.	105,950	3,441,256	0.2%
* Zoran Corp.	620,081	5,543,524	0.3%
Other Securities		360,939,855	17.9%
Total Information Technology		408,499,847	20.3%
Materials — (3.7%)
Rock-Tenn Co. Class A	106,000	4,002,560	0.2%
Schweitzer-Maudoit International, Inc.	194,768	4,473,821	0.2%
Other Securities		78,986,948	3.9%
Total Materials		87,463,329	4.3%
Other — (0.0%)
Total Other		454	0.0%
Telecommunication Services — (0.8%)
Total Telecommunication Services		19,676,450	1.0%
Utilities — (2.2%)
Total Utilities		53,571,074	2.7%
TOTAL COMMON STOCKS		2,005,036,177	99.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		2,834	0.0%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $44,715,000 FHLMC 5.50%, 06/01/38, valued at $44,453,682) to be repurchased at $43,796,231	$43,796	43,796,000	2.2%
	Shares
SECURITIES LENDING COLLATERAL — (14.4%)
§@ DFA Short Term Investment Fund LP	343,049,324	343,049,324	17.0%
TOTAL INVESTMENTS — (100.0%) (Cost $2,784,638,765)		$2,391,884,335	118.7%

See accompanying Notes to Financial Statements.

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.8%)
Consumer Discretionary — (15.4%)
*# Buffalo Wild Wings, Inc.	156,089	$6,093,715	0.3%
*# Coinstar, Inc.	233,492	8,309,980	0.3%
*# Jos. A. Bank Clothiers, Inc.	176,578	7,140,814	0.3%
* Papa John's International, Inc.	217,257	5,766,001	0.2%
# Penske Automotive Group, Inc.	909,083	12,045,350	0.5%
*# Pinnacle Entertainment, Inc.	540,950	6,751,056	0.3%
# Ryland Group, Inc.	289,841	6,002,607	0.3%
* Steven Madden, Ltd.	180,802	5,319,195	0.2%
Systemax, Inc.	342,869	5,780,771	0.2%
Other Securities		365,334,517	14.8%
Total Consumer Discretionary		428,544,006	17.4%
Consumer Staples — (4.2%)
# Cal-Maine Foods, Inc.	207,719	5,498,322	0.2%
J & J Snack Foods Corp.	181,697	7,042,576	0.3%
# Lance, Inc.	246,075	5,699,097	0.2%
PriceSmart, Inc.	296,600	5,294,310	0.2%
Other Securities		94,156,264	3.9%
Total Consumer Staples		117,690,569	4.8%
Energy — (1.9%)
Total Energy		51,949,452	2.1%
Financials — (15.1%)
# Financial Federal Corp.	261,451	6,434,309	0.3%
# PacWest Bancorp	601,092	8,757,910	0.4%
*# Portfolio Recovery Associates, Inc.	154,630	5,407,411	0.2%
Other Securities		400,187,154	16.2%
Total Financials		420,786,784	17.1%
Health Care — (12.4%)
* AMAG Pharmaceuticals, Inc.	119,140	5,343,429	0.2%
* Amsurg Corp.	297,081	6,102,044	0.3%
*# Dendreon Corp.	544,471	11,542,785	0.5%
Other Securities		320,259,923	13.0%
Total Health Care		343,248,181	14.0%
Industrials — (14.2%)
# American Science & Engineering, Inc.	88,885	5,356,210	0.2%
*# American Superconductor Corp.	222,974	5,730,432	0.2%
*# Astec Industries, Inc.	198,740	6,125,167	0.3%
# Badger Meter, Inc.	232,440	9,055,862	0.4%
# Healthcare Services Group, Inc.	410,100	7,332,588	0.3%
# Raven Industries, Inc.	328,169	7,843,239	0.3%
SkyWest, Inc.	517,028	6,225,017	0.3%
Tredegar Industries, Inc.	337,450	5,932,371	0.2%
Other Securities		341,568,463	13.9%
Total Industrials		395,169,349	16.1%
Information Technology — (18.4%)
Acxiom Corp.	566,880	5,470,392	0.2%
# Black Box Corp.	261,124	7,146,964	0.3%
*# Cabot Microelectronics Corp.	234,301	6,750,212	0.3%
* Forrester Research, Inc.	224,649	5,708,331	0.2%
* Harmonic, Inc.	768,602	5,633,853	0.2%
*# L-1 Identity Solutions, Inc.	963,631	7,053,779	0.3%

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Maximus, Inc.	192,800	$7,775,624	0.3%
*# NetLogic Microsystems, Inc.	199,008	6,485,671	0.3%
Pegasystems, Inc.	342,478	5,983,091	0.3%
# Power Integrations, Inc.	260,001	5,538,021	0.2%
*# ScanSource, Inc.	237,698	5,873,518	0.3%
* SPSS, Inc.	183,571	5,672,344	0.2%
* Sykes Enterprises, Inc.	403,892	7,940,517	0.3%
* SYNNEX Corp.	278,000	5,985,340	0.3%
*# Tyler Technologies, Inc.	367,652	6,066,258	0.3%
*# Viasat, Inc.	257,152	5,911,924	0.3%
Other Securities		411,335,426	16.6%
Total Information Technology		512,331,265	20.9%
Materials — (3.7%)
# AMCOL International Corp.	271,602	5,263,647	0.2%
Arch Chemicals, Inc.	231,263	5,591,939	0.2%
* OM Group, Inc.	200,851	5,595,709	0.2%
Other Securities		86,253,000	3.6%
Total Materials		102,704,295	4.2%
Other — (0.0%)
Total Other		2,444	0.0%
Telecommunication Services — (0.9%)
* Premiere Global Services, Inc.	623,226	6,568,802	0.3%
Other Securities		19,591,767	0.8%
Total Telecommunication Services		26,160,569	1.1%
Utilities — (1.6%)
American States Water Co.	165,279	5,707,084	0.2%
CH Energy Group, Inc.	129,508	5,755,336	0.2%
MGE Energy, Inc.	205,779	6,313,300	0.3%
Other Securities		26,592,166	1.1%
Total Utilities		44,367,886	1.8%
TOTAL COMMON STOCKS		2,442,954,800	99.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		3,457	0.0%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	10,771,387	10,771,387	0.4%
SECURITIES LENDING COLLATERAL — (11.8%)
§@ DFA Short Term Investment Fund LP	326,931,534	326,931,534	13.3%
TOTAL INVESTMENTS — (100.0%) (Cost $3,401,969,206)		$2,780,661,178	113.2%

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (69.8%)
Real Estate Investment Trusts — (69.8%)
# Alexander's, Inc.	55,500	$12,103,440	0.8%
# Alexandria Real Estate Equities, Inc.	376,986	13,752,449	0.9%
# AMB Property Corp.	1,340,865	25,597,113	1.7%
American Campus Communites, Inc.	453,447	9,830,731	0.7%
# Apartment Investment & Management Co. Class A	1,251,241	9,134,059	0.6%
# AvalonBay Communities, Inc.	828,309	47,056,234	3.2%
# BioMed Realty Trust, Inc.	858,944	9,800,551	0.7%
# Boston Properties, Inc.	1,161,164	57,384,725	3.9%
# BRE Properties, Inc. Class A	548,615	13,479,471	0.9%
# Camden Property Trust	571,903	15,515,728	1.0%
# Commercial Net Lease Realty	857,504	15,212,121	1.0%
# Corporate Office Properties Trust	553,300	16,908,848	1.1%
# Digital Realty Trust, Inc.	798,117	28,740,193	1.9%
# Douglas Emmett, Inc.	1,309,963	12,536,346	0.8%
# Duke Realty Corp.	1,592,636	15,560,054	1.0%
Equity Lifestyle Properties, Inc.	268,626	10,656,393	0.7%
# Equity One, Inc.	808,176	12,025,659	0.8%
# Equity Residential	2,612,039	59,789,573	4.0%
# Essex Property Trust, Inc.	283,571	18,003,923	1.2%
# Federal Realty Investment Trust	631,358	34,850,962	2.3%
# HCP, Inc.	2,393,882	52,545,710	3.5%
# Health Care REIT, Inc.	1,174,673	40,021,109	2.7%
# Healthcare Realty Trust, Inc.	635,960	10,677,768	0.7%
# Highwood Properties, Inc.	681,756	16,355,326	1.1%
# Home Properties, Inc.	352,370	12,840,363	0.9%
# Hospitality Properties Trust	998,151	12,217,368	0.8%
# Host Marriott Corp.	5,443,568	41,861,038	2.8%
HRPT Properties Trust	2,385,161	10,280,044	0.7%
# Kimco Realty Corp.	2,853,770	34,302,315	2.3%
# Liberty Property Trust	1,057,253	25,733,538	1.7%
Mack-Cali Realty Corp.	709,836	19,066,195	1.3%
# Mid-America Apartment Communities, Inc.	302,710	11,197,243	0.8%
# Nationwide Health Properties, Inc.	1,090,924	26,934,914	1.8%
Omega Healthcare Investors, Inc.	882,824	13,877,993	0.9%
# ProLogis	2,555,590	23,281,425	1.6%
# PS Business Parks, Inc.	219,425	9,599,844	0.6%
# Public Storage	1,618,366	108,203,951	7.3%
# Realty Income Corp.	1,118,748	24,981,643	1.7%
# Regency Centers Corp.	749,782	28,079,336	1.9%
Senior Housing Properties Trust	1,265,132	20,735,514	1.4%
# Simon Property Group, Inc.	2,284,339	117,871,892	7.9%
# SL Green Realty Corp.	603,509	10,657,969	0.7%
# Tanger Factory Outlet Centers, Inc.	338,800	11,288,816	0.8%
# Taubman Centers, Inc.	565,761	13,476,427	0.9%
# The Macerich Co.	826,166	14,482,690	1.0%
# UDR, Inc.	1,480,632	14,909,964	1.0%
# Ventas, Inc.	1,541,428	44,146,498	3.0%
# Vornado Realty Trust	1,484,611	72,582,632	4.9%
Washington REIT	568,024	12,115,952	0.8%
# Weingarten Realty Investors	915,757	14,230,864	1.0%
Other Securities		171,331,690	11.6%
TOTAL COMMON STOCKS		1,477,826,604	99.3%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $10,980,000 FNMA 5.058%(r), 01/01/36, valued at $8,605,747) to be repurchased at $8,476,045	$8,476	$8,476,000	0.6%
	Shares
SECURITIES LENDING COLLATERAL — (29.8%)
§ @ DFA Short Term Investment Fund LP	627,671,646	627,671,646	42.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $4,894,876 FNMA 7.000%, 10/01/37, valued at $3,858,428) to be repurchased at $3,746,064	$3,746	3,746,046	0.2%
TOTAL SECURITIES LENDING COLLATERAL		631,417,692	42.4%
TOTAL INVESTMENTS — (100.0%) (Cost $2,955,265,901)		$2,117,720,296	142.3%

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (5.1%)
COMMON STOCKS — (5.1%)
BHP Billiton, Ltd.	297,885	$7,196,177	0.7%
Commonwealth Bank of Australia	193,198	4,936,433	0.5%
Westpac Banking Corp.	294,724	4,108,911	0.4%
Other Securities		49,651,381	4.6%
TOTAL — AUSTRALIA		65,892,902	6.2%
AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		2,989,933	0.3%
BELGIUM — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		6,103,637	0.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4	0.0%
TOTAL — BELGIUM		6,103,641	0.6%
CANADA — (7.0%)
COMMON STOCKS — (7.0%)
EnCana Corp.	98,862	4,530,933	0.4%
* Research In Motion, Ltd.	67,100	4,635,090	0.4%
# Royal Bank of Canada	205,068	7,269,234	0.7%
# Toronto Dominion Bank	111,615	4,405,486	0.4%
Other Securities		70,649,737	6.7%
TOTAL — CANADA		91,490,480	8.6%
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		9,823,128	0.9%
FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
Nokia Oyj	280,768	3,987,879	0.4%
Other Securities		7,196,274	0.6%
TOTAL — FINLAND		11,184,153	1.0%
FRANCE — (7.3%)
COMMON STOCKS — (7.3%)
BNP Paribas SA	103,135	5,429,426	0.5%
France Telecom SA	214,253	4,756,423	0.5%
# GDF Suez (B0C2CQ3)	138,239	4,964,754	0.5%
# Sanofi - Aventis	101,521	5,879,299	0.6%
Total SA	177,977	8,905,222	0.9%
Total SA Sponsored ADR	77,100	3,833,412	0.4%
Other Securities		61,241,018	5.6%
TOTAL COMMON STOCKS		95,009,554	9.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		414,485	0.0%
TOTAL — FRANCE		95,424,039	9.0%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (5.8%)
COMMON STOCKS — (5.8%)
#* BASF AG	103,527	$3,916,435	0.4%
# Deutsche Telekom AG	307,438	3,752,468	0.4%
# E.ON AG	186,594	6,263,287	0.6%
# RWE AG	53,381	3,845,336	0.4%
Siemens AG Sponsored ADR	58,650	3,925,445	0.4%
Other Securities		53,188,740	4.9%
TOTAL — GERMANY		74,891,711	7.1%
GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		5,055,653	0.5%
HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		21,575,478	2.0%
IRELAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		2,923,119	0.3%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
# Eni SpA	241,210	5,176,163	0.5%
Other Securities		27,221,978	2.6%
TOTAL COMMON STOCKS		32,398,141	3.1%
PREFERRED STOCKS — (0.0%)
Other Securities		17,207	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		105,518	0.0%
TOTAL — ITALY		32,520,866	3.1%
JAPAN — (18.5%)
COMMON STOCKS — (18.5%)
Mitsubishi UFJ Financial Group, Inc. ADR	1,013,378	5,492,509	0.5%
Toyota Motor Corp.	249,300	9,866,986	0.9%
# Toyota Motor Corp. Sponsored ADR	65,000	5,145,400	0.5%
Other Securities		220,131,452	20.8%
TOTAL — JAPAN		240,636,347	22.7%
NETHERLANDS — (2.0%)
COMMON STOCKS — (2.0%)
# Royal Dutch Shell P.L.C. Series A	280,159	6,425,377	0.6%
Unilever NV	201,479	3,986,752	0.4%
Other Securities		15,978,760	1.5%
TOTAL — NETHERLANDS		26,390,889	2.5%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		935,419	0.1%
NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		8,178,932	0.8%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$2,784,790	0.3%
SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		10,286,295	1.0%
SPAIN — (3.3%)
COMMON STOCKS — (3.3%)
# Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	349,999	3,786,994	0.4%
# Banco Santander SA Sponsored ADR	618,667	5,660,803	0.5%
# Telefonica SA	312,210	5,915,177	0.6%
Telefonica SA Sponsored ADR	119,800	6,743,542	0.6%
Other Securities		20,668,411	1.9%
TOTAL COMMON STOCKS		42,774,927	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		9,019	0.0%
TOTAL — SPAIN		42,783,946	4.0%
SWEDEN — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		21,997,975	2.1%
SWITZERLAND — (5.7%)
COMMON STOCKS — (5.7%)
Credit Suisse Group AG	113,322	4,428,231	0.4%
# Nestle SA	466,223	15,197,346	1.4%
Novartis AG	177,956	6,735,334	0.6%
Novartis AG ADR	120,800	4,579,528	0.4%
Roche Holding AG Genusschein	82,700	10,428,812	1.0%
* UBS AG	362,738	4,982,748	0.5%
Other Securities		27,234,438	2.6%
TOTAL — SWITZERLAND		73,586,437	6.9%
UNITED KINGDOM — (15.3%)
COMMON STOCKS — (15.3%)
Anglo American P.L.C.	178,356	3,837,921	0.4%
# AstraZeneca P.L.C.	162,199	5,679,473	0.5%
BG Group P.L.C.	416,864	6,656,438	0.6%
BP P.L.C.	1,435,437	10,143,749	1.0%
BP P.L.C. Sponsored ADR	160,400	6,810,584	0.6%
# British American Tobacco P.L.C.	246,959	5,955,876	0.6%
GlaxoSmithKline P.L.C.	503,498	7,755,501	0.7%
HSBC Holdings P.L.C.	1,222,661	8,694,914	0.8%
HSBC Holdings P.L.C. Sponsored ADR	198,333	7,060,655	0.7%
Rio Tinto P.L.C.	100,951	4,101,780	0.4%
Royal Dutch Shell P.L.C. Series B	235,872	5,337,924	0.5%
Standard Chartered P.L.C.	265,170	4,101,999	0.4%
Tesco P.L.C.	1,001,588	4,962,696	0.5%
Vodafone Group P.L.C.	4,542,746	8,349,441	0.8%
Vodafone Group P.L.C. Sponsored ADR	303,700	5,572,895	0.5%
Other Securities		103,368,077	9.7%
TOTAL — UNITED KINGDOM		198,389,923	18.7%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $3,680,000 FNMA 5.00%, 06/01/23, valued at $3,429,951) to be repurchased at $3,377,018	$3,377	$3,377,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (19.2%)
§@ DFA Short Term Investment Fund LP	247,395,946	247,395,946	23.4%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,329,710) to be repurchased at $2,284,040	$2,284	2,284,029	0.2%
TOTAL SECURITIES LENDING COLLATERAL		249,679,975	23.6%
TOTAL INVESTMENTS — (100.0%) (Cost $1,512,349,701)		$1,298,903,031	122.6%

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.4%)
COMMON STOCKS — (4.4%)
Australia & New Zealand Banking Group, Ltd.	531,170	$6,125,565	0.3%
Commonwealth Bank of Australia	243,025	6,209,570	0.3%
National Australia Bank, Ltd.	446,954	6,684,305	0.3%
Other Securities		118,433,964	4.5%
TOTAL COMMON STOCKS		137,453,404	5.4%
PREFERRED STOCKS — (0.0%)
Other Securities		8,288	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,003	0.0%
TOTAL — AUSTRALIA		137,462,695	5.4%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		14,159,394	0.6%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		24,374,950	1.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		21	0.0%
TOTAL — BELGIUM		24,374,971	1.0%
CANADA — (7.1%)
COMMON STOCKS — (7.1%)
# Bank of Montreal	202,373	6,698,846	0.3%
EnCana Corp.	169,117	7,750,782	0.3%
Manulife Financial Corp.	383,973	6,538,449	0.3%
Petro-Canada	193,730	6,114,030	0.3%
# Royal Bank of Canada	162,793	5,770,673	0.2%
Sun Life Financial, Inc.	245,700	5,744,599	0.2%
# Toronto Dominion Bank	208,260	8,220,101	0.3%
Other Securities		173,484,359	6.8%
TOTAL COMMON STOCKS		220,321,839	8.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,226	0.0%
TOTAL — CANADA		220,329,065	8.7%
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		21,398,357	0.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		102,774	0.0%
TOTAL — DENMARK		21,501,131	0.8%
FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		40,578,001	1.6%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
FRANCE — (6.4%)
COMMON STOCKS — (6.4%)
*# AXA SA Sponsored ADR	442,470	$7,601,635	0.3%
# BNP Paribas SA	233,591	12,297,135	0.5%
Sanofi - Aventis ADR	194,695	5,591,640	0.2%
*# Schneider Electric SA	74,206	5,646,966	0.2%
Societe Generale Paris	132,249	6,759,058	0.3%
Total SA Sponsored ADR	139,827	6,952,198	0.3%
Vivendi SA	234,169	6,296,589	0.3%
Other Securities		147,989,875	5.7%
TOTAL COMMON STOCKS		199,135,096	7.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,003,186	0.1%
TOTAL — FRANCE		200,138,282	7.9%
GERMANY — (5.0%)
COMMON STOCKS — (5.0%)
Allianz SE Sponsored ADR	798,186	7,231,565	0.3%
# Daimler AG	169,947	6,060,082	0.2%
*# E.ON AG Sponsored ADR	218,470	7,351,516	0.3%
Munchener Rueckversicherungs-Gesellschaft AG	43,657	6,032,100	0.2%
Siemens AG Sponsored ADR	125,474	8,397,975	0.3%
Other Securities		119,364,659	4.8%
TOTAL COMMON STOCKS		154,437,897	6.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,550	0.0%
TOTAL — GERMANY		154,440,447	6.1%
GREECE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		26,787,869	1.0%
HONG KONG — (1.6%)
COMMON STOCKS — (1.6%)
Other Securities		49,757,979	2.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,266	0.0%
TOTAL — HONG KONG		49,764,245	2.0%
IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		15,706,908	0.6%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
Intesa Sanpaolo SpA	2,143,093	6,827,599	0.3%
Other Securities		71,963,966	2.8%
TOTAL COMMON STOCKS		78,791,565	3.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		69,067	0.0%
TOTAL — ITALY		78,860,632	3.1%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (19.1%)
COMMON STOCKS — (19.1%)
Honda Motor Co., Ltd. Sponsored ADR	409,732	$11,906,812	0.5%
Sony Corp. Sponsored ADR	257,200	6,651,192	0.3%
# Toyota Motor Corp. Sponsored ADR	240,669	19,051,358	0.8%
Other Securities		556,859,879	21.8%
TOTAL — JAPAN		594,469,241	23.4%
NETHERLANDS — (2.2%)
COMMON STOCKS — (2.2%)
ING Groep NV Sponsored ADR	636,311	5,764,978	0.2%
Other Securities		63,176,267	2.5%
TOTAL — NETHERLANDS		68,941,245	2.7%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		6,607,554	0.3%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		24,391,675	1.0%
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		13,545,436	0.5%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		29,089,405	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		550	0.0%
TOTAL — SINGAPORE		29,089,955	1.1%
SPAIN — (2.7%)
COMMON STOCKS — (2.7%)
# Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	803,476	8,693,617	0.4%
# Banco Santander SA Sponsored ADR	2,128,205	19,473,076	0.8%
Other Securities		56,309,838	2.1%
TOTAL COMMON STOCKS		84,476,531	3.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		18,003	0.0%
TOTAL — SPAIN		84,494,534	3.3%
SWEDEN — (1.6%)
COMMON STOCKS — (1.6%)
# Nordea Bank AB	877,560	6,527,596	0.3%
Other Securities		42,896,356	1.6%
TOTAL COMMON STOCKS		49,423,952	1.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		265,908	0.0%
TOTAL — SWEDEN		49,689,860	1.9%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (5.5%)
COMMON STOCKS — (5.5%)
ABB, Ltd. Sponsored ADR	424,571	$6,037,400	0.2%
Adecco SA	141,245	5,559,197	0.2%
Credit Suisse Group AG Sponsored ADR	397,715	15,224,530	0.6%
Holcim, Ltd.	158,244	8,026,517	0.3%
# Nestle SA	454,270	14,807,717	0.6%
Novartis AG ADR	373,823	14,171,630	0.6%
Roche Holding AG Genusschein	82,873	10,450,628	0.4%
Zurich Financial Services AG	55,542	10,321,399	0.4%
Other Securities		85,958,095	3.4%
TOTAL COMMON STOCKS		170,557,113	6.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		29,439	0.0%
TOTAL — SWITZERLAND		170,586,552	6.7%
UNITED KINGDOM — (15.9%)
COMMON STOCKS — (15.9%)
Anglo American P.L.C.	452,610	9,739,406	0.4%
Aviva P.L.C.	1,400,120	6,446,211	0.3%
Barclays P.L.C. Sponsored ADR	892,663	14,291,535	0.6%
BP P.L.C. Sponsored ADR	717,376	30,459,785	1.2%
HSBC Holdings P.L.C. Sponsored ADR	1,118,702	39,825,791	1.6%
Kingfisher P.L.C.	2,156,152	5,869,525	0.2%
Marks & Spencer Group P.L.C.	1,223,327	6,060,679	0.3%
# Pearson P.L.C. Sponsored ADR	607,283	6,291,452	0.3%
Royal Dutch Shell P.L.C. ADR	935,795	42,578,673	1.7%
SABmiller P.L.C.	376,453	6,312,356	0.3%
Standard Chartered P.L.C.	749,103	11,588,112	0.5%
Vodafone Group P.L.C. Sponsored ADR	1,571,531	28,837,594	1.1%
Other Securities		285,982,202	10.9%
TOTAL — UNITED KINGDOM		494,283,321	19.4%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $10,285,000 FNMA 5.00%, 08/25/18, valued at $9,527,442) to be repurchased at $9,383,050	$9,383	9,383,000	0.4%
	Shares
SECURITIES LENDING COLLATERAL — (18.7%)
§@ DFA Short Term Investment Fund LP	582,913,971	582,913,971	22.9%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $694,409) to be repurchased at $680,796	$681	680,793	0.0%
TOTAL SECURITIES LENDING COLLATERAL		583,594,764	22.9%
TOTAL INVESTMENTS — (100.0%) (Cost $4,335,666,969)		$3,113,180,777	122.4%

See accompanying Notes to Financial Statements.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
Australia & New Zealand Banking Group, Ltd.	81,011	$934,236	0.2%
Commonwealth Bank of Australia	49,366	1,261,358	0.3%
National Australia Bank, Ltd.	62,224	930,575	0.2%
Other Securities		16,816,951	3.7%
TOTAL — AUSTRALIA		19,943,120	4.4%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		1,940,745	0.4%
BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Delhaize Group Sponsored ADR	13,449	909,152	0.2%
Other Securities		2,839,060	0.6%
TOTAL — BELGIUM		3,748,212	0.8%
BRAZIL — (2.6%)
COMMON STOCKS — (1.4%)
Other Securities		6,722,802	1.5%
PREFERRED STOCKS — (1.2%)
Companhia Vale do Rio Doce Sponsored ADR	66,950	919,224	0.2%
Other Securities		4,758,057	1.0%
TOTAL PREFERRED STOCKS		5,677,281	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		16	0.0%
TOTAL — BRAZIL		12,400,099	2.7%
CANADA — (6.6%)
COMMON STOCKS — (6.6%)
EnCana Corp.	20,055	919,138	0.2%
Manulife Financial Corp.	52,892	900,667	0.2%
Petro-Canada	37,100	1,170,859	0.3%
Royal Bank of Canada	39,027	1,383,426	0.3%
Sun Life Financial, Inc.	37,684	881,072	0.2%
Toronto Dominion Bank	37,400	1,476,192	0.3%
Other Securities		24,977,258	5.5%
TOTAL — CANADA		31,708,612	7.0%
CHILE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		1,622,147	0.4%
CHINA — (3.4%)
COMMON STOCKS — (3.4%)
Other Securities		16,111,642	3.5%
CZECH REPUBLIC — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		465,196	0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		$3,200,443	0.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		29,088	0.0%
TOTAL — DENMARK		3,229,531	0.7%
FINLAND — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		5,241,220	1.2%
FRANCE — (6.0%)
COMMON STOCKS — (5.9%)
* AXA SA Sponsored ADR	62,400	1,072,032	0.2%
BNP Paribas SA	38,463	2,024,841	0.5%
* Schneider Electric SA	13,862	1,054,878	0.2%
Societe Generale Paris	21,776	1,112,940	0.3%
Total SA Sponsored ADR	18,700	929,764	0.2%
Vivendi SA	41,244	1,109,013	0.3%
Other Securities		21,220,342	4.6%
TOTAL COMMON STOCKS		28,523,810	6.3%
RIGHTS/WARRANTS — (0.1%)
Other Securities		264,284	0.0%
TOTAL — FRANCE		28,788,094	6.3%
GERMANY — (4.5%)
COMMON STOCKS — (4.5%)
Allianz SE	11,378	1,048,227	0.2%
Bayerische Motoren Werke AG	25,204	873,296	0.2%
Daimler AG Sponsored ADR	25,800	921,060	0.2%
Deutsche Bank AG ADR	20,100	1,053,843	0.2%
E.ON AG	52,403	1,758,980	0.4%
Munchener Rueckversicherungs-Gesellschaft AG	8,352	1,153,998	0.3%
Other Securities		14,825,850	3.3%
TOTAL — GERMANY		21,635,254	4.8%
GREECE — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		4,056,072	0.9%
HONG KONG — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		7,093,292	1.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		583	0.0%
TOTAL — HONG KONG		7,093,875	1.6%
HUNGARY — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		694,456	0.2%
INDIA — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		7,163,758	1.6%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDONESIA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$1,567,265	0.3%
IRELAND — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		2,148,631	0.5%
ISRAEL — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		2,707,894	0.6%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
Other Securities		12,032,570	2.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		17,118	0.0%
TOTAL — ITALY		12,049,688	2.6%
JAPAN — (17.7%)
COMMON STOCKS — (17.7%)
Panasonic Corp. Sponsored ADR	64,414	939,156	0.2%
Sony Corp. Sponsored ADR	41,900	1,083,534	0.3%
Toyota Motor Corp. Sponsored ADR	19,000	1,504,040	0.4%
Other Securities		81,642,443	17.8%
TOTAL — JAPAN		85,169,173	18.7%
MALAYSIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		3,003,966	0.7%
MEXICO — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		3,763,521	0.8%
NETHERLANDS — (1.9%)
COMMON STOCKS — (1.9%)
Koninklijke Philips Electronics NV ADR	58,800	1,057,224	0.2%
Other Securities		8,161,489	1.8%
TOTAL — NETHERLANDS		9,218,713	2.0%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		1,016,013	0.2%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		3,343,030	0.7%
PHILIPPINES — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		481,758	0.1%
POLAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		1,263,431	0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		$2,129,182	0.5%
SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		4,325,530	1.0%
SOUTH AFRICA — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		7,384,377	1.6%
SOUTH KOREA — (3.4%)
COMMON STOCKS — (3.4%)
Other Securities		16,176,193	3.6%
SPAIN — (2.7%)
COMMON STOCKS — (2.7%)
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	146,544	1,585,615	0.4%
Banco Santander Central Hispano SA	198,448	1,908,861	0.4%
Banco Santander SA Sponsored ADR	157,920	1,444,968	0.3%
Other Securities		8,002,719	1.7%
TOTAL COMMON STOCKS		12,942,163	2.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,537	0.0%
TOTAL — SPAIN		12,944,700	2.8%
SWEDEN — (1.4%)
COMMON STOCKS — (1.4%)
Nordea Bank AB	145,566	1,082,770	0.3%
Other Securities		5,847,711	1.2%
TOTAL COMMON STOCKS		6,930,481	1.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		3,690	0.0%
TOTAL — SWEDEN		6,934,171	1.5%
SWITZERLAND — (5.2%)
COMMON STOCKS — (5.2%)
Credit Suisse Group AG	43,068	1,682,948	0.4%
Credit Suisse Group AG Sponsored ADR	28,818	1,103,153	0.3%
Holcim, Ltd.	25,193	1,277,850	0.3%
Nestle SA	33,903	1,105,127	0.3%
Novartis AG ADR	69,100	2,619,581	0.6%
Roche Holding AG Genusschein	9,111	1,148,935	0.3%
* UBS AG ADR	128,000	1,745,920	0.4%
Zurich Financial Services AG	10,004	1,859,049	0.4%
Other Securities		12,315,481	2.5%
TOTAL — SWITZERLAND		24,858,044	5.5%
TAIWAN — (2.5%)
COMMON STOCKS — (2.5%)
Other Securities		11,821,332	2.6%
THAILAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		1,260,327	0.3%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
TURKEY — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$1,560,470	0.3%
UNITED KINGDOM — (14.2%)
COMMON STOCKS — (14.2%)
Anglo American P.L.C.	56,579	1,217,485	0.3%
Aviva P.L.C.	240,528	1,107,401	0.3%
BAE Systems P.L.C.	179,902	946,331	0.2%
BP P.L.C. Sponsored ADR	96,420	4,093,993	0.9%
HSBC Holdings P.L.C. Sponsored ADR	102,566	3,651,350	0.8%
Kingfisher P.L.C.	390,107	1,061,958	0.2%
Man Group P.L.C.	244,093	902,233	0.2%
Royal Dutch Shell P.L.C. ADR	104,143	4,738,507	1.1%
SABmiller P.L.C.	59,548	998,500	0.2%
Standard Chartered P.L.C.	138,929	2,149,137	0.5%
Vodafone Group P.L.C. Sponsored ADR	192,899	3,539,697	0.8%
Other Securities		43,715,377	9.5%
TOTAL COMMON STOCKS		68,121,969	15.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		31,979	0.0%
TOTAL — UNITED KINGDOM		68,153,948	15.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $3,965,000 FHLMC 6.040%(r), 11/01/36, valued at $2,820,180) to be repurchased at $2,778,015	$2,778	2,778,000	0.6%
	Shares
SECURITIES LENDING COLLATERAL — (5.9%)
§@ DFA Short Term Investment Fund LP	25,628,489	25,628,489	5.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,658,109) to be repurchased at $2,606,001	$2,606	2,605,989	0.6%
TOTAL SECURITIES LENDING COLLATERAL		28,234,478	6.2%
TOTAL INVESTMENTS — (100.0%) (Cost $534,177,824)		$480,135,868	105.6%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
April 30, 2009
(Unaudited)

INTERNATIONAL SMALL COMPANY PORTFOLIO

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.5%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,062,766,089
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		900,435,728
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		540,894,458
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		365,325,793
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		228,033,959
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,260,071,784)		3,097,456,027
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $16,415,000 FNMA 5.00%, 06/01/23, valued at $15,299,634) to be repurchased at $15,072,080 (Cost $15,072,000)	$15,072	15,072,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,275,143,784)		$3,112,528,027

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$95,699,653
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $212,510,305)	$95,699,653

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$61,667,513
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $97,343,450)	$61,667,513

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
April 30, 2009
(Unaudited)

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$22,433,031
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $33,461,248)	$22,433,031

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$80,571,363
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $119,381,045)	$80,571,363

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (15.3%)
COMMON STOCKS — (15.3%)
# CFS Retail Property Trust	8,953,050	$10,704,288	2.4%
Commonwealth Property Office Fund	8,329,358	4,926,967	1.1%
Dexus Property Group	21,038,811	11,126,464	2.5%
GPT Group	19,009,335	6,474,736	1.5%
Macquarie Office Trust	17,635,306	2,488,451	0.6%
Stockland Trust Group	7,519,220	17,154,681	3.9%
Westfield Group	2,625,875	20,496,806	4.6%
Other Securities		13,350,911	3.0%
TOTAL — AUSTRALIA		86,723,304	19.6%
BELGIUM — (1.9%)
COMMON STOCKS — (1.9%)
# Befimmo S.C.A.	40,040	3,561,409	0.8%
# Cofinimmo SA	37,088	4,067,139	0.9%
Other Securities		2,957,667	0.7%
TOTAL — BELGIUM		10,586,215	2.4%
CANADA — (4.1%)
COMMON STOCKS — (4.1%)
# Boardwalk REIT	110,766	2,538,716	0.6%
# Riocan REIT	528,569	6,059,519	1.4%
Other Securities		14,927,478	3.3%
TOTAL — CANADA		23,525,713	5.3%
CHINA — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		586,982	0.1%
FRANCE — (8.8%)
COMMON STOCKS — (8.8%)
# Fonciere des Regions	66,071	3,617,972	0.8%
# ICADE	87,009	6,730,915	1.5%
# Klepierre SA	365,804	8,132,354	1.8%
# Mercialys	97,412	2,991,374	0.7%
# Societe Immobiliere de Location pour l'Industrie et le Commerce	60,852	5,119,560	1.1%
# Unibail-Rodamco	135,413	20,193,557	4.5%
Other Securities		2,948,993	0.8%
TOTAL — FRANCE		49,734,725	11.2%
GERMANY — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		491,762	0.1%
GREECE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		308,387	0.1%
HONG KONG — (3.6%)
COMMON STOCKS — (3.6%)
# Champion REIT	10,272,000	2,360,827	0.5%
The Link REIT	8,406,165	16,362,843	3.7%
Other Securities		1,682,800	0.4%
TOTAL — HONG KONG		20,406,470	4.6%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$491,602	0.1%
JAPAN — (17.4%)
COMMON STOCKS — (17.4%)
Frontier Real Estate Investment Corp.	657	3,624,287	0.8%
# Global One Real Estate Investment Co.	463	2,750,349	0.6%
Japan Excellent, Inc.	755	2,737,851	0.6%
Japan Logistics Fund, Inc.	626	3,741,020	0.9%
Japan Prime Realty Investment Corp.	2,925	5,038,420	1.1%
Japan Real Estate Investment Corp.	1,578	11,164,880	2.5%
Japan Retail Fund Investment	1,817	6,354,195	1.4%
# MORI TRUST Sogo REIT, Inc.	570	3,939,040	0.9%
Nippon Building Fund, Inc.	1,872	15,209,481	3.4%
Nomura Real Estate Office Fund, Inc.	1,362	7,057,167	1.6%
ORIX JREIT, Inc.	1,154	4,328,900	1.0%
# TOKYU REIT, Inc.	753	3,470,772	0.8%
# United Urban Investment Corp.	895	4,044,204	0.9%
Other Securities		25,058,619	5.7%
TOTAL — JAPAN		98,519,185	22.2%
NETHERLANDS — (3.8%)
COMMON STOCKS — (3.8%)
# Corio NV	184,585	8,192,540	1.9%
Eurocommercial Properties NV	87,243	2,571,182	0.6%
# VastNed Retail NV	57,521	2,540,514	0.6%
# Wereldhave NV	82,712	5,674,640	1.3%
Other Securities		2,500,763	0.5%
TOTAL — NETHERLANDS		21,479,639	4.9%
NEW ZEALAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		4,120,293	0.9%
SINGAPORE — (4.5%)
COMMON STOCKS — (4.5%)
Ascendas REIT	5,236,000	4,703,903	1.1%
# CapitaCommercial Trust	4,838,000	2,768,968	0.6%
# CapitaMall Trust	9,156,300	7,661,932	1.7%
# Suntec REIT	6,859,000	3,390,426	0.8%
Other Securities		7,326,043	1.6%
TOTAL — SINGAPORE		25,851,272	5.8%
SOUTH AFRICA — (1.5%)
COMMON STOCKS — (1.5%)
Fountainhead Property Trust	3,945,653	2,720,440	0.6%
SA Corporate Real Estate Fund	8,159,799	2,402,405	0.5%
Other Securities		3,435,007	0.8%
TOTAL — SOUTH AFRICA		8,557,852	1.9%
TAIWAN — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		2,842,752	0.6%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (14.4%)
COMMON STOCKS — (14.3%)
# British Land Co. P.L.C.	2,231,878	$14,083,047	3.2%
# Derwent London P.L.C.	487,068	5,999,421	1.4%
# Great Portland Estates P.L.C.	1,223,426	5,518,152	1.2%
# Hammerson P.L.C.	1,427,846	6,615,812	1.5%
# Land Securities Group P.L.C.	2,865,860	23,633,689	5.3%
# Liberty International P.L.C.	1,224,974	7,180,011	1.6%
# Segro P.L.C	25,049,544	8,784,756	2.0%
Shaftesbury P.L.C.	798,081	4,116,706	0.9%
Other Securities		5,169,163	1.2%
TOTAL COMMON STOCKS		81,100,757	18.3%
RIGHTS/WARRANTS — (0.1%)
Other Securities		425,550	0.1%
TOTAL — UNITED KINGDOM		81,526,307	18.4%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $4,240,000 FNMA 5.00%, 06/01/23, valued at $3,951,901) to be repurchased at $3,891,021	$3,891	3,891,000	0.9%
	Shares
SECURITIES LENDING COLLATERAL — (22.5%)
§@ DFA Short Term Investment Fund LP	127,550,221	127,550,221	28.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $434,083) to be repurchased at $425,574	$426	425,572	0.1%
TOTAL SECURITIES LENDING COLLATERAL		127,975,793	28.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,001,399,739)		$567,619,253	127.9%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS
April 30, 2009
(Unaudited)

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	8,503,442	$104,507,302
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	25,761,500	92,483,785
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $244,599,023)		196,991,087
TEMPORARY CASH INVESTMENTS — (0.3%)
BlackRock Liquidity Funds Tempcash Portfolio Institutional Shares (Cost $637,853)	637,853	637,853
TOTAL INVESTMENTS — (100.0%) (Cost $245,236,876)		$197,628,940

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.7%)
COMMON STOCKS — (4.7%)
# ABB Grain, Ltd.	3,527,163	$22,374,376	0.5%
Other Securities		258,600,767	5.1%
TOTAL COMMON STOCKS		280,975,143	5.6%
PREFERRED STOCKS — (0.0%)
Other Securities		467,467	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,088	0.0%
TOTAL — AUSTRALIA		281,448,698	5.6%
AUSTRIA — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		48,499,160	1.0%
BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		73,558,876	1.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12	0.0%
TOTAL — BELGIUM		73,558,888	1.5%
CANADA — (5.8%)
COMMON STOCKS — (5.8%)
* Celestica, Inc.	4,081,842	24,560,149	0.5%
Dorel Industries, Inc. Class B	842,000	16,052,543	0.3%
IAMGOLD Corp.	4,747,773	37,837,360	0.8%
# Laurentian Bank of Canada	689,000	16,628,844	0.3%
#* Sino-Forest Corp.	2,599,006	22,738,308	0.5%
Other Securities		229,835,347	4.6%
TOTAL COMMON STOCKS		347,652,551	6.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		44,576	0.0%
TOTAL — CANADA		347,697,127	6.9%
DENMARK — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		24,737,857	0.5%
FINLAND — (2.5%)
COMMON STOCKS — (2.5%)
# Huhtamaki Oyj	1,826,851	17,577,640	0.4%
# Outokumpu Oyj Series A	2,672,459	39,813,459	0.8%
# Pohjola Bank P.L.C.	2,221,142	16,439,826	0.3%
Rautaruukki Oyj Series K	1,108,900	20,632,839	0.4%
Other Securities		57,429,717	1.1%
TOTAL — FINLAND		151,893,481	3.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
FRANCE — (5.3%)
COMMON STOCKS — (5.3%)
# Arkema	998,501	$23,031,545	0.5%
Atos Origin SA	795,171	24,514,080	0.5%
Havas SA	8,111,619	25,415,465	0.5%
#* Nexans SA	593,945	27,517,054	0.6%
# SCOR SE	878,372	18,434,795	0.4%
# Valeo SA	1,402,110	28,892,613	0.6%
Other Securities		171,029,472	3.3%
TOTAL COMMON STOCKS		318,835,024	6.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		521,853	0.0%
TOTAL — FRANCE		319,356,877	6.4%
GERMANY — (5.6%)
COMMON STOCKS — (5.6%)
# Aurubis AG	1,148,031	32,497,242	0.7%
# Bilfinger Berger AG	765,357	36,323,458	0.7%
#* Infineon Technologies AG	8,732,400	22,697,333	0.5%
# Lanxess AG	1,047,995	22,375,276	0.5%
# Rheinmetall AG	482,624	20,452,819	0.4%
# Suedzucker AG	1,035,330	19,983,862	0.4%
Other Securities		180,484,054	3.5%
TOTAL COMMON STOCKS		334,814,044	6.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		34,648	0.0%
TOTAL — GERMANY		334,848,692	6.7%
GREECE — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		40,802,087	0.8%
HONG KONG — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		105,354,215	2.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		369,060	0.0%
TOTAL — HONG KONG		105,723,275	2.1%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		44,382,660	0.9%
ITALY — (3.7%)
COMMON STOCKS — (3.7%)
# Banca Popolare di Milano Scarl	10,046,420	58,408,757	1.2%
# Milano Assicurazioni SpA	5,585,504	17,072,039	0.3%
Pirelli & Co. SpA	54,410,878	21,167,574	0.4%
Other Securities		128,896,074	2.6%
TOTAL COMMON STOCKS		225,544,444	4.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		48,248	0.0%
TOTAL — ITALY		225,592,692	4.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (23.4%)
COMMON STOCKS — (23.4%)
Yodogawa Steel Works, Ltd.	3,670,000	$16,689,582	0.3%
Other Securities		1,388,989,733	27.7%
TOTAL — JAPAN		1,405,679,315	28.0%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,407	0.0%
NETHERLANDS — (1.8%)
COMMON STOCKS — (1.8%)
Nutreco Holding NV	756,243	25,953,165	0.5%
Other Securities		79,521,380	1.6%
TOTAL — NETHERLANDS		105,474,545	2.1%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		13,822,999	0.3%
NORWAY — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		54,886,024	1.1%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		9,935,082	0.2%
SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		68,183,685	1.4%
SPAIN — (1.1%)
COMMON STOCKS — (1.1%)
Ebro Puleva SA	1,492,857	21,243,465	0.4%
Other Securities		45,762,610	0.9%
TOTAL — SPAIN		67,006,075	1.3%
SWEDEN — (1.9%)
COMMON STOCKS — (1.7%)
Other Securities		102,797,591	2.0%
RIGHTS/WARRANTS — (0.2%)
Other Securities		8,527,495	0.2%
TOTAL — SWEDEN		111,325,086	2.2%
SWITZERLAND — (4.5%)
COMMON STOCKS — (4.5%)
# Baloise-Holding AG	316,202	23,212,905	0.5%
Clariant AG	4,668,293	26,337,846	0.5%
Helvetia Holding AG	86,089	22,316,810	0.5%
# PSP Swiss Property AG	588,827	27,675,698	0.6%
Other Securities		173,593,605	3.3%
TOTAL COMMON STOCKS		273,136,864	5.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$475,773	0.0%
TOTAL — SWITZERLAND		273,612,637	5.4%
UNITED KINGDOM — (14.2%)
COMMON STOCKS — (14.2%)
Amlin P.L.C.	9,708,370	51,376,794	1.0%
# Beazley Group P.L.C.	11,477,218	17,087,341	0.4%
Bellway P.L.C.	3,481,205	36,675,639	0.7%
# Bovis Homes Group P.L.C.	4,184,856	28,341,224	0.6%
Brit Insurance Holdings P.L.C.	11,179,422	30,367,140	0.6%
# Catlin Group, Ltd.	8,508,243	44,029,460	0.9%
Close Brothers Group P.L.C.	2,135,186	19,731,469	0.4%
# DSG International P.L.C.	29,382,888	18,614,195	0.4%
# Greene King P.L.C.	3,287,988	30,179,578	0.6%
Hiscox, Ltd.	10,621,831	52,583,997	1.1%
Marston's P.L.C.	6,498,608	16,355,406	0.3%
Meggitt P.L.C.	7,166,865	18,992,687	0.4%
Millennium and Copthorne Hotels P.L.C.	4,986,720	16,186,869	0.3%
Mondi P.L.C.	7,383,838	19,147,528	0.4%
# Persimmon P.L.C.	5,927,974	33,064,554	0.7%
Premier Foods P.L.C.	38,066,186	20,142,180	0.4%
Tomkins P.L.C.	13,525,823	34,530,833	0.7%
# Travis Perkins P.L.C.	3,667,572	37,878,927	0.8%
Other Securities		330,466,193	6.4%
TOTAL — UNITED KINGDOM		855,752,014	17.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $10,900,000 FHLMC 5.50%, 06/01/38, valued at $10,836,299) to be repurchased at $10,673,056	$10,673	10,673,000	0.2%
	Shares
SECURITIES LENDING COLLATERAL — (17.3%)
§@ DFA Short Term Investment Fund LP	1,038,624,758	1,038,624,758	20.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $1,081,539) to be repurchased at $1,060,337	$1,060	1,060,332	0.0%
TOTAL SECURITIES LENDING COLLATERAL		1,039,685,090	20.7%
TOTAL INVESTMENTS — (100.0%) (Cost $8,398,369,375)		$6,014,581,453	119.9%

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
Other Securities		$8,342,652	4.9%
AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		1,226,672	0.7%
BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
Solvay SA	5,891	504,961	0.3%
Other Securities		1,487,964	0.9%
TOTAL — BELGIUM		1,992,925	1.2%
CANADA — (7.5%)
COMMON STOCKS — (7.5%)
# Bank of Montreal	20,300	671,960	0.4%
Petro-Canada	20,909	659,878	0.4%
# Sun Life Financial, Inc.	19,200	448,906	0.3%
Talisman Energy, Inc.	40,448	506,744	0.3%
Teck Resources, Ltd. Class B	33,100	347,560	0.2%
# Toronto Dominion Bank	11,000	434,174	0.3%
Other Securities		11,854,900	6.9%
TOTAL — CANADA		14,924,122	8.8%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		1,792,691	1.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		16,956	0.0%
TOTAL — DENMARK		1,809,647	1.1%
FINLAND — (1.8%)
COMMON STOCKS — (1.8%)
UPM-Kymmene Oyj	45,985	411,515	0.3%
Other Securities		3,074,369	1.7%
TOTAL — FINLAND		3,485,884	2.0%
FRANCE — (6.0%)
COMMON STOCKS — (5.9%)
BNP Paribas SA	12,341	649,678	0.4%
Compagnie de Saint-Gobain	9,811	351,972	0.2%
Compagnie Generale des Establissements Michelin Series B	8,693	444,981	0.3%
Renault SA	11,104	356,047	0.2%
Societe Generale Paris	7,130	364,404	0.2%
Other Securities		9,617,459	5.6%
TOTAL COMMON STOCKS		11,784,541	6.9%
RIGHTS/WARRANTS — (0.1%)
Other Securities		141,289	0.1%
TOTAL — FRANCE		11,925,830	7.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (4.8%)
COMMON STOCKS — (4.8%)
# Allianz SE	4,301	$396,241	0.2%
# Daimler AG Sponsored ADR	10,656	380,419	0.2%
# Deutsche Bank AG ADR	20,528	1,076,283	0.6%
# E.ON AG	18,237	612,150	0.4%
Other Securities		7,123,636	4.2%
TOTAL COMMON STOCKS		9,588,729	5.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		618	0.0%
TOTAL — GERMANY		9,589,347	5.6%
GREECE — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		2,668,480	1.6%
HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		3,342,188	2.0%
IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		1,314,867	0.8%
ITALY — (2.7%)
COMMON STOCKS — (2.7%)
Unione di Banche Italiane ScpA	30,011	413,802	0.3%
Other Securities		5,026,318	2.9%
TOTAL — ITALY		5,440,120	3.2%
JAPAN — (21.3%)
COMMON STOCKS — (21.3%)
Honda Motor Co., Ltd. Sponsored ADR	12,559	364,965	0.2%
Mitsubishi UFJ Financial Group, Inc.	73,400	400,387	0.3%
Panasonic Corp. Sponsored ADR	22,995	335,267	0.2%
Sony Corp. Sponsored ADR	13,740	355,316	0.2%
Toyota Motor Corp. Sponsored ADR	7,600	601,616	0.4%
Other Securities		40,222,113	23.6%
TOTAL — JAPAN		42,279,664	24.9%
NETHERLANDS — (2.2%)
COMMON STOCKS — (2.2%)
Koninklijke DSM NV	11,964	371,030	0.2%
Other Securities		4,097,081	2.4%
TOTAL — NETHERLANDS		4,468,111	2.6%
NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		599,235	0.4%
NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		2,024,254	1.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$1,047,877	0.6%
SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		2,190,050	1.3%
SPAIN — (2.5%)
COMMON STOCKS — (2.5%)
# Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	40,108	433,969	0.3%
# Banco Santander Central Hispano SA	71,865	691,266	0.4%
# Banco Santander SA Sponsored ADR	49,420	452,193	0.3%
Other Securities		3,406,625	1.9%
TOTAL COMMON STOCKS		4,984,053	2.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		952	0.0%
TOTAL — SPAIN		4,985,005	2.9%
SWEDEN — (1.5%)
COMMON STOCKS — (1.5%)
Nordea Bank AB	46,115	343,019	0.2%
Other Securities		2,566,811	1.5%
TOTAL — SWEDEN		2,909,830	1.7%
SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
Adecco SA	9,188	361,626	0.2%
Credit Suisse Group AG	13,655	533,590	0.3%
Holcim, Ltd.	17,706	898,091	0.5%
Nestle SA	10,623	346,275	0.2%
Novartis AG ADR	11,400	432,174	0.3%
Swatch Group AG	2,763	384,426	0.2%
Swiss Re	23,898	567,269	0.3%
* UBS AG	52,017	714,531	0.4%
* UBS AG ADR	34,236	466,979	0.3%
Zurich Financial Services AG	6,240	1,159,582	0.7%
Other Securities		6,140,075	3.7%
TOTAL COMMON STOCKS		12,004,618	7.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,285	0.0%
TOTAL — SWITZERLAND		12,012,903	7.1%
UNITED KINGDOM — (14.6%)
COMMON STOCKS — (14.6%)
Anglo American P.L.C.	48,414	1,041,788	0.6%
Aviva P.L.C.	128,562	591,905	0.4%
BP P.L.C. Sponsored ADR	18,084	767,847	0.5%
HSBC Holdings P.L.C. Sponsored ADR	35,326	1,257,606	0.8%
International Power P.L.C.	138,057	504,527	0.3%
Kingfisher P.L.C.	213,994	582,539	0.4%
Legal and General Group P.L.C.	575,477	489,754	0.3%
Prudential P.L.C.	68,348	392,843	0.2%
Royal Dutch Shell P.L.C. ADR	32,048	1,458,184	0.9%
RSA Insurance Group P.L.C.	193,026	371,358	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Standard Chartered P.L.C.	26,514	$410,153	0.3%
Vodafone Group P.L.C. Sponsored ADR	56,540	1,037,509	0.6%
Other Securities		20,036,660	11.5%
TOTAL COMMON STOCKS		28,942,673	17.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		11,496	0.0%
TOTAL — UNITED KINGDOM		28,954,169	17.0%
		Value†
SECURITIES LENDING COLLATERAL — (15.8%)
§@ DFA Short Term Investment Fund LP	29,355,242	29,355,242	17.3%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,086,208) to be repurchased at $2,045,312	$2,045	2,045,302	1.2%
TOTAL SECURITIES LENDING COLLATERAL		31,400,544	18.5%
TOTAL INVESTMENTS — (100.0%) (Cost $206,227,908)		$198,934,376	117.1%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
April 30, 2009
(Unaudited)

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$1,446,908,915
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $961,425,103)	$1,446,908,915

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$714,545,667
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $778,633,738)	$714,545,667

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (11.0%)
COMMON STOCKS — (6.4%)
# Companhia Vale do Rio Doce ADR	663,090	$10,947,616	0.7%
Itau Unibanco Banco Multiplio SA ADR	1,498,670	20,576,739	1.2%
Petroleo Brasileiro SA ADR (71654V101)	637,166	17,190,739	1.0%
Petroleo Brasileiro SA ADR (71654V408)	462,510	15,526,461	0.9%
Other Securities		58,564,782	3.5%
TOTAL COMMON STOCKS		122,806,337	7.3%
PREFERRED STOCKS — (4.6%)
Banco Bradesco SA Sponsored ADR	696,802	8,556,729	0.5%
Companhia Vale do Rio Doce Sponsored ADR	706,272	9,697,115	0.6%
# Gerdau SA Sponsored ADR	678,100	4,814,510	0.3%
Investimentos Itau SA	1,666,847	7,127,476	0.4%
Itau Unibanco Banco Multiplo SA	304,172	4,224,322	0.3%
Usinas Siderurgicas de Minas Gerais SA Series A	330,300	4,899,537	0.3%
Other Securities		47,495,089	2.7%
TOTAL PREFERRED STOCKS		86,814,778	5.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,134	0.0%
TOTAL — BRAZIL		209,622,249	12.4%
CHILE — (1.9%)
COMMON STOCKS — (1.9%)
Empresas Copec SA	421,405	4,215,861	0.3%
Other Securities		32,031,343	1.9%
TOTAL COMMON STOCKS		36,247,204	2.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		726	0.0%
TOTAL — CHILE		36,247,930	2.2%
CHINA — (10.5%)
COMMON STOCKS — (10.5%)
Bank of China, Ltd.	15,304,000	5,674,348	0.3%
# China Construction Bank Corp.	16,423,000	9,502,276	0.6%
# China Life Insurance Co., Ltd. ADR	159,456	8,443,195	0.5%
China Mobile, Ltd. Sponsored ADR	318,041	13,726,650	0.8%
China Petroleum and Chemical Corp. (Sinopec) ADR	88,100	6,836,560	0.4%
# China Telecom Corp., Ltd. ADR	128,021	6,320,397	0.4%
# China Unicom Hong Kong, Ltd. ADR	497,782	5,759,338	0.3%
# CNOOC, Ltd. ADR	116,476	12,969,603	0.8%
# Industrial & Commercial Bank of China, Ltd.	21,941,000	12,537,815	0.8%
# PetroChina Co., Ltd. ADR	144,173	12,530,075	0.8%
# Ping An Insurance (Group) Co. of China, Ltd.	735,000	4,531,100	0.3%
Other Securities		102,226,973	5.9%
TOTAL COMMON STOCKS		201,058,330	11.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,276	0.0%
TOTAL — CHINA		201,062,606	11.9%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
CZECH REPUBLIC — (0.7%)
COMMON STOCKS — (0.7%)
CEZ A.S.	119,417	$4,906,507	0.3%
Other Securities		8,634,123	0.5%
TOTAL — CZECH REPUBLIC		13,540,630	0.8%
HUNGARY — (0.8%)
COMMON STOCKS — (0.8%)
*# OTP Bank NYRT	497,996	6,414,064	0.4%
Other Securities		9,338,901	0.5%
TOTAL — HUNGARY		15,752,965	0.9%
INDIA — (9.3%)
COMMON STOCKS — (9.3%)
* Bharti Airtel, Ltd.	299,065	4,509,036	0.3%
ICICI Bank, Ltd. Sponsored ADR	396,338	8,176,453	0.5%
Infosys Technologies, Ltd.	225,217	6,839,470	0.4%
Reliance Industries, Ltd.	665,942	24,209,063	1.4%
Other Securities		132,596,980	7.8%
TOTAL COMMON STOCKS		176,331,002	10.4%
PREFERRED STOCKS — (0.0%)
Other Securities		5,397	0.0%
TOTAL — INDIA		176,336,399	10.4%
INDONESIA — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		37,879,256	2.2%
ISRAEL — (4.1%)
COMMON STOCKS — (4.1%)
* Bank Hapoalim B.M.	1,845,047	4,202,428	0.3%
# Teva Pharmaceutical Industries, Ltd. Sponsored ADR	838,566	36,804,662	2.2%
Other Securities		36,947,369	2.1%
TOTAL — ISRAEL		77,954,459	4.6%
MALAYSIA — (3.9%)
COMMON STOCKS — (3.9%)
Other Securities		75,233,861	4.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		19,002	0.0%
TOTAL — MALAYSIA		75,252,863	4.5%
MEXICO — (5.1%)
COMMON STOCKS — (5.1%)
America Movil S.A.B. de C.V. Series L ADR	355,375	11,674,069	0.7%
# Cemex S.A.B. de C.V. Sponsored ADR	1,059,117	7,922,195	0.5%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	230,240	6,518,094	0.4%
# Grupo Elektra S.A. de C.V.	135,806	5,734,621	0.3%
Grupo Mexico S.A.B. de C.V. Series B	6,170,713	4,782,459	0.3%
Grupo Televisa S.A. de C.V. Sponsored ADR	281,120	4,351,738	0.3%
Other Securities		55,532,700	3.2%
TOTAL — MEXICO		96,515,876	5.7%
PHILIPPINES — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		10,219,984	0.6%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
POLAND — (1.6%)
COMMON STOCKS — (1.6%)
Other Securities		$31,412,308	1.9%
SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		50,995	0.0%
SOUTH AFRICA — (9.7%)
COMMON STOCKS — (9.7%)
Gold Fields, Ltd. Sponsored ADR	755,800	7,860,320	0.5%
Impala Platinum Holdings, Ltd.	418,209	7,990,734	0.5%
MTN Group, Ltd.	1,041,866	13,526,743	0.8%
Naspers, Ltd. Series N	378,717	7,717,737	0.5%
Sanlam, Ltd.	3,598,379	6,715,985	0.4%
# Sasol, Ltd. Sponsored ADR	466,600	14,049,326	0.8%
Standard Bank Group, Ltd.	1,201,227	11,606,508	0.7%
Other Securities		114,732,605	6.7%
TOTAL — SOUTH AFRICA		184,199,958	10.9%
SOUTH KOREA — (11.9%)
COMMON STOCKS — (11.9%)
# Hyundai Motor Co., Ltd.	84,876	4,535,345	0.3%
*# KB Financial Group, Inc. ADR	206,311	6,577,195	0.4%
# POSCO ADR	104,720	8,060,298	0.5%
# Samsung Electronics Co., Ltd.	46,112	21,292,545	1.3%
Other Securities		185,841,653	10.9%
TOTAL COMMON STOCKS		226,307,036	13.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,905	0.0%
TOTAL — SOUTH KOREA		226,311,941	13.4%
TAIWAN — (11.6%)
COMMON STOCKS — (11.6%)
# AU Optronics Corp. Sponsored ADR	500,418	5,429,535	0.3%
Hon Hai Precision Industry Co., Ltd.	2,665,678	7,695,911	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,835,477	9,875,039	0.6%
Other Securities		198,947,808	11.7%
TOTAL — TAIWAN		221,948,293	13.1%
THAILAND — (1.7%)
COMMON STOCKS — (1.7%)
Other Securities		31,830,969	1.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		19,110	0.0%
TOTAL — THAILAND		31,850,079	1.9%
TURKEY — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		36,174,993	2.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		55,543	0.0%
TOTAL — TURKEY		36,230,536	2.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $6,570,000 FNMA 5.00%, 06/01/23, valued at $6,123,582) to be repurchased at $6,032,032	$6,032	$6,032,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (11.5%)
§@ DFA Short Term Investment Fund LP	216,330,468	216,330,468	12.8%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $1,677,142) to be repurchased at $1,644,265	$1,644	1,644,257	0.1%
TOTAL SECURITIES LENDING COLLATERAL		217,974,725	12.9%
TOTAL INVESTMENTS — (100.0%) (Cost $2,152,322,873)		$1,906,396,052	112.7%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

April 30, 2009
(Unaudited)

DFA ONE-YEAR FIXED INCOME PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company	$3,238,521,960
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,212,565,625)	$3,238,521,960

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	$2,968,473,438
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $2,918,789,923)	$2,968,473,438

See accompanying Notes to Financial Statements.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (6.4%)
BONDS — (6.4%)
Australia & New Zealand Banking Group, Ltd. 5.750%, 02/22/10	1,476	$1,089,280
Commonwealth Bank of Australia 7.250%, 09/17/10	5,000	3,787,484
National Australia Bank, Ltd. Floating Rate Note (e)(r) 1.486%, 07/27/09	2,500	3,294,390
Toyota Finance Australia, Ltd. 5.800%, 07/27/09	453	329,136
5.730%, 12/14/09	2,098	1,528,163
Westpac Banking Corp. Floating Rate Note
(e)(r) 1.634%, 12/22/09	1,750	2,295,586
TOTAL — AUSTRALIA		12,324,039
AUSTRIA — (4.6%)
BONDS — (4.6%)
ASFINAG (u) 4.750%, 11/17/10	3,500	3,658,568
Oesterreichischen Kontrollbank AG (g) 6.000%, 06/15/09	1,060	1,576,792
(u) 2.875%, 03/15/11	3,500	3,541,195
TOTAL — AUSTRIA		8,776,555
CANADA — (2.9%)
BONDS — (2.9%)
Ontario, Province of (t) 5.750%, 09/02/09	500	365,220
Ontario, Province of Canada (u) 3.125%, 09/08/10	5,000	5,105,780
TOTAL — CANADA		5,471,000
DENMARK — (3.0%)
BONDS — (3.0%)
Denmark, Kingdom of 6.000%, 11/15/09	2,600	471,600
Kommunekredit 5.500%, 08/13/09	29,750	5,292,487
TOTAL — DENMARK		5,764,087
FRANCE — (4.5%)
BONDS — (4.5%)
Agence Francaise de Developpement (u) 1.750%, 01/18/11	3,500	3,497,697
BNP Paribas Finance, Inc. Floating Rate Note
(r) 1.945%, 04/14/10	3,850	5,080,451
TOTAL — FRANCE		8,578,148

	Face Amount^	Value†
	(000)
GERMANY — (10.6%)
BONDS — (10.6%)
Bayerische Landesbank (g) 5.500%, 07/27/09	1,000	$1,491,620
Deutsche Bank AG (n) 4.500%, 05/15/09	20,600	3,137,049
Deutsche Bank AG Floating Rate Note (r) 1.907%, 09/08/09	2,000	2,636,147
Kreditanstalt fuer Wiederaufbau (z) 6.000%, 07/15/09	6,800	3,864,801
(z) 7.250%, 02/22/10	1,500	874,430
Landeskreditbank Baden-Wuerttemberg Foerderbank (u) 3.250%, 10/29/10	4,500	4,568,265
Landwirtschaftliche Rentenbank 3.375%, 09/22/09	2,300	3,074,876
Norddeutsche Landesbank Girozentrale AG
(z) 6.500%, 11/11/09	1,053	602,413
TOTAL — GERMANY		20,249,601
IRELAND — (2.7%)
BONDS — (2.7%)
General Electric Capital Corp. Floating Rate Note
(g)(r) 2.562%, 02/01/10	3,600	5,139,283
NETHERLANDS — (9.3%)
BONDS — (9.3%)
Bank Nederlandse Gemeenten (z) 5.250%, 06/17/09	5,161	2,927,548
(t) 5.500%, 11/03/09	2,042	1,495,037
Deutsche Bahn Finance (u) 5.125%, 01/05/11	5,000	5,169,020
Nederlandse Waterschapsbank (t) 6.250%, 06/09/09	2,500	1,818,436
Paccar Financial Corp. Floating Rate Note (r) 1.328%, 09/29/09	400	523,929
Rabobank Nederland (s) 2.250%, 05/08/09	11,100	1,379,917
3.750%, 09/15/09	3,310	4,408,913
TOTAL — NETHERLANDS		17,722,800
NORWAY — (2.6%)
BONDS — (2.6%)
Kommunalbanken (z) 7.150%, 05/18/09	2,250	1,274,664
(t) 5.350%, 06/15/09	3,512	2,556,390
5.000%, 07/14/09	7,000	1,070,698
TOTAL — NORWAY		4,901,752

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SPAIN — (3.9%)
BONDS — (3.9%)
Instituto de Credito Oficial (u) 4.625%, 10/26/10	4,500	$4,677,624
Santander International Debt SA Floating Rate Note
(r) 1.455%, 10/21/09	2,200	2,885,173
TOTAL — SPAIN		7,562,797
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.1%)
BONDS — (3.1%)
European Investment Bank (z) 6.000%, 07/15/09	3,000	1,701,647
Inter-American Development Bank (z) 7.410%, 01/29/10	1,300	755,883
World Bank (International Bank for Reconstruction & Development)
(z) 6.375%, 07/15/09	6,200	3,522,039
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		5,979,569
SWEDEN — (4.6%)
BONDS — (4.6%)
City of Stockholm 3.375%, 03/08/10	10,000	1,251,631
Kommuninvest (t) 5.300%, 05/18/09	1,100	799,576
Sweden Government 4.000%, 12/01/09	11,000	1,395,739
Swedish Export Credit Corp. (d) 5.375%, 10/15/09	30,000	5,346,916
TOTAL — SWEDEN		8,793,862
UNITED KINGDOM — (1.1%)
BONDS — (1.1%)
BP Capital Markets P.L.C. (t) 5.750%, 07/15/09	2,814	2,046,789
UNITED STATES — (37.0%)
AGENCY OBLIGATIONS — (9.7%)
Federal Farm Credit Bank 3.750%, 12/06/10	$2,000	2,077,942
Federal Home Loan Bank 2.750%, 06/18/10	4,800	4,895,131
3.500%, 07/16/10	2,300	2,354,450
3.375%, 08/13/10	1,300	1,339,179
1.625%, 01/21/11	5,000	5,044,930
Federal Home Loan Mortgage Corporation 4.750%, 01/18/11	1,700	1,802,411
Federal National Mortgage Association 7.125%, 06/15/10	1,000	1,069,453
TOTAL AGENCY OBLIGATIONS		18,583,496

	Face Amount	Value†
	(000)
BONDS — (20.3%)
Bank of America Corp. 4.500%, 08/01/10	$1,472	$1,451,785
Bank of New York Mellon Corp. Floating Rate Note (r) 1.634%, 02/05/10	600	598,083
Goldman Sachs Group, Inc. 1.700%, 03/15/11	5,300	5,341,621
IBM International Group Floating Rate Note
(r) 1.394%, 07/29/09	200	200,252
John Deere Capital Corp. Floating Rate Note
(r) 1.412%, 10/16/09	2,100	2,095,122
(r) 1.700%, 02/26/10	500	497,866
JPMorgan Chase & Co. Floating Rate Note
(r) 1.596%, 11/19/09	600	598,318
(r) 0.528%, 05/07/10	1,500	1,487,164
(r) 1.281%, 05/07/10	3,600	3,564,706
Morgan Stanley 2.900%, 12/01/10	2,000	2,050,246
Nestle Holdings, Inc. (n) 4.750%, 02/12/10	30,000	4,596,469
Paccar Financial Corp. Floating Rate Note
(r) 1.328%, 09/21/09	300	299,274
Regions Bank 2.750%, 12/10/10	2,000	2,043,386
Toyota Motor Credit Corp. 6.770%, 07/27/09	2,973	1,687,021
(t) 5.800%, 10/27/09	2,248	1,636,858
(n) 4.625%, 01/22/10	4,200	639,525
Wachovia Corp. Floating Rate Note (r) 1.699%, 11/24/09	500	494,822
Wal-Mart Stores, Inc. 6.875%, 08/10/09	2,050	2,080,717
4.000%, 01/15/10	2,500	2,547,183
Wells Fargo Bank & Co. 4.200%, 01/15/10	1,500	1,520,448
Wells Fargo Bank & Co. Floating Rate Note
(r) 1.287%, 03/23/10	3,500	3,448,554
TOTAL BONDS		38,879,420
CERTIFICATES OF DEPOSIT INTEREST BEARING — (2.8%)
Barclays Bank P.L.C. 3.430%, 07/10/09	2,000	2,009,375
3.430%, 08/07/09	1,000	1,005,888
BNP Paribas Finance, Inc. 3.190%, 08/14/09	1,500	1,508,411
UBS AG 3.390%, 07/13/09	900	904,323
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		5,427,997

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (4.2%)
Nordea North America, Inc. 3.030%, 05/05/09	$5,500	$5,499,863
3.000%, 05/11/09	1,500	1,499,908
Societe Generale North America 3.100%, 05/01/09	1,000	999,995
TOTAL COMMERCIAL PAPER		7,999,766
TOTAL — UNITED STATES		70,890,679
TEMPORARY CASH INVESTMENTS — (3.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $10,115,000 FHLMC 6.040%(r), 11/01/36, valued at $7,194,481) to be repurchased at $7,086,037	7,086	7,086,000
TOTAL INVESTMENTS — (100.0%) (Cost $202,147,565)		$191,286,961

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (77.0%)
Federal Farm Credit Bank
3.750%, 12/06/10	$40,000	$41,558,840
Federal Home Loan Bank
3.375%, 10/20/10	20,000	20,655,680
4.375%, 10/22/10	40,000	41,844,320
3.625%, 12/17/10	18,000	18,725,112
1.625%, 01/21/11	40,000	40,359,440
4.625%, 02/18/11	21,500	22,786,968
2.625%, 05/20/11	50,200	51,124,684
3.375%, 06/24/11	6,300	6,539,419
5.375%, 08/19/11	50,000	54,212,050
3.750%, 09/09/11	40,000	42,067,920
3.625%, 09/16/11	50,000	52,448,700
4.875%, 11/18/11	50,000	53,963,050
5.750%, 05/15/12	150,000	167,043,300
4.625%, 10/10/12	100,000	109,242,500
Tennessee Valley Authority
5.625%, 01/18/11	10,930	11,706,981
TOTAL AGENCY OBLIGATIONS		734,278,964
U.S. TREASURY OBLIGATIONS — (22.5%)
U.S. Treasury Notes
2.750%, 10/31/13	50,000	51,906,250
2.000%, 11/30/13	112,000	112,490,000
1.750%, 01/31/14	50,000	49,531,500
TOTAL U.S. TREASURY OBLIGATIONS		213,927,750
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $5,930,000 FHLMC 6.50%, 08/01/37, valued at $4,912,836) to be repurchased at $4,839,026	4,839	4,839,000
TOTAL INVESTMENTS — (100.0%) (Cost $930,098,712)		$953,045,714

See accompanying Notes to Financial Statements.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRIA — (4.2%)
BONDS — (4.2%)
Oesterreichischen Kontrollbank AG (j) 1.800%, 03/22/10	1,578,000	$16,084,191
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	10,546,000	104,648,572
TOTAL — AUSTRIA		120,732,763
BELGIUM — (2.9%)
BONDS — (2.9%)
Belgium, Kingdom of (u) 4.250%, 09/03/13	78,000	81,257,592
CANADA — (2.0%)
BONDS — (2.0%)
Ontario, Province of (u) 4.375%, 02/15/13	55,000	57,000,240
FRANCE — (1.2%)
BONDS — (1.2%)
Dexia Municipal Agency (f) 4.000%, 03/08/10	18,000	15,889,978
Total Capital SA (f) 1.625%, 07/12/11	9,650	8,458,967
(u) 5.000%, 05/22/12	9,900	10,447,123
TOTAL — FRANCE		34,796,068
GERMANY — (4.9%)
BONDS — (4.9%)
Bayerische Landesbank (j) 1.000%, 09/20/10	2,950,000	29,571,791
Kreditanstalt fuer Wiederaufbau (u) 4.000%, 10/15/13	10,200	10,539,252
(u) 3.500%, 03/10/14	35,000	35,956,690
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u) 4.875%, 01/13/12	9,000	9,458,388
Landwirtschaftliche Rentenbank (u) 4.125%, 07/15/13	9,000	9,248,796
(u) 4.875%, 01/10/14	42,000	44,635,206
TOTAL — GERMANY		139,410,123
JAPAN — (1.2%)
BONDS — (1.2%)
Japan Finance Corp. for Municipal Enterprises
1.550%, 02/21/12	3,200,000	33,153,291
NETHERLANDS — (3.8%)
BONDS — (3.8%)
Nederlandse Waterschapsbank (f) 3.500%, 10/29/09	3,000	2,656,998

	Face Amount^	Value†
	(000)
Rabobank Nederland (s) 2.250%, 05/08/09	37,000	$4,599,722
(j) 0.800%, 02/03/11	10,185,000	101,006,655
TOTAL — NETHERLANDS		108,263,375
NORWAY — (2.6%)
BONDS — (2.6%)
Eksportfinans (j) 1.800%, 06/21/10	7,298,000	74,529,511
SPAIN — (1.1%)
BONDS — (1.1%)
Instituto de Credito Oficial (j) 1.500%, 09/20/12	2,980,000	30,421,413
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.8%)
BONDS — (0.8%)
Eurofima (u) 4.250%, 02/04/14	22,360	23,126,791
SWEDEN — (1.0%)
BONDS — (1.0%)
Kommuninvest 4.100%, 05/11/09	156,000	19,400,735
(f) 2.250%, 12/14/09	9,260	8,178,226
TOTAL — SWEDEN		27,578,961
SWITZERLAND — (0.2%)
BONDS — (0.2%)
UBS AG 0.875%, 12/29/09	6,700	5,753,970
UNITED KINGDOM — (5.7%)
BONDS — (5.7%)
BP Capital Markets P.L.C. (u) 5.250%, 11/07/13	77,000	83,019,321
United Kingdom Gilt 5.250%, 06/07/12	50,000	80,847,545
TOTAL — UNITED KINGDOM		163,866,866
UNITED STATES — (68.0%)
AGENCY OBLIGATIONS — (36.5%)
Federal Farm Credit Bank 4.250%, 07/08/13	$50,000	53,412,100
Federal Home Loan Bank 2.625%, 05/20/11	50,000	50,921,000
5.375%, 08/19/11	50,000	54,212,050
3.625%, 09/16/11	50,000	52,448,700
4.875%, 11/18/11	119,500	128,971,690
5.750%, 05/15/12	50,000	55,681,100
3.625%, 05/29/13	37,500	39,485,325

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Federal Home Loan Mortgage Corporation 6.000%, 06/15/11	$50,000	$54,830,750
3.875%, 06/29/11	100,000	105,282,600
4.750%, 03/05/12	100,000	108,423,800
Federal National Mortgage Association 6.000%, 05/15/11	50,000	54,828,500
5.375%, 11/15/11	57,100	62,516,449
5.000%, 02/16/12	50,000	54,454,300
6.125%, 03/15/12	50,000	56,156,750
4.875%, 05/18/12	100,000	109,105,300
TOTAL AGENCY OBLIGATIONS		1,040,730,414
BONDS — (31.5%)
3M Co. 4.375%, 08/15/13	19,600	20,522,435
American International Group, Inc. (j) 1.400%, 04/03/12	5,000,000	32,798,773
Bank of America Corp. 4.900%, 05/01/13	54,265	49,475,680
Bank of New York Mellon Corp. 4.500%, 04/01/13	10,000	10,147,200
Citigroup Funding, Inc. Floating Rate Note
(r) 1.351%, 10/22/09	90,000	87,851,700
CME Group, Inc. Floating Rate Note (r) 1.886%, 08/06/10	15,400	15,098,868
General Electric Capital Corp. (j) 1.450%, 11/10/11	8,000,000	71,308,862
4.800%, 05/01/13	34,800	34,034,226
Hewlett-Packard Co. Floating Rate Note (r) 1.380%, 06/15/10	80,000	79,647,120
John Deere Capital Corp. Floating Rate Note
(r) 1.700%, 02/26/10	37,400	37,240,414

	Face Amount	Value†
	(000)
JPMorgan Chase & Co. 4.750%, 05/01/13	$15,000	$14,903,190
JPMorgan Chase & Co. Floating Rate Note
(r) 1.596%, 11/19/09	71,000	70,800,987
Merck & Co., Inc. 4.375%, 02/15/13	30,506	31,724,959
Paccar Financial Corp. Floating Rate Note
(r) 1.634%, 12/03/10	47,900	47,581,752
(r) 1.942%, 04/01/11	37,000	36,644,023
Toyota Motor Credit Corp. (j) 0.550%, 06/30/10	4,423,000	44,142,993
(j) 1.300%, 03/16/12	5,550,000	54,956,312
Wachovia Corp. Floating Rate Note (r) 1.699%, 11/24/09	44,000	43,544,292
Wal-Mart Stores, Inc. 4.250%, 04/15/13	18,500	19,440,873
7.250%, 06/01/13	47,800	54,970,621
Wells Fargo Bank & Co. 5.250%, 10/23/12	42,700	42,862,303
TOTAL BONDS		899,697,583
TOTAL — UNITED STATES		1,940,427,997
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by 12,945,000 $FNMA 5.00%, 08/25/18, valued at 11,991,516 $) to be repurchased at $11,812,062	11,812	11,812,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,739,183,228)		$2,852,130,961

See accompanying Notes to Financial Statements.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (66.7%)
Federal Farm Credit Bank
4.800%, 05/24/11	$3,300	$3,522,743
6.300%, 06/06/11	2,800	3,081,431
4.250%, 07/11/11	13,600	14,390,935
4.350%, 11/02/11	8,000	8,512,168
4.200%, 11/07/11	6,650	7,051,999
4.300%, 11/23/11	5,500	5,847,660
6.260%, 12/02/11	2,000	2,225,380
4.950%, 12/22/11	9,000	9,723,519
5.230%, 02/14/12	12,000	13,072,548
4.500%, 03/14/12	8,500	9,096,190
4.625%, 03/16/12	7,000	7,515,487
5.000%, 06/01/12	4,295	4,666,024
4.480%, 08/24/12	12,000	12,879,588
6.280%, 11/26/12	3,000	3,410,145
4.400%, 01/03/13	11,000	11,803,913
4.150%, 05/15/13	10,000	10,646,820
5.580%, 07/03/13	23,000	25,774,398
3.880%, 07/08/13	7,000	7,372,575
4.920%, 08/26/13	4,125	4,517,197
4.710%, 10/18/13	7,000	7,605,920
4.900%, 01/16/14	5,700	6,183,138
5.300%, 02/18/14	12,000	13,345,344
5.250%, 06/05/14	14,400	15,985,670
4.375%, 06/30/14	3,915	4,183,201
8.160%, 09/30/14	3,615	4,533,788
4.700%, 12/10/14	4,000	4,325,120
4.550%, 02/03/15	4,500	4,824,752
4.375%, 02/17/15	14,300	15,195,223
6.030%, 03/21/16	4,700	5,427,875
5.050%, 03/08/17	10,000	10,511,700
5.625%, 08/18/17	4,000	4,399,344
5.100%, 09/03/19	9,000	9,390,654
5.320%, 09/03/19	21,300	22,285,295
5.150%, 11/15/19	11,200	11,834,536
4.670%, 05/07/20	5,600	5,612,790
5.350%, 08/07/20	6,700	7,087,012
5.250%, 03/02/21	6,100	6,188,706
5.220%, 02/22/22	5,000	5,024,530
5.210%, 12/19/22	21,200	21,374,688
Federal Home Loan Bank
7.200%, 06/14/11	3,000	3,362,496
5.750%, 08/15/11	12,000	13,114,080
5.000%, 10/13/11	25,000	27,061,900
5.625%, 11/15/11	5,000	5,497,520
5.625%, 02/15/12	6,100	6,747,527
5.750%, 05/15/12	8,300	9,243,063
4.625%, 08/15/12	15,175	16,484,071

	Face Amount	Value†
	(000)
4.500%, 11/15/12	$18,000	$19,528,740
5.126%, 02/28/13	5,615	6,227,490
3.875%, 06/14/13	12,600	13,385,484
5.375%, 06/14/13	52,400	58,608,614
4.500%, 09/16/13	11,000	11,950,598
6.395%, 06/03/14	5,200	6,100,271
5.250%, 06/18/14	44,000	49,261,388
6.700%, 06/25/14	12,500	14,862,588
5.500%, 08/13/14	5,000	5,667,825
4.500%, 11/14/14	4,000	4,343,700
4.875%, 03/11/16	13,600	14,564,458
5.375%, 09/09/16	6,000	6,681,096
4.625%, 09/11/20	11,200	11,246,446
5.000%, 03/12/21	5,200	5,421,234
5.000%, 12/10/21	39,500	40,762,657
5.750%, 06/10/22	19,500	21,343,218
4.750%, 03/10/23	22,200	21,635,787
Tennessee Valley Authority
6.790%, 05/23/12	37,600	42,790,154
6.000%, 03/15/13	28,100	31,825,948
4.750%, 08/01/13	12,500	13,368,725
6.250%, 12/15/17	10,000	11,605,970
TOTAL AGENCY OBLIGATIONS		843,123,054
U.S. TREASURY OBLIGATIONS — (32.3%)
U.S. Treasury Bonds
11.250%, 02/15/15	15,500	22,983,586
10.625%, 08/15/15	11,000	16,238,750
9.875%, 11/15/15	11,600	16,710,345
9.250%, 02/15/16	9,000	12,670,308
7.250%, 05/15/16	6,000	7,695,468
7.500%, 11/15/16	10,800	14,113,408
9.000%, 11/15/18	12,200	17,896,827
8.125%, 08/15/19	3,800	5,326,532
8.750%, 08/15/20	3,200	4,706,499
8.125%, 05/15/21	27,100	38,592,080
7.250%, 08/15/22	11,000	14,846,568
U.S. Treasury Notes
4.875%, 02/15/12	51,800	56,947,625
4.375%, 08/15/12	54,700	59,776,816
4.000%, 11/15/12	9,700	10,516,168
3.875%, 02/15/13	27,600	29,911,500
3.625%, 05/15/13	7,700	8,273,889
4.250%, 08/15/13	30,100	33,197,019
4.000%, 02/15/14	10,500	11,472,069
4.250%, 08/15/14	15,500	17,189,252
4.875%, 08/15/16	8,200	9,381,308
TOTAL U.S. TREASURY OBLIGATIONS		408,446,017

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $14,580,000 FHLMC 6.50%, 08/01/37, valued at $12,079,113) to be repurchased at $11,898,063	$11,898	$11,898,000
TOTAL INVESTMENTS — (100.0%) (Cost $1,169,332,302)		$1,263,467,071

See accompanying Notes to Financial Statements.

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (11.6%)
Federal Home Loan Bank 1.625%, 03/16/11	$5,600	$5,636,377
Federal Home Loan Mortgage Corporation 3.250%, 02/25/11	6,500	6,719,700
Federal National Mortgage Association 1.750%, 03/23/11	6,600	6,664,060
TOTAL AGENCY OBLIGATIONS		19,020,137
BONDS — (84.0%)
Abbott Laboratories 5.600%, 05/15/11	600	646,801
Aetna, Inc. 5.750%, 06/15/11	600	617,442
Allied Waste North America, Inc. 6.375%, 04/15/11	600	603,000
Allstate, Corp. 7.500%, 06/15/13	600	613,081
Altria Group, Inc. 7.750%, 02/06/14	600	643,036
American Express Credit, Corp. 5.875%, 05/02/13	500	492,585
7.300%, 08/20/13	600	601,083
Anadarko Petroleum, Corp. 5.000%, 10/01/12	600	566,392
Anheuser-Busch, Inc. 6.000%, 04/15/11	300	309,914
Apache, Corp. 6.000%, 09/15/13	600	647,802
Appalachian Power Co. 5.650%, 08/15/12	600	598,330
Archer-Daniels-Midland Co. 7.125%, 03/01/13	800	882,396
Arizona Public Service Co. 6.500%, 03/01/12	600	592,495
AT&T, Inc. 6.700%, 11/15/13	1,100	1,219,904
Atmos Energy Corp. 7.375%, 05/15/11	800	846,072
Australia & New Zealand Banking Group, Ltd. 5.125%, 11/14/11	2,400	2,390,143
Avon Products, Inc. 5.125%, 01/15/11	600	622,326
Baker Hughes, Inc. 6.500%, 11/15/13	870	955,847
Bank of America Corp. 5.375%, 09/11/12	1,100	1,024,109
Bank of New York Mellon Corp. 4.950%, 11/01/12	2,500	2,594,968
Barclays Bank P.L.C. 5.450%, 09/12/12	2,700	2,742,595

	Face Amount	Value†
	(000)
Baxter International, Inc. 4.000%, 03/01/14	$600	$621,539
Bear Stearns LLC 5.500%, 08/15/11	1,100	1,135,167
Belgium Kingdom 4.250%, 09/03/13	1,000	1,041,764
BHP Billiton Finance, Ltd. 5.125%, 03/29/12	600	626,821
Black & Decker Corp. 7.125%, 06/01/11	600	602,674
Boeing Capital Corp. 7.375%, 09/27/10	600	643,102
BP Capital Markets P.L.C. 3.125%, 03/10/12	2,500	2,537,275
Bristol-Myers Squibb Co. 5.250%, 08/15/13	600	627,502
Brown-Forman Corp. 5.000%, 02/01/14	600	616,739
Burlington Northern Santa Fe Corp. 5.900%, 07/01/12	600	624,149
Caisse D'amortissement de la Dette Sociale 4.125%, 12/09/11	1,400	1,473,046
Campbell Soup Co. 4.875%, 10/01/13	1,000	1,070,839
Canadian National Railway Co. 4.400%, 03/15/13	600	608,890
Caterpillar Financial Services Corp. 6.200%, 09/30/13	600	616,560
Centerpoint Energy Resources Corp. 7.875%, 04/01/13	600	629,240
Cisco Systems, Inc. 5.250%, 02/22/11	1,100	1,169,510
Citigroup, Inc. 6.000%, 02/21/12	1,100	1,010,917
Coca-Cola Enterprises, Inc. 7.375%, 03/03/14	600	685,511
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13	600	661,598
Commonwealth Bank of Australia 4.750%, 01/27/11	1,800	1,779,948
Conagra Foods, Inc. 6.750%, 09/15/11	800	843,813
Conocophillips 4.750%, 02/01/14	600	632,729
Consolidated Edison Co. of New York, Inc. 3.850%, 06/15/13	600	599,054
Credit Suisse 5.000%, 05/15/13	600	592,517
Credit Suisse USA, Inc. 5.125%, 01/15/14	500	495,237

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CSX Corp. 6.750%, 03/15/11	$600	$617,086
CVS Caremark Corp. 5.750%, 08/15/11	600	634,846
Dell, Inc. 4.700%, 04/15/13	600	609,701
Detroit Edison Co. 6.400%, 10/01/13	600	640,354
Deutsche Bank AG 4.875%, 05/20/13	1,100	1,092,359
Deutsche Telekom International Finance 5.250%, 07/22/13	1,000	1,024,917
Devon Energy Corp. 5.625%, 01/15/14	600	624,624
Diageo Capital P.L.C. 5.200%, 01/30/13	600	618,778
Dominion Resources, Inc. 5.000%, 03/15/13	600	599,109
Dover Corp. 6.500%, 02/15/11	600	629,492
Duke Energy Ohio, Inc. 5.700%, 09/15/12	450	458,337
E.I. Du Pont de Nemours & Co. 5.875%, 01/15/14	600	639,453
Eaton Corp. 5.950%, 03/20/14	600	611,612
Eksportfinans 5.000%, 02/14/12	1,900	1,979,707
Eli Lilly & Co. 3.550%, 03/06/12	600	616,151
Embarq Corp. 6.738%, 06/01/13	600	579,000
Emerson Electric Co. 5.625%, 11/15/13	480	517,360
Enbridge Energy Partners LP 4.750%, 06/01/13	800	723,941
Enterprise Products Operating LLC 9.750%, 01/31/14	600	656,847
Firstenergy Corp. 6.450%, 11/15/11	600	609,385
Fortune Brands, Inc. 4.875%, 12/01/13	600	545,560
FPL Group Capital, Inc. 5.625%, 09/01/11	800	849,044
General Dynamics Corp. 5.250%, 02/01/14	600	636,798
General Electric Capital Corp. 5.875%, 02/15/12	600	611,397
4.800%, 05/01/13	500	488,998
General Mills, Inc. 6.000%, 02/15/12	600	632,914
Glaxosmithkline Capital, Inc. 4.850%, 05/15/13	600	622,409
Goldman Sachs Group, Inc. 4.750%, 07/15/13	1,100	1,066,802
Halliburton Co. 5.500%, 10/15/10	600	625,021
Hess Corp. 7.000%, 02/15/14	600	650,626

	Face Amount	Value†
	(000)
Hewlett-Packard Co. 6.125%, 03/01/14	$600	$659,791
Home Depot, Inc. 5.200%, 03/01/11	600	611,399
Honeywell International, Inc. 3.875%, 02/15/14	600	604,799
Hydro-Quebec 6.300%, 05/11/11	800	859,338
Instituto de Credito Oficial 5.375%, 07/02/12	2,000	2,124,696
International Business Machines Corp. 6.500%, 10/15/13	600	672,430
John Deere Capital Corp. 7.000%, 03/15/12	600	644,473
Johnson Controls, Inc. 4.875%, 09/15/13	1,000	941,232
Kansas City Power & Light Co. 6.500%, 11/15/11	800	835,384
Kellogg Co. 6.600%, 04/01/11	600	639,661
Kinder Morgan Energy Partners LP 5.850%, 09/15/12	600	598,977
Kohl's Corp. 7.375%, 10/15/11	600	637,664
Kommuninvest I Sverige 5.375%, 07/03/12	2,000	2,124,668
Koninklijke Kpn NV 8.000%, 10/01/10	800	839,064
Kraft Foods, Inc. 6.250%, 06/01/12	600	637,331
Kreditanstalt fuer Wiederaufbau 3.250%, 10/14/11	1,900	1,961,807
Kroger Co. 6.800%, 04/01/11	600	633,746
Landeskreditbank Baden- Wuerttemberg Foerderbank 4.875%, 01/13/12	1,000	1,050,932
Landwirtschaftliche Rentenbank 4.125%, 07/15/13	1,800	1,849,759
Lowe's Companies, Inc. 8.250%, 06/01/10	600	634,069
Marathon Oil Corp. 6.500%, 02/15/14	600	622,556
Marriott International, Inc. 4.625%, 06/15/12	1,100	1,023,873
Marsh & McLennan Cos., Inc. 6.250%, 03/15/12	600	569,999
McDonald's Corp. 4.300%, 03/01/13	600	625,763
Mckesson Corp. 6.500%, 02/15/14	600	632,819
Medtronic, Inc. 4.500%, 03/15/14	600	618,723
Metlife, Inc. 5.375%, 12/15/12	600	570,727
Monsanto Co. 7.375%, 08/15/12	700	782,301
Morgan Stanley 5.250%, 11/02/12	500	487,811
5.300%, 03/01/13	600	583,909

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
National Rural Utilities Cooperative Finance Corp. 7.250%, 03/01/12	$600	$634,402
Network Rail Infrastructure Finance P.L.C. 2.000%, 01/17/12	2,600	2,590,068
Newell Rubbermaid, Inc. 4.000%, 05/01/10	600	580,129
Norfolk Southern Corp. 8.625%, 05/15/10	600	626,763
Northern States Power Co. 8.000%, 08/28/12	800	896,076
Northrop Grumman Systems Corp. 7.125%, 02/15/11	800	851,556
Occidental Petroleum Corp. 7.000%, 11/01/13	600	677,501
Oesterreichischen Kontrollbank AG 4.750%, 11/08/11	1,800	1,881,110
Oneok Partners LP 5.900%, 04/01/12	600	586,070
Ontario Electricity Financial Corp. 7.450%, 03/31/13	1,000	1,148,744
Oracle Corp. 4.950%, 04/15/13	600	637,242
Pacific Gas & Electric Co. 4.800%, 03/01/14	600	617,090
Packaging Corp. of America 5.750%, 08/01/13	800	743,281
Panhandle Eastern Pipeline Co. 6.050%, 08/15/13	600	589,086
Pepco Holdings, Inc. 6.450%, 08/15/12	600	599,208
Pepsiamericas, Inc. 4.375%, 02/15/14	600	597,179
Philip Morris International, Inc. 4.875%, 05/16/13	600	620,711
Pitney Bowes, Inc. 4.625%, 10/01/12	800	824,729
PNC Funding Corp. 5.125%, 12/14/10	600	594,692
Potash Corp of Saskatchewan, Inc. 7.750%, 05/31/11	600	641,340
PPL Energy Supply LLC 6.300%, 07/15/13	600	608,938
Praxair, Inc. 6.375%, 04/01/12	600	645,781
Progress Energy, Inc. 7.100%, 03/01/11	600	633,138
Republic of Austria International Bond 5.500%, 02/22/12	1,000	1,077,840
Reynolds American, Inc. 6.500%, 07/15/10	600	600,063
Royal Bank of Canada 5.650%, 07/20/11	2,200	2,362,404
Ryder System, Inc. 6.000%, 03/01/13	600	551,228
Safeway, Inc. 4.950%, 08/16/10	600	614,720

	Face Amount	Value†
	(000)
Sara Lee Corp. 6.250%, 09/15/11	$600	$627,943
Southern California Edison Co. 5.750%, 03/15/14	800	870,790
Southern Co. 5.300%, 01/15/12	600	630,016
Suntrust Banks, Inc. 5.250%, 11/05/12	600	570,012
Svensk Exportkredit AB 4.875%, 09/29/11	1,000	1,052,456
Tampa Electric Co. 6.375%, 08/15/12	600	606,696
Target Corp. 6.350%, 01/15/11	600	639,643
Time Warner Cable, Inc. 6.200%, 07/01/13	800	835,832
Toyota Motor Credit, Corp. 4.250%, 06/27/11	2,500	2,532,775
TransCanada Pipelines, Ltd. 4.000%, 06/15/13	800	785,373
Transocean, Inc. 5.250%, 03/15/13	595	602,395
Unilever Capital Corp. 3.650%, 02/15/14	650	660,215
Union Pacific Corp. 6.650%, 01/15/11	1,100	1,159,498
United Technologies Corp. 6.100%, 05/15/12	600	640,643
Unitedhealth Group, Inc. 5.250%, 03/15/11	600	609,505
Valero Energy Corp. 6.875%, 04/15/12	600	613,790
Veolia Environnement 5.250%, 06/03/13	800	793,032
Verizon Communications, Inc. 4.350%, 02/15/13	600	609,558
Viacom, Inc. 5.750%, 04/30/11	1,100	1,099,483
Wal-Mart Stores, Inc. 7.250%, 06/01/13	1,000	1,150,013
Walt Disney Co. 4.500%, 12/15/13	600	622,995
Waste Management, Inc. 6.375%, 11/15/12	655	667,376
5.000%, 03/15/14	258	247,346
Wellpoint Health Networks, Inc. 6.375%, 01/15/12	600	614,921
Wells Fargo Bank & Co. 5.250%, 10/23/12	2,600	2,609,883
Western Union Co. 6.500%, 02/26/14	600	633,011
Xto Energy, Inc. 5.750%, 12/15/13	600	612,353
Yum! Brands, Inc. 8.875%, 04/15/11	600	644,150
TOTAL BONDS		137,221,583

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (4.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $7,910,000 FNMA 5.00%, 08/25/18, valued at $7,327,377) to be repurchased at $7,219,038	$7,219	$7,219,000
TOTAL INVESTMENTS — (100.0%) (Cost $162,221,041)		$163,460,720

See accompanying Notes to Financial Statements.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.2%)
U.S. Treasury Inflation Notes
1.875%, 07/15/13	$31,700	$37,304,524
2.000%, 01/15/14	44,800	52,403,848
2.000%, 07/15/14	46,200	53,088,251
1.625%, 01/15/15	40,100	44,331,935
1.875%, 07/15/15	41,800	46,076,934
2.000%, 01/15/16	38,250	41,602,088
2.500%, 07/15/16	30,500	33,783,725
2.375%, 01/15/17	28,400	31,268,815
2.625%, 07/15/17	25,200	27,633,944
1.625%, 01/15/18	27,000	27,206,186
1.375%, 07/15/18	13,300	12,758,075
2.125%, 01/15/19	5,000	5,156,960
2.375%, 01/15/25	21,700	24,217,911
2.000%, 01/15/26	22,400	22,417,600
2.375%, 01/15/27	12,300	12,774,182
1.750%, 01/15/28	22,200	20,226,732
3.625%, 04/15/28	11,200	16,959,228
2.500%, 01/15/29	3,300	3,319,012
TOTAL U.S. TREASURY OBLIGATIONS		512,529,950
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $5,380,000 FHLMC 6.50%, 08/01/37, valued at $4,457,176) to be repurchased at $4,391,023	4,391	4,391,000
TOTAL INVESTMENTS — (100.0%) (Cost $514,037,548)		$516,920,950

See accompanying Notes to Financial Statements.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.0%)
ARIZONA — (2.3%)
Maricopa County Unified School District (GO) 7.400%, 07/01/10	$3,485	$3,749,825
Maricopa County Unified School District (GO) (FSA) 5.000%, 07/01/13	6,800	7,676,044
Salt River Project Agricultural Improvement and Power District (RB) Series A 5.000%, 01/01/14	7,000	7,859,320
Scottsdale Municipal Property Corp (RB) 5.000%, 07/01/13	3,070	3,474,749
TOTAL ARIZONA		22,759,938
ARKANSAS — (0.7%)
Arkansas State (GO) Series A 5.500%, 08/01/09	3,885	3,931,581
Fort Smith Water & Sewer (RB) Series A (FSA) 5.000%, 10/01/09	2,850	2,903,067
TOTAL ARKANSAS		6,834,648
CALIFORNIA — (3.0%)
California State (GO) 5.250%, 11/01/09	7,695	7,839,589
California State Department Water Resources Power Supply (RB) (ETM) Series A 5.125%, 05/01/12	1,900	2,137,823
California State Economic Recovery (GO) Series A 5.000%, 01/01/11	9,100	9,558,913
California State Economic Recovery (GO) Series A (MBIA) 5.000%, 07/01/12	8,400	9,078,300
San Francisco City & County Public Utilities Commission (RB) Series A (MBIA) 5.000%, 10/01/09	800	813,008
TOTAL CALIFORNIA		29,427,633
COLORADO — (1.0%)
Arapahoe County School District (GO) (FSA) 5.000%, 12/15/10	9,000	9,554,400
CONNECTICUT — (2.6%)
City of Stamford (GO) 5.000%, 07/15/09	2,000	2,018,020
Connecticut State (GO) 5.000%, 03/15/12	5,000	5,503,000

	Face Amount	Value†
	(000)
Connecticut State (GO) Series A 5.000%, 03/01/13	$3,855	$4,332,904
Connecticut State (GO) Series C 5.000%, 12/15/09	4,000	4,113,200
Connecticut State (RB) Series A 5.000%, 06/30/09	5,000	5,034,650
Connecticut State Health & Educational Facility Authority (GO) Series B (MBIA) 5.000%, 12/01/12	4,000	4,482,160
TOTAL CONNECTICUT		25,483,934
DELAWARE — (2.6%)
Delaware State (GO) 5.000%, 08/01/12	11,370	12,715,185
Delaware State (GO) Series B 5.000%, 02/01/11	7,470	8,001,192
5.000%, 02/01/12	5,000	5,510,350
TOTAL DELAWARE		26,226,727
FLORIDA — (5.2%)
Broward County (GO) 5.000%, 01/01/14	5,000	5,689,750
City of Gainesville (RB) Series C 5.000%, 10/01/10	2,265	2,388,171
Florida State Board of Education (GO) Series B 5.250%, 06/01/13	3,700	4,134,158
Florida State Board of Education (GO) Series C 4.000%, 06/01/09	4,000	4,009,280
Florida State Board of Education (GO) Series D 5.000%, 06/01/13	13,085	14,493,600
Florida State Department of Environmental Protection Preservation (RB) Series A (MBIA) 5.000%, 07/01/11	5,330	5,600,871
5.000%, 07/01/11	5,130	5,459,705
Florida State Department of Environmental Protection Preservation (RB) Series B (MBIA) 5.000%, 07/01/11	5,800	6,079,792
Gainesville Utilities Systems (RB) Series C (FSA) 5.000%, 10/01/09	4,000	4,069,680
TOTAL FLORIDA		51,925,007
GEORGIA — (6.8%)
De Kalb County School District (GO) 5.000%, 02/01/12	21,330	23,416,074
Georgia State (GO) Series C 5.500%, 07/01/12	8,400	9,487,128

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Georgia State (GO) Series D 5.800%, 11/01/09	$2,010	$2,063,667
5.000%, 08/01/12	7,100	7,928,002
Georgia State (GO) Series G 5.000%, 10/01/12	8,000	8,971,440
Henry County School District (GO) Series A 5.000%, 04/01/13	14,000	15,817,620
TOTAL GEORGIA		67,683,931
HAWAII — (1.3%)
City & County of Honolulu (GO) (ETM) Series A (MBIA) 5.000%, 03/01/10	1,255	1,302,012
City & County of Honolulu (GO) Series A (MBIA) 5.000%, 03/01/10	745	771,522
City & County of Honolulu (GO) Series C (MBIA) 5.000%, 07/01/12	5,000	5,509,600
Hawaii State (GO) Series CY (FSA) 5.750%, 02/01/13	4,750	5,442,027
TOTAL HAWAII		13,025,161
ILLINOIS — (1.7%)
City of Chicago (GO) Series A (FSA) 5.000%, 01/01/13	8,150	8,902,082
Cook County (GO) Series D (AMBAC) 5.250%, 11/15/12	2,000	2,252,340
Illinois State (GO) First Series (MBIA) 5.125%, 10/01/11	5,300	5,696,069
TOTAL ILLINOIS		16,850,491
IOWA — (0.4%)
City of Des Moines (GO) Series B 5.000%, 06/01/09	3,680	3,691,776
KANSAS — (0.6%)
Johnson County Unified School District (GO) Series A (MBIA) 5.000%, 10/01/11	5,770	6,291,204
KENTUCKY — (1.6%)
Kentucky Asset Liability Commission (RB) First Series (MBIA) 5.000%, 09/01/11	14,300	15,437,708
MARYLAND — (4.0%)
Baltimore County (GO) 5.000%, 02/01/12	1,700	1,873,995
Howard County (TECP) Series D 0.380%, 05/08/09	4,000	3,999,440
Maryland Health & Higher Educational Facilities Authority (TECP) — Johns Hopkins University Series A 0.350%, 05/14/09	5,600	5,597,872
Maryland State (GO) 5.250%, 02/15/12	5,000	5,548,600
5.500%, 08/01/13	6,000	6,976,560

	Face Amount	Value†
	(000)
Maryland State (GO) Series B 5.000%, 02/15/13	$14,000	$15,814,820
TOTAL MARYLAND		39,811,287
MASSACHUSETTS — (2.5%)
Commonwealth of Massachusetts (GO) Series D 5.500%, 11/01/13	7,550	8,710,661
Commonwealth of Massachusetts (RB) Series A 5.500%, 12/15/13	9,450	10,850,301
Massachusetts Water Resources (TECP) Series 94 0.340%, 05/12/09	5,000	4,998,800
TOTAL MASSACHUSETTS		24,559,762
MICHIGAN — (4.2%)
Kent County (GO) Series A 5.000%, 11/01/09	7,235	7,393,085
Michigan Municipal Bond Authority (RB) 5.500%, 10/01/13	15,085	17,487,135
Michigan State (GO) 5.500%, 12/01/13	10,000	11,038,000
Utica Community Schools (GO) 4.000%, 05/01/09	6,000	6,000,000
TOTAL MICHIGAN		41,918,220
MINNESOTA — (5.1%)
City of Minneapolis (GO) 5.000%, 12/01/10	6,840	7,284,600
Minnesota State (GO) 5.000%, 08/01/09	2,600	2,628,626
5.000%, 06/01/11	7,050	7,632,964
5.250%, 11/01/12	8,000	9,059,760
Regents of the University of Minnesota (TECP) Series A 0.400%, 05/19/09	23,800	23,800,238
TOTAL MINNESOTA		50,406,188
MISSISSIPPI — (0.8%)
Mississippi State (GO) Series A 5.375%, 12/01/12	3,350	3,766,237
Mississippi State (GO) Series B 5.000%, 10/01/09	4,000	4,071,480
TOTAL MISSISSIPPI		7,837,717
NEVADA — (6.2%)
Clark County (GO) (AMBAC) 5.000%, 11/01/11	5,010	5,322,874
Clark County (GO) Series A (FSA) 4.000%, 06/01/09	3,540	3,548,284
Clark County School District (GO) Series A 5.000%, 06/15/09	7,000	7,032,970
Clark County School District (GO) Series A (AMBAC) 4.500%, 06/15/11	11,000	11,470,140

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Clark County School District (GO) Series F (FSA) 5.000%, 06/15/09	$5,245	$5,268,183
Las Vegas Valley Water District (GO) Series B (MBIA) 5.250%, 06/01/09	2,830	2,839,480
Nevada State (GO) 5.000%, 06/01/13	12,990	14,213,398
5.000%, 12/01/13	1,400	1,542,030
Nevada State (GO) Series A 5.000%, 02/01/10	10,045	10,371,061
TOTAL NEVADA		61,608,420
NEW JERSEY — (3.2%)
Monmouth County (GO) 4.250%, 09/15/12	5,115	5,602,511
New Jersey State (GO) 5.000%, 04/01/13	3,900	4,340,505
New Jersey State (GO) (ETM) 5.250%, 08/01/12	8,400	9,454,536
New Jersey Transportation Trust Fund Authority (RB) Series B (FGIC) 5.250%, 12/15/09	6,130	6,279,879
New Jersey Transportation Trust Fund Authority (RB) Series B (FSA) 5.500%, 12/15/11	6,035	6,496,074
TOTAL NEW JERSEY		32,173,505
NEW MEXICO — (2.3%)
New Mexico State (GO) 5.000%, 03/01/12	10,260	11,299,441
New Mexico State Severance Tax (RB) (MBIA) 5.000%, 07/01/10	11,385	11,931,138
TOTAL NEW MEXICO		23,230,579
NEW YORK — (3.4%)
Nassau County Interim Finance Authority (RB) Series A (AMBAC) 5.000%, 11/15/09	3,415	3,494,228
New York City (GO) Series C 5.000%, 08/01/10	5,000	5,223,350
New York City (GO) Series G 5.000%, 08/01/10	5,040	5,265,137
New York City (GO) Series H 5.000%, 08/01/12	3,000	3,238,650
New York City (GO) Series J-1 5.000%, 08/01/10	11,180	11,707,808
New York State Tollway Authority (RB) (MBIA) 5.000%, 01/01/10	5,000	5,132,950
TOTAL NEW YORK		34,062,123
NORTH CAROLINA — (4.3%)
Guilford County (GO) Series C 5.000%, 10/01/12	8,040	9,019,192
North Carolina State (GO) Series A 5.000%, 03/01/11	13,000	13,958,620
5.000%, 06/01/11	10,000	10,826,900

	Face Amount	Value†
	(000)
Wake County (GO) 4.500%, 03/01/13	$7,800	$8,681,322
TOTAL NORTH CAROLINA		42,486,034
OHIO — (4.0%)
Cincinnati City School District (GO) (FSA) 5.000%, 12/01/13	11,730	13,498,298
Ohio State (GO) 5.500%, 11/01/12	8,615	9,725,646
Ohio State (GO) Series E 5.000%, 09/15/11	10,470	11,352,412
Ohio State Building Authority (RB) (FSA) 5.000%, 10/01/09	2,755	2,803,433
Ohio State Common Schools (GO) Series A 5.000%, 09/15/09	2,565	2,606,014
TOTAL OHIO		39,985,803
OKLAHOMA — (0.7%)
Oklahoma Turnpike Authority (RB) Series A 5.000%, 01/01/10	7,160	7,359,979
OREGON — (0.6%)
Salem-Keizer School District No. 24J (GO) (FSA) 5.000%, 06/15/09	6,055	6,084,670
PENNSYLVANIA — (3.1%)
Commonwealth of Pennsylvania (GO) First Series 5.000%, 08/01/11	13,000	14,105,910
Commonwealth of Pennsylvania (GO) First Series (MBIA) 5.000%, 01/01/10	3,500	3,599,400
5.250%, 02/01/13	5,755	6,500,848
Commonwealth of Pennsylvania (GO) First Series A 5.000%, 11/01/10	3,000	3,181,500
Commonwealth of Pennsylvania (GO) Second Series (FGIC) 5.000%, 10/01/09	2,950	3,003,690
TOTAL PENNSYLVANIA		30,391,348
RHODE ISLAND — (1.1%)
Rhode Island State and Providence Plantations (GO) Series B 5.000%, 08/01/12	5,200	5,776,680
5.000%, 08/01/13	4,700	5,321,293
TOTAL RHODE ISLAND		11,097,973
SOUTH CAROLINA — (0.2%)
Richland County School District No. 2 (GO) Series B (FGIC) 5.000%, 02/01/10	1,500	1,548,000

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TENNESSEE — (1.6%)
Hamilton County (GO) 5.000%, 03/01/11	$5,700	$6,106,296
5.000%, 03/01/12	5,095	5,606,691
Shelby County (GO) 5.000%, 04/01/14	3,225	3,658,730
TOTAL TENNESSEE		15,371,717
TEXAS — (7.8%)
Austin Texas Combined Utility Systems (TECP) Series A 0.400%, 05/13/09	5,600	5,598,712
City of Dallas (GO) 4.750%, 02/15/10	11,675	12,055,839
5.000%, 02/15/14	4,585	5,170,734
5.000%, 02/15/14	8,770	9,890,368
City of Dallas (RB) (AMBAC) 5.000%, 10/01/12	13,985	15,554,676
City of San Antonio (RB) Series A 5.500%, 02/01/11	2,000	2,140,700
Fort Worth Independent School District (GO) 5.000%, 02/15/13	8,025	8,996,105
Katy Independent School District (GO) Series A 5.000%, 02/15/12	7,465	8,231,058
Texas A&M University (RB) Series B 5.000%, 05/15/09	4,000	4,004,760
Texas Public Finance Authority (GO) Series A 5.000%, 10/01/12	1,500	1,673,115
Texas State (GO) Series B 5.000%, 08/01/09	4,000	4,043,000
TOTAL TEXAS		77,359,067
UTAH — (1.9%)
Salt Lake County (GO) 5.000%, 06/15/12	10,060	11,191,146
Utah State (GO) Series A 5.000%, 07/01/12	6,440	7,180,600
TOTAL UTAH		18,371,746
VIRGINIA — (6.2%)
Fairfax County (GO) Series A 5.000%, 06/01/09	3,465	3,476,538
5.000%, 04/01/13	9,975	11,302,573
5.000%, 04/01/14	9,375	10,763,156
Loudoun County (GO) Series B 5.000%, 12/01/13	5,285	6,079,177
Virginia Commonwealth Transportation Board (RB) 5.000%, 10/01/09	5,000	5,090,800
5.000%, 10/01/11	1,940	2,115,725
5.000%, 09/27/12	4,040	4,516,154

	Face Amount	Value†
	(000)
Virginia State Public Building Authority (RB) Series A 5.000%, 08/01/09	$4,000	$4,043,000
Virginia State Public School Authority (RB) (ETM) Series I 5.250%, 08/01/09	25	25,289
Virginia State Public School Authority (RB) Series B 5.000%, 08/01/11	9,595	10,413,454
Virginia State Public School Authority (RB) Series I 5.250%, 08/01/09	3,475	3,513,816
TOTAL VIRGINIA		61,339,682
WASHINGTON — (3.1%)
Grant County Public Utility District No. 2 Priest Rapids (RB) Series H (FSA) 5.000%, 01/01/10	2,000	2,056,140
Seattle Municipal Light & Power (RB) (FSA) 4.000%, 08/01/09	5,940	5,968,690
Snohomish County Public Utility (RB) Series B 5.250%, 12/01/10	11,000	11,704,220
Snohomish County School District No. 15 Edmonds (GO) Series A (FSA) 4.500%, 06/01/09	3,500	3,509,800
Washington State (GO) Series C 5.000%, 02/01/14	6,895	7,788,937
TOTAL WASHINGTON		31,027,787
WISCONSIN — (1.9%)
Wisconsin State (GO) Series 1 (MBIA) 5.250%, 05/01/09	2,000	2,000,000
5.500%, 05/01/11	16,000	17,295,360
TOTAL WISCONSIN		19,295,360
TOTAL MUNICIPAL BONDS		972,519,525
	Shares
TEMPORARY CASH INVESTMENTS — (2.0%)
BlackRock Liquidity Funds MuniFund Portfolio	19,741,247	19,741,247
TOTAL INVESTMENTS — (100.0%) (Cost $975,077,154)		$992,260,772

See accompanying Notes to Financial Statements.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.9%)
CALIFORNIA — (98.9%)
Anaheim Union High School District (GO) Series A (FSA) 5.000%, 08/01/12	$1,275	$1,427,146
Bay Area Toll Authority (RB) 5.125%, 04/01/11	1,535	1,657,846
Berryessa Union School District (GO) Series B (FSA) 5.375%, 08/01/11	1,205	1,336,622
California Communities Note Program Series B 3.000%, 07/31/09	4,500	4,523,625
California Educational Facilities Authority (RB) Series A 5.000%, 04/01/13	2,250	2,550,352
California Infrastructure & Economic Development Bank (RB) (FSA) 5.250%, 07/01/13	2,000	2,308,000
California Infrastructure & Economic Development Bank (RB) Series A (AMBAC) 5.000%, 10/01/10	3,180	3,358,462
California State (GO)
4.000%, 06/01/09	565	566,079
5.000%, 09/01/09	1,865	1,886,578
5.000%, 02/01/10	1,500	1,538,055
5.000%, 03/01/10	3,000	3,084,660
5.250%, 09/01/10	550	574,816
5.000%, 10/01/10	2,000	2,087,540
4.000%, 02/01/11	1,000	1,033,290
5.250%, 03/01/11	800	845,680
5.000%, 04/01/11	3,000	3,165,090
5.000%, 06/01/11	500	529,875
5.000%, 10/01/11	2,215	2,365,952
5.000%, 04/01/12	1,500	1,611,855
5.000%, 03/01/14	2,350	2,564,978
California State Department of Transportation (RB) Series A (MBIA) 5.000%, 02/01/11	1,125	1,191,510
California State Department of Water Resources (RB) Series A 5.500%, 05/01/09	1,100	1,100,000
5.500%, 05/01/10	700	733,481
California State Department of Water Resources (RB) Series A (FSA) 5.250%, 05/01/11	1,450	1,547,599
California State Department of Water Resources (RB) Series A (MBIA) 5.250%, 05/01/09	420	420,000

	Face Amount	Value†
	(000)
California State Department Water Resources Power Supply (RB) (ETM) Series A 5.125%, 05/01/12	$1,850	$2,081,564
California State Department Water Resources Power Supply (RB) Series A (MBIA) 5.000%, 05/01/11	1,000	1,058,410
California State Economic Recovery (GO) Series A 5.000%, 07/01/09	635	638,981
5.000%, 01/01/10	1,585	1,625,766
5.000%, 01/01/11	3,500	3,676,505
3.500%, 07/01/11	1,075	1,107,916
5.000%, 07/01/11	1,000	1,062,090
California State Economic Recovery (GO) Series A (MBIA) 5.000%, 07/01/11	800	849,672
5.000%, 07/01/12	2,475	2,674,856
5.250%, 07/01/13	3,810	4,216,222
Chabot-Las Positas Community College District (GO) (AMBAC) 5.000%, 08/01/11	1,010	1,093,810
Charter Oak Unified School District (GO) Series B (FSA) 5.000%, 07/01/13	2,805	3,208,780
Chino Basin Regional Finance Authority (RB) (AMBAC) 5.900%, 08/01/11	810	893,268
City & County of San Francisco (GO) (FSA) 4.000%, 06/15/09	1,200	1,204,680
City & County of San Francisco (GO) Series A (AMBAC) 5.000%, 06/15/12	1,600	1,757,776
City & County of San Francisco (GO) Series R-1 (FGIC) 5.000%, 06/15/12	3,855	4,254,879
City of Los Angeles (GO) (MBIA) 4.000%, 09/01/10	1,000	1,041,590
City of Los Angeles (GO) Series A (MBIA) 5.000%, 09/01/12	1,165	1,290,634
Coast Community College District (GO) Series A (MBIA) 4.500%, 08/01/09	1,000	1,009,580
Compton Community Redevelopment Agency (TAN) Series A (AMBAC) 5.000%, 08/01/09	1,700	1,714,790
El Camino Community College District (GO) Series A (MBIA) 5.000%, 08/01/13	2,915	3,342,776
5.000%, 08/01/13	3,060	3,509,055

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
El Monte Union High School District (GO) Series A (FSA) 5.000%, 06/01/13	$2,185	$2,488,759
Escondido Union School District (GO) Series A 5.000%, 08/01/12	3,045	3,408,360
Foothill-De Anza Community College District (GO) Series B 5.250%, 08/01/13	2,000	2,309,540
5.250%, 08/01/13	3,675	4,243,780
Fremont Union High School District (GO) (MBIA) 4.000%, 09/01/11	750	796,343
Fremont Union High School District (GO) Series B 5.500%, 09/01/09	500	508,280
Fresno (RB) Series A-1 (AMBAC) 6.250%, 09/01/10	300	318,456
Hacienda la Puente Unified School District (GO) Series B (FSA) 5.000%, 08/01/13	3,000	3,440,250
Hawthorne School District (GO) Series A 4.000%, 10/01/09	5,000	5,044,800
Industry Public Facilities Authority (TAN) (MBIA) 4.500%, 05/01/10	700	721,588
Long Beach Bond Finance Authority (TAN) (AMBAC) 5.375%, 08/01/12	1,585	1,784,869
Long Beach Unified School District (GO) 4.000%, 08/01/12	500	534,775
Long Beach Unified School District (GO) (TRAN) 4.000%, 06/15/09	2,000	2,005,880
Los Angeles County Capital Asset Leasing Corp. (RB) Series A (AMBAC) 4.000%, 12/01/09	520	527,883
Los Angeles County Metropolitan Transportation Authority (RB) (ETM) Series A (FSA) 5.000%, 07/01/11	2,500	2,743,950
Los Angeles County Metropolitan Transportation Authority (RB) Series A 4.000%, 07/01/11	750	793,058
Los Angeles County Metropolitan Transportation Authority (RB) Series C (AMBAC) 6.000%, 07/01/11	580	637,878
Los Angeles County Public Works Financing Authority (RB) Series A (MBIA) 5.000%, 12/01/09	1,300	1,325,961

	Face Amount	Value†
	(000)
Los Angeles County Sanitation Districts Financing Authority (RB) Series A (FSA) 5.000%, 10/01/12	$5,000	$5,568,250
Los Angeles Department of Water & Power (RB) Series A-1 5.000%, 07/01/09	3,600	3,625,092
Los Angeles Department of Water & Power (RB) Series A-1 (MBIA) 5.000%, 07/01/11	460	496,363
Los Angeles Department of Water & Power (TECP) 0.400%, 05/01/09	2,400	2,400,000
Los Angeles Unified School District (GO) (AMBAC) 5.000%, 07/01/11	175	187,091
Los Angeles Unified School District (GO) (MBIA) 5.500%, 07/01/12	800	879,256
Los Angeles Unified School District (GO) Series A (FGIC) 6.000%, 07/01/11	1,000	1,085,720
Los Angeles Unified School District (GO) Series A (MBIA) 5.250%, 07/01/12	3,600	3,929,400
Los Angeles Unified School District (GO) Series H 5.000%, 07/01/09	1,000	1,006,850
Los Angeles Wastewater (RB) Series A 4.000%, 06/01/12	1,000	1,059,910
Metropolitan Water District of Southern California (RB) 5.750%, 07/01/09	300	302,457
Metropolitan Water District of Southern California (RB) Series B 4.000%, 03/01/11	500	525,710
3.750%, 07/01/11	3,000	3,166,230
Milpitas Unified School District (TRAN) 2.500%, 07/14/09	3,000	3,010,170
Mountain View-Whisman School District (GO) Series D (MBIA) 5.000%, 06/01/12	1,480	1,664,349
North City West School Facilities Financing Authority (STRB) Series C (AMBAC) 5.000%, 09/01/09	300	302,181
Norwalk Redevelopment Agency (TAN) Series A (MBIA) 4.000%, 10/01/10	670	692,820
Orange County (RB) Series A (MBIA) 5.000%, 06/01/12	730	800,197
Peralta Community College District (GO) Series A (FGIC) 8.000%, 08/01/09	300	305,190

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Riverside County Transportation Commission (RB) Series A 4.700%, 06/01/09	$1,000	$1,003,060
Sacramento Transportation Authority (RB) Series A 4.000%, 10/01/09	1,400	1,417,808
San Francisco Bay Area Transit Financing Authority 6.750%, 07/01/11	795	886,425
San Francisco City & County Public Utilities Commission (RB) Series A (FSA) 5.000%, 11/01/12	4,810	5,333,376
San Francisco City & County Public Utilities Commission (RB) Series A (MBIA) 5.000%, 10/01/09	1,800	1,829,268
San Jose Unified School District (GO) (FGIC) 5.000%, 08/01/11	1,300	1,401,868
5.000%, 08/01/12	5,000	5,502,750
San Leandro Unified School District (GO) Series A (FSA) 6.000%, 08/01/09	1,000	1,011,810
6.000%, 08/01/10	615	653,702
San Mateo County Community College District (GO) Series A 4.500%, 09/01/13	2,000	2,212,120
Santa Barbara School District (GO) 3.000%, 06/30/09	2,000	2,007,480
Santa Clara County Financing Authority (RB) (AMBAC) 7.750%, 11/15/09	1,200	1,242,000
Santa Clara Unified School District (GO) 4.000%, 07/01/13	915	978,913

	Face Amount	Value†
	(000)
Sonoma County (RB) Series A (FGIC) 4.000%, 09/01/12	$1,950	$2,107,385
Southern Kern Unified School District (GO) 4.000%, 12/01/09	2,800	2,840,964
Southwestern Community College (GO) Series B (FGIC) 5.250%, 08/01/12	750	822,833
Torrance Unified School District (GO) 4.000%, 08/01/13	830	890,822
University of California (RB) Series A (AMBAC) 5.000%, 05/15/11	1,140	1,226,526
University of California (RB) Series A (FSA) 4.000%, 11/01/12	1,000	1,069,870
University of California (RB) Series E (MBIA) 5.000%, 05/15/13	1,560	1,749,883
University of California (RB) Series J (MBIA) 5.000%, 05/15/12	450	495,045
University of California (RB) Series K (MBIA) 5.000%, 05/15/12	500	550,050
TOTAL CALIFORNIA		189,198,295
TOTAL MUNICIPAL BONDS		189,198,295
	Shares
TEMPORARY CASH INVESTMENTS — (1.1%)
BlackRock Liquidity Funds California Money Fund — Institutional Shares	2,132,475	2,132,475
TOTAL INVESTMENTS — (100.0%) (Cost $187,438,657)		$191,330,770

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	U.S. Large Company Portfolio		Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio	U.S Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,272,425		—		$4,747,094	—
Investments at Value (including $0, $0, $0 and $277,881 of securities on loan, respectively)	—		$138,423		—	$1,118,797
Temporary Cash Investments at Value & Cost	—		5,527		—	5,281
Collateral Received from Securities on Loan at Value & Cost	—		—		—	294,254
Foreign Currencies at Value	—		2		—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—		—		218	—
Dividends and Interest	—		1,059		—	495
Securities Lending Income	—		—		—	205
Fund Shares Sold	1,770		26		3,899	2,183
Futures Margin Variation	—		150		—	—
Prepaid Expenses and Other Assets	55		32		77	107
Total Assets	2,274,250		145,219		4,751,288	1,421,322
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—		—		—	294,254
Investment Securities/Affiliated Investment Companies Purchased	510		—		—	—
Fund Shares Redeemed	1,260		144		4,117	2,228
Due to Advisor	152		23		569	306
Accrued Expenses and Other Liabilities	99		11		212	40
Total Liabilities	2,021		178		4,898	296,828
NET ASSETS	$2,272,229		$145,041		$4,746,390	$1,124,494
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0; and $26,157 and shares outstanding of 0; 0; 0; and 3,876,887, respectively	N/A		N/A		N/A	$6.75
NUMBER OF SHARES AUTHORIZED	25,000,000	*	25,000,000	*	50,000,000 *	25,000,000
Class R2 Shares — based on net assets of $0; $0; $0; and $1,766 and shares outstanding of 0; 0; 0; and 248,343, respectively	N/A		N/A		N/A	$7.11
NUMBER OF SHARES AUTHORIZED	25,000,000	*	25,000,000	*	50,000,000 *	25,000,000
Institutional Class Shares — based on net assets of $2,272,229; $145,041; $4,746,390; and $1,096,571 and shares outstanding of 88,242,833; 27,113,887; 371,445,429; and 111,087,654, respectively	$25.75		$5.35		$12.78	$9.87
NUMBER OF SHARES AUTHORIZED	200,000,000		150,000,000		750,000,000	250,000,000
Investments in Affiliated Investment Companies at Cost	$2,701,397		$—		$4,796,126	$—
Investments at Cost	$—		$138,691		$—	$1,447,613
Foreign Currencies at Cost	$—		$2		$—	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$3,068,041		$384,190		$7,403,373	$1,519,512
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	6,966		81		(9,691)	1,690
Accumulated Net Realized Gain (Loss)	(373,806)		(263,016)		(2,598,260)	(67,892)
Net Unrealized Appreciation (Depreciation)	(428,972)		23,786		(49,032)	(328,816)
NET ASSETS	$2,272,229		$145,041		$4,746,390	$1,124,494

*  Share class has not yet commenced operations. See Organization note in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
ASSETS:
Investments at Value (including $522,355, $341,602, $544,314, and $245,594 of securities on loan, respectively)	$4,741,338	$1,501,240	$2,789,380	$877,640
Temporary Cash Investments at Value & Cost	27,792	6,685	11,866	5,505
Collateral Received from Securities on Loan at Value & Cost	562,250	355,581	570,167	257,918
Receivables:
Investment Securities Sold	17,809	—	—	—
Dividends and Interest	2,817	1,720	3,044	696
Securities Lending Income	536	207	463	193
Fund Shares Sold	3,052	3,005	3,784	2,689
Prepaid Expenses and Other Assets	65	48	67	65
Total Assets	5,355,659	1,868,486	3,378,771	1,144,706
LIABILITIES:
Payables:
Upon Return of Securities Loaned	562,250	355,581	570,167	257,918
Investment Securities Purchased	17,685	5,351	9,692	4,003
Fund Shares Redeemed	3,372	5,295	5,387	470
Due to Advisor	1,872	203	443	207
Accrued Expenses and Other Liabilities	360	63	126	51
Total Liabilities	585,539	366,493	585,815	262,649
NET ASSETS	$4,770,120	$1,501,993	$2,792,956	$882,057
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,770,120; $1,501,993; $2,792,956; and $882,057 and shares outstanding of 326,553,560; 208,084,912; 393,595,074; and 130,681,025, respectively	$14.61	$7.22	$7.10	$6.75
NUMBER OF SHARES AUTHORIZED	650,000,000	600,000,000	1,025,000,000	300,000,000
Investments at Cost	$6,473,491	$2,028,554	$4,000,325	$1,292,455
NET ASSETS CONSIST OF:
Paid-In Capital	$7,163,598	$2,102,540	$4,079,260	$1,382,628
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(6,242)	4,256	7,561	1,937
Accumulated Net Realized Gain (Loss)	(655,083)	(77,489)	(82,920)	(87,693)
Net Unrealized Appreciation (Depreciation)	(1,732,153)	(527,314)	(1,210,945)	(414,815)
NET ASSETS	$4,770,120	$1,501,993	$2,792,956	$882,057

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
ASSETS:
Investments at Value (including $249,374, $322,795, $304,770 and $606,330 of securities on loan, respectively)	$1,067,948	$2,005,039	$2,442,958	$1,477,827
Temporary Cash Investments at Value & Cost	8,574	43,796	10,771	8,476
Collateral Received from Securities on Loan at Value & Cost	260,460	343,049	326,932	631,418
Cash	—	1	—	1
Receivables:
Investment Securities Sold	—	281	2,909	—
Dividends and Interest	1,161	899	1,108	2,090
Securities Lending Income	171	423	511	358
Fund Shares Sold	7,809	2,225	1,048	1,524
Prepaid Expenses and Other Assets	137	103	47	200
Total Assets	1,346,260	2,395,816	2,786,284	2,121,894
LIABILITIES:
Payables:
Upon Return of Securities Loaned	260,460	343,049	326,932	631,418
Investment Securities Purchased	7,283	35,150	582	—
Fund Shares Redeemed	444	1,987	1,889	1,537
Due to Advisor	186	540	961	338
Accrued Expenses and Other Liabilities	29	118	183	117
Total Liabilities	268,402	380,844	330,547	633,410
NET ASSETS	$1,077,858	$2,014,972	$2,455,737	$1,488,484
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,077,858; $2,014,972; $2,455,737; and $1,488,484 and shares outstanding of 186,215,666; 161,799,509; 300,706,683; and 121,067,446, respectively	$5.79	$12.45	$8.17	$12.29
NUMBER OF SHARES AUTHORIZED	550,000,000	400,000,000	650,000,000	250,000,000
Investments at Cost	$1,244,594	$2,397,794	$3,064,266	$2,315,372
NET ASSETS CONSIST OF:
Paid-In Capital	$1,301,454	$2,875,644	$3,605,428	$2,434,995
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	3,253	2,439	4,645	18,311
Accumulated Net Realized Gain (Loss)	(50,203)	(470,356)	(533,028)	(127,277)
Net Unrealized Appreciation (Depreciation)	(176,646)	(392,755)	(621,308)	(837,545)
NET ASSETS	$1,077,858	$2,014,972	$2,455,737	$1,488,484

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio	International Core Equity Portfolio	T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	—	$3,097,456
Investments at Value (including $235,335, $548,537, $25,689, and $0 of securities on loan, respectively)	$1,045,846	$2,520,203	$449,124	—
Temporary Cash Investments at Value & Cost	3,377	9,383	2,778	15,072
Collateral Received from Securities on Loan at Value & Cost	249,680	583,595	28,234	—
Foreign Currencies at Value	5,866	3,676	1,568	—
Cash	16	16	15	15
Receivables:
Investment Securities/Affiliated Investment Companies Sold	978	57	15	—
Dividends, Interest, and Tax Reclaims	6,183	15,364	2,361	—
Securities Lending Income	440	974	40	—
Fund Shares Sold	879	4,574	1,258	2,705
Prepaid Expenses and Other Assets	70	68	39	73
Total Assets	1,313,335	3,137,910	485,432	3,115,321
LIABILITIES:
Payables:
Upon Return of Securities Loaned	249,680	583,595	28,234	—
Investment Securities/Affiliated Investment Companies Purchased	3,257	6,763	1,992	—
Fund Shares Redeemed	662	2,674	150	1,138
Due to Advisor	212	701	176	988
Deferred Thailand Capital Gains Tax	—	—	16	—
Accrued Expenses and Other Liabilities	108	521	8	183
Total Liabilities	253,919	594,254	30,576	2,309
NET ASSETS	$1,059,416	$2,543,656	$454,856	$3,113,012
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,059,416; $2,543,656; $454,856; and $3,113,012 and shares outstanding of 75,113,377; 343,223,111; 75,228,754; and 301,015,585; respectively	$14.10	$7.41	$6.05	$10.34
NUMBER OF SHARES AUTHORIZED	200,000,000	925,000,000	200,000,000	600,000,000
Investments in Affiliated Investment Companies at Cost	$—	$—	$—	$4,260,071
Investments at Cost	$1,259,293	$3,742,689	$503,166	$—
Foreign Currencies at Cost	$5,781	$3,655	$1,541	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$1,430,713	$3,830,645	$518,585	$4,463,025
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	7,111	21,547	3,368	23,285
Accumulated Net Realized Gain (Loss)	(165,046)	(86,105)	(13,049)	(210,673)
Deferred Thailand Capital Gains Tax	—	—	(16)	—
Net Unrealized Foreign Exchange Gain (Loss)	—	34	(17)	(10)
Net Unrealized Appreciation (Depreciation)	(213,362)	(1,222,465)	(54,015)	(1,162,615)
NET ASSETS	$1,059,416	$2,543,656	$454,856	$3,113,012

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$95,700	$61,668	$22,433	$80,571
Receivables:
Affiliated Investment Companies Sold	51	34	46	—
Fund Shares Sold	95	7	—	61
Prepaid Expenses and Other Assets	10	13	10	14
Total Assets	95,856	61,722	22,489	80,646
LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	—	—	—	16
Fund Shares Redeemed	146	41	46	45
Due to Advisor	31	17	4	23
Accrued Expenses and Other Liabilities	39	34	9	34
Total Liabilities	216	92	59	118
NET ASSETS	$95,640	$61,630	$22,430	$80,528
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $95,640; $61,630; $22,430; and $80,528 and shares outstanding of 8,113,958; 4,934,709; 1,486,461; and 7,322,592, respectively	$11.79	$12.49	$15.09	$11.00
NUMBER OF SHARES AUTHORIZED	50,000,000	50,000,000	70,000,000	50,000,000
Investments in Affiliated Investment Companies at Cost	$212,511	$97,344	$33,461	$119,381
NET ASSETS CONSIST OF:
Paid-In Capital	$287,010	$133,373	$34,956	$136,664
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	839	(112)	190	829
Accumulated Net Realized Gain (Loss)	(75,384)	(35,954)	(1,691)	(18,187)
Net Unrealized Foreign Exchange Gain (Loss)	(14)	(1)	3	32
Net Unrealized Appreciation (Depreciation)	(116,811)	(35,676)	(11,028)	(38,810)
NET ASSETS	$95,640	$61,630	$22,430	$80,528

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	International Vector Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$196,991	—	—
Investments at Value (including $120,257, $0, $975,352, and $29,572 of securities on loan, respectively)	$435,752	—	$4,964,223	$167,533
Temporary Cash Investments at Value & Cost	3,891	638	10,673	—
Collateral Received from Securities on Loan at Value & Cost	127,976	—	1,039,685	31,401
Foreign Currencies at Value	3,550	—	18,062	93
Cash	16	—	15	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	—	5,392	751
Dividends, Interest, and Tax Reclaims	5,881	—	33,774	898
Securities Lending Income	249	—	1,616	60
Fund Shares Sold	1,072	1,643	14,215	1,315
Prepaid Expenses and Other Assets	38	19	85	5
Deferred Offering Costs	—	8	—	17
Total Assets	578,425	199,299	6,087,740	202,073
LIABILITIES:
Payables:
Upon Return of Securities Loaned	127,976	—	1,039,685	31,401
Investment Securities/Affiliated Investment Companies Purchased	6,061	605	26,413	9
Fund Shares Redeemed	516	205	1,967	43
Due to Advisor	125	3	2,546	55
Loan Payable	—	—	—	639
Accrued Expenses and Other Liabilities	49	4	376	10
Total Liabilities	134,727	817	1,070,987	32,157
NET ASSETS	$443,698	$198,482	$5,016,753	$169,916
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $443,698; $198,482; $5,016,753; and $169,916 and shares outstanding of 123,593,039; 40,009,376; 451,397,927; and 24,699,369, respectively	$3.59	$4.96	$11.11	$6.88
NUMBER OF SHARES AUTHORIZED	350,000,000	100,000,000	900,000,000	100,000,000
Investments in Affiliated Investment Companies at Cost	$—	$244,599	$—	$—
Investments at Cost	$869,533	$—	$7,348,011	$174,827
Foreign Currencies at Cost	$3,474	$—	$17,837	$89
NET ASSETS CONSIST OF:
Paid-In Capital	$901,844	$249,820	$7,433,689	$179,811
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	8,565	2,146	33,179	1,458
Accumulated Net Realized Gain (Loss)	(32,985)	(5,876)	(66,426)	(4,070)
Net Unrealized Foreign Exchange Gain (Loss)	(21)	—	(126)	7
Net Unrealized Appreciation (Depreciation)	(433,705)	(47,608)	(2,383,563)	(7,290)
NET ASSETS	$443,698	$198,482	$5,016,753	$169,916

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,446,909	$714,546	—	$3,238,522
Investments at Value (including $0, $0, $203,674 and $0 of securities on loan, respectively)	—	—	$1,682,389	—
Temporary Cash Investments at Value & Cost	—	—	6,032	—
Collateral Received from Securities on Loan at Value & Cost	—	—	217,975	—
Foreign Currencies at Value	—	—	456	—
Cash	—	—	1,045	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	—	115	—
Dividends, Interest, and Tax Reclaims	—	—	5,952	—
Securities Lending Income	—	—	329	—
Fund Shares Sold	1,175	3,499	2,670	785
Prepaid Expenses and Other Assets	41	31	110	103
Total Assets	1,448,125	718,076	1,917,073	3,239,410
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	217,975	—
Investment Securities/Affiliated Investment Companies Purchased	480	3,035	4,818	785
Fund Shares Redeemed	695	464	709	—
Due to Advisor	462	251	730	270
Deferred Thailand Capital Gains Tax	—	—	382	—
Accrued Expenses and Other Liabilities	98	44	231	101
Total Liabilities	1,735	3,794	224,845	1,156
NET ASSETS	$1,446,390	$714,282	$1,692,228	$3,238,254
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,446,390; $714,282; $1,692,228; and $3,238,254 and shares outstanding of 78,225,337; 61,071,825; 144,339,512; and 314,925,632, respectively	$18.49	$11.70	$11.72	$10.28
NUMBER OF SHARES AUTHORIZED	250,000,000	150,000,000	400,000,000	650,000,000
Investments in Affiliated Investment Companies at Cost	$961,425	$778,634	$—	$3,212,566
Investments at Cost	$—	$—	$1,928,316	$—
Foreign Currencies at Cost	$—	$—	$379	$—
NET ASSETS CONSIST OF:
Paid-In Capital	$964,815	$830,894	$2,023,127	$3,233,929
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	6,106	4,493	8,888	6,544
Accumulated Net Realized Gain (Loss)	(8,927)	(57,172)	(93,528)	(28,175)
Deferred Thailand Capital Gains Tax	(1,050)	134	(382)	—
Net Unrealized Foreign Exchange Gain (Loss)	(38)	21	(27)	—
Net Unrealized Appreciation (Depreciation)	485,484	(64,088)	(245,850)	25,956
NET ASSETS	$1,446,390	$714,282	$1,692,228	$3,238,254

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	DFA Two-Year Global Fixed Income Portfolio	DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$2,968,473	—	—	—
Investments at Value	—	$184,201	$948,207	$2,840,319
Temporary Cash Investments at Value & Cost	—	7,086	4,839	11,812
Foreign Currencies at Value	—	735	—	—
Cash	—	16	—	15
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	—	—	48,603
Interest	—	3,167	9,622	33,052
Fund Shares Sold	5,474	462	1,055	—
Unrealized Gain on Forward Currency Contracts	—	—	—	5,509
Prepaid Expenses and Other Assets	68	45	52	118
Total Assets	2,974,015	195,712	963,775	2,939,428
LIABILITIES:
Foreign Currencies at Value	—	—	—	16
Payables:
Investment Securities/Affiliated Investment Companies Purchased	3,047	7,019	—	38,150
Fund Shares Redeemed	2,427	114	862	740
Due to Advisor	246	23	165	607
Forward Currency Contracts	—	—	—	4,090
Unrealized Loss on Forward Currency Contracts	—	—	—	4,174
Accrued Expenses and Other Liabilities	98	5	58	190
Total Liabilities	5,818	7,161	1,085	47,967
NET ASSETS	$2,968,197	$188,551	$962,690	$2,891,461
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,968,197; $188,551; $962,690; and $2,891,461 and shares outstanding of 289,288,620; 20,584,933; 88,725,728; and 261,969,063, respectively	$10.26	$9.16	$10.85	$11.04
NUMBER OF SHARES AUTHORIZED	550,000,000	100,000,000	250,000,000	600,000,000
Investments in Affiliated Investment Companies at Cost	$2,918,789	$—	$—	$—
Investments at Cost	$—	$195,062	$925,260	$2,727,371
Foreign Currencies at Cost	$—	$701	$—	$24
NET ASSETS CONSIST OF:
Paid-In Capital	$2,898,324	$213,141	$929,297	$2,731,474
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	14,626	3,455	4,052	25,144
Accumulated Net Realized Gain (Loss)	5,087	(17,240)	6,394	20,760
Net Unrealized Foreign Exchange Gain (Loss)	476	22	—	1,175
Net Unrealized Appreciation (Depreciation)	49,684	(10,827)	22,947	112,908
NET ASSETS	$2,968,197	$188,551	$962,690	$2,891,461

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands, except share and per share amounts)

	DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Extended Quality Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investments at Value	$1,251,569	$156,242	$512,530	$972,520	$189,199
Temporary Cash Investments at Value & Cost	11,898	7,219	4,391	19,741	2,132
Cash	—	16	—	—	—
Receivables:
Interest	17,749	2,112	2,926	12,531	2,553
Fund Shares Sold	1,414	2,575	2,872	9,542	121
Prepaid Expenses and Other Assets	84	1	36	49	14
Total Assets	1,282,714	168,165	522,755	1,014,383	194,019
LIABILITIES:
Payables:
Investment Securities Purchased	—	5,874	—	—	—
Fund Shares Redeemed	408	—	392	632	392
Due to Advisor	107	20	42	166	32
Accrued Expenses and Other Liabilities	76	4	20	45	10
Total Liabilities	591	5,898	454	843	434
NET ASSETS	$1,282,123	$162,267	$522,301	$1,013,540	$193,585
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,282,123; $162,267; $522,301; $1,013,540; and $193,585 and shares outstanding of 104,754,401; 16,032,053; 50,862,484; 99,023,367; and 18,849,012, respectively	$12.24	$10.12	$10.27	$10.24	$10.27
NUMBER OF SHARES AUTHORIZED	250,000,000	100,000,000	100,000,000	200,000,000	100,000,000
Investments at Cost	$1,157,435	$155,002	$509,647	$955,336	$185,307
NET ASSETS CONSIST OF:
Paid-In Capital	$1,172,422	$160,583	$529,683	$994,596	$189,333
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	9,430	444	(9,463)	1,777	357
Accumulated Net Realized Gain (Loss)	6,137	—	(802)	(17)	3
Net Unrealized Appreciation (Depreciation)	94,134	1,240	2,883	17,184	3,892
NET ASSETS	$1,282,123	$162,267	$522,301	$1,013,540	$193,585

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	U.S. Large Company Portfolio*	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio
Investment Income
Dividends	$31,916	$57	$70,854	$7,516
Interest	48	1,865	117	168
Income from Securities Lending	1,740	—	4,566	1,776
Expenses Allocated from Affiliated Investment Company	(596)	—	(2,688)	—
Total Investment Income	33,108	1,922	72,849	9,460
Expenses
Investment Advisory Services Fees	—	39	—	453
Administrative Services Fees	1,026	116	3,360	1,131
Accounting & Transfer Agent Fees	28	24	52	69
S&P 500® Fees	—	6	—	—
Shareholder Servicing Fees —
Class R1 Shares	—	—	—	11
Class R2 Shares	—	—	—	2
Custodian Fees	—	1	—	25
Filing Fees	42	12	73	37
Shareholders' Reports	49	6	106	32
Directors'/Trustees' Fees & Expenses	18	2	38	8
Professional Fees	15	4	31	10
Other	15	4	36	7
Total Expenses	1,193	214	3,696	1,785
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(182)	—	—	—
Net Expenses	1,011	214	3,696	1,785
Net Investment Income (Loss)	32,097	1,708	69,153	7,675
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(153,167)	998	(2,400,196)	(62,580)
Futures	(5,538)	(95,929)	—	(3,006)
Foreign Currency Transactions	—	(798)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(97,308)	579	1,773,540	14,033
Futures	6,332	24,054	—	(2)
Net Realized and Unrealized Gain (Loss)	(249,681)	(71,096)	(626,656)	(51,555)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(217,584)	$(69,388)	$(557,503)	$(43,880)

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Investment Income
Dividends	$31,595	$16,360	$29,159	$8,130
Interest	159	119	217	66
Income from Securities Lending	6,560	1,663	3,309	1,522
Total Investment Income	38,314	18,142	32,685	9,718
Expenses
Investment Advisory Services Fees	4,387	1,125	2,425	1,155
Administrative Services Fees	6,580	—	—	—
Accounting & Transfer Agent Fees	296	94	164	59
Custodian Fees	61	25	31	19
Filing Fees	40	23	50	29
Shareholders' Reports	163	16	40	19
Directors'/Trustees' Fees & Expenses	45	11	19	7
Professional Fees	83	15	32	12
Other	63	15	21	14
Total Expenses	11,718	1,324	2,782	1,314
Net Investment Income (Loss)	26,596	16,818	29,903	8,404
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(259,711)	(55,579)	(24,584)	(72,393)
Futures	(4,138)	683	3,212	407
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(349,874)	(44,661)	(173,928)	(8,919)
Futures	—	(2)	(1)	—
Net Realized and Unrealized Gain (Loss)	(613,723)	(99,559)	(195,301)	(80,905)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(587,127)	$(82,741)	$(165,398)	$(72,501)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio	U.S. Small Cap Portfolio	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio
Investment Income
Dividends	$10,552	$12,776	$16,948	$42,711
Interest	168	59	147	41
Income from Securities Lending	869	4,062	5,300	2,400
Total Investment Income	11,589	16,897	22,395	45,152
Expenses
Investment Advisory Services Fees	959	267	1,145	1,975
Administrative Services Fees	—	2,847	4,581	—
Accounting & Transfer Agent Fees	65	128	162	96
Custodian Fees	28	34	35	10
Filing Fees	44	42	39	41
Shareholders' Reports	5	51	82	58
Directors'/Trustees' Fees & Expenses	7	18	25	12
Professional Fees	4	35	45	28
Other	10	30	35	50
Total Expenses	1,122	3,452	6,149	2,270
Net Investment Income (Loss)	10,467	13,445	16,246	42,882
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	—	6,324
Net Realized Gain (Loss) on:
Investment Securities Sold	(41,961)	(82,696)	(70,233)	(32,444)
Futures	(854)	—	—	(1,065)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities Sold	4,359	(70,778)	(249,205)	(364,250)
Futures	(2)	—	—	(10)
Net Realized and Unrealized Gain (Loss)	(38,458)	(153,474)	(319,438)	(391,445)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(27,991)	$(140,029)	$(303,192)	$(348,563)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	Large Cap International Portfolio	International Core Equity Portfolio	T.A. World ex U.S. Core Equity Portfolio	International Small Company Portfolio*
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and 3,207, $respectively)	—	—	—	$43,012
Interest	—	—	—	101
Income from Securities Lending	—	—	—	7,505
Expenses Allocated from Affiliated Investment Companies	—	—	—	(2,183)
Total Net Investment Income Received from Affiliated Investment Companies	—	—	—	48,435
Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,679, $3,588, $521, and $0, respectively)	$18,282	$37,330	$5,780	—
Interest	22	100	24	15
Income from Securities Lending	1,303	3,873	273	—
Total Fund Investment Income	19,607	41,303	6,077	15
Fund Expenses
Investment Advisory Services Fees	1,283	3,817	720	—
Administrative Services Fees	—	—	—	5,722
Accounting & Transfer Agent Fees	79	151	35	36
Custodian Fees	107	273	141	—
Filing Fees	29	39	20	37
Shareholders' Reports	43	42	1	82
Directors'/Trustees' Fees & Expenses	8	16	2	21
Professional Fees	22	28	1	29
Organizational & Offering Costs	—	—	17	—
Other	30	48	4	25
Total Expenses	1,601	4,414	941	5,952
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	129	—
Net Expenses	1,601	4,414	1,070	5,952
Net Investment Income (Loss)	18,006	36,889	5,007	42,498
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(145,677)	(72,672)	(10,026)	(84,103)
Futures	919	(2,556)	(660)	592
Foreign Currency Transactions	344	507	(73)	(534)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	70,415	57,555	33,728	144,069
Futures	—	(15)	(1)	1
Translation of Foreign Currency Denominated Amounts	(105)	(116)	(73)	(546)
Change in Deferred Thailand Capital Gains Tax	—	—	(16)	—
Net Realized and Unrealized Gain (Loss)	(74,104)	(17,297)	22,879	59,479
Net Increase (Decrease) in Net Assets Resulting from Operations	$(56,098)	$19,592	$27,886	$101,977

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $88, $19, $0, and $162, respectively)	$1,176	$1,097	$543	$1,030
Interest	2	2	1	5
Income from Securities Lending	433	148	11	206
Expenses Allocated from Affiliated Investment Companies	(79)	(57)	(15)	(62)
Total Net Investment Income Received from Affiliated Investment Companies	1,532	1,190	540	1,179
Expenses
Administrative Services Fees	222	111	43	162
Accounting & Transfer Agent Fees	8	7	7	7
Filing Fees	7	8	6	8
Shareholders' Reports	2	3	1	3
Directors'/Trustees' Fees & Expenses	1	—	—	1
Professional Fees	18	14	5	16
Other	1	5	2	3
Total Expenses	259	148	64	200
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(1)	(18)	(13)	(10)
Net Expenses	258	130	51	190
Net Investment Income (Loss)	1,274	1,060	489	989
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(4,754)	(5,299)	(731)	(1,441)
Futures	43	(89)	25	(137)
Foreign Currency Transactions	215	(36)	(45)	(56)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	7,216	9,061	1,213	893
Futures	—	—	—	(1)
Translation of Foreign Currency Denominated Amounts	(91)	18	(8)	10
Net Realized and Unrealized Gain (Loss)	2,629	3,655	454	(732)
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,903	$4,715	$943	$257

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	International Vector Equity Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	$4,546	—	—
Dividends (Net of Foreign Taxes Withheld of $1,860, $0, $5,241, and $198, respectively)	$15,490	—	$70,137	$2,039
Interest	16	9	229	11
Income from Securities Lending	1,043	—	7,353	170
Total Investment Income	16,549	4,555	77,719	2,220
Expenses
Investment Advisory Services Fees	686	—	14,625	293
Administrative Services Fees	—	250	—	—
Accounting & Transfer Agent Fees	38	8	303	21
Custodian Fees	48	—	435	65
Filing Fees	24	5	58	1
Shareholders' Reports	25	7	118	—
Directors'/Trustees' Fees & Expenses	3	1	33	1
Professional Fees	6	2	85	1
Organizational & Offering Costs	—	25	—	17
Other	16	3	113	2
Total Expenses	846	301	15,770	401
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(232)	—	(14)
Net Expenses	846	69	15,770	387
Net Investment Income (Loss)	15,703	4,486	61,949	1,833
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(19,225)	(5,572)	(52,731)	(3,740)
Futures	234	—	(9,031)	(231)
Foreign Currency Transactions	(369)	—	(3,911)	(72)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(44,328)	(12,940)	168,805	9,612
Futures	—	—	(27)	(1)
Translation of Foreign Currency Denominated Amounts	89	—	(593)	(8)
Net Realized and Unrealized Gain (Loss)	(63,599)	(18,512)	102,512	5,560
Net Increase (Decrease) in Net Assets Resulting from Operations	$(47,896)	$(14,026)	$164,461	$7,393

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*	Emerging Markets Core Equity Portfolio	DFA One-Year Fixed Income Portfolio*
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,479, $730, $1,362, and $0, respectively)	$14,126	$8,110	$16,606	—
Interest	61	19	46	$42,519
Income from Securities Lending	1,774	1,184	1,965	—
Expenses Allocated from Affiliated Investment Companies	(1,243)	(912)	—	(1,093)
Total Investment Income	14,718	8,401	18,617	41,426
Expenses
Investment Advisory Services Fees	—	—	3,644	—
Administrative Services Fees	2,646	1,285	—	1,605
Accounting & Transfer Agent Fees	21	13	97	38
Custodian Fees	—	—	509	—
Filing Fees	29	24	41	43
Shareholders' Reports	51	21	59	51
Directors'/Trustees' Fees & Expenses	8	3	9	29
Professional Fees	18	8	28	15
Other	14	7	38	12
Total Expenses	2,787	1,361	4,425	1,793
Net Investment Income (Loss)	11,931	7,040	14,192	39,633
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(24,232)	(34,090)	(27,608)	1,754
Futures	(2,335)	(865)	(873)	—
Foreign Currency Transactions	(844)	133	(772)	—
In-Kind Redemptions	17,779	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	122,755	178,585	286,453	37,318
Futures	(30)	(9)	(4)	—
Translation of Foreign Currency Denominated Amounts	94	114	(70)	—
Change in Deferred Thailand Capital Gains Tax	(242)	(81)	(350)	—
Net Realized and Unrealized Gain (Loss)	112,945	143,787	256,776	39,072
Net Increase (Decrease) in Net Assets Resulting from Operations	$124,876	$150,827	$270,968	$78,705

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio	DFA Five-Year Global Fixed Income Portfolio
Investment Income
Interest	$37,762	$3,653	$14,149	$42,247
Expenses Allocated from Affiliated Investment Company	(1,076)	—	—	—
Total Investment Income	36,686	3,653	14,149	42,247
Expenses
Investment Advisory Services Fees	—	141	1,054	3,890
Administrative Services Fees	1,500	—	—	—
Accounting & Transfer Agent Fees	36	25	78	211
Custodian Fees	—	7	6	89
Filing Fees	37	16	22	44
Shareholders' Reports	52	2	21	59
Directors'/Trustees' Fees & Expenses	27	2	10	29
Professional Fees	14	1	13	36
Organizational & Offering Costs	—	7	—	—
Other	15	1	11	30
Total Expenses	1,681	202	1,215	4,388
Net Investment Income (Loss)	35,005	3,451	12,934	37,859
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	3,348	23	26,010	12,847
Foreign Currency Transactions	24,650	(17,263)	—	45,909
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	5,166	18,013	17,627	17,819
Translation of Foreign Currency Denominated Amounts	476	494	—	2,635
Net Realized and Unrealized Gain (Loss)	33,640	1,267	43,637	79,210
Net Increase (Decrease) in Net Assets Resulting from Operations	$68,645	$4,718	$56,571	$117,069

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's respective Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)
  (Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Extended Quality Portfolio(a)	DFA Inflation- Protected Securities Portfolio	DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Investment Income
Interest	$28,350	$673	$(9,138)	$10,938	$2,290
Total Investment Income	28,350	673	(9,138)	10,938	2,290
Expenses
Investment Advisory Services Fees	652	37	219	987	185
Accounting & Transfer Agent Fees	93	6	38	73	22
Custodian Fees	7	1	3	6	1
Filing Fees	30	—	26	17	8
Shareholders' Reports	22	—	9	13	2
Directors'/Trustees' Fees & Expenses	11	—	4	9	2
Professional Fees	14	1	3	10	3
Other	12	—	4	9	2
Total Expenses	841	45	306	1,124	225
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(4)	—	—	—
Net Expenses	841	41	306	1,124	225
Net Investment Income (Loss)	27,509	632	(9,444)	9,814	2,065
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on
Investment Securities Sold	6,168	—	(737)	—	26
Change in Unrealized Appreciation (Depreciation) of Investment Securities	63,058	1,240	50,514	21,795	4,941
Net Realized and Unrealized Gain (Loss)	69,226	1,240	49,777	21,795	4,967
Net Increase (Decrease) in Net Assets Resulting from Operations	$96,735	$1,872	$40,333	$31,609	$7,032

(a)  The Portfolio commenced operations on March 4, 2009.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Company Portfolio			Enhanced U.S. Large Company Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$32,097	$61,569	$59,476	$1,708	$12,018	$9,767
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	—	—	8,681	26,075
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(153,167)	(104,970)	3,775	998	(11,592)	3,051
Futures	(5,538)	(17,555)	714	(95,929)	—	—
Foreign Currency Transactions	—	—	—	(798)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(97,308)	(1,194,131)	164,399	579	(116,750)	(13,649)
Futures	6,332	521	(288)	24,054	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(217,584)	(1,254,566)	228,076	(69,388)	(107,643)	25,244
Distributions From:
Net Investment Income:
Institutional Class Shares	(35,994)	(67,060)	(55,847)	(17,005)	(10,906)	(11,397)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(1,762)	(4,842)	(11,623)
Net Long-Term Gains:
Institutional Class Shares	—	—	—	—	(17,601)	(1,991)
Total Distributions	(35,994)	(67,060)	(55,847)	(18,767)	(33,349)	(25,011)
Capital Share Transactions (1):
Shares Issued	573,523	1,128,680	906,212	90,473 *	75,527	93,808
Shares Issued in Lieu of Cash Distributions	28,850	59,339	51,856	17,638	32,429	24,050
Shares Redeemed	(620,604)	(738,188)	(583,275)	(75,246)	(103,683)	(128,257)
Net Increase (Decrease) from Capital Share Transactions	(18,231)	449,831	374,793	32,865	4,273	(10,399)
Total Increase (Decrease) in Net Assets	(271,809)	(871,795)	547,022	(55,290)	(136,719)	(10,166)
Net Assets
Beginning of Period	2,544,038	3,415,833	2,868,811	200,331	337,050	347,216
End of Period	$2,272,229	$2,544,038	$3,415,833	$145,041	$200,331	$337,050
(1) Shares Issued and Redeemed:
Shares Issued	22,960	29,917	21,005	6,995	9,136	8,538
Shares Issued in Lieu of Cash Distributions	1,176	1,514	1,222	3,273	3,364	2,263
Shares Redeemed	(24,946)	(20,702)	(13,462)	(14,104)	(12,436)	(11,632)
	(810)	10,729	8,765	(3,836)	64	(831)
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$6,966	$10,863	$16,354	$81	$15,378	$4

*  Includes $51,755 in capital contributions related to the liquidation of The Enhanced U.S. Large Company Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Large Cap Value Portfolio			U.S. Targeted Value Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$69,153	$119,241	$95,990	$7,675	$10,389	$3,886
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	—	—	—	26,668
Net Realized Gain (Loss) on:
Investment Securities Sold	(2,400,196)	— †	346,023 †	(62,580)	(2,137)	(2,825)
Futures	—	—	—	(3,006)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	1,773,540	(3,044,875)†	(554,415)†	14,033	(319,766)	(75,837)
Futures	—	—	—	(2)	3	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(557,503)	(2,925,634)	(112,402)	(43,880)	(311,511)	(48,108)
Distributions From:
Net Investment Income:
Class R1 Shares	—	—	—	(250)	(351)	—
Class R2 Shares	—	—	—	(15)	(10)	—
Institutional Class Shares	(103,848)	(113,742)	(88,197)	(7,818)	(7,766)	(3,642)
Net Short-Term Gains:
Institutional Class Shares	(6,242)	(304)	(10,685)	—	—	(5,313)
Net Long-Term Gains:
Institutional Class Shares	—	(315,650)	(127,166)	—	(14,019)	(11,902)
Total Distributions	(110,090)	(429,696)	(226,048)	(8,083)	(22,146)	(20,857)
Capital Share Transactions (1):
Shares Issued	1,184,414	2,629,415	2,547,717	536,155	975,465	500,717 *
Shares Issued in Lieu of Cash Distributions	99,132	398,086	203,411	7,921	21,294	18,152
Shares Redeemed	(1,200,011)	(1,877,275)	(1,287,212)	(250,381)	(335,145)	(110,437)
Net Increase (Decrease) from Capital Share Transactions	83,535	1,150,226	1,463,916	293,695	661,614	408,432
Total Increase (Decrease) in Net Assets	(584,058)	(2,205,104)	1,125,466	241,732	327,957	339,467
Net Assets
Beginning of Period	5,330,448	7,535,552	6,410,086	882,762	554,805	215,338
End of Period	$4,746,390	$5,330,448	$7,535,552	$1,124,494	$882,762	$554,805
(1) Shares Issued and Redeemed:
Shares Issued	98,316	131,947	97,946	60,359	71,448	28,579
Shares Issued in Lieu of Cash Distributions	8,844	17,729	8,025	932	1,447	1,060
Shares Redeemed	(101,224)	(92,441)	(50,063)	(28,691)	(25,199)	(6,247)
	5,936	57,235	55,908	32,600	47,696	23,392
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(9,691)	$25,004	$23,690	$1,690	$2,098	$794

*  Includes $6,246 in capital contributions related to the liquidation of The U.S. Targeted Value Series. See Organization note within the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Small Cap Value Portfolio			U.S. Core Equity 1 Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$26,596	$60,650	$92,097	$16,818	$22,840	$14,928
Capital Gain Distributions Received from Affiliated Investment Company	—	1,046,424	875,446	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(259,711)	(209,110)	(37,370)	(55,579)	(19,218)	(3,304)
Futures	(4,138)	—	—	683	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(349,874)	(3,538,529)	(1,754,043)	(44,661)	(553,125)	15,592
Futures	—	—	—	(2)	2	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(587,127)	(2,640,565)	(823,870)	(82,741)	(549,501)	27,216
Distributions From:
Net Investment Income:
Institutional Class Shares	(51,920)	(74,354)	(85,546)	(12,819)	(22,927)	(14,899)
Net Short-Term Gains:
Institutional Class Shares	—	—	(72,477)	—	—	(578)
Net Long-Term Gains:
Institutional Class Shares	—	(746,639)	(592,599)	—	—	(1,040)
Total Distributions	(51,920)	(820,993)	(750,622)	(12,819)	(22,927)	(16,517)
Capital Share Transactions (1):
Shares Issued	648,827 *	1,857,448	2,756,160	767,445	1,087,323	609,131
Shares Issued in Lieu of Cash Distributions	49,879	798,952	722,554	12,312	21,544	16,079
Shares Redeemed	(793,484)	(2,493,743)	(1,839,654)	(502,766)	(425,908)	(78,148)
Net Increase (Decrease) from Capital Share Transactions	(94,778)	162,657	1,639,060	276,991	682,959	547,062
Total Increase (Decrease) in Net Assets	(733,825)	(3,298,901)	64,568	181,431	110,531	557,761
Net Assets
Beginning of Period	5,503,945	8,802,846	8,738,278	1,320,562	1,210,031	652,270
End of Period	$4,770,120	$5,503,945	$8,802,846	$1,501,993	$1,320,562	$1,210,031
(1) Shares Issued and Redeemed:
Shares Issued	46,500	84,519	93,005	112,461	107,874	50,720
Shares Issued in Lieu of Cash Distributions	3,548	34,137	24,691	1,948	2,264	1,371
Shares Redeemed	(60,680)	(113,726)	(62,068)	(75,328)	(43,396)	(6,544)
	(10,632)	4,930	55,628	39,081	66,742	45,547
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(6,242)	$31,701	$8,847	$4,256	$257	$344

*  Includes $28,400 in capital contributions related to the liquidation of The U.S. Small Cap Value Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Core Equity 2 Portfolio			U.S. Vector Equity Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$29,903	$47,930	$34,532	$8,404	$15,482	$9,503
Net Realized Gain (Loss) on:
Investment Securities Sold	(24,584)	(45,734)	(15,734)	(72,393)	(13,893)	(1,810)
Futures	3,212	—	—	407	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(173,928)	(1,104,305)	(32,306)	(8,919)	(400,041)	(41,111)
Futures	(1)	1	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(165,398)	(1,102,108)	(13,508)	(72,501)	(398,452)	(33,418)
Distributions From:
Net Investment Income:
Institutional Class Shares	(22,919)	(48,004)	(34,490)	(10,104)	(14,964)	(7,650)
Net Short-Term Gains:
Institutional Class Shares	—	—	(1,625)	—	—	(6,329)
Net Long-Term Gains:
Institutional Class Shares	—	—	(1,516)	—	—	—
Total Distributions	(22,919)	(48,004)	(37,631)	(10,104)	(14,964)	(13,979)
Capital Share Transactions (1):
Shares Issued	1,126,674	1,647,226	2,019,061	294,003	599,481	689,895
Shares Issued in Lieu of Cash Distributions	22,547	47,199	37,027	9,931	14,671	13,800
Shares Redeemed	(668,976)	(982,705)	(281,839)	(189,895)	(309,855)	(99,868)
Net Increase (Decrease) from Capital Share Transactions	480,245	711,720	1,774,249	114,039	304,297	603,827
Total Increase (Decrease) in Net Assets	291,928	(438,392)	1,723,110	31,434	(109,119)	556,430
Net Assets
Beginning of Period	2,501,028	2,939,420	1,216,310	850,623	959,742	403,312
End of Period	$2,792,956	$2,501,028	$2,939,420	$882,057	$850,623	$959,742
(1) Shares Issued and Redeemed:
Shares Issued	168,818	166,628	165,360	46,550	59,904	57,308
Shares Issued in Lieu of Cash Distributions	3,641	5,013	3,137	1,618	1,411	1,170
Shares Redeemed	(102,417)	(97,859)	(23,138)	(31,242)	(31,898)	(8,342)
	70,042	73,782	145,359	16,926	29,417	50,136
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$7,561	$399	$473	$1,937	$3,637	$3,119

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio			U.S. Small Cap Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period Oct. 4, 2007(a) to Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,467	$6,271	$167	$13,445	$21,360	$33,291
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	—	—	243,531	216,208
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(41,961)	(7,078)	(310)	(82,696)	(116,947)	2,061
Futures	(854)	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	4,359	(179,572)	(1,432)	(70,778)	(1,073,797)	(321,609)
Futures	(2)	1	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,991)	(180,378)	(1,575)	(140,029)	(925,853)	(70,049)
Distributions From:
Net Investment Income:
Institutional Class Shares	(9,041)	(4,648)	—	(17,445)	(26,222)	(32,047)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	—	(8,922)	(34,803)
Net Long-Term Gains:
Institutional Class Shares	—	—	—	—	(173,725)	(134,723)
Total Distributions	(9,041)	(4,648)	—	(17,445)	(208,869)	(201,573)
Capital Share Transactions (1):
Shares Issued	928,286	995,838	120,639	520,712 *	937,947	727,472
Shares Issued in Lieu of Cash Distributions	8,950	4,587	—	16,338	204,052	197,467
Shares Redeemed	(407,511)	(336,741)	(12,557)	(431,453)	(1,225,521)	(665,423)
Net Increase (Decrease) from Capital Share Transactions	529,725	663,684	108,082	105,597	(83,522)	259,516
Total Increase (Decrease) in Net Assets	492,693	478,658	106,507	(51,877)	(1,218,244)	(12,106)
Net Assets
Beginning of Period	585,165	106,507	—	2,066,849	3,285,093	3,297,199
End of Period	$1,077,858	$585,165	$106,507	$2,014,972	$2,066,849	$3,285,093
(1) Shares Issued and Redeemed:
Shares Issued	168,209	125,252	12,664	45,197	54,875	33,265
Shares Issued in Lieu of Cash Distributions	1,742	543	—	1,470	10,771	9,289
Shares Redeemed	(76,543)	(44,316)	(1,335)	(39,637)	(70,022)	(30,180)
	93,408	81,479	11,329	7,030	(4,376)	12,374
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,253	$1,827	$173	$2,439	$7,754	$3,498

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

*  Includes $8,355 in capital contributions related to the liquidation of The U.S. Small Cap Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Micro Cap Portfolio			DFA Real Estate Securities Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$16,246	$33,434	$45,400	$42,882	$68,746	$57,485
Capital Gain Distributions Received from:
Affiliated Investment Companies	—	379,091	436,439	—	—	—
Investment Securities	—	—	—	6,324	42,861	41,558
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Companies Shares Sold	(70,233)	(130,372)	(3,367)	(32,444)	(142,397)	181,105
Futures	—	—	—	(1,065)	(1,472)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Companies Shares	(249,205)	(1,674,701)	(655,320)	(364,250)	(893,193)	(762,357)
Futures	—	—	—	(10)	10	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(303,192)	(1,392,548)	(176,848)	(348,563)	(925,445)	(482,209)
Distributions From:
Net Investment Income:
Institutional Class Shares	(47,022)	(42,596)	(40,532)	(58,784)	(31,389)	(62,692)
Net Short-Term Gains:
Institutional Class Shares	—	(40,254)	(62,657)	—	(3,305)	(2,939)
Net Long-Term Gains:
Institutional Class Shares	—	(350,779)	(324,224)	—	(200,903)	(70,533)
Total Distributions	(47,022)	(433,629)	(427,413)	(58,784)	(235,597)	(136,164)
Capital Share Transactions (1):
Shares Issued	277,521 *	799,061	1,088,866	438,029	946,371	1,093,839
Shares Issued in Lieu of Cash Distributions	45,582	425,522	415,408	57,364	232,037	133,705
Shares Redeemed	(441,377)	(1,174,552)	(1,023,645)	(346,523)	(941,862)	(774,740)
Net Increase (Decrease) from Capital Share Transactions	(118,274)	50,031	480,629	148,870	236,546	452,804
Total Increase (Decrease) in Net Assets	(468,488)	(1,776,146)	(123,632)	(258,477)	(924,496)	(165,569)
Net Assets
Beginning of Period	2,924,225	4,700,371	4,824,003	1,746,961	2,671,457	2,837,026
End of Period	$2,455,737	$2,924,225	$4,700,371	$1,488,484	$1,746,961	$2,671,457
(1) Shares Issued and Redeemed:
Shares Issued	35,654	65,963	68,282	38,117	41,914	34,996
Shares Issued in Lieu of Cash Distributions	5,853	32,229	26,806	4,846	9,889	4,257
Shares Redeemed	(58,983)	(97,545)	(64,141)	(29,989)	(41,934)	(24,958)
	(17,476)	647	30,947	12,974	9,869	14,295
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$4,645	$36,069	$6,812	$18,311	$34,213	$161

*  Includes $11,529 in capital contributions related to the liquidation of The U.S. Micro Cap Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Large Cap International Portfolio			International Core Equity Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$18,006	$56,577	$51,732	$36,889	$76,838	$39,035
Net Realized Gain (Loss) on:
Investment Securities Sold	(145,677)	(19,013)	37,442	(72,672)	(11,335)	24,982
Futures	919	—	—	(2,556)	—	—
Foreign Currency Transactions	344	(1,346)	174	507	(911)	105
In-Kind Redemptions	—	14,987 *	—	—	7,590 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	70,415	(1,012,012)	231,080	57,555	(1,484,029)	105,889
Futures	—	—	—	(15)	15	—
Translation of Foreign Currency Denominated Amounts	(105)	65	(44)	(116)	73	59
Net Increase (Decrease) in Net Assets Resulting from Operations	(56,098)	(960,742)	320,384	19,592	(1,411,759)	170,070
Distributions From:
Net Investment Income:
Institutional Class Shares	(11,344)	(53,392)	(51,063)	(14,857)	(76,637)	(38,518)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	—	(7,592)	(2,252)
Net Long-Term Gains:
Institutional Class Shares	—	(28,968)	—	—	(17,164)	(205)
Total Distributions	(11,344)	(82,360)	(51,063)	(14,857)	(101,393)	(40,975)
Capital Share Transactions (1):
Shares Issued	255,577	534,434	529,554	1,144,738	1,729,052	1,460,555
Shares Issued in Lieu of Cash Distributions	10,933	78,686	47,880	14,432	97,113	39,306
Shares Redeemed	(346,512)	(587,338)*	(295,814)	(601,298)	(674,151)*	(137,846)
Net Increase (Decrease) from Capital Share Transactions	(80,002)	25,782	281,620	557,872	1,152,014	1,362,015
Total Increase (Decrease) in Net Assets	(147,444)	(1,017,320)	550,941	562,607	(361,138)	1,491,110
Net Assets
Beginning of Period	1,206,860	2,224,180	1,673,239	1,981,049	2,342,187	851,077
End of Period	$1,059,416	$1,206,860	$2,224,180	$2,543,656	$1,981,049	$2,342,187
(1) Shares Issued and Redeemed:
Shares Issued	18,776	24,768	20,502	165,175	156,232	103,681
Shares Issued in Lieu of Cash Distributions	844	3,394	1,862	2,273	8,456	2,819
Shares Redeemed	(25,980)	(28,525)	(11,428)	(89,803)	(62,282)	(9,741)
	(6,360)	(363)	10,936	77,645	102,406	96,759
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$7,111	$449	$(1,254)	$21,547	$(485)	$1,609

*  See Note N in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	T.A. World ex U.S. Core Equity Portfolio		International Small Company Portfolio
	Six Months Ended April 30, 2009	Period Mar. 6, 2008(a) to Oct. 31, 2008	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,007	$2,171	$42,498	$131,960	$108,657
Net Realized Gain (Loss) on:
Investment Securities Sold	(10,026)	(2,290)	(84,103)	(120,455)	331,045
Futures	(660)	—	592	(569)	—
Foreign Currency Transactions	(73)	6	(534)	(3,640)	1,035
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	33,728	(87,743)	144,069	(2,759,513)	162,772
Futures	(1)	1	1	(1)	—
Translation of Foreign Currency Denominated Amounts	(73)	56	(546)	188	160
Change in Deferred Thailand Capital Gains Tax	(16)	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting fromOperations	27,886	(87,799)	101,977	(2,752,030)	603,669
Distributions From:
Net Investment Income:
Institutional Class Shares	(2,653)	(1,192)	(28,111)	(132,809)	(114,210)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(36,135)	(28,033)
Net Long-Term Gains:
Institutional Class Shares	—	—	—	(278,291)	(129,328)
Total Distributions	(2,653)	(1,192)	(28,111)	(447,235)	(271,571)
Capital Share Transactions (1):
Shares Issued	379,751	408,243	482,475	1,327,412	1,085,538
Shares Issued in Lieu of Cash Distributions	2,616	1,155	26,794	430,141	258,985
Shares Redeemed	(181,062)	(92,089)	(554,496)	(1,071,124)	(625,483)
Net Increase (Decrease) from Capital Share Transactions	201,305	317,309	(45,227)	686,429	719,040
Total Increase (Decrease) in Net Assets	226,538	228,318	28,639	(2,512,836)	1,051,138
Net Assets
Beginning of Period	228,318	—	3,084,373	5,597,209	4,546,071
End of Period	$454,856	$228,318	$3,113,012	$3,084,373	$5,597,209
(1) Shares Issued and Redeemed:
Shares Issued	69,629	51,464	50,438	83,183	52,082
Shares Issued in Lieu of Cash Distributions	496	124	2,875	24,110	13,230
Shares Redeemed	(33,952)	(12,532)	(58,653)	(70,097)	(30,074)
	36,173	39,056	(5,340)	37,196	35,238
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$3,368	$1,014	$23,285	$8,898	$6,151

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Japanese Small Company Portfolio			Asia Pacific Small Company Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,274	$3,548	$3,072	$1,060	$4,300	$3,553
Net Realized Gain (Loss) on:
Investment Securities Sold	(4,754)	(22,824)	(7,840)	(5,299)	(21,574)	4,912
Futures	43	(10)	—	(89)	(34)	—
Foreign Currency Transactions	215	(46)	(35)	(36)	(193)	93
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	7,216	(35,124)	365	9,061	(69,553)	32,175
Translation of Foreign Currency Denominated Amounts	(91)	60	19	18	(15)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,903	(54,396)	(4,419)	4,715	(87,069)	40,731
Distributions From:
Net Investment Income:
Institutional Class Shares	(1,399)	(3,574)	(2,759)	(1,584)	(4,433)	(3,089)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	—	—	—
Net Long-Term Gains:
Institutional Class Shares	—	—	—	—	—	—
Total Distributions	(1,399)	(3,574)	(2,759)	(1,584)	(4,433)	(3,089)
Capital Share Transactions (1):
Shares Issued	14,941	32,726	102,980	7,899	51,749	58,296
Shares Issued in Lieu of Cash Distributions	1,299	3,367	2,746	1,402	4,090	3,008
Shares Redeemed	(56,477)	(43,830)	(68,425)	(14,846)	(46,600)	(24,176)
Net Increase (Decrease) from Capital Share Transactions	(40,237)	(7,737)	37,301	(5,545)	9,239	37,128
Total Increase (Decrease) in Net Assets	(37,733)	(65,707)	30,123	(2,414)	(82,263)	74,770
Net Assets
Beginning of Period	133,373	199,080	168,957	64,044	146,307	71,537
End of Period	$95,640	$133,373	$199,080	$61,630	$64,044	$146,307
(1) Shares Issued and Redeemed:
Shares Issued	1,350	2,312	5,861	724	2,384	2,409
Shares Issued in Lieu of Cash Distributions	105	220	157	137	168	131
Shares Redeemed	(4,481)	(3,276)	(3,939)	(1,413)	(2,157)	(979)
	(3,026)	(744)	2,079	(552)	395	1,561
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$839	$964	$894	$(112)	$412	$621

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	United Kingdom Small Company Portfolio			Continental Small Company Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$489	$1,182	$899	$989	$4,234	$2,554
Net Realized Gain (Loss) on:
Investment Securities Sold	(731)	(771)	1,545	(1,441)	(16,519)	7,620
Futures	25	—	—	(137)	(16)	—
Foreign Currency Transactions	(45)	(77)	13	(56)	(16)	39
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	1,213	(24,744)	(2,123)	893	(81,292)	4,064
Futures	—	—	—	(1)	1	—
Translation of Foreign Currency Denominated Amounts	(8)	11	—	10	(30)	10
Net Increase (Decrease) in Net Assets Resulting from Operations	943	(24,399)	334	257	(93,638)	14,287
Distributions From:
Net Investment Income:
Institutional Class Shares	(258)	(1,104)	(1,097)	(117)	(3,979)	(2,638)
Return of Capital	—	(19)	—	—	(97)	—
Net Short-Term Gains:
Institutional Class Shares	—	(123)	(217)	—	(347)	(549)
Net Long-Term Gains:
Institutional Class Shares	—	(1,311)	(1,092)	—	(6,764)	(1,842)
Total Distributions	(258)	(2,557)	(2,406)	(117)	(11,187)	(5,029)
Capital Share Transactions (1):
Shares Issued	2,650	25,474	11,009	9,291	72,836	94,168
Shares Issued in Lieu of Cash Distributions	227	2,517	2,404	107	10,871	4,921
Shares Redeemed	(7,015)	(12,291)	(6,010)	(22,998)	(55,803)	(27,699)
Net Increase (Decrease) from Capital Share Transactions	(4,138)	15,700	7,403	(13,600)	27,904	71,390
Total Increase (Decrease) in Net Assets	(3,453)	(11,256)	5,331	(13,460)	(76,921)	80,648
Net Assets
Beginning of Period	25,883	37,139	31,808	93,988	170,909	90,261
End of Period	$22,430	$25,883	$37,139	$80,528	$93,988	$170,909
(1) Shares Issued and Redeemed:
Shares Issued	206	1,087	327	932	3,830	4,007
Shares Issued in Lieu of Cash Distributions	18	96	74	11	539	227
Shares Redeemed	(552)	(556)	(179)	(2,381)	(3,056)	(1,195)
	(328)	627	222	(1,438)	1,313	3,039
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$190	$(41)	$(171)	$829	$(43)	$(198)

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA International Real Estate Securities Portfolio			DFA Global Real Estate Securities Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period March 1, 2007(a) to Nov. 30, 2007	Six Months Ended April 30, 2009	Period June 4, 2008(a) to Oct. 31, 2008
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$15,703	$22,511	$4,578	$4,486	$(10)
Net Realized Gain (Loss) on:
Investment Securities Sold	(19,225)	(13,579)	(3)	(5,572)	(280)
Futures		234			—
Foreign Currency Transactions	(369)	(521)	9	—	—
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(44,328)	(363,676)	(25,701)	(12,940)	(34,668)
Translation of Foreign Currency Denominated Amounts	89	(124)	14	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(47,896)	(355,389)	(21,103)	(14,026)	(34,958)
Distributions From:
Net Investment Income:
Institutional Class Shares	(11,227)	(19,783)	(2,361)	(2,346)	—
Net Short-Term Gains:
Institutional Class Shares	—	—	—	(24)	—
Net Long-Term Gains:
Institutional Class Shares	—	—	—	—	—
Total Distributions	(11,227)	(19,783)	(2,361)	(2,370)	—
Capital Share Transactions (1):
Shares Issued	188,879	580,235	375,453	163,370	144,246
Shares Issued in Lieu of Cash Distributions	11,113	19,359	2,263	2,351	—
Shares Redeemed	(91,651)	(166,782)	(17,412)	(41,515)	(18,616)
Net Increase (Decrease) from Capital Share Transactions	108,341	432,812	360,304	124,206	125,630
Total Increase (Decrease) in Net Assets	49,218	57,640	336,840	107,810	90,672
Net Assets
Beginning of Period	394,480	336,840	—	90,672	—
End of Period	$443,698	$394,480	$336,840	$198,482	$90,672
(1) Shares Issued and Redeemed:
Shares Issued	52,423	81,466	37,594	33,518	17,468
Shares Issued in Lieu of Cash Distributions	3,104	2,444	239	445	—
Shares Redeemed	(26,286)	(25,570)	(1,821)	(8,962)	(2,460)
	29,241	58,340	36,012	25,001	15,008
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$8,565	$4,089	$1,877	$2,146	$6

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA International Small Cap Value Portfolio			International Vector Equity Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period August 14, 2008(a) to Oct. 31, 2008
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$61,949	$222,701	$162,639	$1,833	$246
Net Realized Gain (Loss) on:
Investment Securities Sold	(52,731)	28,945	682,920	(3,740)	(27)
Futures	(9,031)	(1,804)	—	(231)	—
Foreign Currency Transactions	(3,911)	(3,478)	3,452	(72)	(19)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	168,805	(4,209,886)	(197,398)	9,612	(16,902)
Futures	(27)	28	—	(1)	1
Translation of Foreign Currency Denominated Amounts	(593)	112	46	(8)	15
Net Increase (Decrease) in Net Assets Resulting from Operations	164,461	(3,963,382)	651,659	7,393	(16,686)
Distributions From:
Net Investment Income:
Institutional Class Shares	(29,451)	(245,481)	(179,161)	(607)	—
Net Short-Term Gains:
Institutional Class Shares	—	(65,513)	(22,039)	—	—
Net Long-Term Gains:
Institutional Class Shares	(25,433)	(533,622)	(365,355)	—	—
Total Distributions	(54,884)	(844,616)	(566,555)	(607)	—
Capital Share Transactions (1):
Shares Issued	878,465	2,492,365	2,243,987	157,205	88,814
Shares Issued in Lieu of Cash Distributions	52,661	812,456	539,597	590	—
Shares Redeemed	(823,698)	(1,877,934)	(1,420,896)	(61,439)	(5,354)
Net Increase (Decrease) from Capital Share Transactions	107,428	1,426,887	1,362,688	96,356	83,460
Total Increase (Decrease) in Net Assets	217,005	(3,381,111)	1,447,792	103,142	66,774
Net Assets
Beginning of Period	4,799,748	8,180,859	6,733,067	66,774	—
End of Period	$5,016,753	$4,799,748	$8,180,859	$169,916	$66,774
(1) Shares Issued and Redeemed:
Shares Issued	85,104	143,771	98,177	24,661	10,648
Shares Issued in Lieu of Cash Distributions	5,199	43,511	25,571	99	—
Shares Redeemed	(82,486)	(114,727)	(62,812)	(9,968)	(741)
	7,817	72,555	60,936	14,792	9,907
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$33,179	$681	$33,083	$1,458	$232

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Emerging Markets Portfolio			Emerging Markets Small Cap Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$11,931	$65,186	$61,164	$7,040	$27,317	$17,268
Net Realized Gain (Loss) on:
Investment Securities Sold	(24,232)	25,666	138,572	(34,090)	(21,877)	98,170
Futures	(2,335)	(348)	—	(865)	(404)	—
Foreign Currency Transactions	(844)	(820)	(116)	133	(1,270)	(319)
In-Kind Redemptions	17,779	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	122,755	(1,562,393)	809,069	178,585	(754,950)	268,054
Futures	(30)	30	—	(9)	9	—
Translation of Foreign Currency Denominated Amounts	94	(130)	(26)	114	(175)	74
Change in Deferred Thailand Capital Gains Tax	(242)	2,600	(825)	(81)	1,394	(451)
Net Increase (Decrease) in Net Assets Resulting from Operations	124,876	(1,470,209)	1,007,838	150,827	(749,956)	382,796
Distributions From:
Net Investment Income:
Institutional Class Shares	(11,651)	(63,916)	(50,360)	(5,998)	(24,950)	(13,632)
Net Short-Term Gains:
Institutional Class Shares	—	(855)	—	—	(7,087)	(5,938)
Net Long-Term Gains:
Institutional Class Shares	(20,948)	(126,608)	(14,375)	—	(83,694)	(46,706)
Total Distributions	(32,599)	(191,379)	(64,735)	(5,998)	(115,731)	(66,276)
Capital Share Transactions (1):
Shares Issued	212,808	564,637	654,824	123,413	293,300	507,036
Shares Issued in Lieu of Cash Distributions	29,546	160,500	52,208	5,443	95,251	60,107
Shares Redeemed	(396,501)	(943,731)	(606,683)	(106,732)	(433,687)	(264,459)
Net Increase (Decrease) from Capital Share Transactions	(154,147)	(218,594)	100,349	22,124	(45,136)	302,684
Total Increase (Decrease) in Net Assets	(61,870)	(1,880,182)	1,043,452	166,953	(910,823)	619,204
Net Assets
Beginning of Period	1,508,260	3,388,442	2,344,990	547,329	1,458,152	838,948
End of Period	$1,446,390	$1,508,260	$3,388,442	$714,282	$547,329	$1,458,152
(1) Shares Issued and Redeemed:
Shares Issued	13,396	20,801	21,863	13,518	17,412	23,711
Shares Issued in Lieu of Cash Distributions	1,872	5,181	1,846	596	4,649	3,382
Shares Redeemed	(25,514)	(33,697)	(19,853)	(11,710)	(24,805)	(12,406)
	(10,246)	(7,715)	3,856	2,404	(2,744)	14,687
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$6,106	$5,826	$10,896	$4,493	$3,451	$2,393

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Emerging Markets Core Equity Portfolio			DFA One-Year Fixed Income Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$14,192	$42,186	$24,655	$39,633	$102,695	$149,623
Net Realized Gain (Loss) on:
Investment Securities Sold	(27,608)	(64,050)	7,602	1,754	—	—
Futures	(873)	—	—	—	—	—
Foreign Currency Transactions	(772)	(1,282)	(348)	—	—	—
In-Kind Redemptions	—	1,902 *	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	286,453	(1,113,650)	426,503	37,318	(14,362)†	2,923 †
Futures	(4)	4	—	—	—	—
Translation of Foreign Currency Denominated Amounts	(70)	30	(1)	—	—	—
Change in Deferred Thailand Capital Gains Tax	(350)	1,150	(772)	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	270,968	(1,133,710)	457,639	78,705	88,333	152,546
Distributions From:
Net Investment Income:
Institutional Class Shares	(5,259)	(40,942)	(23,343)	(42,792)	(102,391)	(149,471)
Return of Capital	—	(204)	—	—	—	—
Net Short-Term Gains:
Institutional Class Shares	—	(1,827)	(1,657)	—	—	—
Net Long-Term Gains:
Institutional Class Shares	—	(5,265)	(1,602)	—	—	—
Total Distributions	(5,259)	(48,238)	(26,602)	(42,792)	(102,391)	(149,471)
Capital Share Transactions (1):
Shares Issued	583,883	940,532	857,837	788,472	1,593,555	2,045,675
Shares Issued in Lieu of Cash Distributions	5,110	47,045	25,903	41,761	100,257	146,025
Shares Redeemed	(318,000)	(479,569)*	(307,447)	(822,312)	(1,714,911)	(1,383,749)
Net Increase (Decrease) from Capital Share Transactions	270,993	508,008	576,293	7,921	(21,099)	807,951
Total Increase (Decrease) in Net Assets	536,702	(673,940)	1,007,330	43,834	(35,157)	811,026
Net Assets
Beginning of Period	1,155,526	1,829,466	822,136	3,194,420	3,229,577	2,418,551
End of Period	$1,692,228	$1,155,526	$1,829,466	$3,238,254	$3,194,420	$3,229,577
(1) Shares Issued and Redeemed:
Shares Issued	60,708	59,236	46,855	76,998	156,545	200,504
Shares Issued in Lieu of Cash Distributions	557	3,094	1,454	4,088	9,865	14,346
Shares Redeemed	(33,882)	(31,680)	(16,331)	(80,255)	(168,625)	(135,669)
	27,383	30,650	31,978	831	(2,215)	79,181
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$8,888	$(45)	$(11)	$6,544	$9,703	$545

*  See Note N in the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Two-Year Global Fixed Income Portfolio			DFA Selectively Hedged Global Fixed Income Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Jan. 9, 2008(a) to Oct. 31, 2008
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$35,005	$120,570	$71,628	$3,451	$5,310
Net Realized Gain (Loss) on:
Investment Securities Sold	3,348	—	—	23	84
Foreign Currency Transactions	24,650	—	—	(17,263)	(7,531)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,166	(29,349)†	64,546 †	18,013	(28,840)
Translation of Foreign Currency Denominated Amounts	476	—	—	494	(472)
Net Increase (Decrease) in Net Assets Resulting from Operations	68,645	91,221	136,174	4,718	(31,449)
Distributions From:
Net Investment Income:
Institutional Class Shares	(98,485)	(99,225)	(78,938)	—	—
Return of Capital	—	—	—	—	(68)
Net Short-Term Gains:
Institutional Class Shares	—	(300)	—	—	—
Net Long-Term Gains:
Institutional Class Shares	—	(299)	—	—	—
Total Distributions	(98,485)	(99,824)	(78,938)	—	(68)
Capital Share Transactions (1):
Shares Issued	514,576	860,433	1,087,521	28,863	300,770
Shares Issued in Lieu of Cash Distributions	97,476	98,963	78,258	—	68
Shares Redeemed	(739,000)	(923,706)	(548,739)	(43,195)	(71,156)
Net Increase (Decrease) from Capital Share Transactions	(126,948)	35,690	617,040	(14,332)	229,682
Total Increase (Decrease) in Net Assets	(156,788)	27,087	674,276	(9,614)	198,165
Net Assets
Beginning of Period	3,124,985	3,097,898	2,423,622	198,165	—
End of Period	$2,968,197	$3,124,985	$3,097,898	$188,551	$198,165
(1) Shares Issued and Redeemed:
Shares Issued	50,067	83,111	105,633	3,216	29,751
Shares Issued in Lieu of Cash Distributions	9,651	9,614	7,641	—	7
Shares Redeemed	(72,089)	(89,218)	(53,359)	(4,884)	(7,505)
	(12,371)	3,507	59,915	(1,668)	22,253
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$14,626	$78,106	$206	$3,455	$4

*  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Five-Year Government Portfolio			DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,934	$30,580	$51,637	$37,859	$83,061	$87,390
Net Realized Gain (Loss) on: Investment Securities Sold	26,010	2,704	—	12,847	(7,737)	(13,531)
Foreign Currency Transactions	—	—	—	45,909	(17,965)	(29,264)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	17,627	4,964	645	17,819	8,004	31,164
Translation of Foreign Currency Denominated Amounts	—	—	—	2,635	(14,921)	67,297
Net Increase (Decrease) in Net Assets Resulting from Operations	56,571	38,248	52,282	117,069	50,442	143,056
Distributions From:
Net Investment Income:
Institutional Class Shares	(14,021)	(38,626)	(49,378)	(14,092)	(96,473)	(60,967)
Return of Capital	—	—	—	—	(5,349)	—
Total Distributions	(14,021)	(38,626)	(49,378)	(14,092)	(101,822)	(60,967)
Capital Share Transactions (1):
Shares Issued	151,362	358,924	467,057	425,442	1,006,419	1,355,752
Shares Issued in Lieu of Cash Distributions	13,222	37,437	48,237	13,271	96,878	58,427
Shares Redeemed	(359,481)	(497,555)	(233,710)	(969,486)	(1,217,579)	(399,133)
Net Increase (Decrease) from Capital Share Transactions	(194,897)	(101,194)	281,584	(530,773)	(114,282)	1,015,046
Total Increase (Decrease) in Net Assets	(152,347)	(101,572)	284,488	(427,796)	(165,662)	1,097,135
Net Assets
Beginning of Period	1,115,037	1,216,609	932,121	3,319,257	3,484,919	2,387,784
End of Period	$962,690	$1,115,037	$1,216,609	$2,891,461	$3,319,257	$3,484,919
(1) Shares Issued and Redeemed:
Shares Issued	14,011	34,739	44,986	38,957	93,497	126,584
Shares Issued in Lieu of Cash Distributions	1,229	3,640	4,674	1,224	9,019	5,452
Shares Redeemed	(33,268)	(48,135)	(22,517)	(88,860)	(113,277)	(37,300)
	(18,028)	(9,756)	27,143	(48,679)	(10,761)	94,736
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$4,052	$5,139	$13,185	$25,144	$1,377	$35,427

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Intermediate Government Fixed Income Portfolio			DFA Short-Term Extended Quality Portfolio	DFA Inflation-Protected Securities Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period March 4, 2009(a) to April 30, 2009	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$27,509	$55,814	$51,217	$632	$(9,444)	$22,209	$4,228
Net Realized Gain (Loss) on Investment Securities Sold	6,168	6,370	99	—	(737)	416	—
Change in Unrealized Appreciation (Depreciation) of Investment Securities	63,058	(24,474)	43,651	1,240	50,514	(60,021)	11,920
Net Increase (Decrease) in Net Assets Resulting from Operations	96,735	37,710	94,967	1,872	40,333	(37,396)	16,148
Distributions From:
Net Investment Income:
Institutional Class Shares	(28,463)	(59,933)	(46,222)	(188)	(3,971)	(19,588)	(2,996)
Net Short-Term Gains:
Institutional Class Shares	—	—	—	—	(80)	—	—
Net Long-Term Gains:
Institutional Class Shares	(6,325)	(112)	(310)	—	(401)	—	—
Total Distributions	(34,788)	(60,045)	(46,532)	(188)	(4,452)	(19,588)	(2,996)
Capital Share Transactions (1):
Shares Issued	244,227	443,281	484,902	161,227	207,950	273,593	197,991
Shares Issued in Lieu of Cash Distributions	32,866	56,181	42,284	188	4,436	19,520	2,996
Shares Redeemed	(305,431)	(543,466)	(132,160)	(832)	(97,713)	(104,785)	(8,035)
Net Increase (Decrease) from Capital Share Transactions	(28,338)	(44,004)	395,026	160,583	114,673	188,328	192,952
Total Increase (Decrease) in Net Assets	33,609	(66,339)	443,461	162,267	150,554	131,344	206,104
Net Assets
Beginning of Period	1,248,514	1,314,853	871,392	—	371,747	240,403	34,299
End of Period	$1,282,123	$1,248,514	$1,314,853	$162,267	$522,301	$371,747	$240,403
(1) Shares Issued and Redeemed:
Shares Issued	19,813	37,222	42,833	16,096	20,772	25,237	19,382
Shares Issued in Lieu of Cash Distributions	2,677	4,761	3,751	19	458	1,803	298
Shares Redeemed	(24,833)	(45,743)	(11,629)	(83)	(9,876)	(9,793)	(786)
	(2,343)	(3,760)	34,955	16,032	11,354	17,247	18,894
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$9,430	$10,384	$14,503	$444	$(9,463)	$3,952	$1,299

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	DFA Short-Term Municipal Bond Portfolio			DFA California Short-Term Municipal Bond Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,814	$18,477	$25,609	$2,065	$3,606	$1,493
Net Realized Gain (Loss) on Investment Securities Sold	—	—	—	26	(19)	(4)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	21,795	(3,435)	2,926	4,941	(1,259)	210
Net Increase (Decrease) in Net Assets Resulting from Operations	31,609	15,042	28,535	7,032	2,328	1,699
Distributions From:
Net Investment Income:
Institutional Class Shares	(10,207)	(18,834)	(24,969)	(2,147)	(3,577)	(1,116)
Total Distributions	(10,207)	(18,834)	(24,969)	(2,147)	(3,577)	(1,116)
Capital Share Transactions (1):
Shares Issued	294,339	411,057	452,239	61,809	152,527	143,647
Shares Issued in Lieu of Cash Distributions	9,947	18,360	24,353	2,085	3,453	1,060
Shares Redeemed	(304,066)	(382,133)	(229,674)	(56,109)	(102,799)	(16,307)
Net Increase (Decrease) from Capital Share Transactions	220	47,284	246,918	7,785	53,181	128,400
Total Increase (Decrease) in Net Assets	21,622	43,492	250,484	12,670	51,932	128,983
Net Assets
Beginning of Period	991,918	948,426	697,942	180,915	128,983	—
End of Period	$1,013,540	$991,918	$948,426	$193,585	$180,915	$128,983
(1) Shares Issued and Redeemed:
Shares Issued	28,959	40,917	45,158	6,086	15,158	14,330
Shares Issued in Lieu of Cash Distributions	982	1,829	2,434	206	344	106
Shares Redeemed	(29,946)	(38,066)	(22,928)	(5,535)	(10,222)	(1,624)
	(5)	4,680	24,664	757	5,280	12,812
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,777	$2,170	$2,527	$357	$439	$399

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$28.57		$43.61		$41.24		$36.79		$34.59		$31.16		$27.56
Income From Investment Operations
Net Investment Income (Loss)	0.37	(A)	0.72	(A)	0.80	(A)	0.71	(A)	0.60		0.61		0.47
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.77)		(14.96)		2.33		4.41		2.28		3.31		3.57
Total From Investment Operations	(2.40)		(14.24)		3.13		5.12		2.88		3.92		4.04
Less Distributions
Net Investment Income	(0.42)		(0.80)		(0.76)		(0.67)		(0.68)		(0.49)		(0.44)
Net Realized Gains	—		—		—		—		—		—		—
Total Distributions	(0.42)		(0.80)		(0.76)		(0.67)		(0.68)		(0.49)		(0.44)
Net Asset Value, End of Period	$25.75		$28.57		$43.61		$41.24		$36.79		$34.59		$31.16
Total Return	(8.31	)%(C)	(33.14	)%(C)	7.66%		14.12%		8.41%		12.68%		14.90%
Net Assets, End of Period (thousands)	$2,272,229		$2,544,038		$3,415,833		$2,868,811		$2,088,128		$1,440,869		$1,017,265
Ratio of Expenses to Average Net Assets	0.15	%(B)(D)	0.15	%(B)(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.17	%(B)(D)	0.15	%(B)(D)	0.15	%(D)	0.19	%(D)	0.30	%(D)	0.30	%(D)	0.30	%(D)
Ratio of Net Investment Income to Average Net Assets	3.00	%(B)	2.05	%(B)	1.85%		1.85%		1.78%		1.92%		1.66%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

	Enhanced U.S. Large Company Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$6.47		$10.91		$10.95		$9.82		$9.35		$8.42		$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.39	(A)	0.30	(A)	0.12	(A)	0.29		0.09		0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.56)		(3.74)		0.45		1.19		0.37		0.94		1.02
Total From Investment Operations	(0.50)		(3.35)		0.75		1.31		0.66		1.03		1.12
Less Distributions
Net Investment Income	(0.56)		(0.36)		(0.36)		(0.18)		(0.19)		(0.10)		(0.11)
Net Realized Gains	(0.06)		(0.73)		(0.43)		—		—		—		—
Total Distributions	(0.62)		(1.09)		(0.79)		(0.18)		(0.19)		(0.10)		(0.11)
Net Asset Value, End of Period	$5.35		$6.47		$10.91		$10.95		$9.82		$9.35		$8.42
Total Return	(7.77	)%(C)	(33.89	)%(C)	7.13%		13.52%		7.08%		12.28%		15.39%
Net Assets, End of Period (thousands)	$145,041		$200,331		$337,050		$347,216		$313,543		$221,744		$141,489
Ratio of Expenses to Average Net Assets	0.28	%(B)**	0.25	%(B)(D)	0.25	%(D)	0.26	%(D)	0.34	%(D)	0.37	%(D)	0.36	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.28	%(B)**	0.25	%(B)(D)	0.25	%(D)	0.26	%(D)	0.34	%(D)	0.37	%(D)	0.36	%(D)
Ratio of Net Investment Income to Average Net Assets	2.22	%(B)	4.74	%(B)	2.67%		1.19%		3.11%		0.95%		1.32%
Portfolio Turnover Rate	36	%(C)*	N/A		N/A		N/A		N/A		N/A		N/A

*  For the period February 28, 2009 through April 30, 2009. Effective February 28, 2009, the Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio														U.S. Targeted Value Portfolio- Class R1 Shares
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003		Six Months Ended April 30, 2009		Period Jan. 31, 2008(a) to Oct. 31, 2008
	(Unaudited)														(Unaudited)
Net Asset Value, Beginning of Period	$14.58		$24.44		$25.40		$21.93		$19.37		$16.14		$13.63		$7.43		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.19	(A)	0.36	(A)	0.33	(A)	0.38	(A)	0.30		0.16		0.20		0.05	(A)	0.09	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.69)		(8.83)		(0.43)		3.50		2.49		3.28		2.50		(0.66)		(2.56)
Total From Investment Operations	(1.50)		(8.47)		(0.10)		3.88		2.79		3.44		2.70		(0.61)		(2.47)
Less Distributions
Net Investment Income	(0.28)		(0.35)		(0.32)		(0.35)		(0.23)		(0.21)		(0.19)		(0.07)		(0.10)
Net Realized Gains	(0.02)		(1.04)		(0.54)		(0.06)		—		—		—		—		—
Total Distributions	(0.30)		(1.39)		(0.86)		(0.41)		(0.23)		(0.21)		(0.19)		(0.07)		(0.10)
Net Asset Value, End of Period	$12.78		$14.58		$24.44		$25.40		$21.93		$19.37		$16.14		$6.75		$7.43
Total Return	(9.97	)%(C)	(36.63	)%(C)	(0.49)%		17.97%		14.49%		21.48%		20.10%		(8.03	)%(C)	(24.96	)%(C)
Net Assets, End of Period (thousands)	$4,746,390		$5,330,448		$7,535,552		$6,410,086		$4,046,083		$2,630,361		$1,709,428		$26,157		$25,599
Ratio of Expenses to Average Net Assets	0.29	%(B)(D)	0.28	%(B)(D)	0.27	%(D)	0.28	%(D)	0.30	%(D)	0.32	%(D)	0.31	%(D)	0.50	%(B)	0.50	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.11	%(B)	1.86	%(B)	1.28%		1.64%		1.48%		0.89%		1.46%		1.65	%(B)	1.24	%(B)(E)
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A		8	%(C)	20	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio- Class R2 Shares				U.S. Targeted Value Portfolio- Institutional Class Shares
	Six Months Ended April 30, 2009		Period June 30, 2008(a) to Oct. 31, 2008		Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$7.83		$10.00		$10.84		$15.89		$18.69		$17.33		$17.09		$15.14		$12.41
Income From Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.04	(A)	0.08	(A)	0.18	(A)	0.20	(A)	0.21	(A)	0.32		0.86		0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.70)		(2.17)		(0.97)		(4.68)		(1.32)		2.84		1.59		2.88		4.12
Total From Investment Operations	(0.65)		(2.13)		(0.89)		(4.50)		(1.12)		3.05		1.91		3.74		4.17
Less Distributions
Net Investment Income	(0.07)		(0.04)		(0.08)		(0.15)		(0.20)		(0.25)		(0.23)		(0.90)		(0.09)
Net Realized Gains	—		—		—		(0.40)		(1.48)		(1.44)		(1.44)		(0.89)		(1.35)
Total Distributions	(0.07)		(0.04)		(0.08)		(0.55)		(1.68)		(1.69)		(1.67)		(1.79)		(1.44)
Net Asset Value, End of Period	$7.11		$7.83		$9.87		$10.84		$15.89		$18.69		$17.33		$17.09		$15.14
Total Return	(8.20	)%(C)	(21.40	)%(C)	(8.07	)%(C)	(29.27	)%(C)	(6.59)%		19.48%		12.17%		27.36%		38.43%
Net Assets, End of Period (thousands)	$1,766		$1,715		$1,096,571		$855,448		$554,805		$215,338		$172,595		$159,325		$96,924
Ratio of Expenses to Average Net Assets	0.65	%(B)	0.66	%(B)(E)	0.39	%(B)	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.50	%(D)	0.47	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.65	%(B)	0.66	%(B)(E)	0.39	%(B)	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.48	%(D)	0.48	%(D)
Ratio of Net Investment Income to Average Net Assets	1.51	%(B)	1.35	%(B)(E)	1.71	%(B)	1.39	%(B)	1.12%		1.19%		1.91%		0.27%		0.41%
Portfolio Turnover Rate	8	%(C)	20	%(C)	8	%(C)	20	%(C)	9	%(C)*	N/A		N/A		N/A		N/A

*  For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Small Cap Value Portfolio	U.S. Core Equity 1 Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$16.32	$26.49	$31.59	$28.74	$27.71	$23.26	$17.70	$7.81	$11.83	$11.50	$10.22	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.18	(A)	0.30	(A)	0.28	(A)	0.29	0.30	0.08	0.09	(A)	0.17	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.63)	(7.86)	(2.72)	5.06	2.66	5.73	7.21	(0.61)	(4.03)	0.35	1.28	0.19
Total From Investment Operations	(1.55)	(7.68)	(2.42)	5.34	2.95	6.03	7.29	(0.52)	(3.86)	0.54	1.45	0.22
Less Distributions
Net Investment Income	(0.16)	(0.22)	(0.28)	(0.23)	(0.26)	(0.38)	(0.07)	(0.07)	(0.16)	(0.18)	(0.17)	—
Net Realized Gains	—	(2.27)	(2.40)	(2.26)	(1.66)	(1.20)	(1.66)	—	—	(0.03)	—	—
Total Distributions	(0.16)	(2.49)	(2.68)	(2.49)	(1.92)	(1.58)	(1.73)	(0.07)	(0.16)	(0.21)	(0.17)	—
Net Asset Value, End of Period	$14.61	$16.32	$26.49	$31.59	$28.74	$27.71	$23.26	$7.22	$7.81	$11.83	$11.50	$10.22
Total Return	(9.48	)%(C)	(31.80	)%(C)	(8.41)%	20.29%	11.32%	27.46%	45.92%	(6.57	)%(C)	(32.85	)%(C)	4.68%	14.35%	2.20	%(C)
Net Assets, End of Period (thousands)	$4,770,120	$5,503,945	$8,802,846	$8,738,278	$6,924,234	$5,795,166	$4,209,747	$1,501,993	$1,320,562	$1,210,031	$652,270	$123,591
Ratio of Expenses to Average Net Assets	0.54	%(B)**	0.52	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)	0.20	%(B)	0.20	%(B)	0.20%	0.23%	0.23	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.54	%(B)**	0.52	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)	0.20	%(B)	0.20	%(B)	0.20%	0.23%	0.37	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.22	%(B)	0.86	%(B)	0.98%	0.94%	1.04%	0.04%	0.46%	2.56	%(B)	1.78	%(B)	1.53%	1.52%	1.85	%(B)(E)
Portfolio Turnover Rate	7	%(C)*	N/A	N/A	N/A	N/A	N/A	N/A	7	%(C)	5	%(C)	10%	6%	0	%(C)

*  For the period February 28, 2009 through April 30, 2009. Effective February 28, 2009, the U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio
Six Months Ended April, 30 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005	Six Months Ended April, 30 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 30, 2005(a) to Nov. 30, 2006
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$7.73	$11.77	$11.65	$10.24	$10.00	$7.48	$11.38	$11.79	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.17	(A)	0.19	(A)	0.17	(A)	0.03	0.07	(A)	0.15	(A)	0.16	(A)	0.13	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.65)	(4.04)	0.13	1.40	0.21	(0.72)	(3.89)	(0.25)	1.73
Total From Investment Operations	(0.57)	(3.87)	0.32	1.57	0.24	(0.65)	(3.74)	(0.09)	1.86
Less Distributions
Net Investment Income	(0.06)	(0.17)	(0.17)	(0.16)	—	(0.08)	(0.16)	(0.14)	(0.07)
Net Realized Gains	—	—	(0.03)	—	—	—	—	(0.18)	—
Total Distributions	(0.06)	(0.17)	(0.20)	(0.16)	—	(0.08)	(0.16)	(0.32)	(0.07)
Net Asset Value, End of Period	$7.10	$7.73	$11.77	$11.65	$10.24	$6.75	$7.48	$11.38	$11.79
Total Return	(7.20	)%(C)	(33.16	)%(C)	2.78%	15.50%	2.40	%(C)	(8.53	)%(C)	(33.29	)%(C)	(0.87)%	18.65	%(C)
Net Assets, End of Period (thousands)	$2,792,956	$2,501,028	$2,939,420	$1,216,310	$182,078	$882,057	$850,623	$959,742	$403,312
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23	%(B)	0.23%	0.26%	0.26	%(B)(E)	0.34	%(B)	0.34	%(B)	0.34%	0.36	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.23	%(B)	0.23%	0.26%	0.38	%(B)(E)	0.34	%(B)	0.34	%(B)	0.33%	0.39	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.49	%(B)	1.77	%(B)	1.55%	1.55%	1.92	%(B)(E)	2.20	%(B)	1.66	%(B)	1.29%	1.24	%(B)(E)
Portfolio Turnover Rate	3	%(C)	8	%(C)	7%	5%	0	%(C)	8	%(C)	11	%(C)	14%	24	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	T.A. U.S. Core Equity 2 Portfolio						U.S. Small Cap Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Period Oct. 4, 2007(a) to Nov. 30, 2007		Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$6.31		$9.40		$10.00		$13.35		$20.64		$22.46		$20.75		$19.13		$16.52		$11.97
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.13	(A)	0.02	(A)	0.08	(A)	0.14	(A)	0.21	(A)	0.17	(A)	0.15		0.05		0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.53)		(3.12)		(0.62)		(0.87)		(6.08)		(0.66)		2.84		1.75		2.67		4.65
Total From Investment Operations	(0.46)		(2.99)		(0.60)		(0.79)		(5.94)		(0.45)		3.01		1.90		2.72		4.71
Less Distributions
Net Investment Income	(0.06)		(0.10)		—		(0.11)		(0.17)		(0.21)		(0.13)		(0.13)		(0.10)		(0.07)
Net Realized Gains	—		—		—		—		(1.18)		(1.16)		(1.17)		(0.15)		—		(0.09)
Tax Return of Capital	—		—		—		—		—		—		—		—		(0.01)		—
Total Distributions	(0.06)		(0.10)		—		(0.11)		(1.35)		(1.37)		(1.30)		(0.28)		(0.11)		(0.16)
Net Asset Value, End of Period	$5.79		$6.31		$9.40		$12.45		$13.35		$20.64		$22.46		$20.75		$19.13		$16.52
Total Return	(7.20	)%(C)	(32.16	)%(C)	(6.00	)%(C)	(5.81	)%(C)	(30.67	)%(C)	(2.17)%		15.49%		10.04%		16.59%		39.89%
Net Assets, End of Period (thousands)	$1,077,858		$585,165		$106,507		$2,014,972		$2,066,849		$3,285,093		$3,297,199		$2,641,670		$2,137,970		$1,134,027
Ratio of Expenses to Average Net Assets	0.26	%(B)	0.29	%(B)	0.30	%(B)(E)	0.39	%(B)**	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.26	%(B)	0.29	%(B)	0.60	%(B)(E)	0.39	%(B)**	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)	0.42	%(D)
Ratio of Net Investment Income to Average Net Assets	2.42	%(B)	1.75	%(B)	2.09	%(B)(E)	1.52	%(B)	0.86	%(B)	0.95%		0.82%		0.78%		0.22%		0.52%
Portfolio Turnover Rate	4	%(C)	9	%(C)	0	%(C)	5	%(C)*	N/A		N/A		N/A		N/A		N/A		N/A

*  For the period February 28, 2009 through April 30, 2009. Effective February 28, 2009, the U.S. Small Cap Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Micro Cap Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value,Beginning of Period	$9.19		$14.80		$16.83		$15.91		$15.06		$13.34		$9.07
Income From Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.10	(A)	0.14	(A)	0.10	(A)	0.07		0.19		0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.92)		(4.32)		(0.69)		2.04		1.43		1.93		4.40
Total From Investment Operations	(0.87)		(4.22)		(0.55)		2.14		1.50		2.12		4.43
Less Distributions
Net Investment Income	(0.15)		(0.13)		(0.13)		(0.08)		(0.06)		(0.22)		(0.02)
Net Realized Gains	—		(1.26)		(1.35)		(1.14)		(0.59)		(0.18)		(0.14)
Total Distributions	(0.15)		(1.39)		(1.48)		(1.22)		(0.65)		(0.40)		(0.16)
Net Asset Value, End of Period	$8.17		$9.19		$14.80		$16.83		$15.91		$15.06		$13.34
Total Return	(9.34	)%(C)	(31.33	)%(C)	(3.63)%		14.52%		10.33%		16.34%		49.69%
Net Assets, End of Period (thousands)	$2,455,737		$2,924,225		$4,700,371		$4,824,003		$3,949,511		$3,214,520		$2,622,847
Ratio of Expenses to Average Net Assets	0.54	%(B)**	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	1.43	%(B)	0.91	%(B)	0.89%		0.64%		0.48%		0.06%		0.25%
Portfolio Turnover Rate	6	%(C)*	N/A		N/A		N/A		N/A		N/A		N/A

*  For the period February 28, 2009 through April 30, 2009. Effective February 28, 2009, the U.S. Micro Cap Portfolio invests directly in securities rather than through the Series.

**  Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Real Estate Securities Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value,Beginning of Period	$16.16	$27.20	$33.80	$25.75	$23.02	$18.80	$14.91
Income From Investment Operations
Net Investment Income (Loss)	0.38	(A)	0.64	(A)	0.62	(A)	0.64	(A)	0.82	0.62	0.64
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.71)	(9.28)	(5.64)	8.84	3.33	4.47	4.08
Total From Investment Operations	(3.33)	(8.64)	(5.02)	9.48	4.15	5.09	4.72
Less Distributions
Net Investment Income	(0.54)	(0.30)	(0.70)	(1.02)	(0.86)	(0.71)	(0.75)
Net Realized Gains	—	(2.10)	(0.88)	(0.41)	(0.56)	(0.16)	(0.08)
Total Distributions	(0.54)	(2.40)	(1.58)	(1.43)	(1.42)	(0.87)	(0.83)
Net Asset Value, End of Period	$12.29	$16.16	$27.20	$33.80	$25.75	$23.02	$18.80
Total Return	(20.49	)%(C)	(34.46	)%(C)	(15.45)%	38.23%	18.81%	29.44%	33.48%
Net Assets, End of Period (thousands)	$1,488,484	$1,746,961	$2,671,457	$2,837,026	$1,836,650	$1,308,898	$783,405
Ratio of Expenses to Average Net Assets	0.35	%(B)	0.33	%(B)	0.33%	0.33%	0.37%	0.39%	0.41%
Ratio of Net Investment Income to Average Net Assets	6.56	%(B)	3.01	%(B)	1.99%	2.25%	3.11%	3.61%	4.19%
Portfolio Turnover Rate	2	%(C)	13	%(C)	17%	10%	3%	6%	2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Large Cap International Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$14.81	$27.18	$23.60	$19.00	$17.31	$14.65	$12.10
Income From Investment Operations
Net Investment Income (Loss)	0.23	(A)	0.68	(A)	0.68	(A)	0.55	(A)	0.44	0.31	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.79)	(12.06)	3.57	4.68	1.72	2.86	2.51
Total From Investment Operations	(0.56)	(11.38)	4.25	5.23	2.16	3.17	2.76
Less Distributions
Net Investment Income	(0.15)	(0.64)	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Realized Gains	—	(0.35)	—	—	—	—	—
Total Distributions	(0.15)	(0.99)	(0.67)	(0.63)	(0.47)	(0.51)	(0.21)
Net Asset Value, End of Period	$14.10	$14.81	$27.18	$23.60	$19.00	$17.31	$14.65
Total Return	(3.69	)%(C)	(43.14	)%(C)	18.18%	28.00%	12.73%	22.09%	23.32%
Net Assets, End of Period (thousands)	$1,059,416	$1,206,860	$2,224,180	$1,673,239	$1,125,455	$844,883	$504,123
Ratio of Expenses to Average Net Assets	0.31	%(B)	0.29	%(B)	0.29%	0.29%	0.37%	0.41%	0.43%
Ratio of Net Investment Income to Average Net Assets	3.54	%(B)	3.18	%(B)	2.62%	2.56%	2.41%	2.07%	2.10%
Portfolio Turnover Rate	9	%(C)	12	%(C)	5%	4%	4%	1%	1%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

International Core Equity Portfolio	T.A World ex U.S. Core Equity Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005	Six Months Ended April 30, 2009	Period March 6, 2008(a) to Oct. 31, 2008
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$7.46	$14.35	$12.82	$10.07	$10.00	$5.85	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.37	(A)	0.35	(A)	0.28	(A)	0.04	(A)	0.08	(A)	0.15	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.12)	(6.76)	1.54	2.71	0.03	0.16	(4.15)
Total From Investment Operations	—	(6.39)	1.89	2.99	0.07	0.24	(4.00)
Less Distributions
Net Investment Income	(0.05)	(0.35)	(0.32)	(0.24)	—	(0.04)	(0.15)
Net Realized Gains	—	(0.15)	(0.04)	—	—	—	—
Total Distributions	(0.05)	(0.50)	(0.36)	(0.24)	—	(0.04)	(0.15)
Net Asset Value, End of Period	$7.41	$7.46	$14.35	$12.82	$10.07	$6.05	$5.85
Total Return	0.08	%(C)	(45.76	)%(C)	14.83%	30.06%	0.70	%(C)	4.28	%(C)	(40.61	)%(C)
Net Assets, End of Period (thousands)	$2,543,656	$1,981,049	$2,342,187	$851,077	$121,249	$454,856	$228,318
Ratio of Expenses to Average Net Assets	0.41	%(B)	0.41	%(B)	0.41%	0.48%	0.49	%(B)(E)	0.60	%(B)	0.60	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.41	%(B)	0.41	%(B)	0.41%	0.46%	0.90	%(B)(E)	0.53	%(B)	0.85	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.41	%(B)	3.39	%(B)	2.49%	2.35%	1.89	%(B)(E)	2.81	%(B)	3.27	%(B)(E)
Portfolio Turnover Rate	4	%(C)	4	%(C)	4%	2%	0	%(C)	5	%(C)	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

International Small Company Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.07	$20.80	$19.43	$16.19	$14.12	$11.00	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.44	(A)	0.43	(A)	0.36	(A)	0.31	(A)	0.22	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.22	(9.55)	2.07	4.02	2.38	3.24	3.57
Total From Investment Operations	0.36	(9.11)	2.50	4.38	2.69	3.46	3.73
Less Distributions
Net Investment Income	(0.09)	(0.45)	(0.46)	(0.36)	(0.29)	(0.34)	(0.14)
Net Realized Gains	—	(1.17)	(0.67)	(0.78)	(0.33)	—	—
Total Distributions	(0.09)	(1.62)	(1.13)	(1.14)	(0.62)	(0.34)	(0.14)
Net Asset Value, End of Period	$10.34	$10.07	$20.80	$19.43	$16.19	$14.12	$11.00
Total Return	3.72	%(C)	(47.13	)%(C)	13.29%	28.51%	19.74%	32.10%	51.28%
Net Assets, End of Period (thousands)	$3,113,012	$3,084,373	$5,597,209	$4,546,071	$2,725,231	$1,658,184	$909,887
Ratio of Expenses to Average Net Assets (D)	0.57	%(B)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.57	%(B)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Net Investment Income to Average Net Assets	3.00	%(B)	2.90	%(B)	2.03%	2.04%	2.05%	1.82%	1.97%

Japanese Small Company Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$11.97	$16.75	$17.23	$17.97	$13.99	$10.80	$7.49
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.29	(A)	0.27	(A)	0.22	(A)	0.16	(A)	0.22	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.19)	(4.78)	(0.52)	(0.73)	4.00	3.16	3.35
Total From Investment Operations	(0.05)	(4.49)	(0.25)	(0.51)	4.16	3.38	3.40
Less Distributions
Net Investment Income	(0.13)	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Realized Gains	—	—	—	—	—	—	—
Total Distributions	(0.13)	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)	(0.09)
Net Asset Value, End of Period	$11.79	$11.97	$16.75	$17.23	$17.97	$13.99	$10.80
Total Return	(0.44	)%(C)	(27.16	)%(C)	(1.51)%	(2.94)%	30.13%	31.79%	46.01%
Net Assets, End of Period (thousands)	$95,640	$133,373	$199,080	$168,957	$169,995	$65,879	$22,713
Ratio of Expenses to Average Net Assets (D)	0.61	%(B)	0.58	%(B)	0.56%	0.61%	0.68%	0.73%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.62	%(B)	0.58	%(B)	0.56%	0.58%	0.68%	0.79%	0.85%
Ratio of Net Investment Income to Average Net Assets	2.31	%(B)	2.18	%(B)	1.51%	1.19%	1.03%	1.01%	1.18%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Asia Pacific Small Company Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$11.67	$28.73	$20.26	$15.28	$14.54	$12.10	$7.92
Income From Investment Operations
Net Investment Income (Loss)	0.20	(A)	0.83	(A)	0.79	(A)	0.64	(A)	0.70	0.50	(0.13)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.92	(17.04)	8.43	4.92	0.54	2.58	4.69
Total From Investment Operations	1.12	(16.21)	9.22	5.56	1.24	3.08	4.56
Less Distributions
Net Investment Income	(0.30)	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Realized Gains	—	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—	—
Total Distributions	(0.30)	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)	(0.38)
Net Asset Value, End of Period	$12.49	$11.67	$28.73	$20.26	$15.28	$14.54	$12.10
Total Return	10.18	%(C)	(57.94	)%(C)	46.55%	37.52%	8.81%	26.73%	60.57%
Net Assets, End of Period (thousands)	$61,630	$64,044	$146,307	$71,537	$38,927	$26,735	$20,378
Ratio of Expenses to Average Net Assets(D)	0.68	%(B)	0.62	%(B)	0.62%	0.64%	0.74%	0.80%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.74	%(B)	0.61	%(B)	0.59%	0.64%	0.86%	0.96%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.84	%(B)	3.85	%(B)	3.13%	3.68%	3.89%	3.29%	2.87%

United Kingdom Small Company Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$14.27	$31.29	$32.97	$24.65	$23.47	$19.26	$14.24
Income From Investment Operations
Net Investment Income (Loss)	0.29	(A)	0.77	(A)	0.78	(A)	0.61	(A)	0.64	(A)	0.48	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	0.68	(15.84)	(0.08)	9.61	2.15	4.87	5.26
Total From Investment Operations	0.97	(15.07)	0.70	10.22	2.79	5.35	5.88
Less Distributions
Net Investment Income	(0.15)	(0.72)	(1.03)	(0.68)	(0.59)	(1.14)	(0.54)
Net Realized Gains	—	(1.22)	(1.35)	(1.22)	(1.02)	—	(0.32)
Return of Capital	—	(0.01)	—	—	—	—	—
Total Distributions	(0.15)	(1.95)	(2.38)	(1.90)	(1.61)	(1.14)	(0.86)
Net Asset Value, End of Period	$15.09	$14.27	$31.29	$32.97	$24.65	$23.47	$19.26
Total Return	7.00	%(C)	(50.97	)%(C)	1.94%	44.15%	12.35%	29.05%	44.01%
Net Assets, End of Period (thousands)	$22,430	$25,883	$37,139	$31,808	$20,578	$15,816	$12,209
Ratio of Expenses to Average Net Assets(D)	0.61	%(B)	0.59	%(B)	0.59%	0.60%	0.70%	0.74%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.73	%(B)	0.65	%(B)	0.62%	0.67%	0.89%	1.04%	0.96%
Ratio of Net Investment Income to Average Net Assets	4.56	%(B)	3.41	%(B)	2.28%	2.20%	2.70%	2.21%	2.83%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

   DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Continental Small Company Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.73	$22.95	$20.47	$15.78	$14.12	$12.60	$8.93
Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.52	(A)	0.40	(A)	0.31	(A)	0.21	0.17	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	0.16	(11.32)	3.00	6.28	2.28	3.64	3.83
Total From Investment Operations	0.28	(10.80)	3.40	6.59	2.49	3.81	4.32
Less Distributions
Net Investment Income	(0.01)	(0.45)	(0.38)	(0.34)	(0.30)	(0.50)	(0.22)
Net Realized Gains	—	(0.96)	(0.54)	(1.56)	(0.53)	(1.79)	(0.43)
Return of Capital	—	(0.01)	—	—	—	—	—
Total Distributions	(0.01)	(1.42)	(0.92)	(1.90)	(0.83)	(2.29)	(0.65)
Net Asset Value, End of Period	$11.00	$10.73	$22.95	$20.47	$15.78	$14.12	$12.60
Total Return	2.67	%(C)	(49.89	)%(C)	16.99%	46.33%	18.42%	35.91%	52.10%
Net Assets, End of Period (thousands)	$80,528	$93,988	$170,909	$90,261	$52,061	$33,839	$24,376
Ratio of Expenses to Average Net Assets (D)	0.62	%(B)	0.59	%(B)	0.61%	0.62%	0.71%	0.73%	0.77%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.65	%(B)	0.59	%(B)	0.57%	0.61%	0.78%	0.87%	0.88%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.45	%(B)	3.04	%(B)	1.70%	1.78%	1.77%	1.56%	2.07%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

   DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio						DFA Global Real Estate Securities Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Period March 1, 2007(a) to Nov. 30, 2007		Six Months Ended April 30, 2009		Period June 4, 2008(a) to Oct. 31, 2008
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$4.18		$9.35		$10.00		$6.04		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.34	(A)	0.23	(A)	0.15	(A)	—	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.62)		(5.08)		(0.76)		(1.13)		(3.96)
Total From Investment Operations	(0.48)		(4.74)		(0.53)		(0.98)		(3.96)
Less Distributions
Net Investment Income	(0.11)		(0.43)		(0.12)		(0.10)		—
Net Realized Gains	—		—		—		—		—
Total Distributions	(0.11)		(0.43)		(0.12)		(0.10)		—
Net Asset Value, End of Period	$3.59		$4.18		$9.35		$4.96		$6.04
Total Return	(11.45	)%(C)	(52.85	)%(C)	(5.38	)%(C)	(16.37	)%(C)	(39.60	)%(C)
Net Assets, End of Period (thousands)	$443,698		$394,480		$336,840		$198,482		$90,672
Ratio of Expenses to Average Net Assets	0.43	%(B)	0.44	%(B)	0.48	%(B)(E)	0.48	%(B)(D)	0.54	%(B)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.43	%(B)	0.44	%(B)	0.48	%(B)(E)	0.81	%(B)(D)	0.86	%(B)(D)(E)
Ratio of Net Investment Income (Loss) to Average Net Assets	8.07	%(B)	5.20	%(B)	3.50	%(B)(E)	6.33	%(B)(D)	(0.04	)%(B)(E)
Portfolio Turnover Rate	3	%(C)	1	%(C)	2	%(C)	N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA International Small Cap Value Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.82	$22.05	$21.71	$17.57	$15.16	$11.52	$7.42
Income From Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.52	(A)	0.46	(A)	0.36	(A)	0.40	(A)	0.23	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.28	(9.60)	1.66	4.95	2.77	3.85	4.09
Total From Investment Operations	0.42	(9.08)	2.12	5.31	3.17	4.08	4.25
Less Distributions
Net Investment Income	(0.07)	(0.58)	(0.53)	(0.38)	(0.36)	(0.35)	(0.15)
Net Realized Gains	(0.06)	(1.57)	(1.25)	(0.79)	(0.40)	(0.09)	—
Total Distributions	(0.13)	(2.15)	(1.78)	(1.17)	(0.76)	(0.44)	(0.15)
Net Asset Value, End of Period	$11.11	$10.82	$22.05	$21.71	$17.57	$15.16	$11.52
Total Return	3.97	%(C)	(45.17	)%(C)	10.25%	31.73%	21.75%	36.34%	58.44%
Net Assets, End of Period (thousands)	$5,016,753	$4,799,748	$8,180,859	$6,733,067	$4,128,428	$2,215,523	$1,095,697
Ratio of Expenses to Average Net Assets	0.71	%(B)	0.69	%(B)	0.69%	0.70%	0.75%	0.78%	0.81%
Ratio of Net Investment Income to Average Net Assets	2.78	%(B)	3.22	%(B)	2.03%	1.85%	2.44%	1.63%	1.75%
Portfolio Turnover Rate	10	%(C)	16	%(C)	18%	14%	13%	10%	10%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	International Vector Equity Portfolio				Emerging Markets Portfolio
	Six Months Ended April 30, 2009		Period August 14, 2008(a) to Oct. 31, 2008		Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004		Year Ended Nov. 30, 2003
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$6.74		$10.00		$17.05		$35.23		$25.40		$19.89		$15.61		$11.87		$8.65
Income From Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.06	(A)	0.14	(A)	0.70	(A)	0.64	(A)	0.48	(A)	0.58	(A)	0.27		0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.08		(3.32)		1.69		(16.85)		9.88		5.61		4.13		3.80		3.18
Total From Investment Operations	0.17		(3.26)		1.83		(16.15)		10.52		6.09		4.71		4.07		3.34
Less Distributions
Net Investment Income	(0.03)		—		(0.14)		(0.69)		(0.53)		(0.58)		(0.43)		(0.33)		(0.12)
Net Realized Gains	—		—		(0.25)		(1.34)		(0.16)		—		—		—		—
Total Distributions	(0.03)		—		(0.39)		(2.03)		(0.69)		(0.58)		(0.43)		(0.33)		(0.12)
Net Asset Value, End of Period	$6.88		$6.74		$18.49		$17.05		$35.23		$25.40		$19.89		$15.61		$11.87
Total Return	2.65	%(C)	(32.60	)%(C)	11.09	%(C)	(48.37	)%(C)	42.08%		31.31%		30.65%		34.95%		39.13%
Net Assets, End of Period (thousands)	$169,916		$66,774		$1,446,390		$1,508,260		$3,388,442		$2,344,990		$1,805,186		$1,131,778		$594,076
Ratio of Expenses to Average Net Assets	0.60	%(B)	0.60	%(B)(E)	0.61	%(B)(D)	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)	0.78	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.62	%(B)	1.15	%(B)(E)	0.61	%(B)(D)	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)	0.78	%(D)
Ratio of Net Investment Income to Average Net Assets	2.84	%(B)	3.01	%(B)(E)	1.82	%(B)	2.59	%(B)	2.12%		2.13%		3.28%		2.20%		1.79%
Portfolio Turnover Rate	8	%(C)	0	%(C)	N/A		N/A		N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period April 5, 2005(a) to Nov. 30, 2005
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$9.33	$23.74	$17.96	$13.37	$11.44	$8.74	$5.89	$9.88	$21.20	$15.13	$11.54	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.44	(A)	0.31	(A)	0.30	(A)	0.27	(A)	0.11	0.10	0.10	(A)	0.43	(A)	0.35	(A)	0.27	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	2.35	(12.95)	6.86	4.86	2.37	2.85	2.88	1.78	(11.27)	6.10	3.54	1.51
Total From Investment Operations	2.47	(12.51)	7.17	5.16	2.64	2.96	2.98	1.88	(10.84)	6.45	3.81	1.61
Less Distributions
Net Investment Income	(0.10)	(0.41)	(0.26)	(0.26)	(0.22)	(0.19)	(0.07)	(0.04)	(0.40)	(0.32)	(0.22)	(0.07)
Net Realized Gains	—	(1.49)	(1.13)	(0.31)	(0.49)	(0.07)	(0.06)	—	(0.08)	(0.06)	—	—
Total Distributions	(0.10)	(1.90)	(1.39)	(0.57)	(0.71)	(0.26)	(0.13)	(0.04)	(0.48)	(0.38)	(0.22)	(0.07)
Net Asset Value, End of Period	$11.70	$9.33	$23.74	$17.96	$13.37	$11.44	$8.74	$11.72	$9.88	$21.20	$15.13	$11.54
Total Return	26.80	%(C)	(57.00	)%(C)	42.58%	39.95%	24.27%	34.55%	51.84%	19.14	%(C)	(51.93	)%(C)	43.20%	33.39%	16.12	%(C)
Net Assets, End of Period (thousands)	$714,282	$547,329	$1,458,152	$838,948	$482,378	$190,028	$84,353	$1,692,228	$1,155,526	$1,829,466	$822,136	$218,563
Ratio of Expenses to Average Net Assets	0.80	%(B)(D)	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)	0.67	%(B)	0.65	%(B)	0.65%	0.74%	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.80	%(B)(D)	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)	1.12	%(D)	0.67	%(B)	0.65	%(B)	0.65%	0.72%	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.49	%(B)	2.61	%(B)	1.48%	1.92%	2.21%	1.41%	1.81%	2.16	%(B)	2.62	%(B)	1.87%	2.02%	1.79	%(B)(E)
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A	N/A	N/A	4	%(C)	3	%(C)	2%	6%	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$10.17		$10.21		$10.20		$10.14		$10.20	$10.30	$10.39
Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.31	(A)	0.51	(A)	0.40	(A)	0.28	0.25	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.12		(0.04)		0.01		0.06		(0.05)	(0.10)	0.03
Total From Investment Operations	0.25		0.27		0.52		0.46		0.23	0.15	0.19
Less Distributions
Net Investment Income	(0.14)		(0.31)		(0.51)		(0.40)		(0.29)	(0.25)	(0.16)
Net Realized Gains	—		—		—		—		—	—	(0.12)
Total Distributions	(0.14)		(0.31)		(0.51)		(0.40)		(0.29)	(0.25)	(0.28)
Net Asset Value, End of Period	$10.28		$10.17		$10.21		$10.20		$10.14	$10.20	$10.30
Total Return	2.45	%(C)	2.68	%(C)	5.20%		4.58%		2.24%	1.08%	1.85%
Net Assets, End of Period (thousands)	$3,238,254		$3,194,420		$3,229,577		$2,418,551		$1,953,884	$1,738,574	$1,454,736
Ratio of Expenses to Average Net Assets (D)	0.18	%(B)	0.18	%(B)	0.18%		0.18%		0.19%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.49	%(B)	3.30	%(B)	4.96%		3.89%		2.78%	1.40%	1.45%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$10.36		$10.39		$10.17		$9.88		$9.92	$10.08	$10.19
Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.39	(A)	0.27	(A)	0.07	(A)	0.31	0.25	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.12		(0.09)		0.24		0.36		(0.14)	(0.14)	0.01
Total From Investment Operations	0.24		0.30		0.51		0.43		0.17	0.11	0.23
Less Distributions
Net Investment Income	(0.34)		(0.33)		(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Realized Gains	—		—		—		—		—	—	—
Total Distributions	(0.34)		(0.33)		(0.29)		(0.14)		(0.21)	(0.27)	(0.34)
Net Asset Value, End of Period	$10.26		$10.36		$10.39		$10.17		$9.88	$9.92	$10.08
Total Return	2.35	%(C)	2.93	%(C)	5.06%		4.41%		1.77%	1.08%	2.26%
Net Assets, End of Period (thousands)	$2,968,197		$3,124,985		$3,097,898		$2,423,622		$1,992,869	$1,674,972	$1,195,072
Ratio of Expenses to Average Net Assets (D)	0.19	%(B)	0.18	%(B)	0.18%		0.19%		0.21%	0.23%	0.25%
Ratio of Net Investment Income to Average Net Assets	2.35	%(B)	4.12	%(B)	2.59%		0.72%		3.25%	1.35%	1.68%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Five-Year Government Portfolio
Six Months Ended April 30, 2009	Period Jan. 9, 2008(a) to Oct. 31, 2008	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$8.91	$10.00	$10.44	$10.44	$10.43	$10.41	$10.64	$11.11	$11.05
Income From Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.33	(A)	0.13	(A)	0.26	(A)	0.50	(A)	0.46	(A)	0.35	0.33	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	0.09	(1.39)	0.42	0.07	0.01	(0.02)	(0.24)	(0.01)	0.10
Total From Investment Operations	0.25	(1.06)	0.55	0.33	0.51	0.44	0.11	0.32	0.44
Less Distributions
Net Investment Income	—	—	(0.14)	(0.33)	(0.50)	(0.42)	(0.34)	(0.41)	(0.38)
Net Realized Gains	—	—	—	—	—	—	—	(0.38)	—
Return of Capital	—	(0.03)	—	—	—	—	—	—	—
Total Distributions	—	(0.03)	(0.14)	(0.33)	(0.50)	(0.42)	(0.34)	(0.79)	(0.38)
Net Asset Value, End of Period	$9.16	$8.91	$10.85	$10.44	$10.44	$10.43	$10.41	$10.64	$11.11
Total Return	2.81	%(C)	(10.67	)%(C)	5.28	%(C)	3.25	%(C)	4.98%	4.36%	1.02%	3.02%	4.02%
Net Assets, End of Period (thousands)	$188,551	$198,165	$962,690	$1,115,037	$1,216,609	$932,121	$748,847	$542,634	$402,992
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.24	%(B)(E)	0.23	%(B)	0.23	%(B)	0.23%	0.23%	0.25%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	3.70	%(B)	4.32	%(B)(E)	2.47	%(B)	2.77	%(B)	4.81%	4.45%	3.47%	3.21%	3.20%
Portfolio Turnover Rate	7	%(C)	21	%(C)	51	%(C)	79	%(C)	0%	86%	36%	45%	149%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Five-Year Global Fixed Income Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$10.68	$10.84	$10.53	$10.48	$10.50	$10.92	$10.93
Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.25	(A)	0.32	(A)	0.28	(A)	0.34	(A)	0.26	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	0.28	(0.10)	0.20	0.12	(0.11)	0.06	0.15
Total From Investment Operations	0.41	0.15	0.52	0.40	0.23	0.32	0.48
Less Distributions
Net Investment Income	(0.05)	(0.30)	(0.21)	(0.33)	(0.25)	(0.32)	(0.39)
Net Realized Gains	—	—	—	—	—	(0.42)	(0.10)
Return of Capital	—	(0.01)	—	(0.02)	—	—	—
Total Distributions	(0.05)	(0.31)	(0.21)	(0.35)	(0.25)	(0.74)	(0.49)
Net Asset Value, End of Period	$11.04	$10.68	$10.84	$10.53	$10.48	$10.50	$10.92
Total Return	3.83	%(C)	1.40	%(C)	5.00%	3.89%	2.15%	3.04%	4.45%
Net Assets, End of Period (thousands)	$2,891,461	$3,319,257	$3,484,919	$2,387,784	$1,699,793	$1,205,578	$969,439
Ratio of Expenses to Average Net Assets	0.28	%(B)	0.28	%(B)	0.28%	0.29%	0.33%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.45	%(B)	2.53	%(B)	3.01%	2.72%	3.22%	3.12%	3.23%
Portfolio Turnover Rate	19	%(C)	55	%(C)	108%	92%	69%	90%	103%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Intermediate Government Fixed Income Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$11.66	$11.86	$11.48	$11.45	$11.79	$12.14	$12.39
Income From Investment Operations
Net Investment Income (Loss)	0.26	(A)	0.49	(A)	0.54	(A)	0.53	(A)	0.52	0.55	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	0.65	(0.17)	0.35	0.05	(0.29)	(0.05)	(0.02)
Total From Investment Operations	0.91	0.32	0.89	0.58	0.23	0.50	0.60
Less Distributions
Net Investment Income	(0.27)	(0.52)	(0.51)	(0.49)	(0.53)	(0.56)	(0.65)
Net Realized Gains	(0.06)	—	—	(0.06)	(0.04)	(0.29)	(0.20)
Total Distributions	(0.33)	(0.52)	(0.51)	(0.55)	(0.57)	(0.85)	(0.85)
Net Asset Value, End of Period	$12.24	$11.66	$11.86	$11.48	$11.45	$11.79	$12.14
Total Return	7.81	%(C)	2.73	%(C)	8.06%	5.31%	1.87%	4.21%	4.86%
Net Assets, End of Period (thousands)	$1,282,123	$1,248,514	$1,314,853	$871,392	$463,538	$373,108	$316,234
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.13	%(B)	0.13%	0.14%	0.15%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	4.26	%(B)	4.44	%(B)	4.72%	4.72%	4.61%	4.72%	4.91%
Portfolio Turnover Rate	5	%(C)	14	%(C)	0%	3%	16%	6%	23%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	DFA Short-Term Extended Quality Portfolio		DFA Inflation-Protected Securities Portfolio
	Period March 4, 2009(a) to April 30, 2009		Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Period Sept. 18, 2006(a) to Nov. 30, 2006
	(Unaudited)		(Unaudited)
Net Asset Value, Beginning of Period	$10.00		$9.41		$10.80		$10.19		$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	(0.22	)(A)	0.70	(A)	0.45	(A)	0.02	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.07		1.19		(1.48)		0.50		0.17
Total From Investment Operations	0.14		0.97		(0.78)		0.95		0.19
Less Distributions
Net Investment Income	(0.02)		(0.10)		(0.61)		(0.34)		—
Net Realized Gains	—		(0.01)		—		—		—
Total Distributions	(0.02)		(0.11)		(0.61)		(0.34)		—
Net Asset Value, End of Period	$10.12		$10.27		$9.41		$10.80		$10.19
Total Return	1.35	%(C)	10.39	%(C)	(7.90	)%(C)	9.59%		1.90	%(C)
Net Assets, End of Period (thousands)	$162,267		$522,301		$371,747		$240,403		$34,299
Ratio of Expenses to Average Net Assets	0.22	%(B)(E)	0.14	%(B)	0.15	%(B)	0.20%		0.20	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.24	%(B)(E)	0.14	%(B)	0.14	%(B)	0.21%		0.60	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.39	%(B)(E)	(4.35	)%(B)	7.01	%(B)	4.58%		0.94	%(B)(E)
Portfolio Turnover Rate	0	%(C)	2	%(C)	3	%(C)	0%		0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

DFA Short-Term Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.02	$10.05	$10.02	$9.99	$10.09	$10.13	$9.97	$10.00	$10.07	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.19	(A)	0.31	(A)	0.28	(A)	0.22	0.17	0.16	0.11	(A)	0.21	(A)	0.20	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.23	(0.03)	0.02	0.02	(0.11)	(0.04)	0.15	0.28	(0.06)	0.02
Total From Investment Operations	0.33	0.16	0.33	0.30	0.11	0.13	0.31	0.39	0.15	0.22
Less Distributions
Net Investment Income	(0.11)	(0.19)	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.12)	(0.22)	(0.15)
Total Distributions	(0.11)	(0.19)	(0.30)	(0.27)	(0.21)	(0.17)	(0.15)	(0.12)	(0.22)	(0.15)
Net Asset Value, End of Period	$10.24	$10.02	$10.05	$10.02	$9.99	$10.09	$10.13	$10.27	$10.00	$10.07
Total Return	3.27	%(C)	1.63	%(C)	3.38%	3.01%	1.11%	1.27%	3.17%	3.90	%(C)	1.45	%(C)	2.23	%(C)
Net Assets, End of Period (thousands)	$1,013,540	$991,918	$948,426	$697,942	$511,543	$381,709	$213,389	$193,585	$180,915	$128,983
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.23	%(B)	0.23%	0.26%	0.30%	0.30%	0.30%	0.25	%(B)	0.27	%(B)	0.30	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.23	%(B)	0.23%	0.24%	0.29%	0.33%	0.34%	0.25	%(B)	0.26	%(B)	0.33	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.01	%(B)	2.04	%(B)	3.07%	2.77%	2.22%	1.73%	1.60%	2.25	%(B)	2.27	%(B)	3.22	%(B)(E)
Portfolio Turnover Rate	0	%(C)	1	%(C)	0%	0%	2%	6%	0%	2	%(C)	17	%(C)	7	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, of which thirty-seven (the "Portfolios") are included in this report and the remaining twenty are presented in separate reports.

Of the Portfolios, twelve (the "Feeder Funds") invest in a series of The DFA Investment Trust Company, with the exception of the DFA Global Real Estate Securities Portfolio which invests in portfolios of the DFA Investment Dimensions Group Inc., (the "Master Funds"):

Feeder Funds	Master Funds	Percentage Ownership at 04/30/09
U.S. Large Company Portfolio	The U.S. Large Company Series	78%

U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	78%

International Small Company Portfolio	The Japanese Small Company Series	90%

	The Asia Pacific Small Company Series	86%

	The United Kingdom Small Company Series	96%

	The Continental Small Company Series	93%

	The Canadian Small Company Series	100%

Japanese Small Company Portfolio	The Japanese Small Company Series	10%

Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	14%

United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	4%

Continental Small Company Portfolio	The Continental Small Company Series	7%

DFA Global Real Estate Securities Portfolio	DFA Real Estate Securities Portfolio	7%

	DFA International Real Estate Securities Portfolio	21%

Emerging Markets Portfolio	The Emerging Markets Series	92%

Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	97%

DFA One-Year Fixed Income Portfolio	The DFA One-Year Fixed Income Series	99%

DFA Two-Year Global Fixed Income Portfolio	The DFA Two-Year Global Fixed Income Series.	97%

Each Feeder Fund invests primarily in a corresponding Master Fund, with the exception of the International Small Company Portfolio and the DFA Global Real Estate Securities Portfolio, which invest in the Master Funds indicated. The International Small Company Portfolio and the DFA Global Real Estate Securities Portfolio also invest in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Prior to March 30, 2007, the U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, the U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, the U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

Effective February 28, 2009, the Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

On December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master feeder structure, had elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

On January 31, 2008, Class R1 Shares and on June 30, 2008, Class R2 Shares of U.S. Targeted Value Portfolio commenced operations. The Class R1 Shares and Class R2 Shares of each Portfolio of the Fund (except the U.S. Small Cap Value Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Micro Cap Portfolio, T.A. World ex U.S. Core Equity Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Small Cap Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio) contained in this report, had not commenced operations as of April 30, 2009. Class R1 and Class R2 Shares of each Portfolio (except the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, International Small Company Portfolio, DFA One-Year Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio) have 25,000,000 authorized shares. Class R1 and Class R2 Shares of the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, International Small Company Portfolio, DFA One-Year Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio have 50,000,000 authorized shares.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange

(normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by Enhanced U.S. Large Company Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Short-Term Municipal Bond Portfolio and DFA California Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Master Fund shares held by the DFA Global Real Estate Securities Portfolio are valued at their respective daily net asset value. The Feeder Funds' investments reflect proportionate interest in the net assets of their corresponding Master Fund.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, and/or since inception, if a Portfolio commenced operations after December 1, 2007, the Portfolios adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Large Company Portfolio	$2,272,425	—	—	$2,272,425	—	—	—	—
Enhanced U.S. Large Company Portfolio	9,387	$134,563	—	143,950	$24,054	—	—	$24,054

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Large Cap Value Portfolio	$4,747,094	—	—	$4,747,094	—	—	—	—
U.S. Targeted Value Portfolio	1,124,075	$294,257	—	1,418,332	—	—	—	—
U.S. Small Cap Value Portfolio	4,740,402	590,978	—	5,331,380	—	—	—	—
U.S. Core Equity 1 Portfolio	1,507,899	355,607	—	1,863,506	—	—	—	—
U.S. Core Equity 2 Portfolio	2,801,177	570,236	—	3,371,413	—	—	—	—
U.S. Vector Equity Portfolio	883,122	257,941	—	1,141,063	—	—	—	—
T.A. U.S. Core Equity 2 Portfolio	1,076,500	260,482	—	1,336,982	—	—	—	—
U.S. Small Cap Portfolio	2,004,718	387,166	—	2,391,884	—	—	—	—
U.S. Micro Cap Portfolio	2,452,801	327,860	—	2,780,661	—	—	—	—
DFA Real Estate Securities Portfolio	1,477,752	639,969	—	2,117,721	—	—	—	—
Large Cap International Portfolio	252,811	1,046,092	—	1,298,903	—	—	—	—
International Core Equity Portfolio	711,467	2,401,714	—	3,113,181	—	—	—	—
T.A. World ex U.S. Core Equity Portfolio	119,649	360,487	—	480,136	—	—	—	—
International Small Company Portfolio	3,097,456	15,072	—	3,112,528	—	—	—	—
Japanese Small Company Portfolio	95,700	—	—	95,700	—	—	—	—
Asia Pacific Small Company Portfolio	61,668	—	—	61,668	—	—	—	—
United Kingdom Small Company Portfolio	22,433	—	—	22,433	—	—	—	—
Continental Small Company Portfolio	80,571	—	—	80,571	—	—	—	—
DFA International Real Estate Securities Portfolio	25,905	541,714	—	567,619	—	—	—	—
DFA Global Real Estate Securities Portfolio	197,629	—	—	197,629	—	—	—	—
DFA International Small Cap Value Portfolio	374,440	5,640,141	—	6,014,581	—	—	—	—
International Vector Equity Portfolio	31,503	167,431	—	198,934	—	—	—	—
Emerging Markets Portfolio	1,446,909	—	—	1,446,909	—	—	—	—
Emerging Markets Small Cap Portfolio	714,546	—	—	714,546	—	—	—	—
Emerging Markets Core Equity Portfolio	577,702	1,328,694	—	1,906,396	—	—	—	—
DFA One-Year Fixed Income Portfolio	3,238,522	—	—	3,238,522	—	—	—	—
DFA Two-Year Global Fixed Income Portfolio	2,968,473	—	—	2,968,473	—	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	—	191,287	—	191,287	—	—	—	—
DFA Five-Year Government Portfolio	—	953,046	—	953,046	—	—	—	—
DFA Five-Year Global Fixed Income Portfolio	—	2,852,131	—	2,852,131	—	$1,335	—	$1,335
DFA Intermediate Government Fixed Income Portfolio	—	1,263,467	—	1,263,467	—	—	—	—
DFA Short-Term Extended Quality Portfolio	—	163,461	—	163,461	—	—	—	—
DFA Inflation-Protected Securities Portfolio	—	516,921	—	516,921	—	—	—	—
DFA Short-Term Municipal Bond Portfolio	19,741	972,520	—	992,261	—	—	—	—
DFA California Short-Term Municipal Bond Portfolio	2,133	189,198	—	191,331	—	—	—	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, and forwards which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio, the International Equity Portfolios, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates. The DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios, the Enhanced U.S. Large Company Portfolio, the DFA Selectively Hedged Global Fixed Income Portfolio, and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, and DFA Two-Year Global Fixed Income Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Core Equity Portfolio's investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the six months ended April 30, 2009, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio*	0.05%

U.S. Targeted Value Portfolio	0.10%

U.S. Small Cap Value Portfolio*	0.20%

U.S. Small Cap Portfolio*	0.03%

U.S. Micro Cap Portfolio*	0.10%

U.S. Core Equity 1 Portfolio	0.17%

U.S. Core Equity 2 Portfolio	0.20%

U.S. Vector Equity Portfolio	0.30%

T.A. U.S. Core Equity 2 Portfolio	0.22%

DFA Real Estate Securities Portfolio	0.30%

Large Cap International Portfolio	0.25%

International Core Equity Portfolio	0.35%

T.A. World ex U.S. Core Equity Portfolio	0.40%

DFA International Real Estate Securities Portfolio	0.35%

DFA International Small Cap Value Portfolio	0.65%

International Vector Equity Portfolio	0.45%

Emerging Markets Core Equity Portfolio	0.55%

DFA Selectively Hedged Global Fixed Income Portfolio	0.15%

DFA Five-Year Government Portfolio	0.20%

DFA Five-Year Global Fixed Income Portfolio	0.25%

DFA Intermediate Government Fixed Income Portfolio	0.10%

DFA Short-Term Extended Quality Portfolio	0.20%

DFA Inflation-Protected Securities Portfolio	0.10%

DFA Short-Term Municipal Bond Portfolio	0.20%

DFA California Short-Term Municipal Bond Portfolio	0.20%

For the six months ended April 30, 2009, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio, administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio	0.095%

Enhanced U.S. Large Company Portfolio*	0.15%

U.S. Large Cap Value Portfolio	0.15%

U.S. Targeted Value Portfolio	0.25%

U.S. Small Cap Value Portfolio*	0.30%

U.S. Small Cap Portfolio*	0.32%

U.S. Micro Cap Portfolio*	0.40%

International Small Company Portfolio	0.40%

Japanese Small Company Portfolio	0.40%

Asia Pacific Small Company Portfolio	0.40%

United Kingdom Small Company Portfolio	0.40%

Continental Small Company Portfolio	0.40%

DFA Global Real Estate Securities Portfolio	0.35%

Emerging Markets Portfolio	0.40%

Emerging Markets Small Cap Portfolio	0.45%

DFA One-Year Fixed Income Portfolio	0.10%

DFA Two-Year Global Fixed Income Portfolio	0.10%

*  Effective February 28, 2009, the Portfolios no longer invests substantially all of its assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios is identical to the advisory fee that was charged to The Series.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through March 1, 2010, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2009, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.15%	—	$336
U.S. Targeted Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (2)	0.23%	—	—
U.S. Core Equity 2 Portfolio (2)	0.26%	—	—
U.S. Vector Equity Portfolio (2)	0.36%	—	—
T.A. U.S. Core Equity 2 Portfolio (2)	0.30%	—	—
International Core Equity Portfolio (2)	0.49%	—	—
T.A. World ex U.S. Core Equity Portfolio (3)	0.60%	$129	6
International Small Company Portfolio (4)	0.45%	—	—
Japanese Small Company Portfolio (4)	0.47%	—	1
Asia Pacific Small Company Portfolio (4)	0.47%	—	47
United Kingdom Small Company Portfolio (4)	0.47%	—	53
Continental Small Company Portfolio (4)	0.47%	—	22
DFA International Real Estate Securities Portfolio (5)	0.65%	—	—
DFA Global Real Estate Securities Portfolio (6)	0.55%	—	320
International Vector Equity Portfolio (5)	0.60%	—	59
Emerging Markets Core Equity Portfolio (5)	0.85%	—	—
DFA Selectively Hedged Global Fixed Income Portfolio (5)	0.25%	—	—
DFA Short-Term Extended Quality Portfolio (2)	0.22%	—	4
DFA Inflation-Protected Securities Portfolio (5)	0.20%	—	—
DFA Short-Term Municipal Bond Portfolio (7)	0.30%	—	—
DFA California Short-Term Municipal Bond Portfolio (5)	0.30%	—	—

Class R1 Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Targeted Value Portfolio (8)	0.62%	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (9)	0.77%	—	—

(1) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including, for U.S. Large Company Portfolio, the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(3) The Advisor has contractually agreed to waive all or a portion of the Portfolio's advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly or indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.40% of the Portfolio's average net assets on an annualized basis. The Advisor has also contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(5) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume each Portfolio's expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(6) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. The Advisor has voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly or indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

(7) The Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") up to the amount of its total advisory fee when its Portfolio Expenses exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(8) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(9) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R2 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $94 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio	$56

Enhanced U.S. Large Company Portfolio	4

U.S. Large Cap Value Portfolio	116

U.S. Targeted Value Portfolio	24

U.S. Small Cap Value Portfolio	114

U.S. Core Equity 1 Portfolio	34

U.S. Core Equity 2 Portfolio	$63

U.S. Vector Equity Portfolio	20

T.A. U.S. Core Equity 2 Portfolio	23

U.S. Small Cap Portfolio	46

U.S. Micro Cap Portfolio	60

DFA Real Estate Securities Portfolio	34

Large Cap International Portfolio	27

International Core Equity Portfolio	57

T.A. World ex U.S. Core Equity Portfolio	9

International Small Company Portfolio	74

Japanese Small Company Portfolio	3

Asia Pacific Small Company Portfolio	1

United Kingdom Small Company Portfolio	1

Continental Small Company Portfolio	2

DFA International Real Estate Securities Portfolio	10

DFA Global Real Estate Securities Portfolio	4

DFA International Small Cap Value Portfolio	117

International Vector Equity Portfolio	3

Emerging Markets Portfolio	34

Emerging Markets Small Cap Portfolio	15

Emerging Markets Core Equity Portfolio	34

DFA One-Year Fixed Income Portfolio	83

DFA Two-Year Global Fixed Income Portfolio	78

DFA Selectively Hedged Global Fixed Income Portfolio	5

DFA Five-Year Government Portfolio	27

DFA Five-Year Global Fixed Income Portfolio	81

DFA Intermediate Government Fixed Income Portfolio	34

DFA Short-Term Extended Quality Portfolio	3

DFA Inflation-Protected Securities Portfolio	11

DFA Short-Term Municipal Bond Portfolio	26

DFA California Short-Term Municipal Bond Portfolio	5

E.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio*	$2,990	$18,432	$38,783	$17,945
U.S. Targeted Value Portfolio	—	—	386,662	75,166
U.S. Small Cap Value Portfolio*	—	—	308,376	329,602
U.S. Core Equity 1 Portfolio	—	—	378,707	86,289
U.S. Core Equity 2 Portfolio	—	—	597,999	75,980
U.S. Vector Equity Portfolio	—	—	179,603	60,870
T.A. U.S. Core Equity 2 Portfolio	—	—	576,557	37,503
U.S. Small Cap Portfolio*	—	—	103,316	84,023
U.S. Micro Cap Portfolio*	—	—	143,116	147,339
DFA Real Estate Securities Portfolio	—	—	212,625	32,251
Large Cap International Portfolio	—	—	96,451	158,858
International Core Equity Portfolio	—	—	719,136	86,272
T.A. World ex U.S. Core Equity Portfolio	—	—	223,186	17,105
DFA International Real Estate Securities Portfolio	—	—	144,738	9,960
DFA International Small Cap Value Portfolio	—	—	696,948	463,667
International Vector Equity Portfolio	—	—	110,149	10,584
Emerging Markets Core Equity Portfolio	—	—	344,515	50,365

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Selectively Hedged Global Fixed Income Portfolio	$11,056	$5,951	$85,971	$5,177
DFA Five-Year Government Portfolio	529,435	688,886	—	—
DFA Five-Year Global Fixed Income Portfolio	115,005	408,283	466,633	531,441
DFA Intermediate Government Fixed Income Portfolio	65,694	102,492	—	—
DFA Short-Term Extended Quality Portfolio	18,961	—	133,623	—
DFA Inflation-Protected Securities Portfolio	115,319	6,865	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	338,562	—
DFA California Short-Term Municipal Bond Portfolio	—	—	56,031	3,223

*  For the period February 28, 2009 through April 30, 2009, during which the Portfolio invested directly in securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Enhanced U.S. Large Company Portfolio	$(14,673)	$14,691	$(18)
U.S. Large Cap Value Portfolio	4,199	(4,185)	(14)
U.S. Targeted Value Portfolio	940	(958)	18
U.S. Small Cap Value Portfolio	1,317,651	36,758	(1,354,409)
T.A. U.S. Core Equity 2 Portfolio	(31)	31	—
U.S. Small Cap Portfolio	553,289	9,195	(562,484)
U.S. Micro Cap Portfolio	700,277	38,521	(738,798)
DFA Real Estate Securities Portfolio	—	(3,305)	3,305
Large Cap International Portfolio	15,899	(1,482)	(14,417)
International Core Equity Portfolio	8,889	(2,295)	(6,594)
T.A. World ex U.S. Core Equity Portfolio	(29)	35	(6)
International Small Company Portfolio	—	3,596	(3,596)
Japanese Small Company Portfolio	(623)	96	527
Asia Pacific Small Company Portfolio	—	(76)	76
United Kingdom Small Company Portfolio	14	71	(85)
Continental Small Company Portfolio	4	(3)	(1)
DFA International Real Estate Securities Portfolio	(5)	(516)	521
DFA Global Real Estate Securities Portfolio	(16)	16	—
DFA International Small Cap Value Portfolio	7,876	(9,622)	1,746
International Vector Equity Portfolio	(5)	(14)	19
Emerging Markets Portfolio	7,132	(6,340)	(792)

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Emerging Markets Small Cap Portfolio	$45	$(1,309)	$1,264
Emerging Markets Core Equity Portfolio	1,698	(1,074)	(624)
DFA One-Year Fixed Income Portfolio	(8,854)	8,854	—
DFA Two-Year Global Fixed Income Portfolio	(63,279)	62,999	280
DFA Selectively Hedged Global Fixed Income Portfolio	(2,209)	(5,238)	7,447
DFA Five-Year Global Fixed Income Portfolio	(5,349)	(15,289)	20,638
DFA Inflation-Protected Securities Portfolio	(32)	32	—
DFA California Short-Term Municipal Bond Portfolio	(11)	11	—

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio
2006	$41,748	—	$41,748
2007	55,847	—	55,847
2008	67,060	—	67,060
Enhanced U.S. Large Company Portfolio
2006	5,651	—	5,651
2007	23,020	$1,991	25,011
2008	15,756	17,593	33,349
U.S. Large Cap Value Portfolio
2006	83,776	5,642	89,418
2007	105,066	146,660	251,726
2008	118,438	315,456	433,894
U.S. Targeted Value Portfolio
2006	7,089	10,659	17,748
2007	9,597	12,911	22,508
2008	9,084	14,001	23,085
U.S. Small Cap Value Portfolio
2006	99,305	537,712	637,017
2007	168,338	643,084	811,422
2008	73,038	747,955	820,993
U.S. Core Equity 1 Portfolio
2006	5,968	—	5,968
2007	15,517	1,000	16,517
2008	22,927	—	22,927
U.S. Core Equity 2 Portfolio
2006	9,408	—	9,408
2007	36,180	1,451	37,631
2008	48,004	—	48,004

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Vector Equity Portfolio
2006	$1,296	—	$1,296
2007	13,979	—	13,979
2008	14,964	—	14,964
T.A. U.S. Core Equity 2 Portfolio
2007	—	—	—
2008	4,648	—	4,648
U.S. Small Cap Portfolio
2006	49,510	$117,599	167,109
2007	70,394	144,164	214,558
2008	35,218	173,651	208,869
U.S. Micro Cap Portfolio
2006	97,962	222,188	320,150
2007	109,408	344,357	453,765
2008	82,937	350,692	433,629
DFA Real Estate Securities Portfolio
2006	59,687	48,370	108,057
2007	65,631	77,963	143,594
2008	34,694	200,903	235,597
Large Cap International Portfolio
2006	40,702	—	40,702
2007	52,781	909	53,690
2008	54,328	28,913	83,241
International Core Equity Portfolio
2006	9,763	—	9,763
2007	40,770	205	40,975
2008	85,639	17,053	102,692
T.A. World ex U.S. Core Equity Portfolio
2008	1,192	—	1,192
International Small Company Portfolio
2006	90,178	123,568	213,746
2007	147,606	139,397	287,003
2008	167,345	279,890	447,235
Japanese Small Company Portfolio
2006	2,258	—	2,258
2007	2,759	—	2,759
2008	3,574	—	3,574
Asia Pacific Small Company Portfolio
2006	1,662	—	1,662
2007	3,089	—	3,089
2008	4,433	—	4,433

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
United Kingdom Small Company Portfolio
2006	$799	$888	—	$1,687
2007	1,360	1,153	—	2,513
2008	1,227	1,311	$19	2,557
Continental Small Company Portfolio
2006	1,559	5,185	—	6,744
2007	3,386	2,271	—	5,657
2008	4,326	6,764	97	11,187
DFA International Real Estate Securities Portfolio
2006	—	—	—	—
2007	2,768	—	—	2,768
2008	19,791	—	—	19,791
DFA Global Real Estate Securities Portfolio
2008	—	—	—	—
DFA International Small Cap Value Portfolio
2006	132,360	176,381	—	308,741
2007	218,066	401,394	—	619,460
2008	318,023	534,468	—	852,491
International Vector Equity Portfolio
2008	—	—	—	—
Emerging Markets Portfolio
2006	55,765	587	—	56,352
2007	54,872	23,352	—	78,224
2008	70,205	128,306	—	198,511
Emerging Markets Small Cap Portfolio
2006	15,659	11,803	—	27,462
2007	21,595	53,499	—	75,094
2008	32,090	83,686	—	115,776
Emerging Markets Core Equity Portfolio
2006	9,153	83	—	9,236
2007	26,413	1,966	—	28,379
2008	42,769	5,265	204	48,238
DFA One-Year Fixed Income Portfolio
2006	88,029	—	—	88,029
2007	149,471	—	—	149,471
2008	102,391	—	—	102,391
DFA Two-Year Global Fixed Income Portfolio
2006	28,485	—	—	28,485
2007	78,938	—	—	78,938
2008	99,528	296	—	99,824

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total
DFA Selectively Hedged Global Fixed Income Portfolio
2008	—	—	$68	$68
DFA Five-Year Government Portfolio
2006	$34,242	—	—	34,242
2007	49,378	—	—	49,378
2008	38,626	—	—	38,626
DFA Five-Year Global Fixed Income Portfolio
2006	54,715	—	4,812	59,527
2007	60,967	—	—	60,967
2008	96,473	—	5,349	101,822
DFA Intermediate Government Fixed Income Portfolio
2006	25,823	$2,647	—	28,470
2007	46,222	310	—	46,532
2008	59,933	112	—	60,045
DFA Inflation-Protected Securities Portfolio
2006	—	—	—	—
2007	2,996	—	—	2,996
2008	19,588	—	—	19,588
DFA Short-Term Municipal Bond Portfolio
2006	16,050	—	—	16,050
2007	24,969	—	—	24,969
2008	18,834	—	—	18,834
DFA California Short-Term Municipal Bond Portfolio
2007	1,116	—	—	1,116
2008	3,577	—	—	3,577

At October 31, 2008, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Value Portfolio	$4,198	—	$4,198
U.S. Targeted Value Portfolio	939	—	939
Large Cap International Portfolio	881	—	881
International Core Equity Portfolio	1,299	—	1,299
DFA International Real Estate Securities Portfolio	8	—	8
DFA International Small Cap Value Portfolio	7,029	$846	7,875
Emerging Markets Portfolio	5,434	1,698	7,132
Emerging Markets Small Cap Portfolio	45	—	45

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	$10,911	—	$(129,796)	$(118,885)
Enhanced U.S. Large Company Portfolio	17,552	—	(116,138)*	(98,586)
U.S. Large Cap Value Portfolio	30,999	—	—	30,999
U.S. Targeted Value Portfolio	2,111	—	(998)	1,113
U.S. Small Cap Value Portfolio	32,013	—	(371,019)	(339,006)
U.S. Core Equity 1 Portfolio	280	—	(21,910)	(21,630)
U.S. Core Equity 2 Portfolio	443	—	(57,743)	(57,300)
U.S. Vector Equity Portfolio	3,652	—	(14,463)	(10,811)
T.A. U.S. Core Equity 2 Portfolio	1,833	—	(7,282)	(5,449)
U.S. Small Cap Portfolio	7,870	—	(380,119)	(372,249)
U.S. Micro Cap Portfolio	36,230	—	(453,532)	(417,302)
DFA Real Estate Securities Portfolio	34,249	—	(70,758)	(36,509)
Large Cap International Portfolio	2,829	—	(19,004)	(16,175)
International Core Equity Portfolio	563	—	(10,739)	(10,176)
T.A. World ex U.S. Core Equity Portfolio	1,016	—	(2,250)	(1,234)
International Small Company Portfolio	13,366	—	(125,946)	(112,580)
Japanese Small Company Portfolio	1,084	—	(68,241)	(67,157)
Asia Pacific Small Company Portfolio	1,077	—	(30,387)	(29,310)
United Kingdom Small Company Portfolio	—	—	(931)	(931)
Continental Small Company Portfolio	—	—	(16,513)	(16,513)
DFA International Real Estate Securities Portfolio	5,091	—	(13,492)	(8,401)
DFA Global Real Estate Securities Portfolio	13	—	—	13
DFA International Small Cap Value Portfolio	13,995	$25,188	—	39,183
International Vector Equity Portfolio	232	—	(27)	205
Emerging Markets Portfolio	5,867	20,944	—	26,811
Emerging Markets Small Cap Portfolio	3,552	—	(21,881)	(18,329)
Emerging Markets Core Equity Portfolio	—	—	(62,950)	(62,950)
DFA One-Year Fixed Income Portfolio	9,752	—	(13,882)	(4,130)
DFA Two-Year Global Fixed Income Portfolio	84,596	—	(22,911)	61,685
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	—	—
DFA Five-Year Government Portfolio	5,156	—	(19,566)	(14,410)
DFA Five-Year Global Fixed Income Portfolio	—	—	(37,996)	(37,996)
DFA Intermediate Government Fixed Income Portfolio	10,404	6,294	—	16,698
DFA Inflation-Protected Securities Portfolio	4,009	364	—	4,373
DFA Short-Term Municipal Bond Portfolio	2,185	—	(17)	2,168
DFA California Short-Term Municipal Bond Portfolio	442	—	(23)	419

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2009	2010	2011	2012	2013	2014	2015	2016		Total
U.S. Large Company Portfolio	—	—	$27,798	—	$5,485	$8,867	—	$87,646		$129,796
Enhanced U.S. Large Company Portfolio	—	—	—	—	—	—	—	116,138	*	116,138	*
U.S. Targeted Value Portfolio	—	—	—	—	—	—	—	998		998
U.S. Small Cap Value Portfolio	—	—	—	—	—	—	—	371,019		371,019
U.S. Core Equity 1 Portfolio	—	—	—	—	—	—	$3,266	18,644		21,910
U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	15,562	42,181		57,743
U.S. Vector Equity Portfolio	—	—	—	—	—	—	1,759	12,704		14,463
T.A. U.S. Core Equity 2 Portfolio	—	—	—	—	—	—	310	6,972		7,282

	2009	2010	2011	2012	2013	2014	2015	2016	Total
U.S. Small Cap Portfolio	—	—	—	—	—	—	—	$380,119	$380,119
U.S. Micro Cap Portfolio	—	—	—	—	—	—	—	453,532	453,532
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	—	70,758	70,758
Large Cap International Portfolio	—	—	—	—	—	—	—	19,004	19,004
International Core Equity Portfolio	—	—	—	—	—	—	—	10,739	10,739
T.A. World ex U.S. Core Equity Portfolio	—	—	—	—	—	—	—	2,250	2,250
International Small Company Portfolio	—	—	—	—	—	—	—	125,946	125,946
Japanese Small Company Portfolio	$3,508	$4,453	$19,912	$3,801	$3,055	$2,451	$8,004	23,057	68,241
Asia Pacific Small Company Portfolio	—	—	5,837	1,150	907	864	—	21,629	30,387
United Kingdom Small Company Portfolio	—	—	—	—	—	—	—	931	931
Continental Small Company Portfolio	—	—	—	—	—	—	—	16,513	16,513
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	46	13,446	13,492
International Vector Equity Portfolio	—	—	—	—	—	—	—	27	27
Emerging Markets Small Cap Portfolio	—	—	—	—	—	—	—	21,881	21,881
Emerging Markets Core Equity Portfolio	—	—	—	—	—	—	—	62,950	62,950
DFA One-Year Fixed Income Portfolio	—	—	—	1,119	4,660	—	6,830	1,273	13,882
DFA Two-Year Global Fixed Income Portfolio	—	—	—	3,018	10,707	8,622	—	564	22,911
DFA Five-Year Government Portfolio	—	—	—	—	4,975	14,591	—	—	19,566
DFA Five-Year Global Fixed Income Portfolio	—	—	—	4,667	12,384	15,882	—	5,063	37,996
DFA Short-Term Municipal Bond Portfolio	—	—	—	17	—	—	—	—	17
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	—	—	4	19	23

*  As a result of The Enhanced U.S. Large Company Series "Check the Box" election on 11/1/2008, a $116,138,144 capital loss carryover was transferred to the Enhanced U.S. Large Company Portfolio. Per limitations within Internal Revenue Code Section 381(c)(3), the Portfolio will not be able to apply any of this until the tax year ended 10/31/2009 or the first taxable year ending after the date of the transfer. Any unused portion of the loss will expire in 2016.

During the period ended October 31, 2008, the following Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA Five-Year Government Portfolio	$2,704

For the period ended October 31, 2008, the Japanese Small Company Portfolio had capital loss carryforward expirations of $632 (in thousands).

Some of the Portfolios' investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2008, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
Large Cap International Portfolio	$2,082	$15
International Core Equity Portfolio	74	30
T.A. World ex U.S. Core Equity Portfolio	—	—
International Small Company Portfolio	4,396	4,189
Japanese Small Company Portfolio	117	142
Asia Pacific Small Company Portfolio	664	—
United Kingdom Small Company Portfolio	41	147
Continental Small Company Portfolio	—	2
DFA International Real Estate Securities Portfolio	980	—
DFA International Small Cap Value Portfolio	13,204	—
Emerging Markets Portfolio	—	—
Emerging Markets Small Cap Portfolio	85	—
Emerging Markets Core Equity Portfolio	—	4

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$3,027,526	$93,016	$(848,117)	$(755,101)
Enhanced U.S. Large Company Portfolio	192,168	24,462	(72,680)	(48,218)
U.S. Large Cap Value Portfolio	4,995,570	350,769	(599,245)	(248,476)
U.S. Targeted Value Portfolio	1,748,251	75,116	(405,035)	(329,919)
U.S. Small Cap Value Portfolio	7,079,491	414,919	(2,163,030)	(1,748,111)
U.S. Core Equity 1 Portfolio	2,391,448	40,453	(568,395)	(527,942)
U.S. Core Equity 2 Portfolio	4,586,240	88,448	(1,303,275)	(1,214,827)
U.S. Vector Equity Portfolio	1,556,794	30,421	(446,152)	(415,731)
T.A. U.S. Core Equity 2 Portfolio	1,513,734	53,910	(230,662)	(176,752)
U.S. Small Cap Portfolio	2,780,144	282,350	(670,610)	(388,260)
U.S. Micro Cap Portfolio	3,408,805	464,388	(1,092,532)	(628,144)
DFA Real Estate Securities Portfolio	3,012,673	32,235	(927,187)	(894,952)
Large Cap International Portfolio	1,527,756	106,844	(335,697)	(228,853)
International Core Equity Portfolio	4,335,754	41,386	(1,263,959)	(1,222,573)
T.A. World ex U.S. Core Equity Portfolio	536,472	23,266	(79,602)	(56,336)
International Small Company Portfolio	4,286,326	208,976	(1,382,774)	(1,173,798)
Japanese Small Company Portfolio	215,359	42,228	(161,887)	(119,659)
Asia Pacific Small Company Portfolio	98,001	49,079	(85,412)	(36,333)
United Kingdom Small Company Portfolio	33,642	58,408	(69,617)	(11,209)
Continental Small Company Portfolio	119,528	79,201	(118,158)	(38,957)
DFA International Real Estate Securities Portfolio	1,001,533	726,813	(1,160,727)	(433,914)
DFA Global Real Estate Securities Portfolio	251,094	—	(53,465)	(53,465)
DFA International Small Cap Value Portfolio	8,399,180	358,159	(2,742,758)	(2,384,599)
International Vector Equity Portfolio	206,663	12,253	(19,982)	(7,729)
Emerging Markets Portfolio	963,376	589,657	(106,124)	483,533
Emerging Markets Small Cap Portfolio	780,670	114,057	(180,181)	(66,124)
Emerging Markets Core Equity Portfolio	2,153,857	148,068	(395,529)	(247,461)
DFA One-Year Fixed Income Portfolio	3,223,257	84,701	(69,436)	15,265
DFA Two-Year Global Fixed Income Portfolio	2,930,552	157,837	(119,916)	37,921
DFA Selectively Hedged Global Fixed Income Portfolio	202,148	10,302	(21,163)	(10,861)
DFA Five-Year Government Portfolio	930,149	25,978	(3,081)	22,897
DFA Five-Year Global Fixed Income Portfolio	2,739,183	165,452	(52,504)	112,948
DFA Intermediate Government Fixed Income Portfolio	1,169,332	94,921	(786)	94,135
DFA Short-Term Extended Quality Portfolio	162,221	1,664	(424)	1,240
DFA Inflation-Protected Securities Portfolio	514,038	7,558	(4,675)	2,883
DFA Short-Term Municipal Bond Portfolio	975,077	17,759	(575)	17,184
DFA California Short-Term Municipal Bond Portfolio	187,439	3,907	(15)	3,892

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008, depending on the Portfolios' inception date), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

For the Portfolios that adopted the provisions of FIN 48 during the fiscal year ended November 30, 2007, management has analyzed the Portfolios' tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amount of any unrecognized tax benefits significantly increasing or decreasing for any of the Portfolios.

On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master feeder structure each with a RIC feeder ("the Portfolios"), having 100% investment in their respective master fund, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code §337(a), each of the master funds recognizes no gain or loss and, pursuant to Code §332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC §332 (c), each of the aforementioned Portfolios has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income.

Pursuant to Code §§ 334(b)(1) and 1223, each of the Portfolios will maintain each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

Each aforementioned master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date (amounts in thousands).

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The U.S. Micro Cap Series	$(1,265,661)	$1,255,055	$59	$10,547
The U.S. Small Cap Value Series	(3,245,134)	3,217,140	113	27,881
The U.S. Small Cap Series	(1,198,194)	1,190,062	42	8,090

Each of the Portfolios impacted by the "Check the Box" election will also have permanent book/tax differences resulting from the transaction. Listed below are those permanent differences impacting each respective Portfolio. These permanent differences for each portfolio and their respective master fund include items, such as, the reversal of the portfolio's cumulative deferred wash sale losses relative to trades in the master fund and the transfer of the master fund's deferred wash sale losses to the portfolio, the recording of the master fund's and the reversal of the portfolio's unrealized appreciation/depreciation on investment securities, and the transfer of the master fund's cumulative deferred officers' compensation. For financial statement purposes, these adjustments did not result in any changes to each respective fund's net assets or net asset value per share (amounts in thousands).

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
U.S. Micro Cap Portfolio	$(658,120)	$473,720	$(102)	$184,502
U.S. Small Cap Value Portfolio	(1,345,309)	1,000,380	(200)	345,129
U.S. Small Cap Portfolio	(409,380)	270,782	(77)	138,675

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master feeder structure and The Enhanced U.S. Large Company Portfolio ("the Portfolio"), having 100% investment in its respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the portfolio, with the portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code §337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code §332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332 (c), the Portfolio has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income.

Pursuant to Code §§ 334(b(1) and 1223, the Portfolio will maintain the Master Fund's holding period and tax basis in the assets deemed transferred to the Portfolio.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(117,037,950)	$52,451,710	$(425,031)	$65,011,271

The Portfolio will also have permanent book/tax differences resulting from the "Check the Box" election. Listed below are those permanent differences impacting the Portfolio. These permanent differences include items, such as, the transfer of the master fund's capital loss carryover to the Portfolio, the reversal of the Portfolio's cumulative deferred wash sale losses relative to trades in the master fund and the transfer of the master fund's deferred wash sale losses to the Portfolio, the recording of the master fund's and the reversal of the Portfolio's unrealized appreciation/depreciation on investment securities, and the transfer of the master fund's cumulative deferred officers' compensation. For financial statement purposes, these adjustments did not result in any changes to the fund's net assets or net asset value per share.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$64,118,768	$59,581,296	$(429,063)	$(123,271,001)

For financial reporting purposes, this transaction had no impact on the net assets of the the fund.

On November 1, 2008, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master feeder structure with RIC feeders, underlying fund of fund investors (Two Year Global Fixed Income Series) and direct client investors, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. As a result of this election, for tax purposes, the master funds are deemed to have distributed all of their assets and liabilities to their shareholders in liquidation of the master fund. Since each master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, each fund's respective transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332 for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to newly formed partnerships. The final tax year end of the Master Funds was October 31, 2008.

For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code§ 334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholders owning 80% or more of the master fund, pursuant to Internal Revenue Code § 332 (a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC §§ 334(b)(1) and 1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. However, any security distributed in satisfaction of the master's final dividend would have a basis equal to their fair market value and would be deemed acquired on the liquidation date.

Each master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The DFA One-Year Fixed Income Series	$(27,616,090)	$11,473,625	$49,753	$16,092,712
The DFA Two-Year Global Fixed Income Series	21,245,521	(39,613,298)	(6,979,642)	25,347,419

Each Portfolio impacted by the "Check the Box" election also has permanent book/tax differences resulting from the transaction. Listed below are the permanent differences impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA One-Year Fixed Income Portfolio	$23,017,604	$(17,665,726)	—	$(5,351,878)
DFA Two-Year Global Fixed Income Portfolio	58,589,854	(42,686,199)	$(6,443,265)	(9,460,390)
Global 60/40 Portfolio	—	(3,046,638)	—	3,046,638
Global 25/75 Portfolio	—	(1,370,411)	—	1,370,411

The Global 60/40 Portfolio and the Global 25/75 Portfolio, each representing a less than 80% owner of The DFA Two-Year Global Fixed Income Series, recognized $3,046,638 and $1,370,411 of net capital gain respectively for their tax year ended October 31, 2008, pursuant to IRC §331.

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
U.S. Targeted Value Portfolio	Amount	Shares	Amount	Shares	Amount	Shares
Class R1 Shares*
Shares Issued	$5,931	1,006	$41,494	4,172	N/A	N/A
Shares Issued in Lieu of Cash Distributions	250	42	351	36	N/A	N/A
Shares Redeemed	(3,540)	(618)	(7,142)	(761)	N/A	N/A
Net Increase (Decrease)—Class R1 Shares	$2,641	430	$34,703	3,447	N/A	N/A

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
U.S. Targeted Value Portfolio	Amount	Shares	Amount	Shares	Amount	Shares
Class R2 Shares**
Shares Issued	$451	67	$3,032	306	N/A	N/A
Shares Issued in Lieu of Cash Distributions	15	3	10	1	N/A	N/A
Shares Redeemed	(260)	(40)	(799)	(88)	N/A	N/A
Net Increase (Decrease)—Class R2 Shares	$206	30	$2,243	219	N/A	N/A
Institutional Class Shares
Shares Issued	$529,773	59,286	$930,939	66,970	$500,717	28,579
Shares Issued in Lieu of Cash Distributions	7,656	887	20,933	1,410	18,152	1,060
Shares Redeemed	(246,581)	(28,033)	(327,204)	(24,350)	(110,437)	(6,247)
Net Increase (Decrease)—Institutional Class Shares	$290,848	32,140	$624,668	44,030	$408,432	23,392

*  Class R1 Shares commenced operations on January 31, 2008.

**  Class R2 Shares commenced operations on June 30, 2008.

H.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Forward Currency Contracts: The DFA Selectively Hedged Global Fixed Income Portfolio and DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At April 30, 2009, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA Five-Year Global Fixed Income Portfolio

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at April 30, 2009	Unrealized Foreign Exchange Gain (Loss)
05/12/09	19,217,093	Japanese Yen	$195,700	$194,895	$805
05/12/09	55,434	Pound Sterling	80,717	82,006	(1,289)
05/12/09	200,229	Swedish Krona	23,081	24,890	(1,809)

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at April 30, 2009	Unrealized Foreign Exchange Gain (Loss)
05/12/09	47,130	Swiss Franc	$40,225	$41,301	$(1,076)
05/14/09	22,710,220	Japanese Yen	231,790	230,328	1,462
05/20/09	16,703,541	Japanese Yen	172,665	169,423	3,242
			$744,178	$742,843	$1,335

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

4.  Futures Contracts:  During the six months ended April 30, 2009, the Portfolios entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements.

At April 30, 2009, the following Portfolio had outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
Enhanced U.S. Large Company Portfolio	S&P 500 Index®	06/19/2009	647	$140,723	$24,054	$16,013

5.  Treasury Inflation-Protected Securities (TIPS): The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

I.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Small Cap Value Portfolio	2.09%	$9,857	8	$5	$12,384
U.S. Core Equity 1 Portfolio	2.00%	4,381	8	2	12,148
U.S. Vector Equity Portfolio	2.25%	4,787	19	6	14,819
T.A. U.S. Core Equity 2 Portfolio	2.07%	3,108	15	3	12,832
U.S. Small Cap Portfolio	2.07%	9,401	15	8	27,804
U.S. Micro Cap Portfolio	1.85%	5,800	12	4	22,530
DFA Real Estate Securities Portfolio	1.90%	3,796	14	3	6,865
DFA Global Real Estate Securities Portfolio	2.08%	71	11	—	263

There were no outstanding borrowings by the Portfolios under this line of credit at April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Large Cap International Portfolio	0.95%	$4,079	34	$4	$14,855
International Core Equity Portfolio	0.96%	7,561	26	5	19,021
T.A. World ex U.S. Core Equity Portfolio	0.89%	4,582	16	2	8,114
International Small Company Portfolio	0.95%	2,342	23	1	7,234
DFA International Real Estate Securities Portfolio	0.95%	1,395	8	—	2,591
DFA International Small Cap Value Portfolio	0.96%	13,299	17	6	22,578
International Vector Equity Portfolio	0.95%	1,003	29	1	2,875
Emerging Markets Core Equity Portfolio	0.96%	5,951	17	3	12,568

At April 30, 2009, International Vector Equity Portfolio had a loan outstanding in the amount of $639 (amount in thousands).

J.  Securities Lending:

As of April 30, 2009, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K.  Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

L.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

N.  In-Kind Redemptions:

In accordance with guidelines described in the Portfolios' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the period December 1, 2007 to October 31, 2008, the following Portfolios realized net gains of in-kind redemptions (amounts in thousands):

Large Cap International Portfolio	$14,987
International Core Equity Portfolio	7,590
Emerging Markets Core Equity Portfolio	1,902

O.  Other:

At April 30, 2009, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio — Institutional Class Shares	2	59%
Enhanced U.S. Large Company Portfolio — Institutional Class Shares	3	82%
U.S. Large Cap Value Portfolio — Institutional Class Shares	3	75%
U.S. Targeted Value Portfolio — Class R1 Shares	1	98%
U.S. Targeted Value Portfolio — Class R2 Shares	1	86%
U.S. Targeted Value Portfolio — Institutional Class Shares	2	57%
U.S. Small Cap Value Portfolio — Institutional Class Shares	2	51%
U.S. Core Equity 1 Portfolio — Institutional Class Shares	4	80%
U.S. Core Equity 2 Portfolio — Institutional Class Shares	3	65%
U.S. Vector Equity Portfolio — Institutional Class Shares	3	79%
T.A. U.S. Core Equity 2 Portfolio — Institutional Class Shares	3	94%
U.S. Small Cap Portfolio — Institutional Class Shares	2	44%
U.S. Micro Cap Portfolio — Institutional Class Shares	1	41%
DFA Real Estate Securities Portfolio — Institutional Class Shares	2	65%
Large Cap International Portfolio — Institutional Class Shares	2	76%
International Core Equity Portfolio — Institutional Class Shares	3	69%
T.A. World ex U.S. Core Equity Portfolio — Institutional Class Shares	3	93%
International Small Company Portfolio — Institutional Class Shares	2	51%
Japanese Small Company Portfolio — Institutional Class Shares	3	67%
Asia Pacific Small Company Portfolio — Institutional Class Shares	1	57%
United Kingdom Small Company Portfolio — Institutional Class Shares	2	83%
Continental Small Company Portfolio — Institutional Class Shares	2	64%
DFA International Real Estate Securities Portfolio — Institutional Class Shares	3	81%
DFA Global Real Estate Securities Portfolio — Institutional Class Shares	2	85%
DFA International Small Cap Value Portfolio — Institutional Class Shares	2	46%
International Vector Equity Portfolio — Institutional Class Shares	3	93%
Emerging Markets Portfolio — Institutional Class Shares	2	57%
Emerging Markets Small Cap Portfolio — Institutional Class Shares	2	49%
Emerging Markets Core Equity Portfolio — Institutional Class Shares	3	79%
DFA One-Year Fixed Income Portfolio — Institutional Class Shares	3	79%
DFA Two-Year Global Fixed Income Portfolio — Institutional Class Shares	2	80%
DFA Selectively Hedged Global Fixed Income Portfolio — Institutional Class Shares	2	80%
DFA Five-Year Government Portfolio — Institutional Class Shares	3	76%
DFA Five-Year Global Fixed Income Portfolio — Institutional Class Shares	4	84%
DFA Intermediate Government Fixed Income Portfolio — Institutional Class Shares	2	76%
DFA Short-Term Extended Quality Portfolio — Institutional Class Shares	3	91%
DFA Inflation-Protected Securities Portfolio — Institutional Class Shares	3	83%
DFA Short-Term Municipal Bond Portfolio — Institutional Class Shares	3	81%
DFA California Short-Term Municipal Bond Portfolio — Institutional Class Shares	3	96%

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$1,000.40	0.74%	$3.67
Institutional Class Shares	$1,000.00	$1,001.20	0.46%	$2.28
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.12	0.74%	$3.71
Institutional Class Shares	$1,000.00	$1,022.51	0.46%	$2.31

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$3,300,609
Receivable for Fund Shares Sold	5,214
Prepaid Expenses and Other Assets	76
Total Assets	3,305,899
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	2,231
Fund Shares Redeemed	2,983
Due to Advisor	521
Accrued Expenses and Other Liabilities	290
Total Liabilities	6,025
NET ASSETS	$3,299,874
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $3,521 and shares outstanding of 695,410	$5.06
NUMBER OF SHARES AUTHORIZED	25,000,000
Institutional Class Shares — based on net assets of $3,296,353 and shares outstanding of 264,974,638	$12.44
NUMBER OF SHARES AUTHORIZED	600,000,000
Investment in Affiliated Investment Company at Cost	$3,340,291
NET ASSETS CONSIST OF:
Paid-In Capital	$4,721,673
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	30,589
Accumulated Net Realized Gain (Loss)	(1,412,284)
Net Unrealized Foreign Exchange Gain (Loss)	(422)
Net Unrealized Appreciation (Depreciation)	(39,682)
NET ASSETS	$3,299,874

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,864)	$50,842
Interest	129
Income from Securities Lending	5,072
Expenses Allocated from Affiliated Investment Company	(3,514)
Total Investment Income	52,529
Expenses
Administrative Services Fees	2,997
Accounting & Transfer Agent Fees	39
Shareholder Servicing Fees — Class R2 Shares	4
Filing Fees	45
Shareholders' Reports	74
Directors'/Trustees' Fees & Expenses	22
Professional Fees	85
Other	29
Total Expenses	3,295
Net Investment Income (Loss)	49,234
Net Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(18,803)
Futures	(824)
Foreign Currency Transactions	307
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(39,682)
Translation of Foreign Currency Denominated Amounts	(422)
Net Realized and Unrealized Gain (Loss)	(59,424)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,190)

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec.1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$49,234	$193,222	$160,985
Net Realized Gain (Loss) on:
Investment Securities Sold	(18,803)	414,722 †	120,165 †
Futures	(824)	—	—
Foreign Currency Transactions	307	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(39,682)	(3,685,039)†	517,981 †
Translation of Foreign Currency Denominated Amounts	(422)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,190)	(3,077,095)	799,131
Distributions From:
Net Investment Income:
Class R2 Shares	(63)	(218)	—
Institutional Class Shares	(28,038)	(203,735)	(140,110)
Net Short-Term Gains:
Institutional Class Shares	—	(14,929)	(9,341)
Net Long-Term Gains:
Institutional Class Shares	—	(106,397)	(65,358)
Total Distributions	(28,101)	(325,279)	(214,809)
Capital Share Transactions:
Shares Issued	634,385	1,701,392	2,157,333
Shares Issued in Lieu of Cash Distributions	26,223	301,997	192,509
Shares Redeemed	(675,888)	(1,509,639)	(1,128,154)
Net Increase (Decrease) from Capital Share Transactions	(15,280)	493,750	1,221,688
Total Increase (Decrease) in Net Assets	(53,571)	(2,908,624)	1,806,010
Net Assets
Beginning of Period	3,353,445	6,262,069	4,456,059
End of Period	$3,299,874	$3,353,445	$6,262,069

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$30,589	$9,456	$20,513

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Class R2 Shares

	Six Months Ended April 30, 2009		Period April 30, 2008(a) to Oct. 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$5.16		$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.25	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.08)		(4.46)
Total from Investment Operations	(0.01)		(4.21)
Less Distributions
Net Investment Income	(0.09)		(0.63)
Net Realized Gains	—		—
Total Distributions	(0.09)		(0.63)
Net Asset Value, End of Period	$5.06		$5.16
Total Return	0.04	%(C)	(44.63	)%(C)
Net Assets, End of Period (thousands)	$3,521		$3,372
Ratio of Expenses to Average Net Assets (D)	0.74	%(B)	0.73	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.08	%(B)	7.47	%(B)(E)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  DIMENSIONAL INVESTMENT GROUP INC.

  DFA INTERNATIONAL VALUE PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Institutional Class Shares

Six Months Ended April 30, 2009	Period Dec.1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$12.54	$25.51	$22.71	$17.67	$15.73	$12.20	$9.19
Income from Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.74	(A)	0.72	(A)	0.66	(A)	0.48	0.26	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.17)	(12.44)	3.09	5.37	1.89	3.58	3.02
Total from Investment Operations	0.01	(11.70)	3.81	6.03	2.37	3.84	3.24
Less Distributions
Net Investment Income	(0.11)	(0.78)	(0.63)	(0.65)	(0.42)	(0.31)	(0.23)
Net Realized Gains	—	(0.49)	(0.38)	(0.34)	(0.01)	—	—
Total Distributions	(0.11)	(1.27)	(1.01)	(0.99)	(0.43)	(0.31)	(0.23)
Net Asset Value, End of Period	$12.44	$12.54	$25.51	$22.71	$17.67	$15.73	$12.20
Total Return	0.12	%(C)	(47.96	)%(C)	17.09%	35.39%	15.40%	31.86%	35.92%
Net Assets, End of Period (thousands)	$3,296,353	$3,350,073	$6,262,069	$4,456,059	$2,518,457	$1,431,989	$748,319
Ratio of Expenses to Average Net Assets (D)	0.46	%(B)	0.44	%(B)	0.44%	0.44%	0.48%	0.51%	0.52%
Ratio of Net Investment Income to Average Net Assets	3.31	%(B)	3.86	%(B)	2.89%	3.25%	2.86%	1.87%	2.26%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.
DFA INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the DFA International Value Portfolio (the "Portfolio") is presented in this section of the report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2009, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Class R2 shares commenced operations on April 30, 2008. As of April 30, 2009, Class R1 shares has 25,000,000 authorized shares and has not commenced operations.

On November 1, 2008 The DFA International Value Series, a master fund in a RIC/RIC master feeder structure, had elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolio adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
DFA International Value Portfolio	$3,300,609	—	—	$3,300,609

2.  Deferred Compensation Plan:  Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $78 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

3.  Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2009, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Pursuant to the Expense Assumption Agreement for the Class R2 shares of the DFA International Value Portfolio, the Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administrative fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 shares of the Portfolio to 0.79% of its average net assets on an annualized basis. At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than 0.79% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.79% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

The Expense Assumption Agreement will remain in effect until March 1, 2010 and shall continue to remain in effect for year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2009, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to a reclassification of distributions, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(326)	$326

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$120,187	$45,625	$165,812
2007	156,076	69,683	225,759
2008	218,970	106,309	325,279

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Caryforward	Total Net Distributable Earnings (Accumulated Losses)
$9,535	—	$(1,392,964)	$(1,383,429)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had capital loss carryforwards in the amount of $1,392,964 to offset future realized capital gains expiring in 2016.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,538,086	$216,559	$(454,036)	$(237,477)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

E.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
	Amount	Shares	Amount	Shares	Amount	Shares
Class R2 Shares*
Shares Issued	$694	149	$5,585	703	N/A	N/A
Shares Issued in Lieu of Cash Distributions	63	13	218	25	N/A	N/A
Shares Redeemed	(543)	(120)	(624)	(75)	N/A	N/A
Net Increase (Decrease)— Class R2 Shares	$214	42	$5,179	653	N/A	N/A
Institutional Class Shares
Shares Issued	$633,691	55,972	$1,695,807	84,544	$2,157,333	86,715
Shares Issued in Lieu of Cash Distributions	26,160	2,297	301,779	13,697	192,509	7,988
Shares Redeemed	(675,345)	(60,500)	(1,509,015)	(76,488)	(1,128,154)	(45,424)
Net Increase (Decrease)— Institutional Class Shares	$(15,494)	(2,231)	$488,571	21,753	$1,221,688	49,279

*  Class R2 Shares commenced operations on April 30, 2008.

F.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

G.  Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

H.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

J.  Other:

At April 30, 2009, two shareholders held approximately 87% of the outstanding shares of Class R2 shares of the Portfolio and two shareholders held approximately 47% of the outstanding shares of the Institutional Class shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2009

EXPENSE TABLES

The U.S. Large Company Series	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$917.70	0.06%	$0.29
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.06%	$0.30
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$900.80	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

DISCLOSURE OF FUND EXPENSES
CONTINUED

The DFA International Value Series	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,002.60	0.24%	$1.19
Hypothtical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$998.50	0.14%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,104.60	0.21%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,072.90	0.14%	$0.72
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70
The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,029.60	0.15%	$0.75
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,104.20	0.17%	$0.89
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85
The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,112.90	0.19%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,272.50	0.32%	$1.80
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61
The DFA One-Year Fixed Income Series
Actual Fund Return	$1,000.00	$1,025.10	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.07%	$0.35
The DFA Two-Year Global Fixed Income Series
Actual Fund Return	$1,000.00	$1,024.20	0.07%	$0.35
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.07%	$0.35

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The U.S. Large Company Series	9.5%	12.1%	12.5%	11.1%	13.9%	10.4%	18.4%	3.4%	1.0%	3.7%	4.0%	—	100.0%
The U.S. Large Cap Value Series	16.4%	6.2%	15.9%	29.6%	3.4%	15.5%	4.1%	3.0%	—	5.8%	0.1%	—	100.0%
The DFA International Value Series	13.0%	4.7%	5.4%	44.1%	0.3%	9.9%	3.6%	9.3%	—	7.1%	2.4%	0.2%	100.0%
The Japanese Small Company Series	21.0%	10.3%	1.5%	10.1%	3.8%	27.9%	12.0%	12.2%	—	—	0.8%	0.4%	100.0%
The Asia Pacific Small Company Series	22.2%	5.4%	9.1%	13.4%	5.9%	22.1%	5.1%	11.3%	0.2%	1.7%	3.6%	—	100.0%
The United Kingdom Small Company Series	21.2%	4.1%	6.6%	14.9%	3.4%	33.3%	12.2%	3.3%	—	0.7%	0.3%	—	100.0%
The Continental Small Company Series	14.3%	7.5%	4.7%	18.0%	8.5%	25.0%	8.4%	9.1%	—	0.9%	3.4%	0.2%	100.0%
The Canadian Small Company Series	14.0%	2.5%	21.5%	7.4%	4.4%	8.0%	7.8%	33.5%	—	—	0.9%	—	100.0%
The Emerging Markets Series	6.8%	8.6%	11.8%	18.7%	4.0%	7.3%	13.8%	12.0%	—	12.4%	4.6%	—	100.0%
The Emerging Small Cap Series	19.0%	11.2%	0.9%	14.4%	4.8%	17.9%	9.5%	16.8%	—	1.1%	4.2%	0.2%	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Foreign Government	Supranational	Total
The DFA One-Year Fixed Income Series	18.4%	37.4%	41.0%	3.2%	—	100.0%
The DFA Two-Year Global Fixed Income Series	21.8%	29.9%	38.0%	8.7%	1.6%	100.0%

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.4%)
Consumer Discretionary — (8.2%)
Comcast Corp. Class A	1,076,779	$16,647,003	0.6%
Disney (Walt) Co.	693,896	15,196,322	0.5%
Home Depot, Inc.	633,760	16,680,563	0.6%
Lowe's Companies, Inc.	547,870	11,779,205	0.4%
McDonald's Corp.	416,270	22,183,028	0.8%
Other Securities		191,268,619	6.5%
Total Consumer Discretionary		273,754,740	9.4%
Consumer Staples — (10.1%)
Altria Group, Inc.	772,341	12,612,329	0.4%
Coca-Cola Co.	744,086	32,032,902	1.1%
CVS Caremark Corp.	544,070	17,290,545	0.6%
Kraft Foods, Inc.	549,255	12,852,567	0.4%
PepsiCo, Inc.	581,740	28,947,382	1.0%
Philip Morris International, Inc.	749,074	27,116,479	0.9%
Procter & Gamble Co.	1,095,539	54,163,448	1.9%
Wal-Mart Stores, Inc.	835,760	42,122,304	1.4%
Other Securities		112,421,109	3.9%
Total Consumer Staples		339,559,065	11.6%
Energy — (10.6%)
Chevron Corp.	749,301	49,528,796	1.7%
ConocoPhillips	553,311	22,685,751	0.8%
Exxon Mobil Corp.	1,847,176	123,151,224	4.2%
Occidental Petroleum Corp.	302,886	17,049,453	0.6%
Schlumberger, Ltd.	447,059	21,901,420	0.7%
Other Securities		120,394,539	4.2%
Total Energy		354,711,183	12.2%
Financials — (9.5%)
Bank of America Corp.	2,392,832	21,367,990	0.7%
Goldman Sachs Group, Inc.	172,614	22,180,899	0.8%
JPMorgan Chase & Co.	1,404,708	46,355,364	1.6%
U.S. Bancorp	656,070	11,953,595	0.4%
# Wells Fargo & Co.	1,584,076	31,697,361	1.1%
Other Securities		185,768,674	6.3%
Total Financials		319,323,883	10.9%
Health Care — (11.7%)
Abbott Laboratories	577,662	24,175,155	0.8%
#* Amgen, Inc.	386,494	18,733,364	0.6%
Bristol-Myers Squibb Co.	739,938	14,206,810	0.5%
Eli Lilly & Co.	377,960	12,442,443	0.4%
* Gilead Sciences, Inc.	340,513	15,595,495	0.5%
Johnson & Johnson	1,033,854	54,132,595	1.9%
Medtronic, Inc.	417,990	13,375,680	0.5%
# Merck & Co., Inc.	787,860	19,097,726	0.7%
# Pfizer, Inc.	2,521,375	33,685,570	1.2%
Schering-Plough Corp.	607,950	13,995,009	0.5%
Wyeth	497,681	21,101,674	0.7%
Other Securities		151,730,776	5.1%
Total Health Care		392,272,297	13.4%

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (8.8%)
# 3M Co.	259,338	$14,937,869	0.5%
General Electric Co.	3,947,477	49,935,584	1.7%
# United Parcel Service, Inc.	372,093	19,475,348	0.7%
# United Technologies Corp.	352,228	17,202,816	0.6%
Other Securities		192,512,856	6.6%
Total Industrials		294,064,473	10.1%
Information Technology — (15.4%)
* Apple, Inc.	332,887	41,887,171	1.4%
* Cisco Sytems, Inc.	2,181,871	42,153,748	1.4%
* Google, Inc.	89,570	35,467,033	1.2%
Hewlett-Packard Co.	895,851	32,232,719	1.1%
# Intel Corp.	2,079,070	32,807,725	1.1%
International Business Machines Corp.	501,517	51,761,570	1.8%
Microsoft Corp.	2,858,023	57,903,546	2.0%
Oracle Corp.	1,433,554	27,724,934	0.9%
# QUALCOMM, Inc.	616,562	26,092,904	0.9%
Other Securities		167,726,427	5.9%
Total Information Technology		515,757,777	17.7%
Materials — (2.8%)
Monsanto Co.	204,818	17,387,000	0.6%
Other Securities		78,055,791	2.7%
Total Materials		95,442,791	3.3%
Real Estate Investment Trusts — (0.8%)
Total Real Estate Investment Trusts		28,359,880	1.0%
Telecommunication Services — (3.1%)
AT&T, Inc.	2,202,912	56,438,605	1.9%
Verizon Communications, Inc.	1,061,801	32,215,042	1.1%
Other Securities		16,682,884	0.6%
Total Telecommunication Services		105,336,531	3.6%
Utilities — (3.4%)
Total Utilities		112,908,648	3.9%
TOTAL COMMON STOCKS		2,831,491,268	97.1%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $78,230,000 FHLMC 4.50%, 05/01/23, valued at $74,771,704) to be repurchased at $73,662,389	$73,662	73,662,000	2.5%
	Shares
SECURITIES LENDING COLLATERAL — (13.4%)
§@ DFA Short Term Investment Fund LP	448,664,132	448,664,132	15.4%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $2,880,483 FNMA 7.000%, 12/01/38, valued at $2,758,031) to be repurchased at $2,677,713	$2,678	2,677,700	0.1%
TOTAL SECURITIES LENDING COLLATERAL		451,341,832	15.5%
TOTAL INVESTMENTS — (100.0%) (Cost $3,693,209,643)		$3,356,495,100	115.1%

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
Consumer Discretionary — (14.5%)
Carnival Corp.	2,310,498	$62,106,186	1.0%
# CBS Corp. Class B	4,471,899	31,482,169	0.5%
Comcast Corp. Class A	11,815,542	182,668,279	3.0%
Comcast Corp. Special Class A	3,259,343	47,847,155	0.8%
Disney (Walt) Co.	3,646,964	79,868,512	1.3%
* Liberty Media Corp. - Entertainment Class A	3,004,009	73,147,619	1.2%
*# Sears Holdings Corp.	503,427	31,449,085	0.5%
Time Warner Cable, Inc.	1,980,956	63,846,212	1.1%
Time Warner, Inc.	6,156,393	134,394,059	2.2%
Other Securities		328,702,773	5.4%
Total Consumer Discretionary		1,035,512,049	17.0%
Consumer Staples — (5.0%)
Archer-Daniels-Midland Co.	1,665,460	41,003,625	0.7%
CVS Caremark Corp.	4,387,117	139,422,578	2.3%
Kraft Foods, Inc.	2,137,904	50,026,954	0.8%
Other Securities		125,723,460	2.1%
Total Consumer Staples		356,176,617	5.9%
Energy — (13.4%)
Anadarko Petroleum Corp.	2,783,468	119,856,132	2.0%
# Apache Corp.	1,942,671	141,543,009	2.3%
# Chesapeake Energy Corp.	2,496,221	49,200,516	0.8%
ConocoPhillips	5,133,566	210,476,206	3.5%
Devon Energy Corp.	1,962,942	101,778,543	1.7%
# Marathon Oil Corp.	3,096,335	91,961,150	1.5%
Valero Energy Corp.	1,735,295	34,428,253	0.6%
XTO Energy, Inc.	1,015,200	35,186,832	0.6%
Other Securities		178,640,821	2.8%
Total Energy		963,071,462	15.8%
Financials — (25.0%)
Allstate Corp.	2,540,615	59,272,548	1.0%
# Bank of America Corp.	10,552,600	94,234,718	1.5%
# Bank of New York Mellon Corp.	1,972,678	50,263,835	0.8%
# BlackRock, Inc.	275,209	40,323,623	0.7%
Chubb Corp.	1,620,173	63,105,738	1.0%
# Goldman Sachs Group, Inc.	511,700	65,753,450	1.1%
JPMorgan Chase & Co.	7,983,370	263,451,210	4.3%
Loews Corp.	2,618,560	65,175,958	1.1%
MetLife, Inc.	4,847,114	144,201,642	2.4%
# Morgan Stanley	4,266,297	100,855,261	1.7%
# Prudential Financial, Inc.	1,829,600	52,838,848	0.9%
The Travelers Companies, Inc.	3,408,676	140,232,931	2.3%
# Unum Group	1,898,589	31,022,944	0.5%
# Wells Fargo & Co.	4,585,800	91,761,858	1.5%
Other Securities		528,187,530	8.7%
Total Financials		1,790,682,094	29.5%
Health Care — (2.8%)
* WellPoint, Inc.	2,193,022	93,773,621	1.5%
Other Securities		109,759,122	1.9%
Total Health Care		203,532,743	3.4%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.1%)
Burlington Northern Santa Fe Corp.	2,043,915	$137,923,384	2.3%
CSX Corp.	2,289,004	67,731,628	1.1%
# FedEx Corp.	920,593	51,516,384	0.8%
# General Electric Co.	18,097,900	228,938,435	3.8%
# Norfolk Southern Corp.	2,221,920	79,278,106	1.3%
Northrop Grumman Corp.	1,973,778	95,432,166	1.6%
Southwest Airlines Co.	4,297,932	29,999,565	0.5%
# Union Pacific Corp.	3,172,808	155,911,785	2.6%
Other Securities		91,607,377	1.4%
Total Industrials		938,338,830	15.4%
Information Technology — (3.0%)
*# Computer Sciences Corp.	1,338,943	49,487,333	0.8%
Motorola, Inc.	6,603,400	36,516,802	0.6%
Other Securities		131,920,074	2.2%
Total Information Technology		217,924,209	3.6%
Materials — (2.5%)
# Alcoa, Inc.	3,921,408	35,567,171	0.6%
# Dow Chemical Co.	3,647,149	58,354,384	1.0%
# Weyerhaeuser Co.	1,105,551	38,981,728	0.6%
Other Securities		47,065,638	0.8%
Total Materials		179,968,921	3.0%
Telecommunication Services — (4.9%)
AT&T, Inc.	8,259,100	211,598,142	3.5%
Verizon Communications, Inc.	2,528,765	76,722,730	1.3%
Other Securities		64,656,931	1.0%
Total Telecommunication Services		352,977,803	5.8%
Utilities — (0.1%)
Total Utilities		7,248,006	0.1%
TOTAL COMMON STOCKS		6,045,432,734	99.5%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $19,225,000 FHLMC 4.50%, 05/01/23, valued at $18,375,125) to be repurchased at $18,099,096	$18,099	18,099,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (15.4%)
§@ DFA Short Term Investment Fund LP	1,097,153,506	1,097,153,506	18.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $8,840,259 FNMA 5.000%, 06/01/35 & 7.000%, 12/01/38, valued at $6,744,429) to be repurchased at $6,548,020	$6,548	6,547,989	0.1%
TOTAL SECURITIES LENDING COLLATERAL		1,103,701,495	18.1%
TOTAL INVESTMENTS — (100.0%) (Cost $7,227,800,984)		$7,167,233,229	117.9%

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.1%)
COMMON STOCKS — (4.1%)
Australia & New Zealand Banking Group, Ltd.	3,302,749	$38,088,001	0.8%
Commonwealth Bank of Australia	2,119,091	54,145,231	1.2%
National Australia Bank, Ltd.	2,933,161	43,866,134	0.9%
Other Securities		99,905,696	2.1%
TOTAL — AUSTRALIA		236,005,062	5.0%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		21,671,633	0.5%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		36,754,441	0.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		133	0.0%
TOTAL — BELGIUM		36,754,574	0.8%
CANADA — (6.5%)
COMMON STOCKS — (6.5%)
EnCana Corp.	560,598	25,692,705	0.5%
# Manulife Financial Corp.	1,562,378	26,604,811	0.6%
Petro-Canada	1,205,300	38,038,715	0.8%
# Sun Life Financial, Inc.	1,262,400	29,515,595	0.6%
# Toronto Dominion Bank	729,198	28,781,719	0.6%
Other Securities		222,552,198	4.8%
TOTAL — CANADA		371,185,743	7.9%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		48,943,826	1.0%
FINLAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		30,825,926	0.7%
FRANCE — (7.9%)
COMMON STOCKS — (7.7%)
* AXA SA	2,818,397	47,353,868	1.0%
# BNP Paribas SA	1,615,427	85,042,335	1.8%
Credit Agricole SA	1,759,114	25,720,980	0.5%
Societe Generale Paris	720,688	36,833,336	0.8%
# Vivendi SA	2,482,257	66,745,603	1.4%
Other Securities		181,562,214	4.0%
TOTAL COMMON STOCKS		443,258,336	9.5%
RIGHTS/WARRANTS — (0.2%)
Other Securities		7,906,234	0.2%
TOTAL — FRANCE		451,164,570	9.7%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (8.0%)
COMMON STOCKS — (8.0%)
# Allianz SE	442,712	$40,785,971	0.9%
# Allianz SE Sponsored ADR	2,834,240	25,678,214	0.5%
# Daimler AG	1,684,003	60,049,288	1.3%
# Deutsche Bank AG	774,190	41,285,440	0.9%
# Deutsche Telekom AG	2,621,866	32,001,474	0.7%
# Deutsche Telekom AG Sponsored ADR	2,705,150	29,432,032	0.6%
# E.ON AG	1,336,631	44,865,879	1.0%
#* E.ON AG Sponsored ADR	1,091,708	36,735,974	0.8%
# Munchener Rueckversicherungs-Gesellschaft AG	388,934	53,739,121	1.1%
Other Securities		95,781,641	2.0%
TOTAL — GERMANY		460,355,034	9.8%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		11,875,809	0.3%
HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
Cheung Kong Holdings, Ltd.	3,224,000	33,545,966	0.7%
Hutchison Whampoa, Ltd.	5,472,000	32,089,763	0.7%
Other Securities		82,736,600	1.8%
TOTAL — HONG KONG		148,372,329	3.2%
IRELAND — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		60,211	0.0%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
Intesa Sanpaolo SpA	10,621,828	33,839,680	0.7%
UniCredito SpA	13,337,664	32,476,877	0.7%
Other Securities		79,042,887	1.7%
TOTAL — ITALY		145,359,444	3.1%
JAPAN — (13.3%)
COMMON STOCKS — (13.3%)
FUJIFILM Holdings Corp.	1,077,300	27,717,044	0.6%
# Kyocera Corp.	327,900	25,466,163	0.6%
# Sony Corp. Sponsored ADR	1,235,319	31,945,349	0.7%
Tokio Marine Holdings, Inc.	1,457,311	38,434,095	0.8%
Other Securities		637,298,957	13.6%
TOTAL — JAPAN		760,861,608	16.3%
NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
# ArcelorMittal	1,877,993	43,990,804	0.9%
ING Groep NV	3,093,625	28,199,070	0.6%
Koninklijke Philips Electronics NV	3,072,622	55,439,317	1.2%
Other Securities		51,581,075	1.1%
TOTAL — NETHERLANDS		179,210,266	3.8%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		5,583,782	0.1%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		$47,825,298	1.0%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		7,296,563	0.2%
SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
DBS Group Holdings, Ltd.	4,164,750	26,476,712	0.6%
Other Securities		51,597,299	1.1%
TOTAL — SINGAPORE		78,074,011	1.7%
SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
# Banco Santander Central Hispano SA	7,174,788	69,013,904	1.5%
# Banco Santander SA Sponsored ADR	4,608,838	42,170,868	0.9%
Other Securities		129,097,934	2.7%
TOTAL — SPAIN		240,282,706	5.1%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
# Nordea Bank AB	6,583,962	48,973,792	1.1%
Other Securities		90,292,912	1.9%
TOTAL — SWEDEN		139,266,704	3.0%
SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
# Credit Suisse Group AG	1,755,349	68,592,952	1.5%
Credit Suisse Group AG Sponsored ADR	840,377	32,169,631	0.7%
* UBS AG	2,815,663	38,677,332	0.8%
Zurich Financial Services AG	322,012	59,839,659	1.3%
Other Securities		142,943,373	3.0%
TOTAL — SWITZERLAND		342,222,947	7.3%
UNITED KINGDOM — (14.8%)
COMMON STOCKS — (14.8%)
Anglo American P.L.C.	1,329,421	28,606,903	0.6%
Aviva P.L.C.	6,571,996	30,257,745	0.7%
# Barclays P.L.C. Sponsored ADR	2,451,654	39,250,981	0.8%
# HSBC Holdings P.L.C. Sponsored ADR	3,405,193	121,224,871	2.6%
Kingfisher P.L.C.	12,172,495	33,136,239	0.7%
Royal Dutch Shell P.L.C. ADR	1,426,722	64,915,851	1.4%
# Thomson Reuters P.L.C.	1,137,914	29,268,757	0.6%
Vodafone Group P.L.C.	34,976,333	64,285,526	1.4%
Vodafone Group P.L.C. Sponsored ADR	6,615,474	121,393,948	2.6%
Other Securities		318,932,863	6.8%
TOTAL — UNITED KINGDOM		851,273,684	18.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $14,905,000 FNMA 5.00%, 05/01/23, valued at $13,531,872) to be repurchased at $13,331,070	$13,331	13,331,000	0.3%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (19.3%)
§@ DFA Short Term Investment Fund LP	1,106,332,861	$1,106,332,861	23.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,184,573) to be repurchased at $2,141,748	$2,142	2,141,738	0.0%
TOTAL SECURITIES LENDING COLLATERAL		1,108,474,599	23.7%
TOTAL INVESTMENTS — (100.0%) (Cost $5,789,745,691)		$5,736,277,329	122.7%

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (79.3%)
Consumer Discretionary — (16.7%)
# K's Holdings Corp.	130,772	$2,357,030	0.2%
Nissan Shatai Co., Ltd.	476,300	3,004,816	0.3%
# PanaHome Corp.	457,200	2,533,456	0.3%
# Shochiku Co., Ltd.	419,400	2,894,533	0.3%
Tokyo Style Co., Ltd.	336,700	2,482,634	0.3%
# Watami Food Service Co., Ltd.	127,700	2,558,968	0.3%
Other Securities		191,169,742	19.1%
Total Consumer Discretionary		207,001,179	20.8%
Consumer Staples — (8.3%)
# Fancl Corp.	218,500	2,501,944	0.3%
# Life Corp.	183,900	2,985,016	0.3%
# Morinaga Milk Industry Co., Ltd.	852,000	2,622,155	0.3%
# Nippon Flour Mills Co., Ltd.	604,000	2,332,678	0.2%
# Ryoshoku, Ltd.	141,900	2,897,426	0.3%
# The Nisshin Oillio Group, Ltd.	585,000	2,312,022	0.2%
# Unicharm Petcare Corp.	88,900	2,371,772	0.2%
Other Securities		84,233,231	8.5%
Total Consumer Staples		102,256,244	10.3%
Energy — (1.2%)
Total Energy		14,305,185	1.4%
Financials — (7.9%)
Kiyo Holdings, Inc.	2,135,900	2,564,021	0.3%
# Shikoku Bank, Ltd.	742,000	2,667,044	0.3%
The Aichi Bank, Ltd.	34,100	2,466,234	0.2%
# The Aomori Bank, Ltd.	611,000	2,322,311	0.2%
*# The Bank of Ikeda, Ltd.	70,300	2,694,697	0.3%
# The Bank of Iwate, Ltd.	57,400	2,763,149	0.3%
The Chukyo Bank, Ltd.	732,000	2,346,317	0.2%
# The Fukui Bank, Ltd.	841,000	2,636,740	0.3%
The Oita Bank, Ltd.	491,900	2,532,438	0.2%
Toho Bank, Ltd.	759,200	2,771,552	0.3%
# Yamagata Bank, Ltd.	584,500	2,641,749	0.3%
Other Securities		68,900,259	6.9%
Total Financials		97,306,511	9.8%
Health Care — (3.1%)
# Hogy Medical Co., Ltd.	50,300	2,694,419	0.3%
Kaken Pharmaceutical Co., Ltd.	348,000	2,897,288	0.3%
# Nipro Corp.	180,100	2,626,173	0.3%
Other Securities		29,674,165	2.9%
Total Health Care		37,892,045	3.8%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Industrials — (22.4%)
# Chudenko Corp.	188,500	$2,649,079	0.3%
# Daiseki Co., Ltd.	147,263	2,821,952	0.3%
Futaba Corp.	159,500	2,848,362	0.3%
# Hitachi Plant Technologies, Ltd.	601,570	2,450,053	0.3%
# Kyowa Exeo Corp.	306,000	2,396,354	0.2%
Maeda Road Construction Co., Ltd.	319,000	2,658,221	0.3%
Miura Co., Ltd.	132,100	2,899,473	0.3%
Nippo Corp.	324,000	2,435,121	0.2%
# Okumura Corp.	750,400	2,819,376	0.3%
# Takara Standard Co., Ltd.	515,000	2,948,231	0.3%
Other Securities		249,505,434	24.9%
Total Industrials		276,431,656	27.7%
Information Technology — (9.6%)
eAccess, Ltd.	4,312	2,823,843	0.3%
Hosiden Corp.	243,000	2,983,266	0.3%
# IT Holdings Corp.	262,001	3,183,103	0.3%
Net One Systems Co., Ltd.	1,889	2,380,174	0.2%
Nichicon Corp.	265,000	2,542,931	0.3%
Ryosan Co., Ltd.	122,000	2,573,283	0.3%
Other Securities		102,046,394	10.2%
Total Information Technology		118,532,994	11.9%
Materials — (9.5%)
# FP Corp.	71,700	2,507,975	0.3%
# Hokuetsu Paper Mills, Ltd.	625,500	2,751,373	0.3%
Kureha Corp.	627,500	2,672,823	0.3%
# Nippon Paint Co., Ltd.	727,200	2,672,266	0.3%
# NOF Corp.	701,000	2,594,193	0.3%
Yodogawa Steel Works, Ltd.	624,500	2,839,958	0.3%
Other Securities		100,909,110	9.9%
Total Materials		116,947,698	11.7%
Utilities — (0.6%)
# Saibu Gas Co., Ltd.	1,291,000	3,180,288	0.3%
Other Securities		4,684,233	0.5%
Total Utilities		7,864,521	0.8%
TOTAL COMMON STOCKS		978,538,033	98.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $5,970,000 FNMA 5.00%, 06/01/23, valued at $5,564,351) to be repurchased at $5,478,029	$5,478	5,478,000	0.6%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (20.3%)
§@ DFA Short Term Investment Fund LP	250,523,360	$250,523,360	25.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $416,726) to be repurchased at $408,557	$409	408,555	0.0%
TOTAL SECURITIES LENDING COLLATERAL		250,931,915	25.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,681,656,946)		$1,234,947,948	124.0%

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (46.5%)
COMMON STOCKS — (46.5%)
ABB Grain, Ltd.	632,085	$4,009,598	0.9%
# Adelaide Brighton, Ltd.	1,450,602	2,216,732	0.5%
* Andean Resources, Ltd.	1,464,837	1,715,441	0.4%
# APA Group	887,441	1,907,057	0.5%
* Austar United Communications, Ltd.	3,318,832	1,875,021	0.4%
Australian Infrastructure Fund	2,074,580	2,273,770	0.5%
# Australian Pharmaceutical Industries, Ltd.	5,455,541	2,024,411	0.5%
Australian Worldwide Exploration, Ltd.	1,464,634	2,575,903	0.6%
Beach Petroleum, Ltd.	3,467,976	1,922,157	0.5%
# Cabcharge Australia, Ltd.	408,669	1,984,111	0.5%
# Campbell Brothers, Ltd.	233,926	2,708,879	0.6%
Challenger Financial Services Group, Ltd.	1,755,942	2,544,430	0.6%
Crane Group, Ltd.	336,239	2,260,574	0.5%
# David Jones, Ltd.	1,336,771	2,931,014	0.7%
# Downer EDI, Ltd.	890,141	3,255,255	0.8%
DUET Group	2,738,547	3,267,851	0.8%
*# Energy World Corp., Ltd.	4,611,496	1,847,661	0.4%
# Envestra, Ltd.	5,706,866	2,049,447	0.5%
Gunns, Ltd.	2,264,920	1,804,762	0.4%
# Healthscope, Ltd.	734,309	2,054,887	0.5%
Invocare, Ltd.	731,219	2,706,930	0.6%
# JB Hi-Fi, Ltd.	279,730	2,762,417	0.7%
*# Karoon Gas Australia, Ltd.	628,673	2,501,293	0.6%
# Macquarie Communications Infrastructure Group	1,522,900	2,484,767	0.6%
Monadelphous Group, Ltd.	302,955	2,219,488	0.5%
Navitas, Ltd.	1,205,167	2,000,025	0.5%
New Hope Corp., Ltd.	2,061,229	6,318,944	1.5%
# Perpetual Trustees Australia, Ltd.	80,795	1,885,697	0.4%
Reece Australia, Ltd.	238,457	3,282,841	0.8%
*# Riversdale Mining, Ltd.	692,356	2,174,483	0.5%
# Salmat, Ltd.	764,648	2,186,108	0.5%
# Sigma Pharmaceuticals, Ltd.	3,728,510	3,033,263	0.7%
*# Silex System, Ltd.	578,159	2,019,701	0.5%
* Sino Gold Mining, Ltd.	588,853	2,323,794	0.6%
# Spark Infrastructure Group	2,286,930	1,713,358	0.4%
*# Tap Oil, Ltd.	4,622,004	2,956,264	0.7%
Tower Australia Group, Ltd.	1,156,969	1,724,518	0.4%
# West Australian Newspapers Holdings, Ltd.	698,276	2,560,976	0.6%
*# Western Areas NL	609,355	1,855,076	0.4%
Other Securities		139,088,814	32.5%
TOTAL COMMON STOCKS		235,027,718	55.1%
PREFERRED STOCKS — (0.0%)
Other Securities		127,502	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		24,221	0.0%
TOTAL — AUSTRALIA		235,179,441	55.1%
HONG KONG — (17.9%)
COMMON STOCKS — (17.9%)
# Techtronic Industries Co., Ltd.	3,623,000	2,138,015	0.5%
Other Securities		88,375,626	20.7%
TOTAL COMMON STOCKS		90,513,641	21.2%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$68,645	0.0%
TOTAL — HONG KONG		90,582,286	21.2%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,624	0.0%
NEW ZEALAND — (6.5%)
COMMON STOCKS — (6.5%)
Fisher & Paykel Healthcare Corp.	2,507,756	4,308,512	1.0%
Infratil, Ltd.	2,123,579	1,885,925	0.4%
New Zealand Refining Co., Ltd.	515,110	2,001,565	0.5%
Port of Tauranga, Ltd.	566,944	1,762,180	0.4%
# Ryman Healthcare, Ltd.	2,353,608	1,863,474	0.4%
Sky City Entertainment Group, Ltd.	2,802,000	4,338,244	1.0%
Other Securities		16,481,887	3.9%
TOTAL — NEW ZEALAND		32,641,787	7.6%
SINGAPORE — (12.7%)
COMMON STOCKS — (12.7%)
MobileOne, Ltd.	1,794,000	1,779,991	0.4%
Singapore Petroleum Co., Ltd.	799,000	1,792,701	0.4%
Singapore Post, Ltd.	3,567,900	1,827,620	0.4%
Venture Corp., Ltd.	504,000	2,016,296	0.5%
Other Securities		56,954,750	13.4%
TOTAL COMMON STOCKS		64,371,358	15.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		13,330	0.0%
TOTAL — SINGAPORE		64,384,688	15.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $75,000 FHLMC 6.040%(r), 11/01/36, valued at $53,345) to be repurchased at $51,000	$51	51,000	0.0%
	Shares
SECURITIES LENDING COLLATERAL — (16.4%)
§@ DFA Short Term Investment Fund LP	76,920,765	76,920,765	18.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $5,868,046) to be repurchased at $5,753,013	$5,753	5,752,986	1.4%
TOTAL SECURITIES LENDING COLLATERAL		82,673,751	19.4%
TOTAL INVESTMENTS — (100.0%) (Cost $711,982,875)		$505,516,577	118.4%

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (92.6%)
Consumer Discretionary — (19.9%)
Aegis Group P.L.C.	3,311,021	$4,432,606	0.8%
Bellway P.L.C.	406,536	4,282,990	0.8%
Game Group P.L.C.	1,441,697	4,193,690	0.8%
# Greene King P.L.C.	423,929	3,891,133	0.7%
Halfords Group P.L.C.	913,032	4,468,998	0.8%
Kesa Electricals P.L.C.	2,031,662	3,960,615	0.7%
Ladbrokes P.L.C.	1,188,699	4,106,107	0.7%
* The Berkeley Group Holdings P.L.C.	320,225	4,605,082	0.8%
United Business Media P.L.C.	864,643	5,855,588	1.0%
William Hill P.L.C.	1,297,070	4,164,865	0.7%
Other Securities		75,723,970	13.5%
Total Consumer Discretionary		119,685,644	21.3%
Consumer Staples — (3.8%)
Total Consumer Staples		23,032,481	4.1%
Energy — (6.1%)
* Dana Petroleum P.L.C.	326,327	6,033,287	1.1%
# *Premier Oil P.L.C.	320,409	4,909,161	0.9%
* Soco International P.L.C.	281,540	5,121,161	0.9%
Venture Production P.L.C.	442,513	5,218,959	0.9%
Other Securities		15,150,871	2.7%
Total Energy		36,433,439	6.5%
Financials — (13.4%)
Aberdeen Asset Management P.L.C.	2,590,854	5,024,334	0.9%
Amlin P.L.C.	1,027,564	5,437,879	1.0%
Catlin Group, Ltd.	977,375	5,057,836	0.9%
Close Brothers Group P.L.C.	481,680	4,451,253	0.8%
Hiscox, Ltd.	1,535,730	7,602,721	1.4%
IG Group Holdings P.L.C.	1,256,927	4,065,967	0.7%
Jardine Lloyd Thompson Group P.L.C.	781,443	5,088,182	0.9%
# Provident Financial P.L.C.	485,695	6,048,416	1.1%
Other Securities		37,992,805	6.6%
Total Financials		80,769,393	14.3%
Health Care — (3.2%)
SSL International P.L.C.	745,205	5,224,584	0.9%
Other Securities		13,982,801	2.5%
Total Health Care		19,207,385	3.4%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Industrials — (31.2%)
Aggreko P.L.C.	583,754	$4,950,819	0.9%
Arriva P.L.C.	630,725	4,305,877	0.8%
Atkins WS P.L.C.	425,663	3,839,555	0.7%
Babcock International Group P.L.C.	853,247	5,473,551	1.0%
Carillion P.L.C.	1,523,518	5,950,387	1.1%
Charter International P.L.C.	626,781	5,156,949	0.9%
Chemring Group P.L.C.	128,869	3,997,973	0.7%
De la Rue P.L.C.	387,017	5,485,749	1.0%
Hays P.L.C.	5,101,389	6,771,808	1.2%
Homeserve P.L.C.	228,007	4,126,718	0.7%
IMI P.L.C.	1,192,232	6,250,686	1.1%
Intertek Group P.L.C.	539,854	8,094,157	1.4%
Meggitt P.L.C.	1,481,239	3,925,386	0.7%
Michael Page International P.L.C.	1,235,568	5,011,837	0.9%
Qinetiq P.L.C.	2,172,472	4,243,237	0.8%
Regus P.L.C.	3,696,088	4,184,925	0.7%
Tomkins P.L.C.	3,177,919	8,113,088	1.4%
# Travis Perkins P.L.C.	410,292	4,237,523	0.8%
Ultra Electronics Holdings P.L.C.	267,145	4,683,916	0.8%
VT Group P.L.C.	677,021	4,607,214	0.8%
Other Securities		83,601,232	14.8%
Total Industrials		187,012,587	33.2%
Information Technology — (11.0%)
ARM Holdings P.L.C.	4,708,219	8,269,260	1.5%
# Dimension Data Holdings P.L.C.	5,615,130	4,215,601	0.7%
Halma P.L.C.	1,486,473	3,899,793	0.7%
Misys P.L.C.	1,982,492	4,046,304	0.7%
Rotork P.L.C.	352,833	4,219,958	0.8%
Spectris P.L.C.	499,879	4,337,751	0.8%
Other Securities		36,952,345	6.5%
Total Information Technology		65,941,012	11.7%
Materials — (3.0%)
Croda International P.L.C.	484,717	3,867,238	0.7%
Other Securities		14,224,742	2.5%
Total Materials		18,091,980	3.2%
Telecommunication Services — (0.7%)
Total Telecommunication Services		3,941,885	0.7%
Utilities — (0.3%)
Total Utilities		1,705,770	0.3%
TOTAL COMMON STOCKS		555,821,576	98.7%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		16	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $950,000 FHLMC 6.040%(r), 11/01/36, valued at $675,705) to be repurchased at $663,003	$663	663,000	0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (7.3%)
§@ DFA Short Term Investment Fund LP	40,472,278	$40,472,278	7.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $3,342,317) to be repurchased at $3,276,796	$3,277	3,276,781	0.6%
TOTAL SECURITIES LENDING COLLATERAL		43,749,059	7.8%
TOTAL INVESTMENTS — (100.0%) (Cost $852,537,460)		$600,233,651	106.6%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.5%)
COMMON STOCKS — (2.5%)
Andritz AG	116,739	$3,968,475	0.3%
Other Securities		31,462,441	2.8%
TOTAL — AUSTRIA		35,430,916	3.1%
BELGIUM — (3.2%)
COMMON STOCKS — (3.2%)
Ackermans & van Haaren NV	81,854	4,778,917	0.4%
Bekaert SA	56,746	5,266,058	0.5%
Elia System Operator SA NV	112,393	4,104,744	0.4%
Other Securities		32,132,350	2.7%
TOTAL COMMON STOCKS		46,282,069	4.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		212	0.0%
TOTAL — BELGIUM		46,282,281	4.0%
DENMARK — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		27,167,806	2.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		200,362	0.0%
TOTAL — DENMARK		27,368,168	2.4%
FINLAND — (6.1%)
COMMON STOCKS — (6.1%)
KCI Konecranes Oyj	243,819	4,953,978	0.4%
# Nokian Renkaat Oyj	325,926	5,147,040	0.5%
Other Securities		77,341,242	6.7%
TOTAL — FINLAND		87,442,260	7.6%
FRANCE — (11.1%)
COMMON STOCKS — (11.1%)
Arkema	199,362	4,598,508	0.4%
Atos Origin SA	143,571	4,426,106	0.4%
# Bourbon SA	147,476	5,519,475	0.5%
Establissements Maurel et Prom	296,036	4,344,161	0.4%
* Gemalto NV	161,967	5,099,911	0.5%
Neopost SA	61,086	5,172,905	0.5%
*# Nexans SA	92,377	4,279,761	0.4%
*# Orpea	97,899	4,003,160	0.4%
Societe BIC SA	84,787	4,551,639	0.4%
Teleperformance SA	158,000	4,553,646	0.4%
Valeo SA	232,962	4,800,537	0.4%
Other Securities		108,749,579	9.3%
TOTAL COMMON STOCKS		160,099,388	14.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,433	0.0%
TOTAL — FRANCE		160,101,821	14.0%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (12.1%)
COMMON STOCKS — (12.1%)
# Aareal Bank AG	678,405	$6,317,747	0.6%
Aurubis AG	150,696	4,265,742	0.4%
# Bilfinger Berger AG	130,384	6,187,959	0.5%
# Douglas Holding AG	100,341	4,117,134	0.4%
DVB Bank SE	173,470	5,898,927	0.5%
IVG Immobilien AG	530,609	4,539,315	0.4%
# Lanxess AG	218,704	4,669,452	0.4%
MTU Aero Engines Holding AG	163,223	5,491,855	0.5%
# MVV Energie AG	114,815	4,747,617	0.4%
*# QIAGEN NV	327,193	5,387,656	0.5%
Rheinmetall AG	107,359	4,549,699	0.4%
Rhoen-Klinikum AG	284,706	5,933,732	0.5%
*# SGL Carbon SE	217,830	6,388,113	0.6%
*# Software AG	70,053	4,430,874	0.4%
Wincor Nixdorf AG	112,151	5,613,689	0.5%
Other Securities		96,988,682	8.4%
TOTAL COMMON STOCKS		175,528,193	15.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		8,849	0.0%
TOTAL — GERMANY		175,537,042	15.4%
GREECE — (3.0%)
COMMON STOCKS — (3.0%)
Bank of Greece	73,229	4,170,812	0.4%
Other Securities		39,723,990	3.4%
TOTAL — GREECE		43,894,802	3.8%
IRELAND — (2.0%)
COMMON STOCKS — (2.0%)
DCC P.L.C.	308,989	5,583,896	0.5%
* Dragon Oil P.L.C.	1,347,570	5,057,262	0.5%
Other Securities		18,747,865	1.6%
TOTAL — IRELAND		29,389,023	2.6%
ITALY — (7.6%)
COMMON STOCKS — (7.6%)
Banca Popolare di Milano Scarl	1,012,836	5,888,515	0.5%
# Credito Bergamasco SpA	133,144	4,630,311	0.4%
Societe Cattolica di Assicurazoni Scrl SpA	158,551	5,055,167	0.4%
Other Securities		94,528,496	8.3%
TOTAL COMMON STOCKS		110,102,489	9.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,299	0.0%
TOTAL — ITALY		110,114,788	9.6%
NETHERLANDS — (4.8%)
COMMON STOCKS — (4.8%)
*# Crucell NV	230,971	4,834,599	0.4%
# Koninklijke Bam Groep NV	415,704	4,086,654	0.4%
Nutreco Holding NV	139,331	4,781,638	0.4%
Other Securities		55,915,066	4.9%
TOTAL — NETHERLANDS		69,617,957	6.1%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (2.7%)
COMMON STOCKS — (2.7%)
Other Securities		$39,089,365	3.4%
PORTUGAL — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		18,472,602	1.6%
SPAIN — (4.6%)
COMMON STOCKS — (4.6%)
Ebro Puleva SA	304,797	4,337,284	0.4%
Other Securities		62,601,704	5.5%
TOTAL — SPAIN		66,938,988	5.9%
SWEDEN — (4.0%)
COMMON STOCKS — (3.9%)
Other Securities		56,132,071	4.9%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,546,975	0.1%
TOTAL — SWEDEN		57,679,046	5.0%
SWITZERLAND — (11.1%)
COMMON STOCKS — (11.0%)
* Aryzta AG	265,691	7,695,303	0.7%
*# Bank Sarasin & Cie AG Series B	172,644	4,115,494	0.4%
Berner Kantonalbank AG	23,578	4,909,271	0.4%
Clariant AG	756,817	4,269,854	0.4%
# Galenica Holding AG	15,281	4,398,803	0.4%
PSP Swiss Property AG	141,111	6,632,416	0.6%
Romande Energie Holding SA	2,732	4,900,669	0.4%
Valiant Holding AG	33,293	5,855,039	0.5%
Other Securities		116,895,735	10.2%
TOTAL COMMON STOCKS		159,672,584	14.0%
PREFERRED STOCKS — (0.1%)
Other Securities		926,907	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		194,044	0.0%
TOTAL — SWITZERLAND		160,793,535	14.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $8,210,000 FNMA 5.00%, 08/25/18, valued at $7,605,280) to be repurchased at $7,492,040	$7,492	7,492,000	0.7%
	Shares
SECURITIES LENDING COLLATERAL — (21.5%)
§@ DFA Short Term Investment Fund LP	308,178,592	308,178,592	27.0%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $1,682,152) to be repurchased at $1,649,177	$1,649	$1,649,169	0.1%
TOTAL SECURITIES LENDING COLLATERAL		309,827,761	27.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,720,446,174)		$1,445,472,355	126.4%

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (80.1%)
Consumer Discretionary — (11.1%)
Astral Media, Inc. Class A	186,347	$4,922,197	2.2%
Cogeco Cable, Inc.	59,756	1,464,731	0.7%
Corus Entertainment, Inc. Class B	278,300	3,708,179	1.6%
Dorel Industries, Inc. Class B	107,500	2,049,464	0.9%
Forzani Group, Ltd. Class A	130,900	1,429,336	0.6%
Quebecor, Inc. Class B	159,493	2,058,319	0.9%
# Reitmans Canada, Ltd.	193,400	1,969,170	0.9%
* RONA, Inc.	426,885	4,725,677	2.1%
Other Securities		9,054,995	3.9%
Total Consumer Discretionary		31,382,068	13.8%
Consumer Staples — (2.0%)
# Maple Leaf Foods, Inc.	254,000	1,792,240	0.8%
Other Securities		3,754,335	1.6%
Total Consumer Staples		5,546,575	2.4%
Energy — (16.6%)
*# Birchcliff Energy, Ltd.	336,400	1,682,987	0.7%
* Celtic Exploration, Ltd.	122,600	1,469,186	0.7%
* Nuvista Energy, Ltd.	274,221	1,817,722	0.8%
Pason Systems, Inc.	222,900	1,895,948	0.8%
# Progress Energy Resources Corp.	223,440	1,666,485	0.7%
ShawCor, Ltd.	209,500	3,827,286	1.7%
# Trican Well Service, Ltd.	391,971	3,018,699	1.3%
# Trinidad Drilling, Ltd.	389,000	1,571,256	0.7%
*# TriStar Oil and Gas, Ltd.	383,141	3,451,576	1.5%
*# Uranium One, Inc.	1,819,900	5,032,825	2.2%
Other Securities		21,665,806	9.6%
Total Energy		47,099,776	20.7%
Financials — (5.7%)
AGF Management, Ltd. Class B	348,279	3,356,414	1.5%
# Canadian Western Bank	226,200	2,530,604	1.1%
Home Capital Group, Inc.	113,700	2,623,113	1.2%
Laurentian Bank of Canada	92,400	2,230,051	1.0%
Other Securities		5,454,348	2.3%
Total Financials		16,194,530	7.1%
Health Care — (3.7%)
* MDS, Inc.	464,108	2,683,604	1.2%
*# SXC Health Solutions Corp.	84,161	1,672,923	0.7%
Other Securities		6,252,018	2.7%
Total Health Care		10,608,545	4.6%
Industrials — (6.4%)
Aecon Group, Inc.	204,400	1,944,138	0.8%
Russel Metals, Inc.	229,900	2,419,797	1.1%
* Stantec, Inc.	156,600	3,429,111	1.5%
Toromont Industries, Ltd.	214,900	4,419,380	1.9%
Transcontinental, Inc. Class A	256,564	1,526,527	0.7%
Other Securities		4,234,711	1.9%
Total Industrials		17,973,664	7.9%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (6.1%)
* Celestica, Inc.	797,607	$4,799,144	2.1%
Evertz Technologies, Ltd.	116,100	1,644,255	0.7%
*# MacDonald Dettweiler & Associates, Ltd.	129,900	3,374,591	1.5%
Other Securities		7,588,574	3.3%
Total Information Technology		17,406,564	7.6%
Materials — (27.8%)
* Alamos Gold, Inc.	347,100	2,254,274	1.0%
* Aurizon Mines, Ltd.	561,000	2,077,952	0.9%
* Canfor Corp.	330,690	1,421,637	0.6%
CCL Industries, Inc. Class B	95,640	1,844,194	0.8%
*# Equinox Minerals, Ltd.	1,631,490	2,843,794	1.3%
* HudBay Minerals, Inc.	450,121	3,021,427	1.3%
Inmet Mining Corp.	77,268	2,677,476	1.2%
*# Kirkland Lake Gold, Inc.	187,280	1,349,709	0.6%
*# Lundin Mining Corp.	783,800	1,425,330	0.6%
Methanex Corp.	359,200	4,135,932	1.8%
Nova Chemicals Corp.	340,900	1,971,181	0.9%
* Osisko Mining Corp.	356,174	1,671,478	0.7%
* Pan Amer Silver Corp.	213,700	3,520,776	1.5%
# Sherritt International Corp.	443,200	1,905,318	0.8%
*# Silver Standard Resources, Inc.	225,492	3,781,191	1.7%
*# Thompson Creek Metals Company, Inc.	474,700	3,182,435	1.4%
# West Fraser Timber Co., Ltd.	123,716	2,794,055	1.2%
Other Securities		36,713,687	16.2%
Total Materials		78,591,846	34.5%
Telecommunication Services — (0.0%)
Total Telecommunication Services		68,382	0.0%
Utilities — (0.7%)
Total Utilities		1,999,404	0.9%
TOTAL COMMON STOCKS		226,871,354	99.5%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $1,245,000 FHLMC 6.040%(r), 11/01/36, valued at $885,529) to be repurchased at $872,005	$872	872,000	0.4%
	Shares
SECURITIES LENDING COLLATERAL — (19.6%)
§@ DFA Short Term Investment Fund LP	54,552,424	54,552,424	23.9%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $981,366) to be repurchased at $962,129	$962	962,124	0.4%
TOTAL SECURITIES LENDING COLLATERAL		55,514,548	24.3%
TOTAL INVESTMENTS — (100.0%) (Cost $521,173,060)		$283,257,902	124.2%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$4,881,631	0.3%
BRAZIL — (11.9%)
COMMON STOCKS — (5.5%)
Petroleo Brasilerio SA ADR (71654V101)	1,256,219	33,892,789	2.2%
Petroleo Brasilerio SA ADR (71654V408)	914,546	30,701,309	2.0%
Other Securities		29,785,052	1.8%
TOTAL COMMON STOCKS		94,379,150	6.0%
PREFERRED STOCKS — (6.4%)
Banco Bradesco SA	1,309,241	16,268,693	1.0%
Companhia de Bebidas das Americas Preferred ADR	151,600	8,547,208	0.5%
Companhia Vale do Rio Doce Series A	1,412,691	19,838,791	1.3%
Itau Unibanco Banco Multiplo SA	1,605,232	22,293,361	1.4%
Other Securities		44,703,637	2.9%
TOTAL PREFERRED STOCKS		111,651,690	7.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		1,897	0.0%
TOTAL — BRAZIL		206,032,737	13.1%
CHILE — (2.4%)
COMMON STOCKS — (2.4%)
# Empresa Nacional de Electricidad SA Sponsored ADR	244,663	9,382,826	0.6%
Enersis SA Sponsored ADR	939,367	14,081,111	0.9%
Other Securities		17,572,504	1.1%
TOTAL — CHILE		41,036,441	2.6%
CHINA — (9.9%)
COMMON STOCKS — (9.9%)
# Bank of China, Ltd.	56,691,000	21,019,633	1.3%
# China Life Insurance Co., Ltd. ADR	222,627	11,788,100	0.8%
China Mobile, Ltd. Sponsored ADR	686,797	29,642,158	1.9%
China Resources Enterprise, Ltd.	5,317,000	9,363,807	0.6%
Citic Pacific, Ltd.	8,900,000	12,971,768	0.8%
CNOOC, Ltd. ADR	67,956	7,566,901	0.5%
# Industrial & Commercial Bank of China, Ltd.	34,093,000	19,481,870	1.2%
PetroChina Co., Ltd. ADR	88,700	7,708,917	0.5%
Other Securities		51,316,502	3.3%
TOTAL COMMON STOCKS		170,859,656	10.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		11,082	0.0%
TOTAL — CHINA		170,870,738	10.9%
CZECH REPUBLIC — (1.2%)
COMMON STOCKS — (1.2%)
CEZ A.S.	301,862	12,402,657	0.8%
Telefonica 02 Czech Republic A.S.	326,466	6,949,387	0.5%
Other Securities		1,963,122	0.1%
TOTAL — CZECH REPUBLIC		21,315,166	1.4%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
*# OTP Bank NYRT	669,946	$8,628,737	0.6%
Richter Gedeon NYRT	63,817	8,332,260	0.5%
Other Securities		6,924,142	0.4%
TOTAL — HUNGARY		23,885,139	1.5%
INDIA — (10.6%)
COMMON STOCKS — (10.6%)
* HDFC Bank, Ltd.	386,733	8,576,762	0.5%
Hindustan Unilever, Ltd.	1,921,894	9,041,934	0.6%
Infosys Technologies, Ltd.	657,429	19,965,037	1.3%
* Infosys Technologies, Ltd. Sponsored ADR	233,496	7,194,012	0.5%
ITC, Ltd.	2,007,345	7,620,885	0.5%
Larsen & Toubro, Ltd.	433,176	7,686,285	0.5%
Reliance Industries, Ltd.	1,030,847	37,474,495	2.4%
Other Securities		86,030,286	5.4%
TOTAL COMMON STOCKS		183,589,696	11.7%
PREFERRED STOCKS — (0.0%)
Other Securities		414,201	0.0%
TOTAL — INDIA		184,003,897	11.7%
INDONESIA — (2.4%)
COMMON STOCKS — (2.4%)
PT Astra International Tbk	9,952,561	16,769,263	1.1%
PT Telekomunikasi Indonesia Tbk	14,011,140	10,180,277	0.7%
Other Securities		15,218,853	0.9%
TOTAL — INDONESIA		42,168,393	2.7%
ISRAEL — (4.1%)
COMMON STOCKS — (4.1%)
Bank Leumi Le-Israel B.M.	3,430,545	8,574,876	0.6%
# Teva Pharmaceutical Industries, Ltd. Sponsored ADR	866,245	38,019,493	2.4%
Other Securities		24,998,065	1.6%
TOTAL — ISRAEL		71,592,434	4.6%
MALAYSIA — (4.7%)
COMMON STOCKS — (4.7%)
Bumiputra-Commerce Holdings Berhad	3,095,227	6,969,192	0.4%
Other Securities		73,630,960	4.7%
TOTAL — MALAYSIA		80,600,152	5.1%
MEXICO — (6.6%)
COMMON STOCKS — (6.6%)
# America Movil S.A.B. de C.V. Series L	17,737,259	28,983,961	1.8%
# Telefonos de Mexico S.A.B. de C.V.	9,705,800	7,768,296	0.5%
# Wal-Mart de Mexico S.A.B. de C.V. Series V	4,372,680	11,877,118	0.8%
Other Securities		65,340,593	4.1%
TOTAL — MEXICO		113,969,968	7.2%
PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		10,891,360	0.7%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
POLAND — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		$20,064,688	1.3%
SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		229,333	0.0%
SOUTH AFRICA — (7.8%)
COMMON STOCKS — (7.8%)
Impala Platinum Holdings, Ltd.	418,504	7,996,371	0.5%
MTN Group, Ltd.	1,626,187	21,113,094	1.4%
Sasol, Ltd. Sponsored ADR	1,270,370	38,250,841	2.4%
Other Securities		68,090,699	4.3%
TOTAL — SOUTH AFRICA		135,451,005	8.6%
SOUTH KOREA — (11.9%)
COMMON STOCKS — (11.9%)
# Hyundai Heavy Industries Co., Ltd.	49,890	8,944,850	0.6%
# LG Electronics, Inc.	88,910	7,345,038	0.5%
# POSCO	46,060	14,203,999	0.9%
Samsung Electronics Co., Ltd.	97,139	44,854,627	2.8%
# Samsung Electronics Co., Ltd. ADR	49,372	11,390,579	0.7%
SK Telecom Co., Ltd.	56,085	7,995,284	0.5%
Other Securities		111,173,511	7.1%
TOTAL — SOUTH KOREA		205,907,888	13.1%
TAIWAN — (10.3%)
COMMON STOCKS — (10.3%)
Formosa Chemicals & Fiber Co., Ltd.	4,610,141	7,326,463	0.5%
Formosa Plastics Corp.	4,721,167	8,318,334	0.5%
Hon Hai Precision Industry Co., Ltd.	3,991,458	11,523,487	0.7%
Media Tek, Inc.	734,059	7,634,267	0.5%
Nan Ya Plastic Corp.	6,878,218	9,100,600	0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,275,436	37,695,426	2.4%
Other Securities		97,510,431	6.2%
TOTAL — TAIWAN		179,109,008	11.4%
THAILAND — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		20,582,076	1.3%
TURKEY — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		30,541,632	1.9%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $1,315,000 FNMA 5.00%, 06/01/23, valued at $1,225,648) to be repurchased at $1,204,006	$1,204	1,204,000	0.1%
	Shares
SECURITIES LENDING COLLATERAL — (9.6%)
§@ DFA Short Term Investment Fund LP	165,849,947	165,849,947	10.5%

THE EMERGING MARKETS SERIES

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $866,071) to be repurchased at $849,093	$849	$849,089	0.1%
TOTAL SECURITIES LENDING COLLATERAL		166,699,036	10.6%
TOTAL INVESTMENTS — (100.0%) (Cost $1,203,038,451)		$1,731,036,722	110.1%

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$1,015,587	0.1%
BRAZIL — (10.3%)
COMMON STOCKS — (5.1%)
* Cyrela Brazil Realty SA	326,200	2,075,866	0.3%
* Global Village Telecom Holding SA	178,300	2,355,666	0.3%
Lojas Renner SA	273,700	2,483,237	0.3%
Natura Cosmeticos SA	177,300	2,105,941	0.3%
* Perdigao SA ADR	71,200	2,092,568	0.3%
Other Securities		30,994,557	4.2%
TOTAL COMMON STOCKS		42,107,835	5.7%
PREFERRED STOCKS — (5.2%)
Companhia Paranaense de Energia-Copel Series B	213,400	2,669,267	0.4%
Eletropaulo Metropolita SA Preferred A	248,500	3,127,607	0.4%
Klabin SA	1,412,700	2,039,394	0.3%
* Net Servicos de Comunicacao SA	400,902	3,282,014	0.4%
* Suzano Papel e Celullose SA	390,634	2,478,771	0.3%
Ultrapar Participacoes SA	263,040	7,350,628	1.0%
Other Securities		22,069,718	3.1%
TOTAL PREFERRED STOCKS		43,017,399	5.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		203	0.0%
TOTAL — BRAZIL		85,125,437	11.6%
CHILE — (1.5%)
COMMON STOCKS — (1.5%)
Other Securities		12,086,466	1.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,449	0.0%
TOTAL — CHILE		12,088,915	1.6%
CHINA — (12.4%)
COMMON STOCKS — (12.4%)
* Brilliance China Automotive Holdings, Ltd.	33,678,000	2,497,278	0.3%
# China Travel International Investment Hong Kong, Ltd.	21,347,000	3,726,049	0.5%
# China Yurun Food Group, Ltd.	2,622,000	3,105,390	0.4%
Guangdong Investment, Ltd.	5,402,000	2,218,347	0.3%
# HKC (Holdings), Ltd.	36,439,206	2,651,123	0.4%
# Hopson Development Holdings, Ltd.	3,914,000	2,992,228	0.4%
# Hunan Non-Ferrous Metal Corp., Ltd.	29,434,000	4,950,958	0.7%
Minmetals Resources, Ltd.	14,290,000	2,417,008	0.3%
*# Semiconductor Manufacturing International Corp.	223,591,000	8,462,351	1.2%
# Shenzhen International Holdings, Ltd.	99,951,800	4,987,136	0.7%
# Shenzhen Investment, Ltd.	22,480,000	6,568,033	0.9%
Sinolink Worldwide Holdings, Ltd.	25,301,300	2,101,648	0.3%
TPV Technology, Ltd.	18,340,000	6,058,059	0.8%
Weiqiao Textile Co., Ltd.	5,830,000	2,321,486	0.3%
Xinao Gas Holdings, Ltd.	2,178,000	2,977,223	0.4%
Other Securities		44,316,655	6.0%
TOTAL COMMON STOCKS		102,350,972	13.9%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$84,175	0.0%
TOTAL — CHINA		102,435,147	13.9%
HUNGARY — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		2,854,628	0.4%
INDIA — (8.5%)
COMMON STOCKS — (8.5%)
Other Securities		70,379,627	9.6%
PREFERRED STOCKS — (0.0%)
Other Securities		34,483	0.0%
TOTAL — INDIA		70,414,110	9.6%
INDONESIA — (2.2%)
COMMON STOCKS — (2.2%)
* PT Lippo Karawaci Tbk	35,036,250	2,666,268	0.4%
Other Securities		15,236,234	2.0%
TOTAL — INDONESIA		17,902,502	2.4%
ISRAEL — (2.5%)
COMMON STOCKS — (2.5%)
* Clal Insurance Enterprise Holdings, Ltd.	267,547	3,108,315	0.4%
* Harel Insurance Investments & Finances, Ltd.	106,806	3,326,434	0.5%
Other Securities		14,134,122	1.9%
TOTAL — ISRAEL		20,568,871	2.8%
MALAYSIA — (5.3%)
COMMON STOCKS — (5.3%)
Other Securities		43,616,268	5.9%
PREFERRED STOCKS — (0.0%)
Other Securities		16,155	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		54,822	0.0%
TOTAL — MALAYSIA		43,687,245	5.9%
MEXICO — (5.1%)
COMMON STOCKS — (5.1%)
# Embotelladora Arca S.A.B. de C.V.	1,909,100	4,300,522	0.6%
*# Empresas ICA S.A.B. de C.V.	1,463,608	2,660,913	0.4%
*# Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	4,941,520	0.7%
Grupo Continental S.A.B. de C.V.	3,323,559	5,873,884	0.8%
* Industrias CH S.A.B. de C.V. Series B	3,280,048	7,227,224	1.0%
# TV Azteca S.A.B. de C.V. Series A	6,581,300	2,235,716	0.3%
Other Securities		15,249,768	2.0%
TOTAL — MEXICO		42,489,547	5.8%
PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		9,205,530	1.3%
POLAND — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		17,783,042	2.4%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SOUTH AFRICA — (8.9%)
COMMON STOCKS — (8.9%)
Aveng, Ltd.	853,649	$3,264,724	0.4%
Dimension Data Holdings P.L.C.	3,458,471	2,587,466	0.4%
Foschini, Ltd.	521,461	2,759,686	0.4%
Grindrod, Ltd.	1,607,864	2,634,920	0.4%
Imperial Holdings, Ltd.	473,889	3,036,115	0.4%
JD Group, Ltd.	1,161,251	4,653,662	0.6%
Metropolitan Holdings, Ltd.	1,697,716	2,124,333	0.3%
Mr. Price Group, Ltd.	928,134	2,840,960	0.4%
Reunert, Ltd.	594,843	2,939,655	0.4%
The Spar Group, Ltd.	559,850	3,495,542	0.5%
Tongaat-Hulett, Ltd.	625,434	5,516,841	0.8%
Wilson Bayly Holme-Ovcon, Ltd.	190,920	2,237,351	0.3%
Woolworths Holdings, Ltd.	2,268,438	3,199,912	0.4%
Other Securities		32,566,324	4.3%
TOTAL — SOUTH AFRICA		73,857,491	10.0%
SOUTH KOREA — (12.9%)
COMMON STOCKS — (12.9%)
# Daelim Industrial Co., Ltd.	56,180	2,727,306	0.4%
# NCsoft Corp.	32,130	3,582,778	0.5%
Other Securities		100,427,498	13.6%
TOTAL COMMON STOCKS		106,737,582	14.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,596	0.0%
TOTAL — SOUTH KOREA		106,744,178	14.5%
TAIWAN — (11.3%)
COMMON STOCKS — (11.3%)
Other Securities		93,333,314	12.7%
THAILAND — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		16,405,979	2.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		27,178	0.0%
TOTAL — THAILAND		16,433,157	2.2%
TURKEY — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		14,704,819	2.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		137,672	0.0%
TOTAL — TURKEY		14,842,491	2.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $1,475,000 FNMA 5.00%, 06/01/23, valued at $1,374,777) to be repurchased at $1,353,007	$1,353	1,353,000	0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (11.5%)
§@ DFA Short Term Investment Fund LP	92,464,501	$92,464,501	12.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $3,192,493) to be repurchased at $3,129,910	$3,130	3,129,895	0.4%
TOTAL SECURITIES LENDING COLLATERAL		95,594,396	13.0%
TOTAL INVESTMENTS — (100.0%) (Cost $887,196,118)		$827,728,588	112.4%

See accompanying Notes to Financial Statements.

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (42.7%)
Federal Farm Credit Bank 2.750%, 05/04/10	$118,300	$120,472,698
3.750%, 12/06/10	40,000	41,558,840
Federal Home Loan Bank 2.375%, 04/30/10	12,000	12,171,816
4.875%, 05/14/10	108,200	112,573,552
4.250%, 06/11/10	134,100	138,939,401
2.750%, 06/18/10	76,200	77,710,208
3.500%, 07/16/10	100,000	102,367,400
Federal Home Loan Mortgage Corporation 2.875%, 04/30/10	136,000	138,524,976
2.375%, 05/28/10	106,300	107,957,855
2.875%, 06/28/10	75,000	76,658,025
6.875%, 09/15/10	30,000	32,234,250
Federal National Mortgage Association 4.125%, 05/15/10	102,500	105,600,727
2.375%, 05/20/10	124,500	126,417,424
7.125%, 06/15/10	98,500	105,341,121
4.500%, 02/15/11	83,000	87,843,299
TOTAL AGENCY OBLIGATIONS		1,386,371,592
BONDS — (37.6%)
American Express Centurion Floating Rate Note (r) 0.480%, 06/12/09	91,700	91,392,071
Bank of America NA 1.700%, 12/23/10	40,000	40,375,440
Bank of New York Mellon Corp. 4.950%, 01/14/11	5,000	5,170,675
Bank of New York Mellon Corp. Floating Rate Note (r) 1.634%, 02/05/10	59,000	58,811,495
Citigroup Funding, Inc. Floating Rate Note (r) 1.351%, 10/22/09	80,400	78,480,852
CME Group, Inc. Floating Rate Note (r) 1.886%, 08/06/10	100,000	98,044,600
Deutsche Bank AG Floating Rate Note (r) 1.909%, 06/18/10	100,000	98,495,900
General Electric Capital Corp. 5.000%, 12/01/10	10,000	10,211,450
1.625%, 01/07/11	60,000	60,403,620
General Electric Capital Corp. Floating Rate Note (r) 1.301%, 05/10/10	10,200	9,885,024
Goldman Sachs Group, Inc. 1.700%, 03/15/11	30,000	30,235,590
JPMorgan Chase & Co. Floating Rate Note (r) 1.596%, 11/19/09	92,000	91,742,124

	Face Amount	Value†
	(000)
Kreditanstalt fuer Wiederaufbau 4.625%, 01/20/11	$58,000	$60,675,888
1.875%, 03/15/11	35,000	35,201,425
Landeskreditbank Baden-Wuerttemberg Foerderbank 4.250%, 09/15/10	24,400	25,118,068
Manitoba, Province of 4.450%, 04/12/10	5,450	5,620,312
Morgan Stanley 2.900%, 12/01/10	90,000	92,261,070
Nordic Investment Bank 4.875%, 03/15/11	12,291	12,620,645
Oesterreichischen Kontrollbank AG 4.250%, 10/06/10	10,000	10,288,340
Oesterreichischen Kontrollbank AG 2.875%, 03/15/11	82,000	82,965,140
Regions Bank 2.750%, 12/10/10	18,000	18,390,474
Svensk Exportkredit AB 4.000%, 06/15/10	77,000	78,618,463
4.500%, 09/27/10	13,000	13,469,131
Wachovia Corp. Floating Rate Note (r) 1.699%, 11/24/09	93,000	92,036,799
Wal-Mart Stores, Inc. 4.125%, 07/01/10	19,343	19,870,193
TOTAL BONDS		1,220,384,789
CERTIFICATES OF DEPOSIT INTEREST BEARING — (8.9%)
Abbey National North America 3.060%, 06/04/09	55,000	55,117,716
Barclays Bank P.L.C. 3.430%, 07/10/09	80,000	80,374,984
3.430%, 08/07/09	22,000	22,129,527
Toronto Dominion Bank NY 1.900%, 10/05/09	15,000	15,085,109
1.840%, 10/06/09	70,000	70,384,342
UBS AG 3.390%, 07/13/09	45,000	45,216,167
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		288,307,845
COMMERCIAL PAPER — (10.4%)
ANZ National (International), Ltd. 3.070%, 09/04/09	30,000	29,880,090
1.605%, 11/06/09	57,000	56,571,913
Australia & New Zealand Bank 3.111%, 07/31/09	10,000	9,977,128
Nordea North America, Inc. 2.900%, 05/22/09	15,000	14,997,213
3.000%, 06/01/09	45,000	44,985,722
Societe Generale North America 3.100%, 05/01/09	19,000	18,999,905
3.145%, 05/01/09	44,000	43,999,780

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
UBS Finance Delaware LLC 3.225%, 05/22/09	$17,000	$16,996,530
Westpac Banking Corp. 3.020%, 09/04/09	103,000	102,588,309
TOTAL COMMERCIAL PAPER		338,996,590
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $12,245,000 FNMA 5.32%, 01/01/19, valued at $12,688,881) to be repurchased at $12,501,066	12,501	12,501,000
TOTAL INVESTMENTS — (100.0%) (Cost $3,220,312,860)		$3,246,561,816

See accompanying Notes to Financial Statements.

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount^	Value†
	(000)
AUSTRALIA — (0.1%)
BONDS — (0.1%)
Australia & New Zealand Banking Group, Ltd.
(u) 4.875%, 11/08/10	4,085	$4,067,202
CANADA — (3.9%)
BONDS — (3.9%)
Canada Mortgage & Housing Corp. (u) 4.800%, 10/01/10	26,280	27,099,910
Ontario, Province of Canada (u) 3.125%, 09/08/10	89,000	90,882,884
TOTAL — CANADA		117,982,794
FRANCE — (0.9%)
BONDS — (0.9%)
Agence Francaise de Developpement (u) 1.750%, 01/18/11	26,500	26,482,563
GERMANY — (11.6%)
BONDS — (11.6%)
Deutche Bank AG Floating Rate Note (u)(r) 1.738%, 02/16/10	90,000	88,967,520
DSL Bank AG (j) 1.750%, 10/07/09	5,760,000	58,677,357
Kreditanstalt fuer Wiederaufbau (u) 4.625%, 01/20/11	53,200	55,654,435
(u) 1.875%, 03/15/11	19,755	19,886,568
Landeskreditbank Baden-Wuerttemberg Foerderbank (u) 4.250%, 09/15/10	25,000	25,735,725
(u) 3.250%, 10/29/10	34,000	34,515,780
(u) 2.500%, 02/14/11	29,000	29,151,728
Landwirtschaftliche Rentenbank (u) 4.250%, 01/21/11	25,000	26,039,175
(u) 4.875%, 02/14/11	9,100	9,582,346
TOTAL — GERMANY		348,210,634
NETHERLANDS — (2.4%)
BONDS — (2.4%)
Bank Nederlandse Gemeenten (u) 3.375%, 12/15/10	8,648	8,853,416
(u) 3.375%, 01/18/11	15,000	15,326,295
Deutsche Bahn Finance (u) 5.125%, 01/05/11	48,385	50,020,606
TOTAL — NETHERLANDS		74,200,317
SPAIN — (3.0%)
BONDS — (3.0%)
Instituto de Credito Oficial (j) 0.800%, 09/28/09	5,638,000	57,206,205
(u) 4.625%, 10/26/10	26,300	27,338,114
(u) 3.000%, 03/15/11	5,000	5,108,715
TOTAL — SPAIN		89,653,034

	Face Amount^	Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.7%)
BONDS — (1.7%)
Inter-American Development Bank (j) 1.900%, 07/08/09	5,000,000	$50,811,093
SWEDEN — (1.1%)
BONDS — (1.1%)
Svensk Exportkredit AB (u) 4.000%, 06/15/10	5,767	5,888,217
Sweden Kingdom (u) 4.500%, 02/07/11	25,000	26,341,450
TOTAL — SWEDEN		32,229,667
UNITED KINGDOM — (0.2%)
BONDS — (0.2%)
BP Capital Markets P.L.C. (u) 4.750%, 11/10/10	5,814	6,025,554
UNITED STATES — (74.7%)
AGENCY OBLIGATIONS — (38.1%)
Federal Farm Credit Bank 2.750%, 05/04/10	$20,100	20,469,157
Federal Home Loan Bank 4.875%, 05/14/10	48,200	50,148,292
4.250%, 06/11/10	125,100	129,614,609
2.750%, 06/18/10	103,400	105,449,285
3.500%, 07/16/10	20,000	20,473,480
3.375%, 08/13/10	102,300	105,383,117
4.375%, 10/22/10	60,000	62,766,480
1.625%, 01/21/11	100,000	100,898,600
Federal Home Loan Mortgage Corporation 2.375%, 05/28/10	100,000	101,559,600
2.875%, 06/28/10	115,000	117,542,305
4.750%, 01/18/11	20,000	21,204,840
Federal National Mortgage Association 4.125%, 05/15/10	105,400	108,588,455
2.375%, 05/20/10	80,000	81,232,080
7.125%, 06/15/10	100,000	106,945,300
4.500%, 02/15/11	13,500	14,287,765
TOTAL AGENCY OBLIGATIONS		1,146,563,365
BONDS — (19.3%)
American Express Centurion Floating Rate Note (r) 0.480%, 06/12/09	84,000	83,717,928
Bank of America Corp. 4.500%, 08/01/10	5,092	5,022,072
1.700%, 12/23/10	80,000	80,750,880
Bank of New York Mellon Corp. Floating Rate Note (r) 1.634%, 02/05/10	93,400	93,101,587

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

	Face Amount	Value†
	(000)
CME Group, Inc. Floating Rate Note (r) 1.886%, 08/06/10	$25,000	$24,511,150
General Electric Capital Corp. 1.625%, 01/07/11	40,000	40,269,080
Georgia Power Co. Floating Rate Note (r) 1.866%, 03/17/10	49,700	49,951,730
JPMorgan Chase & Co. Floating Rate Note (r) 1.596%, 11/19/09	90,000	89,747,730
Morgan Stanley 2.900%, 12/01/10	20,000	20,502,460
Wachovia Corp. Floating Rate Note (r) 1.699%, 11/24/09	50,000	49,482,150
Wells Fargo Bank & Co. Floating Rate Note
(r) 1.397%, 09/23/09	44,000	43,548,120
TOTAL BONDS		580,604,887
CERTIFICATES OF DEPOSIT INTEREST BEARING — (13.5%)
Barclays Bank P.L.C. 3.430%, 07/10/09	60,000	60,281,238
3.430%, 08/07/09	40,000	40,235,504
BNP Paribas Finance, Inc. 3.190%, 08/14/09	76,000	76,426,140
Nordea Bank Finland 1.650%, 01/28/10	40,000	39,982,880

	Face Amount	Value†
	(000)
Toronto Dominion Bank 1.900%, 10/05/09	$50,000	$50,283,695
1.650%, 01/28/10	40,000	40,224,816
UBS AG 3.390%, 07/13/09	100,000	100,480,370
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		407,914,643
COMMERCIAL PAPER — (3.8%)
Australia & New Zealand Bank 3.111%, 07/31/09	25,000	24,942,820
Westpac Banking Corp. 1.370%, 01/15/10	90,000	88,974,954
TOTAL COMMERCIAL PAPER		113,917,774
TOTAL — UNITED STATES		2,249,000,669
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by 12,230,000 $FNMA 5.00%, 08/25/18, valued at 11,329,180 $) to be repurchased at $11,161,059	11,161	11,161,000
TOTAL INVESTMENTS — (100.0%) (Cost $2,957,790,249)		$3,009,824,527

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Company Series	The U.S. Large Cap Value Series	The DFA International Value Series	The Japanese Small Company Series
ASSETS:
Investments at Value (including $434,422, $1,067,948, $1,049,081, and $232,966 of securities on loan, respectively)	$2,831,491	$6,045,433	$4,614,471	$978,538
Temporary Cash Investments at Value & Cost	73,662	18,099	13,331	5,478
Collateral Received from Securities on Loan at Value & Cost	451,342	1,103,701	1,108,475	250,932
Foreign Currencies at Value	—	—	17,108	1,401
Cash	8,574	—	16	15
Receivables:
Investment Securities Sold	—	28,016	30,380	49
Dividends and Interest	4,118	9,319	26,243	10,388
Securities Lending Income	291	976	2,521	463
Fund Shares Sold	1,171	26	2,860	—
Futures Margin Variation	160	—	—	—
Prepaid Expenses and Other Assets	20	18	185	4
Total Assets	3,370,829	7,205,588	5,815,590	1,247,268
LIABILITIES:
Payables:
Upon Return of Securities Loaned	451,342	1,103,701	1,108,475	250,932
Investment Securities Purchased	3,324	22,059	28,500	—
Fund Shares Redeemed	—	941	981	51
Due to Advisor	59	485	739	83
Accrued Expenses and Other Liabilities	320	275	298	72
Total Liabilities	455,045	1,127,461	1,138,993	251,138
NET ASSETS	$2,915,784	$6,078,127	$4,676,597	$996,130
Investments at Cost	$3,168,206	$6,106,001	$4,667,940	$1,425,247
Foreign Currencies at Cost	$—	$—	$16,150	$1,412

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $74,017, $38,256, $294,911 and $51,797 of securities on loan, respectively)	$422,792	$555,822	$1,128,152	$226,871
Temporary Cash Investments at Value & Cost	51	663	7,492	872
Collateral Received from Securities on Loan at Value & Cost	82,674	43,749	309,828	55,515
Foreign Currencies at Value	3,188	1,564	3,154	121
Cash	16	16	16	16
Receivables:
Investment Securities Sold	49	1,543	10	—
Dividends, Interest, and Tax Reclaims	915	4,685	5,330	128
Securities Lending Income	118	47	592	55
Fund Shares Sold	—	—	15	—
Prepaid Expenses and Other Assets	—	1	2	—
Total Assets	509,803	608,090	1,454,591	283,578
LIABILITIES:
Payables:
Upon Return of Securities Loaned	82,674	43,749	309,828	55,515
Investment Securities Purchased	31	882	1,239	—
Fund Shares Redeemed	34	46	—	—
Due to Advisor	34	44	89	17
Accrued Expenses and Other Liabilities	53	41	99	20
Total Liabilities	82,826	44,762	311,255	55,552
NET ASSETS	$426,977	$563,328	$1,143,336	$228,026
Investments at Cost	$629,258	$808,125	$1,403,126	$464,786
Foreign Currencies at Cost	$3,114	$1,555	$3,114	$115

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
ASSETS:
Investments at Value (including $155,674, $58,065, $0, and $0 of securities on loan, respectively)	$1,563,134	$730,782	$3,234,061	$2,998,664
Temporary Cash Investments at Value & Cost	1,204	1,353	12,501	11,161
Collateral Received from Securities on Loan at Value & Cost	166,699	95,594	—	—
Foreign Currencies at Value	2,586	802	—	30
Cash	15	27	1	16
Receivables:
Investment Securities Sold	2,111	194	17,999	27,023
Dividends, Interest, and Tax Reclaims	5,707	2,862	29,732	30,563
Securities Lending Income	258	134	—	—
Fund Shares Sold	826	3,035	785	3,047
Unrealized Gain on Forward Currency Contracts	—	—	—	605
Prepaid Expenses and Other Assets	2	—	12	12
Total Assets	1,742,542	834,783	3,295,091	3,071,121
LIABILITIES:
Payables:
Upon Return of Securities Loaned	166,699	95,594	—	—
Investment Securities Purchased	1,636	2,035	15,134	19,931
Due to Advisor	125	115	136	126
Deferred Thailand Capital Gains Tax	1,050	242	—	—
Accrued Expenses and Other Liabilities	170	90	115	119
Total Liabilities	169,680	98,076	15,385	20,176
NET ASSETS	$1,572,862	$736,707	$3,279,706	$3,050,945
Investments at Cost	$1,035,135	$790,249	$3,207,812	$2,946,629
Foreign Currencies at Cost	$2,497	$820	$—	$28

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Company Series	The U.S. Large Cap Value Series	The DFA International Value Series	The Japanese Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $20, $6,887, and $877, respectively)	$41,161	$89,932	$71,843	$11,676
Interest	61	148	181	18
Income from Securities Lending	2,245	5,817	7,172	3,996
Total Investment Income	43,467	95,897	79,196	15,690
Expenses
Investment Advisory Services Fees	348	2,859	4,232	517
Accounting & Transfer Agent Fees	161	320	243	68
S&P 500® Fees	128	—	—	—
Custodian Fees	25	34	283	96
Shareholders' Reports	21	46	40	7
Directors'/Trustees' Fees & Expenses	24	47	30	8
Professional Fees	41	80	80	13
Other	21	39	55	23
Total Expenses	769	3,425	4,963	732
Net Investment Income (Loss)	42,698	92,472	74,233	14,958
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(187,541)	(322,564)	(26,775)	(12,086)
Futures	(6,605)	7,204	(1,124)	1,131
Foreign Currency Transactions	—	—	442	1,672
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(136,417)	(484,081)	(52,510)	(4,519)
Futures	8,098	(29)	—	—
Translation of Foreign Currency Denominated Amounts	—	—	(597)	(719)
Net Realized and Unrealized Gain (Loss)	(322,465)	(799,470)	(80,564)	(14,521)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(279,767)	$(706,998)	$(6,331)	$437

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $135, $3, $2,187, and $275, respectively)	$7,546	$12,263	$13,800	$1,585
Interest	16	12	61	4
Income from Securities Lending	1,024	243	2,607	435
Total Investment Income	8,586	12,518	16,468	2,024
Expenses
Investment Advisory Services Fees	192	245	507	101
Accounting & Transfer Agent Fees	33	39	67	23
Custodian Fees	129	20	136	33
Shareholders' Reports	5	5	10	2
Directors'/Trustees' Fees & Expenses	2	4	7	2
Professional Fees	10	10	19	3
Other	19	9	24	7
Total Expenses	390	332	770	171
Net Investment Income (Loss)	8,196	12,186	15,698	1,853
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(30,143)	(16,373)	(9,429)	(31,857)
Futures	(432)	534	(476)	(322)
Foreign Currency Transactions	(264)	(970)	(658)	(237)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	56,509	39,799	26,304	47,953
Futures	(3)	(1)	(10)	—
Translation of Foreign Currency Denominated Amounts	137	(163)	118	13
Nets Realized and Unrealized Gain (Loss)	25,804	22,826	15,849	15,550
Net Increase (Decrease) in Net Assets Resulting from Operations	$34,000	$35,012	$31,547	$17,403

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The Emerging Markets Series	The Emerging Markets Small Cap Series	The DFA One-Year Fixed Income Series	The DFA Two-Year Global Fixed Income Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,595, $753, $0, and $0, respectively)	$15,256	$8,368	—	—
Interest	66	20	$42,999	$39,384
Income from Securities Lending	1,914	1,222	—	—
Total Investment Income	17,236	9,610	42,999	39,384
Expenses
Investment Advisory Services Fees	714	590	812	780
Accounting & Transfer Agent Fees	90	44	185	181
Custodian Fees	445	252	17	67
Shareholders' Reports	15	6	17	17
Directors'/Trustees' Fees & Expenses	9	3	29	28
Professional Fees	43	19	29	29
Other	25	28	17	17
Total Expenses	1,341	942	1,106	1,119
Net Investment Income (Loss)	15,895	8,668	41,893	38,265
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,066)	(33,761)	1,773	3,497
Futures	(2,515)	(446)	—	—
Foreign Currency Transactions	(906)	139	—	25,335
In-Kind Redemptions	17,805 *	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	135,172	182,305	37,598	8,234
Futures	(32)	(10)	—	—
Translation of Foreign Currency Denominated Amounts	100	118	—	571
Change in Deferred Thailand Capital Gains Tax	(263)	(84)	—	—
Net Realized and Unrealized Gain (Loss)	123,295	148,261	39,371	37,637
Net Increase (Decrease) in Net Assets Resulting from Operations	$139,190	$156,929	$81,264	$75,902

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Company Series			The U.S. Large Cap Value Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$42,698	$84,705	$94,262	$92,472	$166,016	$146,991
Net Realized Gain (Loss) on:
Investment Securities Sold	(187,541)	(126,174)	10,206	(322,564)	(422,637)	(118,412)
Futures	(6,605)	(22,232)	3,585	7,204	(1,861)	—
In-Kind Redemptions	—	24,362 *	529,199 *	—	52,271 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(136,417)	(1,591,847)	(217,829)	(484,081)	(3,601,292)	(150,559)
Futures	8,098	1,195	(216)	(29)	29	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(279,767)	(1,629,991)	419,207	(706,998)	(3,807,474)	(121,980)
Transactions in Interest:
Contributions	244,705	696,520	616,294	482,905	1,370,762	1,783,358
Withdrawals	(322,806)	(299,226)*	(1,482,132)*	(437,143)	(983,247)*†	(368,362)†
Net Increase (Decrease) from Transactions in Interest	(78,101)	397,294	(865,838)	45,762	387,515	1,414,996
Total Increase (Decrease) in Net Assets	(357,868)	(1,232,697)	(446,631)	(661,236)	(3,419,959)	1,293,016
Net Assets
Beginning of Period	3,273,652	4,506,349	4,952,980	6,739,363	10,159,322	8,866,306
End of Period	$2,915,784	$3,273,652	$4,506,349	$6,078,127	$6,739,363	$10,159,322

*  See Note K in the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The DFA International Value Series				The Japanese Small Company Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007		Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)				(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$74,233	$304,387	$274,613		$14,958	$32,246	$29,640
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,775)	137,811	654,522		(12,086)	(68,518)	51,317
Futures	(1,124)	(1,153)	—		1,131	(16)	—
Foreign Currency Transactions	442	(4,593)	2,498		1,672	(321)	(227)
In-Kind Redemptions	—	103,024 *	—		—	1,625 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(52,510)	(5,026,911)	403,307		(4,519)	(374,750)	(103,081)
Futures	—	19	—		—	—	—
Translation of Foreign Currency Denominated Amounts	(597)	(76)	(180)		(719)	495	144
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,331)	(4,487,492)	1,334,760		437	(409,239)	(22,207)
Transactions in Interest:
Contributions	299,341	927,878	1,731,698		28,597	64,727	227,009
Withdrawals	(316,750)	(1,378,770)*†	(884,989	)†	(95,868)	(97,345)*	(85,703)
Net Increase (Decrease) from Transactions in Interest	(17,409)	(450,892)	846,709		(67,271)	(32,618)	141,306
Total Increase (Decrease) in Net Assets	(23,740)	(4,938,384)	2,181,469		(66,834)	(441,857)	119,099
Net Assets
Beginning of Period	4,700,337	9,638,721	7,457,252		1,062,964	1,504,821	1,385,722
End of Period	$4,676,597	$4,700,337	$9,638,721		$996,130	$1,062,964	$1,504,821

*  See Note K in the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Asia Pacific Small Company Series			The United Kingdom Small Company Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,196	$37,740	$36,380	$12,186	$34,127	$33,556
Net Realized Gain (Loss) on:
Investment Securities Sold	(30,143)	(38,746)	111,215	(16,373)	10,543	42,995
Futures	(432)	(283)	—	534	—	—
Foreign Currency Transactions	(264)	(1,429)	874	(970)	(1,788)	397
In-Kind Redemptions	—	4,018 *	—	—	6,873 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	56,509	(649,251)	232,165	39,799	(643,213)	(51,516)
Futures	(3)	3	—	(1)	1	—
Translation of Foreign Currency Denominated Amounts	137	(121)	(25)	(163)	222	(10)
Net Increase (Decrease) in Net Assets Resulting from Operations	34,000	(648,069)	380,609	35,012	(593,235)	25,422
Transactions in Interest:
Contributions	5,144	50,371	123,444	1,493	52,563	36,898
Withdrawals	(53,404)	(166,219)*	(48,526)	(28,567)	(62,518)*	(21,566)
Net Increase (Decrease) from Transactions in Interest	(48,260)	(115,848)	74,918	(27,074)	(9,955)	15,332
Total Increase (Decrease) in Net Assets	(14,260)	(763,917)	455,527	7,938	(603,190)	40,754
Net Assets
Beginning of Period	441,237	1,205,154	749,627	555,390	1,158,580	1,117,826
End of Period	$426,977	$441,237	$1,205,154	$563,328	$555,390	$1,158,580

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Continental Small Company Series			The Canadian Small Company Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$15,698	$63,045	$48,296	$1,853	$3,212	$383
Net Realized Gain (Loss) on:
Investment Securities Sold	(9,429)	(48,434)	151,648	(31,857)	(20,515)	1,663
Futures	(476)	(358)	—	(322)	—	—
Foreign Currency Transactions	(658)	(76)	559	(237)	(433)	(413)
In-Kind Redemptions	—	16,564 *	—	—	(2,616)*	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	26,304	(1,158,591)	126,217	47,953	(279,292)	(6,570)
Futures	(10)	9	—	—	—	—
Translation of Foreign Currency Denominated Amounts	118	(386)	83	13	(6)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	31,547	(1,128,227)	326,803	17,403	(299,650)	(4,939)
Transactions in Interest:
Contributions	64,985	131,960	103,548	—	341,843	222,468
Withdrawals	(64,781)	(148,270)*	(49,423)	(22,250)	(22,849)*	(4,000)
Net Increase (Decrease) from Transactions in Interest	204	(16,310)	54,125	(22,250)	318,994	218,468
Total Increase (Decrease) in Net Assets	31,751	(1,144,537)	380,928	(4,847)	19,344	213,529
Net Assets
Beginning of Period	1,111,585	2,256,122	1,875,194	232,873	213,529	—
End of Period	$1,143,336	$1,111,585	$2,256,122	$228,026	$232,873	$213,529

*  See Note K in the Notes to Financial Statements.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Emerging Markets Series			The Emerging Markets Small Cap Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$15,895	$82,436	$76,347	$8,668	$33,406	$23,921
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,066)	(59,927)	143,019	(33,761)	(9,181)	107,316
Futures	(2,515)	(361)	—	(446)	(439)	—
Foreign Currency Transactions	(906)	(1,036)	(111)	139	(1,324)	(336)
In-Kind Redemptions	17,805 *	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	135,172	(1,612,126)	859,017	182,305	(796,299)	279,364
Futures	(32)	32	—	(10)	10	—
Translation of Foreign Currency Denominated Amounts	100	(139)	(27)	118	(182)	76
Change in Deferred Thailand Capital Gains Tax	(263)	2,797	(884)	(84)	1,377	(450)
Net Increase (Decrease) in Net Assets Resulting from Operations	139,190	(1,588,324)	1,077,361	156,929	(772,632)	409,891
Transactions in Interest:
Contributions	71,468	197,789	481,891	62,725	137,703	360,040
Withdrawals	(262,320)*	(692,731)	(266,433)	(49,326)	(324,263)	(147,889)
Net Increase (Decrease) from Transactions in Interest	(190,852)	(494,942)	215,458	13,399	(186,560)	212,151
Total Increase (Decrease) in Net Assets	(51,662)	(2,083,266)	1,292,819	170,328	(959,192)	622,042
Net Assets
Beginning of Period	1,624,524	3,707,790	2,414,971	566,379	1,525,571	903,529
End of Period	$1,572,862	$1,624,524	$3,707,790	$736,707	$566,379	$1,525,571

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The DFA One-Year Fixed Income Series			The DFA Two-Year Global Fixed Income Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$41,893	$102,095	$157,046	$38,265	$86,439	$103,173
Net Realized Gain (Loss) on:
Investment Securities Sold	1,773	(1,438)	(74)	3,497	62	(3,439)
Foreign Currency Transactions	—	—	—	25,335	77,256	(32,540)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	37,598	(8,430)	(2,138)	8,234	(51,296)	24,384
Translation of Foreign Currency Denominated Amounts	—	—	—	571	(11,788)	56,392
Net Increase (Decrease) in Net Assets Resulting from Operations	81,264	92,227	154,834	75,902	100,673	147,970
Transactions in Interest:
Contributions	193,662	749,285	1,322,342	65,372	243,154	722,901
Withdrawals	(220,592)	(845,284)†	(667,163)†	(355,177)	(381,074)†	(137,550)†
Net Increase (Decrease) from Transactions in Interest	(26,930)	(95,999)	655,179	(289,805)	(137,920)	585,351
Total Increase (Decrease) in Net Assets	54,334	(3,772)	810,013	(213,903)	(37,247)	733,321
Net Assets
Beginning of Period	3,225,372	3,229,144	2,419,131	3,264,848	3,302,095	2,568,774
End of Period	$3,279,706	$3,225,372	$3,229,144	$3,050,945	$3,264,848	$3,302,095

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The U.S. Large Company Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(8.23	)%(C)	(33.10	)%(C)	7.77%	14.25%	8.51%	12.77%	15.05%
Net Assets, End of Period (thousands)	$2,915,784		$3,273,652		$4,506,349	$4,952,980	$4,238,712	$3,493,919	$3,000,997
Ratio of Expenses to Average Net Assets	0.06	%(B)	0.04	%(B)	0.04%	0.04%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.09	%(B)	2.16	%(B)	1.96%	1.95%	1.87%	1.99%	1.75%
Portfolio Turnover Rate	5	%(C)	6	%(C)	13%*	4%	6%	2%	8%
	The U.S. Large Cap Value Series†
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(9.92	)%(C)	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%	20.34%
Net Assets, End of Period (thousands)	$6,078,127		$6,739,363		$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.11	%(B)	0.11%	0.12%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.26	%(B)	1.97	%(B)	1.44%	1.68%	1.56%	1.41%	1.62%
Portfolio Turnover Rate	19	%(C)	19	%(C)	9%	13%	9%	7%	7%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* Excluding security sales due to the In-Kind Redemptions the portfolio turnover rate would have been 5%. See Note K in the Notes to Financial Statements.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The DFA International Value Series†
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	0.26	%(C)	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$4,676,597		$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.24	%(B)	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.54	%(B)	4.15	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	8	%(C)	16	%(C)	16%	8%	10%	15%	14%
	The Japanese Small Company Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(0.15	)%(C)	(26.87	)%(C)	(1.16)%	(2.28)%	31.03%	32.73%	47.87%
Net Assets, End of Period (thousands)	$996,130		$1,062,964		$1,504,821	$1,385,722	$1,151,429	$605,132	$283,699
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.13	%(B)	0.13%	0.14%	0.22%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.91	%(B)	2.64	%(B)	1.94%	1.68%	1.51%	1.45%	1.41%
Portfolio Turnover Rate	3	%(C)	10	%(C)	9%	9%	6%	5%	16%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	10.46	%(C)	(57.75	)%(C)	47.23%	38.26%	9.30%	27.40%	61.47%
Net Assets, End of Period (thousands)	$426,977		$441,237		$1,205,154	$749,627	$395,923	$282,999	$156,765
Ratio of Expenses to Average Net Assets	0.21	%(B)	0.15	%(B)	0.15%	0.17%	0.27%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	4.30	%(B)	4.33	%(B)	3.58%	4.19%	4.33%	3.82%	3.35%
Portfolio Turnover Rate	13	%(C)	20	%(C)	25%	14%	10%	11%	15%
	The United Kingdom Small Company Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	7.29	%(C)	(50.77	)%(C)	2.42%	44.80%	12.88%	29.68%	44.65%
Net Assets, End of Period (thousands)	$563,328		$555,390		$1,158,580	$1,117,826	$643,038	$377,763	$160,917
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.12	%(B)	0.12%	0.13%	0.22%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	5.02	%(B)	3.79	%(B)	2.72%	2.70%	3.19%	2.70%	3.25%
Portfolio Turnover Rate	7	%(C)	25	%(C)	12%	8%	12%	7%	7%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Continental Small Company Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	2.96	%(C)	(49.66	)%(C)	17.49%	47.10%	18.97%	36.57%	52.86%
Net Assets, End of Period (thousands)	$1,143,336		$1,111,585		$2,256,122	$1,875,194	$981,938	$654,644	$448,407
Ratio of Expenses to Average Net Assets	0.15	%(B)	0.14	%(B)	0.14%	0.15%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.12	%(B)	3.49	%(B)	2.16%	2.27%	2.16%	2.09%	2.49%
Portfolio Turnover Rate	5	%(C)	18	%(C)	12%	7%	18%	9%	11%

	The Canadian Small Company Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Period April 2, 2007(a) to Nov. 30, 2007
	(Unaudited)
Total Return	10.42	%(C)	(56.44	)%(C)	10.20	%(C)
Net Assets, End of Period (thousands)	$228,026		$232,873		$213,529
Ratio of Expenses to Average Net Assets	0.17	%(B)	0.18	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.85	%(B)	0.97	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	11	%(C)	21	%(C)	6	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Emerging Markets Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	11.29	%(C)	(48.15	)%(C)	42.62%	31.87%	31.23%	35.47%	39.67%
Net Assets, End of Period (thousands)	$1,572,862		$1,624,524		$3,707,790	$2,414,971	$1,852,565	$1,160,262	$607,561
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.18	%(B)	0.19%	0.20%	0.27%	0.31%	0.34%
Ratio of Net Investment Income to Average Net Assets	2.24	%(B)	3.00	%(B)	2.52%	2.54%	3.70%	2.63%	2.23%
Portfolio Turnover Rate	12	%(C)	19	%(C)	7%	11%	9%	2%	1%
	The Emerging Markets Small Cap Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	27.25	%(C)	(56.84	)%(C)	43.32%	40.55%	24.85%	35.22%	52.80%
Net Assets, End of Period (thousands)	$736,707		$566,379		$1,525,571	$903,529	$545,271	$237,865	$117,744
Ratio of Expenses to Average Net Assets	0.32	%(B)	0.30	%(B)	0.31%	0.34%	0.49%	0.52%	0.54%
Ratio of Net Investment Income to Average Net Assets	2.96	%(B)	3.07	%(B)	1.94%	2.39%	2.70%	1.93%	2.44%
Portfolio Turnover Rate	5	%(C)	19	%(C)	16%	18%	8%	11%	6%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The DFA One-Year Fixed Income Series†
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	2.51	%(C)	2.79	%(C)	5.31%	4.72%	2.32%	1.21%	1.95%
Net Assets, End of Period (thousands)	$3,279,706		$3,225,372		$3,229,144	$2,419,131	$1,953,544	$1,739,484	$1,455,374
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.07	%(B)	0.07%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.60	%(B)	3.26	%(B)	5.20%	4.15%	3.04%	1.63%	1.51%
Portfolio Turnover Rate	10	%(C)	31	%(C)	28%	28%	40%	154%	143%
	The DFA Two-Year Global Fixed Income Series†
	Six Months Ended, April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	2.42	%(C)	3.02	%(C)	5.15%	4.52%	1.92%	1.22%	2.36%
Net Assets, End of Period (thousands)	$3,050,945		$3,264,848		$3,302,095	$2,568,774	$2,068,235	$1,707,132	$1,195,610
Ratio of Expenses to Average Net Assets	0.07	%(B)	0.07	%(B)	0.07%	0.08%	0.10%	0.11%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.47	%(B)	2.79	%(B)	3.51%	3.12%	2.96%	1.96%	1.78%
Portfolio Turnover Rate	12	%(C)	17	%(C)	95%	111%	59%	131%	144%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of fourteen investment portfolios, of which twelve are included in this section of the report, (collectively, the "Series") and two are presented in separate reports.

Domestic Equity Portfolios

The U.S. Large Company Series

The U.S. Large Cap Value Series

Fixed Income Portfolios

The DFA One-Year Fixed Income Series

The DFA Two-Year Global Fixed Income Series

International Equity Portfolios

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

On December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master feeder structure, had elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Domestic Equity Portfolios and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fixed income instruments held by the Fixed Income Portfolios, are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Series adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The U.S. Large Company Series	$2,831,491	$525,004	—	$3,356,495	$10,475	—	—	$10,475
The U.S. Large Cap Value Series	6,045,433	1,121,800	—	7,167,233	—	—	—	—
The DFA International Value Series	1,264,771	4,471,506	—	5,736,277	—	—	—	—
The Japanese Small Company Series	6,060	1,228,888	—	1,234,948	—	—	—	—
The Asia Pacific Small Company Series	2,918	502,599	—	505,517	—	—	—	—
The United Kingdom Small Company Series	36	600,198	—	600,234	—	—	—	—
The Continental Small Company Series	7,487	1,437,985	—	1,445,472	—	—	—	—
The Canadian Small Company Series	226,870	56,388	—	283,258	—	—	—	—
The Emerging Markets Series	556,013	1,175,024	—	1,731,037	—	—	—	—
The Emerging Markets Small Cap Series	157,719	670,010	—	827,729	—	—	—	—
The DFA One-Year Fixed Income Series	—	3,246,562	—	3,246,562	—	—	—	—
The DFA Two-Year Global Fixed Income Series	—	3,009,825	—	3,009,825	—	$605	—	605

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, and forwards which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Two-Year Global Fixed Income Series also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The DFA Two-Year Global Fixed Income Series does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These Series are also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended April 30, 2009, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series	0.025%

The U.S. Large Cap Value Series	0.10%

The DFA International Value Series	0.20%

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Canadian Small Company Series	0.10%

The Emerging Markets Series	0.10%

The Emerging Markets Small Cap Series	0.20%

The DFA One-Year Fixed Income Series	0.05%

The DFA Two-Year Global Fixed Income Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2009, the total related amounts paid by the Trust to the CCO were $54 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Company Series	$72
The U.S. Large Cap Value Series	149
The DFA International Value Series	110
The Japanese Small Company Series	27
The Asia Pacific Small Company Series	10
The United Kingdom Small Company Series	13
The Continental Small Company Series	26
The Canadian Small Company Series	5
The Emerging Markets Series	37
The Emerging Markets Small Cap Series	15
The DFA One-Year Fixed Income Series	84
The DFA Two-Year Global Fixed Income Series	81

E.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Series made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
The U.S. Large Company Series	—	—	$150,910	$218,620
The U.S. Large Cap Value Series	—	—	1,349,297	1,096,477
The DFA International Value Series	—	—	483,633	343,951
The Japanese Small Company Series	—	—	32,161	77,867
The Asia Pacific Small Company Series	—	—	50,360	79,169
The United Kingdom Small Company Series	—	—	32,977	33,459
The Continental Small Company Series	—	—	92,128	51,616
The Canadian Small Company Series	—	—	21,899	39,497
The Emerging Markets Series	—	—	176,215	260,884
The Emerging Markets Small Cap Series	—	—	75,249	31,591
The DFA One-Year Fixed Income Series	$369,241	$177,352	573,733	39,690
The DFA Two-Year Global Fixed Income Series	397,447	217,203	499,948	60,357

F.  Federal Income Taxes:

No provision for federal income taxes is required since the Series' are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2008, the following Series' had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
The Japanese Small Company Series	$801	$1,131
The Asia Pacific Small Company Series	108	188
The United Kingdom Small Company Series	4,045	3,276
The Continental Small Company Series	669	25
The Emerging Markets Series	108	—
The Emerging Markets Small Cap Series	199	—

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Company Series	$4,001,115	$458,175	$(1,102,795)	$(644,620)
The U.S. Large Cap Value Series	7,230,014	449,084	(511,865)	(62,781)
The DFA International Value Series	5,790,472	304,876	(359,071)	(54,195)
The Japanese Small Company Series	1,683,747	42,330	(491,129)	(448,799)
The Asia Pacific Small Company Series	715,547	52,218	(262,248)	(210,030)
The United Kingdom Small Company Series	856,843	51,451	(308,060)	(256,609)
The Continental Small Company Series	1,721,981	166,127	(442,636)	(276,509)
The Canadian Small Company Series	521,173	3,987	(241,902)	(237,915)
The Emerging Markets Series	1,204,431	575,596	(48,990)	526,606
The Emerging Markets Small Cap Series	888,823	151,204	(212,298)	(61,094)
The DFA One-Year Fixed Income Series	3,220,313	34,195	(7,946)	26,249
The DFA Two-Year Global Fixed Income Series	2,957,790	55,787	(3,752)	52,035

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the fund has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series, each a master fund in a RIC/RIC master feeder structure with RIC feeders, underlying fund of fund investors (Two Year Global Fixed Income Series) and direct client investors, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. As a result of this election, for tax purposes, the master funds are deemed to have distributed all of their assets and liabilities to their shareholders in liquidation of the master fund. Since each master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, each fund's respective transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332 for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to newly formed partnerships. The final tax year end of the Master Funds was October 31, 2008.

For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code§ 334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholders owning 80% or more of the master fund, pursuant to Internal Revenue

Code § 332 (a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to IRC §§ 334(b)(1) and 1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. However, any security distributed in satisfaction of the master's final dividend would have a basis equal to their fair market value and would be deemed acquired on the liquidation date.

Each master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
The DFA One-Year Fixed Income Series	$(27,616,090)	$11,473,625	$49,753	$16,092,712
The DFA Two-Year Global Fixed Income Series	21,245,521	(39,613,298)	(6,979,642)	25,347,419

Each Portfolio impacted by the "Check the Box" election also has permanent book/tax differences resulting from the transaction. Listed below are the permanent differences impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA One-Year Fixed Income Portfolio	$23,017,604	$(17,665,726)	—	$(5,351,878)
DFA Two-Year Global Fixed Income Portfolio	58,589,854	(42,686,199)	$(6,443,265)	(9,460,390)
Global 60/40 Portfolio	—	(3,046,638)	—	3,046,638
Global 25/75 Portfolio	—	(1,370,411)	—	1,370,411

The Global 60/40 Portfolio and the Global 25/75 Portfolio, each representing a less than 80% owner of The DFA Two-Year Global Fixed Income Series, recognized $3,046,638 and $1,370,411 of net capital gain respectively for their tax year ended October 31, 2008, pursuant to IRC §331.

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Forward Currency Contracts: The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At April 30, 2009, The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the net unrealized foreign exchange gain/(Ioss) is reflected in the accompanying financial statements (amounts in thousands):

The DFA Two-Year Global Fixed Income Series

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at April 30, 2009	Unrealized Foreign Exchange Gain (Loss)
05/13/09	16,564,536	Japanese Yen	$168,601	$167,996	$605
			$168,601	$167,996	$605

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

4.  Futures Contracts: During the six months ended April 30, 2009, the Series entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At April 30, 2009, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
The U.S. Large Company Series	S&P 500 Index®	06/19/2009	347	$75,473	$10,475	$7,808

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Company Series	2.48%	$8,245	10	$6	$14,732
The U.S. Large Cap Value Series	1.88%	14,285	3	2	31,000

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	0.95%	$11,088	8	$2	$18,062
The Japanese Small Company Series	0.94%	1,743	9	—	10,042
The Asia Pacific Small Company Series	0.92%	385	10	—	972
The United Kingdom Small Company Series	1.10%	151	1	—	151
The Continental Small Company Series	0.97%	1,282	6	—	1,624
The Emerging Markets Series	0.93%	3,459	32	3	6,731
The Emerging Markets Small Cap Series	0.93%	4,370	9	1	5,819

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

I.  Securities Lending:

As of April 30, 2009, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the six months ended April 30, 2009, The Emerging Markets Series realized net gains of $17,805 (in thousands) of in kind redemptions.

During the period December 1, 2007 to October 31, 2008, the following Series realized net gains (losses) of in-kind redemptions (amounts in thousands):

The U.S. Large Company Series	$24,362
The U.S. Large Cap Value Series	52,271
The DFA International Value Series	103,024
The Japanese Small Company Series	1,625
The Asia Pacific Small Company Series	4,018
The United Kingdom Small Company Series	6,873
The Continental Small Company Series	16,564
The Canadian Small Company Series	(2,616)

During the year ended November 30, 2007, The U.S. Large Company Series distributed securities in lieu of cash for shareholder redemptions. The value of the redemption was $1,099,445 (in thousands) which resulted in a realized gain of $529,199 (in thousands) to the Series.

L.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (except for the DFA Short-Term Extended Quality Portfolio) (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature, extent and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe, and noted that the performance of many Funds compared favorably with their peer groups over various performance periods. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the

Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the last three years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

At the Board meeting held on June 26, 2008 (the "June Meeting"), the Board considered the initial approval of the investment advisory agreement and sub-advisory agreements for a new portfolio, DFA Short-Term Extended Quality Portfolio (the "Extended Quality Portfolio"). (The investment advisory agreement and sub-advisory agreements are referred to as the "Advisory Agreements").

At the June Meeting, the Board considered a variety of factors when considering the approval of the Advisory Agreements for the Extended Quality Portfolio, including: (i) the nature, extent and quality of services that will be provided by the Advisor to the Extended Quality Portfolio, including the resources of the Advisor to be dedicated to the Extended Quality Portfolio; (ii) the performance of the Advisor; (iii) the fees and expenses that will be borne by the Extended Quality Portfolio; (iv) the profitability realized by the Advisor from its relationship with the Extended Quality Portfolio; (v) whether economies of scale will be realized by the Advisor with respect to the Extended Quality Portfolio as it grows larger, and the extent to which the economies of scale are reflected in the level of the advisory fees charged for the benefit of investors; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Extended Quality Portfolio.

When considering the nature, extent and quality of the services that will be provided by the Advisor to the Extended Quality Portfolio, and the resources of the Advisor dedicated to the Extended Quality Portfolio, the Board reviewed the experience and expertise of the Advisor's investment professionals who will furnish management services to the Portfolio. The Board also evaluated the Advisor's investment advisory capabilities and the portfolio management process described for the Extended Quality Portfolio. The Board noted that the services that were proposed to be provided to the Extended Quality Portfolio were consistent with the range of services currently provided to other investment portfolios managed by the Advisor. The Board concluded that the nature, extent and quality of services that the Advisor was proposing to provide to the Extended Quality Portfolio appeared to be consistent with the Portfolio's anticipated operational requirements.

The Board also considered the proposed fees and projected expenses for the Extended Quality Portfolio, and compared the fees to be charged to the Extended Quality Portfolio by the Advisor to the fees charged by the

Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the Portfolio's anticipated peer group for comparable services. The Board concluded, among other things, that the proposed advisory fee and anticipated total expenses of the Extended Quality Portfolio appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed advisory fee for the Extended Quality Portfolio was fair, both on an absolute basis and in comparison with other funds likely to be in the Portfolio's peer group. The Board also concluded that, given that the Extended Quality Portfolio's proposed advisory fee likely ranking among the lowest of its peer funds, economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Portfolio at the present time.

The Board also noted that, as the Extended Quality Portfolio had not yet commenced investment operations, there was no investment performance for either the Extended Quality Portfolio or the Advisor in managing the Portfolio for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the Extended Quality Portfolio because the Portfolio had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Advisory Agreements for the Extended Quality Portfolio was in the best interests of the Portfolio and its shareholders.

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DFA043009-001S

DFA INVESTMENT DIMENSIONS GROUP INC.

Emerging Markets Value Portfolio

DIMENSIONAL EMERGING MARKETS

VALUE FUND INC.

Semi-Annual Report

Six Months Ended April 30, 2009

(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

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SEMI-ANNUAL REPORT

(Unaudited)

Letter to Shareholders	Page
Definitions of Abbreviations and Footnotes	1

DFA Investment Dimensions Group Inc. — Emerging Markets Value Portfolio

Disclosure of Fund Expenses	2

Disclosure of Portfolio Holdings	3

Statement of Assets and Liabilities	4

Statement of Operations	5

Statements of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	9

Dimensional Emerging Markets Value Fund Inc.

Disclosure of Fund Expenses	14

Disclosure of Portfolio Holdings	15

Summary Schedule of Portfolio Holdings	16

Statement of Assets and Liabilities	20

Statement of Operations	21

Statements of Changes in Net Assets	22

Financial Highlights	23

Notes to Financial Statements	24

Voting Proxies on Fund Portfolio Securities	31

Board Approval of Investment Advisory Agreement	32

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of April 30, 2009.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund (Affiliated Investment Company).

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

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DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$1,211.50	0.90%	$4.93
Institutional Class Shares	$1,000.00	$1,211.50	0.61%	$3.34
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,020.33	0.90%	$4.51
Institutional Class Shares	$1,000.00	$1,021.77	0.61%	$3.06

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

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DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

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DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2009
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc. (Affiliated Investment Company) (146,538,610 Shares) at Value†	$4,643,809
Receivables:
Fund Shares Sold	9,724
Prepaid Expenses and Other Assets	112
Total Assets	4,653,645
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	8,084
Fund Shares Redeemed	1,640
Due to Advisor	1,451
Accrued Expenses and Other Liabilities	254
Total Liabilities	11,429
NET ASSETS	$4,642,216
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $4,098 and shares outstanding of 2,194,206	$1.87
NUMBER OF SHARES AUTHORIZED	25,000,000
Institutional Class Shares — based on net assets of $4,638,118 and shares outstanding of 234,523,899	$19.78
NUMBER OF SHARES AUTHORIZED	500,000,000
Investment at Cost	$4,927,442
NET ASSETS CONSIST OF:
Paid-In Capital	$5,589,632
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(2,864)
Accumulated Net Realized Gain (Loss)	(660,919)
Net Unrealized Appreciation (Depreciation)	(283,633)
NET ASSETS	$4,642,216

See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

Investment Income
Income Distributions Received from Affiliated Investment Company	$20,327
Expenses
Administrative Services Fees	7,418
Accounting & Transfer Agent Fees	46
Filing Fees	41
Shareholder Servicing Fees — Class R2 Shares	3
Shareholders' Reports	103
Directors'/Trustees' Fees & Expenses	22
Professional Fees	41
Other	32
Total Expenses	7,706
Net Investment Income (Loss)	12,621
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(446,720)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	1,221,013
Net Realized and Unrealized Gain (Loss)	774,293
Net Increase (Decrease) in Net Assets Resulting from Operations	$786,914

See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,621	$179,045	$119,722
Capital Gain Distributions Received from Affiliated Investment Company	—	603,223	170,231
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(446,720)	(172,002)	(6,781)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	1,221,013	(5,226,480)	2,124,572
Net Increase (Decrease) in Net Assets Resulting from Operations	786,914	(4,616,214)	2,407,744
Distributions From:
Net Investment Income:
Class R2 Shares	(57)	(115)	—
Institutional Class Shares	(21,900)	(181,885)	(96,479)
Net Short-Term Gains:
Class R2 Shares	(76)	—	—
Institutional Class Shares	(36,974)	(13,134)	(8,058)
Net Long-Term Gains:
Class R2 Shares	(1,070)	—	—
Institutional Class Shares	(517,440)	(155,738)	(44,751)
Total Distributions	(577,517)	(350,872)	(149,288)
Capital Share Transactions:
Shares Issued	773,122	2,280,870	1,777,388
Shares Issued in Lieu of Cash Distributions	524,986	306,474	124,212
Shares Redeemed	(602,668)	(1,368,681)	(957,950)
Net Increase (Decrease) from Capital Share Transactions	695,440	1,218,663	943,650
Total Increase (Decrease) in Net Assets	904,837	(3,748,423)	3,202,106
Net Assets
Beginning of Period	3,737,379	7,485,802	4,283,696
End of Period	$4,642,216	$3,737,379	$7,485,802
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(2,864)	$6,472	$22,447

See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout the period)

	Class R2 Shares
	Six Months Ended April 30, 2009		Period Jan. 29, 2008(a) to Oct. 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$4.56		$10.00
Income from Investment Operations
Net Investment Income (Loss)	—	(A)	0.21	(A)
Net Gains (Losses) (Realized and Unrealized)	0.31		(4.93)
Total from Investment Operations	0.31		(4.72)
Less Distributions
Net Investment Income	(0.09)		(0.72)
Net Realized Gains	(2.91)		—
Total Distributions	(3.00)		(0.72)
Net Asset Value, End of Period	$1.87		$4.56
Total Return	21.15	%(C)	(50.51	)%(C)
Net Assets, End of Period (thousands)	$4,098		$1,799
Ratio of Expenses to Average Net Assets (D)	0.90	%(B)	0.92	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.33	%(B)	3.35	%(B)(E)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$19.36	$45.85	$31.26	$22.86	$17.93	$12.53	$8.42
Income from Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.98	(A)	0.78	(A)	0.60	(A)	0.50	0.21	0.19
Net Gains (Losses) (Realized and Unrealized)	3.38	(25.48)	14.82	8.65	4.96	5.54	4.13
Total from Investment Operations	3.44	(24.50)	15.60	9.25	5.46	5.75	4.32
Less Distributions
Net Investment Income	(0.11)	(1.00)	(0.63)	(0.60)	(0.44)	(0.35)	(0.14)
Net Realized Gains	(2.91)	(0.99)	(0.38)	(0.25)	(0.09)	—	(0.07)
Total Distributions	(3.02)	(1.99)	(1.01)	(0.85)	(0.53)	(0.35)	(0.21)
Net Asset Value, End of Period	$19.78	$19.36	$45.85	$31.26	$22.86	$17.93	$12.53
Total Return	21.15	%(C)	(55.65	)%(C)	50.98%	41.55%	31.06%	46.76%	52.59%
Net Assets, End of Period (thousands)	$4,638,118	$3,735,580	$7,485,802	$4,283,696	$2,077,480	$895,313	$403,035
Ratio of Expenses to Average Net Assets (D)	0.61	%(B)	0.60	%(B)	0.60%	0.63%	0.70%	0.77%	0.86%
Ratio of Net Investment Income to Average Net Assets	0.69	%(B)	2.82	%(B)	2.00%	2.22%	2.45%	1.37%	2.41%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
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DFA INVESTMENT DIMENSIONS GROUP INC.
EMERGING MARKETS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers fifty-seven operational portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. The remaining fifty-six portfolios are presented in separate reports.

The Portfolio primarily invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At April 30, 2009, the Portfolio owned 92% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

On January 29, 2008, Class R2 shares commenced operations. As of April 30, 2009, Class R1 has 25,000,000 authorized shares and has not commenced operations.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolio adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Emerging Markets Value Portfolio	$4,643,809	—	—	$4,643,809

2.  Deferred Compensation Plan: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $96 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets. Class R2 shares and Institutional Class shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses on the sale of affiliated investment company shares, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Fund. For the six months ended April 30, 2009, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to the Expense Assumption Agreement for the Class R2 Shares of the Emerging Markets Value Portfolio, the Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 Shares of the Portfolio to 0.96% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.96% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.96% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six

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months before the date of such recovery. The Expense Assumption Agreement will remain in effect through March 1, 2010, and shall continue in effect from year to year thereafter, unless terminated by the Group or the Advisor. At April 30, 2009, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Group; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Group. For the six months ended April 30, 2009, the total related amounts paid by the Group to the CCO were $94 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$53,750	$(13,020)	$(40,730)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$70,897	$19,141	$90,038
2007	110,158	51,893	162,051
2008	210,872	193,750	404,622

At October 31, 2008, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$15,738	$38,012	$53,750

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At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$43,583	$518,428	$562,011

For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at October 31, 2008, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,599,270	—	$(955,461)	$(955,461)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

E.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007
	Amount	Shares	Amount	Shares	Amount	Shares
Class R2 Shares*
Shares Issued	$1,865	1,269	$2,856	408	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1,204	779	115	14	N/A	N/A
Shares Redeemed	(417)	(249)	(175)	(28)	N/A	N/A
Net Increase (Decrease)— Class R2 Shares	$2,652	1,799	$2,796	394	N/A	N/A
Institutional Class Shares
Shares Issued	$771,257	46,045	$2,278,014	60,725	$1,777,388	46,560
Shares Issued in Lieu of Cash Distributions	523,782	32,186	306,359	7,710	124,212	3,560
Shares Redeemed	(602,251)	(36,616)	(1,368,506)	(38,791)	(957,950)	(23,900)
Net Increase (Decrease)— Institutional Class Shares	$692,788	41,615	$1,215,867	29,644	$943,650	26,220

*  Class R2 Shares commenced operations on January 29, 2008.

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F.  Line of Credit:

The Portfolio, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line credit during the six months ended April 30, 2009.

G.  Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Emerging Markets Value Portfolio Class R2 Shares.

H.  Indemnitees; Contractual Obligations:

Under the Group's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Group.

In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

J.  Other:

At April 30, 2009, three shareholders held approximately 90% of the outstanding shares of Class R2 Shares and two shareholders held 24% of the outstanding shares of the Institutional Class Shares of the Portfolio. One or more of the shareholders of the Institutional Class Shares is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

13

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,214.40	0.19%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

14

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
10.6%	6.3%	8.2%	26.3%	1.3%	12.4%	7.3%	22.7%	2.9%	1.9%	0.1%	100.0%

15

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		$8,532,374	0.2%
BRAZIL — (8.0%)
COMMON STOCKS — (2.9%)
* BM&F Bovespa SA	7,418,300	30,500,788	0.6%
Other Securities		135,494,586	2.7%
TOTAL COMMON STOCKS		165,995,374	3.3%
PREFERRED STOCKS — (5.1%)
# Gerdau SA Sponsored ADR	3,694,358	26,229,942	0.5%
Investimentos Itau SA	6,589,068	28,175,005	0.6%
Metalurgica Gerdau SA	4,022,600	38,187,089	0.8%
Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	52,605,197	1.0%
Other Securities		139,998,173	2.8%
TOTAL PREFERRED STOCKS		285,195,406	5.7%
TOTAL — BRAZIL		451,190,780	9.0%
CHILE — (2.5%)
COMMON STOCKS — (2.5%)
Empresas CMPC SA	1,083,372	24,190,808	0.5%
Enersis SA Sponsored ADR	2,890,837	43,333,647	0.9%
Other Securities		70,381,225	1.4%
TOTAL COMMON STOCKS		137,905,680	2.8%
PREFERRED STOCKS — (0.0%)
Other Securities		1,461,369	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		602	0.0%
TOTAL — CHILE		139,367,651	2.8%
CHINA — (11.0%)
COMMON STOCKS — (11.0%)
# Bank of China, Ltd.	88,608,000	32,853,674	0.7%
# Beijing Enterprises Holdings, Ltd.	5,634,000	24,586,242	0.5%
# China Unicom Hong Kong, Ltd. ADR	3,960,892	45,827,520	0.9%
CNPC Hong Kong, Ltd.	41,130,000	20,302,117	0.4%
Denway Motors, Ltd.	57,620,000	23,946,671	0.5%
Dongfeng Motor Corp.	36,624,000	27,300,249	0.6%
Shanghai Industrial Holdings, Ltd.	7,807,000	26,450,276	0.5%
Other Securities		421,941,095	8.3%
TOTAL COMMON STOCKS		623,207,844	12.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		31,550	0.0%
TOTAL — CHINA		623,239,394	12.4%
CZECH REPUBLIC — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		23,734,825	0.5%

16

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HUNGARY — (1.5%)
COMMON STOCKS — (1.5%)
# MOL Hungarian Oil & Gas NYRT	900,693	$42,912,990	0.9%
*# OTP Bank NYRT	2,347,218	30,231,580	0.6%
Other Securities		11,035,844	0.2%
TOTAL — HUNGARY		84,180,414	1.7%
INDIA — (10.0%)
COMMON STOCKS — (10.0%)
# ICICI Bank, Ltd. Sponsored ADR	2,566,680	52,950,608	1.1%
Reliance Communications, Ltd.	4,454,118	19,353,325	0.4%
Reliance Industries, Ltd.	4,888,665	177,718,181	3.6%
Other Securities		312,609,591	6.1%
TOTAL COMMON STOCKS		562,631,705	11.2%
PREFERRED STOCKS — (0.0%)
Other Securities		1,412,603	0.0%
TOTAL — INDIA		564,044,308	11.2%
INDONESIA — (2.1%)
COMMON STOCKS — (2.1%)
PT Semen Gresik Tbk	52,474,410	20,114,498	0.4%
Other Securities		100,149,287	2.0%
TOTAL — INDONESIA		120,263,785	2.4%
ISRAEL — (2.5%)
COMMON STOCKS — (2.5%)
* Bank Hapoalim B.M.	13,638,154	31,063,362	0.6%
Bank Leumi Le-Israel B.M.	12,542,791	31,351,542	0.6%
Other Securities		78,886,773	1.6%
TOTAL — ISRAEL		141,301,677	2.8%
MALAYSIA — (4.1%)
COMMON STOCKS — (4.1%)
AMMB Holdings Berhad	21,831,262	19,160,404	0.4%
PPB Group Berhad	6,759,566	20,077,278	0.4%
Other Securities		195,014,554	3.9%
TOTAL COMMON STOCKS		234,252,236	4.7%
PREFERRED STOCKS — (0.0%)
Other Securities		139,318	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		193,462	0.0%
TOTAL — MALAYSIA		234,585,016	4.7%
MEXICO — (5.9%)
COMMON STOCKS — (5.9%)
# Cemex S.A.B. de C.V. Sponsored ADR	9,036,518	67,593,155	1.4%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,411,458	39,958,376	0.8%
# Grupo Carso S.A.B. de C.V. Series A-1	10,678,493	27,674,669	0.6%
Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,374,133	22,442,628	0.5%
Grupo Mexico S.A.B. de C.V. Series B	26,577,260	20,598,050	0.4%
*# Organizacion Soriana S.A.B. de C.V. Series B	14,540,800	25,856,630	0.5%
Other Securities		129,972,491	2.4%
TOTAL — MEXICO		334,095,999	6.6%

17

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PHILIPPINES — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		$29,510,570	0.6%
POLAND — (2.3%)
COMMON STOCKS — (2.3%)
KGHM Polska Miedz SA	1,331,285	23,328,849	0.5%
Polski Koncern Naftowy Orlen SA	5,310,008	41,757,460	0.8%
Other Securities		62,890,100	1.2%
TOTAL — POLAND		127,976,409	2.5%
SOUTH AFRICA — (10.3%)
COMMON STOCKS — (10.3%)
# ABSA Group, Ltd.	2,423,130	27,945,344	0.6%
ArcelorMittal South Africa, Ltd.	2,008,265	18,717,342	0.4%
# Gold Fields, Ltd. Sponsored ADR	5,386,450	56,019,080	1.1%
* Harmony Gold Mining Co., Ltd.	2,941,322	27,381,990	0.6%
# Nedbank Group, Ltd.	2,710,554	27,645,668	0.6%
Sanlam, Ltd.	28,877,831	53,897,343	1.1%
Sasol, Ltd. Sponsored ADR	708,659	21,337,722	0.4%
Other Securities		351,931,611	6.8%
TOTAL — SOUTH AFRICA		584,876,100	11.6%
SOUTH KOREA — (11.1%)
COMMON STOCKS — (11.1%)
# Hyundai Motor Co., Ltd.	764,050	40,826,973	0.8%
*# KB Financial Group, Inc. ADR	1,203,424	38,365,157	0.8%
LG Chemical, Ltd.	175,904	19,421,995	0.4%
# POSCO ADR	1,047,985	80,663,405	1.6%
# Samsung Corp.	569,540	19,640,501	0.4%
SK Energy Co., Ltd.	230,735	18,089,202	0.4%
Other Securities		409,430,872	8.1%
TOTAL COMMON STOCKS		626,438,105	12.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		12,258	0.0%
TOTAL — SOUTH KOREA		626,450,363	12.5%
TAIWAN — (11.9%)
COMMON STOCKS — (11.9%)
# AU Optronics Corp. Sponsored ADR	3,869,083	41,979,551	0.9%
China Development Financial Holding Corp.	80,236,032	20,461,182	0.4%
Fubon Financial Holding Co., Ltd.	30,440,000	23,594,633	0.5%
Mega Financial Holding Co., Ltd.	69,737,000	28,188,790	0.6%
United Microelectronics Corp.	106,490,069	40,221,565	0.8%
Other Securities		519,300,315	10.2%
TOTAL — TAIWAN		673,746,036	13.4%
THAILAND — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		107,413,385	2.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		22,514	0.0%
TOTAL — THAILAND		107,435,899	2.1%
TURKEY — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		118,653,432	2.4%

18

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

		Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.0%)
Other Securities		$136,510	0.0%
TOTAL — TURKEY		118,789,942	2.4%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $15,665,000 FHLMC 5.50%, 06/01/38, valued at $15,573,452) to be repurchased at $15,339,081	$15,339	15,339,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (11.5%)
§@ DFA Short Term Investment Fund LP	654,780,649	654,780,649	13.1%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $387,586) to be repurchased at $379,988	$380	379,986	0.0%
TOTAL SECURITIES LENDING COLLATERAL		655,160,635	13.1%
TOTAL INVESTMENTS — (100.0%) (Cost $6,206,263,533)		$5,663,821,177	112.8%

See accompanying Notes to Financial Statements.
19

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2009
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $605,039 of securities on loan)	$4,993,321
Temporary Cash Investments at Value & Cost	15,339
Collateral Received from Securities on Loan at Value & Cost	655,161
Foreign Currencies at Value	6,887
Cash	2,864
Receivables:
Investment Securities Sold	8,591
Dividends and Interest	11,737
Fund Shares Sold	8,084
Securities Lending Income	984
Prepaid Expenses and Other Assets	5
Total Assets	5,702,973
LIABILITIES:
Payables:
Upon Return of Securities Loaned	655,161
Investment Securities Purchased	24,267
Due to Advisor	393
Deferred Thailand Capital Gains Tax	3,077
Accrued Expenses and Other Liabilities	586
Total Liabilities	683,484
NET ASSETS	$5,019,489
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	158,400,649
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$31.69
Investments at Cost	$5,535,764
Foreign Currencies at Cost	$6,353
NET ASSETS CONSIST OF:
Paid-In Capital	$5,780,084
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	24,116
Accumulated Net Realized Gain (Loss)	(239,135)
Deferred Thailand Capital Gains Tax	(3,077)
Net Unrealized Foreign Exchange Gain (Loss)	(590)
Net Unrealized Appreciation (Depreciation)	(541,909)
NET ASSETS	$5,019,489
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.
20

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,810)	$42,690
Interest	280
Income from Securities Lending	6,103
Total Investment Income	49,073
Expenses
Investment Advisory Services Fees	2,009
Accounting & Transfer Agent Fees	230
Custodian Fees	1,283
Shareholders' Reports	29
Directors'/Trustees' Fees & Expenses	24
Professional Fees	135
Other	100
Total Expenses	3,810
Net Investment Income (Loss)	45,263
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(84,726)
Futures	(3,835)
Foreign Currency Transactions	(1,828)
In-Kind Redemptions	18,097 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	886,603
Futures	(30)
Translation of Foreign Currency Denominated Amounts	(338)
Deferred Thailand Capital Gains Tax	(845)
Net Realized and Unrealized Gain (Loss)	813,098
Net Increase (Decrease) in Net Assets Resulting from Operations	$858,361

*  See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
21

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$45,263	$220,293	$166,703
Net Realized Gain (Loss) on:
Investment Securities Sold	(84,726)	(165,343)	659,828
Futures	(3,835)	—	—
Foreign Currency Transactions	(1,828)	(3,212)	(2,063)
In-Kind Redemptions	18,097 *	18,537	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	886,603	(5,059,018)	1,892,737
Futures	(30)	30	—
Translation of Foreign Currency Denominated Amounts	(338)	(330)	(230)
Deferred Thailand Capital Gains Tax	(845)	9,750	(3,211)
Net Increase (Decrease) in Net Assets Resulting from Operations	858,361	(4,979,293)	2,713,764
Distributions From:
Net Investment Income	(22,017)	(222,572)	(160,170)
Net Short-Term Gains	—	(12,627)	(7,987)
Net Long-Term Gains	—	(644,382)	(183,896)
Total Distributions	(22,017)	(879,581)	(352,053)
Capital Share Transactions (1):
Shares Issued	622,176	1,427,915	1,088,699
Shares Issued in Lieu of Cash Distributions	21,654	835,164	338,352
Shares Redeemed	(509,089)*	(544,511)	(437,964)
Net Increase (Decrease) from Capital Share Transactions	134,741	1,718,568	989,087
Total Increase (Decrease) in Net Assets	971,085	(4,140,306)	3,350,798
Net Assets
Beginning of Period	4,048,404	8,188,710	4,837,912
End of Period	$5,019,489	$4,048,404	$8,188,710
(1) Shares Issued and Redeemed:
Shares Issued	23,482	26,681	20,030
Shares Issued in Lieu of Cash Distributions	895	15,562	6,805
Shares Redeemed	(20,222)	(11,443)	(7,211)
	4,155	30,800	19,624
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$24,116	$870	$6,305

*  See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
22

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$26.25	$66.33	$46.60	$34.50	$27.57	$19.25	$12.81
Income from Investment Operations
Net Investment Income (Loss)	0.29	(A)	1.52	(A)	1.41	(A)	1.03	(A)	0.99	(A)	0.52	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	5.29	(34.97)	21.49	12.95	7.42	8.42	6.45
Total from Investment Operations	5.58	(33.45)	22.90	13.98	8.41	8.94	6.78
Less Distributions
Net Investment Income	(0.14)	(1.53)	(1.34)	(1.04)	(0.88)	(0.41)	(0.34)
Net Realized Gains	—	(5.10)	(1.83)	(0.84)	(0.60)	(0.21)	—
Total Distributions	(0.14)	(6.63)	(3.17)	(1.88)	(1.48)	(0.62)	(0.34)
Net Asset Value, End of Period	$31.69	$26.25	$66.33	$46.60	$34.50	$27.57	$19.25
Total Return	21.44	%(C)	(55.47	)%(C)	51.59%	42.14%	31.60%	47.38%	53.30%
Net Assets, End of Period (thousands)	$5,019,489	$4,048,404	$8,188,710	$4,837,912	$2,417,064	$1,172,950	$617,723
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.19	%(B)	0.19%	0.22%	0.29%	0.34%	0.42%
Ratio of Net Investment Income to Average Net Assets	2.27	%(B)	3.19	%(B)	2.50%	2.57%	3.23%	2.33%	2.39%
Portfolio Turnover Rate	7	%(C)	14	%(C)	14%	9%	7%	8%	10%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
23

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund.

24

When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Fund adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Dimensional Emerging Markets Value Fund Inc.	$1,493,355	$4,170,466	—	$5,663,821

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $104 (in thousands).

25

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Fund is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended April 30, 2009, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $6 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$528,767
Sales	273,020

There were no purchases or sales of long-term U.S. government securities.

26

E.  Federal Income Taxes:

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and in-kind redemptions were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-in Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$18,537	$(3,156)	$(15,381)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Gains	Long-Term Capital Gains	Total
2006	$94,881	$53,393	$148,274
2007	168,157	183,896	352,053
2008	235,208	644,373	879,581

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Net Realized Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$2,674	—	$2,674

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Fund had $166,848 of capital loss carryforwards available to offset future realized capital gains expiring in 2016.

Some of the Fund's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At October 31, 2008, the Fund had cumulative unrealized appreciation (depreciation) (mark to market) of $1,694 (in thousands) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies totaling $0 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

27

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,237,728	$967,804	$(1,541,711)	$(573,907)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements.

F.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

3.  Futures Contracts:  During the six months ended April 30, 2009, the Fund entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Fund deposited cash or pledged U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements.

At April 30, 2009, the Fund had no outstanding futures contracts.

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G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
0.97%	$14,267	4	$2	$16,470

There were no outstanding borrowing by the Fund under this line of credit at April 30, 2009.

H.  Securities Lending:

As of April 30, 2009, the Fund had securities on loan to brokers/dealers, for which the Fund held cash collateral. The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to the Fund's investment policy, the cash collateral received by the Fund from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

29

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  In-Kind Redemptions:

In accordance with guidelines described in the Fund's prospectus, the Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (In-Kind redemption). For financial reporting purposes, the Fund recognizes a gain on In-Kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on In-Kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the period ended April 30, 2009, the Fund realized $18,097 (in thousands) of net gain.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Fund's financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

30

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

31

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Directors (the "Board") of Dimensional Emerging Markets Value Fund Inc. (the "Fund") considered the continuation of the Fund's investment management agreement (the "Advisory Agreement.").

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature, extent and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group for most performance periods. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanation provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund's non-management fees charged by the Fund's administrator and transfer agent have been negotiated by management over the course of the last three years.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability

32

of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolio. The Board considered the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to the Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

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DFA043009-005S

DFA INVESTMENT DIMENSIONS GROUP INC.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

Tax-Managed DFA International Value Portfolio

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

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SEMI-ANNUAL REPORT
(Unaudited)

Letter to Shareholders	Page
Definitions of Abbreviations and Footnotes	1

DFA Investment Dimensions Group Inc.

Disclosure of Fund Expenses	2

Disclosure of Portfolio Holdings	4

Schedules of Investments/Summary Schedules of Portfolio Holdings

Tax-Managed U.S. Marketwide Value Portfolio	5

Tax-Managed U.S. Equity Portfolio	5

Tax-Managed U.S. Targeted Value Portfolio	6

Tax-Managed U.S. Small Cap Portfolio	8

Tax-Managed DFA International Value Portfolio	10

Statements of Assets and Liabilities	13

Statements of Operations	15

Statements of Changes in Net Assets	17

Financial Highlights	19

Notes to Financial Statements	22

The DFA Investment Trust Company

Disclosure of Fund Expenses	31

Disclosure of Portfolio Holdings	32

Summary Schedules of Portfolio Holdings

The Tax-Managed U.S. Marketwide Value Series	33

The Tax-Managed U.S. Equity Series	35

Statements of Assets and Liabilities	37

Statements of Operations	38

Statements of Changes in Net Assets	39

Financial Highlights	40

Notes to Financial Statements	41

Voting Proxies on Fund Portfolio Securities	46

Board Approval of Investment Advisory Agreements	47

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of April 30, 2009.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund (Affiliated Investment Company).

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLES

Tax-Managed U.S. Marketwide Value Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$908.80	0.40%	$1.89
Hypothetical 5% Annual Return	$1,000.00	$1,022.81	0.40%	$2.01

2

Tax-Managed U.S. Equity Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$914.00	0.22%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
Tax-Managed U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$885.30	0.46%	$2.15
Hypothetical 5% Annual Return	$1,000.00	$1,022.51	0.46%	$2.31
Tax-Managed U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$901.30	0.55%	$2.59
Hypothetical 5% Annual Return	$1,000.00	$1,022.07	0.55%	$2.76
Tax-Managed DFA International Value Portfolio
Actual Fund Return	$1,000.00	$983.30	0.56%	$2.75
Hypothetical 5% Annual Return	$1,000.00	$1,022.02	0.56%	$2.81

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

3

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category.

FEEDER FUNDS

Affiliated Investment Companies
Tax-Managed U.S. Marketwide Value Portfolio	100.0%
Tax-Managed U.S. Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
Tax-Managed U.S. Targeted Value Portfolio	16.6%	3.3%	7.3%	28.1%	7.2%	14.5%	15.9%	6.1%	0.5%	0.5%	—	100.0%
Tax-Managed U.S. Small Cap Portfolio	15.7%	4.5%	3.9%	17.9%	13.1%	16.4%	20.0%	4.7%	1.2%	2.6%	—	100.0%
Tax-Managed DFA International Value Portfolio	11.7%	5.0%	6.5%	44.5%	0.2%	10.2%	3.7%	9.3%	6.2%	2.5%	0.2%	100.0%

4

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS
APRIL 30, 2009
(Unaudited)

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$1,325,871,235
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,725,133,747)	$1,325,871,235

TAX-MANAGED U.S. EQUITY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$967,356,224
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $934,528,888)	$967,356,224

See accompanying Notes to Financial Statements.
5

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (82.9%)
Consumer Discretionary — (13.7%)
*# AutoNation, Inc.	412,136	$7,298,929	0.5%
# Bob Evans Farms, Inc.	219,781	5,329,689	0.4%
Foot Locker, Inc.	423,473	5,035,094	0.4%
*# Mohawk Industries, Inc.	153,400	7,257,354	0.5%
Whirlpool Corp.	117,954	5,326,803	0.4%
Other Securities		201,558,416	14.3%
Total Consumer Discretionary		231,806,285	16.5%
Consumer Staples — (3.0%)
Del Monte Foods Co.	713,356	5,385,838	0.4%
Other Securities		45,742,336	3.2%
Total Consumer Staples		51,128,174	3.6%
Energy — (5.9%)
Cimarex Energy Co.	276,334	7,433,385	0.5%
* Mariner Energy, Inc.	533,200	6,067,816	0.4%
* Plains Exploration & Production Co.	277,643	5,239,123	0.4%
# Tesoro Petroleum Corp.	359,016	5,474,994	0.4%
* Whiting Petroleum Corp.	181,168	5,935,064	0.4%
Other Securities		69,795,766	5.0%
Total Energy		99,946,148	7.1%
Financials — (23.5%)
American Financial Group, Inc.	277,266	4,874,336	0.4%
Aspen Insurance Holdings, Ltd.	206,615	4,871,982	0.4%
* CNA Surety Corp.	241,846	4,655,535	0.3%
Comerica, Inc.	277,200	5,815,656	0.4%
# Community Bank System, Inc.	294,258	4,840,544	0.4%
Fidelity National Financial, Inc.	261,074	4,733,272	0.3%
First American Corp.	198,075	5,561,946	0.4%
# First Horizon National Corp.	456,376	5,252,896	0.4%
First Niagara Financial Group, Inc.	460,963	6,241,439	0.4%
# Harleysville Group, Inc.	238,282	6,891,115	0.5%
Infinity Property & Casualty Corp.	141,271	4,978,390	0.4%
*# Navigators Group, Inc.	101,452	4,603,892	0.3%
NewAlliance Bancshares, Inc.	533,508	6,887,588	0.5%
Odyssey Re Holdings Corp.	285,770	10,942,133	0.8%
Old Republic International Corp.	573,555	5,374,210	0.4%
# Prosperity Bancshares, Inc.	168,014	4,665,749	0.3%
Reinsurance Group of America, Inc.	159,148	5,059,315	0.4%
Selective Insurance Group, Inc.	316,488	4,671,363	0.3%
Transatlantic Holdings, Inc.	179,018	6,790,153	0.5%
White Mountains Insurance Group, Ltd.	25,436	4,866,416	0.4%
Other Securities		283,984,259	19.9%
Total Financials		396,562,189	28.1%
Health Care — (5.9%)
*# Community Health Systems, Inc.	287,300	6,561,932	0.5%
* King Pharmaceuticals, Inc.	779,471	6,142,231	0.4%
Omnicare, Inc.	341,925	8,790,892	0.6%
* Watson Pharmaceuticals, Inc.	181,939	5,629,193	0.4%
Other Securities		71,417,642	5.1%
Total Health Care		98,541,890	7.0%

6

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.2%)
Applied Industrial Technologies, Inc.	272,225	$6,125,063	0.4%
# GATX Corp.	170,900	5,145,799	0.4%
*# Hertz Global Holdings, Inc.	704,289	4,789,165	0.4%
*# Owens Corning, Inc.	268,753	4,810,679	0.4%
# Regal-Beloit Corp.	121,678	4,943,777	0.4%
Ryder System, Inc.	255,543	7,075,986	0.5%
Other Securities		156,362,412	10.9%
Total Industrials		189,252,881	13.4%
Information Technology — (13.4%)
* Arrow Electronics, Inc.	351,411	7,991,086	0.6%
* IAC/InterActiveCorp	403,904	6,470,542	0.5%
* Ingram Micro, Inc.	428,471	6,221,399	0.5%
* Sandisk Corp.	371,916	5,846,520	0.4%
*# SYNNEX Corp.	215,600	4,641,868	0.3%
Other Securities		194,708,731	13.7%
Total Information Technology		225,880,146	16.0%
Materials — (5.5%)
MeadWestavco Corp.	311,900	4,884,354	0.4%
* OM Group, Inc.	169,000	4,708,340	0.3%
Reliance Steel & Aluminum Co.	206,415	7,272,000	0.5%
Other Securities		75,720,448	5.4%
Total Materials		92,585,142	6.6%
Other — (0.0%)
Total Other		294	0.0%
Telecommunication Services — (0.4%)
Total Telecommunication Services		7,331,206	0.5%
Utilities — (0.4%)
* Mirant Corp.	374,268	4,764,432	0.4%
Other Securities		1,889,835	0.1%
Total Utilities		6,654,267	0.5%
TOTAL COMMON STOCKS		1,399,688,622	99.3%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,719,638	6,719,638	0.5%
SECURITIES LENDING COLLATERAL — (16.7%)
§@ DFA Short Term Investment Fund LP	280,514,892	280,514,892	19.9%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $2,956,721 GNMA 7.000%, 12/15/36, valued at $1,724,383) to be repurchased at $1,674,166	$1,674	1,674,158	0.1%
TOTAL SECURITIES LENDING COLLATERAL		282,189,050	20.0%
TOTAL INVESTMENTS — (100.0%) (Cost $2,025,902,897)		$1,688,597,310	119.8%

See accompanying Notes to Financial Statements.
7

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (78.4%)
Consumer Discretionary — (12.4%)
*# 99 Cents Only Stores	220,576	$2,368,986	0.3%
# Aaron's, Inc.	54,100	1,815,596	0.2%
Buckle, Inc.	43,950	1,642,411	0.2%
# Cato Corp. Class A	68,132	1,309,497	0.2%
Fred's, Inc.	101,430	1,385,534	0.2%
* Helen of Troy, Ltd.	82,200	1,311,090	0.2%
*# Hot Topic, Inc.	117,194	1,434,455	0.2%
*# Jarden Corp.	92,875	1,866,787	0.2%
*# Meritage Homes Corp.	72,962	1,518,339	0.2%
Monro Muffler Brake, Inc.	52,428	1,309,127	0.2%
# Penske Automotive Group, Inc.	152,209	2,016,769	0.2%
Phillips-Van Heusen Corp.	47,987	1,393,063	0.2%
* Sally Beauty Holdings, Inc.	223,311	1,652,501	0.2%
# Thor Industries, Inc.	58,991	1,356,203	0.2%
Other Securities		111,458,937	12.8%
Total Consumer Discretionary		133,839,295	15.7%
Consumer Staples — (3.7%)
Casey's General Stores, Inc.	55,700	1,482,177	0.2%
*# Collective Brands, Inc.	91,420	1,327,418	0.2%
Diamond Foods, Inc.	52,904	1,385,556	0.2%
J & J Snack Foods Corp.	37,199	1,441,833	0.2%
*# National Beverage Corp.	130,659	1,375,839	0.2%
* NBTY, Inc.	77,011	1,995,355	0.2%
*# TreeHouse Foods, Inc.	53,953	1,434,610	0.2%
Weis Markets, Inc.	39,350	1,455,556	0.2%
Other Securities		27,956,495	3.1%
Total Consumer Staples		39,854,839	4.7%
Energy — (2.9%)
# World Fuel Services Corp.	43,100	1,643,403	0.2%
Other Securities		29,976,390	3.5%
Total Energy		31,619,793	3.7%
Financials — (14.3%)
*# AmeriCredit Corp.	170,800	1,737,036	0.2%
# BancFirst Corp.	33,575	1,433,652	0.2%
*# PHH Corp.	80,981	1,358,861	0.2%
Safety Insurance Group, Inc.	41,390	1,367,939	0.2%
* Stifel Financial Corp.	31,000	1,526,130	0.2%
# Trustmark Corp.	81,319	1,767,875	0.2%
Unitrin, Inc.	82,180	1,397,060	0.2%
Wesbanco, Inc.	79,092	1,573,140	0.2%
Other Securities		142,161,713	16.5%
Total Financials		154,323,406	18.1%
Health Care — (10.1%)
*# Salix Pharmaceuticals, Ltd.	137,067	1,507,737	0.2%
*# Thoratec Corp.	51,358	1,492,463	0.2%
Other Securities		106,294,217	12.4%
Total Health Care		109,294,417	12.8%

8

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.5%)
*# Allegiant Travel Co.	46,248	$2,406,746	0.3%
*# Beacon Roofing Supply, Inc.	115,640	1,838,676	0.2%
* Marten Transport, Ltd.	64,705	1,341,982	0.2%
# Werner Enterprises, Inc.	84,242	1,377,357	0.2%
Other Securities		128,589,524	15.0%
Total Industrials		135,554,285	15.9%
Information Technology — (15.6%)
* 3Com Corp.	336,245	1,361,792	0.2%
*# Arris Group, Inc.	166,606	1,777,686	0.2%
*# CyberSource Corp.	118,987	1,738,400	0.2%
*# Digital River, Inc.	39,478	1,516,745	0.2%
Pegasystems, Inc.	85,828	1,499,415	0.2%
* Skyworks Solutions, Inc.	201,245	1,779,006	0.2%
*# STEC, Inc.	150,349	1,443,350	0.2%
Other Securities		157,016,899	18.3%
Total Information Technology		168,133,293	19.7%
Materials — (3.9%)
AK Steel Holding Corp.	100,772	1,311,044	0.2%
# NewMarket Corp.	27,175	1,712,025	0.2%
NL Industries, Inc.	138,859	1,681,582	0.2%
Westlake Chemical Corp.	80,800	1,510,960	0.2%
# Worthington Industries, Inc.	89,250	1,329,825	0.2%
Other Securities		34,743,621	4.0%
Total Materials		42,289,057	5.0%
Other — (0.0%)
Total Other		312	0.0%
Telecommunication Services — (0.9%)
Total Telecommunication Services		9,175,095	1.1%
Utilities — (2.1%)
# New Jersey Resources Corp.	44,243	1,456,480	0.2%
Other Securities		21,567,050	2.5%
Total Utilities		23,023,530	2.7%
TOTAL COMMON STOCKS		847,107,322	99.4%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		235	0.0%
TEMPORARY CASH INVESTMENTS — (0.6%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,999,548	5,999,548	0.7%
SECURITIES LENDING COLLATERAL — (21.0%)
§@ DFA Short Term Investment Fund LP	225,854,951	225,854,951	26.5%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $1,517,565 FNMA 7.000%, 12/01/37, valued at $1,388,377) to be repurchased at $1,347,945	$1,348	1,347,939	0.2%
TOTAL SECURITIES LENDING COLLATERAL		227,202,890	26.7%
TOTAL INVESTMENTS — (100.0%) (Cost $1,152,787,780)		$1,080,309,995	126.8%

See accompanying Notes to Financial Statements.
9

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.4%)
COMMON STOCKS — (3.4%)
Commonwealth Bank of Australia	394,419	$10,077,863	0.8%
Wesfarmers, Ltd.	412,319	6,774,263	0.5%
Other Securities		28,935,312	2.3%
TOTAL — AUSTRALIA		45,787,438	3.6%
AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		2,251,132	0.2%
BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		9,547,641	0.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		47	0.0%
TOTAL — BELGIUM		9,547,688	0.8%
CANADA — (8.1%)
COMMON STOCKS — (8.1%)
Bank of Montreal	307,333	10,173,178	0.8%
Goldcorp, Inc.	355,694	9,723,237	0.8%
Manulife Financial Corp.	451,778	7,693,060	0.6%
Petro-Canada	266,400	8,407,462	0.7%
Sun Life Financial, Inc.	488,350	11,417,887	0.9%
Toronto Dominion Bank	235,841	9,308,733	0.7%
Other Securities		52,963,186	4.2%
TOTAL — CANADA		109,686,743	8.7%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		11,882,048	0.9%
FINLAND — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		11,514,305	0.9%
FRANCE — (9.6%)
COMMON STOCKS — (9.5%)
* AXA SA	948,963	15,944,194	1.3%
* AXA SA Sponsored ADR	403,078	6,924,880	0.5%
BNP Paribas SA	522,726	27,518,322	2.2%
# Compagnie de Saint-Gobain	256,189	9,190,840	0.7%
Credit Agricole SA	447,505	6,543,219	0.5%
Societe Generale Paris	184,736	9,441,593	0.7%
Vivendi SA	509,113	13,689,579	1.1%
Other Securities		38,746,019	3.1%
TOTAL COMMON STOCKS		127,998,646	10.1%
RIGHTS/WARRANTS — (0.1%)
Other Securities		1,850,311	0.2%
TOTAL — FRANCE		129,848,957	10.3%
GERMANY — (9.6%)
COMMON STOCKS — (9.6%)
Allianz SE	188,633	17,378,296	1.4%
Bayerische Motoren Werke AG	219,378	7,601,254	0.6%
# Daimler AG	505,191	18,014,433	1.4%
Deutsche Telekom AG	920,799	11,238,913	0.9%
Deutsche Telekom AG Sponsored ADR	681,300	7,412,544	0.6%
E.ON AG	731,253	24,545,525	1.9%

10

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Munchener Rueckversicherungs-Gesellschaft AG	109,310	$15,103,394	1.2%
Other Securities		28,842,048	2.3%
TOTAL — GERMANY		130,136,407	10.3%
GREECE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		574,495	0.0%
HONG KONG — (2.9%)
COMMON STOCKS — (2.9%)
Cheung Kong Holdings, Ltd.	892,000	9,281,328	0.7%
Hutchison Whampoa, Ltd.	1,321,000	7,746,816	0.6%
Sun Hung Kai Properties, Ltd.	657,000	6,783,494	0.5%
Other Securities		15,811,860	1.3%
TOTAL — HONG KONG		39,623,498	3.1%
IRELAND — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		60,545	0.0%
ITALY — (2.0%)
COMMON STOCKS — (2.0%)
Intesa Sanpaolo SpA	2,175,138	6,929,690	0.6%
Other Securities		19,785,195	1.5%
TOTAL — ITALY		26,714,885	2.1%
JAPAN — (15.9%)
COMMON STOCKS — (15.9%)
# FUJIFILM Holdings Corp.	363,000	9,339,355	0.7%
Hitachi, Ltd.	2,287,000	7,991,507	0.6%
Mitsui Sumitomo Insurance Group Holdings, Inc.	318,600	8,692,543	0.7%
Sony Corp. Sponsored ADR	349,404	9,035,587	0.7%
Other Securities		180,436,958	14.3%
TOTAL — JAPAN		215,495,950	17.0%
NETHERLANDS — (3.2%)
COMMON STOCKS — (3.2%)
ArcelorMittal	414,889	9,718,514	0.8%
Koninklijke Philips Electronics NV	762,083	13,750,263	1.1%
Other Securities		19,209,484	1.5%
TOTAL — NETHERLANDS		42,678,261	3.4%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		760,069	0.1%
NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		9,298,889	0.7%
PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		2,184,555	0.2%
SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
DBS Group Holdings, Ltd.	1,086,900	6,909,788	0.6%
Other Securities		12,360,110	0.9%
TOTAL — SINGAPORE		19,269,898	1.5%
SPAIN — (5.5%)
COMMON STOCKS — (5.5%)
Banco Santander Central Hispano SA	3,419,617	32,893,114	2.6%
Banco Santander SA Sponsored ADR	1,081,007	9,891,214	0.8%

11

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Repsol YPF SA	384,926	$7,316,563	0.6%
Other Securities		24,390,102	1.9%
TOTAL — SPAIN		74,490,993	5.9%
SWEDEN — (3.0%)
COMMON STOCKS — (3.0%)
# Nordea Bank AB	2,166,737	16,116,941	1.3%
Other Securities		24,369,172	1.9%
TOTAL — SWEDEN		40,486,113	3.2%
SWITZERLAND — (7.5%)
COMMON STOCKS — (7.5%)
* Compagnie Financiere Richemont SA Series A	393,600	7,046,071	0.6%
Credit Suisse Group AG	616,112	24,075,520	1.9%
Credit Suisse Group AG Sponsored ADR	198,516	7,599,193	0.6%
Holcim, Ltd.	165,528	8,395,979	0.7%
* UBS AG	490,135	6,732,735	0.5%
Zurich Financial Services AG	121,786	22,631,556	1.8%
Other Securities		25,306,040	1.9%
TOTAL — SWITZERLAND		101,787,094	8.0%
UNITED KINGDOM — (16.4%)
COMMON STOCKS — (16.4%)
Aviva P.L.C.	1,629,227	7,501,029	0.6%
HSBC Holdings P.L.C. Sponsored ADR	1,131,364	40,276,558	3.2%
Royal Dutch Shell P.L.C. ADR	574,907	26,158,268	2.1%
Sainsbury (J.) P.L.C.	1,385,100	6,712,237	0.5%
Vodafone Group P.L.C.	15,557,592	28,594,421	2.3%
Vodafone Group P.L.C. Sponsored ADR	1,130,930	20,752,566	1.6%
William Morrison Supermarkets P.L.C.	2,028,411	7,347,551	0.6%
Other Securities		84,361,326	6.6%
TOTAL — UNITED KINGDOM		221,703,956	17.5%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $4,920,000 FNMA 5.00%, 08/25/18, valued at $4,557,610) to be repurchased at $4,490,024	$4,490	4,490,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (7.6%)
§@ DFA Short Term Investment Fund LP	99,859,595	99,859,595	7.9%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,542,935) to be repurchased at $2,493,086	$2,493	2,493,074	0.2%
TOTAL SECURITIES LENDING COLLATERAL		102,352,669	8.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,614,738,557)		$1,352,626,588	106.8%

See accompanying Notes to Financial Statements.
12

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio	Tax-Managed U.S. Targeted Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,325,871	$967,356	—
Investments at Value (including $0, $0, and $265,538 of securities on loan, respectively)	—	—	$1,399,688
Temporary Cash Investments at Value & Cost	—	—	6,720
Collateral Received from Securities on Loan at Value & Cost	—	—	282,189
Receivables:
Investment Securities Sold/Affiliated Investment Companies Purchased	—	171	—
Dividends and Interest	—	—	547
Securities Lending Income	—	—	212
Fund Shares Sold	2,627	706	5,756
Prepaid Expenses and Other Assets	103	74	121
Total Assets	1,328,601	968,307	1,695,233
LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	282,189
Investment Securities Purchased	1,678	—	1,531
Fund Shares Redeemed	950	877	1,919
Due to Advisor	157	95	461
Accrued Expenses and Other Liabilities	86	65	106
Total Liabilities	2,871	1,037	286,206
NET ASSETS	$1,325,730	$967,270	$1,409,027
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	140,192,811	103,779,963	111,780,296
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.46	$9.32	$12.61
Investments in Affiliated Investment Companies at Cost	$1,725,134	$934,529	$—
Investments at Cost	$—	$—	$1,736,994
NET ASSETS CONSIST OF:
Paid-In Capital	$1,967,760	$1,414,385	$2,006,233
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	5,974	3,226	1,366
Accumulated Net Realized Gain (Loss)	(248,741)	(483,168)	(261,266)
Net Unrealized Appreciation (Depreciation)	(399,263)	32,827	(337,306)
NET ASSETS	$1,325,730	$967,270	$1,409,027
(1) NUMBER OF SHARES AUTHORIZED	350,000,000	250,000,000	300,000,000

See accompanying Notes to Financial Statements.
13

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
ASSETS:
Investments at Value (including $213,889 and $95,177 of securities on loan, respectively)	$847,108	$1,245,784
Temporary Cash Investments at Value & Cost	5,999	4,490
Collateral Received from Securities on Loan at Value & Cost	227,203	102,353
Foreign Currencies at Value	—	3,838
Cash	—	15
Receivables:
Investment Securities Sold	54	7,844
Dividends, Interest, and Tax Reclaims	378	9,167
Securities Lending Income	243	209
Fund Shares Sold	580	2,630
Prepaid Expenses and Other Assets	76	59
Total Assets	1,081,641	1,376,389
LIABILITIES:
Payables:
Upon Return of Securities Loaned	227,203	102,353
Investment Securities Purchased	1,576	6,439
Fund Shares Redeemed	642	793
Due to Advisor	333	498
Accrued Expenses and Other Liabilities	69	118
Total Liabilities	229,823	110,201
NET ASSETS	$851,818	$1,266,188
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	60,244,049	123,870,629
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.14	$10.22
Investments at Cost	$919,586	$1,507,896
Foreign Currencies at Cost	$—	$3,741
NET ASSETS CONSIST OF:
Paid-In Capital	$1,131,771	$1,687,823
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	837	10,974
Accumulated Net Realized Gain (Loss)	(208,312)	(170,125)
Net Unrealized Foreign Exchange Gain (Loss)	—	(469)
Net Unrealized Appreciation (Depreciation)	(72,478)	(262,015)
NET ASSETS	$851,818	$1,266,188
(1) NUMBER OF SHARES AUTHORIZED	200,000,000	300,000,000

See accompanying Notes to Financial Statements.
14

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio*	Tax-Managed U.S. Equity Portfolio*	Tax-Managed U.S. Targeted Value Portfolio
Investment Income
Dividends	$18,017	$13,222	$10,134
Interest	122	83	115
Income from Securities Lending	1,933	1,078	1,727
Expenses Allocated from Affiliated Investment Companies	(1,385)	(379)	—
Total Investment Income	18,687	14,004	11,976
Expenses
Investment Advisory Services Fees	—	—	2,642
Administrative Services Fees	929	734	—
Accounting & Transfer Agent Fees	19	16	92
Custodian Fees	—	—	25
Filing Fees	39	31	43
Shareholders' Reports	25	17	29
Directors'/Trustees' Fees & Expenses	10	9	11
Professional Fees	11	8	30
Other	14	9	20
Total Expenses	1,047	824	2,892
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	(136)	—
Net Expenses	1,047	688	2,892
Net Investment Income (Loss)	17,640	13,316	9,084
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(130,019)	(277,830)	(217,382)
Futures	1,628	2,732	1,204
Change in Unrealized Appreciation (Depreciation) of: Investment Securities	(52,981)	147,809	8,569
Futures	(12)	—	(13)
Net Realized and Unrealized Gain (Loss)	(181,384)	(127,289)	(207,622)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(163,744)	$(113,973)	$(198,538)

* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
15

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio	Tax-Managed DFA International Value Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $2,074, respectively)	$4,592	$20,851
Interest	67	41
Income from Securities Lending	2,017	653
Total Investment Income	6,676	21,545
Expenses
Investment Advisory Services Fees	1,949	2,843
Accounting & Transfer Agent Fees	61	86
Custodian Fees	33	88
Filing Fees	30	38
Shareholders' Reports	19	26
Directors'/Trustees' Fees & Expenses	7	8
Professional Fees	18	28
Other	15	28
Total Expenses	2,132	3,145
Net Investment Income (Loss)	4,544	18,400
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(159,925)	(154,449)
Futures	(1,022)	(264)
Foreign Currency Transactions	—	367
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	41,035	98,614
Futures	(8)	(2)
Translation of Foreign Currency Denominated Amounts	—	(153)
Net Realized and Unrealized Gain (Loss)	(119,920)	(55,887)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(115,376)	$(37,487)

See accompanying Notes to Financial Statements.
16

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio			Tax-Managed U.S. Equity Portfolio			Tax-Managed U.S. Targeted Value Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$17,640	$42,142	$41,019	$13,316	$27,966	$27,394	$9,084	$24,799	$32,533
Net Realized Gain (Loss) on:
Investment Securities Sold	(130,019)	(117,785)	139,228	(277,830)	(142,472)	10,874	(217,382)	(42,385)	167,039
Futures	1,628	(1,959)	—	2,732	—	—	1,204	(2,493)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(52,981)	(943,227)	(180,378)	147,809	(530,593)	73,457	8,569	(869,703)	(423,757)
Futures	(12)	11	—	—	—	—	(13)	13	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(163,744)	(1,020,818)	(131)	(113,973)	(645,099)	111,725	(198,538)	(889,769)	(224,185)
Distributions From:
Net Investment Income	(20,856)	(44,833)	(39,785)	(15,175)	(30,460)	(25,931)	(14,148)	(21,993)	(30,833)
Net Long-Term Gains	—	(36,063)	—	—	—	—	—	(152,308)	(284,595)
Total Distributions	(20,856)	(80,896)	(39,785)	(15,175)	(30,460)	(25,931)	(14,148)	(174,301)	(315,428)
Capital Share Transactions (1):
Shares Issued	605,353	910,672	613,164	403,449	612,783	385,068	669,955	1,332,158	691,351
Shares Issued in Lieu of Cash Distributions	20,161	77,490	36,864	13,259	28,458	25,647	14,019	170,820	304,575
Shares Redeemed	(691,941)	(1,057,534)	(368,048)	(588,620)	(521,164)	(160,308)	(725,035)	(1,681,828)	(754,382)
Net Increase (Decrease) from Capital Share Transactions	(66,427)	(69,372)	281,980	(171,912)	120,077	250,407	(41,061)	(178,850)	241,544
Total Increase (Decrease) in Net Assets	(251,027)	(1,171,086)	242,064	(301,060)	(555,482)	336,201	(253,747)	(1,242,920)	(298,069)
Net Assets
Beginning of Period	1,576,757	2,747,843	2,505,779	1,268,330	1,823,812	1,487,611	1,662,774	2,905,694	3,203,763
End of Period	$1,325,730	$1,576,757	$2,747,843	$967,270	$1,268,330	$1,823,812	$1,409,027	$1,662,774	$2,905,694
(1) Shares Issued and Redeemed:
Shares Issued	67,534	63,309	33,160	44,049	45,772	24,964	56,982	69,006	27,123
Shares Issued in Lieu of Cash Distributions	2,305	4,802	2,019	1,480	2,012	1,685	1,198	8,130	12,193
Shares Redeemed	(78,595)	(76,114)	(20,036)	(64,233)	(42,430)	(10,356)	(61,800)	(87,563)	(30,452)
	(8,756)	(8,003)	15,143	(18,704)	5,354	16,293	(3,620)	(10,427)	8,864
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$5,974	$9,190	$11,940	$3,226	$5,085	$7,579	$1,366	$6,430	$3,626

See accompanying Notes to Financial Statements.
17

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Tax-Managed U.S. Small Cap Portfolio			Tax-Managed DFA International Value Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,544	$13,988	$11,947	$18,400	$80,461	$75,534
Net Realized Gain (Loss) on:
Investment Securities Sold	(159,925)	(44,705)	182,553	(154,449)	(12,092)	225,699
Futures	(1,022)	(1,909)	—	(264)	(2,244)	—
Foreign Currency Transactions	—	—	—	367	(391)	440
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	41,035	(533,613)	(217,967)	98,614	(1,307,758)	116,793
Futures	(8)	8	—	(2)	2	—
Translation of Foreign Currency Denominated Amounts	—	—	—	(153)	(455)	17
Net Increase (Decrease) in Net Assets Resulting from Operations	(115,376)	(566,231)	(23,467)	(37,487)	(1,242,477)	418,483
Distributions From:
Net Investment Income	(6,976)	(13,009)	(11,189)	(16,895)	(87,425)	(61,441)
Net Short-Term Gains	—	—	—	—	—	(119)
Net Long-Term Gains	—	(140,329)	—	—	(217,882)	(108,595)
Total Distributions	(6,976)	(153,338)	(11,189)	(16,895)	(305,307)	(170,155)
Capital Share Transactions (1):
Shares Issued	355,246	600,180	344,218	530,560	840,715	480,977
Shares Issued in Lieu of Cash Distributions	6,818	151,576	11,049	16,405	294,717	162,246
Shares Redeemed	(465,289)	(734,037)	(194,404)	(619,624)	(1,053,689)	(402,964)
Net Increase (Decrease) from Capital Share Transactions	(103,225)	17,719	160,863	(72,659)	81,743	240,259
Total Increase (Decrease) in Net Assets	(225,577)	(701,850)	126,207	(127,041)	(1,466,041)	488,587
Net Assets
Beginning of Period	1,077,395	1,779,245	1,653,038	1,393,229	2,859,270	2,370,683
End of Period	$851,818	$1,077,395	$1,779,245	$1,266,188	$1,393,229	$2,859,270
(1) Shares Issued and Redeemed:
Shares Issued	27,080	28,781	12,633	55,802	54,627	22,796
Shares Issued in Lieu of Cash Distributions	517	6,564	412	1,688	16,014	8,062
Shares Redeemed	(35,399)	(36,092)	(7,188)	(65,700)	(69,078)	(19,134)
	(7,802)	(747)	5,857	(8,210)	1,563	11,724
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$837	$3,269	$2,350	$10,974	$9,469	$18,976

See accompanying Notes to Financial Statements.
18

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.59	$17.51	$17.67	$15.26	$13.27	$11.12	$9.09	$10.36	$15.57	$14.75	$13.26	$12.23	$11.05	$9.40
Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.27	(A)	0.27	(A)	0.24	(A)	0.18	0.11	0.04	0.12	(A)	0.23	(A)	0.25	(A)	0.21	(A)	0.16	0.14	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.10)	(6.66)	(0.16)	2.39	1.96	2.13	2.02	(1.02)	(5.19)	0.81	1.47	1.05	1.18	1.63
Total From Investment Operations	(0.98)	(6.39)	0.11	2.63	2.14	2.24	2.06	(0.90)	(4.96)	1.06	1.68	1.21	1.32	1.70
Less Distributions
Net Investment Income	(0.15)	(0.29)	(0.27)	(0.22)	(0.15)	(0.09)	(0.03)	(0.14)	(0.25)	(0.24)	(0.19)	(0.18)	(0.14)	(0.05)
Net Realized Gains	—	(0.24)	—	—	—	—	—	—	—	—	—	—	—	—
Total Distributions	(0.15)	(0.53)	(0.27)	(0.22)	(0.15)	(0.09)	(0.03)	(0.14)	(0.25)	(0.24)	(0.19)	(0.18)	(0.14)	(0.05)
Net Asset Value, End of Period	$9.46	$10.59	$17.51	$17.67	$15.26	$13.27	$11.12	$9.32	$10.36	$15.57	$14.75	$13.26	$12.23	$11.05
Total Return	(9.12	)%(C)	(37.53	)%(C)	0.54%	17.45%	16.27%	20.24%	22.79%	(8.60	)%(C)	(32.30	)%(C)	7.23%	12.84%	9.97%	12.03%	18.21%
Net Assets, End of Period (thousands)	$1,325,730	$1,576,757	$2,747,843	$2,505,779	$1,754,320	$1,197,227	$756,839	$967,270	$1,268,330	$1,823,812	$1,487,611	$999,215	$618,888	$348,752
Ratio of Expenses to Average Net Assets (D)	0.40	%(B)	0.38	%(B)	0.37%	0.38%	0.40%	0.42%	0.43%	0.22	%(B)	0.22	%(B)	0.22%	0.23%	0.25%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.40	%(B)	0.38	%(B)	0.37%	0.38%	0.40%	0.42%	0.43%	0.25	%(B)	0.23	%(B)	0.23%	0.24%	0.26%	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.87	%(B)	1.93	%(B)	1.45%	1.47%	1.35%	0.97%	0.43%	2.75	%(B)	1.76	%(B)	1.59%	1.55%	1.35%	1.37%	0.87%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
19

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Tax-Managed U.S. Targeted Value Portfolio	Tax-Managed U.S. Small Cap Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$14.41	$23.09	$27.39	$25.60	$23.32	$19.22	$13.34	$15.83	$25.86	$26.27	$22.95	$20.53	$17.84	$12.55
Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.20	(A)	0.25	(A)	0.22	(A)	0.09	0.09	0.04	0.07	(A)	0.19	(A)	0.18	(A)	0.10	(A)	0.04	0.01	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.74)	(7.29)	(1.87)	3.90	2.68	4.09	5.86	(1.64)	(7.87)	(0.42)	3.30	2.42	2.69	5.29
Total From Investment Operations	(1.66)	(7.09)	(1.62)	4.12	2.77	4.18	5.90	(1.57)	(7.68)	(0.24)	3.40	2.46	2.70	5.30
Less Distributions
Net Investment Income	(0.14)	(0.18)	(0.24)	(0.19)	(0.10)	(0.08)	(0.02)	(0.12)	(0.18)	(0.17)	(0.08)	(0.04)	(0.01)	(0.01)
Net Realized Gains	—	(1.41)	(2.44)	(2.14)	(0.39)	—	—	—	(2.17)	—	—	—	—	—
Total Distributions	(0.14)	(1.59)	(2.68)	(2.33)	(0.49)	(0.08)	(0.02)	(0.12)	(2.35)	(0.17)	(0.08)	(0.04)	(0.01)	(0.01)
Net Asset Value, End of Period	$12.61	$14.41	$23.09	$27.39	$25.60	$23.32	$19.22	$14.14	$15.83	$25.86	$26.27	$22.95	$20.53	$17.84
Total Return	(11.47	)%(C)	(32.85	)%(C)	(6.58)%	17.70%	12.09%	21.84%	44.29%	(9.87	)%(C)	(32.53	)%(C)	(0.94)%	14.88%	11.98%	15.17%	42.27%
Net Assets, End of Period (thousands)	$1,409,027	$1,662,774	$2,905,694	$3,203,763	$2,634,891	$2,078,718	$1,581,349	$851,818	$1,077,395	$1,779,245	$1,653,038	$1,242,288	$958,233	$703,362
Ratio of Expenses to Average Net Assets	0.46	%(B)	0.45	%(B)	0.47%	0.53%	0.55%	0.56%	0.56%	0.55	%(B)	0.53	%(B)	0.53%	0.53%	0.55%	0.56%	0.57%
Ratio of Net Investment Income to Average Net Assets	1.46	%(B)	1.07	%(B)	0.98%	0.85%	0.39%	0.45%	0.27%	1.18	%(B)	0.98	%(B)	0.65%	0.41%	0.21%	0.08%	0.10%
Portfolio Turnover Rate	27	%(C)	40	%(C)	28%	35%	21%	21%	13%	24	%(C)	39	%(C)	31%	22%	15%	7%	19%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
20

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	Tax-Managed DFA International Value Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$10.55	$21.91	$19.96	$15.51	$13.63	$10.84	$8.24

Income From Investment Operations

Net Investment Income (Loss)	0.15	(A)	0.59	(A)	0.59	(A)	0.54	(A)	0.33	(A)	0.22	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.33)		(9.60)		2.76		4.71		1.90		2.93	2.59
Total From Investment Operations	(0.18)		(9.01)		3.35		5.25		2.23		3.15	2.76

Less Distributions

Net Investment Income	(0.15)		(0.64)		(0.48)	(0.59)	(0.35)	(0.36)	(0.16)
Net Realized Gains	—		(1.71)		(0.92)	(0.21)	—	—	—
Total Distributions	(0.15)		(2.35)		(1.40)	(0.80)	(0.35)	(0.36)	(0.16)
Net Asset Value, End of Period	$10.22		$10.55		$21.91	$19.96	$15.51	$13.63	$10.84
Total Return	(1.67	)%(C)	(45.58	)%(C)	17.51%	35.01%	16.63%	29.69%	34.20%
Net Assets, End of Period (thousands)	$1,266,188		$1,393,229		$2,859,270	$2,370,683	$1,571,217	$1,082,275	$675,142
Ratio of Expenses to Average Net Assets	0.56	%(B)	0.54	%(B)	0.54%	0.54%	0.60%	0.65%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.26	%(B)	3.76	%(B)	2.77%	3.04%	2.23%	1.91%	2.08%
Portfolio Turnover Rate	18	%(C)	24	%(C)	20%	13%	11%	7%	25%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
21

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, five of which (the "Portfolios") are included in this section of the report.

The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") primarily invest their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series"), respectively. At April 30, 2009, the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio owned 72% and 100% of their respective Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation:  Securities held by Tax-Managed U.S. Targeted Value Portfolio and Tax-Managed U.S Small Cap Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio (the "International Equity Portfolio"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolio value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock

22

Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolio prices its shares at the close of the NYSE, the International Equity Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded.

For the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Equity Portfolio, their investments reflect each of their proportionate interest in the net assets of their respective Series.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolios adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Tax-Managed U.S. Marketwide Value Portfolio	$1,325,871	—	—	$1,325,871
Tax-Managed U.S. Equity Portfolio	967,356	—	—	967,356
Tax-Managed U.S. Targeted Value Portfolio	1,406,368	$282,229	—	1,688,597
Tax-Managed U.S. Small Cap Portfolio	853,034	227,276	—	1,080,310
Tax-Managed DFA International Value Portfolio	361,739	990,888	—	1,352,627

2.  Foreign Currency Translation:  Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of

23

exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Feeder Funds each recognize their pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from their respective Series, which are treated as partnerships for federal income tax purposes.

The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or "the Advisor") provides investment advisory services to each of the Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the non-Feeder Funds. For the six months ended April 30, 2009, the Portfolios' investment advisory services fees were

24

accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Targeted Value Portfolio	0.42%
Tax-Managed U.S. Small Cap Portfolio	0.50%
Tax-Managed DFA International Value Portfolio	0.50%

For the six months ended April 30, 2009, the Feeder Funds' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.15% of average daily net assets of each Feeder Fund.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.22% of the average net assets on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.22% of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed 0.22% of its average net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect until March 1, 2010, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2009, Tax-Managed U.S. Equity Portfolio had approximately $639 (in thousands) of previously waived fees subject to future recovery by the Advisor over various periods not exceeding April 30, 2012.

Prior to April 1, 2006, pursuant to the previous Fee Waiver and Expense Assumption Agreement for the Tax-Managed U.S. Equity Portfolio, the Advisor had contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its Series) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceeded 0.25% of the average daily net assets of Portfolio on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid to the CCO by the Fund were $94 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.   Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$32
Tax-Managed U.S. Equity Portfolio	25
Tax-Managed U.S. Targeted Value Portfolio	33
Tax-Managed U.S. Small Cap Portfolio	20
Tax-Managed DFA International Value Portfolio	30

25

E.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
Tax-Managed U.S. Targeted Value Portfolio	$353,529	$366,563
Tax-Managed U.S. Small Cap Portfolio	189,350	274,675
Tax-Managed DFA International Value Portfolio	212,228	270,999

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to net realized foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Tax-Managed U.S. Marketwide Value Portfolio	—	$(59)	$59
Tax-Managed U.S. Targeted Value Portfolio	—	(2)	2
Tax-Managed U.S. Small Cap Portfolio	—	(60)	60
Tax-Managed DFA International Value Portfolio	$2,139	(2,543)	404

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
Tax-Managed U.S. Marketwide Value Portfolio
2006	$28,092	—	$28,092
2007	39,785	—	39,785
2008	44,892	$36,004	80,896
Tax-Managed U.S. Equity Portfolio
2006	16,748	—	16,748
2007	25,931	—	25,931
2008	30,460	—	30,460

26

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
Tax-Managed U.S. Targeted Value Portfolio
2006	$22,689	$235,961	$258,650
2007	33,610	298,723	332,333
2008	21,996	152,305	174,301
Tax-Managed U.S. Small Cap Portfolio
2006	4,846	—	4,846
2007	11,633	5,395	17,028
2008	13,069	140,269	153,338
Tax-Managed DFA International Value Portfolio
2006	67,624	25,405	93,029
2007	62,952	112,266	175,218
2008	89,577	217,870	307,447

At October 31, 2008, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed DFA International Value Portfolio	$2,140	—	$2,140

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated) Losses)
Tax-Managed U.S. Marketwide Value Portfolio	$9,225	—	$(120,399)	$(111,174)
Tax-Managed U.S. Equity Portfolio	5,109	—	(207,345)	(202,236)
Tax-Managed U.S. Targeted Value Portfolio	6,466	—	(43,968)	(37,502)
Tax-Managed U.S. Small Cap Portfolio	3,291	—	(46,001)	(42,710)
Tax-Managed DFA International Value Portfolio	9,504	—	(12,590)	(3,086)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on October 31,
	2009	2010	2013	2014	2016	Total
Tax-Managed U.S. Marketwide Value Portfolio	—	—	—	—	$120,399	$120,399
Tax-Managed U.S. Equity Portfolio	$12,034	$12,492	$13,463	$27,199	142,157	207,345
Tax-Managed U.S. Targeted Value Portfolio	—	—	—	—	43,968	43,968

27

	Expires on October 31,
	2009	2010	2013	2014	2016	Total
Tax-Managed U.S. Small Cap Portfolio	—	—	—	—	$46,001	$46,001
Tax-Managed DFA International Value Portfolio	—	—	—	—	12,590	12,590

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio	$1,726,593	$121,349	$(522,071)	$(400,722)
Tax-Managed U.S. Equity Portfolio	935,732	126,188	(94,564)	31,624
Tax-Managed U.S. Targeted Value Portfolio	2,026,270	159,005	(496,678)	(337,673)
Tax-Managed U.S. Small Cap Portfolio	1,153,362	138,381	(211,433)	(73,052)
Tax-Managed DFA International Value Portfolio	1,619,509	81,417	(348,299)	(266,882)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

3.  Futures Contracts:  During the six months ended April 30, 2009, the Portfolios entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the

28

contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

At April 30, 2009, the Portfolios had no outstanding futures contracts.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed U.S. Targeted Value Portfolio	2.00%	$3,152	16	$3	$8,485
Tax-Managed U.S. Small Cap Portfolio	2.14%	2,672	17	3	9,441

There were no outstanding borrowings by the Portfolios under this line of credit at April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings under the discretionary line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Tax-Managed DFA International Value Portfolio	1.08%	$4,908	23	$3	$21,408

There were no outstanding borrowings by the Portfolios under this line of credit at April 30, 2009.

I.  Securities Lending:

As of April 30, 2009, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio held cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the

29

expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to each Portfolios' investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

L.  Other:

At April 30, 2009, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio	3	88%
Tax-Managed U.S. Equity Portfolio	2	76%
Tax-Managed U.S. Targeted Value Portfolio	3	95%
Tax-Managed U.S. Small Cap Portfolio	3	94%
Tax-Managed DFA International Value Portfolio	3	92%

30

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2009

EXPENSE TABLES

The Tax-Managed U.S. Marketwide Value Series	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$909.20	0.23%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
The Tax-Managed U.S. Equity Series
Actual Fund Return	$1,000.00	$915.30	0.08%	$0.38
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.08%	$0.40

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

31

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials
The Tax-Managed U.S. Marketwide Value Series	19.4%	4.4%	15.3%	29.2%	4.3%	11.0%
The Tax-Managed U.S. Equity Series	10.8%	13.1%	11.4%	10.7%	14.4%	10.5%

	Information Technology	Materials	Telecommunication Services	Utilities	Total
The Tax-Managed U.S. Marketwide Value Series	7.0%	3.0%	5.9%	0.5%	100.0%
The Tax-Managed U.S. Equity Series	18.2%	3.7%	3.7%	3.5%	100.0%

32

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (78.7%)
Consumer Discretionary — (15.8%)
# Carnival Corp.	688,708	$18,512,471	1.0%
Comcast Corp. Class A	3,570,978	55,207,320	3.0%
Comcast Corp. Special Class A	1,432,185	21,024,476	1.1%
# Disney (Walt) Co.	871,029	19,075,535	1.0%
* Liberty Media Corp. - Entertainment Class A	578,364	14,083,163	0.8%
# News Corp. Class A	1,864,745	15,402,794	0.8%
# News Corp. Class B	855,872	7,805,553	0.4%
*# Sears Holdings Corp.	137,330	8,579,005	0.5%
Time Warner Cable, Inc.	693,942	22,365,751	1.2%
Time Warner, Inc.	1,534,860	33,505,994	1.8%
# Tyco Electronics, Ltd.	549,298	9,579,757	0.5%
Other Securities		144,404,888	7.9%
Total Consumer Discretionary		369,546,707	20.0%
Consumer Staples — (3.4%)
# Archer-Daniels-Midland Co.	437,789	10,778,365	0.6%
Kraft Foods, Inc.	1,175,778	27,513,205	1.5%
Other Securities		40,430,368	2.1%
Total Consumer Staples		78,721,938	4.2%
Energy — (12.0%)
# Anadarko Petroleum Corp.	845,068	36,388,628	2.0%
Apache Corp.	314,001	22,878,113	1.2%
# Chesapeake Energy Corp.	618,000	12,180,780	0.7%
ConocoPhillips	1,496,850	61,370,850	3.3%
Devon Energy Corp.	437,831	22,701,537	1.2%
Marathon Oil Corp.	856,737	25,445,089	1.4%
Noble Energy, Inc.	175,300	9,948,275	0.5%
Valero Energy Corp.	738,360	14,649,062	0.8%
XTO Energy, Inc.	295,376	10,237,732	0.6%
Other Securities		65,123,700	3.5%
Total Energy		280,923,766	15.2%
Financials — (23.0%)
Allstate Corp.	501,660	11,703,728	0.6%
# Bank of America Corp.	3,628,599	32,403,389	1.8%
Chubb Corp.	390,477	15,209,079	0.8%
# CME Group, Inc.	67,810	15,009,743	0.8%
# JPMorgan Chase & Co.	2,495,918	82,365,294	4.5%
Loews Corp.	747,772	18,612,045	1.0%
# MetLife, Inc.	847,339	25,208,335	1.4%
Morgan Stanley	654,746	15,478,195	0.8%
Prudential Financial, Inc.	463,538	13,386,977	0.7%
The Travelers Companies, Inc.	769,714	31,666,034	1.7%
# Unum Group	530,100	8,661,834	0.5%
# Wells Fargo & Co.	529,123	10,587,751	0.6%
Other Securities		257,914,239	13.9%
Total Financials		538,206,643	29.1%

33

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (3.4%)
*# Boston Scientific Corp.	982,220	$8,260,470	0.5%
* Thermo Fisher Scientific, Inc.	321,928	11,293,234	0.6%
*# WellPoint, Inc.	440,420	18,832,359	1.0%
Other Securities		40,534,742	2.2%
Total Health Care		78,920,805	4.3%
Industrials — (8.4%)
Burlington Northern Santa Fe Corp.	248,329	16,757,241	0.9%
CSX Corp.	562,627	16,648,133	0.9%
# FedEx Corp.	184,382	10,318,017	0.6%
General Electric Co.	1,495,212	18,914,432	1.0%
Norfolk Southern Corp.	333,288	11,891,716	0.7%
Tyco International, Ltd.	456,370	10,843,351	0.6%
# Union Pacific Corp.	489,811	24,069,313	1.3%
Other Securities		88,367,203	4.7%
Total Industrials		197,809,406	10.7%
Information Technology — (5.1%)
*# Computer Sciences Corp.	225,553	8,336,439	0.5%
# Motorola, Inc.	2,108,701	11,661,117	0.6%
Other Securities		100,023,856	5.4%
Total Information Technology		120,021,412	6.5%
Materials — (2.5%)
Weyerhaeuser Co.	311,975	11,000,239	0.6%
Other Securities		46,652,954	2.5%
Total Materials		57,653,193	3.1%
Other — (0.0%)
Total Other		54	0.0%
Telecommunication Services — (4.7%)
AT&T, Inc.	2,510,122	64,309,326	3.5%
*# Sprint Nextel Corp.	3,528,077	15,382,416	0.8%
# Verizon Communications, Inc.	695,830	21,111,482	1.2%
Other Securities		8,246,498	0.4%
Total Telecommunication Services		109,049,722	5.9%
Utilities — (0.4%)
Total Utilities		8,428,300	0.4%
TOTAL COMMON STOCKS		1,839,281,946	99.4%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	9,210,124	9,210,124	0.5%
SECURITIES LENDING COLLATERAL — (20.9%)
§@ DFA Short Term Investment Fund LP	486,939,237	486,939,237	26.3%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $3,376,189 FNMA 7.000%, 01/01/38 & 06/01/38, valued at $2,993,318) to be repurchased at $2,906,147	$2,906	2,906,133	0.2%
TOTAL SECURITIES LENDING COLLATERAL		489,845,370	26.5%
TOTAL INVESTMENTS — (100.0%) (Cost $2,873,646,622)		$2,338,337,440	126.4%

34

THE TAX-MANAGED U.S. EQUITY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (80.7%)
Consumer Discretionary — (8.8%)
*# Amazon.com, Inc.	40,400	$3,253,008	0.4%
Disney (Walt) Co.	212,657	4,657,188	0.5%
Home Depot, Inc.	181,230	4,769,974	0.5%
Lowe's Companies, Inc.	163,790	3,521,485	0.4%
# McDonald's Corp.	146,759	7,820,787	0.8%
Target Corp.	81,634	3,368,219	0.4%
Other Securities		77,652,077	7.9%
Total Consumer Discretionary		105,042,738	10.9%
Consumer Staples — (10.5%)
Altria Group, Inc.	273,915	4,473,032	0.5%
Coca-Cola Co.	247,656	10,661,591	1.1%
Colgate-Palmolive Co.	66,200	3,905,800	0.4%
CVS Caremark Corp.	164,647	5,232,482	0.6%
Kraft Foods, Inc.	165,324	3,868,582	0.4%
PepsiCo, Inc.	173,379	8,627,339	0.9%
Philip Morris International, Inc.	203,100	7,352,220	0.8%
# Procter & Gamble Co.	394,651	19,511,545	2.0%
Wal-Mart Stores, Inc.	481,796	24,282,518	2.5%
Other Securities		37,247,211	3.7%
Total Consumer Staples		125,162,320	12.9%
Energy — (9.2%)
Chevron Corp.	222,444	14,703,548	1.5%
ConocoPhillips	133,273	5,464,193	0.6%
Exxon Mobil Corp.	550,543	36,704,702	3.8%
Occidental Petroleum Corp.	89,688	5,048,538	0.5%
# Schlumberger, Ltd.	106,000	5,192,940	0.6%
Other Securities		42,292,165	4.3%
Total Energy		109,406,086	11.3%
Financials — (8.8%)
Goldman Sachs Group, Inc.	47,700	6,129,450	0.7%
JPMorgan Chase & Co.	411,332	13,573,956	1.4%
# Wells Fargo & Co.	342,268	6,848,783	0.7%
Other Securities		79,114,971	8.1%
Total Financials		105,667,160	10.9%
Health Care — (11.6%)
Abbott Laboratories	214,935	8,995,030	0.9%
*# Amgen, Inc.	118,471	5,742,289	0.6%
Baxter International, Inc.	67,165	3,257,503	0.4%
Bristol-Myers Squibb Co.	276,740	5,313,408	0.6%
Eli Lilly & Co.	102,975	3,389,937	0.4%
*# Gilead Sciences, Inc.	127,568	5,842,614	0.6%
Johnson & Johnson	322,193	16,870,025	1.8%
Medtronic, Inc.	102,004	3,264,128	0.4%
# Merck & Co., Inc.	224,214	5,434,947	0.6%
Pfizer, Inc.	559,690	7,477,458	0.8%
Schering-Plough Corp.	226,423	5,212,257	0.6%
Wyeth	142,266	6,032,078	0.6%
Other Securities		62,341,224	6.1%
Total Health Care		139,172,898	14.4%
Industrials — (8.4%)
# 3M Co.	61,623	3,549,485	0.4%
# United Parcel Service, Inc.	71,350	3,734,459	0.4%
United Technologies Corp.	100,874	4,926,686	0.5%
Other Securities		88,191,569	9.1%
Total Industrials		100,402,199	10.4%

35

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (14.5%)
*# Apple, Inc.	87,230	$10,976,151	1.2%
* Cisco Sytems, Inc.	612,100	11,825,772	1.2%
* Google, Inc.	23,960	9,487,441	1.0%
Hewlett-Packard Co.	271,400	9,764,972	1.0%
Intel Corp.	621,020	9,799,696	1.0%
International Business Machines Corp.	143,487	14,809,293	1.6%
Microsoft Corp.	802,200	16,252,572	1.7%
# Oracle Corp.	540,651	10,456,190	1.1%
QUALCOMM, Inc.	164,670	6,968,834	0.7%
Other Securities		72,946,288	7.4%
Total Information Technology		173,287,209	17.9%
Materials — (3.0%)
# Monsanto Co.	51,870	4,403,244	0.5%
Other Securities		31,125,342	3.2%
Total Materials		35,528,586	3.7%
Other — (0.0%)
Total Other		6	0.0%
Telecommunication Services — (3.0%)
AT&T, Inc.	699,221	17,914,042	1.9%
Verizon Communications, Inc.	304,525	9,239,289	1.0%
Other Securities		8,727,138	0.8%
Total Telecommunication Services		35,880,469	3.7%
Utilities — (2.9%)
Total Utilities		34,628,900	3.6%
TOTAL COMMON STOCKS		964,178,571	99.7%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		240	0.0%
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,835,771	5,835,771	0.6%
SECURITIES LENDING COLLATERAL — (18.8%)
§@ DFA Short Term Investment Fund LP	223,979,899	223,979,899	23.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by$1,483,872 FNMA 6.000%, 08/01/37 & 7.000%, 12/01/37, valued at $1,376,851) to be repurchased at $1,336,754	$1,337	1,336,748	0.1%
TOTAL SECURITIES LENDING COLLATERAL		225,316,647	23.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,162,503,851)		$1,195,331,229	123.6%

36

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
ASSETS:
Investments at Value (including $463,725 and $217,395 of securities on loan, respectively)	$1,839,282	$964,179
Temporary Cash Investments at Value & Cost	9,210	5,836
Collateral Received from Securities on Loan at Value & Cost	489,845	225,316
Receivables:
Investment Securities Sold	1,750	—
Dividends and Interest	2,286	1,358
Securities Lending Income	392	88
Fund Shares Sold	3,657	—
Prepaid Expenses and Other Assets	6	4
Total Assets	2,346,428	1,196,781
LIABILITIES:
Payables:
Upon Return of Securities Loaned	489,845	225,316
Investment Securities Purchased	6,917	3,840
Fund Shares Redeemed	—	171
Due to Advisor	292	39
Accrued Expenses and Other Liabilities	101	58
Total Liabilities	497,155	229,424
NET ASSETS	$1,849,273	$967,357
Investments at Cost	$2,374,591	$931,351

See accompanying Notes to Financial Statements.
37

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series	The Tax-Managed U.S. Equity Series
Investment Income
Dividends	$24,457	$13,222
Interest	165	83
Income from Securities Lending	2,622	1,079
Total Investment Income	27,244	14,384
Expenses
Investment Advisory Services Fees	1,685	245
Accounting & Transfer Agent Fees	102	63
Custodian Fees	22	29
Shareholders' Reports	11	6
Directors'/Trustees' Fees & Expenses	14	9
Professional Fees	29	15
Other	21	12
Total Expenses	1,884	379
Net Investment Income (Loss)	25,360	14,005
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(177,045)	(277,830)
Futures	2,064	2,732
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(60,324)	147,810
Futures	(16)	—
Net Realized and Unrealized Gain (Loss)	(235,321)	(127,288)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(209,961)	$(113,283)

See accompanying Notes to Financial Statements.
38

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series			The Tax-Managed U.S. Equity Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$25,360	$63,704	$63,884	$14,005	$30,373	$30,009
Net Realized Gain (Loss) on:
Investment Securities Sold	(177,045)	(152,733)	197,904	(277,830)	(142,472)	10,874
Futures	2,064	(2,752)	—	2,732	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(60,324)	(1,321,745)	(257,139)	147,810	(530,594)	73,456
Futures	(16)	16	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(209,961)	(1,413,510)	4,649	(113,283)	(642,693)	114,339
Transactions in Interest:
Contributions	274,448	457,034	478,784	75,505	296,257	253,998
Withdrawals	(405,938)	(711,380)	(146,412)	(263,373)	(209,089)	(32,090)
Net Increase (Decrease) from Transactions in Interest	(131,490)	(254,346)	332,372	(187,868)	87,168	221,908
Total Increase (Decrease) in Net Assets	(341,451)	(1,667,856)	337,021	(301,151)	(555,525)	336,247
Net Assets
Beginning of Period	2,190,724	3,858,580	3,521,559	1,268,508	1,824,033	1,487,786
End of Period	$1,849,273	$2,190,724	$3,858,580	$967,357	$1,268,508	$1,824,033

See accompanying Notes to Financial Statements.
39

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Tax-Managed U.S. Marketwide Value Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(9.08	)%(C)	(37.44	)%(C)	0.67%	17.70%	16.44%	20.49%	22.88%
Net Assets, End of Period (thousands)	$1,849,273		$2,190,724		$3,858,580	$3,521,559	$2,476,387	$1,702,613	$1,085,233
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.22	%(B)	0.22%	0.22%	0.24%	0.25%	0.25%
Ratio of Net Investment Income to Average Net Assets	3.04	%(B)	2.09	%(B)	1.61%	1.63%	1.52%	1.14%	0.61%
Portfolio Turnover Rate	23	%(C)	40	%(C)	21%	21%	12%	5%	6%

	The Tax-Managed U.S. Equity Series
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)
Total Return	(8.47	)%(C)	(32.28	)%(C)	7.38%	13.06%	10.15%	12.20%	18.49%
Net Assets, End of Period (thousands)	$967,357		$1,268,508		$1,824,033	$1,487,786	$999,348	$618,950	$348,758
Ratio of Expenses to Average Net Assets	0.08	%(B)	0.07	%(B)	0.07%	0.07%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.89	%(B)	1.91	%(B)	1.74%	1.71%	1.51%	1.52%	1.02%
Portfolio Turnover Rate	19	%(C)	13	%(C)	6%	21%	10%	5%	13%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
40

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of fourteen investment portfolios, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series") are presented in this section of the report.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by The Tax-Managed U.S. Marketwide Value Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolios Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Tax-Managed U.S. Marketwide Value Series	$1,848,485	$489,852	—	$2,338,337
Tax-Managed U.S. Equity Series	970,005	225,326	—	1,195,331

2.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan. effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Trustees have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2009, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series	0.20%
The Tax-Managed U.S. Equity Series	0.05%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2009, the total related amounts paid to the CCO by the Trust were $54 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

42

D.  Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Tax-Managed U.S. Marketwide Value Series	$44
The Tax-Managed U.S. Equity Series	25

E.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Tax-Managed U.S. Marketwide Value Series	$393,405	$435,137
The Tax-Managed U.S. Equity Series	185,107	325,451

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Tax-Managed U.S. Marketwide Value Series	$2,874,453	$170,491	$(706,607)	$(536,116)
The Tax-Managed U.S. Equity Series	1,162,982	126,176	(93,827)	32,349

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

G.  Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal

43

Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Futures Contracts:  During the six months ended April 30, 2009, the Series entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At April 30, 2009, the Series had no outstanding futures contracts.

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The Tax-Managed U.S. Marketwide Value Series	1.96%	$8,555	18	$8	$18,993
The Tax-Managed U.S. Equity Series	2.00%	3,392	26	5	10,160

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2009.

I.  Securities Lending:

As of April 30, 2009, the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by

44

collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to the Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

45

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

46

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds"). (The investment advisory/management agreements are referred to as the "Advisory Agreements.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature, extent and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted

47

that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the last three years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

48

DFA043009-002S

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. High Book to Market Portfolio

LWAS/DFA Two-Year Fixed Income Portfolio

LWAS/DFA Two-Year Government Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA International High Book
to Market Portfolio

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statements of Assets and Liabilities/Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of April 30, 2009.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund (Affiliated Investment Company).

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

RIC  Registered Investment Company

SEC  Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLES

LWAS/DFA U.S. High Book to Market Portfolio**	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$899.30	0.39%	$1.84
Hypothetical 5% Annual Return	$1,000.00	$1,022.86	0.39%	$1.96
LWAS/DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,027.70	0.32%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61
LWAS/DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,039.60	0.29%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**  The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

2

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
LWAS/DFA U.S. High Book to Market Portfolio	100.0%

FIXED INCOME PORTFOLIOS

	Corporate	Government	Foreign Corporate	Total
LWAS/DFA Two-Year Fixed Income Portfolio	26.7%	43.7%	29.6%	100.0%
LWAS/DFA Two-Year Government Portfolio	—	100%	—	100.0%

3

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (52.0%)
Federal Farm Credit Bank 2.750%, 05/04/10	$900	$916,530
3.750%, 12/06/10	1,400	1,454,560
Federal Home Loan Bank 2.750%, 06/18/10	3,200	3,263,421
3.500%, 07/16/10	4,500	4,606,533
3.375%, 08/13/10	4,900	5,047,676
4.375%, 10/22/10	400	418,443
1.625%, 01/21/11	4,200	4,237,741
Federal Home Loan Mortgage Corporation 2.375%, 05/28/10	2,900	2,945,228
2.875%, 06/28/10	3,000	3,066,321
4.750%, 01/18/11	2,100	2,226,508
3.250%, 02/25/11	2,200	2,274,360
Federal National Mortgage Association 4.125%, 05/15/10	1,800	1,854,452
2.375%, 05/20/10	2,500	2,538,503
7.125%, 06/15/10	2,800	2,994,468
TOTAL AGENCY OBLIGATIONS		37,844,744
BONDS — (37.7%)
American Express Centurion Floating Rate Note (r) 0.480%, 06/12/09	2,100	2,092,948
Bank of New York Mellon Corp. Floating Rate Note (r) 1.634%, 02/05/10	2,100	2,093,290
BP Capital Markets P.L.C. 4.875%, 03/15/10	1,000	1,029,459
Canada Mortgage & Housing Corp. 4.800%, 10/01/10	500	515,599
Citigroup Funding, Inc. Floating Rate Note (r) 1.351%, 10/22/09	2,200	2,147,486
CME Group, Inc. Floating Rate Note (r) 1.886%, 08/06/10	600	588,268
General Electric Capital Corp. 7.375%, 01/19/10	2,100	2,165,474
JPMorgan Chase & Co. Floating Rate Note (r) 1.596%, 11/19/09	2,100	2,094,114
Kreditanstalt fuer Wiederaufbau 4.625%, 01/20/11	1,800	1,883,045
Landwirtschaftliche Rentenbank 4.875%, 02/14/11	400	421,202

	Face Amount	Value†
	(000)
Morgan Stanley 2.900%, 12/01/10	$2,000	$2,050,246
Nordic Investment Bank 4.875%, 03/15/11	500	513,410
Oesterreichische Kontrollbank AG 4.250%, 10/06/10	2,000	2,057,668
Ontario, Province of Canada 3.125%, 09/08/10	400	408,462
Paccar Financial Corp. Floating Rate Note (r) 1.328%, 09/21/09	1,450	1,446,490
Svensk Exportkredit AB 4.000%, 06/15/10	400	408,408
4.500%, 09/27/10	1,500	1,554,130
Wachovia Corp. Floating Rate Note (r) 1.699%, 11/24/09	2,000	1,979,286
Wal-Mart Stores, Inc. 6.875%, 08/10/09	2,000	2,029,968
TOTAL BONDS		27,478,953
CERTIFICATES OF DEPOSIT INTEREST BEARING — (6.8%)
Barclays Bank P.L.C. 3.430%, 07/10/09	2,400	2,411,249
BNP Paribas Finance, Inc. 3.130%, 08/06/09	1,400	1,407,030
3.190%, 08/14/09	1,100	1,106,168
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING		4,924,447
COMMERCIAL PAPER — (3.0%)
Societe Generale North America 3.100%, 05/01/09	2,200	2,199,988
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $420,000 FNMA 5.50%, 05/01/37, valued at $380,487) to be repurchased at $374,002	374	374,000
TOTAL INVESTMENTS — (100.0%) (Cost $72,147,289)		$72,822,132

See accompanying Notes to Financial Statements.
4

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (99.8%)
Federal Farm Credit Bank 2.750%, 05/04/10	$28,200	$28,717,921
4.750%, 05/07/10	700	727,061
1.600%, 01/12/11	17,000	17,087,125
Federal Home Loan Bank 4.875%, 05/14/10	9,400	9,779,958
3.000%, 06/11/10	400	405,271
4.250%, 06/11/10	2,000	2,072,176
2.750%, 06/18/10	8,600	8,770,443
3.500%, 07/16/10	1,900	1,944,981
3.375%, 08/13/10	1,200	1,236,166
3.375%, 09/10/10	500	515,459
3.625%, 12/17/10	41,100	42,755,672
1.625%, 01/21/11	5,000	5,044,930
4.625%, 02/18/11	2,500	2,649,648
TOTAL AGENCY OBLIGATIONS		121,706,811
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $305,000 FNMA 5.50%, 05/01/37, valued at $276,306) to be repurchased at $270,001	270	270,000
TOTAL INVESTMENTS — (100.0%) (Cost $120,457,465)		$121,976,811

See accompanying Notes to Financial Statements.
5

  DIMENSIONAL INVESTMENT GROUP INC.

  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$56,401
Receivables:
Fund Shares Sold	27
Prepaid Expenses and Other Assets	19
Total Assets	56,447
LIABILITIES:
Payables:
Affiliated Investment Company Purchased	26
Fund Shares Redeemed	1
Accrued Expenses and Other Liabilities	20
Total Liabilities	47
NET ASSETS	$56,400
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,118,140
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.92
Investment in Affiliated Investment Company at Cost	$57,072
NET ASSETS CONSIST OF:
Paid-In Capital	$75,286
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(128)
Accumulated Net Realized Gain (Loss)	(18,087)
Net Unrealized Appreciation (Depreciation)	(671)
NET ASSETS	$56,400
(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.
6

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
ASSETS:
Investments at Value	$72,448	$121,707
Temporary Cash Investments at Value & Cost	374	270
Cash	1	1
Receivables:
Interest	714	1,448
Fund Shares Sold	266	117
Prepaid Expenses and Other Assets	13	13
Total Assets	73,816	123,556
LIABILITIES:
Payables:
Fund Shares Redeemed	—	391
Due to Advisor	9	15
Accrued Expenses and Other Liabilities	14	20
Total Liabilities	23	426
NET ASSETS	$73,793	$123,130
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	7,401,390	12,244,872
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.97	$10.06
Investments at Cost	$71,773	$120,188
NET ASSETS CONSIST OF:
Paid-In Capital	$73,864	$120,432
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	281	412
Accumulated Net Realized Gain (Loss)	(1,027)	767
Net Unrealized Appreciation (Depreciation)	675	1,519
NET ASSETS	$73,793	$123,130
(1) NUMBER OF SHARES AUTHORIZED	200,000,000	200,000,000

See accompanying Notes to Financial Statements.
7

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	LWAS/DFA U.S. High Book to Market Portfolio*	LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
Investment Income
Dividends	$860	—	—
Interest	1	$1,037	$1,614
Income from Securities Lending	55	—	—
Expenses Allocated from Affiliated Investment Company	(32)	—	—
Total Investment Income	884	1,037	1,614
Expenses
Investment Advisory Services Fees	—	56	97
Administrative Services Fees	3	—	—
Accounting & Transfer Agent Fees	7	15	19
Shareholder Servicing Fees	41	30	52
Filing Fees	9	7	7
Shareholders' Reports	6	5	7
Directors'/Trustees' Fees & Expense	—	1	1
Custodian Fees	—	1	1
Professional Fees	3	2	2
Other	2	2	2
Total Expenses	71	119	188
Net Investment Income (Loss)	813	918	1,426
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	(5,019)	116	1,606
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(3,066)	1,097	2,046
Net Realized and Unrealized Gain (Loss)	(8,085)	1,213	3,652
Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,272)	$2,131	$5,078

*  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
8

  DIMENSIONAL INVESTMENT GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	LWAS/DFA U.S. High Book to Market Portfolio			LWAS/DFA Two-Year Fixed Income Portfolio			LWAS/DFA Two-Year Government Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$813	$1,631	$1,551	$918	$2,567	$4,543	$1,426	$3,089	$4,053
Net Realized Gain (Loss) on Investment Securities Sold	(5,019)	— †	6,681 †	116	(14)	(2)	1,606	(22)	(1)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(3,066)	(42,930)†	(8,701)†	1,097	(360)	(24)	2,046	(560)	97
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,272)	(41,299)	(469)	2,131	2,193	4,517	5,078	2,507	4,149
Distributions From:
Net Investment Income	(1,307)	(1,652)	(1,533)	(1,055)	(3,304)	(4,369)	(1,612)	(3,616)	(3,767)
Net Short-Term Gains	—	(16)	(506)	—	—	—	—	—	—
Net Long-Term Gains	—	(6,421)	(3,294)	—	—	—	—	—	—
Total Distributions	(1,307)	(8,089)	(5,333)	(1,055)	(3,304)	(4,369)	(1,612)	(3,616)	(3,767)
Capital Share Transactions (1):
Shares Issued	6,583	12,180	11,690	10,647	9,071	18,206	28,268	51,236	50,978
Shares Issued in Lieu of Cash Distributions	1,165	6,808	4,529	954	2,785	3,631	1,079	2,696	3,311
Shares Redeemed	(11,231)	(20,971)	(15,567)	(22,949)	(23,122)	(11,625)	(43,468)	(29,376)	(17,281)
Net Increase (Decrease) from Capital Share Transactions	(3,483)	(1,983)	652	(11,348)	(11,266)	10,212	(14,121)	24,556	37,008
Total Increase (Decrease) in Net Assets	(12,062)	(51,371)	(5,150)	(10,272)	(12,377)	10,360	(10,655)	23,447	37,390
Net Assets
Beginning of Period	68,462	119,833	124,983	84,065	96,442	86,082	133,785	110,338	72,948
End of Period	$56,400	$68,462	$119,833	$73,793	$84,065	$96,442	$123,130	$133,785	$110,338
(1) Shares Issued and Redeemed:
Shares Issued	913	1,117	714	1,072	920	1,837	2,830	5,221	5,179
Shares Issued in Lieu of Cash Distributions	168	487	285	97	283	369	109	276	339
Shares Redeemed	(1,534)	(1,841)	(955)	(2,313)	(2,346)	(1,175)	(4,350)	(2,993)	(1,758)
	(453)	(237)	44	(1,144)	(1,143)	1,031	(1,411)	2,504	3,760
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(128)	$366	$395	$281	$418	$1,155	$412	$598	$1,125

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
9

  DIMENSIONAL INVESTMENT GROUP INC.

  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$9.04	$15.35	$16.10	$13.91	$12.28	$10.23	$8.74
Income from Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.21	(A)	0.20	(A)	0.23	(A)	0.19	0.10	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.05)	(5.48)	(0.26)	2.23	1.57	2.08	1.59
Total from Investment Operations	(0.94)	(5.27)	(0.06)	2.46	1.76	2.18	1.72
Less Distributions
Net Investment Income	(0.18)	(0.21)	(0.20)	(0.22)	(0.13)	(0.13)	(0.12)
Net Realized Gains	—	(0.83)	(0.49)	(0.05)	—	—	(0.11)
Total Distributions	(0.18)	(1.04)	(0.69)	(0.27)	(0.13)	(0.13)	(0.23)
Net Assets Value, End of Period	$7.92	$9.04	$15.35	$16.10	$13.91	$12.28	$10.23
Total Return	(10.07	)%(C)	(36.69	)%(C)	(0.51)%	17.90%	14.44%	21.45%	20.18%
Net Assets, End of Period (thousands)	$56,400	$68,462	$119,833	$124,983	$103,311	$92,494	$76,487
Ratio of Expenses to Average Net Assets (D)	0.39	%(B)	0.33	%(B)	0.32%	0.32%	0.34%	0.35%	0.36%
Ratio of Net Investment Income to Average Net Assets	3.01	%(B)	1.72	%(B)	1.20%	1.54%	1.43%	0.87%	1.39%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
10

  DIMENSIONAL INVESTMENT GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

LWAS/DFA Two-Year Fixed Income Portfolio	LWAS/DFA Two-Year Government Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$9.84	$9.95	$9.94	$9.82	$9.90	$10.17	$10.40	$9.80	$9.89	$9.87	$9.75	$9.83	$10.13	$10.46
Income from Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.28	(A)	0.49	(A)	0.35	(A)	0.27	0.16	0.23	0.11	(A)	0.24	(A)	0.46	(A)	0.34	(A)	0.26	0.17	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.15	(0.04)	—	0.08	(0.11)	(0.08)	(0.01)	0.28	(0.03)	0.01	0.08	(0.10)	(0.06)	0.06
Total from Investment Operations	0.27	0.24	0.49	0.43	0.16	0.08	0.22	0.39	0.21	0.47	0.42	0.16	0.11	0.22
Less Distributions
Net Investment Income	(0.14)	(0.35)	(0.48)	(0.31)	(0.24)	(0.14)	(0.22)	(0.13)	(0.30)	(0.45)	(0.30)	(0.24)	(0.15)	(0.20)
Net Realized Gains	—	—	—	—	—	(0.21)	(0.23)	—	—	—	—	—	(0.26)	(0.35)
Total Distributions	(0.14)	(0.35)	(0.48)	(0.31)	(0.24)	(0.35)	(0.45)	(0.13)	(0.30)	(0.45)	(0.30)	(0.24)	(0.41)	(0.55)
Net Asset Value, End of Period	$9.97	$9.84	$9.95	$9.94	$9.82	$9.90	$10.17	$10.06	$9.80	$9.89	$9.87	$9.75	$9.83	$10.13
Total Return	2.77	%(C)	2.46	%(C)	5.03%	4.47%	1.65%	0.85%	2.15%	3.96	%(C)	2.13	%(C)	4.85%	4.42%	1.67%	1.10%	2.11%
Net Assets, End of Period (thousands)	$73,793	$84,065	$96,442	$86,082	$80,199	$80,584	$73,101	$123,130	$133,785	$110,338	$72,948	$68,708	$69,853	$85,140
Ratio of Expenses to Average Net Assets	0.32	%(B)	0.31	%(B)	0.31%	0.31%	0.36%	0.38%	0.37%	0.29	%(B)	0.30	%(B)	0.31%	0.32%	0.37%	0.36%	0.35%
Ratio of Net Investment Income to Average Net Assets	2.47	%(B)	3.04	%(B)	4.94%	3.57%	2.72%	1.65%	1.72%	2.23	%(B)	2.69	%(B)	4.66%	3.45%	2.67%	1.63%	1.57%
Portfolio Turnover Rate	25	%(C)	20	%(C)	22%	15%	48%	152%	171%	53	%(C)	7	%(C)	0%	29%	44%	142%	216%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
11

  DIMENSIONAL INVESTMENT GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which three (the "Portfolios") are presented in this report.

The LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2009, the Portfolio owned 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of Feeder Fund.

On December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master feeder structure, had elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of The U.S. Large Cap Value Series held by the LWAS/DFA U.S. High Book to Market Portfolio are valued at its daily net asset value. Securities held by the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available, (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolios adopted the Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and

12

requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
LWAS/DFA U.S. High Book to Market Portfolio	$56,401	—	—	$56,401
LWAS/DFA Two-Year Fixed Income Portfolio	—	$72,822	—	72,822
LWAS/DFA Two-Year Government Portfolio	—	121,977	—	121,977

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two- Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees and Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the LWAS/DFA U.S. High Book to Market Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio. For the six months ended April 30, 2009, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets of each Portfolio:

	Administrative Services Fees	Advisory Services Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.01%	—
LWAS/DFA Two-Year Fixed Income Portfolio	—	0.15%
LWAS/DFA Two-Year Government Portfolio	—	0.15%

13

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay fees to LWIF at the following effective annual rates of their average daily net assets:

Shareholder Servicing Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.15%
LWAS/DFA Two-Year Fixed Income Portfolio	0.08%
LWAS/DFA Two-Year Government Portfolio	0.08%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

LWAS/DFA U.S. High Book to Market Portfolio	$1
LWAS/DFA Two-Year Fixed Income Portfolio	2
LWAS/DFA Two-Year Government Portfolio	3

E.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
LWAS/DFA Two-Year Fixed Income Portfolio	$12,624	$11,667	$9,800	$3,170
LWAS/DFA Two-Year Government Portfolio	67,446	77,229	—	—

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to the recharacterizations of distributions from realized gains (losses) to undistributed net investment income were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$(8)	$8

14

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
LWAS/DFA U.S. High Book to Market Portfolio 2006	$2,002	$217	$2,219
2007	2,104	3,541	5,645
2008	1,668	6,420	8,088
LWAS/DFA Two-Year Fixed Income Portfolio 2006	2,600	—	2,600
2007	4,369	—	4,369
2008	3,304	—	3,304
LWAS/DFA Two-Year Government Portfolio 2006	2,246	—	2,246
2007	3,767	—	3,767
2008	3,616	—	3,616

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$368	—	$(1,337)	$(969)
LWAS/DFA Two-Year Fixed Income Portfolio	419	—	(1,143)	(724)
LWAS/DFA Two-Year Government Portfolio	600	—	(833)	(233)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on October 31,
	2012	2013	2014	2015	2016	Total
LWAS/DFA U.S. High Book to Market Portfolio	—	—	—	—	$1,337	$1,337
LWAS/DFA Two-Year Fixed Income Portfolio	$454	$470	$202	$3	14	1,143
LWAS/DFA Two-Year Government Portfolio	393	364	53	1	22	833

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
LWAS/DFA U.S. High Book to Market Portfolio	$67,481	$4,207	$(15,287)	$(11,080)
LWAS/DFA Two-Year Fixed Income Portfolio	72,147	802	(127)	675
LWAS/DFA Two-Year Government Portfolio	120,463	1,519	(5)	1,514

15

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

Repurchase Agreements: The LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2009.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

16

J.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

K.  Other:

At April 30, 2009, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
LWAS/DFA U.S. High Book to Market Portfolio	2	96%
LWAS/DFA Two-Year Fixed Income Portfolio	3	100%
LWAS/DFA Two-Year Government Portfolio	2	96%

17

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table. are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,000.40	0.53%	$2.63
Hypothetical 5% Annual Return	$1,000.00	$1,022.17	0.53%	$2.66

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

18

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

19

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value†	$69,364
Receivables:
Affiliated Investment Company Shares Sold	62
Prepaid Expenses and Other Assets	21
Total Assets	69,447
LIABILITIES:
Payables:
Affiliated Investment Company Purchased	62
Due to Advisor	1
Accrued Expenses and Other Liabilities	23
Total Liabilities	86
NET ASSETS	$69,361
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	9,493,019
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.31
Investment in Affiliated Investment Company at Cost	$70,960
NET ASSETS CONSIST OF:
Paid-In Capital	$71,019
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	683
Accumulated Net Realized Gain (Loss)	(743)
Net Unrealized Foreign Exchange Gain (Loss)	(2)
Net Unrealized Appreciation (Depreciation)	(1,596)
NET ASSETS	$69,361
(1) NUMBER OF SHARES AUTHORIZED	100,000,000

See accompanying Notes to Financial Statements.
20

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENT OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $104)	$1,123
Interest	3
Income from Securities Lending	111
Expenses Allocated from Affiliated Investment Company	(77)
Total Investment Income	1,160
Expenses
Administrative Services Fees	3
Accounting & Transfer Agent Fees	7
Shareholder Servicing Fees	63
Filing Fees	8
Shareholders' Reports	9
Professional Fees	2
Other	4
Total Expenses	96
Net Investment Income (Loss)	1,064
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(744)
Futures	(2)
Foreign Currency Transactions	5
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,596)
Translation of Foreign Currency Denominated Amounts	(2)
Net Realized and Unrealized Gain (Loss)	(2,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,275)

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.
21

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,064	$5,051	$5,215
Net Realized Gain (Loss) on:
Investment Securities Sold	(744)	12,068 †	4,751 †
Futures	(2)	—	—
Foreign Currency Transactions	5	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,596)	(99,015)†	19,463 †
Translation of Foreign Currency Denominated Amounts	(2)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,275)	(81,896)	29,429
Distributions From:
Net Investment Income	(625)	(5,330)	(4,570)
Net Short-Term Gains	—	(1,075)	(1,512)
Net Long-Term Gains	(26,436)	(10,361)	(3,475)
Total Distributions	(27,061)	(16,766)	(9,557)
Capital Share Transactions (1):
Shares Issued	12,926	13,918	12,669
Shares Issued in Lieu of Cash Distributions	23,964	14,298	8,135
Shares Redeemed	(23,512)	(30,474)	(35,421)
Net Increase (Decrease) from Capital Share Transactions	13,378	(2,258)	(14,617)
Total Increase (Decrease) in Net Assets	(14,958)	(100,920)	5,255
Net Assets
Beginning of Period	84,319	185,239	179,984
End of Period	$69,361	$84,319	$185,239
(1) Shares Issued and Redeemed:
Shares Issued	1,747	875	540
Shares Issued in Lieu of Cash Distributions	3,397	690	359
Shares Redeemed	(3,048)	(1,785)	(1,504)
	2,096	(220)	(605)
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$683	$244	$522

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
22

  DFA INVESTMENT DIMENSIONS GROUP INC.

  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
(Unaudited)
Net Asset Value, Beginning of Period	$11.40	$24.32	$21.89	$17.49	$15.93	$12.55	$9.61
Income from Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.66	(A)	0.65	(A)	0.61	(A)	0.48	0.27	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.26)	(11.36)	2.98	5.23	1.87	3.63	3.07
Total from Investment Operations	(0.14)	(10.70)	3.63	5.84	2.35	3.90	3.31
Less Distributions
Net Investment Income	(0.09)	(0.70)	(0.58)	(0.63)	(0.43)	(0.51)	(0.24)
Net Realized Gains	(3.86)	(1.52)	(0.62)	(0.81)	(0.36)	(0.01)	(0.13)
Total Distributions	(3.95)	(2.22)	(1.20)	(1.44)	(0.79)	(0.52)	(0.37)
Net Asset Value, End of Period	$7.31	$11.40	$24.32	$21.89	$17.49	$15.93	$12.55
Total Return	0.04	%(C)	(47.99	)%(C)	17.05%	35.40%	15.32%	31.89%	35.96%
Net Assets, End of Period (thousands)	$69,361	$84,319	$185,239	$179,984	$138,782	$130,397	$109,942
Ratio of Expenses to Average Net Assets (D)	0.53	%(B)	0.47	%(B)	0.46%	0.47%	0.50%	0.52%	0.55%
Ratio of Net Investment Income to Average Net Assets	3.24	%(B)	3.74	%(B)	2.76%	3.14%	2.88%	1.88%	2.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
23

  DFA INVESTMENT DIMENSIONS GROUP INC.
  LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, of which the LWAS/DFA International High Book to Market Portfolio ("the Portfolio") is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2009, the Portfolio owned 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure, had elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Series held by the Portfolio are valued at its daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolio adopted the Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

24

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
LWAS/DFA International High Book to Market Portfolio	$69,364	—	—	$69,364

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $2 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

3.  Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2009, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolio.

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a Client Services fee to LWIF at the effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, total related amounts paid by the Fund to the CCO were $94 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

25

D.   Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
LWAS/DFA International High Book to Market Portfolio	$1	$(1)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
2006	$6,063	$5,851	$11,914
2007	6,376	3,987	10,363
2008	6,405	10,361	16,766

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$247	$26,433	$26,680

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$75,887	$5,075	$(11,597)	$(6,522)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return

26

positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains(Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the Series has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains(Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

E.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is

27

permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

F.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

H.  Other:

At April 30, 2009, two shareholders held approximately 95% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

28

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLES

The U.S. Large Cap Value Series	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$900.80	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,002.60	0.24%	$1.19
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

29

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
The U.S. Large Cap Value Series	16.4%	6.2%	15.9%	29.6%	3.4%	15.5%	4.1%	3.0%	5.8%	0.1%	—	100.0%
The DFA International Value Series	13.0%	4.7%	5.4%	44.1%	0.3%	9.9%	3.6%	9.3%	7.1%	2.4%	0.2%	100.0%

30

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
Consumer Discretionary — (14.5%)
Carnival Corp.	2,310,498	$62,106,186	1.0%
# CBS Corp. Class B	4,471,899	31,482,169	0.5%
Comcast Corp. Class A	11,815,542	182,668,279	3.0%
Comcast Corp. Special Class A	3,259,343	47,847,155	0.8%
Disney (Walt) Co.	3,646,964	79,868,512	1.3%
* Liberty Media Corp. - Entertainment Class A	3,004,009	73,147,619	1.2%
*# Sears Holdings Corp.	503,427	31,449,085	0.5%
Time Warner Cable, Inc.	1,980,956	63,846,212	1.1%
Time Warner, Inc.	6,156,393	134,394,059	2.2%
Other Securities		328,702,773	5.4%
Total Consumer Discretionary		1,035,512,049	17.0%
Consumer Staples — (5.0%)
Archer-Daniels-Midland Co.	1,665,460	41,003,625	0.7%
CVS Caremark Corp.	4,387,117	139,422,578	2.3%
Kraft Foods, Inc.	2,137,904	50,026,954	0.8%
Other Securities		125,723,460	2.1%
Total Consumer Staples		356,176,617	5.9%
Energy — (13.4%)
Anadarko Petroleum Corp.	2,783,468	119,856,132	2.0%
# Apache Corp.	1,942,671	141,543,009	2.3%
# Chesapeake Energy Corp.	2,496,221	49,200,516	0.8%
ConocoPhillips	5,133,566	210,476,206	3.5%
Devon Energy Corp.	1,962,942	101,778,543	1.7%
# Marathon Oil Corp.	3,096,335	91,961,150	1.5%
Valero Energy Corp.	1,735,295	34,428,253	0.6%
XTO Energy, Inc.	1,015,200	35,186,832	0.6%
Other Securities		178,640,821	2.8%
Total Energy		963,071,462	15.8%
Financials — (25.0%)
Allstate Corp.	2,540,615	59,272,548	1.0%
# Bank of America Corp.	10,552,600	94,234,718	1.5%
# Bank of New York Mellon Corp.	1,972,678	50,263,835	0.8%
# BlackRock, Inc.	275,209	40,323,623	0.7%
Chubb Corp.	1,620,173	63,105,738	1.0%
# Goldman Sachs Group, Inc.	511,700	65,753,450	1.1%
JPMorgan Chase & Co.	7,983,370	263,451,210	4.3%
Loews Corp.	2,618,560	65,175,958	1.1%
MetLife, Inc.	4,847,114	144,201,642	2.4%
# Morgan Stanley	4,266,297	100,855,261	1.7%
# Prudential Financial, Inc.	1,829,600	52,838,848	0.9%
The Travelers Companies, Inc.	3,408,676	140,232,931	2.3%
# Unum Group	1,898,589	31,022,944	0.5%
# Wells Fargo & Co.	4,585,800	91,761,858	1.5%
Other Securities		528,187,530	8.7%
Total Financials		1,790,682,094	29.5%
Health Care — (2.8%)
* WellPoint, Inc.	2,193,022	93,773,621	1.5%
Other Securities		109,759,122	1.9%
Total Health Care		203,532,743	3.4%

31

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.1%)
Burlington Northern Santa Fe Corp.	2,043,915	$137,923,384	2.3%
CSX Corp.	2,289,004	67,731,628	1.1%
# FedEx Corp.	920,593	51,516,384	0.8%
# General Electric Co.	18,097,900	228,938,435	3.8%
# Norfolk Southern Corp.	2,221,920	79,278,106	1.3%
Northrop Grumman Corp.	1,973,778	95,432,166	1.6%
Southwest Airlines Co.	4,297,932	29,999,565	0.5%
# Union Pacific Corp.	3,172,808	155,911,785	2.6%
Other Securities		91,607,377	1.4%
Total Industrials		938,338,830	15.4%
Information Technology — (3.0%)
*# Computer Sciences Corp.	1,338,943	49,487,333	0.8%
Motorola, Inc.	6,603,400	36,516,802	0.6%
Other Securities		131,920,074	2.2%
Total Information Technology		217,924,209	3.6%
Materials — (2.5%)
# Alcoa, Inc.	3,921,408	35,567,171	0.6%
# Dow Chemical Co.	3,647,149	58,354,384	1.0%
# Weyerhaeuser Co.	1,105,551	38,981,728	0.6%
Other Securities		47,065,638	0.8%
Total Materials		179,968,921	3.0%
Telecommunication Services — (4.9%)
AT&T, Inc.	8,259,100	211,598,142	3.5%
Verizon Communications, Inc.	2,528,765	76,722,730	1.3%
Other Securities		64,656,931	1.0%
Total Telecommunication Services		352,977,803	5.8%
Utilities — (0.1%)
Total Utilities		7,248,006	0.1%
TOTAL COMMON STOCKS		6,045,432,734	99.5%
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $19,225,000 FHLMC 4.50%, 05/01/23, valued at $18,375,125) to be repurchased at $18,099,096	$18,099	18,099,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (15.4%)
§@ DFA Short Term Investment Fund LP	1,097,153,506	1,097,153,506	18.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $8,840,259 FNMA 5.000%, 06/01/35 & 7.000%, 12/01/38, valued at $6,744,429) to be repurchased at $6,548,020	$6,548	6,547,989	0.1%
TOTAL SECURITIES LENDING COLLATERAL		1,103,701,495	18.1%
TOTAL INVESTMENTS — (100.0%) (Cost $7,227,800,984)		$7,167,233,229	117.9%

See accompanying Notes to Financial Statements.
32

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.1%)
COMMON STOCKS — (4.1%)
Australia & New Zealand Banking Group, Ltd.	3,302,749	$38,088,001	0.8%
Commonwealth Bank of Australia	2,119,091	54,145,231	1.2%
National Australia Bank, Ltd.	2,933,161	43,866,134	0.9%
Other Securities		99,905,696	2.1%
TOTAL — AUSTRALIA		236,005,062	5.0%
AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Other Securities		21,671,633	0.5%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		36,754,441	0.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		133	0.0%
TOTAL — BELGIUM		36,754,574	0.8%
CANADA — (6.5%)
COMMON STOCKS — (6.5%)
EnCana Corp.	560,598	25,692,705	0.5%
# Manulife Financial Corp.	1,562,378	26,604,811	0.6%
Petro-Canada	1,205,300	38,038,715	0.8%
# Sun Life Financial, Inc.	1,262,400	29,515,595	0.6%
# Toronto Dominion Bank	729,198	28,781,719	0.6%
Other Securities		222,552,198	4.8%
TOTAL — CANADA		371,185,743	7.9%
DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		48,943,826	1.0%
FINLAND — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		30,825,926	0.7%
FRANCE — (7.9%)
COMMON STOCKS — (7.7%)
* AXA SA	2,818,397	47,353,868	1.0%
# BNP Paribas SA	1,615,427	85,042,335	1.8%
Credit Agricole SA	1,759,114	25,720,980	0.5%
Societe Generale Paris	720,688	36,833,336	0.8%
# Vivendi SA	2,482,257	66,745,603	1.4%
Other Securities		181,562,214	4.0%
TOTAL COMMON STOCKS		443,258,336	9.5%
RIGHTS/WARRANTS — (0.2%)
Other Securities		7,906,234	0.2%
TOTAL — FRANCE		451,164,570	9.7%

33

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (8.0%)
COMMON STOCKS — (8.0%)
# Allianz SE	442,712	$40,785,971	0.9%
# Allianz SE Sponsored ADR	2,834,240	25,678,214	0.5%
# Daimler AG	1,684,003	60,049,288	1.3%
# Deutsche Bank AG	774,190	41,285,440	0.9%
# Deutsche Telekom AG	2,621,866	32,001,474	0.7%
# Deutsche Telekom AG Sponsored ADR	2,705,150	29,432,032	0.6%
# E.ON AG	1,336,631	44,865,879	1.0%
#* E.ON AG Sponsored ADR	1,091,708	36,735,974	0.8%
# Munchener Rueckversicherungs-Gesellschaft AG	388,934	53,739,121	1.1%
Other Securities		95,781,641	2.0%
TOTAL — GERMANY		460,355,034	9.8%
GREECE — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		11,875,809	0.3%
HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
Cheung Kong Holdings, Ltd.	3,224,000	33,545,966	0.7%
Hutchison Whampoa, Ltd.	5,472,000	32,089,763	0.7%
Other Securities		82,736,600	1.8%
TOTAL — HONG KONG		148,372,329	3.2%
IRELAND — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		60,211	0.0%
ITALY — (2.5%)
COMMON STOCKS — (2.5%)
Intesa Sanpaolo SpA	10,621,828	33,839,680	0.7%
UniCredito SpA	13,337,664	32,476,877	0.7%
Other Securities		79,042,887	1.7%
TOTAL — ITALY		145,359,444	3.1%
JAPAN — (13.3%)
COMMON STOCKS — (13.3%)
FUJIFILM Holdings Corp.	1,077,300	27,717,044	0.6%
# Kyocera Corp.	327,900	25,466,163	0.6%
# Sony Corp. Sponsored ADR	1,235,319	31,945,349	0.7%
Tokio Marine Holdings, Inc.	1,457,311	38,434,095	0.8%
Other Securities		637,298,957	13.6%
TOTAL — JAPAN		760,861,608	16.3%
NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
# ArcelorMittal	1,877,993	43,990,804	0.9%
ING Groep NV	3,093,625	28,199,070	0.6%
Koninklijke Philips Electronics NV	3,072,622	55,439,317	1.2%
Other Securities		51,581,075	1.1%
TOTAL — NETHERLANDS		179,210,266	3.8%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		5,583,782	0.1%

34

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		$47,825,298	1.0%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		7,296,563	0.2%
SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
DBS Group Holdings, Ltd.	4,164,750	26,476,712	0.6%
Other Securities		51,597,299	1.1%
TOTAL — SINGAPORE		78,074,011	1.7%
SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
# Banco Santander Central Hispano SA	7,174,788	69,013,904	1.5%
# Banco Santander SA Sponsored ADR	4,608,838	42,170,868	0.9%
Other Securities		129,097,934	2.7%
TOTAL — SPAIN		240,282,706	5.1%
SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
# Nordea Bank AB	6,583,962	48,973,792	1.1%
Other Securities		90,292,912	1.9%
TOTAL — SWEDEN		139,266,704	3.0%
SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
# Credit Suisse Group AG	1,755,349	68,592,952	1.5%
Credit Suisse Group AG Sponsored ADR	840,377	32,169,631	0.7%
* UBS AG	2,815,663	38,677,332	0.8%
Zurich Financial Services AG	322,012	59,839,659	1.3%
Other Securities		142,943,373	3.0%
TOTAL — SWITZERLAND		342,222,947	7.3%
UNITED KINGDOM — (14.8%)
COMMON STOCKS — (14.8%)
Anglo American P.L.C.	1,329,421	28,606,903	0.6%
Aviva P.L.C.	6,571,996	30,257,745	0.7%
# Barclays P.L.C. Sponsored ADR	2,451,654	39,250,981	0.8%
# HSBC Holdings P.L.C. Sponsored ADR	3,405,193	121,224,871	2.6%
Kingfisher P.L.C.	12,172,495	33,136,239	0.7%
Royal Dutch Shell P.L.C. ADR	1,426,722	64,915,851	1.4%
# Thomson Reuters P.L.C.	1,137,914	29,268,757	0.6%
Vodafone Group P.L.C.	34,976,333	64,285,526	1.4%
Vodafone Group P.L.C. Sponsored ADR	6,615,474	121,393,948	2.6%
Other Securities		318,932,863	6.8%
TOTAL — UNITED KINGDOM		851,273,684	18.2%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $14,905,000 FNMA 5.00%, 05/01/23, valued at $13,531,872) to be repurchased at $13,331,070	$13,331	13,331,000	0.3%

35

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (19.3%)
§@ DFA Short Term Investment Fund LP	1,106,332,861	$1,106,332,861	23.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,184,573) to be repurchased at $2,141,748	$2,142	2,141,738	0.0%
TOTAL SECURITIES LENDING COLLATERAL		1,108,474,599	23.7%
TOTAL INVESTMENTS — (100.0%) (Cost $5,789,745,691)		$5,736,277,329	122.7%

See accompanying Notes to Financial Statements.
36

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series
ASSETS:
Investments at Value (including $1,067,948 and $1,049,081 of securities on loan, respectively)	$6,045,433	$4,614,471
Temporary Cash Investments at Value & Cost	18,099	13,331
Collateral Received from Securities on Loan at Value & Cost	1,103,701	1,108,475
Foreign Currencies at Value	—	17,108
Cash	—	16
Receivables:
Investment Securities Sold	28,016	30,380
Dividends, Interest, and Tax Reclaims	9,319	26,243
Securities Lending Income	976	2,521
Fund Shares Sold	26	2,860
Prepaid Expenses and Other Assets	18	185
Total Assets	7,205,588	5,815,590
LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,103,701	1,108,475
Investment Securities Purchased	22,059	28,500
Fund Shares Redeemed	941	981
Due to Advisor	485	739
Accrued Expenses and Other Liabilities	275	298
Total Liabilities	1,127,461	1,138,993
NET ASSETS	$6,078,127	$4,676,597
Investments at Cost	$6,106,001	$4,667,940
Foreign Currencies at Cost	$—	$16,150

See accompanying Notes to Financial Statements.
37

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF OPERATIONS

  FOR THE SIX MONTHS ENDED APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $20 and $6,887 respectively)	$89,932	$71,843
Interest	148	181
Income from Securities Lending	5,817	7,172
Total Investment Income	95,897	79,196
Expenses
Investment Advisory Services Fees	2,859	4,232
Accounting & Transfer Agent Fees	320	243
Custodian Fees	34	283
Shareholders' Reports	46	40
Directors'/Trustees' Fees & Expenses	47	30
Professional Fees	80	80
Other	39	55
Total Expenses	3,425	4,963
Net Investment Income (Loss)	92,472	74,233
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(322,564)	(26,775)
Futures	7,204	(1,124)
Foreign Currency Transactions	—	442
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(484,081)	(52,510)
Futures	(29)	—
Translation of Foreign Currency Denominated Amounts	—	(597)
Net Realized and Unrealized Gain (Loss)	(799,470)	(80,564)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(706,998)	$(6,331)

See accompanying Notes to Financial Statements.
38

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The U.S. Large Cap Value Series			The DFA International Value Series
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$92,472	$166,016	$146,991	$74,233	$304,387	$274,613
Net Realized Gain (Loss) on:
Investment Securities Sold	(322,564)	(422,637)	(118,412)	(26,775)	137,811	654,522
Futures	7,204	(1,861)	—	(1,124)	(1,153)	—
Foreign Currency Transactions	—	—	—	442	(4,593)	2,498
In-Kind Redemptions	—	52,271 *	—	—	103,024 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(484,081)	(3,601,292)	(150,559)	(52,510)	(5,026,911)	403,307
Futures	(29)	29	—	—	19	—
Translation of Foreign Currency Denominated Amounts	—	—	—	(597)	(76)	(180)
Net Increase (Decrease) in Net Assets Resulting from Operations	(706,998)	(3,807,474)	(121,980)	(6,331)	(4,487,492)	1,334,760
Transactions in Interest:
Contributions	482,905	1,370,762	1,783,358	299,341	927,878	1,731,698
Withdrawals	(437,143)	(983,247)*†	(368,362)†	(316,750)	(1,378,770)*†	(884,989	)†
Net Increase (Decrease) from Transactions in Interest	45,762	387,515	1,414,996	(17,409)	(450,892)	846,709
Total Increase (Decrease) in Net Assets	(661,236)	(3,419,959)	1,293,016	(23,740)	(4,938,384)	2,181,469
Net Assets
Beginning of Period	6,739,363	10,159,322	8,866,306	4,700,337	9,638,721	7,457,252
End of Period	$6,078,127	$6,739,363	$10,159,322	$4,676,597	$4,700,337	$9,638,721

*  See Note K in the Notes to Financial Statements.

†  See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
39

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series†									The DFA International Value Series†
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
	(Unaudited)									(Unaudited)
Total Return	(9.92	)%(C)	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%	20.34%	0.26	%(C)	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%	36.24%
Net Assets, End of Period (thousands)	$6,078,127		$6,739,363		$10,159,322	$8,866,306	$5,831,587	$3,919,913	$2,510,662	$4,676,597		$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043	$1,604,778
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.11	%(B)	0.11%	0.12%	0.14%	0.15%	0.15%	0.24	%(B)	0.23	%(B)	0.23%	0.23%	0.27%	0.28%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.26	%(B)	1.97	%(B)	1.44%	1.68%	1.56%	1.41%	1.62%	3.54	%(B)	4.15	%(B)	3.04%	3.29%	2.71%	2.35%	2.61%
Portfolio Turnover Rate	19	%(C)	19	%(C)	9%	13%	9%	7%	7%	8	%(C)	16	%(C)	16%	8%	10%	15%	14%

See page 1 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.
40

  THE DFA INVESTMENT TRUST COMPANY

  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of fourteen investment portfolios, of which The U.S. Large Cap Value Series and The DFA International Value Series (the "Series") are presented in this report.

On December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, each a master fund in a RIC/RIC master feeder structure, had elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series'

41

foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Series adopted the Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
The U.S. Large Cap Value Series	$6,045,433	$1,121,800	—	$7,167,233
The DFA International Value Series	1,264,771	4,471,506	—	5,736,277

2.  Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

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3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2009, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2009, the total related amounts paid by the Trust to the CCO were $54 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series	$149
The DFA International Value Series	110

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E.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Cap Value Series	$1,349,297	$1,096,477
The DFA International Value Series	483,633	343,951

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

No provision for federal income taxes is required since the Series' are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$7,230,014	$449,084	$(511,865)	$(62,781)
The DFA International Value Series	5,790,472	304,876	(359,071)	(54,195)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and two direct client investors, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. For tax purposes, pursuant to Code § 334(a), each of the Portfolio's will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

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The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective "Check the Box" election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains(Losses)
$(2,187,614,395)	$2,319,051,847	$(602,214)	$(130,835,238)

As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. Additionally, the Series has written off $2,178,493,687 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the "Check the Box" election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund's net assets or net asset value per share.

	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains(Losses)
DFA International Value Portfolio	$1,598,039,236	$(1,598,039,236)
DFA International Value Portfolio II	49,859,737	(49,859,737)
DFA International Value Portfolio III	155,866,882	(155,866,882)
DFA International Value Portfolio IV	82,052,198	(82,052,198)
LWAS/DFA International High Book To Market Portfolio	(19,800,535)	19,800,535

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

3.  Futures Contracts:  During the six months ended April 30, 2009, the Series entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and

45

are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At April 30, 2009, the Series had no outstanding futures contracts.

H.  Line of Credit:

The Series, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	1.88%	$14,285	3	$2	$31,000

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

The Series, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	0.95%	$11,088	8	$2	$18,062

There were no outstanding borrowings by the Series under this line of credit at April 30, 2009.

I.  Securities Lending:

As of April 30, 2009, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If

46

this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the period December 1, 2007 to October 31, 2008, The U.S. Large Cap Value Series and The DFA International Value Series realized $52,271 and $103,024 (in thousands) of net gain.

L.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds"). (The investment advisory/management agreements are referred to as the "Advisory Agreements.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature, extent and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were

49

favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the last three years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

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DFA043009-003S

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio

Emerging Markets Social Core Equity Portfolio

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

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DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLES

U.S. Social Core Equity 2 Portfolio	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$919.30	0.44%	$2.09
Hypothetical 5% Annual Return	$1,000.00	$1,022.61	0.44%	$2.21
Emerging Markets Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,184.40	0.72%	$3.90
Hypothetical 5% Annual Return	$1,000.00	$1,021.22	0.72%	$3.61

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
U.S. Social Core Equity 2 Portfolio	15.6%	7.6%	13.4%	19.2%	4.1%	12.1%	15.9%	5.8%	3.5%	2.8%	—	100.0%
Emerging Markets Social Core Equity Portfolio	8.8%	6.4%	6.8%	24.4%	0.2%	11.5%	11.9%	18.2%	7.4%	4.3%	0.1%	100.0%

3

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.6%)
Consumer Discretionary — (13.9%)
Carnival Corp.	5,960	$160,205	0.5%
Comcast Corp. Class A	11,500	177,790	0.5%
# D.R. Horton, Inc.	9,400	122,670	0.4%
Disney (Walt) Co.	19,100	418,290	1.2%
Home Depot, Inc.	6,200	163,184	0.5%
# J.C. Penney Co., Inc.	4,400	135,036	0.4%
* Liberty Media Corp. — Entertainment Class A	9,100	221,585	0.6%
*# Sears Holdings Corp.	2,500	156,175	0.4%
Tyco Electronics, Ltd.	6,600	115,104	0.3%
Other Securities		4,016,692	11.2%
Total Consumer Discretionary		5,686,731	16.0%
Consumer Staples — (6.6%)
CVS Caremark Corp.	13,500	429,030	1.2%
Kraft Foods, Inc.	13,800	322,920	0.9%
PepsiCo, Inc.	2,500	124,400	0.4%
Procter & Gamble Co.	5,330	263,515	0.7%
Other Securities		1,533,072	4.3%
Total Consumer Staples		2,672,937	7.5%
Energy — (11.5%)
Apache Corp.	3,400	247,724	0.7%
# Chesapeake Energy Corp.	6,800	134,028	0.4%
Chevron Corp.	9,572	632,709	1.8%
ConocoPhillips	16,250	666,250	1.9%
Exxon Mobil Corp.	8,013	534,227	1.5%
Hess Corp.	2,912	159,548	0.5%
Marathon Oil Corp.	7,700	228,690	0.7%
* National-Oilwell, Inc.	4,589	138,955	0.4%
Occidental Petroleum Corp.	2,400	135,096	0.4%
Other Securities		1,821,631	4.9%
Total Energy		4,698,858	13.2%
Financials — (16.7%)
Bank of America Corp.	25,851	230,849	0.7%
Bank of New York Mellon Corp.	10,800	275,184	0.8%
Chubb Corp.	3,300	128,535	0.4%
Goldman Sachs Group, Inc.	3,300	424,050	1.2%
JPMorgan Chase & Co.	11,608	383,064	1.1%
Morgan Stanley	5,300	125,292	0.4%
State Street Corp.	4,000	136,520	0.4%
The Travelers Companies, Inc.	3,000	123,420	0.4%
# Wells Fargo & Co.	16,574	331,646	0.9%
Other Securities		4,675,750	12.9%
Total Financials		6,834,310	19.2%
Health Care — (3.4%)
* Thermo Fisher Scientific, Inc.	3,186	111,765	0.3%
Other Securities		1,264,515	3.6%
Total Health Care		1,376,280	3.9%

4

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (10.5%)
Burlington Northern Santa Fe Corp.	3,350	$226,058	0.6%
FedEx Corp.	2,988	167,208	0.5%
General Electric Co.	17,200	217,580	0.6%
Norfolk Southern Corp.	3,500	124,880	0.4%
Union Pacific Corp.	4,994	245,405	0.7%
Other Securities		3,285,250	9.2%
Total Industrials		4,266,381	12.0%
Information Technology — (13.5%)
* Activision Blizzard, Inc.	12,400	133,548	0.4%
* Apple, Inc.	1,100	138,413	0.4%
* Cisco Sytems, Inc.	8,700	168,084	0.5%
* Google, Inc.	400	158,388	0.5%
Hewlett-Packard Co.	5,300	190,694	0.6%
# Intel Corp.	8,700	137,286	0.4%
International Business Machines Corp.	2,600	268,346	0.8%
Microsoft Corp.	6,000	121,560	0.4%
Oracle Corp.	8,800	170,192	0.5%
Other Securities		4,033,581	11.0%
Total Information Technology		5,520,092	15.5%
Materials — (5.0%)
Newmont Mining Corp.	3,100	124,744	0.4%
Weyerhaeuser Co.	4,200	148,092	0.4%
Other Securities		1,779,184	5.0%
Total Materials		2,052,020	5.8%
Telecommunication Services — (3.0%)
AT&T, Inc.	22,455	575,297	1.6%
Verizon Communications, Inc.	10,900	330,706	0.9%
Other Securities		323,692	0.9%
Total Telecommunication Services		1,229,695	3.4%
Utilities — (2.5%)
Total Utilities		1,036,056	2.9%
TOTAL COMMON STOCKS		35,373,360	99.4%
TEMPORARY CASH INVESTMENTS — (1.8%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	749,228	749,228	2.1%
SECURITIES LENDING COLLATERAL — (11.6%)
§@ DFA Short Term Investment Fund LP	4,689,815	4,689,815	13.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $32,915 FHLMC 6.500%, 04/01/38, valued at $28,830) to be repurchased at $27,990	$28	27,990	0.1%
TOTAL SECURITIES LENDING COLLATERAL		4,717,805	13.3%
TOTAL INVESTMENTS — (100.0%) (Cost $57,558,713)		$40,840,393	114.8%

See accompanying Notes to Financial Statements.
5

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (12.3%)
COMMON STOCKS — (7.7%)
Companhia Siderurgica Nacional SA Sponsored ADR	78,600	$1,455,672	0.5%
Companhia Vale do Rio Doce ADR	176,600	2,915,666	0.9%
Itau Unibanco Banco Multiplio SA ADR	317,882	4,364,520	1.4%
Petroleo Brasileiro SA ADR (71654V101)	146,315	3,947,579	1.3%
Petroleo Brasileiro SA ADR (71654V408)	106,230	3,566,141	1.2%
Other Securities		9,867,298	3.1%
TOTAL COMMON STOCKS		26,116,876	8.4%
PREFERRED STOCKS — (4.6%)
Banco Bradesco SA Sponsored ADR	138,000	1,694,640	0.6%
Companhia Vale do Rio Doce Sponsored ADR	254,654	3,496,399	1.1%
# Gerdau SA Sponsored ADR	168,600	1,197,060	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	114,375	1,696,593	0.6%
Other Securities		7,283,604	2.3%
TOTAL PREFERRED STOCKS		15,368,296	5.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		42	0.0%
TOTAL — BRAZIL		41,485,214	13.4%
CHILE — (2.1%)
COMMON STOCKS — (2.1%)
Empresa Nacional de Electricidad SA Sponsored ADR	24,755	949,354	0.3%
Empresas Copec SA	89,745	897,836	0.3%
Other Securities		5,335,354	1.7%
TOTAL — CHILE		7,182,544	2.3%
CHINA — (11.0%)
COMMON STOCKS — (11.0%)
Bank of China, Ltd.	3,374,000	1,250,996	0.4%
# China Construction Bank Corp.	4,274,000	2,472,918	0.8%
# China Life Insurance Co., Ltd. ADR	36,543	1,934,952	0.6%
China Mobile, Ltd. Sponsored ADR	65,301	2,818,391	0.9%
# China Unicom Hong Kong, Ltd. ADR	114,955	1,330,029	0.4%
CNOOC, Ltd. ADR	11,400	1,269,390	0.4%
# Industrial & Commercial Bank of China, Ltd.	4,186,000	2,392,019	0.8%
Ping An Insurance (Group) Co. of China, Ltd.	162,500	1,001,774	0.3%
Other Securities		22,523,033	7.4%
TOTAL COMMON STOCKS		36,993,502	12.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		99	0.0%
TOTAL — CHINA		36,993,601	12.0%
CZECH REPUBLIC — (0.8%)
COMMON STOCKS — (0.8%)
CEZ A.S.	31,512	1,294,739	0.4%
Telefonica 02 Czech Republic A.S.	42,731	909,602	0.3%
Other Securities		517,380	0.2%
TOTAL — CZECH REPUBLIC		2,721,721	0.9%

6

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HUNGARY — (0.6%)
COMMON STOCKS — (0.6%)
*# OTP Bank NYRT	78,352	$1,009,154	0.3%
Other Securities		1,156,374	0.4%
TOTAL — HUNGARY		2,165,528	0.7%
INDIA — (7.3%)
COMMON STOCKS — (7.3%)
ICICI Bank, Ltd. Sponsored ADR	87,637	1,807,951	0.6%
Infosys Technologies, Ltd.	55,914	1,698,016	0.6%
Other Securities		20,932,263	6.7%
TOTAL — INDIA		24,438,230	7.9%
INDONESIA — (2.5%)
COMMON STOCKS — (2.5%)
PT Astra International Tbk	770,000	1,297,388	0.4%
PT Bank Central Asia Tbk	3,056,000	958,002	0.3%
PT Telekomunikasi Indonesia Tbk Sponsored ADR	37,266	1,071,025	0.4%
Other Securities		5,137,431	1.6%
TOTAL — INDONESIA		8,463,846	2.7%
ISRAEL — (1.9%)
COMMON STOCKS — (1.9%)
Other Securities		6,326,785	2.0%
MALAYSIA — (4.4%)
COMMON STOCKS — (4.4%)
Other Securities		14,821,210	4.8%
MEXICO — (5.8%)
COMMON STOCKS — (5.8%)
America Movil S.A.B. de C.V. Series L ADR	94,300	3,097,755	1.0%
# Cemex S.A.B. de C.V. Sponsored ADR	194,304	1,453,394	0.5%
Grupo Mexico S.A.B. de C.V. Series B	1,403,171	1,087,493	0.4%
Grupo Televisa S.A. de C.V. Sponsored ADR	85,600	1,325,088	0.4%
# Wal-Mart de Mexico S.A.B. de C.V. Series V	438,030	1,189,782	0.4%
Other Securities		11,403,082	3.6%
TOTAL — MEXICO		19,556,594	6.3%
PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		2,293,313	0.7%
POLAND — (2.0%)
COMMON STOCKS — (2.0%)
Polski Koncern Naftowy Orlen SA	134,711	1,059,356	0.4%
Other Securities		5,701,675	1.8%
TOTAL — POLAND		6,761,031	2.2%
SOUTH AFRICA — (10.5%)
COMMON STOCKS — (10.5%)
ABSA Group, Ltd.	85,721	988,599	0.3%
AngloGold Ashanti, Ltd. Sponsored ADR	29,000	893,200	0.3%
FirstRand, Ltd.	603,172	921,338	0.3%
Gold Fields, Ltd. Sponsored ADR	139,900	1,454,960	0.5%
* Harmony Gold Mining Co., Ltd.	125,451	1,167,876	0.4%
Impala Platinum Holdings, Ltd.	85,765	1,638,715	0.5%
Naspers, Ltd. Series N	78,696	1,603,717	0.5%
Sanlam, Ltd.	879,354	1,641,219	0.5%

7

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Sasol, Ltd. Sponsored ADR	98,800	$2,974,868	1.0%
Standard Bank Group, Ltd.	243,164	2,349,502	0.8%
Other Securities		19,608,361	6.3%
TOTAL — SOUTH AFRICA		35,242,355	11.4%
SOUTH KOREA — (12.2%)
COMMON STOCKS — (12.2%)
LG Chemical, Ltd.	10,887	1,202,061	0.4%
# POSCO ADR	23,868	1,837,120	0.6%
Samsung Electronics Co., Ltd.	9,494	4,383,922	1.4%
Shinhan Financial Group Co., Ltd. ADR	23,844	1,176,701	0.4%
Other Securities		32,581,682	10.5%
TOTAL — SOUTH KOREA		41,181,486	13.3%
TAIWAN — (13.0%)
COMMON STOCKS — (13.0%)
AU Optronics Corp. Sponsored ADR	113,439	1,230,813	0.4%
Hon Hai Precision Industry Co., Ltd.	557,680	1,610,043	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	283,070	2,992,050	1.0%
Other Securities		38,043,377	12.3%
TOTAL — TAIWAN		43,876,283	14.2%
THAILAND — (2.0%)
COMMON STOCKS — (2.0%)
Other Securities		6,759,495	2.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		3,714	0.0%
TOTAL — THAILAND		6,763,209	2.2%
TURKEY — (2.2%)
COMMON STOCKS — (2.2%)
Other Securities		7,248,328	2.3%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $1,820,000 FHLMC 6.040%(r), 11/01/36, valued at $1,294,509) to be repurchased at $1,274,007	$1,274	1,274,000	0.4%
	Shares
SECURITIES LENDING COLLATERAL — (8.3%)
§@ DFA Short Term Investment Fund LP	24,407,509	24,407,509	7.9%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $3,443,617) to be repurchased at $3,376,111	$3,376	3,376,095	1.1%
TOTAL SECURITIES LENDING COLLATERAL		27,783,604	9.0%
TOTAL INVESTMENTS — (100.0%) (Cost $376,069,421)		$336,578,882	108.7%

See accompanying Notes to Financial Statements.
8

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF ASSETS AND LIABILITIES

  APRIL 30, 2009
  (Unaudited)

  (Amounts in thousands, except share and per share amounts)

	U.S. Social Core Equity 2 Portfolio	Emerging Markets Social Core Equity Portfolio
ASSETS:
Investments at Value (including $4,487 and $25,499 of securities on loan, respectively)	$35,373	$307,521
Temporary Cash Investments at Value & Cost	749	1,274
Collateral Received from Securities on Loan at Value & Cost	4,718	27,784
Foreign Currencies at Value	—	445
Cash	—	15
Receivables:
Investment Securities Sold	—	44
Dividends, Interest and Tax Reclaims	38	1,037
Securities Lending Income	6	49
Prepaid Expenses and Other Assets	23	24
Total Assets	40,907	338,193
LIABILITIES:
Payables:
Upon Return of Securities Loaned	4,718	27,784
Investment Securities Purchased	594	659
Fund Shares Redeemed	—	20
Due to Advisor	7	134
Deferred Thailand Capital Gains Tax	—	46
Accrued Expenses and Other Liabilities	6	51
Total Liabilities	5,325	28,694
NET ASSETS	$35,582	$309,499
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	6,416,768	38,107,966
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$5.55	$8.12
Investments at Cost	$52,091	$347,012
Foreign Currencies at Cost	$—	$403
NET ASSETS CONSIST OF:
Paid-In Capital	$55,083	$350,939
Undistributed Net Investment Income (Distributions in Excess of Net Investment income)	81	1,817
Accumulated Net Realized Gain (Loss)	(2,864)	(3,748)
Deferred Thailand Capital Gains Tax	—	(46)
Net Unrealized Foreign Exchange Gain (Loss)	—	(14)
Net Unrealized Appreciation (Depreciation)	(16,718)	(39,449)
NET ASSETS	$35,582	$309,499
(1) NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000

See accompanying Notes to Financial Statements.
9

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio	Emerging Markets Social Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $278, respectively)	$367	$3,286
Interest	3	7
Income from Securities Lending	34	286
Total Investment Income	404	3,579
Expenses
Investment Advisory Services Fees	38	674
Accounting & Transfer Agent Fees	12	28
Custodian Fees	5	117
Filing Fees	4	11
Shareholders' Reports	2	18
Directors'/Trustees' Fees & Expenses	—	1
Professional Fees	1	13
Other	4	13
Total Expenses	66	875
Net Investment Income (Loss)	338	2,704
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,659)	(1,300)
Futures	(57)	(486)
Foreign Currency Transactions	—	(239)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(886)	47,511
Futures	—	(2)
Translation of Foreign Currency Denominated Amounts	—	(30)
Change in deferred Thailand Capital Gains Tax	—	(44)
Net Realized and Unrealized Gain (Loss)	(2,602)	45,410
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,264)	$48,114

See accompanying Notes to Financial Statements.
10

  DFA INVESTMENT DIMENSIONS GROUP INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio			Emerging Markets Social Core Equity Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period Oct. 1, 2007(a) to Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$338	$515	$92	$2,704	$8,889	$8,817
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,659)	(1,017)	(131)	(1,300)	(1,723)	28,049
Futures	(57)	—	—	(486)	—	—
Foreign Currency Transactions	—	—	—	(239)	(419)	43
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(886)	(13,338)	(2,494)	47,511	(245,803)	119,023
Futures	—	—	—	(2)	2	—
Translation of Foreign Currency Denominated Amounts	—	—	—	(30)	12	4
Deferred Thailand Capital Gains Tax	—	—	—	(44)	289	(158)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,264)	(13,840)	(2,533)	48,114	(238,753)	155,778
Distributions From:
Net Investment Income	(395)	(509)	—	(2,069)	(9,331)	(6,694)
Net Short-Term Gains	—	—	—	—	(6,648)	—
Net Long-Term Gains	—	—	—	—	(21,532)	—
Total Distributions	(395)	(509)	—	(2,069)	(37,511)	(6,694)
Capital Share Transactions (1):
Shares Issued	11,247	11,673	38,022	55,117	28,825	31,155
Shares Issued in Lieu of Cash Distributions	127	78	—	2,035	37,282	6,670
Shares Redeemed	(3,496)	(2,528)	—	(8,799)	(57,413)	(63,162)
Net Increase (Decrease) from Capital Share Transactions	7,878	9,223	38,022	48,353	8,694	(25,337)
Total Increase (Decrease) in Net Assets	5,219	(5,126)	35,489	94,398	(267,570)	123,747
Net Assets
Beginning of Period	30,363	35,489	—	215,101	482,671	358,924
End of Period	$35,582	$30,363	$35,489	$309,499	$215,101	$482,671
(1) Shares Issued and Redeemed:
Shares Issued	2,095	1,521	3,805	8,081	2,548	2,143
Shares Issued in Lieu of Cash Distributions	25	9	—	307	2,669	481
Shares Redeemed	(667)	(371)	—	(1,342)	(3,813)	(4,287)
	1,453	1,159	3,805	7,046	1,404	(1,663)
Undistributed Net Investment Income (Distributions in Excess of Net Investment income)	$81	$138	$99	$1,817	$1,182	$2,174

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
11

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

U.S. Social Core Equity 2 Portfolio	Emerging Markets Social Core Equity Portfolio
Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period Oct. 1, 2007(a) to Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Aug. 31, 2006(a) to Nov. 30, 2006
(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$6.12	$9.33	$10.00	$6.92	$16.27	$11.46	$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.12	(A)	0.02	(A)	0.07	(A)	0.30	(A)	0.28	(A)	0.03	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.56)	(3.21)	(0.69)	1.19	(8.28)	4.74	1.43
Total from Investment Operations	(0.50)	(3.09)	(0.67)	1.26	(7.98)	5.02	1.46
Less Distributions
Net Investment Income	(0.07)	(0.12)	—	(0.06)	(0.32)	(0.21)	—
Net Realized Gains	—	—	—	—	(1.05)	—	—
Total Distributions	(0.07)	(0.12)	—	(0.06)	(1.37)	(0.21)	—
Net Asset Value, End of Period	$5.55	$6.12	$9.33	$8.12	$6.92	$16.27	$11.46
Total Return	(8.07	)%(C)	(33.48	)%(C)	(6.70	)%(C)	18.44	%(C)	(53.24	)%(C)	44.12%	14.60	%(C)
Net Assets, End of Period (thousands)	$35,582	$30,363	$35,489	$309,499	$215,101	$482,671	$358,924
Ratio of Expenses to Average Net Assets	0.44	%(B)	0.49	%(B)	0.53	%(B)(D)	0.72	%(B)	0.66	%(B)	0.66%	0.78	%(B)(D)
Ratio of Net Investment Income to Average Net Assets	2.26	%(B)	1.56	%(B)	1.55	%(B)(D)	2.23	%(B)	2.54	%(B)	2.02%	1.09	%(B)(D)
Portfolio Turnover Rate	8	%(C)	7	%(C)	0	%(C)	1	%(C)	13	%(C)	12%	0	%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
12

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers fifty-seven operational portfolios, two of which, the U.S. Social Core Equity 2 Portfolio and the Emerging Markets Social Core Equity Portfolio (the "Portfolios") are included in this report. The remaining fifty-five portfolios are presented in separate reports.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Emerging Markets Social Core Equity Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese Securities Markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Emerging Markets Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Emerging Markets Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Emerging Markets Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Emerging Markets Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).

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The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Emerging Markets Social Core Equity Portfolio. When the Emerging Markets Social Core Equity Portfolio uses fair value pricing, the values assigned to the Emerging Markets Social Core Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolios adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Social Core Equity 2 Portfolio	$36,122	$4,718	—	$40,840
Emerging Markets Social Core Equity Portfolio	107,288	229,291	—	336,579

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Emerging Markets Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Emerging Markets Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors/Trustees Fees and expenses.

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Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Emerging Markets Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Emerging Markets Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Social Core Equity Portfolio's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Social Core Equity Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Emerging Markets Social Core Equity Portfolio is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the six months ended April 30, 2009, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.25% and 0.55% of average daily net assets for the U.S. Social Core Equity 2 Portfolio and the Emerging Markets Social Core Equity Portfolio, respectively.

Pursuant to a Fee Waiver Agreement for the U.S. Social Core Equity 2 Portfolio, the Advisor has contractually agreed to waive all or a portion of its advisory fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (not including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") up to the amount of its total advisory fee when the Portfolio Expenses exceed 0.60% of the Portfolio's average net assets on an annualized basis. At any time that the annualized Portfolio Expenses are less than 0.60% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed 0.60% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such recovery.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Emerging Markets Social Core Equity Portfolio, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio's expenses to the extent necessary to limit the expenses to 0.85% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized expenses are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such recovery. The Advisor has voluntarily agreed to assume the costs of the Portfolio's costs of the engagement of its social screen vendor, but may terminate the assumption of this expense at any time.

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The Fee Waiver and Expense Assumption Agreements will remain in effect until March 1, 2010, and shall continue in effect from year to year thereafter, for one-year periods, unless terminated by the Fund or the Advisor. At April 30, 2009, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $94 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Social Core Equity 2 Portfolio	$1
Emerging Markets Social Core Equity Portfolio	6

E.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
U.S. Social Core Equity 2 Portfolio	$10,301	$2,350
Emerging Markets Social Core Equity Portfolio	57,746	3,199

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to non-deductible offering costs and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
U.S. Social Core Equity 2 Portfolio	$(33)	$33	—
Emerging Markets Social Core Equity Portfolio	—	(550)	$550

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The tax character of dividends and distributions declared and paid during the period August 31, 2006 to November 30, 2006, the year ended November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio
2008	$509	—	$509
Emerging Markets Social Core Equity Portfolio
2006	—	—	—
2007	6,694	—	6,694
2008	15,997	$21,514	37,511

The U.S. Social Core Equity 2 Portfolio commenced operations on October 1, 2007 and did not pay any distributions for the year ended November 30, 2007.

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated) Loss)
U.S. Social Core Equity 2 Portfolio	$138	—	$(1,135)	$(997)
Emerging Markets Social Core Equity Portfolio	1,188	—	(1,681)	(493)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amount in thousands):

	Expires on October 31,
	2015	2016
U.S. Social Core Equity 2 Portfolio	$130	$1,005
Emerging Markets Social Core Equity Portfolio	—	1,681

Some of the investments held by Emerging Markets Social Core Equity Portfolio are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2008, the Emerging Markets Social Core Equity Portfolio had cumulative unrealized appreciation (depreciation) (mark to market) of $0 (in thousands) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies totaling $4 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Social Core Equity 2 Portfolio	$57,572	$1,246	$(17,978)	$(16,732)
Emerging Markets Social Core Equity Portfolio	376,125	31,806	(71,352)	(39,546)

17

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

3.  Futures Contracts:  During the six months ended April 30, 2009, the Portfolios entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

At April 30, 2009, the Portfolios had no outstanding futures contracts.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

18

For the six months ended April 30, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Social Core Equity 2 Portfolio	2.31%	$106	15	—	$572

There were no outstanding borrowings by the Portfolios under this line of credit at April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Emerging Markets Social Core Equity Portfolio	0.91%	$66	2	—	$103

There were no outstanding borrowings by the Portfolios under this line of credit at April 30, 2009.

I.  Securities Lending:

As of April 30, 2009, the Portfolios had securities on loan to brokers/dealers, for which it held cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to the Portfolios' investment policy, the cash collateral received by the Portfolios from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

19

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial disclosures, if any.

L.  Other:

At April 30, 2009, two shareholders held 81% of the outstanding shares of the U.S. Social Core Equity 2 Portfolio and two shareholders held 90% of the outstanding shares of the Emerging Markets Social Core Equity Portfolio. One or more of the shareholders of the U.S. Social Core Equity 2 Portfolio may be omnibus accounts, which typically hold shares for the benefit of several underlying investors.

20

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

21

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds") and the sub-advisory agreements for Emerging Markets Social Core Equity Portfolio. For the Emerging Markets Social Core Equity Portfolio, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature, extent and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Dimensional funds are not designed to track traditional indexes. As a result, it is expected that certain funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

22

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

23

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA043009-018S

DFA INVESTMENT DIMENSIONS GROUP INC.

CSTG&E U.S. Social Core Equity 2 Portfolio

CSTG&E International Social Core Equity Portfolio

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of April 30, 2009.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLES

CSTG&E U.S. Social Core Equity 2 Portfolio	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$923.70	0.43%	$2.05
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16
CSTG&E International Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$997.80	0.64%	$3.17
Hypothetical 5% Annual Return	$1,000.00	$1,021.62	0.64%	$3.21

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

	Consumer Discretionary	Consumer Staples	Energy	Financials	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
CSTG&E U.S. Social Core Equity 2 Portfolio	15.6%	7.5%	12.5%	19.2%	15.5%	16.2%	5.8%	4.4%	3.3%	—	100.0%
CSTG&E International Social Core Equity Portfolio	14.0%	6.6%	9.2%	28.1%	16.8%	5.8%	11.9%	3.7%	3.8%	0.1%	100.0%

3

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (87.7%)
Consumer Discretionary — (13.7%)
Carnival Corp.	11,400	$306,432	0.5%
Disney (Walt) Co.	29,100	637,290	1.0%
* Ford Motor Co.	48,399	289,426	0.5%
Home Depot, Inc.	10,200	268,464	0.4%
* Liberty Media Corp. — Entertainment Class A	18,600	452,910	0.7%
Lowe's Companies, Inc.	8,900	191,350	0.3%
Macy's, Inc.	13,400	183,312	0.3%
McDonald's Corp.	4,000	213,160	0.3%
Time Warner, Inc.	13,466	293,963	0.5%
Other Securities		6,915,663	11.0%
Total Consumer Discretionary		9,751,970	15.5%
Consumer Staples — (6.6%)
Coca-Cola Co.	4,400	189,420	0.3%
Kraft Foods, Inc.	16,003	374,470	0.6%
Procter & Gamble Co.	13,300	657,552	1.1%
Wal-Mart Stores, Inc.	17,400	876,960	1.4%
Other Securities		2,595,637	4.1%
Total Consumer Staples		4,694,039	7.5%
Energy — (10.9%)
Apache Corp.	5,769	420,329	0.7%
Chevron Corp.	19,500	1,288,950	2.1%
ConocoPhillips	13,100	537,100	0.9%
Devon Energy Corp.	4,100	212,585	0.3%
Exxon Mobil Corp.	13,700	913,379	1.5%
Marathon Oil Corp.	6,200	184,140	0.3%
Occidental Petroleum Corp.	6,900	388,401	0.6%
XTO Energy, Inc.	8,225	285,079	0.5%
Other Securities		3,546,855	5.5%
Total Energy		7,776,818	12.4%
Financials — (16.9%)
Bank of America Corp.	47,633	425,363	0.7%
Bank of New York Mellon Corp.	9,400	239,512	0.4%
Discover Financial Services	22,800	185,364	0.3%
Goldman Sachs Group, Inc.	4,940	634,790	1.0%
JPMorgan Chase & Co.	36,609	1,208,097	1.9%
# M&T Bank Corp.	3,550	186,198	0.3%
MetLife, Inc.	6,648	197,778	0.3%
Morgan Stanley	16,200	382,968	0.6%
PNC Financial Services Group, Inc.	5,401	214,420	0.4%
The Travelers Companies, Inc.	6,566	270,125	0.4%
# Wells Fargo & Co.	27,071	541,691	0.9%
Other Securities		7,549,676	12.0%
Total Financials		12,035,982	19.2%
Industrials — (13.3%)
Burlington Northern Santa Fe Corp.	3,200	215,936	0.4%
FedEx Corp.	5,868	328,373	0.5%
General Electric Co.	51,400	650,210	1.0%
Norfolk Southern Corp.	6,000	214,080	0.4%
Northrop Grumman Corp.	4,195	202,828	0.3%
Union Pacific Corp.	7,100	348,894	0.6%
Other Securities		7,508,249	11.9%
Total Industrials		9,468,570	15.1%

4

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (14.3%)
* Apple, Inc.	1,600	$201,328	0.3%
* Cisco Sytems, Inc.	11,000	212,520	0.4%
* Computer Sciences Corp.	5,000	184,800	0.3%
Hewlett-Packard Co.	8,600	309,428	0.5%
# Intel Corp.	13,300	209,874	0.3%
International Business Machines Corp.	4,800	495,408	0.8%
Microsoft Corp.	14,500	293,770	0.5%
Oracle Corp.	11,700	226,278	0.4%
Other Securities		8,058,981	12.7%
Total Information Technology		10,192,387	16.2%
Materials — (5.0%)
Dow Chemical Co.	16,900	270,400	0.4%
Other Securities		3,337,269	5.3%
Total Materials		3,607,669	5.7%
Telecommunication Services — (3.9%)
AT&T, Inc.	33,087	847,689	1.4%
*# Crown Castle International Corp.	7,800	191,256	0.3%
Verizon Communications, Inc.	34,440	1,044,910	1.7%
Other Securities		699,753	1.0%
Total Telecommunication Services		2,783,608	4.4%
Utilities — (3.1%)
Total Utilities		2,182,051	3.5%
TOTAL COMMON STOCKS		62,493,094	99.5%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		60	0.0%
TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	282,598	282,598	0.4%
SECURITIES LENDING COLLATERAL — (11.9%)
§@ DFA Short Term Investment Fund LP	8,463,911	8,463,911	13.5%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $59,401 FHLMC 6.500%, 04/01/38, valued at $52,030) to be repurchased at $50,514	$51	50,514	0.1%
TOTAL SECURITIES LENDING COLLATERAL		8,514,425	13.6%
TOTAL INVESTMENTS — (100.0%) (Cost $109,585,757)		$71,290,177	113.5%

See accompanying Notes to Financial Statements.
5

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.8%)
COMMON STOCKS — (4.8%)
Commonwealth Bank of Australia	10,352	$264,506	0.4%
National Australia Bank, Ltd.	14,552	217,629	0.4%
Origin Energy, Ltd.	14,029	165,868	0.3%
Other Securities		2,746,334	4.5%
TOTAL — AUSTRALIA		3,394,337	5.6%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		345,276	0.6%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		446,986	0.7%
CANADA — (7.4%)
COMMON STOCKS — (7.4%)
# Bank of Montreal	4,535	150,115	0.3%
EnCana Corp.	3,890	178,282	0.3%
Goldcorp, Inc.	7,738	211,526	0.4%
Manulife Financial Corp.	10,200	173,690	0.3%
Talisman Energy, Inc.	12,100	151,592	0.3%
Teck Resources, Ltd. Class B	14,300	150,154	0.3%
Toronto Dominion Bank	5,100	201,299	0.3%
Other Securities		3,979,921	6.3%
TOTAL COMMON STOCKS		5,196,579	8.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		375	0.0%
TOTAL — CANADA		5,196,954	8.5%
DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		434,585	0.7%
FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
Other Securities		972,699	1.6%
FRANCE — (6.9%)
COMMON STOCKS — (6.9%)
BNP Paribas SA	4,610	242,688	0.4%
France Telecom SA Sponsored ADR	7,400	163,244	0.3%
#* Schneider Electric SA	2,459	187,126	0.3%
Societe Generale Paris	3,741	191,197	0.3%
Total SA Sponsored ADR	4,900	243,628	0.4%
Vivendi SA	7,662	206,024	0.3%
Other Securities		3,627,692	6.0%
TOTAL COMMON STOCKS		4,861,599	8.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		11,253	0.0%
TOTAL — FRANCE		4,872,852	8.0%

6

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GERMANY — (5.8%)
COMMON STOCKS — (5.8%)
# Allianz SE	3,352	$308,812	0.5%
#* BASF AG	5,447	206,060	0.3%
# Bayerische Motoren Werke AG	5,203	180,279	0.3%
# Daimler AG Sponsored ADR	4,800	171,360	0.3%
Deutsche Bank AG ADR	4,200	220,206	0.4%
Deutsche Telekom AG	21,052	256,952	0.4%
* E.ON AG Sponsored ADR	8,830	297,129	0.5%
Munchener Rueckversicherungs-Gesellschaft AG	1,571	217,066	0.4%
Other Securities		2,258,581	3.7%
TOTAL COMMON STOCKS		4,116,445	6.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		96	0.0%
TOTAL — GERMANY		4,116,541	6.8%
GREECE — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		702,696	1.2%
HONG KONG — (1.6%)
COMMON STOCKS — (1.6%)
Other Securities		1,162,706	1.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		22	0.0%
TOTAL — HONG KONG		1,162,728	1.9%
IRELAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		234,765	0.4%
ITALY — (2.8%)
COMMON STOCKS — (2.8%)
Intesa Sanpaolo SpA	69,040	219,952	0.4%
UniCredito SpA	61,907	150,742	0.3%
Other Securities		1,572,609	2.5%
TOTAL COMMON STOCKS		1,943,303	3.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		3,007	0.0%
TOTAL — ITALY		1,946,310	3.2%
JAPAN — (20.8%)
COMMON STOCKS — (20.8%)
Honda Motor Co., Ltd. Sponsored ADR	7,100	206,326	0.4%
Mitsubishi UFJ Financial Group, Inc.	53,870	293,854	0.5%
Toyota Motor Corp. Sponsored ADR	2,600	205,816	0.4%
Other Securities		13,988,237	22.9%
TOTAL — JAPAN		14,694,233	24.2%
NETHERLANDS — (2.1%)
COMMON STOCKS — (2.1%)
# ArcelorMittal	6,554	153,523	0.3%
Koninklijke Philips Electronics NV	10,051	181,350	0.3%
Other Securities		1,174,992	1.9%
TOTAL — NETHERLANDS		1,509,865	2.5%

7

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$117,000	0.2%
NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		580,321	0.9%
PORTUGAL — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		351,134	0.6%
SINGAPORE — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		714,240	1.2%
RIGHTS/WARRANTS — (0.0%)
Other Securities		37	0.0%
TOTAL — SINGAPORE		714,277	1.2%
SPAIN — (2.9%)
COMMON STOCKS — (2.9%)
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	18,391	198,991	0.3%
Banco Santander SA Sponsored ADR	40,500	370,575	0.6%
Other Securities		1,471,312	2.5%
TOTAL COMMON STOCKS		2,040,878	3.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		561	0.0%
TOTAL — SPAIN		2,041,439	3.4%
SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
Nordea Bank AB	27,436	204,078	0.3%
Other Securities		1,394,258	2.3%
TOTAL COMMON STOCKS		1,598,336	2.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,379	0.0%
TOTAL — SWEDEN		1,605,715	2.6%
SWITZERLAND — (4.5%)
COMMON STOCKS — (4.5%)
Credit Suisse Group AG Sponsored ADR	4,900	187,572	0.3%
Holcim, Ltd.	3,569	181,028	0.3%
Nestle SA	10,338	336,985	0.6%
Syngenta AG ADR	5,400	230,310	0.4%
Zurich Financial Services AG	2,043	379,652	0.6%
Other Securities		1,873,579	3.0%
TOTAL — SWITZERLAND		3,189,126	5.2%

8

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (16.6%)
COMMON STOCKS — (16.6%)
Anglo American P.L.C.	6,671	$143,549	0.2%
Aviva P.L.C.	43,610	200,782	0.3%
Barclays P.L.C.	84,946	344,889	0.6%
Barclays P.L.C. Sponsored ADR	13,100	209,731	0.4%
BP P.L.C. Sponsored ADR	18,900	802,494	1.3%
HSBC Holdings P.L.C. Sponsored ADR	22,100	786,760	1.3%
International Power P.L.C.	44,274	161,799	0.3%
Kingfisher P.L.C.	69,403	188,930	0.3%
Royal Dutch Shell P.L.C. ADR	19,700	896,350	1.5%
Standard Chartered P.L.C.	23,394	361,889	0.6%
Vodafone Group P.L.C. Sponsored ADR	46,477	852,853	1.4%
Other Securities		6,775,819	11.1%
TOTAL COMMON STOCKS		11,725,845	19.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,444	0.0%
TOTAL — UNITED KINGDOM		11,732,289	19.3%
		Value†
SECURITIES LENDING COLLATERAL — (14.6%)
§@ DFA Short Term Investment Fund LP	8,837,784	8,837,784	14.5%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $1,546,919) to be repurchased at $1,516,594	$1,517	1,516,587	2.5%
TOTAL SECURITIES LENDING COLLATERAL		10,354,371	17.0%
TOTAL INVESTMENTS — (100.0%) (Cost $115,435,657)		$70,716,499	116.3%

See accompanying Notes to Financial Statements.
9

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2009
(Unaudited)

(Amounts in thousands, except share and per share amounts)

	CSTG&E U.S. Social Core Equity 2 Portfolio	CSTG&E International Social Core Equity Portfolio
ASSETS:
Investments at Value (including $8,097 and $9,526 of securities on loan, respectively)	$62,493	$60,362
Temporary Cash Investments at Value & Cost	283	—
Collateral Received from Securities on Loan at Value & Cost	8,514	10,354
Foreign Currencies at Value	—	58
Receivables:
Investment Securities Sold	—	66
Dividends, Interest and Tax Reclaims	75	364
Securities Lending Income	10	21
Prepaid Expenses and Other Assets	1	1
Total Assets	71,376	71,226
LIABILITIES:
Payables:
Upon Return of Securities Loaned	8,514	10,354
Investment Securities Purchased	—	4
Due to Advisor	14	20
Loan Payable	—	28
Accrued Expenses and Other Liabilities	28	36
Total Liabilities	8,556	10,442
NET ASSETS	$62,820	$60,784
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	10,565,968	11,074,627
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$5.95	$5.49
Investments at Cost	$100,789	$105,081
Foreign Currencies at Cost	$—	$57
NET ASSETS CONSIST OF:
Paid-In Capital	$105,587	$106,760
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	155	508
Accumulated Net Realized Gain (Loss)	(4,626)	(1,767)
Net Unrealized Foreign Exchange Gain (Loss)	—	1
Net Unrealized Appreciaition (Depreciation)	(38,296)	(44,718)
NET ASSETS	$62,820	$60,784
(1) NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000

See accompanying Notes to Financial Statements.
10

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

	CSTG&E U.S. Social Core Equity 2 Portfolio	CSTG&E International Social Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, and $77, respectively)	$743	$903
Interest	3	2
Income from Securities Lending	52	73
Total Investment Income	798	978
Expenses
Investment Advisory Services Fees	78	112
Accounting & Transfer Agent Fees	14	16
Custodian Fees	4	10
Filing Fees	—	1
Shareholders' Reports	8	7
Directors'/Trustees' Fees & Expenses	1	—
Professional Fees	2	2
Other	17	21
Total Expenses	124	169
Net Investment Income (Loss)	674	809
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(2,459)	(1,470)
Futures	121	(95)
Foreign Currency Transactions	—	11
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,731)	490
Translation of Foreign Currency Denominated Amount	—	(3)
Net Realized and Unrealized Gain (Loss)	(6,069)	(1,067)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,395)	$(258)

See accompanying Notes to Financial Statements.
11

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	CSTG&E U.S. Social Core Equity 2 Portfolio			CSTG&E International Social Core Equity Portfolio
	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period Aug. 3, 2007(a) to Nov. 30, 2007	Six Months Ended April 30, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period Aug. 3, 2007(a) to Nov. 30, 2007
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$674	$1,371	$374	$809	$2,477	$420
Net Realized Gain (Loss) on: Investment Securities Sold	(2,459)	(1,921)	(367)	(1,470)	(210)	(3)
Futures	121	—	—	(95)	—	—
Foreign Currency Transactions	—	—	—	11	(31)	(24)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(3,731)	(33,263)	(1,302)	490	(45,351)	143
Translation of Foreign Currency Denominated Amount	—	—	—	(3)	4	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,395)	(33,813)	(1,295)	(258)	(43,111)	536
Distributions From:
Net Investment Income	(786)	(1,414)	(84)	(660)	(2,423)	(69)
Total Distributions	(786)	(1,414)	(84)	(660)	(2,423)	(69)
Capital Share Transactions (1):
Shares Issued	1,952	11,226	97,205	5,992	7,674	95,613
Shares Issued in Lieu of Cash Distributions	786	1,414	81	660	2,423	66
Shares Redeemed	(2,240)	(4,522)	(295)	(1,429)	(3,987)	(243)
Net Increase (Decrease) from Capital Share Transactions	498	8,118	96,991	5,223	6,110	95,436
Total Increase (Decrease) in Net Assets	(5,683)	(27,109)	95,612	4,305	(39,424)	95,903
Net Assets
Beginning of Period	68,503	95,612	—	56,479	95,903	—
End of Period	$62,820	$68,503	$95,612	$60,784	$56,479	$95,903
(1) Shares Issued and Redeemed:
Shares Issued	354	1,338	9,555	1,089	1,118	9,219
Shares Issued in Lieu of Cash Distributions	143	155	8	129	266	7
Shares Redeemed	(416)	(542)	(29)	(278)	(451)	(24)
	81	951	9,534	940	933	9,202
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$155	$267	$300	$508	$359	$336

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
12

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	CSTG&E U.S. Social Core Equity 2 Portfolio						CSTG&E International Social Core Equity Portfolio
	Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Period Aug. 3, 2007(a) to Nov. 30, 2007		Six Months Ended April 30, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Period Aug. 3, 2007(a) to Nov. 30, 2007
	(Unaudited)						(Unaudited)
Net Asset Value, Beginning of Period	$6.53		$10.03		$10.00		$5.57		$10.42		$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.14	(A)	0.05	(A)	0.08	(A)	0.26	(A)	0.06	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.56)		(3.50)		(0.01)		(0.10)		(4.85)		0.37
Total from Investment Operations	(0.50)		(3.36)		0.04		(0.02)		(4.59)		0.43
Less Distributions
Net Investment Income	(0.08)		(0.14)		(0.01)		(0.06)		(0.26)		(0.01)
Total Distributions	(0.08)		(0.14)		(0.01)		(0.06)		(0.26)		(0.01)
Net Asset Value, End of Period	$5.95		$6.53		$10.03		$5.49		$5.57		$10.42
Total Return	(7.63	)%(C)	(33.87	)%(C)	0.42	%(C)	(0.22	)%(C)	(45.01	)%(C)	4.33	%(C)
Net Assets, End of Period (thousands)	$62,820		$68,503		$95,612		$60,784		$56,479		$95,903
Ratio of Expenses to Average Net Assets	0.43	%(B)	0.38	%(B)	0.46	%(B)(D)	0.64	%(B)	0.60	%(B)	0.78	%(B)(D)
Ratio of Net Investment Income to Average Net Assets	2.35	%(B)	1.68	%(B)	1.46	%(B)(D)	3.06	%(B)	3.24	%(B)	1.90	%(B)(D)
Portfolio Turnover Rate	7	%(C)	5	%(C)	1	%(C)	3	%(C)	6	%(C)	1	%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
13

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
  (Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers fifty-seven operational portfolios, two of which, the CSTG&E U.S. Social Core Equity 2 Portfolio and the CSTG&E International Social Core Equity Portfolio (the "Portfolios") are included in this report. The remaining fifty-five portfolios are presented in separate reports.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The CSTG&E International Social Core Equity Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the CSTG&E International Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the CSTG&E International Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the CSTG&E International Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the CSTG&E International Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the

14

market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the CSTG&E International Social Core Equity Portfolio. When the CSTG&E International Social Core Equity Portfolio uses fair value pricing, the values assigned to the CSTG&E International Social Core Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Effective December 1, 2007, the Portfolios adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
CSTG&E U.S. Social Core Equity 2 Portfolio	$62,776	$8,514	—	$71,290
CSTG&E International Social Core Equity Portfolio	15,805	54,911	—	70,716

2.  Foreign Currency Translation: Securities and other assets and liabilities of the CSTG&E International Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The CSTG&E International Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan:  Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA

15

Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The CSTG&E International Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The CSTG&E International Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the six months ended April 30, 2009, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% and 0.42% of average daily net assets for the CSTG&E U.S. Social Core Equity 2 Portfolio and the CSTG&E International Social Core Equity Portfolio, respectively.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $94 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities or the Statement of Assets and Liabilities as follows (amounts in thousands):

CSTG&E U.S. Social Core Equity 2 Portfolio	$2
CSTG&E International Social Core Equity Portfolio	1

E.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
CSTG&E U.S. Social Core Equity 2 Portfolio	$4,362	$3,893
CSTG&E International Social Core Equity Portfolio	7,343	1,391

There were no purchases or sales of long-term U.S. government securities.

16

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to non-deductible offering costs and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
CSTG&E U.S. Social Core Equity 2 Portfolio	$(10)	$10	—
CSTG&E International Social Core Equity Portfolio	—	(31)	$31

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
CSTG&E U.S. Social Core Equity 2 Portfolio
2007	$84	—	$84
2008	1,414	—	1,414
CSTG&E International Social Core Equity Portfolio
2007	69	—	69
2008	2,423	—	2,423

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
CSTG&E U.S. Social Core Equity 2 Portfolio	$267	$(2,256)	$(1,989)
CSTG&E International Social Core Equity Portfolio	360	(213)	147

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

	Expires on October 31,		Total
	2015	2016
CSTG&E U.S. Social Core Equity 2 Portfolio	$367	$1,889	$2,256
CSTG&E International Social Core Equity Portfolio	3	210	213

17

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CSTG&E U.S. Social Core Equity 2 Portfolio	$109,622	$1,228	$(39,560)	$(38,332)
CSTG&E International Social Core Equity Portfolio	115,435	1,030	(45,749)	(44,719)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. There were no open repurchase agreements as of April 30, 2009.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

3.  Futures Contracts: During the six months ended April 30, 2009, the Portfolios entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

At April 30, 2009, the Portfolios had no outstanding futures contracts.

18

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
CSTG&E U.S. Social Core Equity 2 Portfolio	1.86%	$136	11	—	$480

There were no outstanding borrowings by the Portfolios under this line of credit at April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentage and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
CSTG&E International Social Core Equity Portfolio	0.86%	$205	7	—	$274

At April 30, 2009, CSTG&E International Social Core Equity Portfolio had a loan outstanding in the amount of $28 (in thousands).

I.  Securities Lending:

As of April 30, 2009, the Portfolios had securities on loan to brokers/dealers, for which it held cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

19

Subject to the Portfolios' investment policy, the cash collateral received by the Portfolios from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

L.  Other:

At April 30, 2009, two shareholders held 95% of the outstanding shares of the CSTG&E U.S. Social Core Equity 2 Portfolio and two shareholders held 94% of the outstanding shares of the CSTG&E International Social Core Equity Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

20

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

21

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds") and the sub-advisory agreements for CSTG&E International Social Core Equity Portfolio. For the CSTG&E International Social Core Equity Portfolio, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature, extent and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe and noted that the performance of the Funds compared favorably with their peer groups. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, along with the Advisor's explanation of the performance. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

22

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

23

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DFA043009-019S

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Sustainability Core 1 Portfolio

International Sustainability Core 1 Portfolio

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of April 30, 2009.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLES

U.S. Sustainability Core 1 Portfolio	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$934.10	0.37%	$1.77
Hypothetical 5% Annual Return	$1,000.00	$1,022.96	0.37%	$1.86
International Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$994.20	0.57%	$2.82
Hypothetical 5% Annual Return	$1,000.00	$1,021.97	0.57%	$2.86

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31, and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
U.S. Sustainability Core 1 Portfolio	13.2%	9.5%	9.8%	14.2%	12.0%	13.0%	16.4%	4.9%	2.9%	4.1%	—	100.0%
International Sustainability Core 1 Portfolio	12.9%	7.2%	8.5%	22.7%	5.6%	16.6%	6.2%	11.3%	3.8%	5.1%	0.1%	100.0%

3

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (67.1%)
Consumer Discretionary — (9.0%)
Comcast Corp. Class A	17,300	$267,458	0.4%
Disney (Walt) Co.	17,200	376,680	0.6%
# Home Depot, Inc.	8,600	226,352	0.4%
# J.C. Penney Co., Inc.	5,500	168,795	0.3%
# McDonald's Corp.	3,800	202,502	0.3%
# Target Corp.	4,700	193,922	0.3%
Time Warner, Inc.	10,000	218,300	0.4%
Other Securities		6,588,822	10.5%
Total Consumer Discretionary		8,242,831	13.2%
Consumer Staples — (6.3%)
Coca-Cola Co.	15,000	645,750	1.0%
# Colgate-Palmolive Co.	3,700	218,300	0.4%
Kraft Foods, Inc.	13,600	318,240	0.5%
# PepsiCo, Inc.	8,800	437,888	0.7%
# Procter & Gamble Co.	15,900	786,096	1.3%
# Wal-Mart Stores, Inc.	13,300	670,320	1.1%
Other Securities		2,701,586	4.3%
Total Consumer Staples		5,778,180	9.3%
Energy — (6.5%)
Chevron Corp.	14,588	964,267	1.6%
Exxon Mobil Corp.	3,000	200,010	0.3%
Marathon Oil Corp.	7,800	231,660	0.4%
# Occidental Petroleum Corp.	4,000	225,160	0.4%
# Schlumberger, Ltd.	6,800	333,132	0.5%
Other Securities		4,046,956	6.4%
Total Energy		6,001,185	9.6%
Financials — (9.6%)
# American Express Co.	6,700	168,974	0.3%
Bank of America Corp.	46,365	414,039	0.7%
Goldman Sachs Group, Inc.	2,520	323,820	0.5%
JPMorgan Chase & Co.	27,600	910,800	1.5%
Morgan Stanley	10,262	242,594	0.4%
The Travelers Companies, Inc.	4,500	185,130	0.3%
# Wells Fargo & Co.	23,900	478,239	0.8%
Other Securities		6,109,313	9.6%
Total Financials		8,832,909	14.1%
Health Care — (8.0%)
Abbott Laboratories	8,700	364,095	0.6%
Baxter International, Inc.	3,700	179,450	0.3%
# Bristol-Myers Squibb Co.	12,800	245,760	0.4%
*# Gilead Sciences, Inc.	4,100	187,780	0.3%
Johnson & Johnson	20,975	1,098,251	1.8%
# Merck & Co., Inc.	10,800	261,792	0.4%
# Pfizer, Inc.	45,700	610,552	1.0%
Schering-Plough Corp.	8,925	205,454	0.3%
Wyeth	7,300	309,520	0.5%
Other Securities		3,882,782	6.2%
Total Health Care		7,345,436	11.8%

4

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (8.7%)
# 3M Co.	3,500	$201,600	0.3%
# Caterpillar, Inc.	4,700	167,226	0.3%
# Cummins, Inc.	5,000	170,000	0.3%
General Electric Co.	86,850	1,098,653	1.8%
# United Technologies Corp.	6,800	332,112	0.5%
Other Securities		6,044,459	9.6%
Total Industrials		8,014,050	12.8%
Information Technology — (10.9%)
*# Apple, Inc.	3,300	415,239	0.7%
*# Cisco Sytems, Inc.	37,010	715,033	1.2%
Hewlett-Packard Co.	15,400	554,092	0.9%
# Intel Corp.	28,600	451,308	0.7%
# International Business Machines Corp.	10,350	1,068,224	1.7%
Microsoft Corp.	42,100	852,946	1.4%
# QUALCOMM, Inc.	8,400	355,488	0.6%
Other Securities		5,616,581	8.9%
Total Information Technology		10,028,911	16.1%
Materials — (3.3%)
du Pont (E.I.) de Nemours & Co.	6,400	178,560	0.3%
Weyerhaeuser Co.	5,500	193,930	0.3%
Other Securities		2,676,770	4.3%
Total Materials		3,049,260	4.9%
Other — (0.0%)
Total Other		10,769	0.0%
Telecommunication Services — (2.0%)
Verizon Communications, Inc.	24,750	750,915	1.2%
Other Securities		1,055,168	1.7%
Total Telecommunication Services		1,806,083	2.9%
Utilities — (2.8%)
# FPL Group, Inc.	3,400	182,886	0.3%
Other Securities		2,416,128	3.9%
Total Utilities		2,599,014	4.2%
TOTAL COMMON STOCKS		61,708,628	98.9%
TEMPORARY CASH INVESTMENTS — (4.9%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	4,546,593	4,546,593	7.3%
SECURITIES LENDING COLLATERAL — (28.0%)
§@ DFA Short Term Investment Fund LP	25,544,769	25,544,769	41.0%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $244,285 FNMA 6.500%, 03/01/36, valued at $157,029) to be repurchased at $152,456	$152	152,455	0.2%
TOTAL SECURITIES LENDING COLLATERAL		25,697,224	41.2%
TOTAL INVESTMENTS — (100.0%) (Cost $107,598,013)		$91,952,445	147.4%

See accompanying Notes to Financial Statements.
5

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (4.7%)
COMMON STOCKS — (4.7%)
BHP Billiton, Ltd. Sponsored ADR	6,000	$288,840	0.6%
Westpac Banking Corp. Sponsored ADR	2,200	151,690	0.3%
Other Securities		2,447,111	4.8%
TOTAL — AUSTRALIA		2,887,641	5.7%
AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		173,477	0.3%
BELGIUM — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		328,729	0.7%
CANADA — (5.4%)
COMMON STOCKS — (5.4%)
EnCana Corp.	3,556	162,975	0.3%
Goldcorp, Inc.	4,980	136,133	0.3%
Petro-Canada	4,900	154,642	0.3%
# Royal Bank of Canada	4,927	174,652	0.4%
Talisman Energy, Inc.	11,200	140,317	0.3%
# Toronto Dominion Bank	3,700	146,040	0.3%
Other Securities		2,410,706	4.7%
TOTAL COMMON STOCKS		3,325,465	6.6%
RIGHTS/WARRANTS — (0.0%)
Other Securities		291	0.0%
TOTAL — CANADA		3,325,756	6.6%
DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		346,644	0.7%
FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
Nokia Oyj Sponsored ADR	13,629	192,714	0.4%
Other Securities		688,711	1.3%
TOTAL — FINLAND		881,425	1.7%
FRANCE — (7.3%)
COMMON STOCKS — (7.2%)
BNP Paribas SA	3,123	164,407	0.3%
France Telecom SA Sponsored ADR	5,900	130,154	0.3%
#* Schneider Electric SA	2,145	163,231	0.3%
Societe Generale Paris	2,531	129,356	0.3%
Total SA Sponsored ADR	5,325	264,759	0.5%
Vivendi SA	8,011	215,408	0.4%
Other Securities		3,370,761	6.6%
TOTAL COMMON STOCKS		4,438,076	8.7%

6

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
RIGHTS/WARRANTS — (0.1%)
Other Securities		$44,530	0.1%
TOTAL — FRANCE		4,482,606	8.8%
GERMANY — (4.9%)
COMMON STOCKS — (4.9%)
# Allianz SE	1,837	169,238	0.3%
# Deutsche Bank AG	2,420	129,052	0.3%
Deutsche Telekom AG	12,457	152,045	0.3%
# E.ON AG	5,865	196,867	0.4%
Siemens AG Sponsored ADR	3,800	254,334	0.5%
Other Securities		2,118,300	4.2%
TOTAL — GERMANY		3,019,836	6.0%
GREECE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		331,604	0.7%
HONG KONG — (1.2%)
COMMON STOCKS — (1.2%)
Other Securities		749,368	1.5%
IRELAND — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		172,500	0.3%
ITALY — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		1,274,855	2.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,554	0.0%
TOTAL — ITALY		1,282,409	2.5%
JAPAN — (19.9%)
COMMON STOCKS — (19.9%)
Honda Motor Co., Ltd. Sponsored ADR	8,100	235,386	0.5%
Panasonic Corp. Sponsored ADR	13,800	201,204	0.4%
Sony Corp. Sponsored ADR	6,400	165,504	0.3%
# Toyota Motor Corp. Sponsored ADR	5,600	443,296	0.9%
Other Securities		11,176,626	22.0%
TOTAL — JAPAN		12,222,016	24.1%
NETHERLANDS — (2.5%)
COMMON STOCKS — (2.5%)
Koninklijke Philips Electronics NV ADR	10,400	186,992	0.4%
Other Securities		1,338,237	2.6%
TOTAL — NETHERLANDS		1,525,229	3.0%
NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		108,582	0.2%
NORWAY — (0.9%)
COMMON STOCKS — (0.9%)
Other Securities		569,445	1.1%

7

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$192,579	0.4%
SINGAPORE — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		274,428	0.5%
SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
# Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	24,691	267,157	0.5%
# Banco Santander Central Hispano SA	22,685	218,206	0.4%
# Banco Santander SA Sponsored ADR	18,900	172,935	0.3%
Telefonica SA Sponsored ADR	3,075	173,092	0.3%
Other Securities		1,112,380	2.3%
TOTAL COMMON STOCKS		1,943,770	3.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		739	0.0%
TOTAL — SPAIN		1,944,509	3.8%
SWEDEN — (1.6%)
COMMON STOCKS — (1.6%)
# Telefonaktiebolaget LM Erricson Sponsored ADR	19,400	165,482	0.3%
Other Securities		829,049	1.7%
TOTAL COMMON STOCKS		994,531	2.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		2,625	0.0%
TOTAL — SWEDEN		997,156	2.0%
SWITZERLAND — (5.7%)
COMMON STOCKS — (5.7%)
Credit Suisse Group AG Sponsored ADR	9,000	344,520	0.7%
Holcim, Ltd.	4,043	205,071	0.4%
Nestle SA	6,460	210,575	0.4%
Novartis AG ADR	9,200	348,772	0.7%
Roche Holding AG Genusschein	2,650	334,176	0.7%
* UBS AG ADR	12,900	175,956	0.4%
Other Securities		1,853,166	3.5%
TOTAL — SWITZERLAND		3,472,236	6.8%
UNITED KINGDOM — (16.7%)
COMMON STOCKS — (16.7%)
AstraZeneca P.L.C. Sponsored ADR	6,200	216,814	0.4%
Aviva P.L.C.	29,918	137,744	0.3%
Barclays P.L.C.	47,118	191,304	0.4%
BG Group P.L.C.	11,887	189,810	0.4%
BP P.L.C.	21,223	149,976	0.3%
BP P.L.C. Sponsored ADR	14,482	614,906	1.2%
GlaxoSmithKline P.L.C. Sponsored ADR	11,150	342,974	0.7%
# HSBC Holdings P.L.C. Sponsored ADR	19,196	683,378	1.3%
International Power P.L.C.	36,249	132,471	0.3%
* Rolls-Royce Group P.L.C.	31,147	154,407	0.3%
Royal Dutch Shell P.L.C. ADR	6,300	286,650	0.6%
Standard Chartered P.L.C.	12,725	196,847	0.4%

8

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Tesco P.L.C.	28,457	$140,999	0.3%
Vodafone Group P.L.C. Sponsored ADR	27,400	502,790	1.0%
Other Securities		6,278,145	12.2%
TOTAL — UNITED KINGDOM		10,219,215	20.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (5.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $4,735,000 FHLMC 6.040%(r), 11/01/36, valued at $3,367,856) to be repurchased at $3,316,018	$3,316	3,316,000	6.5%
	Shares
SECURITIES LENDING COLLATERAL — (13.9%)
§@ DFA Short Term Investment Fund LP	6,335,680	6,335,680	12.5%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,243,038) to be repurchased at $2,199,067	$2,199	2,199,057	4.3%
TOTAL SECURITIES LENDING COLLATERAL		8,534,737	16.8%
TOTAL INVESTMENTS — (100.0%) (Cost $77,696,926)		$61,358,127	120.8%

See accompanying Notes to Financial Statements.
9

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2009
(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Sustainability Core 1 Portfolio	International Sustainability Core 1 Portfolio
ASSETS:
Investments at Value (including $24,706 and $8,174 of securities on loan, respectively)	$61,709	$49,507
Temporary Cash Investments at Value & Cost	4,546	3,316
Collateral Received from Securities on Loan at Value & Cost	25,697	8,535
Foreign Currencies at Value	—	143
Cash	—	15
Receivables:
Investment Securities Sold	—	13
Dividends, Interest, and Tax Reclaims	61	265
Securities Lending Income	12	15
Fund Shares Sold	360	395
Prepaid Expenses and Other Assets	23	22
Total Assets	92,408	62,226
LIABILITIES:
Payables:
Upon Return of Securities Loaned	25,697	8,535
Investment Securities Purchased	4,205	2,791
Fund Shares Redeemed	115	79
Due to Advisor	8	10
Accrued Expenses and Other Liabilities	18	13
Total Liabilities	30,043	11,428
NET ASSETS	$62,365	$50,798
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	9,160,099	8,597,953
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.81	$5.91
Investments at Cost	$77,355	$65,846
Foreign Currencies at Cost	$—	$146
NET ASSETS CONSIST OF:
Paid-In Capital	$81,674	$67,929
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	174	395
Accumulated Net Realized Gain (Loss)	(3,837)	(1,189)
Net Unrealized Foreign Exchange Gain (Loss)	—	5
Net Unrealized Appreciaition (Depreciation)	(15,646)	(16,342)
NET ASSETS	$62,365	$50,798
(1) NUMBER OF SHARES AUTHORIZED	100,000,000	100,000,000

See accompanying Notes to Financial Statements.
10

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

	U.S. Sustainability Core 1 Portfolio	International Sustainability Core 1 Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $61, respectively)	$709	$684
Interest	6	2
Income from Securities Lending	52	38
Total Investment Income	767	724
Expenses
Investment Advisory Services Fees	75	86
Accounting & Transfer Agent Fees	13	15
Custodian Fees	9	16
Filing Fees	7	7
Shareholders' Reports	12	7
Organizational & Offering Costs	13	13
Professional Fees	1	1
Other	5	2
Total Expenses	135	147
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(40)	(32)
Net Expenses	95	115
Net Investment Income (Loss)	672	609
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(2,709)	(1,099)
Futures	59	—
Foreign Currency Transactions	—	1
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,102)	704
Translation of Foreign Currency Denominated Amounts	—	(9)
Net Realized and Unrealized Gain (Loss)	(3,752)	(403)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,080)	$206

See accompanying Notes to Financial Statements.
11

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Sustainability Core 1 Portfolio		International Sustainability Core 1 Portfolio
	Six Months Ended April 30, 2009	Period March 12, 2008(a) to Oct. 31, 2008	Six Months Ended April 30, 2009	Period March 12, 2008(a) to Oct. 31, 2008
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$672	$507	$609	$580
Net Realized Gain (Loss) on: Investment Securities Sold	(2,709)	(1,187)	(1,099)	(91)
Futures	59	—	—	—
Foreign Currency Transactions	—	—	1	(30)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(1,102)	(14,544)	704	(17,046)
Translation of Foreign Currency Denominated Amounts	—	—	(9)	14
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,080)	(15,224)	206	(16,573)
Distributions From:
Net Investment Income	(690)	(338)	(375)	(412)
Total Distributions	(690)	(338)	(375)	(412)
Capital Share Transactions (1):
Shares Issued	31,589	75,889	25,636	62,957
Shares Issued in Lieu of Cash Distributions	675	337	370	412
Shares Redeemed	(17,323)	(9,470)	(12,694)	(8,729)
Net Increase (Decrease) from Capital Share Transactions	14,941	66,756	13,312	54,640
Total Increase (Decrease) in Net Assets	11,171	51,194	13,143	37,655
Net Assets
Beginning of Period	51,194	—	37,655	—
End of Period	$62,365	$51,194	$50,798	$37,655
(1) Shares Issued and Redeemed:
Shares Issued	4,829	7,935	4,565	7,479
Shares Issued in Lieu of Cash Distributions	108	34	68	43
Shares Redeemed	(2,705)	(1,041)	(2,308)	(1,249)
	2,232	6,928	2,325	6,273
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$174	$192	$395	$161

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
12

  DFA INVESTMENT DIMENSIONS GROUP INC.

  FINANCIAL HIGHLIGHTS

  (for a share outstanding throughout each period)

	U.S. Sustainability Core 1 Portfolio				International Sustainability Core 1 Portfolio
	Six Months Ended April 30, 2009		Period March 12, 2008(a) to Oct. 31, 2008		Six Months Ended April 30, 2009		Period March 12, 2008(a) to Oct. 31, 2008
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$7.39		$10.00		$6.00		$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.10	(A)	0.08	(A)	0.17	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.57)		(2.64)		(0.12)		(4.03)
Total from Investment Operations	(0.49)		(2.54)		(0.04)		(3.86)
Less Distributions
Net Investment Income	(0.09)		(0.07)		(0.05)		(0.14)
Total Distributions	(0.09)		(0.07)		(0.05)		(0.14)
Net Asset Value, End of Period	$6.81		$7.39		$5.91		$6.00
Total Return	(6.59	)%(C)	(25.62	)%(C)	(0.58	)%(C)	(39.13	)%(C)
Net Assets, End of Period (thousands)	$62,365		$51,194		$50,798		$37,655
Ratio of Expenses to Average Net Assets	0.37	%(B)	0.37	%(B)(D)	0.57	%(B)	0.57	%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.53	%(B)	0.61	%(B)(D)	0.73	%(B)	1.00	%(B)(D)
Ratio of Net Investment Income to Average Net Assets	2.62	%(B)	1.74	%(B)(D)	3.00	%(B)	3.18	%(B)(D)
Portfolio Turnover Rate	11	%(C)	12	%(C)	7	%(C)	2	%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
13

  DFA INVESTMENT DIMENSIONS GROUP INC.
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers fifty-seven operational portfolios, two of which, the U.S. Sustainability Core 1 Portfolio and the International Sustainability Core 1 Portfolio (the "Portfolios") are included in this report. The remaining fifty-five portfolios are presented in separate reports.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolios (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Sustainability Core 1 Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Sustainability Core 1 Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Sustainability Core 1 Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Sustainability Core 1 Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The

14

fair value pricing by the International Sustainability Core 1 Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Sustainability Core 1 Portfolio. When the International Sustainability Core 1 Portfolio uses fair value pricing, the values assigned to the International Sustainability Core 1 Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the U.S. Sustainability Core 1 Portfolio are valued using the settlement price established each day on the exchange in which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Since inception, the Portfolios adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•   Level 1 – quoted prices in active markets for identical securities

•   Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Sustainability Core 1 Portfolio	$66,255	$25,697	—	$91,952
International Sustainability Core 1 Portfolio	14,100	47,258	—	61,358

2.  Foreign Currency Translation: Securities and other assets and liabilities of the International Sustainability Core 1 Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Sustainability Core 1 Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value

15

Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Sustainability Core 1 Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Sustainability Core 1 Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. For the six months ended April 30, 2009, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.29% and 0.42% of average daily net assets for the U.S. Sustainability Core 1 Portfolio and the International Sustainability Core 1 Portfolio, respectively.

Pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the ordinary operating expenses of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the U.S. Sustainability Core 1 Portfolio and International Sustainability Core 1 Portfolio to 0.37% and 0.57%, respectively, of each Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount. A Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect until March 1, 2010, and shall continue in effect from year to year for one-year periods thereafter unless terminated by the Fund or the Advisor. At April 30, 2009, approximately $111 and $111 (in thousands) of previously waived fees are subject to future recovery by the Advisor for U.S. Sustainability Core 1 Portfolio and International Sustainability Core 1 Portfolio, respectively, over periods not exceeding April 30, 2012.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the

16

Fund to the CCO were $94 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At April 30, 2009, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities or the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Sustainability Core 1 Portfolio	$1
International Sustainability Core 1 Portfolio	1

E.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
U.S. Sustainability Core 1 Portfolio	$21,092	$5,694
International Sustainability Core 1 Portfolio	16,039	2,923

There were no purchases or sales of long-term U.S. government securities.

F.  Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to non-deductible offering costs and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
U.S. Sustainability Core 1 Portfolio	$(23)	$23	—
International Sustainability Core 1 Portfolio	(23)	(7)	$30

The tax character of dividends and distributions declared and paid during the period March 12, 2008 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Sustainability Core 1 Portfolio	$338	—	$338
International Sustainability Core 1 Portfolio	412	—	412

17

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
U.S. Sustainability Core 1 Portfolio	$193	—	$(1,192)	$(999)
International Sustainability Core 1 Portfolio	162	—	(75)	87

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the following Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amount in thousands):

Expires on October 31, 2016
U.S. Sustainability Core 1 Portfolio	$1,192
International Sustainability Core 1 Portfolio	75

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Sustainability Core 1 Portfolio	$107,598	$1,935	$(17,581)	$(15,646)
International Sustainability Core 1 Portfolio	77,713	961	(17,316)	(16,355)

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolios' tax positions to be taken on the federal income tax returns for the period ended October 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

G.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolios may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Foreign Market Risks:  Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

18

3.  Futures Contracts: During the six months ended April 30, 2009, the U.S. Sustainability Core 1 Portfolio entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, the U.S. Sustainability Core 1 Portfolio deposited cash or pledged U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the U.S. Sustainability Core 1 Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the U.S. Sustainability Core 1 Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At April 30, 2009, U.S. Sustainability Core 1 Portfolio had no outstanding futures contracts.

H.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009.

For the six months ended April 30, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
U.S. Sustainability Core 1 Portfolio	1.91%	$611	18	$1	$1,662

There were no outstanding borrowings by the Portfolios under this line of credit at April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2010.

For the six months ended April 30, 2009, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
International Sustainability Core 1 Portfolio	0.92%	$738	19	—	$1,643

There were no outstanding borrowings by the Portfolios under this line of credit at April 30, 2009.

I.  Securities Lending:

As of April 30, 2009, the Portfolios had securities on loan to brokers/dealers, for which it held cash collateral. The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral

19

equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to the Portfolios' investment policy, the cash collateral received by the Portfolios from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies and shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

L.  Other:

At April 30, 2009, three shareholders held 98% of the outstanding shares of U.S. Sustainability Core 1 Portfolio and the International Sustainability Core 1 Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several underlying investors.

20

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

21

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds") and the sub-advisory agreements for International Sustainability Core 1 Portfolio. For the International Sustainability Core 1 Portfolio, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment advisory agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with each Fund.

When considering the nature, extent and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Dimensional funds are not designed to track traditional indexes. As a result, it is expected that certain funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to their peer funds, and that the advisory fees were fair, both on an absolute basis and in

22

comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds' administrator and transfer agent have been negotiated by management over the course of the last three years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

23

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DFA043009-020S

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA International Value ex Tobacco Portfolio

Semi-Annual Report

Six Months Ended April 30, 2009
(Unaudited)

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2009

Dear Fellow Shareholder,

The past six months have been challenging for investors, with stock markets continuing to exhibit historically high volatility. After enduring significant losses in 2008, markets around the world continued to sell off early in the year, with some dropping by early March to lows not seen in over a decade. Since then, global markets have rallied strongly. During this period, ten of the 13 Dimensional equity mutual funds with a 15-year track record posted their highest two-month total return since inception.

Recent market performance illustrates that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities. No one can predict whether the recent rally signals a sustained recovery, but over time we can still expect markets to offer a premium to investors who are willing to invest in relatively risky assets such as stocks.

The current market environment illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance over the past six months, the positive results produced in some markets demonstrate the importance of maintaining broad, global asset class exposure.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who base their approach on a sensible risk/return framework and who hold asset mixes that reflect their risk tolerance are better able to withstand down markets and are better positioned to participate when markets rise.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

SEMI-ANNUAL REPORT
(Unaudited)

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP, INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of April 30, 2009.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, level and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended April 30, 2009

EXPENSE TABLE

	Beginning Account Value 11/01/08	Ending Account Value 04/30/09	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$993.80	0.60%	$2.97
Hypothetical 5% Annual Return	$1,000.00	$1,021.82	0.60%	$3.01

*  Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2009. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Total
10.4%	3.8%	8.5%	43.3%	0.4%	11.1%	6.9%	7.8%	7.6%	0.2%	100.0%

3

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2009

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (3.0%)
COMMON STOCKS — (3.0%)
Australia & New Zealand Banking Group, Ltd.	26,396	$304,404	0.7%
National Australia Bank, Ltd.	20,300	303,591	0.7%
Other Securities		922,715	2.2%
TOTAL — AUSTRALIA		1,530,710	3.6%
AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		238,365	0.6%
BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		326,706	0.8%
CANADA — (5.6%)
COMMON STOCKS — (5.6%)
Bank of Montreal	7,822	258,920	0.6%
Petro-Canada	12,500	394,494	0.9%
# Sun Life Financial, Inc.	10,150	237,313	0.6%
Toronto Dominion Bank	11,900	469,698	1.1%
Other Securities		1,447,061	3.4%
TOTAL — CANADA		2,807,486	6.6%
DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
Other Securities		385,855	0.9%
FINLAND — (0.7%)
COMMON STOCKS — (0.7%)
Other Securities		365,631	0.9%
FRANCE — (7.4%)
COMMON STOCKS — (7.4%)
* AXA SA Sponsored ADR	41,700	716,406	1.7%
BNP Paribas SA	13,932	733,434	1.7%
Compagnie de Saint-Gobain	6,500	233,189	0.6%
Credit Agricole SA	21,060	307,930	0.7%
Societe Generale Paris	10,910	557,595	1.3%
Other Securities		1,158,901	2.7%
TOTAL COMMON STOCKS		3,707,455	8.7%
RIGHTS/WARRANTS — (0.0%)
Other Securities		11,307	0.0%
TOTAL — FRANCE		3,718,762	8.7%
GERMANY — (6.9%)
COMMON STOCKS — (6.9%)
# Allianz SE	7,952	732,598	1.7%
Bayerische Motoren Werke AG	11,216	388,625	0.9%
Daimler AG Sponsored ADR	10,300	367,710	0.9%
Deutsche Telekom AG	86,101	1,050,915	2.5%
Munchener Rueckversicherungs-Gesellschaft AG	2,860	395,167	0.9%
Other Securities		540,544	1.2%
TOTAL — GERMANY		3,475,559	8.1%

4

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Other Securities		$137,093	0.3%
HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
Cheung Kong Holdings, Ltd.	25,210	262,312	0.6%
Hutchison Whampoa, Ltd.	79,000	463,284	1.1%
Other Securities		558,369	1.3%
TOTAL — HONG KONG		1,283,965	3.0%
IRELAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		48,868	0.1%
ITALY — (3.1%)
COMMON STOCKS — (3.1%)
Intesa Sanpaolo SpA	92,985	296,238	0.7%
Telecom Italia SpA	575,704	727,976	1.7%
Unione di Banche Italiane ScpA	20,410	281,420	0.7%
Other Securities		249,953	0.5%
TOTAL — ITALY		1,555,587	3.6%
JAPAN — (16.5%)
COMMON STOCKS — (16.5%)
FUJIFILM Holdings Corp.	14,000	360,195	0.8%
Hitachi, Ltd. Sponsored ADR	11,300	393,353	0.9%
Kyocera Corp. Sponsored ADR	5,900	457,722	1.1%
* NEC Corp.	77,000	256,000	0.6%
# Nissan Motor Co., Ltd.	64,300	335,613	0.8%
Ricoh Co., Ltd.	23,000	284,369	0.7%
# Rohm Co., Ltd.	4,000	245,314	0.6%
Sony Corp. Sponsored ADR	8,400	217,224	0.5%
Sumitomo Electric Industries, Ltd.	23,000	224,065	0.5%
Other Securities		5,523,625	12.9%
TOTAL — JAPAN		8,297,480	19.4%
NETHERLANDS — (3.2%)
COMMON STOCKS — (3.2%)
ING Groep NV	39,432	359,431	0.8%
Koninklijke Philips Electronics NV	42,264	762,569	1.8%
Other Securities		486,636	1.2%
TOTAL — NETHERLANDS		1,608,636	3.8%
NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		70,981	0.2%
NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
Other Securities		507,359	1.2%
PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
Other Securities		55,252	0.1%

5

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
Other Securities		$533,108	1.2%
SPAIN — (7.0%)
COMMON STOCKS — (7.0%)
Banco Bilbao Vizcaya Argentaria SA	29,524	319,971	0.8%
# Banco Popular Espanol SA	36,522	301,013	0.7%
# Banco Santander Central Hispano SA	139,056	1,337,572	3.1%
Repsol YPF SA Sponsored ADR	56,240	1,059,562	2.5%
Other Securities		467,992	1.1%
TOTAL — SPAIN		3,486,110	8.2%
SWEDEN — (3.3%)
COMMON STOCKS — (3.3%)
Nordea Bank AB	68,771	511,543	1.2%
# Telefonaktiebolaget LM Ericsson Series B	80,000	679,512	1.6%
Other Securities		440,736	1.0%
TOTAL — SWEDEN		1,631,791	3.8%
SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
Credit Suisse Group AG Sponsored ADR	30,700	1,175,196	2.8%
Holcim, Ltd.	8,660	439,256	1.0%
Zurich Financial Services AG	4,098	761,533	1.8%
Other Securities		559,260	1.3%
TOTAL — SWITZERLAND		2,935,245	6.9%
UNITED KINGDOM — (14.4%)
COMMON STOCKS — (14.4%)
Aviva P.L.C.	46,172	212,578	0.5%
Barclays P.L.C. Sponsored ADR	13,600	217,736	0.5%
HSBC Holdings P.L.C. Sponsored ADR	28,175	1,003,030	2.4%
Pearson P.L.C. Sponsored ADR	26,000	269,360	0.6%
* Rolls-Royce Group P.L.C.	59,893	296,912	0.7%
Royal Dutch Shell P.L.C. ADR	28,400	1,292,200	3.0%
Sainsbury (J.) P.L.C.	50,561	245,020	0.6%
Vodafone Group P.L.C. Sponsored ADR	78,400	1,438,640	3.4%
William Morrison Supermarkets P.L.C.	77,669	281,342	0.7%
Other Securities		1,947,793	4.5%
TOTAL — UNITED KINGDOM		7,204,611	16.9%
	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $30,000 FHLMC 6.040%(r), 11/01/36, valued at $21,338) to be repurchased at $21,000	$21	21,000	0.1%

6

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
SECURITIES LENDING COLLATERAL — (15.8%)
§@ DFA Short Term Investment Fund LP	7,176,467	$7,176,467	16.8%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $738,751) to be repurchased at $724,269	$724	724,266	1.7%
TOTAL SECURITIES LENDING COLLATERAL		7,900,733	18.5%
TOTAL INVESTMENTS — (100.0%) (Cost $68,138,052)		$50,126,893	117.5%

See accompanying Notes to Financial Statements.
7

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2009
(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $7,402 of securities on loan)	$42,205
Temporary Cash Investments at Value & Cost	21
Collateral Received from Securities on Loan at Value & Cost	7,901
Foreign Currencies at Value	307
Cash	16
Receivables:
Investment Securities Sold	74
Dividends, Interest and Tax Reclaims	200
Securities Lending Income	24
Prepaid Expenses and Other Assets	3
Deferred Offering Costs	9
Total Assets	50,760
LIABILITIES:
Payables:
Upon Return of Securities Loaned	7,901
Investment Securities Purchased	161
Due to Advisor	13
Accrued Expenses and Other Liabilities	7
Total Liabilities	8,082
NET ASSETS	$42,678
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	6,836,334
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.24
Investments at Cost	$60,216
Foreign Currencies at Cost	$301
NET ASSETS CONSIST OF:
Paid-In Capital	$61,538
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	408
Accumulated Net Realized Gain (Loss)	(1,261)
Net Unrealized Foreign Exchange Gain (Loss)	(2)
Net Unrealized Appreciation (Depreciation)	(18,005)
NET ASSETS	$42,678
(1) NUMBER OF SHARES AUTHORIZED	100,000,000

See accompanying Notes to Financial Statements.
8

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2009
(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $72)	$680
Interest	2
Income from Securities Lending	41
Total Investment Income	723
Expenses
Investment Advisory Services Fees	86
Accounting & Transfer Agent Fees	15
Custodian Fees	5
Professional Fees	1
Organizational & Offering Costs	8
Other	15
Total Expenses	130
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(16)
Net Expenses	114
Net Investment Income (Loss)	609
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,217)
Foreign Currency Transactions	(12)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	509
Translation of Foreign Currency Denominated Amounts	(3)
Net Realized and Unrealized Gain (Loss)	(723)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(114)

See accompanying Notes to Financial Statements.
9

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2009	Period June 30, 2008(a) to Oct. 31, 2008
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$609	$309
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,217)	(32)
Foreign Currency Transactions	(12)	(34)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	509	(18,514)
Translation of Foreign Currency Denominated Amounts	(3)	1
Net Increase (Decrease) in Net Assets Resulting from Operations	(114)	(18,270)
Distributions From:
Net Investment Income	(319)	(160)
Total Distributions	(319)	(160)
Capital Share Transactions (1):
Shares Issued	11,000	50,062
Shares Issued in Lieu of Cash Distributions	319	160
Net Increase (Decrease) from Capital Share Transactions	11,319	50,222
Total Increase (Decrease) in Net Assets	10,886	31,792
Net Assets
Beginning of Period	31,792	—
End of Period	$42,678	$31,792
(1) Shares Issued and Redeemed:
Shares Issued	1,757	5,006
Shares Issued in Lieu of Cash Distributions	55	18
	1,812	5,024
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$408	$118

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
10

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Six Months Ended April 30, 2009		Period June 30, 2008(a) to Oct. 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$6.33		$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.08	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.13)		(3.72)
Total from Investment Operations	(0.04)		(3.64)
Less Distributions
Net Investment Income	(0.05)		(0.03)
Total Distributions	(0.05)		(0.03)
Net Asset Value, End of Period	$6.24		$6.33
Total Return	(0.62	)%(C)	(36.47	)%(C)
Net Assets, End of Period (thousands)	$42,678		$31,792
Ratio of Expenses to Average Net Assets	0.60	%(B)	0.60	%(B)(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.68	%(B)	0.66	%(B)(D)
Ratio of Net Investment Income to Average Net Assets	3.21	%(B)	2.18	%(B)(D)
Portfolio Turnover Rate	4	%(C)	1	%(C)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.
11

  DFA INVESTMENT DIMENSIONS GROUP INC.
  DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
  NOTES TO FINANCIAL STATEMENTS
(Unaudited)

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers fifty-seven operational portfolios, one of which, the DFA International Value ex Tobacco Portfolio (the "Portfolio") is included in this report. The remaining fifty-six portfolios are presented in separate reports.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolio (including over-the-counter securities) is valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Portfolio will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Portfolio has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing

12

by the Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Portfolio. When the Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

Since inception, the Portfolio adopted Financial Accounting Standards No. 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of April 30, 2009 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
DFA International Value ex Tobacco Portfolio	$15,526	$34,601	—	$50,127

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.
Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors'/Trustees' Fees & Expenses. At April 30, 2009, the total liability for deferred compensation to the Trustees is included in Accrued Expenses and Other Liabilities in the amount of $1 (in thousands).

13

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of April 30, 2009, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolio is allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. For the six months ended April 30, 2009, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.45%.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume expenses of the Portfolio to the extent necessary to reduce the Portfolio's ordinary operating expenses (not including expenses incurred through an investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.60% of the Portfolio's average net assets on an annualized basis ("Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the Portfolio's Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived and/or expenses previously assumed by the Advisor more than thirty-six months before the date of such recovery.

The Fee Waiver and Expense Assumption Agreement will remain in effect for an initial period until March 1, 2010, and then shall continue in effect from year to year thereafter, for one-year period, unless terminated by the Fund or the Advisor. At April 30, 2009, approximately $25 (in thousands) of previously waived fees subject to future recovery by the Advisor over various periods not exceeding April 30, 2012.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2009, the total related amounts paid by the Fund to the CCO were $94 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

14

D.  Purchases and Sales of Securities:

For the six months ended April 30, 2009, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$13,309
Sales	1,581

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to non-deductible offering costs and character redesignation, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share. (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)	Increase (Decrease) Paid-in-Capital
$(31)	$34	$(3)

The tax character of dividends and distributions declared and paid during the period ended October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2008	$160	—	$160

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
$118	$(32)	$86

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

Expires on October 31,
2016
$32

15

At April 30, 2009, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes, excluding foreign currency, were not materially different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$68,138	$933	$(18,944)	$(18,011)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax return for the period ended October 31, 2008, for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolios' financial statements.

F.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolio may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2009.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2009 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of

16

credit. The agreement for the line of credit expires on January 15, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2009.

H.  Securities Lending:

As of April 30, 2009, the Portfolio has securities on loan to brokers/dealers, for which it held cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to the Portfolio's investment policy, the cash collateral received by the Portfolio from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (see Note 2A) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

K.  Other:

At April 30, 2009, three shareholders held 91% of the outstanding shares of the Portfolio.

17

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

18

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the Board meeting held on December 18, 2008 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. (the "Board") considered the continuation of the investment advisory agreement and sub-advisory agreements for the DFA International Value ex Tobacco Portfolio (the "Fund"). (The investment advisory agreement and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged; (vi) comparisons of the services to be rendered and the amounts to be paid under other advisory contracts; and (vii) any benefits to be derived by the Advisor from its relationship with the Fund.

When considering the nature, extent and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board noted that the Fund had been in operation less than six-months, and therefore, Lipper Reports comparing the performance of the Fund with other funds in its respective peer group and peer universe were not available. The Board reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, since the Fund's inception. The Board determined, among other things, that the performance of the Fund was acceptable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund were favorable in relation to its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered

19

the profitability to the Advisor of managing the Fund and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, including factors relating to the current level of fees and expenses and the profitability of the Advisor with respect to the Fund, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreements for the Fund was in the best interests of the Fund and its shareholders.

20

DFA043009-021S

ITEM 2.          CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.          AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.          AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.          INVESTMENTS.

(a)           Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below.  Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments.  The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Targeted Value Portfolio	Series of Registrant
U.S. Small Cap Value Portfolio	Series of Registrant
U.S. Core Equity 1 Portfolio	Series of Registrant
U.S. Core Equity 2 Portfolio	Series of Registrant
U.S. Vector Equity Portfolio	Series of Registrant
T.A. U.S. Core Equity 2 Portfolio	Series of Registrant
U.S. Small Cap Portfolio	Series of Registrant
U.S. Micro Cap Portfolio	Series of Registrant
DFA Real Estate Securities Portfolio	Series of Registrant
Large Cap International Portfolio	Series of Registrant
International Core Equity Portfolio	Series of Registrant
T.A. World ex U.S. Core Equity Portfolio	Series of Registrant
DFA International Real Estate Securities Portfolio	Series of Registrant
DFA International Small Cap Value Portfolio	Series of Registrant
International Vector Equity Portfolio	Series of Registrant
Emerging Markets Core Equity Portfolio	Series of Registrant
The U.S. Large Company Series	Master fund for U.S. Large Company Portfolio
The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio

The DFA International Value Series	Master fund for LWAS/DFA International High Book to Market Portfolio
The Japanese Small Company Series	Master fund for Japanese Small Company Portfolio
The Asia Pacific Small Company Series	Master fund for Asia Pacific Small Company Portfolio
The United Kingdom Small Company Series	Master fund for United Kingdom Small Company Portfolio
The Continental Small Company Series	Master fund for Continental Small Company Portfolio
The Emerging Markets Series	Master fund for Emerging Markets Portfolio
The Emerging Markets Small Cap Series	Master fund for Emerging Markets Small Cap Portfolio
Dimensional Emerging Markets Value Fund Inc.	Master fund for Emerging Markets Value Portfolio
Emerging Markets Social Core Equity Portfolio	Series of Registrant
U.S. Social Core Equity 2 Portfolio	Series of Registrant
Tax-Managed U.S. Targeted Value Portfolio	Series of Registrant
Tax-Managed U.S. Small Cap Portfolio	Series of Registrant
Tax-Managed DFA International Value Portfolio	Series of Registrant
The Tax-Managed U.S. Marketwide Value Series	Master fund for Tax-Managed U.S. Marketwide Value Portfolio
The Tax-Managed U.S. Equity Series	Master fund for Tax-Managed U.S. Equity Portfolio
CSTG&E U.S. Social Core Equity 2 Portfolio	Series of Registrant
CSTG&E International Social Core Equity Portfolio	Series of Registrant
U.S. Sustainability Core 1 Portfolio	Series of Registrant
International Sustainability Core 1 Portfolio	Series of Registrant
VA U.S. Targeted Value Portfolio	Series of Registrant
VA U.S. Large Value Portfolio	Series of Registrant
VA International Value Portfolio	Series of Registrant
VA International Small Portfolio	Series of Registrant
DFA International Value ex Tobacco Portfolio	Series of Registrant

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NVDR	Non-Voting Depositary Receipt
PLC	Public Liability Company
REIT	Real Estate Investment Trust
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
●	Security is being fair valued as of April 30, 2009.
(r)	The adjustable rate shown is effective as of April 30, 2009.
§	Affiliated Fund.
–	Amounts designated as - are either zero or rounded to zero

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (78.9%)
Consumer Discretionary — (13.9%)
* #	1-800-FLOWERS.COM, Inc.	44,475	$129,867
*	4Kids Entertainment, Inc.	49,167	62,934
* #	99 Cents Only Stores	170,600	1,832,244
*	A.C. Moore Arts & Crafts, Inc.	58,764	173,354
#	Aaron’s, Inc.	76,518	2,567,944
	Acme United Corp.	8,499	70,032
	Aldila, Inc.	26,679	108,850
*	Alloy, Inc.	69,004	315,348
	American Axle & Manufacturing Holdings, Inc.	89,841	89,841
	American Greetings Corp. Class A	38,000	298,300
* #	America’s Car-Mart, Inc.	54,720	887,558
* #	AnnTaylor Stores Corp.	103,470	764,643
#	Arctic Cat, Inc.	55,393	221,572
	ArvinMeritor, Inc.	107,857	133,743
	Asbury Automotive Group, Inc.	18,700	180,829
*	ATC Technology Corp.	70,673	1,122,994
*	Audiovox Corp. Class A	20,155	112,062
* #	AutoNation, Inc.	285,685	5,059,481
*	Avatar Holdings, Inc.	36,122	671,147
*	Bakers Footwear Group, Inc.	4,901	3,504
*	Ballantyne of Omaha, Inc.	12,462	29,286
#	Barnes & Noble, Inc.	96,594	2,523,035
*	Barry (R.G.) Corp.	13,514	81,354
	Bassett Furniture Industries, Inc.	38,731	87,532
#	Beazer Homes USA, Inc.	103,200	260,064
	bebe stores, inc.	62,684	576,693
	Belo Corp.	22,070	41,933
	Belo Corp. Class A	135,855	230,953
*	Benihana, Inc.	400	2,160
	Big 5 Sporting Goods Corp.	92,711	763,012
* #	BJ’s Restaurants, Inc.	59,056	973,833
#	Blockbuster, Inc. Class A	250,141	200,113
*	Blockbuster, Inc. Class B	41,788	20,894
*	Bluegreen Corp.	29,048	55,482
	Blyth, Inc.	33,609	1,481,485
	Bob Evans Farms, Inc.	32,600	790,550
#	Bon-Ton Stores, Inc.	43,715	128,959
	Books-A-Million, Inc.	32,536	186,757
	Borders Group, Inc.	87,644	239,268
#	Brookfield Homes Corp.	100,832	529,368
	Brown Shoe Company, Inc.	98,956	636,287
	Brunswick Corp.	150,859	902,137
*	Build-A-Bear-Workshop, Inc.	92,109	502,915
* #	Cabela’s, Inc.	285,642	3,659,074

1

*	Cache, Inc.	4,027	18,323
*	California Pizza Kitchen, Inc.	62,200	977,162
#	Callaway Golf Co.	156,990	1,185,274
	Canterbury Park Holding Corp.	1,834	11,004
	Carmike Cinemas, Inc.	39,960	163,037
*	Carriage Services, Inc.	36,140	95,048
* #	Casual Male Retail Group, Inc.	74,715	94,888
	Cato Corp. Class A	1,160	22,295
*	Cavalier Homes, Inc.	9,478	15,733
*	Cavco Industries, Inc.	29,652	695,043
#	Centex Corp.	145,900	1,596,146
*	Champion Enterprises, Inc.	12,571	7,291
*	Charlotte Russe Holding, Inc.	62,385	782,932
* #	Charming Shoppes, Inc.	72,009	251,311
*	Cheesecake Factory, Inc.	61,700	1,071,729
* #	Chico’s FAS, Inc.	260,866	1,993,016
#	Christopher & Banks Corp.	97,092	539,832
	Churchill Downs, Inc.	23,920	832,655
	Cinemark Holdings, Inc.	392,892	3,496,739
*	Citi Trends, Inc.	36,274	890,889
	Coachmen Industries, Inc.	24,733	20,899
*	Coldwater Creek, Inc.	83,600	288,420
	Collectors Universe, Inc.	21,148	84,803
#	Columbia Sportswear Co.	51,500	1,582,080
* #	Conn’s, Inc.	77,776	1,278,637
	Cooper Tire & Rubber Co.	245,300	2,028,631
	Courier Corp.	26,164	410,252
*	Cox Radio, Inc.	48,380	232,224
	CSS Industries, Inc.	7,200	142,992
*	Culp, Inc.	18,935	83,503
* #	Cumulus Media, Inc. Class A	13,246	16,293
*	Cybex International, Inc.	36,000	39,420
*	dELiA*s, Inc.	87,776	188,718
*	Delta Apparel, Inc.	5,900	35,341
*	Destination Maternity Corp.	22,698	304,607
*	DG FastChannel, Inc.	29,777	694,697
* #	Diedrich Coffee, Inc.	1,706	16,582
#	Dillards, Inc. Class A	93,214	718,680
	DineEquity, Inc.	22,900	733,716
*	Dixie Group, Inc.	2,833	5,496
*	Dolan Media Co.	23,900	284,649
*	Dorman Products, Inc.	1,624	17,377
	Dover Downs Gaming & Entertainment, Inc.	12,000	51,240
	Dover Motorsports, Inc.	17,300	27,507
* #	Drew Industries, Inc.	62,469	892,057
* #	DSW, Inc.	20,775	225,824
	E.W. Scripps Co.	53,833	106,051
#	Eastman Kodak Co.	497,700	1,517,985
* #	Eddie Bauer Holdings, Inc.	69,000	22,653
	Emmis Communications Corp. Class A	4,040	1,414
	Entercom Communications Corp.	20,477	33,992
*	Entravision Communications Corp.	41,884	21,361
#	Ethan Allen Interiors, Inc.	7,900	106,255
*	Ever-Glory International Group, Inc.	300	477
*	Famous Dave’s of America, Inc.	1,725	11,661

2

*	Federal-Mogul Corp.	8,000	88,800
#	Finish Line, Inc. Class A	231,108	1,964,418
	Fisher Communications, Inc.	40,043	482,919
#	Foot Locker, Inc.	287,581	3,419,338
*	Franklin Covey Co.	47,750	200,072
*	Franklin Electronic Publishers, Inc.	2,819	2,255
	Fred’s, Inc.	97,335	1,329,596
*	Full House Resorts, Inc.	13,700	29,455
	Furniture Brands International, Inc.	77,700	245,532
*	GameTech International, Inc.	1,700	2,278
*	Gaming Partners International Corp.	9,870	58,924
* #	Gander Mountain Co.	44,161	172,228
#	Gannett Co., Inc.	124,376	486,310
* #	Gaylord Entertainment Co.	93,050	1,297,117
* #	Genesco, Inc.	82,147	1,871,309
*	Gentek, Inc.	22,649	432,369
*	G-III Apparel Group, Ltd.	63,741	511,203
*	Great Wolf Resorts, Inc.	26,659	98,372
#	Group 1 Automotive, Inc.	84,111	1,791,564
#	Harte-Hanks, Inc.	112,541	929,589
#	Haverty Furniture Co., Inc.	83,368	904,543
*	Hawk Corp.	18,858	270,612
	Hearst-Argyle Television, Inc.	60,547	272,461
	Heelys, Inc.	114,416	209,381
*	Helen of Troy, Ltd.	130,036	2,074,074
*	Hollywood Media Corp.	17,128	16,443
	Hooker Furniture Corp.	19,941	233,709
* #	Hot Topic, Inc.	114,146	1,397,147
* #	Iconix Brand Group, Inc.	257,210	3,667,815
* #	Image Entertainment, Inc.	1,767	1,431
#	International Speedway Corp. Class A	5,865	138,883
* #	Isle of Capri Casinos, Inc.	147,357	1,582,614
*	J. Alexander’s Corp.	1,990	7,960
* #	JAKKS Pacific, Inc.	20,099	254,252
*	Jarden Corp.	333,443	6,702,204
*	Jo-Ann Stores, Inc.	111,790	2,047,993
	Johnson Outdoors, Inc.	951	6,029
	Jones Apparel Group, Inc.	172,483	1,593,743
* #	Jos. A. Bank Clothiers, Inc.	11,600	469,104
	Journal Communications, Inc. Class A	107,437	166,527
#	KB HOME	139,700	2,524,379
	Kenneth Cole Productions, Inc. Class A	43,054	297,934
	Kimball International, Inc. Class B	107,995	592,893
*	Kona Grill, Inc.	581	1,220
	KSW, Inc.	10,436	28,282
	K-Swiss, Inc. Class A	68,799	690,742
*	Lakeland Industries, Inc.	27,627	206,926
*	Lakes Entertainment, Inc.	61,914	194,410
	Landry’s Restaurants, Inc.	10,400	95,056
*	Lazare Kaplan International, Inc.	3,092	4,143
	La-Z-Boy, Inc.	86,761	230,784
*	LeapFrog Enterprises, Inc.	36,300	64,977
#	Leggett & Platt, Inc.	99,747	1,432,367
#	Lennar Corp. Class A	159,200	1,550,608
	Libbey, Inc.	11,570	14,115

3

*	Liberty Media Corp. Capital Class A	166,331	1,946,073
#	Lifetime Brands, Inc.	50,968	143,220
*	LIN TV Corp.	13,138	21,021
*	Lincoln Educational Services Corp.	7,465	123,844
	Lithia Motors, Inc. Class A	56,674	165,488
*	Live Nation, Inc.	126,200	493,442
	Liz Claiborne, Inc.	117,460	556,760
*	Lodgian, Inc.	10,400	26,728
*	Luby’s, Inc.	118,403	634,640
#	M/I Homes, Inc.	58,849	898,624
* #	MarineMax, Inc.	46,600	212,030
*	McCormick & Schmick’s Seafood Restaurants, Inc.	36,561	258,852
	MDC Holdings, Inc.	38,559	1,317,947
#	Media General, Inc. Class A	57,560	149,656
#	Meredith Corp.	160,422	4,023,384
* #	Meritage Homes Corp.	130,250	2,710,502
	Modine Manufacturing Co.	48,924	186,890
* #	Mohawk Industries, Inc.	106,140	5,021,483
*	Monarch Casino & Resort, Inc.	16,627	169,928
#	Monro Muffler Brake, Inc.	17,713	442,294
*	Morton’s Restaurant Group, Inc.	45,262	210,016
	Movado Group, Inc.	77,123	707,218
*	MTR Gaming Group, Inc.	16,540	34,072
* #	Multimedia Games, Inc.	124,423	263,777
*	Nathan’s Famous, Inc.	789	11,085
	National Presto Industries, Inc.	5,146	366,704
	Nautilus Group, Inc.	98,623	98,623
*	Navarre Corp.	4,638	1,995
	New Frontier Media, Inc.	57,229	112,169
*	New Motion, Inc.	8,472	7,879
*	New York & Co., Inc.	91,763	532,225
	OfficeMax, Inc.	37,700	280,865
*	Orbitz Worldwide, Inc.	55,219	104,916
	Orleans Homebuilders, Inc.	16,969	35,635
	O’Charleys, Inc.	11,200	78,064
*	Outdoor Channel Holdings, Inc.	56,330	421,348
	Oxford Industries, Inc.	56,711	552,365
*	Pacific Sunwear of California, Inc.	109,700	444,285
*	Palm Harbor Homes, Inc.	39,747	120,831
*	PC Mall, Inc.	45,080	288,512
	Pennichuck Corp.	827	16,953
#	Penske Automotive Group, Inc.	323,775	4,290,019
*	Perry Ellis International, Inc.	37,335	273,666
	Phillips-Van Heusen Corp.	104,053	3,020,659
*	Phoenix Footwear Group, Inc.	562	230
* #	Pinnacle Entertainment, Inc.	119,192	1,487,516
*	Playboy Enterprises, Inc. Class B	25,630	77,146
*	Quiksilver, Inc.	69,649	114,921
*	Radio One, Inc. Class D	23,259	10,467
*	RC2 Corp.	76,326	863,247
	RCN Corp.	1,235	5,063
*	Red Lion Hotels Corp.	24,058	109,945
* #	Red Robin Gourmet Burgers, Inc.	44,249	1,086,313
	Regis Corp.	129,051	2,470,036
* #	Rent-A-Center, Inc.	139,700	2,689,225

4

*	Retail Ventures, Inc.	70,909	184,363
* #	Rocky Brands, Inc.	28,343	103,452
#	Royal Caribbean Cruises, Ltd.	156,011	2,298,042
*	Rubio’s Restaurants, Inc.	39,409	210,838
#	Ruby Tuesday, Inc.	150,450	1,155,456
	Russ Berrie & Co., Inc.	14,060	26,855
*	Ruth’s Hospitality Group, Inc.	24,309	87,999
#	Ryland Group, Inc.	104,200	2,157,982
*	Saga Communications, Inc.	12,163	113,238
#	Saks, Inc.	68,500	356,885
	Sauer-Danfoss, Inc.	14,300	59,345
#	Scholastic Corp.	21,300	420,249
	Service Corp. International	386,246	1,749,694
	Shiloh Industries, Inc.	22,466	56,165
*	Shoe Carnival, Inc.	59,843	697,769
*	Shutterfly, Inc.	11,430	146,418
	Sinclair Broadcast Group, Inc. Class A	92,078	102,207
*	Skechers U.S.A., Inc. Class A	153,470	1,795,599
	Skyline Corp.	37,410	775,509
* #	Smith & Wesson Holding Corp.	23,421	167,929
#	Sonic Automotive, Inc.	63,339	326,829
* #	Source Interlink Companies, Inc.	13,085	1,322
*	Spanish Broadcasting System, Inc.	3,773	679
	Spartan Motors, Inc.	109,216	881,373
#	Speedway Motorsports, Inc.	189,735	2,846,025
*	Sport Chalet, Inc. Class A	8,107	4,783
	Sport Supply Group, Inc.	39,560	238,151
	Stage Stores, Inc.	56,007	686,086
	Standard Motor Products, Inc.	9,875	39,500
	Standard Pacific Corp.	385,250	720,417
	Stanley Furniture, Inc.	47,264	484,929
	Stein Mart, Inc.	20,226	88,388
*	Steinway Musical Instruments, Inc.	37,113	498,428
*	Steven Madden, Ltd.	543	15,975
	Stewart Enterprises, Inc.	134,341	468,850
*	Stoneridge, Inc.	53,740	124,139
#	Sturm Ruger & Co., Inc.	17,601	216,668
#	Superior Industries International, Inc.	112,100	1,690,468
	Superior Uniform Group, Inc.	5,139	39,211
*	Syms Corp.	5,305	30,026
	Systemax, Inc.	36,850	621,291
	Talbots, Inc.	40,500	95,580
	Tandy Brand Accessories, Inc.	4,981	10,610
*	Tandy Leather Factory, Inc.	422	1,160
*	Tenneco Automotive, Inc.	3,181	9,734
* #	The Dress Barn, Inc.	135,783	2,055,755
	The Marcus Corp.	77,627	985,863
	The McClatchey Co.	14,230	7,542
#	The Men’s Wearhouse, Inc.	144,734	2,697,842
#	The Pep Boys - Manny, Moe & Jack	132,734	982,232
* #	The Steak n Shake Co.	132,656	1,533,503
* #	The Walking Co. Holdings, Inc.	2,871	5,455
* #	Timberland Co. Class A	45,368	736,776
* #	Toll Brothers, Inc.	273,119	5,533,391
*	TRW Automotive Holdings Corp.	106,421	917,349

5

*	Tuesday Morning Corp.	64,806	220,988
* #	Unifi, Inc.	130,083	117,075
	Unifirst Corp.	37,690	1,405,460
*	Universal Electronics, Inc.	9,400	176,156
* #	Vail Resorts, Inc.	92,600	2,703,920
*	Valassis Communications, Inc.	96,290	497,819
* #	VCG Holding Corp.	58,719	115,676
	Virco Manufacturing Corp.	18,077	57,485
* #	Volcom, Inc.	25,964	350,254
*	Warnaco Group, Inc.	28,316	816,633
*	Wells-Gardner Electronics Corp.	2,193	1,689
* #	West Marine, Inc.	99,983	574,902
#	Whirlpool Corp.	127,927	5,777,183
*	WPT Enterprises, Inc.	4,870	3,652
	Wyndham Worldwide Corp.	205,685	2,402,401
* #	Zale Corp.	72,700	270,443
Total Consumer Discretionary			196,480,497

Consumer Staples — (3.3%)
*	Alliance One International, Inc.	107,828	404,355
#	Andersons, Inc.	41,800	671,726
	B&G Foods, Inc.	177,127	1,084,017
* #	BJ’s Wholesale Club, Inc.	7,300	243,382
*	Cagle’s, Inc. Class A	5,800	12,760
*	Caribou Coffee Co.	28,588	114,352
	CCA Industries, Inc.	16,210	47,009
* #	Central Garden & Pet Co.	92,273	887,666
*	Central Garden & Pet Co. Class A	159,338	1,445,196
#	Chiquita Brands International, Inc.	172,958	1,309,292
*	Coffee Holding Co., Inc.	600	2,220
* #	Collective Brands, Inc.	278,432	4,042,833
*	Constellation Brands, Inc. Class A	322,680	3,739,861
	Corn Products International, Inc.	109,727	2,622,475
*	Craft Brewers Alliance, Inc.	7,845	17,024
#	Del Monte Foods Co.	386,240	2,916,112
*	Elizabeth Arden, Inc.	48,345	418,668
	Farmer Brothers Co.	32,164	635,239
*	Fresh Del Monte Produce, Inc.	4,016	58,312
	Great Atlantic & Pacific Tea, Inc.	1,400	10,276
* #	Hain Celestial Group, Inc.	136,153	2,272,394
	Imperial Sugar Co.	50,971	333,860
	Ingles Market, Inc. Class A	31,680	494,525
	Inter Parfums, Inc.	24,510	190,198
	J & J Snack Foods Corp.	17,325	671,517
	J.M. Smucker Co.	53,410	2,104,354
#	Lance, Inc.	36,419	843,464
#	Mannatech, Inc.	27,262	119,135
*	Maui Land & Pineapple Co., Inc.	16,114	102,324
*	Monterey Pasta Co.	1,400	1,848
#	Nash-Finch Co.	22,400	656,096
*	Natural Alternatives International, Inc.	6,368	38,272
*	NBTY, Inc.	200	5,182
*	Omega Protein Corp.	15,861	50,597
*	Pantry, Inc.	75,574	1,785,058
*	Parlux Fragrances, Inc.	43,800	105,120

6

	PepsiAmericas, Inc.	160,714	3,948,743
*	Prestige Brands Holdings, Inc.	251,830	1,626,822
	PriceSmart, Inc.	4,000	71,400
	Reddy Ice Holdings, Inc.	810	1,822
#	Ruddick Corp.	28,372	728,026
#	Sanderson Farms, Inc.	23,677	944,712
*	Sanfilippo (John B.) & Son, Inc.	17,226	98,188
	Seaboard Corp.	540	504,900
*	Smart Balance, Inc.	28,079	197,395
* #	Smithfield Foods, Inc.	167,724	1,449,135
	Spartan Stores, Inc.	6,410	104,291
	Tasty Baking Co.	22,530	95,752
* #	TreeHouse Foods, Inc.	65,340	1,737,391
#	Universal Corp.	44,454	1,340,733
	Weis Markets, Inc.	45,962	1,700,134
*	Winn-Dixie Stores, Inc.	142,499	1,633,039
Total Consumer Staples			46,639,202

Energy — (4.3%)
* #	Allis-Chalmers Energy, Inc.	112,217	216,579
#	Alon USA Energy, Inc.	154,395	1,960,816
*	Approach Resources, Inc.	860	6,106
*	Basic Energy Services, Inc.	69,175	705,585
*	Bill Barret Corp.	49,200	1,278,216
*	Bolt Technology Corp.	14,908	151,614
*	Boots & Coots International Well Control, Inc.	41,514	71,404
*	Brigham Exploration Co.	88,084	206,117
* #	Bristow Group, Inc.	63,479	1,444,782
*	Bronco Drilling Co., Inc.	47,886	262,894
*	Cal Dive International, Inc.	329,661	2,610,915
*	Callon Petroleum Co.	58,196	102,425
	Cimarex Energy Co.	126,477	3,402,231
*	Clayton Williams Energy, Inc.	8,289	248,919
*	Complete Production Services, Inc.	68,418	457,032
* #	Comstock Resources, Inc.	26,970	929,386
*	CREDO Petroleum Corp.	8,883	73,285
*	CVR Energy, Inc.	37,400	275,264
	Delek US Holdings, Inc.	102,479	1,052,459
*	Encore Acquisition Co.	55,664	1,624,832
* #	EXCO Resources, Inc.	78,500	924,730
*	Exterran Holdings, Inc.	95,984	1,982,070
*	Forest Oil Corp.	43,921	702,736
#	General Maritime Corp.	19,181	190,467
*	Geokinetics, Inc.	19,307	90,936
*	Geomet, Inc.	83,279	78,282
*	GeoResources, Inc.	13,599	96,553
* #	Global Industries, Ltd.	10,100	65,347
	Gulf Island Fabrication, Inc.	22,298	288,536
*	Gulfmark Offshore, Inc.	53,056	1,426,145
*	Gulfport Energy Corp.	33,518	99,548
*	Harvest Natural Resources, Inc.	34,000	173,400
*	Hercules Offshore, Inc.	33,973	108,714
*	HKN, Inc.	18,892	32,116
* #	Hornbeck Offshore Services, Inc.	44,091	1,024,234
	Lufkin Industries, Inc.	10,745	375,000

7

*	Mariner Energy, Inc.	110,707	1,259,846
*	Matrix Service Co.	18,900	181,062
*	Mitcham Industries, Inc.	5,515	24,817
*	Natural Gas Services Group, Inc.	48,748	486,505
*	Newfield Exploration Co.	1,100	34,298
*	Newpark Resources, Inc.	319,229	893,841
*	Oil States International, Inc.	100	1,890
*	OMNI Energy Services Corp.	40,308	46,354
#	Overseas Shipholding Group, Inc.	88,953	2,553,841
*	Parker Drilling Co.	184,224	508,458
#	Patterson-UTI Energy, Inc.	45,189	574,352
#	Penn Virginia Corp.	27,300	384,111
*	Petroleum Development Corp.	25,245	409,221
*	PHI, Inc. Non-Voting	39,395	445,951
*	Pioneer Drilling Co.	107,190	535,950
*	Plains Exploration & Production Co.	97,134	1,832,919
*	PowerSecure International, Inc.	39,791	164,735
#	Rowan Companies, Inc.	140,833	2,198,403
*	Royale Energy, Inc.	4,290	8,065
	RPC, Inc.	5,100	54,570
*	SEACOR Holdings, Inc.	38,165	2,508,204
*	Stone Energy Corp.	78,580	338,680
*	Superior Well Services, Inc.	47,600	509,320
* #	Swift Energy Corp.	72,131	780,457
*	T-3 Energy Services, Inc.	5,100	68,493
#	Tesoro Petroleum Corp.	223,940	3,415,085
*	Teton Energy Corp.	5,900	2,183
	Tidewater, Inc.	49,316	2,132,917
#	Toreador Resources Corp.	65,766	243,334
* #	Trico Marine Services, Inc.	37,800	146,664
* #	TXCO Resources, Inc.	1,161	546
*	Union Drilling, Inc.	66,225	396,688
* #	Unit Corp.	74,546	2,034,360
#	USEC, Inc.	442,599	2,739,688
*	Venoco, Inc.	2,700	11,799
#	W&T Offshore, Inc.	95,200	883,456
* #	Western Refining, Inc.	298,300	3,755,597
*	Whiting Petroleum Corp.	40,100	1,313,676
#	World Fuel Services Corp.	47,783	1,821,966
Total Energy			60,441,977

Financials — (19.1%)
#	1st Source Corp.	49,397	970,157
	21st Century Holding Co.	39,772	157,895
	Abigail Adams National Bancorp, Inc.	500	1,025
	Abington Bancorp, Inc.	120,287	1,057,323
	Advance America Cash Advance Centers, Inc.	28,773	115,092
	Advanta Corp. Class A	14,722	11,483
	Advanta Corp. Class B	41,090	48,075
	Affirmative Insurance Holdings, Inc.	18,177	60,166
* #	Allegheny Corp.	8,559	2,171,076
	Allied World Assurance Co. Holdings, Ltd.	24,309	902,836
*	Alphatec Holdings, Inc.	9,793	20,076
	AMBAC Financial Group, Inc.	3,100	2,821
	Amcore Financial, Inc.	76,291	112,148

8

	American Bancorp of New Jersey, Inc.	10,666	107,513
#	American Capital, Ltd.	163,201	504,291
	American Equity Investment Life Holding Co.	226,200	1,273,506
	American Financial Group, Inc.	221,530	3,894,497
	American National Insurance Co.	10,400	705,848
*	American Safety Insurance Holdings, Ltd.	18,527	210,837
* #	AmeriCredit Corp.	308,822	3,140,720
	Ameris Bancorp	67,946	445,046
*	Amerisafe, Inc.	39,016	599,286
	AmeriServe Financial, Inc.	38,161	67,545
*	Argo Group International Holdings, Ltd.	80,495	2,253,055
	Arrow Financial Corp.	9,418	249,389
	Aspen Insurance Holdings, Ltd.	87,900	2,072,682
	Asset Acceptance Capital Corp.	82,988	687,971
#	Associated Banc-Corp.	210,535	3,256,976
	Assured Guaranty, Ltd.	60,100	580,566
#	ASTA Funding, Inc.	4,644	13,375
	Atlantic Coast Federal Corp.	24,764	56,833
* #	B of I Holding, Inc.	13,981	89,618
	Baldwin & Lyons, Inc. Class B	4,725	94,736
#	BancFirst Corp.	21,746	928,554
	BancorpSouth, Inc.	66,900	1,555,425
	BancTrust Financial Group, Inc.	66,720	439,018
	Bank Mutual Corp.	85,949	882,696
*	Bank of Florida Corp.	34,333	109,866
	Bank of Granite Corp.	14,729	30,931
#	Bank of the Ozarks, Inc.	33,288	826,541
#	BankAtlantic Bancorp, Inc.	6,960	16,147
	BankFinancial Corp.	110,457	1,181,890
#	Banner Corp.	71,053	329,686
*	Beneficial Mutual Bancorp, Inc.	1,585	15,945
#	Berkshire Hills Bancorp, Inc.	43,007	970,238
	BGC Partners, Inc. Class A	11,390	29,500
#	Boston Private Financial Holdings, Inc.	283,573	1,307,272
*	Broadpoint Securities Group, Inc.	700	3,017
#	Brookline Bancorp, Inc.	103,039	1,022,147
	Cadence Financial Corp.	24,893	83,889
	Capital City Bank Group, Inc.	37,506	564,090
	Capital Southwest Corp.	15,992	1,243,538
#	Capitol Bancorp, Ltd.	68,639	251,219
	Cardinal Financial Corp.	133,781	1,050,181
	Carver Bancorp, Inc.	400	2,496
	Cascade Financial Corp.	52,897	171,915
#	Cash America International, Inc.	21,801	487,470
#	Cathay General Bancorp	121,206	1,359,931
	Center Bancorp, Inc.	30,763	224,570
	Center Financial Corp.	70,455	178,956
	Centerstate Banks of Florida, Inc.	3,667	44,041
*	Central Jersey Bancorp	11,021	66,016
#	Central Pacific Financial Corp.	121,800	713,748
	Chemical Financial Corp.	44,779	956,032
	Cincinnati Financial Corp.	42,527	1,018,522
	CIT Group, Inc.	151,817	337,034
	Citizens Community Bancorp, Inc.	6,167	37,002
	Citizens First Bancorp, Inc.	5,300	6,837

9

	Citizens Republic Bancorp, Inc.	258,797	434,779
* #	Citizens, Inc.	65,800	474,418
#	City Holding Co.	16,683	491,982
#	City National Corp.	66,910	2,448,906
	Clifton Savings Bancorp, Inc.	4,525	49,684
*	CNA Surety Corp.	110,891	2,134,652
#	CoBiz Financial, Inc.	87,303	512,469
#	Columbia Banking System, Inc.	83,803	829,650
	Comerica, Inc.	121,812	2,555,616
* #	Community Bancorp	4,358	9,805
	Community Bank System, Inc.	59,854	984,598
#	Community Trust Bancorp, Inc.	25,201	762,582
#	Compass Diversified Holdings	135,094	1,207,740
* #	CompuCredit Corp.	176,421	564,547
*	Conseco, Inc.	171,900	275,040
	Consolidated-Tokoma Land Co.	3,402	118,356
*	Consumer Portfolio Services, Inc.	4,986	3,690
*	Core-Mark Holding Co., Inc.	56,429	1,081,744
*	Cowen Group, Inc.	54,938	316,992
*	Crescent Financial Corp.	33,904	133,582
#	CVB Financial Corp.	74,920	450,269
	Danvers Bancorp, Inc.	48,739	707,203
*	Dearborn Bancorp, Inc.	11,256	24,651
	Delphi Financial Group, Inc. Class A	173,206	2,991,268
	Delta Financial Corp.	12,200	—
	Dime Community Bancshares	53,094	442,804
*	Dollar Financial Corp.	30,810	311,181
	Donegal Group, Inc. Class A	37,392	547,419
* #	Doral Financial Corp.	27,300	129,675
* #	E*TRADE Financial Corp.	168,018	240,266
#	East West Bancorp, Inc.	235,706	1,609,872
	Eastern Insurance Holdings, Inc.	28,994	233,982
	EMC Insurance Group, Inc.	2,377	53,863
	Employers Holdings, Inc.	14,900	124,266
*	Encore Bancshares, Inc.	19,948	182,325
*	Encore Capital Group, Inc.	99,497	869,604
	Endurance Specialty Holdings, Ltd.	86,354	2,259,021
	Enterprise Financial Services Corp.	26,386	259,902
	ESSA Bancorp, Inc.	78,257	1,067,425
#	F.N.B. Corp.	202,369	1,521,815
	FBL Financial Group, Inc. Class A	88,639	509,674
	Federal Agriculture Mortgage Corp. Class C	17,036	53,834
	Fidelity National Financial, Inc.	311,710	5,651,302
	Fidelity Southern Corp.	523	1,251
#	Financial Federal Corp.	41,142	1,012,505
*	First Acceptance Corp.	82,555	210,515
	First American Corp.	179,565	5,042,185
	First Bancorp (318672102)	125,527	691,654
	First Bancorp (318910106)	47,417	577,065
#	First Busey Corp.	102,901	805,715
	First Business Financial Services, Inc.	400	5,028
	First Citizens BancShares, Inc.	3,500	418,845
#	First Commonwealth Financial Corp.	137,787	1,194,613
#	First Community Bancshares, Inc.	8,375	121,019
	First Defiance Financial Corp.	22,082	227,445

10

	First Federal Bancshares of Arkansas, Inc.	900	3,613
	First Federal of Northern Michigan Bancorp, Inc.	100	138
	First Financial Bancorp	74,465	803,477
	First Financial Corp.	21,031	780,250
	First Financial Holdings, Inc.	28,770	258,930
#	First Financial Northwest, Inc.	106,499	859,447
#	First Horizon National Corp.	299,226	3,444,102
*	First Marblehead Corp.	39,660	76,147
	First Merchants Corp.	46,420	564,467
*	First Mercury Financial Corp.	93,118	1,231,020
	First Midwest Bancorp, Inc.	74,273	658,059
	First Niagara Financial Group, Inc.	172,435	2,334,770
	First Place Financial Corp.	3,800	21,584
* #	First Regional Bancorp	18,752	23,440
	First Security Group, Inc.	32,786	126,554
#	First South Bancorp, Inc.	2,188	25,293
	First State Bancorporation	31,800	68,688
*	FirstCity Financial Corp.	24,677	77,733
	FirstMerit Corp.	105,428	2,046,357
	Flagstone Reinsurance Holdings, Ltd.	76,228	705,871
	Flushing Financial Corp.	44,157	406,686
#	FNB United Corp.	6,237	19,896
* #	Forestar Group, Inc.	500	6,430
*	FPIC Insurance Group, Inc.	13,855	423,132
#	Frontier Financial Corp.	42,741	60,692
#	Fulton Financial Corp.	264,570	1,748,808
	German American Bancorp, Inc.	10,325	122,867
	GFI Group, Inc.	24,200	98,736
#	Great Southern Bancorp, Inc.	40,038	660,227
#	Greene Bancshares, Inc.	57,597	489,574
*	Greenlight Capital Re, Ltd. Class A	18,082	279,909
*	Guaranty Bancorp	157,763	350,234
*	Hallmark Financial Services, Inc.	88,779	596,595
	Hampden Bancorp, Inc.	17,551	170,245
#	Hampton Roads Bankshares, Inc.	15,712	117,054
	Hanmi Financial Corp.	161,747	250,708
	Hanover Insurance Group, Inc.	99,669	2,988,077
	Harleysville Group, Inc.	51,342	1,484,811
#	Harleysville National Corp.	75,481	661,968
*	Harris & Harris Group, Inc.	139,958	677,397
	HCC Insurance Holdings, Inc.	150,975	3,611,322
	Heartland Financial USA, Inc.	26,919	397,863
	Hercules Technology Growth Capital, Inc.	5,133	30,849
	Heritage Commerce Corp.	44,486	359,447
*	Hilltop Holdings, Inc.	249,901	2,831,378
	Home Bancshares, Inc.	32,891	725,247
	Home Federal Bancorp, Inc.	85,734	865,056
	HopFed Bancorp, Inc.	1,358	12,901
	Horace Mann Educators Corp.	32,800	287,984
#	Horizon Financial Corp.	24,275	36,170
#	Huntington Bancshares, Inc.	250,696	699,442
	IBERIABANK Corp.	39,935	1,824,231
#	Imperial Capital Bancorp, Inc.	5,581	3,125
	Independence Holding Co.	25,486	131,763
#	Independent Bank Corp. (453836108)	53,787	1,073,589

11

#	Independent Bank Corp. (453838104)	48,343	87,017
	Infinity Property & Casualty Corp.	12,200	429,928
	Integra Bank Corp.	33,898	73,220
#	International Bancshares Corp.	120,406	1,626,685
	Intervest Bancshares Corp.	5,409	21,257
*	Investors Bancorp, Inc.	100,377	919,453
	IPC Holdings, Ltd.	33,934	883,641
	Irwin Financial Corp.	65,600	82,656
#	Janus Capital Group, Inc.	32,401	324,982
	JMP Group, Inc.	14,935	80,500
#	Jones Lang LaSalle, Inc.	34,800	1,122,996
	K-Fed Bancorp	15,342	118,900
*	Knight Capital Group, Inc.	37,600	582,424
*	LaBranche & Co., Inc.	28,200	117,876
#	Lakeland Bancorp, Inc.	76,765	653,270
	Lakeland Financial Corp.	19,726	370,257
	Legacy Bancorp, Inc.	39,312	416,314
	LNB Bancorp, Inc.	3,087	17,704
*	Louisiana Bancorp, Inc.	13,598	187,652
#	Macatawa Bank Corp.	43,407	137,600
	MainSource Financial Group, Inc.	69,214	599,393
* #	MarketAxess Holdings, Inc.	48,977	469,689
*	Marlin Business Services, Inc.	5,238	16,709
	Marshall & Ilsley Corp.	52,900	305,762
	Max Capital Group, Ltd.	48,861	808,650
	MB Financial, Inc.	93,786	1,278,303
* #	MBIA, Inc.	417,879	1,976,568
#	MBT Financial Corp.	33,946	85,544
	Meadowbrook Insurance Group, Inc.	166,738	992,091
	Medallion Financial Corp.	41,000	302,170
	Mercantile Bank Corp.	26,124	101,100
	Mercer Insurance Group, Inc.	25,510	372,956
#	Mercury General Corp.	33,693	1,138,150
*	Meridian Interstate Bancorp, Inc.	12,391	98,880
* #	MF Global, Ltd.	103,300	630,130
	MicroFinancial, Inc.	900	2,070
	MidSouth Bancorp, Inc.	10,400	111,592
	Midwest Banc Holdings, Inc.	43,394	70,298
*	Move, Inc.	1,191	2,442
#	Nara Bancorp, Inc.	81,051	300,699
	National Financial Partners Corp.	16,549	116,836
#	National Penn Bancshares, Inc.	279,991	2,265,127
*	Navigators Group, Inc.	28,635	1,299,456
#	NBT Bancorp, Inc.	42,675	1,010,544
	Nelnet, Inc. Class A	94,127	567,586
*	New Century Bancorp, Inc.	700	3,780
	New England Bancshares, Inc.	4,879	29,811
	New Hampshire Thrift Bancshares, Inc.	500	4,535
	New Westfield Financial, Inc.	76,281	712,465
	NewAlliance Bancshares, Inc.	215,412	2,780,969
	NewBridge Bancorp	3,548	7,557
*	NewStar Financial, Inc.	160,131	363,497
	North Valley Bancorp	29,107	140,587
	Northeast Community Bancorp, Inc.	6,450	48,407
	Northfield Bancorp, Inc.	6,173	69,755

12

	Northwest Bancorp, Inc.	74,646	1,312,277
	OceanFirst Financial Corp.	31,134	378,278
*	Ocwen Financial Corp.	157,602	1,752,534
	Odyssey Re Holdings Corp.	88,247	3,378,978
	Old National Bancorp	58,162	792,748
	Old Republic International Corp.	431,692	4,044,954
#	Old Second Bancorp, Inc.	53,273	287,674
	OneBeacon Insurance Group, Ltd.	78,829	915,993
#	Pacific Capital Bancorp	117,234	813,604
*	Pacific Mercantile Bancorp	29,959	101,261
#	PacWest Bancorp	32,911	479,513
#	Park National Corp.	16,231	1,086,665
	Patriot National Bancorp	2,600	10,244
	Peapack-Gladstone Financial Corp.	1,700	32,232
*	Penson Worldwide, Inc.	108,556	1,100,758
	Peoples Bancorp, Inc.	34,696	574,913
* #	PHH Corp.	160,348	2,690,639
*	PICO Holdings, Inc.	47,224	1,416,720
* #	Pinnacle Financial Partners, Inc.	42,222	753,240
*	Piper Jaffray Companies, Inc.	6,200	214,954
	Platinum Underwriters Holdings, Ltd.	300	8,631
*	PMA Capital Corp. Class A	90,318	338,693
*	Portfolio Recovery Associates, Inc.	16,381	572,844
	Preferred Bank	46,879	202,517
	Presidential Life Corp.	38,703	413,735
*	ProAssurance Corp.	29,800	1,309,412
#	Prosperity Bancshares, Inc.	95,483	2,651,563
	Protective Life Corp.	87,959	753,809
#	Provident Bankshares Corp.	146,555	1,288,218
	Provident Financial Holdings, Inc.	3,031	20,035
	Provident Financial Services, Inc.	172,100	1,836,307
	Provident New York Bancorp	75,956	643,347
	PSB Holdings, Inc.	599	2,839
	QC Holdings, Inc.	25,151	161,218
	Radian Group, Inc.	350,927	607,104
	Rainier Pacific Financial Group, Inc.	5,129	6,411
#	Regions Financial Corp.	25,100	112,699
	Reinsurance Group of America, Inc.	118,451	3,765,557
#	Renasant Corp.	95,754	1,350,131
*	Republic First Bancorp, Inc.	4,250	34,978
	Resource America, Inc.	52,996	262,860
*	Rewards Network, Inc.	38,688	144,306
	Riverview Bancorp, Inc.	27,496	96,511
#	RLI Corp.	7,585	364,308
	Rockville Financial, Inc.	18,846	177,341
* #	Rodman & Renshaw Capital Group, Inc.	14,922	6,864
	Roma Financial Corp.	7,242	94,218
	Rome Bancorp, Inc.	6,375	57,375
#	S&T Bancorp, Inc.	15,411	275,395
	Safety Insurance Group, Inc.	33,149	1,095,574
	Sanders Morris Harris Group, Inc.	119,168	538,639
	Sandy Spring Bancorp, Inc.	62,971	1,023,279
	SCBT Financial Corp.	22,252	513,354
*	Seabright Insurance Holdings	97,849	908,039
	Seacoast Banking Corp. of Florida	78,532	331,405

13

#	Security Bank Corp.	3,997	2,278
	Selective Insurance Group, Inc.	150,346	2,219,107
	SI Financial Group, Inc.	4,029	16,116
#	Sierra Bancorp	12,594	151,254
* #	Signature Bank	27,050	735,490
	Simmons First National Corp. Class A	24,019	622,813
	Smithtown Bancorp, Inc.	7,811	104,667
	Somerset Hills Bancorp	4,643	33,662
#	South Financial Group, Inc.	215,155	357,157
	Southern Community Financial Corp.	29,905	107,957
*	Southern Connecticut Bancorp, Inc.	500	2,750
*	Southern First Bancshares, Inc.	600	3,450
	Southside Bancshares, Inc.	15,186	323,465
	Southwest Bancorp, Inc.	63,496	434,948
*	Specialty Underwriters’ Alliance, Inc.	1,400	5,026
#	StanCorp Financial Group, Inc.	39,000	1,069,770
	State Auto Financial Corp.	75,985	1,233,237
	State Bancorp, Inc.	10,321	85,045
	StellarOne Corp.	67,690	871,170
	Sterling Bancorp	28,431	325,251
#	Sterling Bancshares, Inc.	226,682	1,507,435
#	Sterling Financial Corp.	220,927	704,757
	Stewart Information Services Corp.	68,284	1,543,901
*	Stifel Financial Corp.	9,752	480,091
	Student Loan Corp.	1,800	86,688
*	Sun Bancorp, Inc.	75,721	498,249
*	Superior Bancorp	125	529
#	Susquehanna Bancshares, Inc.	305,093	2,459,050
*	Susser Holdings Corp.	53,813	777,598
#	SWS Group, Inc.	39,910	510,449
#	Synovus Financial Corp.	608,100	1,964,163
	Taylor Capital Group, Inc.	46,207	196,380
*	Texas Capital Bancshares, Inc.	65,887	922,418
*	The Bancorp, Inc.	19,296	104,391
#	The Colonial BancGroup, Inc.	283,195	215,228
	The Phoenix Companies, Inc.	48,500	75,660
*	Thomas Weisel Partners Group, Inc.	121,227	547,946
#	TIB Financial Corp.	48,969	152,783
*	Tidelands Bancshares, Inc.	400	1,496
	TierOne Corp.	52,929	112,209
	Tompkins Financial Corp.	8,600	362,490
	TowneBank	22,005	379,146
	Transatlantic Holdings, Inc.	115,613	4,385,201
*	Tree.com, Inc.	2,377	15,260
*	Trenwick Group, Ltd.	38,857	389
#	TriCo Bancshares	33,576	537,216
#	Trustmark Corp.	124,506	2,706,760
#	UCBH Holdings, Inc.	451,733	578,218
#	UMB Financial Corp.	51,733	2,367,819
	Umpqua Holdings Corp.	259,999	2,493,390
	Union Bankshares Corp.	30,427	519,997
*	United America Indemnity, Ltd.	80,956	410,447
#	United Bankshares, Inc.	71,346	1,850,715
#	United Community Banks, Inc.	112,281	724,212
	United Community Financial Corp.	49,476	102,415

14

	United Financial Bancorp, Inc.	89,952	1,193,663
	United Fire & Casualty Co.	62,804	1,172,551
*	United PanAm Financial Corp.	8,250	15,098
	United Western Bancorp, Inc.	30,971	286,482
	Unitrin, Inc.	204,114	3,469,938
*	Universal American Corp.	288,295	2,978,087
	Universal Insurance Holdings, Inc.	8,092	33,015
	Univest Corp. of Pennsylvania	25,788	538,196
	ViewPoint Financial Group	21,099	328,300
* #	Virginia Commerce Bancorp, Inc.	75,742	242,374
*	Virtus Investment Partners, Inc.	2,025	22,984
	W. R. Berkley Corp.	143,115	3,421,880
	Washington Banking Co.	9,759	76,608
#	Washington Federal, Inc.	136,772	1,775,301
#	Washington Trust Bancorp, Inc.	26,323	480,395
#	Webster Financial Corp.	227,845	1,191,629
	Wesbanco, Inc.	51,915	1,032,589
	Wesco Financial Corp.	2,775	829,448
#	West Bancorporation	39,050	343,640
#	West Coast Bancorp	59,450	167,649
* #	Western Alliance Bancorp	167,829	1,092,567
	White Mountains Insurance Group, Ltd.	15,966	3,054,615
#	Whitney Holding Corp.	252,932	3,025,067
	Wilmington Trust Corp.	37,563	545,039
#	Wilshire Bancorp, Inc.	21,796	88,056
#	Wintrust Financial Corp.	103,580	1,760,860
* #	World Acceptance Corp.	3,630	107,738
	Yadkin Valley Financial Corp.	14,867	121,909
	Zenith National Insurance Corp.	68,093	1,551,839
#	Zions Bancorporation	112,583	1,230,532
*	ZipRealty, Inc.	29,150	81,912
Total Financials			271,641,274

Health Care — (5.6%)
*	A.D.A.M., Inc.	9,200	29,900
*	Acadia Pharmaceuticals, Inc.	6,904	6,835
*	Accelrys, Inc.	63,869	287,411
*	Achillion Pharmaceuticals, Inc.	14,700	24,990
*	Adolor Corp.	108,535	244,204
*	Air Methods Corp.	49,109	1,303,844
*	Albany Molecular Research, Inc.	11,902	116,164
*	Allied Healthcare International, Inc.	63,248	98,667
*	Allion Healthcare, Inc.	117,245	653,055
*	Amedisys, Inc.	7,930	265,972
*	America Services Group, Inc.	2,123	30,210
*	American Dental Partners, Inc.	61,759	428,916
*	AMICAS, Inc.	66,450	143,532
*	AMN Healthcare Services, Inc.	156,265	1,076,666
*	Amsurg Corp.	61,453	1,262,245
*	Anadys Pharmaceuticals, Inc.	1,900	4,731
#	Analogic Corp.	21,292	775,029
*	AngioDynamics, Inc.	108,511	1,374,834
*	Anika Therapeutics, Inc.	21,245	119,397
*	Arca Biopharma, Inc.	1,700	16,320
* #	Arena Pharmaceuticals, Inc.	89,943	252,740

15

*	Arqule, Inc.	19,048	84,764
*	Assisted Living Concepts, Inc.	42,512	843,013
*	ATS Medical, Inc.	21,401	57,141
*	Bio-Imaging Technologies, Inc.	18,095	72,380
*	BioScrip, Inc.	165,909	527,591
*	BMP Sunstone Corp.	31,185	121,622
#	Brookdale Senior Living, Inc.	100,100	1,032,031
*	Caliper Life Sciences, Inc.	67,290	96,898
	Cambrex Corp.	95,847	223,324
*	Candela Corp.	3,301	3,070
*	Cantel Medical Corp.	67,827	958,396
*	Capital Senior Living Corp.	84,936	335,497
*	Cardiac Science Corp.	50,750	149,713
*	Cardiovascular Systems, Inc.	2,943	19,247
* #	Celera Corp.	111,107	898,856
* #	Community Health Systems, Inc.	178,748	4,082,604
*	CONMED Corp.	84,860	1,130,335
*	Continucare Corp.	27,050	53,559
#	Cooper Companies, Inc.	102,600	2,949,750
*	CPEX Pharmaceuticals, Inc.	2,010	15,075
*	Cross Country Healthcare, Inc.	21,202	186,790
*	Cutera, Inc.	62,530	392,688
*	Cypress Bioscience, Inc.	40,948	294,826
*	Cytokinetics, Inc.	26,659	49,586
*	Dialysis Corp. of America	200	1,050
*	Digirad Corp.	31,070	42,566
*	DUSA Pharmaceuticals, Inc.	534	705
*	Dynacq Healthcare, Inc.	4,690	16,415
*	Emergent Biosolutions, Inc.	15,215	162,953
* #	Emeritus Corp.	78,400	708,736
*	Enzo Biochem, Inc.	22,412	91,889
*	ev3, Inc.	339,850	2,841,146
*	Evotec AG Sponsored ADR	4,140	7,245
*	Exactech, Inc.	15,846	209,960
*	Five Star Quality Care, Inc.	2,800	4,732
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	43,373	15,181
*	Gentiva Health Services, Inc.	84,121	1,340,048
* #	Greatbatch, Inc.	55,696	1,171,844
*	Hanger Orthopedic Group, Inc.	16,467	229,056
*	Harvard Bioscience, Inc.	33,603	97,449
*	HealthSpring, Inc.	88,101	813,172
*	HealthStream, Inc.	14,316	35,217
*	HealthTronics, Inc.	105,258	153,677
* #	Healthways, Inc.	44,024	459,170
#	Hill-Rom Holdings, Inc.	40,956	531,609
*	Hi-Tech Pharmacal Co., Inc.	51,123	385,979
*	Home Diagnostics, Inc.	66,673	396,038
*	I-Flow Corp.	20,200	101,000
*	Infinity Pharmaceuticals, Inc.	12,300	76,137
*	IntegraMed America, Inc.	18,511	128,281
#	Invacare Corp.	136,923	2,107,245
*	InVentiv Health, Inc.	54,425	603,573
* #	Inverness Medical Innovations, Inc.	131,000	4,229,990
*	Kindred Healthcare, Inc.	47,100	613,242
*	King Pharmaceuticals, Inc.	479,100	3,775,308

16

*	Langer, Inc.	542	293
*	Lannet Co., Inc.	14,439	79,054
	LCA-Vision, Inc.	58,998	339,239
*	LeMaitre Vascular, Inc.	5,923	15,104
*	Lexicon Pharmaceuticals, Inc.	165,656	182,222
*	Life Technologies Corp.	36,116	1,347,127
* #	LifePoint Hospitals, Inc.	99,869	2,581,614
* #	Magellan Health Services, Inc.	36,068	1,066,170
* #	Mannkind Corp.	9,103	37,231
#	Martek Biosciences Corp.	62,911	1,146,238
*	Matrixx Initiatives, Inc.	4,923	84,282
*	Maxygen, Inc.	107,347	627,980
*	MedCath Corp.	94,605	957,403
*	Medical Action Industries, Inc.	7,731	74,991
*	MediciNova, Inc.	802	2,021
	Medicis Pharmaceutical Corp. Class A	52,769	847,998
*	MEDTOX Scientific, Inc.	13,233	107,320
	Merge Healthcare, Inc.	16,120	29,983
* #	Molina Healthcare, Inc.	51,902	1,123,678
*	Nabi Biopharmaceuticals	46,502	159,967
	National Healthcare Corp.	14,705	583,789
* #	Neogen Corp.	1,266	28,700
*	Neurocrine Biosciences, Inc.	23,139	76,359
*	Nighthawk Radiology Holdings, Inc.	58,719	209,627
* #	NovaMed, Inc.	55,548	174,976
*	Nutraceutical International Corp.	53,798	442,220
*	NxStage Medical, Inc.	69,098	154,780
*	Odyssey Healthcare, Inc.	64,686	670,147
	Omnicare, Inc.	156,837	4,032,279
*	Omnicell, Inc.	142,721	1,255,945
*	OraSure Technologies, Inc.	57,593	208,487
*	Osteotech, Inc.	73,008	278,891
*	Palomar Medical Technologies, Inc.	73,714	634,678
* #	Par Pharmaceutical Cos., Inc.	123,330	1,323,331
*	PDI, Inc.	10,655	34,203
	PerkinElmer, Inc.	30,912	450,388
*	PhotoMedex, Inc.	613	978
*	Prospect Medical Holdings, Inc.	6,100	10,431
*	Providence Service Corp.	14,927	146,583
*	Regeneration Technologies, Inc.	157,038	555,915
*	RehabCare Group, Inc.	44,230	738,641
*	Res-Care, Inc.	86,182	1,380,636
*	Rochester Medical Corp.	4,206	44,415
* #	Salix Pharmaceuticals, Ltd.	114,101	1,255,111
*	SciClone Pharmaceuticals, Inc.	4,011	6,377
* #	Sirona Dental Systems, Inc.	94,625	1,548,065
*	Skilled Healthcare Group, Inc.	34,600	302,058
*	Sonic Innovations, Inc.	3,272	2,029
*	SonoSite, Inc.	28,500	514,140
*	Spectranetics Corp.	66,829	260,633
*	SRI/Surgical Express, Inc.	1,900	2,850
*	Sun Healthcare Group, Inc.	20,231	171,357
*	Symmetry Medical, Inc.	52,721	382,754
*	Synovis Life Technologies, Inc.	2,977	45,191
*	Theragenics Corp.	26,560	32,934

17

* #	Thoratec Corp.	38,294	1,112,824
*	Tomotherapy, Inc.	63,906	164,877
*	Transcept Pharmaceuticals, Inc.	4,123	11,957
	Trimeris, Inc.	15,912	31,983
* #	Triple-S Management Corp.	30,605	392,356
*	Varian, Inc.	8,180	270,104
* #	Vical, Inc.	61,606	157,095
*	ViroPharma, Inc.	116,307	654,808
*	Vital Images, Inc.	74,979	759,537
*	Watson Pharmaceuticals, Inc.	83,600	2,586,584
	Young Innovations, Inc.	21,309	330,290
*	Zoll Medical Corp.	1,385	22,271
Total Health Care			79,709,530

Industrials — (11.4%)
#	A.O. Smith Corp.	43,393	1,349,088
*	AAR Corp.	131,210	1,977,335
#	ABM Industries, Inc.	39,849	698,154
*	ACCO Brands Corp.	33,600	70,224
	Aceto Corp.	48,567	347,254
#	Aircastle, Ltd.	237,580	1,568,028
* #	AirTran Holdings, Inc.	405,662	2,819,351
	Alamo Group, Inc.	30,209	340,153
*	Alaska Air Group, Inc.	90,980	1,526,644
	Albany International Corp. Class A	45,052	418,083
	Alexander & Baldwin, Inc.	93,479	2,490,281
*	Allied Defense Group, Inc.	28,681	115,584
*	Altra Holdings, Inc.	17,328	94,784
*	Amerco, Inc.	82,298	2,670,570
	American Railcar Industries, Inc.	81,278	741,255
#	American Woodmark Corp.	32,027	662,959
#	Ameron International Corp.	15,928	942,460
	Ampco-Pittsburgh Corp.	12,000	292,320
*	AMREP Corp.	5,136	95,478
#	Apogee Enterprises, Inc.	45,726	612,728
#	Applied Industrial Technologies, Inc.	202,120	4,547,700
#	Applied Signal Technologies, Inc.	17,892	353,546
*	Argon ST, Inc.	35,520	724,253
#	Arkansas Best Corp.	52,558	1,213,039
*	Armstrong World Industries, Inc.	63,958	1,162,756
* #	Astec Industries, Inc.	22,237	685,344
*	Axsys Technologies, Inc.	883	37,007
	Baldor Electric Co.	101,712	2,359,718
*	Baldwin Technology Co., Inc. Class A	35,743	41,819
#	Barnes Group, Inc.	115,388	1,633,894
	Barrett Business Services, Inc.	33,594	335,940
* #	BE Aerospace, Inc.	5,100	55,029
* #	Beacon Roofing Supply, Inc.	18,069	287,297
#	Belden, Inc.	100,166	1,614,676
*	BlueLinx Holdings, Inc.	103,168	322,916
	Bowne & Co., Inc.	50,622	258,678
#	Brady Co. Class A	57,491	1,211,335
#	Briggs & Stratton Corp.	164,607	2,449,352
*	BTU International, Inc.	15,023	56,186
*	Builders FirstSource, Inc.	89,374	295,828

18

	C&D Technologies, Inc.	59,646	130,625
	Cascade Corp.	9,440	228,165
*	Casella Waste Systems, Inc. Class A	61,297	126,272
* #	CBIZ, Inc.	55,608	437,079
	CDI Corp.	67,025	800,949
*	CECO Environmental Corp.	5,000	17,750
*	Celadon Group, Inc.	106,824	730,676
*	Cenveo, Inc.	6,500	30,680
*	Ceradyne, Inc.	61,449	1,059,381
	Chase Corp.	1,428	13,637
	CIRCOR International, Inc.	71,716	1,845,253
*	Coleman Cable, Inc.	9,004	22,420
*	Columbus McKinnon Corp.	64,632	837,631
*	Commercial Vehicle Group, Inc.	24,579	23,596
*	Competitive Technologies, Inc.	1,700	2,635
*	COMSYS IT Partners, Inc.	6,441	34,008
*	Consolidated Graphics, Inc.	18,934	367,698
* #	Continental Airlines, Inc.	155,900	1,640,068
*	Cornell Companies, Inc.	50,733	922,326
*	Covenant Transport Group Class A	4,900	10,094
*	CPI Aerostructures, Inc.	11,300	83,620
*	CRA International, Inc.	44,786	1,045,305
*	Crocs, Inc.	74,500	167,625
	Cubic Corp.	31,679	909,504
#	Curtiss-Wright Corp.	22,800	728,916
	Diamond Management & Technology Consultants, Inc.	14,638	40,986
*	Dollar Thrifty Automotive Group, Inc.	1,266	4,760
	Ducommun, Inc.	56,442	977,575
*	DXP Enterprises, Inc.	6,800	90,304
#	Eagle Bulk Shipping, Inc.	19,583	127,681
	Electro Rent Corp.	107,896	1,032,565
*	EMCOR Group, Inc.	47,261	982,556
#	Encore Wire Corp.	66,507	1,452,513
*	EnerSys	93,643	1,596,613
	Ennis, Inc.	137,495	1,237,455
*	EnPro Industries, Inc.	85,717	1,368,043
*	Esterline Technologies Corp.	78,483	2,068,027
*	ExpressJet Holdings, Inc.	3,840	4,762
	Federal Signal Corp.	162,947	1,266,098
*	First Advantage Corp.	4,100	58,794
*	Flanders Corp.	57,693	306,350
	Franklin Electric Co., Inc.	13,890	329,054
	Freightcar America, Inc.	51,666	993,537
	G & K Services, Inc. Class A	26,556	663,103
*	Gardner Denver Machinery, Inc.	19,873	529,019
#	GATX Corp.	97,955	2,949,425
*	Gencor Industries, Inc.	12,055	100,539
*	Genesee & Wyoming, Inc.	9,467	284,010
*	GP Strategies Corp.	49,347	197,388
	Granite Construction, Inc.	35,200	1,388,640
	Great Lakes Dredge & Dock Corp.	222,596	881,480
	Greenbrier Companies, Inc.	44,959	382,601
*	Griffon Corp.	192,823	1,671,775
	Hardinge, Inc.	36,596	175,661
*	Hawaiian Holdings, Inc.	27,300	136,227

19

#	HEICO Corp.	9,500	272,745
	HEICO Corp. Class A	8,081	201,621
#	Heidrick & Struggles International, Inc.	48,600	821,340
*	Henry Bros. Electronics, Inc.	2,367	16,261
*	Herley Industries, Inc.	6,985	72,225
* #	Hertz Global Holdings, Inc.	310,535	2,111,638
* #	Hexcel Corp.	9,963	95,545
#	HNI Corp.	26,100	404,550
*	Hoku Scientific, Inc.	12,755	34,821
	Horizon Lines, Inc. Class A	4,700	25,004
*	HQ Sustainable Maritime Industries, Inc.	7,592	70,833
*	Hudson Highland Group, Inc.	90,658	148,679
* #	Hurco Companies, Inc.	19,751	302,783
*	ICF International, Inc.	200	5,502
*	ICT Group, Inc.	62,708	443,973
	Innovative Solutions & Support, Inc.	15,799	75,835
*	Insituform Technologies, Inc. Class A	82,846	1,270,029
	Insteel Industries, Inc.	32,123	239,316
* #	Integrated Electrical Services, Inc.	10,211	98,128
*	Interline Brands, Inc.	141,927	1,839,374
	International Shipholding Corp.	8,800	184,800
*	Intersections, Inc.	27,719	91,196
* #	JetBlue Airways Corp.	427,270	2,106,441
*	Kadant, Inc.	24,300	299,862
	Kaman Corp. Class A	29,667	501,669
* #	Kansas City Southern	58,100	886,025
	Kelly Services, Inc. Class A	138,463	1,572,940
*	Kenexa Corp.	64,339	422,064
#	Kennametal, Inc.	141,603	2,895,781
*	Key Technology, Inc.	5,576	58,771
*	Kforce, Inc.	161,830	1,765,565
* #	Korn/Ferry International	36,700	388,653
	L.S. Starrett Co. Class A	2,000	20,480
*	LaBarge, Inc.	7,095	58,534
*	Ladish Co., Inc.	17,986	136,154
*	Layne Christensen Co.	43,050	932,463
*	LECG Corp.	92,166	268,203
*	Limco-Piedmont, Inc.	850	2,100
*	LMI Aerospace, Inc.	30,484	200,890
	LSI Industries, Inc.	94,561	530,487
*	Lydall, Inc.	19,946	85,568
*	M&F Worldwide Corp.	36,216	577,645
*	Mac-Gray Corp.	14,448	99,691
*	Magnetek, Inc.	8,341	14,597
*	Marten Transport, Ltd.	45,796	949,809
	Masco Corp.	537,852	4,765,369
	McGrath Rentcorp	30,635	647,624
*	Medialink Worldwide, Inc.	1,903	213
	Met-Pro Corp.	25,037	255,127
*	MFRI, Inc.	17,776	90,480
*	Miller Industries, Inc.	30,016	240,128
	Mine Safety Appliances Co.	13,517	333,194
* #	Mobile Mini, Inc.	152,246	2,085,770
*	Moog, Inc. Class A	1,318	35,296
	Mueller Industries, Inc.	68,985	1,515,600

20

	Mueller Water Products, Inc.	483,894	2,027,516
	NACCO Industries, Inc. Class A	29,017	1,109,900
	National Technical Systems, Inc.	11,476	36,149
* #	Navigant Consulting, Inc.	36,494	536,827
* #	NCI Building Systems, Inc.	66,995	264,630
*	North America Galvanizing & Coatings, Inc.	44,640	207,576
*	Ocean Power Technologies, Inc.	50	328
* #	Old Dominion Freight Line, Inc.	11,975	337,096
*	On Assignment, Inc.	180,891	636,736
	Oshkosh Truck Corp. Class B	61,800	593,280
* #	Owens Corning, Inc.	149,200	2,670,680
*	P.A.M. Transportation Services, Inc.	17,680	94,058
*	Paragon Technologies, Inc.	836	1,680
*	Park-Ohio Holdings Corp.	28,983	134,771
	Pentair, Inc.	29,495	785,747
*	Perini Corp.	35,200	608,960
*	PGT, Inc.	79,608	171,157
*	Pike Electric Corp.	33,639	349,173
*	Pinnacle Airlines Corp.	27,670	57,554
	Portec Rail Products, Inc.	24,098	192,784
*	Powell Industries, Inc.	8,068	290,367
*	Power-One, Inc.	19,762	23,912
#	Quanex Building Products Corp.	33,489	343,262
#	Quixote Corp.	6,788	19,346
	R. R. Donnelley & Sons Co.	26,300	306,395
*	RCM Technologies, Inc.	9,315	12,389
#	Regal-Beloit Corp.	59,644	2,423,336
*	Republic Airways Holdings, Inc.	20,900	149,644
	Robbins & Myers, Inc.	17,983	340,778
*	Rush Enterprises, Inc. Class A	91,039	1,198,073
*	Rush Enterprises, Inc. Class B	1,650	18,348
	Ryder System, Inc.	101,652	2,814,744
*	Saia, Inc.	5,410	70,655
	Schawk, Inc.	83,796	602,493
* #	School Specialty, Inc.	24,981	468,893
*	SIFCO Industries, Inc.	9,963	79,206
#	Simpson Manufacturing Co., Inc.	66,270	1,475,170
	SkyWest, Inc.	232,472	2,798,963
*	SL Industries, Inc.	5,500	41,525
*	Sparton Corp.	6,498	8,772
*	Spherion Corp.	28,700	103,033
#	Standard Register Co.	34,446	179,808
	Standex International Corp.	40,911	567,436
	Steelcase, Inc. Class A	133,859	606,381
*	Sterling Construction Co., Inc.	10,541	197,855
	Sypris Solutions, Inc.	11,057	8,403
	TAL International Group, Inc.	96,989	929,155
	Technology Research Corp.	4,545	8,931
	Tecumseh Products Co. Class A	6,200	63,302
*	Tecumseh Products Co. Class B	2,200	23,804
	Tennant Co.	1,209	17,978
	The Brink’s Co.	68,285	1,935,880
*	The GEO Group, Inc.	21,405	355,965
*	Thomas & Betts Corp.	33,591	1,045,352
	Timken Co.	151,612	2,437,921

21

	Titan International, Inc.	25,900	156,695
*	Titan Machinery, Inc.	38,949	394,553
*	TRC Companies, Inc.	18,100	48,327
	Tredegar Industries, Inc.	20,400	358,632
* #	Trex Co., Inc.	11,230	122,969
#	Trinity Industries, Inc.	128,894	1,883,141
#	Triumph Group, Inc.	72,319	2,988,944
*	TrueBlue, Inc.	52,374	508,552
	Twin Disc, Inc.	15,192	103,609
*	U.S. Home Systems, Inc.	5,514	11,414
*	United Rentals, Inc.	115,935	702,566
*	United Stationers, Inc.	32,259	1,055,837
	Universal Forest Products, Inc.	49,319	1,655,146
*	Universal Security Instruments, Inc.	100	425
*	URS Corp.	69,600	3,066,576
*	US Airways Group, Inc.	2,400	9,096
*	USA Truck, Inc.	51,915	729,925
*	Versar, Inc.	19,279	47,812
	Viad Corp.	57,658	1,100,115
	Vicor Corp.	9,702	52,100
*	Volt Information Sciences, Inc.	93,189	669,097
	Wabash National Corp.	146,011	182,514
*	Waste Services, Inc.	83,749	452,245
#	Watts Water Technologies, Inc.	87,810	1,954,651
*	WCA Waste Corp.	26,251	53,815
#	Werner Enterprises, Inc.	92,392	1,510,609
*	WESCO International, Inc.	23,183	602,758
*	Willis Lease Finance Corp.	4,400	50,160
* #	YRC Worldwide, Inc.	145,423	440,632
Total Industrials			162,258,883

Information Technology — (15.7%)
*	3Com Corp.	1,429,966	5,791,362
* #	Acacia Research	2,100	9,093
*	Acorn Energy, Inc.	7,699	18,863
*	Actel Corp.	68,501	847,357
*	ActivIdentity Corp.	65,866	141,612
*	Actuate Corp.	46,000	170,200
	Acxiom Corp.	144,032	1,389,909
*	Adaptec, Inc.	238,018	680,731
* #	ADC Telecommunications, Inc.	56,663	417,040
*	Advanced Analogic Technologies, Inc.	69,045	331,416
*	Advanced Energy Industries, Inc.	129,311	1,090,092
*	Aetrium, Inc.	10,867	14,236
	Agilysys, Inc.	24,993	150,708
	American Software, Inc. Class A	38,542	213,908
*	Amtech Systems, Inc.	34,752	145,611
*	Anadigics, Inc.	47,151	142,396
*	Anaren, Inc.	47,248	614,696
* #	Anixter International, Inc.	78,886	3,138,085
*	Applied Micro Circuits Corp.	146,398	797,869
* #	Ariba, Inc.	16,883	162,246
* #	Arris Group, Inc.	291,680	3,112,226
*	Arrow Electronics, Inc.	227,021	5,162,458
	Astro-Med, Inc.	500	2,755

22

	Atlantic Tele-Network, Inc.	8,010	176,861
*	ATMI, Inc.	8,520	134,531
*	Autobytel, Inc.	13,846	7,477
*	Avid Technology, Inc.	157,142	1,739,562
*	Avnet, Inc.	214,386	4,692,910
*	Avocent Corp.	152,721	2,205,291
#	AVX Corp.	313,481	3,137,945
*	Aware, Inc.	46,420	109,087
*	AXT, Inc.	47,651	40,503
	Bel Fuse, Inc. Class B	32,726	529,507
*	Benchmark Electronics, Inc.	298,403	3,619,628
	Black Box Corp.	70,836	1,938,781
*	Borland Software Corp.	8,699	6,611
*	Bottomline Technologies, Inc.	36,340	285,269
*	Brightpoint, Inc.	329,157	1,714,908
*	Brooks Automation, Inc.	164,447	1,022,860
*	BSQUARE Corp.	5,207	12,236
*	Cabot Microelectronics Corp.	28,379	817,599
*	CACI International, Inc. Class A	34,741	1,374,007
* #	Cadence Design Systems, Inc.	36,100	201,438
*	CalAmp Corp.	17,600	14,080
*	California Micro Devices Corp.	98,911	277,940
*	CallWave, Inc.	32,573	27,687
*	Cascade Microtech, Inc.	12,312	40,630
*	Catapult Communications Corp.	22,221	164,213
*	CEVA, Inc.	52,379	432,127
*	Checkpoint Systems, Inc.	159,906	1,942,858
*	Chordiant Software, Inc.	15,384	49,229
*	Ciber, Inc.	35,746	115,460
* #	Ciena Corp.	15,500	185,225
*	Cirrus Logic, Inc.	145,493	676,542
#	Cognex Corp.	54,744	770,248
* #	Coherent, Inc.	76,938	1,461,822
	Cohu, Inc.	99,406	970,203
*	CommScope, Inc.	7,595	190,635
	Communications Systems, Inc.	36,927	308,710
*	Comtech Telecommunications Corp.	16,715	559,451
* #	Comverge, Inc.	9,673	74,192
*	Concurrent Computer Corp.	40,327	190,747
*	Convergys Corp.	268,069	2,710,178
*	CPI International, Inc.	76,081	833,087
*	Cray, Inc.	79,587	334,265
	CTS Corp.	17,100	103,797
*	CyberOptics Corp.	13,297	61,831
* #	CyberSource Corp.	68	993
*	Cymer, Inc.	22,280	632,975
*	Cypress Semiconductor Corp.	581,763	4,613,381
*	Datalink Corp.	18,335	60,872
	Dataram Corp.	5,044	6,658
*	DDi Corp.	88,841	302,059
*	DealerTrack Holdings, Inc.	81,196	1,232,555
*	Digi International, Inc.	93,977	683,213
*	Digimarc Corp.	10,021	99,809
*	Ditech Networks, Inc.	15,551	15,242
*	DivX, Inc.	83,113	426,370

23

*	Dot Hill Systems Corp.	2,118	1,631
*	DSP Group, Inc.	123,277	775,412
*	Dycom Industries, Inc.	175,657	1,479,032
*	Dynamics Research Corp.	45,683	376,885
*	EDCI Holdings, Inc.	836	3,887
*	Edgewater Technology, Inc.	27,998	66,915
*	Electro Scientific Industries, Inc.	14,500	124,700
*	Electronics for Imaging, Inc.	222,811	2,188,004
* #	EMCORE Corp.	6,600	8,184
*	EMS Technologies, Inc.	41,830	796,862
*	Emulex Corp.	49,900	522,453
*	Endwave Corp.	16,023	44,223
*	Entegris, Inc.	125,757	186,120
*	Entorian Technologies, Inc.	11,791	3,184
*	Epicor Software Corp.	117,085	646,309
* #	EPIQ Systems, Inc.	88,739	1,372,792
*	ePlus, Inc.	17,050	204,430
*	Euronet Worldwide, Inc.	170,179	2,753,496
*	Exar Corp.	77,466	476,416
*	Extreme Networks, Inc.	198,560	349,466
#	Fair Isaac Corp.	2,200	37,004
*	Fairchild Semiconductor Corp. Class A	173,927	1,071,390
*	Faro Technologies, Inc.	63,008	955,201
* #	FEI Co.	44,820	770,008
	Fidelity National Information Services, Inc.	259,600	4,633,860
*	FormFactor, Inc.	119,215	2,077,917
*	FortuNet, Inc.	10,899	35,749
	Frequency Electronics, Inc.	19,458	64,601
*	Gerber Scientific, Inc.	77,296	305,319
	Gevity HR, Inc.	31,500	124,740
*	Globecomm Systems, Inc.	95,469	649,189
*	GSI Technology, Inc.	58,217	179,891
*	GTSI Corp.	13,894	62,523
*	Hackett Group, Inc.	42,104	94,734
* #	Harris Stratex Networks, Inc. Class A	106,519	428,206
* #	Hutchinson Technology, Inc.	33,100	63,552
*	Hypercom Corp.	99,853	107,841
*	I.D. Systems, Inc.	47,374	186,180
* #	i2 Technologies, Inc.	400	3,568
*	IAC/InterActiveCorp	221,621	3,550,368
*	iBasis, Inc.	52,681	55,315
*	ICx Technologies, Inc.	4,939	18,472
*	Ikanos Communications, Inc.	48,139	70,764
	Imation Corp.	163,180	1,631,800
*	Immersion Corp.	77,767	324,288
*	infoGROUP, Inc.	101,887	412,642
	InfoSpace, Inc.	154,621	1,025,137
*	Ingram Micro, Inc.	317,283	4,606,949
*	Insight Enterprises, Inc.	106,222	607,590
*	Integrated Device Technology, Inc.	652,749	3,544,427
*	Integrated Silicon Solution, Inc.	70,681	158,325
*	Intelligent Systems Corp.	1,500	1,050
*	Intellon Corp.	3,236	8,770
*	Intermec, Inc.	3,600	43,488
*	Internap Network Services Corp.	198,595	552,094

24

* #	International Rectifier Corp.	195,751	3,304,277
*	Internet Brands, Inc.	57,568	352,892
*	Internet Capital Group, Inc.	25,149	136,559
*	Interphase Corp.	28,274	127,233
#	Intersil Corp.	195,303	2,265,515
*	Intevac, Inc.	69,068	475,879
*	IntriCon Corp.	4,167	12,668
*	iPass, Inc.	94,281	107,480
*	Ixia	114,375	658,800
	IXYS Corp.	57,426	547,844
	Jabil Circuit, Inc.	387,509	3,138,823
*	JDA Software Group, Inc.	78,822	1,112,178
*	JDS Uniphase Corp.	160,985	742,141
	Keithley Instruments, Inc.	38,527	133,303
*	Key Tronic Corp.	13,104	19,001
*	Keynote Systems, Inc.	15,371	118,510
*	Kopin Corp.	131,695	362,161
*	Kratos Defense & Security Solutions, Inc.	77,238	61,018
*	Kulicke & Soffa Industries, Inc.	7,600	30,400
*	KVH Industries, Inc.	41,965	230,808
* #	L-1 Identity Solutions, Inc.	213,724	1,564,460
*	Lattice Semiconductor Corp.	201,876	351,264
*	Lawson Software, Inc.	301,887	1,627,171
*	Leadis Technolgies, Inc.	5,096	3,160
*	LeCroy Corp.	15,528	50,466
*	Lionbridge Technologies, Inc.	72,746	98,207
*	Littlefuse, Inc.	25,900	424,501
*	LoJack Corp.	32,270	110,363
*	LookSmart, Ltd.	39,525	49,406
*	Loral Space & Communications, Inc.	61,361	1,432,779
*	LTX-Credence Corp.	8,611	4,219
*	Macrovision Solutions Corp.	191,465	3,871,422
*	Management Network Group, Inc.	39,602	12,277
	Marchex, Inc. Class B	66,887	302,329
*	Mattson Technology, Inc.	162,444	186,811
#	Maximus, Inc.	15,691	632,818
*	Measurement Specialties, Inc.	26,411	179,331
	MedQuist, Inc.	5,372	14,719
* #	Mentor Graphics Corp.	172,615	1,159,973
*	Mercury Computer Systems, Inc.	95,026	771,611
	Methode Electronics, Inc.	175,972	1,059,351
* #	Micron Technology, Inc.	493,000	2,405,840
*	Microtune, Inc.	39,815	83,213
*	MIPS Technologies, Inc.	120,336	399,516
*	MKS Instruments, Inc.	84,500	1,322,425
*	ModusLink Global Solutions, Inc.	110,677	409,505
	Molex, Inc. Class A	24,220	370,324
*	MoSys, Inc.	26,679	37,351
*	MPS Group, Inc.	70,300	565,212
*	MSC.Software Corp.	164,201	1,008,194
* #	Multi-Fineline Electronix, Inc.	86,854	1,743,160
*	Nanometrics, Inc.	21,118	42,658
*	Napco Security Technologies, Inc.	17,262	22,958
*	NETGEAR, Inc.	83,649	1,339,220
*	Network Engines, Inc.	3,553	2,523

25

*	Network Equipment Technologies, Inc.	8,084	31,770
*	Newport Corp.	20,088	100,239
*	Novatel Wireless, Inc.	133,719	915,975
* #	Novell, Inc.	3,529	13,269
* #	Novellus Systems, Inc.	175,837	3,175,616
*	Nu Horizons Electronics Corp.	18,709	52,198
* #	Oclaro, Inc.	44,300	43,857
*	OmniVision Technologies, Inc.	167,370	1,591,689
*	ON Semiconductor Corp.	940	5,095
*	Online Resources Corp.	8,400	36,036
	Openwave Systems, Inc.	1,800	2,160
*	Oplink Communications, Inc.	101,890	1,124,866
*	OPNET Technologies, Inc.	12,404	106,674
*	OpNext, Inc.	190,922	483,033
*	Optelecom-NKF, Inc.	7,460	28,199
*	Optical Cable Corp.	17,463	48,547
* #	Orbcomm, Inc.	118,694	151,928
*	OSI Systems, Inc.	77,968	1,461,900
*	PAR Technology Corp.	35,226	184,232
	Park Electrochemical Corp.	17,500	360,500
*	PC Connection, Inc.	68,135	337,268
	PC-Tel, Inc.	34,660	168,794
*	PDF Solutions, Inc.	84,799	151,790
	Pegasystems, Inc.	37,329	652,138
*	Perceptron, Inc.	12,528	45,226
*	Perficient, Inc.	112,204	782,062
*	Performance Technologies, Inc.	55,291	153,156
*	Pericom Semiconductor Corp.	104,813	933,884
*	Perot Systems Corp.	102,711	1,444,117
*	Pervasive Software, Inc.	22,726	111,585
*	Photronics, Inc.	12,218	20,404
*	Physicians Formula Holdings, Inc.	31,016	75,989
	Plantronics, Inc.	59,600	759,304
*	PLATO Learning, Inc.	34,531	102,212
*	Plexus Corp.	55,810	1,236,192
*	PLX Technology, Inc.	75,659	256,484
* #	Powerwave Technologies, Inc.	52,640	44,744
*	Presstek, Inc.	36,007	69,494
* ●	Price Communications Liquidation Trust	21,600	2,950
	Qualstar Corp.	10,500	24,990
* #	Quest Software, Inc.	55,100	800,603
*	RadiSys Corp.	111,106	796,630
*	RealNetworks, Inc.	574,161	1,412,436
* #	RF Micro Devices, Inc.	75,827	159,995
	Richardson Electronics, Ltd.	70,362	251,896
*	Rimage Corp.	18,969	279,224
*	Rofin-Sinar Technologies, Inc.	22,989	489,896
*	Rogers Corp.	23,200	590,440
* #	Rubicon Technology, Inc.	5,000	42,400
*	Rudolph Technologies, Inc.	46,989	245,752
*	S1 Corp.	105,457	653,833
*	Salary.com, Inc.	1,300	2,873
*	Sandisk Corp.	171,319	2,693,135
* #	ScanSource, Inc.	33,390	825,067
*	SCM Microsystems, Inc.	6,666	15,798

26

*	SeaChange International, Inc.	139,445	874,320
*	Semitool, Inc.	74,544	354,084
* #	Sigma Designs, Inc.	120,256	1,553,708
*	Silicon Image, Inc.	145,710	396,331
*	Silicon Storage Technology, Inc.	100,468	185,866
* #	Skyworks Solutions, Inc.	333,625	2,949,245
*	Smart Modular Technologies (WWH), Inc.	41,887	103,042
*	Smith Micro Software, Inc.	65,398	562,423
*	Soapstone Networks, Inc.	77,517	286,038
*	Sonic Solutions, Inc.	3,494	7,687
*	SonicWALL, Inc.	250,826	1,361,985
*	Spectrum Control, Inc.	62,971	445,205
*	SRA International, Inc.	36,400	560,196
*	SRS Labs, Inc.	7,834	44,497
*	Standard Microsystems Corp.	95,473	1,514,202
	StarTek, Inc.	38,275	157,693
* #	STEC, Inc.	45,135	433,296
*	SumTotal Systems, Inc.	136,790	526,642
*	Super Micro Computer, Inc.	4,819	25,155
*	SupportSoft, Inc.	180,804	406,809
*	Sycamore Networks, Inc.	1,172,970	3,460,262
*	Sykes Enterprises, Inc.	69,856	1,373,369
*	Symmetricom, Inc.	77,803	387,459
*	SYNNEX Corp.	72,838	1,568,202
	Take-Two Interactive Software, Inc.	66,614	604,855
*	Tech Data Corp.	220,978	6,361,957
	Technitrol, Inc.	29,207	118,872
*	TechTarget, Inc.	4,818	19,320
*	TechTeam Global, Inc.	27,136	140,836
* #	Tekelec	88,513	1,371,952
*	Tellabs, Inc.	658,049	3,448,177
*	Telular Corp.	18,880	37,760
* #	Teradyne, Inc.	443,086	2,631,931
*	Tessco Technologies, Inc.	21,305	194,941
*	The Knot, Inc.	64,390	584,017
	TheStreet.com, Inc.	95,459	203,328
*	TIBCO Software, Inc.	336,065	2,123,931
*	Tollgrade Communications, Inc.	56,777	337,823
*	Track Data Corp.	2,653	2,122
*	Transact Technologies, Inc.	6,244	27,411
*	Trident Microsystems, Inc.	97,598	133,709
*	Triquint Semiconductor, Inc.	324,599	1,243,214
*	TTM Technologies, Inc.	189,966	1,409,548
*	Ultra Clean Holdings, Inc.	31,175	56,739
*	Ultratech, Inc.	34,954	472,578
*	Unica Corp.	2,729	13,072
	United Online, Inc.	364,331	1,930,954
*	UTStarcom, Inc.	219,800	257,166
*	ValueClick, Inc.	17,092	181,175
*	Veeco Instruments, Inc.	50,550	365,982
* #	VeriFone Holdings, Inc.	22,400	168,224
*	Vicon Industries, Inc.	22,202	121,001
*	Video Display Corp.	3,412	11,089
*	Vignette Corp.	14,730	121,670
*	Virage Logic Corp.	88,240	303,546

27

*	Virtusa Corp.	38,271	244,552
*	Vishay Intertechnology, Inc.	247,427	1,452,396
	Wayside Technology Group, Inc.	2,840	20,448
*	Web.com Group, Inc.	98,622	410,268
*	WebMediaBrands, Inc.	7,700	3,927
*	Westell Technologies, Inc.	10,938	4,156
*	Wireless Ronin Technologies, Inc.	27,500	51,700
*	Wireless Telecom Group, Inc.	10,095	5,048
*	WPCS International, Inc.	11,981	23,842
*	ZiLOG, Inc.	8,724	20,065
*	Zoran Corp.	237,067	2,119,379
*	Zygo Corp.	43,307	217,401
Total Information Technology			222,981,086

Materials — (4.7%)
	A. Schulman, Inc.	20,955	328,784
	A.M. Castle & Co.	85,481	828,311
*	American Pacific Corp.	15,474	109,711
	Arch Chemicals, Inc.	29,469	712,560
	Ashland, Inc.	78,930	1,733,303
*	Basin Water, Inc.	13,647	4,094
	Bemis Co., Inc.	32,658	785,098
*	Brush Engineered Materials, Inc.	89,617	1,516,320
*	Buckeye Technologies, Inc.	128,797	663,305
*	Bway Holding Co.	88,011	820,263
	Cabot Corp.	204,579	2,986,853
#	Carpenter Technology Corp.	87,566	1,809,989
	Commercial Metals Co.	13,926	207,219
*	Core Molding Technologies, Inc.	4,804	11,337
#	Cytec Industries, Inc.	55,090	1,094,087
	Ferro Corp.	50,208	139,076
	Friedman Industries, Inc.	19,035	102,218
#	Georgia Gulf Corp.	93,000	102,300
	Gibraltar Industries, Inc.	134,957	904,212
*	Graphic Packaging Holding Co.	137,022	235,678
*	H&E Equipment Services, Inc.	102,369	770,839
	H.B. Fuller Co.	95,744	1,690,839
* #	Headwaters, Inc.	184,400	464,688
*	Horsehead Holding Corp.	98,055	700,113
*	ICO, Inc.	61,062	150,823
	Innophos Holdings, Inc.	32,400	480,492
	Innospec, Inc.	900	7,074
#	Kaiser Aluminum Corp.	65,500	1,934,870
	KMG Chemicals, Inc.	430	2,348
	Kronos Worldwide, Inc.	8,600	64,242
*	Landec Corp.	27,565	186,339
	Louisiana-Pacific Corp.	185,338	754,326
#	Lubrizol Corp.	28,207	1,219,107
*	Maxxam, Inc.	2,600	21,190
	MeadWestavco Corp.	313,877	4,915,314
	Minerals Technologies, Inc.	35,226	1,310,055
* #	Mines Management, Inc.	7,631	11,828
*	Mod-Pac Corp.	823	2,016
	Myers Industries, Inc.	160,884	1,613,667
	Neenah Paper, Inc.	31,682	158,727

28

	NL Industries, Inc.	87,719	1,062,277
	NN, Inc.	2,900	3,799
*	Northern Technologies International Corp.	3,000	15,720
*	Northwest Pipe Co.	31,326	1,188,195
	Olympic Steel, Inc.	26,001	476,858
*	OM Group, Inc.	117,656	3,277,896
	P.H. Glatfelter Co.	175,489	1,558,342
	Penford Corp.	49,140	219,656
*	PolyOne Corp.	131,861	361,299
	Quaker Chemical Corp.	7,900	92,430
	Reliance Steel & Aluminum Co.	88,328	3,111,795
#	Rock-Tenn Co. Class A	64,111	2,420,831
*	Rockwood Holdings, Inc.	92,201	1,134,072
*	Rosetta Resources, Inc.	117,807	830,539
* #	RTI International Metals, Inc.	31,800	413,718
#	Schnitzer Steel Industries, Inc. Class A	15,400	763,224
	Schweitzer-Maudoit International, Inc.	67,400	1,548,178
#	Sensient Technologies Corp.	73,185	1,711,065
	Spartech Corp.	130,182	511,615
	Steel Dynamics, Inc.	6,600	82,170
#	Stepan Co.	19,519	772,367
*	Stillwater Mining Co.	75,998	342,751
*	Symyx Technologies, Inc.	7,491	36,256
	Synalloy Corp.	1,000	6,030
#	Temple-Inland, Inc.	144,413	1,724,291
#	Texas Industries, Inc.	28,662	916,611
*	U.S. Concrete, Inc.	46,095	91,268
*	United States Lime & Minerals, Inc.	2,799	108,461
*	Universal Stainless & Alloy Products, Inc.	6,920	92,728
*	US Gold Corp.	105,340	209,627
#	Valspar Corp.	86,295	2,071,080
	Wausau Paper Corp.	106,588	930,513
#	Westlake Chemical Corp.	164,151	3,069,624
#	Worthington Industries, Inc.	222,516	3,315,488
* #	Zoltek Companies, Inc.	8,600	67,682
Total Materials			66,092,071

Telecommunication Services — (0.6%)
	Arbinet-thexchange, Inc.	45,042	85,129
#	CenturyTel, Inc.	184,065	4,997,365
	Consolidated Communications Holdings, Inc.	27,084	304,695
	D&E Communications, Inc.	27,471	153,838
	FairPoint Communications, Inc.	67,700	70,408
*	General Communications, Inc. Class A	91,850	703,571
	Hickory Tech Corp.	3,988	22,891
*	IDT Corp.	2,722	3,239
*	IDT Corp. Class B	10,919	14,850
*	Occam Networks, Inc.	58,095	159,761
* #	PAETEC Holding Corp.	9,477	29,094
	Shenandoah Telecommunications Co.	2,100	41,223
	SureWest Communications	72,206	465,007
	Telephone & Data Systems, Inc. Special Shares	20,844	538,609
*	United States Cellular Corp.	24,840	844,560
*	Xeta Corp.	9,261	18,244
Total Telecommunication Services			8,452,484

29

Utilities — (0.3%)
	Connecticut Water Services, Inc.	400	8,296
	Middlesex Water Co.	44,849	632,371
*	Mirant Corp.	258,900	3,295,797
	SJW Corp.	6,436	162,187
Total Utilities			4,098,651

TOTAL COMMON STOCKS			1,118,795,656

RIGHTS/WARRANTS — (0.0%)
*	German American Bancorp, Inc. Rights 04/23/09	6,133	—
* ●	Kona Grill, Inc. Rights 05/22/09	232	175
*	Federal-Mogul Corp. Warrants 12/27/14	7,455	969
TOTAL RIGHTS/WARRANTS			1,144

TEMPORARY CASH INVESTMENTS — (0.4%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,280,854	5,280,854

SECURITIES LENDING COLLATERAL — (20.7%)
§ @	DFA Short Term Investment Fund LP	292,507,976	292,507,976

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $1,965,420 FNMA 7.000%, 12/01/37, valued at $1,798,107) to be repurchased at $1,745,743	$1,746	1,745,735

TOTAL SECURITIES LENDING COLLATERAL			294,253,711

TOTAL INVESTMENTS - (100.0%)
(Cost $1,747,147,820)			$1,418,331,364

See accompanying Notes to Financial Statements.

30

U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (88.9%)
Consumer Discretionary — (15.5%)
* #	1-800-FLOWERS.COM, Inc.	117,556	$343,264
*	4Kids Entertainment, Inc.	220,452	282,179
* #	99 Cents Only Stores	373,617	4,012,647
*	A.C. Moore Arts & Crafts, Inc.	569,331	1,679,526
*	AFC Enterprises, Inc.	192,368	1,194,605
	Aldila, Inc.	32,337	131,935
*	Alloy, Inc.	608,186	2,779,410
*	Ambassadors International, Inc.	111,991	41,437
* #	AMDL, Inc.	84,737	70,332
	American Axle & Manufacturing Holdings, Inc.	57,367	57,367
*	American Biltrite, Inc.	495	683
#	American Greetings Corp. Class A	1,904,200	14,947,970
*	America’s Car-Mart, Inc.	53,524	868,159
* #	AnnTaylor Stores Corp.	266,141	1,966,782
#	Arctic Cat, Inc.	257,673	1,030,692
	Ark Restaurants Corp.	6,041	69,169
	ArvinMeritor, Inc.	105,600	130,944
	Asbury Automotive Group, Inc.	829,996	8,026,061
*	ATC Technology Corp.	23,940	380,407
*	Audiovox Corp. Class A	390,974	2,173,815
* #	Avatar Holdings, Inc.	197,307	3,665,964
*	Ballantyne of Omaha, Inc.	274,812	645,808
#	Barnes & Noble, Inc.	313,754	8,195,254
	Bassett Furniture Industries, Inc.	169,147	382,272
	Beasley Broadcast Group, Inc.	59,761	136,255
	Beazer Homes USA, Inc.	7,905	19,921
	Belo Corp.	3	6
*	Benihana, Inc.	77,033	415,978
*	Benihana, Inc. Class A	111,244	581,806
*	Birks & Mayors, Inc.	18,774	6,946
* #	BJ’s Restaurants, Inc.	119,996	1,978,734
#	Blockbuster, Inc. Class A	106,763	85,410
*	Bluegreen Corp.	982,198	1,875,998
	Bob Evans Farms, Inc.	1,205,684	29,237,837
#	Bon-Ton Stores, Inc.	143,348	422,877
	Books-A-Million, Inc.	261,370	1,500,264
	Bowl America, Inc. Class A	18,123	222,369
#	Boyd Gaming Corp.	813,096	7,472,352
#	Brookfield Homes Corp.	428,624	2,250,276
	Brown Shoe Company, Inc.	606,698	3,901,068
	Brunswick Corp.	562,885	3,366,052
*	Build-A-Bear-Workshop, Inc.	284,231	1,551,901
* #	Cabela’s, Inc.	1,349,140	17,282,483

1

*	Cache, Inc.	136,692	621,949
* #	California Coastal Communities, Inc.	126,985	168,890
*	California Pizza Kitchen, Inc.	70,636	1,109,692
	Callaway Golf Co.	1,300	9,815
	Canterbury Park Holding Corp.	17,106	102,636
	Carmike Cinemas, Inc.	209,841	856,151
*	Carriage Services, Inc.	346,880	912,294
* #	Casual Male Retail Group, Inc.	7,690	9,766
*	Cavalier Homes, Inc.	220,832	366,581
*	Cavco Industries, Inc.	85,804	2,011,246
#	Centex Corp.	1,492,554	16,328,541
* ●	Championship Auto Racing Teams, Inc.	4,800	—
*	Charlotte Russe Holding, Inc.	185,116	2,323,206
* #	Charming Shoppes, Inc.	2,083,765	7,272,340
*	Chico’s FAS, Inc.	813,197	6,212,825
	Christopher & Banks Corp.	411,274	2,286,683
	Churchill Downs, Inc.	31,231	1,087,151
	Cinemark Holdings, Inc.	134,157	1,193,997
	Coachmen Industries, Inc.	261,955	221,352
	Coast Distribution System, Inc.	91,616	93,448
	Cobra Electronics Corp.	216,452	398,272
*	Coldwater Creek, Inc.	132,036	455,524
	Collectors Universe, Inc.	105,321	422,337
*	Concord Camera Corp.	95,952	283,058
* #	Conn’s, Inc.	197,672	3,249,728
	Cooper Tire & Rubber Co.	839,738	6,944,633
* #	Cosi, Inc.	53,261	22,370
*	Cost Plus, Inc.	147,462	277,229
*	Cox Radio, Inc.	579,600	2,782,080
#	CPI Corp.	62,120	633,624
* #	Crown Media Holdings, Inc.	437,896	1,353,099
	CSS Industries, Inc.	270,150	5,365,179
*	Culp, Inc.	102,018	449,899
* #	Cumulus Media, Inc. Class A	843,114	1,037,030
*	Cybex International, Inc.	231,960	253,996
*	Cycle Country Accessories Corp.	4,215	1,391
	Decorator Industries, Inc.	17,364	17,538
*	dELiA*s, Inc.	231,217	497,117
*	Delta Apparel, Inc.	191,769	1,148,696
*	Design Within Reach, Inc.	177,998	154,858
*	Destination Maternity Corp.	134,910	1,810,492
	Dillards, Inc. Class A	666,475	5,138,522
	DineEquity, Inc.	177,908	5,700,172
*	Dixie Group, Inc.	278,488	540,267
*	Domino’s Pizza, Inc.	189,274	1,786,747
*	Dorman Products, Inc.	423,451	4,530,926
	Dover Motorsports, Inc.	319,398	507,843
* #	Drew Industries, Inc.	25,391	362,583
*	drugstore.com, Inc.	1,089,610	1,688,895
*	Duckwall-ALCO Stores, Inc.	97,600	1,102,880
	E.W. Scripps Co.	177,688	350,045
*	Einstein Noah Restaurant Group, Inc.	37,991	409,923
*	ELXSI Corp.	27,300	47,775
*	Emerson Radio Corp.	128,283	82,101
	Emmis Communications Corp. Class A	643,656	225,280

2

* #	Enova Systems, Inc.	9,030	7,405
* #	Escala Group, Inc.	312,991	604,073
*	Famous Dave’s of America, Inc.	55,165	372,915
	Federal Screw Works	3,125	3,750
*	Federal-Mogul Corp.	64,188	712,487
	Finish Line, Inc. Class A	1,100,715	9,356,077
	Fisher Communications, Inc.	59,312	715,303
*	Flanigan’s Enterprises, Inc.	3,976	18,488
	Flexsteel Industries, Inc.	177,150	1,259,536
	Foot Locker, Inc.	2,212,746	26,309,550
	Footstar, Inc.	468,700	1,359,230
*	Franklin Covey Co.	322,033	1,349,318
*	Franklin Electronic Publishers, Inc.	69,820	55,856
*	Frederick’s of Hollywood Group, Inc.	10,000	6,100
#	Fred’s, Inc.	666,387	9,102,846
	Frisch’s Restaurants, Inc.	23,543	589,752
*	Full House Resorts, Inc.	86,258	185,455
	Furniture Brands International, Inc.	1,054,362	3,331,784
*	GameTech International, Inc.	120,681	161,713
*	Gaming Partners International Corp.	55,703	332,547
* #	Gander Mountain Co.	288,232	1,124,105
* #	Gaylord Entertainment Co.	75,217	1,048,525
* #	Genesco, Inc.	120,537	2,745,833
*	G-III Apparel Group, Ltd.	59,831	479,845
* #	Gottschalks, Inc.	115,368	1,154
#	Gray Television, Inc.	697,117	474,040
	Gray Television, Inc. Class A	21,067	21,067
*	Great Wolf Resorts, Inc.	235,597	869,353
#	Group 1 Automotive, Inc.	543,660	11,579,958
*	Hampshire Group, Ltd.	41,080	119,132
*	Harris Interactive, Inc.	456,785	182,714
#	Harte-Hanks, Inc.	211,660	1,748,312
*	Hastings Entertainment, Inc.	328,256	1,181,722
#	Haverty Furniture Co., Inc.	547,000	5,934,950
	Haverty Furniture Co., Inc. Class A	1,262	13,756
	Hearst-Argyle Television, Inc.	188,845	849,802
	Heelys, Inc.	60,428	110,583
*	Helen of Troy, Ltd.	716,397	11,426,532
*	Hollywood Media Corp.	715,381	686,766
	Hooker Furniture Corp.	11,894	139,398
* #	Hot Topic, Inc.	1	12
* #	Hovnanian Enterprises, Inc. Class A	962,230	2,665,377
* #	Iconix Brand Group, Inc.	206,579	2,945,817
	Interface, Inc. Class A	46,130	267,093
*	Isle of Capri Casinos, Inc.	490,382	5,266,703
*	J. Alexander’s Corp.	150,004	600,016
	Jackson Hewitt Tax Service, Inc.	194,148	949,384
*	Jaclyn, Inc.	40,909	265,908
* #	JAKKS Pacific, Inc.	863,920	10,928,588
* #	Jarden Corp.	2,423,597	48,714,300
*	Jo-Ann Stores, Inc.	615,152	11,269,585
	Johnson Outdoors, Inc.	186,952	1,185,276
	Jones Apparel Group, Inc.	1,689,828	15,614,011
	Journal Communications, Inc. Class A	110,650	171,507
#	KB HOME	753,044	13,607,505

3

	Kenneth Cole Productions, Inc. Class A	403,745	2,793,915
	Kimball International, Inc. Class B	672,579	3,692,459
*	Kirkland’s, Inc.	374,768	2,567,161
*	Knology, Inc.	280,441	1,991,131
*	Kona Grill, Inc.	63,930	134,253
*	Krispy Kreme Doughnuts, Inc.	449,764	1,772,070
	K-Swiss, Inc. Class A	196,725	1,975,119
	LaCrosse Footwear, Inc.	1,938	14,942
*	Lakeland Industries, Inc.	140,765	1,054,330
*	Lakes Entertainment, Inc.	300,664	944,085
	Landry’s Restaurants, Inc.	658,635	6,019,924
*	Lazare Kaplan International, Inc.	134,961	180,848
#	La-Z-Boy, Inc.	902,969	2,401,898
#	Lennar Corp. Class A	614,380	5,984,061
	Lennar Corp. Class B	3,495	27,016
	Libbey, Inc.	512,233	624,924
*	Liberty Media Corp. Capital Class A	513,679	6,010,044
*	Liberty Media Corp. Capital Class B	2,989	36,630
* #	Life Time Fitness, Inc.	89,500	1,679,020
#	Lifetime Brands, Inc.	312,384	877,799
*	LIN TV Corp.	481,474	770,358
	Lithia Motors, Inc. Class A	406,122	1,185,876
*	Live Nation, Inc.	638,455	2,496,359
	Liz Claiborne, Inc.	231,496	1,097,291
*	Lodgenet Entertainment Corp.	301,459	1,223,924
*	Lodgian, Inc.	561,481	1,443,006
*	Luby’s, Inc.	369,122	1,978,494
	M/I Homes, Inc.	84,168	1,285,245
*	Mace Security International, Inc.	183,086	162,947
* #	MarineMax, Inc.	465,879	2,119,749
*	Martha Stewart Living Omnimedia, Inc.	4,754	17,209
*	McCormick & Schmick’s Seafood Restaurants, Inc.	57,869	409,713
	McRae Industries, Inc. Class A	30,453	402,893
*	Meade Instruments Corp.	71,052	12,789
	Media General, Inc. Class A	507,295	1,318,967
#	Meredith Corp.	123,888	3,107,111
*	Merisel, Inc.	3,600	2,088
*	Meritage Homes Corp.	771,987	16,065,049
	Modine Manufacturing Co.	667,263	2,548,945
*	Monarch Casino & Resort, Inc.	9,543	97,529
* #	Morgans Hotel Group	308,198	1,322,169
*	Morton’s Restaurant Group, Inc.	63,211	293,299
*	Motorcar Parts of America, Inc.	26,701	117,217
	Movado Group, Inc.	351,212	3,220,614
*	MTR Gaming Group, Inc.	410,212	845,037
* #	Multimedia Games, Inc.	365,250	774,330
#	National CineMedia, Inc.	54,126	786,451
	National Presto Industries, Inc.	62,910	4,482,967
	Nautilus Group, Inc.	185,759	185,759
*	Navarre Corp.	62,418	26,846
*	Nevada Gold & Casinos, Inc.	152,348	115,784
	New Frontier Media, Inc.	308,544	604,746
*	New Motion, Inc.	105,027	97,675
*	New York & Co., Inc.	59,600	345,680
*	Nobel Learning Communities, Inc.	8,704	103,099

4

	Nobility Homes, Inc.	1,782	15,592
#	Noble International, Ltd.	99,501	10,945
*	Office Depot, Inc.	638,385	1,653,417
	OfficeMax, Inc.	572,547	4,265,475
*	Orange 21, Inc.	1,559	1,255
*	Orbitz Worldwide, Inc.	66,462	126,278
#	Orleans Homebuilders, Inc.	131,309	275,749
	O’Charleys, Inc.	554,381	3,864,036
*	Outdoor Channel Holdings, Inc.	166,732	1,247,155
	Oxford Industries, Inc.	276,963	2,697,620
*	P & F Industries, Inc. Class A	6,906	7,251
* #	Pacific Sunwear of California, Inc.	342,029	1,385,217
*	Palm Harbor Homes, Inc.	248,545	755,577
*	PC Mall, Inc.	74,591	477,382
#	Penske Automotive Group, Inc.	2,164,666	28,681,824
*	Perry Ellis International, Inc.	435,339	3,191,035
	Phillips-Van Heusen Corp.	406,678	11,805,862
*	Phoenix Footwear Group, Inc.	77,275	31,683
* #	Pinnacle Entertainment, Inc.	359,900	4,491,552
* #	Playboy Enterprises, Inc. Class A	14,464	46,574
*	Playboy Enterprises, Inc. Class B	399,506	1,202,513
* #	PokerTek, Inc.	43,050	50,368
*	Pomeroy IT Solutions, Inc.	291,432	1,028,755
* #	Premier Exhibitions, Inc.	281,349	211,012
	PRIMEDIA, Inc.	464,958	1,813,336
*	Proliance International, Inc.	91,082	20,949
*	Q.E.P. Co., Inc.	42,317	103,677
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	418,216	301,116
*	Quiksilver, Inc.	567,379	936,175
*	Rainmaker Systems, Inc.	227,658	227,658
*	RC2 Corp.	310,699	3,514,006
	RCN Corp.	273,030	1,119,423
*	Reading International, Inc. Class A	235,518	830,201
*	Reading International, Inc. Class B	26,660	113,305
*	Red Lion Hotels Corp.	546,302	2,496,600
*	Red Robin Gourmet Burgers, Inc.	179,555	4,408,075
*	Regent Communications, Inc.	116,893	15,781
	Regis Corp.	1,045,670	20,014,124
*	Retail Ventures, Inc.	797,238	2,072,819
*	Rex Stores Corp.	242,450	2,885,155
*	Rick’s Cabaret International, Inc.	99,867	595,207
*	Riviera Holdings Corp.	16,400	24,764
*	Rockford Corp.	185,385	74,154
*	Rocky Brands, Inc.	94,210	343,866
*	Rubio’s Restaurants, Inc.	31,677	169,472
	Ruby Tuesday, Inc.	55,276	424,520
	Russ Berrie & Co., Inc.	163,918	313,083
*	Ruth’s Hospitality Group, Inc.	198,477	718,487
#	Ryland Group, Inc.	722,260	14,958,005
*	Saga Communications, Inc.	116,719	1,086,654
#	Saks, Inc.	208,362	1,085,566
	Salem Communications Corp.	44,306	27,913
	Sauer-Danfoss, Inc.	36,788	152,670
*	Schieb (Earl), Inc.	73,900	143,366
#	Scholastic Corp.	1,773,991	35,000,842

5

*	Sealy Corp.	86,805	307,290
	Service Corp. International	1,532,996	6,944,472
	Shiloh Industries, Inc.	200,218	500,545
*	Shoe Carnival, Inc.	383,391	4,470,339
	Sinclair Broadcast Group, Inc. Class A	585,995	650,454
* #	Six Flags, Inc.	24,891	4,605
*	Skechers U.S.A., Inc. Class A	299,327	3,502,126
	Skyline Corp.	496	10,282
	Sonesta International Hotels Corp. Class A	4,233	32,594
#	Sonic Automotive, Inc.	587,572	3,031,872
* #	Sonic Corp.	179,674	1,962,040
#	Sotheby’s Class A	91,300	1,059,993
* #	Source Interlink Companies, Inc.	18,496	1,868
*	Spanish Broadcasting System, Inc.	226,335	40,740
	Spartan Motors, Inc.	384,077	3,099,501
#	Speedway Motorsports, Inc.	582,011	8,730,165
*	Sport Chalet, Inc. Class A	82,937	48,933
*	Sport Chalet, Inc. Class B	13,427	20,812
	Sport Supply Group, Inc.	225,531	1,357,697
*	Sport-Haley, Inc.	30,994	12,708
	Stage Stores, Inc.	791,931	9,701,155
	Standard Motor Products, Inc.	328,201	1,312,804
	Standard Pacific Corp.	576,992	1,078,975
	Stanley Furniture, Inc.	53,969	553,722
	Star Buffet, Inc.	7,100	21,229
	Stein Mart, Inc.	461,095	2,014,985
*	Steinway Musical Instruments, Inc.	198,264	2,662,686
#	Stewart Enterprises, Inc.	2,812,434	9,815,395
*	Stoneridge, Inc.	453,083	1,046,622
	Strattec Security Corp.	36,632	479,879
#	Superior Industries International, Inc.	624,459	9,416,842
	Superior Uniform Group, Inc.	144,642	1,103,618
*	Syms Corp.	371,865	2,104,756
	Talbots, Inc.	121,200	286,032
	Tandy Brand Accessories, Inc.	200,326	426,694
*	Tandy Leather Factory, Inc.	135,035	371,346
*	Tenneco Automotive, Inc.	167,423	512,314
	The Marcus Corp.	539,279	6,848,843
#	The Men’s Wearhouse, Inc.	563,040	10,495,066
	The Pep Boys - Manny, Moe & Jack	973,092	7,200,881
*	The Steak n Shake Co.	544,968	6,299,830
* #	The Walking Co. Holdings, Inc.	24,077	45,746
*	Trans World Entertainment Corp.	634,084	431,177
*	TRW Automotive Holdings Corp.	408,187	3,518,572
*	Tuesday Morning Corp.	62,907	214,513
*	Tween Brands, Inc.	205,663	600,536
*	Unifi, Inc.	1,296,831	1,167,148
	Unifirst Corp.	298,200	11,119,878
*	Valassis Communications, Inc.	273,600	1,414,512
* #	VCG Holding Corp.	205,317	404,474
	Virco Manufacturing Corp.	33,920	107,866
*	Voyager Learning Co.	103,000	206,000
*	Wells-Gardner Electronics Corp.	50,500	38,885
*	West Marine, Inc.	544,963	3,133,537
	Winnebago Industries, Inc.	203,595	1,793,672

6

* #	Woodbridge Holdings Corp.	13,441	7,460
*	WPT Enterprises, Inc.	72,013	54,010
* #	Zale Corp.	1,488,264	5,536,342
Total Consumer Discretionary			824,329,679

Consumer Staples — (3.7%)
*	Alliance One International, Inc.	553,533	2,075,749
#	American Italian Pasta Co.	602,170	18,932,225
#	Andersons, Inc.	33,463	537,750
	B&G Foods, Inc.	197,763	1,210,310
*	Bare Escentuals, Inc.	120,697	1,117,654
*	Bridgford Foods Corp.	39,877	198,986
*	Cagle’s, Inc. Class A	117,292	258,042
	CCA Industries, Inc.	30,117	87,339
*	Central Garden & Pet Co.	336,053	3,232,830
*	Central Garden & Pet Co. Class A	673,553	6,109,126
#	Chiquita Brands International, Inc.	383,903	2,906,146
*	Coffee Holding Co., Inc.	3,123	11,555
* #	Collective Brands, Inc.	990,314	14,379,359
*	Craft Brewers Alliance, Inc.	227,240	493,111
*	Cuisine Solutions, Inc.	182,878	164,590
	Del Monte Foods Co.	2,167,279	16,362,956
*	Elizabeth Arden, Inc.	13,166	114,018
	Farmer Brothers Co.	99,125	1,957,719
*	Fresh Del Monte Produce, Inc.	422,842	6,139,666
	Golden Enterprises, Inc.	9,862	23,176
	Great Atlantic & Pacific Tea, Inc.	100,016	734,117
	Griffin Land & Nurseries, Inc. Class A	36,054	1,122,361
* #	Hain Celestial Group, Inc.	1,303,172	21,749,941
	Imperial Sugar Co.	380,156	2,490,022
	Ingles Market, Inc. Class A	30,260	472,359
*	Katy Industries, Inc.	130,300	110,755
#	Mannatech, Inc.	301,581	1,317,909
*	Maui Land & Pineapple Co., Inc.	33,898	215,252
	MGP Ingredients, Inc.	329,986	554,376
*	Monterey Pasta Co.	632,725	835,197
	Nash-Finch Co.	191,984	5,623,211
*	Natural Alternatives International, Inc.	83,770	503,458
	Oil-Dri Corp. of America	103,232	1,666,164
*	Omega Protein Corp.	271,718	866,780
*	Pantry, Inc.	251,900	5,949,878
*	Parlux Fragrances, Inc.	432,317	1,037,561
*	Prestige Brands Holdings, Inc.	1,144,826	7,395,576
	PriceSmart, Inc.	146,832	2,620,951
	Reliv’ International, Inc.	35,049	108,652
*	Revlon, Inc.	33,702	159,747
*	Sanfilippo (John B.) & Son, Inc.	203,252	1,158,536
*	Scheid Vineyards, Inc.	6,720	137,760
*	Schiff Nutrition International, Inc.	9,910	47,568
	Seaboard Corp.	18,484	17,282,540
*	Seneca Foods Corp. Class A	12,624	308,341
*	Seneca Foods Corp. Class B	22,816	571,541
* #	Star Scientific, Inc.	359,324	1,767,874
	Tasty Baking Co.	115,774	492,039
	The Stephan Co.	56,795	114,158

7

* #	TreeHouse Foods, Inc.	300,248	7,983,594
#	Universal Corp.	653,753	19,717,190
*	Vermont Pure Holdings, Ltd.	15,611	10,772
*	Winn-Dixie Stores, Inc.	1,405,085	16,102,274
*	Zapata Corp.	386,323	2,429,972
Total Consumer Staples			199,970,733

Energy — (4.7%)
	Adams Resources & Energy, Inc.	88,737	1,308,871
*	Allis-Chalmers Energy, Inc.	300,889	580,716
	Alon USA Energy, Inc.	83,109	1,055,484
*	American Oil & Gas, Inc.	548,999	367,829
*	Approach Resources, Inc.	20,417	144,961
*	ATP Oil & Gas Corp.	80,496	576,351
	Barnwell Industries, Inc.	53,778	233,934
*	Basic Energy Services, Inc.	595,356	6,072,631
	Berry Petroleum Corp. Class A	52,948	872,583
*	Bill Barret Corp.	133,700	3,473,526
*	Brigham Exploration Co.	1,003,677	2,348,604
* #	Bristow Group, Inc.	906,031	20,621,266
*	Bronco Drilling Co., Inc.	688,601	3,780,419
*	Cal Dive International, Inc.	70,348	557,156
*	Callon Petroleum Co.	753,979	1,327,003
*	Complete Production Services, Inc.	395,737	2,643,523
	Crosstex Energy, Inc.	83,733	164,954
*	Crusader Energy Group, Inc.	33,839	2,707
*	CVR Energy, Inc.	127,852	940,991
*	Dawson Geophysical Co.	20,741	407,768
	Delek US Holdings, Inc.	190,392	1,955,326
* #	Delta Petroleum Corp.	61,434	180,616
*	Dune Energy, Inc.	317,208	38,065
*	Edge Petroleum Corp.	4,330	866
*	Encore Acquisition Co.	724,581	21,150,519
*	Endeavour International Corp.	1,125,332	1,789,278
*	Evolution Petroleum Corp.	58,254	133,402
*	Exterran Holdings, Inc.	912,726	18,847,792
*	Geokinetics, Inc.	7,681	36,178
*	Geomet, Inc.	100,260	94,244
*	GeoResources, Inc.	59,030	419,113
	Gulf Island Fabrication, Inc.	7,159	92,637
*	Gulfmark Offshore, Inc.	184,286	4,953,608
*	Gulfport Energy Corp.	524,579	1,558,000
*	Harvest Natural Resources, Inc.	827,478	4,220,138
* #	Helix Energy Solutions Group, Inc.	150,822	1,370,972
*	Hercules Offshore, Inc.	107,733	344,746
*	HKN, Inc.	42,259	71,840
* #	Hornbeck Offshore Services, Inc.	43,600	1,012,828
* #	International Coal Group, Inc.	295,744	588,531
*	Key Energy Group, Inc.	108,073	474,440
*	Mariner Energy, Inc.	421,702	4,798,969
*	Meridian Resource Corp.	875,262	236,321
*	Mitcham Industries, Inc.	65,293	293,818
*	Natural Gas Services Group, Inc.	71,987	718,430
*	New Concept Energy, Inc.	674	3,026
*	Newpark Resources, Inc.	1,329,620	3,722,936

8

*	Oil States International, Inc.	6,589	124,532
*	OMNI Energy Services Corp.	191,331	220,031
#	Overseas Shipholding Group, Inc.	736,187	21,135,929
* #	Pacific Ethanol, Inc.	146,673	54,269
*	Parallel Petroleum Corp.	227,203	302,180
*	Parker Drilling Co.	1,348,392	3,721,562
*	Petroleum Development Corp.	57,193	927,099
*	PHI, Inc. Non-Voting	301,387	3,411,701
*	Pioneer Drilling Co.	1,949,872	9,749,360
*	PowerSecure International, Inc.	411,146	1,702,144
* #	Rentech, Inc.	1,295,329	764,244
*	Rex Energy Corp.	20,357	77,560
* #	Royale Energy, Inc.	5,606	10,539
* #	SEACOR Holdings, Inc.	312,838	20,559,713
#	St. Mary Land & Exploration Co.	110,500	1,974,635
*	Stone Energy Corp.	1,045,413	4,505,730
* #	SulphCo, Inc.	809,627	728,664
*	Superior Well Services, Inc.	122,878	1,314,795
*	Swift Energy Corp.	693,500	7,503,670
*	T-3 Energy Services, Inc.	108,999	1,463,857
*	TETRA Technologies, Inc.	68,800	393,536
*	TGC Industries, Inc.	156,686	498,262
#	Toreador Resources Corp.	167,477	619,665
* #	Trico Marine Services, Inc.	391,576	1,519,315
* #	Tri-Valley Corp.	262,412	328,015
*	Union Drilling, Inc.	113,424	679,410
*	Unit Corp.	33,790	922,129
	USEC, Inc.	3,219,608	19,929,374
* #	Venoco, Inc.	123,572	540,010
* #	Verenium Corp.	46,617	15,850
#	W&T Offshore, Inc.	131,900	1,224,032
*	Warren Resources, Inc.	611,676	978,682
*	Western Refining, Inc.	749,840	9,440,486
*	Westmoreland Coal Co.	103,561	880,268
*	Whiting Petroleum Corp.	431,763	14,144,556
Total Energy			248,953,720

Financials — (22.4%)
*	1st Constitution Bancorp	9,751	59,481
	1st Source Corp.	600,441	11,792,661
	21st Century Holding Co.	163,508	649,127
	Abigail Adams National Bancorp, Inc.	14,977	30,703
	Abington Bancorp, Inc.	312,825	2,749,732
	Access National Corp.	22,258	134,438
	Advance America Cash Advance Centers, Inc.	266,009	1,064,036
	Advanta Corp. Class A	130,563	101,839
	Advanta Corp. Class B	570,707	667,727
	Affirmative Insurance Holdings, Inc.	80,952	267,951
	Alliance Financial Corp.	29,506	618,741
	Amcore Financial, Inc.	177,976	261,625
	Ameriana Bancorp	34,757	133,814
	American Bancorp of New Jersey, Inc.	124,652	1,256,492
	American Equity Investment Life Holding Co.	1,354,616	7,626,488
*	American Independence Corp.	32,644	114,254
	American National Insurance Co.	27,561	1,870,565

9

	American Physicians Capital, Inc.	135,500	5,644,930
	American Physicians Services Group, Inc.	29,430	591,249
	American River Bankshares	71,338	736,922
*	American Safety Insurance Holdings, Ltd.	12,891	146,700
#	American West Bancorporation	71,675	57,340
* #	AmeriCredit Corp.	2,109,220	21,450,767
	Ameris Bancorp	200,853	1,315,587
	AmeriServe Financial, Inc.	286,676	507,417
#	Anchor Bancorp Wisconsin, Inc.	402,782	656,535
*	Argo Group International Holdings, Ltd.	919,019	25,723,342
	ASB Financial Corp.	4,400	44,352
	Asset Acceptance Capital Corp.	73,966	613,178
	Assured Guaranty, Ltd.	110,018	1,062,774
#	ASTA Funding, Inc.	194,376	559,803
*	Atlantic American Corp.	238,075	158,320
	Atlantic Coast Federal Corp.	70,884	162,679
	Atlantic Southern Financial Group, Inc.	2,567	10,589
* #	B of I Holding, Inc.	69,911	448,130
	Baldwin & Lyons, Inc. Class A	400	7,400
	Baldwin & Lyons, Inc. Class B	367,398	7,366,330
*	Bancinsurance Corp.	75,970	290,585
	Bancorp Rhode Island, Inc.	22,062	408,368
	BancTrust Financial Group, Inc.	96,128	632,522
	Bank of Commerce Holdings	16,306	85,606
*	Bank of Florida Corp.	96,950	310,240
	Bank of Granite Corp.	239,616	503,194
#	BankAtlantic Bancorp, Inc.	190,336	441,580
	BankFinancial Corp.	488,166	5,223,376
#	Banner Corp.	423,903	1,966,910
*	Beach First National Bancshares, Inc.	59,312	177,936
	Beacon Federal Bancorp, Inc.	700	6,125
#	Berkshire Hills Bancorp, Inc.	345,120	7,785,907
*	BNCCORP, Inc.	30,988	220,789
*	BNS Holding, Inc.	45,855	91,710
#	Boston Private Financial Holdings, Inc.	1,647,449	7,594,740
*	Bridge Capital Holdings	30,786	158,548
	Brookline Bancorp, Inc.	2,047,148	20,307,708
	Brunswick Bancorp	1,200	7,440
	C&F Financial Corp.	9,442	139,269
	Cadence Financial Corp.	86,653	292,021
	California First National Bancorp	115,780	1,381,255
	Camco Financial Corp.	73,966	247,786
	Capital Bank Corp.	42,694	226,705
#	Capital City Bank Group, Inc.	1,467	22,064
	Capital Southwest Corp.	37,808	2,939,950
#	Capitol Bancorp, Ltd.	466,564	1,707,624
	Cardinal Financial Corp.	501,314	3,935,315
	Carrollton Bancorp	9,458	47,385
	Carver Bancorp, Inc.	19,784	123,452
	Cascade Financial Corp.	40,914	132,970
#	Cathay General Bancorp	786,810	8,828,008
	Center Financial Corp.	398,892	1,013,186
	Centerstate Banks of Florida, Inc.	14,862	178,493
	Central Bancorp, Inc.	2,324	12,782
*	Central Jersey Bancorp	9,899	59,295

10

	Central Pacific Financial Corp.	211,147	1,237,321
	Central Virginia Bankshares, Inc.	10,235	40,940
	Centrue Financial Corp.	53,598	273,082
	Century Bancorp, Inc. Class A	1,510	21,819
	CFS Bancorp, Inc.	198,948	728,150
	Chemical Financial Corp.	739,736	15,793,364
*	Chicopee Bancorp, Inc.	12,755	159,437
	CIT Group, Inc.	536,574	1,191,194
	Citizens Community Bancorp, Inc.	34,585	207,510
	Citizens First Bancorp, Inc.	143,630	185,283
	Citizens First Corp.	2,750	16,087
	Citizens Republic Bancorp, Inc.	220,367	370,217
	Citizens South Banking Corp.	115,452	601,505
* #	Citizens, Inc.	265,531	1,914,479
*	CNA Surety Corp.	1,085,424	20,894,412
#	CoBiz Financial, Inc.	120,157	705,322
	Codorus Valley Bancorp, Inc.	4,297	37,599
#	Colony Bankcorp, Inc.	500	4,180
	Columbia Banking System, Inc.	451,692	4,471,751
	Commonwealth Bankshares, Inc.	56,951	273,365
* #	Community Bancorp	74,660	167,985
#	Community Bank System, Inc.	550,716	9,059,278
	Community Capital Corp.	9,238	47,483
	Community Central Bank Corp.	1	1
	Community West Bancshares	18,840	47,948
	Compass Diversified Holdings	349,917	3,128,258
* #	CompuCredit Corp.	784,643	2,510,858
*	Consumer Portfolio Services, Inc.	335,216	248,060
	Cooperative Bankshares, Inc.	20,652	8,880
*	Core-Mark Holding Co., Inc.	226,201	4,336,273
*	Cowen Group, Inc.	156,209	901,326
*	Cowlitz Bancorporation	10,908	51,595
*	Crescent Financial Corp.	39,069	153,932
*	Dearborn Bancorp, Inc.	60,066	131,545
	Delphi Financial Group, Inc. Class A	1,479,669	25,553,884
	Donegal Group, Inc. Class A	504,505	7,385,953
	Donegal Group, Inc. Class B	54,232	843,036
* #	Doral Financial Corp.	7,695	36,551
* #	E*TRADE Financial Corp.	624,852	893,538
	East West Bancorp, Inc.	803,370	5,487,017
	Eastern Insurance Holdings, Inc.	94,169	759,944
	Eastern Virginia Bankshares, Inc.	15,318	137,096
	ECB Bancorp, Inc.	5,318	89,209
	EMC Insurance Group, Inc.	293,100	6,641,646
*	Encore Bancshares, Inc.	57,059	521,519
*	Encore Capital Group, Inc.	514,536	4,497,045
	Enterprise Bancorp, Inc.	1,750	19,337
	Enterprise Financial Services Corp.	93,650	922,452
	Epoch Holding Corp.	72,722	535,961
	ESB Financial Corp.	43,759	481,787
	ESSA Bancorp, Inc.	143,706	1,960,150
	Evans Bancorp, Inc.	1,100	14,712
#	F.N.B. Corp.	707,331	5,319,129
	Farmers Capital Bank Corp.	32,410	687,740
	FBL Financial Group, Inc. Class A	721,200	4,146,900

11

*	FCStone Group, Inc.	70,353	217,391
	Federal Agriculture Mortgage Corp. Class A	1,261	2,768
	Federal Agriculture Mortgage Corp. Class C	222,891	704,336
	Fidelity Bancorp, Inc.	14,372	126,258
	Fidelity Southern Corp.	15,976	38,184
	Financial Institutions, Inc.	206,617	3,068,262
*	First Acceptance Corp.	865,437	2,206,864
	First Advantage Bancorp	13,215	128,846
	First Bancorp	340,412	1,875,670
	First Bancorp of Indiana, Inc.	5,430	38,281
	First Bancshares, Inc.	23,843	209,222
*	First Bank of Delaware	70,003	80,503
#	First Busey Corp.	248,492	1,945,692
	First Business Financial Services, Inc.	18,887	237,410
	First Citizens BancShares, Inc.	11,463	1,371,777
	First Defiance Financial Corp.	169,833	1,749,280
	First Federal Bancshares of Arkansas, Inc.	132,281	531,108
*	First Federal Bankshares, Inc.	3,225	6,031
	First Federal of Northern Michigan Bancorp, Inc.	31,310	43,208
	First Financial Corp.	268,953	9,978,156
	First Financial Holdings, Inc.	26,578	239,202
	First Financial Northwest, Inc.	127,124	1,025,891
	First Financial Service Corp.	5,931	94,896
	First Franklin Corp.	11,298	43,441
*	First Investors Financial Services Group, Inc.	118,400	444,000
*	First Keystone Financial, Inc.	45,168	342,825
	First M&F Corp.	52,127	268,454
*	First Marblehead Corp.	55,626	106,802
* #	First Mariner Bancorp, Inc.	16,843	15,496
	First Merchants Corp.	600,258	7,299,137
	First Midwest Bancorp, Inc.	125,623	1,113,020
*	First National Bancshares, Inc.	2,932	4,222
	First Niagara Financial Group, Inc.	3,268,855	44,260,297
	First PacTrust Bancorp, Inc.	69,197	553,576
	First Place Financial Corp.	428,655	2,434,760
* #	First Regional Bancorp	304,399	380,499
	First Security Group, Inc.	174,331	672,918
	First State Bancorporation	114,649	247,642
	First State Financial Corp.	15,836	19,162
	First United Corp.	54,683	546,830
	First West Virginia Bancorp, Inc.	7,226	83,460
	Firstbank Corp.	73,776	463,319
*	FirstCity Financial Corp.	219,914	692,729
#	Flagstar Bancorp, Inc.	959,380	1,391,101
	Flushing Financial Corp.	282,302	2,600,001
	FNB United Corp.	53,340	170,155
	Forest City Enterprises, Inc. Class A	56,977	480,316
* #	Forestar Group, Inc.	29,843	383,781
*	FPIC Insurance Group, Inc.	278,696	8,511,376
#	Frontier Financial Corp.	229,358	325,688
	Fulton Financial Corp.	699,684	4,624,911
	German American Bancorp, Inc.	121,316	1,443,660
*	Golfsmith International Holdings, Inc.	122	129
	Great Southern Bancorp, Inc.	106,585	1,757,587
#	Greene Bancshares, Inc.	159,188	1,353,098

12

	Grubb & Ellis Co.	91,167	84,785
	GS Financial Corp.	1,113	14,747
* #	Guaranty Bancorp	606,993	1,347,524
	Guaranty Federal Bancshares, Inc.	28,513	142,850
#	Habersham Bancorp	4,580	20,610
*	Hallmark Financial Services, Inc.	112,323	754,811
	Hampden Bancorp, Inc.	1,329	12,891
#	Hampton Roads Bankshares, Inc.	208,548	1,553,683
	Hanmi Financial Corp.	389,963	604,443
	Harleysville Group, Inc.	791,615	22,893,506
	Harleysville National Corp.	438,132	3,842,418
	Harleysville Savings Financial Corp.	13,368	170,776
	Harrington West Financial Group, Inc.	18,011	35,482
*	Harris & Harris Group, Inc.	269,528	1,304,516
	Hawthorn Bancshares, Inc.	17,876	214,333
	Hercules Technology Growth Capital, Inc.	440,622	2,648,138
	Heritage Commerce Corp.	202,404	1,635,424
	Heritage Financial Corp.	43,658	492,026
	HF Financial Corp.	112,716	1,296,234
*	Hilltop Holdings, Inc.	258,124	2,924,545
	Hingham Institution for Savings	1,857	51,959
	HMN Financial, Inc.	98,439	472,507
	Home Federal Bancorp, Inc.	148,086	1,494,188
	HopFed Bancorp, Inc.	1,300	12,350
	Horace Mann Educators Corp.	619,915	5,442,854
	Horizon Bancorp	1,668	25,320
#	Horizon Financial Corp.	55,424	82,582
	Huntington Bancshares, Inc.	34,443	96,096
	IBERIABANK Corp.	261,587	11,949,294
	Independence Holding Co.	150,682	779,026
	Independent Bank Corp. (453836108)	23,535	469,759
#	Independent Bank Corp. (453838104)	201,613	362,903
	Indiana Community Bancorp	30,165	379,777
	Infinity Property & Casualty Corp.	579,946	20,437,297
	Integra Bank Corp.	192,005	414,731
#	International Bancshares Corp.	55,494	749,724
	Intervest Bancshares Corp.	142,536	560,166
	Investors Title Co.	31,912	897,525
	Irwin Financial Corp.	475,232	598,792
*	Jacksonville Bancorp, Inc.	1,600	13,584
	Jefferson Bancshares, Inc.	27,344	187,580
#	Jones Lang LaSalle, Inc.	27,400	884,198
*	Knight Capital Group, Inc.	672,556	10,417,892
*	LaBranche & Co., Inc.	659,590	2,757,086
#	Lakeland Bancorp, Inc.	195,809	1,666,335
	Landmark Bancorp, Inc.	17,203	286,946
	Legacy Bancorp, Inc.	131,129	1,388,656
	LNB Bancorp, Inc.	28,188	161,658
	LSB Corp.	62,529	570,264
	LSB Financial Corp.	13,477	188,678
	Macatawa Bank Corp.	362,570	1,149,347
	MainSource Financial Group, Inc.	463,928	4,017,616
*	Market Leader, Inc.	12,446	24,021
*	MarketAxess Holdings, Inc.	51,591	494,758
*	Marlin Business Services, Inc.	225,218	718,445

13

	Mayflower Bancorp, Inc.	5,101	36,345
	MB Financial, Inc.	1,089,648	14,851,902
* #	MBIA, Inc.	1,508,319	7,134,349
#	MBT Financial Corp.	335,703	845,972
	MCG Capital Corp.	2,719,207	4,785,804
	Meadowbrook Insurance Group, Inc.	1,358,724	8,084,408
	Medallion Financial Corp.	528,265	3,893,313
#	Mercantile Bancorp, Inc.	8,444	55,308
	Mercantile Bank Corp.	90,010	348,339
	Mercer Insurance Group, Inc.	185,007	2,704,802
	Meta Financial Group, Inc.	49,917	652,415
	MetroCorp Bancshares, Inc.	75,598	243,426
* #	MF Global, Ltd.	1,208,846	7,373,961
	MGIC Investment Corp.	109,682	280,786
	MicroFinancial, Inc.	215,796	496,331
#	Midwest Banc Holdings, Inc.	97,026	157,182
	MidWestOne Financial Group, Inc.	12,783	108,016
	MutualFirst Financial, Inc.	124,118	682,649
	Nara Bancorp, Inc.	301,756	1,119,515
	National Financial Partners Corp.	144,615	1,020,982
	National Interstate Corp.	99,823	1,612,141
#	National Penn Bancshares, Inc.	2,286,439	18,497,292
	National Security Group, Inc.	6,483	54,749
	National Western Life Insurance Co. Class A	56,945	6,485,466
*	Navigators Group, Inc.	461,215	20,929,937
	Nelnet, Inc. Class A	406,706	2,452,437
*	New Century Bancorp, Inc.	32,802	177,131
	New Hampshire Thrift Bancshares, Inc.	78,741	714,181
	New Westfield Financial, Inc.	270,025	2,522,033
	NewAlliance Bancshares, Inc.	3,355,507	43,319,595
	NewBridge Bancorp	179,269	381,843
*	NewStar Financial, Inc.	55,327	125,592
	North Central Bancshares, Inc.	39,100	513,187
	North Valley Bancorp	17,942	86,660
	Northeast Bancorp	28,317	224,271
	Northrim Bancorp, Inc.	117,564	1,346,108
	Northway Financial, Inc.	6,804	49,329
	NYMAGIC, Inc.	216,793	2,555,989
* #	Ocwen Financial Corp.	1,171,430	13,026,302
#	Old Second Bancorp, Inc.	47,868	258,487
	Osage Bancshares, Inc.	500	4,405
#	PAB Bankshares, Inc.	32,111	125,875
	Pacific Capital Bancorp	500,108	3,470,750
*	Pacific Mercantile Bancorp	145,962	493,352
*	Pacific Premier Bancorp, Inc.	96,210	407,930
*	Pacific State Bancorp	13,433	18,135
#	PacWest Bancorp	20,613	300,331
	Pamrapo Bancorp, Inc.	11,724	87,930
	Park Bancorp, Inc.	4,725	38,083
	Parkvale Financial Corp.	91,514	970,964
	Patriot National Bancorp	78,404	308,912
*	Penson Worldwide, Inc.	304,784	3,090,510
	Peoples Bancorp	14,576	137,087
	Peoples Bancorp of North Carolina	18,265	122,375
	Peoples Bancorp, Inc.	288,403	4,778,838

14

* #	PHH Corp.	1,610,740	27,028,217
*	PICO Holdings, Inc.	447,374	13,421,220
	Pinnacle Bancshares, Inc.	17,681	127,303
* #	Pinnacle Financial Partners, Inc.	150,289	2,681,156
*	Piper Jaffray Companies, Inc.	519,161	17,999,312
*	PMA Capital Corp. Class A	965,797	3,621,739
	Porter Bancorp, Inc.	798	11,675
#	Preferred Bank	123,820	534,902
	Premier Financial Bancorp, Inc.	54,601	272,732
	Presidential Life Corp.	894,537	9,562,601
	Princeton National Bancorp, Inc.	9,206	130,173
*	ProAssurance Corp.	139,160	6,114,690
#	Prosperity Bancshares, Inc.	991,519	27,534,483
	Protective Life Corp.	73,141	626,818
	Providence Community Bancshares, Inc.	2,937	8,811
#	Provident Bankshares Corp.	953,499	8,381,256
	Provident Financial Holdings, Inc.	150,679	995,988
	Provident Financial Services, Inc.	2,524,606	26,937,546
	Provident New York Bancorp	1,207,470	10,227,271
	Pulaski Financial Corp.	79,896	559,272
	Radian Group, Inc.	608,335	1,052,420
	Rainier Pacific Financial Group, Inc.	85,914	107,392
	Renasant Corp.	418,472	5,900,455
*	Republic First Bancorp, Inc.	62,088	510,984
#	Resource America, Inc.	191,909	951,869
*	Rewards Network, Inc.	586,487	2,187,597
	Riverview Bancorp, Inc.	224,587	788,300
	Rome Bancorp, Inc.	135,230	1,217,070
	Royal Bancshares of Pennsylvania, Inc. Class A	4,021	9,409
	Rurban Financial Corp.	23,406	196,610
	Safety Insurance Group, Inc.	390,819	12,916,568
	Sanders Morris Harris Group, Inc.	328,663	1,485,557
	Sandy Spring Bancorp, Inc.	302,725	4,919,281
*	Seabright Insurance Holdings	657,934	6,105,628
#	Seacoast Banking Corp. of Florida	391,462	1,651,970
#	Security Bank Corp.	13,110	7,473
*	Security National Financial Corp. Class A	6,949	9,590
	Selective Insurance Group, Inc.	1,931,259	28,505,383
	SI Financial Group, Inc.	184	736
	Siebert Financial Corp.	51,159	74,181
	Simmons First National Corp. Class A	241,062	6,250,738
	Somerset Hills Bancorp	1,169	8,475
#	South Financial Group, Inc.	496,982	824,990
	South Street Financial Corp.	11,002	31,906
*	Southcoast Financial Corp.	83,928	465,800
	Southern Community Financial Corp.	226,584	817,968
*	Southern Connecticut Bancorp, Inc.	37,490	206,195
*	Southern First Bancshares, Inc.	42,599	244,944
	Southwest Bancorp, Inc.	283,078	1,939,084
*	Specialty Underwriters’ Alliance, Inc.	2,765	9,926
#	StanCorp Financial Group, Inc.	12,963	355,575
	State Auto Financial Corp.	802,066	13,017,531
	StellarOne Corp.	136,081	1,751,362
	Sterling Bancshares, Inc.	171,218	1,138,600
#	Sterling Financial Corp.	857,662	2,735,942

15

	Stewart Information Services Corp.	432,344	9,775,298
*	Stratus Properties, Inc.	92,481	835,103
	Student Loan Corp.	56,923	2,741,412
*	Sun Bancorp, Inc.	582,003	3,829,583
*	Superior Bancorp	154,320	652,774
#	Susquehanna Bancshares, Inc.	2,507,238	20,208,338
	Sussex Bancorp	13,877	56,063
	Synovus Financial Corp.	31,370	101,325
	Taylor Capital Group, Inc.	115,952	492,796
	Teche Holding Co.	9,214	304,523
	Temecula Valley Bancorp, Inc.	48,500	26,190
*	Tennessee Commerce Bancorp, Inc.	3,480	28,797
*	Texas Capital Bancshares, Inc.	434	6,076
	TF Financial Corp.	64,121	1,218,299
*	The Bancorp, Inc.	206,596	1,117,684
	The Savannah Bancorp, Inc.	4,125	34,588
	Thomas Properties Group, Inc.	43,071	86,573
*	Thomas Weisel Partners Group, Inc.	177,261	801,220
#	TIB Financial Corp.	46,194	144,125
*	Tidelands Bancshares, Inc.	15,699	58,714
	TierOne Corp.	62,104	131,660
	Timberland Bancorp, Inc.	176,454	958,145
*	Tower Financial Corp.	26,009	136,547
*	Tree.com, Inc.	6,031	38,719
*	Trenwick Group, Ltd.	199,776	1,998
#	Trustmark Corp.	631,446	13,727,636
#	UCBH Holdings, Inc.	1,825,309	2,336,396
#	UMB Financial Corp.	94,315	4,316,798
	Umpqua Holdings Corp.	2,227,403	21,360,795
	Unico American Corp.	145,800	1,163,484
	Union Bankshares Corp.	97,320	1,663,199
*	United America Indemnity, Ltd.	327,098	1,658,387
	United Bancshares, Inc.	295	2,802
*	United Capital Corp.	100,715	1,808,841
#	United Community Banks, Inc.	427,194	2,755,401
	United Community Financial Corp.	442,091	915,128
	United Financial Bancorp, Inc.	223,658	2,967,942
	United Fire & Casualty Co.	991,112	18,504,061
*	United PanAm Financial Corp.	87,858	160,780
	United Western Bancorp, Inc.	87,176	806,378
	Unitrin, Inc.	1,085,068	18,446,156
	Unity Bancorp, Inc.	24,420	89,133
*	Universal American Corp.	1,038,042	10,722,974
* #	Virginia Commerce Bancorp, Inc.	344,855	1,103,536
*	Virtus Investment Partners, Inc.	23,110	262,298
	VIST Financial Corp.	40,194	338,835
* #	Waccamaw Bankshares, Inc.	2,871	8,828
	Wainwright Bank & Trust Co.	25,503	197,521
	Washington Banking Co.	55,872	438,595
	Washington Federal, Inc.	1,365,029	17,718,076
*	Waterstone Financial, Inc.	75,806	216,047
	Wayne Savings Bancshares, Inc.	15,186	80,941
#	Webster Financial Corp.	1,367,145	7,150,168
	Wesbanco, Inc.	639,779	12,725,204
	West Bancorporation	108,796	957,405

16

#	West Coast Bancorp	136,162	383,977
* #	Western Alliance Bancorp	207,506	1,350,864
	Whitney Holding Corp.	1,449,689	17,338,280
	Wilmington Trust Corp.	105,476	1,530,457
*	Wilshire Enterprises, Inc.	103,903	155,854
	Wintrust Financial Corp.	865,512	14,713,704
	WSB Holdings, Inc.	29,908	75,368
#	Yadkin Valley Financial Corp.	80,830	662,806
	Zenith National Insurance Corp.	469,077	10,690,265
Total Financials			1,197,201,747

Health Care — (5.6%)
*	Acadia Pharmaceuticals, Inc.	453,034	448,504
*	Accelrys, Inc.	407,970	1,835,865
*	Achillion Pharmaceuticals, Inc.	145,734	247,748
*	Adolor Corp.	161,154	362,596
*	Affymetrix, Inc.	256,362	1,202,338
*	Albany Molecular Research, Inc.	1,065,748	10,401,700
*	Allied Healthcare International, Inc.	918,674	1,433,131
*	Allied Healthcare Products, Inc.	206,426	1,172,500
*	Allion Healthcare, Inc.	636,141	3,543,305
*	American Dental Partners, Inc.	257,489	1,788,261
*	American Shared Hospital Services	82,057	168,217
*	AMICAS, Inc.	1,442,894	3,116,651
*	AMN Healthcare Services, Inc.	146,863	1,011,886
*	AngioDynamics, Inc.	519,408	6,580,899
*	Anika Therapeutics, Inc.	64,695	363,586
*	AP Pharma, Inc.	32,946	15,814
* #	Arena Pharmaceuticals, Inc.	324,438	911,671
*	Ariad Pharmaceuticals, Inc.	840,284	1,260,426
*	Arqule, Inc.	455,318	2,026,165
*	Arrhythmia Research Technology, Inc.	1,411	3,556
* #	ArthroCare Corp.	43,954	353,830
*	Aspect Medical Systems, Inc.	18,703	94,637
*	Assisted Living Concepts, Inc.	27,111	537,611
*	AtriCure, Inc.	2,509	3,111
*	ATS Medical, Inc.	112,041	299,149
* #	AVI BioPharma, Inc.	625,754	506,861
*	Avigen, Inc.	300,630	369,775
*	Bioanalytical Systems, Inc.	32,200	51,198
* #	BioLase Technology, Inc.	98,779	102,730
*	BioSante Pharmaceuticals, Inc.	155,762	320,870
*	BioScrip, Inc.	622,521	1,979,617
*	BioSphere Medical, Inc.	4,328	8,223
	Brookdale Senior Living, Inc.	106,754	1,100,634
*	Caliper Life Sciences, Inc.	502,116	723,047
*	Cantel Medical Corp.	504,446	7,127,822
*	Capital Senior Living Corp.	766,733	3,028,595
*	Cardiac Science Corp.	679,538	2,004,637
*	Cardiovascular Systems, Inc.	2,800	18,312
*	Cerus Corp.	308,444	363,964
*	Columbia Laboratories, Inc.	528,779	735,003
*	CombinatoRx, Inc.	224,906	146,189
*	CONMED Corp.	859,298	11,445,849
#	Cooper Companies, Inc.	597,836	17,187,785

17

*	Cortex Pharmaceuticals, Inc.	31,137	9,030
*	Cross Country Healthcare, Inc.	1,035,828	9,125,645
*	CuraGen Corp.	936,372	880,190
*	Curis, Inc.	521,721	610,414
*	Cutera, Inc.	236,555	1,485,565
*	Cynosure, Inc. Class A	87,582	536,002
*	Cytomedix, Inc.	54,000	29,700
*	DepoMed, Inc.	316,940	659,235
*	Dexcom, Inc.	254,027	1,138,041
*	Digirad Corp.	100,114	137,156
* #	Discovery Laboratories, Inc.	624,438	543,261
*	DUSA Pharmaceuticals, Inc.	197,876	261,196
*	Dyax Corp.	263,497	516,454
*	Dynavax Technologies Corp.	470,278	522,009
* #	Emeritus Corp.	98,404	889,572
*	Emisphere Technologies, Inc.	403,337	209,735
* ●	Endo Pharmaceuticals Solutions	667,320	660,647
*	Endologix, Inc.	601,902	1,420,489
*	Enzo Biochem, Inc.	402,610	1,650,701
*	etrials Worldwide, Inc.	719	539
*	ev3, Inc.	575,954	4,814,975
*	Evotec AG Sponsored ADR	66,790	116,883
* #	Exelixis, Inc.	372,902	1,838,407
*	Five Star Quality Care, Inc.	411,851	696,028
*	Gentiva Health Services, Inc.	428,807	6,830,896
* #	GenVec, Inc.	552,418	386,693
*	Greatbatch, Inc.	140,835	2,963,168
*	Hanger Orthopedic Group, Inc.	455,757	6,339,580
*	Harvard Bioscience, Inc.	313,087	907,952
*	Health Management Associates, Inc.	458,950	2,143,297
*	HealthTronics, Inc.	438,970	640,896
* #	Hemispherx Biopharma, Inc.	199,132	105,540
*	Hi-Tech Pharmacal Co., Inc.	230,438	1,739,807
*	Hollis-Eden Pharmaceuticals, Inc.	236,521	96,974
	Hooper Holmes, Inc.	31,073	12,118
*	Human Genome Sciences, Inc.	197,019	431,472
*	I-Flow Corp.	256,711	1,283,555
*	Immtech International, Inc.	80,549	23,359
* #	Immunomedics, Inc.	846,754	982,235
* #	Incyte Corp.	549,373	1,296,520
*	Infinity Pharmaceuticals, Inc.	32,318	200,048
*	Inovio Biomedical Corp.	278,023	100,088
*	IntegraMed America, Inc.	140,989	977,054
*	Interleukin Genetics, Inc.	18,140	6,893
#	Invacare Corp.	514,161	7,912,938
*	InVentiv Health, Inc.	298,015	3,304,986
*	Iridex Corp.	97,820	138,904
*	ISTA Pharmaceuticals, Inc.	369,034	752,829
*	Javelin Pharmaceuticals, Inc.	481,762	645,561
	Kewaunee Scientific Corp.	52,939	496,568
*	Kindred Healthcare, Inc.	1,556,280	20,262,766
* #	K-V Pharmaceutical Co. Class A	68,285	95,599
*	Langer, Inc.	15,514	8,378
*	Lannet Co., Inc.	267,073	1,462,225
	LCA-Vision, Inc.	207,117	1,190,923

18

*	LeMaitre Vascular, Inc.	79,100	201,705
*	Lexicon Pharmaceuticals, Inc.	1,349,450	1,484,395
* #	LifePoint Hospitals, Inc.	1,732,785	44,792,492
*	Magyar Bancorp, Inc.	28,971	143,406
*	Maxygen, Inc.	204,028	1,193,564
*	MedCath Corp.	726,154	7,348,678
*	MediciNova, Inc.	1,850	4,662
	Merge Healthcare, Inc.	360,150	669,879
*	Metabasis Therapeutics, Inc.	344,163	123,899
* #	MiddleBrook Pharmaceuticals, Inc.	504,849	711,837
* #	Monogram Biosciences, Inc.	6,077	16,226
*	Nabi Biopharmaceuticals	138,689	477,090
*	National Dentex Corp.	88,789	438,618
*	Neurocrine Biosciences, Inc.	434,736	1,434,629
*	Neurometric, Inc.	63,412	103,362
*	Nighthawk Radiology Holdings, Inc.	264,474	944,172
*	NMT Medical, Inc.	158,237	139,249
* #	Novavax, Inc.	309,695	755,656
*	NOVT Corp.	2,900	4,060
*	NPS Pharmaceuticals, Inc.	511,014	1,768,108
*	Nutraceutical International Corp.	142,532	1,171,613
*	OraSure Technologies, Inc.	473,271	1,713,241
*	Orchid Cellmark, Inc.	117,570	117,570
*	Osteotech, Inc.	648,087	2,475,692
*	OXiGENE, Inc.	361,797	343,707
*	Palatin Technologies, Inc.	21,577	3,021
*	Palomar Medical Technologies, Inc.	101,683	875,491
*	Par Pharmaceutical Cos., Inc.	408,665	4,384,975
*	PDI, Inc.	356,511	1,144,400
*	Prospect Medical Holdings, Inc.	4,900	8,379
*	Providence Service Corp.	145,675	1,430,529
	Psychemedics Corp.	24,886	149,316
*	RadNet, Inc.	385,198	593,205
*	Regeneration Technologies, Inc.	87,929	311,269
*	RehabCare Group, Inc.	526,996	8,800,833
*	Repros Therapeutics, Inc.	125,399	863,999
*	Res-Care, Inc.	333,814	5,347,700
*	Retractable Technologies, Inc.	39,828	29,074
*	Rural/Metro Corp.	131,700	177,795
* #	Salix Pharmaceuticals, Ltd.	444,736	4,892,096
*	Santarus, Inc.	594,834	1,046,908
*	SciClone Pharmaceuticals, Inc.	599,441	953,111
*	SCOLR Pharma, Inc.	11,629	5,349
* #	Sirona Dental Systems, Inc.	116,420	1,904,631
* #	Somaxon Pharmaceuticals, Inc.	36,373	13,458
*	Sonic Innovations, Inc.	502,388	311,481
*	Spectranetics Corp.	12,620	49,218
*	Spectrum Pharmaceuticals, Inc.	374,330	913,365
*	SRI/Surgical Express, Inc.	146,301	219,452
* #	StemCells, Inc.	623,945	1,060,707
* #	Stereotaxis, Inc.	338,956	1,132,113
*	Strategic Diagnostics, Inc.	277,238	293,872
*	Sunesis Pharmaceuticals, Inc.	12,855	3,214
*	SunLink Health Systems, Inc.	44,600	71,806
*	SuperGen, Inc.	678,609	1,364,004

19

*	Symmetry Medical, Inc.	5,979	43,408
*	Theragenics Corp.	560,030	694,437
*	Tomotherapy, Inc.	95,340	245,977
*	Transcept Pharmaceuticals, Inc.	13,134	38,089
#	Trimeris, Inc.	264,366	531,376
* #	Triple-S Management Corp.	375,400	4,812,628
* ●	Tripos Escrow Shares	200	18
*	United American Healthcare Corp.	15,300	25,475
*	Urologix, Inc.	28,876	24,545
* #	Vanda Pharmaceuticals, Inc.	30,824	31,132
*	Vical, Inc.	636,573	1,623,261
*	Vital Images, Inc.	256,829	2,601,678
* #	Zymogenetics, Inc.	377,727	1,322,045
Total Health Care			297,822,314

Industrials — (15.2%)
*	A. T. Cross Co. Class A	281,074	815,115
	A.O. Smith Corp.	364,959	11,346,575
*	AAR Corp.	3,720	56,060
*	ACCO Brands Corp.	164,384	343,563
	Aceto Corp.	526,050	3,761,258
*	Active Power, Inc.	306,219	174,943
*	AeroCentury Corp.	26,490	132,715
*	Aerosonic Corp.	44,620	98,164
* #	AirTran Holdings, Inc.	544,723	3,785,825
	Alamo Group, Inc.	234,217	2,637,283
*	Alaska Air Group, Inc.	700,478	11,754,021
	Albany International Corp. Class A	55,493	514,975
#	Alexander & Baldwin, Inc.	1,094,786	29,165,099
*	Allied Defense Group, Inc.	117,701	474,335
* #	Amerco, Inc.	345,582	11,214,136
	American Railcar Industries, Inc.	275,889	2,516,108
	Ampco-Pittsburgh Corp.	33,229	809,458
*	AMREP Corp.	5,000	92,950
*	APAC Customer Services, Inc.	642,309	2,961,044
* #	Applied Energetics, Inc.	611,786	220,243
#	Applied Industrial Technologies, Inc.	1,370,450	30,835,125
#	Arkansas Best Corp.	853,845	19,706,743
*	Armstrong World Industries, Inc.	117,596	2,137,895
*	Atlas Air Worldwide Holding, Inc.	69,429	1,843,340
*	Avalon Holding Corp. Class A	40,609	71,472
#	Baldor Electric Co.	314,670	7,300,344
*	Baldwin Technology Co., Inc. Class A	387,412	453,272
	Barnes Group, Inc.	28,510	403,702
	Barrett Business Services, Inc.	79,172	791,720
* #	BE Aerospace, Inc.	556,857	6,008,487
#	Belden, Inc.	103,728	1,672,095
*	Blount International, Inc.	167,483	1,071,891
* #	BlueLinx Holdings, Inc.	476,175	1,490,428
	Bowne & Co., Inc.	492,635	2,517,365
*	Breeze-Eastern Corp.	67,570	558,128
#	Briggs & Stratton Corp.	2,002,165	29,792,215
*	BTU International, Inc.	21,348	79,842
* #	Builders FirstSource, Inc.	620,679	2,054,447
#	C&D Technologies, Inc.	260,768	571,082

20

*	CAI International, Inc.	21,977	80,436
* #	Capstone Turbine Corp.	585,231	468,185
	Cascade Corp.	300	7,251
*	Casella Waste Systems, Inc. Class A	107,124	220,675
	CDI Corp.	230,336	2,752,515
*	CECO Environmental Corp.	155,903	553,456
*	Celadon Group, Inc.	41,277	282,335
*	Cenveo, Inc.	113,472	535,588
* #	Ceradyne, Inc.	18,171	313,268
	Champion Industries, Inc.	369,015	557,213
*	Chart Industries, Inc.	45,797	633,373
	Chicago Rivet & Machine Co.	22,713	279,938
	CIRCOR International, Inc.	133,918	3,445,710
*	Coleman Cable, Inc.	39,174	97,543
*	Columbus McKinnon Corp.	46,636	604,403
*	Comforce Corp.	21,165	27,938
*	Commercial Vehicle Group, Inc.	283,930	272,573
	CompX International, Inc.	61,680	368,846
*	COMSYS IT Partners, Inc.	247,121	1,304,799
*	Consolidated Graphics, Inc.	205,030	3,981,683
* #	Continental Airlines, Inc.	505,242	5,315,146
*	Cornell Companies, Inc.	240,086	4,364,763
*	Covenant Transport Group Class A	194,919	401,533
*	CPI Aerostructures, Inc.	19,931	147,489
*	Crocs, Inc.	5,800	13,050
	Diamond Management & Technology Consultants, Inc.	100,025	280,070
*	Document Securities Systems, Inc.	173,686	331,740
*	Dollar Thrifty Automotive Group, Inc.	3,641	13,690
*	Double Eagle Petroleum Co.	37,702	171,921
	Ducommun, Inc.	296,189	5,129,993
#	Eagle Bulk Shipping, Inc.	197,426	1,287,218
	Eastern Co.	79,904	913,303
	Ecology & Environment, Inc. Class A	43,940	591,432
	Electro Rent Corp.	570,598	5,460,623
#	Encore Wire Corp.	316,072	6,903,012
* #	Energy Focus, Inc.	136,025	112,901
*	EnerSys	1,359,088	23,172,450
	Ennis, Inc.	706,247	6,356,223
*	EnPro Industries, Inc.	249,332	3,979,339
	Espey Manufacturing & Electronics Corp.	3,667	55,958
*	Esterline Technologies Corp.	1,043,023	27,483,656
* #	Evergreen Solar, Inc.	178,329	433,339
*	Exide Technologies	233,092	1,265,690
*	ExpressJet Holdings, Inc.	77,264	95,807
	Federal Signal Corp.	712,021	5,532,403
*	First Advantage Corp.	436,145	6,254,319
*	First Aviation Services, Inc.	8,900	4,228
*	Flow International Corp.	276,256	502,786
	Frozen Food Express Industries, Inc.	419,189	1,815,088
* #	FuelCell Energy, Inc.	550,242	1,749,770
	G & K Services, Inc. Class A	650,245	16,236,618
#	GATX Corp.	1,352,865	40,734,765
#	Genco Shipping & Trading, Ltd.	93,493	1,785,716
*	Gencor Industries, Inc.	6,730	56,128
	GenCorp, Inc.	661,344	1,587,226

21

*	Global Cash Access, Inc.	336,154	2,040,455
*	GP Strategies Corp.	172,274	689,096
	Great Lakes Dredge & Dock Corp.	103,434	409,599
#	Greenbrier Companies, Inc.	161,447	1,373,914
*	Griffon Corp.	715,305	6,201,694
	Hardinge, Inc.	138,785	666,168
*	Herley Industries, Inc.	477,440	4,936,735
	Horizon Lines, Inc. Class A	116,427	619,392
*	Hudson Highland Group, Inc.	474,274	777,809
*	Hudson Technologies, Inc.	4,250	7,608
* #	Hurco Companies, Inc.	46,886	718,762
*	ICT Group, Inc.	260,063	1,841,246
*	Innotrac Corp.	110,636	99,572
* #	Insituform Technologies, Inc. Class A	306,594	4,700,086
	Insteel Industries, Inc.	217,384	1,619,511
*	Interline Brands, Inc.	326,110	4,226,386
	International Shipholding Corp.	227,392	4,775,232
*	Intersections, Inc.	190,176	625,679
* #	JetBlue Airways Corp.	1,309,482	6,455,746
*	JPS Industries, Inc.	42,300	148,050
*	Kadant, Inc.	422,329	5,211,540
	Kelly Services, Inc. Class A	495,000	5,623,200
*	Kenexa Corp.	331,498	2,174,627
#	Kennametal, Inc.	291,138	5,953,772
*	Key Technology, Inc.	7,785	82,054
*	Kforce, Inc.	218,602	2,384,948
	L.S. Starrett Co. Class A	181,486	1,858,417
*	Ladish Co., Inc.	35,739	270,544
	Lawson Products, Inc.	2,258	25,922
*	Layne Christensen Co.	33,338	722,101
*	LECG Corp.	620,951	1,806,967
*	LGL Group, Inc.	7,917	30,322
*	Limco-Piedmont, Inc.	13,267	32,769
	LSI Industries, Inc.	49,272	276,416
*	Lydall, Inc.	431,171	1,849,724
*	M&F Worldwide Corp.	556,176	8,871,007
*	Mac-Gray Corp.	319,000	2,201,100
*	Magnetek, Inc.	392,480	686,840
* ●	MAIR Holdings, Inc. Escrow Shares	593,484	—
*	Marten Transport, Ltd.	538,817	11,175,065
*	Medialink Worldwide, Inc.	95,680	10,716
*	Merrimac Industries, Inc.	40,915	156,295
*	MFRI, Inc.	131,952	671,636
*	Microvision, Inc.	542,185	1,008,464
*	Miller Industries, Inc.	212,844	1,702,752
*	Misonix, Inc.	124,173	285,598
*	Mobile Mini, Inc.	940,455	12,884,234
	Mueller Water Products, Inc.	2,214,313	9,277,971
	NACCO Industries, Inc. Class A	170,629	6,526,559
*	Nashua Corp.	78,041	120,964
*	National Patent Development Corp.	230,265	310,858
	National Technical Systems, Inc.	151,136	476,078
* #	NCI Building Systems, Inc.	325,416	1,285,393
*	Ocean Power Technologies, Inc.	4,822	31,632
*	On Assignment, Inc.	231,476	814,796

22

	Oshkosh Truck Corp. Class B	1,447,301	13,894,090
*	P.A.M. Transportation Services, Inc.	144,198	767,133
	Pacer International, Inc.	38,936	165,089
*	Paragon Technologies, Inc.	9,306	18,705
*	Park-Ohio Holdings Corp.	231,726	1,077,526
*	Patrick Industries, Inc.	119,986	67,192
*	Pemco Aviation Group Inc	10,158	12,698
*	Perini Corp.	405,854	7,021,274
*	PGT, Inc.	81,061	174,281
*	Pinnacle Airlines Corp.	65,304	135,832
*	Plug Power, Inc.	526,873	521,604
*	Polypore International, Inc.	1,000	7,540
	Portec Rail Products, Inc.	84,547	676,376
	Preformed Line Products Co.	47,846	1,775,087
	Providence & Worcester Railroad Co.	67,442	775,583
*	Quality Distribution, Inc.	188,885	375,881
#	Quixote Corp.	11,857	33,792
*	RCM Technologies, Inc.	123,033	163,634
#	Regal-Beloit Corp.	470,738	19,126,085
*	Republic Airways Holdings, Inc.	1,682,318	12,045,397
*	Rush Enterprises, Inc. Class A	863,003	11,357,119
*	Rush Enterprises, Inc. Class B	332,468	3,697,044
*	Saia, Inc.	346,986	4,531,637
#	Schawk, Inc.	143,046	1,028,501
* #	School Specialty, Inc.	591,995	11,111,746
	Servidyne, Inc.	21,203	47,919
	Servotronics, Inc.	7,660	79,741
*	SIFCO Industries, Inc.	69,115	549,464
	SkyWest, Inc.	1,621,728	19,525,605
*	SL Industries, Inc.	18,195	137,372
*	Sparton Corp.	310,745	419,506
*	Spherion Corp.	1,016,596	3,649,580
#	Standard Register Co.	206,340	1,077,095
	Standex International Corp.	309,738	4,296,066
	Steelcase, Inc. Class A	226,032	1,023,925
	Supreme Industries, Inc.	104,478	135,821
	Sypris Solutions, Inc.	275,157	209,119
#	TAL International Group, Inc.	45,471	435,612
*	Taser International, Inc.	497,750	2,389,200
*	TeamStaff, Inc.	9,762	17,816
	Tech/Ops Sevcon, Inc.	3,000	5,940
	Technology Research Corp.	100,707	197,889
	Tecumseh Products Co. Class A	439,770	4,490,052
*	Tecumseh Products Co. Class B	52,532	568,396
*	Textainer Group Holdings, Ltd.	1,000	8,860
*	Thomas Group, Inc.	45,972	34,479
	Timken Co.	104,317	1,677,417
	Todd Shipyards Corp.	95,315	1,313,441
*	Trailer Bridge, Inc.	86,120	249,748
*	TRC Companies, Inc.	344,030	918,560
	Tredegar Industries, Inc.	1,245,361	21,893,446
#	Trinity Industries, Inc.	1,524,225	22,268,927
#	Triumph Group, Inc.	327,969	13,554,959
*	Tufco Technologies, Inc.	35,471	144,722
	Twin Disc, Inc.	63,803	435,136

23

*	U.S. Home Systems, Inc.	106,855	221,190
* #	United Rentals, Inc.	1,280,869	7,762,066
	Universal Forest Products, Inc.	510,150	17,120,634
*	Universal Security Instruments, Inc.	30,409	129,238
*	UQM Technologies, Inc.	296,823	463,044
*	USA Truck, Inc.	337,839	4,750,016
* #	USG Corp.	73,904	1,098,213
*	Valence Technology, Inc.	4,800	10,752
	Valpey Fisher Corp.	15,889	18,272
*	Versar, Inc.	27,971	69,368
	Viad Corp.	330,580	6,307,466
*	Volt Information Sciences, Inc.	553,904	3,977,031
	Wabash National Corp.	530,296	662,870
*	Waste Services, Inc.	356,170	1,923,318
	Watts Water Technologies, Inc.	898,916	20,009,870
*	WCA Waste Corp.	524,788	1,075,815
#	Werner Enterprises, Inc.	2,379,515	38,905,070
*	Willdan Group, Inc.	15,995	22,393
*	Willis Lease Finance Corp.	268,566	3,061,652
* #	YRC Worldwide, Inc.	821,845	2,490,190
Total Industrials			811,689,732

Information Technology — (16.8%)
*	3Com Corp.	1,074,071	4,349,988
* #	Access Integrated Technologies, Inc.	269,160	279,926
*	Acorn Energy, Inc.	172,475	422,564
*	Actel Corp.	696,528	8,616,051
*	ActivIdentity Corp.	739,453	1,589,824
*	Adaptec, Inc.	4,351,687	12,445,825
* #	ADC Telecommunications, Inc.	1	7
*	Advanced Analogic Technologies, Inc.	509,444	2,445,331
*	Advanced Energy Industries, Inc.	6,409	54,028
*	Advanced Photonix, Inc.	29,384	17,924
*	Aehr Test Systems	57,840	59,575
*	Aetrium, Inc.	178,073	233,276
	Agilysys, Inc.	552,954	3,334,313
* ●	Allen Organ Co. Escrow Shares	4,900	44,529
*	Allied Motion Technologies, Inc.	44,400	104,340
*	American Commercial Lines, Inc.	148,305	738,559
* #	Amkor Technology, Inc.	126,103	543,504
*	Amtech Systems, Inc.	36,666	153,631
*	Anadigics, Inc.	610,250	1,842,955
*	Anaren, Inc.	335,363	4,363,073
*	Applied Micro Circuits Corp.	1,501,907	8,185,393
* #	Arris Group, Inc.	2,152,087	22,962,768
*	Aspen Technology, Inc.	326,227	2,531,522
*	Astea International, Inc.	12,475	29,441
	Astro-Med, Inc.	92,071	507,311
* #	ATMI, Inc.	106,564	1,682,646
*	Autobytel, Inc.	407,340	219,964
*	Avid Technology, Inc.	964,460	10,676,572
* #	Avocent Corp.	798,091	11,524,434
	AVX Corp.	366,707	3,670,737
*	Aware, Inc.	667,803	1,569,337
*	AXT, Inc.	317,739	270,078

24

	Bel Fuse, Inc. Class A	3,705	53,723
	Bel Fuse, Inc. Class B	57,732	934,104
*	Bell Microproducts, Inc.	623,870	492,857
*	Benchmark Electronics, Inc.	2,841,081	34,462,313
	Black Box Corp.	490,438	13,423,288
*	Blonder Tongue Laboratories, Inc.	8,764	11,393
	Bogen Communications International, Inc.	43,800	167,535
*	Borland Software Corp.	616,847	468,804
* #	Brightpoint, Inc.	452,638	2,358,244
*	Brooks Automation, Inc.	2,585,733	16,083,259
*	Cadence Design Systems, Inc.	186,422	1,040,235
*	CalAmp Corp.	345,641	276,513
*	California Micro Devices Corp.	745,104	2,093,742
*	CallWave, Inc.	195,277	165,985
*	Cascade Microtech, Inc.	26,512	87,490
*	Catapult Communications Corp.	204,677	1,512,563
*	CEVA, Inc.	267,028	2,202,981
*	Checkpoint Systems, Inc.	372,689	4,528,171
*	Chordiant Software, Inc.	63,134	202,029
*	Chyron International Corp.	51,176	85,976
*	Ciber, Inc.	2,122,374	6,855,268
* #	Ciena Corp.	200,037	2,390,442
*	Cirrus Logic, Inc.	210,535	978,988
*	Clarus Corp.	371,800	1,498,354
*	Clearfield, Inc.	77,789	101,126
*	Coherent, Inc.	952,417	18,095,923
	Cohu, Inc.	712,585	6,954,830
*	Comarco, Inc.	10,221	16,558
# ●	Commerce One LLC	55,600	—
	Communications Systems, Inc.	103,486	865,143
*	Computer Task Group, Inc.	207,875	814,870
*	Concurrent Computer Corp.	136,268	644,548
* #	Convera Corp.	348,249	91,589
*	Convergys Corp.	859,067	8,685,167
*	CPI International, Inc.	122,996	1,346,806
*	Cray, Inc.	413	1,735
*	CSP, Inc.	117,245	350,563
	CTS Corp.	1,387,709	8,423,394
*	CyberOptics Corp.	269,508	1,253,212
*	Cypress Semiconductor Corp.	1,063,190	8,431,097
*	Data I/O Corp.	80,182	216,491
*	Datalink Corp.	63,365	210,372
	Dataram Corp.	75,871	100,150
*	DDi Corp.	387,080	1,316,072
*	Digi International, Inc.	714,872	5,197,119
*	Digimarc Corp.	101,390	1,009,844
*	Ditech Networks, Inc.	685,602	671,959
*	Dot Hill Systems Corp.	526,584	405,470
*	DSP Group, Inc.	400,811	2,521,101
*	Dycom Industries, Inc.	404,446	3,405,435
*	Dynamics Research Corp.	84,242	694,997
*	Easylink Services International Corp.	34,202	61,222
*	EDCI Holdings, Inc.	122,643	570,290
*	EDGAR Online, Inc.	207,114	223,683
*	Edgewater Technology, Inc.	298,591	713,632

25

*	EFJohnson Technologies, Inc.	508,819	325,644
*	Electro Scientific Industries, Inc.	1,199,372	10,314,599
*	Electronics for Imaging, Inc.	943,973	9,269,815
*	EMCORE Corp.	93,441	115,867
*	EMS Technologies, Inc.	263,992	5,029,048
*	Emulex Corp.	23,702	248,160
*	En Pointe Technologies, Inc.	38,700	86,688
*	Endwave Corp.	332,391	917,399
*	Entorian Technologies, Inc.	411,990	111,237
*	Entrust, Inc.	526,406	1,026,492
*	Epicor Software Corp.	48,100	265,512
*	ePlus, Inc.	272,314	3,265,045
*	Euronet Worldwide, Inc.	398,175	6,442,472
*	Evans & Sutherland Computer Corp.	145,693	96,157
* #	Exar Corp.	824,988	5,073,676
*	Extreme Networks, Inc.	1,937,792	3,410,514
*	Fairchild Semiconductor Corp. Class A	1,401,178	8,631,256
*	FortuNet, Inc.	4,304	14,117
	Frequency Electronics, Inc.	204,701	679,607
*	FSI International, Inc.	597,144	292,601
*	Gerber Scientific, Inc.	412,711	1,630,208
	Gevity HR, Inc.	360,090	1,425,956
*	Giga-Tronics, Inc.	14,300	20,306
*	Globecomm Systems, Inc.	230,212	1,565,442
*	Goldleaf Financial Solutions, Inc.	226,229	165,147
*	GSI Technology, Inc.	3,000	9,270
*	GTSI Corp.	237,469	1,068,611
*	Halifax Corp.	2,700	1,080
*	Harris Stratex Networks, Inc. Class A	530,952	2,134,427
*	Hauppauge Digital, Inc.	130,387	171,459
* #	Hughes Communications, Inc.	27,972	536,223
* #	Hutchinson Technology, Inc.	432,238	829,897
*	Hypercom Corp.	812,432	877,427
*	I.D. Systems, Inc.	151,003	593,442
*	iBasis, Inc.	493,464	518,137
* #	iGo, Inc.	373,705	279,830
*	Ikanos Communications, Inc.	199,994	293,991
*	I-many, Inc.	139,504	55,802
	Imation Corp.	1,609,486	16,094,860
*	infoGROUP, Inc.	438,688	1,776,686
	InfoSpace, Inc.	523,568	3,471,256
* #	Insight Enterprises, Inc.	830,111	4,748,235
*	InsWeb Corp.	19,975	46,542
*	Integrated Device Technology, Inc.	4,948,453	26,870,100
*	Integrated Silicon Solution, Inc.	367,354	822,873
*	Intelli-Check, Inc.	159,451	205,692
*	Intelligent Systems Corp.	29,047	20,333
*	Intelligroup, Inc.	70,500	98,700
*	Internap Network Services Corp.	811,192	2,255,114
*	International Rectifier Corp.	489,250	8,258,540
*	Internet Brands, Inc.	271,690	1,665,460
*	Internet Capital Group, Inc.	1,072,331	5,822,757
*	Interphase Corp.	86,887	390,992
*	Intest Corp.	3,293	691
*	Intevac, Inc.	186,577	1,285,516

26

*	IntriCon Corp.	41,096	124,932
*	INX, Inc.	8,060	27,807
*	iPass, Inc.	396,852	452,411
*	iPCS, Inc.	74,187	1,077,195
*	Iteris, Inc.	108,667	127,140
	IXYS Corp.	240,699	2,296,268
	Jabil Circuit, Inc.	510,455	4,134,686
*	Jaco Electronics, Inc.	54,959	43,418
*	JDS Uniphase Corp.	163,391	753,233
	Keithley Instruments, Inc.	226,569	783,929
* #	Kemet Corp.	92,927	74,342
*	Key Tronic Corp.	365,738	530,320
*	Keynote Systems, Inc.	440,972	3,399,894
*	Kopin Corp.	343,519	944,677
*	Kowabunga!, Inc.	167,522	25,128
*	Kratos Defense & Security Solutions, Inc.	1,327,414	1,048,657
* #	Kulicke & Soffa Industries, Inc.	571,610	2,286,440
*	KVH Industries, Inc.	51,442	282,931
* #	L-1 Identity Solutions, Inc.	624,941	4,574,568
*	Lattice Semiconductor Corp.	1,822,195	3,170,619
* #	LeCroy Corp.	187,030	607,848
* #	LightPath Technologies, Inc.	11,338	5,556
*	Lionbridge Technologies, Inc.	1,064,190	1,436,657
*	Logic Devices, Inc.	74,636	42,916
*	LogicVision, Inc.	56,300	56,300
*	LoJack Corp.	197,970	677,057
*	LookSmart, Ltd.	544,441	680,551
*	Loral Space & Communications, Inc.	135,330	3,159,956
*	Luna Innovations, Inc.	41,132	30,438
* #	Macrovision Solutions Corp.	685,077	13,852,257
*	Magma Design Automation, Inc.	484,604	862,595
	Marchex, Inc. Class B	318,006	1,437,387
*	Mastech Holdings, Inc.	44,797	84,218
*	Mattson Technology, Inc.	677,422	779,035
*	Measurement Specialties, Inc.	11,600	78,764
* #	Mechanical Technology, Inc.	34,024	18,713
	MedQuist, Inc.	119,652	327,846
*	Mentor Graphics Corp.	26,319	176,864
*	Mercury Computer Systems, Inc.	278,616	2,262,362
*	Merix Corp.	246,738	152,978
#	Methode Electronics, Inc.	1,273,546	7,666,747
*	Microtune, Inc.	669,952	1,400,200
*	Mindspeed Technologies, Inc.	270,551	573,568
*	MIPS Technologies, Inc.	162,213	538,547
*	MIVA, Inc.	74,028	25,155
*	MKS Instruments, Inc.	2,124,394	33,246,766
*	ModusLink Global Solutions, Inc.	596,131	2,205,685
*	MoSys, Inc.	242,165	339,031
*	MPS Group, Inc.	3,441,900	27,672,876
*	MSC.Software Corp.	234,683	1,440,954
*	MTM Technologies, Inc.	386	232
*	Nanometrics, Inc.	246,719	498,372
*	Napco Security Technologies, Inc.	49,049	65,235
*	NETGEAR, Inc.	110,306	1,765,999
*	Network Equipment Technologies, Inc.	365,022	1,434,536

27

*	Newport Corp.	1,732,785	8,646,597
*	Novatel Wireless, Inc.	404,593	2,771,462
*	Nu Horizons Electronics Corp.	282,311	787,648
*	NumereX Corp. Class A	104,799	418,148
*	NYFIX, Inc.	462,231	582,411
	O.I. Corp.	53,861	421,462
*	Oclaro, Inc.	704,001	696,962
* #	Oculus Innovative Sciences, Inc.	27,995	30,515
*	OmniVision Technologies, Inc.	1,301,117	12,373,623
*	Omtool, Ltd.	52,214	33,939
*	On2 Technologies, Inc.	18,063	5,780
*	Online Resources Corp.	108,246	464,375
	Openwave Systems, Inc.	557,164	668,597
*	Oplink Communications, Inc.	690,269	7,620,570
*	OpNext, Inc.	10,419	26,360
*	Optelecom-NKF, Inc.	8,825	33,359
*	OPTi, Inc.	164,800	515,824
*	Optical Cable Corp.	116,577	324,084
* #	Orbcomm, Inc.	663,191	848,884
*	OSI Systems, Inc.	205,314	3,849,638
*	Overland Storage, Inc.	92,828	63,123
* #	OYO Geospace Corp.	20,395	324,281
*	PAR Technology Corp.	108,721	568,611
* #	ParkerVision, Inc.	146,397	409,912
*	PC Connection, Inc.	897,789	4,444,056
	PC-Tel, Inc.	638,185	3,107,961
*	PDF Solutions, Inc.	338,611	606,114
*	Perceptron, Inc.	144,518	521,710
*	Perficient, Inc.	215,367	1,501,108
*	Performance Technologies, Inc.	289,576	802,126
*	Pericom Semiconductor Corp.	325,141	2,897,006
*	Pervasive Software, Inc.	567,326	2,785,571
*	Photronics, Inc.	1,304,161	2,177,949
*	Physicians Formula Holdings, Inc.	18,595	45,558
*	Planar Systems, Inc.	259,633	244,055
*	PLATO Learning, Inc.	277,077	820,148
*	PLX Technology, Inc.	334,034	1,132,375
*	Presstek, Inc.	291,393	562,388
* ●	Price Communications Liquidation Trust	1,498,306	204,639
	QAD, Inc.	115,822	308,087
	Qualstar Corp.	250,883	597,102
*	QuickLogic Corp.	280,437	426,264
*	Rackable Systems, Inc.	893,591	4,074,775
*	Radiant Systems, Inc.	115,601	851,979
*	RadiSys Corp.	486,064	3,485,079
*	RAE Systems, Inc.	483,093	376,813
*	RealNetworks, Inc.	2,384,268	5,865,299
*	Relm Wireless Corp.	133,363	110,691
	Renaissance Learning, Inc.	37,967	364,483
* #	RF Micro Devices, Inc.	3,330,339	7,027,015
*	RF Monolithics, Inc.	18,387	6,252
	Richardson Electronics, Ltd.	461,490	1,652,134
*	Rudolph Technologies, Inc.	502,812	2,629,707
*	S1 Corp.	1,062,720	6,588,864
* #	Saba Software, Inc.	312,633	722,182

28

* #	Safeguard Scientifics, Inc.	1,589,461	1,446,410
* #	SatCon Technology Corp.	94,200	198,762
*	SCM Microsystems, Inc.	378,413	896,839
*	SeaChange International, Inc.	775,320	4,861,256
*	Semitool, Inc.	201,657	957,871
*	Sigmatron International, Inc.	16,500	24,750
*	Silicon Image, Inc.	477,082	1,297,663
*	Silicon Storage Technology, Inc.	3,778,252	6,989,766
* #	SiRF Technology Holdings, Inc.	87,224	242,483
*	Skyworks Solutions, Inc.	4,982,775	44,047,731
*	Smart Modular Technologies (WWH), Inc.	1,219	2,999
*	Smith Micro Software, Inc.	178,957	1,539,030
*	Soapstone Networks, Inc.	352,815	1,301,887
*	Sonic Solutions, Inc.	335,336	737,739
*	SonicWALL, Inc.	1,654,865	8,985,917
*	Sonus Networks, Inc.	689,370	1,192,610
*	SourceForge, Inc.	854,769	816,304
*	Spectrum Control, Inc.	263,146	1,860,442
*	SRS Labs, Inc.	54,088	307,220
*	Standard Microsystems Corp.	100,609	1,595,659
	StarTek, Inc.	224,422	924,619
*	SumTotal Systems, Inc.	72,998	281,042
*	Sunair Electronics, Inc.	14,271	29,826
*	Sunrise Telecom, Inc.	132,300	132,300
*	SupportSoft, Inc.	941,772	2,118,987
*	Sycamore Networks, Inc.	6,832,668	20,156,371
*	Symmetricom, Inc.	355,106	1,768,428
*	SYNNEX Corp.	1,047,945	22,562,256
*	Tech Data Corp.	1,380,727	39,751,130
	Technitrol, Inc.	201,292	819,258
*	Technology Solutions Co.	35,343	82,703
*	TechTarget, Inc.	11,390	45,674
*	TechTeam Global, Inc.	233,641	1,212,597
*	Telular Corp.	286,285	572,570
*	Teradyne, Inc.	656,157	3,897,573
*	Tessco Technologies, Inc.	61,473	562,478
*	The Knot, Inc.	178,649	1,620,346
	TheStreet.com, Inc.	265,662	565,860
* #	THQ, Inc.	142,138	486,112
*	Tier Technologies, Inc. Class B	543,768	3,420,301
*	TII Network Technologies, Inc.	92,005	64,404
*	Tollgrade Communications, Inc.	330,412	1,965,951
*	Track Data Corp.	65,391	52,313
*	Transcat, Inc.	58,700	312,578
*	Trident Microsystems, Inc.	219,440	300,633
*	Trio-Tech International	35,820	64,476
*	Triquint Semiconductor, Inc.	3,661,285	14,022,722
	TSR, Inc.	2,290	3,870
*	TTM Technologies, Inc.	352,883	2,618,392
	Ulticom, Inc.	208,419	416,838
*	Ultra Clean Holdings, Inc.	250,047	455,086
	United Online, Inc.	475,470	2,519,991
*	UTStarcom, Inc.	837,260	979,594
*	ValueClick, Inc.	34,127	361,746
*	Veeco Instruments, Inc.	349,413	2,529,750

29

*	VeriFone Holdings, Inc.	182,062	1,367,286
*	Vicon Industries, Inc.	102,175	556,854
*	Vignette Corp.	612,507	5,059,308
*	Virage Logic Corp.	325,571	1,119,964
*	Vishay Intertechnology, Inc.	2,973,006	17,451,545
	Wayside Technology Group, Inc.	6,962	50,126
*	Web.com Group, Inc.	187,814	781,306
*	White Electronics Designs Corp.	806,028	3,554,583
*	Winland Electronics, Inc.	2,200	1,584
*	Wireless Ronin Technologies, Inc.	151,690	285,177
*	Wireless Telecom Group, Inc.	176,100	88,050
*	WPCS International, Inc.	23,311	46,389
*	X-Rite, Inc.	401,930	691,320
*	Zix Corp.	441,476	534,186
*	Zoran Corp.	1,066,827	9,537,433
*	Zygo Corp.	534,211	2,681,739
Total Information Technology			894,842,403

Materials — (4.6%)
	A. Schulman, Inc.	842,015	13,211,215
#	A.M. Castle & Co.	556,398	5,391,497
*	American Pacific Corp.	139,259	987,346
*	Amerigon, Inc.	137,566	777,248
	Ashland, Inc.	194,064	4,261,645
*	Brush Engineered Materials, Inc.	209,075	3,537,549
*	Buckeye Technologies, Inc.	837,896	4,315,164
*	Bway Holding Co.	124,435	1,159,734
	Cabot Corp.	719,241	10,500,919
	Carpenter Technology Corp.	11,400	235,638
* #	Century Aluminum Co.	136,693	552,240
* #	Coeur d’Alene Mines Corp.	1,619,497	2,234,906
*	Continental Materials Corp.	10,686	154,840
*	Core Molding Technologies, Inc.	99,118	233,918
	Cytec Industries, Inc.	156,144	3,101,020
*	Detrex Corp.	12,700	26,035
	Ferro Corp.	863,348	2,391,474
* #	Flotek Industries, Inc.	221,927	459,389
	Friedman Industries, Inc.	162,178	870,896
* #	General Moly, Inc.	517,370	786,402
	Gibraltar Industries, Inc.	762,503	5,108,770
*	Graphic Packaging Holding Co.	6,215,796	10,691,169
*	H&E Equipment Services, Inc.	351,981	2,650,417
*	Haynes International, Inc.	55,858	1,261,274
* #	Headwaters, Inc.	1,389,210	3,500,809
* #	Hecla Mining Co.	222,000	548,340
*	Horsehead Holding Corp.	146,128	1,043,354
*	ICO, Inc.	180,780	446,527
*	Impreso, Inc.	6,400	14,720
	Innospec, Inc.	1,000	7,860
*	ION Geophysical Corp.	127,100	317,750
	Kaiser Aluminum Corp.	256,519	7,577,571
	KMG Chemicals, Inc.	91,500	499,590
	Koppers Holdings, Inc.	64,170	1,216,663
	Louisiana-Pacific Corp.	573,312	2,333,380
*	Material Sciences Corp.	216,679	255,681

30

*	Maxxam, Inc.	53,466	435,748
* #	Metalico, Inc.	206,135	474,111
#	Minerals Technologies, Inc.	168,942	6,282,953
* #	Mines Management, Inc.	260,716	404,110
*	Mod-Pac Corp.	23,262	56,992
	Myers Industries, Inc.	491,348	4,928,220
*	Nanophase Technologies Corp.	225,221	209,433
	Neenah Paper, Inc.	95,593	478,921
	NL Industries, Inc.	283,964	3,438,804
	NN, Inc.	504,296	660,628
*	Northern Technologies International Corp.	3,541	18,555
* #	Northwest Pipe Co.	219,809	8,337,355
	Olympic Steel, Inc.	113,569	2,082,855
*	OM Group, Inc.	826,326	23,021,442
*	OMNOVA Solutions, Inc.	515,056	1,225,833
	P.H. Glatfelter Co.	1,344,000	11,934,720
	Penford Corp.	263,939	1,179,807
*	PolyOne Corp.	3,910,837	10,715,693
*	Rock of Ages Corp.	57,681	104,403
	Rock-Tenn Co. Class A	8,700	328,512
*	Rockwood Holdings, Inc.	58,800	723,240
*	Rosetta Resources, Inc.	253,746	1,788,909
* #	RTI International Metals, Inc.	459,802	5,982,024
	Schweitzer-Maudoit International, Inc.	330,644	7,594,893
	Sensient Technologies Corp.	398,480	9,316,462
	Spartech Corp.	776,297	3,050,847
*	Stillwater Mining Co.	472,484	2,130,903
*	Symyx Technologies, Inc.	134,139	649,233
	Synalloy Corp.	7,093	42,771
	Temple-Inland, Inc.	151,743	1,811,811
*	U.S. Concrete, Inc.	610,779	1,209,342
*	U.S. Energy Corp.	25,300	56,925
*	Universal Stainless & Alloy Products, Inc.	37,549	503,157
*	US Gold Corp.	279,759	556,720
	Vulcan International Corp.	11,100	388,500
	Wausau Paper Corp.	1,038,959	9,070,112
*	Webco Industries, Inc.	9,290	330,956
#	Westlake Chemical Corp.	1,707,624	31,932,569
#	Worthington Industries, Inc.	109,244	1,627,736
* #	Zoltek Companies, Inc.	32,000	251,840
Total Materials			248,000,995

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	73,300	—
* ●	ePresence, Inc. Escrow Shares	312,600	—
* ●	Noel Group, Inc.	95,400	477
* ●	Petrocorp, Inc. Escrow Shares	102,600	6,156
Total Other			6,633

Telecommunication Services — (0.3%)
	Arbinet-thexchange, Inc.	552,802	1,044,796
*	Centennial Communications Corp.	321,337	2,657,457
*	Cincinnati Bell, Inc.	879,028	2,452,488
	Consolidated Communications Holdings, Inc.	107,243	1,206,484
	D&E Communications, Inc.	363,318	2,034,581

31

*	General Communications, Inc. Class A	151,905	1,163,592
*	Nexstar Broadcasting Group, Inc.	100,175	78,137
*	Occam Networks, Inc.	29,170	80,218
*	PAETEC Holding Corp.	566,066	1,737,823
*	Point.360	123,641	155,788
*	Purple Communications, Inc.	559	1,370
	SureWest Communications	354,061	2,280,153
*	Xeta Corp.	64,791	127,638
Total Telecommunication Services			15,020,525

Utilities — (0.1%)
	Connecticut Water Services, Inc.	55,320	1,147,337
	Delta Natural Gas Co., Inc.	3,327	69,035
	Maine & Maritimes Corp.	42,871	1,500,485
*	Renegy Holdings, Inc.	33,158	27,190
	Unitil Corp.	35,567	728,412
Total Utilities			3,472,459

TOTAL COMMON STOCKS			4,741,310,940

RIGHTS/WARRANTS — (0.0%)
* ●	Kona Grill, Inc. Rights 05/22/09	25,572	19,179
* ●	CSF Holding, Inc. Litigation Rights	40,500	—
*	Federal-Mogul Corp. Warrants 12/27/14	62,197	8,086
* ●	Lantronix, Inc. Warrants 2008	599	—
TOTAL RIGHTS/WARRANTS			27,265

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $29,515,000 FHLMC 4.50%, 05/01/23, valued at $28,210,237) to be repurchased at $27,792,147	$27,792	$27,792,000

		Shares
SECURITIES LENDING COLLATERAL — (10.6%)
§ @	DFA Short Term Investment Fund LP	562,250,070	562,250,070

TOTAL INVESTMENTS - (100.0%)
(Cost $7,063,532,820)			$5,331,380,275

See accompanying Notes to Financial Statements.

32

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (80.6%)
Consumer Discretionary — (10.6%)
* #	1-800-FLOWERS.COM, Inc.	2,828	$8,258
*	4Kids Entertainment, Inc.	2,300	2,944
* #	99 Cents Only Stores	25,569	274,611
*	A.C. Moore Arts & Crafts, Inc.	5,200	15,340
#	Aaron’s, Inc.	18,770	629,921
	Aaron’s, Inc. Class A	1,144	34,320
#	Abercrombie & Fitch Co.	29,500	798,270
* #	AbitibiBowater, Inc.	2,236	340
*	Acme Communications, Inc.	1,700	425
	Acme United Corp.	1,000	8,240
	Advance Auto Parts, Inc.	14,900	651,875
* #	Aeropostale, Inc.	11,541	392,048
*	AFC Enterprises, Inc.	7,503	46,594
	Aldila, Inc.	1,600	6,528
*	Alloy, Inc.	5,507	25,167
*	Amazon.com, Inc.	49,380	3,976,078
	Ambassadors Group, Inc.	6,985	85,217
*	AMDL, Inc.	2,300	1,909
* #	American Apparel, Inc.	1,276	8,613
	American Axle & Manufacturing Holdings, Inc.	10,390	10,390
*	American Biltrite, Inc.	327	451
	American Eagle Outfitters, Inc.	72,900	1,080,378
	American Greetings Corp. Class A	9,000	70,650
*	American Public Education, Inc.	1,700	61,200
*	America’s Car-Mart, Inc.	4,510	73,152
	Ameristar Casinos, Inc.	21,231	435,660
*	AnnTaylor Stores Corp.	20,100	148,539
*	Apollo Group, Inc. Class A	18,300	1,151,985
#	Arbitron, Inc.	4,906	102,143
#	Arctic Cat, Inc.	2,500	10,000
	Ark Restaurants Corp.	983	11,255
	ArvinMeritor, Inc.	39,700	49,228
	Asbury Automotive Group, Inc.	7,700	74,459
*	Ascent Media Corp. (043632108)	2,688	69,243
*	Ascent Media Corp. (043632207)	60	1,380
*	ATC Technology Corp.	10,590	168,275
*	Audiovox Corp. Class A	600	3,336
* #	AutoNation, Inc.	94,630	1,675,897
* #	Autozone, Inc.	6,253	1,040,437
*	Avatar Holdings, Inc.	4,634	86,100
*	Bakers Footwear Group, Inc.	600	429
*	Ballantyne of Omaha, Inc.	3,565	8,378
* #	Bally Technologies, Inc.	4,000	104,720
#	Barnes & Noble, Inc.	21,732	567,640

1

*	Barry (R.G.) Corp.	8,519	51,284
	Bassett Furniture Industries, Inc.	3,800	8,588
	Beasley Broadcast Group, Inc.	1,050	2,394
	bebe stores, inc.	33,183	305,284
* #	Bed Bath and Beyond, Inc.	29,000	882,180
	Belo Corp.	1,780	3,382
	Belo Corp. Class A	26,410	44,897
*	Benihana, Inc.	1,044	5,638
*	Benihana, Inc. Class A	1,488	7,782
#	Best Buy Co., Inc.	47,643	1,828,538
	Big 5 Sporting Goods Corp.	11,079	91,180
*	Big Lots, Inc.	24,332	672,536
* #	BJ’s Restaurants, Inc.	14,200	234,158
	Black & Decker Corp.	8,300	334,490
#	Blockbuster, Inc. Class A	28,300	22,640
*	Blockbuster, Inc. Class B	7,500	3,750
* #	Blue Nile, Inc.	1,557	66,266
*	Bluegreen Corp.	10,800	20,628
	Blyth, Inc.	4,225	186,238
	Bob Evans Farms, Inc.	11,010	266,992
#	Bon-Ton Stores, Inc.	690	2,035
	Books-A-Million, Inc.	4,580	26,289
	Borders Group, Inc.	4,900	13,377
#	BorgWarner, Inc.	42,300	1,224,585
	Bowl America, Inc. Class A	1,359	16,675
	Boyd Gaming Corp.	19,050	175,069
	Brinker International, Inc.	40,183	712,043
*	Brink’s Home Security Holdings, Inc.	11,100	295,038
#	Brookfield Homes Corp.	11,200	58,800
	Brown Shoe Company, Inc.	16,919	108,789
#	Brunswick Corp.	71,200	425,776
#	Buckle, Inc.	11,475	428,821
* #	Buffalo Wild Wings, Inc.	6,300	245,952
*	Build-A-Bear-Workshop, Inc.	8,500	46,410
	Building Materials Holding Corp.	1,400	350
#	Bunge, Ltd.	22,000	1,056,220
#	Burger King Holdings, Inc.	41,800	683,012
* #	Cabela’s, Inc.	33,087	423,844
	Cablevision Systems New York Group Class A	7,600	130,416
*	Cache, Inc.	4,500	20,475
* #	California Coastal Communities, Inc.	1,578	2,099
*	California Pizza Kitchen, Inc.	10,000	157,100
	Callaway Golf Co.	36,962	279,063
	Canterbury Park Holding Corp.	514	3,084
* #	Capella Education Co.	3,380	173,664
* #	Career Education Corp.	35,600	784,624
* #	CarMax, Inc.	61,958	790,584
	Carmike Cinemas, Inc.	4,200	17,136
	Carnival Corp.	93,834	2,522,258
*	Carriage Services, Inc.	6,149	16,172
*	Carter’s, Inc.	22,073	471,921
* #	Casual Male Retail Group, Inc.	3,500	4,445
	Cato Corp. Class A	10,000	192,200
*	Cavalier Homes, Inc.	3,130	5,196
*	Cavco Industries, Inc.	3,108	72,852

2

	CBS Corp. Class A	5,004	35,829
	CBS Corp. Class B	72,134	507,823
*	CEC Entertainment, Inc.	5,094	155,163
#	Centex Corp.	57,900	633,426
*	Champion Enterprises, Inc.	14,495	8,407
*	Charles and Colvard, Ltd.	1,210	508
*	Charlotte Russe Holding, Inc.	8,000	100,400
*	Charming Shoppes, Inc.	4,000	13,960
* #	Charter Communications, Inc.	5,400	194
*	Cheesecake Factory, Inc.	22,142	384,607
#	Cherokee, Inc.	1,652	30,182
*	Chico’s FAS, Inc.	24,497	187,157
* #	Chipotle Mexican Grill, Inc.	1,900	154,071
*	Chipotle Mexican Grill, Inc. Class B	6,200	406,162
#	Choice Hotels International, Inc.	18,100	541,733
	Christopher & Banks Corp.	11,500	63,940
*	Chromcraft Revington, Inc.	2,232	1,228
	Churchill Downs, Inc.	7,173	249,692
	Cinemark Holdings, Inc.	50,590	450,251
*	Citi Trends, Inc.	5,906	145,051
	CKE Restaurants, Inc.	18,240	174,557
*	CKX, Inc.	11,062	59,624
*	Coach, Inc.	46,230	1,132,635
	Coachmen Industries, Inc.	200	169
	Coast Distribution System, Inc.	890	908
	Cobra Electronics Corp.	535	984
*	Coinstar, Inc.	10,200	363,018
*	Coldwater Creek, Inc.	34,200	117,990
	Collectors Universe, Inc.	2,522	10,113
#	Columbia Sportswear Co.	13,900	427,008
	Comcast Corp. Class A	347,609	5,374,035
	Comcast Corp. Special Class A	137,251	2,014,845
*	Concord Camera Corp.	405	1,195
* #	Conn’s, Inc.	11,521	189,405
	Cooper Tire & Rubber Co.	19,100	157,957
* #	Corinthian Colleges, Inc.	31,061	478,339
* #	Cosi, Inc.	4,264	1,791
	Courier Corp.	8,675	136,024
*	Cox Radio, Inc.	18,233	87,518
#	CPI Corp.	840	8,568
#	Cracker Barrel Old Country Store, Inc.	5,879	191,714
	Craftmade International, Inc.	822	1,693
* #	Crown Media Holdings, Inc.	21,986	67,937
	CSS Industries, Inc.	2,400	47,664
*	Culp, Inc.	3,600	15,876
* #	Cumulus Media, Inc. Class A	3,700	4,551
*	Cybex International, Inc.	7,361	8,060
*	Cycle Country Accessories Corp.	300	99
#	D.R. Horton, Inc.	153,000	1,996,650
#	Darden Restaurants, Inc.	11,600	428,852
*	Deckers Outdoor Corp.	1,802	101,849
	Decorator Industries, Inc.	300	303
*	dELiA*s, Inc.	1,054	2,266
*	Delta Apparel, Inc.	6,541	39,181
*	Design Within Reach, Inc.	4,458	3,878

3

*	Destination Maternity Corp.	2,100	28,182
	DeVry, Inc.	11,200	476,672
*	DG FastChannel, Inc.	7,301	170,332
* #	Dick’s Sporting Goods, Inc.	28,339	538,441
* #	Diedrich Coffee, Inc.	800	7,776
	Dillards, Inc. Class A	26,195	201,963
	DineEquity, Inc.	6,020	192,881
*	Discovery Communications, Inc. (25470F104)	42,539	807,816
*	Discovery Communications, Inc. (25470F203)	600	11,457
*	Discovery Communications, Inc. (25470F302)	55,353	969,785
*	DISH Network Corp.	18,020	238,765
	Disney (Walt) Co.	277,825	6,084,367
*	Dixie Group, Inc.	2,745	5,325
* #	Dollar Tree, Inc.	23,790	1,007,269
*	Domino’s Pizza, Inc.	18,000	169,920
*	Dorman Products, Inc.	4,691	50,194
	Dover Downs Gaming & Entertainment, Inc.	8,520	36,380
	Dover Motorsports, Inc.	3,800	6,042
*	Dr Pepper Snapple Group, Inc.	11,500	238,165
*	DreamWorks Animation SKG, Inc.	30,550	733,505
* #	Drew Industries, Inc.	11,569	165,205
*	drugstore.com, Inc.	5,100	7,905
*	DRYCLEAN USA, Inc.	100	98
*	DSW, Inc.	6,700	72,829
	E.W. Scripps Co.	8,366	16,481
#	Eastman Kodak Co.	137,300	418,765
* #	Eddie Bauer Holdings, Inc.	2,721	893
	Educational Development Corp.	1,183	6,625
*	Einstein Noah Restaurant Group, Inc.	4,739	51,134
*	Emerson Radio Corp.	4,000	2,560
	Emmis Communications Corp. Class A	3,000	1,050
* #	Enova Systems, Inc.	2,543	2,085
	Entercom Communications Corp.	1,500	2,490
*	Entravision Communications Corp.	13,700	6,987
	Escalade, Inc.	1,400	1,400
#	Ethan Allen Interiors, Inc.	14,800	199,060
*	Expedia, Inc.	51,400	699,554
	Family Dollar Stores, Inc.	30,300	1,005,657
*	Famous Dave’s of America, Inc.	1,779	12,026
*	Federal-Mogul Corp.	2,144	23,798
*	FGX International Holdings, Ltd.	2,400	27,648
	Finish Line, Inc. Class A	20,395	173,357
	Fisher Communications, Inc.	3,928	47,372
*	Flanigan’s Enterprises, Inc.	300	1,395
	Flexsteel Industries, Inc.	1,119	7,956
	Foot Locker, Inc.	77,400	920,286
*	Ford Motor Co.	222,676	1,331,602
	Fortune Brands, Inc.	57,700	2,268,187
*	Fossil, Inc.	33,665	678,686
*	Franklin Covey Co.	9,828	41,179
*	Franklin Electronic Publishers, Inc.	500	400
*	Frederick’s of Hollywood Group, Inc.	775	473
	Fred’s, Inc.	21,200	289,592
	Frisch’s Restaurants, Inc.	2,810	70,390
* #	Fuel Systems Solutions, Inc.	4,950	75,586

4

*	Full House Resorts, Inc.	700	1,505
	Furniture Brands International, Inc.	17,500	55,300
*	Gaiam, Inc.	3,100	18,042
*	GameStop Corp. Class A	15,462	466,334
*	GameTech International, Inc.	4,030	5,400
*	Gaming Partners International Corp.	3,004	17,934
* #	Gander Mountain Co.	6,414	25,015
	Gannett Co., Inc.	54,491	213,060
	Gap, Inc.	82,374	1,280,092
* #	Gaylord Entertainment Co.	11,466	159,836
#	General Motors Corp.	43,200	82,944
* #	Genesco, Inc.	5,624	128,115
*	Gentek, Inc.	5,138	98,084
	Gentex Corp.	33,428	446,932
#	Genuine Parts Co.	28,800	978,048
*	G-III Apparel Group, Ltd.	7,272	58,321
*	Goodyear Tire & Rubber Co.	55,059	605,098
#	Gray Television, Inc.	900	612
	Gray Television, Inc. Class A	300	300
*	Great Wolf Resorts, Inc.	7,500	27,675
	Group 1 Automotive, Inc.	9,700	206,610
* #	GSI Commerce, Inc.	15,820	224,802
#	Guess?, Inc.	37,200	968,688
*	Gymboree Corp.	10,914	375,442
	H&R Block, Inc.	42,700	646,478
*	Hampshire Group, Ltd.	689	1,998
#	Handleman Co.	3,031	106
* #	Hanesbrands, Inc.	16,200	266,652
#	Harley-Davidson, Inc.	47,790	1,059,026
	Harman International Industries, Inc.	21,055	382,990
*	Harris Interactive, Inc.	6,700	2,680
#	Harte-Hanks, Inc.	25,500	210,630
	Hasbro, Inc.	13,610	362,843
*	Hastings Entertainment, Inc.	1,400	5,040
#	Haverty Furniture Co., Inc.	7,831	84,966
	Haverty Furniture Co., Inc. Class A	470	5,123
*	Hawk Corp.	2,765	39,678
	Hearst-Argyle Television, Inc.	20,429	91,930
	Heelys, Inc.	3,900	7,137
*	Helen of Troy, Ltd.	15,300	244,035
*	hhgregg, Inc.	900	14,940
* #	Hibbett Sporting Goods, Inc.	5,800	120,930
	Hillenbrand, Inc.	10,100	183,618
*	Hollywood Media Corp.	7,954	7,636
	Home Depot, Inc.	200,625	5,280,450
	Hooker Furniture Corp.	3,200	37,504
* #	Hot Topic, Inc.	17,785	217,688
* #	Hovnanian Enterprises, Inc. Class A	6,700	18,559
*	HSN, Inc.	12,325	85,166
*	Iconix Brand Group, Inc.	25,052	357,242
*	ILX Resorts, Inc.	159	—
* #	Image Entertainment, Inc.	2,100	1,701
*	Infosonics Corp.	2,000	420
	Interactive Data Corp.	33,977	763,803
	Interface, Inc. Class A	13,641	78,981

5

	International Game Technology	22,586	278,937
#	International Speedway Corp. Class A	14,630	346,438
* #	Interpublic Group of Companies, Inc.	130,600	817,556
*	Interstate Hotels & Resorts, Inc.	4,449	2,136
*	Interval Leisure Group, Inc.	12,325	98,723
*	iRobot Corp.	8,449	96,910
*	Isle of Capri Casinos, Inc.	8,600	92,364
* #	ITT Educational Services, Inc.	4,400	443,388
*	J. Alexander’s Corp.	1,500	6,000
*	J. Crew Group, Inc.	7,900	135,959
#	J.C. Penney Co., Inc.	75,056	2,303,469
* #	Jack in the Box, Inc.	20,239	497,677
	Jackson Hewitt Tax Service, Inc.	10,160	49,682
*	Jaclyn, Inc.	400	2,600
*	JAKKS Pacific, Inc.	9,300	117,645
* #	Jarden Corp.	32,967	662,637
*	Jennifer Convertibles, Inc.	500	255
*	Jo-Ann Stores, Inc.	14,500	265,640
#	Johnson Controls, Inc.	94,930	1,804,619
	Johnson Outdoors, Inc.	1,795	11,380
	Jones Apparel Group, Inc.	32,631	301,510
* #	Jos. A. Bank Clothiers, Inc.	6,931	280,290
	Journal Communications, Inc. Class A	12,900	19,995
#	KB HOME	32,900	594,503
	Kenneth Cole Productions, Inc. Class A	3,600	24,912
	Kimball International, Inc. Class B	12,755	70,025
*	Kirkland’s, Inc.	1,700	11,645
*	Knology, Inc.	10,500	74,550
*	Kohl’s Corp.	26,100	1,183,635
*	Kona Grill, Inc.	1,300	2,730
	Koss Corp.	200	2,800
*	Krispy Kreme Doughnuts, Inc.	7,616	30,007
	KSW, Inc.	2,053	5,564
	K-Swiss, Inc. Class A	14,934	149,937
	LaCrosse Footwear, Inc.	2,314	17,841
*	Lakeland Industries, Inc.	1,850	13,856
*	Lakes Entertainment, Inc.	3,772	11,844
* #	Lamar Advertising Co.	20,300	343,070
	Landry’s Restaurants, Inc.	300	2,742
* #	Las Vegas Sands Corp.	21,500	168,130
*	Lazare Kaplan International, Inc.	1,600	2,144
#	La-Z-Boy, Inc.	16,510	43,917
*	LeapFrog Enterprises, Inc.	10,069	18,024
*	Lear Corp.	7,200	5,760
#	Lee Enterprises, Inc.	4,700	1,786
#	Leggett & Platt, Inc.	57,449	824,968
#	Lennar Corp. Class A	60,668	590,906
	Lennar Corp. Class B	5,570	43,056
	Libbey, Inc.	2,084	2,542
*	Liberty Global, Inc. Class A	53,846	887,921
* #	Liberty Global, Inc. Series C	55,573	909,174
*	Liberty Media Corp. - Entertainment Class A	89,715	2,184,560
*	Liberty Media Corp. - Entertainment Class B	1,056	26,580
*	Liberty Media Corp. Capital Class A	53,068	620,896
*	Liberty Media Corp. Capital Class B	239	2,929

6

*	Liberty Media Corp. Interactive Class A	167,412	887,284
*	Liberty Media Corp. Interactive Class B	5,303	29,007
* #	Life Time Fitness, Inc.	10,828	203,133
#	Lifetime Brands, Inc.	3,181	8,939
	Limited Brands, Inc.	77,140	880,939
*	LIN TV Corp.	5,052	8,083
*	Lincoln Educational Services Corp.	8,874	147,220
	Lithia Motors, Inc. Class A	2,713	7,922
*	Live Nation, Inc.	27,351	106,942
	Liz Claiborne, Inc.	13,946	66,104
* #	LKQ Corp.	50,346	854,875
*	Lodgenet Entertainment Corp.	1,000	4,060
*	Lodgian, Inc.	7,522	19,332
	Lowe’s Companies, Inc.	185,719	3,992,958
*	Luby’s, Inc.	12,791	68,560
*	Lumber Liquidators, Inc.	1,300	19,448
	M/I Homes, Inc.	11,300	172,551
*	Mace Security International, Inc.	2,000	1,780
#	Macy’s, Inc.	163,931	2,242,576
*	Maidenform Brands, Inc.	8,301	105,838
	Marine Products Corp.	10,690	49,708
* #	MarineMax, Inc.	3,200	14,560
#	Marriott International, Inc. Class A	33,869	797,954
* #	Martha Stewart Living Omnimedia, Inc.	7,400	26,788
* #	Marvel Entertainment, Inc.	9,500	283,480
	Mattel, Inc.	56,200	840,752
#	Matthews International Corp. Class A	8,780	274,990
	McDonald’s Corp.	124,831	6,652,244
#	McGraw-Hill Companies, Inc.	34,020	1,025,703
	MDC Holdings, Inc.	18,600	635,748
#	Media General, Inc. Class A	8,000	20,800
*	Mediacom Communications Corp.	12,566	71,501
#	Meredith Corp.	19,900	499,092
*	Meritage Homes Corp.	12,600	262,206
*	Meritage Hospitality Group, Inc.	299	179
* #	MGM Mirage	14,600	122,348
*	Midas, Inc.	2,597	25,970
	Modine Manufacturing Co.	13,600	51,952
* #	Mohawk Industries, Inc.	24,021	1,136,434
*	Monarch Casino & Resort, Inc.	5,982	61,136
#	Monro Muffler Brake, Inc.	11,922	297,692
* #	Morgans Hotel Group	7,500	32,175
*	Morningstar, Inc.	11,159	442,678
*	Morton’s Restaurant Group, Inc.	6,400	29,696
	Movado Group, Inc.	9,444	86,601
*	MTR Gaming Group, Inc.	8,807	18,142
*	Multimedia Games, Inc.	8,600	18,232
*	Nathan’s Famous, Inc.	2,000	28,100
#	National CineMedia, Inc.	12,479	181,320
	National Presto Industries, Inc.	2,600	185,276
	Nautilus Group, Inc.	10,100	10,100
*	Navarre Corp.	5,000	2,150
* #	Netflix, Inc.	10,710	485,270
*	Nevada Gold & Casinos, Inc.	700	532
	New Frontier Media, Inc.	7,470	14,641

7

*	New Motion, Inc.	1,352	1,257
*	New York & Co., Inc.	18,615	107,967
	Newell Rubbermaid, Inc.	98,300	1,027,235
	News Corp. Class A	187,667	1,550,129
#	News Corp. Class B	85,572	780,417
	NIKE, Inc. Class B	35,130	1,843,271
*	Nobel Learning Communities, Inc.	2,709	32,088
	Nobility Homes, Inc.	775	6,781
#	Noble International, Ltd.	2,511	276
#	Nordstrom, Inc.	27,200	615,536
	Nutri/System, Inc.	6,786	93,240
*	NVR, Inc.	1,400	707,518
*	Office Depot, Inc.	88,300	228,697
	OfficeMax, Inc.	16,500	122,925
#	Omnicom Group, Inc.	35,608	1,120,584
*	Orange 21, Inc.	335	270
	Orleans Homebuilders, Inc.	4,970	10,437
	O’Charleys, Inc.	6,082	42,392
* #	O’Reilly Automotive, Inc.	22,381	869,502
* #	Outdoor Channel Holdings, Inc.	9,378	70,147
* #	Overstock.com, Inc.	7,295	98,337
	Oxford Industries, Inc.	5,706	55,576
*	P & F Industries, Inc. Class A	270	283
* #	P.F. Chang’s China Bistro, Inc.	8,200	247,476
*	Pacific Sunwear of California, Inc.	12,700	51,435
*	Palm Harbor Homes, Inc.	9,382	28,521
* #	Panera Bread Co.	10,100	565,701
*	Papa John’s International, Inc.	5,100	135,354
*	PC Mall, Inc.	5,200	33,280
*	Penn National Gaming, Inc.	15,100	513,702
	Pennichuck Corp.	1,654	33,907
#	Penske Automotive Group, Inc.	36,500	483,625
*	Perry Ellis International, Inc.	5,950	43,613
* #	PetMed Express, Inc.	5,200	84,552
#	PetSmart, Inc.	45,387	1,038,455
	Phillips-Van Heusen Corp.	22,334	648,356
*	Phoenix Footwear Group, Inc.	900	369
*	Pinnacle Entertainment, Inc.	10,195	127,234
* #	Playboy Enterprises, Inc. Class A	400	1,288
*	Playboy Enterprises, Inc. Class B	8,610	25,916
#	Polaris Industries, Inc.	4,990	166,915
#	Polo Ralph Lauren Corp.	2,900	156,136
*	Pomeroy IT Solutions, Inc.	1,700	6,001
#	Pool Corp.	16,679	297,887
* #	Premier Exhibitions, Inc.	8,500	6,375
#	Pre-Paid Legal Services, Inc.	3,100	114,173
*	Priceline.com, Inc.	3,600	349,524
	PRIMEDIA, Inc.	12,392	48,329
*	Princeton Review, Inc.	8,840	38,366
*	Proliance International, Inc.	500	115
#	Pulte Homes, Inc.	96,300	1,108,413
*	Q.E.P. Co., Inc.	352	862
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	1,310	943
*	Quiksilver, Inc.	14,100	23,265
*	R.H. Donnelley Corp.	8,600	1,204

8

*	Radio One, Inc. Class D	10,058	4,526
#	RadioShack Corp.	46,100	649,088
*	Rainmaker Systems, Inc.	5,293	5,293
*	Raser Technologies, Inc.	7,400	28,934
*	RC2 Corp.	8,355	94,495
	RCN Corp.	11,908	48,823
*	Reading International, Inc. Class A	4,233	14,921
*	Red Lion Hotels Corp.	5,748	26,268
* #	Red Robin Gourmet Burgers, Inc.	7,000	171,850
*	Regent Communications, Inc.	600	81
	Regis Corp.	21,547	412,410
* #	Rent-A-Center, Inc.	30,431	585,797
*	Rentrak Corp.	3,030	29,391
*	Retail Ventures, Inc.	12,500	32,500
*	Rex Stores Corp.	7,700	91,630
*	Rick’s Cabaret International, Inc.	2,000	11,920
*	Rockford Corp.	700	280
* #	Rocky Brands, Inc.	800	2,920
	Ross Stores, Inc.	16,079	610,037
#	Royal Caribbean Cruises, Ltd.	42,540	626,614
*	Rubio’s Restaurants, Inc.	1,891	10,117
	Ruby Tuesday, Inc.	12,100	92,928
	Russ Berrie & Co., Inc.	5,405	10,324
*	Ruth’s Hospitality Group, Inc.	1,600	5,792
#	Ryland Group, Inc.	24,327	503,812
*	Saga Communications, Inc.	1,158	10,781
#	Saks, Inc.	22,900	119,309
	Salem Communications Corp.	2,400	1,512
*	Sally Beauty Holdings, Inc.	32,462	240,219
	Sauer-Danfoss, Inc.	15,541	64,495
#	Scholastic Corp.	7,100	140,083
*	Scientific Games Corp.	24,181	422,926
	Scripps Networks Interactive	11,800	323,792
*	Sealy Corp.	29,300	103,722
* #	Sears Holdings Corp.	44,029	2,750,492
	Service Corp. International	127,510	577,620
#	Sherwin-Williams Co.	16,500	934,560
	Shiloh Industries, Inc.	5,100	12,750
*	Shoe Carnival, Inc.	5,677	66,194
*	Shuffle Master, Inc.	21,476	81,824
*	Shutterfly, Inc.	11,301	144,766
	Signet Jewelers, Ltd. ADR	2,854	45,293
*	Silverleaf Resorts, Inc.	3,186	2,581
	Sinclair Broadcast Group, Inc. Class A	18,566	20,608
*	Skechers U.S.A., Inc. Class A	15,655	183,163
	Skyline Corp.	4,311	89,367
* #	Smith & Wesson Holding Corp.	12,478	89,467
	Snap-On, Inc.	29,900	1,014,208
	Sonesta International Hotels Corp. Class A	347	2,672
#	Sonic Automotive, Inc.	22,770	117,493
* #	Sonic Corp.	17,931	195,807
#	Sotheby’s Class A	20,100	233,361
* #	Source Interlink Companies, Inc.	3,900	394
*	Spanish Broadcasting System, Inc.	4,200	756
	Spartan Motors, Inc.	12,275	99,059

9

#	Speedway Motorsports, Inc.	14,529	217,935
*	Sport Chalet, Inc. Class A	1,375	811
*	Sport Chalet, Inc. Class B	238	369
	Sport Supply Group, Inc.	4,800	28,896
	Stage Stores, Inc.	9,408	115,248
*	Stamps.com, Inc.	6,012	56,272
	Standard Motor Products, Inc.	7,205	28,820
	Standard Pacific Corp.	38,650	72,275
	Stanley Furniture, Inc.	3,459	35,489
#	Staples, Inc.	84,219	1,736,596
*	Starbucks Corp.	82,730	1,196,276
#	Starwood Hotels & Resorts Worldwide, Inc.	18,000	375,480
	Stein Mart, Inc.	800	3,496
*	Steinway Musical Instruments, Inc.	3,914	52,565
*	Steven Madden, Ltd.	5,571	163,899
	Stewart Enterprises, Inc.	5,664	19,767
*	Stoneridge, Inc.	8,215	18,977
	Strattec Security Corp.	1,780	23,318
#	Strayer Education, Inc.	2,802	530,727
	Sturm Ruger & Co., Inc.	7,700	94,787
#	Superior Industries International, Inc.	14,600	220,168
	Superior Uniform Group, Inc.	5,000	38,150
*	Syms Corp.	1,086	6,147
	Systemax, Inc.	12,980	218,843
	Talbots, Inc.	15,693	37,035
	Tandy Brand Accessories, Inc.	1,100	2,343
*	Tandy Leather Factory, Inc.	616	1,694
#	Target Corp.	68,315	2,818,677
*	Tarrant Apparel Group	300	234
#	Tempur-Pedic International, Inc.	13,874	178,420
*	Tenneco Automotive, Inc.	15,200	46,512
* #	Texas Roadhouse, Inc.	22,510	256,164
* #	The Children’s Place Retail Stores, Inc.	11,401	324,244
* #	The DIRECTV Group, Inc.	121,236	2,998,166
* #	The Dress Barn, Inc.	23,576	356,941
*	The Hallwood Group, Inc.	200	2,371
	The Marcus Corp.	10,425	132,397
	The McClatchey Co.	6,607	3,502
	The Men’s Wearhouse, Inc.	14,700	274,008
	The New York Times Co. Class A	72,016	387,446
	The Pep Boys - Manny, Moe & Jack	24,100	178,340
#	The Stanley Works	28,535	1,085,186
*	The Steak n Shake Co.	15,501	179,192
#	The TJX Companies, Inc.	45,070	1,260,608
* #	The Walking Co. Holdings, Inc.	1,093	2,077
*	The Wet Seal, Inc. Class A	32,925	125,444
#	Thor Industries, Inc.	25,687	590,544
*	Ticketmaster Entertainment, Inc.	12,325	64,829
#	Tiffany & Co.	24,000	694,560
* #	Timberland Co. Class A	23,803	386,561
	Time Warner Cable, Inc.	61,278	1,974,990
	Time Warner, Inc.	188,821	4,121,962
* #	TiVo, Inc.	18,463	138,472
*	Toll Brothers, Inc.	58,050	1,176,093
*	Town Sports International Holdings, Inc.	1,800	6,210

10

*	Tractor Supply Co.	14,338	578,968
* #	True Religion Apparel, Inc.	7,400	116,624
*	TRW Automotive Holdings Corp.	37,600	324,112
*	Tuesday Morning Corp.	8,200	27,962
#	Tupperware Corp.	22,510	563,425
*	Tween Brands, Inc.	6,300	18,396
	Tyco Electronics, Ltd.	76,072	1,326,696
*	Under Armour, Inc. Class A	3,900	91,806
*	Unifi, Inc.	26,466	23,819
	Unifirst Corp.	7,910	294,964
*	Universal Electronics, Inc.	7,376	138,226
*	Universal Technical Institute, Inc.	8,800	125,312
*	Urban Outfitters, Inc.	21,100	411,239
	V.F. Corp.	30,800	1,825,516
*	Vail Resorts, Inc.	13,672	399,222
*	Valassis Communications, Inc.	16,500	85,305
	Value Line, Inc.	1,267	35,539
*	ValueVision Media, Inc. Class A	4,200	2,982
* #	VCG Holding Corp.	300	591
*	Viacom, Inc. Class A	6,310	130,301
*	Viacom, Inc. Class B	66,556	1,280,537
	Virco Manufacturing Corp.	2,296	7,301
	Visteon Corp.	1,200	228
* #	Volcom, Inc.	6,700	90,383
*	Voyager Learning Co.	669	1,338
#	WABCO Holdings, Inc.	3,504	56,029
*	Warnaco Group, Inc.	24,230	698,793
*	Warner Music Group Corp.	14,739	79,296
	Washington Post Co.	1,810	757,648
#	Weight Watchers International, Inc.	22,000	547,360
*	Wells-Gardner Electronics Corp.	992	764
	Wendy’s/Arby’s Group, Inc.	130,650	653,250
*	West Marine, Inc.	8,508	48,921
	Weyco Group, Inc.	3,295	90,448
#	Whirlpool Corp.	26,100	1,178,676
#	Wiley (John) & Sons, Inc. Class A	17,123	580,470
#	Wiley (John) & Sons, Inc. Class B	1,844	62,770
*	Williams Controls, Inc.	785	4,239
	Williams-Sonoma, Inc.	28,400	397,600
*	Winmark Corp.	600	7,734
	Winnebago Industries, Inc.	15,138	133,366
* #	WMS Industries, Inc.	19,400	622,934
#	Wolverine World Wide, Inc.	14,500	302,035
	World Wrestling Entertainment, Inc.	9,200	98,440
*	WPT Enterprises, Inc.	1,806	1,354
	Wyndham Worldwide Corp.	60,620	708,042
* #	Wynn Resorts, Ltd.	10,500	411,915
*	Xerium Technologies, Inc.	11,107	9,219
	Yum! Brands, Inc.	50,740	1,692,179
* #	Zale Corp.	13,900	51,708
* #	Zumiez, Inc.	11,406	137,556
Total Consumer Discretionary			198,187,087

Consumer Staples — (7.5%)
#	Alberto-Culver Co.	32,320	720,413

11

	Alico, Inc.	2,814	74,655
*	Alliance One International, Inc.	48,200	180,750
	Altria Group, Inc.	224,270	3,662,329
#	American Italian Pasta Co.	2,700	84,888
#	Andersons, Inc.	5,140	82,600
	Archer-Daniels-Midland Co.	111,700	2,750,054
	Arden Group, Inc. Class A	497	58,149
#	Avon Products, Inc.	28,816	655,852
	B&G Foods, Inc.	17,500	107,100
*	Bare Escentuals, Inc.	24,100	223,166
* #	BJ’s Wholesale Club, Inc.	22,057	735,380
*	Boston Beer Co., Inc. Class A	3,497	93,020
*	Bridgford Foods Corp.	1,800	8,982
	Brown-Forman Corp. Class A	3,400	165,580
	Brown-Forman Corp. Class B	15,644	727,446
*	Cagle’s, Inc. Class A	500	1,100
	Calavo Growers, Inc.	5,073	72,087
#	Cal-Maine Foods, Inc.	6,793	179,811
#	Campbell Soup Co.	39,249	1,009,484
*	Caribou Coffee Co.	1,300	5,200
#	Casey’s General Stores, Inc.	15,161	403,434
	CCA Industries, Inc.	1,800	5,220
* #	Central European Distribution Corp.	15,305	342,832
*	Central Garden & Pet Co.	11,250	108,225
*	Central Garden & Pet Co. Class A	16,990	154,099
*	Chattem, Inc.	4,241	232,873
#	Chiquita Brands International, Inc.	36,000	272,520
	Church & Dwight Co., Inc.	14,450	786,224
#	Clorox Co.	11,420	640,091
	Coca-Cola Bottling Co.	1,894	98,715
	Coca-Cola Co.	243,860	10,498,173
	Coca-Cola Enterprises, Inc.	116,895	1,994,229
*	Coffee Holding Co., Inc.	100	370
	Colgate-Palmolive Co.	57,849	3,413,091
* #	Collective Brands, Inc.	20,887	303,279
#	ConAgra, Inc.	48,333	855,494
*	Constellation Brands, Inc. Class A	59,960	694,936
*	Constellation Brands, Inc. Class B	2,358	27,706
	Corn Products International, Inc.	39,480	943,572
	Costco Wholesale Corp.	49,175	2,389,905
*	Craft Brewers Alliance, Inc.	2,200	4,774
*	Cuisine Solutions, Inc.	900	810
	CVS Caremark Corp.	263,150	8,362,907
*	Darling International, Inc.	13,160	75,275
*	Dean Foods Co.	40,130	830,691
	Del Monte Foods Co.	103,415	780,783
	Diamond Foods, Inc.	6,037	158,109
*	Elizabeth Arden, Inc.	12,607	109,177
* #	Energizer Holdings, Inc.	5,204	298,189
#	Estee Lauder Companies, Inc.	12,200	364,780
	Farmer Brothers Co.	7,111	140,442
#	Flowers Foods, Inc.	28,950	668,745
*	Fresh Del Monte Produce, Inc.	18,360	266,587
	GateHouse Media, Inc.	4,700	517
	General Mills, Inc.	38,040	1,928,248

12

	Golden Enterprises, Inc.	1,623	3,814
	Great Atlantic & Pacific Tea, Inc.	12,455	91,420
* #	Green Mountain Coffee, Inc.	9,900	715,869
	Griffin Land & Nurseries, Inc. Class A	1,500	46,695
* #	Hain Celestial Group, Inc.	14,998	250,317
*	Hansen Natural Corp.	12,900	525,804
	Heinz (H.J.) Co.	30,111	1,036,421
#	Hormel Foods Corp.	21,020	657,716
*	IGI Labratories, Inc.	921	985
	Imperial Sugar Co.	6,013	39,385
	Ingles Market, Inc. Class A	7,111	111,003
*	Integrated Biopharma, Inc.	500	51
	Inter Parfums, Inc.	13,916	107,988
	J & J Snack Foods Corp.	7,014	271,863
	J.M. Smucker Co.	32,900	1,296,260
*	Katy Industries, Inc.	519	441
	Kellogg Co.	41,514	1,748,155
	Kimberly-Clark Corp.	47,714	2,344,666
	Kraft Foods, Inc.	255,784	5,985,346
#	Lancaster Colony Corp.	10,510	460,338
	Lance, Inc.	11,856	274,585
* #	Lifeway Foods, Inc.	2,500	22,550
	Lorillard, Inc.	18,256	1,152,501
#	Mannatech, Inc.	9,496	41,498
*	Maui Land & Pineapple Co., Inc.	2,542	16,142
#	McCormick & Co., Inc.	8,016	236,071
	McCormick & Co., Inc. Voting Common Stock	478	13,977
*	Medifast, Inc.	4,251	29,714
	MGP Ingredients, Inc.	1,791	3,009
	Molson Coors Brewing Co.	34,997	1,338,635
	Molson Coors Brewing Co. Class A	400	15,200
*	Monterey Pasta Co.	4,138	5,462
#	Nash-Finch Co.	6,081	178,112
*	National Beverage Corp.	17,480	184,064
*	Natural Alternatives International, Inc.	2,094	12,585
# ●	Nature’s Sunshine Products, Inc.	200	891
*	NBTY, Inc.	29,300	759,163
	Nu Skin Enterprises, Inc. Class A	25,209	323,179
	Oil-Dri Corp. of America	3,323	53,633
*	Omega Protein Corp.	6,400	20,416
*	Orchids Paper Products Co.	1,251	21,392
*	Overhill Farms, Inc.	2,933	12,905
*	Pantry, Inc.	11,500	271,630
*	Parlux Fragrances, Inc.	16,600	39,840
* #	Peet’s Coffee & Tea, Inc.	5,000	136,400
	Pepsi Bottling Group, Inc.	33,050	1,033,473
	PepsiAmericas, Inc.	49,224	1,209,434
	PepsiCo, Inc.	170,959	8,506,920
	Philip Morris International, Inc.	172,590	6,247,758
#	Pilgrim’s Pride Corp.	11,600	46,400
*	Prestige Brands Holdings, Inc.	26,300	169,898
	PriceSmart, Inc.	11,183	199,617
	Procter & Gamble Co.	341,128	16,865,368
	Ralcorp Holdings, Inc.	21,694	1,240,029
	Reliv’ International, Inc.	2,740	8,494

13

*	Revlon, Inc.	15,895	75,342
	Reynolds American, Inc.	32,381	1,229,830
* #	Rite Aid Corp.	17,800	16,020
	Rocky Mountain Chocolate Factory, Inc.	3,763	23,293
	Ruddick Corp.	11,310	290,215
	Safeway, Inc.	59,094	1,167,106
#	Sanderson Farms, Inc.	7,704	307,390
*	Sanfilippo (John B.) & Son, Inc.	2,224	12,677
	Sara Lee Corp.	98,703	821,209
*	Schiff Nutrition International, Inc.	3,840	18,432
	Seaboard Corp.	279	260,865
*	Seneca Foods Corp. Class A	1,073	26,208
*	Seneca Foods Corp. Class B	438	10,972
*	Smart Balance, Inc.	29,016	203,982
*	Smithfield Foods, Inc.	65,553	566,378
	Spartan Stores, Inc.	8,301	135,057
*	Star Scientific, Inc.	20,500	100,860
	SUPERVALU, Inc.	60,790	993,916
	Sysco Corp.	45,722	1,066,694
	Tasty Baking Co.	1,400	5,950
#	The Hershey Co.	19,300	697,502
	The Kroger Co.	78,511	1,697,408
*	Tofutti Brands, Inc.	456	593
#	Tootsie Roll Industries, Inc.	13,968	340,121
*	TreeHouse Foods, Inc.	16,435	437,007
	Tyson Foods, Inc. Class A	100,587	1,060,187
* #	United Natural Foods, Inc.	14,675	334,296
	United-Guardian, Inc.	600	4,200
#	Universal Corp.	12,420	374,587
*	USANA Health Services, Inc.	4,467	106,806
#	Vector Group, Ltd.	14,264	192,279
	Village Super Market, Inc.	1,464	45,355
	Walgreen Co.	114,300	3,592,449
	Wal-Mart Stores, Inc.	309,760	15,611,904
	WD-40 Co.	6,200	167,772
	Weis Markets, Inc.	13,889	513,754
#	Whole Foods Market, Inc.	30,100	623,973
*	Winn-Dixie Stores, Inc.	28,753	329,509
*	Zapata Corp.	4,059	25,531
Total Consumer Staples			139,626,179

Energy — (7.4%)
*	Abraxas Petroleum Corp.	11,431	10,059
	Adams Resources & Energy, Inc.	1,578	23,275
*	Allis-Chalmers Energy, Inc.	13,700	26,441
	Alon USA Energy, Inc.	24,400	309,880
*	American Oil & Gas, Inc.	5,892	3,948
	Anadarko Petroleum Corp.	49,640	2,137,498
	Apache Corp.	58,756	4,280,962
*	Approach Resources, Inc.	400	2,840
#	Arch Coal, Inc.	37,396	522,422
*	Arena Resources, Inc.	10,700	306,769
	Atlas America, Inc.	8,973	139,620
* #	ATP Oil & Gas Corp.	6,599	47,249
*	Atwood Oceanics, Inc.	14,400	321,408

14

#	Baker Hughes, Inc.	23,550	837,909
	Barnwell Industries, Inc.	1,570	6,829
*	Basic Energy Services, Inc.	8,105	82,671
	Berry Petroleum Corp. Class A	6,100	100,528
*	Bill Barret Corp.	23,248	603,983
	BJ Services Co.	113,132	1,571,403
*	Bolt Technology Corp.	1,955	19,882
*	Boots & Coots International Well Control, Inc.	5,220	8,978
*	BPZ Resources, Inc.	10,000	54,500
*	Brigham Exploration Co.	17,650	41,301
* #	Bristow Group, Inc.	11,500	261,740
*	Bronco Drilling Co., Inc.	5,700	31,293
	Cabot Oil & Gas Corp.	17,800	537,382
*	Cal Dive International, Inc.	44,447	352,020
*	Callon Petroleum Co.	7,700	13,552
*	Cameron International Corp.	14,600	373,468
#	CARBO Ceramics, Inc.	7,400	227,254
*	Carrizo Oil & Gas, Inc.	8,200	101,106
*	Cheniere Energy, Inc.	17,239	67,922
	Chesapeake Energy Corp.	54,300	1,070,253
	Chevron Corp.	250,560	16,562,016
	Cimarex Energy Co.	30,640	824,216
	CKX Lands, Inc.	485	5,556
*	Clayton Williams Energy, Inc.	4,521	135,766
*	CNX Gas Corp.	15,841	407,906
*	Complete Production Services, Inc.	22,600	150,968
* #	Comstock Resources, Inc.	13,650	470,379
*	Concho Resources, Inc.	30,896	847,168
	ConocoPhillips	239,732	9,829,012
	CONSOL Energy, Inc.	18,300	572,424
* #	Contango Oil & Gas Co.	5,630	213,321
*	CREDO Petroleum Corp.	4,696	38,742
	Crosstex Energy, Inc.	5,300	10,441
*	Crusader Energy Group, Inc.	4,500	360
*	CVR Energy, Inc.	8,300	61,088
*	Dawson Geophysical Co.	1,670	32,832
	Delek US Holdings, Inc.	22,900	235,183
* #	Delta Petroleum Corp.	15,781	46,396
*	Denbury Resources, Inc.	28,000	455,840
	Devon Energy Corp.	77,433	4,014,901
#	Diamond Offshore Drilling, Inc.	16,500	1,194,765
*	Dresser-Rand Group, Inc.	30,759	757,594
* #	Dril-Quip, Inc.	10,500	360,990
*	Dune Energy, Inc.	7,065	848
*	Edge Petroleum Corp.	4,800	960
	El Paso Corp.	115,870	799,503
*	Encore Acquisition Co.	27,100	791,049
*	Endeavour International Corp.	16,640	26,458
*	Energy Partners, Ltd.	5,700	741
	ENSCO International, Inc.	33,500	947,380
	EOG Resources, Inc.	17,400	1,104,552
*	Evergreen Energy, Inc.	4,500	4,954
*	Evolution Petroleum Corp.	5,472	12,531
*	EXCO Resources, Inc.	26,300	309,814
*	Exterran Holdings, Inc.	32,202	664,971

15

	Exxon Mobil Corp.	439,072	29,272,930
* #	FMC Technologies, Inc.	13,204	451,973
*	Forest Oil Corp.	21,094	337,504
	Foundation Coal Holdings, Inc.	7,500	121,800
#	Frontier Oil Corp.	49,300	626,603
*	FX Energy, Inc.	12,372	46,519
*	Gasco Energy, Inc.	3,000	1,500
	General Maritime Corp.	14,856	147,520
*	Geokinetics, Inc.	2,999	14,125
* #	Geomet, Inc.	12,240	11,506
* #	GeoResources, Inc.	2,500	17,750
* #	Global Industries, Ltd.	12,800	82,816
* #	GMX Resources, Inc.	1,371	14,999
* #	Goodrich Petroleum Corp.	2,813	64,502
	Gulf Island Fabrication, Inc.	3,829	49,547
*	Gulfmark Offshore, Inc.	8,466	227,566
*	Gulfport Energy Corp.	14,613	43,401
	Halliburton Co.	57,368	1,159,981
*	Harvest Natural Resources, Inc.	26,700	136,170
* #	Helix Energy Solutions Group, Inc.	25,466	231,486
#	Helmerich & Payne, Inc.	31,100	958,502
*	Hercules Offshore, Inc.	4,100	13,120
	Hess Corp.	37,091	2,032,216
*	HKN, Inc.	3,600	6,120
#	Holly Corp.	14,161	296,815
*	Hornbeck Offshore Services, Inc.	9,100	211,393
	Houston American Energy Corp.	518	1,067
*	Infinity, Inc.	1,500	735
* #	International Coal Group, Inc.	40,100	79,799
*	James River Coal Co.	661	9,413
*	Key Energy Group, Inc.	45,300	198,867
	Lufkin Industries, Inc.	3,910	136,459
	Marathon Oil Corp.	92,511	2,747,577
*	Mariner Energy, Inc.	32,048	364,706
#	Massey Energy Co.	15,900	252,969
*	Matrix Service Co.	9,500	91,010
* #	McMoran Exploration Co.	11,200	61,488
*	Meridian Resource Corp.	15,572	4,204
*	Mexco Energy Corp.	311	3,259
*	Mitcham Industries, Inc.	2,904	13,068
#	Murphy Oil Corp.	28,150	1,343,036
*	Nabors Industries, Ltd.	27,562	419,218
*	NATCO Group, Inc. Class A	4,400	105,864
*	National-Oilwell, Inc.	53,503	1,620,071
*	Natural Gas Services Group, Inc.	5,900	58,882
*	New Concept Energy, Inc.	139	624
*	Newfield Exploration Co.	51,479	1,605,115
*	Newpark Resources, Inc.	40,200	112,560
	Noble Energy, Inc.	30,350	1,722,362
	Occidental Petroleum Corp.	64,024	3,603,911
* #	Oceaneering International, Inc.	11,100	505,827
*	Oil States International, Inc.	13,310	251,559
*	OMNI Energy Services Corp.	5,800	6,670
#	Overseas Shipholding Group, Inc.	14,858	426,573
* #	Pacific Ethanol, Inc.	3,000	1,110

16

	Panhandle Royalty Co.	2,784	47,746
*	Parallel Petroleum Corp.	9,000	11,970
*	Parker Drilling Co.	40,458	111,664
	Patterson-UTI Energy, Inc.	37,780	480,184
	Peabody Energy Corp.	21,800	575,302
	Penn Virginia Corp.	19,740	277,742
*	Petrohawk Energy Corp.	69,250	1,634,300
*	Petroleum Development Corp.	12,000	194,520
* #	PetroQuest Energy, Inc.	10,773	32,427
*	PHI, Inc. Non-Voting	4,780	54,110
*	PHI, Inc. Voting	365	4,738
*	Pioneer Drilling Co.	14,500	72,500
	Pioneer Natural Resources Co.	38,207	883,346
*	Plains Exploration & Production Co.	35,510	670,074
*	PowerSecure International, Inc.	6,270	25,958
*	Pride International, Inc.	58,568	1,329,494
*	Quest Resource Corp.	2,663	1,172
* #	Quicksilver Resources, Inc.	25,600	208,128
#	Range Resources Corp.	15,210	607,944
	Rowan Companies, Inc.	35,129	548,364
*	Royale Energy, Inc.	400	752
	RPC, Inc.	27,260	291,682
#	Schlumberger, Ltd.	90,400	4,428,696
*	SEACOR Holdings, Inc.	10,900	716,348
	Smith International, Inc.	15,621	403,803
*	Southwestern Energy Co.	37,182	1,333,347
	Spectra Energy Corp.	72,000	1,044,000
#	St. Mary Land & Exploration Co.	19,460	347,750
*	Stone Energy Corp.	13,052	56,254
* #	SulphCo, Inc.	700	630
	Sunoco, Inc.	45,900	1,216,809
*	Superior Energy Services, Inc.	17,400	334,254
*	Superior Well Services, Inc.	5,600	59,920
* #	Swift Energy Corp.	11,400	123,348
*	Syntroleum Corp.	1,100	2,035
*	T-3 Energy Services, Inc.	3,100	41,633
#	Tesoro Petroleum Corp.	72,237	1,101,614
*	Teton Energy Corp.	2,100	777
*	TETRA Technologies, Inc.	20,900	119,548
*	TGC Industries, Inc.	6,834	21,734
	The Williams Companies, Inc.	44,510	627,591
	Tidewater, Inc.	26,925	1,164,506
#	Toreador Resources Corp.	7,438	27,521
* #	Trico Marine Services, Inc.	5,480	21,262
*	Tri-Valley Corp.	2,800	3,500
* #	TXCO Resources, Inc.	12,636	5,939
*	Union Drilling, Inc.	7,728	46,291
* #	Unit Corp.	20,200	551,258
*	Uranium Resources, Inc.	6,850	10,069
#	USEC, Inc.	48,925	302,846
*	VAALCO Energy, Inc.	19,778	94,341
	Valero Energy Corp.	66,981	1,328,903
* #	Venoco, Inc.	7,005	30,612
* #	Verenium Corp.	2,000	680
#	W&T Offshore, Inc.	25,100	232,928

17

*	Warren Resources, Inc.	14,300	22,880
*	Weatherford International, Ltd.	53,580	891,035
*	Western Refining, Inc.	32,700	411,693
*	Westmoreland Coal Co.	2,866	24,361
*	Whiting Petroleum Corp.	14,130	462,899
#	World Fuel Services Corp.	8,679	330,930
	XTO Energy, Inc.	75,425	2,614,230
Total Energy			137,337,229

Financials — (12.2%)
*	1st Constitution Bancorp	1,021	6,228
	1st Source Corp.	13,107	257,421
	21st Century Holding Co.	2,688	10,671
	Abigail Adams National Bancorp, Inc.	413	847
	Abington Bancorp, Inc.	12,718	111,791
	Access National Corp.	3,155	19,056
	Advance America Cash Advance Centers, Inc.	13,420	53,680
	Advanta Corp. Class A	3,285	2,562
	Advanta Corp. Class B	3,445	4,031
*	Affiliated Managers Group, Inc.	6,700	380,895
	Affirmative Insurance Holdings, Inc.	3,625	11,999
#	AFLAC, Inc.	49,958	1,443,287
*	Allegheny Corp.	3,115	790,151
	Alliance Bancorp, Inc. of Pennsylvania	167	1,386
	Alliance Financial Corp.	1,005	21,075
	Allied World Assurance Co. Holdings, Ltd.	4,661	173,110
	Allstate Corp.	85,632	1,997,795
*	Alphatec Holdings, Inc.	10,103	20,711
	Amcore Financial, Inc.	7,901	11,614
	Ameriana Bancorp	456	1,756
	American Bancorp of New Jersey, Inc.	4,347	43,818
#	American Capital, Ltd.	41,555	128,405
	American Equity Investment Life Holding Co.	11,550	65,026
#	American Express Co.	128,873	3,250,177
	American Financial Group, Inc.	60,576	1,064,926
*	American Independence Corp.	1,861	6,513
	American National Bankshares, Inc.	2,256	35,577
	American National Insurance Co.	8,302	563,457
	American Physicians Capital, Inc.	3,295	137,270
	American River Bankshares	2,147	22,179
*	American Spectrum Realty, Inc.	96	1,970
#	American West Bancorporation	5,283	4,226
* #	AmeriCredit Corp.	48,880	497,110
	Ameriprise Financial, Inc.	37,572	990,022
	Ameris Bancorp	6,000	39,300
*	Amerisafe, Inc.	9,600	147,456
	AmeriServe Financial, Inc.	8,236	14,578
	AmTrust Financial Services, Inc.	19,364	176,793
	Anchor Bancorp Wisconsin, Inc.	1,900	3,097
#	AON Corp.	44,600	1,882,120
*	Arch Capital Group, Ltd.	8,600	496,908
*	Argo Group International Holdings, Ltd.	16,839	471,324
	Arrow Financial Corp.	4,003	105,999
	Aspen Insurance Holdings, Ltd.	43,033	1,014,718
	Asset Acceptance Capital Corp.	14,775	122,485

18

#	Associated Banc-Corp.	66,486	1,028,538
	Assurant, Inc.	28,691	701,208
#	ASTA Funding, Inc.	3,100	8,928
#	Astoria Financial Corp.	48,278	398,776
*	Atlantic American Corp.	2,737	1,820
	Atlantic Coast Federal Corp.	1,871	4,294
	Auburn National Bancorporation, Inc.	110	2,557
	Axis Capital Holdings, Ltd.	53,043	1,306,980
* #	B of I Holding, Inc.	1,219	7,814
	Baldwin & Lyons, Inc. Class A	327	6,049
	Baldwin & Lyons, Inc. Class B	3,628	72,741
#	BancFirst Corp.	9,839	420,125
	Bancorp Rhode Island, Inc.	1,530	28,320
	BancorpSouth, Inc.	33,180	771,435
	BancTrust Financial Group, Inc.	8,405	55,305
	Bank Mutual Corp.	25,820	265,171
	Bank of America Corp.	842,547	7,523,945
	Bank of Commerce Holdings	1,256	6,594
*	Bank of Florida Corp.	4,129	13,213
	Bank of Granite Corp.	5,864	12,314
#	Bank of Hawaii Corp.	18,750	658,875
	Bank of New York Mellon Corp.	120,107	3,060,326
#	Bank of the Ozarks, Inc.	7,800	193,674
#	BankAtlantic Bancorp, Inc.	2,900	6,728
	BankFinancial Corp.	10,671	114,180
#	BankUnited Financial Corp. Class A	2,700	756
#	Banner Corp.	8,438	39,152
	Bar Harbor Bankshares	1,075	26,520
#	BB&T Corp.	93,758	2,188,312
	BCB Bancorp, Inc.	840	7,736
*	BCSB Bancorp, Inc.	552	4,295
*	Beach First National Bancshares, Inc.	1,100	3,300
	Beacon Federal Bancorp, Inc.	1,400	12,250
*	Beneficial Mutual Bancorp, Inc.	5,839	58,740
	Berkshire Bancorp, Inc.	1,000	4,710
	Berkshire Hills Bancorp, Inc.	6,932	156,386
*	Beverly Hills Bancorp, Inc.	1,092	24
	Beverly National Corp.	522	8,326
	BGC Partners, Inc. Class A	12,100	31,339
#	BlackRock, Inc.	14,270	2,090,840
*	BNCCORP, Inc.	409	2,914
#	BOK Financial Corp.	25,479	959,539
#	Boston Private Financial Holdings, Inc.	24,544	113,148
*	Broadpoint Securities Group, Inc.	27,427	118,210
	Brookline Bancorp, Inc.	33,717	334,473
	Brooklyn Federal Bancorp, Inc.	2,293	28,479
#	Brown & Brown, Inc.	48,069	935,423
	Brunswick Bancorp	40	248
	Bryn Mawr Bank Corp.	1,847	36,257
	C&F Financial Corp.	721	10,635
	Cadence Financial Corp.	4,323	14,569
	California First National Bancorp	2,174	25,936
	Camco Financial Corp.	900	3,015
	Camden National Corp.	2,410	69,890
	Capital Bank Corp.	2,288	12,149

19

	Capital City Bank Group, Inc.	6,368	95,775
#	Capital Corp. of the West	2,500	50
	Capital One Financial Corp.	65,026	1,088,535
	Capital Properties, Inc.	300	2,616
* ●	Capital Properties, Inc. Class B	300	—
	Capital Southwest Corp.	1,561	121,383
#	Capitol Bancorp, Ltd.	7,900	28,914
#	Capitol Federal Financial	16,129	628,386
	Cardinal Financial Corp.	12,880	101,108
*	Carolina Bank Holdings, Inc.	900	3,600
	Carrollton Bancorp	331	1,658
	Carver Bancorp, Inc.	200	1,248
	Cascade Financial Corp.	2,700	8,775
#	Cash America International, Inc.	14,100	315,276
#	Cathay General Bancorp	23,967	268,910
* #	CB Richard Ellis Group, Inc.	12,700	95,250
	Center Bancorp, Inc.	5,572	40,676
	Center Financial Corp.	6,700	17,018
	Centerstate Banks of Florida, Inc.	3,323	39,909
	Central Bancorp, Inc.	62	341
*	Central Jersey Bancorp	1,319	7,901
	Central Pacific Financial Corp.	23,265	136,333
	Central Virginia Bankshares, Inc.	747	2,988
	Centrue Financial Corp.	1,244	6,338
	Century Bancorp, Inc. Class A	599	8,656
	CFS Bancorp, Inc.	1,100	4,026
	Charter Financial Corp.	1,425	12,112
	Chemical Financial Corp.	13,004	277,635
*	Chicopee Bancorp, Inc.	3,096	38,700
	Chubb Corp.	59,777	2,328,314
	Cincinnati Financial Corp.	60,830	1,456,878
	CIT Group, Inc.	77,036	171,020
#	Citigroup, Inc.	223,545	681,812
	Citizens Community Bancorp, Inc.	1,300	7,800
	Citizens First Bancorp, Inc.	1,240	1,600
	Citizens Holding Co.	600	13,650
	Citizens Republic Bancorp, Inc.	6,000	10,080
	Citizens South Banking Corp.	2,141	11,155
* #	Citizens, Inc.	16,103	116,103
#	City Holding Co.	7,198	212,269
#	City National Corp.	25,060	917,196
	Clifton Savings Bancorp, Inc.	8,898	97,700
	CME Group, Inc.	6,300	1,394,505
	CNA Financial Corp.	90,772	1,086,541
*	CNA Surety Corp.	28,827	554,920
	CNB Financial Corp.	1,300	13,910
#	CoBiz Financial, Inc.	10,983	64,470
	Codorus Valley Bancorp, Inc.	829	7,254
#	Cohen & Steers, Inc.	11,450	168,544
*	Colonial Bankshares, Inc.	579	3,833
#	Colony Bankcorp, Inc.	1,153	9,639
	Columbia Bancorp	730	628
	Columbia Banking System, Inc.	7,400	73,260
	Comerica, Inc.	48,414	1,015,726
	Comm Bancorp, Inc.	300	11,146

20

*	Command Security Corp.	4,000	12,720
	Commerce Bancshares, Inc.	27,356	905,484
	Commercial National Financial Corp.	675	10,226
	Commonwealth Bankshares, Inc.	2,690	12,912
* #	Community Bancorp	890	2,002
	Community Bank System, Inc.	18,721	307,960
	Community Capital Corp.	635	3,264
	Community Central Bank Corp.	463	607
#	Community Trust Bancorp, Inc.	5,520	167,035
	Community West Bancshares	983	2,502
	Compass Diversified Holdings	11,799	105,483
* #	CompuCredit Corp.	15,700	50,240
*	Conseco, Inc.	133,080	212,928
	Consolidated-Tokoma Land Co.	2,300	80,017
*	Consumer Portfolio Services, Inc.	2,900	2,146
	Cooperative Bankshares, Inc.	764	329
*	Core-Mark Holding Co., Inc.	5,900	113,103
#	Corus Bankshares, Inc.	13,751	2,888
*	Cowen Group, Inc.	5,200	30,004
*	Cowlitz Bancorporation	573	2,710
	Crawford & Co. Class A	4,758	18,556
	Crawford & Co. Class B	5,480	32,606
*	Crescent Financial Corp.	2,580	10,165
#	Cullen Frost Bankers, Inc.	14,600	687,514
#	CVB Financial Corp.	30,088	180,829
	Danvers Bancorp, Inc.	500	7,255
*	Dearborn Bancorp, Inc.	1,024	2,243
	Delphi Financial Group, Inc. Class A	16,915	292,122
	Delta Financial Corp.	5,347	—
*	Diamond Hill Investment Group, Inc.	700	28,042
	Dime Community Bancshares	14,800	123,432
	Discover Financial Services	176,877	1,438,010
*	Dollar Financial Corp.	11,182	112,938
	Donegal Group, Inc. Class A	11,025	161,406
	Donegal Group, Inc. Class B	2,067	32,132
* #	E*TRADE Financial Corp.	75,764	108,343
	East West Bancorp, Inc.	32,546	222,289
	Eastern Insurance Holdings, Inc.	2,557	20,635
	Eastern Virginia Bankshares, Inc.	721	6,453
#	Eaton Vance Corp.	14,800	405,076
	ECB Bancorp, Inc.	500	8,387
*	eHealth, Inc.	9,639	184,972
	EMC Insurance Group, Inc.	5,524	125,174
	Employers Holdings, Inc.	19,891	165,891
*	Encore Bancshares, Inc.	1,700	15,538
*	Encore Capital Group, Inc.	11,400	99,636
	Endurance Specialty Holdings, Ltd.	30,299	792,622
	Enterprise Bancorp, Inc.	2,503	27,658
	Enterprise Financial Services Corp.	5,477	53,948
	Erie Indemnity Co.	14,500	512,140
	ESB Financial Corp.	4,517	49,732
	ESSA Bancorp, Inc.	8,421	114,862
	Evans Bancorp, Inc.	616	8,239
	Evercore Partners, Inc. Class A	3,500	66,080
	Everest Re Group, Ltd.	22,900	1,709,256

21

*	ExlService Holdings, Inc.	9,657	89,907
*	EZCORP, Inc. Class A	8,922	110,544
#	F.N.B. Corp.	43,701	328,632
	Farmers Capital Bank Corp.	1,757	37,284
	FBL Financial Group, Inc. Class A	9,981	57,391
*	FCStone Group, Inc.	1,800	5,562
	Federal Agriculture Mortgage Corp. Class C	2,560	8,090
* #	Federal Trust Corp.	336	168
#	Federated Investors, Inc.	12,600	288,288
	Fidelity Bancorp, Inc.	209	1,836
	Fidelity National Financial, Inc.	76,858	1,393,436
#	Fidelity Southern Corp.	1,624	3,882
#	Fifth Third Bancorp	223,862	917,834
#	Financial Federal Corp.	14,561	358,346
	Financial Institutions, Inc.	4,190	62,221
*	First Acceptance Corp.	18,300	46,665
	First Advantage Bancorp	733	7,147
	First American Corp.	41,997	1,179,276
	First Bancorp	8,931	108,690
	First Bancorp of Indiana, Inc.	96	677
	First Bancorp, Inc.	2,550	44,497
	First Bancshares, Inc.	200	1,755
#	First Busey Corp.	15,170	118,781
	First Business Financial Services, Inc.	893	11,225
*	First California Financial Group, Inc.	117	698
*	First Cash Financial Services, Inc.	11,629	191,181
	First Citizens BancShares, Inc.	3,247	388,568
	First Commonwealth Financial Corp.	30,422	263,759
	First Community Bancshares, Inc.	3,957	57,179
	First Defiance Financial Corp.	2,444	25,173
	First Federal Bancshares of Arkansas, Inc.	2,803	11,254
*	First Federal Bankshares, Inc.	600	1,122
	First Federal of Northern Michigan Bancorp, Inc.	200	276
	First Financial Bancorp	13,153	141,921
#	First Financial Bankshares, Inc.	7,905	389,558
	First Financial Corp.	4,654	172,663
	First Financial Holdings, Inc.	6,774	60,966
	First Financial Northwest, Inc.	8,555	69,039
	First Financial Service Corp.	917	14,672
	First Franklin Corp.	197	757
#	First Horizon National Corp.	99,546	1,145,777
*	First Keystone Financial, Inc.	291	2,209
	First M&F Corp.	1,977	10,182
*	First Marblehead Corp.	8,055	15,466
* #	First Mariner Bancorp, Inc.	200	184
	First Merchants Corp.	9,463	115,070
*	First Mercury Financial Corp.	9,000	118,980
	First Midwest Bancorp, Inc.	22,984	203,638
*	First National Bancshares, Inc.	300	432
	First Niagara Financial Group, Inc.	60,440	818,358
	First PacTrust Bancorp, Inc.	823	6,584
	First Place Financial Corp.	3,842	21,823
* #	First Regional Bancorp	2,891	3,614
	First Security Group, Inc.	3,995	15,421
	First South Bancorp, Inc.	4,111	47,523

22

	First State Bancorporation	4,600	9,936
	First United Corp.	1,938	19,380
	First West Virginia Bancorp, Inc.	247	2,853
	Firstbank Corp.	1,139	7,154
*	FirstCity Financial Corp.	2,702	8,511
	FirstMerit Corp.	30,020	582,688
#	Flagstar Bancorp, Inc.	19,400	28,130
	Flagstone Reinsurance Holdings, Ltd.	1,400	12,964
	Flushing Financial Corp.	11,449	105,445
#	FNB United Corp.	3,615	11,532
	Forest City Enterprises, Inc. Class A	11,300	95,259
	Forest City Enterprises, Inc. Class B	2,168	18,016
* #	Forestar Group, Inc.	5,240	67,386
*	Fox Chase Bancorp, Inc.	1,835	17,396
*	FPIC Insurance Group, Inc.	4,992	152,456
* #	Franklin Credit Holding Corp.	300	750
	Franklin Resources, Inc.	21,110	1,276,733
#	Frontier Financial Corp.	12,579	17,862
#	Fulton Financial Corp.	90,179	596,083
*	FX Real Estate & Entertainment, Inc.	2,233	268
*	GAINSCO, INC.	2,469	7,037
#	Gallagher (Arthur J.) & Co.	34,514	775,875
#	GAMCO Investors, Inc.	2,274	114,041
	Genworth Financial, Inc.	111,000	261,960
	German American Bancorp, Inc.	5,957	70,888
	GFI Group, Inc.	16,956	69,180
#	Glacier Bancorp, Inc.	20,244	310,138
	Goldman Sachs Group, Inc.	76,873	9,878,180
	Great Southern Bancorp, Inc.	5,831	96,153
#	Greene Bancshares, Inc.	4,408	37,468
	Greenhill & Co., Inc.	6,321	490,067
*	Greenlight Capital Re, Ltd. Class A	7,200	111,456
	Grubb & Ellis Co.	8,047	7,484
	GS Financial Corp.	400	5,300
*	Guaranty Bancorp	19,737	43,816
	Guaranty Federal Bancshares, Inc.	909	4,554
*	Guaranty Financial Group, Inc.	5,240	3,092
	Habersham Bancorp	200	900
*	Hallmark Financial Services, Inc.	8,889	59,734
	Hampden Bancorp, Inc.	143	1,387
	Hampton Roads Bankshares, Inc.	2,813	20,957
	Hancock Holding Co.	9,903	375,027
	Hanmi Financial Corp.	9,510	14,740
	Hanover Insurance Group, Inc.	26,743	801,755
	Harleysville Group, Inc.	10,480	303,082
	Harleysville National Corp.	20,382	178,750
	Harleysville Savings Financial Corp.	1,322	16,889
	Harrington West Financial Group, Inc.	979	1,929
*	Harris & Harris Group, Inc.	11,700	56,628
	Hartford Financial Services Group, Inc.	36,858	422,761
	Hawthorn Bancshares, Inc.	642	7,698
	HCC Insurance Holdings, Inc.	43,671	1,044,610
	Heartland Financial USA, Inc.	6,010	88,828
	Heritage Commerce Corp.	5,467	44,173
	Heritage Financial Corp.	3,585	40,403

23

	Heritage Financial Group	2,300	18,607
	HF Financial Corp.	1,230	14,145
*	HFF, Inc.	1,900	5,130
*	Hilltop Holdings, Inc.	30,305	343,356
	Hingham Institution for Savings	262	7,331
	HMN Financial, Inc.	989	4,747
	Home Bancshares, Inc.	7,384	162,817
	Home Federal Bancorp, Inc.	7,992	80,639
	HopFed Bancorp, Inc.	558	5,301
	Horace Mann Educators Corp.	12,300	107,994
	Horizon Bancorp	420	6,376
#	Horizon Financial Corp.	3,875	5,774
#	Hudson City Bancorp, Inc.	128,814	1,617,904
	Huntington Bancshares, Inc.	132,360	369,284
	IBERIABANK Corp.	7,812	356,852
#	Imperial Capital Bancorp, Inc.	300	168
	Independence Holding Co.	4,809	24,863
	Independent Bank Corp. (453836108)	9,813	195,867
#	Independent Bank Corp. (453838104)	7,881	14,186
	Indiana Community Bancorp	559	7,038
	Infinity Property & Casualty Corp.	7,832	276,000
	Integra Bank Corp.	6,800	14,688
* #	Interactive Brokers Group, Inc.	4,700	69,325
* #	IntercontinentalExchange, Inc.	7,217	632,209
#	International Bancshares Corp.	26,005	351,328
	Intervest Bancshares Corp.	1,800	7,074
	Invesco, Ltd.	50,482	743,095
*	Investment Technology Group, Inc.	10,000	227,800
*	Investors Bancorp, Inc.	36,250	332,050
*	Investors Capital Holdings, Ltd.	859	3,479
	Investors Title Co.	632	17,775
	IPC Holdings, Ltd.	23,033	599,779
	Irwin Financial Corp.	4,700	5,922
	Janus Capital Group, Inc.	42,282	424,088
#	Jefferies Group, Inc.	83,214	1,628,498
	Jefferson Bancshares, Inc.	1,271	8,719
*	Jesup & Lamont, Inc.	341	123
	JMP Group, Inc.	500	2,695
#	Jones Lang LaSalle, Inc.	9,300	300,111
	JPMorgan Chase & Co.	629,826	20,784,258
*	KBW, Inc.	11,800	285,442
	Kearny Financial Corp.	31,834	354,949
	Kentucky First Federal Bancorp	936	10,011
#	KeyCorp	178,320	1,096,668
	K-Fed Bancorp	4,812	37,293
*	Knight Capital Group, Inc.	46,600	721,834
*	LaBranche & Co., Inc.	800	3,344
	Lakeland Bancorp, Inc.	12,436	105,830
	Lakeland Financial Corp.	4,427	83,095
#	LandAmerica Financial Group, Inc.	2,400	110
	Landmark Bancorp, Inc.	833	13,894
	Legacy Bancorp, Inc.	3,487	36,927
	Legg Mason, Inc.	32,100	644,247
* #	Leucadia National Corp.	62,229	1,321,122
#	Life Partners Holdings, Inc.	2,730	51,106

24

	Lincoln National Corp.	29,044	326,455
*	Liquidity Services, Inc.	9,544	71,866
	LNB Bancorp, Inc.	1,858	10,656
	Loews Corp.	58,259	1,450,067
* #	LoopNet, Inc.	10,167	87,335
	LSB Corp.	914	8,336
	LSB Financial Corp.	259	3,626
#	M&T Bank Corp.	40,000	2,098,000
#	Macatawa Bank Corp.	5,492	17,410
	MainSource Financial Group, Inc.	10,799	93,519
* #	Markel Corp.	3,634	1,042,958
*	Market Leader, Inc.	2,700	5,211
*	MarketAxess Holdings, Inc.	14,921	143,092
*	Marlin Business Services, Inc.	2,000	6,380
#	Marsh & McLennan Cos., Inc.	46,661	984,080
#	Marshall & Ilsley Corp.	94,563	546,574
#	MasterCard, Inc. Class A	10,800	1,981,260
	Max Capital Group, Ltd.	650	10,757
	Mayflower Bancorp, Inc.	100	712
	MB Financial, Inc.	18,063	246,199
* #	MBIA, Inc.	131,236	620,746
#	MBT Financial Corp.	4,816	12,136
	MCG Capital Corp.	7,279	12,811
	Meadowbrook Insurance Group, Inc.	30,545	181,743
	Medallion Financial Corp.	8,800	64,856
#	Mercantile Bancorp, Inc.	2,368	15,510
	Mercantile Bank Corp.	960	3,715
	Mercer Insurance Group, Inc.	2,635	38,524
	Merchants Bancshares, Inc.	2,282	43,244
	Mercury General Corp.	23,291	786,770
*	Meridian Interstate Bancorp, Inc.	600	4,788
	Meta Financial Group, Inc.	354	4,627
	MetLife, Inc.	106,049	3,154,958
	MetroCorp Bancshares, Inc.	3,008	9,686
*	MF Global, Ltd.	1,900	11,590
	MicroFinancial, Inc.	2,418	5,561
	Mid Penn Bancorp, Inc.	497	9,194
	MidSouth Bancorp, Inc.	2,790	29,937
	Midwest Banc Holdings, Inc.	8,064	13,064
	MidWestOne Financial Group, Inc.	416	3,515
	Monroe Bancorp	1,119	8,460
	Montpelier Re Holdings, Ltd.	6,358	79,221
	Moody’s Corp.	21,920	647,078
	Morgan Stanley	148,155	3,502,384
*	Move, Inc.	5,565	11,408
	MutualFirst Financial, Inc.	1,220	6,710
	Nara Bancorp, Inc.	14,190	52,645
	National Financial Partners Corp.	11,110	78,437
	National Interstate Corp.	6,653	107,446
#	National Penn Bancshares, Inc.	42,944	347,417
	National Security Group, Inc.	212	1,790
	National Western Life Insurance Co. Class A	600	68,334
	Naugatuck Valley Financial Corp.	57	328
*	Navigators Group, Inc.	10,900	494,642
#	NBT Bancorp, Inc.	21,064	498,796

25

	Nelnet, Inc. Class A	18,989	114,504
*	New Century Bancorp, Inc.	300	1,620
	New England Bancshares, Inc.	945	5,774
	New Hampshire Thrift Bancshares, Inc.	1,486	13,478
	New Westfield Financial, Inc.	15,250	142,435
#	New York Community Bancorp, Inc.	128,541	1,453,799
	NewAlliance Bancshares, Inc.	53,994	697,063
	NewBridge Bancorp	5,140	10,948
*	Newport Bancorp, Inc.	900	10,188
*	NewStar Financial, Inc.	3,700	8,399
*	Newtek Business Services, Inc.	2,880	1,181
*	NexCen Brands, Inc.	8,000	1,200
*	Nexity Financial Corp.	600	120
	North Central Bancshares, Inc.	200	2,625
	North Valley Bancorp	1,261	6,091
	Northeast Bancorp	200	1,584
	Northeast Community Bancorp, Inc.	3,456	25,937
	Northern Trust Corp.	23,800	1,293,768
	Northfield Bancorp, Inc.	8,364	94,513
	Northrim Bancorp, Inc.	1,902	21,778
	Northwest Bancorp, Inc.	16,311	286,747
	Norwood Financial Corp.	740	21,090
	NYMAGIC, Inc.	3,100	36,549
	NYSE Euronext, Inc.	94,204	2,182,707
	Ocean Shore Holding Co.	3,004	21,599
	OceanFirst Financial Corp.	4,697	57,069
*	Ocwen Financial Corp.	31,578	351,147
	Odyssey Re Holdings Corp.	27,330	1,046,466
	Ohio Valley Banc Corp.	662	14,961
	Old National Bancorp	20,660	281,596
	Old Republic International Corp.	104,396	978,191
#	Old Second Bancorp, Inc.	6,565	35,451
	OneBeacon Insurance Group, Ltd.	12,189	141,636
	optionsXpress Holding, Inc.	20,283	333,858
*	Oritani Financial Corp.	11,064	156,998
	Osage Bancshares, Inc.	900	7,929
#	PAB Bankshares, Inc.	1,714	6,719
#	Pacific Capital Bancorp	23,359	162,111
	Pacific Continental Corp.	3,171	36,403
*	Pacific Mercantile Bancorp	1,900	6,422
*	Pacific Premier Bancorp, Inc.	670	2,841
*	Pacific State Bancorp	500	675
#	PacWest Bancorp	12,975	189,046
	Pamrapo Bancorp, Inc.	911	6,832
	Park Bancorp, Inc.	153	1,233
#	Park National Corp.	5,108	341,981
	Parkvale Financial Corp.	1,154	12,244
	PartnerRe, Ltd.	21,179	1,444,196
	Patriot National Bancorp	500	1,970
	Peapack-Gladstone Financial Corp.	1,617	30,658
# ●	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	2,800	420
	Penns Woods Bancorp, Inc.	770	19,250
*	Pennsylvania Commerce Bancorp, Inc.	1,996	44,112
*	Penson Worldwide, Inc.	10,500	106,470

26

	Peoples Bancorp of North Carolina	1,583	10,606
	Peoples Bancorp, Inc. (709788202)	470	4,420
	Peoples Bancorp, Inc. (709789101)	4,660	77,216
*	Peoples Community Bancorp	700	259
#	People’s United Financial, Inc.	132,290	2,066,370
* #	PHH Corp.	21,472	360,300
*	PICO Holdings, Inc.	8,586	257,580
	Pinnacle Bancshares, Inc.	200	1,440
* #	Pinnacle Financial Partners, Inc.	12,091	215,703
*	Piper Jaffray Companies, Inc.	200	6,934
	Platinum Underwriters Holdings, Ltd.	24,700	710,619
*	PMA Capital Corp. Class A	7,202	27,007
#	PNC Financial Services Group, Inc.	57,000	2,262,900
	Porter Bancorp, Inc.	3,073	44,958
* #	Portfolio Recovery Associates, Inc.	6,811	238,181
	Preferred Bank	2,512	10,852
	Premier Financial Bancorp, Inc.	1,067	5,330
	Presidential Life Corp.	700	7,483
	Princeton National Bancorp, Inc.	1,222	17,279
#	Principal Financial Group, Inc.	28,320	462,749
#	PrivateBancorp, Inc.	10,600	214,650
*	ProAssurance Corp.	17,100	751,374
*	Progressive Corp.	79,480	1,214,454
#	Prosperity Bancshares, Inc.	22,634	628,546
	Protective Life Corp.	25,000	214,250
	Providence Community Bancshares, Inc.	200	600
#	Provident Bankshares Corp.	16,210	142,486
	Provident Financial Holdings, Inc.	5,035	33,281
	Provident Financial Services, Inc.	31,408	335,123
	Provident New York Bancorp	21,871	185,247
#	Prudential Bancorp, Inc. of Pennsylvania	2,615	30,648
	Prudential Financial, Inc.	42,250	1,220,180
	PSB Holdings, Inc.	1,100	5,214
	Pulaski Financial Corp.	3,035	21,245
	QC Holdings, Inc.	6,181	39,620
	Radian Group, Inc.	10,110	17,490
	Rainier Pacific Financial Group, Inc.	2,107	2,634
#	Raymond James Financial, Inc.	47,383	743,439
#	Regions Financial Corp.	251,366	1,128,633
	Reinsurance Group of America, Inc.	30,929	983,233
#	RenaissanceRe Holdings, Ltd.	22,800	1,109,448
	Renasant Corp.	10,227	144,201
	Republic Bancorp, Inc. Class A	4,638	103,149
*	Republic First Bancorp, Inc.	2,966	24,410
	Resource America, Inc.	5,258	26,080
*	Rewards Network, Inc.	9,155	34,148
	Riverview Bancorp, Inc.	2,680	9,407
	RLI Corp.	6,657	319,736
	Rockville Financial, Inc.	7,478	70,368
	Roma Financial Corp.	10,148	132,025
	Rome Bancorp, Inc.	2,945	26,505
	Royal Bancshares of Pennsylvania, Inc. Class A	1,587	3,714
	Rurban Financial Corp.	1,124	9,442
#	S&T Bancorp, Inc.	10,431	186,402
	S.Y. Bancorp, Inc.	5,051	127,386

27

	Safety Insurance Group, Inc.	8,600	284,230
	Salisbury Bancorp, Inc.	416	9,947
	Sanders Morris Harris Group, Inc.	10,309	46,597
	Sandy Spring Bancorp, Inc.	8,195	133,169
	SCBT Financial Corp.	4,375	100,931
*	Seabright Insurance Holdings	10,922	101,356
#	Seacoast Banking Corp. of Florida	6,953	29,342
#	Security Bank Corp.	7,711	4,395
*	Security National Financial Corp. Class A	706	974
	SEI Investments Co.	18,436	258,657
	Selective Insurance Group, Inc.	26,233	387,199
	Shore Bancshares, Inc.	1,961	38,024
	SI Financial Group, Inc.	3,283	13,132
	Siebert Financial Corp.	3,562	5,165
#	Sierra Bancorp	3,741	44,929
*	Signature Bank	13,354	363,095
	Simmons First National Corp. Class A	4,828	125,190
* #	SLM Corp.	135,930	656,542
	Smithtown Bancorp, Inc.	4,540	60,836
	Somerset Hills Bancorp	1,180	8,555
#	South Financial Group, Inc.	5,400	8,964
	South Street Financial Corp.	300	870
*	Southcoast Financial Corp.	1,754	9,735
	Southern Community Financial Corp.	5,725	20,667
*	Southern Connecticut Bancorp, Inc.	400	2,200
*	Southern First Bancshares, Inc.	675	3,881
	Southern Missouri Bancorp, Inc.	243	2,594
	Southside Bancshares, Inc.	5,214	111,065
	Southwest Bancorp, Inc.	7,804	53,457
	Southwest Georgia Financial Corp.	714	6,447
*	Specialty Underwriters’ Alliance, Inc.	300	1,077
#	StanCorp Financial Group, Inc.	25,300	693,979
	State Auto Financial Corp.	18,656	302,787
	State Bancorp, Inc.	7,056	58,141
#	State Street Corp.	57,638	1,967,185
	StellarOne Corp.	10,979	141,300
	Sterling Bancorp	9,510	108,794
	Sterling Bancshares, Inc.	35,350	235,077
#	Sterling Financial Corp.	17,181	54,807
	Stewart Information Services Corp.	8,700	196,707
*	Stifel Financial Corp.	10,410	512,484
*	Stratus Properties, Inc.	2,756	24,887
	Student Loan Corp.	7,543	363,271
	Suffolk Bancorp	3,705	94,848
*	Sun American Bancorp	787	275
*	Sun Bancorp, Inc.	9,389	61,780
#	SunTrust Banks, Inc.	61,232	884,190
*	Superior Bancorp	1,080	4,568
#	Susquehanna Bancshares, Inc.	46,629	375,830
*	Susser Holdings Corp.	3,915	56,572
	Sussex Bancorp	332	1,341
* #	SVB Financial Group	16,050	333,198
	SWS Group, Inc.	12,800	163,712
	Synovus Financial Corp.	120,350	388,730
#	T. Rowe Price Group, Inc.	22,463	865,275

28

	Taylor Capital Group, Inc.	3,200	13,600
#	TCF Financial Corp.	31,532	438,610
*	TD Ameritrade Holding Corp.	66,400	1,056,424
	Team Financial, Inc.	400	40
	Teche Holding Co.	557	18,409
*	Tejon Ranch Co.	6,302	146,206
	Temecula Valley Bancorp, Inc.	500	270
# ●	Teton Advisors, Inc.	29	—
*	Texas Capital Bancshares, Inc.	15,060	210,840
	TF Financial Corp.	652	12,388
	TFS Financial Corp.	86,557	1,015,314
*	The Bancorp, Inc.	1,800	9,738
#	The Charles Schwab Corp.	134,233	2,480,626
#	The Colonial BancGroup, Inc.	23,568	17,912
*	The Intergroup Corp.	200	1,918
* #	The NASDAQ OMX Group, Inc.	24,569	472,462
	The Phoenix Companies, Inc.	92,900	144,924
	The Savannah Bancorp, Inc.	1,013	8,494
*	The St. Joe Co.	8,802	218,994
	The Travelers Companies, Inc.	98,865	4,067,306
#	The Wilber Corp.	1,734	12,398
*	thinkorswim Group, Inc.	22,827	216,856
*	Thomas Weisel Partners Group, Inc.	13,296	60,098
#	TIB Financial Corp.	3,745	11,684
*	Tidelands Bancshares, Inc.	957	3,579
	TierOne Corp.	2,296	4,868
	Timberland Bancorp, Inc.	1,600	8,688
	Tompkins Financial Corp.	3,611	152,204
#	Torchmark Corp.	18,860	553,164
*	Tower Financial Corp.	350	1,837
	Tower Group, Inc.	8,200	222,958
	TowneBank	8,127	140,028
*	Tradestation Group, Inc.	14,798	120,012
	Transatlantic Holdings, Inc.	20,884	792,130
*	Tree.com, Inc.	2,054	13,187
#	TriCo Bancshares	5,522	88,352
	TrustCo Bank Corp.	20,305	121,830
#	Trustmark Corp.	29,839	648,700
	U.S. Bancorp	199,515	3,635,163
#	UCBH Holdings, Inc.	30,004	38,405
	UMB Financial Corp.	15,900	727,743
	Umpqua Holdings Corp.	31,834	305,288
	Unico American Corp.	100	798
	Union Bankshares Corp.	4,449	76,033
	Union Bankshares, Inc.	718	11,488
*	United America Indemnity, Ltd.	4,500	22,815
	United Bancshares, Inc. (909458101)	600	5,700
#	United Bancshares, Inc. (909907107)	18,985	492,471
*	United Capital Corp.	2,765	49,659
#	United Community Banks, Inc.	15,271	98,498
	United Community Financial Corp.	5,332	11,037
	United Financial Bancorp, Inc.	9,596	127,339
	United Fire & Casualty Co.	21,736	405,811
*	United PanAm Financial Corp.	2,900	5,307
#	United Security Bancshares	3,299	23,885

29

	United Western Bancorp, Inc.	2,704	25,012
	Unitrin, Inc.	32,678	555,526
	Unity Bancorp, Inc.	723	2,639
*	Universal American Corp.	30,158	311,532
	Universal Insurance Holdings, Inc.	15,180	61,934
	Univest Corp. of Pennsylvania	4,792	100,009
	Unum Group	124,562	2,035,343
#	Valley National Bancorp	38,978	564,012
	ViewPoint Financial Group	9,072	141,160
#	Vineyard National Bancorp Co.	2,497	312
*	Virginia Commerce Bancorp, Inc.	5,148	16,474
*	Virtus Investment Partners, Inc.	920	10,442
	VIST Financial Corp.	1,764	14,871
	W. R. Berkley Corp.	49,319	1,179,217
* #	Waccamaw Bankshares, Inc.	220	676
	Waddell & Reed Financial, Inc.	17,600	394,416
	Wainwright Bank & Trust Co.	2,570	19,905
*	Walter Investment Management Corp.	3,150	25,200
	Washington Banking Co.	1,910	14,993
#	Washington Federal, Inc.	46,416	602,480
	Washington Trust Bancorp, Inc.	6,009	109,664
*	Waterstone Financial, Inc.	11,672	33,265
	Wayne Savings Bancshares, Inc.	555	2,958
#	Webster Financial Corp.	22,543	117,900
#	Wells Fargo & Co.	470,875	9,422,209
	Wesbanco, Inc.	14,649	291,369
	Wesco Financial Corp.	1,789	534,732
	West Bancorporation	6,287	55,326
#	West Coast Bancorp	4,803	13,544
#	Westamerica Bancorporation	6,804	364,899
*	Western Alliance Bancorp	15,514	100,996
#	Westwood Holdings Group, Inc.	1,714	67,652
	White Mountains Insurance Group, Ltd.	3,900	746,148
#	Whitney Holding Corp.	28,800	344,448
	Wilmington Trust Corp.	24,800	359,848
#	Wilshire Bancorp, Inc.	11,173	45,139
*	Wilshire Enterprises, Inc.	100	150
	Wintrust Financial Corp.	10,300	175,100
* #	World Acceptance Corp.	9,067	269,109
	WSB Holdings, Inc.	1,227	3,092
	WVS Financial Corp.	803	12,045
	Yadkin Valley Financial Corp.	5,776	47,363
	Zenith National Insurance Corp.	20,264	461,817
#	Zions Bancorporation	59,460	649,898
*	ZipRealty, Inc.	8,818	24,779
Total Financials			227,068,153

Health Care — (9.9%)
*	A.D.A.M., Inc.	1,515	4,924
* #	Abaxis, Inc.	7,492	113,279
	Abbott Laboratories	178,855	7,485,082
*	ABIOMED, Inc.	7,033	46,910
*	Abraxis Bioscience, Inc.	2,755	133,617
*	Acadia Pharmaceuticals, Inc.	3,800	3,762
*	Accelrys, Inc.	11,394	51,273

30

*	Accentia Biopharmaceuticals, Inc.	4,200	1,050
* #	Accuray, Inc.	21,521	130,202
*	Achillion Pharmaceuticals, Inc.	2,700	4,590
* #	Acorda Therapeutics, Inc.	6,800	134,844
*	Adeona Pharmaceuticals, Inc.	500	160
*	Adolor Corp.	16,000	36,000
* #	Advanced Life Sciences Holdings, Inc.	2,664	1,279
	Aetna, Inc.	51,522	1,133,999
*	Affymax, Inc.	2,800	49,672
*	Affymetrix, Inc.	23,900	112,091
*	Air Methods Corp.	6,200	164,610
*	Akorn, Inc.	10,281	8,636
*	Albany Molecular Research, Inc.	6,780	66,173
*	Alexion Pharmaceuticals, Inc.	7,800	260,676
*	Alexza Pharmaceuticals, Inc.	9,735	16,160
* #	Align Technology, Inc.	18,629	231,186
* #	Alkermes, Inc.	33,269	254,508
	Allergan, Inc.	35,962	1,677,987
*	Alliance HealthCare Services, Inc.	13,400	105,458
*	Allied Healthcare International, Inc.	9,075	14,157
*	Allied Healthcare Products, Inc.	1,117	6,345
*	Allion Healthcare, Inc.	11,127	61,977
*	Allos Therapeutics, Inc.	13,000	79,690
#	Allscripts-Misys Healthcare Solutions, Inc.	30,551	379,443
* #	Almost Family, Inc.	2,102	51,919
*	Alnylam Pharmaceuticals, Inc.	7,515	138,051
* #	AMAG Pharmaceuticals, Inc.	6,055	271,567
*	Amedisys, Inc.	9,834	329,832
*	America Services Group, Inc.	3,955	56,280
*	American Dental Partners, Inc.	4,647	32,273
*	American Medical Systems Holdings, Inc.	27,836	344,331
*	American Shared Hospital Services	508	1,041
*	AMERIGROUP Corp.	14,803	442,166
	AmerisourceBergen Corp.	25,775	867,071
* #	Amgen, Inc.	127,585	6,184,045
*	AMICAS, Inc.	13,398	28,940
*	Amicus Therapeutics, Inc.	636	5,692
*	AMN Healthcare Services, Inc.	17,458	120,286
*	Amsurg Corp.	15,100	310,154
*	Amylin Pharmaceuticals, Inc.	8,600	94,084
*	Anadys Pharmaceuticals, Inc.	3,845	9,574
	Analogic Corp.	6,010	218,764
*	Anesiva, Inc.	5,880	1,529
*	AngioDynamics, Inc.	12,968	164,305
*	Anika Therapeutics, Inc.	3,970	22,311
* #	Antigenics, Inc.	4,001	2,785
*	Arca Biopharma, Inc.	110	1,056
* #	Ardea Biosciences, Inc.	3,272	40,376
* #	Arena Pharmaceuticals, Inc.	35,956	101,036
*	Ariad Pharmaceuticals, Inc.	1,825	2,737
*	Arqule, Inc.	10,686	47,553
*	Array BioPharma, Inc.	9,100	26,663
*	Arrhythmia Research Technology, Inc.	200	504
* #	ArthroCare Corp.	6,400	51,520
*	Aspect Medical Systems, Inc.	6,725	34,028

31

*	Assisted Living Concepts, Inc.	5,827	115,549
*	Athenahealth, Inc.	6,200	197,160
*	AtriCure, Inc.	1,700	2,108
	Atrion Corp.	500	44,780
*	ATS Medical, Inc.	22,435	59,901
*	Auxilium Pharmaceuticals, Inc.	9,290	212,741
*	Avalon Pharmaceuticals, Inc.	1,800	1,044
*	AVANIR Pharmaceuticals, Inc. Class A	4,200	3,612
* #	AVI BioPharma, Inc.	3,500	2,835
*	Avigen, Inc.	6,500	7,995
#	Bard (C.R.), Inc.	11,500	823,745
	Baxter International, Inc.	48,988	2,375,918
	Beckman Coulter, Inc.	12,466	655,213
#	Becton Dickinson & Co.	23,019	1,392,189
*	Bioanalytical Systems, Inc.	400	636
* #	BioCryst Pharmaceuticals, Inc.	2,681	10,617
*	Biodel, Inc.	400	1,920
* #	Biogen Idec, Inc.	30,950	1,496,123
*	Bio-Imaging Technologies, Inc.	5,333	21,332
* #	BioLase Technology, Inc.	1,000	1,040
*	BioMarin Pharmaceutical, Inc.	17,668	227,210
*	BioMimetic Therapeutics, Inc.	6,850	58,978
*	Bio-Rad Laboratories, Inc. Class A	6,400	446,016
*	Bio-Rad Laboratories, Inc. Class B	988	69,066
* #	Bio-Reference Laboratories, Inc.	3,400	87,278
*	BioSante Pharmaceuticals, Inc.	6,183	12,737
*	BioScrip, Inc.	14,225	45,235
*	BioSphere Medical, Inc.	2,975	5,652
*	Boston Scientific Corp.	248,950	2,093,669
*	Bovie Medical Corp.	4,800	32,400
	Bristol-Myers Squibb Co.	231,655	4,447,776
#	Brookdale Senior Living, Inc.	31,400	323,734
*	Bruker BioSciences Corp.	16,967	111,643
* #	BSD Medical Corp.	2,100	5,061
*	Cadence Pharmaceuticals, Inc.	9,300	94,116
*	Caliper Life Sciences, Inc.	9,744	14,031
	Cambrex Corp.	13,461	31,364
*	Candela Corp.	700	651
*	Cantel Medical Corp.	8,503	120,147
*	Capital Senior Living Corp.	8,509	33,611
*	Caraco Pharmaceutical Laboratories, Ltd.	3,575	16,016
*	Cardiac Science Corp.	12,543	37,002
*	Cardica, Inc.	1,700	4,505
#	Cardinal Health, Inc.	40,300	1,361,737
*	CAS Medical Systems, Inc.	2,600	5,148
*	Catalyst Health Solutions, Inc.	14,686	331,169
*	Celera Corp.	41,248	333,696
* #	Celgene Corp.	52,975	2,263,092
*	Celldex Therapeutics, Inc.	2,313	20,031
*	Celsion Corp.	800	2,488
*	Centene Corp.	15,900	292,083
*	Cephalon, Inc.	8,600	564,246
* #	Cepheid, Inc.	7,700	74,690
* #	Cerner Corp.	11,900	640,220
*	Cerus Corp.	3,547	4,185

32

* #	Charles River Laboratories International, Inc.	32,090	887,288
	Chemed Corp.	9,000	380,970
	Cigna Corp.	62,752	1,236,842
*	Clinical Data, Inc.	5,042	64,588
*	Columbia Laboratories, Inc.	12,694	17,645
*	CombiMatrix Corp.	1,786	13,020
*	CombinatoRx, Inc.	4,241	2,757
*	Community Health Systems, Inc.	46,961	1,072,589
#	Computer Programs & Systems, Inc.	2,316	81,037
*	Conceptus, Inc.	5,700	77,178
*	CONMED Corp.	14,561	193,953
*	Continucare Corp.	24,500	48,510
#	Cooper Companies, Inc.	23,700	681,375
*	Cornerstone Therapeutics, Inc.	1,213	6,914
*	Corvel Corp.	4,785	107,662
* #	Covance, Inc.	7,300	286,744
*	Coventry Health Care, Inc.	70,602	1,123,278
*	CPEX Pharmaceuticals, Inc.	340	2,550
*	Cross Country Healthcare, Inc.	6,500	57,265
*	CryoLife, Inc.	5,900	32,037
* #	Cubist Pharmaceuticals, Inc.	11,700	194,220
*	Curis, Inc.	600	702
*	Cutera, Inc.	6,029	37,862
* #	Cyberonics, Inc.	8,275	109,561
*	Cyclacel Pharmaceuticals, Inc.	1,543	941
*	Cynosure, Inc. Class A	3,100	18,972
*	Cypress Bioscience, Inc.	14,000	100,800
*	Cytokinetics, Inc.	18,019	33,515
*	Cytomedix, Inc.	900	495
*	Cytori Therapeutics, Inc.	6,500	11,635
* #	DaVita, Inc.	14,900	690,913
	Daxor Corp.	2,013	27,679
* #	Dendreon Corp.	17,973	381,028
#	DENTSPLY International, Inc.	10,704	306,348
*	DepoMed, Inc.	7,000	14,560
*	Dexcom, Inc.	8,500	38,080
*	Dialysis Corp. of America	2,038	10,699
*	Digirad Corp.	4,810	6,590
*	Dionex Corp.	3,100	195,300
*	Durect Corp.	18,393	44,879
*	DUSA Pharmaceuticals, Inc.	800	1,056
*	Dyax Corp.	22,772	44,633
*	Dynacq Healthcare, Inc.	2,300	8,050
*	Dynavax Technologies Corp.	600	666
* #	Eclipsys Corp.	19,519	257,651
*	Edwards Lifesciences Corp.	15,600	988,728
#	Eli Lilly & Co.	113,544	3,737,868
*	Elite Pharmaceuticals, Inc.	900	54
*	Emergency Medical Services Corp. Class A	3,650	127,166
*	Emergent Biosolutions, Inc.	12,857	137,698
* #	Emeritus Corp.	12,863	116,282
*	Emisphere Technologies, Inc.	2,600	1,352
*	Endo Pharmaceuticals Holdings, Inc.	27,400	453,196
* ●	Endo Pharmaceuticals Solutions	24,105	23,864
*	Endologix, Inc.	10,690	25,228

33

	Ensign Group, Inc.	1,700	26,350
*	Enzo Biochem, Inc.	9,900	40,590
* #	Enzon Pharmaceuticals, Inc.	8,334	47,920
*	eResearch Technology, Inc.	14,910	75,594
*	etrials Worldwide, Inc.	1,100	825
*	ev3, Inc.	38,040	318,014
*	Exact Sciences Corp.	1,550	2,619
*	Exactech, Inc.	5,000	66,250
*	Exelixis, Inc.	36,526	180,073
*	Express Scripts, Inc.	30,800	1,970,276
*	Facet Biotech Corp.	5,313	49,677
*	Five Star Quality Care, Inc.	6,800	11,492
*	Forest Laboratories, Inc.	33,110	718,156
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	45,559	15,946
*	Genomic Health, Inc.	4,700	105,750
*	Genoptix, Inc.	1,500	43,620
*	Gen-Probe, Inc.	15,900	765,744
*	Gentiva Health Services, Inc.	18,665	297,333
*	GenVec, Inc.	3,700	2,590
*	Genzyme Corp.	31,052	1,656,003
* #	Geron Corp.	32,685	168,001
*	Gilead Sciences, Inc.	106,580	4,881,364
*	Greatbatch, Inc.	11,100	233,544
* #	GTx, Inc.	6,229	61,231
*	Haemonetics Corp.	10,200	526,626
* #	Halozyme Therapeutics, Inc.	15,443	97,600
*	Hanger Orthopedic Group, Inc.	11,236	156,293
*	Harvard Bioscience, Inc.	12,072	35,009
*	Health Grades, Inc.	6,500	20,800
*	Health Management Associates, Inc.	42,700	199,409
*	Health Net, Inc.	21,249	306,836
*	HEALTHSOUTH Corp.	31,411	294,321
*	HealthSpring, Inc.	29,031	267,956
*	HealthStream, Inc.	3,730	9,176
*	HealthTronics, Inc.	11,300	16,498
*	Healthways, Inc.	8,400	87,612
* #	Henry Schein, Inc.	18,688	766,956
	Hill-Rom Holdings, Inc.	27,886	361,960
*	Hi-Tech Pharmacal Co., Inc.	4,200	31,710
*	HLTH Corp.	7,190	79,090
*	HMS Holdings Corp.	10,200	305,796
*	Hollis-Eden Pharmaceuticals, Inc.	2,300	943
* #	Hologic, Inc.	85,443	1,269,683
*	Home Diagnostics, Inc.	7,561	44,912
	Hooper Holmes, Inc.	8,904	3,473
*	Hospira, Inc.	24,734	813,007
*	Human Genome Sciences, Inc.	31,895	69,850
* #	Humana, Inc.	53,881	1,550,695
* #	Hythiam, Inc.	8,900	2,136
*	iBioPharma, Inc.	500	240
*	ICU Medical, Inc.	5,700	214,320
*	Idenix Pharmaceuticals, Inc.	9,647	35,694
*	Idera Pharmaceuticals, Inc.	2,800	16,828
* #	IDEXX Laboratories, Inc.	11,100	436,230
*	IDM Pharma, Inc.	9,865	16,475

34

*	I-Flow Corp.	8,310	41,550
* #	Illumina, Inc.	16,702	623,820
*	Immtech International, Inc.	1,800	522
*	Immucor, Inc.	9,351	152,328
*	ImmunoGen, Inc.	11,086	77,048
* #	Immunomedics, Inc.	10,600	12,296
*	Implant Sciences Corp.	644	64
#	IMS Health, Inc.	21,800	273,808
*	Incyte Corp.	25,930	61,195
*	Infinity Pharmaceuticals, Inc.	7,175	44,413
*	Inovio Biomedical Corp.	5,300	1,908
*	Inspire Pharmaceuticals, Inc.	10,498	47,136
*	Integra LifeSciences Holdings Corp.	10,228	264,087
*	IntegraMed America, Inc.	5,295	36,694
*	Interleukin Genetics, Inc.	1,209	459
* #	InterMune, Inc.	13,267	179,635
* #	Intuitive Surgical, Inc.	4,400	632,412
#	Invacare Corp.	17,600	270,864
*	InVentiv Health, Inc.	10,431	115,680
* #	Inverness Medical Innovations, Inc.	39,799	1,285,110
*	IPC The Hospitalist Co.	2,100	38,493
*	Iridex Corp.	1,100	1,562
*	IRIS International, Inc.	6,800	75,956
* #	Isis Pharmaceuticals, Inc.	17,797	279,057
* #	Isolagen, Inc.	2,325	302
*	ISTA Pharmaceuticals, Inc.	3,928	8,013
*	Javelin Pharmaceuticals, Inc.	3,432	4,599
	Johnson & Johnson	304,296	15,932,939
* #	Kendle International, Inc.	4,800	42,720
*	Kensey Nash Corp.	4,821	100,952
*	Keryx Biopharmaceuticals, Inc.	1,443	346
	Kewaunee Scientific Corp.	987	9,258
*	Kindred Healthcare, Inc.	7,900	102,858
*	Kinetic Concepts, Inc.	22,199	549,647
*	King Pharmaceuticals, Inc.	132,800	1,046,464
* #	K-V Pharmaceutical Co. Class A	6,483	9,076
*	K-V Pharmaceutical Co. Class B	2,491	5,530
* #	Laboratory Corp. of America Holdings	12,500	801,875
	Landauer, Inc.	1,884	99,814
*	Langer, Inc.	1,300	702
*	Lannet Co., Inc.	9,079	49,708
	LCA-Vision, Inc.	1,757	10,103
*	LeMaitre Vascular, Inc.	800	2,040
*	Lexicon Pharmaceuticals, Inc.	8,807	9,688
*	LHC Group, Inc.	7,000	159,740
*	Life Technologies Corp.	26,610	992,553
* #	LifePoint Hospitals, Inc.	28,117	726,824
*	Ligand Pharmaceuticals, Inc. Class B	19,578	58,538
* #	Lincare Holdings, Inc.	22,117	533,683
*	Luminex Corp.	16,850	276,508
*	Magellan Health Services, Inc.	18,623	550,496
*	Magyar Bancorp, Inc.	211	1,044
* #	MAKO Surgical Corp.	100	670
* #	Mannkind Corp.	31,773	129,952
#	Martek Biosciences Corp.	15,000	273,300

35

*	Matrixx Initiatives, Inc.	3,400	58,208
*	Maxygen, Inc.	17,227	100,778
	McKesson Corp.	25,771	953,527
*	MDRNA, Inc.	1,000	765
*	Medarex, Inc.	38,396	227,304
*	MedAssets, Inc.	7,248	124,956
*	MedCath Corp.	7,800	78,936
*	Medco Health Solutions, Inc.	59,160	2,576,418
*	Medical Action Industries, Inc.	8,743	84,807
*	Medical Staffing Network Holdings, Inc.	3,200	512
	Medicis Pharmaceutical Corp. Class A	28,160	452,531
*	Medivation, Inc.	4,500	86,985
*	Mednax, Inc.	11,700	420,030
*	MEDTOX Scientific, Inc.	4,380	35,522
	Medtronic, Inc.	124,872	3,995,904
#	Merck & Co., Inc.	232,390	5,633,134
	Merge Healthcare, Inc.	6,000	11,160
	Meridian Bioscience, Inc.	6,850	119,053
*	Merit Medical Systems, Inc.	10,595	164,328
*	Metabasis Therapeutics, Inc.	2,106	758
*	Metabolix, Inc.	4,300	33,970
*	Metropolitan Health Networks, Inc.	12,259	20,718
* #	Micromet, Inc.	9,367	32,035
*	Micrus Endovascular Corp.	2,916	20,179
*	MiddleBrook Pharmaceuticals, Inc.	11,202	15,795
* #	Millipore Corp.	5,100	301,410
* #	Molecular Insight Pharmaceuticals, Inc.	8,396	31,233
* #	Molina Healthcare, Inc.	14,949	323,646
*	Momenta Pharmaceuticals, Inc.	7,000	78,400
* #	Monogram Biosciences, Inc.	1,116	2,980
*	MTS Medication Technologies, Inc.	600	2,358
*	MWI Veterinary Supply, Inc.	4,100	127,428
* #	Mylan, Inc.	60,200	797,650
*	Myriad Genetics, Inc.	19,340	750,199
*	Nabi Biopharmaceuticals	18,400	63,296
*	Nanosphere, Inc.	900	3,150
*	National Dentex Corp.	1,076	5,315
	National Healthcare Corp.	4,440	176,268
	National Research Corp.	1,172	29,546
*	Natus Medical, Inc.	9,076	79,687
*	Nektar Therapeutics	29,607	165,799
* #	Neogen Corp.	5,086	115,300
	Neose Technologies, Inc.	2,117	254
*	Neurocrine Biosciences, Inc.	10,900	35,970
*	Neurogen Corp.	1,900	418
*	Neurometric, Inc.	2,400	3,912
*	NMT Medical, Inc.	1,000	880
* #	Northfield Laboratories, Inc.	1,200	600
*	Northstar Neuroscience, Inc.	6,000	11,520
* #	NovaMed, Inc.	14,764	46,507
* #	Novavax, Inc.	11,711	28,575
*	Noven Pharmaceuticals, Inc.	9,585	98,917
*	NPS Pharmaceuticals, Inc.	15,652	54,156
*	Nutraceutical International Corp.	4,000	32,880
* #	NuVasive, Inc.	6,700	253,930

36

*	NxStage Medical, Inc.	8,400	18,816
*	Obagi Medical Products, Inc.	2,300	13,823
*	Odyssey Healthcare, Inc.	18,116	187,682
	Omnicare, Inc.	47,850	1,230,223
*	Omnicell, Inc.	16,687	146,846
* #	Onyx Pharmaceuticals, Inc.	13,200	341,880
*	Optimer Pharmaceuticals, Inc.	7,101	99,201
*	OraSure Technologies, Inc.	20,112	72,805
*	Orchid Cellmark, Inc.	4,000	4,000
*	Ore Pharmaceuticals, Inc.	804	402
*	Orexigen Therapeutics, Inc.	10,371	29,454
*	Orthologic Corp.	1,400	953
*	Oscient Pharmaceuticals Corp.	1,300	315
* #	OSI Pharmaceuticals, Inc.	10,700	359,199
* #	Osiris Therapeutics, Inc.	10,076	127,663
*	Osteotech, Inc.	4,100	15,662
#	Owens & Minor, Inc.	16,200	561,816
*	OXiGENE, Inc.	1,400	1,330
*	Pain Therapeutics, Inc.	15,296	72,503
*	Palatin Technologies, Inc.	3,700	518
*	Palomar Medical Technologies, Inc.	9,829	84,628
*	Par Pharmaceutical Cos., Inc.	17,651	189,395
*	Parexel International Corp.	15,300	151,623
* #	Patterson Companies, Inc.	10,943	223,894
*	PDI, Inc.	4,700	15,087
#	PDL BioPharma, Inc.	23,467	167,789
*	Penwest Pharmaceuticals Co.	1,000	1,640
	PerkinElmer, Inc.	58,214	848,178
	Perrigo Co.	20,477	530,764
#	Pfizer, Inc.	954,193	12,748,018
	Pharmaceutical Products Development Service, Inc.	10,400	203,944
* #	PharMerica Corp.	9,882	180,346
*	Phase Forward, Inc.	16,000	228,160
*	PHC, Inc.	1,400	1,232
* #	Pozen, Inc.	6,698	51,307
*	Progenics Pharmaceuticals, Inc.	9,931	54,422
*	Prospect Medical Holdings, Inc.	1,100	1,881
*	Providence Service Corp.	4,000	39,280
*	ProxyMed, Inc.	1,683	12
*	PSS World Medical, Inc.	22,151	321,633
	Psychemedics Corp.	400	2,400
*	Psychiatric Solutions, Inc.	20,150	390,708
*	QuadraMed Corp.	1,280	8,794
	Quest Diagnostics, Inc.	30,400	1,560,432
*	Questcor Pharmaceuticals, Inc.	9,645	43,402
* #	Quidel Corp.	8,000	93,120
* #	Quigley Corp.	3,827	24,971
*	RadNet, Inc.	7,750	11,935
*	Regeneration Technologies, Inc.	19,258	68,173
* #	Regeneron Pharmaceuticals, Inc.	29,995	397,734
*	RegeneRx Biopharmaceuticals, Inc.	746	604
*	RehabCare Group, Inc.	10,300	172,010
*	Repligen Corp.	11,107	47,205
*	Repros Therapeutics, Inc.	3,300	22,737
*	Res-Care, Inc.	15,516	248,566

37

* #	ResMed, Inc.	19,100	734,395
*	Retractable Technologies, Inc.	2,700	1,971
*	Rigel Pharmaceuticals, Inc.	9,100	60,424
*	Rochester Medical Corp.	4,523	47,763
* #	Rockwell Medical Technologies, Inc.	4,104	20,397
*	Salix Pharmaceuticals, Ltd.	17,344	190,784
*	Sangamo BioSciences, Inc.	5,000	21,250
*	Santarus, Inc.	6,582	11,584
* #	Savient Pharmaceuticals, Inc.	6,800	35,904
	Schering-Plough Corp.	182,136	4,192,771
*	SciClone Pharmaceuticals, Inc.	9,500	15,105
*	SCOLR Pharma, Inc.	1,500	690
*	Seattle Genetics, Inc.	15,067	139,068
*	Senomyx, Inc.	9,098	21,198
*	SenoRx, Inc.	2,200	8,030
* #	Sepracor, Inc.	40,094	569,736
* #	Sequenom, Inc.	12,092	43,773
*	SeraCare Life Sciences, Inc.	259	170
*	Sirona Dental Systems, Inc.	22,492	367,969
*	Skilled Healthcare Group, Inc.	5,000	43,650
*	Somanetics Corp.	4,982	80,758
* #	Somaxon Pharmaceuticals, Inc.	2,500	925
*	Sonic Innovations, Inc.	4,000	2,480
*	SonoSite, Inc.	7,400	133,496
	Span-American Medical System, Inc.	593	6,582
*	Spectranetics Corp.	6,400	24,960
*	Spectrum Pharmaceuticals, Inc.	9,333	22,773
*	SRI/Surgical Express, Inc.	700	1,050
*	St. Jude Medical, Inc.	39,900	1,337,448
* #	STAAR Surgical Co.	8,750	7,569
* #	StemCells, Inc.	6,700	11,390
* #	Stereotaxis, Inc.	12,999	43,417
	Steris Corp.	18,324	441,608
*	Strategic Diagnostics, Inc.	7,636	8,094
#	Stryker Corp.	37,448	1,449,612
*	Sun Healthcare Group, Inc.	22,611	191,515
*	Sunrise Senior Living, Inc.	5,979	15,246
*	SuperGen, Inc.	8,900	17,889
* #	SurModics, Inc.	5,452	118,308
*	Symmetry Medical, Inc.	18,386	133,482
*	Synovis Life Technologies, Inc.	3,500	53,130
* #	Synta Pharmaceuticals Corp.	5,121	16,643
*	Targacept, Inc.	7,405	26,584
#	Techne Corp.	6,200	354,764
*	Telik, Inc.	7,795	5,067
* #	Tenet Healthcare Corp.	88,900	200,025
* #	The Medicines Co.	19,600	195,608
*	Theragenics Corp.	7,200	8,928
* #	Theravance, Inc.	18,757	268,788
*	Thermo Fisher Scientific, Inc.	75,680	2,654,854
*	Thoratec Corp.	15,200	441,712
*	Tomotherapy, Inc.	1,800	4,644
*	Torreypines Therapeutics, Inc.	2,600	468
*	Transcept Pharmaceuticals, Inc.	1,700	4,930
	Trimeris, Inc.	5,148	10,347

38

* #	Triple-S Management Corp.	6,300	80,766
*	U.S. Physical Therapy, Inc.	4,400	51,392
* #	United Therapeutics Corp.	4,300	270,083
	UnitedHealth Group, Inc.	180,055	4,234,894
	Universal Health Services, Inc.	19,406	978,062
*	Urologix, Inc.	800	680
*	Uroplasty, Inc.	2,100	1,470
	Utah Medical Products, Inc.	1,260	27,619
#	Valeant Pharmaceuticals International	25,802	432,442
* #	Vanda Pharmaceuticals, Inc.	1,200	1,212
*	Varian Medical Systems, Inc.	12,000	400,440
*	Varian, Inc.	12,894	425,760
*	Vascular Solutions, Inc.	3,000	20,250
* #	VCA Antech, Inc.	30,783	770,191
* #	Vertex Pharmaceuticals, Inc.	19,243	593,069
*	Vical, Inc.	14,110	35,980
*	ViroPharma, Inc.	22,393	126,073
*	Virtual Radiologic Corp.	100	916
*	Vital Images, Inc.	8,300	84,079
*	Vivus, Inc.	24,000	96,240
*	VNUS Medical Technologies, Inc.	5,000	110,750
* #	Volcano Corp.	16,030	211,436
* #	Waters Corp.	10,100	446,117
*	Watson Pharmaceuticals, Inc.	40,500	1,253,070
* #	WebMD Health Corp. Class A	4,048	104,479
*	WellPoint, Inc.	81,879	3,501,146
	West Pharmaceutical Services, Inc.	7,100	231,815
*	Wright Medical Group, Inc.	10,100	138,875
	Wyeth	141,295	5,990,908
*	XenoPort, Inc.	4,200	57,414
*	XOMA, Ltd.	400	216
	Young Innovations, Inc.	3,219	49,894
*	Zila, Inc.	159	51
*	Zimmer Holdings, Inc.	19,526	858,949
* #	Zoll Medical Corp.	7,700	123,816
*	Zymogenetics, Inc.	15,600	54,600
Total Health Care			183,593,454

Industrials — (9.9%)
*	3D Systems Corp.	6,834	47,906
	3M Co.	79,085	4,555,296
*	A. T. Cross Co. Class A	2,133	6,186
	A.O. Smith Corp.	11,561	359,431
	AAON, Inc.	6,932	135,035
*	AAR Corp.	20,967	315,973
	ABM Industries, Inc.	19,135	335,245
*	ACCO Brands Corp.	300	627
*	Accuride Corp.	6,300	2,331
	Aceto Corp.	13,166	94,137
*	Active Power, Inc.	1,800	1,028
#	Actuant Corp.	22,300	273,398
#	Acuity Brands, Inc.	12,255	352,209
	Administaff, Inc.	9,971	265,827
*	Aerosonic Corp.	400	880
* #	AeroVironment, Inc.	6,588	155,872

39

* #	AGCO Corp.	33,761	820,392
*	Air Transport Services Group, Inc.	6,300	4,093
	Aircastle, Ltd.	12,400	81,840
* #	AirTran Holdings, Inc.	55,100	382,945
	Alamo Group, Inc.	3,195	35,976
*	Alaska Air Group, Inc.	18,288	306,873
	Albany International Corp. Class A	8,418	78,119
	Alexander & Baldwin, Inc.	23,149	616,689
* #	Allegiant Travel Co.	4,610	239,904
* #	Alliant Techsystems, Inc.	5,150	410,197
*	Allied Defense Group, Inc.	3,200	12,896
*	Altra Holdings, Inc.	13,756	75,245
*	Amerco, Inc.	9,293	301,558
#	American Ecology Corp.	5,000	82,600
	American Railcar Industries, Inc.	6,930	63,202
*	American Reprographics Co.	13,754	88,713
	American Science & Engineering, Inc.	2,959	178,309
* #	American Superconductor Corp.	5,858	150,551
#	American Woodmark Corp.	7,131	147,612
#	Ameron International Corp.	4,904	290,170
#	Ametek, Inc.	13,700	441,277
	Ampco-Pittsburgh Corp.	3,068	74,736
*	AMR Corp.	77,400	368,424
*	AMREP Corp.	2,800	52,052
*	APAC Customer Services, Inc.	4,911	22,640
	Apogee Enterprises, Inc.	14,900	199,660
*	Applied Energetics, Inc.	8,900	3,204
	Applied Industrial Technologies, Inc.	20,611	463,747
	Applied Signal Technologies, Inc.	4,710	93,070
*	Argan, Inc.	2,479	32,995
*	Argon ST, Inc.	10,700	218,173
#	Arkansas Best Corp.	12,876	297,178
*	Arotech Corp.	901	811
* #	Astec Industries, Inc.	8,270	254,881
*	Astronics Corp.	2,187	24,210
*	Astronics Corp. Class B	221	2,387
*	Atlas Air Worldwide Holding, Inc.	7,146	189,726
*	Avalon Holding Corp. Class A	500	880
	Avery Dennison Corp.	27,490	790,063
*	Avis Budget Group, Inc.	11,859	24,785
*	Axsys Technologies, Inc.	2,804	117,516
* #	AZZ, Inc.	3,000	92,790
	B.F. Goodrich Co.	28,300	1,253,124
	Badger Meter, Inc.	5,984	233,137
* #	Baker (Michael) Corp.	3,300	110,880
#	Baldor Electric Co.	18,179	421,753
*	Baldwin Technology Co., Inc. Class A	2,800	3,276
	Barnes Group, Inc.	19,910	281,926
	Barrett Business Services, Inc.	4,562	45,620
* #	BE Aerospace, Inc.	29,751	321,013
* #	Beacon Roofing Supply, Inc.	16,241	258,232
#	Belden, Inc.	18,169	292,884
*	Blount International, Inc.	16,023	102,547
*	BlueLinx Holdings, Inc.	10,228	32,014
#	Boeing Co.	86,388	3,459,839

40

	Bowne & Co., Inc.	9,330	47,676
	Brady Co. Class A	20,674	435,601
*	Breeze-Eastern Corp.	1,100	9,086
#	Briggs & Stratton Corp.	26,540	394,915
*	BTU International, Inc.	1,432	5,356
#	Bucyrus International, Inc.	15,850	344,104
* #	Builders FirstSource, Inc.	11,550	38,231
	Burlington Northern Santa Fe Corp.	55,739	3,761,268
	C&D Technologies, Inc.	10,000	21,900
#	C.H. Robinson Worldwide, Inc.	18,500	983,460
	Carlisle Companies, Inc.	29,400	668,850
	Cascade Corp.	6,527	157,758
*	Casella Waste Systems, Inc. Class A	6,650	13,699
#	Caterpillar, Inc.	71,426	2,541,337
* #	CBIZ, Inc.	35,174	276,468
	CDI Corp.	8,355	99,842
*	CECO Environmental Corp.	2,600	9,230
*	Celadon Group, Inc.	10,524	71,984
*	Cenveo, Inc.	3,459	16,326
*	Ceradyne, Inc.	14,100	243,084
	Champion Industries, Inc.	2,818	4,255
*	Channell Commercial Corp.	921	101
*	Chart Industries, Inc.	6,497	89,854
	Chase Corp.	2,731	26,081
	Chicago Rivet & Machine Co.	39	481
	Cintas Corp.	34,700	890,402
	CIRCOR International, Inc.	7,225	185,899
#	CLAROC, Inc.	19,816	615,881
*	Clean Harbors, Inc.	5,000	250,500
*	Coleman Cable, Inc.	5,462	13,600
*	Columbus McKinnon Corp.	6,500	84,240
	Comfort Systems USA, Inc.	12,645	136,440
*	Commercial Vehicle Group, Inc.	5,100	4,896
	CompX International, Inc.	800	4,784
*	COMSYS IT Partners, Inc.	5,800	30,624
*	Consolidated Graphics, Inc.	3,500	67,970
* #	Continental Airlines, Inc.	64,900	682,748
#	Con-way, Inc.	22,081	547,167
#	Cooper Industries, Ltd.	39,300	1,288,647
*	Copart, Inc.	15,290	479,953
*	Cornell Companies, Inc.	7,472	135,841
	Corporate Executive Board Co.	6,309	109,020
* #	Corrections Corp. of America	40,300	569,439
* #	CoStar Group, Inc.	8,000	296,400
* #	Covanta Holding Corp.	23,100	325,941
*	CPI Aerostructures, Inc.	2,216	16,398
*	CRA International, Inc.	5,542	129,350
	Crane Co.	11,763	271,608
*	Crocs, Inc.	6,700	15,075
	CSX Corp.	55,351	1,637,836
	Cubic Corp.	8,227	236,197
#	Cummins, Inc.	47,805	1,625,370
#	Curtiss-Wright Corp.	15,808	505,382
#	Danaher Corp.	31,121	1,818,711
	Deere & Co.	49,764	2,053,263

41

*	Delta Air Lines, Inc.	116,800	720,656
	Deluxe Corp.	9,480	137,460
*	Devcon International Corp.	300	66
	Diamond Management & Technology Consultants, Inc.	9,500	26,600
*	Document Securities Systems, Inc.	1,200	2,292
*	Dollar Thrifty Automotive Group, Inc.	1,500	5,640
#	Donaldson Co., Inc.	8,487	279,986
*	Double Eagle Petroleum Co.	3,000	13,680
	Dover Corp.	48,275	1,485,905
	Ducommun, Inc.	5,471	94,758
*	DXP Enterprises, Inc.	3,400	45,152
*	Dynamex, Inc.	5,149	75,742
	Dynamic Materials Corp.	3,760	60,310
*	DynCorp International, Inc. Class A	19,035	290,284
#	Eagle Bulk Shipping, Inc.	9,600	62,592
	Eastern Co.	2,006	22,929
	Eaton Corp.	33,883	1,484,075
	Ecology & Environment, Inc. Class A	959	12,908
	Electro Rent Corp.	12,323	117,931
*	EMCOR Group, Inc.	25,700	534,303
#	Emerson Electric Co.	89,688	3,052,980
#	Encore Wire Corp.	11,540	252,034
* #	Ener1, Inc.	34,062	200,625
* #	Energy Conversion Devices, Inc.	8,200	150,716
*	Energy Focus, Inc.	1,404	1,165
* #	EnerNOC, Inc.	1,200	20,964
*	EnerSys	20,958	357,334
*	ENGlobal Corp.	7,130	41,140
	Ennis, Inc.	13,220	118,980
*	EnPro Industries, Inc.	8,433	134,591
*	Environmental Tectonics Corp.	871	784
	Equifax, Inc.	15,757	459,474
* #	ESCO Technologies, Inc.	7,600	316,008
	Espey Manufacturing & Electronics Corp.	1,389	21,196
*	Esterline Technologies Corp.	15,700	413,695
*	Evergreen Solar, Inc.	19,700	47,871
*	Exide Technologies	16,682	90,583
#	Expeditors International of Washington, Inc.	33,185	1,151,851
*	Exponent, Inc.	5,575	155,543
*	ExpressJet Holdings, Inc.	923	1,145
	EXX, Inc. Class A	1,100	275
#	Fastenal Co.	17,691	678,627
	Federal Signal Corp.	19,810	153,924
	FedEx Corp.	49,829	2,788,431
*	First Advantage Corp.	3,700	53,058
* #	First Solar, Inc.	9,400	1,760,526
*	Flanders Corp.	13,504	71,706
*	Flow International Corp.	6,628	12,063
	Flowserve Corp.	7,000	475,300
#	Fluor Corp.	21,550	816,099
* #	Fortune Industries, Inc.	700	497
	Forward Air Corp.	9,700	161,699
*	Foster Wheeler AG	10,900	234,677
	Franklin Electric Co., Inc.	8,300	196,627
	Freightcar America, Inc.	6,310	121,341

42

*	Frontier Airlines Holdings, Inc.	800	224
	Frozen Food Express Industries, Inc.	1,200	5,196
*	FTI Consulting, Inc.	11,700	642,096
*	Fuel Tech, Inc.	3,640	47,720
* #	FuelCell Energy, Inc.	15,000	47,700
*	Furmanite Corp.	9,894	39,180
	G & K Services, Inc. Class A	6,200	154,814
*	Gardner Denver Machinery, Inc.	26,090	694,516
#	GATX Corp.	24,900	749,739
#	Genco Shipping & Trading, Ltd.	7,300	139,430
*	Gencor Industries, Inc.	300	2,502
	GenCorp, Inc.	17,087	41,009
* #	General Cable Corp.	14,300	388,102
	General Dynamics Corp.	27,306	1,410,901
	General Electric Co.	1,149,240	14,537,886
*	Genesee & Wyoming, Inc.	10,375	311,250
* #	GeoEye, Inc.	8,400	209,076
*	GeoPetro Resources Co.	1,500	945
*	Global Cash Access, Inc.	21,791	132,271
*	GP Strategies Corp.	6,600	26,400
#	Graco, Inc.	11,300	266,567
* #	Graftech International, Ltd.	20,900	183,711
	Graham Corp.	2,500	31,250
	Granite Construction, Inc.	14,880	587,016
	Great Lakes Dredge & Dock Corp.	12,579	49,813
	Greenbrier Companies, Inc.	5,104	43,435
*	Griffon Corp.	31,524	273,313
	Hardinge, Inc.	3,558	17,078
#	Harsco Corp.	41,927	1,155,089
*	Hawaiian Holdings, Inc.	26,022	129,850
#	Healthcare Services Group, Inc.	12,891	230,491
#	Heartland Express, Inc.	29,200	436,540
#	HEICO Corp.	3,800	109,098
	HEICO Corp. Class A	8,922	222,604
#	Heidrick & Struggles International, Inc.	8,300	140,270
*	Henry Bros. Electronics, Inc.	465	3,195
*	Herley Industries, Inc.	2,810	29,055
	Herman Miller, Inc.	7,200	107,064
* #	Hertz Global Holdings, Inc.	53,473	363,616
* #	Hexcel Corp.	18,900	181,251
*	Hill International, Inc.	9,323	37,665
	Hi-Shear Technology Corp.	1,000	6,800
#	HNI Corp.	13,128	203,484
*	Hoku Scientific, Inc.	9,818	26,803
	Honeywell International, Inc.	87,300	2,724,633
	Horizon Lines, Inc. Class A	5,400	28,728
#	Houston Wire & Cable Co.	5,233	50,446
*	HQ Sustainable Maritime Industries, Inc.	4,481	41,808
* #	Hub Group, Inc. Class A	12,900	296,700
	Hubbell, Inc. Class A	1,107	34,871
	Hubbell, Inc. Class B	14,300	474,760
*	Hudson Highland Group, Inc.	8,160	13,382
*	Hurco Companies, Inc.	1,800	27,594
* #	Huron Consulting Group, Inc.	3,400	163,030
*	Huttig Building Products, Inc.	2,588	1,682

43

*	ICF International, Inc.	4,540	124,895
*	ICT Group, Inc.	5,662	40,087
#	IDEX Corp.	33,910	856,228
* #	IHS, Inc.	9,530	394,161
*	II-VI, Inc.	10,600	254,082
#	Illinois Tool Works, Inc.	47,777	1,567,086
#	Ingersoll-Rand Co., Ltd. Class A	123,961	2,698,631
*	InnerWorkings, Inc.	13,049	65,897
*	Innotrac Corp.	1,251	1,126
	Innovative Solutions & Support, Inc.	9,200	44,160
*	Insituform Technologies, Inc. Class A	10,700	164,031
	Insteel Industries, Inc.	9,228	68,749
* #	Integrated Electrical Services, Inc.	5,398	51,875
*	InterDigital, Inc.	7,806	205,454
*	Interline Brands, Inc.	15,900	206,064
	International Shipholding Corp.	2,001	42,021
*	Intersections, Inc.	5,807	19,105
	ITT Industries, Inc.	31,971	1,311,131
#	J.B. Hunt Transport Services, Inc.	12,900	362,748
*	Jacobs Engineering Group, Inc.	16,776	638,159
* #	JetBlue Airways Corp.	172,533	850,588
#	John Bean Technologies Corp.	2,744	30,239
	Joy Global, Inc.	9,306	237,303
*	Kadant, Inc.	4,600	56,764
	Kaman Corp. Class A	10,995	185,925
* #	Kansas City Southern	40,595	619,074
#	Kaydon Corp.	17,532	560,323
	KBR, Inc.	27,569	430,628
	Kelly Services, Inc. Class A	25,400	288,544
	Kelly Services, Inc. Class B	319	3,973
*	Kenexa Corp.	8,676	56,915
#	Kennametal, Inc.	37,499	766,855
*	Key Technology, Inc.	1,670	17,602
*	Kforce, Inc.	18,727	204,312
*	Kirby Corp.	20,678	638,123
#	Knight Transportation, Inc.	32,700	578,136
	Knoll, Inc.	13,006	92,082
*	Korn/Ferry International	22,700	240,393
*	K-Tron International, Inc.	664	53,399
* #	L.B. Foster Co. Class A	3,865	126,579
	L.S. Starrett Co. Class A	1,841	18,852
	L-3 Communications Holdings, Inc.	13,000	989,950
*	LaBarge, Inc.	10,022	82,682
*	Ladish Co., Inc.	8,664	65,586
#	Landstar System, Inc.	10,000	356,100
	Lawson Products, Inc.	2,944	33,797
*	Layne Christensen Co.	8,235	178,370
*	Learning Tree International, Inc.	5,412	44,487
*	LECG Corp.	7,283	21,194
#	Lennox International, Inc.	14,400	459,216
*	LGL Group, Inc.	300	1,149
#	Lincoln Electric Holdings, Inc.	22,100	984,113
#	Lindsay Corp.	2,000	77,820
*	LMI Aerospace, Inc.	4,600	30,314
#	Lockheed Martin Corp.	45,659	3,585,601

44

	LSI Industries, Inc.	17,359	97,384
*	Lydall, Inc.	234	1,004
*	M&F Worldwide Corp.	6,351	101,298
*	Mac-Gray Corp.	3,058	21,100
*	Magnetek, Inc.	5,000	8,750
* ●	MAIR Holdings, Inc. Escrow Shares	300	—
*	Manitex International, Inc.	2,000	1,640
#	Manpower, Inc.	28,710	1,237,114
*	Marten Transport, Ltd.	11,500	238,510
	Masco Corp.	137,200	1,215,592
	McGrath Rentcorp	12,898	272,664
* #	Media Sciences International, Inc.	520	203
*	Medialink Worldwide, Inc.	500	56
*	Medis Technologies, Ltd.	1,800	648
*	Merrimac Industries, Inc.	601	2,296
*	Metalline Mining Co.	600	156
	Met-Pro Corp.	8,586	87,491
* #	Mettler Toledo International, Inc.	7,700	474,551
*	MFRI, Inc.	2,100	10,689
* #	Microvision, Inc.	3,200	5,952
*	Middleby Corp.	5,055	221,257
*	Miller Industries, Inc.	3,946	31,568
#	Mine Safety Appliances Co.	13,420	330,803
*	Misonix, Inc.	700	1,610
*	Mobile Mini, Inc.	18,512	253,614
*	Modtech Holdings, Inc.	1,089	3
*	Monster Worldwide, Inc.	52,661	726,722
*	Moog, Inc. Class A	17,752	475,399
*	Moog, Inc. Class B	1,208	32,918
#	MSC Industrial Direct Co., Inc. Class A	7,673	313,442
	Mueller Industries, Inc.	16,972	372,875
	Mueller Water Products, Inc.	42,496	178,058
	Multi-Color Corp.	3,977	47,207
	NACCO Industries, Inc. Class A	2,775	106,144
*	Nashua Corp.	807	1,251
	National Technical Systems, Inc.	4,603	14,499
* #	Navigant Consulting, Inc.	18,022	265,104
* #	NCI Building Systems, Inc.	7,655	30,237
#	Nordson Corp.	11,650	422,662
#	Norfolk Southern Corp.	58,852	2,099,839
*	North America Galvanizing & Coatings, Inc.	7,600	35,340
	Northrop Grumman Corp.	53,773	2,599,925
*	Old Dominion Freight Line, Inc.	13,750	387,063
	Omega Flex, Inc.	3,648	56,398
*	On Assignment, Inc.	13,900	48,928
*	Orbital Sciences Corp.	22,895	353,957
*	Orion Marine Group, Inc.	6,200	92,876
	Oshkosh Truck Corp. Class B	23,900	229,440
*	Owens Corning, Inc.	68,000	1,217,200
*	P.A.M. Transportation Services, Inc.	3,500	18,620
#	Paccar, Inc.	29,418	1,042,574
	Pacer International, Inc.	10,978	46,547
	Pall Corp.	8,200	216,562
*	Paragon Technologies, Inc.	400	804
#	Parker Hannifin Corp.	32,060	1,453,921

45

*	Park-Ohio Holdings Corp.	6,029	28,035
*	Patrick Industries, Inc.	1,003	562
*	Patriot Transportation Holding, Inc.	853	58,891
	Pentair, Inc.	27,462	731,588
*	Perini Corp.	10,939	189,245
*	PGT, Inc.	5,900	12,685
*	Pike Electric Corp.	18,532	192,362
*	Pinnacle Airlines Corp.	9,721	20,220
#	Pitney Bowes, Inc.	15,232	373,793
*	Plug Power, Inc.	9,145	9,054
*	PMFG, Inc.	2,581	15,538
	Portec Rail Products, Inc.	2,768	22,144
*	Powell Industries, Inc.	4,500	161,955
*	Power-One, Inc.	16,644	20,139
	Precision Castparts Corp.	12,361	925,344
	Preformed Line Products Co.	1,549	57,468
* #	Protection One, Inc.	7,362	22,601
	Providence & Worcester Railroad Co.	595	6,843
*	Quality Distribution, Inc.	3,493	6,951
	Quanex Building Products Corp.	7,759	79,530
* #	Quanta Services, Inc.	36,915	839,078
#	Quixote Corp.	3,502	9,981
	R. R. Donnelley & Sons Co.	81,266	946,749
#	Raven Industries, Inc.	5,393	128,893
	Raytheon Co.	48,220	2,180,991
*	RBC Bearings, Inc.	7,465	138,103
*	RCM Technologies, Inc.	1,888	2,511
#	Regal-Beloit Corp.	13,126	533,309
*	Republic Airways Holdings, Inc.	7,510	53,772
	Republic Services, Inc.	54,866	1,152,186
*	Resources Connection, Inc.	17,704	346,113
	Robbins & Myers, Inc.	10,331	195,772
#	Robert Half International, Inc.	25,059	601,917
#	Rockwell Automation, Inc.	9,700	306,423
#	Rockwell Collins, Inc.	15,540	595,959
#	Rollins, Inc.	20,375	366,750
	Roper Industries, Inc.	23,814	1,085,680
*	Rush Enterprises, Inc. Class A	12,700	167,132
*	Rush Enterprises, Inc. Class B	2,881	32,037
	Ryder System, Inc.	26,300	728,247
*	Saia, Inc.	200	2,612
	Schawk, Inc.	13,395	96,310
* #	School Specialty, Inc.	8,838	165,889
	Servidyne, Inc.	115	260
	Servotronics, Inc.	389	4,049
*	Shaw Group, Inc.	12,616	423,014
*	SIFCO Industries, Inc.	610	4,850
	Simpson Manufacturing Co., Inc.	16,261	361,970
	SkyWest, Inc.	46,330	557,813
*	SL Industries, Inc.	4,724	35,666
	Southwest Airlines Co.	267,588	1,867,764
*	Sparton Corp.	1,025	1,384
*	Spherion Corp.	1,700	6,103
*	Spherix, Inc.	800	840
* #	Spire Corp.	3,300	23,067

46

	SPX Corp.	7,600	350,892
*	Standard Parking Corp.	6,550	99,822
#	Standard Register Co.	7,033	36,712
	Standex International Corp.	6,250	86,688
*	Stanley, Inc.	9,500	244,910
	Steelcase, Inc. Class A	34,810	157,689
*	Stericycle, Inc.	14,005	659,355
*	Sterling Construction Co., Inc.	5,376	100,908
#	Sun Hydraulics, Inc.	4,529	81,975
	Supreme Industries, Inc.	2,169	2,820
	Sypris Solutions, Inc.	5,100	3,876
#	TAL International Group, Inc.	13,396	128,334
* #	Taleo Corp. Class A	5,000	60,050
*	Taser International, Inc.	21,105	101,304
*	Team, Inc.	2,700	38,799
	Tech/Ops Sevcon, Inc.	613	1,214
	Technology Research Corp.	800	1,572
	Tecumseh Products Co. Class A	5,400	55,134
*	Tecumseh Products Co. Class B	1,327	14,358
*	Teledyne Technologies, Inc.	13,369	426,872
	Teleflex, Inc.	20,018	860,374
*	TeleTech Holdings, Inc.	20,680	274,424
#	Tennant Co.	9,300	138,291
* #	Terex Corp.	32,900	454,020
*	Tetra Tech, Inc.	16,305	400,451
#	Textron, Inc.	15,400	165,242
*	The Advisory Board Co.	4,300	80,152
	The Brink’s Co.	22,300	632,205
	The Dun & Bradstreet Corp.	5,300	431,420
*	The GEO Group, Inc.	19,165	318,714
	The Gorman-Rupp Co.	6,195	131,954
#	The Manitowoc Co., Inc.	10,400	61,880
*	Thomas & Betts Corp.	27,800	865,136
*	Thomas Group, Inc.	791	593
	Timken Co.	49,256	792,036
	Titan International, Inc.	8,875	53,694
*	Titan Machinery, Inc.	1,300	13,169
	Todd Shipyards Corp.	2,138	29,462
#	Toro Co.	13,934	423,315
*	Trailer Bridge, Inc.	3,541	10,269
*	TransDigm Group, Inc.	19,775	694,894
*	TRC Companies, Inc.	8,126	21,696
	Tredegar Industries, Inc.	12,571	220,998
* #	Trex Co., Inc.	5,700	62,415
#	Trinity Industries, Inc.	35,300	515,733
	Triumph Group, Inc.	9,248	382,220
*	TRM Corp.	700	70
*	TrueBlue, Inc.	16,828	163,400
*	Tufco Technologies, Inc.	510	2,081
	Twin Disc, Inc.	8,900	60,698
*	U.S. Home Systems, Inc.	900	1,863
* #	UAL Corp.	49,619	244,125
*	Ultralife Corp.	5,179	37,030
	Union Pacific Corp.	77,809	3,823,534
#	United Parcel Service, Inc.	72,337	3,786,119

47

*	United Rentals, Inc.	22,700	137,562
*	United Stationers, Inc.	11,700	382,941
	United Technologies Corp.	87,829	4,289,568
	Universal Forest Products, Inc.	9,455	317,310
*	Universal Security Instruments, Inc.	266	1,131
	Universal Truckload Services, Inc.	5,256	64,754
*	UQM Technologies, Inc.	1,100	1,716
*	URS Corp.	32,769	1,443,802
*	US Airways Group, Inc.	37,590	142,466
*	USA Truck, Inc.	5,798	81,520
* #	USG Corp.	26,700	396,762
	Valmont Industries, Inc.	9,900	631,422
	Valpey Fisher Corp.	783	900
*	Versar, Inc.	3,338	8,278
	Viad Corp.	10,292	196,371
	Vicor Corp.	11,100	59,607
*	Volt Information Sciences, Inc.	7,450	53,491
	VSE Corp.	1,800	53,802
#	W.W. Grainger, Inc.	7,100	595,548
	Wabash National Corp.	13,700	17,125
#	Wabtec Corp.	17,400	663,636
	Walter Energy, Inc.	8,120	185,136
*	Waste Connections, Inc.	18,115	467,005
	Waste Management, Inc.	49,940	1,331,900
*	Waste Services, Inc.	3,800	20,520
#	Watsco, Inc. Class A	7,630	327,709
	Watsco, Inc. Class B	800	34,448
	Watson Wyatt Worldwide, Inc.	14,920	791,506
#	Watts Water Technologies, Inc.	15,900	353,934
*	WCA Waste Corp.	5,500	11,275
	Werner Enterprises, Inc.	35,809	585,477
*	WESCO International, Inc.	12,010	312,260
*	Willdan Group, Inc.	2,050	2,870
*	Willis Lease Finance Corp.	2,883	32,866
	Woodward Governor Co.	24,915	497,303
* #	YRC Worldwide, Inc.	10,800	32,724
Total Industrials			185,218,582

Information Technology — (13.4%)
*	3Com Corp.	309,850	1,254,893
*	3PAR, Inc.	3,300	25,278
* #	Acacia Research	8,076	34,969
*	Accenture, Ltd. Class A	35,300	1,038,879
*	Access Integrated Technologies, Inc.	4,202	4,370
*	ACI Worldwide, Inc.	12,655	218,552
*	Acme Packet, Inc.	15,899	122,581
*	Actel Corp.	11,153	137,963
*	ActivIdentity Corp.	11,364	24,433
* #	Activision Blizzard, Inc.	156,118	1,681,391
*	Actuate Corp.	17,958	66,445
	Acxiom Corp.	42,161	406,854
*	Adaptec, Inc.	61,020	174,517
* #	ADC Telecommunications, Inc.	33,170	244,131
*	ADDvantage Technologies Group, Inc.	600	990
*	Adept Technology, Inc.	1,000	3,540

48

* #	Adobe Systems, Inc.	61,792	1,690,011
	Adtran, Inc.	19,023	402,336
*	Advanced Analogic Technologies, Inc.	13,433	64,478
*	Advanced Energy Industries, Inc.	17,610	148,452
*	Advanced Micro Devices, Inc.	242,800	876,508
*	Advanced Photonix, Inc.	908	554
*	Advent Software, Inc.	9,039	300,456
*	Aehr Test Systems	2,798	2,882
*	Aetrium, Inc.	1,000	1,310
*	Affiliated Computer Services, Inc. Class A	27,400	1,325,612
* #	Agilent Technologies, Inc.	39,390	719,261
	Agilysys, Inc.	3,200	19,296
*	Airspan Networks, Inc.	8,300	830
* #	Airvana, Inc.	21,200	120,628
*	Akamai Technologies, Inc.	8,300	182,766
* #	Alliance Data Systems Corp.	6,900	288,903
#	Altera Corp.	28,400	463,204
*	Amdocs, Ltd.	47,100	985,803
*	American Commercial Lines, Inc.	10,400	51,792
	American Software, Inc. Class A	11,887	65,973
* #	Amkor Technology, Inc.	42,800	184,468
#	Amphenol Corp.	22,058	746,443
*	Amtech Systems, Inc.	2,100	8,799
*	Anadigics, Inc.	15,800	47,716
#	Analog Devices, Inc.	33,220	706,922
*	Analysts International Corp.	740	465
*	Anaren, Inc.	6,581	85,619
* #	Anixter International, Inc.	17,000	676,260
* #	Ansys, Inc.	20,200	557,924
* #	Apple, Inc.	96,724	12,170,781
	Applied Materials, Inc.	122,543	1,496,250
*	Applied Micro Circuits Corp.	33,651	183,398
*	Ariba, Inc.	32,022	307,731
*	Arris Group, Inc.	60,047	640,701
*	Arrow Electronics, Inc.	49,680	1,129,723
*	Art Technology Group, Inc.	29,550	92,787
*	Aruba Networks, Inc.	22,558	105,797
*	Aspen Technology, Inc.	19,100	148,216
	Astro-Med, Inc.	1,306	7,196
*	Asyst Technologies, Inc.	13,549	583
* #	Atheros Communications	22,580	388,828
	Atlantic Tele-Network, Inc.	6,772	149,526
*	Atmel Corp.	168,185	645,830
* #	ATMI, Inc.	11,921	188,233
*	Authentidate Holding Corp.	952	438
*	Autobytel, Inc.	9,395	5,073
*	Autodesk, Inc.	35,200	701,888
#	Automatic Data Processing, Inc.	58,470	2,058,144
*	Avid Technology, Inc.	17,380	192,397
*	Aviza Technology, Inc.	2,200	286
*	Avnet, Inc.	44,100	965,349
*	Avocent Corp.	34,892	503,840
	AVX Corp.	91,360	914,514
*	Aware, Inc.	8,951	21,035
*	Axcelis Technologies, Inc.	9,824	4,617

49

*	AXT, Inc.	12,067	10,257
* #	Bankrate, Inc.	6,553	163,825
	Bel Fuse, Inc. Class A	1,700	24,650
	Bel Fuse, Inc. Class B	4,851	78,489
*	Bell Microproducts, Inc.	5,700	4,503
*	Benchmark Electronics, Inc.	33,944	411,741
*	BigBand Networks, Inc.	22,238	130,315
#	Black Box Corp.	14,200	388,654
#	Blackbaud, Inc.	13,623	207,342
* #	Blackboard, Inc.	5,200	176,956
*	Blue Coat Systems, Inc.	17,433	231,162
* #	BMC Software, Inc.	23,185	803,824
*	Borland Software Corp.	4,044	3,073
*	Bottomline Technologies, Inc.	9,203	72,244
*	Brightpoint, Inc.	31,335	163,255
*	Broadcom Corp.	51,965	1,205,068
	Broadridge Financial Solutions, Inc.	52,667	1,019,106
*	Brocade Communications Systems, Inc.	158,575	916,564
*	Brooks Automation, Inc.	12,953	80,568
*	BSQUARE Corp.	2,962	6,961
	CA, Inc.	60,200	1,038,450
*	Cabot Microelectronics Corp.	8,811	253,845
*	CACI International, Inc. Class A	13,500	533,925
* #	Cadence Design Systems, Inc.	53,300	297,414
*	CalAmp Corp.	4,036	3,229
*	California Micro Devices Corp.	6,600	18,546
*	Callidus Software, Inc.	8,938	28,870
*	CallWave, Inc.	4,835	4,110
*	Cascade Microtech, Inc.	3,830	12,639
	Cass Information Systems, Inc.	3,522	118,797
*	Catapult Communications Corp.	5,717	42,249
*	Cavium Networks, Inc.	4,100	51,578
*	CEVA, Inc.	8,900	73,425
*	Checkpoint Systems, Inc.	19,200	233,280
*	Chordiant Software, Inc.	14,222	45,510
*	Chyron International Corp.	2,207	3,708
*	Ciber, Inc.	1,300	4,199
* #	Ciena Corp.	35,842	428,312
*	Cirrus Logic, Inc.	31,900	148,335
*	Cisco Sytems, Inc.	711,634	13,748,769
* #	Citrix Systems, Inc.	29,200	833,076
*	Cogent, Inc.	35,855	406,596
	Cognex Corp.	17,237	242,525
*	Cognizant Technology Solutions Corp.	23,634	585,887
*	Coherent, Inc.	13,150	249,850
	Cohu, Inc.	11,168	109,000
*	Comarco, Inc.	900	1,458
* #	CommScope, Inc.	28,361	711,861
	Communications Systems, Inc.	6,955	58,144
* #	CommVault Systems, Inc.	5,595	69,658
*	Computer Sciences Corp.	57,810	2,136,658
*	Compuware Corp.	79,165	592,154
*	Comtech Telecommunications Corp.	9,662	323,387
*	Comverge, Inc.	5,700	43,719
*	Concur Technologies, Inc.	10,321	279,389

50

* #	Conexant Systems, Inc.	5,700	7,695
*	Constant Contact, Inc.	2,300	36,639
* #	Convera Corp.	8,100	2,130
*	Convergys Corp.	53,496	540,845
	Corning, Inc.	123,700	1,808,494
*	CPI International, Inc.	6,915	75,719
*	Cray, Inc.	11,274	47,351
* #	Cree, Inc.	44,488	1,218,526
*	CSG Systems International, Inc.	9,244	134,038
*	CSP, Inc.	709	2,120
	CTS Corp.	1,000	6,070
*	CyberOptics Corp.	2,261	10,514
* #	CyberSource Corp.	20,443	298,672
*	Cymer, Inc.	12,478	354,500
*	Cypress Semiconductor Corp.	46,568	369,284
#	Daktronics, Inc.	11,800	106,672
* #	Data Domain, Inc.	12,594	208,809
*	Datalink Corp.	1,844	6,122
	Dataram Corp.	1,100	1,452
*	DDi Corp.	7,960	27,064
*	DealerTrack Holdings, Inc.	19,869	301,611
*	Dell, Inc.	215,060	2,498,997
*	Deltek, Inc.	900	3,708
*	DemandTec, Inc.	1,500	10,830
	Diebold, Inc.	13,600	359,448
*	Digi International, Inc.	10,920	79,388
*	Digimarc Corp.	2,426	24,163
*	Digital River, Inc.	14,200	545,564
* #	Diodes, Inc.	7,910	117,701
*	Ditech Networks, Inc.	1,700	1,666
*	DivX, Inc.	2,080	10,670
*	Dolby Laboratories, Inc.	8,680	348,328
*	Dot Hill Systems Corp.	8,221	6,330
*	Double-Take Software, Inc.	7,528	61,127
*	DSP Group, Inc.	14,087	88,607
* #	DST Systems, Inc.	18,304	662,056
*	DTS, Inc.	6,666	177,649
*	Dycom Industries, Inc.	14,430	121,501
*	Dynamics Research Corp.	3,547	29,263
* #	EarthLink, Inc.	33,745	255,787
* #	eBay, Inc.	165,701	2,729,095
* #	Ebix, Inc.	2,100	58,380
* #	Echelon Corp.	14,669	116,765
*	Echostar Holding Corp.	14,134	223,600
*	EDCI Holdings, Inc.	1,303	6,059
*	EDGAR Online, Inc.	1,100	1,188
*	Edgewater Technology, Inc.	2,700	6,453
*	EFJohnson Technologies, Inc.	4,312	2,760
*	Elecsys Corp.	58	203
*	Electro Scientific Industries, Inc.	5,792	49,811
*	Electroglas, Inc.	1,231	26
* #	Electronic Arts, Inc.	49,134	999,877
*	Electronics for Imaging, Inc.	25,858	253,926
*	Elixir Gaming Technologies, Inc.	17,000	1,870
*	eLoyalty Corp.	500	3,500

51

*	EMC Corp.	134,900	1,690,297
* #	EMCORE Corp.	12,411	15,390
*	EMS Technologies, Inc.	6,300	120,015
*	Emulex Corp.	41,063	429,930
*	Endwave Corp.	2,100	5,796
*	Entegris, Inc.	26,365	39,020
*	Entorian Technologies, Inc.	8,400	2,268
*	Entrust, Inc.	14,615	28,499
*	Epicor Software Corp.	19,179	105,868
*	EPIQ Systems, Inc.	12,950	200,337
*	ePlus, Inc.	100	1,199
* #	Equinix, Inc.	14,320	1,005,694
*	Euronet Worldwide, Inc.	17,123	277,050
*	Evans & Sutherland Computer Corp.	400	264
*	Exar Corp.	15,100	92,865
*	Extreme Networks, Inc.	19,597	34,491
* #	F5 Networks, Inc.	29,142	794,702
#	FactSet Research Systems, Inc.	9,300	498,387
#	Fair Isaac Corp.	24,076	404,958
*	Fairchild Semiconductor Corp. Class A	45,283	278,943
*	FalconStor Software, Inc.	6,100	22,570
*	Faro Technologies, Inc.	8,990	136,288
*	FEI Co.	19,111	328,327
	Fidelity National Information Services, Inc.	69,616	1,242,646
*	Finisar Corp.	5,800	3,828
*	Fiserv, Inc.	35,976	1,342,624
*	FLIR Systems, Inc.	21,376	474,120
*	FormFactor, Inc.	20,620	359,407
*	Forrester Research, Inc.	7,277	184,909
*	FortuNet, Inc.	2,292	7,518
	Frequency Electronics, Inc.	2,200	7,304
*	FSI International, Inc.	3,139	1,538
* #	Gartner Group, Inc.	22,800	308,028
*	Gerber Scientific, Inc.	7,754	30,628
	Gevity HR, Inc.	7,100	28,116
*	GigOptix, Inc.	87	154
	Global Payments, Inc.	10,500	336,630
*	Globecomm Systems, Inc.	10,627	72,264
*	Glu Mobile, Inc.	500	288
*	Goldleaf Financial Solutions, Inc.	4,443	3,243
*	Google, Inc.	26,997	10,690,002
*	GSE Systems, Inc.	2,084	10,462
*	GSI Technology, Inc.	10,255	31,688
*	GTSI Corp.	1,900	8,550
*	Guidance Software, Inc.	3,598	13,241
*	Hackett Group, Inc.	16,818	37,841
*	Harmonic, Inc.	30,644	224,621
	Harris Corp.	11,550	353,199
*	Harris Stratex Networks, Inc. Class A	10,526	42,315
*	Hauppauge Digital, Inc.	1,000	1,315
	Heartland Payment Systems, Inc.	5,182	41,663
* #	Hewitt Associates, Inc. Class A	15,100	473,536
	Hewlett-Packard Co.	277,599	9,988,012
*	Hittite Microwave Corp.	7,700	286,132
*	Hughes Communications, Inc.	4,981	95,486

52

* #	Hutchinson Technology, Inc.	8,289	15,915
*	Hypercom Corp.	17,183	18,558
*	I.D. Systems, Inc.	3,032	11,916
* #	i2 Technologies, Inc.	6,006	53,574
*	IAC/InterActiveCorp	63,530	1,017,751
*	iBasis, Inc.	3,249	3,411
	iGATE Corp.	15,881	60,189
* #	iGo, Inc.	5,999	4,492
*	Ikanos Communications, Inc.	9,600	14,112
*	I-many, Inc.	5,833	2,333
	Imation Corp.	16,636	166,360
	Imergent, Inc.	2,800	19,208
*	Immersion Corp.	9,914	41,341
*	InFocus Corp.	5,200	4,992
*	infoGROUP, Inc.	26,141	105,871
* #	Informatica Corp.	21,330	339,147
	InfoSpace, Inc.	18,094	119,963
*	Ingram Micro, Inc.	86,310	1,253,221
*	Innodata Isogen, Inc.	7,155	30,266
* #	Insight Enterprises, Inc.	37,007	211,680
	Integral Systems, Inc.	5,502	36,478
*	Integrated Device Technology, Inc.	86,566	470,053
*	Integrated Silicon Solution, Inc.	9,378	21,007
#	Intel Corp.	541,492	8,544,744
*	Intelli-Check, Inc.	840	1,084
*	Interactive Intelligence, Inc.	5,058	55,638
*	Intermec, Inc.	19,338	233,603
*	Internap Network Services Corp.	16,187	45,000
	International Business Machines Corp.	112,730	11,634,863
*	International Rectifier Corp.	37,017	624,847
*	Internet Brands, Inc.	3,500	21,455
*	Internet Capital Group, Inc.	14,047	76,275
*	Interphase Corp.	700	3,150
	Intersil Corp.	44,800	519,680
*	Intest Corp.	1,100	231
*	Intevac, Inc.	9,600	66,144
*	IntriCon Corp.	1,974	6,001
*	Intuit, Inc.	38,100	881,253
*	INX, Inc.	1,400	4,830
*	iPass, Inc.	17,600	20,064
*	iPCS, Inc.	5,890	85,523
*	IPG Photonics Corp.	16,850	188,215
*	Iron Mountain, Inc.	25,264	719,771
*	Isilon Systems, Inc.	20,541	52,790
*	Iteris, Inc.	3,700	4,329
* #	Itron, Inc.	12,400	570,400
*	Ixia	31,269	180,109
	IXYS Corp.	16,609	158,450
*	j2 Global Communications, Inc.	11,120	266,769
#	Jabil Circuit, Inc.	107,500	870,750
	Jack Henry & Associates, Inc.	30,021	540,978
*	Jaco Electronics, Inc.	600	474
*	JDA Software Group, Inc.	16,423	231,729
*	JDS Uniphase Corp.	78,753	363,051
* #	Juniper Networks, Inc.	49,500	1,071,675

53

	Keithley Instruments, Inc.	6,065	20,985
* #	Kemet Corp.	1,900	1,520
*	Key Tronic Corp.	1,100	1,595
*	Keynote Systems, Inc.	6,220	47,956
#	KLA-Tencor Corp.	41,000	1,137,340
*	Kopin Corp.	16,500	45,375
*	Kowabunga!, Inc.	7,945	1,192
*	Kratos Defense & Security Solutions, Inc.	12,914	10,202
* #	Kulicke & Soffa Industries, Inc.	20,200	80,800
*	KVH Industries, Inc.	5,691	31,301
* #	L-1 Identity Solutions, Inc.	69,994	512,356
* #	Lam Research Corp.	10,600	295,528
*	LaserCard Corp.	3,582	13,433
*	Lattice Semiconductor Corp.	1,272	2,213
* #	Lawson Software, Inc.	64,026	345,100
*	Leadis Technolgies, Inc.	2,600	1,612
*	LeCroy Corp.	4,000	13,000
	Lender Processing Services, Inc.	14,468	414,653
* #	Lexmark International, Inc.	28,606	561,250
*	Limelight Networks, Inc.	2,200	10,780
	Linear Technology Corp.	14,500	315,810
*	Lionbridge Technologies, Inc.	19,371	26,151
*	Littlefuse, Inc.	10,556	173,013
*	Livewire Mobile, Inc.	1,800	270
*	Logility, Inc.	4,455	23,211
*	LoJack Corp.	8,633	29,525
*	LookSmart, Ltd.	6,301	7,876
*	Loral Space & Communications, Inc.	6,400	149,440
*	LSI Corp.	282,358	1,084,255
*	LTX-Credence Corp.	8,597	4,213
*	Luna Innovations, Inc.	600	444
*	Macrovision Solutions Corp.	53,141	1,074,511
*	Magma Design Automation, Inc.	2,900	5,162
*	Management Network Group, Inc.	5,230	1,621
* #	Manhattan Associates, Inc.	14,388	239,129
*	ManTech International Corp. Class A	8,800	318,472
	Marchex, Inc. Class B	8,700	39,324
*	Mastec, Inc.	29,040	363,290
*	Mastech Holdings, Inc.	925	1,739
*	Mattson Technology, Inc.	15,451	17,769
#	Maximus, Inc.	11,400	459,762
*	Maxwell Technologies, Inc.	6,478	66,335
*	McAfee, Inc.	24,200	908,468
*	Measurement Specialties, Inc.	4,297	29,177
*	MEMC Electronic Materials, Inc.	25,916	419,839
*	Mentor Graphics Corp.	32,164	216,142
*	Mercury Computer Systems, Inc.	7,900	64,148
*	Merix Corp.	400	248
	Mesa Laboratories, Inc.	900	18,000
*	Metavante Technologies, Inc.	21,904	516,715
	Methode Electronics, Inc.	14,800	89,096
#	Micrel, Inc.	24,802	186,015
	Microchip Technology, Inc.	18,669	429,387
* #	Micron Technology, Inc.	229,589	1,120,394
* #	Micros Systems, Inc.	31,708	665,234

54

* #	Microsemi Corp.	29,345	393,810
	Microsoft Corp.	762,900	15,456,354
*	MicroStrategy, Inc.	2,290	89,104
*	Microtune, Inc.	18,580	38,832
*	Midway Games, Inc.	2,872	210
*	Mindspeed Technologies, Inc.	1,549	3,284
*	MIPS Technologies, Inc.	15,400	51,128
*	MIVA, Inc.	3,000	1,019
*	MKS Instruments, Inc.	12,710	198,912
	Mocon, Inc.	2,858	27,923
*	ModusLink Global Solutions, Inc.	17,420	64,454
#	Molex, Inc.	14,500	241,715
	Molex, Inc. Class A	31,500	481,635
*	MoneyGram International, Inc.	14,600	22,192
*	Monolithic Power Systems, Inc.	7,078	130,943
*	MoSys, Inc.	10,000	14,000
	Motorola, Inc.	398,339	2,202,815
*	MPS Group, Inc.	16,120	129,605
*	MRV Communications, Inc.	15,600	7,176
*	MSC.Software Corp.	24,751	151,971
	MTS Systems Corp.	6,908	145,966
*	Multi-Fineline Electronix, Inc.	12,423	249,330
*	Nanometrics, Inc.	4,350	8,787
*	Napco Security Technologies, Inc.	6,999	9,309
#	National Instruments Corp.	21,826	481,045
#	National Semiconductor Corp.	36,600	452,742
* #	NCI, Inc.	1,940	47,258
*	NCR Corp.	56,097	569,385
* #	NetApp, Inc.	51,614	944,536
*	NETGEAR, Inc.	19,292	308,865
* #	NetLogic Microsystems, Inc.	7,800	254,202
*	NetScout Systems, Inc.	13,852	124,529
*	Network Engines, Inc.	4,876	3,462
*	Network Equipment Technologies, Inc.	13,081	51,408
* #	Neutral Tandem, Inc.	2,700	77,220
*	Newport Corp.	8,365	41,741
	NIC, Inc.	15,586	84,164
*	Novatel Wireless, Inc.	12,900	88,365
*	Novell, Inc.	175,585	660,200
*	Novellus Systems, Inc.	46,600	841,596
*	Nu Horizons Electronics Corp.	4,400	12,276
*	Nuance Communications, Inc.	46,200	616,770
*	NumereX Corp. Class A	2,142	8,547
* #	Nvidia Corp.	32,954	378,312
	O.I. Corp.	876	6,855
* #	Oclaro, Inc.	9,500	9,405
*	Oculus Innovative Sciences, Inc.	200	218
* #	Omniture, Inc.	26,658	328,427
*	OmniVision Technologies, Inc.	22,000	209,220
*	ON Semiconductor Corp.	82,402	446,619
*	On2 Technologies, Inc.	3,200	1,024
*	Online Resources Corp.	11,280	48,391
*	Onvia, Inc.	2,442	9,402
	Openwave Systems, Inc.	10,609	12,731
*	Oplink Communications, Inc.	10,000	110,400

55

*	OPNET Technologies, Inc.	6,700	57,620
*	OpNext, Inc.	2,600	6,578
*	Optical Cable Corp.	100	278
	Oracle Corp.	534,535	10,337,907
* #	Orbcomm, Inc.	12,768	16,343
*	Orthovita, Inc.	15,510	45,599
*	OSI Systems, Inc.	9,300	174,375
*	Overland Storage, Inc.	1,300	884
*	OYO Geospace Corp.	1,381	21,958
* #	Palm, Inc.	38,318	401,956
*	PAR Technology Corp.	3,096	16,192
*	Parametric Technology Corp.	27,980	311,977
	Park Electrochemical Corp.	8,200	168,920
* #	ParkerVision, Inc.	3,332	9,330
#	Paychex, Inc.	38,954	1,052,148
*	PC Connection, Inc.	7,926	39,234
	PC-Tel, Inc.	12,027	58,571
*	PDF Solutions, Inc.	6,302	11,281
	Pegasystems, Inc.	13,388	233,888
*	Perceptron, Inc.	2,200	7,942
*	Perficient, Inc.	14,546	101,386
*	Performance Technologies, Inc.	3,800	10,526
*	Pericom Semiconductor Corp.	12,286	109,468
*	Perot Systems Corp.	58,702	825,350
*	Pervasive Software, Inc.	5,590	27,447
*	Phoenix Technologies, Ltd.	5,820	16,587
*	Photronics, Inc.	3,450	5,762
*	Physicians Formula Holdings, Inc.	4,966	12,167
*	Pinnacle Data Systems, Inc.	100	52
*	Planar Systems, Inc.	1,600	1,504
	Plantronics, Inc.	24,360	310,346
*	PLATO Learning, Inc.	3,814	11,289
*	Plexus Corp.	18,182	402,731
*	PLX Technology, Inc.	8,100	27,459
* #	PMC-Sierra, Inc.	74,900	593,208
* #	Polycom, Inc.	32,000	596,480
	Power Integrations, Inc.	8,500	181,050
*	Presstek, Inc.	15,222	29,378
* ●	Price Communications Liquidation Trust	5,700	779
*	Procera Networks, Inc.	1,428	1,342
*	Progress Software Corp.	13,547	287,061
*	PROS Holdings, Inc.	100	646
	QAD, Inc.	11,045	29,380
* #	QLogic Corp.	49,800	706,164
#	QUALCOMM, Inc.	176,700	7,477,944
#	Quality Systems, Inc.	6,180	331,372
	Qualstar Corp.	3,967	9,441
*	Quantum Corp.	9,700	10,185
*	Quest Software, Inc.	39,060	567,542
*	QuickLogic Corp.	5,175	7,866
*	Rackable Systems, Inc.	7,100	32,376
*	Radiant Systems, Inc.	7,700	56,749
*	RadiSys Corp.	10,400	74,568
*	RAE Systems, Inc.	7,500	5,850
* #	Rambus, Inc.	19,430	232,771

56

*	Ramtron International Corp.	6,224	7,780
*	RealNetworks, Inc.	65,193	160,375
*	Red Hat, Inc.	30,700	530,189
*	Relm Wireless Corp.	1,300	1,079
	Renaissance Learning, Inc.	6,708	64,397
* #	RF Micro Devices, Inc.	14,147	29,850
*	RF Monolithics, Inc.	3,000	1,020
	Richardson Electronics, Ltd.	4,326	15,487
*	RightNow Technologies, Inc.	6,211	46,893
*	Rimage Corp.	4,568	67,241
*	Riverbed Technology, Inc.	2,890	52,945
*	Rofin-Sinar Technologies, Inc.	11,800	251,458
*	Rogers Corp.	8,164	207,774
*	Rudolph Technologies, Inc.	10,081	52,724
*	S1 Corp.	34,738	215,376
* #	Saba Software, Inc.	6,004	13,869
* #	Salesforce.com, Inc.	10,900	466,629
*	Sandisk Corp.	36,370	571,736
*	Sanmina-SCI Corp.	59,900	33,544
*	Sapient Corp.	45,368	232,738
*	SAVVIS, Inc.	18,634	212,055
* #	ScanSource, Inc.	10,959	270,797
*	Scientific Learning Corp.	3,436	7,559
*	SCM Microsystems, Inc.	3,023	7,165
*	SeaChange International, Inc.	16,408	102,878
*	Selectica, Inc.	1,800	774
*	Semitool, Inc.	13,255	62,961
*	Semtech Corp.	22,518	324,710
* #	Sigma Designs, Inc.	10,448	134,988
*	Silicon Image, Inc.	32,081	87,260
* #	Silicon Laboratories, Inc.	14,800	492,248
*	Silicon Storage Technology, Inc.	35,050	64,843
*	SiRF Technology Holdings, Inc.	12,740	35,417
* #	Skyworks Solutions, Inc.	81,501	720,469
*	Smart Modular Technologies (WWH), Inc.	2,400	5,904
*	Smith Micro Software, Inc.	13,700	117,820
*	Soapstone Networks, Inc.	6,025	22,232
*	SoftBrands, Inc.	3,200	800
*	Solera Holdings, Inc.	3,810	86,944
*	Sonic Foundry, Inc.	1,590	1,129
*	Sonic Solutions, Inc.	4,269	9,392
*	SonicWALL, Inc.	27,660	150,194
*	Sonus Networks, Inc.	80,798	139,781
*	Sourcefire, Inc.	5,300	57,399
*	SourceForge, Inc.	4,939	4,717
*	Spansion, Inc.	4,000	640
*	Spectrum Control, Inc.	2,700	19,089
*	SPSS, Inc.	8,601	265,771
*	SRA International, Inc.	18,595	286,177
*	SRS Labs, Inc.	4,682	26,594
*	Standard Microsystems Corp.	11,204	177,695
*	Starent Networks Corp.	4,800	94,704
	StarTek, Inc.	4,110	16,933
* #	STEC, Inc.	18,157	174,307
* #	Stratasys, Inc.	9,500	88,920

57

*	SumTotal Systems, Inc.	11,600	44,660
*	Sun Microsystems, Inc.	73,962	677,492
*	Sunair Electronics, Inc.	400	836
*	SunPower Corp.	6,863	174,046
* #	SunPower Corp. Class A	3,100	84,878
*	Super Micro Computer, Inc.	1,300	6,786
*	Supertex, Inc.	4,853	124,819
*	SupportSoft, Inc.	16,845	37,901
*	Switch and Data Facilities Co.	11,430	132,245
* #	Sybase, Inc.	30,170	1,024,573
*	Sycamore Networks, Inc.	156,305	461,100
*	Sykes Enterprises, Inc.	15,900	312,594
*	Symantec Corp.	100,100	1,726,725
*	Symmetricom, Inc.	13,924	69,342
* #	Synaptics, Inc.	5,400	175,392
*	Synchronoss Technologies, Inc.	11,235	149,201
*	SYNNEX Corp.	17,300	372,469
*	Synopsys, Inc.	41,490	903,652
	Syntel, Inc.	7,074	196,091
	Take-Two Interactive Software, Inc.	26,291	238,722
*	Tech Data Corp.	26,869	773,559
	Technitrol, Inc.	13,268	54,001
*	Technology Solutions Co.	294	688
*	TechTeam Global, Inc.	2,666	13,837
*	Techwell, Inc.	4,800	35,376
* #	Tekelec	23,028	356,934
*	TeleCommunication Systems, Inc.	10,600	103,986
*	Telkonet, Inc.	1,198	108
*	Tellabs, Inc.	195,482	1,024,326
*	Telular Corp.	4,261	8,522
*	Teradata Corp.	17,000	284,240
*	Teradyne, Inc.	66,322	393,953
* #	Terremark Worldwide, Inc.	17,656	68,682
*	Tessco Technologies, Inc.	3,788	34,660
*	Tessera Technologies, Inc.	24,273	340,793
#	Texas Instruments, Inc.	155,650	2,811,039
*	The Knot, Inc.	15,977	144,911
	TheStreet.com, Inc.	7,054	15,025
*	THQ, Inc.	20,700	70,794
* #	TIBCO Software, Inc.	71,269	450,420
*	Tier Technologies, Inc. Class B	500	3,145
*	TNS, Inc.	3,600	60,660
*	Tollgrade Communications, Inc.	2,700	16,065
	Total System Services, Inc.	30,979	386,308
*	Track Data Corp.	1,200	960
*	Transact Technologies, Inc.	1,100	4,829
*	Transwitch Corp.	1,154	450
*	Travelzoo, Inc.	2,648	22,879
*	Trident Microsystems, Inc.	4,300	5,891
* #	Trimble Navigation, Ltd.	37,600	806,144
*	Trio-Tech International	255	459
*	Triquint Semiconductor, Inc.	47,449	181,730
	TSR, Inc.	421	711
*	TTM Technologies, Inc.	18,478	137,107
* #	Tyler Technologies, Inc.	17,136	282,744

58

* #	Ultimate Software Group, Inc.	2,100	39,333
*	Ultra Clean Holdings, Inc.	6,900	12,558
*	Ultratech, Inc.	8,832	119,409
*	Unica Corp.	6,018	28,826
*	Unisys Corp.	10,500	12,810
	United Online, Inc.	40,678	215,593
*	Universal Display Corp.	6,686	75,485
*	UTStarcom, Inc.	42,843	50,126
*	ValueClick, Inc.	22,008	233,285
*	Varian Semiconductor Equipment Associates, Inc.	22,565	577,438
*	Veeco Instruments, Inc.	10,887	78,822
*	VeriFone Holdings, Inc.	12,605	94,664
* #	VeriSign, Inc.	24,900	512,442
* #	Viasat, Inc.	11,411	262,339
*	Vicon Industries, Inc.	600	3,270
*	Video Display Corp.	2,312	7,514
*	Vignette Corp.	11,934	98,575
*	Virage Logic Corp.	7,353	25,294
*	Virtusa Corp.	3,200	20,448
*	Vishay Intertechnology, Inc.	139,910	821,272
*	VMware, Inc. Class A	6,500	169,520
* #	Vocus, Inc.	3,600	61,200
*	Volterra Semiconductor Corp.	7,600	87,324
* #	Wave Systems Corp. Class A	1,900	1,140
	Wayside Technology Group, Inc.	1,500	10,800
*	Web.com Group, Inc.	9,331	38,817
*	WebMediaBrands, Inc.	6,900	3,519
*	Websense, Inc.	12,610	224,836
*	Western Digital Corp.	26,193	616,059
	Western Union Co.	70,889	1,187,391
*	White Electronics Designs Corp.	4,040	17,816
*	Wind River Systems, Inc.	28,316	207,556
*	Wireless Ronin Technologies, Inc.	3,323	6,247
*	Wireless Telecom Group, Inc.	3,516	1,758
*	Wireless Xcessories Group, Inc.	360	414
*	WPCS International, Inc.	2,200	4,378
*	Wright Express Corp.	12,400	283,712
	Xerox Corp.	176,764	1,080,028
#	Xilinx, Inc.	27,300	558,012
*	X-Rite, Inc.	8,415	14,474
* #	Yahoo!, Inc.	139,189	1,989,011
* #	Zebra Technologies Corp. Class A	19,300	410,125
*	ZiLOG, Inc.	3,100	7,130
*	Zix Corp.	10,283	12,442
*	Zoran Corp.	27,120	242,453
*	Zygo Corp.	6,750	33,885
Total Information Technology			249,413,281

Materials — (3.7%)
	A. Schulman, Inc.	9,690	152,036
	A.M. Castle & Co.	8,600	83,334
*	AEP Industries, Inc.	2,600	52,858
	Air Products & Chemicals, Inc.	19,065	1,256,384
	Airgas, Inc.	18,200	784,784
#	AK Steel Holding Corp.	6,000	78,060

59

#	Albemarle Corp.	33,747	905,095
	Alcoa, Inc.	88,504	802,731
	Allegheny Technologies, Inc.	11,749	384,545
#	AMCOL International Corp.	11,180	216,668
*	American Pacific Corp.	2,200	15,598
	American Vanguard Corp.	10,088	129,026
*	Amerigon, Inc.	5,796	32,747
	AptarGroup, Inc.	21,048	653,119
	Arch Chemicals, Inc.	9,900	239,382
	Ashland, Inc.	25,559	561,276
	Balchem Corp.	4,885	121,588
	Ball Corp.	16,600	626,152
*	Basin Water, Inc.	2,613	784
	Bemis Co., Inc.	41,300	992,852
*	Brush Engineered Materials, Inc.	9,400	159,048
*	Buckeye Technologies, Inc.	12,800	65,920
	Cabot Corp.	35,632	520,227
	Calgon Carbon Corp.	11,100	188,478
*	Caraustar Industries, Inc.	2,320	534
#	Carpenter Technology Corp.	14,350	296,615
	Celanese Corp. Class A	12,600	262,584
* #	Century Aluminum Co.	8,553	34,554
	CF Industries Holdings, Inc.	9,000	648,450
	Chemtura Corp.	30,600	2,280
	Cliffs Natural Resources, Inc.	13,600	313,616
*	Coeur d’Alene Mines Corp.	15,000	20,700
	Commercial Metals Co.	57,299	852,609
	Compass Minerals International, Inc.	7,752	373,801
*	Continental Materials Corp.	100	1,449
*	Core Molding Technologies, Inc.	1,400	3,304
*	Crown Holdings, Inc.	24,600	542,430
	Cytec Industries, Inc.	16,310	323,917
	Deltic Timber Corp.	4,496	189,461
	Dow Chemical Co.	151,580	2,425,280
#	du Pont (E.I.) de Nemours & Co.	88,957	2,481,900
	Eagle Materials, Inc.	16,811	467,346
	Eastman Chemical Co.	22,900	908,672
#	Ecolab, Inc.	14,900	574,395
#	Empire Resources, Inc.	1,300	1,287
	Ferro Corp.	17,216	47,688
* #	Flotek Industries, Inc.	5,428	11,236
	FMC Corp.	10,000	487,300
#	Freeport-McMoRan Copper & Gold, Inc. Class B	29,112	1,241,627
	Friedman Industries, Inc.	5,521	29,648
* #	General Moly, Inc.	10,100	15,352
	Georgia Gulf Corp.	5,782	6,360
	Gibraltar Industries, Inc.	14,600	97,820
*	Graphic Packaging Holding Co.	23,867	41,051
	Greif, Inc. Class A	11,500	520,605
	Greif, Inc. Class B	5,175	218,644
*	H&E Equipment Services, Inc.	16,940	127,558
	H.B. Fuller Co.	23,912	422,286
	Hawkins, Inc.	1,910	33,406
*	Haynes International, Inc.	2,070	46,741
* #	Headwaters, Inc.	16,100	40,572

60

* #	Hecla Mining Co.	35,618	87,976
*	Horsehead Holding Corp.	3,100	22,134
#	Huntsman Corp.	14,400	77,184
*	ICO, Inc.	5,300	13,091
	Innophos Holdings, Inc.	6,973	103,410
	Innospec, Inc.	200	1,572
	International Flavors & Fragrances, Inc.	14,700	458,640
	International Paper Co.	169,564	2,146,680
*	ION Geophysical Corp.	6,154	15,385
	Kaiser Aluminum Corp.	7,835	231,446
	KMG Chemicals, Inc.	2,842	15,517
	Koppers Holdings, Inc.	6,843	129,743
	Kronos Worldwide, Inc.	13,748	102,698
*	Landec Corp.	9,418	63,666
#	Louisiana-Pacific Corp.	26,500	107,855
*	LSB Industries, Inc.	3,100	37,138
	Lubrizol Corp.	27,014	1,167,545
#	Martin Marietta Materials, Inc.	5,650	474,770
*	Material Sciences Corp.	3,017	3,560
*	Maxxam, Inc.	721	5,876
	MeadWestavco Corp.	61,700	966,222
*	Metalico, Inc.	9,498	21,845
	Minerals Technologies, Inc.	10,300	383,057
* #	Mines Management, Inc.	6,645	10,300
*	Mod-Pac Corp.	400	980
	Monsanto Co.	60,701	5,152,908
	Myers Industries, Inc.	18,786	188,424
#	Nalco Holding Co.	67,134	1,095,627
*	Nanophase Technologies Corp.	700	651
	Neenah Paper, Inc.	4,900	24,549
	NewMarket Corp.	6,000	378,000
#	Newmont Mining Corp.	56,870	2,288,449
	NL Industries, Inc.	17,682	214,129
	NN, Inc.	4,425	5,797
*	Northern Technologies International Corp.	800	4,192
* #	Northwest Pipe Co.	4,579	173,681
	Nucor Corp.	35,410	1,440,833
#	Olin Corp.	24,464	308,246
	Olympic Steel, Inc.	3,750	68,775
*	OM Group, Inc.	12,261	341,591
*	OMNOVA Solutions, Inc.	3,784	9,006
* #	Owens-Illinois, Inc.	23,700	578,043
	P.H. Glatfelter Co.	17,855	158,552
	Packaging Corp. of America	36,299	576,065
*	Pactiv Corp.	43,607	953,249
* #	Patriot Coal Corp.	2,060	12,978
	Penford Corp.	5,400	24,138
*	PolyOne Corp.	38,520	105,545
#	PPG Industries, Inc.	40,733	1,794,289
	Praxair, Inc.	34,523	2,575,761
	Quaker Chemical Corp.	4,440	51,948
*	Ready Mix, Inc.	300	885
	Reliance Steel & Aluminum Co.	37,402	1,317,672
*	Rock of Ages Corp.	500	905
	Rock-Tenn Co. Class A	13,969	527,469

61

*	Rockwood Holdings, Inc.	26,665	327,980
*	Rosetta Resources, Inc.	23,044	162,460
	Royal Gold, Inc.	12,969	468,959
	RPM International, Inc.	50,772	701,669
* #	RTI International Metals, Inc.	6,105	79,426
#	Schnitzer Steel Industries, Inc. Class A	6,881	341,022
	Schweitzer-Maudoit International, Inc.	7,800	179,166
	Sealed Air Corp.	56,720	1,081,083
	Sensient Technologies Corp.	23,000	537,740
#	Sigma-Aldrich Corp.	19,620	860,141
	Silgan Holdings, Inc.	11,990	557,415
*	Solitario Exploration & Royalty Corp.	1,600	1,776
	Sonoco Products Co.	28,165	687,508
	Southern Copper Corp.	102,700	1,907,139
	Spartech Corp.	10,685	41,992
	Steel Dynamics, Inc.	57,692	718,265
	Stepan Co.	4,184	165,561
*	Stillwater Mining Co.	29,020	130,880
*	Symyx Technologies, Inc.	8,700	42,108
	Synalloy Corp.	4,755	28,673
#	Temple-Inland, Inc.	38,957	465,147
	Terra Industries, Inc.	15,020	398,030
#	Texas Industries, Inc.	8,979	287,148
#	The Mosaic Co.	26,471	1,070,752
#	The Scotts Miracle-Gro Co. Class A	15,131	510,974
#	Titanium Metals Corp.	94,193	639,570
*	U.S. Concrete, Inc.	17,263	34,181
*	United States Lime & Minerals, Inc.	2,185	84,669
#	United States Steel Corp.	16,615	441,128
*	Universal Stainless & Alloy Products, Inc.	2,200	29,480
*	US Gold Corp.	8,870	17,651
	Valhi, Inc.	21,664	230,505
	Valspar Corp.	48,283	1,158,792
	Vulcan Materials Co.	35,012	1,664,821
*	W.R. Grace & Co.	17,800	157,174
	Wausau Paper Corp.	17,910	156,354
#	Westlake Chemical Corp.	34,626	647,506
	Weyerhaeuser Co.	34,964	1,232,831
*	Williams Industries, Inc.	100	128
#	Worthington Industries, Inc.	35,096	522,930
	Zep, Inc.	3,027	40,955
* #	Zoltek Companies, Inc.	7,134	56,145
Total Materials			69,024,251

Telecommunication Services — (2.6%)
	Alaska Communications Systems Group, Inc.	9,969	60,113
*	American Tower Corp.	34,090	1,082,698
	Arbinet-thexchange, Inc.	7,700	14,553
	AT&T, Inc.	875,406	22,427,902
* #	Cbeyond, Inc.	5,270	107,403
*	Centennial Communications Corp.	38,656	319,685
#	CenturyTel, Inc.	38,410	1,042,832
*	Cincinnati Bell, Inc.	62,400	174,096
* #	Cogent Communications Group, Inc.	14,300	120,692
	Consolidated Communications Holdings, Inc.	12,506	140,693

62

* #	Crown Castle International Corp.	39,315	964,004
	D&E Communications, Inc.	5,225	29,260
	Embarq Corp.	16,250	594,100
	FairPoint Communications, Inc.	16,384	17,039
*	FiberTower Corp.	10,289	4,011
	Frontier Communications Corp.	51,000	362,610
*	General Communications, Inc. Class A	25,410	194,641
	Hickory Tech Corp.	3,965	22,759
*	ICO Global Communications (Holdings), Ltd.	7,245	3,985
*	IDT Corp.	66	79
*	IDT Corp. Class B	2,370	3,223
	Iowa Telecommunications Services, Inc.	11,170	147,221
*	Leap Wireless International, Inc.	22,955	827,987
*	Level 3 Communications, Inc.	82,035	91,879
*	NeuStar, Inc.	23,605	448,731
*	NextWave Wireless, Inc.	4,995	949
* #	NII Holdings, Inc.	8,361	135,114
	NTELOS Holdings Corp.	3,745	59,845
*	Occam Networks, Inc.	5,480	15,070
* #	PAETEC Holding Corp.	17,587	53,992
*	Point.360	1,448	1,824
*	Premiere Global Services, Inc.	23,199	244,517
#	Qwest Communications International, Inc.	276,300	1,074,807
#	Regal Entertainment Group	31,700	414,002
* #	SBA Communications Corp.	19,590	493,668
	Shenandoah Telecommunications Co.	6,506	127,713
*	Spark Networks, Inc.	5,400	12,960
*	Sprint Nextel Corp.	363,736	1,585,889
	SureWest Communications	4,054	26,108
*	Syniverse Holdings, Inc.	18,900	238,140
	Telephone & Data Systems, Inc.	21,063	603,876
	Telephone & Data Systems, Inc. Special Shares	17,969	464,319
*	Terrestar Corp.	2,200	1,122
*	tw telecom, inc.	46,937	431,351
*	United States Cellular Corp.	20,743	705,262
	USA Mobility, Inc.	9,623	107,008
	Verizon Communications, Inc.	374,011	11,347,494
	Warwick Valley Telephone Co.	1,392	15,646
	Windstream Corp.	68,049	564,807
*	Xeta Corp.	833	1,641
Total Telecommunication Services			47,929,320

Utilities — (3.4%)
*	AES Corp.	261,094	1,845,935
#	AGL Resources, Inc.	25,800	804,186
	Allegheny Energy, Inc.	26,879	696,704
#	ALLETE, Inc.	12,140	316,126
	Alliant Energy Corp.	14,770	330,257
#	Ameren Corp.	31,661	728,836
#	American Electric Power Co., Inc.	43,893	1,157,897
	American States Water Co.	5,900	203,727
#	Aqua America, Inc.	27,467	504,019
	Artesian Resources Corp. Class A	1,570	23,016
	Atmos Energy Corp.	35,420	875,228
	Avista Corp.	20,948	315,267

63

#	Black Hills Corp.	14,639	291,023
*	Cadiz, Inc.	2,217	13,413
	California Water Service Group	13,094	511,059
	CenterPoint Energy, Inc.	52,716	560,898
	Central Vermont Public Service Corp.	7,410	127,156
#	CH Energy Group, Inc.	10,263	456,088
	Chesapeake Utilities Corp.	2,447	71,673
#	Cleco Corp.	23,201	489,309
#	CMS Energy Corp.	84,200	1,012,084
	Connecticut Water Services, Inc.	4,541	94,180
#	Consolidated Edison, Inc.	30,736	1,141,228
#	Constellation Energy Group	16,600	399,728
	Delta Natural Gas Co., Inc.	1,429	29,652
	Dominion Resources, Inc.	67,414	2,033,206
#	DPL, Inc.	28,200	632,526
#	DTE Energy Co.	24,459	723,253
	Duke Energy Corp.	144,228	1,991,789
* #	Dynegy, Inc.	136,005	242,089
	Edison International	29,891	852,192
*	El Paso Electric Co.	13,800	190,440
	Empire District Electric Co.	12,615	188,847
#	Energen Corp.	10,300	372,036
	Energy West, Inc.	974	8,279
	Entergy Corp.	20,187	1,307,512
* #	Environmental Power Corp.	600	306
	EQT Corp.	13,720	461,404
#	Exelon Corp.	75,980	3,504,957
#	FirstEnergy Corp.	32,951	1,347,696
	Florida Public Utilities Co.	1,300	15,925
#	FPL Group, Inc.	49,840	2,680,894
#	Great Plains Energy, Inc.	47,046	680,756
	Hawaiian Electric Industries, Inc.	35,600	553,224
#	IDACORP, Inc.	18,900	453,033
#	Integrys Energy Group, Inc.	19,262	508,709
#	ITC Holdings Corp.	19,090	830,988
#	Laclede Group, Inc.	8,436	292,560
	Maine & Maritimes Corp.	826	28,910
	MDU Resources Group, Inc.	25,665	450,934
	MGE Energy, Inc.	8,052	247,035
	Middlesex Water Co.	6,412	90,409
*	Mirant Corp.	75,500	961,115
#	National Fuel Gas Co.	10,400	340,184
#	New Jersey Resources Corp.	14,943	491,924
#	Nicor, Inc.	17,400	559,236
#	NiSource, Inc.	41,000	450,590
	Northeast Utilities, Inc.	25,700	540,214
	Northwest Natural Gas Co.	8,585	351,127
	NorthWestern Corp.	12,775	267,253
*	NRG Energy, Inc.	63,355	1,139,123
	NSTAR	25,400	797,814
	NV Energy, Inc.	87,200	893,800
	OGE Energy Corp.	13,773	354,104
	Oneok, Inc.	15,155	396,606
#	Ormat Technologies, Inc.	16,800	591,360
	Otter Tail Corp.	10,134	224,772

64

#	Pepco Holdings, Inc.	31,820	380,249
#	PG&E Corp.	43,600	1,618,432
	Piedmont Natural Gas Co.	14,900	363,858
#	Pinnacle West Capital Corp.	25,155	688,744
#	PNM Resources, Inc.	28,500	242,820
#	Portland General Electric Co.	28,500	520,695
	PPL Corp.	27,940	835,685
	Progress Energy, Inc.	33,673	1,148,923
	Public Service Enterprise Group, Inc.	70,644	2,108,017
	Questar Corp.	62,060	1,844,423
*	Reliant Energy, Inc.	82,960	411,482
	RGC Resources, Inc.	400	10,200
	SCANA Corp.	17,347	524,226
#	Sempra Energy	28,150	1,295,463
	SJW Corp.	6,600	166,320
	South Jersey Industries, Inc.	8,819	306,107
	Southern Co.	94,796	2,737,708
	Southern Union Co.	48,100	765,271
#	Southwest Gas Corp.	17,710	357,919
#	Southwest Water Co.	6,920	39,721
	TECO Energy, Inc.	31,384	332,357
	UGI Corp.	29,500	676,730
#	UIL Holdings Corp.	8,833	203,954
	Unisource Energy Corp.	13,636	358,900
	Unitil Corp.	2,459	50,360
	Vectren Corp.	31,227	692,303
	Westar Energy, Inc.	41,600	729,248
	WGL Holdings, Inc.	18,613	579,609
#	Wisconsin Energy Corp.	17,206	687,552
#	Xcel Energy, Inc.	58,511	1,078,943
	York Water Co.	2,811	37,190
Total Utilities			63,841,229

TOTAL COMMON STOCKS			1,501,238,765

RIGHTS/WARRANTS — (0.0%)
* ●	BioMimetic Therapeutics, Inc. Rights 06/15/09	6,850	—
* ●	Kona Grill, Inc. Rights 05/22/09	520	390
*	Caliper Life Sciences, Inc. Warrants 08/10/11	157	9
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	110	—
*	Valley National Bancorp Warrants 06/30/15	138	473
TOTAL RIGHTS/WARRANTS			872

TEMPORARY CASH INVESTMENTS — (0.3%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,684,803	6,684,803

65

SECURITIES LENDING COLLATERAL — (19.1%)
§ @	DFA Short Term Investment Fund LP	353,471,145	353,471,145

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $2,269,332 FNMA 7.000%, 12/01/38, valued at $2,172,861) to be repurchased at $2,109,583	$2,110	2,109,573

TOTAL SECURITIES LENDING COLLATERAL			355,580,718

TOTAL INVESTMENTS - (100.0%) (Cost $2,390,819,652)			$1,863,505,158

See accompanying Notes to Financial Statements.

66

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (82.7%)
Consumer Discretionary — (12.2%)
* #	1-800-FLOWERS.COM, Inc.	29,277	$85,489
*	4Kids Entertainment, Inc.	10,200	13,056
* #	99 Cents Only Stores	87,518	939,943
*	A.C. Moore Arts & Crafts, Inc.	19,324	57,006
	Aaron’s, Inc.	48,945	1,642,594
	Aaron’s, Inc. Class A	3,344	100,320
#	Abercrombie & Fitch Co.	6,200	167,772
* #	AbitibiBowater, Inc.	10,244	1,557
*	Acme Communications, Inc.	9,330	2,332
	Acme United Corp.	2,302	18,968
	Advance Auto Parts, Inc.	53,000	2,318,750
* #	Aeropostale, Inc.	14,029	476,565
*	AFC Enterprises, Inc.	18,883	117,263
	Aldila, Inc.	5,648	23,044
*	Alloy, Inc.	14,384	65,735
*	Amazon.com, Inc.	29,559	2,380,091
	Ambassadors Group, Inc.	21,969	268,022
*	AMDL, Inc.	1,900	1,577
* #	American Apparel, Inc.	6,178	41,701
	American Axle & Manufacturing Holdings, Inc.	41,700	41,700
*	American Biltrite, Inc.	1,008	1,391
	American Eagle Outfitters, Inc.	230,350	3,413,787
	American Greetings Corp. Class A	29,700	233,145
*	American Public Education, Inc.	2,100	75,600
*	America’s Car-Mart, Inc.	11,790	191,234
	Ameristar Casinos, Inc.	61,894	1,270,065
* #	AnnTaylor Stores Corp.	49,290	364,253
*	Apollo Group, Inc. Class A	15,844	997,380
#	Arbitron, Inc.	12,247	254,983
#	Arctic Cat, Inc.	9,060	36,240
	Ark Restaurants Corp.	2,168	24,824
	ArvinMeritor, Inc.	119,500	148,180
	Asbury Automotive Group, Inc.	23,072	223,106
*	Ascent Media Corp. (043632108)	7,195	185,343
* #	Ascent Media Corp. (043632207)	219	5,037
*	ATC Technology Corp.	24,587	390,687
*	Audiovox Corp. Class A	1,100	6,116
* #	AutoNation, Inc.	223,608	3,960,098
* #	Autozone, Inc.	5,600	931,784
*	Avatar Holdings, Inc.	11,137	206,925
*	Bakers Footwear Group, Inc.	2,149	1,537
*	Ballantyne of Omaha, Inc.	8,488	19,947
* #	Bally Technologies, Inc.	13,500	353,430

1

#	Barnes & Noble, Inc.	58,477	1,527,419
*	Barry (R.G.) Corp.	21,060	126,781
	Bassett Furniture Industries, Inc.	3,201	7,234
	Beasley Broadcast Group, Inc.	5,114	11,660
	bebe stores, inc.	94,494	869,345
* #	Bed Bath and Beyond, Inc.	90,200	2,743,884
	Belo Corp.	15,045	28,585
	Belo Corp. Class A	176,729	300,439
*	Benihana, Inc.	3,594	19,408
*	Benihana, Inc. Class A	5,026	26,286
#	Best Buy Co., Inc.	28,668	1,100,278
	Big 5 Sporting Goods Corp.	22,821	187,817
*	Big Lots, Inc.	73,748	2,038,395
* #	BJ’s Restaurants, Inc.	33,901	559,027
	Black & Decker Corp.	31,800	1,281,540
#	Blockbuster, Inc. Class A	103,622	82,898
*	Blockbuster, Inc. Class B	53,203	26,601
* #	Blue Nile, Inc.	5,655	240,677
*	Bluegreen Corp.	22,200	42,402
	Blyth, Inc.	6,900	304,152
	Bob Evans Farms, Inc.	23,720	575,210
#	Bon-Ton Stores, Inc.	8,700	25,665
	Books-A-Million, Inc.	17,630	101,196
	Borders Group, Inc.	28,968	79,083
#	BorgWarner, Inc.	47,900	1,386,705
	Bowl America, Inc. Class A	3,649	44,773
#	Boyd Gaming Corp.	57,300	526,587
	Brinker International, Inc.	66,050	1,170,406
*	Brink’s Home Security Holdings, Inc.	31,200	829,296
#	Brookfield Homes Corp.	18,364	96,411
	Brown Shoe Company, Inc.	41,363	265,964
#	Brunswick Corp.	175,368	1,048,701
#	Buckle, Inc.	31,575	1,179,958
* #	Buffalo Wild Wings, Inc.	13,832	540,001
*	Build-A-Bear-Workshop, Inc.	20,000	109,200
	Building Materials Holding Corp.	3,272	818
#	Bunge, Ltd.	51,262	2,461,089
* #	Cabela’s, Inc.	70,922	908,511
	Cablevision Systems New York Group Class A	8,000	137,280
*	Cache, Inc.	12,100	55,055
* #	California Coastal Communities, Inc.	6,342	8,435
*	California Pizza Kitchen, Inc.	26,183	411,335
	Callaway Golf Co.	85,328	644,226
	Canterbury Park Holding Corp.	2,074	12,444
* #	Capella Education Co.	8,272	425,015
* #	Career Education Corp.	84,337	1,858,787
* #	CarMax, Inc.	258,382	3,296,954
	Carmike Cinemas, Inc.	8,500	34,680
	Carnival Corp.	256,500	6,894,720
*	Carriage Services, Inc.	12,214	32,123
*	Carter’s, Inc.	44,641	954,425
* #	Casual Male Retail Group, Inc.	12,962	16,462
	Cato Corp. Class A	31,592	607,198
*	Cavalier Homes, Inc.	11,815	19,613
*	Cavco Industries, Inc.	7,849	183,981

2

	CBS Corp. Class A	6,831	48,910
	CBS Corp. Class B	167,900	1,182,016
*	CEC Entertainment, Inc.	20,608	627,720
#	Centex Corp.	164,100	1,795,254
*	Champion Enterprises, Inc.	59,680	34,614
*	Charles and Colvard, Ltd.	4,375	1,837
*	Charlotte Russe Holding, Inc.	16,800	210,840
* #	Charter Communications, Inc.	76,446	2,752
*	Cheesecake Factory, Inc.	59,438	1,032,438
#	Cherokee, Inc.	8,005	146,251
*	Chico’s FAS, Inc.	15,619	119,329
* #	Chipotle Mexican Grill, Inc.	7,426	602,174
*	Chipotle Mexican Grill, Inc. Class B	9,400	615,794
#	Choice Hotels International, Inc.	16,200	484,866
	Christopher & Banks Corp.	21,916	121,853
*	Chromcraft Revington, Inc.	2,958	1,627
	Churchill Downs, Inc.	16,251	565,697
	Cinemark Holdings, Inc.	80,168	713,495
	Citadel Broadcasting Co.	77,815	5,214
*	Citi Trends, Inc.	14,243	349,808
	CKE Restaurants, Inc.	43,591	417,166
*	CKX, Inc.	30,161	162,568
*	Coach, Inc.	20,357	498,746
	Coachmen Industries, Inc.	800	676
	Coast Distribution System, Inc.	1,760	1,795
	Cobra Electronics Corp.	3,055	5,621
*	Coinstar, Inc.	30,558	1,087,559
*	Coldwater Creek, Inc.	22,804	78,674
	Collectors Universe, Inc.	9,353	37,506
	Columbia Sportswear Co.	45,600	1,400,832
	Comcast Corp. Class A	803,975	12,429,453
	Comcast Corp. Special Class A	327,406	4,806,320
*	Concord Camera Corp.	2,339	6,900
* #	Conn’s, Inc.	24,249	398,654
	Cooper Tire & Rubber Co.	54,160	447,903
* #	Corinthian Colleges, Inc.	63,899	984,045
* #	Cosi, Inc.	800	336
	Courier Corp.	21,176	332,040
*	Cox Radio, Inc.	45,100	216,480
#	CPI Corp.	2,685	27,387
#	Cracker Barrel Old Country Store, Inc.	11,132	363,015
	Craftmade International, Inc.	2,176	4,483
* #	Crown Media Holdings, Inc.	55,331	170,973
	CSS Industries, Inc.	8,300	164,838
*	Culp, Inc.	10,500	46,305
* #	Cumulus Media, Inc. Class A	8,222	10,113
*	Cybex International, Inc.	9,222	10,098
*	Cycle Country Accessories Corp.	554	183
#	D.R. Horton, Inc.	267,875	3,495,769
#	Darden Restaurants, Inc.	68,700	2,539,839
* #	Deckers Outdoor Corp.	6,300	356,076
	Decorator Industries, Inc.	452	457
*	dELiA*s, Inc.	9,631	20,707
*	Delta Apparel, Inc.	16,268	97,445
*	Design Within Reach, Inc.	10,149	8,830

3

*	Destination Maternity Corp.	2,665	35,764
	DeVry, Inc.	25,900	1,102,304
*	DG FastChannel, Inc.	25,343	591,252
* #	Dick’s Sporting Goods, Inc.	89,606	1,702,514
* #	Diedrich Coffee, Inc.	3,885	37,762
#	Dillards, Inc. Class A	59,544	459,084
	DineEquity, Inc.	14,008	448,816
*	Discovery Communications, Inc. (25470F104)	121,859	2,314,102
*	Discovery Communications, Inc. (25470F203)	2,197	41,952
*	Discovery Communications, Inc. (25470F302)	96,606	1,692,537
*	DISH Network Corp.	20,208	267,756
	Disney (Walt) Co.	762,512	16,699,013
*	Dixie Group, Inc.	4,224	8,195
*	Dolan Media Co.	1,700	20,247
* #	Dollar Tree, Inc.	34,500	1,460,730
*	Domino’s Pizza, Inc.	42,100	397,424
*	Dorman Products, Inc.	11,243	120,300
	Dover Downs Gaming & Entertainment, Inc.	17,200	73,444
	Dover Motorsports, Inc.	9,256	14,717
*	Dr Pepper Snapple Group, Inc.	66,836	1,384,174
*	Drew Industries, Inc.	25,652	366,311
*	drugstore.com, Inc.	36,433	56,471
*	DRYCLEAN USA, Inc.	100	98
*	DSW, Inc.	13,308	144,658
*	Duckwall-ALCO Stores, Inc.	100	1,130
	E.W. Scripps Co.	14,118	27,812
#	Eastman Kodak Co.	373,886	1,140,352
* #	Eddie Bauer Holdings, Inc.	7,100	2,331
	Educational Development Corp.	2,662	14,907
*	Einstein Noah Restaurant Group, Inc.	11,926	128,682
*	EMAK Worldwide, Inc.	1,200	180
*	Emerson Radio Corp.	15,028	9,618
	Emmis Communications Corp. Class A	21,152	7,403
* #	Enova Systems, Inc.	6,780	5,560
	Entercom Communications Corp.	21,172	35,146
*	Entravision Communications Corp.	47,872	24,415
	Escalade, Inc.	5,107	5,107
#	Ethan Allen Interiors, Inc.	34,667	466,271
*	Expedia, Inc.	106,061	1,443,490
	Family Dollar Stores, Inc.	73,500	2,439,465
*	Famous Dave’s of America, Inc.	6,844	46,265
*	Federal-Mogul Corp.	2,100	23,310
*	FGX International Holdings, Ltd.	900	10,368
	Finish Line, Inc. Class A	30,773	261,570
	Fisher Communications, Inc.	8,160	98,410
*	Flanigan’s Enterprises, Inc.	1,000	4,650
	Flexsteel Industries, Inc.	4,038	28,710
	Foot Locker, Inc.	201,200	2,392,268
*	Ford Motor Co.	560,593	3,352,346
	Fortune Brands, Inc.	107,543	4,227,515
*	Fossil, Inc.	78,094	1,574,375
*	Franklin Covey Co.	24,855	104,142
*	Franklin Electronic Publishers, Inc.	1,643	1,314
*	Frederick’s of Hollywood Group, Inc.	3,466	2,114
	Fred’s, Inc.	50,098	684,339

4

	Frisch’s Restaurants, Inc.	7,545	189,002
* #	Fuel Systems Solutions, Inc.	14,020	214,085
*	Full House Resorts, Inc.	4,730	10,169
	Furniture Brands International, Inc.	38,959	123,110
*	Gaiam, Inc.	12,578	73,204
*	GameStop Corp. Class A	86,800	2,617,888
*	GameTech International, Inc.	7,286	9,763
*	Gaming Partners International Corp.	8,266	49,348
* #	Gander Mountain Co.	15,612	60,887
	Gannett Co., Inc.	134,906	527,482
	Gap, Inc.	146,656	2,279,034
* #	Gaylord Entertainment Co.	36,073	502,858
#	General Motors Corp.	64,700	124,224
* #	Genesco, Inc.	16,675	379,856
*	Gentek, Inc.	13,251	252,962
	Gentex Corp.	93,765	1,253,638
#	Genuine Parts Co.	48,500	1,647,060
*	G-III Apparel Group, Ltd.	17,253	138,369
*	Goodyear Tire & Rubber Co.	96,200	1,057,238
* #	Gottschalks, Inc.	9,394	94
	Gray Television, Inc.	21,895	14,889
	Gray Television, Inc. Class A	3,160	3,160
*	Great Wolf Resorts, Inc.	24,000	88,560
#	Group 1 Automotive, Inc.	18,800	400,440
* #	GSI Commerce, Inc.	39,237	557,558
#	Guess?, Inc.	13,874	361,279
*	Gymboree Corp.	29,530	1,015,832
	H&R Block, Inc.	31,000	469,340
*	Hampshire Group, Ltd.	1,000	2,900
#	Handleman Co.	12,038	421
* #	Hanesbrands, Inc.	1,137	18,715
#	Harley-Davidson, Inc.	123,401	2,734,566
	Harman International Industries, Inc.	14,900	271,031
*	Harris Interactive, Inc.	17,312	6,925
#	Harte-Hanks, Inc.	58,744	485,225
	Hasbro, Inc.	95,478	2,545,443
*	Hastings Entertainment, Inc.	2,673	9,623
#	Haverty Furniture Co., Inc.	19,126	207,517
	Haverty Furniture Co., Inc. Class A	1,715	18,693
*	Hawk Corp.	10,699	153,531
*	Hayes Lemmerz International, Inc.	65,769	11,115
	Hearst-Argyle Television, Inc.	48,903	220,063
	Heelys, Inc.	6,558	12,001
*	Helen of Troy, Ltd.	34,093	543,783
*	hhgregg, Inc.	937	15,554
* #	Hibbett Sporting Goods, Inc.	14,600	304,410
	Hillenbrand, Inc.	32,200	585,396
*	Hollywood Media Corp.	18,149	17,423
	Home Depot, Inc.	252,200	6,637,904
	Hooker Furniture Corp.	9,295	108,937
* #	Hot Topic, Inc.	53,105	650,005
* #	Hovnanian Enterprises, Inc. Class A	44,200	122,434
*	HSN, Inc.	27,760	191,822
*	Iconix Brand Group, Inc.	66,812	952,739
*	ILX Resorts, Inc.	1,389	—

5

* #	Image Entertainment, Inc.	8,257	6,688
*	Infosonics Corp.	4,740	995
	Interactive Data Corp.	76,400	1,717,472
	Interface, Inc. Class A	49,695	287,734
	International Game Technology	28,687	354,284
#	International Speedway Corp. Class A	36,869	873,058
* #	Interpublic Group of Companies, Inc.	577,869	3,617,460
*	Interstate Hotels & Resorts, Inc.	25,000	12,000
*	Interval Leisure Group, Inc.	27,760	222,358
*	iRobot Corp.	30,761	352,829
*	Isle of Capri Casinos, Inc.	23,578	253,228
* #	ITT Educational Services, Inc.	5,900	594,543
*	J. Alexander’s Corp.	13,496	53,984
* #	J. Crew Group, Inc.	10,500	180,705
#	J.C. Penney Co., Inc.	187,900	5,766,651
* #	Jack in the Box, Inc.	45,637	1,122,214
	Jackson Hewitt Tax Service, Inc.	34,430	168,363
*	Jaclyn, Inc.	698	4,537
*	JAKKS Pacific, Inc.	21,558	272,709
* #	Jarden Corp.	102,085	2,051,908
*	Jennifer Convertibles, Inc.	1,300	663
*	Jo-Ann Stores, Inc.	28,364	519,628
#	Johnson Controls, Inc.	213,952	4,067,228
	Johnson Outdoors, Inc.	5,589	35,434
	Jones Apparel Group, Inc.	76,848	710,076
* #	Jos. A. Bank Clothiers, Inc.	18,185	735,401
	Journal Communications, Inc. Class A	14,600	22,630
* #	K12, Inc.	1,500	26,370
#	KB HOME	120,600	2,179,242
	Kenneth Cole Productions, Inc. Class A	9,800	67,816
	Kimball International, Inc. Class B	23,466	128,828
*	Kirkland’s, Inc.	2,900	19,865
*	Knology, Inc.	23,825	169,157
*	Kohl’s Corp.	93,225	4,227,754
*	Kona Grill, Inc.	5,400	11,340
	Koss Corp.	930	13,020
*	Krispy Kreme Doughnuts, Inc.	26,685	105,139
	KSW, Inc.	3,630	9,837
	K-Swiss, Inc. Class A	35,759	359,020
	LaCrosse Footwear, Inc.	6,213	47,902
*	Lakeland Industries, Inc.	3,775	28,275
*	Lakes Entertainment, Inc.	7,785	24,445
* #	Lamar Advertising Co.	10,500	177,450
	Landry’s Restaurants, Inc.	1,100	10,054
* #	Las Vegas Sands Corp.	16,700	130,594
*	Lazare Kaplan International, Inc.	3,667	4,914
	La-Z-Boy, Inc.	48,264	128,382
*	LeapFrog Enterprises, Inc.	29,800	53,342
*	Lear Corp.	68,200	54,560
#	Lee Enterprises, Inc.	18,653	7,088
#	Leggett & Platt, Inc.	140,889	2,023,166
#	Lennar Corp. Class A	156,924	1,528,440
	Lennar Corp. Class B	13,058	100,938
	Libbey, Inc.	10,000	12,200
*	Liberty Global, Inc. Class A	59,152	975,416

6

*	Liberty Global, Inc. Series C	63,181	1,033,641
*	Liberty Media Corp. - Entertainment Class A	324,533	7,902,379
*	Liberty Media Corp. - Entertainment Class B	3,676	92,525
*	Liberty Media Corp. Capital Class A	119,104	1,393,517
*	Liberty Media Corp. Capital Class B	1,494	18,309
*	Liberty Media Corp. Interactive Class A	348,685	1,848,030
*	Liberty Media Corp. Interactive Class B	8,374	45,806
* #	Life Time Fitness, Inc.	30,114	564,939
#	Lifetime Brands, Inc.	11,743	32,998
	Limited Brands, Inc.	154,372	1,762,928
*	LIN TV Corp.	18,600	29,760
*	Lincoln Educational Services Corp.	22,229	368,779
	Lithia Motors, Inc. Class A	10,453	30,523
* #	Live Nation, Inc.	63,237	247,257
	Liz Claiborne, Inc.	25,776	122,178
* #	LKQ Corp.	188,176	3,195,228
*	Lodgenet Entertainment Corp.	7,407	30,072
*	Lodgian, Inc.	22,139	56,897
	Lowe’s Companies, Inc.	509,400	10,952,100
*	Luby’s, Inc.	30,352	162,687
*	Lumber Liquidators, Inc.	3,400	50,864
#	M/I Homes, Inc.	30,680	468,484
*	Mace Security International, Inc.	4,449	3,960
#	Macy’s, Inc.	359,456	4,917,358
*	Maidenform Brands, Inc.	27,004	344,301
	Marine Products Corp.	35,083	163,136
*	MarineMax, Inc.	10,400	47,320
#	Marriott International, Inc. Class A	43,103	1,015,507
* #	Martha Stewart Living Omnimedia, Inc.	21,906	79,300
* #	Marvel Entertainment, Inc.	12,600	375,984
	Mattel, Inc.	155,920	2,332,563
#	Matthews International Corp. Class A	23,700	742,284
*	McCormick & Schmick’s Seafood Restaurants, Inc.	500	3,540
	McDonald’s Corp.	92,088	4,907,370
	McGraw-Hill Companies, Inc.	23,329	703,369
	MDC Holdings, Inc.	56,500	1,931,170
*	Meade Instruments Corp.	1,100	198
#	Media General, Inc. Class A	16,131	41,941
*	Mediacom Communications Corp.	33,732	191,935
#	Meredith Corp.	40,440	1,014,235
*	Meritage Homes Corp.	25,189	524,183
*	Meritage Hospitality Group, Inc.	299	179
* #	MGM Mirage	44,780	375,256
*	Midas, Inc.	6,973	69,730
	Modine Manufacturing Co.	31,200	119,184
* #	Mohawk Industries, Inc.	62,209	2,943,108
*	Monarch Casino & Resort, Inc.	18,647	190,572
#	Monro Muffler Brake, Inc.	30,751	767,852
* #	Morgans Hotel Group	25,462	109,232
*	Morningstar, Inc.	9,805	388,964
*	Morton’s Restaurant Group, Inc.	900	4,176
	Movado Group, Inc.	23,081	211,653
*	MTR Gaming Group, Inc.	19,267	39,690
*	Multimedia Games, Inc.	25,419	53,888
*	Nathan’s Famous, Inc.	7,105	99,825

7

#	National CineMedia, Inc.	35,315	513,127
*	National Lampoon, Inc.	3,300	330
	National Presto Industries, Inc.	8,015	571,149
	Nautilus Group, Inc.	30,500	30,500
*	Navarre Corp.	13,700	5,892
* #	Netflix, Inc.	20,041	908,058
*	Nevada Gold & Casinos, Inc.	1,700	1,292
	New Frontier Media, Inc.	17,805	34,898
*	New Motion, Inc.	5,330	4,957
*	New York & Co., Inc.	13,875	80,475
	Newell Rubbermaid, Inc.	146,872	1,534,812
	News Corp. Class A	438,383	3,621,044
#	News Corp. Class B	117,424	1,070,907
	NIKE, Inc. Class B	32,500	1,705,275
*	Nobel Learning Communities, Inc.	7,696	91,159
	Nobility Homes, Inc.	2,427	21,236
#	Noble International, Ltd.	20,638	2,270
#	Nordstrom, Inc.	22,872	517,593
	Nutri/System, Inc.	14,728	202,363
*	NVR, Inc.	4,754	2,402,529
*	Office Depot, Inc.	22,200	57,498
	OfficeMax, Inc.	42,144	313,973
	Omnicom Group, Inc.	14,480	455,686
*	Orange 21, Inc.	574	462
#	Orleans Homebuilders, Inc.	11,607	24,375
	O’Charleys, Inc.	17,682	123,244
* #	O’Reilly Automotive, Inc.	90,600	3,519,810
* #	Outdoor Channel Holdings, Inc.	31,242	233,690
* #	Overstock.com, Inc.	17,559	236,695
	Oxford Industries, Inc.	12,400	120,776
*	P & F Industries, Inc. Class A	1,381	1,450
* #	P.F. Chang’s China Bistro, Inc.	23,818	718,827
*	Pacific Sunwear of California, Inc.	50,732	205,465
*	Palm Harbor Homes, Inc.	28,562	86,828
* #	Panera Bread Co.	19,844	1,111,462
*	Papa John’s International, Inc.	12,766	338,810
*	PC Mall, Inc.	11,175	71,520
*	Penn National Gaming, Inc.	36,900	1,255,338
	Pennichuck Corp.	3,044	62,402
#	Penske Automotive Group, Inc.	82,000	1,086,500
*	Perry Ellis International, Inc.	7,329	53,722
* #	PetMed Express, Inc.	19,700	320,322
#	PetSmart, Inc.	69,796	1,596,932
	Phillips-Van Heusen Corp.	58,615	1,701,593
*	Phoenix Footwear Group, Inc.	4,509	1,849
*	Pinnacle Entertainment, Inc.	46,924	585,612
*	Playboy Enterprises, Inc. Class A	812	2,615
*	Playboy Enterprises, Inc. Class B	24,304	73,155
* #	PokerTek, Inc.	2,300	2,691
#	Polaris Industries, Inc.	14,000	468,300
#	Polo Ralph Lauren Corp.	28,000	1,507,520
*	Pomeroy IT Solutions, Inc.	3,300	11,649
#	Pool Corp.	38,032	679,252
* #	Premier Exhibitions, Inc.	6,900	5,175
#	Pre-Paid Legal Services, Inc.	12,424	457,576

8

* #	Priceline.com, Inc.	8,800	854,392
	PRIMEDIA, Inc.	21,066	82,157
*	Princeton Review, Inc.	29,814	129,393
* #	Progressive Gaming International Corp.	4,113	68
*	Proliance International, Inc.	5,180	1,191
#	Pulte Homes, Inc.	290,600	3,344,806
*	Q.E.P. Co., Inc.	670	1,641
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	3,128	2,252
*	Quiksilver, Inc.	84,400	139,260
*	R.H. Donnelley Corp.	31,065	4,349
*	Radio One, Inc. Class D	37,614	16,926
#	RadioShack Corp.	139,916	1,970,017
*	Rainmaker Systems, Inc.	17,083	17,083
*	Raser Technologies, Inc.	9,100	35,581
*	RC2 Corp.	14,947	169,051
	RCN Corp.	39,075	160,207
*	Reading International, Inc. Class A	10,126	35,694
*	Reading International, Inc. Class B	300	1,275
*	Red Lion Hotels Corp.	17,388	79,463
* #	Red Robin Gourmet Burgers, Inc.	16,190	397,464
*	Regent Communications, Inc.	1,660	224
	Regis Corp.	50,744	971,240
*	Rent-A-Center, Inc.	81,990	1,578,307
*	Rentrak Corp.	12,744	123,617
*	Retail Ventures, Inc.	27,580	71,708
*	Rex Stores Corp.	19,000	226,100
*	Rick’s Cabaret International, Inc.	2,200	13,112
*	Rockford Corp.	1,653	661
* #	Rocky Brands, Inc.	3,543	12,932
	Ross Stores, Inc.	75,681	2,871,337
#	Royal Caribbean Cruises, Ltd.	129,600	1,909,008
*	Rubio’s Restaurants, Inc.	6,175	33,036
	Ruby Tuesday, Inc.	22,517	172,931
	Russ Berrie & Co., Inc.	4,300	8,213
*	Ruth’s Hospitality Group, Inc.	5,601	20,276
#	Ryland Group, Inc.	56,702	1,174,298
*	Saga Communications, Inc.	3,821	35,574
#	Saks, Inc.	55,578	289,561
	Salem Communications Corp.	12,725	8,017
*	Sally Beauty Holdings, Inc.	51,118	378,273
	Sauer-Danfoss, Inc.	38,198	158,522
#	Scholastic Corp.	21,700	428,141
*	Scientific Games Corp.	86,224	1,508,058
	Scripps Networks Interactive	36,355	997,581
*	Sealy Corp.	67,100	237,534
* #	Sears Holdings Corp.	103,265	6,450,965
	Service Corp. International	355,943	1,612,422
#	Sherwin-Williams Co.	14,700	832,608
	Shiloh Industries, Inc.	9,806	24,515
*	Shoe Carnival, Inc.	13,509	157,515
*	Shuffle Master, Inc.	61,005	232,429
*	Shutterfly, Inc.	24,602	315,152
	Signet Jewelers, Ltd. ADR	7,012	111,280
*	Silverleaf Resorts, Inc.	11,604	9,399
	Sinclair Broadcast Group, Inc. Class A	39,516	43,863

9

*	Skechers U.S.A., Inc. Class A	33,774	395,156
	Skyline Corp.	10,884	225,625
* #	Smith & Wesson Holding Corp.	15,200	108,984
	Snap-On, Inc.	69,369	2,352,996
	Sonesta International Hotels Corp. Class A	538	4,143
#	Sonic Automotive, Inc.	56,087	289,409
* #	Sonic Corp.	41,911	457,668
#	Sotheby’s Class A	14,500	168,345
* #	Source Interlink Companies, Inc.	15,200	1,535
*	Spanish Broadcasting System, Inc.	27,596	4,967
	Spartan Motors, Inc.	24,965	201,468
#	Speedway Motorsports, Inc.	43,456	651,840
*	Sport Chalet, Inc. Class A	8,108	4,784
*	Sport Chalet, Inc. Class B	525	814
	Sport Supply Group, Inc.	13,576	81,728
	Stage Stores, Inc.	30,650	375,462
*	Stamps.com, Inc.	18,865	176,576
	Standard Motor Products, Inc.	12,400	49,600
	Standard Pacific Corp.	100,366	187,684
	Stanley Furniture, Inc.	4,418	45,329
	Staples, Inc.	53,572	1,104,655
*	Starbucks Corp.	33,938	490,743
#	Starwood Hotels & Resorts Worldwide, Inc.	17,000	354,620
	Stein Mart, Inc.	300	1,311
*	Steinway Musical Instruments, Inc.	8,863	119,030
*	Steven Madden, Ltd.	22,882	673,188
	Stewart Enterprises, Inc.	24,804	86,566
*	Stoneridge, Inc.	22,909	52,920
	Strattec Security Corp.	4,792	62,775
#	Strayer Education, Inc.	4,100	776,581
	Sturm Ruger & Co., Inc.	23,827	293,310
*	Sun-Times Media Group, Inc. Class A	27,900	572
#	Superior Industries International, Inc.	22,556	340,144
	Superior Uniform Group, Inc.	12,533	95,627
*	Syms Corp.	2,630	14,886
	Systemax, Inc.	39,813	671,247
	Talbots, Inc.	24,302	57,353
	Tandy Brand Accessories, Inc.	5,800	12,354
*	Tandy Leather Factory, Inc.	4,833	13,291
#	Target Corp.	76,292	3,147,808
*	Tarrant Apparel Group	9,957	7,766
#	Tempur-Pedic International, Inc.	37,243	478,945
*	Tenneco Automotive, Inc.	34,900	106,794
* #	Texas Roadhouse, Inc.	72,644	826,689
* #	The Children’s Place Retail Stores, Inc.	31,580	898,135
* #	The DIRECTV Group, Inc.	111,600	2,759,868
* #	The Dress Barn, Inc.	60,169	910,959
*	The Hallwood Group, Inc.	797	9,448
	The Marcus Corp.	24,326	308,940
	The McClatchey Co.	18,784	9,956
	The Men’s Wearhouse, Inc.	44,998	838,763
	The New York Times Co. Class A	150,664	810,572
	The Pep Boys - Manny, Moe & Jack	48,972	362,393
#	The Stanley Works	62,100	2,361,663
*	The Steak n Shake Co.	40,462	467,741

10

#	The TJX Companies, Inc.	27,494	769,007
* #	The Walking Co. Holdings, Inc.	4,714	8,957
*	The Wet Seal, Inc. Class A	106,280	404,927
#	Thor Industries, Inc.	59,668	1,371,767
*	Ticketmaster Entertainment, Inc.	27,760	146,018
#	Tiffany & Co.	61,444	1,778,189
* #	Timberland Co. Class A	52,890	858,934
	Time Warner Cable, Inc.	129,935	4,187,805
	Time Warner, Inc.	505,637	11,038,056
* #	TiVo, Inc.	51,458	385,935
*	Toll Brothers, Inc.	137,400	2,783,724
* #	Tractor Supply Co.	30,900	1,247,742
*	Trans World Entertainment Corp.	1,798	1,223
* #	True Religion Apparel, Inc.	18,100	285,256
*	TRW Automotive Holdings Corp.	86,062	741,854
	Tupperware Corp.	28,324	708,950
*	Tween Brands, Inc.	18,900	55,188
	Tyco Electronics, Ltd.	152,500	2,659,600
*	Ulta Salon, Cosmetics & Fragrance, Inc.	2,966	25,952
* #	Under Armour, Inc. Class A	10,500	247,170
*	Unifi, Inc.	75,383	67,845
	Unifirst Corp.	17,480	651,829
*	Universal Electronics, Inc.	17,155	321,485
*	Universal Technical Institute, Inc.	18,748	266,972
*	Urban Outfitters, Inc.	11,700	228,033
	V.F. Corp.	53,300	3,159,091
* #	Vail Resorts, Inc.	37,701	1,100,869
*	Valassis Communications, Inc.	32,900	170,093
	Value Line, Inc.	2,830	79,381
*	ValueVision Media, Inc. Class A	17,572	12,476
* #	VCG Holding Corp.	8,900	17,533
*	Viacom, Inc. Class A	13,609	281,026
*	Viacom, Inc. Class B	138,600	2,666,664
	Virco Manufacturing Corp.	8,180	26,012
	Visteon Corp.	39,700	7,543
* #	Volcom, Inc.	9,758	131,635
*	Voyager Learning Co.	7,226	14,452
#	WABCO Holdings, Inc.	5,300	84,747
*	Warnaco Group, Inc.	56,350	1,625,134
*	Warner Music Group Corp.	46,600	250,708
	Washington Post Co.	2,200	920,898
#	Weight Watchers International, Inc.	18,000	447,840
*	Wells-Gardner Electronics Corp.	2,976	2,292
	Wendy’s/Arby’s Group, Inc.	267,288	1,336,440
*	West Marine, Inc.	18,273	105,070
*	Westwood One, Inc.	22,900	1,603
	Weyco Group, Inc.	7,315	200,797
#	Whirlpool Corp.	62,199	2,808,907
	Wiley (John) & Sons, Inc. Class A	43,578	1,477,294
	Wiley (John) & Sons, Inc. Class B	3,422	116,485
*	Williams Controls, Inc.	6,026	32,540
	Williams-Sonoma, Inc.	88,762	1,242,668
*	Winmark Corp.	795	10,248
	Winnebago Industries, Inc.	17,516	154,316
* #	WMS Industries, Inc.	28,729	922,488

11

#	Wolverine World Wide, Inc.	43,457	905,209
	World Wrestling Entertainment, Inc.	27,091	289,874
*	WPT Enterprises, Inc.	3,728	2,796
	Wyndham Worldwide Corp.	153,101	1,788,220
* #	Wynn Resorts, Ltd.	16,000	627,680
*	Xerium Technologies, Inc.	19,000	15,770
	Yum! Brands, Inc.	23,904	797,198
* #	Zale Corp.	39,800	148,056
* #	Zumiez, Inc.	18,013	217,237
Total Consumer Discretionary			412,849,639

Consumer Staples — (6.4%)
#	Alberto-Culver Co.	85,172	1,898,484
#	Alico, Inc.	8,271	219,430
*	Alliance One International, Inc.	96,846	363,172
	Altria Group, Inc.	409,900	6,693,667
	American Italian Pasta Co.	1,700	53,448
#	Andersons, Inc.	15,734	252,845
	Archer-Daniels-Midland Co.	261,539	6,439,090
	Arden Group, Inc. Class A	1,742	203,814
	Avon Products, Inc.	26,922	612,745
	B&G Foods, Inc.	13,565	83,018
* #	BJ’s Wholesale Club, Inc.	49,469	1,649,296
* #	Boston Beer Co., Inc. Class A	16,195	430,787
*	Bridgford Foods Corp.	5,766	28,772
	Brown-Forman Corp. Class A	3,223	156,960
	Brown-Forman Corp. Class B	8,759	407,293
*	Cagle’s, Inc. Class A	1,262	2,776
	Calavo Growers, Inc.	16,514	234,664
#	Cal-Maine Foods, Inc.	21,145	559,708
#	Campbell Soup Co.	37,516	964,912
*	Caribou Coffee Co.	5,190	20,760
#	Casey’s General Stores, Inc.	46,172	1,228,637
	CCA Industries, Inc.	1,900	5,510
* #	Central European Distribution Corp.	28,767	644,381
*	Central Garden & Pet Co.	26,310	253,102
*	Central Garden & Pet Co. Class A	18,038	163,605
* #	Chattem, Inc.	8,600	472,226
#	Chiquita Brands International, Inc.	92,071	696,977
	Church & Dwight Co., Inc.	40,600	2,209,046
#	Clorox Co.	14,300	801,515
	Coca-Cola Bottling Co.	4,944	257,681
	Coca-Cola Co.	167,513	7,211,435
	Coca-Cola Enterprises, Inc.	259,919	4,434,218
	Colgate-Palmolive Co.	29,698	1,752,182
* #	Collective Brands, Inc.	41,388	600,954
*	Constellation Brands, Inc. Class A	143,300	1,660,847
*	Constellation Brands, Inc. Class B	5,807	68,232
	Corn Products International, Inc.	93,950	2,245,405
#	Costco Wholesale Corp.	35,000	1,701,000
*	Craft Brewers Alliance, Inc.	7,380	16,015
*	Cuisine Solutions, Inc.	3,822	3,440
	CVS Caremark Corp.	598,385	19,016,675
*	Darling International, Inc.	42,457	242,854
*	Dean Foods Co.	63,100	1,306,170

12

	Del Monte Foods Co.	274,339	2,071,259
#	Diamond Foods, Inc.	15,450	404,635
*	Elizabeth Arden, Inc.	30,517	264,277
* #	Energizer Holdings, Inc.	44,428	2,545,724
#	Estee Lauder Companies, Inc.	10,700	319,930
	Farmer Brothers Co.	17,929	354,098
#	Flowers Foods, Inc.	54,392	1,256,455
*	Fresh Del Monte Produce, Inc.	73,785	1,071,358
	GateHouse Media, Inc.	25,200	2,772
	General Mills, Inc.	54,044	2,739,490
	Golden Enterprises, Inc.	3,787	8,899
	Great Atlantic & Pacific Tea, Inc.	48,626	356,915
* #	Green Mountain Coffee, Inc.	24,536	1,774,198
	Griffin Land & Nurseries, Inc. Class A	5,035	156,740
*	Hain Celestial Group, Inc.	47,121	786,449
*	Hansen Natural Corp.	18,900	770,364
	Heinz (H.J.) Co.	23,061	793,760
#	Hormel Foods Corp.	69,372	2,170,650
*	IGI Labratories, Inc.	4,339	4,643
	Imperial Sugar Co.	13,248	86,774
	Ingles Market, Inc. Class A	15,346	239,551
*	Integrated Biopharma, Inc.	1,529	157
	Inter Parfums, Inc.	30,623	237,634
	J & J Snack Foods Corp.	21,559	835,627
	J.M. Smucker Co.	59,324	2,337,366
*	Katy Industries, Inc.	600	510
	Kellogg Co.	27,414	1,154,404
	Kimberly-Clark Corp.	20,900	1,027,026
	Kraft Foods, Inc.	594,231	13,905,005
#	Lancaster Colony Corp.	25,263	1,106,519
#	Lance, Inc.	30,290	701,516
* #	Lifeway Foods, Inc.	6,429	57,990
	Lorillard, Inc.	13,550	855,411
#	Mannatech, Inc.	29,118	127,246
*	Maui Land & Pineapple Co., Inc.	6,934	44,031
#	McCormick & Co., Inc.	10,600	312,170
	McCormick & Co., Inc. Voting Common Stock	577	16,871
*	Medifast, Inc.	15,665	109,498
	MGP Ingredients, Inc.	11,310	19,001
	Molson Coors Brewing Co.	100,644	3,849,633
#	Molson Coors Brewing Co. Class A	400	15,200
*	Monterey Pasta Co.	14,154	18,683
#	Nash-Finch Co.	15,739	460,995
* #	National Beverage Corp.	44,866	472,439
*	Natural Alternatives International, Inc.	7,028	42,238
* #	Natural Health Trends Corp.	3,610	2,040
# ●	Nature’s Sunshine Products, Inc.	400	1,782
*	NBTY, Inc.	70,760	1,833,392
	Nu Skin Enterprises, Inc. Class A	60,830	779,841
	Oil-Dri Corp. of America	10,212	164,822
*	Omega Protein Corp.	13,209	42,137
*	Orchids Paper Products Co.	3,550	60,705
*	Overhill Farms, Inc.	8,374	36,846
*	Pantry, Inc.	24,177	571,061
*	Parlux Fragrances, Inc.	41,000	98,400

13

*	Peet’s Coffee & Tea, Inc.	13,283	362,360
	Pepsi Bottling Group, Inc.	58,000	1,813,660
	PepsiAmericas, Inc.	141,088	3,466,532
	PepsiCo, Inc.	114,044	5,674,829
	Philip Morris International, Inc.	141,000	5,104,200
#	Pilgrim’s Pride Corp.	52,800	211,200
*	Prestige Brands Holdings, Inc.	60,840	393,026
	PriceSmart, Inc.	29,160	520,506
	Procter & Gamble Co.	480,488	23,755,327
	Ralcorp Holdings, Inc.	19,528	1,116,220
#	Reddy Ice Holdings, Inc.	7,400	16,650
	Reliv’ International, Inc.	7,179	22,255
*	Revlon, Inc.	35,975	170,521
	Reynolds American, Inc.	113,493	4,310,464
* #	Rite Aid Corp.	259,632	233,669
	Rocky Mountain Chocolate Factory, Inc.	12,858	79,591
#	Ruddick Corp.	44,000	1,129,040
	Safeway, Inc.	174,131	3,439,087
#	Sanderson Farms, Inc.	22,352	891,845
*	Sanfilippo (John B.) & Son, Inc.	5,698	32,479
	Sara Lee Corp.	242,000	2,013,440
*	Schiff Nutrition International, Inc.	12,348	59,270
	Seaboard Corp.	766	716,210
*	Seneca Foods Corp. Class A	3,424	83,631
*	Seneca Foods Corp. Class B	1,751	43,863
*	Smart Balance, Inc.	69,847	491,024
*	Smithfield Foods, Inc.	142,194	1,228,556
	Spartan Stores, Inc.	25,180	409,679
* #	Star Scientific, Inc.	100,030	492,148
	SUPERVALU, Inc.	126,404	2,066,705
	Sysco Corp.	37,371	871,865
	Tasty Baking Co.	3,240	13,770
#	The Hershey Co.	14,000	505,960
	The Kroger Co.	65,500	1,416,110
*	Tofutti Brands, Inc.	1,645	2,138
#	Tootsie Roll Industries, Inc.	32,140	782,609
*	TreeHouse Foods, Inc.	37,988	1,010,101
	Tyson Foods, Inc. Class A	238,148	2,510,080
* #	United Natural Foods, Inc.	46,702	1,063,872
	United-Guardian, Inc.	2,275	15,925
#	Universal Corp.	30,871	931,069
*	USANA Health Services, Inc.	15,574	372,374
#	Vector Group, Ltd.	31,114	419,417
*	Vermont Pure Holdings, Ltd.	600	414
	Village Super Market, Inc.	4,090	126,708
	Walgreen Co.	124,168	3,902,600
	Wal-Mart Stores, Inc.	405,000	20,412,000
	WD-40 Co.	15,200	411,312
	Weis Markets, Inc.	31,742	1,174,137
#	Whole Foods Market, Inc.	5,844	121,146
*	Winn-Dixie Stores, Inc.	66,206	758,721
*	Zapata Corp.	9,535	59,975
Total Consumer Staples			214,975,175

14

Energy — (8.1%)
*	Abraxas Petroleum Corp.	37,774	33,241
	Adams Resources & Energy, Inc.	3,260	48,085
*	Allis-Chalmers Energy, Inc.	27,128	52,357
	Alon USA Energy, Inc.	48,400	614,680
* #	Alpha Natural Resources, Inc.	35,600	729,088
*	American Oil & Gas, Inc.	27,627	18,510
	Anadarko Petroleum Corp.	191,338	8,239,014
	Apache Corp.	140,063	10,204,990
#	Arch Coal, Inc.	41,400	578,358
*	Arena Resources, Inc.	17,200	493,124
	Atlas America, Inc.	31,299	487,012
* #	ATP Oil & Gas Corp.	13,400	95,944
*	Atwood Oceanics, Inc.	44,416	991,365
#	Baker Hughes, Inc.	44,672	1,589,430
	Barnwell Industries, Inc.	4,320	18,792
*	Basic Energy Services, Inc.	31,800	324,360
	Berry Petroleum Corp. Class A	26,161	431,133
*	Bill Barret Corp.	53,936	1,401,257
	BJ Services Co.	142,372	1,977,547
*	Bolt Technology Corp.	7,200	73,224
*	Boots & Coots International Well Control, Inc.	36,000	61,920
*	Brigham Exploration Co.	41,294	96,628
* #	Bristow Group, Inc.	23,280	529,853
*	Bronco Drilling Co., Inc.	21,400	117,486
	Cabot Oil & Gas Corp.	59,000	1,781,210
*	Cal Dive International, Inc.	62,461	494,691
*	Callon Petroleum Co.	11,522	20,279
*	Cameron International Corp.	12,544	320,876
#	CARBO Ceramics, Inc.	25,700	789,247
*	Carrizo Oil & Gas, Inc.	14,200	175,086
*	Cheniere Energy, Inc.	46,547	183,395
	Chesapeake Energy Corp.	166,642	3,284,514
	Chevron Corp.	594,814	39,317,205
	Cimarex Energy Co.	54,200	1,457,980
	CKX Lands, Inc.	1,446	16,564
*	Clayton Williams Energy, Inc.	8,754	262,883
*	CNX Gas Corp.	24,793	638,420
*	Complete Production Services, Inc.	66,145	441,849
* #	Comstock Resources, Inc.	50,088	1,726,032
*	Concho Resources, Inc.	36,905	1,011,935
	ConocoPhillips	570,496	23,390,336
	CONSOL Energy, Inc.	12,900	403,512
*	Contango Oil & Gas Co.	12,216	462,864
*	CREDO Petroleum Corp.	13,101	108,083
#	Crosstex Energy, Inc.	18,978	37,387
*	Crusader Energy Group, Inc.	12,343	987
*	CVR Energy, Inc.	2,900	21,344
*	Dawson Geophysical Co.	6,270	123,268
	Delek US Holdings, Inc.	41,100	422,097
* #	Delta Petroleum Corp.	91,577	269,236
*	Denbury Resources, Inc.	100,900	1,642,652
	Devon Energy Corp.	180,050	9,335,592
#	Diamond Offshore Drilling, Inc.	10,800	782,028
*	Dresser-Rand Group, Inc.	27,800	684,714
*	Dril-Quip, Inc.	16,000	550,080

15

*	Dune Energy, Inc.	22,695	2,723
*	Edge Petroleum Corp.	20,381	4,076
	El Paso Corp.	137,657	949,833
*	Encore Acquisition Co.	65,072	1,899,452
*	Endeavour International Corp.	39,903	63,446
*	Energy Partners, Ltd.	24,800	3,224
	ENSCO International, Inc.	125,029	3,535,820
#	EOG Resources, Inc.	99,631	6,324,576
* #	Evergreen Energy, Inc.	12,340	13,586
*	Evolution Petroleum Corp.	4,655	10,660
*	EXCO Resources, Inc.	83,600	984,808
*	Exterran Holdings, Inc.	82,514	1,703,914
	Exxon Mobil Corp.	404,458	26,965,215
* #	FMC Technologies, Inc.	13,400	458,682
*	Forest Oil Corp.	41,952	671,232
	Foundation Coal Holdings, Inc.	23,500	381,640
	Frontier Oil Corp.	140,200	1,781,942
*	FX Energy, Inc.	41,514	156,093
*	Gasco Energy, Inc.	36,100	18,050
#	General Maritime Corp.	36,114	358,612
*	Geokinetics, Inc.	1,710	8,054
*	Geomet, Inc.	1,692	1,590
* #	GeoResources, Inc.	7,689	54,592
*	Global Industries, Ltd.	3,800	24,586
* #	GMX Resources, Inc.	6,800	74,392
* #	Goodrich Petroleum Corp.	10,885	249,593
	Gulf Island Fabrication, Inc.	12,100	156,574
*	Gulfmark Offshore, Inc.	19,862	533,891
*	Gulfport Energy Corp.	33,878	100,618
	Halliburton Co.	45,207	914,086
*	Harvest Natural Resources, Inc.	65,844	335,804
*	Helix Energy Solutions Group, Inc.	31,703	288,180
#	Helmerich & Payne, Inc.	49,030	1,511,105
#	Hess Corp.	131,009	7,177,983
*	HKN, Inc.	4,150	7,055
#	Holly Corp.	51,386	1,077,051
*	Hornbeck Offshore Services, Inc.	20,100	466,923
	Houston American Energy Corp.	1,022	2,105
*	Infinity, Inc.	7,344	3,599
* #	International Coal Group, Inc.	81,400	161,986
*	James River Coal Co.	11,270	160,485
	Lufkin Industries, Inc.	15,890	554,561
#	Marathon Oil Corp.	294,470	8,745,759
*	Mariner Energy, Inc.	78,942	898,360
#	Massey Energy Co.	49,100	781,181
*	Matrix Service Co.	28,895	276,814
* #	McMoran Exploration Co.	39,300	215,757
*	Meridian Resource Corp.	67,129	18,125
*	Mitcham Industries, Inc.	6,799	30,595
	Murphy Oil Corp.	79,706	3,802,773
*	Nabors Industries, Ltd.	40,059	609,297
*	NATCO Group, Inc. Class A	16,700	401,802
*	National Coal Corp.	19,000	23,370
*	National-Oilwell, Inc.	136,043	4,119,382
*	Natural Gas Services Group, Inc.	15,272	152,415

16

*	New Concept Energy, Inc.	318	1,428
*	Newfield Exploration Co.	51,744	1,613,378
*	Newpark Resources, Inc.	93,099	260,677
	Noble Energy, Inc.	72,300	4,103,025
	Occidental Petroleum Corp.	157,660	8,874,681
* #	Oceaneering International, Inc.	12,000	546,840
*	Oil States International, Inc.	37,100	701,190
*	OMNI Energy Services Corp.	8,800	10,120
#	Overseas Shipholding Group, Inc.	30,772	883,464
* #	Pacific Ethanol, Inc.	18,900	6,993
	Panhandle Royalty Co.	10,037	172,135
*	Parallel Petroleum Corp.	26,600	35,378
*	Parker Drilling Co.	119,200	328,992
	Patterson-UTI Energy, Inc.	119,544	1,519,404
	Peabody Energy Corp.	13,500	356,265
#	Penn Virginia Corp.	46,900	659,883
*	Petrohawk Energy Corp.	131,221	3,096,816
*	Petroleum Development Corp.	29,657	480,740
* #	PetroQuest Energy, Inc.	30,900	93,009
*	PHI, Inc. Non-Voting	12,430	140,708
*	PHI, Inc. Voting	1,866	24,221
*	Pioneer Drilling Co.	38,400	192,000
	Pioneer Natural Resources Co.	60,300	1,394,136
*	Plains Exploration & Production Co.	113,505	2,141,839
*	PowerSecure International, Inc.	12,488	51,700
*	Pride International, Inc.	71,286	1,618,192
*	Pyramid Oil Co.	600	2,280
*	Quest Resource Corp.	18,261	8,035
* #	Quicksilver Resources, Inc.	39,200	318,696
#	Range Resources Corp.	87,500	3,497,375
*	Rentech, Inc.	16,800	9,912
	Rowan Companies, Inc.	85,084	1,328,161
*	Royale Energy, Inc.	4,960	9,325
	RPC, Inc.	74,486	797,000
*	SandRidge Energy, Inc.	2,500	20,400
	Schlumberger, Ltd.	76,000	3,723,240
*	SEACOR Holdings, Inc.	27,900	1,833,588
	Smith International, Inc.	17,278	446,636
*	Southwestern Energy Co.	32,576	1,168,175
	Spectra Energy Corp.	66,668	966,686
#	St. Mary Land & Exploration Co.	51,340	917,446
*	Stone Energy Corp.	29,330	126,412
* #	SulphCo, Inc.	28,200	25,380
	Sunoco, Inc.	96,300	2,552,913
*	Superior Energy Services, Inc.	58,771	1,128,991
*	Superior Well Services, Inc.	20,327	217,499
* #	Swift Energy Corp.	30,034	324,968
*	Syntroleum Corp.	7,746	14,330
*	T-3 Energy Services, Inc.	9,316	125,114
#	Tesoro Petroleum Corp.	167,935	2,561,009
*	Teton Energy Corp.	14,289	5,287
*	TETRA Technologies, Inc.	57,500	328,900
*	TGC Industries, Inc.	15,214	48,382
	The Williams Companies, Inc.	41,844	590,000
	Tidewater, Inc.	64,586	2,793,344

17

#	Toreador Resources Corp.	13,943	51,589
* #	Trico Marine Services, Inc.	13,500	52,380
*	Tri-Valley Corp.	5,300	6,625
* #	TXCO Resources, Inc.	21,917	10,301
*	Union Drilling, Inc.	17,200	103,028
* #	Unit Corp.	45,500	1,241,695
*	Uranium Resources, Inc.	18,165	26,703
#	USEC, Inc.	90,638	561,049
*	VAALCO Energy, Inc.	63,270	301,798
	Valero Energy Corp.	156,804	3,110,991
* #	Venoco, Inc.	28	122
* #	Verenium Corp.	7,200	2,448
#	W&T Offshore, Inc.	68,600	636,608
*	Warren Resources, Inc.	48,089	76,942
*	Western Refining, Inc.	66,712	839,904
*	Westmoreland Coal Co.	7,214	61,319
*	Whiting Petroleum Corp.	41,288	1,352,595
#	World Fuel Services Corp.	27,945	1,065,543
	XTO Energy, Inc.	240,650	8,340,929
Total Energy			272,631,038

Financials — (15.1%)
*	1st Constitution Bancorp	2,517	15,354
	1st Source Corp.	26,169	513,959
	21st Century Holding Co.	6,646	26,385
	Abigail Adams National Bancorp, Inc.	2,023	4,147
	Abington Bancorp, Inc.	31,001	272,499
	Access National Corp.	8,054	48,646
	Advance America Cash Advance Centers, Inc.	52,022	208,088
	Advanta Corp. Class A	11,188	8,727
	Advanta Corp. Class B	24,541	28,713
*	Affiliated Managers Group, Inc.	17,700	1,006,245
	Affirmative Insurance Holdings, Inc.	9,681	32,044
	AFLAC, Inc.	60,230	1,740,045
*	Allegheny Corp.	7,221	1,831,730
	Alliance Bancorp, Inc. of Pennsylvania	3,708	30,776
	Alliance Financial Corp.	2,607	54,669
	Allied World Assurance Co. Holdings, Ltd.	46,704	1,734,587
	Allstate Corp.	225,580	5,262,781
*	Alphatec Holdings, Inc.	16,803	34,446
	Amcore Financial, Inc.	20,161	29,637
	Ameriana Bancorp	898	3,457
	American Bancorp of New Jersey, Inc.	11,285	113,753
#	American Capital, Ltd.	114,144	352,705
	American Equity Investment Life Holding Co.	41,544	233,893
#	American Express Co.	105,412	2,658,491
	American Financial Group, Inc.	152,581	2,682,374
*	American Independence Corp.	5,200	18,200
	American National Bankshares, Inc.	6,057	95,519
	American National Insurance Co.	20,278	1,376,268
	American Physicians Capital, Inc.	11,397	474,799
	American River Bankshares	5,765	59,552
*	American Safety Insurance Holdings, Ltd.	200	2,276
*	American Spectrum Realty, Inc.	640	13,133
#	American West Bancorporation	14,900	11,920

18

* #	AmeriCredit Corp.	114,560	1,165,075
	Ameriprise Financial, Inc.	75,224	1,982,152
	Ameris Bancorp	9,921	64,983
*	Amerisafe, Inc.	21,919	336,676
	AmeriServe Financial, Inc.	13,724	24,291
	AmTrust Financial Services, Inc.	65,354	596,682
	Anchor Bancorp Wisconsin, Inc.	18,600	30,318
	AON Corp.	87,135	3,677,097
*	Appalachian Bancshares, Inc.	300	363
*	Argo Group International Holdings, Ltd.	41,471	1,160,773
	Arrow Financial Corp.	12,896	341,486
	Aspen Insurance Holdings, Ltd.	90,984	2,145,403
	Asset Acceptance Capital Corp.	28,225	233,985
#	Associated Banc-Corp.	141,439	2,188,061
	Assurant, Inc.	48,056	1,174,489
	Assured Guaranty, Ltd.	2,100	20,286
#	ASTA Funding, Inc.	8,970	25,834
	Astoria Financial Corp.	119,488	986,971
*	Atlantic American Corp.	11,687	7,772
	Atlantic Coast Federal Corp.	7,807	17,917
	Auburn National Bancorporation, Inc.	939	21,832
	Axis Capital Holdings, Ltd.	52,486	1,293,255
* #	B of I Holding, Inc.	3,934	25,217
	Baldwin & Lyons, Inc. Class A	1,758	32,523
	Baldwin & Lyons, Inc. Class B	9,809	196,670
	BancFirst Corp.	30,274	1,292,700
	Bancorp Rhode Island, Inc.	3,225	59,695
#	BancorpSouth, Inc.	84,532	1,965,369
	BancTrust Financial Group, Inc.	10,688	70,327
	Bank Mutual Corp.	61,436	630,948
#	Bank of America Corp.	1,973,017	17,619,042
	Bank of Commerce Holdings	3,949	20,732
*	Bank of Florida Corp.	7,883	25,226
	Bank of Granite Corp.	13,214	27,749
#	Bank of Hawaii Corp.	31,900	1,120,966
	Bank of New York Mellon Corp.	459,780	11,715,194
#	Bank of the Ozarks, Inc.	17,368	431,247
#	BankAtlantic Bancorp, Inc.	1,520	3,526
	BankFinancial Corp.	25,976	277,943
#	BankUnited Financial Corp. Class A	10,264	2,875
#	Banner Corp.	16,630	77,163
	Bar Harbor Bankshares	2,887	71,222
#	BB&T Corp.	213,069	4,973,030
	BCB Bancorp, Inc.	2,465	22,703
*	BCSB Bancorp, Inc.	1,100	8,558
*	Beach First National Bancshares, Inc.	2,116	6,348
	Beacon Federal Bancorp, Inc.	2,895	25,331
*	Beneficial Mutual Bancorp, Inc.	48,311	486,009
	Berkshire Bancorp, Inc.	3,850	18,133
	Berkshire Hills Bancorp, Inc.	13,967	315,096
*	Beverly Hills Bancorp, Inc.	7,665	169
	Beverly National Corp.	1,093	17,433
	BGC Partners, Inc. Class A	24,800	64,232
#	BlackRock, Inc.	48,404	7,092,154
*	BNCCORP, Inc.	2,290	16,316

19

#	BOK Financial Corp.	54,051	2,035,561
#	Boston Private Financial Holdings, Inc.	46,351	213,678
	Bridge Bancorp, Inc.	1,115	22,556
*	Bridge Capital Holdings	1,800	9,270
*	Broadpoint Securities Group, Inc.	94,722	408,252
	Brookline Bancorp, Inc.	74,899	742,998
	Brooklyn Federal Bancorp, Inc.	7,873	97,783
	Brown & Brown, Inc.	115,900	2,255,414
	Brunswick Bancorp	120	744
#	Bryn Mawr Bank Corp.	6,140	120,528
	C&F Financial Corp.	1,773	26,152
	Cadence Financial Corp.	9,747	32,847
	California First National Bancorp	6,739	80,396
	Camco Financial Corp.	4,832	16,187
	Camden National Corp.	5,934	172,086
	Capital Bank Corp.	6,807	36,145
	Capital City Bank Group, Inc.	17,893	269,111
#	Capital Corp. of the West	4,057	81
	Capital One Financial Corp.	150,142	2,513,377
	Capital Properties, Inc.	700	6,104
* ●	Capital Properties, Inc. Class B	700	—
	Capital Southwest Corp.	4,017	312,362
#	Capitol Bancorp, Ltd.	18,127	66,345
#	Capitol Federal Financial	39,424	1,535,959
	Cardinal Financial Corp.	30,032	235,751
*	Carolina Bank Holdings, Inc.	1,200	4,800
	Carrollton Bancorp	1,139	5,706
	Carver Bancorp, Inc.	1,427	8,904
	Cascade Financial Corp.	1,779	5,782
	Cash America International, Inc.	30,010	671,024
#	Cathay General Bancorp	60,007	673,279
* #	CB Richard Ellis Group, Inc.	16,625	124,687
	Center Bancorp, Inc.	17,070	124,611
	Center Financial Corp.	21,900	55,626
	Centerstate Banks of Florida, Inc.	7,139	85,739
	Central Bancorp, Inc.	400	2,200
*	Central Jersey Bancorp	676	4,049
	Central Pacific Financial Corp.	57,400	336,364
	Central Virginia Bankshares, Inc.	1,428	5,712
	Centrue Financial Corp.	4,239	21,598
	Century Bancorp, Inc. Class A	2,296	33,177
	CFS Bancorp, Inc.	2,552	9,340
	Charter Financial Corp.	3,253	27,650
	Chemical Financial Corp.	27,267	582,150
*	Chicopee Bancorp, Inc.	7,027	87,837
	Chubb Corp.	142,804	5,562,216
	Cincinnati Financial Corp.	124,145	2,973,273
	CIT Group, Inc.	75,631	167,901
#	Citigroup, Inc.	795,672	2,426,800
	Citizens Community Bancorp, Inc.	5,240	31,440
	Citizens First Bancorp, Inc.	5,458	7,041
	Citizens Holding Co.	1,314	29,893
	Citizens Republic Bancorp, Inc.	18,064	30,348
	Citizens South Banking Corp.	4,847	25,253
* #	Citizens, Inc.	41,117	296,454

20

#	City Holding Co.	22,386	660,163
#	City National Corp.	64,565	2,363,079
	Clifton Savings Bancorp, Inc.	30,201	331,607
	CME Group, Inc.	23,510	5,203,938
	CNA Financial Corp.	194,875	2,332,654
*	CNA Surety Corp.	88,303	1,699,833
	CNB Financial Corp.	4,345	46,491
#	CoBiz Financial, Inc.	28,454	167,025
	Codorus Valley Bancorp, Inc.	2,111	18,471
#	Cohen & Steers, Inc.	28,640	421,581
*	Colonial Bankshares, Inc.	1,575	10,426
#	Colony Bankcorp, Inc.	2,957	24,721
	Columbia Bancorp	3,818	3,283
	Columbia Banking System, Inc.	18,344	181,606
	Comerica, Inc.	132,248	2,774,563
	Comm Bancorp, Inc.	805	29,910
*	Command Security Corp.	10,654	33,880
#	Commerce Bancshares, Inc.	64,099	2,121,677
	Commercial National Financial Corp.	1,917	29,043
	Commonwealth Bankshares, Inc.	5,429	26,059
* #	Community Bancorp	7,592	17,082
	Community Bank System, Inc.	66,479	1,093,580
	Community Capital Corp.	2,132	10,958
	Community Central Bank Corp.	1,223	1,602
	Community Trust Bancorp, Inc.	15,995	484,009
	Community West Bancshares	3,113	7,923
	Compass Diversified Holdings	33,048	295,449
* #	CompuCredit Corp.	29,144	93,261
*	Conseco, Inc.	327,021	523,234
	Consolidated-Tokoma Land Co.	6,701	233,128
*	Consumer Portfolio Services, Inc.	12,886	9,536
	Cooperative Bankshares, Inc.	2,417	1,039
*	Core-Mark Holding Co., Inc.	15,499	297,116
#	Corus Bankshares, Inc.	47,002	9,870
*	Cowen Group, Inc.	13,894	80,168
*	Cowlitz Bancorporation	3,103	14,677
	Crawford & Co. Class A	16,179	63,098
	Crawford & Co. Class B	16,309	97,039
*	Crescent Financial Corp.	5,008	19,732
#	Cullen Frost Bankers, Inc.	44,572	2,098,895
#	CVB Financial Corp.	68,314	410,567
	Danvers Bancorp, Inc.	3,544	51,423
*	Dearborn Bancorp, Inc.	2,861	6,266
	Delphi Financial Group, Inc. Class A	42,093	726,946
	Delta Financial Corp.	16,920	—
*	Diamond Hill Investment Group, Inc.	1,692	67,782
	Dime Community Bancshares	40,322	336,285
	Discover Financial Services	395,814	3,217,968
*	Dollar Financial Corp.	26,044	263,044
	Donegal Group, Inc. Class A	25,995	380,567
	Donegal Group, Inc. Class B	5,551	86,290
* #	Doral Financial Corp.	1,200	5,700
* #	E*TRADE Financial Corp.	469,161	670,900
	East West Bancorp, Inc.	82,261	561,843
	Eastern Insurance Holdings, Inc.	1,870	15,091

21

	Eastern Virginia Bankshares, Inc.	2,788	24,953
#	Eaton Vance Corp.	11,944	326,907
	ECB Bancorp, Inc.	1,850	31,034
*	eHealth, Inc.	24,961	479,002
	EMC Insurance Group, Inc.	13,219	299,543
	Employers Holdings, Inc.	53,620	447,191
*	Encore Bancshares, Inc.	2,100	19,194
*	Encore Capital Group, Inc.	29,885	261,195
	Endurance Specialty Holdings, Ltd.	72,303	1,891,446
*	Enstar Group, Ltd.	300	21,402
	Enterprise Bancorp, Inc.	5,560	61,438
	Enterprise Financial Services Corp.	13,368	131,675
	Erie Indemnity Co.	44,280	1,563,970
	ESB Financial Corp.	12,127	133,518
	ESSA Bancorp, Inc.	21,343	291,119
	Evans Bancorp, Inc.	1,929	25,800
	Evercore Partners, Inc. Class A	10,390	196,163
	Everest Re Group, Ltd.	11,027	823,055
*	ExlService Holdings, Inc.	31,014	288,740
* #	EZCORP, Inc. Class A	32,700	405,153
#	F.N.B. Corp.	110,665	832,201
	Farmers Capital Bank Corp.	4,800	101,856
	FBL Financial Group, Inc. Class A	26,788	154,031
*	FCStone Group, Inc.	10,000	30,900
	Federal Agriculture Mortgage Corp. Class A	300	658
	Federal Agriculture Mortgage Corp. Class C	5,372	16,976
* #	Federal Trust Corp.	3,000	1,500
#	Federated Investors, Inc.	21,600	494,208
	Fidelity Bancorp, Inc.	1,357	11,921
	Fidelity National Financial, Inc.	238,033	4,315,538
	Fidelity Southern Corp.	4,451	10,638
#	Fifth Third Bancorp	507,474	2,080,643
#	Financial Federal Corp.	34,612	851,801
	Financial Institutions, Inc.	8,648	128,423
*	First Acceptance Corp.	35,328	90,086
	First Advantage Bancorp	2,487	24,248
	First American Corp.	104,524	2,935,034
#	First Bancorp	19,629	238,885
	First Bancorp of Indiana, Inc.	700	4,935
	First Bancorp, Inc.	5,741	100,180
	First Bancshares, Inc.	569	4,993
#	First Busey Corp.	40,013	313,302
	First Business Financial Services, Inc.	1,986	24,964
*	First California Financial Group, Inc.	1,230	7,337
*	First Cash Financial Services, Inc.	38,835	638,447
	First Citizens BancShares, Inc.	8,716	1,043,044
#	First Commonwealth Financial Corp.	91,307	791,632
	First Community Bancshares, Inc.	12,057	174,224
	First Defiance Financial Corp.	5,806	59,802
	First Federal Bancshares of Arkansas, Inc.	7,401	29,715
*	First Federal Bankshares, Inc.	1,342	2,510
	First Federal of Northern Michigan Bancorp, Inc.	1,458	2,012
	First Financial Bancorp	41,109	443,566
#	First Financial Bankshares, Inc.	16,678	821,892
	First Financial Corp.	13,838	513,390

22

	First Financial Holdings, Inc.	16,046	144,414
	First Financial Northwest, Inc.	16,126	130,137
	First Financial Service Corp.	1,556	24,896
	First Franklin Corp.	461	1,773
#	First Horizon National Corp.	265,049	3,050,719
*	First Keystone Financial, Inc.	1,015	7,704
	First M&F Corp.	5,834	30,045
*	First Marblehead Corp.	53,650	103,008
* #	First Mariner Bancorp, Inc.	2,110	1,941
	First Merchants Corp.	22,490	273,478
*	First Mercury Financial Corp.	20,400	269,688
	First Midwest Bancorp, Inc.	50,813	450,203
*	First National Bancshares, Inc.	1	1
	First Niagara Financial Group, Inc.	153,774	2,082,100
	First PacTrust Bancorp, Inc.	2,119	16,952
	First Place Financial Corp.	8,911	50,614
* #	First Regional Bancorp	10,804	13,505
	First Security Group, Inc.	8,988	34,694
#	First South Bancorp, Inc.	9,693	112,051
	First State Bancorporation	15,466	33,407
	First State Financial Corp.	2,281	2,760
	First United Corp.	4,427	44,270
	First West Virginia Bancorp, Inc.	697	8,050
	Firstbank Corp.	3,133	19,678
*	FirstCity Financial Corp.	5,438	17,130
*	FirstFed Financial Corp.	1,781	784
	FirstMerit Corp.	75,761	1,470,521
#	Flagstar Bancorp, Inc.	28,300	41,035
	Flagstone Reinsurance Holdings, Ltd.	4,400	40,744
	Flushing Financial Corp.	25,998	239,442
	FNB United Corp.	6,680	21,309
	Forest City Enterprises, Inc. Class A	27,200	229,296
	Forest City Enterprises, Inc. Class B	6,800	56,508
* #	Forestar Group, Inc.	10,500	135,030
*	Fox Chase Bancorp, Inc.	7,292	69,128
*	FPIC Insurance Group, Inc.	12,604	384,926
* #	Franklin Credit Holding Corp.	1,436	3,591
	Franklin Resources, Inc.	20,100	1,215,648
#	Frontier Financial Corp.	36,436	51,739
	Fulton Financial Corp.	224,490	1,483,879
*	FX Real Estate & Entertainment, Inc.	6,032	724
*	GAINSCO, INC.	3,200	9,120
	Gallagher (Arthur J.) & Co.	57,652	1,296,017
#	GAMCO Investors, Inc.	6,344	318,152
	Genworth Financial, Inc.	243,400	574,424
	German American Bancorp, Inc.	13,877	165,136
	GFI Group, Inc.	26,968	110,029
#	Glacier Bancorp, Inc.	61,710	945,397
	Goldman Sachs Group, Inc.	188,636	24,239,726
*	Golfsmith International Holdings, Inc.	1,341	1,421
	Gouverneur Bancorp, Inc.	600	3,540
	Great Southern Bancorp, Inc.	13,269	218,806
#	Greene Bancshares, Inc.	12,502	106,267
	Greenhill & Co., Inc.	9,700	752,041
*	Greenlight Capital Re, Ltd. Class A	9,568	148,113

23

	Grubb & Ellis Co.	5,700	5,301
	GS Financial Corp.	500	6,625
*	Guaranty Bancorp	43,940	97,547
	Guaranty Federal Bancshares, Inc.	1,840	9,218
*	Guaranty Financial Group, Inc.	10,500	6,195
	Habersham Bancorp	800	3,600
*	Hallmark Financial Services, Inc.	21,628	145,340
	Hampden Bancorp, Inc.	3,563	34,561
#	Hampton Roads Bankshares, Inc.	7,710	57,439
	Hancock Holding Co.	26,900	1,018,703
	Hanmi Financial Corp.	24,372	37,777
	Hanover Insurance Group, Inc.	67,028	2,009,499
	Harleysville Group, Inc.	26,410	763,777
	Harleysville National Corp.	62,812	550,861
	Harleysville Savings Financial Corp.	3,551	45,364
	Harrington West Financial Group, Inc.	3,605	7,102
*	Harris & Harris Group, Inc.	19,079	92,342
	Hartford Financial Services Group, Inc.	86,572	992,981
	Hawthorn Bancshares, Inc.	1,847	22,146
	HCC Insurance Holdings, Inc.	109,285	2,614,097
	Heartland Financial USA, Inc.	18,796	277,805
	Hercules Technology Growth Capital, Inc.	12	72
	Heritage Commerce Corp.	11,899	96,144
	Heritage Financial Corp.	8,910	100,416
	Heritage Financial Group	6,861	55,505
	HF Financial Corp.	2,781	31,981
*	HFF, Inc.	5,000	13,500
*	Hilltop Holdings, Inc.	56,800	643,544
	Hingham Institution for Savings	1,099	30,750
	HMN Financial, Inc.	2,615	12,552
	Home Bancshares, Inc.	21,783	480,315
	Home Federal Bancorp, Inc.	19,209	193,819
	HopFed Bancorp, Inc.	968	9,196
	Horace Mann Educators Corp.	31,272	274,568
	Horizon Bancorp	1,385	21,024
#	Horizon Financial Corp.	7,850	11,696
	Hudson City Bancorp, Inc.	180,220	2,263,563
#	Huntington Bancshares, Inc.	293,983	820,213
	IBERIABANK Corp.	16,618	759,110
#	Imperial Capital Bancorp, Inc.	500	280
	Independence Holding Co.	10,914	56,425
	Independent Bank Corp. (453836108)	23,066	460,397
#	Independent Bank Corp. (453838104)	6,630	11,934
	Indiana Community Bancorp	4,755	59,865
	Infinity Property & Casualty Corp.	19,978	704,025
	Integra Bank Corp.	15,735	33,988
* #	IntercontinentalExchange, Inc.	5,621	492,400
*	International Assets Holding Corp.	890	10,751
#	International Bancshares Corp.	60,559	818,152
	Intervest Bancshares Corp.	4,600	18,078
	Invesco, Ltd.	270,914	3,987,854
*	Investment Technology Group, Inc.	30,145	686,703
*	Investors Bancorp, Inc.	99,388	910,394
*	Investors Capital Holdings, Ltd.	2,039	8,258
	Investors Title Co.	1,604	45,112

24

	IPC Holdings, Ltd.	45,831	1,193,439
	Irwin Financial Corp.	15,300	19,278
#	Janus Capital Group, Inc.	75,403	756,292
#	Jefferies Group, Inc.	214,647	4,200,642
	Jefferson Bancshares, Inc.	2,704	18,549
*	Jesup & Lamont, Inc.	1,801	648
	JMP Group, Inc.	1,700	9,163
#	Jones Lang LaSalle, Inc.	10,500	338,835
	JPMorgan Chase & Co.	1,524,696	50,314,968
* #	KBW, Inc.	33,250	804,317
	Kearny Financial Corp.	96,018	1,070,601
	Kentucky First Federal Bancorp	3,171	33,914
#	KeyCorp	320,476	1,970,927
	K-Fed Bancorp	14,486	112,266
*	Knight Capital Group, Inc.	107,118	1,659,258
*	LaBranche & Co., Inc.	2,300	9,614
	Lakeland Bancorp, Inc.	27,560	234,536
	Lakeland Financial Corp.	15,178	284,891
#	LandAmerica Financial Group, Inc.	10,000	460
	Landmark Bancorp, Inc.	1,619	27,005
	Legacy Bancorp, Inc.	7,975	84,455
	Legg Mason, Inc.	71,000	1,424,970
* #	Leucadia National Corp.	89,023	1,889,958
#	Life Partners Holdings, Inc.	5,450	102,024
	Lincoln National Corp.	131,946	1,483,073
*	Liquidity Services, Inc.	20,710	155,946
	LNB Bancorp, Inc.	4,622	26,507
	Loews Corp.	183,672	4,571,596
*	LoopNet, Inc.	41,716	358,340
*	Louisiana Bancorp, Inc.	1,400	19,320
	LSB Corp.	2,748	25,062
	LSB Financial Corp.	646	9,044
#	M&T Bank Corp.	68,225	3,578,401
#	Macatawa Bank Corp.	11,835	37,517
	MainSource Financial Group, Inc.	23,842	206,472
* #	Markel Corp.	3,500	1,004,500
*	Market Leader, Inc.	6,614	12,765
*	MarketAxess Holdings, Inc.	36,127	346,458
*	Marlin Business Services, Inc.	7,600	24,244
	Marsh & McLennan Cos., Inc.	132,000	2,783,880
#	Marshall & Ilsley Corp.	228,797	1,322,447
#	MasterCard, Inc. Class A	7,150	1,311,667
	Max Capital Group, Ltd.	3,500	57,925
	Mayflower Bancorp, Inc.	600	4,275
	MB Financial, Inc.	37,608	512,597
* #	MBIA, Inc.	379,056	1,792,935
#	MBT Financial Corp.	11,675	29,421
	MCG Capital Corp.	35,235	62,014
	Meadowbrook Insurance Group, Inc.	69,195	411,710
	Medallion Financial Corp.	20,882	153,900
#	Mercantile Bancorp, Inc.	5,221	34,198
	Mercantile Bank Corp.	3,236	12,523
	Mercer Insurance Group, Inc.	6,859	100,279
	Merchants Bancshares, Inc.	5,531	104,812
	Mercury General Corp.	63,341	2,139,659

25

*	Meridian Interstate Bancorp, Inc.	2,381	19,000
	Meta Financial Group, Inc.	1,360	17,775
	MetLife, Inc.	327,880	9,754,430
	MetroCorp Bancshares, Inc.	6,786	21,851
*	MF Global, Ltd.	1,500	9,150
	MicroFinancial, Inc.	7,999	18,398
	Mid Penn Bancorp, Inc.	1,076	19,906
	MidSouth Bancorp, Inc.	6,585	70,657
#	Midwest Banc Holdings, Inc.	24,407	39,539
	MidWestOne Financial Group, Inc.	1,045	8,830
	Monroe Bancorp	3,054	23,088
	Montpelier Re Holdings, Ltd.	31,890	397,349
	Moody’s Corp.	10,100	298,152
#	Morgan Stanley	289,204	6,836,783
*	Move, Inc.	55,832	114,456
	MSB Financial Corp.	600	5,820
	MutualFirst Financial, Inc.	2,980	16,390
	Nara Bancorp, Inc.	31,580	117,162
	National Financial Partners Corp.	20,672	145,944
	National Interstate Corp.	23,404	377,975
#	National Penn Bancshares, Inc.	102,778	831,474
	National Security Group, Inc.	977	8,251
	National Western Life Insurance Co. Class A	2,238	254,886
	Naugatuck Valley Financial Corp.	390	2,242
*	Navigators Group, Inc.	34,151	1,549,772
	NBT Bancorp, Inc.	66,258	1,568,989
	Nelnet, Inc. Class A	42,922	258,820
*	New Century Bancorp, Inc.	1,578	8,521
	New England Bancshares, Inc.	4,415	26,976
	New Hampshire Thrift Bancshares, Inc.	3,026	27,446
	New Westfield Financial, Inc.	39,650	370,331
#	New York Community Bancorp, Inc.	238,020	2,692,006
	NewAlliance Bancshares, Inc.	134,870	1,741,172
	NewBridge Bancorp	7,578	16,141
*	Newport Bancorp, Inc.	2,300	26,036
*	NewStar Financial, Inc.	11,316	25,687
*	Newtek Business Services, Inc.	17,259	7,076
*	NexCen Brands, Inc.	29,500	4,425
*	Nexity Financial Corp.	400	80
	North Central Bancshares, Inc.	200	2,625
	North Valley Bancorp	2,886	13,939
	Northeast Bancorp	1,024	8,110
	Northeast Community Bancorp, Inc.	10,393	77,999
	Northern Trust Corp.	22,324	1,213,533
	Northfield Bancorp, Inc.	32,221	364,097
	Northrim Bancorp, Inc.	4,806	55,029
	Northway Financial, Inc.	2,186	15,848
	Northwest Bancorp, Inc.	48,409	851,030
	Norwood Financial Corp.	1,502	42,807
	NYMAGIC, Inc.	5,479	64,597
	NYSE Euronext, Inc.	168,785	3,910,748
	Ocean Shore Holding Co.	6,110	43,931
	OceanFirst Financial Corp.	14,056	170,780
*	Ocwen Financial Corp.	59,100	657,192
	Odyssey Re Holdings Corp.	62,425	2,390,253

26

	Ohio Valley Banc Corp.	1,900	42,940
	Old National Bancorp	71,544	975,145
	Old Republic International Corp.	259,663	2,433,042
#	Old Second Bancorp, Inc.	12,839	69,331
	OneBeacon Insurance Group, Ltd.	31,445	365,391
	optionsXpress Holding, Inc.	55,626	915,604
*	Oritani Financial Corp.	31,334	444,629
	Osage Bancshares, Inc.	2,100	18,501
#	PAB Bankshares, Inc.	3,764	14,755
	Pacific Capital Bancorp	52,999	367,813
	Pacific Continental Corp.	7,251	83,241
*	Pacific Mercantile Bancorp	6,757	22,839
*	Pacific Premier Bancorp, Inc.	2,285	9,688
*	Pacific State Bancorp	1,732	2,338
#	PacWest Bancorp	54,358	791,996
	Pamrapo Bancorp, Inc.	3,431	25,732
	Park Bancorp, Inc.	700	5,642
#	Park National Corp.	14,800	990,860
	Parkvale Financial Corp.	3,750	39,787
	PartnerRe, Ltd.	5,363	365,703
	Patriot National Bancorp	1,300	5,122
	Peapack-Gladstone Financial Corp.	5,003	94,857
# ●	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	16,274	2,441
	Penns Woods Bancorp, Inc.	1,793	44,825
*	Pennsylvania Commerce Bancorp, Inc.	4,424	97,770
*	Penson Worldwide, Inc.	12,605	127,815
	Peoples Bancorp of North Carolina	4,359	29,205
	Peoples Bancorp, Inc. (709788202)	1,479	13,910
	Peoples Bancorp, Inc. (709789101)	11,557	191,499
*	Peoples Community Bancorp	1,852	685
#	People’s United Financial, Inc.	165,161	2,579,815
* #	PHH Corp.	39,075	655,678
*	PICO Holdings, Inc.	20,750	622,500
	Pinnacle Bancshares, Inc.	444	3,197
* #	Pinnacle Financial Partners, Inc.	26,499	472,742
*	Piper Jaffray Companies, Inc.	1,000	34,670
	Platinum Underwriters Holdings, Ltd.	11,997	345,154
*	PMA Capital Corp. Class A	20,257	75,964
	PNC Financial Services Group, Inc.	174,163	6,914,271
	Porter Bancorp, Inc.	10,031	146,754
* #	Portfolio Recovery Associates, Inc.	17,791	622,151
	Preferred Bank	7,372	31,847
	Premier Financial Bancorp, Inc.	3,608	18,022
	Presidential Life Corp.	1,300	13,897
	Princeton National Bancorp, Inc.	3,281	46,393
#	Principal Financial Group, Inc.	71,548	1,169,094
#	PrivateBancorp, Inc.	28,509	577,307
*	ProAssurance Corp.	41,749	1,834,451
*	Progressive Corp.	103,764	1,585,514
#	Prosperity Bancshares, Inc.	58,846	1,634,153
	Protective Life Corp.	61,774	529,403
	Providence Community Bancshares, Inc.	729	2,187
#	Provident Bankshares Corp.	31,200	274,248
	Provident Financial Holdings, Inc.	12,387	81,878

27

	Provident Financial Services, Inc.	69,753	744,265
	Provident New York Bancorp	52,536	444,980
	Prudential Bancorp, Inc. of Pennsylvania	5,928	69,476
	Prudential Financial, Inc.	124,486	3,595,156
	PSB Holdings, Inc.	3,341	15,836
	Pulaski Financial Corp.	6,926	48,482
	QC Holdings, Inc.	17,425	111,694
	Radian Group, Inc.	38,372	66,384
	Rainier Pacific Financial Group, Inc.	4,450	5,562
#	Raymond James Financial, Inc.	125,223	1,964,749
#	Regions Financial Corp.	576,405	2,588,058
	Reinsurance Group of America, Inc.	74,364	2,364,032
	Renasant Corp.	25,455	358,915
	Republic Bancorp, Inc. Class A	10,263	228,249
*	Republic First Bancorp, Inc.	5,441	44,779
	Resource America, Inc.	16,353	81,111
*	Rewards Network, Inc.	22,680	84,596
	Riverview Bancorp, Inc.	8,785	30,835
	RLI Corp.	19,355	929,621
	Rockville Financial, Inc.	14,185	133,481
	Roma Financial Corp.	27,605	359,141
	Rome Bancorp, Inc.	7,102	63,918
	Royal Bancshares of Pennsylvania, Inc. Class A	4,833	11,309
	Rurban Financial Corp.	2,715	22,806
#	S&T Bancorp, Inc.	48,133	860,137
	S.Y. Bancorp, Inc.	12,479	314,720
	Safety Insurance Group, Inc.	20,174	666,751
	Salisbury Bancorp, Inc.	1,076	25,727
	Sanders Morris Harris Group, Inc.	21,259	96,091
	Sandy Spring Bancorp, Inc.	20,547	333,889
	SCBT Financial Corp.	12,787	294,996
*	Seabright Insurance Holdings	27,448	254,717
#	Seacoast Banking Corp. of Florida	19,663	82,978
#	Security Bank Corp.	8,940	5,096
*	Security National Financial Corp. Class A	2,442	3,370
	SEI Investments Co.	19,988	280,432
	Selective Insurance Group, Inc.	63,888	942,987
	Shore Bancshares, Inc.	4,976	96,485
	SI Financial Group, Inc.	1,698	6,792
	Siebert Financial Corp.	8,302	12,038
#	Sierra Bancorp	11,233	134,908
*	Signature Bank	15,279	415,436
	Simmons First National Corp. Class A	15,740	408,138
* #	SLM Corp.	6,700	32,361
#	Smithtown Bancorp, Inc.	14,560	195,104
	Somerset Hills Bancorp	2,652	19,227
#	South Financial Group, Inc.	141,466	234,834
	South Street Financial Corp.	897	2,601
*	Southcoast Financial Corp.	3,770	20,923
	Southern Community Financial Corp.	14,598	52,699
*	Southern Connecticut Bancorp, Inc.	1,300	7,150
*	Southern First Bancshares, Inc.	1,788	10,281
	Southern Missouri Bancorp, Inc.	499	5,327
	Southside Bancshares, Inc.	16,336	347,977
	Southwest Bancorp, Inc.	18,807	128,828

28

	Southwest Georgia Financial Corp.	1,793	16,191
#	StanCorp Financial Group, Inc.	57,342	1,572,891
	State Auto Financial Corp.	43,574	707,206
	State Bancorp, Inc.	17,248	142,124
#	State Street Corp.	166,570	5,685,034
	StellarOne Corp.	26,194	337,117
	Sterling Bancorp	38,274	437,855
	Sterling Bancshares, Inc.	75,437	501,656
#	Sterling Financial Corp.	37,663	120,145
	Stewart Information Services Corp.	15,979	361,285
*	Stifel Financial Corp.	17,442	858,670
*	Stratus Properties, Inc.	5,733	51,769
	Student Loan Corp.	14,597	702,992
	Suffolk Bancorp	10,504	268,902
*	Sun American Bancorp	2,483	869
*	Sun Bancorp, Inc.	29,233	192,353
#	SunTrust Banks, Inc.	145,716	2,104,139
*	Superior Bancorp	5,475	23,159
#	Susquehanna Bancshares, Inc.	119,457	962,823
*	Susser Holdings Corp.	13,690	197,820
	Sussex Bancorp	1,931	7,801
* #	SVB Financial Group	37,040	768,950
	SWS Group, Inc.	31,623	404,458
	Synovus Financial Corp.	290,288	937,630
#	T. Rowe Price Group, Inc.	19,750	760,770
	Taylor Capital Group, Inc.	6,912	29,376
#	TCF Financial Corp.	131,337	1,826,898
*	TD Ameritrade Holding Corp.	156,300	2,486,733
	Team Financial, Inc.	892	89
	Teche Holding Co.	1,290	42,634
*	Tejon Ranch Co.	16,070	372,824
	Temecula Valley Bancorp, Inc.	3,917	2,115
# ●	Teton Advisors, Inc.	95	—
*	Texas Capital Bancshares, Inc.	37,588	526,232
	TF Financial Corp.	1,847	35,093
	TFS Financial Corp.	58,377	684,762
*	The Bancorp, Inc.	6,360	34,408
	The Charles Schwab Corp.	87,701	1,620,714
#	The Colonial BancGroup, Inc.	97,319	73,962
*	The Intergroup Corp.	677	6,492
* #	The NASDAQ OMX Group, Inc.	66,320	1,275,334
	The Phoenix Companies, Inc.	228,800	356,928
	The Savannah Bancorp, Inc.	2,723	22,832
* #	The St. Joe Co.	35,000	870,800
	The Travelers Companies, Inc.	240,418	9,890,797
	The Wilber Corp.	5,599	40,033
*	thinkorswim Group, Inc.	76,893	730,483
	Thomas Properties Group, Inc.	14,674	29,495
*	Thomas Weisel Partners Group, Inc.	33,713	152,383
#	TIB Financial Corp.	6,073	18,948
*	Tidelands Bancshares, Inc.	551	2,061
	TierOne Corp.	8,144	17,265
	Timberland Bancorp, Inc.	5,508	29,908
	Tompkins Financial Corp.	9,900	417,285
#	Torchmark Corp.	28,510	836,198

29

*	Tower Financial Corp.	1,125	5,906
	Tower Group, Inc.	19,507	530,395
	TowneBank	25,433	438,211
* #	Tradestation Group, Inc.	56,246	456,155
	Transatlantic Holdings, Inc.	57,679	2,187,764
*	Tree.com, Inc.	4,626	29,699
* #	Triad Guaranty, Inc.	4,076	1,345
#	TriCo Bancshares	14,644	234,304
	TrustCo Bank Corp.	69,375	416,250
#	Trustmark Corp.	73,506	1,598,020
	U.S. Bancorp	158,095	2,880,491
#	UCBH Holdings, Inc.	92,911	118,926
	UMB Financial Corp.	35,300	1,615,681
	Umpqua Holdings Corp.	59,620	571,756
	Unico American Corp.	100	798
	Union Bankshares Corp.	15,553	265,801
	Union Bankshares, Inc.	1,735	27,760
*	United America Indemnity, Ltd.	9,163	46,456
	United Bancshares, Inc.	1,986	18,867
#	United Bankshares, Inc.	47,800	1,239,932
*	United Capital Corp.	7,411	133,102
#	United Community Banks, Inc.	30,110	194,210
	United Community Financial Corp.	10,564	21,867
	United Financial Bancorp, Inc.	23,125	306,869
	United Fire & Casualty Co.	53,432	997,575
*	United PanAm Financial Corp.	11,444	20,943
#	United Security Bancshares	5,944	43,035
	United Western Bancorp, Inc.	6,086	56,296
	Unitrin, Inc.	86,420	1,469,140
	Unity Bancorp, Inc.	2,979	10,873
*	Universal American Corp.	54,920	567,324
	Universal Insurance Holdings, Inc.	47,676	194,518
	Univest Corp. of Pennsylvania	13,939	290,907
	Unum Group	291,024	4,755,332
#	Validus Holdings, Ltd.	2,160	48,384
#	Valley National Bancorp	93,929	1,359,153
	ViewPoint Financial Group	23,123	359,794
#	Vineyard National Bancorp Co.	7,638	955
*	Virginia Commerce Bancorp, Inc.	16,758	53,626
*	Virtus Investment Partners, Inc.	95	1,078
	VIST Financial Corp.	4,057	34,201
	W. R. Berkley Corp.	100,867	2,411,730
* #	Waccamaw Bankshares, Inc.	432	1,328
#	Waddell & Reed Financial, Inc.	18,572	416,199
	Wainwright Bank & Trust Co.	5,434	42,086
*	Walter Investment Management Corp.	9,310	74,480
	Washington Banking Co.	6,421	50,405
#	Washington Federal, Inc.	116,660	1,514,247
	Washington Trust Bancorp, Inc.	16,414	299,556
*	Waterstone Financial, Inc.	13,142	37,455
	Wayne Savings Bancshares, Inc.	1,615	8,608
#	Webster Financial Corp.	50,425	263,723
#	Wells Fargo & Co.	950,777	19,025,048
	Wesbanco, Inc.	29,138	579,555
	Wesco Financial Corp.	4,594	1,373,147

30

	West Bancorporation	23,067	202,990
#	West Coast Bancorp	14,100	39,762
#	Westamerica Bancorporation	20,400	1,094,052
*	Western Alliance Bancorp	25,834	168,179
#	Westwood Holdings Group, Inc.	3,543	139,842
	White Mountains Insurance Group, Ltd.	8,928	1,708,105
	Whitney Holding Corp.	88,786	1,061,881
	Wilmington Trust Corp.	64,785	940,030
#	Wilshire Bancorp, Inc.	31,596	127,648
*	Wilshire Enterprises, Inc.	400	600
#	Wintrust Financial Corp.	25,400	431,800
* #	World Acceptance Corp.	24,217	718,761
	WSB Holdings, Inc.	8,451	21,297
	WVS Financial Corp.	2,157	32,355
	Yadkin Valley Financial Corp.	13,080	107,256
#	Zenith National Insurance Corp.	45,150	1,028,969
#	Zions Bancorporation	101,322	1,107,449
*	ZipRealty, Inc.	16,536	46,466
Total Financials			508,375,780

Health Care — (8.6%)
*	A.D.A.M., Inc.	2,904	9,438
* #	Abaxis, Inc.	19,554	295,656
	Abbott Laboratories	114,642	4,797,768
* #	ABIOMED, Inc.	18,864	125,823
*	Abraxis Bioscience, Inc.	9,780	474,330
*	Acadia Pharmaceuticals, Inc.	26,732	26,465
*	Accelr8 Technology Corp.	2,183	4,322
*	Accelrys, Inc.	32,596	146,682
*	Accentia Biopharmaceuticals, Inc.	4,500	1,125
* #	Accuray, Inc.	51,030	308,732
*	Achillion Pharmaceuticals, Inc.	7,900	13,430
* #	Acorda Therapeutics, Inc.	10,155	201,374
*	Adeona Pharmaceuticals, Inc.	1,000	320
*	Adolor Corp.	53,011	119,275
* #	Advanced Life Sciences Holdings, Inc.	9,781	4,695
*	ADVENTRX Pharmaceuticals, Inc.	19,542	3,127
	Aetna, Inc.	184,690	4,065,027
*	Affymax, Inc.	7,838	139,046
*	Affymetrix, Inc.	53,120	249,133
*	Air Methods Corp.	14,581	387,126
*	Akorn, Inc.	23,203	19,491
*	Albany Molecular Research, Inc.	17,224	168,106
*	Alexion Pharmaceuticals, Inc.	18,088	604,501
*	Alexza Pharmaceuticals, Inc.	32,668	54,229
* #	Align Technology, Inc.	40,600	503,846
*	Alkermes, Inc.	49,717	380,335
	Allergan, Inc.	27,137	1,266,212
*	Alliance HealthCare Services, Inc.	44,400	349,428
*	Allied Healthcare International, Inc.	33,944	52,953
*	Allied Healthcare Products, Inc.	4,008	22,765
*	Allion Healthcare, Inc.	26,640	148,385
*	Allos Therapeutics, Inc.	36,981	226,694
#	Allscripts-Misys Healthcare Solutions, Inc.	48,410	601,252
* #	Almost Family, Inc.	4,332	107,000

31

*	Alnylam Pharmaceuticals, Inc.	19,403	356,433
* #	AMAG Pharmaceuticals, Inc.	15,293	685,891
* #	Amedisys, Inc.	28,283	948,612
*	America Services Group, Inc.	10,914	155,306
*	American Dental Partners, Inc.	13,620	94,591
*	American Medical Systems Holdings, Inc.	76,160	942,099
*	American Shared Hospital Services	2,089	4,282
*	AMERIGROUP Corp.	47,838	1,428,921
	AmerisourceBergen Corp.	96,571	3,248,648
*	Amgen, Inc.	106,800	5,176,596
*	AMICAS, Inc.	32,099	69,334
*	Amicus Therapeutics, Inc.	107	958
*	AMN Healthcare Services, Inc.	38,569	265,740
*	Amsurg Corp.	37,556	771,400
*	Amylin Pharmaceuticals, Inc.	12,487	136,608
*	Anadys Pharmaceuticals, Inc.	11,796	29,372
	Analogic Corp.	14,371	523,104
*	Anesiva, Inc.	17,910	4,657
*	AngioDynamics, Inc.	29,364	372,042
*	Anika Therapeutics, Inc.	10,864	61,056
* #	Antigenics, Inc.	36,724	25,560
*	AP Pharma, Inc.	250	120
*	Arca Biopharma, Inc.	315	3,024
*	Arcadia Resources, Inc.	31,961	15,981
* #	Ardea Biosciences, Inc.	2,451	30,245
* #	Arena Pharmaceuticals, Inc.	88,401	248,407
*	Ariad Pharmaceuticals, Inc.	16,500	24,750
*	Arqule, Inc.	29,200	129,940
*	Array BioPharma, Inc.	37,816	110,801
*	Arrhythmia Research Technology, Inc.	1,790	4,511
* #	ArthroCare Corp.	18,956	152,596
*	Aspect Medical Systems, Inc.	17,448	88,287
*	Assisted Living Concepts, Inc.	8,948	177,439
*	AtriCure, Inc.	1,096	1,359
	Atrion Corp.	1,191	106,666
*	ATS Medical, Inc.	88,076	235,163
*	Auxilium Pharmaceuticals, Inc.	11,761	269,327
*	Avalon Pharmaceuticals, Inc.	7,847	4,551
*	AVANIR Pharmaceuticals, Inc. Class A	16,975	14,599
* #	AVI BioPharma, Inc.	10,948	8,868
*	Avigen, Inc.	16,279	20,023
	Bard (C.R.), Inc.	7,500	537,225
	Baxter International, Inc.	39,000	1,891,500
	Beckman Coulter, Inc.	35,847	1,884,118
	Becton Dickinson & Co.	15,660	947,117
*	Bioanalytical Systems, Inc.	2,068	3,288
* #	BioCryst Pharmaceuticals, Inc.	28,026	110,983
*	Biodel, Inc.	4,400	21,120
* #	Biogen Idec, Inc.	62,200	3,006,748
*	Bio-Imaging Technologies, Inc.	15,357	61,428
* #	BioLase Technology, Inc.	5,000	5,200
*	BioMarin Pharmaceutical, Inc.	29,300	376,798
*	BioMimetic Therapeutics, Inc.	20,923	180,147
*	Bio-Rad Laboratories, Inc. Class A	15,900	1,108,071
*	Bio-Rad Laboratories, Inc. Class B	1,482	103,599

32

* #	Bio-Reference Laboratories, Inc.	9,100	233,597
*	BioSante Pharmaceuticals, Inc.	7,594	15,644
*	BioScrip, Inc.	42,912	136,460
*	BioSphere Medical, Inc.	6,812	12,943
*	Boston Scientific Corp.	600,721	5,052,064
*	Bovie Medical Corp.	8,100	54,675
	Bristol-Myers Squibb Co.	139,906	2,686,195
#	Brookdale Senior Living, Inc.	44,014	453,784
*	Bruker BioSciences Corp.	48,773	320,926
* #	BSD Medical Corp.	7,639	18,410
*	Cadence Pharmaceuticals, Inc.	22,575	228,459
* #	Caliper Life Sciences, Inc.	37,547	54,068
	Cambrex Corp.	31,684	73,824
*	Candela Corp.	10,600	9,858
*	Cantel Medical Corp.	21,575	304,855
*	Capital Senior Living Corp.	24,702	97,573
*	Caraco Pharmaceutical Laboratories, Ltd.	8,172	36,611
*	Cardiac Science Corp.	18,007	53,121
*	Cardica, Inc.	3,013	7,984
	Cardinal Health, Inc.	133,572	4,513,398
*	Cardiovascular Systems, Inc.	300	1,962
*	Catalyst Health Solutions, Inc.	36,284	818,204
*	Catalyst Pharmaceutical Partners, Inc.	2,490	4,656
*	Celera Corp.	90,741	734,095
* #	Celgene Corp.	34,157	1,459,187
*	Celldex Therapeutics, Inc.	6,296	54,523
*	Celsion Corp.	3,725	11,585
*	Centene Corp.	51,090	938,523
* #	Cephalon, Inc.	20,535	1,347,301
* #	Cepheid, Inc.	28,300	274,510
* #	Cerner Corp.	30,900	1,662,420
*	Cerus Corp.	24,244	28,608
* #	Charles River Laboratories International, Inc.	39,074	1,080,396
	Chemed Corp.	19,781	837,330
	Cigna Corp.	79,579	1,568,502
*	Clinical Data, Inc.	21,202	271,598
*	Columbia Laboratories, Inc.	9,859	13,704
* #	CombiMatrix Corp.	7,394	53,902
*	CombinatoRx, Inc.	26,570	17,271
*	Community Health Systems, Inc.	129,579	2,959,584
#	Computer Programs & Systems, Inc.	4,480	156,755
* #	Conceptus, Inc.	30,100	407,554
*	CONMED Corp.	32,277	429,930
*	Continucare Corp.	24,264	48,043
#	Cooper Companies, Inc.	52,803	1,518,086
*	Cornerstone Therapeutics, Inc.	2,272	12,950
*	Corvel Corp.	13,031	293,198
* #	Covance, Inc.	15,700	616,696
*	Coventry Health Care, Inc.	57,544	915,525
*	CPEX Pharmaceuticals, Inc.	1,424	10,680
*	Cross Country Healthcare, Inc.	18,472	162,738
*	CryoLife, Inc.	20,900	113,487
*	Cubist Pharmaceuticals, Inc.	16,550	274,730
*	Curis, Inc.	4,000	4,680
*	Cutera, Inc.	15,596	97,943

33

* #	Cyberonics, Inc.	21,390	283,204
*	Cyclacel Pharmaceuticals, Inc.	15,929	9,717
*	Cynosure, Inc. Class A	8,174	50,025
*	Cypress Bioscience, Inc.	48,807	351,410
*	Cytokinetics, Inc.	49,140	91,400
*	Cytomedix, Inc.	855	470
*	Cytori Therapeutics, Inc.	10,314	18,462
* #	DaVita, Inc.	40,372	1,872,050
	Daxor Corp.	5,407	74,346
* #	Dendreon Corp.	48,246	1,022,815
#	DENTSPLY International, Inc.	8,400	240,408
*	DepoMed, Inc.	14,444	30,044
*	Dexcom, Inc.	25,356	113,595
*	Dialysis Corp. of America	8,386	44,027
*	Digirad Corp.	4,900	6,713
*	Dionex Corp.	8,222	517,986
* #	Discovery Laboratories, Inc.	15,472	13,461
*	Durect Corp.	40,784	99,513
*	DUSA Pharmaceuticals, Inc.	3,939	5,199
*	Dyax Corp.	60,511	118,602
*	Dynacq Healthcare, Inc.	2,925	10,238
*	Dynavax Technologies Corp.	26,773	29,718
* #	Eclipsys Corp.	52,174	688,697
*	Edwards Lifesciences Corp.	33,575	2,127,984
#	Eli Lilly & Co.	92,365	3,040,656
* #	Elite Pharmaceuticals, Inc.	4,415	265
*	Emergent Biosolutions, Inc.	25,045	268,232
* #	Emeritus Corp.	22,735	205,524
*	Emisphere Technologies, Inc.	15,800	8,216
*	Encision, Inc.	900	1,575
*	Endo Pharmaceuticals Holdings, Inc.	89,638	1,482,613
* ●	Endo Pharmaceuticals Solutions	64,970	64,320
*	Endologix, Inc.	36,686	86,579
	Ensign Group, Inc.	5,969	92,520
*	ENTREMED, Inc.	4,300	1,699
*	Enzo Biochem, Inc.	8,300	34,030
* #	Enzon Pharmaceuticals, Inc.	37,616	216,292
*	EPIX Pharmaceuticals, Inc.	13,133	6,829
*	eResearch Technology, Inc.	42,935	217,680
*	etrials Worldwide, Inc.	5,248	3,936
*	ev3, Inc.	69,858	584,013
*	Exact Sciences Corp.	15,692	26,519
*	Exactech, Inc.	14,864	196,948
*	Exelixis, Inc.	86,535	426,618
*	Express Scripts, Inc.	23,000	1,471,310
*	Facet Biotech Corp.	4,017	37,559
*	Five Star Quality Care, Inc.	19,400	32,786
*	Forest Laboratories, Inc.	140,218	3,041,328
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	78,618	27,516
*	Genomic Health, Inc.	12,203	274,568
*	Genoptix, Inc.	2,000	58,160
*	Gen-Probe, Inc.	10,800	520,128
*	Gentiva Health Services, Inc.	57,592	917,441
* #	GenVec, Inc.	16,600	11,620
*	Genzyme Corp.	20,116	1,072,786

34

* #	Geron Corp.	86,311	443,639
*	Gilead Sciences, Inc.	60,024	2,749,099
* #	Greatbatch, Inc.	28,406	597,662
* #	GTx, Inc.	17,440	171,435
* #	Haemonetics Corp.	20,800	1,073,904
* #	Halozyme Therapeutics, Inc.	38,243	241,696
* #	Hana Biosciences, Inc.	7,200	1,764
*	Hanger Orthopedic Group, Inc.	38,657	537,719
*	Hansen Medical, Inc.	5,168	27,752
*	Harvard Bioscience, Inc.	32,095	93,076
*	Health Grades, Inc.	13,285	42,512
*	Health Management Associates, Inc.	151,700	708,439
*	Health Net, Inc.	133,177	1,923,076
*	HEALTHSOUTH Corp.	69,018	646,699
*	HealthSpring, Inc.	46,345	427,764
*	HealthStream, Inc.	13,304	32,728
*	HealthTronics, Inc.	20,221	29,523
*	Healthways, Inc.	23,609	246,242
* #	Henry Schein, Inc.	55,272	2,268,363
#	Hill-Rom Holdings, Inc.	76,100	987,778
*	Hi-Tech Pharmacal Co., Inc.	10,936	82,567
*	HLTH Corp.	38,976	428,736
*	HMS Holdings Corp.	25,148	753,937
*	Hollis-Eden Pharmaceuticals, Inc.	9,100	3,731
*	Hologic, Inc.	205,123	3,048,128
*	Home Diagnostics, Inc.	9,804	58,236
	Hooper Holmes, Inc.	36,502	14,236
*	Hospira, Inc.	48,100	1,581,047
*	Human Genome Sciences, Inc.	40,326	88,314
* #	Humana, Inc.	96,552	2,778,767
* #	Hythiam, Inc.	3,408	818
*	iBioPharma, Inc.	1,529	734
*	ICU Medical, Inc.	17,234	647,998
*	Idenix Pharmaceuticals, Inc.	28,126	104,066
*	Idera Pharmaceuticals, Inc.	10,905	65,539
* #	IDEXX Laboratories, Inc.	10,374	407,698
*	IDM Pharma, Inc.	17,917	29,921
*	I-Flow Corp.	19,144	95,720
* #	Illumina, Inc.	16,130	602,456
*	Immtech International, Inc.	5,200	1,508
*	Immucor, Inc.	20,800	338,832
*	ImmunoGen, Inc.	26,279	182,639
* #	Immunomedics, Inc.	25,300	29,348
*	Implant Sciences Corp.	1,959	196
#	IMS Health, Inc.	18,200	228,592
*	Incyte Corp.	55,800	131,688
*	Infinity Pharmaceuticals, Inc.	14,392	89,086
*	Inovio Biomedical Corp.	10,600	3,816
*	Inspire Pharmaceuticals, Inc.	28,180	126,528
*	Integra LifeSciences Holdings Corp.	22,340	576,819
*	IntegraMed America, Inc.	8,605	59,633
*	Interleukin Genetics, Inc.	6,530	2,481
* #	InterMune, Inc.	33,098	448,147
* #	Intuitive Surgical, Inc.	2,700	388,071
#	Invacare Corp.	40,711	626,542

35

*	InVentiv Health, Inc.	25,518	282,995
* #	Inverness Medical Innovations, Inc.	92,348	2,981,917
*	IPC The Hospitalist Co.	7,372	135,129
*	Iridex Corp.	2,386	3,388
*	IRIS International, Inc.	21,582	241,071
* #	Isis Pharmaceuticals, Inc.	28,600	448,448
*	Isolagen, Inc.	14,813	1,926
*	ISTA Pharmaceuticals, Inc.	17,137	34,959
*	IVAX Diagnostics, Inc.	925	361
*	Javelin Pharmaceuticals, Inc.	13,200	17,688
	Johnson & Johnson	192,500	10,079,300
* #	Kendle International, Inc.	13,500	120,150
*	Kensey Nash Corp.	15,195	318,183
*	Keryx Biopharmaceuticals, Inc.	16,500	3,960
	Kewaunee Scientific Corp.	1,606	15,064
*	Kindred Healthcare, Inc.	25,500	332,010
* #	Kinetic Concepts, Inc.	39,297	972,994
*	King Pharmaceuticals, Inc.	298,563	2,352,676
* #	K-V Pharmaceutical Co. Class A	29,905	41,867
*	K-V Pharmaceutical Co. Class B	5,882	13,058
*	La Jolla Pharmaceutical Co.	13,766	1,927
* #	Laboratory Corp. of America Holdings	19,800	1,270,170
	Landauer, Inc.	4,450	235,761
*	Langer, Inc.	4,540	2,452
*	Lannet Co., Inc.	24,571	134,526
	LCA-Vision, Inc.	5,100	29,325
*	LeMaitre Vascular, Inc.	2,000	5,100
*	Lexicon Pharmaceuticals, Inc.	80,851	88,936
*	LHC Group, Inc.	16,241	370,620
*	Life Technologies Corp.	112,448	4,194,310
* #	LifePoint Hospitals, Inc.	68,805	1,778,609
*	Ligand Pharmaceuticals, Inc. Class B	83,784	250,514
* #	Lincare Holdings, Inc.	65,035	1,569,295
*	Luminex Corp.	40,198	659,649
*	Magellan Health Services, Inc.	43,782	1,294,196
*	Magyar Bancorp, Inc.	1,886	9,336
* #	MAKO Surgical Corp.	200	1,340
* #	Mannkind Corp.	92,070	376,566
#	Martek Biosciences Corp.	39,034	711,199
*	Matrixx Initiatives, Inc.	10,661	182,516
*	Maxygen, Inc.	48,995	286,621
	McKesson Corp.	24,800	917,600
*	MDRNA, Inc.	3,600	2,754
*	Medarex, Inc.	126,949	751,538
*	MedAssets, Inc.	20,466	352,834
*	MedCath Corp.	19,714	199,506
*	Medco Health Solutions, Inc.	46,592	2,029,082
*	Medical Action Industries, Inc.	19,884	192,875
*	Medical Staffing Network Holdings, Inc.	15,229	2,437
	Medicis Pharmaceutical Corp. Class A	69,655	1,119,356
*	Medivation, Inc.	14,850	287,051
*	Mednax, Inc.	43,727	1,569,799
*	MEDTOX Scientific, Inc.	7,699	62,439
	Medtronic, Inc.	65,858	2,107,456
#	Merck & Co., Inc.	120,404	2,918,593

36

	Merge Healthcare, Inc.	24,180	44,975
#	Meridian Bioscience, Inc.	18,250	317,185
*	Merit Medical Systems, Inc.	31,283	485,199
*	Metabasis Therapeutics, Inc.	17,603	6,337
*	Metabolix, Inc.	10,099	79,782
*	Metropolitan Health Networks, Inc.	27,804	46,989
* #	Micromet, Inc.	25,225	86,270
*	Micrus Endovascular Corp.	7,828	54,170
*	MiddleBrook Pharmaceuticals, Inc.	15,143	21,352
* #	Millipore Corp.	9,650	570,315
* #	MMR Information Systems, Inc.	6,241	1,248
* #	Molecular Insight Pharmaceuticals, Inc.	21,692	80,694
* #	Molina Healthcare, Inc.	33,684	729,259
*	Momenta Pharmaceuticals, Inc.	31,500	352,800
* #	Monogram Biosciences, Inc.	600	1,602
*	MTS Medication Technologies, Inc.	2,178	8,560
*	MWI Veterinary Supply, Inc.	12,934	401,989
* #	Mylan, Inc.	175,100	2,320,075
*	Myriad Genetics, Inc.	39,600	1,536,084
*	Nabi Biopharmaceuticals	65,032	223,710
*	National Dentex Corp.	3,312	16,361
	National Healthcare Corp.	13,593	539,642
	National Research Corp.	4,136	104,269
*	Natus Medical, Inc.	24,176	212,265
*	Nektar Therapeutics	68,105	381,388
* #	Neogen Corp.	13,910	315,340
	Neose Technologies, Inc.	8,150	978
*	Neurocrine Biosciences, Inc.	42,212	139,300
*	Neurogen Corp.	21,993	4,838
*	Neurometric, Inc.	1,600	2,608
*	Nighthawk Radiology Holdings, Inc.	24,200	86,394
*	NMT Medical, Inc.	8,604	7,572
* #	Northfield Laboratories, Inc.	4,700	2,350
*	Northstar Neuroscience, Inc.	6,713	12,889
*	NovaMed, Inc.	24,127	76,000
* #	Novavax, Inc.	48,240	117,706
*	Noven Pharmaceuticals, Inc.	31,475	324,822
*	NPS Pharmaceuticals, Inc.	42,900	148,434
*	Nutraceutical International Corp.	11,831	97,251
* #	NuVasive, Inc.	15,033	569,751
*	NxStage Medical, Inc.	25,938	58,101
*	Obagi Medical Products, Inc.	8,712	52,359
*	Odyssey Healthcare, Inc.	40,739	422,056
	Omnicare, Inc.	114,867	2,953,231
*	Omnicell, Inc.	40,265	354,332
*	OncoGenex Pharmaceutical, Inc.	400	2,660
* #	Onyx Pharmaceuticals, Inc.	15,718	407,096
*	Optimer Pharmaceuticals, Inc.	14,798	206,728
*	OraSure Technologies, Inc.	59,567	215,633
*	Orchid Cellmark, Inc.	19,239	19,239
*	Ore Pharmaceuticals, Inc.	2,488	1,244
*	Orexigen Therapeutics, Inc.	15,959	45,324
*	Orthologic Corp.	2,952	2,009
* #	OSI Pharmaceuticals, Inc.	17,000	570,690
* #	Osiris Therapeutics, Inc.	24,008	304,181

37

*	Osteotech, Inc.	13,607	51,979
	Owens & Minor, Inc.	28,044	972,566
*	OXiGENE, Inc.	14,996	14,246
*	Pain Therapeutics, Inc.	42,021	199,180
*	Palatin Technologies, Inc.	8,615	1,206
*	Palomar Medical Technologies, Inc.	23,863	205,460
*	Par Pharmaceutical Cos., Inc.	41,779	448,289
*	Parexel International Corp.	34,800	344,868
* #	Patterson Companies, Inc.	21,233	434,427
*	PDI, Inc.	10,402	33,390
#	PDL BioPharma, Inc.	47,679	340,905
*	Penwest Pharmaceuticals Co.	1,840	3,018
	PerkinElmer, Inc.	145,633	2,121,873
#	Perrigo Co.	60,007	1,555,381
#	Pfizer, Inc.	1,954,872	26,117,090
*	PharMerica Corp.	38,393	700,672
*	Phase Forward, Inc.	39,166	558,507
*	PHC, Inc.	13,963	12,287
*	Poniard Pharmaceuticals, Inc.	7,250	23,128
* #	Pozen, Inc.	14,400	110,304
*	Progenics Pharmaceuticals, Inc.	30,415	166,674
*	Prospect Medical Holdings, Inc.	2,320	3,967
*	Providence Service Corp.	9,200	90,344
*	ProxyMed, Inc.	4,767	33
*	PSS World Medical, Inc.	53,716	779,956
	Psychemedics Corp.	1,810	10,860
*	Psychiatric Solutions, Inc.	66,240	1,284,394
*	QuadraMed Corp.	4,098	28,153
#	Quest Diagnostics, Inc.	79,844	4,098,393
*	Questcor Pharmaceuticals, Inc.	16,400	73,800
* #	Quidel Corp.	25,090	292,048
* #	Quigley Corp.	19,981	130,376
*	RadNet, Inc.	23,080	35,543
*	Regeneration Technologies, Inc.	47,860	169,424
* #	Regeneron Pharmaceuticals, Inc.	22,822	302,620
*	RegeneRx Biopharmaceuticals, Inc.	5,972	4,837
*	RehabCare Group, Inc.	23,773	397,009
*	Repligen Corp.	39,712	168,776
*	Repros Therapeutics, Inc.	8,625	59,426
*	Res-Care, Inc.	36,304	581,590
* #	ResMed, Inc.	17,963	690,677
*	Retractable Technologies, Inc.	7,725	5,639
*	Rigel Pharmaceuticals, Inc.	19,900	132,136
*	Rochester Medical Corp.	13,631	143,943
* #	Rockwell Medical Technologies, Inc.	13,771	68,442
*	Salix Pharmaceuticals, Ltd.	55,340	608,740
* #	Sangamo BioSciences, Inc.	20,288	86,224
*	Santarus, Inc.	9,650	16,984
*	Savient Pharmaceuticals, Inc.	27,004	142,581
	Schering-Plough Corp.	102,500	2,359,550
*	SciClone Pharmaceuticals, Inc.	26,160	41,594
*	SCOLR Pharma, Inc.	4,500	2,070
*	Seattle Genetics, Inc.	40,740	376,030
*	Senomyx, Inc.	30,529	71,133
*	SenoRx, Inc.	6,538	23,864

38

*	Sepracor, Inc.	23,744	337,402
* #	Sequenom, Inc.	20,540	74,355
*	SeraCare Life Sciences, Inc.	519	340
*	Sirona Dental Systems, Inc.	49,303	806,597
*	Skilled Healthcare Group, Inc.	10,200	89,046
*	Somanetics Corp.	15,147	245,533
* #	Somaxon Pharmaceuticals, Inc.	10,200	3,774
*	Sonic Innovations, Inc.	20,307	12,590
*	SonoSite, Inc.	21,808	393,416
	Span-American Medical System, Inc.	3,812	42,313
*	Spectranetics Corp.	21,900	85,410
*	Spectrum Pharmaceuticals, Inc.	20,000	48,800
*	SRI/Surgical Express, Inc.	3,584	5,376
*	St. Jude Medical, Inc.	20,800	697,216
* #	STAAR Surgical Co.	29,360	25,396
* #	StemCells, Inc.	55,500	94,350
* #	Stereotaxis, Inc.	27,932	93,293
	Steris Corp.	41,272	994,655
*	Strategic Diagnostics, Inc.	17,725	18,789
#	Stryker Corp.	30,313	1,173,416
*	Sucampo Pharmaceuticals, Inc.	200	1,300
* #	Sun Healthcare Group, Inc.	55,175	467,332
*	SunLink Health Systems, Inc.	1,100	1,771
*	Sunrise Senior Living, Inc.	36,457	92,965
*	SuperGen, Inc.	32,277	64,877
* #	SurModics, Inc.	14,903	323,395
*	Symmetry Medical, Inc.	39,265	285,064
*	Synovis Life Technologies, Inc.	13,560	205,841
* #	Synta Pharmaceuticals Corp.	11,473	37,287
*	Targacept, Inc.	35,566	127,682
#	Techne Corp.	11,500	658,030
*	Telik, Inc.	6,272	4,077
* #	Tenet Healthcare Corp.	77,100	173,475
* #	The Medicines Co.	43,850	437,623
*	Theragenics Corp.	22,613	28,040
*	Theravance, Inc.	37,001	530,224
*	Thermo Fisher Scientific, Inc.	170,400	5,977,632
*	Thoratec Corp.	40,530	1,177,802
*	Tomotherapy, Inc.	1,600	4,128
*	Torreypines Therapeutics, Inc.	6,168	1,110
*	TranS1, Inc.	3,300	24,024
*	Transcend Services, Inc.	2,650	30,740
*	Transcept Pharmaceuticals, Inc.	823	2,387
#	Trimeris, Inc.	17,500	35,175
* #	Triple-S Management Corp.	14,800	189,736
* ●	Tripos Escrow Shares	700	63
*	U.S. Physical Therapy, Inc.	13,381	156,290
* #	United Therapeutics Corp.	6,885	432,447
	UnitedHealth Group, Inc.	450,520	10,596,230
	Universal Health Services, Inc.	63,016	3,176,006
*	Urologix, Inc.	4,079	3,467
*	Uroplasty, Inc.	1,867	1,307
	Utah Medical Products, Inc.	3,593	78,759
#	Valeant Pharmaceuticals International	70,700	1,184,932
* #	Vanda Pharmaceuticals, Inc.	6,700	6,767

39

*	Varian Medical Systems, Inc.	5,975	199,386
*	Varian, Inc.	34,734	1,146,917
*	Vascular Solutions, Inc.	10,385	70,099
* #	VCA Antech, Inc.	13,000	325,260
* #	Vertex Pharmaceuticals, Inc.	15,668	482,888
*	Vical, Inc.	31,069	79,226
*	ViroPharma, Inc.	72,524	408,310
* #	Virtual Radiologic Corp.	2,125	19,465
*	Vital Images, Inc.	18,848	190,930
*	Vivus, Inc.	54,209	217,378
*	VNUS Medical Technologies, Inc.	15,445	342,107
* #	Volcano Corp.	37,773	498,226
* #	Waters Corp.	11,500	507,955
*	Watson Pharmaceuticals, Inc.	95,501	2,954,801
* #	WebMD Health Corp. Class A	5,345	137,954
*	WellPoint, Inc.	211,328	9,036,385
	West Pharmaceutical Services, Inc.	29,900	976,235
*	Wright Medical Group, Inc.	35,491	488,001
	Wyeth	108,872	4,616,173
*	XenoPort, Inc.	8,390	114,691
	Young Innovations, Inc.	7,776	120,528
*	Zila, Inc.	891	286
*	Zimmer Holdings, Inc.	29,416	1,294,010
* #	Zoll Medical Corp.	22,508	361,929
*	Zymogenetics, Inc.	41,519	145,317
Total Health Care			290,854,583

Industrials — (10.7%)
*	3D Systems Corp.	22,771	159,625
#	3M Co.	52,400	3,018,240
*	A. T. Cross Co. Class A	4,383	12,711
	A.O. Smith Corp.	27,770	863,369
	AAON, Inc.	17,139	333,868
*	AAR Corp.	46,866	706,271
	ABM Industries, Inc.	50,385	882,745
*	ACCO Brands Corp.	39,100	81,719
*	Accuride Corp.	13,740	5,084
	Aceto Corp.	30,290	216,574
*	Active Power, Inc.	8,300	4,742
#	Actuant Corp.	46,726	572,861
#	Acuity Brands, Inc.	32,027	920,456
	Administaff, Inc.	22,700	605,182
*	AeroCentury Corp.	584	2,926
*	Aerosonic Corp.	1,200	2,640
*	AeroVironment, Inc.	8,809	208,421
* #	AGCO Corp.	37,485	910,886
*	Air Transport Services Group, Inc.	28,100	18,257
	Aircastle, Ltd.	44,300	292,380
* #	AirTran Holdings, Inc.	125,066	869,209
	Alamo Group, Inc.	9,732	109,582
*	Alaska Air Group, Inc.	46,100	773,558
	Albany International Corp. Class A	19,116	177,396
	Alexander & Baldwin, Inc.	57,632	1,535,316
* #	Allegiant Travel Co.	6,585	342,683
* #	Alliant Techsystems, Inc.	11,000	876,150

40

*	Allied Defense Group, Inc.	8,042	32,409
*	Altra Holdings, Inc.	28,446	155,600
*	Amerco, Inc.	20,295	658,573
#	American Ecology Corp.	16,770	277,040
	American Railcar Industries, Inc.	10,030	91,474
*	American Reprographics Co.	26,170	168,797
	American Science & Engineering, Inc.	7,670	462,194
* #	American Superconductor Corp.	19,800	508,860
#	American Woodmark Corp.	16,764	347,015
#	Ameron International Corp.	10,838	641,284
#	Ametek, Inc.	11,400	367,194
	Ampco-Pittsburgh Corp.	7,628	185,818
*	AMR Corp.	198,720	945,907
* #	AMREP Corp.	7,977	148,292
*	APAC Customer Services, Inc.	14,541	67,034
	Apogee Enterprises, Inc.	27,304	365,874
* #	Applied Energetics, Inc.	32,000	11,520
	Applied Industrial Technologies, Inc.	23,822	535,995
	Applied Signal Technologies, Inc.	15,927	314,718
*	Argan, Inc.	9,708	129,213
*	Argon ST, Inc.	26,052	531,200
#	Arkansas Best Corp.	30,169	696,301
*	Arotech Corp.	5,156	4,640
* #	Astec Industries, Inc.	26,389	813,309
*	Astronics Corp.	4,757	52,660
*	Astronics Corp. Class B	739	7,981
*	Atlas Air Worldwide Holding, Inc.	17,100	454,005
*	Avalon Holding Corp. Class A	1,202	2,116
	Avery Dennison Corp.	55,195	1,586,304
*	Avis Budget Group, Inc.	67,437	140,943
*	Axsys Technologies, Inc.	8,957	375,388
* #	AZZ, Inc.	12,134	375,305
	B.F. Goodrich Co.	59,500	2,634,660
	Badger Meter, Inc.	14,700	572,712
* #	Baker (Michael) Corp.	10,147	340,939
#	Baldor Electric Co.	44,600	1,034,720
*	Baldwin Technology Co., Inc. Class A	11,700	13,689
	Barnes Group, Inc.	40,100	567,816
	Barrett Business Services, Inc.	13,746	137,460
* #	BE Aerospace, Inc.	84,448	911,194
* #	Beacon Roofing Supply, Inc.	52,344	832,270
#	Belden, Inc.	46,350	747,162
*	Blount International, Inc.	37,992	243,149
*	BlueLinx Holdings, Inc.	29,239	91,518
#	Boeing Co.	55,384	2,218,129
	Bowne & Co., Inc.	20,644	105,491
	Brady Co. Class A	67,166	1,415,188
*	Breeze-Eastern Corp.	4,962	40,986
#	Briggs & Stratton Corp.	61,660	917,501
*	BTU International, Inc.	7,821	29,251
#	Bucyrus International, Inc.	600	13,026
* #	Builders FirstSource, Inc.	34,708	114,883
	Burlington Northern Santa Fe Corp.	139,866	9,438,158
	C&D Technologies, Inc.	17,892	39,183
#	C.H. Robinson Worldwide, Inc.	16,987	903,029

41

* #	Cano Petroleum, Inc.	31,600	20,224
* #	Capstone Turbine Corp.	12,576	10,061
	Carlisle Companies, Inc.	76,900	1,749,475
	Cascade Corp.	14,672	354,622
*	Casella Waste Systems, Inc. Class A	22,541	46,434
#	Caterpillar, Inc.	62,300	2,216,634
* #	CBIZ, Inc.	93,126	731,970
	CDI Corp.	16,486	197,008
*	CECO Environmental Corp.	13,096	46,491
*	Celadon Group, Inc.	21,515	147,163
*	Cenveo, Inc.	17,100	80,712
*	Ceradyne, Inc.	30,382	523,786
	Champion Industries, Inc.	6,873	10,378
*	Channell Commercial Corp.	3,028	333
*	Chart Industries, Inc.	19,036	263,268
	Chase Corp.	10,501	100,285
	Chicago Rivet & Machine Co.	257	3,168
	Cintas Corp.	95,000	2,437,700
	CIRCOR International, Inc.	19,248	495,251
#	CLAROC, Inc.	21,700	674,436
* #	Clean Harbors, Inc.	7,300	365,730
*	Coleman Cable, Inc.	3,121	7,771
*	Columbus McKinnon Corp.	14,400	186,624
	Comfort Systems USA, Inc.	44,866	484,104
*	Commercial Vehicle Group, Inc.	12,900	12,384
*	Competitive Technologies, Inc.	2,400	3,720
	CompX International, Inc.	3,317	19,836
*	COMSYS IT Partners, Inc.	11,595	61,222
*	Consolidated Graphics, Inc.	8,500	165,070
* #	Continental Airlines, Inc.	159,500	1,677,940
#	Con-way, Inc.	56,459	1,399,054
#	Cooper Industries, Ltd.	79,903	2,620,019
*	Copart, Inc.	14,248	447,245
*	Cornell Companies, Inc.	19,888	361,564
	Corporate Executive Board Co.	18,237	315,135
* #	Corrections Corp. of America	99,120	1,400,566
* #	CoStar Group, Inc.	19,130	708,767
*	Covanta Holding Corp.	70,128	989,506
*	CPI Aerostructures, Inc.	5,950	44,030
*	CRA International, Inc.	14,257	332,758
	Crane Co.	38,940	899,125
*	Crocs, Inc.	200	450
	CSX Corp.	155,100	4,589,409
	Cubic Corp.	28,374	814,618
#	Cummins, Inc.	86,100	2,927,400
#	Curtiss-Wright Corp.	50,014	1,598,948
#	Danaher Corp.	44,000	2,571,360
	Deere & Co.	39,800	1,642,148
*	Delta Air Lines, Inc.	295,300	1,822,001
	Deluxe Corp.	25,449	369,011
*	Devcon International Corp.	800	176
	Diamond Management & Technology Consultants, Inc.	26,745	74,886
*	Document Securities Systems, Inc.	3,428	6,547
*	Dollar Thrifty Automotive Group, Inc.	3,100	11,656
#	Donaldson Co., Inc.	18,500	610,315

42

*	Double Eagle Petroleum Co.	4,900	22,344
	Dover Corp.	100,375	3,089,543
	Ducommun, Inc.	13,356	231,326
*	Duff & Phelps Corp.	3,698	69,744
*	DXP Enterprises, Inc.	12,018	159,599
*	Dynamex, Inc.	12,169	179,006
	Dynamic Materials Corp.	12,618	202,393
*	DynCorp International, Inc. Class A	53,975	823,119
#	Eagle Bulk Shipping, Inc.	24,756	161,409
	Eastern Co.	4,487	51,286
	Eaton Corp.	56,904	2,492,395
	Ecology & Environment, Inc. Class A	2,575	34,660
	Electro Rent Corp.	33,209	317,810
*	EMCOR Group, Inc.	69,700	1,449,063
	Emerson Electric Co.	43,400	1,477,336
#	Encore Wire Corp.	26,925	588,042
* #	Ener1, Inc.	73,911	435,336
* #	Energy Conversion Devices, Inc.	30,700	564,266
*	Energy Focus, Inc.	4,614	3,830
*	EnergySolutions, Inc.	36,500	354,050
* #	EnerNOC, Inc.	2,900	50,663
*	EnerSys	46,870	799,134
*	ENGlobal Corp.	21,850	126,075
	Ennis, Inc.	30,172	271,548
*	EnPro Industries, Inc.	19,166	305,889
*	Environmental Tectonics Corp.	1,572	1,415
	Equifax, Inc.	78,543	2,290,314
* #	ESCO Technologies, Inc.	21,238	883,076
	Espey Manufacturing & Electronics Corp.	4,614	70,410
*	Esterline Technologies Corp.	40,445	1,065,726
*	Evergreen Solar, Inc.	90,171	219,116
*	Exide Technologies	19,931	108,225
#	Expeditors International of Washington, Inc.	34,200	1,187,082
*	Exponent, Inc.	16,442	458,732
*	ExpressJet Holdings, Inc.	2,190	2,716
	EXX, Inc. Class A	4,042	1,011
#	Fastenal Co.	20,179	774,066
	Federal Signal Corp.	47,180	366,589
	FedEx Corp.	127,079	7,111,341
*	First Advantage Corp.	7,719	110,690
* #	First Solar, Inc.	6,200	1,161,198
*	Flanders Corp.	33,425	177,487
*	Flow International Corp.	7,886	14,353
	Flowserve Corp.	24,222	1,644,674
#	Fluor Corp.	17,800	674,086
* #	Fortune Industries, Inc.	4,100	2,911
	Forward Air Corp.	22,859	381,060
	Franklin Electric Co., Inc.	25,194	596,846
	Freightcar America, Inc.	14,638	281,489
*	Frontier Airlines Holdings, Inc.	1,900	532
	Frozen Food Express Industries, Inc.	2,400	10,392
*	FTI Consulting, Inc.	48,500	2,661,680
*	Fuel Tech, Inc.	9,751	127,836
* #	FuelCell Energy, Inc.	34,218	108,813
*	Furmanite Corp.	43,272	171,357

43

	G & K Services, Inc. Class A	13,000	324,610
*	Gardner Denver Machinery, Inc.	65,591	1,746,032
#	GATX Corp.	67,845	2,042,813
*	Gencor Industries, Inc.	659	5,496
	GenCorp, Inc.	43,001	103,202
* #	General Cable Corp.	9,900	268,686
	General Dynamics Corp.	44,200	2,283,814
	General Electric Co.	2,458,016	31,093,902
*	Genesee & Wyoming, Inc.	34,049	1,021,470
* #	GeoEye, Inc.	19,329	481,099
*	GeoPetro Resources Co.	1,500	945
*	Global Cash Access, Inc.	17,087	103,718
*	GP Strategies Corp.	13,304	53,216
#	Graco, Inc.	6,387	150,669
* #	Graftech International, Ltd.	29,400	258,426
	Graham Corp.	6,250	78,125
	Granite Construction, Inc.	32,888	1,297,432
	Great Lakes Dredge & Dock Corp.	24,240	95,990
	Greenbrier Companies, Inc.	14,100	119,991
*	Griffon Corp.	73,703	639,005
	Hardinge, Inc.	7,451	35,765
#	Harsco Corp.	96,351	2,654,470
*	Hawaiian Holdings, Inc.	81,169	405,033
#	Healthcare Services Group, Inc.	31,590	564,829
#	Heartland Express, Inc.	59,596	890,960
#	HEICO Corp.	12,453	357,526
	HEICO Corp. Class A	32,831	819,133
#	Heidrick & Struggles International, Inc.	19,847	335,414
*	Henry Bros. Electronics, Inc.	3,591	24,670
*	Herley Industries, Inc.	9,004	93,101
#	Herman Miller, Inc.	18,588	276,404
* #	Hertz Global Holdings, Inc.	103,818	705,962
*	Hexcel Corp.	15,586	149,470
*	Hill International, Inc.	21,464	86,715
	Hi-Shear Technology Corp.	4,285	29,138
#	HNI Corp.	46,651	723,091
*	Hoku Scientific, Inc.	20,988	57,297
	Honeywell International, Inc.	54,595	1,703,910
	Horizon Lines, Inc. Class A	16,500	87,780
#	Houston Wire & Cable Co.	17,561	169,288
*	HQ Sustainable Maritime Industries, Inc.	14,730	137,431
*	Hub Group, Inc. Class A	25,112	577,576
	Hubbell, Inc. Class A	3,603	113,495
	Hubbell, Inc. Class B	43,772	1,453,230
*	Hudson Highland Group, Inc.	23,833	39,086
*	Hurco Companies, Inc.	5,300	81,249
* #	Huron Consulting Group, Inc.	12,098	580,099
*	Huttig Building Products, Inc.	17,434	11,332
* #	ICF International, Inc.	16,308	448,633
*	ICT Group, Inc.	11,204	79,324
#	IDEX Corp.	98,109	2,477,252
* #	IHS, Inc.	24,515	1,013,940
*	II-VI, Inc.	30,440	729,647
#	Illinois Tool Works, Inc.	77,000	2,525,600
#	Ingersoll-Rand Co., Ltd. Class A	121,545	2,646,035

44

*	InnerWorkings, Inc.	21,019	106,146
*	Innotrac Corp.	4,173	3,756
	Innovative Solutions & Support, Inc.	16,654	79,939
*	Insituform Technologies, Inc. Class A	42,704	654,652
	Insteel Industries, Inc.	17,425	129,816
* #	Integrated Electrical Services, Inc.	14,770	141,940
*	InterDigital, Inc.	20,100	529,032
*	Interline Brands, Inc.	34,689	449,569
	International Shipholding Corp.	5,845	122,745
*	Intersections, Inc.	14,917	49,077
#	ITT Industries, Inc.	62,916	2,580,185
#	J.B. Hunt Transport Services, Inc.	32,900	925,148
*	Jacobs Engineering Group, Inc.	22,062	839,238
* #	JetBlue Airways Corp.	352,859	1,739,595
#	John Bean Technologies Corp.	5,694	62,748
	Joy Global, Inc.	10,798	275,349
*	Kadant, Inc.	600	7,404
	Kaman Corp. Class A	26,816	453,459
* #	Kansas City Southern	72,574	1,106,754
#	Kaydon Corp.	25,817	825,111
	KBR, Inc.	62,104	970,064
	Kelly Services, Inc. Class A	64,846	736,651
	Kelly Services, Inc. Class B	1,275	15,880
*	Kenexa Corp.	17,151	112,511
#	Kennametal, Inc.	92,440	1,890,398
*	Key Technology, Inc.	5,606	59,087
*	Kforce, Inc.	47,134	514,232
*	Kirby Corp.	51,755	1,597,159
#	Knight Transportation, Inc.	81,200	1,435,616
	Knoll, Inc.	30,471	215,735
*	Korn/Ferry International	56,733	600,802
*	K-Tron International, Inc.	2,130	171,295
*	L.B. Foster Co. Class A	11,826	387,302
	L.S. Starrett Co. Class A	4,603	47,135
	L-3 Communications Holdings, Inc.	36,595	2,786,709
*	LaBarge, Inc.	30,927	255,148
*	Ladish Co., Inc.	15,979	120,961
#	Landstar System, Inc.	7,800	277,758
	Lawson Products, Inc.	7,056	81,003
* #	Layne Christensen Co.	15,920	344,827
*	Learning Tree International, Inc.	16,482	135,482
*	LECG Corp.	22,100	64,311
	Lennox International, Inc.	26,500	845,085
*	LGL Group, Inc.	1,499	5,741
#	Lincoln Electric Holdings, Inc.	50,924	2,267,646
#	Lindsay Corp.	5,100	198,441
*	LMI Aerospace, Inc.	13,347	87,957
	Lockheed Martin Corp.	30,444	2,390,767
	LSI Industries, Inc.	42,695	239,519
*	Lydall, Inc.	980	4,204
*	M&F Worldwide Corp.	16,300	259,985
*	Mac-Gray Corp.	9,645	66,551
*	Magnetek, Inc.	22,575	39,506
* ●	MAIR Holdings, Inc. Escrow Shares	400	—
*	Manitex International, Inc.	2,123	1,741

45

#	Manpower, Inc.	42,700	1,839,943
*	Marten Transport, Ltd.	27,329	566,803
	Masco Corp.	234,500	2,077,670
	McGrath Rentcorp	30,567	646,186
* #	Media Sciences International, Inc.	1,103	430
*	Medialink Worldwide, Inc.	2,993	335
*	Medis Technologies, Ltd.	4,000	1,440
*	Merrimac Industries, Inc.	1,798	6,868
* #	Metalline Mining Co.	11,600	3,016
	Met-Pro Corp.	29,174	297,283
* #	Mettler Toledo International, Inc.	11,500	708,745
*	MFRI, Inc.	5,001	25,455
* #	Microvision, Inc.	13,200	24,552
* #	Middleby Corp.	12,569	550,145
*	Miller Industries, Inc.	8,862	70,896
#	Mine Safety Appliances Co.	40,399	995,835
*	Misonix, Inc.	5,191	11,939
*	Mobile Mini, Inc.	32,260	441,962
*	Modtech Holdings, Inc.	2,820	7
*	Monster Worldwide, Inc.	137,986	1,904,207
*	Moog, Inc. Class A	47,935	1,283,699
*	Moog, Inc. Class B	2,600	70,850
#	MSC Industrial Direct Co., Inc. Class A	15,800	645,430
	Mueller Industries, Inc.	44,369	974,787
	Mueller Water Products, Inc.	104,862	439,372
	Multi-Color Corp.	13,044	154,832
	NACCO Industries, Inc. Class A	6,976	266,832
*	Nashua Corp.	3,546	5,496
	National Technical Systems, Inc.	11,231	35,378
* #	Navigant Consulting, Inc.	56,384	829,409
* #	NCI Building Systems, Inc.	16,195	63,970
#	Nordson Corp.	29,953	1,086,695
#	Norfolk Southern Corp.	159,358	5,685,893
*	North America Galvanizing & Coatings, Inc.	26,226	121,951
	Northrop Grumman Corp.	134,779	6,516,565
*	Old Dominion Freight Line, Inc.	36,294	1,021,676
	Omega Flex, Inc.	8,600	132,956
*	On Assignment, Inc.	35,416	124,664
*	Orbital Sciences Corp.	50,575	781,890
*	Orion Marine Group, Inc.	14,388	215,532
	Oshkosh Truck Corp. Class B	61,511	590,506
*	Owens Corning, Inc.	177,364	3,174,816
*	P.A.M. Transportation Services, Inc.	8,286	44,082
#	Paccar, Inc.	20,424	723,827
	Pacer International, Inc.	26,838	113,793
	Pall Corp.	12,400	327,484
*	Paragon Technologies, Inc.	900	1,809
	Parker Hannifin Corp.	57,707	2,617,012
*	Park-Ohio Holdings Corp.	15,417	71,689
*	Patrick Industries, Inc.	3,787	2,121
*	Patriot Transportation Holding, Inc.	2,676	184,751
*	Pemco Aviation Group Inc	1,411	1,764
	Pentair, Inc.	90,481	2,410,414
*	Perini Corp.	30,506	527,754
*	PGT, Inc.	9,978	21,453

46

*	Pike Electric Corp.	43,082	447,191
*	Pinnacle Airlines Corp.	26,510	55,141
#	Pitney Bowes, Inc.	17,244	423,168
*	Plug Power, Inc.	70,255	69,552
*	PMFG, Inc.	11,103	66,840
*	Point Blank Solutions, Inc.	600	270
	Portec Rail Products, Inc.	7,815	62,520
*	Powell Industries, Inc.	10,700	385,093
*	Power-One, Inc.	72,875	88,179
	Precision Castparts Corp.	9,400	703,684
	Preformed Line Products Co.	5,198	192,846
*	Protection One, Inc.	18,312	56,218
	Providence & Worcester Railroad Co.	2,007	23,081
*	Quality Distribution, Inc.	19,438	38,682
	Quanex Building Products Corp.	24,800	254,200
* #	Quanta Services, Inc.	133,922	3,044,047
#	Quixote Corp.	9,180	26,163
	R. R. Donnelley & Sons Co.	157,200	1,831,380
#	Raven Industries, Inc.	18,007	430,367
#	Raytheon Co.	116,144	5,253,193
*	RBC Bearings, Inc.	27,184	502,904
*	RCM Technologies, Inc.	8,789	11,689
#	Regal-Beloit Corp.	39,361	1,599,237
*	Republic Airways Holdings, Inc.	24,185	173,165
	Republic Services, Inc.	158,758	3,333,918
*	Resources Connection, Inc.	42,394	828,803
	Robbins & Myers, Inc.	33,724	639,070
#	Robert Half International, Inc.	11,000	264,220
#	Rockwell Automation, Inc.	56,164	1,774,221
#	Rockwell Collins, Inc.	15,500	594,425
#	Rollins, Inc.	26,517	477,306
	Roper Industries, Inc.	46,506	2,120,209
* #	RSC Holdings, Inc.	32,100	229,515
*	Rush Enterprises, Inc. Class A	26,858	353,451
*	Rush Enterprises, Inc. Class B	8,637	96,043
	Ryder System, Inc.	77,455	2,144,729
*	Saia, Inc.	700	9,142
	Schawk, Inc.	30,926	222,358
* #	School Specialty, Inc.	22,624	424,652
	Servidyne, Inc.	850	1,921
	Servotronics, Inc.	1,473	15,334
*	Shaw Group, Inc.	20,439	685,320
*	SIFCO Industries, Inc.	5,235	41,618
	Simpson Manufacturing Co., Inc.	48,901	1,088,536
	SkyWest, Inc.	114,028	1,372,897
*	SL Industries, Inc.	11,694	88,290
*	SmartPros, Ltd.	1,451	4,426
	Southwest Airlines Co.	672,807	4,696,193
*	Sparton Corp.	6,067	8,190
*	Spherion Corp.	2,900	10,411
*	Spherix, Inc.	5,849	6,141
* #	Spire Corp.	8,319	58,150
*	Spirit AeroSystems Holdings, Inc. Class A	7,803	99,488
	SPX Corp.	18,644	860,793
*	Standard Parking Corp.	15,754	240,091

47

#	Standard Register Co.	27,436	143,216
	Standex International Corp.	12,850	178,230
* #	Stanley, Inc.	25,312	652,543
	Steelcase, Inc. Class A	91,596	414,930
*	Stericycle, Inc.	10,540	496,223
*	Sterling Construction Co., Inc.	15,460	290,184
#	Sun Hydraulics, Inc.	15,851	286,903
	Supreme Industries, Inc.	6,014	7,818
* #	Synutra International, Inc.	146	1,232
	Sypris Solutions, Inc.	17,520	13,315
#	TAL International Group, Inc.	29,580	283,376
* #	Taleo Corp. Class A	11,400	136,914
*	Taser International, Inc.	67,024	321,715
*	Team, Inc.	7,788	111,914
	Tech/Ops Sevcon, Inc.	1,585	3,138
	Technology Research Corp.	3,325	6,534
	Tecumseh Products Co. Class A	9,900	101,079
*	Tecumseh Products Co. Class B	3,298	35,684
*	Teledyne Technologies, Inc.	23,200	740,776
	Teleflex, Inc.	50,783	2,182,653
*	TeleTech Holdings, Inc.	33,960	450,649
#	Tennant Co.	20,988	312,092
* #	Terex Corp.	26,600	367,080
*	Tetra Tech, Inc.	41,477	1,018,675
#	Textron, Inc.	73,500	788,655
*	The Advisory Board Co.	10,240	190,874
	The Brink’s Co.	61,800	1,752,030
	The Dun & Bradstreet Corp.	5,316	432,722
*	The GEO Group, Inc.	59,320	986,492
#	The Gorman-Rupp Co.	12,706	270,638
#	The Manitowoc Co., Inc.	24,000	142,800
*	Thomas & Betts Corp.	75,300	2,343,336
*	Thomas Group, Inc.	4,048	3,036
	Timken Co.	122,044	1,962,468
	Titan International, Inc.	26,375	159,569
*	Titan Machinery, Inc.	2,800	28,364
	Todd Shipyards Corp.	5,739	79,083
#	Toro Co.	9,520	289,218
*	Trailer Bridge, Inc.	8,912	25,845
*	TransDigm Group, Inc.	44,855	1,576,205
*	TRC Companies, Inc.	14,917	39,828
	Tredegar Industries, Inc.	33,747	593,272
* #	Trex Co., Inc.	20,523	224,727
#	Trinity Industries, Inc.	88,083	1,286,893
	Triumph Group, Inc.	19,703	814,325
*	TRM Corp.	4,491	449
*	TrueBlue, Inc.	48,070	466,760
*	Tufco Technologies, Inc.	2,398	9,784
	Twin Disc, Inc.	22,040	150,313
	Tyco International, Ltd.	25,300	601,128
*	U.S. Home Systems, Inc.	4,473	9,259
* #	UAL Corp.	95,000	467,400
*	Ultralife Corp.	19,679	140,705
	Union Pacific Corp.	206,650	10,154,781
#	United Parcel Service, Inc.	51,250	2,682,425

48

*	United Rentals, Inc.	66,679	404,075
*	United Stationers, Inc.	26,471	866,396
	United Technologies Corp.	27,100	1,323,564
	Universal Forest Products, Inc.	21,350	716,506
*	Universal Security Instruments, Inc.	1,124	4,777
	Universal Truckload Services, Inc.	18,632	229,546
*	UQM Technologies, Inc.	5,020	7,831
*	URS Corp.	62,404	2,749,520
*	US Airways Group, Inc.	82,359	312,141
*	USA Truck, Inc.	14,166	199,174
* #	USG Corp.	46,600	692,476
*	UTI Worldwide, Inc.	1,600	21,536
#	Valmont Industries, Inc.	9,900	631,422
	Valpey Fisher Corp.	1,658	1,907
*	Versar, Inc.	15,761	39,087
	Viad Corp.	25,279	482,323
	Vicor Corp.	34,752	186,618
*	Volt Information Sciences, Inc.	23,850	171,243
	VSE Corp.	5,267	157,431
#	W.W. Grainger, Inc.	2,800	234,864
	Wabash National Corp.	40,637	50,796
#	Wabtec Corp.	35,330	1,347,486
	Walter Energy, Inc.	24,000	547,200
*	Waste Connections, Inc.	61,868	1,594,957
	Waste Management, Inc.	74,088	1,975,927
*	Waste Services, Inc.	8,800	47,520
#	Watsco, Inc. Class A	22,321	958,687
	Watsco, Inc. Class B	2,096	90,254
	Watson Wyatt Worldwide, Inc.	37,600	1,994,680
	Watts Water Technologies, Inc.	39,180	872,147
*	WCA Waste Corp.	14,393	29,506
	Werner Enterprises, Inc.	91,367	1,493,850
*	WESCO International, Inc.	27,619	718,094
*	Willdan Group, Inc.	4,647	6,506
*	Willis Lease Finance Corp.	6,970	79,458
	Woodward Governor Co.	39,400	786,424
*	Xenonics Holdings, Inc.	4,100	2,993
* #	YRC Worldwide, Inc.	30,500	92,415
Total Industrials			360,782,043

Information Technology — (11.9%)
*	3Com Corp.	821,919	3,328,772
*	3PAR, Inc.	6,000	45,960
* #	Acacia Research	18,778	81,309
*	Access Integrated Technologies, Inc.	14,864	15,459
*	ACI Worldwide, Inc.	32,356	558,788
*	Acme Packet, Inc.	31,999	246,712
*	Acorn Energy, Inc.	100	245
*	Actel Corp.	30,545	377,842
*	ActivIdentity Corp.	35,506	76,338
* #	Activision Blizzard, Inc.	532,048	5,730,157
*	Actuate Corp.	60,260	222,962
	Acxiom Corp.	90,333	871,713
*	Adaptec, Inc.	155,522	444,793
* #	ADC Telecommunications, Inc.	99,700	733,792

49

*	ADDvantage Technologies Group, Inc.	6,246	10,306
*	Adept Technology, Inc.	1,264	4,475
*	Adobe Systems, Inc.	44,989	1,230,449
	Adtran, Inc.	56,267	1,190,047
*	Advanced Analogic Technologies, Inc.	39,200	188,160
*	Advanced Energy Industries, Inc.	47,335	399,034
* #	Advanced Micro Devices, Inc.	577,636	2,085,266
*	Advanced Photonix, Inc.	1,915	1,168
*	Advent Software, Inc.	21,277	707,247
*	Aehr Test Systems	5,860	6,036
*	Aetrium, Inc.	6,465	8,469
*	Affiliated Computer Services, Inc. Class A	49,116	2,376,232
* #	Agilent Technologies, Inc.	60,155	1,098,430
	Agilysys, Inc.	3,500	21,105
*	Airspan Networks, Inc.	24,200	2,420
* #	Airvana, Inc.	41,167	234,240
*	Akamai Technologies, Inc.	11,800	259,836
* #	Alliance Data Systems Corp.	10,350	433,355
#	Altera Corp.	21,804	355,623
*	Amdocs, Ltd.	110,171	2,305,879
*	American Commercial Lines, Inc.	10,400	51,792
	American Software, Inc. Class A	45,028	249,905
* #	Amkor Technology, Inc.	33,988	146,488
#	Amphenol Corp.	17,300	585,432
*	Amtech Systems, Inc.	7,196	30,151
*	Anadigics, Inc.	43,500	131,370
*	Analysts International Corp.	1,100	692
*	Anaren, Inc.	16,453	214,054
* #	Anixter International, Inc.	41,280	1,642,118
* #	Ansys, Inc.	18,612	514,063
*	Apple, Inc.	63,210	7,953,714
#	Applied Materials, Inc.	136,741	1,669,608
*	Applied Micro Circuits Corp.	85,598	466,509
*	Ariba, Inc.	103,362	993,309
*	Arris Group, Inc.	126,930	1,354,343
*	Arrow Electronics, Inc.	134,963	3,069,059
*	Art Technology Group, Inc.	80,700	253,398
*	Aruba Networks, Inc.	11,658	54,676
*	Aspen Technology, Inc.	40,510	314,358
	Astro-Med, Inc.	4,801	26,454
*	Asyst Technologies, Inc.	29,500	1,269
* #	Atheros Communications	54,300	935,046
	Atlantic Tele-Network, Inc.	17,864	394,437
*	Atmel Corp.	347,819	1,335,625
* #	ATMI, Inc.	36,800	581,072
*	Authentidate Holding Corp.	2,476	1,139
*	Autobytel, Inc.	27,678	14,946
*	Autodesk, Inc.	22,600	450,644
#	Automatic Data Processing, Inc.	45,072	1,586,534
*	Avid Technology, Inc.	36,233	401,099
*	Aviza Technology, Inc.	11,354	1,476
*	Avnet, Inc.	174,190	3,813,019
*	Avocent Corp.	87,127	1,258,114
	AVX Corp.	237,991	2,382,290
*	Aware, Inc.	14,524	34,131

50

*	Axcelis Technologies, Inc.	63,300	29,751
*	AXT, Inc.	23,751	20,188
* #	Bankrate, Inc.	16,200	405,000
	Bel Fuse, Inc. Class A	4,354	63,133
	Bel Fuse, Inc. Class B	12,011	194,338
*	Bell Microproducts, Inc.	6,025	4,760
*	Benchmark Electronics, Inc.	82,196	997,037
*	BigBand Networks, Inc.	58,336	341,849
	Black Box Corp.	35,024	958,607
#	Blackbaud, Inc.	36,337	553,049
* #	Blackboard, Inc.	14,522	494,184
*	Blue Coat Systems, Inc.	38,333	508,296
* #	BMC Software, Inc.	27,322	947,254
*	Borland Software Corp.	54,311	41,276
*	Bottomline Technologies, Inc.	29,393	230,735
*	Brightpoint, Inc.	90,695	472,521
* #	Broadcom Corp.	216,283	5,015,603
	Broadridge Financial Solutions, Inc.	34,218	662,118
*	Brocade Communications Systems, Inc.	268,218	1,550,300
*	Brooks Automation, Inc.	42,744	265,868
*	BSQUARE Corp.	8,667	20,367
	CA, Inc.	231,992	4,001,862
*	Cabot Microelectronics Corp.	28,025	807,400
*	CACI International, Inc. Class A	36,595	1,447,332
* #	Cadence Design Systems, Inc.	76,362	426,100
*	CalAmp Corp.	13,700	10,960
*	California Micro Devices Corp.	20,055	56,355
*	Callidus Software, Inc.	29,994	96,881
*	CallWave, Inc.	15,772	13,406
*	Cascade Microtech, Inc.	8,316	27,443
	Cass Information Systems, Inc.	8,630	291,090
*	Catapult Communications Corp.	13,452	99,410
*	Cavium Networks, Inc.	15,340	192,977
*	CEVA, Inc.	24,265	200,186
*	Checkpoint Systems, Inc.	34,300	416,745
*	Chordiant Software, Inc.	33,240	106,368
*	Chyron International Corp.	4,578	7,691
*	Ciber, Inc.	2,400	7,752
* #	Ciena Corp.	92,072	1,100,260
*	Cirrus Logic, Inc.	94,229	438,165
*	Cisco Sytems, Inc.	548,086	10,589,022
* #	Citrix Systems, Inc.	53,025	1,512,803
*	Clearfield, Inc.	900	1,170
*	Cogent, Inc.	85,840	973,426
	Cognex Corp.	47,465	667,833
*	Cognizant Technology Solutions Corp.	44,750	1,109,353
*	Coherent, Inc.	10,140	192,660
	Cohu, Inc.	31,343	305,908
*	Comarco, Inc.	1,442	2,336
* #	CommScope, Inc.	65,019	1,631,977
	Communications Systems, Inc.	17,110	143,040
* #	CommVault Systems, Inc.	14,398	179,255
*	Computer Sciences Corp.	129,068	4,770,353
*	Compuware Corp.	241,548	1,806,779
*	Comtech Telecommunications Corp.	19,436	650,523

51

*	Comverge, Inc.	11,480	88,052
* #	Concur Technologies, Inc.	18,700	506,209
*	Concurrent Computer Corp.	1,480	7,000
*	Conexant Systems, Inc.	18,100	24,435
*	Constant Contact, Inc.	10,900	173,637
* #	Convera Corp.	11,200	2,946
*	Convergys Corp.	138,217	1,397,374
	Corning, Inc.	82,850	1,211,267
*	CPI International, Inc.	18,967	207,689
*	Cray, Inc.	9,861	41,416
* #	Cree, Inc.	102,735	2,813,912
*	CSG Systems International, Inc.	26,700	387,150
*	CSP, Inc.	2,797	8,363
	CTS Corp.	1,700	10,319
*	CyberOptics Corp.	7,425	34,526
* #	CyberSource Corp.	78,623	1,148,682
*	Cymer, Inc.	36,650	1,041,227
*	Cypress Semiconductor Corp.	88,826	704,390
#	Daktronics, Inc.	28,908	261,328
* #	Data Domain, Inc.	31,660	524,923
*	Datalink Corp.	5,956	19,774
	Dataram Corp.	6,153	8,122
*	DDi Corp.	7,839	26,653
*	DealerTrack Holdings, Inc.	47,045	714,143
*	Dell, Inc.	148,950	1,730,799
*	Deltek, Inc.	300	1,236
*	DemandTec, Inc.	4,600	33,212
	Diebold, Inc.	35,946	950,053
*	Digi International, Inc.	30,300	220,281
*	Digimarc Corp.	4,916	48,963
*	Digital River, Inc.	37,014	1,422,078
* #	Diodes, Inc.	32,255	479,954
*	Ditech Networks, Inc.	24,475	23,988
*	DivX, Inc.	23,412	120,104
*	Dolby Laboratories, Inc.	9,000	361,170
*	Dot Hill Systems Corp.	32,106	24,722
*	Double-Take Software, Inc.	24,321	197,487
*	DSP Group, Inc.	31,722	199,531
* #	DST Systems, Inc.	46,000	1,663,820
*	DTS, Inc.	17,676	471,065
*	Dycom Industries, Inc.	36,976	311,338
*	Dynamics Research Corp.	10,821	89,273
* #	EarthLink, Inc.	130,830	991,691
* #	eBay, Inc.	67,556	1,112,647
* #	Ebix, Inc.	3,690	102,582
* #	Echelon Corp.	40,255	320,430
*	Echostar Holding Corp.	21,283	336,697
*	EDCI Holdings, Inc.	3,419	15,898
*	EDGAR Online, Inc.	3,500	3,780
*	Edgewater Technology, Inc.	8,788	21,003
*	EFJohnson Technologies, Inc.	13,208	8,453
*	Elecsys Corp.	376	1,316
*	Electro Scientific Industries, Inc.	19,074	164,036
*	Electroglas, Inc.	15,057	316
* #	Electronic Arts, Inc.	84,052	1,710,458

52

*	Electronics for Imaging, Inc.	63,833	626,840
*	Elixir Gaming Technologies, Inc.	42,803	4,708
*	eLoyalty Corp.	2,372	16,604
*	EMC Corp.	428,850	5,373,491
* #	EMCORE Corp.	32,898	40,794
*	EMS Technologies, Inc.	20,613	392,678
*	Emulex Corp.	98,974	1,036,258
*	Endwave Corp.	5,844	16,129
*	Entegris, Inc.	216,242	320,038
*	Entorian Technologies, Inc.	23,725	6,406
*	Entrust, Inc.	45,416	88,561
*	Epicor Software Corp.	55,040	303,821
*	EPIQ Systems, Inc.	39,547	611,792
*	ePlus, Inc.	249	2,986
* #	Equinix, Inc.	15,100	1,060,473
*	Euronet Worldwide, Inc.	48,529	785,199
*	Evans & Sutherland Computer Corp.	1,668	1,101
*	Exar Corp.	30,139	185,355
*	Extreme Networks, Inc.	97,380	171,389
* #	F5 Networks, Inc.	22,500	613,575
#	FactSet Research Systems, Inc.	15,044	806,208
#	Fair Isaac Corp.	51,354	863,774
*	Fairchild Semiconductor Corp. Class A	105,506	649,917
*	FalconStor Software, Inc.	22,017	81,463
*	Faro Technologies, Inc.	18,917	286,782
*	FEI Co.	44,694	767,843
	Fidelity National Information Services, Inc.	176,335	3,147,580
*	Finisar Corp.	76,100	50,226
*	Fiserv, Inc.	86,533	3,229,412
*	FLIR Systems, Inc.	23,287	516,506
* #	FormFactor, Inc.	58,738	1,023,803
*	Forrester Research, Inc.	25,030	636,012
*	FortuNet, Inc.	1,445	4,740
	Frequency Electronics, Inc.	5,150	17,098
*	FSI International, Inc.	9,520	4,665
* #	Gartner Group, Inc.	19,500	263,445
*	Gerber Scientific, Inc.	22,700	89,665
	Gevity HR, Inc.	20,381	80,709
*	GigOptix, Inc.	1,468	2,598
	Global Payments, Inc.	600	19,236
*	Globecomm Systems, Inc.	22,656	154,061
*	Goldleaf Financial Solutions, Inc.	15,800	11,534
*	Google, Inc.	21,180	8,386,645
*	GSE Systems, Inc.	3,313	16,631
*	GSI Technology, Inc.	17,750	54,848
*	GTSI Corp.	7,192	32,364
*	Guidance Software, Inc.	7,793	28,678
*	Hackett Group, Inc.	40,480	91,080
*	Harmonic, Inc.	92,301	676,566
	Harris Corp.	61,633	1,884,737
*	Harris Stratex Networks, Inc. Class A	25,558	102,743
*	Hauppauge Digital, Inc.	6,000	7,890
	Heartland Payment Systems, Inc.	18,718	150,493
* #	Hewitt Associates, Inc. Class A	54,500	1,709,120
	Hewlett-Packard Co.	215,514	7,754,194

53

*	Hittite Microwave Corp.	16,254	603,999
*	Hughes Communications, Inc.	10,296	197,374
* #	Hutchinson Technology, Inc.	25,143	48,275
*	Hypercom Corp.	46,944	50,700
*	I.D. Systems, Inc.	7,877	30,957
* #	i2 Technologies, Inc.	11,423	101,893
*	IAC/InterActiveCorp	165,687	2,654,306
*	iBasis, Inc.	14,339	15,056
	iGATE Corp.	48,575	184,099
* #	iGo, Inc.	16,000	11,981
*	Ikanos Communications, Inc.	23,895	35,126
*	ImageWare Systems, Inc.	4,200	966
	Imation Corp.	38,613	386,130
	Imergent, Inc.	7,900	54,194
*	Immersion Corp.	29,299	122,177
* #	Infinera Corp.	34,543	291,543
*	InFocus Corp.	19,682	18,895
*	infoGROUP, Inc.	55,095	223,135
* #	Informatica Corp.	47,405	753,740
	InfoSpace, Inc.	45,338	300,591
*	Ingram Micro, Inc.	220,604	3,203,170
*	Innodata Isogen, Inc.	24,008	101,554
* #	Insight Enterprises, Inc.	91,174	521,515
	Integral Systems, Inc.	34,703	230,081
*	Integrated Device Technology, Inc.	204,306	1,109,382
*	Integrated Silicon Solution, Inc.	20,989	47,015
#	Intel Corp.	549,842	8,676,507
*	Intelli-Check, Inc.	1,985	2,561
*	Intelligent Systems Corp.	629	440
*	Interactive Intelligence, Inc.	16,973	186,703
*	Intermec, Inc.	71,796	867,296
*	Internap Network Services Corp.	34,951	97,164
	International Business Machines Corp.	77,144	7,962,032
*	International Rectifier Corp.	85,981	1,451,359
*	Internet Brands, Inc.	9,658	59,204
*	Internet Capital Group, Inc.	34,386	186,716
*	Interphase Corp.	4,472	20,124
	Intersil Corp.	107,995	1,252,742
*	Intest Corp.	3,806	798
*	Intevac, Inc.	19,600	135,044
*	IntriCon Corp.	8,894	27,038
*	Intuit, Inc.	34,988	809,272
*	INX, Inc.	863	2,977
*	iPass, Inc.	54,396	62,011
*	iPCS, Inc.	7,891	114,577
*	IPG Photonics Corp.	39,383	439,908
* #	Iron Mountain, Inc.	125,321	3,570,395
*	Isilon Systems, Inc.	22,523	57,884
*	Iteris, Inc.	19,864	23,241
* #	Itron, Inc.	34,900	1,605,400
*	Ixia	81,787	471,093
	IXYS Corp.	36,812	351,186
*	j2 Global Communications, Inc.	20,778	498,464
#	Jabil Circuit, Inc.	271,153	2,196,339
	Jack Henry & Associates, Inc.	55,800	1,005,516

54

*	Jaco Electronics, Inc.	3,034	2,397
*	JDA Software Group, Inc.	41,428	584,549
*	JDS Uniphase Corp.	191,204	881,450
* #	Juniper Networks, Inc.	84,458	1,828,516
	Keithley Instruments, Inc.	12,790	44,253
* #	Kemet Corp.	4,300	3,440
*	Key Tronic Corp.	7,752	11,240
*	Keynote Systems, Inc.	11,812	91,071
	KLA-Tencor Corp.	79,822	2,214,262
*	Kopin Corp.	71,870	197,643
*	Kowabunga!, Inc.	26,064	3,910
*	Kratos Defense & Security Solutions, Inc.	74,440	58,808
*	Kulicke & Soffa Industries, Inc.	52,009	208,036
*	KVH Industries, Inc.	12,992	71,456
* #	L-1 Identity Solutions, Inc.	172,346	1,261,573
* #	Lam Research Corp.	67,500	1,881,900
*	LaserCard Corp.	12,022	45,083
*	Lattice Semiconductor Corp.	90,100	156,774
* #	Lawson Software, Inc.	173,465	934,976
*	Leadis Technolgies, Inc.	19,431	12,047
*	LeCroy Corp.	9,674	31,441
	Lender Processing Services, Inc.	31,117	891,813
* #	Lexmark International, Inc.	77,500	1,520,550
*	Limelight Networks, Inc.	9,987	48,936
	Linear Technology Corp.	18,572	404,498
*	Lionbridge Technologies, Inc.	37,706	50,903
*	Littlefuse, Inc.	23,874	391,295
*	Livewire Mobile, Inc.	3,300	495
*	LogicVision, Inc.	56	56
*	Logility, Inc.	12,562	65,448
*	LoJack Corp.	17,770	60,773
*	LookSmart, Ltd.	14,472	18,090
*	Loral Space & Communications, Inc.	17,532	409,372
*	LSI Corp.	423,861	1,627,626
*	LTX-Credence Corp.	77,003	37,731
*	Luna Innovations, Inc.	6,251	4,626
*	Macrovision Solutions Corp.	125,617	2,539,976
*	Magma Design Automation, Inc.	17,400	30,972
*	Management Network Group, Inc.	8,935	2,770
* #	Manhattan Associates, Inc.	37,372	621,123
*	ManTech International Corp. Class A	12,400	448,756
	Marchex, Inc. Class B	23,100	104,412
*	Mastec, Inc.	65,303	816,941
*	Mastech Holdings, Inc.	2,854	5,366
*	Mattson Technology, Inc.	43,500	50,025
#	Maximus, Inc.	29,400	1,185,702
*	Maxwell Technologies, Inc.	21,738	222,597
*	McAfee, Inc.	22,700	852,158
*	Measurement Specialties, Inc.	5,930	40,265
*	MEMC Electronic Materials, Inc.	40,800	660,960
*	Mentor Graphics Corp.	79,665	535,349
*	Mercury Computer Systems, Inc.	20,018	162,546
*	Merix Corp.	14,884	9,228
	Mesa Laboratories, Inc.	2,524	50,480
*	Metavante Technologies, Inc.	40,853	963,722

55

	Methode Electronics, Inc.	38,072	229,193
#	Micrel, Inc.	63,700	477,750
#	Microchip Technology, Inc.	27,900	641,700
* #	Micron Technology, Inc.	497,749	2,429,015
* #	Micros Systems, Inc.	71,100	1,491,678
*	Microsemi Corp.	71,850	964,227
	Microsoft Corp.	671,399	13,602,544
*	MicroStrategy, Inc.	5,319	206,962
*	Microtune, Inc.	56,335	117,740
*	Midway Games, Inc.	16,559	1,209
*	Mindspeed Technologies, Inc.	4,506	9,553
*	MIPS Technologies, Inc.	48,713	161,727
*	MIVA, Inc.	20,600	7,000
*	MKS Instruments, Inc.	39,061	611,305
	Mocon, Inc.	8,521	83,250
*	ModusLink Global Solutions, Inc.	41,922	155,111
#	Molex, Inc.	12,787	213,159
	Molex, Inc. Class A	59,243	905,825
*	MoneyGram International, Inc.	40,400	61,408
*	Monolithic Power Systems, Inc.	17,670	326,895
*	MoSys, Inc.	26,082	36,515
	Motorola, Inc.	878,436	4,857,751
*	MPS Group, Inc.	63,078	507,147
*	MRV Communications, Inc.	77,375	35,593
*	MSC.Software Corp.	53,048	325,715
	MTS Systems Corp.	24,501	517,706
*	Multi-Fineline Electronix, Inc.	26,636	534,585
*	Nanometrics, Inc.	16,814	33,964
*	Napco Security Technologies, Inc.	11,922	15,856
#	National Instruments Corp.	18,300	403,332
#	National Semiconductor Corp.	25,772	318,800
* #	NCI, Inc.	5,841	142,287
*	NCR Corp.	148,754	1,509,853
* #	NetApp, Inc.	26,500	484,950
*	NETGEAR, Inc.	43,669	699,141
* #	NetLogic Microsystems, Inc.	16,300	531,217
*	NetScout Systems, Inc.	37,393	336,163
*	Network Engines, Inc.	14,793	10,503
*	Network Equipment Technologies, Inc.	34,316	134,862
* #	Neutral Tandem, Inc.	3,700	105,820
*	Newport Corp.	17,390	86,776
	NIC, Inc.	37,300	201,420
*	Novatel Wireless, Inc.	32,098	219,871
*	Novell, Inc.	463,986	1,744,587
* #	Novellus Systems, Inc.	131,268	2,370,700
*	Nu Horizons Electronics Corp.	13,840	38,614
* #	Nuance Communications, Inc.	129,929	1,734,552
*	NumereX Corp. Class A	7,591	30,288
* #	Nvidia Corp.	40,950	470,106
	O.I. Corp.	3,195	25,001
* #	Oclaro, Inc.	87,700	86,823
* #	Omniture, Inc.	71,936	886,252
*	OmniVision Technologies, Inc.	54,395	517,296
*	ON Semiconductor Corp.	237,423	1,286,833
*	On2 Technologies, Inc.	30,000	9,600

56

*	Online Resources Corp.	29,306	125,723
*	Onvia, Inc.	8,196	31,555
	Openwave Systems, Inc.	43,716	52,459
*	Oplink Communications, Inc.	23,218	256,327
*	OPNET Technologies, Inc.	22,352	192,227
*	OpNext, Inc.	275	696
*	Optical Cable Corp.	2,145	5,963
	Oracle Corp.	401,307	7,761,277
* #	Orbcomm, Inc.	25,208	32,266
*	Orthovita, Inc.	31,436	92,422
*	OSI Systems, Inc.	22,669	425,044
*	Overland Storage, Inc.	4,100	2,788
* #	OYO Geospace Corp.	4,603	73,188
*	Palm, Inc.	90,703	951,474
*	PAR Technology Corp.	12,000	62,760
*	Parametric Technology Corp.	101,619	1,133,052
	Park Electrochemical Corp.	25,096	516,978
* #	ParkerVision, Inc.	6,928	19,398
#	Paychex, Inc.	23,300	629,333
*	PC Connection, Inc.	27,800	137,610
	PC-Tel, Inc.	30,780	149,899
*	PDF Solutions, Inc.	22,068	39,502
	Pegasystems, Inc.	34,888	609,493
*	Perceptron, Inc.	2,580	9,314
*	Perficient, Inc.	34,055	237,363
*	Performance Technologies, Inc.	5,123	14,191
*	Pericom Semiconductor Corp.	24,576	218,972
*	Perot Systems Corp.	139,008	1,954,452
*	Pervasive Software, Inc.	16,503	81,030
*	Phoenix Technologies, Ltd.	18,744	53,420
*	Photronics, Inc.	23,700	39,579
*	Physicians Formula Holdings, Inc.	80	196
*	Pinnacle Data Systems, Inc.	700	364
*	Planar Systems, Inc.	11,955	11,238
*	PlanetOut, Inc.	300	57
	Plantronics, Inc.	56,620	721,339
*	PLATO Learning, Inc.	5,448	16,126
*	Plexus Corp.	48,095	1,065,304
*	PLX Technology, Inc.	22,700	76,953
* #	PMC-Sierra, Inc.	187,685	1,486,465
* #	Polycom, Inc.	96,868	1,805,620
	Power Integrations, Inc.	32,400	690,120
*	Presstek, Inc.	36,036	69,549
* ●	Price Communications Liquidation Trust	11,700	1,598
*	Procera Networks, Inc.	3,031	2,849
*	Progress Software Corp.	46,464	984,572
*	PROS Holdings, Inc.	100	646
	QAD, Inc.	30,539	81,234
* #	QLogic Corp.	112,700	1,598,086
#	QUALCOMM, Inc.	119,394	5,052,754
#	Quality Systems, Inc.	9,650	517,433
	Qualstar Corp.	8,170	19,445
*	Quest Software, Inc.	123,231	1,790,546
*	QuickLogic Corp.	21,500	32,680
*	Rackable Systems, Inc.	21,230	96,809

57

*	Radiant Systems, Inc.	25,100	184,987
*	RadiSys Corp.	28,903	207,235
*	RAE Systems, Inc.	36,268	28,289
* #	Rambus, Inc.	34,772	416,569
*	Ramtron International Corp.	15,923	19,904
*	RealNetworks, Inc.	143,286	352,484
*	Red Hat, Inc.	67,818	1,171,217
*	Relm Wireless Corp.	8,000	6,640
	Renaissance Learning, Inc.	15,268	146,573
* #	RF Micro Devices, Inc.	193,379	408,030
*	RF Monolithics, Inc.	4,972	1,690
	Richardson Electronics, Ltd.	13,310	47,650
*	RightNow Technologies, Inc.	16,674	125,889
*	Rimage Corp.	12,713	187,135
*	Riverbed Technology, Inc.	3,870	70,898
*	Rofin-Sinar Technologies, Inc.	33,520	714,311
*	Rogers Corp.	19,428	494,443
*	Rubicon Technology, Inc.	100	848
*	Rudolph Technologies, Inc.	19,519	102,084
*	S1 Corp.	107,107	664,063
* #	Saba Software, Inc.	14,965	34,569
*	Safeguard Scientifics, Inc.	76,065	69,219
* #	Salesforce.com, Inc.	11,300	483,753
* #	Sandisk Corp.	123,922	1,948,054
*	Sanmina-SCI Corp.	285,919	160,115
*	Sapient Corp.	109,588	562,186
*	SAVVIS, Inc.	49,666	565,199
* #	ScanSource, Inc.	27,853	688,248
*	Scientific Learning Corp.	11,264	24,781
*	SCM Microsystems, Inc.	7,148	16,941
*	SeaChange International, Inc.	39,019	244,649
*	Semitool, Inc.	30,977	147,141
*	Semtech Corp.	72,495	1,045,378
*	ShoreTel, Inc.	9,800	48,902
* #	Sigma Designs, Inc.	24,850	321,062
*	Silicon Image, Inc.	79,621	216,569
* #	Silicon Laboratories, Inc.	42,100	1,400,246
*	Silicon Storage Technology, Inc.	90,288	167,033
*	Simulations Plus, Inc.	4,400	5,016
*	SiRF Technology Holdings, Inc.	44,800	124,544
*	Skyworks Solutions, Inc.	173,123	1,530,407
*	Smith Micro Software, Inc.	36,747	316,024
*	Soapstone Networks, Inc.	17,505	64,593
*	SoftBrands, Inc.	14,700	3,675
*	Sonic Foundry, Inc.	6,195	4,398
*	Sonic Solutions, Inc.	16,806	36,973
*	SonicWALL, Inc.	74,046	402,070
*	Sonus Networks, Inc.	158,865	274,836
*	Sourcefire, Inc.	13,632	147,635
*	SourceForge, Inc.	29,414	28,090
*	Spectrum Control, Inc.	13,731	97,078
*	SPSS, Inc.	21,039	650,105
*	SRA International, Inc.	52,072	801,388
*	SRS Labs, Inc.	16,310	92,641
*	Standard Microsystems Corp.	24,757	392,646

58

*	Starent Networks Corp.	13,143	259,311
	StarTek, Inc.	13,281	54,718
* #	STEC, Inc.	50,415	483,984
* #	Stratasys, Inc.	26,638	249,332
*	SuccessFactors, Inc.	2,500	21,775
*	SumTotal Systems, Inc.	34,093	131,258
*	Sun Microsystems, Inc.	199,342	1,825,973
*	Sunair Electronics, Inc.	5,100	10,659
*	SunPower Corp.	18,184	461,146
* #	SunPower Corp. Class A	3,900	106,782
*	Super Micro Computer, Inc.	700	3,654
*	Supertex, Inc.	15,688	403,495
*	SupportSoft, Inc.	43,056	96,876
*	Switch and Data Facilities Co.	11,661	134,918
* #	Sybase, Inc.	61,700	2,095,332
*	Sycamore Networks, Inc.	320,343	945,012
*	Sykes Enterprises, Inc.	49,269	968,629
*	Symantec Corp.	326,364	5,629,779
*	Symmetricom, Inc.	34,908	173,842
* #	Synaptics, Inc.	16,500	535,920
*	Synchronoss Technologies, Inc.	32,953	437,616
*	SYNNEX Corp.	38,433	827,462
*	Synopsys, Inc.	118,738	2,586,114
	Syntel, Inc.	16,240	450,173
	Take-Two Interactive Software, Inc.	63,025	572,267
*	Tech Data Corp.	56,357	1,622,518
	Technitrol, Inc.	30,541	124,302
*	Technology Solutions Co.	829	1,940
*	TechTeam Global, Inc.	8,547	44,359
*	Techwell, Inc.	21,465	158,197
* #	Tekelec	75,799	1,174,885
*	TeleCommunication Systems, Inc.	27,075	265,606
*	Telkonet, Inc.	3,170	285
*	Tellabs, Inc.	553,536	2,900,529
*	Telular Corp.	12,364	24,728
*	Teradata Corp.	25,280	422,682
*	Teradyne, Inc.	179,413	1,065,713
* #	Terremark Worldwide, Inc.	66,946	260,420
*	Tessco Technologies, Inc.	9,417	86,166
*	Tessera Technologies, Inc.	59,446	834,622
	Texas Instruments, Inc.	98,084	1,771,397
*	The Knot, Inc.	41,151	373,240
	TheStreet.com, Inc.	20,040	42,685
*	THQ, Inc.	43,822	149,871
* #	TIBCO Software, Inc.	201,978	1,276,501
*	Tier Technologies, Inc. Class B	700	4,403
*	TNS, Inc.	11,212	188,922
*	Tollgrade Communications, Inc.	9,184	54,645
	Total System Services, Inc.	27,350	341,055
*	Track Data Corp.	2,570	2,056
*	Transact Technologies, Inc.	7,427	32,605
*	Transwitch Corp.	14,884	5,805
* #	Travelzoo, Inc.	7,109	61,422
*	Trident Microsystems, Inc.	16,500	22,605
* #	Trimble Navigation, Ltd.	89,805	1,925,419

59

*	Trio-Tech International	1,787	3,217
*	Triquint Semiconductor, Inc.	129,596	496,353
	TSR, Inc.	1,503	2,540
*	TTM Technologies, Inc.	39,596	293,802
* #	Tyler Technologies, Inc.	44,362	731,973
* #	Ultimate Software Group, Inc.	9,289	173,983
*	Ultra Clean Holdings, Inc.	15,045	27,382
*	Ultratech, Inc.	28,900	390,728
*	Unica Corp.	9,674	46,338
*	Unisys Corp.	83,400	101,748
	United Online, Inc.	91,102	482,841
*	Universal Display Corp.	20,467	231,072
*	UTStarcom, Inc.	106,314	124,387
*	ValueClick, Inc.	74,943	794,396
*	Varian Semiconductor Equipment Associates, Inc.	17,541	448,874
*	Veeco Instruments, Inc.	27,148	196,552
*	VeriFone Holdings, Inc.	62,553	469,773
*	VeriSign, Inc.	39,976	822,706
*	Viasat, Inc.	36,882	847,917
*	Vicon Industries, Inc.	3,400	18,530
*	Video Display Corp.	10,670	34,678
*	Vignette Corp.	30,237	249,758
*	Virage Logic Corp.	18,825	64,758
*	Virtusa Corp.	3,608	23,055
*	Vishay Intertechnology, Inc.	344,460	2,021,980
*	VMware, Inc. Class A	7,200	187,776
* #	Vocus, Inc.	7,850	133,450
*	Volterra Semiconductor Corp.	21,622	248,437
* #	Wave Systems Corp. Class A	10,400	6,240
	Wayside Technology Group, Inc.	4,662	33,566
*	Web.com Group, Inc.	25,704	106,929
*	WebMediaBrands, Inc.	12,600	6,426
*	Websense, Inc.	26,775	477,398
*	Westell Technologies, Inc.	24,534	9,323
*	Western Digital Corp.	92,189	2,168,285
	Western Union Co.	50,572	847,081
*	White Electronics Designs Corp.	8,612	37,979
*	Wind River Systems, Inc.	85,776	628,738
*	Winland Electronics, Inc.	400	288
*	Wireless Ronin Technologies, Inc.	8,754	16,458
*	Wireless Telecom Group, Inc.	16,062	8,031
*	WPCS International, Inc.	6,800	13,532
*	Wright Express Corp.	17,700	404,976
	Xerox Corp.	737,352	4,505,221
#	Xilinx, Inc.	41,800	854,392
*	X-Rite, Inc.	24,902	42,831
* #	Yahoo!, Inc.	346,665	4,953,843
* #	Zebra Technologies Corp. Class A	71,014	1,509,048
*	ZiLOG, Inc.	5,736	13,193
*	Zix Corp.	16,950	20,510
*	Zoran Corp.	57,000	509,580
*	Zygo Corp.	12,070	60,591
Total Information Technology			401,237,264

60

Materials — (4.2%)
	A. Schulman, Inc.	26,012	408,128
	A.M. Castle & Co.	19,716	191,048
*	AEP Industries, Inc.	3,759	76,420
	Air Products & Chemicals, Inc.	22,800	1,502,520
	Airgas, Inc.	56,913	2,454,089
	AK Steel Holding Corp.	18,400	239,384
#	Albemarle Corp.	112,150	3,007,863
	Alcoa, Inc.	232,936	2,112,730
	Allegheny Technologies, Inc.	29,850	976,991
#	AMCOL International Corp.	32,440	628,687
*	American Pacific Corp.	6,886	48,822
#	American Vanguard Corp.	32,106	410,636
*	Amerigon, Inc.	2,400	13,560
#	AptarGroup, Inc.	64,188	1,991,754
	Arch Chemicals, Inc.	29,262	707,555
	Ashland, Inc.	57,319	1,258,725
	Balchem Corp.	13,426	334,173
	Ball Corp.	41,100	1,550,292
*	Basin Water, Inc.	3,919	1,176
	Bemis Co., Inc.	102,961	2,475,182
*	Brush Engineered Materials, Inc.	19,058	322,461
*	Buckeye Technologies, Inc.	18,325	94,374
*	Bway Holding Co.	2,000	18,640
	Cabot Corp.	87,111	1,271,821
	Calgon Carbon Corp.	54,070	918,109
*	Caraustar Industries, Inc.	9,781	2,250
#	Carpenter Technology Corp.	29,880	617,620
	Celanese Corp. Class A	15,100	314,684
* #	Century Aluminum Co.	22,800	92,112
	Chemtura Corp.	219,251	16,334
	Cliffs Natural Resources, Inc.	43,200	996,192
*	Coeur d’Alene Mines Corp.	361,100	498,318
#	Commercial Metals Co.	135,480	2,015,942
	Compass Minerals International, Inc.	13,558	653,767
*	Continental Materials Corp.	819	11,867
*	Core Molding Technologies, Inc.	5,592	13,197
*	Crown Holdings, Inc.	37,000	815,850
	Cytec Industries, Inc.	50,365	1,000,249
	Deltic Timber Corp.	11,273	475,044
	Dow Chemical Co.	385,688	6,171,008
#	du Pont (E.I.) de Nemours & Co.	85,900	2,396,610
	Eagle Materials, Inc.	48,842	1,357,808
	Eastman Chemical Co.	40,916	1,623,547
#	Ecolab, Inc.	24,544	946,171
#	Empire Resources, Inc.	6,900	6,831
	Ferro Corp.	41,370	114,595
* #	Flotek Industries, Inc.	6,990	14,469
	FMC Corp.	44,500	2,168,485
	Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	3,255,773
	Friedman Industries, Inc.	13,567	72,855
*	General Moly, Inc.	14,500	22,040
	Georgia Gulf Corp.	26,200	28,820
	Gibraltar Industries, Inc.	29,144	195,265
*	Graphic Packaging Holding Co.	151,918	261,299
	Greif, Inc. Class A	31,500	1,426,005

61

	Greif, Inc. Class B	12,839	542,448
*	H&E Equipment Services, Inc.	21,745	163,740
	H.B. Fuller Co.	54,100	955,406
	Hawkins, Inc.	6,020	105,290
*	Haynes International, Inc.	9,985	225,461
* #	Headwaters, Inc.	35,502	89,465
* #	Hecla Mining Co.	72,654	179,455
*	Horsehead Holding Corp.	2,200	15,708
#	Huntsman Corp.	52,700	282,472
*	ICO, Inc.	11,200	27,664
	Innophos Holdings, Inc.	19,297	286,175
#	International Flavors & Fragrances, Inc.	17,200	536,640
	International Paper Co.	388,835	4,922,651
*	ION Geophysical Corp.	55,416	138,540
	Kaiser Aluminum Corp.	18,327	541,380
	KMG Chemicals, Inc.	7,705	42,069
	Koppers Holdings, Inc.	13,519	256,320
	Kronos Worldwide, Inc.	35,040	261,749
*	Landec Corp.	31,569	213,406
#	Louisiana-Pacific Corp.	87,209	354,941
*	LSB Industries, Inc.	15,499	185,678
	Lubrizol Corp.	74,815	3,233,504
#	Martin Marietta Materials, Inc.	5,550	466,367
*	Material Sciences Corp.	8,954	10,566
*	Maxxam, Inc.	1,733	14,124
	MeadWestavco Corp.	237,990	3,726,923
*	Metalico, Inc.	23,400	53,820
	Minerals Technologies, Inc.	22,703	844,325
* #	Mines Management, Inc.	20,400	31,620
*	Mod-Pac Corp.	1,165	2,854
	Monsanto Co.	44,400	3,769,116
	Myers Industries, Inc.	40,414	405,352
#	Nalco Holding Co.	169,100	2,759,712
*	Nanophase Technologies Corp.	4,649	4,323
	Neenah Paper, Inc.	12,200	61,122
	NewMarket Corp.	16,011	1,008,693
	Newmont Mining Corp.	139,570	5,616,297
	NL Industries, Inc.	46,482	562,897
	NN, Inc.	15,505	20,312
*	Northern Technologies International Corp.	2,000	10,480
* #	Northwest Pipe Co.	11,079	420,226
	Nucor Corp.	81,324	3,309,074
#	Olin Corp.	73,100	921,060
	Olympic Steel, Inc.	5,800	106,372
*	OM Group, Inc.	23,900	665,854
*	OMNOVA Solutions, Inc.	28,900	68,782
* #	Owens-Illinois, Inc.	22,300	543,897
	P.H. Glatfelter Co.	19,457	172,778
	Packaging Corp. of America	103,386	1,640,736
*	Pactiv Corp.	87,200	1,906,192
*	Patriot Coal Corp.	2,320	14,616
	Penford Corp.	12,122	54,185
*	PolyOne Corp.	89,575	245,436
#	PPG Industries, Inc.	65,000	2,863,250
	Praxair, Inc.	27,492	2,051,178

62

	Quaker Chemical Corp.	10,281	120,288
*	Ready Mix, Inc.	300	885
	Reliance Steel & Aluminum Co.	87,514	3,083,118
*	Rock of Ages Corp.	2,695	4,878
	Rock-Tenn Co. Class A	35,691	1,347,692
*	Rockwood Holdings, Inc.	59,444	731,161
*	Rosetta Resources, Inc.	53,014	373,749
#	Royal Gold, Inc.	28,712	1,038,226
	RPM International, Inc.	143,573	1,984,179
* #	RTI International Metals, Inc.	16,350	212,714
#	Schnitzer Steel Industries, Inc. Class A	14,813	734,132
	Schweitzer-Maudoit International, Inc.	18,951	435,304
	Sealed Air Corp.	88,400	1,684,904
#	Sensient Technologies Corp.	59,396	1,388,678
#	Sigma-Aldrich Corp.	20,878	915,292
	Silgan Holdings, Inc.	12,590	585,309
*	Solitario Exploration & Royalty Corp.	2,415	2,681
	Sonoco Products Co.	93,800	2,289,658
	Southern Copper Corp.	65,900	1,223,763
	Spartech Corp.	24,100	94,713
	Steel Dynamics, Inc.	85,149	1,060,105
	Stepan Co.	11,276	446,191
*	Stillwater Mining Co.	72,458	326,786
*	Symyx Technologies, Inc.	24,748	119,780
	Synalloy Corp.	11,860	71,516
#	Temple-Inland, Inc.	114,600	1,368,324
	Terra Industries, Inc.	24,600	651,900
#	Texas Industries, Inc.	23,627	755,591
#	The Mosaic Co.	6,000	242,700
#	The Scotts Miracle-Gro Co. Class A	33,200	1,121,164
#	Titanium Metals Corp.	221,660	1,505,071
*	U.S. Concrete, Inc.	30,248	59,891
*	United States Lime & Minerals, Inc.	4,668	180,885
#	United States Steel Corp.	42,380	1,125,189
*	Universal Stainless & Alloy Products, Inc.	5,300	71,020
*	US Gold Corp.	51,600	102,684
	Valhi, Inc.	37,870	402,937
	Valspar Corp.	122,695	2,944,680
	Vulcan Materials Co.	34,000	1,616,700
*	W.R. Grace & Co.	19,100	168,653
	Wausau Paper Corp.	62,069	541,862
#	Westlake Chemical Corp.	89,708	1,677,540
	Weyerhaeuser Co.	177,036	6,242,289
*	Williams Industries, Inc.	100	128
#	Worthington Industries, Inc.	81,454	1,213,665
	Zep, Inc.	7,850	106,211
* #	Zoltek Companies, Inc.	19,700	155,039
Total Materials			141,042,673

Telecommunication Services — (3.2%)
	Alaska Communications Systems Group, Inc.	22,791	137,430
*	American Tower Corp.	39,600	1,257,696
	Arbinet-thexchange, Inc.	19,774	37,373
	AT&T, Inc.	1,911,839	48,981,315
* #	Cbeyond, Inc.	14,147	288,316

63

*	Centennial Communications Corp.	84,532	699,080
#	CenturyTel, Inc.	76,238	2,069,862
*	Cincinnati Bell, Inc.	136,070	379,635
* #	Cogent Communications Group, Inc.	25,800	217,752
	Consolidated Communications Holdings, Inc.	35,987	404,854
* #	Crown Castle International Corp.	117,291	2,875,975
	D&E Communications, Inc.	12,919	72,346
	Embarq Corp.	21,320	779,459
	FairPoint Communications, Inc.	50,799	52,831
*	FiberTower Corp.	33,173	12,931
	Frontier Communications Corp.	234,180	1,665,020
*	General Communications, Inc. Class A	63,716	488,065
	Hickory Tech Corp.	14,405	82,685
*	ICO Global Communications (Holdings), Ltd.	45,623	25,093
*	IDT Corp.	133	158
*	IDT Corp. Class B	6,481	8,814
#	Iowa Telecommunications Services, Inc.	26,100	343,998
*	Leap Wireless International, Inc.	19,218	693,193
*	Level 3 Communications, Inc.	104,411	116,940
*	NeuStar, Inc.	26,940	512,129
*	Nexstar Broadcasting Group, Inc.	1,300	1,014
*	NextWave Wireless, Inc.	70,912	13,473
* #	NII Holdings, Inc.	66,403	1,073,072
	NTELOS Holdings Corp.	9,407	150,324
*	Occam Networks, Inc.	2,129	5,855
* #	PAETEC Holding Corp.	46,037	141,334
*	Point.360	6,026	7,593
*	Premiere Global Services, Inc.	87,044	917,444
#	Qwest Communications International, Inc.	143,443	557,993
	Regal Entertainment Group	1,700	22,202
* #	SBA Communications Corp.	23,603	594,796
	Shenandoah Telecommunications Co.	17,375	341,071
*	Spark Networks, Inc.	15,948	38,275
*	Sprint Nextel Corp.	788,478	3,437,764
	SureWest Communications	13,620	87,713
*	Syniverse Holdings, Inc.	49,700	626,220
	Telephone & Data Systems, Inc.	44,975	1,289,433
	Telephone & Data Systems, Inc. Special Shares	49,145	1,269,907
*	tw telecom, inc.	36,200	332,678
*	United States Cellular Corp.	37,879	1,287,886
	USA Mobility, Inc.	29,804	331,420
	Verizon Communications, Inc.	1,015,564	30,812,212
	Warwick Valley Telephone Co.	2,740	30,798
	Windstream Corp.	172,400	1,430,920
*	Xeta Corp.	5,146	10,138
Total Telecommunication Services			107,014,485

Utilities — (2.3%)
*	AES Corp.	281,224	1,988,254
	AGL Resources, Inc.	29,892	931,734
#	Allegheny Energy, Inc.	22,400	580,608
#	ALLETE, Inc.	25,059	652,536
	Alliant Energy Corp.	18,000	402,480
	Ameren Corp.	34,491	793,983
	American Electric Power Co., Inc.	40,672	1,072,927

64

	American States Water Co.	13,110	452,688
#	Aqua America, Inc.	41,705	765,287
	Artesian Resources Corp. Class A	5,797	84,984
	Atmos Energy Corp.	40,098	990,822
	Avista Corp.	36,086	543,094
#	Black Hills Corp.	33,266	661,328
*	Cadiz, Inc.	5,951	36,004
	California Water Service Group	27,588	1,076,760
*	Calpine Corp.	74,200	601,762
	CenterPoint Energy, Inc.	53,362	567,772
	Central Vermont Public Service Corp.	17,186	294,912
	CH Energy Group, Inc.	21,595	959,682
	Chesapeake Utilities Corp.	5,438	159,279
#	Cleco Corp.	35,169	741,714
#	CMS Energy Corp.	82,500	991,650
	Connecticut Water Services, Inc.	10,390	215,489
#	Consolidated Edison, Inc.	34,814	1,292,644
#	Constellation Energy Group	6,600	158,928
	Delta Natural Gas Co., Inc.	2,564	53,203
	Dominion Resources, Inc.	58,588	1,767,014
#	DPL, Inc.	36,500	818,695
#	DTE Energy Co.	26,610	786,858
	Duke Energy Corp.	125,344	1,731,001
* #	Dynegy, Inc.	273,100	486,118
	Edison International	32,779	934,529
*	El Paso Electric Co.	33,760	465,888
	Empire District Electric Co.	25,852	387,004
#	Energen Corp.	17,400	628,488
	Energy West, Inc.	2,800	23,800
	Entergy Corp.	19,015	1,231,602
* #	Environmental Power Corp.	4,361	2,221
	EQT Corp.	21,344	717,799
#	Exelon Corp.	28,311	1,305,986
#	FirstEnergy Corp.	30,655	1,253,790
	Florida Public Utilities Co.	3,963	48,547
	FPL Group, Inc.	41,321	2,222,657
#	Great Plains Energy, Inc.	51,723	748,432
#	Hawaiian Electric Industries, Inc.	33,000	512,820
	IDACORP, Inc.	25,600	613,632
#	Integrys Energy Group, Inc.	29,151	769,878
#	ITC Holdings Corp.	20,050	872,777
#	Laclede Group, Inc.	16,477	571,422
	Maine & Maritimes Corp.	2,444	85,540
	MDU Resources Group, Inc.	25,804	453,376
	MGE Energy, Inc.	16,127	494,776
	Middlesex Water Co.	17,351	244,649
*	Mirant Corp.	190,265	2,422,073
	National Fuel Gas Co.	12,571	411,197
	New Jersey Resources Corp.	23,700	780,204
#	Nicor, Inc.	22,252	715,179
#	NiSource, Inc.	44,500	489,055
	Northeast Utilities, Inc.	25,132	528,275
	Northwest Natural Gas Co.	16,959	693,623
	NorthWestern Corp.	26,519	554,777
*	NRG Energy, Inc.	90,400	1,625,392

65

	NSTAR	36,869	1,158,055
	NV Energy, Inc.	84,444	865,551
	OGE Energy Corp.	36,086	927,771
	Oneok, Inc.	13,561	354,891
#	Ormat Technologies, Inc.	32,200	1,133,440
	Otter Tail Corp.	17,761	393,939
	Pepco Holdings, Inc.	35,255	421,297
#	PG&E Corp.	36,700	1,362,304
	Piedmont Natural Gas Co.	28,461	695,018
#	Pinnacle West Capital Corp.	16,100	440,818
#	PNM Resources, Inc.	35,212	300,006
	Portland General Electric Co.	45,000	822,150
	PPL Corp.	29,444	880,670
	Progress Energy, Inc.	27,716	945,670
	Public Service Enterprise Group, Inc.	206,850	6,172,404
	Questar Corp.	89,844	2,670,164
*	Reliant Energy, Inc.	186,100	923,056
	RGC Resources, Inc.	1,471	37,511
	SCANA Corp.	17,228	520,630
#	Sempra Energy	24,500	1,127,490
	SJW Corp.	21,683	546,412
	South Jersey Industries, Inc.	19,948	692,395
	Southern Co.	77,672	2,243,167
	Southern Union Co.	64,972	1,033,705
#	Southwest Gas Corp.	31,283	632,229
	Southwest Water Co.	19,835	113,853
	TECO Energy, Inc.	32,100	339,939
	UGI Corp.	39,381	903,400
#	UIL Holdings Corp.	19,519	450,694
	Unisource Energy Corp.	20,416	537,349
	Unitil Corp.	5,681	116,347
	Vectren Corp.	37,584	833,237
	Westar Energy, Inc.	50,255	880,970
	WGL Holdings, Inc.	23,532	732,786
#	Wisconsin Energy Corp.	16,707	667,612
	Xcel Energy, Inc.	63,944	1,179,127
	York Water Co.	6,744	89,223
Total Utilities			79,614,878

TOTAL COMMON STOCKS			2,789,377,558

RIGHTS/WARRANTS — (0.0%)
*	Anesiva, Inc. Rights 04/28/09	17,910	—
* ●	BioMimetic Therapeutics, Inc. Rights 06/15/09	20,923	—
*	German American Bancorp, Inc. Rights 04/23/09	13,877	—
* ●	Kona Grill, Inc. Rights 05/22/09	2,160	1,620
*	Caliper Life Sciences, Inc. Warrants 08/10/11	359	21
*	Valley National Bancorp Warrants 06/30/15	398	1,365
TOTAL RIGHTS/WARRANTS			3,006

66

TEMPORARY CASH INVESTMENTS — (0.4%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,865,844	11,865,844

SECURITIES LENDING COLLATERAL — (16.9%)
§ @	DFA Short Term Investment Fund LP	559,473,547	559,473,547

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $11,871,977 FNMA 7.500%, 10/01/37, valued at $11,013,977) to be repurchased at $10,693,232	$10,693	10,693,181

TOTAL SECURITIES LENDING COLLATERAL			570,166,728

TOTAL INVESTMENTS - (100.0%) (Cost $4,582,358,203)			$3,371,413,136

See accompanying Notes to Financial Statements.

67

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (76.9%)
Consumer Discretionary — (13.2%)
* #	1-800-FLOWERS.COM, Inc.	23,171	$67,659
*	4Kids Entertainment, Inc.	8,373	10,717
* #	99 Cents Only Stores	47,712	512,427
#	Aaron’s, Inc.	31,035	1,041,535
	Aaron’s, Inc. Class A	1,818	54,540
#	Abercrombie & Fitch Co.	3,008	81,396
*	Acme Communications, Inc.	3,300	825
	Acme United Corp.	1,921	15,829
	Advance Auto Parts, Inc.	5,300	231,875
* #	Aeropostale, Inc.	4,300	146,071
*	AFC Enterprises, Inc.	10,308	64,013
	Aldila, Inc.	3,550	14,484
*	Alloy, Inc.	11,351	51,874
	Ambassadors Group, Inc.	8,925	108,885
* #	American Apparel, Inc.	3,692	24,921
	American Axle & Manufacturing Holdings, Inc.	20,772	20,772
*	American Biltrite, Inc.	1,151	1,588
#	American Eagle Outfitters, Inc.	5,050	74,841
	American Greetings Corp. Class A	21,500	168,775
*	American Public Education, Inc.	500	18,000
*	America’s Car-Mart, Inc.	10,024	162,589
	Ameristar Casinos, Inc.	37,606	771,675
* #	AnnTaylor Stores Corp.	24,719	182,673
#	Arbitron, Inc.	4,100	85,362
#	Arctic Cat, Inc.	8,508	34,032
	Ark Restaurants Corp.	1,778	20,358
	ArvinMeritor, Inc.	92,800	115,072
	Asbury Automotive Group, Inc.	14,400	139,248
*	Ascent Media Corp. (043632108)	3,130	80,629
* #	Ascent Media Corp. (043632207)	130	2,990
*	ATC Technology Corp.	20,578	326,984
*	Audiovox Corp. Class A	1,700	9,452
* #	AutoNation, Inc.	199,808	3,538,600
*	Avatar Holdings, Inc.	4,770	88,627
*	Bakers Footwear Group, Inc.	2,300	1,644
*	Ballantyne of Omaha, Inc.	1,354	3,182
* #	Bally Technologies, Inc.	3,800	99,484
#	Barnes & Noble, Inc.	27,760	725,091
*	Barry (R.G.) Corp.	18,234	109,769
	Bassett Furniture Industries, Inc.	6,370	14,396
	Beasley Broadcast Group, Inc.	4,101	9,350
	bebe stores, inc.	48,694	447,985
* #	Bed Bath and Beyond, Inc.	4,900	149,058

1

	Belo Corp.	10,080	19,152
	Belo Corp. Class A	90,788	154,340
*	Benihana, Inc.	3,100	16,740
*	Benihana, Inc. Class A	3,600	18,828
#	Best Buy Co., Inc.	4,700	180,386
	Big 5 Sporting Goods Corp.	22,333	183,801
* #	Big Lots, Inc.	16,633	459,736
* #	BJ’s Restaurants, Inc.	29,200	481,508
	Black & Decker Corp.	2,280	91,884
*	Blockbuster, Inc. Class B	35,979	17,989
* #	Blue Nile, Inc.	1,970	83,843
*	Bluegreen Corp.	32,000	61,120
	Blyth, Inc.	5,563	245,217
	Bob Evans Farms, Inc.	26,000	630,500
	Books-A-Million, Inc.	12,641	72,559
	BorgWarner, Inc.	12,000	347,400
	Bowl America, Inc. Class A	2,752	33,767
#	Boyd Gaming Corp.	23,900	219,641
	Brinker International, Inc.	12,891	228,429
*	Brink’s Home Security Holdings, Inc.	4,800	127,584
#	Brookfield Homes Corp.	23,004	120,771
	Brown Shoe Company, Inc.	19,486	125,295
	Brunswick Corp.	134,600	804,908
#	Buckle, Inc.	20,325	759,545
* #	Buffalo Wild Wings, Inc.	3,900	152,256
*	Build-A-Bear-Workshop, Inc.	16,984	92,733
	Building Materials Holding Corp.	2,900	725
#	Bunge, Ltd.	18,235	875,462
	Burger King Holdings, Inc.	8,500	138,890
* #	Cabela’s, Inc.	76,421	978,953
*	California Pizza Kitchen, Inc.	18,330	287,964
	Callaway Golf Co.	76,853	580,240
	Canterbury Park Holding Corp.	4,963	29,778
* #	Capella Education Co.	3,104	159,484
* #	Career Education Corp.	8,400	185,136
* #	CarMax, Inc.	26,062	332,551
	Carmike Cinemas, Inc.	10,800	44,064
	Carnival Corp.	98,108	2,637,143
*	Carriage Services, Inc.	9,250	24,327
*	Carter’s, Inc.	20,193	431,726
	Cato Corp. Class A	23,720	455,898
*	Cavalier Homes, Inc.	8,142	13,516
*	Cavco Industries, Inc.	6,611	154,962
	CBS Corp. Class A	1,100	7,876
	CBS Corp. Class B	69,760	491,110
* #	CEC Entertainment, Inc.	11,700	356,382
#	Centex Corp.	116,608	1,275,692
*	Champion Enterprises, Inc.	5,300	3,074
*	Charles and Colvard, Ltd.	4,900	2,058
*	Charlotte Russe Holding, Inc.	22,715	285,073
*	Charming Shoppes, Inc.	500	1,745
*	Cheesecake Factory, Inc.	39,219	681,234
#	Cherokee, Inc.	2,509	45,839
*	Chico’s FAS, Inc.	11,994	91,634
* #	Chipotle Mexican Grill, Inc.	1,000	81,090

2

*	Chipotle Mexican Grill, Inc. Class B	1,000	65,510
#	Choice Hotels International, Inc.	2,200	65,846
	Christopher & Banks Corp.	28,900	160,684
*	Chromcraft Revington, Inc.	2,820	1,551
	Churchill Downs, Inc.	10,782	375,321
	Cinemark Holdings, Inc.	50,624	450,554
*	Citi Trends, Inc.	10,740	263,774
	CKE Restaurants, Inc.	12,408	118,745
*	CKX, Inc.	16,900	91,091
	Coachmen Industries, Inc.	1,300	1,098
	Coast Distribution System, Inc.	1,632	1,665
	Cobra Electronics Corp.	400	736
*	Coinstar, Inc.	13,400	476,906
*	Coldwater Creek, Inc.	31,034	107,067
	Collectors Universe, Inc.	8,030	32,200
#	Columbia Sportswear Co.	18,000	552,960
	Comcast Corp. Class A	298,194	4,610,079
	Comcast Corp. Special Class A	99,609	1,462,260
* #	Conn’s, Inc.	20,368	334,850
	Cooper Tire & Rubber Co.	41,211	340,815
* #	Corinthian Colleges, Inc.	38,065	586,201
* #	Cosi, Inc.	3,022	1,269
	Courier Corp.	16,697	261,809
*	Cox Radio, Inc.	34,600	166,080
#	CPI Corp.	800	8,160
#	Cracker Barrel Old Country Store, Inc.	4,197	136,864
	Craftmade International, Inc.	1,843	3,797
* #	Crown Media Holdings, Inc.	20,862	64,464
	CSS Industries, Inc.	4,800	95,328
*	Culp, Inc.	4,415	19,470
* #	Cumulus Media, Inc. Class A	4,900	6,027
*	Cybex International, Inc.	2,804	3,070
*	Cycle Country Accessories Corp.	2,700	891
#	D.R. Horton, Inc.	103,100	1,345,455
#	Darden Restaurants, Inc.	3,500	129,395
* #	Deckers Outdoor Corp.	2,000	113,040
*	dELiA*s, Inc.	5,784	12,436
*	Delta Apparel, Inc.	12,525	75,025
*	Design Within Reach, Inc.	6,120	5,324
*	Destination Maternity Corp.	1,928	25,874
#	DeVry, Inc.	9,500	404,320
*	DG FastChannel, Inc.	13,950	325,453
* #	Dick’s Sporting Goods, Inc.	24,900	473,100
* #	Diedrich Coffee, Inc.	2,316	22,512
#	Dillards, Inc. Class A	38,500	296,835
	DineEquity, Inc.	4,900	156,996
*	Discovery Communications, Inc. (25470F104)	87,999	1,671,101
*	Discovery Communications, Inc. (25470F203)	1,300	24,823
*	Discovery Communications, Inc. (25470F302)	48,164	843,833
	Disney (Walt) Co.	86,800	1,900,920
*	Dolan Media Co.	3,900	46,449
*	Dollar Tree, Inc.	6,200	262,508
*	Domino’s Pizza, Inc.	12,800	120,832
*	Dorman Products, Inc.	8,509	91,046
	Dover Downs Gaming & Entertainment, Inc.	15,417	65,831

3

*	DreamWorks Animation SKG, Inc.	9,200	220,892
* #	Drew Industries, Inc.	16,132	230,365
*	drugstore.com, Inc.	31,500	48,825
*	DRYCLEAN USA, Inc.	1,100	1,078
*	DSW, Inc.	7,740	84,134
#	Eastman Kodak Co.	321,400	980,270
	Educational Development Corp.	2,987	16,727
*	Einstein Noah Restaurant Group, Inc.	4,496	48,512
*	Emerson Radio Corp.	9,330	5,971
	Emmis Communications Corp. Class A	5,300	1,855
*	Entravision Communications Corp.	20,460	10,435
#	Ethan Allen Interiors, Inc.	21,800	293,210
*	Expedia, Inc.	47,300	643,753
#	Family Dollar Stores, Inc.	13,400	444,746
*	Famous Dave’s of America, Inc.	2,600	17,576
*	Federal-Mogul Corp.	960	10,656
*	FGX International Holdings, Ltd.	5,064	58,337
	Finish Line, Inc. Class A	43,139	366,681
	Fisher Communications, Inc.	5,600	67,536
*	Flanigan’s Enterprises, Inc.	300	1,395
	Flexsteel Industries, Inc.	2,431	17,284
	Foot Locker, Inc.	174,959	2,080,263
* #	Ford Motor Co.	86,858	519,411
	Fortune Brands, Inc.	33,306	1,309,259
* #	Fossil, Inc.	20,951	422,372
*	Franklin Covey Co.	20,197	84,625
*	Franklin Electronic Publishers, Inc.	3,212	2,570
*	Frederick’s of Hollywood Group, Inc.	3,300	2,013
	Fred’s, Inc.	36,447	497,866
	Frisch’s Restaurants, Inc.	5,689	142,509
* #	Fuel Systems Solutions, Inc.	5,000	76,350
	Furniture Brands International, Inc.	43,300	136,828
*	Gaiam, Inc.	7,100	41,322
*	GameStop Corp. Class A	8,200	247,312
*	GameTech International, Inc.	2,168	2,905
*	Gaming Partners International Corp.	9,358	55,867
* #	Gander Mountain Co.	10,828	42,229
#	Gannett Co., Inc.	66,300	259,233
	Gap, Inc.	20,700	321,678
* #	Gaylord Entertainment Co.	12,995	181,150
#	General Motors Corp.	10,760	20,659
* #	Genesco, Inc.	8,808	200,646
*	Gentek, Inc.	8,982	171,466
	Gentex Corp.	13,100	175,147
#	Genuine Parts Co.	10,900	370,164
*	G-III Apparel Group, Ltd.	11,980	96,080
*	Global Traffic Network, Inc.	3,900	18,720
*	Goodyear Tire & Rubber Co.	62,000	681,380
* #	Gottschalks, Inc.	4,800	48
*	Great Wolf Resorts, Inc.	700	2,583
	Group 1 Automotive, Inc.	18,500	394,050
* #	GSI Commerce, Inc.	10,774	153,099
#	Guess?, Inc.	2,000	52,080
* #	Gymboree Corp.	12,200	419,680
	H&R Block, Inc.	8,000	121,120

4

*	Hampshire Group, Ltd.	1,868	5,417
#	Handleman Co.	7,376	258
* #	Hanesbrands, Inc.	2,900	47,734
#	Harley-Davidson, Inc.	25,800	571,728
	Harman International Industries, Inc.	1,600	29,104
*	Harris Interactive, Inc.	4,286	1,714
#	Harte-Hanks, Inc.	38,454	317,630
	Hasbro, Inc.	8,800	234,608
*	Hastings Entertainment, Inc.	1,695	6,102
#	Haverty Furniture Co., Inc.	13,574	147,278
	Haverty Furniture Co., Inc. Class A	1,500	16,350
*	Hawk Corp.	7,000	100,450
	Hearst-Argyle Television, Inc.	40,443	181,993
	Heelys, Inc.	7,950	14,548
*	Helen of Troy, Ltd.	24,899	397,139
*	hhgregg, Inc.	2,100	34,860
* #	Hibbett Sporting Goods, Inc.	4,651	96,973
	Hillenbrand, Inc.	6,100	110,898
*	Hollywood Media Corp.	16,786	16,115
#	Home Depot, Inc.	50,800	1,337,056
	Hooker Furniture Corp.	4,619	54,135
* #	Hot Topic, Inc.	22,748	278,436
* #	Hovnanian Enterprises, Inc. Class A	41,900	116,063
*	HSN, Inc.	20,847	144,053
*	Iconix Brand Group, Inc.	62,866	896,469
*	ILX Resorts, Inc.	500	—
* #	Image Entertainment, Inc.	5,300	4,293
*	Infosonics Corp.	4,100	861
	Interactive Data Corp.	14,400	323,712
	Interface, Inc. Class A	21,293	123,286
#	International Speedway Corp. Class A	11,600	274,688
* #	Interpublic Group of Companies, Inc.	28,000	175,280
*	Interstate Hotels & Resorts, Inc.	16,900	8,112
*	Interval Leisure Group, Inc.	20,847	166,984
*	iRobot Corp.	17,538	201,161
*	Isle of Capri Casinos, Inc.	13,722	147,374
* #	ITT Educational Services, Inc.	800	80,616
*	J. Alexander’s Corp.	10,300	41,200
*	J. Crew Group, Inc.	1,200	20,652
#	J.C. Penney Co., Inc.	132,297	4,060,195
* #	Jack in the Box, Inc.	15,700	386,063
	Jackson Hewitt Tax Service, Inc.	15,366	75,140
*	Jaclyn, Inc.	400	2,600
* #	JAKKS Pacific, Inc.	5,600	70,840
*	Jarden Corp.	98,783	1,985,538
*	Jennifer Convertibles, Inc.	400	204
*	Jo-Ann Stores, Inc.	20,505	375,652
#	Johnson Controls, Inc.	26,325	500,438
	Johnson Outdoors, Inc.	4,728	29,976
	Jones Apparel Group, Inc.	75,700	699,468
* #	Jos. A. Bank Clothiers, Inc.	13,225	534,819
	Journal Communications, Inc. Class A	33,000	51,150
*	K12, Inc.	1,400	24,612
	KB HOME	33,636	607,803
	Kenneth Cole Productions, Inc. Class A	9,000	62,280

5

	Kimball International, Inc. Class B	20,811	114,252
*	Kirkland’s, Inc.	1,700	11,645
*	Knology, Inc.	12,439	88,317
* #	Kohl’s Corp.	8,800	399,080
*	Kona Grill, Inc.	2,493	5,235
	Koss Corp.	1,400	19,600
*	Krispy Kreme Doughnuts, Inc.	3,691	14,543
	KSW, Inc.	3,180	8,618
	K-Swiss, Inc. Class A	32,483	326,129
	LaCrosse Footwear, Inc.	4,685	36,121
*	Lakeland Industries, Inc.	4,621	34,611
*	Lakes Entertainment, Inc.	9,741	30,587
* #	Lamar Advertising Co.	2,600	43,940
	Landry’s Restaurants, Inc.	1,500	13,710
*	Lazare Kaplan International, Inc.	4,000	5,360
*	LeapFrog Enterprises, Inc.	17,613	31,527
#	Leggett & Platt, Inc.	94,300	1,354,148
#	Lennar Corp. Class A	114,387	1,114,129
	Lennar Corp. Class B	9,266	71,626
*	Liberty Global, Inc. Class A	9,888	163,053
* #	Liberty Global, Inc. Series C	9,900	161,964
*	Liberty Media Corp. - Entertainment Class A	71,000	1,728,850
*	Liberty Media Corp. - Entertainment Class B	800	20,136
*	Liberty Media Corp. Capital Class A	92,738	1,085,035
*	Liberty Media Corp. Capital Class B	200	2,451
*	Liberty Media Corp. Interactive Class A	257,857	1,366,642
*	Liberty Media Corp. Interactive Class B	2,600	14,222
*	Life Time Fitness, Inc.	8,122	152,369
#	Lifetime Brands, Inc.	8,526	23,958
	Limited Brands, Inc.	12,900	147,318
*	Lincoln Educational Services Corp.	14,831	246,046
	Lithia Motors, Inc. Class A	900	2,628
*	Live Nation, Inc.	52,352	204,696
	Liz Claiborne, Inc.	22,531	106,797
* #	LKQ Corp.	32,049	544,192
*	Lodgian, Inc.	15,349	39,447
#	Lowe’s Companies, Inc.	71,500	1,537,250
*	Luby’s, Inc.	23,661	126,823
*	Lumber Liquidators, Inc.	900	13,464
	M/I Homes, Inc.	21,500	328,305
#	Macy’s, Inc.	242,478	3,317,099
*	Maidenform Brands, Inc.	20,336	259,284
	Marine Products Corp.	22,999	106,945
*	MarineMax, Inc.	9,100	41,405
* #	Martha Stewart Living Omnimedia, Inc.	18,705	67,712
* #	Marvel Entertainment, Inc.	2,900	86,536
#	Mattel, Inc.	14,400	215,424
#	Matthews International Corp. Class A	4,933	154,502
*	McCormick & Schmick’s Seafood Restaurants, Inc.	621	4,397
#	McDonald’s Corp.	13,800	735,402
	MDC Holdings, Inc.	27,700	946,786
#	Media General, Inc. Class A	15,700	40,820
*	Mediacom Communications Corp.	15,011	85,413
#	Meredith Corp.	5,900	147,972
*	Meritage Homes Corp.	9,480	197,279

6

* #	MGM Mirage	5,300	44,414
*	Midas, Inc.	3,943	39,430
	Modine Manufacturing Co.	28,300	108,106
* #	Mohawk Industries, Inc.	44,950	2,126,584
* #	Monarch Casino & Resort, Inc.	14,718	150,418
#	Monro Muffler Brake, Inc.	13,808	344,786
* #	Morgans Hotel Group	20,664	88,649
*	Morningstar, Inc.	1,065	42,249
*	Morton’s Restaurant Group, Inc.	7,500	34,800
	Movado Group, Inc.	19,263	176,642
*	MTR Gaming Group, Inc.	17,777	36,621
* #	Multimedia Games, Inc.	19,081	40,452
*	Nathan’s Famous, Inc.	3,625	50,931
#	National CineMedia, Inc.	10,824	157,273
*	National Lampoon, Inc.	1,000	100
	National Presto Industries, Inc.	3,212	228,887
*	Navarre Corp.	3,726	1,603
* #	Netflix, Inc.	12,300	557,313
*	Nevada Gold & Casinos, Inc.	1,000	760
	New Frontier Media, Inc.	11,506	22,552
*	New York & Co., Inc.	10,140	58,812
	Newell Rubbermaid, Inc.	17,700	184,965
	News Corp. Class A	139,169	1,149,536
#	News Corp. Class B	116,200	1,059,744
#	NIKE, Inc. Class B	1,200	62,964
*	Nobel Learning Communities, Inc.	6,421	76,057
	Nobility Homes, Inc.	1,979	17,316
#	Noble International, Ltd.	13,231	1,455
#	Nordstrom, Inc.	1,000	22,630
	Nutri/System, Inc.	6,853	94,160
* #	NVR, Inc.	1,600	808,592
*	Office Depot, Inc.	10,400	26,936
	OfficeMax, Inc.	31,000	230,950
*	Orange 21, Inc.	91	73
	Orleans Homebuilders, Inc.	5,709	11,989
	O’Charleys, Inc.	12,205	85,069
* #	O’Reilly Automotive, Inc.	28,113	1,092,190
*	Outdoor Channel Holdings, Inc.	24,237	181,293
* #	Overstock.com, Inc.	5,872	79,155
	Oxford Industries, Inc.	13,900	135,386
*	P & F Industries, Inc. Class A	1,046	1,098
* #	P.F. Chang’s China Bistro, Inc.	6,939	209,419
*	Palm Harbor Homes, Inc.	17,003	51,689
*	Panera Bread Co.	13,900	778,539
*	Papa John’s International, Inc.	6,187	164,203
*	PC Mall, Inc.	11,700	74,880
* #	Penn National Gaming, Inc.	6,458	219,701
	Pennichuck Corp.	2,249	46,104
#	Penske Automotive Group, Inc.	79,330	1,051,122
*	Perry Ellis International, Inc.	9,800	71,834
* #	PetMed Express, Inc.	15,100	245,526
#	PetSmart, Inc.	14,736	337,160
	Phillips-Van Heusen Corp.	15,750	457,222
*	Phoenix Footwear Group, Inc.	4,000	1,640
* #	Pinnacle Entertainment, Inc.	39,000	486,720

7

* #	Playboy Enterprises, Inc. Class A	1,600	5,152
*	Playboy Enterprises, Inc. Class B	23,600	71,036
#	Polaris Industries, Inc.	2,600	86,970
#	Polo Ralph Lauren Corp.	2,300	123,832
*	Pomeroy IT Solutions, Inc.	2,600	9,178
#	Pool Corp.	3,850	68,761
	Pre-Paid Legal Services, Inc.	2,600	95,758
* #	Priceline.com, Inc.	1,900	184,471
	PRIMEDIA, Inc.	13,808	53,851
*	Princeton Review, Inc.	17,667	76,675
* #	Progressive Gaming International Corp.	2,150	35
*	Proliance International, Inc.	4,200	966
#	Pulte Homes, Inc.	197,860	2,277,369
*	Q.E.P. Co., Inc.	1,500	3,675
* #	R.H. Donnelley Corp.	13,700	1,918
*	Radio One, Inc. Class D	27,315	12,292
#	RadioShack Corp.	3,600	50,688
*	Rainmaker Systems, Inc.	3,513	3,513
*	Raser Technologies, Inc.	6,600	25,806
*	RC2 Corp.	8,862	100,229
	RCN Corp.	24,595	100,839
*	Reading International, Inc. Class A	8,855	31,214
*	Red Lion Hotels Corp.	1,000	4,570
*	Red Robin Gourmet Burgers, Inc.	16,700	409,985
*	Regent Communications, Inc.	2,900	391
	Regis Corp.	43,162	826,121
* #	Rent-A-Center, Inc.	18,794	361,784
*	Rentrak Corp.	5,202	50,459
*	Retail Ventures, Inc.	13,820	35,932
*	Rex Stores Corp.	14,600	173,740
*	Rick’s Cabaret International, Inc.	700	4,172
*	Riviera Holdings Corp.	400	604
*	Rockford Corp.	3,495	1,398
* #	Rocky Brands, Inc.	2,900	10,585
#	Ross Stores, Inc.	5,908	224,150
#	Royal Caribbean Cruises, Ltd.	54,500	802,785
*	Rubio’s Restaurants, Inc.	7,152	38,263
	Ruby Tuesday, Inc.	2,600	19,968
	Russ Berrie & Co., Inc.	15,600	29,796
#	Ryland Group, Inc.	42,610	882,453
#	Saks, Inc.	32,300	168,283
	Salem Communications Corp.	6,615	4,167
*	Sally Beauty Holdings, Inc.	3,438	25,441
	Sauer-Danfoss, Inc.	19,551	81,137
#	Scholastic Corp.	16,100	317,653
* #	Scientific Games Corp.	2,900	50,721
	Scripps Networks Interactive	5,300	145,432
* #	Sealy Corp.	24,900	88,146
* #	Sears Holdings Corp.	54,760	3,420,857
	Service Corp. International	305,960	1,385,999
#	Sherwin-Williams Co.	4,800	271,872
	Shiloh Industries, Inc.	8,449	21,122
*	Shoe Carnival, Inc.	5,026	58,603
*	Shuffle Master, Inc.	49,179	187,372
*	Shutterfly, Inc.	18,620	238,522

8

	Signet Jewelers, Ltd. ADR	4,903	77,811
*	Silverleaf Resorts, Inc.	8,070	6,537
	Sinclair Broadcast Group, Inc. Class A	41,600	46,176
*	Skechers U.S.A., Inc. Class A	37,415	437,755
	Skyline Corp.	8,700	180,351
* #	Smith & Wesson Holding Corp.	15,200	108,984
#	Snap-On, Inc.	18,228	618,294
	Sonesta International Hotels Corp. Class A	1,000	7,700
#	Sonic Automotive, Inc.	43,000	221,880
* #	Sonic Corp.	13,343	145,706
	Sotheby’s Class A	5,300	61,533
	Spartan Motors, Inc.	16,105	129,967
#	Speedway Motorsports, Inc.	47,584	713,760
*	Sport Chalet, Inc. Class A	5,273	3,111
	Sport Supply Group, Inc.	10,088	60,730
	Stage Stores, Inc.	18,250	223,562
* #	Stamps.com, Inc.	13,700	128,232
	Standard Motor Products, Inc.	1,200	4,800
	Standard Pacific Corp.	65,014	121,576
	Stanley Furniture, Inc.	3,507	35,982
#	Staples, Inc.	8,300	171,146
#	Starwood Hotels & Resorts Worldwide, Inc.	6,000	125,160
	Stein Mart, Inc.	700	3,059
*	Steinway Musical Instruments, Inc.	4,626	62,127
*	Steven Madden, Ltd.	12,059	354,776
	Stewart Enterprises, Inc.	30,749	107,314
*	Stoneridge, Inc.	19,624	45,331
	Strattec Security Corp.	4,591	60,142
#	Strayer Education, Inc.	1,326	251,158
	Sturm Ruger & Co., Inc.	16,895	207,977
*	Sun-Times Media Group, Inc. Class A	10,600	217
#	Superior Industries International, Inc.	11,300	170,404
	Superior Uniform Group, Inc.	9,577	73,073
*	Syms Corp.	944	5,343
	Systemax, Inc.	27,061	456,248
	Talbots, Inc.	35,398	83,539
*	Tandy Leather Factory, Inc.	5,853	16,096
#	Target Corp.	18,900	779,814
*	Tarrant Apparel Group	3,100	2,418
#	Tempur-Pedic International, Inc.	14,042	180,580
*	Tenneco Automotive, Inc.	17,900	54,774
* #	Texas Roadhouse, Inc.	54,800	623,624
* #	The Children’s Place Retail Stores, Inc.	10,889	309,683
* #	The DIRECTV Group, Inc.	1,800	44,514
* #	The Dress Barn, Inc.	40,980	620,437
*	The Hallwood Group, Inc.	159	1,885
#	The Marcus Corp.	17,912	227,482
#	The Men’s Wearhouse, Inc.	14,607	272,274
#	The New York Times Co. Class A	38,965	209,632
#	The Pep Boys - Manny, Moe & Jack	27,200	201,280
#	The Stanley Works	6,400	243,392
* #	The Steak n Shake Co.	35,476	410,103
#	The TJX Companies, Inc.	11,000	307,670
*	The Walking Co. Holdings, Inc.	3,900	7,410
*	The Wet Seal, Inc. Class A	76,735	292,360

9

#	Thor Industries, Inc.	10,698	245,947
*	Ticketmaster Entertainment, Inc.	20,847	109,655
#	Tiffany & Co.	7,800	225,732
* #	Timberland Co. Class A	40,812	662,787
	Time Warner Cable, Inc.	58,725	1,892,707
	Time Warner, Inc.	198,927	4,342,576
* #	TiVo, Inc.	18,763	140,722
* #	Toll Brothers, Inc.	98,100	1,987,506
*	Town Sports International Holdings, Inc.	1,100	3,795
* #	Tractor Supply Co.	10,000	403,800
* #	True Religion Apparel, Inc.	5,300	83,528
*	TRW Automotive Holdings Corp.	82,200	708,564
#	Tupperware Corp.	6,200	155,186
*	Tween Brands, Inc.	6,600	19,272
	Tyco Electronics, Ltd.	12,500	218,000
*	Ulta Salon, Cosmetics & Fragrance, Inc.	6,400	56,000
* #	Under Armour, Inc. Class A	2,300	54,142
* #	Unifi, Inc.	29,099	26,189
	Unifirst Corp.	12,200	454,938
*	Universal Electronics, Inc.	12,010	225,067
*	Universal Technical Institute, Inc.	11,850	168,744
*	Urban Outfitters, Inc.	5,900	114,991
#	V.F. Corp.	6,400	379,328
* #	Vail Resorts, Inc.	26,416	771,347
	Value Line, Inc.	1,841	51,640
* #	Viacom, Inc. Class A	1,129	23,314
*	Viacom, Inc. Class B	14,500	278,980
	Virco Manufacturing Corp.	21,836	69,438
* #	Volcom, Inc.	7,793	105,128
*	Voyager Learning Co.	5,149	10,298
*	Warnaco Group, Inc.	22,700	654,668
*	Warner Music Group Corp.	13,732	73,878
	Washington Post Co.	700	293,013
#	Weight Watchers International, Inc.	3,500	87,080
*	Wells-Gardner Electronics Corp.	4,194	3,229
	Wendy’s/Arby’s Group, Inc.	83,599	417,995
*	West Marine, Inc.	18,575	106,806
#	Weyco Group, Inc.	6,617	181,637
#	Whirlpool Corp.	22,057	996,094
#	Wiley (John) & Sons, Inc. Class A	5,200	176,280
#	Wiley (John) & Sons, Inc. Class B	800	27,232
*	Williams Controls, Inc.	1,601	8,645
#	Williams-Sonoma, Inc.	34,200	478,800
*	Winmark Corp.	391	5,040
	Winnebago Industries, Inc.	5,300	46,693
* #	WMS Industries, Inc.	9,900	317,889
#	Wolverine World Wide, Inc.	18,419	383,668
	World Wrestling Entertainment, Inc.	8,500	90,950
*	WPT Enterprises, Inc.	4,665	3,499
	Wyndham Worldwide Corp.	101,360	1,183,885
* #	Wynn Resorts, Ltd.	1,300	50,999
* #	Zale Corp.	33,500	124,620
* #	Zumiez, Inc.	7,667	92,464
Total Consumer Discretionary			150,370,599

10

Consumer Staples — (4.6%)
#	Alberto-Culver Co.	24,500	546,105
	Alico, Inc.	3,865	102,538
*	Alliance One International, Inc.	87,960	329,850
	Altria Group, Inc.	46,200	754,446
#	Andersons, Inc.	11,214	180,209
	Archer-Daniels-Midland Co.	29,118	716,885
	Arden Group, Inc. Class A	1,100	128,700
	B&G Foods, Inc.	12,345	75,551
* #	BJ’s Wholesale Club, Inc.	9,100	303,394
* #	Boston Beer Co., Inc. Class A	3,300	87,780
*	Bridgford Foods Corp.	2,200	10,978
	Brown-Forman Corp. Class A	1,000	48,700
	Brown-Forman Corp. Class B	3,250	151,125
	Calavo Growers, Inc.	6,758	96,031
#	Cal-Maine Foods, Inc.	11,300	299,111
*	Caribou Coffee Co.	9,570	38,280
#	Casey’s General Stores, Inc.	16,800	447,048
	CCA Industries, Inc.	1,800	5,220
* #	Central European Distribution Corp.	11,658	261,139
* #	Central Garden & Pet Co.	21,139	203,357
*	Central Garden & Pet Co. Class A	10,510	95,326
*	Chattem, Inc.	3,900	214,149
#	Chiquita Brands International, Inc.	69,280	524,450
#	Church & Dwight Co., Inc.	6,800	369,988
	Coca-Cola Bottling Co.	3,300	171,996
	Coca-Cola Enterprises, Inc.	143,260	2,444,016
*	Coffee Holding Co., Inc.	1,900	7,030
* #	Collective Brands, Inc.	22,514	326,903
#	ConAgra, Inc.	21,650	383,205
*	Constellation Brands, Inc. Class A	31,465	364,679
*	Constellation Brands, Inc. Class B	500	5,875
	Corn Products International, Inc.	35,860	857,054
#	Costco Wholesale Corp.	6,126	297,724
*	Craft Brewers Alliance, Inc.	2,630	5,707
	CVS Caremark Corp.	88,513	2,812,943
*	Darling International, Inc.	20,000	114,400
* #	Dean Foods Co.	9,700	200,790
	Del Monte Foods Co.	191,614	1,446,686
#	Diamond Foods, Inc.	9,889	258,993
*	Elizabeth Arden, Inc.	20,613	178,509
* #	Energizer Holdings, Inc.	400	22,920
	Farmer Brothers Co.	14,931	294,887
#	Flowers Foods, Inc.	20,051	463,178
*	Fresh Del Monte Produce, Inc.	914	13,271
#	General Mills, Inc.	9,300	471,417
	Golden Enterprises, Inc.	2,565	6,028
	Great Atlantic & Pacific Tea, Inc.	12,139	89,100
* #	Green Mountain Coffee, Inc.	9,400	679,714
	Griffin Land & Nurseries, Inc. Class A	3,322	103,414
* #	Hain Celestial Group, Inc.	44,460	742,037
*	Hansen Natural Corp.	1,200	48,912
#	Hormel Foods Corp.	8,189	256,234
*	IGI Labratories, Inc.	3,128	3,347
	Imperial Sugar Co.	8,856	58,007

11

	Ingles Market, Inc. Class A	12,373	193,143
* #	Integrated Biopharma, Inc.	900	92
	Inter Parfums, Inc.	21,230	164,745
	J & J Snack Foods Corp.	13,292	515,198
	J.M. Smucker Co.	40,783	1,606,850
*	Katy Industries, Inc.	1,000	850
	Kraft Foods, Inc.	120,422	2,817,875
#	Lancaster Colony Corp.	10,500	459,900
#	Lance, Inc.	13,429	311,016
* #	Lifeway Foods, Inc.	4,096	36,946
#	Mannatech, Inc.	25,694	112,283
*	Maui Land & Pineapple Co., Inc.	4,186	26,581
#	McCormick & Co., Inc.	5,200	153,140
	McCormick & Co., Inc. Voting Common Stock	350	10,234
*	Medifast, Inc.	11,980	83,740
	Molson Coors Brewing Co.	59,636	2,281,077
	Molson Coors Brewing Co. Class A	400	15,200
*	Monterey Pasta Co.	5,189	6,849
#	Nash-Finch Co.	10,300	301,687
*	National Beverage Corp.	27,390	288,417
*	Natural Alternatives International, Inc.	4,637	27,868
* #	Natural Health Trends Corp.	5,046	2,851
*	NBTY, Inc.	23,600	611,476
	Nu Skin Enterprises, Inc. Class A	13,900	178,198
	Oil-Dri Corp. of America	6,773	109,316
*	Omega Protein Corp.	13,400	42,746
*	Orchids Paper Products Co.	1,900	32,490
*	Overhill Farms, Inc.	7,353	32,353
*	Pantry, Inc.	17,478	412,830
*	Parlux Fragrances, Inc.	16,718	40,123
* #	Peet’s Coffee & Tea, Inc.	11,116	303,244
#	Pepsi Bottling Group, Inc.	13,000	406,510
	PepsiAmericas, Inc.	43,418	1,066,780
	Philip Morris International, Inc.	36,900	1,335,780
*	Prestige Brands Holdings, Inc.	65,760	424,810
	PriceSmart, Inc.	11,400	203,490
#	Procter & Gamble Co.	70,100	3,465,744
#	Ralcorp Holdings, Inc.	7,500	428,700
	Reliv’ International, Inc.	4,060	12,586
* #	Revlon, Inc.	13,564	64,293
#	Reynolds American, Inc.	11,000	417,780
	Rocky Mountain Chocolate Factory, Inc.	5,450	33,735
#	Ruddick Corp.	14,700	377,202
	Safeway, Inc.	23,400	462,150
#	Sanderson Farms, Inc.	11,768	469,543
*	Sanfilippo (John B.) & Son, Inc.	5,507	31,390
	Sara Lee Corp.	40,500	336,960
*	Schiff Nutrition International, Inc.	8,148	39,110
	Seaboard Corp.	403	376,805
*	Seneca Foods Corp. Class A	2,805	68,512
*	Seneca Foods Corp. Class B	954	23,898
*	Smart Balance, Inc.	51,993	365,511
*	Smithfield Foods, Inc.	140,714	1,215,769
	Spartan Stores, Inc.	13,100	213,137
* #	Star Scientific, Inc.	50,500	248,460

12

	SUPERVALU, Inc.	76,201	1,245,886
	Tasty Baking Co.	100	425
	The Kroger Co.	12,400	268,088
	The Stephan Co.	1,500	3,015
*	Tofutti Brands, Inc.	799	1,039
#	Tootsie Roll Industries, Inc.	20,228	492,552
* #	TreeHouse Foods, Inc.	26,330	700,115
	Tyson Foods, Inc. Class A	133,301	1,404,993
* #	United Natural Foods, Inc.	18,500	421,430
	United-Guardian, Inc.	1,200	8,400
	Universal Corp.	24,000	723,840
*	USANA Health Services, Inc.	4,673	111,731
#	Vector Group, Ltd.	10,783	145,355
	Village Super Market, Inc.	1,870	57,933
#	Walgreen Co.	10,100	317,443
#	Wal-Mart Stores, Inc.	42,300	2,131,920
	WD-40 Co.	7,236	195,806
	Weis Markets, Inc.	23,294	861,645
#	Whole Foods Market, Inc.	4,700	97,431
*	Winn-Dixie Stores, Inc.	59,401	680,735
*	Zapata Corp.	9,082	57,126
Total Consumer Staples			52,314,217

Energy — (6.3%)
*	Abraxas Petroleum Corp.	18,724	16,477
	Adams Resources & Energy, Inc.	3,393	50,047
*	Allis-Chalmers Energy, Inc.	28,400	54,812
	Alon USA Energy, Inc.	33,300	422,910
* #	Alpha Natural Resources, Inc.	14,000	286,720
*	American Oil & Gas, Inc.	7,969	5,339
	Anadarko Petroleum Corp.	58,467	2,517,589
	Apache Corp.	25,800	1,879,788
#	Arch Coal, Inc.	8,400	117,348
*	Arena Resources, Inc.	5,100	146,217
	Atlas America, Inc.	18,894	293,991
* #	ATP Oil & Gas Corp.	5,200	37,232
*	Atwood Oceanics, Inc.	7,400	165,168
	Barnwell Industries, Inc.	3,656	15,904
*	Basic Energy Services, Inc.	22,900	233,580
	Berry Petroleum Corp. Class A	10,600	174,688
*	Bill Barret Corp.	15,996	415,576
#	BJ Services Co.	9,400	130,566
*	Bolt Technology Corp.	5,566	56,606
* #	BPZ Resources, Inc.	7,000	38,150
*	Brigham Exploration Co.	35,362	82,747
* #	Bristow Group, Inc.	26,280	598,133
*	Bronco Drilling Co., Inc.	23,115	126,901
	Cabot Oil & Gas Corp.	11,100	335,109
*	Cal Dive International, Inc.	25,584	202,625
*	Callon Petroleum Co.	8,287	14,585
*	Cameron International Corp.	5,600	143,248
#	CARBO Ceramics, Inc.	15,100	463,721
*	Carrizo Oil & Gas, Inc.	5,800	71,514
*	Cheniere Energy, Inc.	22,270	87,744
	Chesapeake Energy Corp.	51,790	1,020,781

13

	Chevron Corp.	59,100	3,906,510
	Cimarex Energy Co.	60,950	1,639,555
	CKX Lands, Inc.	1,400	16,037
*	Clayton Williams Energy, Inc.	7,400	222,222
*	CNX Gas Corp.	5,800	149,350
*	Complete Production Services, Inc.	36,800	245,824
* #	Comstock Resources, Inc.	10,000	344,600
	ConocoPhillips	197,546	8,099,386
#	CONSOL Energy, Inc.	800	25,024
* #	Contango Oil & Gas Co.	5,050	191,344
*	CREDO Petroleum Corp.	7,803	64,375
#	Crosstex Energy, Inc.	4,000	7,880
*	CVR Energy, Inc.	5,300	39,008
*	Dawson Geophysical Co.	4,350	85,521
	Delek US Holdings, Inc.	54,500	559,715
* #	Delta Petroleum Corp.	29,581	86,968
*	Denbury Resources, Inc.	13,200	214,896
	Devon Energy Corp.	34,026	1,764,248
#	Diamond Offshore Drilling, Inc.	3,300	238,953
*	Dresser-Rand Group, Inc.	4,200	103,446
* #	Dril-Quip, Inc.	7,700	264,726
*	Dune Energy, Inc.	18,600	2,232
*	Edge Petroleum Corp.	6,757	1,351
*	Encore Acquisition Co.	42,400	1,237,656
	ENSCO International, Inc.	11,246	318,037
#	EOG Resources, Inc.	8,650	549,102
*	Evolution Petroleum Corp.	4,258	9,751
*	EXCO Resources, Inc.	80,100	943,578
*	Exterran Holdings, Inc.	13,643	281,728
	Exxon Mobil Corp.	66,600	4,440,222
* #	FMC Technologies, Inc.	1,600	54,768
*	Forest Oil Corp.	35,238	563,808
	Foundation Coal Holdings, Inc.	5,100	82,824
#	Frontier Oil Corp.	34,800	442,308
*	FX Energy, Inc.	19,566	73,568
#	General Maritime Corp.	23,363	231,995
*	Geokinetics, Inc.	1,231	5,798
* #	GeoResources, Inc.	7,700	54,670
* #	Global Industries, Ltd.	5,400	34,938
* #	GMX Resources, Inc.	5,200	56,888
* #	Goodrich Petroleum Corp.	2,800	64,204
	Gulf Island Fabrication, Inc.	7,573	97,995
*	Gulfmark Offshore, Inc.	11,600	311,808
*	Gulfport Energy Corp.	22,413	66,567
*	Harvest Natural Resources, Inc.	50,500	257,550
* #	Helix Energy Solutions Group, Inc.	19,800	179,982
#	Helmerich & Payne, Inc.	19,900	613,318
*	Hercules Offshore, Inc.	6,700	21,440
#	Hess Corp.	16,300	893,077
*	HKN, Inc.	5,544	9,425
#	Holly Corp.	17,917	375,540
*	Hornbeck Offshore Services, Inc.	16,800	390,264
	Houston American Energy Corp.	479	987
*	Infinity, Inc.	6,600	3,234
*	International Coal Group, Inc.	4,200	8,358

14

*	James River Coal Co.	7,400	105,376
	Lufkin Industries, Inc.	11,031	384,982
	Marathon Oil Corp.	94,908	2,818,768
*	Mariner Energy, Inc.	49,771	566,394
#	Massey Energy Co.	29,700	472,527
*	Matrix Service Co.	21,574	206,679
* #	McMoran Exploration Co.	5,600	30,744
*	Meridian Resource Corp.	32,383	8,743
*	Mitcham Industries, Inc.	7,819	35,185
#	Murphy Oil Corp.	13,000	620,230
*	Nabors Industries, Ltd.	3,750	57,037
*	NATCO Group, Inc. Class A	7,700	185,262
* #	National-Oilwell, Inc.	11,309	342,437
*	Natural Gas Services Group, Inc.	13,910	138,822
*	New Concept Energy, Inc.	228	1,024
*	Newfield Exploration Co.	43,600	1,359,448
*	Newpark Resources, Inc.	57,294	160,423
	Noble Energy, Inc.	11,700	663,975
*	Northern Oil & Gas, Inc.	2,600	14,846
	Occidental Petroleum Corp.	22,900	1,289,041
* #	Oceaneering International, Inc.	3,400	154,938
*	Oil States International, Inc.	26,300	497,070
#	Overseas Shipholding Group, Inc.	29,609	850,074
	Panhandle Royalty Co.	4,629	79,387
*	Parallel Petroleum Corp.	17,100	22,743
*	Parker Drilling Co.	56,292	155,366
#	Patterson-UTI Energy, Inc.	48,500	616,435
	Peabody Energy Corp.	6,800	179,452
	Penn Virginia Corp.	24,800	348,936
*	Petrohawk Energy Corp.	47,240	1,114,864
*	Petroleum Development Corp.	22,819	369,896
* #	PetroQuest Energy, Inc.	23,100	69,531
*	PHI, Inc. Non-Voting	11,103	125,686
*	PHI, Inc. Voting	500	6,490
*	Pioneer Drilling Co.	37,200	186,000
	Pioneer Natural Resources Co.	54,700	1,264,664
*	Plains Exploration & Production Co.	35,851	676,508
*	PowerSecure International, Inc.	15,067	62,377
*	Pride International, Inc.	36,500	828,550
*	Pyramid Oil Co.	500	1,900
* #	Quicksilver Resources, Inc.	8,200	66,666
#	Range Resources Corp.	10,500	419,685
#	Rowan Companies, Inc.	45,553	711,082
*	Royale Energy, Inc.	3,000	5,640
	RPC, Inc.	31,150	333,305
*	SEACOR Holdings, Inc.	19,732	1,296,787
#	Smith International, Inc.	9,744	251,882
*	Southwestern Energy Co.	7,400	265,364
	Spectra Energy Corp.	4,800	69,600
#	St. Mary Land & Exploration Co.	19,810	354,005
*	Stone Energy Corp.	26,756	115,318
* #	SulphCo, Inc.	7,400	6,660
	Sunoco, Inc.	25,061	664,367
*	Superior Energy Services, Inc.	12,868	247,194
*	Superior Well Services, Inc.	16,455	176,068

15

* #	Swift Energy Corp.	28,870	312,373
*	Syntroleum Corp.	2,427	4,490
*	T-3 Energy Services, Inc.	7,600	102,068
#	Tesoro Petroleum Corp.	50,940	776,835
*	Teton Energy Corp.	11,700	4,329
*	TETRA Technologies, Inc.	30,900	176,748
*	TGC Industries, Inc.	9,073	28,852
	Tidewater, Inc.	39,339	1,701,412
	Toreador Resources Corp.	6,000	22,200
* #	Trico Marine Services, Inc.	12,400	48,112
* #	TXCO Resources, Inc.	21,243	9,984
*	Union Drilling, Inc.	16,003	95,858
* #	Unit Corp.	25,200	687,708
#	USEC, Inc.	117,103	724,868
*	VAALCO Energy, Inc.	35,508	169,373
	Valero Energy Corp.	67,713	1,343,426
* #	Verenium Corp.	20,900	7,106
#	W&T Offshore, Inc.	39,300	364,704
*	Warren Resources, Inc.	33,000	52,800
*	Western Refining, Inc.	32,400	407,916
*	Westmoreland Coal Co.	2,720	23,120
*	Whiting Petroleum Corp.	29,006	950,237
#	World Fuel Services Corp.	11,520	439,258
	XTO Energy, Inc.	20,407	707,307
Total Energy			72,371,892

Financials — (18.0%)
*	1st Constitution Bancorp	2,073	12,645
	1st Source Corp.	20,920	410,869
	21st Century Holding Co.	6,300	25,011
	Abigail Adams National Bancorp, Inc.	746	1,529
	Abington Bancorp, Inc.	28,638	251,728
	Access National Corp.	6,073	36,681
	Advance America Cash Advance Centers, Inc.	27,208	108,832
	Advanta Corp. Class B	18,813	22,011
*	Affiliated Managers Group, Inc.	1,000	56,850
#	AFLAC, Inc.	11,100	320,679
* #	Allegheny Corp.	5,764	1,462,096
	Alliance Bancorp, Inc. of Pennsylvania	3,299	27,382
	Alliance Financial Corp.	2,074	43,492
	Allied World Assurance Co. Holdings, Ltd.	670	24,884
	Allstate Corp.	88,830	2,072,404
*	Alphatec Holdings, Inc.	25,359	51,986
	Amcore Financial, Inc.	18,620	27,371
	American Bancorp of New Jersey, Inc.	8,865	89,359
#	American Capital, Ltd.	62,280	192,445
	American Equity Investment Life Holding Co.	28,800	162,144
	American Financial Group, Inc.	129,237	2,271,986
*	American Independence Corp.	2,505	8,767
	American National Bankshares, Inc.	4,568	72,037
	American National Insurance Co.	18,806	1,276,363
	American Physicians Capital, Inc.	5,099	212,424
	American River Bankshares	4,347	44,905
*	American Safety Insurance Holdings, Ltd.	2,100	23,898
*	American Spectrum Realty, Inc.	200	4,104

16

#	American West Bancorporation	8,355	6,684
* #	AmeriCredit Corp.	67,800	689,526
	Ameriprise Financial, Inc.	82,630	2,177,300
	Ameris Bancorp	7,941	52,014
*	Amerisafe, Inc.	18,400	282,624
	AmeriServe Financial, Inc.	16,985	30,063
	AmTrust Financial Services, Inc.	32,362	295,465
	Anchor Bancorp Wisconsin, Inc.	15,078	24,577
#	AON Corp.	15,000	633,000
*	Appalachian Bancshares, Inc.	2,100	2,541
*	Argo Group International Holdings, Ltd.	23,683	662,887
	Arrow Financial Corp.	7,020	185,890
	Aspen Insurance Holdings, Ltd.	7,050	166,239
	Asset Acceptance Capital Corp.	26,584	220,381
#	Associated Banc-Corp.	85,278	1,319,251
	Assurant, Inc.	22,808	557,428
	Assured Guaranty, Ltd.	1,600	15,456
#	ASTA Funding, Inc.	6,600	19,008
#	Astoria Financial Corp.	22,100	182,546
*	Atlantic American Corp.	5,179	3,444
	Atlantic Coast Federal Corp.	5,334	12,242
	Auburn National Bancorporation, Inc.	831	19,321
	Axis Capital Holdings, Ltd.	6,839	168,513
* #	B of I Holding, Inc.	4,699	30,121
	Baldwin & Lyons, Inc. Class A	489	9,046
	Baldwin & Lyons, Inc. Class B	9,315	186,766
	BancFirst Corp.	10,919	466,241
	Bancorp Rhode Island, Inc.	2,945	54,512
	BancorpSouth, Inc.	25,240	586,830
	BancTrust Financial Group, Inc.	6,967	45,843
	Bank Mutual Corp.	46,438	476,918
	Bank of America Corp.	440,722	3,935,647
	Bank of Commerce Holdings	3,452	18,123
*	Bank of Florida Corp.	7,291	23,331
	Bank of Granite Corp.	6,125	12,862
#	Bank of Hawaii Corp.	5,400	189,756
	Bank of New York Mellon Corp.	63,235	1,611,228
#	Bank of the Ozarks, Inc.	14,210	352,834
#	BankAtlantic Bancorp, Inc.	1,520	3,526
	BankFinancial Corp.	26,672	285,390
	Banner Corp.	15,519	72,008
	Bar Harbor Bankshares	2,177	53,707
#	BB&T Corp.	29,920	698,333
	BCB Bancorp, Inc.	2,765	25,466
*	BCSB Bancorp, Inc.	1,226	9,538
*	Beach First National Bancshares, Inc.	900	2,700
	Beacon Federal Bancorp, Inc.	2,687	23,511
*	Beneficial Mutual Bancorp, Inc.	21,886	220,173
	Berkshire Bancorp, Inc.	1,025	4,828
	Berkshire Hills Bancorp, Inc.	11,648	262,779
*	Beverly Hills Bancorp, Inc.	3,108	68
	Beverly National Corp.	1,663	26,525
	BGC Partners, Inc. Class A	17,565	45,493
#	BlackRock, Inc.	3,000	439,560
*	BNCCORP, Inc.	700	4,987

17

#	BOK Financial Corp.	12,011	452,334
#	Boston Private Financial Holdings, Inc.	33,708	155,394
	Bridge Bancorp, Inc.	300	6,069
*	Broadpoint Securities Group, Inc.	50,918	219,457
	Brookline Bancorp, Inc.	59,035	585,627
	Brooklyn Federal Bancorp, Inc.	5,839	72,520
#	Brown & Brown, Inc.	45,700	889,322
#	Bryn Mawr Bank Corp.	6,007	117,917
	C&F Financial Corp.	1,400	20,650
	Cadence Financial Corp.	8,374	28,220
	California First National Bancorp	5,536	66,044
	Camco Financial Corp.	3,400	11,390
	Camden National Corp.	5,047	146,363
	Capital Bank Corp.	2,758	14,645
	Capital City Bank Group, Inc.	10,648	160,146
	Capital One Financial Corp.	60,269	1,008,903
	Capital Properties, Inc.	154	1,343
* ●	Capital Properties, Inc. Class B	154	—
	Capital Southwest Corp.	2,400	186,624
#	Capitol Bancorp, Ltd.	15,300	55,998
#	Capitol Federal Financial	7,012	273,188
	Cardinal Financial Corp.	29,059	228,113
*	Carolina Bank Holdings, Inc.	1,000	4,000
	Carrollton Bancorp	627	3,141
	Carver Bancorp, Inc.	500	3,120
	Cascade Financial Corp.	5,500	17,875
#	Cash America International, Inc.	18,100	404,716
#	Cathay General Bancorp	39,429	442,393
* #	CB Richard Ellis Group, Inc.	2,800	21,000
	Center Bancorp, Inc.	13,980	102,054
	Center Financial Corp.	18,070	45,898
	Centerstate Banks of Florida, Inc.	6,702	80,491
	Central Bancorp, Inc.	300	1,650
*	Central Jersey Bancorp	2,415	14,466
	Central Pacific Financial Corp.	44,100	258,426
	Central Virginia Bankshares, Inc.	1,374	5,496
	Centrue Financial Corp.	1,210	6,165
	Century Bancorp, Inc. Class A	1,200	17,340
	CFS Bancorp, Inc.	1,879	6,877
	Charter Financial Corp.	243	2,065
	Chemical Financial Corp.	21,557	460,242
*	Chicopee Bancorp, Inc.	3,881	48,512
	Chubb Corp.	45,208	1,760,852
	Cincinnati Financial Corp.	97,478	2,334,598
	CIT Group, Inc.	37,262	82,722
	Citizens Community Bancorp, Inc.	3,663	21,978
	Citizens First Corp.	1,000	5,850
	Citizens Holding Co.	700	15,925
	Citizens Republic Bancorp, Inc.	24,459	41,091
	Citizens South Banking Corp.	4,832	25,175
* #	Citizens, Inc.	33,392	240,756
#	City Holding Co.	12,332	363,671
#	City National Corp.	24,384	892,454
#	Clifton Savings Bancorp, Inc.	22,512	247,182
	CME Group, Inc.	69	15,273

18

	CNA Financial Corp.	123,408	1,477,194
*	CNA Surety Corp.	60,376	1,162,238
	CNB Financial Corp.	2,709	28,986
#	CoBiz Financial, Inc.	19,538	114,688
	Codorus Valley Bancorp, Inc.	1,838	16,082
#	Cohen & Steers, Inc.	3,400	50,048
*	Colonial Bankshares, Inc.	600	3,972
#	Colony Bankcorp, Inc.	2,160	18,058
#	Columbia Bancorp	3,500	3,010
	Columbia Banking System, Inc.	13,523	133,878
	Comerica, Inc.	81,229	1,704,184
	Comm Bancorp, Inc.	1,000	37,155
*	Command Security Corp.	5,329	16,946
#	Commerce Bancshares, Inc.	13,840	458,104
	Commercial National Financial Corp.	1,311	19,862
	Commonwealth Bankshares, Inc.	5,988	28,742
* #	Community Bancorp	4,800	10,800
#	Community Bank System, Inc.	32,393	532,865
	Community Capital Corp.	239	1,228
#	Community Trust Bancorp, Inc.	12,418	375,769
	Community West Bancshares	1,100	2,799
	Compass Diversified Holdings	13,429	120,055
* #	CompuCredit Corp.	22,300	71,360
*	Conseco, Inc.	126,823	202,917
	Consolidated-Tokoma Land Co.	3,900	135,681
*	Consumer Portfolio Services, Inc.	8,702	6,439
	Cooperative Bankshares, Inc.	80	34
*	Core-Mark Holding Co., Inc.	11,528	220,992
#	Corus Bankshares, Inc.	9,594	2,015
*	Cowen Group, Inc.	14,616	84,334
*	Cowlitz Bancorporation	900	4,257
	Crawford & Co. Class A	4,500	17,550
	Crawford & Co. Class B	6,169	36,706
*	Crescent Financial Corp.	4,750	18,715
#	Cullen Frost Bankers, Inc.	19,000	894,710
#	CVB Financial Corp.	58,808	353,436
	Danvers Bancorp, Inc.	3,700	53,687
	Delphi Financial Group, Inc. Class A	45,687	789,014
	Delta Financial Corp.	9,262	—
*	Diamond Hill Investment Group, Inc.	100	4,006
	Dime Community Bancshares	26,095	217,632
	Discover Financial Services	235,869	1,917,615
*	Dollar Financial Corp.	20,280	204,828
	Donegal Group, Inc. Class A	20,351	297,939
	Donegal Group, Inc. Class B	3,662	56,926
	East West Bancorp, Inc.	73,767	503,829
	Eastern Insurance Holdings, Inc.	8,565	69,120
	Eastern Virginia Bankshares, Inc.	2,937	26,286
#	Eaton Vance Corp.	1,900	52,003
	ECB Bancorp, Inc.	500	8,387
* #	eHealth, Inc.	11,764	225,751
	EMC Insurance Group, Inc.	10,509	238,134
	Employers Holdings, Inc.	26,159	218,166
*	Encore Bancshares, Inc.	600	5,484
*	Encore Capital Group, Inc.	22,216	194,168

19

	Endurance Specialty Holdings, Ltd.	60,188	1,574,518
	Enterprise Bancorp, Inc.	4,510	49,835
	Enterprise Financial Services Corp.	9,653	95,082
	Erie Indemnity Co.	10,793	381,209
	ESB Financial Corp.	9,145	100,686
	ESSA Bancorp, Inc.	17,135	233,721
	Evans Bancorp, Inc.	968	12,947
	Everest Re Group, Ltd.	7,847	585,700
* #	ExlService Holdings, Inc.	25,379	236,278
* #	EZCORP, Inc. Class A	14,600	180,894
#	F.N.B. Corp.	46,891	352,620
	Farmers Capital Bank Corp.	4,778	101,389
	FBL Financial Group, Inc. Class A	23,540	135,355
	Federal Agriculture Mortgage Corp. Class A	200	439
	Federal Agriculture Mortgage Corp. Class C	5,100	16,116
* #	Federal Trust Corp.	500	250
	Federated Investors, Inc.	3,300	75,504
	Fidelity Bancorp, Inc.	517	4,542
	Fidelity National Financial, Inc.	164,569	2,983,636
	Fidelity Southern Corp.	4,067	9,721
#	Fifth Third Bancorp	153,521	629,436
#	Financial Federal Corp.	25,902	637,448
	Financial Institutions, Inc.	9,553	141,862
*	First Acceptance Corp.	27,407	69,888
	First Advantage Bancorp	1,898	18,505
	First American Corp.	86,160	2,419,373
	First Bancorp (318672102)	3,300	18,183
	First Bancorp (318910106)	13,641	166,011
	First Bancorp of Indiana, Inc.	200	1,410
	First Bancorp, Inc.	4,472	78,036
	First Bancshares, Inc.	700	6,142
#	First Busey Corp.	30,415	238,149
	First Business Financial Services, Inc.	1,805	22,689
*	First California Financial Group, Inc.	2,500	14,912
*	First Cash Financial Services, Inc.	10,205	167,770
	First Citizens BancShares, Inc.	3,400	406,878
#	First Commonwealth Financial Corp.	73,700	638,979
#	First Community Bancshares, Inc.	5,392	77,914
	First Defiance Financial Corp.	3,821	39,356
	First Federal Bancshares of Arkansas, Inc.	6,531	26,222
*	First Federal Bankshares, Inc.	700	1,309
	First Federal of Northern Michigan Bancorp, Inc.	800	1,104
	First Financial Bancorp	25,935	279,839
#	First Financial Bankshares, Inc.	10,400	512,512
	First Financial Corp.	10,862	402,980
	First Financial Holdings, Inc.	11,203	100,827
	First Financial Northwest, Inc.	9,201	74,252
	First Financial Service Corp.	1,170	18,720
#	First Horizon National Corp.	128,357	1,477,392
*	First Keystone Financial, Inc.	452	3,431
	First M&F Corp.	4,726	24,339
*	First Marblehead Corp.	1,900	3,648
* #	First Mariner Bancorp, Inc.	1,155	1,063
	First Merchants Corp.	17,920	217,907
*	First Mercury Financial Corp.	20,455	270,415

20

	First Midwest Bancorp, Inc.	35,966	318,659
	First Niagara Financial Group, Inc.	85,353	1,155,680
	First PacTrust Bancorp, Inc.	2,422	19,376
	First Place Financial Corp.	11,955	67,904
* #	First Regional Bancorp	8,100	10,125
	First Security Group, Inc.	10,394	40,121
#	First South Bancorp, Inc.	7,552	87,301
	First State Financial Corp.	539	652
	First United Corp.	3,697	36,970
	First West Virginia Bancorp, Inc.	317	3,661
	Firstbank Corp.	2,082	13,077
*	FirstCity Financial Corp.	6,800	21,420
*	FirstFed Financial Corp.	1,194	525
	FirstMerit Corp.	52,900	1,026,789
#	Flagstar Bancorp, Inc.	17,209	24,953
	Flagstone Reinsurance Holdings, Ltd.	11,000	101,860
	Flushing Financial Corp.	20,700	190,647
#	FNB United Corp.	5,050	16,109
	Forest City Enterprises, Inc. Class A	2,000	16,860
	Forest City Enterprises, Inc. Class B	1,000	8,310
* #	Forestar Group, Inc.	1,700	21,862
*	Fox Chase Bancorp, Inc.	6,089	57,724
*	FPIC Insurance Group, Inc.	9,303	284,114
* #	Franklin Credit Holding Corp.	1,100	2,751
#	Frontier Financial Corp.	16,864	23,947
#	Fulton Financial Corp.	137,508	908,928
*	FX Real Estate & Entertainment, Inc.	3,380	406
*	GAINSCO, INC.	4,900	13,965
#	Gallagher (Arthur J.) & Co.	9,100	204,568
#	GAMCO Investors, Inc.	2,600	130,390
#	Genworth Financial, Inc.	160,400	378,544
	German American Bancorp, Inc.	10,812	128,663
	GFI Group, Inc.	10,400	42,432
#	Glacier Bancorp, Inc.	17,150	262,738
	Goldman Sachs Group, Inc.	11,520	1,480,320
*	Golfsmith International Holdings, Inc.	1,000	1,060
	Great Southern Bancorp, Inc.	9,602	158,337
#	Greene Bancshares, Inc.	11,638	98,923
	Greenhill & Co., Inc.	3,600	279,108
*	Greenlight Capital Re, Ltd. Class A	12,260	189,785
	GS Financial Corp.	727	9,633
*	Guaranty Bancorp	14,835	32,934
	Guaranty Federal Bancshares, Inc.	1,886	9,449
*	Guaranty Financial Group, Inc.	1,700	1,003
	Habersham Bancorp	202	909
*	Hallmark Financial Services, Inc.	22,381	150,400
	Hampden Bancorp, Inc.	3,095	30,021
#	Hampton Roads Bankshares, Inc.	4,697	34,993
#	Hancock Holding Co.	8,300	314,321
	Hanmi Financial Corp.	26,100	40,455
	Hanover Insurance Group, Inc.	50,046	1,500,379
	Harleysville Group, Inc.	22,092	638,901
#	Harleysville National Corp.	30,153	264,442
	Harleysville Savings Financial Corp.	2,678	34,211
	Harrington West Financial Group, Inc.	2,606	5,134

21

*	Harris & Harris Group, Inc.	22,012	106,538
	Hartford Financial Services Group, Inc.	37,300	427,831
	Hawthorn Bancshares, Inc.	1,002	12,014
	HCC Insurance Holdings, Inc.	93,600	2,238,912
	Heartland Financial USA, Inc.	9,917	146,573
	Hercules Technology Growth Capital, Inc.	397	2,386
	Heritage Commerce Corp.	7,396	59,760
	Heritage Financial Corp.	8,107	91,366
	Heritage Financial Group	4,875	39,439
	HF Financial Corp.	2,308	26,542
*	HFF, Inc.	1,200	3,240
*	Hilltop Holdings, Inc.	47,574	539,013
	Hingham Institution for Savings	389	10,884
	HMN Financial, Inc.	987	4,738
	Home Bancshares, Inc.	16,176	356,681
	Home Federal Bancorp, Inc.	18,329	184,940
	HopFed Bancorp, Inc.	550	5,225
	Horace Mann Educators Corp.	10,800	94,824
	Horizon Bancorp	1,495	22,694
#	Horizon Financial Corp.	7,932	11,819
#	Hudson City Bancorp, Inc.	69,632	874,578
#	Huntington Bancshares, Inc.	170,567	475,882
	IBERIABANK Corp.	12,978	592,835
#	Imperial Capital Bancorp, Inc.	600	336
	Independence Holding Co.	9,256	47,854
	Independent Bank Corp. (453836108)	16,772	334,769
#	Independent Bank Corp. (453838104)	5,774	10,393
	Indiana Community Bancorp	2,163	27,232
	Infinity Property & Casualty Corp.	13,328	469,679
	Integra Bank Corp.	11,844	25,583
* #	IntercontinentalExchange, Inc.	5,100	446,760
*	International Assets Holding Corp.	1,666	20,125
#	International Bancshares Corp.	41,609	562,138
	Intervest Bancshares Corp.	5,400	21,222
	Invesco, Ltd.	59,526	876,223
*	Investment Technology Group, Inc.	10,600	241,468
*	Investors Bancorp, Inc.	56,600	518,456
*	Investors Capital Holdings, Ltd.	2,848	11,534
	Investors Title Co.	1,068	30,037
	IPC Holdings, Ltd.	35,049	912,676
	Irwin Financial Corp.	3,100	3,906
#	Janus Capital Group, Inc.	24,100	241,723
#	Jefferies Group, Inc.	22,500	440,325
	Jefferson Bancshares, Inc.	2,270	15,572
*	Jesup & Lamont, Inc.	1,800	648
	JMP Group, Inc.	5,300	28,567
#	Jones Lang LaSalle, Inc.	2,900	93,583
	JPMorgan Chase & Co.	539,281	17,796,273
* #	KBW, Inc.	11,248	272,089
	Kearny Financial Corp.	55,821	622,404
	Kentucky First Federal Bancorp	1,645	17,593
#	KeyCorp	242,793	1,493,177
	K-Fed Bancorp	9,735	75,446
*	Knight Capital Group, Inc.	28,300	438,367
*	LaBranche & Co., Inc.	4,900	20,482

22

	Lakeland Bancorp, Inc.	23,756	202,164
	Lakeland Financial Corp.	12,247	229,876
#	LandAmerica Financial Group, Inc.	1,700	78
	Landmark Bancorp, Inc.	1,574	26,254
	Legacy Bancorp, Inc.	7,168	75,909
	Legg Mason, Inc.	52,000	1,043,640
*	Leucadia National Corp.	15,200	322,696
#	Life Partners Holdings, Inc.	4,151	77,707
	Lincoln National Corp.	62,480	702,275
*	Liquidity Services, Inc.	14,500	109,185
	LNB Bancorp, Inc.	3,340	19,155
	Loews Corp.	67,067	1,669,298
*	LoopNet, Inc.	21,249	182,529
*	Louisiana Bancorp, Inc.	1,100	15,180
	LSB Corp.	2,282	20,812
	LSB Financial Corp.	426	5,964
#	M&T Bank Corp.	53,100	2,785,095
#	Macatawa Bank Corp.	13,636	43,226
	MainSource Financial Group, Inc.	18,828	163,050
* #	Markel Corp.	1,250	358,750
*	MarketAxess Holdings, Inc.	31,222	299,419
*	Marlin Business Services, Inc.	7,376	23,529
	Marsh & McLennan Cos., Inc.	24,200	510,378
	Marshall & Ilsley Corp.	105,994	612,645
	Max Capital Group, Ltd.	698	11,552
	Mayflower Bancorp, Inc.	325	2,316
	MB Financial, Inc.	27,140	369,918
* #	MBIA, Inc.	250,743	1,186,014
#	MBT Financial Corp.	8,765	22,088
	Meadowbrook Insurance Group, Inc.	73,592	437,872
	Medallion Financial Corp.	9,390	69,204
#	Mercantile Bancorp, Inc.	3,683	24,124
	Mercantile Bank Corp.	1,506	5,828
	Mercer Insurance Group, Inc.	4,614	67,457
	Merchants Bancshares, Inc.	3,461	65,586
	Mercury General Corp.	36,400	1,229,592
*	Meridian Interstate Bancorp, Inc.	3,588	28,632
	Meta Financial Group, Inc.	50	653
	MetLife, Inc.	84,340	2,509,115
	MetroCorp Bancshares, Inc.	5,373	17,301
* #	MF Global, Ltd.	13,800	84,180
	MicroFinancial, Inc.	6,600	15,180
	Mid Penn Bancorp, Inc.	536	9,916
	MidSouth Bancorp, Inc.	3,791	40,677
	Midwest Banc Holdings, Inc.	11,494	18,620
	MidWestOne Financial Group, Inc.	683	5,771
	Monroe Bancorp	979	7,401
	Montpelier Re Holdings, Ltd.	1,745	21,743
#	Morgan Stanley	68,640	1,622,650
*	Move, Inc.	45,804	93,898
	MutualFirst Financial, Inc.	3,032	16,676
#	Nara Bancorp, Inc.	24,100	89,411
	National Financial Partners Corp.	13,800	97,428
	National Interstate Corp.	10,752	173,645
#	National Penn Bancshares, Inc.	71,045	574,754

23

	National Security Group, Inc.	147	1,241
	National Western Life Insurance Co. Class A	1,424	162,179
	Naugatuck Valley Financial Corp.	126	724
*	Navigators Group, Inc.	16,889	766,423
#	NBT Bancorp, Inc.	19,587	463,820
	Nelnet, Inc. Class A	30,155	181,835
*	New Century Bancorp, Inc.	1,387	7,490
	New England Bancshares, Inc.	3,674	22,448
	New Hampshire Thrift Bancshares, Inc.	2,909	26,385
	New Westfield Financial, Inc.	30,443	284,338
#	New York Community Bancorp, Inc.	50,290	568,780
	NewAlliance Bancshares, Inc.	97,200	1,254,852
	NewBridge Bancorp	4,946	10,535
*	Newport Bancorp, Inc.	641	7,256
*	NewStar Financial, Inc.	2,640	5,993
*	Newtek Business Services, Inc.	1,367	560
*	NexCen Brands, Inc.	19,400	2,910
*	Nexity Financial Corp.	1,539	308
	North Valley Bancorp	1,300	6,279
	Northeast Bancorp	400	3,168
	Northeast Community Bancorp, Inc.	7,972	59,830
	Northern Trust Corp.	5,300	288,108
	Northfield Bancorp, Inc.	13,313	150,437
	Northrim Bancorp, Inc.	3,919	44,873
	Northwest Bancorp, Inc.	29,635	520,983
	Norwood Financial Corp.	1,000	28,500
	NYMAGIC, Inc.	4,100	48,339
	NYSE Euronext, Inc.	22,706	526,098
	Ocean Shore Holding Co.	6,810	48,964
	OceanFirst Financial Corp.	10,835	131,645
*	Ocwen Financial Corp.	54,877	610,232
	Odyssey Re Holdings Corp.	47,000	1,799,630
	Ohio Valley Banc Corp.	1,153	26,058
	Old National Bancorp	42,200	575,186
	Old Republic International Corp.	188,189	1,763,331
#	Old Second Bancorp, Inc.	5,660	30,564
	OneBeacon Insurance Group, Ltd.	12,545	145,773
	optionsXpress Holding, Inc.	16,874	277,746
*	Oritani Financial Corp.	6,296	89,340
	Osage Bancshares, Inc.	1,700	14,977
#	PAB Bankshares, Inc.	2,754	10,796
#	Pacific Capital Bancorp	31,916	221,497
	Pacific Continental Corp.	4,711	54,082
*	Pacific Mercantile Bancorp	8,508	28,757
*	Pacific Premier Bancorp, Inc.	2,106	8,929
*	Pacific State Bancorp	400	540
#	PacWest Bancorp	26,100	380,277
	Pamrapo Bancorp, Inc.	3,350	25,125
	Park Bancorp, Inc.	200	1,612
#	Park National Corp.	11,130	745,153
	Parkvale Financial Corp.	3,212	34,079
	PartnerRe, Ltd.	171	11,660
	Patriot National Bancorp	1,500	5,910
	Peapack-Gladstone Financial Corp.	3,997	75,783
*	Penn Treaty American Corp.	13,300	1,995

24

	Penns Woods Bancorp, Inc.	1,202	30,050
*	Pennsylvania Commerce Bancorp, Inc.	4,208	92,997
*	Penson Worldwide, Inc.	9,155	92,832
	Peoples Bancorp of North Carolina	3,297	22,090
	Peoples Bancorp, Inc. (709788202)	1,500	14,107
	Peoples Bancorp, Inc. (709789101)	9,583	158,790
*	Peoples Community Bancorp	899	333
#	People’s United Financial, Inc.	33,660	525,769
* #	PHH Corp.	29,857	501,000
*	PICO Holdings, Inc.	16,380	491,400
	Pinnacle Bancshares, Inc.	200	1,440
* #	Pinnacle Financial Partners, Inc.	19,171	342,011
*	Piper Jaffray Companies, Inc.	2,000	69,340
	Platinum Underwriters Holdings, Ltd.	1,077	30,985
*	PMA Capital Corp. Class A	15,119	56,696
	PMI Group, Inc.	4,600	2,898
#	PNC Financial Services Group, Inc.	24,725	981,582
	Porter Bancorp, Inc.	6,221	91,013
* #	Portfolio Recovery Associates, Inc.	10,383	363,094
	Preferred Bank	6,000	25,920
	Premier Financial Bancorp, Inc.	2,162	10,799
	Presidential Life Corp.	1,900	20,311
#	Princeton National Bancorp, Inc.	2,474	34,982
#	Principal Financial Group, Inc.	13,080	213,727
#	PrivateBancorp, Inc.	17,900	362,475
*	ProAssurance Corp.	25,900	1,138,046
* #	Progressive Corp.	16,600	253,648
#	Prosperity Bancshares, Inc.	37,500	1,041,375
	Protective Life Corp.	49,300	422,501
	Providence Community Bancshares, Inc.	300	900
#	Provident Bankshares Corp.	16,567	145,624
	Provident Financial Holdings, Inc.	9,500	62,795
	Provident Financial Services, Inc.	47,764	509,642
	Provident New York Bancorp	42,292	358,213
#	Prudential Bancorp, Inc. of Pennsylvania	5,398	63,265
	Prudential Financial, Inc.	25,400	733,552
	PSB Holdings, Inc.	3,137	14,869
	Pulaski Financial Corp.	6,577	46,039
	QC Holdings, Inc.	11,659	74,734
	Radian Group, Inc.	10,400	17,992
#	Raymond James Financial, Inc.	15,650	245,548
#	Regions Financial Corp.	265,655	1,192,791
	Reinsurance Group of America, Inc.	59,129	1,879,711
#	Renasant Corp.	21,793	307,281
	Republic Bancorp, Inc. Class A	6,219	138,311
*	Republic First Bancorp, Inc.	5,474	45,051
	Resource America, Inc.	7,478	37,091
*	Rewards Network, Inc.	21,800	81,314
	Riverview Bancorp, Inc.	5,833	20,474
#	RLI Corp.	15,300	734,859
	Rockville Financial, Inc.	14,874	139,964
	Roma Financial Corp.	13,194	171,654
	Rome Bancorp, Inc.	5,356	48,204
	Royal Bancshares of Pennsylvania, Inc. Class A	4,880	11,419
	Rurban Financial Corp.	3,194	26,830

25

#	S&T Bancorp, Inc.	16,071	287,189
	S.Y. Bancorp, Inc.	9,145	230,637
	Safety Insurance Group, Inc.	16,093	531,874
	Salisbury Bancorp, Inc.	856	20,467
	Sanders Morris Harris Group, Inc.	16,057	72,578
	Sandy Spring Bancorp, Inc.	13,595	220,919
	SCBT Financial Corp.	7,772	179,300
*	Seabright Insurance Holdings	19,615	182,027
	Seacoast Banking Corp. of Florida	16,702	70,482
#	Security Bank Corp.	1,821	1,038
*	Security National Financial Corp. Class A	579	799
	Selective Insurance Group, Inc.	43,565	643,019
	Shore Bancshares, Inc.	4,135	80,178
	SI Financial Group, Inc.	2,598	10,392
	Siebert Financial Corp.	9,393	13,620
#	Sierra Bancorp	7,216	86,664
* #	Signature Bank	18,100	492,139
	Simmons First National Corp. Class A	10,698	277,399
	Smithtown Bancorp, Inc.	10,386	139,172
	Somerset Hills Bancorp	964	6,989
#	South Financial Group, Inc.	92,544	153,623
	South Street Financial Corp.	400	1,160
*	Southcoast Financial Corp.	3,941	21,873
	Southern Community Financial Corp.	7,693	27,772
*	Southern Connecticut Bancorp, Inc.	700	3,850
*	Southern First Bancshares, Inc.	1,884	10,833
	Southern Missouri Bancorp, Inc.	538	5,743
	Southside Bancshares, Inc.	10,455	222,711
	Southwest Bancorp, Inc.	14,208	97,325
	Southwest Georgia Financial Corp.	1,854	16,742
#	StanCorp Financial Group, Inc.	16,250	445,737
	State Auto Financial Corp.	38,579	626,137
	State Bancorp, Inc.	11,070	91,217
#	State Street Corp.	10,524	359,184
	StellarOne Corp.	19,142	246,358
#	Sterling Bancorp	20,266	231,843
#	Sterling Bancshares, Inc.	51,037	339,396
#	Sterling Financial Corp.	25,795	82,286
	Stewart Information Services Corp.	10,325	233,448
*	Stifel Financial Corp.	13,200	649,836
*	Stratus Properties, Inc.	6,016	54,324
	Student Loan Corp.	6,080	292,813
	Suffolk Bancorp	6,077	155,571
*	Sun American Bancorp	2,120	742
*	Sun Bancorp, Inc.	23,334	153,539
#	SunTrust Banks, Inc.	56,615	817,521
*	Superior Bancorp	3,990	16,878
#	Susquehanna Bancshares, Inc.	102,352	824,957
*	Susser Holdings Corp.	5,736	82,885
	Sussex Bancorp	1,090	4,404
* #	SVB Financial Group	16,641	345,467
	SWS Group, Inc.	23,077	295,155
#	Synovus Financial Corp.	350,450	1,131,953
	T. Rowe Price Group, Inc.	5,200	200,304
	Taylor Capital Group, Inc.	9,048	38,454

26

#	TCF Financial Corp.	14,754	205,228
*	TD Ameritrade Holding Corp.	13,986	222,517
	Team Financial, Inc.	200	20
	Teche Holding Co.	1,115	36,851
*	Tejon Ranch Co.	2,793	64,798
	Temecula Valley Bancorp, Inc.	3,347	1,807
*	Tennessee Commerce Bancorp, Inc.	2,100	17,377
# ●	Teton Advisors, Inc.	39	—
*	Texas Capital Bancshares, Inc.	24,800	347,200
	TF Financial Corp.	1,506	28,614
	TFS Financial Corp.	11,560	135,599
*	The Bancorp, Inc.	4,700	25,427
*	The Intergroup Corp.	235	2,254
* #	The NASDAQ OMX Group, Inc.	14,300	274,989
	The Phoenix Companies, Inc.	163,700	255,372
	The Savannah Bancorp, Inc.	1,871	15,688
* #	The St. Joe Co.	3,600	89,568
	The Travelers Companies, Inc.	73,100	3,007,334
	The Wilber Corp.	5,469	39,103
*	thinkorswim Group, Inc.	34,597	328,671
	Thomas Properties Group, Inc.	9,936	19,971
*	Thomas Weisel Partners Group, Inc.	27,594	124,725
#	TIB Financial Corp.	4,740	14,789
*	Tidelands Bancshares, Inc.	2,183	8,164
	TierOne Corp.	4,900	10,388
	Timberland Bancorp, Inc.	2,484	13,488
	Tompkins Financial Corp.	5,730	241,520
#	Torchmark Corp.	12,400	363,692
*	Tower Financial Corp.	1,049	5,507
	Tower Group, Inc.	10,900	296,371
	TowneBank	4,590	79,086
*	Tradestation Group, Inc.	38,394	311,375
	Transatlantic Holdings, Inc.	38,423	1,457,384
*	Tree.com, Inc.	4,174	26,797
#	TriCo Bancshares	12,552	200,832
	TrustCo Bank Corp.	29,300	175,800
#	Trustmark Corp.	46,300	1,006,562
#	U.S. Bancorp	47,563	866,598
#	UCBH Holdings, Inc.	74,072	94,812
#	UMB Financial Corp.	27,396	1,253,915
	Umpqua Holdings Corp.	75,644	725,426
	Union Bankshares Corp.	11,135	190,297
	Union Bankshares, Inc.	1,370	21,920
*	United America Indemnity, Ltd.	8,099	41,062
	United Bancshares, Inc. (909458101)	1,876	17,822
#	United Bancshares, Inc. (909907107)	25,428	659,602
*	United Capital Corp.	5,037	90,465
#	United Community Banks, Inc.	16,034	103,419
	United Community Financial Corp.	7,148	14,796
	United Financial Bancorp, Inc.	17,480	231,960
	United Fire & Casualty Co.	30,811	575,241
*	United PanAm Financial Corp.	6,500	11,895
#	United Security Bancshares, Inc. (911459105)	600	8,550
#	United Security Bancshares, Inc. (911460103)	8,605	62,300
	United Western Bancorp, Inc.	6,044	55,907

27

	Unitrin, Inc.	67,798	1,152,566
	Unity Bancorp, Inc.	3,433	12,530
*	Universal American Corp.	62,899	649,747
	Universal Insurance Holdings, Inc.	39,088	159,479
	Univest Corp. of Pennsylvania	12,316	257,035
	Unum Group	203,475	3,324,782
#	Valley National Bancorp	20,899	302,409
	ViewPoint Financial Group	11,741	182,690
#	Vineyard National Bancorp Co.	3,695	462
* #	Virginia Commerce Bancorp, Inc.	12,422	39,750
*	Virtus Investment Partners, Inc.	595	6,753
	VIST Financial Corp.	3,772	31,798
	W. R. Berkley Corp.	76,900	1,838,679
* #	Waccamaw Bankshares, Inc.	468	1,439
#	Waddell & Reed Financial, Inc.	2,700	60,507
	Wainwright Bank & Trust Co.	5,467	42,342
*	Walter Investment Management Corp.	4,383	35,064
	Washington Banking Co.	4,975	39,054
#	Washington Federal, Inc.	94,812	1,230,660
	Washington Trust Bancorp, Inc.	12,337	225,150
*	Waterstone Financial, Inc.	23,239	66,231
	Wayne Savings Bancshares, Inc.	1,484	7,910
#	Webster Financial Corp.	48,183	251,997
#	Wells Fargo & Co.	159,494	3,191,475
	Wesbanco, Inc.	22,115	439,867
	Wesco Financial Corp.	3,790	1,132,831
	West Bancorporation	16,775	147,620
#	West Coast Bancorp	9,800	27,636
#	Westamerica Bancorporation	12,600	675,738
* #	Western Alliance Bancorp	13,035	84,858
	Westwood Holdings Group, Inc.	1,038	40,970
	White Mountains Insurance Group, Ltd.	6,283	1,202,064
*	White River Capital, Inc.	1,800	12,816
	Whitney Holding Corp.	73,023	873,355
	Wilmington Trust Corp.	18,700	271,337
	Wilshire Bancorp, Inc.	16,788	67,824
	Wintrust Financial Corp.	23,599	401,183
* #	World Acceptance Corp.	10,847	321,939
	WSB Holdings, Inc.	4,002	10,085
	WSFS Financial Corp.	600	16,266
	WVS Financial Corp.	1,627	24,405
	Yadkin Valley Financial Corp.	10,500	86,100
	Zenith National Insurance Corp.	29,700	676,863
#	Zions Bancorporation	98,267	1,074,058
*	ZipRealty, Inc.	17,056	47,927
Total Financials			205,582,599

Health Care — (6.7%)
*	A.D.A.M., Inc.	4,487	14,583
* #	Abaxis, Inc.	6,160	93,139
*	ABIOMED, Inc.	9,600	64,032
* #	Abraxis Bioscience, Inc.	1,325	64,263
*	Accelr8 Technology Corp.	2,200	4,356
*	Accelrys, Inc.	32,151	144,680
*	Accentia Biopharmaceuticals, Inc.	5,742	1,436

28

* #	Accuray, Inc.	25,351	153,374
*	Achillion Pharmaceuticals, Inc.	4,602	7,823
* #	Acorda Therapeutics, Inc.	3,996	79,241
*	Adeona Pharmaceuticals, Inc.	2,300	736
*	Adolor Corp.	9,361	21,062
* #	Advanced Life Sciences Holdings, Inc.	5,900	2,832
	Aetna, Inc.	21,060	463,531
*	Affymax, Inc.	4,700	83,378
*	Affymetrix, Inc.	29,927	140,358
*	Air Methods Corp.	11,532	306,175
*	Akorn, Inc.	22,086	18,552
*	Albany Molecular Research, Inc.	16,664	162,641
*	Alexion Pharmaceuticals, Inc.	5,000	167,100
*	Alexza Pharmaceuticals, Inc.	13,934	23,130
* #	Align Technology, Inc.	14,830	184,040
*	Alkermes, Inc.	8,000	61,200
*	Alliance HealthCare Services, Inc.	10,700	84,209
*	Allied Healthcare Products, Inc.	2,858	16,233
*	Allion Healthcare, Inc.	26,130	145,544
*	Allos Therapeutics, Inc.	16,100	98,693
#	Allscripts-Misys Healthcare Solutions, Inc.	10,951	136,011
* #	Almost Family, Inc.	1,654	40,854
*	Alnylam Pharmaceuticals, Inc.	8,655	158,992
* #	AMAG Pharmaceuticals, Inc.	1,450	65,033
* #	Amedisys, Inc.	5,267	176,655
*	America Services Group, Inc.	6,697	95,298
*	American Dental Partners, Inc.	10,404	72,256
*	American Medical Systems Holdings, Inc.	19,076	235,970
*	American Shared Hospital Services	900	1,845
*	AMERIGROUP Corp.	42,400	1,266,488
	AmerisourceBergen Corp.	13,200	444,048
* #	Amgen, Inc.	22,150	1,073,611
*	AMICAS, Inc.	19,007	41,055
*	Amicus Therapeutics, Inc.	2,513	22,491
*	AMN Healthcare Services, Inc.	21,842	150,491
*	Amsurg Corp.	27,297	560,680
*	Amylin Pharmaceuticals, Inc.	1,100	12,034
*	Anadys Pharmaceuticals, Inc.	9,043	22,517
	Analogic Corp.	9,390	341,796
*	AngioDynamics, Inc.	25,906	328,229
*	Anika Therapeutics, Inc.	6,222	34,968
*	Arca Biopharma, Inc.	310	2,976
*	Arcadia Resources, Inc.	7,300	3,650
* #	Ardea Biosciences, Inc.	2,536	31,294
* #	Arena Pharmaceuticals, Inc.	62,500	175,625
*	Arqule, Inc.	28,700	127,715
* #	Array BioPharma, Inc.	13,395	39,247
*	Arrhythmia Research Technology, Inc.	600	1,512
* #	ArthroCare Corp.	7,259	58,435
*	Aspect Medical Systems, Inc.	15,416	78,005
*	Assisted Living Concepts, Inc.	8,453	167,623
*	Athenahealth, Inc.	1,600	50,880
*	AtriCure, Inc.	3,976	4,930
	Atrion Corp.	1,079	96,635
*	ATS Medical, Inc.	47,174	125,955

29

*	Auxilium Pharmaceuticals, Inc.	4,100	93,890
*	Avalon Pharmaceuticals, Inc.	6,200	3,596
#	Bard (C.R.), Inc.	3,500	250,705
	Beckman Coulter, Inc.	3,300	173,448
*	Bioanalytical Systems, Inc.	1,915	3,045
* #	BioCryst Pharmaceuticals, Inc.	23,976	94,945
*	Biodel, Inc.	8,232	39,514
* #	Biogen Idec, Inc.	8,070	390,104
*	Bio-Imaging Technologies, Inc.	14,837	59,348
*	BioMarin Pharmaceutical, Inc.	5,900	75,874
*	BioMimetic Therapeutics, Inc.	18,340	157,907
*	Bio-Rad Laboratories, Inc. Class A	4,900	341,481
*	Bio-Rad Laboratories, Inc. Class B	1,200	83,886
* #	Bio-Reference Laboratories, Inc.	4,275	109,739
*	BioScrip, Inc.	25,632	81,510
*	BioSphere Medical, Inc.	5,612	10,663
*	Boston Scientific Corp.	44,384	373,269
*	Bovie Medical Corp.	5,200	35,100
#	Brookdale Senior Living, Inc.	16,900	174,239
*	Bruker BioSciences Corp.	13,400	88,172
* #	BSD Medical Corp.	4,900	11,809
* #	Cadence Pharmaceuticals, Inc.	10,600	107,272
	Cambrex Corp.	26,899	62,675
*	Cantel Medical Corp.	16,500	233,145
*	Capital Senior Living Corp.	23,449	92,624
*	Caraco Pharmaceutical Laboratories, Ltd.	6,208	27,812
*	Cardiac Science Corp.	16,662	49,153
	Cardinal Health, Inc.	12,400	418,996
*	Cardiovascular Systems, Inc.	300	1,962
*	Catalyst Health Solutions, Inc.	5,450	122,898
*	Celera Corp.	49,019	396,564
* #	Celgene Corp.	586	25,034
*	Cell Therapeutics, Inc.	440	174
*	Celldex Therapeutics, Inc.	3,690	31,955
*	Celsion Corp.	1,400	4,354
*	Centene Corp.	28,800	529,056
*	Cephalon, Inc.	3,108	203,916
* #	Cepheid, Inc.	13,400	129,980
* #	Cerner Corp.	2,700	145,260
* #	Charles River Laboratories International, Inc.	7,700	212,905
#	Chemed Corp.	5,900	249,747
	Cigna Corp.	7,400	145,854
*	Clinical Data, Inc.	8,514	109,064
* #	CombiMatrix Corp.	5,505	40,131
*	CombinatoRx, Inc.	5,440	3,536
*	Community Health Systems, Inc.	104,600	2,389,064
#	Computer Programs & Systems, Inc.	3,167	110,813
* #	Conceptus, Inc.	6,200	83,948
*	CONMED Corp.	24,300	323,676
*	Continucare Corp.	33,703	66,732
#	Cooper Companies, Inc.	36,090	1,037,588
*	Cornerstone Therapeutics, Inc.	1,700	9,690
*	Corvel Corp.	6,291	141,548
* #	Covance, Inc.	2,300	90,344
*	Coventry Health Care, Inc.	9,900	157,509

30

*	CPEX Pharmaceuticals, Inc.	930	6,975
*	Cross Country Healthcare, Inc.	14,900	131,269
*	CryoLife, Inc.	9,400	51,042
* #	Cubist Pharmaceuticals, Inc.	6,400	106,240
*	Cutera, Inc.	12,442	78,136
* #	Cyberonics, Inc.	5,069	67,114
*	Cynosure, Inc. Class A	5,800	35,496
*	Cypress Bioscience, Inc.	36,400	262,080
*	Cytokinetics, Inc.	19,146	35,612
*	Cytomedix, Inc.	3,900	2,145
* #	Cytori Therapeutics, Inc.	2,800	5,012
* #	DaVita, Inc.	6,800	315,316
	Daxor Corp.	4,092	56,265
* #	Dendreon Corp.	18,191	385,649
#	DENTSPLY International, Inc.	5,200	148,824
*	DepoMed, Inc.	16,700	34,736
*	Dexcom, Inc.	17,500	78,400
*	Dialysis Corp. of America	6,626	34,787
*	Digirad Corp.	1,500	2,055
*	Dionex Corp.	1,398	88,074
*	Durect Corp.	23,066	56,281
*	DUSA Pharmaceuticals, Inc.	4,400	5,808
*	Dyax Corp.	30,347	59,480
*	Dynacq Healthcare, Inc.	1,933	6,766
* #	Eclipsys Corp.	7,800	102,960
*	Edwards Lifesciences Corp.	6,100	386,618
* #	Elite Pharmaceuticals, Inc.	2,000	120
*	Emergency Medical Services Corp. Class A	5,000	174,200
*	Emergent Biosolutions, Inc.	20,858	223,389
*	Emeritus Corp.	28,900	261,256
*	Encision, Inc.	800	1,400
*	Endo Pharmaceuticals Holdings, Inc.	3,100	51,274
* ●	Endo Pharmaceuticals Solutions	21,829	21,611
*	Endologix, Inc.	20,585	48,581
*	ENTREMED, Inc.	1,700	672
*	Enzo Biochem, Inc.	18,400	75,440
* #	Enzon Pharmaceuticals, Inc.	13,000	74,750
*	eResearch Technology, Inc.	13,063	66,229
*	ev3, Inc.	72,188	603,492
*	Exact Sciences Corp.	5,900	9,971
*	Exactech, Inc.	10,470	138,728
*	Exelixis, Inc.	27,916	137,626
*	Facet Biotech Corp.	884	8,265
*	Forest Laboratories, Inc.	7,900	171,351
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	20,127	7,044
*	Genomic Health, Inc.	7,100	159,750
*	Genoptix, Inc.	400	11,632
*	Gen-Probe, Inc.	2,500	120,400
*	Gentiva Health Services, Inc.	33,575	534,850
*	Genzyme Corp.	4,000	213,320
* #	Geron Corp.	39,340	202,208
* #	Greatbatch, Inc.	21,800	458,672
* #	GTx, Inc.	6,400	62,912
*	Haemonetics Corp.	5,800	299,454
* #	Halozyme Therapeutics, Inc.	14,525	91,798

31

*	Hanger Orthopedic Group, Inc.	16,748	232,965
*	Hansen Medical, Inc.	1,481	7,953
*	Harvard Bioscience, Inc.	35,325	102,443
*	Health Grades, Inc.	9,044	28,941
*	Health Net, Inc.	11,690	168,804
*	HEALTHSOUTH Corp.	21,117	197,866
*	HealthSpring, Inc.	51,000	470,730
*	HealthStream, Inc.	17,632	43,375
*	HealthTronics, Inc.	26,921	39,305
*	Healthways, Inc.	13,700	142,891
* #	Henry Schein, Inc.	8,644	354,750
#	Hill-Rom Holdings, Inc.	47,800	620,444
*	Hi-Tech Pharmacal Co., Inc.	10,871	82,076
*	HLTH Corp.	228	2,508
*	HMS Holdings Corp.	9,600	287,808
*	Hollis-Eden Pharmaceuticals, Inc.	3,586	1,470
*	Hologic, Inc.	63,928	949,970
*	Home Diagnostics, Inc.	16,725	99,347
	Hooper Holmes, Inc.	8,823	3,441
* #	Hospira, Inc.	11,600	381,292
* #	Humana, Inc.	18,823	541,726
*	iBioPharma, Inc.	900	432
*	ICU Medical, Inc.	10,600	398,560
*	Idenix Pharmaceuticals, Inc.	14,903	55,141
*	Idera Pharmaceuticals, Inc.	5,200	31,252
* #	IDEXX Laboratories, Inc.	1,200	47,160
*	IDM Pharma, Inc.	12,596	21,035
*	I-Flow Corp.	14,048	70,240
*	Illumina, Inc.	9,020	336,897
*	Immtech International, Inc.	1,819	528
*	Immucor, Inc.	5,050	82,265
*	ImmunoGen, Inc.	15,005	104,285
*	Implant Sciences Corp.	2,491	249
* #	Incyte Corp.	15,200	35,872
*	Infinity Pharmaceuticals, Inc.	10,460	64,747
* #	Inspire Pharmaceuticals, Inc.	16,400	73,636
*	Integra LifeSciences Holdings Corp.	4,500	116,190
*	IntegraMed America, Inc.	6,889	47,741
*	Interleukin Genetics, Inc.	2,200	836
* #	InterMune, Inc.	8,892	120,398
* #	Intuitive Surgical, Inc.	1,500	215,595
#	Invacare Corp.	30,200	464,778
*	InVentiv Health, Inc.	14,573	161,615
* #	Inverness Medical Innovations, Inc.	18,901	610,313
*	IPC The Hospitalist Co.	1,100	20,163
*	Iridex Corp.	1,600	2,272
*	IRIS International, Inc.	9,600	107,232
* #	Isis Pharmaceuticals, Inc.	10,070	157,898
* #	Isolagen, Inc.	5,096	662
*	IsoRay, Inc.	8,600	3,010
*	ISTA Pharmaceuticals, Inc.	8,089	16,502
* #	Kendle International, Inc.	5,000	44,500
*	Kensey Nash Corp.	9,515	199,244
*	Keryx Biopharmaceuticals, Inc.	7,718	1,852
	Kewaunee Scientific Corp.	1,631	15,299

32

*	Kindred Healthcare, Inc.	15,800	205,716
* #	Kinetic Concepts, Inc.	3,304	81,807
*	King Pharmaceuticals, Inc.	239,100	1,884,108
* #	K-V Pharmaceutical Co. Class A	7,861	11,005
*	K-V Pharmaceutical Co. Class B	2,700	5,994
* #	Laboratory Corp. of America Holdings	2,800	179,620
	Landauer, Inc.	2,300	121,854
*	Langer, Inc.	4,397	2,374
*	Lannet Co., Inc.	19,065	104,381
	LCA-Vision, Inc.	5,600	32,200
*	LeMaitre Vascular, Inc.	1,100	2,805
*	Lexicon Pharmaceuticals, Inc.	99,360	109,296
*	LHC Group, Inc.	7,000	159,740
*	Life Technologies Corp.	27,068	1,009,636
* #	LifePoint Hospitals, Inc.	50,981	1,317,859
*	Ligand Pharmaceuticals, Inc. Class B	32,274	96,499
* #	Lincare Holdings, Inc.	9,100	219,583
*	Luminex Corp.	9,500	155,895
*	Magellan Health Services, Inc.	15,139	447,509
*	Magyar Bancorp, Inc.	1,267	6,272
* #	MAKO Surgical Corp.	696	4,663
* #	Mannkind Corp.	28,630	117,097
#	Martek Biosciences Corp.	27,426	499,702
*	Matrixx Initiatives, Inc.	7,197	123,213
*	Maxygen, Inc.	41,232	241,207
	McKesson Corp.	6,400	236,800
* #	Medarex, Inc.	46,800	277,056
*	MedAssets, Inc.	8,520	146,885
*	MedCath Corp.	16,276	164,713
*	Medco Health Solutions, Inc.	12,000	522,600
*	Medical Action Industries, Inc.	17,432	169,090
*	Medical Staffing Network Holdings, Inc.	12,268	1,963
*	MediciNova, Inc.	492	1,240
#	Medicis Pharmaceutical Corp. Class A	54,702	879,061
*	Medivation, Inc.	6,300	121,779
*	Mednax, Inc.	5,100	183,090
*	MEDTOX Scientific, Inc.	5,829	47,273
	Merge Healthcare, Inc.	14,408	26,799
	Meridian Bioscience, Inc.	7,749	134,678
*	Merit Medical Systems, Inc.	16,585	257,233
*	Metabasis Therapeutics, Inc.	5,548	1,997
*	Metabolix, Inc.	9,774	77,215
*	Metropolitan Health Networks, Inc.	19,037	32,173
* #	Micromet, Inc.	14,266	48,790
*	Micrus Endovascular Corp.	4,500	31,140
*	MiddleBrook Pharmaceuticals, Inc.	6,433	9,071
* #	Millipore Corp.	1,600	94,560
* #	MMR Information Systems, Inc.	12,411	2,482
* #	Molecular Insight Pharmaceuticals, Inc.	10,866	40,422
* #	Molina Healthcare, Inc.	25,800	558,570
*	Momenta Pharmaceuticals, Inc.	10,100	113,120
* #	Monogram Biosciences, Inc.	183	489
*	MTS Medication Technologies, Inc.	700	2,751
*	MWI Veterinary Supply, Inc.	7,334	227,941
*	Mylan, Inc.	9,400	124,550

33

*	Myriad Genetics, Inc.	7,600	294,804
*	Nabi Biopharmaceuticals	56,861	195,602
*	National Dentex Corp.	2,560	12,646
	National Healthcare Corp.	7,380	292,986
	National Research Corp.	1,200	30,252
*	Natus Medical, Inc.	10,400	91,312
*	Nektar Therapeutics	17,347	97,143
* #	Neogen Corp.	6,343	143,796
*	Neurocrine Biosciences, Inc.	15,279	50,421
*	NeurogesX, Inc.	2,771	7,620
*	Nighthawk Radiology Holdings, Inc.	23,244	82,981
* #	Northfield Laboratories, Inc.	6,600	3,300
*	Northstar Neuroscience, Inc.	22,500	43,200
* #	NovaMed, Inc.	22,344	70,384
* #	Novavax, Inc.	23,052	56,247
*	Noven Pharmaceuticals, Inc.	23,234	239,775
*	NPS Pharmaceuticals, Inc.	15,771	54,568
*	Nutraceutical International Corp.	11,692	96,108
* #	NuVasive, Inc.	3,690	139,851
*	NxStage Medical, Inc.	10,829	24,257
*	Obagi Medical Products, Inc.	12,043	72,378
*	Odyssey Healthcare, Inc.	36,207	375,105
	Omnicare, Inc.	77,500	1,992,525
*	Omnicell, Inc.	31,788	279,734
*	OncoGenex Pharmaceutical, Inc.	350	2,328
* #	Onyx Pharmaceuticals, Inc.	4,600	119,140
*	Optimer Pharmaceuticals, Inc.	8,369	116,915
*	OraSure Technologies, Inc.	51,704	187,168
*	Orexigen Therapeutics, Inc.	4,005	11,374
*	Orthologic Corp.	2,900	1,974
*	Oscient Pharmaceuticals Corp.	1,500	363
* #	OSI Pharmaceuticals, Inc.	3,800	127,566
* #	Osiris Therapeutics, Inc.	6,952	88,082
*	Osteotech, Inc.	17,855	68,206
#	Owens & Minor, Inc.	6,700	232,356
*	OXiGENE, Inc.	5,200	4,940
*	Pain Therapeutics, Inc.	22,873	108,418
*	Palatin Technologies, Inc.	4,537	635
*	Palomar Medical Technologies, Inc.	19,421	167,215
*	Par Pharmaceutical Cos., Inc.	35,904	385,250
*	Parexel International Corp.	12,400	122,884
* #	Patterson Companies, Inc.	6,832	139,783
*	PDI, Inc.	5,689	18,262
#	PDL BioPharma, Inc.	12,623	90,254
	PerkinElmer, Inc.	52,240	761,137
#	Perrigo Co.	9,800	254,016
#	Pfizer, Inc.	326,770	4,365,647
	Pharmaceutical Products Development Service, Inc.	5,400	105,894
* #	PharMerica Corp.	16,352	298,424
* #	Phase Forward, Inc.	2,700	38,502
*	PHC, Inc.	6,105	5,372
*	Poniard Pharmaceuticals, Inc.	3,954	12,613
* #	Pozen, Inc.	6,700	51,322
*	Progenics Pharmaceuticals, Inc.	18,600	101,928
*	Prospect Medical Holdings, Inc.	6,900	11,799

34

*	Providence Service Corp.	200	1,964
*	ProxyMed, Inc.	3,624	25
*	PSS World Medical, Inc.	16,100	233,772
	Psychemedics Corp.	580	3,480
*	Psychiatric Solutions, Inc.	27,848	539,973
*	QuadraMed Corp.	2,332	16,021
	Quest Diagnostics, Inc.	12,600	646,758
*	Questcor Pharmaceuticals, Inc.	4,200	18,900
* #	Quidel Corp.	10,500	122,220
* #	Quigley Corp.	6,052	39,489
*	Regeneration Technologies, Inc.	42,884	151,809
* #	Regeneron Pharmaceuticals, Inc.	4,900	64,974
*	RegeneRx Biopharmaceuticals, Inc.	4,082	3,306
*	RehabCare Group, Inc.	18,896	315,563
*	Repligen Corp.	29,849	126,858
* #	Repros Therapeutics, Inc.	4,271	29,427
*	Res-Care, Inc.	27,419	439,252
*	ResMed, Inc.	4,800	184,560
*	Rigel Pharmaceuticals, Inc.	12,504	83,027
*	Rochester Medical Corp.	8,729	92,178
* #	Rockwell Medical Technologies, Inc.	5,990	29,770
* #	Salix Pharmaceuticals, Ltd.	29,902	328,922
* #	Sangamo BioSciences, Inc.	13,795	58,629
*	Santarus, Inc.	10,900	19,184
* #	Savient Pharmaceuticals, Inc.	11,465	60,535
*	SCOLR Pharma, Inc.	1,570	722
*	Seattle Genetics, Inc.	15,470	142,788
*	Senomyx, Inc.	20,144	46,936
*	SenoRx, Inc.	4,069	14,852
* #	Sequenom, Inc.	11,208	40,573
* #	Sirona Dental Systems, Inc.	45,697	747,603
*	Skilled Healthcare Group, Inc.	12,200	106,506
*	Somanetics Corp.	11,250	182,363
*	SonoSite, Inc.	16,678	300,871
	Span-American Medical System, Inc.	3,229	35,842
*	Spectranetics Corp.	25,401	99,064
*	Spectrum Pharmaceuticals, Inc.	8,400	20,496
*	SRI/Surgical Express, Inc.	388	582
*	St. Jude Medical, Inc.	11,500	385,480
* #	STAAR Surgical Co.	13,837	11,969
* #	StemCells, Inc.	23,440	39,848
* #	Stereotaxis, Inc.	10,531	35,174
	Steris Corp.	15,900	383,190
*	Strategic Diagnostics, Inc.	10,362	10,984
*	Sun Healthcare Group, Inc.	31,295	265,069
*	SunLink Health Systems, Inc.	897	1,444
*	SuperGen, Inc.	13,763	27,664
* #	SurModics, Inc.	4,005	86,909
*	Symmetry Medical, Inc.	32,000	232,320
*	Synovis Life Technologies, Inc.	7,060	107,171
* #	Synta Pharmaceuticals Corp.	3,216	10,452
*	Targacept, Inc.	16,596	59,580
#	Techne Corp.	1,595	91,266
*	The Medicines Co.	8,718	87,006
*	Theragenics Corp.	14,207	17,617

35

*	Theravance, Inc.	11,341	162,517
*	Thermo Fisher Scientific, Inc.	29,850	1,047,138
* #	Thoratec Corp.	32,500	944,450
*	Tomotherapy, Inc.	3,800	9,804
*	Torreypines Therapeutics, Inc.	6,437	1,159
*	TranS1, Inc.	7,936	57,774
*	Transcept Pharmaceuticals, Inc.	495	1,436
* #	Triple-S Management Corp.	13,388	171,634
* ●	Tripos Escrow Shares	67	6
*	U.S. Physical Therapy, Inc.	10,926	127,616
* #	United Therapeutics Corp.	2,500	157,025
	UnitedHealth Group, Inc.	18,500	435,120
#	Universal Health Services, Inc.	7,600	383,040
*	Urologix, Inc.	3,584	3,046
	Utah Medical Products, Inc.	2,703	59,250
#	Valeant Pharmaceuticals International	22,100	370,396
* #	Vanda Pharmaceuticals, Inc.	1,000	1,010
*	Varian, Inc.	16,800	554,736
*	Vascular Solutions, Inc.	5,347	36,092
* #	VCA Antech, Inc.	3,591	89,847
* #	Vertex Pharmaceuticals, Inc.	1,600	49,312
* #	Vical, Inc.	9,613	24,513
*	ViroPharma, Inc.	37,423	210,691
* #	Virtual Radiologic Corp.	4,400	40,304
*	Vital Images, Inc.	17,739	179,696
*	Vivus, Inc.	19,500	78,195
*	VNUS Medical Technologies, Inc.	10,600	234,790
* #	Volcano Corp.	3,216	42,419
*	Watson Pharmaceuticals, Inc.	53,400	1,652,196
* #	WebMD Health Corp. Class A	990	25,552
*	WellPoint, Inc.	62,400	2,668,224
#	West Pharmaceutical Services, Inc.	6,905	225,448
* #	Wright Medical Group, Inc.	16,727	229,996
*	XenoPort, Inc.	3,100	42,377
	Young Innovations, Inc.	5,547	85,979
*	Zila, Inc.	441	142
*	Zimmer Holdings, Inc.	5,000	219,950
*	Zoll Medical Corp.	13,400	215,472
*	Zymogenetics, Inc.	20,900	73,150
Total Health Care			76,958,174

Industrials — (9.8%)
*	3D Systems Corp.	14,689	102,970
*	A. T. Cross Co. Class A	5,900	17,110
#	A.O. Smith Corp.	18,715	581,849
	AAON, Inc.	7,250	141,230
*	AAR Corp.	37,413	563,814
	ABM Industries, Inc.	24,181	423,651
*	ACCO Brands Corp.	35,600	74,404
*	Accuride Corp.	23,014	8,515
	Aceto Corp.	27,610	197,412
*	Active Power, Inc.	4,800	2,742
#	Actuant Corp.	16,600	203,516
#	Acuity Brands, Inc.	4,900	140,826
	Administaff, Inc.	4,100	109,306

36

* #	Aecom Technology Corp.	6,900	177,537
*	Aerosonic Corp.	970	2,134
* #	AeroVironment, Inc.	7,261	171,795
* #	AGCO Corp.	5,700	138,510
* #	AirTran Holdings, Inc.	56,400	391,980
	Alamo Group, Inc.	6,960	78,370
*	Alaska Air Group, Inc.	37,490	629,082
	Albany International Corp. Class A	14,000	129,920
	Alexander & Baldwin, Inc.	46,560	1,240,358
* #	Alliant Techsystems, Inc.	2,000	159,300
*	Allied Defense Group, Inc.	6,064	24,438
*	Altra Holdings, Inc.	19,103	104,493
*	Amerco, Inc.	19,792	642,250
#	American Ecology Corp.	7,559	124,875
	American Railcar Industries, Inc.	13,062	119,125
*	American Reprographics Co.	7,238	46,685
	American Science & Engineering, Inc.	5,381	324,259
* #	American Superconductor Corp.	8,300	213,310
#	American Woodmark Corp.	13,119	271,563
#	Ameron International Corp.	7,900	467,443
#	Ametek, Inc.	4,320	139,147
	Ampco-Pittsburgh Corp.	6,770	164,917
* #	AMR Corp.	15,400	73,304
*	AMREP Corp.	5,440	101,130
*	APAC Customer Services, Inc.	7,537	34,746
	Apogee Enterprises, Inc.	28,000	375,200
	Applied Industrial Technologies, Inc.	16,374	368,415
	Applied Signal Technologies, Inc.	10,259	202,718
*	Argan, Inc.	5,049	67,202
*	Argon ST, Inc.	15,929	324,792
	Arkansas Best Corp.	21,207	489,458
*	Armstrong World Industries, Inc.	25,200	458,136
* #	Astec Industries, Inc.	19,700	607,154
*	Astronics Corp.	3,700	40,959
*	Astronics Corp. Class B	325	3,510
*	Atlas Air Worldwide Holding, Inc.	14,255	378,470
*	Avalon Holding Corp. Class A	700	1,232
	Avery Dennison Corp.	6,800	195,432
*	Avis Budget Group, Inc.	15,433	32,255
*	Axsys Technologies, Inc.	4,300	180,213
* #	AZZ, Inc.	8,700	269,091
	B.F. Goodrich Co.	8,008	354,594
	Badger Meter, Inc.	2,800	109,088
*	Baker (Michael) Corp.	5,800	194,880
	Baldor Electric Co.	29,610	686,952
*	Baldwin Technology Co., Inc. Class A	9,038	10,574
	Barnes Group, Inc.	24,595	348,265
	Barrett Business Services, Inc.	10,251	102,510
* #	BE Aerospace, Inc.	5,608	60,510
* #	Beacon Roofing Supply, Inc.	33,022	525,050
	Belden, Inc.	20,280	326,914
*	Blount International, Inc.	11,297	72,301
*	BlueLinx Holdings, Inc.	24,506	76,704
	Bowne & Co., Inc.	19,228	98,255
#	Brady Co. Class A	16,800	353,976

37

*	Breeze-Eastern Corp.	3,790	31,305
#	Briggs & Stratton Corp.	49,341	734,194
*	BTU International, Inc.	4,526	16,927
#	Bucyrus International, Inc.	1,500	32,565
* #	Builders FirstSource, Inc.	12,452	41,216
	Burlington Northern Santa Fe Corp.	14,500	978,460
	C&D Technologies, Inc.	18,521	40,561
* #	Cano Petroleum, Inc.	2,900	1,856
	Carlisle Companies, Inc.	15,471	351,965
	Cascade Corp.	10,610	256,444
*	Casella Waste Systems, Inc. Class A	16,398	33,780
* #	CBIZ, Inc.	46,200	363,132
	CDI Corp.	18,296	218,637
*	CECO Environmental Corp.	7,984	28,343
*	Celadon Group, Inc.	18,712	127,990
* #	Cenveo, Inc.	4,000	18,880
*	Ceradyne, Inc.	23,193	399,847
	Champion Industries, Inc.	6,476	9,779
*	Channell Commercial Corp.	4,334	477
*	Chart Industries, Inc.	9,500	131,385
	Chase Corp.	5,703	54,464
	Chicago Rivet & Machine Co.	257	3,168
#	Cintas Corp.	11,185	287,007
	CIRCOR International, Inc.	15,100	388,523
#	CLAROC, Inc.	4,900	152,292
* #	Clean Harbors, Inc.	1,777	89,028
*	Coleman Cable, Inc.	2,791	6,950
*	Columbus McKinnon Corp.	12,400	160,704
	Comfort Systems USA, Inc.	22,480	242,559
*	Competitive Technologies, Inc.	3,200	4,960
	CompX International, Inc.	2,300	13,754
*	COMSYS IT Partners, Inc.	12,212	64,479
*	Consolidated Graphics, Inc.	7,000	135,940
* #	Continental Airlines, Inc.	88,400	929,968
#	Con-way, Inc.	16,700	413,826
#	Cooper Industries, Ltd.	5,500	180,345
* #	Copart, Inc.	8,140	255,515
*	Cornell Companies, Inc.	13,530	245,975
	Corporate Executive Board Co.	6,386	110,350
* #	Corrections Corp. of America	19,100	269,883
* #	CoStar Group, Inc.	4,240	157,092
* #	Covanta Holding Corp.	13,700	193,307
*	Covenant Transport Group Class A	800	1,648
*	CPI Aerostructures, Inc.	4,487	33,204
*	CRA International, Inc.	11,485	268,060
	Crane Co.	6,700	154,703
*	Crocs, Inc.	200	450
	CSX Corp.	34,180	1,011,386
	Cubic Corp.	17,050	489,506
#	Cummins, Inc.	5,600	190,400
#	Curtiss-Wright Corp.	10,800	345,276
#	Danaher Corp.	9,300	543,492
	Deere & Co.	5,200	214,552
*	Delta Air Lines, Inc.	197,928	1,221,216
	Deluxe Corp.	9,595	139,128

38

	Diamond Management & Technology Consultants, Inc.	18,145	50,806
*	Dollar Thrifty Automotive Group, Inc.	8,700	32,712
#	Donaldson Co., Inc.	1,400	46,186
*	Double Eagle Petroleum Co.	6,820	31,099
	Dover Corp.	11,100	341,658
	Ducommun, Inc.	11,679	202,280
*	Duff & Phelps Corp.	1,100	20,746
*	DXP Enterprises, Inc.	6,498	86,293
*	Dynamex, Inc.	8,677	127,639
	Dynamic Materials Corp.	8,325	133,533
*	DynCorp International, Inc. Class A	21,477	327,524
#	Eagle Bulk Shipping, Inc.	16,960	110,579
	Eastern Co.	4,410	50,406
	Eaton Corp.	11,800	516,840
	Ecology & Environment, Inc. Class A	1,941	26,126
	Electro Rent Corp.	25,012	239,365
*	EMCOR Group, Inc.	30,690	638,045
#	Emerson Electric Co.	1,000	34,040
#	Encore Wire Corp.	20,806	454,403
* #	Ener1, Inc.	26,288	154,836
* #	Energy Conversion Devices, Inc.	23,200	426,416
*	EnergySolutions, Inc.	4,800	46,560
* #	EnerNOC, Inc.	909	15,880
*	EnerSys	36,310	619,086
*	ENGlobal Corp.	5,800	33,466
	Ennis, Inc.	35,570	320,130
*	EnPro Industries, Inc.	21,672	345,885
*	Environmental Tectonics Corp.	400	360
	Equifax, Inc.	5,081	148,162
* #	ESCO Technologies, Inc.	9,400	390,852
	Espey Manufacturing & Electronics Corp.	3,027	46,192
*	Esterline Technologies Corp.	37,098	977,532
* #	Evergreen Solar, Inc.	62,567	152,038
*	Exide Technologies	26,710	145,035
*	Exponent, Inc.	6,760	188,604
#	EXX, Inc. Class A	4,600	1,150
#	Federal Signal Corp.	42,606	331,049
	FedEx Corp.	12,300	688,308
*	First Advantage Corp.	7,700	110,418
*	Flanders Corp.	26,480	140,609
	Flowserve Corp.	2,900	196,910
#	Fluor Corp.	3,600	136,332
* #	Fortune Industries, Inc.	800	568
	Forward Air Corp.	3,200	53,344
	Franklin Electric Co., Inc.	10,400	246,376
	Freightcar America, Inc.	11,627	223,587
*	Frontier Airlines Holdings, Inc.	3,300	924
	Frozen Food Express Industries, Inc.	2,400	10,392
* #	FTI Consulting, Inc.	10,800	592,704
*	Fuel Tech, Inc.	5,171	67,792
* #	FuelCell Energy, Inc.	23,000	73,140
*	Furmanite Corp.	13,384	53,001
	G & K Services, Inc. Class A	9,253	231,047
*	Gardner Denver Machinery, Inc.	33,400	889,108
#	GATX Corp.	50,400	1,517,544

39

*	Gencor Industries, Inc.	1,570	13,094
	GenCorp, Inc.	16,213	38,911
* #	General Cable Corp.	2,017	54,741
	General Dynamics Corp.	10,800	558,036
	General Electric Co.	267,064	3,378,360
*	Genesee & Wyoming, Inc.	15,250	457,500
* #	GeoEye, Inc.	11,000	273,790
*	Global Cash Access, Inc.	24,622	149,456
*	GP Strategies Corp.	12,573	50,292
#	Graco, Inc.	2,100	49,539
* #	Graftech International, Ltd.	9,800	86,142
	Graham Corp.	2,750	34,375
	Granite Construction, Inc.	10,554	416,355
	Great Lakes Dredge & Dock Corp.	13,060	51,718
	Greenbrier Companies, Inc.	16,400	139,564
*	Griffon Corp.	58,333	505,747
	Hardinge, Inc.	9,341	44,837
#	Harsco Corp.	7,012	193,181
*	Hawaiian Holdings, Inc.	51,268	255,827
#	Healthcare Services Group, Inc.	7,305	130,613
#	Heartland Express, Inc.	20,900	312,455
#	HEICO Corp.	5,895	169,245
	HEICO Corp. Class A	11,556	288,322
#	Heidrick & Struggles International, Inc.	15,341	259,263
*	Henry Bros. Electronics, Inc.	2,900	19,923
* #	Herley Industries, Inc.	2,600	26,884
	Herman Miller, Inc.	7,800	115,986
* #	Hertz Global Holdings, Inc.	23,751	161,507
* #	Hexcel Corp.	8,600	82,474
*	Hill International, Inc.	8,214	33,185
	Hi-Shear Technology Corp.	1,200	8,160
#	HNI Corp.	20,762	321,811
*	Hoku Scientific, Inc.	16,127	44,027
	Honeywell International, Inc.	5,800	181,018
	Horizon Lines, Inc. Class A	4,200	22,344
#	Houston Wire & Cable Co.	8,276	79,781
*	HQ Sustainable Maritime Industries, Inc.	10,992	102,555
* #	Hub Group, Inc. Class A	5,200	119,600
	Hubbell, Inc. Class A	1,400	44,100
	Hubbell, Inc. Class B	7,980	264,936
*	Hudson Highland Group, Inc.	18,418	30,206
* #	Hurco Companies, Inc.	4,400	67,452
* #	Huron Consulting Group, Inc.	1,400	67,130
*	Huttig Building Products, Inc.	9,970	6,481
*	ICF International, Inc.	5,354	147,289
*	ICT Group, Inc.	10,237	72,478
#	IDEX Corp.	19,750	498,688
* #	IHS, Inc.	2,800	115,808
*	II-VI, Inc.	6,500	155,805
#	Illinois Tool Works, Inc.	5,200	170,560
#	Ingersoll-Rand Co., Ltd. Class A	197	4,289
*	InnerWorkings, Inc.	10,568	53,368
*	Innotrac Corp.	2,916	2,624
	Innovative Solutions & Support, Inc.	16,159	77,563
* #	Insituform Technologies, Inc. Class A	21,495	329,518

40

	Insteel Industries, Inc.	16,365	121,919
* #	Integrated Electrical Services, Inc.	12,442	119,568
* #	InterDigital, Inc.	3,768	99,174
*	Interline Brands, Inc.	31,703	410,871
	International Shipholding Corp.	1,100	23,100
*	Intersections, Inc.	12,482	41,066
#	ITT Industries, Inc.	5,450	223,505
#	J.B. Hunt Transport Services, Inc.	6,000	168,720
* #	Jacobs Engineering Group, Inc.	8,232	313,145
* #	JetBlue Airways Corp.	219,588	1,082,569
#	John Bean Technologies Corp.	745	8,210
*	Kadant, Inc.	1,300	16,042
	Kaman Corp. Class A	15,146	256,119
* #	Kansas City Southern	23,860	363,865
#	Kaydon Corp.	7,830	250,247
	Kelly Services, Inc. Class A	44,500	505,520
	Kelly Services, Inc. Class B	700	8,719
*	Kenexa Corp.	14,800	97,088
	Kennametal, Inc.	67,851	1,387,553
*	Key Technology, Inc.	3,699	38,987
*	Kforce, Inc.	41,201	449,503
*	Kirby Corp.	16,581	511,690
#	Knight Transportation, Inc.	16,890	298,615
#	Knoll, Inc.	5,049	35,747
*	Korn/Ferry International	38,226	404,813
*	K-Tron International, Inc.	1,207	97,067
* #	L.B. Foster Co. Class A	6,921	226,663
	L.S. Starrett Co. Class A	3,200	32,768
	L-3 Communications Holdings, Inc.	5,400	411,210
*	LaBarge, Inc.	14,800	122,100
*	Ladish Co., Inc.	10,997	83,247
#	Landstar System, Inc.	1,000	35,610
	Lawson Products, Inc.	7,488	85,962
*	Layne Christensen Co.	11,400	246,924
*	Learning Tree International, Inc.	10,875	89,393
*	LECG Corp.	21,763	63,330
	Lennox International, Inc.	5,500	175,395
*	LGL Group, Inc.	1,300	4,979
#	Lincoln Electric Holdings, Inc.	3,300	146,949
#	Lindsay Corp.	3,000	116,730
*	LMI Aerospace, Inc.	7,400	48,766
	LSI Industries, Inc.	32,842	184,244
*	Lydall, Inc.	86	369
*	M&F Worldwide Corp.	15,339	244,657
*	Mac-Gray Corp.	8,898	61,396
*	Magnetek, Inc.	24,200	42,350
* ●	MAIR Holdings, Inc. Escrow Shares	3,915	—
*	Manitex International, Inc.	3,300	2,706
#	Manpower, Inc.	9,400	405,046
*	Marten Transport, Ltd.	19,282	399,909
	Masco Corp.	133,444	1,182,314
	McGrath Rentcorp	19,073	403,203
* #	Media Sciences International, Inc.	505	197
*	Medialink Worldwide, Inc.	2,300	258
*	Merrimac Industries, Inc.	1,355	5,176

41

* #	Metalline Mining Co.	4,300	1,118
	Met-Pro Corp.	14,009	142,752
*	MFRI, Inc.	3,651	18,584
* #	Microvision, Inc.	7,900	14,694
*	Middleby Corp.	1,199	52,480
*	Milacron, Inc.	1,000	20
*	Miller Industries, Inc.	9,710	77,680
#	Mine Safety Appliances Co.	16,935	417,448
* #	Mobile Mini, Inc.	35,380	484,706
*	Modtech Holdings, Inc.	1,137	3
* #	Monster Worldwide, Inc.	35,270	486,726
*	Moog, Inc. Class A	15,600	417,768
*	Moog, Inc. Class B	1,600	43,600
#	MSC Industrial Direct Co., Inc. Class A	2,000	81,700
	Mueller Industries, Inc.	35,636	782,923
	Mueller Water Products, Inc.	109,505	458,826
	Multi-Color Corp.	9,756	115,804
	NACCO Industries, Inc. Class A	5,419	207,277
*	Nashua Corp.	2,529	3,920
	National Technical Systems, Inc.	10,048	31,651
* #	Navigant Consulting, Inc.	28,800	423,648
* #	NCI Building Systems, Inc.	12,231	48,312
	Nordson Corp.	11,629	421,900
#	Norfolk Southern Corp.	31,583	1,126,881
*	North America Galvanizing & Coatings, Inc.	18,733	87,108
	Northrop Grumman Corp.	26,510	1,281,759
*	Ocean Power Technologies, Inc.	400	2,624
* #	Old Dominion Freight Line, Inc.	15,108	425,290
	Omega Flex, Inc.	4,638	71,703
*	On Assignment, Inc.	32,356	113,893
*	Orbital Sciences Corp.	29,600	457,616
*	Orion Marine Group, Inc.	9,455	141,636
	Oshkosh Truck Corp. Class B	16,641	159,754
*	Owens Corning, Inc.	107,808	1,929,763
*	P.A.M. Transportation Services, Inc.	7,565	40,246
#	Paccar, Inc.	1,786	63,296
	Pacer International, Inc.	8,570	36,337
	Pall Corp.	4,100	108,281
*	Paragon Technologies, Inc.	1,500	3,015
	Parker Hannifin Corp.	6,550	297,043
*	Park-Ohio Holdings Corp.	12,584	58,516
*	Patrick Industries, Inc.	1,100	616
*	Patriot Transportation Holding, Inc.	2,033	140,358
	Pentair, Inc.	13,100	348,984
*	Perini Corp.	10,400	179,920
*	PGT, Inc.	4,214	9,060
*	Pike Electric Corp.	34,290	355,930
*	Pinnacle Airlines Corp.	22,177	46,128
	Pitney Bowes, Inc.	4,400	107,976
*	Plug Power, Inc.	58,236	57,654
*	PMFG, Inc.	3,128	18,831
	Portec Rail Products, Inc.	8,400	67,200
*	Powell Industries, Inc.	6,648	239,262
*	Power-One, Inc.	29,730	35,973
	Precision Castparts Corp.	2,900	217,094

42

	Preformed Line Products Co.	3,430	127,253
*	PRG-Schultz International, Inc.	5,000	14,800
* #	Protection One, Inc.	7,063	21,683
	Providence & Worcester Railroad Co.	1,377	15,836
*	Quality Distribution, Inc.	14,953	29,756
	Quanex Building Products Corp.	12,100	124,025
* #	Quanta Services, Inc.	14,754	335,358
#	Quixote Corp.	6,057	17,262
	R. R. Donnelley & Sons Co.	86,600	1,008,890
#	Raven Industries, Inc.	6,900	164,910
#	Raytheon Co.	10,500	474,915
*	RBC Bearings, Inc.	11,025	203,963
*	RCM Technologies, Inc.	2,600	3,458
#	Regal-Beloit Corp.	19,100	776,033
*	Republic Airways Holdings, Inc.	16,339	116,987
	Republic Services, Inc.	32,775	688,275
* #	Resources Connection, Inc.	9,734	190,300
#	Robbins & Myers, Inc.	22,619	428,630
#	Robert Half International, Inc.	4,300	103,286
#	Rockwell Automation, Inc.	4,000	126,360
	Rollins, Inc.	7,650	137,700
#	Roper Industries, Inc.	6,700	305,453
* #	RSC Holdings, Inc.	4,600	32,890
*	Rush Enterprises, Inc. Class A	23,670	311,497
*	Rush Enterprises, Inc. Class B	4,506	50,107
	Ryder System, Inc.	66,622	1,844,763
*	Saia, Inc.	1,400	18,284
#	Schawk, Inc.	21,182	152,299
* #	School Specialty, Inc.	19,188	360,159
	Servotronics, Inc.	1,499	15,605
*	Shaw Group, Inc.	4,400	147,532
*	SIFCO Industries, Inc.	2,500	19,875
#	Simpson Manufacturing Co., Inc.	27,630	615,044
	SkyWest, Inc.	76,589	922,132
*	SL Industries, Inc.	9,000	67,950
*	SmartPros, Ltd.	1,700	5,185
	Southwest Airlines Co.	307,716	2,147,858
*	Spherix, Inc.	3,800	3,990
* #	Spire Corp.	4,715	32,958
#	SPX Corp.	5,700	263,169
*	Standard Parking Corp.	9,108	138,806
#	Standard Register Co.	18,700	97,614
	Standex International Corp.	11,341	157,300
* #	Stanley, Inc.	9,000	232,020
	Steelcase, Inc. Class A	59,300	268,629
* #	Stericycle, Inc.	2,400	112,992
*	Sterling Construction Co., Inc.	11,522	216,268
#	Sun Hydraulics, Inc.	8,600	155,660
	Supreme Industries, Inc.	4,847	6,301
#	TAL International Group, Inc.	23,001	220,350
* #	Taleo Corp. Class A	1,800	21,618
*	Taser International, Inc.	33,085	158,808
*	Team, Inc.	2,600	37,362
	Tech/Ops Sevcon, Inc.	1,971	3,903
	Tecumseh Products Co. Class A	9,300	94,953

43

*	Tecumseh Products Co. Class B	2,500	27,050
*	Teledyne Technologies, Inc.	6,100	194,773
	Teleflex, Inc.	13,900	597,422
*	TeleTech Holdings, Inc.	8,680	115,184
#	Tennant Co.	8,800	130,856
* #	Terex Corp.	2,600	35,880
* #	Tetra Tech, Inc.	13,700	336,472
#	Textron, Inc.	6,400	68,672
*	The Advisory Board Co.	6,398	119,259
	The Brink’s Co.	4,800	136,080
*	The GEO Group, Inc.	26,407	439,148
#	The Gorman-Rupp Co.	5,907	125,819
#	The Manitowoc Co., Inc.	2,400	14,280
*	Thomas & Betts Corp.	32,497	1,011,307
*	Thomas Group, Inc.	615	461
	Timken Co.	88,398	1,421,440
	Titan International, Inc.	17,000	102,850
*	Titan Machinery, Inc.	2,800	28,364
	Todd Shipyards Corp.	4,328	59,640
#	Toro Co.	3,000	91,140
*	Trailer Bridge, Inc.	3,360	9,744
*	TransDigm Group, Inc.	4,641	163,085
*	TRC Companies, Inc.	13,148	35,105
	Tredegar Industries, Inc.	22,267	391,454
* #	Trex Co., Inc.	9,346	102,339
#	Trinity Industries, Inc.	79,600	1,162,956
	Triumph Group, Inc.	14,128	583,910
*	TRM Corp.	2,242	224
*	TrueBlue, Inc.	31,885	309,603
*	Tufco Technologies, Inc.	2,000	8,160
	Twin Disc, Inc.	16,900	115,258
*	U.S. Home Systems, Inc.	1,500	3,105
* #	UAL Corp.	46,980	231,142
*	Ultralife Corp.	15,995	114,364
	Union Pacific Corp.	32,500	1,597,050
*	United Rentals, Inc.	57,586	348,971
*	United Stationers, Inc.	15,997	523,582
#	United Technologies Corp.	14,283	697,582
	Universal Forest Products, Inc.	16,900	567,164
*	Universal Security Instruments, Inc.	500	2,125
	Universal Truckload Services, Inc.	11,530	142,050
*	URS Corp.	41,700	1,837,302
*	US Airways Group, Inc.	28,444	107,803
*	USA Truck, Inc.	12,082	169,873
* #	USG Corp.	8,200	121,852
	Valmont Industries, Inc.	3,200	204,096
	Valpey Fisher Corp.	2,221	2,554
*	Versar, Inc.	6,758	16,760
	Viad Corp.	23,700	452,196
	Vicor Corp.	27,878	149,705
*	Volt Information Sciences, Inc.	24,400	175,192
	VSE Corp.	3,200	95,648
#	W.W. Grainger, Inc.	3,700	310,356
	Wabash National Corp.	28,080	35,100
#	Wabtec Corp.	4,500	171,630

44

	Walter Energy, Inc.	11,300	257,640
* #	Waste Connections, Inc.	8,550	220,419
#	Waste Management, Inc.	14,300	381,381
*	Waste Services, Inc.	9,200	49,680
	Watsco, Inc. Class A	7,900	339,305
	Watsco, Inc. Class B	1,100	47,366
	Watson Wyatt Worldwide, Inc.	5,900	312,995
	Watts Water Technologies, Inc.	30,800	685,608
*	WCA Waste Corp.	8,400	17,220
#	Werner Enterprises, Inc.	51,200	837,120
*	WESCO International, Inc.	4,788	124,488
*	Willdan Group, Inc.	5,114	7,160
*	Willis Lease Finance Corp.	6,065	69,141
	Woodward Governor Co.	6,600	131,736
*	Xenonics Holdings, Inc.	1,900	1,387
* #	YRC Worldwide, Inc.	37,796	114,522
Total Industrials			112,108,088

Information Technology — (11.4%)
*	3Com Corp.	296,597	1,201,218
*	3PAR, Inc.	7,200	55,152
* #	Acacia Research	20,040	86,773
*	ACI Worldwide, Inc.	11,752	202,957
*	Acme Packet, Inc.	15,373	118,526
*	Acorn Energy, Inc.	780	1,911
*	Actel Corp.	26,397	326,531
*	ActivIdentity Corp.	36,881	79,294
* #	Activision Blizzard, Inc.	13,400	144,318
*	Actuate Corp.	49,152	181,862
	Acxiom Corp.	63,337	611,202
*	Adaptec, Inc.	115,368	329,952
* #	ADC Telecommunications, Inc.	32,400	238,464
*	ADDvantage Technologies Group, Inc.	3,600	5,940
*	Adept Technology, Inc.	2,200	7,788
	Adtran, Inc.	8,200	173,430
*	Advanced Analogic Technologies, Inc.	34,377	165,010
* #	Advanced Energy Industries, Inc.	38,336	323,172
* #	Advanced Micro Devices, Inc.	128,908	465,358
*	Advanced Photonix, Inc.	3,800	2,318
*	Advent Software, Inc.	3,200	106,368
*	Aehr Test Systems	2,692	2,773
*	Affiliated Computer Services, Inc. Class A	6,150	297,537
* #	Agilent Technologies, Inc.	10,400	189,904
	Agilysys, Inc.	17,000	102,510
*	Airvana, Inc.	1,940	11,039
* #	Akamai Technologies, Inc.	4,900	107,898
* #	Alliance Data Systems Corp.	2,000	83,740
#	Altera Corp.	12,700	207,137
*	American Commercial Lines, Inc.	8,200	40,836
	American Software, Inc. Class A	24,803	137,657
* #	Amkor Technology, Inc.	15,400	66,374
#	Amphenol Corp.	6,650	225,036
*	Amtech Systems, Inc.	6,400	26,816
*	Anadigics, Inc.	25,300	76,406
#	Analog Devices, Inc.	15,500	329,840

45

*	Anaren, Inc.	15,344	199,625
* #	Anixter International, Inc.	10,900	433,602
* #	Ansys, Inc.	7,505	207,288
	Applied Materials, Inc.	31,600	385,836
*	Applied Micro Circuits Corp.	68,408	372,824
* #	Ariba, Inc.	49,097	471,822
*	Arris Group, Inc.	84,516	901,786
*	Arrow Electronics, Inc.	74,875	1,702,658
*	Art Technology Group, Inc.	29,400	92,316
*	Aruba Networks, Inc.	13,842	64,919
*	Aspen Technology, Inc.	9,500	73,720
	Astro-Med, Inc.	3,200	17,632
*	Asyst Technologies, Inc.	13,227	569
* #	Atheros Communications	6,300	108,486
	Atlantic Tele-Network, Inc.	12,094	267,036
* #	Atmel Corp.	102,100	392,064
* #	ATMI, Inc.	28,700	453,173
*	Authentidate Holding Corp.	4,472	2,058
*	Autobytel, Inc.	11,121	6,005
*	Avid Technology, Inc.	43,600	482,652
*	Aviza Technology, Inc.	8,635	1,123
*	Avnet, Inc.	22,750	497,998
*	Avocent Corp.	59,565	860,119
	AVX Corp.	204,800	2,050,048
*	Aware, Inc.	18,171	42,702
*	Axcelis Technologies, Inc.	14,197	6,673
*	AXT, Inc.	6,861	5,832
* #	Bankrate, Inc.	5,500	137,500
	Bel Fuse, Inc. Class A	3,300	47,850
	Bel Fuse, Inc. Class B	8,677	140,394
*	Bell Microproducts, Inc.	7,100	5,609
*	Benchmark Electronics, Inc.	77,718	942,719
*	BigBand Networks, Inc.	18,065	105,861
	Black Box Corp.	26,915	736,664
#	Blackbaud, Inc.	17,320	263,610
* #	Blackboard, Inc.	2,900	98,687
*	Blue Coat Systems, Inc.	19,819	262,800
* #	BMC Software, Inc.	2,200	76,274
*	Bottomline Technologies, Inc.	25,300	198,605
*	Brightpoint, Inc.	59,169	308,270
#	Broadridge Financial Solutions, Inc.	5,065	98,008
* #	Brocade Communications Systems, Inc.	47,399	273,966
*	Brooks Automation, Inc.	28,980	180,256
*	BSQUARE Corp.	5,761	13,538
#	CA, Inc.	15,600	269,100
*	Cabot Microelectronics Corp.	19,600	564,676
*	CACI International, Inc. Class A	20,220	799,701
* #	Cadence Design Systems, Inc.	9,200	51,336
*	California Micro Devices Corp.	22,287	62,626
*	Callidus Software, Inc.	19,786	63,909
*	CallWave, Inc.	9,017	7,664
*	Cascade Microtech, Inc.	9,176	30,281
	Cass Information Systems, Inc.	2,944	99,301
*	Catapult Communications Corp.	8,538	63,096
*	Cavium Networks, Inc.	6,100	76,738

46

*	CEVA, Inc.	22,113	182,432
*	Checkpoint Systems, Inc.	27,000	328,050
*	Chordiant Software, Inc.	25,154	80,493
*	Ciber, Inc.	5,000	16,150
* #	Ciena Corp.	35,414	423,197
*	Cirrus Logic, Inc.	72,696	338,036
* #	Citrix Systems, Inc.	4,300	122,679
*	Cogent, Inc.	32,113	364,161
	Cognex Corp.	31,347	441,052
*	Coherent, Inc.	9,359	177,821
	Cohu, Inc.	18,388	179,467
* #	CommScope, Inc.	21,196	532,020
	Communications Systems, Inc.	13,122	109,700
* #	CommVault Systems, Inc.	5,907	73,542
*	Computer Sciences Corp.	98,945	3,657,007
*	Compuware Corp.	45,500	340,340
*	Comtech Telecommunications Corp.	8,646	289,382
* #	Comverge, Inc.	12,191	93,505
* #	Concur Technologies, Inc.	3,100	83,917
*	Concurrent Computer Corp.	1,401	6,627
*	Constant Contact, Inc.	2,600	41,418
*	Convergys Corp.	101,500	1,026,165
*	CPI International, Inc.	14,494	158,709
*	Cray, Inc.	12,417	52,151
*	Cree, Inc.	23,870	653,799
*	CSG Systems International, Inc.	13,500	195,750
*	CSP, Inc.	2,269	6,784
	CTS Corp.	3,700	22,459
*	CyberOptics Corp.	6,236	28,997
* #	CyberSource Corp.	32,301	471,918
*	Cymer, Inc.	25,539	725,563
*	Cypress Semiconductor Corp.	22,186	175,935
#	Daktronics, Inc.	5,832	52,721
* #	Data Domain, Inc.	1,600	26,528
*	Datalink Corp.	8,226	27,310
*	DDi Corp.	15,252	51,857
* #	DealerTrack Holdings, Inc.	29,259	444,152
*	Deltek, Inc.	6,007	24,749
*	DemandTec, Inc.	4,400	31,768
#	Diebold, Inc.	10,200	269,586
*	Digi International, Inc.	21,689	157,679
*	Digimarc Corp.	2,634	26,235
* #	Digital River, Inc.	15,461	594,012
* #	Diodes, Inc.	12,300	183,024
*	Ditech Networks, Inc.	2,120	2,078
*	DivX, Inc.	24,357	124,951
*	Dolby Laboratories, Inc.	1,000	40,130
*	Dot Hill Systems Corp.	22,896	17,630
*	Double-Take Software, Inc.	19,216	156,034
*	DSP Group, Inc.	15,962	100,401
* #	DST Systems, Inc.	3,000	108,510
*	DTS, Inc.	9,264	246,886
*	Dycom Industries, Inc.	24,988	210,399
*	Dynamics Research Corp.	8,800	72,600
* #	EarthLink, Inc.	67,990	515,364

47

* #	eBay, Inc.	33,400	550,098
* #	Ebix, Inc.	1,860	51,708
* #	Echelon Corp.	18,972	151,017
*	Echostar Holding Corp.	2,436	38,538
*	EDCI Holdings, Inc.	2,070	9,626
*	Edgewater Technology, Inc.	4,279	10,227
*	EFJohnson Technologies, Inc.	11,084	7,094
*	Elecsys Corp.	1,496	5,236
*	Electro Scientific Industries, Inc.	13,400	115,240
*	Electroglas, Inc.	7,618	160
* #	Electronic Arts, Inc.	14,800	301,180
*	Electronics for Imaging, Inc.	63,383	622,421
*	eLoyalty Corp.	1,406	9,842
*	EMC Corp.	56,800	711,704
*	EMS Technologies, Inc.	14,100	268,605
*	Emulex Corp.	63,957	669,630
*	Endwave Corp.	5,400	14,904
*	Entegris, Inc.	161,194	238,567
*	Entorian Technologies, Inc.	21,692	5,857
*	Entrust, Inc.	12,175	23,741
* #	Epicor Software Corp.	26,900	148,488
* #	EPIQ Systems, Inc.	29,871	462,104
*	ePlus, Inc.	1,997	23,944
* #	Equinix, Inc.	4,650	326,570
*	Euronet Worldwide, Inc.	39,419	637,799
*	Evans & Sutherland Computer Corp.	826	545
*	Exar Corp.	3,500	21,525
*	Extreme Networks, Inc.	47,326	83,294
* #	F5 Networks, Inc.	3,400	92,718
	FactSet Research Systems, Inc.	1,700	91,103
#	Fair Isaac Corp.	31,839	535,532
*	Fairchild Semiconductor Corp. Class A	48,659	299,739
*	FalconStor Software, Inc.	14,700	54,390
*	Faro Technologies, Inc.	15,031	227,870
* #	FEI Co.	31,392	539,315
	Fidelity National Information Services, Inc.	124,208	2,217,113
*	Fiserv, Inc.	6,600	246,312
*	FLIR Systems, Inc.	7,320	162,358
* #	FormFactor, Inc.	30,254	527,327
*	Forrester Research, Inc.	11,517	292,647
*	FortuNet, Inc.	4,800	15,744
	Frequency Electronics, Inc.	6,800	22,576
* #	Gartner Group, Inc.	3,700	49,987
*	Gerber Scientific, Inc.	12,480	49,296
*	GigOptix, Inc.	663	1,174
#	Global Payments, Inc.	3,700	118,622
*	Globecomm Systems, Inc.	24,111	163,955
*	Goldleaf Financial Solutions, Inc.	7,100	5,183
*	GSE Systems, Inc.	2,558	12,841
*	GSI Technology, Inc.	20,694	63,944
*	GTSI Corp.	4,675	21,038
*	Guidance Software, Inc.	7,677	28,251
*	Hackett Group, Inc.	28,871	64,960
*	Harmonic, Inc.	49,668	364,066
	Harris Corp.	8,150	249,227

48

*	Harris Stratex Networks, Inc. Class A	25,116	100,966
*	Hauppauge Digital, Inc.	4,603	6,053
	Heartland Payment Systems, Inc.	5,500	44,220
* #	Hewitt Associates, Inc. Class A	5,600	175,616
	Hewlett-Packard Co.	29,900	1,075,802
*	Hittite Microwave Corp.	5,714	212,332
* #	Hughes Communications, Inc.	2,150	41,216
* #	Hutchinson Technology, Inc.	22,305	42,826
*	Hypercom Corp.	32,261	34,842
*	I.D. Systems, Inc.	8,778	34,498
* #	i2 Technologies, Inc.	10,800	96,336
*	IAC/InterActiveCorp	143,788	2,303,484
*	ICx Technologies, Inc.	3,700	13,838
	iGATE Corp.	36,563	138,574
*	Ikanos Communications, Inc.	2,530	3,719
*	ImageWare Systems, Inc.	1,400	322
*	I-many, Inc.	6,345	2,538
	Imation Corp.	38,843	388,430
	Imergent, Inc.	4,000	27,440
*	Immersion Corp.	28,576	119,162
* #	Infinera Corp.	16,600	140,104
*	InFocus Corp.	2,100	2,016
*	infoGROUP, Inc.	55,400	224,370
* #	Informatica Corp.	9,984	158,746
	InfoSpace, Inc.	41,125	272,659
*	Ingram Micro, Inc.	166,139	2,412,338
*	Innodata Isogen, Inc.	11,315	47,862
*	Innovex, Inc.	399	92
*	Insight Enterprises, Inc.	69,961	400,177
	Integral Systems, Inc.	14,400	95,472
*	Integrated Device Technology, Inc.	198,187	1,076,155
#	Intel Corp.	77,100	1,216,638
*	Intelli-Check, Inc.	1,800	2,322
*	Interactive Intelligence, Inc.	7,999	87,989
*	Intermec, Inc.	36,547	441,488
*	Internap Network Services Corp.	33,181	92,243
*	International Rectifier Corp.	73,616	1,242,638
*	Internet Brands, Inc.	7,900	48,427
*	Internet Capital Group, Inc.	17,959	97,517
*	Interphase Corp.	4,200	18,900
	Intersil Corp.	94,425	1,095,330
*	Intest Corp.	3,502	735
*	Intevac, Inc.	20,400	140,556
*	IntriCon Corp.	6,777	20,602
*	Intuit, Inc.	8,000	185,040
*	INX, Inc.	3,489	12,037
*	iPCS, Inc.	3,100	45,012
*	IPG Photonics Corp.	11,200	125,104
*	Iron Mountain, Inc.	16,191	461,282
*	Isilon Systems, Inc.	12,652	32,516
*	Iteris, Inc.	13,000	15,210
* #	Itron, Inc.	2,800	128,800
*	Ixia	60,321	347,449
	IXYS Corp.	35,507	338,737
*	j2 Global Communications, Inc.	4,415	105,916

49

	Jabil Circuit, Inc.	223,919	1,813,744
#	Jack Henry & Associates, Inc.	9,479	170,812
*	Jaco Electronics, Inc.	1,300	1,027
*	JDA Software Group, Inc.	31,108	438,934
*	JDS Uniphase Corp.	142,537	657,096
* #	Juniper Networks, Inc.	16,000	346,400
	Keithley Instruments, Inc.	11,000	38,060
* #	Kemet Corp.	8,400	6,720
*	Keynote Systems, Inc.	8,468	65,288
#	KLA-Tencor Corp.	6,800	188,632
*	Kopin Corp.	59,987	164,964
*	Kratos Defense & Security Solutions, Inc.	1,554	1,228
*	Kulicke & Soffa Industries, Inc.	4,200	16,800
*	KVH Industries, Inc.	12,076	66,418
* #	L-1 Identity Solutions, Inc.	132,226	967,894
* #	Lam Research Corp.	3,100	86,428
*	LaserCard Corp.	5,666	21,248
*	Lawson Software, Inc.	97,043	523,062
* #	LeCroy Corp.	10,051	32,666
	Lender Processing Services, Inc.	6,804	195,003
* #	Lexmark International, Inc.	12,600	247,212
*	Limelight Networks, Inc.	11,423	55,973
	Linear Technology Corp.	6,540	142,441
*	Lionbridge Technologies, Inc.	28,315	38,225
*	Littlefuse, Inc.	14,044	230,181
*	Livewire Mobile, Inc.	12,200	1,830
*	Logility, Inc.	9,298	48,443
*	LoJack Corp.	13,823	47,275
*	LookSmart, Ltd.	3,321	4,151
*	Loral Space & Communications, Inc.	12,649	295,354
*	LSI Corp.	45,748	175,672
*	LTX-Credence Corp.	41,600	20,384
*	Luna Innovations, Inc.	3,800	2,812
*	Macrovision Solutions Corp.	110,469	2,233,683
* #	Manhattan Associates, Inc.	9,868	164,006
*	ManTech International Corp. Class A	7,600	275,044
	Marchex, Inc. Class B	13,300	60,116
*	Mastec, Inc.	23,396	292,684
*	Mattson Technology, Inc.	15,348	17,650
#	Maximus, Inc.	11,710	472,264
*	Maxwell Technologies, Inc.	14,343	146,872
*	McAfee, Inc.	10,800	405,432
*	Measurement Specialties, Inc.	4,821	32,735
*	Mentor Graphics Corp.	56,760	381,427
*	Mercury Computer Systems, Inc.	19,000	154,280
	Mesa Laboratories, Inc.	2,250	45,000
*	Metavante Technologies, Inc.	12,108	285,628
	Methode Electronics, Inc.	34,420	207,208
#	Micrel, Inc.	21,370	160,275
	Microchip Technology, Inc.	3,200	73,600
* #	Micron Technology, Inc.	230,912	1,126,851
*	Micros Systems, Inc.	2,800	58,744
* #	Microsemi Corp.	8,000	107,360
*	MicroStrategy, Inc.	1,711	66,575
*	Microtune, Inc.	25,007	52,265

50

*	MIPS Technologies, Inc.	20,005	66,417
*	MIVA, Inc.	12,618	4,288
*	MKS Instruments, Inc.	43,558	681,683
	Mocon, Inc.	7,200	70,344
*	ModusLink Global Solutions, Inc.	22,300	82,510
#	Molex, Inc.	5,100	85,017
	Molex, Inc. Class A	25,416	388,611
*	MoneyGram International, Inc.	11,500	17,480
*	Monolithic Power Systems, Inc.	7,200	133,200
*	MoSys, Inc.	25,232	35,325
	Motorola, Inc.	119,870	662,881
*	MPS Group, Inc.	46,400	373,056
*	MRV Communications, Inc.	52,362	24,087
*	MSC.Software Corp.	42,650	261,871
	MTS Systems Corp.	5,913	124,942
*	Multi-Fineline Electronix, Inc.	20,095	403,307
*	Nanometrics, Inc.	7,000	14,140
*	Napco Security Technologies, Inc.	5,075	6,750
#	National Instruments Corp.	2,900	63,916
#	National Semiconductor Corp.	7,343	90,833
* #	NCI, Inc.	4,751	115,734
*	NCR Corp.	17,300	175,595
*	NetApp, Inc.	3,600	65,880
* #	NETGEAR, Inc.	33,907	542,851
* #	NetLogic Microsystems, Inc.	9,100	296,569
*	NetScout Systems, Inc.	26,955	242,325
* #	NetSuite, Inc.	100	1,399
*	Network Equipment Technologies, Inc.	31,100	122,223
* #	Neutral Tandem, Inc.	2,030	58,058
*	Newport Corp.	11,700	58,383
	NIC, Inc.	19,724	106,510
*	Novatel Wireless, Inc.	22,728	155,687
* #	Novell, Inc.	96,599	363,212
* #	Novellus Systems, Inc.	59,300	1,070,958
*	Nu Horizons Electronics Corp.	20,780	57,976
* #	Nuance Communications, Inc.	21,052	281,044
*	NumereX Corp. Class A	2,694	10,749
* #	Nvidia Corp.	5,100	58,548
	O.I. Corp.	2,434	19,046
* #	Oclaro, Inc.	7,449	7,375
* #	Omniture, Inc.	44,588	549,324
*	OmniVision Technologies, Inc.	48,661	462,766
*	ON Semiconductor Corp.	56,713	307,384
*	Online Resources Corp.	22,524	96,628
*	Onvia, Inc.	3,863	14,873
	Openwave Systems, Inc.	25,787	30,944
*	Oplink Communications, Inc.	26,693	294,691
*	OPNET Technologies, Inc.	18,154	156,124
*	OpNext, Inc.	1,484	3,755
*	Optical Cable Corp.	4,608	12,810
* #	Orbcomm, Inc.	16,784	21,484
*	Orthovita, Inc.	28,500	83,790
*	OSI Systems, Inc.	18,552	347,850
*	Overland Storage, Inc.	2,400	1,632
* #	OYO Geospace Corp.	1,612	25,631

51

* #	Palm, Inc.	42,900	450,021
*	PAR Technology Corp.	9,480	49,580
* #	Parametric Technology Corp.	13,187	147,035
	Park Electrochemical Corp.	16,100	331,660
* #	ParkerVision, Inc.	2,838	7,946
*	PC Connection, Inc.	22,085	109,321
	PC-Tel, Inc.	23,419	114,051
*	PDF Solutions, Inc.	16,601	29,716
	Pegasystems, Inc.	20,882	364,809
*	Perceptron, Inc.	3,100	11,191
*	Perficient, Inc.	29,328	204,416
*	Performance Technologies, Inc.	10,667	29,548
*	Pericom Semiconductor Corp.	26,024	231,874
*	Perot Systems Corp.	78,776	1,107,591
*	Pervasive Software, Inc.	16,262	79,846
*	Phoenix Technologies, Ltd.	6,909	19,691
*	Physicians Formula Holdings, Inc.	880	2,156
*	Pinnacle Data Systems, Inc.	100	52
	Plantronics, Inc.	41,200	524,888
*	PLATO Learning, Inc.	13,544	40,090
*	Plexus Corp.	33,917	751,262
* #	PMC-Sierra, Inc.	71,200	563,904
* #	Polycom, Inc.	32,625	608,130
#	Power Integrations, Inc.	9,999	212,979
*	Presstek, Inc.	32,958	63,609
* ●	Price Communications Liquidation Trust	8,600	1,175
*	Procera Networks, Inc.	2,241	2,107
*	Progress Software Corp.	20,282	429,776
*	PROS Holdings, Inc.	300	1,938
	QAD, Inc.	20,150	53,599
* #	QLogic Corp.	13,000	184,340
#	Quality Systems, Inc.	2,200	117,964
	Qualstar Corp.	6,493	15,453
* #	Quest Software, Inc.	39,204	569,634
*	QuickLogic Corp.	10,500	15,960
*	Rackable Systems, Inc.	13,300	60,648
*	Radiant Systems, Inc.	22,000	162,140
*	RadiSys Corp.	28,904	207,242
*	RAE Systems, Inc.	7,500	5,850
* #	Rambus, Inc.	7,866	94,235
*	RealNetworks, Inc.	91,830	225,902
* #	Red Hat, Inc.	6,300	108,801
*	Relm Wireless Corp.	5,000	4,150
	Renaissance Learning, Inc.	8,754	84,038
	Richardson Electronics, Ltd.	10,500	37,590
* #	RightNow Technologies, Inc.	9,430	71,197
*	Rimage Corp.	10,312	151,793
*	Riverbed Technology, Inc.	1,500	27,480
*	Rofin-Sinar Technologies, Inc.	13,300	283,423
*	Rogers Corp.	14,000	356,300
*	Rubicon Technology, Inc.	500	4,240
*	Rudolph Technologies, Inc.	26,557	138,893
*	S1 Corp.	62,365	386,663
*	Saba Software, Inc.	1,117	2,580
*	Sandisk Corp.	47,711	750,017

52

*	Sanmina-SCI Corp.	102,318	57,298
*	Sapient Corp.	30,102	154,423
* #	SAVVIS, Inc.	14,267	162,358
* #	ScanSource, Inc.	18,430	455,405
*	Scientific Learning Corp.	2,910	6,402
*	SCM Microsystems, Inc.	7,000	16,590
*	SeaChange International, Inc.	39,662	248,681
*	Semitool, Inc.	27,215	129,271
*	Semtech Corp.	28,969	417,733
*	ShoreTel, Inc.	16,920	84,431
* #	Sigma Designs, Inc.	10,959	141,590
*	Silicon Image, Inc.	62,912	171,121
* #	Silicon Laboratories, Inc.	7,100	236,146
*	Silicon Storage Technology, Inc.	67,126	124,183
*	Simulations Plus, Inc.	1,800	2,052
* #	Skyworks Solutions, Inc.	103,599	915,815
*	Smith Micro Software, Inc.	28,580	245,788
*	Soapstone Networks, Inc.	17,100	63,099
*	SoftBrands, Inc.	5,800	1,450
*	SonicWALL, Inc.	62,581	339,815
*	Sourcefire, Inc.	16,342	176,984
*	Spansion, Inc.	2,400	384
*	Spectrum Control, Inc.	13,864	98,018
*	SPSS, Inc.	6,388	197,389
*	SRA International, Inc.	37,348	574,786
*	SRS Labs, Inc.	14,366	81,599
*	Standard Microsystems Corp.	20,324	322,339
	StarTek, Inc.	13,585	55,970
* #	STEC, Inc.	43,117	413,923
* #	Stratasys, Inc.	19,477	182,305
* #	SuccessFactors, Inc.	5,319	46,328
*	SumTotal Systems, Inc.	27,050	104,143
*	Sun Microsystems, Inc.	14,850	136,026
*	Sunair Electronics, Inc.	4,500	9,405
*	SunPower Corp.	1,949	49,427
* #	SunPower Corp. Class A	100	2,738
*	Super Micro Computer, Inc.	900	4,698
*	Supertex, Inc.	9,246	237,807
*	SupportSoft, Inc.	45,953	103,394
*	Switch and Data Facilities Co.	7,969	92,201
* #	Sybase, Inc.	12,500	424,500
*	Sycamore Networks, Inc.	308,358	909,656
*	Sykes Enterprises, Inc.	32,700	642,882
*	Symantec Corp.	27,910	481,448
*	Symmetricom, Inc.	25,199	125,491
* #	Synaptics, Inc.	7,200	233,856
*	Synchronoss Technologies, Inc.	14,447	191,856
*	SYNNEX Corp.	35,900	772,927
* #	Synopsys, Inc.	21,567	469,729
	Syntel, Inc.	4,100	113,652
	Take-Two Interactive Software, Inc.	27,900	253,332
*	Tech Data Corp.	57,641	1,659,484
	Technitrol, Inc.	25,968	105,690
*	Technology Solutions Co.	524	1,226
*	TechTeam Global, Inc.	11,819	61,341

53

*	Techwell, Inc.	17,003	125,312
* #	Tekelec	45,094	698,957
*	TeleCommunication Systems, Inc.	13,800	135,378
* #	Telkonet, Inc.	1,232	111
*	Tellabs, Inc.	426,210	2,233,340
*	Telular Corp.	8,377	16,754
*	Teradata Corp.	4,300	71,896
*	Teradyne, Inc.	49,199	292,242
* #	Terremark Worldwide, Inc.	35,780	139,184
*	Tessco Technologies, Inc.	7,246	66,301
* #	Tessera Technologies, Inc.	33,184	465,903
*	The Knot, Inc.	32,845	297,904
	TheStreet.com, Inc.	4,500	9,585
* #	THQ, Inc.	17,100	58,482
*	TIBCO Software, Inc.	105,260	665,243
*	TNS, Inc.	5,458	91,967
*	Tollgrade Communications, Inc.	10,035	59,708
	Total System Services, Inc.	10,649	132,793
*	Track Data Corp.	2,153	1,722
*	Transact Technologies, Inc.	5,540	24,321
*	Transwitch Corp.	9,862	3,846
*	Travelzoo, Inc.	4,020	34,733
* #	Trimble Navigation, Ltd.	5,680	121,779
*	Trio-Tech International	400	720
*	Triquint Semiconductor, Inc.	91,698	351,203
	TSR, Inc.	1,444	2,440
*	TTM Technologies, Inc.	39,159	290,560
* #	Tyler Technologies, Inc.	17,842	294,393
* #	Ultimate Software Group, Inc.	3,700	69,301
*	Ultra Clean Holdings, Inc.	3,944	7,178
*	Ultratech, Inc.	21,400	289,328
*	Unica Corp.	18,792	90,014
	United Online, Inc.	64,305	340,817
*	Universal Display Corp.	7,700	86,933
*	UTStarcom, Inc.	6,450	7,547
*	ValueClick, Inc.	33,700	357,220
*	Varian Semiconductor Equipment Associates, Inc.	4,800	122,832
*	Veeco Instruments, Inc.	24,646	178,437
* #	VeriFone Holdings, Inc.	4,805	36,086
*	VeriSign, Inc.	7,900	162,582
* #	Viasat, Inc.	20,026	460,398
*	Vicon Industries, Inc.	1,600	8,720
*	Video Display Corp.	5,295	17,209
*	Vignette Corp.	23,037	190,286
*	Virage Logic Corp.	17,043	58,628
*	Virtusa Corp.	8,654	55,299
*	Vishay Intertechnology, Inc.	264,417	1,552,128
* #	Vocus, Inc.	2,948	50,116
*	Volterra Semiconductor Corp.	13,600	156,264
	Wayside Technology Group, Inc.	4,672	33,638
*	Web.com Group, Inc.	29,853	124,188
*	Websense, Inc.	7,866	140,251
*	Western Digital Corp.	9,700	228,144
*	White Electronics Designs Corp.	6,450	28,445
*	Wind River Systems, Inc.	34,107	250,004

54

*	Winland Electronics, Inc.	400	288
*	Wireless Ronin Technologies, Inc.	1,773	3,333
*	Wireless Xcessories Group, Inc.	1,600	1,840
*	WPCS International, Inc.	2,800	5,572
*	Wright Express Corp.	3,400	77,792
	Xerox Corp.	565,620	3,455,938
#	Xilinx, Inc.	10,880	222,387
* #	Yahoo!, Inc.	25,825	369,039
* #	Zebra Technologies Corp. Class A	4,400	93,500
*	ZiLOG, Inc.	7,400	17,020
*	Zoran Corp.	39,000	348,660
*	Zygo Corp.	11,480	57,630
Total Information Technology			129,823,517

Materials — (3.9%)
	A. Schulman, Inc.	17,163	269,287
	A.M. Castle & Co.	21,400	207,366
*	AEP Industries, Inc.	2,434	49,483
	Air Products & Chemicals, Inc.	5,600	369,040
#	Airgas, Inc.	7,100	306,152
#	AK Steel Holding Corp.	5,220	67,912
#	Albemarle Corp.	19,050	510,921
	Alcoa, Inc.	42,900	389,103
	Allegheny Technologies, Inc.	3,900	127,647
#	AMCOL International Corp.	11,600	224,808
*	American Pacific Corp.	3,972	28,161
#	American Vanguard Corp.	15,013	192,016
*	Amerigon, Inc.	5,000	28,250
#	AptarGroup, Inc.	13,500	418,905
	Arch Chemicals, Inc.	17,900	432,822
	Ashland, Inc.	51,574	1,132,565
	Balchem Corp.	5,975	148,718
	Ball Corp.	8,100	305,532
* #	Basin Water, Inc.	7,093	2,128
	Bemis Co., Inc.	27,200	653,888
*	Brush Engineered Materials, Inc.	18,800	318,096
*	Buckeye Technologies, Inc.	11,277	58,077
*	Bway Holding Co.	2,000	18,640
	Cabot Corp.	9,600	140,160
	Calgon Carbon Corp.	20,700	351,486
*	Caraustar Industries, Inc.	2,500	575
#	Carpenter Technology Corp.	10,700	221,169
	Celanese Corp. Class A	2,400	50,016
* #	Century Aluminum Co.	8,700	35,148
	CF Industries Holdings, Inc.	1,500	108,075
#	Cliffs Natural Resources, Inc.	9,400	216,764
	Commercial Metals Co.	41,870	623,026
#	Compass Minerals International, Inc.	3,600	173,592
*	Continental Materials Corp.	20	290
*	Core Molding Technologies, Inc.	3,400	8,024
*	Crown Holdings, Inc.	7,500	165,375
#	Cytec Industries, Inc.	33,630	667,892
#	Deltic Timber Corp.	7,200	303,408
	Dow Chemical Co.	19,944	319,104
	du Pont (E.I.) de Nemours & Co.	8,400	234,360

55

	Eagle Materials, Inc.	20,427	567,871
	Eastman Chemical Co.	4,700	186,496
#	Empire Resources, Inc.	7,000	6,930
	Ferro Corp.	33,500	92,795
* #	Flotek Industries, Inc.	3,600	7,452
	FMC Corp.	4,300	209,539
#	Freeport-McMoRan Copper & Gold, Inc. Class B	6,904	294,456
	Friedman Industries, Inc.	10,403	55,864
	Georgia Gulf Corp.	7,900	8,690
	Gibraltar Industries, Inc.	22,750	152,425
*	Graphic Packaging Holding Co.	33,736	58,026
#	Greif, Inc. Class A	8,800	398,376
#	Greif, Inc. Class B	4,900	207,025
*	H&E Equipment Services, Inc.	3,960	29,819
	H.B. Fuller Co.	41,000	724,060
	Hawkins, Inc.	5,143	89,951
*	Haynes International, Inc.	4,000	90,320
* #	Headwaters, Inc.	44,200	111,384
* #	Hecla Mining Co.	25,700	63,479
*	Horsehead Holding Corp.	3,900	27,846
#	Huntsman Corp.	9,800	52,528
*	ICO, Inc.	6,300	15,561
	Innophos Holdings, Inc.	11,219	166,378
	Innospec, Inc.	200	1,572
#	International Flavors & Fragrances, Inc.	1,100	34,320
	International Paper Co.	281,200	3,559,992
*	ION Geophysical Corp.	22,528	56,320
	Kaiser Aluminum Corp.	13,500	398,790
	KMG Chemicals, Inc.	5,115	27,928
	Koppers Holdings, Inc.	3,823	72,484
#	Kronos Worldwide, Inc.	20,353	152,037
*	Landec Corp.	28,448	192,308
*	LSB Industries, Inc.	15,544	186,217
	Lubrizol Corp.	19,809	856,145
#	Martin Marietta Materials, Inc.	800	67,224
*	Maxxam, Inc.	407	3,317
	MeadWestavco Corp.	151,161	2,367,181
*	Metalico, Inc.	20,500	47,150
	Minerals Technologies, Inc.	16,140	600,247
*	Mod-Pac Corp.	1,400	3,430
	Myers Industries, Inc.	25,606	256,828
#	Nalco Holding Co.	17,300	282,336
	Neenah Paper, Inc.	12,100	60,621
#	NewMarket Corp.	6,600	415,800
	Newmont Mining Corp.	9,400	378,256
	NL Industries, Inc.	31,013	375,567
	NN, Inc.	9,949	13,033
*	Northern Technologies International Corp.	1,100	5,764
*	Northwest Pipe Co.	7,915	300,216
	Nucor Corp.	5,300	215,657
#	Olin Corp.	16,500	207,900
	Olympic Steel, Inc.	1,800	33,012
*	OM Group, Inc.	25,200	702,072
* #	Owens-Illinois, Inc.	4,080	99,511
	P.H. Glatfelter Co.	26,120	231,946

56

	Packaging Corp. of America	21,628	343,236
*	Pactiv Corp.	10,900	238,274
* #	Patriot Coal Corp.	1,360	8,568
	Penford Corp.	8,721	38,983
*	PolyOne Corp.	85,702	234,823
	PPG Industries, Inc.	5,000	220,250
	Quaker Chemical Corp.	8,600	100,620
*	Ready Mix, Inc.	1,400	4,130
	Reliance Steel & Aluminum Co.	12,700	447,421
	Rock-Tenn Co. Class A	12,179	459,879
*	Rockwood Holdings, Inc.	24,300	298,890
*	Rosetta Resources, Inc.	45,496	320,747
	Royal Gold, Inc.	14,798	535,096
#	RPM International, Inc.	29,500	407,690
* #	RTI International Metals, Inc.	6,600	85,866
#	Schnitzer Steel Industries, Inc. Class A	10,600	525,336
	Schweitzer-Maudoit International, Inc.	15,888	364,947
	Sealed Air Corp.	21,450	408,837
	Sensient Technologies Corp.	23,300	544,754
#	Sigma-Aldrich Corp.	3,257	142,787
	Silgan Holdings, Inc.	2,400	111,576
*	Solitario Exploration & Royalty Corp.	1,300	1,443
#	Sonoco Products Co.	27,500	671,275
	Spartech Corp.	14,474	56,883
	Steel Dynamics, Inc.	11,680	145,416
#	Stepan Co.	8,024	317,510
*	Stillwater Mining Co.	62,200	280,522
*	Symyx Technologies, Inc.	6,196	29,989
	Synalloy Corp.	9,022	54,403
#	Temple-Inland, Inc.	103,700	1,238,178
	Terra Industries, Inc.	11,000	291,500
#	Texas Industries, Inc.	15,776	504,516
#	The Scotts Miracle-Gro Co. Class A	5,700	192,489
#	Titanium Metals Corp.	7,026	47,707
*	U.S. Concrete, Inc.	21,531	42,631
*	United States Lime & Minerals, Inc.	3,400	131,750
#	United States Steel Corp.	11,880	315,414
*	Universal Stainless & Alloy Products, Inc.	4,480	60,032
*	US Gold Corp.	29,822	59,346
	Valhi, Inc.	7,800	82,992
	Valspar Corp.	74,200	1,780,800
	Vulcan Materials Co.	3,693	175,602
*	W.R. Grace & Co.	2,800	24,724
	Wausau Paper Corp.	45,012	392,955
#	Westlake Chemical Corp.	74,956	1,401,677
	Weyerhaeuser Co.	89,170	3,144,134
#	Worthington Industries, Inc.	61,599	917,825
	Zep, Inc.	2,450	33,149
* #	Zoltek Companies, Inc.	4,400	34,628
Total Materials			43,972,633

Telecommunication Services — (1.9%)
	Alaska Communications Systems Group, Inc.	10,400	62,712
	AT&T, Inc.	288,740	7,397,519
* #	Cbeyond, Inc.	5,334	108,707

57

*	Centennial Communications Corp.	30,120	249,092
#	CenturyTel, Inc.	58,400	1,585,560
*	Cincinnati Bell, Inc.	26,900	75,051
*	Clear Channel Outdoor Holdings, Inc.	1,900	7,296
* #	Cogent Communications Group, Inc.	8,200	69,208
	Consolidated Communications Holdings, Inc.	23,773	267,446
* #	Crown Castle International Corp.	17,000	416,840
	D&E Communications, Inc.	13,116	73,450
	Embarq Corp.	115	4,204
	FairPoint Communications, Inc.	16,430	17,087
*	FiberTower Corp.	10,600	4,132
	Frontier Communications Corp.	13,337	94,826
*	General Communications, Inc. Class A	42,291	323,949
	Hickory Tech Corp.	9,349	53,663
	Iowa Telecommunications Services, Inc.	8,300	109,394
* #	Leap Wireless International, Inc.	29,552	1,065,941
*	NeuStar, Inc.	2,100	39,921
	NTELOS Holdings Corp.	5,139	82,121
*	Occam Networks, Inc.	20,929	57,555
* #	PAETEC Holding Corp.	1,800	5,526
*	Point.360	2,600	3,276
*	Premiere Global Services, Inc.	32,404	341,538
#	Regal Entertainment Group	5,200	67,912
* #	SBA Communications Corp.	3,000	75,600
	Shenandoah Telecommunications Co.	10,872	213,417
*	Spark Networks, Inc.	7,235	17,364
*	Sprint Nextel Corp.	313,300	1,365,988
	SureWest Communications	10,629	68,451
*	Syniverse Holdings, Inc.	35,670	449,442
	Telephone & Data Systems, Inc.	31,224	895,192
	Telephone & Data Systems, Inc. Special Shares	34,344	887,449
*	tw telecom, inc.	3,700	34,003
*	United States Cellular Corp.	8,461	287,674
	USA Mobility, Inc.	23,864	265,368
	Verizon Communications, Inc.	150,079	4,553,397
	Warwick Valley Telephone Co.	3,125	35,125
	Windstream Corp.	28,817	239,181
*	Xeta Corp.	4,300	8,471
Total Telecommunication Services			21,980,048

Utilities — (1.1%)
#	AGL Resources, Inc.	5,600	174,552
	ALLETE, Inc.	4,200	109,368
	Alliant Energy Corp.	700	15,652
	American States Water Co.	3,100	107,043
#	Aqua America, Inc.	5,300	97,255
	Artesian Resources Corp. Class A	1,822	26,711
	Atmos Energy Corp.	6,600	163,086
	Avista Corp.	13,600	204,680
#	Black Hills Corp.	8,922	177,369
*	Cadiz, Inc.	3,366	20,364
#	California Water Service Group	7,689	300,102
	CenterPoint Energy, Inc.	1,100	11,704
	Central Vermont Public Service Corp.	6,594	113,153
#	CH Energy Group, Inc.	6,000	266,640

58

	Chesapeake Utilities Corp.	2,100	61,509
#	Cleco Corp.	9,000	189,810
#	CMS Energy Corp.	19,300	231,986
	Connecticut Water Services, Inc.	3,934	81,591
	Delta Natural Gas Co., Inc.	929	19,277
#	DPL, Inc.	4,700	105,421
* #	Dynegy, Inc.	202,560	360,557
*	El Paso Electric Co.	10,600	146,280
#	Empire District Electric Co.	8,300	124,251
#	Energen Corp.	2,500	90,300
	Energy West, Inc.	876	7,446
* #	Environmental Power Corp.	2,500	1,274
	Florida Public Utilities Co.	800	9,800
	Great Plains Energy, Inc.	10,777	155,943
#	Hawaiian Electric Industries, Inc.	7,998	124,289
#	IDACORP, Inc.	8,400	201,348
#	Integrys Energy Group, Inc.	3,707	97,902
#	ITC Holdings Corp.	5,500	239,415
#	Laclede Group, Inc.	5,586	193,722
	Maine & Maritimes Corp.	2,508	87,780
	MGE Energy, Inc.	5,519	169,323
	Middlesex Water Co.	14,200	200,220
*	Mirant Corp.	99,800	1,270,454
#	National Fuel Gas Co.	2,800	91,588
#	New Jersey Resources Corp.	8,913	293,416
#	Nicor, Inc.	5,100	163,914
	Northeast Utilities, Inc.	5,500	115,610
	Northwest Natural Gas Co.	4,700	192,230
	NorthWestern Corp.	8,700	182,004
* #	NRG Energy, Inc.	24,400	438,712
	NSTAR	7,800	244,998
#	NV Energy, Inc.	16,100	165,025
	OGE Energy Corp.	5,300	136,263
	Oneok, Inc.	900	23,553
#	Ormat Technologies, Inc.	9,440	332,288
	Otter Tail Corp.	4,900	108,682
	Piedmont Natural Gas Co.	5,700	139,194
	Pinnacle West Capital Corp.	7,400	202,612
#	PNM Resources, Inc.	20,600	175,512
#	Portland General Electric Co.	6,700	122,409
#	Public Service Enterprise Group, Inc.	15,300	456,552
	Questar Corp.	9,200	273,424
*	Reliant Energy, Inc.	47,800	237,088
	RGC Resources, Inc.	200	5,100
	SJW Corp.	14,400	362,880
	South Jersey Industries, Inc.	5,200	180,492
	Southern Union Co.	12,700	202,057
#	Southwest Gas Corp.	6,100	123,281
	Southwest Water Co.	5,681	32,609
	TECO Energy, Inc.	8,500	90,015
	UGI Corp.	7,800	178,932
	UIL Holdings Corp.	6,166	142,373
	Unisource Energy Corp.	6,000	157,920
	Unitil Corp.	4,851	99,348
	Vectren Corp.	5,893	130,648

59

	Westar Energy, Inc.	9,300	163,029
#	WGL Holdings, Inc.	6,200	193,068
	York Water Co.	3,220	42,601
Total Utilities			12,157,004

TOTAL COMMON STOCKS			877,638,771

RIGHTS/WARRANTS — (0.0%)
* ●	BioMimetic Therapeutics, Inc. Rights 06/15/09	18,340	—
*	Deltek, Inc. Rights	1,235	—
*	German American Bancorp, Inc. Rights 04/23/09	10,412	—
* ●	Kona Grill, Inc. Rights 05/22/09	997	748
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	1,760	—
*	Valley National Bancorp Warrants 06/30/15	106	363
TOTAL RIGHTS/WARRANTS			1,111

TEMPORARY CASH INVESTMENTS — (0.5%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,505,310	5,505,310

SECURITIES LENDING COLLATERAL — (22.6%)
§ @	DFA Short Term Investment Fund LP	256,387,517	256,387,517

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $1,722,719 FNMA 7.000%, 12/01/37, valued at $1,576,067) to be repurchased at $1,530,169	$1,530	1,530,162

TOTAL SECURITIES LENDING COLLATERAL			257,917,679

TOTAL INVESTMENTS - (100.0%) (Cost $1,555,878,022)			$1,141,062,871

See accompanying Notes to Financial Statements.

60

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (79.9%)
Consumer Discretionary — (12.3%)
* #	99 Cents Only Stores	37,689	$404,780
*	A.C. Moore Arts & Crafts, Inc.	5,700	16,815
	Aaron’s, Inc.	16,500	553,740
	Aaron’s, Inc. Class A	576	17,280
	Acme United Corp.	500	4,120
	Advance Auto Parts, Inc.	2,100	91,875
* #	Aeropostale, Inc.	10,800	366,876
*	AFC Enterprises, Inc.	6,625	41,141
	Aldila, Inc.	1,300	5,304
*	Alloy, Inc.	6,488	29,650
* #	Amazon.com, Inc.	13,300	1,070,916
	Ambassadors Group, Inc.	6,999	85,388
* #	American Apparel, Inc.	15,800	106,650
	American Axle & Manufacturing Holdings, Inc.	6,090	6,090
#	American Eagle Outfitters, Inc.	84,350	1,250,067
*	America’s Car-Mart, Inc.	5,500	89,210
	Ameristar Casinos, Inc.	20,196	414,422
* #	AnnTaylor Stores Corp.	19,600	144,844
*	Apollo Group, Inc. Class A	5,000	314,750
#	Arbitron, Inc.	3,600	74,952
	Arctic Cat, Inc.	6,587	26,348
	Ark Restaurants Corp.	1,196	13,694
	ArvinMeritor, Inc.	41,800	51,832
	Asbury Automotive Group, Inc.	200	1,934
*	Ascent Media Corp.	2,235	57,574
*	ATC Technology Corp.	6,931	110,134
* #	AutoNation, Inc.	110,024	1,948,525
* #	Autozone, Inc.	2,500	415,975
*	Avatar Holdings, Inc.	5,500	102,190
*	Ballantyne of Omaha, Inc.	5,811	13,656
* #	Bally Technologies, Inc.	7,700	201,586
#	Barnes & Noble, Inc.	33,100	864,572
*	Barry (R.G.) Corp.	7,961	47,925
	Bassett Furniture Industries, Inc.	408	922
	Beasley Broadcast Group, Inc.	300	684
	bebe stores, inc.	33,683	309,884
* #	Bed Bath and Beyond, Inc.	31,400	955,188
	Belo Corp. Class A	26,221	44,576
#	Best Buy Co., Inc.	13,842	531,256
	Big 5 Sporting Goods Corp.	10,156	83,584
* #	Big Lots, Inc.	30,994	856,674
*	BJ’s Restaurants, Inc.	14,900	245,701
	Black & Decker Corp.	15,345	618,403

1

#	Blockbuster, Inc. Class A	10,000	8,000
* #	Blue Nile, Inc.	2,800	119,168
*	Bluegreen Corp.	6,200	11,842
	Blyth, Inc.	4,125	181,830
	Bob Evans Farms, Inc.	5,800	140,650
#	Bon-Ton Stores, Inc.	4,000	11,800
	Books-A-Million, Inc.	1,119	6,423
	Borders Group, Inc.	14,468	39,498
	BorgWarner, Inc.	12,900	373,455
	Bowl America, Inc. Class A	1,280	15,706
	Boyd Gaming Corp.	5,650	51,923
	Brinker International, Inc.	14,331	253,945
*	Brink’s Home Security Holdings, Inc.	9,000	239,220
#	Brookfield Homes Corp.	12,100	63,525
	Brown Shoe Company, Inc.	13,500	86,805
	Brunswick Corp.	66,700	398,866
	Buckle, Inc.	19,100	713,767
* #	Buffalo Wild Wings, Inc.	6,955	271,523
*	Build-A-Bear-Workshop, Inc.	3,300	18,018
	Bunge, Ltd.	20,400	979,404
	Burger King Holdings, Inc.	8,950	146,243
* #	Cabela’s, Inc.	29,500	377,895
	Cablevision Systems New York Group Class A	13,300	228,228
*	Cache, Inc.	1,900	8,645
*	California Pizza Kitchen, Inc.	12,500	196,375
	Callaway Golf Co.	37,000	279,350
	Canterbury Park Holding Corp.	100	600
* #	Capella Education Co.	2,810	144,378
* #	Career Education Corp.	30,758	677,906
* #	CarMax, Inc.	131,860	1,682,534
	Carmike Cinemas, Inc.	4,400	17,952
	Carnival Corp.	112,200	3,015,936
*	Carriage Services, Inc.	4,124	10,846
*	Carrols Restaurant Group, Inc.	1,500	8,880
*	Carter’s, Inc.	17,600	376,288
* #	Casual Male Retail Group, Inc.	9,241	11,736
	Cato Corp. Class A	13,800	265,236
*	Cavalier Homes, Inc.	3,159	5,244
*	Cavco Industries, Inc.	3,287	77,047
	CBS Corp. Class A	300	2,148
	CBS Corp. Class B	32,000	225,280
*	CEC Entertainment, Inc.	7,100	216,266
#	Centex Corp.	72,398	792,034
*	Champion Enterprises, Inc.	200	116
*	Charlotte Russe Holding, Inc.	6,400	80,320
*	Charming Shoppes, Inc.	2,900	10,121
*	Cheesecake Factory, Inc.	20,554	357,023
#	Cherokee, Inc.	1,556	28,428
*	Chico’s FAS, Inc.	55,410	423,332
* #	Chipotle Mexican Grill, Inc.	3,400	275,706
*	Chipotle Mexican Grill, Inc. Class B	3,500	229,285
#	Choice Hotels International, Inc.	7,600	227,468
	Christopher & Banks Corp.	7,600	42,256
	Churchill Downs, Inc.	4,878	169,803
	Cinemark Holdings, Inc.	57,190	508,991

2

*	Citi Trends, Inc.	7,600	186,656
	CKE Restaurants, Inc.	20,800	199,056
*	Coach, Inc.	15,500	379,750
*	Coinstar, Inc.	13,983	497,655
*	Coldwater Creek, Inc.	22,900	79,005
	Collectors Universe, Inc.	1,344	5,389
#	Columbia Sportswear Co.	18,894	580,424
	Comcast Corp. Class A	346,719	5,360,276
	Comcast Corp. Special Class A	154,874	2,273,550
* #	Conn’s, Inc.	9,881	162,444
	Cooper Tire & Rubber Co.	6,000	49,620
* #	Corinthian Colleges, Inc.	21,000	323,400
	Courier Corp.	8,171	128,121
*	Cox Radio, Inc.	17,200	82,560
#	Cracker Barrel Old Country Store, Inc.	4,005	130,603
* #	Crown Media Holdings, Inc.	19,413	59,986
	CSS Industries, Inc.	200	3,972
*	Culp, Inc.	1,786	7,876
*	Cybex International, Inc.	3,598	3,940
#	D.R. Horton, Inc.	183,100	2,389,455
#	Darden Restaurants, Inc.	27,300	1,009,281
*	Deckers Outdoor Corp.	1,235	69,802
*	dELiA*s, Inc.	6,469	13,908
*	Delta Apparel, Inc.	6,071	36,365
*	Design Within Reach, Inc.	1,743	1,516
*	Destination Maternity Corp.	1,200	16,104
#	DeVry, Inc.	4,900	208,544
*	DG FastChannel, Inc.	10,791	251,754
* #	Dick’s Sporting Goods, Inc.	30,542	580,298
	Dillards, Inc. Class A	20,300	156,513
	DineEquity, Inc.	3,700	118,548
*	Discovery Communications, Inc. (25470F104)	48,650	923,863
*	Discovery Communications, Inc. (25470F203)	50	955
*	Discovery Communications, Inc. (25470F302)	48,579	851,104
*	DISH Network Corp.	2,300	30,475
	Disney (Walt) Co.	340,594	7,459,009
*	Dixie Group, Inc.	1,338	2,596
*	Dolan Media Co.	2,500	29,775
* #	Dollar Tree, Inc.	10,200	431,868
*	Domino’s Pizza, Inc.	12,400	117,056
*	Dorman Products, Inc.	300	3,210
	Dover Downs Gaming & Entertainment, Inc.	10,112	43,178
*	Dr Pepper Snapple Group, Inc.	87,400	1,810,054
*	DreamWorks Animation SKG, Inc.	26,700	641,067
*	Drew Industries, Inc.	12,400	177,072
*	drugstore.com, Inc.	11,664	18,079
*	DSW, Inc.	9,400	102,178
#	Eastman Kodak Co.	155,429	474,058
* #	Eddie Bauer Holdings, Inc.	3,331	1,094
*	Einstein Noah Restaurant Group, Inc.	4,184	45,145
* #	Enova Systems, Inc.	700	574
*	Entravision Communications Corp.	3,200	1,632
	Ethan Allen Interiors, Inc.	8,940	120,243
	Family Dollar Stores, Inc.	1,000	33,190
*	Famous Dave’s of America, Inc.	200	1,352

3

*	Federal-Mogul Corp.	1,613	17,904
*	FGX International Holdings, Ltd.	900	10,368
	Finish Line, Inc. Class A	17,500	148,750
	Fisher Communications, Inc.	4,242	51,159
	Flexsteel Industries, Inc.	1,100	7,821
	Foot Locker, Inc.	93,600	1,112,904
*	Ford Motor Co.	59,100	353,418
	Fortune Brands, Inc.	49,294	1,937,747
* #	Fossil, Inc.	37,684	759,709
*	Franklin Covey Co.	10,869	45,541
*	Franklin Electronic Publishers, Inc.	1,100	880
	Fred’s, Inc.	22,600	308,716
	Frisch’s Restaurants, Inc.	2,647	66,307
* #	Fuel Systems Solutions, Inc.	3,900	59,553
	Furniture Brands International, Inc.	13,700	43,292
*	GameStop Corp. Class A	39,500	1,191,320
*	Gaming Partners International Corp.	2,830	16,895
* #	Gander Mountain Co.	4,762	18,572
#	Gannett Co., Inc.	20,600	80,546
	Gap, Inc.	52,600	817,404
*	Garmin, Ltd.	19,000	478,610
* #	Gaylord Entertainment Co.	10,400	144,976
#	General Motors Corp.	4,000	7,680
* #	Genesco, Inc.	6,700	152,626
*	Gentek, Inc.	5,320	101,559
	Gentex Corp.	27,825	372,020
#	Genuine Parts Co.	21,700	736,932
*	G-III Apparel Group, Ltd.	7,200	57,744
*	Goodyear Tire & Rubber Co.	2,700	29,673
*	Great Wolf Resorts, Inc.	2,953	10,897
	Group 1 Automotive, Inc.	5,000	106,500
*	GSI Commerce, Inc.	22,400	318,304
#	Guess?, Inc.	2,600	67,704
* #	Gymboree Corp.	12,400	426,560
	H&R Block, Inc.	14,000	211,960
* #	Hanesbrands, Inc.	10,200	167,892
#	Harley-Davidson, Inc.	53,400	1,183,344
	Harman International Industries, Inc.	12,600	229,194
	Harte-Hanks, Inc.	14,558	120,249
	Hasbro, Inc.	9,570	255,136
	Haverty Furniture Co., Inc.	10,420	113,057
	Haverty Furniture Co., Inc. Class A	500	5,450
*	Hawk Corp.	4,000	57,400
	Hearst-Argyle Television, Inc.	22,100	99,450
	Heelys, Inc.	7,843	14,353
*	Helen of Troy, Ltd.	13,100	208,945
* #	Hibbett Sporting Goods, Inc.	9,600	200,160
	Hillenbrand, Inc.	4,500	81,810
*	Hollywood Media Corp.	5,100	4,896
#	Home Depot, Inc.	84,469	2,223,224
	Hooker Furniture Corp.	1,800	21,096
* #	Hot Topic, Inc.	23,000	281,520
* #	Hovnanian Enterprises, Inc. Class A	200	554
*	HSN, Inc.	3,260	22,527
*	Iconix Brand Group, Inc.	30,620	436,641

4

	Interactive Data Corp.	18,100	406,888
	Interface, Inc. Class A	6,101	35,325
	International Game Technology	100	1,235
	International Speedway Corp. Class A	12,100	286,528
* #	Interpublic Group of Companies, Inc.	154,698	968,409
*	Interstate Hotels & Resorts, Inc.	6,500	3,120
*	iRobot Corp.	10,910	125,138
*	Isle of Capri Casinos, Inc.	14,100	151,434
* #	ITT Educational Services, Inc.	2,600	262,002
*	J. Alexander’s Corp.	5,096	20,384
*	J. Crew Group, Inc.	400	6,884
#	J.C. Penney Co., Inc.	90,573	2,779,685
* #	Jack in the Box, Inc.	16,700	410,653
	Jackson Hewitt Tax Service, Inc.	13,900	67,971
*	JAKKS Pacific, Inc.	4,300	54,395
*	Jarden Corp.	37,340	750,534
*	Jo-Ann Stores, Inc.	14,300	261,976
#	Johnson Controls, Inc.	97,400	1,851,574
	Johnson Outdoors, Inc.	300	1,902
	Jones Apparel Group, Inc.	27,400	253,176
* #	Jos. A. Bank Clothiers, Inc.	8,800	355,872
*	K12, Inc.	1,500	26,370
	KB HOME	42,500	767,975
	Kenneth Cole Productions, Inc. Class A	2,300	15,916
	Kimball International, Inc. Class B	14,644	80,396
*	Knology, Inc.	2,400	17,040
* #	Kohl’s Corp.	38,000	1,723,300
*	Kona Grill, Inc.	200	420
*	Krispy Kreme Doughnuts, Inc.	30,000	118,200
	KSW, Inc.	98	266
	K-Swiss, Inc. Class A	16,800	168,672
	LaCrosse Footwear, Inc.	2,179	16,800
*	Lakeland Industries, Inc.	1,036	7,760
*	Lakes Entertainment, Inc.	5,885	18,479
* #	Lamar Advertising Co.	3,800	64,220
* #	Las Vegas Sands Corp.	2,100	16,422
*	Lazare Kaplan International, Inc.	995	1,333
	La-Z-Boy, Inc.	300	798
*	LeapFrog Enterprises, Inc.	15,900	28,461
	Leggett & Platt, Inc.	90,110	1,293,980
	Lennar Corp. Class A	52,173	508,165
	Lennar Corp. Class B	5,838	45,128
*	Liberty Global, Inc. Class A	52,800	870,672
* #	Liberty Global, Inc. Series C	45,685	747,407
*	Liberty Media Corp. - Entertainment Class A	118,270	2,879,874
*	Liberty Media Corp. - Entertainment Class B	358	9,011
*	Liberty Media Corp. Capital Class A	51,949	607,803
*	Liberty Media Corp. Interactive Class A	96,443	511,148
*	Liberty Media Corp. Interactive Class B	500	2,735
*	Life Time Fitness, Inc.	13,600	255,136
#	Lifetime Brands, Inc.	1,411	3,965
	Limited Brands, Inc.	77,520	885,278
*	Lincoln Educational Services Corp.	10,105	167,642
*	Live Nation, Inc.	26,000	101,660
	Liz Claiborne, Inc.	25,240	119,638

5

* #	LKQ Corp.	73,300	1,244,634
*	Lodgian, Inc.	3,788	9,735
#	Lowe’s Companies, Inc.	87,358	1,878,197
*	Luby’s, Inc.	14,100	75,576
*	Lumber Liquidators, Inc.	1,800	26,928
	M/I Homes, Inc.	10,772	164,488
#	Macy’s, Inc.	138,411	1,893,462
*	Maidenform Brands, Inc.	11,335	144,521
	Marine Products Corp.	13,936	64,802
*	MarineMax, Inc.	4,055	18,450
#	Marriott International, Inc. Class A	20,670	486,985
*	Martha Stewart Living Omnimedia, Inc.	12,300	44,526
* #	Marvel Entertainment, Inc.	8,300	247,672
	Mattel, Inc.	72,582	1,085,827
	Matthews International Corp. Class A	4,730	148,144
*	McCormick & Schmick’s Seafood Restaurants, Inc.	3,315	23,470
#	McDonald’s Corp.	29,179	1,554,949
	McGraw-Hill Companies, Inc.	12,300	370,845
	MDC Holdings, Inc.	19,100	652,838
*	Mediacom Communications Corp.	11,835	67,341
#	Meredith Corp.	18,700	468,996
*	Meritage Homes Corp.	13,200	274,692
* #	MGM Mirage	200	1,676
*	Midas, Inc.	2,446	24,460
	Modine Manufacturing Co.	200	764
* #	Mohawk Industries, Inc.	27,600	1,305,756
*	Monarch Casino & Resort, Inc.	7,000	71,540
	Monro Muffler Brake, Inc.	11,762	293,697
* #	Morgans Hotel Group	4,700	20,163
*	Morningstar, Inc.	1,500	59,505
*	Morton’s Restaurant Group, Inc.	5,000	23,200
	Movado Group, Inc.	9,455	86,702
*	MTR Gaming Group, Inc.	3,000	6,180
*	Multimedia Games, Inc.	18,101	38,374
*	Nathan’s Famous, Inc.	2,186	30,713
	National CineMedia, Inc.	10,994	159,743
	National Presto Industries, Inc.	3,391	241,643
* #	Netflix, Inc.	9,300	421,383
*	New Motion, Inc.	1,234	1,148
*	New York & Co., Inc.	9,200	53,360
	Newell Rubbermaid, Inc.	69,175	722,879
	News Corp. Class A	318,443	2,630,339
#	News Corp. Class B	81,747	745,533
	NIKE, Inc. Class B	16,550	868,378
	Nobility Homes, Inc.	1,152	10,080
	Nordstrom, Inc.	7,900	178,777
	Nutri/System, Inc.	7,167	98,475
* #	NVR, Inc.	1,800	909,666
*	Office Depot, Inc.	900	2,331
	OfficeMax, Inc.	1,100	8,195
#	Omnicom Group, Inc.	16,400	516,108
	Orleans Homebuilders, Inc.	2,500	5,250
	O’Charleys, Inc.	2,040	14,219
* #	O’Reilly Automotive, Inc.	32,730	1,271,560
*	Outdoor Channel Holdings, Inc.	12,753	95,392

6

* #	Overstock.com, Inc.	5,347	72,078
	Oxford Industries, Inc.	3,500	34,090
* #	P.F. Chang’s China Bistro, Inc.	12,900	389,322
*	Pacific Sunwear of California, Inc.	5,200	21,060
*	Palm Harbor Homes, Inc.	11,087	33,704
* #	Panera Bread Co.	4,600	257,646
*	Papa John’s International, Inc.	6,566	174,262
*	PC Mall, Inc.	2,200	14,080
*	Penn National Gaming, Inc.	46,500	1,581,930
	Pennichuck Corp.	2,277	46,678
#	Penske Automotive Group, Inc.	16,400	217,300
*	Perry Ellis International, Inc.	4,300	31,519
* #	PetMed Express, Inc.	5,800	94,308
	PetSmart, Inc.	13,592	310,985
	Phillips-Van Heusen Corp.	28,932	839,896
* #	Pinnacle Entertainment, Inc.	5,700	71,136
*	Playboy Enterprises, Inc. Class B	5,500	16,555
#	Polaris Industries, Inc.	5,400	180,630
#	Polo Ralph Lauren Corp.	13,900	748,376
#	Pool Corp.	20,278	362,165
	Pre-Paid Legal Services, Inc.	3,800	139,954
* #	Priceline.com, Inc.	3,200	310,688
	PRIMEDIA, Inc.	1,300	5,070
* #	Princeton Review, Inc.	13,859	60,148
* #	Progressive Gaming International Corp.	1	—
*	Proliance International, Inc.	100	23
#	Pulte Homes, Inc.	89,800	1,033,598
*	Quiksilver, Inc.	33,600	55,440
*	R.H. Donnelley Corp.	400	56
#	RadioShack Corp.	41,600	585,728
*	Rainmaker Systems, Inc.	5,112	5,112
*	Raser Technologies, Inc.	9,100	35,581
*	RC2 Corp.	8,492	96,045
	RCN Corp.	16,542	67,822
*	Reading International, Inc. Class A	2,900	10,222
*	Red Lion Hotels Corp.	2,500	11,425
*	Red Robin Gourmet Burgers, Inc.	5,499	135,000
	Regis Corp.	11,400	218,196
*	Rent-A-Center, Inc.	40,650	782,512
*	Rentrak Corp.	2,469	23,949
*	Rex Stores Corp.	7,200	85,680
* #	Rocky Brands, Inc.	3,035	11,078
	Ross Stores, Inc.	10,200	386,988
#	Royal Caribbean Cruises, Ltd.	33,300	490,509
*	Rubio’s Restaurants, Inc.	3,681	19,693
	Ruby Tuesday, Inc.	5,400	41,472
	Ryland Group, Inc.	17,069	353,499
*	Saga Communications, Inc.	1,129	10,511
*	Sally Beauty Holdings, Inc.	27,200	201,280
	Sauer-Danfoss, Inc.	7,300	30,295
	Scholastic Corp.	200	3,946
* #	Scientific Games Corp.	31,090	543,764
	Scripps Networks Interactive	4,400	120,736
* #	Sears Holdings Corp.	40,650	2,539,405
	Service Corp. International	155,900	706,227

7

	Sherwin-Williams Co.	6,700	379,488
	Shiloh Industries, Inc.	4,053	10,132
*	Shoe Carnival, Inc.	5,698	66,439
*	Shuffle Master, Inc.	23,497	89,524
*	Shutterfly, Inc.	11,011	141,051
	Signet Jewelers, Ltd. ADR	1,898	30,121
	Sinclair Broadcast Group, Inc. Class A	10,056	11,162
*	Skechers U.S.A., Inc. Class A	21,000	245,700
	Skyline Corp.	4,100	84,993
*	Smith & Wesson Holding Corp.	8,700	62,379
	Snap-On, Inc.	34,800	1,180,416
#	Sonic Automotive, Inc.	21,400	110,424
* #	Sonic Corp.	14,273	155,861
	Sotheby’s Class A	14,800	171,828
	Spartan Motors, Inc.	7,440	60,041
	Speedway Motorsports, Inc.	18,593	278,895
*	Sport Chalet, Inc. Class A	100	59
	Sport Supply Group, Inc.	6,127	36,885
	Stage Stores, Inc.	5,200	63,700
*	Stamps.com, Inc.	6,600	61,776
	Standard Motor Products, Inc.	4,385	17,540
	Standard Pacific Corp.	8,351	15,616
	Stanley Furniture, Inc.	4,300	44,118
#	Staples, Inc.	34,855	718,710
*	Starbucks Corp.	36,500	527,790
#	Starwood Hotels & Resorts Worldwide, Inc.	36,500	761,390
	Stein Mart, Inc.	600	2,622
*	Steinway Musical Instruments, Inc.	4,055	54,459
*	Steven Madden, Ltd.	9,606	282,609
	Stewart Enterprises, Inc.	23,500	82,015
*	Stoneridge, Inc.	400	924
#	Strayer Education, Inc.	370	70,082
	Sturm Ruger & Co., Inc.	9,200	113,252
#	Superior Industries International, Inc.	6,360	95,909
	Superior Uniform Group, Inc.	4,706	35,907
*	Syms Corp.	305	1,726
	Systemax, Inc.	12,441	209,755
	Talbots, Inc.	17,200	40,592
	Tandy Brand Accessories, Inc.	387	824
*	Tandy Leather Factory, Inc.	389	1,070
	Target Corp.	37,593	1,551,087
#	Tempur-Pedic International, Inc.	17,967	231,056
*	Tenneco Automotive, Inc.	800	2,448
* #	Texas Roadhouse, Inc.	27,498	312,927
*	The Children’s Place Retail Stores, Inc.	15,571	442,839
* #	The DIRECTV Group, Inc.	43,400	1,073,282
* #	The Dress Barn, Inc.	33,400	505,676
	The Marcus Corp.	11,500	146,050
	The Men’s Wearhouse, Inc.	19,495	363,387
#	The New York Times Co. Class A	77,800	418,564
	The Pep Boys - Manny, Moe & Jack	26,200	193,880
#	The Stanley Works	21,000	798,630
*	The Steak n Shake Co.	16,000	184,960
	The TJX Companies, Inc.	12,700	355,219
* #	The Walking Co. Holdings, Inc.	706	1,341

8

*	The Wet Seal, Inc. Class A	29,188	111,206
#	Thor Industries, Inc.	23,500	540,265
*	Ticketmaster Entertainment, Inc.	5,260	27,668
#	Tiffany & Co.	31,420	909,295
* #	Timberland Co. Class A	26,400	428,736
	Time Warner Cable, Inc.	88,298	2,845,845
	Time Warner, Inc.	173,757	3,793,115
* #	TiVo, Inc.	24,756	185,670
*	Toll Brothers, Inc.	46,400	940,064
* #	Tractor Supply Co.	12,400	500,712
*	Trans World Entertainment Corp.	800	544
* #	True Religion Apparel, Inc.	8,780	138,373
*	TRW Automotive Holdings Corp.	26,500	228,430
*	Tuesday Morning Corp.	600	2,046
#	Tupperware Corp.	5,590	139,918
*	Tween Brands, Inc.	2,900	8,468
	Tyco Electronics, Ltd.	57,625	1,004,980
*	Ulta Salon, Cosmetics & Fragrance, Inc.	1,200	10,500
* #	Under Armour, Inc. Class A	200	4,708
*	Unifi, Inc.	35,389	31,850
	Unifirst Corp.	9,100	339,339
*	Universal Electronics, Inc.	7,656	143,473
*	Universal Technical Institute, Inc.	6,800	96,832
*	Urban Outfitters, Inc.	6,400	124,736
#	V.F. Corp.	28,100	1,665,487
*	Vail Resorts, Inc.	9,336	272,611
*	Valassis Communications, Inc.	13,000	67,210
	Value Line, Inc.	353	9,902
* #	VCG Holding Corp.	1,084	2,135
*	Viacom, Inc. Class A	2,742	56,622
*	Viacom, Inc. Class B	46,500	894,660
	Virco Manufacturing Corp.	1,099	3,495
* #	Volcom, Inc.	1,600	21,584
#	WABCO Holdings, Inc.	100	1,599
*	Warnaco Group, Inc.	14,102	406,702
*	Warner Music Group Corp.	13,500	72,630
	Washington Post Co.	1,062	444,543
#	Weight Watchers International, Inc.	4,700	116,936
	Wendy’s/Arby’s Group, Inc.	32,025	160,125
*	West Marine, Inc.	9,705	55,804
	Weyco Group, Inc.	3,522	96,679
	Whirlpool Corp.	28,600	1,291,576
	Wiley (John) & Sons, Inc. Class A	18,500	627,150
	Wiley (John) & Sons, Inc. Class B	1,385	47,145
*	Williams Controls, Inc.	700	3,780
	Williams-Sonoma, Inc.	13,100	183,400
	Winnebago Industries, Inc.	12,800	112,768
* #	WMS Industries, Inc.	13,100	420,641
	Wolverine World Wide, Inc.	10,700	222,881
	World Wrestling Entertainment, Inc.	10,700	114,490
*	WPT Enterprises, Inc.	2,818	2,113
	Wyndham Worldwide Corp.	18,500	216,080
* #	Wynn Resorts, Ltd.	4,800	188,304
	Yum! Brands, Inc.	13,600	453,560
* #	Zale Corp.	7,300	27,156

9

* #	Zumiez, Inc.	15,600	188,136
Total Consumer Discretionary			163,906,199

Consumer Staples — (5.6%)
	Alberto-Culver Co.	22,900	510,441
	Alico, Inc.	2,387	63,327
*	Alliance One International, Inc.	46,772	175,395
	Altria Group, Inc.	65,554	1,070,497
	American Italian Pasta Co.	1,230	38,671
#	Andersons, Inc.	8,300	133,381
	Archer-Daniels-Midland Co.	114,684	2,823,520
	Arden Group, Inc. Class A	101	11,817
#	Avon Products, Inc.	8,017	182,467
	B&G Foods, Inc.	13,200	80,784
*	Bare Escentuals, Inc.	3,300	30,558
* #	BJ’s Wholesale Club, Inc.	20,200	673,468
* #	Boston Beer Co., Inc. Class A	5,800	154,280
	Brown-Forman Corp. Class A	1,000	48,700
	Brown-Forman Corp. Class B	4,175	194,137
	Calavo Growers, Inc.	6,831	97,069
	Cal-Maine Foods, Inc.	9,861	261,021
#	Campbell Soup Co.	9,900	254,628
*	Caribou Coffee Co.	1,355	5,420
	Casey’s General Stores, Inc.	21,000	558,810
	CCA Industries, Inc.	1,128	3,271
* #	Central European Distribution Corp.	10,900	244,160
*	Central Garden & Pet Co.	10,091	97,075
*	Central Garden & Pet Co. Class A	3,464	31,418
*	Chattem, Inc.	2,649	145,457
#	Chiquita Brands International, Inc.	33,877	256,449
#	Church & Dwight Co., Inc.	10,600	576,746
	Clorox Co.	5,000	280,250
	Coca-Cola Bottling Co.	3,200	166,784
	Coca-Cola Co.	63,683	2,741,553
	Coca-Cola Enterprises, Inc.	128,600	2,193,916
	Colgate-Palmolive Co.	15,100	890,900
* #	Collective Brands, Inc.	32,100	466,092
	ConAgra, Inc.	117,700	2,083,290
*	Constellation Brands, Inc. Class A	53,840	624,006
*	Constellation Brands, Inc. Class B	1,843	21,655
	Corn Products International, Inc.	23,577	563,490
	Costco Wholesale Corp.	17,913	870,572
*	Craft Brewers Alliance, Inc.	1,492	3,238
*	Cuisine Solutions, Inc.	600	540
	CVS Caremark Corp.	241,184	7,664,828
*	Darling International, Inc.	7,600	43,472
* #	Dean Foods Co.	55,700	1,152,990
	Del Monte Foods Co.	126,115	952,168
	Diamond Foods, Inc.	6,161	161,357
*	Elizabeth Arden, Inc.	17,575	152,199
*	Energizer Holdings, Inc.	19,800	1,134,540
	Estee Lauder Companies, Inc.	5,700	170,430
	Farmer Brothers Co.	7,613	150,357
#	Flowers Foods, Inc.	8,400	194,040
*	Fresh Del Monte Produce, Inc.	10,347	150,238

10

#	General Mills, Inc.	15,530	787,216
	Great Atlantic & Pacific Tea, Inc.	9,100	66,794
* #	Green Mountain Coffee, Inc.	9,280	671,037
	Griffin Land & Nurseries, Inc. Class A	1,766	54,976
*	Hain Celestial Group, Inc.	22,600	377,194
*	Hansen Natural Corp.	9,400	383,144
#	Heinz (H.J.) Co.	8,700	299,454
#	Hormel Foods Corp.	24,300	760,347
	Imperial Sugar Co.	7,500	49,125
	Ingles Market, Inc. Class A	4,346	67,841
*	Integrated Biopharma, Inc.	3,100	318
	Inter Parfums, Inc.	5,079	39,413
	J & J Snack Foods Corp.	9,500	368,220
	J.M. Smucker Co.	16,700	657,980
#	Kellogg Co.	12,400	522,164
#	Kimberly-Clark Corp.	14,546	714,790
	Kraft Foods, Inc.	258,941	6,059,219
#	Lancaster Colony Corp.	11,300	494,940
	Lance, Inc.	14,291	330,980
* #	Lifeway Foods, Inc.	1,900	17,138
	Lorillard, Inc.	5,200	328,276
#	Mannatech, Inc.	7,930	34,654
*	Maui Land & Pineapple Co., Inc.	1,700	10,795
#	McCormick & Co., Inc.	1,100	32,395
*	Medifast, Inc.	6,205	43,373
	Molson Coors Brewing Co.	31,200	1,193,400
*	Monterey Pasta Co.	400	528
	Nash-Finch Co.	6,200	181,598
*	National Beverage Corp.	16,257	171,186
*	Natural Alternatives International, Inc.	2,465	14,815
*	NBTY, Inc.	30,100	779,891
	Nu Skin Enterprises, Inc. Class A	25,400	325,628
	Oil-Dri Corp. of America	3,793	61,219
*	Omega Protein Corp.	4,497	14,345
*	Orchids Paper Products Co.	1,900	32,490
*	Overhill Farms, Inc.	3,762	16,553
*	Pantry, Inc.	14,407	340,293
*	Parlux Fragrances, Inc.	2,671	6,410
*	Peet’s Coffee & Tea, Inc.	7,000	190,960
#	Pepsi Bottling Group, Inc.	27,600	863,052
	PepsiAmericas, Inc.	38,400	943,488
#	PepsiCo, Inc.	40,335	2,007,070
	Philip Morris International, Inc.	63,174	2,286,899
#	Pilgrim’s Pride Corp.	8,600	34,400
*	Prestige Brands Holdings, Inc.	25,517	164,840
	PriceSmart, Inc.	12,317	219,858
#	Procter & Gamble Co.	98,325	4,861,188
	Ralcorp Holdings, Inc.	4,400	251,504
	Reliv’ International, Inc.	2,518	7,806
* #	Revlon, Inc.	12,622	59,828
#	Reynolds American, Inc.	34,100	1,295,118
	Rocky Mountain Chocolate Factory, Inc.	4,490	27,793
#	Ruddick Corp.	19,653	504,296
	Safeway, Inc.	71,321	1,408,590
	Sanderson Farms, Inc.	10,825	431,917

11

*	Sanfilippo (John B.) & Son, Inc.	2,000	11,400
	Sara Lee Corp.	58,800	489,216
*	Schiff Nutrition International, Inc.	4,332	20,794
	Seaboard Corp.	130	121,550
*	Seneca Foods Corp. Class A	1,200	29,310
*	Smart Balance, Inc.	32,734	230,120
*	Smithfield Foods, Inc.	87,400	755,136
	Spartan Stores, Inc.	10,116	164,587
* #	Spectrum Brands, Inc.	5,200	624
* #	Star Scientific, Inc.	21,998	108,230
	SUPERVALU, Inc.	40,405	660,622
	Sysco Corp.	14,200	331,286
	Tasty Baking Co.	586	2,490
#	The Hershey Co.	5,300	191,542
	The Kroger Co.	32,600	704,812
#	Tootsie Roll Industries, Inc.	12,417	302,354
*	TreeHouse Foods, Inc.	16,812	447,031
	Tyson Foods, Inc. Class A	60,911	642,002
* #	United Natural Foods, Inc.	21,300	485,214
	United-Guardian, Inc.	800	5,600
	Universal Corp.	12,600	380,016
*	USANA Health Services, Inc.	5,433	129,903
#	Vector Group, Ltd.	14,765	199,032
	Village Super Market, Inc.	1,600	49,568
	Walgreen Co.	46,470	1,460,552
	Wal-Mart Stores, Inc.	50,770	2,558,808
	WD-40 Co.	6,310	170,749
	Weis Markets, Inc.	15,380	568,906
#	Whole Foods Market, Inc.	1,100	22,803
*	Winn-Dixie Stores, Inc.	31,704	363,328
*	Zapata Corp.	3,456	21,738
Total Consumer Staples			75,053,941

Energy — (7.1%)
*	Abraxas Petroleum Corp.	5,592	4,921
	Adams Resources & Energy, Inc.	1,577	23,261
*	Allis-Chalmers Energy, Inc.	9,600	18,528
	Alon USA Energy, Inc.	23,483	298,234
* #	Alpha Natural Resources, Inc.	2,500	51,200
*	American Oil & Gas, Inc.	1,208	809
	Anadarko Petroleum Corp.	65,242	2,809,321
	Apache Corp.	58,503	4,262,529
*	Approach Resources, Inc.	400	2,840
#	Arch Coal, Inc.	1,300	18,161
* #	Arena Resources, Inc.	14,600	418,582
	Atlas America, Inc.	3,050	47,458
* #	ATP Oil & Gas Corp.	1,600	11,456
*	Atwood Oceanics, Inc.	5,175	115,506
*	Aventine Renewable Energy Holdings, Inc.	291	25
	Baker Hughes, Inc.	11,698	416,215
	Barnwell Industries, Inc.	900	3,915
*	Basic Energy Services, Inc.	4,600	46,920
	Berry Petroleum Corp. Class A	1,700	28,016
*	Bill Barret Corp.	20,214	525,160
#	BJ Services Co.	27,100	376,419

12

*	Bolt Technology Corp.	1,950	19,831
*	Boots & Coots International Well Control, Inc.	15,400	26,488
*	BPZ Resources, Inc.	5,100	27,795
*	Brigham Exploration Co.	12,700	29,718
* #	Bristow Group, Inc.	13,000	295,880
*	Bronco Drilling Co., Inc.	3,800	20,862
	Cabot Oil & Gas Corp.	12,100	365,299
*	Cal Dive International, Inc.	55,788	441,841
*	Callon Petroleum Co.	5,800	10,208
*	Cameron International Corp.	5,400	138,132
	CARBO Ceramics, Inc.	10,900	334,739
*	Carrizo Oil & Gas, Inc.	7,300	90,009
*	Cheniere Energy, Inc.	21,278	83,835
	Chesapeake Energy Corp.	47,104	928,420
	Chevron Corp.	158,330	10,465,613
	Cimarex Energy Co.	25,700	691,330
	CKX Lands, Inc.	39	447
*	Clayton Williams Energy, Inc.	2,778	83,423
*	CNX Gas Corp.	7,374	189,880
*	Complete Production Services, Inc.	3,200	21,376
* #	Comstock Resources, Inc.	25,700	885,622
* #	Concho Resources, Inc.	24,749	678,618
	ConocoPhillips	196,350	8,050,350
	CONSOL Energy, Inc.	2,000	62,560
*	Contango Oil & Gas Co.	6,800	257,652
*	CREDO Petroleum Corp.	5,480	45,210
#	Crosstex Energy, Inc.	5,300	10,441
*	Crusader Energy Group, Inc.	700	56
*	CVR Energy, Inc.	1,500	11,040
*	Dawson Geophysical Co.	1,900	37,354
	Delek US Holdings, Inc.	17,000	174,590
* #	Delta Petroleum Corp.	8,800	25,872
*	Denbury Resources, Inc.	5,800	94,424
	Devon Energy Corp.	82,570	4,281,254
#	Diamond Offshore Drilling, Inc.	6,262	453,431
*	Dresser-Rand Group, Inc.	34,300	844,809
* #	Dril-Quip, Inc.	2,000	68,760
*	Dune Energy, Inc.	315	38
#	El Paso Corp.	26,887	185,520
*	Encore Acquisition Co.	24,982	729,225
	ENSCO International, Inc.	30,154	852,755
#	EOG Resources, Inc.	27,337	1,735,353
*	Evolution Petroleum Corp.	4,056	9,288
*	EXCO Resources, Inc.	20,700	243,846
*	Exterran Holdings, Inc.	11,035	227,873
	Exxon Mobil Corp.	232,529	15,502,708
* #	FMC Technologies, Inc.	4,700	160,881
*	Forest Oil Corp.	6,600	105,600
	Foundation Coal Holdings, Inc.	3,500	56,840
#	Frontier Oil Corp.	21,600	274,536
*	FX Energy, Inc.	14,565	54,764
#	General Maritime Corp.	6,522	64,763
*	Geokinetics, Inc.	2,300	10,833
*	Geomet, Inc.	1,691	1,590
* #	GeoResources, Inc.	700	4,970

13

* #	Global Industries, Ltd.	6,100	39,467
* #	GMX Resources, Inc.	2,100	22,974
* #	Goodrich Petroleum Corp.	5,800	132,994
	Gulf Island Fabrication, Inc.	1,300	16,822
*	Gulfmark Offshore, Inc.	6,000	161,280
*	Gulfport Energy Corp.	6,200	18,414
	Halliburton Co.	16,263	328,838
*	Harvest Natural Resources, Inc.	25,200	128,520
* #	Helix Energy Solutions Group, Inc.	8,900	80,901
	Helmerich & Payne, Inc.	500	15,410
*	Hercules Offshore, Inc.	8,600	27,520
#	Hess Corp.	52,025	2,850,450
*	HKN, Inc.	2,684	4,563
#	Holly Corp.	26,300	551,248
*	Hornbeck Offshore Services, Inc.	6,400	148,672
* #	International Coal Group, Inc.	41,400	82,386
*	James River Coal Co.	1,900	27,056
	Lufkin Industries, Inc.	8,400	293,160
	Marathon Oil Corp.	136,394	4,050,902
* #	Mariner Energy, Inc.	20,700	235,566
#	Massey Energy Co.	800	12,728
*	Matrix Service Co.	10,000	95,800
* #	McMoran Exploration Co.	5,100	27,999
*	Meridian Resource Corp.	13,116	3,541
*	Mexco Energy Corp.	200	2,096
*	Mitcham Industries, Inc.	1,900	8,550
	Murphy Oil Corp.	33,300	1,588,743
*	Nabors Industries, Ltd.	20,698	314,817
*	NATCO Group, Inc. Class A	3,500	84,210
*	National-Oilwell, Inc.	32,701	990,186
*	Natural Gas Services Group, Inc.	2,900	28,942
*	Newfield Exploration Co.	19,400	604,892
*	Newpark Resources, Inc.	49,300	138,040
*	Noble Corp.	27,200	743,376
	Noble Energy, Inc.	30,100	1,708,175
	Occidental Petroleum Corp.	16,900	951,301
* #	Oceaneering International, Inc.	10,600	483,042
*	Oil States International, Inc.	12,100	228,690
*	OMNI Energy Services Corp.	3,200	3,680
	Overseas Shipholding Group, Inc.	18,959	544,313
	Panhandle Royalty Co.	4,225	72,459
*	Parallel Petroleum Corp.	3,000	3,990
*	Parker Drilling Co.	31,400	86,664
	Patterson-UTI Energy, Inc.	10,344	131,472
	Peabody Energy Corp.	752	19,845
	Penn Virginia Corp.	18,700	263,109
*	Petrohawk Energy Corp.	37,650	888,540
*	Petroleum Development Corp.	11,300	183,173
* #	PetroQuest Energy, Inc.	7,000	21,070
*	PHI, Inc. Non-Voting	3,900	44,148
*	Pioneer Drilling Co.	7,400	37,000
	Pioneer Natural Resources Co.	19,100	441,592
*	Plains Exploration & Production Co.	19,564	369,173
*	PowerSecure International, Inc.	7,600	31,464
	Precision Drilling Trust	6,070	28,590

14

*	Pride International, Inc.	17,276	392,165
* #	Quicksilver Resources, Inc.	3,400	27,642
#	Range Resources Corp.	12,200	487,634
	Rowan Companies, Inc.	23,193	362,043
	RPC, Inc.	25,700	274,990
#	Schlumberger, Ltd.	15,088	739,161
*	SEACOR Holdings, Inc.	11,468	753,677
#	Smith International, Inc.	1,239	32,028
*	Southwestern Energy Co.	7,000	251,020
	Spectra Energy Corp.	29,459	427,155
	St. Mary Land & Exploration Co.	9,912	177,127
*	Stone Energy Corp.	6,240	26,894
	Sunoco, Inc.	31,500	835,065
*	Superior Energy Services, Inc.	16,945	325,513
*	Superior Well Services, Inc.	10,000	107,000
* #	Swift Energy Corp.	9,600	103,872
*	T-3 Energy Services, Inc.	300	4,029
#	Tesoro Petroleum Corp.	78,700	1,200,175
*	Teton Energy Corp.	1,858	687
*	TETRA Technologies, Inc.	13,400	76,648
*	TGC Industries, Inc.	534	1,700
	The Williams Companies, Inc.	15,135	213,403
	Tidewater, Inc.	26,715	1,155,424
	Toreador Resources Corp.	4,700	17,390
*	Transmeridian Exploration, Inc.	900	19
* #	Trico Marine Services, Inc.	2,900	11,252
*	Tri-Valley Corp.	1,800	2,250
* #	TXCO Resources, Inc.	6,000	2,820
*	Union Drilling, Inc.	4,300	25,757
* #	Unit Corp.	17,000	463,930
*	Uranium Resources, Inc.	2,100	3,087
#	USEC, Inc.	65,000	402,350
*	VAALCO Energy, Inc.	30,500	145,485
	Valero Energy Corp.	99,700	1,978,048
*	Venoco, Inc.	4,000	17,480
#	W&T Offshore, Inc.	16,000	148,480
*	Weatherford International, Ltd.	11,400	189,582
*	Western Refining, Inc.	31,900	401,621
*	Westmoreland Coal Co.	2,531	21,513
*	Whiting Petroleum Corp.	12,984	425,356
#	World Fuel Services Corp.	11,600	442,308
	XTO Energy, Inc.	49,432	1,713,313
Total Energy			94,737,674

Financials — (14.6%)
	1st Source Corp.	13,997	274,901
	21st Century Holding Co.	1,554	6,169
	Abington Bancorp, Inc.	14,443	126,954
	Access National Corp.	1,483	8,957
	Advance America Cash Advance Centers, Inc.	3,100	12,400
	Advanta Corp. Class B	7,135	8,348
*	Affiliated Managers Group, Inc.	10,100	574,185
	Affirmative Insurance Holdings, Inc.	1,700	5,627
	AFLAC, Inc.	23,300	673,137
*	Allegheny Corp.	1,243	315,299

15

	Alliance Bancorp, Inc. of Pennsylvania	732	6,076
	Alliance Financial Corp.	800	16,776
	Allied World Assurance Co. Holdings, Ltd.	1,169	43,417
	Allstate Corp.	91,407	2,132,525
*	Alphatec Holdings, Inc.	14,188	29,085
	Amcore Financial, Inc.	5,220	7,673
	American Bancorp of New Jersey, Inc.	5,092	51,327
	American Equity Investment Life Holding Co.	300	1,689
#	American Express Co.	34,000	857,480
	American Financial Group, Inc.	68,646	1,206,797
*	American Independence Corp.	24	84
	American National Bankshares, Inc.	2,125	33,511
	American National Insurance Co.	2,621	177,887
	American Physicians Capital, Inc.	4,367	181,929
	American River Bankshares	2,022	20,887
*	American Safety Insurance Holdings, Ltd.	700	7,966
	American West Bancorporation	700	560
* #	AmeriCredit Corp.	55,980	569,317
	Ameriprise Financial, Inc.	10,098	266,082
	Ameris Bancorp	7,659	50,166
*	Amerisafe, Inc.	9,966	153,078
	AmeriServe Financial, Inc.	3,367	5,960
	AmTrust Financial Services, Inc.	24,765	226,104
	AON Corp.	21,724	916,753
*	Argo Group International Holdings, Ltd.	21,093	590,393
	Arrow Financial Corp.	5,260	139,285
	Aspen Insurance Holdings, Ltd.	24,754	583,699
	Asset Acceptance Capital Corp.	17,000	140,930
	Associated Banc-Corp.	81,781	1,265,152
	Assurant, Inc.	6,600	161,304
	Assured Guaranty, Ltd.	1,000	9,660
	ASTA Funding, Inc.	929	2,676
	Astoria Financial Corp.	55,200	455,952
	Atlantic Coast Federal Corp.	1,500	3,442
	Auburn National Bancorporation, Inc.	600	13,950
	Axis Capital Holdings, Ltd.	2,050	50,512
* #	B of I Holding, Inc.	1,598	10,243
	Baldwin & Lyons, Inc. Class B	4,200	84,210
	BancFirst Corp.	10,800	461,160
	Banco Santander SA Sponsored ADR	833	7,622
	Bancorp Rhode Island, Inc.	1,598	29,579
	BancorpSouth, Inc.	24,985	580,901
	BancTrust Financial Group, Inc.	8,300	54,614
	Bank Mutual Corp.	29,001	297,840
	Bank of America Corp.	697,298	6,226,871
	Bank of Commerce Holdings	2,369	12,437
*	Bank of Florida Corp.	5,450	17,440
	Bank of Granite Corp.	3,400	7,140
	Bank of Hawaii Corp.	6,750	237,195
	Bank of New York Mellon Corp.	172,418	4,393,211
	Bank of the Ozarks, Inc.	6,500	161,395
#	BankAtlantic Bancorp, Inc.	814	1,888
	BankFinancial Corp.	8,500	90,950
#	Banner Corp.	9,500	44,080
	Bar Harbor Bankshares	1,013	24,991

16

#	BB&T Corp.	99,384	2,319,623
	BCB Bancorp, Inc.	791	7,285
	Beacon Federal Bancorp, Inc.	1,400	12,250
*	Beneficial Mutual Bancorp, Inc.	12,706	127,822
	Berkshire Hills Bancorp, Inc.	6,179	139,398
*	Beverly Hills Bancorp, Inc.	2,600	57
	BGC Partners, Inc. Class A	6,801	17,615
#	BlackRock, Inc.	18,315	2,683,514
*	BNCCORP, Inc.	13	93
#	BOK Financial Corp.	16,500	621,390
	Boston Private Financial Holdings, Inc.	37,700	173,797
*	Broadpoint Securities Group, Inc.	35,743	154,052
	Brookline Bancorp, Inc.	36,650	363,568
	Brooklyn Federal Bancorp, Inc.	3,800	47,196
	Brown & Brown, Inc.	13,900	270,494
	Bryn Mawr Bank Corp.	4,800	94,224
	C&F Financial Corp.	159	2,345
	Cadence Financial Corp.	2,505	8,442
	California First National Bancorp	1,259	15,020
	Camden National Corp.	2,529	73,341
#	Capital City Bank Group, Inc.	7,984	120,079
#	Capital Corp. of the West	1,500	30
	Capital One Financial Corp.	63,780	1,067,677
	Capital Southwest Corp.	1,955	152,021
#	Capitol Bancorp, Ltd.	6,900	25,254
	Capitol Federal Financial	7,000	272,720
	Cardinal Financial Corp.	11,795	92,591
*	Carolina Bank Holdings, Inc.	900	3,600
	Cascade Financial Corp.	7,916	25,727
	Cash America International, Inc.	15,143	338,597
#	Cathay General Bancorp	25,011	280,623
	Center Bancorp, Inc.	4,535	33,105
	Center Financial Corp.	9,140	23,216
	Centerstate Banks of Florida, Inc.	2,685	32,247
*	Central Jersey Bancorp	3,391	20,312
	Central Pacific Financial Corp.	22,000	128,920
	Century Bancorp, Inc. Class A	670	9,681
	Chemical Financial Corp.	10,838	231,391
*	Chicopee Bancorp, Inc.	3,900	48,750
	Chubb Corp.	62,321	2,427,403
	Cincinnati Financial Corp.	66,527	1,593,322
	CIT Group, Inc.	65,931	146,367
#	Citigroup, Inc.	158,900	484,645
	Citizens Community Bancorp, Inc.	900	5,400
	Citizens Republic Bancorp, Inc.	4,300	7,224
* #	Citizens, Inc.	19,300	139,153
	City Holding Co.	9,860	290,771
	City National Corp.	26,100	955,260
	Clifton Savings Bancorp, Inc.	8,299	91,123
	CME Group, Inc.	12,950	2,866,482
	CNA Financial Corp.	75,326	901,652
*	CNA Surety Corp.	33,405	643,046
	CNB Financial Corp.	1,386	14,830
#	CoBiz Financial, Inc.	12,017	70,540
	Codorus Valley Bancorp, Inc.	190	1,662

17

#	Cohen & Steers, Inc.	6,300	92,736
#	Colony Bankcorp, Inc.	105	878
	Columbia Banking System, Inc.	6,919	68,498
	Comerica, Inc.	60,808	1,275,752
*	Command Security Corp.	900	2,862
#	Commerce Bancshares, Inc.	18,779	621,585
	Commercial National Financial Corp.	540	8,181
	Community Bank System, Inc.	24,995	411,168
	Community Trust Bancorp, Inc.	7,861	237,874
	Compass Diversified Holdings	16,422	146,813
*	CompuCredit Corp.	100	320
*	Conseco, Inc.	61,589	98,542
	Consolidated-Tokoma Land Co.	3,000	104,370
*	Consumer Portfolio Services, Inc.	300	222
*	Core-Mark Holding Co., Inc.	4,902	93,971
*	Cowen Group, Inc.	6,257	36,103
	Crawford & Co. Class A	1,841	7,180
	Crawford & Co. Class B	183	1,089
*	Crescent Financial Corp.	1,666	6,564
#	Cullen Frost Bankers, Inc.	14,600	687,514
#	CVB Financial Corp.	35,200	211,552
	Danvers Bancorp, Inc.	1,700	24,667
*	Dearborn Bancorp, Inc.	329	721
	Delphi Financial Group, Inc. Class A	13,300	229,691
*	Diamond Hill Investment Group, Inc.	1,238	49,594
	Dime Community Bancshares	17,835	148,744
	Discover Financial Services	193,647	1,574,350
*	Dollar Financial Corp.	9,914	100,131
	Donegal Group, Inc. Class A	11,178	163,646
	Donegal Group, Inc. Class B	1,947	30,266
* #	E*TRADE Financial Corp.	2,000	2,860
	East West Bancorp, Inc.	37,381	255,312
	Eastern Insurance Holdings, Inc.	3,549	28,640
	Eastern Virginia Bankshares, Inc.	1,053	9,424
	Eaton Vance Corp.	1,900	52,003
	ECB Bancorp, Inc.	153	2,567
*	eHealth, Inc.	9,357	179,561
	EMC Insurance Group, Inc.	4,638	105,097
	Employers Holdings, Inc.	25,610	213,587
*	Encore Bancshares, Inc.	1,754	16,032
*	Encore Capital Group, Inc.	13,700	119,738
	Endurance Specialty Holdings, Ltd.	38,019	994,577
	Enterprise Bancorp, Inc.	3,360	37,128
	Enterprise Financial Services Corp.	6,434	63,375
	Erie Indemnity Co.	16,742	591,327
	ESB Financial Corp.	4,255	46,848
	ESSA Bancorp, Inc.	9,962	135,882
	Evans Bancorp, Inc.	500	6,687
	Evercore Partners, Inc. Class A	4,600	86,848
	Everest Re Group, Ltd.	19,573	1,460,929
*	ExlService Holdings, Inc.	9,274	86,341
*	EZCORP, Inc. Class A	2,300	28,497
#	F.N.B. Corp.	48,714	366,329
	Farmers Capital Bank Corp.	1,209	25,655
	FBL Financial Group, Inc. Class A	10,700	61,525

18

*	FCStone Group, Inc.	2,300	7,107
	Federal Agriculture Mortgage Corp. Class C	2,300	7,268
	Federated Investors, Inc.	5,000	114,400
	Fidelity National Financial, Inc.	26,200	475,006
#	Fifth Third Bancorp	232,705	954,090
#	Financial Federal Corp.	15,286	376,188
	Financial Institutions, Inc.	1,970	29,254
*	First Acceptance Corp.	19,601	49,983
	First Advantage Bancorp	700	6,825
	First American Corp.	40,710	1,143,137
	First Bancorp	10,455	127,237
	First Bancorp, Inc.	1,007	17,572
#	First Busey Corp.	10,398	81,416
	First Business Financial Services, Inc.	1,140	14,330
*	First Cash Financial Services, Inc.	14,286	234,862
	First Citizens BancShares, Inc.	3,058	365,951
	First Commonwealth Financial Corp.	33,864	293,601
	First Community Bancshares, Inc.	4,941	71,397
	First Defiance Financial Corp.	3,509	36,143
	First Federal Bancshares of Arkansas, Inc.	124	498
	First Financial Bancorp	17,125	184,779
#	First Financial Bankshares, Inc.	4,898	241,373
	First Financial Corp.	5,778	214,364
	First Financial Holdings, Inc.	6,978	62,802
	First Financial Northwest, Inc.	11,880	95,872
	First Financial Service Corp.	444	7,104
#	First Horizon National Corp.	129,047	1,485,335
	First M&F Corp.	511	2,632
*	First Marblehead Corp.	395	758
	First Merchants Corp.	9,608	116,833
*	First Mercury Financial Corp.	9,013	119,152
	First Midwest Bancorp, Inc.	21,906	194,087
	First Niagara Financial Group, Inc.	72,163	977,087
	First Place Financial Corp.	3,448	19,585
	First Security Group, Inc.	6,111	23,588
	First South Bancorp, Inc.	3,537	40,888
	First United Corp.	500	5,000
	Firstbank Corp.	805	5,055
*	FirstCity Financial Corp.	1,686	5,311
	FirstMerit Corp.	35,339	685,930
#	Flagstar Bancorp, Inc.	7,400	10,730
	Flagstone Reinsurance Holdings, Ltd.	2,900	26,854
	Flushing Financial Corp.	13,706	126,232
	FNB United Corp.	2,428	7,745
	Forest City Enterprises, Inc. Class A	11,400	96,102
	Forest City Enterprises, Inc. Class B	427	3,548
* #	Forestar Group, Inc.	1,066	13,709
*	Fox Chase Bancorp, Inc.	2,615	24,790
*	FPIC Insurance Group, Inc.	4,705	143,691
#	Franklin Resources, Inc.	6,950	420,336
#	Frontier Financial Corp.	3,900	5,538
#	Fulton Financial Corp.	103,470	683,937
*	GAINSCO, INC.	950	2,707
#	Gallagher (Arthur J.) & Co.	18,000	404,640
#	GAMCO Investors, Inc.	1,960	98,294

19

#	Genworth Financial, Inc.	37,300	88,028
	German American Bancorp, Inc.	6,319	75,196
	GFI Group, Inc.	5,684	23,191
#	Glacier Bancorp, Inc.	23,623	361,904
	Goldman Sachs Group, Inc.	79,332	10,194,162
*	Golfsmith International Holdings, Inc.	300	318
	Great Southern Bancorp, Inc.	6,070	100,094
#	Greene Bancshares, Inc.	2,104	17,884
	Greenhill & Co., Inc.	2,863	221,968
*	Greenlight Capital Re, Ltd. Class A	3,000	46,440
	Grubb & Ellis Co.	4,608	4,285
*	Guaranty Bancorp	10,012	22,227
*	Guaranty Financial Group, Inc.	1	1
*	Hallmark Financial Services, Inc.	8,501	57,127
	Hampden Bancorp, Inc.	1,465	14,210
	Hampton Roads Bankshares, Inc.	1,355	10,095
#	Hancock Holding Co.	5,921	224,228
	Hanover Insurance Group, Inc.	30,043	900,689
	Harleysville Group, Inc.	10,714	309,849
	Harleysville National Corp.	24,107	211,418
	Harleysville Savings Financial Corp.	1,246	15,918
*	Harris & Harris Group, Inc.	10,300	49,852
	Hartford Financial Services Group, Inc.	20,600	236,282
	Hawthorn Bancshares, Inc.	200	2,398
	HCC Insurance Holdings, Inc.	38,000	908,960
	Heartland Financial USA, Inc.	5,991	88,547
	Heritage Commerce Corp.	4,642	37,507
	Heritage Financial Corp.	2,430	27,386
	Heritage Financial Group	101	817
	HF Financial Corp.	200	2,300
*	Hilltop Holdings, Inc.	34,900	395,417
	Hingham Institution for Savings	200	5,596
	HMN Financial, Inc.	212	1,018
	Home Bancshares, Inc.	8,896	196,157
	Home Federal Bancorp, Inc.	8,959	90,396
	HopFed Bancorp, Inc.	1,600	15,200
	Horace Mann Educators Corp.	2,700	23,706
	Horizon Bancorp	500	7,590
	Horizon Financial Corp.	241	359
	Hudson City Bancorp, Inc.	127,500	1,601,400
#	Huntington Bancshares, Inc.	133,686	372,984
	IBERIABANK Corp.	7,030	321,130
	Independence Holding Co.	5,200	26,884
	Independent Bank Corp. (453836108)	11,615	231,835
#	Independent Bank Corp. (453838104)	5,100	9,180
	Infinity Property & Casualty Corp.	7,323	258,063
* #	IntercontinentalExchange, Inc.	2,025	177,390
#	International Bancshares Corp.	23,800	321,538
	Intervest Bancshares Corp.	500	1,965
	Invesco, Ltd.	6,529	96,107
*	Investment Technology Group, Inc.	6,017	137,067
*	Investors Bancorp, Inc.	42,426	388,622
	Investors Title Co.	347	9,759
	IPC Holdings, Ltd.	38,300	997,332
#	Janus Capital Group, Inc.	8,200	82,246

20

	Jefferies Group, Inc.	89,778	1,756,955
	Jefferson Bancshares, Inc.	200	1,372
	JMP Group, Inc.	1,000	5,390
	Jones Lang LaSalle, Inc.	3,700	119,399
	JPMorgan Chase & Co.	633,250	20,897,250
*	KBW, Inc.	12,804	309,729
	Kearny Financial Corp.	38,365	427,770
	Kentucky First Federal Bancorp	1,549	16,567
#	KeyCorp	186,210	1,145,191
	K-Fed Bancorp	4,754	36,843
*	Knight Capital Group, Inc.	46,522	720,626
	Lakeland Bancorp, Inc.	11,263	95,848
	Lakeland Financial Corp.	7,129	133,811
	Landmark Bancorp, Inc.	1,000	16,680
	Legacy Bancorp, Inc.	4,612	48,841
	Legg Mason, Inc.	45,400	911,178
* #	Leucadia National Corp.	17,800	377,894
#	Life Partners Holdings, Inc.	2,478	46,388
	Lincoln National Corp.	21,200	238,288
*	Liquidity Services, Inc.	10,634	80,074
	LNB Bancorp, Inc.	884	5,070
	Loews Corp.	75,812	1,886,961
*	LoopNet, Inc.	12,800	109,952
*	Louisiana Bancorp, Inc.	500	6,900
#	M&T Bank Corp.	42,960	2,253,252
#	Macatawa Bank Corp.	4,700	14,899
	MainSource Financial Group, Inc.	12,698	109,965
* #	Markel Corp.	2,900	832,300
*	Market Leader, Inc.	3,600	6,948
*	MarketAxess Holdings, Inc.	15,101	144,819
*	Marlin Business Services, Inc.	3,160	10,080
	Marsh & McLennan Cos., Inc.	32,900	693,861
	Marshall & Ilsley Corp.	98,300	568,174
#	MasterCard, Inc. Class A	3,100	568,695
	Max Capital Group, Ltd.	4,252	70,371
	MB Financial, Inc.	16,043	218,666
* #	MBIA, Inc.	166,900	789,437
	MBT Financial Corp.	3,341	8,419
	Meadowbrook Insurance Group, Inc.	26,868	159,865
	Medallion Financial Corp.	9,217	67,929
#	Mercantile Bancorp, Inc.	1,350	8,842
	Mercantile Bank Corp.	2,651	10,259
	Mercer Insurance Group, Inc.	1,626	23,772
	Merchants Bancshares, Inc.	1,620	30,699
	Mercury General Corp.	24,670	833,353
*	Meridian Interstate Bancorp, Inc.	1,214	9,688
	MetLife, Inc.	103,949	3,092,483
	MetroCorp Bancshares, Inc.	1,365	4,395
*	MF Global, Ltd.	3,400	20,740
	MicroFinancial, Inc.	100	230
	MidSouth Bancorp, Inc.	1,900	20,387
#	Midwest Banc Holdings, Inc.	3,300	5,346
	Montpelier Re Holdings, Ltd.	32,315	402,645
	Moody’s Corp.	5,225	154,242
	Morgan Stanley	94,589	2,236,084

21

*	Move, Inc.	22,555	46,238
	MSB Financial Corp.	400	3,880
	MutualFirst Financial, Inc.	1,250	6,875
	Nara Bancorp, Inc.	14,800	54,908
	National Financial Partners Corp.	500	3,530
	National Interstate Corp.	9,767	157,737
	National Penn Bancshares, Inc.	23,763	192,243
	National Western Life Insurance Co. Class A	300	34,167
*	Navigators Group, Inc.	12,800	580,864
#	NBT Bancorp, Inc.	24,899	589,608
	Nelnet, Inc. Class A	21,430	129,223
	New England Bancshares, Inc.	1,100	6,721
	New Hampshire Thrift Bancshares, Inc.	1,472	13,351
	New Westfield Financial, Inc.	18,225	170,221
#	New York Community Bancorp, Inc.	85,650	968,701
	NewAlliance Bancshares, Inc.	63,752	823,038
	NewBridge Bancorp	528	1,125
*	Newport Bancorp, Inc.	1,100	12,452
*	NewStar Financial, Inc.	4,200	9,534
*	Nexity Financial Corp.	700	140
	North Valley Bancorp	500	2,415
	Northeast Community Bancorp, Inc.	5,046	37,870
	Northern Trust Corp.	8,009	435,369
	Northfield Bancorp, Inc.	10,513	118,797
	Northrim Bancorp, Inc.	2,000	22,900
	Northwest Bancorp, Inc.	20,208	355,257
	NYMAGIC, Inc.	1,300	15,327
	NYSE Euronext, Inc.	101,318	2,347,538
	Ocean Shore Holding Co.	1,740	12,511
	OceanFirst Financial Corp.	5,793	70,385
*	Ocwen Financial Corp.	35,600	395,872
	Odyssey Re Holdings Corp.	19,500	746,655
	Ohio Valley Banc Corp.	700	15,820
	Old National Bancorp	19,546	266,412
	Old Republic International Corp.	94,600	886,402
#	Old Second Bancorp, Inc.	7,548	40,759
	OneBeacon Insurance Group, Ltd.	15,597	181,237
	optionsXpress Holding, Inc.	21,046	346,417
*	Oritani Financial Corp.	13,402	190,174
	Osage Bancshares, Inc.	1,100	9,691
	Pacific Capital Bancorp	27,100	188,074
	Pacific Continental Corp.	2,000	22,960
*	Pacific Mercantile Bancorp	700	2,366
	PacWest Bancorp	11,211	163,344
	Pamrapo Bancorp, Inc.	1,900	14,250
#	Park National Corp.	6,682	447,360
	Parkvale Financial Corp.	900	9,549
	PartnerRe, Ltd.	4,502	306,991
	Patriot National Bancorp	78	307
	Peapack-Gladstone Financial Corp.	2,800	53,088
*	Penn Treaty American Corp.	4,402	660
	Penns Woods Bancorp, Inc.	600	15,000
*	Pennsylvania Commerce Bancorp, Inc.	515	11,381
*	Penson Worldwide, Inc.	7,466	75,705
	Peoples Bancorp, Inc.	6,533	108,252

22

	People’s United Financial, Inc.	100,425	1,568,638
*	PHH Corp.	8,256	138,536
*	PICO Holdings, Inc.	8,694	260,820
* #	Pinnacle Financial Partners, Inc.	12,292	219,289
	Platinum Underwriters Holdings, Ltd.	2,866	82,455
#	PNC Financial Services Group, Inc.	38,180	1,515,746
	Porter Bancorp, Inc.	2,894	42,339
* #	Portfolio Recovery Associates, Inc.	8,434	294,937
	Preferred Bank	3,551	15,340
	Premier Financial Bancorp, Inc.	1,250	6,244
	Princeton National Bancorp, Inc.	1,151	16,275
#	Principal Financial Group, Inc.	7,100	116,014
#	PrivateBancorp, Inc.	11,000	222,750
*	ProAssurance Corp.	19,955	876,823
* #	Progressive Corp.	33,600	513,408
	Prosperity Bancshares, Inc.	27,842	773,172
	Protective Life Corp.	18,000	154,260
	Providence Community Bancshares, Inc.	100	300
#	Provident Bankshares Corp.	17,100	150,309
	Provident Financial Holdings, Inc.	4,700	31,067
	Provident Financial Services, Inc.	36,200	386,254
	Provident New York Bancorp	22,203	188,059
	Prudential Bancorp, Inc. of Pennsylvania	1,666	19,526
	Prudential Financial, Inc.	12,110	349,737
	Pulaski Financial Corp.	2,732	19,124
	QC Holdings, Inc.	6,713	43,030
	Radian Group, Inc.	4,200	7,266
	Rainier Pacific Financial Group, Inc.	1,250	1,562
#	Raymond James Financial, Inc.	21,061	330,447
#	Regions Financial Corp.	279,000	1,252,710
	Reinsurance Group of America, Inc.	27,741	881,886
	Renasant Corp.	12,689	178,915
	Republic Bancorp, Inc. Class A	7,999	177,898
*	Republic First Bancorp, Inc.	200	1,646
	Resource America, Inc.	5,431	26,938
*	Rewards Network, Inc.	4,387	16,364
	Riverview Bancorp, Inc.	200	702
	RLI Corp.	7,584	364,260
	Rockville Financial, Inc.	7,345	69,116
*	Rodman & Renshaw Capital Group, Inc.	2,170	998
	Roma Financial Corp.	9,166	119,250
	Rome Bancorp, Inc.	2,991	26,919
	Royal Bancshares of Pennsylvania, Inc. Class A	1,328	3,108
	Rurban Financial Corp.	600	5,040
#	S&T Bancorp, Inc.	18,553	331,542
	S.Y. Bancorp, Inc.	6,055	152,707
	Safety Insurance Group, Inc.	8,869	293,120
	Salisbury Bancorp, Inc.	300	7,173
	Sanders Morris Harris Group, Inc.	764	3,453
	Sandy Spring Bancorp, Inc.	8,992	146,120
	SCBT Financial Corp.	6,309	145,549
*	Seabright Insurance Holdings	12,904	119,749
#	Seacoast Banking Corp. of Florida	8,764	36,984
#	Security Bank Corp.	4,021	2,292
	SEI Investments Co.	10,400	145,912

23

	Selective Insurance Group, Inc.	30,027	443,199
	Shore Bancshares, Inc.	1,418	27,495
	SI Financial Group, Inc.	2,757	11,028
#	Sierra Bancorp	3,247	38,996
*	Signature Bank	13,248	360,213
	Simmons First National Corp. Class A	7,240	187,733
*	SLM Corp.	700	3,381
	Smithtown Bancorp, Inc.	6,200	83,080
	Somerset Hills Bancorp	930	6,742
#	South Financial Group, Inc.	40,987	68,038
*	Southcoast Financial Corp.	900	4,995
	Southern Community Financial Corp.	6,110	22,057
	Southside Bancshares, Inc.	7,759	165,277
	Southwest Bancorp, Inc.	8,448	57,869
*	Specialty Underwriters’ Alliance, Inc.	1,554	5,579
#	StanCorp Financial Group, Inc.	25,050	687,121
	State Auto Financial Corp.	12,812	207,939
	State Bancorp, Inc.	7,347	60,539
#	State Street Corp.	66,700	2,276,471
	StellarOne Corp.	11,478	147,722
	Sterling Bancorp	13,638	156,019
	Sterling Bancshares, Inc.	37,100	246,715
#	Sterling Financial Corp.	10,100	32,219
	Stewart Information Services Corp.	8,800	198,968
*	Stifel Financial Corp.	5,600	275,688
	Student Loan Corp.	200	9,632
	Suffolk Bancorp	4,663	119,373
*	Sun Bancorp, Inc.	10,552	69,435
#	SunTrust Banks, Inc.	65,831	950,600
*	Superior Bancorp	75	317
	Susquehanna Bancshares, Inc.	53,600	432,016
*	Susser Holdings Corp.	6,700	96,815
* #	SVB Financial Group	16,650	345,654
	SWS Group, Inc.	14,900	190,571
	Synovus Financial Corp.	169,358	547,026
	T. Rowe Price Group, Inc.	10,500	404,460
	Taylor Capital Group, Inc.	4,579	19,461
	TCF Financial Corp.	54,900	763,659
*	TD Ameritrade Holding Corp.	26,900	427,979
	Teche Holding Co.	600	19,830
*	Tejon Ranch Co.	7,700	178,640
*	Tennessee Commerce Bancorp, Inc.	200	1,655
* ●	Teton Advisors, Inc.	29	—
*	Texas Capital Bancshares, Inc.	17,916	250,824
	TF Financial Corp.	800	15,200
	TFS Financial Corp.	24,600	288,558
*	The Bancorp, Inc.	4,208	22,765
	The Charles Schwab Corp.	25,100	463,848
* #	The NASDAQ OMX Group, Inc.	46,570	895,541
	The Phoenix Companies, Inc.	87,000	135,720
	The Savannah Bancorp, Inc.	671	5,626
* #	The St. Joe Co.	31,300	778,744
	The Travelers Companies, Inc.	100,570	4,137,450
	The Wilber Corp.	1,350	9,652
*	thinkorswim Group, Inc.	31,000	294,500

24

	Thomas Properties Group, Inc.	4,301	8,645
*	Thomas Weisel Partners Group, Inc.	4,441	20,073
	TIB Financial Corp.	2,407	7,510
	TierOne Corp.	2,400	5,088
	Tompkins Financial Corp.	4,305	181,456
#	Torchmark Corp.	12,400	363,692
	Tower Group, Inc.	10,936	297,350
	TowneBank	6,854	118,094
*	Tradestation Group, Inc.	18,780	152,306
	Transatlantic Holdings, Inc.	25,357	961,791
*	Tree.com, Inc.	876	5,624
	TriCo Bancshares	6,686	106,976
	TrustCo Bank Corp.	22,800	136,800
#	Trustmark Corp.	22,404	487,063
#	U.S. Bancorp	65,354	1,190,750
#	UCBH Holdings, Inc.	51,000	65,280
	UMB Financial Corp.	8,748	400,396
	Umpqua Holdings Corp.	35,603	341,433
	Union Bankshares Corp.	6,862	117,272
*	United America Indemnity, Ltd.	10,458	53,022
	United Bancshares, Inc.	500	4,750
#	United Bankshares, Inc.	19,740	512,056
*	United Capital Corp.	1,338	24,030
#	United Community Banks, Inc.	18,433	118,893
	United Community Financial Corp.	4,785	9,905
	United Financial Bancorp, Inc.	10,899	144,630
	United Fire & Casualty Co.	17,401	324,877
#	United Security Bancshares	1,437	10,404
	United Western Bancorp, Inc.	3,247	30,035
	Unitrin, Inc.	34,020	578,340
	Unity Bancorp, Inc.	2,239	8,172
*	Universal American Corp.	36,682	378,925
	Universal Insurance Holdings, Inc.	17,100	69,768
	Univest Corp. of Pennsylvania	4,896	102,180
	Unum Group	123,777	2,022,516
#	Validus Holdings, Ltd.	1,740	38,976
	Valley National Bancorp	27,660	400,240
	ViewPoint Financial Group	7,812	121,555
*	Virginia Commerce Bancorp, Inc.	4,300	13,760
	VIST Financial Corp.	400	3,372
	W. R. Berkley Corp.	39,800	951,618
#	Waddell & Reed Financial, Inc.	6,100	136,701
	Wainwright Bank & Trust Co.	95	736
*	Walter Investment Management Corp.	465	3,720
	Washington Banking Co.	983	7,717
	Washington Federal, Inc.	56,944	739,133
	Washington Trust Bancorp, Inc.	8,297	151,420
*	Waterstone Financial, Inc.	6,480	18,468
	Webster Financial Corp.	31,934	167,015
#	Wells Fargo & Co.	228,696	4,576,207
	Wesbanco, Inc.	14,175	281,941
	Wesco Financial Corp.	864	258,250
	West Bancorporation	8,010	70,488
#	West Coast Bancorp	7,352	20,733
	Westamerica Bancorporation	4,200	225,246

25

* #	Western Alliance Bancorp	19,067	124,126
	Westwood Holdings Group, Inc.	1,587	62,639
	White Mountains Insurance Group, Ltd.	4,371	836,260
	Whitney Holding Corp.	36,718	439,147
	Willis Group Holdings, Ltd.	1,797	49,435
	Wilmington Trust Corp.	39,186	568,589
	Wilshire Bancorp, Inc.	13,700	55,348
	Wintrust Financial Corp.	12,800	217,600
* #	World Acceptance Corp.	10,120	300,362
	WSB Holdings, Inc.	400	1,008
	WVS Financial Corp.	757	11,355
	Yadkin Valley Financial Corp.	5,876	48,183
	Zenith National Insurance Corp.	22,700	517,333
	Zions Bancorporation	67,331	735,928
*	ZipRealty, Inc.	6,946	19,518
Total Financials			194,730,417

Health Care — (8.6%)
*	A.D.A.M., Inc.	1,602	5,206
*	Abaxis, Inc.	8,269	125,027
	Abbott Laboratories	50,600	2,117,610
* #	ABIOMED, Inc.	9,000	60,030
*	Abraxis Bioscience, Inc.	525	25,462
*	Accelrys, Inc.	11,679	52,555
* #	Accuray, Inc.	29,200	176,660
* #	Acorda Therapeutics, Inc.	6,500	128,895
*	Adolor Corp.	6,425	14,456
	Aetna, Inc.	79,467	1,749,069
*	Affymax, Inc.	2,401	42,594
*	Affymetrix, Inc.	2,000	9,380
*	Air Methods Corp.	6,675	177,221
*	Akorn, Inc.	6,306	5,297
*	Albany Molecular Research, Inc.	1,530	14,933
*	Alexion Pharmaceuticals, Inc.	4,000	133,680
*	Alexza Pharmaceuticals, Inc.	8,466	14,054
* #	Align Technology, Inc.	26,022	322,933
*	Alkermes, Inc.	14,300	109,395
#	Allergan, Inc.	11,719	546,809
*	Alliance HealthCare Services, Inc.	13,554	106,670
*	Allied Healthcare International, Inc.	6,637	10,354
*	Allied Healthcare Products, Inc.	500	2,840
*	Allion Healthcare, Inc.	11,051	61,554
*	Allos Therapeutics, Inc.	17,591	107,833
#	Allscripts-Misys Healthcare Solutions, Inc.	21,928	272,346
* #	Almost Family, Inc.	2,000	49,400
*	Alnylam Pharmaceuticals, Inc.	8,515	156,421
* #	AMAG Pharmaceuticals, Inc.	7,400	331,890
* #	Amedisys, Inc.	6,286	210,832
*	America Services Group, Inc.	4,198	59,738
*	American Caresource Holding, Inc.	1,300	11,219
*	American Dental Partners, Inc.	6,760	46,948
*	American Medical Systems Holdings, Inc.	32,682	404,276
*	AMERIGROUP Corp.	21,100	630,257
	AmerisourceBergen Corp.	38,100	1,281,684
* #	Amgen, Inc.	54,108	2,622,615

26

*	AMICAS, Inc.	8,943	19,317
*	Amicus Therapeutics, Inc.	300	2,685
*	AMN Healthcare Services, Inc.	19,300	132,977
*	Amsurg Corp.	14,385	295,468
*	Amylin Pharmaceuticals, Inc.	1,400	15,316
*	Anadys Pharmaceuticals, Inc.	8,100	20,169
	Analogic Corp.	4,100	149,240
*	AngioDynamics, Inc.	15,000	190,050
*	Anika Therapeutics, Inc.	4,216	23,694
* #	Antigenics, Inc.	5,192	3,614
* #	Ardea Biosciences, Inc.	700	8,638
*	Arena Pharmaceuticals, Inc.	39,558	111,158
*	Arqule, Inc.	7,709	34,305
* #	Array BioPharma, Inc.	8,309	24,345
* #	ArthroCare Corp.	3,900	31,395
*	Aspect Medical Systems, Inc.	6,251	31,630
*	Assisted Living Concepts, Inc.	6,100	120,963
*	Athenahealth, Inc.	1,017	32,341
*	AtriCure, Inc.	3,000	3,720
	Atrion Corp.	514	46,034
*	ATS Medical, Inc.	35,121	93,773
*	Auxilium Pharmaceuticals, Inc.	6,600	151,140
*	Avigen, Inc.	400	492
#	Bard (C.R.), Inc.	2,400	171,912
	Baxter International, Inc.	17,718	859,323
	Beckman Coulter, Inc.	15,600	819,936
	Becton Dickinson & Co.	9,200	556,416
* #	BioCryst Pharmaceuticals, Inc.	3,950	15,642
*	Biodel, Inc.	500	2,400
* #	Biogen Idec, Inc.	13,500	652,590
*	Bio-Imaging Technologies, Inc.	3,676	14,704
* #	BioLase Technology, Inc.	2,000	2,080
* #	BioMarin Pharmaceutical, Inc.	14,551	187,126
*	BioMimetic Therapeutics, Inc.	9,239	79,548
*	Bio-Rad Laboratories, Inc. Class A	2,277	158,684
*	Bio-Rad Laboratories, Inc. Class B	200	13,981
*	Bio-Reference Laboratories, Inc.	5,500	141,185
*	BioSante Pharmaceuticals, Inc.	5,797	11,942
*	BioScrip, Inc.	3,921	12,469
*	BioSphere Medical, Inc.	1,100	2,090
*	Boston Scientific Corp.	157,421	1,323,911
*	Bovie Medical Corp.	3,860	26,055
#	Bristol-Myers Squibb Co.	65,107	1,250,054
#	Brookdale Senior Living, Inc.	15,000	154,650
*	Bruker BioSciences Corp.	7,000	46,060
* #	BSD Medical Corp.	1,500	3,615
*	Cadence Pharmaceuticals, Inc.	8,942	90,493
*	Caliper Life Sciences, Inc.	106	153
	Cambrex Corp.	11,000	25,630
*	Cantel Medical Corp.	9,552	134,970
*	Capital Senior Living Corp.	7,538	29,775
*	Caraco Pharmaceutical Laboratories, Ltd.	200	896
*	Cardiac Science Corp.	14,654	43,229
*	Cardica, Inc.	2,900	7,685
	Cardinal Health, Inc.	24,500	827,855

27

* #	Cardium Therapeutics, Inc.	3,200	4,192
*	Catalyst Health Solutions, Inc.	14,300	322,465
*	Celera Corp.	42,028	340,007
* #	Celgene Corp.	16,494	704,624
*	Celldex Therapeutics, Inc.	1,948	16,870
*	Centene Corp.	21,400	393,118
* #	Cephalon, Inc.	4,300	282,123
* #	Cepheid, Inc.	5,100	49,470
* #	Cerner Corp.	9,100	489,580
* #	Charles River Laboratories International, Inc.	35,700	987,105
#	Chemed Corp.	8,200	347,106
	Cigna Corp.	68,002	1,340,319
*	Clinical Data, Inc.	3,100	39,711
* #	CombiMatrix Corp.	2,103	15,331
*	Community Health Systems, Inc.	59,557	1,360,282
	Computer Programs & Systems, Inc.	2,600	90,974
* #	Conceptus, Inc.	5,937	80,387
*	CONMED Corp.	14,295	190,409
*	Continucare Corp.	16,580	32,828
	Cooper Companies, Inc.	8,526	245,122
*	Corvel Corp.	5,949	133,852
* #	Covance, Inc.	200	7,856
*	Coventry Health Care, Inc.	26,739	425,417
	Covidien, Ltd.	11,531	380,292
*	CPEX Pharmaceuticals, Inc.	320	2,400
*	Cross Country Healthcare, Inc.	700	6,167
*	CryoLife, Inc.	5,500	29,865
* #	Cubist Pharmaceuticals, Inc.	5,700	94,620
*	Cutera, Inc.	6,498	40,807
* #	Cyberonics, Inc.	6,455	85,464
*	Cynosure, Inc. Class A	500	3,060
*	Cypress Bioscience, Inc.	20,329	146,369
*	Cytokinetics, Inc.	23,663	44,013
*	Cytori Therapeutics, Inc.	1,800	3,222
* #	DaVita, Inc.	8,400	389,508
	Daxor Corp.	1,894	26,042
* #	Dendreon Corp.	23,130	490,356
#	DENTSPLY International, Inc.	900	25,758
*	DepoMed, Inc.	6,237	12,973
*	Dexcom, Inc.	4,000	17,920
*	Dialysis Corp. of America	2,325	12,206
*	Digirad Corp.	2,255	3,089
*	Dionex Corp.	4,100	258,300
* #	Discovery Laboratories, Inc.	1,100	957
*	Durect Corp.	14,309	34,914
*	Dyax Corp.	21,715	42,561
*	Dynacq Healthcare, Inc.	2,299	8,046
* #	Eclipsys Corp.	26,100	344,520
*	Edwards Lifesciences Corp.	5,300	335,914
	Eli Lilly & Co.	39,435	1,298,200
*	Emergency Medical Services Corp. Class A	850	29,614
*	Emergent Biosolutions, Inc.	8,400	89,964
*	Emeritus Corp.	12,500	113,000
*	Endo Pharmaceuticals Holdings, Inc.	19,630	324,680
* ●	Endo Pharmaceuticals Solutions	22,212	21,990

28

*	Endologix, Inc.	6,910	16,308
	Ensign Group, Inc.	2,100	32,550
*	Enzo Biochem, Inc.	11,000	45,100
* #	Enzon Pharmaceuticals, Inc.	11,149	64,107
*	eResearch Technology, Inc.	12,006	60,870
*	ev3, Inc.	48,800	407,968
*	Exactech, Inc.	6,086	80,639
*	Exelixis, Inc.	34,086	168,044
*	Express Scripts, Inc.	9,700	620,509
*	Facet Biotech Corp.	5,610	52,454
*	Five Star Quality Care, Inc.	2,900	4,901
*	Forest Laboratories, Inc.	34,332	744,661
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	17,370	6,080
*	Genomic Health, Inc.	6,798	152,955
*	Gen-Probe, Inc.	9,700	467,152
*	Gentiva Health Services, Inc.	22,000	350,460
*	Genzyme Corp.	13,550	722,622
* #	Geron Corp.	35,527	182,609
* #	Gilead Sciences, Inc.	29,050	1,330,490
* #	Greatbatch, Inc.	11,780	247,851
* #	GTx, Inc.	8,320	81,786
*	Haemonetics Corp.	4,600	237,498
* #	Halozyme Therapeutics, Inc.	19,419	122,728
*	Hanger Orthopedic Group, Inc.	15,915	221,378
*	Hansen Medical, Inc.	8,165	43,846
*	Harvard Bioscience, Inc.	12,500	36,250
*	Health Grades, Inc.	2,200	7,040
*	Health Management Associates, Inc.	44,400	207,348
*	Health Net, Inc.	56,925	821,997
*	HEALTHSOUTH Corp.	27,299	255,792
*	HealthSpring, Inc.	32,224	297,428
*	HealthStream, Inc.	2,651	6,521
*	HealthTronics, Inc.	9,776	14,273
*	Healthways, Inc.	4,600	47,978
* #	Henry Schein, Inc.	22,313	915,726
	Hill-Rom Holdings, Inc.	34,639	449,614
*	Hi-Tech Pharmacal Co., Inc.	5,700	43,035
*	HLTH Corp.	196	2,156
*	HMS Holdings Corp.	9,520	285,410
*	Hologic, Inc.	84,363	1,253,634
*	Home Diagnostics, Inc.	9,322	55,373
*	Hospira, Inc.	18,500	608,095
*	Human Genome Sciences, Inc.	1,900	4,161
* #	Humana, Inc.	42,054	1,210,314
*	iBioPharma, Inc.	3,100	1,488
*	ICU Medical, Inc.	6,751	253,838
*	Idenix Pharmaceuticals, Inc.	17,400	64,380
*	Idera Pharmaceuticals, Inc.	2,276	13,679
* #	IDEXX Laboratories, Inc.	8,700	341,910
*	IDM Pharma, Inc.	1,920	3,206
*	I-Flow Corp.	3,000	15,000
* #	Illumina, Inc.	6,800	253,980
*	Immucor, Inc.	8,656	141,006
*	ImmunoGen, Inc.	10,412	72,363
	IMS Health, Inc.	18,700	234,872

29

*	Incyte Corp.	11,300	26,668
*	Infinity Pharmaceuticals, Inc.	5,230	32,374
*	Inspire Pharmaceuticals, Inc.	12,767	57,324
*	Integra LifeSciences Holdings Corp.	11,000	284,020
*	IntegraMed America, Inc.	3,319	23,001
* #	InterMune, Inc.	14,360	194,434
* #	Introgen Therapeutics, Inc.	3,545	195
* #	Intuitive Surgical, Inc.	1,800	258,714
#	Invacare Corp.	14,900	229,311
*	InVentiv Health, Inc.	3,757	41,665
* #	Inverness Medical Innovations, Inc.	37,300	1,204,417
*	IPC The Hospitalist Co.	1,200	21,996
*	IRIS International, Inc.	6,800	75,956
* #	Isis Pharmaceuticals, Inc.	11,700	183,456
	Johnson & Johnson	92,545	4,845,656
* #	Kendle International, Inc.	3,700	32,930
*	Kensey Nash Corp.	5,730	119,986
	Kewaunee Scientific Corp.	674	6,322
*	Kindred Healthcare, Inc.	200	2,604
* #	Kinetic Concepts, Inc.	28,200	698,232
*	King Pharmaceuticals, Inc.	167,500	1,319,900
*	K-V Pharmaceutical Co. Class B	900	1,998
* #	Laboratory Corp. of America Holdings	4,200	269,430
	Landauer, Inc.	2,200	116,556
*	Lannet Co., Inc.	8,750	47,906
	LCA-Vision, Inc.	8,569	49,272
*	LeMaitre Vascular, Inc.	100	255
*	Lexicon Pharmaceuticals, Inc.	8,924	9,816
*	LHC Group, Inc.	5,050	115,241
*	Life Technologies Corp.	50,029	1,866,082
* #	LifePoint Hospitals, Inc.	28,700	741,895
*	Ligand Pharmaceuticals, Inc. Class B	34,678	103,687
* #	Lincare Holdings, Inc.	24,384	588,386
*	Luminex Corp.	10,200	167,382
*	Magellan Health Services, Inc.	21,872	646,536
* #	Mannkind Corp.	33,701	137,837
#	Martek Biosciences Corp.	16,096	293,269
*	Matrixx Initiatives, Inc.	4,380	74,986
*	Maxygen, Inc.	19,082	111,630
	McKesson Corp.	13,600	503,200
* #	Medarex, Inc.	66,300	392,496
*	MedAssets, Inc.	4,300	74,132
*	MedCath Corp.	5,200	52,624
*	Medco Health Solutions, Inc.	19,238	837,815
*	Medical Action Industries, Inc.	9,950	96,515
*	Medical Staffing Network Holdings, Inc.	4,100	656
*	MediciNova, Inc.	361	910
	Medicis Pharmaceutical Corp. Class A	23,007	369,722
*	Medivation, Inc.	7,091	137,069
*	Mednax, Inc.	17,430	625,737
*	MEDTOX Scientific, Inc.	4,994	40,501
	Medtronic, Inc.	47,400	1,516,800
#	Merck & Co., Inc.	97,620	2,366,309
	Meridian Bioscience, Inc.	6,170	107,235
*	Merit Medical Systems, Inc.	11,848	183,762

30

*	Metabolix, Inc.	10,200	80,580
*	Metropolitan Health Networks, Inc.	7,700	13,013
* #	Micromet, Inc.	8,800	30,096
*	Micrus Endovascular Corp.	2,746	19,002
*	MiddleBrook Pharmaceuticals, Inc.	1,500	2,115
* #	Millipore Corp.	1,500	88,650
* #	Molecular Insight Pharmaceuticals, Inc.	5,845	21,743
* #	Molina Healthcare, Inc.	15,200	329,080
*	Momenta Pharmaceuticals, Inc.	9,400	105,280
*	Monogram Biosciences, Inc.	167	446
*	MWI Veterinary Supply, Inc.	6,600	205,128
* #	Mylan, Inc.	53,821	713,128
*	Myriad Genetics, Inc.	7,300	283,167
*	Nabi Biopharmaceuticals	26,865	92,416
*	Nanosphere, Inc.	820	2,870
	National Healthcare Corp.	5,500	218,350
	National Research Corp.	901	22,714
*	Natus Medical, Inc.	14,343	125,932
*	Nektar Therapeutics	31,040	173,824
* #	Neogen Corp.	6,551	148,511
*	Neurocrine Biosciences, Inc.	12,479	41,181
*	NeurogesX, Inc.	2,500	6,875
*	Neurometric, Inc.	900	1,467
*	Nighthawk Radiology Holdings, Inc.	2,500	8,925
*	NMT Medical, Inc.	2,000	1,760
*	Northstar Neuroscience, Inc.	63	121
*	NovaMed, Inc.	12,912	40,673
*	Noven Pharmaceuticals, Inc.	12,830	132,406
*	NPS Pharmaceuticals, Inc.	15,107	52,270
*	Nutraceutical International Corp.	5,931	48,753
* #	NuVasive, Inc.	5,480	207,692
*	NxStage Medical, Inc.	20,208	45,266
*	Obagi Medical Products, Inc.	9,625	57,846
*	Odyssey Healthcare, Inc.	17,550	181,818
	Omnicare, Inc.	47,300	1,216,083
*	Omnicell, Inc.	16,034	141,099
* #	Onyx Pharmaceuticals, Inc.	8,482	219,684
*	Optimer Pharmaceuticals, Inc.	5,191	72,518
*	OraSure Technologies, Inc.	20,080	72,690
*	Orchid Cellmark, Inc.	1,677	1,677
*	Orexigen Therapeutics, Inc.	13,300	37,772
* #	OSI Pharmaceuticals, Inc.	7,900	265,203
* #	Osiris Therapeutics, Inc.	11,735	148,682
*	Osteotech, Inc.	5,300	20,246
#	Owens & Minor, Inc.	4,000	138,720
*	Pain Therapeutics, Inc.	21,575	102,266
*	Palomar Medical Technologies, Inc.	10,711	92,222
*	Par Pharmaceutical Cos., Inc.	16,500	177,045
*	Parexel International Corp.	2,400	23,784
* #	Patterson Companies, Inc.	4,678	95,712
*	PDI, Inc.	4,063	13,042
#	PDL BioPharma, Inc.	24,851	177,685
	PerkinElmer, Inc.	58,560	853,219
#	Perrigo Co.	8,500	220,320
	Pfizer, Inc.	626,903	8,375,424

31

	Pharmaceutical Products Development Service, Inc.	1,500	29,415
*	PharMerica Corp.	16,573	302,457
* #	Phase Forward, Inc.	16,000	228,160
*	Poniard Pharmaceuticals, Inc.	1,087	3,468
* #	Pozen, Inc.	6,300	48,258
*	Progenics Pharmaceuticals, Inc.	8,800	48,224
*	Providence Service Corp.	2,500	24,550
*	PSS World Medical, Inc.	16,411	238,288
*	Psychiatric Solutions, Inc.	18,100	350,959
*	QuadraMed Corp.	1,446	9,934
	Quest Diagnostics, Inc.	17,800	913,674
*	Questcor Pharmaceuticals, Inc.	4,500	20,250
* #	Quidel Corp.	11,500	133,860
*	Quigley Corp.	4,505	29,395
*	RadNet, Inc.	5,100	7,854
*	Regeneration Technologies, Inc.	15,100	53,454
* #	Regeneron Pharmaceuticals, Inc.	13,800	182,988
*	RehabCare Group, Inc.	9,609	160,470
*	Repligen Corp.	14,900	63,325
* #	Repros Therapeutics, Inc.	2,649	18,252
*	Res-Care, Inc.	16,255	260,405
*	ResMed, Inc.	9,200	353,740
*	Rigel Pharmaceuticals, Inc.	4,000	26,560
*	Rochester Medical Corp.	5,200	54,912
* #	Rockwell Medical Technologies, Inc.	4,331	21,525
*	Salix Pharmaceuticals, Ltd.	23,184	255,024
* #	Sangamo BioSciences, Inc.	2,400	10,200
*	Santarus, Inc.	4,000	7,040
*	Savient Pharmaceuticals, Inc.	200	1,056
	Schering-Plough Corp.	48,500	1,116,470
*	SciClone Pharmaceuticals, Inc.	1,000	1,590
*	Seattle Genetics, Inc.	19,300	178,139
*	Senomyx, Inc.	14,811	34,510
*	SenoRx, Inc.	3,500	12,775
*	Sepracor, Inc.	9,200	130,732
* #	Sequenom, Inc.	9,200	33,304
*	Sirona Dental Systems, Inc.	20,800	340,288
*	Skilled Healthcare Group, Inc.	5,640	49,237
*	Somanetics Corp.	6,524	105,754
*	Sonic Innovations, Inc.	1,611	999
*	SonoSite, Inc.	7,686	138,655
	Span-American Medical System, Inc.	1,222	13,564
*	Spectranetics Corp.	10,900	42,510
*	Spectrum Pharmaceuticals, Inc.	4,100	10,004
*	St. Jude Medical, Inc.	15,949	534,610
*	STAAR Surgical Co.	10,301	8,910
* #	Stereotaxis, Inc.	9,800	32,732
	Steris Corp.	10,700	257,870
*	Strategic Diagnostics, Inc.	2,400	2,544
#	Stryker Corp.	17,300	669,683
*	Sun Healthcare Group, Inc.	23,900	202,433
*	SunLink Health Systems, Inc.	100	161
* #	SurModics, Inc.	3,651	79,227
*	Symmetry Medical, Inc.	13,913	101,008
*	Synovis Life Technologies, Inc.	5,293	80,348

32

* #	Synta Pharmaceuticals Corp.	12,130	39,423
*	Targacept, Inc.	8,718	31,298
	Techne Corp.	2,324	132,979
*	Tenet Healthcare Corp.	700	1,575
#	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	5,017	220,196
* #	The Medicines Co.	21,700	216,566
*	Theragenics Corp.	47	58
* #	Theravance, Inc.	16,000	229,280
*	Thermo Fisher Scientific, Inc.	74,214	2,603,427
*	Thoratec Corp.	9,800	284,788
*	Tomotherapy, Inc.	1,300	3,354
*	TranS1, Inc.	3,300	24,024
*	Transcend Services, Inc.	735	8,526
*	Transcept Pharmaceuticals, Inc.	1,040	3,016
	Trimeris, Inc.	5,605	11,266
* #	Triple-S Management Corp.	4,100	52,562
*	U.S. Physical Therapy, Inc.	5,900	68,912
* #	United Therapeutics Corp.	3,925	246,529
	UnitedHealth Group, Inc.	200,614	4,718,441
#	Universal Health Services, Inc.	20,519	1,034,158
	Utah Medical Products, Inc.	1,169	25,624
#	Valeant Pharmaceuticals International	13,000	217,880
*	Varian Medical Systems, Inc.	6,900	230,253
*	Varian, Inc.	13,537	446,992
*	Vascular Solutions, Inc.	3,621	24,442
* #	VCA Antech, Inc.	11,226	280,875
* #	Vertex Pharmaceuticals, Inc.	9,689	298,615
*	Vical, Inc.	9,167	23,376
*	ViroPharma, Inc.	38,967	219,384
* #	Virtual Radiologic Corp.	1,600	14,656
*	Vital Images, Inc.	7,596	76,947
*	Vivus, Inc.	19,444	77,970
*	VNUS Medical Technologies, Inc.	6,900	152,835
* #	Volcano Corp.	14,693	193,801
* #	Waters Corp.	5,500	242,935
*	Watson Pharmaceuticals, Inc.	31,394	971,330
* #	WebMD Health Corp. Class A	1,676	43,258
*	WellPoint, Inc.	82,131	3,511,922
	West Pharmaceutical Services, Inc.	5,407	176,539
* #	Wright Medical Group, Inc.	19,200	264,000
	Wyeth	58,601	2,484,682
*	XenoPort, Inc.	4,600	62,882
	Young Innovations, Inc.	1,500	23,250
*	Zimmer Holdings, Inc.	14,080	619,379
*	Zoll Medical Corp.	10,150	163,212
*	Zymogenetics, Inc.	3,800	13,300
Total Health Care			115,508,508

Industrials — (11.0%)
*	3D Systems Corp.	7,810	54,748
#	3M Co.	18,600	1,071,360
*	A. T. Cross Co. Class A	500	1,450
	A.O. Smith Corp.	12,000	373,080
	AAON, Inc.	7,000	136,360
*	AAR Corp.	20,900	314,963

33

	ABM Industries, Inc.	23,662	414,558
*	ACCO Brands Corp.	8,500	17,765
	Aceto Corp.	12,928	92,435
#	Actuant Corp.	35,500	435,230
	Acuity Brands, Inc.	7,728	222,103
	Administaff, Inc.	9,100	242,606
* #	Aecom Technology Corp.	8,200	210,986
* #	AeroVironment, Inc.	5,200	123,032
* #	AGCO Corp.	44,182	1,073,623
	Aircastle, Ltd.	10,300	67,980
* #	AirTran Holdings, Inc.	71,500	496,925
	Alamo Group, Inc.	4,077	45,907
*	Alaska Air Group, Inc.	19,613	329,106
	Albany International Corp. Class A	9,400	87,232
	Alexander & Baldwin, Inc.	15,729	419,021
* #	Allegiant Travel Co.	4,896	254,788
* #	Alliant Techsystems, Inc.	3,300	262,845
*	Allied Defense Group, Inc.	2,821	11,369
*	Altra Holdings, Inc.	12,018	65,738
*	Amerco, Inc.	8,537	277,026
	American Ecology Corp.	4,200	69,384
	American Railcar Industries, Inc.	1,300	11,856
*	American Reprographics Co.	17,700	114,165
	American Science & Engineering, Inc.	2,598	156,555
* #	American Superconductor Corp.	800	20,560
#	American Woodmark Corp.	8,341	172,659
	Ameron International Corp.	3,510	207,687
#	Ametek, Inc.	4,160	133,994
	Ampco-Pittsburgh Corp.	600	14,616
*	AMR Corp.	57,370	273,081
*	AMREP Corp.	3,060	56,885
	Apogee Enterprises, Inc.	10,050	134,670
	Applied Industrial Technologies, Inc.	25,700	578,250
	Applied Signal Technologies, Inc.	6,800	134,368
*	Argan, Inc.	5,392	71,768
*	Argon ST, Inc.	11,788	240,357
	Arkansas Best Corp.	16,400	378,512
*	Armstrong World Industries, Inc.	34,300	623,574
* #	Astec Industries, Inc.	10,400	320,528
*	Astronics Corp.	2,700	29,889
*	Atlas Air Worldwide Holding, Inc.	2,500	66,375
	Avery Dennison Corp.	20,760	596,642
*	Axsys Technologies, Inc.	2,670	111,900
* #	AZZ, Inc.	4,433	137,113
	B.F. Goodrich Co.	28,500	1,261,980
	Badger Meter, Inc.	4,100	159,736
* #	Baker (Michael) Corp.	3,493	117,365
	Baldor Electric Co.	12,100	280,720
*	Baldwin Technology Co., Inc. Class A	750	878
	Barnes Group, Inc.	17,400	246,384
	Barrett Business Services, Inc.	4,910	49,100
* #	BE Aerospace, Inc.	33,736	364,011
* #	Beacon Roofing Supply, Inc.	22,540	358,386
	Belden, Inc.	20,200	325,624
*	Blount International, Inc.	14,484	92,698

34

*	BlueLinx Holdings, Inc.	10,600	33,178
	Boeing Co.	20,900	837,045
	Bowne & Co., Inc.	5,667	28,958
	Brady Co. Class A	22,100	465,647
*	Breeze-Eastern Corp.	2,100	17,346
#	Briggs & Stratton Corp.	25,500	379,440
*	BTU International, Inc.	800	2,992
	Bucyrus International, Inc.	8,160	177,154
*	Builders FirstSource, Inc.	8,401	27,807
	Burlington Northern Santa Fe Corp.	52,256	3,526,235
	C&D Technologies, Inc.	7,000	15,330
#	C.H. Robinson Worldwide, Inc.	7,700	409,332
	Carlisle Companies, Inc.	35,529	808,285
	Cascade Corp.	6,677	161,383
*	Casella Waste Systems, Inc. Class A	11,900	24,514
#	Caterpillar, Inc.	31,000	1,102,980
* #	CBIZ, Inc.	34,751	273,143
	CDI Corp.	3,600	43,020
*	CECO Environmental Corp.	1,100	3,905
*	Celadon Group, Inc.	12,200	83,448
*	Cenveo, Inc.	3,100	14,632
*	Ceradyne, Inc.	16,800	289,632
	Champion Industries, Inc.	1,100	1,661
*	Chart Industries, Inc.	3,500	48,405
	Chase Corp.	3,920	37,436
#	Cintas Corp.	37,900	972,514
	CIRCOR International, Inc.	7,100	182,683
#	CLAROC, Inc.	10,500	326,340
* #	Clean Harbors, Inc.	3,653	183,015
*	Coleman Cable, Inc.	5,021	12,502
*	Columbus McKinnon Corp.	3,500	45,360
	Comfort Systems USA, Inc.	17,900	193,141
*	Consolidated Graphics, Inc.	1,600	31,072
* #	Continental Airlines, Inc.	54,300	571,236
	Con-way, Inc.	24,840	615,535
#	Cooper Industries, Ltd.	42,648	1,398,428
* #	Copart, Inc.	15,900	499,101
*	Cornell Companies, Inc.	6,800	123,624
	Corporate Executive Board Co.	5,942	102,678
* #	Corrections Corp. of America	42,100	594,873
* #	CoStar Group, Inc.	8,600	318,630
* #	Covanta Holding Corp.	42,900	605,319
*	CPI Aerostructures, Inc.	2,087	15,444
*	CRA International, Inc.	6,409	149,586
	Crane Co.	11,500	265,535
*	Crocs, Inc.	700	1,575
	CSX Corp.	52,746	1,560,754
	Cubic Corp.	14,117	405,299
#	Cummins, Inc.	3,500	119,000
#	Curtiss-Wright Corp.	20,000	639,400
#	Danaher Corp.	21,900	1,279,836
	Deere & Co.	5,600	231,056
*	Delta Air Lines, Inc.	135,400	835,418
	Deluxe Corp.	8,929	129,471
	Diamond Management & Technology Consultants, Inc.	11,817	33,088

35

*	Document Securities Systems, Inc.	200	382
*	Dollar Thrifty Automotive Group, Inc.	8,700	32,712
#	Donaldson Co., Inc.	4,900	161,651
*	Double Eagle Petroleum Co.	1,800	8,208
#	Dover Corp.	44,300	1,363,554
	Ducommun, Inc.	2,600	45,032
*	DXP Enterprises, Inc.	4,400	58,432
*	Dynamex, Inc.	5,395	79,360
	Dynamic Materials Corp.	4,427	71,009
*	DynCorp International, Inc. Class A	26,851	409,478
#	Eagle Bulk Shipping, Inc.	11,100	72,372
	Eastern Co.	1,327	15,168
	Eaton Corp.	20,600	902,280
	Ecology & Environment, Inc. Class A	903	12,154
	Electro Rent Corp.	14,817	141,799
*	EMCOR Group, Inc.	22,700	471,933
#	Emerson Electric Co.	30,900	1,051,836
#	Encore Wire Corp.	15,183	331,597
* #	Ener1, Inc.	32,224	189,799
* #	Energy Conversion Devices, Inc.	10,252	188,432
*	EnergySolutions, Inc.	8,500	82,450
* #	EnerNOC, Inc.	1,017	17,767
*	EnerSys	17,560	299,398
*	ENGlobal Corp.	5,349	30,864
	Ennis, Inc.	14,384	129,456
*	EnPro Industries, Inc.	11,094	177,060
	Equifax, Inc.	32,900	959,364
* #	ESCO Technologies, Inc.	10,400	432,432
	Espey Manufacturing & Electronics Corp.	1,611	24,584
*	Esterline Technologies Corp.	17,600	463,760
* #	Evergreen Solar, Inc.	33,908	82,396
*	Exide Technologies	7,000	38,010
#	Expeditors International of Washington, Inc.	5,783	200,728
*	Exponent, Inc.	6,300	175,770
#	Fastenal Co.	7,940	304,578
	Federal Signal Corp.	20,700	160,839
	FedEx Corp.	55,500	3,105,780
*	First Advantage Corp.	6,374	91,403
* #	First Solar, Inc.	3,000	561,870
*	Flanders Corp.	11,193	59,435
	Flowserve Corp.	11,500	780,850
#	Fluor Corp.	5,650	213,966
	Forward Air Corp.	7,557	125,975
*	Foster Wheeler AG	100	2,153
	Franklin Electric Co., Inc.	8,700	206,103
	Freightcar America, Inc.	7,900	151,917
*	FTI Consulting, Inc.	13,400	735,392
*	Fuel Tech, Inc.	2,838	37,206
* #	FuelCell Energy, Inc.	13,200	41,976
*	Furmanite Corp.	14,900	59,004
	G & K Services, Inc. Class A	2,700	67,419
*	Gardner Denver Machinery, Inc.	25,600	681,472
#	GATX Corp.	29,300	882,223
#	Genco Shipping & Trading, Ltd.	1,300	24,830
*	Gencor Industries, Inc.	400	3,336

36

	GenCorp, Inc.	15,287	36,689
	General Dynamics Corp.	12,700	656,209
	General Electric Co.	991,330	12,540,325
*	Genesee & Wyoming, Inc.	8,011	240,330
* #	GeoEye, Inc.	9,400	233,966
*	GeoPetro Resources Co.	1,900	1,197
*	Global Cash Access, Inc.	13,200	80,124
*	GP Strategies Corp.	6,975	27,900
#	Graco, Inc.	7,300	172,207
* #	Graftech International, Ltd.	7,500	65,925
	Granite Construction, Inc.	8,362	329,881
	Great Lakes Dredge & Dock Corp.	26,224	103,847
	Greenbrier Companies, Inc.	3,300	28,083
*	Griffon Corp.	33,968	294,503
	Hardinge, Inc.	3,134	15,043
#	Harsco Corp.	7,200	198,360
*	Hawaiian Holdings, Inc.	32,942	164,381
	Healthcare Services Group, Inc.	15,322	273,957
#	Heartland Express, Inc.	15,000	224,250
#	HEICO Corp.	5,400	155,034
	HEICO Corp. Class A	11,972	298,701
	Heidrick & Struggles International, Inc.	8,900	150,410
*	Henry Bros. Electronics, Inc.	353	2,425
*	Herley Industries, Inc.	300	3,102
	Herman Miller, Inc.	13,000	193,310
* #	Hertz Global Holdings, Inc.	103,218	701,882
* #	Hexcel Corp.	8,100	77,679
*	Hill International, Inc.	5,400	21,816
	Hi-Shear Technology Corp.	200	1,360
#	HNI Corp.	13,355	207,003
*	Hoku Scientific, Inc.	9,164	25,018
	Honeywell International, Inc.	31,964	997,596
	Horizon Lines, Inc. Class A	400	2,128
#	Houston Wire & Cable Co.	6,161	59,392
*	HQ Sustainable Maritime Industries, Inc.	4,720	44,038
* #	Hub Group, Inc. Class A	13,721	315,583
	Hubbell, Inc. Class A	1,212	38,178
	Hubbell, Inc. Class B	16,100	534,520
*	Hudson Highland Group, Inc.	1,288	2,112
*	Hurco Companies, Inc.	2,300	35,259
* #	Huron Consulting Group, Inc.	3,300	158,235
*	ICF International, Inc.	6,000	165,060
*	ICT Group, Inc.	5,133	36,342
#	IDEX Corp.	39,139	988,260
* #	IHS, Inc.	7,500	310,200
*	II-VI, Inc.	10,104	242,193
#	Illinois Tool Works, Inc.	25,600	839,680
	Ingersoll-Rand Co., Ltd. Class A	61,200	1,332,324
*	InnerWorkings, Inc.	5,900	29,795
	Innovative Solutions & Support, Inc.	12,137	58,258
*	Insituform Technologies, Inc. Class A	16,896	259,016
	Insteel Industries, Inc.	6,213	46,287
*	Integrated Electrical Services, Inc.	4,991	47,964
*	InterDigital, Inc.	7,200	189,504
*	Interline Brands, Inc.	14,500	187,920

37

	International Shipholding Corp.	800	16,800
*	Intersections, Inc.	3,801	12,505
#	ITT Industries, Inc.	22,100	906,321
#	J.B. Hunt Transport Services, Inc.	8,100	227,772
* #	Jacobs Engineering Group, Inc.	800	30,432
* #	JetBlue Airways Corp.	182,640	900,415
#	John Bean Technologies Corp.	669	7,372
	Joy Global, Inc.	3,200	81,600
*	Kadant, Inc.	2,600	32,084
	Kaman Corp. Class A	6,000	101,460
* #	Kansas City Southern	45,100	687,775
#	Kaydon Corp.	8,700	278,052
	KBR, Inc.	200	3,124
	Kelly Services, Inc. Class A	19,065	216,578
*	Kenexa Corp.	600	3,936
	Kennametal, Inc.	28,771	588,367
*	Key Technology, Inc.	1,967	20,732
*	Kforce, Inc.	21,855	238,438
*	Kirby Corp.	21,600	666,576
#	Knight Transportation, Inc.	28,100	496,808
	Knoll, Inc.	14,375	101,775
*	Korn/Ferry International	26,700	282,753
*	K-Tron International, Inc.	300	24,126
* #	L.B. Foster Co. Class A	3,470	113,643
	L.S. Starrett Co. Class A	1,500	15,360
	L-3 Communications Holdings, Inc.	14,500	1,104,175
*	LaBarge, Inc.	11,726	96,740
*	Ladish Co., Inc.	10,110	76,533
	Landstar System, Inc.	7,400	263,514
*	Layne Christensen Co.	7,321	158,573
*	Learning Tree International, Inc.	5,082	41,774
*	LECG Corp.	4,600	13,386
	Lennox International, Inc.	8,000	255,120
#	Lincoln Electric Holdings, Inc.	17,600	783,728
#	Lindsay Corp.	400	15,564
*	LMI Aerospace, Inc.	4,825	31,797
#	Lockheed Martin Corp.	10,284	807,603
	LSI Industries, Inc.	16,278	91,320
*	M&F Worldwide Corp.	8,500	135,575
*	Mac-Gray Corp.	4,308	29,725
*	Magnetek, Inc.	6,300	11,025
#	Manpower, Inc.	13,100	564,479
*	Marten Transport, Ltd.	13,600	282,064
	Masco Corp.	96,930	858,800
	McGrath Rentcorp	14,069	297,419
*	Medialink Worldwide, Inc.	200	22
	Met-Pro Corp.	11,066	112,763
* #	Mettler Toledo International, Inc.	1,500	92,445
*	MFRI, Inc.	1,957	9,961
* #	Middleby Corp.	5,700	249,489
*	Miller Industries, Inc.	4,311	34,488
	Mine Safety Appliances Co.	18,800	463,420
*	Mobile Mini, Inc.	18,400	252,080
* #	Monster Worldwide, Inc.	69,841	963,806
*	Moog, Inc. Class A	17,265	462,357

38

*	Moog, Inc. Class B	1,632	44,472
#	MSC Industrial Direct Co., Inc. Class A	9,100	371,735
	Mueller Industries, Inc.	19,670	432,150
	Mueller Water Products, Inc.	65,372	273,909
	Multi-Color Corp.	6,566	77,938
	NACCO Industries, Inc. Class A	3,600	137,700
	National Technical Systems, Inc.	4,384	13,810
*	Navigant Consulting, Inc.	24,300	357,453
* #	NCI Building Systems, Inc.	9,000	35,550
	Nordson Corp.	13,350	484,338
	Norfolk Southern Corp.	64,773	2,311,101
*	North America Galvanizing & Coatings, Inc.	6,640	30,876
	Northrop Grumman Corp.	52,350	2,531,123
*	Ocean Power Technologies, Inc.	400	2,624
* #	Old Dominion Freight Line, Inc.	19,200	540,480
	Omega Flex, Inc.	3,089	47,756
*	On Assignment, Inc.	11,500	40,480
*	Orbital Sciences Corp.	22,020	340,429
*	Orion Marine Group, Inc.	6,800	101,864
	Oshkosh Truck Corp. Class B	16,348	156,941
*	Owens Corning, Inc.	78,413	1,403,593
*	P.A.M. Transportation Services, Inc.	2,200	11,704
	Paccar, Inc.	18,200	645,008
	Pacer International, Inc.	7,900	33,496
	Pall Corp.	2,500	66,025
	Parker Hannifin Corp.	44,700	2,027,145
*	Park-Ohio Holdings Corp.	5,119	23,803
*	Patriot Transportation Holding, Inc.	1,472	101,627
	Pentair, Inc.	37,700	1,004,328
*	Perini Corp.	11,301	195,507
*	PGT, Inc.	7,442	16,000
*	Pike Electric Corp.	15,258	158,378
*	Pinnacle Airlines Corp.	9,030	18,782
	Pitney Bowes, Inc.	12,800	314,112
*	Plug Power, Inc.	12,926	12,797
*	PMFG, Inc.	1,960	11,799
	Portec Rail Products, Inc.	3,113	24,904
*	Powell Industries, Inc.	3,700	133,163
*	Power-One, Inc.	10,357	12,532
#	Precision Castparts Corp.	15,200	1,137,872
	Preformed Line Products Co.	1,824	67,670
*	PRG-Schultz International, Inc.	900	2,664
* #	Protection One, Inc.	8,265	25,374
	Providence & Worcester Railroad Co.	100	1,150
*	Quality Distribution, Inc.	6,620	13,174
	Quanex Building Products Corp.	1,000	10,250
*	Quanta Services, Inc.	40,622	923,338
#	Quixote Corp.	4,311	12,286
	R. R. Donnelley & Sons Co.	83,089	967,987
	Raven Industries, Inc.	6,000	143,400
#	Raytheon Co.	36,700	1,659,941
*	RBC Bearings, Inc.	9,911	183,354
*	RCM Technologies, Inc.	1,742	2,317
#	Regal-Beloit Corp.	12,671	514,823
	Republic Services, Inc.	28,109	590,289

39

* #	Resources Connection, Inc.	19,169	374,754
	Robbins & Myers, Inc.	14,500	274,775
#	Robert Half International, Inc.	300	7,206
	Rockwell Automation, Inc.	31,200	985,608
	Rockwell Collins, Inc.	6,500	249,275
	Rollins, Inc.	3,850	69,300
#	Roper Industries, Inc.	24,923	1,136,240
* #	RSC Holdings, Inc.	6,200	44,330
*	Rush Enterprises, Inc. Class A	14,350	188,846
*	Rush Enterprises, Inc. Class B	1,308	14,545
	Ryder System, Inc.	34,100	944,229
	Schawk, Inc.	15,296	109,978
* #	School Specialty, Inc.	6,309	118,420
	Servotronics, Inc.	212	2,207
*	Shaw Group, Inc.	1,100	36,883
*	SIFCO Industries, Inc.	1,400	11,130
	Simpson Manufacturing Co., Inc.	16,997	378,353
	SkyWest, Inc.	43,600	524,944
*	SL Industries, Inc.	4,400	33,220
	Southwest Airlines Co.	259,600	1,812,008
*	Sparton Corp.	1,700	2,295
* #	Spire Corp.	3,100	21,669
* #	Spirit AeroSystems Holdings, Inc. Class A	17,800	226,950
	SPX Corp.	6,300	290,871
*	Standard Parking Corp.	6,064	92,415
	Standard Register Co.	11,598	60,542
	Standex International Corp.	7,200	99,864
* #	Stanley, Inc.	9,693	249,886
	Steelcase, Inc. Class A	43,900	198,867
* #	Stericycle, Inc.	7,200	338,976
*	Sterling Construction Co., Inc.	7,000	131,390
	Sun Hydraulics, Inc.	1,400	25,340
* #	Synutra International, Inc.	288	2,431
	TAL International Group, Inc.	8,200	78,556
* #	Taleo Corp. Class A	5,900	70,859
*	Taser International, Inc.	31,444	150,931
*	Team, Inc.	3,700	53,169
	Tecumseh Products Co. Class A	2,800	28,588
*	Teledyne Technologies, Inc.	7,431	237,272
	Teleflex, Inc.	23,700	1,018,626
*	TeleTech Holdings, Inc.	10,200	135,354
	Tennant Co.	8,700	129,369
* #	Terex Corp.	21,430	295,734
* #	Tetra Tech, Inc.	10,860	266,722
#	Textron, Inc.	22,600	242,498
*	The Advisory Board Co.	5,450	101,588
	The Brink’s Co.	21,400	606,690
	The Dun & Bradstreet Corp.	3,000	244,200
*	The GEO Group, Inc.	23,800	395,794
	The Gorman-Rupp Co.	6,300	134,190
#	The Manitowoc Co., Inc.	200	1,190
*	Thomas & Betts Corp.	32,200	1,002,064
*	Thomas Group, Inc.	600	450
	Timken Co.	59,100	950,328
	Titan International, Inc.	8,075	48,854

40

*	Titan Machinery, Inc.	1,300	13,169
	Todd Shipyards Corp.	2,413	33,251
#	Toro Co.	11,400	346,332
*	Trailer Bridge, Inc.	3,127	9,068
*	TransDigm Group, Inc.	8,884	312,184
*	TRC Companies, Inc.	1,264	3,375
	Tredegar Industries, Inc.	12,040	211,663
* #	Trex Co., Inc.	8,091	88,596
	Trinity Industries, Inc.	39,500	577,095
	Triumph Group, Inc.	8,800	363,704
*	TrueBlue, Inc.	18,400	178,664
*	Tufco Technologies, Inc.	400	1,632
	Twin Disc, Inc.	8,316	56,715
	Tyco International, Ltd.	36,500	867,240
*	U.S. Home Systems, Inc.	1,540	3,188
* #	UAL Corp.	18,681	91,911
*	Ultralife Corp.	9,810	70,142
	Union Pacific Corp.	86,349	4,243,190
#	United Parcel Service, Inc.	18,618	974,466
*	United Rentals, Inc.	18,080	109,565
*	United Stationers, Inc.	12,900	422,217
	United Technologies Corp.	38,632	1,886,787
	Universal Forest Products, Inc.	3,700	124,172
	Universal Truckload Services, Inc.	7,337	90,392
*	UQM Technologies, Inc.	1,000	1,560
*	URS Corp.	30,100	1,326,206
*	US Airways Group, Inc.	48,940	185,483
*	USA Truck, Inc.	6,887	96,831
* #	USG Corp.	3,000	44,580
*	UTI Worldwide, Inc.	8,520	114,679
	Valmont Industries, Inc.	5,400	344,412
*	Versar, Inc.	3,144	7,797
	Viad Corp.	11,000	209,880
	Vicor Corp.	11,737	63,028
*	Volt Information Sciences, Inc.	7,400	53,132
	VSE Corp.	1,800	53,802
	W.W. Grainger, Inc.	5,290	443,725
	Wabash National Corp.	17,000	21,250
#	Wabtec Corp.	6,500	247,910
	Walter Energy, Inc.	1,200	27,360
* #	Waste Connections, Inc.	22,773	587,088
	Waste Management, Inc.	24,187	645,067
*	Waste Services, Inc.	900	4,860
	Watsco, Inc. Class A	8,124	348,926
	Watsco, Inc. Class B	700	30,142
	Watson Wyatt Worldwide, Inc.	14,000	742,700
	Watts Water Technologies, Inc.	17,197	382,805
*	WCA Waste Corp.	3,600	7,380
	Werner Enterprises, Inc.	36,613	598,623
*	WESCO International, Inc.	11,981	311,506
*	Willis Lease Finance Corp.	3,067	34,964
	Woodward Governor Co.	5,700	113,772
* #	YRC Worldwide, Inc.	15,500	46,965
Total Industrials			146,576,436

41

Information Technology — (11.8%)
*	3Com Corp.	294,333	1,192,049
*	3PAR, Inc.	2,700	20,682
* #	Acacia Research	7,541	32,653
*	ACI Worldwide, Inc.	13,259	228,983
*	Acme Packet, Inc.	16,579	127,824
*	Acorn Energy, Inc.	104	255
*	Actel Corp.	10,597	131,085
*	ActivIdentity Corp.	15,824	34,022
* #	Activision Blizzard, Inc.	230,237	2,479,652
*	Actuate Corp.	32,492	120,220
	Acxiom Corp.	44,709	431,442
*	Adaptec, Inc.	71,658	204,942
* #	ADC Telecommunications, Inc.	24,898	183,249
*	Adept Technology, Inc.	1,680	5,947
* #	Adobe Systems, Inc.	22,600	618,110
	Adtran, Inc.	25,300	535,095
*	Advanced Analogic Technologies, Inc.	12,296	59,021
*	Advanced Energy Industries, Inc.	20,400	171,972
* #	Advanced Micro Devices, Inc.	187,092	675,402
*	Advent Software, Inc.	7,300	242,652
*	Aehr Test Systems	1,179	1,214
*	Aetrium, Inc.	1,400	1,834
*	Affiliated Computer Services, Inc. Class A	25,220	1,220,144
* #	Agilent Technologies, Inc.	69,123	1,262,186
	Agilysys, Inc.	500	3,015
* #	Airvana, Inc.	14,751	83,933
* #	Akamai Technologies, Inc.	100	2,202
* #	Alliance Data Systems Corp.	4,050	169,574
	Altera Corp.	20,600	335,986
*	Amdocs, Ltd.	47,613	996,540
*	American Commercial Lines, Inc.	4,500	22,410
	American Software, Inc. Class A	13,044	72,394
* #	Amkor Technology, Inc.	22,010	94,863
#	Amphenol Corp.	3,000	101,520
*	Amtech Systems, Inc.	2,400	10,056
*	Anadigics, Inc.	7,100	21,442
#	Analog Devices, Inc.	15,000	319,200
*	Anaren, Inc.	5,068	65,935
* #	Anixter International, Inc.	17,600	700,128
* #	Ansys, Inc.	23,182	640,287
* #	Apple, Inc.	25,800	3,246,414
	Applied Materials, Inc.	64,700	789,987
*	Applied Micro Circuits Corp.	36,093	196,707
* #	Ariba, Inc.	42,870	411,981
*	Arris Group, Inc.	77,992	832,175
*	Arrow Electronics, Inc.	49,200	1,118,808
*	Art Technology Group, Inc.	24,106	75,693
*	Aruba Networks, Inc.	9,900	46,431
*	Aspen Technology, Inc.	2,700	20,952
	Astro-Med, Inc.	668	3,681
* #	Atheros Communications	27,500	473,550
	Atlantic Tele-Network, Inc.	7,898	174,388
* #	Atmel Corp.	121,789	467,670
*	ATMI, Inc.	11,627	183,590

42

*	Autobytel, Inc.	3,101	1,675
* #	Autodesk, Inc.	10,100	201,394
#	Automatic Data Processing, Inc.	16,300	573,760
*	Avid Technology, Inc.	16,300	180,441
*	Avnet, Inc.	43,200	945,648
*	Avocent Corp.	24,785	357,895
	AVX Corp.	104,796	1,049,008
*	Aware, Inc.	3,543	8,326
*	AXT, Inc.	5,705	4,849
* #	Bankrate, Inc.	8,600	215,000
	Bel Fuse, Inc. Class A	1,600	23,200
	Bel Fuse, Inc. Class B	5,033	81,434
*	Bell Microproducts, Inc.	4,900	3,871
*	Benchmark Electronics, Inc.	43,000	521,590
*	BigBand Networks, Inc.	22,578	132,307
	Black Box Corp.	13,400	366,758
	Blackbaud, Inc.	7,700	117,194
* #	Blackboard, Inc.	7,900	268,837
*	Blue Coat Systems, Inc.	19,000	251,940
* #	BMC Software, Inc.	8,987	311,579
*	Bottomline Technologies, Inc.	12,962	101,752
*	Brightpoint, Inc.	35,700	185,997
* #	Broadcom Corp.	64,700	1,500,393
	Broadridge Financial Solutions, Inc.	32,375	626,456
* #	Brocade Communications Systems, Inc.	129,083	746,100
*	Brooks Automation, Inc.	400	2,488
*	BSQUARE Corp.	3,074	7,224
#	CA, Inc.	23,200	400,200
*	Cabot Microelectronics Corp.	10,310	297,031
*	CACI International, Inc. Class A	15,705	621,133
* #	Cadence Design Systems, Inc.	160,400	895,032
*	CalAmp Corp.	2,200	1,760
*	California Micro Devices Corp.	6,728	18,906
*	Callidus Software, Inc.	10,223	33,020
*	CallWave, Inc.	2,056	1,748
*	Cascade Microtech, Inc.	3,033	10,009
	Cass Information Systems, Inc.	4,100	138,293
*	Catapult Communications Corp.	4,130	30,521
*	Cavium Networks, Inc.	9,900	124,542
*	CEVA, Inc.	9,832	81,114
*	Checkpoint Systems, Inc.	21,600	262,440
*	Chordiant Software, Inc.	10,503	33,610
* #	Ciena Corp.	20,173	241,067
*	Cirrus Logic, Inc.	37,222	173,082
* #	Cisco Sytems, Inc.	153,862	2,972,614
* #	Citrix Systems, Inc.	19,400	553,482
*	Cogent, Inc.	29,028	329,178
	Cognex Corp.	24,800	348,936
*	Cognizant Technology Solutions Corp.	10,850	268,972
*	Coherent, Inc.	15,397	292,543
	Cohu, Inc.	10,402	101,524
* #	CommScope, Inc.	13,900	348,890
	Communications Systems, Inc.	6,432	53,772
* #	CommVault Systems, Inc.	2,707	33,702
*	Computer Sciences Corp.	57,400	2,121,504

43

*	Compuware Corp.	93,155	696,799
*	Comtech Telecommunications Corp.	6,900	230,943
*	Comverge, Inc.	7,700	59,059
* #	Concur Technologies, Inc.	9,029	244,415
*	Concurrent Computer Corp.	1,452	6,868
*	Constant Contact, Inc.	2,800	44,604
*	Convergys Corp.	24,200	244,662
#	Corning, Inc.	54,160	791,819
*	CPI International, Inc.	7,656	83,833
*	Cray, Inc.	13,977	58,703
* #	Cree, Inc.	49,907	1,366,953
*	CSG Systems International, Inc.	8,500	123,250
*	CyberOptics Corp.	1,680	7,812
* #	CyberSource Corp.	31,413	458,944
*	Cymer, Inc.	17,100	485,811
*	Cypress Semiconductor Corp.	66,500	527,345
#	Daktronics, Inc.	13,900	125,656
* #	Data Domain, Inc.	3,900	64,662
*	Datalink Corp.	3,601	11,955
*	DDi Corp.	10,072	34,245
*	DealerTrack Holdings, Inc.	18,900	286,902
*	Dell, Inc.	53,350	619,927
*	Deltek, Inc.	2,100	8,652
*	DemandTec, Inc.	700	5,054
	Diebold, Inc.	483	12,766
*	Digi International, Inc.	12,286	89,319
*	Digimarc Corp.	994	9,900
*	Digital River, Inc.	17,200	660,824
* #	Diodes, Inc.	8,000	119,040
*	DivX, Inc.	3,200	16,416
*	Dolby Laboratories, Inc.	2,633	105,662
*	Dot Hill Systems Corp.	6,469	4,981
*	Double-Take Software, Inc.	10,122	82,191
*	DSP Group, Inc.	11,800	74,222
* #	DST Systems, Inc.	5,500	198,935
*	DTS, Inc.	9,245	246,379
*	Dycom Industries, Inc.	17,900	150,718
*	Dynamics Research Corp.	2,357	19,445
* #	EarthLink, Inc.	55,146	418,007
* #	eBay, Inc.	62,603	1,031,071
*	Ebix, Inc.	1,800	50,040
* #	Echelon Corp.	16,850	134,126
*	Echostar Holding Corp.	8,463	133,885
*	Edgewater Technology, Inc.	2,837	6,780
*	Electro Scientific Industries, Inc.	200	1,720
* #	Electronic Arts, Inc.	46,805	952,482
*	Electronics for Imaging, Inc.	27,900	273,978
*	eLoyalty Corp.	400	2,800
*	EMC Corp.	133,700	1,675,261
* #	EMCORE Corp.	5,386	6,679
*	EMS Technologies, Inc.	7,202	137,198
*	Emulex Corp.	45,600	477,432
*	Endwave Corp.	1,814	5,007
*	Entegris, Inc.	72,956	107,975
*	Entorian Technologies, Inc.	1,369	370

44

*	Entrust, Inc.	8,839	17,236
*	Epicor Software Corp.	8,100	44,712
*	EPIQ Systems, Inc.	17,400	269,178
*	ePlus, Inc.	100	1,199
* #	Equinix, Inc.	5,195	364,845
*	Euronet Worldwide, Inc.	19,500	315,510
*	Exar Corp.	6,654	40,922
*	Extreme Networks, Inc.	16,100	28,336
* #	F5 Networks, Inc.	4,110	112,080
#	FactSet Research Systems, Inc.	4,600	246,514
	Fair Isaac Corp.	25,297	425,496
*	Fairchild Semiconductor Corp. Class A	31,500	194,040
*	FalconStor Software, Inc.	2,300	8,510
*	Faro Technologies, Inc.	6,230	94,447
*	FEI Co.	19,248	330,681
	Fidelity National Information Services, Inc.	76,800	1,370,880
*	Fiserv, Inc.	39,100	1,459,212
*	FLIR Systems, Inc.	7,537	167,171
*	FormFactor, Inc.	28,937	504,372
*	Forrester Research, Inc.	11,400	289,674
*	FortuNet, Inc.	1,500	4,920
	Frequency Electronics, Inc.	700	2,324
* #	Gartner Group, Inc.	9,400	126,994
*	Gerber Scientific, Inc.	4,400	17,380
	Gevity HR, Inc.	8,200	32,472
#	Global Payments, Inc.	6,700	214,802
*	Globecomm Systems, Inc.	8,200	55,760
*	Glu Mobile, Inc.	4,941	2,841
*	Google, Inc.	7,940	3,144,002
*	GSE Systems, Inc.	1,100	5,522
*	GSI Technology, Inc.	10,812	33,409
*	GTSI Corp.	605	2,723
*	Guidance Software, Inc.	2,684	9,877
*	Hackett Group, Inc.	15,038	33,836
*	Harmonic, Inc.	36,110	264,686
	Harris Corp.	8,200	250,756
*	Harris Stratex Networks, Inc. Class A	9,893	39,770
*	Hauppauge Digital, Inc.	200	263
	Heartland Payment Systems, Inc.	9,200	73,968
* #	Hewitt Associates, Inc. Class A	4,200	131,712
	Hewlett-Packard Co.	135,685	4,881,946
*	Hittite Microwave Corp.	7,000	260,120
*	Hughes Communications, Inc.	2,300	44,091
* #	Hutchinson Technology, Inc.	3,763	7,225
*	Hypercom Corp.	14,600	15,768
*	I.D. Systems, Inc.	3,786	14,879
* #	i2 Technologies, Inc.	2,200	19,624
*	IAC/InterActiveCorp	77,073	1,234,709
*	iBasis, Inc.	3,961	4,159
	iGATE Corp.	10,313	39,086
*	Ikanos Communications, Inc.	4,000	5,880
	Imation Corp.	12,657	126,570
	Imergent, Inc.	100	686
*	Immersion Corp.	2,600	10,842
* #	Infinera Corp.	8,500	71,740

45

*	infoGROUP, Inc.	20,287	82,162
* #	Informatica Corp.	17,096	271,826
	InfoSpace, Inc.	21,761	144,275
*	Ingram Micro, Inc.	90,600	1,315,512
*	Innodata Isogen, Inc.	8,423	35,629
*	Insight Enterprises, Inc.	34,850	199,342
	Integral Systems, Inc.	9,000	59,670
*	Integrated Device Technology, Inc.	90,784	492,957
	Intel Corp.	262,101	4,135,954
*	Interactive Intelligence, Inc.	7,742	85,162
*	Intermec, Inc.	27,900	337,032
*	Internap Network Services Corp.	28,107	78,137
	International Business Machines Corp.	43,707	4,510,999
*	International Rectifier Corp.	35,690	602,447
*	Internet Brands, Inc.	2,800	17,164
*	Internet Capital Group, Inc.	7,300	39,639
	Intersil Corp.	31,326	363,382
*	Intevac, Inc.	10,256	70,664
*	IntriCon Corp.	3,283	9,980
*	Intuit, Inc.	18,374	424,991
*	INX, Inc.	1,650	5,693
*	iPass, Inc.	5,443	6,205
*	iPCS, Inc.	2,800	40,656
*	IPG Photonics Corp.	10,600	118,402
* #	Iron Mountain, Inc.	50,200	1,430,198
*	Isilon Systems, Inc.	19,743	50,740
*	Iteris, Inc.	4,900	5,733
* #	Itron, Inc.	10,200	469,200
*	Ixia	33,193	191,192
	IXYS Corp.	20,163	192,355
*	j2 Global Communications, Inc.	11,900	285,481
	Jabil Circuit, Inc.	121,565	984,677
	Jack Henry & Associates, Inc.	17,840	321,477
*	JDA Software Group, Inc.	15,098	213,033
*	JDS Uniphase Corp.	34,978	161,249
* #	Juniper Networks, Inc.	36,938	799,708
	Keithley Instruments, Inc.	3,600	12,456
*	Key Tronic Corp.	808	1,172
*	Keynote Systems, Inc.	3,800	29,298
#	KLA-Tencor Corp.	23,200	643,568
*	Kopin Corp.	24,206	66,567
*	Kratos Defense & Security Solutions, Inc.	7,755	6,126
*	Kulicke & Soffa Industries, Inc.	17,100	68,400
*	KVH Industries, Inc.	5,027	27,649
* #	L-1 Identity Solutions, Inc.	65,800	481,656
* #	Lam Research Corp.	32,775	913,767
*	LaserCard Corp.	3,918	14,693
*	Lattice Semiconductor Corp.	5,243	9,123
*	Lawson Software, Inc.	64,585	348,113
*	LeCroy Corp.	4,246	13,800
	Lender Processing Services, Inc.	950	27,227
* #	Lexmark International, Inc.	21,000	412,020
*	Limelight Networks, Inc.	1,898	9,300
	Linear Technology Corp.	7,939	172,911
*	Lionbridge Technologies, Inc.	12,066	16,289

46

*	Littlefuse, Inc.	11,700	191,763
*	Logility, Inc.	3,730	19,433
*	LoJack Corp.	7,884	26,963
*	LookSmart, Ltd.	2,071	2,589
*	Loral Space & Communications, Inc.	6,381	148,996
*	LSI Corp.	151,590	582,106
*	Luna Innovations, Inc.	1,500	1,110
*	Macrovision Solutions Corp.	62,195	1,257,583
* #	Manhattan Associates, Inc.	11,370	188,969
*	ManTech International Corp. Class A	4,300	155,617
	Marchex, Inc. Class B	6,200	28,024
*	Mastec, Inc.	30,000	375,300
*	Mattson Technology, Inc.	3,600	4,140
	Maximus, Inc.	11,200	451,696
*	Maxwell Technologies, Inc.	7,627	78,100
*	McAfee, Inc.	10,300	386,662
*	Measurement Specialties, Inc.	2,265	15,379
*	MEMC Electronic Materials, Inc.	6,592	106,790
*	Mentor Graphics Corp.	48,345	324,878
*	Mercury Computer Systems, Inc.	6,700	54,404
*	Metavante Technologies, Inc.	566	13,352
	Methode Electronics, Inc.	13,877	83,540
	Micrel, Inc.	27,668	207,510
	Microchip Technology, Inc.	4,325	99,475
* #	Micron Technology, Inc.	87,755	428,244
* #	Micros Systems, Inc.	30,000	629,400
* #	Microsemi Corp.	33,634	451,368
	Microsoft Corp.	249,051	5,045,773
*	MicroStrategy, Inc.	2,192	85,291
*	Microtune, Inc.	20,391	42,617
*	Midway Games, Inc.	7,400	540
*	MIPS Technologies, Inc.	18,132	60,198
*	MKS Instruments, Inc.	200	3,130
	Mocon, Inc.	72	703
*	ModusLink Global Solutions, Inc.	13,950	51,615
#	Molex, Inc.	28,500	475,095
	Molex, Inc. Class A	26,116	399,314
*	Monolithic Power Systems, Inc.	2,784	51,504
*	MoSys, Inc.	4,600	6,440
	Motorola, Inc.	159,628	882,743
*	MPS Group, Inc.	1,800	14,472
*	MSC.Software Corp.	14,482	88,919
	MTS Systems Corp.	9,407	198,770
*	Multi-Fineline Electronix, Inc.	14,500	291,015
*	Nanometrics, Inc.	3,257	6,579
#	National Instruments Corp.	16,500	363,660
#	National Semiconductor Corp.	10,600	131,122
* #	NCI, Inc.	1,434	34,932
*	NCR Corp.	66,991	679,959
* #	NetApp, Inc.	6,200	113,460
*	NETGEAR, Inc.	12,812	205,120
* #	NetLogic Microsystems, Inc.	8,468	275,972
*	NetScout Systems, Inc.	20,229	181,859
*	Network Equipment Technologies, Inc.	15,350	60,326
	NIC, Inc.	12,033	64,978

47

*	Novatel Wireless, Inc.	14,000	95,900
*	Novell, Inc.	203,700	765,912
* #	Novellus Systems, Inc.	57,900	1,045,674
*	Nu Horizons Electronics Corp.	5,534	15,440
* #	Nuance Communications, Inc.	62,200	830,370
*	NumereX Corp. Class A	608	2,426
* #	Nvidia Corp.	125,600	1,441,888
	O.I. Corp.	1,118	8,748
* #	Oclaro, Inc.	9,400	9,306
* #	Omniture, Inc.	26,346	324,583
*	OmniVision Technologies, Inc.	17,200	163,572
*	ON Semiconductor Corp.	43,803	237,412
*	Online Resources Corp.	10,447	44,818
*	Onvia, Inc.	2,875	11,069
*	Oplink Communications, Inc.	9,900	109,296
*	OPNET Technologies, Inc.	10,088	86,757
*	OpNext, Inc.	2,974	7,524
*	Optelecom-NKF, Inc.	306	1,157
*	Optical Cable Corp.	1,689	4,695
#	Oracle Corp.	165,850	3,207,539
* #	Orbcomm, Inc.	6,400	8,192
*	Orthovita, Inc.	16,559	48,683
*	OSI Systems, Inc.	10,074	188,888
*	OYO Geospace Corp.	1,500	23,850
* #	Palm, Inc.	19,466	204,198
*	PAR Technology Corp.	5,190	27,144
* #	Parametric Technology Corp.	19,928	222,197
	Park Electrochemical Corp.	7,848	161,669
* #	ParkerVision, Inc.	200	560
	Paychex, Inc.	11,600	313,316
*	PC Connection, Inc.	10,981	54,356
	PC-Tel, Inc.	10,151	49,435
*	PDF Solutions, Inc.	653	1,169
	Pegasystems, Inc.	14,639	255,743
*	Perceptron, Inc.	1,900	6,859
*	Perficient, Inc.	9,100	63,427
*	Performance Technologies, Inc.	2,917	8,080
*	Pericom Semiconductor Corp.	8,100	72,171
*	Perot Systems Corp.	72,304	1,016,594
*	Pervasive Software, Inc.	2,055	10,090
*	Phoenix Technologies, Ltd.	5,100	14,535
*	Photronics, Inc.	5,557	9,280
*	Physicians Formula Holdings, Inc.	3,651	8,945
	Plantronics, Inc.	29,300	373,282
*	PLATO Learning, Inc.	3,200	9,472
*	Plexus Corp.	16,500	365,475
*	PLX Technology, Inc.	6,600	22,374
* #	PMC-Sierra, Inc.	84,400	668,448
* #	Polycom, Inc.	43,600	812,704
	Power Integrations, Inc.	11,860	252,618
*	Presstek, Inc.	6,927	13,369
*	Progress Software Corp.	19,300	408,967
*	PROS Holdings, Inc.	100	646
	QAD, Inc.	10,714	28,499
* #	QLogic Corp.	19,100	270,838

48

	QUALCOMM, Inc.	55,220	2,336,910
#	Quality Systems, Inc.	4,600	246,652
	Qualstar Corp.	500	1,190
* #	Quest Software, Inc.	43,700	634,961
*	QuickLogic Corp.	2,820	4,286
*	Rackable Systems, Inc.	6,500	29,640
*	Radiant Systems, Inc.	6,350	46,800
*	RadiSys Corp.	12,264	87,933
* #	Rambus, Inc.	12,400	148,552
*	Ramtron International Corp.	3,787	4,734
*	RealNetworks, Inc.	82,000	201,720
* #	Red Hat, Inc.	12,900	222,783
*	Relm Wireless Corp.	700	581
	Renaissance Learning, Inc.	5,496	52,762
* #	RF Micro Devices, Inc.	34,600	73,006
*	RF Monolithics, Inc.	400	136
	Richardson Electronics, Ltd.	4,108	14,707
*	RightNow Technologies, Inc.	4,600	34,730
*	Rimage Corp.	5,808	85,494
* #	Riverbed Technology, Inc.	26,800	490,976
*	Rofin-Sinar Technologies, Inc.	13,400	285,554
*	Rogers Corp.	9,528	242,488
*	Rubicon Technology, Inc.	200	1,696
*	Rudolph Technologies, Inc.	5,194	27,165
*	S1 Corp.	41,070	254,634
* #	Saba Software, Inc.	3,800	8,778
*	SAIC, Inc.	9,100	164,710
* #	Salesforce.com, Inc.	4,955	212,124
*	Sandisk Corp.	62,400	980,928
*	Sapient Corp.	60,300	309,339
* #	SAVVIS, Inc.	23,662	269,274
* #	ScanSource, Inc.	11,500	284,165
*	Scientific Learning Corp.	1,102	2,424
*	SCM Microsystems, Inc.	826	1,958
*	SeaChange International, Inc.	16,030	100,508
*	Semitool, Inc.	8,002	38,010
*	Semtech Corp.	28,965	417,675
*	ShoreTel, Inc.	1,800	8,982
* #	Sigma Designs, Inc.	9,000	116,280
*	Silicon Image, Inc.	27,644	75,192
* #	Silicon Laboratories, Inc.	16,200	538,812
*	Silicon Storage Technology, Inc.	20,731	38,352
*	SiRF Technology Holdings, Inc.	3,200	8,896
*	Skyworks Solutions, Inc.	94,195	832,684
*	Smart Modular Technologies (WWH), Inc.	2,397	5,897
*	Smith Micro Software, Inc.	18,086	155,540
*	Soapstone Networks, Inc.	5,569	20,550
*	SonicWALL, Inc.	34,500	187,335
*	Sonus Networks, Inc.	54,896	94,970
*	Sourcefire, Inc.	4,400	47,652
*	Spectrum Control, Inc.	4,848	34,275
*	SPSS, Inc.	8,969	277,142
*	SRA International, Inc.	20,300	312,417
*	SRS Labs, Inc.	8,071	45,843
*	Standard Microsystems Corp.	8,744	138,680

49

	StarTek, Inc.	5,600	23,072
* #	STEC, Inc.	18,060	173,376
* #	Stratasys, Inc.	9,100	85,176
*	SuccessFactors, Inc.	3,800	33,098
*	SumTotal Systems, Inc.	11,797	45,418
*	Sun Microsystems, Inc.	300	2,748
*	SunPower Corp.	1,233	31,269
*	Super Micro Computer, Inc.	1,600	8,352
*	Supertex, Inc.	6,800	174,896
*	SupportSoft, Inc.	10,447	23,506
*	Switch and Data Facilities Co.	6,900	79,833
* #	Sybase, Inc.	16,490	560,000
*	Sycamore Networks, Inc.	177,229	522,826
*	Sykes Enterprises, Inc.	22,625	444,808
*	Symantec Corp.	137,903	2,378,827
*	Symmetricom, Inc.	10,480	52,190
* #	Synaptics, Inc.	5,550	180,264
*	Synchronoss Technologies, Inc.	14,900	197,872
*	SYNNEX Corp.	15,000	322,950
* #	Synopsys, Inc.	39,400	858,132
	Syntel, Inc.	3,239	89,785
	Take-Two Interactive Software, Inc.	24,019	218,093
*	Tech Data Corp.	28,563	822,329
	Technitrol, Inc.	5,600	22,792
*	TechTeam Global, Inc.	3,264	16,940
*	Techwell, Inc.	6,000	44,220
*	Tekelec	33,100	513,050
*	TeleCommunication Systems, Inc.	9,000	88,290
*	Tellabs, Inc.	238,013	1,247,188
*	Telular Corp.	5,320	10,640
*	Teradata Corp.	22,000	367,840
*	Teradyne, Inc.	22,100	131,274
* #	Terremark Worldwide, Inc.	21,186	82,414
*	Tessco Technologies, Inc.	3,300	30,195
*	Tessera Technologies, Inc.	26,327	369,631
	Texas Instruments, Inc.	46,689	843,203
*	The Knot, Inc.	15,480	140,404
	TheStreet.com, Inc.	4,846	10,322
* #	THQ, Inc.	6,200	21,204
* #	TIBCO Software, Inc.	83,612	528,428
*	TNS, Inc.	1,900	32,015
*	Tollgrade Communications, Inc.	4,681	27,852
	Total System Services, Inc.	4,604	57,412
*	Transact Technologies, Inc.	1,200	5,268
*	Travelzoo, Inc.	2,494	21,548
* #	Trimble Navigation, Ltd.	32,700	701,088
*	Triquint Semiconductor, Inc.	32,246	123,502
*	TTM Technologies, Inc.	11,900	88,298
* #	Tyler Technologies, Inc.	18,173	299,855
* #	Ultimate Software Group, Inc.	1,000	18,730
*	Ultra Clean Holdings, Inc.	2,900	5,278
*	Ultratech, Inc.	13,241	179,018
*	Unica Corp.	2,346	11,237
	United Online, Inc.	38,524	204,177
*	Universal Display Corp.	11,500	129,835

50

*	UTStarcom, Inc.	11,144	13,038
*	ValueClick, Inc.	7,100	75,260
*	Varian Semiconductor Equipment Associates, Inc.	10,100	258,459
*	Veeco Instruments, Inc.	7,800	56,472
* #	VeriFone Holdings, Inc.	28,600	214,786
* #	VeriSign, Inc.	12,100	249,018
* #	Viasat, Inc.	13,595	312,549
*	Vicon Industries, Inc.	916	4,992
*	Video Display Corp.	3,247	10,553
*	Vignette Corp.	8,530	70,458
*	Virage Logic Corp.	6,668	22,938
*	Virtusa Corp.	2,800	17,892
*	Vishay Intertechnology, Inc.	131,644	772,750
* #	Vocus, Inc.	2,400	40,800
*	Volterra Semiconductor Corp.	7,200	82,728
	Wayside Technology Group, Inc.	1,635	11,772
*	Web.com Group, Inc.	6,450	26,832
*	WebMediaBrands, Inc.	300	153
*	Websense, Inc.	12,900	230,007
*	Western Digital Corp.	32,400	762,048
	Western Union Co.	20,269	339,506
*	Wind River Systems, Inc.	36,900	270,477
* #	Wizzard Software Corp.	6,900	4,071
*	WPCS International, Inc.	500	995
*	Wright Express Corp.	11,300	258,544
	Xerox Corp.	250,943	1,533,262
	Xilinx, Inc.	12,900	263,676
*	X-Rite, Inc.	11,034	18,978
* #	Yahoo!, Inc.	70,550	1,008,160
* #	Zebra Technologies Corp. Class A	26,900	571,625
*	Zix Corp.	6,182	7,480
*	Zoran Corp.	32,439	290,005
*	Zygo Corp.	6,074	30,491
Total Information Technology			157,661,666

Materials — (3.5%)
	A. Schulman, Inc.	9,126	143,187
	A.M. Castle & Co.	5,700	55,233
*	AEP Industries, Inc.	1,178	23,949
	Air Products & Chemicals, Inc.	9,495	625,721
#	Airgas, Inc.	6,700	288,904
	AK Steel Holding Corp.	3,100	40,331
#	Albemarle Corp.	41,550	1,114,371
	Alcoa, Inc.	59,270	537,579
	Allegheny Technologies, Inc.	6,800	222,564
	AMCOL International Corp.	15,600	302,328
*	American Pacific Corp.	1,938	13,740
	American Vanguard Corp.	12,005	153,544
*	Amerigon, Inc.	7,600	42,940
#	AptarGroup, Inc.	25,650	795,920
	Arch Chemicals, Inc.	13,700	331,266
	Ashland, Inc.	16,487	362,055
	Balchem Corp.	4,057	100,979
	Ball Corp.	14,200	535,624
	Bemis Co., Inc.	32,000	769,280

51

*	Brush Engineered Materials, Inc.	5,100	86,292
*	Buckeye Technologies, Inc.	6,000	30,900
*	Bway Holding Co.	1,200	11,184
	Cabot Corp.	45,400	662,840
	Calgon Carbon Corp.	20,700	351,486
	Celanese Corp. Class A	700	14,588
*	Century Aluminum Co.	2,300	9,292
	CF Industries Holdings, Inc.	500	36,025
	Cliffs Natural Resources, Inc.	3,900	89,934
	Commercial Metals Co.	19,120	284,506
	Compass Minerals International, Inc.	3,400	163,948
*	Core Molding Technologies, Inc.	1,000	2,360
*	Crown Holdings, Inc.	9,600	211,680
	Cytec Industries, Inc.	12,200	242,292
	Deltic Timber Corp.	3,596	151,535
	Dow Chemical Co.	152,200	2,435,200
	du Pont (E.I.) de Nemours & Co.	38,793	1,082,325
	Eagle Materials, Inc.	20,507	570,095
	Eastman Chemical Co.	15,600	619,008
#	Ecolab, Inc.	6,800	262,140
	Empire Resources, Inc.	1,400	1,386
	Ferro Corp.	9,200	25,484
* #	Flotek Industries, Inc.	200	414
	FMC Corp.	10,200	497,046
	Freeport-McMoRan Copper & Gold, Inc. Class B	6,000	255,900
	Friedman Industries, Inc.	5,121	27,500
*	General Moly, Inc.	1,254	1,906
	Gibraltar Industries, Inc.	18,000	120,600
*	Graphic Packaging Holding Co.	78,513	135,042
	Greif, Inc. Class A	14,500	656,415
	Greif, Inc. Class B	4,817	203,518
*	H&E Equipment Services, Inc.	17,674	133,085
	H.B. Fuller Co.	22,710	401,059
	Hawkins, Inc.	3,087	53,992
*	Haynes International, Inc.	1,800	40,644
* #	Headwaters, Inc.	22,300	56,196
*	Hecla Mining Co.	17,700	43,719
*	Horsehead Holding Corp.	1,900	13,566
*	ICO, Inc.	12,162	30,040
	Innophos Holdings, Inc.	4,778	70,858
#	International Flavors & Fragrances, Inc.	8,200	255,840
	International Paper Co.	173,200	2,192,712
*	ION Geophysical Corp.	400	1,000
	Kaiser Aluminum Corp.	2,700	79,758
	KMG Chemicals, Inc.	320	1,747
	Koppers Holdings, Inc.	6,343	120,263
	Kronos Worldwide, Inc.	10,053	75,096
*	Landec Corp.	11,412	77,145
	Louisiana-Pacific Corp.	16,180	65,853
*	LSB Industries, Inc.	8,400	100,632
	Lubrizol Corp.	18,900	816,858
	Martin Marietta Materials, Inc.	2,794	234,780
*	Material Sciences Corp.	228	269
*	Maxxam, Inc.	300	2,445
	MeadWestavco Corp.	98,891	1,548,633

52

*	Metalico, Inc.	4,300	9,890
	Minerals Technologies, Inc.	8,300	308,677
* #	Mines Management, Inc.	4,049	6,276
#	Monsanto Co.	17,199	1,460,023
	Myers Industries, Inc.	22,535	226,026
#	Nalco Holding Co.	83,966	1,370,325
	Neenah Paper, Inc.	2,700	13,527
	NewMarket Corp.	6,400	403,200
	Newmont Mining Corp.	23,143	931,274
	NL Industries, Inc.	16,895	204,598
*	Northwest Pipe Co.	2,555	96,911
	Nucor Corp.	12,400	504,556
	Olin Corp.	21,250	267,750
	Olympic Steel, Inc.	400	7,336
*	OM Group, Inc.	4,500	125,370
*	OMNOVA Solutions, Inc.	1,811	4,310
* #	Owens-Illinois, Inc.	400	9,756
	P.H. Glatfelter Co.	25,885	229,859
	Packaging Corp. of America	42,403	672,936
*	Pactiv Corp.	36,500	797,890
	Penford Corp.	6,200	27,714
*	PolyOne Corp.	42,600	116,724
	PPG Industries, Inc.	37,200	1,638,660
	Praxair, Inc.	11,741	875,996
	Quaker Chemical Corp.	4,600	53,820
	Reliance Steel & Aluminum Co.	7,140	251,542
	Rock-Tenn Co. Class A	13,426	506,966
*	Rockwood Holdings, Inc.	16,300	200,490
*	Rosetta Resources, Inc.	16,016	112,913
	Royal Gold, Inc.	8,500	307,360
#	RPM International, Inc.	64,800	895,536
* #	RTI International Metals, Inc.	3,600	46,836
#	Schnitzer Steel Industries, Inc. Class A	3,100	153,636
	Schweitzer-Maudoit International, Inc.	7,466	171,494
	Sealed Air Corp.	37,320	711,319
	Sensient Technologies Corp.	27,300	638,274
#	Sigma-Aldrich Corp.	7,800	341,952
	Silgan Holdings, Inc.	5,300	246,397
*	Smurfit-Stone Container Corp.	37,044	2,964
*	Solitario Exploration & Royalty Corp.	1,000	1,110
	Sonoco Products Co.	29,000	707,890
	Southern Copper Corp.	10,311	191,475
	Spartech Corp.	3,400	13,362
	Steel Dynamics, Inc.	9,403	117,067
	Stepan Co.	4,529	179,213
*	Stillwater Mining Co.	20,100	90,651
*	Symyx Technologies, Inc.	10,440	50,530
	Synalloy Corp.	4,403	26,550
#	Temple-Inland, Inc.	34,800	415,512
	Terra Industries, Inc.	3,600	95,400
	Texas Industries, Inc.	7,097	226,962
	The Mosaic Co.	7,195	291,038
#	The Scotts Miracle-Gro Co. Class A	11,100	374,847
#	Titanium Metals Corp.	76,411	518,831
*	U.S. Concrete, Inc.	17,778	35,200

53

*	United States Lime & Minerals, Inc.	2,397	92,884
	United States Steel Corp.	6,835	181,469
*	Universal Stainless & Alloy Products, Inc.	1,700	22,780
*	US Gold Corp.	4,700	9,353
	Valhi, Inc.	4,500	47,880
	Valspar Corp.	55,470	1,331,280
	Vulcan Materials Co.	9,200	437,460
*	W.R. Grace & Co.	8,100	71,523
	Wausau Paper Corp.	23,041	201,148
	Westlake Chemical Corp.	44,498	832,113
	Weyerhaeuser Co.	78,100	2,753,806
	Worthington Industries, Inc.	42,400	631,760
	Zep, Inc.	2,000	27,060
* #	Zoltek Companies, Inc.	1,200	9,444
Total Materials			47,055,227

Telecommunication Services — (3.0%)
	Alaska Communications Systems Group, Inc.	10,800	65,124
* #	American Tower Corp.	14,055	446,387
	Arbinet-thexchange, Inc.	3,756	7,099
	AT&T, Inc.	842,756	21,591,409
* #	Cbeyond, Inc.	6,400	130,432
*	Centennial Communications Corp.	33,000	272,910
#	CenturyTel, Inc.	38,000	1,031,700
*	Cincinnati Bell, Inc.	29,800	83,142
*	Clear Channel Outdoor Holdings, Inc.	200	768
* #	Cogent Communications Group, Inc.	9,500	80,180
	Consolidated Communications Holdings, Inc.	12,305	138,431
* #	Crown Castle International Corp.	11,170	273,888
	D&E Communications, Inc.	7,206	40,354
	Embarq Corp.	6,455	235,995
	FairPoint Communications, Inc.	58	60
	Frontier Communications Corp.	84,000	597,240
*	General Communications, Inc. Class A	30,061	230,267
	Hickory Tech Corp.	7,368	42,292
*	IDT Corp. Class B	900	1,224
	Iowa Telecommunications Services, Inc.	11,100	146,298
* #	LCC International, Inc. Class A	600	16
* #	Leap Wireless International, Inc.	38,407	1,385,340
*	NeuStar, Inc.	10,755	204,453
*	NextWave Wireless, Inc.	10,600	2,014
* #	NII Holdings, Inc.	5,400	87,264
	NTELOS Holdings Corp.	100	1,598
*	Occam Networks, Inc.	4,954	13,624
*	Premiere Global Services, Inc.	32,566	343,246
#	Qwest Communications International, Inc.	37,473	145,770
	Regal Entertainment Group	9,100	118,846
* #	SBA Communications Corp.	17,210	433,692
	Shenandoah Telecommunications Co.	6,400	125,632
*	Spark Networks, Inc.	3,744	8,986
*	Sprint Nextel Corp.	228,800	997,568
	SureWest Communications	7,920	51,005
*	Syniverse Holdings, Inc.	27,700	349,020
	Telephone & Data Systems, Inc.	21,600	619,272
	Telephone & Data Systems, Inc. Special Shares	23,815	615,380

54

*	tw telecom, inc.	6,400	58,816
*	United States Cellular Corp.	15,898	540,532
	USA Mobility, Inc.	12,649	140,657
	Verizon Communications, Inc.	276,716	8,395,563
	Warwick Valley Telephone Co.	775	8,711
	Windstream Corp.	49,950	414,585
*	Xeta Corp.	660	1,300
Total Telecommunication Services			40,478,090

Utilities — (2.4%)
*	AES Corp.	61,221	432,832
	AGL Resources, Inc.	13,100	408,327
#	Allegheny Energy, Inc.	10,318	267,443
	ALLETE, Inc.	6,500	169,260
	Alliant Energy Corp.	9,000	201,240
#	Ameren Corp.	19,700	453,494
	American Electric Power Co., Inc.	17,900	472,202
	American States Water Co.	4,800	165,744
#	Aqua America, Inc.	10,400	190,840
	Artesian Resources Corp. Class A	1,303	19,102
	Atmos Energy Corp.	19,100	471,961
	Avista Corp.	15,500	233,275
	Black Hills Corp.	12,900	256,452
*	Cadiz, Inc.	2,088	12,632
	California Water Service Group	10,221	398,926
	CenterPoint Energy, Inc.	12,800	136,192
	Central Vermont Public Service Corp.	6,462	110,888
	CH Energy Group, Inc.	8,000	355,520
	Chesapeake Utilities Corp.	2,100	61,509
	Cleco Corp.	13,400	282,606
	CMS Energy Corp.	43,600	524,072
	Connecticut Water Services, Inc.	4,027	83,520
	Consolidated Edison, Inc.	11,887	441,364
#	Constellation Energy Group	2,200	52,976
	Delta Natural Gas Co., Inc.	863	17,907
#	Dominion Resources, Inc.	26,579	801,623
#	DPL, Inc.	9,700	217,571
#	DTE Energy Co.	15,100	446,507
	Duke Energy Corp.	52,703	727,828
* #	Dynegy, Inc.	83,800	149,164
	Edison International	15,000	427,650
*	El Paso Electric Co.	14,300	197,340
	Empire District Electric Co.	11,300	169,161
	Energen Corp.	900	32,508
	Energy West, Inc.	861	7,319
	Entergy Corp.	8,180	529,819
	EQT Corp.	8,800	295,944
#	Exelon Corp.	26,819	1,237,160
	FirstEnergy Corp.	13,677	559,389
	Florida Public Utilities Co.	1,396	17,101
#	FPL Group, Inc.	18,600	1,000,494
#	Great Plains Energy, Inc.	25,379	367,234
#	Hawaiian Electric Industries, Inc.	16,600	257,964
	IDACORP, Inc.	11,300	270,861
#	Integrys Energy Group, Inc.	10,721	283,142

55

#	ITC Holdings Corp.	8,820	383,935
	Laclede Group, Inc.	5,882	203,988
	Maine & Maritimes Corp.	402	14,070
	MDU Resources Group, Inc.	13,900	244,223
	MGE Energy, Inc.	6,680	204,942
	Middlesex Water Co.	7,442	104,932
*	Mirant Corp.	89,204	1,135,567
#	National Fuel Gas Co.	3,800	124,298
	New Jersey Resources Corp.	6,300	207,396
#	Nicor, Inc.	10,400	334,256
	NiSource, Inc.	15,000	164,850
	Northeast Utilities, Inc.	14,500	304,790
	Northwest Natural Gas Co.	5,400	220,860
	NorthWestern Corp.	9,100	190,372
*	NRG Energy, Inc.	18,200	327,236
	NSTAR	10,200	320,382
	NV Energy, Inc.	45,100	462,275
	OGE Energy Corp.	18,300	470,493
	Oneok, Inc.	8,100	211,977
#	Ormat Technologies, Inc.	12,220	430,144
	Otter Tail Corp.	8,400	186,312
#	Pepco Holdings, Inc.	18,200	217,490
#	PG&E Corp.	16,300	605,056
#	Piedmont Natural Gas Co.	12,200	297,924
	Pinnacle West Capital Corp.	9,300	254,634
	PNM Resources, Inc.	24,300	207,036
	Portland General Electric Co.	15,600	285,012
#	PPL Corp.	7,760	232,102
	Progress Energy, Inc.	12,400	423,088
	Public Service Enterprise Group, Inc.	76,351	2,278,314
	Questar Corp.	41,000	1,218,520
*	Reliant Energy, Inc.	24,700	122,512
	SCANA Corp.	5,400	163,188
#	Sempra Energy	10,780	496,096
	SJW Corp.	9,346	235,519
	South Jersey Industries, Inc.	4,325	150,121
	Southern Co.	35,459	1,024,056
	Southern Union Co.	28,500	453,435
	Southwest Gas Corp.	10,600	214,226
	Southwest Water Co.	5,600	32,144
	TECO Energy, Inc.	16,200	171,558
	UGI Corp.	12,900	295,926
#	UIL Holdings Corp.	8,000	184,720
	Unisource Energy Corp.	10,024	263,832
	Unitil Corp.	3,406	69,755
	Vectren Corp.	17,200	381,324
	Westar Energy, Inc.	22,900	401,437
	WGL Holdings, Inc.	11,000	342,540
	Wisconsin Energy Corp.	9,000	359,640
#	Xcel Energy, Inc.	20,500	378,020
	York Water Co.	1,280	16,934
Total Utilities			32,239,520

TOTAL COMMON STOCKS			1,067,947,678

56

RIGHTS/WARRANTS — (0.0%)
* ●	BioMimetic Therapeutics, Inc. Rights 06/15/09	9,239	—
*	Deltek, Inc. Rights	1,200	—
* ●	Kona Grill, Inc. Rights 05/22/09	80	60
TOTAL RIGHTS/WARRANTS			60

TEMPORARY CASH INVESTMENTS — (0.6%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	8,574,322	8,574,322

SECURITIES LENDING COLLATERAL — (19.5%)
§ @	DFA Short Term Investment Fund LP	258,915,093	258,915,093

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $1,739,703 FNMA 7.000%, 12/01/37, valued at $1,591,605) to be repurchased at $1,545,254	$1,545	1,545,247

TOTAL SECURITIES LENDING COLLATERAL		260,460,340

TOTAL INVESTMENTS - (100.0%) (Cost $1,513,628,411)		$1,336,982,400

See accompanying Notes to Financial Statements.

57

U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (83.8%)
Consumer Discretionary — (15.5%)
*	1-800-FLOWERS.COM, Inc.	45,694	$133,426
*	4Kids Entertainment, Inc.	242,619	310,552
* #	99 Cents Only Stores	145,265	1,560,146
*	A.C. Moore Arts & Crafts, Inc.	224,497	662,266
#	Aaron’s, Inc.	120,700	4,050,692
	Aaron’s, Inc. Class A	15,475	464,250
* #	AbitibiBowater, Inc.	72,803	11,066
*	Acme Communications, Inc.	282,503	70,626
	Acme United Corp.	7,700	63,448
*	AFC Enterprises, Inc.	40,341	250,518
	Aldila, Inc.	71,403	291,324
*	Alloy, Inc.	15,826	72,325
	Ambassadors Group, Inc.	35,359	431,380
	AMCON Distributing Co.	2,269	86,222
*	AMDL, Inc.	4,474	3,713
* #	American Apparel, Inc.	77,000	519,750
	American Axle & Manufacturing Holdings, Inc.	949,034	949,034
*	American Biltrite, Inc.	3,955	5,458
	American Greetings Corp. Class A	50,900	399,565
*	American Public Education, Inc.	26,927	969,372
*	America’s Car-Mart, Inc.	30,685	497,711
	Ameristar Casinos, Inc.	85,854	1,761,724
* #	AnnTaylor Stores Corp.	37,000	273,430
#	Arbitron, Inc.	82,399	1,715,547
#	Arctic Cat, Inc.	43,481	173,924
	Ark Restaurants Corp.	12,675	145,129
	ArvinMeritor, Inc.	194,200	240,808
	Asbury Automotive Group, Inc.	401,424	3,881,770
*	ATC Technology Corp.	59,678	948,283
*	Audiovox Corp. Class A	302,693	1,682,973
*	Avatar Holdings, Inc.	31,009	576,147
*	Bakers Footwear Group, Inc.	24,144	17,263
*	Ballantyne of Omaha, Inc.	2	5
*	Bally Technologies, Inc.	81,876	2,143,514
#	Barnes & Noble, Inc.	113,110	2,954,433
*	Barry (R.G.) Corp.	17,438	104,977
	Bassett Furniture Industries, Inc.	188,843	426,785
	Beasley Broadcast Group, Inc.	81,005	184,691
#	Beazer Homes USA, Inc.	18,119	45,660
	bebe stores, inc.	159,236	1,464,971
	Belo Corp.	38,160	72,504
	Belo Corp. Class A	173,800	295,460
*	Benihana, Inc.	1,675	9,045

1

	Big 5 Sporting Goods Corp.	39,774	327,340
*	BJ’s Restaurants, Inc.	47,445	782,368
#	Blockbuster, Inc. Class A	1,489,439	1,191,551
* #	Blue Nile, Inc.	29,400	1,251,264
*	Bluegreen Corp.	83,365	159,227
	Blyth, Inc.	15,210	670,457
	Bob Evans Farms, Inc.	96,838	2,348,321
#	Bon-Ton Stores, Inc.	129,659	382,494
	Books-A-Million, Inc.	13,565	77,863
	Borders Group, Inc.	83,876	228,981
	Bowl America, Inc. Class A	6,628	81,326
	Boyd Gaming Corp.	51,700	475,123
	Brinker International, Inc.	121,606	2,154,858
*	Broadview Institute, Inc.	200	260
#	Brookfield Homes Corp.	42,900	225,225
	Brown Shoe Company, Inc.	224,000	1,440,320
	Brunswick Corp.	150,700	901,186
#	Buckle, Inc.	124,650	4,658,170
* #	Buffalo Wild Wings, Inc.	35,184	1,373,583
*	Build-A-Bear-Workshop, Inc.	34,800	190,008
* #	Cabela’s, Inc.	174,904	2,240,520
*	Cache, Inc.	11,600	52,780
* #	California Coastal Communities, Inc.	138,138	183,724
*	California Pizza Kitchen, Inc.	53,568	841,553
	Callaway Golf Co.	199,200	1,503,960
	Canterbury Park Holding Corp.	10,475	62,850
* #	Capella Education Co.	29,967	1,539,704
	Carmike Cinemas, Inc.	243,916	995,177
*	Carriage Services, Inc.	207,167	544,849
*	Carrols Restaurant Group, Inc.	30,524	180,702
*	Carter’s, Inc.	101,394	2,167,804
*	Casual Male Retail Group, Inc.	29,100	36,957
	Cato Corp. Class A	72,850	1,400,177
*	Cavalier Homes, Inc.	272,605	452,524
*	Cavco Industries, Inc.	18,266	428,155
*	CEC Entertainment, Inc.	86,216	2,626,139
#	Centex Corp.	179,900	1,968,106
* ●	Championship Auto Racing Teams, Inc.	1,697	—
*	Charles and Colvard, Ltd.	54,978	23,091
*	Charlotte Russe Holding, Inc.	37,800	474,390
* #	Charming Shoppes, Inc.	293,386	1,023,917
*	Cheesecake Factory, Inc.	107,600	1,869,012
#	Cherokee, Inc.	20,166	368,433
*	Chico’s FAS, Inc.	230,510	1,761,096
	Christopher & Banks Corp.	54,771	304,527
*	Chromcraft Revington, Inc.	22,839	12,561
	Churchill Downs, Inc.	39,193	1,364,308
	Cinemark Holdings, Inc.	162,447	1,445,778
	Citadel Broadcasting Co.	282,493	18,927
*	Citi Trends, Inc.	34,743	853,288
	CKE Restaurants, Inc.	105,300	1,007,721
	Coachmen Industries, Inc.	281,012	237,455
	Coast Distribution System, Inc.	49,630	50,623
*	Coinstar, Inc.	75,816	2,698,291
*	Coldwater Creek, Inc.	95,516	329,530

2

	Collectors Universe, Inc.	112,624	451,622
#	Columbia Sportswear Co.	66,931	2,056,120
*	Comstock Homebuilding Companies, Inc.	4,766	905
*	Concord Camera Corp.	113,476	334,755
* #	Conn’s, Inc.	66,784	1,097,929
	Cooper Tire & Rubber Co.	1,009,664	8,349,921
* #	Cosi, Inc.	4,600	1,932
*	Cost Plus, Inc.	191,623	360,251
	Courier Corp.	28,453	446,151
*	Cox Radio, Inc.	97,400	467,520
#	CPI Corp.	5,745	58,599
	Cracker Barrel Old Country Store, Inc.	40,206	1,311,118
	Craftmade International, Inc.	15,198	31,308
* #	Crown Media Holdings, Inc.	53,132	164,178
	CSS Industries, Inc.	28,400	564,024
*	Culp, Inc.	34,401	151,708
*	Cumulus Media, Inc. Class A	913,987	1,124,204
*	Cybex International, Inc.	400	438
*	Daily Journal Corp.	200	6,980
* #	Deckers Outdoor Corp.	35,900	2,029,068
	Decorator Industries, Inc.	19,872	20,071
*	dELiA*s, Inc.	1	2
*	Delta Apparel, Inc.	14,180	84,938
*	Destination Maternity Corp.	12,600	169,092
*	DG FastChannel, Inc.	44,850	1,046,350
* #	Diedrich Coffee, Inc.	20,802	202,195
	Dillards, Inc. Class A	127,478	982,855
	DineEquity, Inc.	99,543	3,189,358
*	Dixie Group, Inc.	114,811	222,733
*	Dolan Media Co.	53,900	641,949
*	Domino’s Pizza, Inc.	91,800	866,592
*	Dorman Products, Inc.	44,600	477,220
	Dover Downs Gaming & Entertainment, Inc.	43,715	186,663
	Dover Motorsports, Inc.	58,912	93,670
*	Drew Industries, Inc.	44,400	634,032
*	DSW, Inc.	29,400	319,578
*	Duckwall-ALCO Stores, Inc.	4,953	55,969
	E.W. Scripps Co.	21,925	43,192
* #	Eddie Bauer Holdings, Inc.	10,000	3,283
	Educational Development Corp.	9,804	54,902
*	Einstein Noah Restaurant Group, Inc.	16,619	179,319
*	ELXSI Corp.	1,800	3,150
*	Emerson Radio Corp.	210,200	134,528
	Emmis Communications Corp. Class A	89,399	31,290
* #	Empire Resorts, Inc.	40,593	67,790
	Entercom Communications Corp.	93,000	154,380
*	Entravision Communications Corp.	181,517	92,574
*	Escala Group, Inc.	80,070	154,535
	Escalade, Inc.	41,465	41,465
#	Ethan Allen Interiors, Inc.	91,334	1,228,442
*	Famous Dave’s of America, Inc.	14,264	96,425
	Federal Screw Works	1,562	1,874
*	Federal-Mogul Corp.	28,799	319,669
*	FGX International Holdings, Ltd.	6,947	80,029
	Finish Line, Inc. Class A	613,086	5,211,231

3

	Fisher Communications, Inc.	14,040	169,322
*	Flanigan’s Enterprises, Inc.	5,680	26,412
	Flexsteel Industries, Inc.	15,256	108,470
	Footstar, Inc.	22,800	66,120
*	Fossil, Inc.	112,540	2,268,806
*	Franklin Covey Co.	121,017	507,061
*	Franklin Electronic Publishers, Inc.	73,984	59,187
*	Frederick’s of Hollywood Group, Inc.	1	1
	Fred’s, Inc.	90,750	1,239,645
	Frisch’s Restaurants, Inc.	19,503	488,550
* #	Fuel Systems Solutions, Inc.	43,201	659,679
#	Furniture Brands International, Inc.	1,071,088	3,384,638
*	Gaiam, Inc.	4,800	27,936
*	GameTech International, Inc.	12,400	16,616
*	Gaming Partners International Corp.	7,734	46,172
* #	Gander Mountain Co.	326,823	1,274,610
* #	Gaylord Entertainment Co.	11,684	162,875
* #	Genesco, Inc.	66,700	1,519,426
*	Gentek, Inc.	16,999	324,511
	Gentex Corp.	237,464	3,174,894
*	G-III Apparel Group, Ltd.	48,139	386,075
*	Global Traffic Network, Inc.	4,378	21,014
	Gray Television, Inc.	93,363	63,487
	Gray Television, Inc. Class A	27,139	27,139
*	Great Wolf Resorts, Inc.	227,308	838,767
	Group 1 Automotive, Inc.	337,281	7,184,085
* #	GSI Commerce, Inc.	109,431	1,555,015
* #	Gymboree Corp.	83,700	2,879,280
*	Hampshire Group, Ltd.	8,000	23,200
* #	Hanesbrands, Inc.	149,000	2,452,540
	Harman International Industries, Inc.	20,900	380,171
*	Harris Interactive, Inc.	1,025,110	410,044
	Harte-Hanks, Inc.	86,972	718,389
*	Hartmarx Corp.	376,474	15,812
*	Hastings Entertainment, Inc.	44,803	161,291
#	Haverty Furniture Co., Inc.	43,700	474,145
	Haverty Furniture Co., Inc. Class A	1,600	17,440
*	Hawk Corp.	21,800	312,830
*	Hayes Lemmerz International, Inc.	784,303	132,547
	Hearst-Argyle Television, Inc.	65,960	296,820
	Heelys, Inc.	25,882	47,364
*	Helen of Troy, Ltd.	54,312	866,276
*	hhgregg, Inc.	58,345	968,527
* #	Hibbett Sporting Goods, Inc.	84,355	1,758,802
	Hooker Furniture Corp.	24,488	286,999
* #	Hot Topic, Inc.	101,738	1,245,273
* #	Hovnanian Enterprises, Inc. Class A	4,160	11,523
*	Iconix Brand Group, Inc.	99,097	1,413,123
* #	Image Entertainment, Inc.	69,502	56,297
*	Infosonics Corp.	41,850	8,788
*	Insignia Systems, Inc.	16,051	45,264
	Interface, Inc. Class A	99,506	576,140
#	International Speedway Corp. Class A	47,396	1,122,337
*	Interstate Hotels & Resorts, Inc.	416,075	199,716
*	iRobot Corp.	60,239	690,941

4

*	Isle of Capri Casinos, Inc.	31,782	341,339
*	J. Alexander’s Corp.	16,782	67,128
* #	J. Crew Group, Inc.	55,268	951,162
* #	Jack in the Box, Inc.	113,631	2,794,186
	Jackson Hewitt Tax Service, Inc.	48,817	238,715
*	Jaclyn, Inc.	2,235	14,527
*	JAKKS Pacific, Inc.	69,875	883,919
*	Jarden Corp.	122,264	2,457,506
*	Jo-Ann Stores, Inc.	90,254	1,653,453
	Johnson Outdoors, Inc.	13,358	84,690
	Jones Apparel Group, Inc.	144,360	1,333,886
* #	Jos. A. Bank Clothiers, Inc.	50,250	2,032,110
	Journal Communications, Inc. Class A	191,973	297,558
* #	K12, Inc.	13,468	236,767
	KB HOME	144,814	2,616,789
	Kenneth Cole Productions, Inc. Class A	16,683	115,446
	Kimball International, Inc. Class B	116,461	639,371
*	Kirkland’s, Inc.	27,463	188,122
*	Knology, Inc.	45,168	320,693
*	Kona Grill, Inc.	500	1,050
	Koss Corp.	11,352	158,928
*	Krispy Kreme Doughnuts, Inc.	121,521	478,793
	KSW, Inc.	19,682	53,338
#	K-Swiss, Inc. Class A	47,748	479,390
	LaCrosse Footwear, Inc.	16,011	123,445
*	Lakeland Industries, Inc.	13,418	100,501
*	Lakes Entertainment, Inc.	27,650	86,821
	Landry’s Restaurants, Inc.	58,000	530,120
*	Lazare Kaplan International, Inc.	9,600	12,864
#	La-Z-Boy, Inc.	1,020,700	2,715,062
*	LeapFrog Enterprises, Inc.	70,836	126,796
*	Lear Corp.	84,700	67,760
#	Lee Enterprises, Inc.	557,531	211,862
#	Lennar Corp. Class A	124,182	1,209,533
	Lennar Corp. Class B	6,310	48,776
*	Liberty Media Corp. Capital Class A	287,578	3,364,663
*	Liberty Media Corp. Capital Class B	1,993	24,424
*	Life Time Fitness, Inc.	67,353	1,263,542
#	Lifetime Brands, Inc.	54,658	153,589
*	LIN TV Corp.	536,911	859,058
*	Lincoln Educational Services Corp.	46,865	777,490
	Lithia Motors, Inc. Class A	176,222	514,568
*	Live Nation, Inc.	180,626	706,248
	Liz Claiborne, Inc.	118,203	560,282
*	Lodgenet Entertainment Corp.	16,300	66,178
*	Lodgian, Inc.	237,809	611,169
*	Luby’s, Inc.	272,804	1,462,229
*	Lumber Liquidators, Inc.	41,261	617,265
	M/I Homes, Inc.	31,200	476,424
*	Mace Security International, Inc.	38,900	34,621
*	Maidenform Brands, Inc.	53,367	680,429
	Marine Products Corp.	101,173	470,454
* #	MarineMax, Inc.	250,702	1,140,694
*	Martha Stewart Living Omnimedia, Inc.	22,660	82,029
	Matthews International Corp. Class A	90,967	2,849,086

5

*	McCormick & Schmick’s Seafood Restaurants, Inc.	25,905	183,407
	McRae Industries, Inc. Class A	2,500	33,075
	MDC Holdings, Inc.	2,033	69,488
*	Meade Instruments Corp.	366,466	65,964
	Media General, Inc. Class A	555,071	1,443,185
*	Mediacom Communications Corp.	94,896	539,958
#	Meredith Corp.	60,900	1,527,372
*	Meritage Homes Corp.	50,500	1,050,905
*	Midas, Inc.	33,391	333,910
	Modine Manufacturing Co.	698,214	2,667,177
	Monaco Coach Corp.	463,075	20,838
*	Monarch Casino & Resort, Inc.	28,992	296,298
#	Monro Muffler Brake, Inc.	58,634	1,464,091
* #	Morgans Hotel Group	8,800	37,752
*	Morgan’s Foods, Inc.	800	1,600
*	Morton’s Restaurant Group, Inc.	63,110	292,830
	Movado Group, Inc.	53,700	492,429
*	Multimedia Games, Inc.	382,103	810,058
*	Nathan’s Famous, Inc.	18,305	257,185
#	National CineMedia, Inc.	75,854	1,102,159
	National Presto Industries, Inc.	12,419	884,978
	Nautilus Group, Inc.	231,922	231,922
*	Navarre Corp.	59,110	25,423
*	New Motion, Inc.	132,564	123,285
*	New York & Co., Inc.	107,800	625,240
*	Nobel Learning Communities, Inc.	16,425	194,554
	Nobility Homes, Inc.	13,683	119,726
	Nutri/System, Inc.	52,047	715,126
*	Office Depot, Inc.	246,600	638,694
	OfficeMax, Inc.	127,698	951,350
*	Orbitz Worldwide, Inc.	15,045	28,585
#	Orleans Homebuilders, Inc.	167,606	351,973
	O’Charleys, Inc.	289,118	2,015,152
*	Outdoor Channel Holdings, Inc.	44,000	329,120
* #	Overstock.com, Inc.	44,800	603,904
	Oxford Industries, Inc.	245,668	2,392,806
*	P & F Industries, Inc. Class A	9,766	10,254
* #	P.F. Chang’s China Bistro, Inc.	65,836	1,986,930
*	Palm Harbor Homes, Inc.	313,873	954,174
*	Papa John’s International, Inc.	86,762	2,302,663
*	PC Mall, Inc.	40,500	259,200
#	Penske Automotive Group, Inc.	163,631	2,168,111
*	Perfumania Holdings, Inc.	2,175	10,657
*	Perry Ellis International, Inc.	72,977	534,921
* #	PetMed Express, Inc.	65,365	1,062,835
	Phillips-Van Heusen Corp.	82,300	2,389,169
*	Phoenix Footwear Group, Inc.	125,161	51,316
	Pier 1 Imports, Inc.	732,893	1,370,510
* #	Pinnacle Entertainment, Inc.	120,400	1,502,592
*	Playboy Enterprises, Inc. Class B	8,500	25,585
#	Polaris Industries, Inc.	75,800	2,535,510
*	Pomeroy IT Solutions, Inc.	151,139	533,521
#	Pool Corp.	82,101	1,466,324
#	Pre-Paid Legal Services, Inc.	39,650	1,460,309
	PRIMEDIA, Inc.	8,095	31,570

6

* #	Princeton Review, Inc.	101,356	439,885
*	Proliance International, Inc.	222,417	51,156
*	Q.E.P. Co., Inc.	10,314	25,269
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	125,796	90,573
*	Quiksilver, Inc.	21,800	35,970
*	Radio One, Inc. Class D	1,226,141	551,763
#	RadioShack Corp.	152,594	2,148,524
*	Raser Technologies, Inc.	75,483	295,139
*	RC2 Corp.	299,927	3,392,174
	RCN Corp.	219,920	901,672
*	Reading International, Inc. Class A	21,903	77,208
*	Reading International, Inc. Class B	2,710	11,517
*	Red Lion Hotels Corp.	58,900	269,173
*	Red Robin Gourmet Burgers, Inc.	26,300	645,665
*	Regent Communications, Inc.	646,603	87,291
	Regis Corp.	147,679	2,826,576
* #	Rent-A-Center, Inc.	120,845	2,326,266
*	Rentrak Corp.	31,013	300,826
*	Retail Ventures, Inc.	22,300	57,980
*	Rex Stores Corp.	22,800	271,320
*	Rick’s Cabaret International, Inc.	6,547	39,020
*	Riviera Holdings Corp.	10,000	15,100
*	Rockford Corp.	25,270	10,108
* #	Rocky Brands, Inc.	104,964	383,119
*	Rubio’s Restaurants, Inc.	16,295	87,178
	Ruby Tuesday, Inc.	191,652	1,471,887
	Russ Berrie & Co., Inc.	208,708	398,632
*	Ruth’s Hospitality Group, Inc.	15,045	54,463
#	Ryland Group, Inc.	94,636	1,959,912
*	Saga Communications, Inc.	14,957	139,250
	Saks, Inc.	33,000	171,930
	Salem Communications Corp.	141,441	89,108
*	Sally Beauty Holdings, Inc.	291,028	2,153,607
	Sauer-Danfoss, Inc.	98,300	407,945
*	Schieb (Earl), Inc.	2,200	4,268
	Scholastic Corp.	114,133	2,251,844
*	Scientific Games Corp.	99,059	1,732,542
*	Sealy Corp.	246,800	873,672
	Service Corp. International	380,929	1,725,608
	Shiloh Industries, Inc.	239,912	599,780
*	Shoe Carnival, Inc.	31,379	365,879
*	Shuffle Master, Inc.	111,513	424,865
*	Shutterfly, Inc.	42,631	546,103
*	Silverleaf Resorts, Inc.	13,823	11,197
	Sinclair Broadcast Group, Inc. Class A	643,586	714,380
* #	Six Flags, Inc.	142,451	26,353
*	Skechers U.S.A., Inc. Class A	52,300	611,910
	Skyline Corp.	48,720	1,009,966
* #	Smith & Wesson Holding Corp.	79,978	573,442
	Sonesta International Hotels Corp. Class A	700	5,390
#	Sonic Automotive, Inc.	87,400	450,984
* #	Sonic Corp.	106,213	1,159,846
#	Sotheby’s Class A	96,028	1,114,885
* #	Source Interlink Companies, Inc.	81,111	8,192
*	Spanish Broadcasting System, Inc.	469,252	84,465

7

	Spartan Motors, Inc.	45,207	364,820
	Speedway Motorsports, Inc.	88,630	1,329,450
*	Sport Chalet, Inc. Class A	28,974	17,095
*	Sport Chalet, Inc. Class B	4,108	6,367
	Sport Supply Group, Inc.	38,600	232,372
*	Sport-Haley, Inc.	2,900	1,189
	Stage Stores, Inc.	848,340	10,392,165
*	Stamps.com, Inc.	52,923	495,359
	Standard Motor Products, Inc.	373,949	1,495,796
	Standard Pacific Corp.	137,600	257,312
	Stanley Furniture, Inc.	13,824	141,834
	Star Buffet, Inc.	2,700	8,073
	Stein Mart, Inc.	1,500	6,555
*	Steinway Musical Instruments, Inc.	19,700	264,571
*	Steven Madden, Ltd.	52,200	1,535,724
	Stewart Enterprises, Inc.	247,399	863,423
*	Stoneridge, Inc.	12,659	29,242
	Strattec Security Corp.	11,272	147,663
	Sturm Ruger & Co., Inc.	60,400	743,524
#	Superior Industries International, Inc.	354,893	5,351,786
	Superior Uniform Group, Inc.	11,185	85,342
*	Syms Corp.	31,527	178,443
	Systemax, Inc.	103,968	1,752,900
#	Talbots, Inc.	111,971	264,252
	Tandy Brand Accessories, Inc.	14,300	30,459
*	Tarrant Apparel Group	43,535	33,957
	Tempur-Pedic International, Inc.	131,063	1,685,470
*	Tenneco Automotive, Inc.	52,400	160,344
* #	Texas Roadhouse, Inc.	121,648	1,384,354
* #	The Children’s Place Retail Stores, Inc.	56,163	1,597,276
* #	The Dress Barn, Inc.	143,004	2,165,081
*	The Hallwood Group, Inc.	856	10,148
	The Marcus Corp.	58,300	740,410
	The Men’s Wearhouse, Inc.	130,732	2,436,844
	The New York Times Co. Class A	171,810	924,338
	The Pep Boys - Manny, Moe & Jack	417,856	3,092,134
*	The Sports Club Co., Inc.	19,000	13,300
*	The Steak n Shake Co.	393,468	4,548,490
* #	The Walking Co. Holdings, Inc.	3,500	6,650
*	The Wet Seal, Inc. Class A	163,849	624,265
#	Thor Industries, Inc.	95,191	2,188,441
*	Timberland Co. Class A	164,100	2,664,984
* #	TiVo, Inc.	244,259	1,831,942
*	Town Sports International Holdings, Inc.	10,379	35,808
* #	Tractor Supply Co.	69,356	2,800,595
*	Trans World Entertainment Corp.	482,936	328,396
* #	True Religion Apparel, Inc.	63,307	997,718
*	TRW Automotive Holdings Corp.	91,947	792,583
*	Tuesday Morning Corp.	107,105	365,228
	Tupperware Corp.	128,200	3,208,846
*	Tween Brands, Inc.	5,000	14,600
*	Ulta Salon, Cosmetics & Fragrance, Inc.	51,032	446,530
* #	Under Armour, Inc. Class A	62,400	1,468,896
* #	Unifi, Inc.	534,115	480,703
	Unifirst Corp.	37,926	1,414,261

8

*	Universal Electronics, Inc.	40,253	754,341
*	Universal Technical Institute, Inc.	42,620	606,909
*	Vail Resorts, Inc.	51,400	1,500,880
	Value Line, Inc.	24,386	684,027
*	ValueVision Media, Inc. Class A	297,918	211,522
	Virco Manufacturing Corp.	31,531	100,269
	Visteon Corp.	1,456,060	276,651
* #	Volcom, Inc.	25,747	347,327
*	Voyager Learning Co.	72,800	145,600
#	WABCO Holdings, Inc.	95,200	1,522,248
*	Warnaco Group, Inc.	133,817	3,859,282
*	Warner Music Group Corp.	299,043	1,608,851
*	Waxman Industries, Inc.	600	2,460
*	Wells-Gardner Electronics Corp.	31,549	24,293
*	West Marine, Inc.	149,009	856,802
#	Weyco Group, Inc.	39,598	1,086,965
*	Williams Controls, Inc.	10,571	57,083
	Williams-Sonoma, Inc.	55,892	782,488
*	Winmark Corp.	18,536	238,929
	Winnebago Industries, Inc.	49,430	435,478
*	WisdomTree Investments, Inc.	4,500	4,950
* #	WMS Industries, Inc.	143,494	4,607,592
	Wolverine World Wide, Inc.	146,900	3,059,927
* #	Woodbridge Holdings Corp.	19,516	10,831
	World Wrestling Entertainment, Inc.	63,500	679,450
*	WPT Enterprises, Inc.	13,243	9,932
* #	Xanadoo Co.	170	44,200
*	Xerium Technologies, Inc.	70,095	58,179
*	Zale Corp.	7,500	27,900
* #	Zumiez, Inc.	50,910	613,975
Total Consumer Discretionary			369,307,853

Consumer Staples — (4.0%)
	Alico, Inc.	20,330	539,355
*	Alliance One International, Inc.	517,710	1,941,412
	American Italian Pasta Co.	50,159	1,576,999
#	Andersons, Inc.	50,510	811,696
	Arden Group, Inc. Class A	2,336	273,312
	B&G Foods, Inc.	50,736	310,504
*	Bare Escentuals, Inc.	36,650	339,379
*	Boston Beer Co., Inc. Class A	26,900	715,540
*	Bridgford Foods Corp.	3,351	16,721
*	Cagle’s, Inc. Class A	13,112	28,846
	Calavo Growers, Inc.	41,933	595,868
#	Cal-Maine Foods, Inc.	59,265	1,568,745
*	Caribou Coffee Co.	9,406	37,624
	Casey’s General Stores, Inc.	137,677	3,663,585
	CCA Industries, Inc.	10,016	29,046
* #	Central European Distribution Corp.	18,900	423,360
*	Central Garden & Pet Co.	399,374	3,841,978
*	Central Garden & Pet Co. Class A	707,059	6,413,025
*	Chattem, Inc.	54,784	3,008,189
	Chiquita Brands International, Inc.	130,396	987,098
	Coca-Cola Bottling Co.	30,339	1,581,269
*	Collective Brands, Inc.	104,744	1,520,883

9

*	Craft Brewers Alliance, Inc.	13,697	29,722
*	Darling International, Inc.	221,100	1,264,692
#	Diamond Foods, Inc.	37,486	981,758
*	Elizabeth Arden, Inc.	75,700	655,562
	Farmer Brothers Co.	30,456	601,506
#	Flowers Foods, Inc.	5	115
*	Fresh Del Monte Produce, Inc.	71,600	1,039,632
*	Glacier Water Services, Inc.	3,500	125,580
	Golden Enterprises, Inc.	16,785	39,445
	Great Atlantic & Pacific Tea, Inc.	42,801	314,159
* #	Green Mountain Coffee, Inc.	62,866	4,545,840
	Griffin Land & Nurseries, Inc. Class A	12,681	394,760
* #	Hain Celestial Group, Inc.	107,495	1,794,092
*	IGI Labratories, Inc.	934	999
	Imperial Sugar Co.	22,420	146,851
	Ingles Market, Inc. Class A	34,159	533,222
	Inter Parfums, Inc.	82,622	641,147
	J & J Snack Foods Corp.	50,617	1,961,915
*	Katy Industries, Inc.	11,399	9,689
#	Lancaster Colony Corp.	86,132	3,772,582
	Lance, Inc.	84,474	1,956,418
* #	Lifeway Foods, Inc.	53,714	484,500
	Mannatech, Inc.	37,500	163,875
*	Maui Land & Pineapple Co., Inc.	19,728	125,273
*	Medifast, Inc.	24,238	169,424
*	Monterey Pasta Co.	14,200	18,744
	Nash-Finch Co.	35,040	1,026,322
*	National Beverage Corp.	126,279	1,329,718
*	Natural Alternatives International, Inc.	20,009	120,254
* #	Natural Health Trends Corp.	3,248	1,835
●	Nature’s Sunshine Products, Inc.	35,884	159,863
*	NBTY, Inc.	104,700	2,712,777
	Nu Skin Enterprises, Inc. Class A	180,500	2,314,010
	Oil-Dri Corp. of America	20,765	335,147
*	Omega Protein Corp.	39,323	125,440
*	Orchids Paper Products Co.	4,800	82,080
*	Overhill Farms, Inc.	22,358	98,375
*	Pantry, Inc.	39,900	942,438
*	Parlux Fragrances, Inc.	60,346	144,830
*	Peet’s Coffee & Tea, Inc.	37,657	1,027,283
#	Pilgrim’s Pride Corp.	118,500	474,000
*	Pizza Inn, Inc.	8,932	11,254
*	Prestige Brands Holdings, Inc.	162,939	1,052,586
	PriceSmart, Inc.	79,468	1,418,504
	Reliv’ International, Inc.	29,422	91,208
*	Revlon, Inc.	74,730	354,220
	Rocky Mountain Chocolate Factory, Inc.	8,084	50,040
	Ruddick Corp.	127,092	3,261,181
#	Sanderson Farms, Inc.	54,500	2,174,550
*	Sanfilippo (John B.) & Son, Inc.	67,512	384,818
*	Scheid Vineyards, Inc.	440	9,020
*	Schiff Nutrition International, Inc.	49,166	235,997
	Seaboard Corp.	1,854	1,733,490
*	Seneca Foods Corp. Class A	1,600	39,080
*	Seneca Foods Corp. Class B	1,800	45,090

10

*	Smart Balance, Inc.	106,513	748,786
	Spartan Stores, Inc.	57,276	931,881
* #	Star Scientific, Inc.	179,695	884,099
	Tasty Baking Co.	128,259	545,101
	The Stephan Co.	3,400	6,834
*	Tofutti Brands, Inc.	19,440	25,272
#	Tootsie Roll Industries, Inc.	104,336	2,540,582
*	TreeHouse Foods, Inc.	76,276	2,028,179
* #	United Natural Foods, Inc.	109,213	2,487,872
	United-Guardian, Inc.	7,500	52,500
#	Universal Corp.	69,300	2,090,088
*	USANA Health Services, Inc.	51,660	1,235,191
	Vector Group, Ltd.	166,282	2,241,481
	Village Super Market, Inc.	27,577	854,335
	WD-40 Co.	46,789	1,266,110
	Weis Markets, Inc.	71,503	2,644,896
*	Winn-Dixie Stores, Inc.	92,252	1,057,208
*	Zapata Corp.	28,092	176,699
Total Consumer Staples			95,568,460

Energy — (3.4%)
*	Abraxas Petroleum Corp.	118,900	104,632
	Adams Resources & Energy, Inc.	15,298	225,645
*	Allis-Chalmers Energy, Inc.	317,387	612,557
	Alon USA Energy, Inc.	141,186	1,793,062
*	Approach Resources, Inc.	1,900	13,490
*	Arena Resources, Inc.	83,200	2,385,344
	Atlas America, Inc.	132,293	2,058,479
* #	ATP Oil & Gas Corp.	44,100	315,756
* #	Atwood Oceanics, Inc.	17,551	391,738
	Barnwell Industries, Inc.	22,706	98,771
*	Basic Energy Services, Inc.	16,300	166,260
	Berry Petroleum Corp. Class A	114,400	1,885,312
*	Bill Barret Corp.	59,400	1,543,212
*	Bolt Technology Corp.	25,100	255,267
*	Boots & Coots International Well Control, Inc.	190,500	327,660
* #	BPZ Resources, Inc.	120,844	658,600
*	Brigham Exploration Co.	129,613	303,294
*	Bristow Group, Inc.	65,100	1,481,676
*	Bronco Drilling Co., Inc.	270,845	1,486,939
*	Cal Dive International, Inc.	230,255	1,823,620
*	Callon Petroleum Co.	45,262	79,661
#	CARBO Ceramics, Inc.	66,655	2,046,975
*	Carrizo Oil & Gas, Inc.	67,796	835,925
*	Cheniere Energy, Inc.	84,960	334,742
	CKX Lands, Inc.	3,925	44,961
*	Clayton Williams Energy, Inc.	31,976	960,239
* #	Clean Energy Fuels Corp.	42,160	356,674
*	Complete Production Services, Inc.	30,000	200,400
*	Contango Oil & Gas Co.	43,550	1,650,109
*	CREDO Petroleum Corp.	10,335	85,264
*	CVR Energy, Inc.	22,000	161,920
*	Dawson Geophysical Co.	19,100	375,506
	Delek US Holdings, Inc.	74,900	769,223
* #	Delta Petroleum Corp.	77,615	228,188

11

*	Dril-Quip, Inc.	116,400	4,001,832
* #	Edge Petroleum Corp.	58,793	11,759
*	Encore Acquisition Co.	51,750	1,510,582
*	Evolution Petroleum Corp.	11,893	27,235
*	Exterran Holdings, Inc.	61,200	1,263,780
*	FieldPoint Petroleum Corp.	6,543	10,403
	Foundation Coal Holdings, Inc.	80,233	1,302,984
*	FX Energy, Inc.	70,714	265,885
	General Maritime Corp.	101,484	1,007,736
*	Geokinetics, Inc.	14,126	66,533
*	Geomet, Inc.	151,509	142,418
* #	GeoResources, Inc.	18,006	127,843
*	Global Industries, Ltd.	179,939	1,164,205
* #	GMX Resources, Inc.	22,500	246,150
* #	Goodrich Petroleum Corp.	78,900	1,809,177
* #	Greenhunter Energy, Inc.	1,700	2,550
	Gulf Island Fabrication, Inc.	37,151	480,734
*	Gulfmark Offshore, Inc.	62,114	1,669,624
*	Gulfport Energy Corp.	13,700	40,689
*	Harvest Natural Resources, Inc.	107,300	547,230
*	Helix Energy Solutions Group, Inc.	26,900	244,521
*	Hercules Offshore, Inc.	17,400	55,680
*	HKN, Inc.	57,493	97,738
#	Holly Corp.	90,135	1,889,230
* #	Hornbeck Offshore Services, Inc.	69,700	1,619,131
	Houston American Energy Corp.	92,016	189,553
* #	International Coal Group, Inc.	61,300	121,987
*	James River Coal Co.	46,597	663,541
*	Key Energy Group, Inc.	88,700	389,393
	Lufkin Industries, Inc.	40,012	1,396,419
*	Mariner Energy, Inc.	114,400	1,301,872
*	Matrix Service Co.	79,194	758,679
* #	McMoran Exploration Co.	49,210	270,163
*	Meridian Resource Corp.	1,816,929	490,571
*	Mexco Energy Corp.	300	3,144
*	Mitcham Industries, Inc.	18,100	81,450
*	NATCO Group, Inc. Class A	46,400	1,116,384
*	National Coal Corp.	61,920	76,162
*	Natural Gas Services Group, Inc.	28,989	289,310
*	Newpark Resources, Inc.	237,600	665,280
*	Northern Oil & Gas, Inc.	31,550	180,150
*	Oil States International, Inc.	15,500	292,950
*	OMNI Energy Services Corp.	17,600	20,240
	Overseas Shipholding Group, Inc.	36,800	1,056,528
	Panhandle Royalty Co.	14,356	246,205
*	Parallel Petroleum Corp.	63,800	84,854
*	Parker Drilling Co.	214,900	593,124
	Penn Virginia Corp.	54,500	766,815
*	Petroleum Development Corp.	40,733	660,282
* #	PetroQuest Energy, Inc.	126,700	381,367
*	PHI, Inc. Non-Voting	32,500	367,900
*	PHI, Inc. Voting	200	2,596
*	Pioneer Drilling Co.	12,100	60,500
*	PowerSecure International, Inc.	28,100	116,334
* #	Pyramid Oil Co.	6,097	23,169

12

*	Rex Energy Corp.	3,600	13,716
*	Royale Energy, Inc.	10,018	18,834
	RPC, Inc.	277,500	2,969,250
*	SEACOR Holdings, Inc.	27,183	1,786,467
#	St. Mary Land & Exploration Co.	87,254	1,559,229
*	Stone Energy Corp.	39,229	169,077
*	Superior Energy Services, Inc.	53,212	1,022,203
*	Superior Well Services, Inc.	7,111	76,088
*	Swift Energy Corp.	79,800	863,436
*	Syntroleum Corp.	140,860	260,591
*	T-3 Energy Services, Inc.	2,400	32,232
*	Teton Energy Corp.	47,886	17,718
*	TETRA Technologies, Inc.	118,300	676,676
*	TGC Industries, Inc.	15,559	49,481
#	Toreador Resources Corp.	12,010	44,437
* #	Trico Marine Services, Inc.	102,266	396,792
*	Tri-Valley Corp.	9,400	11,750
* #	TXCO Resources, Inc.	3,000	1,410
*	Union Drilling, Inc.	107,224	642,272
#	USEC, Inc.	1,236,154	7,651,793
*	VAALCO Energy, Inc.	157,200	749,844
*	Venoco, Inc.	19,700	86,089
#	W&T Offshore, Inc.	21,800	202,304
*	Warren Resources, Inc.	8,200	13,120
*	Western Refining, Inc.	116,035	1,460,881
*	Westmoreland Coal Co.	12,735	108,247
*	Willbros Group, Inc.	26,896	308,228
	World Fuel Services Corp.	61,388	2,340,724
Total Energy			81,866,561

Financials — (12.7%)
*	1st Constitution Bancorp	1,495	9,119
	1st Source Corp.	56,624	1,112,095
	21st Century Holding Co.	29,065	115,388
	Abigail Adams National Bancorp, Inc.	3,363	6,894
	Abington Bancorp, Inc.	43,274	380,378
	Access National Corp.	11,771	71,097
	Advance America Cash Advance Centers, Inc.	12,100	48,400
	Advanta Corp. Class A	223,100	174,018
	Advanta Corp. Class B	10,191	11,923
	Affirmative Insurance Holdings, Inc.	82,687	273,694
	Alliance Bancorp, Inc. of Pennsylvania	2,151	17,853
	Alliance Financial Corp.	3,955	82,936
*	Alphatec Holdings, Inc.	99,103	203,161
	Amcore Financial, Inc.	161,406	237,267
	Ameriana Bancorp	2,912	11,211
	American Bancorp of New Jersey, Inc.	26,364	265,749
	American Equity Investment Life Holding Co.	436,018	2,454,781
*	American Independence Corp.	8,100	28,350
	American National Bankshares, Inc.	12,242	193,056
	American National Insurance Co.	5,229	354,892
	American Physicians Capital, Inc.	30,560	1,273,130
	American Physicians Services Group, Inc.	100	2,009
	American River Bankshares	2,955	30,525
*	American Spectrum Realty, Inc.	1,926	39,522

13

#	American West Bancorporation	187,441	149,953
*	AmeriCredit Corp.	184,245	1,873,772
	Ameris Bancorp	32,424	212,377
*	Amerisafe, Inc.	43,429	667,069
	AmeriServe Financial, Inc.	299,665	530,407
	AmTrust Financial Services, Inc.	108,109	987,035
	Anchor Bancorp Wisconsin, Inc.	2,800	4,564
*	Argo Group International Holdings, Ltd.	54,668	1,530,157
	Arrow Financial Corp.	34,099	902,942
	ASB Financial Corp.	900	9,072
	Asset Acceptance Capital Corp.	104,727	868,187
	Assured Guaranty, Ltd.	41,800	403,788
#	ASTA Funding, Inc.	6,100	17,568
#	Astoria Financial Corp.	110,501	912,738
*	Atlantic American Corp.	21,640	14,391
	Atlantic Southern Financial Group, Inc.	2,100	8,662
	Auburn National Bancorporation, Inc.	1,300	30,225
*	B of I Holding, Inc.	3,900	24,999
	Baldwin & Lyons, Inc. Class A	900	16,650
	Baldwin & Lyons, Inc. Class B	29,641	594,302
	BancFirst Corp.	42,644	1,820,899
*	Bancinsurance Corp.	5,600	21,420
	Bancorp Rhode Island, Inc.	9,578	177,289
	BancTrust Financial Group, Inc.	31,764	209,007
	Bank Mutual Corp.	88,041	904,181
	Bank of Commerce Holdings	1,500	7,875
*	Bank of Florida Corp.	103,141	330,051
	Bank of Granite Corp.	1,806	3,793
#	Bank of the Ozarks, Inc.	45,710	1,134,979
#	BankAtlantic Bancorp, Inc.	79,240	183,837
	BankFinancial Corp.	66,954	716,408
#	BankUnited Financial Corp. Class A	98,675	27,639
#	Banner Corp.	116,428	540,226
	Bar Harbor Bankshares	9,421	232,416
	BCB Bancorp, Inc.	600	5,526
*	BCSB Bancorp, Inc.	1,200	9,336
	Beacon Federal Bancorp, Inc.	1,200	10,500
*	Beneficial Mutual Bancorp, Inc.	127,590	1,283,555
	Berkshire Bancorp, Inc.	10,144	47,778
	Berkshire Hills Bancorp, Inc.	24,569	554,277
	Beverly National Corp.	500	7,975
*	BFC Financial Corp.	57,988	19,136
	BGC Partners, Inc. Class A	56,640	146,698
*	BNCCORP, Inc.	3,900	27,787
*	BNS Holding, Inc.	4,020	8,040
	Boston Private Financial Holdings, Inc.	109,619	505,344
*	Broadpoint Securities Group, Inc.	61,267	264,061
	Brookline Bancorp, Inc.	165,293	1,639,707
	Brooklyn Federal Bancorp, Inc.	7,400	91,908
	Bryn Mawr Bank Corp.	31,366	615,715
	C&F Financial Corp.	337	4,971
	Cadence Financial Corp.	34,705	116,956
	Calamos Asset Management, Inc.	10,000	114,100
	California First National Bancorp	12,000	143,160
	Camco Financial Corp.	9,661	32,364

14

	Camden National Corp.	32,569	944,501
	Capital Bank Corp.	2,560	13,594
#	Capital City Bank Group, Inc.	43,890	660,106
	Capital Properties, Inc.	1,300	11,336
* ●	Capital Properties, Inc. Class B	1,300	—
	Capital Southwest Corp.	4,081	317,339
#	Capitol Bancorp, Ltd.	24,485	89,615
	Cardinal Financial Corp.	75,486	592,565
	Carver Bancorp, Inc.	600	3,744
	Cascade Financial Corp.	16,389	53,264
	Cash America International, Inc.	81,090	1,813,172
	Cathay General Bancorp	103,091	1,156,681
* #	CB Richard Ellis Group, Inc.	16,400	123,000
	Center Bancorp, Inc.	32,555	237,651
	Center Financial Corp.	28,260	71,780
	Centerstate Banks of Florida, Inc.	8,748	105,063
	Central Bancorp, Inc.	2,887	15,878
	Central Pacific Financial Corp.	83,200	487,552
	Central Virginia Bankshares, Inc.	317	1,268
	Centrue Financial Corp.	2,305	11,744
	Century Bancorp, Inc. Class A	3,684	53,234
	CFS Bancorp, Inc.	197,257	721,961
	Charter Financial Corp.	23,869	202,886
	Chemical Financial Corp.	67,063	1,431,795
*	Chicopee Bancorp, Inc.	7,429	92,862
	CIT Group, Inc.	33,100	73,482
	Citizens Community Bancorp, Inc.	1,095	6,570
	Citizens First Bancorp, Inc.	164,931	212,761
	Citizens First Corp.	400	2,340
	Citizens Holding Co.	300	6,825
	Citizens Republic Bancorp, Inc.	199,449	335,074
	Citizens South Banking Corp.	700	3,647
* #	Citizens, Inc.	114,260	823,815
#	City Holding Co.	47,630	1,404,609
	Clifton Savings Bancorp, Inc.	36,764	403,669
*	CNA Surety Corp.	116,631	2,245,147
	CNB Financial Corp.	10,646	113,912
	CoBiz Financial, Inc.	41,974	246,387
	Codorus Valley Bancorp, Inc.	767	6,711
#	Cohen & Steers, Inc.	102,500	1,508,800
#	Colony Bankcorp, Inc.	10,672	89,218
	Columbia Banking System, Inc.	29,387	290,931
	Comm Bancorp, Inc.	832	30,913
*	Command Security Corp.	3,090	9,826
	Commercial National Financial Corp.	3,500	53,025
	Commonwealth Bankshares, Inc.	4,198	20,150
* #	Community Bancorp	53,537	120,458
	Community Bank System, Inc.	80,094	1,317,546
	Community Capital Corp.	8,552	43,957
	Community Central Bank Corp.	1,764	2,311
	Community Trust Bancorp, Inc.	41,448	1,254,216
	Community West Bancshares	6,650	16,924
	Compass Diversified Holdings	60,108	537,366
* #	CompuCredit Corp.	173,929	556,573
*	Conseco, Inc.	67,760	108,416

15

	Consolidated-Tokoma Land Co.	13,849	481,807
	Cooperative Bankshares, Inc.	8,465	3,640
*	Core-Mark Holding Co., Inc.	20,257	388,327
#	Corus Bankshares, Inc.	552,732	116,074
*	Cowen Group, Inc.	51,372	296,416
*	Cowlitz Bancorporation	1,870	8,845
	Crawford & Co. Class A	46,910	182,949
	Crawford & Co. Class B	29,920	178,024
*	Credit Acceptance Corp.	1,670	38,393
#	CVB Financial Corp.	220,368	1,324,412
	Danvers Bancorp, Inc.	26,527	384,907
*	Dearborn Bancorp, Inc.	69,961	153,215
	Delphi Financial Group, Inc. Class A	88,175	1,522,782
*	Diamond Hill Investment Group, Inc.	411	16,465
	Dime Community Bancshares	99,903	833,191
* #	Dollar Financial Corp.	45,053	455,035
	Donegal Group, Inc. Class A	53,259	779,712
	Donegal Group, Inc. Class B	5,380	83,632
* #	Doral Financial Corp.	400	1,900
* #	E*TRADE Financial Corp.	477,338	682,593
	East West Bancorp, Inc.	108,202	739,020
	Eastern Insurance Holdings, Inc.	17,229	139,038
	Eastern Virginia Bankshares, Inc.	500	4,475
	ECB Bancorp, Inc.	1,130	18,956
*	eHealth, Inc.	44,863	860,921
	EMC Insurance Group, Inc.	39,961	905,516
	Employers Holdings, Inc.	90,900	758,106
*	Encore Bancshares, Inc.	5,200	47,528
*	Encore Capital Group, Inc.	61,200	534,888
*	Enstar Group, Ltd.	3,108	221,725
	Enterprise Bancorp, Inc.	6,452	71,295
	Enterprise Financial Services Corp.	16,633	163,835
	Epoch Holding Corp.	7,537	55,548
	ESB Financial Corp.	30,213	332,645
	ESSA Bancorp, Inc.	28,834	393,296
	Evans Bancorp, Inc.	3,011	40,272
	Evercore Partners, Inc. Class A	21,862	412,755
*	ExlService Holdings, Inc.	31,481	293,088
*	EZCORP, Inc. Class A	27,800	344,442
	F.N.B. Corp.	236,709	1,780,052
	Farmers Capital Bank Corp.	6,704	142,259
	FBL Financial Group, Inc. Class A	76,370	439,127
*	FCStone Group, Inc.	5,300	16,377
	Federal Agriculture Mortgage Corp. Class A	2,089	4,585
	Federal Agriculture Mortgage Corp. Class C	59,597	188,327
*	Federal Trust Corp.	1	—
	Fidelity Bancorp, Inc.	1,096	9,628
	Fidelity Southern Corp.	10,303	24,625
#	Financial Federal Corp.	82,500	2,030,325
	Financial Institutions, Inc.	19,803	294,075
*	First Acceptance Corp.	12,951	33,025
	First Advantage Bancorp	1,500	14,625
#	First Bancorp (318672102)	125,172	689,698
	First Bancorp (318910106)	41,331	502,998
	First Bancorp, Inc.	16,039	279,881

16

	First Bancshares, Inc.	1,345	11,802
*	First Bank of Delaware	6,667	7,667
#	First Busey Corp.	120,586	944,188
	First Business Financial Services, Inc.	1,200	15,084
*	First California Financial Group, Inc.	770	4,593
*	First Cash Financial Services, Inc.	93,362	1,534,871
	First Citizens BancShares, Inc.	4,307	515,419
#	First Commonwealth Financial Corp.	203,272	1,762,368
	First Community Bancshares, Inc.	31,287	452,097
	First Defiance Financial Corp.	59,121	608,946
	First Federal Bancshares of Arkansas, Inc.	10,039	40,307
*	First Federal Bankshares, Inc.	4,862	9,092
	First Federal of Northern Michigan Bancorp, Inc.	34,974	48,264
	First Financial Bancorp	106,548	1,149,653
#	First Financial Bankshares, Inc.	56,606	2,789,544
	First Financial Corp.	34,887	1,294,308
	First Financial Holdings, Inc.	33,684	303,156
	First Financial Northwest, Inc.	27,814	224,459
	First Financial Service Corp.	5,202	83,232
	First Franklin Corp.	700	2,691
*	First Investors Financial Services Group, Inc.	5,300	19,875
*	First Keystone Financial, Inc.	2,200	16,698
	First M&F Corp.	8,514	43,847
*	First Marblehead Corp.	2,200	4,224
* #	First Mariner Bancorp, Inc.	22,501	20,701
	First Merchants Corp.	51,254	623,249
*	First Mercury Financial Corp.	32,288	426,847
	First Midwest Bancorp, Inc.	93,056	824,476
	First Niagara Financial Group, Inc.	274,110	3,711,449
	First Place Financial Corp.	161,201	915,622
*	First Regional Bancorp	2,300	2,875
	First Security Group, Inc.	13,734	53,013
	First South Bancorp, Inc.	12,044	139,229
	First State Bancorporation	168,501	363,962
	First State Financial Corp.	4,000	4,840
	First United Corp.	8,919	89,190
	Firstbank Corp.	9,682	60,804
*	FirstCity Financial Corp.	35,658	112,323
	FirstMerit Corp.	90,416	1,754,975
#	Flagstar Bancorp, Inc.	1,113,020	1,613,879
	Flagstone Reinsurance Holdings, Ltd.	15,500	143,530
	Flushing Financial Corp.	58,494	538,730
	FNB United Corp.	30,609	97,643
	Forest City Enterprises, Inc. Class A	12,500	105,375
* #	Forestar Group, Inc.	15,426	198,378
*	Fox Chase Bancorp, Inc.	9,653	91,510
*	FPIC Insurance Group, Inc.	24,346	743,527
* #	Franklin Credit Holding Corp.	3,100	7,752
#	Frontier Financial Corp.	10,200	14,484
	Fulton Financial Corp.	141,766	937,073
*	GAINSCO, INC.	1,100	3,135
#	GAMCO Investors, Inc.	20,800	1,043,120
	German American Bancorp, Inc.	5,600	66,640
	GFI Group, Inc.	134,724	549,674
#	Glacier Bancorp, Inc.	146,098	2,238,221

17

*	Golfsmith International Holdings, Inc.	1,118	1,185
	Gouverneur Bancorp, Inc.	1,695	10,000
#	Great Southern Bancorp, Inc.	20,016	330,064
#	Greene Bancshares, Inc.	69,017	586,644
*	Greenlight Capital Re, Ltd. Class A	22,717	351,659
	GS Financial Corp.	1,313	17,397
*	Guaranty Bancorp	197,206	437,797
	Guaranty Federal Bancshares, Inc.	2,800	14,028
*	Hallmark Financial Services, Inc.	34,764	233,614
	Hampden Bancorp, Inc.	1,217	11,805
#	Hampton Roads Bankshares, Inc.	27,277	203,214
	Hancock Holding Co.	75,729	2,867,857
	Hanmi Financial Corp.	5,300	8,215
	Harleysville Group, Inc.	86,535	2,502,592
	Harleysville National Corp.	106,238	931,707
	Harleysville Savings Financial Corp.	1,173	14,985
	Harrington West Financial Group, Inc.	19,645	38,701
*	Harris & Harris Group, Inc.	74,491	360,536
	Hawthorn Bancshares, Inc.	600	7,194
	Heartland Financial USA, Inc.	26,837	396,651
	Hercules Technology Growth Capital, Inc.	187	1,124
	Heritage Commerce Corp.	23,669	191,246
	Heritage Financial Corp.	21,168	238,563
	Heritage Financial Group	200	1,618
	HF Financial Corp.	6,226	71,599
*	HFF, Inc.	17,500	47,250
*	Hilltop Holdings, Inc.	101,642	1,151,604
	Hingham Institution for Savings	3,209	89,788
	HMN Financial, Inc.	32,610	156,528
	Home Bancshares, Inc.	37,481	826,456
	Home Federal Bancorp, Inc.	29,681	299,481
	HopFed Bancorp, Inc.	2,100	19,950
	Horace Mann Educators Corp.	710,777	6,240,622
	Horizon Bancorp	1,800	27,324
#	Horizon Financial Corp.	41,963	62,525
	Huntington Bancshares, Inc.	17,300	48,267
	IBERIABANK Corp.	31,957	1,459,796
#	Imperial Capital Bancorp, Inc.	80,645	45,161
	Independence Holding Co.	71,080	367,484
	Independent Bank Corp. (453836108)	42,468	847,661
#	Independent Bank Corp. (453838104)	167,557	301,603
	Indiana Community Bancorp	5,236	65,921
	Infinity Property & Casualty Corp.	50,946	1,795,337
	Integra Bank Corp.	232,897	503,058
*	International Assets Holding Corp.	6,278	75,838
#	International Bancshares Corp.	127,556	1,723,282
*	Investment Technology Group, Inc.	106,800	2,432,904
*	Investors Bancorp, Inc.	200,282	1,834,583
*	Investors Capital Holdings, Ltd.	100	405
	Investors Title Co.	4,457	125,353
	Irwin Financial Corp.	556,710	701,455
*	Jacksonville Bancorp, Inc.	1,176	9,984
	JMP Group, Inc.	11,692	63,020
#	Jones Lang LaSalle, Inc.	58,836	1,898,638
* #	KBW, Inc.	77,004	1,862,727

18

	Kearny Financial Corp.	120,955	1,348,648
*	Kennedy-Wilson, Inc.	8,400	264,600
	Kentucky First Federal Bancorp	9,845	105,292
	K-Fed Bancorp	19,107	148,079
*	LaBranche & Co., Inc.	702,517	2,936,521
	Lakeland Bancorp, Inc.	47,988	408,378
	Lakeland Financial Corp.	32,576	611,452
#	LandAmerica Financial Group, Inc.	49,400	2,272
	Landmark Bancorp, Inc.	3,487	58,163
	Legacy Bancorp, Inc.	15,822	167,555
#	Life Partners Holdings, Inc.	31,441	588,576
*	Liquidity Services, Inc.	53,273	401,146
	LNB Bancorp, Inc.	18,947	108,661
*	LoopNet, Inc.	58,284	500,660
	LSB Corp.	6,062	55,285
	Macatawa Bank Corp.	3,115	9,875
	MainSource Financial Group, Inc.	47,077	407,687
*	Malvern Federal Bancorp, Inc.	800	7,740
*	Market Leader, Inc.	17,987	34,715
*	MarketAxess Holdings, Inc.	51,642	495,247
*	Marlin Business Services, Inc.	300	957
	Max Capital Group, Ltd.	16,200	268,110
	Mayflower Bancorp, Inc.	2,666	18,995
*	Mays (J.W.), Inc.	200	1,185
	MB Financial, Inc.	97,393	1,327,467
*	MBIA, Inc.	278,180	1,315,791
	MBT Financial Corp.	2,500	6,300
	MCG Capital Corp.	169,534	298,380
	Meadowbrook Insurance Group, Inc.	183,199	1,090,034
	Medallion Financial Corp.	62,000	456,940
#	Mercantile Bancorp, Inc.	1,227	8,037
	Mercantile Bank Corp.	2,105	8,146
	Mercer Insurance Group, Inc.	45,876	670,707
	Merchants Bancshares, Inc.	24,054	455,823
*	Meridian Interstate Bancorp, Inc.	18,454	147,263
	Meta Financial Group, Inc.	6,802	88,902
	MetroCorp Bancshares, Inc.	17,501	56,353
*	MF Global, Ltd.	191,278	1,166,796
	MGIC Investment Corp.	73,100	187,136
	MicroFinancial, Inc.	23,300	53,590
	Mid Penn Bancorp, Inc.	1,910	35,335
	MidSouth Bancorp, Inc.	6,260	67,170
#	Midwest Banc Holdings, Inc.	161,779	262,082
	MidWestOne Financial Group, Inc.	281	2,374
	Monroe Bancorp	2,548	19,263
	Montpelier Re Holdings, Ltd.	129,064	1,608,137
*	Move, Inc.	430,869	883,281
	MSB Financial Corp.	500	4,850
	MutualFirst Financial, Inc.	8,104	44,572
	Nara Bancorp, Inc.	41,878	155,367
	National Financial Partners Corp.	9,000	63,540
	National Interstate Corp.	32,514	525,101
#	National Penn Bancshares, Inc.	219,897	1,778,967
	National Western Life Insurance Co. Class A	2,900	330,281
	Naugatuck Valley Financial Corp.	1,600	9,200

19

*	Navidec Financial, Inc.	247	126
*	Navigators Group, Inc.	45,584	2,068,602
	NBT Bancorp, Inc.	90,399	2,140,648
	Nelnet, Inc. Class A	60,770	366,443
*	New Century Bancorp, Inc.	2,400	12,960
	New England Bancshares, Inc.	1,999	12,214
	New Hampshire Thrift Bancshares, Inc.	7,901	71,662
	New Westfield Financial, Inc.	53,169	496,598
	NewAlliance Bancshares, Inc.	256,304	3,308,885
	NewBridge Bancorp	3,906	8,320
*	Newport Bancorp, Inc.	3,657	41,397
*	NewStar Financial, Inc.	38,084	86,451
*	Newtek Business Services, Inc.	157,795	64,696
*	NexCen Brands, Inc.	126,248	18,937
*	Nexity Financial Corp.	5,500	1,100
	North Central Bancshares, Inc.	1,700	22,312
	Northeast Bancorp	900	7,128
	Northeast Community Bancorp, Inc.	11,841	88,867
	Northfield Bancorp, Inc.	51,742	584,685
	Northrim Bancorp, Inc.	7,771	88,978
	Northway Financial, Inc.	5,075	36,794
	Northwest Bancorp, Inc.	136,205	2,394,484
	Norwood Financial Corp.	1,400	39,900
	NYMAGIC, Inc.	11,100	130,869
	Ocean Shore Holding Co.	2,655	19,089
	OceanFirst Financial Corp.	33,280	404,352
*	Ocwen Financial Corp.	166,518	1,851,680
	Ohio Valley Banc Corp.	3,377	76,320
	Old National Bancorp	183,700	2,503,831
#	Old Second Bancorp, Inc.	29,273	158,074
	OneBeacon Insurance Group, Ltd.	36,832	427,988
	optionsXpress Holding, Inc.	101,331	1,667,908
*	Oritani Financial Corp.	69,979	993,002
	Osage Bancshares, Inc.	2,300	20,263
#	PAB Bankshares, Inc.	513	2,011
	Pacific Capital Bancorp	131,069	909,619
	Pacific Continental Corp.	28,353	325,492
*	Pacific Mercantile Bancorp	800	2,704
*	Pacific Premier Bancorp, Inc.	7,017	29,752
*	Pacific State Bancorp	4,100	5,535
#	PacWest Bancorp	81,197	1,183,040
	Pamrapo Bancorp, Inc.	10,711	80,332
	Park Bancorp, Inc.	1,650	13,299
#	Park National Corp.	24,807	1,660,829
	Parkvale Financial Corp.	8,063	85,548
	Patriot National Bancorp	3,100	12,214
#	Peapack-Gladstone Financial Corp.	31,198	591,514
# ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	60,600	9,090
	Penns Woods Bancorp, Inc.	7,670	191,750
*	Pennsylvania Commerce Bancorp, Inc.	25,268	558,423
*	Penson Worldwide, Inc.	30,377	308,023
	Peoples Bancorp	555	5,220
	Peoples Bancorp of North Carolina	3,281	21,983
	Peoples Bancorp, Inc.	28,018	464,258

20

*	Peoples Community Bancorp	2,515	931
* #	PHH Corp.	873,449	14,656,474
*	PICO Holdings, Inc.	61,310	1,839,300
	Pinnacle Bancshares, Inc.	35	252
* #	Pinnacle Financial Partners, Inc.	40,035	714,224
*	Piper Jaffray Companies, Inc.	41,900	1,452,673
*	PMA Capital Corp. Class A	122,454	459,203
	PMI Group, Inc.	39,800	25,074
	Porter Bancorp, Inc.	8,004	117,099
* #	Portfolio Recovery Associates, Inc.	43,205	1,510,879
	Preferred Bank	7,900	34,128
	Premier Financial Bancorp, Inc.	5,800	28,971
	Presidential Life Corp.	61,887	661,572
	Princeton National Bancorp, Inc.	4,526	63,998
#	PrivateBancorp, Inc.	60,320	1,221,480
*	ProAssurance Corp.	2,784	122,329
#	Prosperity Bancshares, Inc.	112,211	3,116,099
	Protective Life Corp.	15,000	128,550
	Providence Community Bancshares, Inc.	400	1,200
	Provident Bankshares Corp.	204,298	1,795,779
	Provident Financial Holdings, Inc.	19,558	129,278
	Provident Financial Services, Inc.	176,053	1,878,486
	Provident New York Bancorp	115,447	977,836
	Prudential Bancorp, Inc. of Pennsylvania	6,100	71,492
	Pulaski Financial Corp.	15,498	108,486
	QC Holdings, Inc.	25,135	161,115
	Radian Group, Inc.	105,985	183,354
	Rainier Pacific Financial Group, Inc.	104,438	130,548
	Renasant Corp.	38,860	547,926
#	Republic Bancorp, Inc. Class A	78,503	1,745,907
*	Republic First Bancorp, Inc.	16,435	135,260
#	Resource America, Inc.	51,153	253,719
*	Rewards Network, Inc.	85,870	320,295
*	Riskmetrics Group, Inc.	94,720	1,647,181
	Riverview Bancorp, Inc.	39,415	138,347
	RLI Corp.	64,700	3,107,541
	Rockville Financial, Inc.	35,227	331,486
	Roma Financial Corp.	45,844	596,430
	Rome Bancorp, Inc.	17,600	158,400
	Royal Bancshares of Pennsylvania, Inc. Class A	8,295	19,410
	Rurban Financial Corp.	790	6,636
#	S&T Bancorp, Inc.	70,971	1,268,252
	S.Y. Bancorp, Inc.	38,029	959,091
	Safety Insurance Group, Inc.	31,489	1,040,711
	Salisbury Bancorp, Inc.	1,552	37,108
	Sanders Morris Harris Group, Inc.	22,826	103,174
	Sandy Spring Bancorp, Inc.	27,780	451,425
	SCBT Financial Corp.	18,413	424,788
*	Seabright Insurance Holdings	46,500	431,520
	Seacoast Banking Corp. of Florida	24,672	104,116
#	Security Bank Corp.	115,708	65,954
	Selective Insurance Group, Inc.	162,995	2,405,806
	Shore Bancshares, Inc.	6,429	124,658
#	Sierra Bancorp	26,407	317,148
*	Signature Bank	59,777	1,625,337

21

	Simmons First National Corp. Class A	38,438	996,697
	Smithtown Bancorp, Inc.	29,466	394,844
#	South Financial Group, Inc.	130,600	216,796
	South Street Financial Corp.	400	1,160
*	Southcoast Financial Corp.	9	50
	Southern Banc Co., Inc.	200	1,700
	Southern Community Financial Corp.	60,508	218,434
*	Southern Connecticut Bancorp, Inc.	3,600	19,800
*	Southern First Bancshares, Inc.	1,780	10,235
	Southern Missouri Bancorp, Inc.	400	4,270
	Southside Bancshares, Inc.	26,287	559,930
	Southwest Bancorp, Inc.	40,876	280,001
	Southwest Georgia Financial Corp.	1,753	15,830
*	Specialty Underwriters’ Alliance, Inc.	2,986	10,720
#	StanCorp Financial Group, Inc.	68,500	1,878,955
	State Auto Financial Corp.	108,712	1,764,396
	State Bancorp, Inc.	34,660	285,598
	StellarOne Corp.	38,363	493,732
	Sterling Bancorp	50,343	575,924
	Sterling Bancshares, Inc.	190,482	1,266,705
#	Sterling Financial Corp.	67,828	216,371
	Stewart Information Services Corp.	80,574	1,821,778
*	Stifel Financial Corp.	59,350	2,921,801
*	Stratus Properties, Inc.	27,690	250,041
	Student Loan Corp.	14,803	712,912
	Suffolk Bancorp	27,732	709,939
*	Sun American Bancorp	3,688	1,291
*	Sun Bancorp, Inc.	345,760	2,275,106
*	Superior Bancorp	1,602	6,776
	Susquehanna Bancshares, Inc.	162,328	1,308,364
*	Susser Holdings Corp.	27,672	399,860
	Sussex Bancorp	7,918	31,989
* #	SVB Financial Group	86,286	1,791,297
	SWS Group, Inc.	74,107	947,829
	Taylor Capital Group, Inc.	95,983	407,928
	Team Financial, Inc.	2,751	275
	Teche Holding Co.	3,822	126,317
*	Tejon Ranch Co.	43,200	1,002,240
# ●	Teton Advisors, Inc.	311	—
*	Texas Capital Bancshares, Inc.	56,912	796,768
	TF Financial Corp.	5,230	99,370
*	The Bancorp, Inc.	2,500	13,525
#	The Colonial BancGroup, Inc.	66,945	50,878
	The First Bancshares, Inc.	600	5,400
*	The Intergroup Corp.	1,960	18,796
	The Phoenix Companies, Inc.	244,500	381,420
	The Savannah Bancorp, Inc.	1,200	10,062
	The Wilber Corp.	4,666	33,362
* #	thinkorswim Group, Inc.	113,701	1,080,160
	Thomas Properties Group, Inc.	27,775	55,828
*	Thomas Weisel Partners Group, Inc.	104,787	473,637
	TIB Financial Corp.	3,202	9,991
*	Tidelands Bancshares, Inc.	14,636	54,739
	TierOne Corp.	90,019	190,840
	Timberland Bancorp, Inc.	86,348	468,870

22

#	Tompkins Financial Corp.	18,356	773,705
*	Tower Financial Corp.	2,600	13,650
	Tower Group, Inc.	74,356	2,021,740
	TowneBank	40,129	691,423
*	Tradestation Group, Inc.	89,087	722,496
*	Tree.com, Inc.	2,000	12,840
*	Trenwick Group, Ltd.	11,975	120
* #	Triad Guaranty, Inc.	25,902	8,548
#	TriCo Bancshares	41,500	664,000
	TrustCo Bank Corp.	189,902	1,139,412
#	Trustmark Corp.	103,153	2,242,546
	UCBH Holdings, Inc.	172,565	220,883
	Umpqua Holdings Corp.	145,502	1,395,364
	Unico American Corp.	12,100	96,558
	Union Bankshares Corp.	35,352	604,166
	Union Bankshares, Inc.	1,408	22,528
*	United America Indemnity, Ltd.	28,406	144,018
	United Bancshares, Inc. (909458101)	900	8,550
#	United Bancshares, Inc. (909907107)	104,701	2,715,944
*	United Capital Corp.	24,813	445,641
#	United Community Banks, Inc.	75,458	486,704
	United Community Financial Corp.	507,189	1,049,881
	United Financial Bancorp, Inc.	30,046	398,710
	United Fire & Casualty Co.	64,371	1,201,807
*	United PanAm Financial Corp.	132,919	243,242
#	United Security Bancshares	23,925	173,217
	United Western Bancorp, Inc.	52,236	483,183
	Unitrin, Inc.	105,900	1,800,300
	Unity Bancorp, Inc.	8,914	32,536
*	Universal American Corp.	153,206	1,582,618
	Universal Insurance Holdings, Inc.	57,549	234,800
	Univest Corp. of Pennsylvania	34,952	729,448
	ViewPoint Financial Group	45,568	709,038
#	Vineyard National Bancorp Co.	2	—
*	Virginia Commerce Bancorp, Inc.	10,708	34,266
* #	Virtus Investment Partners, Inc.	12,225	138,754
	VIST Financial Corp.	3,937	33,189
	VSB Bancorp, Inc.	875	7,744
*	Waccamaw Bankshares, Inc.	1,300	3,998
	Waddell & Reed Financial, Inc.	67,800	1,519,398
	Wainwright Bank & Trust Co.	1,205	9,333
	Washington Banking Co.	8,175	64,174
	Washington Federal, Inc.	149,712	1,943,262
	Washington Trust Bancorp, Inc.	36,597	667,895
*	Waterstone Financial, Inc.	10,404	29,651
	Wayne Savings Bancshares, Inc.	1,800	9,594
#	Webster Financial Corp.	110,723	579,081
#	Wesbanco, Inc.	69,748	1,387,288
	West Bancorporation	53,063	466,954
	West Coast Bancorp	17,953	50,627
#	Westamerica Bancorporation	79,557	4,266,642
* #	Western Alliance Bancorp	39,800	259,098
	Westwood Holdings Group, Inc.	22,697	895,851
*	White River Capital, Inc.	400	2,848
	Whitney Holding Corp.	117,333	1,403,303

23

	Wilmington Trust Corp.	88,488	1,283,961
	Wilshire Bancorp, Inc.	75,950	306,838
*	Wilshire Enterprises, Inc.	7,207	10,811
	Wintrust Financial Corp.	37,350	634,950
* #	World Acceptance Corp.	49,109	1,457,555
	WSB Holdings, Inc.	8,331	20,994
	WVS Financial Corp.	3,923	58,845
	Yadkin Valley Financial Corp.	19,553	160,335
	Zenith National Insurance Corp.	86,404	1,969,147
*	ZipRealty, Inc.	55,111	154,862
Total Financials			304,473,296

Health Care — (10.0%)
*	A.D.A.M., Inc.	12,400	40,300
* #	Abaxis, Inc.	51,500	778,680
* #	ABIOMED, Inc.	77,880	519,460
*	Accelr8 Technology Corp.	2,280	4,514
*	Accelrys, Inc.	91,198	410,391
* #	Access Pharmaceuticals, Inc.	5,300	7,950
* #	Accuray, Inc.	80,577	487,491
* #	Acorda Therapeutics, Inc.	67,954	1,347,528
*	Adeona Pharmaceuticals, Inc.	9,451	3,024
*	Adolor Corp.	128,100	288,225
* #	Advanced Life Sciences Holdings, Inc.	79,900	38,352
*	AdvanSource Biomaterials Corp.	55,063	14,316
*	ADVENTRX Pharmaceuticals, Inc.	47,733	7,637
*	Affymax, Inc.	39,136	694,273
*	Affymetrix, Inc.	18,699	87,698
*	Air Methods Corp.	36,530	969,872
*	Akorn, Inc.	149,500	125,580
*	Albany Molecular Research, Inc.	96,256	939,459
*	Alexza Pharmaceuticals, Inc.	32,208	53,465
* #	Align Technology, Inc.	118,856	1,475,003
*	Alkermes, Inc.	275,401	2,106,818
*	Alliance HealthCare Services, Inc.	143,000	1,125,410
*	Allied Healthcare International, Inc.	436,529	680,985
*	Allied Healthcare Products, Inc.	13,945	79,208
*	Allion Healthcare, Inc.	59,740	332,752
*	Allos Therapeutics, Inc.	200,938	1,231,750
#	Allscripts-Misys Healthcare Solutions, Inc.	203,790	2,531,072
* #	Almost Family, Inc.	13,208	326,238
*	Alnylam Pharmaceuticals, Inc.	109,505	2,011,607
*	AMAG Pharmaceuticals, Inc.	41,424	1,857,866
* #	Amedisys, Inc.	77,134	2,587,074
*	America Services Group, Inc.	16,706	237,726
*	American Caresource Holding, Inc.	14,808	127,793
*	American Claims Evaluation, Inc.	1,000	650
*	American Dental Partners, Inc.	19,050	132,302
*	American Medical Systems Holdings, Inc.	195,860	2,422,788
*	American Shared Hospital Services	9,244	18,950
*	AMERIGROUP Corp.	139,800	4,175,826
*	AMICAS, Inc.	6,000	12,960
*	Amicus Therapeutics, Inc.	1,858	16,629
*	AMN Healthcare Services, Inc.	85,700	590,473
*	Amsurg Corp.	85,913	1,764,653

24

*	Anadys Pharmaceuticals, Inc.	51,904	129,241
	Analogic Corp.	38,265	1,392,846
*	Angeion Corp.	215	471
*	AngioDynamics, Inc.	96,226	1,219,183
*	Anika Therapeutics, Inc.	38,875	218,478
*	Arca Biopharma, Inc.	9,066	87,034
* #	Ardea Biosciences, Inc.	23,036	284,264
* #	Arena Pharmaceuticals, Inc.	118,515	333,027
*	Ariad Pharmaceuticals, Inc.	17,155	25,733
*	Arqule, Inc.	79,292	352,849
* #	Array BioPharma, Inc.	80,613	236,196
*	Arrhythmia Research Technology, Inc.	10,081	25,404
* #	ArthroCare Corp.	64,010	515,281
*	Aspect Medical Systems, Inc.	55,574	281,204
*	Assisted Living Concepts, Inc.	19,604	388,747
*	Athenahealth, Inc.	59,735	1,899,573
*	AtriCure, Inc.	28,499	35,339
	Atrion Corp.	7,943	711,375
*	ATS Medical, Inc.	119,797	319,858
*	Auxilium Pharmaceuticals, Inc.	85,001	1,946,523
*	AVANIR Pharmaceuticals, Inc. Class A	59,081	50,810
*	Avigen, Inc.	216,991	266,899
*	Bioanalytical Systems, Inc.	5,617	8,931
*	BioCryst Pharmaceuticals, Inc.	54,600	216,216
* #	Biodel, Inc.	24,688	118,502
*	Bio-Imaging Technologies, Inc.	52,220	208,880
*	BioMimetic Therapeutics, Inc.	31,706	272,989
* #	Bio-Reference Laboratories, Inc.	37,386	959,699
*	BioSante Pharmaceuticals, Inc.	33,256	68,507
*	BioScrip, Inc.	651,738	2,072,527
*	BioSphere Medical, Inc.	17,700	33,630
* #	BMP Sunstone Corp.	19,689	76,787
*	Bovie Medical Corp.	54,492	367,821
	Brookdale Senior Living, Inc.	27,200	280,432
*	Bruker BioSciences Corp.	269,919	1,776,067
* #	BSD Medical Corp.	69,146	166,642
*	Cadence Pharmaceuticals, Inc.	108,124	1,094,215
*	Caliper Life Sciences, Inc.	591,722	852,080
	Cambrex Corp.	84,720	197,398
*	Candela Corp.	53,712	49,952
*	Cantel Medical Corp.	29,010	409,911
*	Capital Senior Living Corp.	56,900	224,755
*	Caraco Pharmaceutical Laboratories, Ltd.	75,892	339,996
*	Cardiac Science Corp.	64,367	189,883
*	Cardica, Inc.	30,842	81,731
*	CardioDynamics International Corp.	12,700	10,033
*	Cardiovascular Systems, Inc.	200	1,308
*	CAS Medical Systems, Inc.	106	210
*	Catalyst Health Solutions, Inc.	114,340	2,578,367
*	Catalyst Pharmaceutical Partners, Inc.	6,701	12,531
*	Celera Corp.	381,671	3,087,718
*	Celldex Therapeutics, Inc.	17,269	149,550
*	Centene Corp.	123,100	2,261,347
* #	Cepheid, Inc.	170,406	1,652,938
*	Cerus Corp.	19,000	22,420

25

	Chemed Corp.	72,665	3,075,909
*	Clarient, Inc.	19,000	52,820
* #	Cleveland Biolabs, Inc.	7,404	25,618
*	Clinical Data, Inc.	73,039	935,630
*	Columbia Laboratories, Inc.	18,100	25,159
* #	CombiMatrix Corp.	5,506	40,139
#	Computer Programs & Systems, Inc.	28,801	1,007,747
* #	Conceptus, Inc.	120,936	1,637,473
*	CONMED Corp.	74,042	986,239
*	Continucare Corp.	8,426	16,683
#	Cooper Companies, Inc.	92,161	2,649,629
*	Corcept Therapeutics, Inc.	63,406	58,334
*	Cornerstone Therapeutics, Inc.	9,240	52,668
*	Corvel Corp.	39,773	894,893
*	Cougar Biotechnology, Inc.	24,032	839,197
*	CPEX Pharmaceuticals, Inc.	6,125	45,938
*	Cross Country Healthcare, Inc.	98,962	871,855
*	CryoLife, Inc.	71,400	387,702
* #	Cubist Pharmaceuticals, Inc.	145,597	2,416,910
*	CuraGen Corp.	163,543	153,730
*	Cutera, Inc.	22,947	144,107
* #	Cyberonics, Inc.	49,100	650,084
*	Cynosure, Inc. Class A	12,107	74,095
*	Cypress Bioscience, Inc.	68,199	491,033
*	Cytokinetics, Inc.	45,933	85,435
*	Cytori Therapeutics, Inc.	55,237	98,874
	Daxor Corp.	15,560	213,950
*	Del Global Technologies Corp.	21,254	17,003
* #	Dendreon Corp.	174,459	3,698,531
*	DepoMed, Inc.	54,266	112,873
*	Dexcom, Inc.	46,253	207,213
*	Dialysis Corp. of America	17,204	90,321
*	Digirad Corp.	127,011	174,005
*	Dionex Corp.	53,415	3,365,145
* #	Discovery Laboratories, Inc.	31,800	27,666
*	Durect Corp.	147,368	359,578
*	Dyax Corp.	128,230	251,331
*	Dynacq Healthcare, Inc.	25,997	90,990
*	Eclipsys Corp.	101,090	1,334,388
*	Emergency Medical Services Corp. Class A	435	15,155
*	Emergent Biosolutions, Inc.	50,900	545,139
* #	Emeritus Corp.	42,390	383,206
*	Encision, Inc.	2,013	3,523
* ●	Endo Pharmaceuticals Solutions	132,809	131,481
* #	Endocare, Inc.	8,166	8,166
*	Endologix, Inc.	14,300	33,748
	Ensign Group, Inc.	29,305	454,228
*	ENTREMED, Inc.	102,180	40,361
*	Enzo Biochem, Inc.	47,480	194,668
* #	Enzon Pharmaceuticals, Inc.	81,243	467,147
*	EPIX Pharmaceuticals, Inc.	97,783	50,847
*	eResearch Technology, Inc.	123,643	626,870
*	Escalon Medical Corp.	3,000	5,040
*	etrials Worldwide, Inc.	42,075	31,556
*	ev3, Inc.	149,327	1,248,374

26

*	Evotec AG Sponsored ADR	82,675	144,681
*	Exact Sciences Corp.	85,768	144,948
*	Exactech, Inc.	28,497	377,585
*	Exelixis, Inc.	191,482	944,006
*	Facet Biotech Corp.	42,493	397,310
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	5,527	1,934
*	Genaera Corp.	2,816	456
*	Genomic Health, Inc.	54,456	1,225,260
*	Genoptix, Inc.	28,809	837,766
*	Gentiva Health Services, Inc.	75,463	1,202,126
* #	Geron Corp.	179,171	920,939
*	Greatbatch, Inc.	60,988	1,283,188
*	GTC Biotherapeutics, Inc.	47,267	18,434
* #	GTx, Inc.	78,641	773,041
*	Haemonetics Corp.	33,348	1,721,757
* #	Halozyme Therapeutics, Inc.	147,493	932,156
*	Hanger Orthopedic Group, Inc.	96,979	1,348,978
*	Hansen Medical, Inc.	34,595	185,775
*	Harvard Bioscience, Inc.	101,036	293,004
*	Health Grades, Inc.	2,900	9,280
*	Health Management Associates, Inc.	246,586	1,151,557
*	Health Net, Inc.	200	2,888
*	HEALTHSOUTH Corp.	140,807	1,319,362
*	HealthSpring, Inc.	169,270	1,562,362
*	HealthStream, Inc.	68,972	169,671
*	HealthTronics, Inc.	523,363	764,110
*	Healthways, Inc.	46,841	488,552
#	Hill-Rom Holdings, Inc.	105,640	1,371,207
*	Hi-Tech Pharmacal Co., Inc.	34,325	259,154
*	HLTH Corp.	168,814	1,856,954
*	HMS Holdings Corp.	65,034	1,949,719
*	Home Diagnostics, Inc.	29,124	172,997
	Hooper Holmes, Inc.	1,214,375	473,606
*	iBioPharma, Inc.	40,600	19,488
*	ICU Medical, Inc.	38,050	1,430,680
*	Idenix Pharmaceuticals, Inc.	105,635	390,850
*	Idera Pharmaceuticals, Inc.	59,158	355,540
*	IDM Pharma, Inc.	41,681	69,607
*	I-Flow Corp.	14,436	72,180
*	ImmunoGen, Inc.	91,837	638,267
* #	Impax Laboratories, Inc.	123,844	655,135
*	Incyte Corp.	130,076	306,979
*	Infinity Pharmaceuticals, Inc.	143,104	885,814
*	Inspire Pharmaceuticals, Inc.	84,565	379,697
*	Insulet Corp.	7,340	42,205
*	Integra LifeSciences Holdings Corp.	76,058	1,963,818
*	IntegraMed America, Inc.	23,698	164,227
* #	InterMune, Inc.	66,900	905,826
#	Invacare Corp.	59,900	921,861
*	InVentiv Health, Inc.	43,195	479,033
*	IPC The Hospitalist Co.	20,842	382,034
*	IRIS International, Inc.	53,024	592,278
* #	Isis Pharmaceuticals, Inc.	239,713	3,758,700
* #	Isolagen, Inc.	85,400	11,102
*	Kendle International, Inc.	40,903	364,037

27

*	Kensey Nash Corp.	32,102	672,216
	Kewaunee Scientific Corp.	9,896	92,824
*	Kindred Healthcare, Inc.	124,778	1,624,610
*	K-V Pharmaceutical Co. Class A	100,948	141,327
*	K-V Pharmaceutical Co. Class B	33,002	73,264
	Landauer, Inc.	25,000	1,324,500
*	Langer, Inc.	33,567	18,126
*	Lannet Co., Inc.	4,611	25,245
	LCA-Vision, Inc.	25,911	148,988
*	LeMaitre Vascular, Inc.	7,900	20,145
*	LHC Group, Inc.	41,643	950,293
*	LifePoint Hospitals, Inc.	85,100	2,199,835
*	Ligand Pharmaceuticals, Inc. Class B	142,626	426,452
*	Luminex Corp.	82,443	1,352,890
*	Magellan Health Services, Inc.	88,401	2,613,134
*	Magyar Bancorp, Inc.	1,800	8,910
* #	MAKO Surgical Corp.	1,370	9,179
* #	Mannkind Corp.	147,260	602,293
#	Martek Biosciences Corp.	94,120	1,714,866
*	Matrixx Initiatives, Inc.	27,475	470,372
*	Maxygen, Inc.	334,660	1,957,761
*	MDRNA, Inc.	48,933	37,434
*	Medarex, Inc.	309,442	1,831,897
*	MedAssets, Inc.	97,022	1,672,659
*	MedCath Corp.	36,249	366,840
*	Medical Action Industries, Inc.	41,209	399,727
*	Medical Staffing Network Holdings, Inc.	304,540	48,726
*	MediciNova, Inc.	2,914	7,343
	Medicis Pharmaceutical Corp. Class A	102,115	1,640,988
* #	Medivation, Inc.	54,214	1,047,957
*	Mednax, Inc.	16,800	603,120
*	MEDTOX Scientific, Inc.	23,945	194,194
	Merge Healthcare, Inc.	54,993	102,287
#	Meridian Bioscience, Inc.	107,834	1,874,155
*	Merit Medical Systems, Inc.	74,276	1,152,021
*	Metabolix, Inc.	38,983	307,966
*	Metropolitan Health Networks, Inc.	142,700	241,163
* #	Micromet, Inc.	82,004	280,454
*	Micrus Endovascular Corp.	38,082	263,527
* #	Molecular Insight Pharmaceuticals, Inc.	8,249	30,686
* #	Molina Healthcare, Inc.	45,264	979,966
*	Momenta Pharmaceuticals, Inc.	67,829	759,685
* #	Monogram Biosciences, Inc.	47,610	127,119
*	MTS Medication Technologies, Inc.	19,492	76,604
*	MWI Veterinary Supply, Inc.	27,060	841,025
*	Nabi Biopharmaceuticals	162,984	560,665
* #	Nanogen, Inc.	30,000	3,450
*	Nanosphere, Inc.	1,100	3,850
	National Healthcare Corp.	32,508	1,290,568
	National Research Corp.	25,935	653,821
*	Natus Medical, Inc.	59,400	521,532
*	Nektar Therapeutics	179,632	1,005,939
* #	Neogen Corp.	38,456	871,798
*	Neurocrine Biosciences, Inc.	635,986	2,098,754
*	Neurogen Corp.	86,049	18,931

28

*	NeurogesX, Inc.	600	1,650
*	Nighthawk Radiology Holdings, Inc.	27,371	97,714
* #	Northfield Laboratories, Inc.	45,542	22,771
*	Northstar Neuroscience, Inc.	53,275	102,288
*	NovaMed, Inc.	66,667	210,001
* #	Novavax, Inc.	124,525	303,841
*	Noven Pharmaceuticals, Inc.	42,213	435,638
*	NOVT Corp.	6,450	9,030
*	NPS Pharmaceuticals, Inc.	80,522	278,606
*	Nutraceutical International Corp.	17,081	140,406
* #	NuVasive, Inc.	97,252	3,685,851
*	NxStage Medical, Inc.	40,448	90,604
*	Obagi Medical Products, Inc.	38,443	231,042
*	Odyssey Healthcare, Inc.	125,569	1,300,895
*	Omnicell, Inc.	68,476	602,589
*	OncoGenex Pharmaceutical, Inc.	7,246	48,186
* #	Opexa Therapeutics, Inc.	1,600	624
*	Optimer Pharmaceuticals, Inc.	59,515	831,425
*	OraSure Technologies, Inc.	46,530	168,439
*	Orchid Cellmark, Inc.	203,675	203,675
*	Ore Pharmaceuticals, Inc.	16,491	8,246
*	Orexigen Therapeutics, Inc.	53,522	152,002
*	Orthologic Corp.	102,663	69,872
*	Oscient Pharmaceuticals Corp.	17,472	4,228
* #	Osiris Therapeutics, Inc.	58,913	746,428
*	Osteotech, Inc.	19,748	75,437
	Owens & Minor, Inc.	56,122	1,946,311
*	Pain Therapeutics, Inc.	116,922	554,210
*	Palomar Medical Technologies, Inc.	30,850	265,619
*	Par Pharmaceutical Cos., Inc.	58,602	628,799
*	Parexel International Corp.	156,224	1,548,180
*	PDI, Inc.	126,989	407,635
#	PDL BioPharma, Inc.	214,967	1,537,014
*	Pharmasset, Inc.	28,779	259,011
*	PharMerica Corp.	73,686	1,344,770
*	Phase Forward, Inc.	77,382	1,103,467
*	PHC, Inc.	26,048	22,922
*	PhotoMedex, Inc.	5,623	8,969
*	Poniard Pharmaceuticals, Inc.	19,371	61,793
* #	Pozen, Inc.	73,067	559,693
*	Progenics Pharmaceuticals, Inc.	58,708	321,720
*	Prospect Medical Holdings, Inc.	23,300	39,843
*	Providence Service Corp.	14,503	142,419
*	ProxyMed, Inc.	40,279	282
* #	PSS World Medical, Inc.	178,200	2,587,464
	Psychemedics Corp.	7,201	43,206
*	Psychiatric Solutions, Inc.	71,576	1,387,859
*	QuadraMed Corp.	20,036	137,647
*	Questcor Pharmaceuticals, Inc.	144,592	650,664
* #	Quidel Corp.	87,035	1,013,087
* #	Quigley Corp.	16,382	106,893
*	RadNet, Inc.	59,955	92,331
*	Regeneration Technologies, Inc.	94,611	334,923
* #	Regeneron Pharmaceuticals, Inc.	168,037	2,228,171
*	RehabCare Group, Inc.	35,100	586,170

29

*	Repligen Corp.	99,838	424,312
*	Repros Therapeutics, Inc.	27,058	186,430
*	Res-Care, Inc.	74,330	1,190,767
*	Rigel Pharmaceuticals, Inc.	68,222	452,994
*	Rochester Medical Corp.	26,138	276,017
*	Rockwell Medical Technologies, Inc.	12,865	63,939
*	Rural/Metro Corp.	12,052	16,270
*	RXi Pharmaceuticals Corp.	84	382
*	Salix Pharmaceuticals, Ltd.	116,341	1,279,751
* #	Sangamo BioSciences, Inc.	98,597	419,037
*	Santarus, Inc.	17,000	29,920
* #	Savient Pharmaceuticals, Inc.	148,646	784,851
*	Seattle Genetics, Inc.	150,135	1,385,746
*	Senomyx, Inc.	32,332	75,334
*	SenoRx, Inc.	1,200	4,380
* #	Sequenom, Inc.	103,118	373,287
*	SeraCare Life Sciences, Inc.	42,521	27,851
*	Signalife, Inc.	1	13
*	Sirona Dental Systems, Inc.	71,101	1,163,212
*	Skilled Healthcare Group, Inc.	37,794	329,942
*	Solta Medical, Inc.	2,181	2,803
*	Somanetics Corp.	36,579	592,946
* #	Somaxon Pharmaceuticals, Inc.	5,100	1,887
*	SonoSite, Inc.	43,345	781,944
	Span-American Medical System, Inc.	10,492	116,461
*	Spectranetics Corp.	56,097	218,778
*	Spectrum Pharmaceuticals, Inc.	28,852	70,399
*	SRI/Surgical Express, Inc.	12,700	19,050
* #	STAAR Surgical Co.	5,656	4,892
* #	StemCells, Inc.	105,500	179,350
*	Stereotaxis, Inc.	60,831	203,176
	Steris Corp.	38,333	923,825
*	Sucampo Pharmaceuticals, Inc.	850	5,525
*	Sun Healthcare Group, Inc.	115,092	974,829
*	SunLink Health Systems, Inc.	20,348	32,760
*	Sunrise Senior Living, Inc.	5,799	14,787
*	SuperGen, Inc.	500	1,005
* #	SurModics, Inc.	51,592	1,119,546
*	Symmetry Medical, Inc.	60,014	435,702
*	Synovis Life Technologies, Inc.	33,839	513,676
* #	Synta Pharmaceuticals Corp.	57,616	187,252
*	Targacept, Inc.	3,525	12,655
*	Telik, Inc.	128,964	83,827
*	The Medicines Co.	153,292	1,529,854
*	Theragenics Corp.	582,770	722,635
*	Theravance, Inc.	95,423	1,367,412
*	Thoratec Corp.	63,151	1,835,168
*	Threshold Pharmaceuticals, Inc.	10,400	17,472
*	Tomotherapy, Inc.	22,000	56,760
*	TranS1, Inc.	27,912	203,199
*	Transcend Services, Inc.	12,668	146,949
	Trimeris, Inc.	4,511	9,067
*	Triple-S Management Corp.	28,100	360,242
* ●	Tripos Escrow Shares	220	20
*	U.S. Physical Therapy, Inc.	39,561	462,072

30

*	Urologix, Inc.	131,715	111,958
*	Uroplasty, Inc.	12,269	8,588
	Utah Medical Products, Inc.	15,119	331,408
#	Valeant Pharmaceuticals International	129,161	2,164,738
*	Varian, Inc.	76,999	2,542,507
*	Vascular Solutions, Inc.	44,300	299,025
*	Vical, Inc.	4,800	12,240
*	ViroPharma, Inc.	186,174	1,048,160
* #	Virtual Radiologic Corp.	9,332	85,481
*	Vision-Sciences, Inc.	4,525	5,385
*	Vital Images, Inc.	27,592	279,507
*	Vivus, Inc.	189,165	758,552
*	VNUS Medical Technologies, Inc.	28,184	624,276
* #	Volcano Corp.	85,268	1,124,685
* #	WebMD Health Corp. Class A	12,458	321,541
	West Pharmaceutical Services, Inc.	87,400	2,853,610
* #	Wright Medical Group, Inc.	95,326	1,310,733
*	XenoPort, Inc.	67,451	922,055
	Young Innovations, Inc.	9,573	148,382
*	Zoll Medical Corp.	53,824	865,490
*	Zymogenetics, Inc.	57,336	200,676
Total Health Care			240,041,579

Industrials — (14.4%)
*	3D Systems Corp.	27,026	189,452
*	A. T. Cross Co. Class A	32,911	95,442
#	A.O. Smith Corp.	61,250	1,904,263
#	AAON, Inc.	51,583	1,004,837
*	AAR Corp.	69,173	1,042,437
	ABM Industries, Inc.	133,289	2,335,223
*	ACCO Brands Corp.	281,692	588,736
*	Accuride Corp.	62,594	23,160
	Aceto Corp.	69,175	494,601
*	Active Power, Inc.	489,231	279,498
#	Actuant Corp.	149,256	1,829,879
#	Acuity Brands, Inc.	72,529	2,084,483
	Administaff, Inc.	57,000	1,519,620
*	AeroCentury Corp.	1,600	8,016
*	AeroVironment, Inc.	38,002	899,127
*	Air Transport Services Group, Inc.	175,716	114,163
*	AirTran Holdings, Inc.	252,929	1,757,857
	Alamo Group, Inc.	33,314	375,116
*	Alaska Air Group, Inc.	111,907	1,877,799
	Albany International Corp. Class A	54,335	504,229
	Alexander & Baldwin, Inc.	72,464	1,930,441
* #	Allegiant Travel Co.	36,574	1,903,311
*	Allied Defense Group, Inc.	62,974	253,785
*	Altra Holdings, Inc.	64,359	352,044
*	Amerco, Inc.	57,385	1,862,143
#	American Ecology Corp.	55,250	912,730
	American Railcar Industries, Inc.	32,642	297,695
*	American Reprographics Co.	24,300	156,735
	American Science & Engineering, Inc.	25,100	1,512,526
* #	American Superconductor Corp.	98,699	2,536,564
#	American Woodmark Corp.	25,221	522,075

31

	Ameron International Corp.	24,202	1,432,032
	Ampco-Pittsburgh Corp.	27,455	668,804
* #	AMREP Corp.	7,250	134,778
*	APAC Customer Services, Inc.	58,820	271,160
	Apogee Enterprises, Inc.	66,010	884,534
#	Applied Industrial Technologies, Inc.	98,025	2,205,563
	Applied Signal Technologies, Inc.	38,837	767,419
*	Argan, Inc.	20,512	273,015
*	Argon ST, Inc.	60,525	1,234,105
	Arkansas Best Corp.	65,100	1,502,508
*	Armstrong World Industries, Inc.	79,848	1,451,637
*	Arotech Corp.	34,540	31,086
	Art’s-Way Manufacturing Co., Inc.	400	1,552
* #	Astec Industries, Inc.	58,500	1,802,970
*	Astronics Corp.	27,548	304,956
*	Astronics Corp. Class B	6,887	74,380
*	Astrotech Corp.	1,822	1,275
*	Atlas Air Worldwide Holding, Inc.	5,200	138,060
*	Avalon Holding Corp. Class A	44,736	78,735
*	Avis Budget Group, Inc.	5,000	10,450
*	Axsys Technologies, Inc.	32,973	1,381,898
*	AZZ, Inc.	35,700	1,104,201
	Badger Meter, Inc.	39,995	1,558,205
*	Baker (Michael) Corp.	24,300	816,480
#	Baldor Electric Co.	85,233	1,977,406
*	Baldwin Technology Co., Inc. Class A	3,200	3,744
#	Barnes Group, Inc.	144,200	2,041,872
	Barrett Business Services, Inc.	16,292	162,920
*	BE Aerospace, Inc.	126,508	1,365,021
*	Beacon Roofing Supply, Inc.	83,669	1,330,337
#	Belden, Inc.	144,122	2,323,247
*	Blount International, Inc.	86,600	554,240
*	BlueLinx Holdings, Inc.	6,800	21,284
	Bowne & Co., Inc.	429,359	2,194,024
	Brady Co. Class A	87,776	1,849,440
*	Breeze-Eastern Corp.	33,673	278,139
#	Briggs & Stratton Corp.	88,818	1,321,612
*	BTU International, Inc.	18,700	69,938
	C&D Technologies, Inc.	327,576	717,391
*	CAI International, Inc.	4,500	16,470
	Carlisle Companies, Inc.	108,046	2,458,047
	Cascade Corp.	34,100	824,197
*	Casella Waste Systems, Inc. Class A	40,464	83,356
* #	CBIZ, Inc.	196,795	1,546,809
	CDI Corp.	22,400	267,680
*	CECO Environmental Corp.	8,715	30,938
*	Celadon Group, Inc.	61,502	420,674
* #	Cenveo, Inc.	60,500	285,560
*	Ceradyne, Inc.	58,665	1,011,385
	Champion Industries, Inc.	9,213	13,912
*	Chart Industries, Inc.	11,400	157,662
	Chase Corp.	24,379	232,819
	Chicago Rivet & Machine Co.	800	9,860
	CIRCOR International, Inc.	43,290	1,113,852
#	CLAROC, Inc.	110,800	3,443,664

32

* #	Clean Harbors, Inc.	55,864	2,798,786
*	Coleman Cable, Inc.	1,300	3,237
*	Columbus McKinnon Corp.	51,495	667,375
*	Comforce Corp.	29,612	39,088
	Comfort Systems USA, Inc.	110,919	1,196,816
*	Commercial Vehicle Group, Inc.	343,231	329,502
*	Competitive Technologies, Inc.	27,004	41,856
	CompX International, Inc.	6,100	36,478
*	COMSYS IT Partners, Inc.	2,200	11,616
*	Conrad Industries, Inc.	6,900	41,400
*	Consolidated Graphics, Inc.	15,125	293,728
* #	Continental Airlines, Inc.	179,737	1,890,833
#	Con-way, Inc.	82,116	2,034,834
*	Cornell Companies, Inc.	31,600	574,488
	Corporate Executive Board Co.	57,537	994,239
* #	CoStar Group, Inc.	52,283	1,937,085
*	Covenant Transport Group Class A	219,623	452,423
*	CPI Aerostructures, Inc.	14,666	108,528
*	CRA International, Inc.	26,358	615,196
	Crane Co.	79,621	1,838,449
*	Crocs, Inc.	2,300	5,175
	Cubic Corp.	72,795	2,089,944
#	Curtiss-Wright Corp.	112,800	3,606,216
	Deluxe Corp.	92,100	1,335,450
	Diamond Management & Technology Consultants, Inc.	77,356	216,597
*	Dollar Thrifty Automotive Group, Inc.	48,295	181,589
*	Double Eagle Petroleum Co.	5,700	25,992
	Ducommun, Inc.	31,110	538,825
*	Duff & Phelps Corp.	24,761	466,992
*	DXP Enterprises, Inc.	29,400	390,432
*	Dynamex, Inc.	30,416	447,419
	Dynamic Materials Corp.	17,622	282,657
*	DynCorp International, Inc. Class A	104,519	1,593,915
#	Eagle Bulk Shipping, Inc.	18,800	122,576
	Eastern Co.	13,315	152,190
	Ecology & Environment, Inc. Class A	4,436	59,709
	Electro Rent Corp.	69,056	660,866
*	EMCOR Group, Inc.	176,300	3,665,277
#	Encore Wire Corp.	54,669	1,193,971
* #	Ener1, Inc.	249,727	1,470,892
* #	Energy Conversion Devices, Inc.	50,300	924,514
*	EnergySolutions, Inc.	129,485	1,256,005
* #	EnerNOC, Inc.	35,881	626,841
*	EnerSys	129,200	2,202,860
*	ENGlobal Corp.	79,900	461,023
	Ennis, Inc.	62,200	559,800
*	EnPro Industries, Inc.	54,400	868,224
*	Environmental Tectonics Corp.	7,400	6,660
* #	ESCO Technologies, Inc.	70,700	2,939,706
	Espey Manufacturing & Electronics Corp.	9,085	138,637
*	Esterline Technologies Corp.	69,800	1,839,230
* #	Evergreen Solar, Inc.	100,000	243,000
*	Exide Technologies	24,692	134,078
*	Exponent, Inc.	40,910	1,141,389
*	ExpressJet Holdings, Inc.	95,601	118,545

33

	Federal Signal Corp.	241,128	1,873,565
*	First Advantage Corp.	37,107	532,114
*	First Aviation Services, Inc.	6,000	2,850
*	Flanders Corp.	63,897	339,293
*	Flow International Corp.	15,100	27,482
#	Forward Air Corp.	82,900	1,381,943
	Franklin Electric Co., Inc.	62,020	1,469,254
	Freightcar America, Inc.	21,428	412,060
	Frozen Food Express Industries, Inc.	194,063	840,293
*	Fuel Tech, Inc.	43,400	568,974
* #	FuelCell Energy, Inc.	116,900	371,742
*	Furmanite Corp.	96,670	382,813
	G & K Services, Inc. Class A	225,665	5,634,855
*	Gardner Denver Machinery, Inc.	74,756	1,990,005
	GATX Corp.	67,590	2,035,135
	Genco Shipping & Trading, Ltd.	79,667	1,521,640
*	Gencor Industries, Inc.	1,100	9,174
	GenCorp, Inc.	23,000	55,200
* #	General Cable Corp.	21,400	580,796
*	Genesee & Wyoming, Inc.	103,575	3,107,250
* #	GeoEye, Inc.	35,248	877,323
*	Global Cash Access, Inc.	92,885	563,812
*	GP Strategies Corp.	48,452	193,808
#	Graco, Inc.	80,400	1,896,636
*	Graftech International, Ltd.	231,000	2,030,490
	Graham Corp.	10,990	137,375
	Granite Construction, Inc.	4,840	190,938
	Great Lakes Dredge & Dock Corp.	59,235	234,571
	Greenbrier Companies, Inc.	199,114	1,694,460
*	Griffon Corp.	439,420	3,809,771
	Hardinge, Inc.	146,298	702,230
*	Hawaiian Holdings, Inc.	132,675	662,048
#	Healthcare Services Group, Inc.	115,563	2,066,266
#	Heartland Express, Inc.	264,941	3,960,868
#	HEICO Corp.	40,200	1,154,142
	HEICO Corp. Class A	41,263	1,029,512
#	Heidrick & Struggles International, Inc.	43,007	726,818
*	Henry Bros. Electronics, Inc.	13,944	95,795
*	Herley Industries, Inc.	37,000	382,580
#	Herman Miller, Inc.	107,970	1,605,514
*	Hexcel Corp.	76,100	729,799
*	Hill International, Inc.	105,519	426,297
	Hi-Shear Technology Corp.	21,962	149,342
#	HNI Corp.	70,040	1,085,620
* #	Hoku Scientific, Inc.	34,798	94,999
	Horizon Lines, Inc. Class A	9,000	47,880
	Houston Wire & Cable Co.	24,602	237,163
*	HQ Sustainable Maritime Industries, Inc.	20,106	187,589
*	Hub Group, Inc. Class A	106,176	2,442,048
*	Hudson Highland Group, Inc.	7,260	11,906
*	Hudson Technologies, Inc.	3,900	6,981
*	Hurco Companies, Inc.	16,560	253,865
* #	Huron Consulting Group, Inc.	38,810	1,860,940
*	Huttig Building Products, Inc.	252,115	163,875
* #	ICF International, Inc.	25,281	695,480

34

*	ICT Group, Inc.	11,576	81,958
*	II-VI, Inc.	80,104	1,920,093
*	InnerWorkings, Inc.	83,215	420,236
*	Innotrac Corp.	16,000	14,400
	Innovative Solutions & Support, Inc.	40,480	194,304
* #	Insituform Technologies, Inc. Class A	69,297	1,062,323
	Insteel Industries, Inc.	22,800	169,860
*	Integrated Electrical Services, Inc.	30,242	290,626
* #	InterDigital, Inc.	135,597	3,568,913
*	Interline Brands, Inc.	65,738	851,964
	International Shipholding Corp.	19,600	411,600
*	Intersections, Inc.	47,970	157,821
*	JetBlue Airways Corp.	165,568	816,250
#	John Bean Technologies Corp.	27,900	307,458
*	JPS Industries, Inc.	8,700	30,450
*	Kadant, Inc.	20,600	254,204
	Kaman Corp. Class A	67,300	1,138,043
#	Kaydon Corp.	74,612	2,384,600
	Kelly Services, Inc. Class A	83,666	950,446
	Kelly Services, Inc. Class B	350	4,359
*	Kenexa Corp.	25,500	167,280
	Kennametal, Inc.	79,100	1,617,595
*	Key Technology, Inc.	14,902	157,067
*	Kforce, Inc.	107,505	1,172,880
*	Kirby Corp.	59,200	1,826,912
#	Knight Transportation, Inc.	227,179	4,016,525
	Knoll, Inc.	79,670	564,064
*	Korn/Ferry International	109,900	1,163,841
*	K-Tron International, Inc.	11,208	901,347
*	L.B. Foster Co. Class A	40,936	1,340,654
	L.S. Starrett Co. Class A	15,508	158,802
*	LaBarge, Inc.	43,810	361,433
*	Ladish Co., Inc.	30,400	230,128
	Lawson Products, Inc.	29,775	341,817
*	Layne Christensen Co.	42,028	910,326
*	Learning Tree International, Inc.	42,681	350,838
*	LECG Corp.	17,173	49,973
*	LGL Group, Inc.	4,660	17,848
*	Limco-Piedmont, Inc.	1,100	2,717
#	Lindsay Corp.	32,600	1,268,466
*	LMI Aerospace, Inc.	32,041	211,150
	LSI Industries, Inc.	68,040	381,704
*	Lydall, Inc.	64,741	277,739
*	M&F Worldwide Corp.	53,200	848,540
*	Mac-Gray Corp.	25,646	176,957
*	Magnetek, Inc.	436,280	763,490
* ●	MAIR Holdings, Inc. Escrow Shares	51,616	—
*	Manitex International, Inc.	6,890	5,650
*	Marten Transport, Ltd.	58,082	1,204,621
*	Maxco, Inc.	3,000	10,185
	McGrath Rentcorp	69,314	1,465,298
* #	Media Sciences International, Inc.	2,800	1,092
*	Medialink Worldwide, Inc.	20,206	2,263
*	Merrimac Industries, Inc.	12,771	48,785
*	Mesa Air Group, Inc.	430,472	74,386

35

	Met-Pro Corp.	47,157	480,530
*	MFRI, Inc.	14,905	75,866
*	Middleby Corp.	40,513	1,773,254
*	Miller Industries, Inc.	9,700	77,600
#	Mine Safety Appliances Co.	98,200	2,420,630
*	Misonix, Inc.	92,109	211,851
*	Mobile Mini, Inc.	76,930	1,053,941
*	Monster Worldwide, Inc.	172,500	2,380,500
*	Moog, Inc. Class A	95,146	2,548,010
*	Moog, Inc. Class B	9,125	248,656
	Mueller Industries, Inc.	63,145	1,387,296
	Mueller Water Products, Inc.	168,617	706,505
	Multi-Color Corp.	33,680	399,782
	NACCO Industries, Inc. Class A	10,045	384,221
*	Nashua Corp.	67,920	105,276
*	National Patent Development Corp.	13,860	18,711
	National Technical Systems, Inc.	20,700	65,205
* #	Navigant Consulting, Inc.	145,200	2,135,892
* #	NCI Building Systems, Inc.	173,358	684,764
#	Nordson Corp.	92,150	3,343,202
*	North America Galvanizing & Coatings, Inc.	64,067	297,912
*	Ocean Power Technologies, Inc.	1,100	7,216
*	Odyssey Marine Exploration, Inc.	133,967	466,205
* #	Old Dominion Freight Line, Inc.	98,622	2,776,209
	Omega Flex, Inc.	24,600	380,316
*	On Assignment, Inc.	64,215	226,037
*	Orbit International Corp.	1,977	6,010
*	Orbital Sciences Corp.	162,552	2,513,054
*	Orion Marine Group, Inc.	36,667	549,272
	Oshkosh Truck Corp. Class B	114,644	1,100,582
*	P.A.M. Transportation Services, Inc.	34,128	181,561
	Pacer International, Inc.	59,059	250,410
*	Paragon Technologies, Inc.	2,950	5,930
*	Park-Ohio Holdings Corp.	39,154	182,066
*	Patrick Industries, Inc.	8,995	5,037
* #	Patriot Transportation Holding, Inc.	12,156	839,250
*	Perini Corp.	67,900	1,174,670
*	PGT, Inc.	88,192	189,613
*	Pike Electric Corp.	71,215	739,212
*	Pinnacle Airlines Corp.	64,200	133,536
*	Plug Power, Inc.	712,637	705,511
*	PMFG, Inc.	39,396	237,164
*	Point Blank Solutions, Inc.	91,550	41,198
*	Polypore International, Inc.	5,300	39,962
	Portec Rail Products, Inc.	2,346	18,768
*	Powell Industries, Inc.	31,883	1,147,469
	Preformed Line Products Co.	20,145	747,380
*	PRG-Schultz International, Inc.	10,413	30,822
* #	Protection One, Inc.	36,556	112,227
	Providence & Worcester Railroad Co.	4,200	48,300
*	Quality Distribution, Inc.	3,920	7,801
	Quanex Building Products Corp.	94,272	966,288
#	Quixote Corp.	11,315	32,248
#	Raven Industries, Inc.	49,230	1,176,597
*	RBC Bearings, Inc.	36,899	682,632

36

*	RCM Technologies, Inc.	157,393	209,333
#	Regal-Beloit Corp.	84,204	3,421,209
*	Republic Airways Holdings, Inc.	86,978	622,762
* #	Resources Connection, Inc.	120,636	2,358,434
#	Robbins & Myers, Inc.	96,400	1,826,780
	Rollins, Inc.	3,619	65,142
*	RSC Holdings, Inc.	249,899	1,786,778
*	Rush Enterprises, Inc. Class A	68,796	905,355
*	Rush Enterprises, Inc. Class B	40,331	448,481
*	Saia, Inc.	127,510	1,665,281
	Schawk, Inc.	44,096	317,050
* #	School Specialty, Inc.	165,172	3,100,278
*	Schuff International, Inc.	6,700	100,500
	Servidyne, Inc.	346	782
	Servotronics, Inc.	1,500	15,615
*	SIFCO Industries, Inc.	5,415	43,049
	Simpson Manufacturing Co., Inc.	127,341	2,834,611
	SkyWest, Inc.	163,073	1,963,399
*	SL Industries, Inc.	6,569	49,596
*	SmartPros, Ltd.	10,300	31,415
*	Sparton Corp.	1,803	2,434
*	Spherion Corp.	1,107,259	3,975,060
*	Spherix, Inc.	37,595	39,475
*	Spire Corp.	24,326	170,039
*	Standard Parking Corp.	52,371	798,134
#	Standard Register Co.	43,330	226,183
	Standex International Corp.	34,100	472,967
*	Stanley, Inc.	42,400	1,093,072
	Steelcase, Inc. Class A	164,991	747,409
*	Sterling Construction Co., Inc.	24,300	456,111
#	Sun Hydraulics, Inc.	43,103	780,164
	Supreme Industries, Inc.	115,145	149,689
	Sypris Solutions, Inc.	322,527	245,121
#	TAL International Group, Inc.	38,950	373,141
* #	Taleo Corp. Class A	44,563	535,202
*	Taser International, Inc.	105,147	504,706
*	Team, Inc.	41,700	599,229
*	TeamStaff, Inc.	13,988	25,528
	Tech/Ops Sevcon, Inc.	8,183	16,202
	Technology Research Corp.	85,112	167,245
	Tecumseh Products Co. Class A	35,140	358,779
*	Tecumseh Products Co. Class B	3,375	36,518
*	Teledyne Technologies, Inc.	93,000	2,969,490
*	TeleTech Holdings, Inc.	154,288	2,047,402
	Tennant Co.	49,600	737,552
*	Tetra Tech, Inc.	153,296	3,764,950
*	Textainer Group Holdings, Ltd.	200	1,772
* #	The Advisory Board Co.	28,755	535,993
	The Brink’s Co.	68,700	1,947,645
*	The GEO Group, Inc.	108,400	1,802,692
	The Gorman-Rupp Co.	45,668	972,728
	The Manitowoc Co., Inc.	12,000	71,400
*	Thomas & Betts Corp.	76,837	2,391,167
	Titan International, Inc.	89,225	539,811
*	Titan Machinery, Inc.	28,493	288,634

37

	Todd Shipyards Corp.	22,650	312,117
#	Toro Co.	73,254	2,225,457
*	Trailer Bridge, Inc.	8,400	24,360
*	TRC Companies, Inc.	394,854	1,054,260
	Tredegar Industries, Inc.	86,991	1,529,302
* #	Trex Co., Inc.	43,500	476,325
#	Trinity Industries, Inc.	119,300	1,742,973
#	Triumph Group, Inc.	41,975	1,734,827
*	TrueBlue, Inc.	92,340	896,621
*	Tufco Technologies, Inc.	4,700	19,176
	Twin Disc, Inc.	12,709	86,675
*	U.S. Home Systems, Inc.	927	1,919
* #	UAL Corp.	176,099	866,407
*	Ultralife Corp.	29,715	212,462
*	United Rentals, Inc.	145,071	879,130
*	United Stationers, Inc.	76,209	2,494,321
	Universal Forest Products, Inc.	72,537	2,434,342
*	Universal Power Group, Inc.	6,700	8,174
*	Universal Security Instruments, Inc.	5	21
	Universal Truckload Services, Inc.	23,144	285,134
*	UQM Technologies, Inc.	25,600	39,936
*	US Airways Group, Inc.	190,100	720,479
*	USA Truck, Inc.	16,835	236,700
*	USG Corp.	18,600	276,396
* #	UTI Worldwide, Inc.	24,994	336,419
* #	Valence Technology, Inc.	19,099	42,782
#	Valmont Industries, Inc.	16,625	1,060,343
	Valpey Fisher Corp.	8,710	10,017
*	Versar, Inc.	24,600	61,008
	Viad Corp.	56,800	1,083,744
	Vicor Corp.	65,087	349,517
*	Volt Information Sciences, Inc.	127,547	915,787
	VSE Corp.	11,566	345,708
	Wabash National Corp.	490,296	612,870
*	Waste Services, Inc.	14,023	75,724
	Watsco, Inc. Class A	64,000	2,748,800
	Watsco, Inc. Class B	12,822	552,115
	Watts Water Technologies, Inc.	82,680	1,840,457
*	WCA Waste Corp.	53,626	109,933
#	Werner Enterprises, Inc.	203,184	3,322,058
*	WESCO International, Inc.	59,071	1,535,846
*	Willdan Group, Inc.	5,300	7,420
*	Willis Lease Finance Corp.	23,095	263,283
	Woodward Governor Co.	63,727	1,271,991
#	WSI Industries, Inc.	1,900	3,268
*	YRC Worldwide, Inc.	450,358	1,364,585
*	Zareba Systems, Inc.	300	531
Total Industrials			344,567,274

Information Technology — (17.1%)
*	3Com Corp.	575,740	2,331,747
*	3PAR, Inc.	81,543	624,619
* #	Acacia Research	150,161	650,197
*	ACI Worldwide, Inc.	62,839	1,085,230
*	Acme Packet, Inc.	89,553	690,454

38

*	Actel Corp.	80,176	991,777
*	ActivIdentity Corp.	869,017	1,868,387
*	Actuate Corp.	122,000	451,400
	Acxiom Corp.	172,979	1,669,247
*	Adaptec, Inc.	294,478	842,207
* #	ADC Telecommunications, Inc.	205,289	1,510,927
*	Adept Technology, Inc.	13,403	47,447
	Adtran, Inc.	210,232	4,446,407
*	Advanced Analogic Technologies, Inc.	77,209	370,603
*	Advanced Energy Industries, Inc.	117,352	989,277
*	Advanced Photonix, Inc.	5,345	3,260
* #	Advent Software, Inc.	76,915	2,556,655
*	Aehr Test Systems	5,400	5,562
	Agilysys, Inc.	230,939	1,392,562
* #	Airvana, Inc.	81,557	464,059
* ●	Allen Organ Co. Escrow Shares	800	7,270
*	Allied Motion Technologies, Inc.	2,800	6,580
*	American Commercial Lines, Inc.	33,530	166,979
	American Software, Inc. Class A	58,905	326,923
* #	Amkor Technology, Inc.	308,919	1,331,441
*	Amtech Systems, Inc.	24,270	101,691
*	Anadigics, Inc.	93,398	282,062
*	Analysts International Corp.	323,951	203,765
*	Anaren, Inc.	41,600	541,216
* #	Anixter International, Inc.	59,610	2,371,286
*	Applied Micro Circuits Corp.	190,714	1,039,391
*	ArcSight, Inc.	57,139	862,799
*	Ariba, Inc.	156,369	1,502,706
*	Arris Group, Inc.	243,728	2,600,578
*	Art Technology Group, Inc.	339,807	1,066,994
*	Aruba Networks, Inc.	119,999	562,795
*	ASA International, Ltd.	640	1,920
*	Aspen Technology, Inc.	266,089	2,064,851
*	Astea International, Inc.	2,800	6,608
	Astro-Med, Inc.	12,758	70,297
*	Asyst Technologies, Inc.	156,000	6,708
* #	Atheros Communications	149,696	2,577,765
	Atlantic Tele-Network, Inc.	28,983	639,945
* #	ATMI, Inc.	53,888	850,892
*	Authentidate Holding Corp.	97,700	44,952
*	Autobytel, Inc.	769,313	415,429
*	Avid Technology, Inc.	116,463	1,289,245
*	Aviza Technology, Inc.	67,130	8,727
*	Avocent Corp.	82,405	1,189,928
	AVX Corp.	9,662	96,717
*	Aware, Inc.	22,900	53,815
*	Axcelis Technologies, Inc.	305,496	143,583
*	Axesstel, Inc.	33,683	9,094
*	AXT, Inc.	406,289	345,346
* #	Bankrate, Inc.	54,357	1,358,925
	Bel Fuse, Inc. Class A	8,710	126,295
	Bel Fuse, Inc. Class B	26,643	431,084
*	Bell Microproducts, Inc.	94,771	74,869
*	Benchmark Electronics, Inc.	109,971	1,333,948
*	BigBand Networks, Inc.	109,203	639,930

39

*	Bitstream, Inc.	7,200	31,752
	Black Box Corp.	45,502	1,245,390
#	Blackbaud, Inc.	77,739	1,183,188
* #	Blackboard, Inc.	85,864	2,921,952
*	Blonder Tongue Laboratories, Inc.	20,136	26,177
*	Blue Coat Systems, Inc.	79,472	1,053,799
	Bogen Communications International, Inc.	11,900	45,518
*	Borland Software Corp.	1,249,902	949,926
*	Bottomline Technologies, Inc.	60,594	475,663
*	Brightpoint, Inc.	130,186	678,269
* #	BroadVision, Inc.	4,455	57,425
*	Brocade Communications Systems, Inc.	58,486	338,049
*	Brooks Automation, Inc.	153,998	957,868
*	BSQUARE Corp.	30,268	71,130
*	Cabot Microelectronics Corp.	47,500	1,368,475
* #	CACI International, Inc. Class A	56,746	2,244,304
*	Cadence Design Systems, Inc.	182,135	1,016,313
*	CalAmp Corp.	461,446	369,157
*	California Micro Devices Corp.	15,400	43,274
*	Callidus Software, Inc.	42,131	136,083
*	CallWave, Inc.	256,118	217,700
*	Cascade Microtech, Inc.	41,199	135,957
	Cass Information Systems, Inc.	16,615	560,424
*	Catapult Communications Corp.	246,220	1,819,566
* #	Cavium Networks, Inc.	69,402	873,077
*	CEVA, Inc.	61,567	507,928
*	Checkpoint Systems, Inc.	102,900	1,250,235
*	Chordiant Software, Inc.	96,185	307,792
*	Ciber, Inc.	97,336	314,395
* #	Ciena Corp.	137,210	1,639,660
*	Cirrus Logic, Inc.	116,989	543,999
*	Clarus Corp.	32,100	129,363
*	Clearfield, Inc.	87,411	113,634
*	Cogent, Inc.	161,460	1,830,956
	Cognex Corp.	71,335	1,003,683
*	Coherent, Inc.	78,193	1,485,667
	Cohu, Inc.	46,498	453,820
*	Comarco, Inc.	34,669	56,164
# ●	Commerce One LLC	45,000	—
* #	CommScope, Inc.	13,000	326,300
	Communications Systems, Inc.	31,398	262,487
* #	CommVault Systems, Inc.	74,670	929,642
*	Computer Task Group, Inc.	47,700	186,984
* #	ComScore, Inc.	28,000	357,280
*	Comtech Telecommunications Corp.	68,009	2,276,261
*	Comverge, Inc.	32,700	250,809
* #	Concur Technologies, Inc.	107,483	2,909,565
*	Concurrent Computer Corp.	7,300	34,529
*	Conexant Systems, Inc.	75,107	101,394
* #	Constant Contact, Inc.	39,305	626,129
*	Convergys Corp.	167,015	1,688,522
*	CPI International, Inc.	16,128	176,602
*	Cray, Inc.	56,455	237,111
*	CSG Systems International, Inc.	123,232	1,786,864
*	CSP, Inc.	8,385	25,071

40

	CTS Corp.	55,159	334,815
*	CVD Equipment Corp.	11,029	45,219
*	CyberOptics Corp.	14,954	69,536
* #	CyberSource Corp.	188,388	2,752,349
*	Cymer, Inc.	85,386	2,425,816
*	Cypress Semiconductor Corp.	248,170	1,967,988
#	Daktronics, Inc.	115,216	1,041,553
* #	Data Domain, Inc.	109,792	1,820,351
*	Data I/O Corp.	7,300	19,710
*	Datalink Corp.	21,600	71,712
	Dataram Corp.	75,582	99,768
*	DataTRAK International, Inc.	2,915	845
*	Datawatch Corp.	3,832	6,284
*	DDi Corp.	38,136	129,662
*	DealerTrack Holdings, Inc.	71,653	1,087,693
*	Deltek, Inc.	4,000	16,480
*	DemandTec, Inc.	34,478	248,931
*	Dice Holdings, Inc.	2,400	9,456
*	Digi International, Inc.	76,915	559,172
*	Digimarc Corp.	18,275	182,019
*	Digital Angel Corp.	21,399	24,395
* #	Digital River, Inc.	70,860	2,722,441
*	Diodes, Inc.	69,309	1,031,318
*	Ditech Networks, Inc.	98,647	96,684
*	DivX, Inc.	57,197	293,421
*	Dot Hill Systems Corp.	866,568	667,257
*	Double-Take Software, Inc.	39,606	321,601
*	DSP Group, Inc.	242,426	1,524,860
*	DTS, Inc.	50,689	1,350,862
*	Dycom Industries, Inc.	125,901	1,060,086
*	Dynamics Research Corp.	101,182	834,752
* #	EarthLink, Inc.	348,197	2,639,333
*	Easylink Services International Corp.	3,800	6,802
* #	Ebix, Inc.	16,989	472,294
* #	Echelon Corp.	87,336	695,195
*	EDCI Holdings, Inc.	20,657	96,055
*	EDGAR Online, Inc.	21,300	23,004
*	Edgewater Technology, Inc.	48,024	114,777
*	Elecsys Corp.	10,567	36,985
*	Electronics for Imaging, Inc.	92,454	907,898
*	eLoyalty Corp.	7,200	50,400
*	EMCORE Corp.	147,150	182,466
*	EMS Technologies, Inc.	42,168	803,300
*	Emulex Corp.	154,900	1,621,803
*	En Pointe Technologies, Inc.	6,100	13,664
*	Endwave Corp.	1,800	4,968
*	Entegris, Inc.	354,394	524,503
*	Entorian Technologies, Inc.	127,140	34,328
*	Entrust, Inc.	15,500	30,225
*	Epicor Software Corp.	157,522	869,521
*	EPIQ Systems, Inc.	80,149	1,239,905
*	ePlus, Inc.	14,390	172,536
*	Euronet Worldwide, Inc.	178,724	2,891,754
*	Evans & Sutherland Computer Corp.	11,143	7,354
*	Evolving Systems, Inc.	11,000	16,610

41

*	Exar Corp.	850,992	5,233,601
#	Fair Isaac Corp.	90,200	1,517,164
*	Fairchild Semiconductor Corp. Class A	40,100	247,016
*	FalconStor Software, Inc.	44,847	165,934
*	Faro Technologies, Inc.	32,660	495,126
* #	FEI Co.	92,550	1,590,009
* #	FormFactor, Inc.	91,334	1,591,952
*	Forrester Research, Inc.	62,587	1,590,336
*	FortuNet, Inc.	11,330	37,162
	Frequency Electronics, Inc.	50,409	167,358
*	FSI International, Inc.	77,271	37,863
* #	Gartner Group, Inc.	84,143	1,136,772
*	Gerber Scientific, Inc.	169,522	669,612
*	Giga-Tronics, Inc.	3,942	5,598
*	GigOptix, Inc.	7,585	13,425
*	Globecomm Systems, Inc.	33,332	226,658
*	Glu Mobile, Inc.	6,246	3,591
*	GSE Systems, Inc.	38,896	195,258
*	GSI Technology, Inc.	42,294	130,688
*	GTSI Corp.	97,583	439,124
*	Guidance Software, Inc.	21,920	80,666
*	Hackett Group, Inc.	132,933	299,099
*	Halifax Corp.	12,629	5,052
*	Harmonic, Inc.	258,591	1,895,472
*	Harris Stratex Networks, Inc. Class A	28,814	115,832
	Heartland Payment Systems, Inc.	102,197	821,664
*	Hittite Microwave Corp.	59,536	2,212,358
*	Hughes Communications, Inc.	14,816	284,023
*	Hutchinson Technology, Inc.	488,870	938,630
*	Hypercom Corp.	941,956	1,017,312
*	I.D. Systems, Inc.	3,345	13,146
* #	i2 Technologies, Inc.	59,300	528,956
*	iCAD, Inc.	3,500	4,200
*	ICx Technologies, Inc.	1,311	4,903
	iGATE Corp.	144,565	547,901
*	Ikanos Communications, Inc.	245,090	360,282
*	I-many, Inc.	110,892	44,357
	Imation Corp.	48,994	489,940
	Imergent, Inc.	15,010	102,969
*	Immersion Corp.	75,600	315,252
* #	Infinera Corp.	132,057	1,114,561
*	InFocus Corp.	795,204	763,396
*	infoGROUP, Inc.	76,767	310,906
* #	Informatica Corp.	245,857	3,909,126
	InfoSpace, Inc.	655,004	4,342,677
*	Innodata Isogen, Inc.	49,756	210,468
*	Innovex, Inc.	28,351	6,521
*	Insight Enterprises, Inc.	123,941	708,943
*	InsWeb Corp.	1,533	3,572
	Integral Systems, Inc.	61,350	406,751
*	Integrated Device Technology, Inc.	268,692	1,458,998
*	Integrated Silicon Solution, Inc.	416,141	932,156
*	Intelligent Systems Corp.	34,437	24,106
*	Intelligroup, Inc.	29,800	41,720
*	Intellon Corp.	100	271

42

*	Interactive Intelligence, Inc.	40,441	444,851
*	Interlink Electronics, Inc.	23,100	9,240
*	Intermec, Inc.	169,500	2,047,560
*	Internap Network Services Corp.	68,121	189,376
*	International Rectifier Corp.	110,300	1,861,864
*	Internet Brands, Inc.	34,520	211,608
*	Internet Capital Group, Inc.	291,402	1,582,313
*	Interphase Corp.	800	3,600
	Intersil Corp.	900	10,440
*	Intest Corp.	45,877	9,623
*	Intevac, Inc.	47,436	326,834
*	IntriCon Corp.	15,310	46,542
*	INX, Inc.	5,300	18,285
*	iPass, Inc.	531,497	605,907
*	iPCS, Inc.	19,568	284,127
* #	IPG Photonics Corp.	127,633	1,425,661
*	Isilon Systems, Inc.	86,095	221,264
*	Iteris, Inc.	19,424	22,726
*	Ixia	134,928	777,185
	IXYS Corp.	93,924	896,035
*	j2 Global Communications, Inc.	133,364	3,199,402
	Jabil Circuit, Inc.	127,900	1,035,990
	Jack Henry & Associates, Inc.	88,811	1,600,374
*	Jaco Electronics, Inc.	66,196	52,295
*	JDA Software Group, Inc.	55,312	780,452
*	JDS Uniphase Corp.	47,700	219,897
	Keithley Instruments, Inc.	6,750	23,355
* #	Kemet Corp.	190,656	152,525
*	Keynote Systems, Inc.	33,400	257,514
*	Kopin Corp.	225,067	618,934
*	Kratos Defense & Security Solutions, Inc.	26,828	21,194
*	Kulicke & Soffa Industries, Inc.	22,019	88,076
*	KVH Industries, Inc.	20,192	111,056
*	L-1 Identity Solutions, Inc.	196,839	1,440,861
*	Lantronix, Inc.	14,000	6,300
*	LaserCard Corp.	26,183	98,186
*	Lattice Semiconductor Corp.	2,063,426	3,590,361
*	Lawson Software, Inc.	536,360	2,890,980
*	Leadis Technolgies, Inc.	18,119	11,234
*	LeCroy Corp.	220,102	715,332
*	LightPath Technologies, Inc.	1,850	907
*	Limelight Networks, Inc.	57,003	279,315
*	Littlefuse, Inc.	51,600	845,724
*	Logic Devices, Inc.	6,400	3,680
*	LogicVision, Inc.	19,976	19,976
*	Logility, Inc.	25,740	134,105
*	LoJack Corp.	24,634	84,248
*	Loral Space & Communications, Inc.	128,979	3,011,660
*	LTX-Credence Corp.	1,396,379	684,226
*	Luna Innovations, Inc.	6,456	4,777
*	Management Network Group, Inc.	224,773	69,680
* #	Manhattan Associates, Inc.	72,894	1,211,498
	Marchex, Inc. Class B	35,766	161,662
*	Mastec, Inc.	180,450	2,257,430
*	Mastech Holdings, Inc.	27	51

43

	Maximus, Inc.	59,200	2,387,536
*	Maxwell Technologies, Inc.	37,979	388,905
*	Measurement Specialties, Inc.	9,960	67,628
*	Mechanical Technology, Inc.	7	4
	MedQuist, Inc.	15,960	43,730
*	Mentor Graphics Corp.	311,123	2,090,747
*	Mercury Computer Systems, Inc.	358,437	2,910,508
*	Merix Corp.	381,315	236,415
	Mesa Laboratories, Inc.	11,438	228,760
	Methode Electronics, Inc.	59,900	360,598
#	Micrel, Inc.	154,373	1,157,798
*	Micros Systems, Inc.	114,367	2,399,420
*	Microsemi Corp.	187,602	2,517,619
*	MicroStrategy, Inc.	26,300	1,023,333
*	Microtune, Inc.	5,900	12,331
*	Mindspeed Technologies, Inc.	4	8
*	MIPS Technologies, Inc.	133,600	443,552
*	MKS Instruments, Inc.	153,686	2,405,186
	Mocon, Inc.	21,801	212,996
*	ModusLink Global Solutions, Inc.	616,391	2,280,647
*	Monolithic Power Systems, Inc.	85,019	1,572,852
*	Monotype Imaging Holdings, Inc.	10,518	39,022
*	MoSys, Inc.	35,027	49,038
*	MPS Group, Inc.	266,800	2,145,072
*	MRV Communications, Inc.	739,416	340,131
*	MSC.Software Corp.	76,965	472,565
*	MTM Technologies, Inc.	306	184
	MTS Systems Corp.	49,787	1,051,999
*	Multi-Fineline Electronix, Inc.	41,162	826,121
*	Nanometrics, Inc.	283,300	572,266
*	Napco Security Technologies, Inc.	9,511	12,650
* #	NCI, Inc.	21,183	516,018
*	NETGEAR, Inc.	61,925	991,419
* #	NetLogic Microsystems, Inc.	55,978	1,824,323
*	NetScout Systems, Inc.	86,150	774,489
* #	NetSuite, Inc.	66,491	930,209
*	Network Engines, Inc.	124,077	88,095
*	Network Equipment Technologies, Inc.	34,022	133,706
*	Neutral Tandem, Inc.	55,786	1,595,480
*	Newport Corp.	6,218	31,028
	NIC, Inc.	175,465	947,511
*	Novatel Wireless, Inc.	49,085	336,232
*	Novell, Inc.	363,781	1,367,817
*	Novellus Systems, Inc.	101,114	1,826,119
*	Nu Horizons Electronics Corp.	312,815	872,754
*	NumereX Corp. Class A	26,866	107,195
*	NYFIX, Inc.	69,114	87,084
	O.I. Corp.	8,561	66,990
* #	Oclaro, Inc.	484,947	480,098
* #	Omniture, Inc.	129,070	1,590,142
*	OmniVision Technologies, Inc.	85,100	809,301
*	Omtool, Ltd.	3,470	2,256
*	Online Resources Corp.	38,900	166,881
*	Onvia, Inc.	12,730	49,011
	Openwave Systems, Inc.	882,755	1,059,306

44

*	Oplink Communications, Inc.	31,287	345,408
*	OPNET Technologies, Inc.	58,911	506,635
*	OpNext, Inc.	69,409	175,605
*	OPTi, Inc.	11,000	34,430
*	Optical Cable Corp.	15,754	43,796
*	Orbcomm, Inc.	20,200	25,856
*	Orthovita, Inc.	129,103	379,563
*	OSI Systems, Inc.	41,500	778,125
*	Overland Storage, Inc.	219,703	149,398
* #	OYO Geospace Corp.	8,600	136,740
*	Palm, Inc.	230,696	2,420,001
*	PAR Technology Corp.	30,885	161,529
*	Parametric Technology Corp.	203,813	2,272,515
	Park Electrochemical Corp.	51,950	1,070,170
* #	ParkerVision, Inc.	33,786	94,601
*	PC Connection, Inc.	39,700	196,515
	PC-Tel, Inc.	61,900	301,453
*	PDF Solutions, Inc.	1,059	1,896
*	Peerless Systems Corp.	22,500	43,200
	Pegasystems, Inc.	94,167	1,645,097
*	Perceptron, Inc.	14,618	52,771
*	Perficient, Inc.	52,575	366,448
*	Performance Technologies, Inc.	40,315	111,673
*	Pericom Semiconductor Corp.	58,436	520,665
*	Perot Systems Corp.	10,837	152,368
*	Pervasive Software, Inc.	42,607	209,200
*	PFSweb, Inc.	6,817	8,589
*	Phoenix Technologies, Ltd.	55,836	159,133
*	Photronics, Inc.	115,006	192,060
*	Physicians Formula Holdings, Inc.	27,145	66,505
*	Pixelworks, Inc.	3	2
*	Planar Systems, Inc.	301,370	283,288
* #	PlanetOut, Inc.	22,918	4,354
	Plantronics, Inc.	144,900	1,846,026
*	PLATO Learning, Inc.	342,530	1,013,889
*	Plexus Corp.	74,361	1,647,096
*	PLX Technology, Inc.	18,287	61,993
*	PMC-Sierra, Inc.	594,654	4,709,660
* #	Polycom, Inc.	141,480	2,637,187
#	Power Integrations, Inc.	68,800	1,465,440
* #	Powerwave Technologies, Inc.	1,762,661	1,498,262
*	Presstek, Inc.	54,614	105,405
* ●	Price Communications Liquidation Trust	159,870	21,835
*	Progress Software Corp.	107,903	2,286,465
*	PROS Holdings, Inc.	28,008	180,932
	QAD, Inc.	123,002	327,185
* #	QLogic Corp.	136,500	1,935,570
#	Quality Systems, Inc.	72,918	3,909,863
	Qualstar Corp.	1,200	2,856
*	Quantum Corp.	537,758	564,646
*	Quest Software, Inc.	296,730	4,311,487
*	QuickLogic Corp.	77,495	117,792
*	Rackable Systems, Inc.	23,500	107,160
*	Radiant Systems, Inc.	47,496	350,046
*	RadiSys Corp.	131,988	946,354

45

* #	Rambus, Inc.	136,200	1,631,676
*	Ramtron International Corp.	63,900	79,875
*	RealNetworks, Inc.	375,119	922,793
	Renaissance Learning, Inc.	28,288	271,565
* #	Research Frontiers, Inc.	4,300	15,609
	RF Industries, Ltd.	5,641	18,897
* #	RF Micro Devices, Inc.	1,149,123	2,424,650
*	RF Monolithics, Inc.	23,489	7,986
	Richardson Electronics, Ltd.	61,920	221,674
* #	RightNow Technologies, Inc.	54,134	408,712
*	Rimage Corp.	20,673	304,307
* #	Riverbed Technology, Inc.	105,371	1,930,397
*	Rofin-Sinar Technologies, Inc.	83,154	1,772,012
*	Rogers Corp.	37,200	946,740
* #	Rubicon Technology, Inc.	16,151	136,960
*	Rudolph Technologies, Inc.	540,121	2,824,833
*	S1 Corp.	176,311	1,093,128
*	Saba Software, Inc.	1,616	3,733
*	Safeguard Scientifics, Inc.	223,982	203,824
*	Salary.com, Inc.	4,530	10,011
*	Sanmina-SCI Corp.	434,058	243,072
*	Sapient Corp.	339,907	1,743,723
*	SatCon Technology Corp.	101,496	214,157
*	SAVVIS, Inc.	91,120	1,036,946
* #	ScanSource, Inc.	70,300	1,737,113
*	Schmitt Industries, Inc.	2,366	7,690
*	Scientific Learning Corp.	7,350	16,170
*	SCM Microsystems, Inc.	50,472	119,619
*	SeaChange International, Inc.	79,673	499,550
*	Selectica, Inc.	148,320	63,778
*	Semitool, Inc.	30,082	142,890
*	Semtech Corp.	103,816	1,497,027
*	ShoreTel, Inc.	39,118	195,199
* #	Sigma Designs, Inc.	56,200	726,104
*	Sigmatron International, Inc.	2,200	3,300
*	Silicon Image, Inc.	125,901	342,451
* #	Silicon Laboratories, Inc.	92,924	3,090,652
*	Silicon Storage Technology, Inc.	90,400	167,240
*	Simulations Plus, Inc.	36,778	41,927
*	Skyworks Solutions, Inc.	466,293	4,122,030
*	Smart Modular Technologies (WWH), Inc.	600	1,476
*	Smith Micro Software, Inc.	53,156	457,142
*	Soapstone Networks, Inc.	53,559	197,633
*	Sonic Foundry, Inc.	110,100	78,171
*	Sonic Solutions, Inc.	5,002	11,004
*	SonicWALL, Inc.	96,758	525,396
*	Sourcefire, Inc.	46,534	503,963
*	Spectrum Control, Inc.	45,591	322,328
*	SPSS, Inc.	52,242	1,614,278
*	SRA International, Inc.	114,700	1,765,233
*	SRS Labs, Inc.	30,438	172,888
*	Standard Microsystems Corp.	60,217	955,042
*	Starent Networks Corp.	91,111	1,797,620
	StarTek, Inc.	53,389	219,963
* #	STEC, Inc.	131,815	1,265,424

46

*	SteelCloud, Inc.	9,647	1,641
* #	Stratasys, Inc.	58,900	551,304
*	SuccessFactors, Inc.	46,915	408,630
*	SumTotal Systems, Inc.	67,894	261,392
*	Sunair Electronics, Inc.	14,901	31,143
*	Sunrise Telecom, Inc.	18,500	18,500
*	Super Micro Computer, Inc.	5,820	30,380
*	Supertex, Inc.	36,000	925,920
*	SupportSoft, Inc.	39,000	87,750
*	Switch and Data Facilities Co.	48,144	557,026
*	Sycamore Networks, Inc.	733,288	2,163,200
*	Sykes Enterprises, Inc.	115,587	2,272,440
*	Symmetricom, Inc.	495,175	2,465,972
* #	Synaptics, Inc.	105,950	3,441,256
*	Synchronoss Technologies, Inc.	52,302	694,571
*	SYNNEX Corp.	76,400	1,644,892
	Syntel, Inc.	108,782	3,015,437
	Taitron Components, Inc.	2,900	2,639
	Take-Two Interactive Software, Inc.	209,601	1,903,177
*	Tech Data Corp.	82,476	2,374,484
*	Technical Communications Corp.	400	1,730
	Technitrol, Inc.	7,800	31,746
*	Technology Solutions Co.	36,125	84,533
*	TechTarget, Inc.	4,400	17,644
*	TechTeam Global, Inc.	39,271	203,816
*	Techwell, Inc.	39,996	294,771
* #	Tekelec	182,792	2,833,276
*	TeleCommunication Systems, Inc.	97,599	957,446
*	Telkonet, Inc.	13,419	1,208
*	Teradyne, Inc.	294,229	1,747,720
* #	Terremark Worldwide, Inc.	104,545	406,680
*	Tessco Technologies, Inc.	17,006	155,605
*	Tessera Technologies, Inc.	82,265	1,155,001
*	The Knot, Inc.	53,831	488,247
	TheStreet.com, Inc.	68,325	145,532
*	THQ, Inc.	5,100	17,442
* #	TIBCO Software, Inc.	474,473	2,998,669
*	Tier Technologies, Inc. Class B	56,086	352,781
*	TII Network Technologies, Inc.	2,460	1,722
*	TNS, Inc.	59,210	997,689
*	Tollgrade Communications, Inc.	158,472	942,908
*	Track Data Corp.	39,316	31,453
*	Transact Technologies, Inc.	27,550	120,945
*	Transcat, Inc.	5,900	31,418
*	Trans-Lux Corp.	4,588	1,743
*	Transwitch Corp.	184,579	71,986
*	Travelzoo, Inc.	32,402	279,953
*	Trio-Tech International	400	720
*	Triquint Semiconductor, Inc.	324,078	1,241,219
	Troy Group, Inc.	13,200	11,880
	TSR, Inc.	10,113	17,091
*	TTM Technologies, Inc.	101,000	749,420
* #	Tyler Technologies, Inc.	109,800	1,811,700
	Ulticom, Inc.	111,530	223,060
* #	Ultimate Software Group, Inc.	66,599	1,247,399

47

*	Ultra Clean Holdings, Inc.	1,500	2,730
*	Ultratech, Inc.	50,599	684,098
*	Unica Corp.	42,893	205,457
	United Online, Inc.	236,535	1,253,636
* #	Universal Display Corp.	86,216	973,379
*	UTStarcom, Inc.	492,023	575,667
*	ValueClick, Inc.	248,376	2,632,786
* #	Varian Semiconductor Equipment Associates, Inc.	61,640	1,577,368
*	Veeco Instruments, Inc.	19,077	138,117
*	VeriFone Holdings, Inc.	143,600	1,078,436
*	Verint Systems, Inc.	84,334	468,054
*	Viasat, Inc.	76,591	1,760,827
*	Vicon Industries, Inc.	15,389	83,870
*	Video Display Corp.	20,028	65,091
*	Vignette Corp.	361,984	2,989,988
*	Virage Logic Corp.	7,200	24,768
*	Virtusa Corp.	32,351	206,723
*	Vishay Intertechnology, Inc.	391,707	2,299,320
* #	VistaPrint, Ltd.	33,600	1,154,160
* #	Vocus, Inc.	33,616	571,472
*	Volterra Semiconductor Corp.	53,476	614,439
	Wayside Technology Group, Inc.	3,900	28,080
*	Web.com Group, Inc.	163,052	678,296
*	WebMediaBrands, Inc.	186,147	94,935
*	Websense, Inc.	118,472	2,112,356
*	Westell Technologies, Inc.	315,209	119,779
*	White Electronics Designs Corp.	43,428	191,517
*	Wind River Systems, Inc.	193,783	1,420,429
*	Winland Electronics, Inc.	23,806	17,140
*	Wireless Telecom Group, Inc.	64,560	32,280
*	WPCS International, Inc.	34,365	68,386
*	Wright Express Corp.	74,850	1,712,568
*	X-Rite, Inc.	1,318	2,267
*	Zebra Technologies Corp. Class A	100,797	2,141,936
*	Zhone Technologies, Inc.	288,606	66,379
*	ZiLOG, Inc.	54,368	125,046
*	Zix Corp.	35,367	42,794
*	Zoran Corp.	620,081	5,543,524
*	Zygo Corp.	16,800	84,336
Total Information Technology			408,499,847

Materials — (3.7%)
	A. Schulman, Inc.	70,355	1,103,870
	A.M. Castle & Co.	32,662	316,495
*	AEP Industries, Inc.	13,511	274,679
#	AK Steel Holding Corp.	44,300	576,343
#	AMCOL International Corp.	81,875	1,586,738
*	American Pacific Corp.	25,833	183,156
#	American Vanguard Corp.	48,874	625,098
*	Amerigon, Inc.	38,229	215,994
	Arch Chemicals, Inc.	66,742	1,613,822
	Ashland, Inc.	21,571	473,699
	Balchem Corp.	47,037	1,170,751
*	Basin Water, Inc.	39,173	11,752
*	Brush Engineered Materials, Inc.	45,700	773,244

48

*	Buckeye Technologies, Inc.	521,364	2,685,025
*	Bway Holding Co.	39,415	367,348
	Cabot Corp.	103,582	1,512,297
	Calgon Carbon Corp.	123,600	2,098,728
*	Caraustar Industries, Inc.	86,785	19,961
	Carpenter Technology Corp.	61,662	1,274,554
*	Century Aluminum Co.	17,043	68,854
*	Continental Materials Corp.	300	4,347
*	Core Molding Technologies, Inc.	10,000	23,600
	Cytec Industries, Inc.	41,200	818,232
	Deltic Timber Corp.	34,133	1,438,365
*	Detrex Corp.	500	1,025
	Eagle Materials, Inc.	73,078	2,031,568
#	Ferro Corp.	117,630	325,835
	Flamemaster Corp.	189	756
*	Flotek Industries, Inc.	1,800	3,726
	Friedman Industries, Inc.	21,781	116,964
	Georgia Gulf Corp.	286,386	315,025
	Gibraltar Industries, Inc.	190,765	1,278,126
*	H&E Equipment Services, Inc.	54,818	412,780
	H.B. Fuller Co.	162,218	2,864,770
	Hawkins, Inc.	40,720	712,193
*	Haynes International, Inc.	13,200	298,056
*	Headwaters, Inc.	118,766	299,290
*	Hecla Mining Co.	111,400	275,158
*	Horsehead Holding Corp.	46,679	333,288
*	ICO, Inc.	32,501	80,277
*	Impreso, Inc.	5,200	11,960
	Innophos Holdings, Inc.	33,635	498,807
	Innospec, Inc.	400	3,144
*	ION Geophysical Corp.	224,300	560,750
	Kaiser Aluminum Corp.	48,464	1,431,627
	KMG Chemicals, Inc.	3,589	19,596
	Koppers Holdings, Inc.	34,600	656,016
	Kronos Worldwide, Inc.	9,097	67,955
*	Landec Corp.	73,100	494,156
	Louisiana-Pacific Corp.	222,624	906,080
*	LSB Industries, Inc.	47,006	563,132
*	Material Sciences Corp.	254,823	300,691
*	Maxxam, Inc.	63,722	519,334
*	Metalico, Inc.	3,200	7,360
	Minerals Technologies, Inc.	50,300	1,870,657
*	Mod-Pac Corp.	30,416	74,519
	Myers Industries, Inc.	84,419	846,723
	Neenah Paper, Inc.	104,799	525,043
	NewMarket Corp.	43,500	2,740,500
	NL Industries, Inc.	123,090	1,490,620
	NN, Inc.	50,975	66,777
*	Northern Technologies International Corp.	13,990	73,308
*	Northwest Pipe Co.	24,064	912,748
#	Olin Corp.	194,552	2,451,355
	Olympic Steel, Inc.	22,800	418,152
*	OM Group, Inc.	86,800	2,418,248
	P.H. Glatfelter Co.	102,234	907,838
	Packaging Corp. of America	162,500	2,578,875

49

	Penford Corp.	25,900	115,773
*	PolyOne Corp.	64,100	175,634
	Quaker Chemical Corp.	28,720	336,024
*	Rock of Ages Corp.	60,912	110,251
	Rock-Tenn Co. Class A	106,000	4,002,560
*	Rockwood Holdings, Inc.	63,779	784,482
*	Rosetta Resources, Inc.	93,887	661,903
	Royal Gold, Inc.	76,335	2,760,274
*	RTI International Metals, Inc.	42,000	546,420
#	Schnitzer Steel Industries, Inc. Class A	16,610	823,192
	Schweitzer-Maudoit International, Inc.	194,768	4,473,821
	Sensient Technologies Corp.	125,500	2,934,190
	Spartech Corp.	415,618	1,633,379
*	Stamford Industrial Group, Inc.	2,420	4,550
	Stepan Co.	24,400	965,508
*	Stillwater Mining Co.	105,094	473,974
*	Symyx Technologies, Inc.	9,400	45,496
	Synalloy Corp.	13,650	82,310
	Temple-Inland, Inc.	27,200	324,768
#	Texas Industries, Inc.	52,000	1,662,960
#	Titanium Metals Corp.	175,320	1,190,423
*	U.S. Concrete, Inc.	674,712	1,335,930
*	U.S. Energy Corp.	10,000	22,500
*	UFP Technologies, Inc.	3,500	17,465
*	United States Lime & Minerals, Inc.	18,396	712,845
*	Universal Stainless & Alloy Products, Inc.	6,405	85,827
*	US Gold Corp.	125,585	249,914
	Valhi, Inc.	20,278	215,758
	Vulcan International Corp.	700	24,500
*	W.R. Grace & Co.	57,320	506,136
	Wausau Paper Corp.	361,543	3,156,270
*	Webco Industries, Inc.	600	21,375
#	Westlake Chemical Corp.	117,218	2,191,977
*	Williams Industries, Inc.	1,200	1,530
#	Worthington Industries, Inc.	133,999	1,996,585
	Zep, Inc.	36,800	497,904
* #	Zoltek Companies, Inc.	40,300	317,161
Total Materials			87,463,329

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	3,200	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	1,300	—
* ●	ePresence, Inc. Escrow Shares	25,100	—
* ●	iGo, Inc. Escrow Shares	4,100	—
* ●	Noel Group, Inc.	8,000	40
* ●	Petrocorp, Inc. Escrow Shares	6,900	414
Total Other			454

Telecommunication Services — (0.8%)
	Alaska Communications Systems Group, Inc.	115,643	697,327
	Arbinet-thexchange, Inc.	7,900	14,931
* #	Cbeyond, Inc.	51,188	1,043,211
*	Centennial Communications Corp.	158,786	1,313,160
*	Cincinnati Bell, Inc.	222,193	619,918
* #	Cogent Communications Group, Inc.	100,400	847,376

50

	Consolidated Communications Holdings, Inc.	69,076	777,105
	D&E Communications, Inc.	136,890	766,584
	FairPoint Communications, Inc.	76,100	79,144
*	General Communications, Inc. Class A	113,181	866,966
*	Global Crossing, Ltd.	41,649	302,372
	Hickory Tech Corp.	29,945	171,884
*	IDT Corp.	12,859	15,302
*	IDT Corp. Class B	53,772	73,130
#	Iowa Telecommunications Services, Inc.	71,700	945,006
*	NeuStar, Inc.	108,300	2,058,783
*	NextWave Wireless, Inc.	82,078	15,595
	NTELOS Holdings Corp.	71,706	1,145,862
*	Occam Networks, Inc.	17,677	48,612
*	PAETEC Holding Corp.	31,827	97,709
*	Point.360	4,284	5,398
*	Premiere Global Services, Inc.	199,337	2,101,012
*	Purple Communications, Inc.	56	137
	Shenandoah Telecommunications Co.	39,806	781,392
*	Spark Networks, Inc.	30,748	73,795
	SureWest Communications	143,516	924,243
*	Syniverse Holdings, Inc.	123,722	1,558,897
*	tw telecom, inc.	173,773	1,596,974
	USA Mobility, Inc.	46,221	513,978
	Warwick Valley Telephone Co.	7,396	83,131
*	Xeta Corp.	69,805	137,516
Total Telecommunication Services			19,676,450

Utilities — (2.2%)
#	ALLETE, Inc.	83,066	2,163,039
*	AMEN Properties, Inc.	1,975	6,715
	American States Water Co.	46,631	1,610,168
	Artesian Resources Corp. Class A	6,222	91,215
	Avista Corp.	143,550	2,160,428
#	Black Hills Corp.	95,999	1,908,460
*	Cadiz, Inc.	18,251	110,419
	California Water Service Group	56,495	2,205,000
	Central Vermont Public Service Corp.	30,150	517,374
	CH Energy Group, Inc.	43,250	1,922,030
	Chesapeake Utilities Corp.	20,310	594,880
#	Cleco Corp.	157,387	3,319,292
	Connecticut Water Services, Inc.	23,871	495,085
	Delta Natural Gas Co., Inc.	7,020	145,665
*	El Paso Electric Co.	125,400	1,730,520
	Empire District Electric Co.	82,800	1,239,516
	Energy West, Inc.	6,200	52,700
* #	Environmental Power Corp.	29,836	15,198
	Florida Public Utilities Co.	6,733	82,479
	Hawaiian Electric Industries, Inc.	44,492	691,406
	IDACORP, Inc.	112,400	2,694,228
	Laclede Group, Inc.	60,400	2,094,672
	Maine & Maritimes Corp.	4,060	142,100
	MGE Energy, Inc.	57,227	1,755,724
	Middlesex Water Co.	36,408	513,353
#	New Jersey Resources Corp.	34,609	1,139,328
#	Nicor, Inc.	3,500	112,490

51

	Northwest Natural Gas Co.	77,000	3,149,300
	NorthWestern Corp.	69,899	1,462,287
#	Ormat Technologies, Inc.	74,400	2,618,880
	Otter Tail Corp.	80,560	1,786,821
#	PNM Resources, Inc.	147,039	1,252,772
	Portland General Electric Co.	128,100	2,340,387
*	Renegy Holdings, Inc.	2,699	2,213
	RGC Resources, Inc.	3,464	88,332
	SJW Corp.	49,450	1,246,140
	South Jersey Industries, Inc.	79,828	2,770,830
	Southern Union Co.	1	12
	Southwest Gas Corp.	111,100	2,245,331
	Southwest Water Co.	68,167	391,279
	UIL Holdings Corp.	64,466	1,488,520
	Unisource Energy Corp.	94,485	2,486,845
	Unitil Corp.	32,384	663,224
	York Water Co.	4,869	64,417
Total Utilities			53,571,074

TOTAL COMMON STOCKS			2,005,036,177

RIGHTS/WARRANTS — (0.0%)
* ●	BioMimetic Therapeutics, Inc. Rights 06/15/09	27,799	—
*	Deltek, Inc. Rights	2,700	—
* ●	Kona Grill, Inc. Rights 05/22/09	200	150
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	3
* ●	CSF Holding, Inc. Litigation Rights	3,250	—
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—
*	Federal-Mogul Corp. Warrants 12/27/14	4,373	568
* ●	Lantronix, Inc. Warrants 2008	65	—
* ●	Mossimo, Inc. Contingent Rights	16,100	—
* ●	Tengasco, Inc. Warrants	683	—
*	Valley National Bancorp Warrants 06/30/15	616	2,113
TOTAL RIGHTS/WARRANTS			2,834

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (1.8%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $44,715,000 FHLMC 5.50%, 06/01/38, valued at $44,453,682) to be repurchased at $43,796,231	$43,796	$43,796,000

		Shares
SECURITIES LENDING COLLATERAL — (14.4%)
§ @	DFA Short Term Investment Fund LP	343,049,324	343,049,324

TOTAL INVESTMENTS - (100.0%) (Cost $2,784,638,765)			$2,391,884,335

See accompanying Notes to Financial Statements.

52

U.S. MICRO CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (87.8%)
Consumer Discretionary — (15.4%)
* #	1-800-FLOWERS.COM, Inc.	161,868	$472,655
*	4Kids Entertainment, Inc.	123,488	158,065
* #	99 Cents Only Stores	121,221	1,301,914
*	A.C. Moore Arts & Crafts, Inc.	200,906	592,673
* #	AbitibiBowater, Inc.	246,415	37,455
*	Acme Communications, Inc.	145,810	36,452
	Acme United Corp.	31,807	262,090
*	AFC Enterprises, Inc.	78,390	486,802
	Aldila, Inc.	52,806	215,448
*	Alloy, Inc.	37,392	170,881
	Ambassadors Group, Inc.	143,294	1,748,187
*	Ambassadors International, Inc.	791	293
	AMCON Distributing Co.	5,690	216,220
* #	AMDL, Inc.	882	732
*	American Apparel, Inc.	15,500	104,625
	American Axle & Manufacturing Holdings, Inc.	117,100	117,100
*	American Biltrite, Inc.	90,449	124,820
*	America’s Car-Mart, Inc.	105,056	1,704,008
#	Arctic Cat, Inc.	110,720	442,880
	Ark Restaurants Corp.	24,065	275,544
	ArvinMeritor, Inc.	1,162,613	1,441,640
	Asbury Automotive Group, Inc.	295,080	2,853,424
*	ATC Technology Corp.	205,257	3,261,534
*	Audiovox Corp. Class A	165,885	922,321
*	Avatar Holdings, Inc.	78,960	1,467,077
*	Bakers Footwear Group, Inc.	60,195	43,039
*	Ballantyne of Omaha, Inc.	1,094	2,571
*	Barry (R.G.) Corp.	144,135	867,693
	Bassett Furniture Industries, Inc.	90,500	204,530
	Beasley Broadcast Group, Inc.	65,543	149,438
#	Beazer Homes USA, Inc.	429,016	1,081,120
	bebe stores, inc.	208,824	1,921,181
	Belo Corp.	368,815	700,748
	Belo Corp. Class A	802,235	1,363,799
*	Benihana, Inc.	15,670	84,618
*	Benihana, Inc. Class A	3,619	18,927
	Big 5 Sporting Goods Corp.	91,609	753,942
*	Birks & Mayors, Inc.	13,946	5,160
* #	BJ’s Restaurants, Inc.	101,854	1,679,572
#	Blockbuster, Inc. Class A	747,928	598,342
*	Blockbuster, Inc. Class B	269,832	134,916
* #	Blue Nile, Inc.	52,402	2,230,229
*	Bluegreen Corp.	277,229	529,507

1

	Blyth, Inc.	26,630	1,173,850
#	Bon-Ton Stores, Inc.	133,472	393,742
	Books-A-Million, Inc.	41,528	238,371
	Borders Group, Inc.	161,557	441,051
	Bowl America, Inc. Class A	55,406	679,832
	Boyd Gaming Corp.	143,600	1,319,684
*	Broadview Institute, Inc.	15,800	20,540
#	Brookfield Homes Corp.	72,100	378,525
	Brown Shoe Company, Inc.	122,228	785,926
#	Brunswick Corp.	643,908	3,850,570
* #	Buffalo Wild Wings, Inc.	156,089	6,093,715
*	Build-A-Bear-Workshop, Inc.	56,905	310,701
*	Cabela’s, Inc.	205,540	2,632,967
*	Cache, Inc.	85,059	387,018
* #	California Coastal Communities, Inc.	107,476	142,943
*	California Pizza Kitchen, Inc.	181,960	2,858,592
	Callaway Golf Co.	192,719	1,455,028
	Canterbury Park Holding Corp.	24,468	146,808
	Carmike Cinemas, Inc.	126,443	515,887
*	Carriage Services, Inc.	168,400	442,892
*	Carrols Restaurant Group, Inc.	43,430	257,106
* #	Casual Male Retail Group, Inc.	140,470	178,397
	Cato Corp. Class A	253,222	4,866,927
*	Cavalier Homes, Inc.	169,400	281,204
*	Cavco Industries, Inc.	56,747	1,330,150
* #	CEC Entertainment, Inc.	128,411	3,911,399
*	Charles and Colvard, Ltd.	53,548	22,490
*	Charlotte Russe Holding, Inc.	132,762	1,666,163
* #	Charming Shoppes, Inc.	1,051,728	3,670,531
*	Cheesecake Factory, Inc.	100,140	1,739,432
#	Cherokee, Inc.	81,398	1,487,141
#	Christopher & Banks Corp.	85,151	473,440
*	Chromcraft Revington, Inc.	97,750	53,762
	Churchill Downs, Inc.	112,024	3,899,555
	Citadel Broadcasting Co.	423,965	28,406
*	Citi Trends, Inc.	135,067	3,317,246
	CKE Restaurants, Inc.	220,441	2,109,620
	Coachmen Industries, Inc.	117,100	98,949
	Coast Distribution System, Inc.	41,382	42,210
	Cobra Electronics Corp.	14,173	26,078
* #	Coinstar, Inc.	233,492	8,309,980
*	Coldwater Creek, Inc.	347,785	1,199,858
	Collectors Universe, Inc.	87,291	350,037
*	Concord Camera Corp.	49,560	146,203
* #	Conn’s, Inc.	227,058	3,732,834
	Cooper Tire & Rubber Co.	601,954	4,978,160
* #	Cosi, Inc.	3,033	1,274
*	Cost Plus, Inc.	148,999	280,118
	Courier Corp.	120,220	1,885,050
*	Cox Radio, Inc.	318,576	1,529,165
	CPI Corp.	5,314	54,203
	Cracker Barrel Old Country Store, Inc.	60,486	1,972,448
	Craftmade International, Inc.	63,108	130,002
* #	Crown Media Holdings, Inc.	170,294	526,208
	CSS Industries, Inc.	53,050	1,053,573

2

*	Culp, Inc.	343,047	1,512,837
* #	Cumulus Media, Inc. Class A	138,366	170,190
*	Cybex International, Inc.	6,772	7,415
*	Cycle Country Accessories Corp.	488	161
*	Daily Journal Corp.	200	6,980
*	Deckers Outdoor Corp.	2,630	148,648
	Decorator Industries, Inc.	20,587	20,793
*	dELiA*s, Inc.	1,160	2,494
*	Delta Apparel, Inc.	77,201	462,434
*	Design Within Reach, Inc.	969	843
*	Destination Maternity Corp.	43,319	581,341
*	DG FastChannel, Inc.	149,760	3,493,901
*	Diedrich Coffee, Inc.	28,625	278,235
#	Dillards, Inc. Class A	363,584	2,803,233
	DineEquity, Inc.	71,400	2,287,656
*	Dixie Group, Inc.	104,300	202,342
*	Dolan Media Co.	51,100	608,601
*	Domino’s Pizza, Inc.	218,046	2,058,354
*	Dorman Products, Inc.	158,255	1,693,328
	Dover Downs Gaming & Entertainment, Inc.	136,270	581,873
	Dover Motorsports, Inc.	168,371	267,710
* #	Drew Industries, Inc.	188,220	2,687,782
*	drugstore.com, Inc.	28,851	44,719
*	DSW, Inc.	58,600	636,982
*	Duckwall-ALCO Stores, Inc.	52,900	597,770
	E.W. Scripps Co.	47,321	93,222
*	Eddie Bauer Holdings, Inc.	9,978	3,276
	Educational Development Corp.	33,015	184,884
*	Einstein Noah Restaurant Group, Inc.	39,616	427,457
*	ELXSI Corp.	7,100	12,425
*	Emerson Radio Corp.	243,478	155,826
	Emmis Communications Corp. Class A	303,222	106,128
* #	Empire Resorts, Inc.	15,100	25,217
*	Enova Systems, Inc.	376	308
	Entercom Communications Corp.	1,120,622	1,860,233
*	Entravision Communications Corp.	1,588,942	810,360
* #	Escala Group, Inc.	245,312	473,452
	Escalade, Inc.	62,320	62,320
#	Ethan Allen Interiors, Inc.	211,231	2,841,057
*	Famous Dave’s of America, Inc.	48,226	326,008
	Federal Screw Works	12,548	15,058
*	FGX International Holdings, Ltd.	9,034	104,072
	Finish Line, Inc. Class A	346,634	2,946,389
	Fisher Communications, Inc.	24,554	296,121
*	Flanigan’s Enterprises, Inc.	20,756	96,515
	Flexsteel Industries, Inc.	60,730	431,790
	Footstar, Inc.	81,000	234,900
*	Franklin Covey Co.	170,796	715,635
*	Franklin Electronic Publishers, Inc.	81,300	65,040
*	Frederick’s of Hollywood Group, Inc.	403	246
#	Fred’s, Inc.	304,496	4,159,415
	Frisch’s Restaurants, Inc.	63,868	1,599,893
* #	Fuel Systems Solutions, Inc.	149,650	2,285,155
*	Full House Resorts, Inc.	502	1,079
	Furniture Brands International, Inc.	169,712	536,290

3

*	Gaiam, Inc.	3,551	20,667
*	GameTech International, Inc.	40,474	54,235
*	Gaming Partners International Corp.	12,759	76,171
* #	Gander Mountain Co.	186,898	728,902
* #	Genesco, Inc.	147,400	3,357,772
*	Gentek, Inc.	91,981	1,755,917
*	G-III Apparel Group, Ltd.	152,730	1,224,895
*	Global Entertainment Corp.	5	4
*	Global Traffic Network, Inc.	4,703	22,574
*	Gottschalks, Inc.	2,800	28
	Gray Television, Inc.	352,972	240,021
	Gray Television, Inc. Class A	41,200	41,200
*	Great Wolf Resorts, Inc.	171,847	634,115
	Group 1 Automotive, Inc.	97,100	2,068,230
* #	GSI Commerce, Inc.	312,741	4,444,050
*	Gymboree Corp.	6,330	217,752
*	Hampshire Group, Ltd.	25,800	74,820
*	Harris Interactive, Inc.	559,304	223,722
	Harte-Hanks, Inc.	244,612	2,020,495
*	Hartmarx Corp.	323,000	13,566
*	Hastings Entertainment, Inc.	95,270	342,972
#	Haverty Furniture Co., Inc.	141,600	1,536,360
	Haverty Furniture Co., Inc. Class A	15,750	171,675
*	Hawk Corp.	80,416	1,153,970
*	Hayes Lemmerz International, Inc.	381,212	64,425
	Heelys, Inc.	9,600	17,568
*	Helen of Troy, Ltd.	97,920	1,561,824
*	hhgregg, Inc.	92,509	1,535,649
* #	Hibbett Sporting Goods, Inc.	205,898	4,292,973
*	Hollywood Media Corp.	2,692	2,584
	Hooker Furniture Corp.	73,012	855,701
* #	Hot Topic, Inc.	250,208	3,062,546
* #	Hovnanian Enterprises, Inc. Class A	92,768	256,967
* #	Iconix Brand Group, Inc.	162,601	2,318,690
* #	Image Entertainment, Inc.	149,561	121,144
*	Infosonics Corp.	69,762	14,650
*	Insignia Systems, Inc.	51,150	144,243
	Interface, Inc. Class A	276,618	1,601,618
*	Interstate Hotels & Resorts, Inc.	267,685	128,489
*	iRobot Corp.	169,146	1,940,105
*	Isle of Capri Casinos, Inc.	92,305	991,356
*	J. Alexander’s Corp.	62,383	249,532
	Jackson Hewitt Tax Service, Inc.	74,875	366,139
*	Jaclyn, Inc.	20,127	130,825
*	JAKKS Pacific, Inc.	227,958	2,883,669
*	Jennifer Convertibles, Inc.	394	201
*	Jo-Ann Stores, Inc.	231,900	4,248,408
	Johnson Outdoors, Inc.	65,833	417,381
	Jones Apparel Group, Inc.	222,509	2,055,983
* #	Jos. A. Bank Clothiers, Inc.	176,578	7,140,814
	Journal Communications, Inc. Class A	29,735	46,089
*	K12, Inc.	36,262	637,486
	Kenneth Cole Productions, Inc. Class A	15,351	106,229
	Kimball International, Inc. Class B	241,960	1,328,360
*	Kirkland’s, Inc.	41,331	283,117

4

* #	Knology, Inc.	105,409	748,404
*	Kona Grill, Inc.	366	769
	Koss Corp.	79,712	1,115,968
*	Krispy Kreme Doughnuts, Inc.	27,040	106,538
	KSW, Inc.	59,720	161,841
	K-Swiss, Inc. Class A	80,420	807,417
	LaCrosse Footwear, Inc.	63,786	491,790
*	Lakeland Industries, Inc.	40,544	303,675
*	Lakes Entertainment, Inc.	153,884	483,196
	Landry’s Restaurants, Inc.	34,900	318,986
*	Lazare Kaplan International, Inc.	83,500	111,890
#	La-Z-Boy, Inc.	475,991	1,266,136
*	LeapFrog Enterprises, Inc.	214,505	383,964
*	Lear Corp.	863,557	690,846
#	Lee Enterprises, Inc.	63,153	23,998
	Libbey, Inc.	1,142	1,393
#	Lifetime Brands, Inc.	110,729	311,148
*	LIN TV Corp.	258,800	414,080
*	Lincoln Educational Services Corp.	123,921	2,055,849
	Lithia Motors, Inc. Class A	114,643	334,758
*	Lodgenet Entertainment Corp.	1,719	6,979
*	Lodgian, Inc.	200,356	514,915
*	LOUD Technologies, Inc.	12,260	1,532
*	Luby’s, Inc.	251,150	1,346,164
*	Lumber Liquidators, Inc.	80,369	1,202,320
	M/I Homes, Inc.	127,328	1,944,299
*	Mace Security International, Inc.	136,938	121,875
*	Maidenform Brands, Inc.	208,612	2,659,803
#	Marine Products Corp.	322,455	1,499,416
* #	MarineMax, Inc.	170,960	777,868
*	Martha Stewart Living Omnimedia, Inc.	71,950	260,459
*	McCormick & Schmick’s Seafood Restaurants, Inc.	17,091	121,004
	McRae Industries, Inc. Class A	8,800	116,424
*	Meade Instruments Corp.	152,660	27,479
	Media General, Inc. Class A	43,000	111,800
*	Mediacom Communications Corp.	678,959	3,863,277
*	Merisel, Inc.	5	3
*	Meritage Homes Corp.	107,900	2,245,399
*	Midas, Inc.	129,393	1,293,930
	Modine Manufacturing Co.	107,801	411,800
	Monaco Coach Corp.	245,406	11,043
*	Monarch Casino & Resort, Inc.	145,340	1,485,375
#	Monro Muffler Brake, Inc.	187,706	4,687,019
* #	Morgans Hotel Group	36,224	155,401
*	Morgan’s Foods, Inc.	500	1,000
*	Morton’s Restaurant Group, Inc.	54,367	252,263
*	Motorcar Parts of America, Inc.	199	874
	Movado Group, Inc.	164,071	1,504,531
*	MTR Gaming Group, Inc.	2,183	4,497
* #	Multimedia Games, Inc.	266,909	565,847
*	Nathan’s Famous, Inc.	57,075	801,904
#	National CineMedia, Inc.	105,836	1,537,797
	National Presto Industries, Inc.	24,615	1,754,065
	Nautilus Group, Inc.	310,614	310,614
*	Navarre Corp.	246,157	105,872

5

*	Nevada Gold & Casinos, Inc.	352	268
	New Frontier Media, Inc.	1,926	3,775
*	New Motion, Inc.	96,610	89,847
*	New York & Co., Inc.	199,199	1,155,354
*	Nobel Learning Communities, Inc.	71,537	847,356
	Nobility Homes, Inc.	43,800	383,250
*	NTN Communications, Inc.	55,566	17,225
#	Nutri/System, Inc.	96,572	1,326,899
	OfficeMax, Inc.	379,605	2,828,057
*	Ohio Art Co.	3,600	15,300
*	Orange 21, Inc.	13,301	10,707
*	Orbitz Worldwide, Inc.	17,000	32,300
#	Orleans Homebuilders, Inc.	169,600	356,160
	O’Charleys, Inc.	196,846	1,372,017
*	Outdoor Channel Holdings, Inc.	142,323	1,064,576
* #	Overstock.com, Inc.	195,758	2,638,818
	Oxford Industries, Inc.	141,900	1,382,106
*	P & F Industries, Inc. Class A	4,983	5,232
* #	P.F. Chang’s China Bistro, Inc.	98,647	2,977,166
* #	Pacific Sunwear of California, Inc.	1,285	5,204
*	Palm Harbor Homes, Inc.	206,034	626,343
*	Papa John’s International, Inc.	217,257	5,766,001
*	PC Mall, Inc.	117,111	749,510
#	Penske Automotive Group, Inc.	909,083	12,045,350
*	Perfumania Holdings, Inc.	10,825	53,042
*	Perry Ellis International, Inc.	119,400	875,202
* #	PetMed Express, Inc.	237,313	3,858,709
*	Phoenix Footwear Group, Inc.	62,100	25,461
	Pier 1 Imports, Inc.	759,929	1,421,067
* #	Pinnacle Entertainment, Inc.	540,950	6,751,056
*	Playboy Enterprises, Inc. Class A	75	241
*	Playboy Enterprises, Inc. Class B	2,252	6,779
* #	PokerTek, Inc.	294	344
*	Pomeroy IT Solutions, Inc.	111,856	394,852
*	Premier Exhibitions, Inc.	2,033	1,525
#	Pre-Paid Legal Services, Inc.	125,400	4,618,482
	PRIMEDIA, Inc.	10,774	42,019
* #	Princeton Review, Inc.	313,009	1,358,459
*	Proliance International, Inc.	92,420	21,257
*	Q.E.P. Co., Inc.	33,487	82,043
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	459,583	330,900
*	Radio One, Inc. Class D	253,017	113,858
*	Rainmaker Systems, Inc.	1,126	1,126
* #	Raser Technologies, Inc.	180,102	704,199
*	RC2 Corp.	174,480	1,973,369
	RCN Corp.	154,744	634,450
*	Reading International, Inc. Class A	133,840	471,786
*	Reading International, Inc. Class B	11,620	49,385
*	Red Lion Hotels Corp.	168,696	770,941
*	Red Robin Gourmet Burgers, Inc.	44,905	1,102,418
*	Regent Communications, Inc.	482,407	65,125
*	Rentrak Corp.	104,800	1,016,560
*	Retail Ventures, Inc.	33,415	86,879
*	Rex Stores Corp.	184,775	2,198,822
*	Rick’s Cabaret International, Inc.	528	3,147

6

*	Riviera Holdings Corp.	66,300	100,113
*	Rockford Corp.	80,475	32,190
*	Rocky Brands, Inc.	50,100	182,865
*	Rubio’s Restaurants, Inc.	66,540	355,989
	Ruby Tuesday, Inc.	469,996	3,609,569
	Russ Berrie & Co., Inc.	184,100	351,631
*	Ruth’s Hospitality Group, Inc.	1,264	4,576
#	Ryland Group, Inc.	289,841	6,002,607
*	Saga Communications, Inc.	38,991	363,006
	Salem Communications Corp.	170,251	107,258
*	Schieb (Earl), Inc.	71,500	138,710
* #	Sealy Corp.	607,000	2,148,780
	Shiloh Industries, Inc.	145,400	363,500
*	Shoe Carnival, Inc.	105,320	1,228,031
*	Shuffle Master, Inc.	226,426	862,683
*	Shutterfly, Inc.	75,430	966,258
*	Silverleaf Resorts, Inc.	30,700	24,867
	Sinclair Broadcast Group, Inc. Class A	157,820	175,180
*	Skechers U.S.A., Inc. Class A	86,613	1,013,372
	Skyline Corp.	74,794	1,550,480
* #	Smith & Wesson Holding Corp.	217,801	1,561,633
	Sonesta International Hotels Corp. Class A	25,432	195,826
#	Sonic Automotive, Inc.	259,100	1,336,956
* #	Sonic Corp.	109,015	1,190,444
* #	Source Interlink Companies, Inc.	469,156	47,385
*	Spanish Broadcasting System, Inc.	368,786	66,381
	Spartan Motors, Inc.	94,457	762,268
	Speedway Motorsports, Inc.	1	15
*	Sport Chalet, Inc. Class A	107,975	63,705
*	Sport Chalet, Inc. Class B	15,525	24,064
	Sport Supply Group, Inc.	116,100	698,922
*	Sport-Haley, Inc.	32,100	13,161
	Stage Stores, Inc.	354,974	4,348,431
*	Stamps.com, Inc.	164,628	1,540,918
	Standard Motor Products, Inc.	172,400	689,600
	Standard Pacific Corp.	583,348	1,090,861
	Stanley Furniture, Inc.	32,000	328,320
	Star Buffet, Inc.	16,400	49,036
	Stein Mart, Inc.	8,371	36,581
*	Steinway Musical Instruments, Inc.	74,389	999,044
*	Steven Madden, Ltd.	180,802	5,319,195
	Stewart Enterprises, Inc.	472,798	1,650,065
*	Stoneridge, Inc.	165,457	382,206
	Strattec Security Corp.	30,107	394,402
#	Sturm Ruger & Co., Inc.	194,909	2,399,330
#	Superior Industries International, Inc.	250,100	3,771,508
	Superior Uniform Group, Inc.	55,873	426,311
*	Syms Corp.	143,600	812,776
	Systemax, Inc.	342,869	5,780,771
#	Talbots, Inc.	266,761	629,556
	Tandy Brand Accessories, Inc.	60,077	127,964
*	Tandy Leather Factory, Inc.	821	2,258
*	Tarrant Apparel Group	52,873	41,241
#	Tempur-Pedic International, Inc.	162,384	2,088,258
* #	Texas Roadhouse, Inc.	290,257	3,303,125

7

* #	The Dress Barn, Inc.	160,101	2,423,929
*	The Hallwood Group, Inc.	6,588	78,101
	The Marcus Corp.	204,760	2,600,452
#	The Pep Boys - Manny, Moe & Jack	580,062	4,292,459
*	The Sports Club Co., Inc.	142,200	99,540
*	The Steak n Shake Co.	268,600	3,105,016
* #	The Walking Co. Holdings, Inc.	2,361	4,486
*	The Wet Seal, Inc. Class A	385,435	1,468,507
*	Timberland Co. Class A	4,200	68,208
* #	TiVo, Inc.	658,534	4,939,005
*	Town Sports International Holdings, Inc.	201	693
*	Trans World Entertainment Corp.	218,126	148,326
* #	True Religion Apparel, Inc.	215,705	3,399,511
*	TRW Automotive Holdings Corp.	1	9
*	Tuesday Morning Corp.	219,349	747,980
*	Tween Brands, Inc.	803	2,345
*	Ulta Salon, Cosmetics & Fragrance, Inc.	86,462	756,542
* #	Unifi, Inc.	496,400	446,760
	Unifirst Corp.	132,382	4,936,525
*	Universal Electronics, Inc.	139,890	2,621,539
* #	Universal Technical Institute, Inc.	230,866	3,287,532
*	Valassis Communications, Inc.	395,647	2,045,495
#	Value Line, Inc.	76,772	2,153,455
*	ValueVision Media, Inc. Class A	366,543	260,246
*	VCG Holding Corp.	1,230	2,423
	Virco Manufacturing Corp.	133,476	424,454
	Visteon Corp.	431,691	82,021
* #	Volcom, Inc.	63,023	850,180
*	Voyager Learning Co.	27,100	54,200
*	Waxman Industries, Inc.	975	3,997
*	Wells-Gardner Electronics Corp.	95,143	73,260
*	West Marine, Inc.	180,202	1,036,161
#	Weyco Group, Inc.	102,764	2,820,872
*	Williams Controls, Inc.	16,592	89,597
*	Winmark Corp.	54,688	704,928
	Winnebago Industries, Inc.	48,738	429,382
*	WisdomTree Investments, Inc.	6,700	7,370
* #	Woodbridge Holdings Corp.	14,620	8,114
*	WPT Enterprises, Inc.	73,707	55,280
* #	Xanadoo Co.	566	147,160
*	Xerium Technologies, Inc.	119,928	99,540
*	Zale Corp.	126,520	470,654
* #	Zumiez, Inc.	87,591	1,056,348
Total Consumer Discretionary			428,544,006

Consumer Staples — (4.2%)
#	Alico, Inc.	69,000	1,830,570
*	Alliance One International, Inc.	877,124	3,289,215
	American Italian Pasta Co.	95,972	3,017,360
	Andersons, Inc.	168,079	2,701,030
	Arden Group, Inc. Class A	11,041	1,291,797
	B&G Foods, Inc.	59,164	362,084
*	Boston Beer Co., Inc. Class A	115,800	3,080,280
*	Bridgford Foods Corp.	72,953	364,035
*	Cagle’s, Inc. Class A	94,800	208,560

8

	Calavo Growers, Inc.	115,924	1,647,280
#	Cal-Maine Foods, Inc.	207,719	5,498,322
*	Caribou Coffee Co.	12,842	51,368
	CCA Industries, Inc.	35,563	103,133
*	Central Garden & Pet Co.	55,707	535,901
*	Central Garden & Pet Co. Class A	67,114	608,724
#	Chiquita Brands International, Inc.	332,262	2,515,223
	Coca-Cola Bottling Co.	71,329	3,717,667
*	Coffee Holding Co., Inc.	4	15
*	Craft Brewers Alliance, Inc.	26,675	57,885
*	Cuisine Solutions, Inc.	1,060	954
*	Darling International, Inc.	644,425	3,686,111
#	Diamond Foods, Inc.	111,745	2,926,602
*	Elizabeth Arden, Inc.	264,696	2,292,267
	Farmer Brothers Co.	49,795	983,451
*	Glacier Water Services, Inc.	24,500	879,060
	Golden Enterprises, Inc.	82,246	193,278
	Great Atlantic & Pacific Tea, Inc.	78,885	579,016
	Griffin Land & Nurseries, Inc. Class A	40,838	1,271,287
*	Hain Celestial Group, Inc.	83,300	1,390,277
*	IGI Labratories, Inc.	30,339	32,463
	Imperial Sugar Co.	85,959	563,031
	Ingles Market, Inc. Class A	102,885	1,606,035
	Inter Parfums, Inc.	300,470	2,331,647
	J & J Snack Foods Corp.	181,697	7,042,576
*	Katy Industries, Inc.	76,100	64,685
#	Lance, Inc.	246,075	5,699,097
* #	Lifeway Foods, Inc.	157,957	1,424,772
#	Mannatech, Inc.	38,731	169,254
*	Maui Land & Pineapple Co., Inc.	53,812	341,706
*	Medifast, Inc.	55,055	384,834
	MGP Ingredients, Inc.	25,237	42,398
*	Monterey Pasta Co.	33,157	43,767
	Nash-Finch Co.	126,284	3,698,858
*	National Beverage Corp.	400,229	4,214,411
*	Natural Alternatives International, Inc.	70,731	425,093
* #	Natural Health Trends Corp.	18,631	10,527
# ●	Nature’s Sunshine Products, Inc.	153,100	682,060
	Nu Skin Enterprises, Inc. Class A	17,979	230,491
	Oil-Dri Corp. of America	58,075	937,330
*	Omega Protein Corp.	145,547	464,295
*	Orchids Paper Products Co.	15,841	270,881
*	Overhill Farms, Inc.	79,876	351,454
*	Pantry, Inc.	76,717	1,812,056
*	Parlux Fragrances, Inc.	229,293	550,303
*	Peet’s Coffee & Tea, Inc.	135,649	3,700,505
#	Pilgrim’s Pride Corp.	274,797	1,099,188
*	Pizza Inn, Inc.	39,700	50,022
*	Prestige Brands Holdings, Inc.	248,517	1,605,420
	PriceSmart, Inc.	296,600	5,294,310
	Reddy Ice Holdings, Inc.	493	1,109
	Reliv’ International, Inc.	102,054	316,367
*	Revlon, Inc.	37,317	176,883
	Rocky Mountain Chocolate Factory, Inc.	72,554	449,109
#	Sanderson Farms, Inc.	82,198	3,279,700

9

*	Sanfilippo (John B.) & Son, Inc.	74,094	422,336
*	Scheid Vineyards, Inc.	2,900	59,450
*	Schiff Nutrition International, Inc.	127,214	610,627
	Scope Industries	16,650	1,648,350
*	Seneca Foods Corp. Class A	8,003	195,473
*	Seneca Foods Corp. Class B	9,393	235,295
*	Smart Balance, Inc.	247,956	1,743,131
	Spartan Stores, Inc.	211,866	3,447,060
* #	Star Scientific, Inc.	301,712	1,484,423
	Tasty Baking Co.	80,500	342,125
	The Stephan Co.	33,500	67,335
*	Tofutti Brands, Inc.	53,404	69,425
*	TreeHouse Foods, Inc.	67	1,782
	United-Guardian, Inc.	39,320	275,240
* #	USANA Health Services, Inc.	156,272	3,736,464
*	Vermont Pure Holdings, Ltd.	167	115
	Village Super Market, Inc.	69,039	2,138,828
	WD-40 Co.	165,858	4,488,117
*	Winn-Dixie Stores, Inc.	127,961	1,466,433
*	Zapata Corp.	128,644	809,171
Total Consumer Staples			117,690,569

Energy — (1.9%)
*	Abraxas Petroleum Corp.	486,100	427,768
	Adams Resources & Energy, Inc.	38,954	574,571
*	Allis-Chalmers Energy, Inc.	341,724	659,527
*	American Oil & Gas, Inc.	3,379	2,264
*	Approach Resources, Inc.	1,200	8,520
	Barnwell Industries, Inc.	61,217	266,294
*	Basic Energy Services, Inc.	10,642	108,548
* #	Bolt Technology Corp.	75,959	772,503
*	Boots & Coots International Well Control, Inc.	524,116	901,480
*	Brigham Exploration Co.	411,871	963,778
*	Bristow Group, Inc.	29,077	661,793
*	Bronco Drilling Co., Inc.	144,216	791,746
*	Callon Petroleum Co.	129,142	227,290
*	Cheniere Energy, Inc.	156,626	617,106
	CKX Lands, Inc.	14,198	162,638
*	Clayton Williams Energy, Inc.	111,180	3,338,735
*	Clean Energy Fuels Corp.	61,069	516,644
*	CREDO Petroleum Corp.	15,215	125,524
*	Crusader Energy Group, Inc.	5,147	412
*	CVR Energy, Inc.	16,100	118,496
*	Dawson Geophysical Co.	68,554	1,347,772
	Delek US Holdings, Inc.	81,955	841,678
* #	Edge Petroleum Corp.	215,974	43,195
*	Endeavour International Corp.	6,329	10,063
*	Evolution Petroleum Corp.	16,232	37,171
* #	FieldPoint Petroleum Corp.	47,914	76,183
*	FX Energy, Inc.	361,874	1,360,646
*	Gasco Energy, Inc.	6,138	3,069
	General Maritime Corp.	169,251	1,680,662
*	Geokinetics, Inc.	5,000	23,550
*	Geomet, Inc.	37,900	35,626
*	GeoResources, Inc.	30,502	216,564

10

	Gulf Island Fabrication, Inc.	131,859	1,706,255
*	Gulfmark Offshore, Inc.	27,700	744,576
*	Gulfport Energy Corp.	3,147	9,347
*	Harvest Natural Resources, Inc.	298,989	1,524,844
*	HKN, Inc.	25,395	43,171
	Houston American Energy Corp.	266,977	549,973
*	James River Coal Co.	79,453	1,131,411
	Lufkin Industries, Inc.	69,798	2,435,950
*	Matrix Service Co.	209,253	2,004,644
* #	McMoran Exploration Co.	111,123	610,065
*	Meridian Resource Corp.	810,972	218,962
*	Mexco Energy Corp.	1,921	20,132
*	Mitcham Industries, Inc.	54,525	245,362
*	NATCO Group, Inc. Class A	168,512	4,054,399
*	National Coal Corp.	145,689	179,197
*	Natural Gas Services Group, Inc.	50,236	501,355
*	New Concept Energy, Inc.	8,973	40,289
*	Newpark Resources, Inc.	817,249	2,288,297
*	Northern Oil & Gas, Inc.	45,616	260,467
*	OMNI Energy Services Corp.	52,931	60,871
*	Pacific Ethanol, Inc.	3,198	1,183
	Panhandle Royalty Co.	47,776	819,358
*	Parallel Petroleum Corp.	200,098	266,130
*	Parker Drilling Co.	4,857	13,405
*	Petroleum Development Corp.	135,073	2,189,533
* #	PetroQuest Energy, Inc.	458,562	1,380,272
*	PHI, Inc. Non-Voting	114,859	1,300,204
*	PHI, Inc. Voting	2,414	31,334
*	Pioneer Drilling Co.	196,493	982,465
*	PowerSecure International, Inc.	26,361	109,135
* #	Pyramid Oil Co.	13,596	51,665
*	Rentech, Inc.	10,420	6,148
* #	Royale Energy, Inc.	45,629	85,783
*	SulphCo, Inc.	5,241	4,717
*	Superior Well Services, Inc.	85,179	911,415
*	Syntroleum Corp.	445,746	824,630
*	T-3 Energy Services, Inc.	18,224	244,748
*	Teton Energy Corp.	148,193	54,831
*	TGC Industries, Inc.	74,004	235,333
	Toreador Resources Corp.	44,750	165,575
* #	Trico Marine Services, Inc.	143,153	555,434
*	Tri-Valley Corp.	12,339	15,424
* #	TXCO Resources, Inc.	2,641	1,241
*	Union Drilling, Inc.	141,054	844,913
	USEC, Inc.	255,487	1,581,465
*	VAALCO Energy, Inc.	504,645	2,407,157
* #	Venoco, Inc.	3,531	15,430
* #	Verenium Corp.	10,444	3,551
*	Warren Resources, Inc.	3,864	6,182
*	Westmoreland Coal Co.	19,572	166,362
* #	Willbros Group, Inc.	97,997	1,123,046
Total Energy			51,949,452

Financials — (15.1%)
*	1st Constitution Bancorp	13,307	81,173

11

*	1st Pacific Bancorp	3,264	5,222
	1st Source Corp.	204,017	4,006,894
	21st Century Holding Co.	74,434	295,503
	Abigail Adams National Bancorp, Inc.	15,312	31,390
	Abington Bancorp, Inc.	70,403	618,842
	Access National Corp.	44,555	269,112
	Advance America Cash Advance Centers, Inc.	12,188	48,752
	Advanta Corp. Class A	19,594	15,283
	Advanta Corp. Class B	13,860	16,216
	Affirmative Insurance Holdings, Inc.	42,008	139,046
	Alliance Bancorp, Inc. of Pennsylvania	11,420	94,786
	Alliance Financial Corp.	15,053	315,661
*	Alphatec Holdings, Inc.	183,030	375,211
	Amcore Financial, Inc.	229,205	336,931
	Ameriana Bancorp	20,650	79,502
	American Bancorp of New Jersey, Inc.	78,536	791,643
#	American Equity Investment Life Holding Co.	490,919	2,763,874
*	American Independence Corp.	18,018	63,063
	American National Bankshares, Inc.	32,696	515,616
	American Physicians Capital, Inc.	94,748	3,947,202
	American Physicians Services Group, Inc.	36,700	737,303
	American River Bankshares	6,190	63,943
*	American Safety Insurance Holdings, Ltd.	200	2,276
*	American Spectrum Realty, Inc.	6,171	126,629
#	American West Bancorporation	138,113	110,490
*	AmeriCredit Corp.	1	10
	Ameris Bancorp	104,375	683,656
*	Amerisafe, Inc.	129,699	1,992,177
	AmeriServe Financial, Inc.	189,054	334,626
	AmTrust Financial Services, Inc.	120,060	1,096,148
	Anchor Bancorp Wisconsin, Inc.	10,919	17,798
*	Appalachian Bancshares, Inc.	4,318	5,225
	Arrow Financial Corp.	106,228	2,812,917
	ASB Financial Corp.	4,400	44,352
	Asset Acceptance Capital Corp.	288,037	2,387,827
#	ASTA Funding, Inc.	2,310	6,653
*	Atlantic American Corp.	1,291	859
	Atlantic Coast Federal Corp.	450	1,033
	Atlantic Southern Financial Group, Inc.	6,530	26,936
	Auburn National Bancorporation, Inc.	6,676	155,217
* #	B of I Holding, Inc.	5,000	32,050
	Baldwin & Lyons, Inc. Class A	3,034	56,129
	Baldwin & Lyons, Inc. Class B	91,616	1,836,901
#	BancFirst Corp.	120,333	5,138,219
*	Bancinsurance Corp.	39,480	151,011
	Bancorp Rhode Island, Inc.	33,582	621,603
	BancTrust Financial Group, Inc.	31,808	209,297
	Bank Mutual Corp.	154,602	1,587,763
	Bank of Commerce Holdings	12,654	66,433
*	Bank of Florida Corp.	83,250	266,400
	Bank of Granite Corp.	3,972	8,341
*	Bank of The Carolinas Corp.	1,700	7,820
#	Bank of the Ozarks, Inc.	158,935	3,946,356
#	BankAtlantic Bancorp, Inc.	31,160	72,291
	BankFinancial Corp.	212,776	2,276,703

12

#	BankUnited Financial Corp. Class A	725,420	203,190
#	Banner Corp.	127,956	593,716
	Bar Harbor Bankshares	26,779	660,638
	BCB Bancorp, Inc.	7,144	65,796
*	BCSB Bancorp, Inc.	8,638	67,204
*	Beach First National Bancshares, Inc.	380	1,140
	Beacon Federal Bancorp, Inc.	3,438	30,082
	Berkshire Bancorp, Inc.	10,471	49,318
	Berkshire Hills Bancorp, Inc.	83,135	1,875,526
*	Beverly Hills Bancorp, Inc.	164,602	3,621
	Beverly National Corp.	2,870	45,776
*	BFC Financial Corp.	59,159	19,522
	BGC Partners, Inc. Class A	268,397	695,148
*	BNCCORP, Inc.	12,585	89,668
*	BNS Holding, Inc.	26,480	52,960
	Boston Private Financial Holdings, Inc.	111,520	514,107
	Bridge Bancorp, Inc.	350	7,080
*	Bridge Capital Holdings	1,598	8,230
*	Broadpoint Securities Group, Inc.	50,658	218,336
	Brookline Bancorp, Inc.	459,669	4,559,916
	Brooklyn Federal Bancorp, Inc.	32,179	399,663
	Brunswick Bancorp	120	744
#	Bryn Mawr Bank Corp.	81,024	1,590,501
	C&F Financial Corp.	4,293	63,322
	Cadence Financial Corp.	20,689	69,722
	California First National Bancorp	80,550	960,961
	Camco Financial Corp.	26,162	87,643
	Camden National Corp.	77,363	2,243,527
	Capital Bank Corp.	12,543	66,603
#	Capital City Bank Group, Inc.	150,073	2,257,098
	Capital Properties, Inc.	5,522	48,152
* ●	Capital Properties, Inc. Class B	5,522	—
	Capital Southwest Corp.	10,217	794,474
#	Capitol Bancorp, Ltd.	39,290	143,801
	Cardinal Financial Corp.	227,994	1,789,753
*	Carolina Bank Holdings, Inc.	3,905	15,620
	Carrollton Bancorp	1,700	8,517
	Carver Bancorp, Inc.	2,706	16,885
	Cascade Financial Corp.	33,664	109,408
	Cathay General Bancorp	1	11
	Center Bancorp, Inc.	130,104	949,759
	Center Financial Corp.	34,656	88,026
	Centerstate Banks of Florida, Inc.	24,443	293,560
	Central Bancorp, Inc.	10,000	55,000
	Central Pacific Financial Corp.	220,793	1,293,847
	Central Virginia Bankshares, Inc.	5,733	22,932
	Centrue Financial Corp.	15,686	79,920
	Century Bancorp, Inc. Class A	16,672	240,910
	CFS Bancorp, Inc.	101,673	372,123
	Charter Financial Corp.	750	6,375
	Chemical Financial Corp.	235,414	5,026,089
*	Chicopee Bancorp, Inc.	20,915	261,437
	Citizens Community Bancorp, Inc.	3,300	19,800
	Citizens First Bancorp, Inc.	79,838	102,991
	Citizens First Corp.	1,300	7,605

13

	Citizens Holding Co.	2,767	62,949
	Citizens Republic Bancorp, Inc.	989,661	1,662,630
	Citizens South Banking Corp.	58,237	303,415
* #	Citizens, Inc.	388,983	2,804,567
	City Holding Co.	163,721	4,828,132
#	Clifton Savings Bancorp, Inc.	41,711	457,987
*	CNA Surety Corp.	222,485	4,282,836
	CNB Financial Corp.	34,665	370,915
#	CoBiz Financial, Inc.	108,741	638,310
	Codorus Valley Bancorp, Inc.	9,033	79,039
#	Cohen & Steers, Inc.	81,200	1,195,264
*	Colonial Bankshares, Inc.	5,726	37,906
#	Colony Bankcorp, Inc.	37,493	313,441
	Columbia Banking System, Inc.	135,722	1,343,648
	Comm Bancorp, Inc.	4,575	169,984
*	Command Security Corp.	70,192	223,211
	Commercial National Financial Corp.	4,450	67,417
	Commonwealth Bankshares, Inc.	20,178	96,854
* #	Community Bancorp	41,480	93,330
	Community Bank System, Inc.	220,197	3,622,241
	Community Capital Corp.	3,442	17,692
	Community Central Bank Corp.	1,567	2,053
	Community Trust Bancorp, Inc.	150,480	4,553,525
	Community West Bancshares	12,713	32,355
	Compass Diversified Holdings	115,147	1,029,414
* #	CompuCredit Corp.	90,907	290,902
*	Conseco, Inc.	2	3
	Consolidated-Tokoma Land Co.	53,151	1,849,123
*	Consumer Portfolio Services, Inc.	3,677	2,721
	Cooperative Bankshares, Inc.	24,250	10,427
*	Core-Mark Holding Co., Inc.	41,875	802,744
#	Corus Bankshares, Inc.	107,888	22,656
*	Cowen Group, Inc.	99,876	576,285
*	Cowlitz Bancorporation	9,403	44,476
	Crawford & Co. Class A	142,158	554,416
#	Crawford & Co. Class B	147,271	876,262
*	Crescent Financial Corp.	11,905	46,906
#	CVB Financial Corp.	55,067	330,953
	Danvers Bancorp, Inc.	51,111	741,621
*	Dearborn Bancorp, Inc.	21,086	46,178
	Delphi Financial Group, Inc. Class A	40,830	705,134
*	Diamond Hill Investment Group, Inc.	401	16,064
	Dime Community Bancshares	346,112	2,886,574
* #	Dollar Financial Corp.	166,929	1,685,983
	Donegal Group, Inc. Class A	180,377	2,640,719
	Donegal Group, Inc. Class B	34,892	542,396
* #	Doral Financial Corp.	200	950
*	E*TRADE Financial Corp.	595,121	851,023
	East West Bancorp, Inc.	86,600	591,478
	Eastern Insurance Holdings, Inc.	11,570	93,370
	Eastern Virginia Bankshares, Inc.	6,435	57,593
	ECB Bancorp, Inc.	3,797	63,695
*	eHealth, Inc.	74,749	1,434,433
	EMC Insurance Group, Inc.	133,763	3,031,070
	Employers Holdings, Inc.	144,849	1,208,041

14

*	Encore Bancshares, Inc.	15,000	137,100
*	Encore Capital Group, Inc.	207,755	1,815,779
	Enterprise Bancorp, Inc.	20,760	229,398
	Enterprise Financial Services Corp.	28,199	277,760
	Epoch Holding Corp.	75,975	559,936
	ESB Financial Corp.	107,188	1,180,140
	ESSA Bancorp, Inc.	45,996	627,385
	Evans Bancorp, Inc.	10,810	144,584
	Evercore Partners, Inc. Class A	35,566	671,486
*	ExlService Holdings, Inc.	142,589	1,327,504
*	EZCORP, Inc. Class A	275,700	3,415,923
	F.N.B. Corp.	65	489
	Farmers Capital Bank Corp.	17,797	377,652
	FBL Financial Group, Inc. Class A	293,211	1,685,963
	Federal Agriculture Mortgage Corp. Class A	4,100	8,999
	Federal Agriculture Mortgage Corp. Class C	79,431	251,002
	Fidelity Bancorp, Inc.	5,416	47,580
	Fidelity Southern Corp.	83,742	200,145
#	Financial Federal Corp.	261,451	6,434,309
	Financial Institutions, Inc.	61,498	913,245
*	First Acceptance Corp.	44,747	114,105
	First Advantage Bancorp	7,153	69,742
	First Bancorp (318672102)	1	6
#	First Bancorp (318910106)	143,984	1,752,285
	First Bancorp of Indiana, Inc.	1,400	9,870
	First Bancorp, Inc.	46,368	809,122
	First Bancshares, Inc.	4,498	39,470
*	First Bank of Delaware	50,014	57,516
#	First Busey Corp.	321,933	2,520,735
	First Business Financial Services, Inc.	5,750	72,277
*	First California Financial Group, Inc.	5,395	32,181
* #	First Cash Financial Services, Inc.	295,856	4,863,873
#	First Commonwealth Financial Corp.	180	1,561
#	First Community Bancshares, Inc.	109,410	1,580,974
	First Defiance Financial Corp.	68,992	710,618
	First Federal Bancshares of Arkansas, Inc.	52,380	210,306
*	First Federal Bankshares, Inc.	1,350	2,524
	First Federal of Northern Michigan Bancorp, Inc.	13,700	18,906
	First Financial Bancorp	375,426	4,050,847
	First Financial Corp.	122,845	4,557,549
	First Financial Holdings, Inc.	108,023	972,207
	First Financial Northwest, Inc.	32,210	259,935
	First Financial Service Corp.	17,764	284,224
	First Franklin Corp.	2,153	8,278
*	First Investors Financial Services Group, Inc.	43,200	162,000
*	First Keystone Financial, Inc.	16,800	127,512
	First M&F Corp.	18,289	94,188
*	First Marblehead Corp.	24,300	46,656
* #	First Mariner Bancorp, Inc.	23,940	22,025
	First Merchants Corp.	170,070	2,068,051
*	First Mercury Financial Corp.	53,788	711,077
	First Midwest Bancorp, Inc.	35,342	313,130
*	First National Bancshares, Inc.	24	35
	First PacTrust Bancorp, Inc.	2,516	20,128
	First Place Financial Corp.	156,747	890,323

15

*	First Regional Bancorp	2,345	2,931
	First Security Group, Inc.	19,611	75,698
	First South Bancorp, Inc.	59,653	689,589
	First State Bancorporation	179,336	387,366
	First State Financial Corp.	175	212
	First United Corp.	30,709	307,090
	First West Virginia Bancorp, Inc.	1,040	12,012
	Firstbank Corp.	35,127	220,598
*	FirstCity Financial Corp.	90,800	286,020
* #	FirstFed Financial Corp.	125,121	55,053
#	Flagstar Bancorp, Inc.	298,800	433,260
	Flushing Financial Corp.	199,718	1,839,403
	FNB United Corp.	19,043	60,747
* #	Forestar Group, Inc.	29,231	375,911
*	Fox Chase Bancorp, Inc.	28,845	273,451
*	FPIC Insurance Group, Inc.	81,499	2,488,979
* #	Franklin Credit Holding Corp.	17,900	44,759
#	Frontier Financial Corp.	30,716	43,617
	German American Bancorp, Inc.	35,365	420,843
	GFI Group, Inc.	223,978	913,830
*	Golfsmith International Holdings, Inc.	1,000	1,060
	Gouverneur Bancorp, Inc.	4,366	25,759
#	Great Southern Bancorp, Inc.	79,851	1,316,743
#	Greene Bancshares, Inc.	99,241	843,548
*	Greenlight Capital Re, Ltd. Class A	4,400	68,112
	Grubb & Ellis Co.	2,288	2,128
	GS Financial Corp.	9,668	128,101
*	Guaranty Bancorp	222,959	494,969
	Guaranty Federal Bancshares, Inc.	17,171	86,027
	Habersham Bancorp	740	3,330
*	Hallmark Financial Services, Inc.	58,799	395,129
	Hampden Bancorp, Inc.	1,026	9,952
#	Hampton Roads Bankshares, Inc.	73,789	549,728
	Hanmi Financial Corp.	753	1,167
	Harleysville National Corp.	331,743	2,909,386
	Harleysville Savings Financial Corp.	6,522	83,319
	Harrington West Financial Group, Inc.	9,629	18,969
*	Harris & Harris Group, Inc.	96,972	469,344
	Hawthorn Bancshares, Inc.	4,259	51,065
	Heartland Financial USA, Inc.	134,677	1,990,526
	Hercules Technology Growth Capital, Inc.	126	757
	Heritage Commerce Corp.	46,307	374,161
	Heritage Financial Corp.	61,876	697,343
	Heritage Financial Group	3,203	25,912
	HF Financial Corp.	34,592	397,808
*	HFF, Inc.	49,900	134,730
*	Hilltop Holdings, Inc.	86,970	985,370
	Hingham Institution for Savings	12,751	356,773
	HMN Financial, Inc.	37,346	179,261
	Home Bancshares, Inc.	73,317	1,616,640
	Home Federal Bancorp, Inc.	39,936	402,954
	HopFed Bancorp, Inc.	4,655	44,222
	Horace Mann Educators Corp.	458,854	4,028,738
	Horizon Bancorp	10,308	156,475
#	Horizon Financial Corp.	117,723	175,407

16

	IBERIABANK Corp.	104,662	4,780,960
#	Imperial Capital Bancorp, Inc.	51,800	29,008
	Independence Holding Co.	46,358	239,671
	Independent Bank Corp. (453836108)	150,117	2,996,335
	Independent Bank Corp. (453838104)	214,800	386,640
	Indiana Community Bancorp	30,488	383,844
	Infinity Property & Casualty Corp.	144,873	5,105,325
	Integra Bank Corp.	161,455	348,743
*	International Assets Holding Corp.	8,198	99,032
	Intervest Bancshares Corp.	572	2,248
	Investors Title Co.	21,207	596,447
	Irwin Financial Corp.	280,400	353,304
*	Jacksonville Bancorp, Inc.	3,893	33,052
	Jefferson Bancshares, Inc.	5,911	40,549
	JMP Group, Inc.	14,278	76,958
	Kearny Financial Corp.	1	11
*	Kennedy-Wilson, Inc.	76,600	2,412,900
*	Kent Financial Services, Inc.	49,712	82,025
	Kentucky First Federal Bancorp	31,117	332,796
	K-Fed Bancorp	27,864	215,946
*	LaBranche & Co., Inc.	166,500	695,970
	Lakeland Bancorp, Inc.	94,434	803,633
	Lakeland Financial Corp.	85,808	1,610,616
#	LandAmerica Financial Group, Inc.	55,465	2,551
	Landmark Bancorp, Inc.	10,885	181,562
	Legacy Bancorp, Inc.	34,967	370,301
#	Life Partners Holdings, Inc.	87,079	1,630,119
*	Liquidity Services, Inc.	102,974	775,394
	LNB Bancorp, Inc.	16,004	91,783
*	LoopNet, Inc.	103,110	885,715
*	Louisiana Bancorp, Inc.	600	8,280
	LSB Corp.	26,443	241,160
	LSB Financial Corp.	2,723	38,122
	Macatawa Bank Corp.	1,285	4,073
	MainSource Financial Group, Inc.	131,699	1,140,513
*	Malvern Federal Bancorp, Inc.	1,300	12,577
*	Market Leader, Inc.	18,149	35,028
*	MarketAxess Holdings, Inc.	90,871	871,453
*	Marlin Business Services, Inc.	1,562	4,983
	Mayflower Bancorp, Inc.	3,750	26,719
*	Mays (J.W.), Inc.	2,700	15,997
	MB Financial, Inc.	69,727	950,379
	MBT Financial Corp.	1,363	3,435
	MCG Capital Corp.	208,051	366,170
	Meadowbrook Insurance Group, Inc.	444,386	2,644,097
	Medallion Financial Corp.	161,000	1,186,570
#	Mercantile Bancorp, Inc.	12,892	84,443
	Mercantile Bank Corp.	1,686	6,525
	Mercer Insurance Group, Inc.	59,656	872,171
	Merchants Bancshares, Inc.	61,299	1,161,616
*	Meridian Interstate Bancorp, Inc.	44,214	352,828
	Meta Financial Group, Inc.	22,923	299,604
	MetroCorp Bancshares, Inc.	64,082	206,344
	MicroFinancial, Inc.	69,540	159,942
	Mid Penn Bancorp, Inc.	7,022	129,907

17

	MidSouth Bancorp, Inc.	45,583	489,106
#	Midwest Banc Holdings, Inc.	216,843	351,286
	MidWestOne Financial Group, Inc.	2,754	23,271
	Monroe Bancorp	12,041	91,030
*	Move, Inc.	1,396,321	2,862,458
	MSB Financial Corp.	2,496	24,211
	MutualFirst Financial, Inc.	37,037	203,703
	Nara Bancorp, Inc.	76,370	283,333
	National Financial Partners Corp.	363	2,563
	National Interstate Corp.	50,713	819,015
#	National Penn Bancshares, Inc.	60,132	486,468
	National Security Group, Inc.	12,602	106,424
	National Western Life Insurance Co. Class A	7,929	903,034
	Naugatuck Valley Financial Corp.	5,841	33,586
*	Navigators Group, Inc.	30,962	1,405,056
	NBT Bancorp, Inc.	101,638	2,406,788
	Nelnet, Inc. Class A	94,503	569,853
*	New Century Bancorp, Inc.	8,559	46,219
	New England Bancshares, Inc.	2,680	16,375
	New Hampshire Thrift Bancshares, Inc.	20,318	184,284
	New Westfield Financial, Inc.	92,536	864,286
	NewBridge Bancorp	12,319	26,239
*	Newport Bancorp, Inc.	11,693	132,365
*	NewStar Financial, Inc.	16,691	37,889
*	Newtek Business Services, Inc.	243,027	99,641
*	NexCen Brands, Inc.	178,701	26,805
*	Nexity Financial Corp.	680	136
	North Central Bancshares, Inc.	17,500	229,687
	North Valley Bancorp	80	386
	Northeast Bancorp	13,100	103,752
	Northeast Community Bancorp, Inc.	25,152	188,766
	Northfield Bancorp, Inc.	74,095	837,273
	Northrim Bancorp, Inc.	42,314	484,495
	Northway Financial, Inc.	996	7,221
	Norwood Financial Corp.	6,533	186,190
	NYMAGIC, Inc.	72,223	851,509
	Ocean Shore Holding Co.	20,029	144,009
	OceanFirst Financial Corp.	112,791	1,370,411
* #	Ocwen Financial Corp.	351,061	3,903,798
	Ohio Valley Banc Corp.	9,823	222,000
#	Old Second Bancorp, Inc.	99,705	538,407
*	Optimumbank Holdings, Inc.	2,586	10,021
*	Oritani Financial Corp.	72,497	1,028,732
	Osage Bancshares, Inc.	9,097	80,145
#	PAB Bankshares, Inc.	1,033	4,049
	Pacific Capital Bancorp	88,525	614,363
	Pacific Continental Corp.	87,319	1,002,422
*	Pacific Mercantile Bancorp	2,247	7,595
*	Pacific Premier Bancorp, Inc.	31,912	135,307
*	Pacific State Bancorp	1,069	1,443
#	PacWest Bancorp	601,092	8,757,910
	Pamrapo Bancorp, Inc.	43,227	324,202
	Park Bancorp, Inc.	3,302	26,614
#	Park National Corp.	16	1,071
	Parkvale Financial Corp.	49,282	522,882

18

	Patriot National Bancorp	15,644	61,637
	Peapack-Gladstone Financial Corp.	81,252	1,540,538
*	Penn Treaty American Corp.	198,867	29,830
	Penns Woods Bancorp, Inc.	26,049	651,225
*	Pennsylvania Commerce Bancorp, Inc.	64,237	1,419,638
*	Penson Worldwide, Inc.	24,539	248,825
	Peoples Bancorp	3,331	31,328
	Peoples Bancorp of North Carolina	15,218	101,961
	Peoples Bancorp, Inc.	96,416	1,597,613
*	Peoples Community Bancorp	900	333
*	PICO Holdings, Inc.	170,271	5,108,130
	Pinnacle Bancshares, Inc.	2,000	14,400
*	Pinnacle Financial Partners, Inc.	139,835	2,494,656
*	Piper Jaffray Companies, Inc.	25,300	877,151
*	PMA Capital Corp. Class A	303,756	1,139,085
	PMI Group, Inc.	150,100	94,563
	Porter Bancorp, Inc.	22,403	327,756
* #	Portfolio Recovery Associates, Inc.	154,630	5,407,411
	Preferred Bank	16,063	69,392
	Premier Financial Bancorp, Inc.	18,900	94,405
	Presidential Life Corp.	264,449	2,826,960
	Princeton National Bancorp, Inc.	16,630	235,148
#	PrivateBancorp, Inc.	67,185	1,360,496
	Providence Community Bancshares, Inc.	24	72
	Provident Bankshares Corp.	87,300	767,367
#	Provident Financial Holdings, Inc.	72,893	481,823
	Provident Financial Services, Inc.	92	982
	Provident New York Bancorp	402,856	3,412,190
	Prudential Bancorp, Inc. of Pennsylvania	20,121	235,818
	PSB Holdings, Inc.	813	3,854
	Pulaski Financial Corp.	70,422	492,954
	QC Holdings, Inc.	121,144	776,533
	Radian Group, Inc.	144,300	249,639
	Rainier Pacific Financial Group, Inc.	51,047	63,809
	Renasant Corp.	144,153	2,032,557
#	Republic Bancorp, Inc. Class A	199,446	4,435,679
*	Republic First Bancorp, Inc.	71,317	586,939
	Resource America, Inc.	167,368	830,145
*	Rewards Network, Inc.	261,950	977,073
	Riverview Bancorp, Inc.	96,249	337,834
	Rockville Financial, Inc.	51,439	484,041
	Roma Financial Corp.	63,402	824,860
	Rome Bancorp, Inc.	53,296	479,664
	Royal Bancshares of Pennsylvania, Inc. Class A	25,954	60,732
	Rurban Financial Corp.	2,810	23,604
	S&T Bancorp, Inc.	102	1,823
	S.Y. Bancorp, Inc.	131,985	3,328,662
	Safety Insurance Group, Inc.	68,016	2,247,929
	Salisbury Bancorp, Inc.	5,016	119,933
	Sanders Morris Harris Group, Inc.	95,715	432,632
	Sandy Spring Bancorp, Inc.	46,612	757,445
	SCBT Financial Corp.	77,631	1,790,947
*	Seabright Insurance Holdings	165,630	1,537,046
	Seacoast Banking Corp. of Florida	73,747	311,212
#	Security Bank Corp.	82,743	47,164

19

*	Security National Financial Corp. Class A	5,085	7,017
	Shore Bancshares, Inc.	23,534	456,324
	SI Financial Group, Inc.	600	2,400
	Siebert Financial Corp.	12,841	18,619
#	Sierra Bancorp	89,538	1,075,351
	Simmons First National Corp. Class A	138,653	3,595,272
	Smithtown Bancorp, Inc.	90,817	1,216,948
#	South Financial Group, Inc.	830,176	1,378,092
	South Street Financial Corp.	2,945	8,540
*	Southcoast Financial Corp.	243	1,349
	Southern Community Financial Corp.	45,616	164,674
*	Southern Connecticut Bancorp, Inc.	12,838	70,609
*	Southern First Bancshares, Inc.	22,627	130,105
	Southern Missouri Bancorp, Inc.	4,838	51,646
*	SouthFirst Bancshares, Inc.	100	975
	Southside Bancshares, Inc.	92,234	1,964,586
	Southwest Bancorp, Inc.	134,629	922,209
	Southwest Georgia Financial Corp.	11,975	108,134
	State Bancorp, Inc.	107,076	882,306
	StellarOne Corp.	62,750	807,592
	Sterling Bancorp	274,969	3,145,645
	Sterling Bancshares, Inc.	632,637	4,207,036
#	Sterling Financial Corp.	44,768	142,810
	Stewart Information Services Corp.	154,678	3,497,270
*	Stratus Properties, Inc.	70,510	636,705
#	Suffolk Bancorp	96,990	2,482,944
*	Sun American Bancorp	7,880	2,758
*	Sun Bancorp, Inc.	227,308	1,495,688
*	Superior Bancorp	626	2,648
*	Susser Holdings Corp.	39,423	569,662
	Sussex Bancorp	5,495	22,200
	SWS Group, Inc.	268,623	3,435,688
	Taylor Capital Group, Inc.	71,940	305,745
	Team Financial, Inc.	3,892	389
	Teche Holding Co.	11,715	387,181
*	Tejon Ranch Co.	164,529	3,817,073
	Temecula Valley Bancorp, Inc.	599	323
*	Tennessee Commerce Bancorp, Inc.	1,350	11,171
*	Texas Capital Bancshares, Inc.	171,944	2,407,216
	TF Financial Corp.	20,349	386,631
*	The Bancorp, Inc.	4,395	23,777
	The First Bancshares, Inc.	4,056	36,504
*	The Intergroup Corp.	6,500	62,335
	The Phoenix Companies, Inc.	2,116,000	3,300,960
	The Savannah Bancorp, Inc.	13,017	109,148
	The Wilber Corp.	22,666	162,062
*	thinkorswim Group, Inc.	299,712	2,847,264
	Thomas Properties Group, Inc.	52,676	105,879
*	Thomas Weisel Partners Group, Inc.	47,890	216,463
	TIB Financial Corp.	4,963	15,485
*	Tidelands Bancshares, Inc.	11,702	43,765
	TierOne Corp.	163,324	346,247
	Timberland Bancorp, Inc.	70,526	382,956
	Tompkins Financial Corp.	82,112	3,461,021
*	Tower Financial Corp.	6,650	34,912

20

	Tower Group, Inc.	91,491	2,487,640
	TowneBank	69,111	1,190,783
*	Tradestation Group, Inc.	330,946	2,683,972
*	Tree.com, Inc.	1,600	10,272
* #	Trenwick Group, Ltd.	12,662	127
* #	Triad Guaranty, Inc.	85,095	28,081
	TriCo Bancshares	150,603	2,409,648
#	TrustCo Bank Corp.	491,342	2,948,052
	UCBH Holdings, Inc.	196,446	251,451
	Umpqua Holdings Corp.	6,748	64,713
	Unico American Corp.	114,100	910,518
	Union Bankshares Corp.	120,442	2,058,354
	Union Bankshares, Inc.	11,325	181,200
*	United America Indemnity, Ltd.	54,564	276,639
	United Bancshares, Inc.	6,192	58,824
*	United Capital Corp.	84,237	1,512,897
* #	United Community Bancorp	650	4,062
#	United Community Banks, Inc.	57,146	368,592
	United Community Financial Corp.	271,344	561,682
	United Financial Bancorp, Inc.	55,280	733,566
	United Fire & Casualty Co.	163,916	3,060,312
*	United PanAm Financial Corp.	150,147	274,769
#	United Security Bancshares	91,133	659,803
	United Western Bancorp, Inc.	35,127	324,925
	Unity Bancorp, Inc.	31,871	116,329
*	Universal American Corp.	1	10
	Universal Insurance Holdings, Inc.	142,386	580,935
	Univest Corp. of Pennsylvania	99,127	2,068,780
	ViewPoint Financial Group	66,566	1,035,767
*	Virginia Commerce Bancorp, Inc.	11,264	36,045
* #	Virtus Investment Partners, Inc.	51,943	589,553
	VIST Financial Corp.	9,127	76,941
	VSB Bancorp, Inc.	2,350	20,797
*	Waccamaw Bankshares, Inc.	9,250	28,444
	Wainwright Bank & Trust Co.	12,787	99,035
	Washington Banking Co.	24,781	194,531
	Washington Trust Bancorp, Inc.	132,221	2,413,033
*	Waterstone Financial, Inc.	26,636	75,913
	Wayne Savings Bancshares, Inc.	1,789	9,535
#	Webster Financial Corp.	63,268	330,892
	Wesbanco, Inc.	244,944	4,871,936
	West Bancorporation	79,837	702,566
#	West Coast Bancorp	105,149	296,520
* #	Western Alliance Bancorp	44,434	289,265
	Westwood Holdings Group, Inc.	68,070	2,686,723
*	White River Capital, Inc.	3,332	23,724
#	Wilshire Bancorp, Inc.	264,376	1,068,079
*	Wilshire Enterprises, Inc.	130,375	195,563
#	Wintrust Financial Corp.	96,528	1,640,976
* #	World Acceptance Corp.	163,901	4,864,582
	WSB Holdings, Inc.	44,668	112,563
	WSFS Financial Corp.	12,200	330,742
	WVS Financial Corp.	11,178	167,670
	Yadkin Valley Financial Corp.	26,186	214,725
*	ZipRealty, Inc.	117,880	331,243
Total Financials			420,786,784

21

Health Care — (12.4%)
*	A.D.A.M., Inc.	16,536	53,742
* #	Abaxis, Inc.	185,386	2,803,036
* #	ABIOMED, Inc.	269,889	1,800,160
*	Acadia Pharmaceuticals, Inc.	2,778	2,750
*	Accelr8 Technology Corp.	32,134	63,625
*	Accelrys, Inc.	271,677	1,222,547
* #	Access Pharmaceuticals, Inc.	15,200	22,800
* #	Accuray, Inc.	172,484	1,043,528
*	Achillion Pharmaceuticals, Inc.	1,193	2,028
*	Adolor Corp.	294,513	662,654
*	Advanced Life Sciences Holdings, Inc.	35,367	16,976
*	AdvanSource Biomaterials Corp.	158,764	41,279
*	Affymax, Inc.	46,305	821,451
*	Air Methods Corp.	117,580	3,121,749
*	Akorn, Inc.	788,259	662,138
*	Albany Molecular Research, Inc.	318,453	3,108,101
*	Alexza Pharmaceuticals, Inc.	107,479	178,415
* #	Align Technology, Inc.	189,161	2,347,488
*	Alliance HealthCare Services, Inc.	473,700	3,728,019
*	Allied Healthcare International, Inc.	352,871	550,479
*	Allied Healthcare Products, Inc.	13,948	79,225
*	Allion Healthcare, Inc.	76,316	425,080
*	Allos Therapeutics, Inc.	651,602	3,994,320
* #	Almost Family, Inc.	29,219	721,709
*	Altus Pharmaceuticals, Inc.	166	41
*	AMAG Pharmaceuticals, Inc.	119,140	5,343,429
*	America Services Group, Inc.	60,531	861,356
*	American Caresource Holding, Inc.	6,054	52,246
*	American Claims Evaluation, Inc.	2,200	1,430
*	American Dental Partners, Inc.	86,847	603,152
*	American Shared Hospital Services	35,563	72,904
*	AMICAS, Inc.	326,087	704,348
*	Amicus Therapeutics, Inc.	600	5,370
*	AMN Healthcare Services, Inc.	266,939	1,839,210
*	Amsurg Corp.	297,081	6,102,044
*	Anadys Pharmaceuticals, Inc.	89,413	222,638
	Analogic Corp.	128,346	4,671,794
*	Angeion Corp.	1,294	2,834
*	AngioDynamics, Inc.	170,383	2,158,753
*	Anika Therapeutics, Inc.	104,524	587,425
*	Arca Biopharma, Inc.	1,836	17,626
* #	Ardea Biosciences, Inc.	52,048	642,272
* #	Arena Pharmaceuticals, Inc.	230,047	646,432
*	Ariad Pharmaceuticals, Inc.	22,318	33,477
*	Arqule, Inc.	136,874	609,089
* #	Array BioPharma, Inc.	475,140	1,392,160
*	Arrhythmia Research Technology, Inc.	26,575	66,969
*	Aspect Medical Systems, Inc.	160,275	810,992
*	Assisted Living Concepts, Inc.	38,772	768,849
*	AtriCure, Inc.	32,397	40,172
	Atrion Corp.	19,601	1,755,466
*	ATS Medical, Inc.	233,084	622,334

22

*	AVANIR Pharmaceuticals, Inc. Class A	277,567	238,708
*	AVI BioPharma, Inc.	3,910	3,167
*	Avigen, Inc.	262,088	322,368
*	Bioanalytical Systems, Inc.	30,808	48,985
* #	BioCryst Pharmaceuticals, Inc.	383,240	1,517,630
*	Biodel, Inc.	55,230	265,104
*	Bio-Imaging Technologies, Inc.	145,077	580,308
* #	BioLase Technology, Inc.	1,870	1,945
*	BioMimetic Therapeutics, Inc.	57,968	499,104
* #	Bio-Reference Laboratories, Inc.	134,668	3,456,928
*	BioSante Pharmaceuticals, Inc.	112,608	231,972
*	BioScrip, Inc.	356,462	1,133,549
*	BioSphere Medical, Inc.	183,566	348,775
* #	BMP Sunstone Corp.	19,747	77,013
*	Bovie Medical Corp.	158,799	1,071,893
*	BSD Medical Corp.	208,291	501,981
*	Cadence Pharmaceuticals, Inc.	235,629	2,384,565
*	Caliper Life Sciences, Inc.	463,931	668,061
	Cambrex Corp.	279,880	652,120
*	Candela Corp.	219,988	204,589
*	Cantel Medical Corp.	116,343	1,643,927
*	Capital Senior Living Corp.	189,391	748,094
*	Caraco Pharmaceutical Laboratories, Ltd.	261,762	1,172,694
*	Cardiac Science Corp.	187,226	552,317
*	Cardica, Inc.	60,128	159,339
*	CardioDynamics International Corp.	34,800	27,492
*	Cardiovascular Systems, Inc.	1,915	12,524
*	Cardium Therapeutics, Inc.	18	24
*	CAS Medical Systems, Inc.	997	1,974
*	Catalyst Pharmaceutical Partners, Inc.	25,086	46,911
*	Celera Corp.	3,700	29,933
*	Celldex Therapeutics, Inc.	47,296	409,583
* #	Cepheid, Inc.	118,630	1,150,711
*	Cerus Corp.	51,125	60,328
*	Clarient, Inc.	44,200	122,876
* #	Cleveland Biolabs, Inc.	2,513	8,695
* #	Clinical Data, Inc.	177,838	2,278,105
*	Columbia Laboratories, Inc.	27,734	38,550
* #	CombiMatrix Corp.	21,497	156,713
#	Computer Programs & Systems, Inc.	100,981	3,533,325
* #	Conceptus, Inc.	280,124	3,792,879
*	CONMED Corp.	266,279	3,546,836
*	Continucare Corp.	10,250	20,295
* #	Corcept Therapeutics, Inc.	199,501	183,541
*	Cornerstone Therapeutics, Inc.	8,755	49,904
*	Corvel Corp.	135,749	3,054,353
*	CPEX Pharmaceuticals, Inc.	20,495	153,713
*	Cross Country Healthcare, Inc.	304,069	2,678,848
*	CryoLife, Inc.	247,429	1,343,539
*	CuraGen Corp.	254,100	238,854
*	Curis, Inc.	3,274	3,831
*	Cutera, Inc.	35,001	219,806
* #	Cyberonics, Inc.	243,068	3,218,220
*	Cyclacel Pharmaceuticals, Inc.	1,595	973
*	Cynosure, Inc. Class A	573	3,507

23

*	Cypress Bioscience, Inc.	153,054	1,101,989
*	Cytokinetics, Inc.	159,844	297,310
* #	Cytori Therapeutics, Inc.	144,413	258,499
	Daxor Corp.	43,502	598,153
*	Del Global Technologies Corp.	157,042	125,634
* #	Dendreon Corp.	544,471	11,542,785
*	DepoMed, Inc.	176,462	367,041
*	Dexcom, Inc.	138,159	618,952
*	Dialysis Corp. of America	36,951	193,993
*	Digirad Corp.	75,285	103,140
* #	Discovery Laboratories, Inc.	293,850	255,650
*	Durect Corp.	617,647	1,507,059
*	DUSA Pharmaceuticals, Inc.	21,621	28,540
*	Dyax Corp.	466,243	913,836
*	Dynacq Healthcare, Inc.	64,639	226,237
*	Dynavax Technologies Corp.	2,993	3,322
*	Emergent Biosolutions, Inc.	86,704	928,600
*	Emeritus Corp.	147,225	1,330,914
*	Emisphere Technologies, Inc.	2,065	1,074
*	Encision, Inc.	3,700	6,475
* ●	Endo Pharmaceuticals Solutions	203,104	201,073
* #	Endocare, Inc.	23,766	23,766
*	Endologix, Inc.	5,319	12,553
	Ensign Group, Inc.	60,783	942,137
*	ENTREMED, Inc.	17,684	6,985
*	Enzo Biochem, Inc.	19,373	79,429
* #	Enzon Pharmaceuticals, Inc.	145,365	835,849
*	EPIX Pharmaceuticals, Inc.	213,733	111,141
*	eResearch Technology, Inc.	514,980	2,610,949
*	etrials Worldwide, Inc.	92,049	69,037
*	Evotec AG Sponsored ADR	49,386	86,426
*	Exact Sciences Corp.	177,840	300,550
*	Exactech, Inc.	100,152	1,327,014
* #	Exelixis, Inc.	318,810	1,571,733
*	Five Star Quality Care, Inc.	2,565	4,335
*	Genomic Health, Inc.	192,364	4,328,190
*	Genoptix, Inc.	50,305	1,462,869
*	Gentiva Health Services, Inc.	124,155	1,977,789
* #	Geron Corp.	381,628	1,961,568
* #	Greatbatch, Inc.	219,343	4,614,977
*	GTC Biotherapeutics, Inc.	86,429	33,707
* #	GTx, Inc.	169,636	1,667,522
* #	Halozyme Therapeutics, Inc.	329,900	2,084,968
*	Hanger Orthopedic Group, Inc.	286,565	3,986,119
*	Hansen Medical, Inc.	18,496	99,324
*	Harvard Bioscience, Inc.	307,900	892,910
*	Health Grades, Inc.	207,771	664,867
*	HealthStream, Inc.	208,497	512,903
*	HealthTronics, Inc.	325,205	474,799
*	Healthways, Inc.	101,007	1,053,503
*	Hi-Tech Pharmacal Co., Inc.	109,775	828,801
*	Home Diagnostics, Inc.	38,020	225,839
	Hooper Holmes, Inc.	672,769	262,380
*	Human Genome Sciences, Inc.	454	994
*	iBioPharma, Inc.	116,875	56,100

24

*	Icagen, Inc.	159	78
*	ICU Medical, Inc.	136,104	5,117,510
* #	Idenix Pharmaceuticals, Inc.	171,201	633,444
* #	Idera Pharmaceuticals, Inc.	154,651	929,453
*	IDM Pharma, Inc.	67,567	112,837
*	I-Flow Corp.	33,226	166,130
*	Immtech International, Inc.	1,055	306
*	ImmunoGen, Inc.	274,057	1,904,696
*	Immunomedics, Inc.	5,373	6,233
*	Incyte Corp.	685,953	1,618,849
*	Infinity Pharmaceuticals, Inc.	148,385	918,503
*	Inhibitex, Inc.	12,200	3,904
* #	Inspire Pharmaceuticals, Inc.	503,708	2,261,649
*	IntegraMed America, Inc.	71,370	494,594
* #	InterMune, Inc.	309,720	4,193,609
#	Invacare Corp.	256,974	3,954,830
*	InVentiv Health, Inc.	74,111	821,891
*	IPC The Hospitalist Co.	48,058	880,903
*	Iridex Corp.	6,461	9,175
*	IRIS International, Inc.	173,904	1,942,508
* #	Isolagen, Inc.	83,200	10,816
*	IsoRay, Inc.	20	7
*	IVAX Diagnostics, Inc.	119	46
*	Javelin Pharmaceuticals, Inc.	3,201	4,289
* #	Kendle International, Inc.	141,840	1,262,376
*	Kensey Nash Corp.	117,601	2,462,565
*	Keryx Biopharmaceuticals, Inc.	45,500	10,920
	Kewaunee Scientific Corp.	25,273	237,061
*	Kindred Healthcare, Inc.	201,795	2,627,371
#	Landauer, Inc.	89,595	4,746,743
*	Langer, Inc.	13,200	7,128
*	Lannet Co., Inc.	10,291	56,343
	LCA-Vision, Inc.	50,480	290,260
*	LeMaitre Vascular, Inc.	19,700	50,235
*	Lexicon Pharmaceuticals, Inc.	8,884	9,772
* #	LHC Group, Inc.	120,710	2,754,602
*	Ligand Pharmaceuticals, Inc. Class B	524,976	1,569,678
*	Magyar Bancorp, Inc.	15,818	78,299
*	MAKO Surgical Corp.	4,088	27,390
* #	Mannkind Corp.	306,030	1,251,663
*	Matrixx Initiatives, Inc.	93,800	1,605,856
*	Maxygen, Inc.	359,381	2,102,379
*	MDRNA, Inc.	7,523	5,755
*	MedCath Corp.	91,975	930,787
*	Medical Action Industries, Inc.	142,304	1,380,349
*	Medical Staffing Network Holdings, Inc.	227,000	36,320
*	MediciNova, Inc.	300	756
* #	Medivation, Inc.	127,336	2,461,405
*	MEDTOX Scientific, Inc.	76,796	622,816
	Merge Healthcare, Inc.	221,137	411,315
*	Merit Medical Systems, Inc.	262,180	4,066,412
*	Metabolix, Inc.	68,861	544,002
*	Metropolitan Health Networks, Inc.	468,252	791,346
* #	Micromet, Inc.	127,057	434,535
*	Micrus Endovascular Corp.	146,236	1,011,953

25

*	MiddleBrook Pharmaceuticals, Inc.	3,172	4,473
* #	Molecular Insight Pharmaceuticals, Inc.	217,158	807,828
* #	Molina Healthcare, Inc.	105,756	2,289,617
*	Momenta Pharmaceuticals, Inc.	253,493	2,839,122
* #	Monogram Biosciences, Inc.	100,414	268,105
*	MTS Medication Technologies, Inc.	43,048	169,179
*	MWI Veterinary Supply, Inc.	96,120	2,987,410
*	Nabi Biopharmaceuticals	482,904	1,661,190
*	Nanosphere, Inc.	1,766	6,181
*	National Dentex Corp.	646	3,191
	National Healthcare Corp.	103,884	4,124,195
	National Research Corp.	66,513	1,676,793
* #	Natus Medical, Inc.	212,592	1,866,558
*	Nektar Therapeutics	314,150	1,759,240
* #	Neogen Corp.	135,771	3,077,929
*	Neurobiological Technologies, Inc.	870	661
*	Neurocrine Biosciences, Inc.	386,646	1,275,932
* #	Neurogen Corp.	198,001	43,560
*	NeurogesX, Inc.	2,300	6,325
*	Nighthawk Radiology Holdings, Inc.	18,368	65,574
*	NMT Medical, Inc.	962	847
* #	Northfield Laboratories, Inc.	177,738	88,869
*	Northstar Neuroscience, Inc.	68,280	131,098
* #	NovaMed, Inc.	219,315	690,842
* #	Novavax, Inc.	420,750	1,026,630
*	Noven Pharmaceuticals, Inc.	135,187	1,395,130
*	NOVT Corp.	19,302	27,023
*	NPS Pharmaceuticals, Inc.	133,552	462,090
*	Nutraceutical International Corp.	58,298	479,210
*	NxStage Medical, Inc.	336,545	753,861
*	Obagi Medical Products, Inc.	65,783	395,356
*	Odyssey Healthcare, Inc.	322,388	3,339,940
*	Omnicell, Inc.	231,483	2,037,050
*	OncoGenex Pharmaceutical, Inc.	7,079	47,075
*	Opexa Therapeutics, Inc.	18,635	7,268
*	Optimer Pharmaceuticals, Inc.	95,780	1,338,047
*	OraSure Technologies, Inc.	118,351	428,431
*	Orchid Cellmark, Inc.	287,604	287,604
*	Ore Pharmaceuticals, Inc.	50,794	25,397
*	Orexigen Therapeutics, Inc.	46,915	133,239
*	Orthologic Corp.	315,300	214,593
*	Oscient Pharmaceuticals Corp.	31,239	7,560
* #	Osiris Therapeutics, Inc.	106,875	1,354,106
*	Osteotech, Inc.	23,611	90,194
*	OXiGENE, Inc.	2,236	2,124
*	Pain Therapeutics, Inc.	410,909	1,947,709
*	Palomar Medical Technologies, Inc.	59,770	514,620
*	Par Pharmaceutical Cos., Inc.	271,575	2,914,000
*	PDI, Inc.	131,394	421,775
*	Penwest Pharmaceuticals Co.	278,634	456,960
*	Pharmasset, Inc.	59,142	532,278
*	PharMerica Corp.	283,292	5,170,079
*	Phase Forward, Inc.	157,832	2,250,684
*	PHC, Inc.	26,839	23,618
*	PhotoMedex, Inc.	2,954	4,712

26

*	Poniard Pharmaceuticals, Inc.	3,201	10,211
* #	Pozen, Inc.	244,062	1,869,515
*	Progenics Pharmaceuticals, Inc.	284,275	1,557,827
*	Prospect Medical Holdings, Inc.	32,100	54,891
*	Providence Service Corp.	33,130	325,337
*	ProxyMed, Inc.	121,529	851
	Psychemedics Corp.	1,558	9,348
*	QuadraMed Corp.	77,074	529,498
*	Questcor Pharmaceuticals, Inc.	343,109	1,543,991
*	Quidel Corp.	307,000	3,573,480
* #	Quigley Corp.	56,585	369,217
*	RadNet, Inc.	43,587	67,124
*	Regeneration Technologies, Inc.	302,085	1,069,381
*	RehabCare Group, Inc.	130,630	2,181,521
*	Repligen Corp.	315,575	1,341,194
*	Repros Therapeutics, Inc.	44,891	309,299
*	Res-Care, Inc.	275,791	4,418,172
*	Retractable Technologies, Inc.	272	199
*	Rigel Pharmaceuticals, Inc.	232,324	1,542,631
*	Rochester Medical Corp.	101,576	1,072,643
*	Rockwell Medical Technologies, Inc.	36,350	180,660
*	Rural/Metro Corp.	110,300	148,905
*	RXi Pharmaceuticals Corp.	319	1,451
* #	Salix Pharmaceuticals, Ltd.	301,055	3,311,605
* #	Sangamo BioSciences, Inc.	343,507	1,459,905
*	Santarus, Inc.	40,827	71,856
* #	Savient Pharmaceuticals, Inc.	185,995	982,054
*	SciClone Pharmaceuticals, Inc.	3,669	5,834
* #	Seattle Genetics, Inc.	474,713	4,381,601
*	Senesco Technologies, Inc.	185	107
*	Senomyx, Inc.	307,229	715,844
*	SenoRx, Inc.	5,301	19,349
*	SeraCare Life Sciences, Inc.	127,485	83,503
*	Skilled Healthcare Group, Inc.	94,206	822,418
*	Somanetics Corp.	121,507	1,969,628
*	Somaxon Pharmaceuticals, Inc.	798	295
*	Sonic Innovations, Inc.	2,086	1,293
*	SonoSite, Inc.	154,826	2,793,061
	Span-American Medical System, Inc.	33,000	366,300
*	Spectranetics Corp.	226,593	883,713
*	Spectrum Pharmaceuticals, Inc.	73,333	178,933
*	SRI/Surgical Express, Inc.	46,400	69,600
* #	STAAR Surgical Co.	275,704	238,484
* #	StemCells, Inc.	154,160	262,072
*	Stereotaxis, Inc.	91,167	304,498
*	Strategic Diagnostics, Inc.	1,653	1,752
*	Sucampo Pharmaceuticals, Inc.	11,966	77,779
*	Sun Healthcare Group, Inc.	420,360	3,560,449
*	SunLink Health Systems, Inc.	33,465	53,879
*	SuperGen, Inc.	4,817	9,682
* #	SurModics, Inc.	178,765	3,879,201
*	Symmetry Medical, Inc.	269,982	1,960,069
*	Synovis Life Technologies, Inc.	119,202	1,809,486
* #	Synta Pharmaceuticals Corp.	64,453	209,472
*	Targacept, Inc.	2,155	7,736

27

* #	Telik, Inc.	140,820	91,533
*	The Medicines Co.	20,896	208,542
*	Theragenics Corp.	280,300	347,572
*	Threshold Pharmaceuticals, Inc.	17,876	30,032
*	Tomotherapy, Inc.	35,800	92,364
*	Torreypines Therapeutics, Inc.	889	160
*	TranS1, Inc.	51,361	373,908
*	Transcend Services, Inc.	8,341	96,756
*	Transcept Pharmaceuticals, Inc.	52	151
	Trimeris, Inc.	6,266	12,595
*	Triple-S Management Corp.	53,558	686,614
* ●	Tripos Escrow Shares	1,300	117
*	U.S. Physical Therapy, Inc.	118,606	1,385,318
*	Urologix, Inc.	123,100	104,635
*	Uroplasty, Inc.	12,179	8,525
	Utah Medical Products, Inc.	49,300	1,080,656
*	Vascular Solutions, Inc.	150,435	1,015,436
*	Vical, Inc.	22,924	58,456
*	ViroPharma, Inc.	104,800	590,024
* #	Virtual Radiologic Corp.	13,197	120,885
*	Vision-Sciences, Inc.	23,250	27,668
*	Vital Images, Inc.	114,941	1,164,352
*	Vivus, Inc.	585,337	2,347,201
*	VNUS Medical Technologies, Inc.	66,469	1,472,288
* #	Volcano Corp.	82,889	1,093,306
*	Wright Medical Group, Inc.	7,600	104,500
*	XenoPort, Inc.	63,306	865,393
*	XOMA, Ltd.	138	75
	Young Innovations, Inc.	72,385	1,121,968
*	Zila, Inc.	15,023	4,817
*	Zoll Medical Corp.	196,158	3,154,221
*	Zymogenetics, Inc.	111,193	389,176
Total Health Care			343,248,181

Industrials — (14.2%)
*	3D Systems Corp.	190,387	1,334,613
*	A. T. Cross Co. Class A	73,055	211,860
#	AAON, Inc.	207,287	4,037,951
*	AAR Corp.	112,900	1,701,403
*	ACCO Brands Corp.	177,655	371,299
*	Accuride Corp.	255,408	94,501
	Aceto Corp.	228,797	1,635,899
*	Active Power, Inc.	333,059	190,277
	Administaff, Inc.	113,778	3,033,321
*	AeroCentury Corp.	8,166	40,912
*	Aerosonic Corp.	480	1,056
*	AeroVironment, Inc.	66,164	1,565,440
*	Air Transport Services Group, Inc.	80,379	52,222
*	AirTran Holdings, Inc.	305,718	2,124,740
	Alamo Group, Inc.	90,749	1,021,834
	Albany International Corp. Class A	4,300	39,904
*	Allied Defense Group, Inc.	51,940	209,318
*	Altra Holdings, Inc.	143,580	785,383
	American Ecology Corp.	176,798	2,920,703
	American Railcar Industries, Inc.	36,252	330,618

28

*	American Reprographics Co.	123,819	798,633
#	American Science & Engineering, Inc.	88,885	5,356,210
* #	American Superconductor Corp.	222,974	5,730,432
#	American Woodmark Corp.	129,528	2,681,230
#	Ameron International Corp.	79,595	4,709,636
	Ampco-Pittsburgh Corp.	86,200	2,099,832
*	AMREP Corp.	55,375	1,029,421
*	APAC Customer Services, Inc.	150,443	693,542
	Apogee Enterprises, Inc.	255,606	3,425,120
*	Applied Energetics, Inc.	1,516	546
	Applied Signal Technologies, Inc.	122,704	2,424,631
*	Argan, Inc.	19,313	257,056
*	Argon ST, Inc.	216,502	4,414,476
	Arkansas Best Corp.	162,953	3,760,955
*	Arotech Corp.	99,723	89,751
	Art’s-Way Manufacturing Co., Inc.	200	776
* #	Astec Industries, Inc.	198,740	6,125,167
*	Astronics Corp.	69,220	766,265
*	Astronics Corp. Class B	17,159	185,317
*	Astrotech Corp.	6,182	4,327
*	Avalon Holding Corp. Class A	20,575	36,212
*	Avis Budget Group, Inc.	86,238	180,237
*	Axsys Technologies, Inc.	101,363	4,248,123
* #	AZZ, Inc.	119,452	3,694,650
#	Badger Meter, Inc.	232,440	9,055,862
*	Baker (Michael) Corp.	85,237	2,863,963
*	Baldwin Technology Co., Inc. Class A	2,160	2,527
	Barnes Group, Inc.	14,200	201,072
	Barrett Business Services, Inc.	92,843	928,430
* #	Beacon Roofing Supply, Inc.	188,843	3,002,604
*	Blount International, Inc.	325,962	2,086,157
* #	BlueLinx Holdings, Inc.	17,316	54,199
	Bowne & Co., Inc.	216,854	1,108,124
*	Breeze-Eastern Corp.	98,241	811,471
	Briggs & Stratton Corp.	26	387
*	BTU International, Inc.	74,894	280,104
*	Builders FirstSource, Inc.	2,643	8,748
*	Butler International, Inc.	1	—
#	C&D Technologies, Inc.	230,400	504,576
*	CAI International, Inc.	75	275
* #	Cano Petroleum, Inc.	1,730	1,107
*	Capstone Turbine Corp.	7,331	5,865
	Cascade Corp.	109,805	2,653,987
*	Casella Waste Systems, Inc. Class A	190,472	392,372
* #	CBIZ, Inc.	625,224	4,914,261
	CDI Corp.	57,957	692,586
*	CECO Environmental Corp.	5,686	20,185
*	Celadon Group, Inc.	200,675	1,372,617
*	Cenveo, Inc.	8,436	39,818
*	Ceradyne, Inc.	72,309	1,246,607
	Champion Industries, Inc.	53,936	81,443
	Chase Corp.	76,372	729,353
	Chicago Rivet & Machine Co.	20,000	246,500
	CIRCOR International, Inc.	106,080	2,729,438
*	Coleman Cable, Inc.	1,786	4,447

29

*	Columbus McKinnon Corp.	175,855	2,279,081
*	Comforce Corp.	80,066	105,687
	Comfort Systems USA, Inc.	399,935	4,315,299
*	Commercial Vehicle Group, Inc.	211,435	202,978
*	Competitive Technologies, Inc.	102,100	158,255
	CompX International, Inc.	15,616	93,384
*	COMSYS IT Partners, Inc.	4,801	25,349
*	Conrad Industries, Inc.	18,700	112,200
*	Consolidated Graphics, Inc.	84,422	1,639,475
*	Cornell Companies, Inc.	147,824	2,687,440
	Corporate Executive Board Co.	95,344	1,647,544
* #	CoStar Group, Inc.	37,496	1,389,227
*	Covanta Holding Corp.	1	11
*	Covenant Transport Group Class A	91,000	187,460
*	CPI Aerostructures, Inc.	47,933	354,704
*	CRA International, Inc.	102,480	2,391,883
	Cubic Corp.	20,580	590,852
	Deluxe Corp.	104,735	1,518,658
	Diamond Management & Technology Consultants, Inc.	239,817	671,488
*	Document Securities Systems, Inc.	1,070	2,044
* #	Dollar Thrifty Automotive Group, Inc.	196,339	738,235
*	Double Eagle Petroleum Co.	268	1,222
	Ducommun, Inc.	99,023	1,715,078
*	Duff & Phelps Corp.	25,308	477,309
*	DXP Enterprises, Inc.	67,332	894,169
*	Dynamex, Inc.	98,300	1,445,993
	Dynamic Materials Corp.	34,064	546,387
#	Eagle Bulk Shipping, Inc.	16,300	106,276
#	Eastern Co.	54,659	624,752
	Ecology & Environment, Inc. Class A	20,492	275,822
	Electro Rent Corp.	238,205	2,279,622
#	Encore Wire Corp.	219,225	4,787,874
*	Energy Focus, Inc.	838	696
* #	EnerNOC, Inc.	61,108	1,067,557
*	EnerSys	32,548	554,943
*	ENGlobal Corp.	238,669	1,377,120
	Ennis, Inc.	227,402	2,046,618
*	EnPro Industries, Inc.	197,900	3,158,484
*	Environmental Tectonics Corp.	60,400	54,360
	Espey Manufacturing & Electronics Corp.	35,700	544,782
*	Exide Technologies	49,570	269,165
*	Exponent, Inc.	138,302	3,858,626
*	ExpressJet Holdings, Inc.	49,740	61,678
	Federal Signal Corp.	467,647	3,633,617
*	First Aviation Services, Inc.	1,700	808
* #	Flanders Corp.	254,700	1,352,457
*	Flow International Corp.	152,714	277,939
* #	Fortune Industries, Inc.	25	18
#	Forward Air Corp.	180,225	3,004,351
	Franklin Electric Co., Inc.	64,210	1,521,135
	Freightcar America, Inc.	35,684	686,203
	Frozen Food Express Industries, Inc.	161,875	700,919
* #	Fuel Tech, Inc.	78,086	1,023,707
*	FuelCell Energy, Inc.	182,549	580,506
*	Furmanite Corp.	332,038	1,314,870

30

	G & K Services, Inc. Class A	149,828	3,741,205
*	Gencor Industries, Inc.	1,700	14,178
	GenCorp, Inc.	4,499	10,798
* #	GeoEye, Inc.	146,037	3,634,861
*	GeoPetro Resources Co.	123	77
*	Global Cash Access, Inc.	94,562	573,991
*	GP Strategies Corp.	152,856	611,424
	Graham Corp.	65,200	815,000
	Great Lakes Dredge & Dock Corp.	56,038	221,910
	Greenbrier Companies, Inc.	149,800	1,274,798
*	Griffon Corp.	482,883	4,186,596
	Hardinge, Inc.	102,200	490,560
*	Hawaiian Holdings, Inc.	520,782	2,598,702
#	Healthcare Services Group, Inc.	410,100	7,332,588
	HEICO Corp. Class A	82,451	2,057,152
#	Heidrick & Struggles International, Inc.	165,119	2,790,511
*	Henry Bros. Electronics, Inc.	29,514	202,761
*	Herley Industries, Inc.	127,372	1,317,026
*	Hill International, Inc.	317,228	1,281,601
	Hi-Shear Technology Corp.	65,001	442,007
	HNI Corp.	63,628	986,234
*	Hoku Scientific, Inc.	22,614	61,736
	Horizon Lines, Inc. Class A	7,671	40,810
#	Houston Wire & Cable Co.	34,065	328,387
*	HQ Sustainable Maritime Industries, Inc.	36,227	337,998
*	Hudson Highland Group, Inc.	2,011	3,298
*	Hudson Technologies, Inc.	20,484	36,666
*	Hurco Companies, Inc.	54,770	839,624
*	Huttig Building Products, Inc.	161,870	105,216
* #	ICF International, Inc.	45,483	1,251,237
*	ICT Group, Inc.	52,478	371,544
*	II-VI, Inc.	95,442	2,287,745
*	InnerWorkings, Inc.	186,378	941,209
*	Innotrac Corp.	156,400	140,760
	Innovative Solutions & Support, Inc.	154,998	743,990
*	Insituform Technologies, Inc. Class A	196,867	3,017,971
	Insteel Industries, Inc.	52,537	391,401
*	Integrated Electrical Services, Inc.	134,943	1,296,802
*	Interline Brands, Inc.	252,827	3,276,638
	International Shipholding Corp.	64,625	1,357,125
*	Intersections, Inc.	159,980	526,334
#	John Bean Technologies Corp.	45,900	505,818
*	JPS Industries, Inc.	24,500	85,750
*	Kadant, Inc.	106,811	1,318,048
	Kaman Corp. Class A	237,610	4,017,985
	Kelly Services, Inc. Class A	289,206	3,285,380
	Kelly Services, Inc. Class B	518	6,452
*	Kenexa Corp.	2,004	13,146
*	Key Technology, Inc.	49,705	523,891
*	Kforce, Inc.	392,320	4,280,211
#	Knoll, Inc.	203,329	1,439,569
*	Korn/Ferry International	253,000	2,679,270
*	K-Tron International, Inc.	54,706	4,399,457
*	L.B. Foster Co. Class A	103,703	3,396,273
	L.S. Starrett Co. Class A	51,160	523,878

31

*	LaBarge, Inc.	173,450	1,430,963
*	Ladish Co., Inc.	115,716	875,970
	Lawson Products, Inc.	78,702	903,499
*	Layne Christensen Co.	146,555	3,174,381
*	Learning Tree International, Inc.	165,855	1,363,328
*	LECG Corp.	7,703	22,416
*	LGL Group, Inc.	44,834	171,714
*	Limco-Piedmont, Inc.	2,800	6,916
*	LMI Aerospace, Inc.	106,076	699,041
	LSI Industries, Inc.	202,343	1,135,144
*	Lydall, Inc.	141,300	606,177
*	M&F Worldwide Corp.	85,330	1,361,014
*	Mac-Gray Corp.	116,200	801,780
*	Magnetek, Inc.	307,119	537,458
* ●	MAIR Holdings, Inc. Escrow Shares	151,940	—
*	Manitex International, Inc.	6,450	5,289
*	Marten Transport, Ltd.	206,500	4,282,810
*	Maxco, Inc.	18,800	63,826
	McGrath Rentcorp	239,521	5,063,474
* #	Media Sciences International, Inc.	11,400	4,446
*	Medialink Worldwide, Inc.	59,209	6,631
*	Merrimac Industries, Inc.	20,512	78,356
*	Mesa Air Group, Inc.	331,800	57,335
	Met-Pro Corp.	233,961	2,384,063
*	MFRI, Inc.	51,534	262,308
*	Microvision, Inc.	3,741	6,958
* #	Middleby Corp.	59,160	2,589,433
*	Miller Industries, Inc.	34,193	273,544
*	Misonix, Inc.	62,750	144,325
*	Mobile Mini, Inc.	128,085	1,754,765
*	Moore Handley, Inc.	1,500	1,065
	Mueller (Paul) Co.	10,813	270,325
	Mueller Water Products, Inc.	1	4
	Multi-Color Corp.	101,404	1,203,665
	NACCO Industries, Inc. Class A	17,365	664,211
*	Nashua Corp.	54,500	84,475
*	National Patent Development Corp.	109,400	147,690
	National Technical Systems, Inc.	86,036	271,013
* #	Navigant Consulting, Inc.	77,412	1,138,731
* #	NCI Building Systems, Inc.	130,500	515,475
*	North America Galvanizing & Coatings, Inc.	151,277	703,438
*	Ocean Power Technologies, Inc.	1,100	7,216
* #	Odyssey Marine Exploration, Inc.	448,045	1,559,197
	Omega Flex, Inc.	102,151	1,579,254
*	On Assignment, Inc.	199,121	700,906
*	Orbit International Corp.	14,582	44,329
*	Orion Marine Group, Inc.	64,720	969,506
	Oshkosh Truck Corp. Class B	1	10
*	P.A.M. Transportation Services, Inc.	86,903	462,324
	Pacer International, Inc.	90,089	381,977
*	Paragon Technologies, Inc.	39,425	79,244
*	Park-Ohio Holdings Corp.	99,702	463,614
*	Patrick Industries, Inc.	48,300	27,048
*	Patriot Transportation Holding, Inc.	30,701	2,119,597
*	Pemco Aviation Group Inc	66	83

32

*	PGT, Inc.	32,050	68,908
*	Pike Electric Corp.	149,660	1,553,471
*	Pinnacle Airlines Corp.	182,789	380,201
*	Plug Power, Inc.	677,284	670,511
*	PMFG, Inc.	125,088	753,030
	Portec Rail Products, Inc.	6,656	53,248
*	Powell Industries, Inc.	110,356	3,971,712
*	Power-One, Inc.	6,377	7,716
	Preformed Line Products Co.	50,880	1,887,648
*	PRG-Schultz International, Inc.	20,358	60,260
*	Protection One, Inc.	30,663	94,135
	Providence & Worcester Railroad Co.	15,712	180,688
*	Quality Distribution, Inc.	4,546	9,047
#	Quixote Corp.	85,730	244,331
#	Raven Industries, Inc.	328,169	7,843,239
*	RBC Bearings, Inc.	117,752	2,178,412
*	RCM Technologies, Inc.	112,993	150,281
*	Republic Airways Holdings, Inc.	163,944	1,173,839
	Robbins & Myers, Inc.	65,512	1,241,452
*	RSC Holdings, Inc.	11,170	79,866
*	Rush Enterprises, Inc. Class A	239,334	3,149,635
*	Rush Enterprises, Inc. Class B	116,388	1,294,235
*	Saia, Inc.	112,832	1,473,586
	Schawk, Inc.	244,071	1,754,870
* #	School Specialty, Inc.	190,069	3,567,595
*	Schuff International, Inc.	53,200	798,000
	Servidyne, Inc.	19,750	44,635
	Servotronics, Inc.	24,804	258,210
*	SIFCO Industries, Inc.	45,830	364,349
	SkyWest, Inc.	517,028	6,225,017
*	SL Industries, Inc.	54,267	409,716
*	SmartPros, Ltd.	38,973	118,868
*	Sparton Corp.	6,900	9,315
*	Spherion Corp.	474,893	1,704,866
*	Spherix, Inc.	135,335	142,102
* #	Spire Corp.	87,042	608,424
*	Standard Parking Corp.	170,782	2,602,718
#	Standard Register Co.	72,111	376,419
	Standex International Corp.	114,109	1,582,692
	Steelcase, Inc. Class A	22,973	104,068
*	Sterling Construction Co., Inc.	62,130	1,166,180
#	Sun Hydraulics, Inc.	160,570	2,906,317
	Supreme Industries, Inc.	101,505	131,957
	Sypris Solutions, Inc.	167,114	127,007
#	TAL International Group, Inc.	217,127	2,080,077
* #	Taleo Corp. Class A	77,576	931,688
*	Taser International, Inc.	183,572	881,146
*	Team, Inc.	156,000	2,241,720
*	TeamStaff, Inc.	3,862	7,048
	Tech/Ops Sevcon, Inc.	60,800	120,384
	Technology Research Corp.	57,021	112,046
	Tecumseh Products Co. Class A	123,298	1,258,873
*	Tecumseh Products Co. Class B	9,600	103,872
*	TeleTech Holdings, Inc.	3,953	52,456
*	Tel-Instrument Electronics Corp.	300	1,542

33

	Tennant Co.	184,600	2,745,002
*	Textainer Group Holdings, Ltd.	300	2,658
* #	The Advisory Board Co.	47,988	894,496
#	The Gorman-Rupp Co.	165,285	3,520,571
*	Thomas Group, Inc.	307	230
	Titan International, Inc.	325,861	1,971,459
*	Titan Machinery, Inc.	51,163	518,281
	Todd Shipyards Corp.	57,093	786,742
*	Trailer Bridge, Inc.	42,500	123,250
*	TRC Companies, Inc.	179,330	478,811
	Tredegar Industries, Inc.	337,450	5,932,371
* #	Trex Co., Inc.	144,000	1,576,800
#	Triumph Group, Inc.	11,209	463,268
*	TrueBlue, Inc.	180,985	1,757,364
*	Tufco Technologies, Inc.	6,498	26,512
	Twin Disc, Inc.	101,854	694,644
*	U.S. Home Systems, Inc.	653	1,352
*	Ultralife Corp.	72,011	514,879
*	United Rentals, Inc.	369,415	2,238,655
*	United Stationers, Inc.	27,111	887,343
	Universal Forest Products, Inc.	76,978	2,583,382
*	Universal Power Group, Inc.	18,016	21,980
*	Universal Security Instruments, Inc.	197	837
	Universal Truckload Services, Inc.	52,823	650,779
*	UQM Technologies, Inc.	2,007	3,131
*	US Airways Group, Inc.	228,238	865,022
*	USA Truck, Inc.	65,486	920,733
* #	Valence Technology, Inc.	67,400	150,976
	Valpey Fisher Corp.	36,360	41,814
*	Versar, Inc.	34,351	85,190
	Viad Corp.	194,613	3,713,216
	Vicor Corp.	276,111	1,482,716
*	Volt Information Sciences, Inc.	192,487	1,382,057
	VSE Corp.	33,772	1,009,445
	Wabash National Corp.	301,940	377,425
*	Waste Services, Inc.	57,400	309,960
*	WCA Waste Corp.	140,080	287,164
*	Willdan Group, Inc.	131	183
*	Willis Lease Finance Corp.	73,161	834,035
*	YRC Worldwide, Inc.	102,673	311,099
*	Zareba Systems, Inc.	750	1,328
Total Industrials			395,169,349

Information Technology — (18.4%)
*	3PAR, Inc.	159,274	1,220,039
*	Acacia Research	341,004	1,476,547
*	Access Integrated Technologies, Inc.	1,512	1,572
*	ACI Worldwide, Inc.	94,242	1,627,559
*	Acme Packet, Inc.	176,361	1,359,743
*	Acorn Energy, Inc.	10,025	24,561
*	Actel Corp.	240,963	2,980,712
*	ActivIdentity Corp.	433,354	931,711
*	Actuate Corp.	599,387	2,217,732
	Acxiom Corp.	566,880	5,470,392
*	Adaptec, Inc.	749,869	2,144,625

34

* #	ADC Telecommunications, Inc.	509,261	3,748,161
*	ADDvantage Technologies Group, Inc.	84,803	139,925
*	Adept Technology, Inc.	25,588	90,582
*	Advanced Analogic Technologies, Inc.	132,964	638,227
* #	Advanced Energy Industries, Inc.	386,830	3,260,977
*	Advanced Photonix, Inc.	65,272	39,816
*	Aehr Test Systems	42,605	43,883
*	Aetrium, Inc.	767	1,005
	Agilysys, Inc.	169,595	1,022,658
*	Airvana, Inc.	139,036	791,115
* ●	Allen Organ Co. Escrow Shares	4,700	42,711
*	Allied Motion Technologies, Inc.	34,580	81,263
*	American Commercial Lines, Inc.	21,856	108,843
	American Software, Inc. Class A	237,800	1,319,790
*	Amtech Systems, Inc.	62,270	260,911
*	Anadigics, Inc.	154,623	466,961
*	Analysts International Corp.	190,092	119,568
*	Anaren, Inc.	130,802	1,701,734
*	Applied Micro Circuits Corp.	660,413	3,599,251
*	ArcSight, Inc.	88,642	1,338,494
*	Art Technology Group, Inc.	1,005,130	3,156,108
*	Aruba Networks, Inc.	236,768	1,110,442
*	Astea International, Inc.	21,160	49,938
	Astro-Med, Inc.	64,871	357,439
*	Asyst Technologies, Inc.	105,378	4,531
	Atlantic Tele-Network, Inc.	65,445	1,445,026
* #	ATMI, Inc.	97,190	1,534,630
*	Authentidate Holding Corp.	14,259	6,561
*	Autobytel, Inc.	391,202	211,249
* #	Avid Technology, Inc.	114,915	1,272,109
*	Aviza Technology, Inc.	21,149	2,749
*	Avocent Corp.	65,375	944,015
*	Aware, Inc.	78,144	183,638
*	Axcelis Technologies, Inc.	927,266	435,815
*	Axesstel, Inc.	78,569	21,214
*	AXT, Inc.	289,963	246,469
* #	Bankrate, Inc.	179,072	4,476,800
	Bel Fuse, Inc. Class A	35,250	511,125
	Bel Fuse, Inc. Class B	93,906	1,519,399
*	Bell Microproducts, Inc.	228,950	180,871
*	BigBand Networks, Inc.	201,269	1,179,436
*	Bitstream, Inc.	81,600	359,856
#	Black Box Corp.	261,124	7,146,964
#	Blackbaud, Inc.	204,033	3,105,382
*	Blonder Tongue Laboratories, Inc.	76,200	99,060
*	Blue Coat Systems, Inc.	231,146	3,064,996
	Bogen Communications International, Inc.	64,200	245,565
*	Borland Software Corp.	698,336	530,735
*	Bottomline Technologies, Inc.	234,215	1,838,588
*	Brightpoint, Inc.	237,231	1,235,974
*	Brooks Automation, Inc.	392,146	2,439,148
*	BSQUARE Corp.	87,489	205,599
* #	Cabot Microelectronics Corp.	234,301	6,750,212
*	CalAmp Corp.	221,484	177,187
*	California Micro Devices Corp.	69,654	195,728

35

*	Callidus Software, Inc.	250,788	810,045
*	CallWave, Inc.	182,541	155,160
*	Cascade Microtech, Inc.	9,900	32,670
	Cass Information Systems, Inc.	36,620	1,235,193
*	Catapult Communications Corp.	118,960	879,114
* #	Cavium Networks, Inc.	127,740	1,606,969
*	CEVA, Inc.	187,703	1,548,550
*	Checkpoint Systems, Inc.	93,186	1,132,210
*	Chordiant Software, Inc.	277,829	889,053
*	Chyron International Corp.	315	529
*	Ciber, Inc.	320,766	1,036,074
*	Cirrus Logic, Inc.	659,171	3,065,145
*	Clarus Corp.	138,650	558,760
*	Clearfield, Inc.	41,400	53,820
	Cognex Corp.	231,298	3,254,363
*	Coherent, Inc.	149,922	2,848,518
	Cohu, Inc.	157,211	1,534,379
*	Comarco, Inc.	72,455	117,377
# ●	Commerce One LLC	4,800	—
	Communications Systems, Inc.	80,026	669,017
* #	CommVault Systems, Inc.	128,613	1,601,232
*	Computer Task Group, Inc.	178,200	698,544
* #	ComScore, Inc.	31,583	402,999
*	Comtech Telecommunications Corp.	965	32,299
*	Comverge, Inc.	63,293	485,457
*	Concurrent Computer Corp.	13,110	62,010
*	Conexant Systems, Inc.	26,618	35,934
*	Constant Contact, Inc.	87,407	1,392,394
* #	Convera Corp.	2,214	582
*	CPI International, Inc.	24,719	270,673
*	Cray, Inc.	95,852	402,578
*	CSG Systems International, Inc.	146,655	2,126,498
*	CSP, Inc.	59,492	177,881
	CTS Corp.	147,210	893,565
*	CVD Equipment Corp.	31,867	130,655
*	CyberOptics Corp.	56,931	264,729
* #	Cymer, Inc.	72,380	2,056,316
#	Daktronics, Inc.	201,959	1,825,709
*	Data I/O Corp.	77,000	207,900
*	Datalink Corp.	49,000	162,680
	Dataram Corp.	83,150	109,758
*	Datawatch Corp.	18,488	30,320
*	DDi Corp.	83,350	283,390
* #	DealerTrack Holdings, Inc.	102,752	1,559,775
*	Deltek, Inc.	17,979	74,073
*	DemandTec, Inc.	64,722	467,293
*	Dice Holdings, Inc.	1,600	6,304
*	Digi International, Inc.	239,351	1,740,082
*	Digimarc Corp.	60,380	601,385
*	Digital Angel Corp.	39,154	44,636
* #	Diodes, Inc.	120,086	1,786,880
*	Ditech Networks, Inc.	316,660	310,358
*	DivX, Inc.	94,041	482,430
*	Dot Hill Systems Corp.	415,566	319,986
*	Double-Take Software, Inc.	63,771	517,821

36

*	DSP Group, Inc.	271,985	1,710,786
* #	DTS, Inc.	178,253	4,750,442
*	Dycom Industries, Inc.	89,206	751,115
*	Dynamics Research Corp.	82,812	683,199
* #	EarthLink, Inc.	363,635	2,756,353
*	Easylink Services International Corp.	13,900	24,881
* #	Ebix, Inc.	29,838	829,496
* #	Echelon Corp.	374,067	2,977,573
*	EDCI Holdings, Inc.	62,230	289,370
*	EDGAR Online, Inc.	80,827	87,293
*	Edgewater Technology, Inc.	87,868	210,005
*	EFJohnson Technologies, Inc.	1,848	1,183
*	Elecsys Corp.	31,697	110,940
*	Electro Scientific Industries, Inc.	83,371	716,991
*	Electroglas, Inc.	26,800	563
*	Electronics for Imaging, Inc.	151,520	1,487,926
	Electro-Sensors, Inc.	3,450	9,522
*	eLoyalty Corp.	106,780	747,460
*	EMCORE Corp.	459,541	569,831
*	EMS Technologies, Inc.	151,599	2,887,961
*	Emulex Corp.	239,429	2,506,822
*	En Pointe Technologies, Inc.	57,200	128,128
*	Endwave Corp.	907	2,503
*	Entegris, Inc.	3,471,171	5,137,333
*	Entorian Technologies, Inc.	445,218	120,209
*	Entrust, Inc.	212,939	415,231
* #	Epicor Software Corp.	574,473	3,171,091
* #	EPIQ Systems, Inc.	289,576	4,479,741
*	ePlus, Inc.	56,073	672,315
*	Euronet Worldwide, Inc.	15,955	258,152
*	Evans & Sutherland Computer Corp.	99,891	65,928
*	Evolving Systems, Inc.	71,600	108,116
*	Exar Corp.	395,970	2,435,216
*	Extreme Networks, Inc.	9,480	16,685
*	FalconStor Software, Inc.	519,514	1,922,202
*	Faro Technologies, Inc.	136,378	2,067,490
*	FEI Co.	100,776	1,731,332
*	Finisar Corp.	636	420
*	Forrester Research, Inc.	224,649	5,708,331
*	FortuNet, Inc.	5,362	17,587
	Frequency Electronics, Inc.	74,860	248,535
*	FSI International, Inc.	276,071	135,275
*	Gerber Scientific, Inc.	213,989	845,257
	Gevity HR, Inc.	42,060	166,558
*	Giga-Tronics, Inc.	33,725	47,890
*	GigOptix, Inc.	6,732	11,916
*	Globecomm Systems, Inc.	83,337	566,692
*	Glu Mobile, Inc.	500	288
*	Goldleaf Financial Solutions, Inc.	1,387	1,013
*	GSE Systems, Inc.	117,306	588,876
*	GSI Technology, Inc.	83,549	258,166
*	GTSI Corp.	88,426	397,917
*	Guidance Software, Inc.	45,703	168,187
*	Hackett Group, Inc.	399,644	899,199
*	Halifax Corp.	6,350	2,540

37

*	Harmonic, Inc.	768,602	5,633,853
*	Harris Stratex Networks, Inc. Class A	49,954	200,815
*	Hauppauge Digital, Inc.	780	1,026
	Heartland Payment Systems, Inc.	8,635	69,425
*	Hughes Communications, Inc.	17,173	329,206
*	Hutchinson Technology, Inc.	232,731	446,844
*	Hypercom Corp.	538,300	581,364
*	I.D. Systems, Inc.	2,424	9,526
* #	i2 Technologies, Inc.	205,275	1,831,053
*	iBasis, Inc.	2,799	2,939
*	iCAD, Inc.	37,500	45,000
*	ICx Technologies, Inc.	3,274	12,245
	iGATE Corp.	525,324	1,990,978
* #	iGo, Inc.	2,297	1,720
*	Ikanos Communications, Inc.	35,141	51,657
*	I-many, Inc.	320,660	128,264
	Imation Corp.	113,208	1,132,080
	Imergent, Inc.	104,726	718,420
*	Immersion Corp.	243,859	1,016,892
*	InFocus Corp.	357,788	343,476
*	infoGROUP, Inc.	151,114	612,012
	InfoSpace, Inc.	302,720	2,007,034
*	Innodata Isogen, Inc.	222,741	942,194
*	Insight Enterprises, Inc.	420,982	2,408,017
*	InsWeb Corp.	12,966	30,211
	Integral Systems, Inc.	205,300	1,361,139
*	Integrated Silicon Solution, Inc.	209,476	469,226
*	Intelli-Check, Inc.	978	1,262
*	Intelligent Systems Corp.	42,582	29,807
*	Intelligroup, Inc.	116,800	163,520
*	Intellon Corp.	100	271
*	Interactive Intelligence, Inc.	146,489	1,611,379
*	Internap Network Services Corp.	107,238	298,122
*	Internet Brands, Inc.	87,600	536,988
*	Internet Capital Group, Inc.	368,125	1,998,919
*	Interphase Corp.	3,111	14,000
*	Intest Corp.	84,141	17,649
*	Intevac, Inc.	164,964	1,136,602
*	IntriCon Corp.	53,872	163,771
*	INX, Inc.	43,500	150,075
*	iPass, Inc.	380,440	433,702
*	iPCS, Inc.	51,458	747,170
*	IPG Photonics Corp.	197,974	2,211,370
*	Isilon Systems, Inc.	101,435	260,688
*	Iteris, Inc.	52,380	61,285
*	Ixia	390,636	2,250,063
	IXYS Corp.	314,624	3,001,513
*	Jaco Electronics, Inc.	63,009	49,778
*	JDA Software Group, Inc.	266,911	3,766,114
	Keithley Instruments, Inc.	2,942	10,179
* #	Kemet Corp.	666,900	533,520
*	Key Tronic Corp.	780	1,131
*	Keynote Systems, Inc.	113,450	874,700
*	Kopin Corp.	672,020	1,848,055
*	Kowabunga!, Inc.	5,167	775

38

*	Kratos Defense & Security Solutions, Inc.	32,580	25,738
*	Kulicke & Soffa Industries, Inc.	100,909	403,636
*	KVH Industries, Inc.	89,570	492,635
* #	L-1 Identity Solutions, Inc.	963,631	7,053,779
*	Lantronix, Inc.	272	122
*	LaserCard Corp.	111,680	418,800
*	Lattice Semiconductor Corp.	1,053,119	1,832,427
*	Leadis Technolgies, Inc.	4,837	2,999
*	LeCroy Corp.	115,888	376,636
*	LightPath Technologies, Inc.	8,650	4,239
*	Limelight Networks, Inc.	106,021	519,503
*	Lionbridge Technologies, Inc.	4,423	5,971
*	Littlefuse, Inc.	204,498	3,351,722
*	Logic Devices, Inc.	45,800	26,335
*	LogicVision, Inc.	60,980	60,980
*	Logility, Inc.	130,102	677,831
*	LoJack Corp.	36,754	125,699
*	LookSmart, Ltd.	1,826	2,283
*	Loral Space & Communications, Inc.	177,459	4,143,668
*	LTX-Credence Corp.	1,217,865	596,754
*	Luna Innovations, Inc.	17,526	12,969
*	Magma Design Automation, Inc.	3,049	5,427
*	Management Network Group, Inc.	107,667	33,377
* #	Manhattan Associates, Inc.	243,170	4,041,485
	Marchex, Inc. Class B	34,984	158,128
*	Mastech Holdings, Inc.	308	579
*	Mattson Technology, Inc.	20,463	23,532
	Maximus, Inc.	192,800	7,775,624
*	Maxwell Technologies, Inc.	125,013	1,280,133
*	Measurement Specialties, Inc.	5,200	35,308
*	Mechanical Technology, Inc.	273	150
	MedQuist, Inc.	34,644	94,925
*	Mercury Computer Systems, Inc.	196,106	1,592,381
*	Merix Corp.	185,600	115,072
	Mesa Laboratories, Inc.	31,485	629,700
	Methode Electronics, Inc.	216,662	1,304,305
	Micrel, Inc.	527,371	3,955,283
*	MicroStrategy, Inc.	34,867	1,356,675
*	Microtune, Inc.	16,798	35,108
*	Mindspeed Technologies, Inc.	1,695	3,593
*	MIPS Technologies, Inc.	433,092	1,437,865
*	MIVA, Inc.	2,596	882
	Mocon, Inc.	63,275	618,197
*	ModusLink Global Solutions, Inc.	174,778	646,679
* #	Monolithic Power Systems, Inc.	283,490	5,244,565
*	MoSys, Inc.	128,298	179,617
*	MPS Group, Inc.	201,692	1,621,604
*	MRV Communications, Inc.	1,232,392	566,900
*	MSC.Software Corp.	244,802	1,503,084
*	MTM Technologies, Inc.	2,780	1,668
	MTS Systems Corp.	171,251	3,618,534
*	Multi-Fineline Electronix, Inc.	170,881	3,429,582
*	Nanometrics, Inc.	126,071	254,663
*	Napco Security Technologies, Inc.	323,601	430,389
* #	NCI, Inc.	50,704	1,235,149

39

*	NETGEAR, Inc.	102,754	1,645,092
* #	NetLogic Microsystems, Inc.	199,008	6,485,671
*	NetScout Systems, Inc.	320,068	2,877,411
*	Network Engines, Inc.	348,071	247,130
*	Network Equipment Technologies, Inc.	71,046	279,211
*	Newport Corp.	113,520	566,465
	NIC, Inc.	606,425	3,274,695
*	Novatel Wireless, Inc.	91,217	624,836
*	Nu Horizons Electronics Corp.	129,666	361,768
*	NumereX Corp. Class A	55,492	221,413
* #	NYFIX, Inc.	214,349	270,080
	O.I. Corp.	23,902	187,033
* #	Oclaro, Inc.	695,820	688,863
* #	Oculus Innovative Sciences, Inc.	219	239
*	OmniVision Technologies, Inc.	145,098	1,379,882
*	Omtool, Ltd.	30,770	20,001
*	Online Resources Corp.	110,423	473,715
*	Onvia, Inc.	34,828	134,088
	Openwave Systems, Inc.	200,859	241,031
*	Oplink Communications, Inc.	58,719	648,258
*	OPNET Technologies, Inc.	204,034	1,754,692
*	OpNext, Inc.	30,171	76,333
*	OPTi, Inc.	118,200	369,966
*	Optical Cable Corp.	48,605	135,122
*	Orbcomm, Inc.	75,641	96,820
*	Orthovita, Inc.	227,742	669,561
*	OSI Systems, Inc.	156,242	2,929,538
*	Overland Storage, Inc.	122,200	83,096
* #	OYO Geospace Corp.	41,230	655,557
*	PAR Technology Corp.	132,150	691,145
	Park Electrochemical Corp.	187,535	3,863,221
* #	ParkerVision, Inc.	99,458	278,482
*	PC Connection, Inc.	98,335	486,758
	PC-Tel, Inc.	184,520	898,612
*	PDF Solutions, Inc.	16,232	29,055
*	Peerless Systems Corp.	101,700	195,264
	Pegasystems, Inc.	342,478	5,983,091
*	Perceptron, Inc.	36,426	131,498
*	Perficient, Inc.	132,136	920,988
*	Performance Technologies, Inc.	102,658	284,363
*	Pericom Semiconductor Corp.	220,168	1,961,697
*	Pervasive Software, Inc.	187,580	921,018
*	PFSweb, Inc.	24,219	30,516
*	Phoenix Technologies, Ltd.	220,138	627,393
*	Photronics, Inc.	390,426	652,011
*	Physicians Formula Holdings, Inc.	19,947	48,870
*	Pixelworks, Inc.	1	1
*	Planar Systems, Inc.	136,502	128,312
*	PlanetOut, Inc.	9,920	1,885
	Plantronics, Inc.	16,900	215,306
*	PLATO Learning, Inc.	196,730	582,321
*	Plexus Corp.	70,675	1,565,451
*	PLX Technology, Inc.	67,309	228,178
#	Power Integrations, Inc.	260,001	5,538,021
* #	Powerwave Technologies, Inc.	858,986	730,138

40

*	Presstek, Inc.	127,944	246,932
*	PROS Holdings, Inc.	39,465	254,944
	QAD, Inc.	307,841	818,857
	Qualstar Corp.	59,034	140,501
* #	Quantum Corp.	1,897,857	1,992,750
*	QuickLogic Corp.	259,468	394,391
*	Rackable Systems, Inc.	14,842	67,680
*	Radiant Systems, Inc.	234,790	1,730,402
*	RadiSys Corp.	210,368	1,508,339
*	RAE Systems, Inc.	17,957	14,006
*	Ramtron International Corp.	232,136	290,170
*	RealNetworks, Inc.	1,240,807	3,052,385
	Renaissance Learning, Inc.	292,233	2,805,437
* #	Research Frontiers, Inc.	6,000	21,780
	RF Industries, Ltd.	21,767	72,919
*	RF Monolithics, Inc.	83,600	28,424
	Richardson Electronics, Ltd.	131,104	469,352
* #	RightNow Technologies, Inc.	335,618	2,533,916
*	Rimage Corp.	86,339	1,270,910
*	Rofin-Sinar Technologies, Inc.	86,697	1,847,513
*	Rogers Corp.	104,247	2,653,086
*	Rubicon Technology, Inc.	28,808	244,292
*	Rudolph Technologies, Inc.	267,647	1,399,794
*	S1 Corp.	545,090	3,379,558
*	Saba Software, Inc.	2,288	5,285
*	Safeguard Scientifics, Inc.	1,183,600	1,077,076
*	Sanmina-SCI Corp.	1,183,183	662,582
*	Sapient Corp.	729,720	3,743,464
*	SatCon Technology Corp.	315,637	665,994
*	SAVVIS, Inc.	155,415	1,768,623
* #	ScanSource, Inc.	237,698	5,873,518
*	Schmitt Industries, Inc.	17,800	57,850
*	Scientific Learning Corp.	104,159	229,150
*	SCM Microsystems, Inc.	127,744	302,753
*	SeaChange International, Inc.	265,482	1,664,572
*	Selectica, Inc.	522,600	224,718
*	Semitool, Inc.	189,911	902,077
*	ShoreTel, Inc.	71,635	357,459
* #	Sigma Designs, Inc.	76,512	988,535
*	Sigmatron International, Inc.	18,200	27,300
*	Silicon Image, Inc.	184,817	502,702
*	Silicon Storage Technology, Inc.	816,767	1,511,019
*	Simulations Plus, Inc.	123,672	140,986
*	Smith Micro Software, Inc.	122,577	1,054,162
*	Soapstone Networks, Inc.	134,773	497,312
*	Sonic Foundry, Inc.	241,339	171,351
*	Sonic Solutions, Inc.	31,095	68,409
*	SonicWALL, Inc.	250,711	1,361,361
*	Sourcefire, Inc.	76,900	832,827
*	SourceForge, Inc.	5,367	5,125
*	Spectrum Control, Inc.	116,095	820,792
*	SPSS, Inc.	183,571	5,672,344
*	SRS Labs, Inc.	96,056	545,598
*	Standard Microsystems Corp.	214,865	3,407,759
	StarTek, Inc.	131,600	542,192

41

* #	STEC, Inc.	446,325	4,284,720
*	SteelCloud, Inc.	38,047	6,472
* #	Stratasys, Inc.	200,026	1,872,243
* #	SuccessFactors, Inc.	108,971	949,137
*	SumTotal Systems, Inc.	214,715	826,653
*	Sunair Electronics, Inc.	46,583	97,358
*	Sunrise Telecom, Inc.	160,600	160,600
*	Super Micro Computer, Inc.	5,534	28,887
*	Supertex, Inc.	128,300	3,299,876
*	SupportSoft, Inc.	145,399	327,148
*	Switch and Data Facilities Co.	102,409	1,184,872
*	Sycamore Networks, Inc.	333,445	983,663
*	Sykes Enterprises, Inc.	403,892	7,940,517
*	Symmetricom, Inc.	449,992	2,240,960
*	Synchronoss Technologies, Inc.	92,998	1,235,013
*	SYNNEX Corp.	278,000	5,985,340
	Taitron Components, Inc.	9,373	8,529
*	Technical Communications Corp.	7,300	31,573
	Technitrol, Inc.	201	818
*	Technology Solutions Co.	22,600	52,884
*	TechTarget, Inc.	2,800	11,228
*	TechTeam Global, Inc.	89,657	465,320
*	Techwell, Inc.	88,283	650,646
*	TeleCommunication Systems, Inc.	326,415	3,202,131
*	Telular Corp.	4,313	8,626
* #	Terremark Worldwide, Inc.	550,560	2,141,678
*	Tessco Technologies, Inc.	43,304	396,232
*	Tessera Technologies, Inc.	92,140	1,293,646
*	The Knot, Inc.	100,805	914,301
	TheStreet.com, Inc.	236,680	504,128
*	Tier Technologies, Inc. Class B	169,900	1,068,671
*	TII Network Technologies, Inc.	57,160	40,012
*	TNS, Inc.	214,400	3,612,640
*	Tollgrade Communications, Inc.	117,101	696,751
*	Track Data Corp.	18,673	14,938
*	Transact Technologies, Inc.	90,009	395,140
*	Transcat, Inc.	42,500	226,313
*	Trans-Lux Corp.	7,545	2,867
*	Transwitch Corp.	313,220	122,156
*	Travelzoo, Inc.	131,924	1,139,823
*	Trident Microsystems, Inc.	431	590
*	Trio-Tech International	224	403
*	Triquint Semiconductor, Inc.	1,347,578	5,161,224
	Troy Group, Inc.	14,400	12,960
	TSR, Inc.	130,304	220,214
*	TTM Technologies, Inc.	353,127	2,620,202
* #	Tyler Technologies, Inc.	367,652	6,066,258
	Ulticom, Inc.	386,764	773,528
* #	Ultimate Software Group, Inc.	243,491	4,560,586
*	Ultra Clean Holdings, Inc.	8,174	14,877
*	Ultratech, Inc.	177,477	2,399,489
*	Unica Corp.	98,069	469,751
	United Online, Inc.	732,564	3,882,589
*	Universal Display Corp.	307,402	3,470,569
*	UTStarcom, Inc.	234,239	274,060

42

*	Veeco Instruments, Inc.	40,980	296,695
* #	Viasat, Inc.	257,152	5,911,924
*	Vicon Industries, Inc.	45,650	248,793
*	Video Display Corp.	85,637	278,320
*	Vignette Corp.	220,211	1,818,943
*	Virage Logic Corp.	32,089	110,386
*	Virtusa Corp.	56,777	362,805
*	Vishay Intertechnology, Inc.	1	6
* #	Vocus, Inc.	150,219	2,553,723
*	Volterra Semiconductor Corp.	125,916	1,446,775
	Wayside Technology Group, Inc.	30,941	222,775
*	Web.com Group, Inc.	165,110	686,858
*	WebMediaBrands, Inc.	268,744	137,059
*	Websense, Inc.	117,012	2,086,324
*	Westell Technologies, Inc.	440,604	167,430
*	White Electronics Designs Corp.	168,557	743,336
*	Wind River Systems, Inc.	256,842	1,882,652
*	Winland Electronics, Inc.	20,500	14,760
*	Wireless Ronin Technologies, Inc.	775	1,457
*	Wireless Telecom Group, Inc.	225,386	112,693
*	WPCS International, Inc.	14,126	28,111
*	Wright Express Corp.	29,200	668,096
*	X-Rite, Inc.	2,282	3,925
*	Zhone Technologies, Inc.	372,390	85,650
*	ZiLOG, Inc.	152,239	350,150
*	Zix Corp.	3,750	4,538
*	Zoran Corp.	425,092	3,800,322
*	Zygo Corp.	62,333	312,912
Total Information Technology			512,331,265

Materials — (3.7%)
	A. Schulman, Inc.	248,233	3,894,776
	A.M. Castle & Co.	75,184	728,533
*	AEP Industries, Inc.	67,616	1,374,633
#	AMCOL International Corp.	271,602	5,263,647
*	American Pacific Corp.	69,310	491,408
#	American Vanguard Corp.	107,405	1,373,710
*	Amerigon, Inc.	65,599	370,634
	Arch Chemicals, Inc.	231,263	5,591,939
	Balchem Corp.	158,512	3,945,364
* #	Basin Water, Inc.	97,289	29,187
*	Brush Engineered Materials, Inc.	62,353	1,055,013
*	Buckeye Technologies, Inc.	269,390	1,387,359
*	Bway Holding Co.	48,221	449,420
*	Caraustar Industries, Inc.	257,112	59,136
*	Continental Materials Corp.	14,518	210,366
*	Core Molding Technologies, Inc.	48,931	115,477
	Deltic Timber Corp.	123,292	5,195,525
*	Detrex Corp.	10,200	20,910
#	Empire Resources, Inc.	774	766
	Ferro Corp.	300,005	831,014
	Flamemaster Corp.	189	756
*	Flotek Industries, Inc.	1,445	2,991
	Friedman Industries, Inc.	62,790	337,182
*	General Moly, Inc.	3,240	4,925

43

	Georgia Gulf Corp.	230,383	253,421
#	Gibraltar Industries, Inc.	276,610	1,853,287
*	Graphic Packaging Holding Co.	143,903	247,513
*	H&E Equipment Services, Inc.	63,465	477,891
	Hawkins, Inc.	102,252	1,788,387
*	Haynes International, Inc.	12,298	277,689
* #	Headwaters, Inc.	211,397	532,720
* #	Hecla Mining Co.	142,924	353,022
*	Horsehead Holding Corp.	95,244	680,042
*	ICO, Inc.	148,293	366,284
*	Impreso, Inc.	31,500	72,450
	Innophos Holdings, Inc.	58,677	870,180
	Innospec, Inc.	1,500	11,790
	Kaiser Aluminum Corp.	123,411	3,645,561
	KMG Chemicals, Inc.	1,708	9,326
	Koppers Holdings, Inc.	51,118	969,197
	Kronos Worldwide, Inc.	5,000	37,350
*	Landec Corp.	251,143	1,697,727
	Louisiana-Pacific Corp.	937,825	3,816,948
*	LSB Industries, Inc.	101,558	1,216,665
*	Material Sciences Corp.	138,299	163,193
*	Maxxam, Inc.	40,045	326,367
*	Metalico, Inc.	1,089	2,505
	Minerals Technologies, Inc.	12,700	472,313
*	Mines Management, Inc.	1,622	2,514
*	Mod-Pac Corp.	26,617	65,212
	Myers Industries, Inc.	295,900	2,967,877
*	Nanophase Technologies Corp.	1,441	1,340
	Neenah Paper, Inc.	58,067	290,916
	NewMarket Corp.	41,013	2,583,819
	NL Industries, Inc.	234,189	2,836,029
	NN, Inc.	162,400	212,744
*	Northern Technologies International Corp.	36,846	193,073
* #	Northwest Pipe Co.	91,968	3,488,346
	Olympic Steel, Inc.	78,200	1,434,188
*	OM Group, Inc.	200,851	5,595,709
*	OMNOVA Solutions, Inc.	3,338	7,944
	P.H. Glatfelter Co.	419,966	3,729,298
	Penford Corp.	85,554	382,426
*	PolyOne Corp.	316,503	867,218
	Quaker Chemical Corp.	98,329	1,150,449
*	Ready Mix, Inc.	10,563	31,161
*	Rock of Ages Corp.	34,100	61,721
*	Rosetta Resources, Inc.	481,444	3,394,180
*	RTI International Metals, Inc.	60,100	781,901
	Schweitzer-Maudoit International, Inc.	146,820	3,372,455
*	Solitario Exploration & Royalty Corp.	2,939	3,262
	Spartech Corp.	282,243	1,109,215
#	Stepan Co.	85,071	3,366,259
*	Stillwater Mining Co.	254,909	1,149,640
*	Symyx Technologies, Inc.	121,592	588,505
	Synalloy Corp.	57,753	348,251
*	U.S. Concrete, Inc.	371,466	735,503
*	U.S. Energy Corp.	71,870	161,708
*	UFP Technologies, Inc.	11,800	58,882

44

*	United States Lime & Minerals, Inc.	61,645	2,388,744
*	Universal Stainless & Alloy Products, Inc.	55,374	742,012
	Vulcan International Corp.	8,251	288,785
*	W.R. Grace & Co.	14,600	128,918
	Wausau Paper Corp.	482,100	4,208,733
*	Webco Industries, Inc.	3,750	133,594
*	Williams Industries, Inc.	5,800	7,395
	Zep, Inc.	56,103	759,074
* #	Zoltek Companies, Inc.	25,260	198,796
Total Materials			102,704,295

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	35,000	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	7,600	—
* ●	ePresence, Inc. Escrow Shares	191,500	—
* ●	EquiMed, Inc.	132	—
* ●	iGo, Inc. Escrow Shares	11,200	—
* ●	Noel Group, Inc.	43,600	218
* ●	Petrocorp, Inc. Escrow Shares	37,100	2,226
Total Other			2,444

Telecommunication Services — (0.9%)
	Alaska Communications Systems Group, Inc.	419,255	2,528,108
	Arbinet-thexchange, Inc.	1,222	2,310
* #	Cbeyond, Inc.	88,175	1,797,007
*	Cincinnati Bell, Inc.	72,000	200,880
*	Cogent Communications Group, Inc.	137,439	1,159,985
	Consolidated Communications Holdings, Inc.	127,203	1,431,034
	D&E Communications, Inc.	133,337	746,687
	FairPoint Communications, Inc.	1,970	2,049
*	FiberTower Corp.	3,733	1,455
*	General Communications, Inc. Class A	415,728	3,184,476
*	Global Crossing, Ltd.	32,715	237,511
	Hickory Tech Corp.	123,688	709,969
*	IDT Corp.	46,902	55,813
*	IDT Corp. Class B	156,581	212,950
#	Iowa Telecommunications Services, Inc.	251,477	3,314,467
*	Lynch Interactive Corp.	1	1,589
*	Nexstar Broadcasting Group, Inc.	612	477
*	Occam Networks, Inc.	23,749	65,310
*	PAETEC Holding Corp.	111,174	341,304
*	Point.360	42,346	53,356
*	Premiere Global Services, Inc.	623,226	6,568,802
*	Purple Communications, Inc.	117	287
	Shenandoah Telecommunications Co.	70,921	1,392,179
*	Spark Networks, Inc.	37,163	89,191
	SureWest Communications	128,867	829,903
*	Terrestar Corp.	399	203
	USA Mobility, Inc.	70,682	785,984
	Warwick Valley Telephone Co.	24,756	278,257
*	Xeta Corp.	85,800	169,026
Total Telecommunication Services			26,160,569

Utilities — (1.6%)
*	AMEN Properties, Inc.	12,375	42,075

45

	American States Water Co.	165,279	5,707,084
	Artesian Resources Corp. Class A	3,800	55,708
*	Cadiz, Inc.	31,040	187,792
	Central Vermont Public Service Corp.	124,300	2,132,988
	CH Energy Group, Inc.	129,508	5,755,336
	Chesapeake Utilities Corp.	65,850	1,928,747
	Connecticut Water Services, Inc.	85,488	1,773,021
	Delta Natural Gas Co., Inc.	20,000	415,000
#	Empire District Electric Co.	300,150	4,493,246
	Energy West, Inc.	17,912	152,252
* #	Environmental Power Corp.	95,593	48,695
	Florida Public Utilities Co.	38,597	472,813
	Maine & Maritimes Corp.	26,300	920,500
	MGE Energy, Inc.	205,779	6,313,300
	Middlesex Water Co.	115,548	1,629,227
*	Renegy Holdings, Inc.	8,358	6,854
	RGC Resources, Inc.	4,698	119,799
	SJW Corp.	176,422	4,445,834
	Southwest Water Co.	238,602	1,369,575
#	UIL Holdings Corp.	188,281	4,347,408
	Unitil Corp.	83,122	1,702,339
	York Water Co.	26,326	348,293
Total Utilities			44,367,886

TOTAL COMMON STOCKS			2,442,954,800

RIGHTS/WARRANTS — (0.0%)
* ●	BioMimetic Therapeutics, Inc. Rights 06/15/09	56,168	—
*	Contra Phramacopeia, Inc. Rights 12/31/11	90,551	—
*	Deltek, Inc. Rights	8,600	—
* ●	Kona Grill, Inc. Rights 05/22/09	146	110
*	Caliper Life Sciences, Inc. Warrants 08/10/11	112	6
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	220,685	—
* ●	Lantronix, Inc. Warrants 2008	65	—
* ●	Mossimo, Inc. Contingent Rights	149,150	—
* ●	Tengasco, Inc. Warrants	2,306	—
*	Valley National Bancorp Warrants 06/30/15	974	3,341
TOTAL RIGHTS/WARRANTS			3,457

TEMPORARY CASH INVESTMENTS — (0.4%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	10,771,387	10,771,387

SECURITIES LENDING COLLATERAL — (11.8%)
§ @	DFA Short Term Investment Fund LP	326,931,534	326,931,534

TOTAL INVESTMENTS - (100.0%)
(Cost $3,401,969,206)			$2,780,661,178

See accompanying Notes to Financial Statements.

46

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (69.8%)
Real Estate Investment Trusts — (69.8%)
	Acadia Realty Trust	354,006	$5,133,087
	Agree Realty Corp.	84,300	1,345,428
#	Alexander’s, Inc.	55,500	12,103,440
#	Alexandria Real Estate Equities, Inc.	376,986	13,752,449
#	AMB Property Corp.	1,340,865	25,597,113
	American Campus Communites, Inc.	453,447	9,830,731
* ●	AmeriVest Properties, Inc.	188,600	75,440
#	Apartment Investment & Management Co. Class A	1,251,241	9,134,059
#	Ashford Hospitality Trust	1,139,957	3,442,670
	Associated Estates Realty Corp.	177,618	985,780
#	AvalonBay Communities, Inc.	828,309	47,056,234
#	BioMed Realty Trust, Inc.	858,944	9,800,551
#	Boston Properties, Inc.	1,161,164	57,384,725
#	Brandywine Realty Trust	947,843	5,867,148
#	BRE Properties, Inc. Class A	548,615	13,479,471
#	Camden Property Trust	571,903	15,515,728
#	CBL & Associates Properties, Inc.	734,037	5,828,254
	Cedar Shopping Centers, Inc.	460,256	1,652,319
#	Cogdell Spencer, Inc.	203,527	1,261,867
#	Colonial Properties Trust	511,801	3,705,439
#	Commercial Net Lease Realty	857,504	15,212,121
#	Corporate Office Properties Trust	553,300	16,908,848
#	Cousins Properties, Inc.	551,084	4,656,660
#	DCT Industrial Trust, Inc.	1,845,478	8,157,013
	Developers Diversified Realty Corp.	1,366,472	5,643,529
#	DiamondRock Hospitality Co.	970,768	6,300,284
#	Digital Realty Trust, Inc.	798,117	28,740,193
#	Douglas Emmett, Inc.	1,309,963	12,536,346
#	Duke Realty Corp.	1,592,636	15,560,054
	DuPont Fabros Technology, Inc.	461,846	3,921,073
	EastGroup Properties, Inc.	264,763	8,898,684
	Education Realty Trust, Inc.	304,157	1,426,496
#	Entertainment Properties Trust	370,912	8,571,776
	Equity Lifestyle Properties, Inc.	268,626	10,656,393
#	Equity One, Inc.	808,176	12,025,659
#	Equity Residential	2,612,039	59,789,573
#	Essex Property Trust, Inc.	283,571	18,003,923
#	Extra Space Storage, Inc.	929,394	6,607,991
#	Federal Realty Investment Trust	631,358	34,850,962
	FelCor Lodging Trust, Inc.	568,901	1,126,424
#	First Industrial Realty Trust, Inc.	475,096	1,791,112
	First Potomac Realty Trust	306,669	3,002,290
#	General Growth Properties, Inc.	2,436,909	1,535,253

1

	Glimcher Realty Trust	374,100	916,545
*	Golf Trust of America, Inc.	67,000	90,450
#	HCP, Inc.	2,393,882	52,545,710
#	Health Care REIT, Inc.	1,174,673	40,021,109
#	Healthcare Realty Trust, Inc.	635,960	10,677,768
	Hersha Hospitality Trust	495,993	1,810,374
#	Highwood Properties, Inc.	681,756	16,355,326
*	HMG Courtland Properties, Inc.	2,600	8,580
#	Home Properties, Inc.	352,370	12,840,363
#	Hospitality Properties Trust	998,151	12,217,368
#	Host Marriott Corp.	5,443,568	41,861,038
	HRPT Properties Trust	2,385,161	10,280,044
#	Inland Real Estate Corp.	702,390	6,166,984
#	Kilroy Realty Corp.	354,493	7,635,779
#	Kimco Realty Corp.	2,853,770	34,302,315
	Kite Realty Group Trust	364,810	1,276,835
#	Lasalle Hotel Properties	440,034	5,262,807
	Lexington Realty Trust	1,074,109	4,135,320
#	Liberty Property Trust	1,057,253	25,733,538
	Mack-Cali Realty Corp.	709,836	19,066,195
*	Maguire Properties, Inc.	492,100	536,389
	Maxus Realty Trust, Inc.	6,885	55,080
	Medical Properties Trust, Inc.	822,975	4,394,687
	MHI Hospitality Corp.	83,566	114,485
#	Mid-America Apartment Communities, Inc.	302,710	11,197,243
	Mission West Properties, Inc.	211,834	1,442,590
	Monmouth Real Estate Investment Corp. Class A	259,449	1,587,828
#	Nationwide Health Properties, Inc.	1,090,924	26,934,914
	Omega Healthcare Investors, Inc.	882,824	13,877,993
	One Liberty Properties, Inc.	114,138	465,685
	Parkway Properties, Inc.	163,991	2,274,555
#	Pennsylvania REIT	421,803	3,268,973
#	Post Properties, Inc.	473,066	6,036,322
#	ProLogis	2,555,590	23,281,425
#	PS Business Parks, Inc.	219,425	9,599,844
#	Public Storage	1,618,366	108,203,951
#	Ramco-Gershenson Properties Trust	195,590	2,151,490
#	Realty Income Corp.	1,118,748	24,981,643
#	Regency Centers Corp.	749,782	28,079,336
	Roberts Realty Investors, Inc.	47,739	45,352
#	Saul Centers, Inc.	191,555	6,099,111
	Senior Housing Properties Trust	1,265,132	20,735,514
#	Simon Property Group, Inc.	2,284,339	117,871,892
#	SL Green Realty Corp.	603,509	10,657,969
#	Sovran Self Storage, Inc.	235,265	5,302,873
	Strategic Hotel Capital, Inc.	671,422	563,995
#	Sun Communities, Inc.	196,967	2,885,567
#	Sunstone Hotel Investors, Inc.	583,850	3,088,567
	Supertel Hospitality, Inc.	196,477	273,103
#	Tanger Factory Outlet Centers, Inc.	338,800	11,288,816
#	Taubman Centers, Inc.	565,761	13,476,427
#	The Macerich Co.	826,166	14,482,690
#	UDR, Inc.	1,480,632	14,909,964
	UMH Properties, Inc.	111,988	716,723
	Universal Health Realty Income Trust	126,891	4,063,050

2

	Urstadt Biddle Properties, Inc.	83,090	1,202,312
#	Urstadt Biddle Properties, Inc. Class A	195,238	2,998,856
	U-Store-It Trust	595,649	2,043,076
#	Ventas, Inc.	1,541,428	44,146,498
#	Vornado Realty Trust	1,484,611	72,582,632
	Washington REIT	568,024	12,115,952
#	Weingarten Realty Investors	915,757	14,230,864
	Winthrop Realty Trust	168,333	1,481,330

TOTAL COMMON STOCKS			1,477,826,604

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $10,980,000 FNMA 5.058%(r), 01/01/36, valued at $8,605,747) to be repurchased at $8,476,045	$8,476	$8,476,000

		Shares
SECURITIES LENDING COLLATERAL — (29.8%)
§ @	DFA Short Term Investment Fund LP	627,671,646	627,671,646

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $4,894,876 FNMA 7.000%, 10/01/37, valued at $3,858,428) to be repurchased at $3,746,064	$3,746	3,746,046

TOTAL SECURITIES LENDING COLLATERAL			631,417,692

TOTAL INVESTMENTS - (100.0%)
(Cost $3,018,253,615)			$2,117,720,296

See accompanying Notes to Financial Statements.

3

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (5.1%)
COMMON STOCKS — (5.1%)
	AGL Energy, Ltd.	73,766	$811,597
	Alumina, Ltd.	142,722	154,547
	Amcor, Ltd.	108,835	379,976
	Amcor, Ltd. Sponsored ADR	1,068	14,738
	AMP, Ltd.	251,349	946,150
#	APN News & Media, Ltd.	5,157	5,242
#	Aristocrat Leisure, Ltd.	37,760	98,895
	ASX, Ltd.	22,278	528,128
	Australia & New Zealand Banking Group, Ltd.	274,967	3,170,978
	AXA Asia Pacific Holdings, Ltd.	123,474	349,513
#	Bank of Queensland, Ltd.	10,651	65,805
	Bendigo Bank, Ltd.	33,640	167,510
	BHP Billiton, Ltd.	297,885	7,196,177
#	BHP Billiton, Ltd. Sponsored ADR	58,200	2,801,748
	Billabong International, Ltd.	18,817	142,793
#	BlueScope Steel, Ltd.	113,227	191,548
#	Boral, Ltd.	77,740	230,866
	Brambles, Ltd.	182,332	782,439
#	Caltex Australia, Ltd.	21,604	154,268
#	Coca-Cola Amatil, Ltd.	57,468	381,502
	Cochlear, Ltd.	8,260	297,952
	Commonwealth Bank of Australia	193,198	4,936,433
	Computershare, Ltd.	73,248	485,564
	Consolidated Media Holdings, Ltd.	75,939	117,216
	Crown, Ltd.	52,574	261,776
	CSL, Ltd.	92,947	2,316,233
	CSR, Ltd.	148,439	144,456
#	David Jones, Ltd.	41,015	89,930
	Downer EDI, Ltd.	41,893	153,203
#	Fairfax Media, Ltd.	399,055	343,239
# *	Fortescue Metals Group, Ltd.	161,514	274,686
	Foster’s Group, Ltd.	314,466	1,202,398
	Goodman Fielder, Ltd.	250,480	208,652
#	Harvey Norman Holdings, Ltd.	70,202	151,594
# *	Iluka Resources, Ltd.	62,522	148,696
	Incitec Pivot, Ltd.	186,023	282,755
	Insurance Australia Group, Ltd.	269,371	678,860
	James Hardie Industries NV	43,241	144,551
	James Hardie Industries NV Sponsored ADR	500	8,155
#	Leighton Holdings, Ltd.	20,250	308,747
	Lend Lease Corp., Ltd.	43,126	225,893

1

*	Lihir Gold, Ltd.	237,027	512,183
	Lion Nathan, Ltd.	51,883	441,764
	Macquarie Airports	80,704	106,376
#	Macquarie Group, Ltd.	34,985	846,361
#	Macquarie Infrastructure Group	104,849	102,740
	Metcash, Ltd.	112,673	340,300
	Mirvac Group	128,375	97,398
	National Australia Bank, Ltd.	247,223	3,697,280
	New Hope Corp., Ltd.	9,661	29,617
	Newcrest Mining, Ltd.	66,141	1,428,540
	Nufarm, Ltd.	14,731	141,439
	Oil Search, Ltd.	133,588	492,625
	OneSteel, Ltd.	127,120	205,213
*	OneSteel, Ltd.	50,848	82,407
#	Orica, Ltd.	46,434	565,616
	Origin Energy, Ltd.	136,160	1,609,854
	OZ Minerals, Ltd.	255,402	137,814
# *	Paladin Energy, Ltd.	77,365	255,794
#	Perpetual Trustees Australia, Ltd.	3,869	90,300
#	Primary Health Care, Ltd.	35,966	113,587
	Qantas Airways, Ltd.	154,865	223,422
#	QBE Insurance Group, Ltd.	135,134	2,137,120
#	Ramsay Health Care, Ltd.	15,862	106,510
#	Reece Australia, Ltd.	7,063	97,236
#	Rio Tinto, Ltd.	54,021	2,515,570
	Santos, Ltd.	71,838	846,739
#	Seven Network, Ltd.	19,868	90,781
#	Sims Metal Management, Ltd.	20,364	295,763
	Sonic Healthcare, Ltd.	42,748	362,596
	SP Ausnet	219,466	159,270
	Suncorp-Metway, Ltd.	120,121	512,532
	TABCORP Holdings, Ltd.	73,932	399,183
	Tatts Group, Ltd.	116,126	232,856
	Telstra Corp., Ltd.	543,075	1,312,020
	Toll Holdings, Ltd.	87,670	375,146
#	Transurban Group	167,504	542,894
	United Group, Ltd.	25,177	175,141
	Washington H. Soul Pattinson & Co., Ltd.	18,899	131,849
	Wesfarmers, Ltd. (6948836)	116,329	1,911,246
	Wesfarmers, Ltd. (B291502)	19,314	317,414
#	West Australian Newspapers Holdings, Ltd.	1,551	5,688
	Westpac Banking Corp.	294,724	4,108,911
	Westpac Banking Corp. Sponsored ADR	12,460	859,117
	Woodside Petroleum, Ltd.	61,201	1,682,652
	Woolworths, Ltd.	186,315	3,614,356
	WorleyParsons, Ltd.	17,003	224,273

TOTAL — AUSTRALIA			65,892,902

AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
#	Erste Group Bank AG	26,189	546,449

2

	EVN AG	570	8,655
	Oesterreichische Elektrizitaetswirtschafts AG	5,382	220,999
	OMV AG	22,582	699,593
#	Raiffeisen International Bank-Holding AG	7,534	259,719
	Telekom Austria AG	50,626	665,916
	Telekom Austria AG ADR	2,400	63,360
# *	Vienna Insurance Group	4,884	190,400
#	Voestalpine AG	17,501	334,842

TOTAL — AUSTRIA			2,989,933

BELGIUM — (0.5%)
COMMON STOCKS — (0.5%)
#	Anheuser-Busch InBev NV	54,981	1,683,091
	Belgacom SA	23,592	685,766
	Colruyt SA	2,476	562,783
#	Delhaize Group	4,608	310,786
	Delhaize Group Sponsored ADR	5,300	358,280
#	Dexia SA	58,806	285,210
#	Fortis	216,162	531,352
	KBC Groep NV	16,450	361,594
	Mobistar SA	3,728	223,088
	Solvay SA	6,217	532,904
# *	UCB SA	11,467	312,104
#	Umicore	13,097	256,679
TOTAL COMMON STOCKS			6,103,637

RIGHTS/WARRANTS — (0.0%)
# *	Fortis Coupons	293,685	—
*	Umicore	275	4
TOTAL RIGHTS/WARRANTS			4

TOTAL — BELGIUM			6,103,641

CANADA — (7.0%)
COMMON STOCKS — (7.0%)
	Addax Petroleum Corp.	11,700	321,988
	Agnico Eagle Mines, Ltd.	20,450	903,995
	Agrium, Inc.	21,600	926,775
#	Alimentation Couche-Taro, Inc. Class B	14,900	162,947
	Astral Media, Inc. Class A	6,100	161,126
#	Bank of Montreal	70,894	2,346,697
	Bank of Nova Scotia	131,127	3,729,532
	Barrick Gold Corp.	123,700	3,581,526
	BCE, Inc.	33,950	725,773
	Biovail Corp.	17,900	195,755
	Bombardier, Inc. Class B	200,700	635,755
#	Brookfield Asset Management, Inc. Series A	57,574	881,968
#	Brookfield Properties Corp.	20,137	149,682
	CAE, Inc.	39,436	251,164
	Cameco Corp.	47,800	1,097,561
	Canadian Imperial Bank of Commerce	52,300	2,347,868

3

#	Canadian National Railway Co.	73,200	2,959,162
	Canadian National Resources, Ltd.	72,000	3,319,132
#	Canadian Pacific Railway, Ltd.	21,400	765,759
#	Canadian Tire Corp. Class A	10,200	431,660
	Canadian Utilities, Ltd. Class A	6,900	199,489
*	CGI Group, Inc.	43,400	384,792
*	Eldorado Gold Corp.	52,900	420,256
	Emera, Inc.	4,200	69,548
	Empire Co., Ltd. Class A	2,600	108,593
	Enbridge, Inc.	44,705	1,380,524
	EnCana Corp.	98,862	4,530,933
	Ensign Energy Services, Inc.	13,500	155,556
	Fairfax Financial Holdings, Inc.	2,800	740,535
	Finning International, Inc.	22,100	263,355
	First Quantum Minerals, Ltd.	10,200	394,477
	Fortis, Inc.	19,100	354,534
*	Franco-Nevada Corp.	5,250	111,705
	George Weston, Ltd.	6,700	332,558
	Gerdau Ameristeel Corp.	21,800	114,727
	Goldcorp, Inc.	100,520	2,747,811
	Great West Lifeco, Inc.	38,000	652,493
#	Groupe Aeroplan, Inc.	37,935	240,014
	Husky Energy, Inc.	33,800	818,870
	IAMGOLD Corp.	36,600	291,684
	IGM Financial, Inc.	16,400	488,853
	Imperial Oil, Ltd.	40,627	1,452,059
	Industrial Alliance Insurance & Financial Services, Inc.	11,000	220,498
	ING Canada, Inc.	13,600	393,879
# *	Ivanhoe Mines, Ltd.	28,900	185,514
	Jean Coutu Group PJC, Inc. Class A	16,500	126,242
	Kinross Gold Corp.	85,312	1,314,747
	Loblaw Companies, Ltd.	13,600	366,412
	Magna International, Inc. Class A	12,680	435,347
#	Manitoba Telecom Services, Inc.	2,400	67,376
	Manulife Financial Corp.	197,590	3,364,643
	Metro, Inc. Class A	12,400	384,480
	National Bank of Canada	22,600	826,691
	Nexen, Inc.	66,079	1,258,120
	Niko Resources, Ltd.	5,400	273,281
#	Onex Corp.	11,800	190,453
*	Open Text Corp.	6,300	207,483
*	Pan Amer Silver Corp.	6,300	103,795
# *	Petrobank Energy & Resources, Ltd.	11,900	255,791
	Petro-Canada	68,800	2,171,296
	Potash Corp. of Saskatchewan, Inc.	39,600	3,401,492
*	Research In Motion, Ltd.	67,100	4,635,090
	Ritchie Brothers Auctioneers, Inc.	15,800	348,625
	Rogers Communications, Inc. Class B	74,100	1,820,675
#	Royal Bank of Canada	205,068	7,269,234
#	Saputo, Inc.	18,000	328,836
#	Shaw Communictions, Inc. Class B	47,300	733,303
	Shoppers Drug Mart Corp.	26,200	947,398

4

*	Silver Wheaton Corp.	33,400	256,105
*	Sino-Forest Corp.	14,900	130,358
#	SNC-Lavalin Group, Inc.	18,400	535,825
#	Sun Life Financial, Inc.	75,100	1,755,879
	Suncor Energy, Inc.	123,043	3,096,440
	Talisman Energy, Inc.	140,700	1,762,729
	Teck Resources, Ltd. Class B	62,534	656,625
	Telus Corp.	7,317	178,740
#	The Thomson Corp.	28,253	793,158
	Tim Hortons, Inc.	18,400	447,163
	TMX Group, Inc.	8,000	215,135
#	Toronto Dominion Bank	111,615	4,405,486
	Transalta Corp.	28,300	487,121
	TransCanada Corp.	83,166	2,075,491
# *	Viterra, Inc.	33,700	245,697
	Yamana Gold, Inc.	85,244	668,636

TOTAL — CANADA			91,490,480

DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
# *	A P Moller - Maersk A.S.	173	1,004,899
#	Alk-Abello A.S.	900	54,084
	Carlsberg A.S. Series B	9,026	433,968
#	Coloplast A.S.	3,540	241,669
#	D/S Norden A.S.	2,235	75,164
	Dampskibsselskabet Torm A.S.	3,400	30,978
#	Danisco A.S.	6,350	207,963
*	Danske Bank A.S.	57,928	635,364
#	DSV A.S.	26,800	302,655
*	FLSmidth & Co. A.S.	6,800	217,450
*	Genmab A.S.	5,175	199,449
#	H. Lundbeck A.S.	9,602	173,722
*	Jyske Bank A.S.	7,260	185,979
	Novo-Nordisk A.S. Series B	45,800	2,179,203
	Novo-Nordisk A.S. Sponsored ADR	24,481	1,163,092
	Novozymes A.S. Series B	7,138	481,272
#	Rockwool International A.S.	1,000	77,194
*	Topdanmark A.S.	2,400	283,714
#	Trygvesta A.S.	3,500	191,558
*	Vestas Wind Systems A.S.	23,564	1,529,574
*	William Demant Holding A.S.	3,260	154,177

TOTAL — DENMARK			9,823,128

FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
#	Elisa Oyj	17,663	233,853
	Fortum Oyj	54,635	1,102,000
#	Kesko Oyj	6,900	179,420
	Kone Oyj Series B	19,500	532,668
#	Neste Oil Oyj	16,387	211,971

5

	Nokia Oyj	280,768	3,987,879
	Nokia Oyj Sponsored ADR	163,300	2,309,062
	Rautaruukki Oyj Series K	11,482	213,641
	Sampo Oyj	51,453	959,839
	Sanoma Oyj	11,666	153,688
*	Stora Enso Oyj Series R	55,325	315,788
*	Stora Enso Oyj Sponsored ADR	12,000	67,560
	UPM-Kymmene Oyj	52,424	469,137
	UPM-Kymmene Oyj Sponsored ADR	13,000	115,440
#	Wartsila Corp. Oyj Series B	10,076	332,207

TOTAL — FINLAND			11,184,153

FRANCE — (7.3%)
COMMON STOCKS — (7.3%)
	Accor SA	24,558	1,039,089
	Aeroports de Paris	4,190	241,247
	Air France-KLM	17,200	190,967
	Air Liquide SA (B1YW1V6)	28,068	2,297,097
#	Air Liquide SA (B1YXBJ7)	33,605	2,734,393
*	Alcatel-Lucent SA	149,849	378,907
*	Alcatel-Lucent SA Sponsored ADR	128,100	320,250
	Alstom SA	27,933	1,741,274
*	AXA SA	128,952	2,166,613
# *	AXA SA Sponsored ADR	77,200	1,326,296
	bioMerieux	1,600	119,846
	BNP Paribas SA	103,135	5,429,426
#	Bouygues SA	30,658	1,307,867
*	Bureau Veritas SA	4,248	172,878
# *	Capgemini SA	16,153	603,803
# *	Carrefour SA	80,300	3,255,926
	Casino Guichard Perrachon SA	5,140	320,650
	Christian Dior SA	6,556	439,302
	Cie Generale D’Optique Essilor Intenational SA	27,212	1,172,409
#	Ciments Francais SA	1,006	91,117
#	CNP Assurances	4,684	369,313
	Compagnie de Saint-Gobain	34,856	1,250,467
	Compagnie Generale des Establissements Michelin Series B	18,033	923,081
	Credit Agricole SA	113,921	1,665,702
#	DANONE SA	39,143	1,861,902
	Dassault Systemes SA	7,901	324,300
	EDF Energies Nouvelles SA	2,889	102,297
#	Eiffage SA	4,864	250,963
	Electricite de France	24,644	1,141,530
	Eramet SA	676	145,156
	Euler Hermes SA	1,874	91,435
#	European Aeronautic Defence & Space Co.	38,109	550,051
	Eutelsat Communications	12,391	268,311
	France Telecom SA	214,253	4,756,423
	France Telecom SA Sponsored ADR	32,000	705,920
#	GDF Suez (B0C2CQ3)	138,239	4,964,754
*	GDF Suez (B3B9KQ2)	11,445	15

6

	Groupe Danone Sponsored ADR	13,800	130,272
#	Hermes International SA	7,596	1,007,420
	Iliad SA	2,602	273,295
	Imerys SA	4,048	167,516
	Ipsen SA	2,070	84,752
#	JC Decaux SA	9,323	132,580
#	Lafarge SA	16,759	945,685
#	Lafarge SA Sponsored ADR	1,800	25,524
#	Lagardere SCA	13,769	432,250
	Legrand SA	12,650	253,942
#	L’Oreal SA	32,097	2,296,196
	LVMH Moet Hennessy Louis Vuitton SA	31,019	2,341,899
#	M6 Metropole Television	10,023	187,341
	Natixis	103,686	234,761
	Neopost SA	3,543	300,029
#	PagesJaunes SA	14,300	155,337
#	Pernod-Ricard SA	21,265	1,256,062
	Peugeot SA	17,625	407,009
	PPR SA	11,417	874,691
	Publicis Groupe	13,738	419,900
	Publicis Groupe ADR	1,700	51,595
	Remy Cointreau SA	2	66
	Renault SA	23,001	737,521
	Safran SA	29,773	355,346
#	Sanofi - Aventis	101,521	5,879,299
	Sanofi - Aventis ADR	79,112	2,272,097
# *	Schneider Electric SA	27,366	2,082,512
	SCOR SE	18,739	393,284
	Societe Generale Paris	60,136	3,073,465
	Societe Television Francaise 1	17,323	162,231
	Sodexo	11,071	531,827
	STMicroelectronics NV	77,937	513,645
# *	Suez Environnement SA	31,629	482,134
#	Technip SA	8,170	350,985
	Technip SA ADR	3,600	153,396
	Thales SA	11,749	487,404
	Total SA	177,977	8,905,222
	Total SA Sponsored ADR	77,100	3,833,412
	Vallourec SA	6,267	684,994
	Veolia Environnement SA	35,795	980,555
#	Veolia Environnement SA ADR	9,000	245,790
	Vinci SA	55,213	2,473,568
	Vivendi SA	138,040	3,711,768
TOTAL COMMON STOCKS			95,009,554

RIGHTS/WARRANTS — (0.0%)
# *	Lafarge SA Rights 04/15/09	7,735	414,485

TOTAL — FRANCE			95,424,039

7

GERMANY — (5.8%)
COMMON STOCKS — (5.8%)
#	Adidas-Salomon AG	27,430	1,036,370
#	Allianz SE	29,841	2,749,178
	Allianz SE Sponsored ADR	225,886	2,046,527
# *	BASF AG	103,527	3,916,435
#	BASF AG Sponsored ADR	8,200	289,460
*	Bayer AG	52,609	2,610,890
*	Bayer AG Sponsored ADR	34,500	1,706,370
#	Bayerische Motoren Werke AG	44,308	1,535,233
#	Beiersdorf AG	13,598	557,397
#	Celesio AG	10,564	235,971
#	Commerzbank AG	76,215	509,654
#	Daimler AG	66,702	2,378,504
#	Daimler AG Sponsored ADR	43,650	1,558,305
	Deutsche Bank AG ADR	67,178	3,522,143
	Deutsche Boerse AG	23,498	1,711,109
#	Deutsche Lufthansa AG	27,987	357,022
	Deutsche Post AG	102,318	1,180,525
#	Deutsche Postbank AG	9,435	196,014
#	Deutsche Telekom AG	307,438	3,752,468
	Deutsche Telekom AG Sponsored ADR	63,200	687,616
#	E.ON AG	186,594	6,263,287
*	E.ON AG Sponsored ADR	53,950	1,815,417
#	Fraport AG	4,355	175,539
#	Fresenius Medical Care AG & Co. KGaA	19,029	737,203
	Fresenius Medical Care AG & Co. KGaA ADR	3,500	134,785
*	Fresenius SE	3,616	149,482
# *	Fresenius SE	9,056	467,059
	GEA Group AG	16,754	217,037
#	Generali Deutschland Holding AG	1,114	91,989
#	Hannover Rueckversicherung AG	6,506	210,211
#	Heidelberger Zement AG	3,279	137,842
#	Henkel AG & Co. KGaA	13,753	340,005
#	Hochtief AG	4,393	210,567
	K&S AG	20,394	1,226,839
	Linde AG	17,271	1,377,096
	MAN AG	12,200	748,322
	Merck KGaA	9,232	825,723
	Metro AG	12,671	538,991
	Munchener Rueckversicherungs-Gesellschaft AG	27,061	3,739,026
#	Porsche Automobil Holding SE	11,011	793,179
# *	Puma AG Rudolf Dassler Sport	790	168,984
# *	Q-Cells SE	5,069	108,208
# *	QIAGEN NV	22,830	375,925
	Rhoen-Klinikum AG	10,954	228,299
#	RWE AG	53,381	3,845,336
	Salzgitter AG	4,061	286,512
	SAP AG	76,884	2,925,353
#	SAP AG Sponsored ADR	29,700	1,131,273
	Siemens AG	48,396	3,224,567
	Siemens AG Sponsored ADR	58,650	3,925,445
# *	Solarworld AG	10,819	299,827

8

	Suedzucker AG	7,095	136,947
*	Tenaris SA ADR	24,750	619,245
#	ThyssenKrupp AG	41,618	889,816
# *	UCB SA	2,437	67,987
#	Volkswagen AG	11,739	3,721,246
#	Wacker Chemie AG	1,969	199,951

TOTAL — GERMANY			74,891,711

GREECE — (0.4%)
COMMON STOCKS — (0.4%)
*	Alpha Bank A.E.	49,027	477,544
	Coca-Cola Hellenic Bottling Co. S.A.	21,709	347,172
	EFG Eurobank Ergasias S.A.	40,187	315,471
	Hellenic Petroleum S.A.	15,660	151,765
	Hellenic Telecommunication Organization Co. S.A.	24,832	378,061
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	18,800	139,684
*	Marfin Investment Group S.A.	46,758	200,494
	National Bank of Greece S.A.	42,777	889,586
	National Bank of Greece S.A. ADR	94,360	384,045
	OPAP S.A.	37,766	1,165,090
	Piraeus Bank S.A.	41,079	376,673
	Public Power Corp. S.A.	11,935	230,068

TOTAL — GREECE			5,055,653

HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
	ASM Pacific Technology, Ltd.	17,000	76,114
#	Bank of East Asia, Ltd.	190,555	452,295
	BOC Hong Kong (Holdings), Ltd.	464,000	656,530
	Cathay Pacific Airways, Ltd.	128,000	148,224
	Cheung Kong Holdings, Ltd.	185,600	1,931,182
	Cheung Kong Infrastructure Holdings, Ltd.	50,000	192,876
	CLP Holdings, Ltd.	236,400	1,596,823
	Esprit Holdings, Ltd.	160,541	983,675
	First Pacific Co., Ltd.	202,000	90,675
*	Foxconn International Holdings, Ltd.	318,000	195,973
	Great Eagle Holdings, Ltd.	26,614	36,742
	Hang Lung Group, Ltd.	113,000	413,853
	Hang Lung Properties, Ltd.	255,000	721,090
	Hang Seng Bank, Ltd.	110,100	1,221,022
	Henderson Land Development Co., Ltd.	127,632	594,512
	Hong Kong and China Gas Co., Ltd.	625,970	1,162,628
	Hong Kong and Shanghai Hotels, Ltd.	69,025	52,185
	Hong Kong Electric Holdings, Ltd.	202,707	1,199,293
#	Hong Kong Exchanges & Clearing, Ltd.	119,200	1,372,232
	Hopewell Highway Infrastructure, Ltd.	112,300	61,073
	Hopewell Holdings, Ltd.	83,000	213,132
*	Hutchison Telecommunications Hong Kong Holdings, Ltd.	203,000	19,121
	Hutchison Telecommunications International, Ltd.	203,000	37,980
	Hutchison Whampoa, Ltd.	244,500	1,433,835

9

	Hysan Development Co., Ltd.	55,348	100,519
	Industrial & Commercial Bank of China (Asia), Ltd.	25,688	32,821
	Kerry Properties, Ltd.	78,893	232,700
	Kingboard Chemical Holdings, Ltd.	80,000	193,931
#	Li & Fung, Ltd.	376,000	1,056,339
	Lifestyle International Holdings, Ltd.	80,500	76,911
# *	Mongolia Energy Corp., Ltd.	223,000	63,200
	MTR Corp., Ltd.	175,513	444,708
	New World China Land, Ltd.	165,200	64,296
	New World Development Co., Ltd.	323,416	423,832
	NWS Holdings, Ltd.	103,252	206,814
	Pacific Basin Shipping, Ltd.	172,000	85,049
	PCCW, Ltd.	439,265	198,426
	Shangri-La Asia, Ltd.	176,913	260,128
	Sino Land Co., Ltd.	189,363	241,189
	Sun Hung Kai Properties, Ltd.	170,706	1,762,532
	Television Broadcasts, Ltd.	25,000	88,493
	Transport International Holdings, Ltd.	17,600	47,630
	Vtech Holdings, Ltd.	15,000	75,023
	Wharf Holdings, Ltd.	162,609	536,061
#	Wheelock and Co., Ltd.	106,000	229,008
	Wing Hang Bank, Ltd.	20,000	118,745
#	Yue Yuen Industrial (Holdings), Ltd.	78,500	174,058

TOTAL — HONG KONG			21,575,478

IRELAND — (0.2%)
COMMON STOCKS — (0.2%)
	CRH P.L.C.	33,450	850,608
	CRH P.L.C. Sponsored ADR	42,847	1,102,025
*	Elan Corp. P.L.C.	22,589	134,376
*	Elan Corp. P.L.C. Sponsored ADR	39,700	234,627
	Kerry Group P.L.C.	22,104	454,469
*	Ryanair Holdings P.L.C.	33,520	147,014

TOTAL — IRELAND			2,923,119

ITALY — (2.5%)
COMMON STOCKS — (2.5%)
	A2A SpA	171,389	281,710
#	ACEA SpA	11,304	140,218
#	Alleanza Assicurazioni SpA	50,492	338,321
#	Assicurazioni Generali SpA	140,590	2,860,422
#	Atlantia SpA	30,212	532,970
# *	Banca Carige SpA	106,224	389,103
	Banca Monte Dei Paschi di Siena SpA	319,433	511,140
	Banca Popolare di Milano Scarl	41,017	238,468
	Banco Popolare Scarl	89,713	589,379
#	Buzzi Unicem SpA	7,970	116,700
	Enel SpA	577,110	3,128,218
#	Eni SpA	241,210	5,176,163
	Eni SpA Sponsored ADR	51,100	2,181,459

10

# *	Fiat SpA	75,854	741,578
*	Fiat SpA Sponsored ADR	7,000	73,500
#	Finmeccanica SpA	48,370	681,397
#	Fondiaria - Sai SpA	7,144	118,805
#	Hera SpA	76,919	154,695
	Intesa Sanpaolo SpA	927,082	2,953,555
	Intesa Sanpaolo SpA Sponsored ADR	13,601	258,419
#	Italcementi SpA	8,940	107,621
# *	Lottomatica SpA	6,664	136,988
#	Luxottica Group SpA	18,425	338,113
	Mediaset SpA	99,784	560,544
#	Mediobanca SpA	64,159	740,236
#	Mediolanum SpA	44,701	204,295
#	Parmalat SpA	180,290	358,078
#	Saipem SpA	32,896	703,130
#	Saras SpA	38,600	113,034
#	Snam Rete Gas SpA	137,501	544,561
	Telecom Italia SpA	659,546	833,994
	Telecom Italia SpA Sponsored ADR	80,065	1,002,414
	Terna SpA	169,541	544,449
	UniCredito SpA	1,466,760	3,571,524
	Unione di Banche Italiane ScpA	77,200	1,064,460
	Unipol Gruppo Finanziario SpA	87,290	108,480
TOTAL COMMON STOCKS			32,398,141

PREFERRED STOCKS — (0.0%)
*	Fiat SpA	3,000	17,207

RIGHTS/WARRANTS — (0.0%)
*	Snam Rete Gas SpA Rights 05/15/09	137,501	105,518

TOTAL — ITALY			32,520,866

JAPAN — (18.5%)
COMMON STOCKS — (18.5%)
	Advantest Corp.	9,840	155,781
	Advantest Corp. ADR	10,000	158,200
	AEON Co., Ltd.	80,100	627,169
	Aeon Mall Co., Ltd.	8,680	113,626
	Aioi Insurance Co., Ltd.	58,000	254,586
	Air Water, Inc.	20,000	165,285
#	Aisin Seiki Co., Ltd.	24,700	507,249
	Ajinomoto Co., Inc.	84,000	616,740
#	Alfresa Holdings Corp.	4,200	162,917
	All Nippon Airways Co., Ltd.	79,000	288,459
	Amada Co., Ltd.	41,000	253,888
	Aoyama Trading Co., Ltd.	5,500	79,129
# *	Aozora Bank, Ltd.	85,000	107,676
	Asahi Breweries, Ltd.	48,000	602,354
	Asahi Glass Co., Ltd.	130,000	776,777

11

#	Asahi Kasei Corp.	149,000	598,987
	ASATSU-DK, Inc.	2,700	46,702
#	Asics Corp.	23,000	149,516
	Astellas Pharma, Inc.	57,955	1,884,528
	Bank of Yokohama, Ltd.	202,000	856,578
#	Benesse Corp.	9,700	371,214
#	Bridgestone Corp.	98,800	1,472,697
	Brother Industries, Ltd.	31,000	251,963
	Canon Marketing Japan, Inc.	7,000	84,644
	Canon, Inc.	92,700	2,774,113
	Canon, Inc. Sponsored ADR	53,850	1,626,809
	Capcom Co., Ltd.	6,900	120,344
	Casio Computer Co., Ltd.	29,000	222,210
#	Central Japan Railway Co.	248	1,469,979
	Chiyoda Corp.	23,000	138,346
	Chubu Electric Power Co., Ltd.	96,900	2,130,354
	Chugai Pharmaceutical Co., Ltd.	28,100	521,872
	Chuo Mitsui Trust Holdings, Inc.	132,000	434,096
	Circle K Sunkus Co., Ltd.	5,100	71,579
	Citizen Holdings Co., Ltd.	45,300	207,249
#	Coca-Cola West Co., Ltd.	4,600	75,622
	Comsys Holdings Corp.	11,000	89,351
	Cosmo Oil Co., Ltd.	74,000	210,293
	Credit Saison Co., Ltd.	20,700	232,546
	Dai Nippon Printing Co., Ltd.	97,000	1,026,824
#	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	182,550
	Daicel Chemical Industries, Ltd.	28,000	117,649
#	Daido Steel Co., Ltd.	37,000	123,254
	Daihatsu Motor Co., Ltd.	21,000	189,823
#	Daiichi Sankyo Co., Ltd.	100,146	1,674,535
	Daikin Industries, Ltd.	33,000	887,792
	Daito Trust Construction Co., Ltd.	10,600	442,000
	Daiwa House Industry Co., Ltd.	69,000	602,609
#	Daiwa Securities Co., Ltd.	171,000	895,843
# *	DeNa Co., Ltd.	64	229,374
	Denki Kagaku Kogyo Kabushiki Kaisha	74,000	164,245
	Denso Corp.	63,900	1,510,524
#	Dentsu, Inc.	29,100	539,666
	DIC Corp.	63,000	102,873
#	Disco Corp.	1,700	51,164
#	Don Quijote Co., Ltd.	4,200	63,816
	Dowa Holdings Co., Ltd.	32,000	127,228
#	East Japan Railway Co.	49,200	2,772,387
#	Eisai Co., Ltd.	31,500	845,321
	Electric Power Development Co., Ltd.	16,900	492,875
# *	Elpida Memory, Inc.	13,000	139,227
#	Ezaki Glico Co., Ltd.	10,000	93,354
#	FamilyMart Co., Ltd.	7,300	200,877
#	Fanuc, Ltd.	23,000	1,659,731
	Fast Retailing Co., Ltd.	6,500	683,144
	Fuji Electric Holdings Co., Ltd.	64,000	110,063
	Fuji Heavy Industries, Ltd.	68,000	273,839

12

	FUJIFILM Holdings Corp.	78,600	2,022,240
	Fujikura, Ltd.	39,000	134,627
	Fujitsu, Ltd.	298,440	1,278,507
	Fukuoka Financial Group, Inc.	101,000	311,239
	Furukawa Electric Co., Ltd.	70,000	209,488
	Glory, Ltd.	6,200	113,777
	GS Yuasa Corp.	43,000	288,851
#	H2O Retailing Corp.	13,000	82,404
#	Hakuhodo Dy Holdings, Inc.	3,000	137,629
	Hamamatsu Photonics K.K.	9,400	189,566
#	Hankyu Hanshin Holdings, Inc.	158,000	738,430
	Heiwa Corp.	6,700	59,526
	Hikari Tsushin, Inc.	3,800	77,770
	Hino Motors, Ltd.	37,000	106,425
	Hirose Electric Co., Ltd.	3,700	385,393
	Hisamitsu Pharmaceutical Co., Inc.	8,700	245,575
	Hitachi Chemical Co., Ltd.	12,500	167,697
#	Hitachi Construction Machinery Co., Ltd.	13,100	178,984
	Hitachi High-Technologies Corp.	9,300	130,162
	Hitachi Koki Co., Ltd.	11,000	93,980
#	Hitachi Metals, Ltd.	25,000	197,150
	Hitachi Transport System, Ltd.	5,500	56,405
	Hitachi, Ltd.	267,000	932,983
	Hitachi, Ltd. Sponsored ADR	22,500	783,225
#	Hokkaido Electric Power Co., Inc.	25,000	460,000
	Hokuhoku Financial Group, Inc.	165,000	291,066
	Hokuriku Electric Power Co., Inc.	22,200	501,309
#	Honda Motor Co., Ltd.	120,200	3,522,693
	Honda Motor Co., Ltd. Sponsored ADR	113,125	3,287,413
	House Foods Corp.	8,500	115,568
	Hoya Corp.	52,000	902,107
	Ibiden Co., Ltd.	18,500	540,988
	Idemitsu Kosan Co., Ltd.	3,000	221,580
*	IHI Corp.	152,000	230,914
#	INPEX Corp.	112	712,730
#	Isetan Mitsukoshi Holdings, Ltd.	41,580	349,532
	Isuzu Motors, Ltd.	146,000	243,733
#	ITO EN, Ltd.	5,600	68,570
	Itochu Corp.	190,000	1,018,788
#	Itochu Techno-Solutions Corp.	4,200	95,509
#	Izumi Co., Ltd.	5,000	57,412
#	J Front Retailing Co., Ltd.	51,800	212,772
*	Japan Airlines System Corp.	110,000	214,657
#	Japan Airport Terminal Co., Ltd.	7,000	70,357
	Japan Petroleum Exploration Co., Ltd.	3,200	126,312
	Japan Tobacco, Inc.	592	1,487,336
#	JFE Holdings, Inc.	65,500	1,789,014
#	JGC Corp.	27,000	354,030
	JS Group Corp.	32,540	395,977
	JSR Corp.	22,000	268,057
	JTEKT Corp.	24,560	236,883
	Juroku Bank, Ltd.	40,000	135,221

13

	Kagome Co., Ltd.	4,900	74,407
	Kajima Corp.	106,000	305,805
#	Kamigumi Co., Ltd.	30,000	192,687
#	Kandenko Co., Ltd.	8,000	51,006
	Kaneka Corp.	37,000	214,559
	Kansai Electric Power Co., Inc.	108,900	2,217,551
	Kansai Paint Co., Ltd.	20,000	106,809
#	Kao Corp.	78,000	1,458,852
#	Kawasaki Heavy Industries, Ltd.	180,000	385,815
	Kawasaki Kisen Kaisha, Ltd.	79,000	297,658
	KDDI Corp.	359	1,614,430
#	Keihan Electric Railway Co., Ltd.	69,000	279,103
#	Keihin Electric Express Railway Co., Ltd.	51,000	391,589
#	Keio Corp.	68,000	386,046
	Keisei Electric Railway Co., Ltd.	39,000	185,434
#	Keyence Corp.	5,192	916,889
	Kikkoman Corp.	18,000	160,447
	Kinden Corp.	14,000	116,805
#	Kintetsu Corp.	237,280	1,031,657
	Kirin Holdings Co., Ltd.	93,000	1,023,279
	Kobayashi Pharmaceutical Co., Ltd.	2,700	87,824
	Kobe Steel, Ltd.	342,000	562,376
	Koito Manufacturing Co., Ltd.	14,000	127,657
#	Komatsu, Ltd.	112,500	1,403,587
	Komeri Co., Ltd.	4,000	84,265
	Konami Co., Ltd.	8,600	127,637
	Konami Corp. ADR	3,500	52,430
	Konica Minolta Holdings, Inc.	62,500	516,284
	Kose Corp.	3,690	74,306
	Kubota Corp.	107,000	643,116
	Kubota Corp. Sponsored ADR	6,445	193,286
	Kuraray Co., Ltd.	44,000	378,584
	Kurita Water Industries, Ltd.	13,400	326,414
#	Kyocera Corp.	15,800	1,227,098
	Kyocera Corp. Sponsored ADR	8,729	677,196
	Kyowa Hakko Kirin Co., Ltd.	32,000	283,002
	Kyushu Electric Power Co., Inc.	49,800	1,027,741
	Lawson, Inc.	9,300	361,688
	Leopalace21 Corp.	15,000	109,879
#	Lion Corp.	19,000	86,889
	Mabuchi Motor Co., Ltd.	3,400	154,018
	Makita Corp.	13,000	300,192
#	Makita Corp. Sponsored ADR	1,630	37,865
	Marubeni Corp.	219,000	796,117
	Marui Group Co., Ltd.	35,200	194,702
#	Maruichi Steel Tube, Ltd.	4,200	84,946
#	Matsui Securities Co., Ltd.	9,700	68,762
	Mazda Motor Corp.	123,000	306,297
	Mediceo Paltac Holdings Co., Ltd.	18,600	188,182
*	MEIJI Holdings Co., Ltd.	5,256	160,419
#	Minebea Co., Ltd.	45,000	174,407
	Miraca Holdings, Inc.	4,500	91,845

14

#	Misumi Group, Inc.	10,000	135,019
	Mitsubishi Chemical Holdings Corp.	173,990	662,654
#	Mitsubishi Corp.	169,500	2,608,512
	Mitsubishi Electric Corp.	244,000	1,299,500
#	Mitsubishi Estate Co., Ltd.	149,000	1,947,601
	Mitsubishi Gas Chemical Co., Inc.	46,000	214,962
	Mitsubishi Heavy Industries, Ltd.	396,000	1,296,245
	Mitsubishi Logistics Corp.	14,000	133,510
	Mitsubishi Materials Corp.	155,000	448,669
# *	Mitsubishi Motors Corp.	450,000	689,588
#	Mitsubishi Rayon Co., Ltd.	66,000	137,405
#	Mitsubishi Tanabe Pharma Corp.	29,000	276,807
	Mitsubishi UFJ Financial Group, Inc.	348,172	1,899,232
	Mitsubishi UFJ Financial Group, Inc. ADR	1,013,378	5,492,509
	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	46,261
	Mitsui & Co., Ltd.	183,000	1,941,001
	Mitsui & Co., Ltd. Sponsored ADR	2,088	444,660
	Mitsui Chemicals, Inc.	79,000	235,934
	Mitsui Engineering and Shipbuilding Co., Ltd.	81,000	165,888
#	Mitsui Fudosan Co., Ltd.	107,000	1,346,323
*	Mitsui Mining and Smelting Co., Ltd.	60,000	118,780
#	Mitsui O.S.K. Lines, Ltd.	149,000	851,459
	Mitsui Sumitomo Insurance Group Holdings, Inc.	59,337	1,618,925
	Mitsumi Electric Co., Ltd.	11,200	186,018
#	Mizuho Financial Group, Inc.	1,204,000	2,538,867
*	Mizuho Trust & Banking Co., Ltd.	190,000	197,531
	Mochida Pharmaceutical Co., Ltd.	8,000	74,242
#	Murata Manufacturing Co., Ltd.	28,900	1,171,277
	Musashino Bank, Ltd.	5,200	143,134
	Nagase & Co., Ltd.	10,000	76,608
#	Nagoya Railroad Co., Ltd.	103,000	311,274
#	Namco Bandai Holdings, Inc.	25,900	257,712
#	Nankai Electric Railway Co., Ltd.	93,000	411,959
*	NEC Corp.	249,546	829,660
#	NGK Insulators, Ltd.	35,000	536,769
	NGK Spark Plug Co., Ltd.	20,000	192,964
	NHK Spring Co., Ltd.	23,000	106,321
	Nichirei Corp.	34,000	118,974
	Nidec Corp.	8,200	458,114
	Nidec Corp. ADR	23,800	330,820
	Nihon Unisys, Ltd.	4,900	30,798
	Nikon Corp.	43,000	569,890
	Nintendo Co., Ltd.	12,100	3,253,219
#	Nippon Electric Glass Co., Ltd.	42,500	345,842
	Nippon Express Co., Ltd.	96,000	342,364
	Nippon Kayaku Co., Ltd.	19,000	102,366
	Nippon Meat Packers, Inc.	24,000	247,098
	Nippon Mining Holdings, Inc.	104,500	474,496
	Nippon Mitsubishi Oil Corp.	171,000	889,831
#	Nippon Paper Group, Inc.	13,700	388,836
	Nippon Sheet Glass Co., Ltd.	79,000	223,831
	Nippon Shokubai Co., Ltd.	12,000	73,590

15

#	Nippon Steel Corp.	620,000	2,084,512
	Nippon Telegraph & Telephone Corp.	73,400	2,765,749
#	Nippon Yusen K.K.	139,000	569,389
	Nipponkoa Insurance Co., Ltd.	88,000	477,158
#	Nipro Corp.	5,000	72,909
	Nishi-Nippon Bank, Ltd.	80,000	161,276
	Nishi-Nippon Railroad Co., Ltd.	26,000	95,208
	Nissan Chemical Industries, Ltd.	15,000	125,104
	Nissan Motor Co., Ltd.	291,000	1,518,871
	Nissan Shatai Co., Ltd.	7,000	44,161
	Nissay Dowa General Insurance Co., Ltd.	18,000	77,620
#	Nissha Printing Co., Ltd.	3,900	113,736
	Nisshin Seifun Group, Inc.	24,500	252,256
	Nisshin Steel Co., Ltd.	93,000	179,434
	Nisshinbo Holdings, Inc.	13,000	137,114
#	Nissin Foods Holdings Co., Ltd.	10,800	293,510
	Nitori Co., Ltd.	5,350	301,035
	Nitto Denko Corp.	20,000	465,817
	NOK Corp.	15,000	174,610
#	Nomura Holdings, Inc.	159,300	961,304
#	Nomura Holdings, Inc. ADR	94,911	570,415
#	Nomura Real Estate Holdings, Inc.	4,900	80,213
	Nomura Research Institute, Ltd.	13,600	241,867
	NSK, Ltd.	54,000	240,359
	NTN Corp.	54,000	179,845
#	NTT Data Corp.	168	441,673
#	NTT DoCoMo, Inc.	1,973	2,753,103
	NTT DoCoMo, Inc. Sponsored ADR	18,766	261,410
	Obayashi Corp.	79,000	387,867
	Obic Co., Ltd.	1,000	135,752
	Odakyu Electric Railway Co., Ltd.	79,000	643,398
	Oji Paper Co., Ltd.	107,000	460,652
#	Olympus Corp.	30,000	491,621
	Omron Corp.	26,600	392,682
#	Ono Pharmaceutical Co., Ltd.	11,400	484,823
	Onward Holdings Co., Ltd.	18,000	108,893
	Oracle Corp. Japan	5,300	187,538
#	Oriental Land Co., Ltd.	6,800	428,673
#	Osaka Gas Co., Ltd.	313,000	991,874
	Otsuka Corp.	1,700	63,227
	Pacific Metals Co., Ltd.	19,000	122,002
	Panasonic Corp.	177,188	2,596,613
	Panasonic Corp. Sponsored ADR	76,454	1,114,699
	Panasonic Electric Works Co., Ltd.	47,000	382,442
	Promise Co., Ltd.	6,500	85,889
#	Q.P. Corp.	8,900	86,841
#	Rengo Co., Ltd.	26,000	129,873
#	Resona Holdings, Inc.	74,800	1,005,089
	Ricoh Co., Ltd.	86,000	1,063,293
#	Rinnai Corp.	8,500	296,384
	Rohm Co., Ltd.	13,100	803,404
	Rohto Pharmaceutical Co., Ltd.	11,000	99,128

16

	Ryohin Keikaku Co., Ltd.	3,400	129,909
#	Sagami Railway Co., Ltd.	27,000	109,981
#	Sankyo Co., Ltd.	7,300	370,314
	Sankyu, Inc.	26,000	76,357
	Santen Pharmaceutical Co., Ltd.	10,100	285,248
*	Sanyo Electric Co., Ltd.	220,000	364,089
# *	Sapporo Hokuyo Holdings, Inc.	42,000	121,352
	Sapporo Holdings, Ltd.	31,000	129,153
	SBI Holdings, Inc.	2,974	355,311
	Secom Co., Ltd.	32,300	1,192,836
	Sega Sammy Holdings, Inc.	24,048	217,689
	Seiko Epson Corp.	17,100	241,509
	Sekisui Chemical Co., Ltd.	56,000	294,026
	Sekisui House, Ltd.	60,000	517,820
	Seven & I Holdings Co., Ltd.	115,476	2,609,369
#	Sharp Corp.	132,000	1,389,925
	Shiga Bank, Ltd.	28,000	151,070
	Shikoku Electric Power Co., Inc.	29,800	816,840
	Shimachu Co., Ltd.	4,600	80,380
#	Shimadzu Corp.	33,000	201,719
	Shimamura Co., Ltd.	2,400	166,300
#	Shimano, Inc.	7,700	228,590
#	Shimizu Corp.	74,000	354,448
	Shin-Etsu Chemical Co., Ltd.	50,300	2,444,720
	Shinko Electric Industries Co., Ltd.	6,000	59,162
	Shinko Securities Co., Ltd.	64,000	149,229
	Shinsei Bank, Ltd.	180,000	235,469
#	Shionogi & Co., Ltd.	37,000	636,554
	Shiseido Co., Ltd.	54,000	948,047
#	Shizuoka Bank, Ltd.	96,000	864,927
	Showa Denko K.K.	137,000	206,390
	Showa Shell Sekiyu K.K.	26,900	236,620
	SMC Corp.	7,500	735,725
#	Softbank Corp.	92,100	1,457,020
#	Sohgo Security Services Co., Ltd.	6,600	59,489
	Sojitz Corp.	171,900	266,401
	Sompo Japan Insurance, Inc.	104,000	626,760
	Sony Corp.	79,700	2,070,925
#	Sony Corp. Sponsored ADR	58,500	1,512,810
#	Sony Financial Holdings, Inc.	113	355,523
#	Square Enix Holdings Co., Ltd.	7,600	136,765
	Stanley Electric Co., Ltd.	19,300	274,075
#	Sugi Holdings Co., Ltd.	3,800	71,768
	Sumco Corp.	18,500	271,805
	Sumitomo Bakelite Co., Ltd.	27,000	107,164
	Sumitomo Chemical Co., Ltd.	205,000	806,880
	Sumitomo Corp.	164,200	1,429,284
	Sumitomo Electric Industries, Ltd.	98,300	957,633
	Sumitomo Forestry Co., Ltd.	18,000	121,938
	Sumitomo Heavy Industries, Ltd.	73,000	303,573
#	Sumitomo Metal Industries, Ltd.	616,000	1,443,000
	Sumitomo Metal Mining Co., Ltd.	73,000	815,225

17

#	Sumitomo Mitsui Financial Group, Inc.	94,340	3,271,822
#	Sumitomo Realty & Development Co., Ltd.	50,000	599,765
	Sumitomo Rubber Industries, Ltd.	16,000	110,281
	Sumitomo Trust & Banking Co., Ltd.	238,000	995,952
	Sundrug Co., Ltd.	3,000	46,416
#	Suruga Bank, Ltd.	27,000	231,493
	Suzuken Co., Ltd.	6,980	172,444
	Suzuki Motor Corp.	43,900	827,993
#	Sysmex Corp.	3,500	105,449
	T&D Holdings, Inc.	32,200	962,699
#	Taiheiyo Cement Corp.	108,000	189,608
	Taisei Corp.	116,000	252,192
	Taisho Pharmaceutical Co., Ltd.	17,000	311,032
#	Taiyo Nippon Sanso Corp.	33,000	231,041
#	Takara Holdings, Inc.	14,000	68,468
#	Takashimaya Co., Ltd.	34,000	212,249
#	Takeda Pharmaceutical Co., Ltd.	102,200	3,624,497
	TDK Corp.	13,600	620,226
	TDK Corp. Sponsored ADR	1,900	85,880
	Teijin, Ltd.	119,000	305,137
	Terumo Corp.	27,300	1,032,895
	The 77 Bank, Ltd.	44,000	225,476
	The Awa Bank, Ltd.	18,000	101,396
#	The Bank of Iwate, Ltd.	1,500	72,208
#	The Bank of Kyoto, Ltd.	41,000	329,090
	The Bank of Nagoya, Ltd.	15,000	63,458
	The Chiba Bank, Ltd.	102,000	505,867
	The Chugoku Bank, Ltd.	19,000	239,341
	The Chugoku Electric Power Co., Ltd.	45,000	906,750
# *	The Daiei, Inc.	3,500	13,522
	The Daishi Bank, Ltd.	28,000	105,529
	The Gunma Bank, Ltd.	50,000	249,132
	The Hachijuni Bank, Ltd.	50,000	294,581
	The Higo Bank, Ltd.	18,000	98,453
#	The Hiroshima Bank, Ltd.	62,000	235,059
	The Hokkoku Bank, Ltd.	22,000	74,501
	The Hyakugo Bank, Ltd.	19,000	96,002
	The Hyakujishi Bank, Ltd.	23,000	105,369
	The Iyo Bank, Ltd.	31,000	309,262
	The Japan Steel Works, Ltd.	45,000	487,376
#	The Joyo Bank, Ltd.	91,000	420,410
	The Kagoshima Bank, Ltd.	13,000	87,122
	The Keiyo Bank, Ltd.	21,000	78,182
#	The Nanto Bank, Ltd.	20,000	103,420
	The Ogaki Kyoritsu Bank, Ltd.	26,000	114,572
	The San-in Godo Bank, Ltd.	14,000	108,473
#	THK Co., Ltd.	15,200	210,804
#	Tobu Railway Co., Ltd.	102,000	532,153
#	Toda Corp.	19,000	62,235
	Toho Co., Ltd.	13,900	183,599
	Toho Gas Co., Ltd.	63,000	268,188
	Tohuku Electric Power Co., Inc.	53,900	1,124,205

18

#	Tokai Carbon Co., Ltd.	26,000	116,598
	Tokio Marine Holdings, Inc.	80,500	2,123,050
	Tokio Marine Holdings, Inc. ADR	4,182	109,819
	Tokuyama Corp.	28,000	166,969
	Tokyo Electric Power Co., Ltd.	152,000	3,560,680
	Tokyo Electron, Ltd.	22,300	1,019,770
	Tokyo Gas Co., Ltd.	374,000	1,417,909
	Tokyo Steel Manufacturing Co., Ltd.	10,100	103,447
	Tokyo Tatemono Co., Ltd.	32,000	108,677
	Tokyu Corp.	143,000	609,975
#	Tokyu Land Corp.	54,000	180,709
#	TonenGeneral Sekiyu K.K.	37,000	351,909
#	Toppan Forms Co., Ltd.	3,500	37,740
	Toppan Printing Co., Ltd.	71,000	538,013
#	Toray Industries, Inc.	174,000	767,626
#	Toshiba Corp.	384,000	1,317,743
	Toshiba TEC Corp.	11,000	38,959
	Tosoh Corp.	75,000	172,268
#	TOTO, Ltd.	29,000	144,640
	Toyo Seikan Kaisha, Ltd.	21,300	352,731
#	Toyo Suisan Kaisha, Ltd.	12,000	234,614
#	Toyobo Co., Ltd.	77,000	120,513
	Toyoda Gosei Co., Ltd.	10,100	198,666
	Toyota Auto Body Co., Ltd.	4,100	65,695
#	Toyota Boshoku Corp.	9,300	117,925
	Toyota Motor Corp.	249,300	9,866,986
#	Toyota Motor Corp. Sponsored ADR	65,000	5,145,400
	Toyota Tsusho Corp.	27,381	323,361
	Trend Micro, Inc.	14,500	441,537
	Trend Micro, Inc. Sponsored ADR	777	23,582
	Tsumura & Co.	7,400	202,655
	Ube Industries, Ltd.	137,000	258,332
	Uni-Charm Corp.	5,400	375,802
	UNY Co., Ltd.	22,000	161,643
#	Ushio, Inc.	14,000	181,650
	USS Co., Ltd.	3,260	147,730
#	Wacoal Corp.	10,000	123,884
	West Japan Railway Co.	225	689,999
#	Yahoo! Japan Corp.	1,919	479,048
	Yakult Honsha Co., Ltd.	11,600	199,723
#	Yamada Denki Co., Ltd.	10,830	498,846
	Yamaguchi Financial Group, Inc.	27,000	260,861
	Yamaha Corp.	19,100	218,248
	Yamaha Motor Co., Ltd.	24,900	263,218
	Yamatake Corp.	7,400	124,023
	Yamato Holdings Co., Ltd.	51,000	568,360
	Yamato Kogyo Co., Ltd.	5,900	134,012
#	Yamazaki Baking Co., Ltd.	12,000	122,997
	Yaskawa Electric Corp.	34,000	158,226
	Yokogawa Electric Corp.	27,000	139,336
	Yokohama Rubber Co., Ltd.	26,000	113,274
TOTAL COMMON STOCKS			240,636,347

19

RIGHTS/WARRANTS — (0.0%)
*	Dowa Holdings Co., Ltd. Warrants 01/29/10	24,000	—

TOTAL — JAPAN			240,636,347

NETHERLANDS — (2.0%)
COMMON STOCKS — (2.0%)
	Aegon NV	148,212	745,449
#	Akzo Nobel NV	17,160	717,635
	Akzo Nobel NV Sponsored ADR	1,996	83,233
#	ArcelorMittal	62,992	1,475,548
	ASML Holding NV	56,078	1,176,746
	Fugro NV	5,385	192,794
#	Heineken Holding NV	9,751	230,239
#	Heineken NV	25,383	754,285
	ING Groep NV	134,013	1,221,558
	ING Groep NV Sponsored ADR	21,000	190,260
#	Koninklijke Ahold NV	136,520	1,495,732
*	Koninklijke Ahold NV ADR	8,320	92,435
	Koninklijke DSM NV	15,117	468,812
	Koninklijke KPN NV	218,228	2,623,608
	Koninklijke Philips Electronics NV	87,380	1,576,597
	Koninklijke Vopak NV	1,296	57,071
	Randstad Holdings NV	11,969	274,628
#	Reed Elsevier NV	55,310	607,677
	Reed Elsevier NV ADR	8,443	184,649
#	Royal Dutch Shell P.L.C. Series A	280,159	6,425,377
	SES SA	38,255	690,570
	TNT NV	37,572	692,441
	Unilever NV	201,479	3,986,752
	Wolters Kluwer NV	25,936	426,793

TOTAL — NETHERLANDS			26,390,889

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Auckland International Airport, Ltd.	95,556	89,635
	Contact Energy, Ltd.	33,218	107,064
	Fletcher Building, Ltd.	49,724	187,868
	New Zealand Refining Co., Ltd.	15,823	61,484
	Sky City Entertainment Group, Ltd.	52,999	82,057
	Sky Network Television, Ltd.	23,000	53,163
	Telecom Corp. of New Zealand, Ltd.	168,217	268,976
	Trustpower, Ltd.	21,162	85,172

TOTAL — NEW ZEALAND			935,419

NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
#	Acergy SA	24,200	186,920
	Aker Kvaerner ASA	23,335	141,081

20

	DnB NOR ASA Series A	89,000	553,958
	Fred Olsen Energy ASA	5,500	173,384
#	Frontline, Ltd.	8,100	160,215
	Norsk Hydro ASA	78,700	347,012
	Norsk Hydro ASA Sponsored ADR	11,200	49,056
#	Orkla ASA	113,455	812,236
# *	Renewable Energy Corp. ASA	19,650	177,508
*	Seadrill, Ltd.	37,400	399,162
	StatoilHydro ASA	144,806	2,698,821
	StatoilHydro ASA Sponsored ADR	36,956	687,382
*	Storebrand ASA	51,600	187,220
#	Tandberg ASA Series A	20,000	281,395
	Telenor ASA	110,800	689,076
#	Yara International ASA	23,675	634,506

TOTAL — NORWAY			8,178,932

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
#	Banco Comercial Portugues SA	251,826	235,006
	Banco Espirito Santo SA	62,818	307,454
#	Brisa SA	37,217	253,655
#	Cimpor Cimentos de Portugal SA	24,245	144,629
#	Energias de Portugal SA	236,508	860,191
	Galp Energia SGPS SA Series B	19,542	259,149
#	Jeronimo Martins SGPS SA	26,359	148,676
	Portugal Telecom SA	75,545	576,030

TOTAL — PORTUGAL			2,784,790

SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
	Asia Pacific Breweries, Ltd.	14,000	96,427
	Capitaland, Ltd.	297,750	549,260
#	City Developments, Ltd.	70,000	302,951
	Comfortdelgro Corp., Ltd.	215,000	204,967
#	Cosco Corp. (Singapore), Ltd.	132,000	89,991
	DBS Group Holdings, Ltd.	225,000	1,430,400
	Fraser & Neave, Ltd.	106,500	187,196
	Jardine Cycle & Carriage, Ltd.	19,339	184,967
	Keppel Corp., Ltd.	148,000	590,865
#	Neptune Orient Lines, Ltd.	47,000	40,861
	Olam International, Ltd.	134,400	158,499
	Overseas-Chinese Banking Corp., Ltd.	306,320	1,207,269
	SembCorp Industries, Ltd.	120,320	220,103
	SembCorp Marine, Ltd.	108,000	152,050
	Singapore Airlines, Ltd.	65,400	470,362
#	Singapore Exchange, Ltd.	159,000	666,944
#	Singapore Press Holdings, Ltd.	183,000	357,758
	Singapore Technologies Engineering, Ltd.	142,000	244,987
	Singapore Telecommunications, Ltd.	943,650	1,621,456
	SMRT Corp., Ltd.	59,000	61,581

21

	United Industrial Corp., Ltd.	88,000	63,406
	United Overseas Bank, Ltd.	152,900	1,178,506
	Wilmar International, Ltd.	86,000	205,489

TOTAL — SINGAPORE			10,286,295

SPAIN — (3.3%)
COMMON STOCKS — (3.3%)
	Abertis Infraestructuras SA	45,472	813,903
	Acciona SA	4,526	462,735
#	Acerinox SA	22,269	339,175
#	Actividades de Construccion y Servicios SA	36,893	1,845,175
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	349,999	3,786,994
#	Banco de Sabadell SA	94,280	544,056
#	Banco de Valencia SA	52,433	479,524
	Banco Espanol de Credito SA	9,662	100,389
#	Banco Popular Espanol SA	117,303	966,808
#	Banco Santander Central Hispano SA	369,582	3,554,990
#	Banco Santander SA Sponsored ADR	618,667	5,660,803
#	Bankinter SA	56,889	672,452
	Cia Espanola de Petroleous SA	5,477	211,438
*	Cintra Concesiones de Infraestructuras de Transporte SA	13,796	75,392
	Enagas SA	27,296	474,565
	Fomento de Construcciones y Contratas SA	7,434	265,671
	Gamesa Corporacion Tecnologica SA	24,914	470,238
	Gas Natural SDG SA	34,634	549,177
	Grifols SA	11,235	197,149
	Grupo Ferrovial SA	6,437	186,661
	Iberdrola SA	431,416	3,397,324
#	Indra Sistemas SA	16,491	326,163
#	Industria de Diseno Textil SA	37,859	1,614,224
	Mapfre SA	80,165	228,501
	Red Electrica Corporacion SA	14,225	595,353
	Repsol YPF SA	28,261	537,177
	Repsol YPF SA Sponsored ADR	59,900	1,128,516
#	Sacyr Vallehermoso SA	10,498	107,920
#	Telefonica SA	312,210	5,915,177
	Telefonica SA Sponsored ADR	119,800	6,743,542
	Zardoya Otis SA	25,552	523,735
TOTAL COMMON STOCKS			42,774,927

RIGHTS/WARRANTS — (0.0%)
# *	Banco de Valencia SA Rights 05/11/09	52,433	9,019

TOTAL — SPAIN			42,783,946

SWEDEN — (1.7%)
COMMON STOCKS — (1.7%)
	Alfa Laval AB	45,146	399,903
#	Assa Abloy AB Series B	44,162	519,926
#	Atlas Copco AB Series A	85,542	795,221

22

#	Atlas Copco AB Series B	47,554	393,648
# *	Electrolux AB Series B	33,400	376,342
#	Getinge AB	26,027	302,334
#	Hennes & Mauritz AB Series B	72,357	3,221,324
#	Hexagon AB	19,900	151,649
#	Holmen AB Series B	6,000	132,331
*	Husqvarna AB Series A	12,600	59,405
*	Husqvarna AB Series B	42,000	206,484
# *	Lundin Petroleum AB	25,656	166,836
#	Meda AB Series A	19,365	129,000
	Modern Times Group AB Series B	6,100	165,023
	Nordea Bank AB	420,784	3,129,937
	Ratos AB	11,588	198,383
#	Sandvik AB	119,354	783,858
*	Securitas AB Series B	39,905	330,647
# *	Skandinaviska Enskilda Banken AB Series A	187,840	729,218
	Skanska AB Series B	44,200	476,743
#	SKF AB Series B	48,100	527,441
#	SSAB Svenskt Stal AB Series A	22,904	218,187
	SSAB Svenskt Stal AB Series B	10,905	97,795
	Svenska Cellulosa AB Series B	76,800	740,492
#	Svenska Handelsbanken AB Series A	48,610	846,809
# *	Swedbank AB Series A	49,600	279,309
#	Swedish Match AB	30,700	438,093
	Tele2 AB Series B	38,017	358,323
#	Telefonaktiebolaget LM Ericsson Series B	360,309	3,060,428
#	Telefonaktiebolaget LM Erricson Sponsored ADR	26,800	228,604
	TeliaSonera AB	288,720	1,354,664
#	Volvo AB Series A	54,915	359,669
#	Volvo AB Series B	111,410	726,424
	Volvo AB Sponsored ADR	14,500	93,525

TOTAL — SWEDEN			21,997,975

SWITZERLAND — (5.7%)
COMMON STOCKS — (5.7%)
	ABB, Ltd.	136,467	1,931,873
	ABB, Ltd. Sponsored ADR	182,000	2,588,040
*	Actelion, Ltd.	14,133	643,895
	Adecco SA	16,548	651,305
#	Baloise-Holding AG	6,883	505,292
	Barry Callebaut AG	267	128,026
#	BKW FMB Energie AG	2,360	164,111
*	Compagnie Financiere Richemont SA Series A	66,944	1,198,405
	Credit Suisse Group AG	113,322	4,428,231
	Credit Suisse Group AG Sponsored ADR	42,900	1,642,212
#	Geberit AG	4,776	509,003
	Givaudan SA	893	565,374
	Holcim, Ltd.	27,365	1,388,019
	Julius Baer Holdings AG	26,222	860,205
	Kuehne & Nagel International AG	6,598	495,890
	Lindt & Spruengli AG	18	344,383

23

*	Logitech International SA	22,987	307,203
#	Lonza Group AG	5,861	537,677
#	Nestle SA	466,223	15,197,346
	Nobel Biocare Holding AG	10,685	217,827
	Novartis AG	177,956	6,735,334
	Novartis AG ADR	120,800	4,579,528
	Roche Holding AG Bearer	3,363	462,265
	Roche Holding AG Genusschein	82,700	10,428,812
	Schindler Holding AG	2,881	148,962
	SGS SA	705	790,599
	Sonova Holding AG	6,156	408,262
#	Straumann Holding AG	1,188	217,243
	Sulzer AG	3,497	190,064
	Swatch Group AG	4,165	579,492
	Swatch Group AG	5,992	171,845
	Swiss Life Holding AG	4,327	334,760
	Swiss Re	45,057	1,069,523
	Swisscom AG	3,623	944,722
	Syngenta AG	7,073	1,510,018
	Syngenta AG ADR	27,400	1,168,610
*	UBS AG	362,738	4,982,748
*	UBS AG ADR	33,538	457,458
	Valiant Holding AG	3,427	602,686
	Zurich Financial Services AG	18,830	3,499,189

TOTAL — SWITZERLAND			73,586,437

UNITED KINGDOM — (15.3%)
COMMON STOCKS — (15.3%)
	Admiral Group P.L.C.	27,244	364,335
	Aggreko P.L.C.	30,586	259,400
	Amec P.L.C.	42,469	386,591
	Amlin P.L.C.	60,463	319,971
	Anglo American P.L.C.	178,356	3,837,921
	Antofagasta P.L.C.	53,869	462,306
	ARM Holdings P.L.C.	139,465	244,949
	Ashmore Group P.L.C.	41,357	137,404
	Associated British Foods P.L.C.	49,803	525,755
#	AstraZeneca P.L.C.	162,199	5,679,473
	AstraZeneca P.L.C. Sponsored ADR	63,300	2,213,601
*	Autonomy Corp. P.L.C.	28,027	587,984
	Aviva P.L.C.	394,846	1,817,888
	Babcock International Group P.L.C.	18,911	121,313
	BAE Systems P.L.C.	454,140	2,388,894
	Balfour Beatty P.L.C.	64,362	317,829
	Barclays P.L.C.	400,441	1,625,831
	Barclays P.L.C. Sponsored ADR	147,000	2,353,470
	BG Group P.L.C.	416,864	6,656,438
	BG Group P.L.C. Sponsored ADR	12,500	991,500
	BHP Billiton P.L.C.	136,117	2,825,111
#	BHP Billiton P.L.C. ADR	80,400	3,363,936
	BP P.L.C.	1,435,437	10,143,749

24

	BP P.L.C. Sponsored ADR	160,400	6,810,584
#	Brambles, Ltd.	68,401	294,625
	British Airways P.L.C.	70,412	152,470
#	British American Tobacco P.L.C.	246,959	5,955,876
	British American Tobacco P.L.C. Sponsored ADR	22,415	1,089,817
	British Sky Broadcasting Group P.L.C.	149,909	1,067,205
	British Sky Broadcasting Group P.L.C. Sponsored ADR	1,765	50,214
	BT Group P.L.C.	719,650	991,767
	BT Group P.L.C. Sponsored ADR	36,202	497,053
	Bunzl P.L.C.	38,087	307,099
	Burberry Group P.L.C.	69,741	415,120
	Cable and Wireless P.L.C.	423,009	931,557
#	Cadbury P.L.C.	115,376	862,706
	Cadbury P.L.C. Sponsored ADR	25,328	762,120
*	Cairn Energy P.L.C.	18,165	569,527
	Capita Group P.L.C.	80,869	815,375
	Carnival P.L.C.	20,454	562,066
#	Carnival P.L.C. ADR	9,300	254,262
	Carphone Warehouse Group P.L.C.	69,733	152,710
	Centrica P.L.C.	759,100	2,537,950
	Cobham P.L.C.	149,602	387,567
	Compass Group P.L.C.	297,663	1,415,385
	Diageo P.L.C.	224,203	2,674,696
	Diageo P.L.C. Sponsored ADR	40,325	1,929,551
	Drax Group P.L.C.	47,916	363,365
*	easyJet P.L.C.	20,134	93,599
	Experian P.L.C.	154,352	1,016,356
	Firstgroup P.L.C.	57,238	280,024
	Friends Provident P.L.C.	350,078	329,402
	G4S P.L.C.	168,490	467,211
	GlaxoSmithKline P.L.C.	503,498	7,755,501
	GlaxoSmithKline P.L.C. Sponsored ADR	99,793	3,069,633
	Hays P.L.C.	199,150	264,360
	Home Retail Group P.L.C.	102,100	375,705
	HSBC Holdings P.L.C.	1,222,661	8,694,914
	HSBC Holdings P.L.C. Sponsored ADR	198,333	7,060,655
	ICAP P.L.C.	68,751	375,819
	Imperial Tobacco Group P.L.C.	103,332	2,357,650
	Imperial Tobacco Group P.L.C. ADR	19,700	895,365
	Informa P.L.C.	51,377	224,554
	Inmarsat P.L.C.	56,688	404,160
	Intercontinental Hotels Group P.L.C.	33,398	317,310
	International Power P.L.C.	204,552	747,532
	Intertek Group P.L.C.	21,556	323,194
*	Invensys P.L.C.	110,599	322,994
	Investec P.L.C.	50,158	240,251
	John Wood Group P.L.C.	52,188	182,661
	Johnson Matthey P.L.C.	28,088	495,997
	Kazakhmys P.L.C.	34,425	267,447
	Kingfisher P.L.C.	318,631	867,384
	Ladbrokes P.L.C.	71,647	247,489
	Legal and General Group P.L.C.	765,497	651,468

25

	Lloyds Banking Group P.L.C.	854,657	1,386,259
	Lloyds Banking Group P.L.C. Sponsored ADR	63,700	408,317
	Logica P.L.C.	178,255	201,089
	London Stock Exchange Group P.L.C.	17,563	192,475
	Lonmin P.L.C.	17,886	375,577
	Man Group P.L.C.	232,130	858,014
	Marks & Spencer Group P.L.C.	216,529	1,072,741
	National Grid P.L.C.	241,197	2,003,975
	National Grid P.L.C. Sponsored ADR	18,000	749,700
	Next P.L.C.	26,555	635,152
	Northumbrian Water Group P.L.C.	66,232	217,601
	Old Mutual P.L.C.	689,182	686,633
	Pearson P.L.C.	75,779	781,938
	Pearson P.L.C. Sponsored ADR	39,300	407,148
	Pennon Group P.L.C.	43,989	287,675
	Petrofac, Ltd.	23,401	197,402
	Prudential P.L.C.	239,638	1,377,363
	Prudential P.L.C. ADR	62,200	711,568
#	Reckitt Benckiser Group P.L.C.	94,579	3,712,719
	Reed Elsevier P.L.C.	77,411	573,784
	Reed Elsevier P.L.C. ADR	18,502	547,659
	Rexam P.L.C.	82,609	382,649
	Rio Tinto P.L.C.	100,951	4,101,780
	Rio Tinto P.L.C. Sponsored ADR	10,450	1,702,828
*	Rolls-Royce Group P.L.C.	298,652	1,480,531
*	Rolls-Royce Group P.L.C.	25,624,342	37,908
*	Royal Bank of Scotland Group P.L.C.	2,275,051	1,391,797
	Royal Dutch Shell P.L.C. ADR	55,761	2,537,126
	Royal Dutch Shell P.L.C. Series B	235,872	5,337,924
	RSA Insurance Group P.L.C.	551,279	1,060,592
	SABmiller P.L.C.	127,619	2,139,913
	Sage Group P.L.C.	176,688	481,155
	Sainsbury (J.) P.L.C.	184,449	893,845
	Schroders P.L.C.	18,739	226,954
	Schroders P.L.C. Non-Voting	9,996	102,126
	Scottish & Southern Energy P.L.C.	123,820	2,017,822
	Serco Group P.L.C.	68,993	372,228
	Severn Trent P.L.C.	30,639	471,415
	Shire P.L.C.	47,782	597,455
	Shire P.L.C. ADR	14,500	540,415
	Smith & Nephew P.L.C.	91,370	642,847
#	Smith & Nephew P.L.C. Sponsored ADR	7,000	245,350
	Smiths Group P.L.C.	50,192	539,375
	Standard Chartered P.L.C.	265,170	4,101,999
	Standard Life P.L.C.	321,739	894,561
	Tate & Lyle P.L.C.	55,213	223,785
	Tesco P.L.C.	1,001,588	4,962,696
	Thomas Cook Group P.L.C.	66,945	258,423
	Thomson Reuters P.L.C.	24,049	618,574
	Thomson Reuters P.L.C. ADR	288	44,539
	Tomkins P.L.C.	73,285	187,093
	Tomkins P.L.C. Sponsored ADR	8,700	88,218

26

	TUI Travel P.L.C.	80,406	299,704
	Tullow Oil P.L.C.	120,310	1,420,247
	Unilever P.L.C.	87,209	1,698,099
	Unilever P.L.C. Sponsored ADR	77,800	1,513,988
	United Business Media P.L.C.	30,736	208,152
	United Utilities Group P.L.C.	82,787	619,111
	United Utilities Group P.L.C. ADR	5,177	77,396
	Vedanta Resources P.L.C.	21,568	337,365
	Vodafone Group P.L.C.	4,542,746	8,349,441
	Vodafone Group P.L.C. Sponsored ADR	303,700	5,572,895
	Whitbread P.L.C.	23,031	318,574
	William Morrison Supermarkets P.L.C.	333,079	1,206,518
*	Wolseley P.L.C.	18,563	332,924
*	Wolseley P.L.C. ADR	19,300	72,568
*	WPP P.L.C.	118,816	812,933
# *	WPP P.L.C. Sponsored ADR	13,460	459,255
	Xstrata P.L.C.	138,052	1,217,090

TOTAL — UNITED KINGDOM			198,389,923

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $3,680,000 FNMA 5.00%, 06/01/23, valued at $3,429,951) to be repurchased at $3,377,018	$3,377	3,377,000

		Shares
SECURITIES LENDING COLLATERAL — (19.2%)
§ @	DFA Short Term Investment Fund LP	247,395,946	247,395,946

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,329,710) to be repurchased at $2,284,040	$2,284	2,284,029
TOTAL SECURITIES LENDING COLLATERAL			249,679,975

TOTAL INVESTMENTS - (100.0%)
(Cost $1,512,349,701)			$1,298,903,031

See accompanying Notes to Financial Statements.

27

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (4.4%)
COMMON STOCKS — (4.4%)
	ABB Grain, Ltd.	196,403	$1,245,872
*	Acrux, Ltd.	1,500	653
*	Adamus Resources, Ltd.	32,000	9,163
	Adelaide Brighton, Ltd.	579,836	886,074
*	Admiralty Resources NL	134,860	2,147
#	AED Oil, Ltd.	237,059	112,348
	Aevum, Ltd.	67,539	38,971
	AGL Energy, Ltd.	47,437	521,917
	AJ Lucas Group, Ltd.	13,260	24,807
*	Alchemia, Ltd.	48,783	12,501
#	Alesco Corp., Ltd.	118,959	344,371
*	Alkane Resources, Ltd.	190,707	33,241
* #	Alliance Resources, Ltd.	95,027	45,907
*	Allied Gold, Ltd.	65,000	15,077
	Alumina, Ltd.	17,809	19,285
	Alumina, Ltd. Sponsored ADR	193,600	869,264
*	Amadeus Energy, Ltd.	56,725	12,314
	Amalgamated Holdings, Ltd.	44,874	133,997
	Amcor, Ltd.	273,129	953,577
	Amcor, Ltd. Sponsored ADR	30,507	420,997
	Ammtec, Ltd.	1,497	2,057
	AMP, Ltd.	145,844	548,999
*	Andean Resources, Ltd.	41,922	49,094
	Ansell, Ltd.	99,494	604,729
* #	Anvil Mining, Ltd.	35,100	28,826
#	APA Group	196,275	421,783
#	APN News & Media, Ltd.	241,829	245,805
*	Aquila Resources, Ltd.	39,559	93,230
	Arana Therapeutics, Ltd.	150,554	150,114
	ARB Corporation, Ltd.	20,413	45,436
#	Aristocrat Leisure, Ltd.	98,200	257,190
*	Arrow Energy, Ltd.	253,033	609,116
	Asciano Group	495,873	479,342
	ASG Group, Ltd.	42,381	18,350
	Aspen Group	402	114
	ASX, Ltd.	32,877	779,390
* #	Atlas Iron, Ltd.	16,689	15,795
*	Aurora Oil and Gas, Ltd.	111,113	9,772
	Ausdrill, Ltd.	162,503	97,281
	Ausenco, Ltd.	3,679	9,358
	Austal, Ltd.	93,467	176,533

1

*	Austar United Communications, Ltd.	375,146	211,944
	Austbrokers Holdings, Ltd.	25,021	70,055
	Austereo Group, Ltd.	255,827	227,950
	Australia & New Zealand Banking Group, Ltd.	531,170	6,125,565
#	Australian Agricultural Co., Ltd.	187,805	245,422
	Australian Infrastructure Fund	300,514	329,368
	Australian Pharmaceutical Industries, Ltd.	128,885	47,826
	Australian Wealth Management, Ltd.	576,029	409,091
	Australian Worldwide Exploration, Ltd.	629,493	1,107,111
	Automotive Holdings Group, Ltd.	65,876	60,197
*	Aviva Corp., Ltd.	1,944	170
	AVJennings, Ltd.	74,872	18,024
* #	Avoca Resources, Ltd.	85,387	93,025
	AWB, Ltd.	461,544	446,164
	AXA Asia Pacific Holdings, Ltd.	181,906	514,914
#	Babcock & Brown Infrastructure Group	407,599	31,161
#	Babcock & Brown Wind Partners	248,956	227,118
#	Bank of Queensland, Ltd.	172,636	1,066,599
*	Bannerman Resources, Ltd.	37,886	29,668
	Beach Petroleum, Ltd.	1,343,676	744,745
	Becton Property Group	76,575	8,924
	Bendigo Bank, Ltd.	238,662	1,188,417
*	Bendigo Mining, Ltd.	210,538	38,855
#	BHP Billiton, Ltd. Sponsored ADR	82,600	3,976,364
	Billabong International, Ltd.	92,492	701,876
* #	Biota Holdings, Ltd.	63,363	67,555
*	Bisalloy Steel Group, Ltd.	42,493	7,781
	Blackmores, Ltd.	1,456	16,642
#	BlueScope Steel, Ltd.	547,270	925,825
	Boart Longyear Group	243,024	20,963
	Boom Logistics, Ltd.	101,949	36,982
#	Boral, Ltd.	426,506	1,266,606
#	Bradken, Ltd.	44,087	101,646
	Brambles, Ltd.	39,031	167,493
*	Breakaway Resporces, Ltd.	33,000	1,557
	Breville Group, Ltd.	55,735	30,794
#	Brickworks, Ltd.	78,280	609,124
*	Brockman Resources, Ltd.	20,974	17,694
	BSA, Ltd.	41,919	5,220
*	Buru Energy, Ltd.	47,646	7,943
#	Cabcharge Australia, Ltd.	80,355	390,128
	Calliden Group, Ltd.	22,482	5,398
#	Caltex Australia, Ltd.	163,480	1,167,364
	Campbell Brothers, Ltd.	21,725	251,577
*	Capral Aluminium, Ltd.	23,549	1,368
	Cardno, Ltd.	62,649	143,428
*	Carnarvon Petroleum, Ltd.	39,022	12,310
*	Carnegie Corp., Ltd.	68,359	12,942
	Cash Converters International, Ltd.	75,745	24,684
*	CBH Resources, Ltd. (6727905)	339,546	20,632
*	CBH Resources, Ltd. (CH4215813)	35,697	—
	Cellestis, Ltd.	15,436	31,194

2

* #	Centamin Egypt, Ltd.	354,645	278,169
#	Centennial Coal Co., Ltd.	661,335	866,142
*	Ceramic Fuel Cells, Ltd.	22,800	1,193
	Challenger Financial Services Group, Ltd.	322,775	467,714
	Charter Hall Group	1,836,939	492,532
* #	ChemGenex Pharmaceuticals, Ltd. (6273635)	34,210	9,584
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	6,842	124
*	Citadel Resource Group, Ltd.	736,345	79,861
*	Citigold Corp., Ltd.	806,483	105,004
	Clarius Group, Ltd.	22,640	6,384
*	Clean Seas Tuna, Ltd.	19,500	11,340
	Clough, Ltd.	202,502	87,114
*	CMI, Ltd.	21,191	6,143
* #	Coal of Africa, Ltd.	119,334	120,605
#	Coca-Cola Amatil, Ltd.	45,592	302,663
	Cochlear, Ltd.	9,647	347,984
*	Cockatoo Coal, Ltd.	144,418	39,182
	Codan, Ltd.	4,156	1,817
*	Coeur d’Alene Mines Corp.	13,048	17,258
	Coffey International, Ltd.	56,113	80,543
*	Commander Communications, Ltd.	57,385	3,420
	Commonwealth Bank of Australia	243,025	6,209,570
*	Compass Resources, Ltd.	18,720	2,041
	Computershare, Ltd.	98,154	650,668
#	ConnectEast Group	1,155,139	334,974
*	Conquest Mining, Ltd.	72,000	21,692
	Consolidated Media Holdings, Ltd.	121,781	187,976
	Consolidated Rutile, Ltd.	60,615	18,802
*	Copperco, Ltd.	144,300	5,243
#	Corporate Express Australia, Ltd.	34,221	87,002
	Count Financial, Ltd.	35,349	35,964
*	Coventry Group, Ltd.	13,156	11,144
	Crane Group, Ltd.	89,576	602,230
	Credit Corp. Group, Ltd.	6,131	4,576
*	Crescent Gold, Ltd.	260,052	25,928
	Crown, Ltd.	224,414	1,117,401
	CSL, Ltd.	13,864	345,490
#	CSR, Ltd.	1,235,663	1,202,508
* #	CuDeco, Ltd.	69,447	102,641
*	Customers, Ltd.	60,532	89,944
	Data#3, Ltd.	3,162	12,023
#	David Jones, Ltd.	265,952	583,128
*	Deep Yellow, Ltd.	694,990	139,886
	Devine, Ltd.	103,062	36,246
#	Dominion Mining, Ltd.	24,619	93,537
	Downer EDI, Ltd.	403,759	1,476,551
*	Drillsearch Energy, Ltd.	703,382	11,147
	DUET Group	373,273	445,419
	DWS Advanced Business Solutions, Ltd.	50,739	24,056
*	Eastern Star Gas, Ltd.	230,163	127,284
#	Elders, Ltd.	847,043	260,530
	Emeco Holdings, Ltd.	390,410	111,645

3

	Energy Developments, Ltd.	70,088	89,353
* #	Energy World Corp., Ltd.	336,523	134,833
*	Entertainment Media & Telecoms Corp., Ltd.	140,490	40,796
#	Envestra, Ltd.	538,272	193,304
	Envirozel, Ltd.	85,568	5,698
	Euroz, Ltd.	20,356	12,119
* #	Extract Resources, Ltd.	96,048	336,211
#	Fairfax Media, Ltd.	1,822,200	1,567,329
	Felix Resources, Ltd.	60,352	485,745
*	First Australian Resources, Ltd.	265,458	11,718
	FKP Property Group	116,386	69,231
	Fleetwood Corp., Ltd.	46,954	212,213
	FlexiGroup, Ltd.	249,780	99,521
#	Flight Centre, Ltd.	50,380	222,053
*	Flinders Mines, Ltd.	550,948	26,233
	Forest Enterprises Australia, Ltd.	51,018	6,646
* #	Fortescue Metals Group, Ltd.	134,648	228,995
	Foster’s Group, Ltd.	352,948	1,349,538
*	Fox Resources, Ltd.	64,224	7,221
*	Funtastic, Ltd.	54,775	5,594
*	Geodynamics, Ltd.	147,324	117,183
*	Gindalbie Metals, Ltd.	173,796	85,602
*	Giralia Resources NL	91,756	40,557
*	Golden Gate Petroleum, Ltd.	34,478	1,722
*	Golden West Resources, Ltd.	18,268	5,148
	Goodman Fielder, Ltd.	1,477,879	1,231,086
*	Graincorp, Ltd. Series A	37,252	197,580
* #	Grange Resources, Ltd.	38,699	7,469
	GRD, Ltd.	114,680	31,628
#	Great Southern, Ltd.	123,895	10,811
#	GUD Holdings, Ltd.	28,900	148,875
	Gunns, Ltd.	355,032	282,901
#	GWA International, Ltd.	262,994	444,915
#	Harvey Norman Holdings, Ltd.	370,896	800,914
	Hastie Group, Ltd.	200,328	204,105
#	Healthscope, Ltd.	172,758	483,445
*	Heron Resources, Ltd.	87,742	11,051
	HFA Holdings, Ltd.	115,976	13,386
#	Hills Industries, Ltd.	214,735	303,662
*	Horizon Oil, Ltd.	163,553	13,666
*	IBA Health Group, Ltd.	410,968	215,599
	IDT Australia, Ltd.	8,350	9,976
	iiNet, Ltd.	95,832	111,330
*	Iluka Resources, Ltd.	365,783	869,939
	Imdex, Ltd.	74,061	18,212
	Incitec Pivot, Ltd.	867,394	1,318,440
#	Independence Group NL	86,954	248,701
*	Indophil Resources NL	95,364	24,934
#	Industrea, Ltd.	437,627	60,060
	Infomedia, Ltd.	80,383	17,499
*	Innamincka Petroleum, Ltd.	57,505	8,154
	Insurance Australia Group, Ltd.	684,328	1,724,622

4

* #	Integra Mining, Ltd.	271,968	41,329
	Integrated Research, Ltd.	1,564	317
*	Intrepid Mines, Ltd.	385,054	69,855
	Invocare, Ltd.	34,293	126,951
#	IOOF Holdings, Ltd.	101,797	295,210
	Iress Market Technology, Ltd.	38,996	168,760
* #	Jabiru Metals, Ltd.	17,929	3,882
	James Hardie Industries NV	82,437	275,581
	James Hardie Industries NV Sponsored ADR	8,092	131,981
#	JB Hi-Fi, Ltd.	40,600	400,937
* #	Kagara, Ltd.	63,589	44,434
*	Karoon Gas Australia, Ltd.	45,547	181,217
*	Kings Minerals NL	58,252	3,660
* #	Kingsgate Consolidated, Ltd.	67,197	293,383
*	Lednium, Ltd.	21,998	1,279
#	Leighton Holdings, Ltd.	19,677	300,011
	Lend Lease Corp., Ltd.	236,014	1,236,237
	Lend Lease Primelife, Ltd.	119,452	11,710
*	Lihir Gold, Ltd.	857,591	1,853,135
*	Linc Energy, Ltd.	126,576	229,733
	Lion Nathan, Ltd.	66,805	568,819
*	Lodestar Minerals, Ltd.	14,992	442
*	Lynas Corp., Ltd.	244,716	62,247
	MAC Services Group, Ltd.	17,900	18,104
#	MacArthur Coal, Ltd.	69,845	214,250
	MacMahon Holdings, Ltd.	206,853	51,072
*	Macmin Silver, Ltd.	217,092	6,942
	Macquarie Airports	194,851	256,834
#	Macquarie Communications Infrastructure Group	150,299	245,228
#	Macquarie Group, Ltd.	125,149	3,027,617
	Macquarie Media Group, Ltd.	78,997	70,797
*	Marion Energy, Ltd.	106,514	29,991
	MaxiTRANS Industries, Ltd.	93,114	14,853
*	McGuigan Simeon Wines, Ltd.	62,605	12,470
	McMillan Shakespeare, Ltd.	18,846	36,597
	McPherson’s, Ltd.	54,641	44,281
	Melbourne IT, Ltd.	30,466	49,156
*	MEO Australia, Ltd.	108,545	7,564
	Mermaid Marine Australia, Ltd.	147,335	159,833
*	Metals X, Ltd.	336,514	30,545
#	Metcash, Ltd.	371,676	1,122,553
* #	Minara Resources, Ltd.	281,332	117,406
	Mincor Resources NL	57,880	40,940
* #	Mineral Deposits, Ltd.	530,881	284,932
	Mineral Resources, Ltd.	14,295	35,899
*	Mirabela Nickel, Ltd.	35,230	47,309
	Mitchell Communications Group, Ltd.	161,490	70,704
* #	Molopo Australia, Ltd.	62,480	46,511
	Monadelphous Group, Ltd.	23,173	169,768
	Mortgage Choice, Ltd.	22,700	12,688
*	Mosaic Oil NL	264,000	25,750
*	Mount Gibson Iron, Ltd.	207,002	93,956

5

* #	Murchison Metals, Ltd.	994,385	700,628
	National Australia Bank, Ltd.	446,954	6,684,305
	Navitas, Ltd.	108,458	179,991
#	New Hope Corp., Ltd.	469,765	1,440,121
	Newcrest Mining, Ltd.	79,258	1,711,846
* #	Nexus Energy, Ltd.	254,606	70,313
*	NIB Holdings, Ltd.	41,507	25,116
*	Nido Petroleum, Ltd.	255,023	25,764
	Nomad Building Solutions, Ltd.	64,307	23,838
*	Novogen, Ltd. Sponsored ADR	2,215	3,655
	Nufarm, Ltd.	75,883	728,586
#	Oakton, Ltd.	35,585	34,794
	Oil Search, Ltd.	343,677	1,267,358
#	OneSteel, Ltd. (6293729)	1,246,199	2,011,769
*	OneSteel, Ltd. (B3VDZZ8)	589,381	955,181
#	Orica, Ltd.	112,734	1,373,220
	Origin Energy, Ltd.	147,569	1,744,745
*	Otto Energy, Ltd.	96,000	5,185
	Over Fifty Group, Ltd.	7,688	2,510
	OZ Minerals, Ltd.	674,661	364,045
	Pacific Brands, Ltd.	792,359	401,293
* #	Paladin Energy, Ltd.	458,148	1,514,785
*	Pan Pacific Petroleum NL	127,252	29,482
*	PanAust, Ltd.	453,343	108,787
#	Panoramic Resources, Ltd.	73,635	80,731
	Paperlinx, Ltd.	745,156	313,044
	Peet, Ltd.	58,043	57,843
*	Peplin, Inc.	91,862	40,056
*	Perilya, Ltd.	40,912	9,740
#	Perpetual Trustees Australia, Ltd.	13,562	316,527
* #	Perseus Mining, Ltd.	69,110	45,302
*	Petsec Energy, Ltd.	48,701	8,261
*	Pharmaxis, Ltd.	57,067	90,489
	Photon Group, Ltd.	36,655	28,035
*	PIPE Networks, Ltd.	10,713	27,352
#	Platinum Asset Mangement, Ltd.	42,020	123,451
* #	Platinum Australia, Ltd.	26,154	15,739
	PMP, Ltd.	379,844	113,913
*	Port Bouvard, Ltd.	77,271	27,637
*	Poseidon Nickel, Ltd.	48,747	8,449
	Premier Investments, Ltd.	14,790	49,861
#	Primary Health Care, Ltd.	202,126	638,351
	Prime Media Group, Ltd.	69,802	31,963
*	Prime Retirement & Aged Care Property Trust	79,635	7,229
#	Programmed Maintenance Service, Ltd.	89,436	172,102
*	pSivida Corp.	12,005	18,291
	Qantas Airways, Ltd.	518,085	747,435
#	QBE Insurance Group, Ltd.	116,943	1,849,433
#	Ramsay Health Care, Ltd.	46,303	310,915
	RCR Tomlinson, Ltd.	56,644	15,154
*	REA Group, Ltd.	6,400	20,192
	Reckon, Ltd.	26,821	23,546

6

	Redflex Holdings, Ltd.	40,568	66,376
	Reece Australia, Ltd.	2,854	39,291
*	Resolute Mining, Ltd.	82,808	40,689
	Reverse Corp., Ltd.	5,700	2,852
	Ridley Corp., Ltd.	191,521	116,549
#	Rio Tinto, Ltd.	29,294	1,364,119
*	RiverCity Motorway Group	133,238	19,806
* #	Riversdale Mining, Ltd.	205,928	646,758
*	Roc Oil Co., Ltd.	547,238	172,211
#	SAI Global, Ltd.	65,258	120,922
*	Salinas Energy, Ltd.	202,300	13,191
	Salmat, Ltd.	57,137	163,353
	Santos, Ltd.	132,357	1,560,063
	Sedgman, Ltd.	20,415	15,685
#	Seek, Ltd.	69,070	164,851
	Select Harvests, Ltd.	13,861	33,355
	Servcorp, Ltd.	28,437	53,736
	Service Stream, Ltd.	115,617	34,813
#	Seven Network, Ltd.	192,011	877,334
	Sigma Pharmaceuticals, Ltd.	1,069,693	870,230
*	Silex System, Ltd.	36,244	126,612
#	Sims Metal Management, Ltd.	85,972	1,248,643
* #	Sino Gold Mining, Ltd.	289,906	1,144,058
*	Sino Strategic International, Ltd.	9,056	3,464
#	Skilled Group, Ltd.	7,132	7,188
#	SMS Management & Technology, Ltd.	19,013	35,594
	Sonic Healthcare, Ltd.	145,191	1,231,537
	SP Ausnet	313,612	227,593
	SP Telemedia, Ltd.	309,005	57,431
#	Spark Infrastructure Group	399,951	299,642
	Specialty Fashion Group, Ltd.	15,256	4,530
*	Sphere Investments, Ltd. (6162272)	41,187	10,456
*	Sphere Investments, Ltd. (B1X1CW2)	770	—
	Spotless Group, Ltd.	353,301	524,054
*	St. Barbara, Ltd.	312,252	63,079
#	Straits Resources, Ltd.	69,392	77,183
*	Strike Resources, Ltd.	46,251	15,374
	Structural Systems, Ltd.	24,031	14,599
	Stuart Petroleum, Ltd.	5,000	1,536
#	STW Communications Group, Ltd.	175,704	63,535
	Suncorp-Metway, Ltd.	561,029	2,393,796
*	Sundance Resources, Ltd.	490,142	38,952
	Sunland Group, Ltd.	127,402	51,639
	Super Cheap Auto Group, Ltd.	37,900	83,425
*	Swick Mining Services, Ltd.	34,998	8,331
*	Symex Holdings, Ltd.	21,158	6,583
	TABCORP Holdings, Ltd.	241,360	1,303,181
	Talent2 International, Ltd.	70,115	25,577
*	Tamaya Resources, Ltd.	212,253	2,160
* #	Tap Oil, Ltd.	67,582	43,226
#	Tassal Group, Ltd.	97,615	125,609
	Tatts Group, Ltd.	331,734	665,194

7

	Technology One, Ltd.	52,236	26,737
	Telstra Corp., Ltd.	16,750	40,466
#	Telstra Corp., Ltd. ADR	36,500	443,475
#	Ten Network Holdings, Ltd.	285,906	201,248
*	Terramin Australia, Ltd.	23,000	11,145
	TFS Corp., Ltd.	105,246	71,846
	Thakral Holdings Group	235,609	42,928
	The Reject Shop, Ltd.	8,292	66,562
#	Timbercorp, Ltd.	163,968	5,243
	Toll Holdings, Ltd.	218,645	935,596
	Tower Australia Group, Ltd.	283,198	422,120
#	Transfield Services Infrastructure Fund	117,157	90,139
	Transfield Services, Ltd.	71,060	128,257
#	Transpacific Industries Group, Ltd.	127,747	167,112
#	Transurban Group	115,750	375,155
	Troy Resources NL	24,261	23,358
	Trust Co., Ltd.	9,358	35,396
*	Unilife Medical Solutions, Ltd.	53,137	10,927
	United Group, Ltd.	56,996	396,487
*	United Minerals Corp. NL	13,517	10,334
	UXC, Ltd.	120,375	41,926
* #	Ventracor, Ltd.	129,038	7,784
*	View Resources, Ltd.	143,288	13,537
	Village Roadshow, Ltd.	39,124	23,335
* #	Virgin Blue Holdings, Ltd.	1,527,217	317,594
	Vision Group Holdings, Ltd.	28,537	12,422
#	Washington H. Soul Pattinson & Co., Ltd.	167,448	1,168,200
#	Watpac, Ltd.	81,625	62,408
#	Wattyl, Ltd.	50,015	18,188
	WDS, Ltd.	36,150	25,404
	Webjet, Ltd.	37,950	31,627
	Webster, Ltd.	13,767	6,980
#	Wesfarmers, Ltd. (6948836)	252,341	4,145,878
	Wesfarmers, Ltd. (B291502)	4,586	75,368
#	West Australian Newspapers Holdings, Ltd.	38,737	142,071
* #	Western Areas NL	36,191	110,177
	Westpac Banking Corp.	129,888	1,810,841
#	Westpac Banking Corp. Sponsored ADR	38,600	2,661,470
* #	White Energy Co., Ltd.	11,522	12,924
	Whitehaven Coal, Ltd.	76,653	110,707
	WHK Group, Ltd.	138,538	105,566
	Wide Bay Australia, Ltd.	17,665	77,072
* #	Windimurra Vanadium, Ltd.	62,376	7,706
	Woodside Petroleum, Ltd.	18,226	501,103
	Woolworths, Ltd.	59,087	1,146,239
	WorleyParsons, Ltd.	17,017	224,458
	Wotif.com Holdings, Ltd.	29,133	84,160
TOTAL COMMON STOCKS			137,453,404

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	21,739	8,288

8

RIGHTS/WARRANTS — (0.0%)
*	ChemGenex Pharmaceuticals, Ltd. Rights 05/22/09	2,443	—
*	Euroz, Ltd. Warrants 03/01/14	2,035	532
*	Otto Energy, Ltd. Rights 05/07/09	72,000	209
*	UXC, Ltd. Warrants 03/31/10	12,037	262
TOTAL RIGHTS/WARRANTS			1,003

TOTAL — AUSTRALIA			137,462,695

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
#	Agrana Beteiligungs AG	3,115	199,541
	Andritz AG	6,548	222,595
* #	A-TEC Industries AG	13,528	139,662
* #	Austrian Airlines AG	46,752	245,922
*	BWIN Interactive Entertainment AG	5,610	177,067
	BWT AG	2,227	44,022
#	Constantia Packaging AG	10,441	383,052
#	Erste Group Bank AG	87,311	1,821,797
#	EVN AG	15,739	238,988
#	Flughafen Wien AG	4,989	149,281
	Frauenthal Holding AG	198	1,597
* #	Intercell AG	6,952	182,304
#	Lenzing AG	627	141,739
#	Mayr-Melnhof Karton AG	5,046	352,790
	Oberbank AG	2,160	123,757
	Oesterreichische Elektrizitaetswirtschafts AG	4,480	183,961
#	Oesterreichische Post AG	21,857	637,144
	OMV AG	55,504	1,719,520
	Palfinger AG	2,328	33,374
#	Raiffeisen International Bank-Holding AG	38,363	1,322,487
* #	RHI AG	9,032	129,603
	Rosenbauer International AG	1,136	40,286
*	S&T System Integration & Technology Distribution AG	653	10,257
*	Schoeller-Bleckmann Oilfield Equipment AG	2,096	65,098
* #	Strabag SE	25,077	579,951
	Telekom Austria AG	38,271	503,402
	Telekom Austria AG ADR	4,200	110,880
#	Uniqa Versicherungen AG	35,238	686,390
* #	Vienna Insurance Group	29,097	1,134,330
#	Voestalpine AG	89,321	1,708,953
*	Warimpex Finanz und Beteiligungs AG	2,706	5,833
	Wienerberger AG	51,535	606,474
	Wolford AG	994	10,923
	Zumtobel AG	27,628	246,414

TOTAL — AUSTRIA			14,159,394

9

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
	Ackermans & van Haaren NV	27,931	1,630,708
*	Agfa Gevaert NV	156,174	349,179
#	Anheuser-Busch InBev NV	28,665	877,499
	Banque Nationale de Belgique	217	714,901
#	Barco NV	14,077	321,798
#	Bekaert SA	13,644	1,266,170
	Belgacom SA	19,073	554,409
	Colruyt SA	2,295	521,643
	Compagnie d’Entreprises CFE	3,309	112,131
	Compagnie Immobiliere de Belgique SA	1,592	29,752
	Compagnie Maritime Belge SA	11,479	290,176
#	Deceuninck NV	4,534	13,450
#	Delhaize Group	4,167	281,043
#	Delhaize Group Sponsored ADR	65,538	4,430,369
#	Dexia SA	182,234	883,837
	D’Ieteren SA NV	2,197	418,399
	Duvel Moorgat SA	360	17,885
	Econocom Group SA	4,469	35,374
	Elia System Operator SA NV	6,865	250,719
#	Euronav SA	14,686	211,391
	Exmar NV	4,114	47,062
	Image Recognition Integrated Systems (I.R.I.S.)	843	46,827
	Ion Beam Application	4,701	41,494
	Jensen-Group NV	2,121	13,936
	KBC Groep NV	21,236	466,798
	Kinepolis	11,035	263,887
	Melexis NV	4,772	28,178
	Mobistar SA	7,620	455,989
	Omega Pharma SA	11,563	307,378
* #	Option NV	40,124	73,993
* #	Realdolmen	1,000	20,376
	Recticel SA	14,875	64,656
	Rosier SA	38	13,415
	Roularta Media Group NV	12,286	193,741
	SAPEC SA	208	16,833
	Sioen Industries NV	4,626	21,791
*	Sipef NV	5,390	200,668
	Solvay SA	49,042	4,203,748
*	Spector Photo Group SA	12,000	11,093
* #	Telenet Group Holding NV	19,890	384,922
	Tessenderlo Chemie NV	25,790	765,706
* #	UCB SA	91,631	2,493,974
#	Umicore	48,911	958,574
#	Van De Velde NV	1,294	42,644
	VPK Packaging Group SA	1,132	26,434
TOTAL COMMON STOCKS			24,374,950

RIGHTS/WARRANTS — (0.0%)
* #	Fortis Coupons	409,619	—
* #	Realdolmen STRIP VVPR	634	21
TOTAL RIGHTS/WARRANTS			21

TOTAL — BELGIUM			24,374,971

10

CANADA — (7.1%)
COMMON STOCKS — (7.1%)
*	20-20 Technologies, Inc.	600	777
*	Aastra Technologies, Ltd.	2,200	54,848
*	Abitibibowater, Inc.	4,682	2,393
*	Absolute Software Corp.	21,300	92,997
*	Adanac Molybdenum Corp.	20,300	1,191
	Addax Petroleum Corp.	70,300	1,934,679
	Aecon Group, Inc.	56,400	536,445
*	AEterna Zentaris, Inc.	6,800	7,579
	AGF Management, Ltd. Class B	105,971	1,021,257
	Agnico Eagle Mines, Ltd.	11,531	509,730
	Agrium, Inc.	43,300	1,857,840
*	Ainsworth Lumber Co., Ltd.	519	381
*	Akela Pharma, Inc.	29	7
	Akita Drilling, Ltd.	11,400	74,038
*	Alamos Gold, Inc.	32,600	211,724
*	AlarmForce Industries, Inc.	2,900	12,443
*	Alberta Clipper Energy, Inc.	46,300	26,772
* #	Alexco Resource Corp.	9,700	12,681
#	Alimentation Couche-Taro, Inc. Class B	69,300	757,869
*	Altius Minerals Corp.	28,500	163,362
	Amerigo Resources, Ltd.	45,100	12,094
*	Anderson Energy, Ltd.	37,400	25,073
	Andrew Peller, Ltd.	1,900	11,146
* #	Angiotech Pharmaceuticals, Inc.	37,400	18,805
* #	Antrim Energy, Inc.	51,600	19,026
* #	Apollo Gold Corp.	22,000	8,849
* #	Aquiline Resources, Inc.	6,100	12,217
*	Argosy Energy, Inc.	1,950	2,190
*	Arsenal Energy, Inc.	23,500	5,219
	Astral Media, Inc. Class A	32,094	847,736
*	Atna Resource, Ltd.	5,200	2,876
*	Atrium Innovations, Inc.	15,814	185,400
*	ATS Automation Tooling System, Inc.	81,340	279,472
* #	Augusta Resource Corp.	25,200	48,360
*	Aurizon Mines, Ltd.	17,600	65,191
* #	AXIA NetMedia Corp.	50,400	65,888
*	Azure Dynamics Corp.	51,000	3,205
*	B2Gold Corp.	26,267	14,968
* #	Baffinland Iron Mines Corp.	42,300	13,647
*	Baja Mining Corp.	20,100	5,727
* #	Ballard Power Systems, Inc.	162,070	332,751
#	Bank of Montreal	202,373	6,698,846
	Bank of Nova Scotia	172,301	4,900,608
* #	Bankers Petroleum, Ltd.	40,733	57,346
	Barrick Gold Corp.	132,617	3,839,703
	BCE, Inc.	101,616	2,172,316
*	Berens Energy, Ltd.	26,800	11,903

11

* #	BioMS Medical Corp.	21,900	52,305
*	Bioniche Life Sciences, Inc.	3,000	980
*	BioteQ Environmental Technologies, Inc.	4,900	2,033
#	Biovail Corp.	131,310	1,436,014
*	Birch Mountain Resources, Ltd.	1,200	5
* #	Birchcliff Energy, Ltd.	97,100	485,785
	BMTC Group, Inc.	700	11,146
*	BNK Petroleum, Inc.	10,779	1,355
	Bombardier, Inc. Class B	136,200	431,439
*	Boralex, Inc. Class A	22,300	116,985
*	Breaker Energy, Ltd.	35,900	134,779
* #	Breakwater Resources, Ltd.	141,200	15,974
	CAE, Inc.	94,615	602,593
*	Caledonia Mining Corp.	83,000	5,564
	Calfrac Well Services, Ltd.	28,700	230,889
	Calian Technologies, Ltd.	1,000	13,819
*	Calvalley Petroleum, Inc.	74,400	102,874
	Cameco Corp.	24,500	562,558
#	Canaccord Capital, Inc.	60,500	355,912
	Canada Bread Co., Ltd.	7,400	272,857
*	Canadian Gold Hunter Corp.	21,259	6,770
* #	Canadian Hydro Developers, Inc.	146,300	346,961
	Canadian Imperial Bank of Commerce	114,980	5,161,718
#	Canadian National Railway Co.	54,400	2,199,159
	Canadian National Resources, Ltd.	93,900	4,328,701
	Canadian Pacific Railway, Ltd.	60,915	2,179,729
* #	Canadian Royalties, Inc.	50,400	9,292
#	Canadian Tire Corp. Class A	63,210	2,675,023
	Canadian Utilities, Ltd. Class A	43,600	1,260,538
#	Canadian Western Bank	42,800	478,823
*	Canadian Zinc Corp.	74,236	12,442
	Canam Group, Inc. Class A	44,200	262,985
*	Candax Energy	53,500	5,380
* #	Candente Resource Corp.	9,800	2,874
* #	Canfor Corp.	84,200	361,976
* #	Cangene Corp.	35,800	157,504
* #	CanWest Global Communications Corp.	36,200	8,494
* #	Capstone Mining Corp.	36,600	61,342
*	Cardero Resource Corp.	18,400	22,204
*	Cardiome Pharma Corp.	12,700	51,724
*	Carpathian Gold, Inc.	17,400	2,698
	Cascades, Inc.	76,565	234,193
*	Caspian Energy, Inc.	5,500	207
*	Catalyst Paper Corp.	422,598	88,536
	CCL Industries, Inc. Class B	30,800	593,906
*	CE Franklin, Ltd.	13,700	75,314
*	Celestica, Inc.	228,200	1,373,063
*	Celtic Exploration, Ltd.	31,250	374,487
*	Ceramic Protection Corp.	200	147
*	CGI Group, Inc.	179,800	1,594,137
*	Chariot Resouces, Ltd.	63,000	11,087
*	CI Financial Corp.	9,300	122,358

12

*	Cinch Energy Corp.	19,600	13,140
	Clairvest Group, Inc.	1,100	9,697
	Clarke, Inc.	13,900	27,840
* #	Claude Resources, Inc.	32,600	22,948
* #	Coalcorp Mining, Inc.	62,457	10,991
* #	Coastal Contacts, Inc.	16,400	10,857
	Cogeco Cable, Inc.	14,500	355,422
*	COM DEV International, Ltd.	18,600	60,789
* #	Comaplex Minerals Corp.	17,100	45,140
* #	Compton Petroleum Corp.	51,200	32,609
* #	Connacher Oil & Gas, Ltd.	188,200	186,102
	Constellation Software, Inc.	800	21,614
*	CoolBrands International, Inc.	500	285
	Corby Distilleries, Ltd.	6,600	92,863
* #	Corridor Resources, Inc.	89,500	165,005
	Corus Entertainment, Inc. Class B	117,100	1,560,287
*	Cott Corp.	61,900	124,495
* #	Crew Energy, Inc.	73,108	355,339
*	Crew Gold Corp.	750	383
* #	Crystallex International Corp.	43,500	12,394
	Dalsa Corp.	11,700	59,123
*	Delphi Energy Corp.	67,600	56,650
* #	Denison Mines Corp.	105,220	197,513
*	Detour Gold Corp.	6,993	67,744
*	DiagnoCure, Inc.	20,200	21,160
*	Discovery Air, Inc. Class A	22,800	3,439
*	Divestco, Inc.	10,300	4,920
	Dorel Industries, Inc. Class B	24,100	459,461
*	Dundee Precious Metals, Inc.	32,400	46,158
#	DundeeWealth, Inc.	27,900	155,013
*	Eastern Platinum, Ltd.	336,500	155,095
*	Eastmain Resources, Inc.	27,600	21,048
	easyhome, Ltd.	500	3,855
	EGI Financial Holdings, Inc.	900	6,411
*	Eldorado Gold Corp.	67,400	535,450
*	Ember Resources, Inc.	59	31
	Emera, Inc.	8,200	135,785
	Empire Co., Ltd. Class A	21,300	889,627
	Enbridge, Inc.	70,596	2,180,057
	EnCana Corp.	169,117	7,750,782
* #	Endeavour Silver Corp.	20,100	32,341
	Enghouse Systems, Ltd.	6,700	33,688
	Ensign Energy Services, Inc.	106,200	1,223,707
*	Entree Gold, Inc.	3,700	3,907
* #	Equinox Minerals, Ltd.	223,377	389,361
	Equitable Group, Inc.	10,055	113,670
*	Erdene Resource Development Corp.	25,600	6,221
*	Etruscan Resources, Inc.	15,100	4,302
*	Euro Goldfields, Ltd.	148,900	315,693
	Evertz Technologies, Ltd.	11,200	158,619
	Exco Technologies, Ltd.	7,600	5,414
*	Exfo Electro-Optical Engineering, Inc.	15,876	60,534

13

*	Fairborne Energy, Ltd.	70,476	277,581
	Fairfax Financial Holdings, Inc.	12,100	3,200,168
*	Far West Mining, Ltd.	10,800	18,916
*	Farallon Resources, Ltd.	210,000	47,515
	Finning International, Inc.	132,200	1,575,366
*	First Nickel, Inc.	100	9
	First Quantum Minerals, Ltd.	43,713	1,690,568
*	Firstservice Corp.	8,400	83,064
*	Flint Energy Services, Ltd.	37,800	212,869
* #	FNX Mining Co., Inc.	41,966	185,687
* #	Formation Capital Corp.	53,900	16,261
*	Forsys Metals Corp.	22,300	96,241
	Fortis, Inc.	48,200	894,687
*	Fortune Minerals, Ltd.	15,400	6,582
#	Forzani Group, Ltd. Class A	37,500	409,474
*	Franco-Nevada Corp.	37,500	797,892
*	Fraser Papers, Inc.	6,400	2,494
*	Fronteer Development Group, Inc.	84,375	201,516
*	Galleon Energy, Inc. Class A	53,500	212,512
*	GBS Gold International, Inc.	42,400	—
#	Gennum Corp.	29,100	128,027
	George Weston, Ltd.	21,100	1,047,308
	Gerdau Ameristeel Corp.	96,300	506,800
* #	Gildan Activewear, Inc.	35,800	409,811
*	Glacier Media, Inc.	22,700	36,334
	Glentel, Inc.	3,800	27,386
* #	Globestar Mining Corp.	35,100	20,296
	Gluskin Shef & Associates, Inc.	1,200	11,565
*	GLV, Inc.	4,500	21,910
	Goldcorp, Inc.	184,921	5,054,993
* #	Golden Star Resources, Ltd.	261,200	345,844
*	Grande Cache Coal Corp.	62,000	68,063
* #	Great Basin Gold, Ltd.	238,300	293,557
*	Great Canadian Gaming Corp.	76,200	240,739
*	Great Plains Exploration, Inc.	3,500	880
	Great West Lifeco, Inc.	55,900	959,852
*	Grey Wolf Exploration, Inc.	12,200	6,850
* #	Greystar Resources, Ltd.	6,700	23,020
#	Groupe Aeroplan, Inc.	161,900	1,024,340
*	Guyana Goldfields, Inc.	21,800	50,239
*	Hanfeng Evergreen, Inc.	25,900	149,761
	Harry Winston Diamond Corp.	74,100	311,104
*	Helix BioPharma Corp.	900	1,003
*	Hemisphere GPS, Inc.	46,880	35,357
*	Heroux-Devtek, Inc.	27,600	108,707
*	High River Gold Mines, Ltd.	167,900	18,291
* #	Highpine Oil & Gas, Ltd.	61,400	280,939
*	Hillsborough Resources, Ltd.	15,100	3,480
	Home Capital Group, Inc.	19,200	442,953
*	HudBay Minerals, Inc.	169,409	1,137,154
	Husky Energy, Inc.	11,800	285,878
*	Hydrogenics Corp.	17,500	8,359

14

	IAMGOLD Corp.	357,182	2,846,561
	IGM Financial, Inc.	28,900	861,454
*	Imax Corp.	18,100	118,311
*	Imperial Metals Corp.	28,700	95,001
	Imperial Oil, Ltd.	9,503	339,649
*	Indigo Books & Music, Inc.	3,600	36,172
	Industrial Alliance Insurance & Financial Services, Inc.	65,900	1,320,982
	ING Canada, Inc.	43,900	1,271,419
	Inmet Mining Corp.	51,894	1,798,221
*	Inter-Citic Minerals, Inc.	9,600	3,942
*	Intermap Technologies, Ltd.	19,600	32,850
*	International Forest Products, Ltd. Series A	23,700	49,652
	International Royalty Corp.	77,100	191,894
*	Intertape Polymer Group, Inc.	36,100	19,059
*	Intrinsyc Software International, Inc.	66,000	3,319
*	Iteration Energy, Ltd.	98,458	95,710
*	Ivanhoe Energy, Inc.	78,800	116,883
* #	Ivanhoe Mines, Ltd.	87,700	562,962
*	Ivernia, Inc.	57,500	6,505
	Jean Coutu Group PJC, Inc. Class A	95,600	731,441
*	Jinshan Gold Mines, Inc.	28,700	16,355
*	Kaboose, Inc.	38,100	19,157
*	Kimber Resources, Inc.	15,200	8,662
	Kingsway Financial Services, Inc.	67,900	155,340
	Kinross Gold Corp.	156,129	2,406,111
* #	Kirkland Lake Gold, Inc.	11,500	82,879
* #	Labopharm, Inc.	20,600	25,377
*	Lake Shore Gold Corp.	161,100	255,157
* #	Laramide Resources, Ltd.	25,500	45,730
	Laurentian Bank of Canada	28,640	691,219
	Le Chateau, Inc.	9,300	78,325
	Leon’s Furniture, Ltd.	24,200	187,386
	Linamar Corp.	55,500	199,992
*	Lions Gate Entertainment Corp.	2,900	14,152
	Loblaw Companies, Ltd.	36,600	986,081
*	Logibec Group Informatique, Ltd.	400	5,053
*	Lundin Mining Corp.	176,959	321,798
*	MacDonald Dettweiler & Associates, Ltd.	24,500	636,470
*	Mad Catz Interactive, Inc.	10,100	2,751
*	Magellan Aerospace Corp.	9,680	8,842
	Magna International, Inc. Class A	86,087	2,955,656
*	Mahalo Energy, Ltd.	18,300	460
#	Major Drilling Group International, Inc.	26,300	298,197
#	Manitoba Telecom Services, Inc.	13,700	384,606
	Manulife Financial Corp.	383,973	6,538,449
	Maple Leaf Foods, Inc.	64,800	457,233
*	March Networks Corp.	5,000	15,419
	Marsulex, Inc.	1,200	9,402
*	Martinrea International, Inc.	45,800	161,200
#	Matrikon, Inc.	7,200	13,033
*	MAXIM Power Corp.	24,537	61,481
*	MDC Partners, Inc. Class A	11,300	45,548

15

* #	MDN, Inc.	24,200	12,979
* #	MDS, Inc.	76,126	440,182
*	Mediagrif Interactive Technologies, Inc.	1,100	3,503
* #	MEGA Brands, Inc.	11,200	3,707
*	Mega Uranium, Ltd.	167,100	277,263
	Methanex Corp.	106,400	1,225,120
	Metro, Inc. Class A	56,500	1,751,865
*	MGM Energy Corp.	248	23
*	Midnight Oil Exploration, Ltd.	4,200	3,696
*	Migao Corp.	20,700	117,959
*	Minco Silver Corp.	6,700	7,131
*	Miranda Technologies, Inc.	17,400	86,759
	Morguard Corp.	2,000	31,761
	Mosaid Technologies, Inc.	8,200	84,178
#	National Bank of Canada	95,243	3,483,916
*	Neo Material Technologies, Inc.	77,100	104,669
	Nexen, Inc.	125,898	2,397,052
	Niko Resources, Ltd.	13,900	703,445
#	Norbord, Inc.	89,300	97,285
* #	North American Palladium, Ltd.	49,800	89,726
*	Northgate Minerals Corp.	282,900	403,025
*	Northstar Aerospace, Inc.	4,400	1,715
	Nova Chemicals Corp.	100,500	581,120
*	Nuvista Energy, Ltd.	79,713	528,392
*	OceanaGold Corp.	11,340	7,222
*	Oilexco, Inc.	169,900	14,950
*	Olympus Pacific Minerals, Inc.	13,600	2,621
*	Oncolytics Biotech, Inc.	15,300	26,797
#	Onex Corp.	80,068	1,292,307
*	Open Range Energy Corp.	9,100	13,345
* #	Open Text Corp.	50,300	1,656,574
* #	OPTI Canada, Inc.	103,221	166,946
*	Orvana Minerals Corp.	35,300	19,228
*	Osisko Mining Corp.	1,800	8,447
* #	Pacific Rubiales Energy Corp.	23,274	114,098
*	Paladin Labs, Inc.	4,600	57,707
* #	Pan Amer Silver Corp.	66,000	1,087,371
*	Paramount Resources, Ltd. Class A	36,600	173,906
*	Parkbridge Lifestyles Communities, Inc.	11,300	33,143
	Pason Systems, Inc.	21,919	186,439
*	Patheon, Inc.	38,100	74,712
*	Pearl Exploration & Production, Ltd.	5,658	6,069
*	Pelangio Exploration, Inc.	27,200	5,471
	Pengrowth Energy Trust	2,394	15,548
*	Petaquilla Minerals, Ltd.	18,400	8,481
*	Petro Andina Resources, Inc.	5,200	28,717
* #	Petrobank Energy & Resources, Ltd.	20,649	443,851
	Petro-Canada	193,730	6,114,030
*	Petrolifera Petroleum, Ltd.	18,900	26,925
*	Platinum Group Metals, Ltd.	1,800	2,278
* #	Plutonic Power Corp.	12,600	22,174
*	Points International, Ltd.	64,200	25,286

16

*	Polaris Miner Corp.	6,700	8,534
* #	PolyMet Mining Corp.	16,300	12,294
	Potash Corp. of Saskatchewan, Inc.	9,400	807,425
#	Power Corp. of Canada, Ltd.	152,000	2,841,800
#	Power Financial Corp.	108,300	2,166,363
*	Profound Energy, Inc.	13,400	14,037
#	Progress Energy Resources Corp.	67,300	501,944
*	ProMetic Life Sciences, Inc.	41,000	4,467
*	ProspEx Resouces, Ltd.	19,132	8,016
	Pulse Data, Inc.	59,500	60,333
*	Pure Energy Services, Ltd.	9,000	10,634
*	QLT, Inc.	89,400	178,306
*	Quadra Mining, Ltd.	37,800	209,384
	Quebecor, Inc. Class B	49,100	633,655
* #	Queenston Mining, Inc.	6,500	21,679
	Quest Capital Corp.	121,236	81,278
* #	Questerre Energy Corp.	29,300	34,375
*	Red Back Mining, Inc.	2,000	13,844
*	Redcorp Ventures, Ltd.	99,500	417
#	Reitmans Canada, Ltd.	31,100	316,655
	Rentcash, Inc.	5,353	25,570
*	Research In Motion, Ltd.	23,400	1,616,410
*	Resin Systems, Inc.	34,800	8,311
* #	Resverlogix Corp.	8,600	19,603
	Richelieu Hardware, Ltd.	11,700	149,522
*	Richmont Mines, Inc.	14,300	50,451
#	Ritchie Brothers Auctioneers, Inc.	12,400	273,604
*	Rock Energy, Inc.	8,800	8,333
	Rogers Communications, Inc. Class B	22,200	545,466
*	RONA, Inc.	99,400	1,100,372
#	Royal Bank of Canada	162,793	5,770,673
*	Royal Laser Corp.	16,500	3,180
* #	Rubicon Minerals Corp.	56,800	85,202
#	Russel Metals, Inc.	95,020	1,000,127
	Samuel Manu-Tech, Inc.	5,100	17,523
#	Saputo, Inc.	21,800	398,257
#	Savanna Energy Services Corp.	64,200	314,732
	Sceptre Invesment Counsel, Ltd.	900	3,507
*	Scorpio Mining Corp.	32,467	8,298
*	SEMAFO, Inc.	133,000	205,078
#	Shaw Communictions, Inc. Class B	26,500	410,835
	ShawCor, Ltd.	35,700	652,191
#	Sherritt International Corp.	172,200	740,288
#	Shoppers Drug Mart Corp.	18,700	676,196
*	Shore Gold, Inc.	110,727	39,900
*	Sierra Wireless, Inc.	33,000	186,944
* #	Silver Standard Resources, Inc.	31,300	524,858
*	Silver Wheaton Corp.	161,400	1,237,585
#	Silvercorp Metals, Inc.	28,300	65,693
*	Sino-Forest Corp.	99,100	867,011
	SNC-Lavalin Group, Inc.	5,900	171,813
	Softchoice Corp.	5,700	14,999

17

*	St. Andrew Goldfields, Ltd.	53,000	10,882
*	Stantec, Inc.	32,900	720,420
*	Starfield Resources, Inc.	45,300	6,833
	Stella-Jones, Inc.	2,800	44,582
*	Storm Cat Energy Corp.	500	17
*	Storm Exploration, Inc.	9,300	90,171
*	Stornoway Diamond Corp.	64,920	8,977
	Sun Life Financial, Inc.	245,700	5,744,599
	Suncor Energy, Inc.	154,443	3,886,636
* #	SunOpta, Inc.	69,500	122,308
*	Sun-Rype Products, Ltd.	100	712
*	SXC Health Solutions Corp.	9,600	190,825
*	Tahera Diamond Corp.	15,580	65
	Talisman Energy, Inc.	407,400	5,104,022
* #	Tanzanian Royalty Exploration Corp.	13,400	37,057
* #	Taseko Mines, Ltd.	55,600	78,277
*	Technicoil Corp.	33,900	11,363
	Teck Resources, Ltd. Class B	298,687	3,136,301
	Telus Corp.	16,961	414,324
* #	Tembec, Inc.	8,765	6,794
*	The Churchill Corp.	7,500	59,646
*	The Descartes Systems Group, Ltd.	35,300	114,777
#	The Thomson Corp.	60,558	1,700,070
* #	Theratechnologies, Inc.	35,600	84,428
* #	Thompson Creek Metals Company, Inc.	52,500	351,965
	Tim Hortons, Inc.	31,600	767,954
* #	Timminco, Ltd.	23,700	34,757
*	TLC Vision Corp.	21,900	3,028
	TMX Group, Inc.	17,400	467,918
	Toromont Industries, Ltd.	25,800	530,572
#	Toronto Dominion Bank	208,260	8,220,101
#	Torstar Corp. Class B	63,200	265,871
#	Transalta Corp.	100,638	1,732,259
	Transat A.T., Inc. Class A	500	4,622
	Transat A.T., Inc. Class B	2,900	26,490
#	TransCanada Corp.	117,264	2,926,441
	Transcontinental, Inc. Class A	43,916	261,295
*	Transglobe Energy Corp.	51,700	132,575
*	Transition Therapeutics, Inc.	4,511	19,279
* #	Treasury Metals, Inc.	1,262	201
#	Trican Well Service, Ltd.	53,100	408,941
	Trinidad Drilling, Ltd.	98,800	399,075
* #	TriStar Oil and Gas, Ltd.	152,481	1,373,645
*	TSO3, Inc.	8,200	2,817
*	Tundra Semiconductor Corp.	5,800	30,086
*	Turnkey E&P, Inc.	300	6
	TVA Group, Inc. Class B	4,447	30,037
* #	UEX Corp.	23,700	31,380
	Uni-Select, Inc.	11,200	260,454
* #	Uranium One, Inc.	201,300	556,683
*	Ur-Energy, Inc.	83,500	72,073
*	Vecima Network, Inc.	2,200	7,780

18

*	Vector Aerospace Corp.	12,300	42,261
* #	Verenex Energy, Inc.	14,700	113,333
*	Vero Energy, Inc.	33,200	105,167
*	Virginia Mines, Inc.	6,950	21,666
* #	Viterra, Inc.	188,400	1,373,569
*	Vitran Corp., Inc.	2,400	16,150
* #	Webtech Wireless, Inc.	15,500	13,379
*	Wescast Industries, Inc.	1,500	1,131
#	Wesdome Gold Mines, Ltd.	60,300	70,745
*	West 49, Inc.	4,500	1,094
*	West Energy, Ltd.	71,000	149,937
	West Fraser Timber Co., Ltd.	22,800	514,925
* #	West Timmins Mining, Inc.	48,700	27,752
*	Westaim Corp.	100	21
* #	Western Canadian Coal Corp.	37,200	40,838
	Western Financial Group, Inc.	36,865	51,283
*	Westernzagros Resources, Ltd.	5,300	3,509
*	Westjet Airlines, Ltd.	6,100	59,707
*	Westport Innovations, Inc.	7,228	36,343
*	Wi-LAN, Inc.	74,100	98,113
	Winpak, Ltd.	26,260	154,043
*	Wireless Matrix Corp.	6,300	3,590
*	Xceed Mortgage Corp.	7,500	6,285
* #	Xtreme Coil Drilling Corp.	13,800	34,347
	Yamana Gold, Inc.	386,016	3,027,830
*	YM Biosciences, Ltd.	15,400	6,840
*	Zarlink Semiconductor, Inc.	40,900	12,339
	ZCL Composite, Inc.	7,700	30,263
TOTAL COMMON STOCKS			220,321,839

RIGHTS/WARRANTS — (0.0%)
*	Ainsworth Lumber Co., Ltd. Warrants 07/29/13	1,128	378
*	Kinross Gold Corp. Warrants 09/03/13	1,955	6,848
TOTAL RIGHTS/WARRANTS			7,226

TOTAL — CANADA			220,329,065

DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
* #	A P Moller - Maersk A.S.	268	1,556,723
*	Aarhus Lokalbank A.S.	809	7,324
* #	Aktieselskabet Roskilde Bank A.S.	4,500	280
*	Aktieselskabet Skjern Bank A.S.	210	4,752
#	Alk-Abello A.S.	4,380	263,209
*	Alm. Brand A.S.	8,430	122,094
* #	Amagerbanken A.S.	6,125	49,952
	Ambu A.S.	1,870	28,759
	Auriga Industries A.S. Series B	10,755	183,109
#	Bang & Olufsen Holdings A/S	7,819	52,980
* #	Bavarian Nordic A.S.	5,889	186,193
#	BoConcept Holding A.S.	450	5,661

19

*	Bonusbanken A.S.	6,000	392
*	Brodrene Hartmann A.S. Series B	2,300	28,563
*	Brondbyernes IF Fodbold A.S. Series B	3,120	17,868
*	Capinordic A.S.	24,798	10,668
#	Carlsberg A.S. Series B	21,264	1,022,367
#	Coloplast A.S.	3,250	221,871
#	D/S Norden A.S.	16,995	571,552
*	Dalhoff, Larson & Horneman A.S. Series B	9,916	39,251
#	Dampskibsselskabet Torm A.S.	17,646	160,774
#	Dampskibsselskabet Torm A.S. ADR	17,382	162,695
#	Danisco A.S.	36,697	1,201,831
*	Danske Bank A.S.	117,797	1,292,017
*	Dantherm Holding A.S.	1,600	7,611
*	DFDS A.S.	1,570	81,898
*	DiBa Bank A.S.	10,296	104,158
*	Djursland Bank A.S.	1,040	28,518
#	DSV A.S.	103,658	1,170,619
	East Asiatic Co., Ltd. A.S.	15,063	475,292
*	Fionia Bank A.S.	53,180	302,272
*	FLSmidth & Co. A.S.	29,076	929,789
	Fluegger A.S. Series B	350	13,415
*	Genmab A.S.	11,244	433,354
* #	GN Store Nord A.S.	150,582	480,901
* #	Greentech Energy Systems A.S.	23,740	80,648
*	Gronlandsbanken	290	17,685
*	H&H International A.S. Series B	360	20,921
#	H. Lundbeck A.S.	19,089	345,363
	Harboes Bryggeri A.S.	2,250	44,656
	IC Companys A.S.	3,900	59,101
	Jeudan A.S.	1,082	83,474
*	Jyske Bank A.S.	35,279	903,743
*	Lastas A.S. Series B	1,600	6,768
*	Maconomy Corp. A.S.	10,500	10,811
*	Mols-Linien A.S.	2,000	25,614
* #	NeuroSearch A.S.	4,479	65,780
* #	NKT Holding A.S.	17,871	486,635
*	Nordjyske Bank A.S.	3,195	66,201
*	Norresundby Bank A.S.	880	22,610
	Novo-Nordisk A.S. Series B	2,000	95,162
	Novo-Nordisk A.S. Sponsored ADR	18,100	859,931
	Novozymes A.S. Series B	3,656	246,502
*	Ostjydsk Bank A.S.	285	17,195
*	Parken Sport & Entertainment A.S.	606	52,800
	Per Aarsleff A.S. Series B	1,199	103,633
* #	Pharmexa A.S.	10,000	1,468
*	Ringkjoebing Landbobank A.S.	2,762	208,968
#	Rockwool International A.S.	5,729	442,244
*	Royal Unibrew A.S.	2,135	25,063
*	RTX Telecom A.S.	1,400	1,761
*	Sanistal A.S. Series B	400	6,566
	Satair A.S.	1,556	32,166
#	Schouw & Co. A.S.	9,976	144,139

20

	SimCorp A.S.	1,123	146,081
*	Sjaelso Gruppen A.S.	10,558	36,557
	Solar Holdings A.S. Series B	2,614	83,397
*	Sondagsavisen A.S.	3,000	9,272
	Spar Nord Bank A.S.	27,746	239,979
*	Sparbank	1,926	27,463
*	Sparekassen Faaborg A.S.	271	39,185
*	Sydbank A.S.	48,049	807,205
	Thrane & Thrane A.S.	2,188	62,379
	Tivoli A.S.	90	51,043
*	TK Development A.S.	26,428	111,363
*	Topdanmark A.S.	7,535	890,742
*	TopoTarget A.S.	6,900	4,381
#	Trygvesta A.S.	12,050	659,506
*	Vestas Wind Systems A.S.	33,103	2,148,765
*	Vestjysk Bank A.S.	23,022	267,194
*	William Demant Holding A.S.	2,485	117,525
TOTAL COMMON STOCKS			21,398,357

RIGHTS/WARRANTS — (0.0%)
*	Bang & Olufsen Holdings A.S. Rights 05/07/09	15,638	102,774

TOTAL — DENMARK			21,501,131

FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
#	Ahlstrom Oyj	15,827	149,754
*	Aldata Solutions Oyj	22,500	16,583
#	Alma Media Oyj	12,730	85,276
#	Amer Sports Oyj Series A	81,174	784,900
	Aspo Oyj	7,309	48,065
#	Atria P.L.C.	18,777	222,465
	Bank of Aland P.L.C.	1,000	25,457
	BasWare Oyj	4,070	53,268
*	Biotie Therapies Corp.	16,215	7,909
#	Cargotec Oyj Series B	20,326	263,218
	Componenta Oyj	4,400	23,600
	Comptel P.L.C.	51,194	47,930
	Cramo Oyj	9,053	85,376
	Digia P.L.C.	5,039	13,124
	Efore Oyj	7,109	8,241
*	Elcoteq SE	14,272	16,645
* #	Elektrobit Corp.	432,696	308,949
#	Elisa Oyj	76,185	1,008,666
	Etteplan Oyj	7,802	29,765
*	Finnair Oyj	67,697	395,022
	Finnlines Oyj	14,850	108,004
	Fiskars Oyj Abp Series A	25,877	273,268
	Fortum Oyj	93,417	1,884,242
	F-Secure Oyj	10,500	31,557
	Glaston Oyj Abp	9,400	15,959

21

#	HKScan Oyj Series A	20,812	134,322
	Huhtamaki Oyj	92,888	893,752
#	Ilkka-Yhtyma Oyj	19,008	183,178
	KCI Konecranes Oyj	19,799	402,281
#	Kemira Oyj	73,405	610,564
#	Kesko Oyj	46,549	1,210,412
	Kone Oyj Series B	35,243	962,708
	Laennen Tehtaat Oyj	1,800	28,382
	Lassila & Tikanoja Oyj	15,665	241,250
	Lemminkainen Oyj	34,746	903,768
	Metso Corp. Oyj	66,921	1,024,781
	Metso Corp. Oyj Sponsored ADR	10,246	156,354
*	M-Real Oyj Series B	222,705	160,027
#	Neste Oil Oyj	104,620	1,353,291
	Nokia Oyj	16,825	238,973
	Nokia Oyj Sponsored ADR	159,500	2,255,330
#	Nokian Renkaat Oyj	25,404	401,181
	Okmetic Oyj	6,300	20,746
	Olvi Oyj Series A	3,350	71,929
	Oriola-KD Oyj Class A	1,000	2,902
	Oriola-KD Oyj Class B	70,021	202,815
	Orion Oyj Series A	12,965	189,353
	Orion Oyj Series B	35,639	516,134
	Outokumpu Oyj Series A	78,336	1,167,025
	Outotec Oyj	9,064	192,225
	PKC Group Oyj	17,329	82,084
	Pohjola Bank P.L.C. (5665233)	107,957	799,046
* #	Pohjola Bank P.L.C. (B3QBVY8)	45,899	346,155
* #	Ponsse Oyj	56,952	247,704
	Poyry Oyj	10,794	134,132
	Raisio P.L.C.	154,444	317,980
*	Ramirent Oyj	89,332	432,229
	Rapala VMC Oyj	14,912	82,464
	Rautaruukki Oyj Series K	59,069	1,099,072
*	Ruukki Group Oyj	187,282	400,750
	Sampo Oyj	189,375	3,532,731
	Sanoma Oyj	48,400	637,622
	Scanfil Oyj	13,737	37,280
	Stockmann Oyj Abp Series A	6,932	137,103
	Stockmann Oyj Abp Series B	12,692	238,046
*	Stora Enso Oyj Series R	509,615	2,908,815
* #	Stora Enso Oyj Sponsored ADR	109,100	614,233
	Talentum Oyj	3,423	7,230
	Tecnomen Oyj	215,467	280,819
	Teleste Oyj	3,831	16,156
	Tieto Oyj	55,551	713,657
*	Tiimari P.L.C.	4,700	9,473
	Trainers’ House P.L.C.	23,700	18,074
	Turkistuottajat Oyj	1,600	14,863
#	UPM-Kymmene Oyj	533,286	4,772,317
	UPM-Kymmene Oyj Sponsored ADR	78,154	694,008
	Uponor Oyj Series A	42,609	474,224

22

	Vacon Oyj	2,122	61,404
	Vaisala Oyj Series A	4,589	145,233
#	Wartsila Corp. Oyj Series B	38,355	1,264,570
#	YIT Oyj	65,662	627,601

TOTAL — FINLAND			40,578,001

FRANCE — (6.4%)
COMMON STOCKS — (6.4%)
	Accor SA	18,544	784,627
	Aeroports de Paris	10,794	621,484
	Air France-KLM	115,429	1,281,579
	Air Liquide SA	21,045	1,712,403
*	Alcatel-Lucent SA	111,418	281,731
*	Alcatel-Lucent SA Sponsored ADR	988,300	2,470,750
	Alstom SA	17,777	1,108,174
*	Alten	6,975	125,350
*	Altran Technologies SA	91,007	305,537
#	April Group SA	5,587	166,310
*	Archos	364	1,052
	Arkema	36,067	831,926
	Assystem	12,164	95,960
	Atos Origin SA	51,186	1,577,997
	Aubay	3,818	11,951
	Audika SA	1,077	25,995
*	Avanquest Software	1,259	3,253
	Avenir Telecom	14,156	10,045
*	AXA SA	3,554	59,713
* #	AXA SA Sponsored ADR	442,470	7,601,635
#	Beneteau SA	18,392	182,779
	bioMerieux	2,180	163,290
#	BNP Paribas SA	233,591	12,297,135
	Boiron SA	3,720	94,116
	Bonduelle SCA	2,952	206,817
	Bongrain SA	7,954	390,149
#	Bourbon SA	50,382	1,885,610
#	Bouygues SA	76,680	3,271,160
* #	Bull SA	33,785	99,678
*	Bureau Veritas SA	4,368	177,761
	Canal Plus SA	10,302	66,185
* #	Capgemini SA	112,403	4,201,653
	Carbone Lorraine SA	18,037	469,394
* #	Carrefour SA	46,947	1,903,561
	Casino Guichard Perrachon SA	32,576	2,032,196
#	Cegedim SA	962	53,481
#	Cegid Group	13,968	187,592
	Christian Dior SA	19,425	1,301,623
	Cie Generale D’Optique Essilor Intenational SA	16,479	709,986
#	Ciments Francais SA	7,304	661,548
*	Club Mediterranee SA	7,197	113,416
#	CNP Assurances	17,699	1,395,489
	Compagnie de Saint-Gobain	131,164	4,705,539

23

* #	Compagnie Generale de Geophysique-Veritas SA	29,777	430,192
* #	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	91,282	1,316,286
	Compagnie Generale des Establissements Michelin Series B	80,476	4,119,439
	Credit Agricole SA	253,502	3,706,593
	CS Communication & Systemes	2,624	28,111
	Damartex SA	174	2,771
#	DANONE SA	14,526	690,954
	Dassault Systemes SA	7,772	319,005
	Dassault Systemes SA ADR	5,637	231,850
	Delachaux SA	5,583	310,230
	Derichebourg	25,343	59,208
	EDF Energies Nouvelles SA	9,975	353,207
#	Eiffage SA	2,914	150,351
	Electricite de France	13,190	610,971
#	Electricite de Strasbourg	606	79,719
	Eramet SA	2,073	445,130
	Esso S.A.F.	3,830	409,136
#	Establissements Maurel et Prom	158,260	2,322,376
	Etam Developpement SA	26,635	423,339
	Euler Hermes SA	18,698	912,302
*	Euro Disney SCA (4320878)	60	10
*	Euro Disney SCA (B29QD14)	13,110	59,692
#	European Aeronautic Defence & Space Co.	156,231	2,254,980
	Eutelsat Communications	17,690	383,054
	Exel Industries SA	1,907	60,409
* #	Faurecia SA	3,987	43,693
#	Fimalac SA	7,726	366,320
	Fleury Michon SA	665	19,600
	France Telecom SA	20,118	446,620
	France Telecom SA Sponsored ADR	212,700	4,692,162
	Gascogne SA	555	16,812
	Gaumont SA	768	40,638
#	GDF Suez	71,449	2,566,039
	GDF Suez Sponsored ADR	668	23,647
*	Gemalto NV	85,331	2,686,847
	GFI Informatique SA	48,262	202,170
	Gifi SA	712	28,249
	Ginger (Groupe Ingenierie Europe)	1,542	19,999
	GL Events SA	15,066	238,664
	Groupe Crit	2,059	31,982
	Groupe Danone Sponsored ADR	35,600	336,064
* #	Groupe Eurotunnel SA	94,872	488,470
*	Groupe Go Sport SA	568	7,349
	Groupe Open	2,036	13,666
	Groupe Steria SCA	32,612	621,853
	Guerbet SA	561	83,617
	Guyenne et Gascogne SA	4,440	385,914
#	Haulotte Group SA	21,780	136,097
	Havas SA	376,682	1,180,227
#	Hermes International SA	8,123	1,077,313
	Iliad SA	3,295	346,083

24

	Imerys SA	34,586	1,431,249
* #	Infogrames Entertainment SA	13,141	85,598
	Ingenico SA	24,234	443,687
	Inter Parfums	1,991	44,933
	Ipsen SA	5,378	220,191
	Ipsos SA	20,601	467,507
#	JC Decaux SA	52,548	747,270
	Kaufman et Broad SA	549	12,706
#	Korian SA	6,472	147,483
#	Lafarge SA	40,402	2,279,823
#	Lafarge SA Sponsored ADR	82,410	1,168,574
*	Lafuma SA	317	4,016
#	Lagardere SCA	99,958	3,137,979
	Laurent-Perrier	1,163	68,223
*	Lectra SA	39,082	112,945
	Legrand SA	47,639	956,326
#	Lisi SA	1,725	65,627
#	L’Oreal SA	9,223	659,807
* #	LVL Medical Groupe SA	1,560	23,609
	LVMH Moet Hennessy Louis Vuitton SA	17,187	1,297,599
#	M6 Metropole Television	28,482	532,361
	Maisons France	1,648	43,443
#	Manitou BF SA	14,306	157,939
	Manutan International SA	1,789	70,889
* #	Meetic	6,770	150,963
	Montupet SA	24,394	94,622
#	Mr. Bricolage SA	5,705	94,102
	Natixis	766,093	1,734,551
#	Naturex	1,284	41,372
	Neopost SA	13,765	1,165,652
*	Nexans SA	38,506	1,783,956
#	Nexity	33,053	1,066,190
	Norbert Dentressangle	2,916	101,335
	NRJ Group	163,222	1,069,467
*	Oeneo	14,931	20,203
* #	Orco Property Group	3,090	29,795
* #	Orpea	5,490	224,490
#	PagesJaunes SA	101,854	1,106,411
*	Parrot SA	2,707	17,886
#	Pernod-Ricard SA	42,731	2,523,997
	Peugeot SA	128,850	2,975,499
	Pierre & Vacances	4,131	264,964
* #	Plastic Omnium SA	4,095	50,393
	Plastivaloire SA	1,015	15,773
	PPR SA	36,358	2,785,498
	Publicis Groupe	34,815	1,064,117
	Publicis Groupe ADR	25,023	759,448
	Radiall SA	200	10,486
	Rallye SA	8,827	179,449
	Remy Cointreau SA	25,441	838,667
	Renault SA	88,284	2,830,804
#	Rexel SA	125,430	1,041,086

25

	Rhodia SA	39,945	229,666
	Robertet SA	752	67,502
* #	Rodriguez Group SA	1,164	4,520
	Rougier SA	540	14,178
	Rubis SA	5,783	328,026
	Safran SA	136,133	1,624,769
	Saft Groupe SA	2,713	83,036
	SAMSE SA	546	40,034
#	Sanofi - Aventis	2,000	115,824
	Sanofi - Aventis ADR	194,695	5,591,640
* #	Schneider Electric SA	74,206	5,646,966
#	SCOR SE	226,234	4,748,077
#	SEB SA	30,795	1,037,888
	Sechilienne SA	3,446	118,559
*	Seloger.com	8,965	227,177
	Societe BIC SA	24,379	1,308,743
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	1,430	88,092
	Societe Generale Paris	132,249	6,759,058
#	Societe Industrielle D’Aviations Latecoere SA	3,518	19,624
#	Societe Marseillaise du Tunnel Prado Carenage	8,183	271,856
	Societe Television Francaise 1	141,997	1,329,809
	Sodexo	18,158	872,272
#	Sodexo Sponsored ADR	3,800	181,640
* #	Soitec SA	97,278	614,960
	Somfy SA	1,174	176,187
	Sopra Group SA	4,011	143,548
	Sperian Protection	7,165	360,809
	Spir Communication SA	1,034	20,377
#	Stallergenes SA	1,397	90,314
	STEF-TFE	3,120	112,713
	STMicroelectronics NV	209,373	1,379,875
	STMicroelectronics NV ADR	332,630	2,185,379
	Sucriere de Pithiviers Le Vieil	58	36,318
* #	Suez Environnement SA	30,396	463,339
	Synergie SA	2,498	43,736
#	Technip SA	43,927	1,887,113
	Technip SA ADR	26,593	1,133,128
	Teleperformance SA	37,206	1,072,297
	Tessi SA	412	20,056
	Thales SA	22,990	953,735
* #	Theolia SA	14,021	51,245
*	Thomson	72,740	97,944
*	Thomson Sponsored ADR	43,600	57,988
	Total SA	18,701	935,720
	Total SA Sponsored ADR	139,827	6,952,198
	Toupargel Groupe	15,115	287,274
	Trigano SA	13,259	103,921
*	UbiSoft Entertainment SA	30,996	605,562
#	Union Financiere de France Banque SA	1,141	38,858
	Valeo SA	93,013	1,916,675
	Vallourec SA	35,647	3,896,278
*	Valtech	24,523	7,763

26

	Veolia Environnement SA	3,093	84,728
#	Veolia Environnement SA ADR	39,557	1,080,302
	Viel et Compagnie	45,441	140,499
	Vilmorin et Cie SA	1,664	156,986
	Vinci SA	70,905	3,176,577
	Virbac SA	1,272	85,743
	Vivendi SA	234,169	6,296,589
	VM Materiaux SA	811	39,830
	Vranken Pommery Monopole	1,407	42,666
	Wendel	14,862	545,030
#	Zodiac Aerospace	50,808	1,483,880
TOTAL COMMON STOCKS			199,135,096

RIGHTS/WARRANTS — (0.0%)
*	Faurecia SA Rights 05/12/09	3,987	9,495
* #	Lafarge SA Rights 04/15/09	18,544	993,691
TOTAL RIGHTS/WARRANTS			1,003,186

TOTAL — FRANCE			200,138,282

GERMANY — (5.0%)
COMMON STOCKS — (5.0%)
	A.S. Creation Tapeton AG	906	20,551
#	Aareal Bank AG	25,395	236,495
	ADCapital AG	4,082	26,733
#	Adidas-Salomon AG	42,904	1,621,014
*	Adlink Internet Media AG	1,531	7,327
*	ADVA AG Optical Networking	6,530	10,700
	Aixtron AG	23,204	175,614
#	Allianz SE	37,715	3,474,590
	Allianz SE Sponsored ADR	798,186	7,231,565
	Amadeus Fire AG	1,982	28,162
*	Analytik Jena AG	3,242	31,040
	Andreae-Noris Zahn AG	1,235	32,531
* #	Arcandor AG	46,410	109,786
*	Augusta Technologie AG	9,892	107,134
#	Aurubis AG	34,152	966,739
	Baader Bank AG	8,136	27,351
*	Balda AG	8,210	6,183
* #	BASF AG	75,924	2,872,211
#	BASF AG Sponsored ADR	58,000	2,047,400
#	Bauer AG	3,738	141,077
*	Bayer AG	28,977	1,438,076
*	Bayer AG Sponsored ADR	10,700	529,222
#	Bayerische Motoren Werke AG	146,243	5,067,191
* #	Beate Uhse AG	6,586	6,878
	Bechtle AG	14,623	220,359
#	Beiersdorf AG	5,459	223,770
	Bertrandt AG	2,353	46,445
#	Bilfinger Berger AG	39,574	1,878,162
	Biotest AG	1,421	71,328

27

	Boewe Systec AG	836	5,159
*	Borussia Dortmund GmbH & Co. KGaA	74,873	93,918
* #	Carl Zeiss Meditec AG	18,927	224,833
#	Celesio AG	97,740	2,183,242
	Cenit AG	2,601	12,551
*	CENTROTEC Sustainable AG	5,977	65,177
	Cewe Color Holding AG	5,813	150,670
#	Comdirect Bank AG	17,315	140,391
#	Commerzbank AG	223,943	1,497,519
* #	Conergy AG	37,950	38,743
* #	Constantin Medien AG	44,822	142,284
*	CropEnergies AG	22,440	82,245
	CTS Eventim AG	2,146	61,695
#	Curanum AG	12,975	48,799
*	D. Logistics AG	10,845	18,656
	DAB Bank AG	13,385	49,914
#	Daimler AG	169,947	6,060,082
#	Daimler AG Sponsored ADR	33,900	1,210,230
#	Data Modul AG	2,096	23,637
*	DEAG Deutsche Entertainment AG	13,909	10,490
	Demag Cranes AG	12,455	261,120
#	Deutsche Bank AG	84,693	4,516,447
#	Deutsche Bank AG ADR	34,700	1,819,321
	Deutsche Boerse AG	16,971	1,235,817
#	Deutsche Lufthansa AG	312,746	3,989,611
	Deutsche Post AG	359,442	4,147,170
#	Deutsche Postbank AG	65,032	1,351,056
	Deutsche Telekom AG	292,612	3,571,508
	Deutsche Telekom AG Sponsored ADR	259,100	2,819,008
* #	Deutsche Wohnen AG	34,652	646,491
	Deutz AG	41,918	176,617
#	Douglas Holding AG	19,193	787,516
	Dr. Hoenle AG	3,148	17,698
#	Drillisch AG	19,994	34,286
#	Duerr AG	4,628	87,102
	DVB Bank SE	14,830	504,301
#	E.ON AG	144,047	4,835,138
* #	E.ON AG Sponsored ADR	218,470	7,351,516
	Eckert & Ziegler AG	1,958	20,990
	Elexis AG	3,822	42,892
*	Elmos Semiconductor AG	8,510	23,269
	ElreingKlinger AG	2,966	42,475
* #	Escada AG	4,550	16,495
	Euwax AG	1,099	69,234
* #	Evotec AG	142,137	125,976
	Fielmann AG	3,194	195,565
#	Fraport AG	35,863	1,445,544
*	Freenet AG	24,617	154,324
#	Fresenius Medical Care AG & Co. KGaA	1,707	66,131
	Fresenius Medical Care AG & Co. KGaA ADR	26,500	1,020,515
*	Fresenius SE (4352097)	3,858	159,487
* #	Fresenius SE (4568946)	11,023	568,506

28

#	Fuchs Petrolub AG	1,249	69,237
	GEA Group AG	97,502	1,263,074
#	Generali Deutschland Holding AG	7,231	597,101
	Gerresheimer AG	18,273	439,116
	Gerry Weber International AG	3,362	71,194
	Gesco AG	1,880	87,063
	GFK SE	11,158	265,227
*	GFT Technologies AG	10,996	30,541
	Gildemeister AG	21,473	208,789
* #	GPC Biotech AG	10,604	21,391
	Grammer AG	8,986	61,695
	Grenkeleasing AG	6,246	193,981
*	Hamburger Hafen und Logistik AG	5,118	182,051
#	Hannover Rueckversicherung AG	67,761	2,189,376
	Hawesko Holding AG	1,492	32,707
#	Heidelberger Druckmaschinen AG	41,525	298,785
#	Heidelberger Zement AG	9,945	418,066
#	Henkel AG & Co. KGaA	22,389	553,506
#	Hochtief AG	27,806	1,332,809
* #	IDS Scheer AG	24,401	267,970
	Indus Holding AG	15,771	223,802
* #	Infineon Technologies AG	200,815	521,960
* #	Infineon Technologies AG ADR	357,400	914,944
*	Integralis AG	1,197	5,143
	INTERSEROH SE	5,028	223,748
#	Isra Vision Systems AG	1,054	10,872
#	IVG Immobilien AG	128,219	1,096,903
*	Jenoptik AG	45,884	208,976
	K&S AG	16,888	1,015,929
#	Kizoo AG	9,741	59,390
	Kloeckner & Co. SE	23,099	298,443
	Kontron AG	32,575	357,455
	Krones AG	9,728	336,655
	KSB AG	214	86,550
#	Kuka AG	15,647	224,372
	KWS Saat AG	2,023	253,806
#	Lanxess AG	110,432	2,357,785
*	Leifheit AG	465	5,156
#	Leoni AG	19,150	274,887
	Linde AG	41,619	3,318,474
	Loewe AG	5,490	60,380
	LPKF Laser & Electronics AG	6,673	22,195
	MAN AG	36,516	2,239,813
*	Manz Automation AG	182	8,234
#	MasterFlex AG	2,147	13,330
*	Mediclin AG	13,261	52,330
*	Medigene AG	12,110	71,767
#	Medion AG	34,462	265,607
	Merck KGaA	14,320	1,280,800
	Metro AG	29,538	1,256,470
#	MLP AG	11,955	167,309
*	Mologen AG	50	416

29

*	Morphosys AG	6,729	123,452
	MTU Aero Engines Holding AG	19,518	656,709
#	Muehlbauer Holding AG & Co.	1,362	29,937
	Munchener Rueckversicherungs-Gesellschaft AG	43,657	6,032,100
	MVV Energie AG	13,093	541,397
	Nemetschek AG	1,657	18,956
* #	Nordex AG	5,069	87,493
	OHB Technology AG	2,466	25,125
	Oldenburgische Landesbank AG	1,147	69,092
	Pfeiffer Vacuum Technology AG	1,165	77,300
	Pfleiderer AG	45,779	257,023
* #	Plambeck Neue Energien AG	38,299	115,215
*	Plasmaselect AG	3,271	4,387
	Porsche Automobil Holding SE	42,521	3,063,008
	Praktiker Bau-und Heimwerkermaerkte Holding AG	80,824	586,431
* #	Premiere AG	139,876	337,983
	Progress-Werk Oberkirch AG	638	14,002
*	Pulsion Medical Systems AG	6,376	22,304
* #	Puma AG Rudolf Dassler Sport	2,392	511,656
*	PVA TePla AG	2,469	10,980
* #	Q-Cells SE	8,657	184,800
* #	QIAGEN NV	70,402	1,159,260
*	QSC AG	83,054	142,358
	R. Stahl AG	1,992	38,471
#	Rational AG	689	70,670
	REALTECH AG	2,321	18,571
	Renk AG	322	18,903
* #	REpower Systems AG	1,223	135,445
	Rheinmetall AG	47,546	2,014,922
	Rhoen-Klinikum AG	31,205	650,363
*	Roth & Rau AG	3,574	82,469
	RWE AG	20,302	1,462,468
	Salzgitter AG	28,639	2,020,539
	SAP AG	496	18,872
#	SAP AG Sponsored ADR	42,092	1,603,284
#	Sartorius AG	986	17,063
	Schlott Sebaldus AG	17,833	140,381
* #	SGL Carbon SE	13,141	385,375
	Siemens AG Sponsored ADR	125,474	8,397,975
	Silicon Sensor International AG	1,741	12,884
* #	Singulus Technologies AG	20,423	68,702
	Sixt AG	4,015	60,631
* #	Software AG	7,016	443,764
* #	Solar Millennium AG	2,413	48,048
* #	Solarworld AG	24,861	688,973
* #	Solon SE	6,251	71,663
	Stada Arzneimittel AG	45,278	834,141
	STINAG Stuttgarter Invest AG	2,186	49,178
	Stratec Biomedical Systems AG	1,763	34,446
	Suedzucker AG	87,688	1,692,547
*	Suess Microtec AG	7,173	16,572
*	Symrise AG	79,251	1,077,771

30

#	Takkt AG	8,273	82,072
#	Technotrans AG	3,213	15,712
	Telegate AG	785	8,522
*	Tenaris SA ADR	33,600	840,672
#	ThyssenKrupp AG	176,620	3,776,236
*	Tognum AG	21,822	266,720
#	TUI AG	155,405	1,690,215
* #	UCB SA	546	15,232
	Umweltbank AG	1,686	30,533
	United Internet AG	42,521	435,459
* #	Versatel AG	13,576	99,572
	Vivacon AG	23,307	45,219
	Vossloh AG	4,109	421,891
#	Wacker Chemie AG	5,358	544,102
#	Wacker Neuson SE	32,423	293,858
* #	Washtec AG	52,741	384,919
	Wincor Nixdorf AG	6,600	330,361
* #	Wirecard AG	13,616	111,931
	Wuerttembergische Lebensversicherung AG	2,738	61,943
	Wuerttembergische Metallwarenfabrik AG	1,571	40,094
TOTAL COMMON STOCKS			154,437,897

RIGHTS/WARRANTS — (0.0%)
*	Constantin Medien AG Rights 05/07/09	44,822	2,550

TOTAL — GERMANY			154,440,447

GREECE — (0.9%)
COMMON STOCKS — (0.9%)
*	Aegek S.A.	562,901	125,114
	Agricultural Bank of Greece S.A.	182,923	314,424
*	Alapis Holdings Industrial & Commercial S.A.	1,242,472	1,253,738
	Alfa-Beta Vassilopoulos S.A.	608	20,906
*	Alpha Bank A.E.	221,428	2,156,805
	Alumil Milonas Aluminum Industry S.A.	6,033	10,616
	Anek Lines S.A.	168,991	189,135
*	Aspis Bank S.A.	15,502	24,554
*	Astir Palace Hotels S.A.	16,370	73,504
	Athens Medical Center S.A.	29,425	58,745
	Attica Bank	21,831	67,536
	Atti-Kat S.A.	21,980	13,524
	Autohellas S.A.	10,676	21,732
*	Balkan Real Estate S.A.	7,486	15,719
	Bank of Greece	11,190	637,335
	Coca-Cola Hellenic Bottling Co. S.A.	7,674	122,723
#	Coca-Cola Hellenic Bottling Co. S.A. ADR	49,000	784,000
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	55,174	144,915
	EFG Eurobank Ergasias S.A.	189,506	1,487,637
	Elastron S.A.	9,508	9,209
	Elektrak S.A.	4,469	16,972
	Ellaktor S.A.	130,252	842,847

31

*	Elval Aluminum Process Co.	6,283	12,928
*	Emporiki Bank of Greece S.A.	14,922	109,000
	ETEM S.A.	6,622	7,472
	Euro Reliance General Insurance Co. S.A.	9,660	9,140
	Euromedica S.A.	8,120	65,359
	EYDAP Athens Water Supply & Sewage Co. S.A.	20,771	167,131
*	Forthnet S.A.	307,407	506,902
	Fourlis Holdings S.A.	10,555	126,024
	Frigoglass S.A.	3,511	19,124
	GEK Terna S.A.	28,897	172,735
*	Geniki Bank	197,642	357,354
	Halkor S.A.	55,380	93,358
	Hellenic Cables S.A.	4,830	10,326
	Hellenic Duty Free Shops S.A.	1,480	10,360
	Hellenic Exchanges S.A.	23,367	204,169
	Hellenic Petroleum S.A.	156,821	1,519,793
*	Hellenic Sugar Industry S.A.	5,435	9,455
	Hellenic Telecommunication Organization Co. S.A.	9,070	138,088
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	103,600	769,748
	Heracles General Cement Co. S.A.	11,802	100,893
	Iaso S.A.	17,190	97,627
	Inform P. Lykos S.A.	12,414	30,417
*	Intracom Holdings S.A.	51,152	76,142
	Intracom Technical & Steel Constructions S.A.	4,210	3,084
	J&P-Avax S.A.	174,954	584,695
	Kathimerini Publishing S.A.	3,935	26,500
	Lambrakis Press S.A.	74,202	213,405
*	Lavipharm S.A.	15,466	26,260
	Loulis Mills S.A.	2,024	4,510
*	M.J. Mailis S.A.	12,070	5,191
*	Marfin Investment Group S.A.	576,884	2,473,619
*	Maritime Company of Lesvos S.A.	43,362	27,539
	Metka S.A.	4,852	50,959
	Michaniki S.A.	24,992	51,676
	Motodynamic S.A.	487	1,251
	Motor Oil (Hellas) Corinth Refineries S.A.	14,116	149,037
	Mytilineos Holdings S.A.	80,706	516,544
	National Bank of Greece S.A.	12,033	250,237
	National Bank of Greece S.A. ADR	987,092	4,017,464
	Nirefs Acquaculture S.A.	16,373	16,236
	OPAP S.A.	20,591	635,237
	Piraeus Bank S.A.	187,418	1,718,525
	Piraeus Port Authority S.A.	4,497	66,911
	Proton Bank S.A.	24,501	31,218
	Public Power Corp. S.A.	36,580	705,142
	Real Estate Development & Services S.A.	9,620	22,731
	S&B Industrial Minerals S.A.	7,818	54,071
	Sarantis S.A.	3,070	14,470
	Sfakianakis S.A.	6,016	12,786
	Sidenor Steel Products Manufacturing Co. S.A.	24,982	123,481
*	Singularlogic S.A.	10,740	26,302

32

*	Technical Olympic S.A.	26,803	8,782
	Teletypos S.A. Mega Channel	10,729	79,649
	Terna Energy S.A.	12,210	72,792
	Thessaloniki Port Authority S.A.	794	13,296
	Titan Cement Co. S.A.	44,146	1,125,428
	TT Hellenic Postbank S.A.	37,897	228,058
	Viohalco S.A.	82,569	408,098
*	Vioter S.A.	31,659	17,450

TOTAL — GREECE			26,787,869

HONG KONG — (1.6%)
COMMON STOCKS — (1.6%)
*	AAC Acoustic Technologies Holdings, Inc.	122,000	66,781
	Aeon Stores Hong Kong Co., Ltd.	32,000	40,545
	Alco Holdings, Ltd.	60,000	11,943
	Allied Group, Ltd.	70,000	129,784
	Allied Properties, Ltd.	1,580,000	182,440
	Amax Entertainment Holdings, Ltd.	247,000	5,726
	Asia Financial Holdings, Ltd.	246,000	62,938
	Asia Standard Hotel Group, Ltd.	2,661,648	11,552
	Asia Standard International Group, Ltd.	1,667,454	14,094
	ASM Pacific Technology, Ltd.	34,200	153,124
*	Associated International Hotels, Ltd.	65,000	104,096
	Bank of East Asia, Ltd.	372,451	884,036
*	Beijing Enterprises Water Group, Ltd.	76,000	9,514
	BOC Hong Kong (Holdings), Ltd.	664,500	940,225
	Bossini International Holdings, Ltd.	530,000	18,805
	Brightoil Petroleum Holdings, Ltd.	318,000	63,610
*	Burwill Holdings, Ltd.	1,209,600	24,866
* #	C C Land Holdings, Ltd.	1,004,000	329,351
#	Cafe de Coral Holdings, Ltd.	120,000	222,788
*	Capital Estate, Ltd.	5,495,000	23,308
	Capital Strategic Investment, Ltd.	1,490,000	26,180
#	Cathay Pacific Airways, Ltd.	745,000	862,708
*	CATIC International Holdings, Ltd.	2,160,000	43,821
	Celestial Asia Securities Holdings, Ltd.	32,000	5,230
	Century City International Holdings, Ltd.	601,600	23,913
	Champion Technology Holdings, Ltd.	656,892	21,355
	Chen Hsong Holdings, Ltd.	148,000	29,992
	Cheuk Nang (Holdings), Ltd.	28,074	3,985
	Cheung Kong Holdings, Ltd.	337,000	3,506,511
	Cheung Kong Infrastructure Holdings, Ltd.	43,000	165,874
	Chevalier International Holdings, Ltd.	62,000	23,115
*	Chia Tai Enterprises International, Ltd.	440,000	5,193
*	China Citic Bank	193,000	87,641
* #	China Energy, Ltd.	1,106,000	107,162
	China Hong Kong Photo Products Holdings, Ltd.	370,000	17,546
*	China Infrastructure Investment, Ltd.	886,000	14,357
	China Metal International Holdings, Ltd.	340,000	45,993
*	China Motion Telecom International, Ltd.	490,000	6,297
*	China Renji Medical Group, Ltd.	3,762,000	28,806

33

*	China Resources Microelectronics, Ltd.	500,400	17,059
*	China Sci-Tech Holdings, Ltd.	697,600	19,836
* #	China Seven Star Shopping, Ltd.	3,480,000	36,556
*	China Solar Energy Holdings, Ltd.	2,070,000	28,549
	China Timber Resources Group, Ltd.	3,200,000	28,031
*	China WindPower Group, Ltd.	1,343,400	52,521
*	China Yunnan Tin Minerals Group	764,000	16,463
	China Zirconium, Ltd.	29,200	14,927
*	Chinese People Holdings Co., Ltd.	390,000	10,226
#	Chong Hing Bank, Ltd.	221,000	272,808
	Chow Sang Sang Holdings, Ltd.	274,000	165,275
	Chu Kong Shipping Development, Ltd.	196,000	21,304
	Chuang’s China Investments, Ltd.	299,000	6,926
	Chuang’s Consortium International, Ltd.	346,340	16,181
	Chun Wo Development Holdings, Ltd.	242,000	11,189
	Chung Tai Printing Holdings, Ltd.	2,040,000	30,880
	City Telecom, Ltd. ADR	8,212	30,713
*	Clear Media, Ltd.	272,000	82,037
	CLP Holdings, Ltd.	99,000	668,720
*	Coastal Greenland, Ltd.	1,470,000	71,355
	COL Capital, Ltd.	64,000	5,171
#	Coslight Technology International Group, Ltd.	128,000	61,207
	Cosmos Machinery Enterprises, Ltd.	250,000	9,095
	Cross-Harbour Holdings, Ltd.	48,000	35,985
*	Culturecom Holdings, Ltd.	379,800	22,046
#	Dah Sing Banking Group, Ltd.	159,366	113,060
	Dah Sing Financial Holdings, Ltd.	128,400	371,687
*	Daisho Microline Holdings, Ltd.	152,000	6,243
*	Dan Form Holdings Co., Ltd.	329,000	16,141
	Daphne International Holdings, Ltd.	150,000	57,472
	Dawnrays Pharmaceutical (Holdings), Ltd.	296,000	30,763
	Dickson Concepts International, Ltd.	321,500	101,171
	DVN Holdings, Ltd.	177,000	8,159
	Dynamic Holdings, Ltd.	28,000	4,154
	Eagle Nice (International) Holdings, Ltd.	162,000	23,082
*	Easyknit Enterprises Holdings, Ltd.	26,400	523
	EcoGreen Fine Chemical Group	92,000	13,834
*	Eforce Holdings, Ltd.	60,000	1,502
*	EganaGoldpfeil Holdings, Ltd.	209,588	17,849
*	Emperor Capital Group, Ltd.	22,800	919
	Emperor Entertainment Hotel, Ltd.	310,000	17,540
	Emperor International Holdings, Ltd.	622,000	58,995
*	ENM Holdings, Ltd.	328,000	8,887
	Esprit Holdings, Ltd.	82,800	507,336
* #	eSun Holdings, Ltd.	1,029,000	124,068
*	Extrawell Pharmaceutical Holdings, Ltd.	170,000	43,213
	Fairwood Holdings, Ltd.	35,000	27,775
	Far East Consortium International, Ltd.	868,250	112,256
	First Natural Foods Holdings, Ltd.	225,000	8,564
	First Pacific Co., Ltd.	892,000	400,404
	Fong’s Industries Co., Ltd.	64,000	7,412
*	Foundation Group, Ltd.	650,000	6,691

34

	Fountain Set Holdings, Ltd.	262,000	15,418
* #	Foxconn International Holdings, Ltd.	1,152,000	709,941
*	Frasers Property China, Ltd.	1,240,000	14,117
#	Fubon Bank Hong Kong, Ltd.	304,000	103,490
	Fujikon Industrial Holdings, Ltd.	128,000	20,972
*	Galaxy Entertainment Group, Ltd.	957,000	227,163
*	Genesis Energy Holdings, Ltd.	1,325,000	48,437
	Get Nice Holdings, Ltd.	954,000	30,660
	Giordano International, Ltd.	604,000	123,146
*	Global Green Tech Group, Ltd.	364,080	12,587
	Glorious Sun Enterprises, Ltd.	122,000	31,353
	Golden Resorts Group, Ltd.	1,662,000	28,984
	Golden Resources Development International, Ltd.	330,000	10,311
*	Goldin Properties Holdings, Ltd.	192,000	72,057
	Grande Holdings, Ltd.	54,000	4,886
	Great Eagle Holdings, Ltd.	339,011	468,024
	Guangnan Holdings, Ltd.	146,000	14,195
	Hang Fung Gold Technology, Ltd.	250,000	20,968
	Hang Lung Group, Ltd.	472,000	1,728,658
#	Hang Lung Properties, Ltd.	350,000	989,732
	Hang Seng Bank, Ltd.	27,000	299,433
*	Hans Energy Co., Ltd.	232,000	8,020
	Harbour Centre Development, Ltd.	24,000	13,958
	Henderson Investment, Ltd.	477,000	29,308
	Henderson Land Development Co., Ltd.	328,692	1,531,053
*	Heng Tai Consumables Group, Ltd.	580,000	20,082
*	Hi Sun Technology (China), Ltd.	936,000	89,779
#	HKR International, Ltd.	434,133	112,365
	Hon Kwok Land Investment Co., Ltd.	118,000	22,880
	Hong Kong and China Gas Co., Ltd.	200,390	372,189
	Hong Kong and Shanghai Hotels, Ltd.	259,581	196,249
	Hong Kong Electric Holdings, Ltd.	106,000	627,137
#	Hong Kong Exchanges & Clearing, Ltd.	47,600	547,972
	Hong Kong Ferry (Holdings) Co., Ltd.	16,000	8,951
	Hongkong Chinese, Ltd.	475,700	32,307
	Hop Fung Group Holdings, Ltd.	30,000	2,687
	Hopewell Highway Infrastructure, Ltd.	246,700	134,164
	Hopewell Holdings, Ltd.	397,000	1,019,439
	Hsin Chong Construction Group, Ltd.	280,000	23,706
	Huabao International Holdings, Ltd.	170,000	120,165
	Huafeng Group Holdings, Ltd.	583,800	16,124
	Hung Hing Printing Group, Ltd.	64,524	9,507
	Hutchison Harbour Ring, Ltd.	3,618,000	269,883
*	Hutchison Telecommunications Hong Kong Holdings, Ltd.	644,000	60,660
	Hutchison Telecommunications International, Ltd.	644,000	120,490
	Hutchison Whampoa, Ltd.	544,000	3,190,210
	I.T., Ltd.	316,000	21,442
	I-Cable Communications, Ltd.	85,000	6,699
*	IDT International, Ltd.	612,000	10,296
*	Imagi International Holdings, Ltd.	64,000	2,560
	Industrial & Commercial Bank of China (Asia), Ltd.	307,890	393,383
	Integrated Distribution Services Group, Ltd.	21,000	24,591

35

*	Interchina Holdings Co., Ltd.	3,390,000	14,872
	IPE Group, Ltd.	325,000	12,724
	ITC Corp., Ltd.	21,556	1,502
*	ITC Properties Group, Ltd.	66,400	5,826
	Jinhui Holdings Co., Ltd.	86,000	14,278
#	Johnson Electric Holdings, Ltd.	1,154,500	249,768
	K Wah International Holdings, Ltd.	563,882	87,937
*	Kai Yuan Holdings, Ltd.	2,080,000	67,974
	Kantone Holdings, Ltd.	660,091	11,203
*	Karl Thomson Holdings, Ltd.	180,000	16,421
	Keck Seng Investments (Hong Kong), Ltd.	126,000	47,561
	Kerry Properties, Ltd.	226,583	668,321
	Kin Yat Holdings, Ltd.	148,000	22,146
	Kingboard Chemical Holdings, Ltd.	488,000	1,182,977
#	Kingboard Laminates Holdings, Ltd.	824,500	328,545
	Kowloon Development Co., Ltd.	477,000	228,109
*	Lai Sun Development Co., Ltd.	8,925,000	108,349
*	Lai Sun Garment International, Ltd.	432,000	14,313
	Le Saunda Holdings, Ltd.	200,000	19,712
	Lee & Man Paper Manufacturing, Ltd.	245,600	182,033
	Lerado Group Holding Co.	408,000	29,366
#	Li & Fung, Ltd.	131,600	369,719
	Lifestyle International Holdings, Ltd.	151,000	144,268
	Lippo, Ltd.	130,000	18,870
	Liu Chong Hing Investment, Ltd.	124,000	58,870
	Luen Thai Holdings, Ltd.	230,000	12,109
	Luk Fook Holdings (International), Ltd.	186,000	54,761
#	Luks Industrial Group, Ltd.	110,000	42,020
*	Lung Cheong International Holdings, Ltd.	1,224,000	13,371
	Lung Kee (Bermuda) Holdings, Ltd.	168,000	51,930
*	Macau Success, Ltd.	260,000	12,288
	Magnificent Estates, Ltd.	2,312,000	24,939
	Man Yue International Holdings, Ltd.	220,000	17,774
*	Media China Co., Ltd.	3,400,000	19,121
* #	Melco International Development, Ltd.	1,197,000	587,221
	Midland Holdings, Ltd.	278,000	113,934
*	Ming An Holdings Co., Ltd.	150,000	17,287
	Miramar Hotel & Investment Co., Ltd.	87,000	63,567
* #	Mongolia Energy Corp., Ltd.	983,000	278,591
	MTR Corp., Ltd.	218,489	553,599
	Nam Tai Electronic & Electrical Products, Ltd.	213,000	40,951
	Nanyang Holdings, Ltd.	4,000	3,976
	Natural Beauty Bio-Technology, Ltd.	370,000	46,503
*	Neptune Group, Ltd.	300,000	4,746
*	New Century Group Hong Kong, Ltd.	487,200	5,529
	New World China Land, Ltd.	706,800	275,088
#	New World Development Co., Ltd.	1,355,974	1,776,986
	Next Media, Ltd.	722,000	95,413
	Norstar Founders Group, Ltd.	420,000	39,561
	NWS Holdings, Ltd.	303,418	607,747
	Oriental Press Group	866,000	83,510
	Oriental Watch Holdings, Ltd.	132,000	18,810

36

	Pacific Andes International Holdings, Ltd.	960,233	100,901
	Pacific Basin Shipping, Ltd.	1,324,000	654,677
*	Pacific Century Premium Developments, Ltd.	1,441,000	285,013
	Paliburg Holdings, Ltd.	270,790	35,574
	PCCW, Ltd.	375,000	169,396
	PCCW, Ltd. Sponsored ADR	7,400	32,930
* #	Peace Mark Holdings, Ltd.	308,000	59,613
	Pico Far East Holdings, Ltd.	414,000	38,801
	Playmates Holdings, Ltd.	45,400	5,896
* #	Playmates Toys, Ltd.	45,400	477
*	PME Group, Ltd.	250,000	5,986
*	Pokphand (C.P.) Co., Ltd.	1,200,000	30,264
#	Ports Design, Ltd.	71,000	111,096
#	Public Financial Holdings, Ltd.	304,000	106,046
*	PYI Corp., Ltd.	433,990	24,639
	Raymond Industrial, Ltd.	77,000	5,464
	Regal Hotels International Holdings, Ltd.	745,400	143,675
*	REXLot Holdings, Ltd.	600,000	34,896
	Road King Infrastructure, Ltd.	151,000	71,279
	Sa Sa International Holdings, Ltd.	224,000	77,896
	Samson Paper Holdings, Ltd.	214,000	13,751
	Sea Holdings, Ltd.	126,000	38,847
*	Shanghai Allied Cement, Ltd.	96,000	5,633
* #	Shanghai Zenghai Property, Ltd.	6,145,000	136,721
	Shangri-La Asia, Ltd.	600,000	882,223
	Shell Electric Manufacturing Co., Ltd.	82,000	24,706
	Shenyin Wanguo, Ltd.	195,000	84,142
#	Shui On Construction & Materials, Ltd.	126,000	133,598
	Shun Tak Holdings, Ltd.	1,088,000	478,734
	Silver Grant International Industries, Inc.	186,000	23,183
#	Singamas Container Holdings, Ltd.	642,000	39,223
*	Sino Gas Group, Ltd.	480,000	16,064
	Sino Land Co., Ltd.	664,737	846,668
*	Sino-i Technology, Ltd.	3,520,000	21,148
*	Sinotrans Shipping, Ltd.	1,603,500	491,856
*	Skyfame Realty Holdings, Ltd.	240,000	12,034
	Smartone Telecommunications Holdings, Ltd.	152,000	97,827
*	Solomon Systech International, Ltd.	1,154,000	42,888
*	Starlight International Holdings, Ltd.	157,500	4,347
* #	Stella International Holdings, Ltd.	83,000	109,977
	Stelux Holdings International, Ltd.	359,000	21,935
	Sun Hung Kai & Co., Ltd.	477,000	264,202
	Sun Hung Kai Properties, Ltd.	253,000	2,612,213
	SW Kingsway Capitol Holdings, Ltd.	1,004,000	11,820
	Symphony Holdings, Ltd.	682,000	15,640
	Synergis Holdings, Ltd.	62,440	5,312
*	Tack Fat Group International, Ltd.	552,000	28,490
	Tai Cheung Holdings, Ltd.	478,000	180,118
	Tai Fook Securities Group, Ltd.	177,493	33,623
*	Tak Shun Technology Group, Ltd.	13,510,000	71,472
	Tak Sing Alliance Holdings, Ltd.	186,000	14,516
	Tan Chong International, Ltd.	324,000	53,978

37

*	TCC International Holdings, Ltd.	170,720	61,622
	Techtronic Industries Co., Ltd.	845,000	498,654
	Television Broadcasts, Ltd.	70,000	247,781
	Texhong Textile Group, Ltd.	168,000	11,440
	Texwinca Holdings, Ltd.	184,000	111,983
*	The United Laboratories, Ltd.	108,000	42,837
*	Titan Petrochemicals Group, Ltd.	1,160,000	17,674
	Tongda Group Holdings, Ltd.	1,100,000	11,146
*	Top Form International, Ltd.	178,000	5,942
	Transport International Holdings, Ltd.	97,200	263,047
	Truly International Holdings	108,000	62,110
	Tungtex (Holdings) Co., Ltd.	174,000	22,131
*	United Power Investment, Ltd.	804,000	20,698
*	U-Right International Holdings, Ltd.	1,502,000	2,713
	USI Holdings, Ltd.	182,000	34,179
*	Value Partners Group, Ltd.	33,000	10,026
	Varitronix International, Ltd.	114,000	22,548
	Vedan International (Holdings), Ltd.	468,000	22,810
	Victory City International Holdings, Ltd.	696,012	46,709
	Vitasoy International Holdings, Ltd.	264,000	118,582
*	VODone, Ltd.	752,000	20,297
*	Vongroup, Ltd.	990,000	12,330
*	VST Holdings, Ltd.	572,000	52,051
	Vtech Holdings, Ltd.	45,000	225,070
	Wai Kee Holdings, Ltd.	92,000	9,155
	Wang On Group, Ltd.	268,800	4,749
	Wharf Holdings, Ltd.	424,750	1,400,243
	Wheelock and Co., Ltd.	499,000	1,078,066
	Wheelock Properties, Ltd.	610,000	244,734
*	Willie International Holdings, Ltd.	300,496	55,189
	Wing Hang Bank, Ltd.	53,000	314,674
	Wing On Co. International, Ltd.	63,000	60,451
	Wong’s Kong King International (Holdings), Ltd.	110,000	8,491
*	Wonson International Holdings, Ltd.	16,700,000	23,581
#	Xinyi Glass Holding Co., Ltd.	372,000	232,869
	Yau Lee Holdings, Ltd.	218,000	22,590
	Yip’s Chemical Holdings, Ltd.	192,000	68,570
	Yue Yuen Industrial (Holdings), Ltd.	243,000	538,803
*	Yugang International, Ltd.	1,294,000	10,277
TOTAL COMMON STOCKS			49,757,979

RIGHTS/WARRANTS — (0.0%)
*	Asia Standard Hotel Group, Ltd. Rights 08/27/10	514,000	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	322,140	—
*	Cheuk Nang (Holdings), Ltd. Warrants 05/04/10	4,679	211
*	China Sci-Tech Holdings, Ltd. Warrants 05/10/11	73,600	209
*	Golden Resorts Group, Ltd. Rights 06/10/10	332,400	429
*	Harbour Centre Development, Ltd. Rights 05/11/09	12,000	519
*	ITC Corp., Ltd. Rights 05/14/09	86,224	3,783
*	ITC Corp., Ltd. Warrants 11/04/09	86,226	111
*	ITC Properties Group, Ltd. Warrants 06/02/10	332,000	428

38

*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	13,200	—
* #	Playmates Holdings, Ltd. Warrants 10/14/10	9,080	422
*	Samson Paper Holdings, Ltd. Warrants 06/04/10	35,666	154
TOTAL RIGHTS/WARRANTS			6,266

TOTAL — HONG KONG			49,764,245

IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
*	Abbey P.L.C.	2,280	12,326
*	Aer Lingus Group P.L.C.	107,463	102,098
	Allied Irish Banks P.L.C. Sponsored ADR	202,932	466,744
	Anglo Irish Bank Corp. P.L.C. (B06H8J9)	165,847	47,617
*	Anglo Irish Bank Corp. P.L.C. (B076LH4)	457,521	131,360
	Bank of Ireland P.L.C.	31,102	30,934
#	Bank of Ireland P.L.C. Sponsored ADR	125,124	484,230
*	BlackRock International Land P.L.C.	9,347	465
	C&C Group P.L.C. (B010DT8)	24,181	56,010
	C&C Group P.L.C. (B011Y09)	239,375	555,852
	CRH P.L.C.	66,510	1,691,300
#	CRH P.L.C. Sponsored ADR	121,777	3,132,104
	DCC P.L.C. (0242493)	25,457	460,046
	DCC P.L.C. (4189477)	40,905	739,543
*	Dragon Oil P.L.C. (0059079)	78,269	293,734
*	Dragon Oil P.L.C. (5323218)	119,516	449,711
*	Elan Corp. P.L.C.	11,725	69,749
*	Elan Corp. P.L.C. Sponsored ADR	180,200	1,064,982
	FBD Holdings P.L.C.	18,709	147,656
	Fyffes P.L.C.	123,538	48,932
	Glanbia P.L.C.	43,252	136,008
	Grafton Group P.L.C.	167,380	591,299
	Greencore Group P.L.C.	113,610	119,779
	IFG Group P.L.C.	12,005	10,087
	Independent News & Media P.L.C. (0461481)	68,457	23,338
	Independent News & Media P.L.C. (4699103)	86,501	29,608
*	Irish Continental Group P.L.C. (3333651)	12,414	190,596
*	Irish Continental Group P.L.C. (3339455)	50,656	777,498
	Irish Life & Permanent P.L.C.	255,435	642,827
*	Kenmare Resources P.L.C.	162,347	51,040
	Kerry Group P.L.C. (0490656)	76,886	1,580,813
	Kerry Group P.L.C. (4519579)	2,019	41,644
	Kingspan Group P.L.C. (0492793)	19,320	99,632
	Kingspan Group P.L.C. (4491235)	81,339	420,660
*	Lantor P.L.C.	3,500	—
*	McInerney Holdings P.L.C.	94,047	11,165
	Paddy Power P.L.C. (0258810)	7,672	142,119
	Paddy Power P.L.C. (4828974)	5,146	95,931
	Readymix P.L.C.	8,287	2,747
	Smurfit Kappa Group P.L.C.	111,217	325,775
	Total Produce P.L.C.	9,347	3,662
	United Drug P.L.C. (3302480)	67,940	169,237
	United Drug P.L.C. (3335969)	91,203	255,688

39

*	Waterford Wedgwood P.L.C.	303,747	362

TOTAL — IRELAND			15,706,908

ITALY — (2.5%)
COMMON STOCKS — (2.5%)
*	A.S. Roma SpA	54,117	63,266
	A2A SpA	587,148	965,089
#	ACEA SpA	33,267	412,654
	Acegas-APS SpA	14,511	101,346
#	Actelios SpA	287,146	1,471,945
*	Aedes SpA	15,702	13,312
#	Alleanza Assicurazioni SpA	142,096	952,112
	Amplifon SpA	31,608	80,257
* #	Ansaldo STS SpA	5,185	82,637
*	Antichi Pellettieri SpA	1,703	3,153
#	Assicurazioni Generali SpA	80,000	1,627,667
#	Astaldi SpA	31,316	170,281
#	Atlantia SpA	22,933	404,562
#	Autogrill SpA	43,454	330,236
* #	Azimut Holding SpA	27,663	193,311
* #	Banca Carige SpA	678,818	2,486,538
#	Banca Finnat Euramerica SpA	48,133	30,890
	Banca Generali SpA	8,225	36,580
#	Banca Ifis SpA	4,034	39,260
	Banca Intermobiliare SpA	197,097	729,137
*	Banca Italease SpA	54,907	106,695
	Banca Monte Dei Paschi di Siena SpA	930,930	1,489,625
	Banca Piccolo Credito Valtellinese Scarl SpA	118,384	926,984
	Banca Popolare dell’Etruria e del Lazio Scarl	292,715	1,719,657
	Banca Popolare di Milano Scarl	521,464	3,031,733
	Banca Profilo SpA	12,834	11,742
#	Banco di Desio e della Brianza SpA	27,865	160,962
	Banco Popolare Scarl	348,869	2,291,932
#	Beghelli SpA	52,121	52,868
#	Benetton Group SpA	36,671	290,590
	Benetton Group SpA Sponsored ADR	3,400	52,870
	Biesse SpA	3,460	20,481
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	751	33,498
	Brembo SpA	26,257	156,193
#	Bulgari SpA	66,149	336,873
#	Buzzi Unicem SpA	88,359	1,293,785
	C.I.R. SpA - Compagnie Industriali Riunite	256,808	334,426
#	Caltagirone Editore SpA	104,017	242,337
	Carraro SpA	17,474	61,962
	Cembre SpA	4,534	20,585
#	Cementir SpA	71,232	256,351
	Centrale del Latte di Torino & Co. SpA	5,071	13,473
	Class Editore SpA	14,430	14,124
#	Credito Artigiano SpA	47,763	130,151
#	Credito Bergamasco SpA	7,858	273,275
	Credito Emiliano SpA	71,128	355,487

40

	Danieli & Co. SpA	6,865	77,635
#	Davide Campari - Milano SpA	86,512	581,805
* #	De Longhi SpA	19,764	47,049
*	DiaSorin SpA	1,982	43,958
*	Digital Multimedia Technologies SpA	3,548	29,344
*	EEMS Italia SpA	16,551	29,180
*	Elica SpA	18,438	22,174
#	Emak SpA	5,067	21,199
	Enel SpA	285,038	1,545,045
	Eni SpA	2,426	52,060
	Eni SpA Sponsored ADR	109,650	4,680,958
#	ERG SpA	33,930	522,730
*	ErgyCapital SpA	363	326
#	Esprinet SpA	11,295	83,397
* #	Eurotech SpA	23,270	89,914
*	Fastweb SpA	14,048	335,916
* #	Fiat SpA	208,802	2,041,330
* #	Fiat SpA Sponsored ADR	8,900	93,450
*	Fiera Milano SpA	2,610	17,510
#	Finmeccanica SpA	147,835	2,082,578
	Fondiaria - Sai SpA	86,108	1,431,979
*	Gemina SpA	751,677	381,587
* #	Geox SpA	33,201	280,608
#	Gewiss SpA	10,441	38,282
#	Granitifiandre SpA	4,023	13,102
	Gruppo Ceramiche Ricchetti SpA	13,234	16,037
*	Gruppo Coin SpA	15,294	50,287
*	Gruppo Editoriale L’Espresso SpA	64,105	90,477
#	Hera SpA	351,113	706,136
	Immsi SpA	230,746	217,096
*	Impregilo SpA	179,268	507,514
	Indesit Co. SpA	29,784	149,008
#	Industria Macchine Automatique SpA	2,112	37,325
#	Intek SpA	194,987	98,104
	Interpump Group SpA	7,699	32,775
	Intesa Sanpaolo SpA	2,143,093	6,827,599
	Intesa Sanpaolo SpA Sponsored ADR	13,817	262,523
	Iride SpA	123,354	181,205
*	Isagro SpA	4,547	18,969
#	Italcementi SpA	89,172	1,073,469
	Italmobiliare SpA	5,314	201,619
*	Juventus Football Club SpA	261,962	240,475
#	KME Group SpA	150,606	129,174
* #	Lottomatica SpA	34,149	701,983
#	Luxottica Group SpA	1,585	29,086
	Luxottica Group SpA Sponsored ADR	10,600	194,086
*	Maire Tecnimont SpA	9,754	19,868
	Mariella Burani SpA	2,897	18,848
#	Marr SpA	9,000	66,281
#	Mediaset SpA	219,602	1,233,630
#	Mediobanca SpA	160,635	1,853,329
#	Mediolanum SpA	62,915	287,538

41

#	Milano Assicurazioni SpA	190,967	583,689
	Mirato SpA	4,604	26,196
	Mondadori (Arnoldo) Editore SpA	40,387	146,814
*	Montefibre SpA	52,254	10,572
*	Nice SpA	14,465	44,127
#	PanariaGroup Industrie Ceramiche SpA	6,725	12,248
#	Parmalat SpA	1,054,429	2,094,225
#	Permasteelisa SpA	6,148	83,984
* #	Piaggio & C. SpA	66,895	112,452
*	Pininfarina SpA	3,278	19,748
* #	Pirelli & C. Real Estate SpA	7,825	45,279
	Pirelli & Co. SpA	3,515,315	1,367,570
	Premafin Finanziaria SpA	173,719	222,735
#	Prysmian SpA	46,647	567,196
#	Recordati SpA	38,619	222,288
*	Reno de Medici SpA	235,915	57,610
* #	Risanamento Napoli SpA	15,429	4,540
#	Sabaf SpA	1,075	15,732
	SAES Getters SpA	1,863	20,184
#	Safilo Group SpA	77,274	44,168
#	Saipem SpA	23,289	497,786
#	Saras SpA	146,369	428,618
	SAVE SpA	27,718	145,058
*	Seat Pagine Gialle SpA	25,087	6,524
*	Snai SpA	51,527	189,193
#	Snam Rete Gas SpA	90,001	356,441
*	Snia SpA	59,435	12,637
#	Societa Iniziative Autostradali e Servizi SpA	57,714	324,115
*	Societa Partecipazioni Finanziarie SpA	512,474	114,297
	Societe Cattolica di Assicurazoni Scrl SpA	24,635	785,451
*	Sogefi SpA	15,823	22,396
	Sol SpA	25,548	111,640
*	Sorin SpA	286,968	285,632
*	Stefanel SpA	35,451	16,218
*	Telecom Italia Media SpA	2,945,847	333,804
	Telecom Italia SpA	17,080	21,598
	Telecom Italia SpA Sponsored ADR	274,300	3,434,236
	Terna SpA	562,494	1,806,343
* #	Tiscali SpA	76,161	38,248
#	Tod’s SpA	4,202	214,728
	Trevi Finanziaria SpA	4,872	45,725
	UniCredito SpA	2,105,907	5,127,831
#	Unione di Banche Italiane ScpA	294,148	4,055,814
	Unipol Gruppo Finanziario SpA	699,687	869,540
#	Vianini Lavori SpA	11,628	65,313
#	Vittoria Assicurazioni SpA	17,594	109,043
*	Zignago Vetro SpA	2,420	11,530
TOTAL COMMON STOCKS			78,791,565

RIGHTS/WARRANTS — (0.0%)
*	Snam Rete Gas SpA Rights 05/15/09	90,001	69,067

TOTAL — ITALY			78,860,632

42

JAPAN — (19.1%)
COMMON STOCKS — (19.1%)
*	A&A Material Corp.	12,000	9,548
*	ABILIT Corp.	8,900	9,756
	Accordia Golf Co., Ltd.	265	154,300
#	Achilles Corp.	177,000	244,934
	Adeka Corp.	85,100	539,545
#	Aderans Holdings Co., Ltd.	38,600	373,981
#	Advan Co., Ltd.	25,300	122,571
	Advantest Corp.	3,200	50,661
	Advantest Corp. ADR	15,767	249,434
	AEON Co., Ltd.	275,800	2,159,464
#	Aeon Delight Co., Ltd.	3,400	43,286
	Aeon Fantasy Co., Ltd.	6,700	50,896
	Ahresty Corp.	20,800	70,901
#	Ai Holdings Corp.	37,400	112,408
#	Aica Kogyo Co., Ltd.	36,800	314,923
	Aichi Corp.	33,300	134,729
	Aichi Machine Industry Co., Ltd.	80,000	190,573
	Aichi Steel Corp.	123,000	406,819
	Aichi Tokei Denki Co., Ltd.	12,000	28,931
	Aida Engineering, Ltd.	68,400	190,022
	Aigan Co., Ltd.	20,300	109,681
#	Aioi Insurance Co., Ltd.	289,000	1,268,542
#	Aiphone Co., Ltd.	21,900	359,592
#	Air Water, Inc.	50,000	413,212
	Airport Facilities Co., Ltd.	32,300	165,183
	Aisan Industry Co., Ltd.	23,400	143,409
	Aisin Seiki Co., Ltd.	82,100	1,686,038
	Ajinomoto Co., Inc.	216,000	1,585,902
#	Akebono Brake Industry Co., Ltd.	24,500	117,762
#	Alfresa Holdings Corp.	18,000	698,217
	All Nippon Airways Co., Ltd.	57,000	208,129
*	Allied Telesis Holdings K.K.	71,100	37,080
	Aloka Co., Ltd.	16,500	119,474
	Alpha Corp.	3,500	17,672
	Alpha Systems, Inc.	5,500	90,248
#	Alpine Electronics, Inc.	47,600	384,005
	Alps Electric Co., Ltd.	154,400	825,698
	Alps Logistics Co., Ltd.	10,900	79,783
	Altech Co., Ltd.	6,200	10,697
	Altech Corp.	2,600	13,089
	Amada Co., Ltd.	241,000	1,492,366
	Amano Corp.	75,200	596,231
#	Amiyaki Tei Co., Ltd.	13	15,901
#	Amuse, Inc.	8,520	83,144
	Ando Corp.	82,000	119,922
	Anest Iwata Corp.	17,000	45,312
#	Anritsu Corp.	156,000	542,838

43

#	AOC Holdings, Inc.	40,600	246,719
	AOI Advertising Promotion, Inc.	5,500	25,293
	AOI Electronics Co., Ltd.	1,400	8,532
	AOKI Holdings, Inc.	27,400	242,214
*	AOMI Construction Co., Ltd.	45,000	456
	Aoyama Trading Co., Ltd.	77,400	1,113,557
* #	Aozora Bank, Ltd.	498,000	630,856
	Arakawa Chemical Industries, Ltd.	18,200	118,672
	Araya Industrial Co., Ltd.	59,000	68,408
#	Arealink Co., Ltd.	290	14,436
#	Ariake Japan Co., Ltd.	11,500	158,076
	Arisawa Manufacturing Co., Ltd.	34,400	129,326
	Aronkasei Co., Ltd.	18,000	50,446
#	ART Corp.	9,200	103,521
	As One Corp.	5,390	88,775
	Asahi Breweries, Ltd.	37,500	470,589
	Asahi Diamond Industrial Co., Ltd.	59,000	280,554
	Asahi Glass Co., Ltd.	433,000	2,587,263
* #	Asahi Holdings, Inc.	2,400	33,218
	Asahi Kasei Corp.	390,000	1,567,819
	Asahi Kogyosha Co., Ltd.	31,000	96,368
	Asahi Organic Chemicals Industry Co., Ltd.	80,000	197,537
*	Asahi Tec Corp.	359,000	157,249
*	Asanuma Corp.	11,000	6,686
#	ASATSU-DK, Inc.	19,300	333,833
	Ashimori Industry Co., Ltd.	38,000	41,664
#	Asics Corp.	20,000	130,014
	ASKA Pharmaceutical Co., Ltd.	28,000	226,007
	Astellas Pharma, Inc.	18,600	604,818
	Asti Corp.	4,000	5,804
	Asunaro Aoki Construction Co., Ltd.	33,500	123,986
*	Atom Corp.	2,600	7,597
	Atsugi Co., Ltd.	291,000	397,717
#	Autobacs Seven Co., Ltd.	30,100	822,817
	Avex Group Holdings, Inc.	8,500	75,690
*	Azel Corp.	23,000	233
	Bando Chemical Industries, Ltd.	98,000	230,062
*	Bank of the Ryukyus, Ltd.	39,000	303,469
#	Bank of Yokohama, Ltd.	323,000	1,369,677
#	Belluna Co., Ltd.	28,300	88,192
#	Benesse Corp.	16,300	623,792
#	Best Denki Co., Ltd.	65,500	196,592
	Bidec Servo Corp.	6,000	18,688
	Bookoff Corp.	11,400	93,313
	Bridgestone Corp.	51,800	772,122
#	Brother Industries, Ltd.	167,600	1,362,225
	Bunka Shutter Co., Ltd.	54,000	172,739
#	CAC Corp.	9,200	55,529
	Calsonic Kansei Corp.	152,000	284,731
	Canon Electronics, Inc.	6,200	70,915
	Canon Finetech, Inc.	19,300	180,680
	Canon Marketing Japan, Inc.	42,100	509,074

44

	Canon, Inc. Sponsored ADR	31,850	962,189
	Capcom Co., Ltd.	7,000	122,088
*	Carchs Holdings Co., Ltd.	21,500	7,026
#	Casio Computer Co., Ltd.	168,500	1,291,119
	Catena Corp.	31,300	73,949
	Cawachi, Ltd.	16,900	259,694
*	Cedyna Financial Corp.	105,209	188,319
	Central Glass Co., Ltd.	98,000	372,018
	Central Japan Railway Co.	54	320,076
	Central Security Patrols Co., Ltd.	7,100	58,124
#	Century Tokyo Leasing Corp.	38,930	242,428
	CFS Corp.	39,000	239,784
	Chino Corp.	40,000	90,536
	Chiyoda Co., Ltd.	23,200	322,266
	Chiyoda Corp.	91,000	547,371
	Chofu Seisakusho Co., Ltd.	27,300	503,267
	Chori Co., Ltd.	69,000	68,344
	Chubu Electric Power Co., Ltd.	35,400	778,272
	Chubu Shiryo Co., Ltd.	25,000	143,203
	Chudenko Corp.	26,700	375,228
	Chuetsu Pulp and Paper Co., Ltd.	106,000	301,210
*	Chugai Mining Co., Ltd.	259,700	71,305
	Chugai Pharmaceutical Co., Ltd.	19,800	367,725
#	Chugai Ro Co., Ltd.	31,000	77,592
	Chugoku Marine Paints, Ltd.	30,000	171,462
#	Chuo Denki Kogyo Co., Ltd.	17,000	96,529
	Chuo Mitsui Trust Holdings, Inc.	300,000	986,582
	Chuo Spring Co., Ltd.	31,000	82,535
	Circle K Sunkus Co., Ltd.	25,300	355,086
	Citizen Holdings Co., Ltd.	243,400	1,113,561
#	CKD Corp.	72,900	268,619
* #	Clarion Co., Ltd.	103,000	95,637
	Cleanup Corp.	22,400	91,237
	CMK Corp.	47,300	251,558
	Coca-Cola Central Japan Co., Ltd.	20,900	253,993
#	Coca-Cola West Co., Ltd.	33,502	550,759
	cocokara fine HOLDINGS, Inc.	1,320	11,535
	Colowide Co., Ltd.	3,500	18,743
*	Columbia Music Entertainment, Inc.	23,000	7,954
	Commuture Corp.	41,000	255,615
	Computer Engineering & Consulting, Ltd.	15,100	94,179
	Comsys Holdings Corp.	120,000	974,739
#	Co-Op Chemical Co., Ltd.	23,000	43,772
	Core Corp.	6,100	34,686
	Corona Corp.	26,600	246,319
	Cosel Co., Ltd.	8,300	66,211
	Cosmo Oil Co., Ltd.	414,000	1,176,501
	Create Medic Co., Ltd.	3,500	29,844
	Credit Saison Co., Ltd.	126,900	1,425,606
	Creed Corp.	73	113
#	Cresco, Ltd.	36,000	182,450
	Cross Plus, Inc.	2,000	21,238

45

* #	CSK Holdings Corp.	138,580	732,012
	CTI Engineering Co., Ltd.	12,300	65,432
#	Culture Convenience Club Co., Ltd.	29,700	186,101
#	Cybozu, Inc.	20	3,526
	Dai Nippon Printing Co., Ltd.	195,000	2,064,234
#	Dai Nippon Sumitomo Pharma Co., Ltd.	43,000	341,288
#	Dai Nippon Toryo, Ltd.	103,000	97,726
	Daicel Chemical Industries, Ltd.	185,000	777,320
	Dai-Dan Co., Ltd.	42,000	179,121
	Daido Kogyo Co., Ltd.	31,000	48,766
#	Daido Metal Co., Ltd.	40,000	162,970
#	Daido Steel Co., Ltd.	230,000	766,171
	Daidoh, Ltd.	13,300	64,821
	Daifuku Co., Ltd.	87,500	526,105
#	Daihatsu Motor Co., Ltd.	53,000	479,076
	Daihen Corp.	54,000	177,357
	Daiho Corp.	49,000	26,873
#	Daiichi Chuo Kisen Kaisha	58,000	136,366
#	Daiichi Jitsugyo Co., Ltd.	54,000	130,601
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	1,800	17,760
	Dai-ichi Kogyo Seiyaku Co., Ltd.	32,000	63,557
#	Daiichi Sankyo Co., Ltd.	38,500	643,756
#	Daiken Corp.	89,000	142,727
	Daiki Aluminium Industry Co., Ltd.	41,000	67,575
	Daikin Industries, Ltd.	23,000	618,764
#	Daiko Clearing Services Corp.	12,900	70,588
	Daikoku Denki Co., Ltd.	10,200	117,287
* #	Daikyo, Inc.	229,392	280,334
#	Daimei Telecom Engineering Corp.	27,000	222,494
	Dainichi Co., Ltd.	17,300	90,458
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	75,000	158,187
* #	Dainippon Screen Manufacturing Co., Ltd.	254,000	558,679
	Daio Paper Corp.	60,000	542,906
#	Daiseki Co., Ltd.	5,925	113,539
#	Daiso Co., Ltd.	36,000	69,337
* #	Daisue Construction Co., Ltd.	70,000	27,923
	Daisyo Corp.	26,100	337,844
	Daito Trust Construction Co., Ltd.	6,900	287,717
	Daiwa House Industry Co., Ltd.	160,000	1,397,355
	Daiwa Industries, Ltd.	39,000	129,944
#	Daiwa Securities Co., Ltd.	329,000	1,723,581
	Daiwa Seiko, Inc.	27,000	36,113
#	Daiwabo Co., Ltd.	65,000	284,030
	DC Co., Ltd.	24,400	71,113
#	DCM Japan Holdings Co., Ltd.	45,580	234,258
	Denki Kagaku Kogyo Kabushiki Kaisha	322,000	714,690
	Denki Kogyo Co., Ltd.	30,000	168,174
	Denso Corp.	125,500	2,966,678
#	Dentsu, Inc.	53,200	986,607
	Denyo Co., Ltd.	22,900	150,801
	Descente, Ltd.	43,000	172,638
	DIC Corp.	345,000	563,351

46

	Dijet Industrial Co., Ltd.	13,000	23,414
#	Disco Corp.	17,700	532,709
	DMW Corp.	900	11,511
#	Don Quijote Co., Ltd.	14,200	215,758
	Doshisha Co., Ltd.	12,800	154,684
	DOUTOR NICHIRES Holdings Co., Ltd.	15,023	185,029
	Dowa Holdings Co., Ltd.	281,000	1,117,217
*	Dream Incubator, Inc.	25	12,576
	DTS Corp.	19,400	139,374
*	Duskin Co., Ltd.	3,500	55,304
#	Dwango Co., Ltd.	46	72,379
	DyDo Drinco, Inc.	11,400	302,624
	Dynic Corp.	12,000	16,919
	eAccess, Ltd.	211	138,180
#	Eagle Industry Co., Ltd.	26,000	92,418
#	East Japan Railway Co.	11,800	664,922
* #	Ebara Corp.	217,000	587,485
	Echo Trading Co., Ltd.	3,000	22,508
#	Edion Corp.	89,000	421,743
	Eiken Chemical Co., Ltd.	19,900	156,541
#	Eisai Co., Ltd.	11,500	308,609
	Eizo Nanao Corp.	18,000	290,822
	Electric Power Development Co., Ltd.	9,100	265,394
*	Elna Co., Ltd.	12,000	11,633
* #	Elpida Memory, Inc.	96,200	1,030,280
#	Enplas Corp.	16,100	150,534
*	Enshu, Ltd.	37,000	24,198
	Ensuiko Sugar Refining Co., Ltd.	11,000	16,533
#	Epson Toyocom Corp.	29,800	84,937
	ESPEC Corp.	20,800	116,558
	Exedy Corp.	35,400	658,491
#	Ezaki Glico Co., Ltd.	45,000	420,093
	FALCO biosystems, Ltd.	5,700	43,401
	FamilyMart Co., Ltd.	13,500	371,486
#	Fancl Corp.	16,800	192,369
#	Fanuc, Ltd.	6,000	432,973
	Fast Retailing Co., Ltd.	2,800	294,277
* #	FDK Corp.	53,000	91,935
	Foster Electric Co., Ltd.	21,600	170,078
	FP Corp.	6,100	213,370
#	France Bed Holdings Co., Ltd.	112,000	140,264
#	Fudo Tetra Corp.	128,400	95,812
	Fuji Co., Ltd.	8,200	142,298
	Fuji Corp., Ltd.	34,700	100,683
	Fuji Electric Holdings Co., Ltd.	575,000	988,852
	Fuji Heavy Industries, Ltd.	441,000	1,775,926
* #	Fuji Kiko Co., Ltd.	11,000	11,819
	Fuji Kyuko Co., Ltd.	14,000	59,983
#	Fuji Oil Co., Ltd.	29,100	288,559
	Fuji Oozx, Inc.	6,000	12,696
#	Fuji Soft, Inc.	19,300	273,920
#	Fujibo Holdings, Inc.	69,000	119,805

47

	Fujicco Co., Ltd.	31,600	350,165
	FUJIFILM Holdings Corp.	128,700	3,311,226
	Fujikura Kasei Co., Ltd.	28,600	108,646
	Fujikura Rubber, Ltd.	18,900	57,136
	Fujikura, Ltd.	352,000	1,215,096
#	Fujita Kanko, Inc.	11,000	46,470
	Fujitec Co., Ltd.	79,000	312,705
	Fujitsu Business Systems, Ltd.	20,500	243,281
	Fujitsu Frontech, Ltd.	19,900	173,685
	Fujitsu General, Ltd.	42,000	120,165
	Fujitsu, Ltd.	225,542	966,214
* #	Fujiya Co., Ltd.	46,000	58,699
	Fukuda Corp.	42,000	57,281
	Fukuoka Financial Group, Inc.	447,000	1,377,465
*	Fukushima Bank, Ltd.	226,000	117,353
	Fukusima Industries Corp.	5,100	31,013
#	Fukuyama Transporting Co., Ltd.	249,000	966,883
	Fumakilla, Ltd.	16,000	64,369
	Funai Consulting, Co., Ltd.	10,500	49,960
	Funai Electric Co., Ltd.	17,900	509,059
#	Furukawa Co., Ltd.	339,000	320,267
	Furukawa Electric Co., Ltd.	361,067	1,080,562
	Furukawa-Sky Aluminum Corp.	85,000	143,413
	Furusato Industries, Ltd.	14,900	106,536
	Fuso Pharmaceutical Industries, Ltd.	91,000	240,162
	Futaba Corp.	45,500	812,542
#	Futaba Industrial Co., Ltd.	95,400	429,937
	Future Architect, Inc.	69	22,689
	Fuyo General Lease Co., Ltd.	19,200	322,913
	G-7 Holdings, Inc.	5,000	17,140
#	Gakken Co., Ltd.	98,000	163,482
	Gecoss Corp.	22,500	97,911
#	GEO Co., Ltd.	103	58,132
#	Glory, Ltd.	37,100	680,829
#	GMO Internet, Inc.	15,800	49,677
	Godo Steel, Ltd.	156,000	404,808
	Goldcrest Co., Ltd.	10,940	250,799
* #	Goldwin, Inc.	56,000	91,353
	Gourmet Kineya Co., Ltd.	28,000	170,914
	Green Hospital Supply, Inc.	143	49,807
*	Gro-BeLS Co., Ltd.	21,000	4,087
#	GS Yuasa Corp.	140,000	940,444
*	GSI Creos Corp.	49,000	50,350
#	Gulliver International Co., Ltd.	4,390	86,653
#	Gun-Ei Chemical Industry Co., Ltd.	62,000	126,001
	Gunze, Ltd.	227,000	739,392
#	H2O Retailing Corp.	88,000	557,812
	Hagoromo Foods Corp.	3,000	30,473
#	Hakuhodo Dy Holdings, Inc.	12,550	575,748
	Hakuto Co., Ltd.	17,800	103,359
	Hamamatsu Photonics K.K.	18,700	377,116
#	Hankyu Hanshin Holdings, Inc.	108,000	504,749

48

	Hanwa Co., Ltd.	109,000	308,454
	Happinet Corp.	10,300	116,708
	Harashin Narus Holdings Co., Ltd.	5,700	51,439
	Harima Chemicals, Inc.	22,000	74,635
	Haruyama Trading Co., Ltd.	2,400	7,972
*	Haseko Corp.	606,000	381,833
* #	Hayashikane Sangyo Co., Ltd.	20,000	15,497
	Hazama Corp.	98,900	86,693
	Heiwa Corp.	32,600	289,632
	Heiwa Real Estate Co., Ltd.	172,500	447,071
	Heiwado Co., Ltd.	40,500	452,269
	Hibiya Engineering, Ltd.	30,000	255,149
	Higashi-Nippon Bank, Ltd.	135,000	339,709
	Hikari Tsushin, Inc.	12,500	255,822
	Hino Motors, Ltd.	176,000	506,237
#	Hirose Electric Co., Ltd.	7,000	729,122
#	HIS Co., Ltd.	8,500	134,175
	Hisamitsu Pharmaceutical Co., Inc.	6,800	191,944
	Hitachi Cable, Ltd.	173,000	486,328
	Hitachi Chemical Co., Ltd.	78,800	1,057,160
#	Hitachi Construction Machinery Co., Ltd.	68,900	941,374
#	Hitachi High-Technologies Corp.	39,200	548,638
	Hitachi Information Systems, Ltd.	13,900	245,999
	Hitachi Koki Co., Ltd.	62,800	536,541
	Hitachi Kokusai Electric, Inc.	75,000	432,828
	Hitachi Maxell, Ltd.	45,800	442,778
	Hitachi Medical Corp.	36,000	283,383
	Hitachi Metals Techno, Ltd.	3,500	12,774
#	Hitachi Metals, Ltd.	55,000	433,731
	Hitachi Plant Technologies, Ltd.	60,000	244,366
	Hitachi Software Engineering Co., Ltd.	20,700	255,264
	Hitachi Systems & Services, Ltd.	14,700	153,738
	Hitachi Tool Engineering, Ltd.	23,100	141,411
	Hitachi Transport System, Ltd.	29,500	302,538
* #	Hitachi Zosen Corp.	390,000	402,841
	Hitachi, Ltd.	4,000	13,977
	Hitachi, Ltd. Sponsored ADR	86,556	3,013,014
	Hochiki Corp.	11,000	61,450
#	Hodogaya Chemical Co., Ltd.	78,000	144,970
	Hogy Medical Co., Ltd.	3,900	208,911
* #	Hohsui Corp.	11,000	10,224
#	Hokkaido Electric Power Co., Inc.	27,400	504,160
	Hokkaido Gas Co., Ltd.	80,000	203,332
	Hokkan Holdings, Ltd.	61,000	138,192
	Hokko Chemical Industry Co., Ltd.	25,000	74,684
	Hokuetsu Industries Co., Ltd.	10,000	13,588
	Hokuetsu Paper Mills, Ltd.	151,500	666,400
	Hokuhoku Financial Group, Inc.	687,000	1,211,894
	Hokuriku Electric Industry Co., Ltd.	35,000	50,938
	Hokuriku Electric Power Co., Inc.	19,500	440,339
	Hokuriku Electrical Construction Co., Ltd.	6,000	18,245
#	Hokuto Corp.	6,100	107,300

49

	Honda Motor Co., Ltd.	16,400	480,634
	Honda Motor Co., Ltd. Sponsored ADR	409,732	11,906,812
	Horiba, Ltd.	28,700	523,770
	Horipro, Inc.	13,300	107,280
	Hosiden Corp.	26,800	329,019
#	Hosokawa Micron Corp.	35,000	113,544
#	House Foods Corp.	40,800	554,724
*	Howa Machinery, Ltd.	123,000	72,418
	Hoya Corp.	22,900	397,274
	I Metal Technology Co., Ltd.	14,000	26,371
	Ibiden Co., Ltd.	33,400	976,702
	IBJ Leasing Co., Ltd.	10,000	102,851
	Ichiken Co., Ltd.	22,000	23,110
	Ichikoh Industries, Ltd.	38,000	46,317
	Ichinen Holdings Co., Ltd.	9,500	36,262
#	Ichiyoshi Securities Co., Ltd.	20,000	113,457
	Icom, Inc.	11,000	224,002
#	Idec Corp.	11,200	62,998
	Idemitsu Kosan Co., Ltd.	16,500	1,218,689
	Ihara Chemical Industry Co., Ltd.	47,000	132,732
*	IHI Corp.	749,000	1,137,860
	Iino Kaiun Kaisha, Ltd.	28,400	138,972
* #	Ikegami Tsushinki Co., Ltd.	54,000	45,449
* #	Image Holdings Co., Ltd.	7,400	11,822
	Imasen Electric Industrial Co., Ltd.	15,100	104,074
	Imperial Hotel, Ltd.	7,500	128,356
*	Impress Holdings, Inc.	4,300	4,671
#	Inaba Denki Sangyo Co., Ltd.	8,300	176,658
	Inaba Seisakusho Co., Ltd.	16,300	156,952
	Inabata and Co., Ltd.	50,700	136,397
#	Inageya Co., Ltd.	23,000	213,399
	Ines Corp.	31,400	167,220
	I-Net Corp.	7,400	37,170
	Information Services International-Dentsu, Ltd.	13,900	70,359
	INPEX Corp.	62	394,547
#	Inui Steamship Co., Ltd.	14,700	96,585
	Inui Warehouse Co., Ltd.	5,000	26,627
* #	Invoice, Inc.	2,790	15,084
	ISE Chemicals Corp.	9,000	36,495
* #	Iseki & Co., Ltd.	105,000	267,140
#	Isetan Mitsukoshi Holdings, Ltd.	141,340	1,188,141
*	Ishihara Sangyo Kaisha, Ltd.	411,000	307,812
#	Ishii Hyoki Co., Ltd.	4,400	63,595
#	Ishii Iron Works Co., Ltd.	23,000	39,529
	Ishizuka Glass Co., Ltd.	12,000	20,487
	Isuzu Motors, Ltd.	956,000	1,595,947
	IT Holdings Corp.	24,900	302,515
#	ITO EN, Ltd. (6455789)	25,700	314,689
	ITO EN, Ltd. (B23PWV0)	1,830	15,038
	Itochu Corp.	553,000	2,965,210
	Itochu Enex Co., Ltd.	53,300	294,733
#	Itochu Techno-Solutions Corp.	13,400	304,719

50

	Itochu-Shokuhin Co., Ltd.	11,200	357,005
	Itoham Foods, Inc.	140,000	426,581
	Itoki Corp.	45,100	115,097
	Iwasaki Electric Co., Ltd.	75,000	134,650
#	IWATANI CORP.	100,000	227,076
* #	Iwatsu Electric Co., Ltd.	84,000	76,115
#	Izumi Co., Ltd.	9,800	112,527
	Izumiya Co., Ltd.	93,000	481,521
*	Izutsuya Co., Ltd.	70,000	41,392
*	J Bridge Corp.	23,600	4,547
#	J Front Retailing Co., Ltd.	382,600	1,571,555
#	Jalux, Inc.	2,000	25,215
	Jamco Corp.	8,000	33,928
* #	Janome Sewing Machine Co., Ltd.	182,000	96,518
*	Japan Airlines System Corp.	61,000	119,037
	Japan Airport Terminal Co., Ltd.	29,400	295,501
	Japan Aviation Electronics Industry, Ltd.	64,000	338,351
#	Japan Business Computer Co., Ltd.	8,900	47,670
	Japan Carlit Co., Ltd.	16,300	53,842
	Japan Cash Machine Co., Ltd.	12,800	106,841
	Japan Digital Laboratory Co., Ltd.	21,200	190,256
	Japan Foundation Engineering Co., Ltd.	8,600	18,623
	Japan Kenzai Co., Ltd.	10,700	53,516
	Japan Medical Dynamic Marketing, Inc.	2,600	4,553
	Japan Petroleum Exploration Co., Ltd.	7,100	280,256
#	Japan Pulp & Paper Co., Ltd.	102,000	270,972
	Japan Radio Co., Ltd.	98,000	204,977
	Japan Tobacco, Inc.	150	376,859
#	Japan Transcity Corp.	61,000	160,703
#	Japan Vilene Co., Ltd.	45,000	200,877
	Jastec Co., Ltd.	16,200	74,525
	JBIS Holdings, Inc.	27,500	86,368
	Jeans Mate Corp.	5,400	26,557
#	Jeol, Ltd.	62,000	165,682
#	JFE Holdings, Inc.	61,400	1,677,030
	JFE Shoji Holdings, Inc.	109,000	309,240
	JGC Corp.	19,000	249,132
	Jidosha Buhin Kogyo Co., Ltd.	16,000	27,288
	JMS Co., Ltd.	40,000	145,271
	Joban Kosan Co., Ltd.	79,000	120,331
#	J-Oil Mills, Inc.	51,000	137,410
	Joint Corp.	66,700	101,142
#	Joshin Denki Co., Ltd.	23,000	123,387
	JS Group Corp.	85,700	1,042,876
	JSP Corp.	28,300	148,104
	JSR Corp.	39,400	480,065
	JTEKT Corp.	145,800	1,406,252
#	Juki Corp.	106,000	127,604
	Juroku Bank, Ltd.	220,000	743,716
*	JVC Kenwood Holdings, Inc.	385,000	228,086
	K.R.S. Corp.	11,500	109,568
* #	Kabu.Com Securities Co., Ltd.	63	65,260

51

	Kabuki-Za Co., Ltd.	1,000	40,148
*	Kachikaihatsu Co., Ltd.	37,000	11,200
#	Kadokawa Holdings, Inc.	24,200	464,693
	Kaga Electronics Co., Ltd.	22,800	206,874
#	Kagome Co., Ltd.	22,500	341,667
#	Kajima Corp.	287,000	827,982
#	Kakaku.com, Inc.	48	164,283
	Kaken Pharmaceutical Co., Ltd.	35,000	291,394
*	Kamagai Gumi Co., Ltd.	168,000	96,023
	Kameda Seika Co., Ltd.	21,600	307,213
	Kamei Corp.	28,000	123,073
	Kamigumi Co., Ltd.	177,000	1,136,853
	Kanaden Corp.	24,000	106,280
	Kanagawa Chuo Kotsu Co., Ltd.	11,000	58,663
	Kanamoto Co., Ltd.	30,000	109,391
#	Kandenko Co., Ltd.	54,000	344,291
	Kaneka Corp.	179,000	1,038,000
*	Kanematsu Corp.	389,000	305,310
	Kanematsu Electronics, Ltd.	44,900	296,804
	Kansai Electric Power Co., Inc.	40,800	830,818
	Kansai Paint Co., Ltd.	127,000	678,238
	Kanto Auto Works, Ltd.	22,446	244,369
#	Kanto Denka Kogyo Co., Ltd.	40,000	139,838
	Kanto Natural Gas Development Co., Ltd.	43,000	225,408
	Kao Corp.	14,000	261,845
	Kasai Kogyo Co., Ltd.	37,000	75,842
	Kasumi Co., Ltd.	23,000	94,283
	Katakura Chikkarin Co., Ltd.	20,000	63,835
#	Katakura Industries Co., Ltd.	12,900	104,654
	Kato Sangyo Co., Ltd.	22,200	308,544
	Kato Works Co., Ltd.	58,000	106,153
* #	Kawada Technologies, Inc.	2,300	24,908
	Kawai Musical Instruments Manufacturing Co., Ltd.	80,000	65,232
	Kawakin Holdings Co., Ltd.	10,000	28,990
#	Kawasaki Heavy Industries, Ltd.	424,000	908,809
	Kawasaki Kasei Chemicals, Ltd.	23,000	21,939
	Kawasaki Kinkai Kisen Kaisha, Ltd.	28,000	78,841
	Kawasaki Kisen Kaisha, Ltd.	261,000	983,402
* #	Kawashima Selkon Textiles Co., Ltd.	85,000	82,800
	Kawasumi Laboratories, Inc.	22,000	115,803
	Kayaba Industry Co., Ltd.	163,000	296,139
	KDDI Corp.	167	751,002
	Keihin Corp.	36,500	463,471
#	Keihin Electric Express Railway Co., Ltd.	88,000	675,683
	Keio Corp.	125,000	709,644
	Keisei Electric Railway Co., Ltd.	69,000	328,075
#	Keiyo Co., Ltd.	19,100	86,058
* #	Kenedix, Inc.	402	62,208
	Kentucky Fried Chicken Japan, Ltd.	5,000	86,976
	Key Coffee, Inc.	17,900	269,721
	Keyence Corp.	1,869	330,059
	Kikkoman Corp.	67,050	597,666

52

#	Kimura Chemical Plants Co., Ltd.	4,100	33,380
	Kinden Corp.	89,000	742,544
* #	Kinki Nippon Tourist Co., Ltd.	94,000	94,738
#	Kinki Sharyo Co., Ltd.	21,000	120,980
#	Kintetsu Corp.	128,000	556,524
	Kintetsu World Express, Inc.	10,300	209,019
	Kinugawa Rubber Industrial Co., Ltd.	25,000	32,601
#	Kirin Holdings Co., Ltd.	105,000	1,155,315
	Kirindo Co., Ltd.	2,700	12,087
* #	Kishu Paper Co., Ltd.	81,000	66,018
	Kisoji Co., Ltd.	5,400	99,746
	Kissei Pharmaceutical Co., Ltd.	19,000	367,232
#	Kitagawa Iron Works Co., Ltd.	84,000	91,156
#	Kitano Construction Corp.	89,000	206,437
	Kitz Corp.	108,000	336,900
	Kiyo Holdings, Inc.	380,000	456,167
#	Koa Corp.	35,900	214,380
	Koatsu Gas Kogyo Co., Ltd.	25,000	117,054
	Kobayashi Pharmaceutical Co., Ltd.	10,700	348,044
#	Kobayashi Yoko Co., Ltd.	1,900	6,657
	Kobe Steel, Ltd.	653,000	1,073,777
	Koekisha Co., Ltd.	1,800	31,197
	Kohnan Shoji Co., Ltd.	28,900	253,767
	Kohsoku Corp.	5,000	26,448
	Koike Sanso Kogyo Co., Ltd.	40,000	88,764
	Koito Industries, Ltd.	7,000	16,774
	Koito Manufacturing Co., Ltd.	51,000	465,038
#	Kojima Co., Ltd.	27,200	95,838
	Kokuyo Co., Ltd.	85,864	634,401
	Komai Tekko, Inc.	33,000	72,002
	Komatsu Seiren Co., Ltd.	39,000	147,993
	Komatsu Wall Industry Co., Ltd.	9,900	103,987
	Komatsu, Ltd.	54,600	681,208
#	Komeri Co., Ltd.	14,400	303,356
	Komori Corp.	95,600	897,286
	Konaka Co., Ltd.	27,380	62,731
	Konami Co., Ltd.	8,000	118,732
#	Konami Corp. ADR	9,670	144,857
	Konica Minolta Holdings, Inc.	142,500	1,177,128
	Konishi Co., Ltd.	18,400	141,645
*	Kosaido Co., Ltd.	13,700	25,857
	Kose Corp.	12,400	249,701
#	Kosei Securities Co., Ltd.	58,000	55,036
	Ku Holdings Co., Ltd.	4,400	10,932
	Kubota Corp.	15,000	90,157
	Kubota Corp. Sponsored ADR	46,500	1,394,535
#	Kumiai Chemical Industry Co., Ltd.	79,000	248,927
	Kura Corp.	26	32,984
	Kurabo Industries, Ltd.	230,000	448,815
	Kuraray Co., Ltd.	87,000	748,563
	Kureha Corp.	92,000	391,872
* #	Kurimoto, Ltd.	117,000	97,645

53

	Kurita Water Industries, Ltd.	11,600	282,567
#	Kuroda Electric Co., Ltd.	32,300	220,848
	Kurosaki Harima Corp.	57,000	108,680
#	K’s Holdings Corp.	22,100	398,330
	Kyocera Corp.	3,300	256,293
	Kyocera Corp. Sponsored ADR	28,600	2,218,788
	Kyoden Co., Ltd.	7,000	5,722
	Kyodo Printing Co., Ltd.	89,000	192,274
	Kyodo Shiryo Co., Ltd.	56,000	57,494
	Kyoei Sangyo Co., Ltd.	21,000	41,374
#	Kyoei Tanker Co., Ltd.	22,000	52,595
	Kyokuto Boeki Kaisha, Ltd.	10,000	14,096
	Kyokuto Kaihatsu Kogyo Co., Ltd.	37,400	158,315
	Kyokuyo Co., Ltd.	41,000	77,236
	Kyorin Co., Ltd.	32,000	370,495
	Kyoritsu Maintenance Co., Ltd.	10,840	166,809
	Kyosan Electric Manufacturing Co., Ltd.	57,000	187,951
	Kyoto Kimono Yuzen Co., Ltd.	6,400	41,651
	Kyowa Exeo Corp.	41,000	321,080
	Kyowa Hakko Kirin Co., Ltd.	92,000	813,632
	Kyowa Leather Cloth Co., Ltd.	13,100	51,822
	Kyudenko Corp.	67,000	416,601
	Kyushu Electric Power Co., Inc.	29,400	606,738
*	Laox Co., Ltd.	10,000	3,061
	Lapine Co., Ltd.	12,000	9,659
	Lawson, Inc.	10,200	396,690
	Leopalace21 Corp.	95,800	701,763
	Life Corp.	10,000	162,317
	Lintec Corp.	33,000	453,887
#	Lion Corp.	82,000	374,994
* #	Lonseal Corp.	23,000	30,085
	Look, Inc.	26,000	24,539
	Mabuchi Motor Co., Ltd.	17,200	779,148
	Macnica, Inc.	10,300	115,260
	Maeda Corp.	120,000	386,753
	Maeda Road Construction Co., Ltd.	87,000	724,969
	Maezawa Industries, Inc.	3,100	5,904
	Maezawa Kaisei Industries Co., Ltd.	14,200	128,645
	Maezawa Kyuso Industries Co., Ltd.	14,500	239,539
*	Magara Construction Co., Ltd.	7,000	71
#	Makino Milling Machine Co., Ltd.	127,000	391,339
	Makita Corp.	14,000	323,284
	Makita Corp. Sponsored ADR	12,696	294,928
	Mandom Corp.	7,500	134,983
	Marche Corp.	2,000	13,808
#	Mars Engineering Corp.	5,000	140,057
	Marubeni Corp.	709,359	2,578,689
	Marubun Corp.	27,100	68,498
	Marudai Food Co., Ltd.	133,000	295,659
#	Maruei Department Store Co., Ltd.	38,000	67,023
#	Maruha Nichiro Holdings, Inc.	220,815	291,085
#	Marui Group Co., Ltd.	196,700	1,088,011

54

#	Maruichi Steel Tube, Ltd.	10,300	208,319
	Maruka Machinery Co., Ltd.	4,000	23,934
#	Marusan Securities Co., Ltd.	66,800	377,328
	Maruwa Co., Ltd.	9,000	99,488
#	Maruyama Manufacturing Co., Inc.	47,000	85,725
* #	Maruzen Co., Ltd.	64,000	54,036
	Maruzen Showa Unyu Co., Ltd.	67,000	176,772
	Maspro Denkoh Corp.	16,500	148,933
#	Matsuda Sangyo Co., Ltd.	9,962	97,322
	Matsui Construction Co., Ltd.	27,000	105,325
#	Matsui Securities Co., Ltd.	14,700	104,206
#	Matsumotokiyoshi Holdings Co., Ltd.	13,400	232,794
#	Matsuya Co., Ltd.	4,000	49,120
	Matsuya Foods Co., Ltd.	13,100	172,882
#	Max Co., Ltd.	23,000	249,635
	Maxvalu Tokai Co., Ltd.	11,600	120,869
	Mazda Motor Corp.	656,000	1,633,585
	MEC Co., Ltd.	20,100	74,672
	Mediceo Paltac Holdings Co., Ltd.	53,300	539,253
#	Megachips Corp.	6,100	85,184
#	Meidensha Corp.	140,000	378,278
*	MEIJI Holdings Co., Ltd.	31,410	958,671
*	Meiji Machine Co., Ltd.	40,000	21,588
#	Meiji Shipping Co., Ltd.	6,200	23,326
#	Meitec Corp.	3,800	51,464
#	Meito Sangyo Co., Ltd.	5,800	80,311
	Meito Transportation Co., Ltd.	1,300	10,405
	Meiwa Estate Co., Ltd.	23,600	79,573
* #	Meiwa Trading Co., Ltd.	18,000	25,947
	Melco Holdings, Inc.	9,600	115,088
	Mercian Corp.	84,000	145,549
	Mesco, Inc.	6,000	24,336
	Mikuni Coca-Cola Bottling Co., Ltd.	41,800	319,335
	Mikuni Corp.	7,000	7,998
	Milbon Co., Ltd.	4,400	89,503
	Mimasu Semiconductor Industry Co., Ltd.	15,400	176,746
#	Minebea Co., Ltd.	142,000	550,352
	Ministop Co., Ltd.	7,900	112,166
#	Miraca Holdings, Inc.	20,800	424,529
	Miroku Jyoho Service Co., Ltd.	9,000	18,038
* #	Misawa Homes Co., Ltd,	17,200	51,850
	Misawa Resort Co., Ltd.	3,000	5,115
#	Misumi Group, Inc.	9,000	121,517
	Mitani Corp.	6,000	26,496
#	Mito Securities Co., Ltd.	55,000	113,901
*	Mitsuba Corp.	36,000	108,501
* #	Mitsubishi Cable Industries, Ltd.	147,000	125,431
	Mitsubishi Chemical Holdings Corp.	449,000	1,710,050
#	Mitsubishi Corp.	350,500	5,394,003
#	Mitsubishi Electric Corp.	186,000	990,603
#	Mitsubishi Estate Co., Ltd.	37,074	484,600
	Mitsubishi Gas Chemical Co., Inc.	292,000	1,364,540

55

	Mitsubishi Heavy Industries, Ltd.	548,000	1,793,794
#	Mitsubishi Kakoki Kaisha, Ltd.	32,000	75,168
	Mitsubishi Logistics Corp.	68,000	648,475
	Mitsubishi Materials Corp.	494,160	1,430,414
* #	Mitsubishi Motors Corp.	357,000	547,073
	Mitsubishi Paper Mills, Ltd.	254,000	377,463
	Mitsubishi Pencil Co., Ltd.	35,900	373,125
#	Mitsubishi Rayon Co., Ltd.	306,452	638,000
	Mitsubishi Steel Manufacturing Co., Ltd.	89,000	187,113
#	Mitsubishi Tanabe Pharma Corp.	70,000	668,154
#	Mitsubishi UFJ Financial Group, Inc.	983,100	5,362,681
	Mitsubishi UFJ Financial Group, Inc. ADR	951,538	5,157,336
#	Mitsuboshi Belting, Ltd.	68,000	260,813
	Mitsui & Co., Ltd.	19,000	201,525
#	Mitsui & Co., Ltd. Sponsored ADR	15,592	3,320,472
	Mitsui Chemicals, Inc.	400,065	1,194,798
	Mitsui Engineering and Shipbuilding Co., Ltd.	391,000	800,767
	Mitsui Fudosan Co., Ltd.	31,000	390,056
#	Mitsui High-Tec, Inc.	28,800	231,742
	Mitsui Home Co., Ltd.	46,000	205,534
	Mitsui Knowledge Industry Co., Ltd.	1,115	158,865
#	Mitsui Matsushima Co., Ltd.	92,000	101,004
*	Mitsui Mining and Smelting Co., Ltd.	588,000	1,164,041
#	Mitsui O.S.K. Lines, Ltd.	342,000	1,954,355
	Mitsui Sugar Co., Ltd.	46,000	123,571
	Mitsui Sumitomo Insurance Group Holdings, Inc.	79,700	2,174,500
#	Mitsui-Soko Co., Ltd.	52,000	183,014
#	Mitsumi Electric Co., Ltd.	48,200	800,542
	Mitsumura Printing Co., Ltd.	15,000	48,427
	Mitsuuroko Co., Ltd.	32,300	187,744
#	Miura Co., Ltd.	15,800	346,795
*	Miyaji Engineering Group	31,000	22,049
* #	Miyakoshi Corp.	3,900	12,542
	Miyoshi Oil & Fat Co., Ltd.	76,000	101,113
	Miyuki Keori Co., Ltd.	8,000	15,088
#	Mizuho Financial Group, Inc.	1,009,000	2,127,672
*	Mizuho Investors Securities Co., Ltd.	231,000	219,511
*	Mizuho Trust & Banking Co., Ltd.	100,000	103,964
	Mizuno Corp.	107,000	420,159
	Mochida Pharmaceutical Co., Ltd.	20,000	185,605
#	Modec, Inc.	4,200	60,276
#	Monex Group, Inc.	984	302,231
	Mori Seiki Co., Ltd.	42,500	411,711
#	Morinaga & Co., Ltd.	98,000	188,768
	Morinaga Milk Industry Co., Ltd.	218,000	670,927
	Morita Holdings Corp.	43,000	144,607
	Morozoff, Ltd.	48,000	146,775
	Mory Industries, Inc.	42,000	85,681
	MOS Food Services, Inc.	13,000	199,864
	Moshi Moshi Hotline, Inc.	900	15,412
	MR Max Corp.	35,900	155,719
#	Murata Manufacturing Co., Ltd.	29,200	1,183,436

56

	Musashino Bank, Ltd.	41,700	1,147,824
* #	Mutoh Holdings Co., Ltd.	43,000	68,306
	Mutow Co., Ltd.	26,100	113,011
	Nabtesco Corp.	36,000	292,615
	NAC Co., Ltd.	3,300	27,255
	Nachi-Fujikoshi Corp.	206,000	373,888
	Nagase & Co., Ltd.	74,000	566,900
	Nagatanien Co., Ltd.	6,000	49,660
	Nagoya Railroad Co., Ltd.	179,000	540,951
* #	Naigai Co., Ltd.	28,000	15,626
	Nakabayashi Co., Ltd.	56,000	111,724
	Nakamuraya Co., Ltd.	17,000	80,756
	Nakano Corp.	18,000	23,713
	Nakayama Steel Works, Ltd.	114,000	269,128
#	Namco Bandai Holdings, Inc.	107,700	1,071,642
	NEC Capital Solutions, Ltd.	18,800	153,814
*	NEC Corp.	826,800	2,748,842
*	NEC Electronics Corp.	25,800	271,975
	NEC Fielding, Ltd.	12,800	131,899
	NEC Mobiling, Ltd.	12,000	187,502
#	NEC System Integration & Construction, Ltd.	11,400	108,024
* #	NEC Tokin Corp.	35,000	75,766
	Net One Systems Co., Ltd.	272	342,725
*	Netmarks, Inc.	32	5,013
	Neturen Co., Ltd.	35,900	272,548
	New Japan Radio Co., Ltd.	33,000	85,783
	New Tachikawa Aircraft Co., Ltd.	1,600	77,555
#	NGK Insulators, Ltd.	29,000	444,752
	NGK Spark Plug Co., Ltd.	130,000	1,254,269
	NHK Spring Co., Ltd.	162,000	748,869
	Nice Holdings, Inc.	88,000	131,577
	Nichia Steel Works, Ltd.	47,000	122,288
#	Nichias Corp.	116,000	260,615
	Nichiban Co., Ltd.	38,000	117,497
	Nichicon Corp.	69,200	664,041
#	Nichiha Corp.	22,900	127,043
#	Nichii Gakkan Co.	30,800	262,878
#	Nichimo Co., Ltd.	15,000	24,923
*	Nichimo Corp.	90,000	913
	Nichirei Corp.	121,000	423,406
	Nichireki Co., Ltd.	22,000	65,166
	Nidec Copal Corp.	14,400	93,608
	Nidec Corp.	4,200	234,644
	Nidec Corp. ADR	9,900	137,610
	Nidec Sankyo Corp.	38,000	144,280
#	Nidec Tosok Corp.	6,200	45,695
	Nifco, Inc.	53,800	713,588
#	Nihon Chouzai Co., Ltd.	5,750	74,921
#	Nihon Dempa Kogyo Co., Ltd.	18,000	293,238
#	Nihon Eslead Corp.	5,700	19,984
* #	Nihon Inter Electronics Corp.	19,200	36,334
	Nihon Kagaku Sangyo Co., Ltd.	3,000	13,423

57

	Nihon Kohden Corp.	13,200	144,678
	Nihon Matai Co., Ltd.	9,000	7,757
#	Nihon Nohyaku Co., Ltd.	23,000	163,712
#	Nihon Parkerizing Co., Ltd.	33,000	275,112
	Nihon Spindle Manufacturing Co., Ltd.	46,000	68,138
	Nihon Unisys, Ltd.	36,200	227,531
#	Nikkiso Co., Ltd.	23,000	130,026
	Nikko Co., Ltd.	28,000	76,392
	Nikon Corp.	47,000	622,903
	Nintendo Co., Ltd.	2,400	645,267
	Nippo Corp.	55,000	413,369
	Nippon Beet Sugar Manufacturing Co., Ltd.	144,000	320,266
*	Nippon Carbide Industries Co., Inc.	29,000	25,097
	Nippon Carbon Co., Ltd.	23,000	54,701
#	Nippon Ceramic Co., Ltd.	18,700	186,333
	Nippon Chemical Industrial Co., Ltd.	81,000	152,552
#	Nippon Chemi-Con Corp.	132,000	327,922
#	Nippon Chemiphar Co., Ltd.	5,000	14,284
	Nippon Chutetsukan K.K.	15,000	19,233
	Nippon Chuzo K.K.	27,000	26,687
#	NIPPON COKE & ENGINEERING CO., LTD.	29,000	31,098
#	Nippon Concrete Industries Co., Ltd.	33,000	42,234
#	Nippon Denko Co., Ltd.	28,000	119,377
	Nippon Densetsu Kogyo Co., Ltd.	49,000	418,399
	Nippon Denwa Shisetu Co., Ltd.	52,000	143,130
#	Nippon Electric Glass Co., Ltd.	108,000	878,844
	Nippon Express Co., Ltd.	248,000	884,440
	Nippon Felt Co., Ltd.	15,100	61,917
	Nippon Filcon Co., Ltd.	16,300	76,888
	Nippon Fine Chemical Co., Ltd.	22,900	118,022
	Nippon Flour Mills Co., Ltd.	150,000	579,307
*	Nippon Formula Feed Manufacturing Co., Ltd.	32,000	31,865
#	Nippon Gas Co., Ltd.	16,800	230,363
	Nippon Hume Corp.	31,000	81,612
	Nippon Jogesuido Sekkei Co., Ltd.	82	60,795
	Nippon Kanzai Co., Ltd.	2,800	36,048
	Nippon Kasei Chemical Co., Ltd.	32,000	45,722
	Nippon Kayaku Co., Ltd.	159,000	856,645
	Nippon Kinzoku Co., Ltd.	61,000	87,137
	Nippon Koei Co., Ltd.	78,000	182,153
	Nippon Konpo Unyu Soko Co., Ltd.	57,000	468,780
#	Nippon Koshuha Steel Co., Ltd.	90,000	88,253
*	Nippon Light Metal Co., Ltd.	606,000	543,060
	Nippon Meat Packers, Inc.	67,000	689,814
#	Nippon Metal Industry Co., Ltd.	146,000	223,865
	Nippon Mining Holdings, Inc.	377,500	1,714,088
	Nippon Mitsubishi Oil Corp.	536,000	2,789,179
#	Nippon Paint Co., Ltd.	191,000	701,874
#	Nippon Paper Group, Inc.	52,500	1,490,066
	Nippon Parking Development Co., Ltd.	143	5,213
	Nippon Pillar Packing Co., Ltd.	22,000	68,166
* #	Nippon Piston Ring Co., Ltd.	77,000	75,761

58

	Nippon Seiki Co., Ltd.	41,000	369,803
	Nippon Seiro Co., Ltd.	14,000	18,475
	Nippon Seisen Co., Ltd.	31,000	65,333
	Nippon Sheet Glass Co., Ltd.	416,000	1,178,652
	Nippon Shinyaku Co., Ltd.	66,000	589,184
	Nippon Shokubai Co., Ltd.	115,000	705,234
	Nippon Signal Co., Ltd.	82,600	499,693
	Nippon Soda Co., Ltd.	162,000	531,567
	Nippon Steel Corp.	390,000	1,311,225
	Nippon Steel Trading Co., Ltd.	66,000	89,610
#	Nippon Suisan Kaisha, Ltd.	240,800	689,057
	Nippon Telegraph & Telephone Corp.	5,100	192,171
	Nippon Telegraph & Telephone Corp. ADR	49,300	926,840
	Nippon Thompson Co., Ltd.	82,000	354,519
	Nippon Tungsten Co., Ltd.	10,000	13,590
	Nippon Valqua Industries, Ltd.	49,000	101,805
	Nippon Yakin Kogyo Co., Ltd.	133,500	461,284
#	Nippon Yusen K.K.	262,000	1,073,237
	Nippon Yusoki Co., Ltd.	29,000	64,194
	Nipponkoa Insurance Co., Ltd.	132,000	715,737
#	Nipro Corp.	63,000	918,650
* #	NIS Group Co., Ltd.	191,604	84,163
*	NIS Group Co., Ltd. ADR	30,800	6,730
#	Nishimatsu Construction Co., Ltd.	316,000	272,263
#	Nishimatsuya Chain Co., Ltd.	15,800	126,731
	Nishi-Nippon Bank, Ltd.	543,000	1,094,659
#	Nishi-Nippon Railroad Co., Ltd.	148,000	541,951
	Nishishiba Electric Co., Ltd.	10,000	14,223
	Nissan Chemical Industries, Ltd.	20,000	166,805
	Nissan Motor Co., Ltd.	538,200	2,809,128
	Nissan Shatai Co., Ltd.	89,000	561,471
	Nissay Dowa General Insurance Co., Ltd.	104,000	448,474
	Nissei Corp.	20,100	132,640
	Nissei Plastic Industrial Co., Ltd.	7,600	16,925
	Nissen Holdings Co., Ltd.	25,500	97,868
#	Nissha Printing Co., Ltd.	7,900	230,389
	Nisshin Fudosan Co., Ltd.	9,100	18,563
	Nisshin Seifun Group, Inc.	49,700	511,719
	Nisshin Steel Co., Ltd.	564,000	1,088,183
#	Nisshinbo Holdings, Inc.	97,000	1,023,078
	Nissho Electronics Corp.	17,500	177,555
	Nissin Corp.	82,000	148,346
	Nissin Electric Co., Ltd.	32,000	124,383
	Nissin Foods Holdings Co., Ltd.	17,575	477,634
#	Nissin Kogyo Co., Ltd.	40,300	459,862
	Nissin Sugar Manufacturing Co., Ltd.	32,000	61,394
	Nissui Pharmaceutical Co., Ltd.	17,700	131,976
	Nitchitsu Co., Ltd.	11,000	19,462
	Nitori Co., Ltd.	4,500	253,207
	Nitta Corp.	25,400	291,915
	Nittan Valve Co., Ltd.	24,000	68,053
	Nittetsu Mining Co., Ltd.	66,000	225,666

59

	Nitto Boseki Co., Ltd.	291,000	558,448
	Nitto Denko Corp.	60,600	1,411,427
	Nitto Electric Works, Ltd.	32,600	270,561
	Nitto FC Co., Ltd.	5,000	23,783
	Nitto Kohki Co., Ltd.	7,000	122,055
	Nitto Seiko Co., Ltd.	38,000	94,774
*	Nittoc Construction Co., Ltd.	29,000	17,738
#	NOF Corp.	141,000	521,799
#	Nohmi Bosai, Ltd.	30,000	223,684
	NOK Corp.	84,600	984,800
	Nomura Co., Ltd.	52,000	122,145
	Nomura Holdings, Inc.	107,000	645,697
#	Nomura Holdings, Inc. ADR	200,097	1,202,583
#	Nomura Real Estate Holdings, Inc.	25,500	417,437
	Nomura Research Institute, Ltd.	7,500	133,382
	Noritake Co., Ltd.	128,000	361,012
#	Noritsu Koki Co., Ltd.	19,600	149,999
	Noritz Corp.	18,300	231,470
	Nosan Corp.	8,000	17,201
	NS Solutions Corp.	13,300	154,978
#	NSD Co., Ltd.	28,300	222,731
#	NSK, Ltd.	333,000	1,482,215
	NTN Corp.	320,000	1,065,751
#	NTT Data Corp.	81	212,949
#	NTT DoCoMo, Inc.	1,077	1,502,834
	NTT DoCoMo, Inc. Sponsored ADR	44,600	621,278
*	Oak Capital Corp.	101,000	14,387
	Obayashi Corp.	357,000	1,752,768
	Obayashi Road Corp.	18,000	29,573
	Obic Co., Ltd.	1,370	185,980
#	Odakyu Electric Railway Co., Ltd.	50,000	407,214
	Oenon Holdings, Inc.	36,000	69,351
*	OHARA, Inc.	9,500	115,135
	Oie Sangyo Co., Ltd.	1,200	9,601
	Oiles Corp.	13,968	161,489
#	Oji Paper Co., Ltd.	272,000	1,171,002
	Okabe Co., Ltd.	49,700	188,147
	Okamoto Industries, Inc.	37,000	124,153
	Okamoto Machine Tool Works, Ltd.	24,000	23,533
	Okamura Corp.	77,000	376,212
	Okano Valve Manufacturing Co.	4,000	30,304
#	Okasan Securities Group, Inc.	102,000	383,537
	Okaya Electric Industries Co., Ltd.	4,400	11,464
	Oki Electric Cable Co., Ltd.	12,000	15,786
*	Oki Electric Industry Co., Ltd.	561,000	526,178
	Okinawa Electric Power Co., Ltd.	6,280	298,636
	OKK Corp.	71,000	60,748
	OKUMA Corp.	147,000	646,742
#	Okumura Corp.	204,000	766,462
	Okura Industrial Co., Ltd.	59,000	148,053
	Okuwa Co., Ltd.	15,000	162,493
	Olympic Corp.	21,300	132,192

60

#	Olympus Corp.	14,000	229,423
	O-M, Ltd.	7,000	25,614
*	Omikenshi Co., Ltd.	24,000	17,759
	Omron Corp.	49,800	735,172
#	Ono Pharmaceutical Co., Ltd.	17,900	761,257
	Ono Sokki Co., Ltd.	25,000	91,475
	Onoken Co., Ltd.	15,600	116,279
	Onward Holdings Co., Ltd.	98,000	592,864
	Oracle Corp. Japan	1,900	67,231
#	Organo Corp.	20,000	142,617
	Oriental Land Co., Ltd.	5,200	327,809
	Oriental Shiraishi Corp.	9,700	98
	Oriental Yeast Co., Ltd.	11,000	48,233
	Origin Electric Co., Ltd.	22,000	56,332
	Osaka Gas Co., Ltd.	129,000	408,791
	Osaka Organic Chemical Industry, Ltd.	5,000	17,579
	Osaka Steel Co., Ltd.	18,300	293,555
#	Osaka Titanium Technologies Co., Ltd.	2,100	63,496
#	Osaki Electric Co., Ltd.	17,000	141,121
#	OSG Corp.	26,400	166,201
	Otsuka Corp.	1,900	70,666
	Oyo Corp.	23,800	241,987
* #	P.S. Mitsubishi Construction Co., Ltd.	24,000	59,462
	Pacific Industrial Co., Ltd.	50,000	145,539
	Pacific Metals Co., Ltd.	105,000	674,219
	PanaHome Corp.	104,000	576,289
#	Panasonic Corp.	195,000	2,857,640
	Panasonic Corp. Sponsored ADR	204,353	2,979,467
	Panasonic Electric Works Co., Ltd.	124,000	1,008,995
#	Paramount Bed Co., Ltd.	19,800	261,563
#	Parco Co., Ltd.	32,000	217,759
#	PARIS MIKI HOLDINGS, INC.	17,000	157,811
#	Park24 Co., Ltd.	18,700	144,322
*	Pasco Corp.	45,000	72,256
#	Pasona Group, Inc.	105	47,564
	PCA Corp.	1,000	8,697
*	Penta-Ocean Construction Co., Ltd.	288,500	342,807
* #	PIA Corp.	700	7,285
#	Pigeon Corp.	8,600	215,221
	Pilot Corp.	65	69,475
	Piolax, Inc.	11,900	147,635
* #	Pioneer Electronic Corp.	176,400	564,805
*	Poplar Co., Ltd.	3,500	22,307
	Press Kogyo Co., Ltd.	109,000	190,651
	Prima Meat Packers, Ltd.	113,000	130,530
#	Pronexus, Inc.	15,900	96,494
#	Q.P. Corp.	42,900	418,591
* #	Radia Holdings, Inc.	458	1,989
	Raito Kogyo Co., Ltd.	52,100	118,704
#	Rasa Industries, Ltd.	80,000	96,969
#	Rengo Co., Ltd.	128,000	639,376
*	Renown, Inc.	41,900	60,176

61

#	Resona Holdings, Inc.	29,400	395,048
	Resorttrust, Inc.	19,100	184,677
	Rheon Automatic Machinery Co., Ltd.	4,000	8,626
* #	Rhythm Watch Co., Ltd.	136,000	120,408
#	Ricoh Co., Ltd.	160,000	1,978,220
	Ricoh Leasing Co., Ltd.	14,700	217,663
	Right On Co., Ltd.	8,800	60,705
#	Riken Corp.	103,000	271,250
	Riken Keiki Co., Ltd.	21,000	113,540
	Riken Technos Corp.	58,000	99,019
	Riken Vitamin Co., Ltd.	11,400	289,232
#	Ringer Hut Co., Ltd.	2,800	32,625
#	Rinnai Corp.	17,400	606,715
#	RISA Partners, Inc.	249	115,884
	Rock Field Co., Ltd.	9,600	112,395
	Rohm Co., Ltd.	43,300	2,655,527
	Rohto Pharmaceutical Co., Ltd.	25,000	225,292
	Roland Corp.	23,100	277,074
#	Roland DG Corp.	7,900	106,600
#	Round One Corp.	48,000	354,631
#	Royal Co., Ltd.	42,100	432,412
	Ryobi, Ltd.	154,000	358,935
	Ryoden Trading Co., Ltd.	38,000	153,093
	Ryohin Keikaku Co., Ltd.	5,075	193,908
	Ryosan Co., Ltd.	33,600	708,708
	Ryoshoku, Ltd.	9,000	183,769
	Ryoyo Electro Corp.	25,400	203,841
	S Foods, Inc.	27,000	203,125
*	S Science Co., Ltd.	175,000	3,561
	S.T. Chemical Co., Ltd.	8,000	73,327
	Sagami Chain Co., Ltd.	8,000	70,620
#	Sagami Railway Co., Ltd.	33,000	134,421
	Saibu Gas Co., Ltd.	124,000	305,465
#	Saint Marc Holdings Co., Ltd.	2,300	58,117
#	Saizeriya Co., Ltd.	17,500	198,685
	Sakai Chemical Industry Co., Ltd.	104,000	311,425
	Sakai Heavy Industries, Ltd.	40,000	60,499
* #	Sakai Ovex Co., Ltd.	51,000	55,734
	Sakata INX Corp.	57,000	154,946
#	Sakata Seed Corp.	44,300	579,844
#	Sala Corp.	58,500	313,323
	San-Ai Oil Co., Ltd.	59,000	221,938
*	Sanden Corp.	126,000	284,045
	Sanei-International Co., Ltd.	13,000	81,774
*	Sanix, Inc.	16,900	16,850
	Sankei Building Co., Ltd.	29,100	130,789
	Sanken Electric Co., Ltd.	121,000	378,794
	Sanki Engineering Co., Ltd.	63,000	425,011
#	Sanko Metal Industrial Co., Ltd.	18,000	59,922
#	Sankyo Co., Ltd.	11,700	593,517
	Sankyo Seiko Co., Ltd.	54,300	84,030
	Sankyo-Tateyama Holdings, Inc.	281,000	197,356

62

	Sankyu, Inc.	104,000	305,428
#	Sanoh Industrial Co., Ltd.	34,100	138,427
#	Sanrio Co., Ltd.	11,500	85,504
	Sanshin Electronics Co., Ltd.	29,000	179,334
*	Sansui Electric Co., Ltd.	624,000	38,259
	Santen Pharmaceutical Co., Ltd.	14,600	412,339
	Sanwa Holdings Corp.	111,000	306,755
	Sanyo Chemical Industries, Ltd.	33,000	153,541
	Sanyo Denki Co., Ltd.	47,000	116,846
* #	Sanyo Electric Co., Ltd.	365,000	604,057
	Sanyo Housing Nagoya Co., Ltd.	93	66,890
	Sanyo Industries, Ltd.	10,000	15,691
#	Sanyo Shokai, Ltd.	49,000	159,504
#	Sanyo Special Steel Co., Ltd.	130,000	462,210
* #	Sapporo Hokuyo Holdings, Inc.	237,500	686,218
	Sapporo Holdings, Ltd.	48,000	199,978
#	Sasebo Heavy Industries Co., Ltd.	32,000	64,842
	Sato Corp.	13,000	115,763
	Sato Shoji Corp.	19,700	102,901
	Satori Electric Co., Ltd.	15,400	69,634
*	Saxa Holdings, Inc.	55,000	66,427
	SBI Holdings, Inc.	12,990	1,551,945
	Secom Co., Ltd.	13,300	491,168
	Secom Joshinetsu Co., Ltd.	1,500	23,907
	Secom Techno Service Co., Ltd.	5,500	115,597
#	Sega Sammy Holdings, Inc.	54,612	494,362
	Seibu Electric Industry Co., Ltd.	16,000	62,218
	Seika Corp.	55,000	112,412
	Seikagaku Corp.	14,900	142,090
*	Seikitokyu Kogyo Co., Ltd.	36,000	14,513
	Seiko Epson Corp.	57,200	807,854
#	Seiko Holdings Corp.	84,000	176,480
	Seino Holdings Co., Ltd.	197,000	1,074,259
	Seiren Co., Ltd.	60,100	280,334
	Sekisui Chemical Co., Ltd.	257,000	1,349,372
	Sekisui House, Ltd.	189,000	1,631,134
	Sekisui Jushi Co., Ltd.	38,000	251,997
	Sekisui Plastics Co., Ltd.	90,000	252,951
#	Senko Co., Ltd.	37,000	98,245
	Senshu Electric Co., Ltd.	9,500	93,282
#	Senshukai Co., Ltd.	41,400	265,066
	Seven & I Holdings Co., Ltd.	89,552	2,023,574
#	Sharp Corp.	309,000	3,253,688
#	Shibaura Mechatronics Corp.	24,000	101,550
#	Shibusawa Warehouse Co., Ltd.	26,000	96,824
	Shibuya Kogyo Co., Ltd.	7,300	59,024
	Shiga Bank, Ltd.	174,000	938,794
	Shikibo, Ltd.	110,000	250,472
	Shikoku Bank, Ltd.	125,000	449,300
	Shikoku Chemicals Corp.	54,000	175,353
	Shikoku Coca-Cola Bottling Co., Ltd.	21,800	174,377
#	Shikoku Electric Power Co., Inc.	12,100	331,670

63

#	Shima Seiki Manufacturing Co., Ltd.	24,400	529,913
	Shimachu Co., Ltd.	22,700	396,657
#	Shimadzu Corp.	56,000	342,310
#	Shimamura Co., Ltd.	7,500	519,688
#	Shimano, Inc.	8,200	243,433
	Shimizu Bank, Ltd.	8,100	318,382
#	Shimizu Corp.	170,000	814,273
	Shin Nippon Air Technologies Co., Ltd.	22,800	176,805
	Shinagawa Refractories Co., Ltd.	60,000	112,159
	Shindengen Electric Manufacturing Co., Ltd.	82,000	147,808
	Shin-Etsu Chemical Co., Ltd.	15,300	743,623
#	Shin-Etsu Polymer Co., Ltd.	51,000	267,091
#	Shinkawa, Ltd.	18,200	222,423
	Shin-Keisei Electric Railway Co., Ltd.	25,000	85,814
#	Shinko Electric Industries Co., Ltd.	43,600	429,909
	Shinko Plantech Co., Ltd.	9,000	59,883
	Shinko Securities Co., Ltd.	361,000	841,742
	Shinko Shoji Co., Ltd.	21,100	136,788
	Shinko Wire Co., Ltd.	47,000	76,632
#	Shin-Kobe Electric Machinery Co., Ltd.	14,000	110,650
	Shinmaywa Industries, Ltd.	104,000	297,939
	Shinnihon Corp.	17,600	17,515
#	Shinsei Bank, Ltd.	689,000	901,323
	Shinsho Corp.	48,000	74,546
	Shinwa Kaiun Kaisha, Ltd.	77,000	196,827
	SHINYEI KAISHA	5,000	6,447
#	Shionogi & Co., Ltd.	54,000	929,025
	Shiroki Co., Ltd.	81,000	152,793
	Shiseido Co., Ltd.	18,000	316,016
	Shizuki Electric Co., Inc.	19,000	49,413
	Shizuoka Bank, Ltd.	81,000	729,782
#	Shizuoka Gas Co., Ltd.	33,500	187,357
#	Sho-Bond Corp.	8,200	147,431
#	Shobunsha Publications, Inc.	17,200	83,277
#	Shochiku Co., Ltd.	39,000	269,163
#	Shoko Co., Ltd.	47,000	49,847
	Showa Aircraft Industry Co., Ltd.	11,000	41,852
	Showa Corp.	55,300	262,019
	Showa Denko K.K.	897,000	1,351,329
#	Showa Sangyo Co., Ltd.	46,000	124,381
	Showa Shell Sekiyu K.K.	60,500	532,176
	Siix Corp.	14,800	53,119
* #	Silver Seiko, Ltd.	119,000	10,934
	Sinanen Co., Ltd.	50,000	238,169
* #	Sinfonia Technology Co., Ltd.	48,000	102,982
	Sintokogio, Ltd.	55,900	361,223
	SKY Perfect JSAT Holdings, Inc.	1,237	446,665
	SMC Corp.	5,100	500,293
#	SMK Corp.	69,000	221,919
#	Snow Brand Milk Products Co., Ltd.	73,000	182,203
	SNT Corp.	29,300	86,036
	Soda Nikka Co., Ltd.	13,000	37,272

64

	Sodick Co., Ltd.	57,100	132,220
	Soft99 Corp.	7,500	30,465
	Softbank Corp.	21,100	333,802
	Sogo Medical Co., Ltd.	2,900	58,557
#	Sohgo Security Services Co., Ltd.	57,400	517,373
	Sojitz Corp.	932,700	1,445,445
	Sompo Japan Insurance, Inc.	361,000	2,175,581
	Sonton Food Industry Co., Ltd.	3,000	17,350
	Sony Corp.	2,000	51,968
	Sony Corp. Sponsored ADR	257,200	6,651,192
#	Sony Financial Holdings, Inc.	56	176,189
	Sorun Corp.	19,100	76,473
	Sotoh Co., Ltd.	6,300	64,057
	Space Co., Ltd.	3,700	24,282
	SPK Corp.	5,700	58,072
#	Square Enix Holdings Co., Ltd.	7,200	129,567
	SRA Holdings, Inc.	9,300	57,225
	SRI Sports, Ltd.	140	100,628
#	SSP Co., Ltd.	29,000	144,014
	Stanley Electric Co., Ltd.	83,100	1,180,085
	Star Micronics Co., Ltd.	36,800	299,831
	Starzen Corp.	51,000	109,166
#	Stella Chemifa Corp.	7,000	150,494
	Subaru Enterprise Co., Ltd.	9,000	25,764
#	Sugi Holdings Co., Ltd.	4,800	90,654
	Sugimoto & Co., Ltd.	10,300	86,053
	Sumco Corp.	45,660	670,845
	Sumida Corp.	19,700	96,424
	Suminoe Textile Co., Ltd.	70,000	90,165
* #	Sumiseki Holdings, Inc.	11,700	10,929
	Sumisho Computer Systems Corp.	15,500	181,607
	Sumitomo Bakelite Co., Ltd.	205,000	813,652
	Sumitomo Chemical Co., Ltd.	675,000	2,656,800
	Sumitomo Corp.	268,400	2,336,296
	Sumitomo Densetsu Co., Ltd.	26,900	130,134
	Sumitomo Electric Industries, Ltd.	276,900	2,697,544
	Sumitomo Forestry Co., Ltd.	83,700	567,012
	Sumitomo Heavy Industries, Ltd.	335,000	1,393,109
*	Sumitomo Light Metal Industries, Ltd.	341,000	319,198
	Sumitomo Metal Industries, Ltd.	182,000	426,341
#	Sumitomo Metal Mining Co., Ltd.	166,000	1,853,798
*	Sumitomo Mitsui Construction Co., Ltd.	140,400	108,357
#	Sumitomo Mitsui Financial Group, Inc.	117,600	4,078,506
	Sumitomo Osaka Cement Co., Ltd.	395,000	887,702
	Sumitomo Pipe & Tube Co., Ltd.	29,500	155,835
#	Sumitomo Precision Products Co., Ltd.	49,000	193,389
#	Sumitomo Real Estate Sales Co., Ltd.	4,370	160,386
#	Sumitomo Realty & Development Co., Ltd.	26,000	311,878
	Sumitomo Rubber Industries, Ltd.	97,300	670,649
	Sumitomo Seika Chemicals Co., Ltd.	52,000	143,373
	Sumitomo Trust & Banking Co., Ltd.	416,000	1,740,824
	Sumitomo Warehouse Co., Ltd.	192,000	689,822

65

	Sun Wave Corp.	26,000	38,686
	Sundrug Co., Ltd.	6,000	92,832
#	SUNX, Ltd.	28,200	77,138
#	Suruga Bank, Ltd.	69,000	591,592
	Suzuken Co., Ltd.	38,100	941,276
*	Suzuki Metal Industry Co., Ltd.	16,000	20,357
	Suzuki Motor Corp.	49,700	937,386
*	SWCC Showa Holdings Co., Ltd.	271,000	190,162
* #	SxL Corp.	28,000	13,562
#	Sysmex Corp.	3,500	105,449
	SystemPro Co., Ltd.	60	22,339
	T&D Holdings, Inc.	30,250	904,399
#	T. Hasegawa Co., Ltd.	12,400	128,638
	Tachibana Eletech Co., Ltd.	17,700	121,877
	Tachi-S Co., Ltd.	25,500	163,983
	Tadano, Ltd.	52,421	230,313
	Taihei Dengyo Kaisha, Ltd.	17,000	148,599
	Taihei Kogyo Co., Ltd.	59,000	193,669
#	Taiheiyo Cement Corp.	926,000	1,625,710
* #	Taiheiyo Kaiun Co., Ltd.	16,000	16,927
	Taiho Kogyo Co., Ltd.	24,300	170,074
	Taikisha, Ltd.	17,000	193,878
	Taisei Corp.	578,000	1,256,611
#	Taisei Lamick Co., Ltd.	900	17,885
	Taisei Rotec Corp.	88,000	128,790
	Taisho Pharmaceutical Co., Ltd.	12,000	219,552
#	Taiyo Nippon Sanso Corp.	55,000	385,068
#	Taiyo Yuden Co., Ltd.	103,000	792,100
	Takagi Securities Co., Ltd.	15,000	18,850
	Takamatsu Construction Group	10,200	137,063
	Takano Co., Ltd.	14,200	80,718
#	Takaoka Electric Manufacturing Co., Ltd.	84,000	200,814
#	Takara Holdings, Inc.	70,000	342,341
	Takara Printing Co., Ltd.	8,900	81,045
#	Takara Standard Co., Ltd.	91,000	520,950
#	Takasago International Corp.	35,000	167,793
	Takasago Thermal Engineering Co., Ltd.	43,000	331,597
*	Takashima & Co., Ltd.	14,000	20,345
#	Takashimaya Co., Ltd.	229,000	1,429,557
	Takata Corp.	29,400	341,999
* #	TAKE AND GIVE. NEEDS Co., Ltd.	1,000	50,652
	Takeda Pharmaceutical Co., Ltd.	20,300	719,934
	Takiron Co., Ltd.	59,000	146,693
	Takisawa Machine Tool Co., Ltd.	21,000	16,486
#	Takuma Co., Ltd.	73,000	112,194
	Tamura Corp.	74,000	146,256
	Tasaki Shinju Co., Ltd.	18,000	12,059
	Tatsuta Electric Wire & Cable Co., Ltd.	64,000	141,420
	Tayca Corp.	33,000	81,748
	TBK Co., Ltd.	7,000	10,259
	TCM Corp.	97,000	124,847
	TDK Corp.	4,600	209,782

66

	TDK Corp. Sponsored ADR	48,131	2,175,521
* #	Teac Corp.	26,000	11,623
	Techno Associe Co., Ltd.	3,000	15,127
	Techno Ryowa, Ltd.	8,870	46,175
*	Tecmo Koei Holdings Co., Ltd.	19,160	129,974
	Teijin, Ltd.	515,750	1,322,474
#	Teikoku Electric Manufacturing Co., Ltd.	4,500	62,771
	Teikoku Piston Ring Co., Ltd.	21,500	94,132
	Teikoku Tsushin Kogyo Co., Ltd.	43,000	86,332
*	Tekken Corp.	142,000	148,325
#	Telepark Corp.	40	48,849
	Tenma Corp.	22,100	208,581
	Terumo Corp.	7,800	295,113
	The 77 Bank, Ltd.	267,000	1,368,232
	The Aichi Bank, Ltd.	6,600	477,336
	The Akita Bank, Ltd.	150,000	500,650
	The Aomori Bank, Ltd.	181,000	687,951
	The Awa Bank, Ltd.	148,000	833,697
* #	The Bank of Ikeda, Ltd.	9,600	367,981
#	The Bank of Iwate, Ltd.	20,900	1,006,094
#	The Bank of Kyoto, Ltd.	169,000	1,356,492
	The Bank of Nagoya, Ltd.	91,000	384,979
	The Bank of Okinawa, Ltd.	18,900	509,817
	The Bank of Saga, Ltd.	136,000	407,066
	The Chiba Bank, Ltd.	204,000	1,011,735
*	The Chiba Kogyo Bank, Ltd.	30,500	286,754
	The Chugoku Bank, Ltd.	99,000	1,247,095
	The Chugoku Electric Power Co., Ltd.	18,600	374,790
	The Chukyo Bank, Ltd.	189,000	605,811
* #	The Daiei, Inc.	104,000	401,787
	The Daisan Bank, Ltd.	147,000	401,761
	The Daishi Bank, Ltd.	247,000	930,914
	The Daito Bank, Ltd.	94,000	61,195
	The Ehime Bank, Ltd.	340,000	847,006
	The Eighteenth Bank, Ltd.	161,000	469,431
*	The Fuji Fire & Marine Insurance Co., Ltd.	125,000	128,537
#	The Fukui Bank, Ltd.	278,000	871,598
	The Gunma Bank, Ltd.	230,000	1,146,007
	The Hachijuni Bank, Ltd.	240,000	1,413,989
	The Higo Bank, Ltd.	161,000	880,611
	The Hiroshima Bank, Ltd.	135,000	511,821
	The Hokkoku Bank, Ltd.	208,000	704,375
#	The Hokuetsu Bank, Ltd.	202,000	333,017
	The Hyakugo Bank, Ltd.	183,000	924,650
	The Hyakujishi Bank, Ltd.	301,000	1,378,960
	The Iyo Bank, Ltd.	72,000	718,287
	The Japan Steel Works, Ltd.	16,000	173,289
	The Japan Wool Textile Co., Ltd.	88,000	515,844
#	The Joyo Bank, Ltd.	196,000	905,499
#	The Kagawa Bank, Ltd.	67,000	282,437
	The Kagoshima Bank, Ltd.	126,000	844,410
*	The Kanto Tsukuba Bank, Ltd.	56,900	239,460

67

	The Keihin Co., Ltd.	59,000	73,823
	The Keiyo Bank, Ltd.	175,000	651,519
	The Kita-Nippon Bank, Ltd.	6,700	171,808
	The Maruetsu, Inc.	31,000	132,016
	The Michinoku Bank, Ltd.	126,000	305,222
*	The Minato Bank, Ltd.	193,000	250,375
	The Miyazaki Bank, Ltd.	123,000	482,226
	The Nagano Bank, Ltd.	71,000	186,668
#	The Nanto Bank, Ltd.	162,000	837,698
#	The Nippon Road Co., Ltd.	88,000	233,209
	The Nippon Synthetic Chemical Industry Co., Ltd.	65,000	226,567
#	The Nisshin Oillio Group, Ltd.	145,000	573,065
	The Ogaki Kyoritsu Bank, Ltd.	148,000	652,181
	The Oita Bank, Ltd.	107,000	550,866
	The Pack Corp.	7,900	100,642
	The San-in Godo Bank, Ltd.	119,000	922,022
	The Yasuda Warehouse Co., Ltd.	11,200	79,933
#	THK Co., Ltd.	85,700	1,188,545
	Tigers Polymer Corp.	4,000	13,224
	TKC Corp.	9,600	174,686
	Toa Corp.	209,000	251,513
	Toa Doro Kogyo Co., Ltd.	47,000	89,400
	Toa Oil Co., Ltd.	101,000	113,645
	Toabo Corp.	53,000	49,197
	Toagosei Co., Ltd.	114,000	284,089
*	Tobishima Corp.	214,000	71,655
#	Tobu Railway Co., Ltd.	173,000	902,572
	Tobu Store Co., Ltd.	25,000	74,968
	TOC Co., Ltd.	53,500	177,608
	Tocalo Co., Ltd.	12,700	133,999
	Tochigi Bank, Ltd.	122,000	564,463
#	Toda Corp.	140,000	458,571
#	Toda Kogyo Corp.	47,000	178,283
	Todentu Corp.	19,000	30,353
	Toei Co., Ltd.	18,000	79,117
	Toenec Corp.	42,000	194,138
	Toho Bank, Ltd.	150,000	547,593
	Toho Co., Ltd. (6895200)	26,000	343,422
	Toho Co., Ltd. (6895211)	21,000	69,631
	Toho Gas Co., Ltd.	103,000	438,466
	Toho Real Estate Co., Ltd.	22,600	109,739
#	Toho Titanium Co., Ltd.	4,800	68,733
	Toho Zinc Co., Ltd.	147,000	489,492
	Tohoku Bank, Ltd.	73,000	110,419
#	Tohto Suisan Co., Ltd.	11,000	13,021
	Tohuku Electric Power Co., Inc.	26,300	548,545
#	Tokai Carbon Co., Ltd.	102,000	457,422
	Tokai Corp.	18,000	61,622
*	Tokai Kanko Co., Ltd.	114,000	38,395
	Tokai Lease Co., Ltd.	14,000	18,550
	Tokai Rika Co., Ltd.	52,900	694,901
	Tokai Rubber Industries, Ltd.	37,200	326,422

68

	Tokai Tokyo Financial Holdings, Inc.	124,000	274,828
	Tokio Marine Holdings, Inc.	60,612	1,598,538
	Tokio Marine Holdings, Inc. ADR	63,004	1,654,485
*	Toko, Inc.	87,000	101,893
	Tokushima Bank, Ltd.	73,000	363,476
	Tokushu Tokai Holdings Co., Ltd.	119,380	288,065
	Tokuyama Corp.	126,000	751,360
	Tokyo Denpa Co., Ltd.	2,200	10,927
	Tokyo Dome Corp.	73,000	208,300
	Tokyo Electric Power Co., Ltd.	65,100	1,525,002
	Tokyo Electron Device, Ltd.	92	101,316
	Tokyo Electron, Ltd.	24,800	1,134,094
	Tokyo Energy & Systems, Inc.	34,000	245,228
#	Tokyo Gas Co., Ltd.	138,000	523,186
	Tokyo Kaikan Co., Ltd.	2,000	6,982
	Tokyo Keiki, Inc.	79,000	97,542
#	Tokyo Kikai Seisakusho, Ltd.	21,000	36,023
#	Tokyo Ohka Kogyo Co., Ltd.	56,200	950,832
	Tokyo Radiator Manufacturing Co. Ltd.	8,200	19,625
	Tokyo Rakutenchi Co., Ltd.	26,000	99,748
#	Tokyo Rope Manufacturing Co., Ltd.	75,000	198,889
	Tokyo Sangyo Co., Ltd.	24,500	61,610
#	Tokyo Seimitsu Co., Ltd.	42,600	493,125
	Tokyo Steel Manufacturing Co., Ltd.	74,900	767,150
	Tokyo Style Co., Ltd.	63,000	464,526
#	Tokyo Tatemono Co., Ltd.	203,000	689,421
	Tokyo Tekko Co., Ltd.	44,000	126,018
#	Tokyo Theatres Co., Inc.	31,000	58,162
#	Tokyo Tomin Bank, Ltd.	33,500	468,185
#	Tokyotokeiba Co., Ltd.	66,000	88,605
	Tokyu Community Corp.	9,900	153,345
#	Tokyu Construction Co., Ltd.	83,650	227,223
#	Tokyu Corp.	119,000	507,601
#	Tokyu Land Corp.	282,000	943,701
	Tokyu Livable, Inc.	9,700	58,189
	Tokyu Recreation Co., Ltd.	6,000	30,675
	Toli Corp.	61,000	102,718
	Tomato Bank, Ltd.	122,000	294,236
#	Tomen Electronics Corp.	13,400	128,687
	Tomoe Corp.	36,800	77,559
* #	Tomoegawa Paper Co., Ltd.	7,000	14,203
	Tomoku Co., Ltd.	88,000	157,500
	Tomy Co., Ltd.	19,100	77,558
	Tonami Holdings Co., Ltd.	88,000	206,301
#	TonenGeneral Sekiyu K.K.	28,000	266,310
* #	Tonichi Carlife Group, Inc.	22,000	22,059
#	Topcon Corp.	44,600	209,571
#	Toppan Forms Co., Ltd.	26,300	283,587
	Toppan Printing Co., Ltd.	184,000	1,394,286
	Topre Corp.	46,000	378,743
	Topy Industries, Ltd.	202,000	312,264
#	Toray Industries, Inc.	320,000	1,411,726

69

* #	Tori Holdings Co., Ltd.	117,000	6,021
	Torigoe Co., Ltd.	7,800	54,971
	Torii Pharmaceutical Co., Ltd.	16,200	214,599
#	Torishima Pump Manufacturing Co., Ltd.	9,000	114,608
	Tose Co., Ltd.	3,800	21,935
#	Toshiba Corp.	227,000	778,978
	Toshiba Machine Co., Ltd.	138,000	409,528
#	Toshiba Plant Kensetsu Co., Ltd.	23,000	216,206
	Toshiba TEC Corp.	133,000	471,048
	Tosho Printing Co., Ltd.	75,000	178,697
	Tosoh Corp.	386,000	886,606
	Totetsu Kogyo Co., Ltd.	33,000	154,200
#	TOTO, Ltd.	124,000	618,459
* #	Totoku Electric Co., Ltd.	18,000	17,856
#	Tottori Bank, Ltd.	61,000	164,133
	Touei Housing Corp.	7,300	16,177
	Toukei Computer Co., Ltd.	3,200	35,025
* #	Towa Bank, Ltd.	221,000	110,569
* #	Towa Corp.	5,100	13,151
	Towa Pharmaceutical Co., Ltd.	3,200	121,672
#	Toyo Construction Co., Ltd.	135,000	62,944
	Toyo Corp.	16,400	146,851
	Toyo Electric Co., Ltd.	21,000	112,120
	Toyo Engineering Corp.	67,000	213,214
	Toyo Ink Manufacturing Co., Ltd.	187,000	405,363
	Toyo Kanetsu K.K.	162,000	269,251
	Toyo Kohan Co., Ltd.	63,000	249,108
	Toyo Machinery & Metal Co., Ltd.	4,000	5,384
#	Toyo Radiator Co., Ltd.	59,000	93,520
*	Toyo Securities Co., Ltd.	74,000	122,114
	Toyo Seikan Kaisha, Ltd.	94,400	1,563,277
#	Toyo Suisan Kaisha, Ltd.	20,000	391,023
* #	Toyo Tanso Co, Ltd.	2,100	78,067
* #	Toyo Tire & Rubber Co., Ltd.	166,000	288,138
#	Toyo Wharf & Warehouse Co., Ltd.	64,000	83,406
#	Toyobo Co., Ltd.	448,000	701,165
	Toyoda Gosei Co., Ltd.	48,800	959,892
	Toyota Auto Body Co., Ltd.	30,800	493,517
	Toyota Boshoku Corp.	46,700	592,160
#	Toyota Motor Corp. Sponsored ADR	240,669	19,051,358
	Toyota Tsusho Corp.	91,225	1,077,340
* #	Trans Cosmos, Inc.	24,000	153,721
	Trend Micro, Inc.	2,500	76,127
	Trend Micro, Inc. Sponsored ADR	3,540	107,439
	Trinity Industrial Corp.	3,000	9,393
#	Trusco Nakayama Corp.	20,400	247,408
	Tsubakimoto Chain Co.	161,000	528,112
	Tsubakimoto Kogyo Co., Ltd.	24,000	49,107
	Tsudakoma Corp.	60,000	64,956
#	Tsugami Corp.	61,000	96,593
#	Tsukamoto Co., Ltd.	18,000	13,544
	Tsukishima Kikai Co., Ltd.	31,000	164,348

70

	Tsumura & Co.	17,900	490,207
	Tsurumi Manufacturing Co., Ltd.	25,000	136,005
	Tsutsumi Jewelry Co., Ltd.	11,200	183,911
	Tsuzuki Denki Co., Ltd.	8,000	21,373
	TV Asahi Corp.	226	287,588
	TYK Corp.	34,000	74,561
	Ube Industries, Ltd.	210,000	395,983
	Ube Material Industries, Ltd.	61,000	101,343
	Uchida Yoko Co., Ltd.	60,000	160,802
#	Ulvac, Inc.	25,800	480,748
	Uni-Charm Corp.	3,900	271,413
	Unicharm Petcare Corp.	2,000	53,358
	Uniden Corp.	46,000	146,024
	Unimat Offisco Corp.	22,700	196,582
#	Union Tool Co.	6,200	148,460
*	Unitika, Ltd.	186,000	206,525
	UNY Co., Ltd.	161,000	1,182,935
#	U-Shin, Ltd.	27,900	108,343
#	Ushio, Inc.	48,200	625,395
#	USS Co., Ltd.	3,430	155,434
	Utoc Corp.	18,700	53,895
	Valor Co., Ltd.	21,100	158,303
*	Venture Link Co., Ltd.	53,300	12,113
*	Vital Ksk Holdings, Inc.	36,200	178,394
#	Wacoal Corp.	54,000	668,972
*	Wakachiku Construction Co., Ltd.	66,000	32,133
	Wakamoto Pharmaceutical Co., Ltd.	7,000	28,989
	Warabeya Nichiyo Co., Ltd.	6,000	66,280
	Watabe Wedding Corp.	5,300	84,027
	Watami Food Service Co., Ltd.	5,400	108,210
	West Japan Railway Co.	134	410,933
	Wood One Co., Ltd.	39,000	103,360
#	Xebio Co., Ltd.	11,600	178,234
#	Yachiyo Bank, Ltd.	10,700	309,143
#	Yahagi Construction Co., Ltd.	17,000	92,692
#	Yahoo! Japan Corp.	367	91,616
	Yaizu Suisankagaku Industry Co., Ltd.	9,600	94,696
	Yakult Honsha Co., Ltd.	21,400	368,454
	YAMABIKO Corp.	5,535	79,697
#	Yamada Denki Co., Ltd.	8,650	398,432
	Yamagata Bank, Ltd.	98,000	442,928
	Yamaguchi Financial Group, Inc.	120,000	1,159,381
	Yamaha Corp.	126,000	1,439,749
	Yamaha Motor Co., Ltd.	86,000	909,106
*	Yamaichi Electronics Co., Ltd.	15,300	28,179
	Yamamura Glass Co., Ltd.	110,000	214,076
	Yamanashi Chuo Bank, Ltd.	136,000	666,260
	Yamatake Corp.	25,600	429,053
	Yamatane Corp.	103,000	101,492
#	Yamato Corp.	26,000	86,855
	Yamato Holdings Co., Ltd.	82,000	913,834
	Yamato Kogyo Co., Ltd.	23,100	524,693

71

#	Yamazaki Baking Co., Ltd.	28,000	286,993
	Yamazen Co., Ltd.	52,800	152,420
	Yaoko Co., Ltd.	3,900	105,558
	Yaskawa Electric Corp.	128,000	595,675
	Yellow Hat, Ltd.	26,500	83,842
	Yodogawa Steel Works, Ltd.	132,000	600,279
	Yokogawa Bridge Holdings Corp.	19,000	164,366
	Yokogawa Electric Corp.	171,900	887,103
	Yokohama Reito Co., Ltd.	46,000	266,188
	Yokohama Rubber Co., Ltd.	137,000	596,865
	Yokowo Co., Ltd.	18,000	80,624
	Yomeishu Seizo Co., Ltd.	12,000	106,241
#	Yomiuri Land Co., Ltd.	18,000	50,127
	Yondenko Corp.	21,000	102,293
	Yonekyu Corp.	26,500	251,760
	Yonex Co., Ltd.	9,400	61,549
	Yorozu Corp.	18,900	165,836
	Yoshimoto Kogyo Co., Ltd.	15,800	146,266
#	Yoshinoya Holdings Co., Ltd.	330	350,311
	Yuasa Funashoku Co., Ltd.	6,000	11,147
#	Yuasa Trading Co., Ltd.	229,000	224,354
	Yuken Kogyo Co., Ltd.	43,000	71,768
#	Yuki Gosei Kogyo Co., Ltd.	11,000	33,638
	Yukiguni Maitake Co., Ltd.	3,000	11,094
	Yuraku Real Estate Co., Ltd.	52,000	59,764
	Yurtec Corp.	46,000	241,083
	Yushin Precision Equipment Co., Ltd.	8,200	89,334
#	Yushiro Chemical Industry Co., Ltd.	6,200	53,254
	Yutaka Foods Corp.	4,000	46,515
#	Zenrin Co., Ltd.	7,800	101,413
#	Zensho Co., Ltd.	10,100	47,771
	Zeon Corp.	186,000	569,342
	Zeria Pharmaceutical Co., Ltd.	11,000	115,251
#	Zuken, Inc.	23,100	143,242
TOTAL COMMON STOCKS			594,469,241

RIGHTS/WARRANTS — (0.0%)
*	Dowa Holdings Co., Ltd. Warrants 01/29/10	10,000	—

TOTAL — JAPAN			594,469,241

NETHERLANDS — (2.2%)
COMMON STOCKS — (2.2%)
#	Aalberts Industries NV	78,963	602,803
	Accell Group NV	5,751	165,479
	Aegon NV	519,284	2,611,798
	Aegon NV ADR	85,032	403,902
#	Akzo Nobel NV	34,138	1,427,658
#	Akzo Nobel NV Sponsored ADR	27,517	1,147,459
#	Arcadis NV	11,846	174,546
#	ArcelorMittal	163,421	3,828,034

72

	ArcelorMittal ADR	29,200	688,536
* #	ASM International NV	21,139	244,624
	ASML Holding NV	75,600	1,586,397
#	ASML Holding NV ADR	53,231	1,125,836
* #	BE Semiconductor Industries NV	133,114	261,578
	Beter Bed Holding NV	2,719	29,084
#	Brunel International NV	3,957	63,644
	Crown Van Gelder NV	734	7,158
*	Crucell NV	604	12,643
*	Crucell NV ADR	38,643	811,117
*	Draka Holding NV	8,867	94,740
	Eriks Group NV	7,904	266,558
	Exact Holding NV	7,123	141,218
	Fornix Biosciences NV	2,884	24,233
	Fugro NV	58,057	2,078,558
	Grontmij NV	7,444	163,775
* #	Heijmans NV	14,300	92,098
#	Heineken Holding NV	40,972	967,425
#	Heineken NV	75,799	2,252,454
	ICT Automatisering NV	12,826	64,653
#	Imtech NV	26,704	416,790
	ING Groep NV	13,039	118,853
	ING Groep NV Sponsored ADR	636,311	5,764,978
#	Innoconcepts NV	12,157	46,815
	Kas Bank NV	6,042	74,399
	Kendrion NV	2,894	26,765
	Koninklijke (Royal) KPN NV Sponsored ADR	4,300	51,041
#	Koninklijke Ahold NV	375,307	4,111,916
*	Koninklijke Ahold NV ADR	21,680	240,865
#	Koninklijke Bam Groep NV	97,598	959,455
	Koninklijke Boskalis Westminster NV	30,940	721,407
	Koninklijke DSM NV	153,605	4,763,635
	Koninklijke KPN NV	177,435	2,133,181
	Koninklijke Philips Electronics NV	207,740	3,748,253
	Koninklijke Philips Electronics NV ADR	176,300	3,169,874
#	Koninklijke Ten Cate NV	19,431	370,821
	Koninklijke Vopak NV	33,655	1,482,049
#	Macintosh Retail Group NV	46,365	505,303
	Mediq NV	34,025	335,453
	Nederlandsche Apparatenfabriek NV	2,154	43,354
*	Nedfield NV	855	459
	Nutreco Holding NV	55,042	1,888,962
#	Oce NV	63,720	403,277
	Ordina NV	16,965	74,241
*	Pharming Group NV	31,665	20,666
*	Punch Graphix NV	15,260	34,169
* #	Qurius NV	35,278	9,609
	Randstad Holdings NV	94,215	2,161,758
#	Reed Elsevier NV	4,128	45,353
	Reed Elsevier NV ADR	45,688	999,197
	RSDB NV	692	11,648
* #	Samas NV	14,546	6,991

73

#	SBM Offshore NV	147,481	2,377,062
	SES SA	23,039	415,895
	Sligro Food Group NV	9,013	205,032
	Smit Internationale NV	6,637	373,716
	SNS Reaal	83,390	469,395
*	Super De Boer NV	7,155	28,700
#	Telegraaf Media Groep NV	21,291	280,142
	TKH Group NV	17,975	225,405
	TNT NV	103,841	1,913,738
* #	TomTom NV	11,730	74,885
	Unilever NV	181,970	3,600,719
	Unit 4 Agresso NV	7,972	96,520
	USG People NV	58,493	550,047
*	Van der Moolen Holding NV	31,519	90,179
	Wavin NV	94,215	264,315
	Wolters Kluwer NV	115,216	1,895,950

TOTAL — NETHERLANDS			68,941,245

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
	Abano Healthcare Group, Ltd.	17,364	44,105
#	Air New Zealand, Ltd.	255,526	151,507
	Auckland International Airport, Ltd.	1,170,562	1,098,033
	Contact Energy, Ltd.	124,092	399,959
	Ebos Group, Ltd.	13,743	37,653
	Fisher & Paykel Appliances Holdings, Ltd.	203,176	52,786
	Fisher & Paykel Healthcare Corp.	134,214	230,590
	Fletcher Building, Ltd.	370,855	1,401,173
	Freightways, Ltd.	35,467	58,111
#	Hallenstein Glassons Holdings, Ltd.	7,659	11,094
	Infratil, Ltd.	202,190	179,562
	Mainfreight, Ltd.	23,999	61,765
	Michael Hill International, Ltd.	72,300	22,411
	New Zealand Exchange, Ltd.	7,387	29,871
	New Zealand Oil & Gas, Ltd.	272,057	214,128
	New Zealand Refining Co., Ltd.	57,281	222,577
	Nuplex Industries, Ltd.	424,640	86,422
	Port of Tauranga, Ltd.	59,253	184,171
	Pumpkin Patch, Ltd.	23,700	16,109
	Pyne Gould Guinness, Ltd.	156,989	119,903
*	Rubicon, Ltd.	42,151	17,304
	Ryman Healthcare, Ltd.	97,765	77,406
	Sanford, Ltd.	31,342	99,344
	Sky City Entertainment Group, Ltd.	149,195	230,994
	Sky Network Television, Ltd.	112,025	258,939
#	Steel & Tube Holdings, Ltd.	25,952	41,902
	Telecom Corp. of New Zealand, Ltd.	91,524	146,345
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	50,137	401,597
	Tourism Holdings, Ltd.	23,932	6,640
	Tower, Ltd.	123,176	94,821
#	Trustpower, Ltd.	74,003	297,846

74

	Vector, Ltd.	211,642	258,326
	Warehouse Group, Ltd.	26,709	54,160

TOTAL — NEW ZEALAND			6,607,554

NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
#	Acergy SA	94,893	732,951
#	Acta Holding ASA	77,000	25,570
	Aker Kvaerner ASA	56,080	339,053
#	Aktiv Kapital ASA	31,100	150,607
#	Atea ASA	62,273	189,545
	Austevoll Seafood ASA	45,000	132,301
*	Birdstep Technology ASA	41,000	18,391
* #	Blom ASA	17,000	33,513
	Bonheur ASA	15,525	323,605
* #	BW Gas, Ltd.	29,000	90,329
* #	BW Offshore, Ltd.	54,375	46,648
	Camillo Eitze & Co. ASA	11,661	17,825
	Cermaq ASA	51,490	310,371
* #	Copeinca ASA	20,439	52,607
* #	Det Norske Oljeselskap ASA	528,000	446,068
	DnB NOR ASA Series A	321,541	2,001,352
#	DOF ASA	24,641	125,890
	EDB Business Partner ASA	20,000	42,084
* #	Eitzen Chemical ASA	46,000	24,462
	Ekornes ASA	17,497	211,397
* #	Eltek ASA	25,643	5,751
	Farstad Shipping ASA	7,858	117,573
	Fred Olsen Energy ASA	13,951	439,797
#	Frontline, Ltd.	4,950	97,909
	Ganger Rolf ASA	35,100	687,504
	Havila Shipping ASA	2,400	14,246
*	Itera Consulting Group ASA	40,000	13,088
* #	Kongsberg Automotive ASA	11,800	7,494
*	Kongsberg Gruppen ASA	6,364	293,074
*	Kverneland Group ASA	81,000	54,501
* #	Marine Harvest	2,044,719	921,347
*	Nordic Semiconductor ASA	58,700	155,521
* #	Norse Energy Corp. ASA	183,000	94,400
	Norsk Hydro ASA	402,580	1,775,093
	Norsk Hydro ASA Sponsored ADR	50,900	222,942
* #	Norske Skogindustrier ASA Series A	115,090	269,299
* #	Norwegian Air Shuttle ASA	6,231	43,735
#	Odfjell ASA Series A	43,400	258,302
*	ODIM ASA	5,400	28,810
	Olav Thon Eiendomsselskap ASA	230	18,322
#	Orkla ASA	297,750	2,131,623
* #	PCI Biotech AS	340	505
* #	Petroleum-Geo Services ASA	98,050	474,339
* #	Petrolia Drilling ASA	305,000	16,854
*	Photocure ASA	3,400	15,935

75

*	Pronova BioPharma AS	20,500	51,425
*	Prosafe ASA	86,400	354,979
*	Prosafe Production Public, Ltd.	166,700	299,219
* #	Q-Free ASA	66,600	154,299
* #	Renewable Energy Corp. ASA	22,300	201,447
#	Rieber and Son ASA Series A	10,000	63,080
#	Scana Industrier ASA	100,403	97,921
	Schibsted ASA	29,874	310,185
*	Seadrill, Ltd.	178,800	1,908,291
* #	Sevan Marine ASA	100,393	88,455
	Solstad Offshore ASA	6,400	74,533
*	Songa Offshore ASA	32,500	53,896
	SpareBanken 1 SMN	40,323	182,688
	StatoilHydro ASA	26,002	484,612
#	StatoilHydro ASA Sponsored ADR	65,875	1,225,275
*	Storebrand ASA	262,598	952,780
* #	Subsea 7, Inc.	67,195	502,305
#	Tandberg ASA Series A	44,995	633,069
	Telenor ASA	59,700	371,280
*	TGS Nopec Geophysical Co. ASA	123,991	915,568
	Tomra Systems ASA	60,100	222,267
	TTS Marine ASA	6,500	16,098
	Veidekke ASA	50,500	239,965
#	Wilh. Wilhelmsen ASA	10,752	135,967
#	Yara International ASA	51,474	1,379,538

TOTAL — NORWAY			24,391,675

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
	Altri SGPS SA	37,676	112,013
#	Banco BPI SA	474,901	1,123,110
#	Banco Comercial Portugues SA	2,095,789	1,955,805
	Banco Espirito Santo SA	167,899	821,760
	Banif SGPS SA	59,028	85,293
#	Brisa SA	105,739	720,671
#	Cimpor Cimentos de Portugal SA	212,222	1,265,966
*	Corticeira Amorim SA	182,162	175,780
#	Energias de Portugal SA	185,237	673,716
	Energias de Portugal SA Sponsored ADR	7,300	263,092
*	Finibanco Holdings SGPS SA	148,650	422,964
#	Galp Energia SGPS SA Series B	88,266	1,170,507
*	Impresa Sociedade Gestora de Participacoes SA	41,474	43,683
*	Investimentos Participacoes e Gestao SA	66,000	33,822
#	Jeronimo Martins SGPS SA	65,004	366,651
* #	Mota-Engil SGPS SA	36,475	157,579
*	Novabase SGPS SA	12,258	79,536
* #	ParaRede SGPS SA	45,991	44,286
#	Portucel-Empresa Produtora de Pasta de Papel SA	317,577	678,899
	Portugal Telecom SA	106,571	812,603
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	97,933	535,403

76

	Redes Energeticas Nacionais SA	68,733	284,409
	Sag Gest - Solucoes Automovel Globais SGPS SA	13,935	18,364
	Sociedade de Investimento e Gestao SGPS SA	49,740	417,010
* #	Sonae Capital SGPS SA	30,129	23,715
#	Sonae Industria SGPS SA	42,143	135,579
#	Sonae SGPS SA	602,027	506,619
*	Sonaecom SGPS SA	205,187	509,147
	Teixeira Duarte Engenharia e Construcoes SA	106,038	107,454

TOTAL — PORTUGAL			13,545,436

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
	Allgreen Properties, Ltd.	419,500	157,216
	Apollo Enterprises, Ltd.	30,000	17,423
	Aqua-Terra Supply Co., Ltd.	31,000	3,443
	Armstrong Industrial Corp., Ltd.	49,000	5,088
	Asia Environment Holdings, Ltd.	98,820	7,959
*	Asia Food and Properties, Ltd.	806,000	141,098
	Asia Pacific Breweries, Ltd.	14,000	96,427
	ASL Marine Holdings, Ltd.	201,000	69,503
	Auric Pacific Group, Ltd.	25,000	8,061
*	Ban Joo & Co., Ltd.	29,333	891
	Beyonics Technology, Ltd.	135,000	11,807
*	Bonvests Holdings, Ltd.	51,600	22,921
	Broadway Industrial Group, Ltd.	31,000	3,619
	Bukit Sembawang Estates, Ltd.	61,000	99,581
	Capitaland, Ltd.	805,500	1,485,908
	Cerebos Pacific, Ltd.	53,000	99,829
	CH Offshore, Ltd.	131,000	25,546
*	Chartered Semiconductor Manufacturing, Ltd.	395,900	43,830
*	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	52,668	61,095
*	China Aviation Oil Singapore Corp., Ltd.	49,000	27,664
	China Dairy Group, Ltd.	147,000	7,831
	China Merchants Holdings Pacific, Ltd.	79,000	26,445
	Chip Eng Seng Corp., Ltd.	123,000	19,411
	Chuan Hup Holdings, Ltd.	150,000	17,734
	City Developments, Ltd.	236,000	1,021,376
	Comfortdelgro Corp., Ltd.	474,000	451,881
#	Cosco Corp. (Singapore), Ltd.	617,000	420,640
*	Creative Technology Co., Ltd.	43,250	96,270
	CSC Holdings, Ltd.	250,000	20,186
	CSE Global, Ltd.	140,000	39,480
	CWT, Ltd.	104,000	27,363
	DBS Group Holdings, Ltd.	392,500	2,495,254
* #	Delong Holdings, Ltd.	78,200	30,558
*	Enviro-Hub Holdings, Ltd.	129,000	10,351
*	Eucon Holdings, Ltd.	241,000	4,459
#	Ezra Holdings, Ltd.	284,000	176,362
	F.J. Benjamin Holdings, Ltd.	90,000	8,765
	Federal International (2000), Ltd.	145,000	13,652
	Food Empire Holdings, Ltd.	94,800	15,280

77

	Fraser & Neave, Ltd.	704,000	1,237,428
	Freight Links Express Holdings, Ltd.	500,000	13,351
*	Fu Yu Corp., Ltd.	118,000	5,579
*	Gallant Venture, Ltd.	128,000	11,613
*	GK Goh Holdings, Ltd.	87,000	30,467
* #	Global Voice Group, Ltd.	1,017,000	13,708
	Goodpack, Ltd.	118,000	64,587
	GP Batteries International, Ltd.	15,000	6,631
#	Guocoland, Ltd.	158,666	122,556
	Hersing Corp., Ltd.	66,000	8,850
	Hi-P International, Ltd.	612,000	213,692
#	Ho Bee Investment, Ltd.	641,000	180,102
*	Hong Fok Corp., Ltd.	191,400	33,967
	Hong Leong Asia, Ltd.	157,000	76,299
	Hotel Grand Central, Ltd.	105,132	38,494
*	Hotel Plaza, Ltd.	391,500	241,180
#	Hotel Properties, Ltd.	135,000	92,837
	Hour Glass, Ltd.	50,000	18,150
* #	HTL International Holdings, Ltd.	112,000	12,221
	Huan Hsin Holdings, Ltd.	67,000	9,452
	HupSteel, Ltd.	145,000	12,727
	Hwa Hong Corp., Ltd.	95,000	24,593
#	Hyflux, Ltd.	61,000	74,520
*	Indofood Agri Resources, Ltd.	243,000	148,128
	InnoTek, Ltd.	74,000	10,572
*	Innovalues, Ltd.	36,000	1,430
	Isetan (Singapore), Ltd.	15,000	30,249
	Jardine Cycle & Carriage, Ltd.	66,838	639,270
#	Jaya Holdings, Ltd.	343,000	73,587
	Jurong Technologies Industrial Corp., Ltd.	213,200	3,600
	K1 Ventures, Ltd.	656,000	52,956
	Keppel Corp., Ltd.	131,000	522,995
#	Keppel Land, Ltd.	239,000	274,989
	Keppel Telecommunications and Transportation, Ltd.	79,000	48,806
	Kim Eng Holdings, Ltd.	320,573	320,845
	Koh Brothers Group, Ltd.	161,000	19,489
#	KS Energy Services, Ltd.	211,000	113,559
	Lafe Corp., Ltd.	75,600	3,050
	Lee Kim Tah Holdings, Ltd.	60,000	15,598
	Low Keng Huat Singapore, Ltd.	174,000	23,426
	Lum Chang Holdings, Ltd.	123,000	14,855
*	Manhattan Resources, Ltd.	47,000	13,956
*	Mediaring.Com, Ltd.	747,000	40,104
	Memtech International, Ltd.	310,000	17,071
	Metro Holdings, Ltd.	145,000	33,275
	MFS Technology, Ltd.	52,000	6,322
	Midas Holdings, Ltd.	130,000	38,767
	MobileOne, Ltd.	96,000	95,250
#	Neptune Orient Lines, Ltd.	492,000	427,736
	Nera Telecommunications, Ltd.	105,000	18,360
#	NSL, Ltd.	75,000	69,219
	Olam International, Ltd.	246,600	290,817

78

	Orchard Parade Holdings, Ltd.	62,000	27,192
*	Osim International, Ltd.	119,000	13,578
*	Overseas Union Enterprise, Ltd.	20,000	134,707
	Overseas-Chinese Banking Corp., Ltd.	718,000	2,829,783
	Pan-United Corp., Ltd.	100,000	31,536
	Parkway Holdings, Ltd.	661,453	534,963
#	Petra Foods, Ltd.	112,000	39,990
	Popular Holdings, Ltd.	330,000	25,580
*	PSC Corp., Ltd.	181,924	18,996
	QAF, Ltd.	87,000	15,507
#	Raffles Education Corp., Ltd.	215,878	62,955
	Rotary Engineering, Ltd.	87,000	25,626
	San Teh, Ltd.	140,400	23,581
	SBS Transit, Ltd.	39,500	42,284
*	SC Global Developments, Ltd.	259,284	93,336
	Seksun Corp., Ltd.	178,000	3,966
	SembCorp Industries, Ltd.	354,000	647,578
	SembCorp Marine, Ltd.	179,800	253,135
	Sim Lian Group, Ltd.	83,000	17,769
	Singapore Airlines, Ltd.	170,400	1,225,531
#	Singapore Exchange, Ltd.	119,000	499,160
	Singapore Land, Ltd.	113,000	263,992
	Singapore Petroleum Co., Ltd.	108,000	242,318
	Singapore Post, Ltd.	335,000	171,600
#	Singapore Press Holdings, Ltd.	363,000	709,651
	Singapore Reinsurance Corp., Ltd.	55,000	6,281
	Singapore Shipping Corp., Ltd.	137,000	19,306
	Singapore Technologies Engineering, Ltd.	152,000	262,240
	Singapore Telecommunications, Ltd.	843,350	1,449,112
*	Sinomem Technology, Ltd.	75,000	6,813
	Sinwa, Ltd.	89,000	8,358
	SMRT Corp., Ltd.	269,000	280,767
	SSH Corp., Ltd.	219,000	21,338
	Stamford Land Corp., Ltd.	200,000	34,307
	Starhub, Ltd.	93,710	115,356
	Straco Corp., Ltd.	150,000	8,865
#	Straits Asia Resources, Ltd.	178,000	126,139
	Sunningdale Tech, Ltd.	130,000	5,257
* #	Swiber Holdings, Ltd.	95,000	30,431
	Tat Hong Holdings, Ltd.	422,000	225,213
*	Thakral Corp., Ltd.	793,000	23,745
	Tiong Woon Corp. Holding, Ltd.	112,000	18,094
*	Tuan Sing Holdings, Ltd.	251,000	18,605
	UMS Holdings, Ltd.	86,000	7,876
*	United Engineers, Ltd.	104,000	100,748
#	United Industrial Corp., Ltd.	650,000	468,338
	United Overseas Bank, Ltd.	181,000	1,395,092
	UOB-Kay Hian Holdings, Ltd.	191,000	162,297
*	UOL Group, Ltd.	476,000	708,815
	Venture Corp., Ltd.	158,000	632,093
	WBL Corp., Ltd.	170,000	395,798
	Wheelock Properties, Ltd.	249,000	183,859

79

	Wilmar International, Ltd.	147,000	351,243
	Wing Tai Holdings, Ltd.	282,100	166,778
	Xpress Holdings, Ltd.	474,000	19,035
* #	Yangzijiang Shipbuilding Holdings, Ltd.	761,000	255,089
#	Yanlord Land Group, Ltd.	399,000	384,030
	Yellow Pages (Singapore), Ltd.	29,000	4,697
	YHI International, Ltd.	96,000	8,433
*	Yongnam Holdings, Ltd.	263,000	26,414
*	Zhongguo Jilong, Ltd.	24,675	737
TOTAL COMMON STOCKS			29,089,405

RIGHTS/WARRANTS — (0.0%)
*	Ban Joo & Co., Ltd. Warrants 11/22/11	7,333	74
*	Manhattan Resources, Ltd. Warrants 04/09/11	14,100	476
TOTAL RIGHTS/WARRANTS			550

TOTAL — SINGAPORE			29,089,955

SPAIN — (2.7%)
COMMON STOCKS — (2.7%)
	Abengoa SA	26,637	459,134
	Abertis Infraestructuras SA	94,988	1,700,189
	Acciona SA	14,167	1,448,425
#	Acerinox SA	108,150	1,647,213
#	Actividades de Construccion y Servicios SA	60,589	3,030,312
	Adolfo Dominguez SA	2,648	25,355
#	Amper SA	12,115	102,559
#	Antena 3 de Television SA	33,475	181,994
* #	Avanzit SA	146,419	170,995
*	Azkoyen SA	14,561	63,199
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	803,476	8,693,617
	Banco de Andalucia SA	1,901	80,164
#	Banco de Sabadell SA	449,091	2,591,542
#	Banco de Valencia SA	104,668	957,238
	Banco Espanol de Credito SA	122,647	1,274,312
#	Banco Guipuzcoano SA	94,292	573,452
#	Banco Pastor SA	139,776	929,026
#	Banco Popular Espanol SA	390,341	3,217,180
#	Banco Santander Central Hispano SA	212,505	2,044,074
#	Banco Santander SA Sponsored ADR	2,128,205	19,473,076
#	Bankinter SA	172,356	2,037,320
*	Baron de Ley SA	2,832	101,866
	Bolsas y Mercados Espanoles	33,088	924,342
	Campofrio Food Group SA	20,352	180,012
#	Cementos Portland Valderrivas SA	9,057	271,744
	Cia Espanola de Petroleous SA	7,449	287,566
*	Cintra Concesiones de Infraestructuras de Transporte SA	35,283	192,813
	Construcciones y Auxiliar de Ferrocarriles SA	3,414	1,240,456
* #	Corporacion Dermoestetica	21,688	122,288
*	Criteria Caixacorp SA	77,125	289,712
*	Dogi International Fabrics SA	13,276	11,512

80

	Duro Felguera SA	16,236	101,064
	Ebro Puleva SA	98,093	1,395,871
	Elecnor SA	6,947	74,991
	Enagas SA	89,060	1,548,387
* #	Ercros SA	601,222	118,668
	Faes Farma SA	30,123	145,838
	Fomento de Construcciones y Contratas SA	29,296	1,046,958
	Gamesa Corporacion Tecnologica SA	36,035	680,141
#	Gas Natural SDG SA	79,044	1,253,369
* #	General de Alquiler de Maquinaria	8,457	48,488
#	Gestevision Telecinco SA	50,443	475,574
	Grifols SA	21,088	370,048
	Grupo Catalana Occidente SA	55,676	820,881
	Grupo Empresarial Ence SA	95,807	333,890
#	Grupo Ferrovial SA	52,018	1,508,423
	Iberdrola SA	234,619	1,847,583
	Iberia Lineas Aereas de Espana SA	276,510	516,195
	Iberpapel Gestion SA	4,081	44,358
#	Indra Sistemas SA	37,920	749,991
	Industria de Diseno Textil SA	14,898	635,218
* #	La Seda de Barcelona SA	257,738	128,186
*	Laboratorios Almirall SA	90,093	813,094
	Lingotes Especiales SA	2,224	8,124
	Mapfre SA	159,953	455,927
	Mecalux SA	4,872	71,700
	Miquel y Costas & Miquel SA	9,539	167,787
	Natra SA	7,270	44,859
*	Natraceutical SA	91,207	66,057
	NH Hoteles SA	55,057	261,363
	Nicolas Correa SA	4,684	14,944
	Obrascon Huarte Lain SA	15,618	209,943
#	Papeles y Cartones de Europa SA	49,396	197,310
	Pescanova SA	4,734	159,726
	Prim SA	5,102	39,668
* #	Promotora de Informaciones SA	47,277	128,979
	Prosegur Cia de Seguridad SA	9,343	266,811
*	Realia Business SA	102,387	296,194
	Red Electrica Corporacion SA	26,929	1,127,048
	Repsol YPF SA	1,793	34,081
	Repsol YPF SA Sponsored ADR	224,194	4,223,815
#	Sacyr Vallehermoso SA	54,014	555,265
	Service Point Solutions SA	50,557	52,975
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	56,486	62,259
	Sol Melia SA	61,819	304,240
#	SOS Cuetara SA	33,887	193,213
*	Tavex Algodonera SA	13,157	8,999
	Tecnicas Reunidas SA	2,685	94,678
*	Tecnocom Telecomunicaciones y Energia SA	30,038	147,485
	Telefonica SA	5,983	113,355
#	Telefonica SA Sponsored ADR	72,100	4,058,509
	Tubacex SA	42,119	118,944
	Tubos Reunidos SA	95,313	245,064

81

	Unipapel SA	4,501	54,360
* #	Urbas Guadahermosa SA	8,757	2,182
*	Vertice Trescientos Sesenta Grados SA	1,752	1,962
	Vidrala SA	13,737	282,231
	Viscofan SA	35,568	660,344
	Vocento SA	34,637	191,459
#	Zardoya Otis SA	19,446	398,581
* #	Zeltia SA	33,795	176,187
TOTAL COMMON STOCKS			84,476,531

RIGHTS/WARRANTS — (0.0%)
* #	Banco de Valencia SA Rights 05/11/09	104,668	18,003

TOTAL — SPAIN			84,494,534

SWEDEN — (1.6%)
COMMON STOCKS — (1.6%)
#	Aarhuskarlshamn AB	12,487	173,345
#	Acando AB	31,874	42,981
*	Active Biotech AB	8,450	62,541
	Addtech AB Series B	1,400	14,859
* #	AF AB Series B	7,700	115,884
	Alfa Laval AB	50,974	451,527
* #	Anoto Group AB	29,000	17,429
	Aros Quality Group AB	5,000	18,370
#	Assa Abloy AB Series B	100,032	1,177,692
#	Atlas Copco AB Series A	51,700	480,617
#	Atlas Copco AB Series B	26,200	216,882
	Axfood AB	6,150	127,839
	Axis Communications AB	10,350	90,196
	B&B Tools AB	8,264	75,979
*	BE Group AB	13,907	46,713
	Beiger Electronics AB	345	3,836
	Beijer Alma AB	6,700	64,280
*	Bergs Timber AB Series B	4,200	12,823
* #	Bilia AB Series A	9,300	41,094
*	Billerud AB	39,896	189,916
	Biotage AB	44,000	27,124
*	Biovitrum AB	4,833	39,238
#	Boliden AB	164,340	1,032,832
#	Cantena AB	500	4,927
	Cardo AB	12,400	274,099
#	Clas Ohlson AB Series B	69,373	802,855
*	Cloetta AB	14,784	47,783
#	Concordia Maritime AB Series B	30,791	66,112
* #	D. Carnegie & Co. AB	31,440	69,568
* #	Electrolux AB Series B	149,308	1,682,360
#	Elekta AB Series B	16,000	184,587
*	Enea Data AB Series B	17,746	57,206
#	Eniro AB	132,643	291,839
	Fagerhult AB	2,628	33,323

82

#	G & L Beijer AB Series B	1,700	36,054
#	Getinge AB	29,555	343,315
#	Geveko AB	1,000	8,518
*	Gunnebo AB	11,600	36,503
#	Hakon Invest AB	31,562	303,615
*	Haldex AB	16,100	85,320
#	Hemtex AB	2,026	6,576
#	Hennes & Mauritz AB Series B	20,833	927,482
#	Hexagon AB	38,900	296,440
*	Hexpol AB	3,350	12,699
*	HIQ International AB	13,955	42,611
#	Hoganas AB Series B	14,300	166,146
#	Holmen AB Series B	37,461	826,210
*	Husqvarna AB Series A	25,091	118,296
* #	Husqvarna AB Series B	129,518	636,748
	Industrial & Financial Systems AB Series B	9,900	77,607
*	Indutrade AB	4,400	58,486
	Intrum Justitia AB	20,946	182,030
*	JM AB	43,194	295,965
	KappAhl Holding AB	16,200	60,580
	Lagercrantz Group AB Series B	10,000	32,454
#	Lammhults Design Group AB	2,400	12,176
*	LBI International AB	18,400	32,521
*	Lindab International AB	23,912	207,424
	Loomis AB	15,933	136,169
* #	Lundin Petroleum AB	126,715	824,003
#	Meda AB Series A	95,478	636,026
*	Medivir AB Series B	5,800	40,712
	Mekonomen AB	2,400	29,175
*	Metro International SA SDR Series A	1,610	168
*	Micronic Laser Systems AB	19,636	28,764
	Modern Times Group AB Series B	18,767	507,702
* #	Munters AB	12,950	57,839
	NCC AB Series B	38,909	341,342
*	Net Insight AB Series B	50,000	26,776
#	New Wave Group AB Series B	17,600	38,794
#	NIBE Industrier AB	26,895	218,204
	Niscayah Group AB	11,000	14,450
	Nobia AB	87,500	334,555
#	Nolato AB Series B	11,141	57,048
#	Nordea Bank AB	877,560	6,527,596
	OEM International AB Series B	9,300	46,633
	ORC Software AB	1,800	25,928
* #	Oriflame Cosmetics SA	5,500	237,218
*	Pa Resources AB	62,652	173,785
*	Partnertech AB	1,500	4,826
	Peab AB Series B	54,015	226,351
*	Pricer AB Series B	250,588	16,963
* #	Proffice AB	17,165	26,524
*	Q-Med AB	8,300	46,510
	Ratos AB	40,478	692,972
#	RaySearch Laboratories AB	24,042	65,756

83

* #	Readsoft AB Series B	7,000	7,897
#	Rederi AB Transatlantic Series B	13,369	38,435
*	Rezidor Hotel Group AB	40,800	77,937
* #	rnb Retail & Brands AB	46,800	34,069
	Rorvik Timber AB	4,300	4,652
#	Sandvik AB	67,800	445,277
* #	SAS AB	627,240	289,708
*	Scribona AB Series B	10,000	7,627
*	Securitas AB Series B	79,668	660,117
*	Semcon AB	3,200	7,233
*	Sintercast AB	2,200	9,221
* #	Skandinaviska Enskilda Banken AB Series A	659,446	2,560,050
	Skanditek Industrifoervaltnings AB	117,808	216,373
#	Skanska AB Series B	137,326	1,481,203
#	SKF AB Series B	44,910	492,461
	Skistar AB	6,500	66,301
#	SSAB Svenskt Stal AB Series A	105,082	1,001,026
	SSAB Svenskt Stal AB Series B	46,496	416,972
#	Studsvik AB	2,140	15,668
	Svenska Cellulosa AB Series B	251,707	2,426,913
#	Svenska Handelsbanken AB Series A	154,132	2,685,053
	SWECO AB Series B	13,785	63,428
* #	Swedbank AB Series A	115,766	651,905
#	Swedish Match AB	55,000	784,858
	Tele2 AB Series B	146,356	1,379,453
#	Telefonaktiebolaget LM Erricson Sponsored ADR	533,760	4,552,973
	TeliaSonera AB	367,245	1,723,101
*	TradeDoubler AB	16,735	105,848
* #	Trelleborg AB Series B	50,220	205,033
	Vitrolife AB	6,000	18,520
#	Volvo AB Series A	122,357	801,384
#	Volvo AB Series B	231,984	1,512,600
	Volvo AB Sponsored ADR	70,300	453,435
TOTAL COMMON STOCKS			49,423,952

RIGHTS/WARRANTS — (0.0%)
* #	Hemtex AB Rights 05/13/09	2,026	1,209
* #	Trelleborg AB Rights 05/19/09	100,440	264,699
TOTAL RIGHTS/WARRANTS			265,908

TOTAL — SWEDEN			49,689,860

SWITZERLAND — (5.5%)
COMMON STOCKS — (5.5%)
	ABB, Ltd.	86,839	1,229,323
	ABB, Ltd. Sponsored ADR	424,571	6,037,400
	Acino Holding AG	1,961	291,474
*	Actelion, Ltd.	21,677	987,597
	Adecco SA	141,245	5,559,197
*	Advanced Digital Broadcast Holdings SA	3,871	108,570
	AFG Arbonia-Forster Holding AG	708	8,468

84

	Allreal Holding AG	9,618	1,014,552
*	Also Holding AG	635	16,024
*	Arpida, Ltd.	2,100	1,846
*	Aryzta AG	47,832	1,385,375
*	Ascom Holding AG	25,555	225,213
*	Athris Holding AG	688	466,563
#	Bachem Holdings AG	2,417	148,539
#	Baloise-Holding AG	52,464	3,851,468
	Bank Coop AG	3,692	226,108
* #	Bank Sarasin & Cie AG Series B	60,296	1,437,338
#	Banque Cantonale de Geneve	912	164,401
#	Banque Cantonale Vaudoise	2,879	982,444
#	Banque Privee Edmond de Rothschild SA	10	229,187
	Barry Callebaut AG	2,134	1,023,249
*	Basilea Pharmaceutica AG	2,104	146,825
	Basler Kantonalbank	4,603	462,504
	Belimo Holdings AG	136	98,941
	Bell Holding AG	80	94,861
	Bellevue Group AG	5,076	179,701
	Berner Kantonalbank AG	2,645	550,726
#	BKW FMB Energie AG	5,873	408,401
	Bobst Group AG	6,032	150,310
	Bossard Holding AG	2,478	98,263
	Bucher Industries AG	2,994	243,974
	Burckhardt Compression Holding AG	412	52,958
*	Card Guard AG	9,950	130,843
	Carlo Gavazzi Holding AG	209	17,280
	Centralschweizerische Kraftwerke AG	449	143,216
	Charles Voegele Holding AG	4,882	136,225
*	Cicor Technologies	729	11,920
	Clariant AG	349,806	1,973,556
*	Compagnie Financiere Richemont SA Series A	221,003	3,956,308
#	Conzzeta AG	142	173,714
	Credit Suisse Group AG	18,871	737,413
	Credit Suisse Group AG Sponsored ADR	397,715	15,224,530
* #	Cytos Biotechnology AG	1,001	11,244
	Daetwyler Holding AG	5,634	194,105
	Datacolor AG	34	5,966
*	Dottikon ES Holding AG	89	17,755
	Dufry Group	6,201	165,185
* #	EFG International AG	33,943	410,648
#	Elektrizitaets-Gesellschaft Laufenberg AG	507	455,012
	Emmi AG	1,933	193,263
	EMS-Chemie Holding AG	9,412	713,029
	Energiedienst Holding AG	7,704	319,193
	Feintol International Holding AG	147	21,469
* #	Flughafen Zuerich AG	6,039	1,267,891
#	Forbo Holding AG	1,026	170,916
#	Galenica Holding AG	1,280	368,462
#	Geberit AG	10,697	1,140,034
	George Fisher AG	6,233	1,046,018
#	Givaudan SA	5,605	3,548,626

85

#	Gurit Holding AG	285	115,520
	Helvetia Holding AG	8,121	2,105,203
	Holcim, Ltd.	158,244	8,026,517
#	Implenia AG	1,760	39,783
	Industrieholding Cham AG	557	96,272
	Interroll-Holding SA	417	88,434
	Jelmoli Holding AG	3,440	1,135,744
	Julius Baer Holdings AG	70,199	2,302,856
	Kaba Holding AG	376	72,347
*	Kardex AG	2,584	68,483
	Komax Holding AG	2,065	102,638
* #	Kudelski SA	49,220	703,429
	Kuehne & Nagel International AG	13,624	1,023,948
	Kuoni Reisen Holding AG	2,571	742,829
	Lem Holdings SA	2,962	530,465
	Lindt & Spruengli AG	20	382,648
*	Logitech International SA	67,850	906,762
#	Lonza Group AG	17,494	1,604,867
	Luzerner Kantonalbank AG	2,094	458,354
	Medisize Holding AG	270	9,195
*	Metall Zug AG	111	192,528
* #	Meyer Burger Technology AG	490	67,152
*	Micronas Semiconductor Holding AG	18,186	58,373
*	Mikron Holding AG	53,246	220,886
	Mobilezone Holding AG	6,928	41,771
	Mobimo Holding AG	4,929	670,242
#	Nestle SA	454,270	14,807,717
	Nobel Biocare Holding AG	27,620	563,067
	Novartis AG	879	33,269
	Novartis AG ADR	373,823	14,171,630
* #	Oerlikon Corp. AG	2,865	163,642
	Orell Fuessli Holding AG	435	54,616
	Panalpina Welttransport Holding AG	13,833	753,517
* #	Partners Group Holdings AG	3,113	271,996
*	Petroplus Holdings AG	21,116	360,884
	Phoenix Mecano AG	1,022	223,773
*	Precious Woods Holding AG	1,929	43,118
	PubliGroupe SA	5,715	358,408
*	Quadrant AG	382	23,371
#	Rieters Holdings AG	4,511	667,529
	Roche Holding AG Bearer	5,170	710,648
	Roche Holding AG Genusschein	82,873	10,450,628
	Romande Energie Holding SA	361	647,563
*	Schaffner Holding AG	468	56,950
	Schindler Holding AG	5,484	283,551
	Schulthess Group AG	2,126	100,246
	Schweiter Technology AG	675	227,435
	Schweizerische National-Versicherungs-Gesellschaft	662	286,960
	SGS SA	1,177	1,319,909
	Siegfried Holding AG	2,163	117,830
	Sika AG	1,078	977,962
	Societe Generale d’Affichage	689	70,413

86

	Sonova Holding AG	7,666	508,404
* #	St. Galler Kantonalbank	3,598	1,273,163
#	Straumann Holding AG	1,929	352,745
	Sulzer AG	18,171	987,602
#	Swatch Group AG	29,185	4,060,616
	Swatch Group AG	44,933	1,288,638
	Swiss Life Holding AG	21,875	1,692,366
	Swiss Re	139,989	3,322,934
	Swisscom AG	3,462	902,740
	Swisscom AG Sponsored ADR	5,100	132,345
	Swisslog Holding AG	143,988	78,534
*	Swissmetal Holding AG	2,816	17,485
	Swissquote Group Holding SA	3,174	131,837
	Syngenta AG ADR	128,298	5,471,910
	Tamedia AG	1,541	72,395
#	Tecan Group AG	10,848	344,566
* #	Temenos Group AG	10,262	142,086
	Tornos SA	11,724	63,674
*	UBS AG	121,227	1,665,234
*	UBS AG ADR	30,398	414,629
	Valartis Group AG	9,154	129,607
	Valiant Holding AG	21,628	3,803,586
#	Valora Holding AG	5,050	882,178
	Vaudoise Assurances Holdings SA	579	87,951
	Verwaltungs und Privat-Bank AG	2,914	228,367
	Von Roll Holding AG	49,263	250,532
	Vontobel Holdings AG	48,801	1,083,077
	VZ Holding AG	546	21,353
* #	Walliser Kantonalbank	173	73,221
	WMH Walter Meier Holding AG	589	27,224
	Ypsomed Holdings AG	3,188	203,568
	Zehnder Holding AG	261	189,127
#	Zuger Kantonalbank	112	382,521
	Zurich Financial Services AG	55,542	10,321,399
TOTAL COMMON STOCKS			170,557,113

RIGHTS/WARRANTS — (0.0%)
* #	AFG Arbonia-Forster Holding AG Rights 04/29/09	5,600	29,439

TOTAL — SWITZERLAND			170,586,552

UNITED KINGDOM — (15.9%)
COMMON STOCKS — (15.9%)
	A & J Mucklow Group P.L.C.	1,576	5,546
	Aberdeen Asset Management P.L.C.	1,345,598	2,609,461
	Acal P.L.C.	6,247	10,672
	Admiral Group P.L.C.	36,327	485,802
*	AEA Technology P.L.C.	27,704	7,346
	Aegis Group P.L.C.	355,086	475,369
	Aga Rangemaster Group P.L.C.	42,331	62,420
	Aggreko P.L.C.	47,704	404,578

87

	Air Partner P.L.C.	2,004	13,909
	Alexandra P.L.C.	9,456	4,337
	Alexon Group P.L.C.	5,157	3,547
*	Alizyme P.L.C.	42,517	5,080
*	Alphameric P.L.C.	42,180	15,514
*	Alterian P.L.C.	13,451	18,879
	Alumasc Group P.L.C.	8,807	12,398
	Amec P.L.C.	244,271	2,223,576
	Amlin P.L.C.	361,175	1,911,342
	Anglo American P.L.C.	452,610	9,739,406
	Anglo Pacific Group P.L.C.	100,192	198,919
	Anglo-Eastern Plantations P.L.C.	6,286	32,439
	Anite P.L.C.	269,961	114,092
*	Antisoma P.L.C.	646,856	260,101
	Antofagasta P.L.C.	115,947	995,062
*	ARC International P.L.C.	46,290	6,125
	Arena Leisure P.L.C.	182,111	48,242
*	Ark Therapeutics Group P.L.C.	217,227	169,795
	ARM Holdings P.L.C.	12,223	21,468
	ARM Holdings P.L.C. Sponsored ADR	153,780	816,572
	Arriva P.L.C.	188,583	1,287,432
	Ashmore Group P.L.C.	107,195	356,143
	Ashtead Group P.L.C.	668,497	618,715
	Associated British Foods P.L.C.	203,457	2,147,834
	Assura Group, Ltd.	54,999	26,600
	AstraZeneca P.L.C. Sponsored ADR	67,688	2,367,049
	Atkins WS P.L.C.	67,383	607,806
*	Autonomy Corp. P.L.C.	64,256	1,348,039
	Aveva Group P.L.C.	10,654	88,648
*	Avis Europe P.L.C.	608,277	146,970
	Aviva P.L.C.	1,400,120	6,446,211
*	Avon Rubber P.L.C.	8,371	7,058
*	Axis-Shield P.L.C.	22,609	97,471
	Babcock International Group P.L.C.	166,608	1,068,785
	BAE Systems P.L.C.	816,096	4,292,877
	Balfour Beatty P.L.C.	237,756	1,174,072
	Barclays P.L.C. Sponsored ADR	892,663	14,291,535
	Barr (A.G.) P.L.C.	8,798	168,839
	BBA Aviation P.L.C.	541,258	837,646
	Beazley Group P.L.C.	650,742	968,828
	Bellway P.L.C.	136,097	1,433,827
	BG Group P.L.C.	51,096	815,895
	BG Group P.L.C. Sponsored ADR	27,200	2,157,504
	BHP Billiton P.L.C.	15,526	322,242
#	BHP Billiton P.L.C. ADR	77,600	3,246,784
	Biocompatibles International P.L.C.	22,206	57,321
	Blacks Leisure Group P.L.C.	20,283	14,019
*	Blinkx P.L.C.	37,691	9,715
	Bloomsbury Publishing P.L.C.	58,768	108,359
	BlueBay Asset Management P.L.C.	16,299	43,696
	Bodycote P.L.C.	338,328	712,900
	Bovis Homes Group P.L.C.	150,787	1,021,179

88

	BP P.L.C.	79,890	564,556
	BP P.L.C. Sponsored ADR	717,376	30,459,785
	BPP Holdings P.L.C.	8,640	74,241
	Braemar Shipping Services P.L.C.	13,325	46,871
	Brambles, Ltd.	11,454	49,336
	Brammer P.L.C.	24,061	40,022
	Brewin Dolphin Holdings P.L.C.	191,567	332,216
	Brit Insurance Holdings P.L.C.	396,600	1,077,301
	British Airways P.L.C.	486,564	1,053,602
	British Airways P.L.C. Sponsored ADR	6,100	131,150
	British American Tobacco P.L.C.	82,257	1,983,781
	British American Tobacco P.L.C. Sponsored ADR	19,800	962,676
	British Polythene Industries P.L.C.	21,678	41,912
	British Sky Broadcasting Group P.L.C.	20,913	148,880
	British Sky Broadcasting Group P.L.C. Sponsored ADR	24,700	702,715
	Britvic P.L.C.	35,494	136,631
	BSS Group P.L.C.	162,038	761,335
	BT Group P.L.C. Sponsored ADR	140,608	1,930,548
*	BTG P.L.C.	109,793	235,766
	Bunzl P.L.C.	61,765	498,018
	Burberry Group P.L.C.	392,064	2,333,688
	Business Post Group P.L.C.	12,676	56,423
	Cable and Wireless P.L.C.	1,115,347	2,456,233
	Cadbury P.L.C.	4,463	33,371
	Cadbury P.L.C. Sponsored ADR	104,013	3,129,751
*	Cairn Energy P.L.C.	57,782	1,811,638
	Camellia P.L.C.	198	17,592
	Capita Group P.L.C.	63,460	639,846
	Capital & Regional P.L.C.	36,457	18,525
	Carclo P.L.C.	21,066	23,649
	Care UK P.L.C.	46,048	192,511
	Carillion P.L.C.	545,105	2,129,010
	Carnival P.L.C.	34,284	942,107
#	Carnival P.L.C. ADR	86,903	2,375,928
	Carpetright P.L.C.	3,979	33,867
	Carphone Warehouse Group P.L.C.	234,499	513,535
	Carr’s Milling Industries P.L.C.	2,672	16,553
*	Carter & Carter Group P.L.C.	3,084	—
	Castings P.L.C.	21,365	47,308
	Catlin Group, Ltd.	475,532	2,460,839
	Centaur Media P.L.C.	79,311	43,576
	Centrica P.L.C.	544,345	1,819,945
	Charles Stanley Group P.L.C.	6,583	20,626
	Charles Taylor Consulting P.L.C.	11,746	29,624
	Charter International P.L.C.	218,827	1,800,437
	Chemring Group P.L.C.	6,868	213,070
	Chesnara P.L.C.	128,213	253,488
	Chime Communications P.L.C.	17,635	22,105
	Chloride Group P.L.C.	58,159	140,028
*	Chrysalis Group P.L.C.	4,723	3,808
	Clarkson P.L.C.	5,199	39,139
	Clinton Cards P.L.C.	67,260	16,917

89

	Close Brothers Group P.L.C.	177,496	1,640,258
	Cobham P.L.C.	485,287	1,257,210
	Collins Stewart P.L.C.	105,687	147,203
*	COLT Telecom Group SA	256,127	356,567
	Communisis P.L.C.	120,651	53,811
	Compass Group P.L.C.	423,975	2,015,997
	Computacenter P.L.C.	129,035	287,607
	Connaught P.L.C.	50,619	266,208
	Consort Medical P.L.C.	26,822	154,473
	Cookson Group P.L.C.	106,278	30,748
	Corin Group P.L.C.	3,868	3,356
	Cosalt P.L.C.	1,784	2,104
	Costain Group P.L.C.	69,972	25,220
	Cranswick P.L.C.	42,921	383,658
	Creston P.L.C.	18,283	14,962
	Croda International P.L.C.	71,595	571,209
* #	CSR P.L.C.	216,724	834,396
	Daily Mail & General Trust P.L.C. Series A	256,833	1,246,993
	Dairy Crest Group P.L.C.	208,330	953,521
*	Dana Petroleum P.L.C.	81,487	1,506,570
	Davis Service Group P.L.C.	225,786	871,034
	Dawson Holdings P.L.C.	43,180	7,176
	De la Rue P.L.C.	74,699	1,058,817
#	Debenhams P.L.C.	544,691	732,690
	Dechra Pharmaceuticals P.L.C.	10,355	61,766
	Delta P.L.C.	201,787	344,421
	Development Securities P.L.C.	53,806	214,028
	Devro P.L.C.	191,737	260,309
	Diageo P.L.C. Sponsored ADR	30,700	1,468,995
	Dicom Group P.L.C.	35,274	65,006
	Dignity P.L.C.	24,720	191,584
	Dimension Data Holdings P.L.C.	1,618,467	1,215,076
	Diploma P.L.C.	63,684	103,129
	Domino Printing Sciences P.L.C.	131,778	480,196
	Drax Group P.L.C.	128,019	970,817
	DS Smith P.L.C.	490,393	559,524
	DSG International P.L.C.	1,730,005	1,095,966
	DTZ Holdings P.L.C.	9,294	5,935
	Dunelm Group P.L.C.	28,656	110,077
	Dyson Group P.L.C.	3,999	1,005
	E2V Technologies P.L.C.	23,845	37,790
*	easyJet P.L.C.	165,228	768,116
	Electrocomponents P.L.C.	241,384	561,652
	Elementis P.L.C.	587,858	224,558
*	Emerald Energy P.L.C.	14,515	103,688
	Ennstone P.L.C.	254,298	—
	Enterprise Inns P.L.C.	295,941	712,078
*	Erinaceous Group P.L.C.	16,996	415
	Euromoney Institutional Investor P.L.C.	25,384	94,276
	Evolution Group P.L.C.	269,316	474,956
	Experian P.L.C.	262,099	1,725,833
	F&C Asset Management P.L.C.	237,722	272,146

90

	Fenner P.L.C.	88,383	111,202
	Fiberweb P.L.C.	12,365	9,435
	Fidessa Group P.L.C.	28,398	461,108
	Filtrona P.L.C.	136,518	240,145
	Filtronic P.L.C.	29,188	13,639
	Findel P.L.C.	100,790	226,722
	Firstgroup P.L.C.	56,979	278,757
	Forth Ports P.L.C.	33,083	476,795
*	Fortune Oil P.L.C.	347,850	30,945
	French Connection Group P.L.C.	88,909	94,017
	Friends Provident P.L.C.	2,201,116	2,071,119
	Fuller Smith & Turner P.L.C.	36,790	248,245
	Future P.L.C.	361,156	83,853
	G4S P.L.C.	640,793	1,776,876
	Galiform P.L.C.	1,093,385	508,438
	Galliford Try P.L.C.	495,730	396,547
	Game Group P.L.C.	537,486	1,563,470
*	Games Workshop Group P.L.C.	7,668	22,657
*	Gem Diamonds, Ltd.	26,055	47,937
	Genus P.L.C.	33,267	297,353
	GKN P.L.C.	543,938	956,340
	GlaxoSmithKline P.L.C. Sponsored ADR	82,600	2,540,776
	Go-Ahead Group P.L.C.	7,587	142,538
	Goldshield Group P.L.C.	14,342	68,094
	Greene King P.L.C.	73,544	675,041
	Greggs P.L.C.	4,490	228,732
*	Gresham Computing P.L.C.	10,000	6,484
	Guinness Peat Group P.L.C.	48,022	21,478
	Halfords Group P.L.C.	121,761	595,981
	Halma P.L.C.	184,653	484,441
	Hampson Industries P.L.C.	176,952	257,934
	Hansard Global P.L.C.	10,373	24,046
*	Hardy Oil & Gas P.L.C.	17,474	61,527
	Hardy Underwriting Group P.L.C.	20,117	86,737
	Hargreaves Lansdown P.L.C.	80,332	260,257
	Harvard International P.L.C.	6,399	3,251
	Harvey Nash Group P.L.C.	28,747	16,648
	Havelock Europa P.L.C.	13,179	8,532
	Hays P.L.C.	607,627	806,591
	Headlam Group P.L.C.	103,583	427,033
	Helical Bar P.L.C.	101,489	508,246
	Helphire P.L.C.	309,742	171,800
*	Henderson Group P.L.C.	824,494	1,065,698
	Henry Boot P.L.C.	43,832	48,111
* #	Heritage Oil, Ltd.	27,214	153,412
*	Heywood Williams Group P.L.C.	30,224	2,503
	Hikma Pharmaceuticals P.L.C.	122,738	704,139
	Hill & Smith Holdings P.L.C.	99,260	330,635
	Hiscox, Ltd.	503,798	2,494,082
	HMV Group P.L.C.	155,649	326,943
	Hochschild Mining P.L.C.	38,477	126,617
	Hogg Robinson Group P.L.C.	127,702	39,960

91

	Holidaybreak P.L.C.	17,060	63,261
	Home Retail Group P.L.C.	303,927	1,118,383
	Homeserve P.L.C.	47,311	856,286
	Hornby P.L.C.	20,303	27,662
	HSBC Holdings P.L.C.	41,345	294,024
	HSBC Holdings P.L.C. Sponsored ADR	1,118,702	39,825,791
	Hunting P.L.C.	43,251	295,289
	Huntsworth P.L.C.	250,994	231,916
	Hyder Consulting P.L.C.	9,237	15,304
	ICAP P.L.C.	207,889	1,136,401
	IG Group Holdings P.L.C.	147,258	476,357
*	Imagination Technologies Group P.L.C.	39,184	57,819
	IMI P.L.C.	291,635	1,528,997
*	Impellam Group P.L.C.	4,706	2,282
	Imperial Tobacco Group P.L.C.	38,538	879,293
	Imperial Tobacco Group P.L.C. ADR	18,000	818,100
#	Inchcape P.L.C.	230,880	53,558
	Informa P.L.C.	342,403	1,496,548
	Inmarsat P.L.C.	62,763	447,472
	Innovation Group P.L.C.	178,483	18,276
*	Intec Telecom Systems P.L.C.	128,965	81,670
	Intercontinental Hotels Group P.L.C.	7,196	68,368
	Intercontinental Hotels Group P.L.C. ADR	55,444	525,055
#	Intermediate Capital Group P.L.C.	118,123	843,085
	International Personal Finance P.L.C.	324,526	695,875
	International Power P.L.C.	1,441,839	5,269,179
	Interserve P.L.C.	62,595	188,814
	Intertek Group P.L.C.	69,693	1,044,923
*	Invensys P.L.C.	554,079	1,618,134
	Investec P.L.C.	382,377	1,831,543
*	IP Group P.L.C.	174,476	119,006
	ITE Group P.L.C.	38,841	54,725
	ITV P.L.C.	3,143,342	1,475,891
	J.D. Wetherspoon P.L.C.	20,187	121,508
	James Fisher & Sons P.L.C.	69,699	458,412
	Jardine Lloyd Thompson Group P.L.C.	64,417	419,436
	JD Sports Fashion P.L.C.	9,632	53,559
	JJB Sports P.L.C.	117,363	43,303
	JKX Oil and Gas P.L.C.	44,207	132,451
	John Menzies P.L.C.	10,110	16,617
	John Wood Group P.L.C.	359,041	1,256,666
	Johnson Matthey P.L.C.	150,207	2,652,455
*	Johnston Press P.L.C.	1,456,828	262,220
	Kazakhmys P.L.C.	45,731	355,283
	Kcom Group P.L.C.	313,389	124,713
	Keller Group P.L.C.	55,150	482,570
	Kesa Electricals P.L.C.	659,944	1,286,525
	Kewill P.L.C.	37,553	16,622
	Kier Group P.L.C.	33,540	484,798
	Kingfisher P.L.C.	2,156,152	5,869,525
	Ladbrokes P.L.C.	458,166	1,582,636
	Laird P.L.C.	104,036	237,477

92

	Latchways P.L.C.	2,464	18,630
	Laura Ashley Holdings P.L.C.	157,940	34,170
	Lavendon Group P.L.C.	60,639	138,531
	Legal and General Group P.L.C.	4,922,545	4,189,280
	Liontrust Asset Management P.L.C.	4,633	7,190
	Lloyds Banking Group P.L.C.	439,743	713,266
	Logica P.L.C.	1,180,679	1,331,921
	London Stock Exchange Group P.L.C.	140,930	1,544,465
	Lonmin P.L.C.	14,020	294,397
	Lookers P.L.C.	42,703	29,165
	Low & Bonar P.L.C.	112,993	44,781
*	LSL Property Services P.L.C.	14,831	26,356
	Luminar Group Holdings P.L.C.	75,958	153,850
	Man Group P.L.C.	404,940	1,496,766
	Management Consulting Group P.L.C.	228,686	99,544
	Manganese Bronze Holdings P.L.C.	3,904	6,057
	Marks & Spencer Group P.L.C.	1,223,327	6,060,679
	Marshalls P.L.C.	88,489	145,785
	Marston’s P.L.C.	148,867	374,662
	Mcbride P.L.C.	145,209	270,622
	Meggitt P.L.C.	417,072	1,105,270
	Melrose P.L.C.	428,250	590,683
	Melrose Resources P.L.C.	72,915	294,253
*	Metalrax Group P.L.C.	22,274	1,398
	Michael Page International P.L.C.	49,994	202,791
	Micro Focus International P.L.C.	22,190	104,245
	Millennium and Copthorne Hotels P.L.C.	188,336	611,338
*	Minerva P.L.C.	81,885	14,413
	Misys P.L.C.	145,039	296,027
	Mitchells & Butlers P.L.C.	134,241	550,733
	Mitie Group P.L.C.	158,681	488,699
*	MJ Gleeson Group P.L.C.	16,223	19,545
	Mondi P.L.C.	327,638	849,620
*	Monitise P.L.C.	15,787	838
	Morgan Crucible Co. P.L.C.	122,037	203,092
	Morgan Sindall P.L.C.	47,970	432,769
	Morse P.L.C.	67,859	13,720
	Mothercare P.L.C.	68,325	385,391
	Mouchel Group P.L.C.	47,646	180,417
*	MWB Group Holdings P.L.C.	22,990	15,609
	N Brown Group P.L.C.	86,838	300,699
	National Express Group P.L.C.	118,479	455,744
	National Grid P.L.C.	12,791	106,273
	National Grid P.L.C. Sponsored ADR	60,800	2,532,320
	NCC Group, Ltd.	8,070	38,681
	Nestor Healthcare Group P.L.C.	46,858	18,995
	Next P.L.C.	68,270	1,632,907
	Northern Foods P.L.C.	276,232	251,551
*	Northern Rock P.L.C.	509	678
	Northgate P.L.C.	46,984	101,302
	Northumbrian Water Group P.L.C.	173,983	571,610
	Novae Group P.L.C.	87,874	467,475

93

	Old Mutual P.L.C.	1,728,739	1,722,344
	OPD Group P.L.C.	5,978	3,579
*	Optos P.L.C.	2,240	1,551
*	Oxford Biomedica P.L.C.	216,069	31,033
	Oxford Instruments P.L.C.	21,584	50,608
*	Pace P.L.C.	279,442	700,647
	PayPoint P.L.C.	9,427	65,517
#	Pearson P.L.C. Sponsored ADR	607,283	6,291,452
#	Pendragon P.L.C.	326,997	67,453
	Pennon Group P.L.C.	119,148	779,192
#	Persimmon P.L.C.	411,644	2,296,033
*	Peter Hambro Mining P.L.C.	93,028	868,128
	Petrofac, Ltd.	30,740	259,311
	Phoenix IT Group, Ltd.	32,637	70,473
* #	Photo-Me International P.L.C.	823,881	215,532
	Pinewood Shepperton P.L.C.	31,209	65,604
*	Pinnacle Staffing Group P.L.C.	15,255	620
	Premier Farnell P.L.C.	104,478	236,514
	Premier Foods P.L.C.	1,069,683	566,008
*	Premier Oil P.L.C.	34,701	531,673
*	Prostrakan Group P.L.C.	50,004	58,986
	Provident Financial P.L.C.	60,295	750,861
	Prudential P.L.C.	56,043	322,117
	Prudential P.L.C. ADR	341,084	3,902,001
	Psion P.L.C.	73,870	67,335
	Punch Taverns P.L.C.	90,750	205,907
	PV Crystalox Solar P.L.C.	144,049	239,262
	PZ Cussons P.L.C.	198,654	467,037
	Qinetiq P.L.C.	481,814	941,071
	Quintain Estates & Development P.L.C.	76,595	41,971
	R.E.A. Holdings P.L.C.	11,361	67,712
*	Rank Group P.L.C.	236,514	232,318
	Rathbone Brothers P.L.C.	24,811	290,366
	Raymarine P.L.C.	10,990	2,664
	Reckitt Benckiser Group P.L.C.	58,545	2,298,196
*	Redrow P.L.C.	199,414	587,327
	Reed Elsevier P.L.C.	7,445	55,184
	Reed Elsevier P.L.C. ADR	37,941	1,123,054
	Regus P.L.C.	806,085	912,696
	Renishaw P.L.C.	26,120	149,472
*	Renold P.L.C.	19,266	5,620
*	Renovo Group P.L.C.	132,895	55,399
	Rensburg Sheppards P.L.C.	10,746	76,699
	Rentokil Initial P.L.C.	934,753	901,775
	Restaurant Group P.L.C.	83,949	197,737
	Rexam P.L.C.	610,221	2,826,573
	Ricardo P.L.C.	27,069	87,703
	Rightmove P.L.C.	47,459	226,487
	Rio Tinto P.L.C.	2,913	118,359
	Rio Tinto P.L.C. Sponsored ADR	5,600	912,520
	RM P.L.C.	30,813	66,475
	Robert Walters P.L.C.	96,470	165,525

94

	Robert Wiseman Dairies P.L.C.	33,638	172,101
	ROK P.L.C.	63,943	51,751
* #	Rolls-Royce Group P.L.C. (3283648)	563,798	2,794,960
*	Rolls-Royce Group P.L.C. (B526QW4)	48,373,868	71,562
	Rotork P.L.C.	15,060	180,121
	Royal Dutch Shell P.L.C. ADR	935,795	42,578,673
	Royal Dutch Shell P.L.C. Series B	109,362	2,474,927
	RPC Group P.L.C.	117,028	257,289
	RPS Group P.L.C.	107,367	299,440
	RSA Insurance Group P.L.C.	2,162,346	4,160,083
	S&U P.L.C.	2,614	15,372
	SABmiller P.L.C.	376,453	6,312,356
	Sage Group P.L.C.	1,016,278	2,767,517
	Sainsbury (J.) P.L.C.	599,173	2,903,611
*	Salamander Energy P.L.C.	124,026	309,912
	Savills P.L.C.	133,784	553,678
	Schroders P.L.C.	104,402	1,264,443
	Schroders P.L.C. Non-Voting	47,239	482,626
	Scott Wilson Group P.L.C.	99,619	89,400
	Scottish & Southern Energy P.L.C.	99,391	1,619,717
*	SDL P.L.C.	123,603	596,276
	Senior P.L.C.	264,314	136,982
	Serco Group P.L.C.	91,948	496,074
	Severfield-Rowen P.L.C.	116,278	378,395
	Severn Trent P.L.C.	79,142	1,217,687
	Shanks Group P.L.C.	246,146	354,481
	Shire P.L.C.	2,251	28,146
	Shire P.L.C. ADR	19,600	730,492
	Shore Capital Group P.L.C.	90,186	24,837
	SIG P.L.C.	226,769	533,138
*	SkyePharma P.L.C. Sponsored ADR	80	210
	Smith & Nephew P.L.C.	7,085	49,848
#	Smith & Nephew P.L.C. Sponsored ADR	33,300	1,167,165
	Smiths Group P.L.C.	81,036	870,832
	Smiths News P.L.C.	123,090	181,685
*	Soco International P.L.C.	44,185	803,717
	Southern Cross Healthcare, Ltd.	31,784	47,733
	Spectris P.L.C.	103,458	897,767
	Speedy Hire P.L.C.	33,092	116,296
	Spirax-Sarco Engineering P.L.C.	34,758	437,927
	Spirent Communications P.L.C.	2,392,683	1,987,600
	Spirent Communications P.L.C. Sponsored ADR	25,100	84,057
*	Sportech P.L.C.	87,812	105,353
	Sports Direct International P.L.C.	87,285	88,331
	Spring Group P.L.C.	46,963	29,482
	SSL International P.L.C.	84,159	590,033
	St. Ives Group P.L.C.	57,893	54,769
	St. Jame’s Place P.L.C.	163,426	405,365
	St. Modwen Properties P.L.C.	62,355	159,728
	Stagecoach Group P.L.C.	184,792	355,596
	Standard Chartered P.L.C.	749,103	11,588,112
	Standard Life P.L.C.	1,147,731	3,191,143

95

	Sthree P.L.C.	42,650	144,293
*	STV Group P.L.C.	56,141	56,923
	T. Clarke P.L.C.	26,802	48,722
	Tate & Lyle P.L.C.	354,524	1,436,931
	Ted Baker P.L.C.	12,672	69,185
	Telecom Plus P.L.C.	23,457	102,254
	Tesco P.L.C.	1,092,470	5,413,001
*	The 600 Group P.L.C.	28,563	6,855
*	The Berkeley Group Holdings P.L.C.	115,975	1,667,810
	The Vitec Group P.L.C.	21,322	73,654
	The Weir Group P.L.C.	70,714	501,645
#	Thomas Cook Group P.L.C.	408,065	1,575,225
#	Thomson Reuters P.L.C.	70,330	1,808,987
#	Thomson Reuters P.L.C. ADR	5,615	868,360
	Thorntons P.L.C.	37,958	51,769
	Tomkins P.L.C.	14,460	36,916
#	Tomkins P.L.C. Sponsored ADR	300,034	3,042,345
	Topps Tiles P.L.C.	36,015	27,675
*	Trafficmaster P.L.C.	25,933	11,594
	Travis Perkins P.L.C.	71,434	737,775
	Tribal Group P.L.C.	44,362	60,594
	Trifast P.L.C.	29,862	8,538
	Trinity Mirror P.L.C.	340,299	267,789
	TT electronics P.L.C.	91,137	38,163
	TUI Travel P.L.C.	193,627	721,722
	Tullett Prebon P.L.C.	47,683	186,982
	Tullow Oil P.L.C.	74,486	879,299
*	UK Coal P.L.C.	74,993	132,193
	Ultra Electronics Holdings P.L.C.	13,344	233,963
	Umeco P.L.C.	61,337	143,673
	Unilever P.L.C.	17,957	349,652
	Unilever P.L.C. Sponsored ADR	120,000	2,335,200
*	Uniq P.L.C.	17,006	2,412
	United Business Media P.L.C.	164,105	1,111,362
	United Utilities Group P.L.C.	180,199	1,347,593
	United Utilities Group P.L.C. ADR	10,818	161,729
	UTV Media P.L.C.	119,515	122,009
*	Vanco P.L.C.	7,281	—
*	Vectura Group P.L.C.	215,046	225,525
	Vedanta Resources P.L.C.	36,884	576,937
	Venture Production P.L.C.	47,485	560,034
*	Vernalis P.L.C.	58,280	3,566
	Victrex P.L.C.	40,288	318,359
	Vislink P.L.C.	25,526	10,463
	Vodafone Group P.L.C.	806,505	1,482,334
	Vodafone Group P.L.C. Sponsored ADR	1,571,531	28,837,594
*	Volex Group P.L.C.	13,778	7,701
	Vp P.L.C.	11,576	23,369
	VT Group P.L.C.	79,174	538,789
*	Wagon P.L.C.	17,912	511
	Warner Estate Holdings P.L.C.	1,966	1,143
	Waterman Group P.L.C.	13,772	10,993

96

	Wellstream Holdings P.L.C.	17,103	130,004
	WH Smith P.LC.	76,911	474,007
	Whitbread P.L.C.	165,657	2,291,436
	White Young Green P.L.C.	21,044	10,086
	William Hill P.L.C.	269,658	865,866
	William Morrison Supermarkets P.L.C.	984,900	3,567,622
	Wilmington Group P.L.C.	141,363	272,063
	Wincanton P.L.C.	49,175	115,525
*	Wolfson Microelectronics P.L.C.	178,762	319,943
*	Wolseley P.L.C.	52,268	937,417
*	Wolseley P.L.C. ADR	62,362	234,481
*	Woolworths Group P.L.C.	691,502	12,480
*	WPP P.L.C.	18,201	124,530
* #	WPP P.L.C. Sponsored ADR	49,747	1,697,368
	WSP Group P.L.C.	82,843	331,812
	Xaar P.L.C.	21,799	27,256
	Xchanging P.L.C.	114,591	312,686
	XP Power, Ltd.	1,410	4,771
	Xstrata P.L.C.	166,447	1,467,425
#	Yell Group P.L.C.	542,778	316,163
	Yule Catto & Co. P.L.C.	27,063	25,055

TOTAL — UNITED KINGDOM			494,283,321

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $10,285,000 FNMA 5.00%, 08/25/18, valued at $9,527,442) to be repurchased at $9,383,050	$9,383	9,383,000

		Shares
SECURITIES LENDING COLLATERAL — (18.7%)
§ @	DFA Short Term Investment Fund LP	582,913,971	582,913,971

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $694,409) to be repurchased at $680,796	$681	680,793
TOTAL SECURITIES LENDING COLLATERAL			583,594,764

TOTAL INVESTMENTS - (100.0%) (Cost $4,335,666,969)			$3,113,180,777

See accompanying Notes to Financial Statements.

97

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
	ABB Grain, Ltd.	21,100	$133,847
	Adelaide Brighton, Ltd.	34,320	52,446
*	Aditya Birla Minerals, Ltd.	7,401	1,922
	AGL Energy, Ltd.	11,707	128,804
	Alesco Corp., Ltd.	10,006	28,966
	Alumina, Ltd.	162,106	175,538
	Alumina, Ltd. Sponsored ADR	4,700	21,103
	Amalgamated Holdings, Ltd.	1,450	4,330
	Amcor, Ltd.	82,231	287,094
	Amcor, Ltd. Sponsored ADR	500	6,900
	AMP, Ltd.	36,047	135,691
	Ansell, Ltd.	17,816	108,287
*	Anvil Mining, Ltd.	600	493
	APA Group	41,217	88,573
#	APN News & Media, Ltd.	44,263	44,991
*	Aquila Resources, Ltd.	9,171	21,613
	Arana Therapeutics, Ltd.	37,000	36,892
	Aristocrat Leisure, Ltd.	24,758	64,842
*	Arrow Energy, Ltd.	36,879	88,777
	Asciano Group	23,004	22,237
	ASX, Ltd.	3,707	87,879
*	Atlas Iron, Ltd.	52,309	49,508
*	Austar United Communications, Ltd.	32,793	18,527
	Austereo Group, Ltd.	31,793	28,329
*	Australasian Resources, Ltd.	31,503	10,956
	Australia & New Zealand Banking Group, Ltd.	81,011	934,236
	Australian Agricultural Co., Ltd.	15,396	20,119
	Australian Infrastructure Fund	49,702	54,474
	Australian Wealth Management, Ltd.	103,228	73,312
	Australian Worldwide Exploration, Ltd.	63,153	111,069
*	Avoca Resources, Ltd.	40,966	44,630
	AWB, Ltd.	40,629	39,275
	AXA Asia Pacific Holdings, Ltd.	33,047	93,545
#	Babcock & Brown Infrastructure Group	67,889	5,190
	Babcock & Brown Wind Partners	25,572	23,329
	Bank of Queensland, Ltd.	22,377	138,252
	Beach Petroleum, Ltd.	112,293	62,239
	Bendigo Bank, Ltd.	43,316	215,692
	BHP Billiton, Ltd.	1,925	46,503
	BHP Billiton, Ltd. Sponsored ADR	16,464	792,577
	Billabong International, Ltd.	5,004	37,973

1

	BlueScope Steel, Ltd.	116,049	196,322
	Boart Longyear Group	24,822	2,141
	Boral, Ltd.	76,590	227,451
	Bradken, Ltd.	20,617	47,534
	Brambles, Ltd.	12,302	52,791
	Brickworks, Ltd.	11,653	90,676
	Cabcharge Australia, Ltd.	7,235	35,126
#	Caltex Australia, Ltd.	21,595	154,204
	Campbell Brothers, Ltd.	6,668	77,216
	Cardno, Ltd.	10,000	22,894
*	Centamin Egypt, Ltd.	27,000	21,178
	Centennial Coal Co., Ltd.	23,797	31,167
	Challenger Financial Services Group, Ltd.	74,729	108,285
	Clough, Ltd.	65,000	27,962
*	Coal of Africa, Ltd.	8,139	8,226
	Coca-Cola Amatil, Ltd.	6,433	42,706
	Cochlear, Ltd.	2,204	79,502
	Commonwealth Bank of Australia	49,366	1,261,358
	Computershare, Ltd.	7,697	51,024
	ConnectEast Group	178,870	51,870
	Consolidated Media Holdings, Ltd.	45,127	69,656
	Corporate Express Australia, Ltd.	14,442	36,717
	Crane Group, Ltd.	11,401	76,650
	Crown, Ltd.	32,759	163,114
	CSL, Ltd.	4,569	113,859
	CSR, Ltd.	145,297	141,398
*	Customers, Ltd.	30,668	45,569
	David Jones, Ltd.	58,414	128,079
	Downer EDI, Ltd.	45,761	167,348
	DUET Group	84,475	100,802
*	Eastern Star Gas, Ltd.	53,053	29,339
	Elders, Ltd.	137,578	42,316
	Emeco Holdings, Ltd.	38,194	10,922
	Energy Developments, Ltd.	17,743	22,620
* #	Energy World Corp., Ltd.	36,310	14,548
	Envestra, Ltd.	119,109	42,774
#	Fairfax Media, Ltd.	266,773	229,460
	Felix Resources, Ltd.	7,434	59,833
	FKP Property Group	57,905	34,444
	Fleetwood Corp., Ltd.	5,355	24,202
	Flight Centre, Ltd.	9,755	42,996
* #	Fortescue Metals Group, Ltd.	22,863	38,883
	Foster’s Group, Ltd.	38,361	146,678
*	Geodynamics, Ltd.	37,639	29,938
*	Gindalbie Metals, Ltd.	91,248	44,944
	Goodman Fielder, Ltd.	191,441	159,472
*	Graincorp, Ltd. Series A	2,800	14,851
	GUD Holdings, Ltd.	5,363	27,627
	Gunns, Ltd.	64,281	51,221
	GWA International, Ltd.	23,818	40,294
	Harvey Norman Holdings, Ltd.	58,292	125,876
	Hastie Group, Ltd.	18,842	19,197

2

	Healthscope, Ltd.	25,043	70,080
	Hills Industries, Ltd.	33,802	47,800
*	IBA Health Group, Ltd.	119,926	62,915
	iiNet, Ltd.	5,007	5,817
*	Iluka Resources, Ltd.	42,161	100,271
	Incitec Pivot, Ltd.	55,269	84,009
	Insurance Australia Group, Ltd.	125,024	315,082
	Invocare, Ltd.	12,546	46,445
	IOOF Holdings, Ltd.	10,494	30,432
	Iress Market Technology, Ltd.	8,789	38,035
	James Hardie Industries NV Sponsored ADR	1,236	20,159
	JB Hi-Fi, Ltd.	6,986	68,989
*	Kagara, Ltd.	9,117	6,371
*	Karoon Gas Australia, Ltd.	9,112	36,254
*	Kingsgate Consolidated, Ltd.	13,748	60,024
	Leighton Holdings, Ltd.	3,797	57,892
	Lend Lease Corp., Ltd.	48,094	251,915
*	Lihir Gold, Ltd.	111,361	240,636
*	Linc Energy, Ltd.	11,929	21,651
	Lion Nathan, Ltd.	8,162	69,496
*	Lynas Corp., Ltd.	31,288	7,958
	MacArthur Coal, Ltd.	18,614	57,099
	MacMahon Holdings, Ltd.	26,415	6,522
	Macquarie Airports	14,746	19,437
	Macquarie Communications Infrastructure Group	8,745	14,268
	Macquarie Group, Ltd.	20,741	501,768
	Macquarie Media Group, Ltd.	12,586	11,280
	Metcash, Ltd.	28,671	86,593
*	Minara Resources, Ltd.	11,796	4,923
	Mineral Resources, Ltd.	23,936	60,110
*	Mirabela Nickel, Ltd.	6,370	8,554
*	Molopo Australia, Ltd.	34,531	25,705
	Monadelphous Group, Ltd.	3,185	23,334
*	Mount Gibson Iron, Ltd.	104,588	47,471
*	Murchison Metals, Ltd.	12,393	8,732
	National Australia Bank, Ltd.	62,224	930,575
	Navitas, Ltd.	23,297	38,662
	New Hope Corp., Ltd.	5,609	17,195
	Newcrest Mining, Ltd.	13,697	295,833
*	Nexus Energy, Ltd.	23,896	6,599
*	NIB Holdings, Ltd.	24,000	14,522
	Nufarm, Ltd.	16,207	155,611
	Oil Search, Ltd.	23,186	85,502
	OneSteel, Ltd. (6293729)	114,477	184,803
*	OneSteel, Ltd. (B3VDZZ8)	55,095	89,290
	Orica, Ltd.	15,629	190,378
	Origin Energy, Ltd.	8,765	103,631
	OZ Minerals, Ltd.	113,783	61,397
	Pacific Brands, Ltd.	27,783	14,071
*	Paladin Energy, Ltd.	63,490	209,918
*	Pan Pacific Petroleum NL	204,902	47,473
*	PanAust, Ltd.	98,785	23,705

3

	Panoramic Resources, Ltd.	28,452	31,194
	Paperlinx, Ltd.	118,324	49,709
	Peet, Ltd.	8,000	7,972
	Perpetual Trustees Australia, Ltd.	3,117	72,749
*	Pharmaxis, Ltd.	29,170	46,254
	Platinum Asset Mangement, Ltd.	5,135	15,086
	PMP, Ltd.	73,062	21,911
	Primary Health Care, Ltd.	13,294	41,985
	Programmed Maintenance Service, Ltd.	14,371	27,654
	Qantas Airways, Ltd.	122,209	176,309
	QBE Insurance Group, Ltd.	13,369	211,428
	Ramsay Health Care, Ltd.	9,989	67,074
	Redflex Holdings, Ltd.	4,000	6,545
	Ridley Corp., Ltd.	41,028	24,967
	Rio Tinto, Ltd.	12,398	577,332
*	Riversdale Mining, Ltd.	11,358	35,672
*	Roc Oil Co., Ltd.	23,284	7,327
	SAI Global, Ltd.	16,627	30,809
	Salmat, Ltd.	11,000	31,449
	Santos, Ltd.	17,691	208,520
	Sedgman, Ltd.	8,000	6,146
	Seek, Ltd.	8,870	21,170
	Seven Network, Ltd.	22,576	103,154
	Sigma Pharmaceuticals, Ltd.	130,515	106,178
*	Silex System, Ltd.	5,714	19,961
	Sims Metal Management, Ltd.	19,796	287,514
*	Sino Gold Mining, Ltd.	14,662	57,861
	Sonic Healthcare, Ltd.	18,447	156,471
	SP Ausnet	47,470	34,450
	SP Telemedia, Ltd.	80,192	14,904
	Spark Infrastructure Group	75,083	56,252
	Spotless Group, Ltd.	38,068	56,467
*	St. Barbara, Ltd.	263,606	53,252
	Straits Resources, Ltd.	899	1,000
	Suncorp-Metway, Ltd.	98,211	419,046
	Sunland Group, Ltd.	19,187	7,777
	TABCORP Holdings, Ltd.	37,372	201,783
	Tassal Group, Ltd.	23,021	29,623
	Tatts Group, Ltd.	46,769	93,781
	Telstra Corp., Ltd.	38,937	94,068
	Telstra Corp., Ltd. ADR	600	7,290
	Ten Network Holdings, Ltd.	36,370	25,601
	Thakral Holdings Group	48,013	8,748
	Toll Holdings, Ltd.	39,276	168,065
	Tower Australia Group, Ltd.	51,749	77,134
	Transfield Services Infrastructure Fund	28,973	22,291
	Transfield Services, Ltd.	7,140	12,887
	Transpacific Industries Group, Ltd.	31,607	41,347
	Transurban Group	11,430	37,046
	United Group, Ltd.	11,772	81,891
*	Virgin Blue Holdings, Ltd.	149,589	31,108
	Washington H. Soul Pattinson & Co., Ltd.	18,978	132,400

4

	Wesfarmers, Ltd.	36,408	598,171
#	West Australian Newspapers Holdings, Ltd.	5,334	19,563
* #	Western Areas NL	4,482	13,645
	Westpac Banking Corp.	36,225	505,033
	Whitehaven Coal, Ltd.	14,879	21,489
	WHK Group, Ltd.	37,000	28,194
	Woodside Petroleum, Ltd.	4,284	117,784
	Woolworths, Ltd.	9,982	193,642
	WorleyParsons, Ltd.	5,578	73,575

TOTAL — AUSTRALIA			19,943,120

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
	Agrana Beteiligungs AG	553	35,424
	Andritz AG	686	23,320
*	A-TEC Industries AG	3,557	36,722
*	Austrian Airlines AG	6,299	33,134
*	BWIN Interactive Entertainment AG	2,292	72,342
	Erste Group Bank AG	12,434	259,443
	EVN AG	3,117	47,330
	Flughafen Wien AG	1,738	52,004
*	Intercell AG	925	24,256
	Lenzing AG	10	2,261
	Mayr-Melnhof Karton AG	732	51,178
	Oesterreichische Elektrizitaetswirtschafts AG	554	22,749
	Oesterreichische Post AG	3,093	90,163
	OMV AG	11,844	366,928
#	Raiffeisen International Bank-Holding AG	5,142	177,260
*	RHI AG	982	14,091
*	Schoeller-Bleckmann Oilfield Equipment AG	365	11,336
	Telekom Austria AG	9,625	126,604
	Uniqa Versicherungen AG	576	11,220
*	Vienna Insurance Group	3,710	144,632
#	Voestalpine AG	11,618	222,284
	Wienerberger AG	7,958	93,651
	Zumtobel AG	2,513	22,413

TOTAL — AUSTRIA			1,940,745

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
	Ackermans & van Haaren NV	2,967	173,224
*	Agfa Gevaert NV	13,208	29,531
	Anheuser-Busch InBev NV	3,251	99,520
	Banque Nationale de Belgique	23	75,773
	Barco NV	698	15,956
	Bekaert SA	1,274	118,228
	Belgacom SA	3,831	111,359
	Colruyt SA	474	107,738
	Compagnie d’Entreprises CFE	1,322	44,798
	Compagnie Maritime Belge SA	2,959	74,800

5

	Delhaize Group	68	4,586
	Delhaize Group Sponsored ADR	13,449	909,152
#	Dexia SA	7,096	34,416
	D’Ieteren SA NV	570	108,551
	Econocom Group SA	2,034	16,100
	Elia System Operator SA NV	889	32,467
	Euronav SA	1,260	18,137
	EVS Broadcast Equipment SA	602	27,598
	Exmar NV	3,608	41,274
	KBC Groep NV	10,448	229,662
	Mobistar SA	1,159	69,356
	Omega Pharma SA	2,093	55,638
	Recticel SA	6,887	29,935
*	Sipef NV	400	14,892
	Solvay SA	6,554	561,791
*	Telenet Group Holding NV	4,618	89,370
	Tessenderlo Chemie NV	1,781	52,878
*	UCB SA	14,043	382,216
	Umicore	11,188	219,266
TOTAL COMMON STOCKS			3,748,212

RIGHTS/WARRANTS — (0.0%)
*	Fortis Coupons	9,757	—

TOTAL — BELGIUM			3,748,212

BRAZIL — (2.6%)
COMMON STOCKS — (1.4%)
	Acos Villares SA	139,000	37,465
	AES Tiete SA (2440693)	3,400	24,883
	AES Tiete SA (2441038)	7,800	64,568
	All America Latina Logistica SA	45,300	232,610
	American Banknote SA	3,300	18,392
*	Anhanguera Educacional Participacoes SA	7,100	49,627
	B2W Cia Global Do Varejo	5,500	87,314
	Banco Alfa de Investimento SA	14,300	52,262
	Banco Bradesco SA	21,100	216,885
	Banco do Brasil SA	2,800	23,984
*	BR Malls Participacoes SA	6,600	48,845
	Brasmotor SA	237,000	85,534
*	Centrais Eletricas Brasilerias SA (2308445)	4,000	51,568
*	Centrais Eletricas Brasilerias SA (2311120)	3,500	46,337
	Cia de Gas de Sao Paulo	1,400	20,582
	Cia de Saneamento de Minas Gerais-Copasa	12,600	136,479
	Cia Energetica de Minas Gerais	1,250	11,695
	Cia Energetica de Sao Paulo	12,900	91,345
	Companhia de Concessoes Radoviarias	5,300	63,437
	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	4,300	121,346
	Companhia Siderurgica Nacional SA Sponsored ADR	3,900	72,228
	Companhia Vale do Rio Doce ADR	52,700	870,077
*	Cosan SA Industria e Comercio	20,700	126,151

6

	CPFL Energia SA	4,200	63,702
	Cremer SA	10,900	47,306
*	Cyrela Brazil Realty SA	35,300	224,641
*	Diagnosticos Da America SA	5,000	72,752
	Empresa Brasileira de Aeronautica SA ADR	20,543	333,207
	Eternit SA	19,700	62,998
	Ferbasa-Ferro Ligas Da Bahia	11,500	31,522
	Fertilizantes Fosfatados SA	3,200	24,311
*	Gafisa SA	5,100	44,641
*	Gafisa SA ADR	4,400	76,164
	Gerdau SA	11,400	64,058
*	Global Village Telecom Holding SA	13,300	175,717
	Itau Unibanco Banco Multiplio SA ADR	16,575	227,575
	JBS SA	64,200	181,254
	JHSF Participacoes SA	7,900	6,388
	Light SA	7,300	79,438
*	LLX Logistica SA (B3BXMS0)	1,100	1,020
*	LLX Logistica SA (B3NLHP4))	1,022	934
	Lojas Americanas SA	25,300	85,530
	Lojas Renner SA	8,000	72,583
*	Lupatech SA	1,100	13,824
	M Dias Branco SA	2,800	28,909
*	Medial Saude SA	3,600	11,266
*	Mmx Mineracao e Metalicos SA	1,100	3,327
	Natura Cosmeticos SA	6,100	72,455
	Obrascon Huarte Lain Brasil SA	1,000	6,400
	OdontoPrev SA	6,300	80,587
*	Paranapanema SA	10,000	15,761
*	Perdigao SA ADR	4,800	141,072
	Petroleo Brasileiro SA ADR (71654V101)	22,106	596,420
	Petroleo Brasileiro SA ADR (71654V408)	16,006	537,321
	Porto Seguro SA	21,100	127,143
*	Sao Carlos Empreendimentos e Participacoes SA	5,000	32,892
*	Sao Martinho SA	3,200	19,735
	Souza Cruz SA	1,500	31,933
*	Tam SA	10,900	73,697
	Tele Norte Leste Participacoes SA	2,700	50,918
	Telecomunicacoes de Sao Paulo SA	2,100	37,981
*	Tim Participacoes SA	12,200	36,506
	Totvs SA	3,500	94,657
	Tractebel Energia SA	2,700	22,252
	Universo Online SA	12,900	38,895
	Usinas Siderurgicas de Minas Gerais SA	1,900	26,153
	Vivo Participacoes SA	1,015	17,203
	Vivo Participacoes SA ADR	6,271	100,085
	Weg SA	11,900	76,055
TOTAL COMMON STOCKS			6,722,802

PREFERRED STOCKS — (1.2%)
	Aracruz Celulose SA Series B	43,500	52,265
	Aracruz Celulose SA Sponsored ADR	6,400	76,416

7

	Banco Bradesco SA Sponsored ADR	24,250	297,790
	Brasil Telecom Participacoes SA ADR	168	6,545
	Brasil Telecom SA ADR	164	3,054
*	Braskem SA Preferred A	14,800	42,461
*	Braskem SA Preferred A Sponsored ADR	7,677	43,529
	Centrais Electricas de Santa Catarina SA	2,600	37,344
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	2,800	45,282
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	4,720	152,409
	Companhia de Bebidas das Americas Preferred ADR	2,100	118,398
	Companhia de Transmissao de Energia Eletrica Paulista	3,600	77,297
	Companhia Energetica de Minas Gerais SA	3,875	46,823
	Companhia Energetica de Minas Gerais SA Sponsored ADR	5,900	88,795
*	Companhia Energetica do Ceara Coelce Series A	5,000	56,877
	Companhia Paranaense de Energia-Copel Sponsored ADR	6,500	81,510
	Companhia Vale do Rio Doce Sponsored ADR	66,950	919,224
	Confab Industrial SA	45,104	79,330
	Contax Participacoes SA	1,700	33,939
	Duratex SA	17,000	132,104
	Gerdau SA Sponsored ADR	52,800	374,880
	Gol Linhas Aereas Inteligentes SA	9,600	33,112
	Itau Unibanco Banco Multiplo SA	53,218	739,088
	Klabin SA	81,700	117,943
	Lojas Americanas SA	19,900	82,729
	Marcopolo SA	14,100	31,370
*	Net Servicos de Comunicacao SA	6,600	54,031
	Net Servicos de Comunicacao SA Preferred ADR	29,676	241,563
	Randon e Participacoes SA	19,400	70,990
	Sadia SA	35,400	68,085
	Sadia SA ADR	5,300	30,210
	Saraiva SA Livreiros Editores	5,100	46,365
*	Suzano Papel e Celullose SA	28,500	180,847
	Tele Norte Leste Participacoes SA	2,300	36,061
	Tele Norte Leste Participacoes SA ADR	5,000	77,750
	Telecomunicacoes de Sao Paulo SA ADR	5,840	126,670
	Telemar Norte Leste SA	4,700	118,093
	Tim Participacoes SA ADR	2,100	34,986
	Ultrapar Participacoes SA Sponsored ADR	12,800	356,608
	Uniao de Industrias Petroquimicas SA Series B	143,600	47,234
	Usinas Siderurgicas de Minas Gerais SA Series A	14,700	218,054
*	Votorantim Celulose e Papel SA	5,300	46,004
*	Votorantim Celulose e Papel SA Sponsored ADR	12,930	113,008
	Whirlpool SA	28,300	40,208
TOTAL PREFERRED STOCKS			5,677,281

RIGHTS/WARRANTS — (0.0%)
*	Cia de Gas de Sao Paulo Rights 05/23/09	22	14
*	Tim Participacoes SA Rights 05/04/09	24	2
TOTAL RIGHTS/WARRANTS			16

TOTAL — BRAZIL			12,400,099

8

CANADA — (6.6%)
COMMON STOCKS — (6.6%)
*	Absolute Software Corp.	500	2,183
	Addax Petroleum Corp.	7,581	208,632
	Aecon Group, Inc.	2,400	22,827
	AGF Management, Ltd. Class B	8,278	79,776
	Agnico Eagle Mines, Ltd.	4,700	207,764
	Agrium, Inc.	9,895	424,557
*	Alamos Gold, Inc.	9,100	59,101
	Alimentation Couche-Taro, Inc. Class B	18,385	201,059
	Astral Media, Inc. Class A	6,200	163,768
*	Atrium Innovations, Inc.	2,000	23,448
*	ATS Automation Tooling System, Inc.	7,200	24,738
*	Baffinland Iron Mines Corp.	9,400	3,033
*	Ballard Power Systems, Inc.	23,900	49,070
	Bank of Montreal	16,998	562,659
	Bank of Nova Scotia	28,000	796,380
*	Bankers Petroleum, Ltd.	13,800	19,428
	Barrick Gold Corp.	19,700	570,380
	BCE, Inc.	2,200	47,031
	Biovail Corp.	16,400	179,351
*	Birchcliff Energy, Ltd.	11,600	58,034
	Bombardier, Inc. Class B	54,332	172,107
*	Boralex, Inc. Class A	1,300	6,820
*	Breaker Energy, Ltd.	4,200	15,768
	Brookfield Asset Management, Inc. Series A	200	3,064
	CAE, Inc.	12,452	79,305
	Calfrac Well Services, Ltd.	1,100	8,849
	Cameco Corp.	3,400	78,069
	Canaccord Capital, Inc.	4,900	28,826
	Canada Bread Co., Ltd.	1,400	51,622
*	Canadian Hydro Developers, Inc.	8,700	20,633
	Canadian Imperial Bank of Commerce	18,400	826,019
	Canadian National Railway Co.	4,800	194,043
	Canadian National Resources, Ltd.	15,360	708,081
	Canadian Pacific Railway, Ltd.	10,772	385,456
	Canadian Tire Corp. Class A	8,800	372,413
	Canadian Utilities, Ltd. Class A	4,140	119,693
	Canadian Western Bank	6,500	72,718
	Canam Group, Inc. Class A	3,600	21,420
*	Canfor Corp.	11,404	49,026
*	Cangene Corp.	1,800	7,919
*	Cardiome Pharma Corp.	100	407
	Cascades, Inc.	5,000	15,294
*	Catalyst Paper Corp.	31,100	6,516
	CCL Industries, Inc. Class B	3,124	60,239
*	Celestica, Inc.	29,300	176,296
*	Celtic Exploration, Ltd.	5,900	70,703
*	CGI Group, Inc.	34,960	309,961
	Cogeco Cable, Inc.	2,800	68,633
*	COM DEV International, Ltd.	13,300	43,468

9

* #	Compton Petroleum Corp.	6,700	4,267
*	Connacher Oil & Gas, Ltd.	15,200	15,031
	Corby Distilleries, Ltd.	1,100	15,477
*	Corridor Resources, Inc.	9,600	17,699
	Corus Entertainment, Inc. Class B	6,900	91,938
*	Crew Energy, Inc.	3,600	17,498
*	Denison Mines Corp.	11,800	22,150
	Dorel Industries, Inc. Class B	4,000	76,259
	DundeeWealth, Inc.	500	2,778
*	Eastern Platinum, Ltd.	11,900	5,485
*	Eldorado Gold Corp.	16,600	131,876
	Emera, Inc.	1,800	29,806
	Empire Co., Ltd. Class A	3,500	146,183
	Enbridge, Inc.	4,590	141,743
	EnCana Corp.	20,055	919,138
	Ensign Energy Services, Inc.	10,700	123,293
*	Equinox Minerals, Ltd.	106,675	185,941
	Equitable Group, Inc.	3,000	33,914
*	Euro Goldfields, Ltd.	6,000	12,721
	Evertz Technologies, Ltd.	200	2,832
*	Fairborne Energy, Ltd.	9,500	37,417
	Fairfax Financial Holdings, Inc.	1,630	431,097
	Finning International, Inc.	14,856	177,032
	First Quantum Minerals, Ltd.	8,500	328,731
*	Firstservice Corp.	2,200	21,755
*	Flint Energy Services, Ltd.	3,700	20,836
*	FNX Mining Co., Inc.	4,400	19,469
	Fortis, Inc.	6,300	116,940
	Forzani Group, Ltd. Class A	2,800	30,574
*	Franco-Nevada Corp.	4,700	100,002
*	Fronteer Development Group, Inc.	19,300	46,095
*	Galleon Energy, Inc. Class A	9,608	38,165
	Gennum Corp.	6,300	27,717
	George Weston, Ltd.	2,900	143,943
	Gerdau Ameristeel Corp.	21,152	111,317
* #	Gildan Activewear, Inc.	8,100	92,723
*	Glacier Media, Inc.	1,400	2,241
	Goldcorp, Inc.	30,117	823,277
*	Golden Star Resources, Ltd.	45,300	59,980
*	Grande Cache Coal Corp.	1,000	1,098
*	Great Basin Gold, Ltd.	4,000	4,927
*	Great Canadian Gaming Corp.	4,100	12,953
	Great West Lifeco, Inc.	14,700	252,412
	Groupe Aeroplan, Inc.	20,700	130,969
*	Hanfeng Evergreen, Inc.	6,300	36,428
	Harry Winston Diamond Corp.	8,400	35,267
*	High River Gold Mines, Ltd.	25,000	2,724
*	Highpine Oil & Gas, Ltd.	4,000	18,302
	Home Capital Group, Inc.	3,200	73,825
*	HudBay Minerals, Inc.	16,900	113,441
	Husky Energy, Inc.	900	21,804
	IAMGOLD Corp.	33,500	266,978

10

	IGM Financial, Inc.	3,400	101,347
	Imperial Oil, Ltd.	2,200	78,631
	Industrial Alliance Insurance & Financial Services, Inc.	11,136	223,224
	ING Canada, Inc.	3,300	95,574
	Inmet Mining Corp.	4,200	145,538
*	Iteration Energy, Ltd.	3,200	3,111
*	Ivanhoe Energy, Inc.	12,000	17,799
*	Ivanhoe Mines, Ltd.	5,000	32,096
	Jean Coutu Group PJC, Inc. Class A	14,900	114,001
	Kingsway Financial Services, Inc.	5,000	11,439
	Kinross Gold Corp.	17,200	265,070
*	Lake Shore Gold Corp.	10,400	16,472
	Laurentian Bank of Canada	3,200	77,231
	Leon’s Furniture, Ltd.	1,900	14,712
	Linamar Corp.	3,700	13,333
	Loblaw Companies, Ltd.	5,900	158,958
*	Lundin Mining Corp.	17,400	31,642
*	MacDonald Dettweiler & Associates, Ltd.	4,300	111,707
	Magna International, Inc. Class A	18,036	619,236
	Major Drilling Group International, Inc.	800	9,071
	Manitoba Telecom Services, Inc.	1,300	36,495
	Manulife Financial Corp.	52,892	900,667
	Maple Leaf Foods, Inc.	8,100	57,154
*	Martinrea International, Inc.	6,100	21,470
*	MDS, Inc.	15,200	87,891
	Methanex Corp.	10,500	120,900
	Metro, Inc. Class A	6,459	200,271
*	Migao Corp.	12,900	73,510
	National Bank of Canada	18,272	668,376
	Nexen, Inc.	24,745	471,136
	Niko Resources, Ltd.	1,900	96,154
	Norbord, Inc.	8,900	9,696
*	Northgate Minerals Corp.	52,500	74,793
	Nova Chemicals Corp.	10,400	60,136
*	Nuvista Energy, Ltd.	10,700	70,927
*	Oilexco, Inc.	16,300	1,434
	Onex Corp.	13,600	219,506
*	Open Text Corp.	1,700	55,988
*	OPTI Canada, Inc.	9,500	15,365
*	Pan Amer Silver Corp.	5,400	88,967
*	Paramount Resources, Ltd. Class A	3,700	17,581
*	Parkbridge Lifestyles Communities, Inc.	800	2,346
	Pason Systems, Inc.	2,400	20,414
*	Patheon, Inc.	4,400	8,628
* #	Petrobank Energy & Resources, Ltd.	4,000	85,980
	Petro-Canada	37,100	1,170,859
	Potash Corp. of Saskatchewan, Inc.	1,700	146,024
	Power Corp. of Canada, Ltd.	21,217	396,674
	Power Financial Corp.	14,755	295,149
	Progress Energy Resources Corp.	6,900	51,462
*	QLT, Inc.	15,600	31,114
*	Quadra Mining, Ltd.	2,400	13,294

11

	Quebecor, Inc. Class B	4,300	55,493
*	Questerre Energy Corp.	32,700	38,364
	Reitmans Canada, Ltd.	6,900	70,255
*	Research In Motion, Ltd.	4,500	310,848
	Richelieu Hardware, Ltd.	600	7,668
	Ritchie Brothers Auctioneers, Inc.	2,700	59,575
	Rogers Communications, Inc. Class B	3,000	73,712
*	RONA, Inc.	17,700	195,941
	Royal Bank of Canada	39,027	1,383,426
	Russel Metals, Inc.	7,100	74,731
	Samuel Manu-Tech, Inc.	500	1,718
	Saputo, Inc.	4,200	76,728
	Savanna Energy Services Corp.	3,200	15,688
*	SEMAFO, Inc.	3,000	4,626
	Shaw Communictions, Inc. Class B	7,500	116,274
	ShawCor, Ltd.	6,200	113,266
	Sherritt International Corp.	40,900	175,829
	Shoppers Drug Mart Corp.	2,800	101,249
*	Shore Gold, Inc.	1,800	649
*	Sierra Wireless, Inc.	4,100	23,226
*	Silver Standard Resources, Inc.	5,700	95,581
*	Silver Wheaton Corp.	23,900	183,261
	Silvercorp Metals, Inc.	29,600	68,710
*	Sino-Forest Corp.	22,900	200,349
	SNC-Lavalin Group, Inc.	3,784	110,194
*	Stantec, Inc.	3,000	65,692
	Sun Life Financial, Inc.	37,684	881,072
	Suncor Energy, Inc.	22,976	578,203
*	SunOpta, Inc.	4,800	8,447
*	SXC Health Solutions Corp.	5,400	107,339
	Talisman Energy, Inc.	63,900	800,557
*	Taseko Mines, Ltd.	5,400	7,602
	Teck Resources, Ltd. Class B	51,800	543,915
	Telus Corp.	300	7,328
#	The Thomson Corp.	9,191	258,023
*	Thompson Creek Metals Company, Inc.	21,100	141,456
	Tim Hortons, Inc.	5,075	123,334
* #	Timminco, Ltd.	5,700	8,359
	TMX Group, Inc.	2,120	57,011
	Toromont Industries, Ltd.	3,900	80,203
	Toronto Dominion Bank	37,400	1,476,192
	Torstar Corp. Class B	7,000	29,448
	Transalta Corp.	12,570	216,365
	TransCanada Corp.	23,140	577,482
	Transcontinental, Inc. Class A	6,300	37,484
	Trican Well Service, Ltd.	11,000	84,715
	Trinidad Drilling, Ltd.	7,900	31,910
*	TriStar Oil and Gas, Ltd.	14,600	131,526
	Uni-Select, Inc.	1,200	27,906
*	Uranium One, Inc.	47,000	129,976
*	UTS Energy Corp.	31,150	38,634
*	Verenex Energy, Inc.	7,800	60,136

12

*	Vero Energy, Inc.	3,900	12,354
* #	Viterra, Inc.	25,100	182,997
	West Fraser Timber Co., Ltd.	3,000	67,753
*	Westport Innovations, Inc.	7,700	38,716
	Winpak, Ltd.	700	4,106
	Yamana Gold, Inc.	44,800	351,402

TOTAL — CANADA			31,708,612

CHILE — (0.3%)
COMMON STOCKS — (0.3%)
	Aguas Andinas SA Series A	284,336	100,196
	Banco de Chile Series F ADR	3,000	108,690
	Banco de Credito e Inversiones SA Series A	5,306	113,097
	Banco Santander Chile SA	1,227,899	41,686
	Banco Santander Chile SA ADR	524	18,555
	CAP SA	8,340	135,046
*	Colbun SA	415,803	81,838
	Compania Cervecerias Unidas SA ADR	1,400	41,426
	Compania General de Electricidad SA	17,073	88,630
*	Compania SudAmericana de Vapores SA	25,862	15,559
	CorpBanca SA ADR	912	21,113
	Cristalerias de Chile SA	2,000	17,877
	Embotelladora Andina SA Series B	17,884	45,651
	Embotelladora Andina SA Series B ADR	315	4,851
	Empresa Nacional de Electricidad SA Sponsored ADR	1,500	57,525
	Empresa Nacional de Telecomunicaciones SA	10,357	121,952
	Empresas CMPC SA	6,947	155,121
	Empresas Copec SA	18,042	180,498
	Enersis SA Sponsored ADR	8,920	133,711
	Lan Airlines SA Sponsored ADR	5,500	49,885
	Madeco SA	620,000	29,841
	Masisa SA	257,163	26,965
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	400	12,604
	Vina Concha Y Toro SA Sponsored ADR	600	19,830

TOTAL — CHILE			1,622,147

CHINA — (3.4%)
COMMON STOCKS — (3.4%)
	Agile Property Holdings, Ltd.	268,000	199,982
*	Air China, Ltd.	344,000	160,782
* #	Ajisen China Holdings, Ltd.	69,000	34,578
	Aluminum Corp. of China, Ltd. ADR	13,900	267,297
	AMVIG Holdings, Ltd.	38,000	23,893
#	Angang Steel Co., Ltd.	124,000	147,443
*	Anhui Conch Cement Co., Ltd.	40,000	265,137
	Anhui Expressway Co., Ltd.	110,000	54,996
*	AviChina Industry and Technology Co., Ltd.	296,000	59,564
#	Bank of China, Ltd.	858,000	318,125
#	Bank of Communications Co., Ltd.	263,000	211,856
	Beijing Capital International Airport Co., Ltd.	276,000	174,297

13

	Beijing Enterprises Holdings, Ltd.	58,500	255,288
	Belle International Holdings, Ltd.	230,000	176,700
	Bosideng International Holdings, Ltd.	398,000	32,156
*	Brilliance China Automotive Holdings, Ltd.	766,000	56,800
* #	Byd Co., Ltd.	30,000	78,235
#	Chaoda Modern Agriculture (Holdings), Ltd.	247,200	141,302
*	China Agri-Industries Holdings, Ltd.	181,000	92,704
*	China Aoyuan Property Group, Ltd.	301,000	38,836
* #	China Citic Bank	790,000	358,737
	China Construction Bank Corp.	611,000	353,522
	China COSCO Holdings Co., Ltd.	138,500	112,167
	China Everbright International, Ltd.	194,000	44,362
	China Everbright, Ltd.	118,000	228,349
	China Foods, Ltd.	158,000	75,985
	China Gas Holdings, Ltd.	236,000	43,407
*	China Grand Forestry Green Resources Group, Ltd.	444,000	17,311
	China Green (Holdings), Ltd.	36,000	28,894
*	China High Speed Transmission Equipment Group Co., Ltd.	73,000	130,421
	China Insurance International Holdings Co., Ltd.	50,000	83,332
	China Life Insurance Co., Ltd. ADR	3,400	180,030
	China Mengniu Dairy Co., Ltd.	109,000	194,710
#	China Merchants Bank Co., Ltd.	58,000	103,778
	China Merchants Holdings (International) Co., Ltd.	150,000	351,312
	China Mobile, Ltd.	8,000	69,390
	China Mobile, Ltd. Sponsored ADR	9,461	408,337
	China Molybdenum Co., Ltd.	189,000	94,736
	China National Building Material Co., Ltd.	72,000	150,862
	China Oilfield Services, Ltd.	98,000	79,852
	China Overseas Land & Investment, Ltd.	168,480	292,157
	China Petroleum and Chemical Corp. (Sinopec) ADR	2,100	162,960
	China Pharmaceutical Group, Ltd.	124,000	61,886
	China Power International Development, Ltd.	117,000	26,310
	China Resources Enterprise, Ltd.	156,000	274,733
	China Resources Land, Ltd.	110,000	196,731
	China Resources Power Holdings Co., Ltd.	68,000	152,379
*	China Shenhua Energy Co., Ltd.	32,500	90,476
	China Shineway Pharmaceutical Group, Ltd.	25,000	15,223
#	China Shipping Container Lines Co., Ltd.	517,000	124,375
	China Shipping Development Co., Ltd.	130,000	148,061
*	China Southern Airlines Co., Ltd. ADR	2,850	33,288
	China Telecom Corp., Ltd. ADR	3,400	167,858
#	China Travel International Investment Hong Kong, Ltd.	218,000	38,051
	China Unicom Hong Kong, Ltd. ADR	44,206	511,463
	China Yurun Food Group, Ltd.	62,000	73,430
	Chongqing Iron and Steel Co., Ltd.	196,000	57,718
	Citic Pacific, Ltd.	185,000	269,638
*	CITIC Resources Holdings, Ltd.	486,000	67,469
	CNOOC, Ltd. ADR	1,800	200,430
	CNPC Hong Kong, Ltd.	160,000	78,977
	COSCO Pacific, Ltd.	166,000	156,685
* #	Country Garden Holdings Co.	451,000	147,104
	Dalian Port (PDA) Co., Ltd.	40,000	13,912

14

	Datang International Power Generation Co., Ltd.	186,000	89,251
	Denway Motors, Ltd.	672,000	279,281
*	Dongfang Electric Co., Ltd.	21,200	55,300
	Dongfeng Motor Corp.	434,000	323,512
*	Fosun International	277,000	97,306
	FU JI Food & Catering Services	27,000	14,263
*	Fushan International Energy Group, Ltd.	38,000	10,556
#	Geely Automobile Holdings, Ltd.	300,000	40,245
	Global Bio-Chem Technology Group Co., Ltd.	96,000	12,787
	GOME Electrical Appliances Holdings, Ltd.	417,000	60,263
*	Great Wall Motor Co., Ltd.	107,000	56,676
*	Greentown China Holdings, Ltd.	117,000	64,419
	Guangdong Investment, Ltd.	150,000	61,598
	Guangshen Railway Co., Ltd. Sponsored ADR	3,900	87,165
	Guangzhou Investment Co., Ltd.	366,000	59,391
	Guangzhou R&F Properties Co., Ltd.	58,400	93,756
#	Guangzhou Shipyard International Co., Ltd.	44,000	56,109
*	Haier Electronics Group Co., Ltd.	345,000	37,169
	Harbin Power Equipment Co., Ltd.	68,000	50,869
	Hengan International Group Co., Ltd.	25,000	104,260
*	Hidili Industry International Development, Ltd.	157,000	62,732
	HKC (Holdings), Ltd.	252,461	18,368
	Hopewell Highway Infrastructure, Ltd.	58,300	31,706
#	Hopson Development Holdings, Ltd.	106,000	81,036
	Huabao International Holdings, Ltd.	50,000	35,343
	Huadian Power International Corp.	92,000	22,191
*	Huaneng Power International, Inc. ADR	5,500	149,765
#	Hunan Non-Ferrous Metal Corp., Ltd.	86,000	14,466
	Industrial & Commercial Bank of China, Ltd.	289,000	165,144
*	Intime Department Store Group Co., Ltd.	95,000	33,974
	Jiangsu Express Co., Ltd.	108,000	76,126
#	Jiangxi Copper Co., Ltd.	103,000	120,169
*	Ju Teng International Holdings, Ltd.	136,000	59,257
	Kingdee International Software Group Co., Ltd.	388,000	65,881
*	KWG Property Holding, Ltd.	104,500	39,982
	Lenovo Group, Ltd.	334,000	87,917
#	Li Ning Co., Ltd.	42,000	85,951
	Lianhua Supermarket Holdings Co., Ltd.	28,000	33,189
	Lonking Holdings, Ltd.	42,000	31,644
#	Maanshan Iron and Steel Co., Ltd.	272,000	109,637
	Minmetals Resources, Ltd.	252,000	42,623
* #	Minth Group, Ltd.	108,000	66,494
*	Nan Hai Corp., Ltd.	5,150,000	44,251
	New World China Land, Ltd.	81,600	31,759
	New World Department Store China, Ltd.	78,000	43,734
	Nine Dragons Paper Holdings, Ltd.	129,000	58,223
	Parkson Retail Group, Ltd.	63,500	79,747
	PetroChina Co., Ltd. ADR	1,500	130,365
*	PICC Property and Casualty Co., Ltd.	212,000	119,664
	Ping An Insurance (Group) Co. of China, Ltd.	18,500	114,048
* #	Semiconductor Manufacturing International Corp.	2,115,000	80,047
	Shanghai Electric Group Co., Ltd.	288,000	102,310

15

*	Shanghai Forte Land Co., Ltd.	234,000	44,747
	Shanghai Industrial Holdings, Ltd.	80,000	271,042
	Shenzhen Expressway Co., Ltd.	100,000	37,695
	Shenzhen International Holdings, Ltd.	1,422,500	70,976
	Shenzhen Investment, Ltd.	308,000	89,989
#	Shimao Property Holdings, Ltd.	176,500	196,242
	Shougang Concord International Enterprises Co., Ltd.	564,000	62,542
	Shui On Land, Ltd.	127,500	54,651
*	Sichuan Expressway Co., Ltd.	204,000	51,246
	Sino Biopharmaceutical, Ltd.	292,000	53,215
	Sinofert Holdings, Ltd.	134,000	61,802
	Sinolink Worldwide Holdings, Ltd.	544,000	45,187
*	Sino-Ocean Land Holdings, Ltd.	375,000	277,006
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	3,300	112,167
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	388,000	67,904
*	Sinotrans Shipping, Ltd.	199,000	61,041
	Sinotrans, Ltd.	93,000	17,119
	SRE Group, Ltd.	58,000	4,821
* #	Tencent Holdings, Ltd.	30,800	275,188
	Tian An China Investments Co., Ltd.	36,000	11,984
	Tianjin Development Holdings, Ltd.	110,000	45,423
* #	Tianjin Port Development Holdings, Ltd.	214,000	53,629
	Tingyi (Cayman Islands) Holding Corp.	32,000	38,853
	TPV Technology, Ltd.	178,000	58,797
*	Travelsky Technology, Ltd.	55,000	28,908
	Tsingtao Brewery Co., Ltd.	24,000	61,490
*	Vinda International Holdings, Ltd.	100,000	51,276
	Weichai Power Co., Ltd.	12,800	36,304
	Weiqiao Textile Co., Ltd.	116,000	46,191
	Xiamen International Port Co., Ltd.	330,000	50,985
	Xinao Gas Holdings, Ltd.	62,000	84,751
*	Xinjiang Xinxin Mining Industry Co., Ltd.	144,000	54,168
	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	22,400	214,368
	Zhejiang Expressway Co., Ltd.	74,000	63,020
	Zijin Mining Group Co., Ltd.	178,000	136,104
#	ZTE Corp.	20,280	68,113

TOTAL — CHINA			16,111,642

CZECH REPUBLIC — (0.1%)
COMMON STOCKS — (0.1%)
	CEZ A.S.	2,290	94,090
	Komercni Banka A.S.	1,146	153,430
*	Phillip Morris CR A.S.	100	26,908
	Telefonica 02 Czech Republic A.S.	6,091	129,657
	Unipetrol A.S.	10,500	61,111

TOTAL — CZECH REPUBLIC			465,196

DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
*	A P Moller - Maersk A.S.	44	255,581

16

*	Aktieselskabet Roskilde Bank A.S.	787	49
#	Alk-Abello A.S.	554	33,292
*	Alm. Brand A.S.	965	13,976
	Auriga Industries A.S. Series B	2,100	35,754
	Bang & Olufsen Holdings A/S	2,213	14,995
*	Bavarian Nordic A.S.	1,600	50,587
#	Carlsberg A.S. Series B	2,938	141,258
	Coloplast A.S.	382	26,078
	D/S Norden A.S.	2,960	99,547
	Dampskibsselskabet Torm A.S. ADR	1,400	13,104
#	Danisco A.S.	4,007	131,230
*	Danske Bank A.S.	21,606	236,978
*	DFDS A.S.	210	10,954
#	DSV A.S.	16,611	187,590
	East Asiatic Co., Ltd. A.S.	1,100	34,709
*	FLSmidth & Co. A.S.	4,868	155,668
*	Genmab A.S.	1,927	74,268
* #	GN Store Nord A.S.	30,363	96,968
* #	Greentech Energy Systems A.S.	1,150	3,907
	H. Lundbeck A.S.	2,500	45,231
	Jeudan A.S.	284	21,910
*	Jyske Bank A.S.	5,547	142,098
*	NeuroSearch A.S.	2,304	33,837
* #	NKT Holding A.S.	3,550	96,668
*	Nordjyske Bank A.S.	2,430	50,350
*	Norresundby Bank A.S.	518	13,309
	Novo-Nordisk A.S. Sponsored ADR	3,172	150,702
	Novozymes A.S. Series B	1,001	67,491
*	Parken Sport & Entertainment A.S.	80	6,970
	Per Aarsleff A.S. Series B	329	28,436
*	Ringkjoebing Landbobank A.S.	603	45,622
	Rockwool International A.S.	760	58,667
*	Royal Unibrew A.S.	200	2,348
	Schouw & Co. A.S.	1,150	16,616
	SimCorp A.S.	230	29,919
*	Sjaelso Gruppen A.S.	2,150	7,444
	Solar Holdings A.S. Series B	677	21,599
	Spar Nord Bank A.S.	4,504	38,956
*	Sydbank A.S.	4,505	75,682
	Thrane & Thrane A.S.	1,149	32,757
	Tivoli A.S.	8	4,537
*	TK Development A.S.	8,499	35,814
*	Topdanmark A.S.	1,064	125,780
	Trygvesta A.S.	766	41,924
*	Vestas Wind Systems A.S.	5,262	341,564
*	William Demant Holding A.S.	1,009	47,719
TOTAL COMMON STOCKS			3,200,443

RIGHTS/WARRANTS — (0.0%)
*	Bang & Olufsen Holdings A.S. Rights 05/07/09	4,426	29,088

TOTAL — DENMARK			3,229,531

17

FINLAND — (1.1%)
COMMON STOCKS — (1.1%)
	Ahlstrom Oyj	1,611	15,243
	Alma Media Oyj	3,037	20,344
#	Amer Sports Oyj Series A	7,862	76,020
	Aspo Oyj	2,372	15,599
	Cargotec Oyj Series B	5,752	74,487
	Cramo Oyj	798	7,526
	Elisa Oyj	8,247	109,188
*	Finnair Oyj	6,467	37,736
	Finnlines Oyj	2,191	15,935
	Fiskars Oyj Abp Series A	4,822	50,922
	Fortum Oyj	11,955	241,135
	Huhtamaki Oyj	9,316	89,637
	KCI Konecranes Oyj	626	12,719
#	Kemira Oyj	3,744	31,142
	Kesko Oyj	9,752	253,581
	Kone Oyj Series B	4,035	110,221
	Lassila & Tikanoja Oyj	1,395	21,484
	Metso Corp. Oyj	4,396	67,317
	Metso Corp. Oyj Sponsored ADR	200	3,052
*	M-Real Oyj Series B	17,167	12,336
	Neste Oil Oyj	18,702	241,916
	Nokia Oyj	1,780	25,282
	Nokia Oyj Sponsored ADR	25,880	365,943
	Nokian Renkaat Oyj	3,630	57,325
	Olvi Oyj Series A	494	10,607
	Oriola-KD Oyj Class B	7,702	22,309
	Orion Oyj Series A	4,470	65,284
	Orion Oyj Series B	5,607	81,202
	Outokumpu Oyj Series A	10,874	161,997
	Outotec Oyj	724	15,354
	Pohjola Bank P.L.C. (5665233)	15,116	111,881
*	Pohjola Bank P.L.C. (B3QBVY8)	8,636	65,130
	Poyry Oyj	1,008	12,526
	Raisio P.L.C.	16,371	33,706
*	Ramirent Oyj	4,151	20,084
	Rautaruukki Oyj Series K	9,334	173,674
*	Ruukki Group Oyj	27,736	59,350
	Sampo Oyj	30,602	570,871
	Sanoma Oyj	7,735	101,901
	Stockmann Oyj Abp Series A	937	18,532
	Stockmann Oyj Abp Series B	3,874	72,659
*	Stora Enso Oyj Series R	74,977	427,959
*	Stora Enso Oyj Sponsored ADR	1,800	10,134
	Tieto Oyj	8,284	106,424
	UPM-Kymmene Oyj	72,372	647,649
	UPM-Kymmene Oyj Sponsored ADR	1,300	11,544
	Uponor Oyj Series A	4,035	44,908
	Vaisala Oyj Series A	958	30,319

18

	Wartsila Corp. Oyj Series B	8,066	265,937
#	YIT Oyj	14,981	143,189

TOTAL — FINLAND			5,241,220

FRANCE — (6.0%)
COMMON STOCKS — (5.9%)
#	Accor SA	3,516	148,768
	Aeroports de Paris	1,723	99,205
	Air France-KLM	20,257	224,908
	Air Liquide SA	2,230	181,452
*	Alcatel-Lucent SA	11,041	27,918
*	Alcatel-Lucent SA Sponsored ADR	10,700	26,750
	Alstom SA	4,025	250,909
*	Alten	1,402	25,196
*	Altran Technologies SA	5,386	18,082
	April Group SA	389	11,580
	Arkema	3,479	80,247
	Assystem	2,109	16,638
	Atos Origin SA	9,680	298,422
*	AXA SA Sponsored ADR	62,400	1,072,032
#	Beneteau SA	6,084	60,463
	bioMerieux	420	31,460
	BNP Paribas SA	38,463	2,024,841
	Boiron SA	1,642	41,542
	Bonduelle SCA	182	12,751
	Bongrain SA	629	30,853
#	Bourbon SA	4,420	165,424
	Bouygues SA	11,334	483,507
*	Bull SA	19,152	56,506
	Canal Plus SA	6,412	41,194
*	Capgemini SA	17,986	672,321
	Carbone Lorraine SA	666	17,332
*	Carrefour SA	9,203	373,154
	Casino Guichard Perrachon SA	4,759	296,882
	Christian Dior SA	1,703	114,114
	Cie Generale D’Optique Essilor Intenational SA	3,437	148,081
	Ciments Francais SA	1,433	129,792
*	Club Mediterranee SA	1,124	17,713
	CNP Assurances	3,474	273,910
	Compagnie de Saint-Gobain	20,653	740,931
*	Compagnie Generale de Geophysique-Veritas SA	173	2,499
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	8,400	121,128
	Compagnie Generale des Establissements Michelin Series B	13,532	692,682
	Credit Agricole SA	42,852	626,563
	DANONE SA	3,578	170,194
	Dassault Systemes SA	1,913	78,520
	Dassault Systemes SA ADR	614	25,254
	Delachaux SA	511	28,395
	Derichebourg	19,759	46,162
	EDF Energies Nouvelles SA	1,744	61,754

19

	Electricite de France	2,171	100,562
	Eramet SA	647	138,929
	Esso S.A.F.	191	20,403
	Establissements Maurel et Prom	11,258	165,205
	Euler Hermes SA	4,126	201,313
*	Euro Disney SCA	6,546	29,805
	European Aeronautic Defence & Space Co.	26,916	388,495
	Eutelsat Communications	3,757	81,353
#	Fimalac SA	846	40,112
	France Telecom SA	329	7,304
	France Telecom SA Sponsored ADR	23,020	507,821
	GDF Suez	12,613	452,987
*	Gemalto NV	10,578	333,073
	Gifi SA	765	30,351
	GL Events SA	2,371	37,560
	Groupe Danone Sponsored ADR	600	5,664
*	Groupe Eurotunnel SA	7,043	36,262
	Groupe Steria SCA	2,513	47,918
	Guyenne et Gascogne SA	732	63,624
	Havas SA	39,552	123,925
#	Hermes International SA	896	118,832
	Iliad SA	443	46,530
#	Imerys SA	4,179	172,937
*	Infogrames Entertainment SA	4,013	26,140
	Ingenico SA	3,747	68,602
	Ipsen SA	1,467	60,063
	Ipsos SA	1,370	31,090
#	JC Decaux SA	8,326	118,402
	Korian SA	1,936	44,117
#	Lafarge SA	10,688	603,107
#	Lafarge SA Sponsored ADR	1,300	18,434
	Lagardere SCA	16,681	523,666
	Laurent-Perrier	320	18,772
	Legrand SA	7,517	150,899
	Lisi SA	445	16,930
	L’Oreal SA	1,886	134,923
	LVMH Moet Hennessy Louis Vuitton SA	3,079	232,461
	M6 Metropole Television	5,638	105,381
#	Manitou BF SA	1,145	12,641
	Manutan International SA	734	29,085
* #	Meetic	2,868	63,953
	Natixis	108,198	244,977
	Neopost SA	2,118	179,357
*	Nexans SA	3,429	158,863
	Nexity	3,528	113,803
	Norbert Dentressangle	163	5,665
	NRJ Group	4,409	28,889
* #	Orpea	2,074	84,807
#	PagesJaunes SA	11,583	125,823
#	Pernod-Ricard SA	7,752	457,888
	Peugeot SA	15,054	347,638
	Pierre & Vacances	400	25,656

20

	PPR SA	6,628	507,791
	Publicis Groupe	6,834	208,880
	Publicis Groupe ADR	400	12,140
	Rallye SA	742	15,085
	Remy Cointreau SA	2,477	81,655
	Renault SA	13,954	447,432
#	Rexel SA	14,450	119,937
	Rhodia SA	2,554	14,684
	Rubis SA	1,088	61,714
#	Safran SA	22,547	269,102
	Saft Groupe SA	1,330	40,707
	Sanofi - Aventis ADR	22,686	651,542
*	Schneider Electric SA	13,862	1,054,878
	SCOR SE	22,640	475,156
	SEB SA	2,824	95,178
	Sechilienne SA	501	17,237
*	Seloger.com	888	22,502
	Societe BIC SA	3,399	182,469
	Societe Generale Paris	21,776	1,112,940
	Societe Television Francaise 1	10,875	101,845
	Sodexo	2,674	128,453
*	Soitec SA	6,005	37,962
	Somfy SA	147	22,061
	Sopra Group SA	746	26,698
	Sperian Protection	401	20,193
	Stallergenes SA	820	53,012
	STEF-TFE	523	18,894
	STMicroelectronics NV	63,525	418,662
	STMicroelectronics NV ADR	29,790	195,720
	Sucriere de Pithiviers Le Vieil	19	11,897
*	Suez Environnement SA	5,676	86,522
	Synergie SA	3,386	59,283
	Technip SA	10,020	430,461
	Technip SA ADR	400	17,044
	Teleperformance SA	7,005	201,888
	Thales SA	4,241	175,937
*	Thomson	1,190	1,602
	Total SA	8,644	432,509
	Total SA Sponsored ADR	18,700	929,764
	Toupargel Groupe	334	6,348
*	UbiSoft Entertainment SA	2,510	49,037
	Valeo SA	5,877	121,105
	Vallourec SA	1,448	158,269
	Veolia Environnement SA ADR	7,500	204,825
	Viel et Compagnie	12,255	37,891
	Vilmorin et Cie SA	456	43,020
	Vinci SA	8,785	393,572
	Virbac SA	447	30,131
	Vivendi SA	41,244	1,109,013
	Wendel	4,649	170,491
#	Zodiac Aerospace	6,425	187,646
TOTAL COMMON STOCKS			28,523,810

21

RIGHTS/WARRANTS — (0.1%)
*	Lafarge SA Rights 04/15/09	4,932	264,284

TOTAL — FRANCE			28,788,094

GERMANY — (4.5%)
COMMON STOCKS — (4.5%)
#	Aareal Bank AG	6,446	60,029
	Adidas-Salomon AG	6,169	233,079
	Aixtron AG	4,185	31,673
	Allianz SE	11,378	1,048,227
	Allianz SE Sponsored ADR	69,550	630,123
* #	Arcandor AG	13,185	31,190
*	Augusta Technologie AG	2,733	29,599
#	Aurubis AG	4,501	127,410
*	BASF AG	8,196	310,055
	BASF AG Sponsored ADR	1,000	35,300
#	Bauer AG	386	14,568
*	Bayer AG	7,172	355,933
*	Bayer AG Sponsored ADR	200	9,892
	Bayerische Motoren Werke AG	25,204	873,296
	Bechtle AG	1,422	21,429
	Beiersdorf AG	1,420	58,207
	Bilfinger Berger AG	3,687	174,983
*	Carl Zeiss Meditec AG	1,128	13,400
	Celesio AG	10,021	223,842
*	CENTROTEC Sustainable AG	2,715	29,606
	Cewe Color Holding AG	458	11,871
	Comdirect Bank AG	3,278	26,578
#	Commerzbank AG	25,020	167,310
*	CropEnergies AG	3,089	11,322
	CTS Eventim AG	1,199	34,470
	Daimler AG	6,417	228,822
	Daimler AG Sponsored ADR	25,800	921,060
	Demag Cranes AG	2,535	53,146
#	Deutsche Bank AG	3,806	202,964
	Deutsche Bank AG ADR	20,100	1,053,843
	Deutsche Boerse AG	2,406	175,203
	Deutsche Lufthansa AG	29,328	374,129
	Deutsche Post AG	57,416	662,454
#	Deutsche Postbank AG	1,008	20,942
	Deutsche Telekom AG	42,984	524,646
	Deutsche Telekom AG Sponsored ADR	49,559	539,202
*	Deutsche Wohnen AG	3,473	64,795
	Deutz AG	3,505	14,768
	Douglas Holding AG	2,529	103,769
	Duerr AG	2,774	52,209
	DVB Bank SE	433	14,724
	E.ON AG	52,403	1,758,980
*	E.ON AG Sponsored ADR	3,600	121,140

22

	ElreingKlinger AG	4,474	64,070
* #	Evotec AG	35,662	31,607
	Fielmann AG	537	32,880
	Fraport AG	5,583	225,036
*	Freenet AG	8,001	50,158
	Fresenius Medical Care AG & Co. KGaA ADR	2,100	80,871
*	Fresenius SE (4352097)	686	28,359
*	Fresenius SE (4568946)	1,392	71,792
	Fuchs Petrolub AG	579	32,096
	GEA Group AG	14,371	186,167
	Generali Deutschland Holding AG	825	68,125
	Gerresheimer AG	3,158	75,889
	GFK SE	1,219	28,976
	Gildemeister AG	5,832	56,706
	Grenkeleasing AG	1,850	57,455
#	Hannover Rueckversicherung AG	6,821	220,388
	Heidelberger Druckmaschinen AG	10,864	78,170
	Heidelberger Zement AG	3,664	154,027
	Henkel AG & Co. KGaA	4,418	109,223
	Hochtief AG	4,338	207,931
	Indus Holding AG	1,129	16,021
* #	Infineon Technologies AG	21,523	55,943
* #	Infineon Technologies AG ADR	38,089	97,508
#	IVG Immobilien AG	15,031	128,589
* #	Jenoptik AG	3,500	15,941
	K&S AG	3,118	187,569
	Kloeckner & Co. SE	4,144	53,541
	Kontron AG	3,991	43,794
	Krones AG	1,375	47,584
#	Kuka AG	1,075	15,415
	KWS Saat AG	271	34,000
	Lanxess AG	11,046	235,838
	Leoni AG	1,166	16,737
	Linde AG	6,481	516,760
	MAN AG	9,748	597,921
*	Medigene AG	5,234	31,018
	Medion AG	2,347	18,089
	Merck KGaA	1,439	128,706
	Metro AG	3,728	158,580
	MLP AG	2,298	32,160
*	Morphosys AG	1,401	25,703
	MTU Aero Engines Holding AG	3,208	107,937
	Munchener Rueckversicherungs-Gesellschaft AG	8,352	1,153,998
	MVV Energie AG	979	40,482
*	Nordex AG	351	6,058
	Pfeiffer Vacuum Technology AG	447	29,659
#	Pfleiderer AG	3,051	17,130
*	Plambeck Neue Energien AG	4,571	13,751
	Porsche Automobil Holding SE	6,083	438,190
	Praktiker Bau-und Heimwerkermaerkte Holding AG	8,813	63,944
* #	Premiere AG	8,868	21,428
*	Puma AG Rudolf Dassler Sport	494	105,668

23

*	Q-Cells SE	494	10,545
* #	QIAGEN NV	7,185	118,310
*	QSC AG	23,436	40,170
	Rheinmetall AG	3,088	130,864
	Rhoen-Klinikum AG	5,633	117,401
*	Roth & Rau AG	1,536	35,443
	RWE AG	3,317	238,942
	Salzgitter AG	5,295	373,573
	SAP AG Sponsored ADR	6,000	228,540
* #	SGL Carbon SE	2,174	63,755
	Siemens AG	821	54,702
	Siemens AG Sponsored ADR	9,500	635,835
*	Singulus Technologies AG	3,514	11,821
	Sixt AG	1,860	28,088
*	Software AG	1,050	66,413
*	Solar Millennium AG	1,871	37,256
*	Solarworld AG	4,236	117,392
	Stada Arzneimittel AG	5,789	106,649
	Suedzucker AG	6,619	127,759
*	Symrise AG	8,140	110,700
	Takkt AG	897	8,899
*	Tenaris SA ADR	1,800	45,036
#	ThyssenKrupp AG	25,388	542,810
*	Tognum AG	2,199	26,877
	TUI AG	23,987	260,887
	United Internet AG	6,740	69,025
*	Versatel AG	1,678	12,307
	Vossloh AG	380	39,017
	Wacker Chemie AG	616	62,555
	Wacker Neuson SE	3,050	27,643
	Wincor Nixdorf AG	1,491	74,632
* #	Wirecard AG	5,551	45,632

TOTAL — GERMANY			21,635,254

GREECE — (0.8%)
COMMON STOCKS — (0.8%)
	Agricultural Bank of Greece S.A.	33,348	57,321
*	Alapis Holdings Industrial & Commercial S.A.	72,057	72,710
*	Alpha Bank A.E.	47,708	464,697
	Anek Lines S.A.	15,471	17,315
	Attica Bank	12,817	39,651
	Bank of Greece	1,841	104,856
	Coca-Cola Hellenic Bottling Co. S.A.	126	2,015
	Coca-Cola Hellenic Bottling Co. S.A. ADR	13,700	219,200
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	7,552	19,835
	EFG Eurobank Ergasias S.A.	40,830	320,519
	Ellaktor S.A.	14,109	91,298
*	Emporiki Bank of Greece S.A.	1,191	8,700
	EYDAP Athens Water Supply & Sewage Co. S.A.	2,890	23,254
*	Forthnet S.A.	39,875	65,752
	Fourlis Holdings S.A.	1,365	16,298

24

	Frigoglass S.A.	7,802	42,497
	GEK Terna S.A.	2,300	13,749
*	Geniki Bank	21,750	39,326
	Hellenic Exchanges S.A.	2,561	22,377
	Hellenic Petroleum S.A.	17,587	170,440
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	16,149	119,987
	Heracles General Cement Co. S.A.	444	3,796
	Iaso S.A.	3,671	20,849
*	Marfin Investment Group S.A.	78,354	335,974
	Metka S.A.	2,003	21,037
	Michaniki S.A.	7,913	16,362
	Motor Oil (Hellas) Corinth Refineries S.A.	1,840	19,427
	Mytilineos Holdings S.A.	11,980	76,676
	National Bank of Greece S.A.	3,297	68,564
	National Bank of Greece S.A. ADR	122,417	498,237
	OPAP S.A.	3,478	107,297
	Piraeus Bank S.A.	48,151	441,519
	Piraeus Port Authority S.A.	2,736	40,709
	Proton Bank S.A.	2,550	3,249
	Public Power Corp. S.A.	7,236	139,486
	S&B Industrial Minerals S.A.	1,950	13,487
	Sidenor Steel Products Manufacturing Co. S.A.	3,000	14,828
	Teletypos S.A. Mega Channel	636	4,721
	Titan Cement Co. S.A.	7,464	190,282
	TT Hellenic Postbank S.A.	8,470	50,971
	Viohalco S.A.	11,493	56,804

TOTAL — GREECE			4,056,072

HONG KONG — (1.5%)
COMMON STOCKS — (1.5%)
	Allied Properties, Ltd.	150,000	17,320
*	Associated International Hotels, Ltd.	20,000	32,030
	Bank of East Asia, Ltd.	65,276	154,937
	BOC Hong Kong (Holdings), Ltd.	55,000	77,821
*	C C Land Holdings, Ltd.	57,000	18,698
#	Cafe de Coral Holdings, Ltd.	24,000	44,557
	Cathay Pacific Airways, Ltd.	97,000	112,326
	Cheung Kong Holdings, Ltd.	48,000	499,444
	Cheung Kong Infrastructure Holdings, Ltd.	2,000	7,715
*	China WindPower Group, Ltd.	1,450,000	56,688
	Chong Hing Bank, Ltd.	28,000	34,564
	Chow Sang Sang Holdings, Ltd.	48,000	28,953
	CLP Holdings, Ltd.	21,500	145,227
	Dah Sing Banking Group, Ltd.	26,000	18,445
	Dah Sing Financial Holdings, Ltd.	22,800	66,001
	Daphne International Holdings, Ltd.	204,000	78,162
	Esprit Holdings, Ltd.	8,400	51,469
	First Pacific Co., Ltd.	192,000	86,186
*	Foxconn International Holdings, Ltd.	217,000	133,730
* #	Galaxy Entertainment Group, Ltd.	564,000	133,877

25

	Giordano International, Ltd.	98,000	19,981
	Glorious Sun Enterprises, Ltd.	170,000	43,689
*	Goldin Properties Holdings, Ltd.	42,000	15,763
	Great Eagle Holdings, Ltd.	34,000	46,939
	Hang Lung Group, Ltd.	44,000	161,146
	Hang Lung Properties, Ltd.	37,000	104,629
	Hang Seng Bank, Ltd.	5,800	64,323
	Henderson Land Development Co., Ltd.	51,000	237,559
	HKR International, Ltd.	186,400	48,245
	Hong Kong and China Gas Co., Ltd.	21,000	39,004
	Hong Kong and Shanghai Hotels, Ltd.	30,000	22,681
	Hong Kong Electric Holdings, Ltd.	17,000	100,579
	Hong Kong Exchanges & Clearing, Ltd.	8,400	96,701
	Hopewell Holdings, Ltd.	38,000	97,578
	Hutchison Harbour Ring, Ltd.	440,000	32,822
*	Hutchison Telecommunications Hong Kong Holdings, Ltd.	179,000	16,861
	Hutchison Telecommunications International, Ltd.	179,000	33,490
	Hutchison Whampoa, Ltd.	82,000	480,877
	Industrial & Commercial Bank of China (Asia), Ltd.	65,000	83,049
	Johnson Electric Holdings, Ltd.	324,500	70,203
	K Wah International Holdings, Ltd.	88,000	13,723
	Kerry Properties, Ltd.	64,500	190,247
	Kingboard Chemical Holdings, Ltd.	75,000	181,810
#	Kingboard Laminates Holdings, Ltd.	217,000	86,470
	Kowloon Development Co., Ltd.	26,000	12,434
#	Lee & Man Paper Manufacturing, Ltd.	78,400	58,108
#	Li & Fung, Ltd.	32,000	89,901
* #	Melco International Development, Ltd.	161,000	78,983
	Midland Holdings, Ltd.	60,000	24,590
	Miramar Hotel & Investment Co., Ltd.	9,000	6,576
* #	Mongolia Energy Corp., Ltd.	146,000	41,378
	MTR Corp., Ltd.	36,500	92,482
	New World Development Co., Ltd.	172,173	225,630
	Next Media, Ltd.	290,000	38,324
	NWS Holdings, Ltd.	92,939	186,157
	Pacific Andes International Holdings, Ltd.	426,000	44,764
	Pacific Basin Shipping, Ltd.	179,000	88,510
*	Pacific Century Premium Developments, Ltd.	243,000	48,062
	PCCW, Ltd.	67,000	30,265
	Ports Design, Ltd.	15,000	23,471
	Public Financial Holdings, Ltd.	72,000	25,116
	Regal Hotels International Holdings, Ltd.	172,000	33,153
*	REXLot Holdings, Ltd.	1,100,000	63,975
	Road King Infrastructure, Ltd.	71,000	33,515
	Shangri-La Asia, Ltd.	72,000	105,867
	Shun Tak Holdings, Ltd.	180,000	79,202
	Sino Land Co., Ltd.	94,000	119,727
	Smartone Telecommunications Holdings, Ltd.	52,000	33,467
* #	Stella International Holdings, Ltd.	36,500	48,364
	Sun Hung Kai & Co., Ltd.	49,000	27,140
	Sun Hung Kai Properties, Ltd.	32,000	330,399
	Tai Cheung Holdings, Ltd.	94,000	35,421

26

*	Tak Shun Technology Group, Ltd.	5,000,000	26,451
*	TCC International Holdings, Ltd.	160,000	57,752
	Techtronic Industries Co., Ltd.	142,000	83,797
	Television Broadcasts, Ltd.	9,000	31,858
	Texwinca Holdings, Ltd.	24,000	14,606
	Transport International Holdings, Ltd.	12,400	33,557
	Vitasoy International Holdings, Ltd.	80,000	35,934
	Vtech Holdings, Ltd.	7,000	35,011
	Wharf Holdings, Ltd.	85,000	280,213
	Wheelock and Co., Ltd.	59,000	127,467
	Wheelock Properties, Ltd.	125,000	50,150
	Wing Hang Bank, Ltd.	11,000	65,310
	Wing On Co. International, Ltd.	17,000	16,312
#	Xinyi Glass Holding Co., Ltd.	50,000	31,300
	Xinyu Hengdeli Holdings, Ltd.	260,000	66,575
	Yue Yuen Industrial (Holdings), Ltd.	11,500	25,499
TOTAL COMMON STOCKS			7,093,292

RIGHTS/WARRANTS — (0.0%)
*	HKC (Holdings), Ltd. Warrants 11/26/11	25,246	554
*	Hong Kong Energy Holdings, Ltd. Warrants 11/26/11	1,753	29
TOTAL RIGHTS/WARRANTS			583

TOTAL — HONG KONG			7,093,875

HUNGARY — (0.1%)
COMMON STOCKS — (0.1%)
*	Egis Gyogyszergyar NYRT	445	24,602
*	FHB Mortgage Bank P.L.C.	6,244	16,955
	Magyar Telekom Telecommunications P.L.C.	1,876	4,365
	Magyar Telekom Telecommunications P.L.C. Sponsored ADR	4,800	55,584
	MOL Hungarian Oil & Gas NYRT	3,708	176,665
* #	OTP Bank NYRT	16,257	209,386
*	Pannonplast NYRT	10,773	45,129
	Richter Gedeon NYRT	1,239	161,770

TOTAL — HUNGARY			694,456

INDIA — (1.5%)
COMMON STOCKS — (1.5%)
	Aban Offshore, Ltd.	770	6,332
	ACC, Ltd.	7,831	102,616
	Adani Enterprises, Ltd.	6,662	56,597
	Aditya Birla Nuvo, Ltd.	4,026	42,922
*	Allahabad Bank, Ltd.	40,781	43,207
	Ambuja Cements, Ltd.	81,727	133,133
	Amtek Auto, Ltd.	10,557	20,037
	Apollo Hospitals Enterprise, Ltd.	4,661	36,067
	Ashok Leyland, Ltd.	54,551	23,520
	Asian Paints, Ltd.	1,564	27,956
	Aurobindo Pharma, Ltd.	11,573	51,633
	Axis Bank, Ltd.	13,737	153,505

27

	Bajaj Hindusthan, Ltd.	26,733	40,430
	Bajaj Holdings and Investment, Ltd.	4,907	33,793
	Balrampur Chini Mills, Ltd.	21,074	29,700
	Bharat Forge, Ltd.	7,097	17,899
	Bharat Heavy Electricals, Ltd.	2,047	68,021
*	Bharti Airtel, Ltd.	5,321	80,225
	Bhushan Steel & Strips, Ltd.	3,077	25,617
	Biocon, Ltd.	8,934	25,467
	Britannia Industries, Ltd.	250	8,034
	Cadila Healthcare, Ltd.	5,484	33,707
*	Cairn India, Ltd.	18,573	69,541
	Century Textiles & Industries, Ltd.	2,887	13,357
	CESC, Ltd.	5,246	24,603
	Cipla, Ltd.	7,837	37,986
	Corporation Bank	9,596	41,760
	Cummins India, Ltd.	4,800	19,643
	Divi’s Laboratories, Ltd.	1,439	24,767
	DLF, Ltd.	8,054	37,445
	Dr. Reddy’s Laboratories, Ltd. ADR	11,410	124,940
	EIH, Ltd.	13,193	29,887
*	Essar Oil, Ltd.	19,984	58,180
	Exide Industries, Ltd.	31,311	32,860
	Federal Bank, Ltd.	19,315	72,849
	Financial Technologies (India), Ltd.	5,078	72,543
	GAIL India, Ltd.	7,606	39,246
*	Glenmark Pharmaceuticals, Ltd.	6,078	22,150
*	GMR Infrastructure, Ltd.	29,244	66,575
*	Grasim Industries, Ltd.	5,183	184,530
	Great Eastern Shipping Co., Ltd.	13,008	53,917
	Great Offshore, Ltd.	5,975	33,131
	GTL, Ltd.	10,152	51,647
	HCL Infosystems, Ltd.	22,200	41,724
	HCL Technologies, Ltd.	17,304	45,432
*	HDFC Bank, Ltd.	3,249	72,055
*	HDFC Bank, Ltd. ADR	400	29,608
	Hero Honda Motors, Ltd. Series B	2,207	52,566
	Hindustan Unilever, Ltd.	7,107	33,436
*	ICICI Bank, Ltd.	9,160	88,380
	ICICI Bank, Ltd. Sponsored ADR	13,043	269,077
	IDBI Bank, Ltd.	42,786	54,759
*	Idea Cellular, Ltd.	20,651	24,206
	India Cements, Ltd.	31,135	72,248
	Indiabulls Financial Services, Ltd.	18,260	41,527
*	Indian Hotels Co., Ltd.	57,658	57,446
*	Indian Overseas Bank	27,161	35,264
	IndusInd Bank, Ltd.	51,899	42,548
	Infosys Technologies, Ltd.	4,002	121,534
	Infrastructure Development Finance Co., Ltd.	92,073	142,305
	ITC, Ltd.	9,705	36,845
	IVRCL Infrastructures & Projects, Ltd.	16,971	54,385
	Jain Irrigation Systems, Ltd.	5,900	59,221
	Jaiprakash Associates, Ltd.	59,560	166,748

28

*	Jet Airways (India), Ltd.	3,135	12,257
*	Jindal Saw, Ltd.	5,313	22,581
	Jindal Steel & Power, Ltd.	1,263	41,469
	JSW Steel, Ltd.	15,143	102,982
	Jubilant Organosys, Ltd.	5,040	11,883
	Karnataka Bank, Ltd.	18,000	29,688
*	Kotak Mahindra Bank, Ltd.	7,964	61,972
*	KS Oils, Ltd.	47,190	43,674
*	Lanco Infratech, Ltd.	13,852	62,208
	Larsen & Toubro, Ltd.	3,980	70,621
	LIC Housing Finance, Ltd.	8,455	62,198
	Lupin, Ltd.	2,460	35,463
	Madras Cements, Ltd.	15,000	24,229
*	Mahindra & Mahindra Financial Services, Ltd.	7,688	31,918
	Mahindra & Mahindra, Ltd.	21,500	210,308
	Mangalore Refinery & Petrochemicals, Ltd.	28,382	28,080
	Maruti Suzuki India, Ltd.	5,785	95,180
*	MAX India, Ltd.	8,840	25,231
	Motor Industries Co., Ltd.	584	35,292
	Mphasis, Ltd.	7,290	32,903
	Nagarjuna Construction Co., Ltd.	31,522	44,020
*	Oracle Financial Services Software, Ltd.	2,009	35,763
*	Oriental Bank of Commerce	9,651	25,551
	Pantaloon Retail India, Ltd.	8,932	33,994
*	Patni Computer Systems, Ltd. ADR	3,800	29,640
	Petronet LNG, Ltd.	34,000	35,312
	Piramal Healthcare, Ltd.	5,363	24,939
	PTC India, Ltd.	36,592	52,203
*	Punj Lloyd, Ltd.	14,527	33,913
	Ranbaxy Laboratories, Ltd.	5,919	19,837
	Reliance Capital, Ltd.	7,095	75,103
	Reliance Communications, Ltd.	28,225	122,639
	Reliance Energy, Ltd.	1,686	23,679
	Reliance Industries, Ltd.	15,321	556,966
*	Reliance Natural Resources, Ltd.	24,709	28,154
*	Reliance Petroleum, Ltd.	13,091	29,428
	Rolta India, Ltd.	21,070	33,832
	Sesa Goa, Ltd.	34,032	76,641
	Shriram Transport Finance Co., Ltd.	5,674	25,340
	Siemens India, Ltd.	8,842	55,017
*	State Bank of India, Ltd.	2,175	56,094
	Sterling Biotech, Ltd.	11,381	30,716
	Sterlite Industries (India), Ltd. ADR	2,900	24,621
	Sterlite Industries (India), Ltd. Series A	8,711	72,550
	Sun Pharmaceuticals Industries, Ltd.	1,419	36,492
	Sun TV Network, Ltd.	7,669	28,722
	Suzlon Energy, Ltd.	42,169	54,138
	Syndicate Bank	33,071	38,294
	Tata Chemicals, Ltd.	4,649	16,026
	Tata Communications, Ltd. ADR	2,000	46,120
	Tata Consultancy Services, Ltd.	2,083	26,054
	Tata Motors, Ltd.	27,150	133,717

29

	Tata Motors, Ltd. Sponsored ADR	2,000	15,420
	Tata Power Co., Ltd.	1,615	29,052
	Tata Steel, Ltd.	17,338	83,407
	Tata Tea, Ltd.	5,453	74,233
	Tech Mahindra, Ltd.	3,035	20,099
*	Union Bank of India, Ltd.	13,224	43,812
	United Phosphorus, Ltd.	26,764	61,570
	United Spirits, Ltd.	1,255	17,960
	Voltas, Ltd.	27,567	32,921
	Welspun-Gujarat Stahl Rohren, Ltd.	15,250	31,029
	Wipro, Ltd.	4,113	27,237
	Zee Entertainment Enterprises, Ltd.	20,176	46,020
*	Zydus Wellness, Ltd.	1,462	2,057

TOTAL — INDIA			7,163,758

INDONESIA — (0.3%)
COMMON STOCKS — (0.3%)
*	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	129,500	59,601
	PT Aneka Tambang Tbk	255,500	34,132
	PT Astra Agro Lestari Tbk	39,000	57,635
	PT Astra International Tbk	96,500	162,595
*	PT Bakrie & Brothers Tbk	124,000	989
*	PT Bakrieland Development Tbk	957,500	14,750
	PT Bank Central Asia Tbk	256,000	80,252
	PT Bank Danamon Indonesia Tbk	367,823	107,511
	PT Bank Mandiri Persero Tbk	160,500	41,713
*	PT Bank Pan Indonesia Tbk	454,500	25,941
	PT Bank Rakyat Indonesia Tbk	87,500	47,472
	PT Berlian Laju Tanker Tbk	193,000	11,760
	PT Bumi Resources Tbk	668,000	91,869
*	PT Energi Mega Persada Tbk	366,500	7,561
*	PT Global Mediacom Tbk	250,000	4,385
	PT Gudang Garam Tbk	53,500	37,448
*	PT Holcim Indonesia Tbk	325,000	21,306
	PT Indocement Tunggal Prakarsa Tbk	66,000	36,183
	PT Indofood Sukses Makmur Tbk	702,000	84,155
	PT Indosat Tbk ADR	87	2,266
*	PT International Nickel Indonesia Tbk	266,500	85,310
*	PT Jasa Marga Tbk	489,000	53,969
	PT Kalbe Farma Tbk	426,000	35,947
*	PT Lippo Karawaci Tbk	771,000	58,673
*	PT Matahari Putra Prima Tbk	520,000	28,466
*	PT Medco Energi International Tbk	325,000	79,951
	PT Telekomunikasi Indonesia Tbk	7,000	5,086
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	2,000	57,480
	PT Timah Tbk	380,500	50,482
	PT Unilever Indonesia Tbk	34,000	24,790
	PT United Tractors Tbk	186,500	157,587

TOTAL — INDONESIA			1,567,265

30

IRELAND — (0.4%)
COMMON STOCKS — (0.4%)
*	Aer Lingus Group P.L.C.	17,870	16,978
	Allied Irish Banks P.L.C. Sponsored ADR	3,300	7,590
*	Anglo Irish Bank Corp. P.L.C.	114,377	32,839
	Bank of Ireland P.L.C. Sponsored ADR	2,000	7,740
	C&C Group P.L.C.	25,440	59,074
	CRH P.L.C.	29,938	760,193
	CRH P.L.C. Sponsored ADR	4,300	110,596
	DCC P.L.C.	8,795	159,009
*	Dragon Oil P.L.C.	25,939	97,603
*	Elan Corp. P.L.C.	9,558	56,878
*	Elan Corp. P.L.C. Sponsored ADR	37,910	224,048
	FBD Holdings P.L.C.	2,743	21,686
	Glanbia P.L.C.	707	2,230
	Grafton Group P.L.C.	12,038	42,526
*	Greencore Group P.L.C.	9,367	12,102
	Independent News & Media P.L.C.	5,872	2,010
*	Irish Continental Group P.L.C.	203	3,116
*	Kenmare Resources P.L.C.	7,500	2,357
	Kerry Group P.L.C.	13,692	282,414
	Kingspan Group P.L.C.	16,868	87,236
	Paddy Power P.L.C.	1,476	27,515
	Smurfit Kappa Group P.L.C.	19,760	57,881
	United Drug P.L.C.	26,756	75,010

TOTAL — IRELAND			2,148,631

ISRAEL — (0.6%)
COMMON STOCKS — (0.6%)
*	Africa-Israel Investments, Ltd.	3,860	60,265
*	Alvarion, Ltd.	4,944	15,283
*	Bank Hapoalim B.M.	94,527	215,302
	Bank Leumi Le-Israel B.M.	66,127	165,289
	Bezeq Israeli Telecommunication Corp., Ltd.	26,282	41,386
	Clal Industries, Ltd.	10,044	28,593
*	Clal Insurance Enterprise Holdings, Ltd.	2,034	23,631
	Delek Automotive Systems, Ltd.	7,070	55,969
	Discount Investment Corp.	216	3,009
	Elbit Systems, Ltd.	926	46,826
	Elbit Systems, Ltd. ADR	900	44,271
*	First International Bank of Israel, Ltd.	6,100	50,859
	Frutarom Industries, Ltd.	5,610	40,943
*	Harel Insurance Investments & Finances, Ltd.	2,057	64,065
*	Hot Telecommunications Systems	7,045	50,163
	Israel Chemicals, Ltd.	6,240	51,334
	Israel Discount Bank, Ltd. Series A	19,793	18,528
	Ituran Location & Control, Ltd.	5,755	45,370
*	Koor Industries, Ltd.	721	15,826
	Makhteshim-Agan Industries, Ltd.	39,790	175,166
*	Menorah Mivtachim Holdings, Ltd.	6,823	49,478
*	Migdal Insurance & Financial, Ltd. Holdings	58,646	64,815

31

	Mizrahi Tefahot Bank, Ltd.	15,377	85,088
*	NICE Systems, Ltd. Sponsored ADR	8,640	221,270
	Oil Refineries, Ltd.	178,646	64,632
	Ormat Industries, Ltd.	8,353	63,097
	Osem Investment, Ltd.	3,323	33,643
	Partner Communications Co., Ltd.	2,606	42,837
	Partner Communications Co., Ltd. ADR	1,600	26,000
	Paz Oil Co., Ltd.	608	63,724
*	Retalix, Ltd.	3,337	28,084
	Strauss Group, Ltd.	4,340	40,425
	Super-Sol, Ltd. Series B	17,098	55,690
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	14,970	657,033

TOTAL — ISRAEL			2,707,894

ITALY — (2.5%)
COMMON STOCKS — (2.5%)
	A2A SpA	77,801	127,881
	ACEA SpA	8,786	108,984
	Acegas-APS SpA	5,746	40,131
	Alleanza Assicurazioni SpA	22,423	150,245
	Amplifon SpA	34,754	88,245
*	Ansaldo STS SpA	2,693	42,921
	Assicurazioni Generali SpA	9,660	196,541
	Astaldi SpA	4,627	25,159
	Atlantia SpA	5,072	89,475
#	Autogrill SpA	8,470	64,369
*	Azimut Holding SpA	10,365	72,431
*	Banca Carige SpA	95,637	350,322
	Banca Generali SpA	10,206	45,391
	Banca Intermobiliare SpA	6,306	23,328
*	Banca Italease SpA	5,596	10,874
	Banca Monte Dei Paschi di Siena SpA	171,050	273,705
	Banca Piccolo Credito Valtellinese Scarl SpA	27,998	219,233
	Banca Popolare dell’Etruria e del Lazio Scarl	4,252	24,980
	Banca Popolare di Milano Scarl	54,263	315,479
	Banco di Desio e della Brianza SpA	4,095	23,655
	Banco Popolare Scarl	79,977	525,417
	Benetton Group SpA	9,444	74,837
	Brembo SpA	4,107	24,431
	Bulgari SpA	17,144	87,308
	Buzzi Unicem SpA	10,407	152,383
	C.I.R. SpA - Compagnie Industriali Riunite	54,679	71,205
	Caltagirone Editore SpA	4,600	10,717
	Cementir SpA	1,653	5,949
	Credito Artigiano SpA	18,471	50,332
	Credito Bergamasco SpA	1,348	46,879
	Credito Emiliano SpA	12,577	62,858
	Danieli & Co. SpA	1,730	19,564
	Davide Campari - Milano SpA	18,053	121,409
*	DiaSorin SpA	2,217	49,171
*	Digital Multimedia Technologies SpA	2,344	19,386

32

	Enel SpA	53,386	289,378
	Eni SpA	36,261	778,131
	Eni SpA Sponsored ADR	6,880	293,707
	ERG SpA	8,111	124,959
	Esprinet SpA	7,586	56,012
*	Eurotech SpA	11,463	44,292
*	Fastweb SpA	1,492	35,677
* #	Fiat SpA	19,278	188,469
	Finmeccanica SpA	18,053	254,316
	Fondiaria - Sai SpA	9,809	163,124
*	Gemina SpA	86,140	43,729
*	Geox SpA	5,423	45,834
	Gewiss SpA	10,473	38,399
*	Gruppo Coin SpA	6,187	20,343
	Hera SpA	62,720	126,139
	Immsi SpA	33,361	31,388
*	Impregilo SpA	25,731	72,845
	Indesit Co. SpA	2,959	14,804
	Interpump Group SpA	7,347	31,276
	Intesa Sanpaolo SpA	219,407	699,000
	Intesa Sanpaolo SpA Sponsored ADR	200	3,800
	Iride SpA	16,801	24,680
	Italcementi SpA	12,971	156,147
	Italmobiliare SpA	1,543	58,543
*	Lottomatica SpA	5,293	108,805
	Luxottica Group SpA	1,046	19,195
	Luxottica Group SpA Sponsored ADR	2,300	42,113
	Mediaset SpA	31,475	176,813
#	Mediobanca SpA	31,311	361,251
	Mediolanum SpA	8,499	38,843
	Milano Assicurazioni SpA	33,627	102,781
	Mondadori (Arnoldo) Editore SpA	13,802	50,173
	Parmalat SpA	239,349	475,376
*	Piaggio & C. SpA	18,418	30,961
* #	Pirelli & C. Real Estate SpA	1,742	10,080
	Pirelli & Co. SpA	350,616	136,401
	Premafin Finanziaria SpA	13,262	17,004
	Prysmian SpA	7,222	87,815
	Recordati SpA	5,186	29,850
	Safilo Group SpA	28,832	16,480
	Saipem SpA	1,757	37,555
	Saras SpA	28,397	83,156
*	Snai SpA	15,775	57,921
	Snam Rete Gas SpA	22,307	88,345
	Societa Iniziative Autostradali e Servizi SpA	6,224	34,953
	Societe Cattolica di Assicurazoni Scrl SpA	5,266	167,899
	Sol SpA	11,034	48,216
*	Sorin SpA	26,362	26,239
*	Telecom Italia Media SpA	351,766	39,860
	Telecom Italia SpA Sponsored ADR	40,196	503,254
	Terna SpA	62,234	199,853
	Tod’s SpA	719	36,742

33

	UniCredito SpA	338,110	823,289
	Unione di Banche Italiane ScpA	60,807	838,428
	Unipol Gruppo Finanziario SpA	88,492	109,974
	Vittoria Assicurazioni SpA	3,672	22,758
TOTAL COMMON STOCKS			12,032,570

RIGHTS/WARRANTS — (0.0%)
*	Snam Rete Gas SpA Rights 05/15/09	22,307	17,118

TOTAL — ITALY			12,049,688

JAPAN — (17.7%)
COMMON STOCKS — (17.7%)
	Achilles Corp.	26,000	35,979
	Adeka Corp.	11,700	74,179
#	Aderans Holdings Co., Ltd.	2,600	25,190
	Advantest Corp. ADR	3,900	61,698
	AEON Co., Ltd.	21,500	168,341
#	Aeon Delight Co., Ltd.	1,500	19,097
	Aeon Fantasy Co., Ltd.	4,600	34,943
	Aica Kogyo Co., Ltd.	4,500	38,510
	Aichi Machine Industry Co., Ltd.	19,000	45,261
	Aichi Steel Corp.	9,000	29,767
	Aida Engineering, Ltd.	11,900	33,059
	Aioi Insurance Co., Ltd.	30,000	131,683
#	Aiphone Co., Ltd.	2,500	41,049
	Air Water, Inc.	6,000	49,585
	Aisin Seiki Co., Ltd.	15,700	322,421
	Ajinomoto Co., Inc.	19,000	139,501
#	Akebono Brake Industry Co., Ltd.	7,100	34,127
#	Alfresa Holdings Corp.	3,200	124,128
	All Nippon Airways Co., Ltd.	11,000	40,165
	Aloka Co., Ltd.	4,600	33,308
	Alpine Electronics, Inc.	3,800	30,656
	Alps Electric Co., Ltd.	24,200	129,416
	Alps Logistics Co., Ltd.	2,200	16,103
	Amada Co., Ltd.	46,000	284,850
	Amano Corp.	10,400	82,457
#	Anritsu Corp.	21,000	73,074
	AOC Holdings, Inc.	3,200	19,446
	AOKI Holdings, Inc.	4,000	35,360
	Aoyama Trading Co., Ltd.	9,100	130,922
*	Aozora Bank, Ltd.	101,000	127,945
	Arakawa Chemical Industries, Ltd.	3,900	25,430
#	Ariake Japan Co., Ltd.	1,700	23,368
	Asahi Breweries, Ltd.	2,400	30,118
	Asahi Diamond Industrial Co., Ltd.	6,000	28,531
	Asahi Glass Co., Ltd.	52,000	310,711
*	Asahi Holdings, Inc.	3,100	42,907
#	Asahi Kasei Corp.	72,000	289,443
	Asahi Organic Chemicals Industry Co., Ltd.	15,000	37,038

34

#	ASATSU-DK, Inc.	3,500	60,540
#	Asics Corp.	5,000	32,504
	ASKA Pharmaceutical Co., Ltd.	6,000	48,430
	Astellas Pharma, Inc.	2,800	91,048
	Atsugi Co., Ltd.	29,000	39,635
	Autobacs Seven Co., Ltd.	5,300	144,881
	Avex Group Holdings, Inc.	4,700	41,852
	Bando Chemical Industries, Ltd.	16,000	37,561
*	Bank of the Ryukyus, Ltd.	4,600	35,794
	Bank of Yokohama, Ltd.	47,000	199,303
#	Benesse Corp.	1,200	45,923
#	Best Denki Co., Ltd.	13,000	39,018
	Bridgestone Corp.	6,800	101,360
	Brother Industries, Ltd.	33,600	273,095
	Bunka Shutter Co., Ltd.	10,000	31,989
	Calsonic Kansei Corp.	28,000	52,450
	Canon Electronics, Inc.	2,800	32,026
	Canon Marketing Japan, Inc.	8,400	101,573
	Canon, Inc. Sponsored ADR	5,260	158,905
	Capcom Co., Ltd.	1,600	27,906
	Casio Computer Co., Ltd.	29,700	227,574
	Cawachi, Ltd.	1,800	27,660
*	Cedyna Financial Corp.	12,400	22,195
	Central Glass Co., Ltd.	24,000	91,107
	Central Japan Railway Co.	11	65,201
#	Century Tokyo Leasing Corp.	4,600	28,645
	Chiyoda Co., Ltd.	2,300	31,949
	Chiyoda Corp.	18,000	108,271
	Chofu Seisakusho Co., Ltd.	3,300	60,834
	Chubu Electric Power Co., Ltd.	5,600	123,116
#	Chudenko Corp.	3,900	54,809
	Chuetsu Pulp and Paper Co., Ltd.	20,000	56,832
	Chugai Pharmaceutical Co., Ltd.	2,500	46,430
	Chugai Ro Co., Ltd.	14,000	35,042
	Chugoku Marine Paints, Ltd.	5,000	28,577
	Chuo Mitsui Trust Holdings, Inc.	61,000	200,605
	Chuo Spring Co., Ltd.	4,000	10,650
	Circle K Sunkus Co., Ltd.	2,700	37,895
	Citizen Holdings Co., Ltd.	37,900	173,393
	CKD Corp.	11,200	41,269
	CMK Corp.	11,500	61,161
	Coca-Cola Central Japan Co., Ltd.	3,500	42,535
#	Coca-Cola West Co., Ltd.	6,900	113,433
	Commuture Corp.	4,000	24,938
	Comsys Holdings Corp.	16,000	129,965
	Corona Corp.	2,600	24,076
	Cosel Co., Ltd.	4,000	31,909
	Cosmo Oil Co., Ltd.	79,000	224,501
	Credit Saison Co., Ltd.	20,000	224,682
* #	CSK Holdings Corp.	7,500	39,617
#	Culture Convenience Club Co., Ltd.	4,600	28,824
	Dai Nippon Printing Co., Ltd.	38,000	402,261

35

#	Dai Nippon Sumitomo Pharma Co., Ltd.	6,000	47,622
	Daicel Chemical Industries, Ltd.	40,000	168,069
	Dai-Dan Co., Ltd.	9,000	38,383
	Daido Steel Co., Ltd.	49,000	163,228
	Daidoh, Ltd.	4,000	19,495
	Daifuku Co., Ltd.	11,500	69,145
	Daihatsu Motor Co., Ltd.	8,000	72,313
	Daihen Corp.	9,000	29,560
#	Daiichi Chuo Kisen Kaisha	24,000	56,427
	Daiichi Sankyo Co., Ltd.	4,600	76,916
	Daiken Corp.	20,000	32,073
	Daikin Industries, Ltd.	2,700	72,638
* #	Daikyo, Inc.	36,000	43,995
	Daimei Telecom Engineering Corp.	4,000	32,962
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	15,000	31,637
*	Dainippon Screen Manufacturing Co., Ltd.	8,000	17,596
#	Daio Paper Corp.	7,000	63,339
	Daiseki Co., Ltd.	1,800	34,493
	Daito Trust Construction Co., Ltd.	1,700	70,887
	Daiwa House Industry Co., Ltd.	27,000	235,804
	Daiwa Securities Co., Ltd.	50,000	261,942
#	Daiwabo Co., Ltd.	14,000	61,176
	DCM Japan Holdings Co., Ltd.	11,400	58,590
	Denki Kagaku Kogyo Kabushiki Kaisha	59,000	130,952
	Denki Kogyo Co., Ltd.	7,000	39,241
	Denso Corp.	18,800	444,411
#	Dentsu, Inc.	11,300	209,561
	Denyo Co., Ltd.	5,400	35,560
	DIC Corp.	74,000	120,835
#	Disco Corp.	2,700	81,261
#	Don Quijote Co., Ltd.	2,200	33,427
	Doshisha Co., Ltd.	3,000	36,254
	Dowa Holdings Co., Ltd.	24,000	95,421
	DTS Corp.	3,900	28,019
	DyDo Drinco, Inc.	1,600	42,474
	eAccess, Ltd.	64	41,912
	East Japan Railway Co.	2,200	123,969
*	Ebara Corp.	53,000	143,487
#	Edion Corp.	6,200	29,380
#	Eisai Co., Ltd.	2,100	56,355
	Eizo Nanao Corp.	2,100	33,929
	Electric Power Development Co., Ltd.	3,000	87,493
* #	Elpida Memory, Inc.	4,900	52,478
	Enplas Corp.	1,300	12,155
	ESPEC Corp.	5,900	33,062
	Exedy Corp.	2,200	40,923
	Ezaki Glico Co., Ltd.	9,000	84,019
	FamilyMart Co., Ltd.	1,400	38,524
#	Fancl Corp.	2,900	33,207
	Fanuc, Ltd.	1,300	93,811
	Fast Retailing Co., Ltd.	200	21,020
*	FDK Corp.	21,000	36,427

36

	Foster Electric Co., Ltd.	4,700	37,008
	France Bed Holdings Co., Ltd.	27,000	33,814
	Fuji Co., Ltd.	2,400	41,648
	Fuji Electric Holdings Co., Ltd.	64,000	110,063
	Fuji Heavy Industries, Ltd.	76,000	306,055
	Fuji Oil Co., Ltd.	4,400	43,631
	Fuji Soft, Inc.	2,500	35,482
	Fujicco Co., Ltd.	4,000	44,325
	FUJIFILM Holdings Corp.	17,900	460,536
	Fujikura, Ltd.	53,000	182,955
	Fujitec Co., Ltd.	8,000	31,666
	Fujitsu Business Systems, Ltd.	3,000	35,602
	Fujitsu Frontech, Ltd.	5,600	48,876
	Fujitsu, Ltd.	30,000	128,519
	Fukuoka Financial Group, Inc.	56,000	172,568
#	Fukuyama Transporting Co., Ltd.	22,000	85,427
	Funai Electric Co., Ltd.	2,700	76,785
	Furukawa Co., Ltd.	19,000	17,950
	Furukawa Electric Co., Ltd.	33,000	98,759
	Furukawa-Sky Aluminum Corp.	18,000	30,370
	Fuso Pharmaceutical Industries, Ltd.	13,000	34,309
	Futaba Corp.	2,500	44,645
#	Futaba Industrial Co., Ltd.	2,400	10,816
	Fuyo General Lease Co., Ltd.	1,300	21,864
#	GEO Co., Ltd.	57	32,170
	Glory, Ltd.	9,000	165,161
#	GMO Internet, Inc.	7,900	24,839
	Godo Steel, Ltd.	13,000	33,734
	Goldcrest Co., Ltd.	3,510	80,467
	GS Yuasa Corp.	18,000	120,914
	Gunze, Ltd.	29,000	94,460
#	H2O Retailing Corp.	19,000	120,437
	Hakuhodo Dy Holdings, Inc.	2,630	120,655
	Hakuto Co., Ltd.	5,400	31,356
	Hamamatsu Photonics K.K.	4,200	84,700
#	Hankyu Hanshin Holdings, Inc.	21,000	98,146
	Hanwa Co., Ltd.	25,000	70,746
	Happinet Corp.	2,500	28,327
	Harashin Narus Holdings Co., Ltd.	900	8,122
*	Haseko Corp.	21,000	13,232
	Heiwa Corp.	3,000	26,653
	Heiwa Real Estate Co., Ltd.	14,500	37,580
	Heiwado Co., Ltd.	5,400	60,303
	Hibiya Engineering, Ltd.	6,000	51,030
	Higashi-Nippon Bank, Ltd.	18,000	45,295
#	Hikari Tsushin, Inc.	4,000	81,863
	Hino Motors, Ltd.	29,000	83,414
	Hirose Electric Co., Ltd.	600	62,496
#	HIS Co., Ltd.	2,400	37,885
	Hisamitsu Pharmaceutical Co., Inc.	1,000	28,227
	Hitachi Cable, Ltd.	33,000	92,768
#	Hitachi Chemical Co., Ltd.	14,800	198,553

37

#	Hitachi Construction Machinery Co., Ltd.	10,900	148,926
	Hitachi High-Technologies Corp.	10,000	139,959
	Hitachi Information Systems, Ltd.	1,800	31,856
	Hitachi Koki Co., Ltd.	9,000	76,893
	Hitachi Kokusai Electric, Inc.	10,000	57,710
	Hitachi Maxell, Ltd.	8,700	84,109
	Hitachi Medical Corp.	6,000	47,230
	Hitachi Metals, Ltd.	22,000	173,492
#	Hitachi Plant Technologies, Ltd.	12,000	48,873
	Hitachi Software Engineering Co., Ltd.	5,100	62,891
	Hitachi Transport System, Ltd.	3,900	39,997
*	Hitachi Zosen Corp.	82,000	84,700
	Hitachi, Ltd. Sponsored ADR	14,780	514,492
	Hogy Medical Co., Ltd.	600	32,140
	Hokkaido Electric Power Co., Inc.	2,900	53,360
	Hokkaido Gas Co., Ltd.	7,000	17,792
	Hokkan Holdings, Ltd.	15,000	33,982
	Hokuetsu Paper Mills, Ltd.	17,000	74,778
	Hokuhoku Financial Group, Inc.	70,000	123,483
	Hokuriku Electric Power Co., Inc.	3,800	85,810
	Honda Motor Co., Ltd.	300	8,792
	Honda Motor Co., Ltd. Sponsored ADR	21,900	636,414
	Horiba, Ltd.	1,500	27,375
	Hosiden Corp.	7,900	96,987
	House Foods Corp.	5,600	76,139
	Hoya Corp.	5,800	100,620
	Ibiden Co., Ltd.	11,000	321,668
	IBJ Leasing Co., Ltd.	2,000	20,570
	Ichiyoshi Securities Co., Ltd.	4,100	23,259
	Icom, Inc.	2,100	42,764
#	Idec Corp.	4,000	22,499
	Idemitsu Kosan Co., Ltd.	2,600	192,036
*	IHI Corp.	163,000	247,625
	Iino Kaiun Kaisha, Ltd.	4,700	22,999
	Imperial Hotel, Ltd.	550	9,413
	Inaba Denki Sangyo Co., Ltd.	1,400	29,798
	Inaba Seisakusho Co., Ltd.	3,700	35,627
	Inabata and Co., Ltd.	12,900	34,705
	Inageya Co., Ltd.	2,000	18,556
	Ines Corp.	8,100	43,136
	INPEX Corp.	8	50,909
*	Iseki & Co., Ltd.	18,000	45,795
	Isetan Mitsukoshi Holdings, Ltd.	29,200	245,463
*	Ishihara Sangyo Kaisha, Ltd.	22,000	16,477
	Isuzu Motors, Ltd.	135,000	225,369
	ITO EN, Ltd.	1,700	20,816
	Itochu Corp.	95,000	509,394
	Itochu Enex Co., Ltd.	9,100	50,320
#	Itochu Techno-Solutions Corp.	1,900	43,206
	Itochu-Shokuhin Co., Ltd.	300	9,563
	Itoham Foods, Inc.	21,000	63,987
#	IWATANI CORP.	11,000	24,978

38

	Izumi Co., Ltd.	2,800	32,151
	Izumiya Co., Ltd.	7,000	36,244
#	J Front Retailing Co., Ltd.	61,000	250,562
*	Japan Airlines System Corp.	18,000	35,126
	Japan Airport Terminal Co., Ltd.	9,100	91,464
	Japan Aviation Electronics Industry, Ltd.	5,000	26,434
	Japan Cash Machine Co., Ltd.	4,900	40,900
	Japan Digital Laboratory Co., Ltd.	4,100	36,795
	Japan Petroleum Exploration Co., Ltd.	1,900	74,998
	Japan Pulp & Paper Co., Ltd.	13,000	34,536
	Japan Tobacco, Inc.	37	92,959
	Japan Transcity Corp.	6,000	15,807
	Japan Vilene Co., Ltd.	10,000	44,639
	Jeol, Ltd.	3,000	8,017
#	JFE Holdings, Inc.	5,100	139,297
	JFE Shoji Holdings, Inc.	24,000	68,090
#	JGC Corp.	2,000	26,224
	J-Oil Mills, Inc.	9,000	24,249
#	Joshin Denki Co., Ltd.	5,000	26,823
	JS Group Corp.	19,600	238,511
	JSP Corp.	6,600	34,540
	JSR Corp.	17,400	212,009
	JTEKT Corp.	21,900	211,227
	Juki Corp.	31,000	37,318
	Juroku Bank, Ltd.	43,000	145,363
*	JVC Kenwood Holdings, Inc.	36,000	21,328
	Kadokawa Holdings, Inc.	1,400	26,883
	Kaga Electronics Co., Ltd.	3,900	35,386
#	Kagome Co., Ltd.	2,800	42,519
	Kajima Corp.	51,000	147,133
#	Kakaku.com, Inc.	11	37,648
	Kaken Pharmaceutical Co., Ltd.	5,000	41,628
	Kamei Corp.	7,000	30,768
#	Kamigumi Co., Ltd.	26,000	166,995
	Kanagawa Chuo Kotsu Co., Ltd.	7,000	37,331
	Kandenko Co., Ltd.	13,000	82,885
	Kaneka Corp.	37,000	214,559
*	Kanematsu Corp.	23,000	18,052
	Kanematsu Electronics, Ltd.	2,400	15,865
	Kansai Electric Power Co., Inc.	6,400	130,324
	Kansai Paint Co., Ltd.	26,000	138,852
	Kanto Auto Works, Ltd.	6,300	68,588
#	Kanto Denka Kogyo Co., Ltd.	12,000	41,951
	Kanto Natural Gas Development Co., Ltd.	6,000	31,452
#	Kao Corp.	3,000	56,110
	Kasumi Co., Ltd.	8,000	32,794
	Katakura Industries Co., Ltd.	4,000	32,451
	Kato Sangyo Co., Ltd.	3,600	50,034
	Kato Works Co., Ltd.	15,000	27,453
	Kawasaki Heavy Industries, Ltd.	58,000	124,318
	Kawasaki Kisen Kaisha, Ltd.	54,000	203,462
	Kayaba Industry Co., Ltd.	21,000	38,153

39

	KDDI Corp.	28	125,917
#	Keihan Electric Railway Co., Ltd.	10,000	40,450
	Keihin Corp.	3,300	41,903
#	Keihin Electric Express Railway Co., Ltd.	7,000	53,748
	Keio Corp.	10,000	56,772
	Keisei Electric Railway Co., Ltd.	16,000	76,075
	Keiyo Co., Ltd.	6,000	27,034
*	Kenedix, Inc.	34	5,261
	Key Coffee, Inc.	2,800	42,191
	Keyence Corp.	220	38,851
	Kikkoman Corp.	11,000	98,051
	Kinden Corp.	20,000	166,864
#	Kintetsu Corp.	25,000	108,696
	Kintetsu World Express, Inc.	1,600	32,469
	Kirin Holdings Co., Ltd.	16,000	176,048
	Kisoji Co., Ltd.	2,100	38,790
	Kissei Pharmaceutical Co., Ltd.	2,000	38,656
	Kitz Corp.	11,000	34,314
	Kiyo Holdings, Inc.	73,000	87,632
	Koa Corp.	7,200	42,995
	Kobayashi Pharmaceutical Co., Ltd.	1,400	45,538
	Kobe Steel, Ltd.	195,000	320,653
	Kohnan Shoji Co., Ltd.	2,900	25,465
	Koito Manufacturing Co., Ltd.	18,000	164,131
	Kokuyo Co., Ltd.	11,200	82,751
	Komatsu Seiren Co., Ltd.	9,000	34,152
#	Komatsu, Ltd.	8,900	111,039
	Komeri Co., Ltd.	3,600	75,839
	Komori Corp.	9,700	91,043
	Konami Corp. ADR	1,900	28,462
	Konica Minolta Holdings, Inc.	24,000	198,253
	Konishi Co., Ltd.	4,800	36,951
	Kose Corp.	1,800	36,247
	Kubota Corp. Sponsored ADR	4,000	119,960
	Kumiai Chemical Industry Co., Ltd.	14,000	44,114
	Kurabo Industries, Ltd.	16,000	31,222
	Kuraray Co., Ltd.	28,000	240,917
	Kureha Corp.	9,000	38,335
	Kurita Water Industries, Ltd.	2,000	48,719
	Kuroda Electric Co., Ltd.	2,200	15,042
#	K’s Holdings Corp.	2,400	43,258
#	Kyocera Corp.	100	7,766
	Kyocera Corp. Sponsored ADR	5,000	387,900
	Kyodo Printing Co., Ltd.	17,000	36,727
	Kyorin Co., Ltd.	4,000	46,312
	Kyoritsu Maintenance Co., Ltd.	2,400	36,932
	Kyosan Electric Manufacturing Co., Ltd.	11,000	36,271
	Kyowa Exeo Corp.	10,000	78,312
	Kyowa Hakko Kirin Co., Ltd.	15,000	132,657
	Kyudenko Corp.	8,000	49,743
	Kyushu Electric Power Co., Inc.	3,100	63,976
	Lawson, Inc.	200	7,778

40

	Leopalace21 Corp.	12,600	92,299
	Life Corp.	1,300	21,101
	Lintec Corp.	6,700	92,153
#	Lion Corp.	10,000	45,731
	Mabuchi Motor Co., Ltd.	3,700	167,607
	Macnica, Inc.	2,900	32,452
	Maeda Corp.	22,000	70,905
	Maeda Road Construction Co., Ltd.	11,000	91,663
	Maezawa Kyuso Industries Co., Ltd.	2,600	42,952
#	Makino Milling Machine Co., Ltd.	12,000	36,977
	Makita Corp.	4,500	103,913
	Makita Corp. Sponsored ADR	5,012	116,429
	Mandom Corp.	1,300	23,397
	Marubeni Corp.	115,000	418,052
	Marudai Food Co., Ltd.	17,000	37,791
	Maruha Nichiro Holdings, Inc.	53,000	69,866
	Marui Group Co., Ltd.	40,600	224,572
	Maruichi Steel Tube, Ltd.	1,900	38,428
#	Marusan Securities Co., Ltd.	6,100	34,457
	Maruzen Showa Unyu Co., Ltd.	13,000	34,299
	Maspro Denkoh Corp.	4,400	39,715
	Matsui Securities Co., Ltd.	2,800	19,849
	Matsumotokiyoshi Holdings Co., Ltd.	300	5,212
#	Matsuya Co., Ltd.	2,000	24,560
	Matsuya Foods Co., Ltd.	3,000	39,591
	Max Co., Ltd.	2,000	21,707
	Maxvalu Tokai Co., Ltd.	1,600	16,672
	Mazda Motor Corp.	112,000	278,905
	Mediceo Paltac Holdings Co., Ltd.	10,600	107,244
	Meidensha Corp.	13,000	35,126
* #	MEIJI Holdings Co., Ltd.	3,787	115,584
	Meitec Corp.	1,500	20,315
	Meito Sangyo Co., Ltd.	1,100	15,231
	Mercian Corp.	21,000	36,387
	Mikuni Coca-Cola Bottling Co., Ltd.	4,200	32,086
	Mimasu Semiconductor Industry Co., Ltd.	4,300	49,351
	Minebea Co., Ltd.	49,000	189,910
	Ministop Co., Ltd.	1,800	25,557
	Miraca Holdings, Inc.	2,600	53,066
	Misumi Group, Inc.	2,500	33,755
	Mito Securities Co., Ltd.	13,000	26,922
#	Mitsubishi Chemical Holdings Corp.	96,500	367,527
	Mitsubishi Corp.	54,500	838,725
#	Mitsubishi Electric Corp.	21,000	111,842
#	Mitsubishi Estate Co., Ltd.	6,000	78,427
	Mitsubishi Gas Chemical Co., Inc.	46,000	214,962
	Mitsubishi Heavy Industries, Ltd.	88,000	288,055
	Mitsubishi Logistics Corp.	12,000	114,437
	Mitsubishi Materials Corp.	106,000	306,832
* #	Mitsubishi Motors Corp.	67,000	102,672
	Mitsubishi Paper Mills, Ltd.	29,000	43,096
	Mitsubishi Pencil Co., Ltd.	3,400	35,338

41

#	Mitsubishi Rayon Co., Ltd.	74,000	154,060
	Mitsubishi Steel Manufacturing Co., Ltd.	9,000	18,922
#	Mitsubishi Tanabe Pharma Corp.	5,000	47,725
	Mitsubishi UFJ Financial Group, Inc. ADR	111,274	603,105
	Mitsuboshi Belting, Ltd.	7,000	26,848
	Mitsui & Co., Ltd.	15,000	159,098
	Mitsui & Co., Ltd. Sponsored ADR	2,651	564,557
	Mitsui Chemicals, Inc.	77,000	229,961
	Mitsui Engineering and Shipbuilding Co., Ltd.	83,000	169,984
#	Mitsui Fudosan Co., Ltd.	5,000	62,912
	Mitsui Home Co., Ltd.	9,000	40,213
	Mitsui Knowledge Industry Co., Ltd.	221	31,488
*	Mitsui Mining and Smelting Co., Ltd.	77,000	152,434
#	Mitsui O.S.K. Lines, Ltd.	53,000	302,868
	Mitsui Sugar Co., Ltd.	11,000	29,550
	Mitsui Sumitomo Insurance Group Holdings, Inc.	13,800	376,513
#	Mitsui-Soko Co., Ltd.	15,000	52,792
#	Mitsumi Electric Co., Ltd.	8,500	141,174
	Mitsuuroko Co., Ltd.	3,800	22,088
	Miura Co., Ltd.	1,700	37,313
#	Mizuho Financial Group, Inc.	206,000	434,391
*	Mizuho Investors Securities Co., Ltd.	72,000	68,419
*	Mizuho Trust & Banking Co., Ltd.	40,000	41,585
	Mizuno Corp.	7,000	27,487
	Mochida Pharmaceutical Co., Ltd.	4,000	37,121
	Modec, Inc.	1,300	18,657
	Monex Group, Inc.	50	15,357
	Mori Seiki Co., Ltd.	9,900	95,904
#	Morinaga & Co., Ltd.	8,000	15,410
	Morinaga Milk Industry Co., Ltd.	26,000	80,019
	Morita Holdings Corp.	9,000	30,267
	MOS Food Services, Inc.	3,200	49,197
	Moshi Moshi Hotline, Inc.	2,100	35,962
	MR Max Corp.	8,300	36,002
#	Murata Manufacturing Co., Ltd.	6,600	267,489
	Musashino Bank, Ltd.	3,900	107,350
	Nabtesco Corp.	17,000	138,180
	Nachi-Fujikoshi Corp.	10,000	18,150
	Nagase & Co., Ltd.	15,000	114,912
	Nagoya Railroad Co., Ltd.	24,000	72,530
	Nakayama Steel Works, Ltd.	11,000	25,969
#	Namco Bandai Holdings, Inc.	20,500	203,980
#	Nankai Electric Railway Co., Ltd.	10,000	44,297
*	NEC Corp.	117,000	388,987
*	NEC Electronics Corp.	5,400	56,925
	NEC Fielding, Ltd.	2,500	25,761
	NEC Mobiling, Ltd.	2,800	43,750
	NEC System Integration & Construction, Ltd.	1,200	11,371
	Net One Systems Co., Ltd.	26	32,760
	Neturen Co., Ltd.	4,600	34,923
#	NGK Insulators, Ltd.	11,000	168,699
#	NGK Spark Plug Co., Ltd.	21,000	202,613

42

	NHK Spring Co., Ltd.	27,000	124,812
	Nice Holdings, Inc.	16,000	23,923
	Nichias Corp.	18,000	40,440
	Nichicon Corp.	4,700	45,101
	Nichii Gakkan Co.	8,600	73,401
	Nichirei Corp.	24,000	83,981
	Nidec Corp.	700	39,107
	Nidec Corp. ADR	4,317	60,006
	Nidec Sankyo Corp.	6,000	22,781
	Nifco, Inc.	1,800	23,875
	Nihon Dempa Kogyo Co., Ltd.	1,000	16,291
	Nihon Kohden Corp.	2,300	25,209
	Nihon Parkerizing Co., Ltd.	3,000	25,010
	Nihon Unisys, Ltd.	4,600	28,913
	Nikkiso Co., Ltd.	4,000	22,613
	Nikon Corp.	1,000	13,253
	Nintendo Co., Ltd.	600	161,317
	Nippo Corp.	7,000	52,611
	Nippon Beet Sugar Manufacturing Co., Ltd.	21,000	46,705
#	Nippon Carbon Co., Ltd.	14,000	33,296
	Nippon Chemical Industrial Co., Ltd.	16,000	30,134
	Nippon Chemi-Con Corp.	18,000	44,717
	Nippon Denko Co., Ltd.	3,000	12,790
	Nippon Densetsu Kogyo Co., Ltd.	7,000	59,771
#	Nippon Electric Glass Co., Ltd.	38,000	309,223
	Nippon Express Co., Ltd.	59,000	210,411
	Nippon Flour Mills Co., Ltd.	10,000	38,620
	Nippon Gas Co., Ltd.	3,600	49,364
	Nippon Kayaku Co., Ltd.	25,000	134,693
	Nippon Konpo Unyu Soko Co., Ltd.	9,000	74,018
*	Nippon Light Metal Co., Ltd.	32,000	28,676
	Nippon Meat Packers, Inc.	4,000	41,183
#	Nippon Metal Industry Co., Ltd.	12,000	18,400
	Nippon Mining Holdings, Inc.	83,478	379,043
	Nippon Mitsubishi Oil Corp.	77,000	400,684
	Nippon Paint Co., Ltd.	23,000	84,519
#	Nippon Paper Group, Inc.	6,900	195,837
	Nippon Seiki Co., Ltd.	2,000	18,039
	Nippon Sheet Glass Co., Ltd.	69,000	195,498
	Nippon Shinyaku Co., Ltd.	7,000	62,489
	Nippon Shokubai Co., Ltd.	15,000	91,987
	Nippon Signal Co., Ltd.	8,500	51,421
	Nippon Soda Co., Ltd.	12,000	39,375
	Nippon Steel Corp.	46,000	154,657
	Nippon Suisan Kaisha, Ltd.	35,300	101,012
	Nippon Telegraph & Telephone Corp. ADR	9,340	175,592
	Nippon Thompson Co., Ltd.	6,000	25,940
	Nippon Valqua Industries, Ltd.	16,000	33,243
	Nippon Yakin Kogyo Co., Ltd.	15,000	51,830
	Nippon Yusen K.K.	58,000	237,587
	Nipponkoa Insurance Co., Ltd.	25,000	135,556
	Nipro Corp.	6,000	87,491

43

	Nishimatsu Construction Co., Ltd.	20,000	17,232
#	Nishimatsuya Chain Co., Ltd.	4,200	33,688
	Nishi-Nippon Bank, Ltd.	74,000	149,180
	Nishi-Nippon Railroad Co., Ltd.	15,000	54,927
	Nissan Chemical Industries, Ltd.	4,000	33,361
	Nissan Motor Co., Ltd.	87,500	456,705
	Nissan Shatai Co., Ltd.	14,000	88,321
	Nissay Dowa General Insurance Co., Ltd.	26,000	112,118
	Nissei Corp.	2,900	19,137
	Nissha Printing Co., Ltd.	1,100	32,079
	Nisshin Seifun Group, Inc.	3,500	36,037
	Nisshin Steel Co., Ltd.	110,000	212,234
	Nisshinbo Holdings, Inc.	22,000	232,038
	Nissho Electronics Corp.	6,900	70,007
	Nissin Corp.	17,000	30,755
	Nissin Electric Co., Ltd.	13,000	50,531
	Nissin Foods Holdings Co., Ltd.	1,600	43,483
	Nissin Kogyo Co., Ltd.	2,300	26,245
	Nitori Co., Ltd.	400	22,507
	Nitta Corp.	1,600	18,388
	Nittetsu Mining Co., Ltd.	13,000	44,449
	Nitto Boseki Co., Ltd.	19,000	36,462
	Nitto Denko Corp.	13,000	302,781
	Nitto Electric Works, Ltd.	5,100	42,327
	Nitto Kohki Co., Ltd.	2,500	43,591
	NOF Corp.	25,000	92,518
	NOK Corp.	18,400	214,188
	Nomura Holdings, Inc.	29,900	180,433
	Nomura Holdings, Inc. ADR	24,100	144,841
#	Nomura Real Estate Holdings, Inc.	4,600	75,302
	Nomura Research Institute, Ltd.	1,800	32,012
	Noritake Co., Ltd.	10,000	28,204
	Noritsu Koki Co., Ltd.	5,600	42,857
	NS Solutions Corp.	3,400	39,619
#	NSD Co., Ltd.	3,000	23,611
	NSK, Ltd.	54,000	240,359
	NTN Corp.	60,000	199,828
#	NTT Data Corp.	13	34,177
#	NTT DoCoMo, Inc.	42	58,606
	NTT DoCoMo, Inc. Sponsored ADR	7,000	97,510
	Obayashi Corp.	39,000	191,479
	Obic Co., Ltd.	240	32,580
	Odakyu Electric Railway Co., Ltd.	10,000	81,443
	Oiles Corp.	2,520	29,135
#	Oji Paper Co., Ltd.	29,000	124,849
	Okabe Co., Ltd.	9,000	34,071
	Okamoto Industries, Inc.	13,000	43,621
	Okamura Corp.	6,000	29,315
	Okasan Securities Group, Inc.	22,000	82,724
*	Oki Electric Industry Co., Ltd.	30,000	28,138
	Okinawa Electric Power Co., Ltd.	1,500	71,330
	OKUMA Corp.	15,000	65,994

44

#	Okumura Corp.	15,000	56,357
	Okuwa Co., Ltd.	3,000	32,499
	Olympus Corp.	3,000	49,162
	Omron Corp.	13,400	197,817
	Ono Pharmaceutical Co., Ltd.	1,100	46,781
	Onoken Co., Ltd.	4,100	30,560
	Onward Holdings Co., Ltd.	17,000	102,844
	Oracle Corp. Japan	1,000	35,385
	Organo Corp.	7,000	49,916
	Oriental Land Co., Ltd.	800	50,432
	Osaka Gas Co., Ltd.	21,000	66,547
	Osaka Steel Co., Ltd.	3,300	52,936
#	Osaka Titanium Technologies Co., Ltd.	1,700	51,401
	OSG Corp.	6,400	40,291
	Otsuka Corp.	600	22,316
	Oyo Corp.	3,500	35,586
	Pacific Industrial Co., Ltd.	10,000	29,108
#	Pacific Metals Co., Ltd.	14,000	89,896
	PanaHome Corp.	15,000	83,119
	Panasonic Corp.	17,000	249,128
	Panasonic Corp. Sponsored ADR	64,414	939,156
	Panasonic Electric Works Co., Ltd.	19,000	154,604
#	Paramount Bed Co., Ltd.	3,400	44,915
	Parco Co., Ltd.	6,800	46,274
#	PARIS MIKI HOLDINGS, INC.	4,200	38,989
*	Penta-Ocean Construction Co., Ltd.	24,000	28,518
	Pigeon Corp.	1,400	35,036
	Piolax, Inc.	2,600	32,256
* #	Pioneer Electronic Corp.	6,500	20,812
	Press Kogyo Co., Ltd.	9,000	15,742
	Prima Meat Packers, Ltd.	14,000	16,172
#	Q.P. Corp.	3,400	33,175
	Rengo Co., Ltd.	16,000	79,922
#	Resona Holdings, Inc.	7,200	96,747
	Resorttrust, Inc.	2,600	25,139
	Ricoh Co., Ltd.	28,000	346,189
	Ricoh Leasing Co., Ltd.	2,600	38,498
	Riken Corp.	9,000	23,701
	Rinnai Corp.	1,400	48,816
	Rohm Co., Ltd.	6,500	398,636
	Rohto Pharmaceutical Co., Ltd.	4,000	36,047
	Roland Corp.	1,600	19,191
#	Round One Corp.	2,900	21,426
#	Royal Co., Ltd.	2,800	28,759
	Ryobi, Ltd.	11,000	25,638
	Ryohin Keikaku Co., Ltd.	800	30,567
	Ryosan Co., Ltd.	4,300	90,698
#	Ryoshoku, Ltd.	2,100	42,879
	Ryoyo Electro Corp.	4,900	39,324
	Sagami Railway Co., Ltd.	11,000	44,807
	Saibu Gas Co., Ltd.	31,000	76,366
	Saizeriya Co., Ltd.	2,700	30,654

45

	Sakai Chemical Industry Co., Ltd.	17,000	50,906
	Sakata INX Corp.	12,000	32,620
	Sakata Seed Corp.	3,100	40,576
	San-Ai Oil Co., Ltd.	8,000	30,093
*	Sanden Corp.	17,000	38,324
	Sankei Building Co., Ltd.	9,200	41,349
	Sanken Electric Co., Ltd.	9,000	28,175
	Sanki Engineering Co., Ltd.	5,000	33,731
#	Sankyo Co., Ltd.	1,400	71,019
	Sankyo-Tateyama Holdings, Inc.	47,000	33,010
	Sankyu, Inc.	32,000	93,978
	Sanrio Co., Ltd.	4,700	34,945
	Sanshin Electronics Co., Ltd.	3,800	23,499
	Santen Pharmaceutical Co., Ltd.	3,100	87,551
	Sanwa Holdings Corp.	25,000	69,089
	Sanyo Chemical Industries, Ltd.	9,000	41,875
*	Sanyo Electric Co., Ltd.	8,000	13,240
#	Sanyo Shokai, Ltd.	8,000	26,041
	Sanyo Special Steel Co., Ltd.	10,000	35,555
* #	Sapporo Hokuyo Holdings, Inc.	36,000	104,016
	Sapporo Holdings, Ltd.	8,000	33,330
	Sato Corp.	3,900	34,729
	SBI Holdings, Inc.	1,910	228,192
	Secom Co., Ltd.	1,200	44,316
	Secom Techno Service Co., Ltd.	500	10,509
	Sega Sammy Holdings, Inc.	11,200	101,385
	Seikagaku Corp.	4,100	39,099
#	Seiko Epson Corp.	15,300	216,087
	Seiko Holdings Corp.	16,000	33,615
	Seino Holdings Co., Ltd.	20,000	109,062
	Seiren Co., Ltd.	8,400	39,181
	Sekisui Chemical Co., Ltd.	33,000	173,266
	Sekisui House, Ltd.	32,000	276,171
	Sekisui Jushi Co., Ltd.	7,000	46,420
	Sekisui Plastics Co., Ltd.	13,000	36,537
	Senko Co., Ltd.	12,000	31,863
	Senshukai Co., Ltd.	6,400	40,976
	Seven & I Holdings Co., Ltd.	5,200	117,503
#	Sharp Corp.	63,000	663,373
#	Shibaura Mechatronics Corp.	11,000	46,544
	Shibusawa Warehouse Co., Ltd.	8,000	29,792
	Shiga Bank, Ltd.	29,000	156,466
	Shikibo, Ltd.	29,000	66,033
	Shikoku Bank, Ltd.	20,000	71,888
	Shikoku Chemicals Corp.	11,000	35,720
	Shikoku Electric Power Co., Inc.	1,800	49,339
#	Shima Seiki Manufacturing Co., Ltd.	3,600	78,184
	Shimachu Co., Ltd.	5,600	97,854
#	Shimadzu Corp.	21,000	128,366
	Shimamura Co., Ltd.	300	20,788
	Shimano, Inc.	1,300	38,593
	Shimizu Bank, Ltd.	1,000	39,306

46

#	Shimizu Corp.	25,000	119,746
	Shin Nippon Air Technologies Co., Ltd.	3,500	27,141
	Shindengen Electric Manufacturing Co., Ltd.	22,000	39,656
	Shin-Etsu Chemical Co., Ltd.	4,400	213,852
	Shin-Etsu Polymer Co., Ltd.	9,200	48,181
	Shinkawa, Ltd.	3,500	42,774
	Shin-Keisei Electric Railway Co., Ltd.	7,000	24,028
	Shinko Electric Industries Co., Ltd.	10,900	107,477
	Shinko Plantech Co., Ltd.	4,400	29,276
	Shinko Securities Co., Ltd.	87,000	202,858
	Shinko Shoji Co., Ltd.	5,300	34,359
	Shinmaywa Industries, Ltd.	15,000	42,972
	Shinsei Bank, Ltd.	120,000	156,979
#	Shionogi & Co., Ltd.	3,000	51,613
	Shiseido Co., Ltd.	2,000	35,113
	Shizuoka Bank, Ltd.	21,000	189,203
	Shizuoka Gas Co., Ltd.	11,000	61,520
#	Shochiku Co., Ltd.	4,000	27,606
	Showa Corp.	5,900	27,955
	Showa Denko K.K.	168,000	253,092
	Showa Sangyo Co., Ltd.	16,000	43,263
	Showa Shell Sekiyu K.K.	8,300	73,009
	Sinanen Co., Ltd.	10,000	47,634
* #	Sinfonia Technology Co., Ltd.	13,000	27,891
	Sintokogio, Ltd.	3,800	24,555
	SKY Perfect JSAT Holdings, Inc.	257	92,799
	SMC Corp.	700	68,668
	SMK Corp.	14,000	45,027
#	Snow Brand Milk Products Co., Ltd.	11,000	27,455
	Softbank Corp.	4,800	75,936
	Sohgo Security Services Co., Ltd.	8,100	73,009
	Sojitz Corp.	164,100	254,313
	Sompo Japan Insurance, Inc.	45,000	271,194
	Sony Corp. Sponsored ADR	41,900	1,083,534
#	Sony Financial Holdings, Inc.	13	40,901
	Sorun Corp.	7,000	28,027
#	Square Enix Holdings Co., Ltd.	1,500	26,993
#	SSP Co., Ltd.	7,000	34,762
	Stanley Electric Co., Ltd.	14,800	210,172
	Star Micronics Co., Ltd.	4,100	33,405
	Starzen Corp.	3,000	6,422
	Sugi Holdings Co., Ltd.	1,400	26,441
	Sumco Corp.	13,400	196,875
	Sumisho Computer Systems Corp.	2,200	25,777
	Sumitomo Bakelite Co., Ltd.	32,000	127,009
	Sumitomo Chemical Co., Ltd.	101,355	398,933
	Sumitomo Corp.	45,300	394,315
	Sumitomo Electric Industries, Ltd.	50,800	494,891
	Sumitomo Forestry Co., Ltd.	17,000	115,164
	Sumitomo Heavy Industries, Ltd.	68,000	282,780
*	Sumitomo Light Metal Industries, Ltd.	46,000	43,059
	Sumitomo Metal Industries, Ltd.	49,000	114,784

47

	Sumitomo Metal Mining Co., Ltd.	28,000	312,689
*	Sumitomo Mitsui Construction Co., Ltd.	57,400	44,300
#	Sumitomo Mitsui Financial Group, Inc.	14,700	509,813
#	Sumitomo Osaka Cement Co., Ltd.	44,000	98,883
#	Sumitomo Real Estate Sales Co., Ltd.	1,100	40,372
#	Sumitomo Realty & Development Co., Ltd.	5,000	59,977
	Sumitomo Rubber Industries, Ltd.	20,300	139,920
	Sumitomo Seika Chemicals Co., Ltd.	14,000	38,600
	Sumitomo Trust & Banking Co., Ltd.	44,000	184,126
	Sumitomo Warehouse Co., Ltd.	23,000	82,635
	Sundrug Co., Ltd.	1,600	24,755
#	Suruga Bank, Ltd.	10,000	85,738
	Suzuken Co., Ltd.	7,500	185,291
	Suzuki Motor Corp.	14,900	281,027
*	SWCC Showa Holdings Co., Ltd.	45,000	31,577
#	Sysmex Corp.	1,100	33,141
	T&D Holdings, Inc.	1,600	47,836
	T. Hasegawa Co., Ltd.	2,900	30,085
	Tachibana Eletech Co., Ltd.	5,200	35,806
	Tadano, Ltd.	18,000	79,083
	Taihei Dengyo Kaisha, Ltd.	6,000	52,447
#	Taiheiyo Cement Corp.	119,000	208,920
	Taikisha, Ltd.	2,700	30,792
	Taisei Corp.	117,000	254,366
	Taisho Pharmaceutical Co., Ltd.	4,000	73,184
#	Taiyo Nippon Sanso Corp.	18,000	126,022
#	Taiyo Yuden Co., Ltd.	15,000	115,354
	Takamatsu Construction Group	2,600	34,938
#	Takara Holdings, Inc.	17,000	83,140
	Takara Standard Co., Ltd.	13,000	74,421
#	Takasago International Corp.	7,000	33,559
	Takasago Thermal Engineering Co., Ltd.	11,000	84,827
#	Takashimaya Co., Ltd.	37,000	230,976
	Takata Corp.	3,800	44,204
	Takeda Pharmaceutical Co., Ltd.	5,500	195,056
	Takiron Co., Ltd.	10,000	24,863
	Tatsuta Electric Wire & Cable Co., Ltd.	15,000	33,145
	TDK Corp.	1,200	54,726
	TDK Corp. Sponsored ADR	7,012	316,942
*	Tecmo Koei Holdings Co., Ltd.	8,050	54,608
	Teijin, Ltd.	105,000	269,238
	Tenma Corp.	3,100	29,258
	Terumo Corp.	1,100	41,618
	The 77 Bank, Ltd.	52,000	266,472
	The Aichi Bank, Ltd.	1,200	86,788
	The Akita Bank, Ltd.	32,000	106,805
	The Aomori Bank, Ltd.	10,000	38,008
	The Awa Bank, Ltd.	17,000	95,763
*	The Bank of Ikeda, Ltd.	200	7,666
	The Bank of Iwate, Ltd.	2,200	105,905
#	The Bank of Kyoto, Ltd.	17,000	136,452
	The Bank of Nagoya, Ltd.	23,000	97,302

48

	The Bank of Okinawa, Ltd.	2,600	70,134
	The Bank of Saga, Ltd.	12,000	35,918
	The Chiba Bank, Ltd.	46,000	228,136
*	The Chiba Kogyo Bank, Ltd.	3,000	28,205
	The Chugoku Bank, Ltd.	10,000	125,969
	The Chugoku Electric Power Co., Ltd.	2,900	58,435
	The Chukyo Bank, Ltd.	15,000	48,080
* #	The Daiei, Inc.	9,250	35,736
	The Daisan Bank, Ltd.	12,000	32,797
	The Daishi Bank, Ltd.	42,000	158,293
	The Ehime Bank, Ltd.	11,000	27,403
	The Eighteenth Bank, Ltd.	27,000	78,724
*	The Fuji Fire & Marine Insurance Co., Ltd.	16,000	16,453
	The Fukui Bank, Ltd.	27,000	84,652
	The Gunma Bank, Ltd.	29,000	144,496
	The Hachijuni Bank, Ltd.	28,000	164,965
	The Higo Bank, Ltd.	28,000	153,150
#	The Hiroshima Bank, Ltd.	55,000	208,520
	The Hokkoku Bank, Ltd.	37,000	125,298
	The Hokuetsu Bank, Ltd.	16,000	26,378
	The Hyakugo Bank, Ltd.	30,000	151,582
	The Hyakujishi Bank, Ltd.	26,000	119,113
	The Iyo Bank, Ltd.	12,000	119,714
	The Japan Steel Works, Ltd.	1,000	10,831
	The Japan Wool Textile Co., Ltd.	5,000	29,309
	The Joyo Bank, Ltd.	26,000	120,117
	The Kagawa Bank, Ltd.	8,000	33,724
	The Kagoshima Bank, Ltd.	24,000	160,840
*	The Kanto Tsukuba Bank, Ltd.	11,500	48,397
	The Keiyo Bank, Ltd.	26,000	96,797
	The Kita-Nippon Bank, Ltd.	1,300	33,336
	The Maruetsu, Inc.	7,000	29,810
	The Michinoku Bank, Ltd.	18,000	43,603
*	The Minato Bank, Ltd.	21,000	27,243
	The Miyazaki Bank, Ltd.	10,000	39,205
	The Nagano Bank, Ltd.	15,000	39,437
	The Nanto Bank, Ltd.	27,000	139,616
	The Nippon Road Co., Ltd.	23,000	60,952
	The Nippon Synthetic Chemical Industry Co., Ltd.	15,000	52,285
	The Nisshin Oillio Group, Ltd.	18,000	71,139
	The Ogaki Kyoritsu Bank, Ltd.	33,000	145,419
	The Oita Bank, Ltd.	17,000	87,521
	The Pack Corp.	2,600	33,123
	The San-in Godo Bank, Ltd.	18,000	139,465
#	THK Co., Ltd.	12,500	173,358
	TKC Corp.	2,500	45,491
	Toa Corp.	27,000	32,492
	Toagosei Co., Ltd.	29,000	72,268
	Tobu Railway Co., Ltd.	15,000	78,258
	TOC Co., Ltd.	8,500	28,218
	Tochigi Bank, Ltd.	15,000	69,401
	Toda Corp.	26,000	85,163

49

	Toenec Corp.	7,000	32,356
	Toho Bank, Ltd.	22,000	80,314
	Toho Co., Ltd.	2,700	35,663
	Toho Gas Co., Ltd.	9,000	38,313
	Toho Zinc Co., Ltd.	8,000	26,639
	Tohuku Electric Power Co., Inc.	3,300	68,829
	Tokai Carbon Co., Ltd.	20,000	89,691
	Tokai Rika Co., Ltd.	10,600	139,243
	Tokai Rubber Industries, Ltd.	3,000	26,324
	Tokai Tokyo Financial Holdings, Inc.	28,000	62,058
	Tokio Marine Holdings, Inc.	19,900	524,829
	Tokio Marine Holdings, Inc. ADR	1,000	26,260
	Tokushima Bank, Ltd.	9,000	44,812
	Tokushu Tokai Holdings Co., Ltd.	22,000	53,086
	Tokuyama Corp.	22,000	131,190
	Tokyo Dome Corp.	9,000	25,681
#	Tokyo Electric Power Co., Ltd.	11,800	276,421
	Tokyo Electron, Ltd.	8,500	388,702
	Tokyo Energy & Systems, Inc.	6,000	43,276
#	Tokyo Gas Co., Ltd.	19,000	72,033
	Tokyo Ohka Kogyo Co., Ltd.	5,800	98,129
	Tokyo Rakutenchi Co., Ltd.	7,000	26,855
	Tokyo Rope Manufacturing Co., Ltd.	21,000	55,689
#	Tokyo Seimitsu Co., Ltd.	2,300	26,624
	Tokyo Steel Manufacturing Co., Ltd.	16,400	167,974
	Tokyo Style Co., Ltd.	13,000	95,855
#	Tokyo Tatemono Co., Ltd.	30,000	101,885
	Tokyo Tomin Bank, Ltd.	2,500	34,939
	Tokyu Community Corp.	2,000	30,979
#	Tokyu Construction Co., Ltd.	6,880	18,688
#	Tokyu Corp.	17,000	72,515
#	Tokyu Land Corp.	49,000	163,976
	Tomato Bank, Ltd.	6,000	14,471
	Tomoku Co., Ltd.	21,000	37,585
	Tonami Holdings Co., Ltd.	16,000	37,509
#	TonenGeneral Sekiyu K.K.	5,000	47,555
	Topcon Corp.	4,200	19,735
	Toppan Forms Co., Ltd.	3,500	37,740
	Toppan Printing Co., Ltd.	41,000	310,683
	Topre Corp.	6,100	50,225
	Topy Industries, Ltd.	13,000	20,096
	Toray Industries, Inc.	16,000	70,586
	Torii Pharmaceutical Co., Ltd.	2,600	34,442
#	Toshiba Corp.	19,000	65,201
#	Toshiba Machine Co., Ltd.	7,000	20,773
#	Toshiba Plant Kensetsu Co., Ltd.	5,000	47,001
	Toshiba TEC Corp.	20,000	70,834
	Tosho Printing Co., Ltd.	11,000	26,209
	Tosoh Corp.	50,000	114,845
#	TOTO, Ltd.	25,000	124,689
	Tottori Bank, Ltd.	13,000	34,979
*	Towa Bank, Ltd.	52,000	26,016

50

	Toyo Corp.	2,400	21,490
	Toyo Engineering Corp.	12,000	38,188
	Toyo Ink Manufacturing Co., Ltd.	28,000	60,696
	Toyo Kanetsu K.K.	27,000	44,875
	Toyo Kohan Co., Ltd.	9,000	35,587
*	Toyo Securities Co., Ltd.	21,000	34,654
	Toyo Seikan Kaisha, Ltd.	14,100	233,498
#	Toyo Suisan Kaisha, Ltd.	1,000	19,551
* #	Toyo Tanso Co, Ltd.	800	29,740
* #	Toyo Tire & Rubber Co., Ltd.	21,000	36,451
#	Toyobo Co., Ltd.	81,000	126,773
	Toyoda Gosei Co., Ltd.	10,700	210,468
	Toyota Auto Body Co., Ltd.	5,400	86,526
	Toyota Boshoku Corp.	8,300	105,245
	Toyota Motor Corp. Sponsored ADR	19,000	1,504,040
	Toyota Tsusho Corp.	15,100	178,326
*	Trans Cosmos, Inc.	5,800	37,149
	Trend Micro, Inc.	1,500	45,676
	Trusco Nakayama Corp.	3,200	38,809
	Tsubakimoto Chain Co.	7,000	22,961
	Tsukishima Kikai Co., Ltd.	6,000	31,809
	Tsumura & Co.	1,500	41,079
	Tsurumi Manufacturing Co., Ltd.	1,000	5,440
	Tsutsumi Jewelry Co., Ltd.	2,200	36,125
	TV Asahi Corp.	35	44,538
	Ube Industries, Ltd.	32,000	60,340
	Uchida Yoko Co., Ltd.	8,000	21,440
#	Ulvac, Inc.	2,100	39,131
	Uni-Charm Corp.	600	41,756
	Unicharm Petcare Corp.	1,100	29,347
	Unimat Offisco Corp.	2,700	23,382
#	Union Tool Co.	1,600	38,312
*	Unitika, Ltd.	38,000	42,193
	UNY Co., Ltd.	25,000	183,686
#	Ushio, Inc.	6,200	80,445
	USS Co., Ltd.	660	29,909
	Valor Co., Ltd.	5,500	41,264
*	Vital Ksk Holdings, Inc.	7,300	35,974
	Wacoal Corp.	9,000	111,495
	Warabeya Nichiyo Co., Ltd.	2,700	29,826
	Watami Food Service Co., Ltd.	1,600	32,062
	West Japan Railway Co.	17	52,133
	Xebio Co., Ltd.	2,000	30,730
	Yachiyo Bank, Ltd.	2,100	60,673
#	Yahagi Construction Co., Ltd.	5,000	27,262
	Yahoo! Japan Corp.	104	25,962
	Yakult Honsha Co., Ltd.	1,900	32,713
#	Yamada Denki Co., Ltd.	1,240	57,116
	Yamagata Bank, Ltd.	15,000	67,795
	Yamaguchi Financial Group, Inc.	22,000	212,553
	Yamaha Corp.	19,800	226,246
	Yamaha Motor Co., Ltd.	18,200	192,392

51

	Yamamura Glass Co., Ltd.	19,000	36,977
	Yamanashi Chuo Bank, Ltd.	22,000	107,777
	Yamatake Corp.	2,800	46,928
	Yamato Holdings Co., Ltd.	7,000	78,010
	Yamato Kogyo Co., Ltd.	5,400	122,655
	Yamazaki Baking Co., Ltd.	5,000	51,249
	Yamazen Co., Ltd.	13,000	37,528
	Yaskawa Electric Corp.	23,000	107,035
	Yodogawa Steel Works, Ltd.	18,000	81,856
	Yokogawa Bridge Holdings Corp.	7,000	60,556
	Yokogawa Electric Corp.	35,800	184,749
	Yokohama Reito Co., Ltd.	7,000	40,507
	Yokohama Rubber Co., Ltd.	25,000	108,917
	Yonekyu Corp.	3,500	33,251
	Yorozu Corp.	4,600	40,362
	Yoshimoto Kogyo Co., Ltd.	2,300	21,292
	Yoshinoya Holdings Co., Ltd.	64	67,939
	Yuasa Trading Co., Ltd.	40,000	39,188
	Yuki Gosei Kogyo Co., Ltd.	6,000	18,348
	Yurtec Corp.	7,000	36,687
	Zeon Corp.	25,000	76,524
	Zuken, Inc.	6,000	37,206

TOTAL — JAPAN			85,169,173

MALAYSIA — (0.6%)
COMMON STOCKS — (0.6%)
	Affin Holdings Berhad	52,000	24,879
*	Airasia Berhad	115,300	37,759
	Alliance Financial Group Berhad	132,400	76,281
	AMMB Holdings Berhad	122,400	107,425
	Asiatic Development Berhad	33,300	45,666
*	Axiata Group Berhad	148,725	91,601
	Bandar Raya Developments Berhad	35,000	11,638
	Batu Kawan Berhad	27,600	63,073
	Berjaya Corp. Berhad	97,000	22,803
	Berjaya Land Berhad	19,000	17,566
	Berjaya Sports Toto Berhad	15,000	20,692
	Boustead Holdings Berhad	25,100	25,029
	British American Tobacco Malaysia Berhad	3,400	42,446
	Bumiputra-Commerce Holdings Berhad	47,200	106,275
	Digi.Com Berhad	6,100	38,189
	DRB-Hicom Berhad	140,000	38,975
	EON Capital Berhad	28,100	28,164
	Gamuda Berhad	140,400	94,145
	Genting Berhad	66,300	86,656
	Guiness Anchor Berhad	23,000	37,096
	Hong Leong Bank Berhad	22,000	35,460
	Hong Leong Financial Group Berhad	11,000	15,422
	IGB Corp. Berhad	91,800	46,185
	IJM Corp. Berhad	101,900	142,527
*	IJM Land Berhad	143,000	52,962

52

	IJM Plantations Berhad	80,200	54,282
	IOI Corp. Berhad	46,900	56,214
	KLCC Property Holdings Berhad	52,600	46,924
	KNM Group Berhad	328,500	52,558
	Kulim Malaysia Berhad	9,400	14,599
	Lafarge Malayan Cement Berhad	33,600	42,532
	Lingkaran Trans Kota Holdings Berhad	39,000	23,994
	Malayan Banking Berhad	39,150	47,512
	Malaysian Airlines System Berhad	19,000	16,711
	Malaysian Bulk Carriers Berhad	61,200	50,305
	Malaysian Resources Corp. Berhad	232,900	74,034
	Media Prima Berhad	38,000	13,298
	MISC Berhad	15,100	37,427
	MMC Corp. Berhad	195,100	95,541
*	Mulpha International Berhad	259,400	30,071
	Nestle (Malaysia) Berhad	5,100	42,608
	Oriental Holdings Berhad	16,800	22,530
	OSK Holdings Berhad	139,600	47,681
	Petronas Dagangan Berhad	17,100	37,918
	Petronas Gas Berhad	14,200	37,445
	Plus Expressways Berhad	51,300	47,514
	Pos Malaysia Berhad	78,600	49,176
	PPB Group Berhad	29,100	86,433
	Proton Holdings Berhad	19,000	15,722
	Resorts World Berhad	48,400	32,747
	RHB Capital Berhad	19,000	21,914
	Sarawak Energy Berhad	44,000	24,808
	Shell Refining Co. Federation of Malaysia Berhad	25,800	71,329
	Sime Darby Berhad	9,400	17,357
	SP Setia Berhad	42,600	42,198
	Star Publications (Malaysia) Berhad	37,200	33,211
*	Sunrise Berhad	91,900	33,723
	Sunway City Berhad	62,000	36,661
	TA Enterprise Berhad	253,700	66,643
	Tan Chong Motor Holdings Berhad	100,000	40,607
	Tenaga Nasional Berhad	17,000	34,955
	Top Glove Corp. Berhad	38,600	60,062
*	UEM Land Holdings Berhad	28,750	8,509
	UMW Holdings Berhad	20,800	33,232
	United Plantations Berhad	11,300	33,911
	Wah Seong Corp. Berhad	52,000	24,730
	YTL Corp. Berhad	17,800	35,426

TOTAL — MALAYSIA			3,003,966

MEXICO — (0.8%)
COMMON STOCKS — (0.8%)
	Alfa S.A.B. de C.V. Series A	35,800	62,104
	America Movil S.A.B. de C.V. Series L	6,700	10,948
	America Movil S.A.B. de C.V. Series L ADR	6,800	223,380
*	Axtel, S.A.B. de C.V.	75,000	31,073
*	Banco Compartamos S.A. de C.V.	26,500	66,029

53

*	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	11,600	41,582
*	Carso Infraestructura y Construccion S.A.B. de CV	98,440	49,199
	Cementos de Mexico S.A.B de C.V. Series B	198,700	146,801
	Cemex S.A.B. de C.V. Sponsored ADR	18,100	135,388
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	2,300	90,482
	Consorcio ARA S.A.B. de C.V.	102,900	31,378
*	Corporacion GEO S.A.B. de C.V. Series B	38,000	49,544
	Corporacion Moctezuma S.A.B. de C.V.	73,800	124,550
*	Desarrolladora Homex S.A.B. de C.V.	28,600	88,684
	Embotelladora Arca S.A.B. de C.V.	59,300	133,582
*	Empresas ICA S.A.B. de C.V.	27,800	50,542
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	9,100	65,975
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	6,300	178,353
*	Gruma S.A.B. de C.V. ADR	500	1,180
*	Gruma S.A.B. de C.V. Series B	14,000	8,457
	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	23,700	24,290
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	7,300	150,088
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	2,400	7,475
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	4,000	124,000
	Grupo Carso S.A.B. de C.V. Series A-1	25,400	65,827
	Grupo Cementos de Chihuahua S.A.B. de C.V.	1,100	2,354
	Grupo Continental S.A.B. de C.V.	33,300	58,853
	Grupo Elektra S.A. de C.V.	925	39,060
	Grupo Financiero Banorte S.A.B. de C.V.	151,400	233,581
	Grupo Financiero Inbursa S.A.B. de C.V. Series O	55,106	147,684
	Grupo Industrial Bimbo S.A.B. de C.V. Series A	17,800	79,936
*	Grupo Lamosa S.A.B. de C.V.	33,900	18,539
	Grupo Mexico S.A.B. de C.V. Series B	349,499	270,871
*	Grupo Modelo S.A.B. de C.V. Series C	11,400	33,236
*	Grupo Simec, S.A. de C.V.	20,200	29,994
	Grupo Televisa S.A. de C.V.	1,100	3,405
	Grupo Televisa S.A. de C.V. Sponsored ADR	6,800	105,264
*	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	117,000	94,915
*	Industrias CH S.A.B. de C.V. Series B	27,100	59,712
	Industrias Penoles S.A.B. de C.V.	6,385	69,372
	Kimberly Clark de Mexico S.A.B. de C.V. Series A	11,500	41,940
	Mexichem S.A.B.de C.V.	92,000	82,631
* #	Organizacion Soriana S.A.B. de C.V. Series B	110,300	196,137
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	3,000	48,000
	TV Azteca S.A.B. de C.V. Series A	161,100	54,727
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	64,500	71,013
	Wal-Mart de Mexico S.A.B. de C.V. Series V	22,600	61,386

TOTAL — MEXICO			3,763,521

NETHERLANDS — (1.9%)
COMMON STOCKS — (1.9%)
	Aalberts Industries NV	9,103	69,492
	Accell Group NV	649	18,674
	Aegon NV	27,702	139,330
	Aegon NV ADR	3,900	18,525

54

*	AFC Ajax NV	546	4,639
	Akzo Nobel NV	10,820	452,495
	Akzo Nobel NV Sponsored ADR	500	20,850
	Arcadis NV	5,239	77,195
	ArcelorMittal	11,420	267,506
	ArcelorMittal ADR	19,500	459,810
*	ASM International NV	1,622	18,770
	ASML Holding NV ADR	12,550	265,433
	Brunel International NV	3,554	57,162
*	Crucell NV ADR	6,591	138,345
*	Draka Holding NV	1,372	14,659
	Eriks Group NV	1,115	37,603
	Exact Holding NV	1,884	37,352
	Fugro NV	9,371	335,501
	Grontmij NV	946	20,813
*	Heijmans NV	234	1,507
	Heineken NV	14,758	438,551
	Imtech NV	4,510	70,391
	ING Groep NV	213	1,942
	ING Groep NV Sponsored ADR	35,400	320,724
#	Innoconcepts NV	5,333	20,537
	Kas Bank NV	973	11,981
	Koninklijke Ahold NV	60,910	667,338
*	Koninklijke Ahold NV ADR	400	4,444
	Koninklijke Bam Groep NV	10,180	100,076
	Koninklijke Boskalis Westminster NV	6,193	144,398
	Koninklijke DSM NV	18,148	562,810
	Koninklijke KPN NV	12,546	150,832
	Koninklijke Philips Electronics NV	10,953	197,625
	Koninklijke Philips Electronics NV ADR	58,800	1,057,224
	Koninklijke Ten Cate NV	3,084	58,855
	Koninklijke Vopak NV	3,394	149,460
	Mediq NV	3,645	35,936
	Nutreco Holding NV	3,422	117,438
	Oce NV	8,830	55,884
	Ordina NV	14,194	62,115
	Randstad Holdings NV	13,545	310,789
	Reed Elsevier NV	1,169	12,844
	Reed Elsevier NV ADR	4,200	91,854
	SBM Offshore NV	20,757	334,556
	SES SA	7,157	129,197
	Sligro Food Group NV	1,113	25,319
	Smit Internationale NV	1,539	86,658
	SNS Reaal	5,604	31,544
*	Super De Boer NV	11,242	45,093
	Telegraaf Media Groep NV	3,910	51,447
	TKH Group NV	3,826	47,978
	TNT NV	37,428	689,779
*	TomTom NV	2,210	14,109
	Unilever NV	2,976	58,887
	Unilever NV ADR	11,120	220,065
	Unit 4 Agresso NV	1,534	18,573

55

	USG People NV	7,485	70,386
*	Van der Moolen Holding NV	11,949	34,187
	Wavin NV	3,699	10,377
	Wolters Kluwer NV	15,244	250,849

TOTAL — NETHERLANDS			9,218,713

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
	Air New Zealand, Ltd.	58,896	34,921
	Auckland International Airport, Ltd.	91,156	85,508
	Contact Energy, Ltd.	16,122	51,963
	Fisher & Paykel Appliances Holdings, Ltd.	28,162	7,317
	Fisher & Paykel Healthcare Corp.	22,714	39,024
	Fletcher Building, Ltd.	65,656	248,063
	Infratil, Ltd.	25,177	22,359
	Mainfreight, Ltd.	14,201	36,549
	New Zealand Oil & Gas, Ltd.	45,451	35,773
	New Zealand Refining Co., Ltd.	5,458	21,208
	Nuplex Industries, Ltd.	36,984	7,527
	Port of Tauranga, Ltd.	20,130	62,568
	Ryman Healthcare, Ltd.	48,303	38,244
	Sanford, Ltd.	12,229	38,762
	Sky City Entertainment Group, Ltd.	46,065	71,321
	Sky Network Television, Ltd.	17,716	40,949
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	3,600	28,836
	Tower, Ltd.	40,446	31,135
	Trustpower, Ltd.	9,834	39,580
	Vector, Ltd.	28,655	34,976
	Warehouse Group, Ltd.	19,445	39,430

TOTAL — NEW ZEALAND			1,016,013

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
	Acergy SA	6,914	53,404
	Aker Kvaerner ASA	10,800	65,295
	Aktiv Kapital ASA	1,101	5,332
	Atea ASA	6,000	18,263
	Austevoll Seafood ASA	2,000	5,880
*	Blom ASA	4,800	9,463
	Bonheur ASA	750	15,633
*	BW Offshore, Ltd.	12,000	10,295
	Cermaq ASA	2,912	17,553
*	Copeinca ASA	2,400	6,177
*	Det Norske Oljeselskap ASA	107,000	90,396
	DnB NOR ASA Series A	37,350	232,476
	DOF ASA	9,400	48,024
*	Eitzen Chemical ASA	9,000	4,786
	Ekornes ASA	2,800	33,829
	Farstad Shipping ASA	400	5,985
#	Frontline, Ltd.	640	12,659

56

	Ganger Rolf ASA	1,150	22,525
*	Kongsberg Gruppen ASA	540	24,868
* #	Marine Harvest	327,880	147,742
	Norsk Hydro ASA	65,800	290,131
	Norsk Hydro ASA Sponsored ADR	800	3,504
*	Norske Skogindustrier ASA Series A	23,500	54,988
*	Norwegian Air Shuttle ASA	8,400	58,959
	Odfjell ASA Series A	2,716	16,165
*	ODIM ASA	10,500	56,020
	Orkla ASA	50,770	363,468
* #	Petroleum-Geo Services ASA	20,682	100,054
*	Prosafe ASA	7,400	30,403
*	Prosafe Production Public, Ltd.	24,500	43,976
* #	Renewable Energy Corp. ASA	13,655	123,352
	Schibsted ASA	6,697	69,536
*	Seadrill, Ltd.	20,450	218,258
*	Sevan Marine ASA	39,215	34,552
*	Songa Offshore ASA	2,600	4,312
	SpareBanken 1 SMN	5,040	22,834
	StatoilHydro ASA	8,400	156,555
	StatoilHydro ASA Sponsored ADR	6,300	117,180
*	Storebrand ASA	35,200	127,716
*	Subsea 7, Inc.	10,400	77,744
	Tandberg ASA Series A	3,000	42,209
	Telenor ASA	13,400	83,336
*	TGS Nopec Geophysical Co. ASA	14,100	104,116
	Tomra Systems ASA	16,200	59,912
	Veidekke ASA	6,564	31,191
	Wilh. Wilhelmsen ASA	4,070	51,468
	Yara International ASA	6,362	170,506

TOTAL — NORWAY			3,343,030

PHILIPPINES — (0.1%)
COMMON STOCKS — (0.1%)
	Aboitiz Equity Ventures, Inc.	96,000	11,499
	Ayala Corp. Series A	9,390	42,800
	Ayala Land, Inc.	354,100	46,750
	Banco de Oro Unibank, Inc.	82,800	51,286
	Bank of the Philippine Islands	8,640	7,035
	China Banking Corp.	4,650	35,052
*	First Philippines Holdings Corp.	75,400	38,498
	International Container Terminal Services, Inc.	134,600	35,500
	Megaworld Corp.	1,311,000	18,916
	Metro Bank & Trust Co.	76,800	47,491
	Philippine Long Distance Telephone Co. Sponsored ADR	1,000	45,870
	Pilipino Telephone Corp.	226,000	39,827
*	SM Investments Corp.	8,040	40,398
	Universal Robina Corp.	140,000	20,836
TOTAL COMMON STOCKS			481,758

57

RIGHTS/WARRANTS — (0.0%)
*	Megaworld Corp. Rights 05/22/09	327,750	—

TOTAL — PHILIPPINES			481,758

POLAND — (0.3%)
COMMON STOCKS — (0.3%)
	Agora SA	7,427	34,593
	Asseco Poland SA	6,558	103,008
	Bank Millennium SA	13,237	10,492
	Bank Pekao SA	522	18,693
*	Bank Przemyslowo Handlowy BPH SA	1,218	12,428
*	Bank Zackodni WBK SA	582	15,286
*	Bioton SA	252,387	23,017
*	BRE Bank SA	310	13,825
*	Budimex SA	1,885	39,197
*	Cersanit-Krasnystaw SA	5,835	18,998
	Ciech SA	1,628	15,571
*	Echo Investment SA	73,042	63,554
	Emperia Holding SA	2,574	35,864
	Eurocash SA	12,021	36,797
*	Getin Holdings SA	44,673	69,069
	Grupa Kety SA	1,179	24,952
*	Grupa Lotos SA	2,987	14,947
	KGHM Polska Miedz SA	7,636	133,810
	Kredyt Bank SA	3,810	6,692
*	Mondi Packaging Paper Swiecie SA	1,538	23,972
	Mostostal Siedlce SA	51,936	60,634
	Multimedia Polska SA	12,319	25,462
*	Netia Holdings SA	27,046	28,746
	Orbis SA	4,643	51,012
*	PBG SA	323	19,767
	Polski Koncern Naftowy Orlen SA	20,050	157,671
	Polskie Gornictwo Naftowe I Gazownictwo SA	21,044	24,071
	Powszechna Kasa Oszczednosci Bank Polski SA	4,041	32,137
*	Sygnity SA	4,962	31,521
*	Synthos SA	105,358	19,691
	Telekomunikacja Polska SA	10,054	52,818
	TVN SA	5,494	15,792
	Zaklady Azotowe Pulawy SA	1,298	29,344

TOTAL — POLAND			1,263,431

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
	Altri SGPS SA	12,618	37,514
	Banco BPI SA	27,221	64,376
	Banco Comercial Portugues SA	303,904	283,605
	Banco Espirito Santo SA	33,617	164,534
	Brisa SA	20,337	138,608
	Cimpor Cimentos de Portugal SA	36,874	219,964
	Energias de Portugal SA	50,976	185,402

58

	Energias de Portugal SA Sponsored ADR	100	3,604
*	Finibanco Holdings SGPS SA	11,600	33,006
	Galp Energia SGPS SA Series B	17,799	236,035
	Jeronimo Martins SGPS SA	17,915	101,048
*	Mota-Engil SGPS SA	17,204	74,325
	Portucel-Empresa Produtora de Pasta de Papel SA	30,214	64,590
	Portugal Telecom SA	16,189	123,441
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	21,828	119,334
	Redes Energeticas Nacionais SA	12,093	50,039
	Sociedade de Investimento e Gestao SGPS SA	4,277	35,858
	Sonae Industria SGPS SA	18,463	59,398
	Sonae SGPS SA	123,615	104,025
*	Sonaecom SGPS SA	12,282	30,476

TOTAL — PORTUGAL			2,129,182

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
	Allgreen Properties, Ltd.	158,000	59,214
*	Asia Food and Properties, Ltd.	48,000	8,403
	Asia Pacific Breweries, Ltd.	2,000	13,775
	Bukit Sembawang Estates, Ltd.	3,000	4,897
	Capitaland, Ltd.	94,500	174,324
	Cerebos Pacific, Ltd.	9,000	16,952
*	Chartered Semiconductor Manufacturing, Ltd.	729,900	80,806
	City Developments, Ltd.	41,000	177,442
	Comfortdelgro Corp., Ltd.	90,000	85,800
#	Cosco Corp. (Singapore), Ltd.	93,000	63,403
*	Creative Technology Co., Ltd.	16,100	35,837
	CSE Global, Ltd.	59,000	16,638
	DBS Group Holdings, Ltd.	64,500	410,048
	Ezra Holdings, Ltd.	20,000	12,420
	Fraser & Neave, Ltd.	125,000	219,714
	Goodpack, Ltd.	40,000	21,894
	Guocoland, Ltd.	26,000	20,083
	Hi-P International, Ltd.	201,000	70,183
*	Hotel Plaza, Ltd.	49,000	30,186
	Hotel Properties, Ltd.	25,000	17,192
#	Hyflux, Ltd.	24,000	29,320
*	Indofood Agri Resources, Ltd.	94,000	57,300
	Jardine Cycle & Carriage, Ltd.	7,000	66,951
	Jaya Holdings, Ltd.	54,000	11,585
	Keppel Corp., Ltd.	30,000	119,770
#	Keppel Land, Ltd.	56,000	64,433
	Keppel Telecommunications and Transportation, Ltd.	10,000	6,178
	Kim Eng Holdings, Ltd.	47,000	47,040
	MobileOne, Ltd.	31,000	30,758
#	Neptune Orient Lines, Ltd.	32,000	27,820
	NSL, Ltd.	12,000	11,075
	Olam International, Ltd.	66,000	77,834
*	Overseas Union Enterprise, Ltd.	2,000	13,471

59

	Overseas-Chinese Banking Corp., Ltd.	85,000	335,002
	Parkway Holdings, Ltd.	104,000	84,112
	Raffles Education Corp., Ltd.	49,021	14,296
	SembCorp Industries, Ltd.	50,000	91,466
	SembCorp Marine, Ltd.	16,000	22,526
	Singapore Airlines, Ltd.	19,000	136,650
	Singapore Exchange, Ltd.	18,000	75,503
	Singapore Land, Ltd.	29,000	67,750
	Singapore Petroleum Co., Ltd.	35,000	78,529
	Singapore Post, Ltd.	50,000	25,612
	Singapore Press Holdings, Ltd.	33,000	64,514
	Singapore Technologies Engineering, Ltd.	22,000	37,956
	Singapore Telecommunications, Ltd.	70,000	120,280
	SMRT Corp., Ltd.	69,000	72,018
	Starhub, Ltd.	22,000	27,082
	Straits Asia Resources, Ltd.	19,000	13,464
	Tat Hong Holdings, Ltd.	53,000	28,285
*	United Engineers, Ltd.	10,000	9,687
	United Industrial Corp., Ltd.	82,000	59,083
	United Overseas Bank, Ltd.	34,000	262,061
	UOB-Kay Hian Holdings, Ltd.	68,000	57,781
*	UOL Group, Ltd.	87,000	129,552
	Venture Corp., Ltd.	33,000	132,019
#	WBL Corp., Ltd.	16,000	37,252
	Wheelock Properties, Ltd.	29,000	21,413
	Wilmar International, Ltd.	34,000	81,240
	Wing Tai Holdings, Ltd.	39,000	23,057
*	Yangzijiang Shipbuilding Holdings, Ltd.	138,000	46,258
	Yanlord Land Group, Ltd.	71,000	68,336

TOTAL — SINGAPORE			4,325,530

SOUTH AFRICA — (1.5%)
COMMON STOCKS — (1.5%)
	ABSA Group, Ltd.	9,290	107,139
*	Adcock Ingram Holdings, Ltd.	2,791	13,783
	Advtech, Ltd.	34,107	15,998
	Aeci, Ltd.	21,114	120,985
	Afgri, Ltd.	106,485	61,296
	African Bank Investments, Ltd.	87,490	277,221
	African Oxygen, Ltd.	6,500	13,020
	African Rainbow Minerals, Ltd.	11,320	152,938
	Allied Electronics Corp., Ltd.	8,984	23,257
	Allied Technologies, Ltd.	9,221	62,327
	Anglo American Platinum Corp., Ltd.	117	6,259
	AngloGold Ashanti, Ltd.	2,804	86,134
	AngloGold Ashanti, Ltd. Sponsored ADR	500	15,400
	ArcelorMittal South Africa, Ltd.	12,622	117,639
*	Aspen Pharmacare Holdings, Ltd.	13,411	68,053
	Astral Foods, Ltd.	6,105	71,039
	Aveng, Ltd.	57,469	219,786
	AVI, Ltd.	19,715	38,191

60

	Barloworld, Ltd.	28,982	122,574
	Bidvest Group, Ltd.	5,126	54,193
	Capitec Bank Holdings, Ltd.	6,899	31,650
	Caxton & CTP Publishers & Printers, Ltd.	3,193	4,156
	Data Tec, Ltd.	11,758	23,148
	Dimension Data Holdings P.L.C.	7,211	5,395
	Discovery Holdings, Ltd.	15,147	43,942
	Distribution & Warehousing Network, Ltd.	53,514	42,747
	Durban Roodeport Deep, Ltd.	84,168	66,894
	Exxaro Resources, Ltd.	12,078	88,548
	FirstRand, Ltd.	85,805	131,066
	Foschini, Ltd.	24,805	131,273
	Gold Fields, Ltd.	4,836	50,301
	Gold Fields, Ltd. Sponsored ADR	43,600	453,440
	Gold Reef Resorts, Ltd.	23,560	48,687
	Grindrod, Ltd.	44,962	73,682
	Group Five, Ltd.	6,846	25,466
*	Harmony Gold Mining Co., Ltd.	5,445	50,690
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	22,010	205,133
	Hudaco Industries, Ltd.	4,292	24,722
	Illovo Sugar, Ltd.	27,252	83,187
	Impala Platinum Holdings, Ltd.	4,526	86,478
	Imperial Holdings, Ltd.	23,311	149,349
	Investec, Ltd.	19,085	90,295
	JD Group, Ltd.	23,807	95,405
*	JSE, Ltd.	15,052	92,381
	Kumba Iron Ore, Ltd.	172	3,280
	Lewis Group, Ltd.	8,794	43,421
	Liberty Holdings, Ltd.	6,183	42,295
	Massmart Holdings, Ltd.	5,066	43,733
	Medi-Clinic Corp., Ltd.	36,714	88,710
*	Merafe Resources, Ltd.	103,969	9,617
*	Metorex, Ltd.	16,362	3,295
	Metropolitan Holdings, Ltd.	75,198	94,094
	Mondi, Ltd.	21,540	71,954
	Mr. Price Group, Ltd.	13,969	42,758
	MTN Group, Ltd.	19,519	253,419
	Murray & Roberts Holdings, Ltd.	12,739	71,101
	Mvelaphanda Group, Ltd.	84,677	46,307
	Nampak, Ltd.	24,677	36,517
	Naspers, Ltd. Series N	12,051	245,583
	Nedbank Group, Ltd.	13,763	140,373
	Network Healthcare Holdings, Ltd.	82,943	90,960
	New Clicks Holdings, Ltd.	22,044	42,508
	Northam Platinum, Ltd.	842	2,784
	Omnia Holdings, Ltd.	4,787	29,205
	Palabora Mining Co., Ltd.	1,699	12,342
	Peregrine Holdings, Ltd.	49,359	37,587
	Pick’n Pay Stores, Ltd.	14,103	50,583
	Pretoria Portland Cement Co., Ltd.	26,368	101,209
	PSG Group, Ltd.	3,003	5,601
	Rainbow Chicken, Ltd.	2,564	4,885

61

	Reunert, Ltd.	23,260	114,949
	Sanlam, Ltd.	155,692	290,582
	Santam, Ltd.	3,905	35,906
	Sappi, Ltd.	39,377	105,108
	Sappi, Ltd. Sponsored ADR	11,900	30,940
	Sasol, Ltd. Sponsored ADR	7,800	234,858
	Shoprite Holdings, Ltd.	9,883	59,209
*	Simmer & Jack Mines, Ltd.	203,666	65,478
	Standard Bank Group, Ltd.	46,029	444,742
	Steinhoff International Holdings, Ltd.	115,168	138,030
	Sun International, Ltd.	4,923	46,641
	Telkom South Africa, Ltd.	1,142	14,389
	Telkom South Africa, Ltd. Sponsored ADR	1,800	90,486
	The Spar Group, Ltd.	13,033	81,374
	Tiger Brands, Ltd.	2,791	43,357
	Tongaat-Hulett, Ltd.	4,273	37,691
	Trencor, Ltd.	19,453	39,980
	Truworths International, Ltd.	13,658	54,514
	Wilson Bayly Holme-Ovcon, Ltd.	3,714	43,524
	Woolworths Holdings, Ltd.	37,736	53,231

TOTAL — SOUTH AFRICA			7,384,377

SOUTH KOREA — (3.4%)
COMMON STOCKS — (3.4%)
	Amorepacific Corp.	70	37,371
*	Asiana Airlines, Inc.	13,650	44,157
	Bing Grae Co., Ltd.	1,160	36,426
	Busan Bank	13,950	76,517
	Cheil Industrial, Inc.	7,300	262,100
	Cheil Worldwide, Inc.	386	70,198
	Chong Kun Dang Pharmaceutical Corp.	3,530	52,977
	CJ CGV Co., Ltd.	4,090	53,561
	CJ Cheiljedang Corp.	225	27,731
	CJ Corp.	992	38,151
	Daeduck Electronics Co., Ltd.	11,360	37,292
	Daegu Bank Co., Ltd.	16,330	112,127
	Daekyo Co., Ltd.	10,840	52,981
	Daelim Industrial Co., Ltd.	4,107	199,378
	Daewoo Engineering & Construction Co., Ltd.	22,020	193,119
	Daewoo International Corp.	4,696	110,675
*	Daewoo Motor Sales Corp.	1,570	16,457
*	Daewoo Securities Co., Ltd.	14,460	236,376
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,380	95,671
*	Daewoong Pharmaceutical Co., Ltd.	536	24,518
*	Daishin Securities Co., Ltd.	8,650	120,325
	Daou Technology, Inc.	12,540	77,463
	DC Chemical Co., Ltd.	284	49,802
	Dong Bu Insurance Co., Ltd.	5,040	103,666
	Dong-A Pharmaceutical Co., Ltd.	413	29,000
	Dongkuk Steel Mill Co., Ltd.	6,070	138,244
	Doosan Construction & Engineering Co., Ltd.	7,860	46,615

62

	Doosan Corp.	264	26,349
	Doosan Heavy Industries & Construction Co., Ltd.	556	36,271
	Doosan Infracore Co., Ltd.	5,400	75,852
	E1 Corp.	357	20,822
	Fursys, Inc.	2,660	48,349
	GS Engineering & Construction Corp.	2,186	114,667
	GS Holdings Corp.	7,870	188,769
	Halla Climate Control Corp.	4,010	27,500
	Hana Financial Group, Inc.	9,750	167,934
	Hanil Cement Manufacturing Co., Ltd.	445	28,999
	Hanjin Heavy Industries & Construction Co., Ltd.	2,740	76,603
	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	1,540	23,713
	Hanjin Shipping Co., Ltd.	9,600	146,129
	Hanjin Transportation Co., Ltd.	1,120	27,921
	Hankook Tire Manufacturing Co., Ltd.	14,050	167,526
	Hanmi Pharm Co., Ltd.	281	30,044
*	Hansol Paper Co., Ltd.	2,610	19,291
	Hanwha Chemical Corp.	10,660	95,869
	Hanwha Corp.	3,830	112,621
*	Hanwha Securities Co., Ltd.	5,980	51,207
	Hite Brewery Co., Ltd.	64	9,131
	Hite Holdings Co., Ltd.	2,219	56,051
*	HMC Investment Securities Co., Ltd.	1,830	35,367
	Honam Petrochemical Corp.	2,578	153,937
	Hotel Shilla Co., Ltd.	5,490	68,049
* #	Hynix Semiconductor, Inc.	25,300	284,084
#	Hyosung T & C Co., Ltd.	3,171	197,101
*	Hyundai Auton Co., Ltd.	7,910	24,661
*	Hyundai Corp.	1,340	19,615
	Hyundai Department Store Co., Ltd.	2,353	146,094
	Hyundai Development Co.	7,517	234,093
	Hyundai Elevator Co., Ltd.	776	42,758
	Hyundai Engineering & Construction Co., Ltd.	197	9,284
	Hyundai H & S Co., Ltd.	1,160	52,359
	Hyundai Heavy Industries Co., Ltd.	347	62,214
	Hyundai Hysco	3,150	22,720
	Hyundai Marine & Fire Insurance Co., Ltd.	7,680	88,961
	Hyundai Merchant Marine Co., Ltd.	3,150	65,510
	Hyundai Mipo Dockyard Co., Ltd.	1,623	189,098
	Hyundai Mobis	1,352	103,756
#	Hyundai Motor Co., Ltd.	6,212	331,938
*	Hyundai Securities Co., Ltd.	21,890	255,405
	Hyundai Steel Co.	6,010	253,736
*	Industrial Bank of Korea	12,210	79,823
#	Jeonbuk Bank, Ltd.	11,424	52,662
	Kangwon Land, Inc.	8,480	103,285
*	KB Financial Group, Inc. ADR	13,412	427,575
	KCC Corp.	680	188,617
* #	Kia Motors Corp.	26,610	233,210
	KISCO Corp.	222	9,333
	KISWIRE, Ltd.	1,872	73,934
	Kolon Industries, Inc.	2,470	68,159

63

*	Korea Electric Power Corp. Sponsored ADR	4,700	50,196
	Korea Exchange Bank	19,130	108,991
*	Korea Express Co., Ltd.	567	45,961
	Korea Gas Corp.	1,777	59,241
*	Korea Investment Holdings Co., Ltd.	5,420	137,295
	Korea Iron & Steel Co., Ltd.	67	2,981
	Korea Komho Petrochemical Co., Ltd.	3,120	83,801
	Korea Line Corp.	1,224	72,587
*	Korea Reinsurance Co., Ltd.	9,250	85,611
	Korea Zinc Co., Ltd.	1,269	137,188
*	Korean Air Co., Ltd.	5,532	168,527
*	KP Chemical Corp.	5,660	30,962
	KT Corp. Sponsored ADR	2,700	38,664
*	KT Freetel, Ltd.	2,940	60,733
	KT&G Corp.	1,192	65,716
*	KTB Securities Co., Ltd.	8,400	34,255
	Kumho Industrial Co., Ltd.	4,330	77,971
*	Kumho Tire Co., Inc.	11,740	56,448
	Kwang Dong Pharmaceutical Co., Ltd.	15,340	40,186
*	Kyobo Securities Co., Ltd.	2,560	22,520
	LG Chemical, Ltd.	757	83,582
	LG Corp.	3,159	139,837
	LG Dacom Corp.	5,290	81,050
	LG Display Co., Ltd. ADR	14,700	180,663
	LG Electronics, Inc.	1,665	137,549
	LG Fashion Corp.	1,620	27,429
*	LG Hausys, Ltd.	102	9,143
	LG Household & Healthcare Co., Ltd.	408	56,135
	LG International Corp.	3,020	48,582
*	LG Life Sciences, Ltd.	1,620	77,885
	LG Telecom, Ltd.	16,860	118,275
	LIG Insurance Co., Ltd.	3,960	49,728
	Lotte Chilsung Beverage Co., Ltd.	133	86,045
	Lotte Confectionary Co., Ltd.	99	79,703
	Lotte Midopa Co., Ltd.	3,520	37,272
	Lotte Shopping Co., Ltd.	859	150,036
	LS Corp.	1,180	92,910
	LS Industrial Systems Co., Ltd.	780	43,997
*	LS Networks Co., Ltd.	7,200	38,390
	Macquarie Korea Infrastructure Fund	19,424	71,681
	Meritz Fire Marine Insurance Co., Ltd.	11,480	51,837
*	Meritz Securities Co., Ltd.	69,570	65,793
*	Mirae Asset Securities Co., Ltd.	1,546	89,780
	Namhae Chemical Corp.	3,350	58,916
	Namyang Dairy Products Co., Ltd.	98	39,042
	NCsoft Corp.	850	94,782
*	NH Investment & Securities Co., Ltd.	7,820	46,950
	Nong Shim Co., Ltd.	439	74,080
*	ON*Media Corp.	22,720	50,761
	ORION Corp.	486	74,262
	Ottogi Corp.	244	23,205
	Pacific Corp.	292	27,126

64

	POSCO ADR	7,044	542,177
	S1 Corp.	658	24,114
*	Saehan Industries, Inc.	10,460	85,196
	Samchully Co., Ltd.	210	21,076
	Samsung Card Co., Ltd.	2,855	85,252
	Samsung Corp.	2,378	82,005
*	Samsung Digital Imaging Co., Ltd.	683	16,290
	Samsung Electro-Mechanics Co., Ltd.	6,270	252,182
	Samsung Electronics Co., Ltd.	1,286	593,820
	Samsung Engineering Co., Ltd.	662	39,823
	Samsung Fine Chemicals Co., Ltd.	1,870	73,372
	Samsung Fire and Marine Insurance, Ltd.	299	40,797
	Samsung Heavy Industries Co., Ltd.	1,040	24,687
	Samsung SDI Co., Ltd.	5,090	365,312
* #	Samsung Securities Co., Ltd.	1,182	60,606
	Samsung Techwin Co., Ltd.	1,520	70,424
	Samyang Corp.	1,810	54,051
	Seah Besteel Corp.	1,820	23,493
* #	Seoul Securities Co., Ltd.	68,780	61,571
*	Shinhan Financial Group Co., Ltd.	2,830	70,014
	Shinhan Financial Group Co., Ltd. ADR	6,180	304,983
	Shinsegae Co., Ltd.	111	39,593
	Sindo Ricoh Co., Ltd.	590	26,213
	SK Chemicals Co., Ltd.	1,590	70,948
	SK Co., Ltd.	3,005	277,965
	SK Energy Co., Ltd.	1,412	110,698
	SK Gas Co., Ltd.	560	23,508
	SK Networks Co., Ltd.	8,560	79,314
	SK Telecom Co., Ltd.	191	27,228
	SK Telecom Co., Ltd. ADR	2,400	37,608
#	SKC Co., Ltd.	2,090	37,434
	S-Oil Corp.	843	39,344
*	Ssangyong Cement Industry Co., Ltd.	4,260	31,805
	STX Corp.	3,080	75,242
	STX Engine Co., Ltd.	2,110	51,922
	STX Offshore & Shipbuilding Co., Ltd.	4,940	83,134
*	STX Pan Ocean Co., Ltd.	10,200	91,735
*	Sunkyong Securities Co., Ltd.	15,120	33,168
	Tae Kwang Industrial Co., Ltd.	45	22,483
	Taeyoung Engineering & Construction	9,530	54,201
	Tai Han Electric Wire Co., Ltd.	3,780	75,000
*	Tong Yang Securities, Inc.	13,340	108,426
	Woongjin Coway Co., Ltd.	2,960	73,931
*	Woongjin.Com Co., Ltd.	1,870	18,540
*	Woori Investment & Securities Co., Ltd.	12,680	177,458
	Youngone Corp.	10,170	77,969
	Youngpoong Corp.	97	35,591
	Yuhan Corp.	300	46,376

TOTAL — SOUTH KOREA			16,176,193

65

SPAIN — (2.7%)
COMMON STOCKS — (2.7%)
	Abengoa SA	5,851	100,852
	Abertis Infraestructuras SA	18,024	322,611
	Acciona SA	2,265	231,572
	Acerinox SA	18,950	288,624
	Actividades de Construccion y Servicios SA	9,111	455,680
	Antena 3 de Television SA	11,791	64,104
	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	146,544	1,585,615
#	Banco de Sabadell SA	62,933	363,164
	Banco de Valencia SA	14,752	134,914
	Banco Espanol de Credito SA	8,490	88,212
	Banco Guipuzcoano SA	11,823	71,903
#	Banco Pastor SA	19,660	130,671
#	Banco Popular Espanol SA	54,160	446,385
	Banco Santander Central Hispano SA	198,448	1,908,861
	Banco Santander SA Sponsored ADR	157,920	1,444,968
	Bankinter SA	34,895	412,474
*	Baron de Ley SA	155	5,575
	Bolsas y Mercados Espanoles	8,287	231,505
	Campofrio Food Group SA	3,061	27,074
	Cementos Portland Valderrivas SA	517	15,512
	Cia Espanola de Petroleous SA	1,208	46,634
*	Cintra Concesiones de Infraestructuras de Transporte SA	10,426	56,976
	Construcciones y Auxiliar de Ferrocarriles SA	91	33,064
*	Corporacion Dermoestetica	4,933	27,815
	Duro Felguera SA	7,573	47,140
	Ebro Puleva SA	10,346	147,224
	Elecnor SA	4,850	52,355
	Enagas SA	12,546	218,123
	Faes Farma SA	15,321	74,175
	Fomento de Construcciones y Contratas SA	6,773	242,048
	Gamesa Corporacion Tecnologica SA	5,946	112,228
	Gas Natural SDG SA	16,932	268,484
	Gestevision Telecinco SA	9,193	86,671
	Grifols SA	5,464	95,881
	Grupo Catalana Occidente SA	5,209	76,801
	Grupo Empresarial Ence SA	5,055	17,617
	Grupo Ferrovial SA	10,271	297,840
	Iberdrola SA	35,047	275,989
	Iberia Lineas Aereas de Espana SA	10,239	19,114
	Indra Sistemas SA	3,869	76,522
	Industria de Diseno Textil SA	2,944	125,526
*	La Seda de Barcelona SA	20,982	10,435
*	Laboratorios Almirall SA	4,936	44,548
*	Natraceutical SA	6,210	4,498
	NH Hoteles SA	2,736	12,988
	Obrascon Huarte Lain SA	1,041	13,994
	Pescanova SA	1,111	37,485
*	Promotora de Informaciones SA	2,904	7,923
	Prosegur Cia de Seguridad SA	876	25,016
*	Realia Business SA	32,703	94,606
	Red Electrica Corporacion SA	4,437	185,700

66

	Repsol YPF SA Sponsored ADR	32,718	616,407
	Sacyr Vallehermoso SA	10,921	112,268
	Sol Melia SA	3,279	16,137
	SOS Cuetara SA	4,478	25,532
	Tecnicas Reunidas SA	769	27,116
*	Tecnocom Telecomunicaciones y Energia SA	10,169	49,929
	Telefonica SA Sponsored ADR	10,475	589,638
	Tubacex SA	15,121	42,702
	Tubos Reunidos SA	3,357	8,631
	Vidrala SA	1,196	24,572
	Viscofan SA	6,063	112,564
	Vocento SA	1,129	6,241
	Zardoya Otis SA	4,994	102,361
*	Zeltia SA	8,127	42,369
TOTAL COMMON STOCKS			12,942,163

RIGHTS/WARRANTS — (0.0%)
*	Banco de Valencia SA Rights 05/11/09	14,752	2,537

TOTAL — SPAIN			12,944,700

SWEDEN — (1.4%)
COMMON STOCKS — (1.4%)
	Aarhuskarlshamn AB	1,325	18,394
*	AF AB Series B	1,031	15,516
	Alfa Laval AB	13,757	121,859
	Assa Abloy AB Series B	9,620	113,258
	Atlas Copco AB Series A	3,600	33,466
	Atlas Copco AB Series B	4,000	33,112
	Axfood AB	2,200	45,731
	Axis Communications AB	3,800	33,115
	B&B Tools AB	1,800	16,549
*	Billerud AB	5,000	23,801
*	Biovitrum AB	5,118	41,552
	Boliden AB	9,800	61,590
	Cardo AB	1,400	30,947
	Clas Ohlson AB Series B	4,200	48,607
*	D. Carnegie & Co. AB	4,000	8,851
* #	Electrolux AB Series B	34,257	385,998
#	Elekta AB Series B	6,495	74,931
#	Eniro AB	34,819	76,608
	G & L Beijer AB Series B	1,454	30,837
	Getinge AB	5,937	68,965
	Hakon Invest AB	9,006	86,634
*	Haldex AB	3,400	18,018
	Hennes & Mauritz AB Series B	4,343	193,350
	Hexagon AB	9,900	75,444
	Hoganas AB Series B	2,100	24,399
	Holmen AB Series B	8,144	179,618
*	Husqvarna AB Series A	7,050	33,238
* #	Husqvarna AB Series B	32,989	162,184

67

	Industrial & Financial Systems AB Series B	3,666	28,738
	Intrum Justitia AB	6,567	57,070
* #	JM AB	11,904	81,566
*	Lindab International AB	1,900	16,481
	Loomis AB	1,221	10,435
*	Lundin Petroleum AB	29,877	194,284
	Meda AB Series A	20,241	134,835
	Modern Times Group AB Series B	3,199	86,542
* #	Munters AB	9,072	40,519
	NCC AB Series B	1,700	14,914
	NIBE Industrier AB	5,028	40,793
	Nobia AB	25,146	96,145
	Nordea Bank AB	145,566	1,082,770
*	Oriflame Cosmetics SA	1,675	72,244
*	Pa Resources AB	4,192	11,628
	Peab AB Series B	11,909	49,905
*	Q-Med AB	2,528	14,166
	Ratos AB	6,091	104,276
*	Rezidor Hotel Group AB	8,800	16,810
	Sandvik AB	12,296	80,754
* #	SAS AB	82,500	38,105
*	Securitas AB Series B	6,105	50,585
*	Skandinaviska Enskilda Banken AB Series A	26,589	103,222
	Skanska AB Series B	11,826	127,556
	SKF AB Series A	1,000	11,019
	SKF AB Series B	11,460	125,665
#	SSAB Svenskt Stal AB Series A	11,559	110,113
	SSAB Svenskt Stal AB Series B	3,240	29,056
	Svenska Cellulosa AB Series B	44,694	430,931
	Svenska Handelsbanken AB Series A	22,249	387,588
* #	Swedbank AB Series A	7,312	41,176
	Swedish Match AB	3,800	54,227
	Tele2 AB Series B	21,576	203,361
	Telefonaktiebolaget LM Erricson Sponsored ADR	24,700	210,691
	TeliaSonera AB	62,473	293,121
*	Trelleborg AB Series B	700	2,858
	Volvo AB Series A	16,161	105,847
#	Volvo AB Series B	46,957	306,173
	Volvo AB Sponsored ADR	1,200	7,740
TOTAL COMMON STOCKS			6,930,481

RIGHTS/WARRANTS — (0.0%)
*	Trelleborg AB Rights 05/19/09	1,400	3,690

TOTAL — SWEDEN			6,934,171

SWITZERLAND — (5.2%)
COMMON STOCKS — (5.2%)
	ABB, Ltd.	25,613	362,586
	ABB, Ltd. Sponsored ADR	43,600	619,992
	Acino Holding AG	190	28,241

68

*	Actelion, Ltd.	2,739	124,788
	Adecco SA	15,663	616,473
	Allreal Holding AG	416	43,882
*	Aryzta AG	10,223	296,092
*	Ascom Holding AG	4,227	37,252
*	Athris Holding AG	50	33,907
	Bachem Holdings AG	353	21,694
	Baloise-Holding AG	6,336	465,136
	Bank Coop AG	1,724	105,582
*	Bank Sarasin & Cie AG Series B	2,435	58,046
	Banque Cantonale de Geneve	54	9,734
	Banque Cantonale Vaudoise	336	114,658
	Banque Privee Edmond de Rothschild SA	1	22,919
	Barry Callebaut AG	178	85,351
*	Basilea Pharmaceutica AG	441	30,775
	Basler Kantonalbank	520	52,249
	Belimo Holdings AG	16	11,640
	Bell Holding AG	22	26,087
	Bellevue Group AG	634	22,445
	Berner Kantonalbank AG	416	86,617
	BKW FMB Energie AG	849	59,038
	Bobst Group AG	567	14,129
	Bucher Industries AG	542	44,166
	Burckhardt Compression Holding AG	319	41,004
	Centralschweizerische Kraftwerke AG	106	33,810
	Charles Voegele Holding AG	1,209	33,735
	Clariant AG	17,675	99,720
*	Compagnie Financiere Richemont SA Series A	25,724	460,501
	Conzzeta AG	29	35,477
	Credit Suisse Group AG	43,068	1,682,948
	Credit Suisse Group AG Sponsored ADR	28,818	1,103,153
	Daetwyler Holding AG	1,121	38,621
	Dufry Group	2,037	54,262
*	EFG International AG	7,550	91,341
	Elektrizitaets-Gesellschaft Laufenberg AG	81	72,694
	Emmi AG	291	29,094
	EMS-Chemie Holding AG	886	67,121
	Energiedienst Holding AG	756	31,323
*	Flughafen Zuerich AG	319	66,974
	Forbo Holding AG	181	30,152
	Galenica Holding AG	130	37,422
	Geberit AG	1,952	208,035
	George Fisher AG	315	52,863
	Givaudan SA	720	455,845
	Gurit Holding AG	45	18,240
	Helvetia Holding AG	327	84,768
	Holcim, Ltd.	25,193	1,277,850
	Industrieholding Cham AG	170	29,383
	Interroll-Holding SA	2	424
	Jelmoli Holding AG	250	82,540
	Julius Baer Holdings AG	10,127	332,213
*	Kardex AG	1,417	37,554

69

	Komax Holding AG	280	13,917
*	Kudelski SA	3,132	44,761
	Kuehne & Nagel International AG	3,286	246,968
	Kuoni Reisen Holding AG	295	85,233
	Lindt & Spruengli AG	5	95,662
*	Logitech International SA	10,089	134,832
	Lonza Group AG	5,284	484,744
	Luzerner Kantonalbank AG	94	20,576
*	Metall Zug AG	27	46,831
* #	Meyer Burger Technology AG	122	16,720
	Mobimo Holding AG	558	75,876
	Nestle SA	33,903	1,105,127
	Nobel Biocare Holding AG	5,337	108,801
	Novartis AG ADR	69,100	2,619,581
* #	Oerlikon Corp. AG	566	32,328
	Panalpina Welttransport Holding AG	1,540	83,888
*	Partners Group Holdings AG	339	29,620
*	Petroplus Holdings AG	3,009	51,425
	Phoenix Mecano AG	102	22,334
*	Precious Woods Holding AG	1,004	22,442
	PubliGroupe SA	194	12,166
*	Quadrant AG	272	16,641
#	Rieters Holdings AG	386	57,120
	Roche Holding AG Bearer	462	63,505
	Roche Holding AG Genusschein	9,111	1,148,935
	Romande Energie Holding SA	34	60,989
	Schindler Holding AG	1,376	71,146
	Schmolz + Bickenbach AG	1,884	36,725
	Schulthess Group AG	1,000	47,153
	Schweiter Technology AG	112	37,737
	Schweizerische National-Versicherungs-Gesellschaft	37	16,039
	SGS SA	180	201,855
	Sika AG	220	199,584
	Sonova Holding AG	1,488	98,683
*	St. Galler Kantonalbank	225	79,617
	Straumann Holding AG	472	86,312
	Sulzer AG	2,533	137,670
	Swatch Group AG	3,405	473,750
	Swatch Group AG	5,478	157,104
	Swiss Life Holding AG	3,912	302,653
	Swiss Re	24,964	592,573
	Swisscom AG	529	137,940
	Syngenta AG ADR	9,600	409,440
	Tamedia AG	237	11,134
	Tecan Group AG	810	25,728
*	Temenos Group AG	1,408	19,495
*	UBS AG	58,720	806,607
*	UBS AG ADR	128,000	1,745,920
	Valiant Holding AG	1,732	304,596
	Valora Holding AG	177	30,920
	Verwaltungs und Privat-Bank AG	523	40,987
	Von Roll Holding AG	7,586	38,579

70

	Vontobel Holdings AG	3,642	80,830
	Ypsomed Holdings AG	537	34,290
	Zehnder Holding AG	54	39,130
	Zuger Kantonalbank	15	51,230
	Zurich Financial Services AG	10,004	1,859,049

TOTAL — SWITZERLAND			24,858,044

TAIWAN — (2.5%)
COMMON STOCKS — (2.5%)
	Ability Enterprise Co., Ltd.	51,000	51,025
	Acbel Polytech, Inc.	108,000	65,967
	Acer, Inc.	31,465	60,138
	Advanced Semiconductor Engineering, Inc. ADR	26,331	79,783
	Altek Corp.	31,891	31,500
	Amtran Technology Co., Ltd.	84,000	37,941
	Asia Cement Corp.	75,160	77,388
	Asustek Computer, Inc.	117,495	155,927
	AU Optronics Corp.	126,000	134,049
	AU Optronics Corp. Sponsored ADR	11,964	129,809
	Bes Engineering Corp.	142,000	34,665
	Catcher Co., Ltd.	31,600	79,490
	Cathay Financial Holdings Co., Ltd.	38,100	42,637
	Cathay Real Estate Development Co., Ltd.	223,000	67,970
	Chang Hwa Commercial Bank	271,000	109,156
	Cheng Loong Corp.	159,000	39,028
	Cheng Shin Rubber Industry Co., Ltd.	45,000	67,671
	Cheng Uei Precision Industry Co., Ltd.	60,000	83,500
	Chi Mei Optoelectronic Corp.	317,350	157,853
*	Chia Hsin Cement Corp.	65,000	32,811
	Chicony Electronics Co., Ltd.	29,000	47,369
*	China Airlines	297,000	80,782
	China Chemical & Pharmaceutical Co.	99,000	64,563
	China Development Financial Holding Corp.	731,650	186,580
*	China Life Insurance Co., Ltd.	94,000	40,055
	China Man-Made Fiber Co., Ltd.	290,000	49,182
	China Metal Products Co., Ltd.	70,000	55,608
	China Motor Co., Ltd.	59,000	25,055
*	China Petrochemical Development Corp.	248,380	57,380
	China Steel Corp.	24,720	19,126
	China Synthetic Rubber Corp.	42,000	41,529
	Chinatrust Financial Holdings Co., Ltd.	324,571	148,354
	Chin-Poon Industrial Co., Ltd.	126,000	55,845
	Chung Hsin Electric & Machinery Co., Ltd.	81,000	40,740
	Chung Hung Steel Corp.	32,477	10,476
	Chungwa Picture Tubes Co., Ltd.	1,039,000	173,097
	Clevo Co.	40,000	45,814
*	CMC Magnetics Corp.	460,000	97,657
	Compal Communications, Inc.	38,000	29,312
	Compal Electronics, Inc.	146,730	124,433
	Compeq Manufacturing Co., Ltd.	112,000	28,656
	Continental Engineering Corp.	124,000	37,907

71

	CTCI Corp.	37,444	27,644
	Cybertan Technology, Inc.	42,000	46,647
	Delta Electronics Industrial Co., Ltd.	16,000	34,926
	Depo Auto Parts Industrial Co., Ltd.	32,000	56,095
	D-Link Corp.	42,160	30,447
	E.Sun Financial Holding Co., Ltd.	348,880	93,801
	Elitegroup Computer Systems Co., Ltd.	205,000	66,441
	Epistar Corp.	85,169	167,638
	Eternal Chemical Co., Ltd.	104,300	74,942
*	Eva Airways Corp.	290,000	81,864
	Evergreen International Storage & Transport Corp.	56,000	37,930
	Evergreen Marine Corp., Ltd.	94,000	46,852
	Everlight Electronics Co., Ltd.	18,000	37,992
	Far East Textile, Ltd.	80,260	74,879
	Far Eastern Department Stores, Ltd.	110,650	69,017
*	Far Eastern International Bank	281,000	55,369
	Federal Corp.	123,000	45,656
	Feng Hsin Iron & Steel Co., Ltd.	23,000	28,222
	First Financial Holding Co., Ltd.	149,636	79,037
	First Steamship Co., Ltd.	40,000	50,488
	Formosa Chemicals & Fiber Co., Ltd.	68,000	108,066
	Formosa Plastics Corp.	49,000	86,334
	Formosa Taffeta Co., Ltd.	137,000	88,049
	Formosan Rubber Group, Inc.	117,000	55,477
	Foxconn Technology Co., Ltd.	4,400	12,099
	Fubon Financial Holding Co., Ltd.	100,000	77,512
	Giant Manufacture Co., Ltd.	15,000	35,452
	Giga-Byte Technology Co., Ltd.	53,000	36,886
	Gold Circuit Electronics, Ltd.	69,000	21,774
	Goldsun Development & Construction Co., Ltd.	43,000	16,716
	Great Wall Enterprise Co., Ltd.	36,000	37,417
	Greatek Co., Ltd.	90,020	73,289
	Hey Song Corp.	82,000	32,776
	Highwealth Construction Corp.	33,604	26,629
	Hon Hai Precision Industry Co., Ltd.	19,550	56,442
	Hotai Motor Co., Ltd.	15,000	25,994
	HTC Corp.	3,000	40,625
	Hua Nan Financial Holding Co., Ltd.	77,520	43,956
	Hung Poo Construction Corp.	67,000	62,049
	Hung Sheng Construction Co., Ltd.	125,000	39,177
	Ichia Technologies, Inc.	63,000	24,917
	Infortrend Technology, Inc.	58,000	67,575
	Innolux Display Corp.	149,600	164,977
	Inventec Corp.	200,400	100,252
*	Kenda Rubber Industrial Co., Ltd.	98,000	82,558
	King Yuan Electronics Co., Ltd.	218,000	65,313
*	King’s Town Bank	212,000	46,631
	Kinpo Electronics, Inc.	72,000	18,042
	Kinsus Interconnect Technology Corp.	53,000	95,661
	Knowledge-Yield-Excellence Systems Corp.	61,000	48,017
	Kuoyang Construction Co., Ltd.	65,000	20,993
	Lee Chang Yung Chemical Industry Corp.	44,000	38,213

72

	Lien Hwa Industrial Corp.	53,549	22,879
	Lite-On Technology Corp.	156,315	125,099
	Macronix International Co., Ltd.	391,039	162,785
	Media Tek, Inc.	7,020	73,008
	Mega Financial Holding Co., Ltd.	404,000	163,303
	Merry Electronics Co., Ltd.	34,000	33,367
	Microelectronics Technology, Inc.	132,000	59,479
	Micro-Star International Co., Ltd.	108,000	66,229
	Mitac International Corp.	169,039	78,129
	Mitac Technology Corp.	95,000	50,652
	Nan Ya Plastic Corp.	44,000	58,217
*	Nan Ya Printed Circuit Board Corp.	9,000	25,175
	Nankang Rubber Tire Co., Ltd.	39,000	28,493
*	Nanya Technology Co., Ltd.	342,000	76,718
	National Petroleum Co., Ltd.	67,000	52,094
	Nien Hsing Textile Co., Ltd.	89,000	31,753
	Opto Tech Corp.	92,000	49,583
	Oriental Union Chemical Corp.	36,720	19,682
	Pan-International Industrial Corp.	50,700	53,220
	Phoenix Precision Technology Corp.	77,000	25,330
	Pou Chen Corp.	196,999	116,942
	President Chain Store Corp.	13,000	31,302
	Prince Housing & Development Corp.	26,780	7,255
	Qisda Corp.	102,760	36,303
	Quanta Computer, Inc.	25,750	38,338
	Radium Life Tech Corp.	135,000	59,235
	Realtek Semiconductor Corp.	48,160	77,887
*	Ritek Corp.	297,000	62,516
	Ruentex Development Co., Ltd.	24,000	16,914
	Ruentex Industries, Ltd.	49,000	40,807
	Sanyang Industrial Co., Ltd.	215,000	62,128
	Shihlin Electric & Engineering Corp.	25,000	24,985
	Shin Kong Financial Holding Co., Ltd.	530,849	171,404
	Shinkong Synthetic Fibers Co., Ltd.	200,000	37,669
*	Silicon Integrated Systems Corp.	317,000	89,000
	Siliconware Precision Industries Co., Ltd.	32,000	41,507
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	2,626	19,616
	Sincere Navigation Corp.	41,125	38,783
	Sinkong Spinning Co., Ltd.	70,000	40,457
	SinoPac Holdings Co., Ltd.	818,000	214,693
	Sunplus Technology Co., Ltd.	27,299	13,634
	Sunrex Technology Corp.	80,000	65,324
	Synnex Technology International Corp.	49,000	71,092
	Ta Chen Stainless Pipe Co., Ltd.	108,000	56,843
*	Ta Chong Bank, Ltd.	139,000	20,501
	Taichung Commercial Bank	69,000	15,746
	Tainan Spinning Co., Ltd.	140,000	33,543
	Taishin Financial Holdings Co., Ltd.	479,000	107,984
*	Taiwan Business Bank	338,000	76,366
	Taiwan Cement Corp.	170,400	162,798
	Taiwan Cooperative Bank	245,300	132,660
	Taiwan Fertilizer Co., Ltd.	61,000	139,988

73

	Taiwan Glass Industrial Corp.	87,960	62,696
	Taiwan Hon Chuan Enterprise Co., Ltd.	28,000	40,822
	Taiwan Life Insurance Co., Ltd.	30,144	15,820
	Taiwan Mask Corp.	127,000	45,017
	Taiwan Navigation Co., Ltd.	13,000	21,161
	Taiwan Secom Co., Ltd.	22,000	33,168
	Taiwan Semiconductor Manufacturing Co., Ltd.	74,095	125,387
	Taiwan Sogo Shinkong Security Co., Ltd.	52,000	26,789
	Taiwan Styrene Monomer Corp.	186,000	71,505
*	Taiwan Tea Corp.	108,000	45,982
*	Tatung Co., Ltd.	400,000	106,730
	Teco Electric & Machinery Co., Ltd.	274,000	108,389
	Test-Rite International Co., Ltd.	95,000	47,778
	The Ambassador Hotel	22,000	25,022
	Ton Yi Industrial Corp.	79,000	29,765
	Transcend Information, Inc.	30,000	82,145
	TSRC Corp.	35,000	40,073
	Tung Ho Steel Enterprise Corp.	46,000	39,619
	U-Ming Marine Transport Corp.	10,000	18,034
*	Union Bank of Taiwan	294,000	54,825
	Uni-President Enterprises Corp.	78,850	79,178
	Unitech Printed Circuit Board Corp.	71,000	25,191
	United Microelectronics Corp.	533,530	201,516
*	Universal Cement Corp.	84,000	34,627
	Universal Scientific Industrial Co., Ltd.	176,000	56,289
	UPC Technology Corp.	146,000	51,796
	USI Corp.	132,000	48,472
*	Via Technologies, Inc.	19,000	10,344
	Walsin Lihwa Corp.	338,000	86,815
	Wan Hai Lines Co., Ltd.	26,150	11,971
	Waterland Financial Holdings	324,990	78,622
*	Wei Chuan Food Corp.	71,000	57,876
*	Winbond Electronics Corp.	161,000	28,956
	Wintek Corp.	183,000	84,145
	Wistron Corp.	58,228	73,647
	Wistron NeWeb Corp.	62,000	62,730
	Yageo Corp.	193,000	43,799
	Yang Ming Marine Transport Corp.	117,599	41,515
	Yieh Phui Enterprise Co., Ltd.	175,200	56,720
	Yosun Industrial Corp.	39,000	25,149
	Yuanta Financial Holding Co., Ltd.	101,000	59,068
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	151,980	49,266
	Yulon Motor Co., Ltd.	115,223	73,350
*	Yulon Nissan Motor Co., Ltd.	18,000	17,215
	Yung Tay Engineering Co., Ltd.	104,000	54,238
	Zyxel Communication Corp.	62,000	35,112

TOTAL — TAIWAN			11,821,332

THAILAND — (0.3%)
COMMON STOCKS — (0.3%)
	Advance Info Service PCL (Foreign)	16,300	36,725

74

	Bangkok Bank PCL (Foreign)	13,900	33,780
	Bangkok Bank PCL (Foreign) NVDR	20,200	48,661
	Bangkok Expressway PCL (Foreign)	112,000	49,199
	Bank of Ayudhya PCL (Foreign) NVDR	70,100	22,648
	Banpu Coal, Ltd.	8,800	70,829
	Banpu PCL (Foreign)	400	3,231
	Big C Supercenter PCL (Foreign)	46,100	54,547
	Charoen Pokphand Foods PCL (Foreign)	340,100	32,000
	Delta Electronics (Thailand) PCL (Foreign)	86,000	29,004
	Electricity Generating PCL (Foreign)	22,000	42,553
	Glow Energy PCL (Foreign)	61,900	41,577
	Hana Microelectronics PCL (Foreign)	139,200	47,735
*	Italian-Thai Development PCL (Foreign) NVDR	621,100	44,358
	Kasikornbank PCL (Foreign)	10,200	16,188
	Kasikornbank PCL (Foreign) NVDR	28,100	41,810
	Krung Thai Bank PCL (Foreign)	179,200	26,917
	Precious Shipping PCL	165,000	59,388
	PTT Chemical PCL (Foreign)	66,400	79,036
	PTT Exploration & Production PCL (Foreign)	11,700	34,319
	PTT PCL (Foreign)	7,900	42,427
	Ratchaburi Electricity Generating Holding PCL (Foreign)	39,100	42,109
	Siam City Bank PCL (Foreign)	100,800	28,425
	Siam City Cement PCL (Foreign)	13,200	53,683
	Siam Commercial Bank PCL (Foreign)	15,700	26,808
	Tata Steel (Thailand) PCL (Foreign)	1,030,600	31,544
	Thai Oil PCL (Foreign)	81,600	74,581
	Thai Union Frozen Products PCL (Foreign)	76,000	47,386
	The Siam Cement PCL (Foreign) NVDR	10,400	35,664
	Thoresen Thai Agencies PCL (Foreign)	91,190	42,384
*	TMB Bank PCL (Foreign)	1,311,300	20,811

TOTAL — THAILAND			1,260,327

TURKEY — (0.3%)
COMMON STOCKS — (0.3%)
	Akbank T.A.S.	27,466	106,095
*	Akenerji Elektrik Uretim A.S.	9,244	47,674
	Aksigorta A.S.	34,947	70,166
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	606	4,287
	Arcelik A.S	19,014	31,896
*	Asya Katilim Bankasi A.S.	15,598	14,895
	Aygaz A.S.	35,134	51,913
	BIM BirlesikMagazalar A.S.	1,055	28,818
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,287	19,297
*	Cimsa Cimento Sanayi ve Ticaret A.S.	13,328	34,169
*	Dogan Sirketler Grubu Holding A.S.	63,211	25,374
	Dogus Otomotiv Servis ve Ticaret A.S.	11,261	19,090
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	74,964	56,629
	Enka Insaat ve Sanayi A.S.	709	3,017
	Eregli Demir ve Celik Fabrikalari Turk A.S.	36,268	87,993
	Ford Otomotiv Sanayi A.S.	19,042	63,706

75

*	Koc Holding A.S. Series B	39,391	71,896
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	52,992	52,943
*	Sekerbank T.A.S.	18,468	17,719
*	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	59,680	67,188
*	TAV Havalimanlari Holding A.S.	6,596	13,903
*	TAV Havalimanlari Holding A.S.	3,298	6,636
	Tupras-Turkiye Petrol Rafinerileri A.S.	7,892	79,083
	Turcas Petrol A.S.	24,681	49,435
*	Turk Ekonomi Bankasi A.S.	54,324	31,558
*	Turk Hava Yollari Anonim Ortakligi A.S.	7,280	35,636
*	Turk Sise ve Cam Fabrikalari A.S.	34,650	27,038
	Turkcell Iletisim Hizmetleri A.S.	1,136	5,805
	Turkcell Iletisim Hizmetleri A.S. ADR	3,200	40,640
*	Turkiye Garanti Bankasi A.S.	61,127	128,158
*	Turkiye Halk Bankasi A.S.	17,538	61,364
	Turkiye Is Bankasi A.S.	16,132	46,574
*	Turkiye Sinai Kalkinma Bankasi A.S.	73,535	42,695
	Turkiye Vakiflar Bankasi T.A.O.	79,200	89,673
*	Yapi ve Kredi Bankasi A.S.	20,374	27,507

TOTAL — TURKEY			1,560,470

UNITED KINGDOM — (14.2%)
COMMON STOCKS — (14.2%)
	Aberdeen Asset Management P.L.C.	110,232	213,768
	Admiral Group P.L.C.	7,927	106,008
	Aegis Group P.L.C.	130,851	175,176
	Aggreko P.L.C.	8,159	69,197
	Amec P.L.C.	42,824	389,823
	Amlin P.L.C.	57,194	302,671
	Anglo American P.L.C.	56,579	1,217,485
	Anglo Pacific Group P.L.C.	10,303	20,455
	Anite P.L.C.	12,317	5,205
*	Antisoma P.L.C.	130,297	52,392
	Antofagasta P.L.C.	57,429	492,858
	Arena Leisure P.L.C.	29,322	7,767
	ARM Holdings P.L.C.	87,084	152,950
	ARM Holdings P.L.C. Sponsored ADR	10,000	53,100
	Arriva P.L.C.	25,240	172,310
	Ashmore Group P.L.C.	27,484	91,313
	Ashtead Group P.L.C.	100,012	92,564
	Associated British Foods P.L.C.	30,254	319,382
	Assura Group, Ltd.	5,348	2,587
	AstraZeneca P.L.C. Sponsored ADR	12,300	430,131
	Atkins WS P.L.C.	9,317	84,041
*	Autonomy Corp. P.L.C.	9,282	194,729
	Aveva Group P.L.C.	1,771	14,736
	Aviva P.L.C.	240,528	1,107,401
*	Axis-Shield P.L.C.	9,938	42,845
	Babcock International Group P.L.C.	31,122	199,647
	BAE Systems P.L.C.	179,902	946,331

76

	Balfour Beatty P.L.C.	32,753	161,739
	Barclays P.L.C. Sponsored ADR	11,067	177,183
	Barr (A.G.) P.L.C.	923	17,713
	BBA Aviation P.L.C.	55,478	85,857
	Beazley Group P.L.C.	57,370	85,413
	Bellway P.L.C.	17,958	189,193
	BG Group P.L.C.	34,380	548,976
	BG Group P.L.C. Sponsored ADR	400	31,728
	BHP Billiton P.L.C.	11,281	234,137
	BHP Billiton P.L.C. ADR	6,800	284,512
	Bodycote P.L.C.	34,225	72,116
	Bovis Homes Group P.L.C.	8,863	60,023
	BP P.L.C.	1,306	9,229
	BP P.L.C. Sponsored ADR	96,420	4,093,993
	Brammer P.L.C.	4,486	7,462
	Brewin Dolphin Holdings P.L.C.	10,185	17,663
	Brit Insurance Holdings P.L.C.	39,724	107,904
	British Airways P.L.C.	46,446	100,574
	British American Tobacco P.L.C.	12,488	301,171
	British American Tobacco P.L.C. Sponsored ADR	1,800	87,516
	British Sky Broadcasting Group P.L.C. Sponsored ADR	4,853	138,068
	Britvic P.L.C.	9,086	34,976
	BSS Group P.L.C.	19,643	92,293
	BT Group P.L.C. Sponsored ADR	15,400	211,442
*	BTG P.L.C.	12,819	27,527
	Bunzl P.L.C.	13,833	111,537
	Burberry Group P.L.C.	53,441	318,098
	Cable and Wireless P.L.C.	207,835	457,697
	Cadbury P.L.C.	3,371	25,206
	Cadbury P.L.C. Sponsored ADR	8,700	261,783
*	Cairn Energy P.L.C.	9,528	298,731
	Camellia P.L.C.	488	43,359
	Capita Group P.L.C.	16,762	169,006
	Care UK P.L.C.	10,726	44,842
	Carillion P.L.C.	63,128	246,558
	Carnival P.L.C.	15,763	433,159
	Carnival P.L.C. ADR	2,344	64,085
	Carphone Warehouse Group P.L.C.	79,276	173,609
	Castings P.L.C.	1,976	4,375
	Catlin Group, Ltd.	58,781	304,187
	Centrica P.L.C.	91,334	305,363
	Charter International P.L.C.	20,786	171,020
	Chemring Group P.L.C.	2,135	66,235
	Chesnara P.L.C.	16,414	32,452
	Chloride Group P.L.C.	19,026	45,808
	Close Brothers Group P.L.C.	16,392	151,480
	Cobham P.L.C.	81,906	212,190
*	COLT Telecom Group SA	50,348	70,092
	Compass Group P.L.C.	53,254	253,222
	Computacenter P.L.C.	32,550	72,551
	Connaught P.L.C.	12,993	68,331
	Consort Medical P.L.C.	2,001	11,524

77

	Cookson Group P.L.C.	32,380	9,368
	Cranswick P.L.C.	7,431	66,423
	Croda International P.L.C.	10,466	83,501
*	CSR P.L.C.	24,402	93,949
	Daily Mail & General Trust P.L.C. Series A	31,357	152,247
	Dairy Crest Group P.L.C.	14,233	65,144
*	Dana Petroleum P.L.C.	12,950	239,426
	Davis Service Group P.L.C.	17,829	68,780
	De la Rue P.L.C.	17,287	245,034
	Debenhams P.L.C.	129,733	174,510
	Delta P.L.C.	39,438	67,315
	Development Securities P.L.C.	9,394	37,367
	Devro P.L.C.	9,992	13,565
	Diageo P.L.C.	11,221	133,864
	Diageo P.L.C. Sponsored ADR	2,500	119,625
	Dicom Group P.L.C.	7,332	13,512
	Dignity P.L.C.	3,057	23,692
	Dimension Data Holdings P.L.C.	198,896	149,323
	Diploma P.L.C.	14,328	23,203
	Domino Printing Sciences P.L.C.	20,220	73,681
	Drax Group P.L.C.	15,476	117,360
	DS Smith P.L.C.	59,889	68,332
	DSG International P.L.C.	184,872	117,117
	E2V Technologies P.L.C.	2,650	4,200
*	easyJet P.L.C.	25,904	120,423
	Electrocomponents P.L.C.	60,447	140,648
	Elementis P.L.C.	33,086	12,639
*	Emerald Energy P.L.C.	7,877	56,269
	Enterprise Inns P.L.C.	9,668	23,263
	Euromoney Institutional Investor P.L.C.	11,249	41,779
	Evolution Group P.L.C.	21,433	37,798
	Experian P.L.C.	50,340	331,472
	F&C Asset Management P.L.C.	3,888	4,451
	Fenner P.L.C.	38,414	48,332
	Fidessa Group P.L.C.	2,349	38,141
	Filtrona P.L.C.	29,346	51,622
	Firstgroup P.L.C.	36,604	179,077
	Forth Ports P.L.C.	3,947	56,884
	Friends Provident P.L.C.	381,392	358,867
	G4S P.L.C.	92,091	255,362
	Galliford Try P.L.C.	34,352	27,479
	Game Group P.L.C.	50,133	145,830
*	Gem Diamonds, Ltd.	9,482	17,445
	Genus P.L.C.	7,062	63,123
	GKN P.L.C.	71,998	126,585
	GlaxoSmithKline P.L.C. Sponsored ADR	22,100	679,796
	Greene King P.L.C.	1,203	11,042
	Greggs P.L.C.	533	27,152
	Halfords Group P.L.C.	9,570	46,842
	Halma P.L.C.	31,900	83,690
	Hampson Industries P.L.C.	11,706	17,063
	Hansard Global P.L.C.	17,609	40,821

78

*	Hardy Oil & Gas P.L.C.	6,768	23,830
	Hardy Underwriting Group P.L.C.	1,763	7,601
	Hargreaves Lansdown P.L.C.	12,626	40,905
	Hays P.L.C.	65,299	86,681
	Helical Bar P.L.C.	6,415	32,126
	Helphire P.L.C.	33,566	18,618
*	Henderson Group P.L.C.	113,395	146,568
*	Heritage Oil, Ltd.	15,730	88,674
	Hikma Pharmaceuticals P.L.C.	18,463	105,921
	Hill & Smith Holdings P.L.C.	6,525	21,735
	Hiscox, Ltd.	55,639	275,444
	HMV Group P.L.C.	15,392	32,331
	Hochschild Mining P.L.C.	26,850	88,356
	Holidaybreak P.L.C.	14,216	52,715
	Home Retail Group P.L.C.	49,224	181,133
	Homeserve P.L.C.	3,407	61,664
	HSBC Holdings P.L.C.	675	4,800
	HSBC Holdings P.L.C. Sponsored ADR	102,566	3,651,350
	Hunting P.L.C.	12,524	85,505
	ICAP P.L.C.	31,547	172,448
	IG Group Holdings P.L.C.	17,063	55,196
*	Imagination Technologies Group P.L.C.	28,730	42,393
	IMI P.L.C.	39,971	209,562
	Imperial Tobacco Group P.L.C.	26,291	599,862
	Imperial Tobacco Group P.L.C. ADR	1,300	59,085
	Inchcape P.L.C.	46,290	10,738
	Informa P.L.C.	51,678	225,870
	Inmarsat P.L.C.	18,008	128,389
	Intercontinental Hotels Group P.L.C. ADR	14,100	133,527
	Intermediate Capital Group P.L.C.	12,030	85,862
	International Personal Finance P.L.C.	39,827	85,400
	International Power P.L.C.	224,670	821,053
	Interserve P.L.C.	16,718	50,429
	Intertek Group P.L.C.	6,743	101,099
*	Invensys P.L.C.	49,272	143,894
	Investec P.L.C.	69,938	334,995
*	IP Group P.L.C.	40,893	27,892
	ITV P.L.C.	561,928	263,842
	James Fisher & Sons P.L.C.	7,969	52,412
	Jardine Lloyd Thompson Group P.L.C.	12,197	79,418
	JJB Sports P.L.C.	17,573	6,484
	JKX Oil and Gas P.L.C.	5,891	17,650
	John Wood Group P.L.C.	60,249	210,875
	Johnson Matthey P.L.C.	23,601	416,762
	Kazakhmys P.L.C.	23,235	180,512
	Kcom Group P.L.C.	56,484	22,478
	Keller Group P.L.C.	8,282	72,469
	Kesa Electricals P.L.C.	55,581	108,352
	Kier Group P.L.C.	5,521	79,802
	Kingfisher P.L.C.	390,107	1,061,958
	Ladbrokes P.L.C.	52,143	180,117
	Laird P.L.C.	3,587	8,188

79

	Laura Ashley Holdings P.L.C.	51,893	11,227
	Lavendon Group P.L.C.	16,852	38,499
	Legal and General Group P.L.C.	663,529	564,689
	Lloyds Banking Group P.L.C. Sponsored ADR	4,800	30,768
	Logica P.L.C.	173,998	196,287
	London Stock Exchange Group P.L.C.	21,928	240,311
	Lonmin P.L.C.	14,902	312,918
	Low & Bonar P.L.C.	44,867	17,781
	Man Group P.L.C.	244,093	902,233
	Marks & Spencer Group P.L.C.	79,084	391,803
	Marshalls P.L.C.	34,860	57,432
	Marston’s P.L.C.	2,435	6,128
	Mcbride P.L.C.	20,518	38,239
	Meggitt P.L.C.	118,866	315,003
	Melrose P.L.C.	49,820	68,716
	Melrose Resources P.L.C.	2,371	9,568
	Michael Page International P.L.C.	20,330	82,465
	Millennium and Copthorne Hotels P.L.C.	13,965	45,330
	Misys P.L.C.	21,586	44,057
	Mitchells & Butlers P.L.C.	2,195	9,005
	Mitie Group P.L.C.	38,494	118,552
	Mondi P.L.C.	67,421	174,834
	Morgan Crucible Co. P.L.C.	34,128	56,795
	Morgan Sindall P.L.C.	6,889	62,150
	Mothercare P.L.C.	14,465	81,591
	Mouchel Group P.L.C.	5,749	21,769
	N Brown Group P.L.C.	11,991	41,522
	National Express Group P.L.C.	12,869	49,502
	National Grid P.L.C.	3,156	26,222
	National Grid P.L.C. Sponsored ADR	10,000	416,500
	Next P.L.C.	12,985	310,580
	Northern Foods P.L.C.	36,911	33,613
	Northgate P.L.C.	16,498	35,571
	Northumbrian Water Group P.L.C.	37,026	121,647
	Novae Group P.L.C.	11,261	59,907
	Old Mutual P.L.C.	552,667	550,623
	Oxford Instruments P.L.C.	5,840	13,693
	PayPoint P.L.C.	4,568	31,747
	Pearson P.L.C.	3,121	32,205
	Pearson P.L.C. Sponsored ADR	59,132	612,608
	Pendragon P.L.C.	44,774	9,236
	Pennon Group P.L.C.	22,477	146,993
	Persimmon P.L.C.	49,363	275,333
*	Peter Hambro Mining P.L.C.	4,472	41,732
	Petrofac, Ltd.	18,548	156,464
	Premier Farnell P.L.C.	12,415	28,105
	Premier Foods P.L.C.	278,372	147,297
*	Premier Oil P.L.C.	8,734	133,818
	Provident Financial P.L.C.	7,074	88,093
	Prudential P.L.C.	133,912	769,684
	Prudential P.L.C. ADR	24,590	281,310
	Punch Taverns P.L.C.	8,432	19,132

80

	PV Crystalox Solar P.L.C.	37,163	61,727
	PZ Cussons P.L.C.	13,160	30,939
	Qinetiq P.L.C.	90,494	176,751
	Quintain Estates & Development P.L.C.	3,540	1,940
*	Rank Group P.L.C.	26,746	26,271
	Rathbone Brothers P.L.C.	5,677	66,439
	Reckitt Benckiser Group P.L.C.	10,751	422,033
*	Redrow P.L.C.	7,711	22,711
	Reed Elsevier P.L.C. ADR	5,600	165,760
	Regus P.L.C.	82,044	92,895
	Renishaw P.L.C.	5,546	31,737
	Rensburg Sheppards P.L.C.	2,793	19,935
	Rentokil Initial P.L.C.	186,918	180,324
	Restaurant Group P.L.C.	12,241	28,833
	Rexam P.L.C.	51,755	239,732
	Rightmove P.L.C.	14,038	66,993
	Rio Tinto P.L.C.	9,167	372,468
	Rio Tinto P.L.C. Sponsored ADR	900	146,655
	RM P.L.C.	12,287	26,508
	Robert Walters P.L.C.	18,804	32,264
	Robert Wiseman Dairies P.L.C.	97	496
	ROK P.L.C.	19,702	15,945
*	Rolls-Royce Group P.L.C. (3283648)	34,964	173,330
*	Rolls-Royce Group P.L.C. (B526QW4)	2,999,911	4,438
	Rotork P.L.C.	4,228	50,568
	Royal Dutch Shell P.L.C. ADR	104,143	4,738,507
	Royal Dutch Shell P.L.C. Series B	1,788	40,464
	RPC Group P.L.C.	22,388	49,221
	RPS Group P.L.C.	25,621	71,455
	RSA Insurance Group P.L.C.	258,352	497,037
	SABmiller P.L.C.	59,548	998,500
	Sage Group P.L.C.	126,104	343,405
	Sainsbury (J.) P.L.C.	98,883	479,190
*	Salamander Energy P.L.C.	28,060	70,115
	Savills P.L.C.	10,559	43,699
	Schroders P.L.C.	18,321	221,891
	Schroders P.L.C. Non-Voting	9,829	100,420
	Scottish & Southern Energy P.L.C.	16,439	267,897
*	SDL P.L.C.	1,830	8,828
	Senior P.L.C.	81,796	42,391
	Serco Group P.L.C.	19,665	106,096
	Severfield-Rowen P.L.C.	871	2,834
	Severn Trent P.L.C.	13,573	208,836
	Shanks Group P.L.C.	31,414	45,240
	Shire P.L.C. ADR	3,900	145,353
	SIG P.L.C.	47,787	112,348
	Signet Jewelers, Ltd. ADR	2,350	37,295
	Smith & Nephew P.L.C. Sponsored ADR	6,000	210,300
	Smiths Group P.L.C.	16,965	182,310
	Smiths News P.L.C.	40,578	59,895
*	Soco International P.L.C.	7,498	136,387
	Southern Cross Healthcare, Ltd.	27,892	41,888

81

	Spectris P.L.C.	9,700	84,173
	Speedy Hire P.L.C.	541	1,901
	Spirax-Sarco Engineering P.L.C.	8,485	106,905
	Spirent Communications P.L.C.	84,310	70,036
	Sports Direct International P.L.C.	22,380	22,648
	SSL International P.L.C.	16,689	117,006
	St. Jame’s Place P.L.C.	24,067	59,696
	St. Modwen Properties P.L.C.	24,250	62,119
	Stagecoach Group P.L.C.	45,063	86,715
	Standard Chartered P.L.C.	138,929	2,149,137
	Standard Life P.L.C.	197,096	548,004
	Sthree P.L.C.	10,289	34,810
	Tate & Lyle P.L.C.	66,559	269,772
	Tesco P.L.C.	123,631	612,570
*	The Berkeley Group Holdings P.L.C.	13,099	188,374
	The Weir Group P.L.C.	26,702	189,424
	Thomas Cook Group P.L.C.	66,598	257,084
	Thomson Reuters P.L.C.	7,320	188,281
	Thomson Reuters P.L.C. ADR	1,295	200,272
	Thorntons P.L.C.	16,501	22,505
	Tomkins P.L.C.	42,408	108,266
	Tomkins P.L.C. Sponsored ADR	23,775	241,079
	Travis Perkins P.L.C.	13,895	143,508
	Trinity Mirror P.L.C.	26,608	20,938
	TUI Travel P.L.C.	35,287	131,528
	Tullett Prebon P.L.C.	40,442	158,587
	Tullow Oil P.L.C.	20,507	242,083
*	UK Coal P.L.C.	2,544	4,484
	Ultra Electronics Holdings P.L.C.	4,118	72,202
	Umeco P.L.C.	2,569	6,018
	Unilever P.L.C.	294	5,725
	Unilever P.L.C. Sponsored ADR	10,600	206,276
	United Business Media P.L.C.	18,331	124,142
	United Utilities Group P.L.C.	38,902	290,923
	United Utilities Group P.L.C. ADR	154	2,302
*	Vectura Group P.L.C.	30,168	31,638
	Vedanta Resources P.L.C.	15,277	238,962
	Venture Production P.L.C.	4,784	56,422
	Victrex P.L.C.	5,665	44,765
	Vodafone Group P.L.C.	13,189	24,241
	Vodafone Group P.L.C. Sponsored ADR	192,899	3,539,697
	VT Group P.L.C.	21,524	146,474
	Wellstream Holdings P.L.C.	1,970	14,974
	WH Smith P.LC.	13,058	80,477
	Whitbread P.L.C.	25,690	355,355
	William Hill P.L.C.	63,192	202,908
	William Morrison Supermarkets P.L.C.	174,580	632,384
	Wincanton P.L.C.	4,479	10,522
*	Wolfson Microelectronics P.L.C.	35,460	63,465
*	Wolseley P.L.C.	11,206	200,978
*	Wolseley P.L.C. ADR	1,000	3,760
*	WPP P.L.C.	641	4,386

82

*	WPP P.L.C. Sponsored ADR	6,000	204,720
	WSP Group P.L.C.	5,033	20,159
	Xchanging P.L.C.	30,971	84,511
	Xstrata P.L.C.	25,820	227,633
	Yell Group P.L.C.	29,995	17,472
	Yule Catto & Co. P.L.C.	26,581	24,609
	TOTAL COMMON STOCKS		68,121,969

	RIGHTS/WARRANTS — (0.0%)
*	Premier Oil P.L.C. Rights 05/06/09	3,881	31,979

	TOTAL — UNITED KINGDOM		68,153,948

		Face
		Amount	Value†
		(000)
	TEMPORARY CASH INVESTMENTS — (0.6%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $3,965,000 FHLMC 6.040%(r), 11/01/36, valued at $2,820,180) to be repurchased at $2,778,015	$2,778	2,778,000

		Shares
	SECURITIES LENDING COLLATERAL — (5.9%)
§ @	DFA Short Term Investment Fund LP	25,628,489	25,628,489

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,658,109) to be repurchased at $2,606,001	$2,606	2,605,989
	TOTAL SECURITIES LENDING COLLATERAL		28,234,478

	TOTAL INVESTMENTS - (100.0%)
	(Cost $534,177,824)		$480,135,868

See accompanying Notes to Financial Statements.

83

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (15.3%)
COMMON STOCKS — (15.3%)
#	Abacus Property Group	7,136,262	$1,625,147
#	Ale Property Group	319,748	528,575
*	APN European Retail Property Group	1,407,977	41,805
#	Aspen Group	1,802,646	509,174
	Australian Education Trust	280,584	51,157
	Babcock & Brown Japan Property Trust	2,188,340	500,971
	Bunnings Warehouse Property Trust	1,141,393	1,463,762
#	Centro Retail Group	1,279,261	40,538
#	CFS Retail Property Trust	8,953,050	10,704,288
	Challenger Diversified Property Group	1,301,874	380,902
	Challenger Wine Trust	24,925	4,334
	Commonwealth Property Office Fund	8,329,358	4,926,967
	Dexus Property Group	21,038,811	11,126,464
	Galileo Japan Trust	1,357,585	53,076
	Goodman Group	7,957,303	2,129,843
	GPT Group	19,009,335	6,474,736
#	ING Industrial Fund	4,308,310	529,064
	ING Office Fund	6,159,621	1,946,253
#	ING Real Estate Community Living Group	1,520,223	61,817
	ING Real Estate Entertainment Fund	569,508	65,982
	Macquarie Country Wide Trust	6,416,906	1,458,766
	Macquarie DDR Trust	3,374,461	131,758
	Macquarie Leisure Trust Group	775,900	678,915
	Macquarie Office Trust	17,635,306	2,488,451
	MFS Diversified Group	781,289	54,889
	Mirvac Industrial Trust	1,140,286	56,392
	Mirvac REIT	1,663,718	457,604
	Real Estate Capital Partners USA Property Trust	257,065	30,643
*	Record Realty	596,040	2,599
	RNY Property Trust	235,060	10,258
*	Rubicon Europe Trust Group REIT	505,643	1,837
	Stockland Trust Group	7,519,220	17,154,681
#	Tishman Speyer Office Fund	1,359,035	151,877
	Trafalgar Corporate Group, Ltd.	40,000	11,948
	Trinity Group	500,397	66,983
	Valad Property Group	7,138,068	304,042
	Westfield Group	2,625,875	20,496,806

TOTAL — AUSTRALIA			86,723,304

1

BELGIUM — (1.9%)
COMMON STOCKS — (1.9%)
#	Befimmo S.C.A.	40,040	3,561,409
#	Cofinimmo SA	37,088	4,067,139
	Intervest Offices	20,851	538,303
	Leasinvest Real Estate	4,799	335,933
	Retail Estates	6,702	300,733
#	Warehouses De Pauw SCA	37,470	1,427,443
	Wereldhave Belgium	5,254	355,255

TOTAL — BELGIUM			10,586,215

CANADA — (4.1%)
COMMON STOCKS — (4.1%)
	Allied Properties REIT	56,700	614,848
#	Artis REIT	79,038	407,344
#	Boardwalk REIT	110,766	2,538,716
#	Calloway REIT	178,664	1,594,546
#	Canadian Apartment Properties REIT	135,100	1,375,568
#	Canadian REIT	143,000	2,336,797
#	Chartwell Seniors Housing REIT	310,801	1,106,934
#	Cominar REIT	95,800	1,065,336
#	Dundee REIT	52,200	586,173
#	Extendicare REIT	113,000	468,742
#	H&R REIT	212,600	1,669,372
#	Huntingdon REIT	133,900	25,247
#	Innvest REIT	241,400	748,496
	Interrent REIT	13,900	18,055
	Lanesborough REIT	29,600	23,069
#	Morguard REIT	100,300	789,254
#	Northern Property REIT	46,800	692,215
	Primaris Retail REIT	140,400	1,228,338
#	Riocan REIT	528,569	6,059,519
#	Royal Host REIT	48,548	117,983
	Whiterock REIT	4,738	59,161

TOTAL — CANADA			23,525,713

CHINA — (0.1%)
COMMON STOCKS — (0.1%)
	GZI REIT	1,750,000	491,949
	RREEF China Commercial Trust	336,000	95,033

TOTAL — CHINA			586,982

FRANCE — (8.8%)
COMMON STOCKS — (8.8%)
#	Acanthe Developement SA	160,682	271,067
	Affine SA	20,325	292,693
*	ANF SA	36,905	1,220,046
	Cegereal	14,439	392,496
#	Fonciere des Regions	66,071	3,617,972
#	ICADE	87,009	6,730,915
#	Klepierre SA	365,804	8,132,354

2

#	Mercialys	97,412	2,991,374
	Societe de la Tour Eiffel	23,658	772,691
#	Societe Immobiliere de Location pour l’Industrie et le Commerce	60,852	5,119,560
#	Unibail-Rodamco	135,413	20,193,557

TOTAL — FRANCE			49,734,725

GERMANY — (0.1%)
COMMON STOCKS — (0.1%)
	Alstria Office REIT AG	79,227	491,762

GREECE — (0.0%)
COMMON STOCKS — (0.0%)
	Eurobank Properties Real Estate Investment Co.	33,466	308,387

HONG KONG — (3.6%)
COMMON STOCKS — (3.6%)
#	Champion REIT	10,272,000	2,360,827
#	Prosperity REIT	5,279,000	589,310
#	Regal REIT	4,233,000	569,610
#	Sunlight REIT	3,118,000	523,880
	The Link REIT	8,406,165	16,362,843

TOTAL — HONG KONG			20,406,470

ITALY — (0.1%)
COMMON STOCKS — (0.1%)
# *	Immobiliare Grande Distribuzione	368,066	491,602

JAPAN — (17.4%)
COMMON STOCKS — (17.4%)
	Advance Residence Investment	267	879,087
	BLife Investment Corp.	165	443,125
	CRESCENDO Investment Corp.	382	527,067
	DA Office Investment Corp.	1,058	1,882,772
#	Easset Investment Corp.	366	434,659
	FC Residential Investment	50	85,355
	Frontier Real Estate Investment Corp.	657	3,624,287
#	Fukuoka REIT Corp.	429	1,660,280
#	Global One Real Estate Investment Co.	463	2,750,349
#	Hankyu REIT, Inc.	366	1,594,295
	Japan Excellent, Inc.	755	2,737,851
#	Japan Hotel and Resort, Inc.	399	546,691
	Japan Logistics Fund, Inc.	626	3,741,020

3

#	JAPAN OFFICE Investment Corp.	526	496,726
	Japan Prime Realty Investment Corp.	2,925	5,038,420
	Japan Real Estate Investment Corp.	1,578	11,164,880
	Japan Rental Housing Investment, Inc.	191	151,931
	Japan Retail Fund Investment	1,817	6,354,195
#	Japan Single-residence REIT	107	77,585
#	Joint REIT Investment Corp.	375	612,617
	Kenedix Realty Investment Corp.	791	1,884,113
	LCP Investment Corp.	181	127,304
	MID REIT, Inc.	880	1,733,381
	Mori Hills REIT Investment Corp.	527	1,642,822
#	MORI TRUST Sogo REIT, Inc.	570	3,939,040
#	Nippon Accommodations Fund, Inc.	503	2,222,372
	Nippon Building Fund, Inc.	1,872	15,209,481
#	Nippon Commercial Investment Corp.	1,166	1,086,875
	Nippon Hotel Fund Investment Corp.	143	268,355
#	Nippon Residential Investment Corp.	1,024	1,138,201
	Nomura Real Estate Office Fund, Inc.	1,362	7,057,167
*	Nomura Real Estate Residential Fund, Inc.	314	1,218,396
	ORIX JREIT, Inc.	1,154	4,328,900
	Premier Investment Co.	548	1,807,773
#	Prospect Reit Investment Corp.	146	106,870
#	TGR Investment, Inc.	93	86,496
#	TOKYU REIT, Inc.	753	3,470,772
	Top REIT, Inc.	663	2,343,471
#	United Urban Investment Corp.	895	4,044,204

TOTAL — JAPAN			98,519,185

NETHERLANDS — (3.8%)
COMMON STOCKS — (3.8%)
#	Corio NV	184,585	8,192,540
	Eurocommercial Properties NV	87,243	2,571,182
#	Nieuwe Steen Investments NV	124,706	1,899,425
#	Vastned Offices/Industrial NV	52,203	601,338
#	VastNed Retail NV	57,521	2,540,514
#	Wereldhave NV	82,712	5,674,640

TOTAL — NETHERLANDS			21,479,639

NEW ZEALAND — (0.7%)
COMMON STOCKS — (0.7%)
#	AMP NZ Office Trust	1,673,658	756,800
	Goodman Property Trust	2,622,991	1,186,786
	ING Medical Properties Trust	23,349	14,519
#	ING Property Trust	1,343,455	425,439
	Kiwi Income Property Trust	2,897,674	1,522,447
	Property for Industry, Ltd.	341,202	214,302

TOTAL — NEW ZEALAND			4,120,293

4

SINGAPORE — (4.5%)
COMMON STOCKS — (4.5%)
*	Ascendas India Trust	300,000	109,422
	Ascendas REIT	5,236,000	4,703,903
#	Ascott Residence Trust	1,683,000	565,460
#	Cambridge Industrial Trust	2,993,000	592,193
#	CapitaCommercial Trust	4,838,000	2,768,968
#	CapitaMall Trust	9,156,300	7,661,932
#	Capitaretail China Trust	1,972,000	1,060,484
#	Cdl Hospitality Trusts	1,501,000	583,717
	Frasers Centrepoint Trust	1,315,000	653,752
	Frasers Commercial Trust	1,593,000	182,192
	K-REIT Asia	495,000	222,548
	Macarthurcook Industrial REIT	183,000	35,115
#	Mapletree Logistics Trust	6,565,250	1,898,494
	Parkway Life REIT	764,000	389,824
	Starhill Global REIT	3,196,000	1,032,842
#	Suntec REIT	6,859,000	3,390,426

TOTAL — SINGAPORE			25,851,272

SOUTH AFRICA — (1.5%)
COMMON STOCKS — (1.5%)
	Capital Property Fund	1,180,146	847,941
	Emira Property Fund	1,276,059	1,574,823
	Fountainhead Property Trust	3,945,653	2,720,440
	SA Corporate Real Estate Fund	8,159,799	2,402,405
	Sycom Property Fund	502,638	1,012,243

TOTAL — SOUTH AFRICA			8,557,852

TAIWAN — (0.5%)
COMMON STOCKS — (0.5%)
	Cathay No.1 REIT	4,041,000	1,268,807
	Cathay No.2 REIT	1,456,000	409,847
	Fubon No.2 REIT	2,287,000	694,948
	Shin Kong No.1 REIT	1,807,000	469,150

TOTAL — TAIWAN			2,842,752

UNITED KINGDOM — (14.4%)
COMMON STOCKS — (14.3%)
	A & J Mucklow Group P.L.C.	255,419	898,856
	Big Yellow Group P.L.C.	377,566	1,527,940
#	British Land Co. P.L.C.	2,231,878	14,083,047
#	Brixton P.L.C.	1,259,022	535,600
#	Derwent London P.L.C.	487,068	5,999,421
#	Great Portland Estates P.L.C.	1,223,426	5,518,152
#	Hammerson P.L.C.	1,427,846	6,615,812
#	Land Securities Group P.L.C.	2,865,860	23,633,689
#	Liberty International P.L.C.	1,224,974	7,180,011
	McKay Securities P.L.C.	311,586	547,466
	Primary Health Properties P.L.C.	285,507	1,100,044
#	Segro P.L.C	25,049,544	8,784,756
	Shaftesbury P.L.C.	798,081	4,116,706

5

	Warner Estate Holdings P.L.C.	418,366	243,247
#	Workspace Group P.L.C.	1,408,408	316,010
	TOTAL COMMON STOCKS		81,100,757

	RIGHTS/WARRANTS — (0.1%)
*	Liberty International P.L.C. Rights 05/21/09	318,735	425,550

	TOTAL — UNITED KINGDOM		81,526,307

		Face
		Amount	Value†
		(000)
	TEMPORARY CASH INVESTMENTS — (0.7%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $4,240,000 FNMA 5.00%, 06/01/23, valued at $3,951,901) to be repurchased at $3,891,021	$3,891	3,891,000

		Shares
	SECURITIES LENDING COLLATERAL — (22.5%)
§ @	DFA Short Term Investment Fund LP	127,550,221	127,550,221

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $434,083) to be repurchased at $425,574	$426	425,572
	TOTAL SECURITIES LENDING COLLATERAL		127,975,793

	TOTAL INVESTMENTS - (100.0%) (Cost $1,001,399,739)		$567,619,253

See accompanying Notes to Financial Statements.

6

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (4.7%)
COMMON STOCKS — (4.7%)
#	ABB Grain, Ltd.	3,527,163	$22,374,376
#	Adelaide Brighton, Ltd.	8,845,097	13,516,599
	Adtrans Group, Ltd.	115,395	218,910
#	AED Oil, Ltd.	44,445	21,064
	Aevum, Ltd.	373,623	215,586
	AJ Lucas Group, Ltd.	67,681	126,619
#	Alesco Corp., Ltd.	1,924,874	5,572,258
*	Alliance Resources, Ltd.	893,864	431,822
	Altium, Ltd.	279,609	101,333
*	Amadeus Energy, Ltd.	1,986,783	431,311
	Amalgamated Holdings, Ltd.	1,449,260	4,327,588
	Amcom Telecommunications, Ltd.	5,033,436	512,414
# *	Anvil Mining, Ltd.	76,300	62,662
	AP Eagers, Ltd.	83,796	393,000
#	APN News & Media, Ltd.	899,731	914,525
	Arana Therapeutics, Ltd.	206,295	205,693
	Ariadne Australia, Ltd.	355,965	59,805
	Asciano Group	890,000	860,330
	Atlas South Sea Pearl, Ltd.	151,266	11,482
	Ausdrill, Ltd.	2,458,765	1,471,924
	Ausenco, Ltd.	29,519	75,084
	Ausmelt, Ltd.	14,578	1,152
	Austal, Ltd.	654,587	1,236,335
*	Austar United Communications, Ltd.	1,264,310	714,290
	Austereo Group, Ltd.	6,361,682	5,668,466
#	Australian Agricultural Co., Ltd.	5,659,228	7,395,419
#	Australian Wealth Management, Ltd.	3,239,066	2,300,359
*	Auto Group, Ltd.	64,351	—
	Automotive Holdings Group, Ltd.	171,487	156,704
# *	Avexa, Ltd.	1,099,276	79,543
	AWB, Ltd.	5,477,814	5,295,275
#	Beach Petroleum, Ltd.	15,985,707	8,860,224
	Becton Property Group	1,806,554	210,528
#	Bendigo Bank, Ltd.	2,046,021	10,188,161
*	Bendigo Mining, Ltd.	3,716,063	685,797
*	Bisalloy Steel Group, Ltd.	1,943,303	355,839
#	Boom Logistics, Ltd.	1,659,893	602,134
#	Breville Group, Ltd.	2,458,212	1,358,180
#	Brickworks, Ltd.	266,159	2,071,076
	BSA, Ltd.	2,386,973	297,241
*	Buru Energy, Ltd.	1,901,784	317,045

1

	Calliden Group, Ltd.	4,166,068	1,000,259
*	Capral Aluminium, Ltd.	1,860,343	108,054
*	CDS Technologies, Ltd.	15,209	10,501
#	Centennial Coal Co., Ltd.	6,234,557	8,165,316
	Challenger Financial Services Group, Ltd.	2,989,219	4,331,498
	Chandler Macleod Group, Ltd.	8,917	642
*	Circadian Technologies, Ltd.	144,361	88,019
# *	Citigold Corp., Ltd.	9,670,879	1,259,150
	Clough, Ltd.	7,408,840	3,187,189
*	CMI, Ltd.	320,792	92,992
# *	Coal of Africa, Ltd.	1,168,363	1,180,812
# *	Commander Communications, Ltd.	2,777,174	165,501
	Consolidated Rutile, Ltd.	1,137,703	352,898
*	Copperco, Ltd.	1,811,991	65,843
*	Coventry Group, Ltd.	540,601	457,938
#	Crane Group, Ltd.	2,122,170	14,267,597
# *	CuDeco, Ltd.	244,358	361,155
*	Deep Yellow, Ltd.	5,006,288	1,007,655
	Devine, Ltd.	2,481,462	872,718
#	Downer EDI, Ltd.	3,008,188	11,000,975
#	Elders, Ltd.	20,327,284	6,252,189
	Emeco Holdings, Ltd.	3,940,396	1,126,830
#	Energy Developments, Ltd.	4,332,141	5,522,892
*	Ferraus, Ltd.	142,381	31,187
#	FKP Property Group	2,898,937	1,724,404
	FlexiGroup, Ltd.	181,780	72,428
	Forest Enterprises Australia, Ltd.	7,034,660	916,410
*	Funtastic, Ltd.	2,704,933	276,229
*	Gale Pacific, Ltd.	245,196	9,801
	Gazal Corp., Ltd.	94,845	63,070
# *	Geodynamics, Ltd.	322,867	256,812
*	Globe International, Ltd.	401,909	38,029
#	Goodman Fielder, Ltd.	3,955,198	3,294,715
	Gowing Bros., Ltd.	168,139	334,515
# *	Graincorp, Ltd. Series A	619,562	3,286,073
#	Gunns, Ltd.	10,967,621	8,739,357
#	GWA International, Ltd.	3,787,578	6,407,562
*	Heron Resources, Ltd.	673,833	84,870
	HFA Holdings, Ltd.	915,491	105,664
	HGL, Ltd.	553,377	280,982
*	Hudson Investment Group, Ltd.	297,500	8,756
*	IBA Health Group, Ltd.	917,782	481,481
	IDT Australia, Ltd.	54,605	65,238
	iiNet, Ltd.	501,740	582,882
# *	Iluka Resources, Ltd.	6,708,230	15,954,130
	Imdex, Ltd.	202,532	49,804
*	Intermoco, Ltd.	7,514,093	43,695
#	IOOF Holdings, Ltd.	855,180	2,480,008
#	K&S Corp., Ltd.	102,707	174,975
*	Keycorp, Ltd.	181,913	43,498
*	Kingsgate Consolidated, Ltd.	50,942	222,413
	Kresta Holdings, Ltd.	513,341	50,342

2

*	Lednium, Ltd.	438,495	25,494
	Lemarne Corp., Ltd.	94,104	239,358
*	Lifestyle Communities, Ltd.	30,575	733
*	Lynas Corp., Ltd.	630,000	160,248
*	M2 Telecommunications Group, Ltd.	46,749	19,900
#	MacArthur Coal, Ltd.	199,933	613,296
#	MacMahon Holdings, Ltd.	4,961,273	1,224,942
	Macquarie Media Group, Ltd.	313,081	280,582
*	Macquarie Telecom Group, Ltd.	30,330	41,880
*	Magellan Petroleum Corp.	63,477	39,212
# *	Marion Energy, Ltd.	1,187,462	334,352
	MaxiTRANS Industries, Ltd.	4,359,793	695,467
	McPherson’s, Ltd.	1,230,493	997,189
*	MEO Australia, Ltd.	546,384	38,076
*	Mercury Mobility, Ltd.	759,111	30,074
# *	Minara Resources, Ltd.	1,344,051	560,903
# *	Mineral Deposits, Ltd.	4,644,233	2,492,629
*	Mosaic Oil NL	2,551,848	248,898
	Namoi Cotton Cooperative, Ltd.	801,979	218,790
	National Can Industries, Ltd.	18,850	13,699
	New Hope Corp., Ltd.	1,385,130	4,246,282
	OneSteel, Ltd. (6293729)	121,939	196,849
*	OneSteel, Ltd. (B3VDZZ8)	58,687	95,111
	Over Fifty Group, Ltd.	34,078	11,127
	Pacific Brands, Ltd.	15,383,967	7,791,266
	Panoramic Resources, Ltd.	210,000	230,236
	Paperlinx, Ltd.	11,600,892	4,873,598
*	Payce Consolidated, Ltd.	179,001	97,567
*	Perilya, Ltd.	438,990	104,513
*	Petsec Energy, Ltd.	429,137	72,794
	Photon Group, Ltd.	270,932	207,218
*	Plantcorp NL	14,403	—
	PMP, Ltd.	6,795,889	2,038,048
	PPK Group, Ltd.	748,115	191,371
	Premier Investments, Ltd.	7,075	23,852
	Prime Media Group, Ltd.	2,839,334	1,300,145
#	Programmed Maintenance Service, Ltd.	840,105	1,616,621
*	Resolute Mining, Ltd.	3,233,390	1,588,779
	Ridley Corp., Ltd.	8,503,414	5,174,709
# *	Roc Oil Co., Ltd.	7,290,038	2,294,116
#	Service Stream, Ltd.	589,611	177,534
#	Seven Network, Ltd.	1,380,677	6,308,569
#	Sigma Pharmaceuticals, Ltd.	5,673,617	4,615,670
	SP Telemedia, Ltd.	1,669,898	310,366
# *	Sphere Investments, Ltd.	560,515	142,291
	Spotless Group, Ltd.	1,469,737	2,180,073
*	Staging Connections Group, Ltd.	392,136	6,805
#	Straits Resources, Ltd.	1,126,474	1,252,951
*	Strike Resources, Ltd.	278,159	92,458
#	STW Communications Group, Ltd.	1,280,302	462,961
#	Sunland Group, Ltd.	5,108,129	2,070,434
*	Tap Oil, Ltd.	25,000	15,990

3

	Tassal Group, Ltd.	83,198	107,057
#	Ten Network Holdings, Ltd.	529,291	372,566
	Thakral Holdings Group	11,239,370	2,047,824
#	Timbercorp, Ltd.	5,751,689	183,922
	Tower Australia Group, Ltd.	5,409,145	8,062,593
#	Transpacific Industries Group, Ltd.	130,000	170,059
	Trust Co., Ltd.	31,942	120,817
	UXC, Ltd.	2,792,184	972,493
	Village Roadshow, Ltd.	1,765,904	1,053,270
# *	Virgin Blue Holdings, Ltd.	3,719,527	773,497
	Vision Group Holdings, Ltd.	380,734	165,737
	Washington H. Soul Pattinson & Co., Ltd.	17,294	120,652
	Watpac, Ltd.	155,627	118,987
#	Wattyl, Ltd.	2,753,935	1,001,496
	Webster, Ltd.	470,260	238,411
	Whitehaven Coal, Ltd.	324,807	469,108
#	WHK Group, Ltd.	227,114	173,061
#	Wide Bay Australia, Ltd.	23,255	101,461
TOTAL COMMON STOCKS			280,975,143

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	1,226,086	467,467

RIGHTS/WARRANTS — (0.0%)
*	UXC, Ltd. Warrants 03/31/10	279,218	6,088

TOTAL — AUSTRALIA			281,448,698

AUSTRIA — (0.8%)
COMMON STOCKS — (0.8%)
#	Agrana Beteiligungs AG	90,761	5,813,981
	Allgemeine Sparkasse Baugesellschaft AG	120	20,624
# *	A-TEC Industries AG	163,984	1,692,961
# *	Austrian Airlines AG	955,063	5,023,763
*	CA Immobilien Anlagen AG	378,379	3,000,224
#	Flughafen Wien AG	153,244	4,585,374
	Frauenthal Holding AG	13,080	105,502
#	Lenzing AG	4,089	924,356
	Linz Textil Holding AG	212	25,523
#	Mayr-Melnhof Karton AG	124,496	8,704,117
	Oberbank AG	36,735	2,104,725
*	Strabag SE	90,953	2,103,451
#	Uniqa Versicherungen AG	117,511	2,288,961
#	Voestalpine AG	100,469	1,922,245
	Wienerberger AG	736,661	8,669,165
	Wolford AG	27,436	301,492
	Zumtobel AG	135,968	1,212,696

TOTAL — AUSTRIA			48,499,160

4

BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
	Ackermans & van Haaren NV	141,005	8,232,356
*	Agfa Gevaert NV	1,917,466	4,287,135
	Banque Nationale de Belgique	3,999	13,174,611
#	Barco NV	127,404	2,912,437
	Bekaert SA	145,009	13,456,911
	Compagnie d’Entreprises CFE	37,394	1,267,155
	Compagnie Immobiliere de Belgique SA	44,570	832,933
	D’Ieteren SA NV	43,782	8,337,889
#	Euronav SA	182,939	2,633,232
	Floridienne SA	1,900	246,492
*	Integrated Production & Test Engineering NV	28,600	105,343
	Jensen-Group NV	55,338	363,612
	Omega Pharma SA	4,951	131,612
# *	Option NV	114,120	210,451
*	Papeteries Catala SA	450	13,944
# *	Realdolmen	121	2,465
	Recticel SA	386,395	1,679,517
	Rosier SA	200	70,603
	SAPEC SA	8,276	669,768
	Sioen Industries NV	85,817	404,240
*	Sipef NV	1,570	58,450
*	Spector Photo Group SA	82,289	76,072
*	Systemat-Datarelay SA	84,632	468,033
	Tessenderlo Chemie NV	467,806	13,889,172
	VPK Packaging Group SA	725	16,930
*	Zenitel VVPR	31,091	17,513
TOTAL COMMON STOCKS			73,558,876

RIGHTS/WARRANTS — (0.0%)
*	Zenitel SRIP VVPR	9,327	12

TOTAL — BELGIUM			73,558,888

CANADA — (5.8%)
COMMON STOCKS — (5.8%)
*	20-20 Technologies, Inc.	7,700	9,969
*	Ainsworth Lumber Co., Ltd.	3,767	2,762
	Airboss of America Corp.	3,000	5,279
	Akita Drilling, Ltd.	7,500	48,709
*	Alberta Clipper Energy, Inc.	366,300	211,805
# *	Allen-Vanguard Corp.	435,100	36,462
# *	Anderson Energy, Ltd.	1,086,500	728,400
	Andrew Peller, Ltd.	19,200	112,629
# *	Apollo Gold Corp.	37,500	15,084
*	ATS Automation Tooling System, Inc.	1,099,300	3,777,030
*	Baffinland Iron Mines Corp.	172,500	55,654
# *	Ballard Power Systems, Inc.	1,519,530	3,119,793
*	Bankers Petroleum, Ltd.	46,833	65,934
*	Berens Energy, Ltd.	60,000	26,649
	Biovail Corp.	400,590	4,380,876

5

# *	Birchcliff Energy, Ltd.	464,000	2,321,361
*	BNK Petroleum, Inc.	14,049	1,766
*	Boralex, Inc. Class A	177,000	928,534
	Brampton Brick, Ltd. Series A	9,900	37,333
# *	Breaker Energy, Ltd.	323,800	1,215,641
# *	Breakwater Resources, Ltd.	1,686,400	190,785
#	Canaccord Capital, Inc.	200,600	1,180,099
# *	Canadian Hydro Developers, Inc.	454,600	1,078,118
# *	Canadian Royalties, Inc.	399,180	73,594
*	Canadian Zinc Corp.	116,500	19,526
#	Canam Group, Inc. Class A	827,000	4,920,556
*	Candax Energy	845,300	85,005
# *	Candente Resource Corp.	208,865	61,261
# *	Canfor Corp.	2,042,611	8,781,190
	Cascades, Inc.	1,703,800	5,211,489
*	Caspian Energy, Inc.	15,500	584
*	Catalyst Paper Corp.	8,164,025	1,710,388
	CCL Industries, Inc. Class B	185,700	3,580,790
*	Celestica, Inc.	4,081,842	24,560,149
*	Celtic Exploration, Ltd.	22,750	272,626
*	Chariot Resouces, Ltd.	900,900	158,543
*	Cinch Energy Corp.	99,800	66,907
#	Clarke, Inc.	411,711	824,595
	Cogeco Cable, Inc.	116,300	2,850,729
# *	Compton Petroleum Corp.	770,000	490,405
# *	Connacher Oil & Gas, Ltd.	590,400	583,820
*	Consolidated Thompson Iron Mines, Ltd.	108,560	228,346
*	CoolBrands International, Inc.	314,700	179,331
	Corus Entertainment, Inc. Class B	99,800	1,329,775
*	Cott Corp.	29,000	58,326
# *	Crew Energy, Inc.	493,030	2,396,358
*	Crew Gold Corp.	2,787	1,425
*	Crystallex International Corp.	10,000	2,849
	Dalsa Corp.	200,700	1,014,180
*	Danier Leather, Inc.	1,500	4,777
*	Delphi Energy Corp.	853,600	715,327
# *	Denison Mines Corp.	63,100	118,448
	Dorel Industries, Inc. Class B	842,000	16,052,543
*	Dundee Corp. Class A Subordinate Voting	582,100	2,721,963
*	Dundee Precious Metals, Inc.	289,239	412,056
# *	Eastern Platinum, Ltd.	2,560,147	1,179,989
	Enghouse Systems, Ltd.	10,400	52,292
	Equitable Group, Inc.	20,000	226,096
*	Euro Goldfields, Ltd.	291,300	617,606
	Exco Technologies, Ltd.	52,600	37,468
*	Exfo Electro-Optical Engineering, Inc.	12,212	46,564
*	Fairborne Energy, Ltd.	124,000	488,394
# *	Flint Energy Services, Ltd.	581,700	3,275,810
# *	FNX Mining Co., Inc.	376,606	1,666,370
# *	Formation Capital Corp.	516,900	155,941
	Forzani Group, Ltd. Class A	399,300	4,360,076
*	Fronteer Development Group, Inc.	321,625	768,148

6

# *	Galleon Energy, Inc. Class A	270,400	1,074,077
*	Garda World Security Corp. Class A	23,000	62,449
*	Glacier Media, Inc.	15,600	24,969
# *	Golden Star Resources, Ltd.	5,033,457	6,664,596
# *	Grande Cache Coal Corp.	1,085,100	1,191,218
*	Great Basin Gold, Ltd.	306,000	376,955
*	Great Panther Resources, Inc.	220,810	77,717
# *	Grey Wolf Exploration, Inc.	194,472	109,190
*	Greystar Resources, Ltd.	122,587	421,191
	Hart Stores, Inc.	11,500	12,528
*	Hemisphere GPS, Inc.	786,620	593,277
*	Heroux-Devtek, Inc.	358,800	1,413,190
# *	High River Gold Mines, Ltd.	1,577,220	171,825
# *	Highpine Oil & Gas, Ltd.	1,504,543	6,884,107
*	Hillsborough Resources, Ltd.	451,100	103,957
*	HudBay Minerals, Inc.	672,524	4,514,303
	IAMGOLD Corp.	4,747,773	37,837,360
*	Imperial Metals Corp.	1,000	3,310
	Inmet Mining Corp.	35,485	1,229,619
# *	Intermap Technologies, Ltd.	11,100	18,604
*	International Forest Products, Ltd. Series A	692,300	1,450,390
	International Royalty Corp.	742,193	1,847,241
*	Intertape Polymer Group, Inc.	702,700	370,989
*	Intrinsyc Software International, Inc.	15,000	754
# *	Isotechnika, Inc.	184,400	23,952
# *	Iteration Energy, Ltd.	1,087,842	1,057,485
*	Ivanhoe Energy, Inc.	434,000	643,744
	Kingsway Financial Services, Inc.	833,100	1,905,944
*	Lake Shore Gold Corp.	29,600	46,882
#	Laurentian Bank of Canada	689,000	16,628,844
	Linamar Corp.	967,916	3,487,839
*	Linear Gold Corp.	92,400	79,755
# *	Lundin Mining Corp.	1,538,400	2,797,560
*	Mahalo Energy, Ltd.	497,136	12,498
	Maple Leaf Foods, Inc.	270,300	1,907,254
*	Martinrea International, Inc.	1,217,800	4,286,231
*	MDC Partners, Inc. Class A	3,100	12,496
# *	MDS, Inc.	2,527,527	14,614,880
# *	MEGA Brands, Inc.	42,200	13,969
# *	Mega Uranium, Ltd.	421,100	698,716
	Methanex Corp.	58,000	667,829
*	Midnight Oil Exploration, Ltd.	90,700	79,808
*	Minco Silver Corp.	82,700	88,016
	Mosaid Technologies, Inc.	35,600	365,457
# *	North American Palladium, Ltd.	68,300	123,058
*	Northgate Minerals Corp.	1,278,100	1,820,808
*	Northstar Aerospace, Inc.	6,700	2,611
# *	OceanaGold Corp.	2,309,834	1,471,109
*	Olympus Pacific Minerals, Inc.	78,500	15,130
*	Ondine Biopharma Corp.	40,000	3,687
*	Open Range Energy Corp.	28,200	41,356
*	Open Text Corp.	31,783	1,046,738

7

# *	OPTI Canada, Inc.	1,200,900	1,942,292
*	Pacific Rim Mining Corp.	76,000	14,648
*	Paladin Labs, Inc.	24,800	311,117
# *	Paramount Resources, Ltd. Class A	621,275	2,952,006
*	Patheon, Inc.	928,798	1,821,325
*	Pearl Exploration & Production, Ltd.	105,000	112,629
*	Petrolifera Petroleum, Ltd.	209,900	299,028
# *	Profound Energy, Inc.	207,000	216,836
	Pulse Data, Inc.	977,500	991,180
*	Pure Energy Services, Ltd.	31,300	36,984
*	QLT, Inc.	950,900	1,896,541
*	Quadra Mining, Ltd.	503,900	2,791,234
	Quebecor, Inc. Class B	115,000	1,484,120
	Quest Capital Corp.	1,922,386	1,288,786
*	Redcorp Ventures, Ltd.	281,200	1,178
*	Richmont Mines, Inc.	255,800	902,470
*	Rock Energy, Inc.	37,400	35,416
*	RONA, Inc.	1,152,917	12,762,954
*	Royal Laser Corp.	200,500	38,645
#	Russel Metals, Inc.	83,880	882,873
	Samuel Manu-Tech, Inc.	55,000	188,972
	Savanna Energy Services Corp.	1,346,287	6,599,999
*	Scorpio Mining Corp.	43,000	10,991
#	Sherritt International Corp.	2,583,900	11,108,193
*	Shore Gold, Inc.	2,072,500	746,816
*	Sierra Wireless, Inc.	219,000	1,240,627
# *	Sino-Forest Corp.	2,599,006	22,738,308
*	St. Andrew Goldfields, Ltd.	100,885	20,713
# *	Taseko Mines, Ltd.	135,000	190,061
*	Technicoil Corp.	38,200	12,805
# *	Tembec, Inc.	129,736	100,566
*	TLC Vision Corp.	1,048,500	144,978
#	Torstar Corp. Class B	67,700	284,802
	Transcontinental, Inc. Class A	839,600	4,995,525
#	Trinidad Drilling, Ltd.	245,208	990,449
# *	TriStar Oil and Gas, Ltd.	35,500	319,806
*	TSO3, Inc.	91,000	31,266
*	Tundra Semiconductor Corp.	125,300	649,968
*	Turnkey E&P, Inc.	26,400	553
# *	Uranium One, Inc.	1,236,500	3,419,467
*	Ur-Energy, Inc.	321,500	277,504
*	Vector Aerospace Corp.	7,900	27,143
*	Vero Energy, Inc.	145,100	459,631
# *	Viterra, Inc.	2,136,200	15,574,407
*	Vitran Corp., Inc.	4,000	26,917
*	West Energy, Ltd.	286,800	605,662
#	West Fraser Timber Co., Ltd.	451,568	10,198,406
# *	Western Canadian Coal Corp.	617,700	678,109
	Western Financial Group, Inc.	46,500	64,686
*	Westjet Airlines, Ltd.	100,365	982,371
*	Wi-LAN, Inc.	1,213,400	1,606,614
	Winpak, Ltd.	22,642	132,820

8

*	Xceed Mortgage Corp.	155,600	130,395
TOTAL COMMON STOCKS			347,652,551

RIGHTS/WARRANTS — (0.0%)
*	Ainsworth Lumber Co., Ltd. Warrants 07/29/13	8,190	2,745
*	Tembec, Inc. Warrants 03/03/12	262,718	41,831
TOTAL RIGHTS/WARRANTS			44,576

TOTAL — CANADA			347,697,127

DENMARK — (0.4%)
COMMON STOCKS — (0.4%)
*	Aktieselskabet Morso Bank	240	28,620
*	Aktieselskabet Skjern Bank A.S.	2,002	45,299
*	Alm. Brand A.S.	178,933	2,591,536
# *	Amagerbanken A.S.	31,718	258,677
*	Andersen & Martini A.S. Series B	3,500	24,712
	Arkil Holdings A.S. Series B	920	110,781
	Auriga Industries A.S. Series B	96,067	1,635,588
*	Brodrene Hartmann A.S. Series B	65,840	817,649
*	Brondbyernes IF Fodbold A.S. Series B	57,563	329,655
*	Capinordic A.S.	330,542	142,199
*	Dalhoff, Larson & Horneman A.S. Series B	72,451	286,784
	Dampskibsselskabet Torm A.S. ADR	610	5,710
*	DFDS A.S.	68,427	3,569,430
*	DiBa Bank A.S.	7,005	70,865
*	Djursland Bank A.S.	6,350	174,124
	East Asiatic Co., Ltd. A.S.	22,235	701,594
# *	Fionia Bank A.S.	93,028	528,765
# *	GN Store Nord A.S.	714,647	2,282,306
*	GPV Industi A.S.	6,000	31,972
*	H&H International A.S. Series B	5,790	336,485
	Harboes Bryggeri A.S.	7,700	152,824
#	Hojgaard Holding A.S. Series B	15,113	331,562
*	Jyske Bank A.S.	1,978	50,670
*	Lan & Spar Bank A.S.	5,706	300,791
*	Max Bank	3,110	22,082
*	Migatronic A.S. Series B	1,594	28,420
*	Mons Bank A.S.	2,120	38,375
# *	NKT Holding A.S.	6,341	172,668
*	Nordjyske Bank A.S.	13,580	281,382
*	Norresundby Bank A.S.	4,530	116,389
	NTR Holdings A.S.	3,950	30,189
	Per Aarsleff A.S. Series B	27,740	2,397,646
# *	Pharmexa A.S.	42,400	6,225
*	RTX Telecom A.S.	11,600	14,588
*	Salling Bank A.S.	600	40,232
# *	Sanistal A.S. Series B	10,690	175,474
#	Schouw & Co. A.S.	255,220	3,687,575
*	Selskabet af 27. november 2008 A.S.	6,993	62
*	Sjaelso Gruppen A.S.	60,598	209,819

9

*	Skaelskor Bank	3,600	45,893
*	SKAKO Industries A.S.	22,400	216,302
*	Skandinavian Brake Systems A.S.	1,925	11,658
*	Sparbank	13,720	195,637
*	Sparekassen Faaborg A.S.	3,017	436,244
*	TK Development A.S.	128,802	542,751
# *	TopoTarget A.S.	151,600	96,252
*	Totalbanken	3,000	50,281
*	Vestfyns Bank A.S.	500	46,382
*	Vestjysk Bank A.S.	91,912	1,066,733

TOTAL — DENMARK			24,737,857

FINLAND — (2.5%)
COMMON STOCKS — (2.5%)
#	Ahlstrom Oyj	33,117	313,352
	Alandsbanken AB Series A	5,700	183,740
*	Amanda Capital Oyj	190,425	441,105
#	Amer Sports Oyj Series A	244,838	2,367,425
#	Atria P.L.C.	20,090	238,021
#	Cargotec Oyj Series B	85,204	1,103,376
	Componenta Oyj	93,200	499,895
	Cramo Oyj	122,733	1,157,453
	Digia P.L.C.	71,020	184,969
	Efore Oyj	128,440	148,891
# *	Elcoteq SE	323,869	377,728
*	Elektrobit Corp.	11,512	8,220
# *	Finnair Oyj	844,459	4,927,538
	Finnlines Oyj	526,286	3,827,684
	Fiskars Oyj Abp Series A	170,437	1,799,858
#	HKScan Oyj Series A	263,841	1,702,849
*	Honkarakenne Oyj Series B	15,900	59,150
#	Huhtamaki Oyj	1,826,851	17,577,640
	Julius Tallberg-Kiinteistoet Oyj Series B	69,606	208,207
#	Kemira Oyj	1,695,669	14,104,141
	Laennen Tehtaat Oyj	58,704	925,619
	Lemminkainen Oyj	72,800	1,893,579
# *	M-Real Oyj Series B	1,157,695	831,874
	Neomarkka Oyj	10,568	79,394
	Okmetic Oyj	318,661	1,049,341
	Olvi Oyj Series A	79,300	1,702,667
#	Outokumpu Oyj Series A	2,672,459	39,813,459
	PKC Group Oyj	11,995	56,818
#	Pohjola Bank P.L.C. (5665233)	2,221,142	16,439,826
# *	Pohjola Bank P.L.C. (B3QBVY8)	1,065,573	8,036,208
	Raisio P.L.C.	1,410,904	2,904,864
	Rautaruukki Oyj Series K	1,108,900	20,632,839
	Raute Oyj Series A	26,100	236,115
	Scanfil Oyj	11,900	32,295
	SSH Communications Oyj	305,960	294,365
*	Stonesoft Oyj	233,197	132,802
	Tamfelt Oyj	2,100	18,477

10

	Tecnomen Oyj	1,209,894	1,576,860
*	Tiimari P.L.C.	41,750	84,147
	Trainers’ House P.L.C.	107,000	81,600
	Tulikivi Oyj	24,862	28,516
	Turkistuottajat Oyj	14,600	135,624
	Viking Line Abp	18,100	737,561
#	YIT Oyj	307,321	2,937,389

TOTAL — FINLAND			151,893,481

FRANCE — (5.3%)
COMMON STOCKS — (5.3%)
*	Altran Technologies SA	583,719	1,959,716
# *	Archos	22,331	64,541
#	Arkema	998,501	23,031,545
	Atos Origin SA	795,171	24,514,080
	Aubay	82,083	256,935
*	Axorys SA	18,454	17,580
*	Bigben Interactive	13,755	113,708
	Boiron SA	37,577	950,695
	Bonduelle SCA	69,501	4,869,248
#	Bongrain SA	158,857	7,792,039
	Burelle SA	11,385	752,698
#	Carbone Lorraine SA	98,489	2,563,075
	CBo Territoria	5,724	18,299
#	Cegid Group	11,472	154,070
#	Ciments Francais SA	30,120	2,728,070
# *	Club Mediterranee SA	296,146	4,666,907
# *	Compagnie Generale de Geophysique-Veritas SA	16,031	231,602
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	61,512	887,003
	Compagnie International Andre Trigano SA	2,091	166,005
	Damartex SA	805	12,818
	Delachaux SA	19,703	1,094,835
	Derichebourg	47,072	109,973
	Esso S.A.F.	22,277	2,379,719
#	Establissements Maurel et Prom	381,401	5,596,844
	Etam Developpement SA	39,119	621,760
	Euler Hermes SA	55,020	2,684,505
*	Euro Disney SCA (4320878)	36	6
# *	Euro Disney SCA (B29QD14)	114,099	519,516
	Explosifs et de Produits Chimiques	312	102,704
# *	Faurecia SA	216,820	2,376,091
	Finuchem SA	6,184	50,192
	Fleury Michon SA	17,956	529,232
	Francois Freres (Tonnellerie) SA	7,663	242,256
# *	Fromageries Bel SA	3,875	458,284
	Gascogne SA	20,822	630,729
	Gaumont SA	22,166	1,172,904
	Gevelot SA	4,329	89,457
	GFI Informatique SA	887,721	3,718,681
	Gifi SA	5,767	228,805

11

	Ginger (Groupe Ingenierie Europe)	10,575	137,156
*	Groupe Ares	97,923	146,405
# *	Groupe Eurotunnel SA	443,077	2,281,282
#	Groupe Flo SA	52,020	174,542
	Groupe Guillin SA	480	23,053
*	Groupe Partouche SA	5,188	21,233
#	Groupe Steria SCA	377,159	7,191,758
	Guyenne et Gascogne SA	84,166	7,315,511
	Haulotte Group SA	7,055	44,085
	Havas SA	8,111,619	25,415,465
	Henri Maire	1,252	12,093
	Idsud SA	2,129	90,232
*	Immobiliere et Hoteliere SA	27,700	47,278
	IMS International Metal Service SA	170,876	2,434,543
# *	Infogrames Entertainment SA	79,728	519,332
	Ipsos SA	7,450	169,066
	Korian SA	5,118	116,628
*	Lafuma SA	20,797	263,486
#	Lisi SA	54,099	2,058,175
	Maisons France	12,826	338,110
	Manitou BF SA	1,429	15,776
	Manutan International SA	24,370	965,663
	MGI Coutier SA	10,254	101,753
	Montupet SA	168,782	654,692
	Mr. Bricolage SA	125,040	2,062,487
# *	Nexans SA	593,945	27,517,054
#	Nexity	213,334	6,881,511
# *	Orco Property Group	91,405	881,357
*	Osiatis	1,618	3,616
	Paris Orleans et Cie SA	13,110	355,328
	Pierre & Vacances	77,783	4,989,024
# *	Plastic Omnium SA	187,735	2,310,256
	Plastivaloire SA	32,225	500,769
	PSB Industries SA	14,760	286,206
	Radiall SA	19,786	1,037,376
	Rallye SA	413,283	8,401,848
*	Recylex SA	77,468	407,151
#	Remy Cointreau SA	301,740	9,946,912
#	Rexel SA	673,621	5,591,146
	Robertet SA	1,630	146,314
# *	Rodriguez Group SA	27,733	107,696
	Rougier SA	10,353	271,826
*	S.T. Dupont SA	191,079	45,251
	Sabeton SA	18,460	258,554
	SAM	600	14,631
	SAMSE SA	243	17,817
#	SCOR SE	878,372	18,434,795
	Securidev SA	16,908	369,188
	Signaux Girod SA	6,528	404,591
	Societe de Developpement Regional de la Bretagne	12,398	53,250
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	70,640	4,351,596
#	Societe Industrielle D’Aviations Latecoere SA	92,999	518,762

12

# *	Soitec SA	1,150,443	7,272,723
	Sperian Protection	131,095	6,601,562
	Spir Communication SA	9,585	188,887
	Sucriere de Pithiviers Le Vieil	3,377	2,114,602
	Teleperformance SA	347,502	10,015,196
# *	Thomson	5,401,037	7,272,479
	Tivoly SA	1,755	21,761
	Trigano SA	68,343	535,655
#	Valeo SA	1,402,110	28,892,613
*	Valtech	543,034	171,894
	Vilmorin et Cie SA	41,412	3,906,917
	Vranken Pommery Monopole	54,655	1,657,347
#	Wendel	138,676	5,085,624
*	Zueblin Immobiliere France SA	6,841	37,008
TOTAL COMMON STOCKS			318,835,024

RIGHTS/WARRANTS — (0.0%)
*	Bigben Interactive Warrants 06/30/09	13,755	5,478
*	Faurecia SA Rights 05/12/09	216,820	516,375
*	Groupe Focal SA Warrants 02/21/10	1,716	—
TOTAL RIGHTS/WARRANTS			521,853

TOTAL — FRANCE			319,356,877

GERMANY — (5.6%)
COMMON STOCKS — (5.6%)
	A.S. Creation Tapeton AG	21,970	498,355
*	AAP Implantate AG	61,114	102,330
#	Aareal Bank AG	96,470	898,391
	ADCapital AG	135,889	889,938
# *	ADVA AG Optical Networking	175,629	287,775
*	Analytik Jena AG	89,486	856,778
	Andreae-Noris Zahn AG	37,245	981,072
# *	Arcandor AG	1,069,632	2,530,277
*	Augusta Technologie AG	89,373	967,943
#	Aurubis AG	1,148,031	32,497,242
	Baader Bank AG	431,764	1,451,493
# *	Beate Uhse AG	84,361	88,106
	Bechtle AG	189,769	2,859,696
*	Beta Systems Software AG	62,550	213,206
#	Bilfinger Berger AG	765,357	36,323,458
*	Biolitec AG	30,848	119,996
	Biotest AG	57,259	2,874,139
	BMP AG	12,980	12,933
	Boewe Systec AG	15,333	94,627
# *	Borussia Dortmund GmbH & Co. KGaA	362,701	454,958
*	Caatoosee AG	17,400	5,976
	Cewe Color Holding AG	42,286	1,096,028
*	Cinemaxx AG	3,100	2,663
#	Comdirect Bank AG	521,035	4,224,591
# *	Conergy AG	1,010,416	1,031,530

13

# *	Constantin Medien AG	608,993	1,933,198
*	CropEnergies AG	12,594	46,159
*	D. Logistics AG	414,875	713,694
	DAB Bank AG	61,779	230,378
#	Data Modul AG	21,314	240,366
*	DEAG Deutsche Entertainment AG	426,940	321,984
	Deutsche Euroshop AG	340,617	9,662,739
# *	Deutsche Wohnen AG	237,007	4,421,761
#	Deutz AG	790,188	3,329,376
	Dierig Holding AG	8,750	88,331
	Dr. Hoenle AG	31,549	177,372
	Drillisch AG	104,645	179,446
#	Duerr AG	136,050	2,560,555
	DVB Bank SE	155,010	5,271,186
	Eckert & Ziegler AG	62,843	673,682
*	Elmos Semiconductor AG	67,127	183,549
	Energiekontor AG	116,851	548,720
# *	Escada AG	40,309	146,132
# *	Evotec AG	439,669	389,677
*	Freenet AG	478,662	3,000,730
	Gesco AG	11,877	550,024
*	GFT Technologies AG	333,736	926,945
	Gildemeister AG	456,906	4,442,637
#	Grammer AG	83,115	570,639
	Grenkeleasing AG	6,370	197,832
#	Heidelberger Druckmaschinen AG	1,009,790	7,265,757
# *	Hoeft & Wessel AG	64,435	255,523
# *	IDS Scheer AG	34,949	383,808
	Indus Holding AG	38,727	549,565
# *	Infineon Technologies AG	8,732,400	22,697,333
# *	Infineon Technologies AG ADR	124,000	317,440
*	Integralis AG	53,030	227,844
#	Isra Vision Systems AG	32,824	338,586
#	IVG Immobilien AG	1,153,282	9,866,229
# *	Jenoptik AG	839,839	3,824,998
*	Kampa AG	156,071	51,512
	Kizoo AG	25,497	155,454
#	Kloeckner & Co. SE	747,085	9,652,449
	Kontron AG	374,281	4,107,090
#	Krones AG	160,803	5,564,877
	KSB AG	6,000	2,426,622
#	Kuka AG	198,855	2,851,504
	KWS Saat AG	42,501	5,332,187
#	Lanxess AG	1,047,995	22,375,276
*	Leifheit AG	56,759	629,362
#	Leoni AG	425,692	6,110,553
	Loewe AG	60,672	667,281
	LPKF Laser & Electronics AG	7,700	25,611
*	M & S Elektronik AG	19,600	466
	Mannheimer AG Holding	27,000	83,583
*	Mediclin AG	845,838	3,337,834
# *	Medigene AG	239,343	1,418,418

14

#	Medion AG	413,316	3,185,527
*	Mosaic Software AG	12,800	508
*	Nexus AG	235,087	705,707
*	Norddeutsche Steingut AG	10,182	43,233
*	Nordwest Handel AG	11,313	100,754
#	Pfleiderer AG	1,105,768	6,208,248
# *	Plambeck Neue Energien AG	2,813	8,462
	Praktiker Bau-und Heimwerkermaerkte Holding AG	899,923	6,529,533
# *	Premiere AG	2,084,916	5,037,797
	Progress-Werk Oberkirch AG	1,159	25,437
*	QSC AG	74,802	128,213
	REALTECH AG	43,812	350,547
#	Rheinmetall AG	482,624	20,452,819
*	Rohwedder AG	51,228	92,328
	Ruecker AG	25,400	184,888
	Schlott Sebaldus AG	62,207	489,693
*	Sektkellerei Schloss Wachenheim AG	2,900	19,154
*	Senator Entertainment AG	10,730	6,940
	Silicon Sensor International AG	9,865	73,005
# *	Singulus Technologies AG	738,042	2,482,740
	Sixt AG	109,660	1,655,981
# *	Solon SE	94,063	1,078,359
*	Stoehr & Co. AG	44,310	152,162
#	Suedzucker AG	1,035,330	19,983,862
# *	Suess Microtec AG	337,217	779,089
	Syzygy AG	148,692	572,426
#	Technotrans AG	47,535	232,452
	Textilgruppe Hof AG	22,530	159,511
*	TFG Capital AG & Co. KGaA	194,789	366,009
#	TUI AG	1,120,651	12,188,415
*	UMS United Medical Systems International AG	108,308	600,375
	Umweltbank AG	25,780	466,872
#	Vivacon AG	614,297	1,191,829
	Vossloh AG	9,027	926,846
#	Wacker Neuson SE	329,394	2,985,378
	Westag & Getalit AG	10,653	137,350
	Wuerttembergische Lebensversicherung AG	19,344	437,631
	Wuerttembergische Metallwarenfabrik AG	80,490	2,054,208
*	Zapf Creation AG	29,235	31,981
TOTAL COMMON STOCKS			334,814,044

RIGHTS/WARRANTS — (0.0%)
*	Constantin Medien AG Rights 05/07/09	608,993	34,648

TOTAL — GERMANY			334,848,692

GREECE — (0.7%)
COMMON STOCKS — (0.7%)
*	Aegek S.A.	1,999,226	444,361
*	Alapis Holdings Industrial & Commercial S.A.	7,239,452	7,305,097
	Alco Hellas ABEE S.A.	175,813	138,466

15

*	Altec S.A. Information & Communication Systems	348,200	72,885
	Alumil Milonas Aluminum Industry S.A.	88,060	154,952
	Anek Lines S.A.	1,024,832	1,146,992
*	Aspis Bank S.A.	404,449	640,608
	Athens Medical Center S.A.	103,592	206,814
*	Atlantic Supermarkets S.A.	129,593	225,562
	Atti-Kat S.A.	1,024,038	630,087
	Bank of Greece	69,003	3,930,117
	Bitros Holdings S.A.	20,838	34,999
*	Edrasis-C.Psalllidas Technical Co.	128,713	72,488
	Elastron S.A.	76,014	73,621
*	Elgeka S.A.	144,630	164,935
	Ellaktor S.A.	847,025	5,481,008
*	Elval Aluminum Process Co.	10,849	22,323
*	Ergas S.A.	104,948	19,440
	ETEM S.A.	120,028	135,427
	Etma Rayon S.A.	39,176	73,086
	Euromedica S.A.	18,735	150,801
	EYDAP Athens Water Supply & Sewage Co. S.A.	58,200	468,298
*	Forthnet S.A.	32,627	53,801
	GEK Terna S.A.	358,754	2,144,492
	General Commercial S.A.	96,240	68,120
	Halkor S.A.	187,602	316,255
*	Hatzioannou Holdings S.A.	207,662	126,873
	Hellenic Cables S.A.	166,308	355,536
*	Hellenic Sugar Industry S.A.	109,591	190,644
	Heracles General Cement Co. S.A.	19,817	169,412
	Inform P. Lykos S.A.	32,320	79,192
	Intertech S.A.	9,750	12,399
*	Intracom Holdings S.A.	1,363,773	2,030,048
	J&P-Avax S.A.	94,430	315,584
*	Karatzis S.A.	31,775	57,504
	Kathimerini Publishing S.A.	73,740	496,598
*	Katselis Sons S.A. Bread Industry	114,825	85,849
	Lambrakis Press S.A.	161,043	463,160
	Loulis Mills S.A.	99,368	221,401
*	M.J. Mailis S.A.	86,950	37,396
*	Marfin Investment Group S.A.	98,345	421,693
	Michaniki S.A.	1,075,963	2,224,785
*	Mochlos S.A.	339,845	89,145
	Motodynamic S.A.	8,050	20,686
	Mytilineos Holdings S.A.	245,556	1,571,635
	Nirefs Acquaculture S.A.	219,446	217,611
*	Parnassos Enterprises S.A.	93,550	245,158
*	Pegasus Publishing S.A.	217,030	699,475
*	Petzetakis S.A.	126,213	48,535
	Proton Bank S.A.	32,320	41,180
	Real Estate Development & Services S.A.	127,940	302,309
	S&B Industrial Minerals S.A.	88,550	612,437
	Sanyo Hellas S.A.	622,961	186,804
*	Sato Office and Houseware	8,952	8,872
*	Selected Textile Ind. Assoc. S.A.	205,564	94,357

16

	Sfakianakis S.A.	115,110	244,645
	Sidenor Steel Products Manufacturing Co. S.A.	269,337	1,331,282
*	Spyroy Agricultural Products S.A.	103,200	91,592
*	Technical Olympic S.A.	1,183,700	387,854
	Teletypos S.A. Mega Channel	29,257	217,194
*	Themeliodomi S.A.	140,360	68,713
	Thrace Plastics Co. S.A.	244,480	244,380
	Viohalco S.A.	438,684	2,168,201
*	Vioter S.A.	774,258	426,762
*	Vis Container Manufacturing Co.	12,511	20,151

TOTAL — GREECE			40,802,087

HONG KONG — (1.8%)
COMMON STOCKS — (1.8%)
	Alco Holdings, Ltd.	710,000	141,328
	Allan International Holdings, Ltd.	1,086,000	119,525
	Allied Group, Ltd.	2,155,000	3,995,490
	Allied Properties, Ltd.	34,295,000	3,959,987
	Amax Entertainment Holdings, Ltd.	22,771,000	527,859
*	Applied Development Holdings, Ltd.	2,250,000	42,299
*	APT Satellite Holdings, Ltd.	1,032,000	159,869
	Asia Financial Holdings, Ltd.	4,014,106	1,026,999
*	Associated International Hotels, Ltd.	1,697,000	2,717,710
	Automated Systems Holdings, Ltd.	116,000	31,881
*	Beauforte Investors Corp., Ltd.	440,000	13,342
*	Burwill Holdings, Ltd.	47,300,400	972,356
	Capital Strategic Investment, Ltd.	37,630,000	661,185
#	Century City International Holdings, Ltd.	4,079,000	162,135
	Champion Technology Holdings, Ltd.	35,688,884	1,160,233
	Chen Hsong Holdings, Ltd.	1,576,000	319,377
#	Cheuk Nang (Holdings), Ltd.	2,707,449	384,276
	Chevalier International Holdings, Ltd.	2,344,491	874,071
	China Hong Kong Photo Products Holdings, Ltd.	5,107,000	242,179
*	China Infrastructure Investment, Ltd.	10,998,000	178,212
*	China Investments Holdings, Ltd.	1,186,800	24,188
	China Motor Bus Co.	57,000	287,617
*	China Renji Medical Group, Ltd.	26,682,000	204,309
*	China Resources Microelectronics, Ltd.	2,447,600	83,439
*	China Sci-Tech Holdings, Ltd.	6,875,184	195,492
*	China Solar Energy Holdings, Ltd.	11,802,905	162,786
*	China Star Entertainment, Ltd.	957,357	3,606
	China Timber Resources Group, Ltd.	17,751,680	155,501
*	China Yunnan Tin Minerals Group	6,088,000	131,186
*	China Zenith Chemical Group, Ltd.	1,080,000	23,675
	China Zirconium, Ltd.	725,200	370,731
	Chinney Investments, Ltd.	1,912,000	146,794
#	Chong Hing Bank, Ltd.	1,537,000	1,897,309
	Chow Sang Sang Holdings, Ltd.	2,554,800	1,541,039
	Chuang’s China Investments, Ltd.	11,422,000	264,563
	Chuang’s Consortium International, Ltd.	16,257,608	759,577
	Chun Wo Development Holdings, Ltd.	6,945,143	321,099

17

*	City e-Solutions, Ltd.	472,964	21,958
	City Telecom, Ltd.	2,301,845	414,683
*	Clear Media, Ltd.	470,000	141,756
*	Coastal Greenland, Ltd.	3,362,000	163,194
	Continental Holdings, Ltd.	506,000	32,786
#	Coslight Technology International Group, Ltd.	850,000	406,451
	Cosmos Machinery Enterprises, Ltd.	1,145,400	41,669
*	Dan Form Holdings Co., Ltd.	5,294,000	259,727
	Dawnrays Pharmaceutical (Holdings), Ltd.	244,000	25,359
#	Dickson Concepts International, Ltd.	850,630	267,680
*	Digitalhongong.com	12	—
*	Dynamic Global Holdings, Ltd.	990,000	9,179
	Dynamic Holdings, Ltd.	974,000	144,493
*	Easyknit International Holdings, Ltd.	4,658,440	79,363
	Emperor International Holdings, Ltd.	13,537,000	1,283,937
# *	eSun Holdings, Ltd.	5,496,400	662,710
*	Ezcom Holdings, Ltd.	67,280	417
#	Far East Consortium International, Ltd.	3,952,536	511,022
	First Natural Foods Holdings, Ltd.	6,810,000	259,218
	Fong’s Industries Co., Ltd.	1,470,000	170,252
*	Foundation Group, Ltd.	5,675,000	58,416
	Fountain Set Holdings, Ltd.	17,144,000	1,008,847
	Four Seas Food Investment Holdings, Ltd.	214,000	18,162
*	Frasers Property China, Ltd.	41,172,000	468,734
*	Freeman Corp., Ltd.	5,324,844	45,894
*	Global Green Tech Group, Ltd.	26,171,136	904,776
	Golden Resorts Group, Ltd.	17,260,000	301,006
	Golden Resources Development International, Ltd.	12,529,000	391,468
	Goldlion Holdings, Ltd.	2,668,000	534,641
	Golik Holdings, Ltd.	1,216,000	42,589
	Grande Holdings, Ltd.	3,148,000	284,831
#	Great Eagle Holdings, Ltd.	2,443,807	3,373,816
*	Group Sense International, Ltd.	2,152,000	42,396
#	Hang Fung Gold Technology, Ltd.	10,027,108	840,978
	Hang Ten Group Holdings, Ltd.	1,705,850	80,988
	Hanison Construction Holdings, Ltd.	289,216	16,809
*	Hanny Holdings, Ltd.	3,841,536	206,584
	Harbour Centre Development, Ltd.	1,492,000	867,706
*	Hi Sun Technology (China), Ltd.	4,119,000	395,087
	High Fashion International, Ltd.	962,000	166,108
#	HKR International, Ltd.	17,367,998	4,495,310
	Hon Kwok Land Investment Co., Ltd.	7,212,535	1,398,513
*	Hong Fok Land, Ltd.	4,248,000	5,481
	Hong Kong and Shanghai Hotels, Ltd.	3,847,217	2,908,586
	Hong Kong Ferry (Holdings) Co., Ltd.	1,744,000	975,663
*	Hong Kong Parkview Group, Ltd.	646,000	35,170
	Hongkong Chinese, Ltd.	17,531,100	1,190,627
*	Hop Hing Group Holdings, Ltd.	724,800	28,057
	Hsin Chong Construction Group, Ltd.	1,482,000	125,470
	Hung Hing Printing Group, Ltd.	1,603,275	236,224
	Hysan Development Co., Ltd.	1,585	2,879
	I-Cable Communications, Ltd.	4,440,000	349,921

18

*	IDT International, Ltd.	2,200,000	37,013
*	Imagi International Holdings, Ltd.	3,037,000	121,479
*	Interchina Holdings Co., Ltd.	99,355,000	435,877
	IPE Group, Ltd.	3,485,000	136,441
#	ITC Corp., Ltd.	1,342,531	93,543
*	Jinchang Pharmaceutical Holdings, Ltd.	507,600	—
	Jinhui Holdings Co., Ltd.	1,348,000	223,794
	Jiuzhou Development Co., Ltd.	18,230,000	868,247
	K Wah International Holdings, Ltd.	17,460,990	2,723,017
	Kantone Holdings, Ltd.	28,931,028	491,022
*	Karce International Holdings Co., Ltd.	1,608,000	21,011
	Keck Seng Investments (Hong Kong), Ltd.	2,734,000	1,032,000
	Kee Shing Holdings	256,000	13,857
	Kin Yat Holdings, Ltd.	1,172,000	175,373
	King Fook Holdings	338,000	21,753
	Kingmaker Footwear Holdings, Ltd.	338,000	29,110
#	Kowloon Development Co., Ltd.	1,594,000	762,276
*	KTP Holdings, Ltd.	758,000	34,151
	Kwoon Chung Bus Holdings, Ltd.	1,432,000	162,545
*	Lai Sun Garment International, Ltd.	35,306,000	1,169,766
	Lam Soon Hong Kong, Ltd.	203,250	82,480
	Lerado Group Holding Co.	9,010,000	648,506
	Lippo, Ltd.	2,547,500	369,776
	Liu Chong Hing Investment, Ltd.	2,066,000	980,846
#	Luks Industrial Group, Ltd.	758,642	289,801
	Magnificent Estates, Ltd.	34,794,600	375,317
	Melbourne Enterprises, Ltd.	41,000	259,286
# *	Melco International Development, Ltd.	6,675,000	3,274,606
	Min Xin Holdings	3,688,000	1,287,394
*	Minmetals Holdings, Ltd.	8,816,000	867,851
	Miramar Hotel & Investment Co., Ltd.	1,729,000	1,263,301
*	Nam Fong International Holdings, Ltd.	1,740,000	77,743
*	Nam Hing Holdings, Ltd.	98,000	2,900
	Nam Tai Electronic & Electrical Products, Ltd.	2,213,000	425,464
	Nanyang Holdings, Ltd.	101,350	100,753
	National Electronics Holdings	5,104,000	197,573
*	New City China Development, Ltd.	6,760	231
	New World China Land, Ltd.	7,159,200	2,786,377
	New World Development Co., Ltd.	1,123	1,472
*	Ngai Lik Industrial Holdings, Ltd.	11,062,000	133,704
	Norstar Founders Group, Ltd.	456,000	42,952
*	Orient Power Holdings, Ltd.	2,182,573	52,945
	Oriental Watch Holdings, Ltd.	1,128,000	160,742
	Pacific Andes International Holdings, Ltd.	12,488,657	1,312,307
*	Pacific Century Premium Developments, Ltd.	16,851,000	3,332,926
	Paliburg Holdings, Ltd.	10,312,900	1,354,808
#	Playmates Holdings, Ltd.	2,445,700	317,624
# *	Playmates Toys, Ltd.	1,941,000	20,411
	Pokfulam Development Co., Ltd.	244,000	103,777
#	Public Financial Holdings, Ltd.	2,610,000	910,460
*	PYI Corp., Ltd.	8,611,175	488,889
	Regal Hotels International Holdings, Ltd.	74,000	14,263

19

	Rivera Holdings, Ltd.	3,152,000	72,942
	Roadshow Holdings, Ltd.	2,956,000	221,544
*	San Miguel Brewery	1,130,400	145,094
*	Sanyuan Group, Ltd.	258,750	5,008
	Sea Holdings, Ltd.	1,541,000	475,105
	Shell Electric Manufacturing Co., Ltd.	5,105,974	1,538,389
	Shougang Concord Century Holdings, Ltd.	12,362,000	587,387
#	Shui On Construction & Materials, Ltd.	422,000	447,446
*	Shun Ho Resources Holdings, Ltd.	510,000	56,564
*	Shun Ho Technology Holdings, Ltd.	814,380	54,475
	Silver Grant International Industries, Inc.	25,552,000	3,184,799
*	Sincere Co., Ltd.	2,258,000	52,447
	Sing Tao News Corp., Ltd.	3,000,000	127,844
#	Singamas Container Holdings, Ltd.	5,514,000	336,878
*	Sino-i Technology, Ltd.	125,557,000	754,356
	SIS International Holdings, Ltd.	376,000	47,450
*	Solomon Systech International, Ltd.	16,886,000	627,563
	South China (China), Ltd.	5,910,000	258,805
	South China Financial Holdings, Ltd.	8,121,600	48,688
	South China Holdings, Ltd.	4,060,800	367,270
	Stelux Holdings International, Ltd.	4,087,254	249,729
*	Styland Holdings, Ltd.	1,362,446	4,344
#	Sun Hung Kai & Co., Ltd.	4,032,632	2,233,606
	Sunway International Holdings, Ltd.	1,002,000	20,491
	Symphony Holdings, Ltd.	7,847,000	179,957
	Synergis Holdings, Ltd.	330,486	28,115
	Tai Cheung Holdings, Ltd.	5,486,000	2,067,218
	Tai Fook Securities Group, Ltd.	3,411,586	646,267
	Tai Sang Land Development, Ltd.	1,265,900	363,208
	Tak Sing Alliance Holdings, Ltd.	4,357,335	340,057
#	Tan Chong International, Ltd.	3,843,000	640,235
	Tern Properties	168,000	60,807
*	Tian Teck Land	800,000	530,280
*	Titan Petrochemicals Group, Ltd.	23,420,000	356,826
*	Tomorrow International Holdings, Ltd.	2,597,570	59,970
	Tungtex (Holdings) Co., Ltd.	558,000	70,973
	Tysan Holdings, Ltd.	614,000	39,162
	Upbest Group, Ltd.	3,280,000	273,569
*	U-Right International Holdings, Ltd.	39,602,000	71,539
	USI Holdings, Ltd.	672,749	126,341
	Varitronix International, Ltd.	2,050,000	405,474
	Victory City International Holdings, Ltd.	2,606,005	174,887
*	VST Holdings, Ltd.	2,202,000	200,379
*	Warderly International Holdings, Ltd.	1,705,000	105,599
	Wheelock Properties, Ltd.	6,356,000	2,550,044
*	Winfoong International, Ltd.	4,248,000	49,080
	Wing On Co. International, Ltd.	2,597,000	2,491,927
	Wing Shan International	2,084,000	113,546
	Wong’s International (Holdings), Ltd.	209,000	18,534
*	Wonson International Holdings, Ltd.	2,000,000	2,824
*	Xpress Group, Ltd.	431,200	3,087
*	Y. T. Realty Group, Ltd.	1,726,000	218,744

20

	Yangtzekiang Garment, Ltd.	372,000	50,684
	Yau Lee Holdings, Ltd.	1,409,750	146,083
TOTAL COMMON STOCKS			105,354,215

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	398,700	5,144
*	Asia Standard Hotel Group, Ltd. Rights 08/27/10	20,958,000	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	26,815,864	—
*	Cheuk Nang (Holdings), Ltd. Warrants 05/04/10	451,241	20,378
*	China Infrastructure Investment, Ltd. Warrants 06/06/09	1,164,000	1,502
*	China Sci-Tech Holdings, Ltd. Warrants 05/10/11	1,145,864	3,253
*	COL Capital, Ltd. Warrants 07/27/09	439,320	567
*	Hanny Holdings, Ltd. Warrants 09/16/10	768,307	5,948
*	Harbour Centre Development, Ltd. Rights 05/11/09	746,000	32,246
*	ITC Corp., Ltd. Rights 05/14/09	5,370,124	235,591
*	ITC Corp., Ltd. Warrants 11/04/09	5,370,124	6,929
*	ITC Properties Group, Ltd. Warrants 06/02/10	15,060,000	19,432
*	Lippo, Ltd. Warrants 07/04/11	254,750	2,958
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	10,800	—
*	Playmates Holdings, Ltd. Warrants 10/14/10	489,140	22,721
*	PYI Corp., Ltd. Warrants 09/25/09	688,115	1,953
*	South China (China), Ltd. Rights 09/06/10	1,182,000	10,371
*	Xpress Group, Ltd. Rights 05/19/09	86,240	67
TOTAL RIGHTS/WARRANTS			369,060

TOTAL — HONG KONG			105,723,275

IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
*	Abbey P.L.C.	361,926	1,956,605
*	Aer Lingus Group P.L.C.	27,750	26,365
*	Anglo Irish Bank Corp. P.L.C.	708,018	203,281
*	BlackRock International Land P.L.C.	1,302,200	64,784
	C&C Group P.L.C.	488,909	1,135,295
*	Datalex P.L.C.	1,342,862	492,927
	DCC P.L.C.	697,178	12,599,054
	Donegal Creameries P.L.C.	28,204	80,591
*	Dragon Oil P.L.C.	1,038,268	3,896,490
	FBD Holdings P.L.C.	35,952	284,236
	Fyffes P.L.C.	7,172,397	2,840,917
	Grafton Group P.L.C.	603,638	2,132,457
	Greencore Group P.L.C.	590,708	622,784
*	Greencore Group P.L.C.	91,835	118,647
	IFG Group P.L.C.	184,564	155,071
*	Irish Continental Group P.L.C.	547,612	8,407,674
	Irish Life & Permanent P.L.C.	2,006,007	5,069,227
	Kingspan Group P.L.C.	51,668	267,211
*	Lantor P.L.C.	77,019	—
*	McInerney Holdings P.L.C.	599,186	71,133
*	Prime Active Capital P.L.C.	13,823	2,180
*	Qualceram Shires P.L.C.	30,338	3,211

21

	Readymix P.L.C.	1,416,906	469,611
	Smurfit Kappa Group P.L.C.	660,846	1,935,739
	Total Produce P.L.C.	3,890,136	1,524,224
*	Waterford Wedgwood P.L.C.	19,269,829	22,946

TOTAL — IRELAND			44,382,660

ITALY — (3.7%)
COMMON STOCKS — (3.7%)
	Acegas-APS SpA	351,724	2,456,476
#	Actelios SpA	24,817	127,215
*	Aedes SpA	32,494	27,548
	Amplifon SpA	506,572	1,286,251
#	Banca Finnat Euramerica SpA	373,722	239,841
*	Banca Italease SpA	1,463,747	2,844,348
#	Banca Piccolo Credito Valtellinese Scarl SpA	1,197,479	9,376,635
#	Banca Popolare dell’Etruria e del Lazio Scarl	1,220,423	7,169,802
#	Banca Popolare di Milano Scarl	10,046,420	58,408,757
	Banca Popolare di Spoleto SpA	500	3,510
#	Benetton Group SpA	583,228	4,621,646
#	Buzzi Unicem SpA	48,234	706,260
	C.I.R. SpA - Compagnie Industriali Riunite	6,653,988	8,665,100
#	Caltagirone Editore SpA	717,734	1,672,163
#	Caltagirone SpA	690,153	2,405,018
#	Carraro SpA	182,281	646,358
#	Cembre SpA	12,452	56,535
#	Cementir SpA	2,053,309	7,389,498
	Centrale del Latte di Torino & Co. SpA	103,570	275,177
#	Credito Artigiano SpA	1,222,372	3,330,876
	Credito Emiliano SpA	104,780	523,675
	CSP International Fashion Group SpA	220,420	223,843
	Danieli & Co. SpA	329,838	3,730,094
# *	De Longhi SpA	1,089,196	2,592,873
*	EEMS Italia SpA	59,618	105,110
*	Elica SpA	13,095	15,748
*	ErgyCapital SpA	18,702	16,786
	Esprinet SpA	20,932	154,552
#	Fondiaria - Sai SpA	929,521	15,457,963
# *	Gefran SpA	158,318	457,954
# *	Gemina SpA	10,011,550	5,082,341
*	Giovanni Crespi SpA	356,351	121,833
#	Granitifiandre SpA	24,518	79,850
	Gruppo Ceramiche Ricchetti SpA	324,663	393,437
*	I Grandi Viaggi SpA	283,577	353,234
	Immsi SpA	1,284,369	1,208,389
#	Industria Romagnola Conduttori Elettrici SpA	156,907	338,721
#	Intek SpA	2,613,311	1,314,841
#	Italcementi SpA	870,531	10,479,616
	Italmobiliare SpA	176,980	6,714,816
#	KME Group SpA	2,824,728	2,422,759
#	Milano Assicurazioni SpA	5,585,504	17,072,039
*	Monrif SpA	183,000	108,687

22

*	Montefibre SpA	1,371,144	277,399
*	Olidata SpA	262,292	157,416
*	Pagnossin SpA	79,000	—
# *	Pirelli & C. Real Estate SpA	85,142	492,672
	Pirelli & Co. SpA	54,410,878	21,167,574
*	Poligrafici Editoriale SpA	257,869	129,591
	Premafin Finanziaria SpA	5,608,879	7,191,462
*	RDM Realty SpA	16,446	36,457
*	Reno de Medici SpA	3,148,556	768,865
*	Richard-Ginori 1735 SpA	134,357	21,759
# *	Risanamento Napoli SpA	372,485	109,593
#	Safilo Group SpA	2,639,388	1,508,599
*	Seat Pagine Gialle SpA	199,755	51,951
*	Snai SpA	28,036	102,940
*	Snia SpA	1,149,171	244,335
*	Societa Partecipazioni Finanziarie SpA	4,853	1,082
*	Sogefi SpA	141,810	200,720
#	Sol SpA	129,652	566,554
*	Sorin SpA	2,577,083	2,565,085
# *	Stefanel SpA	601,938	275,372
	Unipol Gruppo Finanziario SpA	5,263,027	6,540,660
#	Vianini Industria SpA	189,600	367,597
#	Vianini Lavori SpA	359,927	2,021,675
*	Vincenzo Zucchi SpA	122,989	66,911
TOTAL COMMON STOCKS			225,544,444

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 12/30/11	701,260	48,248

TOTAL — ITALY			225,592,692

JAPAN — (23.4%)
COMMON STOCKS — (23.4%)
	Achilles Corp.	1,034,000	1,430,860
	Adeka Corp.	261,600	1,658,577
#	Aderans Holdings Co., Ltd.	24,900	241,247
# *	Advanex, Inc.	47,000	36,382
	Agro-Kanesho Co., Ltd.	18,000	133,344
#	Ahresty Corp.	116,200	396,090
	Aichi Machine Industry Co., Ltd.	1,523,000	3,628,034
	Aichi Steel Corp.	56,000	185,218
	Aida Engineering, Ltd.	949,000	2,636,421
	Aigan Co., Ltd.	405,000	2,188,221
	Airport Facilities Co., Ltd.	276,600	1,414,538
#	Aisan Industry Co., Ltd.	157,800	967,094
	Aloka Co., Ltd.	242,100	1,753,005
#	Alpine Electronics, Inc.	223,200	1,800,629
	Alps Electric Co., Ltd.	1,099,300	5,878,823
#	Altech Co., Ltd.	155,700	268,641
	Ando Corp.	1,740,000	2,544,693
#	Anritsu Corp.	72,000	250,541

23

#	AOC Holdings, Inc.	377,400	2,293,391
	AOI Advertising Promotion, Inc.	11,500	52,885
	AOI Electronics Co., Ltd.	26,400	160,894
	AOKI Holdings, Inc.	317,600	2,807,565
	Aoyama Trading Co., Ltd.	371,300	5,341,909
	Arakawa Chemical Industries, Ltd.	270,300	1,762,473
	Araya Industrial Co., Ltd.	1,049,000	1,216,262
#	Arisawa Manufacturing Co., Ltd.	289,182	1,087,171
	Aronkasei Co., Ltd.	393,000	1,101,410
#	ART Corp.	33,100	372,452
	Asahi Kogyosha Co., Ltd.	477,000	1,482,828
	Asahi Organic Chemicals Industry Co., Ltd.	1,278,000	3,155,661
# *	Asahi Tec Corp.	3,776,000	1,653,965
	Ashimori Industry Co., Ltd.	1,323,000	1,450,572
	Asia Air Survey Co., Ltd.	79,000	177,834
	ASKA Pharmaceutical Co., Ltd.	341,000	2,752,439
	Asti Corp.	81,000	117,536
	Asunaro Aoki Construction Co., Ltd.	711,500	2,633,314
	Ataka Construction & Engineering Co., Ltd.	136,000	277,355
	Atsugi Co., Ltd.	4,965,000	6,785,796
#	Autobacs Seven Co., Ltd.	460,900	12,599,214
	Bando Chemical Industries, Ltd.	22,000	51,647
# *	Bank of the Ryukyus, Ltd.	429,500	3,342,054
#	Belluna Co., Ltd.	408,362	1,272,589
#	Best Denki Co., Ltd.	1,729,500	5,190,935
	Biken Techno Corp.	61,400	207,819
	Bookoff Corp.	100	819
#	Bunka Shutter Co., Ltd.	452,000	1,445,893
	Calsonic Kansei Corp.	2,699,000	5,055,851
	Catena Corp.	243,000	574,108
	Cawachi, Ltd.	24,000	368,796
# *	Cecile Co., Ltd.	134,600	252,279
# *	Cedyna Financial Corp.	632,400	1,131,966
	Central Glass Co., Ltd.	1,489,000	5,652,401
	Central Security Patrols Co., Ltd.	45,800	374,938
	CFS Corp.	15,500	95,299
	Chodai Co., Ltd.	58,000	169,674
#	Chofu Seisakusho Co., Ltd.	270,000	4,977,367
#	Chubu Shiryo Co., Ltd.	218,000	1,248,733
#	Chudenko Corp.	501,760	7,051,468
	Chuetsu Pulp and Paper Co., Ltd.	1,970,000	5,597,964
*	Chugai Mining Co., Ltd.	2,129,400	584,662
	Chuo Corp.	30,000	1,511
	Chuo Gyorui Co., Ltd.	664,000	1,080,499
	Chuo Spring Co., Ltd.	912,000	2,428,112
#	Cleanup Corp.	501,000	2,040,620
#	CMK Corp.	851,400	4,528,046
	Coca-Cola Central Japan Co., Ltd.	523,700	6,364,406
# *	Columbia Music Entertainment, Inc.	477,000	164,963
	Computer Engineering & Consulting, Ltd.	47,500	296,259
	Corona Corp.	362,300	3,354,937
	Creed Corp.	597	920

24

	Cresco, Ltd.	102,600	519,981
	Cross Plus, Inc.	81,100	861,201
# *	CSK Holdings Corp.	389,900	2,059,544
	CTI Engineering Co., Ltd.	211,800	1,126,708
	Dai-Dan Co., Ltd.	587,000	2,503,435
	Daido Kogyo Co., Ltd.	403,000	633,954
#	Daido Metal Co., Ltd.	403,000	1,641,926
	Dai-ichi Kogyo Seiyaku Co., Ltd.	670,000	1,330,733
#	Daiki Aluminium Industry Co., Ltd.	161,000	265,355
#	Daiko Clearing Services Corp.	334,300	1,829,262
*	Daiko Denshi Tsushin, Ltd.	89,000	149,861
# *	Daikyo, Inc.	4,857,236	5,935,906
	Daimaruenawin Co., Ltd.	10,600	58,758
	Dainichi Co., Ltd.	263,600	1,378,305
# *	Dainippon Screen Manufacturing Co., Ltd.	581,000	1,277,924
*	Daito Woolen Spinning & Weaving Co., Ltd.	726,000	664,644
	Daiwa Odakyu Construction Co., Ltd.	183,000	391,826
	DC Co., Ltd.	442,000	1,288,197
	Denyo Co., Ltd.	261,700	1,723,347
	Dijet Industrial Co., Ltd.	53,000	95,457
	DMW Corp.	58,800	752,056
#	DyDo Drinco, Inc.	103,600	2,750,161
	Eagle Industry Co., Ltd.	29,000	103,081
# *	Ebara Corp.	350,000	947,557
#	Edion Corp.	318,000	1,506,902
*	Edosawa Co., Ltd.	47,000	56,735
	Eikoh, Inc.	54,000	143,493
# *	Elpida Memory, Inc.	544,800	5,834,681
#	Enplas Corp.	582,000	5,441,674
#	ESPEC Corp.	260,300	1,458,655
	Exedy Corp.	67,900	1,263,037
*	Fine Sinter Co., Ltd.	84,000	131,645
# *	First Baking Co., Ltd.	1,170,000	1,131,455
#	Fudo Tetra Corp.	381,300	284,525
	Fuji Electric Engineering & Construction Co., Ltd.	44,000	69,595
#	Fuji Electric Holdings Co., Ltd.	2,367,000	4,070,629
# *	Fuji Kiko Co., Ltd.	169,000	181,590
	Fujicco Co., Ltd.	317,600	3,519,378
	Fujikura Rubber, Ltd.	30,000	90,692
	Fujikura, Ltd.	431,000	1,487,802
	Fujitec Co., Ltd.	10,000	39,583
	Fujitsu Business Systems, Ltd.	451,100	5,353,360
	Fujitsu Frontech, Ltd.	346,100	3,020,718
#	Fukuda Corp.	12,000	16,366
#	Fukuyama Transporting Co., Ltd.	2,602,000	10,103,730
	Funai Electric Co., Ltd.	96,400	2,741,523
	Fuso Dentsu Co., Ltd.	74,000	224,360
#	Fuso Pharmaceutical Industries, Ltd.	1,041,000	2,747,347
	Futaba Corp.	661,200	11,807,757
#	Futaba Industrial Co., Ltd.	425,100	1,915,789
	Fuyo General Lease Co., Ltd.	20,000	336,368
#	Gakken Co., Ltd.	1,799,000	3,001,066

25

	Gecoss Corp.	452,500	1,969,098
	Global-Dining, Inc.	53,700	96,312
	Godo Steel, Ltd.	2,209,000	5,732,184
	Goldcrest Co., Ltd.	95,510	2,189,564
# *	Goldwin, Inc.	200,000	326,261
	Gourmet Kineya Co., Ltd.	216,000	1,318,479
*	Gro-BeLS Co., Ltd.	774,000	150,634
#	Gulliver International Co., Ltd.	29,250	577,357
#	Gun-Ei Chemical Industry Co., Ltd.	1,441,000	2,928,513
	Gunze, Ltd.	569,000	1,853,366
	Hakuto Co., Ltd.	115,900	672,993
	Happinet Corp.	800	9,065
	Harima Chemicals, Inc.	395,000	1,340,029
	Haruyama Trading Co., Ltd.	299,000	993,140
	Hazama Corp.	1,583,000	1,387,606
	Heiwa Real Estate Co., Ltd.	645,000	1,671,655
	Hibiya Engineering, Ltd.	647,000	5,502,722
	Higashi-Nippon Bank, Ltd.	1,301,000	3,273,791
#	Hino Motors, Ltd.	771,000	2,217,665
	Hitachi Business Solution Co., Ltd.	27,600	147,572
	Hitachi Cable, Ltd.	822,000	2,310,760
#	Hitachi Kokusai Electric, Inc.	302,000	1,742,854
	Hitachi Maxell, Ltd.	1,001,600	9,683,119
	Hitachi Medical Corp.	652,000	5,132,379
	Hitachi Metals Techno, Ltd.	53,500	195,255
#	Hitachi Plant Technologies, Ltd.	232,000	944,881
#	Hodogaya Chemical Co., Ltd.	965,000	1,793,534
	Hokkaido Coca-Cola Bottling Co., Ltd.	466,000	2,242,760
	Hokkan Holdings, Ltd.	907,000	2,054,754
	Hokko Chemical Industry Co., Ltd.	374,000	1,117,267
#	Hokuetsu Paper Mills, Ltd.	3,429,000	15,083,066
	Hokuriku Electrical Construction Co., Ltd.	205,000	623,374
	Horipro, Inc.	155,300	1,252,675
*	Howa Machinery, Ltd.	657,000	386,816
	I Metal Technology Co., Ltd.	428,000	806,195
	Ichikawa Co., Ltd.	310,000	706,860
#	Ichikoh Industries, Ltd.	277,000	337,626
	Ihara Chemical Industry Co., Ltd.	740,000	2,089,830
# *	Image Holdings Co., Ltd.	251,500	401,796
#	Imasen Electric Industrial Co., Ltd.	94,200	649,258
*	Impress Holdings, Inc.	445,400	483,861
	Inaba Seisakusho Co., Ltd.	37,000	356,273
	Inabata and Co., Ltd.	1,059,400	2,850,078
#	Ines Corp.	1,202,600	6,404,412
*	Invoice, Inc.	1,445	7,812
	Ishikawajima Transport Machinery Co., Ltd.	297,000	867,458
#	Ishizuka Glass Co., Ltd.	659,000	1,125,099
	Itochu-Shokuhin Co., Ltd.	7,600	242,254
	Itoham Foods, Inc.	2,080,000	6,337,776
	Itoki Corp.	313,200	799,298
	Iwaki & Co., Ltd.	773,000	1,492,102
#	Iwasaki Electric Co., Ltd.	1,739,000	3,122,089

26

# *	Iwatsu Electric Co., Ltd.	195,000	176,696
#	Izumiya Co., Ltd.	1,605,000	8,310,122
# *	Janome Sewing Machine Co., Ltd.	689,000	365,390
	Japan Digital Laboratory Co., Ltd.	482,500	4,330,109
#	Japan Foundation Engineering Co., Ltd.	590,600	1,278,923
#	Japan Medical Dynamic Marketing, Inc.	451,900	791,297
	Japan Oil Transportation Co., Ltd.	576,000	1,046,495
#	Japan Pulp & Paper Co., Ltd.	1,485,000	3,945,029
#	Japan Radio Co., Ltd.	475,000	993,511
	Japan Steel Tower Co., Ltd.	156,000	474,549
#	Japan Transcity Corp.	589,000	1,551,701
	Jastec Co., Ltd.	18,800	86,486
	JBIS Holdings, Inc.	37,700	118,403
	Jeans Mate Corp.	11,708	57,580
	JIEC Co., Ltd.	50	28,191
	JMS Co., Ltd.	655,000	2,378,807
#	Joban Kosan Co., Ltd.	936,000	1,425,690
#	Joint Corp.	497,100	753,788
	JSP Corp.	322,700	1,688,805
#	Juki Corp.	444,000	534,493
	Juntendo Co., Ltd.	57,000	60,070
# *	JVC Kenwood Holdings, Inc.	11,548,000	6,841,407
	K.R.S. Corp.	157,800	1,503,468
# *	Kamagai Gumi Co., Ltd.	140,000	80,019
	Kameda Seika Co., Ltd.	5,800	82,493
	Kamei Corp.	479,000	2,105,422
	Kanaden Corp.	465,000	2,059,174
	Kanamoto Co., Ltd.	447,000	1,629,926
	Kanematsu Electronics, Ltd.	89,700	592,947
	Kanto Natural Gas Development Co., Ltd.	457,000	2,395,613
	Kasai Kogyo Co., Ltd.	196,000	401,757
	Katakura Chikkarin Co., Ltd.	249,000	794,751
	Kato Sangyo Co., Ltd.	98,800	1,373,162
	Kato Works Co., Ltd.	749,000	1,370,835
	Kawasaki Kasei Chemicals, Ltd.	658,000	627,654
	Kawasumi Laboratories, Inc.	239,000	1,258,046
	Kayaba Industry Co., Ltd.	175,000	317,941
	Keihanshin Real Estate Co., Ltd.	190,000	647,053
#	Keihin Corp.	123,900	1,573,261
# *	Kenedix, Inc.	10,719	1,658,726
#	Key Coffee, Inc.	23,500	354,102
*	Kinki Nippon Tourist Co., Ltd.	11,000	11,086
# *	Kishu Paper Co., Ltd.	2,645,000	2,155,783
#	Kitagawa Iron Works Co., Ltd.	123,000	133,479
#	Kitano Construction Corp.	786,000	1,823,140
	Kitazawa Sangyo Co., Ltd.	247,000	452,745
#	Koa Corp.	570,100	3,404,403
	Koekisha Co., Ltd.	68,700	1,190,686
	Kohnan Shoji Co., Ltd.	247,200	2,170,633
	Koito Industries, Ltd.	304,000	728,469
#	Kojima Co., Ltd.	696,000	2,452,336
#	Kokuyo Co., Ltd.	1,316,411	9,726,223

27

	Komai Tekko, Inc.	799,000	1,743,309
#	Komatsu Seiren Co., Ltd.	717,000	2,720,785
	Komatsu Wall Industry Co., Ltd.	146,900	1,542,993
	Komori Corp.	586,300	5,502,916
#	Konaka Co., Ltd.	643,749	1,474,913
	Kondotec, Inc.	35,000	208,039
#	Konishi Co., Ltd.	264,600	2,036,922
#	Kosei Securities Co., Ltd.	614,000	582,618
	Ku Holdings Co., Ltd.	171,700	426,614
#	Kumiai Chemical Industry Co., Ltd.	1,040,000	3,277,019
	Kurabo Industries, Ltd.	5,327,000	10,394,951
# *	Kurimoto, Ltd.	4,060,000	3,388,372
#	Kuroda Electric Co., Ltd.	42,000	287,171
	Kuroganeya Co., Ltd.	99,000	335,627
#	Kyodo Printing Co., Ltd.	1,897,000	4,098,252
	Kyoei Sangyo Co., Ltd.	363,000	715,171
#	Kyokuto Boeki Kaisha, Ltd.	499,000	703,383
	Kyokuto Kaihatsu Kogyo Co., Ltd.	844,550	3,574,990
	Kyosan Electric Manufacturing Co., Ltd.	819,000	2,700,565
	Kyowa Leather Cloth Co., Ltd.	352,500	1,394,455
	Kyudenko Corp.	977,000	6,074,911
	Lapine Co., Ltd.	145,000	116,714
# *	Lonseal Corp.	306,000	400,264
#	Macnica, Inc.	125,400	1,403,257
#	Maeda Corp.	4,690,000	15,115,606
	Maeda Road Construction Co., Ltd.	889,000	7,408,022
#	Maezawa Industries, Inc.	279,600	532,521
#	Maezawa Kaisei Industries Co., Ltd.	179,300	1,624,367
	Maezawa Kyuso Industries Co., Ltd.	109,300	1,805,632
#	Makino Milling Machine Co., Ltd.	635,000	1,956,695
#	Marubun Corp.	256,100	647,316
	Marudai Food Co., Ltd.	2,925,000	6,502,276
	Maruei Department Store Co., Ltd.	558,400	984,892
#	Maruwa Co., Ltd.	118,400	1,308,814
	Maruwn Corp.	296,200	796,857
#	Maruyama Manufacturing Co., Inc.	97,000	176,922
*	Maruzen Co., Ltd. (6569583)	127,000	107,228
	Maruzen Co., Ltd. (6573498)	20,000	68,317
	Maruzen Showa Unyu Co., Ltd.	1,302,000	3,435,183
	Maspro Denkoh Corp.	389,200	3,513,005
	Matsui Construction Co., Ltd.	447,700	1,746,443
# *	Meiji Machine Co., Ltd.	1,572,000	848,391
#	Meiwa Estate Co., Ltd.	322,500	1,087,379
	Meiwa Industry Co., Ltd.	152,000	233,596
#	Mercian Corp.	3,153,000	5,463,290
	Mesco, Inc.	92,000	373,149
	Mikuni Coca-Cola Bottling Co., Ltd.	366,500	2,799,910
	Mikuni Corp.	179,000	204,521
# *	Misawa Homes Co., Ltd,	124,700	375,909
	Mito Securities Co., Ltd.	16,000	33,135
*	Mitsuba Corp.	883,000	2,661,285
	Mitsubishi Pencil Co., Ltd.	14,500	150,705

28

	Mitsui High-Tec, Inc.	131,200	1,055,716
#	Mitsui Matsushima Co., Ltd.	320,000	351,317
*	Mitsui Mining and Smelting Co., Ltd.	23,000	45,532
	Mitsumura Printing Co., Ltd.	88,000	284,103
#	Mitsuuroko Co., Ltd.	792,400	4,605,826
#	Miyoshi Oil & Fat Co., Ltd.	1,192,000	1,585,878
	Miyuki Keori Co., Ltd.	533,000	1,005,270
#	Mizuno Corp.	618,000	2,426,715
#	Mori Seiki Co., Ltd.	123,500	1,196,383
	Morita Holdings Corp.	138,000	464,089
	Morozoff, Ltd.	409,000	1,250,643
	Mory Industries, Inc.	582,000	1,187,290
#	MR Max Corp.	675,300	2,929,173
*	Mutoh Holdings Co., Ltd.	49,000	77,837
	Mutow Co., Ltd.	498,200	2,157,159
	Nagase & Co., Ltd.	284,000	2,175,669
	Nakabayashi Co., Ltd.	964,000	1,923,254
	Nakayama Steel Works, Ltd.	3,072,000	7,252,292
	NEC Capital Solutions, Ltd.	176,300	1,442,413
*	NEC Electronics Corp.	287,800	3,033,895
#	Neturen Co., Ltd.	264,000	2,004,251
#	New Japan Radio Co., Ltd.	148,000	384,723
	NHK Spring Co., Ltd.	120,000	554,718
	Nice Holdings, Inc.	1,406,000	2,102,237
	Nichia Steel Works, Ltd.	854,200	2,222,527
#	Nichiban Co., Ltd.	567,000	1,753,177
#	Nichicon Corp.	1,367,100	13,118,647
#	Nichiha Corp.	287,700	1,596,076
#	Nichimo Co., Ltd.	920,000	1,528,586
	Nichireki Co., Ltd.	554,000	1,641,001
#	Nihon Eslead Corp.	53,048	185,980
	Nihon Kagaku Sangyo Co., Ltd.	16,000	71,591
	Nihon Matai Co., Ltd.	589,000	507,655
#	Nihon Shokuh Kako Co., Ltd.	170,000	535,111
	Nihon Tokushu Toryo Co., Ltd.	75,000	215,553
	Nikko Co., Ltd.	527,000	1,437,805
	Nippo Corp.	1,643,000	12,348,470
	Nippon Beet Sugar Manufacturing Co., Ltd.	3,043,000	6,767,833
#	Nippon Ceramic Co., Ltd.	6,000	59,786
	Nippon Chemical Industrial Co., Ltd.	1,609,000	3,030,329
#	Nippon Chemi-Con Corp.	1,661,000	4,126,354
#	Nippon Chutetsukan K.K.	582,000	746,224
#	Nippon Concrete Industries Co., Ltd.	1,088,000	1,392,431
#	Nippon Densetsu Kogyo Co., Ltd.	132,000	1,127,115
	Nippon Denwa Shisetu Co., Ltd.	824,000	2,268,064
	Nippon Felt Co., Ltd.	73,100	299,742
	Nippon Fine Chemical Co., Ltd.	332,900	1,715,707
#	Nippon Flour Mills Co., Ltd.	1,961,000	7,573,479
*	Nippon Foil Manufacturing Co., Ltd.	222,000	219,540
*	Nippon Formula Feed Manufacturing Co., Ltd.	14,000	13,941
	Nippon Hume Corp.	544,000	1,432,153
	Nippon Jogesuido Sekkei Co., Ltd.	218	161,627

29

	Nippon Kinzoku Co., Ltd.	56,000	79,994
	Nippon Koei Co., Ltd.	1,400,000	3,269,408
	Nippon Konpo Unyu Soko Co., Ltd.	493,000	4,054,532
*	Nippon Light Metal Co., Ltd.	4,269,000	3,825,616
*	Nippon Pigment Co., Ltd.	35,000	54,552
# *	Nippon Piston Ring Co., Ltd.	1,814,000	1,784,813
	Nippon Seiki Co., Ltd.	26,000	234,509
	Nippon Soda Co., Ltd.	1,172,000	3,845,660
	Nippon Systemware Co., Ltd.	211,200	638,500
	Nippon Tungsten Co., Ltd.	243,000	330,241
#	Nippon Yakin Kogyo Co., Ltd.	300,000	1,036,594
# *	NIS Group Co., Ltd.	33,400	14,671
#	Nishimatsu Construction Co., Ltd.	8,152,073	7,023,772
	Nishishiba Electric Co., Ltd.	104,000	147,922
	Nissan Shatai Co., Ltd.	634,000	3,999,692
#	Nissho Electronics Corp.	302,200	3,066,120
	Nissin Corp.	249,000	450,466
	Nissin Sugar Manufacturing Co., Ltd.	1,235,000	2,369,436
	Nissui Pharmaceutical Co., Ltd.	220,400	1,643,363
	Nittan Valve Co., Ltd.	104,200	295,464
	Nittetsu Mining Co., Ltd.	2,032,000	6,947,764
	Nitto FC Co., Ltd.	243,000	1,155,874
	Nitto Flour Milling Co., Ltd.	370,000	1,072,349
	NOK Corp.	152,700	1,777,528
#	Noritsu Koki Co., Ltd.	438,700	3,357,375
	Noritz Corp.	89,100	1,126,995
	Obayashi Road Corp.	671,000	1,102,421
*	OHARA, Inc.	9,600	116,347
	OHBA Co., Ltd.	42,000	41,182
	Oie Sangyo Co., Ltd.	12,700	101,615
#	Okabe Co., Ltd.	491,000	1,858,756
	OKK Corp.	25,000	21,390
#	OKUMA Corp.	290,000	1,275,885
#	Okumura Corp.	2,396,000	9,002,166
	Okura Industrial Co., Ltd.	1,021,000	2,562,065
	Olympic Corp.	377,000	2,339,734
*	Omikenshi Co., Ltd.	689,000	509,843
#	Onoken Co., Ltd.	205,000	1,528,020
	Oriental Yeast Co., Ltd.	269,000	1,179,510
	Origin Electric Co., Ltd.	45,000	115,225
	Osaka Organic Chemical Industry, Ltd.	21,000	73,832
	Osaka Steel Co., Ltd.	594,600	9,538,143
	Oyo Corp.	455,800	4,634,350
# *	P.S. Mitsubishi Construction Co., Ltd.	250,500	620,638
	Pacific Industrial Co., Ltd.	1,106,000	3,219,327
	PanaHome Corp.	211,000	1,169,202
#	Paramount Bed Co., Ltd.	313,600	4,142,732
*	Pasco Corp.	199,500	320,333
# *	Penta-Ocean Construction Co., Ltd.	4,120,500	4,896,138
	Piolax, Inc.	205,300	2,547,018
# *	Pioneer Electronic Corp.	1,162,200	3,721,184
	Press Kogyo Co., Ltd.	79,000	138,178

30

*	Radia Holdings, Inc.	2,402	10,431
#	Raito Kogyo Co., Ltd.	1,098,000	2,501,666
#	Rasa Industries, Ltd.	270,000	327,270
# *	Renown, Inc.	1,239,060	1,779,520
	Rheon Automatic Machinery Co., Ltd.	305,000	657,749
# *	Rhythm Watch Co., Ltd.	3,175,000	2,811,006
	Ricoh Leasing Co., Ltd.	23,600	349,445
	Riken Technos Corp.	851,000	1,452,852
	Riken Vitamin Co., Ltd.	44,400	1,126,482
#	RISA Partners, Inc.	701	326,245
#	Round One Corp.	136,900	1,011,436
	Ryobi, Ltd.	24,000	55,938
	Ryoden Trading Co., Ltd.	633,000	2,550,206
	Ryosan Co., Ltd.	631,200	13,313,578
	Ryoyo Electro Corp.	623,100	5,000,535
	S Foods, Inc.	14,000	105,324
	Sakai Chemical Industry Co., Ltd.	1,552,000	4,647,413
	Sakai Heavy Industries, Ltd.	748,000	1,131,340
	Sakata INX Corp.	187,000	508,330
#	Sakata Seed Corp.	422,300	5,527,501
#	Sala Corp.	288,000	1,542,514
	San-Ai Oil Co., Ltd.	1,210,000	4,551,615
*	Sanden Corp.	2,669,000	6,016,790
#	Sanei-International Co., Ltd.	60,200	378,678
# *	Sanix, Inc.	975,200	972,303
	Sanken Electric Co., Ltd.	633,000	1,981,626
#	Sanki Engineering Co., Ltd.	1,551,000	10,463,359
	Sanko Co., Ltd.	67,000	175,851
#	Sankyo Seiko Co., Ltd.	912,100	1,411,486
#	Sankyo-Tateyama Holdings, Inc.	3,743,000	2,628,840
	Sanoh Industrial Co., Ltd.	318,600	1,293,338
	Sanritsu Corp.	111,500	551,442
	Sanshin Electronics Co., Ltd.	663,000	4,099,956
*	Sansui Electric Co., Ltd.	3,172,000	194,483
	Sanyo Denki Co., Ltd.	103,000	256,067
	Sanyo Engineering & Construction, Inc.	201,000	616,574
	Sanyo Industries, Ltd.	714,000	1,120,327
	Sato Shoji Corp.	145,800	761,575
	Satori Electric Co., Ltd.	98,560	445,658
# *	Saxa Holdings, Inc.	1,019,000	1,230,717
	Seibu Electric Industry Co., Ltd.	286,000	1,112,144
	Seiko Holdings Corp.	23,000	48,322
	Seino Holdings Co., Ltd.	1,265,000	6,898,162
	Seiren Co., Ltd.	22,200	103,551
	Sekisui Jushi Co., Ltd.	624,000	4,138,048
	Sekisui Plastics Co., Ltd.	1,429,000	4,016,306
	Sekonic Corp.	100,000	139,919
#	Senko Co., Ltd.	1,048,000	2,782,719
	Senshukai Co., Ltd.	217,100	1,389,997
	Shibuya Kogyo Co., Ltd.	129,900	1,050,295
#	Shikibo, Ltd.	3,842,000	8,748,289
	Shikoku Bank, Ltd.	1,413,000	5,078,885

31

	Shikoku Coca-Cola Bottling Co., Ltd.	469,300	3,753,914
#	Shimizu Bank, Ltd.	180,300	7,086,944
#	Shin Nippon Air Technologies Co., Ltd.	307,820	2,387,017
	Shinagawa Refractories Co., Ltd.	758,000	1,416,947
#	Shindengen Electric Manufacturing Co., Ltd.	763,000	1,375,339
#	Shinkawa, Ltd.	64,600	789,479
	Shinko Shoji Co., Ltd.	340,200	2,205,468
	Shinko Wire Co., Ltd.	477,000	777,734
	Shinmaywa Industries, Ltd.	2,597,000	7,439,878
	Shoei Foods Corp.	177,000	771,792
#	Showa Corp.	857,600	4,063,431
	Showa Tansan Co., Ltd.	43,000	130,089
	Siix Corp.	22,000	78,961
	Sinanen Co., Ltd.	855,000	4,072,687
	Sintokogio, Ltd.	299,000	1,932,125
	SNT Corp.	553,500	1,625,287
	Soda Nikka Co., Ltd.	324,000	928,945
#	Sodick Co., Ltd.	211,000	488,590
	Somar Corp.	191,000	347,561
	Sonton Food Industry Co., Ltd.	110,000	636,163
	Space Co., Ltd.	47,160	309,501
	Starzen Corp.	76,000	162,678
	Subaru Enterprise Co., Ltd.	247,000	707,085
	Sugimoto & Co., Ltd.	96,700	807,894
	Sumida Corp.	8,500	41,604
#	Suminoe Textile Co., Ltd.	804,000	1,035,604
	Sumitomo Densetsu Co., Ltd.	398,200	1,926,368
#	Sumitomo Forestry Co., Ltd.	455,334	3,084,583
# *	Sumitomo Mitsui Construction Co., Ltd.	972,160	750,288
#	Sumitomo Osaka Cement Co., Ltd.	4,368,000	9,816,410
#	Sumitomo Pipe & Tube Co., Ltd.	569,000	3,005,771
#	Sumitomo Precision Products Co., Ltd.	314,000	1,239,271
	Sumitomo Warehouse Co., Ltd.	704,000	2,529,349
*	SWCC Showa Holdings Co., Ltd.	6,737,000	4,727,395
	Tachibana Eletech Co., Ltd.	216,900	1,493,513
	Tachikawa Corp.	188,400	860,172
	Tachi-S Co., Ltd.	789,910	5,079,668
	Taihei Dengyo Kaisha, Ltd.	206,000	1,800,670
	Taiheiyo Kouhatsu, Inc.	1,881,000	1,142,043
#	Taiho Kogyo Co., Ltd.	327,300	2,290,750
#	Taikisha, Ltd.	458,000	5,223,310
	Taisei Rotec Corp.	1,406,000	2,057,710
	Takagi Securities Co., Ltd.	569,000	715,042
#	Takano Co., Ltd.	305,800	1,738,273
#	Takara Standard Co., Ltd.	1,283,000	7,344,816
	Takasago Thermal Engineering Co., Ltd.	671,000	5,174,462
	Takata Corp.	30,000	348,978
	Takigami Steel Construction Co., Ltd.	199,000	439,514
#	Takiron Co., Ltd.	1,055,000	2,623,073
#	Takuma Co., Ltd.	1,152,000	1,770,520
	Tamura Corp.	1,225,000	2,421,134
*	Tanseisha Co., Ltd.	207,000	471,637

32

	Tatsuta Electric Wire & Cable Co., Ltd.	1,146,000	2,532,298
	Tayca Corp.	735,000	1,820,753
	TBK Co., Ltd.	190,000	278,472
*	TDF Corp.	24,000	24,139
*	Teac Corp.	513,000	229,334
	Techno Associe Co., Ltd.	171,900	866,792
	Techno Ryowa, Ltd.	227,370	1,183,637
#	Teikoku Piston Ring Co., Ltd.	19,000	83,186
	Teikoku Tsushin Kogyo Co., Ltd.	298,000	598,299
*	Tekken Corp.	2,646,000	2,763,865
# *	Ten Allied Co., Ltd.	212,300	630,839
#	Tenma Corp.	576,100	5,437,276
	Teraoka Seisakusho Co., Ltd.	166,300	618,594
	The Aichi Bank, Ltd.	134,800	9,749,219
	The Akita Bank, Ltd.	3,620,000	12,082,344
#	The Aomori Bank, Ltd.	258,000	980,616
#	The Bank of Iwate, Ltd.	235,300	11,326,984
	The Bank of Nagoya, Ltd.	1,305,706	5,523,838
	The Bank of Okinawa, Ltd.	156,400	4,218,805
	The Bank of Saga, Ltd.	2,043,000	6,114,964
	The Chukyo Bank, Ltd.	1,635,000	5,240,749
# *	The Daiei, Inc.	876,650	3,386,797
#	The Daisan Bank, Ltd.	1,053,000	2,877,919
	The Daishi Bank, Ltd.	157,000	591,714
	The Daito Bank, Ltd.	1,673,000	1,089,142
	The Ehime Bank, Ltd.	1,377,000	3,430,375
	The Eighteenth Bank, Ltd.	3,892,000	11,347,978
	The Higo Bank, Ltd.	141,000	771,218
	The Hokkoku Bank, Ltd.	788,000	2,668,499
#	The Hokuetsu Bank, Ltd.	2,425,000	3,997,850
	The Hyakugo Bank, Ltd.	227,000	1,146,970
	The Hyakujishi Bank, Ltd.	127,000	581,820
	The Japan Wool Textile Co., Ltd.	81,000	474,811
	The Kagawa Bank, Ltd.	1,702,000	7,174,734
	The Kagoshima Bank, Ltd.	1,259,500	8,440,750
# *	The Kanto Tsukuba Bank, Ltd.	439,100	1,847,927
#	The Kita-Nippon Bank, Ltd.	147,800	3,790,042
	The Kodensha Co., Ltd.	156,000	214,644
	The Michinoku Bank, Ltd.	2,758,000	6,680,968
*	The Minato Bank, Ltd.	121,000	156,971
#	The Miyazaki Bank, Ltd.	2,566,260	10,061,126
	The Nagano Bank, Ltd.	1,477,000	3,883,215
	The Nanto Bank, Ltd.	34,000	175,813
#	The Nippon Road Co., Ltd.	1,916,000	5,077,588
	The Nisshin Oillio Group, Ltd.	83,000	328,031
	The Oita Bank, Ltd.	2,508,000	12,911,881
	The San-in Godo Bank, Ltd.	1,415,000	10,963,535
	The Yasuda Warehouse Co., Ltd.	147,700	1,054,114
	Tigers Polymer Corp.	310,600	1,026,873
#	Toa Corp.	5,695,000	6,853,417
	Toa Doro Kogyo Co., Ltd.	640,000	1,217,362
	Tochigi Bank, Ltd.	2,687,000	12,432,061

33

#	Toda Corp.	1,723,000	5,643,700
#	Toda Kogyo Corp.	682,000	2,587,006
	Todentu Corp.	694,000	1,108,700
	Toenec Corp.	1,039,000	4,802,612
	Toho Bank, Ltd.	1,743,000	6,363,034
	Toho Zinc Co., Ltd.	110,000	366,287
	Tohoku Bank, Ltd.	1,443,000	2,182,669
#	Tohto Suisan Co., Ltd.	916,000	1,084,328
	Tokai Lease Co., Ltd.	505,000	669,128
#	Tokai Rika Co., Ltd.	335,300	4,404,542
	Tokai Rubber Industries, Ltd.	100,800	884,499
	Tokai Tokyo Financial Holdings, Inc.	32,000	70,923
	Toko Electric Corp.	365,000	768,018
# *	Toko, Inc.	3,483,000	4,079,221
#	Tokushima Bank, Ltd.	1,081,000	5,382,434
	Tokushu Tokai Holdings Co., Ltd.	978,220	2,360,456
	Tokyo Biso Kogyo Corp.	43,000	259,095
	Tokyo Denpa Co., Ltd.	3,500	17,384
	Tokyo Energy & Systems, Inc.	547,000	3,945,292
	Tokyo Keiki, Inc.	34,000	41,980
#	Tokyo Ohka Kogyo Co., Ltd.	177,100	2,996,304
#	Tokyo Rope Manufacturing Co., Ltd.	1,500,000	3,977,787
	Tokyo Sangyo Co., Ltd.	514,500	1,293,800
	Tokyo Soir Co., Ltd.	202,000	482,112
	Tokyo Style Co., Ltd.	1,578,000	11,635,272
	Tokyo Tatemono Co., Ltd.	691,000	2,346,748
	Tokyo Tekko Co., Ltd.	158,000	452,520
#	Tokyo Tomin Bank, Ltd.	79,500	1,111,065
#	Tokyu Construction Co., Ltd.	46,930	127,478
	Tokyu Recreation Co., Ltd.	296,000	1,513,287
	Toli Corp.	912,000	1,535,725
	Tomato Bank, Ltd.	1,106,000	2,667,416
#	Tomen Electronics Corp.	107,500	1,032,379
#	Tomoe Corp.	776,100	1,635,691
	Tomoku Co., Ltd.	1,038,000	1,857,790
#	Tonami Holdings Co., Ltd.	1,509,000	3,537,586
	Topre Corp.	94,800	780,539
	Topy Industries, Ltd.	971,000	1,501,030
	Torigoe Co., Ltd.	36,300	255,826
	Torii Pharmaceutical Co., Ltd.	273,800	3,626,982
	Toshiba TEC Corp.	213,000	754,386
#	Tosho Printing Co., Ltd.	772,000	1,839,390
*	Totenko Co., Ltd.	310,000	423,198
#	Totetsu Kogyo Co., Ltd.	454,000	2,121,420
# *	Totoku Electric Co., Ltd.	1,034,000	1,025,703
#	Tottori Bank, Ltd.	1,001,000	2,693,392
# *	Towa Bank, Ltd.	578,000	289,180
# *	Towa Corp.	74,800	192,883
#	Toyo Construction Co., Ltd.	459,000	214,011
	Toyo Ink Manufacturing Co., Ltd.	2,873,000	6,227,854
#	Toyo Kanetsu K.K.	77,000	127,977
	Toyo Kohan Co., Ltd.	2,110,000	8,343,145

34

	Toyo Machinery & Metal Co., Ltd.	82,700	111,306
	Toyo Radiator Co., Ltd.	66,000	104,616
*	Toyo Securities Co., Ltd.	72,000	118,814
# *	Toyo Tire & Rubber Co., Ltd.	293,000	508,582
#	Toyo Wharf & Warehouse Co., Ltd.	980,000	1,277,158
#	Trusco Nakayama Corp.	94,600	1,147,295
	Tsubakimoto Chain Co.	90,000	295,218
	Tsubakimoto Kogyo Co., Ltd.	15,000	30,692
	Tsudakoma Corp.	955,000	1,033,888
	Tsugami Corp.	26,000	41,171
#	Tsukamoto Co., Ltd.	182,000	136,944
	Tsukishima Kikai Co., Ltd.	354,000	1,876,749
	Tsurumi Manufacturing Co., Ltd.	236,000	1,283,883
	Tsutsumi Jewelry Co., Ltd.	256,100	4,205,333
	Tsuzuki Denki Co., Ltd.	376,000	1,004,512
	Tsuzuki Densan Co., Ltd.	75,700	180,145
	TTK Co., Ltd.	136,000	531,714
	TYK Corp.	690,000	1,513,158
	Uchida Yoko Co., Ltd.	1,054,000	2,824,750
#	Uniden Corp.	1,688,000	5,358,459
	UNY Co., Ltd.	58,860	432,469
#	U-Shin, Ltd.	551,300	2,140,833
*	Vital Ksk Holdings, Inc.	371,600	1,831,247
*	Wondertable, Ltd.	78,000	65,686
#	Wood One Co., Ltd.	504,000	1,335,723
	Yaizu Suisankagaku Industry Co., Ltd.	4,100	40,443
#	YAMABIKO Corp.	127,674	1,838,340
	Yamagata Bank, Ltd.	1,677,000	7,579,492
	Yamamura Glass Co., Ltd.	2,338,000	4,550,082
	Yamanashi Chuo Bank, Ltd.	1,465,000	7,176,997
	Yamatane Corp.	330,000	325,168
	Yamato Corp.	332,000	1,109,069
	Yamato International, Inc.	72,000	250,220
	Yamaura Corp.	155,500	229,078
	Ye Data, Inc.	34,000	50,810
	Yellow Hat, Ltd.	384,500	1,216,494
	Yodogawa Steel Works, Ltd.	3,670,000	16,689,582
	Yokohama Reito Co., Ltd.	1,059,000	6,128,117
	Yondenko Corp.	438,650	2,136,697
	Yonex Co., Ltd.	149,000	975,619
#	Yorozu Corp.	63,800	559,806
	Yuasa Funashoku Co., Ltd.	532,000	988,374
	Yuraku Real Estate Co., Ltd.	24,000	27,583
	Yurtec Corp.	1,097,000	5,749,314
TOTAL COMMON STOCKS			1,405,679,315

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	50,880	—

TOTAL — JAPAN			1,405,679,315

35

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Rekapacific Berhad	130,000	—

RIGHTS/WARRANTS — (0.0%)
*	Ramunia Holdings Berhad Non-Cumulative Irredeemable Convertible Preferred Shares 12/20/09	28,880	4,407

TOTAL — MALAYSIA			4,407

NETHERLANDS — (1.8%)
COMMON STOCKS — (1.8%)
	Batenburg Beheer NV	6,890	168,305
# *	BE Semiconductor Industries NV	548,946	1,078,716
	Crown Van Gelder NV	51,923	506,352
# *	Crucell NV	515,366	10,787,450
	DOCdata NV	24,290	202,493
# *	Draka Holding NV	368,383	3,936,009
#	Eriks Group NV	22,328	753,000
# *	Gamma Holding NV	75,648	372,226
# *	Heijmans NV	664,717	4,281,060
	Kas Bank NV	216,806	2,669,667
#	Kendrion NV	6,143	56,813
#	Koninklijke Bam Groep NV	579,100	5,692,949
#	Koninklijke Ten Cate NV	185,980	3,549,244
#	Macintosh Retail Group NV	2,639	28,761
	Mediq NV	73,752	727,123
*	Nedfield NV	30,190	16,190
	Nutreco Holding NV	756,243	25,953,165
#	Oce NV	2,152,451	13,622,629
	Ordina NV	481,056	2,105,175
# *	Pharming Group NV	241,586	157,671
# *	Qurius NV	460,094	125,316
	Royal Reesink NV	2,110	195,432
	RSDB NV	22,605	380,502
	Smit Internationale NV	36,167	2,036,489
	SNS Reaal	952,217	5,359,950
#	Telegraaf Media Groep NV	76,159	1,002,081
*	Textielgroep Twenthe NV	1,200	3,969
#	TKH Group NV	106,796	1,339,215
# *	TomTom NV	251,768	1,607,305
	USG People NV	1,275,282	11,992,296
*	Van der Moolen Holding NV	822,078	2,352,038
	Wavin NV	860,809	2,414,954

TOTAL — NETHERLANDS			105,474,545

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
*	AFFCO Holdings, Ltd.	4,822,896	1,146,083
#	Air New Zealand, Ltd.	3,717,903	2,204,427
*	CDL Investments New Zealand, Ltd.	1,068,042	120,727

36

	Colonial Motor Co., Ltd.	207,470	305,677
#	Fisher & Paykel Appliances Holdings, Ltd.	2,851,599	740,858
	Millennium & Copthorne Hotels New Zealand, Ltd.	3,112,559	650,780
	Northland Port Corp. (New Zealand), Ltd.	24,300	29,656
	Nuplex Industries, Ltd.	172,256	35,057
*	Pan Pacific Petroleum NL	748,157	181,762
	Port of Tauranga, Ltd.	17,979	55,882
#	Pyne Gould Guinness, Ltd.	1,888,959	1,442,720
*	Richina Pacific, Ltd.	929,648	189,325
*	Rubicon, Ltd.	2,472,292	1,014,959
	Sanford, Ltd.	1,087,374	3,446,636
	South Port New Zealand, Ltd.	71,088	81,777
	Taylors Group, Ltd.	42,000	38,004
*	Tenon, Ltd.	372,153	149,529
	Tourism Holdings, Ltd.	1,467,544	407,169
#	Tower, Ltd.	2,055,028	1,581,971

TOTAL — NEW ZEALAND			13,822,999

NORWAY — (0.9%)
COMMON STOCKS — (0.9%)
#	Aktiv Kapital ASA	170,665	826,477
#	Atea ASA	128,618	391,485
	Austevoll Seafood ASA	73,345	215,636
*	Birdstep Technology ASA	128,796	57,772
	Bonheur ASA	236,200	4,923,389
# *	BW Offshore, Ltd.	277,030	237,660
	Camillo Eitze & Co. ASA	150,780	230,477
#	Cermaq ASA	511,276	3,081,862
#	DOF ASA	364,733	1,863,408
# *	Eitzen Chemical ASA	97,998	52,114
# *	Electromagnetic GeoServices AS	15,100	12,676
# *	Eltek ASA	585,852	131,380
	Farstad Shipping ASA	209,496	3,134,533
	Ganger Rolf ASA	402,700	7,887,682
#	Havila Shipping ASA	30,700	182,231
# *	IOT Holdings ASA	137,172	3,173
# *	Kongsberg Automotive ASA	145,800	92,594
# *	Kongsberg Gruppen ASA	24,816	1,142,823
*	Kverneland Group ASA	461,570	310,569
# *	Marine Harvest	3,734,797	1,682,892
# *	Norse Energy Corp. ASA	578,061	298,191
*	Norske Skogindustrier ASA Series A	3,397,443	7,949,664
#	Odfjell ASA Series A	281,996	1,678,342
*	Prosafe Production Public, Ltd.	154,000	276,423
*	Q-Free ASA	42,000	97,305
#	Scana Industrier ASA	181,549	177,060
	Schibsted ASA	51,940	539,300
# *	Sevan Marine ASA	480,709	423,548
	Solstad Offshore ASA	358,822	4,178,752
*	Songa Offshore ASA	172,802	286,563
#	SpareBanken 1 SMN	1,074,173	4,866,665

37

*	Synnove Finden ASA	259,349	612,738
*	TGS Nopec Geophysical Co. ASA	493,021	3,640,539
#	TTS Marine ASA	88,874	220,105
#	Wilh. Wilhelmsen ASA	251,468	3,179,996

TOTAL — NORWAY			54,886,024

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
	Banif SGPS SA	658,440	951,418
*	Corticeira Amorim SA	2,107,868	2,034,020
*	Investimentos Participacoes e Gestao SA	1,641,832	841,366
*	Papelaria Fernandes-Industria e Comercia SA	2,000	7,039
*	ParaRede SGPS SA	5,050	4,863
#	Sonae Industria SGPS SA	1,217,466	3,916,727
	Sonae SGPS SA	1,390,644	1,170,258
*	Sumol + Compal SA	59,147	106,286
#	Teixeira Duarte Engenharia e Construcoes SA	891,201	903,105

TOTAL — PORTUGAL			9,935,082

SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
*	AEM Holdings, Ltd.	1,932,000	39,149
#	Allgreen Properties, Ltd.	17,353,000	6,503,389
	Apollo Enterprises, Ltd.	240,000	139,385
*	Asia Food and Properties, Ltd.	7,149,000	1,251,503
	Auric Pacific Group, Ltd.	57,000	18,378
*	Bonvests Holdings, Ltd.	1,314,280	583,821
*	Brothers (Holdings), Ltd.	488,078	44,506
# *	Chartered Semiconductor Manufacturing, Ltd.	70,633,000	7,819,686
*	Chemical Industries (Far East), Ltd.	40,000	11,077
*	China Auto Corp., Ltd.	3,040,700	51,623
	China Merchants Holdings Pacific, Ltd.	990,000	331,399
	Chuan Hup Holdings, Ltd.	7,392,000	873,930
	Cougar Logistics Corp., Ltd.	538,250	68,387
# *	Creative Technology Co., Ltd.	805,400	1,792,735
*	Ellipsiz, Ltd.	720,000	26,525
	Engro Corp., Ltd.	115,500	56,365
*	Excel Machine Tools, Ltd.	473,000	—
#	Ezra Holdings, Ltd.	1,462,000	907,891
	Federal International (2000), Ltd.	313,750	29,540
*	GK Goh Holdings, Ltd.	2,295,000	803,689
	GP Industries, Ltd.	1,370,808	284,780
	Grand Banks Yachts, Ltd.	288,750	94,633
#	Hi-P International, Ltd.	2,707,000	945,204
#	Ho Bee Investment, Ltd.	4,248,000	1,193,562
*	Hong Fok Corp., Ltd.	604,000	107,190
	Hong Leong Asia, Ltd.	547,000	265,830
#	Hotel Grand Central, Ltd.	1,960,462	717,823
*	Hotel Plaza, Ltd.	943,000	580,925
#	Hotel Properties, Ltd.	1,956,500	1,345,452

38

	Hour Glass, Ltd.	793,320	287,983
#	Huan Hsin Holdings, Ltd.	1,504,000	212,181
	Hwa Hong Corp., Ltd.	4,148,000	1,073,791
	IFS Capital, Ltd.	26,400	9,372
#	InnoTek, Ltd.	1,299,000	185,591
	Isetan (Singapore), Ltd.	171,000	344,834
#	Jurong Technologies Industrial Corp., Ltd.	3,391,000	57,261
	K1 Ventures, Ltd.	14,253,000	1,150,591
#	Keppel Land, Ltd.	890,000	1,024,019
	Kian Ann Engineering, Ltd.	1,291,500	103,078
	Kim Eng Holdings, Ltd.	1,313,147	1,314,260
#	KS Energy Services, Ltd.	800,000	430,557
	Lafe Corp., Ltd.	4,407,200	177,805
	LC Development, Ltd.	2,179,800	198,239
	Lee Kim Tah Holdings, Ltd.	2,313,000	601,317
	Leeden, Ltd.	539,000	118,635
	Low Keng Huat Singapore, Ltd.	2,208,000	297,271
	Lum Chang Holdings, Ltd.	1,211,000	146,256
	Memtech International, Ltd.	3,073,000	169,221
	Metro Holdings, Ltd.	8,200,800	1,881,942
	NSL, Ltd.	717,000	661,734
	Orchard Parade Holdings, Ltd.	3,766,625	1,651,979
# *	Osim International, Ltd.	1,965,600	224,284
*	Penguin International, Ltd.	4,316,250	230,922
	Pertama Holdings, Ltd.	105,000	14,894
	Popular Holdings, Ltd.	6,232,500	483,120
*	PSC Corp., Ltd.	6,729,043	702,632
	QAF, Ltd.	3,277,000	584,084
	San Teh, Ltd.	1,012,800	170,109
# *	SC Global Developments, Ltd.	935,850	336,883
*	Sing Investments & Finance, Ltd.	84,000	56,582
#	Singapore Land, Ltd.	1,428,000	3,336,114
	Singapore Reinsurance Corp., Ltd.	3,080,110	351,734
	Singapore Shipping Corp., Ltd.	3,299,000	464,896
	Singapura Finance, Ltd.	105,000	76,373
	Stamford Land Corp., Ltd.	4,308,000	738,970
*	Sunright, Ltd.	196,000	13,901
	Superior Multi-Packaging, Ltd.	552,000	35,420
*	Thakral Corp., Ltd.	1,130,000	33,836
	Transcu Group, Ltd.	13,000	2,271
*	TT International, Ltd.	4,579,900	69,841
*	Tuan Sing Holdings, Ltd.	9,469,000	701,888
	UMS Holdings, Ltd.	4,751,000	435,121
*	United Engineers, Ltd.	1,933,666	1,873,206
#	United Industrial Corp., Ltd.	6,718,000	4,840,454
	United Pulp & Paper Co., Ltd.	782,000	46,217
*	UOL Group, Ltd.	4,905,000	7,304,066
#	WBL Corp., Ltd.	324,500	755,509
#	Wheelock Properties, Ltd.	3,109,000	2,295,655
	Wing Tai Holdings, Ltd.	5,071,800	2,998,454
*	Zhongguo Jilong, Ltd.	667,943	19,955

TOTAL — SINGAPORE			68,183,685

39

SPAIN — (1.1%)
COMMON STOCKS — (1.1%)
	Adolfo Dominguez SA	6,828	65,380
	Banco de Andalucia SA	443	18,681
#	Banco Pastor SA	35,321	234,762
# *	Baron de Ley SA	23,940	861,109
#	Campofrio Food Group SA	79,186	700,399
#	Cementos Portland Valderrivas SA	77,661	2,330,121
	Construcciones y Auxiliar de Ferrocarriles SA	1,699	617,321
# *	Corporacion Dermoestetica	143,829	810,980
# *	Dogi International Fabrics SA	191,727	166,252
	Ebro Puleva SA	1,492,857	21,243,465
*	Ercros SA	2,985,600	589,291
*	Espanola del Zinc SA	53,703	75,405
	Funespana SA	63,148	545,084
#	Grupo Catalana Occidente SA	208,233	3,070,166
#	Grupo Empresarial Ence SA	2,094,915	7,300,829
	Iberpapel Gestion SA	94,326	1,025,268
*	Inbesos SA	26,814	105,731
*	Indo Internacional SA	13,502	20,850
# *	La Seda de Barcelona SA	5,166,665	2,569,641
	Lingotes Especiales SA	5,342	19,514
#	Miquel y Costas & Miquel SA	20,960	368,678
#	NH Hoteles SA	985,910	4,680,242
#	Nicolas Correa SA	137,049	437,239
#	Papeles y Cartones de Europa SA	284,888	1,137,973
	Pescanova SA	125,431	4,232,069
*	Realia Business SA	126,729	366,613
	Sacyr Vallehermoso SA	104,471	1,073,965
	Service Point Solutions SA	219,817	230,329
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	132,181	145,691
	Sol Melia SA	221,694	1,091,059
# *	Tavex Algodonera SA	426,325	291,588
*	Tecnocom Telecomunicaciones y Energia SA	20,116	98,769
	Tubacex SA	414,558	1,170,715
	Tubos Reunidos SA	76,990	197,953
	Unipapel SA	134,005	1,618,426
	Vidrala SA	11,424	234,709
#	Viscofan SA	391,034	7,259,808

TOTAL — SPAIN			67,006,075

SWEDEN — (1.9%)
COMMON STOCKS — (1.7%)
#	Acando AB	655,684	884,161
# *	AF AB Series B	19,700	296,483
# *	Anoto Group AB	261,833	157,363
*	Artimplant AB Series B	201,000	73,028
	Atrium Ljungberg AB Series B	16,800	160,398
	Beijer Alma AB	81,900	785,756

40

# *	Bilia AB Series A	242,167	1,070,078
*	Billerud AB	849,380	4,043,275
#	Biotage AB	608,271	374,968
#	Boliden AB	2,310,159	14,518,718
	Bong Ljungdahl AB	64,100	133,751
#	Cantena AB	109,825	1,082,298
	Cardo AB	297,798	6,582,764
*	Carl Lamm Holding AB	89,851	409,951
#	Castellum AB	1,462,724	9,224,310
# *	Cloetta AB	35,712	115,424
#	Concordia Maritime AB Series B	332,043	712,936
	Consilium AB Series B	8,000	29,436
	Elos AB	29,600	137,215
*	Enea Data AB Series B	4,335	13,974
#	Eniro AB	2,483,060	5,463,196
#	Fabege AB	1,131,140	4,753,308
	Forshem Group AB Series B	29,600	61,821
#	G & L Beijer AB Series B	96,600	2,048,703
#	Geveko AB	36,600	311,767
# *	Gunnebo AB	28,600	90,000
*	Haldex AB	346,067	1,833,949
*	Hexpol AB	5,250	19,901
#	Holmen AB Series B	44,113	972,921
# *	Home Properties AB	80,414	648,143
#	Industrial & Financial Systems AB Series B	98,121	769,183
	Intellecta AB Series B	30,100	234,308
# *	JM AB	119,617	819,615
	Klovern AB	764,578	1,676,788
#	Kungsleden AB	1,827,593	9,132,546
	Lagercrantz Group AB Series B	233,635	758,244
#	Lammhults Design Group AB	78,200	396,732
	Lennart Wallenstam Byggnads AB Series B	457,500	4,999,779
# *	Micronic Laser Systems AB	160,686	235,383
	NCC AB Series A	45,400	380,156
	NCC AB Series B	1,090,877	9,570,070
#	New Wave Group AB Series B	161,933	356,930
	Nobia AB	420,712	1,608,586
#	Nolato AB Series B	109,717	561,813
	OEM International AB Series B	30,300	151,933
*	Pa Resources AB	524,660	1,455,313
*	Partnertech AB	36,982	118,988
	Peab AB Series B	58,234	244,031
#	Poolia AB Series B	147,200	584,360
*	Precomp Solutions AB	6,500	96
*	Pricer AB Series B	822,376	55,668
	ProAct IT Group AB	132,500	775,978
	Profilgruppen AB	25,600	124,878
#	Rederi AB Transatlantic Series B	367,827	1,057,485
# *	rnb Retail & Brands AB	324,250	236,047
	Rorvik Timber AB	30,600	33,107
# *	Rottneros Bruk AB	1,587,000	273,677
*	Scribona AB Series A	15,700	16,394

41

*	Scribona AB Series B	615,980	469,781
*	Semcon AB	13,958	31,552
	Skanditek Industrifoervaltnings AB	116,200	213,420
#	Studsvik AB	38,200	279,684
# *	Trelleborg AB Series B	1,617,881	6,605,310
*	Venue Retail Group AB	85,000	7,859
#	Wihlborgs Fastigheter AB	123,508	1,551,901
TOTAL COMMON STOCKS			102,797,591

RIGHTS/WARRANTS — (0.2%)
# *	Trelleborg AB Rights 05/19/09	3,235,762	8,527,495

TOTAL — SWEDEN			111,325,086

SWITZERLAND — (4.5%)
COMMON STOCKS — (4.5%)
	Acino Holding AG	29,871	4,439,892
#	AFG Arbonia-Forster Holding AG	11,428	136,688
	Allreal Holding AG	97,788	10,315,136
*	Also Holding AG	9,450	238,466
*	Ascom Holding AG	153,292	1,350,946
*	Athris Holding AG	6,746	4,574,761
#	Baloise-Holding AG	316,202	23,212,905
	Bank Coop AG	11,560	707,965
#	Banque Cantonale de Geneve	12,101	2,181,372
#	Banque Cantonale du Jura	8,000	450,008
#	Banque Cantonale Vaudoise	19,836	6,768,931
	Bellevue Group AG	1,179	41,739
	Bobst Group AG	172,772	4,305,271
	Bossard Holding AG	12,058	478,150
	Bucher Industries AG	49,914	4,067,367
	Calida Holding AG	400	85,120
*	Card Guard AG	114,082	1,500,188
	Carlo Gavazzi Holding AG	7,890	652,354
#	Charles Voegele Holding AG	102,058	2,847,784
	Clariant AG	4,668,293	26,337,846
#	Conzzeta AG	3,818	4,670,703
*	COS Computer Systems AG	34,269	193,788
	Daetwyler Holding AG	162,513	5,598,960
	Dufry Group	6,429	171,258
	Emmi AG	38,072	3,806,465
	Energiedienst Holding AG	160	6,629
	Escor Casino & Entertainment AG	4,000	69,435
	Feintol International Holding AG	6,555	957,360
# *	Flughafen Zuerich AG	49,800	10,455,538
#	Forbo Holding AG	34,708	5,781,815
	George Fisher AG	35,558	5,967,321
#	Gurit Holding AG	10,877	4,408,817
	Helvetia Holding AG	86,089	22,316,810
	Hexagon AB	52,500	402,484
#	Implenia AG	260,675	5,892,343

42

	Industrieholding Cham AG	12,545	2,168,285
# *	Intershop Holding AG	17,654	4,641,025
	Jelmoli Holding AG	33,730	11,136,238
*	Kardex AG	6,654	176,350
	Komax Holding AG	2,874	142,849
	Lem Holdings SA	3,333	596,908
	Medisize Holding AG	79,900	2,721,033
	Metraux Services Holdings SA	3,560	256,803
*	Micronas Semiconductor Holding AG	224,120	719,376
*	Mikron Holding AG	35,788	148,463
	Mobimo Holding AG	6,085	827,434
*	Norinvest Holding SA	29,250	109,173
*	Petroplus Holdings AG	373,441	6,382,307
#	PSP Swiss Property AG	588,827	27,675,698
	PubliGroupe SA	1,627	102,035
*	Quadrant AG	3,859	236,099
#	Rieters Holdings AG	12,450	1,842,327
	Romande Energie Holding SA	3,903	7,001,212
	Schweizerische National-Versicherungs-Gesellschaft	17,818	7,723,638
	Siegfried Holding AG	25,929	1,412,493
# *	St. Galler Kantonalbank	6,370	2,254,043
	Swiss Prime Site AG	174,791	8,189,249
*	Swissmetal Holding AG	116,281	722,025
	Tornos SA	16,000	86,898
	Valiant Holding AG	51,161	8,997,376
#	Valora Holding AG	38,558	6,735,645
	Vaudoise Assurances Holdings SA	19,548	2,969,388
	Verwaltungs und Privat-Bank AG	2,554	200,154
	WMH Walter Meier Holding AG	595	27,501
	Zehnder Holding AG	90	65,216
	Zueblin Immobilien Holding AG	407,766	1,477,008
TOTAL COMMON STOCKS			273,136,864

RIGHTS/WARRANTS — (0.0%)
# *	AFG Arbonia-Forster Holding AG Rights 04/29/09	90,504	475,773

TOTAL — SWITZERLAND			273,612,637

UNITED KINGDOM — (14.2%)
COMMON STOCKS — (14.2%)
	A & J Mucklow Group P.L.C.	274,535	966,127
*	Abbeycrest P.L.C.	114,547	18,088
	Acal P.L.C.	327,161	558,902
	Aga Rangemaster Group P.L.C.	2,103,467	3,101,731
	Airea P.L.C.	280,105	73,314
	Alexandra P.L.C.	383,995	176,100
	Alexon Group P.L.C.	223,601	153,777
*	Alphameric P.L.C.	1,367,391	502,947
	Alumasc Group P.L.C.	597,030	840,457
*	Amberley Group P.L.C.	71,000	2,626
	Amlin P.L.C.	9,708,370	51,376,794

43

	Anglo Pacific Group P.L.C.	1,103,682	2,191,227
	Anglo-Eastern Plantations P.L.C.	261,385	1,348,866
*	API Group P.L.C.	567,365	52,286
*	ARC International P.L.C.	2,696,225	356,754
#	Arena Leisure P.L.C.	645,000	170,862
*	Aries Insurance Services P.L.C.	250,000	—
	Armour Group P.L.C.	225,000	31,569
	Arriva P.L.C.	191,667	1,308,486
	Ashtead Group P.L.C.	10,718,978	9,920,751
	Assura Group, Ltd.	42,159	20,390
*	Asterand P.L.C.	387,527	159,687
*	Autologic Holdings P.L.C.	455,119	169,861
	Avesco Group P.L.C.	84,124	33,094
*	Avon Rubber P.L.C.	465,400	392,426
	BBA Aviation P.L.C.	3,218,172	4,980,412
*	Beale P.L.C.	96,298	34,830
#	Beazley Group P.L.C.	11,477,218	17,087,341
*	Bede P.L.C.	283,000	2,679
	Bellway P.L.C.	3,481,205	36,675,639
*	Berkeley Technology, Ltd.	222,520	13,098
#	Biocompatibles International P.L.C.	543,647	1,403,320
	Black Arrow Group P.L.C.	35,000	33,397
	Blacks Leisure Group P.L.C.	184,818	127,736
	Bloomsbury Publishing P.L.C.	46,965	86,596
	Bodycote P.L.C.	5,826,032	12,276,197
#	Bovis Homes Group P.L.C.	4,184,856	28,341,224
	Brewin Dolphin Holdings P.L.C.	40,713	70,605
	Brit Insurance Holdings P.L.C.	11,179,422	30,367,140
	British Polythene Industries P.L.C.	380,917	736,467
	BSS Group P.L.C.	180,302	847,149
	Caffyns P.L.C.	21,866	111,422
	Camellia P.L.C.	2,531	224,880
	Capital & Regional P.L.C.	2,270,889	1,153,940
	Carclo P.L.C.	835,334	937,764
	Carillion P.L.C.	2,441,103	9,534,189
	Carphone Warehouse Group P.L.C.	2,839,026	6,217,255
	Carr’s Milling Industries P.L.C.	81,009	501,856
	Castings P.L.C.	485,190	1,074,352
#	Catlin Group, Ltd.	8,508,243	44,029,460
	Centaur Media P.L.C.	100,000	54,944
*	Chapelthorpe P.L.C.	160,984	30,161
	Charles Stanley Group P.L.C.	150,000	469,991
	Charter International P.L.C.	47,043	387,054
	Chesnara P.L.C.	114,607	226,588
	Churchill China P.L.C.	53,181	170,560
	City of London Group P.L.C.	34,000	17,275
#	Clinton Cards P.L.C.	3,589,783	902,915
	Close Brothers Group P.L.C.	2,135,186	19,731,469
	Colefax Group P.L.C.	96,000	142,018
	Collins Stewart P.L.C.	2,039,864	2,841,165
*	COLT Telecom Group SA	4,043,151	5,628,673
	Communisis P.L.C.	2,449,572	1,092,527

44

	Computacenter P.L.C.	3,550,201	7,913,063
	Cookson Group P.L.C.	1,112,621	321,897
*	Coral Products P.L.C.	102,000	5,651
#	Cosalt P.L.C.	213,194	251,409
*	Creightons P.L.C.	250,000	7,370
	Creston P.L.C.	107,460	87,942
# *	CSR P.L.C.	466,473	1,795,939
	Daejan Holdings P.L.C.	118,689	3,644,675
	Dairy Crest Group P.L.C.	708,156	3,241,211
*	Dart Group P.L.C.	917,504	713,245
	Davis Service Group P.L.C.	1,301,429	5,020,634
*	Dawson International P.L.C.	502,194	23,423
	Delta P.L.C.	2,831,210	4,832,461
	Development Securities P.L.C.	975,067	3,878,591
	Devro P.L.C.	43,253	58,722
	Dialight P.L.C.	299,486	516,631
	Diploma P.L.C.	475,000	769,212
	DRS Data & Research Services P.L.C.	51,000	10,488
	DS Smith P.L.C.	12,895,987	14,713,944
#	DSG International P.L.C.	29,382,888	18,614,195
	DTZ Holdings P.L.C.	41,347	26,403
	Dyson Group P.L.C.	155,000	38,940
*	easyJet P.L.C.	2,246,893	10,445,417
	Eleco P.L.C.	68,900	47,089
	Electronic Data Processing P.L.C.	28,124	20,569
	Elementis P.L.C.	10,693,120	4,084,704
	Ennstone P.L.C.	7,832,906	—
*	Erinaceous Group P.L.C.	371,424	9,066
	Evolution Group P.L.C.	2,286,747	4,032,825
	F&C Asset Management P.L.C.	6,573,090	7,524,937
	Fenner P.L.C.	272,000	342,224
#	Filtronic P.L.C.	1,323,456	618,437
	Findel P.L.C.	47,926	107,807
*	Fortress Holdings P.L.C.	200,000	—
	French Connection Group P.L.C.	510,182	539,493
	Fuller Smith & Turner P.L.C.	373,727	2,521,764
	Future P.L.C.	1,768,908	410,704
	FW Thorpe P.L.C.	19,149	138,136
	Galliford Try P.L.C.	1,129,997	903,913
	Game Group P.L.C.	90,536	263,356
	GB Group P.L.C.	707,131	202,777
*	Gem Diamonds, Ltd.	33,156	61,001
	Genetix Group P.L.C.	50,000	39,243
	GKN P.L.C.	4,252,610	7,476,844
*	Gladstone P.L.C.	158,000	46,568
	GNE P.L.C.	60,517	143,226
#	Greene King P.L.C.	3,287,988	30,179,578
	Guinness Peat Group P.L.C.	859,225	384,292
	Hampson Industries P.L.C.	215,472	314,083
	Hardy Underwriting Group P.L.C.	889,189	3,833,865

45

	Harvard International P.L.C.	492,775	250,380
	Harvey Nash Group P.L.C.	667,151	386,351
*	Hawtin P.L.C.	150,000	14,299
	Haynes Publishing Group P.L.C.	25,591	55,875
	Helical Bar P.L.C.	2,732,887	13,686,013
*	Henderson Group P.L.C.	7,888,443	10,196,189
	Henry Boot P.L.C.	1,137,852	1,248,934
*	Heywood Williams Group P.L.C.	1,023,641	84,769
	Hiscox, Ltd.	10,621,831	52,583,997
	HR Owen P.L.C.	117,528	118,684
	Huntsworth P.L.C.	2,240,266	2,069,980
*	Impellam Group P.L.C.	28,243	13,696
#	Inchcape P.L.C.	2,968,058	688,510
*	Intec Telecom Systems P.L.C.	1,861,142	1,178,606
	Intelek P.L.C.	555,250	116,984
#	Intermediate Capital Group P.L.C.	1,642,292	11,721,614
*	Inveresk P.L.C.	756,409	27,975
*	IP Group P.L.C.	142,868	97,447
	ITV P.L.C.	1,944,126	912,824
	J. Smart & Co. (Contractors) P.L.C.	18,263	94,270
	James Cropper P.L.C.	38,601	54,250
	James Fisher & Sons P.L.C.	151,028	993,314
	James Halstead P.L.C.	49,804	302,826
	JD Sports Fashion P.L.C.	45,672	253,961
	JJB Sports P.L.C.	6,169,618	2,276,375
*	Johnston Press P.L.C.	8,344,406	1,501,939
*	Journey Group P.L.C.	30,469	2,341
	KBC Advanced Technologies P.L.C.	622,919	384,760
	Kcom Group P.L.C.	7,213,838	2,870,751
	Kewill P.L.C.	60,000	26,558
	Laird P.L.C.	547,781	1,250,390
	Lavendon Group P.L.C.	669,816	1,530,209
*	Leeds Group P.L.C.	241,639	50,940
*	Leo Insurance P.L.C.	25,000	555
	Litho Supplies P.L.C.	113,000	10,811
*	London Scottish Bank P.L.C.	299,952	11,626
	Lookers P.L.C.	1,348,316	920,850
	Low & Bonar P.L.C.	3,149,418	1,248,154
#	Luminar Group Holdings P.L.C.	1,891,420	3,830,996
	Macfarlane Group P.L.C.	1,730,981	522,668
	Mallett P.L.C.	104,602	82,500
	Management Consulting Group P.L.C.	2,538,662	1,105,046
	Marshalls P.L.C.	1,151,923	1,897,784
	Marston’s P.L.C.	6,498,608	16,355,406
	Mcbride P.L.C.	118,327	220,523
*	MDY Healthcare P.L.C.	16,000	7,173
	Meggitt P.L.C.	7,166,865	18,992,687
	Melrose P.L.C.	161,056	222,144
*	Metalrax Group P.L.C.	505,462	31,733
*	Mid-States P.L.C.	50,000	4,623
	Millennium and Copthorne Hotels P.L.C.	4,986,720	16,186,869
*	Minerva P.L.C.	4,671,855	822,295

46

*	MJ Gleeson Group P.L.C.	645,704	777,936
	Molins P.L.C.	142,466	90,131
	Mondi P.L.C.	7,383,838	19,147,528
	Moneysupermarket.Com Group P.L.C.	3,017	2,375
*	Monitise P.L.C.	101,664	5,398
	Morgan Crucible Co. P.L.C.	14,803	24,635
	Morse P.L.C.	93,868	18,979
	Moss Bros Group P.L.C.	494,059	125,241
	Mothercare P.L.C.	1,025,416	5,783,921
#	MP Evans Group P.L.C.	95,900	416,742
	MS International P.L.C.	119,401	365,466
*	MWB Group Holdings P.L.C.	1,659,493	1,126,724
	N Brown Group P.L.C.	2,588,111	8,961,988
	Nestor Healthcare Group P.L.C.	652,386	264,466
*	Newfound NV	44,000	553
	Noble Investments (UK) P.L.C.	300	388
	Northamber P.L.C.	152,685	72,066
	Northgate P.L.C.	1,217,234	2,624,461
	Novae Group P.L.C.	555,266	2,953,922
*	NXT P.L.C.	48,000	8,043
*	Opsec Security Group P.L.C.	571,366	84,207
	Oxford Instruments P.L.C.	463,280	1,086,244
*	Pace P.L.C.	568,329	1,424,976
	Panther Securities P.L.C.	45,000	170,455
*	Parity Group P.L.C.	8,400	1,901
	Pendragon P.L.C.	5,031,624	1,037,923
	Penna Consulting P.L.C.	186,128	475,388
#	Persimmon P.L.C.	5,927,974	33,064,554
*	Peter Hambro Mining P.L.C.	50,238	468,816
*	Photo-Me International P.L.C.	10,000	2,616
*	Pices Property Services P.L.C.	250,000	—
	Pinewood Shepperton P.L.C.	358,476	753,547
*	Pinnacle Staffing Group P.L.C.	953,519	38,750
*	Pittards P.L.C.	39,000	1,154
	Portmeirion Group P.L.C.	56,335	165,850
#	Porvair P.L.C.	484,144	347,523
	Premier Foods P.L.C.	38,066,186	20,142,180
*	Prime Focus London P.L.C.	13,000	1,346
	Psion P.L.C.	2,157,649	1,966,779
	Quintain Estates & Development P.L.C.	1,294,447	709,303
*	Raven Mount Group P.L.C.	125,337	85,428
*	Raven Russia, Ltd.	70,119	23,901
# *	Redrow P.L.C.	5,102,411	15,027,944
*	Redstone P.L.C.	369,451	65,492
*	Renold P.L.C.	829,414	241,954
*	Renovo Group P.L.C.	222,886	92,912
	Rensburg Sheppards P.L.C.	9,472	67,606
	RPC Group P.L.C.	1,157,084	2,543,875
	Rugby Estates P.L.C.	78,667	266,722
*	Rutland Trust P.L.C.	89,181	88,393
	S&U P.L.C.	7,000	41,166
*	Safeland P.L.C.	100,000	22,930

47

*	Sagittarius Professional Services P.L.C.	250,000	3,329
	Savills P.L.C.	291,403	1,205,998
	Scapa Group P.L.C.	1,927,891	320,935
*	SDL P.L.C.	57,530	277,532
*	Secure Ventures No. 6 P.L.C.	250,000	—
*	Secure Ventures No. 7 P.L.C.	250,000	—
	Senior P.L.C.	3,692,902	1,913,865
	SIG P.L.C.	677,553	1,592,939
	Signet Group, Ltd.	94,748	1,500,877
	Smiths News P.L.C.	259,297	382,732
*	Sportech P.L.C.	115,311	138,345
	Spring Group P.L.C.	779,791	489,526
	St. Ives Group P.L.C.	2,469,950	2,336,657
	St. Modwen Properties P.L.C.	2,066,598	5,293,780
*	Stylo P.L.C.	5,293	372
	Swallowfield P.L.C.	60,849	70,998
*	Tandem Group P.L.C.	472,000	—
*	Taurus Storage P.L.C.	250,000	3,329
*	Telspec P.L.C.	205,000	12,817
	Tex Holdings P.L.C.	11,000	9,974
*	The 600 Group P.L.C.	1,065,961	255,809
*	The Berkeley Group Holdings P.L.C.	435,218	6,258,770
	The Cardiff Property P.L.C.	4,000	32,474
	The Character Group P.L.C.	31,478	16,332
	Titon Holdings P.L.C.	36,110	10,813
	Tomkins P.L.C.	13,525,823	34,530,833
*	Torotrak P.L.C.	44,048	23,568
	Town Centre Securities P.L.C.	170,073	269,031
*	Trafficmaster P.L.C.	838,238	374,767
#	Travis Perkins P.L.C.	3,667,572	37,878,927
	Treatt P.L.C.	38,663	117,880
	Trifast P.L.C.	875,171	250,222
#	Trinity Mirror P.L.C.	8,578,803	6,750,860
	TT electronics P.L.C.	2,225,502	931,913
*	UK Coal P.L.C.	1,860,967	3,280,388
	Umeco P.L.C.	286,275	670,559
	Unite Group P.L.C.	2,673,484	3,838,077
*	Vernalis P.L.C.	132,072	8,081
	Victoria P.L.C.	52,231	132,123
	Vislink P.L.C.	816,969	334,884
# *	Volex Group P.L.C.	246,843	137,971
	Vp P.L.C.	315,426	636,756
*	Wagon P.L.C.	825,228	23,562
	Waterman Group P.L.C.	514,435	410,635
*	Westcity P.L.C.	456,507	64,832
*	William Ransom & Son P.L.C.	115,000	8,485
	Wilmington Group P.L.C.	314,261	604,818
*	Wolfson Microelectronics P.L.C.	375,662	672,350
# *	Woolworths Group P.L.C.	25,942,122	468,207
	Workspace Group P.L.C.	121,421	27,244
#	Yell Group P.L.C.	7,332,654	4,271,200
	Young & Co.’s Brewery P.L.C. Series A	35,800	255,403

48

	Zotefoams P.L.C.	196,330	177,609
	TOTAL COMMON STOCKS		855,752,014

	RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	81,758	—
*	SFI Holdings, Ltd. Litigation Certificate	79,000	—
*	Ultraframe Litigation Notes	160,022	—
	TOTAL RIGHTS/WARRANTS		—

	TOTAL — UNITED KINGDOM		855,752,014

		Face
		Amount	Value†
		(000)
	TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $10,900,000 FHLMC 5.50%, 06/01/38, valued at $10,836,299) to be repurchased at $10,673,056	$10,673	10,673,000

		Shares
	SECURITIES LENDING COLLATERAL — (17.3%)
§ @	DFA Short Term Investment Fund LP	1,038,625	1,038,624,758

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $1,081,539) to be repurchased at $1,060,337	$1,060	1,060,332
	TOTAL SECURITIES LENDING COLLATERAL		1,039,685,090

	TOTAL INVESTMENTS - (100.0%) (Cost $8,398,369,375)		$6,014,581,453

See accompanying Notes to Financial Statements.

49

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (4.2%)
COMMON STOCKS — (4.2%)
	ABB Grain, Ltd.	18,417	$116,827
	Adelaide Brighton, Ltd.	37,364	57,098
#	AED Oil, Ltd.	28,704	13,604
#	Alesco Corp., Ltd.	5,180	14,995
	Alumina, Ltd.	97,687	105,781
	Alumina, Ltd. Sponsored ADR	900	4,041
	Amcor, Ltd.	58,419	203,959
	AMP, Ltd.	8,012	30,159
	Ansell, Ltd.	8,831	53,675
# *	Anvil Mining, Ltd.	2,000	1,643
#	APA Group	5,681	12,208
#	APN News & Media, Ltd.	53,277	54,153
*	Aquila Resources, Ltd.	12,064	28,431
	Aristocrat Leisure, Ltd.	3,016	7,899
*	Arrow Energy, Ltd.	5,920	14,251
	Asciano Group	46,488	44,938
# *	Atlas Iron, Ltd.	10,897	10,313
	Austal, Ltd.	7,753	14,643
*	Austar United Communications, Ltd.	14,800	8,361
	Austbrokers Holdings, Ltd.	4,423	12,384
	Austereo Group, Ltd.	10,730	9,561
	Australia & New Zealand Banking Group, Ltd.	22,559	260,155
#	Australian Agricultural Co., Ltd.	23,239	30,368
	Australian Infrastructure Fund	6,763	7,412
	Australian Wealth Management, Ltd.	49,356	35,052
	Australian Worldwide Exploration, Ltd.	44,900	78,967
# *	Avoca Resources, Ltd.	39,121	42,620
	AWB, Ltd.	51,583	49,864
	AXA Asia Pacific Holdings, Ltd.	16,957	48,000
#	Bank of Queensland, Ltd.	16,142	99,730
	Beach Petroleum, Ltd.	83,654	46,366
	Bendigo Bank, Ltd.	21,248	105,804
	BHP Billiton, Ltd.	2,344	56,625
	BHP Billiton, Ltd. Sponsored ADR	1,128	54,302
	Billabong International, Ltd.	3,510	26,636
	Blackmores, Ltd.	1,410	16,116
#	BlueScope Steel, Ltd.	63,468	107,370
	Boart Longyear Group	7,800	673
#	Boral, Ltd.	41,584	123,493
#	Bradken, Ltd.	22,741	52,431
	Brambles, Ltd.	4,538	19,474

1

	Brickworks, Ltd.	13,303	103,515
	Cabcharge Australia, Ltd.	2,648	12,856
#	Caltex Australia, Ltd.	13,267	94,736
	Campbell Brothers, Ltd.	3,384	39,187
	Cardno, Ltd.	3,529	8,079
*	Carnarvon Petroleum, Ltd.	53,280	16,808
	Cellestis, Ltd.	830	1,677
*	Centamin Egypt, Ltd.	34,947	27,411
#	Centennial Coal Co., Ltd.	18,288	23,952
	Challenger Financial Services Group, Ltd.	61,701	89,407
	Clough, Ltd.	20,065	8,632
*	Coal of Africa, Ltd.	6,772	6,844
	Coca-Cola Amatil, Ltd.	2,084	13,835
	Cochlear, Ltd.	344	12,409
*	Cockatoo Coal, Ltd.	95,803	25,992
	Commonwealth Bank of Australia	4,985	127,373
	Computershare, Ltd.	2,045	13,556
#	ConnectEast Group	14,599	4,233
	Crane Group, Ltd.	7,324	49,240
	Crown, Ltd.	26,347	131,187
	CSR, Ltd.	114,112	111,050
#	David Jones, Ltd.	42,305	92,758
*	Deep Yellow, Ltd.	245,896	49,493
#	Dominion Mining, Ltd.	10,234	38,883
	Domino’s Pizza Enterprises, Ltd.	5,839	13,051
#	Downer EDI, Ltd.	37,941	138,751
	DUET Group	52,365	62,486
*	Eastern Star Gas, Ltd.	34,059	18,835
	Elders, Ltd.	148,618	45,711
	Emeco Holdings, Ltd.	15,467	4,423
#	Energy Developments, Ltd.	31,436	40,077
# *	Energy World Corp., Ltd.	20,105	8,055
	Envestra, Ltd.	45,185	16,227
#	Fairfax Media, Ltd.	169,139	145,482
	FKP Property Group	31,875	18,961
	Fleetwood Corp., Ltd.	8,899	40,220
#	Flight Centre, Ltd.	4,856	21,403
	Foster’s Group, Ltd.	13,026	49,806
*	Geodynamics, Ltd.	15,716	12,501
	Goodman Fielder, Ltd.	171,142	142,563
*	Graincorp, Ltd. Series A	6,191	32,836
	GUD Holdings, Ltd.	11,549	59,493
	Gunns, Ltd.	47,893	38,163
#	GWA International, Ltd.	22,419	37,927
#	Harvey Norman Holdings, Ltd.	58,789	126,949
	Hastie Group, Ltd.	7,797	7,944
#	Healthscope, Ltd.	4,367	12,221
#	Hills Industries, Ltd.	24,893	35,202
*	IBA Health Group, Ltd.	57,661	30,250
	iiNet, Ltd.	12,619	14,660
*	Iluka Resources, Ltd.	22,025	52,382
	Imdex, Ltd.	12,503	3,075

2

	Insurance Australia Group, Ltd.	18,645	46,989
*	Integra Mining, Ltd.	81,322	12,358
	Invocare, Ltd.	3,399	12,583
	IOOF Holdings, Ltd.	2,978	8,636
	Iress Market Technology, Ltd.	2,964	12,827
	James Hardie Industries NV Sponsored ADR	100	1,631
	JB Hi-Fi, Ltd.	1,290	12,739
*	Kagara, Ltd.	5,550	3,878
*	Karoon Gas Australia, Ltd.	4,317	17,176
*	Kingsgate Consolidated, Ltd.	3,705	16,176
#	Leighton Holdings, Ltd.	1,528	23,297
	Lend Lease Corp., Ltd.	23,282	121,951
*	Lihir Gold, Ltd.	28,398	61,364
*	Linc Energy, Ltd.	5,097	9,251
	Lion Nathan, Ltd.	7,582	64,558
*	Lynas Corp., Ltd.	11,984	3,048
#	MacArthur Coal, Ltd.	23,133	70,961
	MacMahon Holdings, Ltd.	10,156	2,508
	Macquarie Communications Infrastructure Group	5,926	9,669
#	Macquarie Group, Ltd.	12,472	301,724
	Macquarie Media Group, Ltd.	5,398	4,838
	Metcash, Ltd.	13,240	39,988
	Mincor Resources NL	8,941	6,324
	Mineral Resources, Ltd.	3,812	9,573
*	Mirabela Nickel, Ltd.	3,428	4,603
	Monadelphous Group, Ltd.	1,179	8,638
*	Mount Gibson Iron, Ltd.	119,760	54,358
*	Murchison Metals, Ltd.	8,025	5,654
	National Australia Bank, Ltd.	18,635	278,691
	Navitas, Ltd.	8,452	14,026
	New Hope Corp., Ltd.	3,100	9,503
	Newcrest Mining, Ltd.	440	9,503
# *	Nexus Energy, Ltd.	13,537	3,738
*	NIB Holdings, Ltd.	16,303	9,865
	Nufarm, Ltd.	7,239	69,505
	Oil Search, Ltd.	3,359	12,387
#	OneSteel, Ltd. (6293729)	59,604	96,220
*	OneSteel, Ltd. (B3VDZZ8)	14,686	23,801
	Orica, Ltd.	5,240	63,829
	Origin Energy, Ltd.	1,181	13,963
	Pacific Brands, Ltd.	35,555	18,007
# *	Paladin Energy, Ltd.	26,477	87,541
*	PanAust, Ltd.	61,167	14,678
	Panoramic Resources, Ltd.	7,946	8,712
	Paperlinx, Ltd.	121,838	51,185
	Peet, Ltd.	17,804	17,743
	Perpetual Trustees Australia, Ltd.	1,053	24,576
*	Pharmaxis, Ltd.	8,001	12,687
	PMP, Ltd.	14,732	4,418
	Primary Health Care, Ltd.	315	995
#	Programmed Maintenance Service, Ltd.	3,957	7,614
	Qantas Airways, Ltd.	60,398	87,135

3

#	QBE Insurance Group, Ltd.	3,294	52,094
	Reece Australia, Ltd.	839	11,551
	Ridley Corp., Ltd.	50,681	30,842
	Rio Tinto, Ltd.	1,226	57,091
*	Riversdale Mining, Ltd.	9,965	31,297
*	Roc Oil Co., Ltd.	68,615	21,593
	SAI Global, Ltd.	5,984	11,088
	Santos, Ltd.	4,394	51,791
	Sedgman, Ltd.	7,425	5,705
#	Seek, Ltd.	3,722	8,883
	Select Harvests, Ltd.	1,876	4,514
#	Seven Network, Ltd.	16,182	73,939
	Sigma Pharmaceuticals, Ltd.	80,571	65,547
*	Silex System, Ltd.	2,505	8,751
#	Sims Metal Management, Ltd.	10,833	157,337
#	SMS Management & Technology, Ltd.	8,490	15,894
	Sonic Healthcare, Ltd.	3,568	30,264
	SP Ausnet	16,704	12,122
	Spark Infrastructure Group	11,315	8,477
	Spotless Group, Ltd.	21,875	32,447
*	St. Barbara, Ltd.	61,108	12,345
#	Straits Resources, Ltd.	66,500	73,966
#	STW Communications Group, Ltd.	16,140	5,836
	Suncorp-Metway, Ltd.	55,845	238,279
*	Sundance Resources, Ltd.	70,585	5,609
	Sunland Group, Ltd.	7,328	2,970
	Super Cheap Auto Group, Ltd.	6,077	13,377
	TABCORP Holdings, Ltd.	16,965	91,600
	Tassal Group, Ltd.	8,699	11,194
	Tatts Group, Ltd.	10,404	20,862
	Technology One, Ltd.	25,124	12,860
	Telstra Corp., Ltd.	3,722	8,992
#	Ten Network Holdings, Ltd.	67,568	47,561
	Thakral Holdings Group	44,790	8,161
	Toll Holdings, Ltd.	7,717	33,022
	Tower Australia Group, Ltd.	24,435	36,422
	Transfield Services Infrastructure Fund	9,581	7,372
	Transfield Services, Ltd.	14,582	26,319
#	Transpacific Industries Group, Ltd.	1,717	2,246
	United Group, Ltd.	3,579	24,897
# *	Virgin Blue Holdings, Ltd.	101,028	21,009
	Washington H. Soul Pattinson & Co., Ltd.	11,526	80,411
#	Watpac, Ltd.	6,678	5,106
	WDS, Ltd.	1,146	805
#	Wesfarmers, Ltd.	13,202	216,904
#	West Australian Newspapers Holdings, Ltd.	17,660	64,769
	Westpac Banking Corp.	7,101	98,999
#	Westpac Banking Corp. Sponsored ADR	2,121	146,243
	WHK Group, Ltd.	16,000	12,192
	WorleyParsons, Ltd.	1,541	20,326

TOTAL — AUSTRALIA			8,342,652

4

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
#	Agrana Beteiligungs AG	505	32,349
	Andritz AG	1,764	59,966
*	A-TEC Industries AG	1,773	18,304
*	Austrian Airlines AG	806	4,240
# *	BWIN Interactive Entertainment AG	2,701	85,251
	BWT AG	720	14,233
#	Constantia Packaging AG	180	6,604
#	Erste Group Bank AG	7,209	150,420
	EVN AG	645	9,794
#	Flughafen Wien AG	264	7,899
# *	Intercell AG	1,270	33,303
#	Lenzing AG	37	8,364
#	Mayr-Melnhof Karton AG	212	14,822
#	Oesterreichische Post AG	1,734	50,547
	OMV AG	1,273	39,438
#	Raiffeisen International Bank-Holding AG	142	4,895
*	RHI AG	329	4,721
*	Schoeller-Bleckmann Oilfield Equipment AG	137	4,255
# *	Strabag SE	3,683	85,176
	Telekom Austria AG	4,589	60,362
	Uniqa Versicherungen AG	1,163	22,654
# *	Vienna Insurance Group	1,115	43,468
#	Voestalpine AG	16,154	309,070
	Wienerberger AG	8,067	94,934
	Zumtobel AG	6,907	61,603

TOTAL — AUSTRIA			1,226,672

BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
	Ackermans & van Haaren NV	3,266	190,680
*	Agfa Gevaert NV	12,580	28,127
#	Anheuser-Busch InBev NV	701	21,459
	Banque Nationale de Belgique	20	65,890
	Barco NV	254	5,807
	Bekaert SA	707	65,610
	Colruyt SA	120	27,276
	Compagnie d’Entreprises CFE	104	3,524
	Compagnie Immobiliere de Belgique SA	301	5,625
	Compagnie Maritime Belge SA	1,167	29,501
	Delhaize Group Sponsored ADR	3,400	229,840
#	Dexia SA	1,031	5,000
	Elia System Operator SA NV	858	31,335
#	Euronav SA	891	12,825
	EVS Broadcast Equipment SA	172	7,885
	Exmar NV	75	858
	Image Recognition Integrated Systems (I.R.I.S.)	88	4,888
	Ion Beam Application	1,168	10,309
	KBC Groep NV	1,438	31,609

5

	Kinepolis	454	10,857
	Melexis NV	999	5,899
	Mobistar SA	748	44,761
	Omega Pharma SA	2,171	57,712
*	Sipef NV	380	14,147
	Solvay SA	5,891	504,961
# *	Telenet Group Holding NV	3,899	75,456
	Tessenderlo Chemie NV	684	20,308
# *	UCB SA	10,177	276,993
#	Umicore	10,398	203,783
TOTAL COMMON STOCKS			1,992,925

RIGHTS/WARRANTS — (0.0%)
# *	Fortis Coupons	2,546	—

TOTAL — BELGIUM			1,992,925

CANADA — (7.5%)
COMMON STOCKS — (7.5%)
*	Aastra Technologies, Ltd.	1,900	47,369
	Addax Petroleum Corp.	3,700	101,825
	Aecon Group, Inc.	5,100	48,508
	AGF Management, Ltd. Class B	10,823	104,303
	Agnico Eagle Mines, Ltd.	1,300	57,467
	Agrium, Inc.	1,800	77,231
	Akita Drilling, Ltd.	900	5,845
*	Alamos Gold, Inc.	3,200	20,783
#	Alimentation Couche-Taro, Inc. Class B	1,300	14,217
*	Altius Minerals Corp.	2,000	11,464
*	Anderson Energy, Ltd.	3,700	2,480
# *	Antrim Energy, Inc.	7,600	2,802
# *	Aquiline Resources, Inc.	4,500	9,013
	Astral Media, Inc. Class A	5,516	145,700
*	Atrium Innovations, Inc.	1,100	12,896
*	ATS Automation Tooling System, Inc.	11,300	38,825
*	Aurizon Mines, Ltd.	5,400	20,002
*	AXIA NetMedia Corp.	6,400	8,367
*	Ballard Power Systems, Inc.	3,400	6,981
#	Bank of Montreal	20,300	671,960
	Bank of Nova Scotia	4,100	116,613
# *	Bankers Petroleum, Ltd.	22,200	31,254
	Barrick Gold Corp.	2,900	83,965
	BCE, Inc.	3,300	70,546
	Biovail Corp.	7,600	83,114
*	Birchcliff Energy, Ltd.	8,100	40,524
	Bombardier, Inc. Class B	2,100	6,652
*	Boralex, Inc. Class A	1,900	9,967
# *	Bow Valley Energy, Ltd.	2,400	996
*	Breaker Energy, Ltd.	2,000	7,509
	CAE, Inc.	10,227	65,135
	Calfrac Well Services, Ltd.	2,200	17,699

6

*	Calvalley Petroleum, Inc.	3,900	5,393
	Cameco Corp.	2,100	48,219
	Canaccord Capital, Inc.	2,300	13,531
	Canada Bread Co., Ltd.	800	29,498
# *	Canadian Hydro Developers, Inc.	10,700	25,376
	Canadian Imperial Bank of Commerce	2,900	130,188
	Canadian National Railway Co.	1,200	48,511
	Canadian National Resources, Ltd.	4,700	216,666
	Canadian Pacific Railway, Ltd.	4,500	161,024
#	Canadian Tire Corp. Class A	5,616	237,667
	Canadian Utilities, Ltd. Class A	1,400	40,476
#	Canadian Western Bank	7,700	86,143
	Canam Group, Inc. Class A	5,300	31,534
*	Canfor Corp.	14,500	62,336
*	Cangene Corp.	2,700	11,879
# *	Capstone Mining Corp.	7,000	11,732
*	Cardiome Pharma Corp.	1,800	7,331
	Cascades, Inc.	2,300	7,035
*	Catalyst Paper Corp.	8,100	1,697
	CCL Industries, Inc. Class B	2,600	50,135
*	Celestica, Inc.	24,312	146,284
*	Celtic Exploration, Ltd.	3,000	35,951
*	CGI Group, Inc.	11,400	101,074
	Clairvest Group, Inc.	100	882
# *	Coalcorp Mining, Inc.	6,500	1,144
	Cogeco Cable, Inc.	2,300	56,377
*	COM DEV International, Ltd.	5,100	16,668
# *	Compton Petroleum Corp.	3,200	2,038
# *	Connacher Oil & Gas, Ltd.	20,100	19,876
	Constellation Software, Inc.	300	8,105
	Corby Distilleries, Ltd.	1,000	14,070
# *	Corridor Resources, Inc.	2,700	4,978
	Corus Entertainment, Inc. Class B	6,400	85,276
*	Cott Corp.	6,100	12,268
# *	Crew Energy, Inc.	4,720	22,941
*	Crystallex International Corp.	12,900	3,675
# *	Denison Mines Corp.	5,200	9,761
	Dorel Industries, Inc. Class B	3,800	72,446
*	Dundee Precious Metals, Inc.	2,800	3,989
*	Eastern Platinum, Ltd.	24,300	11,200
*	Eldorado Gold Corp.	4,400	34,955
	Emera, Inc.	700	11,591
	Empire Co., Ltd. Class A	2,800	116,946
	Enbridge, Inc.	2,929	90,450
	EnCana Corp.	3,764	172,507
	Ensign Energy Services, Inc.	12,000	138,272
*	Equinox Minerals, Ltd.	55,534	96,799
	Equitable Group, Inc.	600	6,783
*	Euro Goldfields, Ltd.	6,300	13,357
*	Exfo Electro-Optical Engineering, Inc.	1,900	7,245
*	Fairborne Energy, Ltd.	2,300	9,059
	Fairfax Financial Holdings, Inc.	1,200	317,372

7

	Finning International, Inc.	7,200	85,799
	First Quantum Minerals, Ltd.	7,400	286,190
*	First Uranium Corp.	4,700	25,286
*	Firstservice Corp.	3,300	32,632
*	Flint Energy Services, Ltd.	11,200	63,072
# *	FNX Mining Co., Inc.	2,400	10,619
	Fortis, Inc.	1,900	35,268
	Forzani Group, Ltd. Class A	2,900	31,666
*	Franco-Nevada Corp.	2,900	61,704
*	Fronteer Development Group, Inc.	3,400	8,120
*	Galleon Energy, Inc. Class A	4,500	17,875
#	Gennum Corp.	2,700	11,879
	George Weston, Ltd.	1,400	69,490
	Gerdau Ameristeel Corp.	13,200	69,468
# *	Gildan Activewear, Inc.	900	10,302
*	Glacier Media, Inc.	3,000	4,802
	Goldcorp, Inc.	6,400	174,950
# *	Golden Star Resources, Ltd.	11,700	15,491
# *	Great Basin Gold, Ltd.	27,700	34,123
*	Great Canadian Gaming Corp.	2,600	8,214
	Great West Lifeco, Inc.	9,000	154,538
	Groupe Aeroplan, Inc.	19,100	120,846
*	Hanfeng Evergreen, Inc.	2,500	14,456
	Harry Winston Diamond Corp.	3,456	14,510
*	Heroux-Devtek, Inc.	1,400	5,514
*	High River Gold Mines, Ltd.	18,500	2,015
*	Highpine Oil & Gas, Ltd.	5,832	26,685
	Home Capital Group, Inc.	1,400	32,299
*	HudBay Minerals, Inc.	9,236	61,996
	Husky Energy, Inc.	400	9,691
	IAMGOLD Corp.	23,000	183,298
	IGM Financial, Inc.	400	11,923
*	Imax Corp.	2,900	18,956
*	Imperial Metals Corp.	1,600	5,296
	Industrial Alliance Insurance & Financial Services, Inc.	7,400	148,335
	ING Canada, Inc.	2,304	66,728
	Inmet Mining Corp.	4,800	166,329
*	International Forest Products, Ltd. Series A	600	1,257
	International Royalty Corp.	5,200	12,942
*	Iteration Energy, Ltd.	5,700	5,541
	Jean Coutu Group PJC, Inc. Class A	11,000	84,162
	Kingsway Financial Services, Inc.	5,600	12,811
	Kinross Gold Corp.	8,300	127,912
*	Lake Shore Gold Corp.	13,900	22,015
	Laurentian Bank of Canada	3,048	73,563
	Leon’s Furniture, Ltd.	1,600	12,389
	Linamar Corp.	5,100	18,378
	Loblaw Companies, Ltd.	1,100	29,636
*	Logibec Group Informatique, Ltd.	100	1,263
*	Lundin Mining Corp.	31,900	58,010
*	MacDonald Dettweiler & Associates, Ltd.	3,300	85,729
	Magna International, Inc. Class A	8,400	288,400

8

#	Major Drilling Group International, Inc.	1,664	18,867
#	Manitoba Telecom Services, Inc.	1,700	47,725
	Manulife Financial Corp.	17,600	299,700
	Maple Leaf Foods, Inc.	4,072	28,732
*	Martinrea International, Inc.	12,400	43,644
*	MAXIM Power Corp.	2,200	5,512
*	MDS, Inc.	14,000	80,952
	Methanex Corp.	5,800	66,783
	Metro, Inc. Class A	2,000	62,013
*	Migao Corp.	3,000	17,095
*	Miranda Technologies, Inc.	100	499
	National Bank of Canada	5,100	186,554
*	Nautilus Minerals, Inc.	5,100	4,915
*	Neo Material Technologies, Inc.	6,800	9,232
	Nexen, Inc.	6,936	132,059
	Niko Resources, Ltd.	200	10,121
#	Norbord, Inc.	4,500	4,902
# *	North American Palladium, Ltd.	6,100	10,991
*	Northgate Minerals Corp.	8,700	12,394
	Nova Chemicals Corp.	15,920	92,054
*	Nuvista Energy, Ltd.	8,700	57,669
*	Oilexco, Inc.	16,100	1,417
#	Onex Corp.	9,000	145,261
*	Open Text Corp.	1,000	32,934
# *	OPTI Canada, Inc.	42,720	69,094
*	Paladin Labs, Inc.	1,000	12,545
*	Pan Amer Silver Corp.	5,200	85,672
*	Paramount Resources, Ltd. Class A	3,000	14,255
*	Parkbridge Lifestyles Communities, Inc.	2,100	6,159
	Pason Systems, Inc.	1,000	8,506
*	Patheon, Inc.	4,800	9,413
*	Petro Andina Resources, Inc.	1,800	9,940
# *	Petrobank Energy & Resources, Ltd.	1,700	36,541
	Petro-Canada	20,909	659,878
#	Progress Energy Resources Corp.	6,400	47,733
# *	QLT, Inc.	3,500	6,981
*	Quadra Mining, Ltd.	2,100	11,632
	Quebecor, Inc. Class B	4,200	54,203
	Quest Capital Corp.	1,500	1,006
# *	Questerre Energy Corp.	2,400	2,816
	Reitmans Canada, Ltd.	6,200	63,127
	Rentcash, Inc.	100	478
	Richelieu Hardware, Ltd.	1,900	24,281
#	Ritchie Brothers Auctioneers, Inc.	3,200	70,608
	Rogers Communications, Inc. Class B	1,000	24,570
*	RONA, Inc.	12,600	139,484
#	Royal Bank of Canada	3,900	138,247
	Russel Metals, Inc.	6,000	63,153
	Samuel Manu-Tech, Inc.	1,700	5,841
*	Sandvine Corp.	18,000	15,537
	Saputo, Inc.	2,900	52,979
	Savanna Energy Services Corp.	4,900	24,022

9

*	SEMAFO, Inc.	6,600	10,177
#	Shaw Communictions, Inc. Class B	4,800	74,415
	ShawCor, Ltd.	2,000	36,537
#	Sherritt International Corp.	32,600	140,147
	Shoppers Drug Mart Corp.	1,000	36,160
*	Shore Gold, Inc.	14,500	5,225
*	Sierra Wireless, Inc.	1,300	7,364
# *	Silver Standard Resources, Inc.	4,000	67,074
*	Silver Wheaton Corp.	9,100	69,777
#	Silvercorp Metals, Inc.	14,700	34,123
*	Sino-Forest Corp.	17,600	153,980
#	SNC-Lavalin Group, Inc.	900	26,209
*	Stantec, Inc.	2,000	43,794
	Stella-Jones, Inc.	200	3,184
*	Storm Exploration, Inc.	1,100	10,665
#	Sun Life Financial, Inc.	19,200	448,906
	Suncor Energy, Inc.	2,808	70,665
# *	SunOpta, Inc.	2,100	3,696
	Superior Plus Corp.	6,600	60,010
*	SXC Health Solutions Corp.	1,000	19,878
	Talisman Energy, Inc.	40,448	506,744
# *	Taseko Mines, Ltd.	6,700	9,433
	Teck Resources, Ltd. Class B	33,100	347,560
*	The Churchill Corp.	1,750	13,917
*	The Descartes Systems Group, Ltd.	4,100	13,331
#	The Thomson Corp.	2,732	76,697
# *	Thompson Creek Metals Company, Inc.	10,100	67,711
	Tim Hortons, Inc.	3,900	94,779
	TMX Group, Inc.	800	21,513
	Toromont Industries, Ltd.	2,500	51,412
#	Toronto Dominion Bank	11,000	434,174
#	Torstar Corp. Class B	3,900	16,407
#	Transalta Corp.	3,400	58,523
	TransCanada Corp.	2,939	73,346
	Transcontinental, Inc. Class A	5,200	30,939
*	Transglobe Energy Corp.	3,700	9,488
#	Trican Well Service, Ltd.	10,100	77,783
	Trinidad Drilling, Ltd.	6,000	24,235
# *	TriStar Oil and Gas, Ltd.	13,280	119,635
	TVA Group, Inc. Class B	653	4,411
# *	UEX Corp.	6,000	7,944
	Uni-Select, Inc.	900	20,929
# *	Uranium One, Inc.	51,200	141,591
*	UTS Energy Corp.	21,700	26,914
*	Vector Aerospace Corp.	3,200	10,995
# *	Verenex Energy, Inc.	4,000	30,839
*	Vero Energy, Inc.	2,000	6,335
# *	Viterra, Inc.	25,000	182,268
*	West Energy, Ltd.	400	845
#	West Fraser Timber Co., Ltd.	3,400	76,787
*	Westjet Airlines, Ltd.	700	6,852
*	Wi-LAN, Inc.	11,400	15,094

10

	Winpak, Ltd.	2,300	13,492
	Yamana Gold, Inc.	29,500	231,392

TOTAL — CANADA			14,924,122

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
# *	A P Moller - Maersk A.S.	11	63,895
#	Alk-Abello A.S.	425	25,540
*	Amagerbanken A.S.	356	2,903
	Auriga Industries A.S. Series B	2,977	50,685
#	Bang & Olufsen Holdings A/S	1,290	8,741
*	Bavarian Nordic A.S.	250	7,904
	Carlsberg A.S. Series B	1,934	92,986
#	Coloplast A.S.	595	40,619
#	D/S Norden A.S.	1,026	34,505
#	Dampskibsselskabet Torm A.S.	1,131	10,305
	Dampskibsselskabet Torm A.S. ADR	1,653	15,472
#	Danisco A.S.	4,197	137,452
*	Danske Bank A.S.	8,135	89,226
*	DFDS A.S.	612	31,924
#	DSV A.S.	11,779	133,021
	East Asiatic Co., Ltd. A.S.	546	17,228
*	FLSmidth & Co. A.S.	3,296	105,399
*	Genmab A.S.	300	11,562
*	GN Store Nord A.S.	16,500	52,695
# *	Greentech Energy Systems A.S.	1,200	4,077
#	H. Lundbeck A.S.	1,967	35,588
	Jeudan A.S.	477	36,800
*	Jyske Bank A.S.	4,171	106,849
# *	NeuroSearch A.S.	290	4,259
# *	NKT Holding A.S.	2,916	79,404
*	Nordjyske Bank A.S.	140	2,901
*	Norresundby Bank A.S.	195	5,010
	Novozymes A.S. Series B	286	19,283
*	Parken Sport & Entertainment A.S.	20	1,743
	Per Aarsleff A.S. Series B	320	27,658
*	Ringkjoebing Landbobank A.S.	919	69,530
#	Rockwool International A.S.	804	62,064
*	Royal Unibrew A.S.	344	4,038
#	Schouw & Co. A.S.	1,698	24,534
	SimCorp A.S.	110	14,309
*	Sjaelso Gruppen A.S.	900	3,116
	Solar Holdings A.S. Series B	174	5,551
	Spar Nord Bank A.S.	6,403	55,380
*	Sydbank A.S.	5,661	95,103
	Thrane & Thrane A.S.	275	7,840
	Tivoli A.S.	1	567
*	TK Development A.S.	1,470	6,194
*	Topdanmark A.S.	910	107,575
#	Trygvesta A.S.	250	13,683
*	Vestas Wind Systems A.S.	852	55,305

11

*	Vestjysk Bank A.S.	1,057	12,268
TOTAL COMMON STOCKS			1,792,691

RIGHTS/WARRANTS — (0.0%)
*	Bang & Olufsen Holdings A.S. Rights 05/07/09	2,580	16,956

TOTAL — DENMARK			1,809,647

FINLAND — (1.8%)
COMMON STOCKS — (1.8%)
	Ahlstrom Oyj	3,134	29,654
	Alma Media Oyj	4,556	30,520
#	Amer Sports Oyj Series A	8,993	86,956
	Aspo Oyj	461	3,032
#	Atria P.L.C.	1,463	17,333
	Bank of Aland P.L.C.	23	586
	Cargotec Oyj Series B	2,611	33,812
#	Cramo Oyj	1,575	14,853
*	Elektrobit Corp.	47,687	34,049
	Elisa Oyj	5,993	79,346
*	Finnair Oyj	6,588	38,442
	Finnlines Oyj	767	5,578
	Fiskars Oyj Abp Series A	3,456	36,496
	Fortum Oyj	4,385	88,446
	F-Secure Oyj	4,603	13,834
	Glaston Oyj Abp	3,905	6,630
#	HKScan Oyj Series A	1,108	7,151
	Huhtamaki Oyj	9,185	88,376
	KCI Konecranes Oyj	1,929	39,194
#	Kemira Oyj	4,587	38,154
#	Kesko Oyj	8,512	221,337
	Kone Oyj Series B	1,602	43,761
	Laennen Tehtaat Oyj	276	4,352
	Lassila & Tikanoja Oyj	1,166	17,957
	Lemminkainen Oyj	1,151	29,938
	Metso Corp. Oyj	9,359	143,317
*	M-Real Oyj Series B	34,758	24,976
#	Neste Oil Oyj	12,806	165,649
	Nokian Renkaat Oyj	2,400	37,901
	Olvi Oyj Series A	229	4,917
	Oriola-KD Oyj Class B	4,809	13,929
	Orion Oyj Series A	2,212	32,306
	Orion Oyj Series B	2,547	36,886
	Outokumpu Oyj Series A	1,482	22,078
	Outotec Oyj	304	6,447
	PKC Group Oyj	2,649	12,548
	Pohjola Bank P.L.C. (5665233)	14,940	110,579
*	Pohjola Bank P.L.C. (B3QBVY8)	6,444	48,599
	Poyry Oyj	2,503	31,104
	Raisio P.L.C.	6,257	12,882
*	Ramirent Oyj	5,095	24,652

12

	Rautaruukki Oyj Series K	436	8,112
*	Ruukki Group Oyj	10,538	22,549
	Sampo Oyj	14,382	268,292
	Sanoma Oyj	9,891	130,304
	Scanfil Oyj	9,299	25,236
	Stockmann Oyj Abp Series A	2,666	52,729
	Stockmann Oyj Abp Series B	2,901	54,410
*	Stora Enso Oyj Series R	50,632	289,001
	Tecnomen Oyj	19,577	25,515
	Tieto Oyj	7,471	95,979
	UPM-Kymmene Oyj	45,985	411,515
	Uponor Oyj Series A	2,456	27,334
	Vacon Oyj	453	13,108
	Vaisala Oyj Series A	1,578	49,941
#	Wartsila Corp. Oyj Series B	4,107	135,408
#	YIT Oyj	14,427	137,894

TOTAL — FINLAND			3,485,884

FRANCE — (6.0%)
COMMON STOCKS — (5.9%)
	Accor SA	1,380	58,390
	Aeroports de Paris	371	21,361
	Air France-KLM	13,938	154,750
	Air Liquide SA	544	44,265
*	Alcatel-Lucent SA Sponsored ADR	13,600	34,000
	Alstom SA	1,356	84,530
*	Alten	1,917	34,451
*	Altran Technologies SA	14,528	48,775
#	April Group SA	303	9,019
	Arkema	2,648	61,079
	Assystem	967	7,629
	Atos Origin SA	9,222	284,302
*	AXA SA	8,696	146,108
*	AXA SA Sponsored ADR	14,588	250,622
#	Beneteau SA	2,995	29,764
	bioMerieux	175	13,108
	BNP Paribas SA	12,341	649,678
	Boiron SA	427	10,803
	Bonduelle SCA	208	14,572
	Bongrain SA	1,203	59,008
#	Bourbon SA	3,329	124,592
#	Bouygues SA	1,571	67,019
*	Bull SA	11,571	34,139
	Canal Plus SA	1,031	6,624
# *	Capgemini SA	6,863	256,541
	Carbone Lorraine SA	1,084	28,210
# *	Carrefour SA	3,054	123,831
	Casino Guichard Perrachon SA	1,073	66,937
	Cegedim SA	178	9,896
	Christian Dior SA	136	9,113
	Cie Generale D’Optique Essilor Intenational SA	884	38,086

13

#	Ciments Francais SA	1,165	105,518
*	Club Mediterranee SA	509	8,021
#	CNP Assurances	2,261	178,270
	Compagnie de Saint-Gobain	9,811	351,972
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	9,000	129,780
	Compagnie Generale des Establissements Michelin Series B	8,693	444,981
	Credit Agricole SA	14,688	214,761
#	DANONE SA	264	12,558
	Dassault Systemes SA	955	39,198
#	Delachaux SA	900	50,010
	Derichebourg	16,609	38,803
	EDF Energies Nouvelles SA	842	29,815
	Electricite de Strasbourg	88	11,576
	Eramet SA	99	21,258
	Establissements Maurel et Prom	9,249	135,724
	Etam Developpement SA	588	9,346
	Euler Hermes SA	1,866	91,045
*	Euro Disney SCA	949	4,321
#	European Aeronautic Defence & Space Co.	11,144	160,848
	Eutelsat Communications	2,295	49,695
# *	Faurecia SA	443	4,855
#	Fimalac SA	655	31,056
	France Telecom SA	3,948	87,646
	France Telecom SA Sponsored ADR	3,032	66,886
*	Gemalto NV	5,350	168,457
	GFI Informatique SA	1,440	6,032
	Gifi SA	800	31,740
	GL Events SA	2,268	35,928
# *	Groupe Eurotunnel SA	2,272	11,698
	Groupe Steria SCA	2,039	38,880
	Guerbet SA	89	13,265
	Guyenne et Gascogne SA	78	6,780
#	Haulotte Group SA	2,284	14,272
	Havas SA	22,340	69,996
#	Hermes International SA	280	37,135
	Iliad SA	182	19,116
	Imerys SA	2,355	97,455
*	Infogrames Entertainment SA	2,245	14,623
	Ingenico SA	2,150	39,363
	Ipsos SA	2,404	54,555
#	JC Decaux SA	3,701	52,631
	Kaufman et Broad SA	229	5,300
	Korian SA	485	11,052
#	Lafarge SA	5,670	319,949
#	Lagardere SCA	7,076	222,137
	Laurent-Perrier	39	2,288
	Legrand SA	2,723	54,663
	LVMH Moet Hennessy Louis Vuitton SA	1,054	79,576
#	M6 Metropole Television	2,311	43,195
	Manitou BF SA	543	5,995
	Manutan International SA	234	9,272

14

	Natixis	99,455	225,181
	Neopost SA	1,190	100,772
*	Nexans SA	3,461	160,346
	Norbert Dentressangle	797	27,697
	NRJ Group	1,512	9,907
# *	Orpea	1,599	65,384
#	PagesJaunes SA	3,741	40,637
#	Pernod-Ricard SA	1,820	107,502
	Peugeot SA	9,121	210,629
	Pierre & Vacances	990	63,499
# *	Plastic Omnium SA	521	6,411
	PPR SA	3,639	278,795
	Publicis Groupe	1,966	60,091
	Rallye SA	1,545	31,409
#	Remy Cointreau SA	1,269	41,833
	Renault SA	11,104	356,047
#	Rexel SA	10,597	87,957
	Rhodia SA	2,560	14,719
	Robertet SA	246	22,082
	Rubis SA	659	37,380
#	Safran SA	11,349	135,452
	Saft Groupe SA	350	10,712
	SAMSE SA	40	2,933
# *	Schneider Electric SA	2,088	158,894
	SCOR SE	6,095	127,919
#	SEB SA	3,089	104,109
	Sechilienne SA	824	28,350
*	Seloger.com	845	21,413
	Societe BIC SA	1,862	99,958
	Societe Generale Paris	7,130	364,404
	Societe Marseillaise du Tunnel Prado Carenage	200	6,644
	Societe Television Francaise 1	5,469	51,217
	Sodexo	724	34,779
*	Soitec SA	10,783	68,167
	Somfy SA	303	45,472
	Sopra Group SA	549	19,648
	Sperian Protection	171	8,611
	Stallergenes SA	219	14,158
	STEF-TFE	1,194	43,134
	STMicroelectronics NV	38,189	251,685
	STMicroelectronics NV ADR	8,300	54,531
	Sucriere de Pithiviers Le Vieil	11	6,888
	Synergie SA	2,662	46,607
#	Technip SA	2,861	122,909
	Teleperformance SA	4,781	137,791
	Thales SA	1,111	46,090
*	Theolia SA	471	1,721
	Total SA	5,026	251,480
	Total SA Sponsored ADR	3,100	154,132
*	UbiSoft Entertainment SA	2,982	58,259
	Union Financiere de France Banque SA	236	8,037
	Valeo SA	5,658	116,592

15

	Vallourec SA	298	32,572
	Viel et Compagnie	9,940	30,733
	Vilmorin et Cie SA	103	9,717
	Vinci SA	3,603	161,416
	Virbac SA	612	41,253
	Vivendi SA	7,978	214,521
	Wendel	3,069	112,549
#	Zodiac Aerospace	3,640	106,308
TOTAL COMMON STOCKS			11,784,541

RIGHTS/WARRANTS — (0.1%)
*	Bonduelle SCA Rights 03/26/09	207	—
*	Faurecia SA Rights 05/12/09	443	1,055
# *	Lafarge SA Rights 04/15/09	2,617	140,234
TOTAL RIGHTS/WARRANTS			141,289

TOTAL — FRANCE			11,925,830

GERMANY — (4.8%)
COMMON STOCKS — (4.8%)
#	Aareal Bank AG	1,179	10,980
	Adidas-Salomon AG	2,326	87,882
#	Aixtron AG	1,578	11,943
#	Allianz SE	4,301	396,241
	Allianz SE Sponsored ADR	11,988	108,611
# *	Arcandor AG	17,072	40,385
*	Augusta Technologie AG	774	8,383
#	Aurubis AG	2,418	68,446
	Baader Bank AG	174	585
# *	BASF AG	4,469	169,063
#	Bauer AG	239	9,020
*	Bayer AG	1,857	92,160
	Bayerische Motoren Werke AG	8,606	298,190
	Bechtle AG	971	14,632
#	Beiersdorf AG	263	10,781
#	Bilfinger Berger AG	2,727	129,422
*	Carl Zeiss Meditec AG	985	11,701
#	Celesio AG	2,505	55,955
*	CENTROTEC Sustainable AG	82	894
	Comdirect Bank AG	1,532	12,422
#	Commerzbank AG	48,051	321,320
# *	Constantin Medien AG	10,864	34,487
#	Daimler AG Sponsored ADR	10,656	380,419
	Demag Cranes AG	1,553	32,559
#	Deutsche Bank AG ADR	20,528	1,076,283
	Deutsche Boerse AG	1,211	88,184
#	Deutsche Lufthansa AG	14,540	185,483
	Deutsche Post AG	26,899	310,355
#	Deutsche Postbank AG	216	4,488
	Deutsche Telekom AG	8,282	101,087
	Deutsche Telekom AG Sponsored ADR	7,860	85,517

16

# *	Deutsche Wohnen AG	2,171	40,504
	Deutz AG	17,349	73,098
#	Douglas Holding AG	1,169	47,966
	Drillisch AG	10,745	18,426
	Duerr AG	505	9,504
#	E.ON AG	18,237	612,150
	ElreingKlinger AG	717	10,268
*	Escada AG	1,298	4,706
# *	Evotec AG	18,777	16,642
	Fielmann AG	103	6,307
#	Fraport AG	2,352	94,803
*	Freenet AG	5,096	31,947
	Fresenius Medical Care AG & Co. KGaA ADR	900	34,659
*	Fresenius SE (4352097)	402	16,618
*	Fresenius SE (4568946)	418	21,558
	GEA Group AG	4,840	62,699
	Generali Deutschland Holding AG	345	28,488
	Gerresheimer AG	2,461	59,140
	Gesco AG	228	10,559
	GFK SE	1,582	37,604
	Gildemeister AG	2,680	26,059
	Grenkeleasing AG	926	28,759
#	Hannover Rueckversicherung AG	4,010	129,564
	Heidelberger Druckmaschinen AG	9,508	68,413
#	Heidelberger Zement AG	1,589	66,798
#	Henkel AG & Co. KGaA	1,143	28,258
#	Hochtief AG	1,845	88,435
*	IDS Scheer AG	762	8,368
	Indus Holding AG	583	8,273
# *	Infineon Technologies AG	2,952	7,673
# *	Infineon Technologies AG ADR	61,232	156,754
	INTERSEROH SE	497	22,117
	IVG Immobilien AG	12,360	105,739
*	Jenoptik AG	5,464	24,886
	K&S AG	920	55,344
	Kloeckner & Co. SE	4,077	52,675
	Kontron AG	4,426	48,568
	Krones AG	2,060	71,290
#	Kuka AG	1,665	23,876
	KWS Saat AG	94	11,793
#	Lanxess AG	6,296	134,423
	Leoni AG	3,076	44,154
	Linde AG	1,001	79,814
	MAN AG	3,183	195,238
*	Manz Automation AG	90	4,072
#	Medion AG	849	6,543
	Merck KGaA	599	53,575
	Metro AG	1,104	46,961
#	MLP AG	3,946	55,224
*	Morphosys AG	573	10,512
	MTU Aero Engines Holding AG	3,629	122,103
	Munchener Rueckversicherungs-Gesellschaft AG	1,148	158,620

17

	MVV Energie AG	320	13,232
*	Nordex AG	64	1,105
	Pfeiffer Vacuum Technology AG	168	11,147
	Pfleiderer AG	6,234	35,000
# *	Plambeck Neue Energien AG	2,667	8,023
	Porsche Automobil Holding SE	3,520	253,564
	Praktiker Bau-und Heimwerkermaerkte Holding AG	3,316	24,060
# *	Premiere AG	3,436	8,302
# *	Puma AG Rudolf Dassler Sport	203	43,422
# *	Q-Cells SE	105	2,241
# *	QIAGEN NV	2,833	46,649
*	QSC AG	16,029	27,474
#	Rational AG	199	20,411
# *	REpower Systems AG	51	5,648
	Rheinmetall AG	2,725	115,481
	Rhoen-Klinikum AG	3,510	73,154
*	Roth & Rau AG	350	8,076
	Salzgitter AG	2,482	175,110
#	Sartorius AG	59	1,021
# *	SGL Carbon SE	3,232	94,782
# *	Singulus Technologies AG	11,846	39,849
	Sixt AG	557	8,411
# *	Software AG	1,142	72,232
# *	Solar Millennium AG	2,702	53,803
# *	Solarworld AG	2,111	58,502
# *	Solon SE	158	1,811
	Stada Arzneimittel AG	5,750	105,930
	Suedzucker AG	6,185	119,382
*	Symrise AG	5,966	81,134
#	Takkt AG	174	1,726
#	ThyssenKrupp AG	11,447	244,743
*	Tognum AG	3,370	41,190
#	TUI AG	23,032	250,500
	United Internet AG	4,184	42,848
*	Versatel AG	311	2,281
	Vivacon AG	1,119	2,171
	Vossloh AG	114	11,705
	Wacker Chemie AG	249	25,286
	Wacker Neuson SE	1,212	10,985
*	Washtec AG	5,709	41,666
	Wincor Nixdorf AG	942	47,152
# *	Wirecard AG	2,082	17,115
TOTAL COMMON STOCKS			9,588,729

RIGHTS/WARRANTS — (0.0%)
*	Constantin Medien AG Rights 05/07/09	10,864	618

TOTAL — GERMANY			9,589,347

18

GREECE — (1.3%)
COMMON STOCKS — (1.3%)
	Agricultural Bank of Greece S.A.	16,347	28,099
*	Alapis Holdings Industrial & Commercial S.A.	61,234	61,789
*	Alpha Bank A.E.	33,606	327,337
	Anek Lines S.A.	15,821	17,707
	Attica Bank	3,947	12,210
	Bank of Greece	1,454	82,814
	Coca-Cola Hellenic Bottling Co. S.A. ADR	1,600	25,600
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	19,266	50,602
	EFG Eurobank Ergasias S.A.	29,674	232,943
	Ellaktor S.A.	14,295	92,501
*	Emporiki Bank of Greece S.A.	2,580	18,846
	EYDAP Athens Water Supply & Sewage Co. S.A.	476	3,830
*	Forthnet S.A.	10,853	17,896
	Fourlis Holdings S.A.	2,871	34,279
	Frigoglass S.A.	2,761	15,039
	GEK Terna S.A.	1,415	8,458
*	Geniki Bank	3,203	5,791
	Hellenic Exchanges S.A.	1,352	11,813
	Hellenic Petroleum S.A.	13,659	132,373
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	4,500	33,435
	Heracles General Cement Co. S.A.	2,107	18,012
	Iaso S.A.	4,628	26,284
	J&P-Avax S.A.	1,561	5,217
*	Marfin Investment Group S.A.	58,353	250,212
	Metka S.A.	2,252	23,652
	Michaniki S.A.	4,019	8,310
	Motor Oil (Hellas) Corinth Refineries S.A.	1,888	19,934
	Mytilineos Holdings S.A.	13,806	88,363
	National Bank of Greece S.A.	11,614	241,524
	National Bank of Greece S.A. ADR	41,442	168,669
	OPAP S.A.	1,860	57,381
	Piraeus Bank S.A.	28,445	260,826
	Proton Bank S.A.	1,750	2,230
	Public Power Corp. S.A.	2,464	47,498
	Sarantis S.A.	1,038	4,892
	Sidenor Steel Products Manufacturing Co. S.A.	7,296	36,063
	Teletypos S.A. Mega Channel	1,037	7,698
	Titan Cement Co. S.A.	4,461	113,726
	TT Hellenic Postbank S.A.	4,550	27,381
	Viohalco S.A.	9,559	47,246

TOTAL — GREECE			2,668,480

HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
	Allied Properties, Ltd.	572,000	66,048
	Asia Financial Holdings, Ltd.	44,000	11,257
*	Associated International Hotels, Ltd.	4,000	6,406
	Bank of East Asia, Ltd.	26,431	62,736
	BOC Hong Kong (Holdings), Ltd.	9,000	12,734
# *	C C Land Holdings, Ltd.	36,000	11,809

19

	Cafe de Coral Holdings, Ltd.	8,000	14,852
	Cathay Pacific Airways, Ltd.	29,000	33,582
	Cheung Kong Holdings, Ltd.	13,000	135,266
	Chevalier International Holdings, Ltd.	20,000	7,456
*	China WindPower Group, Ltd.	260,000	10,165
	Chong Hing Bank, Ltd.	7,000	8,641
*	Clear Media, Ltd.	103,000	31,066
	Dah Sing Banking Group, Ltd.	6,800	4,824
	Dah Sing Financial Holdings, Ltd.	17,600	50,948
	Emperor International Holdings, Ltd.	54,000	5,122
	Esprit Holdings, Ltd.	4,400	26,960
*	eSun Holdings, Ltd.	198,000	23,873
	First Pacific Co., Ltd.	176,000	79,003
*	Foxconn International Holdings, Ltd.	114,000	70,255
	Fubon Bank Hong Kong, Ltd.	30,000	10,213
# *	Galaxy Entertainment Group, Ltd.	302,000	71,686
	Giordano International, Ltd.	242,000	49,340
*	Goldin Properties Holdings, Ltd.	22,000	8,257
	Great Eagle Holdings, Ltd.	29,000	40,036
	Hang Lung Group, Ltd.	14,000	51,274
	Hang Lung Properties, Ltd.	5,000	14,139
	Henderson Land Development Co., Ltd.	10,000	46,580
	HKR International, Ltd.	86,400	22,363
	Hong Kong and Shanghai Hotels, Ltd.	79,500	60,104
	Hong Kong Exchanges & Clearing, Ltd.	1,200	13,814
	Hopewell Holdings, Ltd.	13,000	33,382
	Hutchison Harbour Ring, Ltd.	180,000	13,427
*	Hutchison Telecommunications Hong Kong Holdings, Ltd.	36,000	3,391
	Hutchison Telecommunications International, Ltd.	36,000	6,735
	Hutchison Whampoa, Ltd.	28,000	164,202
	Industrial & Commercial Bank of China (Asia), Ltd.	35,000	44,719
#	Johnson Electric Holdings, Ltd.	266,000	57,547
	K Wah International Holdings, Ltd.	56,000	8,733
	Keck Seng Investments (Hong Kong), Ltd.	14,000	5,285
	Kerry Properties, Ltd.	28,500	84,063
	Kingboard Chemical Holdings, Ltd.	53,500	129,691
	Kingboard Laminates Holdings, Ltd.	91,500	36,461
	Kowloon Development Co., Ltd.	94,000	44,952
*	Lai Sun Development Co., Ltd.	1,720,000	20,881
	Lee & Man Paper Manufacturing, Ltd.	31,600	23,421
	Li & Fung, Ltd.	6,000	16,856
	Lifestyle International Holdings, Ltd.	18,000	17,197
	Liu Chong Hing Investment, Ltd.	16,000	7,596
*	Melco International Development, Ltd.	82,000	40,227
	Midland Holdings, Ltd.	36,000	14,754
# *	Mongolia Energy Corp., Ltd.	63,000	17,855
	MTR Corp., Ltd.	5,000	12,669
	New World Development Co., Ltd.	93,519	122,555
	Next Media, Ltd.	62,000	8,193
	NWS Holdings, Ltd.	23,274	46,618
	Pacific Andes International Holdings, Ltd.	128,000	13,450
	Pacific Basin Shipping, Ltd.	98,000	48,458

20

*	Pacific Century Premium Developments, Ltd.	45,000	8,900
	PCCW, Ltd.	12,000	5,421
*	Polytec Asset Holdings, Ltd.	300,000	17,165
	Ports Design, Ltd.	9,000	14,083
	Public Financial Holdings, Ltd.	28,000	9,767
	Regal Hotels International Holdings, Ltd.	172,000	33,153
	Road King Infrastructure, Ltd.	29,000	13,689
*	Samson Holding, Ltd.	294,000	28,699
*	Shanghai Zenghai Property, Ltd.	1,190,000	26,476
	Shangri-La Asia, Ltd.	8,000	11,763
	Shun Tak Holdings, Ltd.	150,000	66,002
	Sino Land Co., Ltd.	52,000	66,232
*	Sinotrans Shipping, Ltd.	211,500	64,875
	Smartone Telecommunications Holdings, Ltd.	21,000	13,516
	Sun Hung Kai & Co., Ltd.	60,000	33,233
	Sun Hung Kai Properties, Ltd.	10,000	103,250
	Tai Cheung Holdings, Ltd.	75,000	28,261
*	Tak Shun Technology Group, Ltd.	3,130,000	16,559
	Techtronic Industries Co., Ltd.	226,500	133,663
	Texwinca Holdings, Ltd.	18,000	10,955
	Transport International Holdings, Ltd.	16,800	45,465
	Truly International Holdings	38,000	21,853
	Vitasoy International Holdings, Ltd.	100,000	44,917
	Vtech Holdings, Ltd.	3,000	15,005
	Wharf Holdings, Ltd.	38,000	125,272
	Wheelock and Co., Ltd.	42,000	90,739
	Wheelock Properties, Ltd.	95,000	38,114
	Wing Hang Bank, Ltd.	7,000	41,561
	Wing On Co. International, Ltd.	30,000	28,786
*	Wonson International Holdings, Ltd.	10,640,000	15,024
#	Xinyi Glass Holding Co., Ltd.	38,000	23,788
	Yip’s Chemical Holdings, Ltd.	80,000	28,571
	Yue Yuen Industrial (Holdings), Ltd.	6,000	13,304

TOTAL — HONG KONG			3,342,188

IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
*	Aer Lingus Group P.L.C.	14,724	13,989
	Allied Irish Banks P.L.C.	45,147	55,199
*	Anglo Irish Bank Corp. P.L.C.	105,210	30,207
	C&C Group P.L.C.	33,414	77,591
	CRH P.L.C.	6,289	159,692
	CRH P.L.C. Sponsored ADR	3,300	84,876
	DCC P.L.C.	10,823	195,675
*	Dragon Oil P.L.C.	41,441	155,933
*	Elan Corp. P.L.C.	4,564	27,159
*	Elan Corp. P.L.C. Sponsored ADR	4,500	26,595
	FBD Holdings P.L.C.	4,599	36,360
	Glanbia P.L.C.	6,572	20,725
	Grafton Group P.L.C.	21,880	77,295
*	Greencore Group P.L.C.	39,071	50,478

21

	Independent News & Media P.L.C.	7,559	2,587
*	Kenmare Resources P.L.C.	39,011	12,260
	Kerry Group P.L.C.	3,688	76,069
	Kingspan Group P.L.C.	15,521	80,270
	Paddy Power P.L.C.	2,496	46,530
	Smurfit Kappa Group P.L.C.	10,408	30,487
	United Drug P.L.C.	19,579	54,890

TOTAL — IRELAND			1,314,867

ITALY — (2.7%)
COMMON STOCKS — (2.7%)
	A2A SpA	12,377	20,344
#	ACEA SpA	3,441	42,683
	Acegas-APS SpA	2,087	14,576
#	Alleanza Assicurazioni SpA	11,228	75,233
	Amplifon SpA	5,973	15,166
# *	Ansaldo STS SpA	4,668	74,398
#	Astaldi SpA	8,235	44,778
#	Atlantia SpA	1,380	24,345
#	Autogrill SpA	6,656	50,583
# *	Azimut Holding SpA	9,922	69,336
# *	Banca Carige SpA	47,920	175,533
	Banca Generali SpA	10,174	45,248
	Banca Intermobiliare SpA	3,421	12,656
*	Banca Italease SpA	3,809	7,402
	Banca Monte Dei Paschi di Siena SpA	87,381	139,822
	Banca Piccolo Credito Valtellinese Scarl SpA	18,924	148,181
	Banca Popolare dell’Etruria e del Lazio Scarl	3,068	18,024
	Banca Popolare di Milano Scarl	52,397	304,630
#	Banco di Desio e della Brianza SpA	8,503	49,117
	Banco Popolare Scarl	28,192	185,210
#	Benetton Group SpA	7,114	56,373
	Brembo SpA	6,992	41,593
#	Bulgari SpA	4,904	24,974
#	Buzzi Unicem SpA	3,273	47,924
	C.I.R. SpA - Compagnie Industriali Riunite	26,899	35,029
#	Cementir SpA	15,206	54,724
#	Credito Artigiano SpA	6,264	17,069
#	Credito Bergamasco SpA	474	16,484
	Credito Emiliano SpA	8,917	44,566
#	Davide Campari - Milano SpA	11,688	78,603
# *	De Longhi SpA	4,556	10,846
*	DiaSorin SpA	1,379	30,585
	Eni SpA	5,441	116,759
	Eni SpA Sponsored ADR	2,100	89,649
#	ERG SpA	6,230	95,980
*	Eurotech SpA	13,712	52,982
*	Fastweb SpA	531	12,697
# *	Fiat SpA	14,447	141,239
#	Finmeccanica SpA	4,072	57,363
#	Fondiaria - Sai SpA	8,937	148,623

22

*	Gemina SpA	123,796	62,845
# *	Geox SpA	702	5,933
*	Gruppo Editoriale L’Espresso SpA	5,683	8,021
#	Hera SpA	32,394	65,149
*	Impregilo SpA	28,011	79,300
	Indesit Co. SpA	3,417	17,095
	Interpump Group SpA	1,232	5,245
	Intesa Sanpaolo SpA	40,419	128,769
	Iride SpA	6,625	9,732
#	Italcementi SpA	10,562	127,147
	Italmobiliare SpA	1,432	54,332
#	KME Group SpA	16,179	13,877
# *	Lottomatica SpA	1,632	33,548
	Luxottica Group SpA Sponsored ADR	300	5,493
#	Marr SpA	1,671	12,306
	Mediaset SpA	15,919	89,426
	Mediobanca SpA	5,787	66,768
#	Mediolanum SpA	3,408	15,575
#	Milano Assicurazioni SpA	25,444	77,769
	Mondadori (Arnoldo) Editore SpA	13,439	48,853
#	Parmalat SpA	151,680	301,255
#	Permasteelisa SpA	711	9,713
# *	Piaggio & C. SpA	25,137	42,256
	Pirelli & Co. SpA	302,134	117,540
	Premafin Finanziaria SpA	9,418	12,075
#	Prysmian SpA	5,651	68,712
#	Recordati SpA	2,294	13,204
	Safilo Group SpA	10,812	6,180
	Saipem SpA	540	11,542
#	Saras SpA	10,423	30,522
	SAVE SpA	7,173	37,539
*	Snai SpA	2,736	10,046
#	Societa Iniziative Autostradali e Servizi SpA	3,890	21,846
	Societe Cattolica di Assicurazoni Scrl SpA	3,665	116,853
	Sol SpA	99	433
*	Sorin SpA	63,354	63,059
*	Telecom Italia Media SpA	70,820	8,025
	Telecom Italia SpA Sponsored ADR	19,900	249,148
	Terna SpA	11,417	36,664
#	Tod’s SpA	549	28,055
	Trevi Finanziaria SpA	1,988	18,658
	UniCredito SpA	46,053	112,138
	Unione di Banche Italiane ScpA	30,011	413,802
	Unipol Gruppo Finanziario SpA	65,013	80,795
#	Vianini Lavori SpA	1,509	8,476
#	Vittoria Assicurazioni SpA	496	3,074

TOTAL — ITALY			5,440,120

23

JAPAN — (21.3%)
COMMON STOCKS — (21.3%)
	Achilles Corp.	12,000	16,606
	Adeka Corp.	13,900	88,128
#	Aderans Holdings Co., Ltd.	5,600	54,256
	Advantest Corp. ADR	1,800	28,476
	AEON Co., Ltd.	5,100	39,932
	Aica Kogyo Co., Ltd.	1,800	15,404
	Aichi Corp.	10,300	41,673
	Aichi Machine Industry Co., Ltd.	6,000	14,293
	Aichi Steel Corp.	11,000	36,382
	Aida Engineering, Ltd.	3,500	9,723
	Aigan Co., Ltd.	4,200	22,693
	Aioi Insurance Co., Ltd.	11,000	48,284
#	Aiphone Co., Ltd.	900	14,778
	Air Water, Inc.	3,000	24,793
	Airport Facilities Co., Ltd.	3,300	16,876
#	Aisin Seiki Co., Ltd.	6,700	137,594
	Ajinomoto Co., Inc.	6,000	44,053
	Alfresa Holdings Corp.	1,000	38,790
	Aloka Co., Ltd.	3,400	24,619
	Alpha Systems, Inc.	1,300	21,331
#	Alpine Electronics, Inc.	1,600	12,908
	Alps Electric Co., Ltd.	26,400	141,182
	Alps Logistics Co., Ltd.	2,000	14,639
#	Amada Co., Ltd.	31,000	191,964
	Amano Corp.	7,100	56,293
#	Anritsu Corp.	6,000	20,878
	AOC Holdings, Inc.	5,300	32,207
	AOKI Holdings, Inc.	1,500	13,260
	Aoyama Trading Co., Ltd.	8,800	126,606
# *	Aozora Bank, Ltd.	87,000	110,210
#	Ariake Japan Co., Ltd.	3,200	43,986
	Aronkasei Co., Ltd.	4,000	11,210
	Asahi Breweries, Ltd.	900	11,294
	Asahi Diamond Industrial Co., Ltd.	3,000	14,265
	Asahi Glass Co., Ltd.	19,000	113,529
#	Asahi Kasei Corp.	20,000	80,401
	Asahi Organic Chemicals Industry Co., Ltd.	6,000	14,815
	ASATSU-DK, Inc.	2,400	41,513
#	Asics Corp.	5,000	32,504
	ASKA Pharmaceutical Co., Ltd.	5,000	40,358
	Asunaro Aoki Construction Co., Ltd.	3,500	12,954
	Atsugi Co., Ltd.	14,000	19,134
	Autobacs Seven Co., Ltd.	3,300	90,209
	Avex Group Holdings, Inc.	3,700	32,948
	Bando Chemical Industries, Ltd.	6,000	14,085
*	Bank of the Ryukyus, Ltd.	6,200	48,244
	Bank of Yokohama, Ltd.	12,000	50,886
	Benesse Corp.	400	15,308
#	Best Denki Co., Ltd.	3,500	10,505
	Brother Industries, Ltd.	6,400	52,018
	Bunka Shutter Co., Ltd.	10,000	31,989
#	CAC Corp.	1,600	9,657
	Calsonic Kansei Corp.	6,000	11,239

24

	Canon Electronics, Inc.	1,900	21,732
	Canon Finetech, Inc.	1,500	14,042
	Cawachi, Ltd.	800	12,293
*	Cedyna Financial Corp.	12,350	22,106
	Central Glass Co., Ltd.	27,000	102,495
#	Century Tokyo Leasing Corp.	3,500	21,795
	Chiyoda Co., Ltd.	4,200	58,341
	Chiyoda Corp.	2,000	12,030
	Chofu Seisakusho Co., Ltd.	2,600	47,930
	Chudenko Corp.	3,600	50,592
	Chuetsu Pulp and Paper Co., Ltd.	15,000	42,624
	Chugai Ro Co., Ltd.	9,000	22,527
	Chugoku Marine Paints, Ltd.	5,000	28,577
	Chuo Denki Kogyo Co., Ltd.	5,000	28,391
	Citizen Holdings Co., Ltd.	27,300	124,898
	CKD Corp.	7,600	28,004
	CMK Corp.	5,000	26,592
	Coca-Cola Central Japan Co., Ltd.	2,500	30,382
#	Coca-Cola West Co., Ltd.	3,800	62,470
	Commuture Corp.	3,000	18,704
	Computer Engineering & Consulting, Ltd.	1,700	10,603
	Comsys Holdings Corp.	8,000	64,983
	Corona Corp.	1,500	13,890
	Cosmo Oil Co., Ltd.	45,000	127,881
	Credit Saison Co., Ltd.	10,800	121,328
	Creed Corp.	18	28
# *	CSK Holdings Corp.	4,400	23,242
	Dai Nippon Printing Co., Ltd.	26,000	275,231
	Dai Nippon Sumitomo Pharma Co., Ltd.	2,000	15,874
#	Dai Nippon Toryo, Ltd.	29,000	27,515
	Daicel Chemical Industries, Ltd.	22,000	92,438
	Dai-Dan Co., Ltd.	3,000	12,794
#	Daido Metal Co., Ltd.	12,000	48,891
	Daido Steel Co., Ltd.	27,000	89,942
	Daidoh, Ltd.	4,600	22,419
	Daifuku Co., Ltd.	9,500	57,120
	Daihatsu Motor Co., Ltd.	2,000	18,078
	Daihen Corp.	11,000	36,128
#	Daiichi Jitsugyo Co., Ltd.	11,000	26,604
	Daiichi Sankyo Co., Ltd.	600	10,033
#	Daiken Corp.	13,000	20,848
	Daikin Industries, Ltd.	1,600	43,044
# *	Daikyo, Inc.	10,000	12,221
	Daimei Telecom Engineering Corp.	2,000	16,481
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	10,000	21,092
# *	Dainippon Screen Manufacturing Co., Ltd.	32,000	70,385
	Daio Paper Corp.	2,000	18,097
#	Daiseki Co., Ltd.	600	11,498
	Daiso Co., Ltd.	6,000	11,556
	Daisyo Corp.	2,000	25,888
	Daito Trust Construction Co., Ltd.	1,000	41,698
	Daiwa House Industry Co., Ltd.	9,000	78,601

25

	Daiwa Securities Co., Ltd.	10,000	52,388
	Daiwabo Co., Ltd.	11,000	48,067
	DC Co., Ltd.	3,400	9,909
	DCM Japan Holdings Co., Ltd.	8,700	44,714
	Denki Kagaku Kogyo Kabushiki Kaisha	61,000	135,392
	Denki Kogyo Co., Ltd.	4,000	22,423
	Denso Corp.	5,500	130,014
#	Dentsu, Inc.	1,600	29,672
	Denyo Co., Ltd.	5,100	33,585
	Descente, Ltd.	7,000	28,104
	DIC Corp.	7,000	11,430
	Disco Corp.	1,700	51,164
	Don Quijote Co., Ltd.	600	9,117
	Doshisha Co., Ltd.	3,300	39,880
	DOUTOR NICHIRES Holdings Co., Ltd.	2,400	29,559
	Dowa Holdings Co., Ltd.	25,000	99,396
	DTS Corp.	2,800	20,116
*	Duskin Co., Ltd.	1,900	29,541
	DyDo Drinco, Inc.	600	15,928
	eAccess, Ltd.	50	32,744
# *	Ebara Corp.	40,000	108,292
#	Edion Corp.	6,500	30,801
	Eizo Nanao Corp.	800	12,925
# *	Elpida Memory, Inc.	15,500	166,001
#	Enplas Corp.	2,700	25,245
#	Epson Toyocom Corp.	6,000	17,101
	Exedy Corp.	2,300	42,783
	Fancl Corp.	900	10,305
#	Foster Electric Co., Ltd.	6,200	48,819
	France Bed Holdings Co., Ltd.	19,000	23,795
	Fuji Co., Ltd.	1,000	17,353
	Fuji Electric Holdings Co., Ltd.	59,000	101,465
	Fuji Heavy Industries, Ltd.	35,000	140,946
	Fuji Oil Co., Ltd.	1,000	9,916
#	Fuji Soft, Inc.	900	12,773
	Fujicco Co., Ltd.	2,000	22,162
	FUJIFILM Holdings Corp.	6,500	167,234
	Fujikura Kasei Co., Ltd.	7,100	26,972
	Fujikura, Ltd.	30,000	103,559
	Fujitec Co., Ltd.	3,000	11,875
	Fujitsu Business Systems, Ltd.	1,800	21,361
	Fujitsu Frontech, Ltd.	1,700	14,837
	Fujitsu, Ltd.	9,000	38,556
	Fukuoka Financial Group, Inc.	35,000	107,855
#	Fukuyama Transporting Co., Ltd.	22,000	85,427
	Funai Electric Co., Ltd.	3,300	93,849
	Furukawa Co., Ltd.	39,000	36,845
	Furukawa Electric Co., Ltd.	11,000	32,920
	Furukawa-Sky Aluminum Corp.	12,000	20,247
	Futaba Corp.	2,700	48,217
#	Futaba Industrial Co., Ltd.	5,100	22,984
	Fuyo General Lease Co., Ltd.	600	10,091

26

#	Gakken Co., Ltd.	7,000	11,677
	Gecoss Corp.	2,600	11,314
	GEO Co., Ltd.	43	24,269
	Glory, Ltd.	4,400	80,745
#	GMO Internet, Inc.	5,000	15,721
	Godo Steel, Ltd.	5,000	12,975
	Goldcrest Co., Ltd.	1,550	35,534
	Green Hospital Supply, Inc.	70	24,381
	Gun-Ei Chemical Industry Co., Ltd.	12,000	24,387
	Gunze, Ltd.	29,000	94,460
#	H2O Retailing Corp.	5,000	31,694
	Hakuhodo Dy Holdings, Inc.	1,030	47,253
	Hamamatsu Photonics K.K.	1,400	28,233
#	Hankyu Hanshin Holdings, Inc.	4,000	18,694
	Hanwa Co., Ltd.	13,000	36,788
	Harashin Narus Holdings Co., Ltd.	3,000	27,073
*	Haseko Corp.	15,500	9,766
	Heiwa Corp.	1,700	15,104
	Heiwa Real Estate Co., Ltd.	14,000	36,284
	Heiwado Co., Ltd.	4,500	50,252
	Hibiya Engineering, Ltd.	2,000	17,010
	Higashi-Nippon Bank, Ltd.	24,000	60,393
	Hikari Tsushin, Inc.	1,700	34,792
	Hino Motors, Ltd.	44,000	126,559
#	Hirose Electric Co., Ltd.	200	20,832
#	HIS Co., Ltd.	1,300	20,521
	HISAKA WORKS, LTD.	3,000	29,994
	Hisamitsu Pharmaceutical Co., Inc.	600	16,936
	Hitachi Cable, Ltd.	27,000	75,901
#	Hitachi High-Technologies Corp.	800	11,197
	Hitachi Information Systems, Ltd.	3,000	53,093
	Hitachi Koki Co., Ltd.	4,800	41,010
	Hitachi Kokusai Electric, Inc.	3,000	17,313
	Hitachi Maxell, Ltd.	4,500	43,504
	Hitachi Medical Corp.	2,000	15,743
#	Hitachi Plant Technologies, Ltd.	5,000	20,364
	Hitachi Software Engineering Co., Ltd.	3,500	43,161
	Hitachi Systems & Services, Ltd.	3,100	32,421
	Hitachi Tool Engineering, Ltd.	4,800	29,384
	Hitachi Transport System, Ltd.	1,200	12,307
# *	Hitachi Zosen Corp.	35,000	36,152
	Hitachi, Ltd. Sponsored ADR	2,900	100,949
	Hodogaya Chemical Co., Ltd.	11,000	20,444
	Hokkan Holdings, Ltd.	8,000	18,124
	Hokuetsu Paper Mills, Ltd.	9,500	41,787
	Hokuhoku Financial Group, Inc.	16,000	28,225
	Hokuto Corp.	1,800	31,662
	Honda Motor Co., Ltd. Sponsored ADR	12,559	364,965
	Horiba, Ltd.	2,200	40,150
	Hosiden Corp.	3,500	42,969
	Hosokawa Micron Corp.	4,000	12,976
	House Foods Corp.	700	9,517

27

	IBJ Leasing Co., Ltd.	4,000	41,140
	Ichiyoshi Securities Co., Ltd.	2,100	11,913
	Icom, Inc.	800	16,291
	Idemitsu Kosan Co., Ltd.	1,700	125,562
	Ihara Chemical Industry Co., Ltd.	7,000	19,769
*	IHI Corp.	47,000	71,401
	Iino Kaiun Kaisha, Ltd.	2,100	10,276
	Inaba Denki Sangyo Co., Ltd.	600	12,770
	Inaba Seisakusho Co., Ltd.	1,600	15,406
	Inabata and Co., Ltd.	3,100	8,340
	Inageya Co., Ltd.	3,000	27,835
	INPEX Corp.	2	12,727
#	Inui Steamship Co., Ltd.	5,700	37,451
*	Iseki & Co., Ltd.	7,000	17,809
#	Isetan Mitsukoshi Holdings, Ltd.	11,900	100,035
*	Ishihara Sangyo Kaisha, Ltd.	43,000	32,204
	Isuzu Motors, Ltd.	100,000	166,940
	Itochu Corp.	15,000	80,431
	Itochu Enex Co., Ltd.	8,200	45,343
#	Itochu Techno-Solutions Corp.	600	13,644
	Itochu-Shokuhin Co., Ltd.	800	25,500
	Itoham Foods, Inc.	25,000	76,175
	Itoki Corp.	4,300	10,974
#	IWATANI CORP.	6,000	13,625
	Izumiya Co., Ltd.	10,000	51,776
	J Front Retailing Co., Ltd.	17,000	69,829
	Japan Airport Terminal Co., Ltd.	3,700	37,189
	Japan Aviation Electronics Industry, Ltd.	10,000	52,867
	Japan Business Computer Co., Ltd.	6,000	32,137
	Japan Cash Machine Co., Ltd.	400	3,339
	Japan Digital Laboratory Co., Ltd.	900	8,077
	Japan Petroleum Exploration Co., Ltd.	300	11,842
#	Japan Pulp & Paper Co., Ltd.	5,000	13,283
	Japan Transcity Corp.	7,000	18,441
#	Japan Vilene Co., Ltd.	6,000	26,784
#	Jeol, Ltd.	9,000	24,051
	JFE Holdings, Inc.	1,200	32,776
	JFE Shoji Holdings, Inc.	22,000	62,416
	Joban Kosan Co., Ltd.	16,000	24,371
#	J-Oil Mills, Inc.	12,000	32,332
#	Joshin Denki Co., Ltd.	2,000	10,729
	JS Group Corp.	4,100	49,893
	JSP Corp.	6,600	34,540
	JSR Corp.	3,200	38,990
	JTEKT Corp.	16,100	155,286
	Juki Corp.	17,000	20,465
	Juroku Bank, Ltd.	29,000	98,035
*	JVC Kenwood Holdings, Inc.	46,300	27,430
	K.R.S. Corp.	1,700	16,197
#	Kadokawa Holdings, Inc.	2,600	49,926
	Kaga Electronics Co., Ltd.	2,500	22,684
	Kajima Corp.	6,000	17,310

28

#	Kakaku.com, Inc.	5	17,113
	Kaken Pharmaceutical Co., Ltd.	2,000	16,651
	Kamei Corp.	9,000	39,559
	Kamigumi Co., Ltd.	8,000	51,383
#	Kandenko Co., Ltd.	8,000	51,006
	Kaneka Corp.	24,000	139,173
*	Kanematsu Corp.	14,000	10,988
	Kanematsu Electronics, Ltd.	2,100	13,882
	Kansai Paint Co., Ltd.	2,000	10,681
	Kanto Auto Works, Ltd.	4,900	53,346
	Kanto Natural Gas Development Co., Ltd.	3,000	15,726
	Kasumi Co., Ltd.	5,000	20,496
	Katakura Industries Co., Ltd.	2,500	20,282
	Kato Sangyo Co., Ltd.	1,300	18,068
	Kato Works Co., Ltd.	19,000	34,774
#	Kawasaki Heavy Industries, Ltd.	24,000	51,442
	Kawasaki Kisen Kaisha, Ltd.	35,000	131,874
	Kawasumi Laboratories, Inc.	5,000	26,319
	Kayaba Industry Co., Ltd.	30,000	54,504
#	Keihan Electric Railway Co., Ltd.	9,000	36,405
	Keihin Corp.	3,900	49,522
#	Keihin Electric Express Railway Co., Ltd.	4,000	30,713
	Keio Corp.	2,000	11,354
	Keisei Electric Railway Co., Ltd.	3,000	14,264
#	Keiyo Co., Ltd.	3,000	13,517
# *	Kenedix, Inc.	9	1,393
	Key Coffee, Inc.	2,900	43,698
#	Kikkoman Corp.	1,000	8,914
	Kinden Corp.	6,000	50,059
	Kintetsu World Express, Inc.	1,800	36,528
	Kirin Holdings Co., Ltd.	2,000	22,006
	Kisoji Co., Ltd.	2,500	46,179
	Kissei Pharmaceutical Co., Ltd.	1,000	19,328
	Kitagawa Iron Works Co., Ltd.	22,000	23,874
#	Kitano Construction Corp.	17,000	39,432
	Kitz Corp.	18,000	56,150
	Kiyo Holdings, Inc.	49,000	58,822
	Koa Corp.	2,800	16,720
	Koatsu Gas Kogyo Co., Ltd.	3,000	14,046
	Kobe Steel, Ltd.	43,000	70,708
	Kohnan Shoji Co., Ltd.	4,700	41,270
	Koito Manufacturing Co., Ltd.	13,000	118,539
	Kokuyo Co., Ltd.	13,600	100,483
	Komatsu Seiren Co., Ltd.	9,000	34,152
	Komatsu Wall Industry Co., Ltd.	1,800	18,907
	Komeri Co., Ltd.	1,100	23,173
	Komori Corp.	6,900	64,762
	Konica Minolta Holdings, Inc.	8,000	66,084
	Konishi Co., Ltd.	2,500	19,245
	Kubota Corp. Sponsored ADR	1,800	53,982
	Kumiai Chemical Industry Co., Ltd.	10,000	31,510
	Kurabo Industries, Ltd.	9,000	17,562

29

	Kureha Corp.	21,000	89,449
	Kurita Water Industries, Ltd.	200	4,872
#	Kuroda Electric Co., Ltd.	2,900	19,828
	Kurosaki Harima Corp.	15,000	28,600
#	K’s Holdings Corp.	2,400	43,257
	Kyocera Corp. Sponsored ADR	1,252	97,130
	Kyodo Printing Co., Ltd.	6,000	12,962
	Kyoei Steel, Ltd.	2,400	47,887
	Kyokuto Kaihatsu Kogyo Co., Ltd.	5,700	24,128
	Kyokuyo Co., Ltd.	9,000	16,954
	Kyorin Co., Ltd.	3,000	34,734
	Kyoritsu Maintenance Co., Ltd.	2,000	30,776
	Kyosan Electric Manufacturing Co., Ltd.	5,000	16,487
	Kyowa Exeo Corp.	2,000	15,662
	Kyowa Hakko Kirin Co., Ltd.	2,000	17,688
	Kyudenko Corp.	3,000	18,654
	Leopalace21 Corp.	8,800	64,463
	Life Corp.	1,000	16,232
	Lintec Corp.	6,400	88,027
	Mabuchi Motor Co., Ltd.	1,400	63,419
	Macnica, Inc.	3,000	33,571
	Maeda Corp.	17,000	54,790
	Maeda Road Construction Co., Ltd.	8,000	66,664
	Maezawa Kaisei Industries Co., Ltd.	3,200	28,990
	Maezawa Kyuso Industries Co., Ltd.	2,100	34,692
	Makino Milling Machine Co., Ltd.	13,000	40,058
	Makita Corp. Sponsored ADR	1,988	46,181
	Mandom Corp.	900	16,198
	Marubeni Corp.	70,385	255,866
	Marudai Food Co., Ltd.	6,000	13,338
	Maruha Nichiro Holdings, Inc.	35,000	46,138
#	Marui Group Co., Ltd.	23,500	129,986
#	Marusan Securities Co., Ltd.	5,300	29,938
	Maruwa Co., Ltd.	1,800	19,897
	Maruzen Showa Unyu Co., Ltd.	6,000	15,830
	Maspro Denkoh Corp.	2,200	19,858
	Matsui Construction Co., Ltd.	7,000	27,306
#	Matsuya Co., Ltd.	2,100	25,788
	Matsuya Foods Co., Ltd.	2,100	27,714
	Max Co., Ltd.	2,000	21,707
	Maxvalu Tokai Co., Ltd.	1,500	15,630
	Mazda Motor Corp.	77,000	191,747
	Mediceo Paltac Holdings Co., Ltd.	2,400	24,282
	Megachips Corp.	1,100	15,361
#	Meidensha Corp.	13,000	35,126
*	MEIJI Holdings Co., Ltd.	750	22,891
#	Meitec Corp.	600	8,126
	Meito Sangyo Co., Ltd.	1,100	15,231
#	Melco Holdings, Inc.	4,000	47,953
	Mercian Corp.	12,000	20,793
	Mikuni Coca-Cola Bottling Co., Ltd.	1,700	12,987
	Mimasu Semiconductor Industry Co., Ltd.	700	8,034

30

	Ministop Co., Ltd.	2,400	34,076
	Miraca Holdings, Inc.	800	16,328
#	Misumi Group, Inc.	3,400	45,907
	Mito Securities Co., Ltd.	14,000	28,993
*	Mitsuba Corp.	3,000	9,042
*	Mitsubishi Cable Industries, Ltd.	15,000	12,799
	Mitsubishi Chemical Holdings Corp.	46,000	175,194
	Mitsubishi Corp.	12,500	192,368
#	Mitsubishi Electric Corp.	6,000	31,955
	Mitsubishi Gas Chemical Co., Inc.	32,000	149,539
	Mitsubishi Heavy Industries, Ltd.	12,000	39,280
#	Mitsubishi Kakoki Kaisha, Ltd.	7,000	16,443
	Mitsubishi Logistics Corp.	6,000	57,218
	Mitsubishi Materials Corp.	66,000	191,046
	Mitsubishi Paper Mills, Ltd.	31,000	46,068
	Mitsubishi Pencil Co., Ltd.	1,400	14,551
	Mitsubishi Rayon Co., Ltd.	18,000	37,474
	Mitsubishi Steel Manufacturing Co., Ltd.	20,000	42,048
	Mitsubishi UFJ Financial Group, Inc.	73,400	400,387
	Mitsubishi UFJ Financial Group, Inc. ADR	16,850	91,327
	Mitsuboshi Belting, Ltd.	8,000	30,684
	Mitsui & Co., Ltd.	3,000	31,820
	Mitsui & Co., Ltd. Sponsored ADR	471	100,304
	Mitsui Chemicals, Inc.	33,000	98,555
	Mitsui Engineering and Shipbuilding Co., Ltd.	31,000	63,488
	Mitsui High-Tec, Inc.	2,300	18,507
	Mitsui Home Co., Ltd.	6,000	26,809
	Mitsui Knowledge Industry Co., Ltd.	78	11,113
#	Mitsui Matsushima Co., Ltd.	29,000	31,838
*	Mitsui Mining and Smelting Co., Ltd.	73,000	144,515
	Mitsui Sumitomo Insurance Group Holdings, Inc.	3,800	103,678
#	Mitsui-Soko Co., Ltd.	7,000	24,636
	Mitsumi Electric Co., Ltd.	7,100	117,922
	Mitsuuroko Co., Ltd.	2,600	15,112
	Miura Co., Ltd.	700	15,364
#	Mizuho Financial Group, Inc.	43,000	90,674
*	Mizuho Investors Securities Co., Ltd.	42,000	39,911
	Mizuno Corp.	12,000	47,121
	Mochida Pharmaceutical Co., Ltd.	2,000	18,561
#	Monex Group, Inc.	33	10,136
	Mori Seiki Co., Ltd.	7,600	73,624
	Morinaga & Co., Ltd.	8,000	15,410
	Morinaga Milk Industry Co., Ltd.	12,000	36,932
	Morita Holdings Corp.	5,000	16,815
	MOS Food Services, Inc.	1,400	21,524
	MR Max Corp.	8,900	38,605
#	Murata Manufacturing Co., Ltd.	1,100	44,581
	Musashino Bank, Ltd.	3,100	85,330
	Mutow Co., Ltd.	6,900	29,876
	Nabtesco Corp.	10,000	81,282
	Nachi-Fujikoshi Corp.	27,000	49,005
	Nagase & Co., Ltd.	12,000	91,930

31

	Nakayama Steel Works, Ltd.	4,000	9,443
#	Nankai Electric Railway Co., Ltd.	9,000	39,867
*	NEC Corp.	55,000	182,857
*	NEC Electronics Corp.	3,200	33,733
	NEC Fielding, Ltd.	1,600	16,487
	NEC Mobiling, Ltd.	3,000	46,875
	NEC System Integration & Construction, Ltd.	2,400	22,742
	Net One Systems Co., Ltd.	12	15,120
	Neturen Co., Ltd.	4,300	32,645
#	NGK Insulators, Ltd.	2,000	30,673
	NGK Spark Plug Co., Ltd.	12,000	115,779
	NHK Spring Co., Ltd.	21,000	97,076
	Nice Holdings, Inc.	9,000	13,457
	Nichia Steel Works, Ltd.	10,000	26,019
	Nichias Corp.	11,000	24,714
	Nichiban Co., Ltd.	4,000	12,368
	Nichicon Corp.	8,600	82,525
	Nichiha Corp.	6,300	34,951
	Nichii Gakkan Co.	5,400	46,089
	Nichirei Corp.	10,000	34,992
	Nifco, Inc.	2,800	37,138
	Nihon Dempa Kogyo Co., Ltd.	2,400	39,098
	Nihon Kohden Corp.	800	8,768
	Nihon Parkerizing Co., Ltd.	3,000	25,010
	Nihon Unisys, Ltd.	2,600	16,342
	Nikkiso Co., Ltd.	8,000	45,226
	Nikon Corp.	1,000	13,253
	Nippo Corp.	9,000	67,642
	Nippon Beet Sugar Manufacturing Co., Ltd.	18,000	40,033
#	Nippon Carbon Co., Ltd.	16,000	38,053
#	Nippon Ceramic Co., Ltd.	1,500	14,947
	Nippon Chemical Industrial Co., Ltd.	18,000	33,901
	Nippon Chemi-Con Corp.	5,000	12,421
#	NIPPON COKE & ENGINEERING CO., LTD.	28,000	30,026
	Nippon Denko Co., Ltd.	4,000	17,054
	Nippon Densetsu Kogyo Co., Ltd.	2,000	17,077
	Nippon Denwa Shisetu Co., Ltd.	10,000	27,525
#	Nippon Electric Glass Co., Ltd.	6,000	48,825
	Nippon Express Co., Ltd.	16,000	57,061
	Nippon Fine Chemical Co., Ltd.	4,800	24,738
	Nippon Flour Mills Co., Ltd.	12,000	46,345
	Nippon Gas Co., Ltd.	2,700	37,023
	Nippon Kayaku Co., Ltd.	17,000	91,591
	Nippon Koei Co., Ltd.	12,000	28,023
	Nippon Konpo Unyu Soko Co., Ltd.	9,000	74,018
*	Nippon Light Metal Co., Ltd.	53,000	47,495
	Nippon Meat Packers, Inc.	1,000	10,296
#	Nippon Metal Industry Co., Ltd.	9,000	13,800
	Nippon Mining Holdings, Inc.	36,000	163,463
	Nippon Mitsubishi Oil Corp.	21,000	109,278
	Nippon Paint Co., Ltd.	11,000	40,422
	Nippon Paper Group, Inc.	1,600	45,412

32

	Nippon Seiki Co., Ltd.	8,000	72,157
	Nippon Sheet Glass Co., Ltd.	46,000	130,332
	Nippon Shinyaku Co., Ltd.	5,000	44,635
	Nippon Shokubai Co., Ltd.	10,000	61,325
	Nippon Signal Co., Ltd.	3,500	21,173
	Nippon Soda Co., Ltd.	15,000	49,219
	Nippon Steel Corp.	11,000	36,983
#	Nippon Suisan Kaisha, Ltd.	31,200	89,280
	Nippon Thompson Co., Ltd.	10,000	43,234
	Nippon Valqua Industries, Ltd.	16,000	33,243
	Nippon Yakin Kogyo Co., Ltd.	5,000	17,277
#	Nippon Yusen K.K.	20,000	81,926
	Nipponkoa Insurance Co., Ltd.	8,000	43,378
#	Nipro Corp.	4,000	58,327
#	Nishimatsu Construction Co., Ltd.	35,000	30,156
	Nishimatsuya Chain Co., Ltd.	1,900	15,240
	Nishi-Nippon Bank, Ltd.	50,000	100,797
	Nishi-Nippon Railroad Co., Ltd.	5,000	18,309
#	Nissan Motor Co., Ltd.	37,900	197,819
	Nissan Shatai Co., Ltd.	7,000	44,161
	Nissay Dowa General Insurance Co., Ltd.	12,000	51,747
	Nissei Corp.	5,400	35,635
	Nisshin Seifun Group, Inc.	3,500	36,037
	Nisshin Steel Co., Ltd.	74,000	142,776
	Nisshinbo Holdings, Inc.	17,000	179,302
	Nissin Corp.	9,000	16,282
	Nissin Electric Co., Ltd.	4,000	15,548
	Nissin Kogyo Co., Ltd.	3,300	37,656
	Nissui Pharmaceutical Co., Ltd.	3,400	25,351
	Nitori Co., Ltd.	300	16,880
	Nitta Corp.	3,300	37,926
	Nittetsu Mining Co., Ltd.	6,000	20,515
	Nitto Boseki Co., Ltd.	33,000	63,329
	Nitto Denko Corp.	3,500	81,518
	Nitto Electric Works, Ltd.	2,100	17,429
	Nitto Kohki Co., Ltd.	2,400	41,847
	Nitto Seiko Co., Ltd.	7,000	17,458
	NOF Corp.	28,000	103,620
#	Nohmi Bosai, Ltd.	4,000	29,824
	NOK Corp.	16,500	192,071
	Nomura Co., Ltd.	6,000	14,094
	Nomura Holdings, Inc. ADR	7,820	46,998
#	Nomura Real Estate Holdings, Inc.	2,700	44,199
	Nomura Research Institute, Ltd.	1,100	19,563
	Noritake Co., Ltd.	15,000	42,306
#	Noritsu Koki Co., Ltd.	5,600	42,857
	Noritz Corp.	1,700	21,503
	NS Solutions Corp.	1,100	12,818
#	NSD Co., Ltd.	1,900	14,954
	NSK, Ltd.	36,000	160,239
	NTN Corp.	46,000	153,202
	NTT DoCoMo, Inc. Sponsored ADR	1,000	13,930

33

	Obayashi Corp.	14,000	68,736
	Obic Co., Ltd.	190	25,793
	Oenon Holdings, Inc.	11,000	21,191
	Oiles Corp.	1,080	12,486
	Oji Paper Co., Ltd.	7,000	30,136
	Okabe Co., Ltd.	4,000	15,143
	Okamoto Industries, Inc.	5,000	16,777
	Okamura Corp.	3,000	14,658
	Okasan Securities Group, Inc.	25,000	94,004
*	Oki Electric Industry Co., Ltd.	41,000	38,455
	Okinawa Electric Power Co., Ltd.	700	33,287
	OKUMA Corp.	10,000	43,996
#	Okumura Corp.	22,000	82,658
	Okuwa Co., Ltd.	1,000	10,833
#	Olympus Corp.	1,000	16,387
	Omron Corp.	2,400	35,430
#	Ono Pharmaceutical Co., Ltd.	300	12,758
	Onoken Co., Ltd.	4,800	35,778
	Onward Holdings Co., Ltd.	12,000	72,596
	Organo Corp.	7,000	49,916
	Osaka Steel Co., Ltd.	1,200	19,250
#	Osaka Titanium Technologies Co., Ltd.	1,600	48,378
#	Osaki Electric Co., Ltd.	7,000	58,108
#	OSG Corp.	6,400	40,291
	Oyo Corp.	1,400	14,235
	Pacific Industrial Co., Ltd.	8,000	23,286
	Pacific Metals Co., Ltd.	13,000	83,475
	PanaHome Corp.	12,000	66,495
	Panasonic Corp. Sponsored ADR	22,995	335,267
	Panasonic Electric Works Co., Ltd.	6,000	48,822
#	Paramount Bed Co., Ltd.	2,000	26,420
	Parco Co., Ltd.	4,900	33,344
	PARIS MIKI HOLDINGS, INC.	1,800	16,709
#	Park24 Co., Ltd.	2,100	16,207
*	Penta-Ocean Construction Co., Ltd.	12,500	14,853
#	Pigeon Corp.	1,400	35,036
	Pilot Corp.	17	18,170
# *	Pioneer Electronic Corp.	22,000	70,441
	Press Kogyo Co., Ltd.	3,000	5,247
	Q.P. Corp.	1,100	10,733
	Raito Kogyo Co., Ltd.	11,300	25,746
#	Rengo Co., Ltd.	5,000	24,976
#	Resona Holdings, Inc.	1,200	16,124
	Resorttrust, Inc.	1,500	14,503
# *	Rhythm Watch Co., Ltd.	21,000	18,592
	Ricoh Co., Ltd.	10,000	123,639
	Ricoh Leasing Co., Ltd.	900	13,326
	Right On Co., Ltd.	3,000	20,695
	Riken Corp.	5,000	13,167
	Riken Keiki Co., Ltd.	6,300	34,062
	Riken Technos Corp.	16,000	27,316
#	Rinnai Corp.	700	24,408

34

#	RISA Partners, Inc.	17	7,912
	Rock Field Co., Ltd.	1,200	14,049
	Rohm Co., Ltd.	4,300	263,713
	Roland Corp.	1,200	14,393
#	Roland DG Corp.	3,300	44,529
#	Round One Corp.	5,100	37,679
	Royal Co., Ltd.	1,700	17,461
	Ryobi, Ltd.	27,000	62,930
	Ryoden Trading Co., Ltd.	3,000	12,086
	Ryohin Keikaku Co., Ltd.	900	34,388
	Ryosan Co., Ltd.	4,100	86,479
	Ryoyo Electro Corp.	1,800	14,445
	Saibu Gas Co., Ltd.	7,000	17,244
	Saizeriya Co., Ltd.	1,400	15,895
	Sakai Chemical Industry Co., Ltd.	6,000	17,967
	Sakata INX Corp.	12,000	32,620
#	Sakata Seed Corp.	2,800	36,649
	Sala Corp.	6,500	34,814
	San-Ai Oil Co., Ltd.	5,000	18,808
*	Sanden Corp.	25,000	56,358
	Sankei Building Co., Ltd.	7,600	34,158
	Sanken Electric Co., Ltd.	18,000	56,350
	Sanki Engineering Co., Ltd.	3,000	20,239
	Sankyo Co., Ltd.	600	30,437
	Sankyo-Tateyama Holdings, Inc.	15,000	10,535
	Sankyu, Inc.	4,000	11,747
	Sanoh Industrial Co., Ltd.	10,100	41,000
	Sanshin Electronics Co., Ltd.	2,300	14,223
	Santen Pharmaceutical Co., Ltd.	600	16,945
	Sanwa Holdings Corp.	12,000	33,163
	Sanyo Chemical Industries, Ltd.	5,000	23,264
	Sanyo Denki Co., Ltd.	12,000	29,833
#	Sanyo Shokai, Ltd.	5,000	16,276
	Sanyo Special Steel Co., Ltd.	17,000	60,443
*	Sapporo Hokuyo Holdings, Inc.	34,400	99,393
	Sapporo Holdings, Ltd.	4,000	16,665
	Sato Corp.	1,200	10,686
	Sato Shoji Corp.	4,500	23,505
	SBI Holdings, Inc.	1,158	138,349
#	Sega Sammy Holdings, Inc.	4,700	42,546
	Seiko Epson Corp.	7,500	105,925
	Seiko Holdings Corp.	5,000	10,505
	Seino Holdings Co., Ltd.	17,000	92,703
	Seiren Co., Ltd.	5,200	24,255
	Sekisui Chemical Co., Ltd.	14,000	73,507
	Sekisui House, Ltd.	17,000	146,716
	Sekisui Jushi Co., Ltd.	4,000	26,526
	Sekisui Plastics Co., Ltd.	10,000	28,106
#	Senko Co., Ltd.	7,000	18,587
	Senshukai Co., Ltd.	2,300	14,726
#	Sharp Corp.	12,000	126,357
#	Shibaura Mechatronics Corp.	4,000	16,925

35

#	Shibusawa Warehouse Co., Ltd.	5,000	18,620
	Shiga Bank, Ltd.	19,000	102,512
	Shikibo, Ltd.	27,000	61,479
	Shikoku Bank, Ltd.	10,000	35,944
	Shikoku Chemicals Corp.	7,000	22,731
	Shikoku Coca-Cola Bottling Co., Ltd.	1,600	12,798
#	Shima Seiki Manufacturing Co., Ltd.	2,700	58,638
	Shimachu Co., Ltd.	3,700	64,653
#	Shimano, Inc.	400	11,875
	Shimizu Bank, Ltd.	400	15,723
	Shimizu Corp.	8,000	38,319
	Shin Nippon Air Technologies Co., Ltd.	3,200	24,815
	Shinagawa Refractories Co., Ltd.	14,000	26,171
	Shin-Etsu Polymer Co., Ltd.	5,700	29,851
	Shinkawa, Ltd.	1,400	17,109
	Shin-Keisei Electric Railway Co., Ltd.	5,000	17,163
	Shinko Plantech Co., Ltd.	2,700	17,965
	Shinko Securities Co., Ltd.	43,000	100,263
	Shinko Shoji Co., Ltd.	6,100	39,545
	Shinmaywa Industries, Ltd.	10,000	28,648
#	Shinsei Bank, Ltd.	77,000	100,728
	Shinwa Kaiun Kaisha, Ltd.	11,000	28,118
	Shionogi & Co., Ltd.	1,000	17,204
	Shiroki Co., Ltd.	11,000	20,750
	Shiseido Co., Ltd.	1,000	17,556
	Shizuoka Bank, Ltd.	4,000	36,039
	Shizuoka Gas Co., Ltd.	7,000	39,149
#	Shochiku Co., Ltd.	2,000	13,803
	Showa Corp.	2,200	10,424
	Showa Denko K.K.	99,000	149,143
#	Showa Sangyo Co., Ltd.	6,000	16,224
	Showa Shell Sekiyu K.K.	4,400	38,704
	Sinanen Co., Ltd.	4,000	19,053
# *	Sinfonia Technology Co., Ltd.	16,000	34,327
	Sintokogio, Ltd.	8,000	51,696
	SKY Perfect JSAT Holdings, Inc.	99	35,748
	SMC Corp.	200	19,619
	SMK Corp.	5,000	16,081
#	Snow Brand Milk Products Co., Ltd.	11,500	28,703
	Sohgo Security Services Co., Ltd.	7,500	67,601
	Sojitz Corp.	90,400	140,097
	Sompo Japan Insurance, Inc.	34,000	204,902
	Sony Corp. Sponsored ADR	13,740	355,316
#	Sony Financial Holdings, Inc.	4	12,585
	Sorun Corp.	8,600	34,433
	Sotoh Co., Ltd.	1,500	15,252
#	Square Enix Holdings Co., Ltd.	1,400	25,194
	SRI Sports, Ltd.	46	33,063
#	SSP Co., Ltd.	4,000	19,864
	Stanley Electric Co., Ltd.	3,800	53,963
	Star Micronics Co., Ltd.	5,400	43,997
	Starzen Corp.	7,000	14,984

36

	Sumida Corp.	5,400	26,431
*	Sumikin Bussan Corp.	12,000	24,559
	Sumisho Computer Systems Corp.	3,800	44,523
#	Sumitomo Bakelite Co., Ltd.	25,000	99,226
	Sumitomo Chemical Co., Ltd.	37,000	145,632
	Sumitomo Corp.	12,900	112,288
	Sumitomo Densetsu Co., Ltd.	7,100	34,348
	Sumitomo Electric Industries, Ltd.	16,000	155,871
	Sumitomo Forestry Co., Ltd.	12,400	84,002
	Sumitomo Heavy Industries, Ltd.	12,000	49,902
*	Sumitomo Light Metal Industries, Ltd.	16,000	14,977
	Sumitomo Metal Industries, Ltd.	10,000	23,425
	Sumitomo Metal Mining Co., Ltd.	9,000	100,507
#	Sumitomo Mitsui Financial Group, Inc.	3,300	114,448
	Sumitomo Osaka Cement Co., Ltd.	43,000	96,636
	Sumitomo Pipe & Tube Co., Ltd.	3,700	19,545
	Sumitomo Precision Products Co., Ltd.	7,000	27,627
#	Sumitomo Realty & Development Co., Ltd.	1,000	11,995
	Sumitomo Rubber Industries, Ltd.	1,900	13,096
	Sumitomo Seika Chemicals Co., Ltd.	9,000	24,814
	Sumitomo Trust & Banking Co., Ltd.	19,000	79,509
	Sumitomo Warehouse Co., Ltd.	23,000	82,635
	SUNX, Ltd.	9,300	25,439
	Suzuki Motor Corp.	3,000	56,583
*	SWCC Showa Holdings Co., Ltd.	12,000	8,420
	T&D Holdings, Inc.	700	20,928
#	T. Hasegawa Co., Ltd.	3,100	32,160
	Tachi-S Co., Ltd.	8,500	54,661
	Tadano, Ltd.	13,000	57,116
	Taihei Dengyo Kaisha, Ltd.	3,000	26,223
	Taihei Kogyo Co., Ltd.	6,000	19,695
#	Taiheiyo Cement Corp.	74,000	129,916
	Taiho Kogyo Co., Ltd.	1,800	12,598
	Taikisha, Ltd.	3,500	39,916
#	Taisei Corp.	55,000	119,574
#	Taiyo Nippon Sanso Corp.	2,000	14,002
#	Taiyo Yuden Co., Ltd.	13,000	99,974
#	Takara Holdings, Inc.	6,000	29,343
	Takara Standard Co., Ltd.	13,000	74,421
#	Takasago International Corp.	3,000	14,382
#	Takasago Thermal Engineering Co., Ltd.	8,000	61,693
#	Takashimaya Co., Ltd.	12,000	74,911
	Takata Corp.	2,300	26,755
	Tamura Corp.	11,000	21,741
	Tatsuta Electric Wire & Cable Co., Ltd.	15,000	33,145
	TCM Corp.	15,000	19,306
	TDK Corp.	2,000	91,210
	TDK Corp. Sponsored ADR	4,120	186,224
*	Tecmo Koei Holdings Co., Ltd.	3,910	26,524
	Teijin, Ltd.	30,000	76,925
	Teikoku Tsushin Kogyo Co., Ltd.	13,000	26,100
*	Tekken Corp.	42,000	43,871

37

	Tenma Corp.	2,100	19,820
	The 77 Bank, Ltd.	29,000	148,609
	The Aichi Bank, Ltd.	800	57,859
	The Akita Bank, Ltd.	24,000	80,104
	The Aomori Bank, Ltd.	11,000	41,809
	The Awa Bank, Ltd.	6,000	33,799
#	The Bank of Iwate, Ltd.	1,200	57,766
#	The Bank of Kyoto, Ltd.	4,000	32,106
	The Bank of Nagoya, Ltd.	16,000	67,689
	The Bank of Okinawa, Ltd.	2,800	75,528
	The Bank of Saga, Ltd.	19,000	56,869
	The Chiba Bank, Ltd.	12,000	59,514
*	The Chiba Kogyo Bank, Ltd.	1,400	13,162
	The Chugoku Bank, Ltd.	3,000	37,791
	The Chukyo Bank, Ltd.	18,000	57,696
# *	The Daiei, Inc.	8,850	34,191
	The Daishi Bank, Ltd.	24,000	90,453
	The Ehime Bank, Ltd.	18,000	44,841
	The Eighteenth Bank, Ltd.	19,000	55,399
*	The Fuji Fire & Marine Insurance Co., Ltd.	36,000	37,019
	The Fukui Bank, Ltd.	9,000	28,217
#	The Hachijuni Bank, Ltd.	22,000	129,616
	The Higo Bank, Ltd.	20,000	109,393
	The Hiroshima Bank, Ltd.	10,000	37,913
	The Hokkoku Bank, Ltd.	27,000	91,433
	The Hokuetsu Bank, Ltd.	31,000	51,107
	The Hyakugo Bank, Ltd.	18,000	90,949
	The Hyakujishi Bank, Ltd.	19,000	87,044
	The Iyo Bank, Ltd.	4,000	39,905
	The Japan Steel Works, Ltd.	1,000	10,831
	The Japan Wool Textile Co., Ltd.	8,000	46,895
#	The Joyo Bank, Ltd.	9,000	41,579
	The Kagawa Bank, Ltd.	5,000	21,077
	The Kagoshima Bank, Ltd.	13,000	87,122
*	The Kanto Tsukuba Bank, Ltd.	3,300	13,888
	The Keiyo Bank, Ltd.	9,000	33,507
	The Kita-Nippon Bank, Ltd.	600	15,386
	The Maruetsu, Inc.	2,000	8,517
	The Michinoku Bank, Ltd.	12,000	29,069
*	The Minato Bank, Ltd.	11,000	14,270
	The Miyazaki Bank, Ltd.	8,000	31,364
	The Nagano Bank, Ltd.	12,000	31,549
#	The Nanto Bank, Ltd.	6,000	31,026
	The Nippon Road Co., Ltd.	12,000	31,801
	The Nippon Synthetic Chemical Industry Co., Ltd.	5,000	17,428
	The Nisshin Oillio Group, Ltd.	15,000	59,283
	The Ogaki Kyoritsu Bank, Ltd.	3,000	13,220
#	The Oita Bank, Ltd.	15,000	77,224
	The Pack Corp.	1,500	19,109
	The San-in Godo Bank, Ltd.	15,000	116,221
	The Yasuda Warehouse Co., Ltd.	3,400	24,265
	THK Co., Ltd.	7,200	99,854

38

	TKC Corp.	900	16,377
	Toa Corp.	10,000	12,034
	Toa Oil Co., Ltd.	24,000	27,005
	Toagosei Co., Ltd.	15,000	37,380
	Tobu Railway Co., Ltd.	3,000	15,652
	TOC Co., Ltd.	13,500	44,817
	Tochigi Bank, Ltd.	12,000	55,521
	Toda Corp.	25,000	81,888
#	Toda Kogyo Corp.	12,000	45,519
	Toei Co., Ltd.	12,000	52,745
	Toenec Corp.	3,000	13,867
	Toho Bank, Ltd.	22,000	80,314
	Toho Gas Co., Ltd.	3,000	12,771
	Toho Real Estate Co., Ltd.	5,400	26,221
	Toho Zinc Co., Ltd.	23,000	76,587
	Tokai Carbon Co., Ltd.	14,000	62,783
	Tokai Rika Co., Ltd.	6,500	85,385
	Tokai Rubber Industries, Ltd.	4,100	35,977
	Tokai Tokyo Financial Holdings, Inc.	26,000	57,625
	Tokio Marine Holdings, Inc.	2,900	76,483
*	Toko, Inc.	28,000	32,793
	Tokushima Bank, Ltd.	6,000	29,875
	Tokushu Tokai Holdings Co., Ltd.	8,000	19,304
	Tokuyama Corp.	5,000	29,816
	Tokyo Dome Corp.	17,000	48,508
	Tokyo Electron, Ltd.	1,000	45,730
	Tokyo Energy & Systems, Inc.	5,000	36,063
	Tokyo Ohka Kogyo Co., Ltd.	5,300	89,669
	Tokyo Rakutenchi Co., Ltd.	7,000	26,855
	Tokyo Rope Manufacturing Co., Ltd.	7,000	18,563
#	Tokyo Seimitsu Co., Ltd.	5,800	67,139
	Tokyo Steel Manufacturing Co., Ltd.	8,500	87,060
	Tokyo Style Co., Ltd.	11,000	81,108
	Tokyo Tatemono Co., Ltd.	27,000	91,696
#	Tokyo Tomin Bank, Ltd.	4,600	64,288
#	Tokyotokeiba Co., Ltd.	10,000	13,425
	Tokyu Community Corp.	2,600	40,272
#	Tokyu Construction Co., Ltd.	7,700	20,916
	Tokyu Corp.	3,000	12,797
#	Tokyu Land Corp.	27,000	90,354
	Toli Corp.	9,000	15,155
	Tomato Bank, Ltd.	8,000	19,294
	Tomoku Co., Ltd.	12,000	21,477
	Tomy Co., Ltd.	6,400	25,988
	Tonami Holdings Co., Ltd.	11,000	25,788
	Topcon Corp.	5,200	24,434
	Toppan Printing Co., Ltd.	23,000	174,286
	Topre Corp.	3,800	31,287
	Topy Industries, Ltd.	28,000	43,284
#	Toray Industries, Inc.	6,000	26,470
	Torigoe Co., Ltd.	2,100	14,800
	Torii Pharmaceutical Co., Ltd.	1,800	23,844

39

#	Toshiba Machine Co., Ltd.	20,000	59,352
	Toshiba TEC Corp.	27,000	95,626
	Tosho Printing Co., Ltd.	6,000	14,296
	Tosoh Corp.	47,000	107,955
	Totetsu Kogyo Co., Ltd.	3,000	14,018
#	TOTO, Ltd.	2,000	9,975
#	Tottori Bank, Ltd.	6,000	16,144
# *	Towa Bank, Ltd.	17,000	8,505
	Toyo Corp.	1,600	14,327
	Toyo Engineering Corp.	4,000	12,729
	Toyo Ink Manufacturing Co., Ltd.	31,000	67,199
	Toyo Kanetsu K.K.	10,000	16,620
	Toyo Kohan Co., Ltd.	4,000	15,816
*	Toyo Securities Co., Ltd.	6,000	9,901
	Toyo Seikan Kaisha, Ltd.	7,200	119,233
	Toyo Suisan Kaisha, Ltd.	1,000	19,551
# *	Toyo Tanso Co, Ltd.	300	11,152
# *	Toyo Tire & Rubber Co., Ltd.	6,000	10,415
	Toyo Wharf & Warehouse Co., Ltd.	18,000	23,458
	Toyobo Co., Ltd.	51,000	79,820
	Toyoda Gosei Co., Ltd.	4,300	84,581
	Toyota Auto Body Co., Ltd.	3,600	57,684
	Toyota Motor Corp. Sponsored ADR	7,600	601,616
	Toyota Tsusho Corp.	9,500	112,192
# *	Trans Cosmos, Inc.	3,400	21,777
	Trend Micro, Inc.	500	15,225
#	Trusco Nakayama Corp.	1,200	14,553
	Tsubakimoto Chain Co.	11,000	36,082
	Tsugami Corp.	15,000	23,752
	Tsukishima Kikai Co., Ltd.	2,000	10,603
	Tsumura & Co.	700	19,170
	Tsutsumi Jewelry Co., Ltd.	1,300	21,347
	TV Asahi Corp.	11	13,998
	Ube Industries, Ltd.	3,000	5,657
	Ube Material Industries, Ltd.	4,000	6,645
	Uchida Yoko Co., Ltd.	4,000	10,720
#	Ulvac, Inc.	5,300	98,758
	Uni-Charm Corp.	600	41,756
	Unicharm Petcare Corp.	1,400	37,351
	Uniden Corp.	4,000	12,698
	Unimat Offisco Corp.	2,200	19,052
#	Union Tool Co.	1,100	26,340
*	Unitika, Ltd.	71,000	78,835
	UNY Co., Ltd.	14,000	102,864
#	U-Shin, Ltd.	2,100	8,155
	USS Co., Ltd.	400	18,126
	Valor Co., Ltd.	5,100	38,263
*	VANTEC Corp.	25	17,287
*	Vital Ksk Holdings, Inc.	5,300	26,118
#	Wacoal Corp.	6,000	74,330

40

	Warabeya Nichiyo Co., Ltd.	1,900	20,989
	Wood One Co., Ltd.	6,000	15,901
#	Xebio Co., Ltd.	2,900	44,558
	Yachiyo Bank, Ltd.	2,300	66,451
	Yakult Honsha Co., Ltd.	900	15,496
#	Yamada Denki Co., Ltd.	200	9,212
	Yamagata Bank, Ltd.	3,000	13,559
	Yamaguchi Financial Group, Inc.	15,000	144,923
	Yamaha Corp.	13,800	157,687
	Yamaha Motor Co., Ltd.	9,500	100,425
	Yamamura Glass Co., Ltd.	9,000	17,515
	Yamanashi Chuo Bank, Ltd.	16,000	78,384
	Yamatake Corp.	1,800	30,168
	Yamatane Corp.	11,000	10,839
	Yamato Holdings Co., Ltd.	3,000	33,433
	Yamato Kogyo Co., Ltd.	500	11,357
	Yamazaki Baking Co., Ltd.	2,000	20,500
	Yamazen Co., Ltd.	7,800	22,517
	Yaskawa Electric Corp.	15,000	69,806
	Yodogawa Steel Works, Ltd.	22,000	100,047
	Yokogawa Bridge Holdings Corp.	3,000	25,953
	Yokogawa Electric Corp.	17,500	90,310
	Yokohama Reito Co., Ltd.	4,000	23,147
	Yokohama Rubber Co., Ltd.	7,000	30,497
	Yomeishu Seizo Co., Ltd.	2,000	17,707
	Yondenko Corp.	8,000	38,969
	Yonekyu Corp.	1,000	9,500
	Yonex Co., Ltd.	3,600	23,572
	Yorozu Corp.	2,800	24,568
	Yoshimoto Kogyo Co., Ltd.	1,600	14,812
#	Yoshinoya Holdings Co., Ltd.	14	14,862
#	Yuasa Trading Co., Ltd.	26,000	25,472
	Yurtec Corp.	4,000	20,964
	Yushiro Chemical Industry Co., Ltd.	3,800	32,639
	Zeon Corp.	30,000	91,829
	Zuken, Inc.	5,900	36,586

TOTAL — JAPAN			42,279,664

NETHERLANDS — (2.2%)
COMMON STOCKS — (2.2%)
#	Aalberts Industries NV	12,970	99,013
	Accell Group NV	381	10,963
	Aegon NV	56,392	283,630
	Aegon NV ADR	7,400	35,150
*	AFC Ajax NV	70	595
#	Akzo Nobel NV	1,872	78,287
#	Arcadis NV	3,933	57,951
#	ArcelorMittal ADR	5,432	128,087
# *	ASM International NV	3,777	43,708
	ASML Holding NV ADR	11,971	253,187
	Brunel International NV	1,958	31,492

41

*	Crucell NV ADR	7,100	149,029
*	Draka Holding NV	497	5,310
	Eriks Group NV	774	26,103
	Exact Holding NV	2,291	45,421
	Fugro NV	6,305	225,732
	Grontmij NV	1,470	32,341
# *	Heijmans NV	579	3,729
#	Heineken Holding NV	2,143	50,600
#	Heineken NV	3,576	106,265
#	Imtech NV	2,874	44,857
	ING Groep NV	15,875	144,704
	ING Groep NV Sponsored ADR	3,600	32,616
#	Innoconcepts NV	3,180	12,246
	Kas Bank NV	982	12,092
	Kendrion NV	12	111
#	Koninklijke Ahold NV	12,507	137,028
	Koninklijke Bam Groep NV	11,346	111,539
	Koninklijke Boskalis Westminster NV	4,232	98,675
	Koninklijke DSM NV	11,964	371,030
	Koninklijke Philips Electronics NV ADR	16,676	299,834
	Koninklijke Ten Cate NV	1,914	36,527
	Koninklijke Vopak NV	1,806	79,530
#	Macintosh Retail Group NV	1,380	15,040
	Mediq NV	5,395	53,189
	Nutreco Holding NV	2,833	97,224
#	Oce NV	15,234	96,414
	Ordina NV	690	3,020
*	Punch Graphix NV	5,490	12,293
	Randstad Holdings NV	8,716	199,988
	Reed Elsevier NV ADR	1,500	32,805
#	SBM Offshore NV	14,085	227,019
	SES SA	3,759	67,857
	Sligro Food Group NV	1,682	38,263
	Smit Internationale NV	754	42,456
	SNS Reaal	3,212	18,080
*	Super De Boer NV	7,243	29,052
#	Telegraaf Media Groep NV	1,888	24,842
	TKH Group NV	2,220	27,839
	TNT NV	9,952	183,410
# *	TomTom NV	5,392	34,423
	Unit 4 Agresso NV	3,876	46,928
	USG People NV	6,953	65,383
*	Van der Moolen Holding NV	3,327	9,519
	Wavin NV	8,920	25,025
	Wolters Kluwer NV	4,294	70,660

TOTAL — NETHERLANDS			4,468,111

NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
*	AFFCO Holdings, Ltd.	38,923	9,249
	Air New Zealand, Ltd.	107,191	63,556

42

	Auckland International Airport, Ltd.	55,388	51,956
	Contact Energy, Ltd.	2,593	8,358
	Fisher & Paykel Appliances Holdings, Ltd.	66,770	17,347
	Fisher & Paykel Healthcare Corp.	30,964	53,199
#	Fletcher Building, Ltd.	45,972	173,693
	Infratil, Ltd.	10,356	9,197
	New Zealand Oil & Gas, Ltd.	17,546	13,810
	New Zealand Refining Co., Ltd.	12,158	47,242
	Nuplex Industries, Ltd.	27,144	5,524
	Port of Tauranga, Ltd.	13,029	40,497
	Ryman Healthcare, Ltd.	15,947	12,626
	Sky City Entertainment Group, Ltd.	15,183	23,507
	Sky Network Television, Ltd.	6,060	14,007
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	1,300	10,413
	Tower, Ltd.	11,493	8,847
	Trustpower, Ltd.	8,996	36,207

TOTAL — NEW ZEALAND			599,235

NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
#	Acergy SA	5,100	39,392
	Aker Kvaerner ASA	4,300	25,997
#	Aktiv Kapital ASA	300	1,453
#	Atea ASA	7,000	21,306
	Austevoll Seafood ASA	1,020	2,999
# *	Blom ASA	1,630	3,213
	Bonheur ASA	350	7,295
# *	BW Offshore, Ltd.	4,000	3,432
	Cermaq ASA	7,200	43,400
*	Copeinca ASA	2,400	6,177
# *	Det Norske Oljeselskap ASA	64,000	54,069
	DnB NOR ASA Series A	43,603	271,396
#	DOF ASA	2,200	11,240
	EDB Business Partner ASA	3,200	6,733
# *	Eitzen Chemical ASA	3,092	1,644
	Ekornes ASA	2,840	34,313
	Farstad Shipping ASA	3,400	50,872
	Fred Olsen Energy ASA	450	14,186
#	Frontline, Ltd.	320	6,330
	Ganger Rolf ASA	566	11,086
*	Kongsberg Gruppen ASA	240	11,052
# *	Marine Harvest	370,000	166,721
	Norsk Hydro ASA	40,300	177,695
*	Norske Skogindustrier ASA Series A	37,500	87,746
#	Odfjell ASA Series A	3,500	20,831
#	Orkla ASA	11,500	82,330
# *	Petroleum-Geo Services ASA	27,000	130,619
*	Prosafe ASA	1,788	7,346
*	Prosafe Production Public, Ltd.	15,700	28,181
# *	Renewable Energy Corp. ASA	4,130	37,308
	Schibsted ASA	4,894	50,815

43

*	Seadrill, Ltd.	7,800	83,248
# *	Sevan Marine ASA	15,500	13,657
	Solstad Offshore ASA	2,300	26,785
*	Songa Offshore ASA	1,100	1,824
	SpareBanken 1 SMN	12,657	57,344
*	Storebrand ASA	31,200	113,203
*	Subsea 7, Inc.	2,700	20,183
#	Tandberg ASA Series A	2,700	37,988
*	TGS Nopec Geophysical Co. ASA	17,200	127,007
	Tomra Systems ASA	13,900	51,406
	Veidekke ASA	3,849	18,290
#	Wilh. Wilhelmsen ASA	1,091	13,797
#	Yara International ASA	1,580	42,345

TOTAL — NORWAY			2,024,254

PORTUGAL — (0.5%)
COMMON STOCKS — (0.5%)
	Altri SGPS SA	8,148	24,224
	Banco BPI SA	34,555	81,720
#	Banco Comercial Portugues SA	145,458	135,742
	Banco Espirito Santo SA	12,911	63,191
	Banif SGPS SA	5,875	8,489
#	Brisa SA	7,265	49,515
	Cimpor Cimentos de Portugal SA	9,436	56,288
*	Finibanco Holdings SGPS SA	3,553	10,110
	Galp Energia SGPS SA Series B	1,599	21,205
*	Impresa Sociedade Gestora de Participacoes SA	24,471	25,775
#	Jeronimo Martins SGPS SA	1,753	9,888
# *	Mota-Engil SGPS SA	16,305	70,441
*	Novabase SGPS SA	1,834	11,900
#	Portucel-Empresa Produtora de Pasta de Papel SA	41,416	88,537
	Portugal Telecom SA	5,144	39,223
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	20,151	110,166
	Sag Gest - Solucoes Automovel Globais SGPS SA	5,778	7,614
	Sociedade de Investimento e Gestao SGPS SA	8,887	74,507
	Sonae Industria SGPS SA	19,156	61,627
	Sonae SGPS SA	87,000	73,212
*	Sonaecom SGPS SA	5,604	13,906
	Teixeira Duarte Engenharia e Construcoes SA	10,457	10,597

TOTAL — PORTUGAL			1,047,877

SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
	Allgreen Properties, Ltd.	159,000	59,588
	Bukit Sembawang Estates, Ltd.	17,000	27,752
	Capitaland, Ltd.	58,500	107,915
*	Chartered Semiconductor Manufacturing, Ltd.	140,600	15,566
*	China Aviation Oil Singapore Corp., Ltd.	54,000	30,487
	City Developments, Ltd.	15,000	64,918
	Comfortdelgro Corp., Ltd.	14,000	13,347

44

	Cosco Corp. (Singapore), Ltd.	50,000	34,087
*	Creative Technology Co., Ltd.	3,750	8,347
	CSE Global, Ltd.	103,000	29,046
	DBS Group Holdings, Ltd.	28,500	181,184
# *	Delong Holdings, Ltd.	15,000	5,862
	Ezra Holdings, Ltd.	65,000	40,365
	Fraser & Neave, Ltd.	58,000	101,947
	Goodpack, Ltd.	15,000	8,210
#	Guocoland, Ltd.	40,000	30,897
	Hi-P International, Ltd.	76,000	26,537
	Ho Bee Investment, Ltd.	36,000	10,115
*	Hotel Plaza, Ltd.	31,000	19,097
	Hotel Properties, Ltd.	30,000	20,630
	Hyflux, Ltd.	23,000	28,098
*	Indofood Agri Resources, Ltd.	30,000	18,287
	Jardine Cycle & Carriage, Ltd.	8,000	76,516
	Jaya Holdings, Ltd.	20,000	4,291
	Keppel Corp., Ltd.	7,000	27,946
#	Keppel Land, Ltd.	57,000	65,583
	Keppel Telecommunications and Transportation, Ltd.	58,000	35,832
	Kim Eng Holdings, Ltd.	45,000	45,038
#	KS Energy Services, Ltd.	68,000	36,597
	Metro Holdings, Ltd.	31,000	7,114
	Midas Holdings, Ltd.	116,000	34,593
	MobileOne, Ltd.	11,000	10,914
#	Neptune Orient Lines, Ltd.	39,000	33,906
	Olam International, Ltd.	24,000	28,303
*	Overseas Union Enterprise, Ltd.	7,000	47,147
	Overseas-Chinese Banking Corp., Ltd.	19,000	74,883
	Parkway Holdings, Ltd.	82,000	66,319
#	Raffles Education Corp., Ltd.	26,553	7,743
	SembCorp Industries, Ltd.	5,000	9,147
	SembCorp Marine, Ltd.	7,000	9,855
	Singapore Airlines, Ltd.	6,000	43,153
#	Singapore Exchange, Ltd.	4,000	16,778
#	Singapore Land, Ltd.	22,000	51,397
	Singapore Petroleum Co., Ltd.	11,000	24,680
	Singapore Post, Ltd.	41,000	21,002
	Singapore Press Holdings, Ltd.	13,000	25,415
	Singapore Technologies Engineering, Ltd.	8,000	13,802
	SMRT Corp., Ltd.	25,000	26,094
	Starhub, Ltd.	8,000	9,848
	Tat Hong Holdings, Ltd.	29,000	15,477
*	United Engineers, Ltd.	25,000	24,218
	United Industrial Corp., Ltd.	103,000	74,214
	United Overseas Bank, Ltd.	2,000	15,415
	UOB-Kay Hian Holdings, Ltd.	49,000	41,636
*	UOL Group, Ltd.	34,000	50,630
	Venture Corp., Ltd.	29,000	116,017
	WBL Corp., Ltd.	6,000	13,969
	Wheelock Properties, Ltd.	18,000	13,291
	Wilmar International, Ltd.	3,000	7,168

45

	Wing Tai Holdings, Ltd.	44,000	26,013
#	Yanlord Land Group, Ltd.	58,000	55,824

TOTAL — SINGAPORE			2,190,050

SPAIN — (2.5%)
COMMON STOCKS — (2.5%)
	Abengoa SA	4,872	83,977
	Abertis Infraestructuras SA	4,512	80,760
	Acciona SA	707	72,283
#	Acerinox SA	11,623	177,028
	Actividades de Construccion y Servicios SA	1,883	94,177
	Antena 3 de Television SA	1,755	9,541
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	40,108	433,969
#	Banco de Sabadell SA	23,711	136,828
	Banco de Valencia SA	5,534	50,611
	Banco Espanol de Credito SA	4,661	48,428
	Banco Guipuzcoano SA	10,255	62,367
#	Banco Pastor SA	15,544	103,314
#	Banco Popular Espanol SA	38,791	319,714
#	Banco Santander Central Hispano SA	71,865	691,266
#	Banco Santander SA Sponsored ADR	49,420	452,193
	Bankinter SA	12,166	143,807
*	Baron de Ley SA	967	34,782
	Bolsas y Mercados Espanoles	4,896	136,774
	Campofrio Food Group SA	1,520	13,444
	Cementos Portland Valderrivas SA	490	14,702
	Cia Espanola de Petroleous SA	413	15,944
*	Cintra Concesiones de Infraestructuras de Transporte SA	2,845	15,547
	Construcciones y Auxiliar de Ferrocarriles SA	43	15,624
	Duro Felguera SA	2,202	13,707
	Ebro Puleva SA	7,788	110,824
	Elecnor SA	4,468	48,231
	Enagas SA	4,664	81,088
*	Ercros SA	48,103	9,494
	Faes Farma SA	17,341	83,955
	Gamesa Corporacion Tecnologica SA	1,683	31,766
	Gas Natural SDG SA	2,264	35,899
	Gestevision Telecinco SA	5,800	54,682
	Grifols SA	2,915	51,152
	Grupo Catalana Occidente SA	5,497	81,047
	Grupo Empresarial Ence SA	13,064	45,528
	Grupo Ferrovial SA	6,785	196,752
	Iberpapel Gestion SA	130	1,413
	Indra Sistemas SA	1,519	30,043
*	La Seda de Barcelona SA	27,495	13,675
*	Laboratorios Almirall SA	3,470	31,317
	Mecalux SA	2,319	34,128
	Miquel y Costas & Miquel SA	1,261	22,181
*	Natraceutical SA	16,106	11,665
	NH Hoteles SA	1,230	5,839
	Obrascon Huarte Lain SA	2,613	35,125

46

	Papeles y Cartones de Europa SA	5,054	20,188
	Pescanova SA	347	11,708
*	Promotora de Informaciones SA	1,618	4,414
	Prosegur Cia de Seguridad SA	1,405	40,123
*	Realia Business SA	39,131	113,202
	Red Electrica Corporacion SA	1,329	55,622
	Repsol YPF SA Sponsored ADR	8,150	153,546
	Sacyr Vallehermoso SA	8,360	85,941
	Service Point Solutions SA	6,614	6,930
	Sol Melia SA	1,823	8,972
	SOS Cuetara SA	1,719	9,801
	Tecnicas Reunidas SA	310	10,931
*	Tecnocom Telecomunicaciones y Energia SA	2,586	12,697
	Telefonica SA Sponsored ADR	600	33,774
	Tubacex SA	7,713	21,782
	Tubos Reunidos SA	15,910	40,907
	Vidrala SA	1,971	40,495
	Viscofan SA	2,812	52,207
	Zardoya Otis SA	699	14,327
*	Zeltia SA	1,898	9,895
TOTAL COMMON STOCKS			4,984,053

RIGHTS/WARRANTS — (0.0%)
*	Banco de Valencia SA Rights 05/11/09	5,534	952

TOTAL — SPAIN			4,985,005

SWEDEN — (1.5%)
COMMON STOCKS — (1.5%)
	Aarhuskarlshamn AB	800	11,106
	Acando AB	18,648	25,146
# *	AF AB Series B	2,792	42,019
	Alfa Laval AB	2,160	19,133
#	Assa Abloy AB Series B	3,100	36,497
#	Atlas Copco AB Series A	1,200	11,156
#	Atlas Copco AB Series B	1,200	9,934
	Axfood AB	1,350	28,062
	Axis Communications AB	1,200	10,458
	B&B Tools AB	1,800	16,549
*	BE Group AB	2,200	7,390
	Beijer Alma AB	1,500	14,391
*	Billerud AB	4,300	20,469
*	Biovitrum AB	7,483	60,753
	Cardo AB	700	15,473
	Clas Ohlson AB Series B	2,529	29,268
# *	D. Carnegie & Co. AB	5,500	12,170
# *	Electrolux AB Series B	8,200	92,395
#	Elekta AB Series B	6,166	71,135
#	Eniro AB	10,368	22,812
	G & L Beijer AB Series B	694	14,718
#	Getinge AB	777	9,026

47

#	Hakon Invest AB	3,072	29,552
*	Haldex AB	1,200	6,359
#	Hexagon AB	4,597	35,032
#	Hoganas AB Series B	771	8,958
#	Holmen AB Series B	4,791	105,667
# *	Husqvarna AB Series B	10,020	49,261
	Industrial & Financial Systems AB Series B	1,900	14,894
	Intrum Justitia AB	6,733	58,513
*	JM AB	8,715	59,715
*	LBI International AB	7,189	12,706
*	Lindab International AB	4,200	36,433
	Loomis AB	234	2,000
# *	Lundin Petroleum AB	12,246	79,633
#	Meda AB Series A	15,352	102,267
	Modern Times Group AB Series B	2,670	72,231
*	Munters AB	2,100	9,379
	NCC AB Series B	3,161	27,731
	NIBE Industrier AB	2,200	17,849
	Nobia AB	14,190	54,255
	Nordea Bank AB	46,115	343,019
# *	Oriflame Cosmetics SA	875	37,739
*	Pa Resources AB	2,000	5,548
	Peab AB Series B	16,411	68,771
	Ratos AB	4,001	68,496
*	Rezidor Hotel Group AB	18,581	35,494
#	Sandvik AB	2,566	16,852
# *	SAS AB	30,000	13,856
*	Securitas AB Series B	1,170	9,695
*	Skandinaviska Enskilda Banken AB Series A	5,600	21,740
	Skanditek Industrifoervaltnings AB	5,050	9,275
	Skanska AB Series B	3,800	40,987
#	SKF AB Series B	2,200	24,124
#	SSAB Svenskt Stal AB Series A	5,305	50,536
	SSAB Svenskt Stal AB Series B	2,900	26,007
	Svenska Cellulosa AB Series B	17,151	165,367
#	Svenska Handelsbanken AB Series A	7,782	135,566
# *	Swedbank AB Series A	4,900	27,593
#	Swedish Match AB	3,673	52,414
	Tele2 AB Series B	7,100	66,920
#	Telefonaktiebolaget LM Ericsson Series B	4,024	34,180
#	Telefonaktiebolaget LM Erricson Sponsored ADR	6,000	51,180
	TeliaSonera AB	8,500	39,882
#	Volvo AB Series A	9,295	60,878
#	Volvo AB Series B	21,658	141,216

TOTAL — SWEDEN			2,909,830

SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
	ABB, Ltd.	6,988	98,925
	ABB, Ltd. Sponsored ADR	8,820	125,420
	Acino Holding AG	137	20,363

48

*	Actelion, Ltd.	513	23,372
	Adecco SA	9,188	361,626
*	Advanced Digital Broadcast Holdings SA	398	11,163
	AFG Arbonia-Forster Holding AG	197	2,356
	Allreal Holding AG	578	60,970
*	Also Holding AG	321	8,100
*	Aryzta AG	7,031	203,641
*	Ascom Holding AG	831	7,324
*	Athris Holding AG	18	12,207
#	Bachem Holdings AG	350	21,510
#	Baloise-Holding AG	4,059	297,978
	Bank Coop AG	1,185	72,573
# *	Bank Sarasin & Cie AG Series B	2,665	63,528
#	Banque Cantonale de Geneve	110	19,829
	Banque Cantonale Vaudoise	394	134,450
	Banque Privee Edmond de Rothschild SA	1	22,919
	Barry Callebaut AG	160	76,720
*	Basilea Pharmaceutica AG	236	16,469
	Basler Kantonalbank	551	55,364
	Belimo Holdings AG	20	14,550
	Bell Holding AG	14	16,601
	Bellevue Group AG	310	10,975
	Berner Kantonalbank AG	191	39,769
	BKW FMB Energie AG	137	9,527
	Bobst Group AG	1,523	37,951
	Bossard Holding AG	354	14,038
	Bucher Industries AG	445	36,262
	Burckhardt Compression Holding AG	69	8,869
*	Card Guard AG	922	12,124
	Centralschweizerische Kraftwerke AG	31	9,888
	Charles Voegele Holding AG	715	19,951
	Clariant AG	22,675	127,929
*	Compagnie Financiere Richemont SA Series A	5,585	99,980
#	Conzzeta AG	35	42,817
	Credit Suisse Group AG	13,655	533,590
	Daetwyler Holding AG	781	26,907
	Dufry Group	1,270	33,831
# *	EFG International AG	5,284	63,927
	Elektrizitaets-Gesellschaft Laufenberg AG	34	30,514
	Emmi AG	135	13,497
	EMS-Chemie Holding AG	653	49,470
	Energiedienst Holding AG	542	22,456
# *	Flughafen Zuerich AG	375	78,731
	Forbo Holding AG	137	22,822
#	Galenica Holding AG	185	53,254
#	Geberit AG	739	78,759
	George Fisher AG	201	33,732
	Givaudan SA	250	158,280
#	Gurit Holding AG	17	6,891
	Helvetia Holding AG	484	125,467
	Holcim, Ltd.	17,706	898,091
	Industrieholding Cham AG	50	8,642

49

	Interroll-Holding SA	121	25,661
	Jelmoli Holding AG	90	29,714
	Julius Baer Holdings AG	3,229	105,926
	Kaba Holding AG	127	24,437
*	Kardex AG	269	7,129
	Komax Holding AG	434	21,571
# *	Kudelski SA	5,884	84,091
	Kuehne & Nagel International AG	1,113	83,650
	Kuoni Reisen Holding AG	266	76,854
	Lindt & Spruengli AG	1	19,132
*	Logitech International SA	11,683	156,134
#	Lonza Group AG	1,130	103,664
	Luzerner Kantonalbank AG	260	56,911
*	Metall Zug AG	20	34,690
*	Meyer Burger Technology AG	37	5,071
	Mobimo Holding AG	90	12,238
	Nestle SA	10,623	346,275
	Nobel Biocare Holding AG	3,987	81,280
	Novartis AG	552	20,892
	Novartis AG ADR	11,400	432,174
# *	Oerlikon Corp. AG	833	47,579
	Orell Fuessli Holding AG	83	10,421
	Panalpina Welttransport Holding AG	1,270	69,180
# *	Partners Group Holdings AG	929	81,171
*	Petroplus Holdings AG	7,070	120,830
	Phoenix Mecano AG	23	5,036
*	Precious Woods Holding AG	466	10,416
	PubliGroupe SA	296	18,563
*	Quadrant AG	142	8,688
#	Rieters Holdings AG	401	59,339
	Roche Holding AG Bearer	88	12,096
	Roche Holding AG Genusschein	1,949	245,777
	Romande Energie Holding SA	27	48,433
	Schindler Holding AG	551	28,490
	Schmolz + Bickenbach AG	1,217	23,723
	Schulthess Group AG	625	29,470
	Schweiter Technology AG	47	15,836
	Schweizerische National-Versicherungs-Gesellschaft	83	35,978
	SGS SA	32	35,885
	Siegfried Holding AG	72	3,922
	Sika AG	177	160,575
	Sonova Holding AG	728	48,281
# *	St. Galler Kantonalbank	212	75,017
	Straumann Holding AG	149	27,247
	Sulzer AG	2,425	131,800
	Swatch Group AG	2,763	384,426
	Swatch Group AG	4,444	127,450
	Swiss Life Holding AG	3,486	269,695
	Swiss Re	23,898	567,269
	Swisscom AG	228	59,453
	Swisslog Holding AG	17,157	9,358
	Syngenta AG ADR	6,500	277,225

50

	Tecan Group AG	275	8,735
# *	Temenos Group AG	568	7,864
*	UBS AG	52,017	714,531
*	UBS AG ADR	34,236	466,979
	Valiant Holding AG	739	129,963
#	Valora Holding AG	456	79,658
	Vaudoise Assurances Holdings SA	25	3,798
	Verwaltungs und Privat-Bank AG	247	19,357
	Von Roll Holding AG	4,258	21,655
	Vontobel Holdings AG	2,466	54,730
# *	Walliser Kantonalbank	24	10,158
	Ypsomed Holdings AG	572	36,525
#	Zuger Kantonalbank	17	58,061
	Zurich Financial Services AG	6,240	1,159,582
TOTAL COMMON STOCKS			12,004,618

RIGHTS/WARRANTS — (0.0%)
# *	AFG Arbonia-Forster Holding AG Rights 04/29/09	1,576	8,285

TOTAL — SWITZERLAND			12,012,903

UNITED KINGDOM — (14.6%)
COMMON STOCKS — (14.6%)
	Aberdeen Asset Management P.L.C.	87,090	168,890
	Admiral Group P.L.C.	3,611	48,290
	Aegis Group P.L.C.	55,503	74,304
	Aga Rangemaster Group P.L.C.	4,074	6,007
	Aggreko P.L.C.	7,643	64,820
	Amec P.L.C.	11,988	109,126
	Amlin P.L.C.	21,076	111,534
	Anglo American P.L.C.	48,414	1,041,788
	Anglo Pacific Group P.L.C.	9,934	19,723
	Anite P.L.C.	23,016	9,727
*	Antisoma P.L.C.	23,308	9,372
	Antofagasta P.L.C.	1,468	12,598
*	Ark Therapeutics Group P.L.C.	14,764	11,540
	ARM Holdings P.L.C.	60,227	105,779
	Arriva P.L.C.	26,778	182,810
	Ashmore Group P.L.C.	23,282	77,352
	Ashtead Group P.L.C.	11,260	10,421
	Associated British Foods P.L.C.	18,923	199,764
	AstraZeneca P.L.C. Sponsored ADR	1,100	38,467
	Atkins WS P.L.C.	3,752	33,844
*	Autonomy Corp. P.L.C.	3,366	70,616
	Aveva Group P.L.C.	5,527	45,988
	Aviva P.L.C.	128,562	591,905
*	Axis-Shield P.L.C.	2,917	12,576
	Babcock International Group P.L.C.	12,669	81,271
	BAE Systems P.L.C.	37,092	195,114
	Balfour Beatty P.L.C.	23,276	114,940
	Barclays P.L.C.	72,524	294,455

51

	Barr (A.G.) P.L.C.	181	3,473
	BBA Aviation P.L.C.	46,544	72,031
	Beazley Group P.L.C.	69,168	102,978
	Bellway P.L.C.	16,102	169,640
	BG Group P.L.C.	9,585	153,052
	Bloomsbury Publishing P.L.C.	1,196	2,205
	Bodycote P.L.C.	11,427	24,078
	Bovis Homes Group P.L.C.	12,874	87,187
	BP P.L.C. Sponsored ADR	18,084	767,847
	Braemar Shipping Services P.L.C.	617	2,170
	Brewin Dolphin Holdings P.L.C.	6,746	11,699
	Brit Insurance Holdings P.L.C.	35,669	96,889
	British Airways P.L.C.	27,748	60,085
	Britvic P.L.C.	1,854	7,137
	BSS Group P.L.C.	9,669	45,430
	BT Group P.L.C.	16,974	23,392
	BT Group P.L.C. Sponsored ADR	1,762	24,192
*	BTG P.L.C.	18,154	38,983
	Bunzl P.L.C.	3,096	24,963
	Burberry Group P.L.C.	34,632	206,140
	Cable and Wireless P.L.C.	69,137	152,254
	Cadbury P.L.C.	5,785	43,256
	Cadbury P.L.C. Sponsored ADR	1,200	36,108
*	Cairn Energy P.L.C.	2,450	76,815
	Capita Group P.L.C.	3,491	35,199
	Capital & Regional P.L.C.	4,980	2,531
	Care UK P.L.C.	2,714	11,346
	Carillion P.L.C.	57,331	223,917
	Carnival P.L.C.	9,773	268,557
	Carpetright P.L.C.	1,405	11,958
	Carphone Warehouse Group P.L.C.	47,288	103,557
	Catlin Group, Ltd.	52,696	272,697
	Charter International P.L.C.	10,117	83,239
	Chemring Group P.L.C.	1,113	34,529
	Chesnara P.L.C.	20,801	41,125
	Chloride Group P.L.C.	13,400	32,263
	Clarkson P.L.C.	893	6,723
	Close Brothers Group P.L.C.	14,454	133,571
	Cobham P.L.C.	13,240	34,300
*	COLT Telecom Group SA	45,938	63,953
	Compass Group P.L.C.	18,474	87,844
	Computacenter P.L.C.	32,517	72,477
	Connaught P.L.C.	1,971	10,366
	Consort Medical P.L.C.	6,807	39,203
	Cookson Group P.L.C.	175,775	50,854
	Cranswick P.L.C.	5,374	48,037
	Croda International P.L.C.	4,872	38,870
*	CSR P.L.C.	20,882	80,396
	Daily Mail & General Trust P.L.C. Series A	21,649	105,112
	Dairy Crest Group P.L.C.	9,255	42,360
*	Dana Petroleum P.L.C.	7,559	139,754
	Davis Service Group P.L.C.	7,166	27,645

52

	De la Rue P.L.C.	10,800	153,084
	Debenhams P.L.C.	59,701	80,307
	Dechra Pharmaceuticals P.L.C.	1,979	11,804
	Delta P.L.C.	14,893	25,420
	Development Securities P.L.C.	2,087	8,302
	Devro P.L.C.	9,176	12,458
	Dignity P.L.C.	1,212	9,393
	Dimension Data Holdings P.L.C.	180,921	135,828
	Diploma P.L.C.	1,835	2,972
	Domino Printing Sciences P.L.C.	5,985	21,809
	Drax Group P.L.C.	2,233	16,934
	DS Smith P.L.C.	38,075	43,442
	DSG International P.L.C.	103,123	65,329
	E2V Technologies P.L.C.	2,786	4,415
*	easyJet P.L.C.	22,042	102,469
	Electrocomponents P.L.C.	36,851	85,745
	Elementis P.L.C.	22,734	8,684
*	Emerald Energy P.L.C.	1,317	9,408
	Evolution Group P.L.C.	45,511	80,262
	Experian P.L.C.	9,427	62,074
	F&C Asset Management P.L.C.	9,548	10,931
	Fenner P.L.C.	16,487	20,744
	Fidessa Group P.L.C.	862	13,997
	Filtrona P.L.C.	26,942	47,393
	Firstgroup P.L.C.	17,652	86,359
	Forth Ports P.L.C.	4,861	70,057
*	Fortune Oil P.L.C.	30,923	2,751
	Friends Provident P.L.C.	196,766	185,145
	G4S P.L.C.	18,663	51,751
	Galliford Try P.L.C.	13,056	10,444
	Game Group P.L.C.	51,287	149,187
*	Gem Diamonds, Ltd.	2,003	3,685
	Genus P.L.C.	4,977	44,486
	GKN P.L.C.	45,192	79,456
	Go-Ahead Group P.L.C.	447	8,398
	Greggs P.L.C.	196	9,985
	Halfords Group P.L.C.	19,770	96,768
	Halma P.L.C.	12,698	33,313
	Hampson Industries P.L.C.	6,680	9,737
*	Hardy Oil & Gas P.L.C.	1,853	6,524
	Hardy Underwriting Group P.L.C.	2,500	10,779
	Hargreaves Lansdown P.L.C.	2,851	9,237
	Hays P.L.C.	32,961	43,754
	Headlam Group P.L.C.	17,739	73,131
	Helical Bar P.L.C.	2,320	11,618
	Helphire P.L.C.	19,432	10,778
*	Henderson Group P.L.C.	82,873	107,117
*	Heritage Oil, Ltd.	9,169	51,688
	Hikma Pharmaceuticals P.L.C.	15,446	88,613
	Hill & Smith Holdings P.L.C.	1,791	5,966
	Hiscox, Ltd.	34,586	171,220
	HMV Group P.L.C.	14,267	29,968

53

	Hochschild Mining P.L.C.	15,417	50,733
	Home Retail Group P.L.C.	15,090	55,528
	Homeserve P.L.C.	1,750	31,673
	HSBC Holdings P.L.C. Sponsored ADR	35,326	1,257,606
	Hunting P.L.C.	10,946	74,732
	ICAP P.L.C.	15,628	85,429
	IG Group Holdings P.L.C.	17,324	56,040
	IMI P.L.C.	9,404	49,304
	Imperial Tobacco Group P.L.C.	9,893	225,721
#	Inchcape P.L.C.	71,461	16,577
	Informa P.L.C.	14,655	64,053
	Inmarsat P.L.C.	2,550	18,180
	Intercontinental Hotels Group P.L.C.	4,777	45,386
	Intercontinental Hotels Group P.L.C. ADR	1,100	10,417
	Intermediate Capital Group P.L.C.	5,805	41,432
	International Personal Finance P.L.C.	20,312	43,555
	International Power P.L.C.	138,057	504,527
	Interserve P.L.C.	14,491	43,711
	Intertek Group P.L.C.	1,936	29,027
*	Invensys P.L.C.	22,803	66,594
	Investec P.L.C.	40,515	194,062
*	IP Group P.L.C.	11,634	7,935
	ITE Group P.L.C.	6,955	9,799
	ITV P.L.C.	293,183	137,658
	James Fisher & Sons P.L.C.	1,470	9,668
	Jardine Lloyd Thompson Group P.L.C.	4,560	29,691
	JJB Sports P.L.C.	5,566	2,054
	JKX Oil and Gas P.L.C.	11,009	32,985
	John Menzies P.L.C.	6,307	10,366
	John Wood Group P.L.C.	43,709	152,984
	Johnson Matthey P.L.C.	7,738	136,643
*	Johnston Press P.L.C.	268,553	48,338
	Kazakhmys P.L.C.	15,633	121,453
	Keller Group P.L.C.	9,083	79,478
	Kesa Electricals P.L.C.	56,339	109,830
	Kier Group P.L.C.	3,536	51,110
	Kingfisher P.L.C.	213,994	582,539
	Ladbrokes P.L.C.	27,694	95,663
	Laura Ashley Holdings P.L.C.	22,105	4,782
	Legal and General Group P.L.C.	575,477	489,754
	Lloyds Banking Group P.L.C.	9,861	15,995
	Logica P.L.C.	29,107	32,836
	London Stock Exchange Group P.L.C.	14,048	153,953
	Lonmin P.L.C.	13,006	273,105
	Luminar Group Holdings P.L.C.	4,430	8,973
	Man Group P.L.C.	49,701	183,708
	Management Consulting Group P.L.C.	25,121	10,935
	Marks & Spencer Group P.L.C.	27,544	136,460
	Marshalls P.L.C.	18,574	30,601
	Mcbride P.L.C.	8,048	14,999
	Meggitt P.L.C.	73,799	195,572
	Melrose P.L.C.	68,439	94,398

54

	Melrose Resources P.L.C.	4,207	16,978
	Michael Page International P.L.C.	7,737	31,384
	Micro Focus International P.L.C.	1,298	6,098
	Millennium and Copthorne Hotels P.L.C.	17,936	58,220
	Misys P.L.C.	12,009	24,511
	Mitie Group P.L.C.	15,705	48,368
	Mondi P.L.C.	58,540	151,804
	Morgan Crucible Co. P.L.C.	18,725	31,162
	Morgan Sindall P.L.C.	4,844	43,701
	Mothercare P.L.C.	5,952	33,573
	Mouchel Group P.L.C.	4,920	18,630
	N Brown Group P.L.C.	16,655	57,672
	National Express Group P.L.C.	11,195	43,063
	Next P.L.C.	2,174	51,999
	Northern Foods P.L.C.	60,631	55,214
	Northgate P.L.C.	2,110	4,549
	Northumbrian Water Group P.L.C.	11,887	39,054
	Novae Group P.L.C.	11,227	59,726
	Old Mutual P.L.C.	287,971	286,906
	Oxford Instruments P.L.C.	3,659	8,579
*	Pace P.L.C.	9,382	23,524
*	PartyGaming P.L.C.	19,992	77,959
	PayPoint P.L.C.	1,351	9,389
	Pearson P.L.C.	12,174	125,619
	Pearson P.L.C. Sponsored ADR	7,231	74,913
	Pennon Group P.L.C.	6,935	45,353
	Persimmon P.L.C.	36,120	201,467
*	Peter Hambro Mining P.L.C.	10,388	96,940
	Phoenix IT Group, Ltd.	2,066	4,461
	Pinewood Shepperton P.L.C.	23,611	49,632
	Premier Farnell P.L.C.	15,402	34,867
	Premier Foods P.L.C.	239,106	126,520
*	Premier Oil P.L.C.	3,139	48,094
*	Prostrakan Group P.L.C.	11,495	13,560
	Provident Financial P.L.C.	4,264	53,100
	Prudential P.L.C.	68,348	392,843
	Prudential P.L.C. ADR	800	9,152
	PV Crystalox Solar P.L.C.	19,647	32,633
	PZ Cussons P.L.C.	16,088	37,823
	Qinetiq P.L.C.	50,155	97,962
	Quintain Estates & Development P.L.C.	3,350	1,836
	R.E.A. Holdings P.L.C.	1,822	10,859
*	Rank Group P.L.C.	14,069	13,819
	Rathbone Brothers P.L.C.	2,744	32,113
*	Redrow P.L.C.	18,167	53,507
	Reed Elsevier P.L.C.	3,037	22,511
	Reed Elsevier P.L.C. ADR	300	8,880
	Regus P.L.C.	77,809	88,100
	Renishaw P.L.C.	5,590	31,989
	Rensburg Sheppards P.L.C.	765	5,460
	Rentokil Initial P.L.C.	38,243	36,894
	Restaurant Group P.L.C.	6,773	15,953

55

	Rexam P.L.C.	38,048	176,240
	Rightmove P.L.C.	3,219	15,362
	Rio Tinto P.L.C. Sponsored ADR	168	27,376
	RM P.L.C.	3,077	6,638
	Robert Walters P.L.C.	16,237	27,860
	Robert Wiseman Dairies P.L.C.	2,421	12,386
*	Rolls-Royce Group P.L.C. (3283648)	43,160	213,960
*	Rolls-Royce Group P.L.C. (B526QW4)	3,703,128	5,478
	Rotork P.L.C.	2,973	35,558
	Royal Dutch Shell P.L.C. ADR	32,048	1,458,184
	RPC Group P.L.C.	1,000	2,198
	RPS Group P.L.C.	19,314	53,865
	RSA Insurance Group P.L.C.	193,026	371,358
	SABmiller P.L.C.	11,345	190,233
	Sage Group P.L.C.	30,043	81,813
	Sainsbury (J.) P.L.C.	55,095	266,992
	Savills P.L.C.	16,656	68,932
	Schroders P.L.C.	5,541	67,109
	Schroders P.L.C. Non-Voting	3,033	30,987
	Scottish & Southern Energy P.L.C.	7,777	126,737
*	SDL P.L.C.	3,802	18,341
	Senior P.L.C.	25,409	13,168
	Serco Group P.L.C.	8,348	45,039
	Severfield-Rowen P.L.C.	10,335	33,632
	Severn Trent P.L.C.	4,142	63,729
	Shanks Group P.L.C.	7,456	10,738
	Shire P.L.C. ADR	1,800	67,086
	SIG P.L.C.	25,902	60,896
	Smith & Nephew P.L.C.	3,115	21,916
#	Smith & Nephew P.L.C. Sponsored ADR	1,400	49,070
	Smiths Group P.L.C.	3,718	39,954
	Smiths News P.L.C.	20,687	30,535
*	Soco International P.L.C.	3,579	65,101
	Southern Cross Healthcare, Ltd.	27,167	40,799
	Spectris P.L.C.	14,420	125,131
	Speedy Hire P.L.C.	1,551	5,451
	Spirax-Sarco Engineering P.L.C.	3,460	43,594
	Spirent Communications P.L.C.	45,576	37,860
	Sports Direct International P.L.C.	28,039	28,375
	SSL International P.L.C.	11,866	83,192
	St. Ives Group P.L.C.	2,117	2,003
	St. Jame’s Place P.L.C.	18,272	45,322
	St. Modwen Properties P.L.C.	444	1,137
	Stagecoach Group P.L.C.	27,557	53,028
	Standard Chartered P.L.C.	26,514	410,153
	Standard Life P.L.C.	103,944	289,005
	Sthree P.L.C.	3,972	13,438
	Tate & Lyle P.L.C.	45,004	182,407
	Ted Baker P.L.C.	479	2,615
	Tesco P.L.C.	32,190	159,496
*	The Berkeley Group Holdings P.L.C.	5,979	85,983
	The Vitec Group P.L.C.	613	2,118

56

	The Weir Group P.L.C.	33,007	234,152
	Thomas Cook Group P.L.C.	41,950	161,937
	Thomson Reuters P.L.C.	4,900	126,035
	Thomson Reuters P.L.C. ADR	464	71,758
	Tomkins P.L.C.	85,562	218,436
	Tomkins P.L.C. Sponsored ADR	9,900	100,386
	Travis Perkins P.L.C.	7,140	73,742
	Trinity Mirror P.L.C.	68,201	53,669
	TUI Travel P.L.C.	8,237	30,702
	Tullett Prebon P.L.C.	28,272	110,864
	Tullow Oil P.L.C.	3,883	45,838
*	UK Coal P.L.C.	1,856	3,272
	Ultra Electronics Holdings P.L.C.	1,898	33,278
	Umeco P.L.C.	12,972	30,385
	United Business Media P.L.C.	12,884	87,254
	United Utilities Group P.L.C.	6,798	50,838
*	Vectura Group P.L.C.	16,348	17,145
	Vedanta Resources P.L.C.	10,185	159,313
	Venture Production P.L.C.	4,960	58,498
	Victrex P.L.C.	7,594	60,008
	Vodafone Group P.L.C. Sponsored ADR	56,540	1,037,509
	VT Group P.L.C.	12,182	82,900
	Wellstream Holdings P.L.C.	777	5,906
	WH Smith P.LC.	11,260	69,396
	Whitbread P.L.C.	16,135	223,186
	William Hill P.L.C.	53,872	172,982
	William Morrison Supermarkets P.L.C.	38,462	139,322
	Wincanton P.L.C.	8,167	19,186
*	Wolseley P.L.C.	3,616	64,852
	WSP Group P.L.C.	9,076	36,352
	Xchanging P.L.C.	18,459	50,369
	Xstrata P.L.C.	15,258	134,517
	Yell Group P.L.C.	101,471	59,106
TOTAL COMMON STOCKS			28,942,673

RIGHTS/WARRANTS — (0.0%)
*	Premier Oil P.L.C. Rights 05/06/09	1,395	11,496

TOTAL — UNITED KINGDOM			28,954,169

Value†
SECURITIES LENDING COLLATERAL — (15.8%)
§ @	DFA Short Term Investment Fund LP	29,355,242	29,355,242

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,086,208) to be repurchased at $2,045,312	$2,045	2,045,302
TOTAL SECURITIES LENDING COLLATERAL		31,400,544

TOTAL INVESTMENTS - (100.0%) (Cost $206,227,908)		$198,934,376

See accompanying Notes to Financial Statements.

57

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

BRAZIL — (11.0%)
COMMON STOCKS — (6.4%)
	Acos Villares SA	664,000	$178,972
	AES Tiete SA (2440693)	101,000	739,176
	AES Tiete SA (2441038)	89,900	744,187
	All America Latina Logistica SA	512,400	2,631,114
	American Banknote SA	49,100	273,656
*	Anhanguera Educacional Participacoes SA	26,800	187,323
	B2W Cia Global Do Varejo	48,000	762,009
	Banco Bradesco SA	333,900	3,432,125
	Banco do Brasil SA	134,000	1,147,811
	Banco Pine SA	14,600	41,820
	Banco Sofisa SA	65,300	119,327
	Bematech SA	41,200	110,108
*	BM&F Bovespa SA	967,021	3,975,965
*	Bombril SA	8,400	13,815
*	BR Malls Participacoes SA	149,200	1,104,201
*	Brascan Residential Properties SA	68,400	117,179
*	Centrais Eletricas Brasileiras SA (2308445)	84,100	1,084,219
*	Centrais Eletricas Brasileiras SA (2311120)	93,000	1,231,248
	Cia de Gas de Sao Paulo	20,600	302,843
	Cia de Saneamento de Minas Gerais-Copasa	65,000	704,059
	Cia de Saneamento do Parana	58,300	45,277
	Cia Energetica de Minas Gerais	28,500	266,648
	Cia Energetica de Sao Paulo	131,500	931,154
	Cia Hering	9,000	36,387
	Companhia de Concessoes Radoviarias	100,000	1,196,921
	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	47,500	1,340,450
	Companhia Siderurgica Nacional SA	42,000	775,166
	Companhia Siderurgica Nacional SA Sponsored ADR	142,084	2,631,396
#	Companhia Vale do Rio Doce ADR	663,090	10,947,616
*	Cosan SA Industria e Comercio	116,600	710,589
	CPFL Energia SA	34,900	529,331
	Cremer SA	6,700	29,078
*	Cyrela Brazil Realty SA	292,300	1,860,133
*	Diagnosticos Da America SA	53,500	778,444
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	82,800	1,079,942
	Empresa Brasileira de Aeronautica SA	98,400	400,082
#	Empresa Brasileira de Aeronautica SA ADR	110,975	1,800,015
	Eternit SA	159,600	510,382
	Even Construtora e Incorporadora SA	58,774	94,513
	Ferbasa-Ferro Ligas Da Bahia	58,000	158,980

1

	Fertilizantes Fosfatados SA	113,300	860,768
*	Gafisa SA	84,200	737,007
	Gerdau SA	122,800	690,029
*	Global Village Telecom Holding SA	101,300	1,338,357
	Grendene SA	34,200	231,390
*	IdeiasNet SA	96,643	117,882
	Iguatemi Empresa de Shopping Centers SA	36,200	273,201
	Industrias Romi SA	57,300	191,615
	Itau Unibanco Banco Multiplio SA ADR	1,498,670	20,576,739
	JBS SA	498,200	1,406,554
	JHSF Participacoes SA	30,200	24,420
	Light SA	104,000	1,131,721
	Localiza Rent a Car SA	104,800	542,923
	Lojas Americanas SA	124,700	421,563
	Lojas Renner SA	124,800	1,132,291
*	Lupatech SA	30,500	383,314
	M Dias Branco SA	28,300	292,186
*	Medial Saude SA	39,600	123,922
*	Mmx Mineracao e Metalicos SA	44,800	135,488
	Natura Cosmeticos SA	79,300	941,913
	Obrascon Huarte Lain Brasil SA	24,200	154,888
	OdontoPrev SA	26,700	341,534
*	Paranapanema SA	88,400	139,327
	PDG Realty SA Empreendimentos e Participacoes	84,772	807,850
*	Perdigao SA	84,864	1,250,309
*	Perdigao SA ADR	22,700	667,153
	Petroleo Brasileiro SA ADR (71654V101)	637,166	17,190,739
	Petroleo Brasileiro SA ADR (71654V408)	462,510	15,526,461
*	Plascar Participacoes Industriais SA	82,800	88,135
	Porto Seguro SA	125,800	758,036
	Positivo Informatica SA	12,900	53,039
*	Rossi Residencial SA	72,100	253,953
*	Sao Carlos Empreendimentos e Participacoes SA	8,800	57,891
*	Sao Martinho SA	65,300	402,727
	Souza Cruz SA	56,000	1,192,170
*	Tam SA	104,100	703,844
	Tele Norte Leste Participacoes SA	41,700	786,393
	Telecomunicacoes de Sao Paulo SA	38,600	698,131
*	Tim Participacoes SA	102,800	307,609
	Totvs SA	22,950	620,681
	Tractebel Energia SA	152,200	1,254,340
	Universo Online SA	56,900	171,562
	Usinas Siderurgicas de Minas Gerais SA	44,000	605,642
	Vivo Participacoes SA	11,478	194,538
#	Vivo Participacoes SA ADR	48,900	780,444
	Weg SA	191,200	1,221,997
TOTAL COMMON STOCKS			122,806,337

PREFERRED STOCKS — (4.6%)
	Aracruz Celulose SA Series B	90,000	108,134
#	Aracruz Celulose SA Sponsored ADR	84,000	1,002,960

2

	Banco Bradesco SA	26,762	332,546
	Banco Bradesco SA Sponsored ADR	696,802	8,556,729
	Brasil Telecom Participacoes SA ADR	26,766	1,042,803
	Brasil Telecom SA ADR	30,471	567,370
*	Braskem SA Preferred A	58,000	166,399
* #	Braskem SA Preferred A Sponsored ADR	95,885	543,668
	Centrais Electricas de Santa Catarina SA	28,250	405,756
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	45,314	1,463,189
	Companhia de Bebidas das Americas	22,214	1,248,742
	Companhia de Bebidas das Americas Preferred ADR	34,600	1,950,748
*	Companhia de Tecidos Norte de Minas	79,300	146,721
	Companhia de Transmissao de Energia Eletrica Paulista	30,100	646,292
	Companhia Energetica de Minas Gerais SA	4,170	50,388
	Companhia Energetica de Minas Gerais SA Sponsored ADR	213,386	3,211,459
*	Companhia Energetica do Ceara Coelce Series A	13,700	155,842
	Companhia Paranaense de Energia-Copel Series B	34,380	430,035
#	Companhia Paranaense de Energia-Copel Sponsored ADR	69,500	871,530
	Companhia Vale do Rio Doce Series A	237,528	3,335,668
	Companhia Vale do Rio Doce Sponsored ADR	706,272	9,697,115
	Confab Industrial SA	361,542	635,892
	Contax Participacoes SA	14,000	279,495
	Contax Participacoes SA ADR	46,700	41,797
	Duratex SA	137,800	1,070,823
	Eletropaulo Metropolita SA Preferred A	17,020	214,213
	Empressa Metropolitanade Aguas e Energia SA	6,100	25,638
	Forjas Taurus SA	158,631	379,738
	Gerdau SA	45,600	327,478
#	Gerdau SA Sponsored ADR	678,100	4,814,510
	Gol Linhas Aereas Inteligentes SA	78,200	269,723
*	Inepar Industria e Construcoes SA	2,100	15,551
	Investimentos Itau SA	1,666,847	7,127,476
	Itau Unibanco Banco Multiplo SA	304,172	4,224,322
	Klabin SA	971,000	1,401,750
	Lojas Americanas SA	205,000	852,235
	Mahle-Metal Leve SA Industria e Comercio	8,666	74,706
	Marcopolo SA	221,600	493,018
	Metalurgica Gerdau SA	394,900	3,748,839
*	Net Servicos de Comunicacao SA	45,223	370,221
#	Net Servicos de Comunicacao SA Preferred ADR	153,294	1,247,813
*	Paranapanema SA	39,417	72,029
	Randon e Participacoes SA	145,900	533,890
	Sadia SA	330,000	634,688
#	Sadia SA ADR	109,066	621,676
	Sao Paulo Alpargatas SA	21,000	690,742
	Saraiva SA Livreiros Editores	50,300	457,283
*	Suzano Papel e Celullose SA	205,905	1,306,572
	Tele Norte Leste Participacoes SA	27,000	423,326
	Tele Norte Leste Participacoes SA ADR	141,100	2,194,105
	Telecomunicacoes de Sao Paulo SA	31,600	690,770
#	Telecomunicacoes de Sao Paulo SA ADR	22,100	479,349
	Telemar Norte Leste SA	69,300	1,741,246

3

	Telemig Celular Participacoes SA (2292775)	3,498	76,002
*	Telemig Celular Participacoes SA (B559VG9)	57	976
#	Telemig Celular Participacoes SA ADR	4,764	204,185
	Tim Participacoes SA	33,270	55,629
#	Tim Participacoes SA ADR	83,580	1,392,443
	Trafo Equipamentos Electricos SA	54,900	66,463
	Ultrapar Participacoes SA	120,659	3,371,804
	Ultrapar Participacoes SA Sponsored ADR	3,000	83,580
	Uniao de Industrias Petroquimicas SA Series B	867,609	285,378
	Usinas Siderurgicas de Minas Gerais SA Series A	330,300	4,899,537
	Vivo Participacoes SA	81,000	1,302,542
*	Votorantim Celulose e Papel SA	42,937	372,691
*	Votorantim Celulose e Papel SA Sponsored ADR	141,300	1,234,962
	Whirlpool SA	51,787	73,578
TOTAL PREFERRED STOCKS			86,814,778

RIGHTS/WARRANTS — (0.0%)
*	Cia de Gas de Sao Paulo Rights 05/23/09	328	203
*	Companhia de Bebidas das Americas Preferred Rights 05/29/09	69	913
*	Tim Participacoes SA Rights 05/04/09	202	18
TOTAL RIGHTS/WARRANTS			1,134

TOTAL — BRAZIL			209,622,249

CHILE — (1.9%)
COMMON STOCKS — (1.9%)
	Aguas Andinas SA Series A	1,484,059	522,960
	Banco de Chile	5,257,617	314,056
	Banco de Chile Series F ADR	36,229	1,312,577
	Banco de Credito e Inversiones SA Series A	68,907	1,468,753
	Banco Santander Chile SA	988,793	33,569
	Banco Santander Chile SA ADR	30,181	1,068,709
	Banmedica SA	299,376	244,441
	CAP SA	115,188	1,865,184
	Cementos Bio-Bio SA	180,149	252,379
	Cintac SA	149,288	42,342
*	Colbun SA	8,671,094	1,706,644
	Compania Cervecerias Unidas SA	36,271	215,101
	Compania Cervecerias Unidas SA ADR	29,862	883,617
	Compania de Consumidores de Gas Santiago SA	24,536	92,788
	Compania General de Electricidad SA	172,281	894,351
*	Compania SudAmericana de Vapores SA	844,765	508,238
	CorpBanca SA	144,924,645	660,164
	CorpBanca SA ADR	1,500	34,725
	Cristalerias de Chile SA	58,676	524,478
	Embotelladora Andina SA Series B	79,022	201,715
	Embotelladora Andina SA Series B ADR	19,133	294,648
	Empresa Nacional de Electricidad SA	351,708	449,195
	Empresa Nacional de Electricidad SA Sponsored ADR	71,700	2,749,695
	Empresa Nacional de Telecomunicaciones SA	136,247	1,604,283
	Empresas CMPC SA	151,543	3,383,831

4

	Empresas Copec SA	421,405	4,215,861
	Empresas Iansa SA	2,735,872	106,754
	Enersis SA	1,676,555	501,425
	Enersis SA Sponsored ADR	226,319	3,392,522
	Farmacias Ahumada SA	46,764	62,700
	Industrias Forestales SA	54,906	9,910
	Lan Airlines SA	42,299	385,363
	Lan Airlines SA Sponsored ADR	113,725	1,031,486
	Madeco SA	12,220,108	588,162
#	Madeco SA Sponsored ADR	31,150	153,258
	Masisa SA	6,026,376	631,902
*	S.A.C.I. Falabella SA	214,818	707,136
	Sociedad Quimica y Minera de Chile SA Series B	11,313	358,379
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	59,200	1,865,392
	Soquimic Comercial SA	134,454	53,620
	Vina Concha Y Toro SA	328,967	545,687
#	Vina Concha Y Toro SA Sponsored ADR	6,450	213,172
	Vina San Pedro Tarapaca SA	16,383,152	96,032
TOTAL COMMON STOCKS			36,247,204

RIGHTS/WARRANTS — (0.0%)
*	Vina Concha Y Toro SA Rights 05/15/09	12,807	726

TOTAL — CHILE			36,247,930

CHINA — (10.5%)
COMMON STOCKS — (10.5%)
	Agile Property Holdings, Ltd.	1,216,000	907,380
*	Air China, Ltd.	1,760,000	822,606
* #	Ajisen China Holdings, Ltd.	395,000	197,948
	Aluminum Corp. of China, Ltd.	30,000	22,937
#	Aluminum Corp. of China, Ltd. ADR	210,100	4,040,223
	AMVIG Holdings, Ltd.	522,000	328,208
#	Angang Steel Co., Ltd.	1,021,160	1,214,215
* #	Anhui Conch Cement Co., Ltd.	148,000	981,008
	Anhui Expressway Co., Ltd.	328,000	163,987
*	AviChina Industry and Technology Co., Ltd.	1,164,000	234,232
	Bank of China, Ltd.	15,304,000	5,674,348
#	Bank of Communications Co., Ltd.	3,083,000	2,483,471
	Baoye Group Co., Ltd.	152,000	54,580
	Beijing Capital International Airport Co., Ltd.	1,864,000	1,177,136
	Beijing Capital Land, Ltd.	1,140,000	229,640
	Beijing Enterprises Holdings, Ltd.	487,000	2,125,222
	Beijing North Star Co., Ltd.	470,000	101,699
	Belle International Holdings, Ltd.	4,000	3,073
	Bosideng International Holdings, Ltd.	1,770,000	143,007
*	Brilliance China Automotive Holdings, Ltd.	3,386,000	251,077
* #	Byd Co., Ltd.	686,300	1,789,757
*	Catic Shenzhen Holdings, Ltd.	156,000	38,756
	Chaoda Modern Agriculture (Holdings), Ltd.	2,237,066	1,278,728
*	China Aerospace International Holdings, Ltd.	1,308,600	77,768

5

*	China Agri-Industries Holdings, Ltd.	1,684,000	862,507
*	China Aoyuan Property Group, Ltd.	835,000	107,734
*	China Automation Group, Ltd.	360,000	120,172
* #	China Citic Bank	2,731,000	1,240,139
#	China Construction Bank Corp.	16,423,000	9,502,276
#	China COSCO Holdings Co., Ltd.	1,053,500	853,198
* #	China Eastern Airlines Corp., Ltd.	978,000	162,966
#	China Everbright International, Ltd.	1,490,000	340,716
#	China Everbright, Ltd.	837,400	1,620,502
#	China Foods, Ltd.	1,056,000	507,851
#	China Gas Holdings, Ltd.	1,770,000	325,550
*	China Grand Forestry Green Resources Group, Ltd.	3,194,000	124,532
	China Green (Holdings), Ltd.	543,000	435,811
*	China Haidian Holdings, Ltd.	770,000	54,327
*	China High Speed Transmission Equipment Group Co., Ltd.	252,000	450,221
	China Insurance International Holdings Co., Ltd.	464,000	773,318
#	China Life Insurance Co., Ltd. ADR	159,456	8,443,195
	China Mengniu Dairy Co., Ltd.	587,000	1,048,575
#	China Merchants Bank Co., Ltd.	509,500	911,636
	China Merchants Holdings (International) Co., Ltd.	807,183	1,890,489
*	China Mining Resources Group, Ltd.	4,880,000	148,835
	China Mobile, Ltd. Sponsored ADR	318,041	13,726,650
#	China Molybdenum Co., Ltd.	765,000	383,455
	China National Building Material Co., Ltd.	268,000	561,543
	China Nickel Resources Holding Co., Ltd.	478,000	61,179
	China Oilfield Services, Ltd.	718,000	585,038
#	China Overseas Land & Investment, Ltd.	1,144,000	1,983,783
	China Petroleum and Chemical Corp. (Sinopec)	48,000	37,308
	China Petroleum and Chemical Corp. (Sinopec) ADR	88,100	6,836,560
	China Pharmaceutical Group, Ltd.	1,110,000	553,977
* #	China Power New Energy Development Co., Ltd.	1,440,000	53,398
*	China Properties Group, Ltd.	376,000	63,705
* #	China Railway Group, Ltd.	1,049,000	715,753
	China Rare Earth Holdings, Ltd.	1,636,000	211,967
	China Resources Enterprise, Ltd.	1,222,000	2,152,073
	China Resources Land, Ltd.	524,000	937,156
	China Resources Power Holdings Co., Ltd.	1,068,000	2,393,243
*	China Shenhua Energy Co., Ltd.	786,000	2,188,134
	China Shineway Pharmaceutical Group, Ltd.	133,000	80,985
#	China Shipping Container Lines Co., Ltd.	4,050,300	974,382
	China Shipping Development Co., Ltd.	648,000	738,026
* #	China Southern Airlines Co., Ltd. ADR	33,900	395,952
	China State Construction International Holdings, Ltd.	1,308,000	317,247
#	China Telecom Corp., Ltd. ADR	128,021	6,320,397
	China Travel International Investment Hong Kong, Ltd.	568,000	99,142
	China Unicom Hong Kong, Ltd.	42,000	49,057
#	China Unicom Hong Kong, Ltd. ADR	497,782	5,759,338
*	China Wireless Technologies, Ltd.	800,000	43,989
#	China Yurun Food Group, Ltd.	559,000	662,057
	Chongqing Iron and Steel Co., Ltd.	308,000	90,700
*	CITIC 21CN Co., Ltd.	1,604,000	31,616
*	CITIC Resources Holdings, Ltd.	1,308,000	181,585

6

	CNOOC, Ltd.	233,000	259,803
#	CNOOC, Ltd. ADR	116,476	12,969,603
	CNPC Hong Kong, Ltd.	3,260,000	1,609,164
	Comba Telecom Systems Holdings, Ltd.	616,000	263,659
	COSCO International Holdings, Ltd.	926,000	282,455
#	COSCO Pacific, Ltd.	1,276,000	1,204,401
*	Country Garden Holdings Co.	6,000	1,957
	Dalian Port (PDA) Co., Ltd.	532,000	185,025
#	Datang International Power Generation Co., Ltd.	2,240,000	1,074,850
	Denway Motors, Ltd.	6,004,000	2,495,241
	Digital China Holdings, Ltd.	110,000	60,041
*	Dongfang Electric Co., Ltd.	89,000	232,154
	Dongfeng Motor Corp.	3,186,000	2,374,907
#	Dynasty Fine Wines Group, Ltd.	548,000	94,974
*	Enerchina Holdings, Ltd.	237,900	3,396
*	Enric Energy Equipment Holdings, Ltd.	66,000	33,547
	First Tractor Co., Ltd.	170,000	45,115
* #	Fosun International	1,233,500	433,309
#	FU JI Food & Catering Services	195,000	103,010
*	Fushan International Energy Group, Ltd.	1,104,000	306,682
#	Geely Automobile Holdings, Ltd.	3,805,000	510,442
	Global Bio-Chem Technology Group Co., Ltd.	1,204,000	160,367
#	Golden Eagle Retail Group, Ltd.	569,000	459,305
	Goldlion Holdings, Ltd.	250,000	50,097
	GOME Electrical Appliances Holdings, Ltd.	4,587,000	662,891
*	Great Wall Motor Co., Ltd.	481,000	254,775
*	Great Wall Technology Co., Ltd.	296,000	56,145
*	Greentown China Holdings, Ltd.	136,500	75,156
	Guangdong Investment, Ltd.	2,498,000	1,025,811
	Guangshen Railway Co., Ltd. Sponsored ADR	30,927	691,218
#	Guangzhou Investment Co., Ltd.	4,510,000	731,836
*	Guangzhou Pharmaceutical Co., Ltd.	310,000	122,483
#	Guangzhou R&F Properties Co., Ltd.	950,000	1,525,147
#	Guangzhou Shipyard International Co., Ltd.	168,000	214,232
	GZI Transport, Ltd.	610,000	199,134
*	Haier Electronics Group Co., Ltd.	1,054,000	113,553
	Hainan Meilan International Airport Co., Ltd.	90,000	49,654
*	Haitian International Holdings, Ltd.	240,000	50,974
	Harbin Power Equipment Co., Ltd.	2,000	1,514
#	Hengan International Group Co., Ltd.	298,000	1,242,784
*	Hidili Industry International Development, Ltd.	594,000	237,343
	HKC (Holdings), Ltd.	1,851,000	134,669
#	Huadian Power International Corp.	1,290,000	311,150
* #	Huaneng Power International, Inc. ADR	118,754	3,233,671
	Hunan Non-Ferrous Metal Corp., Ltd.	778,000	130,864
#	Industrial & Commercial Bank of China, Ltd.	21,941,000	12,537,815
	Inspur International, Ltd.	935,000	162,088
* #	Intime Department Store Group Co., Ltd.	686,000	245,330
#	Jiangsu Express Co., Ltd.	1,096,000	772,541
#	Jiangxi Copper Co., Ltd.	936,000	1,092,018
*	Ju Teng International Holdings, Ltd.	440,000	191,713
	Kingdee International Software Group Co., Ltd.	984,000	167,080

7

*	Kingsoft Corp., Ltd.	299,000	135,607
* #	Kingway Brewery Holdings, Ltd.	594,000	64,812
*	KWG Property Holding, Ltd.	915,000	350,077
#	Lenovo Group, Ltd.	3,544,000	932,866
#	Li Ning Co., Ltd.	111,000	227,157
	Lianhua Supermarket Holdings Co., Ltd.	178,000	210,985
#	Lingbao Gold Co., Ltd.	282,000	99,321
#	Lonking Holdings, Ltd.	570,000	429,458
#	Maanshan Iron and Steel Co., Ltd.	1,970,000	794,064
#	Mingyuan Medicare Development Co., Ltd.	1,150,000	83,814
	Minmetals Resources, Ltd.	1,328,000	224,618
*	Nan Hai Corp., Ltd.	11,550,000	99,242
#	Neo-China Land Group (Holdings), Ltd.	461,000	302,771
	New World Department Store China, Ltd.	321,000	179,983
#	Parkson Retail Group, Ltd.	388,000	487,275
#	PetroChina Co., Ltd. ADR	144,173	12,530,075
* #	PICC Property and Casualty Co., Ltd.	2,446,000	1,380,650
#	Ping An Insurance (Group) Co. of China, Ltd.	735,000	4,531,100
	Poly Hong Kong Investment, Ltd.	22,000	7,085
	Qingling Motors Co., Ltd.	874,000	129,897
	Qunxing Paper Holdings Co., Ltd.	289,000	100,175
* #	Semiconductor Manufacturing International Corp.	14,584,000	551,967
*	Shandong Molong Petroleum Machinery Co., Ltd.	496,000	48,877
	Shanghai Electric Group Co., Ltd.	3,428,000	1,217,771
*	Shanghai Forte Land Co., Ltd.	742,000	141,890
	Shanghai Industrial Holdings, Ltd.	612,000	2,073,469
#	Shanghai Prime Machinery Co., Ltd.	892,000	149,446
	Shenji Kunming Machine Tool Co., Ltd.	26,000	13,129
	Shenzhen Expressway Co., Ltd.	132,000	49,757
	Shenzhen International Holdings, Ltd.	5,135,000	256,213
	Shenzhen Investment, Ltd.	740,000	216,207
	Shenzhou International Group	267,000	88,513
#	Shimao Property Holdings, Ltd.	1,774,000	1,972,424
	Shougang Concord International Enterprises Co., Ltd.	3,654,000	405,195
*	Sichuan Expressway Co., Ltd.	382,000	95,961
*	Sichuan Xinhua Winshare Chainstore Co., Ltd.	443,000	147,550
	Sino Biopharmaceutical, Ltd.	148,000	26,972
* #	Sino Union Petroleum & Chemical International, Ltd.	1,210,000	111,345
	SinoCom Software Group, Ltd.	482,000	50,177
#	Sinofert Holdings, Ltd.	1,584,000	730,550
#	Sinolink Worldwide Holdings, Ltd.	2,172,000	180,417
*	Sino-Ocean Land Holdings, Ltd.	1,330,500	982,816
	Sinopec Kantons Holdings, Ltd.	592,000	98,819
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	26,688	907,125
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	2,070,000	362,272
	Sinotrans, Ltd.	952,000	175,244
	Skyworth Digital Holdings, Ltd.	1,250,000	126,615
	SRE Group, Ltd.	2,288,000	190,195
*	Stone Group Holdings, Ltd.	1,004,000	37,363
* #	TCL Communication Technology Holdings, Ltd.	191,400	13,045
* #	TCL Multimedia Technology Holdings, Ltd.	323,200	61,652
*	Tencent Holdings, Ltd.	175,600	1,568,931

8

#	Tian An China Investments Co., Ltd.	380,000	126,502
#	Tianjin Capital Environmental Protection Group Co., Ltd.	772,000	148,048
	Tianjin Development Holdings, Ltd.	544,000	224,636
*	Tianjin Port Development Holdings, Ltd.	476,000	119,286
	Tingyi (Cayman Islands) Holding Corp.	356,000	432,243
* #	Towngas China Co., Ltd.	847,000	210,012
	TPV Technology, Ltd.	1,196,000	395,062
#	Tsingtao Brewery Co., Ltd.	192,000	491,923
*	Vinda International Holdings, Ltd.	173,000	88,707
*	Wasion Group Holdings, Ltd.	272,000	137,762
	Weichai Power Co., Ltd.	195,200	553,630
	Weiqiao Textile Co., Ltd.	573,000	228,167
	Xiamen International Port Co., Ltd.	1,136,000	175,513
	Xinao Gas Holdings, Ltd.	618,000	844,777
* #	Xingda International Holdings, Ltd.	810,000	142,836
*	Xinjiang Xinxin Mining Industry Co., Ltd.	400,000	150,466
#	Xinyu Hengdeli Holdings, Ltd.	728,000	186,410
	Xiwang Sugar Holdings Co., Ltd.	488,000	74,983
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	165,500	1,583,835
	Zhejiang Expressway Co., Ltd.	2,008,000	1,710,068
*	Zhejiang Glass Co., Ltd.	192,000	41,742
	Zijin Mining Group Co., Ltd.	1,352,000	1,033,781
#	ZTE Corp.	209,300	702,958
TOTAL COMMON STOCKS			201,058,330

RIGHTS/WARRANTS — (0.0%)
*	HKC (Holdings), Ltd. Warrants 11/26/11	185,100	4,060
*	Hong Kong Energy Holdings, Ltd. Warrants 11/26/11	12,853	216
TOTAL RIGHTS/WARRANTS			4,276

TOTAL — CHINA			201,062,606

CZECH REPUBLIC — (0.7%)
COMMON STOCKS — (0.7%)
	CEZ A.S.	119,417	4,906,507
	Komercni Banka A.S.	24,492	3,279,056
*	Phillip Morris CR A.S.	1,139	306,483
	Telefonica 02 Czech Republic A.S.	192,938	4,107,015
	Unipetrol A.S.	161,779	941,569

TOTAL — CZECH REPUBLIC			13,540,630

HUNGARY — (0.8%)
COMMON STOCKS — (0.8%)
* #	Danubius Hotel & Spa NYRT	6,194	102,994
*	Egis Gyogyszergyar NYRT	9,429	521,291
* #	EMASZ RT	1,045	102,435
* #	FHB Mortgage Bank P.L.C.	8,308	22,559
* #	Fotex Holding SE Co., Ltd.	71,030	93,250
	Magyar Telekom Telecommunications P.L.C.	351,016	816,665
#	Magyar Telekom Telecommunications P.L.C. Sponsored ADR	39,279	454,851
	MOL Hungarian Oil & Gas NYRT	85,822	4,088,939

9

* #	OTP Bank NYRT	497,996	6,414,064
* #	Pannonplast NYRT	42,550	178,246
* #	RABA Automotive Holding NYRT	15,268	44,218
	Richter Gedeon NYRT	21,799	2,846,184
*	Synergon Information Systems	14,016	32,869
	Zwack Unicum NYRT	611	34,400

TOTAL — HUNGARY			15,752,965

INDIA — (9.3%)
COMMON STOCKS — (9.3%)
*	3M India, Ltd.	2,635	54,794
	Aban Offshore, Ltd.	14,304	117,629
*	Abhishek Industries, Ltd.	93,420	17,150
	ACC, Ltd.	87,539	1,147,092
	Adani Enterprises, Ltd.	86,478	734,676
	Aditya Birla Nuvo, Ltd.	67,681	721,565
	Adlabs Films, Ltd.	23,621	104,765
	Ador Welding, Ltd.	8,446	18,756
	Aftek, Ltd.	59,619	11,105
*	Agro Tech Foods, Ltd.	8,888	18,713
	Ajmera Realty & Infra India, Ltd.	31,482	23,072
	Alembic, Ltd.	89,566	68,157
*	Allahabad Bank, Ltd.	243,520	258,004
	Alok Industries, Ltd.	278,401	75,436
	Alstom Projects India, Ltd.	36,976	243,303
	Ambuja Cements, Ltd.	1,014,625	1,652,825
	Amtek Auto, Ltd.	218,223	414,175
*	Andhra Bank	245,445	275,046
	Ansal Properties & Infrastructure, Ltd.	64,986	40,461
	Apollo Hospitals Enterprise, Ltd.	88,872	687,690
	Apollo Tyres, Ltd.	253,901	110,036
*	Aptech, Ltd.	48,077	89,516
*	Arvind Mills, Ltd.	202,209	76,128
*	Asahi India Glass, Ltd.	65,517	54,252
	Asea Brown Boveri India, Ltd.	54,769	537,872
	Ashapura Minechem, Ltd.	37,068	20,261
	Ashok Leyland, Ltd.	1,260,038	543,263
	Asian Hotels, Ltd.	10,213	48,533
	Asian Paints, Ltd.	32,555	581,916
	Aurobindo Pharma, Ltd.	76,912	343,141
	Automotive Axles, Ltd.	5,791	11,538
	Avaya GlobalConnect, Ltd.	6,138	9,897
	Aventis Pharma, Ltd.	10,597	200,214
	Axis Bank, Ltd.	252,752	2,824,395
	Bajaj Auto Finance, Ltd.	18,427	33,237
	Bajaj Auto, Ltd.	19,633	249,693
	Bajaj Finserv, Ltd.	19,633	86,569
	Bajaj Hindusthan, Ltd.	145,932	220,704
	Bajaj Holdings and Investment, Ltd.	71,114	489,746
	Balaji Telefilms, Ltd.	32,965	29,523
	Ballarpur Industries, Ltd.	635,218	203,254

10

	Balmer Lawrie & Co., Ltd.	8,790	48,217
	Balrampur Chini Mills, Ltd.	405,795	571,885
	Bank of Maharashtra, Ltd.	245,477	115,666
	Bank of Rajasthan, Ltd.	93,423	80,396
	Bannari Amman Sugars, Ltd.	3,050	46,525
	Bata India, Ltd.	37,095	92,337
	BEML, Ltd.	27,238	284,857
*	Bengal and Assam Co., Ltd. - Private C	1,023	855
	Berger Paints India, Ltd.	159,190	117,223
	Bharat Electronics, Ltd.	22,034	422,426
	Bharat Forge, Ltd.	181,388	457,459
	Bharat Heavy Electricals, Ltd.	80,174	2,664,134
	Bharati Shipyard, Ltd.	14,379	23,394
*	Bharti Airtel, Ltd.	299,065	4,509,036
	Bhushan Steel & Strips, Ltd.	32,812	273,169
	Biocon, Ltd.	109,996	313,551
	Birla Corp., Ltd.	47,059	189,555
	Blue Dart Express, Ltd.	6,396	55,966
	Blue Star, Ltd.	30,792	104,929
	Bombay Dyeing & Manufacturing Co., Ltd.	16,656	58,297
*	Bombay Rayon Fashions, Ltd.	63,249	218,398
	Britannia Industries, Ltd.	10,778	346,370
	Cadila Healthcare, Ltd.	64,749	397,974
*	Cairn India, Ltd.	278,227	1,041,744
	Carborundum Universal, Ltd.	53,283	109,856
	CCL Products (India), Ltd.	4,124	6,633
	Century Enka, Ltd.	7,789	11,320
	Century Textiles & Industries, Ltd.	60,065	277,904
	CESC, Ltd.	101,207	474,639
	Chambal Fertilizers & Chemicals, Ltd.	300,485	266,681
*	Chemplast Sanmar, Ltd.	224,492	21,202
	Chennai Petroleum Corp., Ltd.	63,829	147,256
*	Chi Investments, Ltd.	7,323	3,157
	Cipla, Ltd.	304,054	1,473,757
	City Union Bank, Ltd.	224,740	75,072
	Clariant Chemicals (India), Ltd.	4,264	14,879
	CMC, Ltd.	6,389	58,417
	Colgate-Palmolive (India), Ltd.	38,162	365,754
	Coromandel Fertilisers, Ltd.	94,897	233,875
	Corporation Bank	53,217	231,593
	Cranes Software International, Ltd.	64,637	58,537
	Crisil, Ltd.	2,715	163,960
	Crompton Greaves, Ltd.	111,995	363,419
	Cummins India, Ltd.	61,033	249,761
	Dabur India, Ltd.	128,674	267,721
	Dalmia Cement (Bharat), Ltd.	22,766	40,583
	DCM Shriram Consolidated, Ltd.	101,063	60,732
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	56,126	77,294
*	Dish TV (India), Ltd.	104,302	68,162
	Dishman Pharmaceuticals & Chemicals, Ltd.	44,049	91,247
	Divi’s Laboratories, Ltd.	27,075	465,992
	DLF, Ltd.	146,069	679,117

11

	Dr. Reddy’s Laboratories, Ltd.	118,007	1,296,633
	Dr. Reddy’s Laboratories, Ltd. ADR	60,800	665,760
	E.I.D. - Parry (India), Ltd.	57,072	195,180
*	Edelweiss Capital, Ltd.	13,490	74,987
	Eicher Motors, Ltd.	15,615	64,925
	EIH, Ltd.	221,463	501,690
	Elder Pharmaceuticals, Ltd.	8,586	35,338
	Electrosteel Casings, Ltd.	124,739	51,698
	Elgi Equipments, Ltd.	23,578	16,798
	Esab India, Ltd.	9,613	60,925
*	Escorts, Ltd.	48,967	40,167
*	Essar Oil, Ltd.	455,546	1,326,247
	Essel Propack, Ltd.	64,950	20,806
*	Eveready Industries (India), Ltd.	30,440	14,168
*	Everest Kanto Cylinder, Ltd.	54,560	166,559
	Exide Industries, Ltd.	338,304	355,038
	FAG Bearings (India), Ltd.	11,829	71,171
	FDC, Ltd.	127,472	85,485
	Federal Bank, Ltd.	280,724	1,058,792
	Financial Technologies (India), Ltd.	44,211	631,583
	Finolex Cables, Ltd.	94,015	44,933
	Finolex Industries, Ltd.	71,512	45,024
*	Fortis Healthcare, Ltd.	133,669	181,894
	GAIL India, Ltd.	244,078	1,259,405
	Gammon India, Ltd.	113,601	171,819
	Geodesic, Ltd.	101,821	148,150
	Geometric, Ltd.	29,740	11,721
	GHCL, Ltd.	44,954	26,717
	Gillette India, Ltd.	8,542	123,746
	Gitanjali Gems, Ltd.	87,137	116,954
	GlaxoSmithKline Consumer Healthcare, Ltd.	20,848	346,068
	GlaxoSmithKline Pharmaceuticals, Ltd.	18,776	441,512
*	Glenmark Pharmaceuticals, Ltd.	53,290	194,205
*	GMR Infrastructure, Ltd.	555,966	1,265,683
	Godfrey Phillips India, Ltd.	3,952	74,447
	Godrej Consumer Products, Ltd.	96,756	265,029
	Godrej Industries, Ltd.	140,907	208,419
*	Goetze (India), Ltd.	8,529	6,538
	Graphite India, Ltd.	68,222	43,180
*	Grasim Industries, Ltd.	18,334	652,745
	Great Eastern Shipping Co., Ltd.	139,363	577,651
	Great Offshore, Ltd.	45,545	252,542
	Greaves Cotton, Ltd.	18,476	33,785
*	GTL Infrastructure, Ltd.	351,403	210,072
	GTL, Ltd.	91,093	463,426
	Gujarat Alkalies & Chemicals, Ltd.	38,986	58,535
	Gujarat Ambuja Exports, Ltd.	106,310	38,094
	Gujarat Fluorochemicals, Ltd.	52,434	81,673
	Gujarat Gas Co., Ltd.	28,690	146,812
	Gujarat Industries Power Co., Ltd.	43,436	52,428
	Gujarat Narmada Valley Fertilizers Co., Ltd.	86,692	117,862
	Gujarat State Fertilizers & Chemicals, Ltd.	44,440	101,249

12

	H.E.G., Ltd.	23,274	56,324
	HCL Infosystems, Ltd.	185,224	348,123
	HCL Technologies, Ltd.	339,023	890,117
*	HDFC Bank, Ltd.	157,927	3,502,422
*	HDFC Bank, Ltd. ADR	5,300	392,306
*	HeidelbergCement India, Ltd.	87,234	43,955
	Hero Honda Motors, Ltd. Series B	96,363	2,295,157
	Hexaware Technologies, Ltd.	73,660	45,514
	Hikal, Ltd.	4,307	15,386
*	Himachal Futuristic Communications, Ltd.	689,021	123,106
*	Himatsingka Seide, Ltd.	41,049	21,429
	Hinduja Global Solutions, Ltd.	10,967	27,654
	Hinduja Ventures, Ltd.	10,967	29,037
	Hindustan Construction Co., Ltd.	226,522	255,607
*	Hindustan Motors, Ltd.	84,867	27,750
	Hindustan Oil Exploration Co., Ltd.	36,601	58,492
	Hindustan Unilever, Ltd.	297,109	1,397,809
*	Honeywell Automation India, Ltd.	3,195	63,539
	Hotel Leelaventure, Ltd.	217,449	95,666
	HSIL, Ltd.	12,171	6,888
	ICI India, Ltd.	22,181	197,454
	ICICI Bank, Ltd. Sponsored ADR	396,338	8,176,453
*	ICSA (India), Ltd.	43,239	99,854
	IDBI Bank, Ltd.	434,897	556,595
*	Idea Cellular, Ltd.	580,099	679,955
	India Cements, Ltd.	392,914	911,746
	India Glycols, Ltd.	13,721	15,769
*	India Infoline, Ltd.	252,031	389,467
	Indiabulls Financial Services, Ltd.	318,991	725,455
	Indiabulls Real Estate, Ltd.	87,037	226,794
	Indiabulls Securities, Ltd.	105,042	60,958
*	Indian Bank	165,968	338,004
*	Indian Hotels Co., Ltd.	718,238	715,591
	Indian Oil Corp., Ltd.	15,658	139,016
*	Indian Overseas Bank	90,288	117,224
	Indo Rama Synthetics (India), Ltd.	52,177	29,028
	Indoco Remedies, Ltd.	5,448	15,555
	IndusInd Bank, Ltd.	300,114	246,041
	INEIS ABS India, Ltd.	17,327	33,337
	Infomedia 18, Ltd.	10,900	15,208
	Infosys Technologies, Ltd.	225,217	6,839,470
	Infotech Enterprises, Ltd.	17,652	51,116
	Infrastructure Development Finance Co., Ltd.	1,312,085	2,027,921
	Ingersoll-Rand India, Ltd.	4,300	23,298
	Ipca Laboratories, Ltd.	15,138	121,622
*	Ispat Industries, Ltd.	145,697	38,982
	ITC, Ltd.	793,630	3,013,016
	IVRCL Infrastructures & Projects, Ltd.	257,162	824,096
	J.B. Chemicals & Pharmaceuticals, Ltd.	49,343	37,725
	Jain Irrigation Systems, Ltd.	74,137	744,149
	Jaiprakash Associates, Ltd.	1,033,847	2,894,431
*	Jaiprakash Hydro Power, Ltd.	318,329	244,908

13

	Jammu & Kashmir Bank, Ltd.	28,063	178,544
	JBF Industries, Ltd.	35,709	31,031
*	Jet Airways (India), Ltd.	38,723	151,400
	Jindal Poly Films, Ltd.	15,442	83,221
*	Jindal Saw, Ltd.	46,470	197,506
	Jindal Steel & Power, Ltd.	70,610	2,318,387
*	JK Tyre and Industries, Ltd.	17,588	18,386
	JSL, Ltd.	85,928	102,029
	JSW Steel, Ltd.	163,358	1,110,933
	Jubilant Organosys, Ltd.	84,709	199,723
	Jyoti Structures, Ltd.	54,390	85,444
	K.S.B. Pumps, Ltd.	6,634	31,195
	Kajaria Ceram	53,853	29,216
*	Kalpataru Power Transmission, Ltd.	14,879	116,861
	Karnataka Bank, Ltd.	166,671	274,893
	Karur Vysya Bank, Ltd.	30,439	145,264
	KEC International, Ltd.	12,355	51,232
	Kesoram Industries, Ltd.	41,828	129,886
	Kirloskar Oil Engines, Ltd.	111,764	117,854
*	Kotak Mahindra Bank, Ltd.	193,639	1,506,808
*	Koutons Retail India, Ltd.	12,449	112,193
	KPIT Cummins Infosystems, Ltd.	39,860	36,048
*	KS Oils, Ltd.	397,063	367,480
	Lakshmi Machine Works, Ltd.	4,604	54,810
*	Lanco Infratech, Ltd.	98,578	442,703
*	Landmark Property Development Co., Ltd.	70,554	7,455
	Larsen & Toubro, Ltd.	125,806	2,232,305
	LIC Housing Finance, Ltd.	106,329	782,198
	Lupin, Ltd.	32,010	461,453
	Madras Cements, Ltd.	151,890	245,338
	Mahanagar Telephone Nigam, Ltd.	169,312	246,270
	Mahanagar Telephone Nigam, Ltd. ADR	28,700	84,665
	Maharashtra Scooters, Ltd.	2,000	3,313
	Maharashtra Seamless, Ltd.	60,538	195,414
*	Mahindra & Mahindra Financial Services, Ltd.	21,000	87,185
	Mahindra & Mahindra, Ltd.	292,151	2,857,751
	Mahindra Lifespace Developers, Ltd.	19,591	66,853
	Mahindra Ugine Steel Co., Ltd.	12,400	6,460
	Mangalam Cement, Ltd.	13,880	22,225
	Mangalore Refinery & Petrochemicals, Ltd.	811,929	803,294
	Marico, Ltd.	189,680	262,268
	Maruti Suzuki India, Ltd.	93,884	1,544,668
	Mastek, Ltd.	25,667	72,338
*	Matrix Laboratories, Ltd.	84,937	256,632
*	MAX India, Ltd.	218,858	624,668
*	McDowell Holdings, Ltd.	2,935	2,648
	Megasoft, Ltd.	4,829	1,907
	Mercator Lines, Ltd.	237,729	164,699
	Merck, Ltd.	6,714	45,389
	Micro Inks, Ltd.	1,512	4,790
	MIRC Electronics, Ltd.	60,413	16,927
	Mirza International, Ltd.	39,745	7,999

14

	Monnet Ispat, Ltd.	32,813	119,098
	Monsanto India, Ltd.	4,435	123,750
	Moser Baer (India), Ltd.	178,934	238,252
	Motherson Sumi Systems, Ltd.	99,562	150,325
	Motor Industries Co., Ltd.	8,653	522,917
	Mphasis, Ltd.	88,985	401,626
	MRF, Ltd.	2,157	97,175
	Mukand, Ltd.	49,759	28,006
	Mukta Arts, Ltd.	2,950	2,298
	Mundra Port and Special Economic Zone, Ltd.	87,302	678,042
	Nagarjuna Construction Co., Ltd.	363,577	507,733
*	Nagarjuna Fertilizers & Chemicals, Ltd.	223,343	100,537
	Nahar Capital & Financial Services, Ltd.	9,759	4,663
	Nahar Poly Films, Ltd.	15,371	3,398
	Nahar Spinning Mills, Ltd.	21,836	10,843
*	Navneet Publications (India), Ltd.	50,750	52,872
*	NELCO, Ltd.	8,380	5,766
	NIIT Technologies, Ltd.	35,350	49,562
	NIIT, Ltd.	131,535	69,879
	Nirma, Ltd.	70,348	168,267
	NOCIL, Ltd.	79,587	25,542
	Nucleus Software Exports, Ltd.	12,516	15,321
	OCL India, Ltd.	23,518	33,130
*	OCL Iron & Steel, Ltd.	70,554	19,203
*	Octav Investments, Ltd.	988	260
	Omax Autos, Ltd.	24,208	10,594
	Opto Circuits India, Ltd.	128,992	287,230
*	Oracle Financial Services Software, Ltd.	53,566	953,551
	Orchid Chemicals & Pharmaceuticals, Ltd.	53,200	102,755
	Orient Paper and Industries, Ltd.	70,870	44,983
*	Oriental Bank of Commerce	12,000	31,770
	Panacea Biotec, Ltd.	39,979	59,358
	Pantaloon Retail India, Ltd.	8,100	30,827
*	Pantaloon Retail India, Ltd.- Class B	810	2,085
	Patel Engineering, Ltd.	27,146	93,502
	Patni Computer Systems, Ltd.	122,244	397,175
*	Patni Computer Systems, Ltd. ADR	16,659	129,940
	Petronet LNG, Ltd.	682,746	709,085
	Pfizer, Ltd.	15,293	221,943
	Pidilite Industries, Ltd.	95,780	173,471
	Piramal Healthcare, Ltd.	86,314	401,373
*	Piramal Life Sciences, Ltd.	8,631	7,854
	Polaris Software Lab, Ltd.	59,814	79,260
	Praj Industries, Ltd.	86,072	112,409
	Pricol, Ltd.	37,006	6,055
	Prism Cements, Ltd.	160,404	87,600
	Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	58,146
	PSL, Ltd.	23,485	43,254
	PTC India, Ltd.	311,479	444,364
*	Punj Lloyd, Ltd.	276,813	646,217
*	PVP Ventures, Ltd.	8,856	2,337
	Radico Khaitan, Ltd.	41,971	53,929

15

	Rain Commodities, Ltd.	25,235	46,310
	Rallis India, Ltd.	8,513	89,739
*	Rama Newsprint & Papers, Ltd.	31,486	10,598
	Ranbaxy Laboratories, Ltd.	153,955	515,978
	Raymond, Ltd.	60,130	104,628
	REI Agro, Ltd.	146,770	175,523
*	Rei Six Ten Retail, Ltd.	11,007	248,804
	Reliance Capital, Ltd.	170,632	1,806,205
	Reliance Communications, Ltd.	858,243	3,729,101
	Reliance Energy, Ltd.	132,250	1,857,390
	Reliance Industrial Infrastructure, Ltd.	5,844	85,452
	Reliance Industries, Ltd.	665,942	24,209,063
*	Reliance Natural Resources, Ltd.	539,462	614,682
*	Reliance Petroleum, Ltd.	393,672	884,947
	Rico Auto Industries, Ltd.	48,462	13,096
	Rolta India, Ltd.	183,426	294,524
	Ruchi Soya Industries, Ltd.	178,388	100,611
*	S.Kumars Nationwide, Ltd.	192,600	97,735
*	Sakthi Sugars, Ltd.	22,108	14,783
	Satyam Computer Services, Ltd.	538,448	504,727
	Satyam Computer Services, Ltd. ADR	79,600	143,280
*	SEAMEC, Ltd.	15,622	29,316
	Sesa Goa, Ltd.	590,180	1,329,103
	Shanthi Gears, Ltd.	58,867	41,611
	Shree Cement, Ltd.	12,847	201,008
	Shriram Transport Finance Co., Ltd.	110,106	491,736
*	Sicagen India, Ltd.	24,134	2,432
*	Sical Logistics, Ltd.	24,134	11,767
	Siemens India, Ltd.	66,885	416,177
	SKF India, Ltd.	26,925	97,180
	Solectron Centum Electronics, Ltd.	2,779	1,501
	Solectron EMS India, Ltd.	2,779	1,334
	Sona Koyo Steering Systems, Ltd.	71,516	13,396
	Sonata Software, Ltd.	72,784	28,575
	South India Bank, Ltd.	153,751	195,786
*	Spice Communications, Ltd.	5,567	6,344
	SREI Infrastructure Finance, Ltd.	142,460	112,502
	SRF, Ltd.	33,988	58,422
*	State Bank of India, Ltd.	33,161	855,230
	Sterling Biotech, Ltd.	166,520	449,420
	Sterlite Industries (India), Ltd. ADR	110,900	941,541
	Sterlite Industries (India), Ltd. Series A	133,272	1,109,956
	Sterlite Technologies, Ltd.	30,427	54,197
*	Strides Arcolab, Ltd.	16,893	32,670
	Subros, Ltd.	30,695	12,234
*	Sun Pharma Advanced Research Co., Ltd.	123,600	144,788
	Sun Pharmaceuticals Industries, Ltd.	29,350	754,795
	Sun TV Network, Ltd.	75,061	281,115
	Sundaram-Clayton, Ltd.	6,924	11,244
	Sundram Fastners, Ltd.	105,224	42,594
	Supreme Industries, Ltd.	6,900	22,093
	Supreme Petrochem, Ltd.	73,968	24,167

16

	Suzlon Energy, Ltd.	697,879	895,963
	Swaraj Engines, Ltd.	10,500	23,638
	Syndicate Bank	274,612	317,979
	Taj GVK Hotels and Resorts, Ltd.	27,604	31,270
*	Tanla Solutions, Ltd.	100,638	94,878
	Tata Chemicals, Ltd.	141,685	488,419
#	Tata Communications, Ltd. ADR	10,400	239,824
	Tata Consultancy Services, Ltd.	130,685	1,634,566
	Tata Elxsi, Ltd.	12,000	26,280
	Tata Investment Corp., Ltd.	12,815	68,038
	Tata Metaliks, Ltd.	23,524	30,585
	Tata Motors, Ltd.	403,393	1,986,761
#	Tata Motors, Ltd. Sponsored ADR	33,100	255,201
	Tata Power Co., Ltd.	59,705	1,074,033
	Tata Steel, Ltd.	141,667	681,506
	Tata Tea, Ltd.	69,735	949,316
	Tech Mahindra, Ltd.	72,118	477,599
*	Teledata Marine Solutions, Ltd.	39,608	27,113
*	Teledata Technology Solution	39,608	27,113
	Texmaco, Ltd.	79,270	92,304
	The Zandu Pharmaceutical Works, Ltd.	325	32,794
	Thermax, Ltd.	48,870	220,063
	Thomas Cook (India), Ltd.	102,590	84,089
*	Tinplate Company of India, Ltd.	35,844	18,013
	Titan Industries, Ltd.	16,825	253,568
	Torrent Pharmaceuticals, Ltd.	44,919	131,488
	Torrent Power, Ltd.	137,166	274,732
	Trent, Ltd.	9,713	62,372
	Triveni Engineering & Industries, Ltd.	168,022	176,359
	Tube Investments of India, Ltd.	98,973	61,766
*	Tulip Telecom, Ltd.	5,400	49,593
	TVS Motor Co., Ltd.	101,084	67,610
*	UCO Bank	299,000	172,627
	Unichem Laboratories, Ltd.	18,017	58,849
*	Union Bank of India, Ltd.	143,833	476,531
	Unitech, Ltd.	299,571	268,143
	United Phosphorus, Ltd.	365,123	839,954
	United Spirits, Ltd.	59,944	857,867
	Usha Martin, Ltd.	143,845	101,172
*	Uttam Galva Steels, Ltd.	53,907	32,076
	Vardhman Textiles, Ltd.	26,377	34,397
	Varun Shipping Co., Ltd.	91,874	85,026
	Vesuvius India, Ltd.	5,903	11,503
	Videocon Industries, Ltd.	142,310	313,804
	Videsh Sanchar Nigam, Ltd.	46,062	511,944
*	Vijaya Bank, Ltd.	154,061	81,387
	Voltas, Ltd.	157,257	187,797
	WABCO-TVS (India), Ltd.	6,924	20,373
*	Welspun India, Ltd.	36,850	20,121
	Welspun-Gujarat Stahl Rohren, Ltd.	178,079	362,337
	Wipro, Ltd.	137,646	911,521
#	Wipro, Ltd. ADR	46,940	440,297

17

*	Wire & Wireless India, Ltd.	90,698	24,657
*	Wockhardt, Ltd.	70,880	128,239
	Wyeth, Ltd.	13,354	125,236
*	Yes Bank, Ltd.	180,501	281,862
	Zee Entertainment Enterprises, Ltd.	454,436	1,036,534
	Zee News, Ltd.	82,009	54,332
	Zensar Technologies, Ltd.	11,384	22,371
	Zuari Industries, Ltd.	19,017	66,046
*	Zydus Wellness, Ltd.	17,266	24,293
TOTAL COMMON STOCKS			176,331,002

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	97,131	5,397

TOTAL — INDIA			176,336,399

INDONESIA — (2.0%)
COMMON STOCKS — (2.0%)
*	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	325,000	149,577
	PT Aneka Tambang Tbk	6,204,500	828,845
	PT Asahimas Flat Glass Tbk	126,500	18,532
	PT Astra Agro Lestari Tbk	313,000	462,559
	PT Astra Graphia Tbk	879,000	26,246
	PT Astra International Tbk	2,195,000	3,698,398
*	PT Bakrie & Brothers Tbk	24,466,250	195,211
*	PT Bakrieland Development Tbk	40,544,500	624,590
	PT Bank Central Asia Tbk	9,057,000	2,839,208
	PT Bank Danamon Indonesia Tbk	5,973,818	1,746,086
	PT Bank Mandiri Persero Tbk	9,879,000	2,567,501
*	PT Bank Pan Indonesia Tbk	13,125,000	749,122
	PT Bank Rakyat Indonesia Tbk	4,395,000	2,384,473
	PT Berlian Laju Tanker Tbk	5,023,000	306,071
	PT Bhakti Investama Tbk	8,600,850	122,983
*	PT Bisi International Tbk	934,000	142,521
	PT Budi Acid Jaya Tbk	2,800,500	37,272
	PT Bumi Resources Tbk	11,199,500	1,540,247
*	PT Charoen Pokphand Indonesia Tbk	1,972,832	90,532
*	PT Ciputra Development Tbk	325,000	14,636
*	PT Ciputra Surya Tbk	2,291,000	87,955
	PT Citra Marga Nusaphala Persada Tbk	2,369,000	214,246
*	PT Clipan Finance Indonesia Tbk	490,000	7,101
*	PT Davomas Adabi Tbk	4,583,000	30,178
*	PT Delta Dunia Petronda Tbk	4,235,000	209,851
*	PT Energi Mega Persada Tbk	8,558,500	176,560
	PT Enseval Putera Megatrading Tbk	1,940,500	98,970
*	PT Global Mediacom Tbk	6,630,000	116,286
	PT Gudang Garam Tbk	1,029,000	720,260
*	PT Hanson International Tbk	13,121,500	61,982
*	PT Holcim Indonesia Tbk	6,524,000	427,699
*	PT Indo Tambangraya Megah Tbk	190,000	268,633
	PT Indocement Tunggal Prakarsa Tbk	1,612,500	884,003

18

	PT Indofood Sukses Makmur Tbk	10,975,500	1,315,737
	PT Indosat Tbk	188,500	98,801
	PT Indosat Tbk ADR	16,676	434,410
*	PT International Nickel Indonesia Tbk	4,261,000	1,363,992
*	PT Intiland Development Tbk	1,077,000	20,146
*	PT Jasa Marga Tbk	5,132,000	566,402
	PT Jaya Real Property Tbk	352,500	16,651
	PT Kalbe Farma Tbk	4,499,500	379,681
*	PT Kawasan Industry Jababeka Tbk	10,229,000	73,068
*	PT Lippo Karawaci Tbk	10,778,750	820,266
*	PT Matahari Putra Prima Tbk	3,583,400	196,164
	PT Mayorah Indah Tbk	680,500	81,932
*	PT Medco Energi International Tbk	3,586,500	882,289
	PT Mitra Adiperkasa Tbk	1,232,500	36,396
*	PT Panin Insurance Tbk	3,559,000	64,479
*	PT Panin Life Tbk	18,335,500	135,482
*	PT Petrosea Tbk	93,500	86,241
*	PT Polychem Indonesia Tbk	2,509,000	16,980
	PT Ramayana Lestari Sentosa Tbk	4,088,500	182,610
	PT Samudera Indonesia Tbk	117,000	40,811
	PT Semen Gresik Tbk	1,526,500	585,138
*	PT Sumalindo Lestari Jaya Tbk	857,000	33,264
	PT Summarecon Agung Tbk	4,136,532	101,102
*	PT Suryainti Permata Tbk	3,998,000	79,319
	PT Telekomunikasi Indonesia Tbk	1,289,000	936,567
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	135,996	3,908,525
	PT Timah Tbk	4,810,000	638,151
	PT Trias Sentosa Tbk	2,750,000	49,166
	PT Trimegah Sec Tbk	5,343,500	85,819
	PT Tunas Ridean Tbk	620,000	61,194
	PT Unilever Indonesia Tbk	1,041,500	759,384
	PT United Tractors Tbk	2,344,166	1,980,755

TOTAL — INDONESIA			37,879,256

ISRAEL — (4.1%)
COMMON STOCKS — (4.1%)
	Africa Israel Industries, Ltd.	4,950	175,401
*	Africa-Israel Investments, Ltd.	9,815	153,239
*	Alvarion, Ltd.	190,369	588,480
*	Alvarion, Ltd. ADR	2,700	8,451
*	Analyst IMS Investment Management Services, Ltd.	6,498	39,716
*	AudioCodes, Ltd.	94,465	138,948
*	AudioCodes, Ltd. ADR	8,275	12,247
*	Azorim Investment Development & Construction Co., Ltd.	24,339	72,518
*	Bank Hapoalim B.M.	1,845,047	4,202,428
	Bank Leumi Le-Israel B.M.	1,659,053	4,146,914
*	Baran Group, Ltd.	10,025	41,360
	Bezeq Israeli Telecommunication Corp., Ltd.	1,175,502	1,851,041
	Blue Square-Israel, Ltd.	32,009	211,708
	Cellcom Israel, Ltd.	36,216	821,237
	Clal Industries, Ltd.	163,058	464,190

19

*	Clal Insurance Enterprise Holdings, Ltd.	46,584	541,205
	Dan Vehicle & Transportation	15,780	68,744
*	Danya Cebus, Ltd.	14,928	30,622
	Delek Automotive Systems, Ltd.	50,310	398,274
*	Delta-Galil Industries, Ltd.	15,459	32,158
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	28,126	38,383
	Discount Investment Corp.	40,468	563,681
	Elbit Medical Imaging, Ltd.	8,168	146,979
	Elbit Systems, Ltd.	29,891	1,511,545
	Electra (Israel), Ltd.	2,814	232,794
*	Elron Electronic Industries, Ltd.	31,503	69,927
*	First International Bank of Israel, Ltd. (6123804)	77,104	126,352
*	First International Bank of Israel, Ltd. (6123815)	50,034	417,158
	FMS Enterprises Migun, Ltd.	5,052	122,508
	Formula Systems, Ltd.	8,685	48,319
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom Industries, Ltd.	92,126	672,360
*	Hadera Paper, Ltd.	6,439	238,442
*	Hamlet (Israel-Canada), Ltd.	11,772	41,950
*	Harel Insurance Investments & Finances, Ltd.	20,193	628,904
*	Hot Telecommunications Systems	70,274	500,376
	IBI Investment House, Ltd.	5,207	32,148
	Israel Chemicals, Ltd.	271,387	2,232,573
	Israel Discount Bank, Ltd. Series A	1,055,807	988,345
*	Israel Petrochemical Enterprises, Ltd.	11,901	19,844
	Ituran Location & Control, Ltd.	44,379	349,863
*	Jerusalem Oil Exploration, Ltd.	12,019	93,226
*	Knafaim Arkia Holdings, Ltd.	5,307	25,765
*	Koor Industries, Ltd.	17,287	379,460
*	Leader Holding & Investments, Ltd.	70,156	26,999
*	Magal Security Systems, Ltd.	9,733	41,962
*	Magic Software Enterprises, Ltd.	15,706	21,998
	Makhteshim-Agan Industries, Ltd.	715,680	3,150,614
*	Menorah Mivtachim Holdings, Ltd.	63,678	461,766
*	Metalink, Ltd.	4,078	965
*	Migdal Insurance & Financial, Ltd. Holdings	631,204	697,603
*	Mivtach Shamir Holdings, Ltd.	13,239	222,919
	Mizrahi Tefahot Bank, Ltd.	308,587	1,707,562
*	Naphtha Israel Petroleum Corp.	38,774	80,374
*	Neto M.E. Holdings, Ltd.	2,992	58,063
*	NICE Systems, Ltd.	8,520	218,808
*	NICE Systems, Ltd. Sponsored ADR	124,077	3,177,612
*	OCIF Investments and Development, Ltd.	1,386	6,060
	Oil Refineries, Ltd.	2,245,072	812,235
*	Orckit Communications, Ltd.	12,357	38,818
	Ormat Industries, Ltd.	196,067	1,481,053
	Osem Investment, Ltd.	52,286	529,359
	Partner Communications Co., Ltd.	24,379	400,739
#	Partner Communications Co., Ltd. ADR	48,967	795,714
	Paz Oil Co., Ltd.	5,611	588,084
*	RADVision, Ltd.	31,832	226,291
*	Retalix, Ltd.	55,653	468,379

20

	Scailex Corp., Ltd.	41,807	315,770
*	Shikun & Binui, Ltd.	340,303	318,532
	Strauss Group, Ltd.	53,185	495,397
	Super-Sol, Ltd. Series B	185,998	605,819
	Teva Pharmaceutical Industries, Ltd.	11,056	485,389
#	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	838,566	36,804,662
*	The Israel Land Development Co., Ltd.	13,079	34,107
*	Tower Semiconductor, Ltd.	99,533	28,376
*	Union Bank of Israel, Ltd.	62,696	134,304
*	Urdan Industries, Ltd.	105,816	38,342
*	VeriFone Holdings, Inc.	1	1

TOTAL — ISRAEL			77,954,459

MALAYSIA — (3.9%)
COMMON STOCKS — (3.9%)
	Aeon Co. Berhad	146,400	163,557
	Affin Holdings Berhad	1,220,300	583,847
*	Airasia Berhad	2,046,300	670,134
	Alliance Financial Group Berhad	1,728,300	995,743
*	AMBD Berhad	700,900	32,235
	AMMB Holdings Berhad	2,920,050	2,562,808
	Amway (Malaysia) Holdings Berhad	63,300	133,397
	Ancom Berhad	194,800	29,432
	Ann Joo Resources Berhad	364,650	156,976
	APM Automotive Holdings Berhad	79,800	39,587
*	Asas Dunia Berhad	135,000	20,478
*	Asia Pacific Land Berhad	531,500	40,928
	Asiatic Development Berhad	420,200	576,237
*	Axiata Group Berhad	3,239,325	1,995,132
	Bandar Raya Developments Berhad	1,103,100	366,786
	Batu Kawan Berhad	254,750	582,164
	Berjaya Corp. Berhad	1,997,900	469,666
	Berjaya Land Berhad	692,300	640,053
	Berjaya Sports Toto Berhad	458,000	631,784
	Bernas Padiberas Nasional Berhad	496,800	189,265
	Bimb Holdings Berhad	470,000	134,232
	Bolton Properties Berhad	252,900	44,451
	Boustead Holdings Berhad	592,800	591,118
	British American Tobacco Malaysia Berhad	61,600	769,025
	Bumiputra-Commerce Holdings Berhad	1,416,007	3,188,272
	Cahya Mata Sarawak Berhad	181,500	70,174
	Carlsberg Brewery Malaysia Berhad	165,000	166,563
	Chemical Co. of Malaysia Berhad	111,000	70,406
	Choo Bee Metal Industries Berhad	61,200	23,677
	Digi.Com Berhad	144,600	905,260
	Dijaya Corp. Berhad	54,000	13,899
	DNP Holdings Berhad	286,900	67,035
	DRB-Hicom Berhad	1,053,400	293,257
	Dreamgate Corp. Berhad	402,000	15,138
	Dutch Lady Milk Industries Berhad	24,800	66,471
*	Eastern & Oriental Berhad (6468754)	333,733	56,775

21

	Eastern & Oriental Berhad (B19ZLW1)	72,949	17,469
	Eastern Pacific Industrial Corp. Berhad	116,400	43,283
	ECM Libra Avenue Berhad	568,052	98,629
	Encorp Berhad	62,000	12,830
	EON Capital Berhad	586,700	588,038
	Esso Malaysia Berhad	152,600	96,971
	Faber Group Berhad	176,500	44,335
*	Fountain View Development Berhad	31,500	1,947
	Fraser & Neave Holdings Berhad	151,400	369,572
	Gamuda Berhad	2,358,800	1,581,695
	General Corp. Berhad	244,600	52,029
	Genting Berhad	2,144,000	2,802,267
	Globetronics Technology Berhad	155,620	29,901
	Glomac Berhad	160,000	29,990
	Gold Is Berhad	215,900	83,692
	Grand United Holdings Berhad	274,800	38,098
	Guiness Anchor Berhad	116,600	188,062
	GuocoLand (Malaysia) Berhad	486,500	116,924
	Hap Seng Consolidated Berhad	463,500	294,978
	Hock Seng Lee Berhad	240,000	44,363
	Hong Leong Bank Berhad	468,600	755,306
	Hong Leong Financial Group Berhad	428,700	601,037
	Hong Leong Industries Berhad	147,800	145,864
	Hovid Berhad	395,000	20,971
	Hume Industries (Malaysia) Berhad	99,900	81,955
	Hunza Properties Berhad	97,600	35,744
	Hwang-DBS (Malaysia) Berhad	123,200	44,542
	IGB Corp. Berhad	1,877,000	944,334
	IJM Corp. Berhad	1,624,150	2,271,696
*	IJM Land Berhad	371,300	137,515
	IJM Plantations Berhad	438,900	297,060
*	Insas Berhad	358,500	40,626
	Integrated Logistics Berhad	176,700	34,024
	IOI Corp. Berhad	1,736,510	2,081,370
*	Jaks Resources Berhad	327,000	43,263
	Jaya Tiasa Holdings Berhad	149,625	80,429
	JT International Berhad	48,000	57,112
	K & N Kenanga Holdings Berhad	343,400	60,581
*	Karambunai Corp. Berhad	2,658,900	62,994
	Keck Seng (Malaysia) Berhad	205,400	178,497
	KFC Holdings (Malaysia) Berhad	132,300	255,572
	Kian Joo Can Factory Berhad	370,080	124,400
	Kim Hin Industry Berhad	71,300	17,481
	Kim Loong Resources Berhad	152,320	82,740
	KLCC Property Holdings Berhad	1,033,800	922,252
	KNM Group Berhad	7,142,275	1,142,718
	Knusford Berhad	37,000	14,758
	KPJ Healthcare Berhad	148,500	124,627
	KSL Holdings Berhad	226,266	46,306
	Kuala Lumpur Kepong Berhad	293,750	953,897
*	Kub Malaysia Berhad	500,900	60,690
	Kuchai Development Berhad	140,800	24,888

22

	Kulim Malaysia Berhad	446,200	692,984
*	Kumpulan Europlus Berhad	295,800	26,465
*	Kumpulan Hartanah Selangor Berhad	460,700	53,827
*	Kurnia Asia Berhad	571,000	51,940
	Kurnia Setia Berhad	15,000	8,614
	Lafarge Malayan Cement Berhad	657,900	832,783
	Landmarks Berhad	530,200	140,654
*	LBS Bina Group Berhad	400,000	34,072
	Leader Universal Holdings Berhad	482,800	76,908
	Leong Hup Holdings Berhad	306,100	75,969
	Lingkaran Trans Kota Holdings Berhad	556,900	342,628
*	Lion Corp Berhad	574,900	63,296
	Lion Diversified Holdings Berhad	338,000	42,867
	Lion Industries Corp. Berhad	1,072,500	298,703
*	MAA Holdings Berhad	269,800	47,479
	Malayan Banking Berhad	3,318,216	4,026,977
*	Malaysia Airports Holdings Berhad	71,700	64,282
	Malaysia Building Society Berhad	303,800	81,050
	Malaysian Airlines System Berhad	575,333	506,023
	Malaysian Bulk Carriers Berhad	486,625	399,996
	Malaysian Pacific Industries Berhad	95,900	129,768
	Malaysian Resources Corp. Berhad	2,571,000	817,266
	Manulife Holdings Berhad	80,100	57,758
*	Matrix International Berhad	79,900	8,726
	MBM Resources Berhad	188,100	120,910
*	Measat Global Berhad	266,000	78,430
	Media Prima Berhad	756,500	264,739
	Mega First Corp. Berhad	145,000	33,542
*	MEMS Technology Berhad	397,000	8,358
	Metro Kajang Holdings Berhad	31,300	7,966
	MISC Berhad	743,500	1,842,849
*	MK Land Holdings Berhad	883,100	66,346
	MMC Corp. Berhad	1,882,900	922,060
	MNRB Holdings Berhad	146,300	119,341
	MTD ACPI Engineering Berhad	166,600	18,622
	Muhibbah Engineering Berhad	927,300	297,502
*	Mulpha International Berhad	1,704,800	197,630
	Naim Holdings Berhad	105,600	44,481
	NCB Holdings Berhad	89,000	66,886
	Nestle (Malaysia) Berhad	63,800	533,019
	New Straits Times Press (Malaysia) Berhad	139,200	47,043
	Notion VTEC Berhad	556,800	38,803
	NTPM Holdings Berhad	429,300	43,956
	Nylex (Malaysia) Berhad	133,300	21,835
	OKS Property Holdings Berhad	87,430	11,267
	Oriental Holdings Berhad	346,400	464,554
	OSK Holdings Berhad	740,866	253,045
	OSK Ventures Interantional Berhad	11,000	1,903
	P.I.E. Industrial Berhad	54,600	63,400
*	Pan Malaysia Cement Works Berhad	639,000	22,401
	Panasonic Manufacturing Malaysia Berhad	42,000	127,370
	Paramount Corp. Berhad	51,000	31,457

23

	Parkson Holdings Berhad	337,950	392,915
	PBA Holdings Berhad	172,500	49,193
	Pelikan International Corp. Berhad	167,440	40,729
	Petronas Dagangan Berhad	176,200	390,711
	Petronas Gas Berhad	315,000	830,652
	PJ Development Holdings Berhad	440,000	63,993
	Plus Expressways Berhad	723,600	670,194
	Pos Malaysia Berhad	643,000	402,292
	PPB Group Berhad	540,300	1,604,800
	Protasco Berhad	260,000	55,123
	Proton Holdings Berhad	587,200	485,900
	Puncak Niaga Holdings Berhad	224,960	186,123
	QL Resources Berhad	291,600	210,972
*	Ramunia Holdings Berhad	312,996	53,682
	Ranhill Berhad	380,700	87,593
	Resorts World Berhad	1,862,200	1,259,939
	RHB Capital Berhad	705,900	814,147
*	Salcon Berhad	220,600	28,146
	Sarawak Energy Berhad	835,400	471,004
	Sarawak Oil Palms Berhad	125,060	78,748
	Scientex, Inc. Berhad	120,564	33,734
	Scomi Group Berhad	2,283,200	276,580
	Selangor Dredging Berhad	366,400	51,154
	Shangri-La Hotels (Malaysia) Berhad	297,200	153,069
	Shell Refining Co. Federation of Malaysia Berhad	209,700	579,755
	SHL Consolidated Berhad	202,800	63,090
	Sime Darby Berhad	1,452,020	2,681,216
	SP Setia Berhad	1,001,900	992,455
	Star Publications (Malaysia) Berhad	645,200	576,009
	Subur Tiasa Holdings Berhad	118,860	56,600
*	Sunrise Berhad	260,728	95,676
	Sunway City Berhad	424,500	251,010
	Sunway Holdings Berhad	669,400	155,064
	Supermax Corp. Berhad	307,500	132,617
	Suria Capital Holdings Berhad	198,450	52,453
	Symphony House Berhad	103,689	6,818
	Ta Ann Holdings Berhad	235,120	217,506
	TA Enterprise Berhad	2,159,900	567,374
*	Talam Corp. Berhad	2,102,700	59,032
	Tamco Corp. Holdings Berhad	9,740	151
	Tan Chong Motor Holdings Berhad	756,900	307,352
	TDM Berhad	188,700	86,389
*	Tebrau Teguh Berhad	526,100	79,076
	Telekom Malaysia Berhad	707,400	757,369
	Tenaga Nasional Berhad	828,025	1,702,573
	TH Group Berhad	450,400	—
	Thong Guan Industries Berhad	61,800	13,534
*	Time Dotcom Berhad	2,402,000	237,418
	Top Glove Corp. Berhad	384,140	597,724
	Tradewinds (Malaysia) Berhad	175,700	131,239
	TRC Synergy Berhad	160,080	53,900
	UAC Berhad	22,764	17,882

24

	Uchi Technologies Berhad	313,300	109,791
*	UEM Land Holdings Berhad	617,250	182,680
	UMW Holdings Berhad	748,400	1,195,719
	Unico-Desa Plantations Berhad	924,193	174,808
	Unisem (M) Berhad	464,600	107,810
	United Malacca Rubber Estates Berhad	103,100	180,920
	United Plantations Berhad	97,400	292,291
	United U-Li Corp. Berhad	155,100	17,368
	Utusan Melayu (Malaysia) Berhad	50,400	9,734
	VS Industry Berhad	167,208	51,002
	Wah Seong Corp. Berhad	414,625	197,187
*	WTK Holdings Berhad	525,750	139,991
	YTL Corp. Berhad	846,600	1,684,912
	YTL e-Solutions Berhad	713,500	100,625
	YTL Power International Berhad	1,673,754	971,541
	Yu Neh Huat Berhad	895,476	311,302
	Zelan Berhad	351,600	76,471
TOTAL COMMON STOCKS			75,233,861

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	187,905	19,002

TOTAL — MALAYSIA			75,252,863

MEXICO — (5.1%)
COMMON STOCKS — (5.1%)
#	Alfa S.A.B. de C.V. Series A	558,540	968,929
* #	Alsea de Mexico S.A.B. de C.V.	502,400	203,784
#	America Movil S.A.B. de C.V. Series L	1,252,512	2,046,695
	America Movil S.A.B. de C.V. Series L ADR	355,375	11,674,069
* #	Axtel, S.A.B. de C.V.	1,129,910	468,136
* #	Banco Compartamos S.A. de C.V.	359,920	896,802
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	369,200	1,323,461
* #	Carso Infraestructura y Construccion S.A.B. de CV	1,749,670	874,455
	Cementos de Mexico S.A.B de C.V. Series B	164,638	121,636
#	Cemex S.A.B. de C.V. Sponsored ADR	1,059,117	7,922,195
#	Cia Minera Autlan S.A.B. de C.V.	121,600	163,913
	Coca-Cola Femsa S.A.B. de C.V. Series L	40,000	157,758
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	40,360	1,587,762
#	Consorcio ARA S.A.B. de C.V.	1,613,300	491,960
* #	Corporacion GEO S.A.B. de C.V. Series B	980,600	1,278,488
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	222,600	92,710
	Corporacion Moctezuma S.A.B. de C.V.	226,900	382,933
*	Desarrolladora Homex S.A.B. de C.V.	326,400	1,012,110
*	Dine S.A.B. de C.V.	7,300	3,162
	Embotelladora Arca S.A.B. de C.V.	948,429	2,136,473
* #	Empresas ICA S.A.B. de C.V.	292,950	532,598
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	133,367	966,911
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	230,240	6,518,094
*	GMD Resorts S.A.B. de C.V.	13,000	3,955
* #	Gruma S.A.B. de C.V. Series B	196,562	118,740

25

#	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	427,500	438,152
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	52,200	1,073,232
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	450,200	1,402,187
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	17,200	533,200
#	Grupo Carso S.A.B. de C.V. Series A-1	874,200	2,265,600
	Grupo Cementos de Chihuahua S.A.B. de C.V.	211,154	451,949
#	Grupo Continental S.A.B. de C.V.	481,180	850,412
#	Grupo Elektra S.A. de C.V.	135,806	5,734,621
* #	Grupo FAMSA S.A.B. de C.V.	42,500	33,862
	Grupo Financiero Banorte S.A.B. de C.V.	2,596,307	4,005,602
#	Grupo Financiero Inbursa S.A.B. de C.V. Series O	860,084	2,305,020
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	454,600	2,041,518
	Grupo Industrial Maseca S.A.B. de C.V. Series B	44,200	24,011
*	Grupo Industrial Saltillo S.A.B. de C.V.	58,600	11,036
* #	Grupo Iusacell S.A.B. de C.V.	12,583	38,644
*	Grupo Kuo S.A.B. de C.V. Series B	191,500	76,289
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	13,000	6,403
	Grupo Mexico S.A.B. de C.V. Series B	6,170,713	4,782,459
* #	Grupo Modelo S.A.B. de C.V. Series C	397,000	1,157,413
* #	Grupo Simec, S.A. de C.V.	218,700	324,739
#	Grupo Televisa S.A. de C.V.	191,500	592,698
	Grupo Televisa S.A. de C.V. Sponsored ADR	281,120	4,351,738
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	952,087	772,372
	Industrias Bachoco S.A.B. de C.V. Sponsored ADR	2,500	37,200
*	Industrias CH S.A.B. de C.V. Series B	461,160	1,016,115
	Industrias Penoles S.A.B. de C.V.	115,915	1,259,398
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	524,100	1,911,374
#	Mexichem S.A.B.de C.V.	1,446,840	1,299,494
* #	Organizacion Soriana S.A.B. de C.V. Series B	2,021,500	3,594,656
* #	Promotora y Operadora de Infraestructura S.A. de C.V.	224,580	349,737
#	Telefonos de Mexico S.A.B. de C.V.	105,800	84,680
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	201,625	3,226,000
#	Telmex Internacional S.A.B. de C.V.	105,800	55,176
	Telmex Internacional S.A.B. de C.V. ADR	225,025	2,335,760
#	TV Azteca S.A.B. de C.V. Series A	2,549,180	865,975
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	999,700	1,100,640
*	Verzatec S.A.B. de C.V.	35,000	21,549
#	Vitro S.A.B. de C.V.	193,764	86,174
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	1,491,439	4,051,062

TOTAL — MEXICO			96,515,876

PHILIPPINES — (0.5%)
COMMON STOCKS — (0.5%)
	A. Soriano Corp.	818,000	39,973
	Aboitiz Equity Ventures, Inc.	2,807,000	336,223
*	Aboitiz Power Corp.	1,130,000	123,738
	Ayala Corp. Series A	205,273	935,634
	Ayala Land, Inc.	4,856,220	641,137
	Banco de Oro Unibank, Inc.	562,760	348,571
	Bank of the Philippine Islands	852,519	694,121

26

*	Belle Corp.	4,248,000	61,394
*	Benpres Holdings Corp.	4,725,000	134,419
	China Banking Corp.	4,930	37,162
*	Digital Telecommunications Phils., Inc.	4,100,000	91,598
	DMCI Holdings, Inc.	923,000	83,806
	EEI Corp.	1,122,000	33,415
*	Empire East Land Holdings, Inc.	4,900,000	29,423
	Filinvest Development Corp.	863,000	28,531
	Filinvest Land, Inc.	25,289,687	296,568
*	First Philippines Holdings Corp.	470,900	240,432
	International Container Terminal Services, Inc.	953,800	251,559
	Jollibee Food Corp.	554,915	526,178
*	Lepanto Consolidated Mining Co. Series B	8,742,857	15,356
	Manila Water Co, Inc.	1,468,400	408,862
	Megaworld Corp.	16,684,600	240,735
	Metro Bank & Trust Co.	885,700	547,693
*	Metro Pacific Corp. Series A	225,000	9,678
*	Paxys, Inc.	478,800	7,882
*	Philex Mining Corp.	616,200	68,854
	Philippine Long Distance Telephone Co.	9,640	437,443
	Philippine Long Distance Telephone Co. Sponsored ADR	38,300	1,756,821
*	Philippine National Bank	182,600	60,366
	Pilipino Telephone Corp.	2,404,000	423,652
	Rizal Commercial Banking Corp.	458,919	132,446
	Robinson’s Land Corp. Series B	1,256,000	142,518
	Security Bank Corp.	162,600	117,595
	Semirara Mining Corp.	180,600	103,121
	Shang Properties, Inc.	174,286	4,835
	SM Development Corp.	978,120	60,583
*	SM Investments Corp.	124,870	627,434
	SM Prime Holdings, Inc.	726	126
	Union Bank of the Philippines	48,600	23,848
*	Vista Land & Lifescapes, Inc.	4,400,000	96,254
TOTAL COMMON STOCKS			10,219,984

RIGHTS/WARRANTS — (0.0%)
*	Megaworld Corp. Rights 05/22/09	4,171,150	—

TOTAL — PHILIPPINES			10,219,984

POLAND — (1.6%)
COMMON STOCKS — (1.6%)
	Agora SA	117,268	546,206
*	Amica Wronki SA	6,831	10,712
	Apator SA	24,049	94,573
	Asseco Poland SA	82,044	1,288,678
	Bank Millennium SA	558,281	442,511
	Bank Pekao SA	80,129	2,869,383
*	Bank Przemyslowo Handlowy BPH SA	16,918	172,624
*	Bank Zackodni WBK SA	28,253	742,040
*	Barlinek SA	15,447	14,926

27

*	Bioton SA	2,123,779	193,686
*	Boryszew SA	35,796	29,369
*	BRE Bank SA	11,542	514,725
*	Budimex SA	16,560	344,354
*	Cersanit-Krasnystaw SA	130,762	425,752
	Ciech SA	13,452	128,661
	Debica SA	7,882	117,091
	Decora SA	5,510	18,685
*	Dom Development SA	1,173	11,842
*	Echo Investment SA	562,772	489,668
	Elektrobudowa SA	2,716	115,494
*	Elstar Oils SA	31,097	40,713
	Emperia Holding SA	37	516
	Eurocash SA	72,654	222,400
*	Fabryki Mebli Forte SA	20,079	43,843
*	Farmacol SA	34,487	302,926
*	Getin Holdings SA	549,924	850,237
	Grupa Kety SA	19,284	408,118
*	Grupa Lotos SA	126,974	635,380
	Impexmetal SA	174,925	88,995
	KGHM Polska Miedz SA	202,966	3,556,686
*	Koelner SA	8,603	21,821
	Kredyt Bank SA	88,369	155,206
*	Kroscienskie Huty Szkla Krosno SA	13,892	739
*	LPP SA	664	199,883
*	MNI SA	43,384	37,045
*	Mondi Packaging Paper Swiecie SA	18,425	287,185
	Mostostal Siedlce SA	813,392	949,611
*	Mostostal Warszawa SA	10,158	163,135
*	Mostostal Zabrze Holding SA	134,151	154,555
	Multimedia Polska SA	73,031	150,949
*	Netia Holdings SA	343,589	365,186
*	NG2 SA	19,820	209,314
	Orbis SA	55,651	611,436
*	PBG SA	9,148	559,836
	Pekaes SA	19,118	55,722
	Pfleiderer Grajewo SA	55,729	153,909
*	Polnord SA	8,208	79,877
*	Polska Grupa Farmaceutyczna SA	12,886	118,481
	Polski Koncern Naftowy Orlen SA	515,384	4,052,937
	Polskie Gornictwo Naftowe I Gazownictwo SA	764,559	874,525
	Powszechna Kasa Oszczednosci Bank Polski SA	325,953	2,592,191
*	Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	60,990	337,536
*	Raciborska Fabryka Kotlow SA	61,088	126,047
	Sniezka SA	9,541	80,349
*	Stalexport SA	146,026	70,847
*	Sygnity SA	30,293	192,438
*	Synthos SA	1,251,209	233,846
	Telekomunikacja Polska SA	474,790	2,494,290
	TVN SA	155,325	446,465
*	Vistula Group SA	81,530	29,207
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,786	407,955

28

	Zaklady Azotowe Pulawy SA	14,551	328,962
	Zaklady Tluszcowe Kruszwica SA	5,218	74,737
	Zelmer SA	9,605	75,292

TOTAL — POLAND			31,412,308

SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
* #	Genting International P.L.C.	124,600	50,995

SOUTH AFRICA — (9.7%)
COMMON STOCKS — (9.7%)
	ABSA Group, Ltd.	340,644	3,928,561
*	Adcock Ingram Holdings, Ltd.	123,070	607,758
	Adcorp Holdings, Ltd.	105,072	259,033
	Advtech, Ltd.	411,295	192,923
	Aeci, Ltd.	256,291	1,468,569
	Afgri, Ltd.	973,526	560,391
*	Aflease Gold, Ltd.	169,085	29,554
	African Bank Investments, Ltd.	1,316,116	4,170,245
	African Oxygen, Ltd.	294,551	590,019
	African Rainbow Minerals, Ltd.	163,384	2,207,392
	Allied Electronics Corp., Ltd.	98,160	254,104
	Allied Technologies, Ltd.	77,718	525,312
#	Anglo American Platinum Corp., Ltd.	26,969	1,442,669
	AngloGold Ashanti, Ltd.	6,997	214,935
	AngloGold Ashanti, Ltd. Sponsored ADR	125,447	3,863,768
	ArcelorMittal South Africa, Ltd.	277,047	2,582,121
	Argent Industrial, Ltd.	135,199	126,895
*	Argility, Ltd.	17,507	—
*	Aspen Pharmacare Holdings, Ltd.	255,512	1,296,566
	AST Group, Ltd.	345,273	19,009
	Astral Foods, Ltd.	82,268	957,286
	Aveng, Ltd.	723,431	2,766,714
	AVI, Ltd.	523,011	1,013,163
*	Avusa, Ltd.	127,671	265,844
	Barloworld, Ltd.	332,545	1,406,440
*	Bell Equipment, Ltd.	121,325	79,102
	Bidvest Group, Ltd.	263,806	2,788,992
	Capitec Bank Holdings, Ltd.	50,690	232,545
	Cashbuild, Ltd.	34,379	263,707
#	Caxton & CTP Publishers & Printers, Ltd.	348,066	453,072
	Ceramic Industries, Ltd.	9,393	75,490
*	Cipla Medpro South Africa, Ltd.	562,957	274,990
	City Lodge Hotels, Ltd.	59,096	466,155
	Data Tec, Ltd.	168,234	331,199
	Datacentrix Holdings, Ltd.	81,947	32,864
	Delta Electrical Industries, Ltd.	28,740	29,616
	Dimension Data Holdings P.L.C.	1,349,445	1,009,591

29

	Discovery Holdings, Ltd.	436,975	1,267,667
	Distell Group, Ltd.	101,972	649,209
	Distribution & Warehousing Network, Ltd.	148,918	118,956
*	Dorbyl, Ltd.	16,666	6,065
	Durban Roodeport Deep, Ltd.	897,668	713,435
*	ElementOne, Ltd.	90,000	113,924
*	Eqstra Holdings, Ltd.	143,595	101,031
	Exxaro Resources, Ltd.	221,163	1,621,420
	Famous Brands, Ltd.	63,448	120,632
	FirstRand, Ltd.	2,703,544	4,129,629
	Foschini, Ltd.	352,444	1,865,211
	Freeworld Coatings, Ltd.	267,450	181,800
	Gold Fields, Ltd.	64,532	671,217
	Gold Fields, Ltd. Sponsored ADR	755,800	7,860,320
	Gold Reef Resorts, Ltd.	225,079	465,132
	Grindrod, Ltd.	826,444	1,354,352
	Group Five, Ltd.	206,583	768,464
*	Harmony Gold Mining Co., Ltd.	159,622	1,485,988
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	269,500	2,511,740
	Highveld Steel & Vanadilum Corp., Ltd.	26,223	204,500
	Hudaco Industries, Ltd.	54,927	316,380
	Hulamin, Ltd.	120,469	145,711
	Iliad Africa, Ltd.	307,946	235,735
	Illovo Sugar, Ltd.	283,714	866,043
	Impala Platinum Holdings, Ltd.	418,209	7,990,734
	Imperial Holdings, Ltd.	393,125	2,518,675
	Investec, Ltd.	382,723	1,810,748
	JD Group, Ltd.	446,058	1,787,558
*	JSE, Ltd.	172,451	1,058,412
*	Kap International Holdings, Ltd.	308,543	50,601
	Kumba Iron Ore, Ltd.	49,041	935,141
	Lewis Group, Ltd.	208,263	1,028,306
	Liberty Holdings, Ltd.	145,458	995,007
	Massmart Holdings, Ltd.	196,552	1,696,784
	Medi-Clinic Corp., Ltd.	591,479	1,429,154
*	Merafe Resources, Ltd.	3,359,356	310,738
*	Metair Investments, Ltd.	257,122	136,122
*	Metorex, Ltd.	429,924	86,572
	Metropolitan Holdings, Ltd.	1,299,158	1,625,622
#	Mondi, Ltd.	321,747	1,074,789
	Mr. Price Group, Ltd.	311,970	954,921
	MTN Group, Ltd.	1,041,866	13,526,743
	Murray & Roberts Holdings, Ltd.	339,974	1,897,516
	Mustek, Ltd.	68,947	11,305
	Mvelaphanda Group, Ltd.	465,492	254,564
	Nampak, Ltd.	1,346,749	1,992,934
	Naspers, Ltd. Series N	378,717	7,717,737
#	Nedbank Group, Ltd.	370,672	3,780,583
	Network Healthcare Holdings, Ltd.	1,169,235	1,282,243
	New Clicks Holdings, Ltd.	473,371	912,805
	Northam Platinum, Ltd.	157,476	520,666
	Nu-World Holdings, Ltd.	23,372	38,603

30

	Oceana Group, Ltd.	75,475	216,638
	Omnia Holdings, Ltd.	118,747	724,463
	Palabora Mining Co., Ltd.	46,214	335,698
	Peregrine Holdings, Ltd.	483,632	368,291
	Pick’n Pay Stores, Ltd.	226,244	811,463
	Pretoria Portland Cement Co., Ltd.	493,225	1,893,151
	PSG Group, Ltd.	141,475	263,854
	Rainbow Chicken, Ltd.	55,781	106,286
	Raubex Group, Ltd.	185,202	477,976
	Reunert, Ltd.	274,708	1,357,580
	Sanlam, Ltd.	3,598,379	6,715,985
	Santam, Ltd.	80,946	744,279
	Sappi, Ltd.	220,024	587,302
#	Sappi, Ltd. Sponsored ADR	365,062	949,161
	Sasol, Ltd.	1,232	37,096
#	Sasol, Ltd. Sponsored ADR	466,600	14,049,326
*	SecureData Holdings, Ltd.	201,602	7,619
#	Sentula Mining, Ltd.	197,644	71,123
	Shoprite Holdings, Ltd.	441,820	2,646,944
*	Simmer & Jack Mines, Ltd.	777,983	250,119
	Spur Corp., Ltd.	214,190	206,794
	Standard Bank Group, Ltd.	1,201,227	11,606,508
	Steinhoff International Holdings, Ltd.	2,268,829	2,719,217
	Sun International, Ltd.	141,845	1,343,851
*	Super Group, Ltd.	138,600	10,081
	Telkom South Africa, Ltd.	213,765	2,693,393
#	Telkom South Africa, Ltd. Sponsored ADR	21,500	1,080,805
	The Spar Group, Ltd.	223,559	1,395,838
	Tiger Brands, Ltd.	157,638	2,448,853
*	Tiger Wheels, Ltd.	43,837	—
	Tongaat-Hulett, Ltd.	120,742	1,065,043
	Trans Hex Group, Ltd.	75,891	13,018
	Trencor, Ltd.	285,186	586,113
	Truworths International, Ltd.	429,292	1,713,474
	UCS Group, Ltd.	175,071	26,818
	Value Group, Ltd.	95,008	33,549
*	Wesizwe Platinum, Ltd.	390,905	61,554
	Wilson Bayly Holme-Ovcon, Ltd.	61,887	725,241
	Woolworths Holdings, Ltd.	1,324,745	1,868,716

TOTAL — SOUTH AFRICA			184,199,958

SOUTH KOREA — (11.9%)
COMMON STOCKS — (11.9%)
#	Aekyung Petrochemical Co., Ltd.	5,250	78,186
	Amorepacific Corp.	1,569	837,653
*	Artone Paper Manufacturing Co., Ltd.	3,379	6,135
	Asia Cement Manufacturing Co., Ltd.	4,030	139,292
*	Asia Paper Manufacturing Co., Ltd.	3,740	22,704
*	Asiana Airlines, Inc.	141,190	456,743
	Bing Grae Co., Ltd.	8,660	271,941
* #	BNG Steel Co., Ltd	5,660	35,377

31

*	Boo Kook Securities Co., Ltd.	4,620	86,399
	Boryung Pharmaceutical Co., Ltd.	1,374	28,005
* #	Bu Kwang Pharmaceutical Co., Ltd.	14,098	178,612
	Busan Bank	210,160	1,152,742
	BYC Co., Ltd.	190	19,025
	Byuck San Corp.	2,700	19,686
*	Byuck San Engineering and Construction Co., Ltd.	10,240	23,794
*	C & Heavy Industries Co., Ltd.	8,840	1,206
*	C&Woobang Construction Co., Ltd.	9,990	779
* #	Capro Corp.	28,740	137,302
*	Celrun Co., Ltd.	24,050	62,339
	Cheil Industrial, Inc.	52,680	1,891,430
	Cheil Worldwide, Inc.	3,884	706,342
*	Chin Hung International, Inc.	39,820	37,197
*	Cho Kwang Leather Co., Ltd.	6,000	30,699
*	Choil Aluminum Manufacturing Co., Ltd.	3,320	14,055
#	Chong Kun Dang Pharmaceutical Corp.	15,254	228,925
*	Choongwae Holdings Co., Ltd.	1,206	7,238
	Choongwae Pharmaceutical Corp.	4,488	53,903
	Chosun Refractories Co., Ltd.	1,980	90,246
	Chungho Comnet Co., Ltd.	2,520	27,966
#	CJ CGV Co., Ltd.	18,250	238,993
#	CJ Cheiljedang Corp.	4,395	541,675
	CJ Corp.	20,328	781,783
*	Cosmochemical Co., Ltd.	4,900	20,917
	Crown Confectionery Co., Ltd.	470	21,327
*	Dae Chang Industrial Co., Ltd.	37,100	16,051
	Dae Dong Industrial Co., Ltd.	2,250	32,034
	Dae Hyun Co., Ltd.	27,280	15,092
* #	Dae Sang Corp.	26,187	129,923
	Dae Won Kang Up Co., Ltd.	25,600	33,940
#	Daeduck Electronics Co., Ltd.	51,520	169,126
#	Daeduck Industries Co., Ltd.	15,230	82,842
	Daegu Bank Co., Ltd.	210,140	1,442,890
	Daehan City Gas Co., Ltd.	4,970	103,819
*	Daehan Fire & Marine Insurance Co., Ltd.	19,730	138,057
	Daehan Flour Mills Co., Ltd.	1,371	139,957
#	Daehan Steel Co., Ltd.	16,640	184,481
	Daehan Synthetic Fiber Co., Ltd.	520	28,306
	Daekyo Co., Ltd.	66,110	323,115
*	Daekyung Machinery & Engineering Co., Ltd.	11,100	28,190
	Daelim Industrial Co., Ltd.	39,202	1,903,094
	Daelim Trading Co., Ltd.	3,405	10,854
#	Daesung Industrial Co., Ltd.	2,218	128,669
*	Daewon Cable Co., Ltd.	3,980	20,945
	Daewon Pharmaceutical Co., Ltd.	10,340	40,192
#	Daewoo Engineering & Construction Co., Ltd.	195,195	1,711,889
	Daewoo International Corp.	35,143	828,246
* #	Daewoo Motor Sales Corp.	41,970	439,945
* #	Daewoo Securities Co., Ltd.	136,120	2,225,139
#	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	68,740	1,222,386
*	Daewoong Co., Ltd.	1,280	22,478

32

* #	Daewoong Pharmaceutical Co., Ltd.	5,454	249,520
	Dahaam E-Tec Co., Ltd.	1,420	32,229
*	Daishin Securities Co., Ltd.	77,350	1,075,969
* #	Daiyang Metal Co., Ltd.	17,130	39,429
	Daou Technology, Inc.	49,520	305,898
#	DC Chemical Co., Ltd.	5,950	1,043,397
	Digital Power Communications Co., Ltd.	30,360	31,480
	Dong Ah Tire Industrial Co., Ltd.	5,410	34,952
	Dong Bu Insurance Co., Ltd.	45,320	932,174
* #	Dong Wha Pharmaceutical Industries Co., Ltd.	6,611	205,491
#	Dong-A Pharmaceutical Co., Ltd.	6,022	422,850
	Dongbang Agro Co., Ltd.	8,450	46,182
	Dongbang Transport Logistics Co., Ltd.	8,400	16,409
	Dongbu Corp.	11,110	97,079
*	Dongbu HiTek Co., Ltd.	34,668	256,787
*	Dongbu Securities Co., Ltd.	37,101	208,002
#	Dongbu Steel Co., Ltd.	22,080	156,744
	Dong-Il Corp.	526	21,831
	Dongil Paper Manufacturing Co., Ltd.	26,200	22,015
*	Dongkook Industrial Co., Ltd.	8,860	10,523
#	Dongkuk Steel Mill Co., Ltd.	54,450	1,240,099
	Dongwon F&B Co., Ltd.	1,340	35,645
	Dongwon Industries Co., Ltd.	1,963	137,612
	Dongwon Systems Corp.	117,380	139,539
	Dongyang Engineering & Construction Corp.	1,070	18,738
#	Dongyang Mechatronics Corp.	35,609	122,669
#	Doosan Construction & Engineering Co., Ltd.	49,350	292,680
	Doosan Corp.	5,756	574,487
#	Doosan Heavy Industries & Construction Co., Ltd.	15,890	1,036,594
#	Doosan Infracore Co., Ltd.	52,730	740,684
	DPI Co., Ltd.	7,711	33,697
*	DuzonBIzon Co., Ltd.	17,060	13,277
#	E1 Corp.	4,869	283,987
*	Eagon Industrial Co., Ltd.	2,210	24,834
	e-Starco Co., Ltd.	25,580	20,471
	F&F Co., Ltd.	6,240	15,500
* #	First Fire & Marine Insurance Co., Ltd.	15,260	82,200
* #	Firstech Co., Ltd.	7,616	12,341
*	Foosung Co., Ltd.	11,953	37,992
	Fursys, Inc.	11,420	207,575
	Gaon Cable Co., Ltd.	2,610	65,021
	GIIR, Inc.	13,310	93,853
	Global & Yuasa Battery Co., Ltd.	13,750	319,708
#	Glovis Co., Ltd.	5,192	263,748
#	Green Cross Corp.	2,552	203,905
	Green Cross Holdings Corp.	1,010	52,090
* #	Green Non-Life Insurance Co., Ltd.	6,985	34,753
	GS Engineering & Construction Corp.	23,241	1,219,106
#	GS Holdings Corp.	68,300	1,638,239
#	Gwangju Shinsegae Co., Ltd.	922	83,318
#	Halla Climate Control Corp.	58,300	399,815
#	Halla Engineering & Construction Corp.	4,270	82,730

33

*	Han All Pharmaceutical Co., Ltd.	15,710	66,464
#	Han Kuk Carbon Co., Ltd.	30,740	171,189
*	Han Yang Securities Co., Ltd.	15,770	134,390
	Hana Financial Group, Inc.	126,774	2,183,549
	Handok Pharmaceuticals Co., Ltd.	2,270	22,899
#	Handsome Corp.	30,514	224,783
	Hanil Cement Manufacturing Co., Ltd.	9,123	594,517
	Hanil Construction Co., Ltd.	6,956	43,204
	Hanil E-Wha Co., Ltd.	14,390	29,558
#	Hanjin Heavy Industries & Construction Co., Ltd.	14,760	412,649
	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	19,395	298,649
#	Hanjin Shipping Co., Ltd.	77,826	1,184,650
#	Hanjin Transportation Co., Ltd.	14,230	354,743
	Hankook Cosmetics Co., Ltd.	16,530	40,110
	Hankook Shell Oil Co., Ltd.	470	28,279
	Hankook Tire Manufacturing Co., Ltd.	98,060	1,169,227
#	Hankuk Electric Glass Co., Ltd.	7,490	149,678
	Hankuk Glass Industries, Inc.	3,640	66,234
	Hankuk Paper Manufacturing Co., Ltd.	5,240	143,242
#	Hanmi Pharm Co., Ltd.	4,908	524,748
*	Hansae Co., Ltd.	12,022	56,596
	Hansae Yes24 Holdings Co., Ltd.	4,007	10,476
	Hanshin Construction Co., Ltd.	4,960	56,134
	Hansol Chemical Co., Ltd.	5,000	33,522
#	Hansol CSN Co., Ltd.	27,060	28,184
#	Hansol LCD, Inc.	2,660	51,605
*	Hansol Paper Co., Ltd.	50,930	376,428
#	Hanssem Co., Ltd.	19,200	111,619
	Hanwha Chemical Corp.	123,692	1,112,400
	Hanwha Corp.	32,310	950,074
* #	Hanwha Non-Life Insurance Co., Ltd.	19,676	160,814
*	Hanwha Securities Co., Ltd.	60,369	516,938
	Hanwha Timeworld Co., Ltd.	2,210	16,688
	Heung-A Shipping Co., Ltd.	18,040	18,211
*	HeungKuk Fire & Marine Insurance Co., Ltd.	21,329	88,527
	Hite Brewery Co., Ltd.	3,638	519,068
	Hite Holdings Co., Ltd.	7,404	187,021
* #	HMC Investment Securities Co., Ltd.	13,308	257,195
#	Honam Petrochemical Corp.	19,580	1,169,156
	Hotel Shilla Co., Ltd.	48,410	600,042
*	HS R&A Co., Ltd.	2,540	13,480
	Huchems Fine Chemical Corp.	11,720	235,034
*	Huneed Technologies	3,778	15,531
#	Husteel Co., Ltd.	7,050	106,213
	Hwa Sung Industrial Co., Ltd.	4,820	23,929
	Hwacheon Machine Tool Co., Ltd.	1,740	42,615
	Hwashin Co., Ltd.	12,790	21,374
* #	Hynix Semiconductor, Inc.	351,331	3,944,960
#	Hyosung T & C Co., Ltd.	32,142	1,997,858
*	Hyundai Auton Co., Ltd.	97,420	303,732
*	Hyundai Cement Co., Ltd.	2,340	29,486
* #	Hyundai Corp.	6,810	99,684

34

	Hyundai Department Store Co., Ltd.	17,750	1,102,066
	Hyundai Development Co.	56,929	1,772,872
#	Hyundai DSF Co., Ltd.	5,140	31,447
#	Hyundai Elevator Co., Ltd.	3,535	194,783
#	Hyundai Engineering & Construction Co., Ltd.	16,083	757,959
#	Hyundai H & S Co., Ltd.	7,131	321,872
#	Hyundai Heavy Industries Co., Ltd.	8,150	1,461,225
#	Hyundai Hysco	54,130	390,425
#	Hyundai Marine & Fire Insurance Co., Ltd.	65,580	759,642
#	Hyundai Merchant Marine Co., Ltd.	26,331	547,599
#	Hyundai Mipo Dockyard Co., Ltd.	14,255	1,660,874
	Hyundai Mobis	34,502	2,647,761
#	Hyundai Motor Co., Ltd.	84,876	4,535,345
	Hyundai Pharmaceutical Ind. Co., Ltd.	12,300	26,498
*	Hyundai Securities Co., Ltd.	187,743	2,190,517
#	Hyundai Steel Co.	65,560	2,767,871
*	IB Sports, Inc.	5,200	11,042
* #	IHQ, Inc.	8,010	8,521
*	Il Dong Pharmaceutical Co., Ltd.	3,854	122,631
*	Il Yang Pharmaceutical Co., Ltd.	8,053	177,105
	Iljin Diamond Co., Ltd.	1,017	10,006
* #	Iljin Electric Co., Ltd.	17,684	145,240
*	Iljin Holdings Co., Ltd.	16,273	49,106
	Ilsung Pharmaceutical Co., Ltd.	2,088	111,110
* #	Industrial Bank of Korea	136,340	891,319
	InziControls Co., Ltd.	4,010	10,324
	IS Dongseo Co., Ltd.	14,080	101,558
	ISU Chemical Co., Ltd.	9,330	99,625
#	Jahwa Electronics Co., Ltd.	8,280	43,286
	Jeil Mutual Savings Bank	3,200	11,527
	Jeil Pharmaceutical Co.	8,000	57,837
#	Jeonbuk Bank, Ltd.	56,026	258,268
	Jinheung Mutual Savings Bank Co., Ltd.	12,577	32,055
*	Joongang Construction Co., Ltd.	2,430	12,366
	K.C. Tech Co., Ltd.	12,007	36,336
	Kangwon Land, Inc.	81,870	997,164
*	KB Financial Group, Inc.	11,530	357,497
* #	KB Financial Group, Inc. ADR	206,311	6,577,195
	KCC Corp.	6,249	1,733,333
	KCTC	1,450	15,708
* #	Keangnam Enterprises, Ltd.	16,335	149,328
*	KEC Corp.	16,042	9,772
	KEC Holdings Co., Ltd.	5,347	4,180
	Keyang Electric Machinery Co., Ltd.	15,560	19,949
#	KG Chemical Corp.	4,650	31,468
* #	Kia Motors Corp.	263,080	2,305,630
*	KIC, Ltd.	4,800	33,109
* #	KIRIN Co., Ltd.	33,750	1,578
	KISCO Corp.	6,158	258,887
	KISWIRE, Ltd.	11,440	451,820
*	Koas Well Co., Ltd.	12,000	9,888
#	Kolon Engineering & Construction Co., Ltd.	24,000	157,979

35

	Kolon Industries, Inc.	19,056	525,846
*	Korea Cast Iron Pipe Co., Ltd.	9,870	34,611
*	Korea Circuit Co., Ltd.	3,970	9,203
#	Korea Cottrell Co., Ltd.	17,020	160,949
*	Korea Development Co., Ltd.	6,380	35,832
*	Korea Development Leasing Corp.	3,890	84,119
*	Korea Electric Power Corp.	34,920	754,300
*	Korea Electric Power Corp. Sponsored ADR	140,703	1,502,708
#	Korea Electric Terminal Co., Ltd.	7,750	101,659
	Korea Exchange Bank	271,479	1,546,726
	Korea Export Packing Industries Co., Ltd.	4,160	32,067
*	Korea Express Co., Ltd.	6,408	519,433
*	Korea Flange Co., Ltd.	2,740	25,137
	Korea Gas Corp.	12,128	404,322
*	Korea Green Paper Manufacturing Co., Ltd.	2,840	4,914
*	Korea Investment Holdings Co., Ltd.	55,670	1,410,183
	Korea Iron & Steel Co., Ltd.	1,289	57,347
* #	Korea Kolmar Co., Ltd.	6,410	18,029
#	Korea Komho Petrochemical Co., Ltd.	19,170	514,892
	Korea Line Corp.	9,894	586,748
	Korea Mutual Savings Bank	2,080	33,457
* #	Korea Petrochemical Industry Co., Ltd.	4,050	131,017
	Korea Petroleum Industrial Co., Ltd.	292	15,808
* #	Korea Reinsurance Co., Ltd.	71,489	661,651
*	Korea Technology Industry Co., Ltd.	84,600	215,822
#	Korea Zinc Co., Ltd.	11,973	1,294,366
*	Korean Air Co., Ltd.	49,156	1,497,487
	Korean Air Terminal Service Co., Ltd.	1,600	41,900
*	Korean French Banking Corp.	24,580	15,527
* #	KP Chemical Corp.	47,750	261,209
	KPX Chemical Co., Ltd.	2,482	83,795
	KPX Fine Chemical Co., Ltd.	1,636	58,413
	KPX Holdings Corp.	1,163	34,487
	KT Corp.	19,320	561,768
	KT Corp. Sponsored ADR	71,482	1,023,622
*	KT Freetel, Ltd.	63,980	1,321,673
	KT&G Corp.	29,985	1,653,109
*	KTB Securities Co., Ltd.	67,470	275,143
	Kukdo Chemical Co., Ltd.	5,860	173,621
#	Kumho Electronics Co., Ltd.	6,538	191,992
	Kumho Industrial Co., Ltd.	39,200	705,881
*	Kumho Investment Bank	73,810	34,880
* #	Kumho Tire Co., Inc.	61,780	297,049
	Kumkang Industrial Co., Ltd.	4,780	43,807
	Kunsul Chemical Industrial Co., Ltd.	1,950	19,183
	Kwang Dong Pharmaceutical Co., Ltd.	52,850	138,452
	Kyeryong Construction Industrial Co., Ltd.	9,350	201,687
*	Kyobo Securities Co., Ltd.	26,900	236,637
	Kyung Nong Corp.	9,330	28,197
*	Kyungbang Co., Ltd.	1,042	104,805
	Kyungdong City Gas Co., Ltd.	1,630	62,475
	Kyung-in Synthetic Corp.	1,890	47,109

36

	Kyungnam Energy Co., Ltd.	8,290	17,832
#	LG Chemical, Ltd.	28,574	3,154,926
#	LG Corp.	37,630	1,665,740
	LG Dacom Corp.	47,120	721,938
	LG Display Co., Ltd. ADR	143,300	1,761,157
#	LG Electronics, Inc.	44,150	3,647,323
#	LG Fashion Corp.	21,442	363,050
* #	LG Hausys, Ltd.	3,866	346,524
#	LG Household & Healthcare Co., Ltd.	5,353	736,493
	LG International Corp.	38,238	615,130
*	LG Life Sciences, Ltd.	10,000	480,770
	LG Phillips LCD Co., Ltd.	38,000	932,555
	LG Telecom, Ltd.	118,190	829,120
#	LIG Insurance Co., Ltd.	40,870	513,225
	Lotte Chilsung Beverage Co., Ltd.	1,092	706,475
	Lotte Confectionary Co., Ltd.	839	675,462
#	Lotte Midopa Co., Ltd.	28,620	303,046
#	Lotte Sam Kang Co., Ltd.	1,063	143,044
	Lotte Shopping Co., Ltd.	9,380	1,638,346
*	Lotte Tour Development Co., Ltd.	2,830	53,774
	LS Corp.	16,720	1,316,492
	LS Industrial Systems Co., Ltd.	11,760	663,346
#	Macquarie Korea Infrastructure Fund	177,538	655,176
#	Meritz Fire Marine Insurance Co., Ltd.	100,079	451,896
*	Meritz Securities Co., Ltd.	264,680	250,309
* #	Mirae Asset Securities Co., Ltd.	16,395	952,094
	Miwon Commercial Co., Ltd.	688	30,362
*	Miwon Specialty Chemical Co., Ltd.	371	13,388
	Moorim Paper Co., Ltd.	11,110	70,201
	Motonic Corp.	6,500	31,800
#	Namhae Chemical Corp.	19,150	336,787
* #	Namkwang Engineering & Construction Co., Ltd.	17,110	179,962
	Namyang Dairy Products Co., Ltd.	760	302,771
*	Nasan Co., Ltd.	8,964	8,724
#	NCsoft Corp.	13,230	1,475,262
	Nexen Corp.	1,550	31,774
#	Nexen Tire Corp.	44,200	138,110
* #	NH Investment & Securities Co., Ltd.	38,960	233,911
#	Nong Shim Co., Ltd.	4,161	702,153
	Nong Shim Holdings Co., Ltd.	1,770	80,085
	Noroo Paint Co., Ltd.	3,854	9,289
*	ON*Media Corp.	96,430	215,443
* #	Orientbio, Inc.	25,131	37,111
	ORION Corp.	3,098	473,383
	Ottogi Corp.	2,075	197,336
	Pacific Corp.	5,396	501,283
	Pacific Pharmaceutical Co., Ltd.	902	21,229
	Paik Kwang Industrial Co., Ltd.	600	21,725
	Pang Rim Co., Ltd.	2,820	32,653
*	PaperCorea, Inc.	7,930	53,841
	Pohang Coated Steel Co., Ltd.	6,940	144,971
*	Poong Lim Industrial Co., Ltd.	10,310	24,986

37

*	Poongsan Corp.	16,548	202,510
*	Poongsan Holdings Corp.	3,110	43,685
	POSCO	5,467	1,685,915
#	POSCO ADR	104,720	8,060,298
*	Prime Entertainment Co., Ltd.	713	675
	Pulmuone Co., Ltd.	4,636	267,458
	Pum Yang Construction Co., Ltd.	3,390	26,797
	Pusan City Gas Co., Ltd.	7,420	121,659
*	Pyung Hwa Holdings Co., Ltd.	2,146	2,589
	Pyung Hwa Industrial Co., Ltd.	2,682	4,774
*	RNL BIO Co., Ltd.	6,058	51,740
	S&T Corp.	18	410
* #	S&T Daewoo Co., Ltd.	6,200	77,277
	S&T Dynamics Co., Ltd.	39,336	445,167
	S&T holdings Co, Ltd.	8,617	82,519
* #	S&T Motors Co., Inc.	31,290	15,412
	S1 Corp.	10,010	366,836
*	Saehan Industries, Inc.	46,150	375,890
*	Saehan Media Corp.	17,170	38,656
*	Sajo Industries Co., Ltd.	5,440	109,054
*	Sajodaerim Corp.	1,660	23,375
	Sam Jin Pharmaceutical Co., Ltd.	13,718	201,122
	Sam Kwang Glass Industrial Co., Ltd.	2,130	67,197
	Sam Lip General Foods Co., Ltd.	3,770	25,124
	Sam Yung Trading Co., Ltd.	4,000	12,608
#	Sambu Construction Co., Ltd.	7,899	175,218
#	Samchully Co., Ltd.	3,288	329,993
* #	Samho International Co., Ltd.	7,527	27,298
	Samhwa Crown and Closure Co., Ltd.	1,770	23,841
	Samhwa Paints Industrial Co., Ltd.	9,710	28,252
*	Samick Musical Instruments Co., Ltd.	22,800	13,862
	Samil Pharmaceutical Co., Ltd.	2,090	13,665
	Samsung Card Co., Ltd.	31,487	940,219
	Samsung Climate Control Co., Ltd.	4,190	19,776
	Samsung Corp.	79,060	2,726,372
* #	Samsung Digital Imaging Co., Ltd.	8,540	203,682
	Samsung Electro-Mechanics Co., Ltd.	63,800	2,566,066
#	Samsung Electronics Co., Ltd.	46,112	21,292,545
	Samsung Engineering Co., Ltd.	17,810	1,071,358
	Samsung Fine Chemicals Co., Ltd.	19,306	757,500
	Samsung Fire and Marine Insurance, Ltd.	10,628	1,450,133
#	Samsung Heavy Industries Co., Ltd.	52,700	1,250,990
	Samsung SDI Co., Ltd.	46,832	3,361,161
* #	Samsung Securities Co., Ltd.	25,753	1,320,461
	Samsung Techwin Co., Ltd.	19,009	880,723
	Samwhan Corp.	6,650	73,919
#	Samyang Corp.	7,444	222,295
	Samyang Foods Co., Ltd.	1,990	36,466
	Samyang Genex Co., Ltd.	2,774	124,660
	Samyang Tongsang Co., Ltd.	720	12,612
	Samyoung Electronics Co., Ltd.	17,540	168,744
*	SAVEZONE I&C Corp.	16,940	21,494

38

	SC Engineering Co., Ltd.	3,275	15,753
#	Seah Besteel Corp.	17,770	229,379
	SeAH Holdings Corp.	1,966	106,036
	SeAH Steel Corp.	4,101	139,604
	Sebang Co., Ltd.	15,590	154,258
	Sejong Industrial Co., Ltd.	16,050	60,560
	Sempio Foods Co.	4,280	67,522
	Seoul City Gas Co., Ltd.	1,090	47,378
* #	Seoul Securities Co., Ltd.	581,207	520,288
*	Serim Paper Manufacturing Co., Ltd.	10,720	30,977
* #	Seshin Co., Ltd.	2,000	47
#	Sewon Cellontech Co., Ltd.	26,024	237,746
*	SGWICUS Corp.	12,450	20,892
*	SH Chemical Co., Ltd.	25,000	12,097
	Shin Won Corp.	41,750	46,091
*	Shin Young Securities Co., Ltd.	6,630	211,162
	Shinhan Engineering & Construction Co., Ltd.	4,013	51,757
*	Shinhan Financial Group Co., Ltd.	45,981	1,137,569
#	Shinhan Financial Group Co., Ltd. ADR	85,055	4,197,464
	Shinhung Co., Ltd.	1,510	15,270
	Shinpoong Pharmaceutical Co., Ltd.	1,300	25,957
	Shinsegae Co., Ltd.	4,219	1,504,888
	Shinsegae Engineering & Construction Co., Ltd.	1,750	20,588
	Shinsegae Internet & Commerce Co., Ltd.	1,000	43,407
	Shinsung Engineering Co., Ltd.	4,066	11,888
	Shinsung FA Co., Ltd.	4,066	10,593
	Shinsung Holdings Co., Ltd.	25,115	126,954
*	Shinsung Tongsang Co., Ltd.	7,800	22,119
	Silla Trading Co., Ltd.	15,950	190,536
	Sindo Ricoh Co., Ltd.	6,002	266,660
#	SJM Co., Ltd.	7,780	26,447
#	SK Chemicals Co., Ltd.	21,794	972,485
	SK Co., Ltd.	34,463	3,187,862
	SK Energy Co., Ltd.	36,825	2,887,013
	SK Gas Co., Ltd.	4,053	170,142
	SK Networks Co., Ltd.	68,820	637,660
	SK Telecom Co., Ltd.	5,026	716,489
#	SK Telecom Co., Ltd. ADR	101,900	1,596,773
	SKC Co., Ltd.	30,120	539,485
*	SL Corp.	3,300	9,325
#	S-Oil Corp.	25,449	1,187,747
	Solomon Mutual Savings Bank	7,126	32,288
*	Ssangyong Cement Industry Co., Ltd.	36,347	271,364
	Ssangyong Corp.	1,896	23,097
#	STX Corp.	14,515	354,590
	STX Engine Co., Ltd.	27,160	668,344
#	STX Offshore & Shipbuilding Co., Ltd.	56,426	949,583
*	STX Pan Ocean Co., Ltd.	102,200	919,153
	Suheung Capsule Co., Ltd.	2,500	14,635
	Sung Bo Chemicals Co., Ltd.	1,020	19,794
* #	Sung Shin Cement Co., Ltd.	10,810	69,985
*	Sungchang Enterprise Holdings, Ltd.	6,250	102,029

39

	Sungjee Construction Co., Ltd.	2,570	14,763
* #	Sungwon Corp.	17,330	65,502
*	Sunjin Co., Ltd.	470	8,210
* #	Sunkyong Securities Co., Ltd.	306,610	672,590
* #	Sunwoo Shipping & Technology Co., Ltd.	53,310	21,689
	Tae Kwang Industrial Co., Ltd.	628	313,763
	Tae Kyung Industrial Co., Ltd.	28,410	119,100
	Taegu Department Store	4,530	37,241
#	Taeyoung Engineering & Construction	74,380	423,026
	Tai Han Electric Wire Co., Ltd.	38,580	765,475
	Tai Lim Packaging Industries Co., Ltd.	47,100	34,633
*	Taihan Textile Co., Ltd.	620	12,539
*	Tec & Co.	3,267	7,022
	Telcoware Co., Ltd.	2,000	11,634
* #	Tong Yang Major Corp.	54,585	191,795
	Tong Yang Moolsan Co., Ltd.	6,560	36,440
* #	Tong Yang Securities, Inc.	112,223	912,137
*	TRYBRANDS, Inc.	1,732	4,598
	TS Corp.	3,021	124,599
#	Uangel Corp.	6,570	33,402
*	Uni Chem Co., Ltd.	21,050	14,775
	Unid Co., Ltd.	5,230	164,791
	Union Steel Manufacturing Co., Ltd.	9,090	125,206
*	Uniquest Corp.	7,000	21,063
*	VGX International, Inc.	5,959	12,436
	Whanin Pharmaceutical Co., Ltd.	3,640	39,761
	Woongjin Coway Co., Ltd.	31,060	775,778
#	Woongjin Thinkbig Co., Ltd.	12,949	219,565
*	Woongjin.Com Co., Ltd.	49,150	487,298
	Woori Financial Co., Ltd.	8,910	36,778
*	Woori Investment & Securities Co., Ltd.	119,664	1,674,709
	WooSung Feed Co., Ltd.	20,370	21,035
	YESCO Co., Ltd.	2,820	59,139
	Yoosung Enterprise Co., Ltd.	9,370	19,132
#	Youlchon Chemical Co., Ltd.	25,230	145,530
	Youngone Corp.	56,400	432,393
	Youngpoong Corp.	928	340,502
	Yuhan Corp.	5,355	827,807
*	Yuhwa Securities Co., Ltd.	4,570	51,422
* #	Yungjin Pharm Co., Ltd.	48,808	58,201
*	Yuyang Telecom Co., Ltd.	2,250	14,839
*	Yuyu Pharma, Inc.	2,440	14,096
TOTAL COMMON STOCKS			226,307,036

RIGHTS/WARRANTS — (0.0%)
*	Dongyang Engineering & Construction Corp. Rights 05/29/09	342	1,988
*	Seha Corp. Rights 05/15/09	3,254	2,917
TOTAL RIGHTS/WARRANTS			4,905

TOTAL — SOUTH KOREA			226,311,941

40

TAIWAN — (11.6%)
COMMON STOCKS — (11.6%)
*	A.G.V. Products Corp.	532,881	151,467
	Aaeon Technology, Inc.	35,878	47,039
	Ability Enterprise Co., Ltd.	318,343	318,497
	Abocom Systems, Inc.	70,154	16,194
	Acbel Polytech, Inc.	608,426	371,629
*	Accton Technology Corp.	921,000	287,581
	Acer, Inc.	1,089,354	2,082,047
	Advanced Semiconductor Engineering, Inc.	1,549,337	860,138
#	Advanced Semiconductor Engineering, Inc. ADR	481,536	1,459,054
	Advantech Co., Ltd.	228,079	358,983
	Allis Electric Co., Ltd.	117,000	21,456
	Altek Corp.	391,861	387,060
	Ampoc Far East Co., Ltd.	79,567	21,002
	Amtran Technology Co., Ltd.	1,236,242	558,389
	Apex Biotechnology Corp.	76,900	131,871
*	Arima Communication Corp.	465,383	135,412
*	Arima Computer Corp.	743,445	98,472
*	Arima Optoelectronics Corp.	167,520	47,358
	Asia Cement Corp.	1,582,312	1,629,225
	Asia Chemical Corp.	366,000	135,264
	Asia Polymer Corp.	321,000	164,882
	Asia Vital Components Co., Ltd.	328,720	183,064
	Asustek Computer, Inc.	2,835,527	3,763,012
	Aten International Co., Ltd.	115,622	154,857
	AU Optronics Corp.	1,466,502	1,560,189
#	AU Optronics Corp. Sponsored ADR	500,418	5,429,535
	Audix Co., Ltd.	123,969	57,477
	Aurora Corp.	198,226	183,265
	Aurora Systems Corp.	72,072	42,490
	Avermedia Technologies, Inc.	284,196	311,415
	Avision, Inc.	183,263	54,431
	Awea Mechantronic Co., Ltd.	47,355	34,204
	Bank of Kaohsiung Co., Ltd.	529,600	130,293
	Basso Industry Corp., Ltd.	290,427	217,018
*	Behavior Tech Computer Corp.	84,400	5,642
	Bes Engineering Corp.	2,807,050	685,257
	Biostar Microtech International Corp.	138,712	57,121
	C Sun Manufacturing, Ltd.	132,367	41,855
*	Carnival Industrial Corp.	287,000	46,556
	Catcher Co., Ltd.	455,339	1,145,402
	Cathay Chemical Works, Inc.	15,000	3,999
	Cathay Financial Holdings Co., Ltd.	1,996,210	2,233,911
	Cathay Real Estate Development Co., Ltd.	1,774,000	540,711
	Central Reinsurance Co., Ltd.	376,897	117,204
	Chain Qui Development Co., Ltd.	77,464	40,168
	Champion Building Materials Co., Ltd.	481,381	150,603
	Chang Hwa Commercial Bank	3,890,000	1,566,846
	Charoen Pokphand Enterprises Co., Ltd.	268,000	131,292
	Cheng Loong Corp.	1,885,000	462,694
	Cheng Shin Rubber Industry Co., Ltd.	573,816	862,899

41

	Cheng Uei Precision Industry Co., Ltd.	440,351	612,824
	Chenming Mold Industrial Corp.	98,708	28,196
	Chi Mei Optoelectronic Corp.	5,736,529	2,853,398
*	Chia Her Industrial Co., Ltd.	84,000	4,765
*	Chia Hsin Cement Corp.	855,382	431,789
*	Chia Ta World Co., Ltd.	80,000	58,236
	Chicony Electronics Co., Ltd.	310,585	507,318
*	Chien Shing Stainless Steel Co., Ltd.	191,000	29,600
	Chilisin Electronics Corp.	71,784	22,811
*	China Airlines	2,613,621	710,884
	China Chemical & Pharmaceutical Co.	552,000	359,987
	China Development Financial Holding Corp.	11,707,592	2,985,581
	China Ecotek Corp.	60,000	64,977
	China Electric Manufacturing Co., Ltd.	479,220	190,856
*	China General Plastics Corp.	673,000	217,389
	China Glaze Co., Ltd.	111,264	26,979
	China Hi-Ment Corp.	124,135	157,115
*	China Life Insurance Co., Ltd.	1,177,280	501,660
	China Man-Made Fiber Co., Ltd.	2,181,662	369,998
	China Metal Products Co., Ltd.	426,060	338,461
	China Motor Co., Ltd.	1,480,716	628,809
*	China Petrochemical Development Corp.	3,267,640	754,882
	China Steel Chemical Corp.	97,998	185,886
	China Steel Corp.	2,880,679	2,228,769
	China Steel Structure Co., Ltd.	127,000	68,834
	China Synthetic Rubber Corp.	474,000	468,680
*	China United Trust & Investment Corp.	50,053	—
*	China Wire & Cable Co., Ltd.	203,000	35,671
	Chinatrust Financial Holdings Co., Ltd.	5,706,945	2,608,518
	Chinese Maritime Transport, Ltd.	74,460	184,530
	Ching Feng Home Fashions Industries Co., Ltd.	142,657	29,415
	Chin-Poon Industrial Co., Ltd.	617,000	273,463
	Chroma Ate, Inc.	414,811	398,407
	Chun Yu Works & Co., Ltd.	230,000	83,048
	Chun Yuan Steel Industrial Co., Ltd.	754,541	243,248
	Chung Hsin Electric & Machinery Co., Ltd.	669,000	336,485
	Chung Hung Steel Corp.	2,053,537	662,403
	Chung Hwa Pulp Corp.	650,000	201,141
	Chungwa Picture Tubes Co., Ltd.	11,868,604	1,977,303
	Clevo Co.	451,896	517,580
*	CMC Magnetics Corp.	5,051,000	1,072,312
	Collins Co., Ltd.	180,600	44,024
	Compal Communications, Inc.	436,744	336,893
	Compal Electronics, Inc.	3,556,367	3,015,936
	Compeq Manufacturing Co., Ltd.	1,937,000	495,594
	Continental Engineering Corp.	1,113,667	340,453
	Cosmo Electronics Corp.	91,500	85,283
*	Cosmos Bank Taiwan	233,263	19,260
	CTCI Corp.	448,896	331,405
	CX Technology Co., Ltd.	80,579	26,997
	Cybertan Technology, Inc.	259,255	287,942
	Cyntec Co., Ltd.	127,364	185,196

42

	Da-Cin Construction Co., Ltd.	353,809	167,694
*	Delpha Construction Co., Ltd.	199,000	32,632
	Delta Electronics Industrial Co., Ltd.	527,605	1,151,709
	Depo Auto Parts Industrial Co., Ltd.	169,634	297,362
	Diamond Flower Electric Instrument Co., Ltd.	81,754	99,453
	D-Link Corp.	805,211	581,504
	E.Sun Financial Holding Co., Ltd.	5,518,825	1,483,803
	Eastern Media International Corp.	1,491,360	255,696
	Eclat Textile Co., Ltd.	145,612	66,995
	Edom Technology Co., Ltd.	101,600	27,735
	Elan Microelectronics Corp.	334,974	332,760
	E-Lead Electronic Co., Ltd.	38,846	17,694
	Elite Material Co., Ltd.	253,955	106,140
	Elite Semiconductor Memory Technology, Inc.	448,390	429,639
	Elitegroup Computer Systems Co., Ltd.	1,336,334	433,107
*	EnTie Commercial Bank	126,166	34,004
	Epistar Corp.	683,413	1,345,160
	Eternal Chemical Co., Ltd.	1,175,602	844,696
*	Eva Airways Corp.	2,627,245	741,643
	Everest Textile Co., Ltd.	303,064	55,059
	Evergreen International Storage & Transport Corp.	619,000	419,260
	Evergreen Marine Corp., Ltd.	1,377,170	686,412
	Everlight Chemical Industrial Corp.	597,000	195,130
	Everlight Electronics Co., Ltd.	200,890	424,013
*	Everspring Industry Co., Ltd.	76,000	13,237
*	Evertop Wire Cable Corp.	100,459	15,831
	Excel Cell Electronics Co., Ltd.	90,000	27,852
	Far East Textile, Ltd.	2,036,845	1,900,294
	Far Eastern Department Stores, Ltd.	990,046	617,536
*	Far Eastern International Bank	3,292,265	648,717
	Federal Corp.	639,982	237,555
	Feng Hsin Iron & Steel Co., Ltd.	430,131	527,795
	Feng Tay Enterprise Co., Ltd.	384,808	237,364
	First Copper Technology Co., Ltd.	208,000	45,596
	First Financial Holding Co., Ltd.	3,391,306	1,791,280
	First Hotel	212,737	165,300
	First Steamship Co., Ltd.	164,000	207,001
	Flytech Technology Co., Ltd.	81,900	151,871
	Formosa Chemicals & Fiber Co., Ltd.	2,276,830	3,618,351
	Formosa Epitaxy, Inc.	239,022	204,647
	Formosa International Hotels Corp.	31,985	364,801
	Formosa Plastics Corp.	1,557,271	2,743,792
	Formosa Taffeta Co., Ltd.	1,549,460	995,831
	Formosan Rubber Group, Inc.	889,000	421,529
*	Formosan Union Chemical Corp.	347,352	118,368
	Fortune Electric Co., Ltd.	91,350	100,841
	Foxconn Technology Co., Ltd.	248,869	684,362
*	Fu I Industrial Co., Ltd.	176,000	38,379
	Fubon Financial Holding Co., Ltd.	3,244,000	2,514,487
	Fwuson Industry Co., Ltd.	170,980	43,893
	G Shank Enterprise Co., Ltd.	345,093	179,995
	G.T.M. Corp.	127,000	42,603

43

	Gem Terminal Industries Co., Ltd.	188,775	100,720
	Giant Manufacture Co., Ltd.	162,600	384,304
*	Giga Storage Corp.	279,000	46,632
	Giga-Byte Technology Co., Ltd.	1,066,750	742,417
	Globe Union Industrial Corp.	230,019	131,401
	Gold Circuit Electronics, Ltd.	850,240	268,302
	Goldsun Development & Construction Co., Ltd.	2,026,605	787,824
	Good Will Instrument Co., Ltd.	66,150	30,779
	Gordon Auto Body Parts Co., Ltd.	108,757	34,410
*	Grand Pacific Petrochemical Corp.	1,013,000	265,368
	Grape King, Inc.	106,000	72,890
	Great China Metal Industry Co., Ltd.	386,000	205,375
	Great Taipei Gas Co., Ltd.	572,000	251,441
	Great Wall Enterprise Co., Ltd.	424,950	441,679
	Greatek Co., Ltd.	828,083	674,175
	Hanpin Co., Ltd.	80,000	32,118
	Hey Song Corp.	831,000	332,153
	Highwealth Construction Corp.	769,274	609,608
*	Ho Tung Holding Corp.	739,000	215,921
*	Hocheng Corp.	267,300	62,340
*	Hold-Key Electric Wire & Cable Co., Ltd.	143,000	48,946
	Hon Hai Precision Industry Co., Ltd.	2,665,678	7,695,911
	Hong Tai Electric Industrial Co., Ltd.	440,000	131,512
	Hong Yi Fiber Industry Co., Ltd.	148,000	27,305
	Honmyue Enterprise Co., Ltd.	120,640	17,485
	Hota Industrial Manufacturing Co., Ltd.	71,176	23,268
	Hotai Motor Co., Ltd.	265,000	459,226
	Hsin Kuang Steel Co., Ltd.	448,308	233,631
	Hsing Ta Cement Co., Ltd.	296,000	85,052
	HTC Corp.	149,416	2,023,339
	Hua Eng Wire & Cable Co., Ltd.	1,051,000	198,837
	Hua Nan Financial Holding Co., Ltd.	1,780,320	1,009,490
	Huang Hsiang Construction Corp.	198,900	160,305
	Hung Ching Development & Construction Co., Ltd.	227,000	44,866
	Hung Poo Construction Corp.	336,537	311,670
	Hung Sheng Construction Co., Ltd.	889,000	278,628
*	Hwa Fong Rubber Co., Ltd.	539,000	166,347
	Ichia Technologies, Inc.	535,255	211,699
	I-Chiun Precision Industry Co., Ltd.	254,571	177,176
*	Inernational Semiconductor Technology, Ltd.	367,598	79,287
	Infortrend Technology, Inc.	276,795	322,489
	Innolux Display Corp.	2,331,300	2,570,931
	Inventec Corp.	2,615,292	1,308,326
	ITE Technology, Inc.	97,314	168,575
*	Jean Co., Ltd.	56,304	12,738
	Johnson Health Tech Co., Ltd.	160,868	130,524
	Jui Li Enterprise Co., Ltd.	175,100	42,836
	K Laser Technology, Inc.	85,459	36,013
	Kang Na Hsiung Co., Ltd.	215,000	125,197
*	Kao Hsing Chang Iron & Steel Corp.	368,000	61,832
	Kaulin Manufacturing Co., Ltd.	176,684	76,630
	Kee Tai Properties Co., Ltd.	487,697	164,472

44

*	Kenda Rubber Industrial Co., Ltd.	707,276	595,828
	Kian Shen Corp.	41,895	21,023
	King Yuan Electronics Co., Ltd.	2,064,870	618,639
	Kingdom Construction Co., Ltd.	585,000	213,271
*	King’s Town Bank	862,653	189,747
*	King’s Town Construction Co., Ltd.	357,086	193,150
	Kinpo Electronics, Inc.	2,456,892	615,655
	Kinsus Interconnect Technology Corp.	345,476	623,557
	Knowledge-Yield-Excellence Systems Corp.	364,627	287,019
	Kung Long Batteries Industrial Co., Ltd.	47,000	25,416
	Kuoyang Construction Co., Ltd.	730,000	235,770
*	Kwong Fong Industries Corp.	1,010,000	155,818
	Lan Fa Textile Co., Ltd.	265,024	51,079
	Largan Precision Co., Ltd.	62,975	505,251
*	Leadtek Research, Inc.	125,454	22,676
*	Lealea Enterprise Co., Ltd.	1,163,550	162,623
	Lee Chang Yung Chemical Industry Corp.	596,992	518,469
	Lee Chi Enterprises Co., Ltd.	196,000	63,690
	Lelon Co., Ltd.	89,000	20,954
*	Leofoo Development Co., Ltd.	446,000	230,699
	Les Enphants Co., Ltd.	90,100	56,212
*	Li Peng Enterprise Co., Ltd.	564,920	75,177
	Lian Hwa Foods Corp.	72,000	25,277
*	Lien Chang Electronic Enterprise Co., Ltd.	26,000	9,355
	Lien Hwa Industrial Corp.	927,930	396,464
	Lingsen Precision Industries, Ltd.	438,716	122,426
	Lite-On Technology Corp.	2,058,721	1,647,590
	Long Bon Development Co., Ltd.	407,875	90,859
*	Long Chen Paper Co., Ltd.	407,220	88,058
	Lucky Cement Corp.	311,000	65,961
	Macronix International Co., Ltd.	4,479,940	1,864,943
	Makalot Industrial Co., Ltd.	152,430	186,387
	Mayer Steel Pipe Corp.	190,678	84,854
	Maywufa Co., Ltd.	102,500	56,855
	Media Tek, Inc.	234,227	2,435,978
	Mega Financial Holding Co., Ltd.	7,020,000	2,837,594
	Meiloon Co., Ltd.	207,045	56,342
	Mercuries & Associates, Ltd.	498,450	189,321
*	Mercuries Data Co., Ltd.	122,000	25,201
	Merida Industry Co., Ltd.	165,000	234,991
	Merry Electronics Co., Ltd.	241,920	237,414
	Microelectronics Technology, Inc.	773,000	348,310
	Micro-Star International Co., Ltd.	1,370,033	840,143
	Min Aik Technology Co., Ltd.	137,011	147,781
	Mirle Automation Corp.	224,553	152,536
	Mitac International Corp.	1,974,135	912,435
	Mitac Technology Corp.	616,281	328,589
	Mobiletron Electronics Co., Ltd.	41,000	19,178
	Mospec Seminconductor Corp.	79,000	32,947
*	Mustek Systems, Inc.	151,987	8,507
	Nak Sealing Technologies Corp.	59,549	51,471
*	Namchow Chemical Industrial Co., Ltd.	194,000	38,987

45

	Nan Ya Plastic Corp.	2,451,557	3,243,666
*	Nan Ya Printed Circuit Board Corp.	185,000	517,494
	Nankang Rubber Tire Co., Ltd.	812,166	593,362
	Nantex Industry Co., Ltd.	283,018	211,725
*	Nanya Technology Co., Ltd.	4,262,657	956,208
	National Petroleum Co., Ltd.	284,000	220,817
*	New Asia Construction & Development Co., Ltd.	199,000	39,210
	Nien Hsing Textile Co., Ltd.	827,000	295,057
*	Ocean Plastics Co., Ltd.	161,000	67,525
*	Optimax Technology Corp.	381,654	18,328
	Opto Tech Corp.	627,713	338,305
	Oriental Union Chemical Corp.	952,290	510,421
*	Pacific Construction Co., Ltd.	332,000	27,145
	Pan Jit International, Inc.	541,995	266,073
	Pan-International Industrial Corp.	553,989	581,522
*	PC Home Online	46,000	46,149
	Phihong Technology Co., Ltd.	704,143	240,066
	Phoenix Precision Technology Corp.	1,265,229	416,210
	Pihsiang Machinery Mfg. Co., Ltd.	130,000	211,630
	Pou Chen Corp.	2,814,553	1,670,769
	President Chain Store Corp.	248,000	597,138
	Prince Housing & Development Corp.	1,400,975	379,528
*	Prodisc Technology, Inc.	603,000	27,166
*	Promise Technology, Inc.	120,576	57,585
*	Protop Technology Co., Ltd.	148,000	943
	Qisda Corp.	2,832,182	1,000,539
	Quanta Computer, Inc.	877,660	1,306,714
*	Quintain Steel Co., Ltd.	399,000	76,107
	Radium Life Tech Corp.	712,807	312,762
	Ralec Electronic Corp.	34,252	23,456
	Realtek Semiconductor Corp.	502,904	813,319
	Reward Wool Industry Corp.	77,000	11,873
*	Rexon Industrial Corp., Ltd.	118,000	17,443
	Richtek Technology Corp.	81,792	412,984
*	Ritek Corp.	4,441,000	934,797
	Ruentex Development Co., Ltd.	629,000	443,291
	Ruentex Industries, Ltd.	504,000	419,730
*	Sampo Corp.	1,729,584	337,731
	San Fang Chemical Industry Co., Ltd.	137,550	100,808
	Sanyang Industrial Co., Ltd.	1,257,927	363,498
	Sanyo Electric Co., Ltd.	246,000	184,814
	SDI Corp.	154,000	64,295
	Senao International Co., Ltd.	96,547	121,034
	Shan-Loong Transportation Co., Ltd.	111,247	44,058
	Sheng Yu Steel Co., Ltd.	231,000	159,173
	Shihlin Electric & Engineering Corp.	470,000	469,724
*	Shihlin Paper Corp.	187,000	189,678
	Shin Kong Financial Holding Co., Ltd.	5,218,600	1,685,019
	Shin Shin Co., Ltd.	77,000	44,489
	Shinkong Co., Ltd.	220,784	75,374
	Shinkong Synthetic Fibers Co., Ltd.	2,422,282	456,226
	Shuttle, Inc.	166,000	55,345

46

	Sigurd Microelectronics Corp.	429,877	131,646
*	Silicon Integrated Systems Corp.	2,596,961	729,114
	Siliconware Precision Industries Co., Ltd.	1,202,492	1,559,753
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	114,938	858,587
	Silitech Technology Corp.	63,524	127,825
	Sincere Navigation Corp.	268,370	253,087
	Sinkang Industries Co., Ltd.	79,652	25,768
	Sinkong Spinning Co., Ltd.	416,169	240,526
	Sinon Corp.	574,000	258,062
	SinoPac Holdings Co., Ltd.	7,903,000	2,074,230
*	Sintek Photronics Corp.	801,410	292,388
	Sitronix Technology Corp.	118,009	171,353
	Siward Crystal Technology Co., Ltd.	66,386	23,476
*	Solelytex Enterprise Corp.	101,000	43,417
	Solomon Technology Corp.	165,609	43,622
	South East Soda Manufacturing Co., Ltd.	126,250	108,213
	Southeast Cement Co., Ltd.	455,000	123,140
	Space Shuttle Hi-Tech Co., Ltd.	110,837	21,450
	SPI Electronic Co., Ltd.	299,054	235,356
	Spirox Corp.	82,832	32,761
	Springsoft, Inc.	387,565	261,746
	Standard Chemical & Pharmaceutical Co., Ltd.	157,400	135,840
	Standard Foods Taiwan, Ltd.	321,000	302,593
	Stark Technology, Inc.	74,400	37,377
	Sunonwealth Electric Machine Industry Co., Ltd.	266,718	157,084
	Sunplus Technology Co., Ltd.	891,153	445,075
	Sunrex Technology Corp.	295,351	241,171
	Synnex Technology International Corp.	644,041	934,412
	Sysware Systex Corp.	87,293	54,258
*	T JOIN Transportation Co., Ltd.	631,000	310,942
	Ta Chen Stainless Pipe Co., Ltd.	712,624	375,070
*	Ta Chong Bank, Ltd.	3,079,000	454,124
	Ta Ya Electric Wire & Cable Co., Ltd.	1,062,090	194,669
	Ta Yih Industrial Co., Ltd.	38,000	18,809
	Tah Hsin Industrial Corp.	159,000	92,060
*	Tai Roun Products Co., Ltd.	200,000	37,579
	Ta-I Technology Co., Ltd.	286,480	146,808
	Taichung Commercial Bank	2,050,226	467,879
	Tainan Enterprises Co., Ltd.	122,180	77,376
	Tainan Spinning Co., Ltd.	2,530,000	606,167
	Taishin Financial Holdings Co., Ltd.	6,673,385	1,504,417
*	Taisun Enterprise Co., Ltd.	214,800	59,776
	Taita Chemical Co., Ltd.	165,830	37,552
	Taiwan Acceptance Corp.	96,000	69,721
*	Taiwan Business Bank	3,612,118	816,107
	Taiwan Cement Corp.	2,276,709	2,175,141
	Taiwan Cooperative Bank	4,185,935	2,263,785
	Taiwan Fertilizer Co., Ltd.	618,000	1,418,242
	Taiwan Fire & Marine Insurance Co., Ltd.	318,000	156,216
*	Taiwan Flourescent Lamp Co., Ltd.	119,000	10,722
	Taiwan Fu Hsing Industrial Co., Ltd.	136,000	71,787
	Taiwan Glass Industrial Corp.	1,237,918	882,355

47

	Taiwan Hon Chuan Enterprise Co., Ltd.	277,168	404,089
	Taiwan Kai Yih Industrial Co., Ltd.	63,089	37,856
*	Taiwan Kolin Co., Ltd.	508,000	10,752
	Taiwan Life Insurance Co., Ltd.	560,709	294,273
	Taiwan Line Tek Electronic Co., Ltd.	16,419	11,702
	Taiwan Mask Corp.	573,000	203,108
	Taiwan Navigation Co., Ltd.	153,720	250,223
	Taiwan Paiho Co., Ltd.	480,670	181,910
*	Taiwan Pulp & Paper Corp.	398,000	109,460
	Taiwan Sakura Corp.	147,457	56,053
	Taiwan Secom Co., Ltd.	237,932	358,713
	Taiwan Semiconductor Manufacturing Co., Ltd.	5,835,477	9,875,039
	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	39,400	416,458
	Taiwan Sogo Shinkong Security Co., Ltd.	455,407	234,617
	Taiwan Styrene Monomer Corp.	1,168,602	449,253
*	Taiwan Tea Corp.	839,654	357,493
	Taiyen Biotech Co., Ltd.	345,000	163,163
*	Tatung Co., Ltd.	6,060,000	1,616,960
*	Teapo Electronic Corp.	190,000	21,971
	Teco Electric & Machinery Co., Ltd.	3,215,000	1,271,796
*	Tecom, Ltd.	408,000	167,075
	Ten Ren Tea Co., Ltd.	40,170	34,553
	Test-Rite International Co., Ltd.	475,863	239,327
	The Ambassador Hotel	233,000	265,003
	The First Insurance Co., Ltd.	195,640	63,259
	Thinking Electronic Industrial Co., Ltd.	76,058	41,486
	Thye Ming Industrial Co., Ltd.	233,958	174,104
	Ton Yi Industrial Corp.	1,368,000	515,426
	Tong Yang Industry Co., Ltd.	657,884	576,905
*	Tong-Hwa Synthetic Fiber Co., Ltd.	90,000	8,529
	Transcend Information, Inc.	222,517	609,292
	Tsann Kuen Enterprise Co., Ltd.	318,358	237,490
	TSRC Corp.	377,650	432,389
	TTET Union Corp.	125,000	124,371
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	170,000	15,380
	Tung Ho Steel Enterprise Corp.	1,049,400	903,830
*	Twinhead International Corp.	301,000	29,524
	TYC Brother Industrial Co., Ltd.	366,855	234,110
*	Tycoons Group Enterprise Co., Ltd.	979,000	159,624
	Tyntek Corp.	623,797	288,746
	Tze Shin International Co., Ltd.	92,378	38,043
	U-Ming Marine Transport Corp.	293,200	528,757
	Uniform Industrial Corp.	23,611	11,489
*	Union Bank of Taiwan	1,462,000	272,635
*	Union Insurance Co., Ltd.	152,595	125,071
	Uni-President Enterprises Corp.	1,787,061	1,794,498
	Unitech Electronics Co., Ltd.	170,457	73,355
	Unitech Printed Circuit Board Corp.	839,579	297,887
	United Integration Service Co., Ltd.	225,800	97,994
	United Microelectronics Corp.	11,060,441	4,177,556
	Unity Opto Technology Co., Ltd.	344,689	229,169
*	Universal Cement Corp.	932,773	384,509

48

	Universal Microelectronics Co., Ltd.	77,926	25,955
	Universal Scientific Industrial Co., Ltd.	1,750,096	559,721
	Universal, Inc.	36,000	16,532
	UPC Technology Corp.	1,143,468	405,665
	USI Corp.	1,106,000	406,133
	U-TECH Media Corp.	189,000	43,465
*	Ve Wong Corp.	269,000	147,264
*	Veutron Corp.	65,000	6,712
*	Via Technologies, Inc.	867,000	472,002
*	Visual Photonics Epitacy Co., Ltd.	29,734	18,551
	Walsin Lihwa Corp.	4,929,021	1,266,016
	Walsin Technology Corp., Ltd.	1,039,315	323,501
	Wan Hai Lines Co., Ltd.	1,183,359	541,718
	Wan Hwa Enterprise Co., Ltd.	105,482	40,072
	Waterland Financial Holdings	3,354,446	811,512
*	Wei Chih Steel Industrial Co., Ltd.	210,000	39,279
*	Wei Chuan Food Corp.	378,000	308,126
	Weltrend Semiconductor, Inc.	302,275	164,047
*	Winbond Electronics Corp.	6,450,000	1,160,020
	Wintek Corp.	1,807,064	830,900
	Wistron Corp.	1,223,046	1,546,920
	Wistron NeWeb Corp.	290,166	293,581
*	Wus Printed Circuit Co., Ltd.	309,000	60,838
	Yageo Corp.	4,505,000	1,022,355
	Yang Ming Marine Transport Corp.	2,190,234	773,196
	Yeung Cyang Industrial Co., Ltd.	536,765	278,441
*	Yi Jinn Industrial Co., Ltd.	286,300	39,022
	Yieh Phui Enterprise Co., Ltd.	2,048,207	663,095
	Yosun Industrial Corp.	479,979	309,515
	Yuanta Financial Holding Co., Ltd.	4,948,292	2,893,923
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,029,772	657,978
	Yulon Motor Co., Ltd.	1,379,715	878,319
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	109,350	114,906
	Yung Shin Pharmaceutical Industrial Co., Ltd.	206,000	218,108
	Yung Tay Engineering Co., Ltd.	695,000	362,455
	Zig Sheng Industrial Co., Ltd.	358,568	51,848
	Zinwell Corp.	219,979	375,036
	Zippy Technology Corp.	106,028	46,768
	Zyxel Communication Corp.	654,496	370,660

TOTAL — TAIWAN			221,948,293

THAILAND — (1.7%)
COMMON STOCKS — (1.7%)
*	Aapico Hitech PCL (Foreign)	758,400	95,431
*	Adkinson Securities PCL (Foreign)	3,601,345	46,950
	Advance Info Service PCL (Foreign)	380,900	858,199
	Amata Corp. PCL (Foreign)	387,500	42,830
	Asia Plus Securities PCL (Foreign)	1,281,200	49,019
	Asia Plus Securities PCL (Foreign) NVDR	1,260,100	48,211
	Asian Insulators PCL (Foreign)	151,900	13,862
*	Asian Property Development PCL (Foreign)	3,645,800	349,236

49

	Ayudhya Insurance PCL (Foreign)	191,400	63,465
	Bangchak Petroleum PCL (Foreign)	783,700	262,085
	Bangkok Aviation Fuel Services PCL (Foreign)	409,154	68,415
	Bangkok Bank PCL (Foreign)	697,600	1,695,315
	Bangkok Bank PCL (Foreign) NVDR	101,800	245,232
	Bangkok Chain Hospital PCL (Foreign)	495,200	107,362
	Bangkok Dusit Medical Services PCL (Foreign)	407,800	228,835
	Bangkok Expressway PCL (Foreign)	467,900	205,539
*	Bangkok Land PCL (Foreign)	31,813,300	225,402
*	Bangkok Land PCL (Foreign) NVDR	2,802,700	19,858
	Bank of Ayudhya PCL (Foreign) NVDR (6075949)	950,200	306,994
	Bank of Ayudhya PCL (Foreign) NVDR (6359933)	2,752,700	889,352
	Banpu PCL (Foreign)	78,800	636,474
	BEC World PCL (Foreign)	712,400	399,760
	Big C Supercenter PCL (Foreign)	59,000	69,810
	Big C Supercenter PCL (Foreign) NVDR	27,000	31,947
*	Bualuang Securities PCL (Foreign)	137,100	41,186
	Bumrungrad Hospital PCL (Foreign)	387,600	258,144
	C.P. ALL PCL (Foreign)	1,157,200	409,948
	Cal-Comp Electronics (Thailand) PCL (Foreign)	4,903,100	302,926
	Capital Nomura Securities PCL (Foreign) NVDR	123,300	56,609
	Central Plaza Hotel PCL (Foreign)	493,100	42,483
	Ch. Karnchang PCL (Foreign)	677,100	72,536
	Charoen Pokphand Foods PCL (Foreign)	4,735,900	445,605
*	Charoong Thai Wire & Cable PCL (Foreign)	343,000	28,774
	Delta Electronics (Thailand) PCL (Foreign)	913,300	308,014
	Dynasty Ceramic PCL (Foreign)	127,500	58,538
	Eastern Water Resources Development & Management PCL (Foreign)	685,700	55,190
	Electricity Generating PCL (Foreign)	120,000	232,110
*	Electricity Generating PCL NVDR	85,100	164,605
	Erawan Group PCL (Foreign)	1,115,200	42,035
*	G J Steel PCL (Foreign)	21,332,000	96,730
	Glow Energy PCL (Foreign)	556,000	373,450
	GMM Grammy PCL (Foreign)	186,400	66,034
*	Golden Land Property PCL (Foreign) NVDR	698,800	32,677
	Hana Microelectronics PCL (Foreign)	466,057	159,821
	Hermraj Land & Development PCL (Foreign)	9,272,000	141,898
	Home Product Center PCL (Foreign)	962,534	125,483
*	ICC International PCL (Foreign)	49,200	58,737
*	Indorama Polymers PCL (Foreign)	576,100	89,799
	IRPC PCL (Foreign)	1,000,000	80,487
*	Italian-Thai Development PCL (Foreign) NVDR	3,291,100	235,045
*	ITV PCL (Foreign)	183,700	5,466
	Jasmine International PCL (Foreign)	7,798,200	83,982
	Kasikornbank PCL (Foreign)	942,500	1,495,820
	KGI Securities One PCL (Foreign)	3,788,600	100,929
	Khon Kaen Sugar Industry PCL (Foreign)	829,900	183,455
	Kiatnakin Finance PCL (Foreign)	338,400	136,185
	Kim Eng Securities Thailand PCL (Foreign)	531,800	152,223
	Krung Thai Bank PCL (Foreign)	6,013,200	903,216
	Krungthai Card PCL (Foreign)	115,200	22,527

50

	L.P.N. Development PCL (Foreign)	1,590,700	139,753
	Lalin Property PCL (Foreign)	1,458,800	62,015
	Land & Houses PCL (Foreign)	942,800	109,550
	Land & Houses PCL (Foreign) NVDR	4,467,200	486,157
	Lanna Resources PCL (Foreign)	119,100	23,628
*	Loxley PCL (Foreign)	1,996,500	113,164
	Major Cineplex Group PCL (Foreign)	605,300	109,789
	MBK Development PCL (Foreign)	134,200	197,772
	Minor Corp. PCL (Foreign)	117,800	23,704
	Modernform Group PCL (Foreign)	31,000	24,819
	Muramoto Electronic (Thailand) PCL (Foreign)	7,400	22,650
	Polyplex PCL (Foreign)	373,900	46,413
	Pranda Jewelry PCL (Foreign)	462,100	46,623
	Precious Shipping PCL	1,104,000	397,359
	Property Perfect PCL (Foreign)	1,383,500	116,844
	PTT Aromatics & Refining PCL (Foreign)	1,690,243	689,797
	PTT Chemical PCL (Foreign)	739,271	879,960
	PTT Exploration & Production PCL (Foreign)	435,000	1,275,967
	PTT PCL (Foreign)	600,400	3,224,481
*	Quality Houses PCL (Foreign)	10,732,400	331,538
	Ratchaburi Electricity Generating Holding PCL (Foreign)	468,400	504,441
*	Regional Container Lines PCL (Foreign)	384,200	75,130
	Robinson Department Store PCL (Foreign)	623,500	141,363
	Rojana Industrial Park PCL (Foreign)	399,900	42,387
	Saha-Union PCL (Foreign)	297,800	113,938
	Sahaviriya Steel Industries PCL (Foreign)	8,303,400	96,483
	Samart Corporation PCL (Foreign)	428,600	69,237
	Samart I-Mobile PCL (Foreign)	1,746,000	83,626
	Sansiri PCL (Foreign)	1,512,700	87,457
	SC Asset Corp. PCL (Foreign)	430,100	84,106
	Seamico Securities PCL (Foreign)	1,786,600	90,127
	Serm Suk PCL (Foreign) NVDR	112,700	30,183
*	Shinawatra Satellite PCL (Foreign)	590,000	68,890
	Siam City Bank PCL (Foreign)	1,481,300	417,711
	Siam City Cement PCL	9,100	37,009
	Siam City Cement PCL (Foreign)	69,600	283,055
	Siam Commercial Bank PCL (Foreign)	700,900	1,196,804
*	Siam Future Development PCL (Foreign)	193,700	16,688
	Siam Makro PCL (Foreign)	79,800	155,484
*	Sino-Thai Engineering & Construction PCL (Foreign)	1,770,800	189,702
	Sri Trang Agro Industry PCL (Foreign)	91,900	23,180
	Supalai PCL (Foreign)	2,095,700	140,169
*	SVOA PCL (Foreign)	833,400	15,116
	Tata Steel (Thailand) PCL (Foreign)	5,191,400	158,898
	Thai Oil PCL (Foreign)	1,593,400	1,456,345
	Thai Plastic & Chemicals PCL (Foreign)	551,200	264,001
	Thai Reinsurance PCL (Foreign)	220,700	28,897
*	Thai Rung Union Car PCL (Foreign)	201,500	9,708
	Thai Stanley Electric (Thailand) PCL (Foreign)	45,500	87,686
	Thai Union Frozen Products PCL (Foreign)	674,500	420,547
	Thai Vegetable Oil PCL (Foreign)	271,125	82,986
	Thanachart Capital PCL (Foreign)	1,330,200	422,226

51

	The Siam Cement PCL (Foreign)	74,600	257,934
	The Siam Cement PCL (Foreign) NVDR	163,100	559,306
	Thoresen Thai Agencies PCL (Foreign)	610,720	283,855
*	Ticon Industrial Connection PCL (Foreign)	332,300	66,394
*	Tipco Asphalt PCL (Foreign)	62,800	20,646
	TIPCO Foods (Thailand) PCL (Foreign)	227,300	27,313
	Tisco Financial Group PCL (Foreign)	731,000	294,182
*	TMB Bank PCL (Foreign)	34,737,613	551,313
*	TPI Polene PCL (Foreign)	1,060,200	103,361
*	True Corp. PCL (Foreign)	4,254,700	203,782
*	TT&T PCL (Foreign)	1,272,900	22,006
	Univanich Palm Oil PCL (Foreign)	15,000	29,333
	Vanachai Group PCL (Foreign)	1,337,400	52,306
	Vibhavadi Medical Center PCL (Foreign)	479,100	37,475
	Vinythai PCL (Foreign)	563,300	71,839
	Workpoint Entertainment PCL (Foreign)	81,400	12,111
TOTAL COMMON STOCKS			31,830,969

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	11,425,426	16,190
*	Krungthai Card PCL (Foreign) Warrants 12/31/09	345,600	—
*	Thai Vegetable Oil PCL (Foreign) Warrants 05/18/12	54,225	2,920
TOTAL RIGHTS/WARRANTS			19,110

TOTAL — THAILAND			31,850,079

TURKEY — (1.9%)
COMMON STOCKS — (1.9%)
*	Adana Cimento Sanayi Ticaret A.S.	39,666	13,114
	Afyon Cimento Sanayii Ticaret A.S.	32	14,850
	Akbank T.A.S.	525,732	2,030,789
*	Akcansa Cimento Sanayi ve Ticaret A.S.	111,467	243,747
*	Akenerji Elektrik Uretim A.S.	41,512	214,090
*	Aksa Akrilik Kimya Sanayii A.S.	150,750	185,396
	Aksigorta A.S.	261,054	524,140
	Alarko Holding A.S.	205,661	279,869
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	1	1
	Alkim Alkali Kimya A.S.	8,812	25,730
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	29,390	55,627
	Anadolu Anonim Turk Sigorta Sirketi A.S.	361,031	242,791
*	Anadolu Cam Sanayii A.S.	220,764	177,393
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	121,489	859,507
	Anadolu Hayat Sigorta A.S.	76,696	83,624
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	11,993	28,932
	Arcelik A.S	215,630	361,717
	Aselsan Elektronik Sanayi ve Ticaret A.S.	20,792	51,329
*	Asya Katilim Bankasi A.S.	573,366	547,514
*	Ayen Enerji A.S.	58,827	72,930
	Aygaz A.S.	227,736	336,500
	Bagfas Bandirma Gubre Fabrikalari A.S.	3,578	159,537
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	64,465	108,461

52

*	Bati Anabolu Cimento A.S.	20,789	75,805
*	Bati Soeke Cimento Sanayi A.S.	28,195	21,744
*	Beko Elektronik A.S.	47,876	18,515
	BIM BirlesikMagazalar A.S.	33,489	914,778
*	Bolu Cimento Sanayii A.S.	140,964	142,578
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	12,851	57,056
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1	23
*	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	63,578	91,905
*	Boyner Buyuk Magazacilik A.S.	20,255	8,719
*	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	1,128	31,482
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	25,039
	Bursa Cimento Fabrikasi A.S.	29,019	99,467
	Celebi Hava Servisi A.S.	7,050	39,070
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	36,942	21,204
*	Cimsa Cimento Sanayi ve Ticaret A.S.	90,662	232,429
	Coca-Cola Icecek A.S.	63,006	295,016
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	26,142	45,726
*	Dogan Gazetecilik A.S.	39,912	35,172
*	Dogan Sirketler Grubu Holding A.S.	1,672,750	671,475
*	Dogan Yayin Holding A.S.	377,959	156,624
	Dogus Otomotiv Servis ve Ticaret A.S.	82,629	140,074
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	200,417	47,446
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	29,614	22,883
*	EGE Seramik Sanayi ve Ticaret A.S.	20,941	8,379
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	416,444	314,587
	Enka Insaat ve Sanayi A.S.	211,432	899,748
	Eregli Demir ve Celik Fabrikalari Turk A.S.	1,113,169	2,700,775
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	4,968	23,708
	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	8,502	221,139
	Ford Otomotiv Sanayi A.S.	138,652	463,866
*	Fortis Bank A.S.	18,516	14,534
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	29,205	16,779
*	Global Yatirim Holding A.S.	192,034	46,813
*	Goldas Kuyumculuk Sanayi A.S.	61,429	35,585
*	Goodyear Lastikleri T.A.S.	9,889	46,565
*	GSD Holding A.S.	508,433	148,970
	Gubre Fabrikalari Ticaret A.S.	48,399	183,893
	Gunes Sigorta A.S.	230,017	199,403
	Hektas Ticaret T.A.S.	29,495	15,253
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	396,947	171,270
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	126,269	70,351
*	Ihlas Holding A.S.	393,906	73,710
	Izmir Demir Celik Sanayii A.S.	123,114	144,820
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	178,160	119,947
	Karton Sanayi ve Ticaret A.S.	1,139	42,642
*	Koc Holding A.S. Series B	585,093	1,067,904
	Konya Cimento Sanayii A.S.	2,341	67,946
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	386,170	385,810
	Mardin Cimento Sanayii ve Ticaret A.S.	84,907	256,604

53

*	Marmari Marti Otel Isletmeleri A.S.	82,260	29,252
	Marshall Boya ve Vernik Sanayii A.S.	2,741	12,947
*	Menderes Tekstil Sanayi ve Ticaret A.S.	236,388	43,033
*	Multu Aku ve Malzemeleri Sanayi A.S.	24,981	18,975
*	Net Holding A.S.	667,496	174,975
*	Net Turizm Ticaret ve Sanayi A.S.	68,612	27,852
	Nortel Networks Netas Telekomuenikasyon A.S.	8,028	73,587
	Otobus Karoseri Sanayi A.S.	13,080	91,452
*	Parsan Makina Parcalari Sanayii A.S.	39,195	26,794
*	Petkim Petrokimya Holding A.S.	181,760	525,128
	Pinar Entegre Et ve Un Sanayi A.S.	17,450	27,876
	Pinar Sut Mamulleri Sanayii A.S.	25,245	48,600
*	Sanko Pazarlama Ithalat Ihracat A.S.	23,627	35,897
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	87,323	109,090
*	Sekerbank T.A.S.	353,386	339,058
*	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	292,139	328,890
*	Tat Konserve Sanayii A.S.	142,867	132,220
*	TAV Havalimanlari Holding A.S. (B1RMFT9)	141,537	298,327
*	TAV Havalimanlari Holding A.S. (B4RNY41)	70,768	142,399
*	Tekfen Holding A.S.	64,562	138,968
*	Tekstil Bankasi A.S.	163,669	57,043
*	Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S. (B03MY22)	21,953	37,045
*	Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S. (B3N5HB2)	33,560	36,701
	Tofas Turk Otomobil Fabrikasi A.S.	176,650	213,950
*	Trakya Cam Sanayii A.S.	414,200	291,765
	Tupras-Turkiye Petrol Rafinerileri A.S.	192,593	1,929,915
	Turcas Petrol A.S.	97,228	194,746
*	Turk Ekonomi Bankasi A.S.	403,974	234,681
*	Turk Hava Yollari Anonim Ortakligi A.S.	97,559	477,561
*	Turk Sise ve Cam Fabrikalari A.S.	586,379	457,569
	Turkcell Iletisim Hizmetleri A.S.	212,663	1,086,731
	Turkcell Iletisim Hizmetleri A.S. ADR	33,488	425,298
*	Turkiye Garanti Bankasi A.S.	1,790,492	3,753,917
*	Turkiye Halk Bankasi A.S.	216,494	757,492
	Turkiye Is Bankasi A.S.	865,679	2,499,246
*	Turkiye Sinai Kalkinma Bankasi A.S.	556,591	323,164
	Turkiye Vakiflar Bankasi T.A.O.	1,413,254	1,600,128
	Ulker Biskuvi Sanayi A.S.	170,028	252,812
*	Uzel Makina Sanayii A.S.	63,027	30,721
*	Vestel Elektronik Sanayi ve Ticaret A.S.	116,794	103,206
	Yapi Kredi Sigorta A.S.	27,709	116,671
*	Yapi ve Kredi Bankasi A.S.	765,887	1,034,014
*	Zorlu Enerji Elektrik Uretim A.S.	46,501	82,478
TOTAL COMMON STOCKS			36,174,993

RIGHTS/WARRANTS — (0.0%)
*	Deva Holding A.S. Rights 05/05/09	26,142	55,543

TOTAL — TURKEY			36,230,536

54

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $6,570,000 FNMA 5.00%, 06/01/23, valued at $6,123,582) to be repurchased at $6,032,032	$6,032	6,032,000

		Shares
SECURITIES LENDING COLLATERAL — (11.5%)
§ @	DFA Short Term Investment Fund LP	216,330,468	216,330,468

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $1,677,142) to be repurchased at $1,644,265	$1,644	1,644,257
TOTAL SECURITIES LENDING COLLATERAL			217,974,725

TOTAL INVESTMENTS - (100.0%) (Cost $2,152,322,873)			$1,906,396,052

See accompanying Notes to Financial Statements.

55

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (84.4%)
Consumer Discretionary — (8.2%)
#	Abercrombie & Fitch Co.	32,539	$880,505
*	Amazon.com, Inc.	120,152	9,674,639
*	Apollo Group, Inc. Class A	39,955	2,515,167
# *	AutoNation, Inc.	40,325	714,156
# *	Autozone, Inc.	14,176	2,358,745
# *	Bed Bath and Beyond, Inc.	97,084	2,953,295
#	Best Buy Co., Inc.	126,722	4,863,590
*	Big Lots, Inc.	30,694	848,382
	Black & Decker Corp.	22,477	905,823
	Carnival Corp.	163,635	4,398,509
	CBS Corp. Class B	253,843	1,787,055
#	Centex Corp.	46,481	508,502
*	Coach, Inc.	120,000	2,940,000
	Comcast Corp. Class A	1,076,779	16,647,003
#	D.R. Horton, Inc.	103,010	1,344,280
#	Darden Restaurants, Inc.	51,205	1,893,049
	Disney (Walt) Co.	693,896	15,196,322
*	Dr Pepper Snapple Group, Inc.	94,827	1,963,867
#	Eastman Kodak Co.	100,251	305,766
# *	Expedia, Inc.	78,407	1,067,119
	Family Dollar Stores, Inc.	52,298	1,735,771
*	Ford Motor Co.	895,741	5,356,531
	Fortune Brands, Inc.	56,125	2,206,274
*	GameStop Corp. Class A	61,219	1,846,365
#	Gannett Co., Inc.	85,378	333,828
	Gap, Inc.	174,294	2,708,529
#	General Motors Corp.	228,205	438,154
#	Genuine Parts Co.	59,599	2,023,982
*	Goodyear Tire & Rubber Co.	90,216	991,474
	H&R Block, Inc.	126,967	1,922,280
#	Harley-Davidson, Inc.	87,315	1,934,900
	Harman International Industries, Inc.	21,894	398,252
#	Hasbro, Inc.	46,331	1,235,184
	Home Depot, Inc.	633,760	16,680,563
	International Game Technology	110,419	1,363,675
# *	Interpublic Group of Companies, Inc.	178,085	1,114,812
#	J.C. Penney Co., Inc.	83,051	2,548,835
#	Johnson Controls, Inc.	222,116	4,222,425
	KB HOME	28,135	508,399
# *	Kohl’s Corp.	113,902	5,165,456
#	Leggett & Platt, Inc.	58,632	841,956
#	Lennar Corp. Class A	52,806	514,330
	Limited Brands, Inc.	101,144	1,155,064

1

	Lowe’s Companies, Inc.	547,870	11,779,205
#	Macy’s, Inc.	157,205	2,150,564
#	Marriott International, Inc. Class A	109,852	2,588,113
	Mattel, Inc.	133,993	2,004,535
	McDonald’s Corp.	416,270	22,183,028
	McGraw-Hill Companies, Inc.	117,525	3,543,379
#	Meredith Corp.	13,460	337,577
	Newell Rubbermaid, Inc.	103,616	1,082,787
	News Corp. Class A	859,786	7,101,832
	NIKE, Inc. Class B	144,757	7,595,400
#	Nordstrom, Inc.	59,577	1,348,228
*	Office Depot, Inc.	102,730	266,071
	Omnicom Group, Inc.	116,225	3,657,601
# *	O’Reilly Automotive, Inc.	50,440	1,959,594
#	Polo Ralph Lauren Corp.	21,114	1,136,778
	Pulte Homes, Inc.	80,226	923,401
#	RadioShack Corp.	46,754	658,296
	Scripps Networks Interactive	33,698	924,673
# *	Sears Holdings Corp.	20,520	1,281,884
#	Sherwin-Williams Co.	36,803	2,084,522
	Snap-On, Inc.	21,478	728,534
#	Staples, Inc.	266,662	5,498,570
*	Starbucks Corp.	274,592	3,970,600
#	Starwood Hotels & Resorts Worldwide, Inc.	68,196	1,422,569
	Target Corp.	281,388	11,610,069
# *	The DIRECTV Group, Inc.	197,736	4,890,011
	The New York Times Co. Class A	43,585	234,487
#	The Stanley Works	29,486	1,121,353
#	The TJX Companies, Inc.	155,627	4,352,887
#	Tiffany & Co.	46,017	1,331,732
	Time Warner Cable, Inc.	131,688	4,244,304
	Time Warner, Inc.	447,038	9,758,840
	Tyco Electronics, Ltd.	171,204	2,985,798
	V.F. Corp.	32,940	1,952,354
*	Viacom, Inc. Class B	226,636	4,360,477
	Washington Post Co.	2,248	940,990
#	Whirlpool Corp.	27,492	1,241,539
	Wyndham Worldwide Corp.	66,352	774,991
# *	Wynn Resorts, Ltd.	25,001	980,789
	Yum! Brands, Inc.	171,921	5,733,565
Total Consumer Discretionary			273,754,740

Consumer Staples — (10.1%)
	Altria Group, Inc.	772,341	12,612,329
	Archer-Daniels-Midland Co.	239,937	5,907,249
#	Avon Products, Inc.	159,368	3,627,216
	Brown-Forman Corp. Class B	36,659	1,704,643
#	Campbell Soup Co.	76,561	1,969,149
	Clorox Co.	51,966	2,912,694
	Coca-Cola Co.	744,086	32,032,902
	Coca-Cola Enterprises, Inc.	118,534	2,022,190
#	Colgate-Palmolive Co.	187,391	11,056,069
#	ConAgra, Inc.	167,128	2,958,166
*	Constellation Brands, Inc. Class A	72,786	843,590
#	Costco Wholesale Corp.	161,945	7,870,527

2

	CVS Caremark Corp.	544,070	17,290,545
# *	Dean Foods Co.	57,692	1,194,224
#	Estee Lauder Companies, Inc.	43,377	1,296,972
	General Mills, Inc.	122,550	6,212,059
#	Heinz (H.J.) Co.	117,608	4,048,067
	Hormel Foods Corp.	26,099	816,638
	J.M. Smucker Co.	44,268	1,744,159
	Kellogg Co.	94,226	3,967,857
#	Kimberly-Clark Corp.	154,681	7,601,024
	Kraft Foods, Inc.	549,255	12,852,567
	Lorillard, Inc.	62,825	3,966,142
#	McCormick & Co., Inc.	48,633	1,432,242
	Molson Coors Brewing Co.	56,016	2,142,612
	Pepsi Bottling Group, Inc.	50,616	1,582,762
	PepsiCo, Inc.	581,740	28,947,382
	Philip Morris International, Inc.	749,074	27,116,479
	Procter & Gamble Co.	1,095,539	54,163,448
	Reynolds American, Inc.	63,188	2,399,880
	Safeway, Inc.	160,321	3,166,340
	Sara Lee Corp.	259,993	2,163,142
	SUPERVALU, Inc.	79,150	1,294,102
	Sysco Corp.	220,248	5,138,386
#	The Hershey Co.	61,939	2,238,475
	The Kroger Co.	243,886	5,272,815
	Tyson Foods, Inc. Class A	113,005	1,191,073
#	Walgreen Co.	368,843	11,592,735
	Wal-Mart Stores, Inc.	835,760	42,122,304
#	Whole Foods Market, Inc.	52,480	1,087,910
Total Consumer Staples			339,559,065

Energy — (10.6%)
	Anadarko Petroleum Corp.	171,902	7,402,100
	Apache Corp.	125,130	9,116,972
#	Baker Hughes, Inc.	115,456	4,107,924
#	BJ Services Co.	109,166	1,516,316
	Cabot Oil & Gas Corp.	38,668	1,167,387
# *	Cameron International Corp.	81,075	2,073,898
	Chesapeake Energy Corp.	210,086	4,140,795
	Chevron Corp.	749,301	49,528,796
	ConocoPhillips	553,311	22,685,751
#	CONSOL Energy, Inc.	67,500	2,111,400
*	Denbury Resources, Inc.	92,845	1,511,517
	Devon Energy Corp.	165,891	8,601,448
#	Diamond Offshore Drilling, Inc.	25,979	1,881,139
	El Paso Corp.	261,140	1,801,866
	ENSCO International, Inc.	53,010	1,499,123
#	EOG Resources, Inc.	93,333	5,924,779
	Exxon Mobil Corp.	1,847,176	123,151,224
	Halliburton Co.	335,362	6,781,020
	Hess Corp.	106,059	5,810,973
	Marathon Oil Corp.	264,471	7,854,789
#	Massey Energy Co.	31,956	508,420
#	Murphy Oil Corp.	71,297	3,401,580
# *	Nabors Industries, Ltd.	105,758	1,608,579
*	National-Oilwell, Inc.	156,013	4,724,074

3

	Noble Energy, Inc.	64,634	3,667,979
	Occidental Petroleum Corp.	302,886	17,049,453
	Peabody Energy Corp.	99,939	2,637,390
	Pioneer Natural Resources Co.	43,216	999,154
#	Range Resources Corp.	58,389	2,333,808
	Rowan Companies, Inc.	42,240	659,366
	Schlumberger, Ltd.	447,059	21,901,420
#	Smith International, Inc.	81,955	2,118,537
*	Southwestern Energy Co.	128,449	4,606,181
	Spectra Energy Corp.	240,479	3,486,945
	Sunoco, Inc.	43,688	1,158,169
#	Tesoro Petroleum Corp.	51,723	788,776
	The Williams Companies, Inc.	216,508	3,052,763
	Valero Energy Corp.	192,994	3,829,001
	XTO Energy, Inc.	216,687	7,510,371
Total Energy			354,711,183

Financials — (9.5%)
#	AFLAC, Inc.	174,753	5,048,613
	Allstate Corp.	200,371	4,674,655
	American Express Co.	437,738	11,039,752
#	American International Group, Inc.	1,005,797	1,388,000
	Ameriprise Financial, Inc.	81,794	2,155,272
	AON Corp.	102,247	4,314,823
	Assurant, Inc.	44,024	1,075,947
	Bank of America Corp.	2,392,832	21,367,990
	Bank of New York Mellon Corp.	429,489	10,943,380
#	BB&T Corp.	209,064	4,879,554
	Capital One Financial Corp.	146,463	2,451,791
# *	CB Richard Ellis Group, Inc.	84,075	630,563
	Chubb Corp.	131,697	5,129,598
	Cincinnati Financial Corp.	60,743	1,454,795
	CIT Group, Inc.	145,321	322,613
#	Citigroup, Inc.	2,047,002	6,243,356
	CME Group, Inc.	24,799	5,489,259
	Comerica, Inc.	56,522	1,185,832
	Discover Financial Services	179,967	1,463,132
# *	E*TRADE Financial Corp.	213,829	305,775
#	Federated Investors, Inc.	33,260	760,989
#	Fifth Third Bancorp	215,826	884,887
#	First Horizon National Corp.	78,879	907,904
	Franklin Resources, Inc.	56,591	3,422,624
	Genworth Financial, Inc.	161,913	382,115
	Goldman Sachs Group, Inc.	172,614	22,180,899
	Hartford Financial Services Group, Inc.	121,569	1,394,396
	Hudson City Bancorp, Inc.	195,251	2,452,353
#	Huntington Bancshares, Inc.	136,862	381,845
# *	IntercontinentalExchange, Inc.	27,155	2,378,778
	Invesco, Ltd.	141,452	2,082,173
#	Janus Capital Group, Inc.	59,103	592,803
	JPMorgan Chase & Co.	1,404,708	46,355,364
#	KeyCorp	184,919	1,137,252
#	Legg Mason, Inc.	53,380	1,071,337
# *	Leucadia National Corp.	67,754	1,438,417
	Lincoln National Corp.	95,708	1,075,758

4

	Loews Corp.	135,001	3,360,175
#	M&T Bank Corp.	29,058	1,524,092
	Marsh & McLennan Cos., Inc.	192,499	4,059,804
	Marshall & Ilsley Corp.	99,177	573,243
#	MasterCard, Inc. Class A	27,079	4,967,643
# *	MBIA, Inc.	63,973	302,592
	MetLife, Inc.	305,796	9,097,431
	Moody’s Corp.	71,213	2,102,208
	Morgan Stanley	401,645	9,494,888
	Northern Trust Corp.	89,138	4,845,542
	NYSE Euronext, Inc.	96,813	2,243,157
#	People’s United Financial, Inc.	130,166	2,033,193
#	PNC Financial Services Group, Inc.	159,968	6,350,730
#	Principal Financial Group, Inc.	97,022	1,585,339
*	Progressive Corp.	252,959	3,865,214
	Prudential Financial, Inc.	158,490	4,577,191
	Regions Financial Corp.	259,652	1,165,837
# *	SLM Corp.	174,714	843,869
	State Street Corp.	161,467	5,510,869
#	SunTrust Banks, Inc.	133,327	1,925,242
#	T. Rowe Price Group, Inc.	95,704	3,686,518
#	The Charles Schwab Corp.	350,405	6,475,484
*	The NASDAQ OMX Group, Inc.	51,325	986,980
	The Travelers Companies, Inc.	218,624	8,994,191
#	Torchmark Corp.	31,589	926,505
	U.S. Bancorp	656,070	11,953,595
	Unum Group	123,787	2,022,680
#	Wells Fargo & Co.	1,584,076	31,697,361
	XL Capital, Ltd.	127,917	1,216,491
	Zions Bancorporation	43,113	471,225
Total Financials			319,323,883

Health Care — (11.7%)
	Abbott Laboratories	577,662	24,175,155
	Aetna, Inc.	169,517	3,731,069
#	Allergan, Inc.	114,947	5,363,427
	AmerisourceBergen Corp.	56,921	1,914,822
# *	Amgen, Inc.	386,494	18,733,364
#	Bard (C.R.), Inc.	37,167	2,662,272
	Baxter International, Inc.	229,456	11,128,616
	Becton Dickinson & Co.	89,603	5,419,189
# *	Biogen Idec, Inc.	111,112	5,371,154
*	Boston Scientific Corp.	561,533	4,722,493
	Bristol-Myers Squibb Co.	739,938	14,206,810
	Cardinal Health, Inc.	134,713	4,551,952
# *	Celgene Corp.	171,746	7,336,989
# *	Cephalon, Inc.	25,720	1,687,489
	Cigna Corp.	101,313	1,996,879
*	Coventry Health Care, Inc.	55,431	881,907
	Covidien, Ltd.	188,353	6,211,882
# *	DaVita, Inc.	38,836	1,800,825
#	DENTSPLY International, Inc.	55,546	1,589,727
	Eli Lilly & Co.	377,960	12,442,443
*	Express Scripts, Inc.	92,580	5,922,343
*	Forest Laboratories, Inc.	112,742	2,445,374

5

*	Genzyme Corp.	101,431	5,409,315
*	Gilead Sciences, Inc.	340,513	15,595,495
*	Hospira, Inc.	59,668	1,961,287
*	Humana, Inc.	63,117	1,816,507
#	IMS Health, Inc.	67,882	852,598
# *	Intuitive Surgical, Inc.	14,647	2,105,213
	Johnson & Johnson	1,033,854	54,132,595
*	King Pharmaceuticals, Inc.	92,137	726,040
# *	Laboratory Corp. of America Holdings	40,481	2,596,856
*	Life Technologies Corp.	64,966	2,423,232
	McKesson Corp.	102,357	3,787,209
*	Medco Health Solutions, Inc.	183,544	7,993,341
	Medtronic, Inc.	417,990	13,375,680
#	Merck & Co., Inc.	787,860	19,097,726
# *	Millipore Corp.	20,706	1,223,725
# *	Mylan, Inc.	113,897	1,509,135
# *	Patterson Companies, Inc.	34,191	699,548
	PerkinElmer, Inc.	43,426	632,717
#	Pfizer, Inc.	2,521,375	33,685,570
	Quest Diagnostics, Inc.	57,701	2,961,792
	Schering-Plough Corp.	607,950	13,995,009
*	St. Jude Medical, Inc.	129,391	4,337,186
#	Stryker Corp.	88,933	3,442,596
# *	Tenet Healthcare Corp.	155,254	349,322
*	Thermo Fisher Scientific, Inc.	156,308	5,483,285
	UnitedHealth Group, Inc.	454,395	10,687,370
*	Varian Medical Systems, Inc.	46,496	1,551,572
# *	Waters Corp.	36,276	1,602,311
*	Watson Pharmaceuticals, Inc.	39,108	1,210,002
*	WellPoint, Inc.	186,296	7,966,017
	Wyeth	497,681	21,101,674
*	Zimmer Holdings, Inc.	83,296	3,664,191
Total Health Care			392,272,297

Industrials — (8.8%)
#	3M Co.	259,338	14,937,869
	Avery Dennison Corp.	42,139	1,211,075
	B.F. Goodrich Co.	46,263	2,048,526
#	Boeing Co.	271,425	10,870,571
	Burlington Northern Santa Fe Corp.	104,029	7,019,877
#	C.H. Robinson Worldwide, Inc.	63,623	3,382,199
#	Caterpillar, Inc.	224,849	8,000,127
	Cintas Corp.	49,116	1,260,317
#	Cooper Industries, Ltd.	62,464	2,048,195
	CSX Corp.	149,240	4,416,012
#	Cummins, Inc.	75,264	2,558,976
#	Danaher Corp.	95,303	5,569,507
#	Deere & Co.	157,994	6,518,832
#	Dover Corp.	69,531	2,140,164
	Eaton Corp.	61,751	2,704,694
	Emerson Electric Co.	282,231	9,607,143
	Equifax, Inc.	47,276	1,378,568
#	Expeditors International of Washington, Inc.	79,287	2,752,052
#	Fastenal Co.	48,302	1,852,865
	FedEx Corp.	116,360	6,511,506

6

	Flowserve Corp.	20,902	1,419,246
#	Fluor Corp.	67,853	2,569,593
	General Dynamics Corp.	144,311	7,456,549
	General Electric Co.	3,947,477	49,935,584
	Honeywell International, Inc.	274,809	8,576,789
#	Illinois Tool Works, Inc.	143,672	4,712,442
#	Ingersoll-Rand Co., Ltd. Class A	119,190	2,594,766
	ITT Industries, Inc.	67,956	2,786,876
# *	Jacobs Engineering Group, Inc.	46,006	1,750,068
	L-3 Communications Holdings, Inc.	44,326	3,375,425
	Lockheed Martin Corp.	124,111	9,746,437
	Masco Corp.	134,380	1,190,607
*	Monster Worldwide, Inc.	47,830	660,054
#	Norfolk Southern Corp.	136,982	4,887,518
	Northrop Grumman Corp.	122,299	5,913,157
#	Paccar, Inc.	135,601	4,805,699
	Pall Corp.	44,136	1,165,632
	Parker Hannifin Corp.	60,057	2,723,585
#	Pitney Bowes, Inc.	77,121	1,892,549
	Precision Castparts Corp.	52,307	3,915,702
	R. R. Donnelley & Sons Co.	76,706	893,625
	Raytheon Co.	149,563	6,764,734
	Republic Services, Inc.	120,350	2,527,350
#	Robert Half International, Inc.	56,577	1,358,980
#	Rockwell Automation, Inc.	52,996	1,674,144
#	Rockwell Collins, Inc.	59,099	2,266,447
	Ryder System, Inc.	20,796	575,841
	Southwest Airlines Co.	276,665	1,931,122
*	Stericycle, Inc.	31,880	1,500,910
#	Textron, Inc.	90,813	974,423
	The Dun & Bradstreet Corp.	19,953	1,624,174
#	The Manitowoc Co., Inc.	48,728	289,932
	Union Pacific Corp.	188,093	9,242,890
#	United Parcel Service, Inc.	372,093	19,475,348
#	United Technologies Corp.	352,228	17,202,816
#	W.W. Grainger, Inc.	23,783	1,994,918
#	Waste Management, Inc.	183,707	4,899,466
Total Industrials			294,064,473

Information Technology — (15.4%)
# *	Adobe Systems, Inc.	195,883	5,357,400
# *	Advanced Micro Devices, Inc.	209,270	755,465
*	Affiliated Computer Services, Inc. Class A	36,466	1,764,225
*	Agilent Technologies, Inc.	131,569	2,402,450
# *	Akamai Technologies, Inc.	63,729	1,403,313
#	Altera Corp.	109,630	1,788,065
#	Amphenol Corp.	63,989	2,165,388
#	Analog Devices, Inc.	108,860	2,316,541
*	Apple, Inc.	332,887	41,887,171
#	Applied Materials, Inc.	496,908	6,067,247
*	Autodesk, Inc.	84,586	1,686,645
#	Automatic Data Processing, Inc.	188,726	6,643,155
# *	BMC Software, Inc.	69,019	2,392,889
*	Broadcom Corp.	159,025	3,687,790
	CA, Inc.	147,403	2,542,702

7

# *	Ciena Corp.	33,893	405,021
*	Cisco Sytems, Inc.	2,181,871	42,153,748
# *	Citrix Systems, Inc.	67,326	1,920,811
*	Cognizant Technology Solutions Corp.	109,059	2,703,573
*	Computer Sciences Corp.	56,630	2,093,045
# *	Compuware Corp.	92,182	689,521
*	Convergys Corp.	45,676	461,784
	Corning, Inc.	581,267	8,498,124
*	Dell, Inc.	646,875	7,516,688
# *	eBay, Inc.	402,839	6,634,758
*	Electronic Arts, Inc.	120,295	2,448,003
# *	EMC Corp.	752,036	9,423,011
	Fidelity National Information Services, Inc.	71,366	1,273,883
*	Fiserv, Inc.	58,312	2,176,204
*	FLIR Systems, Inc.	56,369	1,250,264
*	Google, Inc.	89,570	35,467,033
	Harris Corp.	49,947	1,527,379
	Hewlett-Packard Co.	895,851	32,232,719
#	Intel Corp.	2,079,070	32,807,725
	International Business Machines Corp.	501,517	51,761,570
*	Intuit, Inc.	120,071	2,777,242
*	Iron Mountain, Inc.	67,140	1,912,819
#	Jabil Circuit, Inc.	79,933	647,457
*	JDS Uniphase Corp.	80,413	370,704
# *	Juniper Networks, Inc.	195,172	4,225,474
	KLA-Tencor Corp.	63,490	1,761,213
# *	Lexmark International, Inc.	29,072	570,393
	Linear Technology Corp.	82,930	1,806,215
*	LSI Corp.	242,272	930,324
*	McAfee, Inc.	57,602	2,162,379
*	MEMC Electronic Materials, Inc.	83,533	1,353,235
#	Microchip Technology, Inc.	68,079	1,565,817
*	Micron Technology, Inc.	308,019	1,503,133
	Microsoft Corp.	2,858,023	57,903,546
#	Molex, Inc.	51,802	863,539
	Motorola, Inc.	850,977	4,705,903
#	National Semiconductor Corp.	72,876	901,476
# *	NetApp, Inc.	123,630	2,262,429
*	Novell, Inc.	128,731	484,029
# *	Novellus Systems, Inc.	36,286	655,325
# *	Nvidia Corp.	200,752	2,304,633
	Oracle Corp.	1,433,554	27,724,934
#	Paychex, Inc.	120,037	3,242,199
# *	QLogic Corp.	45,317	642,595
#	QUALCOMM, Inc.	616,562	26,092,904
# *	Salesforce.com, Inc.	39,507	1,691,295
*	Sandisk Corp.	84,533	1,328,859
*	Sun Microsystems, Inc.	278,369	2,549,860
*	Symantec Corp.	306,882	5,293,715
*	Tellabs, Inc.	147,901	775,001
*	Teradata Corp.	64,688	1,081,583
*	Teradyne, Inc.	64,553	383,445
#	Texas Instruments, Inc.	477,174	8,617,762
	Total System Services, Inc.	73,740	919,538
# *	VeriSign, Inc.	71,891	1,479,517

8

	Western Union Co.	265,394	4,445,350
	Xerox Corp.	323,255	1,975,088
#	Xilinx, Inc.	102,461	2,094,303
*	Yahoo!, Inc.	521,150	7,447,234
Total Information Technology			515,757,777

Materials — (2.8%)
	Air Products & Chemicals, Inc.	78,367	5,164,385
#	AK Steel Holding Corp.	41,457	539,356
	Alcoa, Inc.	355,226	3,221,900
	Allegheny Technologies, Inc.	36,428	1,192,288
	Ball Corp.	35,053	1,322,199
	Bemis Co., Inc.	37,331	897,437
	CF Industries Holdings, Inc.	18,088	1,303,240
	Dow Chemical Co.	345,519	5,528,304
#	du Pont (E.I.) de Nemours & Co.	337,364	9,412,456
	Eastman Chemical Co.	27,117	1,076,003
#	Ecolab, Inc.	62,684	2,416,468
	Freeport-McMoRan Copper & Gold, Inc. Class B	153,881	6,563,025
#	International Flavors & Fragrances, Inc.	29,416	917,779
	International Paper Co.	159,898	2,024,309
	MeadWestavco Corp.	63,849	999,875
	Monsanto Co.	204,818	17,387,000
#	Newmont Mining Corp.	182,860	7,358,286
	Nucor Corp.	117,383	4,776,314
# *	Owens-Illinois, Inc.	62,479	1,523,863
*	Pactiv Corp.	49,164	1,074,725
	PPG Industries, Inc.	61,389	2,704,185
	Praxair, Inc.	114,787	8,564,258
	Sealed Air Corp.	59,013	1,124,788
#	Sigma-Aldrich Corp.	45,651	2,001,340
#	Titanium Metals Corp.	31,813	216,010
#	United States Steel Corp.	52,259	1,387,476
	Vulcan Materials Co.	41,252	1,961,533
	Weyerhaeuser Co.	78,956	2,783,989
Total Materials			95,442,791

Real Estate Investment Trusts — (0.8%)
	Apartment Investment & Management Co. Class A	43,845	320,069
#	AvalonBay Communities, Inc.	29,808	1,693,392
#	Boston Properties, Inc.	45,328	2,240,110
	Developers Diversified Realty Corp.	2,851	11,775
	Equity Residential	101,969	2,334,070
#	HCP, Inc.	94,918	2,083,450
	Health Care REIT, Inc.	41,392	1,410,225
	Host Marriott Corp.	221,085	1,700,144
#	Kimco Realty Corp.	87,144	1,047,471
#	Plum Creek Timber Co., Inc.	61,615	2,126,950
#	ProLogis	100,029	911,264
#	Public Storage	46,875	3,134,063
	Simon Property Group, Inc.	94,131	4,857,160
#	Ventas, Inc.	58,370	1,671,717
#	Vornado Realty Trust	57,640	2,818,020
Total Real Estate Investment Trusts			28,359,880

9

Telecommunication Services — (3.1%)
*	American Tower Corp.	148,434	4,714,264
	AT&T, Inc.	2,202,912	56,438,605
#	CenturyTel, Inc.	37,498	1,018,071
	Embarq Corp.	53,298	1,948,575
	Frontier Communications Corp.	116,367	827,369
#	Qwest Communications International, Inc.	549,327	2,136,882
*	Sprint Nextel Corp.	1,070,920	4,669,211
	Verizon Communications, Inc.	1,061,801	32,215,042
	Windstream Corp.	164,881	1,368,512
Total Telecommunication Services			105,336,531

Utilities — (3.4%)
# *	AES Corp.	249,030	1,760,642
#	Allegheny Energy, Inc.	63,325	1,641,384
	Ameren Corp.	79,439	1,828,686
	American Electric Power Co., Inc.	174,218	4,595,871
	CenterPoint Energy, Inc.	129,858	1,381,689
#	CMS Energy Corp.	84,710	1,018,214
#	Consolidated Edison, Inc.	102,363	3,800,738
#	Constellation Energy Group	74,433	1,792,347
	Dominion Resources, Inc.	218,104	6,578,017
	DTE Energy Co.	61,025	1,804,509
	Duke Energy Corp.	478,892	6,613,499
*	Dynegy, Inc.	189,216	336,804
	Edison International	121,787	3,472,147
	Entergy Corp.	70,815	4,586,688
	EQT Corp.	48,915	1,645,011
#	Exelon Corp.	246,049	11,350,240
#	FirstEnergy Corp.	113,947	4,660,432
#	FPL Group, Inc.	152,863	8,222,501
#	Integrys Energy Group, Inc.	28,567	754,454
#	Nicor, Inc.	16,894	542,973
	NiSource, Inc.	102,534	1,126,849
	Northeast Utilities, Inc.	64,366	1,352,973
	Pepco Holdings, Inc.	81,904	978,753
#	PG&E Corp.	136,722	5,075,121
#	Pinnacle West Capital Corp.	37,749	1,033,568
	PPL Corp.	140,292	4,196,134
	Progress Energy, Inc.	103,014	3,514,838
	Public Service Enterprise Group, Inc.	189,139	5,643,908
	Questar Corp.	64,892	1,928,590
	SCANA Corp.	45,297	1,368,875
#	Sempra Energy	90,992	4,187,452
#	Southern Co.	290,673	8,394,636
	TECO Energy, Inc.	79,592	842,879
	Wisconsin Energy Corp.	43,703	1,746,372
#	Xcel Energy, Inc.	169,786	3,130,854
Total Utilities			112,908,648

TOTAL COMMON STOCKS			2,831,491,268

10

Face
Amount
(000)
TEMPORARY CASH INVESTMENTS — (2.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $78,230,000 FHLMC 4.50%, 05/01/23, valued at $74,771,704) to be repurchased at $73,662,389	$73,662	73,662,000

		Shares
SECURITIES LENDING COLLATERAL — (13.4%)
§ @	DFA Short Term Investment Fund LP	448,664,132	448,664,132

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $2,880,483 FNMA 7.000%, 12/01/38, valued at $2,758,031) to be repurchased at $2,677,713	$2,678	2,677,700

TOTAL SECURITIES LENDING COLLATERAL			451,341,832

TOTAL INVESTMENTS - (100.0%)
(Cost $3,693,209,643)			$3,356,495,100

See accompanying Notes to Financial Statements.

11

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (84.3%)
Consumer Discretionary — (14.5%)
*	Ascent Media Corp.	50,869	$1,310,385
* #	AutoNation, Inc.	307,114	5,438,989
#	Bunge, Ltd.	180,424	8,662,156
	Carnival Corp.	2,310,498	62,106,186
#	CBS Corp. Class B	4,471,899	31,482,169
	Comcast Corp. Class A	11,815,542	182,668,279
	Comcast Corp. Special Class A	3,259,343	47,847,155
*	Discovery Communications, Inc. (25470F104)	499,995	9,494,905
*	Discovery Communications, Inc. (25470F302)	504,695	8,842,256
	Disney (Walt) Co.	3,646,964	79,868,512
*	Dr Pepper Snapple Group, Inc.	399,380	8,271,160
* #	Expedia, Inc.	1,137,251	15,477,986
#	Fortune Brands, Inc.	657,410	25,842,787
#	J.C. Penney Co., Inc.	813,060	24,952,811
#	Johnson Controls, Inc.	1,097,434	20,862,220
#	Leggett & Platt, Inc.	684,328	9,826,950
* #	Liberty Global, Inc. Class A	304,305	5,017,990
* #	Liberty Global, Inc. Series C	333,205	5,451,234
*	Liberty Media Corp. - Entertainment Class A	3,004,009	73,147,619
*	Liberty Media Corp. Interactive Class A	3,585,265	19,001,905
#	Macy’s, Inc.	1,812,030	24,788,570
* #	Mohawk Industries, Inc.	392,417	18,565,248
	News Corp. Class A	3,089,831	25,522,004
#	News Corp. Class B	1,536,161	14,009,788
#	Royal Caribbean Cruises, Ltd.	544,275	8,017,171
* #	Sears Holdings Corp.	503,427	31,449,085
*	Ticketmaster Entertainment, Inc.	73,729	387,815
	Time Warner Cable, Inc.	1,980,956	63,846,212
	Time Warner, Inc.	6,156,393	134,394,059
* #	Toll Brothers, Inc.	904,000	18,315,040
#	Tyco Electronics, Ltd.	1,547,828	26,994,120
	Washington Post Co.	21,735	9,098,054
#	Whirlpool Corp.	322,215	14,551,229
Total Consumer Discretionary			1,035,512,049

Consumer Staples — (5.0%)
	Archer-Daniels-Midland Co.	1,665,460	41,003,625
*	Constellation Brands, Inc. Class A	851,502	9,868,908
#	Corn Products International, Inc.	428,526	10,241,771
	CVS Caremark Corp.	4,387,117	139,422,578
	J.M. Smucker Co.	415,202	16,358,959
	Kraft Foods, Inc.	2,137,904	50,026,954
	Molson Coors Brewing Co.	755,890	28,912,793

1

	PepsiAmericas, Inc.	521,775	12,820,012
#	Ralcorp Holdings, Inc.	41,800	2,389,288
*	Smithfield Foods, Inc.	360,420	3,114,029
#	SUPERVALU, Inc.	1,327,679	21,707,552
	Tyson Foods, Inc. Class A	1,926,959	20,310,148
Total Consumer Staples			356,176,617

Energy — (13.4%)
	Anadarko Petroleum Corp.	2,783,468	119,856,132
#	Apache Corp.	1,942,671	141,543,009
#	BJ Services Co.	247,500	3,437,775
	Cabot Oil & Gas Corp.	205,645	6,208,423
#	Chesapeake Energy Corp.	2,496,221	49,200,516
#	Cimarex Energy Co.	406,047	10,922,664
	ConocoPhillips	5,133,566	210,476,206
	Devon Energy Corp.	1,962,942	101,778,543
#	ENSCO International, Inc.	614,773	17,385,780
* #	Forest Oil Corp.	262,748	4,203,968
#	Helmerich & Payne, Inc.	17,866	550,630
#	Marathon Oil Corp.	3,096,335	91,961,150
*	National-Oilwell, Inc.	500,000	15,140,000
*	Newfield Exploration Co.	650,516	20,283,089
#	Noble Energy, Inc.	443,900	25,191,325
#	Patterson-UTI Energy, Inc.	269,500	3,425,345
*	Petrohawk Energy Corp.	439,600	10,374,560
#	Pioneer Natural Resources Co.	650,933	15,049,571
*	Plains Exploration & Production Co.	211,800	3,996,666
*	Pride International, Inc.	644,204	14,623,431
#	Rowan Companies, Inc.	456,566	7,126,995
	Sunoco, Inc.	150,000	3,976,500
#	Tesoro Petroleum Corp.	321,700	4,905,925
#	Tidewater, Inc.	273,715	11,838,174
	Valero Energy Corp.	1,735,295	34,428,253
	XTO Energy, Inc.	1,015,200	35,186,832
Total Energy			963,071,462

Financials — (25.0%)
* #	Allegheny Corp.	36,844	9,345,961
	Allied World Assurance Co. Holdings, Ltd.	5,000	185,700
	Allstate Corp.	2,540,615	59,272,548
	American Financial Group, Inc.	705,893	12,409,599
#	American National Insurance Co.	70,452	4,781,577
	Ameriprise Financial, Inc.	115,366	3,039,894
*	Arch Capital Group, Ltd.	39,765	2,297,622
	Aspen Insurance Holdings, Ltd.	55,754	1,314,679
#	Associated Banc-Corp.	375,110	5,802,952
	Assurant, Inc.	218,809	5,347,692
	Axis Capital Holdings, Ltd.	242,766	5,981,754
#	Bank of America Corp.	10,552,600	94,234,718
#	Bank of New York Mellon Corp.	1,972,678	50,263,835
#	BB&T Corp.	531,740	12,410,812
#	BlackRock, Inc.	275,209	40,323,623
#	Capital One Financial Corp.	1,668,884	27,937,118
	Chubb Corp.	1,620,173	63,105,738
#	Cincinnati Financial Corp.	1,073,792	25,717,318

2

#	Citigroup, Inc.	4,525,437	13,802,583
	CME Group, Inc.	119,537	26,459,515
	CNA Financial Corp.	1,783,440	21,347,777
#	Comerica, Inc.	506,408	10,624,440
	Discover Financial Services	1,976,830	16,071,628
#	Everest Re Group, Ltd.	73,800	5,508,432
	Fidelity National Financial, Inc.	935,959	16,968,937
	First American Corp.	672,080	18,872,006
	First Horizon National Corp.	406,110	4,674,326
#	Goldman Sachs Group, Inc.	511,700	65,753,450
	Hanover Insurance Group, Inc.	318,054	9,535,259
#	Hartford Financial Services Group, Inc.	1,274,698	14,620,786
#	HCC Insurance Holdings, Inc.	467,789	11,189,513
#	Invesco, Ltd.	579,203	8,525,868
	JPMorgan Chase & Co.	7,983,370	263,451,210
#	KeyCorp	1,129,300	6,945,195
#	Legg Mason, Inc.	318,747	6,397,252
	Lincoln National Corp.	1,308,073	14,702,741
	Loews Corp.	2,618,560	65,175,958
#	M&T Bank Corp.	440,052	23,080,727
* #	Markel Corp.	3,760	1,079,120
#	Marshall & Ilsley Corp.	719,200	4,156,976
#	Mercury General Corp.	156,425	5,284,037
	MetLife, Inc.	4,847,114	144,201,642
#	Morgan Stanley	4,266,297	100,855,261
#	New York Community Bancorp, Inc.	2,046,700	23,148,177
#	NYSE Euronext, Inc.	561,721	13,015,076
	Odyssey Re Holdings Corp.	345,255	13,219,814
#	Old Republic International Corp.	1,712,484	16,045,975
	PartnerRe, Ltd.	79,932	5,450,563
#	PNC Financial Services Group, Inc.	390,668	15,509,520
#	Prudential Financial, Inc.	1,829,600	52,838,848
#	Raymond James Financial, Inc.	35,371	554,971
#	Regions Financial Corp.	594,200	2,667,958
#	Reinsurance Group of America, Inc.	890,305	28,302,796
#	SunTrust Banks, Inc.	1,195,360	17,260,998
	The Travelers Companies, Inc.	3,408,676	140,232,931
	Transatlantic Holdings, Inc.	265,249	10,060,895
#	Unum Group	1,898,589	31,022,944
	W. R. Berkley Corp.	667,640	15,963,272
#	Wells Fargo & Co.	4,585,800	91,761,858
#	Wesco Financial Corp.	19,041	5,691,355
#	White Mountains Insurance Group, Ltd.	25,488	4,876,364
Total Financials			1,790,682,094

Health Care — (2.8%)
*	Boston Scientific Corp.	1,868,376	15,713,042
* #	Community Health Systems, Inc.	365,274	8,342,858
* #	Hologic, Inc.	546,638	8,123,041
* #	Humana, Inc.	137,246	3,949,940
*	King Pharmaceuticals, Inc.	1,215,010	9,574,279
#	Omnicare, Inc.	582,523	14,976,666
#	PerkinElmer, Inc.	216,000	3,147,120
*	Thermo Fisher Scientific, Inc.	418,500	14,680,980
	UnitedHealth Group, Inc.	453,521	10,666,814

3

* #	Watson Pharmaceuticals, Inc.	665,300	20,584,382
*	WellPoint, Inc.	2,193,022	93,773,621
Total Health Care			203,532,743

Industrials — (13.1%)
	Burlington Northern Santa Fe Corp.	2,043,915	137,923,384
	CSX Corp.	2,289,004	67,731,628
#	Eaton Corp.	211,859	9,279,424
#	FedEx Corp.	920,593	51,516,384
#	General Electric Co.	18,097,900	228,938,435
#	Ingersoll-Rand Co., Ltd. Class A	635,764	13,840,582
* #	Kansas City Southern	206,873	3,154,813
	KBR, Inc.	377,800	5,901,236
	Masco Corp.	1,378,058	12,209,594
#	Norfolk Southern Corp.	2,221,920	79,278,106
	Northrop Grumman Corp.	1,973,778	95,432,166
	Parker Hannifin Corp.	6,251	283,483
#	Pentair, Inc.	273,920	7,297,229
	R. R. Donnelley & Sons Co.	769,772	8,967,844
#	Ryder System, Inc.	319,005	8,833,249
	Southwest Airlines Co.	4,297,932	29,999,565
	Teleflex, Inc.	17,080	734,098
#	Timken Co.	210,642	3,387,123
	Tyco International, Ltd.	336,967	8,006,336
#	Union Pacific Corp.	3,172,808	155,911,785
*	URS Corp.	220,435	9,712,366
Total Industrials			938,338,830

Information Technology — (3.0%)
*	Arrow Electronics, Inc.	498,400	11,333,616
*	Avnet, Inc.	860,267	18,831,245
* #	Computer Sciences Corp.	1,338,943	49,487,333
	Fidelity National Information Services, Inc.	935,123	16,691,946
*	IAC/InterActiveCorp	885,425	14,184,509
*	Ingram Micro, Inc.	972,655	14,122,951
* #	Micron Technology, Inc.	3,840,357	18,740,942
	Motorola, Inc.	6,603,400	36,516,802
*	Sandisk Corp.	330,514	5,195,680
*	Tellabs, Inc.	1,931,218	10,119,582
	Xerox Corp.	3,715,156	22,699,603
Total Information Technology			217,924,209

Materials — (2.5%)
#	Alcoa, Inc.	3,921,408	35,567,171
#	Allegheny Technologies, Inc.	83,636	2,737,406
#	Dow Chemical Co.	3,647,149	58,354,384
#	International Paper Co.	1,709,245	21,639,042
#	MeadWestavco Corp.	1,023,001	16,020,196
	Reliance Steel & Aluminum Co.	187,800	6,616,194
#	Valspar Corp.	2,200	52,800
#	Weyerhaeuser Co.	1,105,551	38,981,728
Total Materials			179,968,921

Telecommunication Services — (4.9%)
	AT&T, Inc.	8,259,100	211,598,142

4

#	CenturyTel, Inc.	504,003	13,683,681
*	Sprint Nextel Corp.	6,449,998	28,121,991
	Telephone & Data Systems, Inc.	326,873	9,371,449
	Telephone & Data Systems, Inc. Special Shares	174,000	4,496,160
* #	United States Cellular Corp.	264,225	8,983,650
	Verizon Communications, Inc.	2,528,765	76,722,730
Total Telecommunication Services			352,977,803

Utilities — (0.1%)
*	AES Corp.	682,485	4,825,169
*	Mirant Corp.	190,325	2,422,837
Total Utilities			7,248,006

TOTAL COMMON STOCKS			6,045,432,734

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $19,225,000 FHLMC 4.50%, 05/01/23, valued at $18,375,125) to be repurchased at $18,099,096	$18,099	18,099,000

		Shares
SECURITIES LENDING COLLATERAL — (15.4%)
§ @	DFA Short Term Investment Fund LP	1,097,153,506	1,097,153,506

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $8,840,259 FNMA 5.000%, 06/01/35 & 7.000%, 12/01/38, valued at $6,744,429) to be repurchased at $6,548,020	$6,548	6,547,989

TOTAL SECURITIES LENDING COLLATERAL		1,103,701,495

TOTAL INVESTMENTS - (100.0%)
(Cost $7,227,800,984)		$7,167,233,229

See accompanying Notes to Financial Statements.

5

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (4.1%)
COMMON STOCKS — (4.1%)
	Amcor, Ltd.	1,402,938	$4,898,087
	Amcor, Ltd. Sponsored ADR	77,103	1,064,021
	Australia & New Zealand Banking Group, Ltd.	3,302,749	38,088,001
	AXA Asia Pacific Holdings, Ltd.	1,433,563	4,057,930
	Bendigo Bank, Ltd.	207,246	1,031,981
#	BlueScope Steel, Ltd.	1,800,962	3,046,715
#	Boral, Ltd.	1,200,764	3,565,939
#	Caltex Australia, Ltd.	265,507	1,895,909
	Commonwealth Bank of Australia	2,119,091	54,145,231
#	Crown, Ltd.	720,536	3,587,691
	CSR, Ltd.	2,414,935	2,350,138
	Downer EDI, Ltd.	540,737	1,977,481
#	Fairfax Media, Ltd.	2,026,771	1,743,287
	Foster’s Group, Ltd.	2,833,281	10,833,386
	Goodman Fielder, Ltd.	2,290,858	1,908,305
#	Harvey Norman Holdings, Ltd.	113,157	244,352
	Insurance Australia Group, Ltd.	2,728,706	6,876,800
	Lend Lease Corp., Ltd.	666,651	3,491,905
#	Macquarie Group, Ltd.	383,836	9,285,798
	National Australia Bank, Ltd.	2,933,161	43,866,134
	OneSteel, Ltd.	1,568,749	2,532,469
	OZ Minerals, Ltd.	1,644,020	887,109
#	Qantas Airways, Ltd.	2,226,972	3,212,825
#	Seven Network, Ltd.	195,723	894,295
#	Sims Metal Management, Ltd.	90,075	1,308,234
	Suncorp-Metway, Ltd.	2,552,998	10,893,119
	TABCORP Holdings, Ltd.	1,277,891	6,899,746
	Toll Holdings, Ltd.	210,430	900,444
	Washington H. Soul Pattinson & Co., Ltd.	113,801	793,932
#	Wesfarmers, Ltd.	591,844	9,723,798

TOTAL — AUSTRALIA			236,005,062

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
#	Erste Group Bank AG	303,609	6,334,987
	OMV AG	383,710	11,887,381
	Voestalpine AG	180,281	3,449,265

TOTAL — AUSTRIA			21,671,633

1

BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
#	Delhaize Group	201,237	13,572,398
#	Delhaize Group Sponsored ADR	52,900	3,576,040
#	Dexia SA	1,490,720	7,230,008
	Solvay SA	55,827	4,785,340
# *	UCB SA	278,888	7,590,655
TOTAL COMMON STOCKS			36,754,441

RIGHTS/WARRANTS — (0.0%)
*	Umicore	10,045	133

TOTAL — BELGIUM			36,754,574

CANADA — (6.5%)
COMMON STOCKS — (6.5%)
	Addax Petroleum Corp.	50,600	1,392,528
	Astral Media, Inc. Class A	40,138	1,060,211
	Bank of Montreal	632,327	20,930,962
	Barrick Gold Corp.	613,432	17,760,895
	BCE, Inc.	572,125	12,230,712
#	Canadian Pacific Railway, Ltd.	336,497	12,040,913
#	Canadian Tire Corp. Class A	166,647	7,052,437
*	CGI Group, Inc.	572,389	5,074,898
#	Cogeco Cable, Inc.	11,700	286,789
	E-L Financial Corp., Ltd.	600	183,525
	Empire Co., Ltd. Class A	65,500	2,735,708
	EnCana Corp.	560,598	25,692,705
	Ensign Energy Services, Inc.	128,319	1,478,577
	Fairfax Financial Holdings, Inc.	46,500	12,298,165
	George Weston, Ltd.	107,600	5,340,776
	Gerdau Ameristeel Corp.	403,761	2,124,880
	Goldcorp, Inc.	730,500	19,968,918
	Industrial Alliance Insurance & Financial Services, Inc.	140,300	2,812,349
#	ING Canada, Inc.	128,700	3,727,371
	Jean Coutu Group PJC, Inc. Class A	307,800	2,354,994
	Loblaw Companies, Ltd.	184,013	4,957,695
	Magna International, Inc. Class A	243,268	8,352,208
#	Manitoba Telecom Services, Inc.	40,500	1,136,973
#	Manulife Financial Corp.	1,562,378	26,604,811
	Metro, Inc. Class A	137,300	4,257,186
	National Bank of Canada	254,700	9,316,731
	Onex Corp.	168,200	2,714,767
	Petro-Canada	1,205,300	38,038,715
*	Sino-Forest Corp.	122,400	1,070,859
#	Sun Life Financial, Inc.	1,262,400	29,515,595
#	Talisman Energy, Inc.	1,380,878	17,300,030
	Teck Resources, Ltd. Class B	614,800	6,455,580
#	The Thomson Corp.	537,746	15,096,364
#	Toronto Dominion Bank	729,198	28,781,719
#	TransCanada Corp.	292,621	7,302,651
# *	Viterra, Inc.	381,473	2,781,208

2

	Yamana Gold, Inc.	1,396,561	10,954,338

TOTAL — CANADA			371,185,743

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
# *	A P Moller - Maersk A.S.	3,478	20,202,546
#	Carlsberg A.S. Series B	225,493	10,841,641
#	Dampskibsselskabet Torm A.S.	29,600	269,687
	Dampskibsselskabet Torm A.S. ADR	11,427	106,957
#	Danisco A.S.	107,780	3,529,806
*	Danske Bank A.S.	965,053	10,584,858
*	Jyske Bank A.S.	93,150	2,386,225
*	Sydbank A.S.	60,841	1,022,106

TOTAL — DENMARK			48,943,826

FINLAND — (0.5%)
COMMON STOCKS — (0.5%)
#	Kesko Oyj	152,447	3,964,075
	Sampo Oyj	503,782	9,397,894
*	Stora Enso Oyj Series R	1,183,538	6,755,478
*	Stora Enso Oyj Sponsored ADR	91,500	515,145
	UPM-Kymmene Oyj	1,070,295	9,577,950
	UPM-Kymmene Oyj Sponsored ADR	69,300	615,384

TOTAL — FINLAND			30,825,926

FRANCE — (7.9%)
COMMON STOCKS — (7.7%)
	Air France-KLM	250,260	2,778,573
*	AXA SA	2,818,397	47,353,868
# *	AXA SA Sponsored ADR	140,900	2,420,662
#	BNP Paribas SA	1,615,427	85,042,335
# *	Capgemini SA	259,094	9,685,001
	Casino Guichard Perrachon SA	90,782	5,663,274
#	Ciments Francais SA	26,702	2,418,490
#	CNP Assurances	72,302	5,700,698
	Compagnie de Saint-Gobain	580,915	20,840,460
#	Compagnie Generale des Establissements Michelin Series B	211,913	10,847,490
	Credit Agricole SA	1,759,114	25,720,980
#	European Aeronautic Defence & Space Co.	676,746	9,767,898
	France Telecom SA	829,338	18,411,328
#	Lafarge SA	319,678	18,038,938
#	Lagardere SCA	238,722	7,494,194
	Peugeot SA	325,797	7,523,543
#	PPR SA	156,369	11,979,908
	Renault SA	383,543	12,298,211
	Safran SA	312,438	3,728,997
# *	Schneider Electric SA	288,328	21,941,330
#	SCOR SE	193,766	4,066,656
	Societe Generale Paris	720,688	36,833,336
	STMicroelectronics NV	903,809	5,956,563

3

#	Vivendi SA	2,482,257	66,745,603
TOTAL COMMON STOCKS			443,258,336

RIGHTS/WARRANTS — (0.2%)
# *	Lafarge SA Rights 04/15/09	147,544	7,906,234

TOTAL — FRANCE			451,164,570

GERMANY — (8.0%)
COMMON STOCKS — (8.0%)
#	Allianz SE	442,712	40,785,971
#	Allianz SE Sponsored ADR	2,834,240	25,678,214
#	Bayerische Motoren Werke AG	709,047	24,567,853
#	Celesio AG	131,969	2,947,824
#	Commerzbank AG	1,089,462	7,285,292
#	Daimler AG	1,684,003	60,049,288
#	Daimler AG Sponsored ADR	163,964	5,853,515
#	Deutsche Bank AG	774,190	41,285,440
	Deutsche Bank AG ADR	128,363	6,730,072
#	Deutsche Lufthansa AG	395,567	5,046,135
#	Deutsche Postbank AG	14,003	290,916
#	Deutsche Telekom AG	2,621,866	32,001,474
#	Deutsche Telekom AG Sponsored ADR	2,705,150	29,432,032
#	E.ON AG	1,336,631	44,865,879
# *	E.ON AG Sponsored ADR	1,091,708	36,735,974
#	Fraport AG	41,329	1,665,864
#	Generali Deutschland Holding AG	33,484	2,764,947
#	Hannover Rueckversicherung AG	110,141	3,558,684
#	Heidelberger Zement AG	31,811	1,337,266
#	Hochtief AG	8,774	420,559
	Linde AG	133,956	10,680,928
#	Munchener Rueckversicherungs-Gesellschaft AG	388,934	53,739,121
	Porsche Automobil Holding SE	87,512	6,303,943
	Salzgitter AG	47,551	3,354,819
*	SCA Hygiene Products AG	3,195	1,335,840
#	ThyssenKrupp AG	409,120	8,747,217
	TUI AG	265,715	2,889,967

TOTAL — GERMANY			460,355,034

GREECE — (0.2%)
COMMON STOCKS — (0.2%)
	Agricultural Bank of Greece S.A.	285,278	490,361
*	Alpha Bank A.E.	214,210	2,086,499
	EFG Eurobank Ergasias S.A.	60,000	471,005
	Hellenic Petroleum S.A.	355,700	3,447,181
*	Marfin Investment Group S.A.	301,635	1,293,379
	National Bank of Greece S.A. ADR	619,230	2,520,266
	Piraeus Bank S.A.	170,906	1,567,118

TOTAL — GREECE			11,875,809

4

	HONG KONG — (2.6%)
	COMMON STOCKS — (2.6%)
	Cathay Pacific Airways, Ltd.	2,703,000	3,130,065
	Cheung Kong Holdings, Ltd.	3,224,000	33,545,966
	Dah Sing Financial Holdings, Ltd.	176,400	510,636
	Great Eagle Holdings, Ltd.	459,233	633,998
	Hang Lung Group, Ltd.	2,202,000	8,064,631
	Henderson Land Development Co., Ltd.	1,995,000	9,292,742
#	Hong Kong and Shanghai Hotels, Ltd.	1,147,022	867,175
	Hopewell Holdings, Ltd.	1,129,000	2,899,109
	Hutchison Whampoa, Ltd.	5,472,000	32,089,763
	Hysan Development Co., Ltd.	993,191	1,803,766
	Kingboard Chemical Holdings, Ltd.	1,145,500	2,776,845
	New World China Land, Ltd.	1,963,600	764,238
	New World Development Co., Ltd.	4,109,128	5,384,958
	Pacific Basin Shipping, Ltd.	301,000	148,835
	Sino Land Co., Ltd.	2,559,315	3,259,770
	Sun Hung Kai Properties, Ltd.	2,274,000	23,478,944
	Wharf Holdings, Ltd.	3,509,740	11,570,307
	Wheelock and Co., Ltd.	3,482,000	7,522,699
	Wheelock Properties, Ltd.	1,565,000	627,882

	TOTAL — HONG KONG		148,372,329

	IRELAND — (0.0%)
	COMMON STOCKS — (0.0%)
	CRH P.L.C. Sponsored ADR	2,341	60,211

	ITALY — (2.5%)
	COMMON STOCKS — (2.5%)
#	Banca Monte Dei Paschi di Siena SpA	5,698,737	9,118,818
	Banca Popolare di Milano Scarl	982,340	5,711,214
	Banco Popolare Scarl	227,880	1,497,082
# *	Fiat SpA	443,245	4,333,336
#	Fondiaria - Sai SpA	167,605	2,787,276
	Intesa Sanpaolo SpA	10,621,828	33,839,680
#	Italcementi SpA	273,413	3,291,397
#	Telecom Italia SpA	4,286,450	5,420,202
	Telecom Italia SpA Sponsored ADR	1,874,500	23,468,740
	UniCredito SpA	13,337,664	32,476,877
#	Unione di Banche Italiane ScpA	1,533,872	21,149,558
	Unipol Gruppo Finanziario SpA	1,822,774	2,265,264

	TOTAL — ITALY		145,359,444

	JAPAN — (13.3%)
	COMMON STOCKS — (13.3%)
	AEON Co., Ltd.	866,800	6,786,887
#	Aioi Insurance Co., Ltd.	1,178,735	5,173,962
	Aisin Seiki Co., Ltd.	282,500	5,801,532

5

#	Ajinomoto Co., Inc.	1,130,000	8,296,618
	Amada Co., Ltd.	631,000	3,907,399
	Aoyama Trading Co., Ltd.	105,500	1,517,833
# *	Aozora Bank, Ltd.	943,000	1,194,573
	Asahi Glass Co., Ltd.	1,568,000	9,369,120
#	ASATSU-DK, Inc.	32,500	562,154
	Bridgestone Corp.	857,300	12,778,775
	Canon Marketing Japan, Inc.	124,900	1,510,293
	Chudenko Corp.	41,100	577,598
	Chuo Mitsui Trust Holdings, Inc.	637,000	2,094,843
	Citizen Holdings Co., Ltd.	377,500	1,727,071
#	Coca-Cola West Co., Ltd.	65,907	1,083,483
	Comsys Holdings Corp.	149,000	1,210,301
	Cosmo Oil Co., Ltd.	1,019,364	2,896,819
#	Credit Saison Co., Ltd.	168,300	1,890,697
	Dai Nippon Printing Co., Ltd.	1,093,000	11,570,296
	Daicel Chemical Industries, Ltd.	515,000	2,163,892
#	Daido Steel Co., Ltd.	398,000	1,325,810
#	Daiwa House Industry Co., Ltd.	916,000	7,999,859
#	Dentsu, Inc.	52,700	977,334
	DIC Corp.	596,000	973,209
# *	Elpida Memory, Inc.	112,900	1,209,133
	Fuji Electric Holdings Co., Ltd.	181,780	312,615
	Fuji Heavy Industries, Ltd.	1,047,000	4,216,313
	FUJIFILM Holdings Corp.	1,077,300	27,717,044
	Fujikura, Ltd.	609,000	2,102,254
	Fukuoka Financial Group, Inc.	1,446,000	4,455,960
#	Glory, Ltd.	75,400	1,383,679
#	H2O Retailing Corp.	198,000	1,255,078
#	Hakuhodo Dy Holdings, Inc.	12,670	581,253
	Hino Motors, Ltd.	217,000	624,168
	Hitachi Chemical Co., Ltd.	72,000	965,933
	Hitachi Transport System, Ltd.	111,000	1,138,364
	Hitachi, Ltd.	6,574,000	22,971,652
	Hitachi, Ltd. Sponsored ADR	140,900	4,904,729
#	House Foods Corp.	117,000	1,590,754
	Idemitsu Kosan Co., Ltd.	40,100	2,961,784
#	Isetan Mitsukoshi Holdings, Ltd.	515,200	4,330,908
	Isuzu Motors, Ltd.	1,099,000	1,834,672
	Itochu Corp.	390,000	2,091,197
	JS Group Corp.	548,300	6,672,218
	JTEKT Corp.	208,300	2,009,070
	Juroku Bank, Ltd.	400,000	1,352,210
	Kajima Corp.	406,000	1,171,291
	Kamigumi Co., Ltd.	488,000	3,134,374
#	Kandenko Co., Ltd.	129,000	822,473
	Kaneka Corp.	580,542	3,366,493
	Kansai Paint Co., Ltd.	64,000	341,789
	Kawasaki Kisen Kaisha, Ltd.	372,000	1,401,630
	Kinden Corp.	285,000	2,377,809
	Kobe Steel, Ltd.	4,215,000	6,931,041
	Kuraray Co., Ltd.	107,000	920,647

6

#	Kyocera Corp.	327,900	25,466,163
	Kyocera Corp. Sponsored ADR	13,600	1,055,088
#	Marui Group Co., Ltd.	542,642	3,001,527
#	Mazda Motor Corp.	1,759,000	4,380,298
*	MEIJI Holdings Co., Ltd.	51,095	1,559,480
	Mitsubishi Chemical Holdings Corp.	1,942,500	7,398,154
	Mitsubishi Gas Chemical Co., Inc.	258,000	1,205,655
#	Mitsubishi Heavy Industries, Ltd.	6,023,000	19,715,370
	Mitsubishi Logistics Corp.	146,000	1,392,314
	Mitsubishi Materials Corp.	330,000	955,231
#	Mitsubishi Rayon Co., Ltd.	1,012,000	2,106,875
	Mitsubishi UFJ Financial Group, Inc. ADR	857,000	4,644,940
	Mitsui Chemicals, Inc.	1,302,800	3,890,824
*	Mitsui Mining and Smelting Co., Ltd.	915,000	1,811,390
	Mitsui Sumitomo Insurance Group Holdings, Inc.	753,600	20,560,893
	Musashino Bank, Ltd.	37,500	1,032,216
	Nagase & Co., Ltd.	235,889	1,807,100
*	NEC Corp.	4,453,101	14,805,118
#	NGK Spark Plug Co., Ltd.	330,000	3,183,914
	Nippon Express Co., Ltd.	1,363,000	4,860,853
	Nippon Kayaku Co., Ltd.	128,000	689,626
	Nippon Meat Packers, Inc.	220,536	2,270,579
	Nippon Mining Holdings, Inc.	1,731,500	7,862,101
	Nippon Mitsubishi Oil Corp.	2,732,050	14,216,749
#	Nippon Paper Group, Inc.	156,300	4,436,139
#	Nippon Sheet Glass Co., Ltd.	1,108,739	3,141,388
#	Nippon Shokubai Co., Ltd.	231,000	1,416,601
	Nippon Television Network Corp.	9,400	901,079
#	Nipro Corp.	42,000	612,433
	Nishi-Nippon Bank, Ltd.	1,193,569	2,406,171
#	Nissan Motor Co., Ltd.	4,480,000	23,383,299
	Nissay Dowa General Insurance Co., Ltd.	383,000	1,651,591
	Nisshin Steel Co., Ltd.	1,226,000	2,365,446
	Nisshinbo Holdings, Inc.	305,000	3,216,894
	NOK Corp.	112,600	1,310,738
	NSK, Ltd.	477,000	2,123,173
	NTN Corp.	70,000	233,133
#	Obayashi Corp.	1,282,000	6,294,253
#	Oji Paper Co., Ltd.	1,756,000	7,559,851
	Onward Holdings Co., Ltd.	278,000	1,681,798
#	Panasonic Electric Works Co., Ltd.	616,000	5,012,428
#	Ricoh Co., Ltd.	905,000	11,189,308
	Rohm Co., Ltd.	178,000	10,916,484
*	Sapporo Hokuyo Holdings, Inc.	428,000	1,236,637
	SBI Holdings, Inc.	17,223	2,057,671
	Seiko Epson Corp.	249,600	3,525,183
	Seino Holdings Co., Ltd.	295,000	1,608,662
	Sekisui Chemical Co., Ltd.	689,000	3,617,576
	Sekisui House, Ltd.	1,131,000	9,760,912
	Shiga Bank, Ltd.	326,185	1,759,888
	Shimachu Co., Ltd.	70,700	1,235,404
	Shinko Securities Co., Ltd.	889,088	2,073,083

7

#	Shinsei Bank, Ltd.	806,000	1,054,378
	Shizuoka Bank, Ltd.	38,000	342,367
	Showa Denko K.K.	1,456,000	2,193,461
#	Sohgo Security Services Co., Ltd.	101,300	913,065
	Sojitz Corp.	1,875,200	2,906,078
	Sompo Japan Insurance, Inc.	1,881,000	11,335,920
	Sony Corp.	652,500	16,954,562
#	Sony Corp. Sponsored ADR	1,235,319	31,945,349
	Sumco Corp.	164,500	2,416,865
	Sumitomo Bakelite Co., Ltd.	347,000	1,377,255
#	Sumitomo Chemical Co., Ltd.	2,031,000	7,994,017
	Sumitomo Corp.	1,906,000	16,590,836
	Sumitomo Electric Industries, Ltd.	1,567,000	15,265,626
	Sumitomo Forestry Co., Ltd.	158,000	1,070,344
#	Sumitomo Heavy Industries, Ltd.	384,000	1,596,877
	Sumitomo Rubber Industries, Ltd.	230,300	1,587,364
	Sumitomo Trust & Banking Co., Ltd.	2,806,000	11,742,195
#	Taiheiyo Cement Corp.	1,638,800	2,877,121
#	Taisei Corp.	1,831,703	3,982,245
#	Takashimaya Co., Ltd.	299,000	1,866,540
#	TDK Corp.	234,800	10,708,028
	Teijin, Ltd.	1,866,862	4,786,963
	The 77 Bank, Ltd.	737,372	3,778,635
	The Awa Bank, Ltd.	65,600	369,531
#	The Bank of Iwate, Ltd.	19,600	943,514
#	The Bank of Kyoto, Ltd.	353,400	2,836,593
	The Bank of Nagoya, Ltd.	213,000	901,104
	The Chiba Bank, Ltd.	823,000	4,081,655
	The Chugoku Bank, Ltd.	240,800	3,033,338
	The Daishi Bank, Ltd.	573,932	2,163,082
	The Gunma Bank, Ltd.	585,397	2,916,821
	The Hachijuni Bank, Ltd.	993,231	5,851,742
	The Higo Bank, Ltd.	376,000	2,056,582
	The Hokkoku Bank, Ltd.	435,409	1,474,478
	The Hyakugo Bank, Ltd.	475,028	2,400,190
	The Hyakujishi Bank, Ltd.	329,000	1,507,235
	The Joyo Bank, Ltd.	842,000	3,889,950
	The Kagoshima Bank, Ltd.	358,143	2,400,155
	The Keiyo Bank, Ltd.	317,000	1,180,180
	The Nanto Bank, Ltd.	263,000	1,359,967
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,471,814
	The San-in Godo Bank, Ltd.	309,900	2,401,130
#	Toda Corp.	385,000	1,261,071
	Tokio Marine Holdings, Inc.	1,457,311	38,434,095
	Tokuyama Corp.	382,000	2,277,933
	Tokyo Steel Manufacturing Co., Ltd.	191,400	1,960,380
#	Toppan Printing Co., Ltd.	1,176,000	8,911,309
	Tosoh Corp.	884,000	2,030,466
	Toyo Seikan Kaisha, Ltd.	342,249	5,667,691
	Toyobo Co., Ltd.	743,000	1,162,870
	Toyota Auto Body Co., Ltd.	105,100	1,684,047
#	Toyota Tsusho Corp.	355,700	4,200,710

8

TV Asahi Corp.	755	960,748
UNY Co., Ltd.	323,750	2,378,729
Yamaguchi Financial Group, Inc.	362,148	3,498,895
Yamaha Corp.	285,400	3,261,146
Yamaha Motor Co., Ltd.	295,800	3,126,902
Yamanashi Chuo Bank, Ltd.	241,000	1,180,653
Yokogawa Electric Corp.	274,000	1,413,998
Yokohama Rubber Co., Ltd.	410,000	1,786,239

TOTAL — JAPAN		760,861,608

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Rekapacific Berhad	691,000	—

NETHERLANDS — (3.1%)
COMMON STOCKS — (3.1%)
Aegon NV	3,202,429	16,106,984
# ArcelorMittal	1,877,993	43,990,804
ING Groep NV	3,093,625	28,199,070
ING Groep NV Sponsored ADR	538,200	4,876,092
# Koninklijke Ahold NV	1,318,845	14,449,449
Koninklijke DSM NV	443,200	13,744,624
Koninklijke Philips Electronics NV	3,072,622	55,439,317
Koninklijke Philips Electronics NV ADR	133,700	2,403,926

TOTAL — NETHERLANDS		179,210,266

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Contact Energy, Ltd.	929,259	2,995,080
Fletcher Building, Ltd.	685,164	2,588,702

TOTAL — NEW ZEALAND		5,583,782

NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
DnB NOR ASA Series A	2,507,294	15,606,027
* Marine Harvest	5,002,000	2,253,892
Norsk Hydro ASA	1,764,614	7,780,700
Norsk Hydro ASA Sponsored ADR	59,900	262,362
# Orkla ASA	2,700,350	19,332,085
* Storebrand ASA	713,900	2,590,232

TOTAL — NORWAY		47,825,298

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
# Banco BPI SA	275,646	651,885
# Banco Comercial Portugues SA	2,374,138	2,215,563

9

#	Banco Espirito Santo SA	747,704	3,659,539
#	Cimpor Cimentos de Portugal SA	129,009	769,576

TOTAL — PORTUGAL			7,296,563

SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
	Capitaland, Ltd.	5,173,000	9,542,650
	City Developments, Ltd.	884,000	3,825,832
	DBS Group Holdings, Ltd.	4,164,750	26,476,712
	Fraser & Neave, Ltd.	2,351,450	4,133,168
	Jardine Cycle & Carriage, Ltd.	179,324	1,715,139
#	Neptune Orient Lines, Ltd.	942,000	818,957
	Overseas-Chinese Banking Corp., Ltd.	3,086,000	12,162,549
	Singapore Airlines, Ltd.	1,435,600	10,324,959
	Singapore Land, Ltd.	603,000	1,408,737
	United Industrial Corp., Ltd.	1,391,000	1,002,243
	United Overseas Bank, Ltd.	528,000	4,069,659
*	UOL Group, Ltd.	1,376,600	2,049,904
	Venture Corp., Ltd.	48,000	192,028
	Wheelock Properties, Ltd.	476,000	351,474

TOTAL — SINGAPORE			78,074,011

SPAIN — (4.2%)
COMMON STOCKS — (4.2%)
	Acciona SA	68,193	6,972,010
#	Acerinox SA	464,577	7,075,890
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	385,922	4,175,680
#	Banco de Sabadell SA	2,431,718	14,032,567
#	Banco Espanol de Credito SA	264,996	2,753,330
	Banco Pastor SA	291,430	1,937,000
#	Banco Popular Espanol SA	1,995,979	16,450,805
#	Banco Santander Central Hispano SA	7,174,788	69,013,904
#	Banco Santander SA Sponsored ADR	4,608,838	42,170,868
#	Bankinter SA	210,353	2,486,461
*	Criteria Caixacorp SA	1,152,615	4,329,674
#	Fomento de Construcciones y Contratas SA	93,180	3,329,997
	Gas Natural SDG SA	424,058	6,724,119
	Grupo Catalana Occidente SA	64,015	943,831
#	Grupo Ferrovial SA	211,889	6,144,379
	Iberia Lineas Aereas de Espana SA	617,500	1,152,762
	Mapfre SA	766,082	2,183,623
	Repsol YPF SA	1,204,043	22,886,102
	Repsol YPF SA Sponsored ADR	1,302,917	24,546,956
#	Sacyr Vallehermoso SA	94,625	972,748

TOTAL — SPAIN			240,282,706

SWEDEN — (2.4%)
COMMON STOCKS — (2.4%)
# *	Electrolux AB Series B	460,347	5,187,058
	Holmen AB Series A	6,300	142,210

10

#	Holmen AB Series B	146,100	3,222,266
#	Nordea Bank AB	6,583,962	48,973,792
# *	Skandinaviska Enskilda Banken AB Series A	2,435,851	9,456,273
*	Skandinaviska Enskilda Banken AB Series C	9,800	39,147
#	SSAB Svenskt Stal AB Series A	427,300	4,070,522
	SSAB Svenskt Stal AB Series B	131,700	1,181,073
	Svenska Cellulosa AB	57,000	555,723
	Svenska Cellulosa AB Series B	1,331,900	12,841,936
#	Svenska Handelsbanken AB Series A	740,000	12,891,152
# *	Swedbank AB Series A	349,300	1,966,988
	Tele2 AB Series B	476,500	4,491,166
	Telefonaktiebolaget LM Erricson Sponsored ADR	706,832	6,029,277
	TeliaSonera AB	3,330,548	15,626,815
#	Volvo AB Series A	898,101	5,882,164
#	Volvo AB Series B	1,028,966	6,709,142

TOTAL — SWEDEN			139,266,704

SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
	Adecco SA	413,827	16,287,628
#	Baloise-Holding AG	200,163	14,694,292
#	Banque Cantonale Vaudoise	7,063	2,410,212
*	Compagnie Financiere Richemont SA Series A	1,139,103	20,391,770
#	Credit Suisse Group AG	1,755,349	68,592,952
	Credit Suisse Group AG Sponsored ADR	840,377	32,169,631
#	Givaudan SA	13,556	8,582,547
	Holcim, Ltd.	447,558	22,701,219
	Julius Baer Holdings AG	38,097	1,249,760
	PSP Swiss Property AG	95,780	4,501,795
# *	St. Galler Kantonalbank	8,925	3,158,137
#	Swatch Group AG	34,658	4,822,095
	Swiss Life Holding AG	123,557	9,559,026
#	Swiss Re	738,155	17,521,665
	Syngenta AG	79,925	17,063,227
*	UBS AG	2,815,663	38,677,332
	Zurich Financial Services AG	322,012	59,839,659

TOTAL — SWITZERLAND			342,222,947

UNITED KINGDOM — (14.8%)
COMMON STOCKS — (14.8%)
	Anglo American P.L.C.	1,329,421	28,606,903
	Associated British Foods P.L.C.	1,870,707	19,748,488
	Aviva P.L.C.	6,571,996	30,257,745
#	Barclays P.L.C. Sponsored ADR	2,451,654	39,250,981
	British Airways P.L.C.	2,965,957	6,422,459
	Carnival P.L.C.	658,867	18,105,330
#	Carnival P.L.C. ADR	218,000	5,960,120
*	easyJet P.L.C.	687,918	3,198,012
	Friends Provident P.L.C.	5,399,716	5,080,810
#	HSBC Holdings P.L.C. Sponsored ADR	3,405,193	121,224,871

11

	International Power P.L.C.	3,905,403	14,272,237
	Investec P.L.C.	1,003,281	4,805,603
	Kingfisher P.L.C.	12,172,495	33,136,239
	Ladbrokes P.L.C.	1,091,195	3,769,300
	Legal and General Group P.L.C.	15,758,133	13,410,793
	Lloyds Banking Group P.L.C.	119,495	193,822
	Meggitt P.L.C.	2,354,842	6,240,494
	Mondi P.L.C.	877,217	2,274,771
	Old Mutual P.L.C.	9,610,694	9,575,141
	Pearson P.L.C.	820,157	8,462,919
#	Pearson P.L.C. Sponsored ADR	1,817,509	18,829,393
	Rexam P.L.C.	3,248,785	15,048,528
*	Rolls-Royce Group P.L.C. (3283648)	1,317,228	6,529,998
*	Rolls-Royce Group P.L.C. (B526QW4)	148,885,909	220,255
*	Royal Bank of Scotland Group P.L.C.	15,142,602	9,263,719
	Royal Dutch Shell P.L.C. ADR	1,426,722	64,915,851
	RSA Insurance Group P.L.C.	12,939,111	24,893,232
	SABmiller P.L.C.	1,174,082	19,686,981
	Sainsbury (J.) P.L.C.	4,805,106	23,285,689
	Schroders P.L.C.	123,678	1,497,900
	Schroders P.L.C. Non-Voting	63,155	645,235
	Standard Chartered P.L.C.	927,972	14,355,094
	Thomas Cook Group P.L.C.	1,861,207	7,184,689
#	Thomson Reuters P.L.C.	1,137,914	29,268,757
	Tomkins P.L.C. Sponsored ADR	330,800	3,354,312
	Vodafone Group P.L.C.	34,976,333	64,285,526
	Vodafone Group P.L.C. Sponsored ADR	6,615,474	121,393,948
	Whitbread P.L.C.	898,551	12,429,126
	William Morrison Supermarkets P.L.C.	6,906,878	25,018,914
*	WPP P.L.C.	1,259,793	8,619,438
# *	WPP P.L.C. Sponsored ADR	24,445	834,063
	Xstrata P.L.C.	648,354	5,715,998

TOTAL — UNITED KINGDOM			851,273,684

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $14,905,000 FNMA 5.00%, 05/01/23, valued at $13,531,872) to be repurchased at $13,331,070	$13,331	13,331,000

		Shares
SECURITIES LENDING COLLATERAL — (19.3%)
§ @	DFA Short Term Investment Fund LP	1,106,332,861	1,106,332,861

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC, 7.000%(r), 08/01/38, valued at $2,184,573) to be repurchased at $2,141,748	$2,142	2,141,738
TOTAL SECURITIES LENDING COLLATERAL			1,108,474,599

TOTAL INVESTMENTS - (100.0%) (Cost $5,789,745,691)			$5,736,277,329

See accompanying Notes to Financial Statements.

12

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

COMMON STOCKS — (79.3%)
Consumer Discretionary — (16.7%)
* #	ABILIT Corp.	514,400	$563,867
	Accordia Golf Co., Ltd.	1,227	714,440
	Aeon Fantasy Co., Ltd.	60,432	459,066
	Aichi Machine Industry Co., Ltd.	285,000	678,916
	Aigan Co., Ltd.	61,600	332,826
	Aisan Industry Co., Ltd.	153,700	941,967
#	Akebono Brake Industry Co., Ltd.	333,500	1,603,004
	Alpha Corp.	31,700	160,058
	Alpine Electronics, Inc.	225,500	1,819,183
#	Amiyaki Tei Co., Ltd.	239	292,331
#	Amuse, Inc.	29,999	292,751
	Anrakutei Co., Ltd.	50,000	206,740
	AOI Advertising Promotion, Inc.	39,000	179,351
	AOKI Holdings, Inc.	148,200	1,310,079
	Aoyama Trading Co., Ltd.	95,000	1,366,769
#	ASATSU-DK, Inc.	53,600	927,122
	Asti Corp.	50,000	72,553
* #	Atom Corp.	129,700	378,974
	Atsugi Co., Ltd.	701,000	958,075
#	Autobacs Seven Co., Ltd.	40,800	1,115,313
#	Avex Group Holdings, Inc.	151,400	1,348,181
#	Best Denki Co., Ltd.	273,000	819,384
	Calsonic Kansei Corp.	506,000	947,855
*	Carchs Holdings Co., Ltd.	710,600	232,211
	Catena Corp.	92,000	217,358
#	Chiyoda Co., Ltd.	141,200	1,961,378
#	Chofu Seisakusho Co., Ltd.	119,100	2,195,572
#	Chori Co., Ltd.	658,000	651,741
	Chuo Spring Co., Ltd.	205,000	545,793
* #	Clarion Co., Ltd.	689,000	639,744
#	Cleanup Corp.	139,900	569,826
#	Colowide Co., Ltd.	200,450	1,073,423
	Corona Corp.	98,500	912,121
	Cross Plus, Inc.	22,000	233,618
#	Cybozu, Inc.	615	108,438
	Daido Kogyo Co., Ltd.	145,000	228,098
#	Daidoh, Ltd.	125,600	612,148
	Daifuku Co., Ltd.	192,500	1,157,432
	Daikoku Denki Co., Ltd.	49,400	568,038
* #	Daikyo, Inc.	536,000	655,032
	Daimaruenawin Co., Ltd.	400	2,217
	Dainichi Co., Ltd.	57,700	301,700
	Daisyo Corp.	72,300	935,868

1

*	Daito Woolen Spinning & Weaving Co., Ltd.	13,000	11,901
#	Daiwa Seiko, Inc.	433,000	579,148
#	Daiwabo Co., Ltd.	466,000	2,036,273
#	DCM Japan Holdings Co., Ltd.	241,300	1,240,158
	Descente, Ltd.	263,000	1,055,900
#	Doshisha Co., Ltd.	64,900	784,299
	DOUTOR NICHIRES Holdings Co., Ltd.	175,286	2,158,884
	Dynic Corp.	127,000	179,062
#	Eagle Industry Co., Ltd.	139,000	494,079
* #	Econach Co., Ltd.	177,000	84,107
#	Edion Corp.	266,500	1,262,860
	Eikoh, Inc.	41,800	111,075
	Exedy Corp.	120,500	2,241,473
	F&A Aqua Holdings, Inc.	60,638	573,521
*	Fine Sinter Co., Ltd.	49,000	76,793
#	Foster Electric Co., Ltd.	81,900	644,880
#	France Bed Holdings Co., Ltd.	804,000	1,006,894
#	Fuji Co., Ltd.	106,000	1,839,467
#	Fuji Corp., Ltd.	113,900	330,486
* #	Fuji Kiko Co., Ltd.	151,000	162,249
#	Fuji Kyuko Co., Ltd.	357,000	1,529,573
	Fuji Oozx, Inc.	6,000	12,696
#	Fujibo Holdings, Inc.	46,000	79,870
*	Fujii & Co., Ltd.	44,000	446
	Fujikura Rubber, Ltd.	74,000	223,706
#	Fujita Kanko, Inc.	402,100	1,698,683
	Fujitsu Business Systems, Ltd.	81,900	971,936
#	Fujitsu General, Ltd.	339,000	969,900
#	Funai Electric Co., Ltd.	13,200	375,395
* #	Furukawa Battery Co., Ltd.	87,000	789,110
	G-7 Holdings, Inc.	29,200	100,100
*	Gajoen Kanko Co.	37,000	—
#	Gakken Co., Ltd.	354,000	590,538
	Genki Sushi Co., Ltd.	19,200	231,447
#	GEO Co., Ltd.	1,255	708,313
	Goldcrest Co., Ltd.	55,870	1,280,818
* #	Goldwin, Inc.	175,000	285,478
	Gourmet Kineya Co., Ltd.	67,000	408,973
*	Gro-BeLS Co., Ltd.	177,000	34,447
*	GSI Creos Corp.	194,000	199,343
	Gunze, Ltd.	624,000	2,032,514
	Hakuyosha Co., Ltd.	88,000	231,505
	Happinet Corp.	36,100	409,046
	Haruyama Trading Co., Ltd.	49,900	165,745
*	Haseko Corp.	1,139,500	717,984
#	Hikari Tsushin, Inc.	12,700	259,915
	Himaraya Co., Ltd.	38,300	88,219
#	HIS Co., Ltd.	118,200	1,865,822
	Hitachi Koki Co., Ltd.	63,000	538,250
	Horipro, Inc.	47,000	379,110
	I Metal Technology Co., Ltd.	150,000	282,545
	Ichikawa Co., Ltd.	63,000	143,652
#	Ichikoh Industries, Ltd.	289,000	352,252
* #	Image Holdings Co., Ltd.	41,000	65,502
	Imasen Electric Industrial Co., Ltd.	54,400	374,943

2

	Imperial Hotel, Ltd.	10,200	174,564
*	Impress Holdings, Inc.	112,400	122,106
	Inaba Seisakusho Co., Ltd.	60,800	585,442
	Ishizuka Glass Co., Ltd.	109,000	186,094
*	Izuhakone Railway Co., Ltd.	300	16,427
*	Izutsuya Co., Ltd.	350,000	206,958
#	Japan Vilene Co., Ltd.	219,000	977,603
	Jeans Mate Corp.	38,208	187,907
	Jidosha Buhin Kogyo Co., Ltd.	82,000	139,849
#	Joban Kosan Co., Ltd.	221,000	336,621
#	Joint Corp.	164,800	249,898
#	Joshin Denki Co., Ltd.	196,000	1,051,472
	Juntendo Co., Ltd.	35,000	36,885
*	JVC Kenwood Holdings, Inc.	2,477,300	1,467,632
	Kabuki-Za Co., Ltd.	39,000	1,565,755
*	Kachikaihatsu Co., Ltd.	186,000	56,305
#	Kadokawa Holdings, Inc.	91,900	1,764,682
	Kanto Auto Works, Ltd.	206,800	2,251,429
	Kasai Kogyo Co., Ltd.	119,000	243,924
	Kato Sangyo Co., Ltd.	121,700	1,691,435
	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	208,741
* #	Kawashima Selkon Textiles Co., Ltd.	335,000	326,329
	Kayaba Industry Co., Ltd.	726,000	1,319,000
	Keihin Corp.	35,300	448,233
#	Keiyo Co., Ltd.	195,000	878,598
	Kentucky Fried Chicken Japan, Ltd.	78,000	1,356,818
#	Kinugawa Rubber Industrial Co., Ltd.	198,000	258,198
	Kisoji Co., Ltd.	87,000	1,607,016
	Koekisha Co., Ltd.	13,600	235,711
	Kohnan Shoji Co., Ltd.	91,600	804,329
#	Koito Manufacturing Co., Ltd.	70,000	638,287
#	Kojima Co., Ltd.	126,600	446,071
	Komatsu Seiren Co., Ltd.	145,000	550,229
#	Komeri Co., Ltd.	55,400	1,167,077
	Konaka Co., Ltd.	104,960	240,477
*	Kosugi Sangyo Co., Ltd.	416,000	4,218
	Ku Holdings Co., Ltd.	68,200	169,453
#	Kura Corp.	283	359,014
	Kurabo Industries, Ltd.	856,000	1,670,373
	Kuraudia Co., Ltd.	4,800	48,417
	Kuroganeya Co., Ltd.	14,000	47,462
#	K’s Holdings Corp.	130,772	2,357,030
#	Kyoritsu Maintenance Co., Ltd.	49,660	764,180
#	Kyoto Kimono Yuzen Co., Ltd.	55,700	362,496
	Kyowa Leather Cloth Co., Ltd.	73,500	290,759
*	Laox Co., Ltd.	1,425,000	436,197
#	Look, Inc.	784,000	739,937
#	Maezawa Kyuso Industries Co., Ltd.	50,400	832,606
*	Magara Construction Co., Ltd.	135,000	1,369
*	Mamiya-Op Co., Ltd.	285,000	142,051
	Marche Corp.	23,000	158,796
#	Mars Engineering Corp.	69,100	1,935,588
#	Maruei Department Store Co., Ltd.	142,000	250,456
*	Maruishi Holdings Co., Ltd.	214,000	2,170
	Maruzen Co., Ltd.	46,000	157,129

3

#	Matsuya Co., Ltd.	162,500	1,995,515
	Matsuya Foods Co., Ltd.	64,900	856,492
	Meiwa Industry Co., Ltd.	38,000	58,399
	Mikuni Corp.	114,000	130,254
* #	Misawa Homes Co., Ltd,	72,200	217,648
#	Misawa Resort Co., Ltd.	190,000	323,980
*	Mitsuba Corp.	152,690	460,194
	Mitsui Home Co., Ltd.	212,000	947,246
	Miyuki Keori Co., Ltd.	106,000	199,922
#	Mizuno Corp.	450,000	1,767,026
#	MOS Food Services, Inc.	110,000	1,691,153
	MR Max Corp.	123,800	536,993
	Mutow Co., Ltd.	77,300	334,702
* #	Naigai Co., Ltd.	2,770,000	1,545,816
#	Nexyz Corp.	3,700	83,151
	NHK Spring Co., Ltd.	273,000	1,261,983
	Nice Holdings, Inc.	399,000	596,581
*	Nichimo Corp.	667,000	6,763
	Nidec Copal Corp.	163,700	1,064,140
#	Nidec Tosok Corp.	61,000	449,578
	Nihon Tokushu Toryo Co., Ltd.	56,000	160,946
	Nikko Travel Co., Ltd.	12,200	23,152
#	Nippon Felt Co., Ltd.	67,200	275,549
* #	Nippon Piston Ring Co., Ltd.	293,000	288,286
	Nippon Seiki Co., Ltd.	148,400	1,338,505
#	Nishimatsuya Chain Co., Ltd.	222,800	1,787,067
	Nissan Shatai Co., Ltd.	476,300	3,004,816
#	Nissen Holdings Co., Ltd.	207,400	795,997
#	Nissin Kogyo Co., Ltd.	60,800	693,787
	Nittan Valve Co., Ltd.	82,800	234,784
*	Nitto Kako Co., Ltd.	98,000	52,092
	Noritsu Koki Co., Ltd.	99,200	759,178
*	Omikenshi Co., Ltd.	176,000	130,236
	Onward Holdings Co., Ltd.	3,000	18,149
	Pacific Industrial Co., Ltd.	183,000	532,673
#	PanaHome Corp.	457,200	2,533,456
	Parco Co., Ltd.	270,800	1,842,785
#	PARIS MIKI HOLDINGS, INC.	173,100	1,606,889
* #	PIA Corp.	28,800	299,718
	Piolax, Inc.	44,500	552,081
	Press Kogyo Co., Ltd.	375,000	655,909
	Resorttrust, Inc.	169,908	1,642,834
* #	Rhythm Watch Co., Ltd.	443,000	392,213
#	Right On Co., Ltd.	95,425	658,274
#	Riken Corp.	359,000	945,423
#	Ringer Hut Co., Ltd.	74,800	871,556
	Roland Corp.	88,300	1,059,117
#	Royal Co., Ltd.	138,200	1,419,460
	Sagami Chain Co., Ltd.	77,000	679,714
* #	Sagami Co., Ltd.	374,000	462,198
	Sagami Rubber Industries Co., Ltd.	15,000	33,520
#	Saint Marc Holdings Co., Ltd.	37,300	942,512
#	Saizeriya Co., Ltd.	172,200	1,955,062
* #	Sakai Ovex Co., Ltd.	205,000	224,030
*	Sanden Corp.	487,000	1,097,856

4

#	Sanoh Industrial Co., Ltd.	114,900	466,430
#	Sanrio Co., Ltd.	270,400	2,010,457
	Sanyo Housing Nagoya Co., Ltd.	354	254,613
#	Sanyo Shokai, Ltd.	462,000	1,503,893
#	Seiko Holdings Corp.	391,407	822,330
	Seiren Co., Ltd.	215,100	1,003,325
#	Senshukai Co., Ltd.	159,600	1,021,850
* #	Seven Seas Holdings Co., Ltd.	891,000	287,240
	Shikibo, Ltd.	497,000	1,131,676
	Shimachu Co., Ltd.	43,800	765,356
	SHINYEI KAISHA	96,000	123,786
#	Shiroki Co., Ltd.	302,000	569,672
#	Shobunsha Publications, Inc.	358,300	1,734,774
#	Shochiku Co., Ltd.	419,400	2,894,533
	Showa Corp.	247,300	1,171,743
*	Silver Ox, Inc.	118,000	64,557
* #	Silver Seiko, Ltd.	1,091,000	100,245
	SNT Corp.	93,800	275,433
*	Sofmap Co., Ltd.	43,100	68,916
	Soft99 Corp.	71,500	290,433
	Sotoh Co., Ltd.	49,700	505,338
	SPK Corp.	16,800	171,158
#	Suminoe Textile Co., Ltd.	260,000	334,897
#	Sumitomo Forestry Co., Ltd.	170,066	1,152,083
* #	Suzutan Co., Ltd.	26,200	51,133
* #	SxL Corp.	493,000	238,784
	Tachikawa Corp.	50,800	231,936
	Tachi-S Co., Ltd.	119,440	768,082
#	Takamatsu Construction Group	122,600	1,647,443
	Taka-Q Co., Ltd.	73,500	99,695
	Takata Corp.	9,000	104,693
* #	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	109,257
#	Tasaki Shinju Co., Ltd.	892,000	597,590
	Taya Co., Ltd.	5,000	34,110
	TBK Co., Ltd.	90,000	131,908
*	TDF Corp.	27,000	27,157
	Teikoku Piston Ring Co., Ltd.	108,100	473,285
	Teikoku Sen-I Co., Ltd.	78,000	321,155
#	Telepark Corp.	146	178,297
* #	Ten Allied Co., Ltd.	50,000	148,573
* #	The Daiei, Inc.	223,900	865,002
#	The Japan Wool Textile Co., Ltd.	308,000	1,805,454
	Tigers Polymer Corp.	59,000	195,060
	Toabo Corp.	350,000	324,887
	Toei Co., Ltd.	427,000	1,876,837
* #	Tohoku Misawa Homes Co., Ltd.	37,500	75,634
*	Tokai Kanko Co., Ltd.	505,999	170,420
	Tokai Rika Co., Ltd.	85,400	1,121,825
	Tokai Rubber Industries, Ltd.	106,300	932,760
*	Tokai Senko K.K.	462,000	451,030
	Tokyo Dome Corp.	638,200	1,821,053
	Tokyo Kaikan Co., Ltd.	12,000	41,889
	Tokyo Soir Co., Ltd.	49,000	116,948
	Tokyo Style Co., Ltd.	336,700	2,482,634
#	Tokyotokeiba Co., Ltd.	880,000	1,181,406

5

	Tokyu Recreation Co., Ltd.	77,000	393,659
#	Tomy Co., Ltd.	313,193	1,271,759
* #	Tonichi Carlife Group, Inc.	318,000	318,854
	Topre Corp.	180,100	1,482,860
*	Totenko Co., Ltd.	57,000	77,814
#	Touei Housing Corp.	128,540	284,845
#	Toyo Radiator Co., Ltd.	253,000	401,028
* #	Toyo Tire & Rubber Co., Ltd.	711,000	1,234,135
#	Toyobo Co., Ltd.	1,002,000	1,568,231
#	Tsukamoto Co., Ltd.	67,000	50,413
	Tsutsumi Jewelry Co., Ltd.	67,500	1,108,395
* #	Unitika, Ltd.	1,629,000	1,808,763
#	U-Shin, Ltd.	94,500	366,967
	Watabe Wedding Corp.	29,500	467,699
#	Watami Food Service Co., Ltd.	127,700	2,558,968
*	Wondertable, Ltd.	97,000	81,687
#	Xebio Co., Ltd.	52,800	811,270
	Yamato International, Inc.	43,000	149,437
	Yellow Hat, Ltd.	73,700	233,175
	Yokohama Reito Co., Ltd.	175,000	1,012,673
#	Yomiuri Land Co., Ltd.	258,000	718,493
	Yonex Co., Ltd.	40,000	261,911
#	Yorozu Corp.	73,500	644,918
	Yoshimoto Kogyo Co., Ltd.	116,800	1,081,259
#	Yoshinoya Holdings Co., Ltd.	2,168	2,301,436
#	Zenrin Co., Ltd.	127,400	1,656,418
#	Zensho Co., Ltd.	362,900	1,716,428
Total Consumer Discretionary			207,001,179

Consumer Staples — (8.3%)
#	Aderans Holdings Co., Ltd.	142,450	1,380,145
*	Aeon Hokkaido Corp.	428,200	1,264,152
	Ahjikan Co., Ltd.	10,500	80,107
#	Ariake Japan Co., Ltd.	113,700	1,562,888
	Cawachi, Ltd.	81,200	1,247,761
	CFS Corp.	122,000	750,095
#	Chubu Shiryo Co., Ltd.	89,000	509,804
	Chuo Gyorui Co., Ltd.	93,000	151,335
	Coca-Cola Central Japan Co., Ltd.	143,000	1,737,846
#	cocokara fine HOLDINGS, Inc.	36,060	315,127
	CVS Bay Area, Inc.	55,000	70,533
#	DyDo Drinco, Inc.	55,700	1,478,610
	Echo Trading Co., Ltd.	11,000	82,528
	Ensuiko Sugar Refining Co., Ltd.	103,000	154,806
#	Fancl Corp.	218,500	2,501,944
* #	First Baking Co., Ltd.	183,000	176,971
#	Fuji Oil Co., Ltd.	155,000	1,536,997
	Fujicco Co., Ltd.	118,600	1,314,226
* #	Fujiya Co., Ltd.	549,000	700,559
	Hagoromo Foods Corp.	40,000	406,312
	Harashin Narus Holdings Co., Ltd.	61,500	554,999
* #	Hayashikane Sangyo Co., Ltd.	336,000	260,345
#	Heiwado Co., Ltd.	198,600	2,217,792
* #	Hohsui Corp.	120,000	111,539
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	418,713

6

#	Hokuto Corp.	110,300	1,940,198
	Inageya Co., Ltd.	175,000	1,623,688
	Itochu-Shokuhin Co., Ltd.	40,700	1,297,332
	Itoham Foods, Inc.	693,800	2,114,014
	Izumiya Co., Ltd.	292,000	1,511,873
#	J-Oil Mills, Inc.	533,000	1,436,068
	Kameda Seika Co., Ltd.	70,000	995,599
	Kasumi Co., Ltd.	211,000	864,942
#	Key Coffee, Inc.	76,600	1,154,223
	Kirindo Co., Ltd.	32,800	146,829
#	Kyodo Shiryo Co., Ltd.	353,000	362,417
	Kyokuyo Co., Ltd.	370,000	697,005
#	Life Corp.	183,900	2,985,016
#	Mandom Corp.	82,200	1,479,410
	Marudai Food Co., Ltd.	443,000	984,789
	Maruha Nichiro Holdings, Inc.	1,651,069	2,176,492
*	Maruya Co., Ltd.	14,000	14,059
#	Matsumotokiyoshi Holdings Co., Ltd.	14,600	253,641
*	Maxvalu Tohok Co., Ltd.	18,200	106,858
	Maxvalu Tokai Co., Ltd.	59,400	618,931
#	Meito Sangyo Co., Ltd.	77,800	1,077,279
	Mercian Corp.	413,000	715,616
	Mikuni Coca-Cola Bottling Co., Ltd.	184,000	1,405,685
#	Milbon Co., Ltd.	42,840	871,434
	Ministop Co., Ltd.	84,900	1,205,433
	Mitsui Sugar Co., Ltd.	465,850	1,251,427
	Miyoshi Oil & Fat Co., Ltd.	261,000	347,243
#	Morinaga & Co., Ltd.	909,000	1,750,920
#	Morinaga Milk Industry Co., Ltd.	852,000	2,622,155
	Morishita Jinton Co., Ltd.	47,800	116,662
	Morozoff, Ltd.	108,000	330,243
#	Nagatanien Co., Ltd.	118,000	976,649
#	Nakamuraya Co., Ltd.	203,000	964,327
#	Nichimo Co., Ltd.	112,000	186,089
#	Nihon Chouzai Co., Ltd.	22,380	291,604
	Niitaka Co., Ltd.	7,260	57,912
	Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,140,946
#	Nippon Flour Mills Co., Ltd.	604,000	2,332,678
*	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	265,873
#	Nippon Suisan Kaisha, Ltd.	514,500	1,472,259
	Nissin Sugar Manufacturing Co., Ltd.	149,000	285,867
	Nitto Flour Milling Co., Ltd.	64,000	185,487
	Oenon Holdings, Inc.	247,000	475,824
	Oie Sangyo Co., Ltd.	20,900	167,224
	Okuwa Co., Ltd.	146,000	1,581,596
	Olympic Corp.	65,000	403,402
	Oriental Yeast Co., Ltd.	101,000	442,864
	Pietro Co., Ltd.	10,300	81,052
#	Pigeon Corp.	67,800	1,696,740
*	Poplar Co., Ltd.	25,760	164,179
	Prima Meat Packers, Ltd.	705,000	814,366
	Riken Vitamin Co., Ltd.	79,300	2,011,937
	Rock Field Co., Ltd.	47,800	559,633
#	Ryoshoku, Ltd.	141,900	2,897,426
	S Foods, Inc.	104,000	782,406

7

#	Sakata Seed Corp.	171,000	2,238,226
	Shikoku Coca-Cola Bottling Co., Ltd.	79,800	638,317
	Shoei Foods Corp.	44,000	191,858
#	Showa Sangyo Co., Ltd.	581,000	1,570,984
#	Snow Brand Milk Products Co., Ltd.	900,000	2,246,333
#	Sogo Medical Co., Ltd.	23,000	464,419
	Sonton Food Industry Co., Ltd.	43,000	248,682
	Starzen Corp.	279,000	597,201
#	T. Hasegawa Co., Ltd.	133,400	1,383,898
#	The Maruetsu, Inc.	417,000	1,775,829
#	The Nisshin Oillio Group, Ltd.	585,000	2,312,022
	Three F Co., Ltd.	17,700	110,187
#	Tobu Store Co., Ltd.	215,000	644,723
	Toho Co., Ltd.	158,000	523,893
	Tohto Suisan Co., Ltd.	120,000	142,052
	Torigoe Co., Ltd.	84,500	595,517
*	Toyo Sugar Refining Co., Ltd.	157,000	155,681
	Tsukiji Uoichiba Co., Ltd.	57,000	71,019
#	Tsuruha Holdings, Inc.	45,200	1,128,960
	Unicafe, Inc.	14,260	145,210
#	Unicharm Petcare Corp.	88,900	2,371,772
	Unimat Offisco Corp.	85,100	736,967
	Valor Co., Ltd.	173,600	1,302,433
	Warabeya Nichiyo Co., Ltd.	51,360	567,361
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	404,430
#	Yaoko Co., Ltd.	56,400	1,526,535
#	Yomeishu Seizo Co., Ltd.	100,000	885,343
	Yonekyu Corp.	98,000	931,038
	Yuasa Funashoku Co., Ltd.	112,000	208,079
#	Yukiguni Maitake Co., Ltd.	104,256	385,547
	Yutaka Foods Corp.	6,000	69,773
Total Consumer Staples			102,256,244

Energy — (1.2%)
	AOC Holdings, Inc.	139,600	848,324
#	BP Castrol K.K.	69,800	164,499
* #	Fuji Kosan Co., Ltd.	264,000	235,780
	Itochu Enex Co., Ltd.	321,400	1,777,243
	Japan Oil Transportation Co., Ltd.	79,000	143,530
	Kanto Natural Gas Development Co., Ltd.	175,000	917,357
#	Kyoei Tanker Co., Ltd.	115,000	274,928
#	Mitsuuroko Co., Ltd.	212,500	1,235,157
#	Modec, Inc.	102,500	1,471,022
#	Nippon Gas Co., Ltd.	148,900	2,041,729
	Nippon Seiro Co., Ltd.	64,000	84,458
#	Sala Corp.	129,500	693,596
	San-Ai Oil Co., Ltd.	259,000	974,271
	Shinko Plantech Co., Ltd.	154,800	1,029,992
	Sinanen Co., Ltd.	259,000	1,233,714
	Toa Oil Co., Ltd.	360,000	405,072
#	Toyo Kanetsu K.K.	466,000	774,513
Total Energy			14,305,185

Financials — (7.9%)
#	Arealink Co., Ltd.	3,000	149,341

8

*	Azel Corp.	1,237,000	12,543
*	Bank of the Ryukyus, Ltd.	121,780	947,603
*	Cedyna Financial Corp.	502,350	899,183
#	Century Tokyo Leasing Corp.	336,590	2,096,040
	Chuo Corp.	81,000	4,080
#	Daiko Clearing Services Corp.	49,700	271,954
*	Fukushima Bank, Ltd.	836,000	434,101
	Fuyo General Lease Co., Ltd.	104,100	1,750,793
	Heiwa Real Estate Co., Ltd.	171,000	443,183
	Higashi-Nippon Bank, Ltd.	626,000	1,575,245
#	Ichiyoshi Securities Co., Ltd.	160,600	911,057
* #	Kenedix, Inc.	442	68,398
*	Kirayaka Bank, Ltd.	98,000	81,255
	Kiyo Holdings, Inc.	2,135,900	2,564,021
#	Kobayashi Yoko Co., Ltd.	268,200	939,691
#	Kosei Securities Co., Ltd.	295,000	279,923
*	L Kakuei Corp.	100,000	1,014
#	Marusan Securities Co., Ltd.	256,000	1,446,049
#	Mito Securities Co., Ltd.	271,000	561,219
	Mitsubishi Estate Co., Ltd.	11,949	156,187
* #	Mizuho Investors Securities Co., Ltd.	740,000	703,195
#	Monex Group, Inc.	2,123	652,069
	Musashino Bank, Ltd.	62,900	1,731,370
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,207
* #	NIS Group Co., Ltd.	1,470,625	645,978
#	Nisshin Fudosan Co., Ltd.	189,400	386,348
	Okasan Securities Group, Inc.	547,000	2,056,809
#	Ricoh Leasing Co., Ltd.	91,100	1,348,916
#	RISA Partners, Inc.	479	222,926
#	Sankei Building Co., Ltd.	190,800	857,544
*	Sapporo Hokuyo Holdings, Inc.	98,000	283,155
#	Shikoku Bank, Ltd.	742,000	2,667,044
#	Shimizu Bank, Ltd.	32,100	1,261,735
#	Sumitomo Real Estate Sales Co., Ltd.	33,200	1,218,496
	Takagi Securities Co., Ltd.	208,000	261,386
	The Aichi Bank, Ltd.	34,100	2,466,234
	The Akita Bank, Ltd.	666,400	2,224,219
#	The Aomori Bank, Ltd.	611,000	2,322,311
* #	The Bank of Ikeda, Ltd.	70,300	2,694,697
#	The Bank of Iwate, Ltd.	57,400	2,763,149
	The Bank of Nagoya, Ltd.	171,297	724,678
	The Bank of Okinawa, Ltd.	74,500	2,009,597
	The Bank of Saga, Ltd.	584,000	1,747,988
* #	The Chiba Kogyo Bank, Ltd.	169,600	1,594,538
	The Chukyo Bank, Ltd.	732,000	2,346,317
#	The Daisan Bank, Ltd.	621,000	1,697,234
	The Daito Bank, Ltd.	498,000	324,204
	The Ehime Bank, Ltd.	593,000	1,477,278
	The Eighteenth Bank, Ltd.	614,000	1,790,251
* #	The Fuji Fire & Marine Insurance Co., Ltd.	526,000	540,882
#	The Fukui Bank, Ltd.	841,000	2,636,740
	The Hokkoku Bank, Ltd.	634,000	2,146,990
#	The Hokuetsu Bank, Ltd.	875,000	1,442,523
	The Kagawa Bank, Ltd.	269,350	1,135,437

9

*	The Kanto Tsukuba Bank, Ltd.	188,800	794,554
	The Kita-Nippon Bank, Ltd.	29,706	761,752
	The Michinoku Bank, Ltd.	524,000	1,269,335
*	The Minato Bank, Ltd.	1,360,000	1,764,297
	The Miyazaki Bank, Ltd.	494,000	1,936,747
	The Nagano Bank, Ltd.	314,000	825,545
	The Oita Bank, Ltd.	491,900	2,532,438
	TOC Co., Ltd.	422,050	1,401,108
	Tochigi Bank, Ltd.	386,000	1,785,923
	Toho Bank, Ltd.	759,200	2,771,552
#	Toho Real Estate Co., Ltd.	184,600	896,360
	Tohoku Bank, Ltd.	390,000	589,911
	Tokai Tokyo Financial Holdings, Inc.	898,000	1,990,284
#	Tokushima Bank, Ltd.	267,200	1,330,422
	Tokyo Rakutenchi Co., Ltd.	222,000	851,692
#	Tokyo Tatemono Co., Ltd.	359,000	1,219,222
#	Tokyo Theatres Co., Inc.	299,000	560,985
#	Tokyo Tomin Bank, Ltd.	110,100	1,538,721
	Tokyu Community Corp.	48,200	746,589
#	Tokyu Livable, Inc.	102,300	613,688
	Tomato Bank, Ltd.	397,000	957,472
#	Tottori Bank, Ltd.	328,000	882,550
* #	Towa Bank, Ltd.	876,000	438,273
*	Toyo Securities Co., Ltd.	307,000	506,608
#	Yamagata Bank, Ltd.	584,500	2,641,749
	Yamanashi Chuo Bank, Ltd.	231,000	1,131,663
#	Yuraku Real Estate Co., Ltd.	514,000	590,746
Total Financials			97,306,511

Health Care — (3.1%)
	Aloka Co., Ltd.	89,000	644,434
#	As One Corp.	69,568	1,145,801
	ASKA Pharmaceutical Co., Ltd.	101,000	815,238
	Create Medic Co., Ltd.	28,000	238,748
	Eiken Chemical Co., Ltd.	78,900	620,658
	FALCO biosystems, Ltd.	34,300	261,167
#	Fuso Pharmaceutical Industries, Ltd.	322,000	849,804
	Green Hospital Supply, Inc.	940	327,405
	Hitachi Medical Corp.	135,000	1,062,686
#	Hogy Medical Co., Ltd.	50,300	2,694,419
	Iwaki & Co., Ltd.	55,000	106,165
	Japan Medical Dynamic Marketing, Inc.	44,900	78,622
#	Jeol, Ltd.	268,000	716,172
	JMS Co., Ltd.	126,000	457,603
	Kaken Pharmaceutical Co., Ltd.	348,000	2,897,288
	Kawamoto Corp.	4,000	19,047
	Kawanishi Holdings, Ltd.	7,400	55,942
	Kawasumi Laboratories, Inc.	45,000	236,871
	Kyorin Co., Ltd.	177,000	2,049,302
#	Nichii Gakkan Co.	242,400	2,068,887
	Nihon Kohden Corp.	151,200	1,657,221
#	Nikkiso Co., Ltd.	237,000	1,339,830
#	Nippon Chemiphar Co., Ltd.	131,000	374,235
	Nippon Shinyaku Co., Ltd.	237,000	2,115,707
#	Nipro Corp.	180,100	2,626,173

10

	Nissui Pharmaceutical Co., Ltd.	66,100	492,860
#	Paramount Bed Co., Ltd.	98,800	1,305,172
	Rion Co., Ltd.	5,000	23,383
	Seikagaku Corp.	198,500	1,892,943
#	SSP Co., Ltd.	383,000	1,901,982
#	Topcon Corp.	154,800	727,390
	Torii Pharmaceutical Co., Ltd.	92,800	1,229,306
#	Towa Pharmaceutical Co., Ltd.	56,300	2,140,668
*	Vital Ksk Holdings, Inc.	142,400	701,748
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	414,129
#	Zeria Pharmaceutical Co., Ltd.	153,000	1,603,039
Total Health Care			37,892,045

Industrials — (22.4%)
*	A&A Material Corp.	235,000	186,976
#	Advan Co., Ltd.	99,400	481,564
* #	Advanex, Inc.	121,000	93,664
#	Aeon Delight Co., Ltd.	120,000	1,527,731
	Aica Kogyo Co., Ltd.	236,500	2,023,895
	Aichi Corp.	209,200	846,403
	Aida Engineering, Ltd.	265,700	738,142
	Airport Facilities Co., Ltd.	168,770	863,093
	Airtech Japan, Ltd.	26,700	135,562
	Alps Logistics Co., Ltd.	52,500	384,277
#	Altech Co., Ltd.	23,000	39,684
#	Altech Corp.	37,150	187,024
	Amano Corp.	269,000	2,132,794
	Ando Corp.	257,000	375,854
	Anest Iwata Corp.	149,000	397,145
*	AOMI Construction Co., Ltd.	211,000	2,140
	Asahi Diamond Industrial Co., Ltd.	245,000	1,165,014
* #	Asahi Holdings, Inc.	120,450	1,667,149
	Asahi Kogyosha Co., Ltd.	99,000	307,757
*	Asanuma Corp.	1,424,000	865,510
	Asia Air Survey Co., Ltd.	32,000	72,034
	Asunaro Aoki Construction Co., Ltd.	166,500	616,229
	Ataka Construction & Engineering Co., Ltd.	60,000	122,362
	Bando Chemical Industries, Ltd.	340,000	798,174
*	Banners Co., Ltd.	465,600	14,092
	Bidec Servo Corp.	78,000	242,948
	Biken Techno Corp.	14,100	47,724
	Bunka Shutter Co., Ltd.	239,000	764,532
	Central Glass Co., Ltd.	601,000	2,281,459
	Central Security Patrols Co., Ltd.	44,700	365,933
#	Chudenko Corp.	188,500	2,649,079
#	Chugai Ro Co., Ltd.	327,000	818,473
#	Chuo Denki Kogyo Co., Ltd.	90,000	511,035
#	CKD Corp.	229,700	846,391
	Commuture Corp.	154,202	961,374
#	Cosel Co., Ltd.	130,700	1,042,629
	CTI Engineering Co., Ltd.	44,000	234,066
	Dai-Dan Co., Ltd.	156,000	665,308
#	Daido Metal Co., Ltd.	144,000	586,693
#	Daihen Corp.	459,000	1,507,536
	Daiho Corp.	1,355,000	743,131

11

#	Daiichi Chuo Kisen Kaisha	259,000	608,944
#	Daiichi Jitsugyo Co., Ltd.	194,000	469,196
#	Daimei Telecom Engineering Corp.	140,000	1,153,670
#	Daiseki Co., Ltd.	147,263	2,821,952
* #	Daisue Construction Co., Ltd.	316,500	126,252
	Daiwa Industries, Ltd.	169,000	563,089
	Daiwa Odakyu Construction Co., Ltd.	63,500	135,961
#	Danto Holdings Corp.	570,000	598,992
	Denyo Co., Ltd.	90,600	596,619
	DMW Corp.	4,800	61,392
*	Dream Incubator, Inc.	168	84,512
* #	Ebara Corp.	825,000	2,233,527
* #	Enshu, Ltd.	215,000	140,610
	Freesia Macross Corp.	1,355,000	233,973
	Fuji Electric Holdings Co., Ltd.	1,133,000	1,948,468
	Fujikura, Ltd.	3,000	10,356
*	Fujisash Co., Ltd.	106,300	47,863
	Fujitec Co., Ltd.	304,000	1,203,321
#	Fukuda Corp.	700,000	954,679
	Fukusima Industries Corp.	29,700	180,606
#	Fukuyama Transporting Co., Ltd.	425,400	1,651,855
	Funai Consulting, Co., Ltd.	99,300	472,480
	Furukawa Co., Ltd.	1,390,000	1,313,189
	Furusato Industries, Ltd.	50,600	361,792
	Futaba Corp.	159,500	2,848,362
#	Gecoss Corp.	113,600	494,342
	Hamai Co., Ltd.	97,000	78,373
	Hanwa Co., Ltd.	726,000	2,054,475
	Hazama Corp.	285,800	250,523
	Hibiya Engineering, Ltd.	130,000	1,105,647
	Hitachi Cable, Ltd.	390,000	1,096,346
	Hitachi Metals Techno, Ltd.	57,500	209,854
#	Hitachi Plant Technologies, Ltd.	601,570	2,450,053
	Hitachi Tool Engineering, Ltd.	94,000	575,438
* #	Hitachi Zosen Corp.	1,506,500	1,556,101
	Hokuetsu Industries Co., Ltd.	96,000	130,443
	Hokuriku Electrical Construction Co., Ltd.	56,000	170,288
#	Hosokawa Micron Corp.	144,000	467,153
* #	Howa Machinery, Ltd.	379,000	223,140
	IBJ Leasing Co., Ltd.	113,300	1,165,301
	Ichiken Co., Ltd.	105,000	110,296
	Ichinen Holdings Co., Ltd.	71,100	271,395
#	Idec Corp.	131,900	741,915
	Iino Kaiun Kaisha, Ltd.	337,400	1,651,029
	Inaba Denki Sangyo Co., Ltd.	86,000	1,830,431
	Inabata and Co., Ltd.	219,900	591,592
	Inoue Kogyo Co., Ltd.	425,000	4,309
#	Inui Steamship Co., Ltd.	80,800	530,886
* #	Iseki & Co., Ltd.	759,000	1,931,042
* #	Ishikawa Seisakusho, Ltd.	154,000	98,871
*	Ishikawajima Construction Materials Co., Ltd.	216,000	123,404
	Ishikawajima Transport Machinery Co., Ltd.	73,000	213,214
	Itoki Corp.	174,200	444,565
#	IWATANI CORP.	847,000	1,923,336
* #	J Bridge Corp.	1,727,700	332,883

12

#	Jalux, Inc.	43,300	545,903
	Jamco Corp.	82,000	347,758
* #	Japan Bridge Corp.	44,350	99,337
	Japan Cash Machine Co., Ltd.	99,415	829,813
	Japan Foundation Engineering Co., Ltd.	95,600	207,018
	Japan Kenzai Co., Ltd.	93,440	467,341
#	Japan Pulp & Paper Co., Ltd.	501,000	1,330,949
	Japan Steel Tower Co., Ltd.	44,000	133,847
#	Japan Transcity Corp.	231,000	608,562
	JFE Shoji Holdings, Inc.	190,000	539,043
	K.R.S. Corp.	38,200	363,957
* #	Kamagai Gumi Co., Ltd.	583,800	333,678
	Kamei Corp.	118,000	518,663
	Kanaden Corp.	118,000	522,543
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,023,935
	Kanamoto Co., Ltd.	114,000	415,686
*	Kanematsu Corp.	1,442,625	1,132,258
* #	Kanematsu-NNK Corp.	125,000	75,912
#	Katakura Industries Co., Ltd.	115,900	940,261
	Kato Works Co., Ltd.	197,000	360,553
* #	Kawada Technologies, Inc.	110,800	1,199,903
	Kawagishi Bridge Works Co., Ltd.	38,000	97,128
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	281,574
#	Kimura Chemical Plants Co., Ltd.	59,400	483,607
#	Kinki Sharyo Co., Ltd.	207,000	1,192,522
#	Kintetsu World Express, Inc.	109,600	2,224,125
#	Kitagawa Iron Works Co., Ltd.	335,000	363,540
#	Kitano Construction Corp.	252,000	584,518
	Kitazawa Sangyo Co., Ltd.	57,000	104,480
#	Kitz Corp.	409,000	1,275,853
	Koike Sanso Kogyo Co., Ltd.	152,000	337,303
	Koito Industries, Ltd.	102,000	244,420
	Kokuyo Co., Ltd.	107,825	796,658
	Komai Tekko, Inc.	109,000	237,823
	Komatsu Wall Industry Co., Ltd.	32,900	345,572
	Komori Corp.	109,000	1,023,056
	Kondotec, Inc.	40,500	240,731
*	Kosaido Co., Ltd.	388,400	733,044
#	Kuroda Electric Co., Ltd.	109,900	751,432
	Kyodo Printing Co., Ltd.	303,000	654,597
	Kyoei Sangyo Co., Ltd.	97,000	191,106
#	Kyokuto Boeki Kaisha, Ltd.	82,000	115,586
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	619,713
	Kyosan Electric Manufacturing Co., Ltd.	213,000	702,345
#	Kyowa Exeo Corp.	306,000	2,396,354
	Kyudenko Corp.	266,000	1,653,968
*	Link Consulting Associates - Japan Corp.	14,600	4,353
*	Lonseal Corp.	127,000	166,122
	Maeda Corp.	624,000	2,011,117
	Maeda Road Construction Co., Ltd.	319,000	2,658,221
#	Maezawa Industries, Inc.	59,300	112,942
#	Maezawa Kaisei Industries Co., Ltd.	53,300	482,871
#	Makino Milling Machine Co., Ltd.	322,000	992,214
	Marubeni Construction Material Lease Co., Ltd.	78,000	95,219
#	Maruka Machinery Co., Ltd.	28,100	168,136

13

	Maruwn Corp.	66,000	177,558
#	Maruyama Manufacturing Co., Inc.	150,000	273,590
	Maruzen Showa Unyu Co., Ltd.	327,000	862,753
#	Matsuda Sangyo Co., Ltd.	80,282	784,303
	Matsui Construction Co., Ltd.	98,600	384,631
* #	Matsuo Bridge Co., Ltd.	760,000	640,660
	Max Co., Ltd.	184,000	1,997,077
#	Meidensha Corp.	764,050	2,064,453
*	Meiji Machine Co., Ltd.	213,000	114,954
#	Meiji Shipping Co., Ltd.	106,100	399,181
	Meisei Industrial Co., Ltd.	29,000	64,834
#	Meitec Corp.	132,000	1,787,686
	Meito Transportation Co., Ltd.	22,000	176,082
* #	Meiwa Trading Co., Ltd.	140,000	201,813
	Mitani Corp.	52,600	232,278
* #	Mitsubishi Cable Industries, Ltd.	717,000	611,797
#	Mitsubishi Kakoki Kaisha, Ltd.	248,000	582,555
#	Mitsubishi Pencil Co., Ltd.	118,300	1,229,545
#	Mitsuboshi Belting, Ltd.	274,000	1,050,922
#	Mitsui Matsushima Co., Ltd.	338,000	371,079
#	Mitsui-Soko Co., Ltd.	475,000	1,671,762
	Mitsumura Printing Co., Ltd.	93,000	300,245
	Miura Co., Ltd.	132,100	2,899,473
	Miura Printing Corp.	19,000	43,133
* #	Miyairi Valve Manufacturing Co., Ltd.	295,900	48,429
* #	Miyaji Engineering Group	1,906,175	1,355,804
* #	Miyakoshi Corp.	48,400	155,651
*	Mori Denki Mfg. Co., Ltd.	628,000	82,705
	Mori Seiki Co., Ltd.	59,200	573,489
	Morita Holdings Corp.	159,000	534,711
#	Moshi Moshi Hotline, Inc.	119,450	2,045,549
	Mystar Engineering Corp.	15,600	47,498
	Nabtesco Corp.	174,000	1,414,308
	NAC Co., Ltd.	28,900	238,683
	Nachi-Fujikoshi Corp.	588,000	1,067,213
#	Naikai Zosen Corp.	75,000	203,462
	Nakano Corp.	103,000	135,689
*	Narasaki Sangyo Co., Ltd.	68,000	52,158
	NEC Capital Solutions, Ltd.	70,700	578,438
#	NEC System Integration & Construction, Ltd.	147,000	1,392,946
	New Tachikawa Aircraft Co., Ltd.	9,900	479,873
	Nichias Corp.	424,000	952,594
	Nichiban Co., Ltd.	122,000	377,227
#	Nichiha Corp.	113,680	630,664
	Nihon Spindle Manufacturing Co., Ltd.	115,000	170,344
	Nikko Co., Ltd.	127,000	346,492
	Nippo Corp.	324,000	2,435,121
	Nippon Carbon Co., Ltd.	396,000	941,804
#	Nippon Conveyor Co., Ltd.	168,000	154,396
	Nippon Densetsu Kogyo Co., Ltd.	210,000	1,793,138
	Nippon Denwa Shisetu Co., Ltd.	203,000	558,758
	Nippon Filcon Co., Ltd.	73,100	344,818
	Nippon Hume Corp.	91,000	239,570
	Nippon Jogesuido Sekkei Co., Ltd.	289	214,267
	Nippon Kanzai Co., Ltd.	69,200	890,911

14

	Nippon Koei Co., Ltd.	272,000	635,199
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,031,378
#	Nippon Seisen Co., Ltd.	107,000	225,506
*	Nippon Shindo Co., Ltd.	50,000	47,820
#	Nippon Signal Co., Ltd.	210,200	1,271,617
	Nippon Steel Trading Co., Ltd.	389,000	528,159
	Nippon Thompson Co., Ltd.	255,000	1,102,468
	Nippon Tungsten Co., Ltd.	82,000	111,439
	Nippon Yusoki Co., Ltd.	138,000	305,474
#	Nishimatsu Construction Co., Ltd.	954,000	821,960
	Nishishiba Electric Co., Ltd.	101,000	143,655
	Nissei Corp.	104,600	690,254
	Nissei Plastic Industrial Co., Ltd.	394,900	879,448
	Nissin Corp.	342,000	618,712
	Nitchitsu Co., Ltd.	60,000	106,154
	Nitta Corp.	101,400	1,165,361
	Nitto Boseki Co., Ltd.	847,000	1,625,448
	Nitto Electric Works, Ltd.	150,700	1,250,723
	Nitto Kohki Co., Ltd.	73,500	1,281,573
	Nitto Seiko Co., Ltd.	140,000	349,167
*	Nittoc Construction Co., Ltd.	316,000	193,287
	Noda Corp.	169,300	191,149
	Nomura Co., Ltd.	205,000	481,534
	Noritake Co., Ltd.	543,000	1,531,480
#	Noritz Corp.	168,200	2,127,504
*	Oak Capital Corp.	753,354	107,310
	Obayashi Road Corp.	106,000	174,153
#	Oiles Corp.	119,142	1,377,442
	Okabe Co., Ltd.	186,900	707,539
	Okamoto Machine Tool Works, Ltd.	164,000	160,811
#	Okamura Corp.	370,900	1,812,169
#	Okano Valve Manufacturing Co.	58,000	439,413
	Oki Electric Cable Co., Ltd.	117,000	153,910
	OKK Corp.	255,000	218,180
	OKUMA Corp.	152,000	668,740
#	Okumura Corp.	750,400	2,819,376
#	O-M, Ltd.	105,000	384,215
#	Onoken Co., Ltd.	70,900	528,471
#	Organo Corp.	198,000	1,411,911
#	Oriental Shiraishi Corp.	463,800	4,703
	Original Engineering Consultants Co., Ltd.	66,500	74,758
#	OSG Corp.	116,800	735,313
	Oyo Corp.	107,500	1,093,007
* #	P.S. Mitsubishi Construction Co., Ltd.	76,800	190,279
#	Park24 Co., Ltd.	131,900	1,017,971
*	Penta-Ocean Construction Co., Ltd.	841,000	999,309
	Pilot Corp.	759	811,256
#	Pronexus, Inc.	133,400	809,578
* #	Radia Holdings, Inc.	4,635	20,128
	Raito Kogyo Co., Ltd.	193,700	441,323
	Rheon Automatic Machinery Co., Ltd.	64,000	138,019
	Ryobi, Ltd.	558,200	1,301,022
*	Sailor Pen Co., Ltd.	127,000	72,460
	Sakai Heavy Industries, Ltd.	126,000	190,573
*	Sakurada Co., Ltd.	225,000	61,646

15

* #	Sanix, Inc.	157,400	156,932
	Sanki Engineering Co., Ltd.	261,000	1,760,759
#	Sanko Metal Industrial Co., Ltd.	118,000	392,821
	Sankyo-Tateyama Holdings, Inc.	1,102,000	773,973
	Sankyu, Inc.	445,000	1,306,879
	Sanritsu Corp.	17,800	88,033
	Sanwa Holdings Corp.	236,000	652,199
	Sanyo Denki Co., Ltd.	214,000	532,023
	Sanyo Engineering & Construction, Inc.	48,000	147,242
	Sanyo Industries, Ltd.	102,000	160,047
#	Sasebo Heavy Industries Co., Ltd.	546,000	1,106,370
#	Sato Corp.	108,600	967,064
	Sato Shoji Corp.	65,300	341,090
*	Sawafuji Electric Co., Ltd.	48,000	79,341
	Secom Joshinetsu Co., Ltd.	33,900	540,287
	Secom Techno Service Co., Ltd.	41,500	872,231
	Seibu Electric Industry Co., Ltd.	67,000	260,537
	Seika Corp.	267,000	545,708
*	Seikitokyu Kogyo Co., Ltd.	335,000	135,049
	Seino Holdings Co., Ltd.	157,000	856,136
	Sekisui Jushi Co., Ltd.	162,000	1,074,301
#	Senko Co., Ltd.	371,000	985,104
	Senshu Electric Co., Ltd.	37,300	366,255
#	Shibaura Mechatronics Corp.	171,000	723,546
#	Shibusawa Warehouse Co., Ltd.	259,000	964,521
	Shibuya Kogyo Co., Ltd.	82,300	665,430
#	Shima Seiki Manufacturing Co., Ltd.	59,600	1,294,377
	Shin Nippon Air Technologies Co., Ltd.	84,980	658,985
#	Shin-Keisei Electric Railway Co., Ltd.	174,000	597,269
#	Shin-Kobe Electric Machinery Co., Ltd.	137,000	1,082,788
	Shinmaywa Industries, Ltd.	403,000	1,154,513
	Shinnihon Corp.	215,900	214,854
	Shinsho Corp.	284,000	441,066
#	Shinwa Kaiun Kaisha, Ltd.	409,000	1,045,486
#	Sho-Bond Corp.	98,100	1,763,776
#	Shoko Co., Ltd.	316,000	335,138
	Showa Aircraft Industry Co., Ltd.	112,000	426,131
	Showa KDE Co., Ltd.	124,000	100,451
* #	Sinfonia Technology Co., Ltd.	496,000	1,064,145
	Sintokogio, Ltd.	191,800	1,239,403
	Soda Nikka Co., Ltd.	67,000	192,097
#	Sohgo Security Services Co., Ltd.	101,000	910,361
#	Space Co., Ltd.	73,420	481,839
	Subaru Enterprise Co., Ltd.	59,000	168,899
	Sugimoto & Co., Ltd.	34,100	284,893
	Sumitomo Densetsu Co., Ltd.	104,600	506,022
*	Sumitomo Mitsui Construction Co., Ltd.	84,500	65,215
#	Sumitomo Precision Products Co., Ltd.	176,000	694,623
	Sumitomo Warehouse Co., Ltd.	292,000	1,049,105
	Sun Wave Corp.	857,000	1,275,157
*	Suzuki Metal Industry Co., Ltd.	71,000	90,332
*	SWCC Showa Holdings Co., Ltd.	831,000	583,118
	Tadano, Ltd.	157,579	692,327
	Taihei Dengyo Kaisha, Ltd.	152,000	1,328,650
	Taihei Kogyo Co., Ltd.	257,000	843,607

16

* #	Taiheiyo Kaiun Co., Ltd.	167,000	176,676
	Taiheiyo Kouhatsu, Inc.	198,000	120,215
	Taiho Kogyo Co., Ltd.	95,200	666,298
	Taikisha, Ltd.	125,600	1,432,419
	Takada Kiko Co., Ltd.	350,000	613,356
#	Takano Co., Ltd.	52,000	295,586
	Takara Printing Co., Ltd.	38,055	346,537
#	Takara Standard Co., Ltd.	515,000	2,948,231
#	Takasago Thermal Engineering Co., Ltd.	292,000	2,251,778
* #	Takashima & Co., Ltd.	137,000	199,093
	Takigami Steel Construction Co., Ltd.	50,000	110,431
	Takisawa Machine Tool Co., Ltd.	191,000	149,942
#	Takuma Co., Ltd.	297,000	456,462
*	Tanseisha Co., Ltd.	74,000	168,605
	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	475,082
	TCM Corp.	350,000	450,477
	Techno Associe Co., Ltd.	58,400	294,477
	Techno Ryowa, Ltd.	71,390	371,640
#	Teikoku Electric Manufacturing Co., Ltd.	32,100	447,764
*	Tekken Corp.	521,000	544,208
	Teraoka Seisakusho Co., Ltd.	53,600	199,378
	The Keihin Co., Ltd.	199,000	248,995
	The Kodensha Co., Ltd.	25,000	34,398
	The Yasuda Warehouse Co., Ltd.	98,200	700,839
	Toa Corp.	744,000	895,337
#	Toa Doro Kogyo Co., Ltd.	155,000	294,830
*	Tobishima Corp.	1,548,500	518,495
#	Tocalo Co., Ltd.	51,600	544,437
#	Toda Corp.	623,000	2,040,641
	Todentu Corp.	121,000	193,304
	Toenec Corp.	307,000	1,419,059
	Tokai Lease Co., Ltd.	86,000	113,951
	Toko Electric Corp.	88,000	185,166
	Tokyo Biso Kogyo Corp.	19,000	114,484
	Tokyo Energy & Systems, Inc.	126,000	908,788
	Tokyo Keiki, Inc.	265,000	327,197
#	Tokyo Kikai Seisakusho, Ltd.	304,000	521,480
	Tokyo Sangyo Co., Ltd.	78,000	196,145
	Toli Corp.	207,000	348,569
	Tomoe Corp.	115,500	243,425
	Tonami Holdings Co., Ltd.	331,000	775,972
* #	Tori Holdings Co., Ltd.	2,969,000	152,783
#	Torishima Pump Manufacturing Co., Ltd.	102,200	1,301,441
#	Toshiba Machine Co., Ltd.	209,000	620,227
#	Toshiba Plant Kensetsu Co., Ltd.	236,450	2,222,696
	Tosho Printing Co., Ltd.	243,000	578,979
	Totetsu Kogyo Co., Ltd.	122,000	570,073
#	Toyo Electric Co., Ltd.	156,000	832,891
	Toyo Engineering Corp.	628,400	1,999,759
	Toyo Machinery & Metal Co., Ltd.	61,000	82,100
	Toyo Shutter Co., Ltd.	11,800	73,053
* #	Toyo Tanso Co, Ltd.	19,400	721,193
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	357,083
#	Trusco Nakayama Corp.	101,500	1,230,978
	Tsubakimoto Chain Co.	579,700	1,901,533

17

	Tsubakimoto Kogyo Co., Ltd.	97,000	198,474
#	Tsugami Corp.	265,000	419,627
	Tsukishima Kikai Co., Ltd.	149,000	789,931
	Tsurumi Manufacturing Co., Ltd.	94,000	511,377
	Tsuzuki Denki Co., Ltd.	75,000	200,368
	TTK Co., Ltd.	62,000	242,399
	Uchida Yoko Co., Ltd.	171,000	458,285
#	Ueki Corp.	455,000	645,037
#	Union Tool Co.	70,600	1,690,525
	Utoc Corp.	96,400	277,834
* #	Venture Link Co., Ltd.	405,500	92,158
* #	Wakachiku Construction Co., Ltd.	3,736,000	1,818,936
	Weathernews, Inc.	26,700	360,804
#	Yahagi Construction Co., Ltd.	151,000	823,323
	YAMABIKO Corp.	28,782	414,423
	Yamato Corp.	82,000	273,927
	Yamaura Corp.	40,500	59,663
	Yamazen Co., Ltd.	306,600	885,077
	Yokogawa Bridge Holdings Corp.	139,400	1,205,927
	Yondenko Corp.	133,800	651,750
	Yuasa Trading Co., Ltd.	779,000	763,195
	Yuken Kogyo Co., Ltd.	156,000	260,369
	Yurtec Corp.	278,000	1,456,982
#	Yushin Precision Equipment Co., Ltd.	53,534	583,221
Total Industrials			276,431,656

Information Technology — (9.6%)
#	Ai Holdings Corp.	182,600	548,816
	Aichi Tokei Denki Co., Ltd.	113,000	272,437
#	Aiphone Co., Ltd.	70,900	1,164,160
*	Allied Telesis Holdings K.K.	470,700	245,477
	Alpha Systems, Inc.	39,500	648,143
	Alps Electric Co., Ltd.	351,500	1,879,747
#	Anritsu Corp.	435,000	1,513,683
	AOI Electronics Co., Ltd.	37,400	227,933
	Apic Yamada Corp.	36,000	50,741
#	CAC Corp.	69,100	417,075
	Canon Electronics, Inc.	68,200	780,064
	Canon Finetech, Inc.	133,970	1,254,180
	Chino Corp.	158,000	357,617
#	CMK Corp.	70,100	372,817
	Computer Engineering & Consulting, Ltd.	61,500	383,577
	Core Corp.	45,700	259,861
	Cresco, Ltd.	23,200	117,579
* #	CSK Holdings Corp.	144,200	761,699
*	Daiko Denshi Tsushin, Ltd.	23,000	38,728
* #	Dainippon Screen Manufacturing Co., Ltd.	637,000	1,401,097
	Denki Kogyo Co., Ltd.	237,000	1,328,571
#	Disco Corp.	37,000	1,113,572
	DKK TOA Corp.	31,000	57,282
	DTS Corp.	84,900	609,942
#	Dwango Co., Ltd.	230	361,895
	eAccess, Ltd.	4,312	2,823,843
	Eizo Nanao Corp.	75,600	1,221,452
*	Elna Co., Ltd.	97,000	94,034

18

* #	Elpida Memory, Inc.	148,500	1,590,400
#	Epson Toyocom Corp.	426,000	1,214,200
	ESPEC Corp.	79,800	447,179
* #	FDK Corp.	425,000	737,211
#	Fuji Soft, Inc.	127,900	1,815,249
*	Fujitsu Component, Ltd.	177	69,761
	Fujitsu Frontech, Ltd.	78,600	686,011
	Fuso Dentsu Co., Ltd.	16,000	48,510
#	Future Architect, Inc.	1,464	481,406
	Hakuto Co., Ltd.	80,300	466,276
	Hitachi Business Solution Co., Ltd.	43,200	230,981
	Hitachi Information Systems, Ltd.	128,100	2,267,081
#	Hitachi Kokusai Electric, Inc.	303,500	1,751,511
	Hitachi Maxell, Ltd.	153,900	1,487,851
	Hitachi Software Engineering Co., Ltd.	177,000	2,182,691
	Hitachi Systems & Services, Ltd.	77,600	811,572
#	Hochiki Corp.	97,000	541,873
	Hokuriku Electric Industry Co., Ltd.	308,000	448,256
#	Horiba, Ltd.	49,900	910,666
	Hosiden Corp.	243,000	2,983,266
	Icom, Inc.	49,700	1,012,081
* #	Ikegami Tsushinki Co., Ltd.	174,000	146,445
	Ines Corp.	172,500	918,644
	I-Net Corp.	47,800	240,097
	Information Services International-Dentsu, Ltd.	93,600	473,784
* #	Invoice, Inc.	39,279	212,360
#	Ishii Hyoki Co., Ltd.	23,700	342,544
#	IT Holdings Corp.	262,001	3,183,103
* #	Iwatsu Electric Co., Ltd.	303,000	274,558
#	Japan Aviation Electronics Industry, Ltd.	300,600	1,589,191
#	Japan Business Computer Co., Ltd.	74,900	401,180
	Japan Digital Laboratory Co., Ltd.	113,400	1,017,688
#	Japan Radio Co., Ltd.	435,000	909,847
	Jastec Co., Ltd.	61,400	282,461
	JBIS Holdings, Inc.	79,600	249,996
	JIEC Co., Ltd.	199	112,201
	Kaga Electronics Co., Ltd.	97,300	882,844
#	Kakaku.com, Inc.	419	1,434,053
	Kanematsu Electronics, Ltd.	83,100	549,318
	Kawatetsu Systems, Inc.	174	125,598
	Koa Corp.	148,700	887,975
* #	Kubotek Corp.	407	79,645
	Kyoden Co., Ltd.	160,000	130,789
	Kyowa Electronic Instruments Co., Ltd.	52,000	142,686
	Macnica, Inc.	56,700	634,487
	Marubun Corp.	96,100	242,901
#	Maruwa Co., Ltd.	36,500	403,477
	Maspro Denkoh Corp.	61,000	550,599
#	Megachips Corp.	87,300	1,219,112
*	Meisei Electric Co., Ltd.	359,000	426,400
#	Melco Holdings, Inc.	9,000	107,895
	Mimasu Semiconductor Industry Co., Ltd.	97,281	1,116,497
	Miroku Jyoho Service Co., Ltd.	107,000	214,447
	Mitsui High-Tec, Inc.	141,900	1,141,814
#	Mitsui Knowledge Industry Co., Ltd.	3,688	525,466

19

* #	Mutoh Holdings Co., Ltd.	160,000	254,160
*	Nagano Japan Radio Co., Ltd.	85,000	108,173
	Nakayo Telecommunications, Inc.	549,000	713,324
*	NEC Electronics Corp.	63,300	667,288
	NEC Fielding, Ltd.	171,700	1,769,299
	NEC Mobiling, Ltd.	49,600	775,007
* #	NEC Tokin Corp.	347,000	751,168
	Net One Systems Co., Ltd.	1,889	2,380,174
*	Netmarks, Inc.	523	81,928
	Nichicon Corp.	265,000	2,542,931
#	Nidec Sankyo Corp.	200,000	759,370
#	Nihon Dempa Kogyo Co., Ltd.	69,000	1,124,079
* #	Nihon Inter Electronics Corp.	104,700	198,136
	Nihon Unisys, Ltd.	117,600	739,162
*	Nippon Avionics Co., Ltd.	83,000	133,092
#	Nippon Ceramic Co., Ltd.	86,700	863,910
	Nippon Chemi-Con Corp.	466,000	1,157,664
	Nippon Systemware Co., Ltd.	30,000	90,696
	Nissho Electronics Corp.	79,500	806,607
#	Nohmi Bosai, Ltd.	159,000	1,185,523
#	NS Solutions Corp.	45,300	527,858
#	NSD Co., Ltd.	173,800	1,367,867
	Okaya Electric Industries Co., Ltd.	73,000	190,192
*	Oki Electric Industry Co., Ltd.	2,029,000	1,903,057
	Ono Sokki Co., Ltd.	103,000	376,876
	Origin Electric Co., Ltd.	105,000	268,858
#	Osaki Electric Co., Ltd.	128,000	1,062,555
	PCA Corp.	17,500	152,198
* #	Pixela Corp.	33,000	55,104
*	Pulstec Industrial Co., Ltd.	17,200	6,588
	Rikei Corp.	186,000	119,223
	Riken Keiki Co., Ltd.	77,800	420,639
#	Roland DG Corp.	59,800	806,918
	Ryoden Trading Co., Ltd.	152,000	612,372
	Ryosan Co., Ltd.	122,000	2,573,283
	Ryoyo Electro Corp.	108,000	866,727
#	Sanken Electric Co., Ltd.	300,000	939,159
	Sanko Co., Ltd.	22,000	57,742
	Sanshin Electronics Co., Ltd.	108,100	668,485
	Satori Electric Co., Ltd.	56,380	254,933
*	Saxa Holdings, Inc.	194,000	234,307
	Sekonic Corp.	36,000	50,371
	Shindengen Electric Manufacturing Co., Ltd.	296,000	533,552
#	Shinkawa, Ltd.	68,400	835,919
	Shinko Shoji Co., Ltd.	75,900	492,049
	Shizuki Electric Co., Inc.	103,000	267,873
#	Siix Corp.	83,700	300,410
#	SMK Corp.	265,000	852,297
	Sorun Corp.	92,600	370,753
*	SPC Electronics Corp.	48,200	63,089
#	SRA Holdings, Inc.	49,700	305,813
	Star Micronics Co., Ltd.	133,000	1,083,629
	Sumida Corp.	66,249	324,264
	Sumisho Computer Systems Corp.	145,100	1,700,078
#	SUNX, Ltd.	117,400	321,133

20

	SystemPro Co., Ltd.	676	251,683
	Tachibana Eletech Co., Ltd.	62,400	429,669
#	Taiyo Yuden Co., Ltd.	200,000	1,538,057
	Tamura Corp.	253,000	500,038
* #	Tecmo Koei Holdings Co., Ltd.	233,430	1,583,499
#	Teikoku Tsushin Kogyo Co., Ltd.	172,000	345,327
	TKC Corp.	100,600	1,830,561
*	Toko, Inc.	331,000	387,661
	Tokyo Denpa Co., Ltd.	24,900	123,674
	Tokyo Electron Device, Ltd.	352	387,643
#	Tokyo Seimitsu Co., Ltd.	104,300	1,207,345
#	Tomen Electronics Corp.	50,600	485,939
	Tose Co., Ltd.	23,100	133,343
	Toshiba TEC Corp.	234,000	828,762
* #	Totoku Electric Co., Ltd.	129,000	127,965
	Toukei Computer Co., Ltd.	27,710	303,294
#	Toyo Corp.	110,600	990,351
* #	Trans Cosmos, Inc.	163,500	1,047,222
	Trinity Industrial Corp.	56,000	175,339
	Tsuzuki Densan Co., Ltd.	22,500	53,544
#	Ulvac, Inc.	55,800	1,039,757
#	Uniden Corp.	121,000	384,108
*	Union Holdings Co., Ltd.	1,598,600	230,037
	XNET Corp.	21	27,992
* #	Yamaichi Electronics Co., Ltd.	388,500	715,537
	Yaskawa Electric Corp.	129,000	600,329
	Yaskawa Information Systems Corp.	40,000	110,410
	Ye Data, Inc.	43,000	64,260
#	Yokowo Co., Ltd.	69,500	311,297
#	Zuken, Inc.	95,200	590,333
Total Information Technology			118,532,994

Materials — (9.5%)
	Achilles Corp.	670,000	927,153
	Adeka Corp.	341,200	2,163,251
	Agro-Kanesho Co., Ltd.	7,000	51,856
#	Aichi Steel Corp.	367,000	1,213,841
	Arakawa Chemical Industries, Ltd.	67,700	441,433
	Araya Industrial Co., Ltd.	204,000	236,528
	Aronkasei Co., Ltd.	124,000	347,519
#	Asahi Organic Chemicals Industry Co., Ltd.	334,000	824,719
	Chuetsu Pulp and Paper Co., Ltd.	395,000	1,122,434
*	Chugai Mining Co., Ltd.	852,400	234,041
#	Chugoku Marine Paints, Ltd.	233,000	1,331,690
* #	Chugokukogyo Co., Ltd.	105,000	97,731
#	Co-Op Chemical Co., Ltd.	159,000	302,601
#	Dai Nippon Toryo, Ltd.	488,000	463,012
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	141,094
#	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	240,326
#	Daiken Corp.	439,000	704,012
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	658,058
#	Daio Paper Corp.	74,500	674,108
#	Daiso Co., Ltd.	373,000	718,407
	DC Co., Ltd.	113,900	331,958
	Dijet Industrial Co., Ltd.	81,000	145,887

21

	Dowa Holdings Co., Ltd.	175,000	695,776
	Dynapac Co., Ltd.	25,000	73,883
#	FP Corp.	71,700	2,507,975
	Fujikura Kasei Co., Ltd.	94,500	358,987
#	Fumakilla, Ltd.	85,000	341,962
*	Geostar Corp.	90,000	66,604
	Godo Steel, Ltd.	542,000	1,406,448
#	Gun-Ei Chemical Industry Co., Ltd.	278,000	564,973
	Harima Chemicals, Inc.	78,000	264,613
#	Hodogaya Chemical Co., Ltd.	281,000	522,262
	Hokkan Holdings, Ltd.	210,000	475,742
	Hokko Chemical Industry Co., Ltd.	90,000	268,861
#	Hokuetsu Paper Mills, Ltd.	625,500	2,751,373
#	Hokushin Co., Ltd.	64,000	91,609
	Honshu Chemical Industry Co., Ltd.	35,000	136,853
	Ihara Chemical Industry Co., Ltd.	155,000	437,735
#	ISE Chemicals Corp.	86,000	348,727
*	Ishihara Sangyo Kaisha, Ltd.	1,292,500	967,997
#	Ishii Iron Works Co., Ltd.	110,000	189,053
	Japan Carlit Co., Ltd.	59,800	197,529
	JSP Corp.	106,700	558,400
#	Kanto Denka Kogyo Co., Ltd.	194,000	678,215
	Katakura Chikkarin Co., Ltd.	43,000	137,246
	Kawakin Holdings Co., Ltd.	11,000	31,889
	Kawasaki Kasei Chemicals, Ltd.	121,000	115,420
* #	Kishu Paper Co., Ltd.	260,000	211,911
	Koatsu Gas Kogyo Co., Ltd.	190,000	889,609
#	Kohsoku Corp.	62,800	332,193
	Konishi Co., Ltd.	67,500	519,623
	Kumiai Chemical Industry Co., Ltd.	296,000	932,690
	Kureha Corp.	627,500	2,672,823
#	Kurosaki Harima Corp.	286,000	545,305
	Lintec Corp.	87,400	1,202,112
	MEC Co., Ltd.	61,200	227,361
	Mesco, Inc.	30,000	121,679
	Mitsubishi Paper Mills, Ltd.	1,094,000	1,625,768
	Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,099,552
*	Mitsui Mining and Smelting Co., Ltd.	389,000	770,088
	Mory Industries, Inc.	154,000	314,163
	Nakabayashi Co., Ltd.	181,000	361,109
	Nakayama Steel Works, Ltd.	443,000	1,045,822
#	Neturen Co., Ltd.	153,800	1,167,628
	Nichia Steel Works, Ltd.	175,900	457,671
	Nichireki Co., Ltd.	96,000	284,361
	Nifco, Inc.	162,700	2,158,006
	Nihon Kagaku Sangyo Co., Ltd.	79,000	353,481
	Nihon Matai Co., Ltd.	111,000	95,670
#	Nihon Nohyaku Co., Ltd.	219,000	1,558,827
	Nihon Parkerizing Co., Ltd.	230,000	1,917,446
	Nihon Seiko Co., Ltd.	18,000	23,399
*	Nippon Carbide Industries Co., Inc.	201,000	173,949
	Nippon Chemical Industrial Co., Ltd.	281,000	529,225
#	Nippon Chutetsukan K.K.	97,000	124,371
	Nippon Chuzo K.K.	136,000	134,423
#	NIPPON COKE & ENGINEERING CO., LTD.	772,500	828,393

22

#	Nippon Concrete Industries Co., Ltd.	157,000	200,930
#	Nippon Denko Co., Ltd.	372,000	1,586,003
	Nippon Fine Chemical Co., Ltd.	90,600	466,936
*	Nippon Foil Manufacturing Co., Ltd.	51,000	50,435
#	Nippon Kasei Chemical Co., Ltd.	355,000	507,232
	Nippon Kayaku Co., Ltd.	248,000	1,336,150
#	Nippon Kinzoku Co., Ltd.	222,000	317,120
#	Nippon Koshuha Steel Co., Ltd.	438,000	429,498
*	Nippon Light Metal Co., Ltd.	1,115,000	999,195
#	Nippon Metal Industry Co., Ltd.	592,000	907,725
#	Nippon Paint Co., Ltd.	727,200	2,672,266
*	Nippon Pigment Co., Ltd.	43,000	67,021
	Nippon Pillar Packing Co., Ltd.	83,000	257,170
	Nippon Soda Co., Ltd.	525,000	1,722,672
#	Nippon Valqua Industries, Ltd.	313,000	650,307
#	Nippon Yakin Kogyo Co., Ltd.	395,500	1,366,576
	Nittetsu Mining Co., Ltd.	281,000	960,788
	Nitto FC Co., Ltd.	72,000	342,481
#	NOF Corp.	701,000	2,594,193
	Okamoto Industries, Inc.	402,000	1,348,908
#	Okura Industrial Co., Ltd.	211,000	529,477
	Osaka Organic Chemical Industry, Ltd.	66,000	232,044
	Osaka Steel Co., Ltd.	112,700	1,807,852
#	Osaka Titanium Technologies Co., Ltd.	31,000	937,318
#	Pacific Metals Co., Ltd.	246,000	1,579,600
	Riken Technos Corp.	197,000	336,324
*	S Science Co., Ltd.	3,265,000	66,434
#	S.T. Chemical Co., Ltd.	96,600	885,428
	Sakai Chemical Industry Co., Ltd.	355,000	1,063,036
	Sakata INX Corp.	214,000	581,725
#	Sanyo Chemical Industries, Ltd.	372,000	1,730,825
	Sanyo Special Steel Co., Ltd.	553,300	1,967,239
	Sekisui Plastics Co., Ltd.	343,000	964,026
	Shikoku Chemicals Corp.	202,000	655,950
	Shinagawa Refractories Co., Ltd.	224,000	418,728
	Shin-Etsu Polymer Co., Ltd.	253,300	1,326,552
	Shinko Wire Co., Ltd.	185,000	301,637
	Showa Tansan Co., Ltd.	13,000	39,329
	Somar Corp.	43,000	78,247
#	Stella Chemifa Corp.	42,100	905,112
*	Sumitomo Light Metal Industries, Ltd.	1,248,000	1,168,209
#	Sumitomo Osaka Cement Co., Ltd.	225,000	505,653
	Sumitomo Pipe & Tube Co., Ltd.	108,100	571,044
	Sumitomo Seika Chemicals Co., Ltd.	238,000	656,205
#	Taisei Lamick Co., Ltd.	18,500	367,635
#	Takasago International Corp.	339,000	1,625,194
	Takiron Co., Ltd.	243,000	604,177
	Tayca Corp.	151,000	374,059
	Tenma Corp.	108,100	1,020,256
#	The Nippon Synthetic Chemical Industry Co., Ltd.	333,000	1,160,723
	The Pack Corp.	66,200	843,351
* #	Titan Kogyo K.K.	59,000	105,650
#	Toagosei Co., Ltd.	897,000	2,235,330
#	Toda Kogyo Corp.	158,000	599,336
#	Toho Titanium Co., Ltd.	65,400	936,487

23

#	Toho Zinc Co., Ltd.	425,000	1,415,199
#	Tokai Carbon Co., Ltd.	330,000	1,479,893
	Tokushu Tokai Holdings Co., Ltd.	505,580	1,219,970
#	Tokyo Ohka Kogyo Co., Ltd.	111,900	1,893,204
#	Tokyo Rope Manufacturing Co., Ltd.	557,000	1,477,085
* #	Tomoegawa Paper Co., Ltd.	125,000	253,630
	Tomoku Co., Ltd.	294,000	526,195
	Topy Industries, Ltd.	748,000	1,156,303
	Toyo Ink Manufacturing Co., Ltd.	541,000	1,172,735
	Toyo Kohan Co., Ltd.	307,000	1,213,908
	TYK Corp.	142,000	311,403
	Ube Material Industries, Ltd.	275,000	456,874
	Wood One Co., Ltd.	169,000	447,891
	Yamamura Glass Co., Ltd.	360,000	700,611
	Yodogawa Steel Works, Ltd.	624,500	2,839,958
#	Yuki Gosei Kogyo Co., Ltd.	64,000	195,713
#	Yushiro Chemical Industry Co., Ltd.	51,600	443,207
	Zeon Corp.	503,000	1,539,672
Total Materials			116,947,698

Utilities — (0.6%)
	Hokkaido Gas Co., Ltd.	210,000	533,747
	Hokuriku Gas Co., Ltd.	99,000	270,689
	Okinawa Electric Power Co., Ltd.	32,671	1,553,618
#	Saibu Gas Co., Ltd.	1,291,000	3,180,288
	Shizuoka Gas Co., Ltd.	258,000	1,442,932
#	Tokai Corp.	258,000	883,247
Total Utilities			7,864,521

TOTAL COMMON STOCKS			978,538,033

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $5,970,000 FNMA 5.00%, 06/01/23, valued at $5,564,351) to be repurchased at $5,478,029	$5,478	5,478,000

Shares
SECURITIES LENDING COLLATERAL — (20.3%)
§ @	DFA Short Term Investment Fund LP	250,523,360	250,523,360

	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $416,726) to be repurchased at $408,557	$409	408,555

TOTAL SECURITIES LENDING COLLATERAL		250,931,915

TOTAL INVESTMENTS - (100.0%) (Cost $1,681,656,946)		$1,234,947,948

See accompanying Notes to Financial Statements.

24

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (46.5%)
COMMON STOCKS — (46.5%)
*	4C Security Solutions, Ltd.	94,271	$3,347
	ABB Grain, Ltd.	632,085	4,009,598
* #	ABC Learning Centres, Ltd.	535,970	—
*	Adacel Technologies, Ltd.	113,249	33,970
*	Adamus Resources, Ltd.	532,491	152,468
	ADCorp Australia, Ltd.	229,411	36,405
#	Adelaide Brighton, Ltd.	1,450,602	2,216,732
*	Aditya Birla Minerals, Ltd.	841,658	218,564
	Adtrans Group, Ltd.	35,698	67,721
#	AED Oil, Ltd.	282,000	133,646
	Aevum, Ltd.	442,938	255,581
*	Agenix, Ltd.	707,478	8,741
*	Ainsworth Game Technology, Ltd.	393,653	19,592
	AJ Lucas Group, Ltd.	333,607	624,117
*	Alchemia, Ltd.	565,630	144,949
#	Alesco Corp., Ltd.	457,971	1,325,766
*	Alkane Resources, Ltd.	938,520	163,586
*	Alliance Resources, Ltd.	77,000	37,198
*	Allied Medical, Ltd.	11,746	—
	Altium, Ltd.	162,100	58,747
*	Amadeus Energy, Ltd.	819,137	177,826
	Amalgamated Holdings, Ltd.	374,540	1,118,402
	Amcom Telecommunications, Ltd.	1,135,725	115,619
	Ammtec, Ltd.	12,835	17,634
*	Andean Resources, Ltd.	1,464,837	1,715,441
	Ansell, Ltd.	168,816	1,026,072
	AP Eagers, Ltd.	37,790	177,234
#	APA Group	887,441	1,907,057
* #	Apex Minerals NL	371,724	60,378
#	APN News & Media, Ltd.	1,203,687	1,223,479
* #	Aquila Resources, Ltd.	380,685	897,168
	Arana Therapeutics, Ltd.	976,201	973,350
	ARB Corporation, Ltd.	304,681	678,171
	Ariadne Australia, Ltd.	267,324	44,913
*	Arrow Energy, Ltd.	342,480	824,438
#	Asciano Group	1,645,719	1,590,856
	ASG Group, Ltd.	178,097	77,113
	Aspen Group	15,453	4,365
	Astron, Ltd.	87,221	106,252
* #	Atlas Iron, Ltd.	662,409	626,937
	Atlas South Sea Pearl, Ltd.	110,113	8,359

1

*	Aurora Oil and Gas, Ltd.	589,181	51,816
	Ausdrill, Ltd.	694,863	415,975
	Ausmelt, Ltd.	44,782	3,540
#	Austal, Ltd.	664,923	1,255,857
*	Austar United Communications, Ltd.	3,318,832	1,875,021
	Austbrokers Holdings, Ltd.	19,454	54,469
	Austereo Group, Ltd.	1,408,798	1,255,285
*	Austpac Resources NL	2,595,102	75,358
#	Australian Agricultural Co., Ltd.	970,435	1,268,154
	Australian Infrastructure Fund	2,074,580	2,273,770
#	Australian Pharmaceutical Industries, Ltd.	5,455,541	2,024,411
	Australian Wealth Management, Ltd.	2,039,661	1,448,551
	Australian Worldwide Exploration, Ltd.	1,464,634	2,575,903
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	5,037
*	Autron Corporation, Ltd.	989,247	15,817
* #	Avexa, Ltd.	251,667	18,211
*	Aviva Corp., Ltd.	26,838	2,351
#	AVJennings, Ltd.	5,350,378	1,288,016
* #	Avoca Resources, Ltd.	656,313	715,021
	AWB, Ltd.	1,670,879	1,615,200
*	Ballarat South Gold, Ltd.	1,996	13,090
#	Bank of Queensland, Ltd.	59,059	364,885
*	Bannerman Resources, Ltd.	83,994	65,775
	Beach Petroleum, Ltd.	3,467,976	1,922,157
	Beyond International, Ltd.	61,256	24,930
* #	Biota Holdings, Ltd.	940,673	1,002,901
*	Bisalloy Steel Group, Ltd.	469,001	85,879
	Blackmores, Ltd.	72,861	832,795
	Boart Longyear Group	2,801,389	241,647
*	Boulder Steel, Ltd.	1,667,795	43,802
#	Bradken, Ltd.	570,170	1,314,575
*	Breakaway Resporces, Ltd.	755,280	35,630
	Breville Group, Ltd.	598,466	330,657
	Brickworks, Ltd.	110,449	859,442
*	Brockman Resources, Ltd.	653,924	551,668
	BSA, Ltd.	560,535	69,801
*	Buru Energy, Ltd.	624,558	104,120
#	Cabcharge Australia, Ltd.	408,669	1,984,111
#	Calliden Group, Ltd.	633,393	152,076
#	Campbell Brothers, Ltd.	233,926	2,708,879
*	Cape Range Wireless, Ltd.	7,260	—
* #	Capral Aluminium, Ltd.	743,515	43,185
*	Carbon Energy, Ltd.	232,348	82,505
	Cardno, Ltd.	247,493	566,609
*	Carnarvon Petroleum, Ltd.	2,906,082	916,744
*	Carnegie Corp., Ltd.	935,760	177,157
*	Carpentaria Exploration, Ltd.	102,749	3,460
	Cash Converters International, Ltd.	1,086,054	353,934
*	CBH Resources, Ltd.	408,220	—
*	CDS Technologies, Ltd.	13,276	9,166
	Cedar Woods Properties, Ltd.	97,470	74,715

2

	Cellestis, Ltd.	387,333	782,758
*	Cellnet Group, Ltd.	921,474	130,223
* #	Centamin Egypt, Ltd.	2,078,015	1,629,910
#	Centennial Coal Co., Ltd.	1,181,424	1,547,295
* #	Ceramic Fuel Cells, Ltd.	2,190,662	114,671
	Challenger Financial Services Group, Ltd.	1,755,942	2,544,430
	Chandler Macleod Group, Ltd.	88,156	6,348
	Charter Hall Group	620,607	166,401
*	Chemeq, Ltd.	166,742	10,058
*	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	161,491
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,095
*	Circadian Technologies, Ltd.	64,591	39,382
*	Citadel Resource Group, Ltd.	1,711,372	185,607
*	Citigold Corp., Ltd.	3,765,806	490,309
	Clarius Group, Ltd.	1,022,084	288,184
*	Clinuvel Pharmaceuticals, Ltd.	1,128,482	236,538
	Clough, Ltd.	2,546,468	1,095,458
	Clover Corp., Ltd.	269,348	42,093
*	CMI, Ltd.	81,810	23,715
*	CO2 Group, Ltd.	844,559	85,334
*	Cockatoo Coal, Ltd.	83,491	22,652
	Codan, Ltd.	142,942	62,501
#	Coffey International, Ltd.	543,461	780,069
	Collection House, Ltd.	1,776,852	573,750
* #	Commander Communications, Ltd.	929,503	55,392
*	ComTel Corp., Ltd.	120,514	1,482
#	ConnectEast Group	5,625,979	1,631,453
*	Conquest Mining, Ltd.	1,039,761	313,259
	Consolidated Media Holdings, Ltd.	630,222	972,782
	Consolidated Rutile, Ltd.	1,468,122	455,388
#	Corporate Express Australia, Ltd.	598,416	1,521,381
#	Count Financial, Ltd.	1,057,924	1,076,334
*	Coventry Group, Ltd.	136,019	115,221
	CP1, Ltd.	471,500	5,834
	CPI Group, Ltd.	68,585	7,975
	Crane Group, Ltd.	336,239	2,260,574
*	Crescent Gold, Ltd.	1,124,856	112,154
* #	CuDeco, Ltd.	87,507	129,333
*	Cue Energy Resources, Ltd.	452,354	39,255
*	Customers, Ltd.	554,372	823,734
*	Cytopia, Ltd.	34,980	3,100
	Danks Holdings, Ltd.	10,425	47,163
	Data#3, Ltd.	5,572	21,186
#	David Jones, Ltd.	1,336,771	2,931,014
	Devine, Ltd.	943,656	331,879
	DKN Financial Group, Ltd.	927	303
	Dominion Mining, Ltd.	394,791	1,499,957
#	Downer EDI, Ltd.	890,141	3,255,255
*	Dragon Mining, Ltd.	1,665,100	62,961
*	Drillsearch Energy, Ltd.	4,394,338	69,642
	DUET Group	2,738,547	3,267,851
#	DWS Advanced Business Solutions, Ltd.	61,895	29,346

3

*	Eastern Star Gas, Ltd.	2,840,990	1,571,110
	Elders, Ltd.	3,162,221	972,624
*	Ellect Holdings, Ltd.	483	1,265
*	Ellex Medical Lasers, Ltd.	278,000	23,962
#	Emeco Holdings, Ltd.	1,240,388	354,712
#	Energy Developments, Ltd.	655,331	835,458
* #	Energy World Corp., Ltd.	4,611,496	1,847,661
*	Engin, Ltd.	1,214,591	16,346
*	Entertainment Media & Telecoms Corp., Ltd.	2,900	842
#	Envestra, Ltd.	5,706,866	2,049,447
	Envirozel, Ltd.	611,875	40,742
	Euroz, Ltd.	8,038	4,785
* #	Extract Resources, Ltd.	114,989	402,513
*	Falcon Minerals, Ltd.	288,000	17,260
	Fantastic Holdings, Ltd.	355,613	655,549
*	Fig Tree Developments, Ltd.	20,365	148
*	First Australian Resources, Ltd.	2,542,976	112,257
	Fleetwood Corp., Ltd.	241,058	1,089,486
	FlexiGroup, Ltd.	293,899	117,100
#	Flight Centre, Ltd.	192,954	850,457
*	Flinders Mines, Ltd.	5,948,301	283,225
	Forest Enterprises Australia, Ltd.	1,513,062	197,108
*	Forge Group, Ltd.	170,828	40,974
* #	Forte Energy NL	850,000	68,028
*	Funtastic, Ltd.	250,296	25,560
*	Gale Pacific, Ltd.	125,851	5,030
	Gazal Corp., Ltd.	104,542	69,518
*	Genetic Technologies, Ltd.	500,183	16,434
* #	Geodynamics, Ltd.	1,015,653	807,862
* #	Gindalbie Metals, Ltd.	1,817,381	895,138
*	Giralia Resources NL	625,030	276,272
*	Glengarry Resources, Ltd.	768,955	22,448
*	Globe International, Ltd.	88,283	8,354
*	Golden Gate Petroleum, Ltd.	797,686	39,842
*	Goldsearch, Ltd.	423,975	7,186
	Gowing Bros., Ltd.	79,311	157,791
* #	Graincorp, Ltd. Series A	242,841	1,287,996
*	Grange Resources, Ltd.	451,979	87,236
#	GRD, Ltd.	2,129,503	587,304
#	Great Southern, Ltd.	9,302,784	811,720
#	GUD Holdings, Ltd.	326,164	1,680,197
	Gunns, Ltd.	2,264,920	1,804,762
#	GWA International, Ltd.	957,332	1,619,548
*	Haoma Mining NL	440,554	21,059
	Hastie Group, Ltd.	546,883	557,193
*	Havilah Resources NL	280,570	107,630
#	Healthscope, Ltd.	734,309	2,054,887
	HGL, Ltd.	108,137	54,907
*	Highlands Pacific, Ltd.	2,651,500	188,617
#	Hills Industries, Ltd.	803,536	1,136,300
* #	Horizon Oil, Ltd.	3,227,717	269,698
*	Hutchison Telecommunications (Australia), Ltd.	7,914,113	604,824

4

*	Hyro, Ltd.	248,448	3,970
* #	IBA Health Group, Ltd.	2,656,550	1,393,662
*	ICSGlobal, Ltd.	249,107	33,013
	IDT Australia, Ltd.	82,205	98,213
	iiNet, Ltd.	518,406	602,243
*	Iluka Resources, Ltd.	311,306	740,377
	Imdex, Ltd.	812,684	199,845
*	Imugene, Ltd.	474,785	36,273
*	IMX Resources, Ltd.	606,340	116,507
#	Independence Group NL	552,303	1,579,665
*	Indo Mines, Ltd.	108,199	17,505
* #	Indophil Resources NL	1,738,038	454,439
#	Industrea, Ltd.	3,394,391	465,843
	Infomedia, Ltd.	1,458,074	317,410
*	Innamincka Petroleum, Ltd.	799,831	113,420
	Integrated Research, Ltd.	261,513	52,971
* #	Intrepid Mines, Ltd.	666,867	120,981
	Invocare, Ltd.	731,219	2,706,930
#	IOOF Holdings, Ltd.	403,357	1,169,729
#	Iress Market Technology, Ltd.	348,498	1,508,166
*	Ixla, Ltd.	89,921	1,503
* #	Jabiru Metals, Ltd.	1,854,281	401,454
#	JB Hi-Fi, Ltd.	279,730	2,762,417
*	Jumbuck Entertainment, Ltd.	7,000	2,510
#	K&S Corp., Ltd.	157,781	268,801
* #	Kagara, Ltd.	814,037	568,823
* #	Karoon Gas Australia, Ltd.	628,673	2,501,293
*	Keycorp, Ltd.	45,687	10,924
*	Kings Minerals NL	1,634,196	102,687
* #	Kingsgate Consolidated, Ltd.	388,020	1,694,098
	Kresta Holdings, Ltd.	507,262	49,745
*	Lafayette Mining, Ltd.	1,963,956	21,410
*	Lednium, Ltd.	195,019	11,338
	Lemarne Corp., Ltd.	30,790	78,316
#	Lend Lease Primelife, Ltd.	2,140,495	209,829
*	Leyshon Resources, Ltd.	103,357	5,760
*	Life Therapeutics, Ltd.	393,649	13,499
* #	Linc Energy, Ltd.	866,033	1,571,835
*	Lodestar Minerals, Ltd.	96,976	2,858
	Lycopodium, Ltd.	45,700	59,726
*	Lynas Corp., Ltd.	2,421,413	615,916
	MAC Services Group, Ltd.	185,743	187,863
#	MacArthur Coal, Ltd.	246,659	756,629
#	MacMahon Holdings, Ltd.	2,606,438	643,532
#	Macquarie Communications Infrastructure Group	1,522,900	2,484,767
#	Macquarie Media Group, Ltd.	786,064	704,468
*	Macquarie Telecom Group, Ltd.	35,019	48,355
*	Mantra Resources, Ltd.	10,296	19,902
*	Marion Energy, Ltd.	400,930	112,889
*	Maryborough Sugar Factory, Ltd.	2,560	3,347
	MaxiTRANS Industries, Ltd.	887,723	141,608
* #	McGuigan Simeon Wines, Ltd.	3,062,324	609,952

5

	McMillan Shakespeare, Ltd.	194,418	377,535
	McPherson’s, Ltd.	303,441	245,908
	Melbourne IT, Ltd.	381,905	616,194
*	MEO Australia, Ltd.	380,000	26,481
*	Mercury Mobility, Ltd.	232,538	9,213
	Mermaid Marine Australia, Ltd.	726,827	788,482
*	Metabolic Pharmaceuticals, Ltd.	769,438	15,757
*	Metal Storm, Ltd.	650,892	16,083
*	Mikoh Corp., Ltd.	611,820	27,424
*	Minara Resources, Ltd.	360,000	150,236
	Mincor Resources NL	946,204	669,273
*	Mineral Deposits, Ltd.	216,925	116,427
#	Mineral Resources, Ltd.	470,578	1,181,752
*	Mirabela Nickel, Ltd.	52,782	70,879
	Mitchell Communications Group, Ltd.	1,192,579	522,138
* #	Molopo Australia, Ltd.	940,636	700,225
	Monadelphous Group, Ltd.	302,955	2,219,488
	Mortgage Choice, Ltd.	722,000	403,560
*	Mosaic Oil NL	2,209,067	215,464
*	Mount Gibson Iron, Ltd.	3,114,599	1,413,686
	Namoi Cotton Cooperative, Ltd.	196,490	53,605
*	Natasa Mining, Ltd.	3,500	3,561
	National Can Industries, Ltd.	97,017	70,507
	Navitas, Ltd.	1,205,167	2,000,025
	New Hope Corp., Ltd.	2,061,229	6,318,944
* #	Nexus Energy, Ltd.	2,334,624	644,741
* #	Nido Petroleum, Ltd.	4,759,793	480,863
	Nomad Building Solutions, Ltd.	29,195	10,822
*	North Australian Diamonds, Ltd.	3,646,488	26,499
* #	Novogen, Ltd.	391,594	132,102
*	NuSep, Ltd.	872	32
#	Oakton, Ltd.	378,695	370,272
*	Orbital Corp., Ltd.	1,013,772	41,899
	OrotonGroup, Ltd.	79,968	180,157
*	Otto Energy, Ltd.	849,150	45,866
	Over Fifty Group, Ltd.	39,928	13,037
	Pacific Brands, Ltd.	2,641,295	1,337,693
*	Paladin Energy, Ltd.	1,325	4,381
*	Pan Pacific Petroleum NL	1,059,542	245,480
* #	PanAust, Ltd.	7,103,292	1,704,552
#	Panoramic Resources, Ltd.	901,883	988,790
#	Paperlinx, Ltd.	2,771,649	1,164,385
*	Payce Consolidated, Ltd.	29,670	16,172
	Peet, Ltd.	974,503	971,151
#	Perpetual Trustees Australia, Ltd.	80,795	1,885,697
* #	Perseus Mining, Ltd.	43,681	28,633
* #	Pharmaxis, Ltd.	737,919	1,170,092
	Photon Group, Ltd.	9,218	7,050
*	Planet Gas, Ltd.	624,172	27,280
*	Plantcorp NL	4,329	—
* #	Platinum Australia, Ltd.	866,470	521,441
	PMP, Ltd.	1,925,364	577,406

6

*	Port Bouvard, Ltd.	270,578	96,776
*	Poseidon Nickel, Ltd.	670,939	116,291
	PPK Group, Ltd.	99,965	25,572
*	Prana Biotechnology, Ltd.	195,424	28,517
#	Premier Investments, Ltd.	178,427	601,520
#	Primary Health Care, Ltd.	95,120	300,406
	Prime Media Group, Ltd.	1,001,480	458,583
*	Prime Retirement & Aged Care Property Trust	1,426,995	129,540
#	Programmed Maintenance Service, Ltd.	441,446	849,478
*	Raptis Group, Ltd.	12,000	3,488
	RCR Tomlinson, Ltd.	1,284,801	343,727
*	REA Group, Ltd.	45,839	144,620
#	Reckon, Ltd.	141,500	124,221
#	Redflex Holdings, Ltd.	401,193	656,416
	Reece Australia, Ltd.	238,457	3,282,841
*	Resolute Mining, Ltd.	1,442,710	708,899
*	Resource Generation, Ltd.	33,645	13,429
	Reverse Corp., Ltd.	236,664	118,399
	Ridley Corp., Ltd.	1,283,068	780,804
*	RiverCity Motorway Group	91,662	13,626
* #	Riversdale Mining, Ltd.	692,356	2,174,483
*	Roc Oil Co., Ltd.	823,556	259,166
	Rock Building Society, Ltd.	28,109	47,772
	Ross Human Directions, Ltd.	143,511	21,275
#	Ruralco Holdings, Ltd.	88,146	128,431
#	SAI Global, Ltd.	910,865	1,687,814
*	Salinas Energy, Ltd.	1,097,665	71,572
#	Salmat, Ltd.	764,648	2,186,108
*	Samson Oil & Gas, Ltd.	846,781	18,959
	Schaffer Corp., Ltd.	33,766	97,923
*	SDI, Ltd.	311,256	52,356
	Sedgman, Ltd.	62,209	47,796
#	Seek, Ltd.	663,000	1,582,398
	Select Harvests, Ltd.	196,698	473,335
	Servcorp, Ltd.	300,722	568,263
#	Service Stream, Ltd.	1,015,309	305,713
	Seven Network, Ltd.	330,352	1,509,439
*	Shield Mining, Ltd.	72,292	2,128
#	Sigma Pharmaceuticals, Ltd.	3,728,510	3,033,263
* #	Silex System, Ltd.	578,159	2,019,701
*	Sino Gold Mining, Ltd.	588,853	2,323,794
*	Sino Strategic International, Ltd.	130,864	50,052
*	Sipa Resources International NL	250,000	5,247
*	Sirtex Medical, Ltd.	216,786	450,992
#	Skilled Group, Ltd.	455,571	459,143
#	SMS Management & Technology, Ltd.	292,441	547,478
#	Spark Infrastructure Group	2,286,930	1,713,358
#	Specialty Fashion Group, Ltd.	807,082	239,673
*	Sphere Investments, Ltd.	7,555	—
	Spotless Group, Ltd.	962,192	1,427,228
* #	St. Barbara, Ltd.	3,232,274	652,961
* #	Starpharma Holdings, Ltd.	497,958	98,311

7

#	Straits Resources, Ltd.	878,069	976,656
*	Strategic Minerals Corp. NL	358,100	10,133
	Structural Systems, Ltd.	177,188	107,645
	Stuart Petroleum, Ltd.	201,731	61,955
* #	Sundance Resources, Ltd.	5,993,157	476,277
	Sunland Group, Ltd.	852,875	345,689
	Super Cheap Auto Group, Ltd.	719,047	1,582,764
*	Swick Mining Services, Ltd.	45,087	10,732
*	Symex Holdings, Ltd.	355,611	110,646
	Talent2 International, Ltd.	474,826	173,210
* #	Tamaya Resources, Ltd.	5,021,812	51,094
* #	Tap Oil, Ltd.	4,622,004	2,956,264
#	Tassal Group, Ltd.	584,055	751,548
	Technology One, Ltd.	1,318,149	674,701
#	Ten Network Holdings, Ltd.	1,886,804	1,328,115
*	Terramin Australia, Ltd.	129,679	62,841
	TFS Corp., Ltd.	886,720	605,319
	Thakral Holdings Group	2,559,697	466,379
	The Reject Shop, Ltd.	112,300	901,454
*	TNG, Ltd.	721,686	34,083
*	Tooth & Co., Ltd.	153,000	2,669
	Tower Australia Group, Ltd.	1,156,969	1,724,518
*	Tox Free Solutions, Ltd.	308,907	350,197
#	Transfield Services Infrastructure Fund	768,779	591,490
#	Transfield Services, Ltd.	442,444	798,572
#	Transpacific Industries Group, Ltd.	363,760	475,852
	Troy Resources NL	298,451	287,340
	Trust Co., Ltd.	82,756	313,015
*	Unilife Medical Solutions, Ltd.	544,389	111,943
	United Group, Ltd.	199,491	1,387,738
	UXC, Ltd.	942,694	328,332
*	View Resources, Ltd.	1,283,369	121,249
	Village Roadshow, Ltd.	596,487	355,774
* #	Virgin Blue Holdings, Ltd.	2,428,865	505,096
#	Watpac, Ltd.	530,843	405,863
#	Wattyl, Ltd.	433,037	157,478
	WDS, Ltd.	303,393	213,202
	Webjet, Ltd.	373,212	311,032
	Webster, Ltd.	158,276	80,242
*	Wedgetail Mining, Ltd.	904,454	13,221
*	Wentworth Holdings, Ltd.	259,666	16,041
#	West Australian Newspapers Holdings, Ltd.	698,276	2,560,976
* #	Western Areas NL	609,355	1,855,076
* #	White Energy Co., Ltd.	141,468	158,685
	Whitehaven Coal, Ltd.	125,289	180,951
#	WHK Group, Ltd.	1,220,888	930,319
#	Wide Bay Australia, Ltd.	67,978	296,585
	Willmott Forests, Ltd.	51,672	26,919
* #	Windimurra Vanadium, Ltd.	537,429	66,398
	Wotif.com Holdings, Ltd.	538,244	1,554,897
TOTAL COMMON STOCKS			235,027,718

8

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	334,417	127,502

RIGHTS/WARRANTS — (0.0%)
*	ChemGenex Pharmaceuticals, Ltd. Rights 05/22/09	41,175	—
*	Chrome Corp., Ltd. Options 09/30/09	1,600	1
*	Euroz, Ltd. Warrants 03/01/14	803	210
*	Geodynamics, Ltd. Warrants 12/08/09	197,163	20,060
*	Havilah Resources NL Warrants 04/30/10	2,017	44
*	Otto Energy, Ltd. Rights 05/07/09	636,862	1,851
*	UXC, Ltd. Warrants 03/31/10	94,269	2,055
TOTAL RIGHTS/WARRANTS			24,221

TOTAL — AUSTRALIA			235,179,441

HONG KONG — (17.9%)
COMMON STOCKS — (17.9%)
*	AAC Acoustic Technologies Holdings, Inc.	518,000	283,543
	Aeon Credit Service (Asia) Co., Ltd.	740,000	341,993
	Aeon Stores Hong Kong Co., Ltd.	234,000	296,487
	Alco Holdings, Ltd.	1,468,000	292,211
	Allan International Holdings, Ltd.	592,000	65,155
	Allied Group, Ltd.	683,200	1,266,691
	Allied Properties, Ltd.	10,530,000	1,215,882
	Amax Entertainment Holdings, Ltd.	1,650,000	38,249
*	APT Satellite Holdings, Ltd.	850,000	131,675
	Arts Optical International Holdings, Ltd.	730,000	188,450
	Asia Commercial Holdings, Ltd.	131,040	8,268
	Asia Financial Holdings, Ltd.	2,546,908	651,620
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,099,662
	Asia Standard Hotel Group, Ltd.	135,050,188	586,147
	Asia Standard International Group, Ltd.	164,072,819	1,386,804
*	Asia TeleMedia, Ltd.	2,832,000	36,542
*	Associated International Hotels, Ltd.	954,000	1,527,811
	Automated Systems Holdings, Ltd.	340,000	93,445
*	Bal Holdings, Ltd.	9	—
	Bossini International Holdings, Ltd.	3,871,500	137,369
	Brightoil Petroleum Holdings, Ltd.	1,424,000	284,847
*	Burwill Holdings, Ltd.	7,148,960	146,961
* #	C C Land Holdings, Ltd.	3,526,000	1,156,665
	Cafe de Coral Holdings, Ltd.	140,000	259,919
*	Capital Estate, Ltd.	28,570,000	121,182
	Capital Strategic Investment, Ltd.	13,882,500	243,925
	CASH Financial Services Group, Ltd.	119,565	7,858
* #	CATIC International Holdings, Ltd.	5,332,000	108,173
	Celestial Asia Securities Holdings, Ltd.	343,810	56,190
	Century City International Holdings, Ltd.	4,332,600	172,215
	Chevalier International Holdings, Ltd.	733,482	273,456
	Chevalier Pacific Holdings, Ltd.	355,250	38,501
*	China Best Group Holding, Ltd.	22,749,000	131,582

9

*	China Digicontent Co., Ltd.	2,710,000	3,497
*	China Electronics Corp. Holdings Co., Ltd.	890,250	82,662
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	90,527
*	China Infrastructure Investment, Ltd.	6,280,000	101,761
*	China Investments Holdings, Ltd.	210,000	4,280
	China Metal International Holdings, Ltd.	2,844,000	384,717
*	China Motion Telecom International, Ltd.	5,080,000	65,280
	China Motor Bus Co.	74,000	373,398
*	China Oil & Gas Group, Ltd.	1,573,200	64,294
*	China Properties Investment Holdings, Ltd.	880,000	11,059
*	China Resources Microelectronics, Ltd.	12,754,800	434,811
*	China Sciences Conservational Power, Ltd.	210,400	1,989
* #	China Seven Star Shopping, Ltd.	12,410,000	130,364
*	China Star Investments Holdings, Ltd.	56,800	4,397
*	China Strategic Holdings, Ltd.	1,670,000	21,702
*	China WindPower Group, Ltd.	4,760,000	186,094
*	China Zenith Chemical Group, Ltd.	8,037,500	176,189
	China Zirconium, Ltd.	116,400	59,505
*	Chinese People Holdings Co., Ltd.	8,960,000	234,929
	Chinney Investments, Ltd.	1,144,000	87,831
#	Chong Hing Bank, Ltd.	1,070,000	1,320,833
	Chow Sang Sang Holdings, Ltd.	1,447,680	873,231
	Chu Kong Shipping Development, Ltd.	1,584,000	172,169
	Chuang’s Consortium International, Ltd.	3,558,930	166,278
	Chun Wo Development Holdings, Ltd.	2,002,926	92,602
	Chung Tai Printing Holdings, Ltd.	14,710,000	222,669
*	City e-Solutions, Ltd.	186,000	8,635
	City Telecom, Ltd.	1,506,751	271,445
* #	Clear Media, Ltd.	1,135,000	342,325
*	Climax International Co., Ltd.	40,700	131
*	CNT Group, Ltd.	10,329,264	173,446
*	Coastal Greenland, Ltd.	6,588,000	319,786
	COL Capital, Ltd.	2,749,840	222,191
*	Compass Pacific Holdings, Ltd.	1,248,000	13,153
	Computer & Technologies Holdings, Ltd.	432,000	52,798
	Continental Holdings, Ltd.	98,825	6,403
	Convenience Retail Asia, Ltd.	64,000	15,324
#	Coslight Technology International Group, Ltd.	1,134,000	542,254
	Cosmos Machinery Enterprises, Ltd.	1,616,400	58,804
	Cross-Harbour Holdings, Ltd.	591,520	443,456
#	Dah Sing Banking Group, Ltd.	684,800	485,820
	Dah Sing Financial Holdings, Ltd.	241,600	699,374
*	Daisho Microline Holdings, Ltd.	1,236,000	50,762
*	Dan Form Holdings Co., Ltd.	2,866,600	140,637
#	Daphne International Holdings, Ltd.	4,442,000	1,701,946
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	190,399
	Dickson Concepts International, Ltd.	825,000	259,614
*	Dragon Hill Wuling Automobile	112,500	9,842
*	Dynamic Global Holdings, Ltd.	3,522,000	32,656
	Dynamic Holdings, Ltd.	384,000	56,967
	Eagle Nice (International) Holdings, Ltd.	238,000	33,911
	EcoGreen Fine Chemical Group	1,112,000	167,216

10

*	Eforce Holdings, Ltd.	3,480,000	87,136
* #	EganaGoldpfeil Holdings, Ltd.	4,121,757	351,012
*	E-Kong Group, Ltd.	620,000	29,394
*	Emperor Capital Group, Ltd.	749,672	30,209
	Emperor Entertainment Hotel, Ltd.	2,410,000	136,359
	Emperor International Holdings, Ltd.	4,076,360	386,628
*	ENM Holdings, Ltd.	27,408,000	742,636
*	eSun Holdings, Ltd.	302,000	36,413
*	Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	632,938
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood Holdings, Ltd.	316,600	251,246
#	Far East Consortium International, Ltd.	4,305,517	556,659
	Far East Technology International, Ltd.	179,520	10,263
	First Natural Foods Holdings, Ltd.	2,365,000	90,022
	First Pacific Co., Ltd.	856,000	384,244
	Four Seas Food Investment Holdings, Ltd.	202,184	17,160
	Four Seas Mercantile Holdings, Ltd.	592,000	183,101
*	Frasers Property China, Ltd.	16,477,000	187,587
#	Fubon Bank Hong Kong, Ltd.	2,290,000	779,581
*	Fujian Holdings, Ltd.	117,800	6,216
	Fujikon Industrial Holdings, Ltd.	912,000	149,426
*	Galaxy Entertainment Group, Ltd.	2,630,121	624,312
#	Get Nice Holdings, Ltd.	21,508,000	691,232
#	Giordano International, Ltd.	6,984,000	1,423,921
*	Global Tech (Holdings), Ltd.	5,612,000	23,797
	Glorious Sun Enterprises, Ltd.	2,700,000	693,885
	Gold Peak Industries (Holdings), Ltd.	3,080,250	233,212
	Golden Resources Development International, Ltd.	2,848,500	89,001
*	Goldin Properties Holdings, Ltd.	1,876,000	704,061
	Golik Holdings, Ltd.	930,500	32,590
*	GR Vietnam Holdings, Ltd.	620,000	10,282
	Grande Holdings, Ltd.	882,000	79,803
	Great Eagle Holdings, Ltd.	239,000	329,953
*	Group Sense International, Ltd.	2,448,000	48,228
	Guangnan Holdings, Ltd.	1,779,600	173,021
	Hang Fung Gold Technology, Ltd.	1,972,482	165,433
*	Hans Energy Co., Ltd.	7,556,000	261,214
	Harbour Centre Development, Ltd.	593,000	344,872
* #	Heng Tai Consumables Group, Ltd.	3,173,000	109,862
*	Hi Sun Technology (China), Ltd.	399,000	38,271
	High Fashion International, Ltd.	268,000	46,275
	HKR International, Ltd.	3,637,536	941,493
*	Hong Fok Land, Ltd.	1,210,000	1,561
	Hong Kong and Shanghai Hotels, Ltd.	153,000	115,672
	Hong Kong Catering Management, Ltd.	542,796	35,019
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	452,754
	Hongkong Chinese, Ltd.	4,482,000	304,396
	Hop Fung Group Holdings, Ltd.	888,000	79,546
*	Hop Hing Group Holdings, Ltd.	792,318	30,671
	Hsin Chong Construction Group, Ltd.	1,569,658	132,892
	Huafeng Group Holdings, Ltd.	13,541,325	373,993
*	Huscoke Resources Holdings, Ltd.	670,000	31,011

11

	Hutchison Harbour Ring, Ltd.	14,446,000	1,077,591
*	HyComm Wireless, Ltd.	47,090	3,060
	I.T., Ltd.	2,734,000	185,517
*	IDT International, Ltd.	6,240,183	104,986
#	Integrated Distribution Services Group, Ltd.	759,000	888,793
	IPE Group, Ltd.	1,740,000	68,122
	ITC Corp., Ltd.	178,729	12,453
*	ITC Properties Group, Ltd.	3,885,747	340,941
	Jiuzhou Development Co., Ltd.	2,632,000	125,355
	JLF Investment Co., Ltd.	1,036,250	42,756
#	Johnson Electric Holdings, Ltd.	1,444,500	312,507
	Joyce Boutique Holdings, Ltd.	1,530,000	25,365
*	Junefield Department Store Group, Ltd.	256,000	5,410
	K Wah International Holdings, Ltd.	5,677,405	885,384
*	Kai Yuan Holdings, Ltd.	3,640,000	118,955
	Kantone Holdings, Ltd.	10,351,685	175,690
*	Karl Thomson Holdings, Ltd.	1,238,000	112,942
*	Karrie International Holdings, Ltd.	1,433,600	61,768
	Keck Seng Investments (Hong Kong), Ltd.	924,600	349,008
	Kee Shing Holdings	886,000	47,960
	Kin Yat Holdings, Ltd.	586,000	87,687
	King Fook Holdings	1,000,000	64,358
*	King Pacific International Holdings, Ltd.	1,404,200	22,105
#	Kingboard Laminates Holdings, Ltd.	770,000	306,828
	Kingmaker Footwear Holdings, Ltd.	1,476,955	127,202
*	Kong Sun Holdings, Ltd.	2,198,000	6,807
	Kowloon Development Co., Ltd.	2,021,000	966,475
*	KPI Co., Ltd.	396,000	12,332
*	KTP Holdings, Ltd.	560,400	25,248
	Kwoon Chung Bus Holdings, Ltd.	556,000	63,111
*	Lai Sun Development Co., Ltd.	119,492,800	1,450,641
	Lam Soon Hong Kong, Ltd.	302,310	122,678
	Le Saunda Holdings, Ltd.	1,424,000	140,347
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,981
	Lee & Man Holdings, Ltd.	1,780,000	196,544
#	Lee & Man Paper Manufacturing, Ltd.	1,504,400	1,115,025
	Lerado Group Holding Co.	1,602,000	115,306
	Lippo, Ltd.	1,433,700	208,105
	Liu Chong Hing Investment, Ltd.	829,200	393,668
	Luen Thai Holdings, Ltd.	1,345,000	70,811
	Luk Fook Holdings (International), Ltd.	1,192,000	350,942
#	Luks Industrial Group, Ltd.	302,913	115,713
*	Lung Cheong International Holdings, Ltd.	2,426,000	26,501
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	493,919
*	Macau Success, Ltd.	5,560,000	262,776
	Magnificent Estates, Ltd.	12,744,000	137,465
	Mainland Headwear Holdings, Ltd.	765,600	79,667
	Man Yue International Holdings, Ltd.	1,084,000	87,576
	Matrix Holdings, Ltd.	1,067,414	42,503
*	Media China Co., Ltd.	33,420,000	187,947
*	Mei Ah Entertainment Group, Ltd.	1,732,000	65,616
	Melbourne Enterprises, Ltd.	45,500	287,745

12

* #	Melco International Development, Ltd.	2,228,000	1,093,007
*	Midas International Holdings, Ltd.	4,776,000	67,312
#	Midland Holdings, Ltd.	3,230,000	1,323,760
#	Min Xin Holdings	1,137,200	396,970
*	Ming An Holdings Co., Ltd.	3,990,000	459,829
* #	Minmetals Holdings, Ltd.	1,780,000	175,224
	Miramar Hotel & Investment Co., Ltd.	772,000	564,065
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	369,133
	Nanyang Holdings, Ltd.	137,500	136,690
	National Electronics Holdings	2,156,000	83,458
	Natural Beauty Bio-Technology, Ltd.	4,980,000	625,905
*	New Century Group Hong Kong, Ltd.	13,351,464	151,507
	New Island Printing Holdings	176,000	9,178
*	New World Mobile Holdings, Ltd.	22,140	8,971
	Next Media, Ltd.	6,106,000	806,911
	Norstar Founders Group, Ltd.	3,256,000	306,692
*	Orient Power Holdings, Ltd.	804,000	19,503
	Oriental Press Group	6,124,000	590,550
	Oriental Watch Holdings, Ltd.	610,000	86,926
	Pacific Andes International Holdings, Ltd.	1,980,000	208,058
	Pacific Basin Shipping, Ltd.	790,000	390,630
*	Pacific Century Premium Developments, Ltd.	5,760,000	1,139,259
	Paliburg Holdings, Ltd.	2,348,830	308,566
*	Paradise Entertainment, Ltd.	3,969,000	16,295
	Paul Y Engineering Group, Ltd.	73,488	3,692
* #	Peace Mark Holdings, Ltd.	2,738,022	529,936
	Pegasus International Holdings, Ltd.	226,000	39,775
	Pico Far East Holdings, Ltd.	3,864,000	362,141
*	Playmates Toys, Ltd.	504,700	5,307
*	PME Group, Ltd.	950,000	22,745
	Pokfulam Development Co., Ltd.	234,000	99,523
*	Pokphand (C.P.) Co., Ltd.	5,970,000	150,563
*	Polyard Petroleum International	1,170,000	8,936
#	Ports Design, Ltd.	860,000	1,345,673
*	Premium Land, Ltd.	990,000	43,512
*	Proview International Holdings, Ltd.	11,635,322	177,829
#	Public Financial Holdings, Ltd.	2,412,000	841,390
*	Pyxis Group, Ltd.	1,936,000	53,708
*	QPL International Holdings, Ltd.	2,009,000	41,553
	Quality Healthcare Asia, Ltd.	478,995	154,060
	Raymond Industrial, Ltd.	1,547,400	109,815
#	Regal Hotels International Holdings, Ltd.	2,891,800	557,390
	Rivera Holdings, Ltd.	5,710,000	132,137
#	Road King Infrastructure, Ltd.	1,718,000	810,978
	Roadshow Holdings, Ltd.	1,456,000	109,123
	S.A.S. Dragon Holdings, Ltd.	1,456,000	102,481
#	Sa Sa International Holdings, Ltd.	2,768,000	962,577
	Safety Godown Co., Ltd.	408,000	162,933
	Samson Paper Holdings, Ltd.	666,000	42,794
*	San Miguel Brewery	612,800	78,657
*	Sanyuan Group, Ltd.	415,000	8,032
	Sea Holdings, Ltd.	1,138,000	350,857

13

*	SEEC Media Group, Ltd.	2,550,000	69,441
*	Shanghai Zenghai Property, Ltd.	20,002,000	445,027
	Shell Electric Manufacturing Co., Ltd.	1,254,172	377,872
	Shenyin Wanguo, Ltd.	1,212,500	523,190
	Shougang Concord Century Holdings, Ltd.	3,916,000	186,071
*	Shougang Concord Grand Group, Ltd.	2,451,000	75,209
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	135,507
#	Shui On Construction & Materials, Ltd.	720,000	763,414
*	Shun Ho Resources Holdings, Ltd.	483,000	53,569
*	Shun Ho Technology Holdings, Ltd.	1,037,452	69,396
#	Shun Tak Holdings, Ltd.	2,188,000	962,749
	Silver Grant International Industries, Inc.	5,033,000	627,313
*	Sincere Co., Ltd.	505,500	11,741
	Sing Tao News Corp., Ltd.	1,842,000	78,496
*	Sinocan Holdings, Ltd.	350,000	1,761
*	Sino-i Technology, Ltd.	51,703,158	310,637
*	Skyfame Realty Holdings, Ltd.	2,737,750	137,278
	Smartone Telecommunications Holdings, Ltd.	1,285,500	827,347
*	SMI Publishing Group, Ltd.	250,511	485
*	Solartech International Holdings, Ltd.	3,090,000	16,175
	South China (China), Ltd.	5,620,000	246,105
	South China Financial Holdings, Ltd.	4,872,000	29,207
	Southeast Asia Properties & Finance, Ltd.	263,538	63,010
*	Starlight International Holdings, Ltd.	1,903,792	52,541
* #	Stella International Holdings, Ltd.	167,000	221,280
*	Styland Holdings, Ltd.	101,991	325
	Sun Hing Vision Group Holdings, Ltd.	358,000	72,671
	Sun Hung Kai & Co., Ltd.	237,000	131,270
	Sunway International Holdings, Ltd.	866,000	17,710
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	54,746
	Synergis Holdings, Ltd.	350,033	29,778
*	Tack Fat Group International, Ltd.	4,448,000	229,573
	Tai Cheung Holdings, Ltd.	1,799,000	677,894
	Tai Fook Securities Group, Ltd.	2,023,899	383,393
	Tai Sang Land Development, Ltd.	576,984	165,546
*	Tak Shun Technology Group, Ltd.	24,016,000	127,052
	Tak Sing Alliance Holdings, Ltd.	2,909,865	227,093
	Tan Chong International, Ltd.	1,212,000	201,916
*	TCC International Holdings, Ltd.	1,925,789	695,119
*	Technology Venture Holdings, Ltd.	58,600	3,980
#	Techtronic Industries Co., Ltd.	3,623,000	2,138,015
*	Termbray Industries International	2,304,900	258,575
	Tern Properties	61,200	22,151
	Texhong Textile Group, Ltd.	1,930,000	131,428
	Texwinca Holdings, Ltd.	2,196,000	1,336,487
*	The Sun’s Group, Ltd.	25,506	2,354
*	Tian Teck Land	1,076,000	713,227
*	Tomorrow International Holdings, Ltd.	1,296,420	29,931
	Tongda Group Holdings, Ltd.	8,210,000	83,190
* #	Top Form International, Ltd.	2,760,000	92,141
*	Topsearch International (Holdings), Ltd.	3,860,000	78,937
	Transport International Holdings, Ltd.	28,800	77,940

14

	Tristate Holdings, Ltd.	188,000	34,338
	Truly International Holdings	1,074,000	617,647
	Tungtex (Holdings) Co., Ltd.	910,000	115,744
	Tysan Holdings, Ltd.	1,040,773	66,383
*	United Gene High-Tech Group, Ltd.	321,600	12,007
*	United Power Investment, Ltd.	5,696,000	146,639
*	U-Right International Holdings, Ltd.	4,746,000	8,573
	USI Holdings, Ltd.	1,452,999	272,871
*	Value Partners Group, Ltd.	170,000	51,647
	Van Shung Chong Holdings, Ltd.	2,245,335	95,740
	Varitronix International, Ltd.	1,093,293	216,245
	Vedan International (Holdings), Ltd.	3,144,000	153,235
	Veeko International Holdings, Ltd.	1,532,981	18,331
#	Victory City International Holdings, Ltd.	2,759,185	185,166
*	Vital Biotech Holdings, Ltd.	470,000	11,491
	Vitasoy International Holdings, Ltd.	3,537,000	1,588,728
*	Vongroup, Ltd.	10,865,000	135,314
	Vtech Holdings, Ltd.	120,000	600,186
	Wah Ha Realty Co., Ltd.	278,600	55,283
	Wai Kee Holdings, Ltd.	8,218,738	817,858
	Wang On Group, Ltd.	6,223,432	109,954
*	Warderly International Holdings, Ltd.	520,000	32,206
*	Winfoong International, Ltd.	1,210,000	13,980
	Wing On Co. International, Ltd.	785,000	753,239
	Wing Shan International	896,000	48,818
	Wong’s International (Holdings), Ltd.	737,641	65,415
	Wong’s Kong King International (Holdings), Ltd.	120,000	9,263
#	Xinyi Glass Holding Co., Ltd.	1,458,000	912,695
*	Xpress Group, Ltd.	3,464,000	24,799
*	Y. T. Realty Group, Ltd.	965,000	122,299
	Yangtzekiang Garment, Ltd.	607,500	82,771
	Yau Lee Holdings, Ltd.	534,000	55,335
	YGM Trading	284,000	105,942
	Yip’s Chemical Holdings, Ltd.	1,344,000	479,993
*	Yueshou Environmental Holdings, Ltd.	510,800	8,979
*	Yugang International, Ltd.	123,976,000	984,653
*	Yunnan Enterprises Holdings, Ltd.	240,000	18,150
TOTAL COMMON STOCKS			90,513,641

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	2,634
*	Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	4,881,864	—
*	COL Capital, Ltd. Warrants 07/27/09	110,648	143
*	Harbour Centre Development, Ltd. Rights 05/11/09	296,500	12,816
*	ITC Corp., Ltd. Rights 05/14/09	714,916	31,364
*	ITC Corp., Ltd. Warrants 11/04/09	1,154,917	1,490
*	ITC Properties Group, Ltd. Warrants 06/02/10	4,368,736	5,637
*	Lippo, Ltd. Warrants 07/04/11	122,470	1,422
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	140
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—

15

*	PYI Corp., Ltd. Warrants 09/25/09	747,078	2,121
*	Samson Paper Holdings, Ltd. Warrants 06/04/10	111,000	480
*	South China (China), Ltd. Rights 09/06/10	1,124,000	9,862
*	Xpress Group, Ltd. Rights 05/19/09	692,800	536
TOTAL RIGHTS/WARRANTS			68,645

TOTAL — HONG KONG			90,582,286

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,624
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,624

NEW ZEALAND — (6.5%)
COMMON STOCKS — (6.5%)
	Abano Healthcare Group, Ltd.	31,300	79,503
*	AFFCO Holdings, Ltd.	1,806,887	429,377
	Air New Zealand, Ltd.	1,348,955	799,825
	Auckland International Airport, Ltd.	1,044,407	979,695
	Cavalier Corp., Ltd.	283,674	272,656
*	CDL Investments New Zealand, Ltd.	395,965	44,758
	Colonial Motor Co., Ltd.	126,795	186,814
	Ebos Group, Ltd.	161,966	443,754
#	Fisher & Paykel Appliances Holdings, Ltd.	1,484,782	385,753
	Fisher & Paykel Healthcare Corp.	2,507,756	4,308,512
#	Freightways, Ltd.	778,937	1,276,242
#	Hallenstein Glassons Holdings, Ltd.	241,638	349,996
	Hellaby Holdings, Ltd.	242,239	75,293
	Horizon Energy Distribution, Ltd.	40,420	72,010
	Infratil, Ltd.	2,123,579	1,885,925
	Mainfreight, Ltd.	462,988	1,191,577
	Methven, Ltd.	10,000	5,989
	Michael Hill International, Ltd.	1,534,152	475,544
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	290,068
	New Zealand Exchange, Ltd.	59,483	240,536
	New Zealand Oil & Gas, Ltd.	1,729,024	1,360,863
	New Zealand Refining Co., Ltd.	515,110	2,001,565
	Northland Port Corp. (New Zealand), Ltd.	219,997	268,486
#	Nuplex Industries, Ltd.	3,616,504	736,022
	Port of Tauranga, Ltd.	566,944	1,762,180
*	ProvencoCadmus, Ltd.	524,201	25,128
#	Pumpkin Patch, Ltd.	606,913	412,528
	Pyne Gould Guinness, Ltd.	1,067,181	815,075
	Restaurant Brand New Zealand, Ltd.	369,175	198,267
*	Richina Pacific, Ltd.	309,644	63,060
*	Rubicon, Ltd.	974,601	400,106
#	Ryman Healthcare, Ltd.	2,353,608	1,863,474
	Sanford, Ltd.	409,164	1,296,922
*	Scott Technology, Ltd.	60,843	26,522
*	Seafresh Fisheries, Ltd.	80,520	1,275

16

	Skellerup Holdings, Ltd.	170,441	50,124
	Sky City Entertainment Group, Ltd.	2,802,000	4,338,244
	Sky Network Television, Ltd.	184,878	427,335
	South Port New Zealand, Ltd.	30,744	35,367
#	Steel & Tube Holdings, Ltd.	404,138	652,520
	Taylors Group, Ltd.	29,646	26,825
*	Tenon, Ltd.	19,132	7,687
	Tourism Holdings, Ltd.	402,452	111,660
	Tower, Ltd.	724,905	558,035
	Trustpower, Ltd.	3,300	13,282
	Vector, Ltd.	316,231	385,986
	Warehouse Group, Ltd.	497,796	1,009,422

TOTAL — NEW ZEALAND			32,641,787

SINGAPORE — (12.7%)
COMMON STOCKS — (12.7%)
*	Addvalue Technologies, Ltd.	1,043,000	38,747
	Advanced Holdings, Ltd.	691,000	69,435
	Allgreen Properties, Ltd.	2,604,000	975,902
	Apollo Enterprises, Ltd.	302,000	175,392
	Aqua-Terra Supply Co., Ltd.	641,000	71,185
	Armstrong Industrial Corp., Ltd.	1,460,000	151,589
*	ASA Group Holdings, Ltd.	336,000	7,322
	Asia Environment Holdings, Ltd.	528,793	42,588
*	Asia-Pacific Strategic Investments, Ltd.	1,410	143
	ASL Marine Holdings, Ltd.	497,000	171,855
	A-Sonic Aerospace, Ltd.	626,996	18,797
	Aussino Group, Ltd.	967,000	75,113
*	Ban Joo & Co., Ltd.	928,000	28,186
	Best World International, Ltd.	307,500	42,135
	Beyonics Technology, Ltd.	9,328,300	815,816
*	Bonvests Holdings, Ltd.	990,000	439,771
	Broadway Industrial Group, Ltd.	461,000	53,822
*	Brothers (Holdings), Ltd.	504,628	46,015
	Bukit Sembawang Estates, Ltd.	341,003	556,679
	CEI Contract Manufacturing, Ltd.	432,000	27,718
	Cerebos Pacific, Ltd.	528,000	994,525
#	CH Offshore, Ltd.	1,568,200	305,814
* #	Chartered Semiconductor Manufacturing, Ltd.	13,623,400	1,508,229
*	Chemical Industries (Far East), Ltd.	105,910	29,330
*	China Aviation Oil Singapore Corp., Ltd.	48,000	27,100
	China Dairy Group, Ltd.	1,502,000	80,016
* #	China Energy, Ltd.	3,110,000	301,334
	China Merchants Holdings Pacific, Ltd.	809,000	270,810
	Chip Eng Seng Corp., Ltd.	1,775,000	280,112
	Chosen Holdings, Ltd.	1,284,000	88,896
	Chuan Hup Holdings, Ltd.	4,385,000	518,423
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	4,147
*	Compact Metal Industries, Ltd.	643,000	5,429
#	Cosco Corp. (Singapore), Ltd.	1,397,000	952,404
* #	Creative Technology Co., Ltd.	257,350	572,834

17

	CSC Holdings, Ltd.	1,829,000	147,679
	CSE Global, Ltd.	1,854,000	522,823
	CWT, Ltd.	1,384,500	364,277
* #	Delong Holdings, Ltd.	1,287,000	502,925
*	Digiland International, Ltd.	11,763,000	39,728
*	Eagle Brand Holdings, Ltd.	14,387,000	290,582
*	Eastern Asia Technology, Ltd.	1,205,000	36,626
*	Ellipsiz, Ltd.	123,000	4,531
	Engro Corp., Ltd.	354,000	172,756
*	Enviro-Hub Holdings, Ltd.	1,445,666	116,006
	Eu Yan Sang International, Ltd.	182,000	36,447
*	Eucon Holdings, Ltd.	3,096,000	57,288
#	Ezra Holdings, Ltd.	1,355,000	841,445
#	F.J. Benjamin Holdings, Ltd.	1,095,000	106,637
#	Federal International (2000), Ltd.	657,000	61,857
*	Firstlink Investments Corp., Ltd.	1,951,000	46,123
*	Fischer Tech, Ltd.	244,000	11,949
	Food Empire Holdings, Ltd.	1,094,400	176,393
	Freight Links Express Holdings, Ltd.	3,893,000	103,948
*	Fu Yu Corp., Ltd.	3,993,750	188,830
*	Gallant Venture, Ltd.	1,310,000	118,854
*	GK Goh Holdings, Ltd.	1,463,000	512,330
#	Goodpack, Ltd.	1,559,000	853,316
	GP Batteries International, Ltd.	395,000	174,606
	GP Industries, Ltd.	3,054,209	634,500
	Grand Banks Yachts, Ltd.	250,000	81,934
#	Guocoland, Ltd.	495,500	382,732
	Hersing Corp., Ltd.	1,285,000	172,301
#	Hi-P International, Ltd.	2,187,000	763,636
#	Ho Bee Investment, Ltd.	945,000	265,517
*	Hong Fok Corp., Ltd.	7,081,700	1,256,770
#	Hong Leong Asia, Ltd.	868,000	421,829
	Hotel Grand Central, Ltd.	1,060,514	388,307
*	Hotel Plaza, Ltd.	1,687,500	1,039,567
#	Hotel Properties, Ltd.	1,679,600	1,155,032
	Hour Glass, Ltd.	622,744	226,062
* #	HTL International Holdings, Ltd.	1,691,843	184,609
	Huan Hsin Holdings, Ltd.	1,138,400	160,603
	HupSteel, Ltd.	1,687,875	148,147
	Hwa Hong Corp., Ltd.	2,436,000	630,606
#	Hyflux, Ltd.	1,230,000	1,502,624
#	IDT Holdings, Ltd.	693,000	140,012
	IFS Capital, Ltd.	348,000	123,539
*	Indofood Agri Resources, Ltd.	397,000	242,003
*	Informatics Education, Ltd.	1,339,000	22,788
#	InnoTek, Ltd.	931,000	133,014
*	Intraco, Ltd.	608,500	92,477
	IPC Corp., Ltd.	1,512,000	102,430
	Isetan (Singapore), Ltd.	122,500	247,030
	Jadason Enterprises, Ltd.	1,108,000	48,185
*	Jasper Investments, Ltd.	90,680	7,712
#	Jaya Holdings, Ltd.	2,265,000	485,932

18

*	JK Yaming International Holdings, Ltd.	907,000	229,737
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	37,617
	K1 Ventures, Ltd.	5,227,500	421,996
#	Keppel Land, Ltd.	1,208,000	1,389,904
#	Keppel Telecommunications and Transportation, Ltd.	1,897,800	1,172,446
	Khong Guan Flour Milling, Ltd.	38,000	22,074
	Kian Ann Engineering, Ltd.	1,302,000	103,916
	Kian Ho Bearings, Ltd.	781,500	71,261
	Kim Eng Holdings, Ltd.	1,361,620	1,362,774
	Koh Brothers Group, Ltd.	1,494,000	180,849
#	KS Energy Services, Ltd.	498,000	268,022
*	L & M Group Investments, Ltd.	7,107,100	24,002
	Lafe Corp., Ltd.	1,234,800	49,817
*	LanTroVision (S), Ltd.	5,028,750	68,170
	LC Development, Ltd.	2,041,254	185,639
	Lee Kim Tah Holdings, Ltd.	1,600,000	415,956
	Lion Asiapac, Ltd.	473,000	41,951
	Low Keng Huat Singapore, Ltd.	2,232,000	300,502
	Lum Chang Holdings, Ltd.	1,134,030	136,960
*	Manhattan Resources, Ltd.	668,000	198,353
*	Manufacturing Integration Technology, Ltd.	588,000	29,787
*	MDR, Ltd.	2,040,000	13,743
* #	Mediaring.Com, Ltd.	4,262,500	228,840
	Memtech International, Ltd.	1,322,000	72,799
	Metro Holdings, Ltd.	1,994,960	457,809
#	Midas Holdings, Ltd.	1,530,000	456,263
*	Mirach Energy, Ltd.	460,000	7,726
	Miyoshi Precision, Ltd.	553,500	29,486
	MobileOne, Ltd.	1,794,000	1,779,991
	Multi-Chem, Ltd.	1,263,000	83,176
#	Neptune Orient Lines, Ltd.	570,000	495,547
	Nera Telecommunications, Ltd.	1,272,000	222,414
	New Toyo International Holdings, Ltd.	1,043,000	105,674
	NSL, Ltd.	414,000	382,089
	Olam International, Ltd.	900,000	1,061,375
	Orchard Parade Holdings, Ltd.	956,022	419,295
	Ossia International, Ltd.	750,554	60,743
*	Overseas Union Enterprise, Ltd.	80,000	538,827
	Pan-United Corp., Ltd.	2,060,000	649,652
	Parkway Holdings, Ltd.	506,133	409,345
	PCI, Ltd.	734,000	98,961
*	Penguin International, Ltd.	400,000	21,400
	Pertama Holdings, Ltd.	459,750	65,213
#	Petra Foods, Ltd.	881,000	314,566
	Popular Holdings, Ltd.	2,719,500	210,805
*	PSC Corp., Ltd.	1,973,419	206,060
	QAF, Ltd.	881,000	157,027
	Qian Hu Corp., Ltd.	674,600	40,715
#	Raffles Education Corp., Ltd.	3,773,893	1,100,551
	Rotary Engineering, Ltd.	1,703,600	501,794
	San Teh, Ltd.	1,006,087	168,981
	SBS Transit, Ltd.	962,500	1,030,336

19

*	SC Global Developments, Ltd.	42,000	15,119
#	Sim Lian Group, Ltd.	1,380,000	295,434
	Sing Holdings, Ltd.	36,666	2,959
*	Sing Investments & Finance, Ltd.	198,450	133,674
#	Singapore Land, Ltd.	126,000	294,363
	Singapore Petroleum Co., Ltd.	799,000	1,792,701
	Singapore Post, Ltd.	3,567,900	1,827,620
	Singapore Reinsurance Corp., Ltd.	1,864,530	212,921
	Singapore Shipping Corp., Ltd.	1,765,000	248,724
	Singapura Finance, Ltd.	174,062	126,607
	Sinwa, Ltd.	259,000	24,323
	SMB United, Ltd.	2,010,000	215,568
	SMRT Corp., Ltd.	496,000	517,697
*	SP Corp., Ltd.	454,000	10,733
	SSH Corp., Ltd.	1,307,000	127,347
	Stamford Land Corp., Ltd.	2,946,000	505,340
	Straco Corp., Ltd.	130,000	7,683
	Straits Asia Resources, Ltd.	1,380,000	977,930
	Sunningdale Tech, Ltd.	12,125,000	490,360
*	Sunright, Ltd.	378,000	26,809
	Superbowl Holdings, Ltd.	980,000	89,114
	Superior Multi-Packaging, Ltd.	490,500	31,474
* #	Swiber Holdings, Ltd.	801,000	256,580
	Tat Hong Holdings, Ltd.	1,169,000	623,871
*	Thakral Corp., Ltd.	6,028,000	180,498
	Tiong Woon Corp. Holding, Ltd.	1,359,000	219,548
	Transcu Group, Ltd.	265,000	46,290
	Trek 2000 International, Ltd.	1,004,000	84,986
*	TT International, Ltd.	1,742,480	26,572
	UMS Holdings, Ltd.	941,000	86,182
*	United Engineers, Ltd.	829,666	803,725
	United Envirotech, Ltd.	352,000	26,081
	United Industrial Corp., Ltd.	259,000	186,615
	United Overseas Insurance, Ltd.	188,250	291,423
	United Pulp & Paper Co., Ltd.	708,000	41,844
	UOB-Kay Hian Holdings, Ltd.	1,585,000	1,346,810
*	UOL Group, Ltd.	441,000	656,696
	Venture Corp., Ltd.	504,000	2,016,296
	Vicom, Ltd.	120,000	130,080
#	WBL Corp., Ltd.	600,000	1,396,936
#	Wheelock Properties, Ltd.	1,207,000	891,237
	Wing Tai Holdings, Ltd.	1,619,000	957,155
	Xpress Holdings, Ltd.	3,079,000	123,646
* #	Yangzijiang Shipbuilding Holdings, Ltd.	2,559,000	857,783
#	Yanlord Land Group, Ltd.	399,000	384,030
#	Yellow Pages (Singapore), Ltd.	299,000	48,432
	YHI International, Ltd.	1,174,000	103,130
	Yoma Strategic Holdings, Ltd.	132,000	6,687
* #	Yongnam Holdings, Ltd.	1,970,000	197,857
*	Zhongguo Jilong, Ltd.	249,876	7,465
TOTAL COMMON STOCKS			64,371,358

20

	RIGHTS/WARRANTS — (0.0%)
*	Asia-Pacific Strategic Investments, Ltd. Rights 05/18/09	1,410	14
*	Manhattan Resources, Ltd. Warrants 04/09/11	200,400	6,768
*	Qian Hu Corp., Ltd. Rights 09/19/10	204,100	6,548
	TOTAL RIGHTS/WARRANTS		13,330

	TOTAL — SINGAPORE		64,384,688

		Face
		Amount	Value†
		(000)
	TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $75,000 FHLMC 6.040%(r), 11/01/36, valued at $53,345) to be repurchased at $51,000	$51	51,000

		Shares
	SECURITIES LENDING COLLATERAL — (16.4%)
§ @	DFA Short Term Investment Fund LP	76,920,765	76,920,765

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $5,868,046) to be repurchased at $5,753,013	$5,753	5,752,986

	TOTAL SECURITIES LENDING COLLATERAL		82,673,751

	TOTAL INVESTMENTS - (100.0%) (Cost $711,982,875)		$505,516,577

See accompanying Notes to Financial Statements.

21

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

COMMON STOCKS — (92.6%)
Consumer Discretionary — (19.9%)
	4imprint Group P.L.C.	96,735	$204,905
	Aegis Group P.L.C.	3,311,021	4,432,606
	Aga Rangemaster Group P.L.C.	288,143	424,890
	Arena Leisure P.L.C.	1,372,024	363,452
	Bellway P.L.C.	406,536	4,282,990
	Blacks Leisure Group P.L.C.	181,058	125,138
	Bloomsbury Publishing P.L.C.	281,545	519,125
#	Bovis Homes Group P.L.C.	474,842	3,215,787
	BPP Holdings P.L.C.	216,656	1,861,658
	Burberry Group P.L.C.	277,987	1,654,666
	Caffyns P.L.C.	6,000	30,574
#	Carpetright P.L.C.	167,232	1,423,364
	Carphone Warehouse Group P.L.C.	248,857	544,978
	Centaur Media P.L.C.	617,725	339,401
	Chime Communications P.L.C.	211,086	264,594
*	Chrysalis Group P.L.C.	107,232	86,463
	Churchill China P.L.C.	30,000	96,215
	Clinton Cards P.L.C.	740,506	186,255
	Cosalt P.L.C.	82,921	97,785
#	Daily Mail & General Trust P.L.C. Series A	590,153	2,865,351
	Dawson Holdings P.L.C.	253,045	42,055
#	Debenhams P.L.C.	1,394,313	1,875,557
	Dignity P.L.C.	255,526	1,980,366
#	DSG International P.L.C.	5,517,259	3,495,209
	Dunelm Group P.L.C.	17,747	68,172
*	eaga P.L.C.	70,028	138,417
	Euromoney Institutional Investor P.L.C.	346,866	1,288,260
	Findel P.L.C.	377,636	849,475
*	Forminster P.L.C.	43,333	2,404
#	French Connection Group P.L.C.	373,475	394,932
	Fuller Smith & Turner P.L.C.	129,026	870,617
	Future P.L.C.	1,324,863	307,606
	Galiform P.L.C.	45,000	20,926
	Game Group P.L.C.	1,441,697	4,193,690
# *	Games Workshop Group P.L.C.	101,889	301,052
	GKN P.L.C.	65,237	114,698
#	Greene King P.L.C.	423,929	3,891,133
	Halfords Group P.L.C.	913,032	4,468,998
	Haynes Publishing Group P.L.C.	14,703	32,102
	Headlam Group P.L.C.	330,383	1,362,043
	Henry Boot P.L.C.	426,786	468,451
#	HMV Group P.L.C.	1,627,244	3,418,049
	Holidaybreak P.L.C.	205,158	760,759

1

	Hornby P.L.C.	154,220	210,115
	Huntsworth P.L.C.	795,153	734,712
*	Impellam Group P.L.C.	35,258	17,098
#	Inchcape P.L.C.	776,534	180,135
	Informa P.L.C.	632,344	2,763,799
	ITV P.L.C.	1,608,507	755,241
#	J.D. Wetherspoon P.L.C.	552,111	3,323,223
	JD Sports Fashion P.L.C.	122,850	683,112
	JJB Sports P.L.C.	922,465	340,358
	John Menzies P.L.C.	244,534	401,922
	Kesa Electricals P.L.C.	2,031,662	3,960,615
	Ladbrokes P.L.C.	1,188,699	4,106,107
	Laura Ashley Holdings P.L.C.	2,806,720	607,222
	Lookers P.L.C.	689,354	470,803
	Luminar Group Holdings P.L.C.	260,932	528,507
	Manganese Bronze Holdings P.L.C.	68,818	106,776
	Marston’s P.L.C.	1,192,685	3,001,696
	Millennium and Copthorne Hotels P.L.C.	572,461	1,858,206
	Mothercare P.L.C.	324,479	1,830,243
	N Brown Group P.L.C.	974,614	3,374,847
*	Pace P.L.C.	747,903	1,875,224
# *	PartyGaming P.L.C.	98,960	385,895
	Pendragon P.L.C.	2,285,154	471,381
	Persimmon P.L.C.	453,242	2,528,055
#	Pinewood Shepperton P.L.C.	182,105	382,800
*	Rank Group P.L.C.	876,100	860,557
*	Redrow P.L.C.	626,857	1,846,259
	Restaurant Group P.L.C.	732,507	1,725,382
#	Rightmove P.L.C.	236,332	1,127,839
	Smiths News P.L.C.	674,129	995,039
*	Sportech P.L.C.	329,794	395,673
	Sports Direct International P.L.C.	383,193	387,783
	St. Ives Group P.L.C.	436,379	412,829
	St. Jame’s Place P.L.C.	712,044	1,766,167
*	Stylo P.L.C.	64,096	4,504
	Ted Baker P.L.C.	161,948	884,184
*	The Berkeley Group Holdings P.L.C.	320,225	4,605,082
	The Vitec Group P.L.C.	160,303	553,749
	Topps Tiles P.L.C.	761,166	584,901
	Trinity Mirror P.L.C.	47,137	37,093
	United Business Media P.L.C.	864,643	5,855,588
	UTV Media P.L.C.	217,432	221,968
*	Wagon P.L.C.	237,979	6,795
	WH Smith P.LC.	588,205	3,625,139
	William Hill P.L.C.	1,297,070	4,164,865
	Wilmington Group P.L.C.	346,234	666,352
#	Yell Group P.L.C.	1,192,528	694,636
Total Consumer Discretionary			119,685,644

Consumer Staples — (3.8%)
	Anglo-Eastern Plantations P.L.C.	108,333	559,048
	Barr (A.G.) P.L.C.	64,286	1,233,685
	Britvic P.L.C.	567,955	2,186,290
	Cranswick P.L.C.	174,592	1,560,625
	Dairy Crest Group P.L.C.	520,119	2,380,571

2

	Devro P.L.C.	605,749	822,385
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	43,418	2,211,820
	Mcbride P.L.C.	935,102	1,742,722
	Northern Foods P.L.C.	2,038,052	1,855,957
	Premier Foods P.L.C.	3,586,651	1,897,825
	PZ Cussons P.L.C.	1,440,399	3,386,392
	R.E.A. Holdings P.L.C.	49,233	293,429
	Robert Wiseman Dairies P.L.C.	276,160	1,412,909
	Tate & Lyle P.L.C.	151,298	613,230
	Thorntons P.L.C.	313,060	426,970
# *	Uniq P.L.C.	463,373	65,734
	Young & Co.’s Brewery P.L.C.	40,000	233,528
	Young & Co.’s Brewery P.L.C. Series A	20,936	149,361
Total Consumer Staples			23,032,481

Energy — (6.1%)
	Anglo Pacific Group P.L.C.	426,647	847,056
*	Dana Petroleum P.L.C.	326,327	6,033,287
*	Emerald Energy P.L.C.	214,462	1,532,012
*	Fortune Oil P.L.C.	5,889,851	523,966
*	Hardy Oil & Gas P.L.C.	46,779	164,710
# *	Heritage Oil, Ltd.	117,326	661,394
	Hunting P.L.C.	477,489	3,259,974
	James Fisher & Sons P.L.C.	189,802	1,248,332
	JKX Oil and Gas P.L.C.	575,605	1,724,596
	John Wood Group P.L.C.	312,669	1,094,361
	Melrose Resources P.L.C.	378,100	1,525,848
# *	Premier Oil P.L.C.	320,409	4,909,161
*	Salamander Energy P.L.C.	274,153	685,045
*	Soco International P.L.C.	281,540	5,121,161
*	UK Coal P.L.C.	573,596	1,011,097
	Venture Production P.L.C.	442,513	5,218,959
	Wellstream Holdings P.L.C.	114,781	872,480
Total Energy			36,433,439

Financials — (13.4%)
	Aberdeen Asset Management P.L.C.	2,590,854	5,024,334
	Amlin P.L.C.	1,027,564	5,437,879
	Arbuthnot Banking Group P.L.C.	67,329	275,020
*	Aries Insurance Services P.L.C.	62,500	—
	Ashmore Group P.L.C.	325,464	1,081,318
	Beazley Group P.L.C.	1,047,415	1,559,397
#	BlueBay Asset Management P.L.C.	154,645	414,584
	Brewin Dolphin Holdings P.L.C.	870,024	1,508,797
	Brit Insurance Holdings P.L.C.	1,289,236	3,502,007
	Capital & Regional P.L.C.	271,596	138,010
	Catlin Group, Ltd.	977,375	5,057,836
	Charles Stanley Group P.L.C.	123,753	387,752
	Chesnara P.L.C.	171,258	338,592
	Close Brothers Group P.L.C.	481,680	4,451,253
*	Cockleshell, Ltd.	6,528	7,279
	Daejan Holdings P.L.C.	42,317	1,299,461
	Development Securities P.L.C.	201,060	799,770
	DTZ Holdings P.L.C.	220,478	140,792

3

	Evolution Group P.L.C.	1,150,083	2,028,245
	Hansard Global P.L.C.	4,765	11,046
	Hardy Underwriting Group P.L.C.	153,854	663,363
	Hargreaves Lansdown P.L.C.	353,836	1,146,346
	Helical Bar P.L.C.	408,691	2,046,682
# *	Henderson Group P.L.C.	2,936,019	3,794,944
	Hiscox, Ltd.	1,535,730	7,602,721
	IG Group Holdings P.L.C.	1,256,927	4,065,967
*	Industrial & Commercial Holdings P.L.C.	5,000	111
#	Intermediate Capital Group P.L.C.	326,494	2,330,302
	International Personal Finance P.L.C.	883,513	1,894,500
*	IP Group P.L.C.	250,011	170,526
	Jardine Lloyd Thompson Group P.L.C.	781,443	5,088,182
	Liontrust Asset Management P.L.C.	129,935	201,655
# *	LSL Property Services P.L.C.	131,485	233,664
*	MWB Group Holdings P.L.C.	379,622	257,747
	Novae Group P.L.C.	234,668	1,248,394
	Park Group P.L.C.	166,600	42,437
*	Pices Property Services P.L.C.	62,500	—
#	Provident Financial P.L.C.	485,695	6,048,416
	Quintain Estates & Development P.L.C.	288,516	158,095
	Rathbone Brothers P.L.C.	159,131	1,862,330
	Rensburg Sheppards P.L.C.	169,098	1,206,920
*	Rutland Trust P.L.C.	85,288	84,535
	S&U P.L.C.	21,140	124,321
	Savills P.L.C.	449,406	1,859,908
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	Shellproof, Ltd.	1,156	599
	Shore Capital Group P.L.C.	1,193,004	328,552
	St. Modwen Properties P.L.C.	482,604	1,236,234
	Tullett Prebon P.L.C.	757,461	2,970,268
	Unite Group P.L.C.	444,621	638,302
Total Financials			80,769,393

Health Care — (3.2%)
*	Alizyme P.L.C.	660,805	78,961
*	Antisoma P.L.C.	2,024,536	814,067
*	Ark Therapeutics Group P.L.C.	638,344	498,962
	Assura Group, Ltd.	48,153	23,289
# *	Axis-Shield P.L.C.	224,506	967,886
	Biocompatibles International P.L.C.	147,081	379,661
	Bioquell P.L.C.	90,893	185,987
*	BTG P.L.C.	730,460	1,568,568
	Care UK P.L.C.	199,792	835,263
	Consort Medical P.L.C.	116,271	669,626
#	Corin Group P.L.C.	151,637	131,576
	Dechra Pharmaceuticals P.L.C.	201,204	1,200,147
	Genetix Group P.L.C.	151,246	118,708
	Genus P.L.C.	157,057	1,403,834
	Goldshield Group P.L.C.	119,590	567,798
	Hikma Pharmaceuticals P.L.C.	430,418	2,469,276
	Nestor Healthcare Group P.L.C.	443,850	179,929
*	Oxford Biomedica P.L.C.	2,123,042	304,926
*	Prostrakan Group P.L.C.	38,359	45,249

4

*	Renovo Group P.L.C.	95,255	39,708
*	SkyePharma P.L.C.	55,765	145,981
	Southern Cross Healthcare, Ltd.	195,059	292,939
	SSL International P.L.C.	745,205	5,224,584
*	Vectura Group P.L.C.	1,009,075	1,058,246
*	William Ransom & Son P.L.C.	30,000	2,214
Total Health Care			19,207,385

Industrials — (31.2%)
*	AEA Technology P.L.C.	539,970	143,187
	Aggreko P.L.C.	583,754	4,950,819
	Air Partner P.L.C.	37,086	257,401
	Alumasc Group P.L.C.	131,547	185,183
	Arriva P.L.C.	630,725	4,305,877
	Ashtead Group P.L.C.	1,976,882	1,829,666
	Atkins WS P.L.C.	425,663	3,839,555
*	Autologic Holdings P.L.C.	96,590	36,050
	Babcock International Group P.L.C.	853,247	5,473,551
	BBA Aviation P.L.C.	1,204,134	1,863,506
	Bodycote P.L.C.	722,295	1,521,968
	Braemar Shipping Services P.L.C.	81,108	285,297
#	Brammer P.L.C.	185,266	308,160
	BSS Group P.L.C.	489,152	2,298,280
	Business Post Group P.L.C.	199,191	886,629
	Camellia P.L.C.	2,437	216,528
	Carillion P.L.C.	1,523,518	5,950,387
	Carr’s Milling Industries P.L.C.	35,330	218,872
# *	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	162,757	360,391
	Charles Taylor Consulting P.L.C.	139,215	351,104
	Charter International P.L.C.	626,781	5,156,949
	Chemring Group P.L.C.	128,869	3,997,973
	Chloride Group P.L.C.	1,025,093	2,468,095
#	Clarkson P.L.C.	68,229	513,637
	Communisis P.L.C.	561,133	250,269
	Connaught P.L.C.	319,006	1,677,669
	Cookson Group P.L.C.	813,260	235,287
	Costain Group P.L.C.	1,269,584	457,591
*	Danka Business Systems P.L.C.	1,029,605	30,920
	Davis Service Group P.L.C.	670,430	2,586,375
	De la Rue P.L.C.	387,017	5,485,749
	Dewhurst P.L.C.	9,000	25,430
	Domino Printing Sciences P.L.C.	456,398	1,663,103
*	easyJet P.L.C.	548,462	2,549,705
	Eleco P.L.C.	80,000	54,675
	Fenner P.L.C.	671,987	845,479
	Forth Ports P.L.C.	179,142	2,581,808
*	Fortress Holdings P.L.C.	120,728	—
	Galliford Try P.L.C.	1,434,295	1,147,329
	Go-Ahead Group P.L.C.	175,345	3,294,224
	Hampson Industries P.L.C.	430,496	627,513
	Hays P.L.C.	5,101,389	6,771,808
#	Helphire P.L.C.	1,050,597	582,719
	Hogg Robinson Group P.L.C.	103,893	32,510
	Homeserve P.L.C.	228,007	4,126,718

5

	Hyder Consulting P.L.C.	168,297	278,831
	IMI P.L.C.	1,192,232	6,250,686
	Interserve P.L.C.	498,625	1,504,072
	Intertek Group P.L.C.	539,854	8,094,157
*	Invensys P.L.C.	472,034	1,378,529
	ITE Group P.L.C.	1,339,191	1,886,855
	J. Smart & Co. (Contractors) P.L.C.	22,500	116,140
	Keller Group P.L.C.	277,823	2,430,990
	Kier Group P.L.C.	141,688	2,048,005
	Latchways P.L.C.	41,288	312,169
	Lavendon Group P.L.C.	175,529	401,000
	Lincat Group P.L.C.	14,452	83,083
	Low & Bonar P.L.C.	763,541	302,601
	Management Consulting Group P.L.C.	1,026,246	446,711
	Meggitt P.L.C.	1,481,239	3,925,386
	Melrose P.L.C.	944,503	1,302,748
	Michael Page International P.L.C.	1,235,568	5,011,837
	Mitie Group P.L.C.	1,208,230	3,721,059
*	MJ Gleeson Group P.L.C.	195,875	235,988
	Morgan Crucible Co. P.L.C.	1,158,902	1,928,627
	Morgan Sindall P.L.C.	170,838	1,541,243
	Mouchel Group P.L.C.	469,006	1,775,945
	MS International P.L.C.	50,000	153,042
	National Express Group P.L.C.	487,807	1,876,410
	Northgate P.L.C.	285,327	615,189
	OPD Group P.L.C.	102,094	61,130
	PayPoint P.L.C.	87,747	609,839
	PV Crystalox Solar P.L.C.	597,857	993,028
	Qinetiq P.L.C.	2,172,472	4,243,237
	Regus P.L.C.	3,696,088	4,184,925
*	Renold P.L.C.	270,995	79,054
	Rentokil Initial P.L.C.	1,518,144	1,464,584
	Ricardo P.L.C.	222,000	719,275
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	399,127	684,830
	ROK P.L.C.	723,316	585,403
	RPS Group P.L.C.	788,615	2,199,396
	Scott Wilson Group P.L.C.	51,118	45,874
	Senior P.L.C.	1,671,692	866,363
	Severfield-Rowen P.L.C.	351,952	1,145,332
	Shanks Group P.L.C.	985,616	1,419,412
	SIG P.L.C.	1,233,586	2,900,182
	Speedy Hire P.L.C.	178,122	625,981
	Spirax-Sarco Engineering P.L.C.	304,500	3,836,492
	Spring Group P.L.C.	596,238	374,298
	Stagecoach Group P.L.C.	306,965	590,695
	Sthree P.L.C.	269,551	911,940
#	T. Clarke P.L.C.	148,717	270,348
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	212,372	300,267
	The Weir Group P.L.C.	346,928	2,461,106
	Tomkins P.L.C.	3,177,919	8,113,088
#	Travis Perkins P.L.C.	410,292	4,237,523
	Tribal Group P.L.C.	132,810	181,405
	Trifast P.L.C.	359,985	102,924

6

	Ultra Electronics Holdings P.L.C.	267,145	4,683,916
	Umeco P.L.C.	196,406	460,053
*	Volex Group P.L.C.	241,088	134,754
	Vp P.L.C.	167,463	338,060
	VT Group P.L.C.	677,021	4,607,214
	White Young Green P.L.C.	178,318	85,462
	Wincanton P.L.C.	479,763	1,127,093
	WSP Group P.L.C.	262,651	1,051,999
	XP Power, Ltd.	73,546	248,856
Total Industrials			187,012,587

Information Technology — (11.0%)
	Acal P.L.C.	104,729	178,913
*	Alphameric P.L.C.	127,141	46,764
*	Alterian P.L.C.	179,139	251,423
	Anite P.L.C.	1,166,924	493,168
	ARM Holdings P.L.C.	4,708,219	8,269,260
	Aveva Group P.L.C.	275,408	2,291,581
	Computacenter P.L.C.	423,790	944,588
# *	CSR P.L.C.	342,508	1,318,669
	Dialight P.L.C.	111,362	192,106
	Dicom Group P.L.C.	317,667	585,422
#	Dimension Data Holdings P.L.C.	5,615,130	4,215,601
	Diploma P.L.C.	459,990	744,905
	E2V Technologies P.L.C.	247,588	392,379
	Electrocomponents P.L.C.	1,576,293	3,667,714
	Fidessa Group P.L.C.	130,344	2,116,439
*	Full Circle Future, Ltd.	135,600	—
*	Gresham Computing P.L.C.	204,631	132,678
	Halma P.L.C.	1,486,473	3,899,793
*	Imagination Technologies Group P.L.C.	882,944	1,302,844
	Innovation Group P.L.C.	2,537,718	259,856
*	Intec Telecom Systems P.L.C.	1,201,847	761,094
	Kewill P.L.C.	368,863	163,273
	Laird P.L.C.	697,371	1,591,851
	Logica P.L.C.	2,944,148	3,321,285
	Micro Focus International P.L.C.	452,097	2,123,887
	Misys P.L.C.	1,982,492	4,046,304
	Morse P.L.C.	367,208	74,244
	Oxford Instruments P.L.C.	193,856	454,531
	Phoenix IT Group, Ltd.	197,369	426,181
	Premier Farnell P.L.C.	1,379,926	3,123,837
	Psion P.L.C.	499,513	455,325
	Raymarine P.L.C.	289,080	70,071
	Renishaw P.L.C.	228,282	1,306,344
	RM P.L.C.	363,499	784,202
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	352,833	4,219,958
*	Scipher P.L.C.	34,563	575
*	SDL P.L.C.	333,680	1,609,714
	Spectris P.L.C.	499,879	4,337,751
	Spirent Communications P.L.C.	3,176,692	2,638,875
	TT electronics P.L.C.	595,193	249,233
	Vislink P.L.C.	588,460	241,216
*	Wolfson Microelectronics P.L.C.	493,841	883,863

7

Xaar P.L.C.	220,887	276,182
Xchanging P.L.C.	541,322	1,477,113
Total Information Technology		65,941,012

Materials — (3.0%)
British Polythene Industries P.L.C.	102,332	197,849
Carclo P.L.C.	214,230	240,499
Croda International P.L.C.	484,717	3,867,238
Delta P.L.C.	591,338	1,009,327
DS Smith P.L.C.	1,591,931	1,816,347
Elementis P.L.C.	1,858,096	709,781
Filtrona P.L.C.	704,266	1,238,854
* Gem Diamonds, Ltd.	3,895	7,166
Hill & Smith Holdings P.L.C.	275,101	916,360
Hochschild Mining P.L.C.	194,546	640,199
* Inveresk P.L.C.	125,000	4,623
Marshalls P.L.C.	670,307	1,104,326
Mondi P.L.C.	855,031	2,217,239
# Porvair P.L.C.	158,128	113,506
RPC Group P.L.C.	404,286	888,832
Victrex P.L.C.	321,880	2,543,524
Yule Catto & Co. P.L.C.	527,850	488,693
Zotefoams P.L.C.	96,852	87,617
Total Materials		18,091,980

Telecommunication Services — (0.7%)
* COLT Telecom Group SA	1,213,428	1,689,274
Kcom Group P.L.C.	2,504,455	996,649
Telecom Plus P.L.C.	288,118	1,255,962
* Vanco P.L.C.	232,704	—
Total Telecommunication Services		3,941,885

Utilities — (0.3%)
Dee Valley Group P.L.C.	12,109	130,039
Hydro International P.L.C.	27,669	43,276
Northumbrian Water Group P.L.C.	466,439	1,532,455
Total Utilities		1,705,770

TOTAL COMMON STOCKS		555,821,576

RIGHTS/WARRANTS — (0.0%)
* Premier Oil P.L.C. Rights 05/06/09	2	16
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		16

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $950,000 FHLMC 6.040%(r), 11/01/36, valued at $675,705) to be repurchased at $663,003	$663	663,000

8

		Shares
SECURITIES LENDING COLLATERAL — (7.3%)
§ @	DFA Short Term Investment Fund LP	40,472,278	40,472,278

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $3,342,317) to be repurchased at $3,276,796	$3,277	3,276,781

TOTAL SECURITIES LENDING COLLATERAL			43,749,059

TOTAL INVESTMENTS - (100.0%) (Cost $852,537,460)			$600,233,651

See accompanying Notes to Financial Statements.

9

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

AUSTRIA — (2.5%)
COMMON STOCKS — (2.5%)
	Agrana Beteiligungs AG	16,794	$1,075,792
	Andritz AG	116,739	3,968,475
* #	A-TEC Industries AG	21,828	225,351
	Austria Email AG	715	3,777
* #	Austrian Airlines AG	130,038	684,018
	BKS Bank AG	520	72,585
* #	BWIN Interactive Entertainment AG	79,165	2,498,660
#	BWT AG	27,601	545,599
* #	CA Immobilien Anlagen AG	130,641	1,035,872
*	Christ Water Techology AG	24,819	47,732
#	Constantia Packaging AG	18,095	663,856
*	Conwert Immobilien Invest AG	48,984	363,884
	EVN AG	36,696	557,210
*	Eybl International AG	16,503	16,550
#	Flughafen Wien AG	39,948	1,195,326
	Frauenthal Holding AG	12,084	97,468
* #	Intercell AG	104,732	2,746,410
*	Josef Manner & Co. AG	870	50,671
#	Lenzing AG	4,961	1,121,479
#	Mayr-Melnhof Karton AG	33,664	2,353,613
	Oberbank AG	35,740	2,047,717
	Oesterreichische Post AG	98,332	2,866,434
#	Palfinger AG	45,976	659,100
* #	RHI AG	93,231	1,337,801
	Rosenbauer International AG	11,816	419,036
*	S&T System Integration & Technology Distribution AG	6,404	100,594
*	Schoeller-Bleckmann Oilfield Equipment AG	32,197	999,977
*	Sparkassen Immobilien AG	58,185	303,570
* #	Strabag SE	95,319	2,204,423
	UBM Realitaetenentwicklung AG	1,440	51,442
	Uniqa Versicherungen AG	157,096	3,060,026
	Voestalpine AG	65,130	1,246,114
*	Warimpex Finanz und Beteiligungs AG	3,832	8,260
	Wolford AG	11,165	122,691
	Zumtobel AG	76,175	679,403

TOTAL — AUSTRIA			35,430,916

BELGIUM — (3.2%)
COMMON STOCKS — (3.2%)
*	Abfin SA	2,560	—

1

	Ackermans & van Haaren NV	81,854	4,778,917
*	Agfa Gevaert NV	368,855	824,698
	Banque Nationale de Belgique	952	3,136,341
	Barco NV	53,143	1,214,841
	Bekaert SA	56,746	5,266,058
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	193,239
*	Compagnie du Bois Sauvage SA	87	22
	Compagnie d’Entreprises CFE	40,394	1,368,815
	Compagnie Immobiliere de Belgique SA	10,535	196,880
	Compagnie Maritime Belge SA	61,365	1,551,239
#	Deceuninck NV	61,853	183,488
*	Devgen	219	1,975
	D’Ieteren SA NV	12,852	2,447,548
	Duvel Moorgat SA	8,904	442,356
	Econocom Group SA	65,485	518,341
	Elia System Operator SA NV	112,393	4,104,744
#	Euronav SA	86,793	1,249,302
	EVS Broadcast Equipment SA	13,059	598,669
	Exmar NV	76,531	875,477
	Floridienne SA	2,033	263,747
#	Henex	7,487	333,984
	Image Recognition Integrated Systems (I.R.I.S.)	6,284	349,067
*	International Brachtherapy SA	35,773	149,206
	Ion Beam Application	67,020	591,555
	Jensen-Group NV	12,030	79,046
	Kinepolis	4,534	108,424
	Lotus Bakeries SA	1,361	506,117
#	Melexis NV	88,696	523,736
	Omega Pharma SA	83,442	2,218,130
*	Picanol	16,620	81,181
* #	Realdolmen	6,067	123,620
	Recticel SA	52,387	227,707
*	Resilux	4,095	164,975
	Rosier SA	655	231,227
	Roularta Media Group NV	3,344	52,732
	SAPEC SA (4775951)	3,531	285,760
*	SAPEC SA (5389544)	75	297
	Sioen Industries NV	52,140	245,605
*	Sipef NV	24,100	897,234
*	Spector Photo Group SA	11,235	10,386
*	Systemat-Datarelay SA	26,232	145,069
* #	Telenet Group Holding NV	148,890	2,881,400
	Ter Beke NV	2,281	126,353
	Tessenderlo Chemie NV	90,268	2,680,059
#	Umicore	129,634	2,540,610
	Unibra SA	1,600	296,375
#	Van De Velde NV	27,632	910,615
	VPK Packaging Group SA	13,057	304,902
TOTAL COMMON STOCKS			46,282,069

2

RIGHTS/WARRANTS — (0.0%)
*	Realdolmen STRIP VVPR	6,067	201
*	Zenitel SRIP VVPR	8,654	11
TOTAL RIGHTS/WARRANTS			212

TOTAL — BELGIUM			46,282,281

DENMARK — (1.9%)
COMMON STOCKS — (1.9%)
*	Aarhus Lokalbank A.S.	8,030	72,698
*	Aktieselskabet Roskilde Bank A.S.	32,685	2,032
*	Aktieselskabet Skjern Bank A.S.	3,276	74,125
#	Alk-Abello A.S.	14,179	852,063
*	Alm. Brand A.S.	27,560	399,159
* #	Amagerbanken A.S.	32,395	264,198
	Ambu A.S.	22,100	339,880
	Arkil Holdings A.S. Series B	780	93,923
	Auriga Industries A.S. Series B	46,057	784,143
#	Bang & Olufsen Holdings A/S	30,487	206,573
* #	Bavarian Nordic A.S.	17,176	543,054
#	BoConcept Holding A.S.	5,650	71,072
*	Brodrene Hartmann A.S. Series B	11,730	145,672
*	Brondbyernes IF Fodbold A.S. Series B	15,450	88,480
#	D/S Norden A.S.	42,111	1,416,218
*	Dalhoff, Larson & Horneman A.S. Series B	32,000	126,666
	Dampskibsselskabet Torm A.S.	69,423	632,517
*	Dantherm Holding A.S.	13,100	62,312
*	DFDS A.S.	11,236	586,115
*	DiBa Bank A.S.	2,300	23,268
*	Djursland Bank A.S.	8,970	245,967
	East Asiatic Co., Ltd. A.S.	52,687	1,662,465
	F.E. Bording A.S.	600	66,609
*	Fionia Bank A.S.	17,880	101,629
	Fluegger A.S. Series B	4,198	160,907
*	GN Store Nord A.S.	506,024	1,616,045
*	GPV Industi A.S.	2,200	11,723
* #	Greentech Energy Systems A.S.	37,622	127,806
*	Gronlandsbanken	768	46,835
*	H&H International A.S. Series B	1,920	111,580
	Harboes Bryggeri A.S.	10,250	203,435
#	Hojgaard Holding A.S. Series B	2,750	60,332
	IC Companys A.S.	33,305	504,704
*	Incentive A.S.	3,575	11,747
	Jeudan A.S.	2,516	194,105
*	Jyske Bank A.S.	3,389	86,816
*	Lan & Spar Bank A.S.	5,150	271,481
*	Lastas A.S. Series B	11,200	47,378
*	Lollands Bank A.S.	750	19,559
*	Maconomy Corp. A.S.	7,833	8,065
*	Mols-Linien A.S.	27,490	352,067
* #	NeuroSearch A.S.	42,054	617,615
*	NKT Holding A.S.	55,737	1,517,744
*	Nordjyske Bank A.S.	17,600	364,677

3

*	Norresundby Bank A.S.	7,350	188,844
*	Ostjydsk Bank A.S.	2,554	154,091
* #	Parken Sport & Entertainment A.S.	8,234	717,425
	Per Aarsleff A.S. Series B	5,975	516,436
* #	Ringkjoebing Landbobank A.S.	14,890	1,126,552
	Roblon A.S. Series B	540	45,452
*	Royal Unibrew A.S.	12,465	146,327
*	RTX Telecom A.S.	303	381
*	Salling Bank A.S.	910	61,018
*	Sanistal A.S. Series B	4,436	72,816
	Satair A.S.	8,525	176,234
#	Schouw & Co. A.S.	70,768	1,022,500
	SimCorp A.S.	16,263	2,115,507
*	Sjaelso Gruppen A.S.	21,980	76,105
*	SKAKO Industries A.S.	5,130	49,537
	Solar Holdings A.S. Series B	3,266	104,199
*	Sondagsavisen A.S.	36,665	113,321
	Spar Nord Bank A.S.	115,369	997,841
*	Sparbank	10,930	155,854
*	Sparekassen Faaborg A.S.	1,972	285,142
*	Sydbank A.S.	136,051	2,285,606
	Thrane & Thrane A.S.	9,883	281,759
	Tivoli A.S.	969	549,567
*	TK Development A.S.	91,681	386,329
*	Vestfyns Bank A.S.	680	63,079
*	Vestjysk Bank A.S.	24,162	280,425
TOTAL COMMON STOCKS			27,167,806

RIGHTS/WARRANTS — (0.0%)
*	Bang & Olufsen A.S. Rights 05/07/09	60,974	200,362

TOTAL — DENMARK			27,368,168

FINLAND — (6.1%)
COMMON STOCKS — (6.1%)
#	Ahlstrom Oyj	4,420	41,822
*	Aldata Solutions Oyj	194,535	143,380
#	Alma Media Oyj	278,483	1,865,502
*	Amanda Capital Oyj	67,120	155,478
#	Amer Sports Oyj Series A	307,264	2,971,044
#	Aspo Oyj	68,141	448,109
#	Atria P.L.C.	2,584	30,615
	Bank of Aland P.L.C.	17,663	449,655
	BasWare Oyj	34,550	452,187
*	Biotie Therapies Corp.	265,590	129,541
	Cargotec Oyj Series B	109,737	1,421,073
	Componenta Oyj	34,400	184,511
	Comptel P.L.C.	324,863	304,149
#	Cramo Oyj	104,189	982,571
	Digia P.L.C.	55,020	143,297
	Efore Oyj	114,965	133,271

4

	Elisa Oyj	276,614	3,662,286
	Etteplan Oyj	62,600	238,822
* #	Finnair Oyj	186,376	1,087,531
#	Finnlines Oyj	107,063	778,670
	Fiskars Oyj Abp Series A	181,663	1,918,408
	F-Secure Oyj	447,078	1,343,654
*	GeoSentric Oyj	244,900	12,944
#	Glaston Oyj Abp	131,940	224,003
#	HKScan Oyj Series A	72,398	467,262
	Huhtamaki Oyj	338,637	3,258,306
#	Ilkka-Yhtyma Oyj	34,432	331,817
	KCI Konecranes Oyj	243,819	4,953,978
#	Kemira Oyj	248,868	2,070,020
#	Kesko Oyj	138,078	3,590,438
	Laennen Tehtaat Oyj	18,920	298,322
	Lassila & Tikanoja Oyj	117,954	1,816,556
	Lemminkainen Oyj	13,072	340,012
	Metso Corp. Oyj	164,453	2,518,317
*	M-Real Oyj Series B	3,798,185	2,729,225
	Neomarkka Oyj	16,652	125,102
#	Nokian Renkaat Oyj	325,926	5,147,040
	Nordic Aluminium Oyj	10,440	166,907
	Okmetic Oyj	54,904	180,797
	Olvi Oyj Series A	31,354	673,208
	Oriola-KD Oyj Class A	26,000	75,463
	Oriola-KD Oyj Class B	85,493	247,630
	Orion Oyj Series A	96,540	1,409,963
	Orion Oyj Series B	253,721	3,674,462
	Outokumpu Oyj Series A	158,330	2,358,751
	Outotec Oyj	36,018	763,855
	PKC Group Oyj	48,390	229,215
	Pohjola Bank P.L.C.(5665233)	236,967	1,753,916
*	Pohjola Bank P.L.C.(B3QBVY8)	135,408	1,021,203
* #	Ponsse Oyj	22,814	99,226
	Poyry Oyj	180,742	2,245,996
	Raisio P.L.C.	462,617	952,467
*	Ramirent Oyj	299,709	1,450,131
	Rapala VMC Oyj	113,258	626,324
	Rautaruukki Oyj Series K	108,446	2,017,809
	Raute Oyj Series A	10,390	93,994
*	Ruukki Group Oyj	303,857	650,200
	Sanoma Oyj	162,312	2,138,301
	Scanfil Oyj	123,479	335,101
* #	Sponda Oyj	159,511	647,164
	Stockmann Oyj Abp Series A	43,914	868,540
	Stockmann Oyj Abp Series B	99,920	1,874,055
	Talentum Oyj	129,629	273,803
	Tecnomen Oyj	2,061	2,686
	Teleste Oyj	53,559	225,863
	Tieto Oyj	277,638	3,566,781
	Trainers’ House P.L.C.	107,200	81,752
	Tulikivi Oyj	79,440	91,115

5

	Turkistuottajat Oyj	8,490	78,866
	Uponor Oyj Series A	206,241	2,295,394
	Vacon Oyj	43,052	1,245,786
	Vaisala Oyj Series A	39,132	1,238,454
	Viking Line Abp	10,400	423,792
#	Wartsila Corp. Oyj Series B	104,409	3,442,379
#	YIT Oyj	120,526	1,151,993

TOTAL — FINLAND			87,442,260

FRANCE — (11.1%)
COMMON STOCKS — (11.1%)
	Akka Technologies SA	6,050	79,476
	Ales Groupe SA	32,639	415,950
* #	Alten	60,626	1,089,527
*	Altran Technologies SA	343,804	1,154,251
#	April Group SA	70,844	2,108,838
	Arkema	199,362	4,598,508
	Assystem	52,519	414,316
	Atos Origin SA	143,571	4,426,106
	Aubay	28,405	88,913
#	Audika SA	21,857	527,559
* #	Axorys SA	11,700	11,146
*	Baccarat SA	1,090	169,312
#	Banque Tarneaud SA	1,430	160,463
#	Beneteau SA	176,815	1,757,182
*	Bigben Interactive	7,762	64,166
	bioMerieux	11,555	865,513
	Boiron SA	25,156	636,445
	Boizel Chanoine Champagne SA	6,122	270,044
	Bonduelle SCA	12,784	895,648
	Bongrain SA	14,661	719,132
#	Bourbon SA	147,476	5,519,475
* #	Bull SA	289,386	853,797
	Burelle SA	3,914	258,767
*	Cafom SA	5,092	30,117
#	Canal Plus SA	272,646	1,751,618
	Carbone Lorraine SA	54,832	1,426,947
#	CBo Territoria	28,320	90,536
	Cegedim SA	11,176	621,311
*	Cesar SA	14,219	11,995
* #	Club Mediterranee SA	45,228	712,739
* #	Compagnie Generale de Geophysique-Veritas SA	129,436	1,869,980
	Compagnie Industrielle et Financiere D’Entreprises	1,200	63,541
	Compagnie International Andre Trigano SA	983	78,041
	CS Communication & Systemes	7,938	85,041
	Damartex SA	21,236	338,135
#	Delachaux SA	27,616	1,534,536
	Derichebourg	562,064	1,313,131
*	Dollfus Mieg & Cie SA	54,239	—
*	Dynaction SA	14,655	104,463
	EDF Energies Nouvelles SA	27,785	983,846

6

	Electricite de Strasbourg	22,706	2,986,952
	Esso S.A.F.	8,945	955,541
	Establissements Maurel et Prom	296,036	4,344,161
	Euler Hermes SA	31,770	1,550,104
*	Euro Disney SCA (4320878)	89	14
* #	Euro Disney SCA (B29QD14)	48,370	220,238
	Exel Industries SA	10,841	343,418
	Explosifs et de Produits Chimiques	524	172,490
#	Fimalac SA	29,963	1,420,662
	Finuchem SA	18,510	150,235
	Fleury Michon SA	4,694	138,350
	Francois Freres (Tonnellerie) SA	3,839	121,365
	Gascogne SA	6,907	209,223
	Gaumont SA	14,184	750,540
* #	GECI International	63,334	178,257
*	Gemalto NV	161,967	5,099,911
	Gevelot SA	3,584	74,062
	GFI Informatique SA	122,870	514,705
	Gifi SA	7,360	292,008
	Ginger (Groupe Ingenierie Europe)	10,523	136,481
	GL Events SA	7,882	124,860
	GPE Groupe Pizzorno	5,200	99,809
	Grands Moulins de Strasbourg	110	61,127
*	Groupe Ares	21,994	32,883
	Groupe Crit	24,673	383,246
* #	Groupe Eurotunnel SA	170,564	878,187
#	Groupe Flo SA	22,019	73,880
*	Groupe Go Sport SA	2,740	35,453
	Groupe Guillin SA	1,200	57,632
#	Groupe Open	27,590	185,189
#	Groupe Steria SCA	65,651	1,251,849
	Guerbet SA	5,824	868,068
	Guyenne et Gascogne SA	25,246	2,194,323
#	Haulotte Group SA	55,825	348,836
#	Havas SA	1,165,955	3,653,190
	Idsud SA	2,227	94,386
#	Imerys SA	26,406	1,092,742
	Ingenico SA	101,520	1,858,675
	Ipsen SA	22,044	902,545
	Ipsos SA	83,610	1,897,395
	Kaufman et Broad SA	2,387	55,242
	Korian SA	5,455	124,308
	Laurent-Perrier	11,820	693,378
* #	Lectra SA	83,499	241,307
#	Lisi SA	16,055	610,806
* #	LVL Medical Groupe SA	24,346	368,452
#	M6 Metropole Television	148,116	2,768,459
#	Manitou BF SA	46,880	517,559
	Manutan International SA	13,517	535,612
	MGI Coutier SA	2,753	27,319
	Mr. Bricolage SA	23,846	393,331
#	Naturex	8,691	280,035

7

	Neopost SA	61,086	5,172,905
* #	Nexans SA	92,377	4,279,761
#	Nexity	18,755	604,980
	Norbert Dentressangle	12,330	428,486
*	Oeneo	102,487	138,673
* #	Orpea	97,899	4,003,160
*	Osiatis	1,400	3,129
#	PagesJaunes SA	118,846	1,290,990
	Paris Orleans et Cie SA	2,660	72,096
	Pierre & Vacances	15,567	998,472
* #	Plastic Omnium SA	29,952	368,587
	Plastivaloire SA	4,552	70,737
	PSB Industries SA	8,438	163,618
	Radiall SA	5,231	274,260
	Rallye SA	77,113	1,567,671
*	Recylex SA	35,449	186,310
	Remy Cointreau SA	74,447	2,454,158
#	Rexel SA	168,777	1,400,872
	Rhodia SA	224,856	1,292,823
	Robertet SA	3,167	284,281
	Rougier SA	6,120	160,685
	Rubis SA	30,230	1,714,722
* #	S.T. Dupont SA	39,440	9,340
	Sabeton SA	13,500	189,083
	Saft Groupe SA	41,284	1,263,575
	SAMSE SA	8,545	626,537
	SCOR SE	123,181	2,585,256
#	SEB SA	88,673	2,988,557
	Sechilienne SA	54,906	1,889,035
	Securidev SA	2,500	54,588
*	Seloger.com	2,853	72,296
	Signaux Girod SA	894	55,408
	Societe BIC SA	84,787	4,551,639
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	46,150	2,842,953
	Societe Pour l’Informatique Industrielle SA	40,908	205,250
	Societe Television Francaise 1	171,170	1,603,016
*	Soitec SA	107,280	678,189
*	Solving International SA	2,012	4,637
	Somfy SA	21,848	3,278,820
	Sopra Group SA	22,982	822,491
	Sperian Protection	18,519	932,563
#	Stallergenes SA	32,698	2,113,882
	STEF-TFE	28,838	1,041,800
	Sucriere de Pithiviers Le Vieil	1,773	1,110,213
	Synergie SA	32,941	576,744
	Teleperformance SA	158,000	4,553,646
	Tessi SA	5,050	245,828
* #	Theolia SA	86,282	315,353
*	Thomson	1,013,751	1,365,012
*	UbiSoft Entertainment SA	196,028	3,829,757
#	Union Financiere de France Banque SA	15,895	541,322
	Valeo SA	232,962	4,800,537

8

	Viel et Compagnie	158,130	488,922
	Vilmorin et Cie SA	18,821	1,775,622
	Virbac SA	16,251	1,095,442
	VM Materiaux SA	6,914	339,558
	Vranken Pommery Monopole	9,594	290,926
	Wendel	12,564	460,756
#	Zodiac Aerospace	105,911	3,093,197
*	Zueblin Immobiliere France SA	1,285	6,951
TOTAL COMMON STOCKS			160,099,388

RIGHTS/WARRANTS — (0.0%)
*	Bigben Interactive Warrants 06/30/09	2,100	836
*	Cybergun Warrants Series A 07/15/09	1,136	21
*	Cybergun Warrants Series B 07/15/10	1,136	31
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Infogrames Entertainment SA Warrants 12/31/09	77,833	1,545
TOTAL RIGHTS/WARRANTS			2,433

TOTAL — FRANCE			160,101,821

GERMANY — (12.1%)
COMMON STOCKS — (12.1%)
	A.S. Creation Tapeton AG	6,853	155,450
*	AAP Implantate AG	47,250	79,116
#	Aareal Bank AG	678,405	6,317,747
*	Abwicklungsellschaft Roesch AG	7,300	223
	ADCapital AG	33,040	216,379
*	Adlink Internet Media AG	69,691	333,514
	Agrob AG	5,800	60,256
#	Aixtron AG	259,027	1,960,388
	Amadeus Fire AG	16,192	230,070
	Andreae-Noris Zahn AG	26,412	695,719
* #	Arcandor AG	241,547	571,394
*	Augusta Technologie AG	26,396	285,879
	Aurubis AG	150,696	4,265,742
	Baader Bank AG	138,248	464,759
#	Bauer AG	4,607	173,875
	Bechtle AG	39,024	588,066
	Bertrandt AG	22,607	446,231
*	Beta Systems Software AG	8,550	29,143
#	Bilfinger Berger AG	130,384	6,187,959
*	Biolitec AG	26,843	104,417
	Biotest AG	21,560	1,082,213
*	BKN International AG	35,508	29,189
	BMP AG	45,099	44,936
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	261,549
*	Business Media China AG	15,212	15,137
* #	Carl Zeiss Meditec AG	36,394	432,323
* #	CENTROTEC Sustainable AG	41,054	447,681
#	Cewe Color Holding AG	13,917	360,720
#	Comdirect Bank AG	131,903	1,069,479

9

* #	Constantin Medien AG	155,529	493,714
*	CropEnergies AG	6,700	24,556
	CTS Eventim AG	51,845	1,490,485
#	Curanum AG	83,165	312,782
*	D. Logistics AG	113,203	194,739
	DAB Bank AG	130,043	484,938
#	Data Modul AG	10,414	117,443
	Demag Cranes AG	14,647	307,075
	Deutsche Euroshop AG	87,386	2,478,996
*	Deutsche Wohnen AG	5,610	104,664
#	Deutz AG	249,610	1,051,706
	Dierig Holding AG	10,500	105,998
#	Douglas Holding AG	100,341	4,117,134
	Dr. Hoenle AG	14,858	83,533
	Drillisch AG	92,184	158,077
#	Duerr AG	37,719	709,898
	DVB Bank SE	173,470	5,898,927
	Elexis AG	32,938	369,642
*	Elmos Semiconductor AG	34,592	94,587
#	ElreingKlinger AG	18,000	257,770
	Erlus AG	297	76,627
	Euwax AG	17,978	1,132,564
* #	Evotec AG	1,304,659	1,156,315
	Fielmann AG	56,670	3,469,834
*	Freenet AG	225,238	1,412,016
#	Fuchs Petrolub AG	29,856	1,655,045
	GBW AG	28,417	526,380
	GEA Group AG	84,874	1,099,486
	Gerresheimer AG	21,880	525,795
	Gerry Weber International AG	42,943	909,370
	Gesco AG	9,182	425,219
#	GFK SE	75,456	1,793,601
*	GFT Technologies AG	66,050	183,453
	Gildemeister AG	43,990	427,728
	Grammer AG	5,985	41,091
#	Grenkeleasing AG	31,484	977,792
	Hamborner AG	63,000	595,761
*	Hamburger Hafen und Logistik AG	14,989	533,169
*	Hansa Group AG	146,815	194,226
#	Hawesko Holding AG	19,463	426,660
*	IDS Scheer AG	10,372	113,905
*	IKB Deutsche Industriebank AG	21,843	23,344
	Indus Holding AG	40,147	569,716
	Innovation in Traffic Systems AG	23,949	198,399
*	Integralis AG	28,950	124,384
	INTERSEROH SE	22,142	985,327
* #	Intershop Communications AG	58,426	121,928
#	Isra Vision Systems AG	10,917	112,611
	IVG Immobilien AG	530,609	4,539,315
*	Jenoptik AG	153,250	697,968
*	Kampa AG	35,505	11,719
#	Kizoo AG	33,967	207,095

10

	Kontron AG	176,510	1,936,893
	Krones AG	72,622	2,513,215
	KSB AG	4,390	1,775,478
#	Kuka AG	83,226	1,193,429
	KWS Saat AG	18,319	2,298,307
#	Lanxess AG	218,704	4,669,452
*	Leifheit AG	12,500	138,604
#	Leoni AG	112,502	1,614,899
	Loewe AG	25,187	277,011
*	Manz Automation AG	553	25,019
*	Marbert AG	1,360	10,491
#	MasterFlex AG	10,531	65,384
* #	Maxdata Computer AG	94,120	12,450
*	Mediclin AG	119,554	471,782
* #	Medigene AG	87,499	518,545
#	Medion AG	81,672	629,466
	Mensch und Maschine Software AG	27,532	129,262
#	MLP AG	213,752	2,991,443
*	Mologen AG	22,062	183,450
* #	Morphosys AG	57,456	1,054,099
	MTU Aero Engines Holding AG	163,223	5,491,855
#	Muehlbauer Holding AG & Co.	14,905	327,617
#	MVV Energie AG	114,815	4,747,617
#	Nemetschek AG	23,340	267,015
*	Nexus AG	33,813	101,503
* #	Nordex AG	104,915	1,810,881
*	november AG	32,224	18,208
#	OHB Technology AG	37,069	377,680
	Oldenburgische Landesbank AG	4,234	255,046
	P&I Personal & Informatik AG	17,889	283,064
	Pfeiffer Vacuum Technology AG	30,723	2,038,539
#	Pfleiderer AG	166,950	937,328
* #	Plambeck Neue Energien AG	148,115	445,575
*	Plasmaselect AG	324,899	435,778
#	Progress-Werk Oberkirch AG	6,250	137,169
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	199,378
* #	Puma AG Rudolf Dassler Sport	2,479	530,266
*	PVA TePla AG	51,882	230,720
* #	QIAGEN NV	327,193	5,387,656
*	QSC AG	287,340	492,511
	R. Stahl AG	14,410	278,296
#	Rational AG	14,646	1,502,231
	REALTECH AG	13,541	108,344
	Renk AG	18,838	1,105,858
* #	REpower Systems AG	5,723	633,813
	Rheinmetall AG	107,359	4,549,699
	Rhoen-Klinikum AG	284,706	5,933,732
	Ruecker AG	21,675	157,773
#	Sartorius AG	31,248	540,748
*	Sektkellerei Schloss Wachenheim AG	15,120	99,865
*	SER Systems AG	9,400	249
* #	SGL Carbon SE	217,830	6,388,113

11

*	Sinner AG	2,660	62,979
	Sixt AG	37,202	561,789
	SM Wirtschaftsberatungs AG	18,841	125,952
* #	Software AG	70,053	4,430,874
* #	Solar Millennium AG	34,471	686,397
* #	Solarworld AG	53,597	1,485,333
* #	Solon SE	18,438	211,377
	Stada Arzneimittel AG	173,213	3,191,043
	STINAG Stuttgarter Invest AG	35,003	787,463
*	Stoehr & Co. AG	11,000	37,774
	Stratec Biomedical Systems AG	26,506	517,875
	Sued-Chemie AG	28,301	2,826,701
	Suedzucker AG	70,259	1,356,134
* #	Suess Microtec AG	59,969	138,549
* #	Symrise AG	164,574	2,238,117
	Syzygy AG	30,656	118,018
#	Takkt AG	126,507	1,255,015
*	TDS Informationstechnologie AG	89,063	469,524
	Telegate AG	20,500	222,537
*	Tognum AG	59,987	733,191
* #	Tomorrow Focus AG	101,081	370,973
#	TUI AG	75,035	816,095
	Umweltbank AG	17,805	322,446
	United Internet AG	27,992	286,667
	VBH Holding AG	9,415	40,310
* #	Versatel AG	12,209	89,546
	Vossloh AG	35,932	3,689,314
*	Wanderer-Werke AG	7,903	12,759
	Wincor Nixdorf AG	112,151	5,613,689
* #	Wirecard AG	255,878	2,103,453
	Wuerttembergische Lebensversicherung AG	27,308	617,805
	Wuerttembergische Metallwarenfabrik AG	29,451	751,627
TOTAL COMMON STOCKS			175,528,193

RIGHTS/WARRANTS — (0.0%)
*	Constantin Medien AG Rights 05/07/09	155,529	8,849

TOTAL — GERMANY			175,537,042

GREECE — (3.0%)
COMMON STOCKS — (3.0%)
	Agricultural Bank of Greece S.A.	356,481	612,751
*	Agricultural Insurance S.A.	1,399	2,332
*	Alapis Holdings Industrial & Commercial S.A.	2,093,884	2,112,871
*	Alfa Alfa Energy S.A.	3,810	7,007
	Alfa-Beta Vassilopoulos S.A.	20,879	717,910
*	Altec S.A. Information & Communication Systems	80,278	16,804
	Alumil Milonas Aluminum Industry S.A.	52,886	93,059
*	Alysida S.A.	2,376	6,259
	Anek Lines S.A.	620,975	694,995
*	Aspis Bank S.A.	228,007	361,141

12

*	Astir Palace Hotels S.A.	93,886	421,562
	Athens Medical Center S.A.	150,874	301,209
*	Atlantic Supermarkets S.A.	35,080	61,058
	Attica Bank	202,452	626,305
	Atti-Kat S.A.	56,554	34,797
	Autohellas S.A.	83,520	170,012
*	Babis Vovos International Construction S.A.	59,807	386,473
*	Balafas S.A.	15,200	3,821
*	Balkan Real Estate S.A.	41,970	88,126
	Bank of Greece	73,229	4,170,812
	Benrubi S.A.	20,823	92,345
	Centric Multimedia S.A.	51,942	96,581
*	Daios Plastics S.A.	16,350	107,141
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	177,709	466,754
*	Dynamic Life S.A.	16,440	—
	Elastron S.A.	247,021	239,245
*	Elbisco Holding S.A.	28,098	22,341
	Elektrak S.A.	36,580	138,923
	Elektroniki Athinon S.A.	34,490	122,604
*	Elephant S.A.	26,310	—
	Ellaktor S.A.	508,053	3,287,557
*	Emporiki Bank of Greece S.A.	5,563	40,636
	Etma Rayon S.A.	11,242	20,973
	Euro Reliance General Insurance Co. S.A.	55,110	52,144
	Euromedica S.A.	67,698	544,912
	EYDAP Athens Water Supply & Sewage Co. S.A.	63,535	511,225
	F.G. Europe S.A.	4,536	9,764
*	Forthnet S.A.	29,026	47,863
	Fourlis Holdings S.A.	128,489	1,534,123
	Frigoglass S.A.	85,507	465,756
	GEK Terna S.A.	267,249	1,597,511
	Halkor S.A.	226,556	381,923
	Hellenic Cables S.A.	65,236	139,462
	Hellenic Duty Free Shops S.A.	98,334	688,306
	Hellenic Exchanges S.A.	133,376	1,165,371
	Hellenic Petroleum S.A.	185,672	1,799,396
*	Hellenic Sugar Industry S.A.	78,005	135,697
	Heracles General Cement Co. S.A.	77,436	661,987
	Iaso S.A.	206,042	1,170,177
	Inform P. Lykos S.A.	35,570	87,155
*	Informatics S.A.	3,778	1,550
*	Intracom Holdings S.A.	43,498	64,749
	Intracom Technical & Steel Constructions S.A.	345,350	253,022
*	Ionian Hotel Enterprises S.A.	16,914	353,904
*	Ipirotiki Software & Publications S.A.	22,110	56,752
	Karelia Tobacco Co., Inc. S.A.	5,810	504,500
	Kathimerini Publishing S.A.	47,170	317,664
*	Katselis Sons S.A. Bread Industry	41,545	31,061
	Lambrakis Press S.A.	115,149	331,169
*	Lan-Net S.A.	12,688	20,145
*	Lavipharm S.A.	96,324	163,551
	Loulis Mills S.A.	41,702	92,916

13

*	Marfin Investment Group S.A.	189,260	811,527
*	Maritime Company of Lesvos S.A.	299,836	190,422
	Metka S.A.	97,586	1,024,906
	Michaniki S.A.	165,545	342,300
	Motodynamic S.A.	2,182	5,607
	Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,371,431
	Mytilineos Holdings S.A.	308,027	1,971,469
*	Neorion New S.A. Holdings	24,145	19,722
*	Pegasus Publishing S.A.	95,510	307,823
*	Petzetakis S.A.	22,098	8,498
	Piraeus Bank S.A.	19,611	179,823
	Piraeus Port Authority S.A.	17,752	264,133
*	Promota Hellas S.A.	8,860	2,696
	Real Estate Development & Services S.A.	94,497	223,287
	S&B Industrial Minerals S.A.	54,669	378,106
	Sanyo Hellas S.A.	23,637	7,088
	Sarantis S.A.	74,884	352,950
*	Selected Textile Ind. Assoc. S.A.	87,690	40,251
	Sfakianakis S.A.	91,320	194,084
*	Shelman Hellenic-Swiss Wood S.A.	155,548	71,290
*	Singularlogic S.A.	100,470	246,050
*	Spyroy Agricultural Products S.A.	61,348	54,448
	Teletypos S.A. Mega Channel	77,669	576,589
	Terna Energy S.A.	24,664	147,038
*	Themeliodomi S.A.	37,422	18,320
	Thessaloniki Port Authority S.A.	6,936	116,144
	Thrace Plastics Co. S.A.	109,280	109,235
	Titan Cement Co. S.A.	85,881	2,189,391
	TT Hellenic Postbank S.A.	322,690	1,941,893
*	Varvaressos S.A. European Spinning Mills	36,350	10,437
	Viohalco S.A.	406,612	2,009,685

TOTAL — GREECE			43,894,802

IRELAND — (2.0%)
COMMON STOCKS — (2.0%)
*	Abbey P.L.C.	84,370	456,112
*	Aer Lingus Group P.L.C.	380,166	361,187
*	Aminex P.L.C.	440,966	40,509
*	BlackRock International Land P.L.C.	897,420	44,646
	C&C Group P.L.C. (B010DT8)	394,207	913,095
	C&C Group P.L.C. (B011Y09)	314,172	729,538
	DCC P.L.C.	308,989	5,583,896
	Donegal Creameries P.L.C.	26,085	74,536
*	Dragon Oil P.L.C.	1,347,570	5,057,262
	FBD Holdings P.L.C.	125,728	992,272
	Fyffes P.L.C.	1,020,533	404,223
	Glanbia P.L.C. (0066950)	700,613	2,203,112
	Glanbia P.L.C. (4058629)	2,463	7,767
	Grafton Group P.L.C.	107,557	379,964
	Greencore Group P.L.C.	601,145	633,787
	IFG Group P.L.C.	205,432	172,605

14

	Independent News & Media P.L.C.	1,021,294	348,167
*	Irish Continental Group P.L.C.	91,000	1,397,154
	Irish Life & Permanent P.L.C.	51,604	130,404
*	Kenmare Resources P.L.C.	2,265,253	712,175
	Kingspan Group P.L.C.	351,640	1,813,384
*	Lantor P.L.C.	34,575	—
*	McInerney Holdings P.L.C. (B1W38B0)	657,135	78,012
*	McInerney Holdings P.L.C. (B1XGF06)	40,000	4,745
	Paddy Power P.L.C.	180,573	3,345,005
*	Providence Resources P.L.C.	6,258,198	384,016
	Smurfit Kappa Group P.L.C.	273,766	801,911
	Total Produce P.L.C.	871,395	341,428
	United Drug P.L.C.	790,348	1,968,740
*	Waterford Wedgwood P.L.C.	7,869,750	9,371

TOTAL — IRELAND			29,389,023

ITALY — (7.6%)
COMMON STOCKS — (7.6%)
*	A.S. Roma SpA	293,436	343,045
#	ACEA SpA	177,488	2,201,617
	Acegas-APS SpA	110,973	775,047
#	Actelios SpA	15,845	81,223
*	Aedes SpA	1,134,026	961,405
#	Aeroporto de Firenze SpA	17,399	339,957
	Amplifon SpA	49,920	126,753
* #	Ansaldo STS SpA	50,735	808,604
#	Astaldi SpA	216,415	1,176,760
#	Autogrill SpA	231,260	1,757,497
* #	Azimut Holding SpA	424,469	2,966,216
#	Banca Finnat Euramerica SpA	685,945	440,214
	Banca Generali SpA	21,809	96,995
#	Banca Ifis SpA	52,946	515,283
	Banca Intermobiliare SpA	29,041	107,434
*	Banca Italease SpA	243,660	473,479
#	Banca Piccolo Credito Valtellinese Scarl SpA	478,970	3,750,485
	Banca Popolare di Milano Scarl	1,012,836	5,888,515
#	Banca Profilo SpA	253,156	231,610
#	Banco di Desio e della Brianza SpA	232,296	1,341,854
	Beghelli SpA	427,981	434,117
#	Benetton Group SpA	209,290	1,658,467
#	Beni Stabili SpA	1,309,500	818,611
	Biesse SpA	54,004	319,671
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	484,723
#	Brembo SpA	141,075	839,202
#	Bulgari SpA	395,239	2,012,810
#	Buzzi Unicem SpA	175,555	2,570,540
	C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	1,866,069
#	Caltagirone SpA	248,460	865,824
	Cam Finanziaria SpA	36,527	13,149
	Carraro SpA	113,633	402,936
	Cembre SpA	40,330	183,106

15

#	Cementir SpA	254,820	917,052
*	Ciccolella SpA	30,000	35,983
#	Class Editore SpA	165,655	162,137
#	Credito Artigiano SpA	361,183	984,198
#	Credito Bergamasco SpA	133,144	4,630,311
	Credito Emiliano SpA	228,115	1,140,085
	CSP International Fashion Group SpA	52,952	53,774
	Danieli & Co. SpA	54,740	619,047
#	Davide Campari - Milano SpA	457,009	3,073,447
* #	De Longhi SpA	305,654	727,621
*	DiaSorin SpA	30,626	679,249
*	Digital Multimedia Technologies SpA	24,275	200,765
*	EEMS Italia SpA	4,797	8,457
#	Emak SpA	57,399	240,146
* #	ERG Renew SpA	95,849	114,680
#	ERG SpA	189,613	2,921,205
*	ErgyCapital SpA	4,794	4,303
#	Esprinet SpA	58,242	430,032
*	Eurotech SpA	49,871	192,698
* #	Fastweb SpA	35,779	855,548
* #	Fiera Milano SpA	37,863	254,021
#	Fondiaria - Sai SpA	73,006	1,214,092
* #	Gefran SpA	31,849	92,127
*	Gemina SpA	1,186,766	602,459
* #	Geox SpA	149,354	1,262,309
#	Gewiss SpA	232,707	853,215
#	Granitifiandre SpA	79,737	259,686
	Gruppo Ceramiche Ricchetti SpA	127,131	154,061
*	Gruppo Coin SpA	77,286	254,120
*	Gruppo Editoriale L’Espresso SpA	639,121	902,044
#	Hera SpA	1,460,251	2,936,765
*	I Grandi Viaggi SpA	98,547	122,754
	Immsi SpA	696,806	655,585
* #	Impregilo SpA	1,180,326	3,341,546
	Indesit Co. SpA	177,464	887,843
#	Industria Macchine Automatique SpA	58,626	1,036,079
#	Industria Romagnola Conduttori Elettrici SpA	43,452	93,801
#	Intek SpA	661,259	332,701
	Interpump Group SpA	241,525	1,028,172
	Iride SpA	1,343,807	1,974,026
*	Isagro SpA	10,591	44,184
#	Italcementi SpA	149,237	1,796,543
	Italmobiliare SpA	23,493	891,350
*	Landi Renzo SpA	35,269	148,585
*	Lottomatica SpA	52,754	1,084,436
*	Maire Tecnimont SpA	52,459	106,856
	Mariella Burani SpA	32,721	212,888
#	Marr SpA	127,201	936,780
#	Mediolanum SpA	170,520	779,320
#	Milano Assicurazioni SpA	635,144	1,941,312
	Mirato SpA	36,779	209,269
	Mondadori (Arnoldo) Editore SpA	361,989	1,315,893

16

*	Monrif SpA	315,834	187,579
*	Montefibre SpA	182,887	37,000
*	Nice SpA	14,229	43,407
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	76,493
#	Permasteelisa SpA	65,300	892,025
* #	Piaggio & C. SpA	353,619	594,441
*	Pininfarina SpA	82,321	495,929
	Pirelli & Co. SpA	6,723,096	2,615,500
	Premafin Finanziaria SpA	961,257	1,232,482
#	Prysmian SpA	244,229	2,969,660
*	RDM Realty SpA	5,771	12,793
#	Recordati SpA	390,377	2,246,976
*	Richard-Ginori 1735 SpA	140,800	22,802
#	Sabaf SpA	22,649	331,455
#	SAES Getters SpA	30,068	325,762
#	Safilo Group SpA	503,765	287,938
#	Saras SpA	303,695	889,321
*	Seat Pagine Gialle SpA	27,669	7,196
*	Snai SpA	85,704	314,681
#	Societa Iniziative Autostradali e Servizi SpA	83,188	467,174
	Societe Cattolica di Assicurazoni Scrl SpA	158,551	5,055,167
*	Sogefi SpA	173,096	245,003
	Sol SpA	166,511	727,621
*	Sorin SpA	1,079,611	1,074,585
*	Stefanel SpA	216,413	99,004
* #	Tiscali SpA	1,176,229	590,708
#	Tod’s SpA	50,479	2,579,546
	Trevi Finanziaria SpA	121,804	1,143,151
*	Viaggi del Ventaglio SpA	93,237	17,263
#	Vianini Industria SpA	59,070	114,525
#	Vianini Lavori SpA	175,180	983,969
*	Vincenzo Zucchi SpA	144,350	78,533
#	Vittoria Assicurazioni SpA	121,346	752,073
*	Zignago Vetro SpA	4,607	21,949
TOTAL COMMON STOCKS			110,102,489

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 12/30/11	178,760	12,299

TOTAL — ITALY			110,114,788

NETHERLANDS — (4.8%)
COMMON STOCKS — (4.8%)
#	Aalberts Industries NV	355,012	2,710,158
	Accell Group NV	33,378	960,419
*	AFC Ajax NV	18,134	154,070
	Amsterdam Commodities NV	60,689	342,422
#	Arcadis NV	180,820	2,664,314
* #	ASM International NV	196,173	2,270,142
*	Atag Group NV	4,630	1,777

17

	Batenburg Beheer NV	10,306	251,749
#	Beter Bed Holding NV	67,391	720,851
#	Brunel International NV	49,814	801,200
	Crown Van Gelder NV	18,307	178,529
* #	Crucell NV	230,971	4,834,599
*	Crucell NV ADR	45,768	960,670
	DOCdata NV	22,463	187,262
*	Draka Holding NV	47,528	507,816
#	Eriks Group NV	42,708	1,440,305
	Exact Holding NV	59,787	1,185,319
	Fornix Biosciences NV	29,890	251,155
	Fugro NV	74,624	2,671,691
	Grontmij NV	75,848	1,668,730
	Imtech NV	248,834	3,883,747
#	Innoconcepts NV	77,911	300,025
	Kas Bank NV	47,628	586,473
#	Kendrion NV	39,829	368,358
#	Koninklijke Bam Groep NV	415,704	4,086,654
	Koninklijke Boskalis Westminster NV	133,054	3,102,328
#	Koninklijke Ten Cate NV	95,407	1,820,748
	Koninklijke Vopak NV	71,411	3,144,691
#	Macintosh Retail Group NV	43,877	478,188
	Mediq NV	208,313	2,053,763
	Nederlandsche Apparatenfabriek NV	28,810	579,867
*	Nedfield NV	1,058	567
	Nutreco Holding NV	139,331	4,781,638
#	Oce NV	336,989	2,132,767
	Ordina NV	150,761	659,753
*	Punch Graphix NV	49,509	110,857
* #	Qurius NV	351,539	95,749
	Randstad Holdings NV	25,148	577,020
	Royal Reesink NV	2,050	189,875
	RSDB NV	12,436	209,331
* #	Samas NV	435,697	209,408
#	SBM Offshore NV	103,347	1,665,721
	Sligro Food Group NV	95,164	2,164,838
	Smit Internationale NV	44,064	2,481,152
	SNS Reaal	161,953	911,620
	Stern Groep NV	1,258	15,056
*	Super De Boer NV	255,159	1,023,471
#	Telegraaf Media Groep NV	167,262	2,200,793
*	Textielgroep Twenthe NV	1,000	3,308
	TKH Group NV	98,188	1,231,271
* #	TomTom NV	83,252	531,487
	Unit 4 Agresso NV	74,403	900,823
	USG People NV	187,078	1,759,215
*	Van der Moolen Holding NV	117,201	335,322
	Wavin NV	92,283	258,895

TOTAL — NETHERLANDS			69,617,957

18

NORWAY — (2.7%)
COMMON STOCKS — (2.7%)
#	Acergy SA	123,943	957,332
	Aker Kvaerner ASA	96,400	582,822
#	Aktiv Kapital ASA	78,617	380,717
	Arendals Fosse Kompani ASA	100	25,036
#	Atea ASA	222,782	678,100
* #	Blom ASA	80,567	158,827
	Bonheur ASA	50,200	1,046,376
* #	BW Gas, Ltd.	117,729	366,701
* #	BW Offshore, Ltd.	130,779	112,194
	Camillo Eitze & Co. ASA	58,200	88,962
	Cermaq ASA	231,312	1,394,299
* #	Copeinca ASA	32,494	83,635
* #	Det Norske Oljeselskap ASA	3,050,200	2,576,889
#	DOF ASA	117,912	602,408
	EDB Business Partner ASA	167,534	352,523
* #	Eitzen Chemical ASA	21,068	11,204
	Ekornes ASA	111,890	1,351,845
	Farstad Shipping ASA	59,440	889,357
	Ganger Rolf ASA	52,803	1,034,252
	Havila Shipping ASA	22,400	132,963
*	IOT Holdings ASA	75,603	1,749
* #	Kongsberg Gruppen ASA	31,934	1,470,621
*	Kverneland Group ASA	258,080	173,650
* #	Marine Harvest	4,055,081	1,827,212
*	Nordic Semiconductor ASA	4,000	10,598
* #	Norse Energy Corp. ASA	1,143,079	589,655
*	Norske Skogindustrier ASA Series A	320,620	750,217
* #	Norwegian Air Shuttle ASA	49,007	343,976
#	Odfjell ASA Series A	92,300	549,337
*	ODIM ASA	56,787	302,973
	Olav Thon Eiendomsselskap ASA	12,980	1,034,011
*	Otrum ASA	50,600	38,912
*	PCI Biotech AS	3,357	4,985
*	Petroleum-Geo Services ASA	100,200	484,741
* #	Petrolia Drilling ASA	7,426,093	410,350
* #	Photocure ASA	33,562	157,296
*	Pronova BioPharma AS	118,817	298,055
*	Prosafe ASA	372,606	1,530,873
*	Prosafe Production Public, Ltd.	159,500	286,296
*	Q-Free ASA	23,000	53,286
#	Rieber and Son ASA Series A	106,654	672,776
#	Scana Industrier ASA	299,627	292,218
	Schibsted ASA	65,794	683,147
	Solstad Offshore ASA	58,300	678,947
	SpareBanken 1 SMN	178,812	810,128
*	Storebrand ASA	611,000	2,216,882
*	Subsea 7, Inc.	60,600	453,005
#	Tandberg ASA Series A	173,004	2,434,126
*	TGS Nopec Geophysical Co. ASA	429,529	3,171,705
	Tomra Systems ASA	587,328	2,172,106
#	TTS Marine ASA	41,000	101,541

19

	Veidekke ASA	310,230	1,474,146
#	Wilh. Wilhelmsen ASA	61,950	783,403

TOTAL — NORWAY			39,089,365

PORTUGAL — (1.3%)
COMMON STOCKS — (1.3%)
#	Altri SGPS SA	94,568	281,155
#	Banco BPI SA	467,800	1,106,317
	Banif SGPS SA	130,016	187,868
*	Corticeira Amorim SA	223,729	215,891
*	Finibanco Holdings SGPS SA	191,352	544,467
	Ibersol SGPS SA	20,401	187,701
* #	Impresa Sociedade Gestora de Participacoes SA	369,303	388,975
*	Investimentos Participacoes e Gestao SA	319,480	163,719
#	Jeronimo Martins SGPS SA	563,035	3,175,761
* #	Mota-Engil SGPS SA	341,524	1,475,447
*	Novabase SGPS SA	65,729	426,481
* #	ParaRede SGPS SA	54,559	52,537
#	Portucel-Empresa Produtora de Pasta de Papel SA	827,234	1,768,417
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,639,585
	Redes Energeticas Nacionais SA	178,117	737,027
	Sag Gest - Solucoes Automovel Globais SGPS SA	267,539	352,573
#	Sociedade de Investimento e Gestao SGPS SA	258,172	2,164,461
#	Sonae Industria SGPS SA	272,336	876,136
	Sonae SGPS SA	392,854	330,595
* #	Sonaecom SGPS SA	469,109	1,164,037
*	Sumol + Compal SA	67,967	122,135
#	Teixeira Duarte Engenharia e Construcoes SA	734,737	744,551
*	Toyota Caetano Portugal SA	53,308	366,766

TOTAL — PORTUGAL			18,472,602

SPAIN — (4.6%)
COMMON STOCKS — (4.6%)
	Abengoa SA	134,166	2,312,581
	Adolfo Dominguez SA	20,351	194,867
#	Amper SA	88,114	745,927
#	Antena 3 de Television SA	240,050	1,305,086
* #	Avanzit SA	555,254	648,453
* #	Azkoyen SA	70,532	306,127
	Banco de Andalucia SA	9,516	401,285
#	Banco Guipuzcoano SA	339,914	2,067,241
#	Banco Pastor SA	252,571	1,678,723
	Banco Popular Espanol SA	24	198
*	Baron de Ley SA	13,910	500,335
	Bolsas y Mercados Espanoles	120,319	3,361,216
	Campofrio Food Group SA	96,991	857,880
#	Cementos Portland Valderrivas SA	30,644	919,435
	Compania Vinicola del Norte de Espana SA	16,119	320,745
	Construcciones y Auxiliar de Ferrocarriles SA	7,283	2,646,233
* #	Corporacion Dermoestetica	65,100	367,066

20

	Duro Felguera SA	172,631	1,074,573
	Ebro Puleva SA	304,797	4,337,284
#	Elecnor SA	198,254	2,140,104
* #	Ercros SA	2,261,056	446,282
*	Estacionamientos Urbanos SA	4,200	—
	Faes Farma SA	455,399	2,204,768
* #	General de Alquiler de Maquinaria	32,241	184,851
#	Gestevision Telecinco SA	161,566	1,523,236
	Grupo Catalana Occidente SA	160,495	2,366,322
#	Grupo Empresarial Ence SA	358,144	1,248,140
	Iberia Lineas Aereas de Espana SA	1,381,661	2,579,315
	Iberpapel Gestion SA	25,850	280,974
* #	Inbesos SA	12,494	49,265
#	Indra Sistemas SA	46,045	910,689
	Inmobiliaria del Sur SA	2,902	61,391
* #	La Seda de Barcelona SA	1,923,682	956,743
*	Laboratorios Almirall SA	94,542	853,247
	Mecalux SA	38,470	566,155
	Miquel y Costas & Miquel SA	26,111	459,282
#	Natra SA	85,540	527,812
*	Natraceutical SA	725,142	525,183
#	NH Hoteles SA	252,650	1,199,362
	Nicolas Correa SA	26,994	86,121
	Obrascon Huarte Lain SA	130,017	1,747,739
#	Papeles y Cartones de Europa SA	193,369	772,404
	Pescanova SA	25,677	866,348
	Prim SA	39,424	306,522
* #	Promotora de Informaciones SA	303,496	827,987
	Prosegur Cia de Seguridad SA	87,574	2,500,875
*	Realia Business SA	98,662	285,418
#	Service Point Solutions SA	461,144	483,196
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	243,338
#	Sol Melia SA	206,682	1,017,178
*	Solaria Energia y Medio Ambiente SA	37,385	100,433
#	SOS Cuetara SA	294,272	1,677,847
* #	Tavex Algodonera SA	244,131	166,975
	Tecnicas Reunidas SA	12,462	439,431
*	Tecnocom Telecomunicaciones y Energia SA	132,841	652,244
#	Tubacex SA	427,191	1,206,391
	Tubos Reunidos SA	422,653	1,086,704
#	Unipapel SA	47,385	572,286
* #	Vertice Trescientos Sesenta Grados SA	57,183	64,022
	Vidrala SA	64,706	1,329,404
	Viscofan SA	183,430	3,405,501
#	Vocento SA	193,449	1,069,307
* #	Zeltia SA	556,824	2,902,941

TOTAL — SPAIN			66,938,988

SWEDEN — (4.0%)
COMMON STOCKS — (3.9%)
#	Aarhuskarlshamn AB	52,836	733,473

21

#	Acando AB	160,086	215,869
*	Active Biotech AB	83,850	620,595
	Addtech AB Series B	59,000	626,211
* #	AF AB Series B	47,200	710,355
	Aros Quality Group AB	41,400	152,105
	Atrium Ljungberg AB Series B	15,200	145,122
	Axfood AB	89,350	1,857,304
#	Axis Communications AB	174,894	1,524,125
	B&B Tools AB	77,850	715,755
*	BE Group AB	38,662	129,864
	Beiger Electronics AB	14,700	163,456
	Beijer Alma AB	57,200	548,782
*	Bergs Timber AB Series B	17,000	51,905
*	Bilia AB Series A	113,425	501,198
*	Billerud AB	163,300	777,351
	BioGaia AB Series B	38,000	280,484
	Biotage AB	141,240	87,067
*	Biovitrum AB	4,540	36,860
#	Boliden AB	300,950	1,891,388
	Bong Ljungdahl AB	24,800	51,748
*	Boras Waefveri AB Series B	13,400	8,396
#	Cantena AB	56,762	559,376
	Cardo AB	61,300	1,355,024
*	Carl Lamm Holding AB	37,870	172,785
	Castellum AB	408,700	2,577,366
#	Clas Ohlson AB Series B	18,065	209,067
* #	Cloetta AB	55,296	178,721
#	Concordia Maritime AB Series B	70,300	150,942
	Consilium AB Series B	16,994	62,529
* #	D. Carnegie & Co. AB	181,000	400,505
*	DORO AB	1,200	666
#	Elekta AB Series B	302,500	3,489,845
*	Enea Data AB Series B	56,200	181,165
#	Fabege AB	391,400	1,644,752
	Fagerhult AB	16,800	213,025
#	G & L Beijer AB Series B	27,400	581,102
* #	Gunnebo AB	106,800	336,083
#	Hakon Invest AB	33,194	319,314
*	Haldex AB	72,500	384,207
	Heba Fastighets AB Series B	43,500	268,012
#	Hemtex AB	5,700	18,501
*	Hexpol AB	8,172	30,977
*	HIQ International AB	123,289	376,460
	HL Display AB Series B	57,600	197,915
#	Hoganas AB Series B	85,800	996,875
#	Holmen AB Series B	29,401	648,445
* #	Home Properties AB	6,100	49,166
	Industrial & Financial Systems AB Series B	50,260	393,995
	Intrum Justitia AB	180,322	1,567,081
*	JM AB	267,473	1,832,724
	KappAhl Holding AB	93,099	348,142
	Klovern AB	294,976	646,909

22

#	Kungsleden AB	412,300	2,060,277
	Lagercrantz Group AB Series B	64,300	208,681
#	Lammhults Design Group AB	19,547	99,168
*	LBI International AB	127,651	225,616
	Lennart Wallenstam Byggnads AB Series B	120,400	1,315,789
*	Lindab International AB	54,077	469,089
#	Meda AB Series A	30,074	200,338
*	Medivir AB Series B	44,650	313,409
	Mekonomen AB	11,461	139,324
*	Midelfart Sonesson AB Series B	4,160	3,616
#	Modern Times Group AB Series B	50,559	1,367,768
* #	Munters AB	181,900	812,431
	NCC AB Series B	216,320	1,897,737
* #	Net Insight AB Series B	924,000	494,815
#	NIBE Industrier AB	192,620	1,562,760
	Nobia AB	421,100	1,610,069
#	Nolato AB Series B	66,440	340,210
	OEM International AB Series B	44,400	222,634
#	ORC Software AB	36,300	522,882
*	Pa Resources AB	357,209	990,834
*	Partnertech AB	28,800	92,663
	Peab AB Series B	425,900	1,784,744
#	Poolia AB Series B	33,150	131,600
*	Pricer AB Series B	1,711,500	115,854
	ProAct IT Group AB	29,000	169,837
* #	Proffice AB	215,400	332,840
	Profilgruppen AB	13,582	66,254
*	Q-Med AB	154,800	867,431
#	Rederi AB Transatlantic Series B	93,000	267,370
* #	Rezidor Hotel Group AB	51,396	98,178
* #	SAS AB	1,938,372	895,290
*	Scribona AB Series B	226,140	172,467
*	Semcon AB	39,900	90,193
	Sigma AB Series B	25,800	13,340
*	Sintercast AB	11,800	49,457
#	Skistar AB	92,100	939,428
#	Studsvik AB	21,900	160,343
	SWECO AB Series B	183,300	843,404
* #	Trelleborg AB Series B	292,855	1,195,637
	Uniflex AB Series B	3,630	28,030
	VBG AB Series B	1,084	8,694
	Vitrolife AB	41,500	128,094
#	Wihlborgs Fastigheter AB	63,858	802,387
TOTAL COMMON STOCKS			56,132,071

RIGHTS/WARRANTS — (0.1%)
* #	Hemtex AB Rights 05/13/09	5,700	3,401
* #	Trelleborg AB Rights 05/19/09	585,710	1,543,574
TOTAL RIGHTS/WARRANTS			1,546,975

TOTAL — SWEDEN			57,679,046

23

SWITZERLAND — (11.1%)
COMMON STOCKS — (11.0%)
	Acino Holding AG	8,398	1,248,241
*	Advanced Digital Broadcast Holdings SA	368	10,321
#	AFG Arbonia-Forster Holding AG	4,661	55,749
	Allreal Holding AG	26,513	2,796,715
*	Also Holding AG	16,195	408,673
*	Aryzta AG	265,691	7,695,303
*	Ascom Holding AG	89,822	791,592
*	Athis Holding AG(B64G0J4)	1,477	1,001,619
*	Athis Holding AG(B64G0P0)	2,754	384,863
#	Bachem Holdings AG	24,136	1,483,301
	Baloise-Holding AG	2,510	184,263
	Bank Coop AG	30,796	1,886,029
* #	Bank Sarasin & Cie AG Series B	172,644	4,115,494
#	Banque Cantonale de Geneve	4,021	724,841
#	Banque Cantonale du Jura	4,500	253,130
#	Banque Cantonale Vaudoise	8,999	3,070,862
#	Banque Privee Edmond de Rothschild SA	157	3,598,230
	Barry Callebaut AG	3,696	1,772,225
	Basellandschaftliche Kantonalbank	583	485,218
*	Basilea Pharmaceutica AG	2,629	183,462
	Basler Kantonalbank	3,114	312,891
	Belimo Holdings AG	1,830	1,331,334
	Bell Holding AG	47	55,731
	Bellevue Group AG	26,524	939,006
	Berner Kantonalbank AG	23,578	4,909,271
	Bobst Group AG	35,619	887,583
	Bossard Holding AG	8,222	326,037
	Bucher Industries AG	32,519	2,649,892
	Calida Holding AG	396	84,269
*	Card Guard AG	32,013	420,974
	Carlo Gavazzi Holding AG	1,065	88,055
	Centralschweizerische Kraftwerke AG	96	30,621
	Charles Voegele Holding AG	28,617	798,517
	Clariant AG	756,817	4,269,854
#	Compagnie Financiere Tradition	5,052	470,580
#	Conzzeta AG	1,375	1,682,089
* #	Cytos Biotechnology AG	2,412	27,093
	Daetwyler Holding AG	26,077	898,415
	Datacolor AG	458	80,362
	Edipresse SA	1,527	294,277
* #	EFG International AG	45,259	547,550
	Elektrizitaets-Gesellschaft Laufenberg AG	3,093	2,775,839
	ELMA Electronic AG	472	185,276
	Emmi AG	13,244	1,324,144
	EMS-Chemie Holding AG	26,147	1,980,830
	Energiedienst Holding AG	73,713	3,054,083
	Feintol International Holding AG	1,601	233,827
* #	Flughafen Zuerich AG	13,056	2,741,114
	Forbo Holding AG	5,817	969,022

24

	Fuchs Petrolub AG	19,235	985,892
#	Galenica Holding AG	15,281	4,398,803
	George Fisher AG	10,991	1,844,502
#	Gurit Holding AG	1,288	522,070
	Helvetia Holding AG	12,462	3,230,518
	Hexagon AB	81,720	626,495
	Implenia AG	48,118	1,087,668
	Industrieholding Cham AG	1,655	286,051
	Interroll-Holding SA	2,404	509,822
* #	Intershop Holding AG	3,345	879,360
	Jelmoli Holding AG	10,139	3,347,474
	Kaba Holding AG	10,381	1,997,445
*	Kardex AG	17,464	462,845
	Komax Holding AG	8,744	434,610
* #	Kudelski SA	103,843	1,484,076
	Kuoni Reisen Holding AG	13,201	3,814,112
	Lem Holdings SA	3,546	635,054
*	Logitech International SA	24,024	321,062
#	Luzerner Kantonalbank AG	17,855	3,908,266
	Medisize Holding AG	12,876	438,498
*	Metall Zug AG	202	350,365
	Metraux Services Holdings SA	1,853	133,667
	Mobilezone Holding AG	112,258	676,836
	Nobel Biocare Holding AG	163,678	3,336,774
	Orell Fuessli Holding AG	4,930	618,976
	Panalpina Welttransport Holding AG	5,945	323,838
*	Parco Industriale e Immobiliare SA	600	1,840
* #	Partners Group Holdings AG	12,146	1,061,247
*	Petroplus Holdings AG	95,907	1,639,102
	Phoenix Mecano AG	2,953	646,577
	PSP Swiss Property AG	141,111	6,632,416
#	Rieters Holdings AG	15,236	2,254,594
	Romande Energie Holding SA	2,732	4,900,669
*	Schaffner Holding AG	1,830	222,688
	Schulthess Group AG	14,148	667,114
	Schweiter Technology AG	4,072	1,372,024
	Schweizerische National-Versicherungs-Gesellschaft	1,827	791,957
	Siegfried Holding AG	8,312	452,799
	Sika AG	4,203	3,812,965
	Societa Elettrica Sopracenerina SA	2,340	538,248
	Societe Generale d’Affichage	5,703	582,821
* #	St. Galler Kantonalbank	8,951	3,167,337
	Straumann Holding AG	8,595	1,571,718
	Sulzer AG	29,261	1,590,349
	Swiss Prime Site AG	79,934	3,745,041
	Swisslog Holding AG	775,803	423,139
*	Swissmetal Holding AG	13,504	83,850
	Swissquote Group Holding SA	40,025	1,662,497
	Tamedia AG	14,878	698,957
#	Tecan Group AG	38,976	1,237,998
* #	Temenos Group AG	148,205	2,052,020
	Tornos SA	38,028	206,534

25

	Valiant Holding AG	33,293	5,855,039
#	Valora Holding AG	11,656	2,036,171
	Vaudoise Assurances Holdings SA	3,140	476,974
	Verwaltungs und Privat-Bank AG	562	44,043
	Villars Holding SA	150	59,469
#	Vontobel Holdings AG	94,743	2,102,703
	VZ Holding AG	266	10,403
* #	Walliser Kantonalbank	1,416	599,312
	WMH Walter Meier Holding AG	4,738	218,994
	Ypsomed Holdings AG	2,419	154,464
	Zehnder Holding AG	764	553,613
	Zueblin Immobilien Holding AG	76,620	277,533
#	Zuger Kantonalbank	613	2,093,619
TOTAL COMMON STOCKS			159,672,584

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,235	926,907

RIGHTS/WARRANTS — (0.0%)
* #	AFG Arbonia-Forster Holding AG Rights 04/29/09	36,912	194,044

TOTAL — SWITZERLAND			160,793,535

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $8,210,000 FNMA 5.00%, 08/25/18, valued at $7,605,280) to be repurchased at $7,492,040	$7,492	7,492,000

Shares
SECURITIES LENDING COLLATERAL — (21.5%)
§ @	DFA Short Term Investment Fund LP	308,178,592	308,178,592

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $1,682,152) to be repurchased at $1,649,177	$1,649	1,649,169
TOTAL SECURITIES LENDING COLLATERAL		309,827,761

TOTAL INVESTMENTS - (100.0%)
(Cost $1,720,446,174)		$1,445,472,355

See accompanying Notes to Financial Statements.

26

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
	Alto Palermo SA Series A	3,418	$4,194
	Banco Macro SA	2,516,626	2,789,396
*	BBVA Banco Frances SA	6,152	6,169
*	Capex SA Series A	108,079	47,917
*	Endesa Costanera SA Series B	76,100	51,412
	Gas Natural Ban SA	345,000	82,852
*	IRSA Inversiones y Representaciones SA	1	—
*	Juan Minetti SA	353,151	75,024
	Ledesma S.A.A.I.	242,632	186,971
*	MetroGas SA Series B	50,000	6,598
	Siderar S.A.I.C. Series A	649,191	1,439,110
*	Solvay Indupa S.A.I.C.	375,000	191,988

TOTAL — ARGENTINA			4,881,631

BRAZIL — (11.9%)
COMMON STOCKS — (5.5%)
	Brasil Telecom Participacoes SA	59,520	1,711,681
	Companhia de Bebidas das Americas	70,024	3,181,702
	Companhia Siderurgica Nacional SA	367,276	6,778,570
	CPFL Energia SA	1,935	29,348
#	Empresa Brasileira de Aeronautica SA ADR	130,800	2,121,576
	Itau Unibanco Banco Multiplio SA ADR	246,679	3,386,903
* #	Perdigao SA ADR	209,729	6,163,935
	Petroleo Brasilerio SA ADR (71654V101)	1,256,219	33,892,789
	Petroleo Brasilerio SA ADR (71654V408)	914,546	30,701,309
	Souza Cruz SA	95,874	2,041,037
	Tele Norte Leste Participacoes SA	59,254	1,117,433
	Tractebel Energia SA	140,100	1,154,619
	Vivo Participacoes SA	16,288	276,062
	Vivo Participacoes SA ADR	2,500	39,900
	Weg SA	278,866	1,782,286
TOTAL COMMON STOCKS			94,379,150

PREFERRED STOCKS — (6.4%)
	Aracruz Celulose SA Series B	102,635	123,315
	Banco Bradesco SA	1,309,241	16,268,693
	Brasil Telecom Participacoes SA	222,326	1,736,803
	Brasil Telecom Participacoes SA ADR	9,465	368,756
	Brasil Telecom SA	234,762	1,465,017
*	Braskem SA Preferred A Sponsored ADR	65,723	372,649

1

#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	85,300	2,754,337
	Companhia de Bebidas das Americas	83	4,666
	Companhia de Bebidas das Americas Preferred ADR	151,600	8,547,208
	Companhia Energetica de Minas Gerais SA	409,747	4,951,151
	Companhia Energetica de Minas Gerais SA Sponsored ADR	20,740	312,137
	Companhia Vale do Rio Doce Series A	1,412,691	19,838,791
	Companhia Vale do Rio Doce Series B	81,160	—
	Companhia Vale do Rio Doce Sponsored ADR	302,400	4,151,952
*	Empresa Nasional de Comercio Redito e Participacoes SA	480	3,125
	Gerdau SA	756,268	5,431,158
	Itau Unibanco Banco Multiplo SA	1,605,232	22,293,361
	Net Servicos de Comunicacao SA Preferred ADR	442,063	3,598,393
	Sadia SA ADR	185,826	1,059,208
	Tele Norte Leste Participacoes SA	180,034	2,822,708
	Tele Norte Leste Participacoes SA ADR	127,600	1,984,180
	Telecomunicacoes de Sao Paulo SA	193,700	4,234,242
	Telemar Norte Leste SA	37,912	952,585
	Ultrapar Participacoes SA Sponsored ADR	113,254	3,155,256
	Usinas Siderurgicas de Minas Gerais SA Series A	193,962	2,877,154
	Vivo Participacoes SA	134,958	2,170,228
*	Votorantim Celulose e Papel SA Sponsored ADR	19,979	174,617
TOTAL PREFERRED STOCKS			111,651,690

RIGHTS/WARRANTS — (0.0%)
*	Companhia de Bebidas das Americas Preferred Rights 05/29/09	1	3
*	Companhia de Bebidas das Americas Rights 05/29/09	220	1,894
TOTAL RIGHTS/WARRANTS			1,897

TOTAL — BRAZIL			206,032,737

CHILE — (2.4%)
COMMON STOCKS — (2.4%)
#	Banco de Chile Series F ADR	46,490	1,684,333
	Banco Santander Chile SA ADR	68,948	2,441,449
*	Colbun SA	1,731,270	340,749
	Compania Cervecerias Unidas SA ADR	59,446	1,759,007
	Embotelladora Andina SA Series A ADR	26,368	339,620
	Embotelladora Andina SA Series B ADR	41,933	645,768
#	Empresa Nacional de Electricidad SA Sponsored ADR	244,663	9,382,826
	Empresas Copec SA	20,500	205,088
	Enersis SA Sponsored ADR	939,367	14,081,111
	Lan Airlines SA Sponsored ADR	278,595	2,526,857
	Masisa SA	165,507	17,354
#	Sociedad Quimica y Minera de Chile SA Sponsored ADR	211,517	6,664,901
	Vina Concha Y Toro SA Sponsored ADR	28,665	947,378

TOTAL — CHILE			41,036,441

CHINA — (9.9%)
COMMON STOCKS — (9.9%)
#	Aluminum Corp. of China, Ltd. ADR	16,100	309,603

2

*	Anhui Conch Cement Co., Ltd.	48,000	318,165
#	Bank of China, Ltd.	56,691,000	21,019,633
#	Bank of Communications Co., Ltd.	1,206,000	971,478
#	Beijing Capital International Airport Co., Ltd.	7,102,000	4,484,990
	Beijing Enterprises Holdings, Ltd.	50,000	218,195
#	Belle International Holdings, Ltd.	1,948,000	1,496,569
* #	Byd Co., Ltd.	395,886	1,032,405
*	China Citic Bank	740,000	336,032
	China Construction Bank Corp.	4,007,000	2,318,433
*	China High Speed Transmission Equipment Group Co., Ltd.	523,000	934,388
#	China Life Insurance Co., Ltd. ADR	222,627	11,788,100
	China Merchants Bank Co., Ltd.	829,500	1,484,203
	China Mobile, Ltd. Sponsored ADR	686,797	29,642,158
	China Overseas Land & Investment, Ltd.	1,550,000	2,687,818
#	China Petroleum and Chemical Corp. (Sinopec) ADR	41,800	3,243,680
#	China Power International Development, Ltd.	1,522,000	342,258
	China Resources Enterprise, Ltd.	5,317,000	9,363,807
	China Resources Land, Ltd.	748,000	1,337,772
	China Resources Power Holdings Co., Ltd.	920,000	2,061,595
*	China Shenhua Energy Co., Ltd.	786,000	2,188,134
*	China Southern Airlines Co., Ltd. ADR	4,600	53,728
#	China Telecom Corp., Ltd. ADR	9,900	488,763
	China Travel International Investment Hong Kong, Ltd.	3,568,000	622,783
	China Unicom Hong Kong, Ltd. ADR	72,400	837,668
	Citic Pacific, Ltd.	8,900,000	12,971,768
* #	CITIC Resources Holdings, Ltd.	3,416,000	474,228
	CNOOC, Ltd.	45,000	50,177
	CNOOC, Ltd. ADR	67,956	7,566,901
*	Country Garden Holdings Co.	2,232,000	728,019
#	Dalian Port (PDA) Co., Ltd.	1,070,000	372,138
#	FU JI Food & Catering Services	289,000	152,666
	Global Bio-Chem Technology Group Co., Ltd.	2,008,000	267,457
	Guangshen Railway Co., Ltd. Sponsored ADR	1,400	31,290
	Harbin Power Equipment Co., Ltd.	846,000	632,873
	HKC (Holdings), Ltd.	4,797,213	349,020
#	Hopson Development Holdings, Ltd.	762,000	582,544
#	Huadian Power International Corp.	694,000	167,394
#	Industrial & Commercial Bank of China, Ltd.	34,093,000	19,481,870
	Jiangsu Express Co., Ltd.	764,000	538,523
#	Li Ning Co., Ltd.	435,500	891,234
	PetroChina Co., Ltd. ADR	88,700	7,708,917
#	Ping An Insurance (Group) Co. of China, Ltd.	248,500	1,531,943
*	Semiconductor Manufacturing International Corp. ADR	255,943	501,648
#	Shenzhen Expressway Co., Ltd.	744,000	280,450
	Shenzhen International Holdings, Ltd.	9,087,500	453,424
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	40,380
	Sinotrans, Ltd.	1,726,000	317,721
* #	Tencent Holdings, Ltd.	700,600	6,259,642
#	Tingyi (Cayman Islands) Holding Corp.	1,072,000	1,301,585
	TPV Technology, Ltd.	1,722,000	568,810
*	Travelsky Technology, Ltd.	689,000	362,139
	Zijin Mining Group Co., Ltd.	360,000	275,267

3

#	ZTE Corp.	1,910,688	6,417,270
	TOTAL COMMON STOCKS		170,859,656

	RIGHTS/WARRANTS — (0.0%)
*	HKC (Holdings), Ltd. Warrants 11/26/11	479,721	10,523
*	Hong Kong Energy Holdings, Ltd. Warrants 11/26/11	33,312	559
	TOTAL RIGHTS/WARRANTS		11,082

	TOTAL — CHINA		170,870,738

	CZECH REPUBLIC — (1.2%)
	COMMON STOCKS — (1.2%)
	CEZ A.S.	301,862	12,402,657
#	Komercni Banka A.S.	14,663	1,963,122
	Telefonica 02 Czech Republic A.S.	326,466	6,949,387

	TOTAL — CZECH REPUBLIC		21,315,166

	HUNGARY — (1.4%)
	COMMON STOCKS — (1.4%)
*	ELMU NYRT	185	21,462
	Magyar Telekom Telecommunications P.L.C.	665,618	1,548,611
#	MOL Hungarian Oil & Gas NYRT	100,838	4,804,367
* #	OTP Bank NYRT	669,946	8,628,737
	Richter Gedeon NYRT	63,817	8,332,260
	Tisza Chemical Group NYRT	59,621	549,702

	TOTAL — HUNGARY		23,885,139

	INDIA — (10.6%)
	COMMON STOCKS — (10.6%)
	ACC, Ltd.	43,053	564,157
	Adani Enterprises, Ltd.	51,000	433,272
	Aditya Birla Nuvo, Ltd.	5,819	62,038
	Ambuja Cements, Ltd.	1,162,146	1,893,137
	Asea Brown Boveri India, Ltd.	97,291	955,470
	Asian Paints, Ltd.	75,936	1,357,346
	Aventis Pharma, Ltd.	3,628	68,545
	Axis Bank, Ltd.	349,044	3,900,416
	Bajaj Auto, Ltd.	98,754	1,255,955
	Bajaj Finserv, Ltd.	59,835	263,834
	Bajaj Holdings and Investment, Ltd.	37,300	256,877
	Bharat Electronics, Ltd.	7,300	139,952
*	Bharti Airtel, Ltd.	191,000	2,879,728
	Cadila Healthcare, Ltd.	43,070	264,726
	Cipla, Ltd.	752,827	3,648,970
	Colgate-Palmolive (India), Ltd.	84,376	808,681
	Crompton Greaves, Ltd.	184,828	599,758
	Cummins India, Ltd.	107,892	441,519
	Dabur India, Ltd.	308,253	641,355
	Divi’s Laboratories, Ltd.	31,510	542,323
	Dr. Reddy’s Laboratories, Ltd.	174,080	1,912,749

4

	Dr. Reddy’s Laboratories, Ltd. ADR	83,498	914,303
	EIH, Ltd.	165,150	374,122
	Exide Industries, Ltd.	202,666	212,691
	GAIL India, Ltd.	57,000	294,111
	GAIL India, Ltd. Sponsored GDR	28,791	885,395
	GlaxoSmithKline Pharmaceuticals, Ltd.	59,367	1,395,996
*	Glenmark Pharmaceuticals, Ltd.	140,860	513,337
	Godrej Consumer Products, Ltd.	109,632	300,298
*	Grasim Industries, Ltd.	6,300	224,299
	HCL Technologies, Ltd.	311,688	818,348
*	HDFC Bank, Ltd.	386,733	8,576,762
*	HDFC Bank, Ltd. ADR	44,016	3,258,064
	Hero Honda Motors, Ltd. Series B	219,870	5,236,824
	Hindustan Unilever, Ltd.	1,921,894	9,041,934
	ICICI Bank, Ltd. Sponsored ADR	51,526	1,062,981
	Infosys Technologies, Ltd.	657,429	19,965,037
*	Infosys Technologies, Ltd. Sponsored ADR	233,496	7,194,012
	Infrastructure Development Finance Co., Ltd.	1,931	2,985
	ITC, Ltd.	2,007,345	7,620,885
	Jindal Steel & Power, Ltd.	104,510	3,431,450
	JSW Steel, Ltd.	106,526	724,441
	Jubilant Organosys, Ltd.	66,060	155,754
	Larsen & Toubro, Ltd.	433,176	7,686,285
	Lupin, Ltd.	53,780	775,287
	Mahanagar Telephone Nigam, Ltd.	130,940	190,456
	Mahindra & Mahindra, Ltd.	254,183	2,486,357
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	837,016
	Maruti Suzuki India, Ltd.	129,741	2,134,621
*	Matrix Laboratories, Ltd.	3,511	10,608
	Motor Industries Co., Ltd.	22,318	1,348,719
	Nirma, Ltd.	66,235	158,429
*	Oracle Financial Services Software, Ltd.	14,000	249,220
	Pantaloon Retail India, Ltd.	9,760	37,145
*	Pantaloon Retail India, Ltd.- Class B	976	2,512
	Petronet LNG, Ltd.	97,953	101,732
	Piramal Healthcare, Ltd.	76,008	353,448
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	180,633
	Ranbaxy Laboratories, Ltd.	221,915	743,745
	Reliance Capital, Ltd.	101,317	1,072,479
	Reliance Communications, Ltd.	1,071,955	4,657,688
	Reliance Energy, Ltd.	191,590	2,690,792
	Reliance Industries, Ltd.	1,030,847	37,474,495
*	Reliance Natural Resources, Ltd.	1,099,793	1,253,142
	Satyam Computer Services, Ltd.	772,898	724,494
	Sesa Goa, Ltd.	534,990	1,204,814
	Shree Cement, Ltd.	2,872	44,936
	Shriram Transport Finance Co., Ltd.	2,300	10,272
	Siemens India, Ltd.	153,743	956,632
	Sterling Biotech, Ltd.	68,760	185,576
	Sterlite Industries (India), Ltd. Series A	431,495	3,593,707
	Sun Pharmaceuticals Industries, Ltd.	146,188	3,759,522
	Sun TV Network, Ltd.	25,000	93,629

5

	Tata Chemicals, Ltd.	106,220	366,164
	Tata Consultancy Services, Ltd.	378,487	4,733,993
	Tata Power Co., Ltd.	144,515	2,599,679
	Tata Tea, Ltd.	8,903	121,198
	Tech Mahindra, Ltd.	6,379	42,245
	Titan Industries, Ltd.	7,547	113,740
	United Phosphorus, Ltd.	69,388	159,625
	United Spirits, Ltd.	21,912	313,586
	Videsh Sanchar Nigam, Ltd.	105,825	1,176,164
	Wipro, Ltd.	440,456	2,916,793
	Zee Entertainment Enterprises, Ltd.	402,083	917,121
*	Zydus Wellness, Ltd.	11,485	16,160
TOTAL COMMON STOCKS			183,589,696

PREFERRED STOCKS — (0.0%)
	Tata Steel, Ltd.	533,337	414,201

TOTAL — INDIA			184,003,897

INDONESIA — (2.4%)
COMMON STOCKS — (2.4%)
	PT Aneka Tambang Tbk	2,782,000	371,641
	PT Astra International Tbk	9,952,561	16,769,263
*	PT Bakrie & Brothers Tbk	21,200,000	169,151
	PT Bank Central Asia Tbk	9,187,000	2,879,961
	PT Bank Danamon Indonesia Tbk	2,719,740	794,952
*	PT Bank Pan Indonesia Tbk	11,505,500	656,687
	PT Bumi Resources Tbk	15,481,000	2,129,075
*	PT Holcim Indonesia Tbk	4,922,500	322,708
	PT Indocement Tunggal Prakarsa Tbk	815,500	447,073
	PT Indosat Tbk	2,332,000	1,222,301
	PT Kalbe Farma Tbk	3,591,000	303,019
*	PT Lippo Karawaci Tbk	26,855,750	2,043,729
*	PT Panasia Indosyntec Tbk	75,100	2,838
	PT Semen Gresik Tbk	2,976,500	1,140,952
	PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	233,865
	PT Telekomunikasi Indonesia Tbk	14,011,140	10,180,277
	PT Unilever Indonesia Tbk	3,430,000	2,500,901

TOTAL — INDONESIA			42,168,393

ISRAEL — (4.1%)
COMMON STOCKS — (4.1%)
*	Bank Hapoalim B.M.	2,669,942	6,081,276
	Bank Leumi Le-Israel B.M.	3,430,545	8,574,876
	Bezeq Israeli Telecommunication Corp., Ltd.	2,044,881	3,220,036
	Clal Industries, Ltd.	23,420	66,672
*	Clal Insurance Enterprise Holdings, Ltd.	1,996	23,189
	Discount Investment Corp.	32,858	457,681
	Elbit Systems, Ltd.	47,891	2,421,779
	IDB Holding Corp., Ltd.	1	7

6

	Israel Chemicals, Ltd.	780,753	6,422,886
*	Koor Industries, Ltd.	1	12
	Makhteshim-Agan Industries, Ltd.	507,986	2,236,290
*	Migdal Insurance & Financial, Ltd. Holdings	261,456	288,960
	Mizrahi Tefahot Bank, Ltd.	267,447	1,479,914
	Osem Investment, Ltd.	33,174	335,866
	Partner Communications Co., Ltd.	115,542	1,899,264
	Strauss Group, Ltd.	6,896	64,233
#	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	866,245	38,019,493

TOTAL — ISRAEL			71,592,434

MALAYSIA — (4.7%)
COMMON STOCKS — (4.7%)
	Affin Holdings Berhad	312,600	149,562
	AMMB Holdings Berhad	874,959	767,916
	Asiatic Development Berhad	276,600	379,312
*	Axiata Group Berhad	4,359,375	2,684,982
	Batu Kawan Berhad	15,000	34,279
	Berjaya Sports Toto Berhad	749,900	1,034,444
	Boustead Holdings Berhad	113,900	113,577
	British American Tobacco Malaysia Berhad	239,100	2,984,967
	Bumiputra-Commerce Holdings Berhad	3,095,227	6,969,192
	Digi.Com Berhad	495,162	3,099,934
	EON Capital Berhad	175,500	175,900
	Fraser & Neave Holdings Berhad	61,000	148,903
	Gamuda Berhad	398,800	267,416
	Genting Berhad	3,086,500	4,034,141
	Hong Leong Bank Berhad	820,150	1,321,946
	Hong Leong Financial Group Berhad	548,429	768,897
	IJM Corp. Berhad	79,000	110,497
	IOI Corp. Berhad	5,328,755	6,387,012
	KLCC Property Holdings Berhad	778,600	694,589
	Kuala Lumpur Kepong Berhad	814,200	2,643,960
	Lafarge Malayan Cement Berhad	259,580	328,581
	Malayan Banking Berhad	780,353	947,034
	Malaysian Airlines System Berhad	599,367	527,162
	Malaysian Pacific Industries Berhad	152,900	206,899
	MISC Berhad	2,124,832	5,266,636
	MMC Corp. Berhad	1,503,800	736,414
	Nestle (Malaysia) Berhad	217,200	1,814,603
	Oriental Holdings Berhad	241,300	323,605
	Parkson Holdings Berhad	182,650	212,357
	Petronas Dagangan Berhad	445,100	986,978
	Petronas Gas Berhad	886,800	2,338,483
	Plus Expressways Berhad	2,589,600	2,398,472
	PPB Group Berhad	889,100	2,640,807
	Public Bank Berhad (B012W42)	44,291	103,642
	Public Bank Berhad (B012W53)	1,550,201	3,735,290
	Resorts World Berhad	4,928,500	3,334,554
	RHB Capital Berhad	525,900	606,544
	Sarawak Energy Berhad	430,200	242,550

7

	Shell Refining Co. Federation of Malaysia Berhad	227,000	627,584
	Sime Darby Berhad	3,457,620	6,384,640
	SP Setia Berhad	971,150	961,994
	Star Publications (Malaysia) Berhad	485,600	433,525
	Telekom Malaysia Berhad	1,816,400	1,944,705
	Tenaga Nasional Berhad	2,121,000	4,361,169
*	UEM Land Holdings Berhad	700,625	207,355
	UMW Holdings Berhad	729,066	1,164,829
	YTL Corp. Berhad	1,420,966	2,828,022
	YTL Power International Berhad	283,040	164,292

TOTAL — MALAYSIA			80,600,152

MEXICO — (6.6%)
COMMON STOCKS — (6.6%)
#	America Movil S.A.B. de C.V. Series L	17,737,259	28,983,961
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,166,771	4,182,493
	Cementos de Mexico S.A.B de C.V. Series B	257,500	190,243
	Coca-Cola Femsa S.A.B. de C.V. Series L	517,300	2,040,199
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	12,006
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	527
	Corporativo Fragua S.A.B. de C.V. Series B	21	122
*	Dine S.A.B. de C.V.	116,965	50,663
	El Puerto de Liverpool S.A.B. de C.V. Series C1	316,000	915,544
	Embotelladora Arca S.A.B. de C.V.	385,803	869,077
* #	Empresas ICA S.A.B. de C.V.	50	91
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	5,967,811
*	Gruma S.A.B. de C.V. ADR	82,911	195,670
	Grupo Carso S.A.B. de C.V. Series A-1	990,932	2,568,126
#	Grupo Elektra S.A. de C.V.	117,475	4,960,566
	Grupo Financiero Banorte S.A.B. de C.V.	2,827,109	4,361,685
#	Grupo Financiero Inbursa S.A.B. de C.V. Series O	1,754,664	4,702,489
*	Grupo Gigante S.A.B. de C.V. Series B	62,282	58,646
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	626,600	2,813,936
	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	124,402
*	Grupo Kuo S.A.B. de C.V. Series B	68	27
	Grupo Mexico S.A.B. de C.V. Series B	8,890,162	6,890,101
* #	Grupo Modelo S.A.B. de C.V. Series C	924,700	2,695,869
*	Grupo Nutrisa S.A. de C.V.	129	152
*	Grupo Qumma S.A. de C.V. Series B	1,591	21
#	Grupo Televisa S.A. de C.V.	1,704,800	5,276,409
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	2,945,976	2,389,898
#	Industrias Penoles S.A.B. de C.V.	194,550	2,113,755
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	690,100	2,516,770
* #	Organizacion Soriana S.A.B. de C.V. Series B	2,134,000	3,794,705
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	3,247
*	Savia S.A. de C.V.	120,000	6,953
	Telefonos de Mexico S.A. de C.V. Series A	200,000	160,365
#	Telefonos de Mexico S.A.B. de C.V.	9,705,800	7,768,296
	Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	102,854
#	Telmex Internacional S.A.B. de C.V. (B39SR26)	9,705,800	5,061,695

8

	Telmex Internacional S.A.B. de C.V. ADR	30,200	313,476
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	4,372,680	11,877,118

	TOTAL — MEXICO		113,969,968

	PHILIPPINES — (0.6%)
	COMMON STOCKS — (0.6%)
	Aboitiz Equity Ventures, Inc.	2,955,000	353,950
	Ayala Corp. Series A	313,453	1,428,718
	Ayala Land, Inc.	9,214,518	1,216,536
	Banco de Oro Unibank, Inc.	1,292,908	800,822
	Bank of the Philippine Islands	2,320,456	1,889,314
*	Filipina Water Bottling Corp.	2,006,957	—
	Metro Bank & Trust Co.	257,100	158,984
	Philippine Long Distance Telephone Co.	100,210	4,547,320
	Pilipino Telephone Corp.	876,000	154,376
	Robinson’s Land Corp. Series B	183,100	20,777
	SM Prime Holdings, Inc.	508,168	88,057
	Universal Robina Corp.	1,562,200	232,506

	TOTAL — PHILIPPINES		10,891,360

	POLAND — (1.2%)
	COMMON STOCKS — (1.2%)
	Asseco Poland SA	9,607	150,899
	Bank Pekao SA	163,030	5,838,031
*	Bank Przemyslowo Handlowy BPH SA	2,029	20,703
*	Bank Zackodni WBK SA	37,228	977,761
*	Browary Zywiec SA	13,634	2,416,369
	Kredyt Bank SA	88,259	155,013
*	Mondi Packaging Paper Swiecie SA	26,883	419,018
*	PBG SA	2,814	172,210
	Polski Koncern Naftowy Orlen SA	267,237	2,101,529
	Polskie Gornictwo Naftowe I Gazownictwo SA	407,772	466,422
	Powszechna Kasa Oszczednosci Bank Polski SA	176,070	1,400,223
	Telekomunikacja Polska SA	1,112,400	5,843,949
	TVN SA	35,681	102,561

	TOTAL — POLAND		20,064,688

	SINGAPORE — (0.0%)
	COMMON STOCKS — (0.0%)
* #	Genting International P.L.C.	560,350	229,333

	SOUTH AFRICA — (7.8%)
	COMMON STOCKS — (7.8%)
	ABSA Group, Ltd.	362,514	4,180,782
*	Adcock Ingram Holdings, Ltd.	5,100	25,185
	African Bank Investments, Ltd.	142,826	452,558
	African Rainbow Minerals, Ltd.	366,396	4,950,177

9

	Anglo American Platinum Corp., Ltd.	114,526	6,126,407
	AngloGold Ashanti, Ltd. Sponsored ADR	66,239	2,040,161
	ArcelorMittal South Africa, Ltd.	367,638	3,426,443
	Barloworld, Ltd.	4,883	20,652
	Bidvest Group, Ltd.	182,111	1,925,302
	Data Tec, Ltd.	10,700	21,065
	Discovery Holdings, Ltd.	391,199	1,134,871
	Exxaro Resources, Ltd.	83,898	615,084
	FirstRand, Ltd.	254,382	388,565
	Freeworld Coatings, Ltd.	117,583	79,927
	Gold Fields, Ltd. Sponsored ADR	390,181	4,057,882
* #	Harmony Gold Mining Co., Ltd.	387,997	3,612,025
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	389,769	3,632,647
	Impala Platinum Holdings, Ltd.	418,504	7,996,371
	Kumba Iron Ore, Ltd.	15,092	287,783
	Liberty Holdings, Ltd.	209,134	1,430,584
	Massmart Holdings, Ltd.	124,452	1,074,363
	MTN Group, Ltd.	1,626,187	21,113,094
	Naspers, Ltd. Series N	190,983	3,891,974
#	Nedbank Group, Ltd.	54,403	554,871
	Network Healthcare Holdings, Ltd.	332,196	364,303
	Pick’n Pay Stores, Ltd.	288,558	1,034,963
	Pretoria Portland Cement Co., Ltd.	753,899	2,893,699
	PSG Group, Ltd.	189,027	352,539
	Sanlam, Ltd.	779,118	1,454,139
	Sasol, Ltd. Sponsored ADR	1,270,370	38,250,841
	Shoprite Holdings, Ltd.	596,920	3,576,148
	Standard Bank Group, Ltd.	606,734	5,862,391
	Steinhoff International Holdings, Ltd.	694,492	832,357
*	Super Group, Ltd.	513,680	37,362
	Telkom South Africa, Ltd.	521,362	6,569,050
	Tiger Brands, Ltd.	76,245	1,184,440

TOTAL — SOUTH AFRICA			135,451,005

SOUTH KOREA — (11.9%)
COMMON STOCKS — (11.9%)
	Amorepacific Corp.	3,527	1,882,985
	Cheil Industrial, Inc.	20,690	742,856
#	Daewoo Engineering & Construction Co., Ltd.	218,088	1,912,664
	Daewoo International Corp.	47,246	1,113,489
*	Daewoo Securities Co., Ltd.	103,195	1,686,918
#	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	2,530,307
#	Doosan Heavy Industries & Construction Co., Ltd.	14,950	975,273
#	Doosan Infracore Co., Ltd.	82,000	1,151,831
#	Glovis Co., Ltd.	6,360	323,081
	GS Engineering & Construction Corp.	27,320	1,433,069
	GS Holdings Corp.	42,945	1,030,076
	Hana Financial Group, Inc.	112,261	1,933,578
	Hankook Tire Manufacturing Co., Ltd.	84,420	1,006,589
	Hite Brewery Co., Ltd.	6,098	870,060
	Hyundai Development Co.	33,870	1,054,773

10

#	Hyundai Heavy Industries Co., Ltd.	49,890	8,944,850
#	Hyundai Merchant Marine Co., Ltd.	24,600	511,600
	Hyundai Mobis	53,070	4,072,712
#	Hyundai Motor Co., Ltd.	95,919	5,125,427
	Hyundai Steel Co.	58,560	2,472,339
	Kangwon Land, Inc.	150,410	1,831,971
*	KB Financial Group, Inc.	139,085	4,312,442
	KCC Corp.	7,410	2,055,369
* #	Kia Motors Corp.	225,130	1,973,037
*	Korea Electric Power Corp.	295,290	6,378,505
	Korea Exchange Bank	200,200	1,140,620
	Korea Gas Corp.	35,793	1,193,263
	KT Corp.	195,930	5,697,062
*	KT Freetel, Ltd.	47,030	971,527
	KT&G Corp.	103,590	5,711,042
#	LG Chemical, Ltd.	32,392	3,576,481
#	LG Corp.	129,413	5,728,633
#	LG Electronics, Inc.	88,910	7,345,038
* #	LG Hausys, Ltd.	4,382	392,775
#	LG Household & Healthcare Co., Ltd.	5,120	704,436
	Lotte Confectionary Co., Ltd.	315	253,600
#	Macquarie Korea Infrastructure Fund	75,002	276,783
#	POSCO	46,060	14,203,999
	S1 Corp.	3,130	114,705
	Samsung Card Co., Ltd.	23,720	708,292
	Samsung Corp.	100,930	3,480,556
	Samsung Electro-Mechanics Co., Ltd.	37,767	1,519,007
	Samsung Electronics Co., Ltd.	97,139	44,854,627
#	Samsung Electronics Co., Ltd. ADR	49,372	11,390,579
	Samsung Fire and Marine Insurance, Ltd.	35,022	4,778,563
#	Samsung Heavy Industries Co., Ltd.	126,000	2,990,981
	Samsung SDI Co., Ltd.	20,352	1,460,675
* #	Samsung Securities Co., Ltd.	33,780	1,732,038
*	Shinhan Financial Group Co., Ltd.	218,686	5,410,286
	Shinhan Financial Group Co., Ltd. ADR	16,770	827,599
#	Shinsegae Co., Ltd.	12,596	4,492,907
	SK Co., Ltd.	21,194	1,960,466
	SK Energy Co., Ltd.	51,889	4,068,003
	SK Telecom Co., Ltd.	56,085	7,995,284
#	S-Oil Corp.	47,310	2,208,036
	Woongjin Coway Co., Ltd.	13,260	331,192
*	Woori Investment & Securities Co., Ltd.	67,386	943,073
	Yuhan Corp.	776	119,959

TOTAL — SOUTH KOREA			205,907,888

TAIWAN — (10.3%)
COMMON STOCKS — (10.3%)
	Acer, Inc.	2,774,494	5,302,801
	Advanced Semiconductor Engineering, Inc.	2,990,899	1,660,444
	Advantech Co., Ltd.	73,244	115,282
	Asia Cement Corp.	2,380,693	2,451,277

11

	Asustek Computer, Inc.	2,962,281	3,931,227
	AU Optronics Corp.	1,294,052	1,376,722
	AU Optronics Corp. Sponsored ADR	120,870	1,311,440
	Catcher Co., Ltd.	140,027	352,237
	Cathay Financial Holdings Co., Ltd.	2,551,761	2,855,615
	Chang Hwa Commercial Bank	1,869,000	752,811
	Cheng Shin Rubber Industry Co., Ltd.	980,718	1,474,795
	Cheng Uei Precision Industry Co., Ltd.	228,659	318,218
	Chi Mei Optoelectronic Corp.	1,481,000	736,662
	Chicony Electronics Co., Ltd.	190,000	310,351
	China Development Financial Holding Corp.	3,970,000	1,012,399
	China Steel Corp.	8,387,027	6,489,008
	Chinatrust Financial Holdings Co., Ltd.	501,000	228,996
	Chungwa Picture Tubes Co., Ltd.	2,528,000	421,163
	Clevo Co.	449,000	514,263
	Compal Electronics, Inc.	3,689,927	3,129,200
	Delta Electronics Industrial Co., Ltd.	1,776,830	3,878,642
	E.Sun Financial Holding Co., Ltd.	1,093,000	293,866
	Epistar Corp.	224,000	440,899
	Eternal Chemical Co., Ltd.	252,000	181,067
	Evergreen International Storage & Transport Corp.	357,000	241,803
	Evergreen Marine Corp., Ltd.	481,869	240,174
	Everlight Electronics Co., Ltd.	146,000	308,158
	Far East Textile, Ltd.	4,207,850	3,925,753
	Feng Hsin Iron & Steel Co., Ltd.	170,000	208,600
	First Financial Holding Co., Ltd.	5,083,487	2,685,086
	Formosa Chemicals & Fiber Co., Ltd.	4,610,141	7,326,463
	Formosa International Hotels Corp.	32,000	364,972
	Formosa Plastics Corp.	4,721,167	8,318,334
	Formosa Taffeta Co., Ltd.	605,000	388,831
	Foxconn Technology Co., Ltd.	600,694	1,651,841
	Fubon Financial Holding Co., Ltd.	5,940,052	4,604,249
	Giant Manufacture Co., Ltd.	168,000	397,067
	Hon Hai Precision Industry Co., Ltd.	3,991,458	11,523,487
	Hotai Motor Co., Ltd.	387,000	670,643
	HTC Corp.	502,095	6,799,195
	Hua Nan Financial Holding Co., Ltd.	5,559,124	3,152,173
	Innolux Display Corp.	1,698,000	1,872,535
	Inventec Corp.	1,575,202	788,011
	Lee Chang Yung Chemical Industry Corp.	291,000	252,725
	Lite-On Technology Corp.	504,000	403,350
	Macronix International Co., Ltd.	1,726,335	718,652
	Media Tek, Inc.	734,059	7,634,267
	Mega Financial Holding Co., Ltd.	4,537,000	1,833,927
	Mitac International Corp.	209,288	96,732
	Nan Ya Plastic Corp.	6,878,218	9,100,600
*	Nan Ya Printed Circuit Board Corp.	197,000	551,061
	Pou Chen Corp.	1,911,754	1,134,851
	President Chain Store Corp.	776,260	1,869,091
	Shihlin Electric & Engineering Corp.	235,000	234,862
	Shin Kong Financial Holding Co., Ltd.	1,752,619	565,898
	Siliconware Precision Industries Co., Ltd.	2,347,324	3,044,715

12

SinoPac Holdings Co., Ltd.	2,671,000	701,033
Synnex Technology International Corp.	843,364	1,223,601
Taishin Financial Holdings Co., Ltd.	1,449,000	326,656
* Taiwan Business Bank	921,000	208,087
Taiwan Cement Corp.	2,415,895	2,308,118
Taiwan Cooperative Bank	2,997,634	1,621,143
Taiwan Glass Industrial Corp.	1,271,068	905,984
Taiwan Secom Co., Ltd.	150,000	226,144
Taiwan Semiconductor Manufacturing Co., Ltd.	22,275,436	37,695,426
* Tatung Co., Ltd.	1,058,000	282,301
Ton Yi Industrial Corp.	220,000	82,890
Transcend Information, Inc.	125,000	342,273
TSRC Corp.	368,000	421,340
U-Ming Marine Transport Corp.	648,860	1,170,154
Uni-President Enterprises Corp.	3,348,991	3,362,927
United Microelectronics Corp.	5,956,000	2,249,596
Walsin Lihwa Corp.	2,278,539	585,241
Wan Hai Lines Co., Ltd.	543,209	248,670
Wistron Corp.	1,139,690	1,441,490
Yang Ming Marine Transport Corp.	341,131	120,426
Yuanta Financial Holding Co., Ltd.	1,945,885	1,138,017

TOTAL — TAIWAN		179,109,008

THAILAND — (1.2%)
COMMON STOCKS — (1.2%)
Advance Info Service PCL (Foreign)	1,541,800	3,473,802
Bangkok Dusit Medical Services PCL (Foreign)	586,600	329,168
Bank of Ayudhya PCL (Foreign) NVDR	2,590,200	836,851
Banpu PCL (Foreign)	115,100	929,673
BEC World PCL (Foreign)	1,097,600	615,913
Bumrungrad Hospital PCL (Foreign)	297,000	197,804
C.P. ALL PCL (Foreign)	2,436,200	863,044
Charoen Pokphand Foods PCL (Foreign)	4,181,300	393,422
Delta Electronics (Thailand) PCL (Foreign)	622,510	209,944
Kasikornbank PCL (Foreign)	1,612,200	2,558,685
Krung Thai Bank PCL (Foreign)	10,100,370	1,517,131
Padaeng Industry PCL (Foreign) NVDR	550,900	209,212
PTT Aromatics & Refining PCL (Foreign)	1,287,137	525,288
PTT Chemical PCL (Foreign)	2,161,860	2,573,278
PTT Exploration & Production PCL (Foreign)	279,500	819,845
Ratchaburi Electricity Generating Holding PCL (Foreign)	864,300	930,803
Siam City Bank PCL (Foreign)	833,100	234,925
Siam City Cement PCL (Foreign)	171,113	695,897
Siam Commercial Bank PCL (Foreign)	1,001,366	1,709,857
Siam Makro PCL (Foreign)	112,500	219,197
Thai Union Frozen Products PCL (Foreign)	534,820	333,457
The Siam Cement PCL (Foreign)	117,100	404,880

TOTAL — THAILAND		20,582,076

13

TURKEY — (1.8%)
COMMON STOCKS — (1.8%)
	Akbank T.A.S.	1,190,899	4,600,178
	Aksigorta A.S.	463,584	930,776
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	385,869	2,729,939
	Aygaz A.S.	1	1
	BIM BirlesikMagazalar A.S.	14,275	389,933
*	Dogan Sirketler Grubu Holding A.S.	2,048,598	822,348
*	Dogan Yayin Holding A.S.	2	1
	Enka Insaat ve Sanayi A.S.	257,074	1,093,980
	Eregli Demir ve Celik Fabrikalari Turk A.S.	775,239	1,880,890
	Ford Otomotiv Sanayi A.S.	114,792	384,041
*	Koc Holding A.S. Series B	985,150	1,798,081
	Tofas Turk Otomobil Fabrikasi A.S.	1	1
	Tupras-Turkiye Petrol Rafinerileri A.S.	216,078	2,165,251
*	Turk Ekonomi Bankasi A.S.	1	—
*	Turk Sise ve Cam Fabrikalari A.S.	486,117	379,331
	Turkcell Iletisim Hizmetleri A.S.	240,093	1,226,898
*	Turkiye Garanti Bankasi A.S.	2,842,585	5,959,717
*	Turkiye Halk Bankasi A.S.	139,950	489,672
	Turkiye Is Bankasi A.S.	1,279,212	3,693,129
	Turkiye Vakiflar Bankasi T.A.O.	274,700	311,023
*	Yapi ve Kredi Bankasi A.S.	1,249,136	1,686,442

TOTAL — TURKEY			30,541,632

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $1,315,000 FNMA 5.00%, 06/01/23, valued at $1,225,648) to be repurchased at $1,204,006	$1,204	1,204,000

		Shares
SECURITIES LENDING COLLATERAL — (9.6%)
§ @	DFA Short Term Investment Fund LP	165,849,947	165,849,947

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC, 7.000%(r), 08/01/38, valued at $866,071) to be repurchased at $849,093	$849	849,089
TOTAL SECURITIES LENDING COLLATERAL			166,699,036

TOTAL INVESTMENTS - (100.0%) (Cost $1,203,038,451)			$1,731,036,722

See accompanying Notes to Financial Statements.

14

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

ARGENTINA — (0.1%)
COMMON STOCKS — (0.1%)
	Banco Macro SA	5,425	$6,013
*	Banco Suquia SA	76,789	10,031
*	Capex SA Series A	79,110	35,074
*	Carboclor SA	50,662	6,284
*	Celulosa Argentina SA Series B	8,473	1,923
*	Central Puerto SA Series B	18,000	18,051
	Cresud SA Comercial Industrial Financiera y Agropecuaria	170,329	137,997
*	Dycasa SA Series B	23,052	18,190
*	Endesa Costanera SA Series B	50,000	33,779
	Ferrum SA de Ceramica y Metalurgica Series B	41,699	20,524
*	Fiplasto SA	25,000	7,785
	Importadora y Exportadora de la Patagonia Series B	24,999	79,167
	Introductora de Buenos Aires SA Series A	10,231	2,768
*	IRSA Inversiones y Representaciones SA	223,818	86,827
*	Juan Minetti SA	50,000	10,622
	Ledesma S.A.A.I.	387,128	298,318
*	MetroGas SA Series B	83,100	10,965
*	Polledo SA Industria Constructora y FinancierA	88,891	5,747
*	Solvay Indupa S.A.I.C.	440,500	225,522

TOTAL — ARGENTINA			1,015,587

BRAZIL — (10.3%)
COMMON STOCKS — (5.1%)
	Acos Villares SA	719,000	193,796
	AES Tiete SA (2440693)	52,300	382,762
	AES Tiete SA (2441038)	97,828	809,815
	American Banknote SA	66,200	368,962
*	Anhanguera Educacional Participacoes SA	126,200	882,094
	B2W Cia Global Do Varejo	123,200	1,955,824
	Banco Alfa de Investimento SA	700	2,558
*	Banco Industrial e Comercial SA	47,600	126,124
*	Banco Panamericano SA	46,000	77,964
	Banco Pine SA	62,500	179,024
	Banco Sofisa SA	92,600	169,214
	Bematech SA	68,200	182,266
*	Bombril SA	17,600	28,945
*	BR Malls Participacoes SA	111,300	823,710
*	Brascan Residential Properties SA	60,000	102,789
	Cia de Gas de Sao Paulo	20,600	302,843
	Cia de Saneamento de Minas Gerais-Copasa	75,300	815,625

1

	Cia de Saneamento do Parana	176,900	137,386
	Cia Energetica de Sao Paulo	156,900	1,111,012
	Cia Hering	27,900	112,801
	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	33,100	934,082
*	Cosan SA Industria e Comercio	97,700	595,408
	Cremer SA	12,000	52,080
*	Cyrela Brazil Realty SA	326,200	2,075,866
*	Diagnosticos Da America SA	126,800	1,844,985
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	93,400	1,218,196
	Energias do Brazil SA	8,202	99,520
	Eternit SA	148,770	475,749
	Ferbasa-Ferro Ligas Da Bahia	92,500	253,546
	Fertilizantes Fosfatados SA	36,000	273,501
*	Gafisa SA	122,500	1,072,249
*	Global Village Telecom Holding SA	178,300	2,355,666
*	Globex Utilidades SA	58,737	214,667
	Grendene SA	54,700	370,089
*	IdeiasNet SA	234,800	286,400
	Iguatemi Empresa de Shopping Centers SA	44,200	333,577
	Industrias Romi SA	77,500	259,165
	JBS SA	138,900	392,152
	JHSF Participacoes SA	39,700	32,102
	Light SA	114,100	1,241,628
	Localiza Rent a Car SA	219,700	1,138,170
	Lojas Americanas SA	8,000	27,045
	Lojas Renner SA	273,700	2,483,237
*	LPS Brasila Consultoria de Imoveis SA	8,200	29,369
*	Lupatech SA	34,700	436,098
	M Dias Branco SA	44,100	455,314
*	M&G Poliester SA	640,780	26,346
*	Magnesita Refratarios SA	441,455	1,415,754
	Mangels Industrial SA	14,600	46,489
*	Medial Saude SA	48,250	150,991
*	Mmx Mineracao e Metalicos SA	59,900	181,155
	Natura Cosmeticos SA	177,300	2,105,941
	Obrascon Huarte Lain Brasil SA	6,200	39,682
	OdontoPrev SA	47,400	606,318
	Parana Banco SA	24,700	58,338
*	Paranapanema SA	85,998	135,541
	PDG Realty SA Empreendimentos e Participacoes	176,900	1,685,801
*	Perdigao SA ADR	71,200	2,092,568
*	Plascar Participacoes Industriais SA	40,500	43,110
	Porto Seguro SA	261,800	1,577,534
	Positivo Informatica SA	33,300	136,915
*	Rossi Residencial SA	142,800	502,975
*	Sao Carlos Empreendimentos e Participacoes SA	51,500	338,793
*	Sao Martinho SA	64,100	395,327
	Sao Paulo Alpargatas SA	5,100	145,618
	Sul America SA	22,300	224,024
*	Tam SA	135,800	918,175
	Totvs SA	49,764	1,345,864

2

	Universo Online SA	72,700	219,201
TOTAL COMMON STOCKS			42,107,835

PREFERRED STOCKS — (5.2%)
	Banco Alfa de Investimento SA	3,200	10,423
	Banco Cruzeiro do Sul SA	19,400	48,745
	Banco Mercantil do Brasil SA	6,500	24,201
	Bardella SA Industrias Mecanicas	1,100	70,451
* #	Braskem SA Preferred A Sponsored ADR	301,000	1,706,670
	Centrais Electricas de Santa Catarina SA	57,900	831,621
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	38,000	1,227,020
*	Companhia de Tecidos Norte de Minas	144,942	268,172
*	Companhia Energetica do Ceara Coelce Series A	63,400	721,195
	Companhia Paranaense de Energia-Copel Series B	213,400	2,669,267
#	Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	198,132
	Confab Industrial SA	483,613	850,595
	Contax Participacoes SA	17,700	353,361
	Duratex SA	245,400	1,906,966
	Eletropaulo Metropolita SA Preferred A	248,500	3,127,607
	Empressa Metropolitanade Aguas e Energia SA	24,000	100,870
	Energisa SA	27,760	109,064
	Forjas Taurus SA	181,082	433,482
	Fras-Le SA	20,200	25,193
	Gol Linhas Aereas Inteligentes SA	91,900	316,976
*	Industria de Bebidas Antarctica Polar SA	23,000	27,582
*	Inepar Industria e Construcoes SA	11,690	86,569
	Klabin SA	1,412,700	2,039,394
	Lojas Americanas SA	298,103	1,239,287
	Mahle-Metal Leve SA Industria e Comercio	28,666	247,117
	Marcopolo SA	335,800	747,092
*	Net Servicos de Comunicacao SA	400,902	3,282,014
	Net Servicos de Comunicacao SA Preferred ADR	176,445	1,436,262
*	Paranapanema SA	322,523	589,366
	Randon e Participacoes SA	213,000	779,429
	Rasip Agro-Pastoril SA	51,000	10,718
	Sadia SA	238,000	457,745
#	Sadia SA ADR	300,000	1,710,000
	Sao Paulo Alpargatas SA	24,300	799,287
	Saraiva SA Livreiros Editores	54,100	491,829
*	Sharp SA Equipamentos Eletronicos	30,200,000	276
*	Suzano Papel e Celullose SA	390,634	2,478,771
	Telemig Celuar Participacoes SA (2292775)	86,801	1,885,953
*	Telemig Celuar Participacoes SA (B559VG9)	1,437	24,598
	Ultrapar Participacoes SA	263,040	7,350,628
	Uniao de Industrias Petroquimicas SA Series B	1,321,579	434,700
*	Votorantim Celulose e Papel SA	12,623	109,567
*	Votorantim Celulose e Papel SA Sponsored ADR	155,700	1,360,818
	Whirlpool SA	301,516	428,386
TOTAL PREFERRED STOCKS			43,017,399

3

RIGHTS/WARRANTS — (0.0%)
*	Cia de Gas de Sao Paulo Rights 05/23/09	328	203

TOTAL — BRAZIL			85,125,437

CHILE — (1.5%)
COMMON STOCKS — (1.5%)
	Banmedica SA	1,312,094	1,071,327
	Cementos Bio-Bio SA	452,622	634,099
	Cintac SA	324,650	92,080
	Compania de Consumidores de Gas Santiago SA	71,374	269,915
*	Compania SudAmericana de Vapores SA	1,097,146	660,079
	CorpBanca SA	327,140,907	1,490,199
#	CorpBanca SA ADR	31,658	732,883
	Cristalerias de Chile SA	159,630	1,426,860
	Empresas Iansa SA	4,176,187	162,956
	Farmacias Ahumada SA	242,158	324,681
	Industrias Forestales SA	20,000	3,610
	Madeco SA	5,444,501	262,047
	Madeco SA Sponsored ADR	261,622	1,287,180
	Masisa SA	6,252,267	655,588
*	Parque Arauco SA	1,055,338	707,489
	Soquimic Comercial SA	562,478	224,314
	Vina Concha Y Toro SA	1,108,893	1,839,419
	Vina Concha Y Toro SA Sponsored ADR	200	6,610
	Vina San Pedro Tarapaca SA	40,113,498	235,130
TOTAL COMMON STOCKS			12,086,466

RIGHTS/WARRANTS — (0.0%)
*	Vina Concha Y Toro SA Rights 05/15/09	43,173	2,449

TOTAL — CHILE			12,088,915

CHINA — (12.4%)
COMMON STOCKS — (12.4%)
	Agile Property Holdings, Ltd.	1,276,000	952,152
* #	Ajisen China Holdings, Ltd.	480,000	240,545
	Anhui Expressway Co., Ltd.	834,000	416,966
	Baoye Group Co., Ltd.	2,298,000	825,164
	Beijing Capital Land, Ltd.	5,436,000	1,095,021
#	Beijing North Star Co., Ltd.	536,000	115,980
	Bosideng International Holdings, Ltd.	814,000	65,767
*	Brilliance China Automotive Holdings, Ltd.	33,678,000	2,497,278
* #	Byd Co., Ltd.	482,000	1,256,977
* #	China Aerospace International Holdings, Ltd.	20,953,500	1,245,235
*	China Agri-Industries Holdings, Ltd.	712,000	364,670
* #	China Eastern Airlines Corp., Ltd.	2,194,000	365,589
#	China Everbright International, Ltd.	5,281,800	1,207,781
#	China Everbright, Ltd.	372,000	719,879
#	China Gas Holdings, Ltd.	5,115,500	940,875
* #	China High Speed Transmission Equipment Group Co., Ltd.	300,000	535,978

4

	China Mengniu Dairy Co., Ltd.	123,000	219,718
*	China Mining Resources Group, Ltd.	28,069,900	856,106
#	China Power International Development, Ltd.	5,805,200	1,305,437
*	China Power New Energy Development Co., Ltd.	1,080,000	40,048
	China Shineway Pharmaceutical Group, Ltd.	460,200	280,221
#	China State Construction International Holdings, Ltd.	2,984,000	723,749
#	China Travel International Investment Hong Kong, Ltd.	21,347,000	3,726,049
#	China Yurun Food Group, Ltd.	2,622,000	3,105,390
#	Chongqing Iron and Steel Co., Ltd.	3,824,000	1,126,089
*	CITIC 21CN Co., Ltd.	4,363,200	86,003
* #	CITIC Resources Holdings, Ltd.	8,560,600	1,188,431
#	COSCO International Holdings, Ltd.	5,747,000	1,752,993
	COSCO Pacific, Ltd.	566,000	534,240
*	Dachan Food Asia, Ltd.	101,000	17,469
	Denway Motors, Ltd.	1,344,000	558,562
	Digital China Holdings, Ltd.	443,800	242,236
*	Dongfang Electric Co., Ltd.	63,000	164,333
*	Enerchina Holdings, Ltd.	7,097,445	101,331
	First Tractor Co., Ltd.	303,176	80,457
*	Fosun International	532,000	186,883
*	Founder Holdings, Ltd.	3,896,900	124,762
#	FU JI Food & Catering Services	1,857,800	981,395
*	Great Wall Motor Co., Ltd.	698,500	369,980
*	Great Wall Technology Co., Ltd.	1,912,000	362,668
	Guangdong Investment, Ltd.	5,402,000	2,218,347
#	Guangzhou Shipyard International Co., Ltd.	280,000	357,054
	GZI Transport, Ltd.	2,027,300	661,810
*	Hidili Industry International Development, Ltd.	309,000	123,466
#	HKC (Holdings), Ltd.	36,439,206	2,651,123
#	Hopson Development Holdings, Ltd.	3,914,000	2,992,228
#	Hunan Non-Ferrous Metal Corp., Ltd.	29,434,000	4,950,958
	Kingdee International Software Group Co., Ltd.	1,620,000	275,071
* #	Kingsoft Corp., Ltd.	179,000	81,183
* #	Kingway Brewery Holdings, Ltd.	8,985,800	980,448
*	KWG Property Holding, Ltd.	969,500	370,929
	Lianhua Supermarket Holdings Co., Ltd.	326,000	386,410
#	Lingbao Gold Co., Ltd.	2,356,000	829,785
#	Lonking Holdings, Ltd.	1,662,000	1,252,209
	Minmetals Resources, Ltd.	14,290,000	2,417,008
	Nanjing Panda Electronics Co., Ltd.	284,000	43,983
#	Neo-China Land Group (Holdings), Ltd.	1,594,025	1,046,908
	New World Department Store China, Ltd.	170,000	95,318
	Qunxing Paper Holdings Co., Ltd.	158,000	54,767
* #	Semiconductor Manufacturing International Corp.	223,591,000	8,462,351
	Shanghai Industrial Holdings, Ltd.	271,000	918,154
#	Shanghai Prime Machinery Co., Ltd.	8,070,000	1,352,050
	Shenji Kunming Machine Tool Co., Ltd.	95,000	47,971
#	Shenzhen Expressway Co., Ltd.	2,290,000	863,213
#	Shenzhen International Holdings, Ltd.	99,951,800	4,987,136
#	Shenzhen Investment, Ltd.	22,480,000	6,568,033
	Shimao Property Holdings, Ltd.	632,500	703,246
#	Shougang Concord International Enterprises Co., Ltd.	11,314,100	1,254,631

5

*	Sichuan Expressway Co., Ltd.	1,552,000	389,872
	SinoCom Software Group, Ltd.	2,024,200	210,723
	Sinolink Worldwide Holdings, Ltd.	25,301,300	2,101,648
*	Sino-Ocean Land Holdings, Ltd.	161,000	118,928
	Skyworth Digital Holdings, Ltd.	20,083,400	2,034,286
	SRE Group, Ltd.	15,842,053	1,316,906
*	Stone Group Holdings, Ltd.	14,452,000	537,820
* #	TCL Communication Technology Holdings, Ltd.	2,898,799	197,565
* #	TCL Multimedia Technology Holdings, Ltd.	5,199,510	991,830
*	Tiangong International Co., Ltd.	42,000	8,738
#	Tianjin Capital Environmental Protection Group Co., Ltd.	1,542,000	295,712
	Tianjin Development Holdings, Ltd.	1,515,800	625,924
* #	Towngas China Co., Ltd.	2,893,000	717,313
	TPV Technology, Ltd.	18,340,000	6,058,059
*	Vinda International Holdings, Ltd.	140,000	71,786
	Weichai Power Co., Ltd.	73,600	208,746
	Weiqiao Textile Co., Ltd.	5,830,000	2,321,486
*	Welling Holdings, Ltd.	466,000	12,381
#	Xiamen International Port Co., Ltd.	10,228,000	1,580,239
	Xinao Gas Holdings, Ltd.	2,178,000	2,977,223
*	Xinjiang Xinxin Mining Industry Co., Ltd.	241,000	90,656
#	Xinyu Hengdeli Holdings, Ltd.	948,000	242,742
	Xiwang Sugar Holdings Co., Ltd.	6,315,952	970,474
	Zhejiang Expressway Co., Ltd.	290,000	246,972
*	Zhejiang Glass Co., Ltd.	445,000	96,746
TOTAL COMMON STOCKS			102,350,972

RIGHTS/WARRANTS — (0.0%)
*	HKC (Holdings), Ltd. Warrants 11/26/11	3,643,920	79,931
*	Hong Kong Energy Holdings, Ltd. Warrants 11/26/11	253,033	4,244
TOTAL RIGHTS/WARRANTS			84,175

TOTAL — CHINA			102,435,147

HUNGARY — (0.3%)
COMMON STOCKS — (0.3%)
*	Danubius Hotel & Spa NYRT	47,091	783,034
*	FHB Mortgage Bank P.L.C.	3,900	10,590
*	Fotex Holding SE Co., Ltd.	119,895	157,402
* #	Pannonplast NYRT	194,795	816,013
*	RABA Automotive Holding NYRT	324,181	938,876
*	Synergon Information Systems	37,006	86,782
	Zwack Unicum NYRT	1,100	61,931

TOTAL — HUNGARY			2,854,628

INDIA — (8.5%)
COMMON STOCKS — (8.5%)
*	3M India, Ltd.	4,899	101,874
*	Abhishek Industries, Ltd.	216,492	39,744
	Adlabs Films, Ltd.	66,472	294,820
	Ador Welding, Ltd.	17,588	39,058

6

	Aftek, Ltd.	125,900	23,450
*	Agro Tech Foods, Ltd.	39,674	83,531
	Ajmera Realty & Infra India, Ltd.	111,700	81,860
	Alembic, Ltd.	329,290	250,580
*	Allahabad Bank, Ltd.	24,000	25,427
	Alok Industries, Ltd.	969,073	262,582
	Alstom Projects India, Ltd.	5,300	34,874
	Ansal Properties & Infrastructure, Ltd.	196,315	122,228
	Apollo Hospitals Enterprise, Ltd.	124,821	965,862
	Apollo Tyres, Ltd.	880,050	381,397
*	Aptech, Ltd.	69,254	128,946
*	Arvind Mills, Ltd.	279,573	105,254
*	Asahi India Glass, Ltd.	307,030	254,240
	Ashapura Minechem, Ltd.	134,220	73,363
	Ashok Leyland, Ltd.	417,722	180,100
	Asian Hotels, Ltd.	26,208	124,542
	Aurobindo Pharma, Ltd.	108,294	483,152
	Automotive Axles, Ltd.	19,185	38,223
	Avaya GlobalConnect, Ltd.	27,160	43,795
	Aventis Pharma, Ltd.	23,466	443,353
	Bajaj Auto Finance, Ltd.	54,772	98,792
	Bajaj Hindusthan, Ltd.	81,444	123,174
	Bajaj Holdings and Investment, Ltd.	5,800	39,943
	Balaji Telefilms, Ltd.	131,073	117,387
	Ballarpur Industries, Ltd.	1,021,629	326,896
	Balmer Lawrie & Co., Ltd.	23,290	127,756
	Balrampur Chini Mills, Ltd.	876,659	1,235,472
	Bank of Maharashtra, Ltd.	660,031	310,999
	Bank of Rajasthan, Ltd.	258,218	222,213
	Bannari Amman Sugars, Ltd.	15,919	242,831
	Bata India, Ltd.	86,199	214,568
	BEML, Ltd.	8,967	93,778
*	Bengal and Assam Co., Ltd. - Private C	3,943	3,296
	Berger Paints India, Ltd.	577,884	425,537
	Bharat Forge, Ltd.	110,747	279,303
	Bharati Shipyard, Ltd.	44,652	72,647
	Bhushan Steel & Strips, Ltd.	82,431	686,260
	Biocon, Ltd.	42,230	120,380
	Birla Corp., Ltd.	124,628	502,005
	Blue Dart Express, Ltd.	16,011	140,100
	Blue Star, Ltd.	130,203	443,688
	Bombay Burmah Trading Co.	10,000	43,055
	Bombay Dyeing & Manufacturing Co., Ltd.	56,142	196,499
*	Bombay Rayon Fashions, Ltd.	37,443	129,290
	Britannia Industries, Ltd.	30,375	976,155
	Cadila Healthcare, Ltd.	65,306	401,398
	Carborundum Universal, Ltd.	152,175	313,745
	Century Enka, Ltd.	37,178	54,031
	CESC, Ltd.	164,998	773,805
	Chambal Fertilizers & Chemicals, Ltd.	637,986	566,213
*	Chemplast Sanmar, Ltd.	79,745	7,532
	Chennai Petroleum Corp., Ltd.	231,113	533,185

7

*	Chi Investments, Ltd.	27,539	11,872
	Cholamandalam DBS Finance, Ltd.	42,010	35,704
	City Union Bank, Ltd.	504,250	168,438
	Clariant Chemicals (India), Ltd.	25,417	88,691
	CMC, Ltd.	29,521	269,923
	Coromandel Fertilisers, Ltd.	236,478	582,803
	Corporation Bank	47,850	208,236
	Cranes Software International, Ltd.	182,944	165,680
	Crisil, Ltd.	10,145	612,661
	Cummins India, Ltd.	32,000	130,951
	Dalmia Cement (Bharat), Ltd.	60,289	107,472
	DCM Shriram Consolidated, Ltd.	258,455	155,315
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	237,555
	Dishman Pharmaceuticals & Chemicals, Ltd.	160,467	332,407
	E.I.D. - Parry (India), Ltd.	178,726	611,222
*	Edelweiss Capital, Ltd.	3,900	21,679
	Eicher Motors, Ltd.	51,963	216,055
	EIH, Ltd.	136,145	308,415
	Elder Pharmaceuticals, Ltd.	45,749	188,290
	Electrosteel Casings, Ltd.	384,060	159,173
	Elgi Equipments, Ltd.	112,237	79,964
	Esab India, Ltd.	31,753	201,242
*	Escorts, Ltd.	105,268	86,349
	Essel Propack, Ltd.	229,455	73,502
*	Eveready Industries (India), Ltd.	149,446	69,557
*	Everest Kanto Cylinder, Ltd.	35,000	106,847
	Exide Industries, Ltd.	1,026,382	1,077,151
	FAG Bearings (India), Ltd.	26,817	161,348
	FDC, Ltd.	423,054	283,708
	Federal Bank, Ltd.	279,298	1,053,414
	Finolex Cables, Ltd.	253,437	121,127
	Finolex Industries, Ltd.	229,394	144,427
*	Fortis Healthcare, Ltd.	42,000	57,153
	Gammon India, Ltd.	141,799	214,468
	Geodesic, Ltd.	144,811	210,700
	Geometric, Ltd.	103,884	40,943
	GHCL, Ltd.	159,986	95,084
	Gillette India, Ltd.	8,591	124,455
	GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	934,323
	Godfrey Phillips India, Ltd.	2,778	52,331
	Godrej Consumer Products, Ltd.	295,660	809,855
	Godrej Industries, Ltd.	13,656	20,199
*	Goetze (India), Ltd.	60,504	46,377
	Graphite India, Ltd.	221,802	140,385
	Great Offshore, Ltd.	42,090	233,385
	Greaves Cotton, Ltd.	123,608	226,028
*	GTL Infrastructure, Ltd.	516,486	308,760
	GTL, Ltd.	172,195	876,024
	Gujarat Alkalies & Chemicals, Ltd.	135,835	203,947
	Gujarat Ambuja Exports, Ltd.	180,510	64,683
	Gujarat Fluorochemicals, Ltd.	164,960	256,948
	Gujarat Gas Co., Ltd.	85,660	438,339

8

	Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	335,470
	Gujarat State Fertilizers & Chemicals, Ltd.	129,079	294,085
	H.E.G., Ltd.	76,619	185,420
	HCL Infosystems, Ltd.	280,963	528,061
*	HeidelbergCement India, Ltd.	274,729	138,429
	Hexaware Technologies, Ltd.	166,745	103,030
	Hikal, Ltd.	17,498	62,510
*	Himachal Futuristic Communications, Ltd.	705,174	125,992
*	Himatsingka Seide, Ltd.	115,558	60,326
	Hinduja Global Solutions, Ltd.	36,075	90,966
	Hinduja Ventures, Ltd.	36,075	95,514
	Hindustan Construction Co., Ltd.	512,201	577,966
*	Hindustan Motors, Ltd.	280,005	91,557
	Hindustan Oil Exploration Co., Ltd.	68,772	109,904
*	Honeywell Automation India, Ltd.	6,781	134,853
	Hotel Leelaventure, Ltd.	580,370	255,332
	HSIL, Ltd.	69,904	39,559
	ICI India, Ltd.	50,985	453,865
	India Cements, Ltd.	139,088	322,750
	India Glycols, Ltd.	47,189	54,232
*	Indian Hotels Co., Ltd.	640,595	638,234
	Indian Oil Corp., Ltd.	31,623	280,756
	Indo Rama Synthetics (India), Ltd.	136,867	76,144
	Indoco Remedies, Ltd.	12,300	35,119
	IndusInd Bank, Ltd.	447,357	366,755
	INEIS ABS India, Ltd.	23,441	45,101
	Infomedia 18, Ltd.	23,790	33,192
	Infotech Enterprises, Ltd.	87,418	253,142
	Ipca Laboratories, Ltd.	50,588	406,436
	IVRCL Infrastructures & Projects, Ltd.	107,789	345,419
	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	104,500
	Jain Irrigation Systems, Ltd.	111,368	1,117,855
*	Jaiprakash Hydro Power, Ltd.	210,000	161,565
	Jammu & Kashmir Bank, Ltd.	74,481	473,868
	JBF Industries, Ltd.	99,101	86,119
*	Jet Airways (India), Ltd.	15,491	60,567
	Jindal Poly Films, Ltd.	29,404	158,466
*	Jindal Saw, Ltd.	73,518	312,466
*	JK Tyre and Industries, Ltd.	67,734	70,808
	JSL, Ltd.	232,194	275,701
	Jubilant Organosys, Ltd.	91,504	215,744
	Jyoti Structures, Ltd.	116,466	182,963
	K.S.B. Pumps, Ltd.	15,895	74,742
	Kajaria Ceram	52,155	28,295
	Karnataka Bank, Ltd.	198,190	326,878
	Karur Vysya Bank, Ltd.	103,349	493,211
	KEC International, Ltd.	50,258	208,404
	Kesoram Industries, Ltd.	83,108	258,070
	Kirloskar Oil Engines, Ltd.	374,592	395,005
*	Koutons Retail India, Ltd.	6,600	59,480
	KPIT Cummins Infosystems, Ltd.	107,009	96,776
*	KS Oils, Ltd.	254,017	235,091

9

	Lakshmi Machine Works, Ltd.	5,560	66,191
	LIC Housing Finance, Ltd.	148,431	1,091,917
	Macmillan India, Ltd.	479	509
*	Macmillan Publishers India	479	426
	Madras Cements, Ltd.	51,240	82,765
	Maharashtra Scooters, Ltd.	4,550	7,538
	Maharashtra Seamless, Ltd.	99,628	321,595
	Mahindra & Mahindra, Ltd.	9,616	94,061
	Mahindra Lifespace Developers, Ltd.	56,900	194,168
	Mangalam Cement, Ltd.	49,704	79,586
	Marico, Ltd.	901,020	1,245,826
	Mastek, Ltd.	59,764	168,433
*	Matrix Laboratories, Ltd.	400,039	1,208,695
*	MAX India, Ltd.	261,485	746,334
	Megasoft, Ltd.	21,301	8,414
	Mercator Lines, Ltd.	350,017	242,492
	Merck, Ltd.	20,256	136,939
	Micro Inks, Ltd.	11,233	35,589
	Monnet Ispat, Ltd.	67,091	243,514
	Monsanto India, Ltd.	11,378	317,481
	Moser Baer (India), Ltd.	372,370	495,814
	Motherson Sumi Systems, Ltd.	666,405	1,006,183
	Mphasis, Ltd.	214,746	969,237
	MRF, Ltd.	7,798	351,309
	Mukand, Ltd.	111,752	62,898
	Mukta Arts, Ltd.	672	524
	Nagarjuna Construction Co., Ltd.	309,858	432,715
*	Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	376,331
	Nahar Capital & Financial Services, Ltd.	31,896	15,239
	Nahar Poly Films, Ltd.	45,938	10,156
	Nahar Spinning Mills, Ltd.	67,990	33,763
*	Navneet Publications (India), Ltd.	67,988	70,830
*	NELCO, Ltd.	28,769	19,796
	NIIT Technologies, Ltd.	114,330	160,295
	NIIT, Ltd.	340,635	180,966
	Nirma, Ltd.	28,800	68,888
	NOCIL, Ltd.	201,948	64,810
	Nucleus Software Exports, Ltd.	42,062	51,489
	OCL India, Ltd.	56,194	79,162
*	OCL Iron & Steel, Ltd.	168,582	45,883
*	Octav Investments, Ltd.	4,020	1,059
	Omax Autos, Ltd.	40,939	17,915
	Opto Circuits India, Ltd.	347,144	772,996
	Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	219,144
	Orient Paper and Industries, Ltd.	296,620	188,274
	Panacea Biotec, Ltd.	119,514	177,446
	Pantaloon Retail India, Ltd.	2,575	9,800
*	Pantaloon Retail India, Ltd.- Class B	257	662
	Patel Engineering, Ltd.	97,383	335,428
	Petronet LNG, Ltd.	624,101	648,178
	Pfizer, Ltd.	69,704	1,011,597
	Pidilite Industries, Ltd.	481,710	872,446

10

	Polaris Software Lab, Ltd.	157,531	208,747
	Praj Industries, Ltd.	268,545	350,716
	Pricol, Ltd.	132,536	21,686
	Prism Cements, Ltd.	596,393	325,701
	PSL, Ltd.	63,467	116,892
	PTC India, Ltd.	295,432	421,471
*	PVP Ventures, Ltd.	13,697	3,614
	Radico Khaitan, Ltd.	156,080	200,548
	Rain Commodities, Ltd.	76,883	141,091
	Rallis India, Ltd.	19,769	208,392
*	Rama Newsprint & Papers, Ltd.	83,017	27,944
	Raymond, Ltd.	98,113	170,720
	REI Agro, Ltd.	613,300	733,450
*	Rei Six Ten Retail, Ltd.	45,997	1,039,724
	Reliance Industrial Infrastructure, Ltd.	24,104	352,454
	Rico Auto Industries, Ltd.	202,391	54,694
	Rolta India, Ltd.	266,216	427,459
	Ruchi Soya Industries, Ltd.	371,710	209,644
*	Sakthi Sugars, Ltd.	61,507	41,129
*	SEAMEC, Ltd.	58,658	110,076
	Shanthi Gears, Ltd.	79,510	56,203
	Shriram Transport Finance Co., Ltd.	301,310	1,345,657
*	Sicagen India, Ltd.	41,648	4,196
*	Sical Logistics, Ltd.	41,648	20,307
	SKF India, Ltd.	95,810	345,807
	Solectron Centum Electronics, Ltd.	9,432	5,095
	Solectron EMS India, Ltd.	9,432	4,527
	Sona Koyo Steering Systems, Ltd.	348,120	65,206
	Sonata Software, Ltd.	155,438	61,024
	South India Bank, Ltd.	163,780	208,557
	SREI Infrastructure Finance, Ltd.	165,360	130,586
	SRF, Ltd.	101,277	174,086
	Sterling Biotech, Ltd.	469,728	1,267,747
	Sterlite Technologies, Ltd.	95,694	170,451
*	Strides Arcolab, Ltd.	64,472	124,684
	Subros, Ltd.	109,780	43,755
*	Sun Pharma Advanced Research Co., Ltd.	147,386	172,651
	Sundaram-Clayton, Ltd.	3,890	6,317
	Sundram Fastners, Ltd.	465,052	188,251
	Supreme Industries, Ltd.	22,265	71,292
	Supreme Petrochem, Ltd.	144,830	47,320
	Swaraj Engines, Ltd.	3,100	6,979
	Syndicate Bank	375,000	434,220
	Taj GVK Hotels and Resorts, Ltd.	83,666	94,779
	Tata Elxsi, Ltd.	51,574	112,945
	Tata Investment Corp., Ltd.	50,540	268,329
	Tata Metaliks, Ltd.	42,871	55,738
	Tata Tea, Ltd.	2,455	33,420
*	Teledata Marine Solutions, Ltd.	152,395	104,318
*	Teledata Technology Solution	152,395	104,318
	Texmaco, Ltd.	215,690	251,155
	Thermax, Ltd.	35,410	159,452

11

	Thomas Cook (India), Ltd.	134,500	110,245
	Titan Industries, Ltd.	14,800	223,050
	Torrent Pharmaceuticals, Ltd.	194,766	570,122
	Torrent Power, Ltd.	20,643	41,346
	Trent, Ltd.	18,895	121,334
	Tube Investments of India, Ltd.	338,984	211,549
*	Tulip Telecom, Ltd.	2,900	26,633
	TVS Motor Co., Ltd.	92,814	62,079
*	UCO Bank	483,746	279,290
	Unichem Laboratories, Ltd.	52,347	170,981
	Usha Martin, Ltd.	433,015	304,558
*	Uttam Galva Steels, Ltd.	127,929	76,120
	Vardhman Textiles, Ltd.	76,291	99,488
	Varun Shipping Co., Ltd.	261,746	242,236
	Vesuvius India, Ltd.	12,502	24,362
	Videocon Industries, Ltd.	76,102	167,810
*	Vijaya Bank, Ltd.	191,841	101,346
	WABCO-TVS (India), Ltd.	3,890	11,446
*	Welspun India, Ltd.	92,659	50,593
	Welspun-Gujarat Stahl Rohren, Ltd.	292,491	595,131
*	Wockhardt, Ltd.	52,983	95,859
	Wyeth, Ltd.	40,457	379,412
	Zensar Technologies, Ltd.	41,117	80,799
	Zuari Industries, Ltd.	55,762	193,660
*	Zydus Wellness, Ltd.	17,414	24,502
TOTAL COMMON STOCKS			70,379,627

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	620,622	34,483

TOTAL — INDIA			70,414,110

INDONESIA — (2.2%)
COMMON STOCKS — (2.2%)
	PT Asahimas Flat Glass Tbk	983,000	144,005
*	PT Bakrieland Development Tbk	13,345,750	205,592
*	PT Bank Pan Indonesia Tbk	26,324,875	1,502,517
*	PT Batu Buana Tbk	77,715	514
	PT Berlian Laju Tanker Tbk	9,636,700	587,201
	PT Bhakti Investama Tbk	23,571,100	337,041
	PT Budi Acid Jaya Tbk	5,947,000	79,149
*	PT Charoen Pokphand Indonesia Tbk	7,595,500	348,554
*	PT Ciputra Surya Tbk	1,642,000	63,039
	PT Citra Marga Nusaphala Persada Tbk	6,995,000	632,609
*	PT Clipan Finance Indonesia Tbk	3,133,000	45,403
*	PT Davomas Adabi Tbk	41,920,000	276,032
*	PT Delta Dunia Petronda Tbk	12,220,000	605,520
*	PT Dynaplast Tbk	1,038,000	83,354
*	PT Energi Mega Persada Tbk	21,237,000	438,114
	PT Enseval Putera Megatrading Tbk	17,915,000	913,702
*	PT Ever Shine Textile Tbk	4,029,640	22,651

12

*	PT Global Mediacom Tbk	5,770,000	101,202
*	PT Hanson International Tbk	5,038,000	23,798
*	PT Hero Supermarket Tbk	33,000	12,470
*	PT Holcim Indonesia Tbk	9,852,500	645,908
	PT Indo-Rama Synthetics Tbk	485,000	19,810
*	PT Intiland Development Tbk	2,097,400	39,233
	PT Jaya Real Property Tbk	1,967,500	92,938
	PT Kalbe Farma Tbk	14,904,238	1,257,664
*	PT Kawasan Industry Jababeka Tbk	141,003,000	1,007,216
*	PT Keramika Indonesia Assosiasi Tbk	100,000	2,173
*	PT Lippo Karawaci Tbk	35,036,250	2,666,268
*	PT Matahari Putra Prima Tbk	2,543,000	139,210
	PT Mayorah Indah Tbk	2,473,500	297,810
*	PT Medco Energi International Tbk	3,192,500	785,364
	PT Mitra Adiperkasa Tbk	3,015,000	89,034
*	PT Modern Photo Tbk	40,000	476
	PT Mustika Ratu Tbk	193,000	4,620
*	PT Pakuwon Jati Tbk	409,500	8,979
*	PT Panasia Indosyntec Tbk	79,000	2,985
*	PT Panin Insurance Tbk	6,609,000	119,735
*	PT Panin Life Tbk	20,149,000	148,883
*	PT Petrosea Tbk	15,000	13,836
*	PT Pioneerindo Gourmet International Tbk	29,000	1,096
*	PT Polychem Indonesia Tbk	7,443,500	50,376
*	PT Prasidha Aneka Niaga Tbk	84,000	794
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	623
	PT Ramayana Lestari Sentosa Tbk	14,295,000	638,475
	PT Samudera Indonesia Tbk	223,000	77,786
	PT Selamat Semp Tbk	1,920,000	45,347
	PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	217,420
*	PT Sumalindo Lestari Jaya Tbk	250	10
	PT Summarecon Agung Tbk	16,534,532	404,123
*	PT Sunson Textile Manufacturer Tbk	2,325,500	54,924
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	957
*	PT Surya Dumai Industri Tbk	3,298,500	—
*	PT Suryainti Permata Tbk	9,338,000	185,263
*	PT Suryamas Dutamakmur Tbk	125,000	1,063
*	PT Texmaco Jaya Tbk	93,000	25,919
	PT Timah Tbk	8,795,000	1,166,847
	PT Trias Sentosa Tbk	38,725,600	692,359
	PT Trimegah Sec Tbk	9,961,000	159,978
	PT Tunas Ridean Tbk	3,838,000	378,809
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	24,957
	PT Unggul Indah Cahaya Tbk	48,239	10,767

TOTAL — INDONESIA			17,902,502

ISRAEL — (2.5%)
COMMON STOCKS — (2.5%)
*	Africa-Israel Investments, Ltd.	7,943	124,012
	Alony Hetz Properties & Investments, Ltd.	229,186	406,892
*	Alvarion, Ltd.	52,977	163,766

13

*	Analyst IMS Investment Management Services, Ltd.	700	4,279
*	AudioCodes, Ltd.	111,296	163,705
*	AudioCodes, Ltd. ADR	82,926	122,731
*	Azorim Investment Development & Construction Co., Ltd.	58,001	172,814
*	Baran Group, Ltd.	9,500	39,194
*	Beit Shemesh Engines Holdings, Ltd.	1	—
	Blue Square-Israel, Ltd.	100,987	667,929
*	Clal Insurance Enterprise Holdings, Ltd.	267,547	3,108,315
*	Compugen, Ltd.	11,938	14,018
	Dan Vehicle & Transportation	49,939	217,555
	Delek Automotive Systems, Ltd.	37,228	294,711
*	Delta-Galil Industries, Ltd.	31,300	65,113
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	59,860	81,689
	Elbit Medical Imaging, Ltd.	37,507	674,921
	Electra (Israel), Ltd.	5,396	446,396
*	Feuchtwanger Investments, Ltd.	4,200	12
*	First International Bank of Israel, Ltd. (6123804)	456,181	747,551
*	First International Bank of Israel, Ltd. (6123815)	26,108	217,675
	FMS Enterprises Migun, Ltd.	10,169	246,593
	Formula Systems, Ltd.	18,238	101,464
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom Industries, Ltd.	155,741	1,136,639
*	Granite Hacarmel Investments, Ltd.	19,200	31,665
*	Hadera Paper, Ltd.	8,541	316,281
*	Hamlet (Israel-Canada), Ltd.	6,342	22,600
*	Harel Insurance Investments & Finances, Ltd.	106,806	3,326,434
*	Hot Telecommunications Systems	68,469	487,524
	IBI Investment House, Ltd.	6,530	40,317
*	Industrial Building Corp., Ltd.	276,524	345,854
	Israel Discount Bank, Ltd. Series A	740,303	693,000
	Ituran Location & Control, Ltd.	31,200	245,966
*	Jerusalem Oil Exploration, Ltd.	14,516	112,595
*	Knafaim Arkia Holdings, Ltd.	27,233	132,215
*	Leader Holding & Investments, Ltd.	74,777	28,778
*	Magic Software Enterprises, Ltd.	43,946	61,550
*	Menorah Mivtachim Holdings, Ltd.	5,000	36,258
*	Mer Industries, Ltd.	19,959	97,342
*	Metalink, Ltd.	43,556	10,306
*	Metis Capital, Ltd.	1,079	4,237
	Middle East Tube Co., Ltd.	13,500	17,401
*	Migdal Insurance & Financial, Ltd. Holdings	51,072	56,444
*	Mivtach Shamir Holdings, Ltd.	16,251	273,635
*	Naphtha Israel Petroleum Corp.	21,126	43,791
*	Neto M.E. Holdings, Ltd.	6,938	134,640
	O.R.T. Technologies, Ltd.	6,000	33,929
*	OCIF Investments and Development, Ltd.	5,002	21,871
	Oil Refineries, Ltd.	1,901,697	688,007
*	Orckit Communications, Ltd.	125,396	393,914
	Osem Investment, Ltd.	1	7
*	Retalix, Ltd.	11,628	97,862
	Scailex Corp., Ltd.	60,694	458,425
*	Shikun & Binui, Ltd.	815,326	763,166

14

	Spectronix, Ltd.	9,752	33,771
*	Suny Electronic, Ltd.	24,470	65,043
	Super-Sol, Ltd. Series B	449,336	1,463,545
*	The Israel Land Development Co., Ltd.	34,759	90,643
*	Tower Semiconductor, Ltd.	827,655	235,954
*	TTI Team Telecom International, Ltd. ADR	21,390	15,508
*	Union Bank of Israel, Ltd.	168,258	360,433
*	Urdan Industries, Ltd.	303,535	109,984
*	VeriFone Holdings, Inc.	1	2

TOTAL — ISRAEL			20,568,871

MALAYSIA — (5.3%)
COMMON STOCKS — (5.3%)
	A&M Realty Berhad	130,000	14,881
	Acoustech Berhad	170,200	33,151
	Aeon Co. Berhad	974,200	1,088,371
*	AMBD Berhad	2,148,100	98,792
	Amway (Malaysia) Holdings Berhad	396,700	835,994
	Ancom Berhad	400,500	60,510
	Ann Joo Resources Berhad	981,750	422,629
*	Anson Perdana Berhad	10,000	126
	APM Automotive Holdings Berhad	215,100	106,707
*	Asas Dunia Berhad	173,000	26,242
*	Asia Pacific Land Berhad	1,888,600	145,433
	Bandar Raya Developments Berhad	1,190,200	395,747
	Berjaya Corp. Berhad	4,994,500	1,174,105
	Berjaya Land Berhad	1,067,000	986,474
	Bernas Padiberas Nasional Berhad	1,175,200	447,713
	Bimb Holdings Berhad	894,600	255,498
	Bolton Properties Berhad	674,600	118,572
	Boustead Holdings Berhad	644,100	642,272
	Cahya Mata Sarawak Berhad	823,600	318,431
	Carlsberg Brewery Malaysia Berhad	655,600	661,811
	Chemical Co. of Malaysia Berhad	472,600	299,764
	Chin Teck Plantations Berhad	33,000	59,111
	Choo Bee Metal Industries Berhad	26,000	10,059
	Cycle & Carriage Bintang Berhad	15,000	9,119
*	Datuk Keramik Holdings Berhad	24,000	—
	Dijaya Corp. Berhad	144,200	37,115
	DNP Holdings Berhad	544,400	127,201
	DRB-Hicom Berhad	1,244,700	346,513
	Dreamgate Corp. Berhad	2,061,200	77,617
	Dutch Lady Milk Industries Berhad	125,700	336,911
*	Eastern & Oriental Berhad (6468754)	830,200	141,235
	Eastern & Oriental Berhad (B19ZLW1)	36,000	8,621
	Eastern Pacific Industrial Corp. Berhad	218,100	81,099
	ECM Libra Avenue Berhad	1,592,777	276,548
	Encorp Berhad	196,700	40,703
	Eng Kah Corp. Berhad	32,000	22,559
	Esso Malaysia Berhad	420,600	267,274
	Faber Group Berhad	538,000	135,140

15

	Far East Holdings Berhad	61,500	95,603
*	Fountain View Development Berhad	808,200	49,945
	Fraser & Neave Holdings Berhad	366,000	893,416
	General Corp. Berhad	225,100	47,881
	George Kent (Malaysia) Berhad	124,200	21,754
	GHL Systems Berhad	308,767	14,616
	Globetronics Technology Berhad	517,560	99,443
	Glomac Berhad	370,200	69,390
	Gold Is Berhad	279,600	108,384
*	Golden Plus Holdings Berhad	216,000	48,444
	Grand United Holdings Berhad	787,000	109,110
	Guiness Anchor Berhad	897,100	1,446,916
	GuocoLand (Malaysia) Berhad	1,359,800	326,811
	Hap Seng Consolidated Berhad	1,171,900	745,813
	HLG Capital Berhad	100,400	30,998
	Hock Seng Lee Berhad	1,010,300	186,750
	Hong Leong Industries Berhad	605,900	597,964
	Hovid Berhad	1,803,300	95,741
	Hume Industries (Malaysia) Berhad	412,267	338,211
	Hunza Properties Berhad	500,400	183,260
	Hwang-DBS (Malaysia) Berhad	293,200	106,003
*	IJM Land Berhad	1,207,000	447,027
	IJM Plantations Berhad	1,188,700	804,546
*	Insas Berhad	1,642,200	186,097
	Integrated Logistics Berhad	544,300	104,806
*	Jaks Resources Berhad	800,700	105,934
	Jaya Tiasa Holdings Berhad	436,390	234,576
*	Johan Holdings Berhad	190,600	15,140
	JT International Berhad	550,600	655,125
	K & N Kenanga Holdings Berhad	762,300	134,481
*	Karambunai Corp. Berhad	5,564,900	131,843
	Keck Seng (Malaysia) Berhad	552,100	479,787
	KFC Holdings (Malaysia) Berhad	562,000	1,085,651
	Kian Joo Can Factory Berhad	1,091,080	366,760
	Kim Hin Industry Berhad	52,000	12,749
	Kim Loong Resources Berhad	221,760	120,460
	KPJ Healthcare Berhad	327,700	275,019
	KrisAssets Holdings Berhad	88,863	64,870
	KSL Holdings Berhad	649,266	132,876
*	Kub Malaysia Berhad	1,353,500	163,994
	Kuchai Development Berhad	87,100	15,396
	Kulim Malaysia Berhad	536,050	832,528
*	Kumpulan Europlus Berhad	1,228,800	109,940
*	Kumpulan Hartanah Selangor Berhad	708,600	82,791
*	Kurnia Asia Berhad	2,485,800	226,115
	Kwantas Corp. Berhad	343,600	181,082
*	Land & General Berhad	2,091,400	140,307
	Landmarks Berhad	923,400	244,964
*	LBS Bina Group Berhad	680,600	57,973
	Leader Universal Holdings Berhad	1,018,700	162,275
	Leong Hup Holdings Berhad	427,700	106,147
	Lingkaran Trans Kota Holdings Berhad	915,600	563,315

16

*	Lion Corp Berhad	616,300	67,854
	Lion Industries Corp. Berhad	424,800	118,311
*	MAA Holdings Berhad	346,666	61,006
*	Malaysia Aica Berhad	48,200	7,442
	Malaysia Building Society Berhad	7,000	1,868
	Malaysian Mosaics Berhad	71,460	13,857
	Malaysian Pacific Industries Berhad	339,500	459,399
	Malaysian Resources Corp. Berhad	1,794,366	570,391
*	Mancon Berhad	12,000	2,933
	Manulife Holdings Berhad	100,800	72,684
	Marco Holdings Berhad	2,835,400	106,607
*	Matrix International Berhad	684,000	74,702
	MBM Resources Berhad	322,366	207,216
*	Measat Global Berhad	160,900	47,441
	Media Prima Berhad	1,115,533	390,384
	Mega First Corp. Berhad	361,600	83,647
*	MEMS Technology Berhad	1,917,000	40,357
	Metro Kajang Holdings Berhad	138,900	35,352
*	Minho (M) Berhad	181,100	14,926
	MNRB Holdings Berhad	497,100	405,499
	MTD ACPI Engineering Berhad	601,000	67,179
	Muhibbah Engineering Berhad	750,150	240,668
*	Mulpha International Berhad	2,268,650	262,994
	Multi-Purpose Holdings Berhad	457,000	170,085
	Naim Holdings Berhad	622,300	262,127
*	Narra Industries Berhad	16,000	1,730
	NCB Holdings Berhad	1,147,200	862,147
	New Straits Times Press (Malaysia) Berhad	720,000	243,323
*	Nikko Electronics Berhad	36,600	103
	Notion VTEC Berhad	1,293,600	90,150
	NTPM Holdings Berhad	991,080	101,477
	NV Multi Corp. Berhad	430,900	61,331
*	NWP Holdings Berhad	112,000	8,022
	Nylex (Malaysia) Berhad	618,600	101,331
	OKS Property Holdings Berhad	256,835	33,097
	Oriental Holdings Berhad	10,500	14,081
	OSK Holdings Berhad	1,375,271	469,729
	P.I.E. Industrial Berhad	140,100	162,681
*	Pan Malaysia Cement Works Berhad	766,600	26,875
*	Pan Malaysian Industries Berhad	1,389,000	25,200
	Panasonic Manufacturing Malaysia Berhad	157,184	476,678
*	Panglobal Berhad	14,000	7,433
	Paramount Corp. Berhad	24,000	14,803
	PBA Holdings Berhad	274,100	78,167
	Pelikan International Corp. Berhad	599,560	145,839
	PJ Development Holdings Berhad	1,070,900	155,749
	Pos Malaysia Berhad	84,000	52,554
*	Prime Utilities Berhad	3,000	114
	Protasco Berhad	575,600	122,035
	Puncak Niaga Holdings Berhad	749,520	620,124
	QL Resources Berhad	673,050	486,949
	QSR Brand Berhad	37,333	28,955

17

*	Ramunia Holdings Berhad	695,447	119,277
*	Rekapacific Berhad	55,000	—
*	Salcon Berhad	572,400	73,032
	Sarawak Oil Palms Berhad	179,660	113,128
	Scientex, Inc. Berhad	344,862	96,493
	Selangor Dredging Berhad	1,118,200	156,115
	Shangri-La Hotels (Malaysia) Berhad	171,200	88,174
	SHL Consolidated Berhad	277,400	86,298
*	South East Asia Lumber, Inc. Berhad	662,000	58,536
	Southern Acids (Malaysia) Berhad	41,000	16,262
	Southern Steel Berhad	502,800	215,384
*	SPK Sentosa Corp. Berhad	274,000	33,739
*	SRI Hartemas Berhad	65,000	—
	Star Publications (Malaysia) Berhad	548,400	489,590
	Subur Tiasa Holdings Berhad	386,085	183,850
*	Sunrise Berhad	836,008	306,779
	Sunway City Berhad	724,900	428,639
	Sunway Holdings Berhad	1,046,000	242,301
	Supermax Corp. Berhad	708,700	305,646
	Suria Capital Holdings Berhad	672,800	177,831
	Symphony House Berhad	276,586	18,187
	Ta Ann Holdings Berhad	409,380	378,712
	TA Enterprise Berhad	2,890,300	759,239
	Tahp Group Berhad	4,000	3,157
*	Talam Corp. Berhad	5,149,050	144,557
	Tamco Corp. Holdings Berhad	38,025	588
	Tan Chong Motor Holdings Berhad	1,344,900	546,120
	TDM Berhad	355,500	162,751
*	Tebrau Teguh Berhad	1,016,400	152,771
	TH Group Berhad	907,000	—
	Thong Guan Industries Berhad	215,100	47,106
	Top Glove Corp. Berhad	555,880	864,952
	Tradewinds (Malaysia) Berhad	371,600	277,567
	TRC Synergy Berhad	64,800	21,819
	UAC Berhad	44,715	35,125
	Uchi Technologies Berhad	487,700	170,907
	Unico-Desa Plantations Berhad	1,853,775	350,636
	Unisem (M) Berhad	921,800	213,904
	United Malacca Rubber Estates Berhad	267,400	469,234
	United Malayan Land Berhad	13,000	3,819
	United Plantations Berhad	535,700	1,607,603
	Utusan Melayu (Malaysia) Berhad	144,500	27,909
	VS Industry Berhad	427,326	130,343
	Wah Seong Corp. Berhad	1,157,250	550,365
*	WTK Holdings Berhad	1,165,000	310,204
	Yeo Hiap Seng (Malaysia) Berhad	56,760	20,245
	YTL e-Solutions Berhad	3,485,600	491,575
	Yu Neh Huat Berhad	775,916	269,738
	Zelan Berhad	1,146,600	249,380
TOTAL COMMON STOCKS			43,616,268

18

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	176,957	8,450
*	Malayan United Industries Berhad A2	176,957	7,705
TOTAL PREFERRED STOCKS			16,155

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	490,290	49,580
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	339
*	OSK Holdings Berhad Warrants 09/30/12	1,696	57
*	Ramunia Holdings Berhad Warrants 12/20/09	1,840	281
*	Salcon Berhad Warrants 05/17/14	130,000	4,565
TOTAL RIGHTS/WARRANTS			54,822

TOTAL — MALAYSIA			43,687,245

MEXICO — (5.1%)
COMMON STOCKS — (5.1%)
#	Alfa S.A.B. de C.V. Series A	125,200	217,191
* #	Alsea de Mexico S.A.B. de C.V.	482,100	195,550
* #	Axtel, S.A.B. de C.V.	195,900	81,164
* #	Banco Compartamos S.A. de C.V.	259,200	645,841
* #	Carso Infraestructura y Construccion S.A.B. de CV	394,300	197,064
#	Cia Minera Autlan S.A.B. de C.V.	94,400	127,248
#	Consorcio ARA S.A.B. de C.V.	219,200	66,843
*	Consorcio Hogar S.A.B. de C.V. Series B	767,929	73,422
* #	Corporacion GEO S.A.B. de C.V. Series B	1,330,000	1,734,029
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	399,981
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	772
	Corporacion Moctezuma S.A.B. de C.V.	858,200	1,448,360
	Corporativo Fragua S.A.B. de C.V. Series B	31	180
	Corporativo GBM S.A.B de C.V.	29,028	5,698
*	Desarrolladora Homex S.A.B. de C.V.	422,300	1,309,479
*	Dine S.A.B. de C.V.	196,367	85,055
#	Embotelladora Arca S.A.B. de C.V.	1,909,100	4,300,522
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	13,429
* #	Empresas ICA S.A.B. de C.V.	1,463,608	2,660,913
* #	Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	4,941,520
*	Gruma S.A.B. de C.V. ADR	58,800	138,768
* #	Gruma S.A.B. de C.V. Series B	1,253,434	757,181
	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	383,200	392,748
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	469,368
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	1,937,500
	Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	1,774,798
	Grupo Continental S.A.B. de C.V.	3,323,559	5,873,884
	Grupo Herdez S.A.B. de C.V.	107,000	104,628
	Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	314,320
*	Grupo Industrial Saltillo S.A.B. de C.V.	243,300	45,819
* #	Grupo Iusacell S.A.B. de C.V.	37,850	116,242
*	Grupo Kuo S.A.B. de C.V. Series B	222,767	88,745
*	Grupo Nutrisa S.A. de C.V.	188	221
	Grupo Posadas S.A. de C.V. Series L	199,000	167,923

19

*	Grupo Qumma S.A. de C.V. Series B	105,334	1,373
	Industrias Bachoco S.A.B. de C.V. Series B	152,000	192,450
*	Industrias CH S.A.B. de C.V. Series B	3,280,048	7,227,224
#	Mexichem S.A.B.de C.V.	238,900	214,571
*	Promotora y Operadora de Infraestructura S.A. de C.V.	3,110	4,843
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	359
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	1,345
*	Savia S.A. de C.V.	610,700	35,388
#	TV Azteca S.A.B. de C.V. Series A	6,581,300	2,235,716
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	902,500	993,626
	Vitro S.A.B. de C.V.	736,702	327,637
#	Vitro S.A.B. de C.V. Sponsored ADR	415,043	568,609

TOTAL — MEXICO			42,489,547

PHILIPPINES — (1.1%)
COMMON STOCKS — (1.1%)
	A. Soriano Corp.	3,430,211	167,623
	Aboitiz Equity Ventures, Inc.	6,767,000	810,552
	Alaska Milk Corp.	1,404,000	114,446
	Bacnotan Consolidated Industries, Inc.	185,549	30,696
*	Belle Corp.	20,937,000	302,593
*	Benpres Holdings Corp.	6,381,000	181,530
	Cebu Holdings, Inc.	2,284,000	69,999
*	Digital Telecommunications Phils., Inc.	15,500,000	346,286
	Filinvest Development Corp.	11,428,000	377,811
	Filinvest Land, Inc.	156,257,577	1,832,408
*	First Philippines Holdings Corp.	2,269,900	1,158,964
	Ginebra San Miguel, Inc.	1,003,200	264,741
*	House of Investments, Inc.	732,000	22,105
*	Ionics, Inc.	769,825	22,606
	Jollibee Food Corp.	640,000	606,856
*	Lepanto Consolidated Mining Co. Series B	2,970,000	5,216
*	Mabuhay Holdings Corp.	516,000	2,241
	Macroasia Corp.	447,500	27,122
	Manila Jockey Club, Inc.	163,277	10,467
*	Manila Mining Corp.	149,300,000	29,295
*	Metro Pacific Corp. Series A	1,827,193	78,593
*	Paxys, Inc.	1,757,280	28,928
*	Philex Mining Corp.	2,688,400	300,401
*	Philippine Bank of Communications	14,726	9,592
*	Philippine National Bank	728,975	240,992
*	Philippine National Construction Corp.	173,000	17,530
	Philippine Savings Bank	356,863	284,118
	Philippine Stock Exchange, Inc.	19,800	110,408
*	Philippine Townships, Inc.	216,267	413
	Republic Glass Holding Corp.	507,500	14,693
	RFM Corp.	9,734,268	70,578
	Robinson’s Land Corp. Series B	1,525,870	173,141
	Security Bank Corp.	320,842	232,039
	Semirara Mining Corp.	266,900	152,398
	Shang Properties, Inc.	1,759,970	48,820

20

	SM Development Corp.	7,811,320	483,818
	Union Bank of the Philippines	47,500	23,308
*	Universal Rightfield Property Holdings, Inc.	1,062,000	615
	Universal Robina Corp.	3,594,015	534,906
*	Victorias Milling Co., Inc.	139,680	2,513
*	Vista Land & Lifescapes, Inc.	647,700	14,169
*	Yehey! Corp.	29,670	—

TOTAL — PHILIPPINES			9,205,530

POLAND — (2.1%)
COMMON STOCKS — (2.1%)
	Agora SA	156,140	727,263
*	Alchemia SA	113,938	247,977
*	Amica Wronki SA	24,082	37,762
	Apator SA	24,153	94,982
	Asseco Poland SA	27,615	433,753
*	Bank Przemyslowo Handlowy BPH SA	12,274	125,238
*	Barlinek SA	15,043	14,536
*	Bioton SA	2,362,149	215,425
*	Budimex SA	37,430	778,331
*	Cersanit-Krasnystaw SA	170,318	554,543
	Ciech SA	8,204	78,467
	Debica SA	29,862	443,616
	Decora SA	9,066	30,744
*	Echo Investment SA	1,181,980	1,028,441
	Elektrobudowa SA	10,608	451,090
	Eurocash SA	160,686	491,874
*	Fabryki Mebli Forte SA	55,216	120,567
*	Farmacol SA	61,368	539,042
*	Ferrum SA	309	456
	Grupa Kety SA	39,137	828,277
*	Grupa Lotos SA	44,240	221,378
	Impexmetal SA	599,390	304,946
*	Koelner SA	14,231	36,096
*	Kroscienskie Huty Szkla Krosno SA	43,176	2,297
*	Lentex SA	24,214	145,180
*	LPP SA	1,283	386,219
*	MNI SA	253,024	216,055
*	Mondi Packaging Paper Swiecie SA	30,048	468,350
	Mostostal Siedlce SA	677,652	791,139
*	Mostostal Warszawa SA	37,200	597,423
*	Mostostal Zabrze Holding SA	30,662	35,325
	Multimedia Polska SA	64,141	132,574
*	Netia Holdings SA	1,021,505	1,085,714
*	NG2 SA	64,565	681,856
	Orbis SA	137,403	1,509,643
	Pekaes SA	24,538	71,519
*	Polska Grupa Farmaceutyczna SA	33,497	307,989
*	Raciborska Fabryka Kotlow SA	245,241	506,021
	Sniezka SA	5,612	47,261
*	Stalexport SA	666,131	323,184

21

*	Synthos SA	1,813,162	338,873
*	Vistula Group SA	232,490	83,286
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,334	1,366,780
	Zaklady Azotowe Pulawy SA	11,032	249,406
	Zaklady Tluszcowe Kruszwica SA	37,250	533,531
	Zelmer SA	12,580	98,613

TOTAL — POLAND			17,783,042

SOUTH AFRICA — (8.9%)
COMMON STOCKS — (8.9%)
*	Adcock Ingram Holdings, Ltd.	138,376	683,344
	Adcorp Holdings, Ltd.	55,220	136,133
	Advtech, Ltd.	486,983	228,426
	Aeci, Ltd.	242,313	1,388,474
	Afgri, Ltd.	191,518	110,244
*	Aflease Gold, Ltd.	195,228	34,123
	African Oxygen, Ltd.	179,969	360,498
*	AG Industries, Ltd.	1,647,458	70,351
	Allied Electronics Corp., Ltd.	163,698	423,760
	Allied Technologies, Ltd.	44,296	299,406
	Argent Industrial, Ltd.	37,236	34,949
*	Argility, Ltd.	65,013	—
	Astral Foods, Ltd.	89,337	1,039,542
	Aveng, Ltd.	853,649	3,264,724
	AVI, Ltd.	45,572	88,281
*	Avusa, Ltd.	392,940	818,204
	Barloworld, Ltd.	444,844	1,881,389
*	Bell Equipment, Ltd.	158,539	103,366
	Business Connexion Group	229,687	90,768
	Capitec Bank Holdings, Ltd.	83,248	381,909
	Cashbuild, Ltd.	21,666	166,191
	Ceramic Industries, Ltd.	31,493	253,103
*	Cipla Medpro South Africa, Ltd.	185,301	90,515
	City Lodge Hotels, Ltd.	80,828	637,580
*	Corpgro, Ltd.	241,136	—
	Cullinan Holdings, Ltd.	434,430	22,879
	Data Tec, Ltd.	183,285	360,830
	Datacentrix Holdings, Ltd.	20,000	8,021
	Delta Electrical Industries, Ltd.	83,032	85,562
	Dimension Data Holdings P.L.C.	3,458,471	2,587,466
	Distell Group, Ltd.	297,735	1,895,543
	Distribution & Warehousing Network, Ltd.	258,997	206,887
*	Dorbyl, Ltd.	222,291	80,897
	Durban Roodeport Deep, Ltd.	464,724	369,346
*	ElementOne, Ltd.	325,845	412,463
	Famous Brands, Ltd.	9,678	18,400
	Foschini, Ltd.	521,461	2,759,686
	Gold Reef Resorts, Ltd.	272,973	564,106
	Grindrod, Ltd.	1,607,864	2,634,920
	Group Five, Ltd.	285,294	1,061,260
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	1,687,860

22

	Hudaco Industries, Ltd.	45,654	262,967
	Hulamin, Ltd.	93,729	113,368
	Iliad Africa, Ltd.	314,538	240,781
	Illovo Sugar, Ltd.	196,265	599,103
	Imperial Holdings, Ltd.	473,889	3,036,115
*	JCI, Ltd.	1,622,051	—
	JD Group, Ltd.	1,161,251	4,653,662
*	JSE, Ltd.	217,995	1,337,937
*	Kap International Holdings, Ltd.	1,834,945	300,931
	Lewis Group, Ltd.	273,000	1,347,947
*	M Cubed Holdings, Ltd.	385,000	9,094
	Medi-Clinic Corp., Ltd.	273,196	660,106
*	Merafe Resources, Ltd.	4,526,666	418,714
*	Metorex, Ltd.	1,453,388	292,662
	Metropolitan Holdings, Ltd.	1,697,716	2,124,333
	Mondi, Ltd.	9,694	32,383
	Mr. Price Group, Ltd.	928,134	2,840,960
	Murray & Roberts Holdings, Ltd.	5,118	28,565
	Mustek, Ltd.	784,364	128,609
	Mvelaphanda Group, Ltd.	50,330	27,524
	Nampak, Ltd.	1,085,091	1,605,729
	Network Healthcare Holdings, Ltd.	849,829	931,966
	New Clicks Holdings, Ltd.	918,874	1,771,872
	Northam Platinum, Ltd.	68,532	226,589
	Nu-World Holdings, Ltd.	28,894	47,723
	Oceana Group, Ltd.	235,042	674,648
	Omnia Holdings, Ltd.	80,602	491,744
	Peregrine Holdings, Ltd.	481,947	367,008
	PSG Group, Ltd.	145,126	270,663
	Rainbow Chicken, Ltd.	58,476	111,421
*	Randgold & Exploration Co., Ltd.	60,670	—
	Raubex Group, Ltd.	192,298	496,289
	Redefine Income Fund, Ltd.	34,692	29,214
	Reunert, Ltd.	594,843	2,939,655
	Santam, Ltd.	61,865	568,834
*	SecureData Holdings, Ltd.	339,582	12,833
	Sentula Mining, Ltd.	825,428	297,034
*	Simmer & Jack Mines, Ltd.	1,028,144	330,545
	Spur Corp., Ltd.	53,697	51,843
	Sun International, Ltd.	181,940	1,723,715
*	Super Group, Ltd.	3,329,723	242,182
	The Spar Group, Ltd.	559,850	3,495,542
*	Tiger Wheels, Ltd.	153,255	—
	Tongaat-Hulett, Ltd.	625,434	5,516,841
	Trans Hex Group, Ltd.	153,546	26,338
	Trencor, Ltd.	97,601	200,589
	UCS Group, Ltd.	144,872	22,192
	Value Group, Ltd.	321,111	113,389
*	Wesizwe Platinum, Ltd.	359,842	56,663
	Wilson Bayly Holme-Ovcon, Ltd.	190,920	2,237,351
	Woolworths Holdings, Ltd.	2,268,438	3,199,912

TOTAL — SOUTH AFRICA			73,857,491

23

SOUTH KOREA — (12.9%)
COMMON STOCKS — (12.9%)
	Aekyung Petrochemical Co., Ltd.	7,150	106,482
*	Artone Paper Manufacturing Co., Ltd.	12,737	23,124
	Asia Cement Manufacturing Co., Ltd.	3,603	124,533
*	Asia Paper Manufacturing Co., Ltd.	8,880	53,908
*	Asiana Airlines, Inc.	176,710	571,649
*	AUK Corp.	2,160	3,957
	Baek Kwang Mineral Products Co., Ltd.	1,860	24,465
#	Bing Grae Co., Ltd.	12,140	381,220
	Bohae Brewery Co., Ltd.	1,100	13,867
*	Boo Kook Securities Co., Ltd.	7,410	138,575
	Boryung Pharmaceutical Co., Ltd.	3,586	73,090
* #	Bu Kwang Pharmaceutical Co., Ltd.	26,171	331,570
	Busan Bank	260,060	1,426,446
	BYC Co., Ltd.	710	71,095
	Byuck San Corp.	5,300	38,644
*	Byuck San Engineering and Construction Co., Ltd.	38,300	88,996
*	C & Heavy Industries Co., Ltd.	22,433	3,060
*	Capro Corp.	50,930	243,312
* #	Celrun Co., Ltd.	22,630	58,659
	Cheil Worldwide, Inc.	8,623	1,568,174
*	Cho Kwang Leather Co., Ltd.	10,640	54,439
	Cho Kwang Paint Co., Ltd.	12,070	28,271
*	Choil Aluminum Manufacturing Co., Ltd.	8,700	36,830
#	Chong Kun Dang Pharmaceutical Corp.	22,392	336,049
*	Choongwae Holdings Co., Ltd.	5,482	32,902
	Choongwae Pharmaceutical Corp.	10,203	122,542
	Chosun Refractories Co., Ltd.	2,210	100,729
#	Chungho Comnet Co., Ltd.	2,320	25,746
#	CJ CGV Co., Ltd.	28,890	378,328
#	CJ Corp.	26,223	1,008,495
*	Cosmochemical Co., Ltd.	14,640	62,495
	Crown Confectionery Co., Ltd.	1,360	61,713
	Dae Dong Industrial Co., Ltd.	6,090	86,705
*	Dae Ho Corp.	543	55
	Dae Hyun Co., Ltd.	51,280	28,369
* #	Dae Sang Corp.	34,350	170,422
	Dae Won Kang Up Co., Ltd.	80,800	107,122
#	Daeduck Electronics Co., Ltd.	36,917	121,188
#	Daeduck Industries Co., Ltd.	21,536	117,142
	Daegu Bank Co., Ltd.	261,800	1,797,604
#	Daehan City Gas Co., Ltd.	11,541	241,081
* #	Daehan Fire & Marine Insurance Co., Ltd.	48,040	336,152
#	Daehan Flour Mills Co., Ltd.	2,110	215,398
	Daehan Synthetic Fiber Co., Ltd.	1,750	95,262
	Daekyo Co., Ltd.	98,400	480,933
*	Daekyung Machinery & Engineering Co., Ltd.	54,200	137,647
#	Daelim Industrial Co., Ltd.	56,180	2,727,306
	Daelim Trading Co., Ltd.	17,730	56,516

24

	Daesang Holdings Co., Ltd.	7,072	16,348
#	Daesung Industrial Co., Ltd.	6,130	355,608
* #	Daewoo Motor Sales Corp.	31,830	333,654
*	Daewoong Co., Ltd.	6,546	114,952
* #	Daewoong Pharmaceutical Co., Ltd.	11,178	511,337
	Dahaam E-Tec Co., Ltd.	2,200	49,932
*	Daishin Securities Co., Ltd.	91,200	1,268,628
*	Daiyang Metal Co., Ltd.	22,400	51,559
#	Daou Technology, Inc.	56,480	348,892
	Digital Power Communications Co., Ltd.	50,540	52,404
	Dong Ah Tire Industrial Co., Ltd.	22,245	143,715
	Dong Bu Insurance Co., Ltd.	42,460	873,347
	Dong IL Rubber Belt Co., Ltd.	13,290	19,917
* #	Dong Wha Pharmaceutical Industries Co., Ltd.	9,470	294,358
#	Dong-A Pharmaceutical Co., Ltd.	18,194	1,277,537
	Dongbang Agro Co., Ltd.	19,470	106,410
	Dongbang Transport Logistics Co., Ltd.	26,000	50,789
	Dongbu Corp.	25,950	226,752
*	Dongbu HiTek Co., Ltd.	32,873	243,492
* #	Dongbu Securities Co., Ltd.	35,541	199,256
#	Dongbu Steel Co., Ltd.	30,980	219,924
	Dong-Il Corp.	3,124	129,658
	Dongil Paper Manufacturing Co., Ltd.	37,700	31,679
#	Dongwon F&B Co., Ltd.	3,360	89,379
	Dongwon Industries Co., Ltd.	3,115	218,371
#	Dongwon Systems Corp.	138,447	164,583
	Dongyang Mechatronics Corp.	44,411	152,991
#	Doosan Construction & Engineering Co., Ltd.	83,770	496,815
	DPI Co., Ltd.	8,565	37,429
*	DuzonBIzon Co., Ltd.	29,690	23,106
#	E1 Corp.	7,720	450,273
*	Eagon Industrial Co., Ltd.	3,120	35,060
	e-Starco Co., Ltd.	59,320	47,472
	F&F Co., Ltd.	21,060	52,314
* #	First Fire & Marine Insurance Co., Ltd.	23,310	125,563
* #	Firstech Co., Ltd.	29,829	48,334
*	Foosung Co., Ltd.	46,809	148,779
	Fursys, Inc.	15,560	282,825
	Gaon Cable Co., Ltd.	4,470	111,358
#	GIIR, Inc.	14,410	101,609
#	Global & Yuasa Battery Co., Ltd.	16,060	373,419
#	Green Cross Corp.	6,272	501,133
	Green Cross Holdings Corp.	1,825	94,123
* #	Green Non-Life Insurance Co., Ltd.	4,877	24,265
#	Gwangju Shinsegae Co., Ltd.	1,820	164,467
	Halla Climate Control Corp.	106,070	727,417
	Halla Engineering & Construction Corp.	13,160	254,972
* #	Han All Pharmaceutical Co., Ltd.	34,948	147,853
#	Han Kuk Carbon Co., Ltd.	28,623	159,399
* #	Han Yang Securities Co., Ltd.	12,760	108,739
	Handok Pharmaceuticals Co., Ltd.	12,760	128,718
#	Handsome Corp.	34,799	256,348

25

#	Hanil Cement Manufacturing Co., Ltd.	11,411	743,618
	Hanil Construction Co., Ltd.	8,938	55,514
	Hanil E-Wha Co., Ltd.	38,970	80,048
*	Hanil Iron & Steel Co., Ltd.	2,450	26,061
#	Hanjin Transportation Co., Ltd.	13,211	329,340
	Hankook Cosmetics Co., Ltd.	25,320	61,439
	Hankook Shell Oil Co., Ltd.	1,620	97,472
*	Hankook Synthetics, Inc.	550	41
	Hankuk Electric Glass Co., Ltd.	3,760	75,139
	Hankuk Glass Industries, Inc.	12,660	230,363
#	Hankuk Paper Manufacturing Co., Ltd.	5,840	159,643
#	Hanmi Pharm Co., Ltd.	14,831	1,585,683
*	Hansae Co., Ltd.	16,560	77,960
	Hansae Yes24 Holdings Co., Ltd.	5,520	14,432
	Hansol Chemical Co., Ltd.	12,170	81,593
	Hansol CSN Co., Ltd.	65,160	67,866
#	Hansol LCD, Inc.	5,777	112,075
*	Hansol Paper Co., Ltd.	53,310	394,019
#	Hanssem Co., Ltd.	30,600	177,893
	Hanwha Chemical Corp.	155,677	1,400,051
* #	Hanwha Non-Life Insurance Co., Ltd.	24,410	199,506
*	Hanwha Securities Co., Ltd.	65,931	564,565
	Hanwha Timeworld Co., Ltd.	5,120	38,661
* #	HeungKuk Fire & Marine Insurance Co., Ltd.	79,818	331,288
	Hite Holdings Co., Ltd.	12,830	324,078
* #	HMC Investment Securities Co., Ltd.	21,374	413,082
	Hotel Shilla Co., Ltd.	64,708	802,056
*	HS R&A Co., Ltd.	1,460	7,748
#	Huchems Fine Chemical Corp.	31,846	638,644
	Husteel Co., Ltd.	7,220	108,774
	Hwa Sung Industrial Co., Ltd.	12,520	62,155
	Hwacheon Machinery Works Co., Ltd.	2,200	23,817
	Hwashin Co., Ltd.	22,220	37,134
	Hyosung T & C Co., Ltd.	11,400	708,592
*	Hyundai Auton Co., Ltd.	235,770	735,073
*	Hyundai Cement Co., Ltd.	10,020	126,259
* #	Hyundai Corp.	21,801	319,120
	Hyundai Department Store Co., Ltd.	21,041	1,306,399
	Hyundai DSF Co., Ltd.	7,510	45,947
#	Hyundai Elevator Co., Ltd.	7,294	401,908
#	Hyundai H & S Co., Ltd.	6,210	280,301
#	Hyundai Hysco	91,740	661,696
#	Hyundai Marine & Fire Insurance Co., Ltd.	132,660	1,536,659
	Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	30,376
* #	IHQ, Inc.	22,450	23,881
*	Il Dong Pharmaceutical Co., Ltd.	7,553	240,330
	Il Sung Construction Co., Ltd.	4,300	23,960
*	Il Yang Pharmaceutical Co., Ltd.	19,910	437,869
*	Iljin Display Co., Ltd.	2,568	13,604
*	Iljin Electric Co., Ltd.	26,649	218,870
*	Iljin Holdings Co., Ltd.	27,632	83,383
	Ilshin Spinning Co., Ltd.	1,730	79,720

26

#	Ilsung Pharmaceutical Co., Ltd.	2,040	108,556
	InziControls Co., Ltd.	1,260	3,244
	IS Dongseo Co., Ltd.	7,558	54,515
#	ISU Chemical Co., Ltd.	7,920	84,569
	Jahwa Electronics Co., Ltd.	16,460	86,048
	Jeil Pharmaceutical Co.	18,840	136,207
#	Jeonbuk Bank, Ltd.	63,490	292,676
	Jinheung Mutual Savings Bank Co., Ltd.	24,579	62,645
	K.C. Tech Co., Ltd.	26,276	79,517
* #	Keangnam Enterprises, Ltd.	21,653	197,943
#	KEC Holdings Co., Ltd.	18,229	14,250
*	Kedcom Co., Ltd.	42,070	14,120
	KG Chemical Corp.	8,410	56,913
	KISCO Corp.	10,860	456,562
#	KISWIRE, Ltd.	16,702	659,641
#	Kolon Engineering & Construction Co., Ltd.	21,890	144,090
	Kolon Industries, Inc.	23,890	659,239
*	Korea Cast Iron Pipe Co., Ltd.	26,090	91,490
*	Korea Circuit Co., Ltd.	19,330	44,807
	Korea Cottrell Co., Ltd.	14,960	141,469
* #	Korea Development Co., Ltd.	14,820	83,234
*	Korea Development Leasing Corp.	4,545	98,283
#	Korea Electric Terminal Co., Ltd.	14,990	196,629
#	Korea Export Packing Industries Co., Ltd.	3,990	30,756
*	Korea Flange Co., Ltd.	6,900	63,302
*	Korea Green Paper Manufacturing Co., Ltd.	10,702	18,518
*	Korea Investment Holdings Co., Ltd.	15,000	379,967
	Korea Iron & Steel Co., Ltd.	3,289	146,327
#	Korea Komho Petrochemical Co., Ltd.	26,400	709,084
	Korea Line Corp.	13,950	827,282
	Korea Mutual Savings Bank	6,040	97,155
* #	Korea Petrochemical Industry Co., Ltd.	10,960	354,554
*	Korea Reinsurance Co., Ltd.	185,883	1,720,401
*	Korea Technology Industry Co., Ltd.	97,090	247,685
	Korea Zinc Co., Ltd.	17,132	1,852,091
	Korean Air Terminal Service Co., Ltd.	3,350	87,729
*	Korean French Banking Corp.	66,958	42,298
* #	KP Chemical Corp.	121,051	662,190
	KPX Chemical Co., Ltd.	3,250	109,724
	KPX Fine Chemical Co., Ltd.	3,171	113,219
	KPX Holdings Corp.	3,008	89,197
* #	KTB Securities Co., Ltd.	80,240	327,219
#	Kukdo Chemical Co., Ltd.	8,450	250,358
	Kukdong Oil & Chemicals Co., Ltd.	3,623	46,045
*	Kukje Pharm Ind. Co., Ltd.	14,141	33,097
	Kumbi Corp.	670	17,623
#	Kumho Electronics Co., Ltd.	7,292	214,134
	Kumho Industrial Co., Ltd.	46,110	830,311
*	Kumho Investment Bank	101,210	47,828
* #	Kumho Tire Co., Inc.	90,000	432,736
	Kumkang Industrial Co., Ltd.	5,810	53,247
	Kunsul Chemical Industrial Co., Ltd.	7,190	70,733

27

#	Kwang Dong Pharmaceutical Co., Ltd.	74,760	195,850
	Kyeryong Construction Industrial Co., Ltd.	10,770	232,317
* #	Kyobo Securities Co., Ltd.	44,300	389,704
	Kyung Dong Navien Co., Ltd.	1,740	39,935
*	Kyungbang Co., Ltd.	1,100	110,639
	Kyungdong City Gas Co., Ltd.	2,270	87,005
	Kyung-in Synthetic Corp.	2,517	62,738
	Kyungnam Energy Co., Ltd.	28,770	61,886
	Lee Ku Industrial Co., Ltd.	35,635	28,164
#	LG Fashion Corp.	36,645	620,463
	LG International Corp.	65,552	1,054,527
* #	LG Life Sciences, Ltd.	26,935	1,294,955
#	LIG Insurance Co., Ltd.	79,960	1,004,099
	Lotte Chilsung Beverage Co., Ltd.	1,401	906,384
	Lotte Confectionary Co., Ltd.	990	797,028
#	Lotte Midopa Co., Ltd.	61,160	647,600
	Lotte Sam Kang Co., Ltd.	1,770	238,182
#	LS Industrial Systems Co., Ltd.	35,930	2,026,704
	Macquarie Korea Infrastructure Fund	24,591	90,749
	Manho Rope & Wire Co., Ltd.	3,950	54,931
#	Meritz Fire Marine Insurance Co., Ltd.	180,948	817,051
* #	Meritz Securities Co., Ltd.	278,555	263,431
	Miwon Commercial Co., Ltd.	831	36,673
*	Miwon Specialty Chemical Co., Ltd.	448	16,167
#	Moorim Paper Co., Ltd.	21,778	137,608
	Motonic Corp.	20,900	102,250
#	Namhae Chemical Corp.	63,074	1,109,267
* #	Namkwang Engineering & Construction Co., Ltd.	24,512	257,815
	Namyang Dairy Products Co., Ltd.	745	296,796
*	Nasan Co., Ltd.	23,824	23,187
	National Plastic Co., Ltd.	32,500	31,574
#	NCsoft Corp.	32,130	3,582,778
	Nexen Corp.	3,320	68,058
*	NH Investment & Securities Co., Ltd.	59,219	355,543
	Nong Shim Co., Ltd.	4,914	829,218
	Nong Shim Holdings Co., Ltd.	5,210	235,730
	Noroo Paint Co., Ltd.	14,277	34,410
*	ON*Media Corp.	106,370	237,651
#	ORION Corp.	7,780	1,188,804
	Ottogi Corp.	3,910	371,848
	Pacific Corp.	6,730	625,210
	Pacific Pharmaceutical Co., Ltd.	2,030	47,777
*	PaperCorea, Inc.	13,740	93,288
	Pohang Coated Steel Co., Ltd.	6,320	132,020
*	Poong Lim Industrial Co., Ltd.	31,880	77,260
* #	Poongsan Corp.	34,931	427,475
* #	Poongsan Holdings Corp.	6,567	92,245
*	Prime Entertainment Co., Ltd.	2,676	2,533
	Pulmuone Co., Ltd.	2,916	168,229
	Pum Yang Construction Co., Ltd.	8,260	65,293
	Pusan City Gas Co., Ltd.	14,730	241,514
*	Pyung Hwa Holdings Co., Ltd.	3,205	3,866

28

	Pyung Hwa Industrial Co., Ltd.	1,116	1,986
	S&T Corp.	93	2,120
* #	S&T Daewoo Co., Ltd.	12,330	153,682
#	S&T Dynamics Co., Ltd.	37,642	425,996
#	S&T holdings Co, Ltd.	31,368	300,388
#	S1 Corp.	28,093	1,029,522
*	Saehan Industries, Inc.	65,180	530,889
*	Saehan Media Corp.	15,530	34,963
*	Sajo Industries Co., Ltd.	5,990	120,080
*	Sajodaerim Corp.	4,770	67,167
#	Sam Jin Pharmaceutical Co., Ltd.	25,657	376,162
#	Sam Kwang Glass Industrial Co., Ltd.	4,820	152,062
	Sam Whan Camus Co., Ltd.	5,270	30,807
	Sam Yung Trading Co., Ltd.	13,450	42,393
	Sambu Construction Co., Ltd.	10,903	241,854
#	Samchully Co., Ltd.	5,480	549,988
*	Samho International Co., Ltd.	12,681	45,991
	Samhwa Crown and Closure Co., Ltd.	730	9,833
	Samhwa Paints Industrial Co., Ltd.	26,400	76,813
*	Samick Musical Instruments Co., Ltd.	146,160	88,863
	Samsung Climate Control Co., Ltd.	6,810	32,143
	Samsung Fine Chemicals Co., Ltd.	37,500	1,471,369
	Samwhan Corp.	13,660	151,839
#	Samyang Corp.	8,990	268,462
	Samyang Foods Co., Ltd.	7,360	134,870
	Samyang Genex Co., Ltd.	4,026	180,923
	Samyang Tongsang Co., Ltd.	1,760	30,828
#	Samyoung Electronics Co., Ltd.	17,870	171,919
#	Seah Besteel Corp.	21,720	280,367
	SeAH Holdings Corp.	4,622	249,288
	SeAH Steel Corp.	6,214	211,534
	Sebang Co., Ltd.	15,655	154,901
	Sejong Industrial Co., Ltd.	21,610	81,539
#	Seoul City Gas Co., Ltd.	3,590	156,042
* #	Seoul Securities Co., Ltd.	447,434	400,536
*	Serim Paper Manufacturing Co., Ltd.	24,240	70,045
#	Sewon Cellontech Co., Ltd.	50,071	457,432
*	SGWICUS Corp.	16,060	26,950
*	SH Chemical Co., Ltd.	148,722	71,964
	Shin Won Corp.	60,100	66,350
*	Shin Young Securities Co., Ltd.	10,600	337,605
	Shinhan Engineering & Construction Co., Ltd.	3,676	47,410
*	Shinil Engineering Co., Ltd.	4,010	19,164
	Shinpoong Pharmaceutical Co., Ltd.	4,680	93,446
	Shinsegae Engineering & Construction Co., Ltd.	2,990	35,177
	Shinsung Engineering Co., Ltd.	7,604	22,232
	Shinsung FA Co., Ltd.	7,604	19,810
#	Shinsung Holdings Co., Ltd.	22,320	112,825
#	Sindo Ricoh Co., Ltd.	11,169	496,221
#	SJM Co., Ltd.	22,510	76,520
#	SK Chemicals Co., Ltd.	22,820	1,018,266
	SK Energy Co., Ltd.	12	941

29

	SK Gas Co., Ltd.	9,960	418,114
#	SKC Co., Ltd.	36,520	654,116
*	SL Corp.	19,820	56,007
	Solomon Mutual Savings Bank	11,267	51,050
*	Songwon Industrial Co., Ltd.	12,420	108,149
*	Ssangyong Cement Industry Co., Ltd.	79,381	592,653
	Ssangyong Corp.	8,372	101,988
#	STX Corp.	31,266	763,803
#	STX Engine Co., Ltd.	42,322	1,041,446
#	STX Offshore & Shipbuilding Co., Ltd.	104,630	1,760,799
	Suheung Capsule Co., Ltd.	16,030	93,840
*	Sung Shin Cement Co., Ltd.	16,490	106,758
*	Sungchang Enterprise Holdings, Ltd.	6,150	100,397
* #	Sungwon Corp.	49,310	186,378
*	Sunjin Co., Ltd.	2,840	49,608
* #	Sunkyong Securities Co., Ltd.	382,400	838,846
	Tae Kwang Industrial Co., Ltd.	880	439,668
	Tae Kyung Industrial Co., Ltd.	29,140	122,160
	Taegu Department Store	13,040	107,203
#	Taeyoung Engineering & Construction	90,740	516,072
	Tai Han Electric Wire Co., Ltd.	46,650	925,594
	Tai Lim Packaging Industries Co., Ltd.	62,000	45,589
	TCC Steel	3,269	54,271
*	Tec & Co.	25,071	53,886
	Telcoware Co., Ltd.	9,000	52,351
* #	Tong Yang Major Corp.	70,586	248,017
* #	Tong Yang Securities, Inc.	146,666	1,192,087
*	Trigem Computer, Inc.	13	—
*	TRYBRANDS, Inc.	13,297	35,297
	TS Corp.	5,500	226,843
#	Uangel Corp.	12,280	62,431
	Unid Co., Ltd.	6,000	189,053
	Union Steel Manufacturing Co., Ltd.	13,912	191,624
	Whanin Pharmaceutical Co., Ltd.	13,650	149,105
	Woongjin Thinkbig Co., Ltd.	34,669	587,853
*	Woongjin.Com Co., Ltd.	62,107	615,760
#	Woori Financial Co., Ltd.	20,620	85,113
	WooSung Feed Co., Ltd.	17,000	17,555
	YESCO Co., Ltd.	5,950	124,780
	Yoosung Enterprise Co., Ltd.	33,540	68,483
#	Youlchon Chemical Co., Ltd.	32,710	188,675
*	Young Poong Mining & Construction Corp.	1,580	68
	Young Poong Paper Manufacturing Co., Ltd.	2,170	28,767
	Youngbo Chemical Co., Ltd.	12,640	17,522
	Youngone Corp.	75,880	581,737
	Youngpoong Corp.	2,040	748,517
	Yuhan Corp.	10,965	1,695,034
*	Yuhwa Securities Co., Ltd.	12,910	145,264
* #	Yungjin Pharm Co., Ltd.	95,136	113,445
*	Yuyang Telecom Co., Ltd.	5,530	36,471
*	ZeroOne Interactive Co., Ltd.	16,000	3,738
TOTAL COMMON STOCKS			106,737,582

30

RIGHTS/WARRANTS — (0.0%)
*	Seha Corp. Rights 05/15/09	7,358	6,596

TOTAL — SOUTH KOREA			106,744,178

TAIWAN — (11.3%)
COMMON STOCKS — (11.3%)
*	A.G.V. Products Corp.	741,782	210,845
	Aaeon Technology, Inc.	169,313	221,982
	Ability Enterprise Co., Ltd.	730,171	730,523
	Abocom Systems, Inc.	470	108
	Acbel Polytech, Inc.	773,731	472,598
	Altek Corp.	499,202	493,086
	Ampoc Far East Co., Ltd.	158,444	41,822
	Amtran Technology Co., Ltd.	1,045,503	472,235
	Apex Biotechnology Corp.	178,592	306,256
*	Apex Science & Engineering Corp.	124,000	35,565
*	Arima Computer Corp.	820,840	108,723
*	Arima Optoelectronics Corp.	92,594	26,177
	Asia Chemical Corp.	559,000	206,591
	Asia Polymer Corp.	495,936	254,739
	Asia Vital Components Co., Ltd.	362,569	201,915
	Aten International Co., Ltd.	184,560	247,188
	Aurora Corp.	541,499	500,630
	Aurora Systems Corp.	244,244	143,995
	Avermedia Technologies, Inc.	358,858	393,227
*	Behavior Tech Computer Corp.	775	52
	Bes Engineering Corp.	2,691,750	657,110
	Biostar Microtech International Corp.	231,975	95,526
	C Sun Manufacturing, Ltd.	248,878	78,695
*	Carnival Industrial Corp.	656,000	106,413
	Cathay Real Estate Development Co., Ltd.	9,000	2,743
	Central Reinsurance Co., Ltd.	826,402	256,986
	Chain Qui Development Co., Ltd.	226,083	117,233
	Champion Building Materials Co., Ltd.	545,759	170,744
	Charoen Pokphand Enterprises Co., Ltd.	351,000	171,953
	Cheng Loong Corp.	1,760,330	432,092
	Chenming Mold Industrial Corp.	276,437	78,964
*	Chia Her Industrial Co., Ltd.	323,400	18,347
*	Chia Hsin Cement Corp.	1,068,304	539,270
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	11,257
	Chicony Electronics Co., Ltd.	609,652	995,823
	Chilisin Electronics Corp.	207,535	65,947
	China Chemical & Pharmaceutical Co.	408,000	266,078
	China Ecotek Corp.	170,000	184,101
	China Electric Manufacturing Co., Ltd.	694,900	276,754
*	China General Plastics Corp.	665,000	214,805
	China Glaze Co., Ltd.	329,423	79,877
	China Hi-Ment Corp.	396,348	501,649
*	China Life Insurance Co., Ltd.	1,647,177	701,892

31

	China Man-Made Fiber Co., Ltd.	2,399,879	407,006
	China Metal Products Co., Ltd.	417,825	331,919
	China Motor Co., Ltd.	115,000	48,837
*	China Rebar Co., Ltd.	55,174	7,540
	China Steel Chemical Corp.	412,554	782,548
	China Steel Structure Co., Ltd.	232,000	125,743
	China Synthetic Rubber Corp.	712,954	704,952
*	China United Trust & Investment Corp.	164,804	—
*	China Wire & Cable Co., Ltd.	521,000	91,550
	Chinese Maritime Transport, Ltd.	446,850	1,107,400
	Ching Feng Home Fashions Industries Co., Ltd.	199,403	41,115
	Chin-Poon Industrial Co., Ltd.	558,649	247,601
*	Chou Chin Industrial Co., Ltd.	825	—
	Chroma Ate, Inc.	553,532	531,643
	Chun Yu Works & Co., Ltd.	469,000	169,346
	Chun Yuan Steel Industrial Co., Ltd.	1,016,055	327,554
	Chung Hsin Electric & Machinery Co., Ltd.	753,000	378,734
	Chung Hwa Pulp Corp.	843,594	261,048
*	CMC Magnetics Corp.	1,700,000	360,905
	Collins Co., Ltd.	462,700	112,791
	Compal Communications, Inc.	223,000	172,016
	Compeq Manufacturing Co., Ltd.	2,207,000	564,675
	Continental Engineering Corp.	1,297,067	396,519
	Cosmo Electronics Corp.	207,900	193,775
*	Cosmos Bank Taiwan	575,090	47,485
	CTCI Corp.	950,013	701,362
	CX Technology Co., Ltd.	108,368	36,307
	Cybertan Technology, Inc.	424,372	471,329
	Cyntec Co., Ltd.	319,324	464,318
	Da-Cin Construction Co., Ltd.	482,711	228,789
	De Licacy Industries Co., Ltd.	100,000	16,491
*	Delpha Construction Co., Ltd.	462,000	75,760
*	Der Pao Construction Co., Ltd.	476,000	11,802
	Diamond Flower Electric Instrument Co., Ltd.	201,509	245,134
	D-Link Corp.	788,303	569,293
	Eastern Media International Corp.	2,366,337	405,713
	Eclat Textile Co., Ltd.	236,196	108,672
	Edom Technology Co., Ltd.	238,776	65,181
	Elan Microelectronics Corp.	598,728	594,771
	E-Lead Electronic Co., Ltd.	82,942	37,779
	Elite Material Co., Ltd.	337,544	141,076
	Elite Semiconductor Memory Technology, Inc.	53,200	50,975
	Elitegroup Computer Systems Co., Ltd.	155,182	50,295
	Enlight Corp.	149,899	4,047
*	EnTie Commercial Bank	293,603	79,132
	Eternal Chemical Co., Ltd.	429,000	308,246
	Everest Textile Co., Ltd.	830,562	150,893
	Evergreen International Storage & Transport Corp.	1,691,000	1,145,345
	Everlight Chemical Industrial Corp.	655,000	214,088
*	Evertop Wire Cable Corp.	290,461	45,772
	Excel Cell Electronics Co., Ltd.	143,000	44,253
*	Far Eastern International Bank	381,048	75,083

32

	Federal Corp.	742,244	275,514
	Feng Hsin Iron & Steel Co., Ltd.	100	123
	Feng Tay Enterprise Co., Ltd.	791,561	488,264
*	FIC Global, Inc.	27,289	3,691
	First Copper Technology Co., Ltd.	703,000	154,107
	First Hotel	386,323	300,180
	First Steamship Co., Ltd.	304,000	383,709
	Flytech Technology Co., Ltd.	123,750	229,476
	Formosa Epitaxy, Inc.	226,758	194,146
	Formosan Rubber Group, Inc.	841,000	398,769
	Fortune Electric Co., Ltd.	415,800	459,002
*	Fu I Industrial Co., Ltd.	97,900	21,348
	Fwuson Industry Co., Ltd.	466,590	119,781
	G Shank Enterprise Co., Ltd.	325,256	169,648
	G.T.M. Corp.	338,000	113,385
	Gem Terminal Industries Co., Ltd.	293,579	156,638
	Giant Manufacture Co., Ltd.	528,328	1,248,700
	Giga-Byte Technology Co., Ltd.	1,390,800	967,943
	Globe Union Industrial Corp.	426,944	243,897
	Gold Circuit Electronics, Ltd.	839,056	264,773
	Goldsun Development & Construction Co., Ltd.	2,083,478	809,932
	Good Will Instrument Co., Ltd.	141,120	65,662
*	Grand Pacific Petrochemical Corp.	1,130,000	296,017
	Grape King, Inc.	183,000	125,839
	Great China Metal Industry Co., Ltd.	462,000	245,811
	Great Taipei Gas Co., Ltd.	820,000	360,457
	Great Wall Enterprise Co., Ltd.	753,992	783,674
	Greatek Co., Ltd.	815,020	663,539
	Hanpin Co., Ltd.	151,000	60,622
	Hey Song Corp.	765,000	305,772
	Highwealth Construction Corp.	992,299	786,343
*	Hitron Technologies, Inc.	169,000	54,554
*	Ho Tung Holding Corp.	951,486	278,006
*	Hocheng Corp.	542,700	126,569
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	113,112
	Hong Tai Electric Industrial Co., Ltd.	567,000	169,471
	Hong Yi Fiber Industry Co., Ltd.	216,000	39,851
	Honmyue Enterprise Co., Ltd.	262,080	37,986
	Hota Industrial Manufacturing Co., Ltd.	228,067	74,556
	Hsin Kuang Steel Co., Ltd.	395,495	206,108
	Hsing Ta Cement Co., Ltd.	620,000	178,150
	Hua Eng Wire & Cable Co., Ltd.	988,565	187,025
	Huang Hsiang Construction Corp.	112,000	90,267
	Hung Ching Development & Construction Co., Ltd.	449,000	88,745
	Hung Poo Construction Corp.	490,658	454,403
*	Hwa Fong Rubber Co., Ltd.	471,670	145,567
	I-Chiun Precision Industry Co., Ltd.	247,018	171,920
	Infortrend Technology, Inc.	422,273	491,982
	ITE Technology, Inc.	186,408	322,910
	Jui Li Enterprise Co., Ltd.	346,080	84,664
	K Laser Technology, Inc.	295,693	124,606
	Kang Na Hsiung Co., Ltd.	302,000	175,859

33

*	Kao Hsing Chang Iron & Steel Corp.	784,000	131,729
	Kaulin Manufacturing Co., Ltd.	274,330	118,981
	Kee Tai Properties Co., Ltd.	791,426	266,902
*	Kenda Rubber Industrial Co., Ltd.	792,144	667,323
	King Yuan Electronics Co., Ltd.	2,111,700	632,669
	Kingdom Construction Co., Ltd.	889,000	324,099
*	King’s Town Bank	1,795,701	394,977
*	King’s Town Construction Co., Ltd.	545,359	294,988
	Kinpo Electronics, Inc.	2,658,157	666,088
	Kinsus Interconnect Technology Corp.	270,000	487,329
	Knowledge-Yield-Excellence Systems Corp.	378,428	297,883
	Kung Long Batteries Industrial Co., Ltd.	64,000	34,609
	Kuoyang Construction Co., Ltd.	687,000	221,882
*	Kwong Fong Industries Corp.	996,000	153,658
	Lan Fa Textile Co., Ltd.	618,423	119,191
*	Lead Data Co., Ltd.	617,920	79,850
	Leader Electronics, Inc.	56,415	24,400
*	Leadtek Research, Inc.	6,961	1,258
*	Lealea Enterprise Co., Ltd.	1,198,050	167,445
	Lee Chang Yung Chemical Industry Corp.	1,206,157	1,047,510
	Lee Chi Enterprises Co., Ltd.	326,000	105,934
*	Leofoo Development Co., Ltd.	507,000	262,251
	Les Enphants Co., Ltd.	297,944	185,884
*	Li Peng Enterprise Co., Ltd.	967,824	128,794
	Lien Hwa Industrial Corp.	1,143,752	488,675
	Lingsen Precision Industries, Ltd.	496,575	138,572
	Long Bon Development Co., Ltd.	797,945	177,753
*	Long Chen Paper Co., Ltd.	866,062	187,280
	Lucky Cement Corp.	620,000	131,497
	Makalot Industrial Co., Ltd.	237,202	290,043
	Mayer Steel Pipe Corp.	256,584	114,183
	Maywufa Co., Ltd.	67,632	37,514
	Meiloon Co., Ltd.	399,053	108,591
	Mercuries & Associates, Ltd.	987,477	375,063
*	Mercuries Data Co., Ltd.	285,292	58,932
	Merida Industry Co., Ltd.	375,800	535,210
	Merry Electronics Co., Ltd.	31,363	30,779
	Microelectronics Technology, Inc.	665,000	299,646
	Micro-Star International Co., Ltd.	1,716,345	1,052,511
*	Microtek International, Inc.	387,000	45,500
	Min Aik Technology Co., Ltd.	195,058	210,392
	Mirle Automation Corp.	250,568	170,208
	Mitac Technology Corp.	679,360	362,221
	Mobiletron Electronics Co., Ltd.	135,000	63,148
	Mospec Seminconductor Corp.	117,000	48,795
*	Mustek Systems, Inc.	333,082	18,642
	Nak Sealing Technologies Corp.	121,954	105,410
*	Namchow Chemical Industrial Co., Ltd.	473,000	95,056
	Nankang Rubber Tire Co., Ltd.	1,011,622	739,084
	Nantex Industry Co., Ltd.	421,421	315,264
	National Petroleum Co., Ltd.	455,824	354,415
*	New Asia Construction & Development Co., Ltd.	133,618	26,327

34

*	Ocean Plastics Co., Ltd.	342,200	143,523
*	Optimax Technology Corp.	674	32
	Opto Tech Corp.	714,886	385,287
	Oriental Union Chemical Corp.	1,095,788	587,335
*	Pacific Construction Co., Ltd.	1,054,000	86,178
	Pan Jit International, Inc.	463,318	227,449
	Pan-International Industrial Corp.	434,700	456,304
*	PC Home Online	49,000	49,159
	Phihong Technology Co., Ltd.	585,001	199,447
*	Picvue Electronics, Ltd.	72,760	—
	Pihsiang Machinery Mfg. Co., Ltd.	262,534	427,385
*	Potrans Electrical Corp.	228,000	30,057
	Prince Housing & Development Corp.	1,616,398	437,887
*	Procomp Informatics, Ltd.	21,675	—
*	Prodisc Technology, Inc.	1,707,199	76,911
*	Promise Technology, Inc.	220,100	105,116
*	Protop Technology Co., Ltd.	192,000	1,223
*	Quintain Steel Co., Ltd.	613,000	116,926
	Radium Life Tech Corp.	805,769	353,552
	Ralec Electronic Corp.	91,717	62,809
*	Rectron, Ltd.	236	26
*	Rexon Industrial Corp., Ltd.	469,000	69,328
*	Ritek Corp.	4,755,000	1,000,891
	Ruentex Development Co., Ltd.	886,000	624,414
	Ruentex Industries, Ltd.	1,279,000	1,065,147
*	Sainfoin Technology Corp.	131,260	—
*	Sampo Corp.	1,721,124	336,079
	San Fang Chemical Industry Co., Ltd.	280,108	205,286
	Sanyang Industrial Co., Ltd.	1,402,046	405,144
	Sanyo Electric Co., Ltd.	503,000	377,892
	SDI Corp.	274,000	114,396
	Senao International Co., Ltd.	375,541	470,790
	Sheng Yu Steel Co., Ltd.	552,980	381,036
	Shihlin Electric & Engineering Corp.	895,000	894,475
*	Shihlin Paper Corp.	418,000	423,987
	Shin Shin Co., Ltd.	49,000	28,311
	Shinkong Co., Ltd.	542,131	185,079
	Shinkong Synthetic Fibers Co., Ltd.	2,321,961	437,331
	Shuttle, Inc.	290,152	96,739
	Sigurd Microelectronics Corp.	424,974	130,144
	Silitech Technology Corp.	245,199	493,397
	Sincere Navigation Corp.	786	741
	Sinkang Industries Co., Ltd.	259,805	84,049
	Sinkong Spinning Co., Ltd.	469,542	271,373
	Sinon Corp.	551,000	247,721
*	Sintek Photronics Corp.	950,045	346,616
	Sinyi Realty, Inc.	317,474	402,113
	Siward Crystal Technology Co., Ltd.	191,441	67,698
	Solomon Technology Corp.	351,091	92,478
	South East Soda Manufacturing Co., Ltd.	279,250	239,355
	Southeast Cement Co., Ltd.	899,700	243,493
	SPI Electronic Co., Ltd.	274,689	216,181

35

	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	178,206
	Standard Foods Taiwan, Ltd.	531,000	500,552
	Stark Technology, Inc.	226,860	113,969
	Sunonwealth Electric Machine Industry Co., Ltd.	323,382	190,457
	Sunrex Technology Corp.	612,736	500,333
*	Syscom Computer Engineering Co.	140,000	37,263
	Sysware Systex Corp.	261,388	162,470
*	T JOIN Transportation Co., Ltd.	802,000	395,207
	Ta Chen Stainless Pipe Co., Ltd.	30,197	15,893
*	Ta Chong Bank, Ltd.	3,172,212	467,872
	Ta Ya Electric Wire & Cable Co., Ltd.	884,858	162,185
	Ta Yih Industrial Co., Ltd.	194,000	96,024
	Tah Hsin Industrial Corp.	447,000	258,810
	Ta-I Technology Co., Ltd.	232,640	119,217
	Taichung Commercial Bank	2,300,841	525,071
	Tainan Enterprises Co., Ltd.	250,829	158,848
	Tainan Spinning Co., Ltd.	2,480,000	594,188
*	Taisun Enterprise Co., Ltd.	542,000	150,831
	Taita Chemical Co., Ltd.	452,170	102,394
	Taiwan Acceptance Corp.	229,480	166,663
	Taiwan Fire & Marine Insurance Co., Ltd.	529,602	260,164
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	15,858
	Taiwan Hon Chuan Enterprise Co., Ltd.	289,516	422,091
	Taiwan Kai Yih Industrial Co., Ltd.	235,336	141,213
*	Taiwan Kolin Co., Ltd.	1,356,000	28,700
	Taiwan Life Insurance Co., Ltd.	964,816	506,357
	Taiwan Line Tek Electronic Co., Ltd.	74,524	53,114
	Taiwan Mask Corp.	528,720	187,413
	Taiwan Navigation Co., Ltd.	598,777	974,679
	Taiwan Paiho Co., Ltd.	438,253	165,857
*	Taiwan Pulp & Paper Corp.	618,000	169,966
	Taiwan Sakura Corp.	415,182	157,823
	Taiwan Secom Co., Ltd.	710,332	1,070,915
	Taiwan Sogo Shinkong Security Co., Ltd.	538,278	277,311
	Taiwan Styrene Monomer Corp.	987,303	379,555
*	Taiwan Tea Corp.	1,241,714	528,675
	Taiyen Biotech Co., Ltd.	438,000	207,146
*	Tecom, Ltd.	447,114	183,092
	Ten Ren Tea Co., Ltd.	123,980	106,645
	Test-Rite International Co., Ltd.	782,698	393,644
	The Ambassador Hotel	597,000	678,998
	The First Insurance Co., Ltd.	531,179	171,754
	Thinking Electronic Industrial Co., Ltd.	184,204	100,475
	Thye Ming Industrial Co., Ltd.	267,015	198,704
	Ton Yi Industrial Corp.	2,487,280	937,140
	Tsann Kuen Enterprise Co., Ltd.	324,642	242,177
	TTET Union Corp.	264,000	262,672
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	280,000	25,332
*	Twinhead International Corp.	500	49
	TYC Brother Industrial Co., Ltd.	492,146	314,065
*	Tycoons Group Enterprise Co., Ltd.	719,000	117,232
	Tyntek Corp.	436,250	201,934

36

	Tze Shin International Co., Ltd.	313,865	129,256
	Uniform Industrial Corp.	88,823	43,221
*	Union Bank of Taiwan	3,105,488	579,114
*	Union Insurance Co., Ltd.	79,732	65,351
	Unitech Electronics Co., Ltd.	313,505	134,915
	Unitech Printed Circuit Board Corp.	660,303	234,279
	United Integration Service Co., Ltd.	446,439	193,749
*	Universal Cement Corp.	944,191	389,216
	Universal Scientific Industrial Co., Ltd.	1,735,843	555,162
	Universal, Inc.	123,000	56,486
	UPC Technology Corp.	1,364,071	483,927
	USI Corp.	1,203,000	441,752
*	Ve Wong Corp.	311,000	170,257
*	Veutron Corp.	145,000	14,973
*	Visual Photonics Epitacy Co., Ltd.	182,813	114,058
	Walsin Technology Corp., Ltd.	1,100,544	342,560
	Wan Hwa Enterprise Co., Ltd.	467,729	177,688
	Waterland Financial Holdings	3,648,021	882,534
*	Wei Chih Steel Industrial Co., Ltd.	433,000	80,989
*	Wei Chuan Food Corp.	737,000	600,764
	Weltrend Semiconductor, Inc.	374,833	203,424
	Wintek Corp.	610,000	280,482
	Wistron NeWeb Corp.	298,288	301,798
	WPG Holdings Co., Ltd.	398,904	330,808
	Yageo Corp.	4,968,000	1,127,427
	Yeung Cyang Industrial Co., Ltd.	471,467	244,568
	Yieh Phui Enterprise Co., Ltd.	2,416,086	782,194
	Yosun Industrial Corp.	485,062	312,793
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,909,507	943,156
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,869	272,021
	Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	430,181
	Yung Tay Engineering Co., Ltd.	729,000	380,186
	Zig Sheng Industrial Co., Ltd.	809,759	117,090
	Zinwell Corp.	373,586	636,917
	Zippy Technology Corp.	217,948	96,135
	Zyxel Communication Corp.	974,430	551,848

TOTAL — TAIWAN			93,333,314

THAILAND — (2.0%)
COMMON STOCKS — (2.0%)
	Aapico Hitech PCL (Foreign) NVDR	265,000	33,346
*	Adkinson Securities PCL (Foreign)	4,205,461	54,825
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	96,925
	Amata Corp. PCL (Foreign)	1,818,700	201,018
*	Apex Development PCL (Foreign)	3,536	2,158
*	Asian Property Development PCL (Foreign) NVDR	2,158,000	206,718
	Bangkok Aviation Fuel Services PCL (Foreign)	854,917	142,951
	Bangkok Chain Hospital PCL (Foreign)	1,667,500	361,524
	Bangkok Expressway PCL (Foreign)	1,170,400	514,134
	Bangkok First Investment & Trust PCL (Foreign)	702,200	60,498
	Bangkok Insurance PCL (Foreign)	84,734	477,882

37

*	Bangkok Land PCL (Foreign) NVDR	21,859,870	154,881
*	Bangkok Rubber PCL (Foreign)	14,600	1,026
	Big C Supercenter PCL (Foreign)	7,000	8,283
*	Bualuang Securities PCL (Foreign)	240,000	72,099
	Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	240,612
	Capital Nomura Securities PCL (Foreign)	46,000	21,119
*	Central Paper Industry PCL (Foreign)	20	1,190
	Central Plaza Hotel PCL (Foreign)	916,100	78,927
*	Charoong Thai Wire & Cable PCL (Foreign)	672,400	56,407
	Dynasty Ceramic PCL (Foreign)	882,400	405,126
	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	177,024
	Erawan Group PCL (Foreign)	4,046,270	152,516
	GMM Grammy PCL (Foreign)	928,000	328,752
*	Golden Land Property PCL (Foreign)	485,616	22,708
	Hana Microelectronics PCL (Foreign)	1,281,796	439,556
	Hermraj Land & Development PCL (Foreign)	1,860,000	28,465
	Home Product Center PCL (Foreign)	3,358,470	437,834
*	ICC International PCL (Foreign)	204,600	244,262
*	Indorama Polymers PCL (Foreign)	274,000	42,709
*	ITV PCL (Foreign)	2,785,600	82,893
	Jasmine International PCL (Foreign)	12,713,300	136,915
	Kang Yong Electric PCL (Foreign)	7,200	8,366
	KGI Securities One PCL (Foreign)	3,429,546	91,364
	Khon Kaen Sugar Industry PCL (Foreign)	730,000	161,372
	Kiatnakin Bank PCL (Foreign) NVDR	764,800	307,784
	Krungthai Card PCL (Foreign)	576,700	112,774
	Laguna Resorts & Hotels PCL (Foreign)	80,500	54,982
	Lalin Property PCL (Foreign)	1,650,500	70,164
	Lanna Resources PCL (Foreign)	548,800	108,873
*	Loxley PCL (Foreign)	3,228,020	182,968
	Major Cineplex Group PCL (Foreign)	1,494,300	271,036
	MBK Development PCL (Foreign)	330,900	487,652
	Minor Corp. PCL (Foreign)	350,180	70,463
	MK Real Estate Development PCL (Foreign)	1,960,260	73,888
*	Muang Thai Insurance PCL	19,588	25,675
	Muramoto Electronic (Thailand) PCL (Foreign)	14,000	42,851
*	Nation Multimedia Group PCL (Foreign)	146,259	13,803
	Noble Development PCL (Foreign)	573,600	43,567
	Padaeng Industry PCL (Foreign) NVDR (6362351)	509,500	193,490
	Padaeng Industry PCL (Foreign) NVDR (6666990)	73,800	28,027
	Patum Rice Mill & Granary PCL (Foreign)	5,500	5,767
	Polyplex PCL (Foreign)	1,057,800	131,307
*	Power Line Engineering PCL (Foreign)	327,500	12,809
	Pranda Jewelry PCL (Foreign)	118,000	11,905
	Property Perfect PCL (Foreign)	1,745,800	147,442
*	Quality Houses PCL (Foreign)	11,876,300	366,875
*	Regional Container Lines PCL (Foreign)	1,112,300	217,511
	Robinson Department Store PCL (Foreign)	1,875,025	425,116
#	Rojana Industrial Park PCL (Foreign)	1,122,800	119,010
*	Saha Pathana Inter-Holding PCL (Foreign)	350,000	168,627
	Saha-Union PCL (Foreign)	636,600	243,562

38

	Sahaviriya Steel Industries PCL (Foreign)	23,578,500	273,974
	Samart Corporation PCL (Foreign)	1,676,200	270,776
	Samart I-Mobile PCL (Foreign)	9,503,000	455,153
	Sammakorn PCL (Foreign)	75,000	2,763
	Sansiri PCL (Foreign)	2,621,166	151,543
	SC Asset Corp. PCL (Foreign)	580,100	113,439
	Seamico Securities PCL (Foreign)	529,922	26,733
	SE-Education PCL (Foreign)	253,600	48,873
	Serm Suk PCL (Foreign)	10,000	2,678
*	Siam Future Development PCL (Foreign)	220,000	18,954
	Siam Industrial Credit PCL (Foreign)	178,162	10,401
	Siam Makro PCL (Foreign)	355,600	692,858
*	Sino-Thai Engineering & Construction PCL (Foreign)	29,000	3,107
	Sri Trang Agro Industry PCL (Foreign)	370,998	93,578
	Srithai Superware PCL (Foreign)	439,300	68,475
	Supalai PCL (Foreign)	2,640,533	176,609
*	SVOA PCL (Foreign)	1,007,100	18,267
	Tata Steel (Thailand) PCL (Foreign)	8,945,300	273,797
	Thai Carbon Black PCL (Foreign)	87,900	32,136
	Thai Plastic & Chemicals PCL (Foreign)	1,357,900	650,376
	Thai Reinsurance PCL (Foreign)	1,484,700	194,397
*	Thai Rung Union Car PCL (Foreign)	759,600	36,597
	Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	245,906
	Thai Union Frozen Products PCL (Foreign)	343,000	213,859
	Thai Vegetable Oil PCL (Foreign)	1,087,875	332,976
*	Thai Wacoal PCL (Foreign)	78,000	85,660
	Thanachart Capital PCL (Foreign)	2,034,100	645,655
	Thoresen Thai Agencies PCL (Foreign)	286,000	132,929
* #	Ticon Industrial Connection PCL (Foreign)	1,026,600	205,116
*	Tipco Asphalt PCL (Foreign)	352,190	115,783
	TIPCO Foods (Thailand) PCL (Foreign)	835,982	100,455
	Tisco Financial Group PCL (Foreign)	655,900	263,959
*	True Corp. PCL (Foreign)	4,082,100	195,515
*	TT&T PCL (Foreign)	449,400	7,769
*	Tycoons Worldwide Group PCL (Foreign)	804,700	96,468
*	Union Mosaic Industry PCL (Foreign)	681,900	11,402
	United Palm Oil Industry PCL (Foreign)	21,000	37,792
	Univanich Palm Oil PCL (Foreign)	30,000	58,665
	Univentures PCL (Foreign)	1,801,100	72,483
	Vanachai Group PCL (Foreign)	2,463,066	96,331
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	97,572
	Vinythai PCL (Foreign)	2,273,034	289,887
TOTAL COMMON STOCKS			16,405,979

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) (B1NBVQ9) Warrants 01/07/10	217,333	62
*	Bangkok Land PCL (Foreign) (B2R9Y45) Warrants 01/07/10	8,472,752	12,006
*	Krungthai Card PCL (Foreign) Warrants 12/31/09	1,730,100	—
*	Thai Vegetable Oil PCL (Foreign) Warrants 05/18/12	217,575	11,716
* #	Ticon Industrial Connection PCL (Foreign) Warrants 01/31/14	342,200	3,394
TOTAL RIGHTS/WARRANTS			27,178

TOTAL — THAILAND			16,433,157

39

TURKEY — (1.8%)
COMMON STOCKS — (1.8%)
*	Acibadem Saglik Hizmetleri ve Ticares A.S.	1	2
*	Adana Cimento Sanayi Ticaret A.S.	532,137	175,933
	Afyon Cimento Sanayii Ticaret A.S.	201	93,277
*	Ak-Al Tekstil A.S.	1	—
*	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	709,322
*	Akenerji Elektrik Uretim A.S.	80,193	413,579
*	Aksa Akrilik Kimya Sanayii A.S.	1	1
	Aksigorta A.S.	122,000	244,949
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	1	—
*	Aktas Elektrik Ticaret A.S.	370	34,682
	Alarko Holding A.S.	54,289	73,879
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	1	1
	Alkim Alkali Kimya A.S.	27,197	79,412
*	Alternatifbank A.S.	1	—
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	51,742	97,933
	Anadolu Anonim Turk Sigorta Sirketi A.S.	430,496	289,506
*	Anadolu Cam Sanayii A.S.	574,121	461,328
	Anadolu Hayat Sigorta A.S.	1	1
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	23,813	57,445
	Arcelik A.S	85,148	142,835
	Aselsan Elektronik Sanayi ve Ticaret A.S.	55,044	135,888
*	Ayen Enerji A.S.	133,075	164,979
	Aygaz A.S.	157,233	232,326
	Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	327,413
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	158,501	266,671
*	Bati Anabolu Cimento A.S.	110,525	403,019
*	Bati Soeke Cimento Sanayi A.S.	251,444	193,918
*	Bolu Cimento Sanayii A.S.	214,723	217,182
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	29,797	132,294
*	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	145,181	209,867
*	Boyner Buyuk Magazacilik A.S.	189,233	81,456
*	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	3,988	111,305
	Bursa Cimento Fabrikasi A.S.	173,040	593,122
	Celebi Hava Servisi A.S.	36,194	200,568
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	1	—
*	Cimsa Cimento Sanayi ve Ticaret A.S.	228,659	586,211
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	64,797	113,338
*	Dogan Gazetecilik A.S.	17,289	15,235
	Dogus Otomotiv Servis ve Ticaret A.S.	657,448	1,114,519
*	Ege Plstik Ticaret ve Sanayi A.S.	1	—
*	EGE Seramik Sanayi ve Ticaret A.S.	1	—
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,730,297	1,307,087
*	Fortis Bank A.S.	1	—
*	Global Yatirim Holding A.S.	123,380	30,077
*	Goldas Kuyumculuk Sanayi A.S.	49,862	28,884

40

	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	126,540
*	GSD Holding A.S.	1	—
	Gubre Fabrikalari Ticaret A.S.	30,478	115,799
	Gunes Sigorta A.S.	143,245	124,180
	Hektas Ticaret T.A.S.	13,847	7,161
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	1	—
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	94,341	52,562
	Izmir Demir Celik Sanayii A.S.	114,538	134,732
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	524,097	352,850
	Karton Sanayi ve Ticaret A.S.	980	36,677
	Konya Cimento Sanayii A.S.	4,921	142,828
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	104,541	104,443
	Mardin Cimento Sanayii ve Ticaret A.S.	166,618	503,548
*	Marmari Marti Otel Isletmeleri A.S.	1	—
	Marshall Boya ve Vernik Sanayii A.S.	11,878	56,091
*	Medya Holdings A.S.	15,849	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1	—
	Migros Turk A.S.	1	9
*	Mudurnu Tavukculuk A.S.	1,740	489
*	Nergis Holding A.S.	1,784	4,125
*	Net Turizm Ticaret ve Sanayi A.S.	9,397	3,815
	Otobus Karoseri Sanayi A.S.	39,067	273,145
	Pinar Sut Mamulleri Sanayii A.S.	155,270	298,917
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,348
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	22,150	27,671
*	Sekerbank T.A.S.	99,407	95,377
*	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	353,435	397,897
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	1	—
*	Tat Konserve Sanayii A.S.	33,805	31,285
*	Tekstil Bankasi A.S.	102,427	35,699
*	Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S. (B03MY22)	55,927	94,376
*	Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S. (B3N5HB2)	85,498	93,499
	Tofas Turk Otomobil Fabrikasi A.S.	1	1
*	Trakya Cam Sanayii A.S.	128,998	90,867
	Turcas Petrol A.S.	144,981	290,393
*	Turk Demir Dokum Fabrikalari A.S.	1	2
*	Turk Ekonomi Bankasi A.S.	220,000	127,805
*	Turk Hava Yollari Anonim Ortakligi A.S.	105,671	517,270
*	Turk Sise ve Cam Fabrikalari A.S.	302,000	235,659
*	Turkiye Sinai Kalkinma Bankasi A.S.	452,892	262,955
	Ulker Biskuvi Sanayi A.S.	125,020	185,891
*	Uzel Makina Sanayii A.S.	172,635	84,146
*	Vakif Finansal Kiralama A.S.	1	1
	Yapi Kredi Finansal Kiralama A.S.	15,000	24,106
	Yapi Kredi Sigorta A.S.	102,412	431,216
TOTAL COMMON STOCKS			14,704,819

RIGHTS/WARRANTS — (0.0%)
*	Deva Holding A.S. Rights 05/05/09	64,797	137,672

TOTAL — TURKEY			14,842,491

41

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $1,475,000 FNMA 5.00%, 06/01/23, valued at $1,374,777) to be repurchased at $1,353,007	$1,353	1,353,000

Shares
SECURITIES LENDING COLLATERAL — (11.5%)
§ @	DFA Short Term Investment Fund LP	92,464,501	92,464,501

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC, 7.000%(r), 08/01/38, valued at $3,192,493) to be repurchased at $3,129,910	$3,130	3,129,895
TOTAL SECURITIES LENDING COLLATERAL		95,594,396

TOTAL INVESTMENTS - (100.0%) (Cost $887,196,118)		$827,728,588

See accompanying Notes to Financial Statements.

42

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

ARGENTINA — (0.1%)
COMMON STOCKS — (0.1%)
*	Alpargatas S.A.I.C.	6,363	$2,586
	Banco Macro SA	1,418,637	1,572,399
*	Banco Suquia SA	327,868	42,830
*	BBVA Banco Frances SA	130,508	130,877
*	Capex SA Series A	394,725	175,003
*	Celulosa Argentina SA Series B	14,412	3,271
*	Central Puerto SA Series B	125,000	125,353
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	373,696
*	Dycasa SA Series B	55,000	43,399
*	Endesa Costanera SA Series B	261,000	176,329
*	IRSA Inversiones y Representaciones SA	1,186,421	460,255
*	Juan Minetti SA	769,693	163,514
	Ledesma S.A.A.I.	885,405	682,287
*	MetroGas SA Series B	176,000	23,223
	Petrobras Energia Participacio	1,472,366	932,544
*	Polledo SA Industria Constructora y FinancierA	50,000	3,233
	Siderar S.A.I.C. Series A	494,314	1,095,782
*	Solvay Indupa S.A.I.C.	1,229,322	629,375
	Tenaris SA	140,000	1,754,946
	Transportadora de Gas del Sur SA Series B	364,679	141,472

TOTAL — ARGENTINA			8,532,374

BRAZIL — (8.0%)
COMMON STOCKS — (2.9%)
*	Acucar Guarani SA	100,000	116,494
	Banco ABC Brasil SA	223,300	714,087
	Banco Alfa de Investimento SA	98,700	360,721
	Banco Bradesco SA	31,500	323,785
	Banco Daycoval SA	244,200	697,252
*	Banco Industrial e Comercial SA	490,200	1,298,869
*	Banco Panamericano SA	258,900	438,804
	Banco Pine SA	211,700	606,391
	Banco Sofisa SA	715,300	1,307,111
	Bematech SA	391,800	1,047,091
*	BM&F Bovespa SA	7,418,300	30,500,788
*	BR Malls Participacoes SA	449,200	3,324,443
*	Brascan Residential Properties SA	1,931,400	3,308,778
	Brasil Brokers Participacoes SA	49,200	59,788
	Camargo Correa Desenvolvimento Imobiliario SA	64,400	97,676
	Companhia Siderurgica Nacional SA	626,700	11,566,587

1

#	Companhia Vale do Rio Doce ADR	290,000	4,787,900
*	Cosan SA Industria e Comercio	912,300	5,559,781
	Cremer SA	160,200	695,265
	Empresa Brasileira de Aeronautica SA ADR	275,593	4,470,118
	Eternit SA	630,320	2,015,688
	Even Construtora e Incorporadora SA	327,100	526,002
	EZ Tec Empreendimentos e Participacoes SA	55,000	84,424
	Financeira Alfa SA	36,400	51,384
*	Gafisa SA	1,549,100	13,559,358
* #	Gafisa SA ADR	168,277	2,912,875
	Gerdau SA	1,270,600	7,139,670
*	Globex Utilidades SA	45,131	164,941
#	Gol Linhas Aereas Inteligentes SA Sponsored ADR	75,729	263,537
	Grendene SA	181,100	1,225,287
	Guararapes Confeccoes SA	10,800	95,470
*	IdeiasNet SA	1,004,700	1,225,496
	Iguatemi Empresa de Shopping Centers SA	290,800	2,194,667
	Industrias Romi SA	443,100	1,481,757
	Itau Unibanco Banco Multiplio SA ADR	735,328	10,096,053
	JBS SA	3,909,700	11,038,144
	JHSF Participacoes SA	380,200	307,432
*	Log-in Logistica Intermodal SA	159,300	534,893
	M Dias Branco SA	167,100	1,725,238
*	Magnesita Refratarios SA	703,918	2,257,477
	Marisa SA	80,400	179,977
*	Medial Saude SA	482,900	1,511,165
	MPX Energia SA	14,600	1,627,447
*	Multiplan Empreendimentos Imobiliarios SA	89,600	697,087
	Obrascon Huarte Lain Brasil SA	217,000	1,388,871
	Parana Banco SA	60,700	143,365
*	Paranapanema SA	109,900	173,213
	PDG Realty SA Empreendimentos e Participacoes	651,200	6,205,730
*	Perdigao SA	7,171	105,651
*	Plascar Participacoes Industriais SA	98,900	105,273
	Porto Seguro SA	327,900	1,975,834
	Positivo Informatica SA	248,500	1,021,723
	Rodobens Negocios Imobiliarios SA	44,300	293,046
*	Rossi Residencial SA	1,671,400	5,887,066
*	Sao Carlos Empreendimentos e Participacoes SA	69,000	453,916
*	Sao Martinho SA	298,900	1,843,418
	Sul America SA	81,000	813,719
	Totvs SA	6,029	163,054
	Universo Online SA	479,100	1,444,556
	Usinas Siderurgicas de Minas Gerais SA	710,500	9,779,741
TOTAL COMMON STOCKS			165,995,374

PREFERRED STOCKS — (5.1%)
#	Aracruz Celulose SA Sponsored ADR	643,665	7,685,360
	Banco Alfa de Investimento SA	61,726	201,058
	Banco Bradesco SA Sponsored ADR	348,766	4,282,846
*	Braskem SA Preferred A	1,479,200	4,243,759

2

* #	Braskem SA Preferred A Sponsored ADR	306,860	1,739,896
	Centrais Electricas de Santa Catarina SA	201,600	2,895,591
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	293,080	4,739,730
*	Companhia de Tecidos Norte de Minas	707,350	1,308,741
	Companhia Vale do Rio Doce Series B	239,144	—
	Confab Industrial SA	2,856,852	5,024,729
	Contax Participacoes SA	3,000	59,892
	Duratex SA	1,067,700	8,296,936
	Forjas Taurus SA	659,791	1,579,435
	Gerdau SA	2,445,084	17,559,433
#	Gerdau SA Sponsored ADR	3,694,358	26,229,942
	Gol Linhas Aereas Inteligentes SA	694,900	2,396,809
*	Inepar Industria e Construcoes SA	7,896	58,473
	Investimentos Itau SA	6,589,068	28,175,005
	Itau Unibanco Banco Multiplo SA	864,297	12,003,302
	Klabin SA	4,684,604	6,762,762
	Mahle-Metal Leve SA Industria e Comercio	4,000	34,482
	Marcopolo SA	1,835,200	4,082,973
	Metalurgica Gerdau SA	4,022,600	38,187,089
	Randon e Participacoes SA	616,500	2,255,951
	Sadia SA	987,982	1,900,182
#	Sadia SA ADR	536,304	3,056,933
	Sao Paulo Alpargatas SA	43,700	1,437,401
	Saraiva SA Livreiros Editores	21,000	190,913
*	Suzano Papel e Celullose SA	1,964,839	12,467,902
	Telemar Norte Leste SA	549,500	13,806,848
	Ultrapar Participacoes SA	170,741	4,771,341
	Ultrapar Participacoes SA Sponsored ADR	162,709	4,533,073
	Uniao de Industrias Petroquimicas SA Series B	7,370,473	2,424,332
	Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	52,605,197
*	Votorantim Celulose e Papel SA	262,275	2,276,537
* #	Votorantim Celulose e Papel SA Sponsored ADR	665,607	5,817,405
	Whirlpool SA	72,600	103,148
TOTAL PREFERRED STOCKS			285,195,406

TOTAL — BRAZIL			451,190,780

CHILE — (2.5%)
COMMON STOCKS — (2.5%)
	Banco de Credito e Inversiones SA Series A	105,821	2,255,574
	CAP SA	199,310	3,227,332
	Cementos Bio-Bio SA	665,307	932,059
	Cintac SA	153,487	43,533
	Compania Cervecerias Unidas SA	143,000	848,045
	Compania de Consumidores de Gas Santiago SA	131,746	498,223
	Compania General de Electricidad SA	110,357	572,889
*	Compania SudAmericana de Vapores SA	6,979,335	4,198,998
	Componia Tecno Industrial SA	4,900,000	117,920
	CorpBanca SA	1,066,925,456	4,860,082
	Cristalerias de Chile SA	264,624	2,365,354
	Embotelladora Andina SA Series A ADR	48,768	628,132
	Embotelladora Andina SA Series B ADR	7,357	113,298

3

	Empresa Nacional de Electricidad SA	2,694,503	3,441,368
	Empresa Nacional de Telecomunicaciones SA	116,880	1,376,241
	Empresas CMPC SA	1,083,372	24,190,808
	Empresas Copec SA	1,107,613	11,080,890
	Empresas Iansa SA	22,719,833	886,532
	Enersis SA	31,903,095	9,541,589
	Enersis SA Sponsored ADR	2,890,837	43,333,647
	Industrias Forestales SA	3,436,382	620,232
	Inversiones Frimetal SA	4,900,000	18,909
	Madeco SA	43,800,292	2,108,136
	Masisa SA	21,291,220	2,232,513
	Minera Valparaiso SA	7,500	181,792
*	Parque Arauco SA	2,474,668	1,658,995
	Sociedad Quimica y Minera de Chile SA Series B	481,533	15,254,270
	Soquimic Comercial SA	198,000	78,962
	Vina Concha Y Toro SA	272,412	451,874
#	Vina Concha Y Toro SA Sponsored ADR	7,386	244,107
	Vina San Pedro Tarapaca SA	79,756,271	467,501
	Watt’s SA	163,489	75,875
TOTAL COMMON STOCKS			137,905,680

PREFERRED STOCKS — (0.0%)
	Sociedad Quimica y Minera de Chile SA Series A	42,776	1,461,369

RIGHTS/WARRANTS — (0.0%)
*	Vina Concha Y Toro SA Rights 05/15/09	10,606	602

TOTAL — CHILE			139,367,651

CHINA — (11.0%)
COMMON STOCKS — (11.0%)
#	Agile Property Holdings, Ltd.	9,060,000	6,760,579
* #	Air China, Ltd.	1,830,000	855,323
	Aluminum Corp. of China, Ltd.	28,000	21,408
#	Aluminum Corp. of China, Ltd. ADR	289,495	5,566,989
	AMVIG Holdings, Ltd.	3,391,100	2,132,161
#	Angang Steel Co., Ltd.	6,293,640	7,483,479
*	Anhui Conch Cement Co., Ltd.	292,000	1,935,502
* #	AviChina Industry and Technology Co., Ltd.	15,580,000	3,135,166
#	Bank of China, Ltd.	88,608,000	32,853,674
#	Bank of Communications Co., Ltd.	4,991,000	4,020,436
	Baoye Group Co., Ltd.	1,020,000	366,261
#	Beijing Capital International Airport Co., Ltd.	9,406,000	5,939,992
	Beijing Capital Land, Ltd.	4,982,000	1,003,568
#	Beijing Enterprises Holdings, Ltd.	5,634,000	24,586,242
	Beijing North Star Co., Ltd.	3,836,000	830,035
	Bosideng International Holdings, Ltd.	11,916,000	962,750
* #	Brilliance China Automotive Holdings, Ltd.	9,278,000	687,979
* #	Byd Co., Ltd.	1,424,300	3,714,340
* #	Catic Shenzhen Holdings, Ltd.	2,458,000	610,655

4

#	Chaoda Modern Agriculture (Holdings), Ltd.	30,747,412	17,575,504
*	China Aerospace International Holdings, Ltd.	8,068,000	479,469
*	China Agri-Industries Holdings, Ltd.	7,278,000	3,727,629
*	China Aoyuan Property Group, Ltd.	4,601,000	593,633
*	China Citic Bank	545,000	247,483
	China Construction Bank Corp.	19,134,000	11,070,849
#	China COSCO Holdings Co., Ltd.	2,040,000	1,652,134
#	China Everbright, Ltd.	7,489,600	14,493,568
#	China Foods, Ltd.	14,641,200	7,041,235
*	China Grand Forestry Green Resources Group, Ltd.	21,988,000	857,299
#	China Green (Holdings), Ltd.	4,083,800	3,277,652
*	China Haidian Holdings, Ltd.	11,853,000	836,281
	China Insurance International Holdings Co., Ltd.	586,000	976,647
	China Life Insurance Co., Ltd.	9,000	31,781
#	China Life Insurance Co., Ltd. ADR	328,322	17,384,650
	China Mengniu Dairy Co., Ltd.	596,000	1,064,652
#	China Merchants Holdings (International) Co., Ltd.	2,157,561	5,053,185
* #	China Mining Resources Group, Ltd.	17,992,000	548,739
	China Mobile, Ltd.	4,500	39,032
	China National Building Material Co., Ltd.	512,000	1,072,798
	China Nickel Resources Holding Co., Ltd.	1,350,000	172,786
#	China Oilfield Services, Ltd.	1,002,000	816,446
	China Petroleum and Chemical Corp. (Sinopec)	46,000	35,753
#	China Petroleum and Chemical Corp. (Sinopec) ADR	128,920	10,004,192
	China Pharmaceutical Group, Ltd.	12,982,000	6,479,038
*	China Properties Group, Ltd.	2,943,000	498,626
	China Rare Earth Holdings, Ltd.	14,431,000	1,869,737
	China Resources Enterprise, Ltd.	5,692,000	10,024,222
*	China Resources Gas Group, Ltd.	264,200	150,596
*	China Shenhua Energy Co., Ltd.	2,511,000	6,990,336
	China Shineway Pharmaceutical Group, Ltd.	141,000	85,856
#	China Shipping Container Lines Co., Ltd.	32,770,700	7,883,660
	China Shipping Development Co., Ltd.	894,000	1,018,203
* #	China Southern Airlines Co., Ltd. ADR	23,250	271,560
#	China State Construction International Holdings, Ltd.	3,410,000	827,073
#	China Travel International Investment Hong Kong, Ltd.	21,415,000	3,737,918
	China Unicom Hong Kong, Ltd.	2,354,000	2,749,540
#	China Unicom Hong Kong, Ltd. ADR	3,960,892	45,827,520
	Chongqing Iron and Steel Co., Ltd.	1,880,000	553,621
#	Citic Pacific, Ltd.	3,940,000	5,742,558
* #	CITIC Resources Holdings, Ltd.	13,006,000	1,805,567
	CNPC Hong Kong, Ltd.	41,130,000	20,302,117
#	Comba Telecom Systems Holdings, Ltd.	5,621,600	2,406,147
	COSCO International Holdings, Ltd.	2,328,000	710,104
#	COSCO Pacific, Ltd.	16,910,000	15,961,143
* #	Country Garden Holdings Co.	1,674,000	546,014
*	Dachan Food Asia, Ltd.	570,000	98,585
#	Dalian Port (PDA) Co., Ltd.	13,298,000	4,624,942
	Denway Motors, Ltd.	57,620,000	23,946,671
	Digital China Holdings, Ltd.	1,170,000	638,614
*	Dongfang Electric Co., Ltd.	94,000	245,196
	Dongfeng Motor Corp.	36,624,000	27,300,249

5

#	Dynasty Fine Wines Group, Ltd.	9,454,600	1,638,584
* #	Fosun International	8,032,000	2,821,514
#	FU JI Food & Catering Services	1,275,000	673,527
#	Geely Automobile Holdings, Ltd.	41,676,900	5,590,971
	Global Bio-Chem Technology Group Co., Ltd.	24,527,400	3,266,940
#	Golden Eagle Retail Group, Ltd.	3,066,000	2,474,919
	GOME Electrical Appliances Holdings, Ltd.	3,928,000	567,656
*	Great Wall Motor Co., Ltd.	3,555,000	1,883,006
*	Greentown China Holdings, Ltd.	2,916,000	1,605,526
	Guangshen Railway Co., Ltd. Sponsored ADR	420,517	9,398,555
	Guangzhou Investment Co., Ltd.	15,630,000	2,536,273
*	Guangzhou Pharmaceutical Co., Ltd.	3,912,000	1,545,652
#	Guangzhou R&F Properties Co., Ltd.	1,939,200	3,113,227
#	Hainan Meilan International Airport Co., Ltd.	1,891,000	1,043,297
#	Harbin Power Equipment Co., Ltd.	6,500,000	4,862,501
#	Hengan International Group Co., Ltd.	369,000	1,538,884
* #	Hidili Industry International Development, Ltd.	4,722,000	1,886,759
	HKC (Holdings), Ltd.	13,658,000	993,684
#	Hopson Development Holdings, Ltd.	1,568,000	1,198,726
#	Hunan Non-Ferrous Metal Corp., Ltd.	5,694,000	957,762
* #	Intime Department Store Group Co., Ltd.	2,341,000	837,199
#	Jiangxi Copper Co., Ltd.	841,000	981,183
*	Ju Teng International Holdings, Ltd.	2,216,000	965,534
* #	KWG Property Holding, Ltd.	3,972,000	1,519,680
#	Lenovo Group, Ltd.	12,376,000	3,257,662
#	Li Ning Co., Ltd.	2,389,000	4,888,996
	Lianhua Supermarket Holdings Co., Ltd.	1,533,000	1,817,075
	Lingbao Gold Co., Ltd.	1,042,000	366,993
#	Lonking Holdings, Ltd.	1,505,000	1,133,920
#	Maanshan Iron and Steel Co., Ltd.	23,244,000	9,369,146
#	Mingyuan Medicare Development Co., Ltd.	4,861,900	354,343
	Minmetals Resources, Ltd.	2,840,000	480,357
* #	Minth Group, Ltd.	1,362,000	838,565
*	Nan Hai Corp., Ltd.	4,700,000	40,384
#	Neo-China Land Group (Holdings), Ltd.	9,446,000	6,203,849
#	Nine Dragons Paper Holdings, Ltd.	15,950,000	7,198,951
	PetroChina Co., Ltd. ADR	32,000	2,781,120
* #	PICC Property and Casualty Co., Ltd.	5,992,000	3,382,196
#	Ping An Insurance (Group) Co. of China, Ltd.	1,080,000	6,657,943
#	Poly Hong Kong Investment, Ltd.	6,160,000	1,983,778
#	Qin Jia Yuan Media Services Co., Ltd.	1,935,000	363,610
	Qingling Motors Co., Ltd.	12,306,000	1,828,967
	Qunxing Paper Holdings Co., Ltd.	380,000	131,718
* #	Semiconductor Manufacturing International Corp.	41,468,000	1,569,458
*	Semiconductor Manufacturing International Corp. ADR	892,564	1,749,425
* #	Shandong Molong Petroleum Machinery Co., Ltd.	1,676,000	165,158
#	Shanghai Electric Group Co., Ltd.	28,750,000	10,213,223
* #	Shanghai Forte Land Co., Ltd.	4,814,000	920,566
	Shanghai Industrial Holdings, Ltd.	7,807,000	26,450,276
	Shanghai Prime Machinery Co., Ltd.	2,520,000	422,201
	Shenzhen International Holdings, Ltd.	36,472,500	1,819,810
	Shenzhen Investment, Ltd.	7,736,000	2,260,245

6

	Shenzhou International Group	2,012,000	666,999
#	Shimao Property Holdings, Ltd.	13,844,500	15,393,027
	Shougang Concord International Enterprises Co., Ltd.	10,004,000	1,109,352
	Shui On Land, Ltd.	10,203,000	4,373,381
*	Sichuan Xinhua Winshare Chainstore Co., Ltd.	1,549,000	515,924
* #	Sino Union Petroleum & Chemical International, Ltd.	6,320,000	581,569
#	Sinofert Holdings, Ltd.	1,390,000	641,076
	Sinolink Worldwide Holdings, Ltd.	6,158,000	511,513
*	Sino-Ocean Land Holdings, Ltd.	14,822,000	10,948,737
	Sinopec Kantons Holdings, Ltd.	9,174,300	1,531,417
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	195,172	6,633,896
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	23,568,000	4,124,653
	Sinotrans, Ltd.	26,720,000	4,918,603
	Skyworth Digital Holdings, Ltd.	4,444,000	450,141
	SRE Group, Ltd.	9,996,000	830,940
*	TCL Multimedia Technology Holdings, Ltd.	2,354,200	449,074
	Tian An China Investments Co., Ltd.	7,396,000	2,462,121
* #	Tianjin Port Development Holdings, Ltd.	2,496,000	625,501
	TPV Technology, Ltd.	4,530,000	1,496,347
* #	Travelsky Technology, Ltd.	8,035,000	4,223,204
#	Tsingtao Brewery Co., Ltd.	194,000	497,047
* #	Vinda International Holdings, Ltd.	1,240,000	635,821
* #	Wasion Group Holdings, Ltd.	768,000	388,975
	Weichai Power Co., Ltd.	97,600	276,815
	Weiqiao Textile Co., Ltd.	687,500	273,760
	Xiamen International Port Co., Ltd.	4,290,000	662,811
* #	Xingda International Holdings, Ltd.	2,176,000	383,717
* #	Xinjiang Xinxin Mining Industry Co., Ltd.	3,674,000	1,382,033
#	Xinyu Hengdeli Holdings, Ltd.	1,140,000	291,906
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	581,500	5,564,955
	Zijin Mining Group Co., Ltd.	2,610,000	1,995,686
TOTAL COMMON STOCKS			623,207,844

RIGHTS/WARRANTS — (0.0%)
*	HKC (Holdings), Ltd. Warrants 11/26/11	1,365,800	29,959
*	Hong Kong Energy Holdings, Ltd. Warrants 11/26/11	94,841	1,591
TOTAL RIGHTS/WARRANTS			31,550

TOTAL — CHINA			623,239,394

CZECH REPUBLIC — (0.4%)
COMMON STOCKS — (0.4%)
	CEZ A.S.	74,076	3,043,574
#	Komercni Banka A.S.	30,022	4,019,427
*	Phillip Morris CR A.S.	954	256,704
	Telefonica 02 Czech Republic A.S.	483,829	10,299,127
	Unipetrol A.S.	1,050,841	6,115,993

TOTAL — CZECH REPUBLIC			23,734,825

7

HUNGARY — (1.5%)
COMMON STOCKS — (1.5%)
*	Danubius Hotel & Spa NYRT	136,180	2,264,415
*	Egis Gyogyszergyar NYRT	53,017	2,931,093
* #	Fotex Holding SE Co., Ltd.	913,849	1,199,731
#	MOL Hungarian Oil & Gas NYRT	900,693	42,912,990
* #	OTP Bank NYRT	2,347,218	30,231,580
* #	Pannonplast NYRT	536,826	2,248,811
* #	Synergon Information Systems	75,249	176,464
#	Tisza Chemical Group NYRT	237,913	2,193,542
	Zwack Unicum NYRT	387	21,788

TOTAL — HUNGARY			84,180,414

INDIA — (10.0%)
COMMON STOCKS — (10.0%)
*	Abhishek Industries, Ltd.	92,524	16,986
	Adani Enterprises, Ltd.	565,071	4,800,573
	Aditya Birla Nuvo, Ltd.	242,035	2,580,399
	Adlabs Films, Ltd.	86,755	384,781
	Aftek, Ltd.	420,648	78,350
*	Agro Tech Foods, Ltd.	136,705	287,824
	Alembic, Ltd.	619,600	471,497
*	Allahabad Bank, Ltd.	1,091,889	1,156,832
	Alok Industries, Ltd.	2,956,318	801,051
	Ambuja Cements, Ltd.	3,753,732	6,114,833
	Amtek Auto, Ltd.	421,027	799,086
*	Andhra Bank	214,950	240,874
	Apollo Hospitals Enterprise, Ltd.	153,288	1,186,140
	Apollo Tyres, Ltd.	1,676,970	726,766
*	Arvind Mills, Ltd.	1,330,891	501,057
	Ashapura Minechem, Ltd.	36,874	20,155
	Ashok Leyland, Ltd.	6,240,668	2,690,650
	Asian Hotels, Ltd.	2,100	9,979
	Aurobindo Pharma, Ltd.	264,370	1,179,482
	Avaya GlobalConnect, Ltd.	21,933	35,367
	Axis Bank, Ltd.	770,561	8,610,688
	Bajaj Auto Finance, Ltd.	90,482	163,202
	Bajaj Auto, Ltd.	66,284	843,001
	Bajaj Finserv, Ltd.	66,284	292,270
	Bajaj Hindusthan, Ltd.	796,167	1,204,102
	Bajaj Holdings and Investment, Ltd.	121,984	840,077
	Balaji Telefilms, Ltd.	204,578	183,217
	Ballarpur Industries, Ltd.	2,658,186	850,553
	Balmer Lawrie & Co., Ltd.	48,430	265,659
	Balrampur Chini Mills, Ltd.	1,479,344	2,084,833
	Bank of Maharashtra, Ltd.	410,000	193,187
	Bank of Rajasthan, Ltd.	527,425	453,882
	Bata India, Ltd.	98,732	245,765
	BEML, Ltd.	133,202	1,393,036
*	Bengal and Assam Co., Ltd. - Private C	9,237	7,721
	Bharat Forge, Ltd.	753,769	1,901,000
	Bharati Shipyard, Ltd.	30,210	49,150
	Bhushan Steel & Strips, Ltd.	189,156	1,574,775

8

	Biocon, Ltd.	558,142	1,591,022
	Birla Corp., Ltd.	46,445	187,082
	Blue Star Infotech, Ltd.	12,900	13,548
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	223,404
*	Bombay Rayon Fashions, Ltd.	252,000	870,154
	Cadila Healthcare, Ltd.	19,500	119,855
*	Cairn India, Ltd.	2,162,402	8,096,516
	Century Enka, Ltd.	133,495	194,009
	Century Textiles & Industries, Ltd.	345,830	1,600,057
	Chambal Fertilizers & Chemicals, Ltd.	1,344,619	1,193,350
*	Chi Investments, Ltd.	34,117	14,708
	Cholamandalam DBS Finance, Ltd.	477	405
	City Union Bank, Ltd.	839,100	280,291
	Clariant Chemicals (India), Ltd.	2,398	8,368
	Coromandel Fertilisers, Ltd.	136,536	336,495
	Cranes Software International, Ltd.	313,759	284,151
	Cummins India, Ltd.	50,000	204,612
	Dalmia Cement (Bharat), Ltd.	28,800	51,339
	DCM Shriram Consolidated, Ltd.	210,988	126,790
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	531,946
*	Dish TV (India), Ltd.	617,884	403,791
	DLF, Ltd.	32,456	150,897
	D-Link (India), Ltd.	118,369	107,213
	Dr. Reddy’s Laboratories, Ltd.	617,398	6,783,821
	E.I.D. - Parry (India), Ltd.	357,212	1,221,623
	Eicher Motors, Ltd.	28,098	116,827
	EIH, Ltd.	894,287	2,025,867
	Elder Pharmaceuticals, Ltd.	97,715	402,168
	Electrosteel Casings, Ltd.	513,690	212,899
	Elgi Equipments, Ltd.	174,405	124,256
*	Escorts, Ltd.	388,991	319,082
	Essel Propack, Ltd.	442,637	141,791
*	Eveready Industries (India), Ltd.	351,390	163,548
	Everest Industries, Ltd.	23,275	30,174
	Exide Industries, Ltd.	1,150,517	1,207,426
	FAG Bearings (India), Ltd.	500	3,008
	FDC, Ltd.	179,858	120,616
	Federal Bank, Ltd.	1,309,612	4,939,395
	Financial Technologies (India), Ltd.	87,301	1,247,152
	Finolex Cables, Ltd.	537,055	256,679
	Finolex Industries, Ltd.	695,629	437,969
*	Fortis Healthcare, Ltd.	147,259	200,387
	Gammon India, Ltd.	377,404	570,816
	Garden Silk Mills, Ltd.	52,000	49,505
	Geometric, Ltd.	73,022	28,779
	Gitanjali Gems, Ltd.	236,343	317,215
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	92,924
	Godrej Industries, Ltd.	106,644	157,740
*	Goetze (India), Ltd.	9,785	7,500
	Graphite India, Ltd.	89,000	56,331
	Great Eastern Shipping Co., Ltd.	645,773	2,676,687
	Great Offshore, Ltd.	162,012	898,339

9

	GTL, Ltd.	525,227	2,672,037
	Gujarat Alkalies & Chemicals, Ltd.	421,803	633,307
	Gujarat Fluorochemicals, Ltd.	101,490	158,085
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	879,973
	Gujarat State Fertilizers & Chemicals, Ltd.	445,889	1,015,882
	H.E.G., Ltd.	129,459	313,295
	HCL Infosystems, Ltd.	273,865	514,720
	HCL Technologies, Ltd.	1,206,145	3,166,778
*	HDFC Bank, Ltd.	241,906	5,364,865
	Hexaware Technologies, Ltd.	358,877	221,745
*	Himachal Futuristic Communications, Ltd.	504,605	90,156
*	Himatsingka Seide, Ltd.	137,216	71,632
*	Hindalco Industries, Ltd.	1,460,000	1,602,948
	Hinduja Global Solutions, Ltd.	65,909	166,195
	Hinduja Ventures, Ltd.	65,909	174,504
	Hindustan Construction Co., Ltd.	1,176,506	1,327,567
*	Hindustan Motors, Ltd.	383,680	125,457
	Hotel Leelaventure, Ltd.	1,357,335	597,155
*	Housing Development & Infrastructure, Ltd.	311,037	920,408
	HSIL, Ltd.	24,608	13,926
	ICI India, Ltd.	47,767	425,218
#	ICICI Bank, Ltd. Sponsored ADR	2,566,680	52,950,608
*	ICSA (India), Ltd.	38,000	87,756
	IDBI Bank, Ltd.	2,294,413	2,936,465
	India Cements, Ltd.	2,016,703	4,679,705
	India Glycols, Ltd.	115,658	132,919
*	India Infoline, Ltd.	904,308	1,397,440
	Indiabulls Financial Services, Ltd.	563,268	1,280,993
	Indiabulls Real Estate, Ltd.	1,363,576	3,553,090
	Indiabulls Securities, Ltd.	6,234	3,618
*	Indian Hotels Co., Ltd.	3,531,468	3,518,455
	Indian Oil Corp., Ltd.	8,798	78,110
*	Indian Overseas Bank	580,717	753,966
	Indo Rama Synthetics (India), Ltd.	202,314	112,555
	Indoco Remedies, Ltd.	500	1,428
	IndusInd Bank, Ltd.	1,771,067	1,451,967
	INEIS ABS India, Ltd.	32,052	61,668
	Infrastructure Development Finance Co., Ltd.	5,645,233	8,725,110
	Ipca Laboratories, Ltd.	94,786	761,534
	IVRCL Infrastructures & Projects, Ltd.	1,432,050	4,589,120
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	288,600
	Jaiprakash Associates, Ltd.	363,710	1,018,268
	Jammu & Kashmir Bank, Ltd.	222,503	1,415,623
	JBF Industries, Ltd.	35,983	31,269
*	Jet Airways (India), Ltd.	244,572	956,235
	Jindal Poly Films, Ltd.	21,594	116,376
*	Jindal Saw, Ltd.	233,794	993,670
	Jindal Steel & Power, Ltd.	326,145	10,708,547
*	JK Tyre and Industries, Ltd.	158,673	165,874
	JSL, Ltd.	726,612	862,761
	JSW Steel, Ltd.	1,091,845	7,425,202
	Jubilant Organosys, Ltd.	142,288	335,481

10

	Karnataka Bank, Ltd.	320,228	528,157
	Karur Vysya Bank, Ltd.	87,485	417,503
	Kesoram Industries, Ltd.	204,223	634,160
	Kirloskar Oil Engines, Ltd.	458,360	483,338
*	Kotak Mahindra Bank, Ltd.	74,000	575,833
	Lakshmi Machine Works, Ltd.	3,835	45,655
*	Landmark Property Development Co., Ltd.	246,234	26,019
	LIC Housing Finance, Ltd.	518,887	3,817,137
	Maharashtra Scooters, Ltd.	13,612	22,551
	Maharashtra Seamless, Ltd.	68,564	221,322
	Mahindra & Mahindra, Ltd.	1,184,703	11,588,482
	Mahindra Lifespace Developers, Ltd.	92,412	315,350
	Maruti Suzuki India, Ltd.	544,780	8,963,233
	Mastek, Ltd.	83,250	234,624
*	Matrix Laboratories, Ltd.	490,684	1,482,574
*	MAX India, Ltd.	3,100	8,848
	Megasoft, Ltd.	60,998	24,094
	Mercator Lines, Ltd.	1,524,731	1,056,334
	Merck, Ltd.	29,241	197,681
	MIRC Electronics, Ltd.	229,924	64,421
	Mirza International, Ltd.	5,000	1,006
	Monnet Ispat, Ltd.	85,565	310,567
	Monsanto India, Ltd.	1,817	50,700
	Moser Baer (India), Ltd.	1,516,872	2,019,727
	Mphasis, Ltd.	292,087	1,318,309
	MRF, Ltd.	17,453	786,278
	Mukand, Ltd.	379,410	213,544
	Mukta Arts, Ltd.	30,300	23,605
	Nagarjuna Construction Co., Ltd.	1,407,751	1,965,915
*	Nagarjuna Fertilizers & Chemicals, Ltd.	1,310,174	589,769
	Nahar Capital & Financial Services, Ltd.	51,549	24,629
	Nahar Spinning Mills, Ltd.	51,549	25,599
*	Navneet Publications (India), Ltd.	118,740	123,704
	NIIT Technologies, Ltd.	190,440	267,005
	NIIT, Ltd.	149,557	79,454
	Nirma, Ltd.	286,992	686,465
	NOCIL, Ltd.	981,740	315,067
	OCL India, Ltd.	82,078	115,626
*	OCL Iron & Steel, Ltd.	246,234	67,018
	Omax Autos, Ltd.	64,810	28,362
*	Oracle Financial Services Software, Ltd.	27,422	488,151
	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	860,318
	Orient Paper and Industries, Ltd.	53,000	33,641
*	Oriental Bank of Commerce	155,038	410,461
	Panacea Biotec, Ltd.	39,063	57,998
	Patel Engineering, Ltd.	17,847	61,473
	Patni Computer Systems, Ltd.	420,187	1,365,201
*	Patni Computer Systems, Ltd. ADR	55,441	432,440
	Petronet LNG, Ltd.	1,980,242	2,056,637
	Polaris Software Lab, Ltd.	396,842	525,861
	Prism Cements, Ltd.	358,139	195,586
	PSL, Ltd.	62,792	115,649

11

	PTC India, Ltd.	1,047,317	1,494,129
*	Punj Lloyd, Ltd.	743,216	1,735,029
	Rain Commodities, Ltd.	215,083	394,708
	Rallis India, Ltd.	15,926	167,882
	Raymond, Ltd.	311,315	541,699
	REI Agro, Ltd.	1,174,080	1,404,092
*	Rei Six Ten Retail, Ltd.	88,056	1,990,433
	Reliance Capital, Ltd.	962,940	10,193,087
	Reliance Communications, Ltd.	4,454,118	19,353,325
	Reliance Industries, Ltd.	4,888,665	177,718,181
*	Reliance Natural Resources, Ltd.	3,800,245	4,330,131
	Rico Auto Industries, Ltd.	160,452	43,360
	Rolta India, Ltd.	730,580	1,173,082
	Ruchi Soya Industries, Ltd.	966,355	545,023
*	SEAMEC, Ltd.	51,335	96,334
	Sesa Goa, Ltd.	174,000	391,853
	Shriram Transport Finance Co., Ltd.	105,855	472,751
*	Sicagen India, Ltd.	3,414	344
*	Sical Logistics, Ltd.	3,414	1,665
	SKF India, Ltd.	15,701	56,670
	Sona Koyo Steering Systems, Ltd.	118,568	22,209
	Sonata Software, Ltd.	457,576	179,642
	South India Bank, Ltd.	364,941	464,715
	SREI Infrastructure Finance, Ltd.	645,356	509,644
	SRF, Ltd.	266,306	457,756
*	State Bank of India, Ltd.	339,946	8,767,289
	Sterlite Industries (India), Ltd. ADR	158,521	1,345,843
	Sterlite Industries (India), Ltd. Series A	1,436,564	11,964,427
	Sterlite Technologies, Ltd.	274,890	489,635
*	Strides Arcolab, Ltd.	126,300	244,255
	Subros, Ltd.	73,890	29,451
	Sundram Fastners, Ltd.	38,520	15,593
	Supreme Petrochem, Ltd.	101,631	33,206
	Suzlon Energy, Ltd.	2,000,000	2,567,675
	Swaraj Engines, Ltd.	14,132	31,815
	Syndicate Bank	1,422,728	1,647,407
	Tata Chemicals, Ltd.	763,975	2,633,590
#	Tata Communications, Ltd. ADR	20,500	472,730
	Tata Investment Corp., Ltd.	57,960	307,724
	Tata Metaliks, Ltd.	26,681	34,689
	Tata Motors, Ltd.	898,261	4,424,048
#	Tata Motors, Ltd. Sponsored ADR	235,382	1,814,795
	Tata Steel, Ltd.	2,285,578	10,995,049
	Tata Tea, Ltd.	257,458	3,504,826
*	Teledata Marine Solutions, Ltd.	267,258	182,944
*	Teledata Technology Solution	267,258	182,944
	Trent, Ltd.	14,497	93,092
	Triveni Engineering & Industries, Ltd.	240,000	251,908
	Tube Investments of India, Ltd.	486,775	303,781
	TVS Motor Co., Ltd.	1,082,101	723,763
	Ucal Fuel Systems, Ltd.	24,245	16,084
	Unichem Laboratories, Ltd.	64,206	209,716

12

*	Union Bank of India, Ltd.	400,000	1,325,234
	Unitech, Ltd.	388,598	347,830
	United Phosphorus, Ltd.	530,310	1,219,961
	Usha Martin, Ltd.	1,017,075	715,352
*	Uttam Galva Steels, Ltd.	305,386	181,710
	Vardhman Textiles, Ltd.	88,383	115,256
	Varun Shipping Co., Ltd.	549,032	508,109
	Videocon Industries, Ltd.	126,483	278,904
	Videsh Sanchar Nigam, Ltd.	727,705	8,087,887
*	Welspun India, Ltd.	37,142	20,280
	Welspun-Gujarat Stahl Rohren, Ltd.	824,452	1,677,512
*	Wire & Wireless India, Ltd.	434,815	118,208
*	Wockhardt, Ltd.	186,126	336,746
	Wyeth, Ltd.	6,540	61,333
*	Yes Bank, Ltd.	407,120	635,739
	Zee Entertainment Enterprises, Ltd.	1,795,929	4,096,379
	Zee News, Ltd.	726,155	481,088
	Zensar Technologies, Ltd.	68,072	133,768
	Zuari Industries, Ltd.	127,958	444,396
*	Zydus Wellness, Ltd.	5,200	7,316
TOTAL COMMON STOCKS			562,631,705

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	1,463,759	81,330
	Tata Steel, Ltd.	1,714,184	1,331,273
TOTAL PREFERRED STOCKS			1,412,603

TOTAL — INDIA			564,044,308

INDONESIA — (2.1%)
COMMON STOCKS — (2.1%)
*	PT Agis Tbk	2,012,000	12,454
*	PT Apac Citra Centretex Tbk	774,000	3,729
	PT Asahimas Flat Glass Tbk	5,333,500	781,336
	PT Astra Agro Lestari Tbk	456,500	674,626
	PT Astra Graphia Tbk	22,838,000	681,926
	PT Astra International Tbk	9,605,400	16,184,325
*	PT Bakrie & Brothers Tbk	98,676,250	787,318
*	PT Bakrieland Development Tbk	212,850,250	3,278,966
	PT Bank Central Asia Tbk	9,100,000	2,852,688
	PT Bank Danamon Indonesia Tbk	22,284,803	6,513,621
*	PT Bank Pan Indonesia Tbk	122,107,326	6,969,390
	PT Bank Rakyat Indonesia Tbk	3,070,000	1,665,605
	PT Berlian Laju Tanker Tbk	52,474,300	3,197,460
	PT Bhakti Investama Tbk	57,723,175	825,379
	PT Budi Acid Jaya Tbk	22,530,000	299,854
*	PT Central Proteinaprima Tbk	9,800,000	78,325
*	PT Charoen Pokphand Indonesia Tbk	31,047,166	1,424,742
*	PT Ciputra Development Tbk	1,100,000	49,538
*	PT Ciputra Surya Tbk	17,718,000	680,218
*	PT Clipan Finance Indonesia Tbk	12,461,000	180,584

13

*	PT Davomas Adabi Tbk	139,739,500	920,146
*	PT Dynaplast Tbk	3,040,000	244,119
*	PT Energi Mega Persada Tbk	7,300,000	150,597
*	PT Ever Shine Textile Tbk	19,347,215	108,754
*	PT Global Mediacom Tbk	3,542,000	62,125
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	3,758,500	2,630,804
*	PT Hero Supermarket Tbk	220,000	83,136
	PT Indocement Tunggal Prakarsa Tbk	2,096,000	1,149,067
	PT Indofood Sukses Makmur Tbk	47,811,000	5,731,556
	PT Indo-Rama Synthetics Tbk	9,627,320	393,229
*	PT International Nickel Indonesia Tbk	36,038,000	11,536,156
	PT Jaya Real Property Tbk	25,528,000	1,205,857
	PT Kalbe Farma Tbk	30,353,500	2,561,318
	PT Lautan Luas Tbk	2,102,000	153,452
*	PT Lippo Karawaci Tbk	73,163,250	5,567,742
*	PT Matahari Putra Prima Tbk	35,296,900	1,932,242
	PT Mayorah Indah Tbk	8,807,572	1,060,435
*	PT Medco Energi International Tbk	28,781,500	7,080,330
	PT Mitra Adiperkasa Tbk	3,033,000	89,565
*	PT Modern Photo Tbk	1,266,500	15,076
*	PT Panasia Indosyntec Tbk	403,200	15,237
*	PT Panin Insurance Tbk	30,688,500	555,984
*	PT Panin Life Tbk	65,323,500	482,680
*	PT Petrosea Tbk	76,000	70,100
*	PT Polychem Indonesia Tbk	14,413,500	97,548
	PT Ramayana Lestari Sentosa Tbk	3,531,500	157,732
	PT Samudera Indonesia Tbk	415,500	144,933
	PT Selamat Semp Tbk	10,624,000	250,921
	PT Semen Gresik Tbk	52,474,410	20,114,498
	PT Sinar Mas Agro Resources & Technology Tbk	8,060,400	1,635,614
*	PT Sumalindo Lestari Jaya Tbk	1,026,000	39,824
	PT Summarecon Agung Tbk	16,091,000	393,282
*	PT Sunson Textile Manufacturer Tbk	6,012,000	141,993
*	PT Suparma Tbk	6,395,345	106,197
*	PT Surya Dumai Industri Tbk	5,145,000	—
	PT Surya Toto Indonesia Tbk	46,400	35,068
*	PT Suryainti Permata Tbk	17,378,000	344,774
	PT Tigaraksa Satria Tbk	718,200	16,963
	PT Timah Tbk	7,800,000	1,034,839
	PT Trimegah Sec Tbk	34,298,000	550,842
	PT Tunas Ridean Tbk	11,363,500	1,121,573
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	877,815
	PT Unggul Indah Cahaya Tbk	371,435	82,902
	PT United Tractors Tbk	2,573,666	2,174,676

TOTAL — INDONESIA			120,263,785

ISRAEL — (2.5%)
COMMON STOCKS — (2.5%)
*	Afcon Industries, Ltd.	1,451	8,149
	Africa Israel Industries, Ltd.	9,037	320,222

14

*	Africa-Israel Investments, Ltd.	224,292	3,501,803
*	Alvarion, Ltd.	447,274	1,382,641
*	Analyst IMS Investment Management Services, Ltd.	16,192	98,967
	Ashtrom Properties, Ltd.	171,400	155,269
*	AudioCodes, Ltd.	23,091	33,964
*	Azorim Investment Development & Construction Co., Ltd.	294,564	877,656
*	Bank Hapoalim B.M.	13,638,154	31,063,362
	Bank Leumi Le-Israel B.M.	12,542,791	31,351,542
*	Bank of Jerusalem, Ltd.	71,150	83,208
*	Baran Group, Ltd.	106,344	438,740
	Clal Industries, Ltd.	984,961	2,803,966
*	Clal Insurance Enterprise Holdings, Ltd.	185,084	2,150,274
*	Danya Cebus, Ltd.	23,610	48,432
	Delek Automotive Systems, Ltd.	11,121	88,038
*	Delta-Galil Industries, Ltd.	96,180	200,078
	Dexia Isreal, Ltd.	1,050	90,718
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	32,904	44,903
	Discount Investment Corp.	279,027	3,886,584
	Elbit Medical Imaging, Ltd.	141,338	2,543,311
	Electra (Israel), Ltd.	15,789	1,306,179
*	Elron Electronic Industries, Ltd.	323,982	719,139
*	Feuchtwanger Investments, Ltd.	10,500	30
*	First International Bank of Israel, Ltd. (6123804)	570,205	934,404
*	First International Bank of Israel, Ltd. (6123815)	289,898	2,417,023
	Formula Systems, Ltd.	91,685	510,067
*	Formula Vision Technologies, Ltd.	1	—
*	Granite Hacarmel Investments, Ltd.	142,500	235,012
*	Hadera Paper, Ltd.	31,026	1,148,922
*	Hamlet (Israel-Canada), Ltd.	16,333	58,203
*	Harel Insurance Investments & Finances, Ltd.	106,397	3,313,695
	IBI Investment House, Ltd.	6,245	38,557
*	Industrial Building Corp., Ltd.	922,044	1,153,218
*	Israel Cold Storage & Supply Co., Ltd.	7,000	47,391
*	Israel Petrochemical Enterprises, Ltd.	225,343	375,739
*	Israel Steel Mills, Ltd.	97,000	906
	Ituran Location & Control, Ltd.	24,162	190,482
*	Jerusalem Oil Exploration, Ltd.	27,096	210,171
*	Kardan Israel, Ltd.	2,237	2,784
*	Knafaim Arkia Holdings, Ltd.	117,857	572,190
*	Koor Industries, Ltd.	146,769	3,221,549
*	Leader Holding & Investments, Ltd.	197,439	75,983
	Liberty Properties, Ltd.	3,457	36,427
*	Magal Security Systems, Ltd.	18,398	79,320
	Makhteshim-Agan Industries, Ltd.	123,160	542,183
*	Menorah Mivtachim Holdings, Ltd.	202,929	1,471,556
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	50,677
	Middle East Tube Co., Ltd.	18,000	23,201
*	Migdal Insurance & Financial, Ltd. Holdings	2,967,230	3,279,364
*	Miloumor, Ltd.	97,997	6,102
*	Minrav Holdings, Ltd.	2,000	94,934
*	Mivtach Shamir Holdings, Ltd.	26,586	447,656
	Mizrahi Tefahot Bank, Ltd.	1,725,090	9,545,762

15

*	Naphtha Israel Petroleum Corp.	125,444	260,025
*	NICE Systems, Ltd. Sponsored ADR	78,714	2,015,866
*	Nisko Industries, Ltd.	5,929	14,016
*	OCIF Investments and Development, Ltd.	14,180	62,002
	Oil Refineries, Ltd.	11,090,509	4,012,390
	Ormat Industries, Ltd.	276,852	2,091,287
*	RADVision, Ltd.	60,313	428,760
*	Retalix, Ltd.	235,506	1,982,035
	Scailex Corp., Ltd.	416,611	3,146,685
*	Suny Electronic, Ltd.	90,241	239,869
	Super-Sol, Ltd. Series B	780,479	2,542,121
*	Team Computer & Systems, Ltd.	6,937	82,264
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	221,228	9,709,697
*	The Israel Land Development Co., Ltd.	176,934	461,402
*	Union Bank of Israel, Ltd.	364,943	781,760
*	Urdan Industries, Ltd.	526,698	190,845

TOTAL — ISRAEL			141,301,677

MALAYSIA — (4.1%)
COMMON STOCKS — (4.1%)
	A&M Realty Berhad	854,200	97,777
	Affin Holdings Berhad	9,611,900	4,598,773
*	Airasia Berhad	2,630,000	861,288
	Alliance Financial Group Berhad	8,044,300	4,634,644
	Aluminum Co. of Malaysia Berhad	250,000	63,072
*	AMBD Berhad	2,782,700	127,977
	AMMB Holdings Berhad	21,831,262	19,160,404
	Ancom Berhad	413,437	62,465
	Ann Joo Resources Berhad	1,721,000	740,865
	APM Automotive Holdings Berhad	1,024,700	508,334
	Apollo Food Holdings Berhad	198,400	132,362
*	Asas Dunia Berhad	524,700	79,589
*	Asia Pacific Land Berhad	5,644,300	434,642
	Asiatic Development Berhad	1,918,900	2,631,463
*	Axiata Group Berhad	9,369,050	5,770,489
	Bandar Raya Developments Berhad	3,669,100	1,219,994
	Batu Kawan Berhad	2,276,250	5,201,773
	Berjaya Corp. Berhad	16,673,980	3,919,713
	Berjaya Land Berhad	3,273,000	3,025,989
	Bernas Padiberas Nasional Berhad	4,690,300	1,786,854
	Bimb Holdings Berhad	1,544,700	441,166
	Bina Darulaman Berhad	118,000	24,197
*	Binaik Equity Berhad	149,800	30,849
	Bolton Properties Berhad	1,277,400	224,523
	Boustead Holdings Berhad	3,165,400	3,156,419
	Cahya Mata Sarawak Berhad	1,401,400	541,827
	Chemical Co. of Malaysia Berhad	311,000	197,263
	Chin Teck Plantations Berhad	296,600	531,284
	Choo Bee Metal Industries Berhad	339,700	131,424
*	Country Heights Holdings Berhad	174,000	32,441
	Cycle & Carriage Bintang Berhad	249,800	151,855

16

*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	157,546
	DNP Holdings Berhad	1,431,800	334,545
	DRB-Hicom Berhad	7,750,700	2,157,724
*	Eastern & Oriental Berhad (6468754)	1,863,766	317,066
	Eastern & Oriental Berhad (B19ZLW1)	283,149	67,805
	Eastern Pacific Industrial Corp. Berhad	497,700	185,067
	ECM Libra Avenue Berhad	6,220,730	1,080,082
	EON Capital Berhad	1,707,807	1,711,701
	Esso Malaysia Berhad	905,500	575,409
	Far East Holdings Berhad	388,800	604,398
*	Focal Aims Holdings Berhad	424,000	24,416
*	Fountain View Development Berhad	2,573,200	159,018
	Gamuda Berhad	9,077,000	6,086,587
	General Corp. Berhad	1,681,400	357,652
	Globetronics Technology Berhad	72,000	13,834
	Glomac Berhad	1,609,100	301,608
	Gold Is Berhad	1,598,600	619,682
*	Golden Plus Holdings Berhad	201,000	45,080
	Gopeng Berhad	273,900	48,342
	Grand United Holdings Berhad	1,387,700	192,391
*	Gula Perak Berhad	50	1
	GuocoLand (Malaysia) Berhad	486,000	116,804
	Hap Seng Consolidated Berhad	1,984,200	1,262,772
	Hong Leong Financial Group Berhad	1,249,437	1,751,710
	Hong Leong Industries Berhad	1,225,800	1,209,744
	Hume Industries (Malaysia) Berhad	537,667	441,085
	Hunza Properties Berhad	1,033,300	378,422
	Hwang-DBS (Malaysia) Berhad	908,700	328,530
	IGB Corp. Berhad	10,599,200	5,332,542
	IJM Corp. Berhad	8,931,900	12,493,032
*	IJM Land Berhad	742,900	275,142
	IJM Plantations Berhad	115,400	78,106
*	Insas Berhad	3,779,000	428,243
	Integrated Logistics Berhad	1,222,800	235,453
	IOI Corp. Berhad	16,320	19,561
*	Jaks Resources Berhad	3,438,000	454,854
	Jaya Tiasa Holdings Berhad	1,185,135	637,055
	Jerneh Asia Berhad	425,120	128,379
	K & N Kenanga Holdings Berhad	2,209,100	389,718
*	Karambunai Corp. Berhad	6,839,800	162,047
	Keck Seng (Malaysia) Berhad	1,663,400	1,445,532
	Kian Joo Can Factory Berhad	3,566,680	1,198,919
*	KIG Glass Industrial Berhad	260,000	2,191
	Kim Hin Industry Berhad	453,800	111,260
	Kim Loong Resources Berhad	324,800	176,431
	KLCC Property Holdings Berhad	5,965,800	5,322,087
	KNM Group Berhad	15,964,100	2,554,154
	Knusford Berhad	153,300	61,148
	KPJ Healthcare Berhad	1,570,300	1,317,858
	KrisAssets Holdings Berhad	250,377	182,776
	KSL Holdings Berhad	189,466	38,775

17

	Kuala Lumpur Kepong Berhad	1,700,050	5,520,590
*	Kub Malaysia Berhad	5,214,000	631,743
	Kuchai Development Berhad	345,600	61,089
	Kulim Malaysia Berhad	1,954,925	3,036,152
*	Kumpulan Europlus Berhad	1,702,900	152,357
	Kumpulan Fima Berhad	585,100	75,260
*	Kumpulan Hartanah Selangor Berhad	520,000	60,756
	Kwantas Corp. Berhad	246,000	129,645
*	Land & General Berhad	14,452,000	969,547
	Landmarks Berhad	1,777,200	471,464
*	LBS Bina Group Berhad	1,607,000	136,884
	Leader Universal Holdings Berhad	5,383,033	857,496
	Leong Hup Holdings Berhad	1,469,800	364,778
*	Lien Hoe Corp. Berhad	1,997,150	86,913
*	Lion Corp Berhad	2,717,500	299,195
	Lion Diversified Holdings Berhad	1,682,500	213,382
*	Lion Forest Industries Berhad	579	90
	Lion Industries Corp. Berhad	4,734,381	1,318,576
*	MAA Holdings Berhad	888,700	156,392
	Malaysia Building Society Berhad	419,000	111,784
	Malaysian Airlines System Berhad	437,067	384,414
	Malaysian Bulk Carriers Berhad	1,552,725	1,276,310
	Malaysian Mosaics Berhad	354,240	68,693
	Malaysian Resources Corp. Berhad	5,766,900	1,833,174
	Marco Holdings Berhad	1,710,000	64,294
	MBM Resources Berhad	487,533	313,384
*	Measat Global Berhad	377,500	111,306
	Mega First Corp. Berhad	1,101,700	254,850
	Melewar Industrial Group Berhad	1,253,300	197,976
	Merge Housing Berhad	58,952	8,238
	Metro Kajang Holdings Berhad	535,333	136,250
*	Metroplex Berhad	817,000	—
*	Mieco Chipboard Berhad	873,900	68,562
	MISC Berhad	275,200	682,114
*	MK Land Holdings Berhad	6,778,500	509,256
	MMC Corp. Berhad	9,729,779	4,764,691
	MNRB Holdings Berhad	1,150,800	938,741
	MTD ACPI Engineering Berhad	2,193,100	245,143
	Muda Holdings Berhad	706,000	112,954
	Muhibbah Engineering Berhad	4,613,000	1,479,972
*	MUI Properties Berhad	1,314,000	44,004
*	Mulpha International Berhad	11,256,500	1,304,914
	Multi-Purpose Holdings Berhad	1,974,000	734,678
	MWE Holdings Berhad	458,000	88,572
*	Narra Industries Berhad	154,200	16,676
	NCB Holdings Berhad	2,381,700	1,789,902
	Negri Sembilan Oil Palms Berhad	167,600	178,568
	New Straits Times Press (Malaysia) Berhad	1,751,100	591,783
	NV Multi Corp. Berhad	671,800	95,619
	Nylex (Malaysia) Berhad	386,320	63,282
	OKS Property Holdings Berhad	1,338,741	172,515
	Oriental Holdings Berhad	3,021,116	4,051,589

18

	Oriental Interest Berhad	170,000	52,528
	OSK Holdings Berhad	4,969,618	1,697,390
	OSK Ventures Interantional Berhad	66,000	11,420
	P.I.E. Industrial Berhad	323,600	375,757
	Pacific & Orient Berhad	283,365	80,536
*	Pan Malaysia Cement Works Berhad	1,271,800	44,585
	Panasonic Manufacturing Malaysia Berhad	339,180	1,028,600
*	Paracorp Berhad	252,000	708
	Paramount Corp. Berhad	203,900	125,765
	Parkson Holdings Berhad	2,263,990	2,632,214
	PBA Holdings Berhad	1,502,500	428,476
	Pelikan International Corp. Berhad	148,680	36,165
*	Permaju Industries Berhad	1,714,300	190,210
	Petronas Dagangan Berhad	970,900	2,152,902
	PJ Development Holdings Berhad	2,768,800	402,688
	PK Resources Berhad	5,300	789
	Pos Malaysia Berhad	3,533,817	2,210,925
	PPB Group Berhad	6,759,566	20,077,278
*	Prime Utilities Berhad	46,000	1,744
	Protasco Berhad	282,200	59,830
	Proton Holdings Berhad	3,581,500	2,963,645
*	Pulai Springs Berhad	159,800	40,062
*	Ramunia Holdings Berhad	2,434,736	417,583
	Ranhill Berhad	3,026,600	696,374
	RHB Capital Berhad	4,037,200	4,656,287
*	Salcon Berhad	574,000	73,236
*	Sapura Resources Berhad	286,800	17,367
	Sarawak Energy Berhad	4,695,700	2,647,469
	Sarawak Oil Palms Berhad	391,820	246,721
	Scientex, Inc. Berhad	645,048	180,485
	Scomi Group Berhad	8,510,000	1,030,876
	Selangor Dredging Berhad	1,312,700	183,269
	Shangri-La Hotels (Malaysia) Berhad	738,000	380,097
	Shell Refining Co. Federation of Malaysia Berhad	217,100	600,214
	SHL Consolidated Berhad	1,008,700	313,802
	Southern Acids (Malaysia) Berhad	44,000	17,452
	Southern Steel Berhad	865,300	370,668
	Store Corp. Berhad	124,630	107,725
	Subur Tiasa Holdings Berhad	460,530	219,300
*	Sunrise Berhad	2,158,384	792,034
	Sunway City Berhad	2,699,500	1,596,235
	Sunway Holdings Berhad	3,977,900	921,464
	Suria Capital Holdings Berhad	590,800	156,157
	Symphony House Berhad	523,734	34,438
	Ta Ann Holdings Berhad	137,400	127,107
	TA Enterprise Berhad	10,563,300	2,774,823
	Tahp Group Berhad	27,000	21,312
*	Talam Corp. Berhad	17,833,050	500,655
	Tamco Corp. Holdings Berhad	240,171	3,716
	Tan Chong Motor Holdings Berhad	4,998,300	2,029,646
	TDM Berhad	1,059,200	484,911
*	Tebrau Teguh Berhad	2,520,000	378,771

19

	Tekala Corp. Berhad	337,700	67,991
*	Time Dotcom Berhad	11,179,300	1,104,981
	Tiong Nam Transport Holdings Berhad	171,500	29,386
	Tradewinds (Malaysia) Berhad	844,200	630,576
	TSR Capital Berhad	157,900	52,815
	UAC Berhad	77,398	60,798
*	UEM Land Holdings Berhad	4,815,375	1,425,147
	UMW Holdings Berhad	2,726,886	4,356,748
	Unico-Desa Plantations Berhad	4,011,228	758,712
	Unisem (M) Berhad	4,210,700	977,093
	United Malacca Rubber Estates Berhad	450,100	789,836
	United Plantations Berhad	678,200	2,035,237
	Utusan Melayu (Malaysia) Berhad	449,500	86,817
	VS Industry Berhad	1,337,193	407,871
	Warisan TC Holdings Berhad	109,850	56,716
*	WTK Holdings Berhad	2,299,250	612,221
	Yeo Hiap Seng (Malaysia) Berhad	355,320	126,733
	YTL Corp. Berhad	5,593,600	11,132,442
	YTL Power International Berhad	409,562	237,733
	Yu Neh Huat Berhad	2,744,713	954,167
	Zelan Berhad	1,937,000	421,289
TOTAL COMMON STOCKS			234,252,236

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	1,526,067	72,874
*	Malayan United Industries Berhad A2	1,526,067	66,444
TOTAL PREFERRED STOCKS			139,318

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	1,607,495	162,556
*	Jerneh Asia Berhad Warrants 07/26/12	159,420	9,628
*	OSK Holdings Berhad Warrants 09/30/12	93,339	3,146
*	Sarawak Oil Palms Berhad Warrants 01/19/11	53,568	18,132
TOTAL RIGHTS/WARRANTS			193,462

TOTAL — MALAYSIA			234,585,016

MEXICO — (5.9%)
COMMON STOCKS — (5.9%)
#	Alfa S.A.B. de C.V. Series A	2,753,517	4,776,672
* #	Alsea de Mexico S.A.B. de C.V.	1,545,900	627,049
	America Movil S.A.B. de C.V. Series L ADR	55,728	1,830,665
* #	Axtel, S.A.B. de C.V.	3,563,740	1,476,502
*	Carso Infraestructura y Construccion S.A.B. de CV	57,500	28,737
#	Cemex S.A.B. de C.V. Sponsored ADR	9,036,518	67,593,155
#	Cia Minera Autlan S.A.B. de C.V.	44,000	59,310
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	264,200	10,393,628
#	Consorcio ARA S.A.B. de C.V.	9,328,400	2,844,601
*	Consorcio Hogar S.A.B. de C.V. Series B	1,276,418	122,039
* #	Corporacion GEO S.A.B. de C.V. Series B	3,800,332	4,954,801

20

*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,639,586	682,864
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	1,756
	Corporacion Moctezuma S.A.B. de C.V.	111,200	187,669
	Corporativo Fragua S.A.B. de C.V. Series B	70	406
* #	Desarrolladora Homex S.A.B. de C.V.	1,663,900	5,159,464
*	Dine S.A.B. de C.V.	1,818,367	787,617
	El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	53,955
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	952,050
#	Embotelladora Arca S.A.B. de C.V.	607,200	1,367,805
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	5,867
* #	Empresas ICA S.A.B. de C.V.	2,318,272	4,214,735
* #	Empresas ICA S.A.B. de C.V. Sponsored ADR	489,268	3,547,193
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,440,300	4,073,860
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,411,458	39,958,376
*	GMD Resorts S.A.B. de C.V.	41,400	12,595
*	Gruma S.A.B. de C.V. ADR	85,416	201,582
* #	Gruma S.A.B. de C.V. Series B	2,801,716	1,692,475
#	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	613,500	628,786
#	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	534,189	10,982,926
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	2,265,240
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	221,543	6,867,833
#	Grupo Carso S.A.B. de C.V. Series A-1	10,678,493	27,674,669
	Grupo Cementos de Chihuahua S.A.B. de C.V.	2,799,892	5,992,815
* #	Grupo FAMSA S.A.B. de C.V.	709,900	565,616
	Grupo Financiero Banorte S.A.B. de C.V.	6,257,710	9,654,442
	Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,374,133	22,442,628
*	Grupo Gigante S.A.B. de C.V. Series B	324,076	305,156
	Grupo Herdez S.A.B. de C.V.	319,000	311,930
	Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	1,481,367
*	Grupo Industrial Saltillo S.A.B. de C.V.	1,341,869	252,706
* #	Grupo Iusacell S.A.B. de C.V.	299,960	921,216
*	Grupo Kuo S.A.B. de C.V. Series B	2,038,967	812,279
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	21,376
	Grupo Mexico S.A.B. de C.V. Series B	26,577,260	20,598,050
*	Grupo Nutrisa S.A. de C.V.	428	504
	Grupo Posadas S.A. de C.V. Series L	356,000	300,406
*	Grupo Qumma S.A. de C.V. Series B	5,301	69
* #	Grupo Simec, S.A. de C.V.	966,700	1,435,416
#	Grupo Televisa S.A. de C.V.	288,100	891,678
	Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	5,048,028
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	6,618,915	5,369,538
	Industrias Bachoco S.A.B. de C.V. Series B	810,300	1,025,934
* #	Industrias CH S.A.B. de C.V. Series B	2,827,592	6,230,287
	Industrias Penoles S.A.B. de C.V.	1,180,155	12,822,197
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	144,000	525,163
* #	Organizacion Soriana S.A.B. de C.V. Series B	14,540,800	25,856,630
*	Promotora y Operadora de Infraestructura S.A. de C.V.	96,978	151,023
*	Qualitas Compania de Seguros S.A. de C.V.	1,713,100	492,612
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	261
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	978

21

* #	SARE Holding S.A. de C.V.	123,300	21,434
*	Savia S.A. de C.V.	3,457,285	200,335
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	483,200
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	2,199,700	2,421,805
#	Vitro S.A.B. de C.V.	3,219,986	1,432,038

TOTAL — MEXICO			334,095,999

PHILIPPINES — (0.5%)
COMMON STOCKS — (0.5%)
	A. Soriano Corp.	20,195,000	986,861
	Alaska Milk Corp.	7,953,000	648,281
*	Alsons Consolidated Resources, Inc.	16,904,000	122,347
	Bacnotan Consolidated Industries, Inc.	2,575,998	426,159
	Banco de Oro Unibank, Inc.	5,115,420	3,168,471
*	Belle Corp.	31,340,000	452,943
*	Benpres Holdings Corp.	4,800,000	136,553
	Cebu Holdings, Inc.	7,763,250	237,926
	China Banking Corp.	1,724	12,996
*	Digital Telecommunications Phils., Inc.	102,460,000	2,289,062
	DMCI Holdings, Inc.	9,170,000	832,617
	EEI Corp.	1,929,000	57,448
*	Empire East Land Holdings, Inc.	37,000,000	222,171
*	Export & Industry Bank, Inc.	14,950	70
	Filinvest Land, Inc.	92,992,031	1,090,503
*	Filipina Water Bottling Corp.	5,471,786	—
*	First Philippines Holdings Corp.	2,467,100	1,259,650
*	House of Investments, Inc.	700,000	21,139
	International Container Terminal Services, Inc.	270,000	71,211
	Jollibee Food Corp.	152,000	144,128
	Macroasia Corp.	2,170,000	131,517
	Megaworld Corp.	103,073,600	1,487,208
	Metro Bank & Trust Co.	7,397,055	4,574,143
*	Mondragon International Philippines, Inc.	2,464,000	6,369
*	Philippine National Bank	3,781,218	1,250,035
*	Philippine National Construction Corp.	398,900	40,420
*	Philippine Realty & Holdings Corp.	20,930,000	86,117
	Philippine Savings Bank	1,232,313	981,110
*	Philippine Townships, Inc.	226,200	432
*	PhilWeb Corp.	33,000,000	30,653
*	Prime Media Holdings, Inc.	409,000	2,326
*	Prime Orion Philippines, Inc.	13,400,000	60,963
	Rizal Commercial Banking Corp.	2,851,448	822,943
	Robinson’s Land Corp. Series B	10,360,700	1,175,630
	Security Bank Corp.	2,387,410	1,726,622
	Semirara Mining Corp.	141,700	80,909
	Shang Properties, Inc.	614,285	17,040
	SM Development Corp.	28,566,248	1,769,339
*	Solid Group, Inc.	19,668,000	158,621
	Union Bank of the Philippines	920,294	451,581
	Universal Robina Corp.	16,573,345	2,466,649
*	Vista Land & Lifescapes, Inc.	430,000	9,407
TOTAL COMMON STOCKS			29,510,570

RIGHTS/WARRANTS — (0.0%)
*	Megaworld Corp. Rights 05/22/09	25,768,400	—

TOTAL — PHILIPPINES			29,510,570

22

POLAND — (2.3%)
COMMON STOCKS — (2.3%)
	Agora SA	559,848	2,607,639
*	Amica Wronki SA	170,802	267,831
	Asseco Poland SA	440,281	6,915,563
	Bank Millennium SA	5,515,278	4,371,583
	Bank Pekao SA	41,481	1,485,416
*	Bank Przemyslowo Handlowy BPH SA	68,855	702,565
*	Bioton SA	16,349,625	1,491,062
*	Boryszew SA	268,708	220,466
*	Budimex SA	100,539	2,090,639
*	Cersanit-Krasnystaw SA	11,868	38,641
	Ciech SA	100,063	957,047
	Debica SA	111,346	1,654,106
*	Dom Development SA	26,870	271,266
*	Echo Investment SA	1,796,966	1,563,541
	Elektrobudowa SA	29,635	1,260,185
*	Elstar Oils SA	196,440	257,185
	Emperia Holding SA	12,562	175,027
*	Fabryki Mebli Forte SA	70,159	153,195
*	Farmacol SA	5,526	48,539
*	Ferrum SA	4,233	6,243
*	Getin Holdings SA	1,022,560	1,580,979
	Grupa Kety SA	123,335	2,610,205
*	Grupa Lotos SA	839,119	4,198,968
	Impexmetal SA	5,899,609	3,001,487
	KGHM Polska Miedz SA	1,331,285	23,328,849
*	Koelner SA	110,633	280,613
	Kredyt Bank SA	619,815	1,088,604
*	Kroscienskie Huty Szkla Krosno SA	63,425	3,375
*	Lentex SA	158,570	950,740
*	MNI SA	326,495	278,791
*	Mondi Packaging Paper Swiecie SA	11,049	172,218
*	Mostostal Export SA	389,492	239,511
*	Mostostal Warszawa SA	284,654	4,571,476
*	Mostostal Zabrze Holding SA	350,940	404,316
	Multimedia Polska SA	33,632	69,514
*	Netia Holdings SA	3,441,202	3,657,508
	Orbis SA	541,449	5,948,885
	Pfleiderer Grajewo SA	48,441	133,781
*	Polnord SA	102,774	1,000,154
	Polski Koncern Naftowy Orlen SA	5,310,008	41,757,460
*	Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	260,829	1,443,504
*	Raciborska Fabryka Kotlow SA	1,155,432	2,384,073

23

*	Stalexport SA	889,216	431,417
*	Sygnity SA	103,024	654,465
*	Synthos SA	6,535,154	1,221,394
*	Vistula Group SA	8,000	2,866
	Zelmer SA	3,000	23,517

TOTAL — POLAND			127,976,409

SOUTH AFRICA — (10.3%)
COMMON STOCKS — (10.3%)
#	ABSA Group, Ltd.	2,423,130	27,945,344
	Adcorp Holdings, Ltd.	152,955	377,079
	Advtech, Ltd.	1,558,456	731,014
	Aeci, Ltd.	1,637,382	9,382,339
	Afgri, Ltd.	3,987,067	2,295,078
	African Bank Investments, Ltd.	3,907,775	12,382,174
	African Oxygen, Ltd.	734,706	1,471,698
	African Rainbow Minerals, Ltd.	1,163,169	15,714,943
	Allied Electronics Corp., Ltd.	534,406	1,383,402
	Allied Technologies, Ltd.	196,345	1,327,137
	AngloGold Ashanti, Ltd.	403,609	12,398,110
	ArcelorMittal South Africa, Ltd.	2,008,265	18,717,342
	Argent Industrial, Ltd.	1,272,940	1,194,751
*	Argility, Ltd.	130,947	—
*	Aspen Pharmacare Holdings, Ltd.	397,125	2,015,165
	AST Group, Ltd.	1,842,229	101,424
	Astral Foods, Ltd.	139,135	1,619,001
#	Aveng, Ltd.	3,144,927	12,027,565
	AVI, Ltd.	4,469,388	8,657,976
*	Avusa, Ltd.	391,810	815,851
	Barloworld, Ltd.	2,126,852	8,995,144
*	Bell Equipment, Ltd.	368,870	240,499
	Bidvest Group, Ltd.	230,871	2,440,799
	Business Connexion Group	465,381	183,910
	Capitec Bank Holdings, Ltd.	179,693	824,360
	Cashbuild, Ltd.	60,784	466,249
	Caxton & CTP Publishers & Printers, Ltd.	3,015,054	3,924,648
*	Cipla Medpro South Africa, Ltd.	3,233,310	1,579,391
	City Lodge Hotels, Ltd.	94,820	747,950
*	Corpgro, Ltd.	579,166	—
	Data Tec, Ltd.	2,446,932	4,817,229
	Datacentrix Holdings, Ltd.	959,663	384,859
	Delta Electrical Industries, Ltd.	234,340	241,482
	Dimension Data Holdings P.L.C.	3,977,377	2,975,687
	Discovery Holdings, Ltd.	136,687	396,530
	Distell Group, Ltd.	544,476	3,466,431
	Distribution & Warehousing Network, Ltd.	216,722	173,118
	Durban Roodeport Deep, Ltd.	1,462,175	1,162,086
*	ElementOne, Ltd.	391,810	495,963
*	Eqstra Holdings, Ltd.	829,977	583,958
	Exxaro Resources, Ltd.	103,649	759,886
	Famous Brands, Ltd.	206,074	391,803

24

	FirstRand, Ltd.	4,842,130	7,396,293
	Foschini, Ltd.	281,329	1,488,855
	Freeworld Coatings, Ltd.	2,085,597	1,417,691
#	Gold Fields, Ltd.	487,041	5,065,860
#	Gold Fields, Ltd. Sponsored ADR	5,386,450	56,019,080
	Gold Reef Resorts, Ltd.	519,880	1,074,346
	Grindrod, Ltd.	293,553	481,066
	Group Five, Ltd.	465,209	1,730,522
*	Harmony Gold Mining Co., Ltd.	2,941,322	27,381,990
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	383,651	3,575,627
	Highveld Steel & Vanadilum Corp., Ltd.	264,444	2,062,266
	Hudaco Industries, Ltd.	162,006	933,155
#	Hulamin, Ltd.	882,088	1,066,909
	Iliad Africa, Ltd.	76,658	58,682
	Illovo Sugar, Ltd.	1,516,761	4,629,943
	Impala Platinum Holdings, Ltd.	300,321	5,738,244
	Imperial Holdings, Ltd.	1,552,015	9,943,458
	Investec, Ltd.	2,292,683	10,847,195
*	JCI, Ltd.	4,289,448	—
	JD Group, Ltd.	106,369	426,269
*	JSE, Ltd.	53,811	330,263
	Kumba Iron Ore, Ltd.	117,551	2,241,527
	Lewis Group, Ltd.	1,114,052	5,500,671
	Liberty Holdings, Ltd.	1,458,029	9,973,668
*	M Cubed Holdings, Ltd.	1,850,526	43,709
	Massmart Holdings, Ltd.	177,731	1,534,307
	Medi-Clinic Corp., Ltd.	2,253,843	5,445,819
*	Merafe Resources, Ltd.	10,469,632	968,434
*	Metair Investments, Ltd.	1,650,332	873,693
*	Metorex, Ltd.	492,898	99,252
	Metropolitan Holdings, Ltd.	8,873,678	11,103,534
#	Mondi, Ltd.	517,591	1,729,002
	Mr. Price Group, Ltd.	534,202	1,635,159
	MTN Group, Ltd.	151,516	1,967,161
	Murray & Roberts Holdings, Ltd.	1,803,099	10,063,735
	Mvelaphanda Group, Ltd.	4,125,843	2,256,306
	Nampak, Ltd.	5,955,540	8,813,072
	Naspers, Ltd. Series N	432,614	8,816,084
#	Nedbank Group, Ltd.	2,710,554	27,645,668
	Network Healthcare Holdings, Ltd.	1,524,093	1,671,398
	New Clicks Holdings, Ltd.	3,409,228	6,574,041
#	Northam Platinum, Ltd.	850,632	2,812,463
	Nu-World Holdings, Ltd.	158,299	261,457
	Oceana Group, Ltd.	482,566	1,385,124
	Omnia Holdings, Ltd.	516,966	3,153,954
	Palabora Mining Co., Ltd.	192,276	1,396,692
	Peregrine Holdings, Ltd.	1,129,448	860,087
	Pick’n Pay Stores, Ltd.	117,630	421,900
	Pretoria Portland Cement Co., Ltd.	2,190,935	8,409,490
	PSG Group, Ltd.	1,076,599	2,007,879
*	Randgold & Exploration Co., Ltd.	256,811	—
	Raubex Group, Ltd.	50,781	131,057

25

	Redefine Income Fund, Ltd.	83,325	70,167
	Reunert, Ltd.	651,562	3,219,954
	Sanlam, Ltd.	28,877,831	53,897,343
	Santam, Ltd.	18,334	168,577
	Sappi, Ltd.	3,330,136	8,889,008
#	Sappi, Ltd. Sponsored ADR	692,000	1,799,200
	Sasol, Ltd. Sponsored ADR	708,659	21,337,722
	Shoprite Holdings, Ltd.	62,090	371,981
*	Simmer & Jack Mines, Ltd.	297,043	95,498
	Spur Corp., Ltd.	385,679	372,361
	Standard Bank Group, Ltd.	1,129,030	10,908,925
	Steinhoff International Holdings, Ltd.	9,727,233	11,658,198
	Sun International, Ltd.	367,959	3,486,074
#	Telkom South Africa, Ltd.	944,704	11,903,069
	Telkom South Africa, Ltd. Sponsored ADR	5,288	265,828
	The Spar Group, Ltd.	622,960	3,889,583
	Tiger Brands, Ltd.	171,336	2,661,647
*	Tiger Wheels, Ltd.	575,610	—
	Tongaat-Hulett, Ltd.	266,171	2,347,846
	Trans Hex Group, Ltd.	509,906	87,467
	Trencor, Ltd.	1,468,675	3,018,413
	Truworths International, Ltd.	711,817	2,841,143
	UCS Group, Ltd.	1,814,728	277,990
	Value Group, Ltd.	874,662	308,856
	Woolworths Holdings, Ltd.	2,641,256	3,725,818

TOTAL — SOUTH AFRICA			584,876,100

SOUTH KOREA — (11.1%)
COMMON STOCKS — (11.1%)
#	Aekyung Petrochemical Co., Ltd.	19,060	283,854
*	Anam Electronics Co., Ltd.	24,280	58,852
*	Artone Paper Manufacturing Co., Ltd.	25,355	46,032
#	Asia Cement Manufacturing Co., Ltd.	28,888	998,480
*	Asia Paper Manufacturing Co., Ltd.	34,410	208,892
*	Asiana Airlines, Inc.	75,670	244,789
*	AUK Corp.	40,090	73,435
#	Bing Grae Co., Ltd.	29,190	916,623
* #	BNG Steel Co., Ltd	41,370	258,578
	Bohae Brewery Co., Ltd.	8,830	111,317
*	Boo Kook Securities Co., Ltd.	27,705	518,115
	Boryung Pharmaceutical Co., Ltd.	11,018	224,571
	Busan Bank	708,450	3,885,895
	BYC Co., Ltd.	810	81,108
	Byuck San Corp.	10,472	76,354
*	Byuck San Engineering and Construction Co., Ltd.	87,860	204,157
*	C & Heavy Industries Co., Ltd.	59,460	8,110
	Cambridge Members Co., Ltd.	8,070	60,220
	Cheil Industrial, Inc.	107,574	3,862,352
*	Cho Kwang Leather Co., Ltd.	13,660	69,890
	Cho Kwang Paint Co., Ltd.	24,260	56,824
*	Choil Aluminum Manufacturing Co., Ltd.	13,190	55,837

26

*	Chon Bang Co., Ltd.	2,520	54,755
#	Choongwae Pharmaceutical Corp.	24,657	296,140
	Chosun Refractories Co., Ltd.	10,390	473,563
#	Chungho Comnet Co., Ltd.	24,590	272,888
	CJ Cheiljedang Corp.	505	62,240
#	CJ Corp.	90,342	3,474,411
*	Comtec Systems Co., Ltd.	75,460	61,240
* #	Cosmochemical Co., Ltd.	47,640	203,366
#	Crown Confectionery Co., Ltd.	2,910	132,047
*	Dae Chang Industrial Co., Ltd.	257,400	111,361
	Dae Dong Industrial Co., Ltd.	17,320	246,589
	Dae Hyun Co., Ltd.	192,600	106,548
* #	Dae Sang Corp.	110,202	546,751
	Dae Won Kang Up Co., Ltd.	238,400	316,062
*	Dae Young Packaging Co., Ltd.	388,976	121,455
#	Daeduck Electronics Co., Ltd.	227,450	746,655
#	Daeduck Industries Co., Ltd.	68,930	374,936
	Daegu Bank Co., Ltd.	672,652	4,618,648
#	Daehan Flour Mills Co., Ltd.	5,955	607,911
	Daehan Synthetic Fiber Co., Ltd.	5,193	282,683
#	Daekyo Co., Ltd.	346,480	1,693,433
#	Daelim Industrial Co., Ltd.	144,089	6,994,923
	Daelim Trading Co., Ltd.	31,734	101,155
	Daesang Holdings Co., Ltd.	33,096	76,505
#	Daesung Industrial Co., Ltd.	8,895	516,009
*	Daewon Cable Co., Ltd.	13,570	71,414
	Daewon Pharmaceutical Co., Ltd.	39,180	152,294
#	Daewoo Engineering & Construction Co., Ltd.	57,850	507,353
* #	Daewoo Motor Sales Corp.	159,350	1,670,367
*	Daewoong Co., Ltd.	14,890	261,478
	Dahaam E-Tec Co., Ltd.	5,985	135,837
* #	Daishin Securities Co., Ltd.	248,481	3,456,468
* #	Daiyang Metal Co., Ltd.	77,290	177,903
#	Daou Technology, Inc.	145,600	899,410
#	DC Chemical Co., Ltd.	1,370	240,244
*	DI Corp.	101,890	111,090
	Digital Power Communications Co., Ltd.	113,840	118,040
	Dong Ah Tire Industrial Co., Ltd.	51,594	333,327
*	Dong Hai Pulp Co., Ltd.	6,457	32,223
	Dong IL Rubber Belt Co., Ltd.	40,761	61,085
* #	Dong Wha Pharmaceutical Industries Co., Ltd.	10,828	336,569
* #	Dong Won Co., Ltd.	14,220	89,166
	Dongbang Agro Co., Ltd.	53,610	292,996
	Dongbang Transport Logistics Co., Ltd.	51,750	101,089
	Dongbu Corp.	73,520	642,420
* #	Dongbu HiTek Co., Ltd.	104,044	770,658
* #	Dongbu Securities Co., Ltd.	123,376	691,691
#	Dongbu Steel Co., Ltd.	92,198	654,506
	Dong-Il Corp.	6,378	264,711
*	Dongkook Industrial Co., Ltd.	16,200	19,240
#	Dongkuk Steel Mill Co., Ltd.	192,032	4,373,531
	Dongsung Pharmaceutical Co., Ltd.	92,550	114,283

27

	Dongwon F&B Co., Ltd.	10,026	266,700
#	Dongwon Industries Co., Ltd.	7,116	498,854
	Dongyang Engineering & Construction Corp.	6,597	115,529
	Dongyang Express Bus Corp.	3,729	71,720
#	Dongyang Mechatronics Corp.	115,477	397,806
#	Doosan Heavy Industries & Construction Co., Ltd.	1,479	96,484
	DPI Co., Ltd.	22,738	99,364
	Duck Yang Industry Co., Ltd.	4,000	21,335
#	Ducsung Co., Ltd.	45,260	66,301
*	Eagon Industrial Co., Ltd.	11,400	128,103
	e-Starco Co., Ltd.	170,050	136,086
	F&F Co., Ltd.	62,660	155,650
*	First Fire & Marine Insurance Co., Ltd.	28,830	155,297
	Fursys, Inc.	29,120	529,298
	Gaon Cable Co., Ltd.	12,730	317,134
#	GIIR, Inc.	31,610	222,891
#	Global & Yuasa Battery Co., Ltd.	53,100	1,234,654
	Green Cross Holdings Corp.	10,540	543,593
#	GS Holdings Corp.	285,000	6,835,992
	Hae In Co., Ltd.	24,780	100,621
#	Halla Climate Control Corp.	90,050	617,553
#	Halla Engineering & Construction Corp.	38,260	741,279
*	Han All Pharmaceutical Co., Ltd.	79,410	335,957
#	Han Kuk Carbon Co., Ltd.	25,070	139,613
* #	Han Yang Securities Co., Ltd.	57,340	488,645
	Hana Financial Group, Inc.	560,583	9,655,455
	Handok Pharmaceuticals Co., Ltd.	18,150	183,091
#	Handsome Corp.	110,990	817,613
#	Hanil Cement Manufacturing Co., Ltd.	25,603	1,668,466
	Hanil Construction Co., Ltd.	38,025	236,174
	Hanil E-Wha Co., Ltd.	135,210	277,733
*	Hanil Iron & Steel Co., Ltd.	1,815	19,307
	Hanjin Heavy Industries & Construction Co., Ltd.	115,934	3,241,192
	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	91,460	1,408,323
#	Hanjin Shipping Co., Ltd.	270,360	4,115,360
#	Hanjin Transportation Co., Ltd.	38,000	947,311
	Hankook Cosmetics Co., Ltd.	110,860	269,002
	Hankook Shell Oil Co., Ltd.	1,880	113,115
#	Hankook Tire Manufacturing Co., Ltd.	492,550	5,872,962
	Hankuk Electric Glass Co., Ltd.	990	19,784
	Hankuk Glass Industries, Inc.	29,050	528,598
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	396,375
*	Hansae Co., Ltd.	32,917	154,964
	Hansae Yes24 Holdings Co., Ltd.	10,972	28,687
	Hanshin Construction Co., Ltd.	24,880	281,576
#	Hansol Chemical Co., Ltd.	35,837	240,266
*	Hansol Paper Co., Ltd.	179,464	1,326,434
#	Hanssem Co., Ltd.	60,410	351,193
*	Hansung Enterprise Co., Ltd.	9,410	43,467
	Hanwha Chemical Corp.	363,242	3,266,746
* #	Hanwha Securities Co., Ltd.	219,425	1,878,928
	Hanwha Timeworld Co., Ltd.	9,000	67,960

28

#	Heung-A Shipping Co., Ltd.	63,680	64,285
#	Hite Holdings Co., Ltd.	30,390	767,633
* #	HMC Investment Securities Co., Ltd.	42,113	813,892
#	Honam Petrochemical Corp.	67,515	4,031,439
	Hotel Shilla Co., Ltd.	67,520	836,911
*	HS R&A Co., Ltd.	12,680	67,294
#	Huchems Fine Chemical Corp.	38,970	781,509
*	Huneed Technologies	9,003	37,010
#	Husteel Co., Ltd.	22,160	333,856
#	Hwa Sung Industrial Co., Ltd.	44,200	219,430
	Hwacheon Machine Tool Co., Ltd.	2,050	50,208
	Hwacheon Machinery Works Co., Ltd.	4,490	48,608
	Hwashin Co., Ltd.	59,700	99,770
* #	Hynix Semiconductor, Inc.	1,389,098	15,597,643
#	Hyosung T & C Co., Ltd.	124,047	7,710,419
*	Hyundai Cement Co., Ltd.	17,245	217,299
#	Hyundai DSF Co., Ltd.	38,700	236,772
#	Hyundai Elevator Co., Ltd.	22,090	1,217,185
#	Hyundai H & S Co., Ltd.	21,786	983,355
#	Hyundai Hysco	270,550	1,951,404
#	Hyundai Merchant Marine Co., Ltd.	87,351	1,816,617
	Hyundai Mipo Dockyard Co., Ltd.	51,203	5,965,748
	Hyundai Mobis	3,297	253,019
#	Hyundai Motor Co., Ltd.	764,050	40,826,973
	Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	225,556
*	Hyundai Securities Co., Ltd.	643,939	7,513,245
#	Hyundai Steel Co.	238,900	10,086,096
*	Il Dong Pharmaceutical Co., Ltd.	20,084	639,057
	Il Sung Construction Co., Ltd.	7,660	42,683
	Iljin Diamond Co., Ltd.	5,782	56,888
*	Iljin Display Co., Ltd.	14,591	77,295
*	Iljin Holdings Co., Ltd.	96,174	290,216
	Ilshin Spinning Co., Ltd.	5,070	233,630
#	Ilsung Pharmaceutical Co., Ltd.	9,060	482,115
#	InziControls Co., Ltd.	27,640	71,162
	IS Dongseo Co., Ltd.	27,140	195,759
#	ISU Chemical Co., Ltd.	19,790	211,316
#	IsuPetasys Co., Ltd.	116,640	160,435
#	Jahwa Electronics Co., Ltd.	69,130	361,392
	Jeil Mutual Savings Bank	40,900	147,325
	Jeil Pharmaceutical Co.	33,420	241,616
#	Jeonbuk Bank, Ltd.	202,062	931,465
*	Jinro, Ltd.	57	14,275
* #	Joongang Construction Co., Ltd.	20,550	104,578
#	K.C. Tech Co., Ltd.	109,497	331,362
* #	KB Financial Group, Inc. ADR	1,203,424	38,365,157
	KCC Corp.	29,050	8,057,823
	KCTC	6,030	65,325
* #	Keangnam Enterprises, Ltd.	53,600	489,989
* #	KEC Corp.	116,249	70,813
	KEC Holdings Co., Ltd.	38,749	30,290
	Keyang Electric Machinery Co., Ltd.	187,450	240,326

29

#	KG Chemical Corp.	36,983	250,277
* #	Kia Motors Corp.	986,780	8,648,129
#	KISCO Corp.	29,571	1,243,186
	KISWIRE, Ltd.	50,083	1,978,015
	Kodenshi Korea Corp.	64,590	191,946
	Kolon Engineering & Construction Co., Ltd.	63,270	416,473
#	Kolon Industries, Inc.	70,909	1,956,716
*	Korea Cast Iron Pipe Co., Ltd.	63,778	223,650
*	Korea Circuit Co., Ltd.	57,220	132,637
* #	Korea Development Co., Ltd.	40,490	227,404
*	Korea Development Leasing Corp.	12,762	275,971
#	Korea Electric Terminal Co., Ltd.	42,160	553,027
#	Korea Exchange Bank	1,137,620	6,481,482
#	Korea Export Packing Industries Co., Ltd.	5,420	41,779
*	Korea Flange Co., Ltd.	18,630	170,914
*	Korea Green Paper Manufacturing Co., Ltd.	21,304	36,863
*	Korea Investment Holdings Co., Ltd.	207,626	5,259,396
#	Korea Iron & Steel Co., Ltd.	8,957	398,495
* #	Korea Kolmar Co., Ltd.	20,300	57,096
#	Korea Komho Petrochemical Co., Ltd.	61,869	1,661,754
#	Korea Line Corp.	35,553	2,108,414
#	Korea Mutual Savings Bank	18,280	294,038
* #	Korea Petrochemical Industry Co., Ltd.	25,400	821,686
#	Korea Zinc Co., Ltd.	35,825	3,872,936
*	Korean Air Co., Ltd.	205,694	6,266,254
	Korean Air Terminal Service Co., Ltd.	10,970	287,280
*	Korean French Banking Corp.	167,589	105,868
* #	KP Chemical Corp.	304,576	1,666,135
	KPX Chemical Co., Ltd.	9,632	325,188
#	KPX Fine Chemical Co., Ltd.	6,795	242,613
	KPX Holdings Corp.	7,249	214,956
*	KT Freetel, Ltd.	458,000	9,461,182
* #	KTB Securities Co., Ltd.	255,110	1,040,340
#	Kukdo Chemical Co., Ltd.	15,960	472,866
*	Kukje Pharm Ind. Co., Ltd.	32,956	77,132
#	Kumho Electronics Co., Ltd.	15,879	466,296
	Kumho Industrial Co., Ltd.	98,875	1,780,459
*	Kumho Investment Bank	637,880	301,438
* #	Kumho Tire Co., Inc.	286,360	1,376,870
#	Kumkang Industrial Co., Ltd.	11,170	102,369
	Kunsul Chemical Industrial Co., Ltd.	22,480	221,151
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	638,923
*	Kwang Myung Electric Engineering Co., Ltd.	102,680	79,680
	Kyeryong Construction Industrial Co., Ltd.	26,510	571,842
* #	Kyobo Securities Co., Ltd.	67,440	593,265
	Kyung Dong Navien Co., Ltd.	3,450	79,181
	Kyung Nong Corp.	60,670	183,353
*	Kyungbang Co., Ltd.	2,312	232,543
	Lee Ku Industrial Co., Ltd.	60,490	47,808
	LG Chemical, Ltd.	175,904	19,421,995
#	LG Corp.	8,397	371,704
	LG Dacom Corp.	219,720	3,366,391

30

#	LG Electronics, Inc.	108,628	8,973,983
#	LG Fashion Corp.	50,470	854,544
*	LG Hausys, Ltd.	23,802	2,133,461
	LG International Corp.	82,553	1,328,021
#	LG Phillips LCD Co., Ltd.	444,000	10,896,171
#	Lotte Chilsung Beverage Co., Ltd.	3,700	2,393,733
#	Lotte Confectionary Co., Ltd.	3,827	3,081,039
	Lotte Midopa Co., Ltd.	84,420	893,891
#	Lotte Sam Kang Co., Ltd.	4,440	597,474
	Lotte Shopping Co., Ltd.	43,969	7,679,792
#	LS Corp.	67,340	5,302,188
* #	Meritz Securities Co., Ltd.	928,245	877,846
	Mi Chang Oil Industrial Co., Ltd.	3,650	96,895
	MonAmi Co., Ltd.	693	5,293
#	Moorim Paper Co., Ltd.	57,710	364,652
	Motonic Corp.	6,400	31,311
#	Namhae Chemical Corp.	70,640	1,242,329
* #	Namkwang Engineering & Construction Co., Ltd.	29,854	314,002
	Namyang Dairy Products Co., Ltd.	2,226	886,801
*	Nasan Co., Ltd.	64,971	63,234
	Nexen Corp.	5,680	116,437
#	Nexen Tire Corp.	375,930	1,174,650
*	NH Investment & Securities Co., Ltd.	176,431	1,059,268
#	Nong Shim Co., Ltd.	15,130	2,553,129
	Nong Shim Holdings Co., Ltd.	7,060	319,434
	Noroo Paint Co., Ltd.	37,899	91,342
*	ON*Media Corp.	334,810	748,029
	Ottogi Corp.	10,309	980,405
	Pacific Corp.	17,065	1,585,320
	Pacific Pharmaceutical Co., Ltd.	3,840	90,376
	Pang Rim Co., Ltd.	15,040	174,150
*	PaperCorea, Inc.	19,552	132,749
#	Pohang Coated Steel Co., Ltd.	17,630	368,276
* #	Poong Lim Industrial Co., Ltd.	74,350	180,185
* #	Poongsan Corp.	104,032	1,273,114
* #	Poongsan Holdings Corp.	19,558	274,725
	POSCO	420	129,520
#	POSCO ADR	1,047,985	80,663,405
	Pulmuone Co., Ltd.	6,125	353,361
	Pum Yang Construction Co., Ltd.	21,917	173,249
#	Pusan City Gas Co., Ltd.	60,370	989,830
*	Pyung Hwa Anti-Vibration System Co., Ltd.	25,545	35,610
* #	Pyung Hwa Holdings Co., Ltd.	17,030	20,542
	Pyung Hwa Industrial Co., Ltd.	42,488	75,627
	S&T Corp.	144	3,283
#	S&T Dynamics Co., Ltd.	138,204	1,564,058
	S&T holdings Co, Ltd.	52,273	500,580
* #	Saehan Industries, Inc.	162,470	1,323,314
* #	Saehan Media Corp.	38,923	87,629
	Sam Kwang Glass Industrial Co., Ltd.	19,870	626,860
	Sam Whan Camus Co., Ltd.	9,400	54,949
	Sam Yung Trading Co., Ltd.	13,840	43,622

31

#	Sambu Construction Co., Ltd.	24,344	540,006
* #	Samho International Co., Ltd.	12,120	43,956
	Samhwa Crown and Closure Co., Ltd.	3,100	41,756
	Samhwa Paints Industrial Co., Ltd.	48,610	141,435
*	Samick Musical Instruments Co., Ltd.	621,710	377,989
	Samsung Climate Control Co., Ltd.	11,990	56,592
#	Samsung Corp.	569,540	19,640,501
	Samsung Electro-Mechanics Co., Ltd.	99,520	4,002,742
	Samsung Fine Chemicals Co., Ltd.	89,080	3,495,188
	Samsung SDI Co., Ltd.	166,550	11,953,393
	Samwhan Corp.	40,500	450,182
#	Samyang Corp.	35,236	1,052,228
	Samyang Genex Co., Ltd.	9,472	425,658
	Samyang Tongsang Co., Ltd.	8,060	141,179
#	Samyoung Electronics Co., Ltd.	65,330	628,509
*	SAVEZONE I&C Corp.	166,200	210,881
	SC Engineering Co., Ltd.	34,640	166,616
#	Seah Besteel Corp.	100,300	1,294,695
	SeAH Holdings Corp.	12,561	677,478
	SeAH Steel Corp.	17,133	583,233
#	Sebang Co., Ltd.	80,550	797,015
	Sejong Industrial Co., Ltd.	101,600	383,359
#	Seondo Electric Co., Ltd.	36,672	64,267
* #	Seoul Securities Co., Ltd.	2,163,799	1,937,000
*	SGWICUS Corp.	20,530	34,451
*	SH Chemical Co., Ltd.	528,345	255,657
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	105,816
	Shin Won Corp.	67,000	73,967
*	Shin Young Securities Co., Ltd.	26,040	829,362
	Shin Young Wacoal, Inc.	273	18,809
#	Shinhan Engineering & Construction Co., Ltd.	18,180	234,472
*	Shinhan Financial Group Co., Ltd.	81,216	2,009,282
#	Shinhan Financial Group Co., Ltd. ADR	268,994	13,274,854
	Shinpoong Pharmaceutical Co., Ltd.	13,200	263,565
	Shinsegae Engineering & Construction Co., Ltd.	8,470	99,648
*	Shinsung Engineering & Construction Co., Ltd.	39,449	10,608
#	Shinsung Engineering Co., Ltd.	27,117	79,282
#	Shinsung FA Co., Ltd.	27,117	70,646
#	Shinsung Holdings Co., Ltd.	79,589	402,314
*	Shinsung Tongsang Co., Ltd.	34,250	97,123
	Silla Trading Co., Ltd.	18,890	225,656
#	Sindo Ricoh Co., Ltd.	32,751	1,455,076
#	SJM Co., Ltd.	60,580	205,933
#	SK Co., Ltd.	174,491	16,140,590
	SK Energy Co., Ltd.	230,735	18,089,202
#	SK Gas Co., Ltd.	28,426	1,193,305
#	SKC Co., Ltd.	143,710	2,574,016
*	SL Corp.	33,210	93,845
*	Songwon Industrial Co., Ltd.	45,480	396,024
*	Soosan Heavy Industries Co., Ltd.	90,730	61,473
* #	Ssangyong Cement Industry Co., Ltd.	193,556	1,445,075
	Suheung Capsule Co., Ltd.	52,170	305,405

32

	Sung Bo Chemicals Co., Ltd.	4,130	80,147
* #	Sung Shin Cement Co., Ltd.	60,720	393,109
*	Sungchang Enterprise Holdings, Ltd.	20,760	338,900
	Sungjee Construction Co., Ltd.	28,480	163,602
* #	Sungwon Corp.	69,880	264,126
*	Sunjin Co., Ltd.	7,650	133,626
* #	Sunkyong Securities Co., Ltd.	384,280	842,970
#	Tae Kwang Industrial Co., Ltd.	3,447	1,722,201
#	Tae Kyung Industrial Co., Ltd.	92,200	386,520
	Taegu Department Store	52,221	429,312
#	Taeyoung Engineering & Construction	242,600	1,379,755
#	Tai Han Electric Wire Co., Ltd.	146,747	2,911,643
	Tai Lim Packaging Industries Co., Ltd.	134,200	98,677
*	Taihan Textile Co., Ltd.	836	16,907
*	Tec & Co.	56,847	122,184
	Telcoware Co., Ltd.	36,000	209,403
	The Will-Bes & Co., Ltd.	44,310	102,986
*	Tong Kook Corp.	607	739
	Tong Yang Moolsan Co., Ltd.	12,890	71,602
*	Tong Yang Securities, Inc.	300,000	2,438,370
*	TRYBRANDS, Inc.	30,151	80,035
	TS Corp.	11,001	453,727
#	Unid Co., Ltd.	32,400	1,020,887
*	Unimo Technology Co., Ltd.	17,000	9,952
	Union Steel Manufacturing Co., Ltd.	29,697	409,047
	Wiscom Co., Ltd.	32,980	104,821
*	Woongjin.Com Co., Ltd.	119,830	1,188,055
#	Woori Financial Co., Ltd.	53,950	222,690
*	Woori Investment & Securities Co., Ltd.	451,010	6,311,926
	WooSung Feed Co., Ltd.	101,890	105,216
	YESCO Co., Ltd.	16,050	336,591
	Yoosung Enterprise Co., Ltd.	106,520	217,496
#	Youlchon Chemical Co., Ltd.	82,970	478,582
*	Young Poong Mining & Construction Corp.	18,030	773
	Youngbo Chemical Co., Ltd.	33,000	45,746
	Youngone Corp.	178,660	1,369,704
#	Youngpoong Corp.	4,289	1,573,721
*	Yuhwa Securities Co., Ltd.	28,680	322,709
* #	Yuyang Telecom Co., Ltd.	11,200	73,865
*	Zinus, Inc.	1,866	5,454
TOTAL COMMON STOCKS			626,438,105

RIGHTS/WARRANTS — (0.0%)
*	Dongyang Engineering & Construction Corp. Rights 05/29/09	2,111	12,258

TOTAL — SOUTH KOREA			626,450,363

TAIWAN — (11.9%)
COMMON STOCKS — (11.9%)
*	A.G.V. Products Corp.	2,790,429	793,154
	Abocom Systems, Inc.	340,752	78,660

33

	Acbel Polytech, Inc.	2,851,960	1,741,989
*	Accton Technology Corp.	3,633,000	1,134,399
	Acer, Inc.	794,783	1,519,043
#	Advanced Semiconductor Engineering, Inc. ADR	155,986	472,638
	Allis Electric Co., Ltd.	749,320	137,416
	Ampoc Far East Co., Ltd.	749,016	197,706
	Amtran Technology Co., Ltd.	2,115,173	955,386
*	Apex Science & Engineering Corp.	496,000	142,261
*	Arima Computer Corp.	3,904,781	517,200
	Asia Cement Corp.	11,165,366	11,496,403
	Asia Chemical Corp.	1,756,000	648,969
	Asia Polymer Corp.	1,576,489	809,767
	Asia Vital Components Co., Ltd.	1,520,655	846,852
	AU Optronics Corp.	3,974,575	4,228,490
#	AU Optronics Corp. Sponsored ADR	3,869,083	41,979,551
	Audix Co., Ltd.	823,164	381,650
	Aurora Corp.	568,676	525,755
	Aurora Systems Corp.	281,281	165,830
	Avision, Inc.	1,360,555	404,097
	Bank of Kaohsiung Co., Ltd.	3,673,926	903,863
*	Behavior Tech Computer Corp.	884,716	59,145
	Bes Engineering Corp.	9,541,443	2,329,258
	Biostar Microtech International Corp.	476,595	196,260
	C Sun Manufacturing, Ltd.	219,249	69,327
*	Carnival Industrial Corp.	2,482,000	402,619
	Cathay Chemical Works, Inc.	857,000	228,481
	Cathay Real Estate Development Co., Ltd.	8,230,421	2,508,613
	Central Reinsurance Co., Ltd.	2,457,781	764,295
	Chain Qui Development Co., Ltd.	272,173	141,132
	Champion Building Materials Co., Ltd.	2,086,914	652,905
	Chang Hwa Commercial Bank	36,121,459	14,549,299
*	Chang-Ho Fibre Corp.	192,000	65,016
	Charoen Pokphand Enterprises Co., Ltd.	1,223,000	599,140
	Cheng Loong Corp.	7,053,480	1,731,354
	Chenming Mold Industrial Corp.	798,040	227,960
	Chi Mei Optoelectronic Corp.	30,325,932	15,084,375
*	Chia Her Industrial Co., Ltd.	1,358,004	77,041
*	Chia Hsin Cement Corp.	4,145,594	2,092,658
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	59,634
*	Chien Shing Stainless Steel Co., Ltd.	2,280,000	353,336
*	Chien Tai Cement Co., Ltd.	238	9
	Chilisin Electronics Corp.	168,300	53,480
*	China Airlines	15,861,952	4,314,326
	China Chemical & Pharmaceutical Co.	1,877,264	1,224,259
	China Development Financial Holding Corp.	80,236,032	20,461,182
	China Electric Manufacturing Co., Ltd.	2,450,200	975,826
*	China General Plastics Corp.	2,402,000	775,882
	China Glaze Co., Ltd.	889,084	215,580
	China Man-Made Fiber Co., Ltd.	8,736,813	1,481,716
	China Metal Products Co., Ltd.	470,000	373,367
	China Motor Co., Ltd.	5,676,749	2,410,721
*	China Petrochemical Development Corp.	13,242,580	3,059,269

34

*	China Rebar Co., Ltd.	439,188	60,022
	China Steel Structure Co., Ltd.	498,219	270,033
	China Synthetic Rubber Corp.	2,189,890	2,165,312
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	239,330
	Chinatrust Financial Holdings Co., Ltd.	37,442,937	17,114,337
	Ching Feng Home Fashions Industries Co., Ltd.	998,900	205,964
	Chin-Poon Industrial Co., Ltd.	2,197,451	973,941
	Chun Yu Works & Co., Ltd.	1,800,000	649,941
	Chun Yuan Steel Industrial Co., Ltd.	3,469,467	1,118,480
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	685,041
	Chung Hwa Pulp Corp.	3,513,419	1,087,219
*	Chung Shing Textile Co., Ltd.	600	9
	Chungwa Picture Tubes Co., Ltd.	51,320,045	8,549,892
	Clevo Co.	2,567,280	2,940,441
*	CMC Magnetics Corp.	24,065,000	5,108,928
	Collins Co., Ltd.	1,769,823	431,424
	Compal Electronics, Inc.	2,289,623	1,941,688
	Compeq Manufacturing Co., Ltd.	7,890,000	2,018,706
*	Compex International Co., Ltd.	46,400	281
	Continental Engineering Corp.	5,097,848	1,558,433
*	Cosmos Bank Taiwan	2,048,199	169,119
	CTCI Corp.	2,583,939	1,907,635
	CX Technology Co., Ltd.	82,728	27,717
	Cyntec Co., Ltd.	27,319	39,724
	Da-Cin Construction Co., Ltd.	1,684,579	798,435
*	Delpha Construction Co., Ltd.	1,684,044	276,152
*	Der Pao Construction Co., Ltd.	1,139,000	28,240
	Diamond Flower Electric Instrument Co., Ltd.	68,595	83,445
	E.Sun Financial Holding Co., Ltd.	15,243,280	4,098,339
	Eastern Media International Corp.	8,183,399	1,403,059
	Eclat Textile Co., Ltd.	310,867	143,027
	Edom Technology Co., Ltd.	888,800	242,623
	Elan Microelectronics Corp.	1,495,361	1,485,477
	Elite Material Co., Ltd.	1,263,079	527,902
	Elite Semiconductor Memory Technology, Inc.	793,109	759,943
	Elitegroup Computer Systems Co., Ltd.	6,985,066	2,263,864
	Enlight Corp.	1,184,549	31,977
*	EnTie Commercial Bank	693,232	186,840
*	Eva Airways Corp.	16,403,783	4,630,612
*	Ever Fortune Industrial Co., Ltd.	409,000	4,081
	Everest Textile Co., Ltd.	3,357,002	609,886
	Evergreen International Storage & Transport Corp.	3,116,000	2,110,524
	Evergreen Marine Corp., Ltd.	9,208,527	4,589,733
	Everlight Chemical Industrial Corp.	2,147,950	702,061
*	Everspring Industry Co., Ltd.	1,293,180	225,237
*	Evertop Wire Cable Corp.	829,890	130,777
	Excel Cell Electronics Co., Ltd.	565,000	174,848
	Far Eastern Department Stores, Ltd.	4,970,936	3,100,596
*	Far Eastern International Bank	11,541,236	2,274,115
	Federal Corp.	3,092,876	1,148,045
	Feng Hsin Iron & Steel Co., Ltd.	342,990	420,868

35

*	FIC Global, Inc.	122,255	16,535
	First Copper Technology Co., Ltd.	2,383,750	522,551
	First Financial Holding Co., Ltd.	18,098,108	9,559,379
	First Hotel	544,854	423,361
	First Steamship Co., Ltd.	728,000	918,882
	Formosa Chemicals & Fiber Co., Ltd.	3,222,000	5,120,421
	Formosa Taffeta Co., Ltd.	7,495,511	4,817,330
	Formosan Rubber Group, Inc.	4,667,000	2,212,907
*	Formosan Union Chemical Corp.	238,174	81,163
	Fortune Electric Co., Ltd.	794,850	877,436
*	Fu I Industrial Co., Ltd.	290,400	63,326
	Fubon Financial Holding Co., Ltd.	30,440,000	23,594,633
	Fwuson Industry Co., Ltd.	1,518,220	389,752
	G.T.M. Corp.	543,000	182,154
*	Giga Storage Corp.	2,039,898	340,949
	Giga-Byte Technology Co., Ltd.	5,303,287	3,690,883
	Gold Circuit Electronics, Ltd.	2,574,549	812,427
	Goldsun Development & Construction Co., Ltd.	8,392,689	3,262,579
	Good Will Instrument Co., Ltd.	383,670	178,520
	Gordon Auto Body Parts Co., Ltd.	1,050,352	332,320
*	Grand Pacific Petrochemical Corp.	3,861,000	1,011,436
	Grape King, Inc.	516,000	354,824
	Great China Metal Industry Co., Ltd.	1,577,000	839,056
	Great Wall Enterprise Co., Ltd.	1,721,327	1,789,090
	Hanpin Co., Ltd.	1,008,000	404,682
*	Helix Technology, Inc.	29,585	—
	Hey Song Corp.	3,250,000	1,299,034
*	Hitron Technologies, Inc.	514,000	165,920
*	Ho Tung Holding Corp.	3,868,628	1,130,338
*	Hocheng Corp.	2,499,300	582,888
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,338,420	458,110
	Hong Ho Precision Textile Co., Ltd.	58,136	12,454
	Hong Tai Electric Industrial Co., Ltd.	1,613,000	482,110
	Hong Yi Fiber Industry Co., Ltd.	573,000	105,715
	Hsin Kuang Steel Co., Ltd.	1,568,465	817,389
	Hsing Ta Cement Co., Ltd.	1,969,980	566,053
	Hua Eng Wire & Cable Co., Ltd.	4,069,035	769,816
	Hua Nan Financial Holding Co., Ltd.	3,161,416	1,792,608
*	Hualon Corp.	257,040	8,394
	Hung Ching Development & Construction Co., Ltd.	1,828,468	361,396
	Hung Poo Construction Corp.	1,392,436	1,289,548
	Hung Sheng Construction Co., Ltd.	3,463,000	1,085,365
*	Hwa Fong Rubber Co., Ltd.	408,960	126,214
	Ichia Technologies, Inc.	1,992,260	787,961
*	Inernational Semiconductor Technology, Ltd.	10,000	2,157
	Innolux Display Corp.	5,700,000	6,285,896
	Inventec Corp.	13,588,781	6,797,926
*	Jean Co., Ltd.	118,864	26,892
	Jui Li Enterprise Co., Ltd.	712,760	174,367
	Jung Shing Wire Co., Ltd.	127,936	24,192
	K Laser Technology, Inc.	735,601	309,984
	Kang Na Hsiung Co., Ltd.	1,395,127	812,401

36

*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	368,975
	Kaulin Manufacturing Co., Ltd.	926,656	401,904
	Kee Tai Properties Co., Ltd.	1,657,368	558,935
*	Kenda Rubber Industrial Co., Ltd.	2,008,642	1,692,133
	King Yuan Electronics Co., Ltd.	10,137,518	3,037,218
	Kingdom Construction Co., Ltd.	3,124,000	1,138,904
*	King’s Town Bank	5,194,012	1,142,459
	Kinpo Electronics, Inc.	9,690,375	2,428,242
	Knowledge-Yield-Excellence Systems Corp.	432,416	340,380
	Kung Long Batteries Industrial Co., Ltd.	173,000	93,552
	Kuoyang Construction Co., Ltd.	641,029	207,035
*	Kwong Fong Industries Corp.	3,801,000	586,401
	Lan Fa Textile Co., Ltd.	2,409,703	464,430
*	Lead Data Co., Ltd.	2,539,140	328,116
*	Leadtek Research, Inc.	727,844	131,557
*	Lealea Enterprise Co., Ltd.	4,662,000	651,581
	Lee Chang Yung Chemical Industry Corp.	2,145,780	1,863,544
	Lee Chi Enterprises Co., Ltd.	845,900	274,876
	Lelon Co., Ltd.	919,118	216,399
*	Leofoo Development Co., Ltd.	1,777,000	919,173
	Les Enphants Co., Ltd.	167,204	104,317
*	Li Peng Enterprise Co., Ltd.	3,988,712	530,803
	Lian Hwa Foods Corp.	157,000	55,117
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	224,162
	Lien Hwa Industrial Corp.	4,149,411	1,772,860
	Lingsen Precision Industries, Ltd.	2,254,295	629,075
	Lite-On Technology Corp.	5,412,209	4,331,380
	Long Bon Development Co., Ltd.	2,839,301	632,491
*	Long Chen Paper Co., Ltd.	3,677,741	795,285
	Lucky Cement Corp.	2,683,000	569,042
	Macronix International Co., Ltd.	26,111,644	10,869,951
	Mayer Steel Pipe Corp.	788,740	351,000
	Maywufa Co., Ltd.	192,264	106,645
	Mega Financial Holding Co., Ltd.	69,737,000	28,188,790
*	Megamedia Corp.	782	5
	Meiloon Co., Ltd.	579,352	157,654
	Mercuries & Associates, Ltd.	3,533,829	1,342,218
*	Mercuries Data Co., Ltd.	1,131,800	233,793
	Merida Industry Co., Ltd.	447,260	636,982
	Microelectronics Technology, Inc.	1,938,000	873,254
	Micro-Star International Co., Ltd.	6,657,448	4,082,533
*	Microtek International, Inc.	819,062	96,297
	Mitac International Corp.	2,281,000	1,054,266
	Mitac Technology Corp.	1,501,065	800,337
	Mobiletron Electronics Co., Ltd.	90,000	42,099
	Mospec Seminconductor Corp.	404,000	168,487
*	Mustek Systems, Inc.	1,191,983	66,714
*	Namchow Chemical Industrial Co., Ltd.	1,122,057	225,493
	Nankang Rubber Tire Co., Ltd.	278,941	203,792
	Nantex Industry Co., Ltd.	1,459,474	1,091,828
*	Nanya Technology Co., Ltd.	20,440,706	4,585,302
*	New Asia Construction & Development Co., Ltd.	1,011,542	199,307

37

	Nien Hsing Textile Co., Ltd.	3,910,000	1,395,011
*	Ocean Plastics Co., Ltd.	1,135,776	476,359
*	Optimax Technology Corp.	3,466,000	166,446
	Opto Tech Corp.	885,609	477,297
*	Orient Semiconductor Electronics, Ltd.	372,276	54,099
	Oriental Union Chemical Corp.	3,567,225	1,912,008
*	Pacific Construction Co., Ltd.	4,079,256	333,532
	Pan Jit International, Inc.	1,982,818	973,393
	Phihong Technology Co., Ltd.	2,226,661	759,145
	Phoenix Precision Technology Corp.	1,820,000	598,707
*	Picvue Electronics, Ltd.	241,600	—
*	Potrans Electrical Corp.	1,139,000	150,152
	Prince Housing & Development Corp.	4,151,737	1,124,717
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	278,649
*	Promise Technology, Inc.	654,685	312,666
	Qisda Corp.	8,957,952	3,164,619
*	Quintain Steel Co., Ltd.	3,247,000	619,343
	Radium Life Tech Corp.	1,491,144	654,278
	Ralec Electronic Corp.	286,018	195,869
	Realtek Semiconductor Corp.	805,290	1,302,352
*	Rectron, Ltd.	452,836	50,765
	Reward Wool Industry Corp.	965,000	148,797
*	Rexon Industrial Corp., Ltd.	1,026,820	151,787
*	Ritek Corp.	20,663,518	4,349,514
	Ruentex Development Co., Ltd.	2,897,000	2,041,677
	Ruentex Industries, Ltd.	2,485,000	2,069,500
*	Sainfoin Technology Corp.	835,498	—
*	Sampo Corp.	5,938,684	1,159,628
	San Fang Chemical Industry Co., Ltd.	217,644	159,508
	Sanyang Industrial Co., Ltd.	5,526,268	1,596,904
	Sanyo Electric Co., Ltd.	971,000	729,490
	Senao International Co., Ltd.	150,944	189,228
	Shan-Loong Transportation Co., Ltd.	133,286	52,786
	Sheng Yu Steel Co., Ltd.	1,716,000	1,182,426
	Shihlin Electric & Engineering Corp.	1,743,000	1,741,977
	Shin Kong Financial Holding Co., Ltd.	14,428,507	4,658,780
	Shinkong Co., Ltd.	2,182,412	745,058
	Shinkong Synthetic Fibers Co., Ltd.	9,238,342	1,739,999
	Shuttle, Inc.	1,190,223	396,828
	Sigurd Microelectronics Corp.	487,608	149,325
*	Silicon Integrated Systems Corp.	10,223,485	2,870,311
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	505	3,772
	Sincere Navigation Corp.	538,692	508,015
	Sinkang Industries Co., Ltd.	806,669	260,964
	Sinkong Spinning Co., Ltd.	1,246,311	720,309
	Sinon Corp.	2,114,700	950,737
	SinoPac Holdings Co., Ltd.	60,339,809	15,836,850
*	Sintek Photronics Corp.	3,861,120	1,408,698
	Siward Crystal Technology Co., Ltd.	889,405	314,515
	Solomon Technology Corp.	1,153,847	303,926
	South East Soda Manufacturing Co., Ltd.	927,500	794,992

38

	Southeast Cement Co., Ltd.	3,208,700	868,395
	Space Shuttle Hi-Tech Co., Ltd.	549,269	106,300
	SPI Electronic Co., Ltd.	100,000	78,700
	Spirox Corp.	282,367	111,680
	Standard Chemical & Pharmaceutical Co., Ltd.	577,000	497,964
	Standard Foods Taiwan, Ltd.	1,850,000	1,743,919
	Stark Technology, Inc.	775,200	389,441
	Sunonwealth Electric Machine Industry Co., Ltd.	1,594,987	939,371
	Sunplus Technology Co., Ltd.	2,515,620	1,256,393
	Synnex Technology International Corp.	1,687,339	2,448,089
*	Syscom Computer Engineering Co.	446,000	118,710
	Sysware Systex Corp.	828,801	515,154
*	T JOIN Transportation Co., Ltd.	3,278,000	1,615,324
	Ta Chen Stainless Pipe Co., Ltd.	1,498,864	788,886
*	Ta Chong Bank, Ltd.	12,806,906	1,888,900
	Ta Ya Electric Wire & Cable Co., Ltd.	4,255,732	780,028
	Ta Yih Industrial Co., Ltd.	192,000	95,034
	Tah Hsin Industrial Corp.	1,452,000	840,698
*	Tai Roun Products Co., Ltd.	379,000	71,212
	Ta-I Technology Co., Ltd.	1,279,034	655,447
	Taichung Commercial Bank	7,966,754	1,818,080
	Tainan Spinning Co., Ltd.	9,741,000	2,333,865
	Taishin Financial Holdings Co., Ltd.	46,043,000	10,379,718
*	Taisun Enterprise Co., Ltd.	1,931,721	537,570
	Taita Chemical Co., Ltd.	1,775,400	402,040
*	Taiwan Business Bank	28,343,549	6,403,827
	Taiwan Cement Corp.	12,306,807	11,757,779
	Taiwan Cooperative Bank	29,226,902	15,806,125
	Taiwan Fire & Marine Insurance Co., Ltd.	1,864,320	915,837
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	68,117
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	60,702
	Taiwan Glass Industrial Corp.	5,867,741	4,182,370
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,238,052	1,804,980
	Taiwan Kai Yih Industrial Co., Ltd.	670,660	402,429
*	Taiwan Kolin Co., Ltd.	5,797,000	122,693
	Taiwan Line Tek Electronic Co., Ltd.	448,259	319,477
	Taiwan Mask Corp.	2,194,000	777,696
	Taiwan Navigation Co., Ltd.	684,898	1,114,866
*	Taiwan Pulp & Paper Corp.	2,218,000	610,007
	Taiwan Sakura Corp.	1,628,490	619,036
	Taiwan Sogo Shinkong Security Co., Ltd.	616,205	317,457
	Taiwan Styrene Monomer Corp.	4,013,856	1,543,072
*	Taiwan Tea Corp.	2,988,381	1,272,340
	Taiyen Biotech Co., Ltd.	1,776,000	839,935
*	Tatung Co., Ltd.	23,096,000	6,162,593
*	Teapo Electronic Corp.	2,496,670	288,708
	Teco Electric & Machinery Co., Ltd.	15,351,834	6,072,909
*	Tecom, Ltd.	1,440,753	589,986
	Test-Rite International Co., Ltd.	1,529,391	769,179
	Tex-Ray Industrial Co., Ltd.	724,000	121,297
	The Ambassador Hotel	996,000	1,132,801
	The First Insurance Co., Ltd.	2,009,064	649,622

39

	Thye Ming Industrial Co., Ltd.	171,727	127,794
	Ton Yi Industrial Corp.	7,349,810	2,769,212
	Tong Yang Industry Co., Ltd.	850,739	746,021
*	Tong-Hwa Synthetic Fiber Co., Ltd.	317,000	30,041
	Tsann Kuen Enterprise Co., Ltd.	1,348,100	1,005,660
	TSRC Corp.	1,874,400	2,146,086
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	54,192
	Tung Ho Steel Enterprise Corp.	2,688,555	2,315,605
*	Twinhead International Corp.	1,446,017	141,836
	TYC Brother Industrial Co., Ltd.	1,183,561	755,295
*	Tycoons Group Enterprise Co., Ltd.	2,840,000	463,057
	Tze Shin International Co., Ltd.	934,919	385,019
*	Union Bank of Taiwan	9,266,577	1,728,039
*	Union Insurance Co., Ltd.	189,469	155,294
	Unitech Electronics Co., Ltd.	1,280,174	550,915
	Unitech Printed Circuit Board Corp.	2,466,265	875,043
	United Integration Service Co., Ltd.	986,000	427,911
	United Microelectronics Corp.	106,490,069	40,221,565
	Unity Opto Technology Co., Ltd.	571,125	379,716
*	Universal Cement Corp.	3,644,551	1,502,363
	Universal Microelectronics Co., Ltd.	747,491	248,973
	Universal Scientific Industrial Co., Ltd.	6,522,366	2,086,002
	Universal, Inc.	622,000	285,643
	UPC Technology Corp.	4,912,437	1,742,770
	USI Corp.	4,528,000	1,662,720
	U-TECH Media Corp.	1,566,799	360,325
*	Ve Wong Corp.	1,112,000	608,764
*	Visual Photonics Epitacy Co., Ltd.	94,710	59,090
	Walsin Lihwa Corp.	23,007,412	5,909,441
	Walsin Technology Corp., Ltd.	4,027,876	1,253,733
	Wan Hwa Enterprise Co., Ltd.	1,229,400	467,042
	Waterland Financial Holdings	12,821,080	3,101,694
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	302,240
*	Wei Chuan Food Corp.	1,007,000	820,854
	Weltrend Semiconductor, Inc.	978,994	531,307
*	Winbond Electronics Corp.	29,524,000	5,309,835
	Wintek Corp.	7,268,000	3,341,874
	WPG Holdings Co., Ltd.	1,037,151	860,101
*	Wus Printed Circuit Co., Ltd.	3,003,928	591,434
	Yageo Corp.	26,995,840	6,126,375
	Yang Ming Marine Transport Corp.	9,139,615	3,226,464
	Yeung Cyang Industrial Co., Ltd.	881,196	457,111
*	Yi Jinn Industrial Co., Ltd.	1,376,200	187,574
	Yieh Phui Enterprise Co., Ltd.	9,588,523	3,104,229
	Yosun Industrial Corp.	2,032,539	1,310,686
	Yuanta Financial Holding Co., Ltd.	9,699,422	5,672,539
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,035,018	3,252,986
	Yulon Motor Co., Ltd.	6,427,572	4,091,758
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,687	58,516
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	583,809
	Yung Tay Engineering Co., Ltd.	2,407,000	1,255,293
	Zig Sheng Industrial Co., Ltd.	4,011,378	580,040

TOTAL — TAIWAN			673,746,036

40

THAILAND — (1.9%)
COMMON STOCKS — (1.9%)
*	Aapico Hitech PCL (Foreign)	539,800	67,924
*	Adkinson Securities PCL (Foreign)	8,756,728	114,159
	Asia Plus Securities PCL (Foreign)	7,008,500	268,144
*	Asian Property Development PCL (Foreign)	1,911,600	183,115
	Ayudhya Insurance PCL (Foreign)	228,500	75,767
	Bangchak Petroleum PCL (Foreign)	150,000	50,163
	Bangkok Bank PCL (Foreign)	4,481,300	10,890,505
	Bangkok Bank PCL (Foreign) NVDR	4,518,700	10,885,348
	Bangkok Expressway PCL (Foreign)	3,883,500	1,705,944
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	111,615
	Bangkok Insurance PCL (Foreign)	87,880	495,625
*	Bangkok Land PCL (Foreign)	78,669,103	557,383
	Bank of Ayudhya PCL (Foreign) NVDR	16,370,400	5,289,005
	Banpu PCL (Foreign)	593,900	4,796,982
	Big C Supercenter PCL (Foreign)	1,279,200	1,513,578
	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,056,800	930,249
	Capital Nomura Securities PCL (Foreign)	478,400	219,642
	Capital Nomura Securities PCL (Foreign) NVDR	45,000	20,660
	Central Plaza Hotel PCL (Foreign)	5,422,500	467,179
	Ch. Karnchang PCL (Foreign)	720,000	77,132
	Charoen Pokphand Foods PCL (Foreign)	35,010,340	3,294,157
*	Charoong Thai Wire & Cable PCL (Foreign)	724,900	60,811
	Delta Electronics (Thailand) PCL (Foreign)	4,830,100	1,628,970
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	767,464
	Erawan Group PCL (Foreign)	4,288,950	161,664
*	G J Steel PCL (Foreign)	124,232,100	563,331
	GMM Grammy PCL (Foreign)	338,100	119,775
*	Golden Land Property PCL (Foreign)	232,500	10,872
*	Golden Land Property PCL (Foreign) NVDR	570,000	26,654
	Hana Microelectronics PCL (Foreign)	1,555,000	533,244
	Hermraj Land & Development PCL (Foreign)	64,383,100	985,316
*	ICC International PCL (Foreign)	2,710,500	3,235,931
*	Italian-Thai Development PCL (Foreign) NVDR	14,073,000	1,005,072
	Jasmine International PCL (Foreign)	41,666,800	448,728
	Kang Yong Electric PCL (Foreign)	236,200	274,457
	Kasikornbank PCL (Foreign)	1,505,300	2,389,026
	Kasikornbank PCL (Foreign) NVDR	164,500	244,757
	KGI Securities One PCL (Foreign)	11,756,100	313,185
#	Kiatnakin Finance PCL (Foreign)	2,815,900	1,133,223
	Krung Thai Bank PCL (Foreign)	33,380,400	5,013,919
	Krungthai Card PCL (Foreign)	1,326,700	259,437
	Laguna Resorts & Hotels PCL (Foreign)	1,342,400	916,872
	Lalin Property PCL (Foreign)	4,561,600	193,918
	Land & Houses PCL (Foreign)	559,510	65,013
	Land & Houses PCL (Foreign) NVDR	3,647,800	396,983
*	Loxley PCL (Foreign)	7,775,300	440,714

41

	MBK Development PCL (Foreign)	888,800	1,309,837
	MK Real Estate Development PCL (Foreign)	5,772,100	217,568
	Modernform Group PCL (Foreign)	46,000	36,829
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	411,064
	Noble Development PCL (Foreign)	2,425,600	184,231
	Padaeng Industry PCL (Foreign) NVDR	1,600,800	607,927
	Polyplex PCL (Foreign)	5,424,000	673,292
	Pranda Jewelry PCL (Foreign)	610,000	61,545
	Precious Shipping PCL	320,400	115,320
	Property Perfect PCL (Foreign)	3,707,900	313,151
	PTT Aromatics & Refining PCL (Foreign)	5,015,216	2,046,737
	PTT Chemical PCL (Foreign)	3,076,810	3,662,350
*	Quality Houses PCL (Foreign)	34,270,900	1,058,673
*	Regional Container Lines PCL (Foreign)	5,884,700	1,150,756
	Rojana Industrial Park PCL (Foreign)	92,600	9,815
*	Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	1,571,795
*	Saha Pathanapibul PCL (Foreign)	1,594,833	822,615
	Saha-Union PCL (Foreign)	2,976,400	1,138,767
	Sahaviriya Steel Industries PCL (Foreign)	68,900,700	800,603
	Sansiri PCL (Foreign)	9,982,900	577,161
	SC Asset Corp. PCL (Foreign)	1,345,200	263,055
	Seamico Securities PCL (Foreign)	5,788,600	292,014
	Serm Suk PCL (Foreign) NVDR	39,000	10,445
*	Shinawatra Satellite PCL (Foreign)	5,868,900	685,273
	Siam City Bank PCL (Foreign)	2,563,700	722,936
	Siam Commercial Bank PCL (Foreign)	4,475,800	7,642,538
	Siam Industrial Credit PCL (Foreign)	1,840,950	107,478
	Siam Makro PCL (Foreign)	331,200	645,317
*	Sino-Thai Engineering & Construction PCL (Foreign)	4,580,400	490,688
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	312,927
	Supalai PCL (Foreign)	8,329,366	557,101
*	SVOA PCL (Foreign)	4,744,000	86,047
	Tata Steel (Thailand) PCL (Foreign)	16,665,500	510,096
	Thai Oil PCL (Foreign)	2,300,000	2,102,168
	Thai Plastic & Chemicals PCL (Foreign)	3,853,900	1,845,853
	Thai Rayon PCL (Foreign)	165,000	114,567
*	Thai Rung Union Car PCL (Foreign)	5,386,250	259,505
	Thai Union Frozen Products PCL (Foreign)	1,173,600	731,733
*	Thai Wacoal PCL (Foreign)	93,300	102,462
	Thanachart Capital PCL (Foreign)	6,228,800	1,977,117
	The Siam Cement PCL (Foreign) NVDR	377,100	1,293,159
	Thoresen Thai Agencies PCL (Foreign)	2,560,800	1,190,226
* #	Ticon Industrial Connection PCL (Foreign)	105,200	21,019
*	Tipco Asphalt PCL (Foreign)	403,856	132,768
	Tisco Financial Group PCL (Foreign)	1,041,700	419,219
*	TMB Bank PCL (Foreign)	103,415,816	1,641,288
*	Total Access Communication PCL (Foreign)	1,264,380	897,710
*	TPI Polene PCL (Foreign)	9,987,124	973,663
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	149,048
	Univentures PCL (Foreign)	3,481,400	140,105
	Vanachai Group PCL (Foreign)	9,076,500	354,983
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	102,296
	Vinythai PCL (Foreign)	5,213,817	664,933
TOTAL COMMON STOCKS			107,413,385

42

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	15,090,426	21,384
*	Bangkok Land PCL (Foriegn) Warrants 05/02/13	3,987,333	1,130
*	Krungthai Card PCL (Foreign) Warrants 12/31/09	3,980,100	—
TOTAL RIGHTS/WARRANTS			22,514

TOTAL — THAILAND			107,435,899

TURKEY — (2.1%)
COMMON STOCKS — (2.1%)
*	Adana Cimento Sanayi Ticaret A.S.	425,898	140,809
	Akbank T.A.S.	3,719,088	14,366,008
*	Akcansa Cimento Sanayi ve Ticaret A.S.	94,000	205,551
*	Akenerji Elektrik Uretim A.S.	201,755	1,040,510
*	Aksa Akrilik Kimya Sanayii A.S.	847,158	1,041,851
	Aksigorta A.S.	771,674	1,549,353
	Alarko Carrier Sanayii ve Ticaret A.S.	23,199	146,639
	Alarko Holding A.S.	978,679	1,331,812
	Alkim Alkali Kimya A.S.	55,205	161,191
*	Alternatifbank A.S.	1	—
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	253,769
	Anadolu Anonim Turk Sigorta Sirketi A.S.	2,068,951	1,391,354
*	Anadolu Cam Sanayii A.S.	1,486,816	1,194,714
	Anadolu Hayat Sigorta A.S.	299,133	326,150
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	59,275	142,987
	Arcelik A.S	457,818	767,985
*	Asya Katilim Bankasi A.S.	1,198,411	1,144,377
*	Ayen Enerji A.S.	415,323	514,894
	Aygaz A.S.	1,118,602	1,652,830
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,431	242,160
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	334,290	562,428
*	Bati Anabolu Cimento A.S.	255,022	929,913
*	Beko Elektronik A.S.	283,333	109,572
	BIM BirlesikMagazalar A.S.	9,033	246,744
*	Bolu Cimento Sanayii A.S.	802,283	811,470
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	436,626
*	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	833,053
*	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,948	277,648
	BSH ev Aletleri Sanayi ve Ticaret A.S.	13,152	197,197
	Bursa Cimento Fabrikasi A.S.	8,256	28,299
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	402,142	230,820
*	Cimsa Cimento Sanayi ve Ticaret A.S.	495,774	1,271,012
	Coca-Cola Icecek A.S.	10,186	47,694
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	64,250	112,381
*	Dogan Gazetecilik A.S.	194,389	171,300
*	Dogan Sirketler Grubu Holding A.S.	9,177,648	3,684,088
*	Dogan Yayin Holding A.S.	121,662	50,416

43

	Dogus Otomotiv Servis ve Ticaret A.S.	52,000	88,151
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	339,824	262,586
*	EGE Seramik Sanayi ve Ticaret A.S.	41,683	16,678
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	880,692	665,285
	Enka Insaat ve Sanayi A.S.	43,367	184,552
	Eregli Demir ve Celik Fabrikalari Turk A.S.	5,335,662	12,945,401
	Ford Otomotiv Sanayi A.S.	53,500	178,986
*	Fortis Bank A.S.	1	1
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	312,958	179,803
*	Global Yatirim Holding A.S.	1,275,893	311,028
*	Goldas Kuyumculuk Sanayi A.S.	552,019	319,773
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	433,374
*	Goodyear Lastikleri T.A.S.	77,420	364,551
*	GSD Holding A.S.	2,225,362	652,029
	Gubre Fabrikalari Ticaret A.S.	43,641	165,814
	Gunes Sigorta A.S.	439,694	381,174
	Hektas Ticaret T.A.S.	380,059	196,539
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	121,662	52,493
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	29,366
*	Ihlas Holding A.S.	2,158,431	403,901
	Izmir Demir Celik Sanayii A.S.	661,228	777,805
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	1,477,478	994,715
	Karton Sanayi ve Ticaret A.S.	9,078	339,681
*	Koc Holding A.S. Series B	2,403,593	4,386,999
	Konya Cimento Sanayii A.S.	6,740	195,623
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	1,006,611	1,005,672
	Mardin Cimento Sanayii ve Ticaret A.S.	249,809	754,964
*	Marmari Marti Otel Isletmeleri A.S.	869,614	309,236
	Marshall Boya ve Vernik Sanayii A.S.	27,295	128,889
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,340,476	244,028
*	Multu Aku ve Malzemeleri Sanayi A.S.	249,949	189,855
*	Net Holding A.S.	1,239,663	324,961
*	Net Turizm Ticaret ve Sanayi A.S.	1,033,536	419,547
	Nortel Networks Netas Telekomuenikasyon A.S.	41,707	382,299
	Otobus Karoseri Sanayi A.S.	51,460	359,793
*	Parsan Makina Parcalari Sanayii A.S.	350,178	239,386
*	Petkim Petrokimya Holding A.S.	217,250	627,663
	Pinar Entegre Et ve Un Sanayi A.S.	231,479	369,787
	Pinar Sut Mamulleri Sanayii A.S.	48,128	92,653
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	2,892
*	Sabah Yayincilik A.S.	31,938	75,841
*	Sanko Pazarlama Ithalat Ihracat A.S.	107,831	163,830
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	574,295	717,452
*	Sekerbank T.A.S.	1,552,724	1,489,768
*	Tat Konserve Sanayii A.S.	602,024	557,154
*	Tekfen Holding A.S.	212,000	456,323
*	Tekstil Bankasi A.S.	931,412	324,622
*	Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S. (B03MY22)	156,597	264,255

44

*	Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S. (B3N5HB2)	239,397	261,801
	Tofas Turk Otomobil Fabrikasi A.S.	767,038	928,999
*	Trakya Cam Sanayii A.S.	2,046,874	1,441,827
	Tupras-Turkiye Petrol Rafinerileri A.S.	156,338	1,566,615
	Turcas Petrol A.S.	280,000	560,830
*	Turk Ekonomi Bankasi A.S.	743,000	431,630
*	Turk Sise ve Cam Fabrikalari A.S.	3,231,816	2,521,878
	Turkcell Iletisim Hizmetleri A.S. ADR	146,600	1,861,820
*	Turkiye Garanti Bankasi A.S.	7,964,802	16,698,875
	Turkiye Is Bankasi A.S.	3,033,727	8,758,473
*	Turkiye Sinai Kalkinma Bankasi A.S.	884,219	513,390
	Turkiye Vakiflar Bankasi T.A.O.	2,296,700	2,600,392
	Ulker Biskuvi Sanayi A.S.	741,800	1,102,970
*	USAS Ucak Servisi A.S.	134,650	108,347
*	Uzel Makina Sanayii A.S.	275,042	134,062
*	Vestel Elektronik Sanayi ve Ticaret A.S.	859,088	759,136
	Yapi Kredi Finansal Kiralama A.S.	45,196	72,634
*	Yapi ve Kredi Bankasi A.S.	4,431,636	5,983,090
*	Zorlu Enerji Elektrik Uretim A.S.	396,846	703,880
TOTAL COMMON STOCKS			118,653,432

RIGHTS/WARRANTS — (0.0%)
*	Deva Holding A.S. Rights 05/05/09	64,250	136,510

TOTAL — TURKEY			118,789,942

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $15,665,000 FHLMC 5.50%, 06/01/38, valued at $15,573,452) to be repurchased at $15,339,081	$15,339	15,339,000

		Shares
SECURITIES LENDING COLLATERAL — (11.5%)
§ @	DFA Short Term Investment Fund LP	654,780,649	654,780,649

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $387,586) to be repurchased at $379,988	$380	379,986
TOTAL SECURITIES LENDING COLLATERAL			655,160,635

TOTAL INVESTMENTS - (100.0%) (Cost $6,206,263,533)			$5,663,821,177

See accompanying Notes to Financial Statements.

45

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

BRAZIL — (12.3%)
COMMON STOCKS — (7.7%)
	Acos Villares SA	111,000	$29,918
	AES Tiete SA (2440693)	15,500	113,438
	AES Tiete SA (2441038)	15,500	128,308
	All America Latina Logistica SA	96,200	493,976
	American Banknote SA	9,400	52,390
*	Anhanguera Educacional Participacoes SA	8,000	55,917
	B2W Cia Global Do Varejo	11,500	182,565
	Banco Bradesco SA	75,700	778,113
	Banco do Brasil SA	37,400	320,359
	Banco Sofisa SA	10,400	19,005
*	BR Malls Participacoes SA	14,100	104,351
*	Centrais Eletricas Brasileiras SA (2308445)	20,700	266,865
*	Centrais Eletricas Brasileiras SA (2311120)	19,500	258,165
	Cia de Gas de Sao Paulo	4,000	58,804
	Cia de Saneamento de Minas Gerais-Copasa	13,800	149,477
	Cia Energetica de Minas Gerais	3,875	36,255
	Cia Energetica de Sao Paulo	30,600	216,679
	Cia Hering	2,300	9,299
	Companhia de Concessoes Radoviarias	10,800	129,267
	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	11,010	310,702
	Companhia Siderurgica Nacional SA Sponsored ADR	78,600	1,455,672
	Companhia Vale do Rio Doce ADR	176,600	2,915,666
	CPFL Energia SA	15,800	239,640
	Cremer SA	8,200	35,588
*	Cyrela Brazil Realty SA	49,600	315,644
	Empresa Brasileira de Aeronautica SA	90,900	369,588
	Empresa Brasileira de Aeronautica SA ADR	6,100	98,942
	Eternit SA	9,450	30,220
	Ferbasa-Ferro Ligas Da Bahia	9,900	27,136
	Fertilizantes Fosfatados SA	5,600	42,545
*	Gafisa SA	12,100	105,912
	Gerdau SA	29,400	165,203
*	Global Village Telecom Holding SA	20,700	273,485
*	IdeiasNet SA	41,600	50,742
	Industrias Romi SA	18,000	60,193
	Itau Unibanco Banco Multiplio SA ADR	317,882	4,364,520
	JBS SA	109,100	308,019
	Light SA	22,100	240,491
	Localiza Rent a Car SA	20,200	104,647
	Lojas Americanas SA	28,000	94,657

1

	Lojas Renner SA	21,600	195,973
	M Dias Branco SA	5,900	60,915
*	Mmx Mineracao e Metalicos SA	14,000	42,340
	Natura Cosmeticos SA	19,000	225,679
	Obrascon Huarte Lain Brasil SA	9,100	58,243
*	Paranapanema SA	25,200	39,718
	PDG Realty SA Empreendimentos e Participacoes	8,000	76,237
*	Perdigao SA	40,800	601,110
	Petroleo Brasileiro SA ADR (71654V101)	146,315	3,947,579
	Petroleo Brasileiro SA ADR (71654V408)	106,230	3,566,141
*	Plascar Participacoes Industriais SA	43,400	46,197
	Porto Seguro SA	24,000	144,617
*	Sao Martinho SA	16,000	98,677
*	Tam SA	20,900	141,310
	Tele Norte Leste Participacoes SA	8,800	165,954
	Telecomunicacoes de Sao Paulo SA	10,200	184,480
*	Tim Participacoes SA	15,200	45,483
	Totvs SA	3,200	86,544
	Tractebel Energia SA	36,200	298,338
	Universo Online SA	20,500	61,810
	Usinas Siderurgicas de Minas Gerais SA	9,000	123,881
	Vivo Participacoes SA	3,453	58,524
	Vivo Participacoes SA ADR	35,925	573,363
	Weg SA	40,900	261,400
TOTAL COMMON STOCKS			26,116,876

PREFERRED STOCKS — (4.6%)
#	Aracruz Celulose SA Sponsored ADR	15,600	186,264
	Banco Bradesco SA Sponsored ADR	138,000	1,694,640
* #	Braskem SA Preferred A Sponsored ADR	25,800	146,286
	Centrais Electricas de Santa Catarina SA	9,050	129,986
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	9,913	320,091
	Companhia de Transmissao de Energia Eletrica Paulista	6,400	137,418
	Companhia Energetica de Minas Gerais SA Sponsored ADR	36,400	547,820
*	Companhia Energetica do Ceara Coelce Series A	5,600	63,702
#	Companhia Paranaense de Energia-Copel Sponsored ADR	19,900	249,546
	Companhia Vale do Rio Doce Sponsored ADR	254,654	3,496,399
	Confab Industrial SA	48,246	84,857
	Duratex SA	28,500	221,469
#	Gerdau SA Sponsored ADR	168,600	1,197,060
	Gol Linhas Aereas Inteligentes SA	16,700	57,601
	Klabin SA	163,000	235,309
	Lojas Americanas SA	47,000	195,391
	Marcopolo SA	38,000	84,543
	Metalurgica Gerdau SA	75,200	713,884
*	Net Servicos de Comunicacao SA	28,391	232,425
	Net Servicos de Comunicacao SA Preferred ADR	15,410	125,437
	Randon e Participacoes SA	28,200	103,192
	Sadia SA ADR	65,333	372,398
	Saraiva SA Livreiros Editores	3,300	30,001

2

*	Suzano Papel e Celullose SA	83,600	530,484
	Tele Norte Leste Participacoes SA ADR	34,000	528,700
#	Telecomunicacoes de Sao Paulo SA ADR	24,200	524,898
	Telemar Norte Leste SA	7,800	195,984
	Tim Participacoes SA ADR	10,080	167,933
	Ultrapar Participacoes SA	22,136	618,588
	Ultrapar Participacoes SA Sponsored ADR	2,300	64,078
	Uniao de Industrias Petroquimicas SA Series B	125,400	41,247
	Usinas Siderurgicas de Minas Gerais SA Series A	114,375	1,696,593
* #	Votorantim Celulose e Papel SA Sponsored ADR	42,800	374,072
TOTAL PREFERRED STOCKS			15,368,296

RIGHTS/WARRANTS — (0.0%)
*	Cia de Gas de Sao Paulo Rights 05/23/09	63	39
*	Tim Participacoes SA Rights 05/04/09	29	3
TOTAL RIGHTS/WARRANTS			42

TOTAL — BRAZIL			41,485,214

CHILE — (2.1%)
COMMON STOCKS — (2.1%)
	Banco de Chile Series F ADR	6,606	239,335
	Banco de Credito e Inversiones SA Series A	9,749	207,800
	Banco Santander Chile SA ADR	7,000	247,870
	CAP SA	22,265	360,527
*	Colbun SA	2,969,308	584,419
	Compania General de Electricidad SA	27,332	141,887
*	Compania SudAmericana de Vapores SA	218,013	131,164
	CorpBanca SA	38,136,342	173,719
	Embotelladora Andina SA Series B	21,938	56,000
	Embotelladora Andina SA Series B ADR	5,000	77,000
	Empresa Nacional de Electricidad SA Sponsored ADR	24,755	949,354
	Empresa Nacional de Telecomunicaciones SA	32,414	381,669
	Empresas CMPC SA	27,806	620,885
	Empresas Copec SA	89,745	897,836
	Enersis SA Sponsored ADR	58,256	873,257
	Lan Airlines SA Sponsored ADR	19,400	175,958
	Madeco SA	1,535,966	73,927
	Madeco SA Sponsored ADR	10,700	52,644
*	S.A.C.I. Falabella SA	74,146	244,073
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	22,000	693,220

TOTAL — CHILE			7,182,544

CHINA — (11.0%)
COMMON STOCKS — (11.0%)
	Agile Property Holdings, Ltd.	446,000	332,806
*	Air China, Ltd.	492,000	229,956
* #	Ajisen China Holdings, Ltd.	135,000	67,653
	Aluminum Corp. of China, Ltd. ADR	39,595	761,412
	AMVIG Holdings, Ltd.	76,000	47,785
#	Angang Steel Co., Ltd.	248,000	294,885

3

*	Anhui Conch Cement Co., Ltd.	40,000	265,137
	Anhui Expressway Co., Ltd.	54,000	26,998
	Bank of China, Ltd.	3,374,000	1,250,996
#	Bank of Communications Co., Ltd.	732,000	589,653
	Beijing Capital International Airport Co., Ltd.	470,000	296,810
	Beijing Capital Land, Ltd.	330,000	66,475
	Beijing North Star Co., Ltd.	320,000	69,242
	Belle International Holdings, Ltd.	236,000	181,309
	Bosideng International Holdings, Ltd.	484,000	39,105
*	Brilliance China Automotive Holdings, Ltd.	844,000	62,584
* #	Byd Co., Ltd.	159,000	414,646
	Chaoda Modern Agriculture (Holdings), Ltd.	559,832	320,005
*	China Agri-Industries Holdings, Ltd.	244,000	124,971
*	China Citic Bank	583,000	264,739
#	China Construction Bank Corp.	4,274,000	2,472,918
	China COSCO Holdings Co., Ltd.	87,000	70,459
*	China Eastern Airlines Corp., Ltd.	256,000	42,658
#	China Everbright International, Ltd.	262,000	59,911
	China Everbright, Ltd.	212,000	410,254
*	China Grand Forestry Green Resources Group, Ltd.	1,520,000	59,264
	China Green (Holdings), Ltd.	93,000	74,642
*	China High Speed Transmission Equipment Group Co., Ltd.	115,000	205,458
	China Insurance International Holdings Co., Ltd.	96,000	159,997
	China Life Insurance Co., Ltd.	22,000	77,686
#	China Life Insurance Co., Ltd. ADR	36,543	1,934,952
	China Mengniu Dairy Co., Ltd.	129,000	230,436
	China Merchants Bank Co., Ltd.	155,000	277,338
	China Merchants Holdings (International) Co., Ltd.	227,509	532,845
*	China Mining Resources Group, Ltd.	1,034,000	31,536
	China Mobile, Ltd. Sponsored ADR	65,301	2,818,391
#	China Molybdenum Co., Ltd.	241,000	120,801
	China National Building Material Co., Ltd.	76,000	159,243
	China Oilfield Services, Ltd.	144,000	117,334
	China Overseas Land & Investment, Ltd.	8,320	14,427
	China Power International Development, Ltd.	358,000	80,505
	China Rare Earth Holdings, Ltd.	260,000	33,687
	China Resources Land, Ltd.	158,000	282,577
	China Resources Power Holdings Co., Ltd.	238,000	533,326
*	China Shenhua Energy Co., Ltd.	233,500	650,037
#	China Shipping Container Lines Co., Ltd.	809,000	194,621
	China Shipping Development Co., Ltd.	46,000	52,391
*	China Southern Airlines Co., Ltd.	230,000	54,011
*	China Southern Airlines Co., Ltd. ADR	9,000	105,120
	China State Construction International Holdings, Ltd.	318,000	77,129
	China Telecom Corp., Ltd.	430,000	211,675
#	China Telecom Corp., Ltd. ADR	11,545	569,977
	China Travel International Investment Hong Kong, Ltd.	574,000	100,190
	China Unicom Hong Kong, Ltd.	200,000	233,606
#	China Unicom Hong Kong, Ltd. ADR	114,955	1,330,029
#	China Yurun Food Group, Ltd.	123,000	145,676
	Chongqing Iron and Steel Co., Ltd.	190,000	55,951
	Citic Pacific, Ltd.	105,000	153,038

4

*	CITIC Resources Holdings, Ltd.	496,000	68,857
	CNOOC, Ltd.	427,000	476,120
	CNOOC, Ltd. ADR	11,400	1,269,390
	Comba Telecom Systems Holdings, Ltd.	198,000	84,748
	COSCO International Holdings, Ltd.	222,000	67,716
	COSCO Pacific, Ltd.	300,000	283,166
* #	Country Garden Holdings Co.	606,000	197,661
	Dalian Port (PDA) Co., Ltd.	182,000	63,298
#	Datang International Power Generation Co., Ltd.	536,000	257,196
	Denway Motors, Ltd.	1,396,000	580,173
*	Dongfang Electric Co., Ltd.	24,800	64,690
*	Fosun International	496,500	174,412
* #	Fushan International Energy Group, Ltd.	308,000	85,560
#	Geely Automobile Holdings, Ltd.	800,000	107,320
	Global Bio-Chem Technology Group Co., Ltd.	392,000	52,213
	Golden Eagle Retail Group, Ltd.	136,000	109,781
	GOME Electrical Appliances Holdings, Ltd.	1,583,000	228,768
*	Great Wall Motor Co., Ltd.	163,000	86,338
*	Greentown China Holdings, Ltd.	156,500	86,168
	Guangdong Investment, Ltd.	518,000	212,718
	Guangshen Railway Co., Ltd. Sponsored ADR	7,262	162,306
	Guangzhou Investment Co., Ltd.	1,088,000	176,549
	Guangzhou R&F Properties Co., Ltd.	135,600	217,695
	GZI Transport, Ltd.	128,000	41,785
*	Haier Electronics Group Co., Ltd.	431,000	46,434
	Hengan International Group Co., Ltd.	69,000	287,759
*	Hidili Industry International Development, Ltd.	219,000	87,505
#	HKC (Holdings), Ltd.	43,057	3,133
#	Hopson Development Holdings, Ltd.	124,000	94,797
#	Huadian Power International Corp.	310,000	74,773
*	Huaneng Power International, Inc.	130,000	88,597
*	Huaneng Power International, Inc. ADR	9,458	257,541
	Hunan Non-Ferrous Metal Corp., Ltd.	322,000	54,162
#	Industrial & Commercial Bank of China, Ltd.	4,186,000	2,392,019
* #	Intime Department Store Group Co., Ltd.	163,000	58,293
	Jiangsu Express Co., Ltd.	196,000	138,155
#	Jiangxi Copper Co., Ltd.	62,000	72,334
*	Ju Teng International Holdings, Ltd.	168,000	73,199
	Kingdee International Software Group Co., Ltd.	320,000	54,335
*	Kingsoft Corp., Ltd.	198,000	89,800
*	KWG Property Holding, Ltd.	224,500	85,893
	Lenovo Group, Ltd.	696,000	183,204
#	Li Ning Co., Ltd.	93,500	191,344
	Lianhua Supermarket Holdings Co., Ltd.	24,000	28,447
#	Lonking Holdings, Ltd.	109,000	82,124
#	Maanshan Iron and Steel Co., Ltd.	394,000	158,813
* #	Minth Group, Ltd.	136,000	83,733
*	Nan Hai Corp., Ltd.	6,200,000	53,273
	Neo-China Land Group (Holdings), Ltd.	62,000	40,720
	New World Department Store China, Ltd.	95,000	53,266
	Nine Dragons Paper Holdings, Ltd.	375,000	169,254
#	Parkson Retail Group, Ltd.	104,000	130,610

5

* #	PICC Property and Casualty Co., Ltd.	320,000	180,625
	Ping An Insurance (Group) Co. of China, Ltd.	162,500	1,001,774
#	Poly Hong Kong Investment, Ltd.	257,000	82,765
	Qingling Motors Co., Ltd.	320,000	47,560
* #	Semiconductor Manufacturing International Corp.	2,543,000	96,246
*	Semiconductor Manufacturing International Corp. ADR	1,700	3,332
*	Shandong Molong Petroleum Machinery Co., Ltd.	232,000	22,862
*	Shanghai Forte Land Co., Ltd.	388,000	74,196
	Shanghai Prime Machinery Co., Ltd.	302,000	50,597
#	Shenzhen Expressway Co., Ltd.	186,000	70,112
	Shenzhen International Holdings, Ltd.	1,402,500	69,978
	Shenzhen Investment, Ltd.	414,000	120,959
	Shenzhou International Group	93,000	30,830
#	Shimao Property Holdings, Ltd.	298,500	331,888
	Shougang Concord International Enterprises Co., Ltd.	522,000	57,885
	Shui On Land, Ltd.	373,500	160,096
*	Sichuan Expressway Co., Ltd.	178,000	44,715
*	Sino Union Petroleum & Chemical International, Ltd.	780,000	71,776
#	Sinofert Holdings, Ltd.	276,000	127,293
	Sinolink Worldwide Holdings, Ltd.	532,000	44,190
* #	Sino-Ocean Land Holdings, Ltd.	832,000	614,583
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	5,435	184,736
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	408,000	71,404
	Sinotrans, Ltd.	400,000	73,632
	Skyworth Digital Holdings, Ltd.	400,000	40,517
	SRE Group, Ltd.	776,000	64,507
* #	TCL Multimedia Technology Holdings, Ltd.	100,000	19,075
* #	Tencent Holdings, Ltd.	78,000	696,906
	Tian An China Investments Co., Ltd.	215,000	71,573
	Tianjin Development Holdings, Ltd.	16,000	6,607
* #	Tianjin Port Development Holdings, Ltd.	266,000	66,660
	Tingyi (Cayman Islands) Holding Corp.	128,000	155,413
* #	Towngas China Co., Ltd.	171,000	42,399
	TPV Technology, Ltd.	260,000	85,883
*	Travelsky Technology, Ltd.	183,000	96,185
*	Vinda International Holdings, Ltd.	186,000	95,373
	Weichai Power Co., Ltd.	43,200	122,525
	Xinao Gas Holdings, Ltd.	128,000	174,970
*	Xinjiang Xinxin Mining Industry Co., Ltd.	288,000	108,336
	Xinyu Hengdeli Holdings, Ltd.	288,000	73,745
	Xiwang Sugar Holdings Co., Ltd.	112,000	17,209
	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	24,800	237,336
	Zhejiang Expressway Co., Ltd.	236,000	200,984
	Zijin Mining Group Co., Ltd.	332,000	253,857
TOTAL COMMON STOCKS			36,993,502

RIGHTS/WARRANTS — (0.0%)
*	HKC (Holdings), Ltd. Warrants 11/26/11	4,306	94
*	Hong Kong Energy Holdings, Ltd. Warrants 11/26/11	299	5
TOTAL RIGHTS/WARRANTS			99

TOTAL — CHINA			36,993,601

6

CZECH REPUBLIC — (0.8%)
COMMON STOCKS — (0.8%)
	CEZ A.S.	31,512	1,294,739
	Komercni Banka A.S.	2,657	355,727
	Telefonica 02 Czech Republic A.S.	42,731	909,602
	Unipetrol A.S.	27,775	161,653

TOTAL — CZECH REPUBLIC			2,721,721

HUNGARY — (0.6%)
COMMON STOCKS — (0.6%)
*	Danubius Hotel & Spa NYRT	1,913	31,810
*	EMASZ RT	322	31,564
* #	FHB Mortgage Bank P.L.C.	32,759	88,953
* #	Fotex Holding SE Co., Ltd.	20,564	26,997
	Magyar Telekom Telecommunications P.L.C.	101,699	236,610
	Magyar Telekom Telecommunications P.L.C. Sponsored ADR	2,400	27,792
	MOL Hungarian Oil & Gas NYRT	13,110	624,618
* #	OTP Bank NYRT	78,352	1,009,154
*	Pannonplast NYRT	13,775	57,705
*	RABA Automotive Holding NYRT	7,432	21,524
*	Synergon Information Systems	3,753	8,801

TOTAL — HUNGARY			2,165,528

INDIA — (7.3%)
COMMON STOCKS — (7.3%)
*	3M India, Ltd.	150	3,119
	Aban Offshore, Ltd.	1,530	12,582
	ACC, Ltd.	12,868	168,619
	Adani Enterprises, Ltd.	10,923	92,797
	Aditya Birla Nuvo, Ltd.	17,301	184,451
	Adlabs Films, Ltd.	4,064	18,025
	Ajmera Realty & Infra India, Ltd.	5,329	3,905
*	Allahabad Bank, Ltd.	41,954	44,449
	Alstom Projects India, Ltd.	4,263	28,051
	Ambuja Cements, Ltd.	194,195	316,344
	Amtek Auto, Ltd.	34,597	65,663
*	Andhra Bank	46,000	51,548
	Apollo Tyres, Ltd.	102,440	44,395
	Asea Brown Boveri India, Ltd.	9,765	95,900
	Asian Hotels, Ltd.	4,300	20,434
	Asian Paints, Ltd.	7,500	134,062
	Axis Bank, Ltd.	38,115	425,919
	Bajaj Auto, Ltd.	7,812	99,353
	Bajaj Hindusthan, Ltd.	38,400	58,075
	Bajaj Holdings and Investment, Ltd.	17,611	121,283
	Ballarpur Industries, Ltd.	101,088	32,346
	Balrampur Chini Mills, Ltd.	107,115	150,957
	Bank of Maharashtra, Ltd.	77,935	36,722

7

	Bannari Amman Sugars, Ltd.	1,400	21,356
	Bata India, Ltd.	15,997	39,820
	BEML, Ltd.	6,037	63,135
	Berger Paints India, Ltd.	49,000	36,082
	Bharat Forge, Ltd.	35,107	88,540
*	Bharti Airtel, Ltd.	52,537	792,106
	Bhushan Steel & Strips, Ltd.	6,126	51,001
	Blue Star, Ltd.	10,894	37,123
*	Bombay Rayon Fashions, Ltd.	19,914	68,763
	Britannia Industries, Ltd.	4,943	158,852
*	Cairn India, Ltd.	61,757	231,232
	Carborundum Universal, Ltd.	21,879	45,109
	Century Textiles & Industries, Ltd.	6,103	28,237
	CESC, Ltd.	20,157	94,532
	Chambal Fertilizers & Chemicals, Ltd.	90,740	80,532
	Chennai Petroleum Corp., Ltd.	15,825	36,509
	Chettinad Cement Corp., Ltd.	800	7,729
	CMC, Ltd.	1,340	12,252
	Colgate-Palmolive (India), Ltd.	8,968	85,952
	Coromandel Fertilisers, Ltd.	43,187	106,435
	Corporation Bank	10,377	45,159
	Cranes Software International, Ltd.	21,490	19,462
	Crisil, Ltd.	636	38,408
	Crompton Greaves, Ltd.	49,217	159,707
	Cummins India, Ltd.	16,419	67,190
	Dabur India, Ltd.	42,601	88,636
	DLF, Ltd.	28,463	132,333
	E.I.D. - Parry (India), Ltd.	18,565	63,490
	EIH, Ltd.	65,321	147,974
	Electrosteel Casings, Ltd.	78,500	32,534
*	Essar Oil, Ltd.	74,000	215,439
	Exide Industries, Ltd.	92,784	97,373
	FAG Bearings (India), Ltd.	5,070	30,504
	Federal Bank, Ltd.	53,973	203,567
	Financial Technologies (India), Ltd.	9,938	141,971
	GAIL India, Ltd.	54,777	282,641
	Gammon India, Ltd.	37,375	56,529
	Geodesic, Ltd.	29,058	42,279
	Gillette India, Ltd.	800	11,589
	Gitanjali Gems, Ltd.	19,770	26,535
	GlaxoSmithKline Consumer Healthcare, Ltd.	9,486	157,463
*	GMR Infrastructure, Ltd.	70,651	160,840
	Godrej Consumer Products, Ltd.	21,028	57,599
	Godrej Industries, Ltd.	33,592	49,687
*	Grasim Industries, Ltd.	7,413	263,925
	Great Eastern Shipping Co., Ltd.	25,938	107,511
	Great Offshore, Ltd.	14,838	82,275
	GTL, Ltd.	21,580	109,786
	Gujarat Alkalies & Chemicals, Ltd.	17,941	26,937
	Gujarat Ambuja Exports, Ltd.	37,000	13,258
	Gujarat Gas Co., Ltd.	8,580	43,906
	Gujarat Narmada Valley Fertilizers Co., Ltd.	33,112	45,017

8

	Gujarat State Fertilizers & Chemicals, Ltd.	18,025	41,067
	H.E.G., Ltd.	13,472	32,603
	HCL Infosystems, Ltd.	19,952	37,499
	HCL Technologies, Ltd.	67,555	177,368
*	HDFC Bank, Ltd.	1,200	26,613
*	HDFC Bank, Ltd. ADR	11,000	814,220
	Hero Honda Motors, Ltd. Series B	16,024	381,657
	Hikal, Ltd.	3,700	13,218
	Hindustan Construction Co., Ltd.	36,523	41,212
	Hindustan Oil Exploration Co., Ltd.	9,632	15,393
	Hindustan Unilever, Ltd.	86,635	407,592
*	Honeywell Automation India, Ltd.	950	18,893
	Hotel Leelaventure, Ltd.	76,029	33,449
*	Housing Development & Infrastructure, Ltd.	16,855	49,877
	ICI India, Ltd.	5,027	44,750
	ICICI Bank, Ltd. Sponsored ADR	87,637	1,807,951
	IDBI Bank, Ltd.	79,758	102,077
*	Idea Cellular, Ltd.	104,321	122,278
	India Cements, Ltd.	39,905	92,598
	Indiabulls Financial Services, Ltd.	47,108	107,134
	Indiabulls Real Estate, Ltd.	56,565	147,392
	Indiabulls Securities, Ltd.	19,709	11,438
*	Indian Hotels Co., Ltd.	131,997	131,511
	Indian Oil Corp., Ltd.	6,351	56,391
	IndusInd Bank, Ltd.	75,477	61,878
	Infosys Technologies, Ltd.	55,914	1,698,016
	Infotech Enterprises, Ltd.	14,697	42,559
	Infrastructure Development Finance Co., Ltd.	260,701	402,932
	IVRCL Infrastructures & Projects, Ltd.	53,363	171,006
	Jain Irrigation Systems, Ltd.	15,110	151,666
	Jaiprakash Associates, Ltd.	191,285	535,535
	Jammu & Kashmir Bank, Ltd.	11,393	72,485
	JBF Industries, Ltd.	18,484	16,063
*	Jet Airways (India), Ltd.	5,856	22,896
*	Jindal Saw, Ltd.	6,867	29,186
	Jindal Steel & Power, Ltd.	9,465	310,771
	JSW Steel, Ltd.	30,485	207,316
	Jubilant Organosys, Ltd.	29,807	70,278
	Karnataka Bank, Ltd.	25,885	42,693
	Karur Vysya Bank, Ltd.	9,749	46,525
	Kesoram Industries, Ltd.	16,192	50,280
	Kirloskar Oil Engines, Ltd.	63,106	66,545
*	Kotak Mahindra Bank, Ltd.	29,024	225,851
*	KS Oils, Ltd.	60,437	55,934
*	Lanco Infratech, Ltd.	10,490	47,109
	LIC Housing Finance, Ltd.	20,990	154,411
	Madras Cements, Ltd.	31,000	50,072
	Mahanagar Telephone Nigam, Ltd.	38,550	56,072
	Maharashtra Seamless, Ltd.	10,924	35,262
	Mastek, Ltd.	3,774	10,636
	Monnet Ispat, Ltd.	9,869	35,821
	Monsanto India, Ltd.	700	19,532

9

	Moser Baer (India), Ltd.	65,998	87,877
	Motherson Sumi Systems, Ltd.	14,700	22,195
	Motor Industries Co., Ltd.	2,852	172,352
	Mphasis, Ltd.	20,534	92,678
	MRF, Ltd.	896	40,366
	Nagarjuna Construction Co., Ltd.	67,987	94,943
*	Nagarjuna Fertilizers & Chemicals, Ltd.	88,475	39,827
*	Navneet Publications (India), Ltd.	35,467	36,950
	NIIT, Ltd.	83,932	44,590
	Nirma, Ltd.	5,100	12,199
	Opto Circuits India, Ltd.	21,115	47,017
*	Oracle Financial Services Software, Ltd.	10,681	190,137
	Patni Computer Systems, Ltd.	37,726	122,573
	Petronet LNG, Ltd.	159,932	166,102
	Pidilite Industries, Ltd.	27,000	48,901
	Polaris Software Lab, Ltd.	28,867	38,252
	Praj Industries, Ltd.	16,862	22,022
	Prism Cements, Ltd.	86,482	47,229
	PTC India, Ltd.	62,542	89,224
*	Punj Lloyd, Ltd.	38,708	90,363
	Raymond, Ltd.	22,348	38,886
	REI Agro, Ltd.	68,740	82,207
*	Rei Six Ten Retail, Ltd.	5,155	116,525
	Reliance Capital, Ltd.	28,465	301,313
	Reliance Energy, Ltd.	24,265	340,791
	Reliance Industrial Infrastructure, Ltd.	4,222	61,735
*	Reliance Natural Resources, Ltd.	136,432	155,455
*	Reliance Petroleum, Ltd.	59,344	133,401
	Rolta India, Ltd.	38,036	61,074
	Ruchi Soya Industries, Ltd.	55,585	31,350
	Sesa Goa, Ltd.	83,350	187,707
	Shree Cement, Ltd.	3,483	54,496
*	Shree Renuka Sugars, Ltd.	28,747	57,892
	Shriram Transport Finance Co., Ltd.	29,558	132,007
	Siemens India, Ltd.	7,994	49,741
	South India Bank, Ltd.	30,142	38,383
*	Spice Communications, Ltd.	41,237	46,994
	SREI Infrastructure Finance, Ltd.	21,226	16,762
	SRF, Ltd.	13,802	23,724
*	State Bank of India, Ltd.	5,279	136,147
	Sterling Biotech, Ltd.	30,729	82,934
	Sterlite Industries (India), Ltd. ADR	24,600	208,854
	Sterlite Industries (India), Ltd. Series A	24,973	207,988
	Sun TV Network, Ltd.	14,000	52,432
	Suzlon Energy, Ltd.	74,117	95,154
	Syndicate Bank	74,170	85,883
*	Tanla Solutions, Ltd.	28,638	26,999
	Tata Chemicals, Ltd.	27,796	95,819
#	Tata Communications, Ltd. ADR	10,600	244,436
	Tata Consultancy Services, Ltd.	24,788	310,040
	Tata Elxsi, Ltd.	8,349	18,284
	Tata Investment Corp., Ltd.	8,434	44,778

10

#	Tata Motors, Ltd. Sponsored ADR	45,800	353,118
	Tata Power Co., Ltd.	12,333	221,858
	Tata Steel, Ltd.	39,529	190,159
	Tata Tea, Ltd.	16,195	220,466
	Tech Mahindra, Ltd.	16,203	107,304
*	Teledata Marine Solutions, Ltd.	27,764	19,005
*	Teledata Technology Solution	27,764	19,005
	Texmaco, Ltd.	8,000	9,315
	Thermax, Ltd.	8,395	37,803
	Thomas Cook (India), Ltd.	46,024	37,724
	Titan Industries, Ltd.	4,295	64,730
	Torrent Power, Ltd.	33,009	66,114
	Trent, Ltd.	2,640	16,953
	Triveni Engineering & Industries, Ltd.	52,481	55,085
	Tube Investments of India, Ltd.	25,855	16,135
*	Tulip Telecom, Ltd.	5,651	51,899
*	UCO Bank	83,979	48,485
*	Union Bank of India, Ltd.	31,491	104,332
	Unitech, Ltd.	135,034	120,867
	United Phosphorus, Ltd.	64,338	148,008
	Usha Martin, Ltd.	58,390	41,068
	Varun Shipping Co., Ltd.	45,506	42,114
	Videocon Industries, Ltd.	21,683	47,813
*	Vijaya Bank, Ltd.	73,417	38,785
	Voltas, Ltd.	38,760	46,287
	Welspun-Gujarat Stahl Rohren, Ltd.	26,959	54,853
	Wipro, Ltd.	36,958	244,744
*	Wire & Wireless India, Ltd.	34,769	9,452
*	Yes Bank, Ltd.	31,567	49,294
	Zee Entertainment Enterprises, Ltd.	74,228	169,308
	Zee News, Ltd.	31,438	20,828

TOTAL — INDIA			24,438,230

INDONESIA — (2.5%)
COMMON STOCKS — (2.5%)
	PT Aneka Tambang Tbk	869,000	116,088
	PT Astra Agro Lestari Tbk	102,000	150,738
	PT Astra International Tbk	770,000	1,297,388
*	PT Bakrie & Brothers Tbk	4,601,000	36,710
*	PT Bakrieland Development Tbk	7,173,250	110,504
	PT Bank Central Asia Tbk	3,056,000	958,002
	PT Bank Danamon Indonesia Tbk	1,108,441	323,986
	PT Bank Mandiri Persero Tbk	919,500	238,973
*	PT Bank Pan Indonesia Tbk	4,496,000	256,613
	PT Bank Rakyat Indonesia Tbk	486,000	263,676
	PT Berlian Laju Tanker Tbk	1,970,500	120,070
	PT Bhakti Investama Tbk	50	1
	PT Bumi Resources Tbk	3,146,500	432,733
*	PT Charoen Pokphand Indonesia Tbk	939,000	43,090
	PT Citra Marga Nusaphala Persada Tbk	535,000	48,384
*	PT Delta Dunia Petronda Tbk	740,000	36,668

11

*	PT Energi Mega Persada Tbk	1,380,000	28,469
*	PT Global Mediacom Tbk	2,844,000	49,882
*	PT Holcim Indonesia Tbk	1,831,000	120,036
	PT Indocement Tunggal Prakarsa Tbk	507,500	278,221
	PT Indofood Sukses Makmur Tbk	2,420,000	290,108
	PT Indosat Tbk ADR	5,346	139,263
*	PT International Nickel Indonesia Tbk	620,000	198,469
*	PT Kawasan Industry Jababeka Tbk	4,167,000	29,766
*	PT Lippo Karawaci Tbk	5,448,750	414,651
*	PT Matahari Putra Prima Tbk	1,400,000	76,640
	PT Mayorah Indah Tbk	180,000	21,672
*	PT Medco Energi International Tbk	888,000	218,451
	PT Mitra Adiperkasa Tbk	519,000	15,326
*	PT Panin Insurance Tbk	1,516,000	27,465
*	PT Panin Life Tbk	4,390,000	32,438
*	PT Polychem Indonesia Tbk	720,000	4,873
	PT Ramayana Lestari Sentosa Tbk	1,706,000	76,197
	PT Semen Gresik Tbk	345,000	132,245
	PT Sinar Mas Agro Resources & Technology Tbk	36,000	7,305
	PT Summarecon Agung Tbk	2,179,332	53,265
*	PT Suryainti Permata Tbk	1,280,000	25,395
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	37,266	1,071,025
	PT Timah Tbk	820,000	108,791
	PT Tunas Ridean Tbk	270,000	26,649
	PT Unilever Indonesia Tbk	226,500	165,147
	PT United Tractors Tbk	495,250	418,473

TOTAL — INDONESIA			8,463,846

ISRAEL — (1.9%)
COMMON STOCKS — (1.9%)
*	Africa-Israel Investments, Ltd.	8,105	126,541
*	Alvarion, Ltd.	21,296	65,832
*	AudioCodes, Ltd.	28,680	42,185
*	Azorim Investment Development & Construction Co., Ltd.	11,218	33,424
*	Bank Hapoalim B.M.	217,455	495,293
	Bank Leumi Le-Israel B.M.	227,179	567,849
*	Baran Group, Ltd.	3,002	12,385
	Bezeq Israeli Telecommunication Corp., Ltd.	151,890	239,178
	Blue Square-Israel, Ltd.	5,737	37,945
*	Clal Insurance Enterprise Holdings, Ltd.	8,693	100,994
	Delek Automotive Systems, Ltd.	8,494	67,242
*	Delta-Galil Industries, Ltd.	5,997	12,476
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	6,134	8,371
	Discount Investment Corp.	9,566	133,245
	Electra (Israel), Ltd.	837	69,243
*	First International Bank of Israel, Ltd.	27,543	45,135
	FMS Enterprises Migun, Ltd.	1,332	32,300
	Formula Systems, Ltd.	7,614	42,364
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom Industries, Ltd.	20,000	145,965
*	Hadera Paper, Ltd.	948	35,105

12

*	Hamlet (Israel-Canada), Ltd.	4,670	16,642
*	Harel Insurance Investments & Finances, Ltd.	3,586	111,685
*	Hot Telecommunications Systems	16,129	114,844
	Israel Chemicals, Ltd.	75,686	622,633
	Israel Discount Bank, Ltd. Series A	197,818	185,178
	Ituran Location & Control, Ltd.	10,680	84,196
*	Jerusalem Oil Exploration, Ltd.	2,612	20,260
*	Leader Holding & Investments, Ltd.	9,903	3,811
	Makhteshim-Agan Industries, Ltd.	80,339	353,674
*	Menorah Mivtachim Holdings, Ltd.	4,587	33,263
*	Migdal Insurance & Financial, Ltd. Holdings	132,178	146,082
*	Mivtach Shamir Holdings, Ltd.	1,647	27,732
	Mizrahi Tefahot Bank, Ltd.	60,568	335,152
*	Naphtha Israel Petroleum Corp.	20,067	41,597
*	NICE Systems, Ltd. Sponsored ADR	22,300	571,103
	Oil Refineries, Ltd.	388,230	140,456
	Ormat Industries, Ltd.	32,009	241,790
	Osem Investment, Ltd.	12,506	126,623
#	Partner Communications Co., Ltd. ADR	12,000	195,000
	Paz Oil Co., Ltd.	927	97,158
*	RADVision, Ltd.	8,075	57,405
*	Retalix, Ltd.	10,264	86,383
	Scailex Corp., Ltd.	6,272	47,373
*	Shikun & Binui, Ltd.	79,490	74,405
	Strauss Group, Ltd.	9,407	87,622
	Super-Sol, Ltd. Series B	39,114	127,399
*	The Israel Land Development Co., Ltd.	10,769	28,083
*	Union Bank of Israel, Ltd.	16,882	36,164

TOTAL — ISRAEL			6,326,785

MALAYSIA — (4.4%)
COMMON STOCKS — (4.4%)
	Aeon Co. Berhad	44,600	49,827
	Affin Holdings Berhad	352,000	168,413
*	Airasia Berhad	225,700	73,914
	Alliance Financial Group Berhad	391,600	225,616
	AMMB Holdings Berhad	630,775	553,605
	Amway (Malaysia) Holdings Berhad	24,800	52,263
	Ann Joo Resources Berhad	63,000	27,121
*	Asia Pacific Land Berhad	220,000	16,941
	Asiatic Development Berhad	118,000	161,818
*	Axiata Group Berhad	564,750	347,835
	Bandar Raya Developments Berhad	79,000	26,268
	Batu Kawan Berhad	69,500	158,824
	Berjaya Corp. Berhad	634,900	149,252
	Bernas Padiberas Nasional Berhad	212,000	80,765
	Bimb Holdings Berhad	141,200	40,327
	Bolton Properties Berhad	168,400	29,599
	Boustead Holdings Berhad	125,100	124,745
	Bumiputra-Commerce Holdings Berhad	355,500	800,441
	Chemical Co. of Malaysia Berhad	55,900	35,457

13

	Digi.Com Berhad	41,000	256,678
	DRB-Hicom Berhad	373,500	103,979
	ECM Libra Avenue Berhad	279,400	48,511
	EON Capital Berhad	141,200	141,522
	Esso Malaysia Berhad	57,700	36,666
	Faber Group Berhad	113,400	28,485
	Far East Holdings Berhad	14,000	21,763
	Fraser & Neave Holdings Berhad	45,500	111,067
	Gamuda Berhad	567,200	380,336
	General Corp. Berhad	155,500	33,076
	Globetronics Technology Berhad	103,700	19,925
	GuocoLand (Malaysia) Berhad	50,000	12,017
	Hap Seng Consolidated Berhad	91,300	58,105
	Hock Seng Lee Berhad	85,000	15,712
	Hong Leong Bank Berhad	125,100	201,641
	Hong Leong Financial Group Berhad	129,300	181,279
	Hong Leong Industries Berhad	54,300	53,589
	Hume Industries (Malaysia) Berhad	39,900	32,733
	Hunza Properties Berhad	55,900	20,472
	Hwang-DBS (Malaysia) Berhad	30,600	11,063
	IGB Corp. Berhad	548,300	275,854
	IJM Corp. Berhad	316,150	442,198
	IJM Plantations Berhad	65,600	44,400
*	Insas Berhad	69,300	7,853
	IOI Corp. Berhad	592,505	710,173
*	Jaks Resources Berhad	211,500	27,982
	K & N Kenanga Holdings Berhad	81,000	14,290
	Keck Seng (Malaysia) Berhad	56,200	48,839
	KFC Holdings (Malaysia) Berhad	53,700	103,736
	Kian Joo Can Factory Berhad	146,500	49,245
	Kim Loong Resources Berhad	108,920	59,165
	KLCC Property Holdings Berhad	251,800	224,631
	KNM Group Berhad	1,525,950	244,142
	Kuala Lumpur Kepong Berhad	108,150	351,197
	Kulim Malaysia Berhad	73,900	114,772
*	Kurnia Asia Berhad	43,000	3,911
	Lafarge Malayan Cement Berhad	154,560	195,645
*	Land & General Berhad	409,900	27,499
	Leader Universal Holdings Berhad	234,600	37,371
	Lingkaran Trans Kota Holdings Berhad	123,800	76,167
	Lion Industries Corp. Berhad	141,000	39,270
	Malayan Banking Berhad	561,150	681,010
	Malaysia Building Society Berhad	167,700	44,740
	Malaysian Airlines System Berhad	122,667	107,889
	Malaysian Bulk Carriers Berhad	87,725	72,108
	Malaysian Pacific Industries Berhad	40,600	54,938
	Malaysian Resources Corp. Berhad	532,800	169,366
	Media Prima Berhad	153,000	53,543
	Mega First Corp. Berhad	46,000	10,641
	Melewar Industrial Group Berhad	96,700	15,275
	MMC Corp. Berhad	394,900	193,383
	MNRB Holdings Berhad	66,900	54,572

14

*	Mulpha International Berhad	444,200	51,494
	Naim Holdings Berhad	75,900	31,971
	NCB Holdings Berhad	5,000	3,758
	Nestle (Malaysia) Berhad	17,000	142,027
	New Straits Times Press (Malaysia) Berhad	73,900	24,974
	Nylex (Malaysia) Berhad	73,500	12,040
	OKS Property Holdings Berhad	27,764	3,578
	Oriental Holdings Berhad	44,000	59,008
	OSK Holdings Berhad	152,700	52,155
	Panasonic Manufacturing Malaysia Berhad	27,500	83,397
	Paramount Corp. Berhad	58,000	35,774
	Parkson Holdings Berhad	46,800	54,412
	Pelikan International Corp. Berhad	19,000	4,622
	PJ Development Holdings Berhad	204,900	29,800
	Plus Expressways Berhad	200,700	185,887
	Pos Malaysia Berhad	209,600	131,136
	PPB Group Berhad	215,800	640,970
	Protasco Berhad	172,000	36,466
	Proton Holdings Berhad	207,300	171,538
	Puncak Niaga Holdings Berhad	71,400	59,074
	QL Resources Berhad	45,000	32,557
*	Ramunia Holdings Berhad	156,777	26,889
	RHB Capital Berhad	95,800	110,490
*	Salcon Berhad	180,500	23,030
	Sarawak Energy Berhad	198,400	111,859
	Sarawak Oil Palms Berhad	75,400	47,478
	Selangor Dredging Berhad	190,000	26,526
	Shangri-La Hotels (Malaysia) Berhad	104,400	53,770
	Shell Refining Co. Federation of Malaysia Berhad	68,200	188,552
	SHL Consolidated Berhad	98,500	30,643
	Southern Steel Berhad	96,400	41,295
	SP Setia Berhad	244,050	241,749
	Star Publications (Malaysia) Berhad	212,100	189,355
	Subur Tiasa Holdings Berhad	73,815	35,150
*	Sunrise Berhad	58,448	21,448
	Supermax Corp. Berhad	70,900	30,577
	Symphony House Berhad	69,044	4,540
	Ta Ann Holdings Berhad	45,480	42,073
	TA Enterprise Berhad	440,300	115,660
	Tan Chong Motor Holdings Berhad	168,500	68,422
	TDM Berhad	126,600	57,959
	Telekom Malaysia Berhad	157,900	169,054
	Tenaga Nasional Berhad	212,800	437,556
	TH Group Berhad	205,200	—
	Top Glove Corp. Berhad	52,100	81,068
	UMW Holdings Berhad	84,200	134,526
	Unico-Desa Plantations Berhad	285,440	53,990
	Unisem (M) Berhad	175,300	40,678
	United Malacca Rubber Estates Berhad	47,000	82,476
	United Plantations Berhad	37,900	113,736
	VS Industry Berhad	60,945	18,589
	Wah Seong Corp. Berhad	100,250	47,677

15

*	WTK Holdings Berhad	155,500	41,405
	YTL Corp. Berhad	291,900	580,942
	YTL e-Solutions Berhad	60,500	8,532
	YTL Power International Berhad	361,873	210,052
	Yu Neh Huat Berhad	113,253	39,371

TOTAL — MALAYSIA			14,821,210

MEXICO — (5.8%)
COMMON STOCKS — (5.8%)
#	Alfa S.A.B. de C.V. Series A	133,800	232,110
* #	Alsea de Mexico S.A.B. de C.V.	168,000	68,144
#	America Movil S.A.B. de C.V. Series L	439,909	718,843
	America Movil S.A.B. de C.V. Series L ADR	94,300	3,097,755
* #	Axtel, S.A.B. de C.V.	151,560	62,793
* #	Banco Compartamos S.A. de C.V.	80,400	200,330
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	131,900	472,818
* #	Carso Infraestructura y Construccion S.A.B. de CV	231,490	115,695
#	Cemex S.A.B. de C.V. Sponsored ADR	194,304	1,453,394
#	Cia Minera Autlan S.A.B. de C.V.	21,700	29,251
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	6,300	247,842
	Consorcio ARA S.A.B. de C.V.	329,200	100,386
* #	Corporacion GEO S.A.B. de C.V. Series B	216,100	281,747
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	12,800	5,331
	Corporacion Moctezuma S.A.B. de C.V.	129,800	219,060
* #	Desarrolladora Homex S.A.B. de C.V.	107,500	333,339
#	Embotelladora Arca S.A.B. de C.V.	232,406	523,528
* #	Empresas ICA S.A.B. de C.V. Sponsored ADR	60,900	441,525
* #	Gruma S.A.B. de C.V. Series B	41,200	24,888
#	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	49,000	50,221
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	25,400	522,224
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	82,700	257,576
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	4,000	124,000
#	Grupo Carso S.A.B. de C.V. Series A-1	125,400	324,990
	Grupo Continental S.A.B. de C.V.	114,546	202,443
#	Grupo Elektra S.A. de C.V.	9,384	396,254
* #	Grupo FAMSA S.A.B. de C.V.	46,700	37,208
	Grupo Financiero Banorte S.A.B. de C.V.	553,633	854,149
#	Grupo Financiero Inbursa S.A.B. de C.V. Series O	94,876	254,267
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	88,761	398,608
* #	Grupo Iusacell S.A.B. de C.V.	10,992	33,758
	Grupo Mexico S.A.B. de C.V. Series B	1,403,171	1,087,493
* #	Grupo Simec, S.A. de C.V.	56,100	83,301
	Grupo Televisa S.A. de C.V. Sponsored ADR	85,600	1,325,088
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	187,600	152,189
* #	Industrias CH S.A.B. de C.V. Series B	130,400	287,322
	Industrias Penoles S.A.B. de C.V.	30,200	328,118
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	130,000	474,106
#	Mexichem S.A.B.de C.V.	338,400	303,937
* #	Organizacion Soriana S.A.B. de C.V. Series B	259,200	460,913
* #	Promotora y Operadora de Infraestructura S.A. de C.V.	86,500	134,706

16

	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	51,500	824,000
	Telmex Internacional S.A.B. de C.V. ADR	51,500	534,570
#	TV Azteca S.A.B. de C.V. Series A	422,969	143,686
*	Urbi, Desarrollos Urbanos, S.A.B. de C.V.	129,800	142,906
#	Wal-Mart de Mexico S.A.B. de C.V. Series V	438,030	1,189,782

TOTAL — MEXICO			19,556,594

PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
	Aboitiz Equity Ventures, Inc.	913,000	109,359
	Ayala Corp. Series A	45,266	206,322
	Ayala Land, Inc.	1,237,560	163,387
	Bank of the Philippine Islands	264,680	215,502
*	Belle Corp.	3,468,000	50,121
*	Benpres Holdings Corp.	1,500,000	42,673
	DMCI Holdings, Inc.	350,000	31,779
	Filinvest Land, Inc.	5,730,000	67,195
*	First Philippines Holdings Corp.	144,500	73,779
	International Container Terminal Services, Inc.	180,000	47,474
	Jollibee Food Corp.	111,400	105,631
	Macroasia Corp.	444,000	26,910
	Megaworld Corp.	6,359,000	91,751
	Metro Bank & Trust Co.	217,000	134,187
*	Paxys, Inc.	120,000	1,975
	Philippine Long Distance Telephone Co. Sponsored ADR	7,800	357,786
*	Philippine National Bank	136,100	44,993
	Philippine Stock Exchange, Inc.	5,600	31,227
	Pilipino Telephone Corp.	556,000	97,983
	Rizal Commercial Banking Corp.	205,000	59,164
	Security Bank Corp.	48,400	35,004
	SM Development Corp.	657,360	40,716
*	SM Investments Corp.	24,900	125,115
	Union Bank of the Philippines	56,000	27,479
	Universal Robina Corp.	461,000	68,612
*	Vista Land & Lifescapes, Inc.	1,700,000	37,189
TOTAL COMMON STOCKS			2,293,313

RIGHTS/WARRANTS — (0.0%)
*	Megaworld Corp. Rights 05/22/09	1,589,750	—

TOTAL — PHILIPPINES			2,293,313

POLAND — (2.0%)
COMMON STOCKS — (2.0%)
	Agora SA	24,788	115,457
	Asseco Poland SA	30,470	478,597
	Bank Millennium SA	92,558	73,364
	Bank Pekao SA	22,039	789,207
*	Bank Przemyslowo Handlowy BPH SA	3,521	35,927
*	Bank Zackodni WBK SA	5,862	153,960

17

*	Boryszew SA	12,909	10,591
*	BRE Bank SA	955	42,589
*	Budimex SA	3,716	77,272
*	Cersanit-Krasnystaw SA	4,675	15,221
	Ciech SA	2,396	22,916
	Debica SA	5,044	74,931
*	Echo Investment SA	25,515	22,201
	Elektrobudowa SA	467	19,859
	Emperia Holding SA	900	12,540
	Eurocash SA	17,031	52,133
*	Fabryki Mebli Forte SA	10,706	23,377
*	Getin Holdings SA	147,855	228,599
	Grupa Kety SA	4,554	96,379
*	Grupa Lotos SA	29,914	149,690
	KGHM Polska Miedz SA	22,084	386,990
	Kredyt Bank SA	25,032	43,965
*	Lentex SA	2,453	14,707
*	LPP SA	181	54,486
	Mostostal Siedlce SA	153,762	179,513
*	Mostostal Warszawa SA	469	7,532
*	Mostostal Zabrze Holding SA	37,011	42,640
	Multimedia Polska SA	5,714	11,810
*	Netia Holdings SA	94,525	100,467
*	NG2 SA	6,516	68,814
	Orbis SA	17,644	193,854
*	PBG SA	1,937	118,540
	Pekaes SA	6,340	18,479
*	Polnord SA	4,198	40,853
	Polski Koncern Naftowy Orlen SA	134,711	1,059,356
	Polskie Gornictwo Naftowe I Gazownictwo SA	167,247	191,302
	Powszechna Kasa Oszczednosci Bank Polski SA	62,895	500,182
*	Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	19,367	107,183
*	Raciborska Fabryka Kotlow SA	40,435	83,432
*	Stalexport SA	75,249	36,508
*	Sygnity SA	6,105	38,782
*	Synthos SA	284,348	53,144
	Telekomunikacja Polska SA	123,104	646,722
	TVN SA	42,400	121,874
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	606	88,737
	Zaklady Azotowe Pulawy SA	1,488	33,640
	Zelmer SA	2,897	22,709

TOTAL — POLAND			6,761,031

SOUTH AFRICA — (10.5%)
COMMON STOCKS — (10.5%)
	ABSA Group, Ltd.	85,721	988,599
	Adcorp Holdings, Ltd.	1,048	2,584
	Advtech, Ltd.	150,000	70,359
	Aeci, Ltd.	45,383	260,048
	Afgri, Ltd.	166,454	95,816
	African Bank Investments, Ltd.	268,800	851,720

18

	African Oxygen, Ltd.	34,818	69,744
	African Rainbow Minerals, Ltd.	44,509	601,337
	Allied Electronics Corp., Ltd.	25,999	67,303
	Allied Technologies, Ltd.	14,098	95,291
	Anglo American Platinum Corp., Ltd.	7,217	386,063
	AngloGold Ashanti, Ltd. Sponsored ADR	29,000	893,200
	ArcelorMittal South Africa, Ltd.	74,475	694,119
	Argent Industrial, Ltd.	36,904	34,637
	AST Group, Ltd.	346,708	19,088
	Astral Foods, Ltd.	13,438	156,367
	Aveng, Ltd.	179,295	685,702
	AVI, Ltd.	118,684	229,911
*	Avusa, Ltd.	47,345	98,585
	Barloworld, Ltd.	113,604	480,468
	Bidvest Group, Ltd.	58,138	614,643
	Capitec Bank Holdings, Ltd.	8,261	37,898
	Cashbuild, Ltd.	13,046	100,071
	Caxton & CTP Publishers & Printers, Ltd.	71,319	92,835
	City Lodge Hotels, Ltd.	8,003	63,128
	Data Tec, Ltd.	74,223	146,121
	Dimension Data Holdings P.L.C.	288,760	216,037
	Discovery Holdings, Ltd.	86,913	252,135
	Distribution & Warehousing Network, Ltd.	50,931	40,684
	Durban Roodeport Deep, Ltd.	112,363	89,302
	Exxaro Resources, Ltd.	45,039	330,196
	FirstRand, Ltd.	603,172	921,338
	Foschini, Ltd.	52,074	275,587
	Freeworld Coatings, Ltd.	86,675	58,918
	Gold Fields, Ltd. Sponsored ADR	139,900	1,454,960
	Grindrod, Ltd.	147,335	241,448
	Group Five, Ltd.	46,398	172,595
*	Harmony Gold Mining Co., Ltd.	125,451	1,167,876
	Highveld Steel & Vanadilum Corp., Ltd.	4,030	31,428
	Hudaco Industries, Ltd.	11,535	66,442
	Hulamin, Ltd.	28,666	34,672
	Iliad Africa, Ltd.	5,928	4,538
	Illovo Sugar, Ltd.	68,281	208,429
	Impala Platinum Holdings, Ltd.	85,765	1,638,715
	Imperial Holdings, Ltd.	72,449	464,167
	Investec, Ltd.	77,096	364,758
	JD Group, Ltd.	59,605	238,864
*	JSE, Ltd.	41,044	251,906
	Kumba Iron Ore, Ltd.	13,646	260,209
	Lewis Group, Ltd.	44,113	217,810
	Liberty Holdings, Ltd.	40,911	279,852
	Massmart Holdings, Ltd.	42,056	363,059
*	Merafe Resources, Ltd.	483,462	44,720
*	Metair Investments, Ltd.	57,601	30,494
	Metropolitan Holdings, Ltd.	293,917	367,775
#	Mondi, Ltd.	41,956	140,153
	Mr. Price Group, Ltd.	61,558	188,425
	Murray & Roberts Holdings, Ltd.	101,170	564,666

19

	Mvelaphanda Group, Ltd.	73,670	40,288
	Nampak, Ltd.	255,739	378,445
	Naspers, Ltd. Series N	78,696	1,603,717
#	Nedbank Group, Ltd.	81,872	835,035
	New Clicks Holdings, Ltd.	141,130	272,142
	Northam Platinum, Ltd.	63,085	208,579
	Oceana Group, Ltd.	19,344	55,524
	Omnia Holdings, Ltd.	15,703	95,802
	Palabora Mining Co., Ltd.	9,070	65,884
	Pick’n Pay Stores, Ltd.	52,074	186,772
	Pretoria Portland Cement Co., Ltd.	106,333	408,139
	PSG Group, Ltd.	62,177	115,961
	Raubex Group, Ltd.	24,193	62,438
	Reunert, Ltd.	54,064	267,179
	Sanlam, Ltd.	879,354	1,641,219
	Santam, Ltd.	11,072	101,804
	Sappi, Ltd. Sponsored ADR	182,534	474,588
	Sasol, Ltd. Sponsored ADR	98,800	2,974,868
	Sentula Mining, Ltd.	44,064	15,857
	Shoprite Holdings, Ltd.	99,249	594,601
*	Simmer & Jack Mines, Ltd.	286,827	92,214
	Spur Corp., Ltd.	30,509	29,455
	Standard Bank Group, Ltd.	243,164	2,349,502
	Steinhoff International Holdings, Ltd.	486,363	582,912
*	Super Group, Ltd.	27,851	2,026
	Telkom South Africa, Ltd.	62,209	783,820
	Telkom South Africa, Ltd. Sponsored ADR	2,000	100,540
	The Spar Group, Ltd.	51,585	322,082
	Tiger Brands, Ltd.	37,062	575,746
*	Tiger Wheels, Ltd.	24,763	—
	Tongaat-Hulett, Ltd.	27,376	241,479
	Trencor, Ltd.	49,091	100,892
	Truworths International, Ltd.	95,666	381,841
	Wilson Bayly Holme-Ovcon, Ltd.	12,476	146,204
	Woolworths Holdings, Ltd.	224,727	317,005

TOTAL — SOUTH AFRICA			35,242,355

SOUTH KOREA — (12.2%)
COMMON STOCKS — (12.2%)
	Amorepacific Corp.	263	140,410
	Asia Cement Manufacturing Co., Ltd.	520	17,973
*	Asiana Airlines, Inc.	36,370	117,655
	Bing Grae Co., Ltd.	1,910	59,978
	Busan Bank	46,300	253,959
	Cheil Industrial, Inc.	11,210	402,485
	Cheil Worldwide, Inc.	830	150,943
	Chosun Refractories Co., Ltd.	920	41,932
	CJ CGV Co., Ltd.	3,000	39,286
	CJ Cheiljedang Corp.	1,068	131,629
	Daeduck Electronics Co., Ltd.	22,540	73,993
	Daegu Bank Co., Ltd.	43,400	297,999

20

	Daehan Flour Mills Co., Ltd.	130	13,271
	Daehan Steel Co., Ltd.	5,400	59,868
	Daehan Synthetic Fiber Co., Ltd.	370	20,141
	Daekyo Co., Ltd.	20,000	97,751
	Daelim Industrial Co., Ltd.	8,280	401,960
#	Daesung Industrial Co., Ltd.	1,020	59,171
#	Daewoo Engineering & Construction Co., Ltd.	32,270	283,013
*	Daewoo Motor Sales Corp.	6,590	69,079
*	Daewoo Securities Co., Ltd.	29,020	474,387
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	7,740	137,638
*	Daishin Securities Co., Ltd.	17,950	249,692
	Daou Technology, Inc.	12,970	80,119
	DC Chemical Co., Ltd.	1,918	336,342
	Dong Bu Insurance Co., Ltd.	6,950	142,952
*	Dongbu Securities Co., Ltd.	3,850	21,585
#	Dongbu Steel Co., Ltd.	7,830	55,585
	Dongkuk Steel Mill Co., Ltd.	10,380	236,405
	Dongwon Industries Co., Ltd.	810	56,784
	Dongwon Systems Corp.	26,530	31,538
	Doosan Construction & Engineering Co., Ltd.	10,740	63,696
	Doosan Corp.	1,630	162,685
	Doosan Heavy Industries & Construction Co., Ltd.	2,535	165,372
#	Doosan Infracore Co., Ltd.	6,670	93,692
	E1 Corp.	800	46,660
	Fursys, Inc.	2,910	52,893
	GIIR, Inc.	5,760	40,615
#	Glovis Co., Ltd.	1,570	79,754
	GS Engineering & Construction Corp.	4,656	244,230
	GS Holdings Corp.	12,277	294,475
#	Gwangju Shinsegae Co., Ltd.	470	42,472
	Halla Climate Control Corp.	18,630	127,763
*	Han Yang Securities Co., Ltd.	7,790	66,386
	Hana Financial Group, Inc.	30,160	519,474
	Hanil Cement Manufacturing Co., Ltd.	2,035	132,614
	Hanjin Heavy Industries & Construction Co., Ltd.	6,812	190,445
	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	2,494	38,403
#	Hanjin Shipping Co., Ltd.	16,870	256,791
	Hanjin Transportation Co., Ltd.	2,460	61,326
	Hankook Tire Manufacturing Co., Ltd.	22,380	266,850
	Hankuk Electric Glass Co., Ltd.	2,440	48,760
	Hankuk Glass Industries, Inc.	2,160	39,304
	Hankuk Paper Manufacturing Co., Ltd.	2,170	59,320
*	Hansol Paper Co., Ltd.	11,660	86,180
	Hanwha Chemical Corp.	27,382	246,255
#	Hanwha Corp.	9,036	265,703
* #	Hanwha Non-Life Insurance Co., Ltd.	5,540	45,279
*	Hanwha Securities Co., Ltd.	11,216	96,042
*	HeungKuk Fire & Marine Insurance Co., Ltd.	13,480	55,949
*	HMC Investment Securities Co., Ltd.	3,660	70,735
#	Honam Petrochemical Corp.	4,990	297,962
	Hotel Shilla Co., Ltd.	11,370	140,931
	Huchems Fine Chemical Corp.	3,380	67,783

21

* #	Hynix Semiconductor, Inc.	76,620	860,336
#	Hyosung T & C Co., Ltd.	5,590	347,459
	Hyundai Department Store Co., Ltd.	3,180	197,441
	Hyundai Development Co.	13,429	418,203
#	Hyundai Elevator Co., Ltd.	970	53,448
#	Hyundai Engineering & Construction Co., Ltd.	3,080	145,154
	Hyundai H & S Co., Ltd.	1,480	66,803
#	Hyundai Heavy Industries Co., Ltd.	2,562	459,345
#	Hyundai Hysco	17,350	125,141
	Hyundai Marine & Fire Insurance Co., Ltd.	16,360	189,505
	Hyundai Merchant Marine Co., Ltd.	6,670	138,714
	Hyundai Mipo Dockyard Co., Ltd.	2,072	241,412
	Hyundai Mobis	5,512	423,003
*	Hyundai Securities Co., Ltd.	39,792	464,279
	Hyundai Steel Co.	10,210	431,055
* #	Industrial Bank of Korea	22,660	148,139
	Jahwa Electronics Co., Ltd.	3,390	17,722
#	Jeonbuk Bank, Ltd.	10,508	48,440
	KCC Corp.	1,220	338,401
*	Keangnam Enterprises, Ltd.	8	73
	KISCO Corp.	1,688	70,965
	KISWIRE, Ltd.	3,939	155,570
	Kolon Engineering & Construction Co., Ltd.	9,350	61,546
	Kolon Industries, Inc.	5,700	157,290
*	Korea Electric Power Corp. Sponsored ADR	43,700	466,716
	Korea Electric Terminal Co., Ltd.	2,730	35,810
#	Korea Exchange Bank	61,190	348,624
*	Korea Express Co., Ltd.	570	46,204
	Korea Gas Corp.	2,802	93,413
*	Korea Investment Holdings Co., Ltd.	11,940	302,453
	Korea Iron & Steel Co., Ltd.	511	22,734
#	Korea Komho Petrochemical Co., Ltd.	5,710	153,366
	Korea Line Corp.	2,543	150,809
*	Korea Reinsurance Co., Ltd.	15,504	143,494
	Korea Zinc Co., Ltd.	2,270	245,403
*	Korean Air Co., Ltd.	9,290	283,010
* #	KP Chemical Corp.	16,510	90,315
	KPX Chemical Co., Ltd.	1,095	36,969
	KT Corp. Sponsored ADR	26,300	376,616
*	KT Freetel, Ltd.	17,730	366,259
*	KTB Securities Co., Ltd.	18,570	75,729
#	Kumho Electronics Co., Ltd.	3,010	88,390
	Kumho Industrial Co., Ltd.	9,910	178,451
* #	Kumho Tire Co., Inc.	14,190	68,228
	Kyeryong Construction Industrial Co., Ltd.	3,560	76,792
*	Kyobo Securities Co., Ltd.	7,700	67,736
	LG Chemical, Ltd.	10,887	1,202,061
#	LG Corp.	10,630	470,551
	LG Dacom Corp.	8,670	132,835
	LG Display Co., Ltd. ADR	40,000	491,600
	LG Fashion Corp.	4,794	81,171
*	LG Hausys, Ltd.	1,473	132,030

22

#	LG Household & Healthcare Co., Ltd.	1,300	178,861
#	LG International Corp.	11,185	179,932
	LG Phillips LCD Co., Ltd.	4,300	105,526
	LG Telecom, Ltd.	22,870	160,436
#	LIG Insurance Co., Ltd.	12,890	161,866
	Lotte Chilsung Beverage Co., Ltd.	219	141,683
	Lotte Confectionary Co., Ltd.	220	177,117
	Lotte Sam Kang Co., Ltd.	320	43,061
	Lotte Shopping Co., Ltd.	1,418	247,673
	LS Corp.	3,950	311,013
	Macquarie Korea Infrastructure Fund	40,462	149,319
	Meritz Fire Marine Insurance Co., Ltd.	26,062	117,680
*	Meritz Securities Co., Ltd.	80,365	76,002
* #	Mirae Asset Securities Co., Ltd.	2,898	168,293
	Namhae Chemical Corp.	4,470	78,613
*	Namkwang Engineering & Construction Co., Ltd.	4,060	42,703
	Namyang Dairy Products Co., Ltd.	100	39,838
#	NCsoft Corp.	2,380	265,391
*	NH Investment & Securities Co., Ltd.	6,250	37,524
	Nong Shim Co., Ltd.	600	101,248
	Nong Shim Holdings Co., Ltd.	590	26,695
#	ORION Corp.	740	113,074
	Ottogi Corp.	710	67,522
	Pacific Corp.	1,271	118,075
#	POSCO ADR	23,868	1,837,120
	Pulmuone Co., Ltd.	584	33,692
	Pusan City Gas Co., Ltd.	3,630	59,518
*	S&T Daewoo Co., Ltd.	2,530	31,534
	S1 Corp.	3,680	134,861
*	Saehan Industries, Inc.	9,330	75,993
	Samchully Co., Ltd.	740	74,268
	Samsung Card Co., Ltd.	7,580	226,343
	Samsung Corp.	19,687	678,903
* #	Samsung Digital Imaging Co., Ltd.	1,785	42,573
	Samsung Electro-Mechanics Co., Ltd.	10,770	433,175
	Samsung Electronics Co., Ltd.	9,494	4,383,922
	Samsung Engineering Co., Ltd.	3,359	202,060
	Samsung Fine Chemicals Co., Ltd.	4,360	171,071
	Samsung Fire and Marine Insurance, Ltd.	2,990	407,969
#	Samsung Heavy Industries Co., Ltd.	10,130	240,465
	Samsung SDI Co., Ltd.	10,136	727,467
* #	Samsung Securities Co., Ltd.	7,640	391,734
	Samsung Techwin Co., Ltd.	3,974	184,123
	Samyang Corp.	1,489	44,465
	Samyang Genex Co., Ltd.	990	44,489
	Samyoung Electronics Co., Ltd.	5,990	57,627
	Seah Besteel Corp.	2,920	37,692
	SeAH Holdings Corp.	833	44,928
	SeAH Steel Corp.	1,344	45,752
	Sebang Co., Ltd.	6,220	61,545
	Seoul City Gas Co., Ltd.	380	16,517
*	Seoul Securities Co., Ltd.	139,209	124,618

23

	Sewon Cellontech Co., Ltd.	12,290	112,277
*	Shin Young Securities Co., Ltd.	800	25,480
	Shinhan Financial Group Co., Ltd. ADR	23,844	1,176,701
	Shinsegae Co., Ltd.	948	338,145
	Silla Trading Co., Ltd.	4,790	57,220
	Sindo Ricoh Co., Ltd.	1,470	65,310
#	SK Chemicals Co., Ltd.	5,390	240,511
	SK Co., Ltd.	8,406	777,563
	SK Energy Co., Ltd.	8,400	658,545
	SK Gas Co., Ltd.	1,750	73,464
	SK Networks Co., Ltd.	7,590	70,326
	SK Telecom Co., Ltd. ADR	32,400	507,708
	SKC Co., Ltd.	7,170	128,423
	S-Oil Corp.	4,466	208,436
*	Ssangyong Cement Industry Co., Ltd.	16,190	120,873
	STX Corp.	2,037	49,762
	STX Engine Co., Ltd.	2,225	54,752
#	STX Offshore & Shipbuilding Co., Ltd.	9,407	158,309
*	Sungwon Corp.	9,220	34,849
* #	Sunkyong Securities Co., Ltd.	36,780	80,682
	Tae Kwang Industrial Co., Ltd.	100	49,962
	Taeyoung Engineering & Construction	15,600	88,723
	Tai Han Electric Wire Co., Ltd.	7,280	144,444
*	Tong Yang Major Corp.	17,332	60,899
*	Tong Yang Securities, Inc.	24,320	197,671
	Union Steel Manufacturing Co., Ltd.	4,370	60,193
	Woongjin Coway Co., Ltd.	6,580	164,347
	Woongjin Thinkbig Co., Ltd.	2,842	48,189
*	Woongjin.Com Co., Ltd.	8,577	85,037
	Woori Financial Co., Ltd.	5,630	23,239
*	Woori Investment & Securities Co., Ltd.	25,210	352,816
	Youlchon Chemical Co., Ltd.	9,410	54,278
	Youngone Corp.	13,330	102,195
	Youngpoong Corp.	210	77,053

TOTAL — SOUTH KOREA			41,181,486

TAIWAN — (13.0%)
COMMON STOCKS — (13.0%)
*	A.G.V. Products Corp.	219,319	62,339
	Ability Enterprise Co., Ltd.	121,255	121,314
	Acbel Polytech, Inc.	137,000	83,680
*	Accton Technology Corp.	136,000	42,466
	Acer, Inc.	165,449	316,217
#	Advanced Semiconductor Engineering, Inc. ADR	69,922	211,864
	Advantech Co., Ltd.	31,973	50,324
	Altek Corp.	56,689	55,995
	Amtran Technology Co., Ltd.	297,976	134,590
*	Arima Computer Corp.	202,244	26,788
	Asia Cement Corp.	376,893	388,067
	Asia Chemical Corp.	138,000	51,001
	Asia Polymer Corp.	112,000	57,529

24

	Asia Vital Components Co., Ltd.	118,000	65,714
	Asustek Computer, Inc.	573,592	761,211
	Aten International Co., Ltd.	34,000	45,537
	AU Optronics Corp. Sponsored ADR	113,439	1,230,813
	Aurora Corp.	67,693	62,584
	Avermedia Technologies, Inc.	69,000	75,608
	Avision, Inc.	71,693	21,294
	Bank of Kaohsiung Co., Ltd.	165,360	40,682
	Basso Industry Corp., Ltd.	63,000	47,076
	Bes Engineering Corp.	588,000	143,543
*	Carnival Industrial Corp.	194,000	31,470
	Catcher Co., Ltd.	73,190	184,109
	Cathay Financial Holdings Co., Ltd.	398,450	445,896
	Cathay Real Estate Development Co., Ltd.	246,000	74,980
	Chang Hwa Commercial Bank	749,000	301,688
	Cheng Loong Corp.	224,000	54,983
	Cheng Shin Rubber Industry Co., Ltd.	107,053	160,985
	Cheng Uei Precision Industry Co., Ltd.	101,022	140,589
	Chi Mei Optoelectronic Corp.	1,151,264	572,648
*	Chia Hsin Cement Corp.	161,730	81,640
	Chicony Electronics Co., Ltd.	89,452	146,113
*	China Airlines	641,743	174,549
	China Development Financial Holding Corp.	2,330,946	594,420
	China Electric Manufacturing Co., Ltd.	144,000	57,350
	China Hi-Ment Corp.	45,618	57,738
*	China Life Insurance Co., Ltd.	297,710	126,860
	China Man-Made Fiber Co., Ltd.	359,000	60,884
	China Metal Products Co., Ltd.	33,693	26,766
	China Motor Co., Ltd.	208,035	88,345
*	China Petrochemical Development Corp.	464,280	107,257
	China Steel Chemical Corp.	56,227	106,654
	China Steel Corp.	682,045	527,695
	China Synthetic Rubber Corp.	111,000	109,754
	Chinatrust Financial Holdings Co., Ltd.	915,126	418,284
	Chin-Poon Industrial Co., Ltd.	113,000	50,083
	Chroma Ate, Inc.	80,408	77,228
	Chun Yuan Steel Industrial Co., Ltd.	206,830	66,678
	Chung Hsin Electric & Machinery Co., Ltd.	127,000	63,877
	Chung Hung Steel Corp.	333,512	107,580
	Chung Hwa Pulp Corp.	159,000	49,202
	Chungwa Picture Tubes Co., Ltd.	2,301,000	383,345
	Clevo Co.	62,580	71,676
*	CMC Magnetics Corp.	905,000	192,129
	Collins Co., Ltd.	46,200	11,262
	Compal Communications, Inc.	94,000	72,509
	Compal Electronics, Inc.	790,849	670,670
	Compeq Manufacturing Co., Ltd.	397,000	101,575
	Continental Engineering Corp.	139,000	42,493
*	Cosmos Bank Taiwan	104,645	8,640
	CTCI Corp.	141,555	104,505
	Cybertan Technology, Inc.	72,841	80,901
	Cyntec Co., Ltd.	57,000	82,882

25

	Da-Cin Construction Co., Ltd.	128,000	60,668
	Delta Electronics Industrial Co., Ltd.	138,158	301,585
	Depo Auto Parts Industrial Co., Ltd.	27,000	47,330
	Diamond Flower Electric Instrument Co., Ltd.	46,000	55,959
	D-Link Corp.	172,219	124,372
	E.Sun Financial Holding Co., Ltd.	1,027,840	276,347
	Eastern Media International Corp.	290,750	49,850
	Elan Microelectronics Corp.	37,000	36,755
	Elite Semiconductor Memory Technology, Inc.	87,000	83,362
	Elitegroup Computer Systems Co., Ltd.	137,782	44,655
*	EnTie Commercial Bank	8,500	2,291
	Epistar Corp.	100,433	197,682
	Eternal Chemical Co., Ltd.	164,992	118,550
*	Eva Airways Corp.	446,000	125,901
	Everest Textile Co., Ltd.	110,000	19,984
	Evergreen International Storage & Transport Corp.	341,000	230,966
	Evergreen Marine Corp., Ltd.	298,000	148,530
	Everlight Chemical Industrial Corp.	164,000	53,604
	Everlight Electronics Co., Ltd.	35,717	75,387
	Far East Textile, Ltd.	502,962	469,243
	Far Eastern Department Stores, Ltd.	200,172	124,856
*	Far Eastern International Bank	628,628	123,867
	Federal Corp.	127,475	47,317
	Feng Hsin Iron & Steel Co., Ltd.	87,550	107,429
	Feng Tay Enterprise Co., Ltd.	98,304	60,638
	First Financial Holding Co., Ltd.	899,081	474,893
	First Hotel	99,572	77,369
	Formosa Chemicals & Fiber Co., Ltd.	387,000	615,023
	Formosa International Hotels Corp.	8,570	97,744
	Formosa Plastics Corp.	348,000	613,149
	Formosa Taffeta Co., Ltd.	280,000	179,955
	Formosan Rubber Group, Inc.	156,000	73,969
	Fortune Electric Co., Ltd.	63,000	69,546
	Foxconn Technology Co., Ltd.	40,480	111,315
	Fubon Financial Holding Co., Ltd.	664,000	514,679
	G Shank Enterprise Co., Ltd.	116,000	60,504
	Giant Manufacture Co., Ltd.	54,600	129,047
	Giga-Byte Technology Co., Ltd.	196,000	136,408
	Globe Union Industrial Corp.	89,552	51,158
	Gold Circuit Electronics, Ltd.	127,440	40,215
	Goldsun Development & Construction Co., Ltd.	282,400	109,780
*	Grand Pacific Petrochemical Corp.	267,000	69,944
	Great Taipei Gas Co., Ltd.	177,000	77,806
	Great Wall Enterprise Co., Ltd.	82,610	85,862
	Greatek Co., Ltd.	159,977	130,244
	Hey Song Corp.	181,000	72,346
	Highwealth Construction Corp.	164,890	130,666
*	Ho Tung Holding Corp.	200,000	58,436
*	Hocheng Corp.	114,300	26,657
	Hon Hai Precision Industry Co., Ltd.	557,680	1,610,043
	Hong Tai Electric Industrial Co., Ltd.	68,000	20,325
	Hotai Motor Co., Ltd.	94,000	162,895

26

	Hsin Kuang Steel Co., Ltd.	62,168	32,398
	HTC Corp.	36,420	493,187
	Hua Eng Wire & Cable Co., Ltd.	238,000	45,027
	Hua Nan Financial Holding Co., Ltd.	808,860	458,645
	Hung Poo Construction Corp.	74,467	68,965
	Hung Sheng Construction Co., Ltd.	220,000	68,952
	Ichia Technologies, Inc.	73,897	29,227
*	Inernational Semiconductor Technology, Ltd.	81,809	17,645
	Infortrend Technology, Inc.	59,422	69,231
	Innolux Display Corp.	488,000	538,161
	Inventec Corp.	567,207	283,751
	ITE Technology, Inc.	42,000	72,756
*	Kao Hsing Chang Iron & Steel Corp.	140,000	23,523
	Kee Tai Properties Co., Ltd.	61,315	20,678
*	Kenda Rubber Industrial Co., Ltd.	159,137	134,061
	King Yuan Electronics Co., Ltd.	519,231	155,563
	Kingdom Construction Co., Ltd.	96,000	34,998
*	King’s Town Bank	278,000	61,148
*	King’s Town Construction Co., Ltd.	61,913	33,489
	Kinpo Electronics, Inc.	490,028	122,793
	Kinsus Interconnect Technology Corp.	93,009	167,874
	Knowledge-Yield-Excellence Systems Corp.	89,797	70,684
	Kuoyang Construction Co., Ltd.	68,000	21,962
*	Kwong Fong Industries Corp.	174,000	26,844
	Lan Fa Textile Co., Ltd.	172,886	33,321
	Largan Precision Co., Ltd.	5,202	41,736
	Lee Chang Yung Chemical Industry Corp.	176,595	153,367
*	Leofoo Development Co., Ltd.	101,000	52,243
	Lien Hwa Industrial Corp.	184,542	78,847
	Lite-On Technology Corp.	388,435	310,864
	Long Bon Development Co., Ltd.	141,915	31,613
*	Long Chen Paper Co., Ltd.	212,120	45,869
	Lucky Cement Corp.	124,000	26,299
	Macronix International Co., Ltd.	836,585	348,260
	Makalot Industrial Co., Ltd.	47,000	57,470
	Mayer Steel Pipe Corp.	47,658	21,208
	Media Tek, Inc.	56,136	583,819
	Mega Financial Holding Co., Ltd.	1,973,000	797,518
	Mercuries & Associates, Ltd.	64,050	24,327
	Microelectronics Technology, Inc.	177,000	79,755
	Micro-Star International Co., Ltd.	264,045	161,920
	Mirle Automation Corp.	57,000	38,719
	Mitac International Corp.	374,966	173,307
	Mitac Technology Corp.	123,000	65,581
	Nan Ya Plastic Corp.	415,000	549,088
*	Nan Ya Printed Circuit Board Corp.	38,000	106,296
	Nankang Rubber Tire Co., Ltd.	116,515	85,125
	Nantex Industry Co., Ltd.	98,175	73,444
*	Nanya Technology Co., Ltd.	766,241	171,885
	National Petroleum Co., Ltd.	111,000	86,305
	Nien Hsing Textile Co., Ltd.	135,000	48,165
*	Optimax Technology Corp.	106,000	5,090

27

	Opto Tech Corp.	167,000	90,004
	Oriental Union Chemical Corp.	136,292	73,052
	Pan Jit International, Inc.	148,000	72,655
	Pan-International Industrial Corp.	134,150	140,817
	Phihong Technology Co., Ltd.	153,348	52,282
	Phoenix Precision Technology Corp.	236,000	77,635
	Pihsiang Machinery Mfg. Co., Ltd.	34,000	55,349
	Pou Chen Corp.	535,149	317,674
	Prince Housing & Development Corp.	171,623	46,493
	Qisda Corp.	519,568	183,550
	Quanta Computer, Inc.	167,045	248,707
	Realtek Semiconductor Corp.	102,664	166,033
	Richtek Technology Corp.	15,000	75,738
*	Ritek Corp.	839,000	176,603
	Ruentex Development Co., Ltd.	56,000	39,466
	Ruentex Industries, Ltd.	165,000	137,411
	San Fang Chemical Industry Co., Ltd.	33,600	24,625
	Sanyang Industrial Co., Ltd.	241,551	69,800
	Sanyo Electric Co., Ltd.	110,000	82,641
	Sheng Yu Steel Co., Ltd.	94,000	64,772
	Shihlin Electric & Engineering Corp.	79,000	78,954
*	Shihlin Paper Corp.	52,000	52,745
	Shin Kong Financial Holding Co., Ltd.	1,010,000	326,116
	Shinkong Co., Ltd.	109,557	37,402
	Shinkong Synthetic Fibers Co., Ltd.	391,229	73,686
	Sigurd Microelectronics Corp.	81,559	24,977
*	Silicon Integrated Systems Corp.	415,000	116,514
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	58,661	438,198
	Silitech Technology Corp.	20,587	41,426
	Sincere Navigation Corp.	96,350	90,863
	Sinkong Spinning Co., Ltd.	100,800	58,258
	SinoPac Holdings Co., Ltd.	1,578,000	414,164
*	Sintek Photronics Corp.	373,000	136,086
	Sinyi Realty, Inc.	33,288	42,163
	Sitronix Technology Corp.	31,177	45,270
	Southeast Cement Co., Ltd.	151,000	40,866
	Spirox Corp.	36,674	14,505
	Springsoft, Inc.	64,498	43,559
	Standard Foods Taiwan, Ltd.	98,000	92,381
	Sunplus Technology Co., Ltd.	158,000	78,911
	Sunrex Technology Corp.	98,028	80,045
	Synnex Technology International Corp.	132,220	191,832
*	T JOIN Transportation Co., Ltd.	155,000	76,380
	Ta Chen Stainless Pipe Co., Ltd.	115,412	60,744
*	Ta Chong Bank, Ltd.	551,000	81,267
	Ta Ya Electric Wire & Cable Co., Ltd.	231,856	42,497
	Tah Hsin Industrial Corp.	71,000	41,109
	Ta-I Technology Co., Ltd.	80,000	40,996
	Taichung Commercial Bank	428,953	97,891
	Tainan Spinning Co., Ltd.	335,000	80,263
	Taishin Financial Holdings Co., Ltd.	1,232,000	277,736
*	Taiwan Business Bank	801,300	181,043

28

	Taiwan Cement Corp.	675,306	645,179
	Taiwan Cooperative Bank	925,907	500,737
	Taiwan Fertilizer Co., Ltd.	38,000	87,206
	Taiwan Fire & Marine Insurance Co., Ltd.	137,000	67,301
	Taiwan Glass Industrial Corp.	242,963	173,178
	Taiwan Hon Chuan Enterprise Co., Ltd.	57,000	83,101
*	Taiwan Kolin Co., Ltd.	292,000	6,180
	Taiwan Life Insurance Co., Ltd.	84,886	44,550
	Taiwan Mask Corp.	142,000	50,334
	Taiwan Navigation Co., Ltd.	66,000	107,434
	Taiwan Secom Co., Ltd.	46,000	69,351
	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	283,070	2,992,050
	Taiwan Sogo Shinkong Security Co., Ltd.	51,117	26,335
	Taiwan Styrene Monomer Corp.	203,528	78,244
*	Taiwan Tea Corp.	193,000	82,172
	Taiyen Biotech Co., Ltd.	67,000	31,687
*	Tatung Co., Ltd.	1,182,000	315,387
	Teco Electric & Machinery Co., Ltd.	602,000	238,140
	Test-Rite International Co., Ltd.	86,480	43,494
	The Ambassador Hotel	78,000	88,713
	The First Insurance Co., Ltd.	106,606	34,471
	Ton Yi Industrial Corp.	286,000	107,757
	Tong Yang Industry Co., Ltd.	109,180	95,741
	Transcend Information, Inc.	18,000	49,287
	Tsann Kuen Enterprise Co., Ltd.	83,200	62,066
	TSRC Corp.	125,000	143,118
	TTET Union Corp.	67,000	66,663
	Tung Ho Steel Enterprise Corp.	193,000	166,227
	TYC Brother Industrial Co., Ltd.	78,131	49,860
	Tyntek Corp.	120,973	55,997
	U-Ming Marine Transport Corp.	83,000	149,682
*	Union Bank of Taiwan	439,000	81,865
	Uni-President Enterprises Corp.	411,810	413,524
	Unitech Printed Circuit Board Corp.	236,000	83,734
	United Integration Service Co., Ltd.	114,000	49,475
	United Microelectronics Corp.	2,061,081	778,475
*	Universal Cement Corp.	165,000	68,017
	Universal Scientific Industrial Co., Ltd.	436,371	139,561
	UPC Technology Corp.	210,557	74,699
	USI Corp.	289,000	106,123
*	Via Technologies, Inc.	188,000	102,349
	Walsin Lihwa Corp.	829,000	212,928
	Walsin Technology Corp., Ltd.	210,548	65,536
	Wan Hai Lines Co., Ltd.	187,950	86,040
	Waterland Financial Holdings	633,753	153,318
*	Winbond Electronics Corp.	938,000	168,698
	Wintek Corp.	519,000	238,640
	Wistron Corp.	257,149	325,244
	Wistron NeWeb Corp.	41,383	41,870
	Yageo Corp.	677,000	153,637
	Yeung Cyang Industrial Co., Ltd.	142,000	73,661
	Yieh Phui Enterprise Co., Ltd.	438,212	141,869

29

	Yosun Industrial Corp.	138,000	88,990
	Yuanta Financial Holding Co., Ltd.	157,000	91,819
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	416,200	134,917
	Yulon Motor Co., Ltd.	232,783	148,188
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	29,362	30,854
	Yung Tay Engineering Co., Ltd.	146,000	76,142
	Zig Sheng Industrial Co., Ltd.	195,865	28,322
	Zinwell Corp.	87,010	148,341
	Zyxel Communication Corp.	156,118	88,414

TOTAL — TAIWAN			43,876,283

THAILAND — (2.0%)
COMMON STOCKS — (2.0%)
	Aapico Hitech PCL (Foreign) NVDR	116,100	14,609
	Advance Info Service PCL (Foreign)	124,900	281,410
	Amata Corp. PCL (Foreign)	178,300	19,707
	Asia Plus Securities PCL (Foreign)	775,000	29,651
	Asian Insulators PCL (Foreign)	110,000	10,038
*	Asian Property Development PCL (Foreign) NVDR	503,100	48,193
	Bangkok Aviation Fuel Services PCL (Foreign)	142,700	23,861
	Bangkok Bank PCL (Foreign)	212,100	515,448
	Bangkok Expressway PCL (Foreign)	186,900	82,101
*	Bangkok Land PCL (Foreign) NVDR	4,574,000	32,408
	Bank of Ayudhya PCL (Foreign) NVDR	421,900	136,309
	Banpu PCL (Foreign)	17,300	139,734
	BEC World PCL (Foreign)	135,100	75,811
	Big C Supercenter PCL (Foreign) NVDR	69,300	81,997
	C.P. ALL PCL (Foreign)	359,300	127,285
	Cal-Comp Electronics (Thailand) PCL (Foreign)	471,000	29,100
	Central Plaza Hotel PCL (Foreign)	110,000	9,477
	Charoen Pokphand Foods PCL (Foreign)	1,387,300	130,532
	Delta Electronics (Thailand) PCL (Foreign)	141,700	47,789
	Dynasty Ceramic PCL (Foreign)	67,400	30,945
	Erawan Group PCL (Foreign)	670,600	25,277
*	G J Steel PCL (Foreign)	7,783,600	35,295
	Glow Energy PCL (Foreign)	118,000	79,257
*	Golden Land Property PCL (Foreign) NVDR	104,600	4,891
	Hana Microelectronics PCL (Foreign)	200,201	68,653
	Hermraj Land & Development PCL (Foreign)	3,184,300	48,732
	Home Product Center PCL (Foreign)	167,090	21,783
*	Indorama Polymers PCL (Foreign)	179,900	28,042
*	Italian-Thai Development PCL (Foreign)	462,000	32,995
	Jasmine International PCL (Foreign)	1,111,200	11,967
	Kasikornbank PCL (Foreign)	288,400	457,713
	Khon Kaen Sugar Industry PCL (Foreign)	294,900	65,190
	Kiatnakin Finance PCL (Foreign)	75,000	30,183
	Kim Eng Securities Thailand PCL (Foreign)	127,600	36,524
	Krung Thai Bank PCL (Foreign)	1,605,300	241,125
	Krungthai Card PCL (Foreign)	68,000	13,297
	L.P.N. Development PCL (Foreign) NVDR	573,100	50,350
	Land & Houses PCL (Foreign) NVDR	769,100	83,700

30

*	Loxley PCL (Foreign)	500,000	28,341
	Major Cineplex Group PCL (Foreign)	167,000	30,290
	MBK Development PCL (Foreign)	60,400	89,012
	Padaeng Industry PCL (Foreign) NVDR	40,900	15,532
	Precious Shipping PCL (Foreign) NVDR	190,600	68,602
	Property Perfect PCL (Foreign)	188,600	15,928
	PTT Aromatics & Refining PCL (Foreign)	221,347	90,333
	PTT Chemical PCL (Foreign)	143,000	170,214
	PTT Exploration & Production PCL (Foreign)	129,400	379,564
	PTT PCL (Foreign)	92,700	497,850
*	Quality Houses PCL (Foreign)	2,416,600	74,652
	Ratchaburi Electricity Generating Holding PCL (Foreign)	196,900	212,050
*	Regional Container Lines PCL (Foreign)	148,500	29,039
	Robinson Department Store PCL (Foreign)	233,400	52,918
	Rojana Industrial Park PCL (Foreign)	211,000	22,365
	Saha-Union PCL (Foreign)	105,000	40,173
	Sahaviriya Steel Industries PCL (Foreign)	2,001,500	23,257
	Samart Corporation PCL (Foreign)	275,000	44,424
	Sansiri PCL (Foreign)	299,400	17,310
	Seamico Securities PCL (Foreign)	342,500	17,278
	Serm Suk PCL (Foreign) NVDR	81,500	21,827
	Siam City Bank PCL (Foreign)	264,200	74,502
	Siam City Cement PCL (Foreign)	28,000	113,873
	Siam Commercial Bank PCL (Foreign)	232,400	396,829
*	Siam Future Development PCL (Foreign)	67,000	5,772
	Siam Makro PCL (Foreign)	28,800	56,114
*	Sino-Thai Engineering & Construction PCL (Foreign)	369,400	39,573
	Supalai PCL (Foreign)	474,000	31,703
	Tata Steel (Thailand) PCL (Foreign)	1,392,000	42,606
	Thai Oil PCL (Foreign)	131,200	119,915
	Thai Plastic & Chemicals PCL (Foreign)	120,200	57,571
	Thai Stanley Electric (Thailand) PCL (Foreign)	18,000	34,689
	Thai Union Frozen Products PCL (Foreign)	174,500	108,800
	Thai Vegetable Oil PCL (Foreign)	111,575	34,151
	Thanachart Capital PCL (Foreign)	247,100	78,433
	The Siam Cement PCL (Foreign) NVDR	42,300	145,056
	Thoresen Thai Agencies PCL (Foreign)	105,710	49,133
*	Ticon Industrial Connection PCL (Foreign)	154,200	30,809
*	Tipco Asphalt PCL (Foreign)	57,500	18,903
	TIPCO Foods (Thailand) PCL (Foreign)	99,600	11,968
	Tisco Financial Group PCL (Foreign) NVDR	158,200	63,666
*	TMB Bank PCL (Foreign)	4,173,700	66,240
	Vanachai Group PCL (Foreign)	368,000	14,392
	Vinythai PCL (Foreign)	176,100	22,459
TOTAL COMMON STOCKS			6,759,495

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	1,772,868	2,512
*	Krungthai Card PCL (Foreign) Warrants 12/31/09	204,000	—
*	Thai Vegetable Oil PCL (Foreign) Warrants 05/18/12	22,315	1,202
TOTAL RIGHTS/WARRANTS			3,714

TOTAL — THAILAND			6,763,209

31

TURKEY — (2.2%)
COMMON STOCKS — (2.2%)
	Akbank T.A.S.	142,333	549,801
*	Akcansa Cimento Sanayi ve Ticaret A.S.	33,384	73,001
*	Akenerji Elektrik Uretim A.S.	14,726	75,946
*	Aksa Akrilik Kimya Sanayii A.S.	4,555	5,602
	Aksigorta A.S.	73,247	147,064
	Alarko Holding A.S.	38,696	52,659
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	6,048	11,447
	Anadolu Anonim Turk Sigorta Sirketi A.S.	74,334	49,990
*	Anadolu Cam Sanayii A.S.	43,439	34,905
	Anadolu Hayat Sigorta A.S.	35,714	38,940
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	2,960	7,143
	Arcelik A.S	59,437	99,705
*	Asya Katilim Bankasi A.S.	162,263	154,947
*	Ayen Enerji A.S.	20,413	25,307
	Aygaz A.S.	62,257	91,990
	Bagfas Bandirma Gubre Fabrikalari A.S.	1,291	57,564
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	1	—
*	Bati Anabolu Cimento A.S.	11,013	40,158
	BIM BirlesikMagazalar A.S.	9,942	271,574
*	Bolu Cimento Sanayii A.S.	25,029	25,316
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	2,700	11,988
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1	8
	BSH ev Aletleri Sanayi ve Ticaret A.S.	2,969	44,516
	Bursa Cimento Fabrikasi A.S.	17,773	60,921
*	Cimsa Cimento Sanayi ve Ticaret A.S.	27,426	70,312
	Coca-Cola Icecek A.S.	20,199	94,579
*	Dogan Gazetecilik A.S.	18,576	16,370
*	Dogan Sirketler Grubu Holding A.S.	425,250	170,704
*	Dogan Yayin Holding A.S.	1	—
	Enka Insaat ve Sanayi A.S.	27,214	115,812
	Eregli Demir ve Celik Fabrikalari Turk A.S.	206,376	500,710
	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	1,894	49,263
	Ford Otomotiv Sanayi A.S.	28,192	94,317
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	22,703	13,043
*	Goldas Kuyumculuk Sanayi A.S.	42,137	24,409
*	GSD Holding A.S.	202,053	59,201
	Gunes Sigorta A.S.	60,938	52,828
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	1	—
	Izmir Demir Celik Sanayii A.S.	19,790	23,279
	Karton Sanayi ve Ticaret A.S.	715	26,769
*	Koc Holding A.S. Series B	123,068	224,623
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	64,523	64,463
	Mardin Cimento Sanayii ve Ticaret A.S.	20,145	60,883
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1	—
	Migros Turk A.S.	1	3
	Otobus Karoseri Sanayi A.S.	4,986	34,861

32

*	Sekerbank T.A.S.	125,415	120,330
*	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	71,270	80,236
*	Tat Konserve Sanayii A.S.	66,765	61,790
*	TAV Havalimanlari Holding A.S. (B1RMFT9)	22,209	46,811
*	TAV Havalimanlari Holding A.S. (B4RNY41)	11,104	22,344
*	Tekstil Bankasi A.S.	71,792	25,021
*	Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S. (B03MY22)	12,387	20,903
*	Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S. (B3N5HB2)	18,936	20,709
	Tofas Turk Otomobil Fabrikasi A.S.	28,593	34,630
*	Trakya Cam Sanayii A.S.	82,744	58,286
	Tupras-Turkiye Petrol Rafinerileri A.S.	31,224	312,886
	Turcas Petrol A.S.	30,713	61,517
*	Turk Demir Dokum Fabrikalari A.S.	1	—
*	Turk Ekonomi Bankasi A.S.	130,781	75,975
*	Turk Sise ve Cam Fabrikalari A.S.	147,843	115,367
	Turkcell Iletisim Hizmetleri A.S. ADR	30,400	386,080
*	Turkiye Garanti Bankasi A.S.	321,075	673,161
*	Turkiye Halk Bankasi A.S.	34,564	120,936
	Turkiye Is Bankasi A.S.	251,515	726,134
*	Turkiye Sinai Kalkinma Bankasi A.S.	98,169	56,998
	Turkiye Vakiflar Bankasi T.A.O.	302,500	342,499
	Ulker Biskuvi Sanayi A.S.	33,575	49,922
	Yapi Kredi Sigorta A.S.	10,771	45,352
*	Yapi ve Kredi Bankasi A.S.	96,157	129,820
*	Zorlu Enerji Elektrik Uretim A.S.	19,000	33,700

TOTAL — TURKEY			7,248,328

		Face Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.4%)

	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $1,820,000 FHLMC 6.040%(r), 11/01/36, valued at $1,294,509) to be repurchased at $1,274,007	$1,274	1,274,000

		Shares
SECURITIES LENDING COLLATERAL — (8.3%)
§ @	DFA Short Term Investment Fund LP	24,407,509	24,407,509

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $3,443,617) to be repurchased at $3,376,111	$3,376	3,376,095
TOTAL SECURITIES LENDING COLLATERAL			27,783,604

TOTAL INVESTMENTS - (100.0%) (Cost $376,069,421)			$336,578,882

See accompanying Notes to Financial Statements.

33

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (86.6%)
Consumer Discretionary — (13.9%)
*	1-800-FLOWERS.COM, Inc.	600	$1,752
* #	99 Cents Only Stores	1,500	16,110
#	Aaron’s, Inc.	600	20,136
#	Abercrombie & Fitch Co.	200	5,412
	Advance Auto Parts, Inc.	400	17,500
*	Amazon.com, Inc.	600	48,312
	Ambassadors Group, Inc.	500	6,100
	American Axle & Manufacturing Holdings, Inc.	1,000	1,000
* #	AnnTaylor Stores Corp.	500	3,695
*	Apollo Group, Inc. Class A	300	18,885
#	Arbitron, Inc.	300	6,246
	Arctic Cat, Inc.	300	1,200
	ArvinMeritor, Inc.	1,000	1,240
*	ATC Technology Corp.	300	4,767
*	AutoNation, Inc.	1,700	30,107
*	Autozone, Inc.	200	33,278
*	Avatar Holdings, Inc.	200	3,716
	Barnes & Noble, Inc.	1,300	33,956
	bebe stores, inc.	1,100	10,120
* #	Bed Bath and Beyond, Inc.	500	15,210
	Belo Corp.	300	570
	Belo Corp. Class A	1,500	2,550
#	Best Buy Co., Inc.	500	19,190
	Big 5 Sporting Goods Corp.	500	4,115
*	Big Lots, Inc.	600	16,584
	Black & Decker Corp.	600	24,180
*	Blockbuster, Inc. Class B	1,100	550
* #	Blue Nile, Inc.	100	4,256
*	Bluegreen Corp.	600	1,146
	Blyth, Inc.	200	8,816
	Books-A-Million, Inc.	400	2,296
	Borders Group, Inc.	1,500	4,095
	BorgWarner, Inc.	800	23,160
	Brinker International, Inc.	1,400	24,808
*	Brink’s Home Security Holdings, Inc.	400	10,632
	Brown Shoe Company, Inc.	1,000	6,430
	Brunswick Corp.	1,400	8,372
	Buckle, Inc.	450	16,816
*	Build-A-Bear-Workshop, Inc.	500	2,730
#	Bunge, Ltd.	1,200	57,612
* #	Cabela’s, Inc.	1,600	20,496
*	Cache, Inc.	300	1,365
*	California Pizza Kitchen, Inc.	200	3,142

1

	Callaway Golf Co.	250	1,887
*	Career Education Corp.	800	17,632
* #	CarMax, Inc.	1,600	20,416
	Carnival Corp.	5,960	160,205
*	Carriage Services, Inc.	600	1,578
*	Carter’s, Inc.	400	8,552
	Cato Corp. Class A	700	13,454
*	Cavco Industries, Inc.	100	2,344
	CBS Corp. Class A	100	716
	CBS Corp. Class B	2,900	20,416
#	Centex Corp.	3,100	33,914
* #	Charter Communications, Inc.	3,000	108
*	Cheesecake Factory, Inc.	1,100	19,107
#	Choice Hotels International, Inc.	300	8,979
	Cinemark Holdings, Inc.	3,000	26,700
*	Citi Trends, Inc.	300	7,368
	CKE Restaurants, Inc.	1,100	10,527
*	Coach, Inc.	300	7,350
*	Coinstar, Inc.	700	24,913
	Columbia Sportswear Co.	900	27,648
	Comcast Corp. Class A	11,500	177,790
	Comcast Corp. Special Class A	2,400	35,232
* #	Conn’s, Inc.	500	8,220
* #	Corinthian Colleges, Inc.	1,000	15,400
	Courier Corp.	300	4,704
*	Cox Radio, Inc.	500	2,400
	Cracker Barrel Old Country Store, Inc.	200	6,522
*	Crown Media Holdings, Inc.	700	2,163
	CSS Industries, Inc.	200	3,972
*	Culp, Inc.	200	882
#	D.R. Horton, Inc.	9,400	122,670
	Darden Restaurants, Inc.	2,900	107,213
*	DG FastChannel, Inc.	200	4,666
	Dillards, Inc. Class A	1,000	7,710
*	DISH Network Corp.	200	2,650
	Disney (Walt) Co.	19,100	418,290
*	Dixie Group, Inc.	200	388
* #	Dollar Tree, Inc.	200	8,468
*	DreamWorks Animation SKG, Inc.	600	14,406
*	Drew Industries, Inc.	200	2,856
*	DSW, Inc.	500	5,435
	E.W. Scripps Co.	233	459
#	Eastman Kodak Co.	7,500	22,875
*	Entravision Communications Corp.	250	127
#	Ethan Allen Interiors, Inc.	700	9,415
	Family Dollar Stores, Inc.	1,300	43,147
	Fisher Communications, Inc.	200	2,412
	Foot Locker, Inc.	4,300	51,127
*	Ford Motor Co.	6,733	40,263
*	Fossil, Inc.	1,800	36,288
*	Franklin Covey Co.	400	1,676
	Fred’s, Inc.	1,400	19,124
* #	Fuel Systems Solutions, Inc.	300	4,581
	Furniture Brands International, Inc.	1,300	4,108
*	GameStop Corp. Class A	1,900	57,304

2

	Gannett Co., Inc.	3,200	12,512
	Gap, Inc.	1,400	21,756
#	General Motors Corp.	1,900	3,648
* #	Genesco, Inc.	400	9,112
*	Gentek, Inc.	200	3,818
	Gentex Corp.	800	10,696
	Genuine Parts Co.	900	30,564
	Group 1 Automotive, Inc.	200	4,260
*	GSI Commerce, Inc.	300	4,263
	Guess?, Inc.	200	5,208
*	Gymboree Corp.	200	6,880
	H&R Block, Inc.	500	7,570
	Hasbro, Inc.	2,200	58,652
	Haverty Furniture Co., Inc.	400	4,340
*	Hawk Corp.	200	2,870
*	Hayes Lemmerz International, Inc.	1,100	186
	Hearst-Argyle Television, Inc.	1,100	4,950
	Heelys, Inc.	509	931
* #	Hibbett Sporting Goods, Inc.	300	6,255
	Hillenbrand, Inc.	500	9,090
	Home Depot, Inc.	6,200	163,184
*	HSN, Inc.	440	3,040
*	Iconix Brand Group, Inc.	1,400	19,964
	Interface, Inc. Class A	500	2,895
	International Speedway Corp. Class A	1,000	23,680
*	Interpublic Group of Companies, Inc.	3,500	21,910
*	Interval Leisure Group, Inc.	440	3,524
*	iRobot Corp.	600	6,882
*	ITT Educational Services, Inc.	200	20,154
#	J.C. Penney Co., Inc.	4,400	135,036
*	Jack in the Box, Inc.	1,400	34,426
	Jackson Hewitt Tax Service, Inc.	600	2,934
*	JAKKS Pacific, Inc.	400	5,060
*	Jo-Ann Stores, Inc.	300	5,496
	Johnson Controls, Inc.	4,400	83,644
	Jones Apparel Group, Inc.	2,100	19,404
* #	Jos. A. Bank Clothiers, Inc.	400	16,176
	Journal Communications, Inc. Class A	1,600	2,480
#	KB HOME	2,200	39,754
	Kenneth Cole Productions, Inc. Class A	200	1,384
	Kimball International, Inc. Class B	600	3,294
*	Kohl’s Corp.	2,100	95,235
	K-Swiss, Inc. Class A	700	7,028
	La-Z-Boy, Inc.	1,200	3,192
*	Lear Corp.	1,400	1,120
#	Lee Enterprises, Inc.	600	228
	Leggett & Platt, Inc.	1,600	22,976
	Libbey, Inc.	300	366
*	Liberty Global, Inc. Class A	600	9,894
*	Liberty Global, Inc. Series C	2,200	35,992
*	Liberty Media Corp. - Entertainment Class A	9,100	221,585
*	Liberty Media Corp. Capital Class A	400	4,680
*	Life Time Fitness, Inc.	1,000	18,760
	Limited Brands, Inc.	3,300	37,686
*	Lincoln Educational Services Corp.	600	9,954

3

*	LKQ Corp.	2,200	37,356
*	Lodgenet Entertainment Corp.	200	812
	Lowe’s Companies, Inc.	2,500	53,750
*	Luby’s, Inc.	300	1,608
	M/I Homes, Inc.	200	3,054
	Macy’s, Inc.	7,100	97,128
*	Maidenform Brands, Inc.	400	5,100
	Marine Products Corp.	1,000	4,650
#	Marriott International, Inc. Class A	300	7,068
	Mattel, Inc.	1,100	16,456
	Matthews International Corp. Class A	400	12,528
	McGraw-Hill Companies, Inc.	340	10,251
	MDC Holdings, Inc.	500	17,090
*	Mediacom Communications Corp.	700	3,983
#	Meredith Corp.	300	7,524
	Modine Manufacturing Co.	200	764
* #	Mohawk Industries, Inc.	1,300	61,503
#	Monro Muffler Brake, Inc.	400	9,988
*	Morningstar, Inc.	200	7,934
	Movado Group, Inc.	400	3,668
* #	Netflix, Inc.	200	9,062
	Newell Rubbermaid, Inc.	2,500	26,125
	News Corp. Class A	4,000	33,040
#	News Corp. Class B	1,800	16,416
	NIKE, Inc. Class B	354	18,574
	Nordstrom, Inc.	400	9,052
	Nutri/System, Inc.	200	2,748
*	NVR, Inc.	100	50,537
	Omnicom Group, Inc.	500	15,735
* #	O’Reilly Automotive, Inc.	1,650	64,102
	Oxford Industries, Inc.	200	1,948
*	Pacific Sunwear of California, Inc.	600	2,430
*	Palm Harbor Homes, Inc.	400	1,216
*	Panera Bread Co.	400	22,404
	Pennichuck Corp.	100	2,050
#	Penske Automotive Group, Inc.	2,500	33,125
*	Perry Ellis International, Inc.	200	1,466
	PetSmart, Inc.	200	4,576
	Phillips-Van Heusen Corp.	700	20,321
#	Polaris Industries, Inc.	200	6,690
#	Polo Ralph Lauren Corp.	700	37,688
	Pool Corp.	1,000	17,860
#	Pre-Paid Legal Services, Inc.	100	3,683
*	Priceline.com, Inc.	200	19,418
*	Princeton Review, Inc.	400	1,736
	Pulte Homes, Inc.	6,500	74,815
#	RadioShack Corp.	2,600	36,608
*	Red Lion Hotels Corp.	500	2,285
*	Red Robin Gourmet Burgers, Inc.	200	4,910
	Regis Corp.	400	7,656
*	Rent-A-Center, Inc.	1,600	30,800
*	Rentrak Corp.	100	970
	Ross Stores, Inc.	200	7,588
	Ryland Group, Inc.	500	10,355
	Sauer-Danfoss, Inc.	700	2,905

4

	Scripps Networks Interactive	200	5,488
* #	Sears Holdings Corp.	2,500	156,175
	Service Corp. International	7,200	32,616
#	Sherwin-Williams Co.	200	11,328
	Shiloh Industries, Inc.	500	1,250
	Sinclair Broadcast Group, Inc. Class A	500	555
*	Skechers U.S.A., Inc. Class A	900	10,530
*	Smith & Wesson Holding Corp.	300	2,151
	Snap-On, Inc.	1,400	47,488
#	Sonic Automotive, Inc.	800	4,128
* #	Sonic Corp.	500	5,460
#	Sotheby’s Class A	200	2,322
	Spartan Motors, Inc.	400	3,228
	Speedway Motorsports, Inc.	1,200	18,000
	Sport Supply Group, Inc.	300	1,806
*	Stamps.com, Inc.	500	4,680
	Standard Pacific Corp.	2,500	4,675
	Stanley Furniture, Inc.	100	1,026
	Staples, Inc.	400	8,248
*	Starbucks Corp.	500	7,230
#	Starwood Hotels & Resorts Worldwide, Inc.	400	8,344
*	Steinway Musical Instruments, Inc.	200	2,686
	Sturm Ruger & Co., Inc.	300	3,693
#	Superior Industries International, Inc.	300	4,524
	Systemax, Inc.	1,000	16,860
	Target Corp.	1,100	45,386
#	Tempur-Pedic International, Inc.	300	3,858
*	Tenneco Automotive, Inc.	500	1,530
* #	Texas Roadhouse, Inc.	1,200	13,656
* #	The DIRECTV Group, Inc.	1,000	24,730
* #	The Dress Barn, Inc.	400	6,056
	The Men’s Wearhouse, Inc.	1,300	24,232
	The New York Times Co. Class A	4,000	21,520
	The Pep Boys - Manny, Moe & Jack	1,300	9,620
	The Stanley Works	900	34,227
*	The Steak n Shake Co.	700	8,092
#	The TJX Companies, Inc.	500	13,985
*	The Wet Seal, Inc. Class A	2,400	9,144
#	Thor Industries, Inc.	1,500	34,485
*	Ticketmaster Entertainment, Inc.	440	2,314
	Tiffany & Co.	1,200	34,728
*	Timberland Co. Class A	1,200	19,488
	Time Warner Cable, Inc.	828	26,686
	Time Warner, Inc.	3,300	72,039
*	Toll Brothers, Inc.	2,300	46,598
*	Tractor Supply Co.	400	16,152
* #	True Religion Apparel, Inc.	600	9,456
*	TRW Automotive Holdings Corp.	1,600	13,792
	Tupperware Corp.	300	7,509
*	Tween Brands, Inc.	400	1,168
	Tyco Electronics, Ltd.	6,600	115,104
* #	Under Armour, Inc. Class A	200	4,708
*	Unifi, Inc.	1,500	1,350
	Unifirst Corp.	300	11,187
*	Universal Electronics, Inc.	200	3,748

5

*	Universal Technical Institute, Inc.	300	4,272
*	Urban Outfitters, Inc.	200	3,898
*	Valassis Communications, Inc.	1,000	5,170
*	ValueVision Media, Inc. Class A	700	497
*	Viacom, Inc. Class B	600	11,544
* #	Volcom, Inc.	200	2,698
*	Warnaco Group, Inc.	600	17,304
	Weight Watchers International, Inc.	200	4,976
	Wendy’s/Arby’s Group, Inc.	1,425	7,125
*	West Marine, Inc.	500	2,875
#	Whirlpool Corp.	1,400	63,224
	Wiley (John) & Sons, Inc. Class A	400	13,560
	Williams-Sonoma, Inc.	1,600	22,400
	Wolverine World Wide, Inc.	500	10,415
	World Wrestling Entertainment, Inc.	500	5,350
	Wyndham Worldwide Corp.	2,100	24,528
	Yum! Brands, Inc.	900	30,015
* #	Zale Corp.	200	744
Total Consumer Discretionary			5,686,731

Consumer Staples — (6.6%)
	Alberto-Culver Co.	900	20,061
#	Andersons, Inc.	500	8,035
	Avon Products, Inc.	300	6,828
* #	BJ’s Wholesale Club, Inc.	800	26,672
	Cal-Maine Foods, Inc.	700	18,529
	Campbell Soup Co.	700	18,004
	Casey’s General Stores, Inc.	700	18,627
*	Chattem, Inc.	200	10,982
#	Chiquita Brands International, Inc.	1,000	7,570
	Clorox Co.	200	11,210
	Coca-Cola Enterprises, Inc.	5,700	97,242
	Colgate-Palmolive Co.	800	47,200
* #	Collective Brands, Inc.	1,600	23,232
	ConAgra, Inc.	4,200	74,340
	Costco Wholesale Corp.	927	45,052
	CVS Caremark Corp.	13,500	429,030
*	Darling International, Inc.	800	4,576
	Del Monte Foods Co.	6,900	52,095
	Diamond Foods, Inc.	300	7,857
*	Elizabeth Arden, Inc.	700	6,062
* #	Energizer Holdings, Inc.	1,300	74,490
	Estee Lauder Companies, Inc.	200	5,980
	Farmer Brothers Co.	400	7,900
	Flowers Foods, Inc.	800	18,480
	General Mills, Inc.	800	40,552
	Great Atlantic & Pacific Tea, Inc.	1,900	13,946
* #	Green Mountain Coffee, Inc.	300	21,693
*	Hain Celestial Group, Inc.	500	8,345
*	Hansen Natural Corp.	400	16,304
	Heinz (H.J.) Co.	500	17,210
	Hormel Foods Corp.	900	28,161
	Ingles Market, Inc. Class A	400	6,244
	Inter Parfums, Inc.	700	5,432
	J & J Snack Foods Corp.	400	15,504

6

	J.M. Smucker Co.	1,300	51,220
	Kellogg Co.	600	25,266
	Kimberly-Clark Corp.	800	39,312
	Kraft Foods, Inc.	13,800	322,920
#	Lancaster Colony Corp.	300	13,140
	Lance, Inc.	400	9,264
*	Maui Land & Pineapple Co., Inc.	200	1,270
#	McCormick & Co., Inc.	200	5,890
	Nash-Finch Co.	300	8,787
*	National Beverage Corp.	700	7,371
*	NBTY, Inc.	500	12,955
	Nu Skin Enterprises, Inc. Class A	1,300	16,666
*	Pantry, Inc.	600	14,172
*	Peet’s Coffee & Tea, Inc.	300	8,184
	PepsiAmericas, Inc.	2,357	57,911
	PepsiCo, Inc.	2,500	124,400
*	Prestige Brands Holdings, Inc.	1,000	6,460
	PriceSmart, Inc.	300	5,355
	Procter & Gamble Co.	5,330	263,515
	Ralcorp Holdings, Inc.	300	17,148
	Ruddick Corp.	1,000	25,660
	Safeway, Inc.	3,959	78,190
#	Sanderson Farms, Inc.	200	7,980
	Sara Lee Corp.	1,500	12,480
*	Smart Balance, Inc.	1,700	11,951
*	Smithfield Foods, Inc.	4,600	39,744
	SUPERVALU, Inc.	2,200	35,970
	Sysco Corp.	400	9,332
	The Hershey Co.	300	10,842
	The Kroger Co.	1,500	32,430
#	Tootsie Roll Industries, Inc.	530	12,905
*	TreeHouse Foods, Inc.	800	21,272
	Tyson Foods, Inc. Class A	3,000	31,620
* #	United Natural Foods, Inc.	500	11,390
	Walgreen Co.	2,200	69,146
	WD-40 Co.	300	8,118
	Weis Markets, Inc.	400	14,796
#	Whole Foods Market, Inc.	200	4,146
*	Winn-Dixie Stores, Inc.	900	10,314
Total Consumer Staples			2,672,937

Energy — (11.5%)
*	Allis-Chalmers Energy, Inc.	500	965
	Alon USA Energy, Inc.	500	6,350
*	Alpha Natural Resources, Inc.	600	12,288
	Anadarko Petroleum Corp.	1,400	60,284
	Apache Corp.	3,400	247,724
	Arch Coal, Inc.	700	9,779
*	Arena Resources, Inc.	400	11,468
	Atlas America, Inc.	450	7,002
*	ATP Oil & Gas Corp.	200	1,432
#	Baker Hughes, Inc.	500	17,790
*	Basic Energy Services, Inc.	300	3,060
	Berry Petroleum Corp. Class A	500	8,240
*	Bill Barret Corp.	1,370	35,593

7

	BJ Services Co.	1,500	20,835
*	Brigham Exploration Co.	400	936
* #	Bristow Group, Inc.	300	6,828
*	Bronco Drilling Co., Inc.	400	2,196
	Cabot Oil & Gas Corp.	1,000	30,190
*	Callon Petroleum Co.	400	704
*	Cameron International Corp.	400	10,232
#	CARBO Ceramics, Inc.	600	18,426
*	Carrizo Oil & Gas, Inc.	200	2,466
*	Cheniere Energy, Inc.	300	1,182
#	Chesapeake Energy Corp.	6,800	134,028
	Chevron Corp.	9,572	632,709
	Cimarex Energy Co.	1,200	32,280
*	Clayton Williams Energy, Inc.	400	12,012
*	CNX Gas Corp.	300	7,725
*	Complete Production Services, Inc.	1,300	8,684
* #	Comstock Resources, Inc.	400	13,784
	ConocoPhillips	16,250	666,250
	CONSOL Energy, Inc.	300	9,384
*	Contango Oil & Gas Co.	200	7,578
*	Dawson Geophysical Co.	100	1,966
	Delek US Holdings, Inc.	1,500	15,405
* #	Delta Petroleum Corp.	900	2,646
	Devon Energy Corp.	1,300	67,405
#	Diamond Offshore Drilling, Inc.	200	14,482
*	Dresser-Rand Group, Inc.	400	9,852
*	Dril-Quip, Inc.	200	6,876
*	Edge Petroleum Corp.	400	80
	El Paso Corp.	1,200	8,280
*	Encore Acquisition Co.	700	20,433
	ENSCO International, Inc.	2,200	62,216
	EOG Resources, Inc.	1,336	84,809
*	Exterran Holdings, Inc.	961	19,845
	Exxon Mobil Corp.	8,013	534,227
* #	FMC Technologies, Inc.	200	6,846
*	Forest Oil Corp.	1,000	16,000
	Foundation Coal Holdings, Inc.	400	6,496
	Frontier Oil Corp.	200	2,542
	General Maritime Corp.	804	7,984
* #	Goodrich Petroleum Corp.	200	4,586
	Gulf Island Fabrication, Inc.	200	2,588
*	Gulfmark Offshore, Inc.	300	8,064
	Halliburton Co.	600	12,132
*	Harvest Natural Resources, Inc.	500	2,550
*	Helix Energy Solutions Group, Inc.	900	8,181
#	Helmerich & Payne, Inc.	1,200	36,984
	Hess Corp.	2,912	159,548
#	Holly Corp.	300	6,288
	Lufkin Industries, Inc.	200	6,980
	Marathon Oil Corp.	7,700	228,690
*	Mariner Energy, Inc.	1,200	13,656
#	Massey Energy Co.	1,100	17,501
*	Matrix Service Co.	600	5,748
* #	McMoran Exploration Co.	400	2,196
*	Meridian Resource Corp.	614	166

8

*	Mitcham Industries, Inc.	200	900
	Murphy Oil Corp.	1,700	81,107
*	NATCO Group, Inc. Class A	200	4,812
*	National-Oilwell, Inc.	4,589	138,955
*	Natural Gas Services Group, Inc.	300	2,994
*	Newfield Exploration Co.	1,500	46,770
*	Newpark Resources, Inc.	2,200	6,160
	Noble Energy, Inc.	800	45,400
	Occidental Petroleum Corp.	2,400	135,096
* #	Oceaneering International, Inc.	100	4,557
*	Oil States International, Inc.	600	11,340
#	Overseas Shipholding Group, Inc.	300	8,613
*	Parker Drilling Co.	1,500	4,140
	Patterson-UTI Energy, Inc.	1,800	22,878
	Peabody Energy Corp.	400	10,556
	Penn Virginia Corp.	500	7,035
* #	PetroQuest Energy, Inc.	700	2,107
*	PHI, Inc. Non-Voting	300	3,396
*	Pioneer Drilling Co.	700	3,500
	Pioneer Natural Resources Co.	900	20,808
*	Plains Exploration & Production Co.	800	15,096
*	Pride International, Inc.	2,100	47,670
* #	Quicksilver Resources, Inc.	800	6,504
	Range Resources Corp.	200	7,994
	Rowan Companies, Inc.	3,600	56,196
	RPC, Inc.	2,400	25,680
*	SEACOR Holdings, Inc.	600	39,432
	Smith International, Inc.	323	8,350
*	Southwestern Energy Co.	578	20,727
	Spectra Energy Corp.	200	2,900
#	St. Mary Land & Exploration Co.	1,100	19,657
*	Stone Energy Corp.	400	1,724
*	SulphCo, Inc.	600	540
	Sunoco, Inc.	1,600	42,416
*	Superior Energy Services, Inc.	700	13,447
*	Superior Well Services, Inc.	500	5,350
*	Swift Energy Corp.	700	7,574
	Tesoro Petroleum Corp.	800	12,200
*	TETRA Technologies, Inc.	1,200	6,864
*	TGC Industries, Inc.	551	1,753
	The Williams Companies, Inc.	500	7,050
	Tidewater, Inc.	1,000	43,250
	Toreador Resources Corp.	500	1,850
* #	Trico Marine Services, Inc.	300	1,164
*	Union Drilling, Inc.	300	1,797
*	Unit Corp.	1,000	27,290
#	USEC, Inc.	3,100	19,189
*	VAALCO Energy, Inc.	600	2,862
	Valero Energy Corp.	5,600	111,104
#	W&T Offshore, Inc.	1,000	9,280
*	Warren Resources, Inc.	1,000	1,600
*	Weatherford International, Ltd.	900	14,967
*	Western Refining, Inc.	1,900	23,921
*	Whiting Petroleum Corp.	600	19,656
	World Fuel Services Corp.	300	11,439

9

	XTO Energy, Inc.	1,575	54,589
Total Energy			4,698,858

Financials — (16.7%)
	1st Source Corp.	300	5,892
	Abington Bancorp, Inc.	600	5,274
	Advanta Corp. Class A	200	156
	Advanta Corp. Class B	400	468
*	Affiliated Managers Group, Inc.	200	11,370
	AFLAC, Inc.	900	26,001
*	Allegheny Corp.	206	52,254
	Allstate Corp.	2,800	65,324
*	Alphatec Holdings, Inc.	700	1,435
	AMBAC Financial Group, Inc.	600	546
	American Bancorp of New Jersey, Inc.	300	3,024
#	American Capital, Ltd.	2,100	6,489
	American Express Co.	1,700	42,874
	Ameriprise Financial, Inc.	800	21,080
	Ameris Bancorp	199	1,303
*	Amerisafe, Inc.	400	6,144
	Anchor Bancorp Wisconsin, Inc.	300	489
	AON Corp.	1,700	71,740
*	Argo Group International Holdings, Ltd.	800	22,392
	Arrow Financial Corp.	200	5,296
	Asset Acceptance Capital Corp.	700	5,803
	Associated Banc-Corp.	1,200	18,564
	Assurant, Inc.	400	9,776
#	ASTA Funding, Inc.	200	576
	Astoria Financial Corp.	900	7,434
	BancFirst Corp.	200	8,540
	BancorpSouth, Inc.	1,200	27,900
	BancTrust Financial Group, Inc.	400	2,632
	Bank Mutual Corp.	1,300	13,351
	Bank of America Corp.	25,851	230,849
*	Bank of Florida Corp.	100	320
	Bank of Granite Corp.	400	840
#	Bank of Hawaii Corp.	400	14,056
	Bank of New York Mellon Corp.	10,800	275,184
#	Bank of the Ozarks, Inc.	200	4,966
	BankFinancial Corp.	500	5,350
#	Banner Corp.	400	1,856
#	BB&T Corp.	3,100	72,354
	Berkshire Hills Bancorp, Inc.	200	4,512
	BGC Partners, Inc. Class A	600	1,554
#	BlackRock, Inc.	200	29,304
#	BOK Financial Corp.	600	22,596
#	Boston Private Financial Holdings, Inc.	1,800	8,298
	Brookline Bancorp, Inc.	1,400	13,888
	Brown & Brown, Inc.	700	13,622
	Capital One Financial Corp.	3,600	60,264
	Capital Southwest Corp.	100	7,776
#	Capitol Bancorp, Ltd.	400	1,464
#	Capitol Federal Financial	700	27,272
	Cardinal Financial Corp.	500	3,925
	Cash America International, Inc.	300	6,708

10

#	Cathay General Bancorp	1,200	13,464
	Center Bancorp, Inc.	3	22
	Center Financial Corp.	400	1,016
	Central Pacific Financial Corp.	700	4,102
	Chemical Financial Corp.	400	8,540
	Chubb Corp.	3,300	128,535
	Cincinnati Financial Corp.	2,000	47,900
	CIT Group, Inc.	1,000	2,220
#	Citigroup, Inc.	14,700	44,835
	City Holding Co.	400	11,796
#	City National Corp.	1,400	51,240
	Clifton Savings Bancorp, Inc.	600	6,588
	CME Group, Inc.	200	44,270
	CNA Financial Corp.	2,700	32,319
*	CNA Surety Corp.	800	15,400
	CoBiz Financial, Inc.	400	2,348
	Columbia Banking System, Inc.	400	3,960
	Comerica, Inc.	400	8,392
	Commerce Bancshares, Inc.	1,302	43,096
	Community Bank System, Inc.	400	6,580
	Community Trust Bancorp, Inc.	300	9,078
	Compass Diversified Holdings	800	7,152
* #	CompuCredit Corp.	400	1,280
*	Conseco, Inc.	3,200	5,120
	Consolidated-Tokoma Land Co.	100	3,479
#	Corus Bankshares, Inc.	700	147
*	Cowen Group, Inc.	400	2,308
#	Cullen Frost Bankers, Inc.	1,000	47,090
#	CVB Financial Corp.	1,000	6,010
	Delphi Financial Group, Inc. Class A	800	13,816
	Dime Community Bancshares	800	6,672
	Discover Financial Services	9,000	73,170
*	Dollar Financial Corp.	600	6,060
	Donegal Group, Inc. Class A	600	8,784
* #	E*TRADE Financial Corp.	7,800	11,154
	East West Bancorp, Inc.	1,180	8,059
#	Eaton Vance Corp.	200	5,474
	Employers Holdings, Inc.	100	834
*	Encore Capital Group, Inc.	600	5,244
	Endurance Specialty Holdings, Ltd.	300	7,848
	Enterprise Financial Services Corp.	300	2,955
	Erie Indemnity Co.	600	21,192
	Evercore Partners, Inc. Class A	200	3,776
#	F.N.B. Corp.	2,404	18,078
	FBL Financial Group, Inc. Class A	700	4,025
#	Federated Investors, Inc.	200	4,576
	Fidelity National Financial, Inc.	5,300	96,089
	Fifth Third Bancorp	2,500	10,250
#	Financial Federal Corp.	300	7,383
*	First Acceptance Corp.	900	2,295
	First American Corp.	2,300	64,584
	First Bancorp	400	4,868
#	First Busey Corp.	300	2,349
*	First Cash Financial Services, Inc.	600	9,864
#	First Commonwealth Financial Corp.	1,200	10,404

11

	First Community Bancshares, Inc.	200	2,890
	First Financial Bancorp	600	6,474
	First Financial Bankshares, Inc.	200	9,856
	First Financial Corp.	500	18,550
	First Financial Holdings, Inc.	300	2,700
	First Horizon National Corp.	2,772	31,906
*	First Mercury Financial Corp.	400	5,288
	First Midwest Bancorp, Inc.	500	4,430
	First Niagara Financial Group, Inc.	1,400	18,956
	First Place Financial Corp.	300	1,704
	First Security Group, Inc.	200	772
	First South Bancorp, Inc.	100	1,156
	First State Bancorporation	300	648
	FirstMerit Corp.	1,100	21,351
	Flushing Financial Corp.	500	4,605
	Forest City Enterprises, Inc. Class A	500	4,215
	Franklin Resources, Inc.	400	24,192
#	Frontier Financial Corp.	800	1,136
	Fulton Financial Corp.	2,000	13,220
	Gallagher (Arthur J.) & Co.	500	11,240
#	GAMCO Investors, Inc.	100	5,015
	Genworth Financial, Inc.	4,400	10,384
	GFI Group, Inc.	3,900	15,912
#	Glacier Bancorp, Inc.	1,100	16,852
	Goldman Sachs Group, Inc.	3,300	424,050
	Great Southern Bancorp, Inc.	200	3,298
	Greene Bancshares, Inc.	302	2,567
	Grubb & Ellis Co.	500	465
*	Guaranty Bancorp	1,300	2,886
*	Hallmark Financial Services, Inc.	400	2,688
	Hancock Holding Co.	600	22,722
	Hanmi Financial Corp.	1,100	1,705
	Hanover Insurance Group, Inc.	1,300	38,974
	Harleysville Group, Inc.	500	14,460
	Harleysville National Corp.	600	5,262
*	Harris & Harris Group, Inc.	600	2,904
	Hartford Financial Services Group, Inc.	1,400	16,058
	HCC Insurance Holdings, Inc.	2,500	59,800
	Heartland Financial USA, Inc.	384	5,676
	Heritage Commerce Corp.	200	1,616
	Home Bancshares, Inc.	500	11,025
	Home Federal Bancorp, Inc.	454	4,581
	Hudson City Bancorp, Inc.	3,000	37,680
	Huntington Bancshares, Inc.	1,500	4,185
	IBERIABANK Corp.	300	13,704
	Independence Holding Co.	300	1,551
	Independent Bank Corp. (453836108)	200	3,992
#	Independent Bank Corp. (453838104)	400	720
	Integra Bank Corp.	800	1,728
#	International Bancshares Corp.	1,400	18,914
	Intervest Bancshares Corp.	200	786
*	Investment Technology Group, Inc.	500	11,390
*	Investors Bancorp, Inc.	1,500	13,740
#	Janus Capital Group, Inc.	1,100	11,033
	Jefferies Group, Inc.	4,600	90,022

12

#	Jones Lang LaSalle, Inc.	500	16,135
	JPMorgan Chase & Co.	11,608	383,064
	Kearny Financial Corp.	1,083	12,075
#	KeyCorp	3,000	18,450
	K-Fed Bancorp	400	3,100
	Lakeland Bancorp, Inc.	500	4,255
	Lakeland Financial Corp.	300	5,631
	Legg Mason, Inc.	1,400	28,098
*	Leucadia National Corp.	1,200	25,476
	Lincoln National Corp.	1,200	13,488
*	Liquidity Services, Inc.	700	5,271
	M&T Bank Corp.	1,200	62,940
	MainSource Financial Group, Inc.	500	4,330
*	MarketAxess Holdings, Inc.	400	3,836
	Marsh & McLennan Cos., Inc.	2,500	52,725
#	MasterCard, Inc. Class A	100	18,345
	MB Financial, Inc.	900	12,267
* #	MBIA, Inc.	6,900	32,637
	Meadowbrook Insurance Group, Inc.	897	5,337
	Mercury General Corp.	600	20,268
	MetLife, Inc.	3,005	89,399
#	Midwest Banc Holdings, Inc.	1,100	1,782
	Morgan Stanley	5,300	125,292
	Nara Bancorp, Inc.	600	2,226
	National Interstate Corp.	400	6,460
#	National Penn Bancshares, Inc.	2,200	17,798
*	Navigators Group, Inc.	200	9,076
	NBT Bancorp, Inc.	800	18,944
	Nelnet, Inc. Class A	1,000	6,030
	New Westfield Financial, Inc.	700	6,538
#	New York Community Bancorp, Inc.	4,500	50,895
	NewAlliance Bancshares, Inc.	3,000	38,730
*	NewStar Financial, Inc.	1,200	2,724
	Northeast Community Bancorp, Inc.	100	750
	Northern Trust Corp.	439	23,864
	Northwest Bancorp, Inc.	1,200	21,096
	NYSE Euronext, Inc.	3,300	76,461
	Odyssey Re Holdings Corp.	1,000	38,290
	Old National Bancorp	1,100	14,993
	Old Republic International Corp.	5,800	54,346
#	Old Second Bancorp, Inc.	300	1,620
	optionsXpress Holding, Inc.	300	4,938
*	Oritani Financial Corp.	600	8,514
	Pacific Capital Bancorp	400	2,776
#	PacWest Bancorp	400	5,828
#	Park National Corp.	200	13,390
*	Penson Worldwide, Inc.	600	6,084
	Peoples Bancorp, Inc.	200	3,314
	People’s United Financial, Inc.	1,000	15,620
*	PHH Corp.	1,700	28,526
*	PICO Holdings, Inc.	300	9,000
* #	Pinnacle Financial Partners, Inc.	400	7,136
	PNC Financial Services Group, Inc.	800	31,760
* #	Portfolio Recovery Associates, Inc.	400	13,988
	Principal Financial Group, Inc.	1,100	17,974

13

#	PrivateBancorp, Inc.	300	6,075
*	ProAssurance Corp.	900	39,546
*	Progressive Corp.	1,500	22,920
	Prosperity Bancshares, Inc.	1,200	33,324
	Protective Life Corp.	1,000	8,570
#	Provident Bankshares Corp.	400	3,516
	Provident Financial Services, Inc.	400	4,268
	Provident New York Bancorp	600	5,082
	Prudential Financial, Inc.	1,500	43,320
#	Raymond James Financial, Inc.	700	10,983
	Regions Financial Corp.	14,000	62,860
	Reinsurance Group of America, Inc.	1,373	43,648
	Renasant Corp.	500	7,050
	RLI Corp.	300	14,409
	Rockville Financial, Inc.	100	941
	Roma Financial Corp.	500	6,505
	Rome Bancorp, Inc.	100	900
#	S&T Bancorp, Inc.	500	8,935
	S.Y. Bancorp, Inc.	200	5,044
	Safety Insurance Group, Inc.	500	16,525
	Sanders Morris Harris Group, Inc.	500	2,260
	Sandy Spring Bancorp, Inc.	200	3,250
	SCBT Financial Corp.	200	4,614
*	Seabright Insurance Holdings	600	5,568
#	Seacoast Banking Corp. of Florida	300	1,266
	SEI Investments Co.	300	4,209
	Selective Insurance Group, Inc.	1,342	19,808
#	Sierra Bancorp	200	2,402
*	Signature Bank	700	19,033
	Simmons First National Corp. Class A	300	7,779
* #	SLM Corp.	3,300	15,939
	Smithtown Bancorp, Inc.	100	1,340
#	South Financial Group, Inc.	2,000	3,320
	Southside Bancshares, Inc.	315	6,709
	Southwest Bancorp, Inc.	300	2,055
#	StanCorp Financial Group, Inc.	500	13,715
	State Auto Financial Corp.	600	9,738
	State Bancorp, Inc.	300	2,472
	State Street Corp.	4,000	136,520
	StellarOne Corp.	573	7,375
	Sterling Bancorp	400	4,576
	Sterling Bancshares, Inc.	1,800	11,970
#	Sterling Financial Corp.	700	2,233
	Stewart Information Services Corp.	300	6,783
*	Stifel Financial Corp.	450	22,154
	Suffolk Bancorp	200	5,120
*	Sun Bancorp, Inc.	992	6,529
#	SunTrust Banks, Inc.	1,000	14,440
#	Susquehanna Bancshares, Inc.	2,400	19,344
* #	SVB Financial Group	500	10,380
	SWS Group, Inc.	700	8,953
	Synovus Financial Corp.	3,100	10,013
#	T. Rowe Price Group, Inc.	500	19,260
	Taylor Capital Group, Inc.	200	850
#	TCF Financial Corp.	2,600	36,166

14

*	TD Ameritrade Holding Corp.	1,400	22,274
*	Tejon Ranch Co.	300	6,960
	Temecula Valley Bancorp, Inc.	300	162
# ●	Teton Advisors, Inc.	1	—
*	Texas Capital Bancshares, Inc.	800	11,200
	The Charles Schwab Corp.	2,128	39,325
#	The Colonial BancGroup, Inc.	1,800	1,368
*	The NASDAQ OMX Group, Inc.	1,400	26,922
* #	The St. Joe Co.	1,900	47,272
	The Travelers Companies, Inc.	3,000	123,420
*	Thomas Weisel Partners Group, Inc.	700	3,164
	Tompkins Financial Corp.	200	8,430
#	Torchmark Corp.	500	14,665
	Tower Group, Inc.	500	13,595
	TowneBank	600	10,338
*	Tradestation Group, Inc.	1,100	8,921
	Transatlantic Holdings, Inc.	600	22,758
*	Tree.com, Inc.	73	469
	TrustCo Bank Corp.	1,200	7,200
#	Trustmark Corp.	1,400	30,436
	U.S. Bancorp	4,000	72,880
#	UCBH Holdings, Inc.	2,800	3,584
	UMB Financial Corp.	800	36,616
	Umpqua Holdings Corp.	1,600	15,344
	Union Bankshares Corp.	300	5,127
#	United Bankshares, Inc.	600	15,564
#	United Community Banks, Inc.	1,122	7,237
	United Financial Bancorp, Inc.	416	5,520
	United Fire & Casualty Co.	500	9,335
#	United Security Bancshares	306	2,215
	Unitrin, Inc.	1,500	25,500
*	Universal American Corp.	1,900	19,627
	Univest Corp. of Pennsylvania	300	6,261
	Unum Group	2,700	44,118
#	Valley National Bancorp	2,110	30,532
	ViewPoint Financial Group	600	9,336
*	Virginia Commerce Bancorp, Inc.	440	1,408
	W. R. Berkley Corp.	1,400	33,474
	Waddell & Reed Financial, Inc.	300	6,723
*	Walter Investment Management Corp.	116	928
	Washington Federal, Inc.	1,000	12,980
	Washington Trust Bancorp, Inc.	400	7,300
*	Waterstone Financial, Inc.	400	1,140
#	Webster Financial Corp.	1,400	7,322
#	Wells Fargo & Co.	16,574	331,646
	Wesbanco, Inc.	600	11,934
	West Bancorporation	300	2,640
#	West Coast Bancorp	200	564
#	Westamerica Bancorporation	300	16,089
*	Western Alliance Bancorp	900	5,859
	White Mountains Insurance Group, Ltd.	100	19,132
	Whitney Holding Corp.	700	8,372
	Wilmington Trust Corp.	1,400	20,314
	Wilshire Bancorp, Inc.	700	2,828
	Wintrust Financial Corp.	200	3,400

15

* #	World Acceptance Corp.	200	5,936
	Yadkin Valley Financial Corp.	200	1,640
	Zenith National Insurance Corp.	1,000	22,790
	Zions Bancorporation	2,100	22,953
Total Financials			6,834,310

Health Care — (3.4%)
*	Abaxis, Inc.	500	7,560
*	ABIOMED, Inc.	300	2,001
*	Accelrys, Inc.	700	3,150
* #	Accuray, Inc.	1,400	8,470
*	Affymetrix, Inc.	800	3,752
* #	Align Technology, Inc.	1,400	17,374
	Allscripts-Misys Healthcare Solutions, Inc.	500	6,210
*	American Dental Partners, Inc.	300	2,084
	AmerisourceBergen Corp.	700	23,548
*	AMN Healthcare Services, Inc.	800	5,512
	Analogic Corp.	400	14,560
*	AngioDynamics, Inc.	600	7,602
* #	ArthroCare Corp.	300	2,415
*	Aspect Medical Systems, Inc.	400	2,024
*	ATS Medical, Inc.	1,700	4,539
	Bard (C.R.), Inc.	200	14,326
	Beckman Coulter, Inc.	500	26,280
	Becton Dickinson & Co.	400	24,192
*	Boston Scientific Corp.	1,000	8,410
*	Bruker BioSciences Corp.	1,000	6,580
	Cambrex Corp.	700	1,631
*	Candela Corp.	200	186
*	Cantel Medical Corp.	600	8,478
	Cardinal Health, Inc.	3,300	111,507
*	Celera Corp.	1,200	9,708
* #	Cepheid, Inc.	300	2,910
* #	Cerner Corp.	200	10,760
* #	Charles River Laboratories International, Inc.	800	22,120
*	CONMED Corp.	400	5,328
*	Corvel Corp.	300	6,750
*	Cross Country Healthcare, Inc.	400	3,524
*	CryoLife, Inc.	250	1,358
*	Cutera, Inc.	200	1,256
*	Cynosure, Inc. Class A	200	1,224
	DENTSPLY International, Inc.	200	5,724
*	Dionex Corp.	200	12,600
*	Edwards Lifesciences Corp.	200	12,676
*	Endologix, Inc.	1,300	3,068
*	eResearch Technology, Inc.	200	1,014
*	ev3, Inc.	1,100	9,196
*	Exactech, Inc.	300	3,975
*	Express Scripts, Inc.	300	19,191
*	Genomic Health, Inc.	300	6,750
*	Gen-Probe, Inc.	200	9,632
*	Greatbatch, Inc.	600	12,624
*	Haemonetics Corp.	300	15,489
*	Henry Schein, Inc.	400	16,416
	Hill-Rom Holdings, Inc.	1,424	18,484

16

*	HLTH Corp.	15	165
*	HMS Holdings Corp.	300	8,994
*	Home Diagnostics, Inc.	400	2,376
*	ICU Medical, Inc.	200	7,520
* #	IDEXX Laboratories, Inc.	300	11,790
*	Illumina, Inc.	300	11,205
*	Immucor, Inc.	200	3,258
	IMS Health, Inc.	300	3,768
*	Integra LifeSciences Holdings Corp.	500	12,910
#	Invacare Corp.	800	12,312
*	InVentiv Health, Inc.	400	4,436
*	IRIS International, Inc.	300	3,351
*	Kendle International, Inc.	200	1,780
*	Kensey Nash Corp.	300	6,282
*	Kinetic Concepts, Inc.	2,000	49,520
*	Life Technologies Corp.	1,032	38,494
#	Martek Biosciences Corp.	900	16,398
	McKesson Corp.	500	18,500
*	Medco Health Solutions, Inc.	900	39,195
*	MEDTOX Scientific, Inc.	200	1,622
	Medtronic, Inc.	800	25,600
	Meridian Bioscience, Inc.	500	8,690
*	Merit Medical Systems, Inc.	400	6,204
*	Millipore Corp.	100	5,910
*	MWI Veterinary Supply, Inc.	300	9,324
*	Natus Medical, Inc.	700	6,146
*	Nutraceutical International Corp.	100	822
* #	NuVasive, Inc.	200	7,580
*	NxStage Medical, Inc.	1,100	2,464
*	Odyssey Healthcare, Inc.	900	9,324
	Omnicare, Inc.	2,500	64,275
*	Omnicell, Inc.	800	7,040
*	OraSure Technologies, Inc.	500	1,810
*	Palomar Medical Technologies, Inc.	400	3,444
*	Parexel International Corp.	600	5,946
*	Patterson Companies, Inc.	200	4,092
*	PDI, Inc.	300	963
	PerkinElmer, Inc.	3,300	48,081
	Pharmaceutical Products Development Service, Inc.	200	3,922
*	Phase Forward, Inc.	800	11,408
*	Providence Service Corp.	200	1,964
*	PSS World Medical, Inc.	800	11,616
	Quest Diagnostics, Inc.	100	5,133
* #	Quidel Corp.	300	3,492
*	Regeneration Technologies, Inc.	500	1,770
*	RehabCare Group, Inc.	500	8,350
* #	ResMed, Inc.	100	3,845
* #	Sequenom, Inc.	622	2,252
*	Sirona Dental Systems, Inc.	500	8,180
*	Somanetics Corp.	300	4,863
*	SonoSite, Inc.	400	7,216
*	Spectranetics Corp.	400	1,560
*	St. Jude Medical, Inc.	600	20,112
	Steris Corp.	900	21,690
	Stryker Corp.	300	11,613

17

* #	SurModics, Inc.	200	4,340
*	Symmetry Medical, Inc.	800	5,808
	Techne Corp.	200	11,444
*	Thermo Fisher Scientific, Inc.	3,186	111,765
*	Thoratec Corp.	600	17,436
*	Varian Medical Systems, Inc.	500	16,685
*	Varian, Inc.	300	9,906
*	Vital Images, Inc.	400	4,052
*	VNUS Medical Technologies, Inc.	300	6,645
* #	Waters Corp.	400	17,668
	West Pharmaceutical Services, Inc.	600	19,590
*	Wright Medical Group, Inc.	400	5,500
	Young Innovations, Inc.	200	3,100
*	Zimmer Holdings, Inc.	400	17,596
Total Health Care			1,376,280

Industrials — (10.5%)
*	3D Systems Corp.	395	2,769
	3M Co.	1,100	63,360
	A.O. Smith Corp.	200	6,218
	AAON, Inc.	300	5,844
	Actuant Corp.	1,500	18,390
* #	AGCO Corp.	800	19,440
	Aircastle, Ltd.	2,200	14,520
* #	AirTran Holdings, Inc.	2,700	18,765
	Alamo Group, Inc.	100	1,126
*	Alaska Air Group, Inc.	700	11,746
	Albany International Corp. Class A	400	3,712
	Alexander & Baldwin, Inc.	1,000	26,640
*	Amerco, Inc.	300	9,735
#	American Ecology Corp.	100	1,652
*	American Reprographics Co.	600	3,870
	American Science & Engineering, Inc.	200	12,052
* #	American Superconductor Corp.	900	23,130
#	Ameron International Corp.	200	11,834
	Ametek, Inc.	200	6,442
	Ampco-Pittsburgh Corp.	200	4,872
	Apogee Enterprises, Inc.	300	4,020
	Applied Industrial Technologies, Inc.	1,100	24,750
*	Argan, Inc.	300	3,993
	Arkansas Best Corp.	600	13,848
* #	Astec Industries, Inc.	200	6,164
*	Atlas Air Worldwide Holding, Inc.	200	5,310
	Avery Dennison Corp.	1,000	28,740
*	Avis Budget Group, Inc.	700	1,463
*	AZZ, Inc.	200	6,186
	B.F. Goodrich Co.	200	8,856
	Badger Meter, Inc.	300	11,688
*	Baker (Michael) Corp.	200	6,720
	Baldor Electric Co.	600	13,920
	Barnes Group, Inc.	600	8,496
	Barrett Business Services, Inc.	200	2,000
* #	BE Aerospace, Inc.	800	8,632
*	Beacon Roofing Supply, Inc.	1,200	19,080
	Belden, Inc.	1,000	16,120

18

*	Blount International, Inc.	500	3,200
*	BlueLinx Holdings, Inc.	700	2,191
	Brady Co. Class A	1,400	29,498
#	Briggs & Stratton Corp.	1,400	20,832
	Burlington Northern Santa Fe Corp.	3,350	226,058
	C.H. Robinson Worldwide, Inc.	300	15,948
	Carlisle Companies, Inc.	600	13,650
	Cascade Corp.	200	4,834
*	CBIZ, Inc.	900	7,074
	CDI Corp.	300	3,585
*	Celadon Group, Inc.	600	4,104
	Cintas Corp.	800	20,528
	CIRCOR International, Inc.	300	7,719
	CLAROC, Inc.	400	12,432
*	Clean Harbors, Inc.	200	10,020
*	Columbus McKinnon Corp.	300	3,888
	Comfort Systems USA, Inc.	1,000	10,790
*	COMSYS IT Partners, Inc.	300	1,584
* #	Continental Airlines, Inc.	900	9,468
#	Con-way, Inc.	1,072	26,564
#	Cooper Industries, Ltd.	2,200	72,138
*	Copart, Inc.	150	4,709
*	Cornell Companies, Inc.	300	5,454
	Corporate Executive Board Co.	200	3,456
* #	Corrections Corp. of America	1,100	15,543
* #	CoStar Group, Inc.	300	11,115
*	Covanta Holding Corp.	1,400	19,754
*	CRA International, Inc.	200	4,668
	Crane Co.	800	18,472
	CSX Corp.	2,800	82,852
	Cummins, Inc.	400	13,600
	Danaher Corp.	800	46,752
	Deere & Co.	400	16,504
#	Donaldson Co., Inc.	200	6,598
	Dover Corp.	1,200	36,936
*	DXP Enterprises, Inc.	300	3,984
	Dynamic Materials Corp.	200	3,208
	Eaton Corp.	200	8,760
	Electro Rent Corp.	600	5,742
*	EMCOR Group, Inc.	1,100	22,869
	Emerson Electric Co.	1,500	51,060
#	Encore Wire Corp.	300	6,552
* #	Energy Conversion Devices, Inc.	600	11,028
*	EnerSys	600	10,230
	Ennis, Inc.	600	5,400
*	EnPro Industries, Inc.	300	4,788
	Equifax, Inc.	500	14,580
* #	Evergreen Solar, Inc.	1,100	2,673
*	Exide Technologies	800	4,344
#	Expeditors International of Washington, Inc.	300	10,413
*	Exponent, Inc.	200	5,580
#	Fastenal Co.	200	7,672
	Federal Signal Corp.	400	3,108
	FedEx Corp.	2,988	167,208
* #	First Solar, Inc.	100	18,729

19

*	Flanders Corp.	700	3,717
	Forward Air Corp.	200	3,334
	Franklin Electric Co., Inc.	200	4,738
*	FTI Consulting, Inc.	1,000	54,880
* #	FuelCell Energy, Inc.	500	1,590
*	Furmanite Corp.	600	2,376
	G & K Services, Inc. Class A	300	7,491
*	Gardner Denver Machinery, Inc.	1,000	26,620
	GATX Corp.	1,000	30,110
	General Electric Co.	17,200	217,580
*	Genesee & Wyoming, Inc.	300	9,000
*	GP Strategies Corp.	300	1,200
#	Graco, Inc.	200	4,718
	Granite Construction, Inc.	400	15,780
	Great Lakes Dredge & Dock Corp.	1,400	5,544
	Greenbrier Companies, Inc.	200	1,702
	Hardinge, Inc.	200	960
	Harsco Corp.	400	11,020
*	Hawaiian Holdings, Inc.	1,200	5,988
	Healthcare Services Group, Inc.	400	7,152
	Heartland Express, Inc.	900	13,455
	HEICO Corp. Class A	500	12,475
* #	Hertz Global Holdings, Inc.	600	4,080
*	Hexcel Corp.	300	2,877
*	Hill International, Inc.	600	2,424
#	HNI Corp.	800	12,400
	Honeywell International, Inc.	500	15,605
	Horizon Lines, Inc. Class A	300	1,596
*	Hub Group, Inc. Class A	300	6,900
	Hubbell, Inc. Class B	1,000	33,200
*	Hurco Companies, Inc.	100	1,533
*	Huron Consulting Group, Inc.	200	9,590
*	ICF International, Inc.	300	8,253
	Illinois Tool Works, Inc.	900	29,520
	Ingersoll-Rand Co., Ltd. Class A	69	1,502
	Insteel Industries, Inc.	400	2,980
*	Integrated Electrical Services, Inc.	200	1,922
*	Interline Brands, Inc.	800	10,368
*	Intersections, Inc.	500	1,645
	J.B. Hunt Transport Services, Inc.	400	11,248
* #	JetBlue Airways Corp.	1,600	7,888
	Joy Global, Inc.	200	5,100
*	Kadant, Inc.	300	3,702
	Kaman Corp. Class A	300	5,073
* #	Kansas City Southern	900	13,725
	Kaydon Corp.	500	15,980
	Kelly Services, Inc. Class A	400	4,544
*	Kenexa Corp.	300	1,968
	Kennametal, Inc.	2,300	47,035
*	Key Technology, Inc.	200	2,108
*	Kforce, Inc.	900	9,819
*	Kirby Corp.	1,100	33,946
#	Knight Transportation, Inc.	1,800	31,824
*	Korn/Ferry International	1,100	11,649
#	Landstar System, Inc.	200	7,122

20

*	Layne Christensen Co.	200	4,332
	Lennox International, Inc.	500	15,945
	Lincoln Electric Holdings, Inc.	400	17,812
#	Lindsay Corp.	100	3,891
*	Mac-Gray Corp.	300	2,070
*	Marten Transport, Ltd.	700	14,518
	Masco Corp.	2,100	18,606
	McGrath Rentcorp	300	6,342
*	Middleby Corp.	219	9,586
	Mine Safety Appliances Co.	1,000	24,650
*	Mobile Mini, Inc.	900	12,330
*	Monster Worldwide, Inc.	3,300	45,540
	MSC Industrial Direct Co., Inc. Class A	200	8,170
	Mueller Water Products, Inc.	2,800	11,732
	Multi-Color Corp.	100	1,187
	NACCO Industries, Inc. Class A	100	3,825
*	Navigant Consulting, Inc.	800	11,768
* #	NCI Building Systems, Inc.	400	1,580
	Norfolk Southern Corp.	3,500	124,880
*	Owens Corning, Inc.	400	7,160
*	P.A.M. Transportation Services, Inc.	300	1,596
#	Paccar, Inc.	500	17,720
	Parker Hannifin Corp.	800	36,280
*	Park-Ohio Holdings Corp.	200	930
	Pentair, Inc.	900	23,976
*	Perini Corp.	1,500	25,950
	Pitney Bowes, Inc.	400	9,816
*	Power-One, Inc.	1,200	1,452
	Precision Castparts Corp.	200	14,972
*	Quality Distribution, Inc.	289	575
	Quanex Building Products Corp.	500	5,125
*	Quanta Services, Inc.	2,200	50,006
	Quixote Corp.	300	855
	R. R. Donnelley & Sons Co.	3,000	34,950
	Raven Industries, Inc.	200	4,780
*	RBC Bearings, Inc.	500	9,250
#	Regal-Beloit Corp.	300	12,189
	Republic Services, Inc.	1,860	39,060
*	Resources Connection, Inc.	1,100	21,505
	Robbins & Myers, Inc.	900	17,055
#	Rockwell Automation, Inc.	300	9,477
	Rollins, Inc.	600	10,800
	Roper Industries, Inc.	500	22,795
*	Rush Enterprises, Inc. Class A	600	7,896
	Ryder System, Inc.	1,600	44,304
	Schawk, Inc.	200	1,438
*	Shaw Group, Inc.	200	6,706
	Simpson Manufacturing Co., Inc.	700	15,582
	SkyWest, Inc.	1,600	19,264
	Southwest Airlines Co.	11,400	79,572
	SPX Corp.	300	13,851
	Standard Register Co.	400	2,088
	Standex International Corp.	300	4,161
	Steelcase, Inc. Class A	2,100	9,513
*	Stericycle, Inc.	200	9,416

21

#	Sun Hydraulics, Inc.	200	3,620
	Sypris Solutions, Inc.	600	456
	TAL International Group, Inc.	600	5,748
*	Team, Inc.	200	2,874
	Tecumseh Products Co. Class A	200	2,042
	Teleflex, Inc.	1,100	47,278
*	TeleTech Holdings, Inc.	900	11,943
	Tennant Co.	200	2,974
*	Terex Corp.	200	2,760
*	Tetra Tech, Inc.	500	12,280
*	The Advisory Board Co.	100	1,864
	The Brink’s Co.	1,200	34,020
	The Dun & Bradstreet Corp.	100	8,140
*	The GEO Group, Inc.	800	13,304
	The Gorman-Rupp Co.	350	7,455
*	Thomas & Betts Corp.	1,600	49,792
	Timken Co.	1,397	22,464
	Titan International, Inc.	375	2,269
	Toro Co.	200	6,076
* #	Trex Co., Inc.	400	4,380
#	Trinity Industries, Inc.	2,000	29,220
*	TrueBlue, Inc.	500	4,855
	Twin Disc, Inc.	400	2,728
*	UAL Corp.	1,400	6,888
*	Ultralife Corp.	400	2,860
	Union Pacific Corp.	4,994	245,405
	United Parcel Service, Inc.	1,200	62,808
*	United Stationers, Inc.	600	19,638
	United Technologies Corp.	1,077	52,601
	Universal Forest Products, Inc.	400	13,424
*	URS Corp.	1,600	70,496
*	USA Truck, Inc.	100	1,406
	Viad Corp.	500	9,540
	Vicor Corp.	500	2,685
*	Volt Information Sciences, Inc.	300	2,154
#	W.W. Grainger, Inc.	100	8,388
	Wabtec Corp.	400	15,256
	Walter Energy, Inc.	300	6,840
*	Waste Connections, Inc.	800	20,624
#	Waste Management, Inc.	940	25,070
	Watsco, Inc. Class A	200	8,590
	Watson Wyatt Worldwide, Inc.	400	21,220
	Watts Water Technologies, Inc.	300	6,678
	Werner Enterprises, Inc.	1,000	16,350
*	WESCO International, Inc.	500	13,000
	Woodward Governor Co.	400	7,984
Total Industrials			4,266,381

Information Technology — (13.5%)
*	3Com Corp.	11,400	46,170
*	Activision Blizzard, Inc.	12,400	133,548
*	Actuate Corp.	800	2,960
*	Adaptec, Inc.	3,400	9,724
* #	ADC Telecommunications, Inc.	1,400	10,304
*	Adobe Systems, Inc.	800	21,880

22

	Adtran, Inc.	1,300	27,495
*	Advanced Analogic Technologies, Inc.	500	2,400
*	Advanced Micro Devices, Inc.	6,500	23,465
*	Advent Software, Inc.	200	6,648
*	Affiliated Computer Services, Inc. Class A	1,100	53,218
*	Agilent Technologies, Inc.	700	12,782
	Agilysys, Inc.	300	1,809
#	Altera Corp.	400	6,524
*	Amdocs, Ltd.	1,400	29,302
	American Software, Inc. Class A	250	1,388
* #	Amkor Technology, Inc.	900	3,879
	Amphenol Corp.	300	10,152
*	Anadigics, Inc.	600	1,812
	Analog Devices, Inc.	500	10,640
*	Anixter International, Inc.	500	19,890
* #	Ansys, Inc.	200	5,524
*	Apple, Inc.	1,100	138,413
	Applied Materials, Inc.	2,600	31,746
*	Applied Micro Circuits Corp.	1,800	9,810
*	Ariba, Inc.	900	8,649
*	Arris Group, Inc.	3,400	36,278
*	Arrow Electronics, Inc.	2,900	65,946
*	Aspen Technology, Inc.	600	4,656
* #	Atheros Communications	300	5,166
	Atlantic Tele-Network, Inc.	300	6,624
*	Atmel Corp.	4,400	16,896
*	ATMI, Inc.	500	7,895
*	Autodesk, Inc.	400	7,976
#	Automatic Data Processing, Inc.	900	31,680
*	Avid Technology, Inc.	1,000	11,070
*	Avnet, Inc.	1,500	32,835
*	Avocent Corp.	700	10,108
	AVX Corp.	4,800	48,048
* #	Bankrate, Inc.	200	5,000
	Bel Fuse, Inc. Class B	200	3,236
*	Bell Microproducts, Inc.	800	632
*	Benchmark Electronics, Inc.	1,200	14,556
	Black Box Corp.	300	8,211
*	Blackboard, Inc.	300	10,209
*	BMC Software, Inc.	300	10,401
*	Bottomline Technologies, Inc.	700	5,495
*	Brightpoint, Inc.	400	2,084
*	Broadcom Corp.	500	11,595
*	Brocade Communications Systems, Inc.	9,300	53,754
	CA, Inc.	1,000	17,250
*	Cabot Microelectronics Corp.	200	5,762
*	Cadence Design Systems, Inc.	1,400	7,812
*	Callidus Software, Inc.	600	1,938
	Cass Information Systems, Inc.	200	6,746
*	Cavium Networks, Inc.	500	6,290
*	Checkpoint Systems, Inc.	1,000	12,150
*	Chordiant Software, Inc.	400	1,280
* #	Ciena Corp.	1,000	11,950
*	Cirrus Logic, Inc.	800	3,720
*	Cisco Sytems, Inc.	8,700	168,084

23

*	Citrix Systems, Inc.	300	8,559
	Cognex Corp.	400	5,628
*	Cognizant Technology Solutions Corp.	400	9,916
*	Coherent, Inc.	600	11,400
	Cohu, Inc.	500	4,880
* #	CommScope, Inc.	1,000	25,100
	Communications Systems, Inc.	200	1,672
*	Computer Sciences Corp.	1,900	70,224
*	Compuware Corp.	2,600	19,448
*	Concur Technologies, Inc.	200	5,414
*	Convergys Corp.	2,600	26,286
	Corning, Inc.	1,500	21,930
*	Cree, Inc.	2,400	65,736
*	CSG Systems International, Inc.	400	5,800
*	CyberSource Corp.	1,100	16,071
*	Cymer, Inc.	300	8,523
*	Cypress Semiconductor Corp.	1,500	11,895
#	Daktronics, Inc.	200	1,808
*	DDi Corp.	500	1,700
*	DealerTrack Holdings, Inc.	200	3,036
*	Dell, Inc.	2,300	26,726
	Diebold, Inc.	600	15,858
*	Digi International, Inc.	700	5,089
*	Digital River, Inc.	400	15,368
* #	Diodes, Inc.	400	5,952
*	Dolby Laboratories, Inc.	150	6,020
*	DSP Group, Inc.	700	4,403
*	DST Systems, Inc.	200	7,234
*	DTS, Inc.	400	10,660
*	Dycom Industries, Inc.	900	7,578
* #	EarthLink, Inc.	3,500	26,530
*	eBay, Inc.	1,300	21,411
*	Echelon Corp.	1,000	7,960
*	Echostar Holding Corp.	696	11,011
*	Electronic Arts, Inc.	300	6,105
*	Electronics for Imaging, Inc.	1,100	10,802
*	EMC Corp.	2,100	26,313
*	Emulex Corp.	2,300	24,081
*	Entegris, Inc.	1,700	2,516
*	Epicor Software Corp.	500	2,760
*	EPIQ Systems, Inc.	300	4,641
*	Equinix, Inc.	200	14,046
*	Euronet Worldwide, Inc.	700	11,326
* #	F5 Networks, Inc.	400	10,908
	FactSet Research Systems, Inc.	200	10,718
	Fair Isaac Corp.	300	5,046
*	Fairchild Semiconductor Corp. Class A	1,400	8,624
*	Faro Technologies, Inc.	400	6,064
*	FEI Co.	1,200	20,616
	Fidelity National Information Services, Inc.	1,100	19,635
*	Fiserv, Inc.	1,100	41,052
*	FormFactor, Inc.	400	6,972
*	Forrester Research, Inc.	400	10,164
* #	Gartner Group, Inc.	400	5,404
*	Gerber Scientific, Inc.	400	1,580

24

	Global Payments, Inc.	300	9,618
*	Globecomm Systems, Inc.	500	3,400
*	Google, Inc.	400	158,388
*	GSI Technology, Inc.	600	1,854
*	Hackett Group, Inc.	1,100	2,475
*	Harmonic, Inc.	500	3,665
	Heartland Payment Systems, Inc.	400	3,216
	Hewlett-Packard Co.	5,300	190,694
*	Hittite Microwave Corp.	200	7,432
*	Hughes Communications, Inc.	300	5,751
* #	Hutchinson Technology, Inc.	400	768
*	IAC/InterActiveCorp	1,100	17,622
*	iBasis, Inc.	700	735
	iGATE Corp.	600	2,274
	Imation Corp.	1,000	10,000
*	infoGROUP, Inc.	1,400	5,670
* #	Informatica Corp.	500	7,950
	InfoSpace, Inc.	800	5,304
*	Ingram Micro, Inc.	3,400	49,368
*	Insight Enterprises, Inc.	1,100	6,292
	Integral Systems, Inc.	400	2,652
*	Integrated Device Technology, Inc.	2,400	13,032
*	Integrated Silicon Solution, Inc.	478	1,071
#	Intel Corp.	8,700	137,286
*	Interactive Intelligence, Inc.	300	3,300
*	Internap Network Services Corp.	700	1,946
	International Business Machines Corp.	2,600	268,346
*	International Rectifier Corp.	2,100	35,448
*	Internet Capital Group, Inc.	900	4,887
	Intersil Corp.	1,800	20,880
*	Intevac, Inc.	500	3,445
*	Intuit, Inc.	600	13,878
*	iPass, Inc.	2,400	2,736
*	Iron Mountain, Inc.	900	25,641
* #	Itron, Inc.	800	36,800
*	Ixia	800	4,608
	IXYS Corp.	500	4,770
*	j2 Global Communications, Inc.	300	7,197
	Jabil Circuit, Inc.	2,100	17,010
	Jack Henry & Associates, Inc.	500	9,010
*	JDA Software Group, Inc.	1,000	14,110
*	JDS Uniphase Corp.	3,500	16,135
*	Juniper Networks, Inc.	1,400	30,310
	KLA-Tencor Corp.	1,000	27,740
*	Kopin Corp.	1,400	3,850
*	Kulicke & Soffa Industries, Inc.	600	2,400
*	L-1 Identity Solutions, Inc.	1,000	7,320
*	Lam Research Corp.	900	25,092
*	Lawson Software, Inc.	5,300	28,567
	Lender Processing Services, Inc.	450	12,897
* #	Lexmark International, Inc.	900	17,658
	Linear Technology Corp.	400	8,712
*	Lionbridge Technologies, Inc.	178	240
*	Littlefuse, Inc.	300	4,917
*	LoJack Corp.	300	1,026

25

*	Loral Space & Communications, Inc.	500	11,675
*	LSI Corp.	2,300	8,832
*	Macrovision Solutions Corp.	2,839	57,405
*	Magma Design Automation, Inc.	400	712
*	Manhattan Associates, Inc.	400	6,648
	Marchex, Inc. Class B	500	2,260
*	Mastec, Inc.	600	7,506
*	Mattson Technology, Inc.	700	805
	Maxim Integrated Products, Inc.	500	6,775
	Maximus, Inc.	300	12,099
*	Maxwell Technologies, Inc.	400	4,096
*	McAfee, Inc.	600	22,524
*	MEMC Electronic Materials, Inc.	200	3,240
*	Mentor Graphics Corp.	2,500	16,800
	Methode Electronics, Inc.	1,000	6,020
#	Micrel, Inc.	500	3,750
	Microchip Technology, Inc.	400	9,200
*	Micron Technology, Inc.	9,700	47,336
* #	Micros Systems, Inc.	400	8,392
*	Microsemi Corp.	600	8,052
	Microsoft Corp.	6,000	121,560
*	Microtune, Inc.	700	1,463
*	ModusLink Global Solutions, Inc.	900	3,330
	Molex, Inc. Class A	748	11,437
*	MoneyGram International, Inc.	600	912
*	Monolithic Power Systems, Inc.	200	3,700
	Motorola, Inc.	3,900	21,567
*	MSC.Software Corp.	600	3,684
	MTS Systems Corp.	200	4,226
#	National Instruments Corp.	400	8,816
#	National Semiconductor Corp.	500	6,185
*	NCR Corp.	900	9,135
*	NetApp, Inc.	300	5,490
*	NETGEAR, Inc.	400	6,404
*	NetLogic Microsystems, Inc.	400	13,036
*	NetScout Systems, Inc.	900	8,091
*	Network Equipment Technologies, Inc.	400	1,572
	NIC, Inc.	250	1,350
*	Novatel Wireless, Inc.	300	2,055
*	Novell, Inc.	9,600	36,096
*	Novellus Systems, Inc.	2,000	36,120
*	Nu Horizons Electronics Corp.	400	1,116
*	Nuance Communications, Inc.	1,000	13,350
* #	Nvidia Corp.	400	4,592
*	OmniVision Technologies, Inc.	600	5,706
*	ON Semiconductor Corp.	2,580	13,984
*	Online Resources Corp.	400	1,716
*	Oplink Communications, Inc.	400	4,416
*	OpNext, Inc.	1,600	4,048
	Oracle Corp.	8,800	170,192
*	OSI Systems, Inc.	500	9,375
*	Palm, Inc.	1,400	14,686
*	Parametric Technology Corp.	1,800	20,070
	Paychex, Inc.	700	18,907
*	PC Connection, Inc.	400	1,980

26

	PC-Tel, Inc.	700	3,409
*	PDF Solutions, Inc.	500	895
*	Perficient, Inc.	300	2,091
*	Perot Systems Corp.	3,000	42,180
*	Phoenix Technologies, Ltd.	100	285
	Plantronics, Inc.	1,300	16,562
*	Plexus Corp.	400	8,860
*	PLX Technology, Inc.	500	1,695
*	PMC-Sierra, Inc.	6,100	48,312
* #	Polycom, Inc.	800	14,912
	Power Integrations, Inc.	700	14,910
*	Presstek, Inc.	800	1,544
*	Progress Software Corp.	400	8,476
*	QLogic Corp.	2,700	38,286
	QUALCOMM, Inc.	2,500	105,800
#	Quality Systems, Inc.	300	16,086
*	Quest Software, Inc.	1,500	21,795
*	Rackable Systems, Inc.	700	3,192
*	Radiant Systems, Inc.	500	3,685
*	RadiSys Corp.	300	2,151
* #	Rambus, Inc.	400	4,792
*	RealNetworks, Inc.	3,800	9,348
*	Red Hat, Inc.	1,000	17,270
	Renaissance Learning, Inc.	100	960
*	Rofin-Sinar Technologies, Inc.	700	14,917
*	Rogers Corp.	200	5,090
*	Rudolph Technologies, Inc.	500	2,615
* #	Salesforce.com, Inc.	200	8,562
*	Sandisk Corp.	1,200	18,864
*	Sapient Corp.	1,200	6,156
*	SAVVIS, Inc.	900	10,242
* #	ScanSource, Inc.	600	14,826
*	SeaChange International, Inc.	800	5,016
*	Semitool, Inc.	600	2,850
*	Semtech Corp.	600	8,652
* #	Sigma Designs, Inc.	200	2,584
*	Silicon Image, Inc.	1,800	4,896
* #	Silicon Laboratories, Inc.	500	16,630
*	Silicon Storage Technology, Inc.	4,000	7,400
*	Skyworks Solutions, Inc.	1,300	11,492
*	Smith Micro Software, Inc.	800	6,880
*	Soapstone Networks, Inc.	300	1,107
*	SonicWALL, Inc.	1,700	9,231
*	Sonus Networks, Inc.	1,400	2,422
*	SPSS, Inc.	400	12,360
*	Standard Microsystems Corp.	500	7,930
* #	STEC, Inc.	1,200	11,520
* #	Stratasys, Inc.	400	3,744
*	SumTotal Systems, Inc.	800	3,080
*	Sun Microsystems, Inc.	1,475	13,511
*	SunPower Corp.	192	4,869
*	Supertex, Inc.	300	7,716
*	SupportSoft, Inc.	900	2,025
* #	Sybase, Inc.	1,000	33,960
*	Sycamore Networks, Inc.	7,945	23,438

27

*	Sykes Enterprises, Inc.	600	11,796
*	Symantec Corp.	4,900	84,525
* #	Synaptics, Inc.	200	6,496
*	SYNNEX Corp.	600	12,918
*	Synopsys, Inc.	1,300	28,314
	Syntel, Inc.	200	5,544
	Take-Two Interactive Software, Inc.	600	5,448
*	Tech Data Corp.	900	25,911
	Technitrol, Inc.	600	2,442
*	Techwell, Inc.	300	2,211
*	Tekelec	1,800	27,900
*	Tellabs, Inc.	3,300	17,292
*	Teradyne, Inc.	1,300	7,722
* #	Terremark Worldwide, Inc.	700	2,723
*	Tessera Technologies, Inc.	1,300	18,252
	Texas Instruments, Inc.	2,100	37,926
*	The Knot, Inc.	400	3,628
	TheStreet.com, Inc.	800	1,704
*	TIBCO Software, Inc.	1,800	11,376
	Total System Services, Inc.	519	6,472
* #	Trimble Navigation, Ltd.	900	19,296
*	Triquint Semiconductor, Inc.	1,900	7,277
*	TTM Technologies, Inc.	1,000	7,420
*	Tyler Technologies, Inc.	600	9,900
* #	Ultimate Software Group, Inc.	200	3,746
*	Ultratech, Inc.	200	2,704
*	Unica Corp.	500	2,395
	United Online, Inc.	700	3,710
*	Universal Display Corp.	300	3,387
*	ValueClick, Inc.	1,500	15,900
*	Varian Semiconductor Equipment Associates, Inc.	200	5,118
*	Veeco Instruments, Inc.	600	4,344
*	VeriSign, Inc.	800	16,464
*	Virage Logic Corp.	200	688
*	Vishay Intertechnology, Inc.	2,900	17,023
*	Vocus, Inc.	200	3,400
*	Volterra Semiconductor Corp.	600	6,894
*	Web.com Group, Inc.	500	2,080
*	WebMediaBrands, Inc.	605	309
*	Websense, Inc.	600	10,698
*	Western Digital Corp.	1,700	39,984
	Western Union Co.	700	11,725
*	Wind River Systems, Inc.	1,000	7,330
*	Wright Express Corp.	200	4,576
	Xerox Corp.	13,400	81,874
	Xilinx, Inc.	500	10,220
*	X-Rite, Inc.	400	688
*	Yahoo!, Inc.	1,300	18,577
*	Zebra Technologies Corp. Class A	1,700	36,125
*	Zygo Corp.	400	2,008
Total Information Technology			5,520,092

Materials — (5.0%)
*	AEP Industries, Inc.	200	4,066
	Air Products & Chemicals, Inc.	300	19,770

28

	Airgas, Inc.	600	25,872
	AK Steel Holding Corp.	200	2,602
	Albemarle Corp.	900	24,138
	Alcoa, Inc.	10,700	97,049
	Allegheny Technologies, Inc.	800	26,184
	AMCOL International Corp.	1,000	19,380
#	American Vanguard Corp.	300	3,837
*	Amerigon, Inc.	100	565
	AptarGroup, Inc.	1,000	31,030
	Arch Chemicals, Inc.	700	16,926
	Ashland, Inc.	1,055	23,168
	Ball Corp.	200	7,544
	Bemis Co., Inc.	1,200	28,848
*	Brush Engineered Materials, Inc.	200	3,384
	Cabot Corp.	700	10,220
	Calgon Carbon Corp.	600	10,188
	Carpenter Technology Corp.	400	8,268
	Celanese Corp. Class A	300	6,252
* #	Century Aluminum Co.	600	2,424
	CF Industries Holdings, Inc.	200	14,410
	Commercial Metals Co.	2,801	41,679
*	Crown Holdings, Inc.	500	11,025
	Cytec Industries, Inc.	600	11,916
	Deltic Timber Corp.	200	8,428
	Dow Chemical Co.	5,300	84,800
	du Pont (E.I.) de Nemours & Co.	1,500	41,850
	Eagle Materials, Inc.	400	11,120
#	Ecolab, Inc.	400	15,420
	Ferro Corp.	800	2,216
	FMC Corp.	300	14,619
* #	General Moly, Inc.	800	1,216
	Georgia Gulf Corp.	400	440
	Greif, Inc. Class A	600	27,162
	H.B. Fuller Co.	1,300	22,958
* #	Headwaters, Inc.	1,000	2,520
* #	Hecla Mining Co.	1,500	3,705
*	ICO, Inc.	400	988
	International Flavors & Fragrances, Inc.	200	6,240
	International Paper Co.	8,600	108,876
*	ION Geophysical Corp.	1,500	3,750
	Kaiser Aluminum Corp.	200	5,908
	KMG Chemicals, Inc.	200	1,092
	Koppers Holdings, Inc.	200	3,792
*	Landec Corp.	600	4,056
	Louisiana-Pacific Corp.	1,400	5,698
	Lubrizol Corp.	1,300	56,186
	Martin Marietta Materials, Inc.	100	8,403
	MeadWestavco Corp.	3,500	54,810
	Minerals Technologies, Inc.	200	7,438
	Myers Industries, Inc.	800	8,024
	Nalco Holding Co.	2,800	45,696
	Neenah Paper, Inc.	300	1,503
	NewMarket Corp.	300	18,900
	Newmont Mining Corp.	3,100	124,744
	NL Industries, Inc.	700	8,477

29

	Nucor Corp.	800	32,552
#	Olin Corp.	800	10,080
	Olympic Steel, Inc.	200	3,668
*	OM Group, Inc.	400	11,144
* #	Owens-Illinois, Inc.	300	7,317
	P.H. Glatfelter Co.	1,200	10,656
	Packaging Corp. of America	2,600	41,262
*	Pactiv Corp.	2,000	43,720
	Penford Corp.	200	894
*	PolyOne Corp.	700	1,918
	PPG Industries, Inc.	300	13,215
	Praxair, Inc.	400	29,844
	Quaker Chemical Corp.	300	3,510
	Reliance Steel & Aluminum Co.	1,424	50,168
	Rock-Tenn Co. Class A	800	30,208
*	Rockwood Holdings, Inc.	1,100	13,530
*	Rosetta Resources, Inc.	1,000	7,050
	Royal Gold, Inc.	300	10,848
	RPM International, Inc.	1,100	15,202
#	Schnitzer Steel Industries, Inc. Class A	200	9,912
	Sealed Air Corp.	4,000	76,240
	Sensient Technologies Corp.	1,300	30,394
	Sigma-Aldrich Corp.	200	8,768
	Silgan Holdings, Inc.	200	9,298
	Sonoco Products Co.	2,100	51,261
	Southern Copper Corp.	404	7,502
	Spartech Corp.	700	2,751
	Steel Dynamics, Inc.	1,000	12,450
	Stepan Co.	200	7,914
*	Stillwater Mining Co.	500	2,255
	Terra Industries, Inc.	500	13,250
#	Texas Industries, Inc.	200	6,396
#	The Mosaic Co.	400	16,180
	The Scotts Miracle-Gro Co. Class A	200	6,754
*	United States Lime & Minerals, Inc.	200	7,750
#	United States Steel Corp.	600	15,930
*	Universal Stainless & Alloy Products, Inc.	200	2,680
	Valspar Corp.	1,000	24,000
	Vulcan Materials Co.	200	9,510
	Wausau Paper Corp.	1,900	16,587
#	Westlake Chemical Corp.	2,100	39,270
	Weyerhaeuser Co.	4,200	148,092
#	Worthington Industries, Inc.	1,900	28,310
Total Materials			2,052,020

Telecommunication Services — (3.0%)
	Alaska Communications Systems Group, Inc.	500	3,015
*	American Tower Corp.	700	22,232
	AT&T, Inc.	22,455	575,297
* #	Cbeyond, Inc.	200	4,076
*	Centennial Communications Corp.	800	6,616
#	CenturyTel, Inc.	1,700	46,155
*	Cincinnati Bell, Inc.	2,500	6,975
* #	Cogent Communications Group, Inc.	300	2,532
	Consolidated Communications Holdings, Inc.	300	3,375

30

* #	Crown Castle International Corp.	1,300	31,876
	FairPoint Communications, Inc.	585	608
	Frontier Communications Corp.	2,600	18,486
*	General Communications, Inc. Class A	700	5,362
#	Iowa Telecommunications Services, Inc.	300	3,954
*	NeuStar, Inc.	300	5,703
*	NII Holdings, Inc.	200	3,232
*	PAETEC Holding Corp.	600	1,842
*	Premiere Global Services, Inc.	1,100	11,594
#	Qwest Communications International, Inc.	1,500	5,835
#	Regal Entertainment Group	800	10,448
* #	SBA Communications Corp.	300	7,560
*	Sprint Nextel Corp.	9,400	40,984
	SureWest Communications	300	1,932
*	Syniverse Holdings, Inc.	1,100	13,860
	Telephone & Data Systems, Inc.	700	20,069
	Telephone & Data Systems, Inc. Special Shares	400	10,336
*	tw telecom, inc.	500	4,595
*	United States Cellular Corp.	700	23,800
	Verizon Communications, Inc.	10,900	330,706
	Windstream Corp.	800	6,640
Total Telecommunication Services			1,229,695

Utilities — (2.5%)
	AGL Resources, Inc.	300	9,351
	Allegheny Energy, Inc.	300	7,776
	ALLETE, Inc.	200	5,208
	Alliant Energy Corp.	200	4,472
	Ameren Corp.	500	11,510
	American Electric Power Co., Inc.	900	23,742
	American States Water Co.	200	6,906
	Atmos Energy Corp.	600	14,826
	Avista Corp.	700	10,535
	Black Hills Corp.	200	3,976
	California Water Service Group	200	7,806
	CenterPoint Energy, Inc.	500	5,320
	Central Vermont Public Service Corp.	100	1,716
	CH Energy Group, Inc.	200	8,888
	Chesapeake Utilities Corp.	100	2,929
#	Cleco Corp.	600	12,654
#	CMS Energy Corp.	700	8,414
	Connecticut Water Services, Inc.	100	2,074
	Consolidated Edison, Inc.	1,100	40,843
	Dominion Resources, Inc.	400	12,064
#	DPL, Inc.	400	8,972
	DTE Energy Co.	300	8,871
	Duke Energy Corp.	4,000	55,240
*	Dynegy, Inc.	800	1,424
	Edison International	700	19,957
*	El Paso Electric Co.	500	6,900
	Empire District Electric Co.	600	8,982
#	Energen Corp.	200	7,224
	Entergy Corp.	200	12,954
	EQT Corp.	200	6,726
	Exelon Corp.	500	23,065

31

#	FirstEnergy Corp.	300	12,270
	FPL Group, Inc.	300	16,137
	Great Plains Energy, Inc.	400	5,788
	Hawaiian Electric Industries, Inc.	900	13,986
	IDACORP, Inc.	600	14,382
#	Integrys Energy Group, Inc.	300	7,923
	Laclede Group, Inc.	300	10,404
	MDU Resources Group, Inc.	300	5,271
	MGE Energy, Inc.	200	6,136
	Middlesex Water Co.	300	4,230
*	Mirant Corp.	1,500	19,095
	National Fuel Gas Co.	200	6,542
	New Jersey Resources Corp.	300	9,876
	Nicor, Inc.	200	6,428
	NiSource, Inc.	300	3,297
	Northeast Utilities, Inc.	300	6,306
	Northwest Natural Gas Co.	200	8,180
	NorthWestern Corp.	500	10,460
*	NRG Energy, Inc.	1,400	25,172
	NSTAR	500	15,705
	NV Energy, Inc.	1,100	11,275
	OGE Energy Corp.	400	10,284
	Oneok, Inc.	200	5,234
#	Ormat Technologies, Inc.	1,000	35,200
	Otter Tail Corp.	200	4,436
	Pepco Holdings, Inc.	300	3,585
#	PG&E Corp.	300	11,136
	Piedmont Natural Gas Co.	500	12,210
#	Pinnacle West Capital Corp.	450	12,321
#	PNM Resources, Inc.	1,600	13,632
	Portland General Electric Co.	1,000	18,270
	PPL Corp.	300	8,973
	Progress Energy, Inc.	400	13,648
	Public Service Enterprise Group, Inc.	2,301	68,662
	Questar Corp.	800	23,776
*	Reliant Energy, Inc.	1,900	9,424
	SCANA Corp.	200	6,044
#	Sempra Energy	400	18,408
	SJW Corp.	400	10,080
	South Jersey Industries, Inc.	200	6,942
	Southern Co.	600	17,328
	Southern Union Co.	500	7,955
	Southwest Gas Corp.	800	16,168
	Southwest Water Co.	200	1,148
	TECO Energy, Inc.	900	9,531
	UGI Corp.	500	11,470
#	UIL Holdings Corp.	300	6,927
	Unisource Energy Corp.	400	10,528
	Vectren Corp.	900	19,953
	Westar Energy, Inc.	600	10,518
	WGL Holdings, Inc.	400	12,456
	Wisconsin Energy Corp.	200	7,992
	Xcel Energy, Inc.	1,500	27,660
	York Water Co.	300	3,969
Total Utilities			1,036,056

TOTAL COMMON STOCKS			35,373,360

32

TEMPORARY CASH INVESTMENTS — (1.8%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	749,228	$749,228

SECURITIES LENDING COLLATERAL — (11.6%)
§ @	DFA Short Term Investment Fund LP	4,689,815	4,689,815

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $32,915 FHLMC 6.500%, 04/01/38, valued at $28,830) to be repurchased at $27,990	$28	27,990

TOTAL SECURITIES LENDING COLLATERAL			4,717,805

TOTAL INVESTMENTS - (100.0%) (Cost $57,558,713)			$40,840,393

See accompanying Notes to Financial Statements.

33

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (82.9%)
Consumer Discretionary — (13.7%)
* #	1-800-FLOWERS.COM, Inc.	19,000	$55,480
*	4Kids Entertainment, Inc.	33,689	43,122
* #	99 Cents Only Stores	271,924	2,920,464
*	A.C. Moore Arts & Crafts, Inc.	4,971	14,664
#	Aaron’s, Inc.	42,771	1,435,395
	Acme United Corp.	1,331	10,967
	Aldila, Inc.	32,734	133,555
*	Alloy, Inc.	95,641	437,079
*	American Biltrite, Inc.	3,400	4,692
	American Greetings Corp. Class A	162,518	1,275,766
* #	America’s Car-Mart, Inc.	75,137	1,218,722
	Ameristar Casinos, Inc.	24,612	505,038
*	AnnTaylor Stores Corp.	3,300	24,387
	Arctic Cat, Inc.	49,422	197,688
	ArvinMeritor, Inc.	196,950	244,218
	Asbury Automotive Group, Inc.	132,353	1,279,854
*	ATC Technology Corp.	108,364	1,721,904
*	Audiovox Corp. Class A	138,623	770,744
* #	AutoNation, Inc.	412,136	7,298,929
*	Avatar Holdings, Inc.	38,020	706,412
*	Ballantyne of Omaha, Inc.	105,612	248,188
#	Barnes & Noble, Inc.	25,324	661,463
	Bassett Furniture Industries, Inc.	21,493	48,574
	Beasley Broadcast Group, Inc.	42,542	96,996
*	Benihana, Inc.	116	626
*	Benihana, Inc. Class A	3,447	18,028
* #	BJ’s Restaurants, Inc.	96	1,583
#	Blockbuster, Inc. Class A	191,273	153,018
*	Bluegreen Corp.	115,915	221,398
	Blyth, Inc.	17,375	765,890
#	Bob Evans Farms, Inc.	219,781	5,329,689
#	Bon-Ton Stores, Inc.	93,677	276,347
	Books-A-Million, Inc.	102,156	586,375
	Bowl America, Inc. Class A	11,489	140,970
#	Boyd Gaming Corp.	100,501	923,604
#	Brookfield Homes Corp.	56,210	295,102
#	Brown Shoe Company, Inc.	197,650	1,270,889
	Brunswick Corp.	484,902	2,899,714
*	Build-A-Bear-Workshop, Inc.	96,414	526,420
* #	Cabela’s, Inc.	206,264	2,642,242
*	Cache, Inc.	18,185	82,742
* #	California Coastal Communities, Inc.	27,647	36,771
	Callaway Golf Co.	266,214	2,009,916

1

	Carmike Cinemas, Inc.	72,472	295,686
*	Carriage Services, Inc.	175,846	462,475
*	Cavalier Homes, Inc.	112,514	186,773
*	Cavco Industries, Inc.	22,884	536,401
#	Centex Corp.	24,200	264,748
*	Charlotte Russe Holding, Inc.	41,366	519,143
* #	Cheesecake Factory, Inc.	194,400	3,376,728
*	Chico’s FAS, Inc.	492,017	3,759,010
	Christopher & Banks Corp.	119,449	664,136
	Churchill Downs, Inc.	26,450	920,724
	Cinemark Holdings, Inc.	108,139	962,437
	Coast Distribution System, Inc.	17,974	18,333
	Cobra Electronics Corp.	6,230	11,463
*	Coldwater Creek, Inc.	168,000	579,600
	Collectors Universe, Inc.	26,674	106,963
*	Concord Camera Corp.	1	1
* #	Conn’s, Inc.	135,198	2,222,655
	Cooper Tire & Rubber Co.	386,293	3,194,643
	Courier Corp.	161	2,524
*	Cox Radio, Inc.	146,400	702,720
	CSS Industries, Inc.	39,700	788,442
*	Culp, Inc.	67,786	298,936
* #	Cumulus Media, Inc. Class A	35,616	43,808
*	Cybex International, Inc.	54,864	60,076
*	Cycle Country Accessories Corp.	4,300	1,419
#	D.R. Horton, Inc.	284,048	3,706,826
*	dELiA*s, Inc.	33,538	72,107
*	Delta Apparel, Inc.	15,774	94,486
*	Design Within Reach, Inc.	42,277	36,781
*	Destination Maternity Corp.	21,965	294,770
* #	Diedrich Coffee, Inc.	20,324	197,549
	Dillards, Inc. Class A	440,846	3,398,923
#	DineEquity, Inc.	78,626	2,519,177
*	Dixie Group, Inc.	112,317	217,895
*	Dorman Products, Inc.	75,979	812,975
	Dover Motorsports, Inc.	109,057	173,401
* #	Drew Industries, Inc.	33,667	480,765
* #	DSW, Inc.	200	2,174
*	Duckwall-ALCO Stores, Inc.	10,636	120,187
	E.W. Scripps Co.	50,300	99,091
#	Eastman Kodak Co.	497,820	1,518,351
*	Emerson Radio Corp.	253,695	162,365
	Escalade, Inc.	4,501	4,501
*	Federal-Mogul Corp.	5,100	56,610
	Finish Line, Inc. Class A	308,915	2,625,777
	Fisher Communications, Inc.	34,403	414,900
*	Flanigan’s Enterprises, Inc.	5,016	23,324
	Flexsteel Industries, Inc.	22,599	160,679
	Foot Locker, Inc.	423,473	5,035,094
*	Franklin Covey Co.	83,065	348,042
*	Franklin Electronic Publishers, Inc.	33,024	26,419
	Fred’s, Inc.	291,446	3,981,152
	Frisch’s Restaurants, Inc.	13,039	326,627
*	Full House Resorts, Inc.	2,401	5,162
	Furniture Brands International, Inc.	100,520	317,643

2

*	GameTech International, Inc.	23,401	31,357
* #	Gander Mountain Co.	152,707	595,557
#	Gannett Co., Inc.	121,527	475,171
* #	Gaylord Entertainment Co.	3,600	50,184
* #	Genesco, Inc.	109,777	2,500,720
*	Gentek, Inc.	1,600	30,544
*	G-III Apparel Group, Ltd.	95,865	768,837
	Gray Television, Inc. Class A	2,900	2,900
*	Great Wolf Resorts, Inc.	17,386	64,154
	Group 1 Automotive, Inc.	148,931	3,172,230
*	Harris Interactive, Inc.	430,243	172,097
	Harte-Hanks, Inc.	98,837	816,394
*	Hastings Entertainment, Inc.	77,276	278,194
	Haverty Furniture Co., Inc.	121,800	1,321,530
	Hearst-Argyle Television, Inc.	130,263	586,183
	Heelys, Inc.	48,462	88,685
*	Helen of Troy, Ltd.	186,380	2,972,761
*	Hollywood Media Corp.	95,388	91,572
	Hooker Furniture Corp.	7,946	93,127
* #	Hot Topic, Inc.	290,499	3,555,708
*	Hovnanian Enterprises, Inc. Class A	2,700	7,479
* #	Iconix Brand Group, Inc.	234,319	3,341,389
* #	ILX Resorts, Inc.	19,201	2
	International Speedway Corp. Class A	21,482	508,694
* #	Isle of Capri Casinos, Inc.	68,759	738,472
*	J. Alexander’s Corp.	38,794	155,176
	Jackson Hewitt Tax Service, Inc.	14,200	69,438
* #	JAKKS Pacific, Inc.	213,554	2,701,458
* #	Jarden Corp.	216,100	4,343,610
*	Jo-Ann Stores, Inc.	102,336	1,874,796
	Johnson Outdoors, Inc.	102,746	651,410
	Jones Apparel Group, Inc.	238,100	2,200,044
	Journal Communications, Inc. Class A	99,708	154,547
	Kenneth Cole Productions, Inc. Class A	21,720	150,302
	Kimball International, Inc. Class B	180,974	993,547
	KSW, Inc.	5,850	15,853
	K-Swiss, Inc. Class A	77,072	773,803
	LaCrosse Footwear, Inc.	11,416	88,017
*	Lakeland Industries, Inc.	34,227	256,360
*	Lakes Entertainment, Inc.	108,066	339,327
	Landry’s Restaurants, Inc.	50,500	461,570
*	Lazare Kaplan International, Inc.	42,210	56,561
	Lennar Corp. Class A	398,000	3,876,520
*	Liberty Media Corp. Capital Class A	360,759	4,220,880
#	Lifetime Brands, Inc.	26,111	73,372
	Lithia Motors, Inc. Class A	111,415	325,332
*	Live Nation, Inc.	175,747	687,171
*	Lodgian, Inc.	249,376	640,896
*	Luby’s, Inc.	177,750	952,740
#	M/I Homes, Inc.	105,014	1,603,564
*	Mace Security International, Inc.	64,702	57,585
* #	MarineMax, Inc.	47,087	214,246
*	McCormick & Schmick’s Seafood Restaurants, Inc.	11,164	79,041
*	Meade Instruments Corp.	87,274	15,709
#	Media General, Inc. Class A	20,200	52,520

3

#	Meredith Corp.	72,539	1,819,278
* #	Meritage Homes Corp.	162,287	3,377,192
	Modine Manufacturing Co.	21,647	82,692
* #	Mohawk Industries, Inc.	153,400	7,257,354
	Monro Muffler Brake, Inc.	1,903	47,518
*	Morton’s Restaurant Group, Inc.	49,722	230,710
	Movado Group, Inc.	112,307	1,029,855
*	MTR Gaming Group, Inc.	90,246	185,907
*	Multimedia Games, Inc.	79,740	169,049
#	National Presto Industries, Inc.	10,326	735,831
	Nautilus Group, Inc.	87,311	87,311
	New Frontier Media, Inc.	52,057	102,032
*	New Motion, Inc.	3,155	2,934
	OfficeMax, Inc.	194,788	1,451,171
*	Orbitz Worldwide, Inc.	16,300	30,970
#	Orleans Homebuilders, Inc.	108,161	227,138
	O’Charleys, Inc.	154,420	1,076,307
* #	Outdoor Channel Holdings, Inc.	112,358	840,438
	Oxford Industries, Inc.	61,156	595,659
*	P & F Industries, Inc. Class A	2,025	2,126
*	Pacific Sunwear of California, Inc.	96,786	391,983
*	Palm Harbor Homes, Inc.	22,176	67,415
*	PC Mall, Inc.	125,762	804,877
	Pennichuck Corp.	1,735	35,567
#	Penske Automotive Group, Inc.	322,600	4,274,450
*	Perry Ellis International, Inc.	101,852	746,575
	Phillips-Van Heusen Corp.	131,070	3,804,962
*	Phoenix Footwear Group, Inc.	62,071	25,449
* #	Pinnacle Entertainment, Inc.	232,760	2,904,845
*	Playboy Enterprises, Inc. Class B	100	301
*	Pomeroy IT Solutions, Inc.	75,878	267,849
*	Proliance International, Inc.	32,434	7,460
*	Q.E.P. Co., Inc.	15,959	39,100
*	RC2 Corp.	39,278	444,234
*	Reading International, Inc. Class A	21,399	75,431
*	Reading International, Inc. Class B	6,238	26,511
*	Red Lion Hotels Corp.	96,756	442,175
* #	Red Robin Gourmet Burgers, Inc.	59,376	1,457,681
*	Regent Communications, Inc.	191,085	25,796
#	Regis Corp.	169,270	3,239,828
*	Retail Ventures, Inc.	18,650	48,490
*	Rex Stores Corp.	113,415	1,349,638
*	Rick’s Cabaret International, Inc.	16,800	100,128
*	Rockford Corp.	19,200	7,680
*	Rocky Brands, Inc.	38,436	140,291
	Royal Caribbean Cruises, Ltd.	49,300	726,189
*	Rubio’s Restaurants, Inc.	41,282	220,859
#	Ruby Tuesday, Inc.	6,732	51,702
	Russ Berrie & Co., Inc.	63,541	121,363
#	Ryland Group, Inc.	154,502	3,199,736
*	Saga Communications, Inc.	26,882	250,271
	Salem Communications Corp.	39,269	24,739
	Sauer-Danfoss, Inc.	52,480	217,792
	Scholastic Corp.	230,922	4,556,091
	Service Corp. International	501,736	2,272,864

4

	Shiloh Industries, Inc.	202,654	506,635
*	Shoe Carnival, Inc.	79,586	927,973
	Sinclair Broadcast Group, Inc. Class A	320,405	355,650
*	Skechers U.S.A., Inc. Class A	101,000	1,181,700
	Skyline Corp.	32,437	672,419
*	Smith & Wesson Holding Corp.	11,995	86,004
#	Sonic Automotive, Inc.	111,156	573,565
*	Spanish Broadcasting System, Inc.	127,084	22,875
	Spartan Motors, Inc.	39,662	320,072
	Speedway Motorsports, Inc.	180,731	2,710,965
*	Sport Chalet, Inc. Class A	132,485	78,166
*	Sport Chalet, Inc. Class B	4,960	7,688
	Sport Supply Group, Inc.	70,351	423,513
	Stage Stores, Inc.	113,862	1,394,809
	Standard Motor Products, Inc.	74,266	297,064
	Standard Pacific Corp.	151,911	284,074
	Stanley Furniture, Inc.	41,388	424,641
	Stein Mart, Inc.	16,523	72,206
*	Steinway Musical Instruments, Inc.	46,087	618,948
	Stewart Enterprises, Inc.	331,121	1,155,612
*	Stoneridge, Inc.	126,623	292,499
	Strattec Security Corp.	12,659	165,833
	Sturm Ruger & Co., Inc.	2,267	27,907
#	Superior Industries International, Inc.	72,855	1,098,653
	Superior Uniform Group, Inc.	39,336	300,134
*	Syms Corp.	43,494	246,176
	Systemax, Inc.	262,152	4,419,883
	Tandy Brand Accessories, Inc.	56,879	121,152
*	Tandy Leather Factory, Inc.	200	550
*	The Hallwood Group, Inc.	703	8,334
	The Marcus Corp.	97,600	1,239,520
	The Men’s Wearhouse, Inc.	159,140	2,966,370
#	The Pep Boys - Manny, Moe & Jack	369,000	2,730,600
* #	The Steak n Shake Co.	134,202	1,551,375
* #	Timberland Co. Class A	56,300	914,312
*	Trans World Entertainment Corp.	58,697	39,914
*	TRW Automotive Holdings Corp.	135,283	1,166,139
* #	Unifi, Inc.	224,621	202,159
#	Unifirst Corp.	41,884	1,561,854
*	Valassis Communications, Inc.	133,323	689,280
	Virco Manufacturing Corp.	23,855	75,859
* #	West Marine, Inc.	115,510	664,182
	Whirlpool Corp.	117,954	5,326,803
	Williams-Sonoma, Inc.	10,100	141,400
*	WPT Enterprises, Inc.	20,307	15,230
	Wyndham Worldwide Corp.	363,900	4,250,352
* #	Zale Corp.	176,044	654,884
Total Consumer Discretionary			231,806,285

Consumer Staples — (3.0%)
*	Alliance One International, Inc.	184,190	690,712
#	American Italian Pasta Co.	5,241	164,777
#	Andersons, Inc.	12,496	200,811
	B&G Foods, Inc.	97,112	594,325
*	Bridgford Foods Corp.	7,116	35,509

5

*	Caribou Coffee Co.	6,000	24,000
	CCA Industries, Inc.	4,300	12,470
* #	Central Garden & Pet Co.	91,346	878,749
*	Central Garden & Pet Co. Class A	122,098	1,107,429
#	Chiquita Brands International, Inc.	287,200	2,174,104
* #	Collective Brands, Inc.	248,810	3,612,721
*	Craft Brewers Alliance, Inc.	69,435	150,674
	Del Monte Foods Co.	713,356	5,385,838
*	Elizabeth Arden, Inc.	14,786	128,047
	Farmer Brothers Co.	90,937	1,796,006
*	Fresh Del Monte Produce, Inc.	95,331	1,384,206
	Golden Enterprises, Inc.	26,984	63,412
#	Great Atlantic & Pacific Tea, Inc.	75,491	554,104
	Griffin Land & Nurseries, Inc. Class A	6,064	188,772
* #	Hain Celestial Group, Inc.	139,730	2,332,094
	Imperial Sugar Co.	76,547	501,383
	Ingles Market, Inc. Class A	34,331	535,907
#	J & J Snack Foods Corp.	4,944	191,629
#	Mannatech, Inc.	98,700	431,319
*	Maui Land & Pineapple Co., Inc.	35,044	222,529
	MGP Ingredients, Inc.	60,946	102,389
*	Monterey Pasta Co.	110,255	145,537
	Nash-Finch Co.	146,692	4,296,609
*	Natural Alternatives International, Inc.	2,160	12,982
	Oil-Dri Corp. of America	25,538	412,183
*	Omega Protein Corp.	155,249	495,244
*	Pantry, Inc.	66,472	1,570,069
*	Parlux Fragrances, Inc.	144,752	347,405
	PepsiAmericas, Inc.	45,903	1,127,837
*	Prestige Brands Holdings, Inc.	284,286	1,836,488
*	Sanfilippo (John B.) & Son, Inc.	48,275	275,167
*	Schiff Nutrition International, Inc.	62,206	298,589
	Seaboard Corp.	2,323	2,172,005
*	Seneca Foods Corp. Class A	1,900	46,407
*	Seneca Foods Corp. Class B	1,500	37,575
* #	Smithfield Foods, Inc.	404,673	3,496,375
	Tasty Baking Co.	56,027	238,115
* #	TreeHouse Foods, Inc.	165,880	4,410,749
#	Universal Corp.	47,868	1,443,699
	Weis Markets, Inc.	52,084	1,926,587
*	Winn-Dixie Stores, Inc.	247,279	2,833,817
*	Zapata Corp.	38,286	240,819
Total Consumer Staples			51,128,174

Energy — (5.9%)
	Adams Resources & Energy, Inc.	22,043	325,134
* #	Allis-Chalmers Energy, Inc.	75,092	144,928
#	Alon USA Energy, Inc.	93,096	1,182,319
*	Approach Resources, Inc.	32,210	228,691
* #	ATP Oil & Gas Corp.	63,697	456,071
	Barnwell Industries, Inc.	15,041	65,428
* #	Basic Energy Services, Inc.	113,214	1,154,783
	Berry Petroleum Corp. Class A	36,000	593,280
*	Bill Barret Corp.	1,665	43,257
*	Brigham Exploration Co.	193,438	452,645

6

* #	Bristow Group, Inc.	114,800	2,612,848
*	Bronco Drilling Co., Inc.	32,514	178,502
*	Cal Dive International, Inc.	300	2,376
*	Callon Petroleum Co.	30,600	53,856
*	Carrizo Oil & Gas, Inc.	33,800	416,754
	Cimarex Energy Co.	276,334	7,433,385
*	Clayton Williams Energy, Inc.	3,395	101,952
*	Complete Production Services, Inc.	148,264	990,404
*	CREDO Petroleum Corp.	315	2,599
*	CVR Energy, Inc.	121,094	891,252
*	Dawson Geophysical Co.	10,406	204,582
	Delek US Holdings, Inc.	104,726	1,075,536
*	Encore Acquisition Co.	126,485	3,692,097
*	Exterran Holdings, Inc.	160,949	3,323,597
*	Forest Oil Corp.	286,943	4,591,088
*	Geokinetics, Inc.	9,590	45,169
* #	Geomet, Inc.	77,152	72,523
* #	Global Industries, Ltd.	124,085	802,830
	Gulf Island Fabrication, Inc.	16,250	210,275
*	Gulfmark Offshore, Inc.	71,250	1,915,200
*	Gulfport Energy Corp.	81,047	240,710
*	Harvest Natural Resources, Inc.	29,368	149,777
*	Helix Energy Solutions Group, Inc.	82,800	752,652
	Helmerich & Payne, Inc.	51,697	1,593,302
*	Hercules Offshore, Inc.	46,556	148,979
*	HKN, Inc.	27,926	47,474
* #	Hornbeck Offshore Services, Inc.	34,512	801,714
*	Key Energy Group, Inc.	95,200	417,928
*	Mariner Energy, Inc.	533,200	6,067,816
#	Massey Energy Co.	68,000	1,081,880
*	Meridian Resource Corp.	25,695	6,938
*	Mitcham Industries, Inc.	1,813	8,158
*	Natural Gas Services Group, Inc.	68,721	685,836
*	Newpark Resources, Inc.	456,051	1,276,943
*	Oil States International, Inc.	60,349	1,140,596
*	OMNI Energy Services Corp.	14,556	16,739
	Overseas Shipholding Group, Inc.	71,813	2,061,751
*	Parker Drilling Co.	201,415	555,905
#	Patterson-UTI Energy, Inc.	340,610	4,329,153
*	Petroleum Development Corp.	72,180	1,170,038
*	PHI, Inc. Non-Voting	106,652	1,207,301
*	Pioneer Drilling Co.	239,882	1,199,410
	Pioneer Natural Resources Co.	77,075	1,781,974
*	Plains Exploration & Production Co.	277,643	5,239,123
*	PowerSecure International, Inc.	31,287	129,528
*	Rex Energy Corp.	19,200	73,152
#	Rowan Companies, Inc.	238,371	3,720,971
*	Royale Energy, Inc.	10,726	20,165
*	SEACOR Holdings, Inc.	69,842	4,590,016
*	Stone Energy Corp.	114,530	493,624
* #	Superior Energy Services, Inc.	89,152	1,712,610
*	Superior Well Services, Inc.	11,561	123,703
* #	Swift Energy Corp.	135,270	1,463,621
*	T-3 Energy Services, Inc.	17,589	236,220
#	Tesoro Petroleum Corp.	359,016	5,474,994

7

*	TETRA Technologies, Inc.	46,500	265,980
	Toreador Resources Corp.	36,431	134,795
* #	Trico Marine Services, Inc.	69,540	269,815
*	Union Drilling, Inc.	6,937	41,553
* #	Unit Corp.	103,566	2,826,316
#	USEC, Inc.	458,132	2,835,837
#	W&T Offshore, Inc.	99,829	926,413
* #	Western Refining, Inc.	232,471	2,926,810
*	Whiting Petroleum Corp.	181,168	5,935,064
#	World Fuel Services Corp.	13,100	499,503
Total Energy			99,946,148

Financials — (23.5%)
	1st Source Corp.	223,806	4,395,550
	21st Century Holding Co.	56,827	225,603
	Abigail Adams National Bancorp, Inc.	2,500	5,125
	Abington Bancorp, Inc.	138,816	1,220,193
	Access National Corp.	1,000	6,040
	Advance America Cash Advance Centers, Inc.	4,652	18,608
	Advanta Corp. Class A	49,510	38,618
	Advanta Corp. Class B	88,315	103,329
	Affirmative Insurance Holdings, Inc.	21,359	70,698
*	Allegheny Corp.	9,382	2,379,838
	Alliance Bancorp, Inc. of Pennsylvania	650	5,395
	Alliance Financial Corp.	4,790	100,446
	Allied World Assurance Co. Holdings, Ltd.	121,383	4,508,165
*	Alphatec Holdings, Inc.	13,505	27,685
	Amcore Financial, Inc.	113,923	167,467
	Ameriana Bancorp	1,045	4,023
	American Bancorp of New Jersey, Inc.	71,697	722,706
#	American Equity Investment Life Holding Co.	418,680	2,357,168
	American Financial Group, Inc.	277,266	4,874,336
*	American Independence Corp.	20,458	71,603
	American National Bankshares, Inc.	2,900	45,733
#	American Physicians Capital, Inc.	99,605	4,149,544
*	American Safety Insurance Holdings, Ltd.	13,321	151,593
* #	AmeriCredit Corp.	350,332	3,562,876
	Ameris Bancorp	67,189	440,088
*	Amerisafe, Inc.	128,639	1,975,895
	AmeriServe Financial, Inc.	182,092	322,303
	Anchor Bancorp Wisconsin, Inc.	3,467	5,651
*	Appalachian Bancshares, Inc.	2,261	2,736
*	Argo Group International Holdings, Ltd.	91,128	2,550,673
	Arrow Financial Corp.	25,942	686,944
	Aspen Insurance Holdings, Ltd.	206,615	4,871,982
	Asset Acceptance Capital Corp.	42,706	354,033
	Associated Banc-Corp.	151,331	2,341,091
	Assured Guaranty, Ltd.	225,943	2,182,609
	ASTA Funding, Inc.	200	576
*	Atlantic American Corp.	16,950	11,272
	Atlantic Coast Federal Corp.	10,226	23,469
	Atlantic Southern Financial Group, Inc.	400	1,650
* #	B of I Holding, Inc.	40,978	262,669
	Baldwin & Lyons, Inc. Class B	58,263	1,168,173
	Bancorp Rhode Island, Inc.	5,367	99,343

8

	BancorpSouth, Inc.	32,647	759,043
	BancTrust Financial Group, Inc.	33,531	220,634
	Bank Mutual Corp.	247,399	2,540,788
* #	Bank of Florida Corp.	57,190	183,008
	Bank of Granite Corp.	61,652	129,469
	BankFinancial Corp.	137,417	1,470,362
#	Banner Corp.	45,660	211,862
	Bar Harbor Bankshares	11,193	276,131
	BCB Bancorp, Inc.	1,775	16,348
	Berkshire Bancorp, Inc.	2,534	11,935
	Berkshire Hills Bancorp, Inc.	66,866	1,508,497
	Boston Private Financial Holdings, Inc.	157,936	728,085
	Brookline Bancorp, Inc.	131,811	1,307,565
	Cadence Financial Corp.	44,680	150,572
	California First National Bancorp	16,094	192,001
	Camco Financial Corp.	13,888	46,525
	Camden National Corp.	33,747	978,663
	Capital Bank Corp.	2,558	13,583
	Capital Southwest Corp.	25,174	1,957,530
#	Capitol Bancorp, Ltd.	117,982	431,814
	Cardinal Financial Corp.	145,302	1,140,621
	Carrollton Bancorp	200	1,002
	Cascade Financial Corp.	37,309	121,254
	Cash America International, Inc.	82	1,834
#	Cathay General Bancorp	129,843	1,456,838
	Center Bancorp, Inc.	33,287	242,995
	Center Financial Corp.	99,225	252,031
	Centerstate Banks of Florida, Inc.	2,000	24,020
	Central Bancorp, Inc.	3,917	21,543
*	Central Jersey Bancorp	21,939	131,415
	Central Pacific Financial Corp.	161,874	948,582
	Centrue Financial Corp.	6,860	34,952
	CFS Bancorp, Inc.	118,688	434,398
#	Chemical Financial Corp.	81,900	1,748,565
*	Chicopee Bancorp, Inc.	1,000	12,500
	CIT Group, Inc.	613,700	1,362,414
	Citizens Community Bancorp, Inc.	24,951	149,706
	Citizens First Bancorp, Inc.	10,661	13,753
	Citizens South Banking Corp.	18,073	94,160
* #	Citizens, Inc.	198,643	1,432,216
	City National Corp.	32,975	1,206,885
*	CNA Surety Corp.	241,846	4,655,535
	CoBiz Financial, Inc.	30,202	177,286
	Codorus Valley Bancorp, Inc.	1,188	10,395
	Columbia Banking System, Inc.	127,808	1,265,299
	Comerica, Inc.	277,200	5,815,656
	Commonwealth Bankshares, Inc.	5,826	27,965
* #	Community Bancorp	380	855
#	Community Bank System, Inc.	294,258	4,840,544
	Community Capital Corp.	1,239	6,368
#	Community Trust Bancorp, Inc.	1,960	59,310
	Community West Bancshares	16,252	41,361
	Compass Diversified Holdings	87,210	779,657
* #	CompuCredit Corp.	165,881	530,819
*	Consumer Portfolio Services, Inc.	84,013	62,170

9

	Cooperative Bankshares, Inc.	2,714	1,167
*	Core-Mark Holding Co., Inc.	58,860	1,128,346
*	Cowen Group, Inc.	35,518	204,939
* #	Cowlitz Bancorporation	5,219	24,686
	Crawford & Co. Class B	1,874	11,150
*	Crescent Financial Corp.	47,032	185,306
#	CVB Financial Corp.	400	2,404
*	Dearborn Bancorp, Inc.	61,703	135,130
	Delphi Financial Group, Inc. Class A	95,471	1,648,784
	Dime Community Bancshares	19,117	159,436
	Donegal Group, Inc. Class A	69,226	1,013,469
	Donegal Group, Inc. Class B	6,311	98,104
* #	Doral Financial Corp.	25,250	119,937
	East West Bancorp, Inc.	163,697	1,118,051
	Eastern Insurance Holdings, Inc.	54,071	436,353
	Eastern Virginia Bankshares, Inc.	1,500	13,425
	ECB Bancorp, Inc.	874	14,661
	EMC Insurance Group, Inc.	155,951	3,533,850
*	Encore Bancshares, Inc.	25,418	232,321
*	Encore Capital Group, Inc.	139,660	1,220,628
	Endurance Specialty Holdings, Ltd.	174,222	4,557,648
	Enterprise Financial Services Corp.	19,334	190,440
	ESB Financial Corp.	8,257	90,910
	ESSA Bancorp, Inc.	62,999	859,306
#	F.N.B. Corp.	234,973	1,766,997
	Farmers Capital Bank Corp.	7,684	163,054
	FBL Financial Group, Inc. Class A	71,356	410,297
*	FCStone Group, Inc.	20,234	62,523
	Federal Agriculture Mortgage Corp. Class A	700	1,536
	Federal Agriculture Mortgage Corp. Class C	56,289	177,873
	Fidelity Bancorp, Inc.	1,900	16,691
	Fidelity National Financial, Inc.	261,074	4,733,272
	Fidelity Southern Corp.	16,873	40,329
#	Financial Federal Corp.	6,120	150,613
	Financial Institutions, Inc.	14,126	209,771
*	First Acceptance Corp.	100,696	256,775
	First Advantage Bancorp	2,023	19,724
	First American Corp.	198,075	5,561,946
#	First Bancorp (318672102)	237,500	1,308,625
	First Bancorp (318910106)	13,598	165,488
	First Bancorp, Inc.	5,884	102,676
	First Bancshares, Inc.	2,300	20,182
#	First Busey Corp.	179,190	1,403,058
	First Business Financial Services, Inc.	1,900	23,883
	First Citizens BancShares, Inc.	23,844	2,853,411
#	First Commonwealth Financial Corp.	194,078	1,682,656
	First Community Bancshares, Inc.	2,498	36,096
	First Defiance Financial Corp.	26,130	269,139
	First Federal Bancshares of Arkansas, Inc.	18,162	72,920
*	First Federal Bankshares, Inc.	1,218	2,278
	First Federal of Northern Michigan Bancorp, Inc.	7,436	10,262
	First Financial Bancorp	13,000	140,270
	First Financial Corp.	64,748	2,402,151
	First Financial Holdings, Inc.	17,458	157,122
	First Financial Northwest, Inc.	119,047	960,709

10

	First Financial Service Corp.	1,300	20,800
	First Franklin Corp.	1,300	4,998
#	First Horizon National Corp.	456,376	5,252,896
*	First Keystone Financial, Inc.	2,200	16,698
	First M&F Corp.	6,670	34,350
*	First Marblehead Corp.	53,160	102,067
	First Merchants Corp.	226,138	2,749,838
*	First Mercury Financial Corp.	4,687	61,962
	First Midwest Bancorp, Inc.	107,340	951,032
	First Niagara Financial Group, Inc.	460,963	6,241,439
	First PacTrust Bancorp, Inc.	13,222	105,776
	First Place Financial Corp.	158,729	901,581
* #	First Regional Bancorp	20,866	26,083
	First Security Group, Inc.	28,407	109,651
	First State Bancorporation	7,325	15,822
	First United Corp.	6,970	69,700
	First West Virginia Bancorp, Inc.	780	9,009
	Firstbank Corp.	12,250	76,934
*	FirstCity Financial Corp.	56,481	177,915
	Flagstone Reinsurance Holdings, Ltd.	96,020	889,145
	Flushing Financial Corp.	24,059	221,583
	FNB United Corp.	35,716	113,934
* #	Forestar Group, Inc.	2,600	33,436
*	FPIC Insurance Group, Inc.	83,791	2,558,977
#	Frontier Financial Corp.	900	1,278
#	Fulton Financial Corp.	429,069	2,836,146
	German American Bancorp, Inc.	65,434	778,665
#	Great Southern Bancorp, Inc.	20,800	342,992
#	Greene Bancshares, Inc.	38,183	324,556
*	Guaranty Bancorp	319,499	709,288
	Guaranty Federal Bancshares, Inc.	13,552	67,896
#	Habersham Bancorp	943	4,244
*	Hallmark Financial Services, Inc.	89,746	603,093
	Hampden Bancorp, Inc.	13,408	130,058
#	Hampton Roads Bankshares, Inc.	50,594	376,925
	Hanover Insurance Group, Inc.	20,371	610,723
#	Harleysville Group, Inc.	238,282	6,891,115
	Harleysville National Corp.	180,950	1,586,932
	Harleysville Savings Financial Corp.	812	10,373
	Harrington West Financial Group, Inc.	5,500	10,835
*	Harris & Harris Group, Inc.	152,503	738,115
	Hawthorn Bancshares, Inc.	2,527	30,299
	HCC Insurance Holdings, Inc.	137,874	3,297,946
	Heartland Financial USA, Inc.	2,517	37,201
	Heritage Commerce Corp.	50,651	409,260
	Heritage Financial Corp.	1,432	16,139
	Heritage Financial Group	1,717	13,891
	HF Financial Corp.	5,809	66,804
*	Hilltop Holdings, Inc.	133,603	1,513,722
	Hingham Institution for Savings	200	5,596
	HMN Financial, Inc.	24,044	115,411
	Home Federal Bancorp, Inc.	93,855	946,997
	HopFed Bancorp, Inc.	6,191	58,815
	Horace Mann Educators Corp.	321,020	2,818,556
#	Horizon Financial Corp.	74,288	110,689

11

#	Huntington Bancshares, Inc.	794,050	2,215,400
	IBERIABANK Corp.	62,210	2,841,753
	Independence Holding Co.	25,062	129,571
#	Independent Bank Corp. (453836108)	34,708	692,772
#	Independent Bank Corp. (453838104)	124,153	223,475
	Indiana Community Bancorp	3,207	40,376
	Infinity Property & Casualty Corp.	141,271	4,978,390
	Integra Bank Corp.	138,023	298,130
	International Bancshares Corp.	17,405	235,142
	Intervest Bancshares Corp.	4,963	19,505
	Investors Title Co.	7,282	204,806
	IPC Holdings, Ltd.	136,326	3,549,929
	Irwin Financial Corp.	121,639	153,265
	Jefferson Bancshares, Inc.	3,955	27,131
	JMP Group, Inc.	19,932	107,433
	Jones Lang LaSalle, Inc.	77,306	2,494,665
* #	Knight Capital Group, Inc.	241,129	3,735,088
*	LaBranche & Co., Inc.	78,409	327,750
	Lakeland Bancorp, Inc.	108,448	922,892
	Lakeland Financial Corp.	112	2,102
	Landmark Bancorp, Inc.	1,522	25,387
	Legacy Bancorp, Inc.	55,833	591,271
	Legg Mason, Inc.	143,841	2,886,889
	LNB Bancorp, Inc.	48,953	280,745
*	Louisiana Bancorp, Inc.	2,982	41,152
	LSB Corp.	7,757	70,744
	LSB Financial Corp.	500	7,000
#	Macatawa Bank Corp.	85,021	269,517
	MainSource Financial Group, Inc.	132,440	1,146,930
*	Market Leader, Inc.	200	386
*	Marlin Business Services, Inc.	13,106	41,808
	Marshall & Ilsley Corp.	225,100	1,301,078
	Max Capital Group, Ltd.	53,482	885,127
	Mayflower Bancorp, Inc.	475	3,384
	MB Financial, Inc.	189,300	2,580,159
* #	MBIA, Inc.	489,612	2,315,865
	MBT Financial Corp.	42,572	107,281
	Meadowbrook Insurance Group, Inc.	377,032	2,243,340
	Medallion Financial Corp.	91,519	674,495
#	Mercantile Bancorp, Inc.	4,152	27,196
	Mercantile Bank Corp.	9,931	38,433
	Mercer Insurance Group, Inc.	39,243	573,733
*	Meridian Interstate Bancorp, Inc.	5,100	40,698
	Meta Financial Group, Inc.	10,687	139,679
	MetroCorp Bancshares, Inc.	12,016	38,692
* #	MF Global, Ltd.	416,217	2,538,924
	MicroFinancial, Inc.	37,680	86,664
	MidSouth Bancorp, Inc.	27,600	296,148
	Midwest Banc Holdings, Inc.	82,354	133,413
	MidWestOne Financial Group, Inc.	1,182	9,988
	MutualFirst Financial, Inc.	11,165	61,408
	Nara Bancorp, Inc.	71,662	265,866
	National Financial Partners Corp.	500	3,530
	National Penn Bancshares, Inc.	325,676	2,634,719
#	National Western Life Insurance Co. Class A	3,964	451,460

12

* #	Navigators Group, Inc.	101,452	4,603,892
	Nelnet, Inc. Class A	144,974	874,193
*	New Century Bancorp, Inc.	3,600	19,440
	New Hampshire Thrift Bancshares, Inc.	8,225	74,601
	New Westfield Financial, Inc.	110,618	1,033,172
	NewAlliance Bancshares, Inc.	533,508	6,887,588
	NewBridge Bancorp	32,941	70,164
*	Newport Bancorp, Inc.	1,000	11,320
* #	NewStar Financial, Inc.	77,765	176,527
*	Newtek Business Services, Inc.	38,393	15,741
	North Central Bancshares, Inc.	3,500	45,938
	North Valley Bancorp	11,800	56,994
	Northeast Bancorp	1,100	8,712
	Northeast Community Bancorp, Inc.	50,944	382,335
	Northrim Bancorp, Inc.	21,017	240,645
	NYMAGIC, Inc.	65,670	774,249
	OceanFirst Financial Corp.	16,716	203,099
* #	Ocwen Financial Corp.	62,000	689,440
	Odyssey Re Holdings Corp.	285,770	10,942,133
#	Old National Bancorp	109,747	1,495,852
	Old Republic International Corp.	573,555	5,374,210
#	Old Second Bancorp, Inc.	24,332	131,393
	OneBeacon Insurance Group, Ltd.	55,881	649,337
	Pacific Capital Bancorp	121,044	840,045
	Pacific Continental Corp.	12,104	138,954
*	Pacific Mercantile Bancorp	59,205	200,113
*	Pacific Premier Bancorp, Inc.	9,368	39,720
	Pamrapo Bancorp, Inc.	2,507	18,803
	Park Bancorp, Inc.	500	4,030
#	Park National Corp.	2,132	142,737
	Parkvale Financial Corp.	6,957	73,814
	Patriot National Bancorp	10,431	41,098
*	Pennsylvania Commerce Bancorp, Inc.	31,088	687,045
*	Penson Worldwide, Inc.	40,413	409,788
	Peoples Bancorp of North Carolina	1,200	8,040
	Peoples Bancorp, Inc.	55,010	911,516
* #	PHH Corp.	218,763	3,670,843
* #	PICO Holdings, Inc.	127,271	3,818,130
* #	Pinnacle Financial Partners, Inc.	139,279	2,484,737
* #	Piper Jaffray Companies, Inc.	78,800	2,731,996
	Platinum Underwriters Holdings, Ltd.	27,688	796,584
*	PMA Capital Corp. Class A	348,287	1,306,076
	Porter Bancorp, Inc.	3,651	53,414
	Preferred Bank	43,796	189,199
	Premier Financial Bancorp, Inc.	6,969	34,810
	Presidential Life Corp.	231,485	2,474,575
	Princeton National Bancorp, Inc.	5,102	72,142
*	ProAssurance Corp.	101,476	4,458,855
#	Prosperity Bancshares, Inc.	168,014	4,665,749
	Protective Life Corp.	61,082	523,473
#	Provident Bankshares Corp.	219,673	1,930,926
	Provident Financial Holdings, Inc.	52,378	346,219
	Provident Financial Services, Inc.	265,959	2,837,783
	Provident New York Bancorp	188,344	1,595,274
	Pulaski Financial Corp.	12,074	84,518

13

	QC Holdings, Inc.	1,415	9,070
	Radian Group, Inc.	256,640	443,987
	Rainier Pacific Financial Group, Inc.	38,173	47,716
	Reinsurance Group of America, Inc.	159,148	5,059,315
	Renasant Corp.	144,024	2,030,738
*	Republic First Bancorp, Inc.	5,842	48,080
	Resource America, Inc.	56,467	280,076
	Riverview Bancorp, Inc.	32,005	112,338
#	RLI Corp.	53,748	2,581,516
	Rockville Financial, Inc.	19,188	180,559
	Rome Bancorp, Inc.	67,122	604,098
	Royal Bancshares of Pennsylvania, Inc. Class A	600	1,404
	Rurban Financial Corp.	1,320	11,088
	Safety Insurance Group, Inc.	88,538	2,926,181
	Sanders Morris Harris Group, Inc.	115,206	520,731
	Sandy Spring Bancorp, Inc.	87,102	1,415,408
	SCBT Financial Corp.	10,888	251,186
*	Seabright Insurance Holdings	132,106	1,225,944
	Seacoast Banking Corp. of Florida	105,608	445,666
#	Security Bank Corp.	33,605	19,155
	Selective Insurance Group, Inc.	316,488	4,671,363
	Shore Bancshares, Inc.	3,823	74,128
	SI Financial Group, Inc.	17,273	69,092
	Simmons First National Corp. Class A	140,091	3,632,560
* #	SLM Corp.	170,983	825,848
	Smithtown Bancorp, Inc.	33,025	442,535
	Somerset Hills Bancorp	16,651	120,720
#	South Financial Group, Inc.	2,993	4,968
*	Southcoast Financial Corp.	12,010	66,656
	Southern Community Financial Corp.	120,522	435,084
*	Southern Connecticut Bancorp, Inc.	800	4,400
*	Southern First Bancshares, Inc.	9,649	55,482
	Southwest Bancorp, Inc.	95,709	655,607
*	Specialty Underwriters’ Alliance, Inc.	51	183
	State Auto Financial Corp.	167,895	2,724,936
	State Bancorp, Inc.	4,408	36,322
	StellarOne Corp.	66,272	852,921
	Sterling Bancshares, Inc.	158,472	1,053,839
#	Sterling Financial Corp.	77,773	248,096
#	Stewart Information Services Corp.	85,700	1,937,677
*	Stratus Properties, Inc.	39,127	353,317
	Student Loan Corp.	2,200	105,952
*	Sun Bancorp, Inc.	73,872	486,083
*	Superior Bancorp	14,587	61,703
	Susquehanna Bancshares, Inc.	303,162	2,443,486
*	Susser Holdings Corp.	47,141	681,187
	Sussex Bancorp	2,715	10,969
	SWS Group, Inc.	57,648	737,318
#	Synovus Financial Corp.	653,304	2,110,172
	Taylor Capital Group, Inc.	29,763	126,493
	Teche Holding Co.	1,400	46,270
*	Tennessee Commerce Bancorp, Inc.	5,621	46,514
	TF Financial Corp.	6,677	126,863
*	The Bancorp, Inc.	20,628	111,597
	The Phoenix Companies, Inc.	178,088	277,817

14

	The Wilber Corp.	4,700	33,605
*	Thomas Weisel Partners Group, Inc.	53,488	241,766
#	TIB Financial Corp.	22,039	68,762
*	Tidelands Bancshares, Inc.	2,800	10,472
	TierOne Corp.	91,806	194,629
	Timberland Bancorp, Inc.	59,792	324,671
*	Tower Financial Corp.	2,779	14,590
	Transatlantic Holdings, Inc.	179,018	6,790,153
*	Tree.com, Inc.	1,200	7,704
#	TriCo Bancshares	12,984	207,744
#	Trustmark Corp.	134,227	2,918,095
#	UCBH Holdings, Inc.	286,338	366,513
#	Umpqua Holdings Corp.	290,837	2,789,127
	Unico American Corp.	35,600	284,088
	Union Bankshares Corp.	73,995	1,264,575
*	United America Indemnity, Ltd.	47,577	241,215
#	United Bankshares, Inc.	90,796	2,355,248
*	United Capital Corp.	3,925	70,493
#	United Community Banks, Inc.	120,529	777,412
	United Community Financial Corp.	261,527	541,361
	United Financial Bancorp, Inc.	111,537	1,480,096
	United Fire & Casualty Co.	92,660	1,729,962
*	United PanAm Financial Corp.	24,714	45,227
	United Western Bancorp, Inc.	37,103	343,203
#	Unitrin, Inc.	260,675	4,431,475
	Unity Bancorp, Inc.	15,011	54,790
*	Universal American Corp.	259,300	2,678,569
	Univest Corp. of Pennsylvania	4,099	85,546
* #	Virginia Commerce Bancorp, Inc.	55,274	176,877
	VIST Financial Corp.	4,024	33,922
	W. R. Berkley Corp.	119,300	2,852,463
	Wainwright Bank & Trust Co.	7,220	55,919
	Washington Banking Co.	2,100	16,485
	Washington Federal, Inc.	217,830	2,827,433
	Wayne Savings Bancshares, Inc.	300	1,599
	Webster Financial Corp.	98,105	513,089
	Wesbanco, Inc.	216,513	4,306,444
	West Bancorporation	93,554	823,275
#	West Coast Bancorp	7,950	22,419
* #	Western Alliance Bancorp	94,840	617,408
	White Mountains Insurance Group, Ltd.	25,436	4,866,416
	Whitney Holding Corp.	263,941	3,156,734
	Wilshire Bancorp, Inc.	31,052	125,450
	Wintrust Financial Corp.	108,018	1,836,306
	WSB Holdings, Inc.	2,298	5,791
	WVS Financial Corp.	1,304	19,560
	Yadkin Valley Financial Corp.	45,744	375,101
	Zenith National Insurance Corp.	54,594	1,244,197
	Zions Bancorporation	256,376	2,802,190
*	ZipRealty, Inc.	60,199	169,159
Total Financials			396,562,189

Health Care — (5.9%)
*	Accelrys, Inc.	83,366	375,147
*	Adolor Corp.	108,698	244,571

15

* #	Air Methods Corp.	37,189	987,368
* #	Albany Molecular Research, Inc.	256,910	2,507,442
*	Allied Healthcare International, Inc.	212,863	332,066
*	Allied Healthcare Products, Inc.	26,236	149,020
*	Allion Healthcare, Inc.	133,665	744,514
*	American Dental Partners, Inc.	71,997	500,019
*	American Shared Hospital Services	8,624	17,679
*	AMICAS, Inc.	271,078	585,528
*	AMN Healthcare Services, Inc.	56,500	389,285
*	AngioDynamics, Inc.	137,153	1,737,729
*	Anika Therapeutics, Inc.	49,300	277,066
* #	Arena Pharmaceuticals, Inc.	23,173	65,116
*	Assisted Living Concepts, Inc.	46,917	930,364
*	Bioanalytical Systems, Inc.	12,419	19,746
*	BioScrip, Inc.	213,668	679,464
*	BMP Sunstone Corp.	400	1,560
#	Brookdale Senior Living, Inc.	31,754	327,384
*	Caliper Life Sciences, Inc.	213,467	307,392
	Cambrex Corp.	38,700	90,171
* #	Cantel Medical Corp.	126,736	1,790,780
*	Capital Senior Living Corp.	245,552	969,930
*	Cardiac Science Corp.	137,450	405,478
*	Cardiovascular Systems, Inc.	995	6,507
* #	Celera Corp.	128,503	1,039,589
* #	Community Health Systems, Inc.	287,300	6,561,932
*	CONMED Corp.	289,759	3,859,590
*	Continucare Corp.	25,655	50,797
#	Cooper Companies, Inc.	121,300	3,487,375
*	Cross Country Healthcare, Inc.	281,547	2,480,429
*	Cutera, Inc.	83,932	527,093
*	Cynosure, Inc. Class A	1,785	10,924
	Daxor Corp.	10,080	138,600
*	Digirad Corp.	2,294	3,143
*	Dynacq Healthcare, Inc.	6,397	22,390
* #	Emergent Biosolutions, Inc.	27,300	292,383
* #	Emeritus Corp.	9,551	86,341
* #	ev3, Inc.	285,062	2,383,118
*	Five Star Quality Care, Inc.	11,700	19,773
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	157,481	55,118
* #	Gentiva Health Services, Inc.	151,714	2,416,804
* #	Greatbatch, Inc.	100,828	2,121,421
*	Harvard Bioscience, Inc.	96,556	280,012
*	HealthSpring, Inc.	273,045	2,520,205
*	HealthStream, Inc.	641	1,577
*	HealthTronics, Inc.	268,771	392,406
*	Healthways, Inc.	104,846	1,093,544
	Hill-Rom Holdings, Inc.	156,600	2,032,668
*	Hi-Tech Pharmacal Co., Inc.	39,440	297,772
*	Home Diagnostics, Inc.	16,665	98,990
	Hooper Holmes, Inc.	30,102	11,740
*	IntegraMed America, Inc.	89,545	620,547
#	Invacare Corp.	153,248	2,358,487
* #	InVentiv Health, Inc.	62,552	693,702
* #	Inverness Medical Innovations, Inc.	142,480	4,600,679
*	Iridex Corp.	18,266	25,938

16

	Kewaunee Scientific Corp.	10,051	94,278
*	Kindred Healthcare, Inc.	155,000	2,018,100
*	King Pharmaceuticals, Inc.	779,471	6,142,231
*	Langer, Inc.	29,885	16,138
*	Lannet Co., Inc.	36,829	201,639
#	LCA-Vision, Inc.	113,248	651,176
*	LeMaitre Vascular, Inc.	11,284	28,774
*	Lexicon Pharmaceuticals, Inc.	40,658	44,724
* #	LifePoint Hospitals, Inc.	162,149	4,191,552
*	Magyar Bancorp, Inc.	4,390	21,731
* #	Maxygen, Inc.	188,843	1,104,732
*	MedCath Corp.	143,093	1,448,101
*	MediciNova, Inc.	2,450	6,174
* #	Molina Healthcare, Inc.	700	15,155
*	National Dentex Corp.	6,141	30,337
*	Nighthawk Radiology Holdings, Inc.	16,328	58,291
* #	NovaMed, Inc.	132,531	417,473
*	Nutraceutical International Corp.	71,243	585,617
*	NxStage Medical, Inc.	10,939	24,503
*	Odyssey Healthcare, Inc.	159,825	1,655,787
	Omnicare, Inc.	341,925	8,790,892
*	Osteotech, Inc.	167,822	641,080
* #	Par Pharmaceutical Cos., Inc.	77,991	836,843
*	PDI, Inc.	95,738	307,319
*	Prospect Medical Holdings, Inc.	25,950	44,375
*	Providence Service Corp.	106	1,041
*	Regeneration Technologies, Inc.	119,528	423,129
*	RehabCare Group, Inc.	36,500	609,550
*	Res-Care, Inc.	138,420	2,217,488
* #	Salix Pharmaceuticals, Ltd.	26,422	290,642
*	Skilled Healthcare Group, Inc.	34,500	301,185
*	Sonic Innovations, Inc.	105,112	65,169
	Span-American Medical System, Inc.	12,654	140,459
*	Spectrum Pharmaceuticals, Inc.	1,913	4,668
*	SRI/Surgical Express, Inc.	22,799	34,199
*	Strategic Diagnostics, Inc.	34,015	36,056
*	SunLink Health Systems, Inc.	3,759	6,052
*	Theragenics Corp.	223,700	277,388
*	Tomotherapy, Inc.	72,218	186,322
*	Transcept Pharmaceuticals, Inc.	550	1,595
*	Triple-S Management Corp.	54,727	701,600
* #	Vical, Inc.	2,895	7,382
* #	ViroPharma, Inc.	365,703	2,058,908
*	Vital Images, Inc.	56,893	576,326
*	Watson Pharmaceuticals, Inc.	181,939	5,629,193
	Young Innovations, Inc.	36,731	569,331
* #	Zoll Medical Corp.	48	772
Total Health Care			98,541,890

Industrials — (11.2%)
*	A. T. Cross Co. Class A	64,105	185,905
	A.O. Smith Corp.	76,600	2,381,494
* #	AAR Corp.	118,476	1,785,433
*	ACCO Brands Corp.	24,090	50,348
#	Aceto Corp.	220,642	1,577,590

17

*	AeroCentury Corp.	4,464	22,365
	Aircastle, Ltd.	161,392	1,065,187
* #	AirTran Holdings, Inc.	51,900	360,705
	Alamo Group, Inc.	66,795	752,112
*	Alaska Air Group, Inc.	144,700	2,428,066
	Albany International Corp. Class A	33,200	308,096
	Alexander & Baldwin, Inc.	120,438	3,208,468
*	Allied Defense Group, Inc.	44,901	180,951
*	Altra Holdings, Inc.	26,592	145,458
* #	Amerco, Inc.	93,653	3,039,040
	American Railcar Industries, Inc.	46,721	426,096
*	American Reprographics Co.	10,500	67,725
#	American Woodmark Corp.	62,766	1,299,256
	Ameron International Corp.	71,200	4,212,904
	Ampco-Pittsburgh Corp.	25,246	614,993
*	AMREP Corp.	6,420	119,348
#	Apogee Enterprises, Inc.	56,400	755,760
	Applied Industrial Technologies, Inc.	272,225	6,125,063
	Applied Signal Technologies, Inc.	50,764	1,003,097
* #	Argon ST, Inc.	105,268	2,146,415
	Arkansas Best Corp.	80,415	1,855,978
*	Armstrong World Industries, Inc.	13,800	250,884
*	Arotech Corp.	33,113	29,802
*	Avalon Holding Corp. Class A	12,927	22,752
#	Baldor Electric Co.	42,200	979,040
	Barnes Group, Inc.	62,835	889,744
	Barrett Business Services, Inc.	12,836	128,360
* #	Beacon Roofing Supply, Inc.	19,768	314,311
#	Belden, Inc.	32,050	516,646
*	BlueLinx Holdings, Inc.	136,962	428,691
	Bowne & Co., Inc.	174,393	891,148
#	Briggs & Stratton Corp.	118,921	1,769,544
*	BTU International, Inc.	821	3,071
* #	Builders FirstSource, Inc.	79,241	262,288
#	C&D Technologies, Inc.	44,332	97,087
*	CAI International, Inc.	8,400	30,744
	Cascade Corp.	20,390	492,826
	CDI Corp.	138,950	1,660,453
*	CECO Environmental Corp.	2,900	10,295
*	Celadon Group, Inc.	95,943	656,250
* #	Ceradyne, Inc.	83,612	1,441,471
	Champion Industries, Inc.	41,991	63,406
	Chase Corp.	684	6,532
	Chicago Rivet & Machine Co.	1,073	13,225
	CIRCOR International, Inc.	97,615	2,511,634
*	Coleman Cable, Inc.	11,608	28,904
*	Columbus McKinnon Corp.	29,122	377,421
*	Commercial Vehicle Group, Inc.	39,187	37,620
	CompX International, Inc.	2,700	16,146
*	Consolidated Graphics, Inc.	55,595	1,079,655
*	Cornell Companies, Inc.	133,400	2,425,212
*	Covenant Transport Group Class A	85,024	175,149
*	CPI Aerostructures, Inc.	19,296	142,790
*	CRA International, Inc.	20,030	467,500
	Cubic Corp.	95,902	2,753,346

18

*	Double Eagle Petroleum Co.	6,382	29,102
	Ducommun, Inc.	75,133	1,301,304
	Eagle Bulk Shipping, Inc.	20,900	136,268
	Eastern Co.	37,161	424,750
	Ecology & Environment, Inc. Class A	7,958	107,115
	Electro Rent Corp.	130,092	1,244,980
* #	EMCOR Group, Inc.	40,064	832,931
#	Encore Wire Corp.	85,599	1,869,482
*	EnerSys	69,516	1,185,248
	Ennis, Inc.	174,699	1,572,291
* #	EnPro Industries, Inc.	116,417	1,858,015
	Espey Manufacturing & Electronics Corp.	10,570	161,298
* #	Esterline Technologies Corp.	117,300	3,090,855
* #	Evergreen Solar, Inc.	41,007	99,647
*	ExpressJet Holdings, Inc.	27,549	34,161
	Federal Signal Corp.	191,024	1,484,256
*	First Advantage Corp.	39,759	570,144
*	Flanders Corp.	23,259	123,505
	Frozen Food Express Industries, Inc.	131,556	569,637
	G & K Services, Inc. Class A	60,117	1,501,121
#	GATX Corp.	170,900	5,145,799
#	Genco Shipping & Trading, Ltd.	20,900	399,190
*	Gencor Industries, Inc.	28,308	236,089
*	GP Strategies Corp.	110,690	442,760
	Great Lakes Dredge & Dock Corp.	77,713	307,743
	Greenbrier Companies, Inc.	99,612	847,698
*	Griffon Corp.	232,921	2,019,425
	Hardinge, Inc.	76,764	368,467
*	Henry Bros. Electronics, Inc.	12,060	82,852
* #	Herley Industries, Inc.	151,895	1,570,594
* #	Hertz Global Holdings, Inc.	704,289	4,789,165
*	Hudson Highland Group, Inc.	97,317	159,600
*	Hurco Companies, Inc.	26,992	413,787
*	ICF International, Inc.	1,300	35,763
*	ICT Group, Inc.	69,762	493,915
	Innovative Solutions & Support, Inc.	2,164	10,387
* #	Insituform Technologies, Inc. Class A	32,798	502,793
	Insteel Industries, Inc.	37,235	277,401
* #	Interline Brands, Inc.	147,362	1,909,812
	International Shipholding Corp.	25,572	537,012
*	Intersections, Inc.	82,366	270,984
* #	JetBlue Airways Corp.	314,864	1,552,280
*	Kadant, Inc.	129,724	1,600,794
	Kaman Corp. Class A	101,860	1,722,453
* #	Kansas City Southern	2,133	32,528
	Kelly Services, Inc. Class A	129,612	1,472,392
	Kennametal, Inc.	17,000	347,650
*	Key Technology, Inc.	10,312	108,688
* #	Kforce, Inc.	118,754	1,295,606
	L.S. Starrett Co. Class A	18,664	191,119
*	Ladish Co., Inc.	37,047	280,446
	Lawson Products, Inc.	33,900	389,172
*	Layne Christensen Co.	51,447	1,114,342
*	LECG Corp.	88,534	257,634
*	LGL Group, Inc.	10,433	39,958

19

*	Limco-Piedmont, Inc.	13,990	34,555
*	LMI Aerospace, Inc.	6,717	44,265
	LSI Industries, Inc.	84,861	476,070
*	Lydall, Inc.	131,546	564,332
*	M&F Worldwide Corp.	176,418	2,813,867
*	Mac-Gray Corp.	94,135	649,532
*	Magnetek, Inc.	29,884	52,297
* ●	MAIR Holdings, Inc. Escrow Shares	161,133	—
*	Marten Transport, Ltd.	169,388	3,513,107
#	McGrath Rentcorp	25,030	529,134
*	Merrimac Industries, Inc.	11,871	45,347
*	MFRI, Inc.	22,254	113,273
*	Miller Industries, Inc.	36,470	291,760
*	Misonix, Inc.	20,368	46,846
* #	Mobile Mini, Inc.	116,111	1,590,721
#	Mueller Industries, Inc.	48,340	1,062,030
	Mueller Water Products, Inc.	381,916	1,600,228
	NACCO Industries, Inc. Class A	27,400	1,048,050
*	Nashua Corp.	17,404	26,976
	National Technical Systems, Inc.	104,047	327,748
* #	NCI Building Systems, Inc.	76,400	301,780
*	North America Galvanizing & Coatings, Inc.	2,725	12,671
*	Ocean Power Technologies, Inc.	1,857	12,182
*	On Assignment, Inc.	140,016	492,856
	Oshkosh Truck Corp. Class B	193,927	1,861,699
* #	Owens Corning, Inc.	268,753	4,810,679
*	P.A.M. Transportation Services, Inc.	60,286	320,722
	Pacer International, Inc.	38,183	161,896
*	Paragon Technologies, Inc.	2,281	4,585
*	Park-Ohio Holdings Corp.	50,899	236,680
*	Patrick Industries, Inc.	6,319	3,539
*	Patriot Transportation Holding, Inc.	9,309	642,693
*	Perini Corp.	132,280	2,288,444
*	PGT, Inc.	5,300	11,395
*	Pinnacle Airlines Corp.	32,938	68,511
*	Plug Power, Inc.	368,931	365,242
* #	Polypore International, Inc.	11,800	88,972
	Portec Rail Products, Inc.	14,102	112,816
	Preformed Line Products Co.	23,575	874,633
	Providence & Worcester Railroad Co.	12,000	138,000
#	Quixote Corp.	1,816	5,176
*	RCM Technologies, Inc.	93,190	123,943
#	Regal-Beloit Corp.	121,678	4,943,777
*	Republic Airways Holdings, Inc.	324,320	2,322,131
#	Robbins & Myers, Inc.	5,026	95,243
*	Rush Enterprises, Inc. Class A	263,181	3,463,462
*	Rush Enterprises, Inc. Class B	51,902	577,150
	Ryder System, Inc.	255,543	7,075,986
*	Saia, Inc.	132,286	1,727,655
	Schawk, Inc.	136,772	983,391
* #	School Specialty, Inc.	22,171	416,150
	Servidyne, Inc.	18,317	41,396
	Servotronics, Inc.	5,550	57,776
*	SIFCO Industries, Inc.	12,789	101,673
	SkyWest, Inc.	229,708	2,765,684

20

*	SL Industries, Inc.	4,399	33,212
*	Sparton Corp.	20,257	27,347
*	Spherion Corp.	140,970	506,082
	Standex International Corp.	85,425	1,184,845
	Steelcase, Inc. Class A	191,605	867,971
	Supreme Industries, Inc.	15,254	19,830
	Sypris Solutions, Inc.	24,414	18,555
	TAL International Group, Inc.	46,920	449,494
*	TeamStaff, Inc.	1,296	2,365
	Technology Research Corp.	27,760	54,548
	Tecumseh Products Co. Class A	13,892	141,837
*	Tecumseh Products Co. Class B	7,143	77,287
#	The Manitowoc Co., Inc.	34,200	203,490
	Timken Co.	157,215	2,528,017
	Todd Shipyards Corp.	32,526	448,208
*	TRC Companies, Inc.	93,643	250,027
#	Tredegar Industries, Inc.	257,286	4,523,088
*	Trex Co., Inc.	4,500	49,275
*	TriMas Corp.	2,112	5,280
#	Trinity Industries, Inc.	171,931	2,511,912
	Triumph Group, Inc.	40,020	1,654,027
*	Tufco Technologies, Inc.	3,375	13,770
	Twin Disc, Inc.	15,340	104,619
*	U.S. Home Systems, Inc.	6,300	13,041
*	United Rentals, Inc.	258,000	1,563,480
#	Universal Forest Products, Inc.	62,910	2,111,260
*	URS Corp.	23,200	1,022,192
*	US Airways Group, Inc.	12,600	47,754
*	USA Truck, Inc.	63,539	893,358
	Valpey Fisher Corp.	13,337	15,338
*	Versar, Inc.	300	744
	Viad Corp.	65,784	1,255,159
*	Volt Information Sciences, Inc.	126,865	910,891
	Wabash National Corp.	3,300	4,125
*	Waste Services, Inc.	130,612	705,305
	Watts Water Technologies, Inc.	83,601	1,860,958
*	WCA Waste Corp.	76,693	157,221
#	Werner Enterprises, Inc.	212,994	3,482,452
*	Willis Lease Finance Corp.	36,911	420,785
* #	YRC Worldwide, Inc.	85,412	258,798
Total Industrials			189,252,881

Information Technology — (13.4%)
*	3Com Corp.	600,408	2,431,652
*	Acorn Energy, Inc.	7,801	19,112
* #	Actel Corp.	199,102	2,462,892
*	ActivIdentity Corp.	343,997	739,594
*	Adaptec, Inc.	620,985	1,776,017
* #	ADC Telecommunications, Inc.	115,100	847,136
*	Advanced Analogic Technologies, Inc.	3,600	17,280
* #	Advanced Energy Industries, Inc.	24,752	208,659
*	Aehr Test Systems	9,509	9,794
	Agilysys, Inc.	208,773	1,258,901
* ●	Allen Organ Co. Escrow Shares	400	3,635
	American Software, Inc. Class A	87,793	487,251

21

*	Amtech Systems, Inc.	49,174	206,039
*	Anadigics, Inc.	307,546	928,789
*	Analysts International Corp.	20,733	13,041
*	Anaren, Inc.	164,331	2,137,946
*	Applied Micro Circuits Corp.	122,473	667,478
* #	Arris Group, Inc.	416,570	4,444,802
*	Arrow Electronics, Inc.	351,411	7,991,086
	Astro-Med, Inc.	18,213	100,354
*	Autobytel, Inc.	230,210	124,313
*	Avid Technology, Inc.	171,516	1,898,682
* #	Avocent Corp.	168,208	2,428,924
	AVX Corp.	352,517	3,528,695
*	Aware, Inc.	33,067	77,707
*	Axcelis Technologies, Inc.	102,018	47,948
*	AXT, Inc.	151,725	128,966
	Bel Fuse, Inc. Class A	10,162	147,349
	Bel Fuse, Inc. Class B	47,372	766,479
*	Benchmark Electronics, Inc.	267,505	3,244,836
	Black Box Corp.	45,632	1,248,948
*	Borland Software Corp.	79,000	60,040
*	Brightpoint, Inc.	52,942	275,828
*	Brooks Automation, Inc.	150,881	938,480
*	CalAmp Corp.	27,270	21,816
*	California Micro Devices Corp.	137,276	385,746
*	Cascade Microtech, Inc.	64,377	212,444
*	Catapult Communications Corp.	89,974	664,908
*	CEVA, Inc.	93,057	767,720
*	Checkpoint Systems, Inc.	102,761	1,248,546
*	Ciber, Inc.	445,364	1,438,526
* #	Ciena Corp.	300,791	3,594,452
	Cohu, Inc.	161,625	1,577,460
*	Comarco, Inc.	38,000	61,560
# ●	Commerce One LLC	110	—
	Communications Systems, Inc.	41,289	345,176
*	Concurrent Computer Corp.	28,505	134,829
*	Convergys Corp.	165,029	1,668,443
*	CPI International, Inc.	41,621	455,750
*	Cray, Inc.	33,645	141,309
*	CSP, Inc.	4,766	14,250
	CTS Corp.	292,338	1,774,492
*	CyberOptics Corp.	73,404	341,329
*	Cypress Semiconductor Corp.	336,209	2,666,137
*	Datalink Corp.	7,480	24,834
	Dataram Corp.	30,882	40,764
*	DDi Corp.	52,992	180,173
*	Digi International, Inc.	192,083	1,396,443
*	Digimarc Corp.	25,898	257,944
*	Ditech Networks, Inc.	212,832	208,597
*	Dot Hill Systems Corp.	220,683	169,926
*	DSP Group, Inc.	126,082	793,056
*	Dycom Industries, Inc.	99,066	834,136
*	Dynamics Research Corp.	33,374	275,336
*	Echostar Holding Corp.	107,998	1,708,528
*	Edgewater Technology, Inc.	78,198	186,893
*	EFJohnson Technologies, Inc.	24,415	15,626

22

*	Electro Scientific Industries, Inc.	246,939	2,123,675
*	Electronics for Imaging, Inc.	183,168	1,798,710
*	EMS Technologies, Inc.	76,434	1,456,068
*	Emulex Corp.	264,604	2,770,404
*	Endwave Corp.	60,536	167,079
*	Entegris, Inc.	145,960	216,021
* #	Epicor Software Corp.	219,100	1,209,432
* #	EPIQ Systems, Inc.	98,528	1,524,228
*	ePlus, Inc.	21,137	253,433
*	Euronet Worldwide, Inc.	132,668	2,146,568
*	Exar Corp.	197,148	1,212,460
*	Fairchild Semiconductor Corp. Class A	289,223	1,781,614
	Fidelity National Information Services, Inc.	71,300	1,272,705
*	FormFactor, Inc.	57,494	1,002,120
	Frequency Electronics, Inc.	19,864	65,948
*	FSI International, Inc.	203,209	99,572
*	Gerber Scientific, Inc.	207,688	820,368
	Gevity HR, Inc.	127,567	505,165
* #	Globecomm Systems, Inc.	104,065	707,642
*	GSI Technology, Inc.	91,690	283,322
*	GTSI Corp.	93,664	421,488
*	Hackett Group, Inc.	229,511	516,400
*	Harris Stratex Networks, Inc. Class A	86,859	349,173
*	Hauppauge Digital, Inc.	3,155	4,149
* #	Hutchinson Technology, Inc.	8,376	16,082
*	Hypercom Corp.	114,851	124,039
*	I.D. Systems, Inc.	59,298	233,041
*	IAC/InterActiveCorp	403,904	6,470,542
*	ICx Technologies, Inc.	4,595	17,185
*	Ikanos Communications, Inc.	159,714	234,780
	Imation Corp.	104,708	1,047,080
*	infoGROUP, Inc.	102,751	416,142
	InfoSpace, Inc.	129,641	859,520
*	Ingram Micro, Inc.	428,471	6,221,399
*	Insight Enterprises, Inc.	80,616	461,124
*	Integrated Device Technology, Inc.	572,328	3,107,741
*	Integrated Silicon Solution, Inc.	228,703	512,295
*	Intelli-Check, Inc.	2,776	3,581
*	Internap Network Services Corp.	193,522	537,991
* #	International Rectifier Corp.	91,300	1,541,144
*	Internet Brands, Inc.	124,952	765,956
*	Internet Capital Group, Inc.	436,786	2,371,748
*	Interphase Corp.	43,384	195,228
*	Intest Corp.	57,664	12,095
*	Intevac, Inc.	127,148	876,050
*	IntriCon Corp.	8,166	24,825
*	INX, Inc.	3,600	12,420
* #	Ixia	54,901	316,230
	IXYS Corp.	131,448	1,254,014
*	Jaco Electronics, Inc.	7,912	6,250
* #	JDA Software Group, Inc.	155,480	2,193,823
*	JDS Uniphase Corp.	475,842	2,193,632
	Keithley Instruments, Inc.	45,736	158,247
*	Key Tronic Corp.	72,852	105,635
*	Keynote Systems, Inc.	96,456	743,676

23

*	Kopin Corp.	247,140	679,635
*	Kratos Defense & Security Solutions, Inc.	92,207	72,844
*	KVH Industries, Inc.	37,815	207,983
* #	L-1 Identity Solutions, Inc.	267,708	1,959,623
*	Lattice Semiconductor Corp.	647,793	1,127,160
* #	LeCroy Corp.	96,724	314,353
*	Lionbridge Technologies, Inc.	90,529	122,214
*	LookSmart, Ltd.	135,597	169,496
*	Loral Space & Communications, Inc.	73,902	1,725,612
*	LTX-Credence Corp.	24,734	12,120
*	Macrovision Solutions Corp.	225,865	4,566,990
*	Management Network Group, Inc.	107,820	33,424
	Marchex, Inc. Class B	30,549	138,081
*	Measurement Specialties, Inc.	9,392	63,772
*	Mercury Computer Systems, Inc.	106,517	864,918
*	Merix Corp.	37,251	23,096
	Methode Electronics, Inc.	230,465	1,387,399
* #	Micron Technology, Inc.	423,015	2,064,313
*	MIVA, Inc.	25,997	8,834
* #	MKS Instruments, Inc.	269,445	4,216,814
*	ModusLink Global Solutions, Inc.	222,832	824,478
*	MoSys, Inc.	35,550	49,770
*	MPS Group, Inc.	544,200	4,375,368
*	MSC.Software Corp.	52,204	320,533
* #	Multi-Fineline Electronix, Inc.	24,200	485,694
*	Nanometrics, Inc.	120,927	244,273
*	Napco Security Technologies, Inc.	2,643	3,515
*	NetScout Systems, Inc.	500	4,495
*	Network Equipment Technologies, Inc.	130,605	513,278
*	Newport Corp.	229,940	1,147,401
*	Nu Horizons Electronics Corp.	117,605	328,119
	O.I. Corp.	8,610	67,373
*	OmniVision Technologies, Inc.	204,589	1,945,641
*	Online Resources Corp.	23,209	99,567
	Openwave Systems, Inc.	2,463	2,956
*	Oplink Communications, Inc.	129,469	1,429,338
*	OPNET Technologies, Inc.	72,589	624,265
*	OpNext, Inc.	52,713	133,364
*	Optelecom-NKF, Inc.	4,562	17,244
*	Optical Cable Corp.	64,334	178,849
*	OSI Systems, Inc.	73,747	1,382,756
*	Overland Storage, Inc.	23,164	15,752
*	PAR Technology Corp.	66,596	348,297
*	PC Connection, Inc.	250,745	1,241,188
	PC-Tel, Inc.	112,140	546,122
*	PDF Solutions, Inc.	2,290	4,099
#	Pegasystems, Inc.	7,294	127,426
*	Perceptron, Inc.	82,835	299,034
*	Perficient, Inc.	8,200	57,154
*	Performance Technologies, Inc.	67,536	187,075
*	Pericom Semiconductor Corp.	300,372	2,676,315
*	Perot Systems Corp.	57,712	811,431
*	Pervasive Software, Inc.	220,092	1,080,652
*	Photronics, Inc.	223,635	373,470
*	Physicians Formula Holdings, Inc.	19,883	48,713

24

#	Plantronics, Inc.	55,675	709,300
*	PLATO Learning, Inc.	52,101	154,219
*	PLX Technology, Inc.	112,134	380,134
*	Presstek, Inc.	18,573	35,846
* ●	Price Communications Liquidation Trust	262,880	35,904
	Qualstar Corp.	1,100	2,618
*	QuickLogic Corp.	7,922	12,041
*	Rackable Systems, Inc.	15,321	69,864
* #	RadiSys Corp.	127,566	914,648
*	RealNetworks, Inc.	642,872	1,581,465
	RF Industries, Ltd.	1,555	5,209
*	RF Monolithics, Inc.	15,864	5,394
	Richardson Electronics, Ltd.	76,502	273,877
*	Rudolph Technologies, Inc.	162,109	847,830
*	S1 Corp.	531,535	3,295,517
*	Sandisk Corp.	371,916	5,846,520
*	SCM Microsystems, Inc.	104,395	247,416
*	SeaChange International, Inc.	297,893	1,867,789
*	Selectica, Inc.	185,499	79,765
*	Semitool, Inc.	115,571	548,962
* #	Sigma Designs, Inc.	6,900	89,148
*	Silicon Image, Inc.	1,584	4,308
*	Silicon Storage Technology, Inc.	805,599	1,490,358
*	Skyworks Solutions, Inc.	137,405	1,214,660
*	Smith Micro Software, Inc.	33,393	287,180
*	Soapstone Networks, Inc.	138,830	512,283
*	SonicWALL, Inc.	358,589	1,947,138
*	Spectrum Control, Inc.	74,740	528,412
* #	Standard Microsystems Corp.	63,940	1,014,088
	StarTek, Inc.	95,857	394,931
*	SumTotal Systems, Inc.	176,589	679,868
*	Sunair Electronics, Inc.	2,400	5,016
*	SupportSoft, Inc.	165,208	371,718
*	Sycamore Networks, Inc.	1,279,954	3,775,864
*	Symmetricom, Inc.	333,535	1,661,004
* #	SYNNEX Corp.	215,600	4,641,868
*	Tech Data Corp.	136,956	3,942,963
	Technitrol, Inc.	127,033	517,024
*	Technology Solutions Co.	16,770	39,242
*	TechTarget, Inc.	2,545	10,205
*	TechTeam Global, Inc.	98,368	510,530
*	Telular Corp.	85,343	170,686
*	Teradyne, Inc.	545,750	3,241,755
*	Tessco Technologies, Inc.	24,013	219,719
	TheStreet.com, Inc.	126,838	270,165
*	THQ, Inc.	65,242	223,128
*	Tier Technologies, Inc. Class B	212,891	1,339,084
*	Tollgrade Communications, Inc.	77,253	459,655
*	Track Data Corp.	54,329	43,463
*	Transact Technologies, Inc.	3,200	14,048
*	Trident Microsystems, Inc.	5,900	8,083
*	Triquint Semiconductor, Inc.	909,110	3,481,891
	TSR, Inc.	10,164	17,177
*	TTM Technologies, Inc.	255,932	1,899,015
*	Ultra Clean Holdings, Inc.	26,156	47,604

25

* #	Ultratech, Inc.	40,582	548,669
	United Online, Inc.	142,904	757,391
*	UTStarcom, Inc.	598,015	699,678
*	ValueClick, Inc.	91,368	968,501
*	Vicon Industries, Inc.	36,465	198,734
*	Video Display Corp.	6,670	21,678
*	Vignette Corp.	275,116	2,272,458
*	Virage Logic Corp.	71,360	245,478
*	Vishay Intertechnology, Inc.	29,870	175,337
*	Web.com Group, Inc.	88,082	366,421
*	White Electronics Designs Corp.	302,357	1,333,394
*	Winland Electronics, Inc.	8,331	5,998
*	Wireless Ronin Technologies, Inc.	18,100	34,028
*	Wireless Telecom Group, Inc.	119,758	59,879
*	WPCS International, Inc.	6,153	12,244
*	ZiLOG, Inc.	30,342	69,787
*	Zoran Corp.	324,124	2,897,669
*	Zygo Corp.	90,529	454,456
Total Information Technology			225,880,146

Materials — (5.5%)
	A. Schulman, Inc.	260,326	4,084,515
#	A.M. Castle & Co.	171,894	1,665,653
*	American Pacific Corp.	39,381	279,211
	Arch Chemicals, Inc.	46,202	1,117,164
	Ashland, Inc.	72,400	1,589,904
*	Brush Engineered Materials, Inc.	104,000	1,759,680
*	Buckeye Technologies, Inc.	215,900	1,111,885
*	Bway Holding Co.	43,721	407,480
	Cabot Corp.	162,798	2,376,851
	Carpenter Technology Corp.	105,464	2,179,941
	Commercial Metals Co.	179,374	2,669,085
*	Continental Materials Corp.	50	725
*	Core Molding Technologies, Inc.	3,890	9,180
	Cytec Industries, Inc.	97,591	1,938,157
* #	Flotek Industries, Inc.	26,900	55,683
	Friedman Industries, Inc.	55,040	295,565
	Gibraltar Industries, Inc.	123,933	830,351
* #	Graphic Packaging Holding Co.	776,525	1,335,623
*	H&E Equipment Services, Inc.	79,070	595,397
	H.B. Fuller Co.	34,033	601,023
*	Haynes International, Inc.	15,408	347,913
* #	Headwaters, Inc.	79,700	200,844
*	Hecla Mining Co.	6,700	16,549
*	Horsehead Holding Corp.	118,750	847,875
*	ICO, Inc.	68,394	168,933
	Innospec, Inc.	4,308	33,861
	Kaiser Aluminum Corp.	48,013	1,418,304
*	Kapstone Paper and Packaging Corp.	10,725	30,566
	Kronos Worldwide, Inc.	40,756	304,447
*	Landec Corp.	71,200	481,312
#	Louisiana-Pacific Corp.	70,500	286,935
	MeadWestavco Corp.	311,900	4,884,354
*	Metalico, Inc.	19,620	45,126
	Minerals Technologies, Inc.	46,819	1,741,199

26

* #	Mines Management, Inc.	45,192	70,048
*	Mod-Pac Corp.	6,879	16,854
	Myers Industries, Inc.	202,522	2,031,296
	Neenah Paper, Inc.	86,988	435,810
	NL Industries, Inc.	44,158	534,753
	NN, Inc.	160,834	210,693
*	Northern Technologies International Corp.	19,155	100,372
* #	Northwest Pipe Co.	81,700	3,098,881
	Olympic Steel, Inc.	104,913	1,924,104
*	OM Group, Inc.	169,000	4,708,340
	P.H. Glatfelter Co.	173,288	1,538,797
	Penford Corp.	63,394	283,371
*	PolyOne Corp.	425,675	1,166,350
	Quaker Chemical Corp.	70,548	825,412
*	Ready Mix, Inc.	9,185	27,096
	Reliance Steel & Aluminum Co.	206,415	7,272,000
*	Rock of Ages Corp.	7,450	13,485
	Rock-Tenn Co. Class A	100,708	3,802,734
*	Rockwood Holdings, Inc.	47,446	583,586
*	Rosetta Resources, Inc.	233,164	1,643,806
* #	RTI International Metals, Inc.	86,100	1,120,161
#	Schnitzer Steel Industries, Inc. Class A	80,006	3,965,097
	Schweitzer-Maudoit International, Inc.	58,765	1,349,832
	Sensient Technologies Corp.	5,173	120,945
	Spartech Corp.	54,557	214,409
#	Steel Dynamics, Inc.	193,358	2,407,307
* #	Stillwater Mining Co.	208,846	941,895
*	Symyx Technologies, Inc.	11,400	55,176
	Synalloy Corp.	18,885	113,877
#	Temple-Inland, Inc.	99,000	1,182,060
#	Texas Industries, Inc.	65,900	2,107,482
*	U.S. Concrete, Inc.	343,043	679,225
*	Universal Stainless & Alloy Products, Inc.	44,949	602,317
* #	US Gold Corp.	8,181	16,280
	Wausau Paper Corp.	433,003	3,780,116
#	Westlake Chemical Corp.	205,655	3,845,749
#	Worthington Industries, Inc.	237,788	3,543,041
* #	Zoltek Companies, Inc.	68,754	541,094
Total Materials			92,585,142

Other — (0.0%)
* ●	ePresence, Inc. Escrow Shares	49,500	—
* ●	Petrocorp, Inc. Escrow Shares	4,900	294
Total Other			294

Telecommunication Services — (0.4%)
	Arbinet-thexchange, Inc.	97,706	184,664
#	CenturyTel, Inc.	169,131	4,591,907
	D&E Communications, Inc.	103,498	579,589
*	General Communications, Inc. Class A	148,790	1,139,731
*	IDT Corp.	8,177	9,731
*	IDT Corp. Class B	22,269	30,286
*	Occam Networks, Inc.	12,212	33,583
*	Point.360	7,043	8,874
	SureWest Communications	93,362	601,251

27

*	Xeta Corp.	76,949	151,590
Total Telecommunication Services			7,331,206

Utilities — (0.4%)
	Maine & Maritimes Corp.	5,278	184,730
	Middlesex Water Co.	88	1,241
*	Mirant Corp.	374,268	4,764,432
* #	Reliant Energy, Inc.	288,500	1,430,960
	Southern Union Co.	1	8
	Unitil Corp.	13,325	272,896
Total Utilities			6,654,267

TOTAL COMMON STOCKS			1,399,688,622

RIGHTS/WARRANTS — (0.0%)
*	German American Bancorp, Inc. Rights 04/23/09	65,434	—
* ●	Lantronix, Inc. Warrants 2008	259	—
TOTAL RIGHTS/WARRANTS			—

TEMPORARY CASH INVESTMENTS — (0.4%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,719,638	6,719,638

SECURITIES LENDING COLLATERAL — (16.7%)
§ @	DFA Short Term Investment Fund LP	280,514,892	280,514,892

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $2,956,721 GNMA 7.000%, 12/15/36, valued at $1,724,383) to be repurchased at $1,674,166	$1,674	1,674,158

TOTAL SECURITIES LENDING COLLATERAL			282,189,050

TOTAL INVESTMENTS - (100.0%) (Cost $2,025,902,897)			$1,688,597,310

See accompanying Notes to Financial Statements.

28

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (78.4%)
Consumer Discretionary — (12.4%)
* #	1-800-FLOWERS.COM, Inc.	9,796	$28,604
*	4Kids Entertainment, Inc.	1,474	1,887
* #	99 Cents Only Stores	220,576	2,368,986
*	A.C. Moore Arts & Crafts, Inc.	23,100	68,145
#	Aaron’s, Inc.	54,100	1,815,596
	Aaron’s, Inc. Class A	6,547	196,410
	Acme United Corp.	10,049	82,804
*	AFC Enterprises, Inc.	32,777	203,545
	Aldila, Inc.	15,402	62,840
*	Alloy, Inc.	42,134	192,552
	Ambassadors Group, Inc.	27,951	341,002
	AMCON Distributing Co.	300	11,400
* #	American Apparel, Inc.	41,000	276,750
	American Axle & Manufacturing Holdings, Inc.	300	300
	American Greetings Corp. Class A	39,700	311,645
*	American Public Education, Inc.	9,487	341,532
*	America’s Car-Mart, Inc.	36,251	587,991
	Ameristar Casinos, Inc.	21,900	449,388
* #	AnnTaylor Stores Corp.	44,200	326,638
	Arctic Cat, Inc.	30,230	120,920
	Ark Restaurants Corp.	5,861	67,108
	ArvinMeritor, Inc.	76,676	95,078
	Asbury Automotive Group, Inc.	46,147	446,241
*	ATC Technology Corp.	39,853	633,264
*	Audiovox Corp. Class A	20,566	114,347
*	Avatar Holdings, Inc.	17,168	318,981
*	Bakers Footwear Group, Inc.	6,007	4,295
*	Ballantyne of Omaha, Inc.	42,200	99,170
#	Barnes & Noble, Inc.	1,150	30,038
*	Barry (R.G.) Corp.	30,258	182,153
	Bassett Furniture Industries, Inc.	12,487	28,221
	Beasley Broadcast Group, Inc.	20,332	46,357
	bebe stores, inc.	101,535	934,122
*	Benihana, Inc.	6,594	35,608
*	Benihana, Inc. Class A	225	1,177
	Big 5 Sporting Goods Corp.	21,009	172,904
* #	BJ’s Restaurants, Inc.	58,975	972,498
#	Blockbuster, Inc. Class A	66,942	53,554
* #	Blue Nile, Inc.	18,348	780,891
*	Bluegreen Corp.	36,186	69,115
	Blyth, Inc.	17,566	774,309
	Bob Evans Farms, Inc.	45,400	1,100,950
#	Bon-Ton Stores, Inc.	34,714	102,406

1

	Books-A-Million, Inc.	26,211	150,451
	Bowl America, Inc. Class A	1,400	17,178
#	Boyd Gaming Corp.	10,300	94,657
#	Brookfield Homes Corp.	41,644	218,631
	Brown Shoe Company, Inc.	56,218	361,482
	Brunswick Corp.	34,421	205,838
	Buckle, Inc.	43,950	1,642,411
* #	Buffalo Wild Wings, Inc.	16,161	630,925
*	Build-A-Bear-Workshop, Inc.	41,500	226,590
* #	Cabela’s, Inc.	95,125	1,218,551
*	Cache, Inc.	23,974	109,082
* #	California Coastal Communities, Inc.	6,347	8,442
* #	California Pizza Kitchen, Inc.	42,611	669,419
	Callaway Golf Co.	100,576	759,349
	Canterbury Park Holding Corp.	7,364	44,184
* #	Capella Education Co.	10,048	516,266
	Carmike Cinemas, Inc.	49,999	203,996
*	Carriage Services, Inc.	56,815	149,423
*	Carrols Restaurant Group, Inc.	20,438	120,993
* #	Carter’s, Inc.	35,800	765,404
#	Cato Corp. Class A	68,132	1,309,497
*	Cavalier Homes, Inc.	35,863	59,533
*	Cavco Industries, Inc.	15,755	369,297
*	CEC Entertainment, Inc.	19,500	593,970
*	Charlotte Russe Holding, Inc.	49,340	619,217
*	Cheesecake Factory, Inc.	68,130	1,183,418
#	Cherokee, Inc.	11,439	208,991
* #	Chico’s FAS, Inc.	130,600	997,784
	Christopher & Banks Corp.	74,634	414,965
	Churchill Downs, Inc.	15,447	537,710
	Cinemark Holdings, Inc.	88,690	789,341
*	Citi Trends, Inc.	28,237	693,501
	CKE Restaurants, Inc.	55,681	532,867
	Coachmen Industries, Inc.	5,223	4,413
	Cobra Electronics Corp.	1,300	2,392
* #	Coinstar, Inc.	30,098	1,071,188
*	Coldwater Creek, Inc.	139,370	480,826
	Collectors Universe, Inc.	19,023	76,282
* #	Conn’s, Inc.	51,157	841,021
	Cooper Tire & Rubber Co.	75,000	620,250
* #	Corinthian Colleges, Inc.	20,493	315,592
	Courier Corp.	27,193	426,386
*	Cox Radio, Inc.	32,062	153,898
	CPI Corp.	6,200	63,240
#	Cracker Barrel Old Country Store, Inc.	19,637	640,363
	Craftmade International, Inc.	11,921	24,557
* #	Crown Media Holdings, Inc.	160,638	496,371
	CSS Industries, Inc.	26,160	519,538
*	Culp, Inc.	36,578	161,309
*	Cybex International, Inc.	39,657	43,424
*	Cycle Country Accessories Corp.	3,380	1,115
* #	Deckers Outdoor Corp.	9,001	508,737
*	dELiA*s, Inc.	18,220	39,173
*	Delta Apparel, Inc.	5,459	32,699
*	Design Within Reach, Inc.	32,400	28,188

2

*	Destination Maternity Corp.	8,985	120,579
#	DeVry, Inc.	18	766
*	DG FastChannel, Inc.	36,151	843,403
* #	Diedrich Coffee, Inc.	3,601	35,002
	Dillards, Inc. Class A	43,600	336,156
	DineEquity, Inc.	12,770	409,151
*	Dixie Group, Inc.	16,773	32,540
* #	Dolan Media Co.	7,900	94,089
* #	Domino’s Pizza, Inc.	11,300	106,672
*	Dorman Products, Inc.	17,099	182,959
	Dover Downs Gaming & Entertainment, Inc.	24,233	103,475
	Dover Motorsports, Inc.	39,453	62,730
* #	Drew Industries, Inc.	39,222	560,090
* #	DSW, Inc.	18,857	204,976
*	Duckwall-ALCO Stores, Inc.	1,500	16,950
	E.W. Scripps Co.	4,390	8,648
	Educational Development Corp.	2,007	11,239
*	Einstein Noah Restaurant Group, Inc.	25,457	274,681
*	Emerson Radio Corp.	31,280	20,019
* #	Empire Resorts, Inc.	80,210	133,951
*	Entravision Communications Corp.	6,889	3,513
	Escalade, Inc.	1,918	1,918
#	Ethan Allen Interiors, Inc.	23,915	321,657
*	Famous Dave’s of America, Inc.	18,801	127,095
*	Federal-Mogul Corp.	500	5,550
*	FGX International Holdings, Ltd.	34,841	401,368
	Finish Line, Inc. Class A	105,670	898,195
	Fisher Communications, Inc.	23,835	287,450
*	Flanigan’s Enterprises, Inc.	1,877	8,728
	Flexsteel Industries, Inc.	2,036	14,476
* #	Fossil, Inc.	24,489	493,698
*	Franklin Covey Co.	47,337	198,342
*	Franklin Electronic Publishers, Inc.	15,692	12,554
	Fred’s, Inc.	101,430	1,385,534
	Frisch’s Restaurants, Inc.	1,400	35,070
* #	Fuel Systems Solutions, Inc.	33,054	504,735
*	Full House Resorts, Inc.	17,426	37,466
*	Gaiam, Inc.	6,300	36,666
*	GameTech International, Inc.	6,739	9,030
*	Gaming Partners International Corp.	21,356	127,495
* #	Gander Mountain Co.	65,006	253,523
* #	Genesco, Inc.	43,300	986,374
*	Gentek, Inc.	20,805	397,167
*	G-III Apparel Group, Ltd.	11,550	92,631
*	Global Traffic Network, Inc.	8,469	40,651
*	Great Wolf Resorts, Inc.	1,801	6,646
	Group 1 Automotive, Inc.	44,524	948,361
* #	GSI Commerce, Inc.	48,934	695,352
* #	Gymboree Corp.	25,480	876,512
*	Harris Interactive, Inc.	63,144	25,258
	Harte-Hanks, Inc.	89,795	741,707
*	Hastings Entertainment, Inc.	7,100	25,560
#	Haverty Furniture Co., Inc.	41,400	449,190
*	Hawk Corp.	21,602	309,989
	Heelys, Inc.	8,026	14,688

3

*	Helen of Troy, Ltd.	82,200	1,311,090
*	hhgregg, Inc.	14,577	241,978
* #	Hibbett Sporting Goods, Inc.	20,929	436,370
*	Hollywood Media Corp.	46,147	44,301
	Hooker Furniture Corp.	30,310	355,233
* #	Hot Topic, Inc.	117,194	1,434,455
* #	Iconix Brand Group, Inc.	80,988	1,154,889
* #	ILX Resorts, Inc.	2,787	—
* #	Image Entertainment, Inc.	2,484	2,012
	Interface, Inc. Class A	19,244	111,423
*	iRobot Corp.	45,824	525,601
* #	Isle of Capri Casinos, Inc.	30,682	329,525
*	J. Alexander’s Corp.	18,620	74,480
	Jackson Hewitt Tax Service, Inc.	28,000	136,920
* #	JAKKS Pacific, Inc.	39,400	498,410
* #	Jarden Corp.	92,875	1,866,787
*	Jennifer Convertibles, Inc.	1,225	625
*	Jo-Ann Stores, Inc.	58,500	1,071,720
	Johnson Outdoors, Inc.	18,104	114,779
	Jones Apparel Group, Inc.	64,500	595,980
* #	Jos. A. Bank Clothiers, Inc.	32,097	1,298,003
	Journal Communications, Inc. Class A	33,266	51,562
*	K12, Inc.	12,501	219,768
	KB HOME	45,618	824,317
	Kenneth Cole Productions, Inc. Class A	24,541	169,824
	Kimball International, Inc. Class B	21,400	117,486
*	Kirkland’s, Inc.	16,800	115,080
*	Knology, Inc.	54,014	383,499
*	Kona Grill, Inc.	749	1,573
	Koss Corp.	4,127	57,778
*	Krispy Kreme Doughnuts, Inc.	120,473	474,664
	KSW, Inc.	14,716	39,880
	K-Swiss, Inc. Class A	46,305	464,902
	LaCrosse Footwear, Inc.	2,200	16,962
*	Lakeland Industries, Inc.	12,538	93,910
*	Lakes Entertainment, Inc.	37,594	118,045
	Landry’s Restaurants, Inc.	14,850	135,729
*	Lazare Kaplan International, Inc.	22,291	29,870
*	LeapFrog Enterprises, Inc.	17,358	31,071
#	Libbey, Inc.	18,590	22,680
*	Liberty Media Corp. Capital Class A	3,300	38,610
#	Lifetime Brands, Inc.	12,784	35,923
* #	Lincoln Educational Services Corp.	71,771	1,190,681
	Lithia Motors, Inc. Class A	39,285	114,712
*	Live Nation, Inc.	35,000	136,850
	Liz Claiborne, Inc.	90,246	427,766
*	Lodgenet Entertainment Corp.	4,700	19,082
*	Lodgian, Inc.	54,778	140,779
*	Luby’s, Inc.	53,540	286,974
*	Lumber Liquidators, Inc.	22,490	336,450
	M/I Homes, Inc.	36,539	557,951
*	Mace Security International, Inc.	4,785	4,259
*	Maidenform Brands, Inc.	47,875	610,406
	Marine Products Corp.	74,145	344,774
*	MarineMax, Inc.	30,122	137,055

4

* #	Martha Stewart Living Omnimedia, Inc.	59,402	215,035
	Matthews International Corp. Class A	500	15,660
*	McCormick & Schmick’s Seafood Restaurants, Inc.	6,930	49,064
#	Media General, Inc. Class A	300	780
*	Mediacom Communications Corp.	86,210	490,535
#	Meredith Corp.	45,900	1,151,172
* #	Meritage Homes Corp.	72,962	1,518,339
*	Midas, Inc.	9,300	93,000
	Modine Manufacturing Co.	54,206	207,067
*	Monarch Casino & Resort, Inc.	33,683	344,240
	Monro Muffler Brake, Inc.	52,428	1,309,127
* #	Morgans Hotel Group	500	2,145
*	Morton’s Restaurant Group, Inc.	51,997	241,266
	Movado Group, Inc.	25,668	235,376
*	Multimedia Games, Inc.	36,340	77,041
*	Nathan’s Famous, Inc.	18,511	260,080
#	National CineMedia, Inc.	54,561	792,771
	National Presto Industries, Inc.	15,120	1,077,451
	Nautilus Group, Inc.	41,837	41,837
	New Frontier Media, Inc.	52,800	103,488
*	New Motion, Inc.	12,728	11,837
*	New York & Co., Inc.	141,290	819,482
*	Nobel Learning Communities, Inc.	6,200	73,439
	Nobility Homes, Inc.	5,993	52,439
	Nutri/System, Inc.	27,200	373,728
	OfficeMax, Inc.	52,800	393,360
*	Orbitz Worldwide, Inc.	28,500	54,150
#	Orleans Homebuilders, Inc.	45,151	94,817
	O’Charleys, Inc.	800	5,576
*	Outdoor Channel Holdings, Inc.	58,559	438,021
* #	Overstock.com, Inc.	45,767	616,939
	Oxford Industries, Inc.	22,403	218,205
* #	P.F. Chang’s China Bistro, Inc.	23,350	704,703
*	Palm Harbor Homes, Inc.	46,488	141,324
* #	Panera Bread Co.	8,293	464,491
*	Papa John’s International, Inc.	17,600	467,104
*	PC Mall, Inc.	27,949	178,874
	Pennichuck Corp.	12,500	256,250
#	Penske Automotive Group, Inc.	152,209	2,016,769
*	Perry Ellis International, Inc.	27,000	197,910
* #	PetMed Express, Inc.	54,146	880,414
	Phillips-Van Heusen Corp.	47,987	1,393,063
*	Pinnacle Entertainment, Inc.	84,817	1,058,516
* #	Playboy Enterprises, Inc. Class A	2,050	6,601
*	Playboy Enterprises, Inc. Class B	18,848	56,732
#	Polaris Industries, Inc.	22,249	744,229
*	Pomeroy IT Solutions, Inc.	11,142	39,331
#	Pool Corp.	49,233	879,301
* #	Premier Exhibitions, Inc.	6,601	4,951
#	Pre-Paid Legal Services, Inc.	21,130	778,218
	PRIMEDIA, Inc.	43,407	169,287
*	Princeton Review, Inc.	68,187	295,932
*	Proliance International, Inc.	5,100	1,173
*	Q.E.P. Co., Inc.	4,900	12,005
*	Quiksilver, Inc.	45,600	75,240

5

*	Raser Technologies, Inc.	34,038	133,089
*	RC2 Corp.	26,237	296,740
	RCN Corp.	29,230	119,843
*	Reading International, Inc. Class A	5,415	19,088
*	Reading International, Inc. Class B	2,340	9,945
*	Red Lion Hotels Corp.	48,400	221,188
*	Red Robin Gourmet Burgers, Inc.	39,617	972,597
*	Regent Communications, Inc.	3,879	524
	Regis Corp.	65,095	1,245,918
*	Rentrak Corp.	31,032	301,010
*	Retail Ventures, Inc.	64,863	168,644
*	Rex Stores Corp.	18,425	219,257
*	Riviera Holdings Corp.	1,256	1,897
*	Rockford Corp.	19,316	7,726
* #	Rocky Brands, Inc.	14,042	51,253
*	Rubio’s Restaurants, Inc.	25,427	136,034
	Russ Berrie & Co., Inc.	31,220	59,630
#	Ryland Group, Inc.	47,056	974,530
*	Saga Communications, Inc.	12,579	117,110
#	Saks, Inc.	26,500	138,065
	Salem Communications Corp.	35,120	22,126
*	Sally Beauty Holdings, Inc.	223,311	1,652,501
	Sauer-Danfoss, Inc.	54,024	224,200
	Scholastic Corp.	52,179	1,029,492
* #	Sealy Corp.	22,726	80,450
	Service Corp. International	54,481	246,799
	Shiloh Industries, Inc.	48,604	121,510
*	Shoe Carnival, Inc.	27,679	322,737
*	Shuffle Master, Inc.	111,188	423,626
*	Shutterfly, Inc.	53,692	687,795
	Sinclair Broadcast Group, Inc. Class A	8,144	9,040
*	Skechers U.S.A., Inc. Class A	35,818	419,071
	Skyline Corp.	19,574	405,769
* #	Smith & Wesson Holding Corp.	57,290	410,769
	Sonesta International Hotels Corp. Class A	4,500	34,650
#	Sonic Automotive, Inc.	12,522	64,614
* #	Sonic Corp.	34,837	380,420
#	Sotheby’s Class A	12,900	149,769
*	Spanish Broadcasting System, Inc.	3,821	688
	Spartan Motors, Inc.	103,347	834,010
	Speedway Motorsports, Inc.	66,716	1,000,740
*	Sport Chalet, Inc. Class A	15,790	9,316
	Sport Supply Group, Inc.	33,099	199,256
	Stage Stores, Inc.	56,088	687,078
*	Stamps.com, Inc.	36,817	344,607
	Standard Motor Products, Inc.	40,400	161,600
	Standard Pacific Corp.	91,027	170,220
	Stanley Furniture, Inc.	27,561	282,776
	Stein Mart, Inc.	3,152	13,774
*	Steinway Musical Instruments, Inc.	20,794	279,263
*	Steven Madden, Ltd.	27,541	810,256
	Stewart Enterprises, Inc.	106,400	371,336
*	Stoneridge, Inc.	55,363	127,889
	Strattec Security Corp.	5,848	76,609
	Sturm Ruger & Co., Inc.	46,269	569,571

6

#	Superior Industries International, Inc.	58,825	887,081
	Superior Uniform Group, Inc.	9,036	68,945
*	Syms Corp.	4,543	25,713
	Systemax, Inc.	66,100	1,114,446
	Talbots, Inc.	93	219
	Tandy Brand Accessories, Inc.	15,855	33,771
*	Tandy Leather Factory, Inc.	20,363	55,998
#	Tempur-Pedic International, Inc.	49,000	630,140
*	Tenneco Automotive, Inc.	22,700	69,462
* #	Texas Roadhouse, Inc.	62,300	708,974
* #	The Children’s Place Retail Stores, Inc.	28,465	809,545
* #	The Dress Barn, Inc.	61,844	936,318
*	The Hallwood Group, Inc.	200	2,371
	The Marcus Corp.	22,561	286,525
	The Men’s Wearhouse, Inc.	68,601	1,278,723
#	The New York Times Co. Class A	138,000	742,440
#	The Pep Boys - Manny, Moe & Jack	59,400	439,560
* #	The Steak n Shake Co.	57,200	661,232
* #	The Wet Seal, Inc. Class A	184,566	703,196
#	Thor Industries, Inc.	58,991	1,356,203
* #	Timberland Co. Class A	50,858	825,934
* #	TiVo, Inc.	90,637	679,777
*	Town Sports International Holdings, Inc.	25,166	86,823
*	Trans World Entertainment Corp.	10,628	7,227
* #	True Religion Apparel, Inc.	39,344	620,061
*	Tuesday Morning Corp.	900	3,069
*	Ulta Salon, Cosmetics & Fragrance, Inc.	19,561	171,159
* #	Under Armour, Inc. Class A	37,810	890,047
*	Unifi, Inc.	79,437	71,493
	Unifirst Corp.	17,268	643,924
*	Universal Electronics, Inc.	27,400	513,476
*	Universal Technical Institute, Inc.	34,800	495,552
*	Vail Resorts, Inc.	38,800	1,132,960
*	Valassis Communications, Inc.	73,609	380,559
	Value Line, Inc.	7,725	216,686
* #	VCG Holding Corp.	800	1,576
	Virco Manufacturing Corp.	19,429	61,784
* #	Volcom, Inc.	23,619	318,620
*	Warnaco Group, Inc.	19,941	575,098
*	Wells-Gardner Electronics Corp.	26,905	20,717
* #	West Marine, Inc.	41,136	236,532
#	Weyco Group, Inc.	10,000	274,500
*	Williams Controls, Inc.	20,502	110,711
	Williams-Sonoma, Inc.	4,900	68,600
*	Winmark Corp.	8,216	105,904
	Winnebago Industries, Inc.	52,134	459,301
* #	WMS Industries, Inc.	29,732	954,695
#	Wolverine World Wide, Inc.	44,400	924,852
	World Wrestling Entertainment, Inc.	25,080	268,356
*	WPT Enterprises, Inc.	13,892	10,419
* #	Zale Corp.	24,820	92,330
* #	Zumiez, Inc.	22,692	273,666
Total Consumer Discretionary			133,839,295

7

Consumer Staples — (3.7%)
	Alico, Inc.	19,143	507,864
*	Alliance One International, Inc.	238,598	894,742
#	American Italian Pasta Co.	481	15,123
#	Andersons, Inc.	20,560	330,399
	Arden Group, Inc. Class A	800	93,600
	B&G Foods, Inc.	98,264	601,376
* #	Boston Beer Co., Inc. Class A	10,372	275,895
*	Bridgford Foods Corp.	1,020	5,090
*	Cagle’s, Inc. Class A	700	1,540
	Calavo Growers, Inc.	34,587	491,481
	Cal-Maine Foods, Inc.	38,982	1,031,854
*	Caribou Coffee Co.	19,137	76,548
	Casey’s General Stores, Inc.	55,700	1,482,177
	CCA Industries, Inc.	11,402	33,066
* #	Central European Distribution Corp.	34,187	765,789
* #	Central Garden & Pet Co.	42,619	409,995
*	Central Garden & Pet Co. Class A	58,002	526,078
*	Chattem, Inc.	18,462	1,013,748
#	Chiquita Brands International, Inc.	48,522	367,312
	Coca-Cola Bottling Co.	2,082	108,514
*	Coffee Holding Co., Inc.	12,389	45,839
* #	Collective Brands, Inc.	91,420	1,327,418
*	Craft Brewers Alliance, Inc.	4,328	9,392
*	Cuisine Solutions, Inc.	25,051	22,546
* #	Darling International, Inc.	110,020	629,314
	Diamond Foods, Inc.	52,904	1,385,556
*	Elizabeth Arden, Inc.	29,677	257,003
	Farmer Brothers Co.	46,843	925,149
	Golden Enterprises, Inc.	675	1,586
#	Great Atlantic & Pacific Tea, Inc.	47,500	348,650
* #	Green Mountain Coffee, Inc.	5,000	361,550
	Griffin Land & Nurseries, Inc. Class A	2,100	65,373
* #	Hain Celestial Group, Inc.	50,231	838,355
	Imperial Sugar Co.	34,228	224,193
	Ingles Market, Inc. Class A	18,071	282,088
	Inter Parfums, Inc.	71,661	556,089
	J & J Snack Foods Corp.	37,199	1,441,833
#	Lancaster Colony Corp.	20,520	898,776
	Lance, Inc.	32,111	743,691
* #	Lifeway Foods, Inc.	39,229	353,846
#	Mannatech, Inc.	48,823	213,357
*	Maui Land & Pineapple Co., Inc.	25,904	164,490
*	Medifast, Inc.	43,988	307,476
	MGP Ingredients, Inc.	5,680	9,542
*	Monterey Pasta Co.	30,560	40,339
	Nash-Finch Co.	18,700	547,723
* #	National Beverage Corp.	130,659	1,375,839
*	Natural Alternatives International, Inc.	19,771	118,824
*	NBTY, Inc.	77,011	1,995,355
#	Nu Skin Enterprises, Inc. Class A	39,961	512,300
	Oil-Dri Corp. of America	9,430	152,200
*	Omega Protein Corp.	40,205	128,254
*	Orchids Paper Products Co.	700	11,970
*	Overhill Farms, Inc.	18,086	79,578
*	Pantry, Inc.	32,035	756,667

8

*	Parlux Fragrances, Inc.	46,695	112,068
* #	Peet’s Coffee & Tea, Inc.	38,488	1,049,953
*	Prestige Brands Holdings, Inc.	114,438	739,269
#	PriceSmart, Inc.	36,982	660,129
#	Ralcorp Holdings, Inc.	6,431	367,596
	Reliv’ International, Inc.	27,782	86,124
* #	Revlon, Inc.	34,106	161,662
	Rocky Mountain Chocolate Factory, Inc.	16,777	103,850
	Sanderson Farms, Inc.	26,178	1,044,502
*	Sanfilippo (John B.) & Son, Inc.	16,727	95,344
*	Schiff Nutrition International, Inc.	21,253	102,014
	Seaboard Corp.	216	201,960
*	Seneca Foods Corp. Class A	300	7,327
*	Seneca Foods Corp. Class B	700	17,535
*	Smart Balance, Inc.	59,894	421,055
#	Spartan Stores, Inc.	54,941	893,890
* #	Star Scientific, Inc.	154,301	759,161
	Tasty Baking Co.	7,113	30,230
	The Stephan Co.	900	1,809
*	Tofutti Brands, Inc.	7,749	10,074
#	Tootsie Roll Industries, Inc.	8,952	217,981
* #	TreeHouse Foods, Inc.	53,953	1,434,610
* #	United Natural Foods, Inc.	41,000	933,980
	United-Guardian, Inc.	13,962	97,734
#	Universal Corp.	20,430	616,169
*	USANA Health Services, Inc.	8,667	207,228
#	Vector Group, Ltd.	34,206	461,097
	Village Super Market, Inc.	10,186	315,562
	WD-40 Co.	13,992	378,624
	Weis Markets, Inc.	39,350	1,455,556
*	Winn-Dixie Stores, Inc.	56,889	651,948
*	Zapata Corp.	8,656	54,446
Total Consumer Staples			39,854,839

Energy — (2.9%)
	Adams Resources & Energy, Inc.	6,697	98,781
* #	Allis-Chalmers Energy, Inc.	51,806	99,986
#	Alon USA Energy, Inc.	56,219	713,981
*	Approach Resources, Inc.	7,264	51,574
* #	Arena Resources, Inc.	13,634	390,887
	Atlas America, Inc.	35,958	559,506
* #	ATP Oil & Gas Corp.	26,100	186,876
* #	Atwood Oceanics, Inc.	33,556	748,970
	Barnwell Industries, Inc.	6,685	29,080
*	Basic Energy Services, Inc.	24,571	250,624
	Berry Petroleum Corp. Class A	45,000	741,600
*	Bill Barret Corp.	27,542	715,541
*	Bolt Technology Corp.	22,346	227,259
*	Boots & Coots International Well Control, Inc.	185,105	318,381
* #	BPZ Resources, Inc.	42,553	231,914
*	Brigham Exploration Co.	31,240	73,102
* #	Bristow Group, Inc.	42,262	961,883
* #	Bronco Drilling Co., Inc.	49,109	269,608
*	Cal Dive International, Inc.	69,137	547,565
*	Callon Petroleum Co.	23,961	42,171

9

	CARBO Ceramics, Inc.	18,000	552,780
*	Carrizo Oil & Gas, Inc.	38,907	479,723
*	Cheniere Energy, Inc.	106,890	421,147
	CKX Lands, Inc.	400	4,582
*	Clayton Williams Energy, Inc.	20,325	610,360
*	Clean Energy Fuels Corp.	3,600	30,456
* #	Contango Oil & Gas Co.	25,993	984,875
*	CREDO Petroleum Corp.	28,871	238,186
#	Crosstex Energy, Inc.	42	83
* #	Crusader Energy Group, Inc.	34,055	2,724
*	CVR Energy, Inc.	14,000	103,040
*	Dawson Geophysical Co.	18,351	360,781
	Delek US Holdings, Inc.	64,900	666,523
* #	Delta Petroleum Corp.	47,753	140,394
*	Evolution Petroleum Corp.	86,542	198,181
*	FieldPoint Petroleum Corp.	26,591	42,280
	Foundation Coal Holdings, Inc.	18,304	297,257
*	FX Energy, Inc.	39,016	146,700
#	General Maritime Corp.	52,025	516,608
*	Geokinetics, Inc.	27,788	130,881
*	Geomet, Inc.	26,749	25,144
* #	GeoResources, Inc.	27,769	197,160
* #	GMX Resources, Inc.	230	2,516
* #	Goodrich Petroleum Corp.	5,900	135,287
	Gulf Island Fabrication, Inc.	32,281	417,716
*	Gulfmark Offshore, Inc.	35,900	964,992
*	Gulfport Energy Corp.	45,408	134,862
*	Harvest Natural Resources, Inc.	97,029	494,848
*	HKN, Inc.	24,817	42,189
*	Hornbeck Offshore Services, Inc.	28,100	652,763
*	James River Coal Co.	25,736	366,481
	Lufkin Industries, Inc.	18,431	643,242
*	Mariner Energy, Inc.	114,782	1,306,219
*	Matrix Service Co.	52,143	499,530
*	Meridian Resource Corp.	16,116	4,351
*	Mexco Energy Corp.	3,700	38,776
*	Mitcham Industries, Inc.	27,841	125,284
* #	NATCO Group, Inc. Class A	26,200	630,372
*	Natural Gas Services Group, Inc.	19,900	198,602
*	Newpark Resources, Inc.	177,548	497,134
*	Northern Oil & Gas, Inc.	28,400	162,164
*	Oil States International, Inc.	30,600	578,340
*	OMNI Energy Services Corp.	25,744	29,606
	Overseas Shipholding Group, Inc.	11,700	335,907
	Panhandle Royalty Co.	12,179	208,870
*	Parallel Petroleum Corp.	34,185	45,466
*	Parker Drilling Co.	116,729	322,172
#	Penn Virginia Corp.	9,106	128,121
*	Petroleum Development Corp.	28,284	458,484
* #	PetroQuest Energy, Inc.	96,793	291,347
*	PHI, Inc. Non-Voting	27,777	314,436
*	PHI, Inc. Voting	200	2,596
*	Pioneer Drilling Co.	89,426	447,130
*	PowerSecure International, Inc.	34,855	144,300
* #	Pyramid Oil Co.	12,068	45,858

10

*	Royale Energy, Inc.	23,015	43,268
	RPC, Inc.	112,131	1,199,802
*	Stone Energy Corp.	2,096	9,034
*	Superior Well Services, Inc.	26,638	285,027
* #	Swift Energy Corp.	30,300	327,846
*	T-3 Energy Services, Inc.	10,841	145,595
*	Teton Energy Corp.	400	148
*	TETRA Technologies, Inc.	32,446	185,591
*	TGC Industries, Inc.	49,368	156,993
	Toreador Resources Corp.	50,887	188,282
* #	Trico Marine Services, Inc.	11,411	44,275
* #	Tri-Valley Corp.	61,438	76,797
*	Union Drilling, Inc.	23,883	143,059
* #	Unit Corp.	12,500	341,125
#	USEC, Inc.	157,383	974,201
* #	VAALCO Energy, Inc.	96,782	461,650
* #	Venoco, Inc.	700	3,059
*	Western Refining, Inc.	94,601	1,191,027
*	Westmoreland Coal Co.	14,176	120,496
#	World Fuel Services Corp.	43,100	1,643,403
Total Energy			31,619,793

Financials — (14.3%)
	1st Source Corp.	60,036	1,179,107
	21st Century Holding Co.	20,468	81,258
	Abigail Adams National Bancorp, Inc.	1,600	3,280
	Abington Bancorp, Inc.	74,472	654,609
	Access National Corp.	2,900	17,516
	Advance America Cash Advance Centers, Inc.	68,651	274,604
	Advanta Corp. Class A	4,390	3,424
	Affirmative Insurance Holdings, Inc.	34,057	112,729
	Alliance Bancorp, Inc. of Pennsylvania	1,300	10,790
	Alliance Financial Corp.	300	6,291
*	Alphatec Holdings, Inc.	109,721	224,928
	Amcore Financial, Inc.	26,632	39,149
	American Bancorp of New Jersey, Inc.	32,291	325,493
	American Equity Investment Life Holding Co.	106,063	597,135
*	American Independence Corp.	4,724	16,534
	American Physicians Capital, Inc.	18,700	779,042
	American River Bankshares	8,043	83,084
*	American Safety Insurance Holdings, Ltd.	6,300	71,694
#	American West Bancorporation	5,031	4,025
* #	AmeriCredit Corp.	170,800	1,737,036
	Ameris Bancorp	26,469	173,372
*	Amerisafe, Inc.	54,763	841,160
	AmeriServe Financial, Inc.	65,891	116,627
	AmTrust Financial Services, Inc.	56,804	518,621
*	Appalachian Bancshares, Inc.	8,025	9,710
*	Argo Group International Holdings, Ltd.	17,863	499,985
	Arrow Financial Corp.	30,135	797,975
	Asset Acceptance Capital Corp.	59,254	491,216
	Assured Guaranty, Ltd.	114,200	1,103,172
#	ASTA Funding, Inc.	5,200	14,976
*	Atlantic American Corp.	4,900	3,258
	Atlantic Coast Federal Corp.	24,796	56,907

11

#	Atlantic Southern Financial Group, Inc.	1,100	4,537
	Auburn National Bancorporation, Inc.	300	6,975
* #	B of I Holding, Inc.	23,007	147,475
	Baldwin & Lyons, Inc. Class A	550	10,175
	Baldwin & Lyons, Inc. Class B	12,275	246,114
#	BancFirst Corp.	33,575	1,433,652
	Bancorp Rhode Island, Inc.	1,700	31,467
	BancorpSouth, Inc.	3,847	89,443
	BancTrust Financial Group, Inc.	29,720	195,558
	Bank Mutual Corp.	125,135	1,285,136
	Bank of Commerce Holdings	1,200	6,300
*	Bank of Florida Corp.	26,017	83,254
	Bank of Granite Corp.	34,317	72,066
	Bank of the Ozarks, Inc.	20,934	519,791
#	BankAtlantic Bancorp, Inc.	6,811	15,802
	BankFinancial Corp.	61,900	662,330
#	Banner Corp.	25,103	116,478
	Bar Harbor Bankshares	3,100	76,477
	BCB Bancorp, Inc.	300	2,763
*	Beach First National Bancshares, Inc.	7,905	23,715
*	Beneficial Mutual Bancorp, Inc.	82,583	830,785
	Berkshire Bancorp, Inc.	350	1,648
	Berkshire Hills Bancorp, Inc.	31,248	704,955
	Boston Private Financial Holdings, Inc.	71,100	327,771
*	Bridge Capital Holdings	1,044	5,377
*	Broadpoint Securities Group, Inc.	128,624	554,369
	Brookline Bancorp, Inc.	116,099	1,151,702
	Brooklyn Federal Bancorp, Inc.	8,779	109,035
	Bryn Mawr Bank Corp.	7,159	140,531
	C&F Financial Corp.	200	2,950
	Cadence Financial Corp.	36,655	123,527
	California First National Bancorp	2,900	34,597
	Camco Financial Corp.	1,385	4,640
	Camden National Corp.	15,940	462,260
	Capital Bank Corp.	3,409	18,102
	Capital City Bank Group, Inc.	42,610	640,854
* ●	Capital Properties, Inc. Class B	550	—
	Capital Southwest Corp.	12,550	975,888
#	Capitol Bancorp, Ltd.	38,500	140,910
	Cardinal Financial Corp.	63,730	500,280
	Carver Bancorp, Inc.	900	5,616
	Cascade Financial Corp.	14,690	47,742
	Cash America International, Inc.	24,852	555,691
#	Cathay General Bancorp	63,406	711,415
	Center Bancorp, Inc.	37,107	270,881
	Center Financial Corp.	40,390	102,591
	Centerstate Banks of Florida, Inc.	900	10,809
	Central Bancorp, Inc.	300	1,650
*	Central Jersey Bancorp	13,533	81,063
	Central Pacific Financial Corp.	49,552	290,375
	Centrue Financial Corp.	1,000	5,095
	Century Bancorp, Inc. Class A	1,160	16,762
	CFS Bancorp, Inc.	7,141	26,136
	Chemical Financial Corp.	33,257	710,037
*	Chicopee Bancorp, Inc.	600	7,500

12

	Citizens Community Bancorp, Inc.	17,882	107,292
	Citizens First Bancorp, Inc.	3,144	4,056
	Citizens Holding Co.	300	6,825
	Citizens South Banking Corp.	2,100	10,941
* #	Citizens, Inc.	132,377	954,438
	City Holding Co.	21,859	644,622
	Clifton Savings Bancorp, Inc.	64,153	704,400
*	CNA Surety Corp.	67,359	1,296,661
	CNB Financial Corp.	3,500	37,450
	CoBiz Financial, Inc.	37,999	223,054
	Codorus Valley Bancorp, Inc.	630	5,512
#	Cohen & Steers, Inc.	24,435	359,683
#	Colony Bankcorp, Inc.	3,600	30,096
	Columbia Banking System, Inc.	36,428	360,637
	Comm Bancorp, Inc.	762	28,312
*	Command Security Corp.	34,246	108,902
	Commercial National Financial Corp.	700	10,605
	Commonwealth Bankshares, Inc.	2,000	9,600
* #	Community Bancorp	933	2,099
	Community Bank System, Inc.	42,000	690,900
	Community Trust Bancorp, Inc.	32,776	991,802
	Community West Bancshares	2,300	5,853
	Compass Diversified Holdings	71,056	635,241
* #	CompuCredit Corp.	82,261	263,235
	Consolidated-Tokoma Land Co.	11,616	404,121
*	Consumer Portfolio Services, Inc.	15,800	11,692
*	Core-Mark Holding Co., Inc.	28,675	549,700
#	Corus Bankshares, Inc.	52,150	10,951
*	Cowen Group, Inc.	17,600	101,552
* #	Cowlitz Bancorporation	300	1,419
	Crawford & Co. Class A	7,900	30,810
	Crawford & Co. Class B	800	4,760
*	Crescent Financial Corp.	26,020	102,519
#	CVB Financial Corp.	84,836	509,864
	Danvers Bancorp, Inc.	20,479	297,150
*	Dearborn Bancorp, Inc.	14,046	30,761
	Delphi Financial Group, Inc. Class A	53,271	919,990
*	Diamond Hill Investment Group, Inc.	6,096	244,206
	Dime Community Bancshares	39,812	332,032
* #	Dollar Financial Corp.	41,200	416,120
	Donegal Group, Inc. Class A	62,225	910,974
	Donegal Group, Inc. Class B	870	13,524
* #	Doral Financial Corp.	4,700	22,325
	East West Bancorp, Inc.	71,475	488,174
	Eastern Insurance Holdings, Inc.	28,144	227,122
	Eastern Virginia Bankshares, Inc.	300	2,685
	ECB Bancorp, Inc.	100	1,677
*	eHealth, Inc.	23,235	445,880
	EMC Insurance Group, Inc.	20,428	462,898
#	Employers Holdings, Inc.	49,145	409,869
*	Encore Bancshares, Inc.	8,419	76,950
*	Encore Capital Group, Inc.	54,610	477,291
* #	Enstar Group, Ltd.	9,300	663,462
	Enterprise Bancorp, Inc.	600	6,630
	Enterprise Financial Services Corp.	29,642	291,974

13

	ESB Financial Corp.	2,937	32,336
	ESSA Bancorp, Inc.	49,881	680,377
	Evans Bancorp, Inc.	300	4,012
	Evercore Partners, Inc. Class A	12,720	240,154
* #	ExlService Holdings, Inc.	40,597	377,958
* #	EZCORP, Inc. Class A	3,000	37,170
#	F.N.B. Corp.	118,707	892,677
	Farmers Capital Bank Corp.	3,001	63,681
	FBL Financial Group, Inc. Class A	28,600	164,450
*	FCStone Group, Inc.	291	899
	Federal Agriculture Mortgage Corp. Class A	300	658
	Federal Agriculture Mortgage Corp. Class C	6,406	20,243
	Fidelity Bancorp, Inc.	692	6,079
	Fidelity Southern Corp.	20,191	48,258
#	Financial Federal Corp.	26,040	640,844
	Financial Institutions, Inc.	3,773	56,029
*	First Acceptance Corp.	135,480	345,474
	First Bancorp (318672102)	97,800	538,878
	First Bancorp (318910106)	46,111	561,171
	First Bancorp, Inc.	1,100	19,195
	First Bancshares, Inc. (318687100)	400	3,510
	First Bancshares, Inc. (318916103)	300	2,700
#	First Busey Corp.	64,565	505,544
	First Business Financial Services, Inc.	700	8,799
*	First Cash Financial Services, Inc.	57,738	949,213
	First Citizens BancShares, Inc.	686	82,094
#	First Commonwealth Financial Corp.	116,633	1,011,208
	First Community Bancshares, Inc.	20,445	295,430
	First Defiance Financial Corp.	19,117	196,905
	First Federal Bancshares of Arkansas, Inc.	3,700	14,855
*	First Federal Bankshares, Inc.	200	374
	First Federal of Northern Michigan Bancorp, Inc.	2,200	3,036
	First Financial Bancorp	78,390	845,828
#	First Financial Bankshares, Inc.	13,794	679,768
	First Financial Corp.	34,653	1,285,626
	First Financial Holdings, Inc.	14,986	134,874
	First Financial Northwest, Inc.	30,236	244,005
	First Financial Service Corp.	1,790	28,640
*	First Keystone Financial, Inc.	200	1,518
	First Merchants Corp.	27,942	339,775
*	First Mercury Financial Corp.	44,151	583,676
	First Midwest Bancorp, Inc.	21,359	189,241
	First PacTrust Bancorp, Inc.	1,116	8,928
	First Place Financial Corp.	14,742	83,735
	First Security Group, Inc.	17,578	67,851
#	First South Bancorp, Inc.	25,733	297,473
	First State Financial Corp.	881	1,066
	First United Corp.	1,400	14,000
	First West Virginia Bancorp, Inc.	416	4,805
	Firstbank Corp.	2,058	12,929
*	FirstCity Financial Corp.	10,342	32,577
	Flagstone Reinsurance Holdings, Ltd.	39,492	365,696
	Flushing Financial Corp.	45,753	421,385
	FNB United Corp.	24,577	78,401
* #	Forestar Group, Inc.	510	6,559

14

*	Fox Chase Bancorp, Inc.	1,900	18,012
*	FPIC Insurance Group, Inc.	15,502	473,431
#	Frontier Financial Corp.	3,582	5,086
*	GAINSCO, INC.	46,911	133,696
#	GAMCO Investors, Inc.	5,308	266,196
	German American Bancorp, Inc.	31,480	374,612
	GFI Group, Inc.	20,798	84,856
#	Glacier Bancorp, Inc.	14,579	223,350
	Great Southern Bancorp, Inc.	21,740	358,493
#	Greene Bancshares, Inc.	25,399	215,891
	Greenhill & Co., Inc.	400	31,012
*	Greenlight Capital Re, Ltd. Class A	29,697	459,710
	Grubb & Ellis Co.	37,907	35,254
	GS Financial Corp.	500	6,625
*	Guaranty Bancorp	68,360	151,759
	Guaranty Federal Bancshares, Inc.	3,366	16,864
*	Hallmark Financial Services, Inc.	57,911	389,162
	Hampden Bancorp, Inc.	6,200	60,140
#	Hampton Roads Bankshares, Inc.	18,507	137,877
#	Hancock Holding Co.	33,724	1,277,128
	Harleysville Group, Inc.	29,969	866,703
	Harleysville National Corp.	121,705	1,067,353
	Harrington West Financial Group, Inc.	1,200	2,364
*	Harris & Harris Group, Inc.	28,732	139,063
#	Heartland Financial USA, Inc.	42,763	632,037
	Heritage Commerce Corp.	22,399	180,984
	Heritage Financial Corp.	12,199	137,483
	Heritage Financial Group	27,550	222,879
	HF Financial Corp.	1,457	16,755
*	HFF, Inc.	9,300	25,110
*	Hilltop Holdings, Inc.	86,300	977,779
	Hingham Institution for Savings	559	15,641
	HMN Financial, Inc.	4,571	21,941
#	Home Bancshares, Inc.	52,325	1,153,766
	Home Federal Bancorp, Inc.	48,257	486,913
	HopFed Bancorp, Inc.	4,337	41,201
	Horace Mann Educators Corp.	38,700	339,786
	Horizon Bancorp	300	4,554
#	Horizon Financial Corp.	6,397	9,532
	IBERIABANK Corp.	24,447	1,116,739
	Independence Holding Co.	37,297	192,825
#	Independent Bank Corp. (453836108)	43,575	869,757
#	Independent Bank Corp. (453838104)	20,768	37,382
	Indiana Community Bancorp	900	11,331
	Infinity Property & Casualty Corp.	17,500	616,700
	Integra Bank Corp.	26,452	57,136
*	International Assets Holding Corp.	11,794	142,472
	International Bancshares Corp.	53,369	721,015
	Intervest Bancshares Corp.	3,858	15,162
*	Investment Technology Group, Inc.	35,860	816,891
*	Investors Bancorp, Inc.	111,653	1,022,741
	Investors Title Co.	829	23,316
	Irwin Financial Corp.	2,127	2,680
	JMP Group, Inc.	13,858	74,695
	Jones Lang LaSalle, Inc.	35,730	1,153,007

15

* #	KBW, Inc.	34,248	828,459
	Kearny Financial Corp.	80,210	894,341
	Kentucky First Federal Bancorp	3,200	34,224
	K-Fed Bancorp	38,167	295,794
*	Knight Capital Group, Inc.	37,500	580,875
*	LaBranche & Co., Inc.	5,300	22,154
	Lakeland Bancorp, Inc.	34,946	297,390
	Lakeland Financial Corp.	30,880	579,618
	Landmark Bancorp, Inc.	1,929	32,176
	Legacy Bancorp, Inc.	26,106	276,463
#	Life Partners Holdings, Inc.	16,661	311,894
*	Liquidity Services, Inc.	61,487	462,997
	LNB Bancorp, Inc.	15,912	91,255
* #	LoopNet, Inc.	56,324	483,823
*	Louisiana Bancorp, Inc.	8,296	114,485
	LSB Corp.	2,084	19,006
#	Macatawa Bank Corp.	24,188	76,676
	MainSource Financial Group, Inc.	60,517	524,077
*	Market Leader, Inc.	69,535	134,203
* #	MarketAxess Holdings, Inc.	50,549	484,765
*	Marlin Business Services, Inc.	9,086	28,984
	Mayflower Bancorp, Inc.	100	712
	MB Financial, Inc.	52,688	718,137
* #	MBIA, Inc.	37,270	176,287
	MBT Financial Corp.	37,831	95,334
	Meadowbrook Insurance Group, Inc.	91,400	543,830
	Medallion Financial Corp.	35,164	259,159
#	Mercantile Bancorp, Inc.	550	3,602
	Mercantile Bank Corp.	5,012	19,396
	Mercer Insurance Group, Inc.	13,959	204,081
	Merchants Bancshares, Inc.	11,342	214,931
*	Meridian Interstate Bancorp, Inc.	24,652	196,723
	Meta Financial Group, Inc.	2,200	28,754
	MetroCorp Bancshares, Inc.	5,176	16,667
*	MF Global, Ltd.	107,290	654,469
	MicroFinancial, Inc.	13,400	30,820
	Mid Penn Bancorp, Inc.	531	9,823
	MidSouth Bancorp, Inc.	9,993	107,225
	Midwest Banc Holdings, Inc.	12,396	20,082
	Monroe Bancorp	400	3,024
*	Move, Inc.	77,215	158,291
	MutualFirst Financial, Inc.	3,158	17,369
	Nara Bancorp, Inc.	29,135	108,091
	National Interstate Corp.	21,199	342,364
	National Penn Bancshares, Inc.	124,160	1,004,454
	National Security Group, Inc.	1,000	8,445
	National Western Life Insurance Co. Class A	1,900	216,391
*	Navigators Group, Inc.	17,941	814,163
#	NBT Bancorp, Inc.	32,298	764,817
	Nelnet, Inc. Class A	55,734	336,076
*	New Century Bancorp, Inc.	1,300	7,020
	New England Bancshares, Inc.	19,897	121,571
	New Hampshire Thrift Bancshares, Inc.	2,320	21,042
	New Westfield Financial, Inc.	99,890	932,973
	NewBridge Bancorp	9,372	19,962

16

*	Newport Bancorp, Inc.	700	7,924
* #	NewStar Financial, Inc.	71,073	161,336
	North Central Bancshares, Inc.	400	5,250
	North Valley Bancorp	6,898	33,317
	Northeast Community Bancorp, Inc.	35,408	265,737
	Northfield Bancorp, Inc.	44,231	499,810
	Northrim Bancorp, Inc.	5,998	68,677
	Northwest Bancorp, Inc.	48,750	857,025
	Norwood Financial Corp.	515	14,677
	NYMAGIC, Inc.	11,000	129,690
	OceanFirst Financial Corp.	29,249	355,375
*	Ocwen Financial Corp.	81,200	902,944
	Ohio Valley Banc Corp.	600	13,560
#	Old National Bancorp	86,776	1,182,757
#	Old Second Bancorp, Inc.	24,359	131,539
	OneBeacon Insurance Group, Ltd.	11,250	130,725
#	optionsXpress Holding, Inc.	51,600	849,336
*	Oritani Financial Corp.	36,779	521,894
	Osage Bancshares, Inc.	600	5,286
#	PAB Bankshares, Inc.	246	964
	Pacific Capital Bancorp	59,315	411,646
	Pacific Continental Corp.	15,475	177,653
*	Pacific Mercantile Bancorp	17,834	60,279
*	Pacific Premier Bancorp, Inc.	3,109	13,182
*	Pacific State Bancorp	1,600	2,160
	PacWest Bancorp	24,201	352,609
	Pamrapo Bancorp, Inc.	504	3,780
	Park Bancorp, Inc.	200	1,612
#	Park National Corp.	13,590	909,850
	Parkvale Financial Corp.	1,380	14,642
	Patriot National Bancorp	3,200	12,608
	Peapack-Gladstone Financial Corp.	12,955	245,627
	Penns Woods Bancorp, Inc.	2,700	67,500
*	Pennsylvania Commerce Bancorp, Inc.	7,046	155,717
*	Penson Worldwide, Inc.	55,156	559,282
	Peoples Bancorp, Inc.	26,328	436,255
* #	PHH Corp.	80,981	1,358,861
* #	PICO Holdings, Inc.	25,600	768,000
* #	Pinnacle Financial Partners, Inc.	66,130	1,179,759
* #	Piper Jaffray Companies, Inc.	16,400	568,588
*	PMA Capital Corp. Class A	70,952	266,070
	Porter Bancorp, Inc.	1,409	20,614
* #	Portfolio Recovery Associates, Inc.	15,400	538,538
	Preferred Bank	21,837	94,336
	Premier Financial Bancorp, Inc.	900	4,495
	Presidential Life Corp.	26,736	285,808
	Princeton National Bancorp, Inc.	2,000	28,280
#	PrivateBancorp, Inc.	30,386	615,316
	Providence Community Bancshares, Inc.	300	900
#	Provident Bankshares Corp.	65,698	577,485
	Provident Financial Holdings, Inc.	6,050	39,990
	Provident Financial Services, Inc.	91,753	979,005
	Provident New York Bancorp	80,451	681,420
	Prudential Bancorp, Inc. of Pennsylvania	1,700	19,924
	Pulaski Financial Corp.	6,987	48,909

17

	QC Holdings, Inc.	28,283	181,294
	Radian Group, Inc.	82,400	142,552
	Rainier Pacific Financial Group, Inc.	11,884	14,855
	Renasant Corp.	46,807	659,979
	Republic Bancorp, Inc. Class A	30,743	683,724
*	Republic First Bancorp, Inc.	10,130	83,370
	Resource America, Inc.	40,947	203,097
*	Riskmetrics Group, Inc.	19,400	337,366
	Riverview Bancorp, Inc.	17,427	61,169
	RLI Corp.	17,700	850,131
	Rockville Financial, Inc.	59,873	563,405
	Roma Financial Corp.	54,889	714,106
	Rome Bancorp, Inc.	24,972	224,748
	Royal Bancshares of Pennsylvania, Inc. Class A	1,200	2,808
#	S&T Bancorp, Inc.	28,699	512,851
	S.Y. Bancorp, Inc.	21,494	542,079
	Safety Insurance Group, Inc.	41,390	1,367,939
	Salisbury Bancorp, Inc.	200	4,782
	Sanders Morris Harris Group, Inc.	47,751	215,835
#	Sandy Spring Bancorp, Inc.	37,668	612,105
	SCBT Financial Corp.	20,569	474,527
*	Seabright Insurance Holdings	56,674	525,935
	Seacoast Banking Corp. of Florida	42,565	179,624
*	Security National Financial Corp. Class A	2,251	3,106
	Selective Insurance Group, Inc.	42,400	625,824
	Shore Bancshares, Inc.	7,469	144,824
	SI Financial Group, Inc.	39,659	158,636
	Siebert Financial Corp.	7,500	10,875
#	Sierra Bancorp	22,744	273,155
* #	Signature Bank	28,520	775,459
	Simmons First National Corp. Class A	38,450	997,008
	Smithtown Bancorp, Inc.	28,292	379,113
	Somerset Hills Bancorp	15,789	114,470
#	South Financial Group, Inc.	28,557	47,405
*	Southcoast Financial Corp.	2,027	11,250
	Southern Community Financial Corp.	47,441	171,262
*	Southern Connecticut Bancorp, Inc.	100	550
*	Southern First Bancshares, Inc.	2,130	12,247
	Southern Missouri Bancorp, Inc.	400	4,270
	Southside Bancshares, Inc.	41,175	877,043
	Southwest Bancorp, Inc.	32,456	222,324
	Southwest Georgia Financial Corp.	1,320	11,920
*	Specialty Underwriters’ Alliance, Inc.	2,200	7,898
	State Auto Financial Corp.	54,241	880,331
	State Bancorp, Inc.	45,723	376,758
	StellarOne Corp.	41,783	537,747
	Sterling Bancorp	42,492	486,108
	Sterling Bancshares, Inc.	107,285	713,445
#	Sterling Financial Corp.	15,874	50,638
	Stewart Information Services Corp.	32,600	737,086
*	Stifel Financial Corp.	31,000	1,526,130
*	Stratus Properties, Inc.	14,087	127,206
	Student Loan Corp.	4,500	216,720
	Suffolk Bancorp	26,336	674,202
*	Sun American Bancorp	6,400	2,240

18

*	Sun Bancorp, Inc.	45,930	302,220
*	Superior Bancorp	462	1,954
	Susquehanna Bancshares, Inc.	112,270	904,896
*	Susser Holdings Corp.	32,968	476,388
#	SWS Group, Inc.	54,056	691,376
	Taylor Capital Group, Inc.	12,727	54,090
	Teche Holding Co.	1,200	39,660
*	Tejon Ranch Co.	15,139	351,225
*	Tennessee Commerce Bancorp, Inc.	13,817	114,336
* ●	Teton Advisors, Inc.	91	—
*	Texas Capital Bancshares, Inc.	28,500	399,000
	TF Financial Corp.	800	15,200
*	The Bancorp, Inc.	19,321	104,527
	The Savannah Bancorp, Inc.	300	2,515
	The Wilber Corp.	1,000	7,150
*	thinkorswim Group, Inc.	58,340	554,230
	Thomas Properties Group, Inc.	62,462	125,549
*	Thomas Weisel Partners Group, Inc.	33,690	152,279
#	TIB Financial Corp.	7,470	23,306
*	Tidelands Bancshares, Inc.	800	2,992
	TierOne Corp.	8,542	18,109
	Timberland Bancorp, Inc.	8,451	45,889
	Tompkins Financial Corp.	23,703	999,081
#	Tower Group, Inc.	27,510	747,997
	TowneBank	22,772	392,362
* #	Tradestation Group, Inc.	93,075	754,838
*	Tree.com, Inc.	3,479	22,335
#	TriCo Bancshares	35,470	567,520
	TrustCo Bank Corp.	43,390	260,340
#	Trustmark Corp.	81,319	1,767,875
#	UCBH Holdings, Inc.	116,200	148,736
	Umpqua Holdings Corp.	97,664	936,598
	Unico American Corp.	4,300	34,314
	Union Bankshares Corp.	30,659	523,962
*	United America Indemnity, Ltd.	20,164	102,231
#	United Bankshares, Inc.	38,407	996,278
*	United Capital Corp.	600	10,776
#	United Community Banks, Inc.	33,348	215,095
	United Community Financial Corp.	23,698	49,055
	United Financial Bancorp, Inc.	51,600	684,732
	United Fire & Casualty Co.	38,934	726,898
*	United PanAm Financial Corp.	8,167	14,946
#	United Security Bancshares	37,475	271,319
	United Western Bancorp, Inc.	9,675	89,494
	Unitrin, Inc.	82,180	1,397,060
	Unity Bancorp, Inc.	3,604	13,155
*	Universal American Corp.	75,899	784,037
	Universal Insurance Holdings, Inc.	82,011	334,605
	Univest Corp. of Pennsylvania	32,737	683,221
	ViewPoint Financial Group	71,689	1,115,481
* #	Virginia Commerce Bancorp, Inc.	33,387	106,838
*	Virtus Investment Partners, Inc.	223	2,531
*	Walter Investment Management Corp.	4,577	36,616
	Washington Banking Co.	20,936	164,348
	Washington Federal, Inc.	50,070	649,909

19

	Washington Trust Bancorp, Inc.	25,820	471,215
*	Waterstone Financial, Inc.	85,165	242,720
	Webster Financial Corp.	57,900	302,817
	Wesbanco, Inc.	79,092	1,573,140
	West Bancorporation	41,303	363,466
#	West Coast Bancorp	2,200	6,204
* #	Western Alliance Bancorp	55,300	360,003
	Westwood Holdings Group, Inc.	18,239	719,893
*	White River Capital, Inc.	300	2,136
	Whitney Holding Corp.	95,605	1,143,436
	Wilmington Trust Corp.	17,250	250,297
	Wilshire Bancorp, Inc.	62,920	254,197
*	Wilshire Enterprises, Inc.	10,400	15,600
	Wintrust Financial Corp.	30,835	524,195
* #	World Acceptance Corp.	31,970	948,870
	WSB Holdings, Inc.	800	2,016
	WVS Financial Corp.	500	7,500
	Yadkin Valley Financial Corp.	29,368	240,818
	Zenith National Insurance Corp.	53,104	1,210,240
*	ZipRealty, Inc.	31,637	88,900
Total Financials			154,323,406

Health Care — (10.1%)
*	A.D.A.M., Inc.	24,309	79,004
* #	Abaxis, Inc.	18,005	272,236
*	ABIOMED, Inc.	61,657	411,252
*	Acadia Pharmaceuticals, Inc.	32,686	32,359
*	Accelrys, Inc.	63,436	285,462
* #	Accuray, Inc.	72,803	440,458
* #	Acorda Therapeutics, Inc.	21,217	420,733
*	Adolor Corp.	128,318	288,716
*	Affymax, Inc.	15,077	267,466
*	Air Methods Corp.	29,001	769,977
*	Akorn, Inc.	37,389	31,407
*	Albany Molecular Research, Inc.	67,043	654,340
*	Alexza Pharmaceuticals, Inc.	53,160	88,246
* #	Align Technology, Inc.	58,920	731,197
*	Alkermes, Inc.	63,290	484,169
*	Alliance HealthCare Services, Inc.	68,377	538,127
*	Allied Healthcare International, Inc.	86,126	134,357
*	Allied Healthcare Products, Inc.	1,200	6,816
*	Allion Healthcare, Inc.	68,750	382,938
* #	Allos Therapeutics, Inc.	104,459	640,334
#	Allscripts-Misys Healthcare Solutions, Inc.	47,200	586,224
* #	Almost Family, Inc.	23,386	577,634
*	Alnylam Pharmaceuticals, Inc.	21,600	396,792
* #	AMAG Pharmaceuticals, Inc.	15,166	680,195
*	Amedisys, Inc.	14,800	496,392
*	America Services Group, Inc.	31,080	442,268
*	American Caresource Holding, Inc.	28,267	243,944
*	American Dental Partners, Inc.	29,505	204,912
* #	American Medical Systems Holdings, Inc.	60,900	753,333
*	American Shared Hospital Services	2,600	5,330
*	AMERIGROUP Corp.	38,474	1,149,218
*	AMICAS, Inc.	124,009	267,859

20

*	Amicus Therapeutics, Inc.	18,405	164,725
*	AMN Healthcare Services, Inc.	729	5,023
* #	Amsurg Corp.	44,500	914,030
*	Anadys Pharmaceuticals, Inc.	70,075	174,487
#	Analogic Corp.	12,100	440,440
*	AngioDynamics, Inc.	40,691	515,555
*	Anika Therapeutics, Inc.	21,217	119,240
* #	Ardea Biosciences, Inc.	25,233	311,375
* #	Arena Pharmaceuticals, Inc.	119,778	336,576
*	Ariad Pharmaceuticals, Inc.	18,200	27,300
*	Arqule, Inc.	75,869	337,617
* #	Array BioPharma, Inc.	51,610	151,217
*	Arrhythmia Research Technology, Inc.	6,700	16,884
*	Aspect Medical Systems, Inc.	27,290	138,087
*	Assisted Living Concepts, Inc.	23,356	463,149
*	Athenahealth, Inc.	17,200	546,960
*	AtriCure, Inc.	32,800	40,672
	Atrion Corp.	3,599	322,326
*	ATS Medical, Inc.	190,654	509,046
*	Bioanalytical Systems, Inc.	2,800	4,452
* #	BioCryst Pharmaceuticals, Inc.	3,417	13,531
*	Biodel, Inc.	24,745	118,776
*	Bio-Imaging Technologies, Inc.	48,969	195,876
* #	BioLase Technology, Inc.	28,301	29,433
*	BioMimetic Therapeutics, Inc.	41,232	355,008
* #	Bio-Reference Laboratories, Inc.	20,371	522,924
*	BioSante Pharmaceuticals, Inc.	88,637	182,592
*	BioScrip, Inc.	84,174	267,673
*	BioSphere Medical, Inc.	28,751	54,627
* #	BMP Sunstone Corp.	5,288	20,623
*	Bovie Medical Corp.	44,900	303,075
*	Bruker BioSciences Corp.	20,705	136,239
* #	BSD Medical Corp.	63,925	154,059
* #	Cadence Pharmaceuticals, Inc.	9,883	100,016
	Cambrex Corp.	44,828	104,449
*	Cantel Medical Corp.	43,530	615,079
*	Capital Senior Living Corp.	71,614	282,875
*	Caraco Pharmaceutical Laboratories, Ltd.	46,283	207,348
*	Cardiac Science Corp.	61,528	181,508
*	Cardica, Inc.	6,937	18,383
*	Cardiovascular Systems, Inc.	1,400	9,156
*	CAS Medical Systems, Inc.	16,119	31,916
*	Catalyst Health Solutions, Inc.	34,197	771,142
*	Catalyst Pharmaceutical Partners, Inc.	2,000	3,740
* #	Celera Corp.	64,702	523,439
*	Celldex Therapeutics, Inc.	35,321	305,880
*	Centene Corp.	35,000	642,950
* #	Cepheid, Inc.	50,229	487,221
#	Chemed Corp.	20,070	849,563
* #	Cleveland Biolabs, Inc.	21,072	72,909
* #	Clinical Data, Inc.	23,482	300,804
*	Columbia Laboratories, Inc.	146,252	203,290
* #	CombiMatrix Corp.	17,338	126,394
	Computer Programs & Systems, Inc.	31,945	1,117,756
* #	Conceptus, Inc.	27,216	368,505

21

*	CONMED Corp.	51,250	682,650
*	Continucare Corp.	67,052	132,763
#	Cooper Companies, Inc.	15,400	442,750
*	Corvel Corp.	29,571	665,348
*	CPEX Pharmaceuticals, Inc.	5,986	44,895
*	Cross Country Healthcare, Inc.	62,610	551,594
*	CryoLife, Inc.	49,736	270,066
*	Cutera, Inc.	34,749	218,224
* #	Cyberonics, Inc.	32,949	436,245
*	Cynosure, Inc. Class A	8,132	49,768
*	Cypress Bioscience, Inc.	88,213	635,134
*	Cytokinetics, Inc.	123,091	228,949
*	Cytomedix, Inc.	18,377	10,107
*	Cytori Therapeutics, Inc.	67,500	120,825
	Daxor Corp.	3,400	46,750
* #	Dendreon Corp.	28,400	602,080
*	DepoMed, Inc.	115,840	240,947
*	Dexcom, Inc.	100,479	450,146
*	Dialysis Corp. of America	26,903	141,241
*	Digirad Corp.	17,773	24,349
* #	Dionex Corp.	9,205	579,915
*	Durect Corp.	127,511	311,127
*	DUSA Pharmaceuticals, Inc.	65,753	86,794
*	Dyax Corp.	148,401	290,866
*	Dynacq Healthcare, Inc.	10,092	35,322
* #	Eclipsys Corp.	34,345	453,354
*	Emergency Medical Services Corp. Class A	2,500	87,100
* #	Emergent Biosolutions, Inc.	89,164	954,946
* #	Emeritus Corp.	25,302	228,730
* ●	Endo Pharmaceuticals Solutions	57,207	56,635
*	Endologix, Inc.	74,231	175,185
	Ensign Group, Inc.	16,841	261,036
*	Enzo Biochem, Inc.	64,238	263,376
* #	Enzon Pharmaceuticals, Inc.	71,703	412,292
* #	eResearch Technology, Inc.	77,762	394,253
*	ev3, Inc.	143,499	1,199,652
* #	Exactech, Inc.	25,991	344,381
* #	Exelixis, Inc.	107,002	527,520
*	Facet Biotech Corp.	2,505	23,422
*	Five Star Quality Care, Inc.	38,448	64,977
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	16,182	5,664
*	Genomic Health, Inc.	16,614	373,815
*	Genoptix, Inc.	8,670	252,124
* #	Gentiva Health Services, Inc.	41,803	665,922
* #	Geron Corp.	114,263	587,312
* #	Greatbatch, Inc.	49,497	1,041,417
* #	GTx, Inc.	29,471	289,700
* #	Haemonetics Corp.	24,200	1,249,446
* #	Halozyme Therapeutics, Inc.	18,900	119,448
* #	Hanger Orthopedic Group, Inc.	34,011	473,093
*	Hansen Medical, Inc.	9,617	51,643
*	Harvard Bioscience, Inc.	87,992	255,177
*	Health Grades, Inc.	67,212	215,078
*	Health Management Associates, Inc.	42,714	199,474
*	HEALTHSOUTH Corp.	67,656	633,937

22

*	HealthSpring, Inc.	63,300	584,259
*	HealthStream, Inc.	64,945	159,765
*	HealthTronics, Inc.	95,018	138,726
* #	Healthways, Inc.	47,920	499,806
#	Hill-Rom Holdings, Inc.	60,180	781,136
*	Hi-Tech Pharmacal Co., Inc.	27,180	205,209
*	HMS Holdings Corp.	42,940	1,287,341
*	Home Diagnostics, Inc.	46,934	278,788
	Hooper Holmes, Inc.	101	39
* #	ICU Medical, Inc.	25,443	956,657
*	Idenix Pharmaceuticals, Inc.	80,794	298,938
*	Idera Pharmaceuticals, Inc.	20,034	120,404
*	IDM Pharma, Inc.	50,767	84,781
*	I-Flow Corp.	15,461	77,305
*	ImmunoGen, Inc.	87,503	608,146
* #	Immunomedics, Inc.	134,177	155,645
* #	Incyte Corp.	111,740	263,706
*	Infinity Pharmaceuticals, Inc.	49,314	305,254
* #	Inspire Pharmaceuticals, Inc.	129,760	582,622
*	Integra LifeSciences Holdings Corp.	23,137	597,397
*	IntegraMed America, Inc.	22,928	158,891
* #	InterMune, Inc.	49,120	665,085
#	Invacare Corp.	42,992	661,647
*	InVentiv Health, Inc.	40,036	443,999
*	IPC The Hospitalist Co.	13,010	238,473
*	Iridex Corp.	5,749	8,164
*	IRIS International, Inc.	32,460	362,578
*	Javelin Pharmaceuticals, Inc.	3,042	4,076
* #	Kendle International, Inc.	30,840	274,476
*	Kensey Nash Corp.	20,821	435,992
	Kewaunee Scientific Corp.	2,000	18,760
*	Kindred Healthcare, Inc.	54,100	704,382
*	K-V Pharmaceutical Co. Class B	12,865	28,560
#	Landauer, Inc.	17,106	906,276
*	Langer, Inc.	16,314	8,810
*	Lannet Co., Inc.	51,027	279,373
	LCA-Vision, Inc.	41,200	236,900
*	LeMaitre Vascular, Inc.	4,501	11,478
*	Lexicon Pharmaceuticals, Inc.	4,511	4,962
* #	LHC Group, Inc.	43,197	985,756
*	Ligand Pharmaceuticals, Inc. Class B	125,772	376,058
*	Luminex Corp.	45,613	748,509
*	Magyar Bancorp, Inc.	1,700	8,415
*	MAKO Surgical Corp.	15,845	106,162
* #	Mannkind Corp.	76,787	314,059
#	Martek Biosciences Corp.	47,557	866,489
*	Matrixx Initiatives, Inc.	24,051	411,753
*	Maxygen, Inc.	88,632	518,497
* #	Medarex, Inc.	79,134	468,473
*	MedAssets, Inc.	44,926	774,524
*	MedCath Corp.	41,859	423,613
*	Medical Action Industries, Inc.	41,004	397,739
*	MediciNova, Inc.	2,300	5,796
	Medicis Pharmaceutical Corp. Class A	46,200	742,434
* #	Medivation, Inc.	28,516	551,214

23

*	MEDTOX Scientific, Inc.	22,900	185,719
	Meridian Bioscience, Inc.	20,880	362,894
* #	Merit Medical Systems, Inc.	48,470	751,770
*	Metabasis Therapeutics, Inc.	45,138	16,250
*	Metabolix, Inc.	45,686	360,919
*	Metropolitan Health Networks, Inc.	126,059	213,040
* #	Micromet, Inc.	111,142	380,106
*	Micrus Endovascular Corp.	35,670	246,836
*	MiddleBrook Pharmaceuticals, Inc.	98,504	138,891
* #	Molecular Insight Pharmaceuticals, Inc.	21,894	81,446
* #	Molina Healthcare, Inc.	21,924	474,655
*	Momenta Pharmaceuticals, Inc.	54,827	614,062
* #	Monogram Biosciences, Inc.	39,533	105,553
*	MTS Medication Technologies, Inc.	1,433	5,632
*	MWI Veterinary Supply, Inc.	15,618	485,407
*	Nabi Biopharmaceuticals	122,386	421,008
*	Nanosphere, Inc.	6,449	22,572
*	National Dentex Corp.	2,975	14,697
	National Healthcare Corp.	11,196	444,481
	National Research Corp.	12,247	308,747
*	Natus Medical, Inc.	44,218	388,234
*	Nektar Therapeutics	75,803	424,497
* #	Neogen Corp.	33,002	748,155
*	Neurocrine Biosciences, Inc.	51,036	168,419
*	NeurogesX, Inc.	14,960	41,140
*	Neurometric, Inc.	140	228
*	Nighthawk Radiology Holdings, Inc.	31,342	111,891
* #	NovaMed, Inc.	65,181	205,320
* #	Novavax, Inc.	105,020	256,249
*	Noven Pharmaceuticals, Inc.	61,640	636,125
*	NPS Pharmaceuticals, Inc.	141,861	490,839
*	Nutraceutical International Corp.	29,569	243,057
* #	NuVasive, Inc.	204	7,732
*	NxStage Medical, Inc.	67,599	151,422
*	Obagi Medical Products, Inc.	38,179	229,456
*	Odyssey Healthcare, Inc.	71,731	743,133
*	Omnicell, Inc.	72,902	641,538
*	OncoGenex Pharmaceutical, Inc.	8,865	58,952
* #	Optimer Pharmaceuticals, Inc.	83,899	1,172,069
*	OraSure Technologies, Inc.	69,181	250,435
*	Orexigen Therapeutics, Inc.	27,416	77,861
* #	Osiris Therapeutics, Inc.	74,439	943,142
*	Osteotech, Inc.	47,890	182,940
*	OXiGENE, Inc.	12,500	11,875
*	Pain Therapeutics, Inc.	75,213	356,510
*	Palomar Medical Technologies, Inc.	38,585	332,217
* #	Par Pharmaceutical Cos., Inc.	50,189	538,528
*	Parexel International Corp.	45,600	451,896
*	PDI, Inc.	31,066	99,722
#	PDL BioPharma, Inc.	71,239	509,359
*	Penwest Pharmaceuticals Co.	3,387	5,555
*	Pharmasset, Inc.	5,020	45,180
*	PharMerica Corp.	24,300	443,475
* #	Phase Forward, Inc.	38,255	545,516
*	Poniard Pharmaceuticals, Inc.	28,400	90,596

24

* #	Pozen, Inc.	38,890	297,897
*	Progenics Pharmaceuticals, Inc.	52,627	288,396
*	Prospect Medical Holdings, Inc.	32,343	55,307
*	Providence Service Corp.	8,418	82,665
*	ProxyMed, Inc.	680	5
* #	PSS World Medical, Inc.	16,700	242,484
	Psychemedics Corp.	12,710	76,260
*	QuadraMed Corp.	23,280	159,934
*	Questcor Pharmaceuticals, Inc.	25,598	115,191
* #	Quidel Corp.	32,606	379,534
* #	Quigley Corp.	28,228	184,188
*	RadNet, Inc.	59,565	91,730
*	Regeneration Technologies, Inc.	122,586	433,954
*	RehabCare Group, Inc.	53,485	893,200
*	Repligen Corp.	74,907	318,355
* #	Repros Therapeutics, Inc.	33,710	232,262
*	Res-Care, Inc.	53,016	849,316
*	Retractable Technologies, Inc.	4,139	3,021
*	Rigel Pharmaceuticals, Inc.	55,263	366,946
*	Rochester Medical Corp.	26,604	280,938
* #	Rockwell Medical Technologies, Inc.	40,182	199,705
* #	Salix Pharmaceuticals, Ltd.	137,067	1,507,737
* #	Sangamo BioSciences, Inc.	49,300	209,525
*	Santarus, Inc.	149,232	262,648
* #	Savient Pharmaceuticals, Inc.	41,755	220,466
*	SciClone Pharmaceuticals, Inc.	37,036	58,887
*	Seattle Genetics, Inc.	51,868	478,742
*	Senomyx, Inc.	15,339	35,740
*	SenoRx, Inc.	5,843	21,327
* #	Sequenom, Inc.	64,135	232,169
* #	Sirona Dental Systems, Inc.	28,900	472,804
*	Skilled Healthcare Group, Inc.	27,600	240,948
*	Somanetics Corp.	16,937	274,549
*	Sonic Innovations, Inc.	8,889	5,511
*	SonoSite, Inc.	17,573	317,017
	Span-American Medical System, Inc.	4,563	50,649
*	Spectranetics Corp.	37,293	145,443
*	Spectrum Pharmaceuticals, Inc.	11,536	28,148
* #	STAAR Surgical Co.	91,226	78,910
* #	StemCells, Inc.	66,573	113,174
* #	Stereotaxis, Inc.	63,956	213,613
#	Steris Corp.	46,063	1,110,118
*	Strategic Diagnostics, Inc.	55,703	59,045
* #	Sun Healthcare Group, Inc.	33,957	287,616
*	SunLink Health Systems, Inc.	2,600	4,186
*	SuperGen, Inc.	49,789	100,076
* #	SurModics, Inc.	15,509	336,545
* #	Symmetry Medical, Inc.	59,520	432,115
*	Synovis Life Technologies, Inc.	23,628	358,673
* #	Synta Pharmaceuticals Corp.	43,613	141,742
*	Targacept, Inc.	58,828	211,193
* #	The Medicines Co.	43,800	437,124
*	Theragenics Corp.	61,900	76,756
* #	Theravance, Inc.	32,706	468,677
* #	Thoratec Corp.	51,358	1,492,463

25

*	Tomotherapy, Inc.	60,959	157,274
*	Torreypines Therapeutics, Inc.	6,800	1,224
* #	TranS1, Inc.	20,969	152,654
*	Transcend Services, Inc.	22,785	264,306
*	Transcept Pharmaceuticals, Inc.	15,399	44,657
	Trimeris, Inc.	25,916	52,091
* #	Triple-S Management Corp.	22,500	288,450
*	U.S. Physical Therapy, Inc.	27,661	323,080
*	Uroplasty, Inc.	23,900	16,730
	Utah Medical Products, Inc.	7,282	159,621
* #	Varian, Inc.	23,695	782,409
*	Vascular Solutions, Inc.	46,726	315,401
* #	Vical, Inc.	50,718	129,331
*	ViroPharma, Inc.	104,190	586,590
* #	Virtual Radiologic Corp.	6,309	57,790
*	Vital Images, Inc.	31,311	317,180
*	Vivus, Inc.	122,860	492,669
* #	VNUS Medical Technologies, Inc.	30,641	678,698
* #	Volcano Corp.	43,640	575,612
#	West Pharmaceutical Services, Inc.	16,863	550,577
* #	Wright Medical Group, Inc.	27,320	375,650
*	XenoPort, Inc.	19,637	268,438
	Young Innovations, Inc.	21,802	337,931
* #	Zoll Medical Corp.	38,434	618,019
*	Zymogenetics, Inc.	55,882	195,587
Total Health Care			109,294,417

Industrials — (12.5%)
*	3D Systems Corp.	43,692	306,281
*	A. T. Cross Co. Class A	24,859	72,091
	A.O. Smith Corp.	26,300	817,667
#	AAON, Inc.	38,814	756,097
*	AAR Corp.	56,100	845,427
#	ABM Industries, Inc.	55,950	980,244
*	ACCO Brands Corp.	5,508	11,512
#	Aceto Corp.	26,767	191,384
#	Actuant Corp.	58,176	713,238
#	Administaff, Inc.	24,680	657,969
*	AeroCentury Corp.	400	2,004
*	Aerosonic Corp.	4,292	9,442
* #	AeroVironment, Inc.	16,418	388,450
	Aircastle, Ltd.	42,200	278,520
* #	AirTran Holdings, Inc.	119,150	828,093
	Alamo Group, Inc.	24,065	270,972
*	Alaska Air Group, Inc.	44,988	754,899
	Albany International Corp. Class A	33,764	313,330
	Alexander & Baldwin, Inc.	35,166	936,822
* #	Allegiant Travel Co.	46,248	2,406,746
*	Allied Defense Group, Inc.	20,469	82,490
*	Altra Holdings, Inc.	49,960	273,281
*	Amerco, Inc.	27,578	894,906
	American Ecology Corp.	8,956	147,953
	American Railcar Industries, Inc.	50,725	462,612
*	American Reprographics Co.	13,000	83,850
	American Science & Engineering, Inc.	16,628	1,002,003

26

* #	American Superconductor Corp.	46,459	1,193,996
#	American Woodmark Corp.	32,317	668,962
	Ameron International Corp.	17,660	1,044,942
	Ampco-Pittsburgh Corp.	20,944	510,196
*	AMREP Corp.	16,876	313,725
*	APAC Customer Services, Inc.	70,275	323,968
#	Apogee Enterprises, Inc.	50,199	672,667
* #	Applied Energetics, Inc.	25,393	9,141
	Applied Industrial Technologies, Inc.	28,275	636,188
	Applied Signal Technologies, Inc.	38,795	766,589
*	Argan, Inc.	33,733	448,986
*	Argon ST, Inc.	47,894	976,559
	Arkansas Best Corp.	35,508	819,525
*	Arotech Corp.	23,044	20,740
* #	Astec Industries, Inc.	27,014	832,571
*	Astronics Corp.	2,544	28,162
*	Astronics Corp. Class B	1,840	19,872
*	Atlas Air Worldwide Holding, Inc.	17,439	463,005
*	Avalon Holding Corp. Class A	1,400	2,464
* #	Axsys Technologies, Inc.	24,317	1,019,125
* #	AZZ, Inc.	27,888	862,576
	Badger Meter, Inc.	11,963	466,078
* #	Baker (Michael) Corp.	22,666	761,578
#	Baldor Electric Co.	32,010	742,632
*	Baldwin Technology Co., Inc. Class A	22,789	26,663
	Barnes Group, Inc.	55,900	791,544
	Barrett Business Services, Inc.	21,462	214,620
* #	BE Aerospace, Inc.	400	4,316
* #	Beacon Roofing Supply, Inc.	115,640	1,838,676
#	Belden, Inc.	35,935	579,272
*	Blount International, Inc.	64,717	414,189
*	BlueLinx Holdings, Inc.	98,072	306,965
	Bowne & Co., Inc.	4,603	23,521
*	Breeze-Eastern Corp.	14,658	121,075
#	Briggs & Stratton Corp.	69,200	1,029,696
*	BTU International, Inc.	26,413	98,785
* #	Builders FirstSource, Inc.	103,111	341,297
	C&D Technologies, Inc.	59,852	131,076
	Cascade Corp.	22,637	547,136
*	Casella Waste Systems, Inc. Class A	59,276	122,109
* #	CBIZ, Inc.	140,528	1,104,550
	CDI Corp.	48,837	583,602
*	CECO Environmental Corp.	9,672	34,336
*	Celadon Group, Inc.	38,025	260,091
*	Cenveo, Inc.	55,900	263,848
*	Ceradyne, Inc.	37,166	640,742
	Champion Industries, Inc.	7,461	11,266
* #	Chart Industries, Inc.	17,246	238,512
	Chase Corp.	21,604	206,318
	Chicago Rivet & Machine Co.	300	3,698
	CIRCOR International, Inc.	16,945	435,995
*	Coleman Cable, Inc.	38,529	95,937
*	Columbus McKinnon Corp.	32,001	414,733
#	Comfort Systems USA, Inc.	72,375	780,926
*	Competitive Technologies, Inc.	21,544	33,393

27

	CompX International, Inc.	700	4,186
*	COMSYS IT Partners, Inc.	46,145	243,646
*	Consolidated Graphics, Inc.	21,300	413,646
*	Cornell Companies, Inc.	25,407	461,899
	Corporate Executive Board Co.	30,424	525,727
* #	CoStar Group, Inc.	17,078	632,740
*	Covenant Transport Group Class A	3,716	7,655
*	CPI Aerostructures, Inc.	16,579	122,685
*	CRA International, Inc.	25,667	599,068
*	Crocs, Inc.	2,500	5,625
#	Cubic Corp.	29,003	832,676
	Deluxe Corp.	18,680	270,860
	Diamond Management & Technology Consultants, Inc.	70,188	196,526
* #	Document Securities Systems, Inc.	32,857	62,757
*	Double Eagle Petroleum Co.	23,447	106,918
	Ducommun, Inc.	29,714	514,646
*	Duff & Phelps Corp.	13,007	245,312
*	DXP Enterprises, Inc.	27,989	371,694
*	Dynamex, Inc.	9,429	138,701
	Dynamic Materials Corp.	25,600	410,624
* #	DynCorp International, Inc. Class A	59,120	901,580
#	Eagle Bulk Shipping, Inc.	43,632	284,481
	Eastern Co.	9,254	105,773
	Ecology & Environment, Inc. Class A	920	12,383
	Electro Rent Corp.	57,665	551,854
*	EMCOR Group, Inc.	22,900	476,091
#	Encore Wire Corp.	33,235	725,852
* #	Ener1, Inc.	36,492	214,938
* #	EnerNOC, Inc.	31,111	543,509
*	EnerSys	68,399	1,166,203
*	ENGlobal Corp.	53,923	311,136
	Ennis, Inc.	51,535	463,815
*	EnPro Industries, Inc.	40,000	638,400
* #	ESCO Technologies, Inc.	25,989	1,080,623
	Espey Manufacturing & Electronics Corp.	4,056	61,895
* #	Esterline Technologies Corp.	43,192	1,138,109
* #	Evergreen Solar, Inc.	40,460	98,318
* #	Exide Technologies	123,419	670,165
*	Exponent, Inc.	13,273	370,317
*	ExpressJet Holdings, Inc.	763	946
	Federal Signal Corp.	71,413	554,879
*	First Advantage Corp.	15,335	219,904
* #	Flanders Corp.	59,881	317,968
*	Flow International Corp.	74,952	136,413
	Forward Air Corp.	18,296	304,994
	Franklin Electric Co., Inc.	26,195	620,560
	Freightcar America, Inc.	25,722	494,634
	Frozen Food Express Industries, Inc.	33,400	144,622
* #	Fuel Tech, Inc.	17,777	233,056
* #	FuelCell Energy, Inc.	112,264	357,000
*	Furmanite Corp.	73,011	289,124
	G & K Services, Inc. Class A	23,148	578,006
*	Gardner Denver Machinery, Inc.	15,349	408,590
*	Gencor Industries, Inc.	9,533	79,505
	GenCorp, Inc.	12,100	29,040

28

* #	General Cable Corp.	1,100	29,854
* #	Genesee & Wyoming, Inc.	32,880	986,400
* #	GeoEye, Inc.	23,119	575,432
*	GeoPetro Resources Co.	32,200	20,286
*	Global Cash Access, Inc.	153,792	933,517
*	GP Strategies Corp.	49,894	199,576
* #	Graftech International, Ltd.	102,200	898,338
	Graham Corp.	2,750	34,375
	Great Lakes Dredge & Dock Corp.	110,869	439,041
	Greenbrier Companies, Inc.	18,908	160,907
*	Griffon Corp.	126,492	1,096,686
	Hardinge, Inc.	12,148	58,310
*	Hawaiian Holdings, Inc.	65,626	327,474
#	Healthcare Services Group, Inc.	38,984	697,034
#	HEICO Corp.	12,997	373,144
	HEICO Corp. Class A	19,769	493,237
	Heidrick & Struggles International, Inc.	30,343	512,797
*	Henry Bros. Electronics, Inc.	17,519	120,356
*	Herley Industries, Inc.	17,600	181,984
	Herman Miller, Inc.	14,000	208,180
* #	Hexcel Corp.	2,100	20,139
*	Hill International, Inc.	83,807	338,580
	Hi-Shear Technology Corp.	19,972	135,810
#	HNI Corp.	47,750	740,125
* #	Hoku Scientific, Inc.	31,048	84,761
#	Houston Wire & Cable Co.	17,895	172,508
*	HQ Sustainable Maritime Industries, Inc.	34,371	320,681
*	Hub Group, Inc. Class A	22,775	523,825
*	Hudson Highland Group, Inc.	28,545	46,814
*	Hurco Companies, Inc.	18,533	284,111
* #	Huron Consulting Group, Inc.	20,616	988,537
*	ICF International, Inc.	22,273	612,730
*	ICT Group, Inc.	48,519	343,515
* #	II-VI, Inc.	40,548	971,936
*	InnerWorkings, Inc.	60,925	307,671
*	Innotrac Corp.	712	641
	Innovative Solutions & Support, Inc.	43,913	210,782
* #	Insituform Technologies, Inc. Class A	47,114	722,258
	Insteel Industries, Inc.	37,731	281,096
* #	Integrated Electrical Services, Inc.	34,690	333,371
* #	InterDigital, Inc.	12,095	318,340
*	Interline Brands, Inc.	63,820	827,107
	International Shipholding Corp.	4,694	98,574
*	Intersections, Inc.	52,530	172,824
*	Kadant, Inc.	21,892	270,147
	Kaman Corp. Class A	28,991	490,238
#	Kaydon Corp.	13,704	437,980
	Kelly Services, Inc. Class A	49,552	562,911
*	Kenexa Corp.	29,004	190,266
*	Key Technology, Inc.	14,964	157,721
*	Kforce, Inc.	66,341	723,780
#	Knight Transportation, Inc.	43,255	764,748
#	Knoll, Inc.	33,550	237,534
* #	Korn/Ferry International	65,328	691,824
*	K-Tron International, Inc.	4,309	346,530

29

	L.S. Starrett Co. Class A	5,600	57,344
*	LaBarge, Inc.	45,424	374,748
*	Ladish Co., Inc.	36,847	278,932
	Lawson Products, Inc.	11,882	136,405
* #	Layne Christensen Co.	26,813	580,770
*	Learning Tree International, Inc.	34,128	280,532
*	LECG Corp.	9,507	27,665
*	LGL Group, Inc.	1,000	3,830
*	Limco-Piedmont, Inc.	4,500	11,115
*	LMI Aerospace, Inc.	32,552	214,518
	LSI Industries, Inc.	37,517	210,470
*	Lydall, Inc.	25,418	109,043
*	M&F Worldwide Corp.	38,000	606,100
*	Mac-Gray Corp.	25,399	175,253
*	Magnetek, Inc.	90,576	158,508
* ●	MAIR Holdings, Inc. Escrow Shares	23,464	—
*	Marten Transport, Ltd.	64,705	1,341,982
	McGrath Rentcorp	38,860	821,500
*	Merrimac Industries, Inc.	1,920	7,334
	Met-Pro Corp.	32,896	335,210
*	MFRI, Inc.	21,437	109,114
* #	Microvision, Inc.	23,272	43,286
* #	Middleby Corp.	16,650	728,771
*	Miller Industries, Inc.	27,344	218,752
#	Mine Safety Appliances Co.	40,863	1,007,273
*	Misonix, Inc.	1,309	3,011
* #	Mobile Mini, Inc.	54,347	744,554
* #	Moog, Inc. Class A	12,563	336,437
*	Moog, Inc. Class B	491	13,380
	Mueller Industries, Inc.	45,622	1,002,315
	Mueller Water Products, Inc.	78,192	327,624
	Multi-Color Corp.	24,466	290,411
	NACCO Industries, Inc. Class A	8,327	318,508
*	Nashua Corp.	1,700	2,635
	National Technical Systems, Inc.	26,331	82,943
* #	Navigant Consulting, Inc.	48,040	706,668
* #	NCI Building Systems, Inc.	20,800	82,160
#	Nordson Corp.	9,888	358,737
*	North America Galvanizing & Coatings, Inc.	24,073	111,939
*	Ocean Power Technologies, Inc.	3,280	21,517
* #	Old Dominion Freight Line, Inc.	42,462	1,195,305
	Omega Flex, Inc.	27,740	428,860
*	On Assignment, Inc.	61,862	217,754
* #	Orbital Sciences Corp.	44,298	684,847
* #	Orion Marine Group, Inc.	40,895	612,607
	Oshkosh Truck Corp. Class B	41,060	394,176
*	P.A.M. Transportation Services, Inc.	21,963	116,843
	Pacer International, Inc.	17,000	72,080
*	Paragon Technologies, Inc.	5,727	11,511
*	Park-Ohio Holdings Corp.	18,562	86,313
*	Patriot Transportation Holding, Inc.	5,663	390,974
*	Pemco Aviation Group Inc	600	750
*	Perini Corp.	42,859	741,461
*	PGT, Inc.	32,478	69,828
*	Pike Electric Corp.	39,666	411,733

30

*	Pinnacle Airlines Corp.	34,651	72,074
*	Plug Power, Inc.	6,449	6,385
*	PMFG, Inc.	19,184	115,488
	Portec Rail Products, Inc.	25,892	207,136
* #	Powell Industries, Inc.	20,030	720,880
*	Power-One, Inc.	65,493	79,247
	Preformed Line Products Co.	6,400	237,440
*	PRG-Schultz International, Inc.	30,417	90,034
* #	Protection One, Inc.	51,916	159,382
	Providence & Worcester Railroad Co.	1,600	18,400
*	Quality Distribution, Inc.	25,908	51,557
#	Quanex Building Products Corp.	25,275	259,069
#	Quixote Corp.	12,144	34,610
#	Raven Industries, Inc.	8,092	193,399
* #	RBC Bearings, Inc.	21,765	402,653
*	RCM Technologies, Inc.	3,839	5,106
#	Regal-Beloit Corp.	31,672	1,286,833
*	Republic Airways Holdings, Inc.	25,923	185,609
* #	Resources Connection, Inc.	44,112	862,390
	Robbins & Myers, Inc.	45,100	854,645
	Rollins, Inc.	32,675	588,150
* #	RSC Holdings, Inc.	91,664	655,398
*	Rush Enterprises, Inc. Class A	56,951	749,475
*	Rush Enterprises, Inc. Class B	20,055	223,012
*	Saia, Inc.	20,290	264,987
	Schawk, Inc.	67,664	486,504
* #	School Specialty, Inc.	22,310	418,759
	Servidyne, Inc.	9,190	20,769
	Servotronics, Inc.	4,259	44,336
*	SIFCO Industries, Inc.	12,202	97,006
#	Simpson Manufacturing Co., Inc.	50,300	1,119,678
	SkyWest, Inc.	71,072	855,707
*	SL Industries, Inc.	15,983	120,672
*	SmartPros, Ltd.	400	1,220
*	Sparton Corp.	9,122	12,315
*	Spherion Corp.	32,552	116,862
*	Spherix, Inc.	10,693	11,228
* #	Spire Corp.	11,775	82,307
*	Standard Parking Corp.	37,258	567,812
	Standard Register Co.	52,581	274,473
	Standex International Corp.	35,614	493,966
* #	Stanley, Inc.	12,060	310,907
	Steelcase, Inc. Class A	89,369	404,842
*	Sterling Construction Co., Inc.	30,361	569,876
	Sun Hydraulics, Inc.	25,346	458,763
	TAL International Group, Inc.	35,634	341,374
* #	Taleo Corp. Class A	48,755	585,548
* #	Taser International, Inc.	91,881	441,029
* #	Team, Inc.	18,846	270,817
*	TeamStaff, Inc.	193	352
	Tech/Ops Sevcon, Inc.	5,762	11,409
	Technology Research Corp.	16,235	31,902
	Tecumseh Products Co. Class A	29,154	297,662
*	Tecumseh Products Co. Class B	1,100	11,902
* #	Teledyne Technologies, Inc.	26,070	832,415

31

* #	TeleTech Holdings, Inc.	56,796	753,683
	Tennant Co.	27,800	413,386
*	The Advisory Board Co.	21,180	394,795
* #	The GEO Group, Inc.	62,100	1,032,723
	The Gorman-Rupp Co.	19,102	406,873
	Titan International, Inc.	37,125	224,606
*	Titan Machinery, Inc.	20,226	204,889
	Todd Shipyards Corp.	10,541	145,255
#	Toro Co.	1,010	30,684
*	Trailer Bridge, Inc.	11,284	32,724
*	TRC Companies, Inc.	45,127	120,489
	Tredegar Industries, Inc.	33,800	594,204
* #	Trex Co., Inc.	41,960	459,462
	Triumph Group, Inc.	24,063	994,524
*	TrueBlue, Inc.	42,200	409,762
*	Tufco Technologies, Inc.	1,800	7,344
	Twin Disc, Inc.	27,484	187,441
*	U.S. Home Systems, Inc.	14,720	30,470
* #	UAL Corp.	8,900	43,788
*	Ultralife Corp.	39,042	279,150
*	United Rentals, Inc.	90,101	546,012
*	United Stationers, Inc.	28,724	940,137
	Universal Forest Products, Inc.	33,257	1,116,105
*	Universal Security Instruments, Inc.	2,963	12,593
	Universal Truckload Services, Inc.	44,766	551,517
*	UQM Technologies, Inc.	8,600	13,416
*	US Airways Group, Inc.	25,905	98,180
*	USA Truck, Inc.	26,268	369,328
	Valmont Industries, Inc.	10,370	661,399
	Valpey Fisher Corp.	1,200	1,380
*	Versar, Inc.	26,922	66,767
	Viad Corp.	28,900	551,412
	Vicor Corp.	69,237	371,803
*	Volt Information Sciences, Inc.	42,250	303,355
	VSE Corp.	11,222	335,426
	Wabash National Corp.	30,721	38,401
	Walter Energy, Inc.	11,800	269,040
*	Waste Services, Inc.	66,420	358,668
	Watsco, Inc. Class A	17,970	771,812
	Watsco, Inc. Class B	1,600	68,896
	Watts Water Technologies, Inc.	43,017	957,558
*	WCA Waste Corp.	48,746	99,929
#	Werner Enterprises, Inc.	84,242	1,377,357
* #	WESCO International, Inc.	31,905	829,530
*	Willdan Group, Inc.	1,000	1,400
*	Willis Lease Finance Corp.	7,934	90,448
* #	YRC Worldwide, Inc.	24,100	73,023
Total Industrials			135,554,285

Information Technology — (15.6%)
*	3Com Corp.	336,245	1,361,792
*	3PAR, Inc.	14,519	111,216
* #	Acacia Research	61,212	265,048
* #	ACI Worldwide, Inc.	29,688	512,712
*	Acme Packet, Inc.	98,009	755,649

32

*	Acorn Energy, Inc.	6,300	15,435
*	Actel Corp.	38,200	472,534
*	ActivIdentity Corp.	132,229	284,292
*	Actuate Corp.	100,212	370,784
	Acxiom Corp.	87,593	845,272
*	Adaptec, Inc.	302,926	866,368
* #	ADC Telecommunications, Inc.	32,200	236,992
*	ADDvantage Technologies Group, Inc.	13,788	22,750
*	Adept Technology, Inc.	19,052	67,444
	Adtran, Inc.	44,668	944,728
*	Advanced Analogic Technologies, Inc.	103,518	496,886
* #	Advanced Energy Industries, Inc.	56,018	472,232
*	Advanced Photonix, Inc.	4,300	2,623
* #	Advent Software, Inc.	21,254	706,483
*	Aehr Test Systems	21,687	22,338
*	Aetrium, Inc.	21,921	28,717
	Agilysys, Inc.	26,200	157,986
*	Airvana, Inc.	58,564	333,229
* ●	Allen Organ Co. Escrow Shares	700	6,361
*	American Commercial Lines, Inc.	25,040	124,699
	American Software, Inc. Class A	47,023	260,978
* #	Amkor Technology, Inc.	61,000	262,910
*	Amtech Systems, Inc.	20,294	85,032
*	Anadigics, Inc.	48,086	145,220
*	Anaren, Inc.	49,100	638,791
*	Applied Micro Circuits Corp.	144,369	786,811
* #	Ariba, Inc.	96,871	930,930
* #	Arris Group, Inc.	166,606	1,777,686
*	Art Technology Group, Inc.	193,065	606,224
*	Aruba Networks, Inc.	58,625	274,951
	Astro-Med, Inc.	3,786	20,861
* #	Atheros Communications	8,600	148,092
	Atlantic Tele-Network, Inc.	28,550	630,384
* #	ATMI, Inc.	35,464	559,977
*	Autobytel, Inc.	19,150	10,341
*	Avid Technology, Inc.	53,300	590,031
*	Avocent Corp.	65,915	951,813
*	Aware, Inc.	33,113	77,816
*	AXT, Inc.	62,608	53,217
* #	Bankrate, Inc.	17,134	428,350
	Bel Fuse, Inc. Class A	4,356	63,162
	Bel Fuse, Inc. Class B	23,655	382,738
*	Benchmark Electronics, Inc.	92,359	1,120,315
* #	BigBand Networks, Inc.	119,872	702,450
	Black Box Corp.	32,392	886,569
#	Blackbaud, Inc.	47,292	719,784
* #	Blackboard, Inc.	26,745	910,132
*	Blue Coat Systems, Inc.	83,571	1,108,151
*	Borland Software Corp.	1,246	947
*	Bottomline Technologies, Inc.	55,683	437,112
*	Brightpoint, Inc.	87,354	455,114
*	Brooks Automation, Inc.	39,757	247,289
*	BSQUARE Corp.	21,682	50,953
* #	Cabot Microelectronics Corp.	26,550	764,906
* #	Cadence Design Systems, Inc.	9,200	51,336

33

*	California Micro Devices Corp.	63,812	179,312
*	Callidus Software, Inc.	77,752	251,139
*	Cascade Microtech, Inc.	6,993	23,077
	Cass Information Systems, Inc.	31,665	1,068,060
*	Catapult Communications Corp.	38,857	287,153
* #	Cavium Networks, Inc.	27,300	343,434
*	CEVA, Inc.	55,703	459,550
*	Checkpoint Systems, Inc.	34,000	413,100
*	Chordiant Software, Inc.	65,331	209,059
*	Ciber, Inc.	72,351	233,694
* #	Ciena Corp.	10,400	124,280
* #	Cirrus Logic, Inc.	168,653	784,236
*	Cogent, Inc.	53,045	601,530
	Cognex Corp.	49,910	702,234
	Cohu, Inc.	64,147	626,075
*	Comarco, Inc.	11,901	19,280
# ●	Commerce One LLC	1,966	—
* #	CommScope, Inc.	44,900	1,126,990
	Communications Systems, Inc.	16,652	139,211
* #	CommVault Systems, Inc.	35,712	444,614
* #	ComScore, Inc.	19,458	248,284
* #	Comtech Telecommunications Corp.	31,458	1,052,899
* #	Comverge, Inc.	46,502	356,670
*	Concurrent Computer Corp.	19,450	91,999
*	Constant Contact, Inc.	21,641	344,741
* #	Convera Corp.	37,986	9,990
*	Convergys Corp.	23,898	241,609
*	CPI International, Inc.	37,542	411,085
*	Cray, Inc.	71,418	299,956
* #	CSG Systems International, Inc.	51,140	741,530
*	CSP, Inc.	1,770	5,292
	CTS Corp.	29,900	181,493
*	CyberOptics Corp.	23,432	108,959
* #	CyberSource Corp.	118,987	1,738,400
* #	Cymer, Inc.	33,606	954,746
*	Cypress Semiconductor Corp.	118,100	936,533
#	Daktronics, Inc.	41,414	374,383
* #	Data Domain, Inc.	20,178	334,551
*	Datalink Corp.	20,260	67,263
	Dataram Corp.	22,342	29,491
*	DDi Corp.	54,118	184,001
*	DealerTrack Holdings, Inc.	38,600	585,948
*	Deltek, Inc.	40,850	168,302
*	DemandTec, Inc.	36,112	260,729
*	Digi International, Inc.	66,798	485,621
*	Digimarc Corp.	17,785	177,139
* #	Digital River, Inc.	39,478	1,516,745
* #	Diodes, Inc.	22,403	333,357
*	Ditech Networks, Inc.	34,593	33,905
*	DivX, Inc.	52,751	270,613
*	Double-Take Software, Inc.	44,852	364,198
*	DSP Group, Inc.	62,127	390,779
* #	DTS, Inc.	30,989	825,857
*	Dycom Industries, Inc.	54,534	459,176
*	Dynamics Research Corp.	26,541	218,963

34

* #	EarthLink, Inc.	121,590	921,652
* #	Ebix, Inc.	18,596	516,969
* #	Echelon Corp.	87,926	699,891
*	EDGAR Online, Inc.	51,740	55,879
*	Edgewater Technology, Inc.	8,958	21,410
*	EFJohnson Technologies, Inc.	15,110	9,670
*	Elecsys Corp.	3,000	10,500
*	Electro Scientific Industries, Inc.	62,368	536,365
*	Electronics for Imaging, Inc.	74,070	727,367
*	eLoyalty Corp.	4,407	30,849
*	EMS Technologies, Inc.	30,719	585,197
*	Emulex Corp.	111,540	1,167,824
*	Endwave Corp.	29,837	82,350
*	Entegris, Inc.	119,899	177,451
*	Entrust, Inc.	78,195	152,480
* #	Epicor Software Corp.	120,979	667,804
* #	EPIQ Systems, Inc.	77,560	1,199,853
*	ePlus, Inc.	9,000	107,910
*	Euronet Worldwide, Inc.	66,770	1,080,339
*	Exar Corp.	38,414	236,246
*	Extreme Networks, Inc.	109,323	192,408
#	Fair Isaac Corp.	58,190	978,756
*	Fairchild Semiconductor Corp. Class A	145,300	895,048
*	FalconStor Software, Inc.	35,334	130,736
*	Faro Technologies, Inc.	38,979	590,922
* #	FEI Co.	47,298	812,580
*	FormFactor, Inc.	61,651	1,074,577
*	Forrester Research, Inc.	31,271	794,596
*	FortuNet, Inc.	30,390	99,679
	Frequency Electronics, Inc.	14,683	48,748
*	Gerber Scientific, Inc.	68,491	270,539
	Gevity HR, Inc.	46,349	183,542
*	Globecomm Systems, Inc.	45,005	306,034
*	Goldleaf Financial Solutions, Inc.	13,000	9,490
*	GSE Systems, Inc.	31,460	157,929
*	GSI Technology, Inc.	74,719	230,882
*	GTSI Corp.	19,287	86,792
*	Guidance Software, Inc.	42,682	157,070
*	Hackett Group, Inc.	117,708	264,843
* #	Harmonic, Inc.	114,937	842,488
* #	Harris Stratex Networks, Inc. Class A	35,062	140,949
*	Hauppauge Digital, Inc.	28,591	37,597
	Heartland Payment Systems, Inc.	22,600	181,704
* #	Hittite Microwave Corp.	26,890	999,232
* #	Hughes Communications, Inc.	7,554	144,810
* #	Hutchinson Technology, Inc.	3,841	7,375
*	Hypercom Corp.	53,401	57,673
*	I.D. Systems, Inc.	12,498	49,117
* #	i2 Technologies, Inc.	41,770	372,588
*	ICx Technologies, Inc.	9,286	34,730
	iGATE Corp.	111,113	421,118
* #	iGo, Inc.	45,255	33,887
*	Ikanos Communications, Inc.	21,182	31,138
*	I-many, Inc.	6,664	2,666
	Imation Corp.	48,894	488,940

35

	Imergent, Inc.	3,909	26,816
*	Immersion Corp.	78,181	326,015
* #	Infinera Corp.	93,830	791,925
*	infoGROUP, Inc.	83,930	339,917
	InfoSpace, Inc.	89,562	593,796
*	Innodata Isogen, Inc.	57,210	241,998
*	Insight Enterprises, Inc.	26,400	151,008
	Integral Systems, Inc.	36,661	243,062
*	Integrated Device Technology, Inc.	240,550	1,306,187
*	Integrated Silicon Solution, Inc.	74,212	166,235
*	Intelli-Check, Inc.	25,969	33,500
*	Interactive Intelligence, Inc.	34,352	377,872
*	Intermec, Inc.	68,493	827,395
*	Internap Network Services Corp.	53,615	149,050
* #	International Rectifier Corp.	8,800	148,544
*	Internet Brands, Inc.	47,489	291,108
*	Internet Capital Group, Inc.	79,500	431,685
*	Interphase Corp.	15,555	69,998
*	Intest Corp.	9,004	1,889
*	Intevac, Inc.	44,844	308,975
*	IntriCon Corp.	17,118	52,039
*	INX, Inc.	23,065	79,574
*	iPCS, Inc.	42,448	616,345
*	IPG Photonics Corp.	61,220	683,827
*	Isilon Systems, Inc.	63,125	162,231
*	Iteris, Inc.	94,250	110,273
*	Ixia	127,115	732,182
#	IXYS Corp.	84,408	805,252
* #	j2 Global Communications, Inc.	35,265	846,007
*	JDA Software Group, Inc.	38,000	536,180
	Keithley Instruments, Inc.	32,135	111,187
*	Key Tronic Corp.	27,708	40,177
*	Keynote Systems, Inc.	46,250	356,588
*	Kopin Corp.	196,868	541,387
*	Kratos Defense & Security Solutions, Inc.	168,691	133,266
* #	Kulicke & Soffa Industries, Inc.	91,075	364,300
*	KVH Industries, Inc.	34,106	187,583
* #	L-1 Identity Solutions, Inc.	103,286	756,054
*	LaserCard Corp.	25,018	93,818
*	Lattice Semiconductor Corp.	121,063	210,650
* #	Lawson Software, Inc.	182,329	982,753
* #	LeCroy Corp.	27,345	88,871
*	Limelight Networks, Inc.	95,259	466,769
*	Lionbridge Technologies, Inc.	58,400	78,840
*	Littlefuse, Inc.	26,300	431,057
*	Logility, Inc.	19,976	104,075
*	LoJack Corp.	30,530	104,413
*	LookSmart, Ltd.	50,529	63,161
*	Loral Space & Communications, Inc.	18,086	422,308
*	Luna Innovations, Inc.	19,131	14,157
*	Management Network Group, Inc.	65,995	20,458
* #	Manhattan Associates, Inc.	25,574	425,040
*	ManTech International Corp. Class A	14,400	521,136
	Marchex, Inc. Class B	35,380	159,918
* #	Mastec, Inc.	90,708	1,134,757

36

	Maximus, Inc.	16,424	662,380
*	Maxwell Technologies, Inc.	25,400	260,096
*	Measurement Specialties, Inc.	29,738	201,921
*	Mentor Graphics Corp.	18,725	125,832
*	Mercury Computer Systems, Inc.	56,509	458,853
	Mesa Laboratories, Inc.	5,853	117,060
	Methode Electronics, Inc.	79,438	478,217
	Micrel, Inc.	63,592	476,940
* #	MicroStrategy, Inc.	4,398	171,126
*	Microtune, Inc.	16,300	34,067
*	MIPS Technologies, Inc.	77,894	258,608
*	MKS Instruments, Inc.	76,951	1,204,283
	Mocon, Inc.	10,068	98,364
*	ModusLink Global Solutions, Inc.	112,757	417,201
*	Monolithic Power Systems, Inc.	40,943	757,446
*	MoSys, Inc.	90,805	127,127
*	MPS Group, Inc.	137,586	1,106,191
*	MSC.Software Corp.	74,760	459,026
	MTS Systems Corp.	18,096	382,368
* #	Multi-Fineline Electronix, Inc.	53,609	1,075,933
*	Nanometrics, Inc.	33,269	67,203
*	Napco Security Technologies, Inc.	53,748	71,485
* #	NCI, Inc.	20,544	500,452
* #	NETGEAR, Inc.	41,819	669,522
* #	NetLogic Microsystems, Inc.	22,183	722,944
*	NetScout Systems, Inc.	108,388	974,408
* #	NetSuite, Inc.	100	1,399
*	Network Engines, Inc.	3,682	2,614
*	Network Equipment Technologies, Inc.	60,086	236,138
* #	Neutral Tandem, Inc.	20,949	599,141
*	Newport Corp.	68,678	342,703
	NIC, Inc.	77,565	418,851
*	Novatel Wireless, Inc.	63,300	433,605
*	Nu Horizons Electronics Corp.	52,542	146,592
*	NumereX Corp. Class A	25,034	99,886
	O.I. Corp.	2,700	21,128
* #	Omniture, Inc.	75,460	929,667
*	OmniVision Technologies, Inc.	50,800	483,108
*	Online Resources Corp.	63,676	273,170
*	Onvia, Inc.	21,001	80,854
*	Oplink Communications, Inc.	52,098	575,162
*	OPNET Technologies, Inc.	61,468	528,625
*	OpNext, Inc.	48,136	121,784
*	Optelecom-NKF, Inc.	5,241	19,811
*	Optical Cable Corp.	17,761	49,376
* #	Orbcomm, Inc.	103,936	133,038
*	Orthovita, Inc.	198,309	583,028
*	OSI Systems, Inc.	30,235	566,906
* #	OYO Geospace Corp.	12,444	197,860
*	Palm, Inc.	109,694	1,150,690
*	PAR Technology Corp.	31,086	162,580
	Park Electrochemical Corp.	25,288	520,933
* #	ParkerVision, Inc.	38,650	108,220
*	PC Connection, Inc.	67,101	332,150
	PC-Tel, Inc.	63,459	309,045

37

*	PDF Solutions, Inc.	7,200	12,888
	Pegasystems, Inc.	85,828	1,499,415
*	Perceptron, Inc.	30,364	109,614
*	Perficient, Inc.	58,600	408,442
*	Performance Technologies, Inc.	26,104	72,308
*	Pericom Semiconductor Corp.	62,021	552,607
*	Pervasive Software, Inc.	52,635	258,438
*	Phoenix Technologies, Ltd.	67,384	192,044
*	Photronics, Inc.	36,948	61,703
*	Physicians Formula Holdings, Inc.	37,989	93,073
*	PlanetOut, Inc.	329	63
	Plantronics, Inc.	42,048	535,692
*	PLATO Learning, Inc.	31,222	92,417
* #	Plexus Corp.	49,307	1,092,150
*	PLX Technology, Inc.	67,987	230,476
	Power Integrations, Inc.	30,060	640,278
*	Presstek, Inc.	87,691	169,244
* ●	Price Communications Liquidation Trust	68,586	9,367
* #	Progress Software Corp.	44,435	941,578
*	PROS Holdings, Inc.	16,800	108,528
	QAD, Inc.	78,400	208,544
#	Quality Systems, Inc.	15,497	830,949
	Qualstar Corp.	700	1,666
*	QuickLogic Corp.	6,359	9,666
*	Rackable Systems, Inc.	57,823	263,673
*	Radiant Systems, Inc.	72,197	532,092
*	RadiSys Corp.	54,628	391,683
*	RAE Systems, Inc.	36,699	28,625
* #	Rambus, Inc.	56,750	679,865
*	Ramtron International Corp.	30,026	37,533
*	RealNetworks, Inc.	144,705	355,974
	Renaissance Learning, Inc.	48,809	468,566
	RF Industries, Ltd.	800	2,680
*	RF Monolithics, Inc.	3,007	1,022
	Richardson Electronics, Ltd.	32,226	115,369
* #	RightNow Technologies, Inc.	52,219	394,253
*	Rimage Corp.	22,902	337,117
* #	Riverbed Technology, Inc.	54,100	991,112
* #	Rofin-Sinar Technologies, Inc.	32,345	689,272
*	Rogers Corp.	18,834	479,325
*	Rubicon Technology, Inc.	6,464	54,815
*	Rudolph Technologies, Inc.	24,746	129,422
*	S1 Corp.	169,958	1,053,740
* #	Saba Software, Inc.	50,971	117,743
* #	Sapient Corp.	142,342	730,214
* #	SAVVIS, Inc.	13,760	156,589
* #	ScanSource, Inc.	33,032	816,221
*	Scientific Learning Corp.	39,571	87,056
*	SCM Microsystems, Inc.	43,654	103,460
*	SeaChange International, Inc.	67,886	425,645
*	Selectica, Inc.	22,009	9,464
*	Semitool, Inc.	73,742	350,275
* #	Semtech Corp.	59,980	864,912
*	ShoreTel, Inc.	69,891	348,756
* #	Sigma Designs, Inc.	44,495	574,875

38

*	Silicon Image, Inc.	196,710	535,051
*	Silicon Storage Technology, Inc.	299,857	554,735
*	Skyworks Solutions, Inc.	201,245	1,779,006
*	Smith Micro Software, Inc.	80,206	689,772
*	Soapstone Networks, Inc.	43,133	159,161
*	SoftBrands, Inc.	42,844	10,711
*	Sonic Solutions, Inc.	16,628	36,582
*	SonicWALL, Inc.	141,115	766,254
*	Sonus Networks, Inc.	129,364	223,800
*	Sourcefire, Inc.	54,613	591,459
*	Spectrum Control, Inc.	37,096	262,269
* #	SPSS, Inc.	19,850	613,365
* #	SRA International, Inc.	47,381	729,194
*	SRS Labs, Inc.	52,268	296,882
*	Standard Microsystems Corp.	28,100	445,666
*	Starent Networks Corp.	37,774	745,281
	StarTek, Inc.	46,113	189,986
* #	STEC, Inc.	150,349	1,443,350
* #	Stratasys, Inc.	48,397	452,996
* #	SuccessFactors, Inc.	24,043	209,415
*	SumTotal Systems, Inc.	78,832	303,503
*	Sunair Electronics, Inc.	400	836
*	Super Micro Computer, Inc.	5,811	30,333
*	Supertex, Inc.	29,510	758,997
*	SupportSoft, Inc.	118,795	267,289
*	Switch and Data Facilities Co.	31,847	368,470
*	Sycamore Networks, Inc.	431,415	1,272,674
* #	Sykes Enterprises, Inc.	62,843	1,235,493
*	Symmetricom, Inc.	107,661	536,152
* #	Synaptics, Inc.	27,717	900,248
*	Synchronoss Technologies, Inc.	57,121	758,567
*	SYNNEX Corp.	53,859	1,159,584
	Syntel, Inc.	13,218	366,403
*	Tech Data Corp.	25,000	719,750
*	Technology Solutions Co.	6,004	14,049
*	TechTarget, Inc.	2,782	11,156
*	TechTeam Global, Inc.	29,672	153,998
*	Techwell, Inc.	48,312	356,059
* #	Tekelec	71,275	1,104,763
* #	TeleCommunication Systems, Inc.	96,468	946,351
*	Telular Corp.	47,508	95,016
* #	Teradyne, Inc.	152,690	906,979
* #	Terremark Worldwide, Inc.	120,903	470,313
*	Tessco Technologies, Inc.	12,894	117,980
* #	Tessera Technologies, Inc.	54,191	760,842
*	The Knot, Inc.	60,894	552,309
	TheStreet.com, Inc.	26,681	56,831
* #	THQ, Inc.	1,238	4,234
*	TIBCO Software, Inc.	80,800	510,656
*	Tier Technologies, Inc. Class B	30,501	191,851
*	TNS, Inc.	16,400	276,340
*	Tollgrade Communications, Inc.	20,340	121,023
*	Track Data Corp.	19,403	15,522
*	Transact Technologies, Inc.	16,650	73,094
* #	Travelzoo, Inc.	20,873	180,343

39

*	Trident Microsystems, Inc.	49,200	67,404
*	Trio-Tech International	2,200	3,960
*	Triquint Semiconductor, Inc.	136,226	521,746
	TSR, Inc.	1,884	3,184
*	TTM Technologies, Inc.	104,811	777,698
* #	Tyler Technologies, Inc.	43,730	721,545
* #	Ultimate Software Group, Inc.	5,401	101,161
*	Ultra Clean Holdings, Inc.	31,238	56,853
*	Ultratech, Inc.	56,196	759,770
*	Unica Corp.	50,040	239,692
	United Online, Inc.	105,196	557,539
* #	Universal Display Corp.	42,660	481,631
*	UTStarcom, Inc.	95,504	111,740
* #	ValueClick, Inc.	92,302	978,401
*	Veeco Instruments, Inc.	21,700	157,108
* #	VeriFone Holdings, Inc.	34,800	261,348
* #	Viasat, Inc.	34,570	794,764
*	Vicon Industries, Inc.	12,667	69,035
*	Video Display Corp.	29,656	96,382
*	Vignette Corp.	51,600	426,216
*	Virage Logic Corp.	58,201	200,211
*	Virtusa Corp.	31,936	204,071
*	Vishay Intertechnology, Inc.	490	2,876
* #	Vocus, Inc.	16,676	283,492
*	Volterra Semiconductor Corp.	45,106	518,268
	Wayside Technology Group, Inc.	12,865	92,628
*	Web.com Group, Inc.	74,652	310,552
* #	Websense, Inc.	38,904	693,658
*	White Electronics Designs Corp.	54,763	241,505
* #	Wind River Systems, Inc.	84,959	622,749
*	Wireless Ronin Technologies, Inc.	8,717	16,388
*	Wireless Telecom Group, Inc.	39,341	19,671
*	WPCS International, Inc.	11,267	22,421
*	Wright Express Corp.	24,280	555,526
*	ZiLOG, Inc.	36,394	83,706
*	Zix Corp.	108,577	131,378
*	Zoran Corp.	64,560	577,166
*	Zygo Corp.	31,338	157,317
Total Information Technology			168,133,293

Materials — (3.9%)
	A. Schulman, Inc.	30,700	481,683
	A.M. Castle & Co.	48,783	472,707
*	AEP Industries, Inc.	11,589	235,604
	AK Steel Holding Corp.	100,772	1,311,044
#	AMCOL International Corp.	33,660	652,331
*	American Pacific Corp.	15,005	106,385
	American Vanguard Corp.	48,280	617,501
*	Amerigon, Inc.	21,910	123,792
	Arch Chemicals, Inc.	29,840	721,531
*	Arrowhead Research Corp.	7,777	4,900
	Balchem Corp.	40,076	997,492
*	Brush Engineered Materials, Inc.	40,460	684,583
*	Buckeye Technologies, Inc.	44,700	230,205
*	Bway Holding Co.	39,900	371,868

40

	Cabot Corp.	75,100	1,096,460
	Calgon Carbon Corp.	45,320	769,534
	Carpenter Technology Corp.	53,831	1,112,687
* #	Century Aluminum Co.	7,300	29,492
#	Compass Minerals International, Inc.	13,360	644,219
*	Continental Materials Corp.	1,000	14,490
*	Core Molding Technologies, Inc.	24,700	58,292
#	Deltic Timber Corp.	12,500	526,750
	Eagle Materials, Inc.	45,300	1,259,340
	Friedman Industries, Inc.	21,732	116,701
	Gibraltar Industries, Inc.	63,685	426,690
*	H&E Equipment Services, Inc.	62,750	472,508
	H.B. Fuller Co.	55,958	988,218
	Hawkins, Inc.	18,860	329,861
*	Haynes International, Inc.	800	18,064
* #	Headwaters, Inc.	11,400	28,728
* #	Hecla Mining Co.	103,300	255,151
*	Horsehead Holding Corp.	62,746	448,006
*	ICO, Inc.	66,529	164,327
	Innophos Holdings, Inc.	30,200	447,866
*	ION Geophysical Corp.	11,600	29,000
	Kaiser Aluminum Corp.	19,093	564,007
	KMG Chemicals, Inc.	32,047	174,977
	Koppers Holdings, Inc.	12,768	242,081
	Kronos Worldwide, Inc.	47,601	355,579
*	Landec Corp.	64,104	433,343
*	LSB Industries, Inc.	35,889	429,950
*	Material Sciences Corp.	25,801	30,445
*	Maxxam, Inc.	6,698	54,589
*	Metalico, Inc.	15,273	35,128
	Minerals Technologies, Inc.	24,600	914,874
* #	Mines Management, Inc.	69,183	107,234
*	Mod-Pac Corp.	5,715	14,002
	Myers Industries, Inc.	64,570	647,637
	Neenah Paper, Inc.	16,589	83,111
#	NewMarket Corp.	27,175	1,712,025
	NL Industries, Inc.	138,859	1,681,582
	NN, Inc.	16,291	21,341
*	Northern Technologies International Corp.	6,826	35,768
* #	Northwest Pipe Co.	19,787	750,521
	Olin Corp.	3,931	49,531
	Olympic Steel, Inc.	16,455	301,785
*	OM Group, Inc.	43,100	1,200,766
	P.H. Glatfelter Co.	56,817	504,535
	Penford Corp.	29,951	133,881
*	PolyOne Corp.	3,200	8,768
	Quaker Chemical Corp.	29,113	340,622
*	Ready Mix, Inc.	7,721	22,777
*	Rock of Ages Corp.	626	1,133
	Rock-Tenn Co. Class A	30,600	1,155,456
*	Rockwood Holdings, Inc.	17,200	211,560
*	Rosetta Resources, Inc.	72,981	514,516
	Royal Gold, Inc.	26,975	975,416
* #	RTI International Metals, Inc.	31,700	412,417
#	Schnitzer Steel Industries, Inc. Class A	17,250	854,910

41

	Schweitzer-Maudoit International, Inc.	28,091	645,250
	Sensient Technologies Corp.	42,224	987,197
*	Solitario Exploration & Royalty Corp.	28,625	31,774
	Spartech Corp.	22,318	87,710
	Stepan Co.	21,775	861,637
*	Stillwater Mining Co.	93,000	419,430
*	Symyx Technologies, Inc.	100,156	484,755
	Synalloy Corp.	19,379	116,855
#	Temple-Inland, Inc.	84,887	1,013,551
#	Texas Industries, Inc.	29,500	943,410
*	U.S. Concrete, Inc.	83,393	165,118
*	United States Lime & Minerals, Inc.	16,822	651,853
*	Universal Stainless & Alloy Products, Inc.	13,870	185,858
*	US Gold Corp.	3,676	7,315
	Wausau Paper Corp.	102,697	896,545
	Westlake Chemical Corp.	80,800	1,510,960
#	Worthington Industries, Inc.	89,250	1,329,825
#	Zep, Inc.	34,793	470,749
* #	Zoltek Companies, Inc.	32,400	254,988
Total Materials			42,289,057

Other — (0.0%)
* ●	ePresence, Inc. Escrow Shares	8,100	—
* ●	Petrocorp, Inc. Escrow Shares	5,200	312
Total Other			312

Telecommunication Services — (0.9%)
	Alaska Communications Systems Group, Inc.	35,416	213,558
	Arbinet-thexchange, Inc.	53,115	100,387
* #	Cbeyond, Inc.	31,579	643,580
*	Centennial Communications Corp.	92,494	764,925
*	Cincinnati Bell, Inc.	149,643	417,504
* #	Cogent Communications Group, Inc.	73,994	624,509
	Consolidated Communications Holdings, Inc.	34,564	388,845
	D&E Communications, Inc.	34,986	195,922
	FairPoint Communications, Inc.	1,700	1,768
*	General Communications, Inc. Class A	108,233	829,065
	Hickory Tech Corp.	38,753	222,442
	Iowa Telecommunications Services, Inc.	62,086	818,293
	NTELOS Holdings Corp.	36,560	584,229
*	Occam Networks, Inc.	55,761	153,343
* #	PAETEC Holding Corp.	7,150	21,951
* #	Premiere Global Services, Inc.	76,314	804,350
	Shenandoah Telecommunications Co.	21,160	415,371
*	Spark Networks, Inc.	60,096	144,230
	SureWest Communications	5,486	35,330
*	Syniverse Holdings, Inc.	73,854	930,560
	USA Mobility, Inc.	71,330	793,190
	Warwick Valley Telephone Co.	1,600	17,984
*	Xeta Corp.	27,289	53,759
Total Telecommunication Services			9,175,095

Utilities — (2.1%)
	ALLETE, Inc.	37,171	967,933
	American States Water Co.	25,359	875,646

42

	Artesian Resources Corp. Class A	19,176	281,120
	Avista Corp.	62,189	935,944
	Black Hills Corp.	43,190	858,617
*	Cadiz, Inc.	14,507	87,767
#	California Water Service Group	24,098	940,545
	Central Vermont Public Service Corp.	27,675	474,903
	CH Energy Group, Inc.	19,421	863,069
	Chesapeake Utilities Corp.	20,205	591,804
	Connecticut Water Services, Inc.	24,393	505,911
	Delta Natural Gas Co., Inc.	9,250	191,938
* #	El Paso Electric Co.	55,205	761,829
	Empire District Electric Co.	41,830	626,195
	Energy West, Inc.	13,998	118,983
	Florida Public Utilities Co.	19,174	234,882
	Laclede Group, Inc.	37,663	1,306,153
	Maine & Maritimes Corp.	1,400	49,000
	MGE Energy, Inc.	31,592	969,243
	Middlesex Water Co.	39,690	559,629
#	New Jersey Resources Corp.	44,243	1,456,480
	Northwest Natural Gas Co.	27,940	1,142,746
	NorthWestern Corp.	44,063	921,798
	Otter Tail Corp.	45,145	1,001,316
	PNM Resources, Inc.	104,990	894,515
	RGC Resources, Inc.	6,594	168,147
	SJW Corp.	43,142	1,087,178
#	South Jersey Industries, Inc.	34,187	1,186,631
	Southern Union Co.	1	8
	Southwest Gas Corp.	34,223	691,647
	Southwest Water Co.	33,058	189,753
#	UIL Holdings Corp.	31,163	719,554
#	Unisource Energy Corp.	36,525	961,338
	Unitil Corp.	1,900	38,912
	York Water Co.	27,392	362,396
Total Utilities			23,023,530

TOTAL COMMON STOCKS			847,107,322

RIGHTS/WARRANTS — (0.0%)
* ●	BioMimetic Therapeutics, Inc. Rights 06/15/09	41,232	—
*	Contra Phramacopeia, Inc. Rights 12/31/11	38,293	—
*	Deltek, Inc. Rights	35,079	—
*	German American Bancorp, Inc. Rights 04/23/09	31,480	—
* ●	Kona Grill, Inc. Rights 05/22/09	299	225
* ●	Lantronix, Inc. Warrants 2008	17	—
* ●	Mossimo, Inc. Contingent Rights	2,300	—
* ●	Tengasco, Inc. Warrants	512	—
*	Valley National Bancorp Warrants 06/30/15	3	10
TOTAL RIGHTS/WARRANTS			235

43

TEMPORARY CASH INVESTMENTS — (0.6%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,999,548	5,999,548

SECURITIES LENDING COLLATERAL — (21.0%)
§ @	DFA Short Term Investment Fund LP	225,854,951	225,854,951

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $1,517,565 FNMA 7.000%, 12/01/37, valued at $1,388,377) to be repurchased at $1,347,945	$1,348	1,347,939

TOTAL SECURITIES LENDING COLLATERAL		227,202,890

TOTAL INVESTMENTS - (100.0%) (Cost $1,152,787,780)		$1,080,309,995

See accompanying Notes to Financial Statements.

44

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

	Shares	Value††

AUSTRALIA — (3.4%)
COMMON STOCKS — (3.4%)
Amcor, Ltd.	470,381	$1,642,244
APN News & Media, Ltd.	139,171	141,459
AXA Asia Pacific Holdings, Ltd.	347,371	983,289
Bank of Queensland, Ltd.	33,223	205,262
Bendigo Bank, Ltd.	113,002	562,693
BlueScope Steel, Ltd.	438,641	742,056
Boral, Ltd.	350,543	1,041,016
Caltex Australia, Ltd.	144,422	1,031,276
Commonwealth Bank of Australia	394,419	10,077,863
Crown, Ltd.	218,556	1,088,233
CSR, Ltd.	1,056,540	1,028,191
Downer EDI, Ltd.	189,686	693,684
Fairfax Media, Ltd.	576,157	495,570
Foster’s Group, Ltd.	960,161	3,671,289
Insurance Australia Group, Ltd.	660,299	1,664,065
Lend Lease Corp., Ltd.	121,651	637,206
# Macquarie Group, Ltd.	130,750	3,163,117
National Australia Bank, Ltd.	287,511	4,299,797
OneSteel, Ltd.	414,681	669,430
Qantas Airways, Ltd.	454,668	655,944
Seven Network, Ltd.	21,595	98,672
Sims Metal Management, Ltd.	27,670	401,875
Suncorp-Metway, Ltd.	472,551	2,016,278
TABCORP Holdings, Ltd.	2,500	13,498
Toll Holdings, Ltd.	388,156	1,660,945
Washington H. Soul Pattinson & Co., Ltd.	47,047	328,223
Wesfarmers, Ltd.	412,319	6,774,263

TOTAL — AUSTRALIA		45,787,438

AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Erste Group Bank AG	48,707	1,016,301
OMV AG	23,404	725,059
# Voestalpine AG	26,644	509,772

TOTAL — AUSTRIA		2,251,132

BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
# Delhaize Group	55,030	3,711,490
Delhaize Group Sponsored ADR	10,600	716,560

1

	Solvay SA	28,243	2,420,914
*	UCB SA	99,152	2,698,677
TOTAL COMMON STOCKS			9,547,641

RIGHTS/WARRANTS — (0.0%)
*	Umicore	3,600	47

TOTAL — BELGIUM			9,547,688

CANADA — (8.1%)
COMMON STOCKS — (8.1%)
	Addax Petroleum Corp.	31,100	855,882
	Astral Media, Inc. Class A	22,250	587,715
	Bank of Montreal	307,333	10,173,178
	Barrick Gold Corp.	103,757	3,004,110
	Canadian Pacific Railway, Ltd.	125,403	4,487,311
	Canadian Tire Corp. Class A	62,053	2,626,059
	Canadian Utilities, Ltd. Class A	13,500	390,304
*	CGI Group, Inc.	227,161	2,014,048
	Cogeco Cable, Inc.	2,250	55,152
	Empire Co., Ltd. Class A	19,858	829,400
	EnCana Corp.	2	92
	Ensign Energy Services, Inc.	47,000	541,565
	Fairfax Financial Holdings, Inc.	9,700	2,565,424
	First Quantum Minerals, Ltd.	25,400	982,326
	George Weston, Ltd.	38,500	1,910,965
	Gerdau Ameristeel Corp.	63,889	336,230
	Goldcorp, Inc.	355,694	9,723,237
	Groupe Aeroplan, Inc.	71,800	454,278
	Industrial Alliance Insurance & Financial Services, Inc.	43,200	865,955
	ING Canada, Inc.	21,200	613,988
	Jean Coutu Group PJC, Inc. Class A	12,600	96,403
	Loblaw Companies, Ltd.	71,387	1,923,315
	Magna International, Inc. Class A	56,394	1,936,195
	Manitoba Telecom Services, Inc.	8,700	244,239
	Manulife Financial Corp.	451,778	7,693,060
	Metro, Inc. Class A	58,400	1,810,777
	National Bank of Canada	91,700	3,354,316
	Onex Corp.	42,400	684,341
	Petro-Canada	266,400	8,407,462
*	Sino-Forest Corp.	71,800	628,167
	Sun Life Financial, Inc.	488,350	11,417,887
	Talisman Energy, Inc.	360,503	4,516,484
	Teck Resources, Ltd. Class B	97,700	1,025,879
	Telus Corp.	4,900	119,697
#	The Thomson Corp.	152,465	4,280,212
	Toronto Dominion Bank	235,841	9,308,733
	TransCanada Corp.	232,992	5,814,549
# *	Viterra, Inc.	122,927	896,225
	Yamana Gold, Inc.	320,200	2,511,583

TOTAL — CANADA			109,686,743

2

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
*	A P Moller - Maersk A.S.	703	4,083,493
#	Carlsberg A.S. Series B	59,928	2,881,321
	Dampskibsselskabet Torm A.S.	27,406	249,698
#	Danisco A.S.	32,259	1,056,486
*	Danske Bank A.S.	226,831	2,487,919
*	Jyske Bank A.S.	29,350	751,859
*	Sydbank A.S.	22,100	371,272

TOTAL — DENMARK			11,882,048

FINLAND — (0.8%)
COMMON STOCKS — (0.8%)
	Kesko Oyj	68,400	1,778,603
	Neste Oil Oyj	26,895	347,895
	Rautaruukki Oyj Series K	16,100	299,566
	Sampo Oyj	57,704	1,076,450
*	Stora Enso Oyj Series R	584,456	3,335,997
	UPM-Kymmene Oyj	522,500	4,675,794

TOTAL — FINLAND			11,514,305

FRANCE — (9.6%)
COMMON STOCKS — (9.5%)
	Air France-KLM	157,437	1,747,983
*	AXA SA	948,963	15,944,194
*	AXA SA Sponsored ADR	403,078	6,924,880
	BNP Paribas SA	522,726	27,518,322
*	Capgemini SA	59,817	2,235,975
	Casino Guichard Perrachon SA	29,583	1,845,483
	Ciments Francais SA	10,168	920,950
	CNP Assurances	27,496	2,167,940
#	Compagnie de Saint-Gobain	256,189	9,190,840
	Compagnie Generale des Establissements Michelin Series B	38,368	1,963,997
	Credit Agricole SA	447,505	6,543,219
	Credit Industriel et Commercial	3,905	626,629
#	European Aeronautic Defence & Space Co.	164,356	2,372,253
#	Lafarge SA	74,824	4,222,203
	Lagardere SCA	86,944	2,729,431
	Peugeot SA	66,000	1,524,120
#	PPR SA	61,307	4,696,917
	Renault SA	35,200	1,128,679
#	Safran SA	77,902	929,773
*	Schneider Electric SA	44,375	3,376,871
	SCOR SE	125,072	2,624,943
	Societe Generale Paris	184,736	9,441,593
	STMicroelectronics NV	551,076	3,631,872
	Vivendi SA	509,113	13,689,579
TOTAL COMMON STOCKS			127,998,646

3

RIGHTS/WARRANTS — (0.1%)
* Lafarge SA Rights 04/15/09	34,530	1,850,311

TOTAL — FRANCE		129,848,957

GERMANY — (9.6%)
COMMON STOCKS — (9.6%)
Allianz SE	188,633	17,378,296
Allianz SE Sponsored ADR	716,588	6,492,287
Bayerische Motoren Werke AG	219,378	7,601,254
# Commerzbank AG	211,454	1,414,005
# Daimler AG	505,191	18,014,433
Daimler AG Sponsored ADR	82,700	2,952,390
# Deutsche Bank AG	113,494	6,052,325
Deutsche Lufthansa AG	141,492	1,804,973
Deutsche Telekom AG	920,799	11,238,913
Deutsche Telekom AG Sponsored ADR	681,300	7,412,544
E.ON AG	731,253	24,545,525
Fraport AG	23,273	938,074
Generali Deutschland Holding AG	10,428	861,094
# Hannover Rueckversicherung AG	25,951	838,484
Linde AG	32,199	2,567,374
Munchener Rueckversicherungs-Gesellschaft AG	109,310	15,103,394
Porsche Automobil Holding SE	17,395	1,253,052
Salzgitter AG	3,056	215,607
# ThyssenKrupp AG	142,023	3,036,532
TUI AG	38,235	415,851

TOTAL — GERMANY		130,136,407

GREECE — (0.0%)
COMMON STOCKS — (0.0%)
EFG Eurobank Ergasias S.A.	31,083	244,004
Hellenic Petroleum S.A.	34,102	330,491

TOTAL — GREECE		574,495

HONG KONG — (2.9%)
COMMON STOCKS — (2.9%)
Cathay Pacific Airways, Ltd.	456,000	528,047
Cheung Kong Holdings, Ltd.	892,000	9,281,328
Hang Lung Group, Ltd.	420,000	1,538,213
Henderson Land Development Co., Ltd.	551,000	2,566,567
Hong Kong and Shanghai Hotels, Ltd.	349,201	264,004
Hopewell Holdings, Ltd.	299,500	769,073
Hutchison Whampoa, Ltd.	1,321,000	7,746,816
Hysan Development Co., Ltd.	273,192	496,153
Kingboard Chemical Holdings, Ltd.	13,000	31,514
New World Development Co., Ltd.	1,508,764	1,977,215
Sino Land Co., Ltd.	1,376,484	1,753,212
Sun Hung Kai & Co., Ltd.	35,000	19,386
Sun Hung Kai Properties, Ltd.	657,000	6,783,494

4

	Tsim Sha Tsui Properties, Ltd.	249,333	835,753
	Wharf Holdings, Ltd.	866,925	2,857,929
	Wheelock and Co., Ltd.	924,000	1,996,259
	Wheelock Properties, Ltd.	445,000	178,535

TOTAL — HONG KONG			39,623,498

IRELAND — (0.0%)
COMMON STOCKS — (0.0%)
	CRH P.L.C. Sponsored ADR	2,354	60,545

ITALY — (2.0%)
COMMON STOCKS — (2.0%)
	Banca Monte Dei Paschi di Siena SpA	850,229	1,360,492
	Banca Popolare di Milano Scarl	160,960	935,803
	Banco Popolare Scarl	63,409	416,572
*	Fiat SpA	5,432	53,105
	Intesa Sanpaolo SpA	2,175,138	6,929,690
	Italcementi SpA	94,820	1,141,461
	Telecom Italia SpA	604,663	764,594
	Telecom Italia SpA Sponsored ADR	206,300	2,582,876
	UniCredito SpA	2,314,813	5,636,512
	Unione di Banche Italiane ScpA	456,559	6,295,194
	Unipol Gruppo Finanziario SpA	481,660	598,586

TOTAL — ITALY			26,714,885

JAPAN — (15.9%)
COMMON STOCKS — (15.9%)
#	AEON Co., Ltd.	308,000	2,411,584
	Aioi Insurance Co., Ltd.	274,700	1,205,773
#	Aisin Seiki Co., Ltd.	91,000	1,868,812
	Ajinomoto Co., Inc.	82,000	602,055
#	Amada Co., Ltd.	234,000	1,449,020
	Aoyama Trading Co., Ltd.	14,400	207,173
# *	Aozora Bank, Ltd.	254,000	321,762
	Asahi Glass Co., Ltd.	419,000	2,503,611
#	Asahi Kasei Corp.	203,000	816,070
#	ASATSU-DK, Inc.	6,000	103,782
#	Bridgestone Corp.	345,600	5,151,457
	Canon Marketing Japan, Inc.	39,500	477,635
#	Chudenko Corp.	11,200	157,399
	Citizen Holdings Co., Ltd.	144,000	658,803
#	Coca-Cola West Co., Ltd.	24,700	406,057
	Comsys Holdings Corp.	46,000	373,650
	Cosmo Oil Co., Ltd.	342,000	971,893
	Credit Saison Co., Ltd.	60,800	683,033
#	Dai Nippon Printing Co., Ltd.	429,000	4,541,315
	Daicel Chemical Industries, Ltd.	233,000	979,004
	Daido Steel Co., Ltd.	51,000	169,890

5

	Daiwa House Industry Co., Ltd.	318,200	2,778,990
#	Dentsu, Inc.	71,600	1,327,839
	DIC Corp.	361,000	589,477
	Fuji Electric Holdings Co., Ltd.	46,000	79,108
#	Fuji Heavy Industries, Ltd.	423,000	1,703,439
#	FUJIFILM Holdings Corp.	363,000	9,339,355
	Fujikura, Ltd.	167,000	576,480
	Fukuoka Financial Group, Inc.	416,000	1,281,936
	Glory, Ltd.	29,700	545,030
#	H2O Retailing Corp.	68,000	431,037
	Hakuhodo Dy Holdings, Inc.	13,520	620,248
	Hino Motors, Ltd.	36,000	103,549
#	Hitachi Chemical Co., Ltd.	33,000	442,719
#	Hitachi Construction Machinery Co., Ltd.	42,600	582,040
	Hitachi Transport System, Ltd.	17,600	180,497
	Hitachi, Ltd.	2,287,000	7,991,507
	Hitachi, Ltd. Sponsored ADR	21,300	741,453
#	House Foods Corp.	37,000	503,059
	Idemitsu Kosan Co., Ltd.	18,800	1,388,567
	Isetan Mitsukoshi Holdings, Ltd.	126,600	1,064,233
#	Isuzu Motors, Ltd.	461,000	769,594
	Itochu Corp.	338,000	1,812,371
#	JS Group Corp.	191,440	2,329,618
	JTEKT Corp.	75,400	727,239
	Juroku Bank, Ltd.	127,000	429,327
	Kajima Corp.	53,000	152,903
#	Kamigumi Co., Ltd.	126,000	809,285
	Kandenko Co., Ltd.	61,000	388,921
#	Kaneka Corp.	180,000	1,043,798
#	Kawasaki Kisen Kaisha, Ltd.	121,000	455,907
	Kinden Corp.	109,000	909,408
	Kobe Steel, Ltd.	1,414,000	2,325,146
	Kuraray Co., Ltd.	111,000	955,063
#	Kyocera Corp.	80,500	6,251,986
	Marui Group Co., Ltd.	90,500	500,584
#	Mazda Motor Corp.	334,000	831,734
# *	MEIJI Holdings Co., Ltd.	7,400	225,857
#	Mitsubishi Chemical Holdings Corp.	323,500	1,232,074
	Mitsubishi Gas Chemical Co., Inc.	235,000	1,098,174
	Mitsubishi Heavy Industries, Ltd.	1,081,000	3,538,488
	Mitsubishi Logistics Corp.	69,000	658,011
	Mitsubishi Materials Corp.	523,000	1,513,896
#	Mitsubishi Rayon Co., Ltd.	310,000	645,386
	Mitsui Chemicals, Inc.	456,000	1,361,848
*	Mitsui Mining and Smelting Co., Ltd.	347,000	686,943
	Mitsui Sumitomo Insurance Group Holdings, Inc.	318,600	8,692,543
	Nagase & Co., Ltd.	96,000	735,437
*	NEC Corp.	1,389,000	4,617,975
#	NGK Spark Plug Co., Ltd.	145,000	1,398,992
#	Nippon Electric Glass Co., Ltd.	37,000	301,086
	Nippon Express Co., Ltd.	574,000	2,047,050
	Nippon Kayaku Co., Ltd.	68,000	366,364

6

	Nippon Meat Packers, Inc.	51,397	529,170
	Nippon Mining Holdings, Inc.	636,500	2,890,111
	Nippon Mitsubishi Oil Corp.	706,800	3,677,970
#	Nippon Paper Group, Inc.	51,200	1,453,169
	Nippon Sheet Glass Co., Ltd.	343,000	971,821
	Nippon Shokubai Co., Ltd.	58,000	355,683
	Nippon Television Network Corp.	2,660	254,986
	Nishi-Nippon Bank, Ltd.	319,000	643,087
	Nissan Motor Co., Ltd.	1,166,800	6,090,097
#	Nissay Dowa General Insurance Co., Ltd.	101,000	435,537
	Nisshin Steel Co., Ltd.	363,000	700,373
#	Nisshinbo Holdings, Inc.	80,000	843,776
	NOK Corp.	68,200	793,893
	NSK, Ltd.	171,000	761,138
	NTN Corp.	168,000	559,519
	Obayashi Corp.	289,000	1,418,907
#	Oji Paper Co., Ltd.	86,000	370,243
	Onward Holdings Co., Ltd.	84,000	508,169
#	Panasonic Electric Works Co., Ltd.	271,000	2,205,143
#	Resona Holdings, Inc.	16,725	224,734
#	Ricoh Co., Ltd.	276,000	3,412,430
#	Rohm Co., Ltd.	50,600	3,103,225
# *	Sapporo Hokuyo Holdings, Inc.	112,000	323,606
	SBI Holdings, Inc.	6,221	743,237
#	Seiko Epson Corp.	68,500	967,448
	Sekisui Chemical Co., Ltd.	257,000	1,349,372
	Sekisui House, Ltd.	307,000	2,649,514
	Shiga Bank, Ltd.	195,000	1,052,097
	Shimachu Co., Ltd.	19,100	333,751
#	Shinko Securities Co., Ltd.	282,000	657,538
	Showa Denko K.K.	536,000	807,483
	Sojitz Corp.	383,700	594,636
	Sompo Japan Insurance, Inc.	452,840	2,729,058
	Sony Corp. Sponsored ADR	349,404	9,035,587
	Sumitomo Chemical Co., Ltd.	685,000	2,696,160
#	Sumitomo Corp.	460,600	4,009,307
	Sumitomo Electric Industries, Ltd.	539,600	5,256,753
	Sumitomo Forestry Co., Ltd.	24,000	162,584
	Sumitomo Heavy Industries, Ltd.	182,000	756,853
	Sumitomo Mitsui Financial Group, Inc.	80	2,774
	Sumitomo Rubber Industries, Ltd.	72,500	499,713
	Sumitomo Trust & Banking Co., Ltd.	146,000	610,962
#	Taiheiyo Cement Corp.	514,000	902,392
	Taisei Corp.	546,000	1,187,041
#	Takashimaya Co., Ltd.	181,000	1,129,912
	TDK Corp. Sponsored ADR	20,213	913,628
#	Teijin, Ltd.	749,000	1,920,568
	The 77 Bank, Ltd.	298,000	1,527,090
#	The Bank of Kyoto, Ltd.	154,000	1,236,093
	The Bank of Nagoya, Ltd.	64,000	270,754
	The Chiba Bank, Ltd.	316,000	1,567,197
	The Chugoku Bank, Ltd.	77,400	975,002

7

The Daishi Bank, Ltd.	255,000	961,065
The Gunma Bank, Ltd.	184,000	916,805
# The Hachijuni Bank, Ltd.	364,000	2,144,550
The Higo Bank, Ltd.	164,000	897,020
The Hokkoku Bank, Ltd.	108,000	365,733
The Hyakugo Bank, Ltd.	192,000	970,125
The Hyakujishi Bank, Ltd.	120,000	549,751
The Kagoshima Bank, Ltd.	145,000	971,742
The Keiyo Bank, Ltd.	108,000	402,080
The San-in Godo Bank, Ltd.	133,000	1,030,495
# Toda Corp.	120,000	393,061
Tokio Marine Holdings, Inc.	177,329	4,676,750
Tokyo Steel Manufacturing Co., Ltd.	93,400	956,633
Tokyo Tatemono Co., Ltd.	63,000	213,958
Toppan Printing Co., Ltd.	378,000	2,864,349
# Toyo Seikan Kaisha, Ltd.	116,900	1,935,880
# Toyobo Co., Ltd.	40,000	62,604
Toyota Auto Body Co., Ltd.	32,000	512,745
# Toyota Tsusho Corp.	122,900	1,451,412
TV Asahi Corp.	54	68,716
# UNY Co., Ltd.	104,000	764,132
Yamaguchi Financial Group, Inc.	98,000	946,828
Yamaha Corp.	101,600	1,160,941
Yamaha Motor Co., Ltd.	144,400	1,526,453
Yamanashi Chuo Bank, Ltd.	55,000	269,444
Yokogawa Electric Corp.	138,500	714,740
Yokohama Rubber Co., Ltd.	127,000	553,298

TOTAL — JAPAN		215,495,950

NETHERLANDS — (3.2%)
COMMON STOCKS — (3.2%)
Aegon NV	1,019,264	5,126,505
ArcelorMittal	414,889	9,718,514
ING Groep NV	693,503	6,321,432
ING Groep NV Sponsored ADR	111,900	1,013,814
Koninklijke Ahold NV	273,884	3,000,711
Koninklijke DSM NV	120,824	3,747,022
Koninklijke Philips Electronics NV	762,083	13,750,263

TOTAL — NETHERLANDS		42,678,261

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Auckland International Airport, Ltd.	168,196	157,774
Contact Energy, Ltd.	18,838	60,717
Fletcher Building, Ltd.	143,342	541,578

TOTAL — NEW ZEALAND		760,069

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
DnB NOR ASA Series A	490,000	3,049,883

8

	Norsk Hydro ASA	342,800	1,511,506
	Orkla ASA	613,500	4,392,110
*	Storebrand ASA	76,502	277,571
	Wilh. Wilhelmsen ASA	5,363	67,819

TOTAL — NORWAY			9,298,889

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
	Banco Comercial Portugues SA	603,030	562,752
#	Banco Espirito Santo SA	331,361	1,621,803

TOTAL — PORTUGAL			2,184,555

SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
	Capitaland, Ltd.	1,197,000	2,208,110
#	City Developments, Ltd.	272,000	1,177,179
	DBS Group Holdings, Ltd.	1,086,900	6,909,788
	Fraser & Neave, Ltd.	773,550	1,359,677
	Jardine Cycle & Carriage, Ltd.	47,050	450,008
#	Neptune Orient Lines, Ltd.	283,000	246,035
	Overseas-Chinese Banking Corp., Ltd.	718,200	2,830,571
	Singapore Airlines, Ltd.	409,400	2,944,440
	Singapore Land, Ltd.	76,000	177,552
	United Industrial Corp., Ltd.	260,000	187,335
	United Overseas Bank, Ltd.	46,400	357,637
*	UOL Group, Ltd.	283,100	421,566

TOTAL — SINGAPORE			19,269,898

SPAIN — (5.5%)
COMMON STOCKS — (5.5%)
	Acciona SA	22,208	2,270,532
#	Acerinox SA	124,560	1,897,151
#	Banco Bilbao Vizcaya Argentaria SA	203,601	2,206,560
	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	6,198	67,062
#	Banco de Sabadell SA	610,235	3,521,446
	Banco Espanol de Credito SA	51,687	537,032
	Banco Pastor SA	18,258	121,353
#	Banco Popular Espanol SA	301,728	2,486,834
	Banco Santander Central Hispano SA	3,419,617	32,893,114
	Banco Santander SA Sponsored ADR	1,081,007	9,891,214
*	Criteria Caixacorp SA	315,173	1,183,913
	Fomento de Construcciones y Contratas SA	28,773	1,028,268
	Grupo Ferrovial SA	59,919	1,737,537
	Iberia Lineas Aereas de Espana SA	302,000	563,780
	Mapfre SA	515,957	1,470,673
	Repsol YPF SA	384,926	7,316,563
	Repsol YPF SA Sponsored ADR	251,300	4,734,492
#	Sacyr Vallehermoso SA	54,812	563,469

TOTAL — SPAIN			74,490,993

9

SWEDEN — (3.0%)
COMMON STOCKS — (3.0%)
# *	Electrolux AB Series B	15,000	169,016
	Holmen AB Series B	56,400	1,243,914
#	Nordea Bank AB	2,166,737	16,116,941
*	Skandinaviska Enskilda Banken AB Series A	533,980	2,072,976
#	SSAB Svenskt Stal AB Series A	102,500	976,430
	SSAB Svenskt Stal AB Series B	67,450	604,885
	Svenska Cellulosa AB Series B	566,500	5,462,089
	Svenska Handelsbanken AB Series A	224,341	3,908,127
# *	Swedbank AB Series A	1,700	9,573
	Tele2 AB Series B	142,500	1,343,109
	TeliaSonera AB	847,389	3,975,920
	Volvo AB Series A	216,500	1,417,979
#	Volvo AB Series B	488,500	3,185,154

TOTAL — SWEDEN			40,486,113

SWITZERLAND — (7.5%)
COMMON STOCKS — (7.5%)
	Adecco SA	99,494	3,915,939
	Baloise-Holding AG	42,075	3,088,794
	Banque Cantonale Vaudoise	2,637	899,862
*	Compagnie Financiere Richemont SA Series A	393,600	7,046,071
	Credit Suisse Group AG	616,112	24,075,520
	Credit Suisse Group AG Sponsored ADR	198,516	7,599,193
	Givaudan SA	6,446	4,081,079
	Holcim, Ltd.	165,528	8,395,979
	Julius Baer Holdings AG	5,898	193,482
	Luzerner Kantonalbank AG	102	22,327
	Sika AG	1,348	1,222,907
*	St. Galler Kantonalbank	2,459	870,124
	Swatch Group AG	11,500	1,600,037
	Swiss Life Holding AG	25,950	2,007,630
	Swiss Re	230,487	5,471,095
*	UBS AG	490,135	6,732,735
*	UBS AG ADR	21,791	297,229
	Valiant Holding AG	9,300	1,635,535
	Zurich Financial Services AG	121,786	22,631,556

TOTAL — SWITZERLAND			101,787,094

UNITED KINGDOM — (16.4%)
COMMON STOCKS — (16.4%)
	Arriva P.L.C.	25,849	176,468
	Associated British Foods P.L.C.	412,413	4,353,719
	Aviva P.L.C.	1,629,227	7,501,029
	Barclays P.L.C. Sponsored ADR	56,282	901,075
	BP P.L.C. Sponsored ADR	149,300	6,339,278
	British Airways P.L.C.	390,000	844,503
	Carnival P.L.C.	106,313	2,921,427

10

#	Carnival P.L.C. ADR	72,090	1,970,941
*	easyJet P.L.C.	205,323	954,511
	Friends Provident P.L.C.	2,884,269	2,713,925
	HSBC Holdings P.L.C.	789,937	5,617,611
	HSBC Holdings P.L.C. Sponsored ADR	1,131,364	40,276,558
	International Power P.L.C.	1,129,285	4,126,955
	Investec P.L.C.	302,832	1,450,531
	Kingfisher P.L.C.	2,149,058	5,850,214
	Legal and General Group P.L.C.	3,360,343	2,859,785
	Lloyds Banking Group P.L.C. Sponsored ADR	65,300	418,573
	London Stock Exchange Group P.L.C.	44,688	489,740
	Old Mutual P.L.C.	2,272,808	2,264,400
	Pearson P.L.C.	240,587	2,482,535
	Pearson P.L.C. Sponsored ADR	474,900	4,919,964
	Rexam P.L.C.	497,351	2,303,754
	Royal Dutch Shell P.L.C. ADR	574,907	26,158,268
	Royal Dutch Shell P.L.C. Series B	215,910	4,886,172
	RSA Insurance Group P.L.C.	2,882,526	5,545,620
	SABmiller P.L.C.	324,677	5,444,177
	Sainsbury (J.) P.L.C.	1,385,100	6,712,237
	Schroders P.L.C.	109,848	1,330,401
	Schroders P.L.C. Non-Voting	43,325	442,638
	Standard Chartered P.L.C.	276,893	4,283,346
	Standard Life P.L.C.	234,210	651,196
	Thomas Cook Group P.L.C.	137,567	531,040
	Thomson Reuters P.L.C.	83,036	2,135,803
	Thomson Reuters P.L.C. ADR	7,869	1,216,941
	Vodafone Group P.L.C.	15,557,592	28,594,421
	Vodafone Group P.L.C. Sponsored ADR	1,130,930	20,752,566
	Whitbread P.L.C.	168,276	2,327,663
	William Morrison Supermarkets P.L.C.	2,028,411	7,347,551
	Xstrata P.L.C.	182,213	1,606,420

TOTAL — UNITED KINGDOM			221,703,956

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $4,920,000 FNMA 5.00%, 08/25/18, valued at $4,557,610) to be repurchased at $4,490,024	$4,490	4,490,000

		Shares
SECURITIES LENDING COLLATERAL — (7.6%)
§ @	DFA Short Term Investment Fund LP	99,859,595	99,859,595

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC, 7.000%(r), 08/01/38, valued at $2,542,935) to be repurchased at $2,493,086	$2,493	2,493,074
TOTAL SECURITIES LENDING COLLATERAL			102,352,669

TOTAL INVESTMENTS - (100.0%) (Cost $1,614,738,557)			$1,352,626,588

See accompanying Notes to Financial Statements.

11

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (78.7%)
Consumer Discretionary — (15.8%)
* #	4Kids Entertainment, Inc.	842	$1,078
* #	99 Cents Only Stores	133,200	1,430,568
*	A.C. Moore Arts & Crafts, Inc.	25,417	74,980
	Aldila, Inc.	6,971	28,442
*	Alloy, Inc.	17,945	82,009
	American Greetings Corp. Class A	73,700	578,545
* #	America’s Car-Mart, Inc.	12,926	209,660
	Ameristar Casinos, Inc.	200	4,104
#	Arctic Cat, Inc.	20,766	83,064
	Asbury Automotive Group, Inc.	50,300	486,401
*	Ascent Media Corp. (043632108)	48	1,236
* #	Ascent Media Corp. (043632207)	114	172,368
*	ATC Technology Corp.	23,952	380,597
*	Audiovox Corp. Class A	23,689	131,711
* #	AutoNation, Inc.	305,400	5,408,634
*	Avatar Holdings, Inc.	21,050	391,109
*	Ballantyne of Omaha, Inc.	8,032	18,875
#	Barnes & Noble, Inc.	38,682	1,010,374
	Beasley Broadcast Group, Inc.	10,000	22,800
	bebe stores, inc.	1,900	17,480
* #	Benihana, Inc.	500	2,700
*	Benihana, Inc. Class A	300	1,569
#	Blockbuster, Inc. Class A	170,000	136,000
*	Bluegreen Corp.	18,575	35,478
	Blyth, Inc.	4,825	212,686
#	Bob Evans Farms, Inc.	54,784	1,328,512
#	Bon-Ton Stores, Inc.	14,849	43,805
	Books-A-Million, Inc.	21,400	122,836
#	Boyd Gaming Corp.	7,800	71,682
#	Brookfield Homes Corp.	39,865	209,291
#	Brown Shoe Company, Inc.	74,175	476,945
	Brunswick Corp.	112,200	670,956
* #	Build-A-Bear-Workshop, Inc.	25,190	137,537
#	Bunge, Ltd.	71,000	3,408,710
* #	Cabela’s, Inc.	109,175	1,398,532
*	Cache, Inc.	9,000	40,950
* #	California Coastal Communities, Inc.	3,309	4,401
	Callaway Golf Co.	94,070	710,228
	Canterbury Park Holding Corp.	2,755	16,530
	Carmike Cinemas, Inc.	9,700	39,576
#	Carnival Corp.	688,708	18,512,471
*	Carriage Services, Inc.	19,056	50,117
*	Cavalier Homes, Inc.	22,751	37,767

1

*	Cavco Industries, Inc.	9,633	225,798
	CBS Corp. Class B	483,866	3,406,417
#	Centex Corp.	142,760	1,561,794
* #	Chico’s FAS, Inc.	197,200	1,506,608
	Christopher & Banks Corp.	56,231	312,644
	Churchill Downs, Inc.	1,337	46,541
	Cinemark Holdings, Inc.	82,874	737,579
#	Coachmen Industries, Inc.	5,300	4,478
*	Coldwater Creek, Inc.	1,100	3,795
#	Columbia Sportswear Co.	13,613	418,191
	Comcast Corp. Class A	3,570,978	55,207,320
	Comcast Corp. Special Class A	1,432,185	21,024,476
*	Concord Camera Corp.	1	1
* #	Conn’s, Inc.	38,000	624,720
#	Cooper Tire & Rubber Co.	158,988	1,314,831
*	Cox Radio, Inc.	61,500	295,200
	Craftmade International, Inc.	2,799	5,766
	CSS Industries, Inc.	18,850	374,361
*	Culp, Inc.	21,913	96,636
* #	Cumulus Media, Inc. Class A	9,417	11,583
*	Cybex International, Inc.	30,133	32,996
#	D.R. Horton, Inc.	121,320	1,583,226
*	dELiA*s, Inc.	22,143	47,607
*	Delta Apparel, Inc.	6,832	40,924
* #	Design Within Reach, Inc.	16,861	14,669
*	Destination Maternity Corp.	11,818	158,598
* #	Diedrich Coffee, Inc.	1,892	18,390
#	Dillards, Inc. Class A	120,300	927,513
#	DineEquity, Inc.	49,683	1,591,843
* #	Discovery Communications, Inc. (25470F104)	40,480	768,715
* #	Discovery Communications, Inc. (25470F203)	3,937	75,177
*	Discovery Communications, Inc. (25470F302)	163,880	2,871,178
#	Disney (Walt) Co.	871,029	19,075,535
*	Dixie Group, Inc.	11,800	22,892
*	Dorman Products, Inc.	12,347	132,113
	Dover Motorsports, Inc.	15,900	25,281
* #	Dr Pepper Snapple Group, Inc.	77,894	1,613,185
* #	Drew Industries, Inc.	57,500	821,100
* #	DSW, Inc.	2,000	21,740
*	Duckwall-ALCO Stores, Inc.	700	7,910
#	Eastman Kodak Co.	278,700	850,035
	Educational Development Corp.	2,100	11,760
*	Emerson Radio Corp.	2,074	1,327
#	Ethan Allen Interiors, Inc.	20,300	273,035
* #	Expedia, Inc.	87,526	1,191,229
*	Famous Dave’s of America, Inc.	100	676
	Finish Line, Inc. Class A	112,109	952,926
	Fisher Communications, Inc.	15,023	181,177
*	Flanigan’s Enterprises, Inc.	865	4,022
	Flexsteel Industries, Inc.	1,719	12,222
#	Foot Locker, Inc.	211,664	2,516,685
	Fortune Brands, Inc.	149,626	5,881,798
*	Franklin Covey Co.	11,716	49,090
*	Franklin Electronic Publishers, Inc.	4,850	3,880
#	Fred’s, Inc.	41,937	572,859

2

	Frisch’s Restaurants, Inc.	600	15,030
	Furniture Brands International, Inc.	71,463	225,823
*	GameTech International, Inc.	5,360	7,182
* #	Gander Mountain Co.	43,992	171,569
#	Gannett Co., Inc.	85,122	332,827
* #	Gaylord Entertainment Co.	28,382	395,645
* #	Genesco, Inc.	51,445	1,171,917
*	Gentek, Inc.	8,444	161,196
*	G-III Apparel Group, Ltd.	19,700	157,994
*	Goodyear Tire & Rubber Co.	73,246	804,974
#	Group 1 Automotive, Inc.	63,000	1,341,900
*	Harris Interactive, Inc.	30,451	12,180
	Harte-Hanks, Inc.	6,300	52,038
*	Hastings Entertainment, Inc.	1,572	5,659
#	Haverty Furniture Co., Inc.	46,379	503,212
	Hearst-Argyle Television, Inc.	78,353	352,588
	Heelys, Inc.	24,820	45,421
* #	Helen of Troy, Ltd.	64,389	1,027,005
*	Hollywood Media Corp.	28,505	27,365
	Hooker Furniture Corp.	4,341	50,877
* #	Hot Topic, Inc.	1,540	18,850
*	HSN, Inc.	68,956	476,486
* #	Iconix Brand Group, Inc.	95,450	1,361,117
* #	Isle of Capri Casinos, Inc.	15,000	161,100
*	J. Alexander’s Corp.	9,296	37,184
#	J.C. Penney Co., Inc.	220,404	6,764,199
* #	JAKKS Pacific, Inc.	18,275	231,179
* #	Jarden Corp.	108,050	2,171,805
*	Jo-Ann Stores, Inc.	47,950	878,444
#	Johnson Controls, Inc.	3,600	68,436
	Johnson Outdoors, Inc.	12,128	76,892
	Jones Apparel Group, Inc.	35,815	330,931
	Kenneth Cole Productions, Inc. Class A	12,274	84,936
	Kimball International, Inc. Class B	28,687	157,492
	KSW, Inc.	446	1,209
	K-Swiss, Inc. Class A	11,908	119,556
	LaCrosse Footwear, Inc.	495	3,816
*	Lakeland Industries, Inc.	11,757	88,060
*	Lakes Entertainment, Inc.	24,888	78,148
#	Landry’s Restaurants, Inc.	25,100	229,414
*	Lazare Kaplan International, Inc.	12,780	17,125
	Lennar Corp. Class A	160,100	1,559,374
*	Liberty Global, Inc. Class A	62,481	1,030,312
* #	Liberty Global, Inc. Series C	57,137	934,761
*	Liberty Media Corp. - Entertainment Class A	578,364	14,083,163
*	Liberty Media Corp. - Entertainment Class B	17,188	432,622
*	Liberty Media Corp. Capital Class A	217,289	2,542,281
*	Liberty Media Corp. Capital Class B	6,066	74,339
* #	Liberty Media Corp. Interactive Class A	882,463	4,677,054
*	Liberty Media Corp. Interactive Class B	35,506	194,218
#	Lifetime Brands, Inc.	12,558	35,288
#	Lithia Motors, Inc. Class A	37,982	110,907
* #	Live Nation, Inc.	130,962	512,061
* #	Lodgian, Inc.	21,628	55,584
*	Luby’s, Inc.	48,862	261,900

3

#	M/I Homes, Inc.	37,930	579,191
*	Mace Security International, Inc.	5,391	4,798
#	Macy’s, Inc.	391,800	5,359,824
* #	MarineMax, Inc.	11,000	50,050
*	McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	111,241
#	Meredith Corp.	58,650	1,470,942
* #	Meritage Homes Corp.	61,660	1,283,145
	Modine Manufacturing Co.	42,200	161,204
* #	Mohawk Industries, Inc.	98,740	4,671,389
*	Morton’s Restaurant Group, Inc.	17,295	80,249
	Movado Group, Inc.	31,700	290,689
*	MTR Gaming Group, Inc.	35,575	73,284
* #	Multimedia Games, Inc.	34,039	72,163
	Nautilus Group, Inc.	24,965	24,965
	New Frontier Media, Inc.	22,735	44,561
*	New Motion, Inc.	7,832	7,284
*	New York & Co., Inc.	33,100	191,980
#	News Corp. Class A	1,864,745	15,402,794
#	News Corp. Class B	855,872	7,805,553
*	Office Depot, Inc.	233,937	605,897
	OfficeMax, Inc.	6,700	49,915
*	Orbitz Worldwide, Inc.	49,372	93,807
#	Orleans Homebuilders, Inc.	21,971	46,139
	O’Charleys, Inc.	28,308	197,307
* #	Outdoor Channel Holdings, Inc.	48,678	364,111
	Oxford Industries, Inc.	35,285	343,676
* #	Palm Harbor Homes, Inc.	2,600	7,904
*	PC Mall, Inc.	10,070	64,448
#	Penske Automotive Group, Inc.	123,592	1,637,594
*	Perry Ellis International, Inc.	28,161	206,420
#	Phillips-Van Heusen Corp.	84,340	2,448,390
*	Phoenix Footwear Group, Inc.	8,100	3,321
* #	Pinnacle Entertainment, Inc.	98,230	1,225,910
*	Playboy Enterprises, Inc. Class B	45,100	135,751
*	Pomeroy IT Solutions, Inc.	10,282	36,295
*	Quiksilver, Inc.	124,972	206,204
*	RC2 Corp.	6,900	78,039
*	Red Lion Hotels Corp.	28,076	128,307
* #	Red Robin Gourmet Burgers, Inc.	41,775	1,025,576
*	Regent Communications, Inc.	5,728	773
#	Regis Corp.	73,400	1,404,876
* #	Rent-A-Center, Inc.	40,770	784,822
*	Retail Ventures, Inc.	80,824	210,142
*	Rex Stores Corp.	4,050	48,195
* #	Rick’s Cabaret International, Inc.	5,300	31,588
* #	Rocky Brands, Inc.	9,337	34,080
#	Royal Caribbean Cruises, Ltd.	322,500	4,750,425
*	Rubio’s Restaurants, Inc.	12,912	69,079
#	Ruby Tuesday, Inc.	8,900	68,352
	Russ Berrie & Co., Inc.	15,100	28,841
#	Ryland Group, Inc.	16,800	347,928
*	Saga Communications, Inc.	6,520	60,701
#	Salem Communications Corp.	10,535	6,637
	Sauer-Danfoss, Inc.	6,000	24,900
	Scholastic Corp.	38,300	755,659

4

* #	Sears Holdings Corp.	137,330	8,579,005
	Service Corp. International	260,071	1,178,122
	Shiloh Industries, Inc.	25,710	64,275
*	Shoe Carnival, Inc.	33,361	388,989
	Sinclair Broadcast Group, Inc. Class A	103,923	115,355
*	Skechers U.S.A., Inc. Class A	49,610	580,437
	Skyline Corp.	5,123	106,200
#	Sonic Automotive, Inc.	48,400	249,744
	Spartan Motors, Inc.	10,400	83,928
	Speedway Motorsports, Inc.	71,417	1,071,255
*	Sport Chalet, Inc. Class A	12,882	7,600
*	Sport Chalet, Inc. Class B	400	620
	Sport Supply Group, Inc.	22,769	137,069
#	Stage Stores, Inc.	60,550	741,737
	Standard Motor Products, Inc.	23,500	94,000
	Standard Pacific Corp.	19,894	37,202
	Stanley Furniture, Inc.	15,997	164,129
*	Steinway Musical Instruments, Inc.	8,617	115,726
	Stewart Enterprises, Inc.	25,202	87,955
*	Stoneridge, Inc.	23,350	53,938
	Strattec Security Corp.	5,656	74,094
#	Superior Industries International, Inc.	38,900	586,612
	Superior Uniform Group, Inc.	9,178	70,028
*	Syms Corp.	6,000	33,960
	Tandy Brand Accessories, Inc.	10,432	22,220
*	Tandy Leather Factory, Inc.	500	1,375
	The Marcus Corp.	9,332	118,516
	The Men’s Wearhouse, Inc.	84,060	1,566,878
#	The Pep Boys - Manny, Moe & Jack	81,600	603,840
* #	The Steak n Shake Co.	68,906	796,553
*	Ticketmaster Entertainment, Inc.	7,167	37,698
	Time Warner Cable, Inc.	693,942	22,365,751
	Time Warner, Inc.	1,534,860	33,505,994
* #	Toll Brothers, Inc.	238,999	4,842,120
*	Trans World Entertainment Corp.	5,898	4,011
*	TRW Automotive Holdings Corp.	163,213	1,406,896
*	Tween Brands, Inc.	1,700	4,964
#	Tyco Electronics, Ltd.	549,298	9,579,757
* #	Unifi, Inc.	163,482	147,134
#	Unifirst Corp.	14,720	548,909
* #	Vail Resorts, Inc.	1,800	52,560
*	Valassis Communications, Inc.	38,500	199,045
	Virco Manufacturing Corp.	12,601	40,071
	Washington Post Co.	4,880	2,042,719
* #	West Marine, Inc.	22,463	129,162
	Whirlpool Corp.	88,001	3,974,125
	Williams-Sonoma, Inc.	11,805	165,270
*	WPT Enterprises, Inc.	1,185	889
#	Wyndham Worldwide Corp.	240,716	2,811,563
* #	Zale Corp.	75,640	281,381
Total Consumer Discretionary			369,546,707

Consumer Staples — (3.4%)
#	Andersons, Inc.	9,100	146,237
#	Archer-Daniels-Midland Co.	437,789	10,778,365

5

	B&G Foods, Inc.	62,773	384,171
*	Cagle’s, Inc. Class A	600	1,320
*	Caribou Coffee Co.	3,840	15,360
	CCA Industries, Inc.	7,023	20,367
*	Central European Distribution Corp.	2,300	51,520
* #	Central Garden & Pet Co.	38,132	366,830
*	Central Garden & Pet Co. Class A	15,054	136,540
#	Chiquita Brands International, Inc.	70,190	531,338
* #	Collective Brands, Inc.	104,390	1,515,743
*	Constellation Brands, Inc. Class A	81,650	946,323
*	Constellation Brands, Inc. Class B	12,715	149,401
	Corn Products International, Inc.	69,317	1,656,676
* #	Craft Brewers Alliance, Inc.	2,446	5,308
	CVS Caremark Corp.	196,296	6,238,287
	Del Monte Foods Co.	342,870	2,588,668
*	Elizabeth Arden, Inc.	1,400	12,124
	Farmer Brothers Co.	28,573	564,317
#	Great Atlantic & Pacific Tea, Inc.	11,200	82,208
	Griffin Land & Nurseries, Inc. Class A	1,500	46,695
* #	Hain Celestial Group, Inc.	64,605	1,078,257
	Imperial Sugar Co.	17,199	112,653
	Ingles Market, Inc. Class A	4,938	77,082
	Inter Parfums, Inc.	3,400	26,384
	J.M. Smucker Co.	26,800	1,055,920
	Kraft Foods, Inc.	1,175,778	27,513,205
*	Maui Land & Pineapple Co., Inc.	5,900	37,465
	MGP Ingredients, Inc.	6,962	11,696
	Molson Coors Brewing Co.	190,750	7,296,187
	Molson Coors Brewing Co. Class A	1,908	72,504
* #	NBTY, Inc.	70,000	1,813,700
*	Omega Protein Corp.	35,725	113,963
*	Orchids Paper Products Co.	700	11,970
*	Pantry, Inc.	14,500	342,490
*	Parlux Fragrances, Inc.	556	1,334
* #	Prestige Brands Holdings, Inc.	116,810	754,593
#	Ralcorp Holdings, Inc.	13,400	765,944
*	Sanfilippo (John B.) & Son, Inc.	9,100	51,870
	Seaboard Corp.	2,041	1,908,335
*	Seneca Foods Corp. Class B	300	7,515
*	Smart Balance, Inc.	26,500	186,295
*	Smithfield Foods, Inc.	226,973	1,961,047
#	SUPERVALU, Inc.	18,300	299,205
	Tasty Baking Co.	10,988	46,699
* #	TreeHouse Foods, Inc.	44,674	1,187,882
#	Tyson Foods, Inc. Class A	405,030	4,269,016
#	Universal Corp.	9,190	277,170
	Weis Markets, Inc.	3,426	126,728
* #	Winn-Dixie Stores, Inc.	92,300	1,057,758
*	Zapata Corp.	3,064	19,273
Total Consumer Staples			78,721,938

Energy — (12.0%)
	Adams Resources & Energy, Inc.	6,958	102,630
* #	Allis-Chalmers Energy, Inc.	65,126	125,693
#	Alon USA Energy, Inc.	36,500	463,550

6

#	Anadarko Petroleum Corp.	845,068	36,388,628
	Apache Corp.	314,001	22,878,113
#	Atlas America, Inc.	2,200	34,232
	Barnwell Industries, Inc.	5,190	22,576
*	Basic Energy Services, Inc.	79,746	813,409
#	Berry Petroleum Corp. Class A	2,100	34,608
*	Bill Barret Corp.	1,140	29,617
#	BJ Services Co.	158,482	2,201,315
* #	Brigham Exploration Co.	85,889	200,980
* #	Bristow Group, Inc.	48,500	1,103,860
* #	Bronco Drilling Co., Inc.	40,781	223,888
*	Cal Dive International, Inc.	53,900	426,888
*	Callon Petroleum Co.	7,900	13,904
*	Carrizo Oil & Gas, Inc.	4,500	55,485
#	Chesapeake Energy Corp.	618,000	12,180,780
	Cimarex Energy Co.	127,200	3,421,680
*	Complete Production Services, Inc.	57,027	380,940
	ConocoPhillips	1,496,850	61,370,850
*	CREDO Petroleum Corp.	700	5,775
*	CVR Energy, Inc.	2,100	15,456
#	Delek US Holdings, Inc.	68,089	699,274
* #	Delta Petroleum Corp.	8,728	25,660
	Devon Energy Corp.	437,831	22,701,537
* #	Encore Acquisition Co.	44,278	1,292,475
#	ENSCO International, Inc.	59,067	1,670,415
* #	Exterran Holdings, Inc.	62,389	1,288,333
* #	Forest Oil Corp.	112,481	1,799,696
*	Geokinetics, Inc.	12,504	58,894
* #	Geomet, Inc.	64,409	60,544
* #	Global Industries, Ltd.	4,600	29,762
* #	Gulfmark Offshore, Inc.	37,045	995,770
*	Harvest Natural Resources, Inc.	28,700	146,370
*	Helix Energy Solutions Group, Inc.	4,200	38,178
	Helmerich & Payne, Inc.	64,234	1,979,692
*	Hercules Offshore, Inc.	92,800	296,960
*	HKN, Inc.	19,023	32,339
*	Hornbeck Offshore Services, Inc.	9,800	227,654
*	Key Energy Group, Inc.	9,900	43,461
	Lufkin Industries, Inc.	600	20,940
	Marathon Oil Corp.	856,737	25,445,089
*	Mariner Energy, Inc.	150,441	1,712,019
#	Massey Energy Co.	28,600	455,026
*	Mitcham Industries, Inc.	1,742	7,839
* #	Nabors Industries, Ltd.	30,901	470,004
*	National-Oilwell, Inc.	111,231	3,368,075
*	Natural Gas Services Group, Inc.	15,260	152,295
* #	Newfield Exploration Co.	221,665	6,911,515
*	Newpark Resources, Inc.	102,445	286,846
	Noble Energy, Inc.	175,300	9,948,275
*	Oil States International, Inc.	39,000	737,100
	Overseas Shipholding Group, Inc.	48,600	1,395,306
*	Parker Drilling Co.	87,100	240,396
#	Patterson-UTI Energy, Inc.	111,625	1,418,754
*	Petrohawk Energy Corp.	84,917	2,004,041
*	Petroleum Development Corp.	16,500	267,465

7

* #	PHI, Inc. Non-Voting	24,417	276,400
*	PHI, Inc. Voting	200	2,596
*	Pioneer Drilling Co.	83,080	415,400
#	Pioneer Natural Resources Co.	164,693	3,807,702
* #	Plains Exploration & Production Co.	162,430	3,065,054
*	PowerSecure International, Inc.	15,300	63,342
*	Pride International, Inc.	60,920	1,382,884
#	Rowan Companies, Inc.	44,876	700,514
* #	SEACOR Holdings, Inc.	38,153	2,507,415
#	Smith International, Inc.	8,232	212,797
*	Stone Energy Corp.	44,236	190,657
	Sunoco, Inc.	70,498	1,868,902
* #	Swift Energy Corp.	32,130	347,647
#	Tesoro Petroleum Corp.	122,780	1,872,395
*	TETRA Technologies, Inc.	4,600	26,312
*	TGC Industries, Inc.	787	2,504
	Tidewater, Inc.	22,100	955,825
#	Toreador Resources Corp.	18,750	69,375
* #	Trico Marine Services, Inc.	36,955	143,385
*	Union Drilling, Inc.	34,327	205,619
* #	Unit Corp.	57,000	1,555,530
#	USEC, Inc.	181,800	1,125,342
	Valero Energy Corp.	738,360	14,649,062
#	W&T Offshore, Inc.	65,800	610,624
* #	Western Refining, Inc.	113,600	1,430,224
* #	Whiting Petroleum Corp.	69,755	2,285,174
#	World Fuel Services Corp.	4,996	190,497
	XTO Energy, Inc.	295,376	10,237,732
Total Energy			280,923,766

Financials — (23.0%)
	1st Source Corp.	50,701	995,768
	21st Century Holding Co.	21,667	86,018
	Abigail Adams National Bancorp, Inc.	900	1,845
	Abington Bancorp, Inc.	72,552	637,732
	Access National Corp.	600	3,624
#	Advanta Corp. Class A	9,327	7,275
	Advanta Corp. Class B	833	975
	Affirmative Insurance Holdings, Inc.	12,624	41,785
* #	Allegheny Corp.	14,841	3,764,568
	Alliance Bancorp, Inc. of Pennsylvania	700	5,810
	Allstate Corp.	501,660	11,703,728
#	Amcore Financial, Inc.	36,434	53,558
	American Bancorp of New Jersey, Inc.	15,501	156,250
#	American Capital, Ltd.	222,831	688,548
#	American Equity Investment Life Holding Co.	88,700	499,381
	American Financial Group, Inc.	199,200	3,501,936
*	American Independence Corp.	866	3,031
#	American National Insurance Co.	48,061	3,261,900
* #	American Safety Insurance Holdings, Ltd.	11,675	132,861
* #	AmeriCredit Corp.	224,750	2,285,707
	Ameriprise Financial, Inc.	148,012	3,900,116
	Ameris Bancorp	36,345	238,060
*	Amerisafe, Inc.	18,913	290,504
	AmeriServe Financial, Inc.	33,134	58,647

8

*	Appalachian Bancshares, Inc.	1,797	2,174
*	Arch Capital Group, Ltd.	2,438	140,868
*	Argo Group International Holdings, Ltd.	34,700	971,253
#	Aspen Insurance Holdings, Ltd.	89,116	2,101,355
	Asset Acceptance Capital Corp.	6,790	56,289
	Associated Banc-Corp.	105,623	1,633,988
#	Assured Guaranty, Ltd.	152,510	1,473,247
#	ASTA Funding, Inc.	638	1,837
	Atlantic Coast Federal Corp.	4,355	9,995
	Atlantic Southern Financial Group, Inc.	1,000	4,125
	Axis Capital Holdings, Ltd.	14,900	367,136
* #	B of I Holding, Inc.	13,154	84,317
	Baldwin & Lyons, Inc. Class A	300	5,550
	Baldwin & Lyons, Inc. Class B	8,413	168,681
	Bancorp Rhode Island, Inc.	1,300	24,063
#	BancTrust Financial Group, Inc.	34,553	227,359
	Bank Mutual Corp.	51,800	531,986
#	Bank of America Corp.	3,628,599	32,403,389
* #	Bank of Florida Corp.	23,074	73,837
	Bank of Granite Corp.	32,753	68,781
#	BankAtlantic Bancorp, Inc.	8,450	19,604
	BankFinancial Corp.	46,664	499,305
#	Banner Corp.	14,446	67,029
	Bar Harbor Bankshares	2,200	54,274
#	BB&T Corp.	211,080	4,926,607
* #	Beach First National Bancshares, Inc.	7,596	22,788
#	Berkshire Hills Bancorp, Inc.	25,284	570,407
#	BlackRock, Inc.	9,400	1,377,288
	Boston Private Financial Holdings, Inc.	100,686	464,162
	Brookline Bancorp, Inc.	60,704	602,184
	Cadence Financial Corp.	28,081	94,633
	Camden National Corp.	296	8,584
#	Capital City Bank Group, Inc.	14,196	213,508
	Capital One Financial Corp.	401,285	6,717,511
	Capital Southwest Corp.	8,539	663,993
#	Capitol Bancorp, Ltd.	33,814	123,759
	Cardinal Financial Corp.	26,257	206,117
	Carver Bancorp, Inc.	600	3,744
	Cascade Financial Corp.	10,477	34,050
#	Cathay General Bancorp	84,557	948,730
	Center Financial Corp.	40,776	103,571
	Centerstate Banks of Florida, Inc.	400	4,804
*	Central Jersey Bancorp	8,049	48,214
#	Central Pacific Financial Corp.	65,000	380,900
	Centrue Financial Corp.	1,000	5,095
	Century Bancorp, Inc. Class A	1,206	17,427
	CFS Bancorp, Inc.	14,248	52,148
#	Chemical Financial Corp.	33,675	718,961
* #	Chicopee Bancorp, Inc.	1,000	12,500
	Chubb Corp.	390,477	15,209,079
#	Cincinnati Financial Corp.	230,743	5,526,295
	CIT Group, Inc.	105,100	233,322
#	Citigroup, Inc.	1,919,900	5,855,695
	Citizens Community Bancorp, Inc.	10,355	62,130
	Citizens Holding Co.	200	4,550

9

	Citizens South Banking Corp.	1,842	9,597
	City National Corp.	37,300	1,365,180
#	CME Group, Inc.	67,810	15,009,743
#	CNA Financial Corp.	313,566	3,753,385
*	CNA Surety Corp.	59,978	1,154,576
#	CoBiz Financial, Inc.	37,574	220,559
	Codorus Valley Bancorp, Inc.	315	2,756
#	Colony Bankcorp, Inc.	300	2,508
	Columbia Banking System, Inc.	49,127	486,357
	Comerica, Inc.	195,322	4,097,856
	Commonwealth Bankshares, Inc.	1,300	6,240
* #	Community Bancorp	4,000	9,000
	Community Bank System, Inc.	1,686	27,735
	Community West Bancshares	400	1,018
	Compass Diversified Holdings	57,041	509,947
* #	CompuCredit Corp.	89,574	286,637
*	Conseco, Inc.	246,095	393,752
*	Consumer Portfolio Services, Inc.	18,763	13,885
* #	Core-Mark Holding Co., Inc.	29,059	557,061
*	Cowen Group, Inc.	3,400	19,618
*	Crescent Financial Corp.	19,440	76,594
	CVB Financial Corp.	4,202	25,254
*	Dearborn Bancorp, Inc.	6,213	13,606
#	Delphi Financial Group, Inc. Class A	69,878	1,206,793
#	Discover Financial Services	719,953	5,853,218
	Donegal Group, Inc. Class A	40,892	598,659
	Donegal Group, Inc. Class B	300	4,663
* #	Doral Financial Corp.	11,332	53,827
	East West Bancorp, Inc.	100,365	685,493
	Eastern Insurance Holdings, Inc.	23,777	191,880
	Eastern Virginia Bankshares, Inc.	300	2,685
	EMC Insurance Group, Inc.	24,800	561,968
*	Encore Bancshares, Inc.	5,200	47,528
*	Encore Capital Group, Inc.	38,372	335,371
	Endurance Specialty Holdings, Ltd.	76,288	1,995,694
	Enterprise Bancorp, Inc.	600	6,630
	Enterprise Financial Services Corp.	19,289	189,997
	ESB Financial Corp.	1,000	11,010
	ESSA Bancorp, Inc.	21,670	295,579
#	Evans Bancorp, Inc.	400	5,350
	Everest Re Group, Ltd.	22,900	1,709,256
#	F.N.B. Corp.	155,866	1,172,112
	Farmers Capital Bank Corp.	1,900	40,318
#	FBL Financial Group, Inc. Class A	43,386	249,469
	Federal Agriculture Mortgage Corp. Class A	277	608
	Federal Agriculture Mortgage Corp. Class C	10,441	32,994
	Fidelity Bancorp, Inc.	400	3,514
	Fidelity National Financial, Inc.	246,259	4,464,676
	Fidelity Southern Corp.	6,328	15,125
#	Fifth Third Bancorp	911,741	3,738,138
	Financial Institutions, Inc.	5,250	77,962
*	First Acceptance Corp.	39,006	99,465
	First American Corp.	155,240	4,359,139
#	First Bancorp (318672102)	145,408	801,198
	First Bancorp (318910106)	12,302	149,715

10

	First Bancshares, Inc. (318687100)	400	3,510
	First Bancshares, Inc. (318916103)	300	2,700
#	First Busey Corp.	87,479	684,961
	First Business Financial Services, Inc.	300	3,771
	First Citizens BancShares, Inc.	18,938	2,266,310
	First Defiance Financial Corp.	12,169	125,341
#	First Federal Bancshares of Arkansas, Inc.	1,300	5,219
	First Federal of Northern Michigan Bancorp, Inc.	1,100	1,518
	First Financial Corp.	328	12,169
	First Financial Holdings, Inc.	2,652	23,868
	First Financial Northwest, Inc.	36,597	295,338
	First Financial Service Corp.	900	14,400
#	First Horizon National Corp.	264,562	3,045,113
	First M&F Corp.	300	1,545
	First Merchants Corp.	31,341	381,107
*	First Mercury Financial Corp.	26,214	346,549
#	First Midwest Bancorp, Inc.	58,300	516,538
#	First Niagara Financial Group, Inc.	191,382	2,591,312
#	First PacTrust Bancorp, Inc.	900	7,200
	First Place Financial Corp.	24,803	140,881
	First Security Group, Inc.	17,516	67,612
	First State Bancorporation	5,646	12,195
	First United Corp.	600	6,000
	Firstbank Corp.	210	1,319
*	FirstCity Financial Corp.	5,552	17,489
	Flagstone Reinsurance Holdings, Ltd.	22,733	210,508
	Flushing Financial Corp.	47,920	441,343
#	FNB United Corp.	21,631	69,003
	Forest City Enterprises, Inc. Class A	1,800	15,174
* #	FPIC Insurance Group, Inc.	10,600	323,724
#	Fulton Financial Corp.	195,653	1,293,266
	German American Bancorp, Inc.	16,935	201,526
	GFI Group, Inc.	16,600	67,728
	Goldman Sachs Group, Inc.	16,500	2,120,250
#	Great Southern Bancorp, Inc.	10,962	180,763
#	Greene Bancshares, Inc.	28,623	243,295
	GS Financial Corp.	400	5,300
* #	Guaranty Bancorp	113,289	251,502
	Guaranty Federal Bancshares, Inc.	1,684	8,437
*	Hallmark Financial Services, Inc.	36,034	242,148
	Hampden Bancorp, Inc.	5,786	56,124
#	Hampton Roads Bankshares, Inc.	14,269	106,304
#	Hanmi Financial Corp.	6,300	9,765
	Hanover Insurance Group, Inc.	96,080	2,880,478
#	Harleysville National Corp.	86,697	760,333
	Harrington West Financial Group, Inc.	400	788
*	Harris & Harris Group, Inc.	78,893	381,842
#	Hartford Financial Services Group, Inc.	358,609	4,113,245
#	HCC Insurance Holdings, Inc.	163,623	3,913,862
#	Heartland Financial USA, Inc.	13,016	192,376
	Heritage Commerce Corp.	33,737	272,595
	Heritage Financial Corp.	11,918	134,316
	HF Financial Corp.	400	4,600
* #	Hilltop Holdings, Inc.	38,627	437,644
	Hingham Institution for Savings	500	13,990

11

	HMN Financial, Inc.	4,096	19,661
	Home Federal Bancorp, Inc.	31,472	317,552
	HopFed Bancorp, Inc.	3,319	31,530
#	Horace Mann Educators Corp.	68,828	604,310
	Horizon Bancorp	300	4,554
#	Horizon Financial Corp.	17,341	25,838
#	Huntington Bancshares, Inc.	257,100	717,309
	IBERIABANK Corp.	23,058	1,053,289
	Independence Holding Co.	25,070	129,612
#	Independent Bank Corp. (453836108)	27,357	546,046
#	Independent Bank Corp. (453838104)	41,710	75,078
#	Infinity Property & Casualty Corp.	32,000	1,127,680
	Integra Bank Corp.	36,875	79,650
	Intervest Bancshares Corp.	4,036	15,861
	Invesco, Ltd.	201,900	2,971,968
	Investors Title Co.	1,100	30,937
	IPC Holdings, Ltd.	53,300	1,387,932
	Jones Lang LaSalle, Inc.	25,800	832,566
#	JPMorgan Chase & Co.	2,495,918	82,365,294
	Kentucky First Federal Bancorp	3,200	34,224
#	KeyCorp	521,141	3,205,017
*	LaBranche & Co., Inc.	2,500	10,450
	Lakeland Bancorp, Inc.	13,967	118,859
	Landmark Bancorp, Inc.	1,543	25,737
	Legacy Bancorp, Inc.	22,879	242,289
#	Legg Mason, Inc.	145,493	2,920,045
* #	Leucadia National Corp.	244,200	5,184,366
#	Lincoln National Corp.	464,693	5,223,149
	LNB Bancorp, Inc.	12,489	71,624
	Loews Corp.	747,772	18,612,045
*	Louisiana Bancorp, Inc.	5,606	77,363
	LSB Corp.	800	7,296
#	M&T Bank Corp.	63,807	3,346,677
#	Macatawa Bank Corp.	33,567	106,407
	MainSource Financial Group, Inc.	58,970	510,680
*	Marlin Business Services, Inc.	2,700	8,613
	Marshall & Ilsley Corp.	300,980	1,739,664
	Max Capital Group, Ltd.	47,537	786,737
	MB Financial, Inc.	60,049	818,468
* #	MBIA, Inc.	337,600	1,596,848
#	MBT Financial Corp.	23,713	59,757
#	Meadowbrook Insurance Group, Inc.	113,375	674,581
	Medallion Financial Corp.	27,760	204,591
#	Mercantile Bancorp, Inc.	382	2,502
	Mercantile Bank Corp.	3,216	12,446
	Mercer Insurance Group, Inc.	15,786	230,791
*	Meridian Interstate Bancorp, Inc.	1,700	13,566
	Meta Financial Group, Inc.	1,601	20,925
#	MetLife, Inc.	847,339	25,208,335
	MetroCorp Bancshares, Inc.	2,600	8,372
* #	MF Global, Ltd.	4,400	26,840
	MicroFinancial, Inc.	5,300	12,190
#	Midwest Banc Holdings, Inc.	49,122	79,578
	Morgan Stanley	654,746	15,478,195
	MutualFirst Financial, Inc.	2,300	12,650

12

#	Nara Bancorp, Inc.	42,957	159,370
#	National Penn Bancshares, Inc.	139,707	1,130,230
#	National Western Life Insurance Co. Class A	900	102,501
* #	Navigators Group, Inc.	4,074	184,878
	Nelnet, Inc. Class A	36,200	218,286
*	New Century Bancorp, Inc.	600	3,240
	New Hampshire Thrift Bancshares, Inc.	2,300	20,861
	New Westfield Financial, Inc.	41,439	387,040
#	New York Community Bancorp, Inc.	33,564	379,609
	NewAlliance Bancshares, Inc.	185,060	2,389,125
	NewBridge Bancorp	6,101	12,995
*	Newport Bancorp, Inc.	700	7,924
* #	NewStar Financial, Inc.	43,749	99,310
	North Valley Bancorp	4,538	21,919
	Northeast Community Bancorp, Inc.	18,337	137,619
	Northrim Bancorp, Inc.	6,315	72,307
	NYMAGIC, Inc.	13,520	159,401
	NYSE Euronext, Inc.	181,031	4,194,488
* #	Ocwen Financial Corp.	2,100	23,352
#	Odyssey Re Holdings Corp.	126,009	4,824,885
#	Old National Bancorp	3,400	46,342
#	Old Republic International Corp.	340,932	3,194,533
#	Old Second Bancorp, Inc.	27,799	150,115
	OneBeacon Insurance Group, Ltd.	24,760	287,711
	Osage Bancshares, Inc.	600	5,286
#	PAB Bankshares, Inc.	306	1,200
#	Pacific Capital Bancorp	80,780	560,613
	Pacific Continental Corp.	4,430	50,856
*	Pacific Mercantile Bancorp	16,884	57,068
*	Pacific Premier Bancorp, Inc.	300	1,272
	PacWest Bancorp	1,071	15,604
	Pamrapo Bancorp, Inc.	2,200	16,500
	Parkvale Financial Corp.	500	5,305
	PartnerRe, Ltd.	5,900	402,321
#	Patriot National Bancorp	2,700	10,638
# ●	Pelican Financial, Inc. Escrow Shares	300	—
* #	Pennsylvania Commerce Bancorp, Inc.	1,121	24,774
*	Penson Worldwide, Inc.	33,200	336,648
	Peoples Bancorp of North Carolina	300	2,010
#	Peoples Bancorp, Inc.	20,762	344,026
* #	PHH Corp.	91,687	1,538,508
* #	PICO Holdings, Inc.	10,634	319,020
* #	Pinnacle Financial Partners, Inc.	38,859	693,245
*	PMA Capital Corp. Class A	38,757	145,339
#	PNC Financial Services Group, Inc.	106,500	4,228,050
	Porter Bancorp, Inc.	1,575	23,042
#	Preferred Bank	9,332	40,314
	Premier Financial Bancorp, Inc.	900	4,495
	Presidential Life Corp.	23,958	256,111
	Princeton National Bancorp, Inc.	1,100	15,554
#	Principal Financial Group, Inc.	13,157	214,985
*	ProAssurance Corp.	40,933	1,798,596
#	Prosperity Bancshares, Inc.	75,055	2,084,277
#	Protective Life Corp.	114,773	983,605
#	Provident Bankshares Corp.	99,914	878,244

13

	Provident Financial Holdings, Inc.	8,407	55,570
#	Provident Financial Services, Inc.	104,355	1,113,468
#	Provident New York Bancorp	84,300	714,021
	Prudential Financial, Inc.	463,538	13,386,977
#	Pulaski Financial Corp.	5,450	38,150
#	Radian Group, Inc.	217,050	375,496
	Rainier Pacific Financial Group, Inc.	3,100	3,875
#	Regions Financial Corp.	348,642	1,565,403
	Reinsurance Group of America, Inc.	178,328	5,669,047
#	Renasant Corp.	61,566	868,081
*	Republic First Bancorp, Inc.	7,411	60,993
	Resource America, Inc.	22,388	111,044
#	Riverview Bancorp, Inc.	17,187	60,326
	Rockville Financial, Inc.	6,695	63,000
	Rome Bancorp, Inc.	12,761	114,849
#	Royal Bancshares of Pennsylvania, Inc. Class A	900	2,106
#	Safety Insurance Group, Inc.	29,335	969,522
	Sanders Morris Harris Group, Inc.	59,090	267,087
#	Sandy Spring Bancorp, Inc.	47,193	766,886
*	Seabright Insurance Holdings	65,196	605,019
#	Seacoast Banking Corp. of Florida	32,982	139,184
#	Security Bank Corp.	17,703	10,091
#	Selective Insurance Group, Inc.	82,800	1,222,128
	SI Financial Group, Inc.	6,062	24,248
#	Simmons First National Corp. Class A	12,667	328,455
	Somerset Hills Bancorp	4,111	29,805
#	South Financial Group, Inc.	24,482	40,640
*	Southcoast Financial Corp.	700	3,885
	Southern Community Financial Corp.	30,490	110,069
*	Southern First Bancshares, Inc.	900	5,175
	Southwest Bancorp, Inc.	36,831	252,292
*	Specialty Underwriters’ Alliance, Inc.	2,510	9,011
#	State Auto Financial Corp.	73,423	1,191,655
	StellarOne Corp.	19,587	252,085
	Sterling Bancshares, Inc.	55,670	370,206
#	Sterling Financial Corp.	28,669	91,454
#	Stewart Information Services Corp.	25,500	576,555
*	Stratus Properties, Inc.	2,802	25,302
	Student Loan Corp.	400	19,264
*	Sun Bancorp, Inc.	34,735	228,557
#	SunTrust Banks, Inc.	411,103	5,936,327
* #	Superior Bancorp	4,709	19,919
	Susquehanna Bancshares, Inc.	153,978	1,241,063
*	Susser Holdings Corp.	9,700	140,165
#	SWS Group, Inc.	24,945	319,047
#	Synovus Financial Corp.	477,500	1,542,325
#	Taylor Capital Group, Inc.	13,335	56,674
	Teche Holding Co.	600	19,830
#	Temecula Valley Bancorp, Inc.	2,718	1,468
* #	Texas Capital Bancshares, Inc.	25,614	358,596
	TF Financial Corp.	600	11,400
*	The Bancorp, Inc.	21,975	118,885
	The Travelers Companies, Inc.	769,714	31,666,034
	The Wilber Corp.	600	4,290
*	Thomas Weisel Partners Group, Inc.	34,636	156,555

14

#	TIB Financial Corp.	6,576	20,517
* #	Tidelands Bancshares, Inc.	400	1,496
#	TierOne Corp.	10,513	22,288
	Timberland Bancorp, Inc.	3,000	16,290
#	TowneBank	4,300	74,089
#	Transatlantic Holdings, Inc.	91,903	3,485,881
*	Tree.com, Inc.	4,380	28,120
#	Trustmark Corp.	50,524	1,098,392
#	UCBH Holdings, Inc.	168,870	216,154
#	Umpqua Holdings Corp.	104,505	1,002,203
	Unico American Corp.	1,900	15,162
#	Union Bankshares Corp.	26,787	457,790
* #	United America Indemnity, Ltd.	19,928	101,035
#	United Bankshares, Inc.	2,100	54,474
*	United Capital Corp.	300	5,388
#	United Community Banks, Inc.	65,127	420,069
	United Financial Bancorp, Inc.	36,681	486,757
	United Fire & Casualty Co.	47,123	879,786
* #	United PanAm Financial Corp.	14,353	26,266
	United Western Bancorp, Inc.	17,172	158,841
#	Unitrin, Inc.	108,299	1,841,083
	Unity Bancorp, Inc.	2,925	10,676
* #	Universal American Corp.	85,628	884,537
#	Unum Group	530,100	8,661,834
* #	Virginia Commerce Bancorp, Inc.	37,524	120,077
	W. R. Berkley Corp.	80,768	1,931,163
	Washington Banking Co.	4,791	37,609
	Washington Federal, Inc.	118,236	1,534,703
	Webster Financial Corp.	25,570	133,731
#	Wells Fargo & Co.	529,123	10,587,751
#	Wesbanco, Inc.	41,466	824,759
	Wesco Financial Corp.	12,923	3,862,685
#	West Bancorporation	22,071	194,225
#	West Coast Bancorp	3,775	10,646
* #	Western Alliance Bancorp	83,600	544,236
	White Mountains Insurance Group, Ltd.	18,685	3,574,814
* #	White River Capital, Inc.	300	2,136
#	Whitney Holding Corp.	111,205	1,330,012
	Wilmington Trust Corp.	6,400	92,864
	Wilshire Bancorp, Inc.	17,744	71,686
#	Wintrust Financial Corp.	42,047	714,799
	WSB Holdings, Inc.	100	252
#	Yadkin Valley Financial Corp.	20,296	166,427
	Zenith National Insurance Corp.	1,900	43,301
	Zions Bancorporation	159,112	1,739,094
*	ZipRealty, Inc.	14,583	40,978
Total Financials			538,206,643

Health Care — (3.4%)
*	A.D.A.M., Inc.	7,504	24,388
*	Affymetrix, Inc.	7,500	35,175
* #	Albany Molecular Research, Inc.	34,810	339,746
*	Allied Healthcare International, Inc.	57,415	89,567
*	Allied Healthcare Products, Inc.	1,000	5,680
*	Allion Healthcare, Inc.	45,400	252,878

15

*	American Dental Partners, Inc.	26,089	181,188
*	AMICAS, Inc.	98,813	213,436
*	AMN Healthcare Services, Inc.	26,800	184,652
* #	Amsurg Corp.	6,800	139,672
*	Anadys Pharmaceuticals, Inc.	201	500
#	Analogic Corp.	2,988	108,763
*	AngioDynamics, Inc.	48,717	617,244
*	Anika Therapeutics, Inc.	19,285	108,382
*	Arca Biopharma, Inc.	1,740	16,704
*	Arena Pharmaceuticals, Inc.	8,200	23,042
*	Arrhythmia Research Technology, Inc.	1,200	3,024
*	Assisted Living Concepts, Inc.	12,687	251,583
*	Bio-Imaging Technologies, Inc.	5,350	21,400
*	BioScrip, Inc.	65,100	207,018
* #	BMP Sunstone Corp.	6,967	27,171
* #	Boston Scientific Corp.	982,220	8,260,470
#	Brookdale Senior Living, Inc.	112,800	1,162,968
	Cambrex Corp.	24,200	56,386
* #	Cantel Medical Corp.	21,006	296,815
*	Capital Senior Living Corp.	45,075	178,046
*	Cardiac Science Corp.	37,674	111,138
*	Cardiovascular Systems, Inc.	1,800	11,772
* #	Celera Corp.	39,414	318,859
* #	Community Health Systems, Inc.	151,474	3,459,666
* #	CONMED Corp.	49,672	661,631
*	Continucare Corp.	20,028	39,655
#	Cooper Companies, Inc.	77,156	2,218,235
*	Coventry Health Care, Inc.	13,500	214,785
*	Cross Country Healthcare, Inc.	36,400	320,684
*	Cutera, Inc.	23,819	149,583
	Daxor Corp.	1,100	15,125
*	Digirad Corp.	17,648	24,178
* #	Dynacq Healthcare, Inc.	314	1,099
* #	Emeritus Corp.	26,084	235,799
* #	ev3, Inc.	152,322	1,273,412
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	34,028	11,910
* #	Gentiva Health Services, Inc.	13,810	219,993
* #	Greatbatch, Inc.	17,658	371,524
*	HealthSpring, Inc.	86,917	802,244
*	HealthTronics, Inc.	58,694	85,693
* #	Healthways, Inc.	13,827	144,216
#	Hill-Rom Holdings, Inc.	92,664	1,202,779
*	Hi-Tech Pharmacal Co., Inc.	14,827	111,944
* #	Hologic, Inc.	288,724	4,290,439
*	Home Diagnostics, Inc.	16,823	99,929
* #	Humana, Inc.	66,100	1,902,358
*	I-Flow Corp.	4,500	22,500
*	IntegraMed America, Inc.	589	4,082
* #	InVentiv Health, Inc.	15,200	168,568
* #	Inverness Medical Innovations, Inc.	45,100	1,456,279
	Kewaunee Scientific Corp.	1,631	15,299
* #	Kindred Healthcare, Inc.	43,700	568,974
*	King Pharmaceuticals, Inc.	426,520	3,360,978
*	Langer, Inc.	9,242	4,991
*	Lannet Co., Inc.	8,400	45,990

16

#	LCA-Vision, Inc.	9,700	55,775
* #	LeMaitre Vascular, Inc.	4,600	11,730
* #	LifePoint Hospitals, Inc.	82,208	2,125,077
*	Magyar Bancorp, Inc.	500	2,475
#	Martek Biosciences Corp.	10,600	193,132
*	MedCath Corp.	39,208	396,785
* #	MediciNova, Inc.	300	756
	Medicis Pharmaceutical Corp. Class A	600	9,642
*	MEDTOX Scientific, Inc.	2,140	17,355
* #	Molina Healthcare, Inc.	9,570	207,191
*	National Dentex Corp.	400	1,976
*	Natus Medical, Inc.	1,300	11,414
*	Nighthawk Radiology Holdings, Inc.	9,000	32,130
* #	NovaMed, Inc.	38,506	121,294
*	Nutraceutical International Corp.	25,902	212,914
* #	NxStage Medical, Inc.	22,100	49,504
#	Omnicare, Inc.	202,170	5,197,791
*	Osteotech, Inc.	25,510	97,448
*	Palomar Medical Technologies, Inc.	2,100	18,081
* #	Par Pharmaceutical Cos., Inc.	29,415	315,623
*	PDI, Inc.	15,476	49,678
*	PhotoMedex, Inc.	400	638
*	Prospect Medical Holdings, Inc.	14,274	24,409
*	Psychiatric Solutions, Inc.	2,600	50,414
*	Regeneration Technologies, Inc.	30,452	107,800
* #	RehabCare Group, Inc.	27,281	455,593
* #	Res-Care, Inc.	46,958	752,267
*	Sirona Dental Systems, Inc.	18,100	296,116
*	Skilled Healthcare Group, Inc.	29,820	260,329
*	Spectranetics Corp.	25,700	100,230
*	SRI/Surgical Express, Inc.	1,600	2,400
* #	Sun Healthcare Group, Inc.	13,300	112,651
*	SunLink Health Systems, Inc.	200	322
* #	Symmetry Medical, Inc.	2,928	21,257
*	Theragenics Corp.	32,183	39,907
*	Thermo Fisher Scientific, Inc.	321,928	11,293,234
*	Tomotherapy, Inc.	1,100	2,838
*	Transcept Pharmaceuticals, Inc.	2,048	5,939
* #	Triple-S Management Corp.	9,000	115,380
* #	ViroPharma, Inc.	58,354	328,533
*	Vital Images, Inc.	20,279	205,426
* #	WellPoint, Inc.	440,420	18,832,359
	Young Innovations, Inc.	2,115	32,783
Total Health Care			78,920,805

Industrials — (8.4%)
*	A. T. Cross Co. Class A	18,431	53,450
* #	AAR Corp.	5,400	81,378
*	ACCO Brands Corp.	23,946	50,047
#	Aceto Corp.	9,213	65,873
	Aircastle, Ltd.	47,000	310,200
* #	AirTran Holdings, Inc.	12,900	89,655
	Alamo Group, Inc.	26,537	298,807
* #	Alaska Air Group, Inc.	78,900	1,323,942
	Albany International Corp. Class A	28,323	262,837

17

	Alexander & Baldwin, Inc.	69,519	1,851,986
*	Allied Defense Group, Inc.	17,161	69,159
*	Altra Holdings, Inc.	1,245	6,810
* #	Amerco, Inc.	33,116	1,074,614
	American Railcar Industries, Inc.	14,200	129,504
*	American Reprographics Co.	5,277	34,037
#	American Woodmark Corp.	1,334	27,614
	Ameron International Corp.	7,300	431,941
	Ampco-Pittsburgh Corp.	251	6,114
* #	AMREP Corp.	866	16,099
#	Apogee Enterprises, Inc.	3,300	44,220
	Applied Industrial Technologies, Inc.	53,325	1,199,813
#	Arkansas Best Corp.	25,200	581,616
*	Armstrong World Industries, Inc.	94,043	1,709,702
#	Barnes Group, Inc.	42,700	604,632
	Barrett Business Services, Inc.	16,000	160,000
* #	BE Aerospace, Inc.	10,300	111,137
#	Belden, Inc.	8,350	134,602
* #	BlueLinx Holdings, Inc.	56,806	177,803
	Bowne & Co., Inc.	19,950	101,945
	Brady Co. Class A	2,936	61,862
#	Briggs & Stratton Corp.	50,961	758,300
*	BTU International, Inc.	1,900	7,106
* #	Builders FirstSource, Inc.	51,597	170,786
	Burlington Northern Santa Fe Corp.	248,329	16,757,241
#	C&D Technologies, Inc.	36,712	80,399
*	CAI International, Inc.	900	3,294
	Cascade Corp.	5,900	142,603
	CDI Corp.	57,209	683,648
*	CECO Environmental Corp.	9,578	34,002
*	Celadon Group, Inc.	39,349	269,147
* #	Cenveo, Inc.	100	472
* #	Ceradyne, Inc.	3,400	58,616
	Champion Industries, Inc.	5,186	7,831
* #	Chart Industries, Inc.	1,000	13,830
	Chicago Rivet & Machine Co.	300	3,698
#	CIRCOR International, Inc.	13,650	351,215
* #	Coleman Cable, Inc.	1,200	2,988
*	Columbus McKinnon Corp.	58,123	753,274
#	CompX International, Inc.	700	4,186
*	Consolidated Graphics, Inc.	33,700	654,454
* #	Continental Airlines, Inc.	4,800	50,496
*	Cornell Companies, Inc.	2,500	45,450
*	Covenant Transport Group Class A	5,718	11,779
*	CPI Aerostructures, Inc.	5,826	43,112
	CSX Corp.	562,627	16,648,133
*	Double Eagle Petroleum Co.	800	3,648
	Ducommun, Inc.	19,878	344,287
	Eagle Bulk Shipping, Inc.	1,600	10,432
	Eastern Co.	10,296	117,683
	Eaton Corp.	74,534	3,264,589
	Ecology & Environment, Inc. Class A	1,000	13,460
	Electro Rent Corp.	47,252	452,202
* #	EnerSys	60,439	1,030,485
	Ennis, Inc.	51,599	464,391

18

* #	EnPro Industries, Inc.	18,755	299,330
	Espey Manufacturing & Electronics Corp.	2,564	39,127
* #	Esterline Technologies Corp.	24,194	637,512
*	ExpressJet Holdings, Inc.	1,860	2,306
	Federal Signal Corp.	24,147	187,622
#	FedEx Corp.	184,382	10,318,017
*	First Advantage Corp.	14,062	201,649
	Frozen Food Express Industries, Inc.	8,700	37,671
	G & K Services, Inc. Class A	32,639	814,996
*	Gardner Denver Machinery, Inc.	5,705	151,867
#	GATX Corp.	73,797	2,222,028
*	Gencor Industries, Inc.	8,666	72,274
	General Electric Co.	1,495,212	18,914,432
*	GP Strategies Corp.	16,800	67,200
	Great Lakes Dredge & Dock Corp.	65,383	258,917
#	Greenbrier Companies, Inc.	12,790	108,843
*	Griffon Corp.	43,752	379,330
	Hardinge, Inc.	25,790	123,792
	Heidrick & Struggles International, Inc.	2,100	35,490
* #	Henry Bros. Electronics, Inc.	8,600	59,082
* #	Herley Industries, Inc.	5,800	59,972
* #	Hertz Global Holdings, Inc.	389,227	2,646,744
#	HNI Corp.	200	3,100
* #	Hoku Scientific, Inc.	200	546
*	HQ Sustainable Maritime Industries, Inc.	2,140	19,966
*	Hudson Highland Group, Inc.	35,619	58,415
*	Hurco Companies, Inc.	5,800	88,914
*	ICT Group, Inc.	14,501	102,667
	Ingersoll-Rand Co., Ltd. Class A	309,696	6,742,082
#	Insteel Industries, Inc.	3,789	28,228
* #	Interline Brands, Inc.	74,162	961,140
	International Shipholding Corp.	8,797	184,737
*	Intersections, Inc.	35,048	115,308
* #	JetBlue Airways Corp.	152,100	749,853
*	Kadant, Inc.	5,957	73,509
	Kaman Corp. Class A	30,570	516,939
* #	Kansas City Southern	10,954	167,049
	KBR, Inc.	748	11,684
	Kelly Services, Inc. Class A	52,429	595,593
	Kennametal, Inc.	13,210	270,145
*	Key Technology, Inc.	1,124	11,847
*	Kforce, Inc.	41,045	447,801
* #	Korn/Ferry International	2,900	30,711
	L.S. Starrett Co. Class A	5,000	51,200
*	Ladish Co., Inc.	45,562	344,904
	Lawson Products, Inc.	1,959	22,489
*	LECG Corp.	32,016	93,167
*	LGL Group, Inc.	400	1,532
*	Limco-Piedmont, Inc.	3,380	8,349
*	LMI Aerospace, Inc.	11,300	74,467
	LSI Industries, Inc.	24,254	136,065
*	Lydall, Inc.	9,301	39,901
*	M&F Worldwide Corp.	29,969	478,006
*	Mac-Gray Corp.	13,247	91,404
* ●	MAIR Holdings, Inc. Escrow Shares	1,415	—

19

#	Manpower, Inc.	40,067	1,726,487
*	Marten Transport, Ltd.	37,697	781,836
#	Masco Corp.	155,344	1,376,348
*	Medialink Worldwide, Inc.	2,147	240
*	Merrimac Industries, Inc.	2,600	9,932
*	MFRI, Inc.	5,500	27,995
*	Miller Industries, Inc.	22,810	182,480
*	Misonix, Inc.	4,083	9,391
* #	Mobile Mini, Inc.	58,161	796,806
*	Moog, Inc. Class A	7,683	205,751
#	Mueller Industries, Inc.	18,063	396,844
	Mueller Water Products, Inc.	180,568	756,580
	NACCO Industries, Inc. Class A	10,965	419,411
*	Nashua Corp.	400	620
	National Technical Systems, Inc.	15,400	48,510
* #	NCI Building Systems, Inc.	16,200	63,990
	Norfolk Southern Corp.	333,288	11,891,716
*	Ocean Power Technologies, Inc.	100	656
*	On Assignment, Inc.	57,765	203,333
#	Oshkosh Truck Corp. Class B	72,700	697,920
* #	Owens Corning, Inc.	152,823	2,735,532
*	P.A.M. Transportation Services, Inc.	20,990	111,667
*	Paragon Technologies, Inc.	3,771	7,580
*	Park-Ohio Holdings Corp.	5,254	24,431
*	Patrick Industries, Inc.	1,100	616
	Pentair, Inc.	3,773	100,513
* #	Perini Corp.	40,023	692,398
*	PGT, Inc.	7,271	15,633
*	Pike Electric Corp.	2,200	22,836
* #	Pinnacle Airlines Corp.	3,900	8,112
	Portec Rail Products, Inc.	9,410	75,280
	Providence & Worcester Railroad Co.	1,000	11,500
#	Quanex Building Products Corp.	2,800	28,700
	R. R. Donnelley & Sons Co.	182,554	2,126,754
*	RCM Technologies, Inc.	16,740	22,264
*	Republic Airways Holdings, Inc.	48,800	349,408
#	Republic Services, Inc.	58,523	1,228,983
* #	Rush Enterprises, Inc. Class A	31,175	410,263
*	Rush Enterprises, Inc. Class B	18,522	205,965
#	Ryder System, Inc.	89,844	2,487,780
*	Saia, Inc.	10,800	141,048
	Schawk, Inc.	51,516	370,400
* #	School Specialty, Inc.	37,902	711,421
	Servidyne, Inc.	7,283	16,460
*	SIFCO Industries, Inc.	6,623	52,653
#	SkyWest, Inc.	96,038	1,156,298
#	Southwest Airlines Co.	1,077,730	7,522,555
*	Sparton Corp.	3,057	4,127
*	Spherion Corp.	20,600	73,954
	SPX Corp.	50,200	2,317,734
	Standex International Corp.	29,500	409,165
	Steelcase, Inc. Class A	85,520	387,406
	Supreme Industries, Inc.	1,140	1,482
	Sypris Solutions, Inc.	8,651	6,575
#	TAL International Group, Inc.	27,396	262,454

20

	Tech/Ops Sevcon, Inc.	874	1,731
	Technology Research Corp.	12,921	25,390
	Tecumseh Products Co. Class A	11,200	114,352
*	Tecumseh Products Co. Class B	1,400	15,148
#	The Manitowoc Co., Inc.	4,200	24,990
	Timken Co.	131,078	2,107,734
	Titan International, Inc.	2,800	16,940
*	Titan Machinery, Inc.	2,300	23,299
	Todd Shipyards Corp.	9,932	136,863
*	TRC Companies, Inc.	27,746	74,082
#	Tredegar Industries, Inc.	40,177	706,312
*	Trex Co., Inc.	8,793	96,283
	Trinity Industries, Inc.	91,550	1,337,546
	Triumph Group, Inc.	7,736	319,729
*	Tufco Technologies, Inc.	1,000	4,080
	Twin Disc, Inc.	8,394	57,247
	Tyco International, Ltd.	456,370	10,843,351
*	U.S. Home Systems, Inc.	4,314	8,930
#	Union Pacific Corp.	489,811	24,069,313
* #	United Rentals, Inc.	92,085	558,035
*	United Stationers, Inc.	100	3,273
#	Universal Forest Products, Inc.	31,800	1,067,208
*	URS Corp.	84,698	3,731,794
*	US Airways Group, Inc.	4,301	16,301
*	USA Truck, Inc.	19,804	278,444
	Valpey Fisher Corp.	1,464	1,684
*	Versar, Inc.	6,026	14,944
#	Viad Corp.	34,729	662,629
*	Volt Information Sciences, Inc.	45,263	324,988
	Wabash National Corp.	50,377	62,971
*	Waste Services, Inc.	32,675	176,445
	Watts Water Technologies, Inc.	60,015	1,335,934
*	WCA Waste Corp.	29,283	60,030
#	Werner Enterprises, Inc.	65,832	1,076,353
*	WESCO International, Inc.	200	5,200
*	Willdan Group, Inc.	1,000	1,400
*	Willis Lease Finance Corp.	7,300	83,220
* #	YRC Worldwide, Inc.	59,368	179,885
Total Industrials			197,809,406

Information Technology — (5.1%)
*	3Com Corp.	349,373	1,414,961
*	Acorn Energy, Inc.	1,230	3,014
* #	Actel Corp.	33,263	411,463
*	ActivIdentity Corp.	60,301	129,647
*	Adaptec, Inc.	212,719	608,376
*	Advanced Analogic Technologies, Inc.	15,762	75,658
	Agilysys, Inc.	26,100	157,383
*	Amtech Systems, Inc.	10,600	44,414
*	Anaren, Inc.	10,903	141,848
*	Applied Micro Circuits Corp.	94,993	517,712
* #	Arris Group, Inc.	198,932	2,122,604
* #	Arrow Electronics, Inc.	182,170	4,142,546
	Astro-Med, Inc.	2,626	14,469
* #	ATMI, Inc.	3,100	48,949

21

*	Avid Technology, Inc.	60,150	665,861
* #	Avnet, Inc.	220,900	4,835,501
* #	Avocent Corp.	72,600	1,048,344
	AVX Corp.	298,652	2,989,507
*	Aware, Inc.	22,140	52,029
*	Axcelis Technologies, Inc.	92,100	43,287
*	AXT, Inc.	17,200	14,620
	Bel Fuse, Inc. Class A	4,174	60,523
	Bel Fuse, Inc. Class B	22,197	359,147
*	Benchmark Electronics, Inc.	104,703	1,270,047
	Black Box Corp.	29,500	807,415
*	Brightpoint, Inc.	17,400	90,654
* #	Brooks Automation, Inc.	92,404	574,753
* #	Cadence Design Systems, Inc.	65,000	362,700
*	California Micro Devices Corp.	36,836	103,509
*	Cascade Microtech, Inc.	23,271	76,794
*	Catapult Communications Corp.	30,276	223,740
*	CEVA, Inc.	11,334	93,506
* #	Checkpoint Systems, Inc.	33,700	409,455
*	Ciber, Inc.	31,700	102,391
	Cognex Corp.	3,890	54,732
	Cohu, Inc.	47,177	460,448
*	Comarco, Inc.	5,608	9,085
	Communications Systems, Inc.	12,514	104,617
* #	Computer Sciences Corp.	225,553	8,336,439
*	Concurrent Computer Corp.	13,740	64,990
*	Convergys Corp.	197,364	1,995,350
*	CPI International, Inc.	19,208	210,328
*	Cray, Inc.	18,873	79,267
*	CSP, Inc.	2,514	7,517
	CTS Corp.	34,200	207,594
*	CyberOptics Corp.	9,134	42,473
* #	Cypress Semiconductor Corp.	224,209	1,777,977
*	Datalink Corp.	5,600	18,592
	Dataram Corp.	11,134	14,697
*	DDi Corp.	31,220	106,148
*	DealerTrack Holdings, Inc.	3,829	58,124
*	Digi International, Inc.	45,567	331,272
*	DSP Group, Inc.	60,501	380,551
*	Dycom Industries, Inc.	35,250	296,805
*	Dynamics Research Corp.	20,354	167,921
*	Edgewater Technology, Inc.	15,903	38,008
*	EFJohnson Technologies, Inc.	4,404	2,819
*	Electro Scientific Industries, Inc.	34,300	294,980
*	Electronics for Imaging, Inc.	83,600	820,952
*	EMS Technologies, Inc.	1,490	28,385
*	Emulex Corp.	8,000	83,760
*	Endwave Corp.	19,715	54,413
* #	Epicor Software Corp.	107,892	595,564
* #	EPIQ Systems, Inc.	2,764	42,759
*	ePlus, Inc.	6,354	76,184
*	Euronet Worldwide, Inc.	58,878	952,646
*	Exar Corp.	7,481	46,008
#	Fair Isaac Corp.	4,800	80,736
*	Fairchild Semiconductor Corp. Class A	144,238	888,506

22

#	Fidelity National Information Services, Inc.	166,320	2,968,812
* #	FormFactor, Inc.	8,200	142,926
*	FortuNet, Inc.	1,700	5,576
	Frequency Electronics, Inc.	17,253	57,280
*	Gerber Scientific, Inc.	50,097	197,883
	Gevity HR, Inc.	30,736	121,715
* #	Globecomm Systems, Inc.	41,466	281,969
*	GSI Technology, Inc.	27,494	84,956
*	GTSI Corp.	8,203	36,914
*	Hackett Group, Inc.	51,020	114,795
* #	Harris Stratex Networks, Inc. Class A	36,692	147,502
* #	Hutchinson Technology, Inc.	49,671	95,368
*	Hypercom Corp.	66,500	71,820
*	I.D. Systems, Inc.	13,298	52,261
*	IAC/InterActiveCorp	178,991	2,867,436
*	Ikanos Communications, Inc.	12,254	18,013
#	Imation Corp.	58,091	580,910
*	Immersion Corp.	11,256	46,938
*	infoGROUP, Inc.	21,426	86,775
	InfoSpace, Inc.	65,156	431,984
*	Ingram Micro, Inc.	299,279	4,345,531
* #	Insight Enterprises, Inc.	23,200	132,704
*	Integrated Device Technology, Inc.	198,310	1,076,823
*	Integrated Silicon Solution, Inc.	27,577	61,772
*	Intelli-Check, Inc.	3,100	3,999
*	Internap Network Services Corp.	35,546	98,818
* #	International Rectifier Corp.	91,600	1,546,208
*	Internet Brands, Inc.	21,666	132,813
*	Internet Capital Group, Inc.	58,172	315,874
*	Interphase Corp.	4,460	20,070
*	Intest Corp.	10,866	2,279
*	Intevac, Inc.	34,801	239,779
*	IntriCon Corp.	2,835	8,618
*	INX, Inc.	200	690
* #	iPass, Inc.	31,471	35,877
#	IXYS Corp.	17,371	165,719
	Jabil Circuit, Inc.	171,500	1,389,150
* #	JDS Uniphase Corp.	137,990	636,134
	Keithley Instruments, Inc.	16,951	58,650
*	Key Tronic Corp.	15,546	22,542
*	Keynote Systems, Inc.	21,900	168,849
*	Kopin Corp.	20,276	55,759
*	KVH Industries, Inc.	9,179	50,485
* #	L-1 Identity Solutions, Inc.	143,173	1,048,026
*	Lattice Semiconductor Corp.	131,578	228,946
*	Littlefuse, Inc.	1,400	22,946
*	LoJack Corp.	5,158	17,640
*	LookSmart, Ltd.	35,680	44,600
*	Loral Space & Communications, Inc.	35,669	832,871
* #	Macrovision Solutions Corp.	129,011	2,608,602
	Marchex, Inc. Class B	41,491	187,539
*	Measurement Specialties, Inc.	3,590	24,376
*	Mentor Graphics Corp.	16,127	108,373
*	Mercury Computer Systems, Inc.	19,524	158,535
#	Methode Electronics, Inc.	79,571	479,017

23

* #	Micron Technology, Inc.	990,716	4,834,694
* #	MKS Instruments, Inc.	85,290	1,334,789
* #	ModusLink Global Solutions, Inc.	68,955	255,134
*	MoSys, Inc.	11,829	16,561
#	Motorola, Inc.	2,108,701	11,661,117
* #	MPS Group, Inc.	128,300	1,031,532
*	MSC.Software Corp.	52,565	322,749
*	Nanometrics, Inc.	46,005	92,930
*	Newport Corp.	56,016	279,520
*	Nu Horizons Electronics Corp.	14,932	41,660
*	OmniVision Technologies, Inc.	38,897	369,910
*	Oplink Communications, Inc.	35,186	388,453
* #	OpNext, Inc.	38,358	97,046
*	Optelecom-NKF, Inc.	4,329	16,364
*	Optical Cable Corp.	9,195	25,562
* #	Orbcomm, Inc.	11,500	14,720
*	Overland Storage, Inc.	399	271
* #	OYO Geospace Corp.	1,601	25,456
*	PAR Technology Corp.	24,005	125,546
*	PC Connection, Inc.	52,813	261,424
	PC-Tel, Inc.	52,653	256,420
*	PDF Solutions, Inc.	193	345
*	Perceptron, Inc.	4,904	17,703
*	Perficient, Inc.	10,178	70,941
*	Performance Technologies, Inc.	25,851	71,607
*	Pericom Semiconductor Corp.	12,868	114,654
*	Pervasive Software, Inc.	36,268	178,076
*	Phoenix Technologies, Ltd.	200	570
*	Physicians Formula Holdings, Inc.	7,529	18,446
#	Plantronics, Inc.	19,000	242,060
*	PLX Technology, Inc.	12,251	41,531
* #	Presstek, Inc.	7,000	13,510
* ●	Price Communications Liquidation Trust	47,738	6,520
	Qualstar Corp.	5,300	12,614
* #	RadiSys Corp.	43,345	310,784
*	RealNetworks, Inc.	224,844	553,116
*	RF Monolithics, Inc.	1,586	539
	Richardson Electronics, Ltd.	23,579	84,413
*	Rudolph Technologies, Inc.	69,020	360,975
*	Sandisk Corp.	197,936	3,111,554
* #	SCM Microsystems, Inc.	18,612	44,110
*	SeaChange International, Inc.	29,306	183,749
*	Semitool, Inc.	4,824	22,914
* #	Sigma Designs, Inc.	2,475	31,977
*	Silicon Image, Inc.	29,804	81,067
*	Silicon Storage Technology, Inc.	197,920	366,152
* #	Skyworks Solutions, Inc.	198,535	1,755,049
*	Smith Micro Software, Inc.	17,501	150,509
*	Soapstone Networks, Inc.	45,254	166,987
*	SonicWALL, Inc.	163,232	886,350
*	Spectrum Control, Inc.	20,631	145,861
* #	Standard Microsystems Corp.	38,219	606,153
	StarTek, Inc.	34,355	141,543
*	SumTotal Systems, Inc.	57,285	220,547
*	SupportSoft, Inc.	58,641	131,942

24

* #	Sycamore Networks, Inc.	517,447	1,526,469
*	Symmetricom, Inc.	95,703	476,601
* #	SYNNEX Corp.	60,100	1,293,953
* #	Tech Data Corp.	85,452	2,460,163
	Technitrol, Inc.	12,400	50,468
*	Technology Solutions Co.	3,555	8,319
*	TechTeam Global, Inc.	19,526	101,340
*	Tellabs, Inc.	303,499	1,590,335
*	Telular Corp.	24,670	49,340
* #	Teradyne, Inc.	355,484	2,111,575
*	Tessco Technologies, Inc.	10,246	93,751
	TheStreet.com, Inc.	34,407	73,287
*	Tier Technologies, Inc. Class B	8,900	55,981
*	Tollgrade Communications, Inc.	20,676	123,022
* #	Track Data Corp.	7,728	6,182
*	Trident Microsystems, Inc.	2,123	2,909
*	Triquint Semiconductor, Inc.	168,914	646,941
	TSR, Inc.	1,300	2,197
*	TTM Technologies, Inc.	62,699	465,227
*	Ultra Clean Holdings, Inc.	2,816	5,125
	United Online, Inc.	51,420	272,526
* #	UTStarcom, Inc.	192,273	224,959
*	Vicon Industries, Inc.	5,787	31,539
*	Video Display Corp.	600	1,950
*	Vignette Corp.	35,100	289,926
*	Virage Logic Corp.	32,466	111,683
*	Vishay Intertechnology, Inc.	213,119	1,251,009
*	Web.com Group, Inc.	60,937	253,498
*	White Electronics Designs Corp.	27,184	119,881
*	Wireless Telecom Group, Inc.	33,460	16,730
*	WPCS International, Inc.	9,861	19,623
#	Xerox Corp.	974,182	5,952,252
*	Zoran Corp.	117,194	1,047,714
*	Zygo Corp.	39,500	198,290
Total Information Technology			120,021,412

Materials — (2.5%)
#	A. Schulman, Inc.	26,800	420,492
#	A.M. Castle & Co.	49,586	480,488
	Alcoa, Inc.	183,772	1,666,812
*	American Pacific Corp.	5,647	40,037
	Ashland, Inc.	112,560	2,471,818
* #	Brush Engineered Materials, Inc.	41,367	699,930
*	Buckeye Technologies, Inc.	22,600	116,390
*	Bway Holding Co.	44,908	418,543
	Cabot Corp.	110,278	1,610,059
	Carpenter Technology Corp.	2,700	55,809
	Commercial Metals Co.	19,325	287,556
* #	Continental Materials Corp.	100	1,449
*	Core Molding Technologies, Inc.	1,188	2,804
	Cytec Industries, Inc.	64,700	1,284,942
#	Dow Chemical Co.	310,553	4,968,848
	Eastman Chemical Co.	2,800	111,104
	Ferro Corp.	49,500	137,115
*	Flotek Industries, Inc.	17,689	36,616

25

#	Freeport-McMoRan Copper & Gold, Inc. Class B	26,772	1,141,826
	Friedman Industries, Inc.	18,653	100,167
#	Gibraltar Industries, Inc.	53,888	361,050
*	Graphic Packaging Holding Co.	1,716	2,952
*	H&E Equipment Services, Inc.	66,829	503,222
*	Haynes International, Inc.	200	4,516
* #	Headwaters, Inc.	84,996	214,190
*	Horsehead Holding Corp.	11,825	84,431
*	ICO, Inc.	19,158	47,320
	Innospec, Inc.	711	5,588
	International Paper Co.	497,362	6,296,603
	Kaiser Aluminum Corp.	32,695	965,810
*	Kapstone Paper and Packaging Corp.	1,140	3,249
	KMG Chemicals, Inc.	2,795	15,261
#	Kronos Worldwide, Inc.	4,219	31,516
	Louisiana-Pacific Corp.	153,257	623,756
*	Material Sciences Corp.	24,611	29,041
	MeadWestavco Corp.	188,451	2,951,143
*	Metalico, Inc.	7,900	18,170
	Minerals Technologies, Inc.	2,900	107,851
*	Mod-Pac Corp.	1,091	2,673
	Myers Industries, Inc.	65,520	657,166
	Neenah Paper, Inc.	23,100	115,731
#	NL Industries, Inc.	67,563	818,188
* #	Northern Technologies International Corp.	3,000	15,720
* #	Northwest Pipe Co.	12,085	458,384
	Olympic Steel, Inc.	2,500	45,850
* #	OM Group, Inc.	51,135	1,424,621
	P.H. Glatfelter Co.	50,000	444,000
	Penford Corp.	39,808	177,942
*	PolyOne Corp.	146,654	401,832
	Quaker Chemical Corp.	2,300	26,910
*	Ready Mix, Inc.	3,839	11,325
#	Reliance Steel & Aluminum Co.	50,700	1,786,161
*	Rock of Ages Corp.	1,200	2,172
* #	Rockwood Holdings, Inc.	35,100	431,730
* #	Rosetta Resources, Inc.	79,112	557,740
* #	RTI International Metals, Inc.	35,400	460,554
#	Schnitzer Steel Industries, Inc. Class A	30,900	1,531,404
#	Schweitzer-Maudoit International, Inc.	32,213	739,933
	Spartech Corp.	18,620	73,177
* #	Stillwater Mining Co.	34,270	154,558
*	Symyx Technologies, Inc.	40,492	195,981
	Synalloy Corp.	4,995	30,120
#	Temple-Inland, Inc.	44,500	531,330
#	Texas Industries, Inc.	46,594	1,490,076
#	Titanium Metals Corp.	7,100	48,209
*	U.S. Concrete, Inc.	82,977	164,294
*	Universal Stainless & Alloy Products, Inc.	6,709	89,901
#	Valspar Corp.	98,610	2,366,640
	Wausau Paper Corp.	12,989	113,394
#	Westlake Chemical Corp.	105,000	1,963,500
	Weyerhaeuser Co.	311,975	11,000,239
#	Worthington Industries, Inc.	64,670	963,583
* #	Zoltek Companies, Inc.	5,042	39,681
Total Materials			57,653,193

26

Other — (0.0%)
# ●	ePresence, Inc. Escrow Shares	6,400	—
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			54

Telecommunication Services — (4.7%)
	Arbinet-thexchange, Inc.	3,200	6,048
	AT&T, Inc.	2,510,122	64,309,326
#	CenturyTel, Inc.	87,230	2,368,295
	D&E Communications, Inc.	24,213	135,593
* #	General Communications, Inc. Class A	44,592	341,575
* #	Occam Networks, Inc.	26,624	73,216
* #	Sprint Nextel Corp.	3,528,077	15,382,416
	SureWest Communications	15,836	101,984
	Telephone & Data Systems, Inc.	80,200	2,299,334
	Telephone & Data Systems, Inc. Special Shares	67,452	1,742,960
* #	United States Cellular Corp.	33,568	1,141,312
#	Verizon Communications, Inc.	695,830	21,111,482
*	Xeta Corp.	18,366	36,181
Total Telecommunication Services			109,049,722

Utilities — (0.4%)
*	AES Corp.	425,099	3,005,450
* #	Calpine Corp.	113,874	923,518
	Maine & Maritimes Corp.	1,600	56,000
*	Mirant Corp.	172,860	2,200,508
* #	Reliant Energy, Inc.	444,750	2,205,960
	Southern Union Co.	1	—
	Unitil Corp.	1,800	36,864
Total Utilities			8,428,300

TOTAL COMMON STOCKS			1,839,281,946

RIGHTS/WARRANTS — (0.0%)
* ●	Lantronix, Inc. Warrants 2008	33	—

TEMPORARY CASH INVESTMENTS — (0.4%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	9,210,124	9,210,124

SECURITIES LENDING COLLATERAL — (20.9%)
§ @	DFA Short Term Investment Fund LP	486,939,237	486,939,237

27

	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $3,376,189 FNMA 7.000%, 01/01/38 & 06/01/38, valued at $2,993,318) to be repurchased at $2,906,147	$2,906	2,906,133

TOTAL SECURITIES LENDING COLLATERAL		489,845,370

TOTAL INVESTMENTS - (100.0%) (Cost $2,873,646,622)		$2,338,337,440

See accompanying Notes to Financial Statements.

28

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (80.7%)
Consumer Discretionary — (8.8%)
*	1-800-FLOWERS.COM, Inc.	1,200	$3,504
* #	99 Cents Only Stores	11,100	119,214
*	A.C. Moore Arts & Crafts, Inc.	1,068	3,151
#	Aaron’s, Inc.	7,200	241,632
#	Abercrombie & Fitch Co.	7,150	193,479
	Acme United Corp.	400	3,296
	Advance Auto Parts, Inc.	10,000	437,500
* #	Aeropostale, Inc.	6,550	222,503
*	AFC Enterprises, Inc.	2,300	14,283
	Aldila, Inc.	700	2,856
*	Alloy, Inc.	2,475	11,311
* #	Amazon.com, Inc.	40,400	3,253,008
	Ambassadors Group, Inc.	1,423	17,361
* #	American Apparel, Inc.	4,600	31,050
	American Eagle Outfitters, Inc.	22,400	331,968
	American Greetings Corp. Class A	3,222	25,293
*	American Public Education, Inc.	2,200	79,200
* #	America’s Car-Mart, Inc.	1,800	29,196
	Ameristar Casinos, Inc.	5,810	119,221
* #	AnnTaylor Stores Corp.	2,325	17,182
*	Apollo Group, Inc. Class A	22,083	1,390,125
#	Arbitron, Inc.	600	12,492
#	Arctic Cat, Inc.	2,500	10,000
	Asbury Automotive Group, Inc.	1,500	14,505
*	ATC Technology Corp.	2,100	33,369
* #	AutoNation, Inc.	22,038	390,293
* #	Autozone, Inc.	5,700	948,423
*	Avatar Holdings, Inc.	1,000	18,580
*	Ballantyne of Omaha, Inc.	2,600	6,110
* #	Bally Technologies, Inc.	6,300	164,934
#	Barnes & Noble, Inc.	6,300	164,556
*	Barry (R.G.) Corp.	1,300	7,826
	bebe stores, inc.	11,275	103,730
* #	Bed Bath and Beyond, Inc.	28,830	877,009
*	Benihana, Inc.	800	4,320
*	Benihana, Inc. Class A	700	3,661
#	Best Buy Co., Inc.	28,660	1,099,971
	Big 5 Sporting Goods Corp.	1,546	12,724
*	Big Lots, Inc.	10,052	277,837
* #	BJ’s Restaurants, Inc.	3,198	52,735
	Black & Decker Corp.	3,150	126,945
* #	Blue Nile, Inc.	2,096	89,206
	Blyth, Inc.	575	25,346

1

	Bob Evans Farms, Inc.	3,500	84,875
	Books-A-Million, Inc.	795	4,563
#	BorgWarner, Inc.	12,800	370,560
	Boyd Gaming Corp.	5,020	46,134
	Brinker International, Inc.	10,260	181,807
*	Brink’s Home Security Holdings, Inc.	5,900	156,822
#	Brookfield Homes Corp.	2,400	12,600
	Brown Shoe Company, Inc.	1,487	9,561
	Brunswick Corp.	3,560	21,289
	Buckle, Inc.	4,670	174,518
* #	Buffalo Wild Wings, Inc.	1,800	70,272
*	Build-A-Bear-Workshop, Inc.	2,400	13,104
	Bunge, Ltd.	6,870	329,829
#	Burger King Holdings, Inc.	10,400	169,936
* #	Cabela’s, Inc.	10,200	130,662
#	Cablevision Systems New York Group Class A	24,229	415,770
* #	California Coastal Communities, Inc.	25	33
*	California Pizza Kitchen, Inc.	2,415	37,940
	Callaway Golf Co.	9,700	73,235
	Canterbury Park Holding Corp.	500	3,000
* #	Capella Education Co.	2,800	143,864
* #	Career Education Corp.	9,659	212,884
* #	CarMax, Inc.	24,094	307,439
	Carmike Cinemas, Inc.	265	1,081
	Carnival Corp.	46,832	1,258,844
*	Carriage Services, Inc.	3,100	8,153
*	Carrols Restaurant Group, Inc.	1,300	7,696
*	Carter’s, Inc.	7,800	166,764
	Cato Corp. Class A	4,150	79,763
*	Cavalier Homes, Inc.	1,900	3,154
*	Cavco Industries, Inc.	1,157	27,120
	CBS Corp. Class A	3,700	26,492
	CBS Corp. Class B	4,200	29,568
*	CEC Entertainment, Inc.	2,357	71,794
#	Centex Corp.	10,900	119,246
*	Charlotte Russe Holding, Inc.	1,365	17,131
*	Charming Shoppes, Inc.	400	1,396
*	Cheesecake Factory, Inc.	3,550	61,663
#	Cherokee, Inc.	542	9,902
* #	Chico’s FAS, Inc.	19,200	146,688
* #	Chipotle Mexican Grill, Inc.	1,425	115,553
*	Chipotle Mexican Grill, Inc. Class B	1,960	128,400
#	Choice Hotels International, Inc.	7,220	216,095
#	Christopher & Banks Corp.	4,050	22,518
	Churchill Downs, Inc.	2,019	70,281
	Cinemark Holdings, Inc.	13,300	118,370
*	Citi Trends, Inc.	1,200	29,472
	CKE Restaurants, Inc.	5,037	48,204
*	Coach, Inc.	26,268	643,566
* #	Coinstar, Inc.	3,800	135,242
*	Coldwater Creek, Inc.	6,649	22,939
	Collectors Universe, Inc.	1,250	5,012
#	Columbia Sportswear Co.	4,791	147,180
	Comcast Corp. Class A	201,906	3,121,467
	Comcast Corp. Special Class A	79,163	1,162,113

2

* #	Conn’s, Inc.	3,384	55,633
	Cooper Tire & Rubber Co.	7,169	59,288
* #	Corinthian Colleges, Inc.	12,300	189,420
	Courier Corp.	1,460	22,893
*	Cox Radio, Inc.	2,726	13,085
#	CPI Corp.	131	1,336
#	Cracker Barrel Old Country Store, Inc.	2,500	81,525
* #	Crown Media Holdings, Inc.	4,987	15,410
	CSS Industries, Inc.	1,450	28,797
*	Culp, Inc.	1,566	6,906
#	D.R. Horton, Inc.	28,300	369,315
#	Darden Restaurants, Inc.	15,290	565,271
* #	Deckers Outdoor Corp.	1,526	86,250
*	dELiA*s, Inc.	1,100	2,365
*	Design Within Reach, Inc.	300	261
*	Destination Maternity Corp.	1,300	17,446
#	DeVry, Inc.	9,740	414,534
*	DG FastChannel, Inc.	2,800	65,324
* #	Dick’s Sporting Goods, Inc.	7,814	148,466
	Dillards, Inc. Class A	7,036	54,248
	DineEquity, Inc.	1,200	38,448
*	Discovery Communications, Inc. (25470F104)	8,101	153,838
*	Discovery Communications, Inc. (25470F302)	19,096	334,562
*	DISH Network Corp.	10,000	132,500
	Disney (Walt) Co.	212,657	4,657,188
*	Dolan Media Co.	500	5,955
*	Dollar Tree, Inc.	12,700	537,718
*	Domino’s Pizza, Inc.	8,774	82,827
	Dover Downs Gaming & Entertainment, Inc.	2,000	8,540
*	Dr Pepper Snapple Group, Inc.	29,420	609,288
*	DreamWorks Animation SKG, Inc.	7,680	184,397
* #	Drew Industries, Inc.	2,900	41,412
*	DSW, Inc.	2,194	23,849
#	Eastman Kodak Co.	22,000	67,100
*	Einstein Noah Restaurant Group, Inc.	1,810	19,530
	Ethan Allen Interiors, Inc.	3,275	44,049
*	Expedia, Inc.	1,914	26,050
#	Family Dollar Stores, Inc.	20,000	663,800
*	Famous Dave’s of America, Inc.	1,098	7,422
*	FGX International Holdings, Ltd.	3,889	44,801
	Finish Line, Inc. Class A	7,355	62,517
	Fisher Communications, Inc.	1,200	14,472
	Foot Locker, Inc.	18,341	218,074
* #	Ford Motor Co.	88,540	529,469
	Fortune Brands, Inc.	9,980	392,314
*	Fossil, Inc.	6,950	140,112
	Fred’s, Inc.	5,617	76,728
* #	Fuel Systems Solutions, Inc.	2,050	31,303
* #	GameStop Corp. Class A	17,997	542,790
*	Gaming Partners International Corp.	800	4,776
* #	Gander Mountain Co.	2,459	9,590
#	Gannett Co., Inc.	8,300	32,453
	Gap, Inc.	76,630	1,190,830
* #	Garmin, Ltd.	16,497	415,559
* #	Gaylord Entertainment Co.	1,337	18,638

3

* #	Genesco, Inc.	1,900	43,282
*	Gentek, Inc.	1,260	24,053
	Gentex Corp.	13,434	179,613
#	Genuine Parts Co.	19,830	673,427
*	G-III Apparel Group, Ltd.	1,400	11,228
*	Global Traffic Network, Inc.	2,700	12,960
*	Goodyear Tire & Rubber Co.	13,900	152,761
*	Great Wolf Resorts, Inc.	400	1,476
	Group 1 Automotive, Inc.	2,180	46,434
* #	GSI Commerce, Inc.	6,646	94,440
#	Guess?, Inc.	8,400	218,736
*	Gymboree Corp.	3,300	113,520
	H&R Block, Inc.	28,920	437,849
* #	Hanesbrands, Inc.	1,175	19,340
#	Harley-Davidson, Inc.	8,200	181,712
	Harman International Industries, Inc.	6,000	109,140
	Harte-Hanks, Inc.	9,156	75,629
	Hasbro, Inc.	15,000	399,900
	Haverty Furniture Co., Inc.	2,800	30,380
*	Hawk Corp.	1,220	17,507
*	Helen of Troy, Ltd.	4,600	73,370
*	hhgregg, Inc.	3,700	61,420
* #	Hibbett Sporting Goods, Inc.	2,888	60,215
	Hillenbrand, Inc.	7,105	129,169
	Home Depot, Inc.	181,230	4,769,974
	Hooker Furniture Corp.	1,600	18,752
* #	Hot Topic, Inc.	7,425	90,882
*	Hovnanian Enterprises, Inc. Class A	6,300	17,451
*	HSN, Inc.	3,104	21,449
* #	Iconix Brand Group, Inc.	8,398	119,755
	Interactive Data Corp.	13,419	301,659
	Interface, Inc. Class A	5,100	29,529
	International Game Technology	9,200	113,620
	International Speedway Corp. Class A	3,675	87,024
* #	Interpublic Group of Companies, Inc.	34,416	215,444
*	Interval Leisure Group, Inc.	3,110	24,911
*	iRobot Corp.	2,385	27,356
*	Isle of Capri Casinos, Inc.	4,000	42,960
* #	ITT Educational Services, Inc.	5,590	563,304
*	J. Alexander’s Corp.	800	3,200
*	J. Crew Group, Inc.	3,623	62,352
#	J.C. Penney Co., Inc.	24,270	744,846
* #	Jack in the Box, Inc.	6,300	154,917
*	JAKKS Pacific, Inc.	3,600	45,540
* #	Jarden Corp.	7,825	157,282
*	Jo-Ann Stores, Inc.	2,773	50,801
#	Johnson Controls, Inc.	47,941	911,358
	Johnson Outdoors, Inc.	1,287	8,160
	Jones Apparel Group, Inc.	2,466	22,786
* #	Jos. A. Bank Clothiers, Inc.	2,200	88,968
* #	K12, Inc.	1,700	29,886
	KB HOME	9,900	178,893
	Kenneth Cole Productions, Inc. Class A	1,100	7,612
	Kimball International, Inc. Class B	2,500	13,725
*	Kirkland’s, Inc.	600	4,110

4

* #	Knology, Inc.	3,300	23,430
* #	Kohl’s Corp.	33,060	1,499,271
*	Kona Grill, Inc.	800	1,680
*	Krispy Kreme Doughnuts, Inc.	4,900	19,306
	K-Swiss, Inc. Class A	3,562	35,762
*	Lakeland Industries, Inc.	1,000	7,490
* #	Lamar Advertising Co.	1,715	28,983
* #	Las Vegas Sands Corp.	33,000	258,060
*	Lazare Kaplan International, Inc.	1,263	1,692
	Leggett & Platt, Inc.	13,697	196,689
	Lennar Corp. Class A	10,400	101,296
*	Liberty Global, Inc. Class A	14,337	236,417
*	Liberty Global, Inc. Class B	95	1,532
* #	Liberty Global, Inc. Series C	13,612	222,692
*	Liberty Media Corp. - Entertainment Class A	50,052	1,218,766
*	Liberty Media Corp. - Entertainment Class B	2,274	57,237
*	Liberty Media Corp. Capital Class A	9,316	108,997
*	Liberty Media Corp. Interactive Class B	400	2,188
*	Life Time Fitness, Inc.	2,000	37,520
	Limited Brands, Inc.	36,350	415,117
* #	Lincoln Educational Services Corp.	3,676	60,985
*	Live Nation, Inc.	1,492	5,834
	Liz Claiborne, Inc.	4,900	23,226
* #	LKQ Corp.	12,089	205,271
*	Lodgenet Entertainment Corp.	800	3,248
*	Lodgian, Inc.	593	1,524
	Lowe’s Companies, Inc.	163,790	3,521,485
*	Luby’s, Inc.	1,849	9,911
*	Lumber Liquidators, Inc.	1,700	25,432
	M/I Homes, Inc.	2,200	33,594
#	Macy’s, Inc.	29,300	400,824
*	Maidenform Brands, Inc.	2,442	31,135
	Marine Products Corp.	3,012	14,006
#	Marriott International, Inc. Class A	26,430	622,691
* #	Marvel Entertainment, Inc.	9,400	280,496
	Mattel, Inc.	32,665	488,668
	Matthews International Corp. Class A	3,400	106,488
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,212	15,661
#	McDonald’s Corp.	146,759	7,820,787
	McGraw-Hill Companies, Inc.	17,600	530,640
	MDC Holdings, Inc.	5,560	190,041
#	Media General, Inc. Class A	3,000	7,800
*	Mediacom Communications Corp.	5,481	31,187
#	Meredith Corp.	3,400	85,272
*	Meritage Homes Corp.	3,900	81,159
* #	MGM Mirage	9,125	76,467
*	Midas, Inc.	2,526	25,260
	Modine Manufacturing Co.	2,700	10,314
* #	Mohawk Industries, Inc.	5,300	250,743
* #	Monarch Casino & Resort, Inc.	2,372	24,242
	Monro Muffler Brake, Inc.	3,088	77,107
*	Morningstar, Inc.	4,800	190,416
*	Morton’s Restaurant Group, Inc.	1,090	5,058
	Movado Group, Inc.	2,362	21,660
*	Multimedia Games, Inc.	2,364	5,012

5

*	Nathan’s Famous, Inc.	1,109	15,581
#	National CineMedia, Inc.	4,700	68,291
	National Presto Industries, Inc.	1,200	85,512
* #	Netflix, Inc.	7,800	353,418
	New Frontier Media, Inc.	2,800	5,488
*	New Motion, Inc.	857	797
*	New York & Co., Inc.	3,559	20,642
	Newell Rubbermaid, Inc.	13,784	144,043
	News Corp. Class A	76,612	632,815
#	News Corp. Class B	53,892	491,495
	NIKE, Inc. Class B	45,600	2,392,632
#	Nordstrom, Inc.	17,400	393,762
	Nutri/System, Inc.	3,600	49,464
*	NVR, Inc.	500	252,685
*	Office Depot, Inc.	6,700	17,353
#	Omnicom Group, Inc.	26,300	827,661
#	Orleans Homebuilders, Inc.	1,545	3,244
* #	O’Reilly Automotive, Inc.	18,578	721,755
*	Outdoor Channel Holdings, Inc.	3,807	28,476
* #	Overstock.com, Inc.	1,430	19,276
	Oxford Industries, Inc.	584	5,688
* #	P.F. Chang’s China Bistro, Inc.	2,500	75,450
*	Pacific Sunwear of California, Inc.	5,700	23,085
*	Palm Harbor Homes, Inc.	1,500	4,560
* #	Panera Bread Co.	3,600	201,636
*	Papa John’s International, Inc.	3,300	87,582
*	PC Mall, Inc.	2,400	15,360
*	Penn National Gaming, Inc.	10,000	340,200
	Pennichuck Corp.	600	12,300
#	Penske Automotive Group, Inc.	7,674	101,680
*	Perry Ellis International, Inc.	969	7,103
* #	PetMed Express, Inc.	3,200	52,032
	PetSmart, Inc.	15,005	343,314
	Phillips-Van Heusen Corp.	6,591	191,337
* #	Pinnacle Entertainment, Inc.	4,100	51,168
#	Polaris Industries, Inc.	2,725	91,151
#	Polo Ralph Lauren Corp.	6,100	328,424
*	Pomeroy IT Solutions, Inc.	300	1,059
#	Pool Corp.	3,300	58,938
#	Pre-Paid Legal Services, Inc.	1,200	44,196
* #	Priceline.com, Inc.	3,400	330,106
	PRIMEDIA, Inc.	100	390
* #	Princeton Review, Inc.	4,059	17,616
#	Pulte Homes, Inc.	31,110	358,076
#	RadioShack Corp.	10,383	146,193
*	Raser Technologies, Inc.	1,400	5,474
*	RC2 Corp.	1,400	15,834
	RCN Corp.	4,500	18,450
*	Red Lion Hotels Corp.	2,934	13,408
* #	Red Robin Gourmet Burgers, Inc.	1,300	31,915
	Regis Corp.	3,200	61,248
*	Rent-A-Center, Inc.	9,280	178,640
*	Rentrak Corp.	1,137	11,029
*	Retail Ventures, Inc.	387	1,006
	Ross Stores, Inc.	11,000	417,340

6

#	Royal Caribbean Cruises, Ltd.	7,400	109,002
*	Rubio’s Restaurants, Inc.	1,297	6,939
	Ryland Group, Inc.	4,100	84,911
*	Saga Communications, Inc.	507	4,720
#	Saks, Inc.	13,010	67,782
*	Sally Beauty Holdings, Inc.	15,950	118,030
	Sauer-Danfoss, Inc.	4,508	18,708
	Scholastic Corp.	2,600	51,298
* #	Scientific Games Corp.	6,970	121,905
	Scripps Networks Interactive	12,399	340,229
*	Sealy Corp.	1,500	5,310
* #	Sears Holdings Corp.	5,615	350,769
	Service Corp. International	31,570	143,012
	Sherwin-Williams Co.	16,400	928,896
	Shiloh Industries, Inc.	3,192	7,980
*	Shoe Carnival, Inc.	1,463	17,059
*	Shuffle Master, Inc.	6,626	25,245
*	Shutterfly, Inc.	4,000	51,240
	Signet Jewelers, Ltd. ADR	2,400	38,088
*	Skechers U.S.A., Inc. Class A	3,800	44,460
	Skyline Corp.	800	16,584
* #	Smith & Wesson Holding Corp.	4,800	34,416
	Snap-On, Inc.	6,470	219,462
#	Sonic Automotive, Inc.	1,901	9,809
* #	Sonic Corp.	5,738	62,659
	Sotheby’s Class A	4,500	52,245
	Spartan Motors, Inc.	3,375	27,236
	Speedway Motorsports, Inc.	4,500	67,500
*	Sport Chalet, Inc. Class A	491	290
	Sport Supply Group, Inc.	2,340	14,087
	Stage Stores, Inc.	3,250	39,812
* #	Stamps.com, Inc.	1,943	18,186
	Standard Motor Products, Inc.	1,900	7,600
	Stanley Furniture, Inc.	1,979	20,305
	Staples, Inc.	65,450	1,349,579
* #	Starbucks Corp.	73,430	1,061,798
#	Starwood Hotels & Resorts Worldwide, Inc.	12,700	264,922
	Stein Mart, Inc.	700	3,059
*	Steinway Musical Instruments, Inc.	900	12,087
* #	Steven Madden, Ltd.	2,250	66,195
	Stewart Enterprises, Inc.	5,182	18,085
	Strattec Security Corp.	200	2,620
#	Strayer Education, Inc.	1,800	340,938
	Sturm Ruger & Co., Inc.	3,300	40,623
#	Superior Industries International, Inc.	2,594	39,118
	Superior Uniform Group, Inc.	162	1,236
	Systemax, Inc.	6,196	104,465
	Talbots, Inc.	2,670	6,301
	Tandy Brand Accessories, Inc.	700	1,491
*	Tandy Leather Factory, Inc.	663	1,823
	Target Corp.	81,634	3,368,219
#	Tempur-Pedic International, Inc.	7,700	99,022
*	Tenneco Automotive, Inc.	3,900	11,934
*	Texas Roadhouse, Inc.	8,700	99,006
*	The Children’s Place Retail Stores, Inc.	2,340	66,550

7

* #	The DIRECTV Group, Inc.	115,900	2,866,207
* #	The Dress Barn, Inc.	6,300	95,382
	The Marcus Corp.	2,400	30,480
	The Men’s Wearhouse, Inc.	5,635	105,036
	The New York Times Co. Class A	9,400	50,572
#	The Stanley Works	9,057	344,438
*	The Steak n Shake Co.	4,300	49,708
	The TJX Companies, Inc.	57,450	1,606,876
*	The Wet Seal, Inc. Class A	11,405	43,453
#	Thor Industries, Inc.	6,800	156,332
*	Ticketmaster Entertainment, Inc.	64	337
#	Tiffany & Co.	14,000	405,160
*	Timberland Co. Class A	5,500	89,320
	Time Warner Cable, Inc.	62,106	2,001,676
	Time Warner, Inc.	115,036	2,511,236
* #	TiVo, Inc.	11,800	88,500
* #	Toll Brothers, Inc.	20,060	406,416
*	Tractor Supply Co.	5,131	207,190
* #	True Religion Apparel, Inc.	2,500	39,400
*	TRW Automotive Holdings Corp.	1,800	15,516
*	Tuesday Morning Corp.	400	1,364
#	Tupperware Corp.	6,100	152,683
*	Ulta Salon, Cosmetics & Fragrance, Inc.	900	7,875
* #	Under Armour, Inc. Class A	3,200	75,328
	Unifirst Corp.	2,165	80,733
*	Universal Electronics, Inc.	1,700	31,858
*	Universal Technical Institute, Inc.	1,500	21,360
*	Urban Outfitters, Inc.	14,400	280,656
	V.F. Corp.	11,250	666,787
*	Vail Resorts, Inc.	5,400	157,680
*	Valassis Communications, Inc.	2,500	12,925
	Value Line, Inc.	400	11,220
* #	VCG Holding Corp.	1,800	3,546
*	Viacom, Inc. Class A	6,727	138,913
*	Viacom, Inc. Class B	66,300	1,275,612
	Virco Manufacturing Corp.	1,718	5,463
* #	Volcom, Inc.	2,019	27,236
#	WABCO Holdings, Inc.	2,643	42,262
* #	Warnaco Group, Inc.	5,980	172,463
#	Weight Watchers International, Inc.	5,600	139,328
	Wendy’s/Arby’s Group, Inc.	39,718	198,590
* #	West Marine, Inc.	2,681	15,416
	Whirlpool Corp.	5,600	252,896
	Wiley (John) & Sons, Inc. Class A	5,300	179,670
*	Williams Controls, Inc.	600	3,240
	Williams-Sonoma, Inc.	3,600	50,400
*	Winmark Corp.	300	3,867
	Winnebago Industries, Inc.	1,700	14,977
* #	WMS Industries, Inc.	5,290	169,862
	Wolverine World Wide, Inc.	5,450	113,523
	World Wrestling Entertainment, Inc.	3,100	33,170
	Wyndham Worldwide Corp.	4,400	51,392
* #	Wynn Resorts, Ltd.	5,760	225,965
	Yum! Brands, Inc.	49,017	1,634,717
* #	Zumiez, Inc.	2,100	25,326
Total Consumer Discretionary			105,042,738

8

Consumer Staples — (10.5%)
	Alberto-Culver Co.	10,350	230,701
	Alico, Inc.	1,200	31,836
*	Alliance One International, Inc.	14,189	53,209
	Altria Group, Inc.	273,915	4,473,032
#	American Italian Pasta Co.	22	692
	Archer-Daniels-Midland Co.	71,590	1,762,546
#	Avon Products, Inc.	33,400	760,184
	B&G Foods, Inc.	4,970	30,416
*	Bare Escentuals, Inc.	5,922	54,838
* #	BJ’s Wholesale Club, Inc.	7,800	260,052
* #	Boston Beer Co., Inc. Class A	1,400	37,240
	Brown-Forman Corp. Class A	8,170	397,879
	Brown-Forman Corp. Class B	12,232	568,788
	Calavo Growers, Inc.	1,800	25,578
	Cal-Maine Foods, Inc.	2,100	55,587
#	Campbell Soup Co.	39,303	1,010,873
*	Caribou Coffee Co.	1,000	4,000
	Casey’s General Stores, Inc.	8,190	217,936
	CCA Industries, Inc.	593	1,720
* #	Central European Distribution Corp.	3,475	77,840
*	Central Garden & Pet Co.	2,800	26,936
*	Central Garden & Pet Co. Class A	7,529	68,288
*	Chattem, Inc.	2,100	115,311
#	Chiquita Brands International, Inc.	4,900	37,093
#	Church & Dwight Co., Inc.	9,266	504,163
	Clorox Co.	18,352	1,028,630
	Coca-Cola Co.	247,656	10,661,591
	Coca-Cola Enterprises, Inc.	55,144	940,757
	Colgate-Palmolive Co.	66,200	3,905,800
* #	Collective Brands, Inc.	9,800	142,296
	ConAgra, Inc.	51,029	903,213
*	Constellation Brands, Inc. Class A	23,600	273,524
	Corn Products International, Inc.	9,533	227,839
	Costco Wholesale Corp.	33,400	1,623,240
	CVS Caremark Corp.	164,647	5,232,482
*	Darling International, Inc.	8,700	49,764
* #	Dean Foods Co.	14,150	292,905
	Del Monte Foods Co.	26,920	203,246
	Diamond Foods, Inc.	2,435	63,773
*	Elizabeth Arden, Inc.	3,500	30,310
* #	Energizer Holdings, Inc.	5,300	303,690
#	Estee Lauder Companies, Inc.	10,000	299,000
	Farmer Brothers Co.	2,399	47,380
#	Flowers Foods, Inc.	12,458	287,780
*	Fresh Del Monte Produce, Inc.	5,939	86,234
#	General Mills, Inc.	47,055	2,385,218
	Great Atlantic & Pacific Tea, Inc.	4,751	34,872
* #	Green Mountain Coffee, Inc.	3,191	230,741
* #	Hain Celestial Group, Inc.	6,026	100,574
*	Hansen Natural Corp.	5,324	217,006
#	Heinz (H.J.) Co.	28,800	991,296
	Herbalife, Ltd.	3,700	73,334

9

#	Hormel Foods Corp.	18,330	573,546
	Imperial Sugar Co.	1,726	11,305
	Ingles Market, Inc. Class A	2,210	34,498
	Inter Parfums, Inc.	3,152	24,460
	J & J Snack Foods Corp.	2,891	112,055
	J.M. Smucker Co.	13,176	519,134
	Kellogg Co.	34,200	1,440,162
#	Kimberly-Clark Corp.	39,010	1,916,951
	Kraft Foods, Inc.	165,324	3,868,582
#	Lancaster Colony Corp.	2,988	130,874
	Lance, Inc.	4,400	101,904
* #	Lifeway Foods, Inc.	1,134	10,229
	Lorillard, Inc.	20,332	1,283,559
	Mannatech, Inc.	2,370	10,357
#	McCormick & Co., Inc.	12,914	380,317
#	McCormick & Co., Inc. Voting Common Stock	607	17,749
*	Medifast, Inc.	3,000	20,970
	Molson Coors Brewing Co.	18,950	724,837
	Nash-Finch Co.	1,300	38,077
* #	National Beverage Corp.	5,976	62,927
*	Natural Alternatives International, Inc.	1,000	6,010
*	NBTY, Inc.	12,300	318,693
	Nu Skin Enterprises, Inc. Class A	6,010	77,048
	Oil-Dri Corp. of America	641	10,346
*	Omega Protein Corp.	2,400	7,656
*	Overhill Farms, Inc.	2,000	8,800
*	Pantry, Inc.	3,200	75,584
* #	Peet’s Coffee & Tea, Inc.	1,500	40,920
	PepsiAmericas, Inc.	15,500	380,835
	PepsiCo, Inc.	173,379	8,627,339
	Philip Morris International, Inc.	203,100	7,352,220
*	Prestige Brands Holdings, Inc.	4,300	27,778
	PriceSmart, Inc.	3,522	62,868
#	Procter & Gamble Co.	394,651	19,511,545
#	Ralcorp Holdings, Inc.	6,595	376,970
	Reliv’ International, Inc.	1,707	5,292
*	Revlon, Inc.	4,600	21,804
	Reynolds American, Inc.	31,497	1,196,256
	Rocky Mountain Chocolate Factory, Inc.	950	5,880
#	Ruddick Corp.	5,200	133,432
	Safeway, Inc.	48,900	965,775
	Sanderson Farms, Inc.	2,650	105,735
*	Sanfilippo (John B.) & Son, Inc.	1,596	9,097
	Sara Lee Corp.	40,453	336,569
*	Smart Balance, Inc.	8,534	59,994
*	Smithfield Foods, Inc.	8,300	71,712
	Spartan Stores, Inc.	3,059	49,770
* #	Star Scientific, Inc.	11,934	58,715
	SUPERVALU, Inc.	24,314	397,534
	Sysco Corp.	40,900	954,197
	Tasty Baking Co.	100	425
#	The Hershey Co.	22,680	819,655
	The Kroger Co.	68,300	1,476,646
#	Tootsie Roll Industries, Inc.	5,491	133,706
* #	TreeHouse Foods, Inc.	5,030	133,748

10

	Tyson Foods, Inc. Class A	28,226	297,502
* #	United Natural Foods, Inc.	4,776	108,797
	United-Guardian, Inc.	600	4,200
	Universal Corp.	3,500	105,560
*	USANA Health Services, Inc.	1,310	31,322
#	Vector Group, Ltd.	7,423	100,062
	Walgreen Co.	99,125	3,115,499
	Wal-Mart Stores, Inc.	481,796	24,282,518
	WD-40 Co.	1,600	43,296
	Weis Markets, Inc.	3,721	137,640
#	Whole Foods Market, Inc.	14,263	295,672
*	Winn-Dixie Stores, Inc.	8,200	93,972
Total Consumer Staples			125,162,320

Energy — (9.2%)
	Adams Resources & Energy, Inc.	600	8,850
#	Alon USA Energy, Inc.	7,600	96,520
* #	Alpha Natural Resources, Inc.	8,070	165,274
	Anadarko Petroleum Corp.	53,050	2,284,333
	Apache Corp.	37,425	2,726,785
*	Approach Resources, Inc.	300	2,130
#	Arch Coal, Inc.	8,700	121,539
*	Arena Resources, Inc.	4,136	118,579
	Atlas America, Inc.	4,038	62,831
*	ATP Oil & Gas Corp.	3,000	21,480
*	Atwood Oceanics, Inc.	6,200	138,384
	Baker Hughes, Inc.	33,300	1,184,814
*	Basic Energy Services, Inc.	4,350	44,370
	Berry Petroleum Corp. Class A	4,900	80,752
*	Bill Barret Corp.	4,120	107,038
#	BJ Services Co.	15,000	208,350
* #	Bolt Technology Corp.	1,050	10,678
*	BPZ Resources, Inc.	3,700	20,165
*	Brigham Exploration Co.	2,900	6,786
* #	Bristow Group, Inc.	3,856	87,763
*	Bronco Drilling Co., Inc.	3,500	19,215
	Cabot Oil & Gas Corp.	12,169	367,382
*	Cal Dive International, Inc.	9,837	77,909
* #	Cameron International Corp.	22,600	578,108
	CARBO Ceramics, Inc.	3,490	107,178
*	Carrizo Oil & Gas, Inc.	3,100	38,223
*	Cheniere Energy, Inc.	6,400	25,216
	Chesapeake Energy Corp.	52,838	1,041,437
	Chevron Corp.	222,444	14,703,548
	Cimarex Energy Co.	6,633	178,428
*	Clayton Williams Energy, Inc.	1,100	33,033
*	Clean Energy Fuels Corp.	6,800	57,528
* #	CNX Gas Corp.	19,798	509,798
* #	Comstock Resources, Inc.	5,500	189,530
*	Concho Resources, Inc.	10,600	290,652
	ConocoPhillips	133,273	5,464,193
	CONSOL Energy, Inc.	16,800	525,504
* #	Contango Oil & Gas Co.	2,300	87,147
*	Continental Resources, Inc.	2,890	67,481
*	CREDO Petroleum Corp.	1,676	13,827

11

*	CVR Energy, Inc.	1,300	9,568
*	Dawson Geophysical Co.	1,100	21,626
	Delek US Holdings, Inc.	6,500	66,755
*	Denbury Resources, Inc.	27,780	452,258
	Devon Energy Corp.	49,606	2,572,071
#	Diamond Offshore Drilling, Inc.	14,300	1,035,463
*	Dresser-Rand Group, Inc.	9,700	238,911
* #	Dril-Quip, Inc.	4,000	137,520
#	El Paso Corp.	35,300	243,570
*	Encore Acquisition Co.	6,225	181,708
	ENSCO International, Inc.	14,091	398,493
#	EOG Resources, Inc.	27,500	1,745,700
*	Evolution Petroleum Corp.	4,053	9,281
*	EXCO Resources, Inc.	15,050	177,289
*	Exterran Holdings, Inc.	7,739	159,810
	Exxon Mobil Corp.	550,543	36,704,702
* #	FMC Technologies, Inc.	12,082	413,567
*	Forest Oil Corp.	5,089	81,424
	Foundation Coal Holdings, Inc.	700	11,368
#	Frontier Oil Corp.	13,217	167,988
*	FX Energy, Inc.	6,300	23,688
#	General Maritime Corp.	5,176	51,398
*	Geokinetics, Inc.	900	4,239
* #	GeoResources, Inc.	2,107	14,960
* #	Global Industries, Ltd.	5,100	32,997
* #	GMX Resources, Inc.	400	4,376
* #	Goodrich Petroleum Corp.	2,870	65,809
	Gulf Island Fabrication, Inc.	2,000	25,880
*	Gulfmark Offshore, Inc.	2,800	75,264
*	Gulfport Energy Corp.	4,900	14,553
	Halliburton Co.	47,523	960,915
*	Harvest Natural Resources, Inc.	4,500	22,950
* #	Helix Energy Solutions Group, Inc.	3,666	33,324
	Helmerich & Payne, Inc.	12,821	395,143
*	Hercules Offshore, Inc.	3,100	9,920
#	Hess Corp.	34,500	1,890,255
*	HKN, Inc.	1,166	1,982
#	Holly Corp.	5,500	115,280
*	Hornbeck Offshore Services, Inc.	1,400	32,522
* #	International Coal Group, Inc.	16,182	32,202
*	James River Coal Co.	2,490	35,458
*	Key Energy Group, Inc.	9,900	43,461
	Lufkin Industries, Inc.	1,700	59,330
	Marathon Oil Corp.	79,794	2,369,882
*	Mariner Energy, Inc.	5,136	58,448
#	Massey Energy Co.	4,200	66,822
*	Matrix Service Co.	2,900	27,782
* #	McMoran Exploration Co.	1,231	6,758
*	Mitcham Industries, Inc.	1,600	7,200
	Murphy Oil Corp.	18,824	898,093
* #	Nabors Industries, Ltd.	13,257	201,639
*	NATCO Group, Inc. Class A	2,030	48,842
* #	National-Oilwell, Inc.	40,232	1,218,225
*	Natural Gas Services Group, Inc.	1,600	15,968
*	Newfield Exploration Co.	12,400	386,632

12

*	Newpark Resources, Inc.	9,500	26,600
	Noble Energy, Inc.	18,861	1,070,362
*	Northern Oil & Gas, Inc.	3,400	19,414
	Occidental Petroleum Corp.	89,688	5,048,538
* #	Oceaneering International, Inc.	5,600	255,192
*	Oil States International, Inc.	6,100	115,290
	Overseas Shipholding Group, Inc.	2,700	77,517
	Panhandle Royalty Co.	600	10,290
*	Parker Drilling Co.	12,281	33,896
	Patterson-UTI Energy, Inc.	11,395	144,830
	Peabody Energy Corp.	26,233	692,289
	Penn Virginia Corp.	2,200	30,954
*	Petrohawk Energy Corp.	31,404	741,134
*	Petroleum Development Corp.	800	12,968
*	PHI, Inc. Non-Voting	1,871	21,180
	Pioneer Natural Resources Co.	11,907	275,290
*	Plains Exploration & Production Co.	13,530	255,311
*	Pride International, Inc.	18,886	428,712
* #	Quicksilver Resources, Inc.	7,900	64,227
#	Range Resources Corp.	16,100	643,517
*	Rex Energy Corp.	1,800	6,858
	Rowan Companies, Inc.	5,400	84,294
	RPC, Inc.	9,200	98,440
*	SandRidge Energy, Inc.	10,800	88,128
#	Schlumberger, Ltd.	106,000	5,192,940
*	SEACOR Holdings, Inc.	2,900	190,588
#	Smith International, Inc.	17,581	454,469
*	Southwestern Energy Co.	32,040	1,148,954
	Spectra Energy Corp.	29,432	426,764
	St. Mary Land & Exploration Co.	7,000	125,090
*	Stone Energy Corp.	2,842	12,249
	Sunoco, Inc.	15,490	410,640
*	Superior Energy Services, Inc.	6,600	126,786
*	Superior Well Services, Inc.	1,800	19,260
* #	Swift Energy Corp.	2,030	21,965
*	T-3 Energy Services, Inc.	2,800	37,604
#	Tesoro Petroleum Corp.	16,500	251,625
*	TETRA Technologies, Inc.	3,150	18,018
*	TGC Industries, Inc.	2,467	7,847
#	The Williams Companies, Inc.	40,900	576,690
	Tidewater, Inc.	6,700	289,775
* #	Unit Corp.	3,400	92,786
#	USEC, Inc.	15,800	97,802
*	VAALCO Energy, Inc.	7,100	33,867
	Valero Energy Corp.	57,504	1,140,879
* #	Venoco, Inc.	1,601	6,996
	W&T Offshore, Inc.	4,700	43,616
*	Western Refining, Inc.	9,800	123,382
*	Westmoreland Coal Co.	937	7,964
*	Whiting Petroleum Corp.	4,750	155,610
* #	Willbros Group, Inc.	200	2,292
#	World Fuel Services Corp.	3,475	132,502
	XTO Energy, Inc.	59,373	2,057,868
Total Energy			109,406,086

13

Financials — (8.8%)
	1st Source Corp.	3,790	74,436
	21st Century Holding Co.	400	1,588
	Abington Bancorp, Inc.	3,523	30,967
* #	Affiliated Managers Group, Inc.	2,850	162,022
	Affirmative Insurance Holdings, Inc.	1,600	5,296
	AFLAC, Inc.	25,094	724,966
*	Allegheny Corp.	963	244,275
	Allied World Assurance Co. Holdings, Ltd.	4,800	178,272
	Allstate Corp.	30,267	706,129
*	Alphatec Holdings, Inc.	1,800	3,690
	Amcore Financial, Inc.	1,017	1,495
	American Bancorp of New Jersey, Inc.	2,100	21,168
	American Equity Investment Life Holding Co.	4,190	23,590
#	American Express Co.	29,100	733,902
	American Financial Group, Inc.	14,600	256,668
	American National Insurance Co.	1,277	86,670
	American Physicians Capital, Inc.	900	37,494
	American River Bankshares	882	9,111
*	American Safety Insurance Holdings, Ltd.	800	9,104
* #	AmeriCredit Corp.	14,090	143,295
	Ameriprise Financial, Inc.	24,000	632,400
	Ameris Bancorp	1,900	12,445
*	Amerisafe, Inc.	2,988	45,896
	AmeriServe Financial, Inc.	100	177
	AmTrust Financial Services, Inc.	4,100	37,433
	AON Corp.	29,735	1,254,817
*	Arch Capital Group, Ltd.	6,970	402,727
*	Argo Group International Holdings, Ltd.	4,580	128,194
	Arrow Financial Corp.	1,596	42,262
	Aspen Insurance Holdings, Ltd.	9,590	226,132
	Asset Acceptance Capital Corp.	3,597	29,819
	Associated Banc-Corp.	16,275	251,774
	Assurant, Inc.	10,300	251,732
	Assured Guaranty, Ltd.	9,900	95,634
	Astoria Financial Corp.	7,820	64,593
	Atlantic Coast Federal Corp.	1,599	3,670
	Axis Capital Holdings, Ltd.	16,440	405,082
*	B of I Holding, Inc.	900	5,769
	BancFirst Corp.	1,800	76,860
	BancorpSouth, Inc.	11,103	258,145
	BancTrust Financial Group, Inc.	2,903	19,102
	Bank Mutual Corp.	7,320	75,176
	Bank of America Corp.	362,900	3,240,697
*	Bank of Florida Corp.	1,400	4,480
	Bank of Granite Corp.	1,606	3,373
	Bank of Hawaii Corp.	5,300	186,242
	Bank of New York Mellon Corp.	110,704	2,820,738
	Bank of the Ozarks, Inc.	3,040	75,483
	BankFinancial Corp.	3,130	33,491
#	Banner Corp.	1,200	5,568
#	BB&T Corp.	52,978	1,236,507
*	Beneficial Mutual Bancorp, Inc.	8,400	84,504
#	Berkshire Hills Bancorp, Inc.	2,068	46,654
	BGC Partners, Inc. Class A	300	777

14

#	BlackRock, Inc.	12,610	1,847,617
#	BOK Financial Corp.	7,669	288,815
	Boston Private Financial Holdings, Inc.	7,520	34,667
*	Broadpoint Securities Group, Inc.	10,695	46,095
	Brookline Bancorp, Inc.	8,400	83,328
	Brooklyn Federal Bancorp, Inc.	100	1,242
	Brown & Brown, Inc.	15,800	307,468
	Cadence Financial Corp.	1,700	5,729
	Camden National Corp.	900	26,100
	Capital City Bank Group, Inc.	1,069	16,078
	Capital One Financial Corp.	34,600	579,204
	Capital Southwest Corp.	344	26,749
#	Capitol Bancorp, Ltd.	1,660	6,076
	Capitol Federal Financial	9,689	377,483
	Cardinal Financial Corp.	3,905	30,654
	Cascade Financial Corp.	500	1,625
	Cash America International, Inc.	2,635	58,919
	Cathay General Bancorp	2,550	28,611
* #	CB Richard Ellis Group, Inc.	6,265	46,987
	Center Bancorp, Inc.	1,708	12,468
	Center Financial Corp.	2,200	5,588
	Centerstate Banks of Florida, Inc.	400	4,804
*	Central Jersey Bancorp	1,260	7,547
	Chemical Financial Corp.	3,399	72,569
	Chubb Corp.	43,186	1,682,095
	Cincinnati Financial Corp.	19,567	468,630
	CIT Group, Inc.	20,000	44,400
#	Citigroup, Inc.	157,532	480,473
	Citizens Community Bancorp, Inc.	600	3,600
* #	Citizens, Inc.	6,415	46,252
	City Holding Co.	1,500	44,235
	City National Corp.	3,900	142,740
	Clifton Savings Bancorp, Inc.	4,183	45,929
	CME Group, Inc.	3,700	818,995
	CNA Financial Corp.	21,066	252,160
*	CNA Surety Corp.	7,600	146,300
	CoBiz Financial, Inc.	3,100	18,197
#	Cohen & Steers, Inc.	3,000	44,160
	Columbia Banking System, Inc.	2,213	21,909
	Comerica, Inc.	14,400	302,112
*	Command Security Corp.	1,831	5,823
#	Commerce Bancshares, Inc.	9,293	307,598
	Community Bank System, Inc.	3,381	55,617
	Community Trust Bancorp, Inc.	1,590	48,113
	Compass Diversified Holdings	4,512	40,337
* #	CompuCredit Corp.	5,700	18,240
	Consolidated-Tokoma Land Co.	681	23,692
*	Core-Mark Holding Co., Inc.	2,400	46,008
*	Cowen Group, Inc.	600	3,462
*	Crescent Financial Corp.	1,840	7,250
#	Cullen Frost Bankers, Inc.	7,020	330,572
#	CVB Financial Corp.	8,013	48,158
	Danvers Bancorp, Inc.	3,200	46,432
	Delphi Financial Group, Inc. Class A	3,100	53,537
*	Diamond Hill Investment Group, Inc.	293	11,738

15

	Dime Community Bancshares	5,120	42,701
	Discover Financial Services	51,300	417,069
* #	Dollar Financial Corp.	1,400	14,140
	Donegal Group, Inc. Class A	3,297	48,268
*	Doral Financial Corp.	3,300	15,675
	East West Bancorp, Inc.	7,220	49,313
	Eastern Insurance Holdings, Inc.	1,500	12,105
	Eaton Vance Corp.	11,370	311,197
* #	eHealth, Inc.	2,800	53,732
	EMC Insurance Group, Inc.	1,000	22,660
	Employers Holdings, Inc.	5,550	46,287
*	Encore Bancshares, Inc.	300	2,742
*	Encore Capital Group, Inc.	2,822	24,664
	Endurance Specialty Holdings, Ltd.	7,292	190,759
	Enterprise Financial Services Corp.	1,766	17,395
	Erie Indemnity Co.	4,600	162,472
	ESSA Bancorp, Inc.	2,588	35,300
	Evercore Partners, Inc. Class A	700	13,216
	Everest Re Group, Ltd.	7,400	552,336
* #	ExlService Holdings, Inc.	3,610	33,609
#	F.N.B. Corp.	7,209	54,212
	FBL Financial Group, Inc. Class A	129	742
	Federated Investors, Inc.	8,662	198,187
	Fidelity National Financial, Inc.	22,899	415,159
	Fidelity Southern Corp.	1,015	2,426
	Fifth Third Bancorp	17,400	71,340
#	Financial Federal Corp.	2,800	68,908
*	First Acceptance Corp.	6,550	16,703
	First American Corp.	11,800	331,344
	First Bancorp (318672102)	11,000	60,610
	First Bancorp (318910106)	2,300	27,991
#	First Busey Corp.	2,279	17,845
* #	First Cash Financial Services, Inc.	4,200	69,048
	First Citizens BancShares, Inc.	100	11,967
	First Commonwealth Financial Corp.	9,690	84,012
	First Community Bancshares, Inc.	1,100	15,895
	First Defiance Financial Corp.	2,282	23,505
	First Financial Bancorp	5,392	58,180
	First Financial Bankshares, Inc.	2,990	147,347
	First Financial Corp.	1,700	63,070
	First Financial Holdings, Inc.	1,825	16,425
	First Financial Northwest, Inc.	3,660	29,536
#	First Horizon National Corp.	18,687	215,098
*	First Marblehead Corp.	700	1,344
	First Merchants Corp.	1,745	21,219
*	First Mercury Financial Corp.	2,596	34,319
	First Midwest Bancorp, Inc.	1,400	12,404
	First Niagara Financial Group, Inc.	16,396	222,002
	First Security Group, Inc.	1,628	6,284
	First South Bancorp, Inc.	1,785	20,635
	FirstMerit Corp.	11,240	218,168
	Flagstone Reinsurance Holdings, Ltd.	6,600	61,116
	Flushing Financial Corp.	1,928	17,757
	FNB United Corp.	637	2,032
	Forest City Enterprises, Inc. Class A	3,204	27,010

16

	Forest City Enterprises, Inc. Class B	3,286	27,307
*	FPIC Insurance Group, Inc.	1,000	30,540
#	Franklin Resources, Inc.	27,480	1,661,990
#	Frontier Financial Corp.	1,562	2,218
	Fulton Financial Corp.	17,459	115,404
*	GAINSCO, INC.	460	1,311
#	Gallagher (Arthur J.) & Co.	12,439	279,629
#	GAMCO Investors, Inc.	367	18,405
	Genworth Financial, Inc.	6,600	15,576
	German American Bancorp, Inc.	1,900	22,610
#	Glacier Bancorp, Inc.	7,034	107,761
	Goldman Sachs Group, Inc.	47,700	6,129,450
	Great Southern Bancorp, Inc.	1,583	26,104
#	Greene Bancshares, Inc.	700	5,950
	Greenhill & Co., Inc.	3,700	286,861
*	Greenlight Capital Re, Ltd. Class A	700	10,836
*	Guaranty Bancorp	507	1,126
*	Hallmark Financial Services, Inc.	2,134	14,340
	Hampden Bancorp, Inc.	504	4,889
#	Hampton Roads Bankshares, Inc.	1,700	12,665
#	Hancock Holding Co.	3,900	147,693
	Hanover Insurance Group, Inc.	5,130	153,797
	Harleysville Group, Inc.	4,195	121,319
	Harleysville National Corp.	6,323	55,453
*	Harris & Harris Group, Inc.	3,600	17,424
	Hartford Financial Services Group, Inc.	22,200	254,634
	HCC Insurance Holdings, Inc.	15,625	373,750
	Heartland Financial USA, Inc.	2,989	44,177
	Heritage Commerce Corp.	1,165	9,413
	Heritage Financial Corp.	905	10,199
	Heritage Financial Group	1,785	14,441
*	HFF, Inc.	400	1,080
*	Hilltop Holdings, Inc.	8,100	91,773
	Home Bancshares, Inc.	2,684	59,182
	Home Federal Bancorp, Inc.	2,521	25,437
	HopFed Bancorp, Inc.	200	1,900
	Horace Mann Educators Corp.	2,800	24,584
	Hudson City Bancorp, Inc.	59,632	748,978
	Huntington Bancshares, Inc.	6,600	18,414
	IBERIABANK Corp.	1,925	87,934
	Independence Holding Co.	2,500	12,925
	Independent Bank Corp. (453836108)	1,972	39,361
#	Independent Bank Corp. (453838104)	674	1,213
	Infinity Property & Casualty Corp.	800	28,192
* #	Interactive Brokers Group, Inc.	4,380	64,605
* #	IntercontinentalExchange, Inc.	6,763	592,439
*	International Assets Holding Corp.	514	6,209
	International Bancshares Corp.	9,940	134,289
	Intervest Bancshares Corp.	354	1,391
	Invesco, Ltd.	32,648	480,579
*	Investment Technology Group, Inc.	4,654	106,018
*	Investors Bancorp, Inc.	9,965	91,279
	IPC Holdings, Ltd.	6,400	166,656
#	Janus Capital Group, Inc.	11,100	111,333
#	Jefferies Group, Inc.	15,553	304,372

17

	JMP Group, Inc.	700	3,773
	Jones Lang LaSalle, Inc.	4,100	132,307
	JPMorgan Chase & Co.	411,332	13,573,956
* #	KBW, Inc.	3,185	77,045
	Kearny Financial Corp.	12,000	133,800
#	KeyCorp	52,200	321,030
	K-Fed Bancorp	1,291	10,005
*	Knight Capital Group, Inc.	13,657	211,547
	Lakeland Bancorp, Inc.	2,835	24,126
	Lakeland Financial Corp.	2,100	39,417
	Legacy Bancorp, Inc.	1,200	12,708
	Legg Mason, Inc.	9,250	185,648
*	Leucadia National Corp.	18,100	384,263
#	Life Partners Holdings, Inc.	1,625	30,420
	Lincoln National Corp.	12,742	143,220
*	Liquidity Services, Inc.	2,738	20,617
	LNB Bancorp, Inc.	300	1,721
	Loews Corp.	53,656	1,335,498
*	LoopNet, Inc.	3,256	27,969
*	Louisiana Bancorp, Inc.	200	2,760
#	M&T Bank Corp.	8,500	445,825
#	Macatawa Bank Corp.	4,110	13,029
	MainSource Financial Group, Inc.	1,600	13,856
* #	Markel Corp.	1,093	313,691
*	Market Leader, Inc.	900	1,737
*	MarketAxess Holdings, Inc.	2,816	27,005
*	Marlin Business Services, Inc.	2,700	8,613
	Marsh & McLennan Cos., Inc.	52,987	1,117,496
	Marshall & Ilsley Corp.	14,460	83,579
#	MasterCard, Inc. Class A	11,440	2,098,668
	Max Capital Group, Ltd.	2,600	43,030
	MB Financial, Inc.	3,960	53,975
* #	MBIA, Inc.	25,900	122,507
	MBT Financial Corp.	1,485	3,742
	Meadowbrook Insurance Group, Inc.	7,113	42,322
	Medallion Financial Corp.	3,200	23,584
	Mercer Insurance Group, Inc.	1,116	16,316
	Merchants Bancshares, Inc.	894	16,941
	Mercury General Corp.	6,346	214,368
*	Meridian Interstate Bancorp, Inc.	2,501	19,958
	MetLife, Inc.	55,944	1,664,334
* #	MF Global, Ltd.	4,400	26,840
	MGIC Investment Corp.	10,000	25,600
	MidSouth Bancorp, Inc.	900	9,657
	Montpelier Re Holdings, Ltd.	9,900	123,354
	Moody’s Corp.	16,870	498,002
	Morgan Stanley	85,563	2,022,709
* #	MSCI, Inc.	8,277	173,734
#	Nara Bancorp, Inc.	506	1,877
	National Financial Partners Corp.	2,700	19,062
	National Interstate Corp.	1,900	30,685
	National Penn Bancshares, Inc.	5,344	43,233
*	Navigators Group, Inc.	2,300	104,374
#	NBT Bancorp, Inc.	4,884	115,653
	Nelnet, Inc. Class A	4,393	26,490

18

	New England Bancshares, Inc.	1,000	6,110
	New Westfield Financial, Inc.	5,500	51,370
#	New York Community Bancorp, Inc.	38,505	435,492
	NewAlliance Bancshares, Inc.	15,400	198,814
	NewBridge Bancorp	1,000	2,130
* #	NewStar Financial, Inc.	3,503	7,952
	Northeast Community Bancorp, Inc.	1,876	14,079
	Northern Trust Corp.	23,200	1,261,152
	Northfield Bancorp, Inc.	5,398	60,997
	Northrim Bancorp, Inc.	600	6,870
	Northwest Bancorp, Inc.	4,671	82,116
	NYMAGIC, Inc.	300	3,537
	NYSE Euronext, Inc.	18,893	437,751
	OceanFirst Financial Corp.	300	3,645
* #	Ocwen Financial Corp.	8,900	98,968
	Odyssey Re Holdings Corp.	9,000	344,610
	Old National Bancorp	9,375	127,781
	Old Republic International Corp.	28,287	265,049
#	Old Second Bancorp, Inc.	700	3,780
	OneBeacon Insurance Group, Ltd.	2,900	33,698
	optionsXpress Holding, Inc.	5,634	92,736
* #	Oritani Financial Corp.	6,047	85,807
	Pacific Capital Bancorp	2,779	19,286
*	Pacific Mercantile Bancorp	1,525	5,155
	PacWest Bancorp	2,800	40,796
#	Park National Corp.	1,600	107,120
	PartnerRe, Ltd.	7,000	477,330
	Patriot National Bancorp	200	788
	Peapack-Gladstone Financial Corp.	1,170	22,183
*	Pennsylvania Commerce Bancorp, Inc.	200	4,420
*	Penson Worldwide, Inc.	1,600	16,224
	Peoples Bancorp, Inc.	1,397	23,148
	People’s United Financial, Inc.	47,783	746,370
* #	PHH Corp.	8,304	139,341
*	PICO Holdings, Inc.	2,200	66,000
* #	Pinnacle Financial Partners, Inc.	3,000	53,520
*	Piper Jaffray Companies, Inc.	1,004	34,809
	Platinum Underwriters Holdings, Ltd.	4,987	143,476
*	PMA Capital Corp. Class A	1,000	3,750
#	PNC Financial Services Group, Inc.	33,318	1,322,725
	Popular, Inc.	3,400	9,724
* #	Portfolio Recovery Associates, Inc.	2,000	69,940
	Preferred Bank	940	4,061
	Presidential Life Corp.	1,100	11,759
#	Principal Financial Group, Inc.	10,700	174,838
#	PrivateBancorp, Inc.	2,300	46,575
*	ProAssurance Corp.	4,600	202,124
* #	Progressive Corp.	69,836	1,067,094
#	Prosperity Bancshares, Inc.	5,700	158,289
	Protective Life Corp.	2,400	20,568
#	Provident Bankshares Corp.	4,000	35,160
	Provident Financial Holdings, Inc.	100	661
	Provident Financial Services, Inc.	8,466	90,332
	Provident New York Bancorp	6,130	51,921
	Prudential Financial, Inc.	35,400	1,022,352

19

	QC Holdings, Inc.	2,796	17,922
	Radian Group, Inc.	8,700	15,051
#	Raymond James Financial, Inc.	11,822	185,487
#	Regions Financial Corp.	55,431	248,885
	Reinsurance Group of America, Inc.	9,137	290,465
	RenaissanceRe Holdings, Ltd.	6,600	321,156
#	Renasant Corp.	2,422	34,150
	Republic Bancorp, Inc. Class A	105	2,335
*	Republic First Bancorp, Inc.	1,100	9,053
	Resource America, Inc.	2,228	11,051
*	Riskmetrics Group, Inc.	2,100	36,519
	Riverview Bancorp, Inc.	1,705	5,985
	RLI Corp.	3,330	159,940
	Rockville Financial, Inc.	2,463	23,177
	Roma Financial Corp.	4,086	53,159
	Rome Bancorp, Inc.	497	4,473
#	S&T Bancorp, Inc.	4,051	72,391
	S.Y. Bancorp, Inc.	2,030	51,197
	Safety Insurance Group, Inc.	2,500	82,625
	Sanders Morris Harris Group, Inc.	1,200	5,424
	Sandy Spring Bancorp, Inc.	1,969	31,996
	SCBT Financial Corp.	933	21,524
*	Seabright Insurance Holdings	2,360	21,901
#	Seacoast Banking Corp. of Florida	2,800	11,816
	SEI Investments Co.	15,648	219,541
	Selective Insurance Group, Inc.	5,900	87,084
	SI Financial Group, Inc.	1,500	6,000
*	Signature Bank	3,760	102,234
	Simmons First National Corp. Class A	1,872	48,541
* #	SLM Corp.	32,400	156,492
	Smithtown Bancorp, Inc.	1,563	20,944
	Somerset Hills Bancorp	945	6,851
	Southern Community Financial Corp.	900	3,249
	Southside Bancshares, Inc.	1,792	38,177
	Southwest Bancorp, Inc.	1,600	10,960
*	Specialty Underwriters’ Alliance, Inc.	792	2,843
#	StanCorp Financial Group, Inc.	4,400	120,692
	State Auto Financial Corp.	5,840	94,783
	State Bancorp, Inc.	2,047	16,867
#	State Street Corp.	33,108	1,129,976
	StellarOne Corp.	2,851	36,692
	Sterling Bancorp	1,499	17,149
	Sterling Bancshares, Inc.	8,000	53,200
#	Sterling Financial Corp.	6,517	20,789
	Stewart Information Services Corp.	2,175	49,177
*	Stifel Financial Corp.	3,747	184,465
	Student Loan Corp.	1,500	72,240
#	Suffolk Bancorp	900	23,040
*	Sun Bancorp, Inc.	2,137	14,067
#	SunTrust Banks, Inc.	23,201	335,022
	Susquehanna Bancshares, Inc.	6,230	50,214
*	Susser Holdings Corp.	2,446	35,345
* #	SVB Financial Group	3,491	72,473
	SWS Group, Inc.	3,900	49,881
#	Synovus Financial Corp.	15,100	48,773

20

	T. Rowe Price Group, Inc.	27,425	1,056,411
	Taylor Capital Group, Inc.	730	3,103
	TCF Financial Corp.	13,096	182,165
* #	TD Ameritrade Holding Corp.	53,206	846,507
*	Tejon Ranch Co.	900	20,880
*	Tennessee Commerce Bancorp, Inc.	700	5,793
# ●	Teton Advisors, Inc.	5	—
*	Texas Capital Bancshares, Inc.	4,203	58,842
	TFS Financial Corp.	44,240	518,935
*	The Bancorp, Inc.	1,400	7,574
#	The Charles Schwab Corp.	115,800	2,139,984
* #	The NASDAQ OMX Group, Inc.	16,930	325,564
* #	The St. Joe Co.	8,981	223,447
	The Travelers Companies, Inc.	67,540	2,778,596
*	thinkorswim Group, Inc.	3,400	32,300
*	Thomas Weisel Partners Group, Inc.	3,004	13,578
#	TIB Financial Corp.	936	2,920
	TierOne Corp.	400	848
	Tompkins Financial Corp.	1,449	61,075
#	Torchmark Corp.	6,600	193,578
	Tower Group, Inc.	3,900	106,041
	TowneBank	1,400	24,122
*	Tradestation Group, Inc.	5,240	42,496
	Transatlantic Holdings, Inc.	8,280	314,060
*	Tree.com, Inc.	421	2,703
#	TriCo Bancshares	1,628	26,048
	TrustCo Bank Corp.	9,800	58,800
#	Trustmark Corp.	8,049	174,985
	U.S. Bancorp	113,090	2,060,500
#	UMB Financial Corp.	5,418	247,982
	Umpqua Holdings Corp.	7,973	76,461
	Union Bankshares Corp.	2,400	41,016
*	United America Indemnity, Ltd.	1,553	7,874
#	United Bankshares, Inc.	4,900	127,106
#	United Community Banks, Inc.	4,172	26,909
	United Community Financial Corp.	3,063	6,340
	United Financial Bancorp, Inc.	2,642	35,059
	United Fire & Casualty Co.	3,165	59,091
*	United PanAm Financial Corp.	473	866
#	United Security Bancshares	1,860	13,466
	United Western Bancorp, Inc.	800	7,400
	Unitrin, Inc.	4,095	69,615
*	Universal American Corp.	8,200	84,706
	Universal Insurance Holdings, Inc.	1,586	6,471
	Univest Corp. of Pennsylvania	1,893	39,507
	Unum Group	32,300	527,782
#	Validus Holdings, Ltd.	5,830	130,592
	Valley National Bancorp	14,681	212,434
	ViewPoint Financial Group	2,523	39,258
* #	Virginia Commerce Bancorp, Inc.	2,610	8,352
*	Virtus Investment Partners, Inc.	205	2,327
	W. R. Berkley Corp.	21,230	507,609
#	Waddell & Reed Financial, Inc.	9,300	208,413
*	Walter Investment Management Corp.	2,110	16,880
	Washington Banking Co.	959	7,528

21

	Washington Federal, Inc.	10,382	134,758
	Washington Trust Bancorp, Inc.	1,700	31,025
*	Waterstone Financial, Inc.	3,261	9,294
	Webster Financial Corp.	3,300	17,259
#	Wells Fargo & Co.	342,268	6,848,783
	Wesbanco, Inc.	3,764	74,866
	Wesco Financial Corp.	837	250,179
	West Bancorporation	2,033	17,890
	Westamerica Bancorporation	3,200	171,616
*	Western Alliance Bancorp	4,026	26,209
#	Westwood Holdings Group, Inc.	1,000	39,470
	White Mountains Insurance Group, Ltd.	200	38,264
#	Whitney Holding Corp.	4,100	49,036
	Wilmington Trust Corp.	4,993	72,448
	Wilshire Bancorp, Inc.	4,528	18,293
#	Wintrust Financial Corp.	1,150	19,550
* #	World Acceptance Corp.	2,400	71,232
	Yadkin Valley Financial Corp.	671	5,502
	Zenith National Insurance Corp.	3,400	77,486
	Zions Bancorporation	6,200	67,766
*	ZipRealty, Inc.	3,331	9,360
Total Financials			105,667,160

Health Care — (11.6%)
*	A.D.A.M., Inc.	1,300	4,225
* #	Abaxis, Inc.	2,563	38,753
	Abbott Laboratories	214,935	8,995,030
*	ABIOMED, Inc.	2,981	19,883
*	Abraxis Bioscience, Inc.	100	4,850
*	Accelrys, Inc.	3,112	14,004
* #	Accuray, Inc.	5,600	33,880
*	Achillion Pharmaceuticals, Inc.	166	282
* #	Acorda Therapeutics, Inc.	3,200	63,456
*	Adolor Corp.	9,976	22,446
	Aetna, Inc.	47,500	1,045,475
*	Affymax, Inc.	2,211	39,223
*	Affymetrix, Inc.	6,629	31,090
*	Air Methods Corp.	1,457	38,683
*	Albany Molecular Research, Inc.	4,200	40,992
*	Alexion Pharmaceuticals, Inc.	11,100	370,962
* #	Align Technology, Inc.	8,300	103,003
* #	Alkermes, Inc.	12,770	97,691
#	Allergan, Inc.	25,670	1,197,762
*	Alliance HealthCare Services, Inc.	7,800	61,386
*	Allion Healthcare, Inc.	3,300	18,381
* #	Allos Therapeutics, Inc.	10,300	63,139
#	Allscripts-Misys Healthcare Solutions, Inc.	16,100	199,962
* #	Almost Family, Inc.	1,200	29,640
*	Alnylam Pharmaceuticals, Inc.	3,400	62,458
* #	AMAG Pharmaceuticals, Inc.	2,000	89,700
* #	Amedisys, Inc.	3,234	108,468
*	America Services Group, Inc.	1,200	17,076
*	American Caresource Holding, Inc.	400	3,452
*	American Dental Partners, Inc.	1,985	13,786
*	American Medical Systems Holdings, Inc.	9,000	111,330

22

*	AMERIGROUP Corp.	7,500	224,025
	AmerisourceBergen Corp.	20,140	677,510
* #	Amgen, Inc.	118,471	5,742,289
*	AMICAS, Inc.	4,500	9,720
*	Amicus Therapeutics, Inc.	999	8,941
*	AMN Healthcare Services, Inc.	6,328	43,600
* #	Amsurg Corp.	3,550	72,917
*	Amylin Pharmaceuticals, Inc.	2,300	25,162
*	Anadys Pharmaceuticals, Inc.	5,600	13,944
	Analogic Corp.	1,941	70,652
*	AngioDynamics, Inc.	4,050	51,314
*	Anika Therapeutics, Inc.	1,888	10,611
* #	Ardea Biosciences, Inc.	1,242	15,326
* #	Arena Pharmaceuticals, Inc.	7,261	20,403
*	Arqule, Inc.	6,233	27,737
* #	Array BioPharma, Inc.	3,100	9,083
*	Aspect Medical Systems, Inc.	1,900	9,614
*	Assisted Living Concepts, Inc.	915	18,144
*	Athenahealth, Inc.	2,400	76,320
*	AtriCure, Inc.	1,583	1,963
* #	ATS Medical, Inc.	9,006	24,046
*	Auxilium Pharmaceuticals, Inc.	3,800	87,020
#	Bard (C.R.), Inc.	13,630	976,317
	Baxter International, Inc.	67,165	3,257,503
	Beckman Coulter, Inc.	5,700	299,592
#	Becton Dickinson & Co.	23,500	1,421,280
*	Biodel, Inc.	900	4,320
* #	Biogen Idec, Inc.	31,775	1,536,004
*	Bio-Imaging Technologies, Inc.	2,162	8,648
*	BioMarin Pharmaceutical, Inc.	8,900	114,454
*	BioMimetic Therapeutics, Inc.	2,646	22,782
*	Bio-Rad Laboratories, Inc. Class A	2,213	154,224
* #	Bio-Reference Laboratories, Inc.	1,800	46,206
*	BioSante Pharmaceuticals, Inc.	300	618
*	BioScrip, Inc.	2,900	9,222
*	BioSphere Medical, Inc.	2,293	4,357
* #	BMP Sunstone Corp.	3,063	11,946
*	Boston Scientific Corp.	132,191	1,111,726
*	Bovie Medical Corp.	2,540	17,145
	Bristol-Myers Squibb Co.	276,740	5,313,408
	Brookdale Senior Living, Inc.	5,400	55,674
*	Bruker BioSciences Corp.	12,300	80,934
* #	BSD Medical Corp.	2,800	6,748
*	Cadence Pharmaceuticals, Inc.	4,900	49,588
	Cambrex Corp.	3,427	7,985
* #	Cantel Medical Corp.	2,444	34,534
*	Capital Senior Living Corp.	3,849	15,204
*	Caraco Pharmaceutical Laboratories, Ltd.	3,597	16,115
*	Cardiac Science Corp.	3,085	9,101
*	Cardica, Inc.	785	2,080
	Cardinal Health, Inc.	36,434	1,231,105
*	Cardiovascular Systems, Inc.	200	1,308
*	CAS Medical Systems, Inc.	1,900	3,762
*	Catalyst Health Solutions, Inc.	3,800	85,690
*	Celera Corp.	11,458	92,695

23

* #	Celgene Corp.	44,882	1,917,359
*	Celldex Therapeutics, Inc.	2,100	18,186
*	Centene Corp.	6,100	112,057
* #	Cephalon, Inc.	9,395	616,406
* #	Cepheid, Inc.	4,900	47,530
* #	Cerner Corp.	8,500	457,300
* #	Charles River Laboratories International, Inc.	6,000	165,900
	Chemed Corp.	2,600	110,058
	Cigna Corp.	27,500	542,025
* #	Cleveland Biolabs, Inc.	1,300	4,498
*	Clinical Data, Inc.	2,347	30,065
* #	CombiMatrix Corp.	1,107	8,070
*	Community Health Systems, Inc.	5,900	134,756
	Computer Programs & Systems, Inc.	1,753	61,337
* #	Conceptus, Inc.	3,600	48,744
*	CONMED Corp.	2,235	29,770
*	Continucare Corp.	6,300	12,474
#	Cooper Companies, Inc.	4,265	122,619
*	Corvel Corp.	900	20,250
*	Cougar Biotechnology, Inc.	100	3,492
* #	Covance, Inc.	6,900	271,032
*	Coventry Health Care, Inc.	8,463	134,646
	Covidien, Ltd.	18,860	622,003
*	Cross Country Healthcare, Inc.	3,000	26,430
*	CryoLife, Inc.	3,061	16,621
* #	Cubist Pharmaceuticals, Inc.	7,973	132,352
*	Cutera, Inc.	1,850	11,618
* #	Cyberonics, Inc.	2,300	30,452
*	Cynosure, Inc. Class A	1,600	9,792
*	Cypress Bioscience, Inc.	3,390	24,408
*	Cytokinetics, Inc.	964	1,793
* #	DaVita, Inc.	13,170	610,693
* #	Dendreon Corp.	10,451	221,561
#	DENTSPLY International, Inc.	14,300	409,266
*	DepoMed, Inc.	3,900	8,112
*	Dexcom, Inc.	4,400	19,712
*	Dialysis Corp. of America	2,100	11,025
*	Dionex Corp.	2,150	135,450
*	Durect Corp.	7,649	18,664
*	DUSA Pharmaceuticals, Inc.	1,900	2,508
*	Dyax Corp.	9,809	19,226
*	Dynacq Healthcare, Inc.	300	1,050
* #	Eclipsys Corp.	4,600	60,720
*	Edwards Lifesciences Corp.	9,300	589,434
	Eli Lilly & Co.	102,975	3,389,937
*	Emergency Medical Services Corp. Class A	1,900	66,196
*	Emergent Biosolutions, Inc.	4,079	43,686
* #	Emeritus Corp.	3,047	27,545
*	Endo Pharmaceuticals Holdings, Inc.	13,681	226,284
* ●	Endo Pharmaceuticals Solutions	8,600	8,514
*	Endologix, Inc.	4,500	10,620
	Ensign Group, Inc.	3,000	46,500
* #	Enzon Pharmaceuticals, Inc.	2,817	16,198
*	eResearch Technology, Inc.	4,700	23,829
* #	ev3, Inc.	5,859	48,981

24

* #	Exactech, Inc.	1,400	18,550
* #	Exelixis, Inc.	12,300	60,639
* #	Express Scripts, Inc.	26,754	1,711,453
*	Facet Biotech Corp.	3,443	32,192
*	Forest Laboratories, Inc.	34,298	743,924
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	17,749	6,212
*	Genomic Health, Inc.	2,998	67,455
*	Genoptix, Inc.	1,900	55,252
*	Gen-Probe, Inc.	6,200	298,592
*	Gentiva Health Services, Inc.	3,177	50,610
*	Genzyme Corp.	29,368	1,566,195
* #	Geron Corp.	9,900	50,886
* #	Gilead Sciences, Inc.	127,568	5,842,614
* #	Greatbatch, Inc.	4,110	86,474
* #	GTx, Inc.	2,703	26,570
*	Haemonetics Corp.	3,700	191,031
* #	Halozyme Therapeutics, Inc.	7,600	48,032
*	Hanger Orthopedic Group, Inc.	1,000	13,910
*	Hansen Medical, Inc.	1,400	7,518
*	Harvard Bioscience, Inc.	1,039	3,013
*	Health Grades, Inc.	192	614
*	Health Management Associates, Inc.	9,124	42,609
*	Health Net, Inc.	11,500	166,060
*	HEALTHSOUTH Corp.	7,722	72,355
*	HealthSpring, Inc.	4,800	44,304
*	HealthStream, Inc.	2,809	6,910
*	Healthways, Inc.	4,700	49,021
* #	Henry Schein, Inc.	12,020	493,301
	Hill-Rom Holdings, Inc.	7,105	92,223
*	Hi-Tech Pharmacal Co., Inc.	353	2,665
*	HLTH Corp.	9,361	102,971
*	HMS Holdings Corp.	3,300	98,934
*	Hologic, Inc.	32,478	482,623
*	Home Diagnostics, Inc.	3,161	18,776
*	Hospira, Inc.	15,214	500,084
* #	Humana, Inc.	19,600	564,088
*	ICU Medical, Inc.	2,150	80,840
* #	Idenix Pharmaceuticals, Inc.	6,900	25,530
*	Idera Pharmaceuticals, Inc.	3,193	19,190
* #	IDEXX Laboratories, Inc.	5,800	227,940
*	IDM Pharma, Inc.	4,306	7,191
*	Illumina, Inc.	11,746	438,713
*	Immucor, Inc.	9,825	160,049
*	ImmunoGen, Inc.	6,184	42,979
	IMS Health, Inc.	18,890	237,258
* #	Incyte Corp.	7,564	17,851
*	Infinity Pharmaceuticals, Inc.	3,056	18,917
*	Inspire Pharmaceuticals, Inc.	8,100	36,369
*	Integra LifeSciences Holdings Corp.	2,600	67,132
*	IntegraMed America, Inc.	1,494	10,353
* #	InterMune, Inc.	5,062	68,539
* #	Intuitive Surgical, Inc.	3,652	524,902
#	Invacare Corp.	4,100	63,099
*	InVentiv Health, Inc.	2,663	29,533
* #	Inverness Medical Innovations, Inc.	10,757	347,344

25

*	IPC The Hospitalist Co.	2,600	47,658
*	IRIS International, Inc.	2,045	22,843
* #	Isis Pharmaceuticals, Inc.	10,843	170,018
	Johnson & Johnson	322,193	16,870,025
* #	Kendle International, Inc.	1,300	11,570
*	Kensey Nash Corp.	1,443	30,216
*	Kindred Healthcare, Inc.	4,025	52,406
* #	Kinetic Concepts, Inc.	3,500	86,660
*	King Pharmaceuticals, Inc.	35,640	280,843
* #	Laboratory Corp. of America Holdings	11,800	756,970
#	Landauer, Inc.	1,220	64,636
*	Lannet Co., Inc.	3,087	16,901
	LCA-Vision, Inc.	2,150	12,363
* #	LHC Group, Inc.	2,663	60,770
*	Life Technologies Corp.	20,841	777,369
* #	LifePoint Hospitals, Inc.	6,919	178,856
*	Ligand Pharmaceuticals, Inc. Class B	11,936	35,689
* #	Lincare Holdings, Inc.	8,072	194,777
*	Luminex Corp.	4,924	80,803
*	Magellan Health Services, Inc.	5,965	176,325
* #	MAKO Surgical Corp.	500	3,350
* #	Mannkind Corp.	2,973	12,160
#	Martek Biosciences Corp.	3,948	71,933
* #	Masimo Corp.	3,490	100,861
*	Matrixx Initiatives, Inc.	1,300	22,256
* #	Maxygen, Inc.	3,953	23,125
#	McKesson Corp.	31,010	1,147,370
* #	Medarex, Inc.	13,768	81,507
*	MedAssets, Inc.	6,600	113,784
*	MedCath Corp.	1,848	18,702
*	Medco Health Solutions, Inc.	67,500	2,939,625
*	Medical Action Industries, Inc.	2,696	26,151
*	MediciNova, Inc.	740	1,865
	Medicis Pharmaceutical Corp. Class A	5,226	83,982
*	Medivation, Inc.	3,240	62,629
*	Mednax, Inc.	4,400	157,960
*	MEDTOX Scientific, Inc.	377	3,057
	Medtronic, Inc.	102,004	3,264,128
#	Merck & Co., Inc.	224,214	5,434,947
	Meridian Bioscience, Inc.	4,275	74,300
*	Merit Medical Systems, Inc.	3,211	49,803
*	Metabolix, Inc.	1,609	12,711
*	Metropolitan Health Networks, Inc.	1,125	1,901
* #	Micromet, Inc.	6,715	22,965
* #	MiddleBrook Pharmaceuticals, Inc.	5,451	7,686
* #	Millipore Corp.	7,217	426,525
* #	Molecular Insight Pharmaceuticals, Inc.	850	3,162
* #	Molina Healthcare, Inc.	3,884	84,089
*	Momenta Pharmaceuticals, Inc.	2,001	22,411
*	Monogram Biosciences, Inc.	1,500	4,005
*	MTS Medication Technologies, Inc.	420	1,651
*	MWI Veterinary Supply, Inc.	1,200	37,296
*	Mylan, Inc.	32,725	433,606
*	Myriad Genetics, Inc.	12,990	503,882
*	Nabi Biopharmaceuticals	6,490	22,326

26

*	Nanosphere, Inc.	300	1,050
	National Healthcare Corp.	1,784	70,825
	National Research Corp.	200	5,042
*	Natus Medical, Inc.	1,980	17,384
*	Nektar Therapeutics	8,118	45,461
* #	Neogen Corp.	1,950	44,207
*	Neurocrine Biosciences, Inc.	2,000	6,600
*	Neurometric, Inc.	197	321
*	Nighthawk Radiology Holdings, Inc.	514	1,835
*	NovaMed, Inc.	3,861	12,162
*	Noven Pharmaceuticals, Inc.	2,900	29,928
*	NPS Pharmaceuticals, Inc.	5,995	20,743
*	Nutraceutical International Corp.	1,559	12,815
* #	NuVasive, Inc.	4,230	160,317
*	NxStage Medical, Inc.	5,192	11,630
*	Obagi Medical Products, Inc.	1,055	6,341
*	Odyssey Healthcare, Inc.	4,400	45,584
	Omnicare, Inc.	14,040	360,968
*	Omnicell, Inc.	2,600	22,880
* #	Onyx Pharmaceuticals, Inc.	7,300	189,070
*	Optimer Pharmaceuticals, Inc.	3,500	48,895
*	OraSure Technologies, Inc.	6,438	23,306
*	Orexigen Therapeutics, Inc.	2,200	6,248
* #	OSI Pharmaceuticals, Inc.	7,100	238,347
* #	Osiris Therapeutics, Inc.	3,300	41,811
*	Osteotech, Inc.	1,415	5,405
#	Owens & Minor, Inc.	5,000	173,400
*	Pain Therapeutics, Inc.	5,300	25,122
*	Palomar Medical Technologies, Inc.	1,396	12,020
*	Par Pharmaceutical Cos., Inc.	4,600	49,358
*	Parexel International Corp.	5,425	53,762
* #	Patterson Companies, Inc.	9,276	189,787
*	PDI, Inc.	1,874	6,016
#	PDL BioPharma, Inc.	9,116	65,179
	PerkinElmer, Inc.	14,400	209,808
#	Perrigo Co.	11,567	299,817
	Pfizer, Inc.	559,690	7,477,458
	Pharmaceutical Products Development Service, Inc.	10,000	196,100
*	Pharmasset, Inc.	3,200	28,800
* #	PharMerica Corp.	2,600	47,450
*	Phase Forward, Inc.	3,793	54,088
*	Poniard Pharmaceuticals, Inc.	1,309	4,176
* #	Pozen, Inc.	2,100	16,086
*	Progenics Pharmaceuticals, Inc.	2,600	14,248
*	Prospect Medical Holdings, Inc.	1,583	2,707
*	Providence Service Corp.	100	982
*	ProxyMed, Inc.	300	2
*	PSS World Medical, Inc.	6,816	98,968
*	Psychiatric Solutions, Inc.	5,300	102,767
*	QuadraMed Corp.	680	4,672
	Quest Diagnostics, Inc.	25,920	1,330,474
* #	Quidel Corp.	3,900	45,396
*	Quigley Corp.	1,100	7,178
*	Regeneration Technologies, Inc.	4,298	15,215
* #	Regeneron Pharmaceuticals, Inc.	6,300	83,538

27

*	RehabCare Group, Inc.	2,800	46,760
*	Repligen Corp.	3,600	15,300
*	Repros Therapeutics, Inc.	2,053	14,145
*	Res-Care, Inc.	4,900	78,498
* #	ResMed, Inc.	8,500	326,825
*	Rigel Pharmaceuticals, Inc.	3,200	21,248
*	Rochester Medical Corp.	1,592	16,812
* #	Rockwell Medical Technologies, Inc.	1,400	6,958
*	Salix Pharmaceuticals, Ltd.	8,300	91,300
* #	Sangamo BioSciences, Inc.	2,700	11,475
* #	Savient Pharmaceuticals, Inc.	4,100	21,648
	Schering-Plough Corp.	226,423	5,212,257
*	Seattle Genetics, Inc.	11,020	101,715
*	Senomyx, Inc.	1,801	4,196
*	SenoRx, Inc.	800	2,920
* #	Sepracor, Inc.	9,900	140,679
* #	Sequenom, Inc.	6,679	24,178
*	Sirona Dental Systems, Inc.	2,800	45,808
*	Skilled Healthcare Group, Inc.	2,400	20,952
*	Somanetics Corp.	1,600	25,936
*	SonoSite, Inc.	2,400	43,296
*	Spectranetics Corp.	4,200	16,380
*	Spectrum Pharmaceuticals, Inc.	1,500	3,660
*	St. Jude Medical, Inc.	47,266	1,584,356
* #	StemCells, Inc.	4,500	7,650
* #	Stereotaxis, Inc.	2,400	8,016
	Steris Corp.	8,200	197,620
*	Strategic Diagnostics, Inc.	3,091	3,276
#	Stryker Corp.	31,100	1,203,881
* #	Sun Healthcare Group, Inc.	4,100	34,727
*	SuperGen, Inc.	7,300	14,673
* #	SurModics, Inc.	1,100	23,870
*	Symmetry Medical, Inc.	3,300	23,958
*	Synovis Life Technologies, Inc.	1,397	21,206
*	Targacept, Inc.	2,777	9,969
	Techne Corp.	4,233	242,212
*	Tenet Healthcare Corp.	8,700	19,575
* #	The Medicines Co.	2,900	28,942
*	Theravance, Inc.	6,800	97,444
*	Thermo Fisher Scientific, Inc.	45,696	1,603,016
* #	Thoratec Corp.	7,860	228,412
*	Tomotherapy, Inc.	3,100	7,998
*	TranS1, Inc.	2,100	15,288
*	Transcend Services, Inc.	800	9,280
*	Transcept Pharmaceuticals, Inc.	133	386
* #	Triple-S Management Corp.	3,200	41,024
*	U.S. Physical Therapy, Inc.	902	10,535
* #	United Therapeutics Corp.	2,880	180,893
	UnitedHealth Group, Inc.	129,904	3,055,342
	Universal Health Services, Inc.	5,800	292,320
	Utah Medical Products, Inc.	276	6,050
#	Valeant Pharmaceuticals International	12,065	202,209
*	Varian Medical Systems, Inc.	11,200	373,744
*	Varian, Inc.	4,100	135,382
*	Vascular Solutions, Inc.	2,000	13,500

28

* #	VCA Antech, Inc.	7,600	190,152
* #	Vertex Pharmaceuticals, Inc.	20,200	622,564
* #	Vical, Inc.	2,858	7,288
*	ViroPharma, Inc.	4,000	22,520
* #	Virtual Radiologic Corp.	1,486	13,612
*	Vital Images, Inc.	2,220	22,489
*	Vivus, Inc.	5,800	23,258
*	VNUS Medical Technologies, Inc.	2,100	46,515
* #	Volcano Corp.	6,670	87,977
*	Warner Chilcott, Ltd.	23,690	231,925
* #	Waters Corp.	9,000	397,530
*	Watson Pharmaceuticals, Inc.	13,740	425,116
* #	WebMD Health Corp. Class A	1,353	34,921
*	WellPoint, Inc.	56,921	2,433,942
	West Pharmaceutical Services, Inc.	3,695	120,642
*	Wright Medical Group, Inc.	3,195	43,931
	Wyeth	142,266	6,032,078
*	XenoPort, Inc.	1,700	23,239
	Young Innovations, Inc.	1,500	23,250
*	Zimmer Holdings, Inc.	25,180	1,107,668
*	Zoll Medical Corp.	1,200	19,296
* #	Zymogenetics, Inc.	5,400	18,900
Total Health Care			139,172,898

Industrials — (8.4%)
*	3D Systems Corp.	3,119	21,864
#	3M Co.	61,623	3,549,485
*	A. T. Cross Co. Class A	845	2,451
	A.O. Smith Corp.	3,275	101,820
	AAON, Inc.	2,050	39,934
*	AAR Corp.	5,900	88,913
	ABM Industries, Inc.	6,078	106,487
*	ACCO Brands Corp.	2,718	5,681
#	Aceto Corp.	1,500	10,725
#	Actuant Corp.	4,600	56,396
	Acuity Brands, Inc.	3,882	111,569
	Administaff, Inc.	3,000	79,980
* #	Aecom Technology Corp.	9,900	254,727
* #	AeroVironment, Inc.	1,600	37,856
* #	AGCO Corp.	4,300	104,490
	Aircastle, Ltd.	11,300	74,580
* #	AirTran Holdings, Inc.	13,206	91,782
	Alamo Group, Inc.	789	8,884
*	Alaska Air Group, Inc.	3,116	52,286
	Albany International Corp. Class A	2,000	18,560
#	Alexander & Baldwin, Inc.	2,900	77,256
* #	Allegiant Travel Co.	2,900	150,916
* #	Alliant Techsystems, Inc.	3,650	290,723
*	Allied Defense Group, Inc.	700	2,821
* #	Amerco, Inc.	2,800	90,860
	American Ecology Corp.	2,200	36,344
	American Railcar Industries, Inc.	2,374	21,651
*	American Reprographics Co.	3,000	19,350
	American Science & Engineering, Inc.	1,100	66,286
* #	American Superconductor Corp.	5,154	132,458

29

#	American Woodmark Corp.	1,214	25,130
	Ameron International Corp.	1,200	71,004
#	Ametek, Inc.	10,200	328,542
	Ampco-Pittsburgh Corp.	1,064	25,919
* #	AMR Corp.	28,290	134,660
*	AMREP Corp.	580	10,782
*	APAC Customer Services, Inc.	1,900	8,759
#	Apogee Enterprises, Inc.	3,000	40,200
	Applied Industrial Technologies, Inc.	2,475	55,688
	Applied Signal Technologies, Inc.	2,100	41,496
*	Argan, Inc.	1,600	21,296
*	Argon ST, Inc.	3,239	66,043
	Arkansas Best Corp.	3,000	69,240
*	Armstrong World Industries, Inc.	5,700	103,626
* #	Astec Industries, Inc.	3,160	97,391
*	Atlas Air Worldwide Holding, Inc.	1,241	32,949
	Avery Dennison Corp.	12,661	363,877
*	Axsys Technologies, Inc.	1,500	62,865
*	AZZ, Inc.	1,630	50,416
	B.F. Goodrich Co.	13,100	580,068
	Badger Meter, Inc.	1,600	62,336
* #	Baker (Michael) Corp.	1,199	40,286
	Baldor Electric Co.	3,600	83,520
	Barnes Group, Inc.	5,809	82,255
	Barrett Business Services, Inc.	1,861	18,610
* #	BE Aerospace, Inc.	5,000	53,950
* #	Beacon Roofing Supply, Inc.	6,890	109,551
#	Belden, Inc.	2,500	40,300
*	Blount International, Inc.	5,948	38,067
*	BlueLinx Holdings, Inc.	654	2,047
#	Boeing Co.	76,750	3,073,838
	Brady Co. Class A	6,190	130,423
#	Briggs & Stratton Corp.	7,376	109,755
*	BTU International, Inc.	1,000	3,740
	Bucyrus International, Inc.	1,800	39,078
* #	Builders FirstSource, Inc.	357	1,182
	Burlington Northern Santa Fe Corp.	37,970	2,562,216
	C&D Technologies, Inc.	2,200	4,818
#	C.H. Robinson Worldwide, Inc.	20,700	1,100,412
	Carlisle Companies, Inc.	6,900	156,975
	Cascade Corp.	1,095	26,466
#	Caterpillar, Inc.	61,309	2,181,374
* #	CBIZ, Inc.	9,300	73,098
	CDI Corp.	2,400	28,680
*	Celadon Group, Inc.	3,750	25,650
*	Cenveo, Inc.	6,400	30,208
*	Ceradyne, Inc.	3,475	59,909
*	Chart Industries, Inc.	3,900	53,937
	Chase Corp.	1,500	14,325
	Cintas Corp.	15,030	385,670
	CIRCOR International, Inc.	1,580	40,653
#	CLAROC, Inc.	6,698	208,174
* #	Clean Harbors, Inc.	2,500	125,250
*	Columbus McKinnon Corp.	2,000	25,920
	Comfort Systems USA, Inc.	4,129	44,552

30

*	COMSYS IT Partners, Inc.	1,040	5,491
*	Consolidated Graphics, Inc.	1,316	25,557
* #	Continental Airlines, Inc.	16,098	169,351
	Con-way, Inc.	3,023	74,910
#	Cooper Industries, Ltd.	10,081	330,556
* #	Copart, Inc.	10,712	336,250
*	Cornell Companies, Inc.	2,700	49,086
	Corporate Executive Board Co.	2,488	42,993
* #	Corrections Corp. of America	13,839	195,545
* #	CoStar Group, Inc.	2,156	79,880
* #	Covanta Holding Corp.	18,810	265,409
*	Covenant Transport Group Class A	100	206
*	CPI Aerostructures, Inc.	541	4,003
*	CRA International, Inc.	600	14,004
	Crane Co.	5,100	117,759
*	Crocs, Inc.	500	1,125
	CSX Corp.	46,100	1,364,099
	Cubic Corp.	3,726	106,973
#	Cummins, Inc.	20,900	710,600
#	Curtiss-Wright Corp.	4,800	153,456
#	Danaher Corp.	33,360	1,949,558
	Deere & Co.	43,291	1,786,187
*	Delta Air Lines, Inc.	77,250	476,633
	Deluxe Corp.	2,600	37,700
	Diamond Management & Technology Consultants, Inc.	2,700	7,560
*	Document Securities Systems, Inc.	943	1,801
#	Donaldson Co., Inc.	7,200	237,528
*	Double Eagle Petroleum Co.	1,632	7,442
#	Dover Corp.	21,780	670,388
	Ducommun, Inc.	2,500	43,300
*	Duff & Phelps Corp.	1,500	28,290
*	DXP Enterprises, Inc.	1,800	23,904
*	Dynamex, Inc.	890	13,092
	Dynamic Materials Corp.	900	14,436
*	DynCorp International, Inc. Class A	6,480	98,820
	Eastern Co.	600	6,858
	Eaton Corp.	18,220	798,036
	Electro Rent Corp.	2,590	24,786
*	EMCOR Group, Inc.	9,590	199,376
#	Emerson Electric Co.	79,140	2,693,926
#	Encore Wire Corp.	2,125	46,410
* #	Ener1, Inc.	11,446	67,417
* #	Energy Conversion Devices, Inc.	3,300	60,654
* #	Energy Focus, Inc.	194	161
*	EnergySolutions, Inc.	5,400	52,380
* #	EnerNOC, Inc.	800	13,976
*	EnerSys	2,900	49,445
*	ENGlobal Corp.	3,900	22,503
	Ennis, Inc.	4,000	36,000
*	EnPro Industries, Inc.	1,500	23,940
	Equifax, Inc.	14,267	416,026
* #	ESCO Technologies, Inc.	3,386	140,790
*	Esterline Technologies Corp.	5,160	135,966
* #	Evergreen Solar, Inc.	24,300	59,049
*	Exide Technologies	8,100	43,983

31

#	Expeditors International of Washington, Inc.	20,936	726,689
*	Exponent, Inc.	2,100	58,590
#	Fastenal Co.	18,400	705,824
	Federal Signal Corp.	3,337	25,928
	FedEx Corp.	31,143	1,742,762
*	First Advantage Corp.	700	10,038
* #	First Solar, Inc.	3,500	655,515
*	Flanders Corp.	3,983	21,150
	Flowserve Corp.	6,000	407,400
#	Fluor Corp.	19,136	724,680
	Forward Air Corp.	3,046	50,777
	Franklin Electric Co., Inc.	2,922	69,222
	Freightcar America, Inc.	1,995	38,364
*	FTI Consulting, Inc.	5,169	283,675
*	Fuel Tech, Inc.	1,700	22,287
* #	FuelCell Energy, Inc.	5,374	17,089
*	Furmanite Corp.	2,500	9,900
	G & K Services, Inc. Class A	1,900	47,443
*	Gardner Denver Machinery, Inc.	6,600	175,692
#	GATX Corp.	6,325	190,446
#	Genco Shipping & Trading, Ltd.	500	9,550
*	Gencor Industries, Inc.	400	3,336
	GenCorp, Inc.	12,370	29,688
* #	General Cable Corp.	4,500	122,130
	General Dynamics Corp.	41,859	2,162,855
	General Electric Co.	257,103	3,252,353
*	Genesee & Wyoming, Inc.	3,920	117,600
* #	GeoEye, Inc.	2,626	65,361
*	GP Strategies Corp.	1,842	7,368
#	Graco, Inc.	5,025	118,540
* #	Graftech International, Ltd.	11,300	99,327
	Graham Corp.	1,800	22,500
	Granite Construction, Inc.	4,900	193,305
	Great Lakes Dredge & Dock Corp.	4,976	19,705
*	Griffon Corp.	7,405	64,201
#	Harsco Corp.	9,288	255,884
*	Hawaiian Holdings, Inc.	6,792	33,892
	Healthcare Services Group, Inc.	5,270	94,228
#	Heartland Express, Inc.	13,852	207,087
#	HEICO Corp.	1,300	37,323
	HEICO Corp. Class A	2,025	50,524
	Heidrick & Struggles International, Inc.	1,861	31,451
	Herman Miller, Inc.	2,053	30,528
* #	Hertz Global Holdings, Inc.	12,400	84,320
* #	Hexcel Corp.	3,100	29,729
*	Hill International, Inc.	4,200	16,968
	Hi-Shear Technology Corp.	1,200	8,160
#	HNI Corp.	4,173	64,682
*	Hoku Scientific, Inc.	1,382	3,773
	Honeywell International, Inc.	76,530	2,388,501
	Horizon Lines, Inc. Class A	800	4,256
	Houston Wire & Cable Co.	2,097	20,215
*	HQ Sustainable Maritime Industries, Inc.	1,600	14,928
* #	Hub Group, Inc. Class A	3,214	73,922
	Hubbell, Inc. Class B	5,742	190,634

32

*	Hurco Companies, Inc.	183	2,805
* #	Huron Consulting Group, Inc.	1,650	79,118
*	ICF International, Inc.	1,750	48,143
*	ICT Group, Inc.	3,400	24,072
	IDEX Corp.	9,475	239,244
* #	IHS, Inc.	6,800	281,248
* #	II-VI, Inc.	3,748	89,840
#	Illinois Tool Works, Inc.	52,698	1,728,494
	Ingersoll-Rand Co., Ltd. Class A	25,122	546,906
*	InnerWorkings, Inc.	5,800	29,290
	Innovative Solutions & Support, Inc.	3,312	15,898
*	Insituform Technologies, Inc. Class A	4,000	61,320
	Insteel Industries, Inc.	2,000	14,900
* #	Integrated Electrical Services, Inc.	1,000	9,610
* #	InterDigital, Inc.	6,400	168,448
*	Interline Brands, Inc.	5,039	65,305
	International Shipholding Corp.	433	9,093
*	Intersections, Inc.	2,400	7,896
#	ITT Industries, Inc.	20,600	844,806
#	J.B. Hunt Transport Services, Inc.	12,100	340,252
* #	Jacobs Engineering Group, Inc.	12,800	486,912
* #	JetBlue Airways Corp.	39,400	194,242
	John Bean Technologies Corp.	1,800	19,836
	Joy Global, Inc.	9,525	242,888
*	Kadant, Inc.	900	11,106
	Kaman Corp. Class A	1,816	30,709
* #	Kansas City Southern	10,200	155,550
#	Kaydon Corp.	4,406	140,816
	KBR, Inc.	21,864	341,516
	Kelly Services, Inc. Class A	3,511	39,885
	Kennametal, Inc.	6,200	126,790
*	Key Technology, Inc.	844	8,896
*	Kforce, Inc.	4,567	49,826
*	Kirby Corp.	5,750	177,445
#	Knight Transportation, Inc.	10,416	184,155
	Knoll, Inc.	3,400	24,072
*	Korn/Ferry International	5,170	54,750
*	K-Tron International, Inc.	315	25,332
	L-3 Communications Holdings, Inc.	13,330	1,015,080
*	LaBarge, Inc.	1,598	13,184
*	Ladish Co., Inc.	2,000	15,140
	Landstar System, Inc.	6,610	235,382
*	Layne Christensen Co.	1,700	36,822
*	Learning Tree International, Inc.	2,292	18,840
*	LECG Corp.	2,849	8,291
	Lennox International, Inc.	7,300	232,797
	Lincoln Electric Holdings, Inc.	5,100	227,103
#	Lindsay Corp.	1,000	38,910
*	LMI Aerospace, Inc.	2,000	13,180
#	Lockheed Martin Corp.	40,600	3,188,318
	LSI Industries, Inc.	2,400	13,464
*	Lydall, Inc.	600	2,574
*	M&F Worldwide Corp.	2,000	31,900
*	Mac-Gray Corp.	600	4,140
*	Magnetek, Inc.	2,880	5,040

33

* ●	MAIR Holdings, Inc. Escrow Shares	700	—
#	Manpower, Inc.	10,127	436,372
*	Marten Transport, Ltd.	3,839	79,621
	Masco Corp.	25,768	228,304
*	Mcdermott International, Inc.	9,900	159,786
	McGrath Rentcorp	2,686	56,782
	Met-Pro Corp.	1,935	19,718
* #	Mettler Toledo International, Inc.	2,745	169,174
*	MFRI, Inc.	1,091	5,553
* #	Middleby Corp.	2,000	87,540
*	Miller Industries, Inc.	676	5,408
#	Mine Safety Appliances Co.	4,195	103,407
* #	Mobile Mini, Inc.	3,338	45,731
*	Monster Worldwide, Inc.	12,900	178,020
*	Moog, Inc. Class A	3,995	106,986
#	MSC Industrial Direct Co., Inc. Class A	4,867	198,817
	Mueller Industries, Inc.	4,800	105,456
	Mueller Water Products, Inc.	10,510	44,037
	Multi-Color Corp.	1,486	17,639
	NACCO Industries, Inc. Class A	233	8,912
	National Technical Systems, Inc.	1,200	3,780
* #	Navigant Consulting, Inc.	4,323	63,591
*	Navistar International Corp.	4,460	168,588
* #	NCI Building Systems, Inc.	1,788	7,063
#	Nordson Corp.	3,485	126,436
	Norfolk Southern Corp.	47,905	1,709,250
*	North America Galvanizing & Coatings, Inc.	2,666	12,397
	Northrop Grumman Corp.	34,628	1,674,264
*	Old Dominion Freight Line, Inc.	4,500	126,675
	Omega Flex, Inc.	1,444	22,324
*	On Assignment, Inc.	4,296	15,122
*	Orbital Sciences Corp.	6,400	98,944
*	Orion Marine Group, Inc.	1,900	28,462
	Oshkosh Truck Corp. Class B	4,900	47,040
* #	Owens Corning, Inc.	5,715	102,299
*	P.A.M. Transportation Services, Inc.	492	2,617
	Paccar, Inc.	38,814	1,375,568
	Pall Corp.	12,600	332,766
	Parker Hannifin Corp.	19,840	899,744
*	Park-Ohio Holdings Corp.	1,300	6,045
	Pentair, Inc.	10,700	285,048
*	Perini Corp.	4,954	85,704
*	Pike Electric Corp.	6,267	65,051
	Pitney Bowes, Inc.	19,138	469,647
*	PMFG, Inc.	1,000	6,020
* #	Polypore International, Inc.	3,500	26,390
	Portec Rail Products, Inc.	1,021	8,168
*	Powell Industries, Inc.	1,300	46,787
#	Precision Castparts Corp.	14,008	1,048,639
*	PRG-Schultz International, Inc.	600	1,776
* #	Protection One, Inc.	3,276	10,057
* #	Quanta Services, Inc.	19,413	441,257
#	Quixote Corp.	1,000	2,850
	R. R. Donnelley & Sons Co.	5,280	61,512
	Raven Industries, Inc.	1,804	43,116

34

#	Raytheon Co.	44,675	2,020,650
*	RBC Bearings, Inc.	1,040	19,240
#	Regal-Beloit Corp.	3,564	144,805
*	Republic Airways Holdings, Inc.	5,300	37,948
	Republic Services, Inc.	38,124	800,604
*	Resources Connection, Inc.	5,900	115,345
	Robbins & Myers, Inc.	3,100	58,745
#	Robert Half International, Inc.	16,500	396,330
	Rockwell Automation, Inc.	15,350	484,907
	Rockwell Collins, Inc.	14,600	559,910
	Rollins, Inc.	14,620	263,160
	Roper Industries, Inc.	10,700	487,813
* #	RSC Holdings, Inc.	12,300	87,945
*	Rush Enterprises, Inc. Class A	3,300	43,428
	Ryder System, Inc.	3,600	99,684
*	Saia, Inc.	750	9,795
	Schawk, Inc.	2,653	19,075
* #	School Specialty, Inc.	1,749	32,829
*	Shaw Group, Inc.	10,200	342,006
	Simpson Manufacturing Co., Inc.	4,779	106,381
	SkyWest, Inc.	6,300	75,852
*	SL Industries, Inc.	856	6,463
	Southwest Airlines Co.	35,547	248,118
*	Sparton Corp.	500	675
* #	Spire Corp.	1,300	9,087
* #	Spirit AeroSystems Holdings, Inc. Class A	7,600	96,900
	SPX Corp.	5,600	258,552
*	Standard Parking Corp.	2,200	33,528
	Standex International Corp.	1,920	26,630
* #	Stanley, Inc.	5,000	128,900
	Steelcase, Inc. Class A	4,600	20,838
* #	Stericycle, Inc.	11,800	555,544
*	Sterling Construction Co., Inc.	1,800	33,786
	Sun Hydraulics, Inc.	1,690	30,589
* #	Taleo Corp. Class A	2,273	27,299
* #	Taser International, Inc.	5,800	27,840
*	Team, Inc.	1,100	15,807
	Tecumseh Products Co. Class A	900	9,189
*	Teledyne Technologies, Inc.	3,500	111,755
	Teleflex, Inc.	3,620	155,588
*	TeleTech Holdings, Inc.	6,000	79,620
#	Tennant Co.	2,300	34,201
* #	Terex Corp.	9,500	131,100
* #	Tetra Tech, Inc.	5,900	144,904
*	The Advisory Board Co.	2,600	48,464
	The Brink’s Co.	6,700	189,945
	The Dun & Bradstreet Corp.	6,620	538,868
*	The GEO Group, Inc.	5,545	92,213
	The Gorman-Rupp Co.	1,563	33,292
#	The Manitowoc Co., Inc.	14,098	83,883
*	Thomas & Betts Corp.	6,740	209,749
	Timken Co.	9,420	151,474
	Titan International, Inc.	1,875	11,344
*	Titan Machinery, Inc.	2,100	21,273
	Todd Shipyards Corp.	700	9,646

35

#	Toro Co.	3,240	98,431
*	Trailer Bridge, Inc.	1,126	3,265
*	TransDigm Group, Inc.	5,100	179,214
*	TRC Companies, Inc.	3,000	8,010
	Tredegar Industries, Inc.	4,360	76,649
*	Trex Co., Inc.	2,100	22,995
	Trinity Industries, Inc.	4,600	67,206
#	Triumph Group, Inc.	2,900	119,857
* #	TrueBlue, Inc.	4,532	44,006
	Twin Disc, Inc.	1,800	12,276
	Tyco International, Ltd.	32,324	768,018
*	U.S. Home Systems, Inc.	1,400	2,898
* #	UAL Corp.	17,100	84,132
*	Ultralife Corp.	2,100	15,015
	Union Pacific Corp.	58,246	2,862,208
#	United Parcel Service, Inc.	71,350	3,734,459
*	United Rentals, Inc.	6,800	41,208
*	United Stationers, Inc.	2,186	71,548
	United Technologies Corp.	100,874	4,926,686
#	Universal Forest Products, Inc.	2,553	85,679
	Universal Truckload Services, Inc.	2,099	25,860
*	URS Corp.	11,040	486,422
*	US Airways Group, Inc.	5,483	20,781
*	USA Truck, Inc.	1,545	21,723
* #	USG Corp.	3,900	57,954
* #	UTI Worldwide, Inc.	5,700	76,722
	Valmont Industries, Inc.	2,600	165,828
*	Versar, Inc.	1,500	3,720
	Viad Corp.	1,350	25,758
	Vicor Corp.	3,235	17,372
*	Volt Information Sciences, Inc.	2,100	15,078
	VSE Corp.	800	23,912
	W.W. Grainger, Inc.	9,900	830,412
#	Wabtec Corp.	4,860	185,360
	Walter Energy, Inc.	5,000	114,000
*	Waste Connections, Inc.	10,583	272,830
	Waste Management, Inc.	51,360	1,369,771
*	Waste Services, Inc.	5,100	27,540
	Watsco, Inc. Class A	2,900	124,555
	Watson Wyatt Worldwide, Inc.	5,250	278,513
	Watts Water Technologies, Inc.	4,295	95,607
*	WCA Waste Corp.	2,800	5,740
	Werner Enterprises, Inc.	10,831	177,087
*	WESCO International, Inc.	4,962	129,012
*	Willis Lease Finance Corp.	400	4,560
	Woodward Governor Co.	6,000	119,760
* #	YRC Worldwide, Inc.	10,900	33,027
Total Industrials			100,402,199

Information Technology — (14.5%)
*	3Com Corp.	44,000	178,200
*	3PAR, Inc.	6,700	51,322
* #	Acacia Research	3,410	14,765
*	Accenture, Ltd. Class A	38,340	1,128,346
* #	ACI Worldwide, Inc.	3,900	67,353

36

*	Acme Packet, Inc.	6,000	46,260
*	Actel Corp.	2,800	34,636
*	ActivIdentity Corp.	2,386	5,130
* #	Activision Blizzard, Inc.	135,316	1,457,353
*	Actuate Corp.	8,100	29,970
	Acxiom Corp.	11,819	114,053
*	Adaptec, Inc.	10,595	30,302
*	ADDvantage Technologies Group, Inc.	400	660
* #	Adobe Systems, Inc.	51,158	1,399,171
	Adtran, Inc.	7,300	154,395
*	Advanced Analogic Technologies, Inc.	6,028	28,934
* #	Advanced Energy Industries, Inc.	6,198	52,249
* #	Advanced Micro Devices, Inc.	26,948	97,282
*	Advent Software, Inc.	3,600	119,664
*	Affiliated Computer Services, Inc. Class A	13,084	633,004
* #	Agilent Technologies, Inc.	37,000	675,620
	Agilysys, Inc.	2,000	12,060
*	Airvana, Inc.	8,600	48,934
* #	Akamai Technologies, Inc.	25,100	552,702
* #	Alliance Data Systems Corp.	6,600	276,342
	Altera Corp.	33,910	553,072
*	Amdocs, Ltd.	22,770	476,576
	American Software, Inc. Class A	2,776	15,407
*	Amkor Technology, Inc.	8,100	34,911
#	Amphenol Corp.	17,400	588,816
*	Anadigics, Inc.	5,317	16,057
#	Analog Devices, Inc.	32,000	680,960
*	Anaren, Inc.	2,000	26,020
* #	Anixter International, Inc.	4,320	171,850
* #	Ansys, Inc.	9,480	261,838
* #	Apple, Inc.	87,230	10,976,151
	Applied Materials, Inc.	138,879	1,695,713
*	Applied Micro Circuits Corp.	259	1,412
*	Ariba, Inc.	8,600	82,646
*	Arris Group, Inc.	17,900	190,993
*	Arrow Electronics, Inc.	15,300	347,922
*	Art Technology Group, Inc.	9,440	29,642
*	Aruba Networks, Inc.	8,400	39,396
* #	Atheros Communications	6,451	111,086
	Atlantic Tele-Network, Inc.	1,473	32,524
*	Atmel Corp.	49,043	188,325
*	ATMI, Inc.	4,559	71,987
* #	Autodesk, Inc.	21,400	426,716
#	Automatic Data Processing, Inc.	60,447	2,127,734
*	Avid Technology, Inc.	1,301	14,402
*	Avnet, Inc.	19,883	435,239
* #	Avocent Corp.	4,754	68,648
	AVX Corp.	23,490	235,135
*	Aware, Inc.	2,752	6,467
* #	Bankrate, Inc.	1,700	42,500
	Bel Fuse, Inc. Class A	173	2,509
	Bel Fuse, Inc. Class B	1,398	22,620
*	Benchmark Electronics, Inc.	8,692	105,434
*	BigBand Networks, Inc.	6,604	38,699
	Black Box Corp.	2,154	58,955

37

#	Blackbaud, Inc.	3,996	60,819
* #	Blackboard, Inc.	2,900	98,687
*	Blue Coat Systems, Inc.	3,000	39,780
* #	BMC Software, Inc.	19,695	682,826
*	Bottomline Technologies, Inc.	2,019	15,849
*	Brightpoint, Inc.	7,278	37,918
*	Broadcom Corp.	39,760	922,034
	Broadridge Financial Solutions, Inc.	17,030	329,531
* #	Brocade Communications Systems, Inc.	40,529	234,258
*	Brooks Automation, Inc.	4,641	28,867
*	BSQUARE Corp.	1,200	2,820
	CA, Inc.	51,830	894,068
* #	Cabot Microelectronics Corp.	2,700	77,787
*	CACI International, Inc. Class A	3,035	120,034
* #	Cadence Design Systems, Inc.	13,000	72,540
*	California Micro Devices Corp.	1,797	5,050
*	Callidus Software, Inc.	3,480	11,240
*	Cascade Microtech, Inc.	1,542	5,089
	Cass Information Systems, Inc.	1,300	43,849
*	Catapult Communications Corp.	2,755	20,359
*	Cavium Networks, Inc.	3,724	46,848
*	CEVA, Inc.	2,500	20,625
*	Checkpoint Systems, Inc.	3,785	45,988
*	Chordiant Software, Inc.	4,958	15,866
*	Ciber, Inc.	1,500	4,845
* #	Ciena Corp.	3,643	43,534
* #	Cirrus Logic, Inc.	7,908	36,772
*	Cisco Sytems, Inc.	612,100	11,825,772
* #	Citrix Systems, Inc.	19,750	563,468
*	Cogent, Inc.	13,260	150,368
	Cognex Corp.	3,680	51,778
*	Cognizant Technology Solutions Corp.	26,290	651,729
	Cohu, Inc.	1,500	14,640
* #	CommScope, Inc.	4,800	120,480
	Communications Systems, Inc.	1,155	9,656
* #	CommVault Systems, Inc.	4,405	54,842
*	Computer Sciences Corp.	17,900	661,584
*	Compuware Corp.	25,329	189,461
* #	ComScore, Inc.	2,275	29,029
*	Comtech Telecommunications Corp.	2,516	84,211
*	Comverge, Inc.	2,600	19,942
* #	Concur Technologies, Inc.	5,550	150,239
*	Constant Contact, Inc.	2,570	40,940
* #	Convera Corp.	460	121
*	Convergys Corp.	9,100	92,001
#	Corning, Inc.	144,724	2,115,865
*	CPI International, Inc.	2,100	22,995
*	Cray, Inc.	3,050	12,810
*	Cree, Inc.	11,380	311,698
* #	CSG Systems International, Inc.	5,360	77,720
	CTS Corp.	800	4,856
*	CyberOptics Corp.	1,199	5,575
* #	CyberSource Corp.	7,888	115,244
*	Cymer, Inc.	4,480	127,277
*	Cypress Semiconductor Corp.	16,538	131,146

38

#	Daktronics, Inc.	5,390	48,726
* #	Data Domain, Inc.	5,900	97,822
*	Datalink Corp.	2,266	7,523
	Dataram Corp.	90	119
*	DDi Corp.	2,858	9,717
*	DealerTrack Holdings, Inc.	7,590	115,216
*	Dell, Inc.	46,821	544,060
*	Deltek, Inc.	1,000	4,120
*	DemandTec, Inc.	2,562	18,498
*	Dice Holdings, Inc.	900	3,546
	Diebold, Inc.	2,900	76,647
*	Digi International, Inc.	3,900	28,353
*	Digimarc Corp.	922	9,183
* #	Digital River, Inc.	4,700	180,574
* #	Diodes, Inc.	1,950	29,016
*	DivX, Inc.	3,993	20,484
*	Dolby Laboratories, Inc.	5,760	231,149
*	Double-Take Software, Inc.	1,500	12,180
*	DSP Group, Inc.	4,085	25,695
* #	DST Systems, Inc.	5,200	188,084
*	DTS, Inc.	2,000	53,300
*	Dycom Industries, Inc.	3,734	31,440
*	Dynamics Research Corp.	1,200	9,900
* #	EarthLink, Inc.	13,400	101,572
* #	eBay, Inc.	144,540	2,380,574
* #	Ebix, Inc.	1,607	44,675
*	Echelon Corp.	4,566	36,345
*	Echostar Holding Corp.	4,501	71,206
*	Edgewater Technology, Inc.	1,300	3,107
*	Electro Scientific Industries, Inc.	1,924	16,546
* #	Electronic Arts, Inc.	9,523	193,793
*	Electronics for Imaging, Inc.	7,900	77,578
*	eLoyalty Corp.	1,000	7,000
*	EMC Corp.	222,763	2,791,220
*	EMS Technologies, Inc.	3,078	58,636
*	Emulex Corp.	5,100	53,397
* #	Epicor Software Corp.	8,500	46,920
*	EPIQ Systems, Inc.	5,758	89,076
*	ePlus, Inc.	1,000	11,990
* #	Equinix, Inc.	4,030	283,027
*	Euronet Worldwide, Inc.	5,430	87,857
*	Exar Corp.	100	615
* #	F5 Networks, Inc.	10,050	274,064
#	FactSet Research Systems, Inc.	4,950	265,271
#	Fair Isaac Corp.	2,966	49,888
*	Fairchild Semiconductor Corp. Class A	1,759	10,835
*	FalconStor Software, Inc.	5,118	18,937
*	Faro Technologies, Inc.	2,400	36,384
* #	FEI Co.	5,830	100,159
	Fidelity National Information Services, Inc.	25,126	448,499
*	Fiserv, Inc.	16,500	615,780
* #	FLIR Systems, Inc.	16,200	359,316
*	FormFactor, Inc.	7,600	132,468
*	Forrester Research, Inc.	2,750	69,878
*	FortuNet, Inc.	1,200	3,936

39

	Frequency Electronics, Inc.	798	2,649
* #	Gartner Group, Inc.	12,000	162,120
*	Gerber Scientific, Inc.	1,401	5,534
#	Global Payments, Inc.	10,701	343,074
* #	Globecomm Systems, Inc.	2,474	16,823
*	Google, Inc.	23,960	9,487,441
*	GSE Systems, Inc.	1,745	8,760
*	GSI Technology, Inc.	3,200	9,888
*	GTSI Corp.	200	900
*	Guidance Software, Inc.	600	2,208
*	Hackett Group, Inc.	5,500	12,375
* #	Harmonic, Inc.	11,400	83,562
	Harris Corp.	12,440	380,415
*	Harris Stratex Networks, Inc. Class A	4,089	16,438
*	Hauppauge Digital, Inc.	500	658
	Heartland Payment Systems, Inc.	456	3,666
* #	Hewitt Associates, Inc. Class A	10,036	314,729
	Hewlett-Packard Co.	271,400	9,764,972
*	Hittite Microwave Corp.	2,787	103,565
*	I.D. Systems, Inc.	2,203	8,658
* #	i2 Technologies, Inc.	2,400	21,408
*	IAC/InterActiveCorp	17,700	283,554
*	ICx Technologies, Inc.	2,581	9,653
	iGATE Corp.	5,402	20,474
*	Ikanos Communications, Inc.	2,000	2,940
	Imation Corp.	2,640	26,400
	Imergent, Inc.	1,526	10,468
*	Immersion Corp.	3,300	13,761
* #	Infinera Corp.	10,000	84,400
*	infoGROUP, Inc.	6,344	25,693
* #	Informatica Corp.	9,800	155,820
	InfoSpace, Inc.	2,980	19,757
*	Ingram Micro, Inc.	21,770	316,100
*	Innodata Isogen, Inc.	4,054	17,148
* #	Insight Enterprises, Inc.	5,718	32,707
#	Integral Systems, Inc.	2,600	17,238
*	Integrated Device Technology, Inc.	11,000	59,730
	Intel Corp.	621,020	9,799,696
*	Intelli-Check, Inc.	66	85
*	Intellon Corp.	1,100	2,981
*	Interactive Intelligence, Inc.	1,900	20,900
*	Intermec, Inc.	4,663	56,329
*	Internap Network Services Corp.	4,500	12,510
	International Business Machines Corp.	143,487	14,809,293
* #	International Rectifier Corp.	9,500	160,360
*	Internet Brands, Inc.	4,200	25,746
*	Internet Capital Group, Inc.	3,900	21,177
*	Interphase Corp.	590	2,655
	Intersil Corp.	6,640	77,024
*	Intevac, Inc.	2,384	16,426
*	IntriCon Corp.	800	2,432
*	Intuit, Inc.	45,130	1,043,857
*	iPCS, Inc.	1,000	14,520
* #	IPG Photonics Corp.	3,900	43,563
*	Iron Mountain, Inc.	24,378	694,529

40

*	Isilon Systems, Inc.	5,504	14,145
*	Iteris, Inc.	2,400	2,808
* #	Itron, Inc.	4,655	214,130
* #	Ixia	5,379	30,983
	IXYS Corp.	3,900	37,206
*	j2 Global Communications, Inc.	5,283	126,739
	Jabil Circuit, Inc.	18,212	147,517
#	Jack Henry & Associates, Inc.	8,590	154,792
*	JDA Software Group, Inc.	4,349	61,364
*	JDS Uniphase Corp.	3,900	17,979
* #	Juniper Networks, Inc.	52,380	1,134,027
	Keithley Instruments, Inc.	578	2,000
*	Keynote Systems, Inc.	2,200	16,962
#	KLA-Tencor Corp.	20,080	557,019
*	Kopin Corp.	8,696	23,914
*	Kulicke & Soffa Industries, Inc.	1,300	5,200
*	KVH Industries, Inc.	2,000	11,000
* #	L-1 Identity Solutions, Inc.	9,400	68,808
* #	Lam Research Corp.	13,400	373,592
*	LaserCard Corp.	1,299	4,871
* #	Lawson Software, Inc.	15,802	85,173
	Lender Processing Services, Inc.	10,111	289,781
* #	Lexmark International, Inc.	10,134	198,829
*	Limelight Networks, Inc.	11,900	58,310
	Linear Technology Corp.	23,560	513,137
*	Littlefuse, Inc.	1,700	27,863
*	Logility, Inc.	333	1,735
*	LoJack Corp.	2,400	8,208
*	Loral Space & Communications, Inc.	2,374	55,433
*	LSI Corp.	54,944	210,985
* #	Macrovision Solutions Corp.	13,312	269,169
* #	Manhattan Associates, Inc.	2,194	36,464
*	ManTech International Corp. Class A	2,440	88,304
	Marchex, Inc. Class B	2,983	13,483
*	Mastec, Inc.	8,658	108,312
	Maxim Integrated Products, Inc.	4,900	66,395
	Maximus, Inc.	1,900	76,627
*	Maxwell Technologies, Inc.	2,670	27,341
* #	McAfee, Inc.	17,828	669,263
* #	MEMC Electronic Materials, Inc.	16,500	267,300
*	Mentor Graphics Corp.	5,000	33,600
*	Mercury Computer Systems, Inc.	2,500	20,300
	Mesa Laboratories, Inc.	300	6,000
*	Metavante Technologies, Inc.	12,431	293,247
	Methode Electronics, Inc.	4,469	26,903
	Micrel, Inc.	9,400	70,500
	Microchip Technology, Inc.	17,860	410,780
* #	Micron Technology, Inc.	22,274	108,697
*	Micros Systems, Inc.	10,400	218,192
*	Microsemi Corp.	5,100	68,442
	Microsoft Corp.	802,200	16,252,572
*	MicroStrategy, Inc.	700	27,237
*	Microtune, Inc.	2,100	4,389
*	MIPS Technologies, Inc.	5,600	18,592
	Mocon, Inc.	535	5,227

41

*	ModusLink Global Solutions, Inc.	5,100	18,870
	Molex, Inc. Class A	9,090	138,986
*	Monolithic Power Systems, Inc.	4,520	83,620
*	Monotype Imaging Holdings, Inc.	4,300	15,953
*	MoSys, Inc.	4,500	6,300
	Motorola, Inc.	114,650	634,015
*	MPS Group, Inc.	6,400	51,456
*	MSC.Software Corp.	4,350	26,709
	MTS Systems Corp.	1,900	40,147
* #	Multi-Fineline Electronix, Inc.	2,568	51,540
#	National Instruments Corp.	6,970	153,619
#	National Semiconductor Corp.	19,000	235,030
* #	NCI, Inc.	1,200	29,232
*	NCR Corp.	11,170	113,376
* #	NetApp, Inc.	32,060	586,698
* #	NETGEAR, Inc.	5,500	88,055
* #	NetLogic Microsystems, Inc.	2,400	78,216
*	NetScout Systems, Inc.	5,208	46,820
* #	NetSuite, Inc.	1,500	20,985
*	Network Equipment Technologies, Inc.	2,600	10,218
* #	Neutral Tandem, Inc.	2,300	65,780
*	Newport Corp.	2,670	13,323
	NIC, Inc.	5,368	28,987
*	Novatel Wireless, Inc.	4,993	34,202
*	Novell, Inc.	40,120	150,851
* #	Novellus Systems, Inc.	12,382	223,619
*	Nuance Communications, Inc.	29,270	390,755
*	NumereX Corp. Class A	700	2,793
* #	Nvidia Corp.	51,600	592,368
* #	Omniture, Inc.	7,786	95,924
*	OmniVision Technologies, Inc.	5,200	49,452
*	ON Semiconductor Corp.	32,765	177,586
*	Online Resources Corp.	4,610	19,777
*	Onvia, Inc.	1,139	4,385
*	Oplink Communications, Inc.	2,500	27,600
*	OPNET Technologies, Inc.	3,284	28,242
*	OpNext, Inc.	2,784	7,044
*	Optical Cable Corp.	1,500	4,170
#	Oracle Corp.	540,651	10,456,190
* #	Orbcomm, Inc.	1,198	1,533
*	Orthovita, Inc.	10,300	30,282
*	OSI Systems, Inc.	2,528	47,400
*	Palm, Inc.	14,625	153,416
*	PAR Technology Corp.	1,750	9,153
* #	Parametric Technology Corp.	9,260	103,249
	Park Electrochemical Corp.	2,544	52,406
	Paychex, Inc.	31,950	862,970
*	PC Connection, Inc.	1,900	9,405
	PC-Tel, Inc.	2,700	13,149
*	PDF Solutions, Inc.	2,729	4,885
	Pegasystems, Inc.	5,500	96,085
*	Perficient, Inc.	2,900	20,213
*	Performance Technologies, Inc.	1,357	3,759
*	Pericom Semiconductor Corp.	1,938	17,268
*	Perot Systems Corp.	14,020	197,121

42

*	Pervasive Software, Inc.	2,700	13,257
*	Phoenix Technologies, Ltd.	3,700	10,545
*	Physicians Formula Holdings, Inc.	2,100	5,145
	Plantronics, Inc.	3,799	48,399
*	PLATO Learning, Inc.	1,763	5,218
*	Plexus Corp.	4,363	96,640
*	PLX Technology, Inc.	3,500	11,865
* #	PMC-Sierra, Inc.	21,900	173,448
* #	Polycom, Inc.	8,600	160,304
	Power Integrations, Inc.	2,500	53,250
*	Presstek, Inc.	266	513
* ●	Price Communications Liquidation Trust	3,605	492
*	Progress Software Corp.	4,500	95,355
*	PROS Holdings, Inc.	1,400	9,044
	QAD, Inc.	5,168	13,747
* #	QLogic Corp.	14,740	209,013
	QUALCOMM, Inc.	164,670	6,968,834
#	Quality Systems, Inc.	4,100	219,842
* #	Quest Software, Inc.	13,508	196,271
*	Rackable Systems, Inc.	4,852	22,125
*	Radiant Systems, Inc.	3,908	28,802
* #	RadiSys Corp.	2,860	20,506
* #	Rambus, Inc.	6,784	81,272
*	RealNetworks, Inc.	17,185	42,275
* #	Red Hat, Inc.	15,550	268,549
	Renaissance Learning, Inc.	3,693	35,453
*	RF Micro Devices, Inc.	7,000	14,770
	Richardson Electronics, Ltd.	2,200	7,876
* #	RightNow Technologies, Inc.	2,400	18,120
*	Rimage Corp.	1,691	24,892
*	Riverbed Technology, Inc.	7,600	139,232
*	Rofin-Sinar Technologies, Inc.	3,500	74,585
*	Rogers Corp.	1,286	32,729
*	Rudolph Technologies, Inc.	2,537	13,269
*	S1 Corp.	7,390	45,818
* #	Saba Software, Inc.	3,400	7,854
* #	SAIC, Inc.	28,200	510,420
* #	Salesforce.com, Inc.	5,200	222,612
*	Sandisk Corp.	11,520	181,094
*	Sapient Corp.	13,000	66,690
* #	SAVVIS, Inc.	3,860	43,927
* #	ScanSource, Inc.	3,362	83,075
*	Scientific Learning Corp.	287	631
*	SCM Microsystems, Inc.	1,092	2,588
*	SeaChange International, Inc.	4,800	30,096
#	Seagate Technology	14,900	121,584
*	Semitool, Inc.	5,700	27,075
*	Semtech Corp.	7,320	105,554
*	ShoreTel, Inc.	4,940	24,651
* #	Sigma Designs, Inc.	4,000	51,680
*	Silicon Image, Inc.	7,300	19,856
* #	Silicon Laboratories, Inc.	5,820	193,573
*	Silicon Storage Technology, Inc.	12,800	23,680
*	Skyworks Solutions, Inc.	18,521	163,726
*	Smith Micro Software, Inc.	3,600	30,960

43

*	Soapstone Networks, Inc.	1,700	6,273
*	Solera Holdings, Inc.	6,892	157,275
*	Sonic Solutions, Inc.	4,200	9,240
*	SonicWALL, Inc.	7,100	38,553
*	Sonus Networks, Inc.	200	346
*	Sourcefire, Inc.	2,700	29,241
*	Spectrum Control, Inc.	2,000	14,140
*	SPSS, Inc.	1,768	54,631
*	SRA International, Inc.	7,360	113,270
*	SRS Labs, Inc.	3,500	19,880
* #	Standard Microsystems Corp.	3,342	53,004
*	Starent Networks Corp.	6,523	128,699
	StarTek, Inc.	2,385	9,826
* #	STEC, Inc.	6,224	59,750
* #	Stratasys, Inc.	2,463	23,054
*	SuccessFactors, Inc.	5,100	44,421
*	Sun Microsystems, Inc.	33,327	305,275
*	SunPower Corp.	1,784	45,242
* #	SunPower Corp. Class A	600	16,428
*	Super Micro Computer, Inc.	300	1,566
*	Supertex, Inc.	2,100	54,012
*	Switch and Data Facilities Co.	3,549	41,062
* #	Sybase, Inc.	10,935	371,353
*	Sycamore Networks, Inc.	41,087	121,207
*	Sykes Enterprises, Inc.	5,200	102,232
*	Symantec Corp.	87,115	1,502,734
*	Symmetricom, Inc.	5,609	27,933
* #	Synaptics, Inc.	3,300	107,184
*	Synchronoss Technologies, Inc.	3,200	42,496
*	SYNNEX Corp.	4,888	105,239
* #	Synopsys, Inc.	15,829	344,756
	Syntel, Inc.	5,200	144,144
	Take-Two Interactive Software, Inc.	2,800	25,424
*	Tech Data Corp.	5,300	152,587
*	TechTarget, Inc.	2,481	9,949
*	TechTeam Global, Inc.	1,479	7,676
*	Techwell, Inc.	1,671	12,315
* #	Tekelec	8,700	134,850
*	TeleCommunication Systems, Inc.	5,600	54,936
*	Tellabs, Inc.	54,566	285,926
*	Teradata Corp.	17,185	287,333
*	Teradyne, Inc.	23,470	139,412
* #	Terremark Worldwide, Inc.	6,700	26,063
*	Tessco Technologies, Inc.	876	8,015
* #	Tessera Technologies, Inc.	1,700	23,868
	Texas Instruments, Inc.	136,530	2,465,732
*	The Knot, Inc.	6,000	54,420
* #	THQ, Inc.	7,619	26,057
* #	TIBCO Software, Inc.	20,000	126,400
*	Tier Technologies, Inc. Class B	500	3,145
*	TNS, Inc.	2,000	33,700
*	Tollgrade Communications, Inc.	1,200	7,140
	Total System Services, Inc.	19,100	238,177
*	Travelzoo, Inc.	656	5,668
* #	Trimble Navigation, Ltd.	13,948	299,045

44

*	Triquint Semiconductor, Inc.	5,700	21,831
*	TTM Technologies, Inc.	4,100	30,422
* #	Tyler Technologies, Inc.	5,500	90,750
* #	Ultimate Software Group, Inc.	2,396	44,877
*	Ultratech, Inc.	3,800	51,376
*	Unica Corp.	2,600	12,454
	United Online, Inc.	9,350	49,555
*	Universal Display Corp.	4,458	50,331
*	ValueClick, Inc.	7,200	76,320
*	Varian Semiconductor Equipment Associates, Inc.	6,597	168,817
*	Veeco Instruments, Inc.	1,600	11,584
*	VeriFone Holdings, Inc.	6,500	48,815
* #	VeriSign, Inc.	18,532	381,389
* #	Viasat, Inc.	4,300	98,857
*	Vicon Industries, Inc.	900	4,905
*	Video Display Corp.	1,359	4,417
*	Vignette Corp.	2,200	18,172
*	Virage Logic Corp.	805	2,769
*	Virtusa Corp.	3,200	20,448
*	Vishay Intertechnology, Inc.	6,393	37,527
* #	VistaPrint, Ltd.	3,100	106,485
* #	VMware, Inc. Class A	5,857	152,751
* #	Vocus, Inc.	1,300	22,100
*	Volterra Semiconductor Corp.	1,900	21,831
	Wayside Technology Group, Inc.	252	1,814
*	Web.com Group, Inc.	2,905	12,085
*	Websense, Inc.	5,574	99,384
*	Western Digital Corp.	22,300	524,496
	Western Union Co.	49,827	834,602
*	Wind River Systems, Inc.	9,800	71,834
*	Wright Express Corp.	3,040	69,555
	Xerox Corp.	50,430	308,127
	Xilinx, Inc.	32,430	662,869
* #	Yahoo!, Inc.	85,250	1,218,223
* #	Zebra Technologies Corp. Class A	5,280	112,200
*	ZiLOG, Inc.	2,600	5,980
*	Zoran Corp.	10,989	98,242
*	Zygo Corp.	165	828
Total Information Technology			173,287,209

Materials — (3.0%)
	A. Schulman, Inc.	1,300	20,397
	A.M. Castle & Co.	2,388	23,140
*	AEP Industries, Inc.	800	16,264
	Air Products & Chemicals, Inc.	21,500	1,416,850
#	Airgas, Inc.	9,540	411,365
	AK Steel Holding Corp.	10,900	141,809
#	Albemarle Corp.	10,000	268,200
	Alcoa, Inc.	68,438	620,733
	Allegheny Technologies, Inc.	11,908	389,749
	AMCOL International Corp.	2,861	55,446
*	American Pacific Corp.	300	2,127
	American Vanguard Corp.	2,950	37,731
*	Amerigon, Inc.	1,000	5,650
	AptarGroup, Inc.	7,900	245,137

45

	Arch Chemicals, Inc.	2,400	58,032
	Ashland, Inc.	2,607	57,250
	Balchem Corp.	2,775	69,070
	Ball Corp.	10,822	408,206
	Bemis Co., Inc.	9,191	220,952
*	Brush Engineered Materials, Inc.	3,840	64,973
*	Buckeye Technologies, Inc.	3,300	16,995
*	Bway Holding Co.	4,700	43,804
	Cabot Corp.	3,500	51,100
	Calgon Carbon Corp.	5,700	96,786
	Carpenter Technology Corp.	5,175	106,967
	Celanese Corp. Class A	4,500	93,780
	CF Industries Holdings, Inc.	5,947	428,481
	Cliffs Natural Resources, Inc.	9,000	207,540
	Commercial Metals Co.	14,500	215,760
	Compass Minerals International, Inc.	2,800	135,016
*	Core Molding Technologies, Inc.	389	918
*	Crown Holdings, Inc.	18,400	405,720
	Cytec Industries, Inc.	3,600	71,496
	Deltic Timber Corp.	1,300	54,782
	Dow Chemical Co.	12,400	198,400
	du Pont (E.I.) de Nemours & Co.	66,200	1,846,980
	Eagle Materials, Inc.	4,719	131,188
	Eastman Chemical Co.	4,900	194,432
#	Ecolab, Inc.	24,925	960,859
	FMC Corp.	6,400	311,872
	Freeport-McMoRan Copper & Gold, Inc. Class B	33,373	1,423,358
	Friedman Industries, Inc.	1,199	6,439
	Gibraltar Industries, Inc.	3,140	21,038
	Greif, Inc. Class A	3,100	140,337
*	H&E Equipment Services, Inc.	3,500	26,355
	H.B. Fuller Co.	4,800	84,768
	Hawkins, Inc.	888	15,531
*	Haynes International, Inc.	1,800	40,644
*	Headwaters, Inc.	7,000	17,640
*	Hecla Mining Co.	18,800	46,436
*	Horsehead Holding Corp.	3,200	22,848
#	Huntsman Corp.	6,100	32,696
*	ICO, Inc.	1,200	2,964
	Innophos Holdings, Inc.	1,500	22,245
	Innospec, Inc.	400	3,144
#	International Flavors & Fragrances, Inc.	8,730	272,376
*	ION Geophysical Corp.	1,700	4,250
	Kaiser Aluminum Corp.	1,000	29,540
*	Kapstone Paper and Packaging Corp.	600	1,710
	KMG Chemicals, Inc.	1,500	8,190
	Koppers Holdings, Inc.	200	3,792
	Kronos Worldwide, Inc.	5,583	41,705
* #	Landec Corp.	3,992	26,986
	Louisiana-Pacific Corp.	6,600	26,862
*	LSB Industries, Inc.	1,900	22,762
	Lubrizol Corp.	7,800	337,116
#	Martin Marietta Materials, Inc.	4,500	378,135
	MeadWestavco Corp.	12,680	198,569
	Minerals Technologies, Inc.	1,600	59,504

46

* #	Mines Management, Inc.	1,170	1,814
#	Monsanto Co.	51,870	4,403,244
	Myers Industries, Inc.	2,466	24,734
#	Nalco Holding Co.	13,477	219,945
	NewMarket Corp.	1,989	125,307
#	Newmont Mining Corp.	48,660	1,958,078
	NL Industries, Inc.	7,200	87,192
*	Northern Technologies International Corp.	300	1,572
*	Northwest Pipe Co.	800	30,344
	Nucor Corp.	33,880	1,378,577
	Olin Corp.	8,155	102,753
	Olympic Steel, Inc.	1,600	29,344
*	OM Group, Inc.	2,800	78,008
* #	Owens-Illinois, Inc.	17,800	434,142
	P.H. Glatfelter Co.	5,000	44,400
	Packaging Corp. of America	8,900	141,243
*	Pactiv Corp.	17,100	373,806
*	Patriot Coal Corp.	4,492	28,300
	Penford Corp.	1,928	8,618
*	PolyOne Corp.	12,400	33,976
	PPG Industries, Inc.	17,533	772,329
#	Praxair, Inc.	29,500	2,200,995
*	Ready Mix, Inc.	800	2,360
	Reliance Steel & Aluminum Co.	7,700	271,271
	Rock-Tenn Co. Class A	4,400	166,144
*	Rockwood Holdings, Inc.	4,680	57,564
*	Rosetta Resources, Inc.	4,200	29,610
	Royal Gold, Inc.	4,600	166,336
	RPM International, Inc.	14,000	193,480
* #	RTI International Metals, Inc.	2,100	27,321
#	Schnitzer Steel Industries, Inc. Class A	2,724	135,001
	Schweitzer-Maudoit International, Inc.	2,340	53,750
	Sealed Air Corp.	14,860	283,232
	Sensient Technologies Corp.	6,270	146,593
#	Sigma-Aldrich Corp.	16,135	707,358
	Silgan Holdings, Inc.	4,730	219,898
*	Solitario Exploration & Royalty Corp.	1,533	1,702
	Sonoco Products Co.	11,480	280,227
	Southern Copper Corp.	82,500	1,532,025
	Spartech Corp.	2,300	9,039
	Steel Dynamics, Inc.	21,700	270,165
	Stepan Co.	1,391	55,042
*	Stillwater Mining Co.	7,400	33,374
*	Symyx Technologies, Inc.	4,500	21,780
	Synalloy Corp.	1,037	6,253
#	Temple-Inland, Inc.	3,800	45,372
	Terra Industries, Inc.	9,200	243,800
#	Texas Industries, Inc.	1,400	44,772
	The Mosaic Co.	40,900	1,654,405
#	The Scotts Miracle-Gro Co. Class A	6,660	224,908
#	Titanium Metals Corp.	21,223	144,104
*	United States Lime & Minerals, Inc.	804	31,155
#	United States Steel Corp.	12,000	318,600
* #	US Gold Corp.	800	1,592
	Valhi, Inc.	10,595	112,731

47

	Valspar Corp.	14,200	340,800
	Vulcan Materials Co.	11,051	525,475
*	W.R. Grace & Co.	6,000	52,980
	Wausau Paper Corp.	6,000	52,380
	Westlake Chemical Corp.	7,334	137,146
	Weyerhaeuser Co.	23,741	837,108
	Worthington Industries, Inc.	9,349	139,300
	Zep, Inc.	2,526	34,177
* #	Zoltek Companies, Inc.	1,987	15,638
Total Materials			35,528,586

Other — (0.0%)
* ●	Petrocorp, Inc. Escrow Shares	100	6

Telecommunication Services — (3.0%)
	Alaska Communications Systems Group, Inc.	4,500	27,135
*	American Tower Corp.	51,215	1,626,588
	Arbinet-thexchange, Inc.	4,100	7,749
	AT&T, Inc.	699,221	17,914,042
* #	Cbeyond, Inc.	2,895	59,000
*	Centennial Communications Corp.	15,700	129,839
#	CenturyTel, Inc.	12,891	349,991
*	Cincinnati Bell, Inc.	16,300	45,477
* #	Cogent Communications Group, Inc.	4,400	37,136
	Consolidated Communications Holdings, Inc.	3,313	37,271
* #	Crown Castle International Corp.	20,300	497,756
	D&E Communications, Inc.	2,499	13,994
	Embarq Corp.	11,329	414,188
	Frontier Communications Corp.	35,300	250,983
*	General Communications, Inc. Class A	6,191	47,423
	Hickory Tech Corp.	2,200	12,628
	Iowa Telecommunications Services, Inc.	2,200	28,996
*	Leap Wireless International, Inc.	7,825	282,248
*	MetroPCS Communications, Inc.	33,360	570,122
*	NeuStar, Inc.	8,970	170,520
* #	NII Holdings, Inc.	14,852	240,008
	NTELOS Holdings Corp.	4,000	63,920
*	Occam Networks, Inc.	571	1,570
* #	PAETEC Holding Corp.	2,200	6,754
*	Premiere Global Services, Inc.	5,500	57,970
#	Qwest Communications International, Inc.	188,264	732,347
#	Regal Entertainment Group	15,050	196,553
* #	SBA Communications Corp.	12,860	324,072
	Shenandoah Telecommunications Co.	3,200	62,816
*	Spark Networks, Inc.	3,300	7,920
*	Sprint Nextel Corp.	257,478	1,122,604
	SureWest Communications	2,098	13,511
*	Syniverse Holdings, Inc.	7,480	94,248
	Telephone & Data Systems, Inc.	7,365	211,155
	Telephone & Data Systems, Inc. Special Shares	8,408	217,263
*	tw telecom, inc.	10,000	91,900
*	United States Cellular Corp.	7,100	241,400
	USA Mobility, Inc.	3,500	38,920
	Verizon Communications, Inc.	304,525	9,239,289
	Windstream Corp.	47,108	390,996

48

*	Xeta Corp.	1,100	2,167
Total Telecommunication Services			35,880,469

Utilities — (2.9%)
*	AES Corp.	75,463	533,523
	AGL Resources, Inc.	5,600	174,552
#	Allegheny Energy, Inc.	14,800	383,616
	ALLETE, Inc.	2,600	67,704
	Alliant Energy Corp.	10,535	235,563
#	Ameren Corp.	8,100	186,462
	American Electric Power Co., Inc.	36,878	972,842
	American States Water Co.	1,900	65,607
#	Aqua America, Inc.	13,867	254,459
	Artesian Resources Corp. Class A	471	6,905
	Atmos Energy Corp.	9,030	223,131
	Avista Corp.	3,900	58,695
*	Cadiz, Inc.	1,704	10,309
	California Water Service Group	1,914	74,703
* #	Calpine Corp.	19,212	155,809
	CenterPoint Energy, Inc.	27,700	294,728
	Central Vermont Public Service Corp.	1,249	21,433
	CH Energy Group, Inc.	1,800	79,992
	Chesapeake Utilities Corp.	975	28,558
	Cleco Corp.	6,902	145,563
	CMS Energy Corp.	2,900	34,858
	Connecticut Water Services, Inc.	300	6,222
	Consolidated Edison, Inc.	30,300	1,125,039
#	Constellation Energy Group	7,100	170,968
	Delta Natural Gas Co., Inc.	360	7,470
#	Dominion Resources, Inc.	53,400	1,610,544
#	DPL, Inc.	7,100	159,253
#	DTE Energy Co.	14,000	413,980
	Duke Energy Corp.	128,264	1,771,326
* #	Dynegy, Inc.	6,900	12,282
	Edison International	24,400	695,644
*	El Paso Electric Co.	3,400	46,920
#	Empire District Electric Co.	3,470	51,946
	Energen Corp.	5,300	191,436
	Energy West, Inc.	1,050	8,925
	Entergy Corp.	20,000	1,295,400
	EQT Corp.	5,500	184,965
#	Exelon Corp.	49,600	2,288,048
	FirstEnergy Corp.	26,100	1,067,490
#	FPL Group, Inc.	39,026	2,099,209
#	Great Plains Energy, Inc.	5,200	75,244
#	Hawaiian Electric Industries, Inc.	8,000	124,320
	IDACORP, Inc.	2,600	62,322
#	Integrys Energy Group, Inc.	5,801	153,204
#	ITC Holdings Corp.	5,700	248,121
	Laclede Group, Inc.	2,600	90,168
	MDU Resources Group, Inc.	16,200	284,634
	MGE Energy, Inc.	2,398	73,571
	Middlesex Water Co.	1,920	27,072
*	Mirant Corp.	19,500	248,235
#	National Fuel Gas Co.	6,200	202,802

49

#	New Jersey Resources Corp.	4,800	158,016
#	Nicor, Inc.	4,300	138,202
	NiSource, Inc.	8,100	89,019
	Northeast Utilities, Inc.	16,640	349,773
	Northwest Natural Gas Co.	2,997	122,577
	NorthWestern Corp.	2,900	60,668
*	NRG Energy, Inc.	23,600	424,328
	NSTAR	11,700	367,497
	NV Energy, Inc.	12,200	125,050
	OGE Energy Corp.	7,100	182,541
	Oneok, Inc.	9,200	240,764
#	Ormat Technologies, Inc.	5,400	190,080
	Otter Tail Corp.	3,301	73,216
#	Pepco Holdings, Inc.	14,600	174,470
#	PG&E Corp.	39,200	1,455,104
#	Piedmont Natural Gas Co.	8,400	205,128
	Pinnacle West Capital Corp.	10,000	273,800
	PNM Resources, Inc.	6,620	56,402
	Portland General Electric Co.	3,700	67,599
#	PPL Corp.	31,800	951,138
	Progress Energy, Inc.	28,950	987,774
	Public Service Enterprise Group, Inc.	57,591	1,718,515
	Questar Corp.	19,299	573,566
*	Reliant Energy, Inc.	26,699	132,427
	RGC Resources, Inc.	100	2,550
	SCANA Corp.	12,320	372,310
#	Sempra Energy	25,400	1,168,908
	SJW Corp.	2,756	69,451
	South Jersey Industries, Inc.	3,300	114,543
	Southern Co.	83,600	2,414,368
	Southern Union Co.	10,948	174,183
	Southwest Gas Corp.	4,900	99,029
	Southwest Water Co.	2,170	12,456
	TECO Energy, Inc.	11,700	123,903
	UGI Corp.	11,600	266,104
	UIL Holdings Corp.	1,833	42,324
	Unisource Energy Corp.	3,700	97,384
	Vectren Corp.	8,200	181,794
	Westar Energy, Inc.	9,700	170,041
	WGL Holdings, Inc.	3,807	118,550
	Wisconsin Energy Corp.	12,590	503,096
#	Xcel Energy, Inc.	42,000	774,480
Total Utilities			34,628,900

TOTAL COMMON STOCKS			964,178,571

RIGHTS/WARRANTS — (0.0%)
* ●	BioMimetic Therapeutics, Inc. Rights 06/15/09	2,646	—
*	Deltek, Inc. Rights	600	—
* ●	Kona Grill, Inc. Rights 05/22/09	320	240
TOTAL RIGHTS/WARRANTS			240

50

TEMPORARY CASH INVESTMENTS — (0.5%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	5,835,771	5,835,771

SECURITIES LENDING COLLATERAL — (18.8%)
§ @	DFA Short Term Investment Fund LP	223,979,899	223,979,899

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $1,483,872 FNMA 6.000%, 08/01/37 & 7.000%, 12/01/37, valued at $1,376,851) to be repurchased at $1,336,754	$1,337	1,336,748

TOTAL SECURITIES LENDING COLLATERAL			225,316,647

TOTAL INVESTMENTS - (100.0%) (Cost $1,162,503,851)			$1,195,331,229

See accompanying Notes to Financial Statements.

51

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

		Shares	Value†

COMMON STOCKS — (87.7%)
Consumer Discretionary — (13.7%)
*	1-800-FLOWERS.COM, Inc.	600	$1,752
*	A.C. Moore Arts & Crafts, Inc.	400	1,180
#	Aaron’s, Inc.	1,000	33,560
#	Abercrombie & Fitch Co.	400	10,824
	Advance Auto Parts, Inc.	800	35,000
* #	Aeropostale, Inc.	1,050	35,669
	Aldila, Inc.	200	816
*	Amazon.com, Inc.	1,500	120,780
	American Axle & Manufacturing Holdings, Inc.	1,500	1,500
	American Eagle Outfitters, Inc.	9,400	139,308
*	America’s Car-Mart, Inc.	400	6,488
* #	AnnTaylor Stores Corp.	1,200	8,868
*	Apollo Group, Inc. Class A	600	37,770
#	Arbitron, Inc.	300	6,246
	ArvinMeritor, Inc.	2,100	2,604
	Asbury Automotive Group, Inc.	800	7,736
*	ATC Technology Corp.	700	11,123
*	Audiovox Corp. Class A	1,100	6,116
*	AutoNation, Inc.	3,700	65,527
*	Autozone, Inc.	200	33,278
*	Ballantyne of Omaha, Inc.	500	1,175
	Barnes & Noble, Inc.	1,700	44,404
*	Barry (R.G.) Corp.	300	1,806
	Beasley Broadcast Group, Inc.	300	684
	bebe stores, inc.	1,700	15,640
* #	Bed Bath and Beyond, Inc.	800	24,336
	Belo Corp.	600	1,140
	Belo Corp. Class A	3,000	5,100
#	Best Buy Co., Inc.	1,140	43,753
*	Big Lots, Inc.	1,900	52,516
	Black & Decker Corp.	900	36,270
#	Blockbuster, Inc. Class A	1,220	976
* #	Blue Nile, Inc.	200	8,512
*	Bluegreen Corp.	500	955
	Blyth, Inc.	275	12,122
	Bob Evans Farms, Inc.	1,000	24,250
	Books-A-Million, Inc.	600	3,444
	BorgWarner, Inc.	1,400	40,530
	Brinker International, Inc.	1,600	28,352
*	Brink’s Home Security Holdings, Inc.	1,100	29,238
	Brookfield Homes Corp.	1,400	7,350
	Brown Shoe Company, Inc.	1,000	6,430
#	Buckle, Inc.	900	33,633
* #	Buffalo Wild Wings, Inc.	400	15,616

1

	Building Materials Holding Corp.	200	50
* #	Cabela’s, Inc.	1,300	16,653
*	Cache, Inc.	600	2,730
*	California Coastal Communities, Inc.	300	399
	Callaway Golf Co.	1,780	13,439
*	Career Education Corp.	2,100	46,284
* #	CarMax, Inc.	3,100	39,556
	Carnival Corp.	11,400	306,432
*	Carriage Services, Inc.	700	1,841
*	Carter’s, Inc.	1,200	25,656
*	Casual Male Retail Group, Inc.	800	1,016
	Cato Corp. Class A	900	17,298
*	Cavalier Homes, Inc.	700	1,162
*	Cavco Industries, Inc.	200	4,688
	CBS Corp. Class A	200	1,432
	CBS Corp. Class B	6,200	43,648
*	CEC Entertainment, Inc.	500	15,230
#	Centex Corp.	1,600	17,504
*	Champion Enterprises, Inc.	1,800	1,044
* #	Charter Communications, Inc.	5,800	209
*	Cheesecake Factory, Inc.	2,000	34,740
*	Chico’s FAS, Inc.	1,100	8,404
*	Chipotle Mexican Grill, Inc. Class B	160	10,482
#	Choice Hotels International, Inc.	700	20,951
	Christopher & Banks Corp.	700	3,892
*	Citi Trends, Inc.	200	4,912
*	Coach, Inc.	500	12,250
*	Coinstar, Inc.	800	28,472
*	Coldwater Creek, Inc.	1,000	3,450
	Collectors Universe, Inc.	330	1,323
	Columbia Sportswear Co.	600	18,432
	Comcast Corp. Class A	10,200	157,692
	Comcast Corp. Special Class A	6,900	101,292
* #	Conn’s, Inc.	700	11,508
	Cooper Tire & Rubber Co.	2,100	17,367
* #	Corinthian Colleges, Inc.	2,400	36,960
*	Cox Radio, Inc.	1,200	5,760
	Cracker Barrel Old Country Store, Inc.	400	13,044
	Craftmade International, Inc.	72	148
*	Crown Media Holdings, Inc.	1,400	4,326
	CSS Industries, Inc.	300	5,958
*	Culp, Inc.	500	2,205
*	Cybex International, Inc.	500	548
#	D.R. Horton, Inc.	2,300	30,015
	Darden Restaurants, Inc.	700	25,879
*	Deckers Outdoor Corp.	200	11,304
*	Design Within Reach, Inc.	500	435
	DeVry, Inc.	700	29,792
*	DG FastChannel, Inc.	600	13,998
* #	Dick’s Sporting Goods, Inc.	900	17,100
	DineEquity, Inc.	900	28,836
*	Discovery Communications, Inc.	3,700	64,824
*	DISH Network Corp.	300	3,975
	Disney (Walt) Co.	29,100	637,290
*	Dixie Group, Inc.	400	776

2

* #	Dollar Tree, Inc.	2,200	93,148
*	Domino’s Pizza, Inc.	600	5,664
*	Drew Industries, Inc.	600	8,568
	E.W. Scripps Co.	366	721
#	Eastman Kodak Co.	3,800	11,590
*	Emerson Radio Corp.	700	448
	Emmis Communications Corp. Class A	1,000	350
	Entercom Communications Corp.	700	1,162
*	Entravision Communications Corp.	2,100	1,071
#	Ethan Allen Interiors, Inc.	1,000	13,450
	Family Dollar Stores, Inc.	2,100	69,699
*	Famous Dave’s of America, Inc.	400	2,704
	Finish Line, Inc. Class A	2,300	19,550
	Foot Locker, Inc.	8,500	101,065
*	Ford Motor Co.	48,399	289,426
*	Fossil, Inc.	1,600	32,256
*	Franklin Covey Co.	700	2,933
* #	Fuel Systems Solutions, Inc.	500	7,635
	Furniture Brands International, Inc.	1,100	3,476
*	GameStop Corp. Class A	3,400	102,544
*	GameTech International, Inc.	300	402
	Gannett Co., Inc.	3,200	12,512
	Gap, Inc.	3,400	52,836
* #	Gaylord Entertainment Co.	1,200	16,728
#	General Motors Corp.	5,100	9,792
	Gentex Corp.	1,600	21,392
	Genuine Parts Co.	2,300	78,108
*	G-III Apparel Group, Ltd.	600	4,812
*	Goodyear Tire & Rubber Co.	3,700	40,663
*	Great Wolf Resorts, Inc.	400	1,476
	Group 1 Automotive, Inc.	500	10,650
* #	GSI Commerce, Inc.	800	11,368
#	Guess?, Inc.	300	7,812
*	Gymboree Corp.	700	24,080
	H&R Block, Inc.	1,300	19,682
* #	Hanesbrands, Inc.	700	11,522
#	Harley-Davidson, Inc.	1,700	37,672
	Harman International Industries, Inc.	200	3,638
	Harte-Hanks, Inc.	1,200	9,912
	Hasbro, Inc.	600	15,996
*	Hawk Corp.	440	6,314
*	Hayes Lemmerz International, Inc.	2,800	473
	Hearst-Argyle Television, Inc.	600	2,700
*	Helen of Troy, Ltd.	709	11,309
*	Hollywood Media Corp.	1,200	1,152
	Home Depot, Inc.	10,200	268,464
	Hooker Furniture Corp.	200	2,344
* #	Hovnanian Enterprises, Inc. Class A	2,600	7,202
*	Iconix Brand Group, Inc.	1,600	22,816
	Interactive Data Corp.	2,100	47,208
	Interface, Inc. Class A	1,300	7,527
	International Speedway Corp. Class A	900	21,312
*	Interpublic Group of Companies, Inc.	7,100	44,446
*	iRobot Corp.	700	8,029
*	ITT Educational Services, Inc.	400	40,308

3

*	J. Alexander’s Corp.	150	600
#	J.C. Penney Co., Inc.	1,600	49,104
*	Jack in the Box, Inc.	1,600	39,344
	Jackson Hewitt Tax Service, Inc.	900	4,401
*	JAKKS Pacific, Inc.	1,500	18,975
*	Jarden Corp.	1,700	34,170
*	Jo-Ann Stores, Inc.	700	12,824
#	Johnson Controls, Inc.	9,100	172,991
	Johnson Outdoors, Inc.	300	1,902
* #	Jos. A. Bank Clothiers, Inc.	400	16,176
	Kenneth Cole Productions, Inc. Class A	300	2,076
	Kimball International, Inc. Class B	600	3,294
*	Knology, Inc.	400	2,840
*	Kohl’s Corp.	1,100	49,885
*	Kona Grill, Inc.	200	420
	KSW, Inc.	300	813
	K-Swiss, Inc. Class A	500	5,020
*	Lakeland Industries, Inc.	200	1,498
* #	Lamar Advertising Co.	300	5,070
*	Lazare Kaplan International, Inc.	300	402
*	Lear Corp.	2,200	1,760
#	Lee Enterprises, Inc.	1,000	380
	Leggett & Platt, Inc.	3,100	44,516
	Lennar Corp. Class A	2,500	24,350
	Lennar Corp. Class B	240	1,855
	Libbey, Inc.	600	732
*	Liberty Global, Inc. Class A	2,000	32,980
*	Liberty Global, Inc. Series C	1,100	17,996
*	Liberty Media Corp. - Entertainment Class A	18,600	452,910
*	Liberty Media Corp. Capital Class A	1,100	12,870
*	Liberty Media Corp. Interactive Class A	18,000	95,400
*	Life Time Fitness, Inc.	400	7,504
#	Lifetime Brands, Inc.	500	1,405
	Limited Brands, Inc.	7,500	85,650
*	LIN TV Corp.	800	1,280
*	Lincoln Educational Services Corp.	800	13,272
*	Live Nation, Inc.	2,100	8,211
*	LKQ Corp.	2,000	33,960
*	Lodgenet Entertainment Corp.	400	1,624
*	Lodgian, Inc.	900	2,313
	Lowe’s Companies, Inc.	8,900	191,350
*	Luby’s, Inc.	1,000	5,360
	Macy’s, Inc.	13,400	183,312
*	Maidenform Brands, Inc.	300	3,825
	Marine Products Corp.	1,100	5,115
#	Marriott International, Inc. Class A	600	14,136
*	Martha Stewart Living Omnimedia, Inc.	200	724
* #	Marvel Entertainment, Inc.	600	17,904
	Mattel, Inc.	2,100	31,416
	Matthews International Corp. Class A	900	28,188
	McDonald’s Corp.	4,000	213,160
	McGraw-Hill Companies, Inc.	300	9,045
	MDC Holdings, Inc.	1,500	51,270
	Media General, Inc. Class A	500	1,300
*	Mediacom Communications Corp.	900	5,121

4

#	Meredith Corp.	900	22,572
*	Meritage Homes Corp.	1,600	33,296
*	Midas, Inc.	200	2,000
	Modine Manufacturing Co.	1,000	3,820
* #	Mohawk Industries, Inc.	1,980	93,674
#	Monro Muffler Brake, Inc.	650	16,231
*	Morningstar, Inc.	240	9,521
	Movado Group, Inc.	600	5,502
*	Nathan’s Famous, Inc.	200	2,810
* #	Netflix, Inc.	400	18,124
*	New Motion, Inc.	338	314
	Newell Rubbermaid, Inc.	6,900	72,105
	News Corp. Class A	12,600	104,076
#	News Corp. Class B	2,460	22,435
	NIKE, Inc. Class B	700	36,729
#	Nordstrom, Inc.	500	11,315
	Nutri/System, Inc.	200	2,748
	Omnicom Group, Inc.	1,000	31,470
	Orleans Homebuilders, Inc.	500	1,050
	O’Charleys, Inc.	500	3,485
* #	O’Reilly Automotive, Inc.	2,700	104,895
*	Outdoor Channel Holdings, Inc.	1,000	7,480
* #	Overstock.com, Inc.	300	4,044
	Oxford Industries, Inc.	400	3,896
* #	P.F. Chang’s China Bistro, Inc.	800	24,144
*	Pacific Sunwear of California, Inc.	1,400	5,670
*	Palm Harbor Homes, Inc.	700	2,128
*	Panera Bread Co.	500	28,005
*	Papa John’s International, Inc.	500	13,270
*	PC Mall, Inc.	400	2,560
#	Penske Automotive Group, Inc.	2,600	34,450
*	Perry Ellis International, Inc.	400	2,932
	PetSmart, Inc.	1,500	34,320
	Phillips-Van Heusen Corp.	1,300	37,739
#	Polaris Industries, Inc.	400	13,380
#	Polo Ralph Lauren Corp.	200	10,768
* #	Premier Exhibitions, Inc.	300	225
#	Pre-Paid Legal Services, Inc.	168	6,187
*	Priceline.com, Inc.	200	19,418
*	Princeton Review, Inc.	800	3,472
	Pulte Homes, Inc.	1,700	19,567
*	Quiksilver, Inc.	5,600	9,240
*	R.H. Donnelley Corp.	1,100	154
#	RadioShack Corp.	3,000	42,240
*	RC2 Corp.	500	5,655
	RCN Corp.	800	3,280
*	Red Lion Hotels Corp.	600	2,742
*	Red Robin Gourmet Burgers, Inc.	600	14,730
	Regis Corp.	1,500	28,710
*	Rentrak Corp.	400	3,880
	Ross Stores, Inc.	500	18,970
*	Rubio’s Restaurants, Inc.	200	1,070
	Ryland Group, Inc.	200	4,142
*	Saga Communications, Inc.	100	931
	Salem Communications Corp.	400	252

5

*	Sally Beauty Holdings, Inc.	3,700	27,380
	Sauer-Danfoss, Inc.	2,300	9,545
	Scripps Networks Interactive	800	21,952
* #	Sears Holdings Corp.	900	56,223
	Service Corp. International	12,800	57,984
#	Sherwin-Williams Co.	600	33,984
	Shiloh Industries, Inc.	700	1,750
	Sinclair Broadcast Group, Inc. Class A	2,700	2,997
*	Skechers U.S.A., Inc. Class A	700	8,190
	Skyline Corp.	200	4,146
*	Smith & Wesson Holding Corp.	400	2,868
	Snap-On, Inc.	1,600	54,272
#	Sonic Automotive, Inc.	600	3,096
* #	Sonic Corp.	1,200	13,104
#	Sotheby’s Class A	1,600	18,576
* #	Source Interlink Companies, Inc.	700	71
*	Spanish Broadcasting System, Inc.	1,000	180
	Spartan Motors, Inc.	700	5,649
	Speedway Motorsports, Inc.	1,500	22,500
*	Stamps.com, Inc.	700	6,552
	Standard Pacific Corp.	3,900	7,293
	Staples, Inc.	2,720	56,086
*	Starbucks Corp.	700	10,122
#	Starwood Hotels & Resorts Worldwide, Inc.	700	14,602
*	Steven Madden, Ltd.	500	14,710
#	Strayer Education, Inc.	200	37,882
	Sturm Ruger & Co., Inc.	500	6,155
#	Superior Industries International, Inc.	800	12,064
	Superior Uniform Group, Inc.	200	1,526
	Systemax, Inc.	988	16,658
	Tandy Brand Accessories, Inc.	100	213
*	Tandy Leather Factory, Inc.	300	825
	Target Corp.	3,000	123,780
#	Tempur-Pedic International, Inc.	700	9,002
*	Tenneco Automotive, Inc.	1,300	3,978
* #	Texas Roadhouse, Inc.	2,100	23,898
*	The Children’s Place Retail Stores, Inc.	300	8,532
* #	The DIRECTV Group, Inc.	2,500	61,825
* #	The Dress Barn, Inc.	1,200	18,168
	The Marcus Corp.	700	8,890
	The McClatchey Co.	200	106
	The Men’s Wearhouse, Inc.	1,200	22,368
	The New York Times Co. Class A	5,400	29,052
	The Stanley Works	1,100	41,833
*	The Steak n Shake Co.	1,000	11,560
#	The TJX Companies, Inc.	1,200	33,564
*	The Walking Co. Holdings, Inc.	300	570
#	Thor Industries, Inc.	1,300	29,887
	Tiffany & Co.	600	17,364
* #	Timberland Co. Class A	1,000	16,240
	Time Warner Cable, Inc.	3,380	108,937
	Time Warner, Inc.	13,466	293,963
* #	TiVo, Inc.	1,400	10,500
*	Toll Brothers, Inc.	2,800	56,728
*	Tractor Supply Co.	900	36,342

6

* #	True Religion Apparel, Inc.	700	11,032
*	TRW Automotive Holdings Corp.	3,100	26,722
	Tupperware Corp.	600	15,018
*	Tween Brands, Inc.	600	1,752
* #	Under Armour, Inc. Class A	200	4,708
*	Unifi, Inc.	2,400	2,160
	Unifirst Corp.	440	16,408
*	Universal Electronics, Inc.	500	9,370
*	Universal Technical Institute, Inc.	500	7,120
*	Urban Outfitters, Inc.	1,000	19,490
	V.F. Corp.	1,480	87,720
*	Vail Resorts, Inc.	1,000	29,200
*	Viacom, Inc. Class A	200	4,130
*	Viacom, Inc. Class B	1,600	30,784
	Virco Manufacturing Corp.	485	1,542
* #	Volcom, Inc.	300	4,047
*	Warnaco Group, Inc.	1,500	43,260
	Weight Watchers International, Inc.	400	9,952
	Wendy’s/Arby’s Group, Inc.	3,425	17,125
#	Whirlpool Corp.	2,400	108,384
	Wiley (John) & Sons, Inc. Class A	1,140	38,646
*	Williams Controls, Inc.	200	1,080
	Williams-Sonoma, Inc.	2,500	35,000
	Winnebago Industries, Inc.	500	4,405
	Wolverine World Wide, Inc.	1,300	27,079
	World Wrestling Entertainment, Inc.	700	7,490
	Wyndham Worldwide Corp.	4,200	49,056
*	Xerium Technologies, Inc.	1,300	1,079
	Yum! Brands, Inc.	800	26,680
* #	Zale Corp.	200	744
* #	Zumiez, Inc.	300	3,618
Total Consumer Discretionary			9,751,970

Consumer Staples — (6.6%)
	Alberto-Culver Co.	2,200	49,038
	Alico, Inc.	200	5,306
#	Andersons, Inc.	600	9,642
	Archer-Daniels-Midland Co.	5,900	145,258
	Avon Products, Inc.	1,100	25,036
* #	BJ’s Wholesale Club, Inc.	1,900	63,346
	Calavo Growers, Inc.	300	4,263
#	Cal-Maine Foods, Inc.	600	15,882
	Campbell Soup Co.	800	20,576
*	Caribou Coffee Co.	600	2,400
	Casey’s General Stores, Inc.	1,600	42,576
*	Central Garden & Pet Co.	500	4,810
#	Chiquita Brands International, Inc.	1,600	12,112
	Church & Dwight Co., Inc.	1,900	103,379
	Clorox Co.	500	28,025
	Coca-Cola Co.	4,400	189,420
	Coca-Cola Enterprises, Inc.	3,480	59,369
	Colgate-Palmolive Co.	900	53,100
	ConAgra, Inc.	6,300	111,510
	Corn Products International, Inc.	3,400	81,260
	Costco Wholesale Corp.	1,700	82,620

7

*	Darling International, Inc.	1,800	10,296
*	Dean Foods Co.	2,480	51,336
	Del Monte Foods Co.	7,200	54,360
	Diamond Foods, Inc.	500	13,095
*	Elizabeth Arden, Inc.	1,000	8,660
* #	Energizer Holdings, Inc.	200	11,460
	Estee Lauder Companies, Inc.	400	11,960
	Farmer Brothers Co.	500	9,875
#	Flowers Foods, Inc.	2,100	48,510
	General Mills, Inc.	1,400	70,966
	Great Atlantic & Pacific Tea, Inc.	1,400	10,276
* #	Green Mountain Coffee, Inc.	400	28,924
*	Hain Celestial Group, Inc.	1,300	21,697
	Heinz (H.J.) Co.	600	20,652
	Hormel Foods Corp.	1,800	56,322
	Ingles Market, Inc. Class A	300	4,683
	Inter Parfums, Inc.	750	5,820
	J & J Snack Foods Corp.	600	23,256
	J.M. Smucker Co.	1,720	67,768
	Kellogg Co.	700	29,477
	Kimberly-Clark Corp.	900	44,226
	Kraft Foods, Inc.	16,003	374,470
#	Lancaster Colony Corp.	1,200	52,560
	Lance, Inc.	1,000	23,160
* #	Lifeway Foods, Inc.	200	1,804
*	Maui Land & Pineapple Co., Inc.	240	1,524
#	McCormick & Co., Inc.	500	14,725
	Nash-Finch Co.	400	11,716
*	National Beverage Corp.	700	7,371
*	Omega Protein Corp.	700	2,233
*	Pantry, Inc.	800	18,896
*	Parlux Fragrances, Inc.	700	1,680
*	Peet’s Coffee & Tea, Inc.	400	10,912
	PepsiAmericas, Inc.	3,000	73,710
	PepsiCo, Inc.	2,900	144,304
#	Pilgrim’s Pride Corp.	1,380	5,520
	PriceSmart, Inc.	900	16,065
	Procter & Gamble Co.	13,300	657,552
	Ralcorp Holdings, Inc.	800	45,728
	Rocky Mountain Chocolate Factory, Inc.	200	1,238
	Ruddick Corp.	1,600	41,056
	Safeway, Inc.	3,600	71,100
#	Sanderson Farms, Inc.	600	23,940
*	Sanfilippo (John B.) & Son, Inc.	200	1,140
	Sara Lee Corp.	4,000	33,280
*	Smithfield Foods, Inc.	4,000	34,560
	Spartan Stores, Inc.	700	11,389
	SUPERVALU, Inc.	4,700	76,845
	Sysco Corp.	1,300	30,329
	Tasty Baking Co.	300	1,275
	The Hershey Co.	300	10,842
	The Kroger Co.	2,300	49,726
#	Tootsie Roll Industries, Inc.	1,273	30,998
	Tyson Foods, Inc. Class A	6,500	68,510
* #	United Natural Foods, Inc.	1,200	27,336

8

	Wal-Mart Stores, Inc.	17,400	876,960
	WD-40 Co.	400	10,824
	Weis Markets, Inc.	788	29,148
#	Whole Foods Market, Inc.	4,200	87,066
Total Consumer Staples			4,694,039

Energy — (10.9%)
*	Allis-Chalmers Energy, Inc.	1,200	2,316
	Alon USA Energy, Inc.	1,300	16,510
*	Alpha Natural Resources, Inc.	1,500	30,720
	Anadarko Petroleum Corp.	4,100	176,546
	Apache Corp.	5,769	420,329
#	Arch Coal, Inc.	1,500	20,955
*	Arena Resources, Inc.	320	9,174
	Atlas America, Inc.	1,200	18,672
*	ATP Oil & Gas Corp.	500	3,580
*	Atwood Oceanics, Inc.	600	13,392
#	Baker Hughes, Inc.	600	21,348
*	Basic Energy Services, Inc.	800	8,160
	Berry Petroleum Corp. Class A	1,000	16,480
*	Bill Barret Corp.	1,300	33,774
	BJ Services Co.	3,900	54,171
*	Brigham Exploration Co.	1,500	3,510
* #	Bristow Group, Inc.	700	15,932
*	Bronco Drilling Co., Inc.	500	2,745
	Cabot Oil & Gas Corp.	2,200	66,418
*	Callon Petroleum Co.	1,100	1,936
*	Cameron International Corp.	800	20,464
#	CARBO Ceramics, Inc.	600	18,426
*	Carrizo Oil & Gas, Inc.	700	8,631
*	Cheniere Energy, Inc.	900	3,546
	Chesapeake Energy Corp.	5,100	100,521
	Chevron Corp.	19,500	1,288,950
	Cimarex Energy Co.	2,700	72,630
*	Clayton Williams Energy, Inc.	300	9,009
*	CNX Gas Corp.	700	18,025
*	Complete Production Services, Inc.	2,100	14,028
* #	Comstock Resources, Inc.	1,300	44,798
	ConocoPhillips	13,100	537,100
	CONSOL Energy, Inc.	800	25,024
*	Contango Oil & Gas Co.	300	11,367
*	Dawson Geophysical Co.	200	3,932
* #	Delta Petroleum Corp.	1,000	2,940
*	Denbury Resources, Inc.	1,200	19,536
	Devon Energy Corp.	4,100	212,585
#	Diamond Offshore Drilling, Inc.	300	21,723
*	Dresser-Rand Group, Inc.	1,100	27,093
*	Dril-Quip, Inc.	700	24,066
*	Edge Petroleum Corp.	600	120
	El Paso Corp.	6,600	45,540
*	Encore Acquisition Co.	1,700	49,623
*	Energy Partners, Ltd.	1,000	130
	ENSCO International, Inc.	2,100	59,388
	EOG Resources, Inc.	2,602	165,175
*	Evolution Petroleum Corp.	1,000	2,290

9

	Exxon Mobil Corp.	13,700	913,379
* #	FMC Technologies, Inc.	600	20,538
*	Forest Oil Corp.	2,100	33,600
	Foundation Coal Holdings, Inc.	800	12,992
	Frontier Oil Corp.	400	5,084
*	FX Energy, Inc.	300	1,128
* #	Goodrich Petroleum Corp.	400	9,172
	Gulf Island Fabrication, Inc.	520	6,729
*	Gulfmark Offshore, Inc.	800	21,504
*	Gulfport Energy Corp.	900	2,673
	Halliburton Co.	1,600	32,352
*	Harvest Natural Resources, Inc.	1,300	6,630
*	Helix Energy Solutions Group, Inc.	1,600	14,544
#	Helmerich & Payne, Inc.	2,000	61,640
*	Hercules Offshore, Inc.	700	2,240
	Hess Corp.	2,980	163,274
*	HKN, Inc.	400	680
#	Holly Corp.	600	12,576
* #	Hornbeck Offshore Services, Inc.	900	20,907
*	Infinity, Inc.	700	343
	Lufkin Industries, Inc.	400	13,960
	Marathon Oil Corp.	6,200	184,140
*	Mariner Energy, Inc.	2,500	28,450
#	Massey Energy Co.	1,800	28,638
*	Matrix Service Co.	300	2,874
* #	McMoran Exploration Co.	800	4,392
*	Meridian Resource Corp.	894	241
*	Mitcham Industries, Inc.	300	1,350
	Murphy Oil Corp.	3,041	145,086
*	NATCO Group, Inc. Class A	500	12,030
*	National-Oilwell, Inc.	1,964	59,470
*	Natural Gas Services Group, Inc.	400	3,992
*	Newfield Exploration Co.	2,300	71,714
*	Newpark Resources, Inc.	2,600	7,280
*	Noble Corp.	300	8,199
	Noble Energy, Inc.	2,500	141,875
	Occidental Petroleum Corp.	6,900	388,401
* #	Oceaneering International, Inc.	700	31,899
*	Oil States International, Inc.	1,400	26,460
*	OMNI Energy Services Corp.	500	575
#	Overseas Shipholding Group, Inc.	1,000	28,710
* #	Pacific Ethanol, Inc.	200	74
*	Parallel Petroleum Corp.	1,100	1,463
*	Parker Drilling Co.	3,200	8,832
	Patterson-UTI Energy, Inc.	3,700	47,027
	Peabody Energy Corp.	900	23,751
	Penn Virginia Corp.	1,900	26,733
*	Petrohawk Energy Corp.	1,900	44,840
*	Petroleum Development Corp.	500	8,105
* #	PetroQuest Energy, Inc.	1,600	4,816
*	PHI, Inc. Non-Voting	400	4,528
*	Pioneer Drilling Co.	1,600	8,000
	Pioneer Natural Resources Co.	2,800	64,736
*	Plains Exploration & Production Co.	2,100	39,627
*	PowerSecure International, Inc.	500	2,070

10

*	Pride International, Inc.	5,404	122,671
* #	Quicksilver Resources, Inc.	1,600	13,008
#	Range Resources Corp.	600	23,982
	Rowan Companies, Inc.	1,600	24,976
*	SEACOR Holdings, Inc.	800	52,576
	Smith International, Inc.	1,432	37,017
*	Southwestern Energy Co.	600	21,516
	Spectra Energy Corp.	1,200	17,400
#	St. Mary Land & Exploration Co.	1,200	21,444
*	Stone Energy Corp.	1,346	5,801
* #	SulphCo, Inc.	700	630
	Sunoco, Inc.	1,700	45,067
*	Superior Energy Services, Inc.	2,300	44,183
*	Superior Well Services, Inc.	500	5,350
*	Swift Energy Corp.	900	9,738
	Tesoro Petroleum Corp.	3,400	51,850
*	Teton Energy Corp.	500	185
*	TETRA Technologies, Inc.	1,300	7,436
*	TGC Industries, Inc.	551	1,753
	The Williams Companies, Inc.	1,300	18,330
	Tidewater, Inc.	2,200	95,150
* #	Trico Marine Services, Inc.	500	1,940
*	Tri-Valley Corp.	300	375
* #	TXCO Resources, Inc.	1,000	470
*	Union Drilling, Inc.	800	4,792
*	Unit Corp.	1,100	30,019
#	USEC, Inc.	2,500	15,475
*	VAALCO Energy, Inc.	1,900	9,063
	Valero Energy Corp.	6,000	119,040
#	W&T Offshore, Inc.	2,200	20,416
*	Warren Resources, Inc.	1,500	2,400
*	Westmoreland Coal Co.	200	1,700
*	Whiting Petroleum Corp.	1,500	49,140
	World Fuel Services Corp.	1,500	57,195
	XTO Energy, Inc.	8,225	285,079
Total Energy			7,776,818

Financials — (16.9%)
	21st Century Holding Co.	200	794
	Abington Bancorp, Inc.	800	7,032
	Advance America Cash Advance Centers, Inc.	1,300	5,200
	Advanta Corp. Class A	240	187
	Advanta Corp. Class B	600	702
*	Affiliated Managers Group, Inc.	900	51,165
	Affirmative Insurance Holdings, Inc.	200	662
*	Allegheny Corp.	208	52,761
	Allstate Corp.	5,200	121,316
	Amcore Financial, Inc.	514	756
	American Bancorp of New Jersey, Inc.	400	4,032
#	American Capital, Ltd.	4,600	14,214
	American Express Co.	2,200	55,484
	American Financial Group, Inc.	3,400	59,772
	American West Bancorporation	600	480
	Ameriprise Financial, Inc.	1,000	26,350
*	Amerisafe, Inc.	500	7,680

11

	AmeriServe Financial, Inc.	560	991
	Anchor Bancorp Wisconsin, Inc.	700	1,141
	AON Corp.	3,400	143,480
*	Appalachian Bancshares, Inc.	200	242
	Asset Acceptance Capital Corp.	1,000	8,290
	Associated Banc-Corp.	3,800	58,786
#	ASTA Funding, Inc.	300	864
	Astoria Financial Corp.	2,600	21,476
	Atlantic Coast Federal Corp.	150	344
*	B of I Holding, Inc.	218	1,397
	BancFirst Corp.	497	21,222
	BancorpSouth, Inc.	2,400	55,800
	Bank of America Corp.	47,633	425,363
#	Bank of Hawaii Corp.	900	31,626
	Bank of New York Mellon Corp.	9,400	239,512
#	Bank of the Ozarks, Inc.	400	9,932
	BankFinancial Corp.	800	8,560
#	Banner Corp.	500	2,320
#	BB&T Corp.	7,100	165,714
	Berkshire Hills Bancorp, Inc.	400	9,024
*	Beverly Hills Bancorp, Inc.	700	15
	BGC Partners, Inc. Class A	1,200	3,108
#	BlackRock, Inc.	200	29,304
#	BOK Financial Corp.	1,349	50,803
#	Boston Private Financial Holdings, Inc.	1,400	6,454
	Brookline Bancorp, Inc.	2,000	19,840
	Brooklyn Federal Bancorp, Inc.	100	1,242
	Brown & Brown, Inc.	3,200	62,272
	Cadence Financial Corp.	500	1,685
	Camden National Corp.	200	5,800
	Capital City Bank Group, Inc.	900	13,536
	Capital One Financial Corp.	3,800	63,612
#	Capitol Federal Financial	500	19,480
	Cardinal Financial Corp.	700	5,495
	Cash America International, Inc.	900	20,124
#	Cathay General Bancorp	1,600	17,952
* #	CB Richard Ellis Group, Inc.	400	3,000
	Center Bancorp, Inc.	400	2,920
	Central Pacific Financial Corp.	900	5,274
	Chemical Financial Corp.	800	17,080
	Chubb Corp.	3,812	148,477
	Cincinnati Financial Corp.	3,460	82,867
#	Citigroup, Inc.	30,800	93,940
	Citizens Community Bancorp, Inc.	300	1,800
	Citizens First Bancorp, Inc.	300	387
	Citizens Republic Bancorp, Inc.	1,600	2,688
* #	Citizens, Inc.	1,100	7,931
	City Holding Co.	600	17,694
#	City National Corp.	2,100	76,860
	CME Group, Inc.	400	88,540
	CNA Financial Corp.	9,800	117,306
*	CNA Surety Corp.	1,700	32,725
	CoBiz Financial, Inc.	800	4,696
#	Cohen & Steers, Inc.	200	2,944
	Columbia Banking System, Inc.	600	5,940

12

	Comerica, Inc.	2,740	57,485
	Commerce Bancshares, Inc.	2,205	72,986
	Community Trust Bancorp, Inc.	500	15,130
	Consolidated-Tokoma Land Co.	200	6,958
*	Consumer Portfolio Services, Inc.	600	444
*	Core-Mark Holding Co., Inc.	200	3,834
#	Cullen Frost Bankers, Inc.	1,720	80,995
#	CVB Financial Corp.	2,760	16,588
	Delphi Financial Group, Inc. Class A	1,500	25,905
	Delta Financial Corp.	700	—
	Dime Community Bancshares	1,100	9,174
	Discover Financial Services	22,800	185,364
*	Dollar Financial Corp.	600	6,060
	Donegal Group, Inc. Class A	700	10,248
* #	E*TRADE Financial Corp.	29,500	42,185
	East West Bancorp, Inc.	1,935	13,216
#	Eaton Vance Corp.	400	10,948
	Employers Holdings, Inc.	2,100	17,514
*	Encore Capital Group, Inc.	700	6,118
	Enterprise Financial Services Corp.	428	4,216
	Erie Indemnity Co.	1,300	45,916
#	F.N.B. Corp.	2,768	20,815
	FBL Financial Group, Inc. Class A	1,100	6,325
#	Federated Investors, Inc.	700	16,016
	Fidelity National Financial, Inc.	6,400	116,032
	Fifth Third Bancorp	6,006	24,625
#	Financial Federal Corp.	900	22,149
*	First Acceptance Corp.	1,000	2,550
	First American Corp.	4,300	120,744
	First Bancorp	600	7,302
#	First Busey Corp.	1,600	12,528
*	First Cash Financial Services, Inc.	700	11,508
#	First Commonwealth Financial Corp.	2,400	20,808
	First Community Bancshares, Inc.	400	5,780
#	First Financial Bankshares, Inc.	600	29,568
	First Financial Corp.	500	18,550
	First Financial Holdings, Inc.	400	3,600
*	First Marblehead Corp.	2,100	4,032
*	First Mercury Financial Corp.	600	7,932
	First Midwest Bancorp, Inc.	1,400	12,404
	First Niagara Financial Group, Inc.	3,628	49,123
* #	First Regional Bancorp	400	500
	First State Bancorporation	400	864
*	FirstCity Financial Corp.	400	1,260
	FirstMerit Corp.	2,600	50,466
	Flushing Financial Corp.	700	6,447
	FNB United Corp.	395	1,260
* #	Forestar Group, Inc.	500	6,430
	Franklin Resources, Inc.	500	30,240
#	Frontier Financial Corp.	1,400	1,988
	Fulton Financial Corp.	7,240	47,856
	Gallagher (Arthur J.) & Co.	1,800	40,464
#	GAMCO Investors, Inc.	160	8,024
	German American Bancorp, Inc.	482	5,736
	GFI Group, Inc.	800	3,264

13

#	Glacier Bancorp, Inc.	1,700	26,044
	Goldman Sachs Group, Inc.	4,940	634,790
	Great Southern Bancorp, Inc.	500	8,245
#	Greene Bancshares, Inc.	403	3,426
	Greenhill & Co., Inc.	200	15,506
*	Guaranty Bancorp	2,011	4,464
*	Guaranty Financial Group, Inc.	460	271
*	Hallmark Financial Services, Inc.	800	5,376
#	Hampton Roads Bankshares, Inc.	322	2,399
	Hancock Holding Co.	1,100	41,657
	Hanover Insurance Group, Inc.	2,100	62,958
	Harleysville Group, Inc.	949	27,445
	Harleysville National Corp.	1,511	13,252
	Hartford Financial Services Group, Inc.	2,900	33,263
	HCC Insurance Holdings, Inc.	5,600	133,952
	Hercules Technology Growth Capital, Inc.	17	102
	Heritage Commerce Corp.	600	4,848
	Heritage Financial Group	137	1,108
	Home Federal Bancorp, Inc.	615	6,205
	Horace Mann Educators Corp.	1,500	13,170
#	Horizon Financial Corp.	400	596
	Hudson City Bancorp, Inc.	7,200	90,432
	Huntington Bancshares, Inc.	3,700	10,323
	IBERIABANK Corp.	700	31,976
	Independent Bank Corp.	618	12,335
	Integra Bank Corp.	400	864
#	International Bancshares Corp.	1,400	18,914
	Intervest Bancshares Corp.	200	786
*	Investment Technology Group, Inc.	1,400	31,892
*	Investors Bancorp, Inc.	3,600	32,976
#	Janus Capital Group, Inc.	2,400	24,072
	Jefferies Group, Inc.	1,900	37,183
#	Jones Lang LaSalle, Inc.	400	12,908
	JPMorgan Chase & Co.	36,609	1,208,097
	Kearny Financial Corp.	2,300	25,645
#	KeyCorp	14,700	90,405
	K-Fed Bancorp	400	3,100
	Lakeland Bancorp, Inc.	800	6,808
	Lakeland Financial Corp.	508	9,535
	Legacy Bancorp, Inc.	300	3,177
	Legg Mason, Inc.	1,927	38,675
*	Leucadia National Corp.	1,800	38,214
	Lincoln National Corp.	2,400	26,976
	LNB Bancorp, Inc.	200	1,147
#	M&T Bank Corp.	3,550	186,198
	MainSource Financial Group, Inc.	700	6,062
*	Markel Corp.	200	57,400
*	MarketAxess Holdings, Inc.	900	8,631
*	Marlin Business Services, Inc.	400	1,276
	Marsh & McLennan Cos., Inc.	3,000	63,270
	Marshall & Ilsley Corp.	4,800	27,744
#	MasterCard, Inc. Class A	200	36,690
	MB Financial, Inc.	1,200	16,356
* #	MBIA, Inc.	1,200	5,676
#	MBT Financial Corp.	700	1,764

14

	MCG Capital Corp.	1,400	2,464
	Meadowbrook Insurance Group, Inc.	1,400	8,330
	Medallion Financial Corp.	600	4,422
	Mercer Insurance Group, Inc.	300	4,386
	Mercury General Corp.	1,600	54,048
	MetLife, Inc.	6,648	197,778
#	Midwest Banc Holdings, Inc.	500	810
	Moody’s Corp.	200	5,904
	Morgan Stanley	16,200	382,968
	Nara Bancorp, Inc.	900	3,339
	National Interstate Corp.	500	8,075
#	National Penn Bancshares, Inc.	2,248	18,186
*	Navigators Group, Inc.	800	36,304
	NBT Bancorp, Inc.	1,100	26,048
	Nelnet, Inc. Class A	1,000	6,030
	New England Bancshares, Inc.	200	1,222
	New Westfield Financial, Inc.	1,200	11,208
#	New York Community Bancorp, Inc.	6,800	76,908
	NewAlliance Bancshares, Inc.	3,700	47,767
*	NexCen Brands, Inc.	1,000	150
	Northeast Community Bancorp, Inc.	500	3,753
	Northern Trust Corp.	700	38,052
	Northwest Bancorp, Inc.	1,600	28,128
	NYMAGIC, Inc.	200	2,358
	NYSE Euronext, Inc.	4,100	94,997
	OceanFirst Financial Corp.	200	2,430
	Odyssey Re Holdings Corp.	2,100	80,409
	Old National Bancorp	2,100	28,623
	Old Republic International Corp.	7,100	66,527
#	Old Second Bancorp, Inc.	400	2,160
	optionsXpress Holding, Inc.	900	14,814
*	Pacific Mercantile Bancorp	400	1,352
#	PacWest Bancorp	900	13,113
#	Park National Corp.	440	29,458
	Patriot Capital Funding, Inc.	604	1,365
	Peoples Bancorp, Inc.	400	6,628
	People’s United Financial, Inc.	2,400	37,488
*	PICO Holdings, Inc.	700	21,000
* #	Pinnacle Financial Partners, Inc.	500	8,920
*	PMA Capital Corp. Class A	900	3,375
	PNC Financial Services Group, Inc.	5,401	214,420
* #	Portfolio Recovery Associates, Inc.	500	17,485
#	PrivateBancorp, Inc.	700	14,175
*	ProAssurance Corp.	1,500	65,910
*	Progressive Corp.	2,500	38,200
	Prosperity Bancshares, Inc.	1,400	38,878
	Protective Life Corp.	2,900	24,853
#	Provident Bankshares Corp.	700	6,153
	Provident Financial Services, Inc.	2,100	22,407
	Provident New York Bancorp	1,700	14,399
	Prudential Financial, Inc.	5,100	147,288
	QC Holdings, Inc.	500	3,205
	Rainier Pacific Financial Group, Inc.	185	231
#	Raymond James Financial, Inc.	2,340	36,715
	Regions Financial Corp.	2,900	13,021

15

	Reinsurance Group of America, Inc.	2,025	64,375
	Renasant Corp.	700	9,870
	Resource America, Inc.	500	2,480
*	Rewards Network, Inc.	1,100	4,103
	Riverview Bancorp, Inc.	500	1,755
	RLI Corp.	860	41,306
	Rockville Financial, Inc.	600	5,646
	Rome Bancorp, Inc.	300	2,700
#	S&T Bancorp, Inc.	1,200	21,444
	S.Y. Bancorp, Inc.	500	12,610
	Safety Insurance Group, Inc.	500	16,525
	Sanders Morris Harris Group, Inc.	700	3,164
	Sandy Spring Bancorp, Inc.	500	8,125
*	Seabright Insurance Holdings	600	5,568
	SEI Investments Co.	600	8,418
	Selective Insurance Group, Inc.	1,800	26,568
#	Sierra Bancorp	286	3,435
	Simmons First National Corp. Class A	500	12,965
#	South Financial Group, Inc.	2,400	3,984
	Southern Community Financial Corp.	501	1,809
	Southside Bancshares, Inc.	441	9,393
	Southwest Bancorp, Inc.	600	4,110
#	StanCorp Financial Group, Inc.	1,400	38,402
	State Auto Financial Corp.	1,400	22,722
	State Bancorp, Inc.	500	4,120
	State Street Corp.	1,300	44,369
	Sterling Bancorp	500	5,720
	Sterling Bancshares, Inc.	2,400	15,960
	Stewart Information Services Corp.	400	9,044
*	Stifel Financial Corp.	780	38,399
	Student Loan Corp.	300	14,448
	Suffolk Bancorp	200	5,120
*	Sun Bancorp, Inc.	771	5,078
#	SunTrust Banks, Inc.	6,700	96,748
#	Susquehanna Bancshares, Inc.	2,316	18,667
* #	SVB Financial Group	900	18,684
	SWS Group, Inc.	600	7,674
	Synovus Financial Corp.	3,400	10,982
#	T. Rowe Price Group, Inc.	800	30,816
	Taylor Capital Group, Inc.	400	1,700
#	TCF Financial Corp.	2,900	40,339
*	TD Ameritrade Holding Corp.	2,300	36,593
*	Tejon Ranch Co.	300	6,960
	Temecula Valley Bancorp, Inc.	200	108
# ●	Teton Advisors, Inc.	3	—
*	Texas Capital Bancshares, Inc.	900	12,600
*	The Bancorp, Inc.	400	2,164
	The Charles Schwab Corp.	1,920	35,482
#	The Colonial BancGroup, Inc.	2,800	2,128
*	The NASDAQ OMX Group, Inc.	2,100	40,383
	The Travelers Companies, Inc.	6,566	270,125
*	thinkorswim Group, Inc.	800	7,600
	Thomas Properties Group, Inc.	500	1,005
*	Thomas Weisel Partners Group, Inc.	1,000	4,520
	Tompkins Financial Corp.	300	12,645

16

	Tower Group, Inc.	700	19,033
*	Tradestation Group, Inc.	1,200	9,732
	Transatlantic Holdings, Inc.	1,800	68,274
	TriCo Bancshares	500	8,000
	TrustCo Bank Corp.	2,160	12,960
#	Trustmark Corp.	1,900	41,306
	U.S. Bancorp	5,500	100,210
#	UCBH Holdings, Inc.	3,400	4,352
	UMB Financial Corp.	1,400	64,078
	Umpqua Holdings Corp.	1,900	18,221
	Union Bankshares Corp.	400	6,836
#	United Bankshares, Inc.	1,400	36,316
#	United Community Banks, Inc.	203	1,309
	United Financial Bancorp, Inc.	520	6,900
	United Fire & Casualty Co.	1,200	22,404
	United Western Bancorp, Inc.	300	2,775
	Unitrin, Inc.	3,100	52,700
	Univest Corp. of Pennsylvania	500	10,435
	Unum Group	10,100	165,034
#	Valley National Bancorp	2,835	41,022
*	Virginia Commerce Bancorp, Inc.	440	1,408
	W. R. Berkley Corp.	3,600	86,076
	Waddell & Reed Financial, Inc.	800	17,928
*	Walter Investment Management Corp.	271	2,168
	Washington Federal, Inc.	2,600	33,748
	Washington Trust Bancorp, Inc.	417	7,610
#	Webster Financial Corp.	900	4,707
#	Wells Fargo & Co.	27,071	541,691
	West Bancorporation	700	6,160
#	West Coast Bancorp	500	1,410
#	Westamerica Bancorporation	900	48,267
*	Western Alliance Bancorp	600	3,906
	White Mountains Insurance Group, Ltd.	300	57,396
	Whitney Holding Corp.	2,000	23,920
	Wilmington Trust Corp.	1,900	27,569
	Wintrust Financial Corp.	500	8,500
* #	World Acceptance Corp.	300	8,904
	Zenith National Insurance Corp.	1,740	39,655
	Zions Bancorporation	4,300	46,999
*	ZipRealty, Inc.	800	2,248
Total Financials			12,035,982

Industrials — (13.3%)
*	3D Systems Corp.	200	1,402
	3M Co.	1,200	69,120
	A.O. Smith Corp.	700	21,763
	AAON, Inc.	560	10,909
*	AAR Corp.	1,300	19,591
	ABM Industries, Inc.	1,400	24,528
*	ACCO Brands Corp.	1,780	3,720
#	Actuant Corp.	1,600	19,616
#	Acuity Brands, Inc.	400	11,496
	Administaff, Inc.	600	15,996
* #	AGCO Corp.	2,100	51,030
* #	AirTran Holdings, Inc.	3,000	20,850

17

	Alamo Group, Inc.	400	4,504
*	Alaska Air Group, Inc.	800	13,424
	Albany International Corp. Class A	860	7,981
	Alexander & Baldwin, Inc.	1,300	34,632
* #	Alliant Techsystems, Inc.	200	15,930
*	Allied Defense Group, Inc.	300	1,209
*	Amerco, Inc.	700	22,715
#	American Ecology Corp.	400	6,608
	American Science & Engineering, Inc.	200	12,052
* #	American Superconductor Corp.	600	15,420
#	American Woodmark Corp.	300	6,210
#	Ameron International Corp.	240	14,201
	Ametek, Inc.	500	16,105
	Ampco-Pittsburgh Corp.	400	9,744
*	AMR Corp.	3,000	14,280
	Apogee Enterprises, Inc.	1,400	18,760
	Applied Signal Technologies, Inc.	400	7,904
*	Argon ST, Inc.	700	14,273
	Arkansas Best Corp.	1,300	30,004
*	Arotech Corp.	700	630
* #	Astec Industries, Inc.	700	21,574
*	Atlas Air Worldwide Holding, Inc.	600	15,930
	Avery Dennison Corp.	1,300	37,362
*	Avis Budget Group, Inc.	2,400	5,016
*	Axsys Technologies, Inc.	300	12,573
*	AZZ, Inc.	300	9,279
	B.F. Goodrich Co.	1,700	75,276
	Badger Meter, Inc.	200	7,792
*	Baker (Michael) Corp.	200	6,720
	Baldor Electric Co.	1,100	25,520
*	Baldwin Technology Co., Inc. Class A	500	585
	Barnes Group, Inc.	1,200	16,992
	Barrett Business Services, Inc.	300	3,000
* #	BE Aerospace, Inc.	1,600	17,264
*	Beacon Roofing Supply, Inc.	200	3,180
	Belden, Inc.	1,300	20,956
*	Blount International, Inc.	1,000	6,400
#	Boeing Co.	2,500	100,125
	Brady Co. Class A	1,500	31,605
#	Briggs & Stratton Corp.	1,400	20,832
*	BTU International, Inc.	300	1,122
#	Bucyrus International, Inc.	1,000	21,710
	Burlington Northern Santa Fe Corp.	3,200	215,936
	C&D Technologies, Inc.	800	1,752
	C.H. Robinson Worldwide, Inc.	700	37,212
* #	Capstone Turbine Corp.	600	480
	Carlisle Companies, Inc.	1,800	40,950
	Cascade Corp.	300	7,251
*	Casella Waste Systems, Inc. Class A	700	1,442
#	Caterpillar, Inc.	1,400	49,812
*	CBIZ, Inc.	1,800	14,148
	CDI Corp.	600	7,170
*	CECO Environmental Corp.	200	710
*	Celadon Group, Inc.	500	3,420
*	Cenveo, Inc.	300	1,416

18

*	Ceradyne, Inc.	600	10,344
*	Chart Industries, Inc.	1,300	17,979
	Cintas Corp.	2,200	56,452
	CIRCOR International, Inc.	500	12,865
	CLAROC, Inc.	1,100	34,188
*	Clean Harbors, Inc.	200	10,020
*	Columbus McKinnon Corp.	700	9,072
	Comfort Systems USA, Inc.	1,200	12,948
*	Commercial Vehicle Group, Inc.	400	384
*	COMSYS IT Partners, Inc.	300	1,584
*	Consolidated Graphics, Inc.	400	7,768
* #	Continental Airlines, Inc.	2,200	23,144
#	Con-way, Inc.	2,228	55,210
#	Cooper Industries, Ltd.	1,483	48,628
*	Copart, Inc.	580	18,206
	Corporate Executive Board Co.	300	5,184
* #	Corrections Corp. of America	2,800	39,564
* #	CoStar Group, Inc.	500	18,525
*	Covanta Holding Corp.	4,200	59,262
*	CRA International, Inc.	400	9,336
	Crane Co.	1,300	30,017
	CSX Corp.	3,500	103,565
	Cubic Corp.	800	22,968
	Cummins, Inc.	3,900	132,600
	Curtiss-Wright Corp.	1,000	31,970
	Danaher Corp.	1,000	58,440
	Deere & Co.	1,400	57,764
	Deluxe Corp.	400	5,800
	Diamond Management & Technology Consultants, Inc.	400	1,120
*	Document Securities Systems, Inc.	200	382
#	Donaldson Co., Inc.	600	19,794
	Dover Corp.	2,500	76,950
	Ducommun, Inc.	300	5,196
*	Dynamex, Inc.	300	4,413
	Dynamic Materials Corp.	200	3,208
#	Eagle Bulk Shipping, Inc.	2,200	14,344
	Eaton Corp.	700	30,660
	Electro Rent Corp.	900	8,613
*	EMCOR Group, Inc.	1,500	31,185
	Emerson Electric Co.	1,500	51,060
#	Encore Wire Corp.	700	15,288
* #	Energy Conversion Devices, Inc.	800	14,704
*	EnerSys	1,600	27,280
*	ENGlobal Corp.	400	2,308
	Ennis, Inc.	500	4,500
*	EnPro Industries, Inc.	600	9,576
	Equifax, Inc.	2,400	69,984
*	ESCO Technologies, Inc.	800	33,264
*	Esterline Technologies Corp.	1,600	42,160
* #	Evergreen Solar, Inc.	2,900	7,047
*	Exide Technologies	2,300	12,489
#	Expeditors International of Washington, Inc.	800	27,768
*	Exponent, Inc.	500	13,950
#	Fastenal Co.	600	23,016
	Federal Signal Corp.	1,400	10,878

19

	FedEx Corp.	5,868	328,373
* #	First Solar, Inc.	200	37,458
*	Flanders Corp.	700	3,717
*	Flow International Corp.	500	910
	Flowserve Corp.	200	13,580
#	Fluor Corp.	600	22,722
	Forward Air Corp.	700	11,669
	Franklin Electric Co., Inc.	700	16,583
*	FTI Consulting, Inc.	1,000	54,880
* #	FuelCell Energy, Inc.	1,500	4,770
*	Furmanite Corp.	1,000	3,960
	G & K Services, Inc. Class A	800	19,976
*	Gardner Denver Machinery, Inc.	1,500	39,930
	GATX Corp.	1,600	48,176
	GenCorp, Inc.	1,200	2,880
* #	General Cable Corp.	500	13,570
	General Dynamics Corp.	3,000	155,010
	General Electric Co.	51,400	650,210
*	Genesee & Wyoming, Inc.	1,000	30,000
* #	GeoEye, Inc.	600	14,934
*	Global Cash Access, Inc.	1,000	6,070
*	GP Strategies Corp.	600	2,400
#	Graco, Inc.	600	14,154
* #	Graftech International, Ltd.	1,400	12,306
	Granite Construction, Inc.	400	15,780
	Greenbrier Companies, Inc.	500	4,255
	Hardinge, Inc.	300	1,440
	Harsco Corp.	1,100	30,305
	Healthcare Services Group, Inc.	950	16,986
	Heartland Express, Inc.	3,000	44,850
#	HEICO Corp.	300	8,613
	HEICO Corp. Class A	488	12,176
#	Heidrick & Struggles International, Inc.	400	6,760
*	Herley Industries, Inc.	600	6,204
#	Herman Miller, Inc.	300	4,461
*	Hexcel Corp.	800	7,672
*	Hill International, Inc.	900	3,636
	Hi-Shear Technology Corp.	200	1,360
#	HNI Corp.	600	9,300
	Honeywell International, Inc.	1,300	40,573
	Horizon Lines, Inc. Class A	800	4,256
*	HQ Sustainable Maritime Industries, Inc.	200	1,866
*	Hub Group, Inc. Class A	700	16,100
	Hubbell, Inc. Class B	1,400	46,480
*	Hudson Highland Group, Inc.	700	1,148
*	Hurco Companies, Inc.	200	3,066
*	Huron Consulting Group, Inc.	200	9,590
*	Huttig Building Products, Inc.	700	455
	IDEX Corp.	2,320	58,580
* #	IHS, Inc.	300	12,408
*	II-VI, Inc.	700	16,779
	Illinois Tool Works, Inc.	1,800	59,040
	Ingersoll-Rand Co., Ltd. Class A	7,607	165,604
	Innovative Solutions & Support, Inc.	400	1,920
*	Insituform Technologies, Inc. Class A	1,400	21,462

20

	Insteel Industries, Inc.	400	2,980
*	Integrated Electrical Services, Inc.	500	4,805
*	Interline Brands, Inc.	1,100	14,256
*	Intersections, Inc.	500	1,645
	ITT Industries, Inc.	2,420	99,244
	J.B. Hunt Transport Services, Inc.	720	20,246
*	Jacobs Engineering Group, Inc.	400	15,216
* #	JetBlue Airways Corp.	5,900	29,087
#	John Bean Technologies Corp.	129	1,422
	Joy Global, Inc.	500	12,750
*	Kadant, Inc.	700	8,638
	Kaman Corp. Class A	600	10,146
* #	Kansas City Southern	4,200	64,050
	Kaydon Corp.	800	25,568
	Kelly Services, Inc. Class A	700	7,952
*	Kenexa Corp.	800	5,248
	Kennametal, Inc.	2,200	44,990
*	Key Technology, Inc.	200	2,108
*	Kforce, Inc.	1,400	15,274
*	Kirby Corp.	2,300	70,978
#	Knight Transportation, Inc.	2,000	35,360
	Knoll, Inc.	500	3,540
*	Korn/Ferry International	1,200	12,708
	L-3 Communications Holdings, Inc.	1,400	106,610
*	LaBarge, Inc.	520	4,290
*	Ladish Co., Inc.	500	3,785
#	Landstar System, Inc.	400	14,244
*	Layne Christensen Co.	400	8,664
*	Learning Tree International, Inc.	500	4,110
*	LECG Corp.	700	2,037
	Lennox International, Inc.	960	30,614
	Lincoln Electric Holdings, Inc.	1,000	44,530
#	Lindsay Corp.	300	11,673
*	LMI Aerospace, Inc.	300	1,977
	Lockheed Martin Corp.	900	70,677
	LSI Industries, Inc.	700	3,927
*	M&F Worldwide Corp.	400	6,380
*	Magnetek, Inc.	700	1,225
*	Manitex International, Inc.	225	185
	Manpower, Inc.	1,200	51,708
*	Marten Transport, Ltd.	600	12,444
	Masco Corp.	5,100	45,186
	McGrath Rentcorp	900	19,026
	Met-Pro Corp.	533	5,431
*	MFRI, Inc.	200	1,018
* #	Microvision, Inc.	600	1,116
*	Middleby Corp.	179	7,835
*	Miller Industries, Inc.	300	2,400
#	Mine Safety Appliances Co.	1,000	24,650
*	Mobile Mini, Inc.	1,000	13,700
*	Monster Worldwide, Inc.	2,000	27,600
*	Moog, Inc. Class A	1,100	29,458
	MSC Industrial Direct Co., Inc. Class A	500	20,425
	Mueller Industries, Inc.	1,100	24,167
	Mueller Water Products, Inc.	1,700	7,123

21

	NACCO Industries, Inc. Class A	200	7,650
	National Technical Systems, Inc.	300	945
*	Navigant Consulting, Inc.	2,000	29,420
* #	NCI Building Systems, Inc.	400	1,580
#	Nordson Corp.	1,000	36,280
	Norfolk Southern Corp.	6,000	214,080
*	North America Galvanizing & Coatings, Inc.	533	2,478
	Northrop Grumman Corp.	4,195	202,828
*	Old Dominion Freight Line, Inc.	800	22,520
	Omega Flex, Inc.	169	2,613
*	On Assignment, Inc.	700	2,464
*	Orbital Sciences Corp.	1,400	21,644
	Oshkosh Truck Corp. Class B	2,100	20,160
*	Owens Corning, Inc.	1,400	25,060
*	P.A.M. Transportation Services, Inc.	300	1,596
#	Paccar, Inc.	750	26,580
	Pall Corp.	500	13,205
	Parker Hannifin Corp.	1,800	81,630
*	Park-Ohio Holdings Corp.	500	2,325
	Pentair, Inc.	2,540	67,666
*	Perini Corp.	600	10,380
*	Pinnacle Airlines Corp.	600	1,248
	Pitney Bowes, Inc.	900	22,086
	Portec Rail Products, Inc.	240	1,920
*	Powell Industries, Inc.	300	10,797
*	Power-One, Inc.	2,800	3,388
	Precision Castparts Corp.	200	14,972
* #	Protection One, Inc.	500	1,535
*	Quality Distribution, Inc.	700	1,393
	Quanex Building Products Corp.	1,300	13,325
*	Quanta Services, Inc.	1,200	27,276
#	Quixote Corp.	300	855
	R. R. Donnelley & Sons Co.	6,000	69,900
	Raven Industries, Inc.	200	4,780
	Raytheon Co.	4,000	180,920
*	RBC Bearings, Inc.	400	7,400
*	RCM Technologies, Inc.	400	532
#	Regal-Beloit Corp.	1,000	40,630
	Republic Services, Inc.	4,210	88,410
*	Resources Connection, Inc.	900	17,595
	Robbins & Myers, Inc.	1,000	18,950
#	Robert Half International, Inc.	460	11,049
#	Rockwell Automation, Inc.	700	22,113
#	Rockwell Collins, Inc.	700	26,845
	Rollins, Inc.	840	15,120
	Roper Industries, Inc.	1,900	86,621
*	Rush Enterprises, Inc. Class A	950	12,502
	Ryder System, Inc.	2,300	63,687
	Schawk, Inc.	800	5,752
*	School Specialty, Inc.	400	7,508
*	Shaw Group, Inc.	800	26,824
	Simpson Manufacturing Co., Inc.	1,600	35,616
	SkyWest, Inc.	2,000	24,080
*	SL Industries, Inc.	200	1,510
	Southwest Airlines Co.	16,700	116,566

22

* #	Spire Corp.	200	1,398
	SPX Corp.	800	36,936
*	Standard Parking Corp.	400	6,096
	Standard Register Co.	700	3,654
	Standex International Corp.	300	4,161
	Steelcase, Inc. Class A	2,400	10,872
*	Stericycle, Inc.	300	14,124
*	Sterling Construction Co., Inc.	400	7,508
	Sun Hydraulics, Inc.	200	3,620
	Sypris Solutions, Inc.	700	532
#	TAL International Group, Inc.	1,100	10,538
*	Taser International, Inc.	900	4,320
*	Team, Inc.	200	2,874
*	Teledyne Technologies, Inc.	800	25,544
*	TeleTech Holdings, Inc.	500	6,635
	Tennant Co.	500	7,435
*	Terex Corp.	500	6,900
*	Tetra Tech, Inc.	1,700	41,752
	Textron, Inc.	800	8,584
*	The Advisory Board Co.	200	3,728
	The Brink’s Co.	1,100	31,185
	The Dun & Bradstreet Corp.	200	16,280
*	The GEO Group, Inc.	1,500	24,945
	The Gorman-Rupp Co.	500	10,650
	The Manitowoc Co., Inc.	600	3,570
*	Thomas & Betts Corp.	1,300	40,456
*	Thomas Group, Inc.	261	196
	Timken Co.	2,800	45,024
	Titan International, Inc.	1,125	6,806
#	Toro Co.	600	18,228
*	TRC Companies, Inc.	700	1,869
	Tredegar Industries, Inc.	800	14,064
#	Trinity Industries, Inc.	1,900	27,759
	Triumph Group, Inc.	500	20,665
*	TrueBlue, Inc.	800	7,768
	Twin Disc, Inc.	400	2,728
*	UAL Corp.	1,600	7,872
*	Ultralife Corp.	400	2,860
	Union Pacific Corp.	7,100	348,894
	United Parcel Service, Inc.	1,300	68,042
*	United Stationers, Inc.	800	26,184
	United Technologies Corp.	3,300	161,172
	Universal Forest Products, Inc.	600	20,136
*	URS Corp.	900	39,654
* #	USG Corp.	800	11,888
	Valmont Industries, Inc.	300	19,134
*	Versar, Inc.	300	744
	Viad Corp.	700	13,356
	Vicor Corp.	900	4,833
*	Volt Information Sciences, Inc.	900	6,462
#	W.W. Grainger, Inc.	320	26,842
	Wabash National Corp.	1,000	1,250
	Wabtec Corp.	1,100	41,954
	Walter Energy, Inc.	700	15,960
*	Waste Connections, Inc.	2,000	51,560

23

#	Waste Management, Inc.	2,400	64,008
	Watsco, Inc. Class A	600	25,770
	Watson Wyatt Worldwide, Inc.	1,200	63,660
	Watts Water Technologies, Inc.	1,000	22,260
*	WCA Waste Corp.	600	1,230
	Werner Enterprises, Inc.	2,400	39,240
*	WESCO International, Inc.	600	15,600
	Woodward Governor Co.	1,000	19,960
Total Industrials			9,468,570

Information Technology — (14.3%)
*	3Com Corp.	3,500	14,175
* #	Acacia Research	300	1,299
*	Actel Corp.	1,000	12,370
*	ActivIdentity Corp.	647	1,391
*	Activision Blizzard, Inc.	3,800	40,926
*	Actuate Corp.	1,300	4,810
*	Adaptec, Inc.	4,700	13,442
* #	ADC Telecommunications, Inc.	3,400	25,024
*	ADDvantage Technologies Group, Inc.	400	660
*	Adobe Systems, Inc.	1,100	30,085
	Adtran, Inc.	1,400	29,610
*	Advanced Analogic Technologies, Inc.	1,200	5,760
*	Advanced Energy Industries, Inc.	1,300	10,959
*	Advanced Micro Devices, Inc.	10,700	38,627
*	Advanced Photonix, Inc.	600	366
*	Advent Software, Inc.	300	9,972
*	Aehr Test Systems	200	206
*	Affiliated Computer Services, Inc. Class A	2,700	130,626
*	Agilent Technologies, Inc.	1,900	34,694
	Agilysys, Inc.	900	5,427
*	Akamai Technologies, Inc.	700	15,414
#	Altera Corp.	1,100	17,941
	American Software, Inc. Class A	900	4,995
* #	Amkor Technology, Inc.	1,800	7,758
	Amphenol Corp.	600	20,304
*	Amtech Systems, Inc.	200	838
*	Anadigics, Inc.	3,000	9,060
	Analog Devices, Inc.	1,300	27,664
*	Anaren, Inc.	500	6,505
*	Anixter International, Inc.	800	31,824
* #	Ansys, Inc.	986	27,233
*	Apple, Inc.	1,600	201,328
	Applied Materials, Inc.	4,200	51,282
*	Applied Micro Circuits Corp.	3,550	19,348
*	Ariba, Inc.	2,200	21,142
*	Arris Group, Inc.	3,610	38,519
*	Arrow Electronics, Inc.	6,500	147,810
*	Art Technology Group, Inc.	2,800	8,792
*	Aspen Technology, Inc.	1,600	12,416
*	Asyst Technologies, Inc.	1,100	47
* #	Atheros Communications	1,000	17,220
	Atlantic Tele-Network, Inc.	400	8,832
*	Atmel Corp.	14,200	54,528
*	ATMI, Inc.	1,100	17,369

24

*	Autodesk, Inc.	900	17,946
#	Automatic Data Processing, Inc.	1,200	42,240
*	Avid Technology, Inc.	900	9,963
*	Avnet, Inc.	3,200	70,048
*	Avocent Corp.	1,700	24,548
	AVX Corp.	9,400	94,094
*	Aware, Inc.	900	2,115
*	Axcelis Technologies, Inc.	2,723	1,280
*	AXT, Inc.	800	680
* #	Bankrate, Inc.	500	12,500
	Bel Fuse, Inc. Class B	300	4,854
*	Bell Microproducts, Inc.	900	711
*	Benchmark Electronics, Inc.	2,400	29,112
	Black Box Corp.	800	21,896
*	Blackboard, Inc.	300	10,209
*	Blue Coat Systems, Inc.	400	5,304
* #	BMC Software, Inc.	800	27,736
*	Bottomline Technologies, Inc.	700	5,495
*	Brightpoint, Inc.	1,200	6,252
*	Broadcom Corp.	900	20,871
	Broadridge Financial Solutions, Inc.	1,600	30,960
*	Brocade Communications Systems, Inc.	8,600	49,708
*	Brooks Automation, Inc.	2,700	16,794
*	BSQUARE Corp.	300	705
	CA, Inc.	2,200	37,950
*	Cabot Microelectronics Corp.	700	20,167
*	CACI International, Inc. Class A	1,600	63,280
*	Cadence Design Systems, Inc.	2,640	14,731
*	CalAmp Corp.	500	400
*	California Micro Devices Corp.	680	1,911
*	Callidus Software, Inc.	1,100	3,553
*	CallWave, Inc.	800	680
*	Catapult Communications Corp.	500	3,695
*	CEVA, Inc.	700	5,775
*	Checkpoint Systems, Inc.	1,300	15,795
*	Chordiant Software, Inc.	300	960
* #	Ciena Corp.	900	10,755
*	Cirrus Logic, Inc.	1,800	8,370
*	Cisco Sytems, Inc.	11,000	212,520
* #	Citrix Systems, Inc.	5,000	142,650
*	Cogent, Inc.	4,900	55,566
	Cognex Corp.	1,140	16,040
*	Cognizant Technology Solutions Corp.	1,200	29,748
*	Coherent, Inc.	1,100	20,900
	Cohu, Inc.	600	5,856
* #	CommScope, Inc.	3,800	95,380
*	Computer Sciences Corp.	5,000	184,800
*	Compuware Corp.	7,100	53,108
*	Comtech Telecommunications Corp.	500	16,735
*	Concur Technologies, Inc.	600	16,242
* #	Convera Corp.	1,100	289
*	Convergys Corp.	1,700	17,187
	Corning, Inc.	3,600	52,632
*	CPI International, Inc.	600	6,570
*	Cree, Inc.	2,500	68,475

25

*	CSG Systems International, Inc.	800	11,600
*	CyberOptics Corp.	300	1,395
*	CyberSource Corp.	500	7,305
*	Cymer, Inc.	800	22,728
*	Cypress Semiconductor Corp.	2,700	21,411
#	Daktronics, Inc.	500	4,520
*	DealerTrack Holdings, Inc.	700	10,626
*	Dell, Inc.	3,100	36,022
	Diebold, Inc.	1,900	50,217
*	Digi International, Inc.	900	6,543
*	Digimarc Corp.	228	2,271
*	Digital River, Inc.	900	34,578
* #	Diodes, Inc.	900	13,392
*	Ditech Networks, Inc.	1,200	1,176
*	Dolby Laboratories, Inc.	200	8,026
*	Dot Hill Systems Corp.	544	419
*	DSP Group, Inc.	600	3,774
*	DST Systems, Inc.	200	7,234
*	DTS, Inc.	500	13,325
*	Dycom Industries, Inc.	1,300	10,946
*	Dynamics Research Corp.	300	2,475
* #	EarthLink, Inc.	3,100	23,498
*	eBay, Inc.	3,100	51,057
*	Echelon Corp.	600	4,776
*	Echostar Holding Corp.	60	949
*	Electro Scientific Industries, Inc.	800	6,880
*	Electronic Arts, Inc.	800	16,280
*	Electronics for Imaging, Inc.	1,600	15,712
*	EMC Corp.	6,900	86,457
*	EMCORE Corp.	1,200	1,488
*	EMS Technologies, Inc.	520	9,906
*	Emulex Corp.	2,400	25,128
*	Entegris, Inc.	3,900	5,772
*	Entorian Technologies, Inc.	287	78
*	Epicor Software Corp.	1,100	6,072
*	EPIQ Systems, Inc.	900	13,923
*	Equinix, Inc.	400	28,092
*	Euronet Worldwide, Inc.	1,600	25,888
*	Exar Corp.	2,500	15,375
*	Extreme Networks, Inc.	1,600	2,816
* #	F5 Networks, Inc.	600	16,362
	FactSet Research Systems, Inc.	400	21,436
#	Fair Isaac Corp.	1,600	26,912
*	Fairchild Semiconductor Corp. Class A	3,600	22,176
*	FalconStor Software, Inc.	700	2,590
*	Faro Technologies, Inc.	300	4,548
*	FEI Co.	800	13,744
	Fidelity National Information Services, Inc.	2,700	48,195
*	Finisar Corp.	3,300	2,178
*	Fiserv, Inc.	4,600	171,672
*	FLIR Systems, Inc.	800	17,744
*	FormFactor, Inc.	1,400	24,402
*	Forrester Research, Inc.	700	17,787
	Frequency Electronics, Inc.	300	996
* #	Gartner Group, Inc.	900	12,159

26

*	Gerber Scientific, Inc.	900	3,555
	Global Payments, Inc.	500	16,030
*	Goldleaf Financial Solutions, Inc.	500	365
*	Google, Inc.	400	158,388
*	Hackett Group, Inc.	1,600	3,600
*	Harmonic, Inc.	1,400	10,262
	Harris Corp.	600	18,348
*	Harris Stratex Networks, Inc. Class A	800	3,216
	Heartland Payment Systems, Inc.	400	3,216
* #	Hewitt Associates, Inc. Class A	700	21,952
	Hewlett-Packard Co.	8,600	309,428
*	Hittite Microwave Corp.	300	11,148
* #	Hutchinson Technology, Inc.	800	1,536
*	Hypercom Corp.	1,600	1,728
*	I.D. Systems, Inc.	400	1,572
*	IAC/InterActiveCorp	3,207	51,376
*	iBasis, Inc.	400	420
	iGATE Corp.	1,500	5,685
*	iGo, Inc.	500	374
*	Ikanos Communications, Inc.	1,100	1,617
*	I-many, Inc.	295	118
	Imergent, Inc.	200	1,372
*	Immersion Corp.	800	3,336
* #	Informatica Corp.	1,600	25,440
	InfoSpace, Inc.	1,000	6,630
*	Ingram Micro, Inc.	4,800	69,696
*	Innodata Isogen, Inc.	200	846
*	Insight Enterprises, Inc.	1,600	9,152
	Integral Systems, Inc.	800	5,304
*	Integrated Device Technology, Inc.	5,600	30,408
*	Integrated Silicon Solution, Inc.	836	1,873
#	Intel Corp.	13,300	209,874
*	Interactive Intelligence, Inc.	200	2,200
*	Intermec, Inc.	1,700	20,536
*	Internap Network Services Corp.	1,600	4,448
	International Business Machines Corp.	4,800	495,408
*	International Rectifier Corp.	2,600	43,888
*	Internet Capital Group, Inc.	1,300	7,059
*	Interphase Corp.	200	900
	Intersil Corp.	4,800	55,680
*	Intevac, Inc.	500	3,445
*	IntriCon Corp.	200	608
*	Intuit, Inc.	1,400	32,382
*	iPass, Inc.	2,100	2,394
*	Iron Mountain, Inc.	2,600	74,074
*	Iteris, Inc.	1,100	1,287
* #	Itron, Inc.	300	13,800
*	Ixia	2,200	12,672
	IXYS Corp.	1,200	11,448
*	j2 Global Communications, Inc.	700	16,793
	Jabil Circuit, Inc.	2,900	23,490
	Jack Henry & Associates, Inc.	1,600	28,832
*	JDA Software Group, Inc.	1,000	14,110
*	JDS Uniphase Corp.	6,600	30,426
* #	Juniper Networks, Inc.	1,100	23,815

27

	Keithley Instruments, Inc.	500	1,730
*	Key Tronic Corp.	400	580
	KLA-Tencor Corp.	2,800	77,672
*	Kopin Corp.	1,717	4,722
*	Kratos Defense & Security Solutions, Inc.	3,832	3,027
*	Kulicke & Soffa Industries, Inc.	1,300	5,200
*	KVH Industries, Inc.	400	2,200
*	L-1 Identity Solutions, Inc.	2,900	21,228
*	Lam Research Corp.	600	16,728
*	LaserCard Corp.	200	750
*	Lawson Software, Inc.	5,200	28,028
*	LeCroy Corp.	400	1,300
	Lender Processing Services, Inc.	1,100	31,526
* #	Lexmark International, Inc.	1,600	31,392
	Linear Technology Corp.	940	20,473
*	Lionbridge Technologies, Inc.	322	435
*	Littlefuse, Inc.	700	11,473
*	LoJack Corp.	600	2,052
*	Loral Space & Communications, Inc.	700	16,345
*	LSI Corp.	4,700	18,048
*	LTX-Credence Corp.	674	330
*	Macrovision Solutions Corp.	2,322	46,951
*	Magma Design Automation, Inc.	400	712
*	Management Network Group, Inc.	1,300	403
*	Manhattan Associates, Inc.	600	9,972
*	ManTech International Corp. Class A	600	21,714
	Marchex, Inc. Class B	900	4,068
*	Mastec, Inc.	1,900	23,769
*	Mastech Holdings, Inc.	44	83
*	Mattson Technology, Inc.	1,500	1,725
	Maxim Integrated Products, Inc.	1,000	13,550
	Maximus, Inc.	800	32,264
*	Maxwell Technologies, Inc.	700	7,168
*	McAfee, Inc.	1,600	60,064
*	MEMC Electronic Materials, Inc.	500	8,100
*	Mentor Graphics Corp.	2,900	19,488
*	Mercury Computer Systems, Inc.	700	5,684
*	Metavante Technologies, Inc.	1,666	39,301
	Methode Electronics, Inc.	2,000	12,040
#	Micrel, Inc.	1,800	13,500
	Microchip Technology, Inc.	1,400	32,200
*	Micron Technology, Inc.	14,600	71,248
* #	Micros Systems, Inc.	800	16,784
*	Microsemi Corp.	1,700	22,814
	Microsoft Corp.	14,500	293,770
*	Microtune, Inc.	1,200	2,508
*	Midway Games, Inc.	500	37
*	MIPS Technologies, Inc.	1,400	4,648
*	MKS Instruments, Inc.	1,700	26,605
*	ModusLink Global Solutions, Inc.	2,200	8,140
	Molex, Inc. Class A	1,484	22,690
*	Monolithic Power Systems, Inc.	300	5,550
	Motorola, Inc.	32,100	177,513
*	MPS Group, Inc.	3,400	27,336
*	MRV Communications, Inc.	2,481	1,141

28

*	MSC.Software Corp.	1,400	8,596
	MTS Systems Corp.	800	16,904
*	Multi-Fineline Electronix, Inc.	800	16,056
*	Napco Security Technologies, Inc.	700	931
#	National Instruments Corp.	1,000	22,040
#	National Semiconductor Corp.	1,100	13,607
*	NCR Corp.	3,300	33,495
*	NetApp, Inc.	600	10,980
*	NETGEAR, Inc.	800	12,808
* #	NetLogic Microsystems, Inc.	500	16,295
*	NetScout Systems, Inc.	900	8,091
*	Network Equipment Technologies, Inc.	800	3,144
	NIC, Inc.	700	3,780
*	Novatel Wireless, Inc.	700	4,795
*	Novell, Inc.	19,500	73,320
*	Novellus Systems, Inc.	3,300	59,598
*	Nu Horizons Electronics Corp.	700	1,953
*	Nuance Communications, Inc.	1,800	24,030
* #	Nvidia Corp.	1,350	15,498
* #	Oclaro, Inc.	2,500	2,475
* #	Omniture, Inc.	196	2,415
*	OmniVision Technologies, Inc.	1,900	18,069
*	ON Semiconductor Corp.	6,498	35,219
*	Online Resources Corp.	300	1,287
*	Oplink Communications, Inc.	800	8,832
*	OPNET Technologies, Inc.	800	6,880
	Oracle Corp.	11,700	226,278
*	OSI Systems, Inc.	500	9,375
*	OYO Geospace Corp.	200	3,180
*	Palm, Inc.	3,000	31,470
*	PAR Technology Corp.	400	2,092
*	Parametric Technology Corp.	2,500	27,875
	Park Electrochemical Corp.	600	12,360
* #	ParkerVision, Inc.	300	840
#	Paychex, Inc.	1,200	32,412
*	PC Connection, Inc.	1,100	5,445
	PC-Tel, Inc.	700	3,409
*	PDF Solutions, Inc.	800	1,432
	Pegasystems, Inc.	1,200	20,964
*	Perficient, Inc.	600	4,182
*	Performance Technologies, Inc.	400	1,108
*	Pericom Semiconductor Corp.	900	8,019
*	Perot Systems Corp.	3,400	47,804
*	Pervasive Software, Inc.	800	3,928
*	Phoenix Technologies, Ltd.	300	855
*	Planar Systems, Inc.	700	658
	Plantronics, Inc.	1,600	20,384
*	PLATO Learning, Inc.	800	2,368
*	Plexus Corp.	1,300	28,795
*	PLX Technology, Inc.	900	3,051
*	PMC-Sierra, Inc.	4,900	38,808
* #	Polycom, Inc.	1,600	29,824
	Power Integrations, Inc.	700	14,910
*	Presstek, Inc.	1,300	2,509
*	Progress Software Corp.	1,200	25,428

29

	QAD, Inc.	1,000	2,660
*	QLogic Corp.	2,900	41,122
	QUALCOMM, Inc.	3,800	160,816
	Quality Systems, Inc.	300	16,086
*	Quantum Corp.	5,700	5,985
*	Quest Software, Inc.	2,900	42,137
*	QuickLogic Corp.	900	1,368
*	Rackable Systems, Inc.	600	2,736
*	Radiant Systems, Inc.	900	6,633
*	RadiSys Corp.	900	6,453
*	RAE Systems, Inc.	900	702
* #	Rambus, Inc.	900	10,782
*	Ramtron International Corp.	800	1,000
*	RealNetworks, Inc.	4,900	12,054
*	Red Hat, Inc.	800	13,816
*	Relm Wireless Corp.	100	83
	Renaissance Learning, Inc.	400	3,840
*	RF Micro Devices, Inc.	2,501	5,277
	Richardson Electronics, Ltd.	500	1,790
*	RightNow Technologies, Inc.	400	3,020
*	Rimage Corp.	400	5,888
*	Rofin-Sinar Technologies, Inc.	800	17,048
*	Rogers Corp.	600	15,270
*	Rudolph Technologies, Inc.	800	4,184
*	Saba Software, Inc.	700	1,617
* #	Salesforce.com, Inc.	500	21,405
*	Sandisk Corp.	3,200	50,304
*	Sapient Corp.	2,900	14,877
*	SAVVIS, Inc.	200	2,276
* #	ScanSource, Inc.	700	17,297
*	Scientific Learning Corp.	400	880
*	SeaChange International, Inc.	400	2,508
*	Semitool, Inc.	1,000	4,750
*	Semtech Corp.	2,900	41,818
* #	Sigma Designs, Inc.	300	3,876
*	Silicon Image, Inc.	2,500	6,800
* #	Silicon Laboratories, Inc.	1,200	39,912
*	Silicon Storage Technology, Inc.	4,045	7,483
*	Skyworks Solutions, Inc.	5,200	45,968
*	Smith Micro Software, Inc.	900	7,740
*	Soapstone Networks, Inc.	500	1,845
*	SoftBrands, Inc.	600	150
*	Sonic Solutions, Inc.	700	1,540
*	SonicWALL, Inc.	1,800	9,774
*	Sonus Networks, Inc.	5,900	10,207
*	SourceForge, Inc.	1,700	1,624
*	Spectrum Control, Inc.	500	3,535
*	SPSS, Inc.	500	15,450
*	SRA International, Inc.	1,400	21,546
*	SRS Labs, Inc.	500	2,840
*	Standard Microsystems Corp.	800	12,688
	StarTek, Inc.	500	2,060
* #	STEC, Inc.	1,100	10,560
* #	Stratasys, Inc.	400	3,744
*	SumTotal Systems, Inc.	600	2,310

30

*	Sun Microsystems, Inc.	2,675	24,503
*	SunPower Corp.	740	18,766
*	Supertex, Inc.	400	10,288
*	SupportSoft, Inc.	1,800	4,050
* #	Sybase, Inc.	2,000	67,920
*	Sycamore Networks, Inc.	9,200	27,140
*	Sykes Enterprises, Inc.	1,400	27,524
*	Symantec Corp.	3,100	53,475
*	Symmetricom, Inc.	1,000	4,980
* #	Synaptics, Inc.	350	11,368
*	SYNNEX Corp.	1,100	23,683
*	Synopsys, Inc.	4,200	91,476
	Syntel, Inc.	600	16,632
	Take-Two Interactive Software, Inc.	2,100	19,068
*	Tech Data Corp.	1,700	48,943
	Technitrol, Inc.	1,400	5,698
*	TechTeam Global, Inc.	400	2,076
*	Tekelec	1,700	26,350
*	TeleCommunication Systems, Inc.	1,000	9,810
*	Tellabs, Inc.	20,200	105,848
*	Telular Corp.	600	1,200
*	Teradata Corp.	1,200	20,064
*	Teradyne, Inc.	4,500	26,730
* #	Terremark Worldwide, Inc.	1,600	6,224
*	Tessera Technologies, Inc.	1,100	15,444
	Texas Instruments, Inc.	3,200	57,792
*	The Knot, Inc.	900	8,163
	TheStreet.com, Inc.	300	639
*	THQ, Inc.	1,300	4,446
* #	TIBCO Software, Inc.	5,700	36,024
	Total System Services, Inc.	1,414	17,633
*	Transact Technologies, Inc.	400	1,756
* #	Trimble Navigation, Ltd.	600	12,864
*	Triquint Semiconductor, Inc.	5,441	20,839
*	TTM Technologies, Inc.	1,700	12,614
*	Tyler Technologies, Inc.	1,100	18,150
* #	Ultimate Software Group, Inc.	300	5,619
*	Ultra Clean Holdings, Inc.	800	1,456
*	Ultratech, Inc.	700	9,464
*	Unisys Corp.	1,100	1,342
	United Online, Inc.	1,900	10,070
*	Universal Display Corp.	400	4,516
*	ValueClick, Inc.	1,100	11,660
*	Varian Semiconductor Equipment Associates, Inc.	700	17,913
*	Veeco Instruments, Inc.	1,100	7,964
*	VeriFone Holdings, Inc.	300	2,253
*	VeriSign, Inc.	700	14,406
*	Viasat, Inc.	1,000	22,990
*	Vicon Industries, Inc.	200	1,090
*	Video Display Corp.	300	975
*	Virage Logic Corp.	700	2,408
*	Vishay Intertechnology, Inc.	6,300	36,981
*	Vocus, Inc.	200	3,400
*	Web.com Group, Inc.	1,100	4,576
*	WebMediaBrands, Inc.	995	507

31

*	Websense, Inc.	500	8,915
*	Westell Technologies, Inc.	2,100	798
*	Western Digital Corp.	2,900	68,208
*	Wind River Systems, Inc.	2,500	18,325
*	Wireless Ronin Technologies, Inc.	300	564
*	Wireless Telecom Group, Inc.	300	150
*	Wright Express Corp.	400	9,152
	Xerox Corp.	9,200	56,212
	Xilinx, Inc.	1,000	20,440
*	X-Rite, Inc.	1,000	1,720
*	Yahoo!, Inc.	3,000	42,870
*	Zebra Technologies Corp. Class A	1,500	31,875
*	ZiLOG, Inc.	600	1,380
*	Zoran Corp.	1,600	14,304
Total Information Technology			10,192,387

Materials — (5.0%)
	A.M. Castle & Co.	700	6,783
*	AEP Industries, Inc.	200	4,066
	Air Products & Chemicals, Inc.	900	59,310
	Airgas, Inc.	1,800	77,616
	AK Steel Holding Corp.	400	5,204
	Albemarle Corp.	1,700	45,594
	Alcoa, Inc.	7,700	69,839
	Allegheny Technologies, Inc.	500	16,365
	AMCOL International Corp.	1,400	27,132
#	American Vanguard Corp.	800	10,232
	AptarGroup, Inc.	1,600	49,648
	Arch Chemicals, Inc.	700	16,926
	Ashland, Inc.	2,141	47,016
	Balchem Corp.	500	12,445
	Ball Corp.	500	18,860
	Bemis Co., Inc.	3,000	72,120
*	Brush Engineered Materials, Inc.	600	10,152
	Cabot Corp.	1,000	14,600
	Calgon Carbon Corp.	1,100	18,678
	Carpenter Technology Corp.	1,200	24,804
	Celanese Corp. Class A	700	14,588
* #	Century Aluminum Co.	500	2,020
	CF Industries Holdings, Inc.	600	43,230
	Cliffs Natural Resources, Inc.	1,800	41,508
*	Coeur d’Alene Mines Corp.	4,880	6,734
	Commercial Metals Co.	3,500	52,080
	Compass Minerals International, Inc.	500	24,110
*	Core Molding Technologies, Inc.	300	708
*	Crown Holdings, Inc.	1,100	24,255
	Cytec Industries, Inc.	1,400	27,804
	Deltic Timber Corp.	600	25,284
	Dow Chemical Co.	16,900	270,400
	du Pont (E.I.) de Nemours & Co.	3,700	103,230
	Eagle Materials, Inc.	2,100	58,380
	Eastman Chemical Co.	1,200	47,616
#	Ecolab, Inc.	600	23,130
	Ferro Corp.	1,700	4,709
*	Flotek Industries, Inc.	200	414

32

	FMC Corp.	500	24,365
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,600	110,890
	Friedman Industries, Inc.	300	1,611
* #	General Moly, Inc.	600	912
	Georgia Gulf Corp.	700	770
	Gibraltar Industries, Inc.	600	4,020
*	Graphic Packaging Holding Co.	5,693	9,792
	Greif, Inc. Class A	600	27,162
	H.B. Fuller Co.	1,500	26,490
* #	Headwaters, Inc.	1,500	3,780
*	Hecla Mining Co.	2,700	6,669
*	ICO, Inc.	400	988
	International Flavors & Fragrances, Inc.	300	9,360
	International Paper Co.	13,100	165,846
*	ION Geophysical Corp.	2,300	5,750
	Kaiser Aluminum Corp.	1,100	32,494
	KMG Chemicals, Inc.	300	1,638
*	Landec Corp.	800	5,408
	Louisiana-Pacific Corp.	2,100	8,547
*	LSB Industries, Inc.	200	2,396
	Lubrizol Corp.	1,000	43,220
	Martin Marietta Materials, Inc.	200	16,806
*	Material Sciences Corp.	400	472
	MeadWestavco Corp.	4,800	75,168
	Minerals Technologies, Inc.	600	22,314
	Monsanto Co.	900	76,401
	Nalco Holding Co.	2,900	47,328
*	Nanophase Technologies Corp.	300	279
	NewMarket Corp.	600	37,800
	Newmont Mining Corp.	2,800	112,672
	NL Industries, Inc.	1,600	19,376
	Nucor Corp.	1,200	48,828
#	Olin Corp.	2,100	26,460
	Olympic Steel, Inc.	300	5,502
*	OM Group, Inc.	900	25,074
*	OMNOVA Solutions, Inc.	746	1,776
* #	Owens-Illinois, Inc.	700	17,073
	Packaging Corp. of America	2,400	38,088
*	Pactiv Corp.	2,100	45,906
* #	Patriot Coal Corp.	180	1,134
	Penford Corp.	200	894
*	PolyOne Corp.	3,100	8,494
	PPG Industries, Inc.	2,000	88,100
	Praxair, Inc.	600	44,766
	Quaker Chemical Corp.	300	3,510
*	Ready Mix, Inc.	200	590
	Reliance Steel & Aluminum Co.	3,700	130,351
	Rock-Tenn Co. Class A	1,100	41,536
*	Rockwood Holdings, Inc.	2,100	25,830
	Royal Gold, Inc.	800	28,928
	RPM International, Inc.	3,500	48,370
* #	RTI International Metals, Inc.	700	9,107
#	Schnitzer Steel Industries, Inc. Class A	600	29,736
	Schweitzer-Maudoit International, Inc.	500	11,485
	Sealed Air Corp.	2,400	45,744

33

	Sensient Technologies Corp.	1,600	37,408
	Silgan Holdings, Inc.	400	18,596
	Southern Copper Corp.	1,800	33,426
	Steel Dynamics, Inc.	3,400	42,330
	Stepan Co.	300	11,871
*	Stillwater Mining Co.	2,800	12,628
	Temple-Inland, Inc.	1,500	17,910
	Terra Industries, Inc.	1,200	31,800
#	Texas Industries, Inc.	1,000	31,980
#	The Mosaic Co.	800	32,360
	The Scotts Miracle-Gro Co. Class A	500	16,885
#	Titanium Metals Corp.	700	4,753
*	U.S. Concrete, Inc.	1,100	2,178
*	United States Lime & Minerals, Inc.	200	7,750
#	United States Steel Corp.	1,600	42,480
*	Universal Stainless & Alloy Products, Inc.	200	2,680
*	US Gold Corp.	1,400	2,786
	Valhi, Inc.	900	9,576
	Valspar Corp.	3,000	72,000
	Vulcan Materials Co.	500	23,775
*	W.R. Grace & Co.	500	4,415
	Westlake Chemical Corp.	1,581	29,565
	Weyerhaeuser Co.	2,000	70,520
#	Worthington Industries, Inc.	2,400	35,760
	Zep, Inc.	200	2,706
* #	Zoltek Companies, Inc.	500	3,935
Total Materials			3,607,669

Telecommunication Services — (3.9%)
	Alaska Communications Systems Group, Inc.	900	5,427
*	American Tower Corp.	900	28,584
	AT&T, Inc.	33,087	847,689
* #	Cbeyond, Inc.	300	6,114
*	Centennial Communications Corp.	2,000	16,540
#	CenturyTel, Inc.	3,000	81,450
*	Cincinnati Bell, Inc.	4,600	12,834
* #	Cogent Communications Group, Inc.	500	4,220
	Consolidated Communications Holdings, Inc.	800	9,000
* #	Crown Castle International Corp.	7,800	191,256
	D&E Communications, Inc.	500	2,800
	Embarq Corp.	600	21,936
	FairPoint Communications, Inc.	1,611	1,675
*	FiberTower Corp.	600	234
	Frontier Communications Corp.	4,800	34,128
*	General Communications, Inc. Class A	1,100	8,426
	Hickory Tech Corp.	250	1,435
*	IDT Corp. Class B	400	544
#	Iowa Telecommunications Services, Inc.	700	9,226
*	Leap Wireless International, Inc.	700	25,249
*	Level 3 Communications, Inc.	2,800	3,136
*	NeuStar, Inc.	700	13,307
*	NextWave Wireless, Inc.	1,700	323
*	NII Holdings, Inc.	500	8,080
*	PAETEC Holding Corp.	1,200	3,684
*	Premiere Global Services, Inc.	1,600	16,864

34

#	Qwest Communications International, Inc.	6,700	26,063
* #	SBA Communications Corp.	900	22,680
*	Sprint Nextel Corp.	24,700	107,692
	SureWest Communications	400	2,576
*	Syniverse Holdings, Inc.	1,900	23,940
	Telephone & Data Systems, Inc.	2,600	74,542
	Telephone & Data Systems, Inc. Special Shares	400	10,336
*	tw telecom, inc.	1,200	11,028
*	United States Cellular Corp.	2,620	89,080
	Verizon Communications, Inc.	34,440	1,044,910
	Windstream Corp.	2,000	16,600
Total Telecommunication Services			2,783,608

Utilities — (3.1%)
*	AES Corp.	1,500	10,605
	AGL Resources, Inc.	1,200	37,404
	Allegheny Energy, Inc.	700	18,144
	ALLETE, Inc.	800	20,832
	Alliant Energy Corp.	400	8,944
	Ameren Corp.	1,500	34,530
	American Electric Power Co., Inc.	900	23,742
	American States Water Co.	300	10,359
#	Aqua America, Inc.	1,500	27,525
	Artesian Resources Corp. Class A	200	2,932
	Atmos Energy Corp.	1,500	37,065
	Avista Corp.	1,000	15,050
	Black Hills Corp.	700	13,916
	California Water Service Group	400	15,612
	CenterPoint Energy, Inc.	1,600	17,024
	Central Vermont Public Service Corp.	200	3,432
	CH Energy Group, Inc.	500	22,220
	Chesapeake Utilities Corp.	160	4,686
#	Cleco Corp.	1,700	35,853
#	CMS Energy Corp.	2,500	30,050
	Connecticut Water Services, Inc.	200	4,148
	Consolidated Edison, Inc.	1,000	37,130
	Constellation Energy Group	400	9,632
	Dominion Resources, Inc.	1,200	36,192
#	DPL, Inc.	900	20,187
	DTE Energy Co.	800	23,656
	Duke Energy Corp.	2,700	37,287
*	Dynegy, Inc.	2,000	3,560
	Edison International	700	19,957
*	El Paso Electric Co.	800	11,040
	Empire District Electric Co.	1,000	14,970
#	Energen Corp.	500	18,060
	Entergy Corp.	500	32,385
* #	Environmental Power Corp.	100	51
	EQT Corp.	400	13,452
	Exelon Corp.	1,400	64,582
#	FirstEnergy Corp.	700	28,630
	Florida Public Utilities Co.	200	2,450
	FPL Group, Inc.	900	48,411
	Great Plains Energy, Inc.	1,400	20,258
	Hawaiian Electric Industries, Inc.	1,300	20,202

35

	IDACORP, Inc.	1,200	28,764
#	Integrys Energy Group, Inc.	600	15,846
#	ITC Holdings Corp.	1,000	43,530
	Laclede Group, Inc.	700	24,276
	MDU Resources Group, Inc.	800	14,056
	MGE Energy, Inc.	400	12,272
	Middlesex Water Co.	600	8,460
*	Mirant Corp.	1,800	22,914
	National Fuel Gas Co.	500	16,355
	New Jersey Resources Corp.	900	29,628
	Nicor, Inc.	400	12,856
	NiSource, Inc.	1,200	13,188
	Northeast Utilities, Inc.	700	14,714
	Northwest Natural Gas Co.	400	16,360
*	NRG Energy, Inc.	3,400	61,132
	NSTAR	1,800	56,538
	NV Energy, Inc.	3,900	39,975
	OGE Energy Corp.	700	17,997
	Oneok, Inc.	1,000	26,170
#	Ormat Technologies, Inc.	1,400	49,280
	Otter Tail Corp.	600	13,308
	Pepco Holdings, Inc.	800	9,560
#	PG&E Corp.	800	29,696
	Piedmont Natural Gas Co.	1,400	34,188
#	Pinnacle West Capital Corp.	700	19,166
#	PNM Resources, Inc.	800	6,816
	Portland General Electric Co.	1,120	20,462
	PPL Corp.	800	23,928
	Progress Energy, Inc.	900	30,708
	Public Service Enterprise Group, Inc.	5,900	176,056
	Questar Corp.	2,300	68,356
*	Reliant Energy, Inc.	4,900	24,304
	SCANA Corp.	400	12,088
#	Sempra Energy	600	27,612
	SJW Corp.	600	15,120
	South Jersey Industries, Inc.	600	20,826
	Southern Co.	1,600	46,208
	Southern Union Co.	1,300	20,683
	Southwest Gas Corp.	800	16,168
	Southwest Water Co.	400	2,296
	TECO Energy, Inc.	1,560	16,520
	UGI Corp.	1,200	27,528
#	UIL Holdings Corp.	500	11,545
	Unisource Energy Corp.	300	7,896
	Vectren Corp.	800	17,736
	Westar Energy, Inc.	1,800	31,554
	WGL Holdings, Inc.	700	21,798
	Wisconsin Energy Corp.	400	15,984
	Xcel Energy, Inc.	1,700	31,348
	York Water Co.	160	2,117
Total Utilities			2,182,051

TOTAL COMMON STOCKS			62,493,094

36

RIGHTS/WARRANTS — (0.0%)
*	German American Bancorp, Inc. Rights 04/23/09	482	—
* ●	Kona Grill, Inc. Rights 05/22/09	80	60
TOTAL RIGHTS/WARRANTS			60

TEMPORARY CASH INVESTMENTS — (0.4%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	282,598	$282,598

SECURITIES LENDING COLLATERAL — (11.9%)
§ @	DFA Short Term Investment Fund LP	8,463,911	8,463,911

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $59,401 FHLMC 6.500%, 04/01/38, valued at $52,030) to be repurchased at $50,514	$51	50,514
TOTAL SECURITIES LENDING COLLATERAL			8,514,425

TOTAL INVESTMENTS - (100.0%)
(Cost $109,585,757)			$71,290,177

See accompanying Notes to Financial Statements.

37

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (4.8%)
COMMON STOCKS — (4.8%)
#	ABB Grain, Ltd.	3,817	$24,213
	Adelaide Brighton, Ltd.	6,034	9,221
	AGL Energy, Ltd.	1,753	19,287
	Alumina, Ltd.	21,318	23,084
	Amalgamated Holdings, Ltd.	3,485	10,406
	Amcor, Ltd.	15,412	53,808
	AMP, Ltd.	3,988	15,012
# *	Anvil Mining, Ltd.	1,500	1,232
#	APA Group	3,911	8,404
#	APN News & Media, Ltd.	5,416	5,505
*	Aquila Resources, Ltd.	2,004	4,723
*	Arrow Energy, Ltd.	2,764	6,654
	Asciano Group	13,420	12,973
	ASX, Ltd.	1,133	26,859
*	Austar United Communications, Ltd.	13,491	7,622
	Australia & New Zealand Banking Group, Ltd.	11,741	135,400
	Australian Infrastructure Fund	7,205	7,897
	Australian Worldwide Exploration, Ltd.	11,677	20,537
	Automotive Holdings Group, Ltd.	5,863	5,358
	AXA Asia Pacific Holdings, Ltd.	6,839	19,359
#	Babcock & Brown Infrastructure Group	21,365	1,633
#	Bank of Queensland, Ltd.	4,513	27,883
	Beach Petroleum, Ltd.	17,534	9,718
	Becton Property Group	3,443	401
	Bendigo Bank, Ltd.	4,151	20,670
	BHP Billiton, Ltd. Sponsored ADR	2,200	105,908
	Billabong International, Ltd.	4,335	32,896
#	BlueScope Steel, Ltd.	12,749	21,568
#	Boral, Ltd.	17,799	52,858
	Bradken, Ltd.	1,584	3,652
	Brambles, Ltd.	2,733	11,728
	Brickworks, Ltd.	1,710	13,306
#	Caltex Australia, Ltd.	3,267	23,329
	Campbell Brothers, Ltd.	848	9,820
*	CBH Resources, Ltd.	5,494	—
#	Centennial Coal Co., Ltd.	7,712	10,100
	Challenger Financial Services Group, Ltd.	9,885	14,324
#	Charter Hall Group	10,049	2,694
#	Coca-Cola Amatil, Ltd.	3,099	20,573
	Commonwealth Bank of Australia	10,352	264,506
	Computershare, Ltd.	4,842	32,098

1

#	ConnectEast Group	32,116	9,313
	Crane Group, Ltd.	913	6,138
	CSR, Ltd.	41,042	39,941
#	David Jones, Ltd.	11,064	24,259
	Downer EDI, Ltd.	12,468	45,596
	DUET Group	14,796	17,656
	Elders, Ltd.	22,255	6,845
#	Energy Developments, Ltd.	7,909	10,083
# *	Energy World Corp., Ltd.	12,801	5,129
	Envestra, Ltd.	35,078	12,597
#	Fairfax Media, Ltd.	54,103	46,536
	FKP Property Group	4,308	2,563
	Flight Centre, Ltd.	646	2,847
	Goodman Fielder, Ltd.	42,616	35,499
*	Graincorp, Ltd. Series A	1,422	7,542
	GUD Holdings, Ltd.	1,756	9,046
#	GWA International, Ltd.	5,833	9,868
	Harvey Norman Holdings, Ltd.	12,250	26,453
#	Hills Industries, Ltd.	4,558	6,446
*	Iluka Resources, Ltd.	6,256	14,879
	Incitec Pivot, Ltd.	33,564	51,017
	Insurance Australia Group, Ltd.	31,288	78,851
	IOOF Holdings, Ltd.	2,294	6,653
	Iress Market Technology, Ltd.	2,664	11,529
	James Hardie Industries NV Sponsored ADR	600	9,786
	JB Hi-Fi, Ltd.	833	8,226
#	Leighton Holdings, Ltd.	364	5,550
	Lend Lease Corp., Ltd.	5,245	27,473
*	Lihir Gold, Ltd.	7,425	16,044
#	MacArthur Coal, Ltd.	1,424	4,368
	MacMahon Holdings, Ltd.	18,668	4,609
#	Macquarie Communications Infrastructure Group	5,436	8,869
#	Macquarie Group, Ltd.	3,628	87,769
	Macquarie Media Group, Ltd.	5,110	4,580
	Metcash, Ltd.	18,821	56,844
*	Minara Resources, Ltd.	5,762	2,405
	Mincor Resources NL	4,393	3,107
	Monadelphous Group, Ltd.	1,313	9,619
*	Mount Gibson Iron, Ltd.	8,762	3,977
*	Murchison Metals, Ltd.	4,058	2,859
	National Australia Bank, Ltd.	14,552	217,629
	Navitas, Ltd.	4,902	8,135
	New Hope Corp., Ltd.	7,888	24,182
# *	Nexus Energy, Ltd.	18,680	5,159
	Nufarm, Ltd.	4,654	44,685
	Oil Search, Ltd.	13,130	48,419
	OneSteel, Ltd.(6293729)	10,849	17,514
*	OneSteel, Ltd.(B3VDZZ8)	5,221	8,461
	Orica, Ltd.	2,763	33,656
	Origin Energy, Ltd.	14,029	165,868
	OZ Minerals, Ltd.	20,178	10,888
	Pacific Brands, Ltd.	9,166	4,642

2

# *	Paladin Energy, Ltd.	5,036	16,651
	Panoramic Resources, Ltd.	3,668	4,021
	Peet, Ltd.	5,863	5,843
	Perpetual Trustees Australia, Ltd.	313	7,305
	PMP, Ltd.	15,111	4,532
	Premier Investments, Ltd.	1,264	4,261
#	Programmed Maintenance Service, Ltd.	5,477	10,539
	Qantas Airways, Ltd.	25,039	36,123
	QBE Insurance Group, Ltd.	2,126	33,622
	Reece Australia, Ltd.	772	10,628
	Rio Tinto, Ltd.	597	27,800
# *	Riversdale Mining, Ltd.	2,941	9,237
*	Roc Oil Co., Ltd.	9,402	2,959
	SAI Global, Ltd.	7,736	14,335
	Salmat, Ltd.	4,935	14,109
	Santos, Ltd.	3,845	45,320
	Seven Network, Ltd.	3,972	18,149
*	Silex System, Ltd.	1,612	5,631
#	Sims Metal Management, Ltd.	3,818	55,452
*	Sino Gold Mining, Ltd.	9,927	39,175
#	Spark Infrastructure Group	6,940	5,199
	Spotless Group, Ltd.	7,476	11,089
	Straits Resources, Ltd.	6,014	6,689
	Suncorp-Metway, Ltd.	14,704	62,739
	Sunland Group, Ltd.	7,830	3,174
	Telstra Corp., Ltd.	7,576	18,303
#	Ten Network Holdings, Ltd.	7,156	5,037
#	Timbercorp, Ltd.	19,174	613
	Toll Holdings, Ltd.	6,021	25,764
	Tower Australia Group, Ltd.	10,373	15,461
	Transfield Services, Ltd.	18,093	32,656
#	Transurban Group	4,490	14,552
	United Group, Ltd.	2,473	17,203
	Village Roadshow, Ltd.	4,000	2,386
# *	Virgin Blue Holdings, Ltd.	22,073	4,590
	Washington H. Soul Pattinson & Co., Ltd.	5,620	39,208
	Wesfarmers, Ltd.	4,911	80,686
#	West Australian Newspapers Holdings, Ltd.	1,421	5,212
	Westpac Banking Corp.	5,284	73,667
	Westpac Banking Corp. Sponsored ADR	1,800	124,110
	WHK Group, Ltd.	9,975	7,601
	Woodside Petroleum, Ltd.	619	17,019
	Woolworths, Ltd.	1,333	25,859

TOTAL — AUSTRALIA			3,394,337

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
	Agrana Beteiligungs AG	195	12,492
	Andritz AG	334	11,354
*	A-TEC Industries AG	464	4,790
# *	Austrian Airlines AG	769	4,045

3

	Erste Group Bank AG	2,404	50,161
	Oesterreichische Elektrizitaetswirtschafts AG	290	11,908
	Oesterreichische Post AG	380	11,077
	OMV AG	2,668	82,655
	Raiffeisen International Bank-Holding AG	1,451	50,020
# *	RHI AG	422	6,056
*	Schoeller-Bleckmann Oilfield Equipment AG	121	3,758
	Telekom Austria AG	2,696	35,462
*	Vienna Insurance Group	686	26,743
#	Voestalpine AG	693	13,259
	Wienerberger AG	1,340	15,770
	Zumtobel AG	642	5,726

TOTAL — AUSTRIA			345,276

BELGIUM — (0.6%)
COMMON STOCKS — (0.6%)
	Ackermans & van Haaren NV	765	44,663
	Banque Nationale de Belgique	6	19,767
	Barco NV	411	9,395
	Bekaert SA	358	33,222
	Belgacom SA	497	14,447
	Compagnie d’Entreprises CFE	220	7,455
	Compagnie Maritime Belge SA	293	7,407
	Delhaize Group Sponsored ADR	1,800	121,680
#	Dexia SA	8,512	41,283
	D’Ieteren SA NV	72	13,712
	Elia System Operator SA NV	591	21,584
#	Euronav SA	852	12,264
	Exmar NV	649	7,424
	KBC Groep NV	1,299	28,554
	Mobistar SA	266	15,918
	Tessenderlo Chemie NV	868	25,771
#	Umicore	1,145	22,440
TOTAL COMMON STOCKS			446,986

RIGHTS/WARRANTS — (0.0%)
*	Fortis Coupons	2,598	—

TOTAL — BELGIUM			446,986

CANADA — (7.4%)
COMMON STOCKS — (7.4%)
*	Absolute Software Corp.	500	2,183
	Addax Petroleum Corp.	600	16,512
	Aecon Group, Inc.	700	6,658
	AGF Management, Ltd. Class B	962	9,271
	Agnico Eagle Mines, Ltd.	802	35,453
	Agrium, Inc.	900	38,616
*	Alamos Gold, Inc.	1,800	11,690
# *	Alexco Resource Corp.	3,400	4,445

4

#	Alimentation Couche-Taro, Inc. Class B	2,000	21,872
	Amerigo Resources, Ltd.	6,500	1,743
# *	Antrim Energy, Inc.	3,100	1,143
	Astral Media, Inc. Class A	2,100	55,470
*	Ballard Power Systems, Inc.	2,600	5,338
#	Bank of Montreal	4,535	150,115
	Bank of Nova Scotia	4,600	130,834
	Barrick Gold Corp.	3,500	101,337
	BCE, Inc.	118	2,523
*	Birchcliff Energy, Ltd.	900	4,503
	Bombardier, Inc. Class B	7,800	24,708
	CAE, Inc.	3,740	23,820
	Cameco Corp.	1,400	32,146
	Canaccord Capital, Inc.	1,100	6,471
	Canada Bread Co., Ltd.	400	14,749
# *	Canadian Hydro Developers, Inc.	4,700	11,146
	Canadian Imperial Bank of Commerce	1,100	49,382
	Canadian National Railway Co.	3,400	137,447
	Canadian National Resources, Ltd.	1,600	73,758
	Canadian Pacific Railway, Ltd.	2,000	71,566
	Canadian Tire Corp. Class A	700	29,624
	Canadian Utilities, Ltd. Class A	1,400	40,476
#	Canadian Western Bank	1,200	13,425
	Canam Group, Inc. Class A	1,300	7,735
*	Canfor Corp.	830	3,568
# *	CanWest Global Communications Corp.	4,700	1,103
	Cascades, Inc.	2,400	7,341
*	Catalyst Paper Corp.	11,600	2,430
	CCL Industries, Inc. Class B	700	13,498
*	Celestica, Inc.	5,200	31,288
*	Celtic Exploration, Ltd.	700	8,389
*	CGI Group, Inc.	2,700	23,939
	Clarke, Inc.	1,100	2,203
	Cogeco Cable, Inc.	200	4,902
# *	Compton Petroleum Corp.	1,500	955
# *	Connacher Oil & Gas, Ltd.	5,200	5,142
# *	Corridor Resources, Inc.	500	922
	Corus Entertainment, Inc. Class B	2,200	29,314
# *	Crew Energy, Inc.	1,200	5,833
*	Crystallex International Corp.	9,200	2,621
# *	Denison Mines Corp.	2,000	3,754
	Dorel Industries, Inc. Class B	500	9,532
*	Dundee Precious Metals, Inc.	2,800	3,989
*	Eastern Platinum, Ltd.	16,800	7,743
*	Eldorado Gold Corp.	5,100	40,516
	Empire Co., Ltd. Class A	700	29,237
	Enbridge, Inc.	3,024	93,383
	EnCana Corp.	3,890	178,282
	Ensign Energy Services, Inc.	2,800	32,263
*	Equinox Minerals, Ltd.	31,200	54,384
	Equitable Group, Inc.	500	5,652
*	Euro Goldfields, Ltd.	3,700	7,845

5

*	Fairborne Energy, Ltd.	1,000	3,939
	Fairfax Financial Holdings, Inc.	500	132,238
	Finning International, Inc.	3,300	39,325
	First Quantum Minerals, Ltd.	1,700	65,746
*	Flint Energy Services, Ltd.	400	2,253
# *	FNX Mining Co., Inc.	700	3,097
	Fortis, Inc.	2,300	42,693
	Forzani Group, Ltd. Class A	1,300	14,195
*	Fronteer Development Group, Inc.	1,330	3,177
*	Galleon Energy, Inc. Class A	1,500	5,958
	George Weston, Ltd.	800	39,708
	Gerdau Ameristeel Corp.	2,500	13,157
# *	Gildan Activewear, Inc.	800	9,158
	Goldcorp, Inc.	7,738	211,526
# *	Golden Star Resources, Ltd.	8,100	10,725
# *	Great Basin Gold, Ltd.	5,600	6,899
	Great West Lifeco, Inc.	700	12,020
	Groupe Aeroplan, Inc.	8,600	54,412
	Harry Winston Diamond Corp.	500	2,099
*	High River Gold Mines, Ltd.	10,000	1,089
*	Highpine Oil & Gas, Ltd.	2,000	9,151
	Home Capital Group, Inc.	400	9,228
*	HudBay Minerals, Inc.	1,100	7,384
	Husky Energy, Inc.	500	12,113
	IAMGOLD Corp.	7,600	60,568
	IGM Financial, Inc.	800	23,846
*	Imperial Metals Corp.	1,200	3,972
	Imperial Oil, Ltd.	600	21,445
	Industrial Alliance Insurance & Financial Services, Inc.	2,200	44,100
	ING Canada, Inc.	2,400	69,508
	Inmet Mining Corp.	1,700	58,908
*	Intermap Technologies, Ltd.	1,800	3,017
*	International Forest Products, Ltd. Series A	2,000	4,190
	International Royalty Corp.	2,100	5,227
*	Iteration Energy, Ltd.	400	389
*	Ivanhoe Energy, Inc.	3,900	5,785
# *	Ivanhoe Mines, Ltd.	1,500	9,629
	Kingsway Financial Services, Inc.	1,700	3,889
	Kinross Gold Corp.	5,881	90,632
*	Kirkland Lake Gold, Inc.	500	3,603
	Laurentian Bank of Canada	400	9,654
	Leon’s Furniture, Ltd.	400	3,097
	Linamar Corp.	1,500	5,405
	Loblaw Companies, Ltd.	1,300	35,025
*	Lundin Mining Corp.	5,200	9,456
*	MacDonald Dettweiler & Associates, Ltd.	500	12,989
	Magna International, Inc. Class A	1,900	65,233
#	Major Drilling Group International, Inc.	300	3,402
	Manitoba Telecom Services, Inc.	500	14,037
	Manulife Financial Corp.	10,200	173,690
	Maple Leaf Foods, Inc.	2,300	16,229
*	Martinrea International, Inc.	3,400	11,967

6

*	MAXIM Power Corp.	1,600	4,009
*	Mega Uranium, Ltd.	1,500	2,489
	Methanex Corp.	2,600	29,937
	Metro, Inc. Class A	2,600	80,617
	National Bank of Canada	2,500	91,448
	Nexen, Inc.	4,131	78,653
	Niko Resources, Ltd.	200	10,122
#	Norbord, Inc.	3,300	3,595
# *	North American Palladium, Ltd.	2,000	3,603
*	Northgate Minerals Corp.	6,600	9,403
	Nova Chemicals Corp.	700	4,048
*	Nuvista Energy, Ltd.	600	3,977
*	Open Text Corp.	1,100	36,227
# *	OPTI Canada, Inc.	3,700	5,984
*	Pan Amer Silver Corp.	500	8,238
*	Paramount Resources, Ltd. Class A	1,200	5,702
*	Parkbridge Lifestyles Communities, Inc.	300	880
	Pason Systems, Inc.	300	2,552
# *	Petrobank Energy & Resources, Ltd.	500	10,748
	Petro-Canada	3,500	110,458
	Potash Corp. of Saskatchewan, Inc.	300	25,769
#	Progress Energy Resources Corp.	500	3,729
*	Quadra Mining, Ltd.	1,100	6,093
	Quebecor, Inc. Class B	1,200	15,486
	Quest Capital Corp.	7,300	4,894
	Reitmans Canada, Ltd.	500	5,091
*	Research In Motion, Ltd.	600	41,446
	Rogers Communications, Inc. Class B	600	14,742
*	RONA, Inc.	3,000	33,210
	Royal Bank of Canada	3,051	108,152
	Russel Metals, Inc.	1,700	17,893
#	Saputo, Inc.	800	14,615
	Savanna Energy Services Corp.	1,200	5,883
*	SEMAFO, Inc.	7,800	12,027
	ShawCor, Ltd.	1,000	18,269
#	Sherritt International Corp.	3,700	15,906
*	Shore Gold, Inc.	5,600	2,018
*	Sierra Wireless, Inc.	900	5,098
*	Silver Standard Resources, Inc.	400	6,707
*	Silver Wheaton Corp.	4,900	37,572
*	Sino-Forest Corp.	4,400	38,495
#	SNC-Lavalin Group, Inc.	600	17,473
*	Stantec, Inc.	500	10,949
	Suncor Energy, Inc.	1,812	45,600
# *	SunOpta, Inc.	300	528
	Talisman Energy, Inc.	12,100	151,592
	Teck Resources, Ltd. Class B	14,300	150,154
	Telus Corp.	400	9,771
#	The Thomson Corp.	1,619	45,451
# *	Thompson Creek Metals Company, Inc.	1,300	8,715
	Tim Hortons, Inc.	1,100	26,733
	TMX Group, Inc.	1,100	29,581

7

	Toromont Industries, Ltd.	600	12,339
	Toronto Dominion Bank	5,100	201,299
	Torstar Corp. Class B	500	2,103
	Transalta Corp.	1,200	20,655
	TransCanada Corp.	3,265	81,481
	Transcontinental, Inc. Class A	1,600	9,520
#	Trican Well Service, Ltd.	2,600	20,023
*	TriStar Oil and Gas, Ltd.	5,400	48,647
# *	UEX Corp.	300	397
	Uni-Select, Inc.	300	6,976
# *	Uranium One, Inc.	7,700	21,294
*	Vector Aerospace Corp.	700	2,405
# *	Viterra, Inc.	4,600	33,537
	Wesdome Gold Mines, Ltd.	8,700	10,207
	West Fraser Timber Co., Ltd.	1,200	27,101
	Western Financial Group, Inc.	3,000	4,173
	Winpak, Ltd.	1,142	6,699
	Yamana Gold, Inc.	3,700	29,022
TOTAL COMMON STOCKS			5,196,579

RIGHTS/WARRANTS — (0.0%)
*	Kinross Gold Corp. Warrants 09/03/13	107	375

TOTAL — CANADA			5,196,954

DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
# *	A P Moller - Maersk A.S.	8	46,469
*	Aktieselskabet Roskilde Bank A.S.	170	11
*	Alm. Brand A.S.	300	4,345
	Auriga Industries A.S. Series B	600	10,215
	Dampskibsselskabet Torm A.S. ADR	500	4,680
#	Danisco A.S.	1,572	51,483
*	Danske Bank A.S.	3,545	38,882
#	DSV A.S.	1,928	21,773
	East Asiatic Co., Ltd. A.S.	400	12,621
*	FLSmidth & Co. A.S.	1,162	37,158
# *	Greentech Energy Systems A.S.	900	3,057
*	Jyske Bank A.S.	1,450	37,145
# *	NKT Holding A.S.	350	9,531
	Novozymes A.S. Series B	150	10,114
*	Ringkjoebing Landbobank A.S.	78	5,901
#	Rockwool International A.S.	60	4,632
#	Schouw & Co. A.S.	300	4,335
	SimCorp A.S.	60	7,805
	Solar Holdings A.S. Series B	125	3,988
	Spar Nord Bank A.S.	600	5,189
*	Sydbank A.S.	1,000	16,800
*	Topdanmark A.S.	292	34,518
#	Trygvesta A.S.	700	38,312
*	Vestas Wind Systems A.S.	350	22,719

8

*	Vestjysk Bank A.S.	250	2,902

TOTAL — DENMARK			434,585

FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
	Ahlstrom Oyj	445	4,211
	Alma Media Oyj	1,213	8,126
#	Amer Sports Oyj Series A	1,228	11,874
	Cramo Oyj	564	5,319
	Elisa Oyj	2,250	29,789
*	Finnair Oyj	1,332	7,772
	Fiskars Oyj Abp Series A	531	5,607
	Fortum Oyj	2,195	44,274
	Huhtamaki Oyj	1,038	9,987
	KCI Konecranes Oyj	758	15,401
#	Kemira Oyj	1,641	13,649
#	Kesko Oyj	1,925	50,056
	Kone Oyj Series B	1,324	36,167
	Lassila & Tikanoja Oyj	596	9,179
	Metso Corp. Oyj	3,105	47,548
	Metso Corp. Oyj Sponsored ADR	700	10,682
#	Neste Oil Oyj	3,249	42,027
	Nokia Oyj Sponsored ADR	5,300	74,942
	Outokumpu Oyj Series A	3,715	55,345
	Pohjola Bank P.L.C.	2,670	19,762
*	Pohjola Bank P.L.C.	1,524	11,493
	Poyry Oyj	726	9,022
	Raisio P.L.C.	7,337	15,106
*	Ramirent Oyj	1,350	6,532
	Rautaruukki Oyj Series K	1,270	23,630
*	Ruukki Group Oyj	3,453	7,389
	Sampo Oyj	7,090	132,262
	Sanoma Oyj	2,100	27,665
	Stockmann Oyj Abp Series A	1,273	25,178
	Stockmann Oyj Abp Series B	646	12,116
*	Stora Enso Oyj Sponsored ADR	9,200	51,796
	UPM-Kymmene Oyj Sponsored ADR	8,400	74,592
	Uponor Oyj Series A	782	8,703
	Vaisala Oyj Series A	214	6,773
#	Wartsila Corp. Oyj Series B	563	18,562
#	YIT Oyj	4,202	40,163

TOTAL — FINLAND			972,699

FRANCE — (6.9%)
COMMON STOCKS — (6.9%)
	Accor SA	833	35,246
	Aeroports de Paris	386	22,225
	Air France-KLM	4,767	52,927
	Air Liquide SA	763	62,084
*	Alcatel-Lucent SA	19,799	50,064

9

*	Alcatel-Lucent SA Sponsored ADR	4,700	11,750
	Alstom SA	858	53,485
*	Alten	785	14,107
*	Altran Technologies SA	3,293	11,055
#	April Group SA	199	5,924
	Arkema	1,598	36,860
	Atos Origin SA	1,899	58,544
*	AXA SA Sponsored ADR	4,900	84,182
	BNP Paribas SA	4,610	242,688
	Bonduelle SCA	293	20,528
	Bongrain SA	259	12,704
#	Bourbon SA	1,432	53,594
#	Bouygues SA	2,649	113,006
	Canal Plus SA	972	6,245
# *	Capgemini SA	3,834	143,316
	Carbone Lorraine SA	185	4,814
# *	Carrefour SA	1,384	56,117
	Casino Guichard Perrachon SA	832	51,903
#	Cegid Group	257	3,451
#	Ciments Francais SA	162	14,673
*	Club Mediterranee SA	237	3,735
#	CNP Assurances	713	56,217
	Compagnie de Saint-Gobain	3,701	132,774
# *	Compagnie Generale de Geophysique-Veritas SA	576	8,321
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	3,000	43,260
	Compagnie Generale des Establissements Michelin Series B	1,882	96,337
	Credit Agricole SA	6,658	97,350
#	DANONE SA	759	36,103
	Dassault Systemes SA	280	11,493
#	Delachaux SA	227	12,614
	EDF Energies Nouvelles SA	747	26,451
	Electricite de France	694	32,147
	Esso S.A.F.	76	8,119
	Establissements Maurel et Prom	1,758	25,798
	Euler Hermes SA	688	33,568
*	Euro Disney SCA	810	3,688
#	European Aeronautic Defence & Space Co.	5,210	75,199
	Eutelsat Communications	1,141	24,707
# *	Faurecia SA	180	1,972
#	Fimalac SA	481	22,806
	France Telecom SA Sponsored ADR	7,400	163,244
#	GDF Suez	1,687	60,587
*	Gemalto NV	1,352	42,571
# *	Groupe Eurotunnel SA	5,859	30,166
	Groupe Steria SCA	727	13,863
	Guyenne et Gascogne SA	100	8,692
	Havas SA	7,086	22,202
#	Hermes International SA	125	16,578
	Imerys SA	792	32,775
	Ingenico SA	1,523	27,884
	Ipsos SA	330	7,489

10

	JC Decaux SA	1,124	15,984
#	Lafarge SA	439	24,772
	Lafarge SA Sponsored ADR	5,400	76,572
#	Lagardere SCA	2,877	90,318
	Legrand SA	952	19,111
#	L’Oreal SA	528	37,773
#	M6 Metropole Television	1,252	23,401
	Natixis	12,923	29,260
	Neopost SA	392	33,195
*	Nexans SA	667	30,902
#	Nexity	1,096	35,354
	Norbert Dentressangle	122	4,240
	NRJ Group	928	6,080
# *	Orco Property Group	176	1,697
#	PagesJaunes SA	1,400	15,208
	Peugeot SA	4,308	99,483
	Pierre & Vacances	114	7,312
# *	Plastic Omnium SA	372	4,578
	PPR SA	1,001	76,690
	Publicis Groupe ADR	1,400	42,490
	Rallye SA	349	7,095
	Renault SA	2,388	76,571
#	Rexel SA	6,230	51,710
	Rhodia SA	3,158	18,157
	Rubis SA	172	9,756
	Safran SA	5,610	66,956
# *	Schneider Electric SA	2,459	187,126
	SCOR SE	4,800	100,740
#	SEB SA	559	18,840
	Societe BIC SA	967	51,912
	Societe Generale Paris	3,741	191,197
	Societe Television Francaise 1	1,498	14,029
	Somfy SA	74	11,105
	Sperian Protection	139	7,000
	STEF-TFE	282	10,187
	STMicroelectronics NV	3,725	24,550
	STMicroelectronics NV ADR	6,800	44,676
*	Suez Environnement SA	1,619	24,679
	Technip SA	688	29,557
	Technip SA ADR	1,700	72,437
	Teleperformance SA	805	23,200
	Thales SA	366	15,183
*	Thomson	5,156	6,942
	Total SA Sponsored ADR	4,900	243,628
*	UbiSoft Entertainment SA	718	14,027
	Valeo SA	1,428	29,426
	Vallourec SA	860	93,999
	Veolia Environnement SA ADR	600	16,386
	Vilmorin et Cie SA	139	13,114
	Vinci SA	1,619	72,532
	Vivendi SA	7,662	206,024
	Wendel	482	17,676

11

#	Zodiac Aerospace	567	16,560
TOTAL COMMON STOCKS			4,861,599

RIGHTS/WARRANTS — (0.0%)
*	Faurecia SA Rights 05/12/09	180	429
# *	Lafarge SA Rights 04/15/09	202	10,824
TOTAL RIGHTS/WARRANTS			11,253

TOTAL — FRANCE			4,872,852

GERMANY — (5.8%)
COMMON STOCKS — (5.8%)
#	Aareal Bank AG	716	6,668
#	Adidas-Salomon AG	795	30,037
#	Allianz SE	3,352	308,812
#	Aurubis AG	881	24,938
# *	BASF AG	5,447	206,060
#	Bauer AG	343	12,945
#	Bayerische Motoren Werke AG	5,203	180,279
#	Beiersdorf AG	364	14,921
#	Bilfinger Berger AG	980	46,510
	Comdirect Bank AG	1,445	11,716
#	Commerzbank AG	12,685	84,825
# *	Constantin Medien AG	1,695	5,381
#	Daimler AG	1,406	50,136
#	Daimler AG Sponsored ADR	4,800	171,360
	Demag Cranes AG	201	4,214
#	Deutsche Bank AG	762	40,635
	Deutsche Bank AG ADR	4,200	220,206
	Deutsche Boerse AG	826	60,149
#	Deutsche Lufthansa AG	2,937	37,466
	Deutsche Post AG	9,624	111,040
#	Deutsche Postbank AG	608	12,631
	Deutsche Telekom AG	21,052	256,952
#	Douglas Holding AG	434	17,808
#	E.ON AG	1,188	39,877
*	E.ON AG Sponsored ADR	8,830	297,129
	ElreingKlinger AG	2,304	32,994
	Fielmann AG	139	8,511
#	Fraport AG	799	32,206
#	Fuchs Petrolub AG	205	11,364
	GEA Group AG	911	11,801
	Generali Deutschland Holding AG	221	18,249
	GFK SE	1,109	26,361
	Grenkeleasing AG	598	18,572
#	Hannover Rueckversicherung AG	1,501	48,498
	Heidelberger Druckmaschinen AG	1,470	10,577
#	Heidelberger Zement AG	179	7,525
#	Henkel AG & Co. KGaA	615	15,204
#	Hochtief AG	402	19,269
	Indus Holding AG	565	8,018

12

# *	Infineon Technologies AG	14,438	37,527
*	Infineon Technologies AG ADR	6,080	15,565
	IVG Immobilien AG	2,827	24,185
*	Jenoptik AG	847	3,858
	K&S AG	820	49,329
	Kloeckner & Co. SE	2,176	28,114
	Kontron AG	1,112	12,202
	Krones AG	594	20,556
#	Kuka AG	447	6,410
	KWS Saat AG	62	7,779
#	Lanxess AG	2,174	46,416
	Leoni AG	483	6,933
	Linde AG	1,555	123,987
	MAN AG	1,204	73,851
#	Medion AG	754	5,811
	Metro AG	443	18,844
#	MLP AG	505	7,067
	MTU Aero Engines Holding AG	1,581	53,195
	Munchener Rueckversicherungs-Gesellschaft AG	1,571	217,066
	MVV Energie AG	213	8,808
*	Nordex AG	312	5,385
#	Pfleiderer AG	1,233	6,923
	Porsche Automobil Holding SE	801	57,700
	Praktiker Bau-und Heimwerkermaerkte Holding AG	4,011	29,102
# *	Premiere AG	6,216	15,020
# *	Puma AG Rudolf Dassler Sport	138	29,519
#	Rational AG	59	6,052
	Rheinmetall AG	925	39,200
*	Roth & Rau AG	980	22,613
	RWE AG	890	64,112
	Salzgitter AG	1,131	79,794
	SAP AG Sponsored ADR	1,200	45,708
# *	SGL Carbon SE	1,481	43,432
	Siemens AG Sponsored ADR	1,700	113,781
# *	Singulus Technologies AG	1,966	6,614
# *	Solarworld AG	399	11,057
	Suedzucker AG	3,391	65,453
*	Symrise AG	1,144	15,558
#	ThyssenKrupp AG	3,676	78,595
#	TUI AG	4,500	48,943
	United Internet AG	1,164	11,921
*	Versatel AG	418	3,066
	Wacker Chemie AG	83	8,429
	Wincor Nixdorf AG	382	19,121
TOTAL COMMON STOCKS			4,116,445

RIGHTS/WARRANTS — (0.0%)
*	Constantin Medien AG Rights 05/07/09	1,695	96

TOTAL — GERMANY			4,116,541

13

GREECE — (1.0%)
COMMON STOCKS — (1.0%)
	Agricultural Bank of Greece S.A.	3,182	5,469
*	Alpha Bank A.E.	6,343	61,784
	Anek Lines S.A.	1,587	1,776
*	Aspis Bank S.A.	2,970	4,704
	Bank of Greece	518	29,503
	Coca-Cola Hellenic Bottling Co. S.A. ADR	750	12,000
	EFG Eurobank Ergasias S.A.	8,225	64,567
	Ellaktor S.A.	4,143	26,809
	EYDAP Athens Water Supply & Sewage Co. S.A.	690	5,552
	Fourlis Holdings S.A.	501	5,982
	Frigoglass S.A.	562	3,061
	GEK Terna S.A.	1,957	11,698
*	Geniki Bank	1,672	3,023
	Halkor S.A.	3,691	6,222
	Hellenic Petroleum S.A.	4,915	47,632
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,300	9,659
*	Marfin Investment Group S.A.	18,853	80,840
	Metka S.A.	797	8,371
	Michaniki S.A.	2,081	4,303
	Mytilineos Holdings S.A.	2,885	18,465
	National Bank of Greece S.A. ADR	25,584	104,127
	Nirefs Acquaculture S.A.	2,998	2,973
	Piraeus Bank S.A.	8,135	74,594
	Proton Bank S.A.	2,311	2,944
	Public Power Corp. S.A.	802	15,460
	Sidenor Steel Products Manufacturing Co. S.A.	2,131	10,533
	Titan Cement Co. S.A.	2,498	63,682
	TT Hellenic Postbank S.A.	1,503	9,045
	Viohalco S.A.	1,602	7,918

TOTAL — GREECE			702,696

HONG KONG — (1.6%)
COMMON STOCKS — (1.6%)
	Allied Properties, Ltd.	44,000	5,081
*	Associated International Hotels, Ltd.	6,000	9,609
	Bank of East Asia, Ltd.	6,464	15,343
*	C C Land Holdings, Ltd.	77,000	25,259
#	Cafe de Coral Holdings, Ltd.	10,000	18,566
	Cathay Pacific Airways, Ltd.	12,000	13,896
	Cheung Kong Holdings, Ltd.	9,000	93,646
	Cheung Kong Infrastructure Holdings, Ltd.	7,000	27,003
	Chong Hing Bank, Ltd.	8,000	9,875
	Chuang’s Consortium International, Ltd.	92,000	4,298
	CLP Holdings, Ltd.	5,000	33,774
*	Coastal Greenland, Ltd.	92,000	4,466
	Dah Sing Financial Holdings, Ltd.	3,600	10,421
	Daphne International Holdings, Ltd.	14,000	5,364
	Far East Consortium International, Ltd.	37,000	4,784

14

	First Pacific Co., Ltd.	28,000	12,569
*	Foxconn International Holdings, Ltd.	8,000	4,930
	Giordano International, Ltd.	44,000	8,971
*	Global Green Tech Group, Ltd.	112,480	3,889
*	Goldin Properties Holdings, Ltd.	24,000	9,007
	Great Eagle Holdings, Ltd.	11,160	15,407
	Hang Lung Group, Ltd.	8,000	29,299
	Hang Lung Properties, Ltd.	6,000	16,967
	Henderson Land Development Co., Ltd.	10,000	46,580
	Hong Kong and Shanghai Hotels, Ltd.	11,096	8,389
	Hong Kong Electric Holdings, Ltd.	3,500	20,707
	Hopewell Holdings, Ltd.	17,000	43,653
*	Hutchison Telecommunications Hong Kong Holdings, Ltd.	15,000	1,413
	Hutchison Telecommunications International, Ltd.	15,000	2,806
	Johnson Electric Holdings, Ltd.	37,500	8,113
	Kingboard Chemical Holdings, Ltd.	14,500	35,150
	Kowloon Development Co., Ltd.	10,000	4,782
	Lee & Man Paper Manufacturing, Ltd.	6,000	4,447
	Lifestyle International Holdings, Ltd.	10,000	9,554
#	Luks Industrial Group, Ltd.	16,000	6,112
*	Melco International Development, Ltd.	18,000	8,830
# *	Mongolia Energy Corp., Ltd.	25,000	7,085
	MTR Corp., Ltd.	14,607	37,011
	New World Development Co., Ltd.	26,535	34,774
	NWS Holdings, Ltd.	13,994	28,030
	Oriental Press Group	64,000	6,172
	Pacific Basin Shipping, Ltd.	14,000	6,923
	PCCW, Ltd.	34,000	15,358
	Regal Hotels International Holdings, Ltd.	24,600	4,742
*	Shanghai Zenghai Property, Ltd.	385,000	8,566
	Shangri-La Asia, Ltd.	10,000	14,704
	Shun Tak Holdings, Ltd.	20,000	8,800
	Sino Land Co., Ltd.	34,066	43,389
	Smartone Telecommunications Holdings, Ltd.	10,500	6,758
	Sun Hung Kai & Co., Ltd.	32,000	17,724
	Sun Hung Kai Properties, Ltd.	9,000	92,925
	Tai Cheung Holdings, Ltd.	23,000	8,667
*	Tak Shun Technology Group, Ltd.	710,000	3,756
	Techtronic Industries Co., Ltd.	31,000	18,294
	Television Broadcasts, Ltd.	4,000	14,159
	Texwinca Holdings, Ltd.	24,000	14,606
	Transport International Holdings, Ltd.	4,000	10,825
	Truly International Holdings	12,000	6,901
	Varitronix International, Ltd.	17,000	3,362
	Vtech Holdings, Ltd.	3,000	15,005
	Wharf Holdings, Ltd.	14,625	48,213
	Wheelock and Co., Ltd.	25,000	54,011
	Wheelock Properties, Ltd.	40,000	16,048
	Wing Hang Bank, Ltd.	2,000	11,874
#	Yue Yuen Industrial (Holdings), Ltd.	9,500	21,064
TOTAL COMMON STOCKS			1,162,706

15

RIGHTS/WARRANTS — (0.0%)
*	PYI Corp., Ltd. Warrants 09/25/09	7,666	22

TOTAL — HONG KONG			1,162,728

IRELAND — (0.3%)
COMMON STOCKS — (0.3%)
*	Aer Lingus Group P.L.C.	4,388	4,169
	Allied Irish Banks P.L.C. Sponsored ADR	7,100	16,330
	Bank of Ireland P.L.C. Sponsored ADR	3,300	12,771
	CRH P.L.C. Sponsored ADR	3,300	84,876
	DCC P.L.C.	1,532	27,698
*	Dragon Oil P.L.C.	4,125	15,521
	Independent News & Media P.L.C.	6,760	2,304
	Irish Life & Permanent P.L.C.	7,636	19,217
	Kerry Group P.L.C.	1,125	23,130
	Kerry Group P.L.C.	1,098	22,648
	Kingspan Group P.L.C.	1,183	6,101

TOTAL — IRELAND			234,765

ITALY — (2.8%)
COMMON STOCKS — (2.8%)
	A2A SpA	7,105	11,678
	ACEA SpA	1,354	16,795
#	Alleanza Assicurazioni SpA	6,980	46,769
#	Assicurazioni Generali SpA	3,245	66,022
#	Autogrill SpA	1,015	7,714
# *	Azimut Holding SpA	1,363	9,525
# *	Banca Carige SpA	5,645	20,678
*	Banca Italease SpA	1,274	2,476
	Banca Monte Dei Paschi di Siena SpA	21,946	35,117
	Banca Piccolo Credito Valtellinese Scarl SpA	1,934	15,144
	Banca Popolare dell’Etruria e del Lazio Scarl	2,054	12,067
	Banca Popolare di Milano Scarl	11,630	67,615
	Banco Popolare Scarl	9,475	62,247
#	Benetton Group SpA	945	7,488
#	Bulgari SpA	1,302	6,631
#	Buzzi Unicem SpA	1,314	19,240
	C.I.R. SpA - Compagnie Industriali Riunite	7,131	9,286
#	Cementir SpA	2,563	9,224
#	Credito Artigiano SpA	1,391	3,790
	Credito Emiliano SpA	1,807	9,031
	Enel SpA	7,500	40,654
	Eni SpA Sponsored ADR	3,300	140,877
#	ERG SpA	1,082	16,669
# *	Fiat SpA	4,260	41,647
*	Fiat SpA Sponsored ADR	1,600	16,800
#	Finmeccanica SpA	6,992	98,498
#	Fondiaria - Sai SpA	1,930	32,096
# *	Geox SpA	852	7,201

16

*	Gruppo Editoriale L’Espresso SpA	3,978	5,614
	Hera SpA	17,488	35,171
	Immsi SpA	4,196	3,948
*	Impregilo SpA	6,264	17,734
	Interpump Group SpA	1,758	7,484
	Intesa Sanpaolo SpA	69,040	219,952
	Iride SpA	8,189	12,029
#	Italcementi SpA	1,415	17,034
	Italmobiliare SpA	246	9,333
	Luxottica Group SpA Sponsored ADR	600	10,986
	Mediaset SpA	4,438	24,931
#	Mediobanca SpA	6,574	75,848
#	Milano Assicurazioni SpA	5,810	17,758
	Parmalat SpA	30,428	60,434
	Pirelli & Co. SpA	82,556	32,117
	Premafin Finanziaria SpA	10,391	13,323
	Saipem SpA	800	17,099
#	Saras SpA	5,737	16,800
#	Snam Rete Gas SpA	3,918	15,517
	Societe Cattolica di Assicurazoni Scrl SpA	819	26,113
	Telecom Italia SpA Sponsored ADR	7,500	93,900
	Terna SpA	17,511	56,233
#	Tod’s SpA	244	12,469
	UniCredito SpA	61,907	150,742
	Unione di Banche Italiane ScpA	9,985	137,677
	Unipol Gruppo Finanziario SpA	16,156	20,078
TOTAL COMMON STOCKS			1,943,303

RIGHTS/WARRANTS — (0.0%)
*	Snam Rete Gas SpA Rights 05/15/09	3,918	3,007

TOTAL — ITALY			1,946,310

JAPAN — (20.8%)
COMMON STOCKS — (20.8%)
	Adeka Corp.	2,100	13,314
#	Aderans Holdings Co., Ltd.	1,300	12,595
	AEON Co., Ltd.	4,300	33,668
	Aica Kogyo Co., Ltd.	2,800	23,962
#	Aichi Steel Corp.	4,000	13,230
	Aida Engineering, Ltd.	4,000	11,112
	Aioi Insurance Co., Ltd.	10,000	43,894
#	Aiphone Co., Ltd.	1,300	21,346
	Air Water, Inc.	2,000	16,528
	Aisin Seiki Co., Ltd.	2,100	43,126
	Ajinomoto Co., Inc.	10,000	73,421
	Alpine Electronics, Inc.	1,300	10,488
	Alps Electric Co., Ltd.	4,600	24,600
#	Amada Co., Ltd.	10,000	61,924
	Amano Corp.	1,700	13,479
	Anritsu Corp.	5,000	17,399

17

	AOC Holdings, Inc.	2,200	13,369
	AOKI Holdings, Inc.	1,100	9,724
	Aoyama Trading Co., Ltd.	1,800	25,897
*	Aozora Bank, Ltd.	24,000	30,403
#	Ariake Japan Co., Ltd.	1,000	13,746
	Asahi Diamond Industrial Co., Ltd.	3,000	14,265
	Asahi Glass Co., Ltd.	2,000	11,950
#	Asahi Kasei Corp.	7,000	28,140
	ASATSU-DK, Inc.	700	12,108
#	Asics Corp.	2,000	13,001
	Autobacs Seven Co., Ltd.	1,000	27,336
*	Bank of the Ryukyus, Ltd.	1,700	13,228
	Bank of Yokohama, Ltd.	14,000	59,367
	Benesse Corp.	700	26,789
	Bridgestone Corp.	2,800	41,736
	Brother Industries, Ltd.	4,000	32,511
	Calsonic Kansei Corp.	6,000	11,239
	Canon Finetech, Inc.	1,300	12,170
	Canon Marketing Japan, Inc.	1,200	14,510
	Canon, Inc. Sponsored ADR	1,800	54,378
	Casio Computer Co., Ltd.	6,200	47,507
	Central Glass Co., Ltd.	4,000	15,184
	Chiyoda Co., Ltd.	1,100	15,280
	Chofu Seisakusho Co., Ltd.	1,300	23,965
	Chubu Electric Power Co., Ltd.	1,800	39,573
	Chudenko Corp.	1,000	14,053
	Chugoku Marine Paints, Ltd.	2,000	11,431
	Chuo Mitsui Trust Holdings, Inc.	10,000	32,886
	Circle K Sunkus Co., Ltd.	700	9,825
	Citizen Holdings Co., Ltd.	7,900	36,143
	CKD Corp.	2,200	8,106
	CMK Corp.	2,100	11,169
	Coca-Cola Central Japan Co., Ltd.	1,500	18,229
#	Coca-Cola West Co., Ltd.	1,500	24,659
	Comsys Holdings Corp.	2,000	16,246
	Corona Corp.	1,600	14,816
	Cosmo Oil Co., Ltd.	15,000	42,627
	Credit Saison Co., Ltd.	4,000	44,936
# *	CSK Holdings Corp.	1,000	5,282
	Dai Nippon Printing Co., Ltd.	10,000	105,858
	Daicel Chemical Industries, Ltd.	8,000	33,614
	Daido Steel Co., Ltd.	5,000	16,656
	Daifuku Co., Ltd.	2,000	12,025
	Daikin Industries, Ltd.	700	18,832
# *	Daikyo, Inc.	5,000	6,110
#	Daimei Telecom Engineering Corp.	2,000	16,481
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	8,437
# *	Dainippon Screen Manufacturing Co., Ltd.	5,000	10,998
#	Daio Paper Corp.	3,000	27,145
	Daiwa House Industry Co., Ltd.	5,000	43,667
	Daiwa Securities Co., Ltd.	3,000	15,717
#	Daiwabo Co., Ltd.	8,000	34,957

18

	Denki Kagaku Kogyo Kabushiki Kaisha	19,000	42,171
	Denki Kogyo Co., Ltd.	3,000	16,817
	Denso Corp.	2,200	52,006
#	Dentsu, Inc.	2,400	44,509
	DIC Corp.	10,000	16,329
#	Disco Corp.	400	12,039
	Don Quijote Co., Ltd.	1,000	15,194
	Dowa Holdings Co., Ltd.	2,000	7,952
	DyDo Drinco, Inc.	600	15,928
	eAccess, Ltd.	18	11,788
#	East Japan Railway Co.	600	33,810
*	Ebara Corp.	6,000	16,244
#	Edion Corp.	1,800	8,530
	Electric Power Development Co., Ltd.	600	17,499
*	Elpida Memory, Inc.	3,600	38,555
	Exedy Corp.	1,600	29,762
	Ezaki Glico Co., Ltd.	2,000	18,671
	FamilyMart Co., Ltd.	600	16,510
#	Foster Electric Co., Ltd.	500	3,937
	FP Corp.	700	24,485
	Fuji Electric Holdings Co., Ltd.	10,000	17,197
	Fuji Heavy Industries, Ltd.	15,000	60,406
#	Fuji Oil Co., Ltd.	2,600	25,782
#	Fuji Soft, Inc.	1,100	15,612
	FUJIFILM Holdings Corp.	3,300	84,903
	Fujikura, Ltd.	13,000	44,876
	Fujitsu, Ltd.	8,000	34,272
	Fukuoka Financial Group, Inc.	12,000	36,979
#	Fukuyama Transporting Co., Ltd.	5,000	19,415
	Funai Electric Co., Ltd.	500	14,220
	Furukawa Co., Ltd.	9,000	8,503
	Furukawa Electric Co., Ltd.	15,000	44,890
	Futaba Corp.	1,500	26,787
#	Futaba Industrial Co., Ltd.	900	4,056
#	GEO Co., Ltd.	9	5,080
	Glory, Ltd.	1,000	18,351
	Godo Steel, Ltd.	6,000	15,570
#	GS Yuasa Corp.	6,000	40,305
	Gunze, Ltd.	5,000	16,286
#	H2O Retailing Corp.	4,000	25,355
	Hakuhodo Dy Holdings, Inc.	670	30,737
#	Hankyu Hanshin Holdings, Inc.	19,000	88,798
	Hanwa Co., Ltd.	4,000	11,319
*	Haseko Corp.	11,000	6,931
	Heiwa Corp.	1,800	15,992
	Heiwado Co., Ltd.	1,200	13,401
	Higashi-Nippon Bank, Ltd.	6,000	15,098
	Hino Motors, Ltd.	13,000	37,393
	Hirose Electric Co., Ltd.	200	20,832
#	HIS Co., Ltd.	1,100	17,364
#	Hitachi High-Technologies Corp.	1,900	26,592
	Hitachi Information Systems, Ltd.	1,000	17,698

19

	Hitachi Kokusai Electric, Inc.	2,000	11,542
#	Hitachi Metals, Ltd.	1,000	7,886
	Hitachi Plant Technologies, Ltd.	4,000	16,291
	Hitachi Software Engineering Co., Ltd.	1,100	13,565
	Hitachi Transport System, Ltd.	1,900	19,486
# *	Hitachi Zosen Corp.	10,500	10,846
	Hitachi, Ltd. Sponsored ADR	3,000	104,430
	Hokkaido Electric Power Co., Inc.	1,000	18,400
	Hokuhoku Financial Group, Inc.	17,000	29,989
	Hokuriku Electric Power Co., Inc.	1,000	22,581
	Honda Motor Co., Ltd. Sponsored ADR	7,100	206,326
	Hosiden Corp.	1,200	14,732
	House Foods Corp.	1,900	25,833
	IBJ Leasing Co., Ltd.	1,000	10,285
#	Ichiyoshi Securities Co., Ltd.	2,200	12,480
#	Idec Corp.	1,300	7,312
	Idemitsu Kosan Co., Ltd.	400	29,544
*	IHI Corp.	32,000	48,614
	Imperial Hotel, Ltd.	450	7,701
	Inaba Denki Sangyo Co., Ltd.	600	12,770
	Inageya Co., Ltd.	2,000	18,556
#	Isetan Mitsukoshi Holdings, Ltd.	5,740	48,252
*	Ishihara Sangyo Kaisha, Ltd.	13,000	9,736
	IT Holdings Corp.	1,200	14,579
#	ITO EN, Ltd.	1,000	12,245
	Itochu Corp.	2,000	10,724
	Itochu Enex Co., Ltd.	1,800	9,953
#	Itochu Techno-Solutions Corp.	600	13,644
	Itoham Foods, Inc.	5,000	15,235
	Izumi Co., Ltd.	1,400	16,075
	Izumiya Co., Ltd.	3,000	15,533
#	J Front Retailing Co., Ltd.	8,800	36,147
	Japan Airport Terminal Co., Ltd.	2,400	24,123
	Japan Digital Laboratory Co., Ltd.	1,600	14,359
	Japan Petroleum Exploration Co., Ltd.	300	11,842
#	Japan Pulp & Paper Co., Ltd.	5,000	13,283
	Japan Radio Co., Ltd.	6,000	12,550
	JFE Holdings, Inc.	700	19,119
#	J-Oil Mills, Inc.	3,000	8,083
#	Joshin Denki Co., Ltd.	3,000	16,094
	JS Group Corp.	4,100	49,893
	JSR Corp.	800	9,748
	JTEKT Corp.	1,100	10,610
	Juroku Bank, Ltd.	9,000	30,425
*	JVC Kenwood Holdings, Inc.	15,000	8,886
#	Kadokawa Holdings, Inc.	800	15,362
	Kaga Electronics Co., Ltd.	1,200	10,888
#	Kagome Co., Ltd.	1,300	19,741
	Kajima Corp.	24,000	69,239
	Kameda Seika Co., Ltd.	700	9,956
	Kamigumi Co., Ltd.	7,000	44,960
#	Kandenko Co., Ltd.	4,000	25,503

20

	Kaneka Corp.	8,000	46,391
*	Kanematsu Corp.	12,000	9,418
	Kansai Electric Power Co., Inc.	1,200	24,436
	Kansai Paint Co., Ltd.	6,000	32,043
	Kanto Auto Works, Ltd.	1,500	16,330
	Kao Corp.	1,000	18,703
#	Katakura Industries Co., Ltd.	1,100	8,924
#	Kawasaki Heavy Industries, Ltd.	5,000	10,717
	Kawasaki Kisen Kaisha, Ltd.	2,000	7,536
	KDDI Corp.	4	17,988
	Keihin Corp.	1,100	13,968
#	Keihin Electric Express Railway Co., Ltd.	4,000	30,713
	Keio Corp.	6,000	34,063
	Keisei Electric Railway Co., Ltd.	4,000	19,019
# *	Kenedix, Inc.	12	1,857
	Keyence Corp.	220	38,851
	Kikkoman Corp.	4,000	35,655
	Kinden Corp.	3,000	25,030
#	Kintetsu Corp.	7,000	30,435
	Kitz Corp.	3,000	9,358
	Kiyo Holdings, Inc.	15,000	18,007
	Kobe Steel, Ltd.	10,000	16,444
	Kohnan Shoji Co., Ltd.	1,300	11,415
	Koito Manufacturing Co., Ltd.	2,000	18,237
	Kokuyo Co., Ltd.	2,300	16,993
	Komatsu, Ltd.	1,100	13,724
	Komori Corp.	1,000	9,386
	Konica Minolta Holdings, Inc.	5,500	45,433
	Kose Corp.	800	16,110
	Kubota Corp. Sponsored ADR	800	23,992
	Kurabo Industries, Ltd.	8,000	15,611
	Kuraray Co., Ltd.	3,000	25,813
	Kureha Corp.	5,000	21,297
#	Kuroda Electric Co., Ltd.	1,300	8,889
	Kyocera Corp. Sponsored ADR	900	69,822
	Kyowa Exeo Corp.	2,000	15,662
	Lawson, Inc.	500	19,446
	Leopalace21 Corp.	4,100	30,034
	Lintec Corp.	1,100	15,130
#	Lion Corp.	4,000	18,292
	Mabuchi Motor Co., Ltd.	700	31,710
	Maeda Corp.	5,000	16,115
	Maeda Road Construction Co., Ltd.	3,000	24,999
	Makino Milling Machine Co., Ltd.	2,000	6,163
	Marubeni Corp.	6,000	21,811
	Maruha Nichiro Holdings, Inc.	12,000	15,819
#	Marui Group Co., Ltd.	6,900	38,166
	Maruichi Steel Tube, Ltd.	1,200	24,270
	Marusan Securities Co., Ltd.	2,100	11,862
	Max Co., Ltd.	2,000	21,707
	Mazda Motor Corp.	15,000	37,353
*	MEIJI Holdings Co., Ltd.	936	28,568

21

#	Meitec Corp.	700	9,480
	Meito Sangyo Co., Ltd.	600	8,308
	Mikuni Coca-Cola Bottling Co., Ltd.	1,300	9,931
	Minebea Co., Ltd.	5,000	19,379
	Ministop Co., Ltd.	800	11,359
#	Misumi Group, Inc.	1,200	16,202
	Mitsubishi Chemical Holdings Corp.	5,000	19,043
	Mitsubishi Corp.	2,600	40,013
	Mitsubishi Electric Corp.	1,000	5,326
	Mitsubishi Estate Co., Ltd.	2,000	26,142
	Mitsubishi Heavy Industries, Ltd.	11,000	36,007
	Mitsubishi Logistics Corp.	4,000	38,146
	Mitsubishi Materials Corp.	8,000	23,157
# *	Mitsubishi Motors Corp.	13,000	19,921
	Mitsubishi Paper Mills, Ltd.	10,000	14,861
	Mitsubishi Rayon Co., Ltd.	12,000	24,983
	Mitsubishi UFJ Financial Group, Inc.	53,870	293,854
	Mitsuboshi Belting, Ltd.	4,000	15,342
	Mitsui & Co., Ltd. Sponsored ADR	200	42,592
	Mitsui Chemicals, Inc.	6,000	17,919
	Mitsui High-Tec, Inc.	2,000	16,093
*	Mitsui Mining and Smelting Co., Ltd.	14,000	27,715
	Mitsui Sugar Co., Ltd.	3,000	8,059
	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,500	40,925
#	Mitsui-Soko Co., Ltd.	4,000	14,078
	Miura Co., Ltd.	700	15,364
#	Mizuho Financial Group, Inc.	23,100	48,711
*	Mizuho Investors Securities Co., Ltd.	12,000	11,403
*	Mizuho Trust & Banking Co., Ltd.	12,000	12,476
	Mizuno Corp.	4,000	15,707
	Modec, Inc.	600	8,611
	Mori Seiki Co., Ltd.	1,100	10,656
#	Morinaga & Co., Ltd.	10,000	19,262
	Morinaga Milk Industry Co., Ltd.	8,000	24,621
	MOS Food Services, Inc.	1,500	23,061
#	Murata Manufacturing Co., Ltd.	400	16,211
	Musashino Bank, Ltd.	1,000	27,526
	Nagase & Co., Ltd.	4,000	30,643
	Nagoya Railroad Co., Ltd.	9,000	27,199
#	Namco Bandai Holdings, Inc.	4,900	48,756
*	NEC Corp.	31,000	103,065
	Net One Systems Co., Ltd.	18	22,680
	Neturen Co., Ltd.	1,500	11,388
	NGK Spark Plug Co., Ltd.	4,000	38,593
	NHK Spring Co., Ltd.	4,000	18,491
	Nichicon Corp.	3,000	28,788
	Nichirei Corp.	6,000	20,995
	Nidec Sankyo Corp.	3,000	11,391
	Nifco, Inc.	900	11,937
	Nihon Dempa Kogyo Co., Ltd.	400	6,516
#	Nihon Nohyaku Co., Ltd.	1,000	7,118
	Nihon Parkerizing Co., Ltd.	2,000	16,673

22

	Nikon Corp.	1,000	13,253
	Nintendo Co., Ltd.	100	26,886
	Nippo Corp.	3,000	22,547
	Nippon Beet Sugar Manufacturing Co., Ltd.	9,000	20,017
	Nippon Chemi-Con Corp.	3,000	7,453
	Nippon Express Co., Ltd.	12,000	42,795
	Nippon Flour Mills Co., Ltd.	6,000	23,172
	Nippon Gas Co., Ltd.	1,100	15,083
	Nippon Konpo Unyu Soko Co., Ltd.	2,000	16,448
*	Nippon Light Metal Co., Ltd.	10,000	8,961
	Nippon Meat Packers, Inc.	5,000	51,479
	Nippon Mining Holdings, Inc.	11,000	49,947
	Nippon Mitsubishi Oil Corp.	7,000	36,426
#	Nippon Paint Co., Ltd.	5,000	18,374
#	Nippon Paper Group, Inc.	2,300	65,279
	Nippon Seiki Co., Ltd.	1,000	9,020
	Nippon Sheet Glass Co., Ltd.	20,000	56,666
	Nippon Shokubai Co., Ltd.	4,000	24,530
	Nippon Soda Co., Ltd.	5,000	16,406
	Nippon Steel Corp.	7,000	23,535
#	Nippon Suisan Kaisha, Ltd.	5,500	15,738
	Nippon Telegraph & Telephone Corp. ADR	1,600	30,080
	Nippon Thompson Co., Ltd.	3,000	12,970
	Nippon Yakin Kogyo Co., Ltd.	2,500	8,638
	Nipponkoa Insurance Co., Ltd.	11,000	59,645
#	Nishimatsu Construction Co., Ltd.	7,000	6,031
	Nishi-Nippon Bank, Ltd.	24,000	48,383
	Nishi-Nippon Railroad Co., Ltd.	6,000	21,971
	Nissan Chemical Industries, Ltd.	2,000	16,681
	Nissan Motor Co., Ltd.	17,300	90,297
	Nissan Shatai Co., Ltd.	3,000	18,926
	Nissay Dowa General Insurance Co., Ltd.	4,000	17,249
	Nisshin Seifun Group, Inc.	5,500	56,629
	Nisshin Steel Co., Ltd.	21,000	40,517
	Nisshinbo Holdings, Inc.	5,000	52,736
	Nissin Foods Holdings Co., Ltd.	1,100	29,895
	Nissin Kogyo Co., Ltd.	2,400	27,386
	Nitta Corp.	1,000	11,493
	Nittetsu Mining Co., Ltd.	3,000	10,258
	Nitto Boseki Co., Ltd.	6,000	11,514
	Nitto Denko Corp.	500	11,645
	Nitto Electric Works, Ltd.	1,400	11,619
	NOF Corp.	5,000	18,504
	NOK Corp.	2,700	31,430
	Nomura Holdings, Inc.	2,900	17,500
	Nomura Holdings, Inc. ADR	3,400	20,434
	Nomura Research Institute, Ltd.	600	10,671
	Noritake Co., Ltd.	5,000	14,102
	Noritsu Koki Co., Ltd.	900	6,888
	NTN Corp.	4,000	13,322
#	NTT Data Corp.	5	13,145
	NTT DoCoMo, Inc.	73	101,863

23

	Obayashi Corp.	16,000	78,555
	Odakyu Electric Railway Co., Ltd.	3,000	24,433
	Oiles Corp.	1,200	13,874
#	Oji Paper Co., Ltd.	13,000	55,967
	Okasan Securities Group, Inc.	4,000	15,041
*	Oki Electric Industry Co., Ltd.	13,000	12,193
	Okinawa Electric Power Co., Ltd.	400	19,021
	OKUMA Corp.	2,000	8,799
#	Okumura Corp.	4,000	15,029
	Omron Corp.	2,400	35,430
	Onward Holdings Co., Ltd.	4,000	24,199
	Oriental Land Co., Ltd.	600	37,824
	Osaka Gas Co., Ltd.	8,000	25,351
	Panasonic Corp.	9,000	131,891
	Panasonic Electric Works Co., Ltd.	5,000	40,685
	Parco Co., Ltd.	1,500	10,207
	PARIS MIKI HOLDINGS, INC.	1,600	14,853
# *	Pioneer Electronic Corp.	2,500	8,005
	Press Kogyo Co., Ltd.	5,000	8,745
#	Q.P. Corp.	2,200	21,466
#	Rengo Co., Ltd.	4,000	19,981
*	Renown, Inc.	2,700	3,878
#	Resona Holdings, Inc.	1,900	25,530
	Resorttrust, Inc.	1,000	9,669
	Ricoh Co., Ltd.	5,000	61,819
	Riken Corp.	4,000	10,534
#	Rinnai Corp.	900	31,382
	Rohm Co., Ltd.	1,600	98,126
	Roland Corp.	700	8,396
	Round One Corp.	900	6,649
	Ryohin Keikaku Co., Ltd.	400	15,283
	Ryosan Co., Ltd.	1,000	21,092
#	Sagami Railway Co., Ltd.	6,000	24,440
	Saizeriya Co., Ltd.	1,200	13,624
	Sakai Chemical Industry Co., Ltd.	3,000	8,983
#	Sakata Seed Corp.	1,600	20,942
*	Sanden Corp.	4,000	9,017
	Sanken Electric Co., Ltd.	4,000	12,522
	Sanki Engineering Co., Ltd.	3,000	20,239
	Sankyo Co., Ltd.	700	35,510
	Sankyo-Tateyama Holdings, Inc.	12,000	8,428
	Sankyu, Inc.	4,000	11,747
	Sanshin Electronics Co., Ltd.	1,500	9,276
	Sanwa Holdings Corp.	4,000	11,054
	Sanyo Chemical Industries, Ltd.	4,000	18,611
	Sanyo Special Steel Co., Ltd.	3,000	10,666
# *	Sapporo Hokuyo Holdings, Inc.	8,000	23,115
#	Sasebo Heavy Industries Co., Ltd.	3,000	6,079
	Sato Corp.	1,100	9,795
	SBI Holdings, Inc.	357	42,652
	Secom Co., Ltd.	800	29,544
	Sega Sammy Holdings, Inc.	4,588	41,532

24

	Seiko Epson Corp.	2,200	31,071
#	Seiko Holdings Corp.	4,000	8,404
	Seino Holdings Co., Ltd.	4,000	21,812
	Seiren Co., Ltd.	2,600	12,128
	Sekisui Chemical Co., Ltd.	12,000	63,006
	Sekisui House, Ltd.	5,000	43,152
	Seven & I Holdings Co., Ltd.	3,700	83,608
#	Sharp Corp.	2,000	21,059
	Shiga Bank, Ltd.	7,000	37,768
	Shikoku Bank, Ltd.	5,000	17,972
	Shima Seiki Manufacturing Co., Ltd.	400	8,687
	Shimachu Co., Ltd.	1,000	17,474
	Shimano, Inc.	600	17,812
	Shimizu Corp.	10,000	47,898
	Shin-Etsu Chemical Co., Ltd.	500	24,301
	Shinko Electric Industries Co., Ltd.	700	6,902
	Shinko Plantech Co., Ltd.	1,300	8,650
	Shinko Securities Co., Ltd.	16,000	37,307
	Shinsei Bank, Ltd.	2,000	2,616
	Shiseido Co., Ltd.	1,000	17,556
	Shizuoka Bank, Ltd.	9,000	81,087
#	Shochiku Co., Ltd.	3,000	20,705
	Showa Denko K.K.	23,000	34,649
	Showa Shell Sekiyu K.K.	2,300	20,231
	Sinanen Co., Ltd.	4,000	19,054
	SKY Perfect JSAT Holdings, Inc.	35	12,638
	SMC Corp.	400	39,239
	SMK Corp.	3,000	9,649
	Snow Brand Milk Products Co., Ltd.	7,000	17,471
	Sohgo Security Services Co., Ltd.	1,500	13,520
	Sojitz Corp.	35,400	54,861
	Sompo Japan Insurance, Inc.	13,000	78,345
	Sony Corp.	1,200	31,181
	Sony Corp. Sponsored ADR	5,400	139,644
	Star Micronics Co., Ltd.	700	5,703
	Sumisho Computer Systems Corp.	1,200	14,060
	Sumitomo Bakelite Co., Ltd.	5,000	19,845
	Sumitomo Corp.	3,700	32,207
	Sumitomo Electric Industries, Ltd.	5,800	56,503
	Sumitomo Forestry Co., Ltd.	3,600	24,388
	Sumitomo Heavy Industries, Ltd.	2,000	8,317
*	Sumitomo Light Metal Industries, Ltd.	9,000	8,425
	Sumitomo Metal Industries, Ltd.	5,000	11,713
	Sumitomo Metal Mining Co., Ltd.	1,000	11,167
#	Sumitomo Mitsui Financial Group, Inc.	2,900	100,575
	Sumitomo Osaka Cement Co., Ltd.	11,000	24,721
#	Sumitomo Realty & Development Co., Ltd.	1,000	11,995
	Sumitomo Rubber Industries, Ltd.	4,300	29,638
	Sumitomo Trust & Banking Co., Ltd.	6,000	25,108
	Sumitomo Warehouse Co., Ltd.	4,000	14,371
#	Suruga Bank, Ltd.	4,000	34,295
*	SWCC Showa Holdings Co., Ltd.	14,000	9,824

25

	T&D Holdings, Inc.	750	22,423
	Tadano, Ltd.	2,000	8,787
#	Taiheiyo Cement Corp.	24,000	42,135
	Taiho Kogyo Co., Ltd.	1,300	9,099
	Taikisha, Ltd.	2,000	22,809
	Taisei Corp.	25,000	54,352
#	Taiyo Nippon Sanso Corp.	3,000	21,004
#	Taiyo Yuden Co., Ltd.	2,000	15,381
	Takara Standard Co., Ltd.	4,000	22,899
#	Takasago International Corp.	4,000	19,176
	Takasago Thermal Engineering Co., Ltd.	2,000	15,423
#	Takashimaya Co., Ltd.	7,000	43,698
	Takuma Co., Ltd.	4,000	6,148
	TDK Corp.	500	22,802
	TDK Corp. Sponsored ADR	1,000	45,200
	Teijin, Ltd.	7,000	17,949
	Tenma Corp.	1,200	11,326
	The 77 Bank, Ltd.	11,000	56,369
	The Aichi Bank, Ltd.	200	14,465
	The Akita Bank, Ltd.	5,000	16,688
	The Awa Bank, Ltd.	5,000	28,165
# *	The Bank of Ikeda, Ltd.	500	19,166
#	The Bank of Iwate, Ltd.	400	19,255
#	The Bank of Kyoto, Ltd.	5,000	40,133
	The Bank of Nagoya, Ltd.	4,000	16,922
	The Bank of Okinawa, Ltd.	600	16,185
	The Chiba Bank, Ltd.	12,000	59,514
*	The Chiba Kogyo Bank, Ltd.	1,500	14,103
	The Chugoku Bank, Ltd.	5,000	62,985
	The Chugoku Electric Power Co., Ltd.	1,200	24,180
	The Chukyo Bank, Ltd.	7,000	22,437
# *	The Daiei, Inc.	2,650	10,238
	The Daisan Bank, Ltd.	7,000	19,131
	The Daishi Bank, Ltd.	8,000	30,151
	The Ehime Bank, Ltd.	6,000	14,947
	The Eighteenth Bank, Ltd.	8,000	23,326
*	The Fuji Fire & Marine Insurance Co., Ltd.	6,000	6,170
	The Fukui Bank, Ltd.	7,000	21,947
	The Gunma Bank, Ltd.	10,000	49,826
#	The Hachijuni Bank, Ltd.	11,000	64,808
	The Higo Bank, Ltd.	5,000	27,348
	The Hiroshima Bank, Ltd.	13,000	49,286
	The Hokkoku Bank, Ltd.	7,000	23,705
	The Hokuetsu Bank, Ltd.	9,000	14,837
	The Hyakugo Bank, Ltd.	4,000	20,211
	The Hyakujishi Bank, Ltd.	9,000	41,231
	The Iyo Bank, Ltd.	7,000	69,833
	The Japan Wool Textile Co., Ltd.	3,000	17,586
#	The Joyo Bank, Ltd.	7,000	32,339
	The Kagawa Bank, Ltd.	4,000	16,862
	The Kagoshima Bank, Ltd.	3,000	20,105
*	The Kanto Tsukuba Bank, Ltd.	2,900	12,204

26

	The Keiyo Bank, Ltd.	4,000	14,892
	The Michinoku Bank, Ltd.	7,000	16,957
	The Miyazaki Bank, Ltd.	5,000	19,603
#	The Nanto Bank, Ltd.	5,000	25,855
	The Nisshin Oillio Group, Ltd.	5,000	19,761
	The Ogaki Kyoritsu Bank, Ltd.	4,000	17,627
	The Oita Bank, Ltd.	4,000	20,593
	The San-in Godo Bank, Ltd.	3,000	23,244
#	THK Co., Ltd.	3,000	41,606
	TKC Corp.	1,100	20,016
	Toagosei Co., Ltd.	6,000	14,952
	Tobu Railway Co., Ltd.	6,000	31,303
	Tochigi Bank, Ltd.	4,000	18,507
	Toda Corp.	6,000	19,653
	Toho Bank, Ltd.	5,000	18,253
	Toho Gas Co., Ltd.	7,000	29,799
#	Toho Titanium Co., Ltd.	600	8,592
	Tohuku Electric Power Co., Inc.	1,200	25,029
	Tokai Carbon Co., Ltd.	2,000	8,969
	Tokai Rika Co., Ltd.	2,100	27,586
	Tokai Tokyo Financial Holdings, Inc.	11,000	24,380
	Tokio Marine Holdings, Inc.	5,200	137,141
	Tokushima Bank, Ltd.	3,000	14,937
	Tokuyama Corp.	4,000	23,853
#	Tokyo Electric Power Co., Ltd.	1,800	42,166
	Tokyo Gas Co., Ltd.	5,000	18,956
	Tokyo Ohka Kogyo Co., Ltd.	1,000	16,919
	Tokyo Seimitsu Co., Ltd.	700	8,103
	Tokyo Steel Manufacturing Co., Ltd.	3,900	39,945
	Tokyo Style Co., Ltd.	2,000	14,747
#	Tokyo Tatemono Co., Ltd.	11,000	37,358
#	Tokyo Tomin Bank, Ltd.	700	9,783
	Tokyu Construction Co., Ltd.	4,060	11,028
	Tokyu Corp.	4,000	17,062
#	Tokyu Land Corp.	2,000	6,693
	Toppan Forms Co., Ltd.	2,100	22,644
	Toppan Printing Co., Ltd.	9,000	68,199
	Topre Corp.	2,200	18,114
	Topy Industries, Ltd.	7,000	10,821
#	Toray Industries, Inc.	5,000	22,058
#	Toshiba Corp.	4,000	13,726
	Toshiba Machine Co., Ltd.	8,000	23,741
	Toshiba TEC Corp.	4,000	14,167
	Tosoh Corp.	4,000	9,188
#	TOTO, Ltd.	7,000	34,913
# *	Towa Bank, Ltd.	18,000	9,006
	Toyo Engineering Corp.	4,000	12,729
	Toyo Ink Manufacturing Co., Ltd.	6,000	13,006
	Toyo Kanetsu K.K.	5,000	8,310
	Toyo Kohan Co., Ltd.	4,000	15,816
	Toyo Seikan Kaisha, Ltd. (6899967)	1,000	19,551
	Toyo Seikan Kaisha, Ltd. (6900267)	4,300	71,209

27

# *	Toyo Tire & Rubber Co., Ltd.	4,000	6,943
	Toyobo Co., Ltd.	19,000	29,737
	Toyoda Gosei Co., Ltd.	600	11,802
	Toyota Auto Body Co., Ltd.	1,300	20,830
	Toyota Motor Corp. Sponsored ADR	2,600	205,816
	Toyota Tsusho Corp.	1,200	14,172
# *	Trans Cosmos, Inc.	1,200	7,686
	Trend Micro, Inc.	500	15,225
	Tsubakimoto Chain Co.	3,000	9,841
	TV Asahi Corp.	12	15,270
	Ube Industries, Ltd.	13,000	24,513
	Ulvac, Inc.	1,300	24,224
	Uni-Charm Corp.	400	27,837
	Uniden Corp.	3,000	9,523
#	Union Tool Co.	600	14,367
*	Unitika, Ltd.	16,000	17,766
	UNY Co., Ltd.	6,000	44,085
#	Ushio, Inc.	1,700	22,058
	USS Co., Ltd.	340	15,407
#	Wacoal Corp.	2,000	24,777
	West Japan Railway Co.	5	15,333
#	Xebio Co., Ltd.	700	10,755
#	Yamada Denki Co., Ltd.	430	19,806
	Yamagata Bank, Ltd.	4,000	18,079
	Yamaguchi Financial Group, Inc.	6,000	57,969
	Yamaha Corp.	2,700	30,852
	Yamaha Motor Co., Ltd.	2,300	24,313
	Yamanashi Chuo Bank, Ltd.	4,000	19,596
	Yamatake Corp.	800	13,408
	Yamato Holdings Co., Ltd.	5,000	55,722
	Yamato Kogyo Co., Ltd.	600	13,628
	Yamazaki Baking Co., Ltd.	3,000	30,749
	Yaskawa Electric Corp.	2,000	9,307
	Yodogawa Steel Works, Ltd.	4,000	18,190
	Yokogawa Electric Corp.	3,300	17,030
	Yokohama Reito Co., Ltd.	3,000	17,360
	Yokohama Rubber Co., Ltd.	7,000	30,497
	Yoshimoto Kogyo Co., Ltd.	1,400	12,960
#	Zensho Co., Ltd.	2,000	9,460
	Zeon Corp.	2,000	6,122

TOTAL — JAPAN			14,694,233

NETHERLANDS — (2.1%)
COMMON STOCKS — (2.1%)
#	Aalberts Industries NV	1,289	9,840
	Aegon NV	23,569	118,543
#	Akzo Nobel NV	876	36,635
#	Arcadis NV	762	11,228
#	ArcelorMittal	6,554	153,523
*	ASM International NV	1,438	16,641
	ASML Holding NV	2,445	51,306

28

	ASML Holding NV ADR	200	4,230
	Eriks Group NV	159	5,362
	Exact Holding NV	330	6,543
	Fugro NV	1,836	65,733
	Grontmij NV	332	7,304
# *	Heijmans NV	372	2,396
	Imtech NV	693	10,816
	ING Groep NV Sponsored ADR	8,300	75,198
	Kas Bank NV	70	862
#	Koninklijke Ahold NV	12,011	131,594
	Koninklijke Bam Groep NV	2,021	19,868
	Koninklijke Boskalis Westminster NV	1,929	44,977
	Koninklijke KPN NV	5,112	61,458
	Koninklijke Philips Electronics NV	10,051	181,350
	Koninklijke Philips Electronics NV ADR	100	1,798
	Koninklijke Ten Cate NV	849	16,202
	Koninklijke Vopak NV	1,060	46,679
	Nutreco Holding NV	612	21,003
	Oce NV	1,378	8,721
	Randstad Holdings NV	1,654	37,951
	Reed Elsevier NV ADR	952	20,820
#	SBM Offshore NV	3,791	61,102
	Sligro Food Group NV	627	14,263
	Smit Internationale NV	458	25,789
	SNS Reaal	3,557	20,022
	Telegraaf Media Groep NV	853	11,224
	TKH Group NV	794	9,957
	Unilever NV	5,295	104,774
	Unit 4 Agresso NV	493	5,969
	USG People NV	783	7,363
*	Van der Moolen Holding NV	728	2,083
	Wavin NV	1,272	3,569
	Wolters Kluwer NV	4,568	75,169

TOTAL — NETHERLANDS			1,509,865

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
	Air New Zealand, Ltd.	11,327	6,716
	Contact Energy, Ltd.	4,628	14,917
	Fletcher Building, Ltd.	2,708	10,231
	Infratil, Ltd.	10,572	9,389
	New Zealand Oil & Gas, Ltd.	32,508	25,586
	New Zealand Refining Co., Ltd.	3,517	13,666
	Nuplex Industries, Ltd.	18,248	3,714
	Port of Tauranga, Ltd.	2,031	6,313
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	1,900	15,219
	Trustpower, Ltd.	2,795	11,249

TOTAL — NEW ZEALAND			117,000

29

NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
	Acta Holding ASA	9,500	3,155
	Aker Kvaerner ASA	750	4,534
	Aktiv Kapital ASA	600	2,906
#	Atea ASA	2,400	7,305
# *	BW Offshore, Ltd.	4,000	3,431
	Camillo Eitze & Co. ASA	800	1,223
	Cermaq ASA	1,600	9,644
	DnB NOR ASA Series A	6,800	42,325
	DOF ASA	1,400	7,153
	EDB Business Partner ASA	1,800	3,787
	Ekornes ASA	300	3,625
# *	Eltek ASA	1,600	359
	Ganger Rolf ASA	670	13,123
*	Kongsberg Gruppen ASA	160	7,368
# *	Marine Harvest	50,000	22,530
	Norsk Hydro ASA	18,400	81,131
	Norsk Hydro ASA Sponsored ADR	3,400	14,892
*	Norske Skogindustrier ASA Series A	7,052	16,501
#	Orkla ASA	7,600	54,409
*	Petroleum-Geo Services ASA	5,900	28,543
*	Prosafe ASA	3,000	12,326
*	Prosafe Production Public, Ltd.	3,000	5,385
# *	Renewable Energy Corp. ASA	400	3,613
	Schibsted ASA	850	8,826
*	Seadrill, Ltd.	2,600	27,749
# *	Sevan Marine ASA	3,200	2,819
*	Songa Offshore ASA	800	1,327
	StatoilHydro ASA Sponsored ADR	3,931	73,117
*	Storebrand ASA	5,600	20,318
*	Subsea 7, Inc.	1,200	8,970
#	Tandberg ASA Series A	900	12,663
	Telenor ASA	1,553	9,658
*	TGS Nopec Geophysical Co. ASA	2,845	21,008
	Tomra Systems ASA	2,200	8,136
	Veidekke ASA	1,440	6,843
#	Wilh. Wilhelmsen ASA	350	4,426
#	Yara International ASA	940	25,193

TOTAL — NORWAY			580,321

PORTUGAL — (0.5%)
COMMON STOCKS — (0.5%)
	Banco BPI SA	4,547	10,753
#	Banco Comercial Portugues SA	59,958	55,953
	Banco Espirito Santo SA	10,994	53,809
#	Brisa SA	3,774	25,722
#	Cimpor Cimentos de Portugal SA	6,612	39,443
#	Energias de Portugal SA	9,374	34,094
	Galp Energia SGPS SA Series B	1,072	14,216
#	Jeronimo Martins SGPS SA	2,344	13,221
# *	Mota-Engil SGPS SA	2,737	11,824

30

	Portucel-Empresa Produtora de Pasta de Papel SA	3,351	7,164
	Portugal Telecom SA	5,451	41,564
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,501	8,206
	Sociedade de Investimento e Gestao SGPS SA	897	7,520
*	Sonae Capital SGPS SA	1,744	1,373
	Sonae Industria SGPS SA	1,680	5,405
	Sonae SGPS SA	13,955	11,743
*	Sonaecom SGPS SA	3,677	9,124

TOTAL — PORTUGAL			351,134

SINGAPORE — (1.0%)
COMMON STOCKS — (1.0%)
	Allgreen Properties, Ltd.	19,000	7,121
	Bukit Sembawang Estates, Ltd.	2,000	3,265
*	Chartered Semiconductor Manufacturing, Ltd.	216,000	23,913
*	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	2,800	3,248
	City Developments, Ltd.	5,000	21,639
	Comfortdelgro Corp., Ltd.	21,000	20,020
	DBS Group Holdings, Ltd.	10,500	66,752
# *	Delong Holdings, Ltd.	10,000	3,908
	Ezra Holdings, Ltd.	8,000	4,968
	Guocoland, Ltd.	9,000	6,952
	Hotel Properties, Ltd.	7,000	4,814
	Hyflux, Ltd.	8,000	9,773
	Jardine Cycle & Carriage, Ltd.	4,103	39,243
	Keppel Corp., Ltd.	3,000	11,977
	Keppel Land, Ltd.	5,000	5,753
	Keppel Telecommunications and Transportation, Ltd.	6,000	3,707
	Kim Eng Holdings, Ltd.	9,100	9,108
	MobileOne, Ltd.	7,000	6,945
	Neptune Orient Lines, Ltd.	11,000	9,563
	Overseas-Chinese Banking Corp., Ltd.	12,000	47,294
	Raffles Education Corp., Ltd.	15,319	4,467
	SembCorp Industries, Ltd.	14,000	25,610
	SembCorp Marine, Ltd.	8,400	11,826
	Singapore Airlines, Ltd.	8,600	61,852
#	Singapore Land, Ltd.	4,000	9,345
	Singapore Petroleum Co., Ltd.	4,000	8,975
	Singapore Post, Ltd.	14,000	7,171
	Singapore Press Holdings, Ltd.	22,000	43,009
	Singapore Technologies Engineering, Ltd.	9,000	15,527
	Singapore Telecommunications, Ltd.	13,000	22,338
	SMRT Corp., Ltd.	15,000	15,656
	Tat Hong Holdings, Ltd.	10,000	5,337
*	United Engineers, Ltd.	6,000	5,812
	United Industrial Corp., Ltd.	23,000	16,572
	United Overseas Bank, Ltd.	6,000	46,246
	UOB-Kay Hian Holdings, Ltd.	12,000	10,197
*	UOL Group, Ltd.	16,000	23,826
	Venture Corp., Ltd.	4,000	16,002

31

	WBL Corp., Ltd.	8,000	18,626
	Wheelock Properties, Ltd.	13,000	9,599
	Wilmar International, Ltd.	11,000	26,284
TOTAL COMMON STOCKS			714,240

RIGHTS/WARRANTS — (0.0%)
*	Tat Hong Holdings, Ltd. Warrants 08/02/13	1,000	37

TOTAL — SINGAPORE			714,277

SPAIN — (2.9%)
COMMON STOCKS — (2.9%)
	Abengoa SA	505	8,705
	Abertis Infraestructuras SA	1,504	26,920
	Acciona SA	375	38,340
	Acerinox SA	5,339	81,317
	Actividades de Construccion y Servicios SA	1,262	63,118
	Antena 3 de Television SA	1,085	5,899
	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	18,391	198,991
	Banco de Sabadell SA	15,749	90,882
	Banco de Valencia SA	3,260	29,814
	Banco Espanol de Credito SA	1,229	12,769
	Banco Guipuzcoano SA	1,547	9,408
#	Banco Pastor SA	1,452	9,651
#	Banco Popular Espanol SA	11,125	91,692
	Banco Santander Central Hispano SA	820	7,888
	Banco Santander SA Sponsored ADR	40,500	370,575
	Bankinter SA	4,250	50,237
	Bolsas y Mercados Espanoles	711	19,862
	Cementos Portland Valderrivas SA	166	4,981
	Cia Espanola de Petroleous SA	473	18,260
	Construcciones y Auxiliar de Ferrocarriles SA	22	7,994
	Ebro Puleva SA	3,143	44,725
	Enagas SA	2,468	42,908
	Fomento de Construcciones y Contratas SA	1,348	48,174
	Gamesa Corporacion Tecnologica SA	2,284	43,109
	Gas Natural SDG SA	3,108	49,282
	Gestevision Telecinco SA	837	7,891
	Grupo Catalana Occidente SA	923	13,609
	Grupo Empresarial Ence SA	2,018	7,033
	Grupo Ferrovial SA	1,911	55,415
	Iberdrola SA	8,892	70,023
	Indra Sistemas SA	974	19,264
	Industria de Diseno Textil SA	424	18,078
*	La Seda de Barcelona SA	11,551	5,745
	NH Hoteles SA	1,365	6,480
	Obrascon Huarte Lain SA	479	6,439
	Papeles y Cartones de Europa SA	2,914	11,640
	Pescanova SA	208	7,018
*	Promotora de Informaciones SA	1,912	5,216
	Prosegur Cia de Seguridad SA	514	14,678

32

*	Realia Business SA	980	2,835
	Red Electrica Corporacion SA	1,553	64,997
	Repsol YPF SA Sponsored ADR	7,300	137,532
	Sacyr Vallehermoso SA	2,561	26,327
	Service Point Solutions SA	6,431	6,739
	Sol Melia SA	953	4,690
#	SOS Cuetara SA	1,043	5,947
	Telefonica SA Sponsored ADR	1,900	106,951
	Tubacex SA	1,844	5,207
	Tubos Reunidos SA	4,346	11,174
	Vidrala SA	338	6,944
	Viscofan SA	830	15,409
	Zardoya Otis SA	1,078	22,096
TOTAL COMMON STOCKS			2,040,878

RIGHTS/WARRANTS — (0.0%)
*	Banco de Valencia SA Rights 05/11/09	3,260	561

TOTAL — SPAIN			2,041,439

SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
#	Aarhuskarlshamn AB	500	6,941
# *	AF AB Series B	700	10,535
	Alfa Laval AB	2,100	18,602
#	Assa Abloy AB Series B	4,800	56,511
#	Atlas Copco AB Series A	3,000	27,889
#	Atlas Copco AB Series B	1,800	14,900
	Axfood AB	350	7,275
	B&B Tools AB	600	5,516
*	Bilia AB Series A	1,300	5,744
#	Boliden AB	8,001	50,284
# *	Electrolux AB Series B	5,400	60,846
#	Eniro AB	2,578	5,672
#	Hakon Invest AB	900	8,658
*	Haldex AB	1,000	5,299
#	Hennes & Mauritz AB Series B	1,050	46,746
#	Hexagon AB	3,968	30,238
#	Hoganas AB Series B	900	10,457
#	Holmen AB Series B	1,500	33,083
*	Husqvarna AB Series A	2,550	12,022
# *	Husqvarna AB Series B	3,600	17,699
*	JM AB	1,200	8,222
*	LBI International AB	2,800	4,949
*	Lindab International AB	600	5,205
	Loomis AB	664	5,675
# *	Lundin Petroleum AB	6,000	39,017
	Modern Times Group AB Series B	450	12,174
	NCC AB Series B	1,600	14,036
	Nobia AB	4,200	16,059
	Nordea Bank AB	27,436	204,078

33

# *	Oriflame Cosmetics SA	750	32,348
*	Pa Resources AB	3,400	9,431
#	Sandvik AB	3,993	26,224
# *	SAS AB	75,000	34,641
*	Securitas AB Series B	3,324	27,542
*	Skandinaviska Enskilda Banken AB Series A	6,914	26,841
	Skanska AB Series B	9,455	101,982
#	SKF AB Series B	1,600	17,545
	Skistar AB	883	9,007
#	SSAB Svenskt Stal AB Series A	1,900	18,100
	SSAB Svenskt Stal AB Series B	700	6,277
	Svenska Cellulosa AB Series B	9,217	88,869
#	Svenska Handelsbanken AB Series A	7,472	130,166
# *	Swedbank AB Series A	5,862	33,010
	Tele2 AB Series B	3,701	34,883
	Telefonaktiebolaget LM Erricson Sponsored ADR	13,800	117,714
	TeliaSonera AB	16,349	76,709
# *	Trelleborg AB Series B	1,400	5,716
#	Volvo AB Series A	2,200	14,409
#	Volvo AB Series B	6,532	42,590
TOTAL COMMON STOCKS			1,598,336

RIGHTS/WARRANTS — (0.0%)
*	Trelleborg AB Rights 05/19/09	2,800	7,379

TOTAL — SWEDEN			1,605,715

SWITZERLAND — (4.5%)
COMMON STOCKS — (4.5%)
	ABB, Ltd. Sponsored ADR	6,500	92,430
	Adecco SA	2,404	94,618
	Allreal Holding AG	202	21,308
*	Aryzta AG	1,267	36,697
*	Ascom Holding AG	1,836	16,181
*	Athris Holding AG	13	8,816
#	Baloise-Holding AG	1,560	114,522
# *	Bank Sarasin & Cie AG Series B	700	16,687
	Banque Cantonale Vaudoise	54	18,427
	Barry Callebaut AG	34	16,303
	Berner Kantonalbank AG	107	22,279
	BKW FMB Energie AG	158	10,987
	Bobst Group AG	277	6,903
	Bucher Industries AG	173	14,097
	Clariant AG	6,413	36,181
*	Compagnie Financiere Richemont SA Series A	6,895	123,432
	Credit Suisse Group AG Sponsored ADR	4,900	187,572
	Daetwyler Holding AG	297	10,232
	Dufry Group	227	6,047
# *	EFG International AG	1,159	14,022
	Elektrizitaets-Gesellschaft Laufenberg AG	13	11,667
	EMS-Chemie Holding AG	265	20,076

34

	Energiedienst Holding AG	604	25,025
*	Flughafen Zuerich AG	73	15,326
	Forbo Holding AG	50	8,329
	Geberit AG	144	15,347
	George Fisher AG	108	18,125
	Givaudan SA	172	108,896
#	Gurit Holding AG	16	6,485
	Helvetia Holding AG	150	38,884
	Holcim, Ltd.	3,569	181,028
	Jelmoli Holding AG	65	21,460
	Julius Baer Holdings AG	1,643	53,898
*	Kudelski SA	1,531	21,880
	Kuoni Reisen Holding AG	48	13,868
	Lindt & Spruengli AG	1	19,132
*	Logitech International SA	1,706	22,799
	Luzerner Kantonalbank AG	48	10,507
	Nestle SA	10,338	336,985
# *	Oerlikon Corp. AG	249	14,222
	Panalpina Welttransport Holding AG	158	8,607
*	Petroplus Holdings AG	1,062	18,150
	PubliGroupe SA	62	3,888
#	Rieters Holdings AG	124	18,349
	Romande Energie Holding SA	7	12,557
	Schweizerische National-Versicherungs-Gesellschaft	26	11,270
	SGS SA	40	44,857
	Sika AG	34	30,845
# *	St. Galler Kantonalbank	70	24,770
	Sulzer AG	460	25,001
	Swatch Group AG(7184725)	611	85,011
	Swatch Group AG(7184736)	649	18,613
	Swiss Life Holding AG	1,010	78,139
	Swiss Re	5,759	136,702
	Swisscom AG	62	16,167
	Syngenta AG ADR	5,400	230,310
# *	Temenos Group AG	384	5,317
*	UBS AG	7,536	103,518
	Valiant Holding AG	443	77,908
	Valora Holding AG	83	14,499
	Vontobel Holdings AG	600	13,316
	Zurich Financial Services AG	2,043	379,652

TOTAL — SWITZERLAND			3,189,126

UNITED KINGDOM — (16.6%)
COMMON STOCKS — (16.6%)
	Aberdeen Asset Management P.L.C.	16,024	31,075
	Admiral Group P.L.C.	417	5,577
	Aegis Group P.L.C.	20,061	26,856
	Aga Rangemaster Group P.L.C.	1,374	2,026
	Aggreko P.L.C.	1,979	16,784
	Amec P.L.C.	7,444	67,762
	Amlin P.L.C.	11,960	63,292

35

	Anglo American P.L.C.	6,671	143,549
	Anglo Pacific Group P.L.C.	2,760	5,480
	Antofagasta P.L.C.	2,036	17,473
	ARM Holdings P.L.C. Sponsored ADR	7,300	38,763
	Arriva P.L.C.	5,063	34,564
	Ashtead Group P.L.C.	14,650	13,559
	Associated British Foods P.L.C.	5,660	59,751
	Atkins WS P.L.C.	1,777	16,029
*	Autonomy Corp. P.L.C.	1,503	31,532
	Aveva Group P.L.C.	1,057	8,795
	Aviva P.L.C.	43,610	200,782
	Babcock International Group P.L.C.	6,695	42,948
	BAE Systems P.L.C.	18,103	95,226
	Balfour Beatty P.L.C.	6,343	31,323
	Barclays P.L.C.	84,946	344,889
	Barclays P.L.C. Sponsored ADR	13,100	209,731
	BBA Aviation P.L.C.	10,521	16,282
	Beazley Group P.L.C.	13,422	19,983
	Bellway P.L.C.	2,995	31,553
	BG Group P.L.C.	2,990	47,744
	BG Group P.L.C. Sponsored ADR	1,400	111,048
	BHP Billiton P.L.C. ADR	3,200	133,888
	Bodycote P.L.C.	4,899	10,323
	Bovis Homes Group P.L.C.	1,341	9,082
	BP P.L.C. Sponsored ADR	18,900	802,494
*	Bradford & Bingley P.L.C.	11,247	3,328
	Brewin Dolphin Holdings P.L.C.	8,248	14,304
	Brit Insurance Holdings P.L.C.	8,280	22,491
	British Airways P.L.C.	8,530	18,471
	British Sky Broadcasting Group P.L.C. Sponsored ADR	1,200	34,140
	Britvic P.L.C.	2,726	10,493
	BSS Group P.L.C.	3,111	14,617
	BT Group P.L.C. Sponsored ADR	2,400	32,952
	Bunzl P.L.C.	3,184	25,673
	Burberry Group P.L.C.	9,093	54,124
	Cable and Wireless P.L.C.	32,161	70,825
	Cadbury P.L.C. Sponsored ADR	1,984	59,699
*	Cairn Energy P.L.C.	1,499	46,998
	Capita Group P.L.C.	2,990	30,147
	Carillion P.L.C.	12,077	47,169
	Carnival P.L.C.	942	25,886
	Carnival P.L.C. ADR	2,700	73,818
	Carphone Warehouse Group P.L.C.	5,939	13,006
	Catlin Group, Ltd.	12,301	63,657
	Centrica P.L.C.	14,387	48,101
	Charter International P.L.C.	1,956	16,093
	Chesnara P.L.C.	3,877	7,665
	Chloride Group P.L.C.	5,862	14,114
	Close Brothers Group P.L.C.	5,243	48,451
	Cobham P.L.C.	11,022	28,554
	Collins Stewart P.L.C.	7,841	10,921
	Compass Group P.L.C.	24,559	116,778

36

	Cookson Group P.L.C.	1,890	547
	Croda International P.L.C.	1,405	11,210
*	CSR P.L.C.	2,830	10,896
	Daily Mail & General Trust P.L.C. Series A	4,069	19,756
	Dairy Crest Group P.L.C.	2,589	11,850
*	Dana Petroleum P.L.C.	2,138	39,528
	Davis Service Group P.L.C.	4,657	17,966
	De la Rue P.L.C.	3,049	43,218
	Dignity P.L.C.	672	5,208
	Dimension Data Holdings P.L.C.	17,382	13,050
	Domino Printing Sciences P.L.C.	2,941	10,717
	Drax Group P.L.C.	4,837	36,681
	DS Smith P.L.C.	10,291	11,742
	DSG International P.L.C.	49,297	31,230
	DTZ Holdings P.L.C.	2,791	1,782
*	easyJet P.L.C.	1,150	5,346
	Enterprise Inns P.L.C.	11,823	28,448
	Evolution Group P.L.C.	5,744	10,130
	Experian P.L.C.	10,890	71,707
	Fenner P.L.C.	3,512	4,419
	Filtrona P.L.C.	4,670	8,215
	Findel P.L.C.	1,414	3,181
	Firstgroup P.L.C.	1,786	8,738
	Forth Ports P.L.C.	318	4,583
	Friends Provident P.L.C.	68,137	64,113
	G4S P.L.C.	31,351	86,934
	Galiform P.L.C.	7,492	3,484
	Game Group P.L.C.	10,090	29,350
	GKN P.L.C.	19,127	33,629
	Go-Ahead Group P.L.C.	487	9,149
	Greggs P.L.C.	149	7,590
	Halfords Group P.L.C.	4,424	21,654
	Halma P.L.C.	13,080	34,316
	Hays P.L.C.	7,814	10,373
	Helical Bar P.L.C.	3,459	17,322
	Helphire P.L.C.	4,847	2,688
*	Henderson Group P.L.C.	12,095	15,633
	Hiscox, Ltd.	10,981	54,362
	Home Retail Group P.L.C.	5,486	20,187
	Homeserve P.L.C.	565	10,226
	HSBC Holdings P.L.C. Sponsored ADR	22,100	786,760
	Hunting P.L.C.	2,655	18,127
	Huntsworth P.L.C.	9,410	8,695
	ICAP P.L.C.	9,292	50,794
	IG Group Holdings P.L.C.	3,367	10,892
	IMI P.L.C.	7,064	37,035
	Informa P.L.C.	4,467	19,524
	Inmarsat P.L.C.	3,198	22,800
	Innovation Group P.L.C.	28,710	2,940
	Intercontinental Hotels Group P.L.C.	2,736	25,994
	Intercontinental Hotels Group P.L.C. ADR	1,600	15,152
	Intermediate Capital Group P.L.C.	2,842	20,284

37

	International Personal Finance P.L.C.	11,639	24,957
	International Power P.L.C.	44,274	161,799
	Interserve P.L.C.	2,216	6,684
	Intertek Group P.L.C.	2,205	33,060
*	Invensys P.L.C.	5,798	16,932
	Investec P.L.C.	11,729	56,181
*	IP Group P.L.C.	4,973	3,392
	ITV P.L.C.	97,376	45,721
	Jardine Lloyd Thompson Group P.L.C.	2,600	16,929
	JJB Sports P.L.C.	5,642	2,082
	JKX Oil and Gas P.L.C.	3,242	9,713
	John Wood Group P.L.C.	14,289	50,012
	Johnson Matthey P.L.C.	4,293	75,809
*	Johnston Press P.L.C.	9,724	1,750
	Kazakhmys P.L.C.	2,728	21,194
	Kcom Group P.L.C.	13,914	5,537
	Keller Group P.L.C.	1,423	12,451
	Kesa Electricals P.L.C.	3,132	6,106
	Kingfisher P.L.C.	69,403	188,930
	Laird P.L.C.	4,593	10,484
	Legal and General Group P.L.C.	112,403	95,659
	Lloyds Banking Group P.L.C.	3,789	6,146
	Lloyds Banking Group P.L.C. Sponsored ADR	1,200	7,692
	Logica P.L.C.	27,824	31,388
	London Stock Exchange Group P.L.C.	1,107	12,132
	Lonmin P.L.C.	3,465	72,759
	Low & Bonar P.L.C.	7,100	2,814
	Man Group P.L.C.	6,662	24,624
	Marks & Spencer Group P.L.C.	12,946	64,138
	Marshalls P.L.C.	2,962	4,880
	Mcbride P.L.C.	5,164	9,624
	Meggitt P.L.C.	17,826	47,240
	Melrose P.L.C.	5,249	7,240
	Michael Page International P.L.C.	4,900	19,876
	Millennium and Copthorne Hotels P.L.C.	3,962	12,861
	Misys P.L.C.	5,545	11,317
	Mitie Group P.L.C.	7,518	23,154
	Mondi P.L.C.	11,215	29,082
	Morgan Crucible Co. P.L.C.	3,198	5,322
	Morgan Sindall P.L.C.	778	7,019
	N Brown Group P.L.C.	2,652	9,183
	National Express Group P.L.C.	3,215	12,367
	National Grid P.L.C.	2,603	21,627
	National Grid P.L.C. Sponsored ADR	1,200	49,980
	Next P.L.C.	2,196	52,525
	Northern Foods P.L.C.	9,001	8,197
	Northgate P.L.C.	1,850	3,989
	Northumbrian Water Group P.L.C.	6,594	21,664
	Novae Group P.L.C.	2,639	14,039
	Old Mutual P.L.C.	41,284	41,131
	Pearson P.L.C. Sponsored ADR	12,900	133,644
	Pennon Group P.L.C.	3,850	25,178

38

	Persimmon P.L.C.	6,696	37,348
	Phoenix IT Group, Ltd.	1,920	4,146
	Premier Foods P.L.C.	29,236	15,470
*	Premier Oil P.L.C.	1,761	26,981
	Provident Financial P.L.C.	1,379	17,173
	Prudential P.L.C.	14,992	86,169
	Prudential P.L.C. ADR	6,900	78,936
	Psion P.L.C.	4,455	4,061
	Punch Taverns P.L.C.	7,220	16,382
	Qinetiq P.L.C.	2,589	5,057
	Quintain Estates & Development P.L.C.	3,502	1,919
	Rathbone Brothers P.L.C.	754	8,824
	Reckitt Benckiser Group P.L.C.	671	26,340
	Reed Elsevier P.L.C. ADR	1,125	33,300
	Regus P.L.C.	13,221	14,970
	Renishaw P.L.C.	2,587	14,804
	Rentokil Initial P.L.C.	20,074	19,366
	Rexam P.L.C.	10,239	47,428
	Rio Tinto P.L.C. Sponsored ADR	500	81,475
	Robert Wiseman Dairies P.L.C.	1,693	8,662
*	Rolls-Royce Group P.L.C.	20,960	103,907
*	Rolls-Royce Group P.L.C.	1,798,368	2,660
	Rotork P.L.C.	944	11,290
	Royal Dutch Shell P.L.C. ADR	19,700	896,350
	RPS Group P.L.C.	5,472	15,261
	RSA Insurance Group P.L.C.	53,278	102,500
	Sage Group P.L.C.	15,888	43,266
	Sainsbury (J.) P.L.C.	16,870	81,753
	Savills P.L.C.	4,011	16,600
	Schroders P.L.C.	3,549	42,983
	Schroders P.L.C. Non-Voting	871	8,899
	Scottish & Southern Energy P.L.C.	3,532	57,559
*	SDL P.L.C.	2,030	9,793
	Senior P.L.C.	9,084	4,708
	Serco Group P.L.C.	7,105	38,333
	Severfield-Rowen P.L.C.	1,606	5,226
	Severn Trent P.L.C.	1,705	26,233
	Shanks Group P.L.C.	8,224	11,844
	SIG P.L.C.	8,856	20,821
*	Soco International P.L.C.	876	15,934
	Spectris P.L.C.	2,815	24,427
	Speedy Hire P.L.C.	1,158	4,070
	Spirax-Sarco Engineering P.L.C.	1,500	18,899
	Spirent Communications P.L.C.	47,046	39,081
	St. Jame’s Place P.L.C.	4,098	10,165
	St. Modwen Properties P.L.C.	2,368	6,066
	Stagecoach Group P.L.C.	11,463	22,058
	Standard Chartered P.L.C.	23,394	361,889
	Standard Life P.L.C.	23,253	64,652
	Tate & Lyle P.L.C.	10,333	41,881
	Tesco P.L.C.	20,783	102,976
*	The Berkeley Group Holdings P.L.C.	2,238	32,184

39

	The Weir Group P.L.C.	4,491	31,859
	Thomas Cook Group P.L.C.	17,383	67,102
	Thomson Reuters P.L.C.	2,938	75,569
	Tomkins P.L.C.	17,697	45,180
	Tomkins P.L.C. Sponsored ADR	2,300	23,322
	Travis Perkins P.L.C.	3,041	31,408
	Trinity Mirror P.L.C.	7,656	6,025
	TT electronics P.L.C.	3,593	1,505
	TUI Travel P.L.C.	7,598	28,321
	Tullow Oil P.L.C.	5,829	68,811
*	UK Coal P.L.C.	3,777	6,658
	Ultra Electronics Holdings P.L.C.	795	13,939
	Umeco P.L.C.	1,615	3,783
	Unilever P.L.C. Sponsored ADR	3,900	75,894
	United Business Media P.L.C.	5,369	36,360
	United Utilities Group P.L.C.	1,964	14,687
	Vedanta Resources P.L.C.	544	8,509
	Vodafone Group P.L.C. Sponsored ADR	46,477	852,853
	VT Group P.L.C.	2,055	13,984
	WH Smith P.LC.	4,579	28,221
	Whitbread P.L.C.	5,123	70,863
	William Morrison Supermarkets P.L.C.	34,087	123,474
	Wincanton P.L.C.	2,286	5,370
*	Wolseley P.L.C.	1,516	27,189
*	Wolseley P.L.C. ADR	2,900	10,904
*	WPP P.L.C. Sponsored ADR	2,100	71,652
	WSP Group P.L.C.	1,365	5,467
	Xchanging P.L.C.	2,042	5,572
	Xstrata P.L.C.	4,543	40,052
	Yell Group P.L.C.	12,406	7,226
TOTAL COMMON STOCKS			11,725,845

RIGHTS/WARRANTS — (0.0%)
*	Premier Oil P.L.C. Rights 05/06/09	782	6,444

TOTAL — UNITED KINGDOM			11,732,289

			Value†
SECURITIES LENDING COLLATERAL — (14.6%)
§ @	DFA Short Term Investment Fund LP	8,837,784	8,837,784

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $1,546,919) to be repurchased at $1,516,594	$1,517	1,516,587
TOTAL SECURITIES LENDING COLLATERAL			10,354,371

TOTAL INVESTMENTS - (100.0%) (Cost $115,435,657)			$70,716,499

See accompanying Notes to Financial Statements.

40

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (67.1%)
Consumer Discretionary — (9.0%)
*	1-800-FLOWERS.COM, Inc.	900	$2,628
* #	99 Cents Only Stores	1,500	16,110
*	A.C. Moore Arts & Crafts, Inc.	300	885
#	Aaron’s, Inc.	1,000	33,560
#	Abercrombie & Fitch Co.	1,600	43,296
	Advance Auto Parts, Inc.	600	26,250
* #	Aeropostale, Inc.	400	13,588
*	Alloy, Inc.	200	914
* #	Amazon.com, Inc.	1,400	112,728
* #	American Apparel, Inc.	750	5,062
	American Axle & Manufacturing Holdings, Inc.	600	600
#	American Eagle Outfitters, Inc.	2,850	42,237
*	America’s Car-Mart, Inc.	200	3,244
* #	AnnTaylor Stores Corp.	772	5,705
#	Arbitron, Inc.	200	4,164
	Arctic Cat, Inc.	300	1,200
	ArvinMeritor, Inc.	500	620
*	ATC Technology Corp.	400	6,356
* #	AutoNation, Inc.	2,800	49,588
* #	Bally Technologies, Inc.	400	10,472
	Barnes & Noble, Inc.	1,400	36,568
*	Barry (R.G.) Corp.	400	2,408
	Bassett Furniture Industries, Inc.	100	226
#	Beazer Homes USA, Inc.	400	1,008
	bebe stores, inc.	1,600	14,720
* #	Bed Bath and Beyond, Inc.	1,700	51,714
	Belo Corp. Class A	1,800	3,060
#	Best Buy Co., Inc.	2,000	76,760
	Big 5 Sporting Goods Corp.	400	3,292
* #	Big Lots, Inc.	1,400	38,696
*	BJ’s Restaurants, Inc.	300	4,947
	Black & Decker Corp.	800	32,240
#	Blockbuster, Inc. Class A	800	640
* #	Blue Nile, Inc.	100	4,256
	Blyth, Inc.	150	6,612
	Books-A-Million, Inc.	300	1,722
	BorgWarner, Inc.	2,900	83,955
	Brinker International, Inc.	600	10,632
*	Brink’s Home Security Holdings, Inc.	200	5,316
#	Brookfield Homes Corp.	600	3,150
	Brown Shoe Company, Inc.	700	4,501
	Brunswick Corp.	2,800	16,744
	Buckle, Inc.	750	28,027

1

*	Buffalo Wild Wings, Inc.	200	7,808
*	Build-A-Bear-Workshop, Inc.	500	2,730
	Burger King Holdings, Inc.	400	6,536
* #	Cabela’s, Inc.	1,300	16,653
	Cablevision Systems New York Group Class A	2,100	36,036
*	Cache, Inc.	200	910
*	California Pizza Kitchen, Inc.	200	3,142
	Callaway Golf Co.	1,100	8,305
* #	Capella Education Co.	200	10,276
* #	Career Education Corp.	700	15,428
* #	CarMax, Inc.	5,200	66,352
	Carmike Cinemas, Inc.	400	1,632
*	Carriage Services, Inc.	200	526
*	Carter’s, Inc.	900	19,242
	Cato Corp. Class A	500	9,610
*	Cavco Industries, Inc.	100	2,344
	CBS Corp. Class A	200	1,432
	CBS Corp. Class B	6,200	43,648
*	CEC Entertainment, Inc.	100	3,046
#	Centex Corp.	500	5,470
*	Charlotte Russe Holding, Inc.	500	6,275
*	Charming Shoppes, Inc.	2,300	8,027
*	Cheesecake Factory, Inc.	500	8,685
*	Chico’s FAS, Inc.	2,300	17,572
* #	Chipotle Mexican Grill, Inc.	200	16,218
*	Chipotle Mexican Grill, Inc. Class B	100	6,551
#	Choice Hotels International, Inc.	500	14,965
	Christopher & Banks Corp.	600	3,336
	Churchill Downs, Inc.	100	3,481
	Cinemark Holdings, Inc.	4,200	37,380
*	Citi Trends, Inc.	400	9,824
	CKE Restaurants, Inc.	200	1,914
*	Coach, Inc.	900	22,050
*	Coinstar, Inc.	200	7,118
*	Coldwater Creek, Inc.	1,900	6,555
	Columbia Sportswear Co.	1,100	33,792
	Comcast Corp. Class A	17,300	267,458
	Comcast Corp. Special Class A	6,800	99,824
* #	Conn’s, Inc.	400	6,576
	Cooper Tire & Rubber Co.	1,000	8,270
* #	Corinthian Colleges, Inc.	500	7,700
	Courier Corp.	200	3,136
*	Cox Radio, Inc.	200	960
#	Cracker Barrel Old Country Store, Inc.	200	6,522
* #	Crown Media Holdings, Inc.	1,700	5,253
#	D.R. Horton, Inc.	6,400	83,520
*	Deckers Outdoor Corp.	300	16,956
#	DeVry, Inc.	400	17,024
*	DG FastChannel, Inc.	400	9,332
* #	Dick’s Sporting Goods, Inc.	1,400	26,600
	Dillards, Inc. Class A	1,500	11,565
*	Discovery Communications, Inc.	2,114	37,037
*	DISH Network Corp.	1,900	25,175
	Disney (Walt) Co.	17,200	376,680
* #	Dolan Media Co.	1,000	11,910

2

*	Dollar Tree, Inc.	900	38,106
*	Domino’s Pizza, Inc.	500	4,720
*	Dr Pepper Snapple Group, Inc.	4,000	82,840
*	DreamWorks Animation SKG, Inc.	2,000	48,020
* #	Drew Industries, Inc.	500	7,140
* #	DSW, Inc.	400	4,348
	E.W. Scripps Co.	866	1,706
#	Eastman Kodak Co.	9,350	28,517
* #	Eddie Bauer Holdings, Inc.	400	131
*	Einstein Noah Restaurant Group, Inc.	300	3,237
#	Ethan Allen Interiors, Inc.	200	2,690
#	Family Dollar Stores, Inc.	600	19,914
*	FGX International Holdings, Ltd.	200	2,304
	Finish Line, Inc. Class A	1,000	8,500
	Fisher Communications, Inc.	400	4,824
#	Foot Locker, Inc.	3,300	39,237
*	Ford Motor Co.	11,300	67,574
* #	Fossil, Inc.	200	4,032
*	Franklin Covey Co.	400	1,676
	Fred’s, Inc.	700	9,562
* #	Fuel Systems Solutions, Inc.	200	3,054
	Furniture Brands International, Inc.	400	1,264
*	GameStop Corp. Class A	1,100	33,176
*	Gander Mountain Co.	100	390
#	Gannett Co., Inc.	1,200	4,692
	Gap, Inc.	3,500	54,390
* #	Garmin, Ltd.	900	22,671
* #	Gaylord Entertainment Co.	200	2,788
* #	Genesco, Inc.	300	6,834
	Gentex Corp.	2,400	32,088
#	Genuine Parts Co.	900	30,564
*	G-III Apparel Group, Ltd.	200	1,604
*	Goodyear Tire & Rubber Co.	2,500	27,475
*	Great Wolf Resorts, Inc.	600	2,214
	Group 1 Automotive, Inc.	400	8,520
*	GSI Commerce, Inc.	400	5,684
#	Guess?, Inc.	800	20,832
* #	Gymboree Corp.	400	13,760
	H&R Block, Inc.	1,000	15,140
* #	Hanesbrands, Inc.	900	14,814
#	Harley-Davidson, Inc.	1,750	38,780
	Harman International Industries, Inc.	900	16,371
	Harte-Hanks, Inc.	1,700	14,042
	Hasbro, Inc.	800	21,328
	Haverty Furniture Co., Inc.	300	3,255
*	Hawk Corp.	200	2,870
	Hearst-Argyle Television, Inc.	1,100	4,950
	Heelys, Inc.	400	732
*	Helen of Troy, Ltd.	700	11,165
*	hhgregg, Inc.	300	4,980
* #	Hibbett Sporting Goods, Inc.	200	4,170
#	Home Depot, Inc.	8,600	226,352
* #	Hot Topic, Inc.	800	9,792
* #	Hovnanian Enterprises, Inc. Class A	400	1,108
*	HSN, Inc.	380	2,626

3

*	Iconix Brand Group, Inc.	1,000	14,260
	Interactive Data Corp.	2,400	53,952
	Interface, Inc. Class A	2,000	11,580
#	International Speedway Corp. Class A	300	7,104
* #	Interpublic Group of Companies, Inc.	9,900	61,974
*	Interval Leisure Group, Inc.	380	3,044
*	iRobot Corp.	300	3,441
* #	J. Crew Group, Inc.	200	3,442
#	J.C. Penney Co., Inc.	5,500	168,795
* #	Jack in the Box, Inc.	400	9,836
	Jackson Hewitt Tax Service, Inc.	200	978
* #	JAKKS Pacific, Inc.	200	2,530
* #	Jarden Corp.	500	10,050
*	Jo-Ann Stores, Inc.	600	10,992
#	Johnson Controls, Inc.	6,000	114,060
	Jones Apparel Group, Inc.	1,400	12,936
* #	Jos. A. Bank Clothiers, Inc.	400	16,176
	Journal Communications, Inc. Class A	800	1,240
#	KB HOME	1,900	34,333
	Kenneth Cole Productions, Inc. Class A	100	692
	Kimball International, Inc. Class B	900	4,941
*	Kirkland’s, Inc.	300	2,055
*	Knology, Inc.	1,000	7,100
* #	Kohl’s Corp.	1,700	77,095
*	Krispy Kreme Doughnuts, Inc.	900	3,546
	K-Swiss, Inc. Class A	400	4,016
*	Lakes Entertainment, Inc.	500	1,570
* #	Lamar Advertising Co.	1,000	16,900
*	Lazare Kaplan International, Inc.	300	402
	La-Z-Boy, Inc.	500	1,330
*	LeapFrog Enterprises, Inc.	300	537
*	Lear Corp.	700	560
#	Leggett & Platt, Inc.	4,000	57,440
#	Lennar Corp. Class A	3,100	30,194
*	Liberty Global, Inc. Class A	2,700	44,523
* #	Liberty Global, Inc. Series C	3,000	49,080
*	Liberty Media Corp. - Entertainment Class A	5,400	131,490
*	Liberty Media Corp. Capital Class A	3,100	36,270
*	Liberty Media Corp. Interactive Class A	2,800	14,840
	Limited Brands, Inc.	4,900	55,958
* #	Lincoln Educational Services Corp.	100	1,659
*	Live Nation, Inc.	1,400	5,474
	Liz Claiborne, Inc.	1,800	8,532
*	LKQ Corp.	3,600	61,128
*	Lodgenet Entertainment Corp.	600	2,436
#	Lowe’s Companies, Inc.	3,200	68,800
*	Luby’s, Inc.	500	2,680
*	Lumber Liquidators, Inc.	300	4,488
#	M/I Homes, Inc.	200	3,054
#	Macy’s, Inc.	7,300	99,864
*	Maidenform Brands, Inc.	200	2,550
	Marine Products Corp.	300	1,395
*	MarineMax, Inc.	700	3,185
#	Marriott International, Inc. Class A	800	18,848
* #	Martha Stewart Living Omnimedia, Inc.	700	2,534

4

* #	Marvel Entertainment, Inc.	1,100	32,824
#	Mattel, Inc.	3,000	44,880
#	Matthews International Corp. Class A	200	6,264
#	McDonald’s Corp.	3,800	202,502
#	McGraw-Hill Companies, Inc.	2,000	60,300
	MDC Holdings, Inc.	900	30,762
#	Media General, Inc. Class A	600	1,560
*	Mediacom Communications Corp.	800	4,552
#	Meredith Corp.	800	20,064
*	Meritage Homes Corp.	500	10,405
*	Midas, Inc.	300	3,000
	Modine Manufacturing Co.	900	3,438
* #	Mohawk Industries, Inc.	1,700	80,427
#	Monro Muffler Brake, Inc.	237	5,918
* #	Morgans Hotel Group	200	858
* #	Morningstar, Inc.	700	27,769
	Movado Group, Inc.	200	1,834
#	National CineMedia, Inc.	1,100	15,983
* #	Netflix, Inc.	1,000	45,310
*	New York & Co., Inc.	1,300	7,540
	Newell Rubbermaid, Inc.	1,900	19,855
	News Corp. Class A	6,100	50,386
#	News Corp. Class B	5,900	53,808
#	NIKE, Inc. Class B	3,100	162,657
#	Nordstrom, Inc.	1,200	27,156
	Nutri/System, Inc.	200	2,748
*	Office Depot, Inc.	8,600	22,274
	OfficeMax, Inc.	300	2,235
#	Omnicom Group, Inc.	1,700	53,499
	Orleans Homebuilders, Inc.	300	630
* #	O’Reilly Automotive, Inc.	1,133	44,017
*	Outdoor Channel Holdings, Inc.	300	2,244
* #	Overstock.com, Inc.	200	2,696
	Oxford Industries, Inc.	200	1,948
* #	P.F. Chang’s China Bistro, Inc.	200	6,036
*	Pacific Sunwear of California, Inc.	900	3,645
*	Palm Harbor Homes, Inc.	300	912
*	Panera Bread Co.	300	16,803
*	Papa John’s International, Inc.	100	2,654
*	PC Mall, Inc.	200	1,280
* #	Penn National Gaming, Inc.	1,400	47,628
	Pennichuck Corp.	100	2,050
#	Penske Automotive Group, Inc.	1,300	17,225
* #	PetMed Express, Inc.	300	4,878
	PetSmart, Inc.	900	20,592
	Phillips-Van Heusen Corp.	800	23,224
*	Pinnacle Entertainment, Inc.	600	7,488
*	Playboy Enterprises, Inc. Class B	300	903
#	Polaris Industries, Inc.	100	3,345
#	Polo Ralph Lauren Corp.	300	16,152
#	Pool Corp.	800	14,288
* #	Priceline.com, Inc.	300	29,127
	PRIMEDIA, Inc.	400	1,560
* #	Princeton Review, Inc.	300	1,302
#	Pulte Homes, Inc.	3,900	44,889

5

*	Quiksilver, Inc.	1,600	2,640
#	RadioShack Corp.	2,100	29,568
*	Raser Technologies, Inc.	600	2,346
*	RC2 Corp.	200	2,262
	RCN Corp.	900	3,690
#	Regis Corp.	300	5,742
* #	Rent-A-Center, Inc.	1,500	28,875
*	Rentrak Corp.	200	1,940
*	Retail Ventures, Inc.	400	1,040
#	Ross Stores, Inc.	800	30,352
#	Royal Caribbean Cruises, Ltd.	1,700	25,041
#	Ryland Group, Inc.	1,000	20,710
*	Saga Communications, Inc.	100	931
*	Sally Beauty Holdings, Inc.	2,500	18,500
	Sauer-Danfoss, Inc.	400	1,660
	Scripps Networks Interactive	800	21,952
* #	Sears Holdings Corp.	800	49,976
	Service Corp. International	2,100	9,513
#	Sherwin-Williams Co.	300	16,992
	Shiloh Industries, Inc.	200	500
*	Shoe Carnival, Inc.	200	2,332
*	Shuffle Master, Inc.	600	2,286
*	Shutterfly, Inc.	700	8,967
	Signet Jewelers, Ltd. ADR	1,900	30,153
	Sinclair Broadcast Group, Inc. Class A	1,000	1,110
*	Skechers U.S.A., Inc. Class A	500	5,850
	Skyline Corp.	100	2,073
*	Smith & Wesson Holding Corp.	300	2,151
#	Snap-On, Inc.	1,900	64,448
* #	Sonic Corp.	400	4,368
	Sotheby’s Class A	400	4,644
	Spartan Motors, Inc.	300	2,421
#	Speedway Motorsports, Inc.	400	6,000
	Sport Supply Group, Inc.	200	1,204
	Stage Stores, Inc.	300	3,675
*	Stamps.com, Inc.	300	2,808
	Stanley Furniture, Inc.	200	2,052
#	Staples, Inc.	5,800	119,596
*	Starbucks Corp.	4,200	60,732
#	Starwood Hotels & Resorts Worldwide, Inc.	800	16,688
	Stein Mart, Inc.	1,000	4,370
*	Steven Madden, Ltd.	200	5,884
	Stewart Enterprises, Inc.	700	2,443
*	Stoneridge, Inc.	400	924
	Sturm Ruger & Co., Inc.	300	3,693
#	Superior Industries International, Inc.	700	10,556
	Systemax, Inc.	600	10,116
	Talbots, Inc.	1,000	2,360
#	Target Corp.	4,700	193,922
#	Tempur-Pedic International, Inc.	500	6,430
*	Tenneco Automotive, Inc.	400	1,224
* #	Texas Roadhouse, Inc.	600	6,828
*	The Children’s Place Retail Stores, Inc.	600	17,064
* #	The DIRECTV Group, Inc.	6,552	162,031
* #	The Dress Barn, Inc.	900	13,626

6

	The Marcus Corp.	200	2,540
	The Men’s Wearhouse, Inc.	1,300	24,232
#	The New York Times Co. Class A	4,300	23,134
#	The Pep Boys - Manny, Moe & Jack	1,600	11,840
#	The Stanley Works	800	30,424
* #	The Steak n Shake Co.	300	3,468
#	The TJX Companies, Inc.	1,500	41,955
* #	The Wet Seal, Inc. Class A	1,700	6,477
#	Thor Industries, Inc.	1,400	32,186
*	Ticketmaster Entertainment, Inc.	380	1,999
#	Tiffany & Co.	900	26,046
* #	Timberland Co. Class A	1,600	25,984
	Time Warner Cable, Inc.	4,816	155,220
	Time Warner, Inc.	10,000	218,300
* #	TiVo, Inc.	600	4,500
*	Toll Brothers, Inc.	1,800	36,468
* #	Tractor Supply Co.	500	20,190
*	Trans World Entertainment Corp.	1,000	680
* #	True Religion Apparel, Inc.	200	3,152
*	TRW Automotive Holdings Corp.	600	5,172
*	Tuesday Morning Corp.	1,000	3,410
#	Tupperware Corp.	450	11,263
*	Tween Brands, Inc.	300	876
	Tyco Electronics, Ltd.	3,300	57,552
*	Under Armour, Inc. Class A	300	7,062
*	Unifi, Inc.	600	540
#	Unifirst Corp.	300	11,187
*	Universal Electronics, Inc.	200	3,748
*	Universal Technical Institute, Inc.	200	2,848
*	Urban Outfitters, Inc.	1,100	21,439
	V.F. Corp.	400	23,708
*	Vail Resorts, Inc.	400	11,680
*	Valassis Communications, Inc.	1,500	7,755
* #	Viacom, Inc. Class A	300	6,195
*	Viacom, Inc. Class B	2,700	51,948
	Visteon Corp.	1,500	285
* #	Volcom, Inc.	200	2,698
#	WABCO Holdings, Inc.	700	11,193
*	Warnaco Group, Inc.	700	20,188
*	Warner Music Group Corp.	1,200	6,456
	Wendy’s/Arby’s Group, Inc.	1,125	5,625
*	West Marine, Inc.	400	2,300
#	Whirlpool Corp.	1,300	58,708
#	Wiley (John) & Sons, Inc. Class A	1,300	44,070
	Williams-Sonoma, Inc.	3,400	47,600
	Winnebago Industries, Inc.	700	6,167
* #	WMS Industries, Inc.	300	9,633
#	Wolverine World Wide, Inc.	500	10,415
	World Wrestling Entertainment, Inc.	600	6,420
*	WPT Enterprises, Inc.	239	179
	Wyndham Worldwide Corp.	1,300	15,184
	Yum! Brands, Inc.	300	10,005
* #	Zale Corp.	300	1,116
* #	Zumiez, Inc.	300	3,618
Total Consumer Discretionary			8,242,831

7

Consumer Staples — (6.3%)
	Alberto-Culver Co.	700	15,603
	Alico, Inc.	100	2,653
*	Alliance One International, Inc.	900	3,375
	Altria Group, Inc.	9,800	160,034
#	Andersons, Inc.	400	6,428
#	Avon Products, Inc.	2,100	47,796
	B&G Foods, Inc.	900	5,508
*	Bare Escentuals, Inc.	620	5,741
* #	BJ’s Wholesale Club, Inc.	900	30,006
* #	Boston Beer Co., Inc. Class A	200	5,320
	Brown-Forman Corp. Class B	800	37,200
	Calavo Growers, Inc.	200	2,842
#	Cal-Maine Foods, Inc.	300	7,941
#	Casey’s General Stores, Inc.	600	15,966
*	Central European Distribution Corp.	300	6,720
*	Chattem, Inc.	300	16,473
#	Chiquita Brands International, Inc.	1,600	12,112
#	Church & Dwight Co., Inc.	700	38,087
#	Clorox Co.	1,000	56,050
	Coca-Cola Co.	15,000	645,750
	Coca-Cola Enterprises, Inc.	5,000	85,300
#	Colgate-Palmolive Co.	3,700	218,300
* #	Collective Brands, Inc.	1,400	20,328
*	Constellation Brands, Inc. Class A	1,400	16,226
	Corn Products International, Inc.	1,500	35,850
* #	Darling International, Inc.	400	2,288
* #	Dean Foods Co.	3,400	70,380
#	Del Monte Foods Co.	3,985	30,087
	Diamond Foods, Inc.	200	5,238
*	Elizabeth Arden, Inc.	600	5,196
*	Energizer Holdings, Inc.	500	28,650
#	Estee Lauder Companies, Inc.	1,200	35,880
	Farmer Brothers Co.	200	3,950
#	Flowers Foods, Inc.	2,400	55,440
#	General Mills, Inc.	2,700	136,863
#	Great Atlantic & Pacific Tea, Inc.	1,400	10,276
* #	Green Mountain Coffee, Inc.	300	21,693
* #	Hain Celestial Group, Inc.	1,300	21,697
*	Hansen Natural Corp.	700	28,532
#	Heinz (H.J.) Co.	2,300	79,166
	Herbalife, Ltd.	600	11,892
#	Hormel Foods Corp.	1,500	46,935
	Imperial Sugar Co.	300	1,965
	Ingles Market, Inc. Class A	100	1,561
	Inter Parfums, Inc.	350	2,716
#	J & J Snack Foods Corp.	300	11,628
	J.M. Smucker Co.	3,000	118,200
#	Kellogg Co.	2,900	122,119
#	Kimberly-Clark Corp.	2,400	117,936
	Kraft Foods, Inc.	13,600	318,240
#	Lancaster Colony Corp.	300	13,140
#	Lance, Inc.	500	11,580
* #	Lifeway Foods, Inc.	300	2,706

8

	Lorillard, Inc.	800	50,504
	Mannatech, Inc.	155	677
*	Maui Land & Pineapple Co., Inc.	400	2,540
#	McCormick & Co., Inc.	1,000	29,450
*	Medifast, Inc.	300	2,097
	Molson Coors Brewing Co.	1,200	45,900
	Nash-Finch Co.	200	5,858
*	National Beverage Corp.	800	8,424
*	NBTY, Inc.	1,300	33,683
#	Nu Skin Enterprises, Inc. Class A	1,000	12,820
*	Omega Protein Corp.	300	957
*	Pantry, Inc.	300	7,086
* #	Peet’s Coffee & Tea, Inc.	100	2,728
#	PepsiCo, Inc.	8,800	437,888
	Philip Morris International, Inc.	4,100	148,420
*	Prestige Brands Holdings, Inc.	900	5,814
	PriceSmart, Inc.	400	7,140
#	Procter & Gamble Co.	15,900	786,096
#	Ralcorp Holdings, Inc.	900	51,444
	Reliv’ International, Inc.	400	1,240
*	Revlon, Inc.	650	3,081
#	Reynolds American, Inc.	1,800	68,364
#	Ruddick Corp.	800	20,528
	Safeway, Inc.	3,000	59,250
#	Sanderson Farms, Inc.	200	7,980
	Sara Lee Corp.	2,100	17,472
*	Smart Balance, Inc.	1,400	9,842
*	Smithfield Foods, Inc.	3,800	32,832
	Spartan Stores, Inc.	400	6,508
*	Star Scientific, Inc.	1,100	5,412
	SUPERVALU, Inc.	1,300	21,255
	Sysco Corp.	2,700	62,991
#	The Hershey Co.	1,300	46,982
	The Kroger Co.	3,300	71,346
#	Tootsie Roll Industries, Inc.	309	7,524
* #	TreeHouse Foods, Inc.	400	10,636
* #	United Natural Foods, Inc.	600	13,668
#	Universal Corp.	500	15,080
#	Vector Group, Ltd.	200	2,696
#	Walgreen Co.	2,200	69,146
#	Wal-Mart Stores, Inc.	13,300	670,320
	WD-40 Co.	300	8,118
	Weis Markets, Inc.	300	11,097
#	Whole Foods Market, Inc.	3,500	72,555
*	Winn-Dixie Stores, Inc.	800	9,168
Total Consumer Staples			5,778,180

Energy — (6.5%)
* #	Allis-Chalmers Energy, Inc.	900	1,737
#	Alon USA Energy, Inc.	1,500	19,050
	Anadarko Petroleum Corp.	3,100	133,486
	Apache Corp.	2,200	160,292
	Arch Coal, Inc.	700	9,779
* #	Arena Resources, Inc.	700	20,069
	Atlas America, Inc.	500	7,780

9

* #	ATP Oil & Gas Corp.	300	2,148
* #	Atwood Oceanics, Inc.	500	11,160
#	Baker Hughes, Inc.	2,785	99,090
*	Basic Energy Services, Inc.	700	7,140
	Berry Petroleum Corp. Class A	400	6,592
*	Bill Barret Corp.	1,500	38,970
#	BJ Services Co.	4,500	62,505
*	Bolt Technology Corp.	200	2,034
*	Boots & Coots International Well Control, Inc.	600	1,032
*	BPZ Resources, Inc.	500	2,725
*	Brigham Exploration Co.	900	2,106
* #	Bristow Group, Inc.	700	15,932
	Cabot Oil & Gas Corp.	800	24,152
*	Cal Dive International, Inc.	3,800	30,096
*	Callon Petroleum Co.	400	704
*	Cameron International Corp.	1,500	38,370
#	CARBO Ceramics, Inc.	500	15,355
*	Carrizo Oil & Gas, Inc.	300	3,699
*	Cheniere Energy, Inc.	1,200	4,728
	Chesapeake Energy Corp.	3,904	76,948
	Chevron Corp.	14,588	964,267
	Cimarex Energy Co.	1,800	48,420
*	Clayton Williams Energy, Inc.	300	9,009
*	Clean Energy Fuels Corp.	1,100	9,306
*	CNX Gas Corp.	1,300	33,475
*	Complete Production Services, Inc.	1,000	6,680
* #	Comstock Resources, Inc.	929	32,013
* #	Concho Resources, Inc.	800	21,936
	ConocoPhillips	1,625	66,625
#	CONSOL Energy, Inc.	1,300	40,664
* #	Contango Oil & Gas Co.	300	11,367
*	Continental Resources, Inc.	1,300	30,355
*	CREDO Petroleum Corp.	200	1,650
#	Crosstex Energy, Inc.	200	394
*	CVR Energy, Inc.	1,590	11,702
*	Dawson Geophysical Co.	100	1,966
	Delek US Holdings, Inc.	1,100	11,297
* #	Delta Petroleum Corp.	1,300	3,822
*	Denbury Resources, Inc.	3,200	52,096
	Devon Energy Corp.	3,100	160,735
#	Diamond Offshore Drilling, Inc.	800	57,928
*	Dresser-Rand Group, Inc.	1,900	46,797
* #	Dril-Quip, Inc.	700	24,066
*	Encore Acquisition Co.	1,400	40,866
	ENSCO International, Inc.	2,900	82,012
#	EOG Resources, Inc.	1,200	76,176
*	Evolution Petroleum Corp.	400	916
* #	EXCO Resources, Inc.	1,900	22,382
*	Exterran Holdings, Inc.	1,300	26,845
	Exxon Mobil Corp.	3,000	200,010
* #	FMC Technologies, Inc.	800	27,384
*	Forest Oil Corp.	900	14,400
	Foundation Coal Holdings, Inc.	900	14,616
*	FX Energy, Inc.	600	2,256
*	Gasco Energy, Inc.	800	400

10

#	General Maritime Corp.	970	9,632
*	Geokinetics, Inc.	200	942
*	Geomet, Inc.	300	282
*	GeoResources, Inc.	309	2,194
*	Global Industries, Ltd.	2,200	14,234
* #	GMX Resources, Inc.	500	5,470
* #	Goodrich Petroleum Corp.	1,000	22,930
	Gulf Island Fabrication, Inc.	200	2,588
*	Gulfmark Offshore, Inc.	700	18,816
*	Gulfport Energy Corp.	600	1,782
	Halliburton Co.	7,300	147,606
*	Harvest Natural Resources, Inc.	500	2,550
* #	Helix Energy Solutions Group, Inc.	2,700	24,543
#	Helmerich & Payne, Inc.	1,400	43,148
*	Hercules Offshore, Inc.	500	1,600
*	HKN, Inc.	200	340
#	Holly Corp.	700	14,672
* #	Hornbeck Offshore Services, Inc.	500	11,615
* #	International Coal Group, Inc.	3,000	5,970
*	James River Coal Co.	200	2,848
*	Key Energy Group, Inc.	1,500	6,585
	Lufkin Industries, Inc.	500	17,450
	Marathon Oil Corp.	7,800	231,660
*	Mariner Energy, Inc.	1,000	11,380
#	Massey Energy Co.	400	6,364
*	Matrix Service Co.	600	5,748
* #	McMoran Exploration Co.	200	1,098
*	Meridian Resource Corp.	900	243
*	Mitcham Industries, Inc.	200	900
	Murphy Oil Corp.	1,500	71,565
*	Nabors Industries, Ltd.	5,500	83,655
*	NATCO Group, Inc. Class A	400	9,624
*	National-Oilwell, Inc.	3,092	93,626
*	Natural Gas Services Group, Inc.	400	3,992
*	Newfield Exploration Co.	2,100	65,478
*	Newpark Resources, Inc.	1,700	4,760
*	Noble Corp.	2,700	73,791
	Noble Energy, Inc.	1,300	73,775
*	Northern Oil & Gas, Inc.	300	1,713
#	Occidental Petroleum Corp.	4,000	225,160
* #	Oceaneering International, Inc.	700	31,899
*	Oil States International, Inc.	1,200	22,680
#	Overseas Shipholding Group, Inc.	800	22,968
* #	Pacific Ethanol, Inc.	400	148
	Panhandle Royalty Co.	200	3,430
*	Parallel Petroleum Corp.	400	532
*	Parker Drilling Co.	3,000	8,280
#	Patterson-UTI Energy, Inc.	2,700	34,317
	Peabody Energy Corp.	1,300	34,307
#	Penn Virginia Corp.	950	13,366
*	Petrohawk Energy Corp.	5,000	118,000
*	Petroleum Development Corp.	300	4,863
* #	PetroQuest Energy, Inc.	500	1,505
*	PHI, Inc.	200	2,264
*	Pioneer Drilling Co.	1,100	5,500

11

	Pioneer Natural Resources Co.	1,400	32,368
*	Plains Exploration & Production Co.	400	7,548
*	Pride International, Inc.	3,423	77,702
* #	Quicksilver Resources, Inc.	600	4,878
#	Range Resources Corp.	2,000	79,940
#	Rowan Companies, Inc.	2,500	39,025
	RPC, Inc.	2,000	21,400
*	SandRidge Energy, Inc.	2,800	22,848
#	Schlumberger, Ltd.	6,800	333,132
*	SEACOR Holdings, Inc.	500	32,860
#	Smith International, Inc.	3,401	87,916
*	Southwestern Energy Co.	2,200	78,892
	Spectra Energy Corp.	3,800	55,100
#	St. Mary Land & Exploration Co.	1,500	26,805
*	Stone Energy Corp.	300	1,293
* #	SulphCo, Inc.	900	810
* #	Superior Energy Services, Inc.	2,000	38,420
*	Superior Well Services, Inc.	600	6,420
* #	Swift Energy Corp.	500	5,410
*	T-3 Energy Services, Inc.	100	1,343
	Tesoro Petroleum Corp.	2,200	33,550
*	TETRA Technologies, Inc.	1,100	6,292
*	TGC Industries, Inc.	315	1,002
#	The Williams Companies, Inc.	3,000	42,300
	Tidewater, Inc.	1,000	43,250
	Toreador Resources Corp.	700	2,590
* #	Trico Marine Services, Inc.	200	776
*	Tri-Valley Corp.	300	375
* #	TXCO Resources, Inc.	200	94
*	Union Drilling, Inc.	300	1,797
* #	Unit Corp.	700	19,103
#	USEC, Inc.	2,800	17,332
*	VAALCO Energy, Inc.	1,100	5,247
#	W&T Offshore, Inc.	500	4,640
*	Warren Resources, Inc.	1,100	1,760
*	Weatherford International, Ltd.	2,500	41,575
* #	Western Refining, Inc.	1,800	22,662
*	Westmoreland Coal Co.	200	1,700
*	Whiting Petroleum Corp.	1,300	42,588
#	World Fuel Services Corp.	800	30,504
	XTO Energy, Inc.	4,300	149,038
Total Energy			6,001,185

Financials — (9.6%)
	1st Source Corp.	300	5,892
	21st Century Holding Co.	200	794
	Abington Bancorp, Inc.	200	1,758
	Advance America Cash Advance Centers, Inc.	1,200	4,800
	Advanta Corp. Class A	300	234
	Advanta Corp. Class B	400	468
*	Affiliated Managers Group, Inc.	400	22,740
*	Allegheny Corp.	104	26,381
	Allied World Assurance Co. Holdings, Ltd.	1,200	44,568
	Allstate Corp.	2,700	62,991
	Amcore Financial, Inc.	102	150

12

	American Bancorp of New Jersey, Inc.	200	2,016
#	American Capital, Ltd.	2,000	6,180
#	American Equity Investment Life Holding Co.	1,100	6,193
#	American Express Co.	6,700	168,974
	American Financial Group, Inc.	2,600	45,708
	American National Insurance Co.	600	40,722
* #	AmeriCredit Corp.	3,100	31,527
	Ameris Bancorp	200	1,310
*	Amerisafe, Inc.	500	7,680
	AmTrust Financial Services, Inc.	1,200	10,956
#	AON Corp.	1,500	63,300
*	Arch Capital Group, Ltd.	1,000	57,780
*	Argo Group International Holdings, Ltd.	700	19,593
	Arrow Financial Corp.	200	5,296
	Aspen Insurance Holdings, Ltd.	1,840	43,387
	Asset Acceptance Capital Corp.	900	7,461
	Associated Banc-Corp.	1,200	18,564
	Assurant, Inc.	1,800	43,992
	Assured Guaranty, Ltd.	2,500	24,150
#	Astoria Financial Corp.	900	7,434
	Atlantic Coast Federal Corp.	300	688
	Axis Capital Holdings, Ltd.	2,400	59,136
#	BancFirst Corp.	100	4,270
	BancorpSouth, Inc.	800	18,600
	BancTrust Financial Group, Inc.	200	1,316
	Bank Mutual Corp.	600	6,162
	Bank of America Corp.	46,365	414,039
* #	Bank of Florida Corp.	200	640
	Bank of Granite Corp.	300	630
#	Bank of Hawaii Corp.	300	10,542
	Bank of New York Mellon Corp.	6,000	152,880
#	Bank of the Ozarks, Inc.	100	2,483
#	BankAtlantic Bancorp, Inc.	140	325
	BankFinancial Corp.	200	2,140
#	Banner Corp.	400	1,856
#	BB&T Corp.	1,500	35,010
*	Beneficial Mutual Bancorp, Inc.	500	5,030
	Berkshire Hills Bancorp, Inc.	100	2,256
	BGC Partners, Inc. Class A	1,000	2,590
#	BlackRock, Inc.	900	131,868
#	BOK Financial Corp.	200	7,532
#	Boston Private Financial Holdings, Inc.	500	2,305
*	Broadpoint Securities Group, Inc.	1,100	4,741
#	Brookline Bancorp, Inc.	600	5,952
#	Brown & Brown, Inc.	1,700	33,082
	Cadence Financial Corp.	200	674
	Capital City Bank Group, Inc.	200	3,008
	Capital One Financial Corp.	1,900	31,806
#	Capitol Bancorp, Ltd.	300	1,098
#	Capitol Federal Financial	200	7,792
	Cardinal Financial Corp.	300	2,355
	Cash America International, Inc.	500	11,180
#	Cathay General Bancorp	900	10,098
* #	CB Richard Ellis Group, Inc.	2,700	20,250
	Center Financial Corp.	200	508

13

	Central Pacific Financial Corp.	200	1,172
	Chemical Financial Corp.	300	6,405
	Chubb Corp.	1,200	46,740
	Cincinnati Financial Corp.	1,828	43,781
#	Citigroup, Inc.	41,000	125,050
* #	Citizens, Inc.	1,000	7,210
#	City Holding Co.	100	2,949
#	City National Corp.	1,000	36,600
	Clifton Savings Bancorp, Inc.	200	2,196
	CME Group, Inc.	600	132,810
	CNA Financial Corp.	4,600	55,062
*	CNA Surety Corp.	1,100	21,175
#	CoBiz Financial, Inc.	200	1,174
#	Cohen & Steers, Inc.	800	11,776
	Columbia Banking System, Inc.	100	990
	Comerica, Inc.	2,300	48,254
#	Commerce Bancshares, Inc.	200	6,620
	Community Bank System, Inc.	300	4,935
#	Community Trust Bancorp, Inc.	100	3,026
#	Compass Diversified Holdings	800	7,152
* #	CompuCredit Corp.	700	2,240
*	Conseco, Inc.	2,600	4,160
*	Core-Mark Holding Co., Inc.	200	3,834
*	Cowen Group, Inc.	300	1,731
*	Credit Acceptance Corp.	300	6,897
#	Cullen Frost Bankers, Inc.	200	9,418
#	CVB Financial Corp.	600	3,606
	Danvers Bancorp, Inc.	400	5,804
	Delphi Financial Group, Inc. Class A	1,000	17,270
	Dime Community Bancshares	200	1,668
	Discover Financial Services	6,700	54,471
*	Dollar Financial Corp.	500	5,050
	Donegal Group, Inc. Class A	300	4,392
* #	E*TRADE Financial Corp.	3,225	4,612
	East West Bancorp, Inc.	600	4,098
	Eastern Insurance Holdings, Inc.	200	1,614
*	eHealth, Inc.	200	3,838
	Employers Holdings, Inc.	1,100	9,174
*	Encore Bancshares, Inc.	200	1,828
*	Encore Capital Group, Inc.	400	3,496
	Endurance Specialty Holdings, Ltd.	1,500	39,240
	Enterprise Financial Services Corp.	100	985
	Erie Indemnity Co.	1,000	35,320
	ESSA Bancorp, Inc.	400	5,456
	Evercore Partners, Inc. Class A	200	3,776
	Everest Re Group, Ltd.	1,100	82,104
*	ExlService Holdings, Inc.	100	931
#	F.N.B. Corp.	900	6,768
	FBL Financial Group, Inc. Class A	800	4,600
*	FCStone Group, Inc.	200	618
#	Federated Investors, Inc.	500	11,440
	Fidelity National Financial, Inc.	4,000	72,520
#	Financial Federal Corp.	600	14,766
*	First Acceptance Corp.	1,400	3,570
	First American Corp.	2,000	56,160

14

	First Bancorp	200	2,434
#	First Busey Corp.	400	3,132
*	First Cash Financial Services, Inc.	600	9,864
	First Commonwealth Financial Corp.	800	6,936
	First Community Bancshares, Inc.	100	1,445
	First Financial Bancorp	400	4,316
#	First Financial Bankshares, Inc.	100	4,928
	First Financial Corp.	100	3,710
	First Financial Holdings, Inc.	100	900
#	First Financial Northwest, Inc.	400	3,228
#	First Horizon National Corp.	1,427	16,428
	First Merchants Corp.	300	3,648
*	First Mercury Financial Corp.	400	5,288
	First Midwest Bancorp, Inc.	600	5,316
	First Niagara Financial Group, Inc.	1,800	24,372
	First Place Financial Corp.	400	2,272
	First Security Group, Inc.	400	1,544
	FirstMerit Corp.	400	7,764
	Flagstone Reinsurance Holdings, Ltd.	2,006	18,576
	Flushing Financial Corp.	200	1,842
	FNB United Corp.	100	319
	Forest City Enterprises, Inc. Class A	800	6,744
#	Franklin Resources, Inc.	600	36,288
#	Frontier Financial Corp.	200	284
#	Fulton Financial Corp.	1,800	11,898
#	Gallagher (Arthur J.) & Co.	1,800	40,464
#	GAMCO Investors, Inc.	100	5,015
	Genworth Financial, Inc.	3,200	7,552
	German American Bancorp, Inc.	200	2,380
	GFI Group, Inc.	400	1,632
#	Glacier Bancorp, Inc.	300	4,596
	Goldman Sachs Group, Inc.	2,520	323,820
#	Great Southern Bancorp, Inc.	100	1,649
#	Greene Bancshares, Inc.	201	1,708
	Greenhill & Co., Inc.	300	23,259
*	Greenlight Capital Re, Ltd. Class A	700	10,836
*	Guaranty Bancorp	600	1,332
*	Hallmark Financial Services, Inc.	500	3,360
	Hampden Bancorp, Inc.	100	970
#	Hampton Roads Bankshares, Inc.	201	1,497
#	Hancock Holding Co.	200	7,574
	Hanover Insurance Group, Inc.	1,300	38,974
	Harleysville Group, Inc.	700	20,244
	Harleysville National Corp.	400	3,508
*	Harris & Harris Group, Inc.	600	2,904
	Hartford Financial Services Group, Inc.	1,900	21,793
	HCC Insurance Holdings, Inc.	2,000	47,840
	Heritage Commerce Corp.	200	1,616
	Heritage Financial Group	200	1,618
*	Hilltop Holdings, Inc.	1,600	18,128
#	Home Bancshares, Inc.	108	2,381
	Home Federal Bancorp, Inc.	290	2,926
	Hudson City Bancorp, Inc.	1,900	23,864
	IBERIABANK Corp.	300	13,704
	Independence Holding Co.	300	1,551

15

	Independent Bank Corp.	100	1,996
* #	IntercontinentalExchange, Inc.	400	35,040
#	International Bancshares Corp.	600	8,106
	Invesco, Ltd.	5,800	85,376
*	Investment Technology Group, Inc.	900	20,502
*	Investors Bancorp, Inc.	1,000	9,160
	IPC Holdings, Ltd.	1,500	39,060
#	Janus Capital Group, Inc.	1,100	11,033
	Jefferies Group, Inc.	2,500	48,925
#	Jones Lang LaSalle, Inc.	900	29,043
	JPMorgan Chase & Co.	27,600	910,800
* #	KBW, Inc.	600	14,514
	Kearny Financial Corp.	700	7,805
* #	Knight Capital Group, Inc.	2,100	32,529
*	Ladenburg Thalmann Financial Services, Inc.	400	288
#	Lakeland Bancorp, Inc.	400	3,404
	Lakeland Financial Corp.	100	1,877
	Legacy Bancorp, Inc.	200	2,118
* #	Leucadia National Corp.	3,100	65,813
#	Life Partners Holdings, Inc.	250	4,680
	Lincoln National Corp.	1,800	20,232
*	Liquidity Services, Inc.	300	2,259
	Loews Corp.	1,500	37,335
*	LoopNet, Inc.	600	5,154
	MainSource Financial Group, Inc.	200	1,732
*	Markel Corp.	100	28,700
* #	MarketAxess Holdings, Inc.	600	5,754
	Marsh & McLennan Cos., Inc.	3,200	67,488
#	MasterCard, Inc. Class A	200	36,690
	MB Financial, Inc.	500	6,815
* #	MBIA, Inc.	5,900	27,907
	MBT Financial Corp.	300	756
	Meadowbrook Insurance Group, Inc.	1,600	9,520
	Medallion Financial Corp.	300	2,211
	Mercer Insurance Group, Inc.	200	2,924
#	Mercury General Corp.	1,300	43,914
*	Meridian Interstate Bancorp, Inc.	300	2,394
*	MF Global, Ltd.	2,600	15,860
	Montpelier Re Holdings, Ltd.	600	7,476
	Moody’s Corp.	700	20,664
	Morgan Stanley	10,262	242,594
*	Move, Inc.	1,600	3,280
* #	MSCI, Inc.	600	12,594
	Nara Bancorp, Inc.	500	1,855
	National Financial Partners Corp.	700	4,942
	National Interstate Corp.	300	4,845
#	National Penn Bancshares, Inc.	700	5,663
* #	Navigators Group, Inc.	400	18,152
#	NBT Bancorp, Inc.	300	7,104
	Nelnet, Inc. Class A	1,100	6,633
	New Westfield Financial, Inc.	700	6,538
#	New York Community Bancorp, Inc.	2,300	26,013
	NewAlliance Bancshares, Inc.	1,500	19,365
	NewBridge Bancorp	300	639
*	NewStar Financial, Inc.	1,100	2,497

16

	Northeast Community Bancorp, Inc.	300	2,252
	Northern Trust Corp.	1,900	103,284
	Northfield Bancorp, Inc.	1,000	11,300
	Northwest Bancorp, Inc.	400	7,032
	NYMAGIC, Inc.	200	2,358
	NYSE Euronext, Inc.	5,000	115,850
	OceanFirst Financial Corp.	200	2,430
* #	Ocwen Financial Corp.	1,500	16,680
	Odyssey Re Holdings Corp.	1,000	38,290
#	Old National Bancorp	600	8,178
	Old Republic International Corp.	5,400	50,598
#	Old Second Bancorp, Inc.	300	1,620
	OneBeacon Insurance Group, Ltd.	300	3,486
#	optionsXpress Holding, Inc.	900	14,814
*	Oritani Financial Corp.	700	9,933
	Pacific Capital Bancorp	600	4,164
#	PacWest Bancorp	400	5,828
#	Park National Corp.	100	6,695
	PartnerRe, Ltd.	900	61,371
*	Penson Worldwide, Inc.	700	7,098
	Peoples Bancorp, Inc.	100	1,657
#	People’s United Financial, Inc.	3,803	59,403
* #	PHH Corp.	1,400	23,492
* #	PICO Holdings, Inc.	400	12,000
* #	Pinnacle Financial Partners, Inc.	500	8,920
	Platinum Underwriters Holdings, Ltd.	1,300	37,401
#	PNC Financial Services Group, Inc.	2,800	111,160
* #	Portfolio Recovery Associates, Inc.	400	13,988
#	Principal Financial Group, Inc.	800	13,072
#	PrivateBancorp, Inc.	500	10,125
*	ProAssurance Corp.	700	30,758
* #	Progressive Corp.	2,700	41,256
#	Prosperity Bancshares, Inc.	600	16,662
	Protective Life Corp.	900	7,713
#	Provident Bankshares Corp.	400	3,516
	Provident Financial Services, Inc.	800	8,536
	Provident New York Bancorp	200	1,694
	Prudential Financial, Inc.	2,300	66,424
	QC Holdings, Inc.	300	1,923
	Radian Group, Inc.	1,600	2,768
#	Raymond James Financial, Inc.	2,400	37,656
	Reinsurance Group of America, Inc.	1,192	37,894
#	RenaissanceRe Holdings, Ltd.	1,000	48,660
#	Renasant Corp.	200	2,820
*	Republic First Bancorp, Inc.	300	2,469
	Resource America, Inc.	300	1,488
*	Rewards Network, Inc.	100	373
*	Riskmetrics Group, Inc.	700	12,173
	Riverview Bancorp, Inc.	100	351
	RLI Corp.	600	28,818
	Rockville Financial, Inc.	200	1,882
	Roma Financial Corp.	400	5,204
	Rome Bancorp, Inc.	200	1,800
#	S&T Bancorp, Inc.	300	5,361
	S.Y. Bancorp, Inc.	100	2,522

17

	Safety Insurance Group, Inc.	300	9,915
	Sanders Morris Harris Group, Inc.	800	3,616
	Sandy Spring Bancorp, Inc.	200	3,250
	SCBT Financial Corp.	100	2,307
*	Seabright Insurance Holdings	700	6,496
	Seacoast Banking Corp. of Florida	92	388
	SEI Investments Co.	1,100	15,433
	Selective Insurance Group, Inc.	1,100	16,236
* #	Signature Bank	400	10,876
	Simmons First National Corp. Class A	100	2,593
* #	SLM Corp.	4,700	22,701
	Smithtown Bancorp, Inc.	100	1,340
	Southern Community Financial Corp.	300	1,083
	Southside Bancshares, Inc.	110	2,348
	Southwest Bancorp, Inc.	200	1,370
#	StanCorp Financial Group, Inc.	1,100	30,173
	State Auto Financial Corp.	900	14,607
	State Bancorp, Inc.	200	1,648
#	State Street Corp.	4,500	153,585
	StellarOne Corp.	400	5,148
	Sterling Bancorp	200	2,288
#	Sterling Bancshares, Inc.	900	5,985
#	Sterling Financial Corp.	400	1,276
#	Stewart Information Services Corp.	300	6,783
*	Stifel Financial Corp.	500	24,615
	Student Loan Corp.	400	19,264
	Suffolk Bancorp	100	2,560
*	Sun Bancorp, Inc.	210	1,382
#	Susquehanna Bancshares, Inc.	700	5,642
*	Susser Holdings Corp.	300	4,335
* #	SVB Financial Group	500	10,380
	SWS Group, Inc.	700	8,953
#	Synovus Financial Corp.	1,900	6,137
	T. Rowe Price Group, Inc.	600	23,112
#	TCF Financial Corp.	1,100	15,301
*	TD Ameritrade Holding Corp.	2,900	46,139
*	Tejon Ranch Co.	400	9,280
# ●	Teton Advisors, Inc.	1	—
*	Texas Capital Bancshares, Inc.	200	2,800
	TFS Financial Corp.	3,200	37,536
#	The Charles Schwab Corp.	6,600	121,968
* #	The NASDAQ OMX Group, Inc.	1,500	28,845
	The Phoenix Companies, Inc.	2,100	3,276
* #	The St. Joe Co.	500	12,440
	The Travelers Companies, Inc.	4,500	185,130
*	thinkorswim Group, Inc.	100	950
	Thomas Properties Group, Inc.	500	1,005
*	Thomas Weisel Partners Group, Inc.	600	2,712
#	TIB Financial Corp.	408	1,273
	TierOne Corp.	200	424
#	Torchmark Corp.	700	20,531
#	Tower Group, Inc.	800	21,752
	TowneBank	300	5,169
* #	Tradestation Group, Inc.	900	7,299
	Transatlantic Holdings, Inc.	1,200	45,516

18

*	Tree.com, Inc.	63	404
#	TriCo Bancshares	200	3,200
	TrustCo Bank Corp.	400	2,400
#	Trustmark Corp.	600	13,044
#	U.S. Bancorp	3,300	60,126
#	UCBH Holdings, Inc.	1,300	1,664
#	UMB Financial Corp.	300	13,731
#	Umpqua Holdings Corp.	500	4,795
*	United America Indemnity, Ltd.	500	2,535
#	United Bankshares, Inc.	300	7,782
#	United Community Banks, Inc.	407	2,625
	United Financial Bancorp, Inc.	400	5,308
	United Fire & Casualty Co.	600	11,202
	United Western Bancorp, Inc.	93	860
	Unitrin, Inc.	1,700	28,900
*	Universal American Corp.	1,500	15,495
	Universal Insurance Holdings, Inc.	600	2,448
	Univest Corp. of Pennsylvania	100	2,087
	Unum Group	4,400	71,896
#	Validus Holdings, Ltd.	1,800	40,320
#	Valley National Bancorp	815	11,793
	ViewPoint Financial Group	400	6,224
*	Virginia Commerce Bancorp, Inc.	400	1,280
*	Virtus Investment Partners, Inc.	105	1,192
	W. R. Berkley Corp.	2,800	66,948
#	Waddell & Reed Financial, Inc.	900	20,169
	Washington Banking Co.	100	785
	Washington Federal, Inc.	800	10,384
	Washington Trust Bancorp, Inc.	100	1,825
#	Webster Financial Corp.	600	3,138
#	Wells Fargo & Co.	23,900	478,239
	Wesbanco, Inc.	500	9,945
	West Bancorporation	300	2,640
#	Westamerica Bancorporation	100	5,363
* #	Western Alliance Bancorp	700	4,557
	White Mountains Insurance Group, Ltd.	200	38,264
	Whitney Holding Corp.	700	8,372
	Wilmington Trust Corp.	500	7,255
	Wilshire Bancorp, Inc.	200	808
	Wintrust Financial Corp.	200	3,400
* #	World Acceptance Corp.	400	11,872
	Yadkin Valley Financial Corp.	200	1,640
	Zenith National Insurance Corp.	900	20,511
Total Financials			8,832,909

Health Care — (8.0%)
*	Abaxis, Inc.	400	6,048
	Abbott Laboratories	8,700	364,095
*	ABIOMED, Inc.	200	1,334
*	Accelrys, Inc.	251	1,130
* #	Accuray, Inc.	900	5,445
* #	Acorda Therapeutics, Inc.	600	11,898
	Aetna, Inc.	3,800	83,638
*	Affymax, Inc.	200	3,548
*	Affymetrix, Inc.	500	2,345

19

*	Air Methods Corp.	100	2,655
*	Alexion Pharmaceuticals, Inc.	600	20,052
*	Alexza Pharmaceuticals, Inc.	400	664
*	Align Technology, Inc.	600	7,446
*	Alkermes, Inc.	1,500	11,475
#	Allergan, Inc.	2,400	111,984
*	Alliance HealthCare Services, Inc.	400	3,148
*	Allion Healthcare, Inc.	400	2,228
*	Allos Therapeutics, Inc.	600	3,678
#	Allscripts-Misys Healthcare Solutions, Inc.	2,400	29,808
* #	Almost Family, Inc.	200	4,940
*	Alnylam Pharmaceuticals, Inc.	400	7,348
* #	AMAG Pharmaceuticals, Inc.	200	8,970
*	Amedisys, Inc.	300	10,062
*	America Services Group, Inc.	200	2,846
*	American Dental Partners, Inc.	200	1,389
*	American Medical Systems Holdings, Inc.	1,200	14,844
*	AMERIGROUP Corp.	900	26,883
* #	Amgen, Inc.	1,500	72,705
*	AMICAS, Inc.	600	1,296
*	AMN Healthcare Services, Inc.	400	2,756
*	Amsurg Corp.	407	8,360
*	Amylin Pharmaceuticals, Inc.	1,300	14,222
*	Anadys Pharmaceuticals, Inc.	800	1,992
#	Analogic Corp.	300	10,920
*	AngioDynamics, Inc.	400	5,068
*	Anika Therapeutics, Inc.	100	562
* #	Ardea Biosciences, Inc.	300	3,702
* #	Arena Pharmaceuticals, Inc.	1,700	4,777
*	Arqule, Inc.	300	1,335
* #	Array BioPharma, Inc.	500	1,465
* #	ArthroCare Corp.	200	1,610
*	Assisted Living Concepts, Inc.	170	3,371
*	Athenahealth, Inc.	400	12,720
*	AtriCure, Inc.	100	124
*	ATS Medical, Inc.	1,000	2,670
*	Auxilium Pharmaceuticals, Inc.	500	11,450
#	Bard (C.R.), Inc.	300	21,489
	Baxter International, Inc.	3,700	179,450
	Beckman Coulter, Inc.	400	21,024
#	Becton Dickinson & Co.	1,500	90,720
* #	Biogen Idec, Inc.	200	9,668
*	Bio-Imaging Technologies, Inc.	200	800
*	BioMarin Pharmaceutical, Inc.	900	11,574
*	BioMimetic Therapeutics, Inc.	200	1,722
*	Bio-Reference Laboratories, Inc.	100	2,567
*	BioSante Pharmaceuticals, Inc.	300	618
*	BioScrip, Inc.	600	1,908
*	BMP Sunstone Corp.	100	390
*	Boston Scientific Corp.	13,000	109,330
#	Bristol-Myers Squibb Co.	12,800	245,760
	Brookdale Senior Living, Inc.	2,200	22,682
*	Bruker BioSciences Corp.	900	5,922
* #	BSD Medical Corp.	100	241
* #	Cadence Pharmaceuticals, Inc.	400	4,048

20

*	Caliper Life Sciences, Inc.	800	1,152
*	Capital Senior Living Corp.	300	1,185
*	Caraco Pharmaceutical Laboratories, Ltd.	200	896
*	Cardiac Science Corp.	500	1,475
*	Catalyst Health Solutions, Inc.	700	15,785
* #	Celera Corp.	1,800	14,562
* #	Celgene Corp.	900	38,448
*	Celldex Therapeutics, Inc.	200	1,732
*	Centene Corp.	700	12,859
*	Cephalon, Inc.	500	32,805
* #	Cepheid, Inc.	400	3,880
* #	Cerner Corp.	400	21,520
* #	Charles River Laboratories International, Inc.	1,000	27,650
	Cigna Corp.	1,700	33,507
* #	Clinical Data, Inc.	200	2,562
*	Columbia Laboratories, Inc.	200	278
* #	Community Health Systems, Inc.	1,919	43,830
*	Conceptus, Inc.	200	2,708
*	CONMED Corp.	500	6,660
*	Continucare Corp.	1,400	2,772
#	Cooper Companies, Inc.	1,000	28,750
*	Corvel Corp.	100	2,250
*	Cougar Biotechnology, Inc.	200	6,984
* #	Covance, Inc.	800	31,424
*	CPEX Pharmaceuticals, Inc.	30	225
*	Cross Country Healthcare, Inc.	400	3,524
*	CryoLife, Inc.	200	1,086
* #	Cubist Pharmaceuticals, Inc.	1,000	16,600
*	Cutera, Inc.	200	1,256
* #	Cyberonics, Inc.	400	5,296
*	Cynosure, Inc. Class A	200	1,224
*	Cypress Bioscience, Inc.	800	5,760
*	Cytori Therapeutics, Inc.	300	537
*	DaVita, Inc.	500	23,185
* #	Dendreon Corp.	800	16,960
#	DENTSPLY International, Inc.	600	17,172
*	Dexcom, Inc.	400	1,792
*	Dionex Corp.	100	6,300
*	Durect Corp.	700	1,708
*	Dyax Corp.	800	1,568
* #	Eclipsys Corp.	700	9,240
*	Edwards Lifesciences Corp.	800	50,704
#	Eli Lilly & Co.	4,200	138,264
*	Emergency Medical Services Corp. Class A	200	6,968
* #	Emergent Biosolutions, Inc.	500	5,355
*	Emeritus Corp.	500	4,520
*	Endo Pharmaceuticals Holdings, Inc.	1,900	31,426
* ●	Endo Pharmaceuticals Solutions	300	297
	Ensign Group, Inc.	400	6,200
*	Enzo Biochem, Inc.	600	2,460
*	Enzon Pharmaceuticals, Inc.	400	2,300
*	eResearch Technology, Inc.	300	1,521
*	ev3, Inc.	2,300	19,228
*	Exactech, Inc.	100	1,325
*	Exelixis, Inc.	1,800	8,874

21

*	Facet Biotech Corp.	200	1,870
*	Five Star Quality Care, Inc.	400	676
*	Forest Laboratories, Inc.	900	19,521
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	2,200	770
*	Genomic Health, Inc.	200	4,500
*	Genoptix, Inc.	200	5,816
*	Gen-Probe, Inc.	200	9,632
*	Gentiva Health Services, Inc.	400	6,372
*	Genzyme Corp.	900	47,997
* #	Geron Corp.	1,800	9,252
* #	Gilead Sciences, Inc.	4,100	187,780
* #	Greatbatch, Inc.	300	6,312
* #	GTx, Inc.	400	3,932
*	Haemonetics Corp.	400	20,652
* #	Halozyme Therapeutics, Inc.	800	5,056
* #	Hanger Orthopedic Group, Inc.	500	6,955
*	Harvard Bioscience, Inc.	500	1,450
*	Health Management Associates, Inc.	2,400	11,208
*	Health Net, Inc.	1,600	23,104
*	HEALTHSOUTH Corp.	1,400	13,118
*	HealthSpring, Inc.	1,000	9,230
*	Healthways, Inc.	600	6,258
* #	Henry Schein, Inc.	600	24,624
#	Hill-Rom Holdings, Inc.	1,000	12,980
*	Hi-Tech Pharmacal Co., Inc.	200	1,510
*	HLTH Corp.	1,700	18,700
* #	HMS Holdings Corp.	300	8,994
*	Hologic, Inc.	3,969	58,979
*	Home Diagnostics, Inc.	300	1,782
*	Hospira, Inc.	500	16,435
*	Human Genome Sciences, Inc.	1,200	2,628
* #	Humana, Inc.	1,100	31,658
*	ICU Medical, Inc.	200	7,520
*	Idenix Pharmaceuticals, Inc.	600	2,220
*	Idera Pharmaceuticals, Inc.	200	1,202
* #	IDEXX Laboratories, Inc.	400	15,720
*	I-Flow Corp.	700	3,500
* #	Illumina, Inc.	800	29,880
*	Immucor, Inc.	400	6,516
*	ImmunoGen, Inc.	700	4,865
*	Incyte Corp.	1,700	4,012
*	Infinity Pharmaceuticals, Inc.	418	2,587
*	Inspire Pharmaceuticals, Inc.	600	2,694
*	Insulet Corp.	400	2,300
*	Integra LifeSciences Holdings Corp.	400	10,328
* #	InterMune, Inc.	700	9,478
*	Intuitive Surgical, Inc.	100	14,373
#	Invacare Corp.	800	12,312
* #	InVentiv Health, Inc.	700	7,763
* #	Inverness Medical Innovations, Inc.	1,000	32,290
*	IPC The Hospitalist Co.	300	5,499
*	IRIS International, Inc.	200	2,234
* #	Isis Pharmaceuticals, Inc.	900	14,112
*	ISTA Pharmaceuticals, Inc.	1,000	2,040
	Johnson & Johnson	20,975	1,098,251

22

* #	Kendle International, Inc.	100	890
*	Kensey Nash Corp.	100	2,094
* #	Kinetic Concepts, Inc.	800	19,808
*	King Pharmaceuticals, Inc.	2,200	17,336
* #	K-V Pharmaceutical Co. Class A	300	420
*	Lannet Co., Inc.	400	2,190
*	Lexicon Pharmaceuticals, Inc.	400	440
*	LHC Group, Inc.	200	4,564
*	Life Technologies Corp.	1,465	54,645
*	LifePoint Hospitals, Inc.	1,200	31,020
*	Ligand Pharmaceuticals, Inc. Class B	2,100	6,279
* #	Lincare Holdings, Inc.	800	19,304
*	Luminex Corp.	400	6,564
*	Magellan Health Services, Inc.	600	17,736
* #	Mannkind Corp.	1,400	5,726
* #	Masimo Corp.	400	11,560
*	Matrixx Initiatives, Inc.	200	3,424
* #	Maxygen, Inc.	700	4,095
	McKesson Corp.	600	22,200
* #	Medarex, Inc.	2,000	11,840
*	MedAssets, Inc.	900	15,516
*	MedCath Corp.	400	4,048
*	Medco Health Solutions, Inc.	1,600	69,680
*	Medical Action Industries, Inc.	300	2,910
*	Medical Staffing Network Holdings, Inc.	600	96
	Medicis Pharmaceutical Corp. Class A	900	14,463
*	Medivation, Inc.	200	3,866
*	Mednax, Inc.	400	14,360
*	MEDTOX Scientific, Inc.	300	2,433
	Medtronic, Inc.	2,600	83,200
#	Merck & Co., Inc.	10,800	261,792
#	Meridian Bioscience, Inc.	300	5,214
*	Merit Medical Systems, Inc.	400	6,204
*	Metabolix, Inc.	300	2,370
* #	Micromet, Inc.	400	1,368
*	MiddleBrook Pharmaceuticals, Inc.	500	705
* #	Millipore Corp.	400	23,640
* #	Molecular Insight Pharmaceuticals, Inc.	294	1,094
* #	Molina Healthcare, Inc.	500	10,825
*	Momenta Pharmaceuticals, Inc.	300	3,360
*	MWI Veterinary Supply, Inc.	100	3,108
*	Mylan, Inc.	1,100	14,575
*	Myriad Genetics, Inc.	800	31,032
*	Nabi Biopharmaceuticals	1,400	4,816
	National Healthcare Corp.	300	11,910
*	Natus Medical, Inc.	400	3,512
*	Nektar Therapeutics	1,600	8,960
* #	Neogen Corp.	300	6,801
*	Neurocrine Biosciences, Inc.	500	1,650
*	Nighthawk Radiology Holdings, Inc.	500	1,785
* #	NovaMed, Inc.	600	1,890
*	Noven Pharmaceuticals, Inc.	300	3,096
*	NPS Pharmaceuticals, Inc.	800	2,768
*	Nutraceutical International Corp.	200	1,644
*	NuVasive, Inc.	300	11,370

23

*	NxStage Medical, Inc.	800	1,792
*	Obagi Medical Products, Inc.	200	1,202
*	Odyssey Healthcare, Inc.	500	5,180
	Omnicare, Inc.	1,800	46,278
*	Omnicell, Inc.	600	5,280
* #	Onyx Pharmaceuticals, Inc.	900	23,310
* #	Optimer Pharmaceuticals, Inc.	300	4,191
*	OraSure Technologies, Inc.	1,200	4,344
*	Orexigen Therapeutics, Inc.	500	1,420
* #	OSI Pharmaceuticals, Inc.	600	20,142
* #	Osiris Therapeutics, Inc.	600	7,602
#	Owens & Minor, Inc.	600	20,808
*	Pain Therapeutics, Inc.	900	4,266
*	Palomar Medical Technologies, Inc.	400	3,444
*	Par Pharmaceutical Cos., Inc.	600	6,438
*	Parexel International Corp.	1,000	9,910
*	PDI, Inc.	200	642
#	PDL BioPharma, Inc.	900	6,435
	PerkinElmer, Inc.	3,000	43,710
#	Perrigo Co.	1,000	25,920
#	Pfizer, Inc.	45,700	610,552
	Pharmaceutical Products Development Service, Inc.	600	11,766
*	Pharmasset, Inc.	300	2,700
*	PharMerica Corp.	500	9,125
* #	Phase Forward, Inc.	700	9,982
*	Poniard Pharmaceuticals, Inc.	400	1,276
*	Pozen, Inc.	200	1,532
*	Progenics Pharmaceuticals, Inc.	500	2,740
*	Providence Service Corp.	100	982
*	PSS World Medical, Inc.	900	13,068
*	Psychiatric Solutions, Inc.	900	17,451
	Quest Diagnostics, Inc.	1,000	51,330
*	Questcor Pharmaceuticals, Inc.	500	2,250
* #	Quidel Corp.	200	2,328
*	RadNet, Inc.	700	1,078
*	Regeneration Technologies, Inc.	500	1,770
* #	Regeneron Pharmaceuticals, Inc.	1,000	13,260
*	RehabCare Group, Inc.	400	6,680
*	Repligen Corp.	800	3,400
* #	Repros Therapeutics, Inc.	300	2,067
*	Res-Care, Inc.	650	10,413
*	ResMed, Inc.	400	15,380
*	Rigel Pharmaceuticals, Inc.	700	4,648
*	Rochester Medical Corp.	200	2,112
*	Salix Pharmaceuticals, Ltd.	900	9,900
*	Sangamo BioSciences, Inc.	200	850
* #	Savient Pharmaceuticals, Inc.	400	2,112
	Schering-Plough Corp.	8,925	205,454
* #	Seattle Genetics, Inc.	900	8,307
*	Senomyx, Inc.	500	1,165
*	SenoRx, Inc.	300	1,095
*	Sepracor, Inc.	1,800	25,578
* #	Sequenom, Inc.	600	2,172
*	Sirona Dental Systems, Inc.	1,000	16,360
*	Skilled Healthcare Group, Inc.	500	4,365

24

*	Solta Medical, Inc.	500	643
*	Somanetics Corp.	100	1,621
*	SonoSite, Inc.	300	5,412
*	Spectranetics Corp.	200	780
*	St. Jude Medical, Inc.	700	23,464
* #	Stereotaxis, Inc.	300	1,002
	Steris Corp.	600	14,460
*	Sucampo Pharmaceuticals, Inc.	300	1,950
*	Sun Healthcare Group, Inc.	900	7,623
*	Sunrise Senior Living, Inc.	400	1,020
*	SuperGen, Inc.	700	1,407
* #	SurModics, Inc.	200	4,340
*	Symmetry Medical, Inc.	800	5,808
*	Synovis Life Technologies, Inc.	200	3,036
*	Synta Pharmaceuticals Corp.	700	2,275
*	Targacept, Inc.	272	976
#	Techne Corp.	200	11,444
*	Tenet Healthcare Corp.	2,600	5,850
* #	The Medicines Co.	800	7,984
*	Theragenics Corp.	600	744
* #	Theravance, Inc.	800	11,464
*	Thermo Fisher Scientific, Inc.	1,400	49,112
* #	Thoratec Corp.	500	14,530
*	Tomotherapy, Inc.	1,100	2,838
*	TranS1, Inc.	300	2,184
*	Triple-S Management Corp.	500	6,410
*	U.S. Physical Therapy, Inc.	200	2,336
* #	United Therapeutics Corp.	200	12,562
	UnitedHealth Group, Inc.	2,800	65,856
#	Universal Health Services, Inc.	600	30,240
*	Varian Medical Systems, Inc.	500	16,685
* #	Varian, Inc.	400	13,208
* #	VCA Antech, Inc.	900	22,518
* #	Vertex Pharmaceuticals, Inc.	1,000	30,820
*	Vical, Inc.	900	2,295
*	ViroPharma, Inc.	1,100	6,193
*	Vital Images, Inc.	200	2,026
*	Vivus, Inc.	1,100	4,411
*	VNUS Medical Technologies, Inc.	200	4,430
* #	Volcano Corp.	700	9,233
* #	Waters Corp.	200	8,834
*	Watson Pharmaceuticals, Inc.	700	21,658
*	WellPoint, Inc.	2,400	102,624
#	West Pharmaceutical Services, Inc.	500	16,325
* #	Wright Medical Group, Inc.	200	2,750
	Wyeth	7,300	309,520
*	XenoPort, Inc.	100	1,367
	Young Innovations, Inc.	200	3,100
*	Zimmer Holdings, Inc.	600	26,394
*	Zoll Medical Corp.	200	3,216
*	Zymogenetics, Inc.	510	1,785
Total Health Care			7,345,436

Industrials — (8.7%)
*	3D Systems Corp.	200	1,402

25

#	3M Co.	3,500	201,600
#	A.O. Smith Corp.	600	18,654
	AAON, Inc.	200	3,896
*	AAR Corp.	500	7,535
#	ABM Industries, Inc.	600	10,512
*	ACCO Brands Corp.	200	418
#	Aceto Corp.	400	2,860
	Actuant Corp.	500	6,130
#	Acuity Brands, Inc.	800	22,992
#	Administaff, Inc.	300	7,998
* #	Aecom Technology Corp.	1,300	33,449
* #	AeroVironment, Inc.	400	9,464
* #	AGCO Corp.	1,400	34,020
#	Aircastle, Ltd.	2,100	13,860
* #	AirTran Holdings, Inc.	1,600	11,120
	Alamo Group, Inc.	200	2,252
	Albany International Corp. Class A	400	3,712
* #	Allegiant Travel Co.	400	20,816
* #	Alliant Techsystems, Inc.	900	71,685
*	Altra Holdings, Inc.	300	1,641
*	Amerco, Inc.	300	9,735
	American Railcar Industries, Inc.	200	1,824
*	American Reprographics Co.	500	3,225
	American Science & Engineering, Inc.	100	6,026
*	American Superconductor Corp.	500	12,850
#	American Woodmark Corp.	200	4,140
#	Ameron International Corp.	100	5,917
#	Ametek, Inc.	600	19,326
	Ampco-Pittsburgh Corp.	100	2,436
* #	AMR Corp.	2,000	9,520
*	APAC Customer Services, Inc.	500	2,305
#	Apogee Enterprises, Inc.	900	12,060
#	Applied Industrial Technologies, Inc.	1,000	22,500
#	Applied Signal Technologies, Inc.	200	3,952
*	Argan, Inc.	200	2,662
* #	Argon ST, Inc.	300	6,117
#	Arkansas Best Corp.	200	4,616
*	Armstrong World Industries, Inc.	1,200	21,816
* #	Astec Industries, Inc.	400	12,328
*	Atlas Air Worldwide Holding, Inc.	100	2,655
	Avery Dennison Corp.	900	25,866
*	Avis Budget Group, Inc.	1,500	3,135
*	Axsys Technologies, Inc.	100	4,191
* #	AZZ, Inc.	100	3,093
#	B.F. Goodrich Co.	400	17,712
#	Badger Meter, Inc.	100	3,896
* #	Baker (Michael) Corp.	200	6,720
	Baldor Electric Co.	1,300	30,160
	Barnes Group, Inc.	1,050	14,868
	Barrett Business Services, Inc.	200	2,000
* #	BE Aerospace, Inc.	2,200	23,738
* #	Beacon Roofing Supply, Inc.	600	9,540
#	Belden, Inc.	600	9,672
*	Blount International, Inc.	400	2,560
*	BlueLinx Holdings, Inc.	600	1,878

26

#	Boeing Co.	1,700	68,085
	Bowne & Co., Inc.	404	2,064
#	Brady Co. Class A	950	20,017
#	Briggs & Stratton Corp.	1,600	23,808
*	BTU International, Inc.	200	748
#	Bucyrus International, Inc.	400	8,684
* #	Builders FirstSource, Inc.	300	993
	C&D Technologies, Inc.	400	876
#	C.H. Robinson Worldwide, Inc.	300	15,948
	Carlisle Companies, Inc.	1,300	29,575
	Cascade Corp.	300	7,251
*	Casella Waste Systems, Inc. Class A	400	824
#	Caterpillar, Inc.	4,700	167,226
* #	CBIZ, Inc.	600	4,716
	CDI Corp.	300	3,585
*	Celadon Group, Inc.	500	3,420
*	Cenveo, Inc.	600	2,832
* #	Ceradyne, Inc.	600	10,344
*	Chart Industries, Inc.	200	2,766
	Chase Corp.	200	1,910
#	Cintas Corp.	700	17,962
	CIRCOR International, Inc.	300	7,719
	CLAROC, Inc.	1,200	37,296
* #	Clean Harbors, Inc.	200	10,020
*	Coleman Cable, Inc.	200	498
*	Columbus McKinnon Corp.	500	6,480
	Comfort Systems USA, Inc.	400	4,316
*	Commercial Vehicle Group, Inc.	300	288
*	COMSYS IT Partners, Inc.	200	1,056
*	Consolidated Graphics, Inc.	300	5,826
* #	Continental Airlines, Inc.	1,800	18,936
#	Con-way, Inc.	400	9,912
#	Cooper Industries, Ltd.	1,000	32,790
* #	Copart, Inc.	600	18,834
*	Cornell Companies, Inc.	200	3,636
	Corporate Executive Board Co.	200	3,456
* #	Corrections Corp. of America	1,900	26,847
* #	CoStar Group, Inc.	200	7,410
* #	Covanta Holding Corp.	1,500	21,165
*	CRA International, Inc.	200	4,668
	Crane Co.	804	18,564
*	Crocs, Inc.	1,300	2,925
	Cubic Corp.	600	17,226
#	Cummins, Inc.	5,000	170,000
#	Curtiss-Wright Corp.	300	9,591
#	Danaher Corp.	700	40,908
	Deere & Co.	2,200	90,772
	Deluxe Corp.	300	4,350
	Diamond Management & Technology Consultants, Inc.	500	1,400
#	Donaldson Co., Inc.	2,000	65,980
	Dover Corp.	2,100	64,638
	Ducommun, Inc.	200	3,464
*	DXP Enterprises, Inc.	200	2,656
	Dynamic Materials Corp.	200	3,208
* #	DynCorp International, Inc. Class A	1,300	19,825

27

#	Eagle Bulk Shipping, Inc.	600	3,912
	Eaton Corp.	3,100	135,780
	Electro Rent Corp.	500	4,785
* #	EMCOR Group, Inc.	1,300	27,027
#	Emerson Electric Co.	4,200	142,968
#	Encore Wire Corp.	600	13,104
* #	Ener1, Inc.	1,000	5,890
* #	Energy Conversion Devices, Inc.	800	14,704
*	EnergySolutions, Inc.	1,100	10,670
*	EnerSys	1,000	17,050
*	ENGlobal Corp.	200	1,154
	Ennis, Inc.	500	4,500
* #	EnPro Industries, Inc.	100	1,596
	Equifax, Inc.	500	14,580
* #	ESCO Technologies, Inc.	500	20,790
*	Esterline Technologies Corp.	600	15,810
* #	Evergreen Solar, Inc.	1,500	3,645
*	Exide Technologies	900	4,887
*	Exponent, Inc.	100	2,790
#	Fastenal Co.	1,000	38,360
	Federal Signal Corp.	700	5,439
	FedEx Corp.	1,100	61,556
* #	First Solar, Inc.	600	112,374
*	Flanders Corp.	600	3,186
*	Flow International Corp.	100	182
	Flowserve Corp.	100	6,790
#	Fluor Corp.	400	15,148
	Forward Air Corp.	200	3,334
*	Foster Wheeler AG	700	15,071
	Franklin Electric Co., Inc.	300	7,107
	Freightcar America, Inc.	200	3,846
* #	FTI Consulting, Inc.	300	16,464
* #	Fuel Tech, Inc.	200	2,622
* #	FuelCell Energy, Inc.	600	1,908
*	Furmanite Corp.	400	1,584
*	Gardner Denver Machinery, Inc.	1,300	34,606
#	GATX Corp.	800	24,088
#	Genco Shipping & Trading, Ltd.	400	7,640
*	Gencor Industries, Inc.	300	2,502
	GenCorp, Inc.	900	2,160
* #	General Cable Corp.	900	24,426
	General Dynamics Corp.	2,000	103,340
	General Electric Co.	86,850	1,098,653
*	Genesee & Wyoming, Inc.	200	6,000
* #	GeoEye, Inc.	300	7,467
*	GeoPetro Resources Co.	100	63
*	Global Cash Access, Inc.	700	4,249
*	GP Strategies Corp.	300	1,200
#	Graco, Inc.	500	11,795
* #	Graftech International, Ltd.	1,500	13,185
	Granite Construction, Inc.	400	15,780
	Great Lakes Dredge & Dock Corp.	1,300	5,148
	Greenbrier Companies, Inc.	200	1,702
*	Griffon Corp.	1,490	12,918
	Hardinge, Inc.	200	960

28

#	Harsco Corp.	900	24,795
*	Hawaiian Holdings, Inc.	500	2,495
#	Healthcare Services Group, Inc.	400	7,152
#	Heartland Express, Inc.	1,100	16,445
#	HEICO Corp.	100	2,871
	HEICO Corp. Class A	200	4,990
#	Heidrick & Struggles International, Inc.	200	3,380
	Herman Miller, Inc.	700	10,409
* #	Hexcel Corp.	400	3,836
*	Hill International, Inc.	300	1,212
#	HNI Corp.	700	10,850
*	Hoku Scientific, Inc.	300	819
	Honeywell International, Inc.	2,700	84,267
	Horizon Lines, Inc. Class A	500	2,660
#	Houston Wire & Cable Co.	200	1,928
*	HQ Sustainable Maritime Industries, Inc.	200	1,866
*	Hub Group, Inc. Class A	200	4,600
	Hubbell, Inc. Class B	900	29,880
*	Hudson Highland Group, Inc.	200	328
* #	Huron Consulting Group, Inc.	200	9,590
*	ICF International, Inc.	300	8,253
#	IDEX Corp.	1,400	35,350
* #	IHS, Inc.	600	24,816
*	II-VI, Inc.	400	9,588
#	Illinois Tool Works, Inc.	2,800	91,840
#	Ingersoll-Rand Co., Ltd. Class A	2,400	52,248
*	InnerWorkings, Inc.	400	2,020
	Innovative Solutions & Support, Inc.	300	1,440
*	Insituform Technologies, Inc. Class A	600	9,198
	Insteel Industries, Inc.	200	1,490
*	Integrated Electrical Services, Inc.	200	1,922
*	InterDigital, Inc.	400	10,528
* #	Interline Brands, Inc.	600	7,776
*	Intersections, Inc.	200	658
#	ITT Industries, Inc.	1,100	45,111
#	J.B. Hunt Transport Services, Inc.	500	14,060
* #	Jacobs Engineering Group, Inc.	900	34,236
* #	JetBlue Airways Corp.	5,800	28,594
#	John Bean Technologies Corp.	408	4,496
	Joy Global, Inc.	500	12,750
	Kaman Corp. Class A	200	3,382
* #	Kansas City Southern	1,200	18,300
#	Kaydon Corp.	500	15,980
	KBR, Inc.	2,800	43,736
	Kelly Services, Inc. Class A	400	4,544
	Kennametal, Inc.	1,601	32,740
* #	Kforce, Inc.	600	6,546
#	Knight Transportation, Inc.	1,400	24,752
	Knoll, Inc.	700	4,956
* #	Korn/Ferry International	700	7,413
	L-3 Communications Holdings, Inc.	600	45,690
*	LaBarge, Inc.	200	1,650
*	Ladish Co., Inc.	300	2,271
#	Landstar System, Inc.	200	7,122
*	Layne Christensen Co.	300	6,498

29

*	Learning Tree International, Inc.	200	1,644
*	LECG Corp.	400	1,164
	Lennox International, Inc.	800	25,512
#	Lincoln Electric Holdings, Inc.	1,000	44,530
#	Lindsay Corp.	200	7,782
*	LMI Aerospace, Inc.	200	1,318
#	Lockheed Martin Corp.	2,100	164,913
	LSI Industries, Inc.	600	3,366
*	Lydall, Inc.	200	858
*	M&F Worldwide Corp.	400	6,380
*	Mac-Gray Corp.	200	1,380
*	Magnetek, Inc.	500	875
#	Manpower, Inc.	1,200	51,708
*	Marten Transport, Ltd.	200	4,148
	Masco Corp.	9,000	79,740
*	Mcdermott International, Inc.	1,200	19,368
#	McGrath Rentcorp	300	6,342
	Met-Pro Corp.	200	2,038
* #	Mettler Toledo International, Inc.	600	36,978
* #	Middleby Corp.	200	8,754
*	Miller Industries, Inc.	400	3,200
	Mine Safety Appliances Co.	500	12,325
*	Mobile Mini, Inc.	500	6,850
* #	Monster Worldwide, Inc.	1,200	16,560
*	Moog, Inc. Class A	800	21,424
#	MSC Industrial Direct Co., Inc. Class A	600	24,510
	Mueller Industries, Inc.	700	15,379
	Mueller Water Products, Inc.	700	2,933
	Multi-Color Corp.	200	2,374
	NACCO Industries, Inc. Class A	100	3,825
* #	Navigant Consulting, Inc.	600	8,826
* #	NCI Building Systems, Inc.	400	1,580
#	Nordson Corp.	600	21,768
*	North America Galvanizing & Coatings, Inc.	400	1,860
	Northrop Grumman Corp.	2,300	111,205
* #	Old Dominion Freight Line, Inc.	200	5,630
	Omega Flex, Inc.	93	1,438
*	On Assignment, Inc.	400	1,408
* #	Orbital Sciences Corp.	1,000	15,460
	Oshkosh Truck Corp. Class B	700	6,720
* #	Owens Corning, Inc.	4,500	80,550
*	P.A.M. Transportation Services, Inc.	100	532
#	Paccar, Inc.	1,200	42,528
	Pacer International, Inc.	200	848
	Pall Corp.	800	21,128
	Parker Hannifin Corp.	2,800	126,980
	Pentair, Inc.	1,700	45,288
*	Perini Corp.	1,100	19,030
*	PGT, Inc.	625	1,344
*	Pike Electric Corp.	700	7,266
#	Pitney Bowes, Inc.	1,600	39,264
*	Plug Power, Inc.	1,400	1,386
	Portec Rail Products, Inc.	200	1,600
*	Powell Industries, Inc.	100	3,599
*	Power-One, Inc.	400	484

30

#	Precision Castparts Corp.	400	29,944
*	Protection One, Inc.	300	921
* #	Quanta Services, Inc.	2,000	45,460
	R. R. Donnelley & Sons Co.	3,200	37,280
	Raven Industries, Inc.	100	2,390
#	Raytheon Co.	3,200	144,736
*	RBC Bearings, Inc.	300	5,550
#	Regal-Beloit Corp.	600	24,378
* #	Resources Connection, Inc.	500	9,775
#	Robbins & Myers, Inc.	800	15,160
#	Robert Half International, Inc.	600	14,412
	Rockwell Automation, Inc.	2,200	69,498
#	Rockwell Collins, Inc.	1,800	69,030
	Rollins, Inc.	700	12,600
#	Roper Industries, Inc.	900	41,031
*	RSC Holdings, Inc.	1,100	7,865
*	Rush Enterprises, Inc. Class A	600	7,896
	Ryder System, Inc.	700	19,383
	Schawk, Inc.	600	4,314
*	Shaw Group, Inc.	800	26,824
	Simpson Manufacturing Co., Inc.	800	17,808
	SkyWest, Inc.	400	4,816
*	SL Industries, Inc.	100	755
	Southwest Airlines Co.	4,200	29,316
*	Spirit AeroSystems Holdings, Inc. Class A	2,200	28,050
	SPX Corp.	800	36,936
*	Standard Parking Corp.	200	3,048
	Standard Register Co.	600	3,132
	Standex International Corp.	300	4,161
* #	Stanley, Inc.	200	5,156
	Steelcase, Inc. Class A	2,250	10,193
* #	Stericycle, Inc.	500	23,540
*	Sterling Construction Co., Inc.	200	3,754
#	Sun Hydraulics, Inc.	200	3,620
#	TAL International Group, Inc.	300	2,874
*	Taleo Corp. Class A	300	3,603
*	Taser International, Inc.	900	4,320
*	Team, Inc.	200	2,874
	Tecumseh Products Co. Class A	200	2,042
*	Teledyne Technologies, Inc.	600	19,158
	Teleflex, Inc.	900	38,682
* #	TeleTech Holdings, Inc.	700	9,289
	Tennant Co.	400	5,948
* #	Terex Corp.	2,300	31,740
* #	Tetra Tech, Inc.	900	22,104
#	Textron, Inc.	800	8,584
*	The Advisory Board Co.	100	1,864
	The Brink’s Co.	600	17,010
	The Dun & Bradstreet Corp.	300	24,420
* #	The GEO Group, Inc.	600	9,978
	The Gorman-Rupp Co.	200	4,260
#	The Manitowoc Co., Inc.	300	1,785
*	Thomas & Betts Corp.	1,200	37,344
	Timken Co.	2,500	40,200
*	Titan Machinery, Inc.	400	4,052

31

#	Toro Co.	700	21,266
*	TransDigm Group, Inc.	700	24,598
*	Trex Co., Inc.	400	4,380
#	Trinity Industries, Inc.	700	10,227
	Triumph Group, Inc.	400	16,532
*	TrueBlue, Inc.	500	4,855
	Twin Disc, Inc.	200	1,364
* #	UAL Corp.	1,600	7,872
*	Ultralife Corp.	200	1,430
#	United Parcel Service, Inc.	2,400	125,616
*	United Rentals, Inc.	1,200	7,272
*	United Stationers, Inc.	600	19,638
#	United Technologies Corp.	6,800	332,112
	Universal Forest Products, Inc.	500	16,780
	Universal Truckload Services, Inc.	100	1,232
*	URS Corp.	1,300	57,278
*	US Airways Group, Inc.	900	3,411
*	USA Truck, Inc.	200	2,812
* #	USG Corp.	2,200	32,692
* #	UTI Worldwide, Inc.	800	10,768
	Valmont Industries, Inc.	400	25,512
	Viad Corp.	300	5,724
	Vicor Corp.	200	1,074
*	Volt Information Sciences, Inc.	200	1,436
#	W.W. Grainger, Inc.	200	16,776
#	Wabtec Corp.	700	26,698
* #	Waste Connections, Inc.	600	15,468
*	Waste Services, Inc.	900	4,860
	Watsco, Inc. Class A	300	12,885
	Watson Wyatt Worldwide, Inc.	500	26,525
	Watts Water Technologies, Inc.	300	6,678
#	Werner Enterprises, Inc.	1,100	17,985
*	WESCO International, Inc.	900	23,400
	Woodward Governor Co.	1,000	19,960
Total Industrials			8,014,050

Information Technology — (10.9%)
*	3Com Corp.	9,900	40,095
*	3PAR, Inc.	400	3,064
* #	Acacia Research	600	2,598
*	Accenture, Ltd. Class A	2,900	85,347
* #	ACI Worldwide, Inc.	400	6,908
*	Acme Packet, Inc.	1,300	10,023
* #	Actel Corp.	200	2,474
*	ActivIdentity Corp.	1,000	2,150
* #	Activision Blizzard, Inc.	4,300	46,311
*	Actuate Corp.	700	2,590
	Acxiom Corp.	900	8,685
*	Adaptec, Inc.	3,000	8,580
* #	ADC Telecommunications, Inc.	1,600	11,776
*	Adobe Systems, Inc.	2,350	64,273
	Adtran, Inc.	1,300	27,495
*	Advanced Analogic Technologies, Inc.	500	2,400
*	Advanced Energy Industries, Inc.	500	4,215
* #	Advanced Micro Devices, Inc.	10,600	38,266

32

*	Advent Software, Inc.	200	6,648
* #	Agilent Technologies, Inc.	3,400	62,084
*	Airvana, Inc.	900	5,121
* #	Akamai Technologies, Inc.	500	11,010
* #	Alliance Data Systems Corp.	200	8,374
#	Altera Corp.	1,400	22,834
*	Amdocs, Ltd.	2,100	43,953
*	American Commercial Lines, Inc.	200	996
	American Software, Inc. Class A	400	2,220
* #	Amkor Technology, Inc.	1,800	7,758
#	Amphenol Corp.	900	30,456
*	Amtech Systems, Inc.	200	838
*	Anadigics, Inc.	1,300	3,926
#	Analog Devices, Inc.	1,600	34,048
*	Anaren, Inc.	300	3,903
* #	Anixter International, Inc.	800	31,824
* #	Ansys, Inc.	400	11,048
* #	Apple, Inc.	3,300	415,239
	Applied Materials, Inc.	10,800	131,868
*	Applied Micro Circuits Corp.	1,600	8,720
*	ArcSight, Inc.	200	3,020
* #	Ariba, Inc.	800	7,688
* #	Arris Group, Inc.	2,200	23,474
*	Arrow Electronics, Inc.	1,900	43,206
*	Art Technology Group, Inc.	700	2,198
*	Aruba Networks, Inc.	1,400	6,566
* #	Atheros Communications	1,000	17,220
	Atlantic Tele-Network, Inc.	400	8,832
* #	Atmel Corp.	5,500	21,120
*	ATMI, Inc.	300	4,737
#	Automatic Data Processing, Inc.	1,100	38,720
*	Avid Technology, Inc.	950	10,517
*	Avnet, Inc.	2,200	48,158
*	Avocent Corp.	1,100	15,884
	AVX Corp.	4,000	40,040
*	Aware, Inc.	500	1,175
* #	Bankrate, Inc.	300	7,500
	Bel Fuse, Inc. Class B	200	3,236
*	Benchmark Electronics, Inc.	1,500	18,195
*	BigBand Networks, Inc.	1,000	5,860
	Black Box Corp.	200	5,474
#	Blackbaud, Inc.	300	4,566
* #	Blackboard, Inc.	200	6,806
*	Blue Coat Systems, Inc.	600	7,956
* #	BMC Software, Inc.	500	17,335
*	Bottomline Technologies, Inc.	300	2,355
*	Brightpoint, Inc.	1,200	6,252
#	Broadridge Financial Solutions, Inc.	700	13,545
* #	Brocade Communications Systems, Inc.	5,500	31,790
*	Brooks Automation, Inc.	600	3,732
#	CA, Inc.	500	8,625
*	Cabot Microelectronics Corp.	200	5,762
*	CACI International, Inc. Class A	400	15,820
*	Callidus Software, Inc.	400	1,292
*	Cascade Microtech, Inc.	300	990

33

* #	Cavium Networks, Inc.	200	2,516
*	CEVA, Inc.	300	2,475
*	Checkpoint Systems, Inc.	1,000	12,150
*	Chordiant Software, Inc.	600	1,920
* #	Ciena Corp.	1,400	16,730
*	Cirrus Logic, Inc.	300	1,395
* #	Cisco Sytems, Inc.	37,010	715,033
*	Cogent, Inc.	1,500	17,010
	Cognex Corp.	1,000	14,070
*	Coherent, Inc.	600	11,400
	Cohu, Inc.	200	1,952
* #	CommScope, Inc.	1,500	37,650
	Communications Systems, Inc.	100	836
* #	CommVault Systems, Inc.	300	3,735
*	Comtech Telecommunications Corp.	400	13,388
*	Comverge, Inc.	500	3,835
* #	Concur Technologies, Inc.	600	16,242
*	Constant Contact, Inc.	200	3,186
*	Convergys Corp.	1,800	18,198
#	Corning, Inc.	9,000	131,580
*	CPI International, Inc.	300	3,285
*	Cray, Inc.	500	2,100
* #	Cree, Inc.	1,300	35,607
*	CSG Systems International, Inc.	200	2,900
* #	CyberSource Corp.	900	13,149
*	Cymer, Inc.	400	11,364
*	Cypress Semiconductor Corp.	3,800	30,134
#	Daktronics, Inc.	600	5,424
* #	Data Domain, Inc.	600	9,948
*	DDi Corp.	400	1,360
*	DealerTrack Holdings, Inc.	600	9,108
*	Dell, Inc.	14,100	163,842
*	Deltek, Inc.	600	2,472
*	Digi International, Inc.	500	3,635
*	Digimarc Corp.	88	876
* #	Digital River, Inc.	400	15,368
* #	Diodes, Inc.	600	8,928
*	DivX, Inc.	600	3,078
*	Dolby Laboratories, Inc.	200	8,026
*	Double-Take Software, Inc.	300	2,436
*	DSP Group, Inc.	200	1,258
* #	DST Systems, Inc.	300	10,851
* #	DTS, Inc.	300	7,995
*	Dycom Industries, Inc.	1,000	8,420
*	Dynamics Research Corp.	300	2,475
* #	EarthLink, Inc.	1,300	9,854
* #	eBay, Inc.	4,800	79,056
* #	Echelon Corp.	700	5,572
*	Echostar Holding Corp.	700	11,074
*	Electronics for Imaging, Inc.	1,200	11,784
*	EMC Corp.	13,000	162,890
*	EMS Technologies, Inc.	300	5,715
*	Emulex Corp.	1,300	13,611
*	Entegris, Inc.	900	1,332
* #	EPIQ Systems, Inc.	400	6,188

34

*	ePlus, Inc.	200	2,398
* #	Equinix, Inc.	400	28,092
*	Euronet Worldwide, Inc.	700	11,326
* #	F5 Networks, Inc.	1,000	27,270
	FactSet Research Systems, Inc.	100	5,359
	Fair Isaac Corp.	500	8,410
*	Fairchild Semiconductor Corp. Class A	2,700	16,632
*	FalconStor Software, Inc.	300	1,110
*	Faro Technologies, Inc.	400	6,064
*	FEI Co.	500	8,590
*	Fiserv, Inc.	800	29,856
*	FLIR Systems, Inc.	950	21,071
*	Forrester Research, Inc.	100	2,541
* #	Gartner Group, Inc.	800	10,808
*	Gerber Scientific, Inc.	400	1,580
	Gevity HR, Inc.	300	1,188
#	Global Payments, Inc.	200	6,412
*	Globecomm Systems, Inc.	300	2,040
*	Google, Inc.	200	79,194
*	GSI Technology, Inc.	600	1,854
*	Hackett Group, Inc.	800	1,800
* #	Harmonic, Inc.	1,500	10,995
	Harris Corp.	1,100	33,638
* #	Harris Stratex Networks, Inc. Class A	300	1,206
	Heartland Payment Systems, Inc.	200	1,608
* #	Hewitt Associates, Inc. Class A	300	9,408
	Hewlett-Packard Co.	15,400	554,092
*	Hittite Microwave Corp.	200	7,432
* #	Hughes Communications, Inc.	400	7,668
*	Hypercom Corp.	500	540
*	I.D. Systems, Inc.	300	1,179
* #	i2 Technologies, Inc.	200	1,784
*	iBasis, Inc.	1,600	1,680
	iGATE Corp.	600	2,274
*	Ikanos Communications, Inc.	353	519
	Imation Corp.	800	8,000
*	Immersion Corp.	300	1,251
* #	Infinera Corp.	1,400	11,816
*	infoGROUP, Inc.	800	3,240
* #	Informatica Corp.	500	7,950
	InfoSpace, Inc.	500	3,315
*	Ingram Micro, Inc.	2,400	34,848
*	Insight Enterprises, Inc.	400	2,288
	Integral Systems, Inc.	200	1,326
*	Integrated Device Technology, Inc.	3,300	17,919
*	Integrated Silicon Solution, Inc.	200	448
#	Intel Corp.	28,600	451,308
*	Interactive Intelligence, Inc.	100	1,100
*	Intermec, Inc.	1,000	12,080
*	Internap Network Services Corp.	800	2,224
#	International Business Machines Corp.	10,350	1,068,224
*	International Rectifier Corp.	1,100	18,568
*	Internet Brands, Inc.	900	5,517
*	Internet Capital Group, Inc.	300	1,629
	Intersil Corp.	800	9,280

35

*	Intevac, Inc.	300	2,067
*	iPCS, Inc.	200	2,904
*	IPG Photonics Corp.	600	6,702
* #	Iron Mountain, Inc.	1,000	28,490
*	Isilon Systems, Inc.	800	2,056
* #	Itron, Inc.	600	27,600
* #	Ixia	1,000	5,760
#	IXYS Corp.	800	7,632
*	j2 Global Communications, Inc.	300	7,197
	Jack Henry & Associates, Inc.	900	16,218
*	JDA Software Group, Inc.	600	8,466
*	JDS Uniphase Corp.	2,200	10,142
*	Juniper Networks, Inc.	2,800	60,620
	Keithley Instruments, Inc.	300	1,038
*	Kulicke & Soffa Industries, Inc.	1,000	4,000
*	KVH Industries, Inc.	300	1,650
* #	L-1 Identity Solutions, Inc.	2,100	15,372
* #	Lam Research Corp.	1,200	33,456
*	Lattice Semiconductor Corp.	900	1,566
*	Lawson Software, Inc.	1,700	9,163
	Lender Processing Services, Inc.	600	17,196
* #	Lexmark International, Inc.	1,300	25,506
*	Limelight Networks, Inc.	1,200	5,880
	Linear Technology Corp.	800	17,424
*	Littlefuse, Inc.	400	6,556
*	Loral Space & Communications, Inc.	400	9,340
*	LSI Corp.	7,850	30,144
*	LTX-Credence Corp.	700	343
*	Macrovision Solutions Corp.	1,600	32,352
* #	Manhattan Associates, Inc.	300	4,986
*	ManTech International Corp. Class A	300	10,857
	Marchex, Inc. Class B	700	3,164
*	Mastec, Inc.	600	7,506
*	Mattson Technology, Inc.	400	460
	Maxim Integrated Products, Inc.	2,800	37,940
#	Maximus, Inc.	300	12,099
*	Maxwell Technologies, Inc.	400	4,096
*	McAfee, Inc.	1,150	43,171
*	Measurement Specialties, Inc.	200	1,358
* #	MEMC Electronic Materials, Inc.	500	8,100
*	Mentor Graphics Corp.	1,600	10,752
*	Mercury Computer Systems, Inc.	300	2,436
*	Metavante Technologies, Inc.	1,800	42,462
	Methode Electronics, Inc.	1,100	6,622
	Micrel, Inc.	800	6,000
	Microchip Technology, Inc.	850	19,550
* #	Micron Technology, Inc.	12,124	59,165
* #	Micros Systems, Inc.	700	14,686
*	Microsemi Corp.	800	10,736
	Microsoft Corp.	42,100	852,946
*	Microtune, Inc.	1,000	2,090
*	MKS Instruments, Inc.	200	3,130
*	ModusLink Global Solutions, Inc.	300	1,110
	Molex, Inc. Class A	1,400	21,406
*	Monolithic Power Systems, Inc.	200	3,700

36

	Motorola, Inc.	26,300	145,439
*	MSC.Software Corp.	700	4,298
	MTS Systems Corp.	200	4,226
*	Multi-Fineline Electronix, Inc.	400	8,028
#	National Instruments Corp.	1,203	26,514
	National Semiconductor Corp.	1,100	13,607
* #	NCI, Inc.	100	2,436
*	NetApp, Inc.	2,700	49,410
*	NETGEAR, Inc.	800	12,808
* #	NetLogic Microsystems, Inc.	100	3,259
*	NetScout Systems, Inc.	700	6,293
* #	NetSuite, Inc.	500	6,995
*	Network Equipment Technologies, Inc.	600	2,358
* #	Neutral Tandem, Inc.	300	8,580
*	Novatel Wireless, Inc.	500	3,425
* #	Nuance Communications, Inc.	1,700	22,695
* #	Nvidia Corp.	1,700	19,516
* #	Omniture, Inc.	700	8,624
*	OmniVision Technologies, Inc.	800	7,608
*	ON Semiconductor Corp.	5,800	31,436
*	Online Resources Corp.	500	2,145
*	Oplink Communications, Inc.	600	6,624
*	OPNET Technologies, Inc.	400	3,440
*	OpNext, Inc.	800	2,024
* #	Orbcomm, Inc.	1,100	1,408
*	Orthovita, Inc.	1,200	3,528
*	OSI Systems, Inc.	300	5,625
*	OYO Geospace Corp.	200	3,180
* #	Palm, Inc.	2,800	29,372
*	PAR Technology Corp.	300	1,569
* #	Parametric Technology Corp.	1,000	11,150
	Park Electrochemical Corp.	400	8,240
* #	ParkerVision, Inc.	200	560
*	PC Connection, Inc.	200	990
	PC-Tel, Inc.	326	1,588
	Pegasystems, Inc.	300	5,241
*	Perceptron, Inc.	200	722
*	Perficient, Inc.	200	1,394
*	Pericom Semiconductor Corp.	500	4,455
*	Perot Systems Corp.	1,100	15,466
*	Phoenix Technologies, Ltd.	300	855
*	Physicians Formula Holdings, Inc.	200	490
	Plantronics, Inc.	1,200	15,288
* #	Plexus Corp.	500	11,075
* #	PMC-Sierra, Inc.	1,500	11,880
* #	Polycom, Inc.	2,000	37,280
	Power Integrations, Inc.	400	8,520
*	Presstek, Inc.	500	965
*	Progress Software Corp.	400	8,476
	QAD, Inc.	100	266
* #	QLogic Corp.	2,000	28,360
#	QUALCOMM, Inc.	8,400	355,488
	Quality Systems, Inc.	100	5,362
* #	Quest Software, Inc.	2,200	31,966
*	Rackable Systems, Inc.	200	912

37

*	Radiant Systems, Inc.	200	1,474
*	RadiSys Corp.	600	4,302
*	Rambus, Inc.	500	5,990
*	RealNetworks, Inc.	2,200	5,412
* #	Red Hat, Inc.	400	6,908
	Renaissance Learning, Inc.	200	1,920
*	RF Micro Devices, Inc.	3,800	8,018
	Richardson Electronics, Ltd.	500	1,790
*	RightNow Technologies, Inc.	200	1,510
*	Rimage Corp.	100	1,472
* #	Riverbed Technology, Inc.	1,000	18,320
* #	Rofin-Sinar Technologies, Inc.	200	4,262
*	Rudolph Technologies, Inc.	400	2,092
*	S1 Corp.	700	4,340
*	SAIC, Inc.	1,100	19,910
* #	Salesforce.com, Inc.	400	17,124
*	Sandisk Corp.	2,800	44,016
*	Sapient Corp.	1,100	5,643
* #	SAVVIS, Inc.	300	3,414
* #	ScanSource, Inc.	600	14,826
*	SeaChange International, Inc.	600	3,762
*	Semitool, Inc.	300	1,425
* #	Semtech Corp.	400	5,768
*	ShoreTel, Inc.	600	2,994
* #	Sigma Designs, Inc.	200	2,584
*	Silicon Image, Inc.	600	1,632
* #	Silicon Laboratories, Inc.	826	27,473
*	Silicon Storage Technology, Inc.	300	555
*	Smart Modular Technologies (WWH), Inc.	900	2,214
*	Smith Micro Software, Inc.	400	3,440
*	Solera Holdings, Inc.	1,200	27,384
*	SonicWALL, Inc.	900	4,887
*	Sonus Networks, Inc.	2,400	4,152
*	Sourcefire, Inc.	400	4,332
*	Spectrum Control, Inc.	300	2,121
*	SRA International, Inc.	600	9,234
*	SRS Labs, Inc.	400	2,272
*	Standard Microsystems Corp.	200	3,172
*	Starent Networks Corp.	900	17,757
	StarTek, Inc.	200	824
* #	STEC, Inc.	900	8,640
* #	Stratasys, Inc.	400	3,744
*	Sun Microsystems, Inc.	11,900	109,004
*	SunPower Corp.	256	6,492
* #	SunPower Corp. Class A	200	5,476
*	Switch and Data Facilities Co.	600	6,942
* #	Sybase, Inc.	800	27,168
*	Sycamore Networks, Inc.	5,800	17,110
*	Sykes Enterprises, Inc.	948	18,638
*	Symantec Corp.	6,600	113,850
*	Symmetricom, Inc.	600	2,988
* #	Synaptics, Inc.	300	9,744
*	Synchronoss Technologies, Inc.	300	3,984
* #	SYNNEX Corp.	500	10,765
* #	Synopsys, Inc.	1,000	21,780

38

	Syntel, Inc.	200	5,544
	Take-Two Interactive Software, Inc.	1,000	9,080
*	Tech Data Corp.	1,100	31,669
	Technitrol, Inc.	100	407
*	TechTeam Global, Inc.	300	1,557
*	Techwell, Inc.	200	1,474
*	Tekelec	1,100	17,050
* #	TeleCommunication Systems, Inc.	700	6,867
*	Tellabs, Inc.	8,800	46,112
*	Teradata Corp.	1,200	20,064
* #	Teradyne, Inc.	1,700	10,098
* #	Terremark Worldwide, Inc.	400	1,556
*	Tessera Technologies, Inc.	600	8,424
#	Texas Instruments, Inc.	5,700	102,942
*	The Knot, Inc.	350	3,175
	TheStreet.com, Inc.	700	1,491
* #	THQ, Inc.	600	2,052
*	TIBCO Software, Inc.	2,500	15,800
*	TNS, Inc.	400	6,740
	Total System Services, Inc.	700	8,729
* #	Trimble Navigation, Ltd.	1,600	34,304
*	Triquint Semiconductor, Inc.	2,300	8,809
* #	Tyler Technologies, Inc.	400	6,600
* #	Ultimate Software Group, Inc.	100	1,873
*	Ultratech, Inc.	200	2,704
*	Unica Corp.	300	1,437
	United Online, Inc.	1,300	6,890
*	Universal Display Corp.	500	5,645
*	UTStarcom, Inc.	800	936
* #	ValueClick, Inc.	1,100	11,660
*	Varian Semiconductor Equipment Associates, Inc.	200	5,118
*	Veeco Instruments, Inc.	200	1,448
* #	VeriFone Holdings, Inc.	1,400	10,514
* #	Viasat, Inc.	500	11,495
*	Video Display Corp.	37	120
*	Virage Logic Corp.	500	1,720
*	Virtusa Corp.	504	3,221
*	Vishay Intertechnology, Inc.	4,700	27,589
* #	VistaPrint, Ltd.	300	10,305
*	VMware, Inc. Class A	500	13,040
* #	Vocus, Inc.	100	1,700
*	Web.com Group, Inc.	400	1,664
*	Websense, Inc.	200	3,566
*	Western Digital Corp.	2,200	51,744
	Western Union Co.	1,200	20,100
*	Wind River Systems, Inc.	900	6,597
*	Wright Express Corp.	500	11,440
	Xerox Corp.	20,190	123,361
#	Xilinx, Inc.	1,900	38,836
*	X-Rite, Inc.	700	1,204
* #	Yahoo!, Inc.	4,400	62,876
* #	Zebra Technologies Corp. Class A	1,400	29,750
*	Zix Corp.	600	726
*	Zoran Corp.	400	3,576
*	Zygo Corp.	300	1,506
Total Information Technology			10,028,911

39

Materials — (3.3%)
	A.M. Castle & Co.	400	3,876
*	AEP Industries, Inc.	100	2,033
	Air Products & Chemicals, Inc.	1,300	85,670
	Airgas, Inc.	800	34,496
	AK Steel Holding Corp.	1,500	19,515
#	Albemarle Corp.	1,600	42,912
	Alcoa, Inc.	8,900	80,723
#	AMCOL International Corp.	300	5,814
*	American Pacific Corp.	200	1,418
#	American Vanguard Corp.	200	2,558
*	Amerigon, Inc.	100	565
	AptarGroup, Inc.	800	24,824
	Ashland, Inc.	965	21,191
	Balchem Corp.	156	3,883
	Ball Corp.	800	30,176
	Bemis Co., Inc.	2,100	50,484
*	Brush Engineered Materials, Inc.	400	6,768
*	Buckeye Technologies, Inc.	1,100	5,665
*	Bway Holding Co.	300	2,796
	Cabot Corp.	1,000	14,600
	Calgon Carbon Corp.	1,100	18,678
	Carpenter Technology Corp.	900	18,603
	Celanese Corp. Class A	900	18,756
* #	Century Aluminum Co.	200	808
	CF Industries Holdings, Inc.	200	14,410
#	Cliffs Natural Resources, Inc.	400	9,224
	Commercial Metals Co.	1,700	25,296
#	Compass Minerals International, Inc.	100	4,822
*	Crown Holdings, Inc.	1,300	28,665
#	Cytec Industries, Inc.	500	9,930
#	Deltic Timber Corp.	200	8,428
	Dow Chemical Co.	7,000	112,000
	du Pont (E.I.) de Nemours & Co.	6,400	178,560
	Eagle Materials, Inc.	1,100	30,580
	Eastman Chemical Co.	1,800	71,424
#	Ecolab, Inc.	1,600	61,680
	Ferro Corp.	600	1,662
* #	Flotek Industries, Inc.	200	414
	FMC Corp.	400	19,492
#	Freeport-McMoRan Copper & Gold, Inc. Class B	1,500	63,975
*	General Moly, Inc.	300	456
	Gibraltar Industries, Inc.	1,000	6,700
* #	Graphic Packaging Holding Co.	600	1,032
#	Greif, Inc. Class A	600	27,162
*	H&E Equipment Services, Inc.	800	6,024
	H.B. Fuller Co.	1,200	21,192
*	Haynes International, Inc.	300	6,774
* #	Headwaters, Inc.	500	1,260
*	Hecla Mining Co.	1,300	3,211
*	Horsehead Holding Corp.	600	4,284
*	ICO, Inc.	700	1,729
	Innospec, Inc.	500	3,930

40

#	International Flavors & Fragrances, Inc.	400	12,480
	International Paper Co.	8,300	105,078
*	ION Geophysical Corp.	1,100	2,750
	Kaiser Aluminum Corp.	100	2,954
	Kronos Worldwide, Inc.	600	4,482
*	Landec Corp.	300	2,028
	Louisiana-Pacific Corp.	2,600	10,582
*	LSB Industries, Inc.	300	3,594
#	Lubrizol Corp.	1,700	73,474
#	Martin Marietta Materials, Inc.	300	25,209
	MeadWestavco Corp.	4,700	73,602
* #	Metalico, Inc.	300	690
	Minerals Technologies, Inc.	400	14,876
	Myers Industries, Inc.	800	8,024
#	Nalco Holding Co.	1,300	21,216
	Neenah Paper, Inc.	300	1,503
#	NewMarket Corp.	200	12,600
	Newmont Mining Corp.	2,950	118,708
	NL Industries, Inc.	800	9,688
	NN, Inc.	200	262
*	Northwest Pipe Co.	100	3,793
	Nucor Corp.	1,400	56,966
#	Olin Corp.	1,400	17,640
	Olympic Steel, Inc.	300	5,502
*	OM Group, Inc.	700	19,502
* #	Owens-Illinois, Inc.	800	19,512
	P.H. Glatfelter Co.	900	7,992
	Packaging Corp. of America	1,400	22,218
*	Pactiv Corp.	2,400	52,464
	Penford Corp.	200	894
	PPG Industries, Inc.	3,100	136,555
	Praxair, Inc.	1,600	119,376
	Quaker Chemical Corp.	400	4,680
	Reliance Steel & Aluminum Co.	500	17,615
	Rock-Tenn Co. Class A	600	22,656
* #	Rockwood Holdings, Inc.	1,600	19,680
*	Rosetta Resources, Inc.	900	6,345
	Royal Gold, Inc.	700	25,312
#	RPM International, Inc.	800	11,056
#	Schnitzer Steel Industries, Inc. Class A	300	14,868
	Schweitzer-Maudoit International, Inc.	300	6,891
	Sealed Air Corp.	2,700	51,462
#	Sigma-Aldrich Corp.	300	13,152
	Silgan Holdings, Inc.	600	27,894
#	Sonoco Products Co.	600	14,646
	Southern Copper Corp.	3,000	55,710
	Spartech Corp.	1,000	3,930
#	Steel Dynamics, Inc.	400	4,980
#	Stepan Co.	100	3,957
* #	Stillwater Mining Co.	1,600	7,216
#	Temple-Inland, Inc.	2,100	25,074
	Terra Industries, Inc.	200	5,300
#	Texas Industries, Inc.	700	22,386
#	The Scotts Miracle-Gro Co. Class A	1,000	33,770
#	Titanium Metals Corp.	3,800	25,802

41

*	U.S. Concrete, Inc.	500	990
#	United States Steel Corp.	600	15,930
	Valhi, Inc.	900	9,576
	Valspar Corp.	3,400	81,600
	Vulcan Materials Co.	1,800	85,590
	Wausau Paper Corp.	800	6,984
	Weyerhaeuser Co.	5,500	193,930
#	Worthington Industries, Inc.	2,700	40,230
#	Zep, Inc.	200	2,706
Total Materials			3,049,260

Other — (0.0%)
*	Warner Chilcott, Ltd.	1,100	10,769

Telecommunication Services — (2.0%)
	Alaska Communications Systems Group, Inc.	600	3,618
* #	American Tower Corp.	2,450	77,812
	Arbinet-thexchange, Inc.	500	945
	AT&T, Inc.	800	20,496
* #	Cbeyond, Inc.	600	12,228
*	Centennial Communications Corp.	2,800	23,156
#	CenturyTel, Inc.	1,600	43,440
*	Cincinnati Bell, Inc.	5,900	16,461
*	Clear Channel Outdoor Holdings, Inc.	200	768
* #	Cogent Communications Group, Inc.	700	5,908
	Consolidated Communications Holdings, Inc.	600	6,750
* #	Crown Castle International Corp.	3,700	90,724
	D&E Communications, Inc.	600	3,360
	Embarq Corp.	1,000	36,560
	FairPoint Communications, Inc.	689	717
	Frontier Communications Corp.	5,000	35,550
*	General Communications, Inc. Class A	1,400	10,724
*	Global Crossing, Ltd.	1,400	10,164
	Hickory Tech Corp.	380	2,181
*	ICO Global Communications (Holdings), Ltd.	300	165
	Iowa Telecommunications Services, Inc.	900	11,862
*	Leap Wireless International, Inc.	1,800	64,926
*	MetroPCS Communications, Inc.	3,100	52,979
*	NeuStar, Inc.	600	11,406
* #	NII Holdings, Inc.	800	12,928
	NTELOS Holdings Corp.	300	4,794
* #	PAETEC Holding Corp.	3,400	10,438
* #	Premiere Global Services, Inc.	1,800	18,972
#	Qwest Communications International, Inc.	18,900	73,521
#	Regal Entertainment Group	3,200	41,792
* #	SBA Communications Corp.	1,300	32,760
	Shenandoah Telecommunications Co.	500	9,815
*	Sprint Nextel Corp.	29,500	128,620
	SureWest Communications	300	1,932
*	Syniverse Holdings, Inc.	1,800	22,680
	Telephone & Data Systems, Inc.	1,000	28,670
	Telephone & Data Systems, Inc. Special Shares	1,100	28,424
*	tw telecom, inc.	3,200	29,408
*	United States Cellular Corp.	1,000	34,000
	USA Mobility, Inc.	700	7,784

42

	Verizon Communications, Inc.	24,750	750,915
	Windstream Corp.	3,100	25,730
Total Telecommunication Services			1,806,083

Utilities — (2.8%)
	AGL Resources, Inc.	1,600	49,872
#	Allegheny Energy, Inc.	700	18,144
	ALLETE, Inc.	800	20,832
	Alliant Energy Corp.	1,000	22,360
#	Ameren Corp.	1,050	24,171
#	American Electric Power Co., Inc.	2,200	58,036
	American States Water Co.	400	13,812
#	Aqua America, Inc.	2,150	39,453
	Artesian Resources Corp. Class A	200	2,932
	Atmos Energy Corp.	1,500	37,065
	Avista Corp.	1,400	21,070
#	Black Hills Corp.	600	11,928
#	California Water Service Group	400	15,612
	CenterPoint Energy, Inc.	2,550	27,132
	Central Vermont Public Service Corp.	300	5,148
#	CH Energy Group, Inc.	100	4,444
	Chesapeake Utilities Corp.	100	2,929
#	Cleco Corp.	1,200	25,308
#	CMS Energy Corp.	4,200	50,484
	Connecticut Water Services, Inc.	200	4,148
#	Consolidated Edison, Inc.	2,100	77,973
#	Constellation Energy Group	800	19,264
#	Dominion Resources, Inc.	1,400	42,224
#	DPL, Inc.	800	17,944
#	DTE Energy Co.	1,500	44,355
#	Edison International	1,900	54,169
*	El Paso Electric Co.	900	12,420
	Empire District Electric Co.	600	8,982
#	Energen Corp.	900	32,508
	Entergy Corp.	600	38,862
	EQT Corp.	1,100	36,993
#	Exelon Corp.	1,600	73,808
#	FirstEnergy Corp.	1,600	65,440
	Florida Public Utilities Co.	200	2,450
#	FPL Group, Inc.	3,400	182,886
	Great Plains Energy, Inc.	1,300	18,811
#	Hawaiian Electric Industries, Inc.	1,000	15,540
#	IDACORP, Inc.	1,200	28,764
#	Integrys Energy Group, Inc.	400	10,564
#	ITC Holdings Corp.	700	30,471
	Laclede Group, Inc.	500	17,340
	MDU Resources Group, Inc.	900	15,813
	MGE Energy, Inc.	500	15,340
	Middlesex Water Co.	400	5,640
#	National Fuel Gas Co.	300	9,813
#	New Jersey Resources Corp.	1,100	36,212
#	Nicor, Inc.	900	28,926
#	NiSource, Inc.	1,500	16,485
	Northeast Utilities, Inc.	1,600	33,632
	Northwest Natural Gas Co.	600	24,540

43

	NorthWestern Corp.	700	14,644
* #	NRG Energy, Inc.	2,500	44,950
	NSTAR	1,600	50,256
#	NV Energy, Inc.	3,600	36,900
	OGE Energy Corp.	1,600	41,136
	Oneok, Inc.	400	10,468
#	Ormat Technologies, Inc.	900	31,680
	Otter Tail Corp.	800	17,744
#	Pepco Holdings, Inc.	1,600	19,120
#	PG&E Corp.	1,900	70,528
	Piedmont Natural Gas Co.	1,400	34,188
#	Pinnacle West Capital Corp.	1,100	30,118
#	PNM Resources, Inc.	1,000	8,520
	Portland General Electric Co.	1,900	34,713
	Progress Energy, Inc.	1,400	47,768
#	Public Service Enterprise Group, Inc.	4,600	137,264
	Questar Corp.	1,900	56,468
* #	Reliant Energy, Inc.	1,600	7,936
#	Sempra Energy	1,400	64,428
	SJW Corp.	300	7,560
	South Jersey Industries, Inc.	600	20,826
#	Southern Co.	4,400	127,072
	Southern Union Co.	2,100	33,411
#	Southwest Gas Corp.	900	18,189
	Southwest Water Co.	300	1,722
	TECO Energy, Inc.	1,700	18,003
	UGI Corp.	1,300	29,822
#	UIL Holdings Corp.	400	9,236
	Unisource Energy Corp.	700	18,424
#	WGL Holdings, Inc.	1,000	31,140
#	Wisconsin Energy Corp.	800	31,968
#	Xcel Energy, Inc.	1,000	18,440
	York Water Co.	100	1,323
Total Utilities			2,599,014

TOTAL COMMON STOCKS			61,708,628

RIGHTS/WARRANTS — (0.0%)
* ●	BioMimetic Therapeutics, Inc. Rights 06/15/09	200	—
*	Deltek, Inc. Rights	600	—
TOTAL RIGHTS/WARRANTS			—

TEMPORARY CASH INVESTMENTS — (4.9%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	4,546,593	4,546,593

44

SECURITIES LENDING COLLATERAL — (28.0%)
§ @	DFA Short Term Investment Fund LP	25,544,769	25,544,769

		Face Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $244,285 FNMA 6.500%, 03/01/36, valued at $157,029) to be repurchased at $152,456	$152	152,455
TOTAL SECURITIES LENDING COLLATERAL			25,697,224

TOTAL INVESTMENTS - (100.0%) (Cost $107,598,013)			$91,952,445

See accompanying Notes to Financial Statements.

45

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (4.7%)
COMMON STOCKS — (4.7%)
	ABB Grain, Ltd.	5,989	$37,991
	Adelaide Brighton, Ltd.	6,885	10,521
	AGL Energy, Ltd.	3,834	42,183
#	Alesco Corp., Ltd.	1,171	3,390
	Amcor, Ltd.	16,022	55,938
	AMP, Ltd.	7,018	26,418
	Ansell, Ltd.	1,106	6,722
#	APA Group	3,669	7,884
*	Aquila Resources, Ltd.	708	1,669
*	Arrow Energy, Ltd.	5,580	13,432
	Asciano Group	11,556	11,171
	ASX, Ltd.	332	7,870
*	Austar United Communications, Ltd.	12,000	6,780
	Australia & New Zealand Banking Group, Ltd.	9,008	103,882
	Australian Infrastructure Fund	1,784	1,955
	Australian Wealth Management, Ltd.	4,425	3,143
	Australian Worldwide Exploration, Ltd.	5,136	9,033
	AWB, Ltd.	4,732	4,574
	AXA Asia Pacific Holdings, Ltd.	8,121	22,988
#	Babcock & Brown Infrastructure Group	11,843	905
#	Babcock & Brown Wind Partners	6,801	6,204
#	Bank of Queensland, Ltd.	4,968	30,694
	Beach Petroleum, Ltd.	14,092	7,811
	Bendigo Bank, Ltd.	3,080	15,337
	BHP Billiton, Ltd. Sponsored ADR	6,000	288,840
#	BlueScope Steel, Ltd.	14,387	24,339
	Boart Longyear Group	5,607	484
#	Boral, Ltd.	16,993	50,465
	Bradken, Ltd.	1,159	2,672
	Brambles, Ltd.	6,693	28,722
	Brickworks, Ltd.	1,108	8,622
#	Caltex Australia, Ltd.	834	5,955
	Campbell Brothers, Ltd.	462	5,350
# *	Centamin Egypt, Ltd.	8,932	7,006
	Centennial Coal Co., Ltd.	4,405	5,769
*	Coal of Africa, Ltd.	2,428	2,454
#	Coca-Cola Amatil, Ltd.	2,860	18,986
	Cochlear, Ltd.	202	7,286
	Commonwealth Bank of Australia	2,691	68,758
	Computershare, Ltd.	1,340	8,883
	ConnectEast Group	28,615	8,298

1

	Crane Group, Ltd.	682	4,585
	Crown, Ltd.	5,061	25,200
	CSR, Ltd.	15,568	15,150
#	David Jones, Ltd.	16,970	37,209
	Downer EDI, Ltd.	8,836	32,313
	DUET Group	9,081	10,836
#	Fairfax Media, Ltd.	35,570	30,595
	Flight Centre, Ltd.	572	2,521
# *	Fortescue Metals Group, Ltd.	2,335	3,971
	Foster’s Group, Ltd.	12,095	46,247
	Goodman Fielder, Ltd.	39,422	32,839
	Gunns, Ltd.	3,962	3,157
	Harvey Norman Holdings, Ltd.	15,501	33,473
#	Healthscope, Ltd.	2,417	6,764
*	Iluka Resources, Ltd.	2,389	5,682
	Incitec Pivot, Ltd.	18,319	27,845
	Insurance Australia Group, Ltd.	14,994	37,787
	JB Hi-Fi, Ltd.	845	8,345
# *	Kagara, Ltd.	2,037	1,423
#	Leighton Holdings, Ltd.	408	6,221
	Lend Lease Corp., Ltd.	10,168	53,260
*	Lihir Gold, Ltd.	14,904	32,205
	Lion Nathan, Ltd.	3,041	25,893
	MacArthur Coal, Ltd.	950	2,914
	Macquarie Airports	22,151	29,197
	Macquarie Communications Infrastructure Group	5,646	9,212
#	Macquarie Group, Ltd.	2,693	65,149
	Metcash, Ltd.	14,734	44,500
# *	Minara Resources, Ltd.	1,630	680
*	Mount Gibson Iron, Ltd.	5,247	2,382
*	Murchison Metals, Ltd.	3,368	2,373
	National Australia Bank, Ltd.	6,013	89,926
	New Hope Corp., Ltd.	4,695	14,393
	Newcrest Mining, Ltd.	1,336	28,855
	Nufarm, Ltd.	3,577	34,344
	Oil Search, Ltd.	9,267	34,173
	OneSteel, Ltd.(6293729)	14,270	23,036
*	OneSteel, Ltd.(B3VDZZ8)	6,868	11,131
	Orica, Ltd.	1,823	22,206
	Origin Energy, Ltd.	5,303	62,699
	OZ Minerals, Ltd.	6,923	3,736
	Pacific Brands, Ltd.	6,700	3,393
*	PanAust, Ltd.	11,129	2,671
	Panoramic Resources, Ltd.	2,242	2,458
	Paperlinx, Ltd.	4,881	2,051
	Perpetual Trustees Australia, Ltd.	226	5,275
#	Primary Health Care, Ltd.	2,209	6,976
	Qantas Airways, Ltd.	7,636	11,016
#	QBE Insurance Group, Ltd.	1,882	29,763
#	Ramsay Health Care, Ltd.	3,413	22,918
	Rio Tinto, Ltd.	2,019	94,018
# *	Riversdale Mining, Ltd.	1,288	4,045

2

	Santos, Ltd.	1,363	16,065
#	Seven Network, Ltd.	1,067	4,875
	Sigma Pharmaceuticals, Ltd.	9,713	7,902
*	Silex System, Ltd.	1,574	5,498
#	Sims Metal Management, Ltd.	2,097	30,456
# *	Sino Gold Mining, Ltd.	2,334	9,211
	Sonic Healthcare, Ltd.	4,890	41,478
	SP Ausnet	37,683	27,347
#	Spark Infrastructure Group	21,748	16,294
	Straits Resources, Ltd.	4,268	4,747
	Tatts Group, Ltd.	11,097	22,252
	Telstra Corp., Ltd.	18,156	43,863
#	Ten Network Holdings, Ltd.	4,724	3,325
	Toll Holdings, Ltd.	3,336	14,275
	Tower Australia Group, Ltd.	3,754	5,596
	Transfield Services, Ltd.	13,204	23,832
#	Transurban Group	2,048	6,638
	United Group, Ltd.	1,415	9,843
# *	Virgin Blue Holdings, Ltd.	11,089	2,306
	Washington H. Soul Pattinson & Co., Ltd.	2,946	20,553
#	Wesfarmers, Ltd.	4,676	76,825
#	West Australian Newspapers Holdings, Ltd.	1,209	4,434
	Westpac Banking Corp.	3,170	44,195
	Westpac Banking Corp. Sponsored ADR	2,200	151,690
	Woodside Petroleum, Ltd.	1,681	46,217
	Woolworths, Ltd.	4,294	83,300
	WorleyParsons, Ltd.	2,595	34,229

TOTAL — AUSTRALIA			2,887,641

AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
	Andritz AG	195	6,629
*	BWIN Interactive Entertainment AG	192	6,060
#	Erste Group Bank AG	560	11,685
	EVN AG	325	4,935
*	Intercell AG	265	6,949
#	Mayr-Melnhof Karton AG	100	6,992
	Oesterreichische Elektrizitaetswirtschafts AG	256	10,512
	Oesterreichische Post AG	700	20,405
*	Schoeller-Bleckmann Oilfield Equipment AG	196	6,087
*	Strabag SE	1,331	30,782
	Telekom Austria AG	1,834	24,124
	Uniqa Versicherungen AG	385	7,499
# *	Vienna Insurance Group	289	11,267
	Wienerberger AG	1,384	16,287
	Zumtobel AG	366	3,264

TOTAL — AUSTRIA			173,477

3

BELGIUM — (0.5%)
COMMON STOCKS — (0.5%)
	Ackermans & van Haaren NV	653	38,124
*	Agfa Gevaert NV	1,144	2,558
#	Anheuser-Busch InBev NV	260	7,959
	Banque Nationale de Belgique	3	9,883
	Bekaert SA	20	1,856
	Belgacom SA	833	24,213
	Colruyt SA	39	8,865
	Compagnie d’Entreprises CFE	155	5,252
#	Dexia SA	2,517	12,208
	D’Ieteren SA NV	30	5,713
	Elia System Operator SA NV	717	26,186
#	Euronav SA	274	3,944
	KBC Groep NV	2,524	55,481
	Mobistar SA	202	12,088
	Omega Pharma SA	168	4,466
	Solvay SA	451	38,659
# *	Telenet Group Holding NV	466	9,018
	Tessenderlo Chemie NV	237	7,037
# *	UCB SA	773	21,039
#	Umicore	1,744	34,180
TOTAL COMMON STOCKS			328,729

RIGHTS/WARRANTS — (0.0%)
# *	Fortis Coupons	5,308	—

TOTAL — BELGIUM			328,729

CANADA — (5.4%)
COMMON STOCKS — (5.4%)
	Addax Petroleum Corp.	800	22,016
	AGF Management, Ltd. Class B	854	8,230
#	Alimentation Couche-Taro, Inc. Class B	3,400	37,183
	Astral Media, Inc. Class A	500	13,207
#	Bank of Montreal	1,500	49,652
	Bank of Nova Scotia	1,600	45,507
	Barrick Gold Corp.	2,800	81,069
	BCE, Inc.	1,300	27,791
	Biovail Corp.	800	8,749
*	Birchcliff Energy, Ltd.	1,100	5,503
	Bombardier, Inc. Class B	9,300	29,459
	CAE, Inc.	908	5,783
	Canada Bread Co., Ltd.	200	7,374
# *	Canadian Hydro Developers, Inc.	2,100	4,980
	Canadian Imperial Bank of Commerce	900	40,403
	Canadian National Resources, Ltd.	2,300	106,028
#	Canadian Tire Corp. Class A	900	38,088
	Canadian Utilities, Ltd. Class A	1,100	31,803
#	Canadian Western Bank	500	5,594
*	Canfor Corp.	1,300	5,589
	CCL Industries, Inc. Class B	400	7,713
*	Celestica, Inc.	1,800	10,830

4

*	Celtic Exploration, Ltd.	600	7,190
*	CGI Group, Inc.	4,800	42,558
*	CI Financial Corp.	2,000	26,314
	Cogeco Cable, Inc.	300	7,354
# *	Compton Petroleum Corp.	900	573
# *	Connacher Oil & Gas, Ltd.	3,200	3,164
	Corus Entertainment, Inc. Class B	700	9,327
*	Crew Gold Corp.	712	364
# *	Denison Mines Corp.	1,700	3,191
	Dorel Industries, Inc. Class B	400	7,626
*	Eastern Platinum, Ltd.	4,100	1,890
*	Eldorado Gold Corp.	4,100	32,572
	Emera, Inc.	500	8,280
	Empire Co., Ltd. Class A	300	12,530
	Enbridge, Inc.	1,628	50,274
	EnCana Corp.	3,556	162,975
	Ensign Energy Services, Inc.	3,200	36,872
*	Equinox Minerals, Ltd.	17,303	30,160
*	Euro Goldfields, Ltd.	1,700	3,604
*	Fairborne Energy, Ltd.	900	3,545
	Finning International, Inc.	2,600	30,983
	First Quantum Minerals, Ltd.	600	23,205
# *	FNX Mining Co., Inc.	600	2,655
	Fortis, Inc.	2,600	48,261
*	Franco-Nevada Corp.	1,200	25,533
*	Fronteer Development Group, Inc.	1,300	3,105
*	Galleon Energy, Inc. Class A	1,400	5,561
	Gerdau Ameristeel Corp.	1,400	7,368
	Goldcorp, Inc.	4,980	136,133
# *	Golden Star Resources, Ltd.	2,800	3,707
*	Great Canadian Gaming Corp.	900	2,843
	Groupe Aeroplan, Inc.	2,600	16,450
*	High River Gold Mines, Ltd.	3,300	359
*	Highpine Oil & Gas, Ltd.	900	4,118
	Home Capital Group, Inc.	300	6,921
*	HudBay Minerals, Inc.	6,400	42,960
	Husky Energy, Inc.	1,200	29,072
	IAMGOLD Corp.	8,900	70,928
	IGM Financial, Inc.	700	20,866
	Imperial Oil, Ltd.	800	28,593
	Industrial Alliance Insurance & Financial Services, Inc.	1,000	20,045
	ING Canada, Inc.	1,500	43,443
	Inmet Mining Corp.	1,200	41,582
	Jean Coutu Group PJC, Inc. Class A	1,000	7,651
	Kingsway Financial Services, Inc.	800	1,830
	Kinross Gold Corp.	349	5,378
	Laurentian Bank of Canada	300	7,240
	Loblaw Companies, Ltd.	600	16,165
*	Lundin Mining Corp.	2,100	3,819
*	MacDonald Dettweiler & Associates, Ltd.	1,700	44,163
	Manitoba Telecom Services, Inc.	300	8,422
	Maple Leaf Foods, Inc.	300	2,117

5

*	MDS, Inc.	800	4,626
	Metro, Inc. Class A	1,400	43,409
	National Bank of Canada	500	18,290
	Nexen, Inc.	4,327	82,384
	Niko Resources, Ltd.	600	30,365
*	Northgate Minerals Corp.	3,300	4,701
	Nova Chemicals Corp.	800	4,626
*	Oilexco, Inc.	7,800	686
*	Open Text Corp.	400	13,174
# *	OPTI Canada, Inc.	1,800	2,911
*	Osisko Mining Corp.	5,600	26,280
*	Pan Amer Silver Corp.	1,500	24,713
	Pason Systems, Inc.	700	5,954
# *	Petrobank Energy & Resources, Ltd.	1,400	30,093
	Petro-Canada	4,900	154,642
	Potash Corp. of Saskatchewan, Inc.	700	60,127
#	Progress Energy Resources Corp.	500	3,729
*	Quadra Mining, Ltd.	500	2,770
	Quebecor, Inc. Class B	400	5,162
	Reitmans Canada, Ltd.	700	7,127
*	Research In Motion, Ltd.	100	6,908
	Ritchie Brothers Auctioneers, Inc.	600	13,239
*	RONA, Inc.	800	8,856
#	Royal Bank of Canada	4,927	174,652
	Russel Metals, Inc.	900	9,473
	Savanna Energy Services Corp.	700	3,432
	Shaw Communictions, Inc. Class B	600	9,302
	ShawCor, Ltd.	400	7,307
#	Sherritt International Corp.	2,300	9,888
*	Shore Gold, Inc.	2,500	901
*	Silver Standard Resources, Inc.	300	5,031
*	Silver Wheaton Corp.	1,400	10,735
#	Silvercorp Metals, Inc.	1,200	2,786
*	Sino-Forest Corp.	4,400	38,495
*	Stantec, Inc.	400	8,759
	Sun Life Financial, Inc.	2,900	67,804
	Suncor Energy, Inc.	1,803	45,373
	Talisman Energy, Inc.	11,200	140,317
	Teck Resources, Ltd. Class B	3,200	33,601
	Telus Corp.	300	7,328
#	The Thomson Corp.	303	8,506
# *	Thompson Creek Metals Company, Inc.	4,800	32,180
	Tim Hortons, Inc.	1,300	31,593
# *	Timminco, Ltd.	600	880
	Toromont Industries, Ltd.	400	8,226
#	Toronto Dominion Bank	3,700	146,040
	Torstar Corp. Class B	1,400	5,890
	Transalta Corp.	3,200	55,081
	Transcontinental, Inc. Class A	600	3,570
#	Trican Well Service, Ltd.	800	6,161
# *	TriStar Oil and Gas, Ltd.	2,600	23,422
# *	Uranium One, Inc.	4,000	11,062

6

# *	Viterra, Inc.	6,100	44,473
	West Fraser Timber Co., Ltd.	300	6,775
	Yamana Gold, Inc.	7,300	57,260
TOTAL COMMON STOCKS			3,325,465

RIGHTS/WARRANTS — (0.0%)
*	Kinross Gold Corp. Warrants 09/03/13	83	291

TOTAL — CANADA			3,325,756

DENMARK — (0.6%)
COMMON STOCKS — (0.6%)
#	Alk-Abello A.S.	90	5,408
#	Coloplast A.S.	150	10,240
#	D/S Norden A.S.	100	3,363
	Dampskibsselskabet Torm A.S. ADR	400	3,744
	Danisco A.S.	857	28,067
*	Danske Bank A.S.	2,885	31,643
#	DSV A.S.	700	7,905
*	Genmab A.S.	400	15,416
*	GN Store Nord A.S.	7,896	25,217
*	Greentech Energy Systems A.S.	600	2,038
	Jeudan A.S.	90	6,943
*	Jyske Bank A.S.	1,250	32,021
# *	NKT Holding A.S.	250	6,808
	Novo-Nordisk A.S. Series B	100	4,758
	Novo-Nordisk A.S. Sponsored ADR	1,600	76,016
	Novozymes A.S. Series B	436	29,397
#	Rockwool International A.S.	90	6,948
	SimCorp A.S.	50	6,504
	Spar Nord Bank A.S.	600	5,190
*	Sydbank A.S.	620	10,416
#	Trygvesta A.S.	149	8,155
*	Vestas Wind Systems A.S.	315	20,447

TOTAL — DENMARK			346,644

FINLAND — (1.4%)
COMMON STOCKS — (1.4%)
	Ahlstrom Oyj	250	2,366
	Alma Media Oyj	1,118	7,489
	Cargotec Oyj Series B	286	3,704
*	Finnair Oyj	1,214	7,084
	Fiskars Oyj Abp Series A	175	1,848
	Fortum Oyj	3,290	66,360
	Huhtamaki Oyj	632	6,081
	KCI Konecranes Oyj	433	8,798
#	Kemira Oyj	1,394	11,595
#	Kesko Oyj	1,170	30,423
	Kone Oyj Series B	766	20,924
	Lassila & Tikanoja Oyj	682	10,503

7

	Metso Corp. Oyj	3,140	48,084
#	Neste Oil Oyj	3,500	45,274
	Nokia Oyj	1,588	22,555
	Nokia Oyj Sponsored ADR	13,629	192,714
	Nokian Renkaat Oyj	253	3,995
	Orion Oyj Series A	463	6,762
	Orion Oyj Series B	482	6,980
	Outokumpu Oyj Series A	824	12,276
	Outotec Oyj	108	2,290
	Pohjola Bank P.L.C.(5665233)	687	5,085
*	Pohjola Bank P.L.C.(B3QBVY8)	392	2,956
	Poyry Oyj	706	8,773
*	Ramirent Oyj	548	2,652
*	Ruukki Group Oyj	1,697	3,631
	Sampo Oyj	5,291	98,702
	Sanoma Oyj	1,130	14,887
	Stockmann Oyj Abp Series B	275	5,158
*	Stora Enso Oyj Series R	10,857	61,970
	Tieto Oyj	806	10,355
	UPM-Kymmene Oyj	8,399	75,162
#	Wartsila Corp. Oyj Series B	2,136	70,424
#	YIT Oyj	373	3,565

TOTAL — FINLAND			881,425

FRANCE — (7.3%)
COMMON STOCKS — (7.2%)
	Accor SA	1,206	51,028
	Aeroports de Paris	558	32,128
	Air France-KLM	2,858	31,732
	Air Liquide SA	1,045	85,030
*	Alcatel-Lucent SA	28,475	72,002
	Alstom SA	687	42,826
*	Altran Technologies SA	1,385	4,650
#	April Group SA	128	3,810
	Arkema	452	10,426
	Atos Origin SA	1,623	50,035
# *	AXA SA Sponsored ADR	5,800	99,644
	bioMerieux	95	7,116
	BNP Paribas SA	3,123	164,407
	Bongrain SA	97	4,758
#	Bourbon SA	310	11,602
#	Bouygues SA	1,358	57,932
*	Bureau Veritas SA	617	25,110
# *	Capgemini SA	1,725	64,481
	Carbone Lorraine SA	173	4,502
# *	Carrefour SA	2,782	112,802
	Christian Dior SA	599	40,138
	Cie Generale D’Optique Essilor Intenational SA	1,550	66,781
#	Ciments Francais SA	106	9,601
#	CNP Assurances	345	27,202
	Compagnie de Saint-Gobain	3,220	115,518

8

*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	2,800	40,376
	Compagnie Generale des Establissements Michelin Series B	1,266	64,804
	Credit Agricole SA	8,029	117,396
#	DANONE SA	1,497	71,207
	Dassault Systemes SA ADR	500	20,565
	Derichebourg	1,159	2,708
	EDF Energies Nouvelles SA	145	5,134
	Electricite de France	673	31,174
	Eramet SA	14	3,006
	Establissements Maurel et Prom	579	8,496
	Euler Hermes SA	87	4,245
#	European Aeronautic Defence & Space Co.	1,656	23,902
	Eutelsat Communications	1,645	35,620
#	Fimalac SA	138	6,543
	France Telecom SA Sponsored ADR	5,900	130,154
#	GDF Suez	3,522	126,490
*	Gemalto NV	1,658	52,206
# *	Groupe Eurotunnel SA	2,120	10,915
	Groupe Steria SCA	808	15,407
	Guyenne et Gascogne SA	72	6,258
	Havas SA	2,322	7,275
	Iliad SA	292	30,670
	Imerys SA	594	24,581
	Ipsen SA	95	3,890
	Ipsos SA	347	7,875
#	JC Decaux SA	773	10,993
#	Lafarge SA	1,801	101,628
#	Lagardere SCA	2,391	75,061
	Legrand SA	2,260	45,368
#	L’Oreal SA	1,137	81,340
	LVMH Moet Hennessy Louis Vuitton SA	773	58,361
#	M6 Metropole Television	468	8,747
	Manitou BF SA	331	3,654
	Natixis	19,483	44,112
	Neopost SA	99	8,383
*	Nexans SA	676	31,319
	Nexity	235	7,580
# *	Orco Property Group	110	1,061
# *	Orpea	167	6,829
#	PagesJaunes SA	529	5,746
#	Pernod-Ricard SA	1,455	85,943
	Peugeot SA	2,448	56,531
	Pierre & Vacances	107	6,863
	PPR SA	910	69,718
	Publicis Groupe	518	15,833
	Rallye SA	68	1,382
#	Remy Cointreau SA	166	5,472
	Renault SA	925	29,660
	Rexel SA	4,160	34,529
	Rhodia SA	501	2,880
	Rubis SA	110	6,239

9

	Safran SA	2,541	30,327
	Sanofi - Aventis ADR	4,280	122,922
# *	Schneider Electric SA	2,145	163,231
	SCOR SE	3,042	63,844
#	SEB SA	180	6,067
	Sechilienne SA	154	5,298
	Societe BIC SA	218	11,703
	Societe Generale Paris	2,531	129,356
	Societe Television Francaise 1	2,666	24,967
	Sodexo	186	8,935
	Sperian Protection	50	2,518
	STMicroelectronics NV	7,387	48,684
	STMicroelectronics NV ADR	4,375	28,744
# *	Suez Environnement SA	1,367	20,838
#	Technip SA	1,197	51,423
	Teleperformance SA	1,201	34,613
	Thales SA	871	36,133
*	Theolia SA	382	1,396
	Total SA	1,218	60,944
	Total SA Sponsored ADR	5,325	264,759
*	UbiSoft Entertainment SA	1,168	22,819
	Valeo SA	289	5,955
	Vallourec SA	642	70,172
	Veolia Environnement SA	916	25,093
	Vinci SA	2,490	111,553
	Vivendi SA	8,011	215,408
	Wendel	356	13,055
#	Zodiac Aerospace	203	5,929
TOTAL COMMON STOCKS			4,438,076

RIGHTS/WARRANTS — (0.1%)
# *	Lafarge SA Rights 04/15/09	831	44,530

TOTAL — FRANCE			4,482,606

GERMANY — (4.9%)
COMMON STOCKS — (4.9%)
#	Aareal Bank AG	322	2,999
	Adidas-Salomon AG	789	29,810
	Aixtron AG	817	6,183
#	Allianz SE	1,837	169,238
	Allianz SE Sponsored ADR	10,000	90,600
# *	Arcandor AG	1,198	2,834
#	Aurubis AG	245	6,935
# *	BASF AG	2,320	87,766
#	Bauer AG	98	3,699
*	Bayer AG	1,088	53,995
#	Bayerische Motoren Werke AG	3,701	128,236
#	Bilfinger Berger AG	942	44,707
#	Commerzbank AG	2,899	19,386
#	Daimler AG	2,654	94,638

10

	Daimler AG Sponsored ADR	700	24,990
	Demag Cranes AG	197	4,130
#	Deutsche Bank AG	2,420	129,052
	Deutsche Bank AG ADR	810	42,468
	Deutsche Boerse AG	448	32,623
#	Deutsche Lufthansa AG	2,403	30,654
	Deutsche Post AG	3,149	36,332
#	Deutsche Postbank AG	282	5,859
	Deutsche Telekom AG	12,457	152,045
	Deutsche Telekom AG Sponsored ADR	6,800	73,984
# *	Deutsche Wohnen AG	315	5,877
	Deutz AG	1,039	4,378
#	Douglas Holding AG	193	7,919
#	E.ON AG	5,865	196,867
	Fielmann AG	130	7,960
	Fraport AG	1,100	44,338
*	Freenet AG	613	3,843
*	Fresenius SE(4352097)	503	20,794
*	Fresenius SE(4568946)	412	21,249
	GEA Group AG	2,838	36,764
#	Generali Deutschland Holding AG	138	11,395
	Gerresheimer AG	299	7,185
	GFK SE	415	9,865
	Gildemeister AG	720	7,001
*	Hamburger Hafen und Logistik AG	806	28,670
#	Hannover Rueckversicherung AG	599	19,354
	Heidelberger Druckmaschinen AG	399	2,871
	Heidelberger Zement AG	207	8,702
#	Henkel AG & Co. KGaA	473	11,694
#	Hochtief AG	1,112	53,301
# *	Infineon Technologies AG	2,507	6,516
# *	Infineon Technologies AG ADR	6,200	15,872
	K&S AG	821	49,389
	Kloeckner & Co. SE	264	3,411
	Kontron AG	640	7,023
	Krones AG	127	4,395
#	Kuka AG	336	4,818
	KWS Saat AG	54	6,775
#	Lanxess AG	532	11,358
	Leoni AG	189	2,713
	Linde AG	125	9,967
	MAN AG	1,113	68,269
#	Medion AG	557	4,293
	Metro AG	610	25,948
	MTU Aero Engines Holding AG	936	31,493
	Munchener Rueckversicherungs-Gesellschaft AG	929	128,360
	MVV Energie AG	114	4,714
# *	Nordex AG	320	5,523
	Pfleiderer AG	423	2,375
	Porsche Automobil Holding SE	901	64,904
# *	Premiere AG	1,980	4,784
# *	Puma AG Rudolf Dassler Sport	53	11,337

11

# *	Q-Cells SE	559	11,933
	Rheinmetall AG	288	12,205
	Rhoen-Klinikum AG	525	10,942
	RWE AG	742	53,450
	Salzgitter AG	757	53,408
	SAP AG	717	27,281
	SAP AG Sponsored ADR	2,060	78,465
# *	SGL Carbon SE	273	8,006
	Siemens AG	434	28,917
	Siemens AG Sponsored ADR	3,800	254,334
# *	Software AG	147	9,298
# *	Solarworld AG	599	16,600
	Stada Arzneimittel AG	555	10,224
	Suedzucker AG	979	18,897
*	Symrise AG	851	11,573
*	Tenaris SA ADR	1,300	32,526
#	ThyssenKrupp AG	1,363	29,142
*	Tognum AG	1,706	20,852
#	TUI AG	4,115	44,755
	United Internet AG	444	4,547
	Vossloh AG	35	3,594
	Wacker Chemie AG	130	13,201
	Wincor Nixdorf AG	165	8,259

TOTAL — GERMANY			3,019,836

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
	Agricultural Bank of Greece S.A.	2,272	3,905
*	Alapis Holdings Industrial & Commercial S.A.	4,899	4,944
*	Alpha Bank A.E.	1,803	17,562
	Bank of Greece	135	7,689
	Coca-Cola Hellenic Bottling Co. S.A.	2,274	36,366
	Coca-Cola Hellenic Bottling Co. S.A. ADR	500	8,000
	EFG Eurobank Ergasias S.A.	2,253	17,686
	EYDAP Athens Water Supply & Sewage Co. S.A.	1,035	8,328
	Fourlis Holdings S.A.	184	2,197
	Hellenic Exchanges S.A.	754	6,588
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,400	10,402
*	Marfin Investment Group S.A.	12,752	54,679
	Motor Oil (Hellas) Corinth Refineries S.A.	833	8,795
	Mytilineos Holdings S.A.	611	3,911
	National Bank of Greece S.A.	3,747	77,922
	National Bank of Greece S.A. ADR	4,590	18,681
	Piraeus Bank S.A.	1,300	11,920
	Titan Cement Co. S.A.	1,093	27,864
	TT Hellenic Postbank S.A.	692	4,165

TOTAL — GREECE			331,604

12

HONG KONG — (1.2%)
COMMON STOCKS — (1.2%)
	Allied Properties, Ltd.	48,000	5,543
*	Associated International Hotels, Ltd.	4,000	6,406
	BOC Hong Kong (Holdings), Ltd.	5,500	7,782
*	C C Land Holdings, Ltd.	20,000	6,561
	Cathay Pacific Airways, Ltd.	19,000	22,002
	Cheung Kong Holdings, Ltd.	3,000	31,215
	Dah Sing Financial Holdings, Ltd.	1,600	4,632
	Esprit Holdings, Ltd.	4,000	24,509
	First Pacific Co., Ltd.	14,000	6,284
	Great Eagle Holdings, Ltd.	4,058	5,602
	Hang Lung Group, Ltd.	6,000	21,974
	Hang Lung Properties, Ltd.	10,000	28,278
	Hang Seng Bank, Ltd.	1,900	21,071
	Henderson Land Development Co., Ltd.	4,000	18,632
	Hong Kong and Shanghai Hotels, Ltd.	6,500	4,914
	Hong Kong Electric Holdings, Ltd.	5,000	29,582
	Hutchison Whampoa, Ltd.	11,000	64,508
	Industrial & Commercial Bank of China (Asia), Ltd.	20,000	25,553
	Kerry Properties, Ltd.	4,500	13,273
	Kowloon Development Co., Ltd.	7,000	3,348
	Lee & Man Paper Manufacturing, Ltd.	4,400	3,261
	Li & Fung, Ltd.	4,000	11,238
	Lifestyle International Holdings, Ltd.	4,500	4,299
*	Melco International Development, Ltd.	8,000	3,925
# *	Mongolia Energy Corp., Ltd.	21,000	5,952
	MTR Corp., Ltd.	10,000	25,338
	New World Development Co., Ltd.	20,852	27,326
	NWS Holdings, Ltd.	10,462	20,955
	Pacific Basin Shipping, Ltd.	21,000	10,384
	Shangri-La Asia, Ltd.	4,000	5,881
	Shun Tak Holdings, Ltd.	8,000	3,520
	Sino Land Co., Ltd.	32,022	40,786
*	Sinotrans Shipping, Ltd.	56,500	17,331
	Sun Hung Kai Properties, Ltd.	9,000	92,925
	Television Broadcasts, Ltd.	2,000	7,079
	Transport International Holdings, Ltd.	2,800	7,577
	Vtech Holdings, Ltd.	5,000	25,008
	Wharf Holdings, Ltd.	20,000	65,933
	Wheelock and Co., Ltd.	6,000	12,963
	Wheelock Properties, Ltd.	15,000	6,018

TOTAL — HONG KONG			749,368

IRELAND — (0.3%)
COMMON STOCKS — (0.3%)
	Allied Irish Banks P.L.C.	2,797	3,420
	Allied Irish Banks P.L.C. Sponsored ADR	2,100	4,830
*	Anglo Irish Bank Corp. P.L.C.	5,570	1,599
*	Bank of Ireland P.L.C.	6,147	6,128
	Bank of Ireland P.L.C. Sponsored ADR	300	1,161
	C&C Group P.L.C.	1,711	3,963
	CRH P.L.C.	3,022	76,735

13

	DCC P.L.C.	432	7,807
*	Dragon Oil P.L.C.	1,859	6,995
	Independent News & Media P.L.C.	4,334	1,484
	Irish Life & Permanent P.L.C.	1,177	2,974
	Kerry Group P.L.C.	1,797	37,065
	Kingspan Group P.L.C.	1,288	6,661
	Paddy Power P.L.C.	352	6,562
	United Drug P.L.C.	1,825	5,116

TOTAL — IRELAND			172,500

ITALY — (2.1%)
COMMON STOCKS — (2.1%)
	A2A SpA	14,901	24,493
#	ACEA SpA	926	11,486
	Alleanza Assicurazioni SpA	4,088	27,392
# *	Ansaldo STS SpA	1,998	31,844
#	Assicurazioni Generali SpA	2,102	42,767
#	Atlantia SpA	1,323	23,339
# *	Azimut Holding SpA	1,156	8,078
# *	Banca Carige SpA	17,605	64,488
*	Banca Italease SpA	1,114	2,165
#	Banca Monte Dei Paschi di Siena SpA	62,342	99,756
	Banca Piccolo Credito Valtellinese Scarl SpA	1,256	9,835
	Banca Popolare dell’Etruria e del Lazio Scarl	1,068	6,274
	Banca Popolare di Milano Scarl	5,532	32,162
	Banco Popolare Scarl	6,451	42,381
#	Buzzi Unicem SpA	1,190	17,424
	C.I.R. SpA - Compagnie Industriali Riunite	3,568	4,646
	Credito Emiliano SpA	697	3,484
#	Davide Campari - Milano SpA	1,209	8,131
	Enel SpA	11,218	60,807
	Eni SpA Sponsored ADR	600	25,614
#	ERG SpA	536	8,258
*	Fastweb SpA	316	7,556
# *	Fiat SpA	1,487	14,538
#	Fondiaria - Sai SpA	1,704	28,338
*	Gemina SpA	6,656	3,379
# *	Geox SpA	707	5,975
*	Gruppo Editoriale L’Espresso SpA	2,471	3,488
#	Hera SpA	4,615	9,281
*	Impregilo SpA	2,167	6,135
	Intesa Sanpaolo SpA	24,164	76,983
	Iride SpA	3,033	4,455
#	Italcementi SpA	3,075	37,017
	Italmobiliare SpA	111	4,212
	Mediaset SpA	5,201	29,217
#	Milano Assicurazioni SpA	5,077	15,518
#	Parmalat SpA	30,565	60,706
	Pirelli & Co. SpA	24,238	9,429
#	Prysmian SpA	490	5,958
	Saipem SpA	1,032	22,058

14

#	Saras SpA	3,128	9,160
#	Snam Rete Gas SpA	9,844	38,986
#	Societa Iniziative Autostradali e Servizi SpA	314	1,763
	Societe Cattolica di Assicurazoni Scrl SpA	954	30,417
	Telecom Italia SpA Sponsored ADR	6,120	76,622
	Tod’s SpA	601	30,712
	UniCredito SpA	38,894	94,706
	Unione di Banche Italiane ScpA	6,265	86,384
	Unipol Gruppo Finanziario SpA	5,663	7,038
TOTAL COMMON STOCKS			1,274,855

RIGHTS/WARRANTS — (0.0%)
*	Snam Rete Gas SpA Rights 05/15/09	9,844	7,554

TOTAL — ITALY			1,282,409

JAPAN — (19.9%)
COMMON STOCKS — (19.9%)
	Accordia Golf Co., Ltd.	37	21,544
	Adeka Corp.	4,200	26,629
	Advantest Corp. ADR	500	7,910
	AEON Co., Ltd.	10,900	85,345
	Aica Kogyo Co., Ltd.	2,900	24,817
	Aioi Insurance Co., Ltd.	3,000	13,168
	Air Water, Inc.	1,000	8,264
#	Aisin Seiki Co., Ltd.	1,300	26,697
	Ajinomoto Co., Inc.	7,000	51,395
	Alps Electric Co., Ltd.	1,000	5,348
#	Amada Co., Ltd.	6,000	37,154
	Amano Corp.	3,100	24,579
	Aoyama Trading Co., Ltd.	1,700	24,458
# *	Aozora Bank, Ltd.	8,000	10,134
	Asahi Breweries, Ltd.	1,500	18,824
	Asahi Glass Co., Ltd.	8,000	47,802
#	Asahi Kasei Corp.	9,000	36,180
#	Asics Corp.	1,000	6,501
	Astellas Pharma, Inc.	2,100	68,286
	Autobacs Seven Co., Ltd.	900	24,602
#	Benesse Corp.	500	19,135
	Bridgestone Corp.	1,100	16,396
	Brother Industries, Ltd.	5,600	45,516
	Canon Marketing Japan, Inc.	600	7,255
	Canon, Inc. Sponsored ADR	3,900	117,819
	Capcom Co., Ltd.	200	3,488
	Casio Computer Co., Ltd.	5,100	39,078
	Central Glass Co., Ltd.	7,000	26,573
	Central Japan Railway Co.	2	11,855
	Chofu Seisakusho Co., Ltd.	1,400	25,809
	Chubu Electric Power Co., Ltd.	2,500	54,963
	Chugai Pharmaceutical Co., Ltd.	900	16,715
	Chuo Mitsui Trust Holdings, Inc.	7,000	23,020

15

	Circle K Sunkus Co., Ltd.	1,500	21,053
	Citizen Holdings Co., Ltd.	2,400	10,980
#	Coca-Cola West Co., Ltd.	2,100	34,523
	Comsys Holdings Corp.	1,000	8,123
	Cosmo Oil Co., Ltd.	7,000	19,893
# *	CSK Holdings Corp.	600	3,169
	Dai Nippon Printing Co., Ltd.	7,000	74,101
	Dai Nippon Sumitomo Pharma Co., Ltd.	2,000	15,874
	Daicel Chemical Industries, Ltd.	5,000	21,009
	Daido Steel Co., Ltd.	2,000	6,662
	Daifuku Co., Ltd.	1,500	9,019
	Daihatsu Motor Co., Ltd.	1,000	9,039
	Daiichi Sankyo Co., Ltd.	2,500	41,802
	Daikin Industries, Ltd.	300	8,071
# *	Dainippon Screen Manufacturing Co., Ltd.	5,000	10,998
#	Daio Paper Corp.	1,000	9,048
#	Daiseki Co., Ltd.	1,100	21,079
	Daiwa House Industry Co., Ltd.	4,000	34,934
	Daiwa Securities Co., Ltd.	7,000	36,672
#	DCM Japan Holdings Co., Ltd.	1,300	6,681
	Denso Corp.	3,400	80,372
#	Dentsu, Inc.	2,700	50,072
	DIC Corp.	7,000	11,430
	Disco Corp.	300	9,029
	Don Quijote Co., Ltd.	600	9,116
	DOUTOR NICHIRES Holdings Co., Ltd.	1,900	23,401
	Dowa Holdings Co., Ltd.	10,000	39,759
*	Duskin Co., Ltd.	1,300	20,212
#	East Japan Railway Co.	700	39,445
*	Ebara Corp.	6,000	16,244
	Edion Corp.	1,300	6,160
#	Eisai Co., Ltd.	300	8,051
	Electric Power Development Co., Ltd.	1,000	29,164
# *	Elpida Memory, Inc.	800	8,568
	Exedy Corp.	400	7,441
	Ezaki Glico Co., Ltd.	1,000	9,335
	FamilyMart Co., Ltd.	400	11,007
	Fanuc, Ltd.	400	28,865
	Fast Retailing Co., Ltd.	100	10,510
	Fuji Electric Holdings Co., Ltd.	9,000	15,478
	Fuji Heavy Industries, Ltd.	6,000	24,162
#	Fuji Oil Co., Ltd.	1,100	10,908
#	Fuji Soft, Inc.	600	8,516
	FUJIFILM Holdings Corp.	1,000	25,728
	Fujikura, Ltd.	11,000	37,972
	Fujitsu, Ltd.	12,000	51,408
	Fukuoka Financial Group, Inc.	13,000	40,060
#	Fukuyama Transporting Co., Ltd.	7,000	27,181
	Funai Electric Co., Ltd.	900	25,595
	Furukawa Electric Co., Ltd.	4,000	11,971
	Futaba Corp.	1,500	26,787
#	Futaba Industrial Co., Ltd.	500	2,253

16

	Glory, Ltd.	500	9,176
	Godo Steel, Ltd.	8,000	20,759
	Goldcrest Co., Ltd.	1,060	24,300
#	GS Yuasa Corp.	5,000	33,587
	Gunze, Ltd.	7,000	22,801
#	H2O Retailing Corp.	3,000	19,016
	Hakuhodo Dy Holdings, Inc.	200	9,175
	Hamamatsu Photonics K.K.	1,700	34,283
#	Hankyu Hanshin Holdings, Inc.	5,000	23,368
	Hanwa Co., Ltd.	3,000	8,490
*	Haseko Corp.	34,000	21,423
	Heiwa Corp.	2,700	23,988
	Heiwado Co., Ltd.	700	7,817
	Hino Motors, Ltd.	2,000	5,753
	Hisamitsu Pharmaceutical Co., Inc.	300	8,468
	Hitachi Cable, Ltd.	3,000	8,433
	Hitachi Chemical Co., Ltd.	3,300	44,272
#	Hitachi Construction Machinery Co., Ltd.	100	1,366
#	Hitachi High-Technologies Corp.	600	8,397
	Hitachi Koki Co., Ltd.	800	6,835
	Hitachi Maxell, Ltd.	800	7,734
#	Hitachi Metals, Ltd.	1,000	7,886
	Hitachi Software Engineering Co., Ltd.	500	6,166
	Hitachi Transport System, Ltd.	1,100	11,281
*	Hitachi Zosen Corp.	9,000	9,296
	Hitachi, Ltd. Sponsored ADR	2,400	83,544
	Hokkaido Electric Power Co., Inc.	1,600	29,440
	Hokuetsu Paper Mills, Ltd.	4,500	19,794
	Hokuhoku Financial Group, Inc.	11,000	19,404
	Hokuriku Electric Power Co., Inc.	500	11,291
	Honda Motor Co., Ltd. Sponsored ADR	8,100	235,386
	Horiba, Ltd.	300	5,475
	Hosiden Corp.	800	9,821
	House Foods Corp.	700	9,517
	Ibiden Co., Ltd.	800	23,394
	Idemitsu Kosan Co., Ltd.	400	29,544
*	IHI Corp.	29,000	44,056
	Imperial Hotel, Ltd.	200	3,423
#	Isetan Mitsukoshi Holdings, Ltd.	3,100	26,059
	Isuzu Motors, Ltd.	14,000	23,372
#	ITO EN, Ltd.	600	7,347
	Itochu Corp.	7,000	37,534
#	Itochu Techno-Solutions Corp.	400	9,096
	Itoham Foods, Inc.	2,000	6,094
	Izumi Co., Ltd.	700	8,038
	Izumiya Co., Ltd.	4,000	20,711
#	J Front Retailing Co., Ltd.	9,000	36,968
	Japan Airport Terminal Co., Ltd.	700	7,036
	Japan Petroleum Exploration Co., Ltd.	300	11,842
	Japan Tobacco, Inc.	10	25,124
	JFE Holdings, Inc.	700	19,119
	JS Group Corp.	2,000	24,338

17

	JSR Corp.	2,800	34,116
	JTEKT Corp.	4,100	39,545
	Juroku Bank, Ltd.	8,000	27,044
*	JVC Kenwood Holdings, Inc.	38,200	22,631
	Kadokawa Holdings, Inc.	1,200	23,043
#	Kagome Co., Ltd.	1,500	22,778
	Kajima Corp.	7,000	20,195
	Kaken Pharmaceutical Co., Ltd.	1,000	8,326
	Kamigumi Co., Ltd.	4,000	25,692
	Kaneka Corp.	2,000	11,598
	Kansai Electric Power Co., Inc.	3,300	67,199
	Kansai Paint Co., Ltd.	7,000	37,383
	Kanto Auto Works, Ltd.	1,800	19,597
	Kao Corp.	1,000	18,703
#	Kawasaki Heavy Industries, Ltd.	14,000	30,008
	Kawasaki Kisen Kaisha, Ltd.	9,000	33,910
	Kayaba Industry Co., Ltd.	3,000	5,450
	KDDI Corp.	12	53,964
	Keihin Corp.	600	7,619
#	Kikkoman Corp.	4,000	35,655
	Kinden Corp.	3,000	25,030
	Kirin Holdings Co., Ltd.	3,000	33,009
	Kissei Pharmaceutical Co., Ltd.	1,000	19,328
	Kiyo Holdings, Inc.	9,000	10,804
	Kobayashi Pharmaceutical Co., Ltd.	600	19,516
	Koito Manufacturing Co., Ltd.	1,000	9,118
	Kokuyo Co., Ltd.	1,500	11,083
	Komatsu, Ltd.	5,000	62,382
	Komeri Co., Ltd.	300	6,320
	Komori Corp.	900	8,447
	Konica Minolta Holdings, Inc.	7,000	57,824
	Kubota Corp. Sponsored ADR	1,000	29,990
	Kuraray Co., Ltd.	2,500	21,510
	Kureha Corp.	2,000	8,519
	Kurita Water Industries, Ltd.	300	7,308
#	K’s Holdings Corp.	600	10,814
	Kyocera Corp. Sponsored ADR	1,000	77,580
	Kyorin Co., Ltd.	2,000	23,156
	Kyowa Exeo Corp.	2,000	15,662
	Kyowa Hakko Kirin Co., Ltd.	4,000	35,375
	Kyushu Electric Power Co., Inc.	1,400	28,892
	Lawson, Inc.	500	19,446
	Leopalace21 Corp.	2,100	15,383
	Lintec Corp.	700	9,628
	Mabuchi Motor Co., Ltd.	400	18,120
	Maeda Corp.	7,000	22,561
	Maeda Road Construction Co., Ltd.	1,000	8,333
	Makita Corp.	1,200	27,710
	Marubeni Corp.	22,000	79,975
	Maruha Nichiro Holdings, Inc.	6,000	7,909
	Maruichi Steel Tube, Ltd.	400	8,090
	Mazda Motor Corp.	21,000	52,295

18

*	MEIJI Holdings Co., Ltd.	534	16,298
#	Meitec Corp.	300	4,063
	Minebea Co., Ltd.	10,000	38,757
	Miraca Holdings, Inc.	600	12,246
#	Misumi Group, Inc.	500	6,751
	Mitsubishi Chemical Holdings Corp.	9,500	36,181
	Mitsubishi Corp.	5,800	89,259
	Mitsubishi Electric Corp.	8,000	42,607
	Mitsubishi Estate Co., Ltd.	6,000	78,427
	Mitsubishi Gas Chemical Co., Inc.	2,000	9,346
	Mitsubishi Heavy Industries, Ltd.	9,000	29,460
	Mitsubishi Materials Corp.	4,000	11,579
# *	Mitsubishi Motors Corp.	13,000	19,921
	Mitsubishi Paper Mills, Ltd.	11,000	16,347
	Mitsubishi Rayon Co., Ltd.	9,000	18,737
#	Mitsubishi Tanabe Pharma Corp.	1,000	9,545
	Mitsubishi UFJ Financial Group, Inc.	21,100	115,098
	Mitsubishi UFJ Financial Group, Inc. ADR	23,612	127,977
	Mitsui & Co., Ltd. Sponsored ADR	473	100,730
	Mitsui Chemicals, Inc.	10,000	29,865
	Mitsui Engineering and Shipbuilding Co., Ltd.	21,000	43,008
	Mitsui Fudosan Co., Ltd.	3,000	37,747
#	Mitsui O.S.K. Lines, Ltd.	10,000	57,145
	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,000	27,284
	Mitsumi Electric Co., Ltd.	2,400	39,861
	Miura Co., Ltd.	400	8,780
#	Mizuho Financial Group, Inc.	26,100	55,037
*	Mizuho Investors Securities Co., Ltd.	9,000	8,552
*	Mizuho Trust & Banking Co., Ltd.	10,000	10,396
	Mochida Pharmaceutical Co., Ltd.	2,000	18,561
	Mori Seiki Co., Ltd.	700	6,781
	Morinaga Milk Industry Co., Ltd.	4,000	12,311
	Murata Manufacturing Co., Ltd.	500	20,264
	Musashino Bank, Ltd.	400	11,010
	Nabtesco Corp.	1,000	8,128
	Nagase & Co., Ltd.	2,000	15,322
	Nagoya Railroad Co., Ltd.	8,000	24,177
*	NEC Corp.	31,000	103,065
*	NEC Electronics Corp.	400	4,217
	Net One Systems Co., Ltd.	16	20,160
#	NGK Insulators, Ltd.	1,000	15,336
	Nichicon Corp.	1,300	12,475
	Nichirei Corp.	7,000	24,495
	Nidec Corp. ADR	2,800	38,920
	Nifco, Inc.	500	6,632
	Nihon Parkerizing Co., Ltd.	1,000	8,337
	Nihon Unisys, Ltd.	2,600	16,342
	Nikon Corp.	1,000	13,253
	Nintendo Co., Ltd.	100	26,886
	Nippo Corp.	3,000	22,547
#	Nippon Electric Glass Co., Ltd.	1,000	8,137
	Nippon Flour Mills Co., Ltd.	2,000	7,724

19

	Nippon Kayaku Co., Ltd.	2,000	10,775
	Nippon Konpo Unyu Soko Co., Ltd.	1,000	8,224
*	Nippon Light Metal Co., Ltd.	7,000	6,273
	Nippon Mining Holdings, Inc.	9,000	40,866
	Nippon Mitsubishi Oil Corp.	16,000	83,259
#	Nippon Paint Co., Ltd.	3,000	11,024
#	Nippon Paper Group, Inc.	1,800	51,088
	Nippon Sheet Glass Co., Ltd.	7,000	19,833
	Nippon Shinyaku Co., Ltd.	1,000	8,927
	Nippon Shokubai Co., Ltd.	2,000	12,265
	Nippon Soda Co., Ltd.	8,000	26,250
	Nippon Steel Corp.	7,000	23,535
#	Nippon Suisan Kaisha, Ltd.	2,700	7,726
	Nippon Telegraph & Telephone Corp. ADR	3,400	63,920
	Nippon Yakin Kogyo Co., Ltd.	2,000	6,911
#	Nippon Yusen K.K.	8,000	32,771
	Nipponkoa Insurance Co., Ltd.	8,000	43,378
#	Nipro Corp.	1,000	14,582
#	Nishimatsu Construction Co., Ltd.	4,000	3,446
	Nishi-Nippon Railroad Co., Ltd.	3,000	10,985
	Nissan Motor Co., Ltd.	4,200	21,922
	Nissan Shatai Co., Ltd.	1,000	6,309
	Nissay Dowa General Insurance Co., Ltd.	2,000	8,624
	Nissha Printing Co., Ltd.	500	14,582
	Nisshin Seifun Group, Inc.	1,000	10,296
	Nisshin Steel Co., Ltd.	3,000	5,788
	Nisshinbo Holdings, Inc.	1,000	10,547
	Nissin Foods Holdings Co., Ltd.	300	8,153
	Nissin Kogyo Co., Ltd.	700	7,988
	Nitori Co., Ltd.	200	11,254
	Nitto Boseki Co., Ltd.	14,000	26,867
	Nitto Denko Corp.	1,900	44,253
	NOF Corp.	2,000	7,401
	NOK Corp.	3,900	45,399
	Nomura Holdings, Inc.	2,500	15,086
	Nomura Holdings, Inc. ADR	7,300	43,873
#	Nomura Real Estate Holdings, Inc.	400	6,548
	Nomura Research Institute, Ltd.	1,200	21,341
	NSK, Ltd.	11,000	48,962
	NTN Corp.	5,000	16,652
#	NTT Data Corp.	5	13,145
	NTT DoCoMo, Inc. Sponsored ADR	3,800	52,934
	Obayashi Corp.	4,000	19,639
	Obic Co., Ltd.	60	8,145
	Odakyu Electric Railway Co., Ltd.	2,000	16,289
	Oji Paper Co., Ltd.	6,000	25,831
	Okasan Securities Group, Inc.	2,000	7,520
*	Oki Electric Industry Co., Ltd.	12,000	11,255
	Okinawa Electric Power Co., Ltd.	200	9,511
	OKUMA Corp.	2,000	8,799
	Okumura Corp.	7,000	26,300
#	Olympus Corp.	2,000	32,775

20

	Omron Corp.	2,800	41,335
#	Ono Pharmaceutical Co., Ltd.	300	12,758
	Osaka Gas Co., Ltd.	14,000	44,365
	OSG Corp.	1,100	6,925
	Otsuka Corp.	600	22,316
	Pacific Metals Co., Ltd.	2,000	12,842
	PanaHome Corp.	5,000	27,706
	Panasonic Corp. Sponsored ADR	13,800	201,204
	Panasonic Electric Works Co., Ltd.	4,000	32,548
	Parco Co., Ltd.	900	6,124
# *	Pioneer Electronic Corp.	1,000	3,202
	Q.P. Corp.	1,000	9,757
	Rengo Co., Ltd.	3,000	14,985
	Ricoh Co., Ltd.	9,000	111,275
#	Rinnai Corp.	600	20,921
	Rohm Co., Ltd.	500	30,664
	Rohto Pharmaceutical Co., Ltd.	1,000	9,012
	Ryohin Keikaku Co., Ltd.	125	4,776
	Ryosan Co., Ltd.	500	10,546
#	Sagami Railway Co., Ltd.	3,000	12,220
	Saibu Gas Co., Ltd.	4,000	9,854
*	Sanden Corp.	2,000	4,509
	Sankyu, Inc.	2,000	5,874
*	Sanyo Electric Co., Ltd.	5,000	8,275
# *	Sapporo Hokuyo Holdings, Inc.	8,000	23,115
	Sapporo Holdings, Ltd.	2,000	8,332
	SBI Holdings, Inc.	266	31,780
	Secom Co., Ltd.	1,100	40,623
	Seiko Epson Corp.	2,300	32,484
	Sekisui Chemical Co., Ltd.	7,000	36,753
	Sekisui House, Ltd.	6,000	51,782
	Seven & I Holdings Co., Ltd.	2,600	58,751
#	Sharp Corp.	9,000	94,768
	Shiga Bank, Ltd.	2,000	10,791
	Shikoku Bank, Ltd.	3,000	10,783
	Shima Seiki Manufacturing Co., Ltd.	300	6,515
	Shimachu Co., Ltd.	600	10,484
#	Shimadzu Corp.	2,000	12,225
	Shimizu Corp.	2,000	9,580
	Shin-Etsu Chemical Co., Ltd.	1,800	87,485
	Shinko Securities Co., Ltd.	3,000	6,995
	Shinsei Bank, Ltd.	5,000	6,541
#	Shionogi & Co., Ltd.	1,000	17,204
	Shizuoka Bank, Ltd.	3,000	27,029
	Showa Denko K.K.	9,000	13,558
	SKY Perfect JSAT Holdings, Inc.	27	9,749
	SMC Corp.	300	29,429
	Snow Brand Milk Products Co., Ltd.	3,000	7,488
	Softbank Corp.	1,400	22,148
#	Sohgo Security Services Co., Ltd.	800	7,211
	Sojitz Corp.	23,800	36,884
	Sompo Japan Insurance, Inc.	10,000	60,265

21

	Sony Corp. Sponsored ADR	6,400	165,504
#	Sony Financial Holdings, Inc.	3	9,439
#	Square Enix Holdings Co., Ltd.	300	5,399
	Star Micronics Co., Ltd.	700	5,703
	Sumco Corp.	1,800	26,446
	Sumitomo Chemical Co., Ltd.	10,000	39,360
	Sumitomo Corp.	5,700	49,616
	Sumitomo Electric Industries, Ltd.	8,100	78,910
	Sumitomo Forestry Co., Ltd.	1,300	8,807
	Sumitomo Heavy Industries, Ltd.	6,000	24,951
	Sumitomo Metal Industries, Ltd.	3,000	7,028
	Sumitomo Metal Mining Co., Ltd.	8,000	89,340
#	Sumitomo Mitsui Financial Group, Inc.	1,600	55,490
	Sumitomo Osaka Cement Co., Ltd.	11,000	24,721
	Sumitomo Rubber Industries, Ltd.	1,400	9,650
	Sumitomo Trust & Banking Co., Ltd.	13,000	54,401
	Sumitomo Warehouse Co., Ltd.	3,000	10,778
#	Suruga Bank, Ltd.	1,000	8,574
	Suzuken Co., Ltd.	300	7,412
	Suzuki Motor Corp.	1,500	28,291
	Sysmex Corp.	700	21,090
	Tadano, Ltd.	1,000	4,394
#	Taiheiyo Cement Corp.	5,000	8,778
	Taisei Corp.	19,000	41,307
	Taisho Pharmaceutical Co., Ltd.	1,000	18,296
#	Taiyo Nippon Sanso Corp.	2,000	14,002
#	Taiyo Yuden Co., Ltd.	2,000	15,381
#	Takara Holdings, Inc.	4,000	19,562
	Takara Standard Co., Ltd.	5,000	28,624
	Takasago Thermal Engineering Co., Ltd.	3,000	23,135
#	Takashimaya Co., Ltd.	8,000	49,941
	Takata Corp.	1,000	11,633
	Takeda Pharmaceutical Co., Ltd.	300	10,639
	TDK Corp. Sponsored ADR	1,200	54,240
	Teijin, Ltd.	9,000	23,078
	Terumo Corp.	300	11,350
	The 77 Bank, Ltd.	5,000	25,622
	The Aichi Bank, Ltd.	300	21,697
	The Akita Bank, Ltd.	3,000	10,013
	The Awa Bank, Ltd.	3,000	16,899
	The Bank of Iwate, Ltd.	200	9,628
#	The Bank of Kyoto, Ltd.	3,000	24,080
	The Bank of Nagoya, Ltd.	2,000	8,461
	The Bank of Okinawa, Ltd.	300	8,092
	The Bank of Saga, Ltd.	8,000	23,945
	The Chiba Bank, Ltd.	5,000	24,797
	The Chugoku Bank, Ltd.	1,000	12,597
	The Chugoku Electric Power Co., Ltd.	1,500	30,225
	The Chukyo Bank, Ltd.	8,000	25,643
# *	The Daiei, Inc.	1,350	5,215
	The Daishi Bank, Ltd.	4,000	15,076
	The Ehime Bank, Ltd.	8,000	19,930

22

*	The Fuji Fire & Marine Insurance Co., Ltd.	6,000	6,170
	The Fukui Bank, Ltd.	3,000	9,406
	The Gunma Bank, Ltd.	4,000	19,931
	The Hachijuni Bank, Ltd.	5,000	29,458
	The Higo Bank, Ltd.	3,000	16,409
	The Hiroshima Bank, Ltd.	3,000	11,374
	The Hokkoku Bank, Ltd.	4,000	13,546
	The Hyakugo Bank, Ltd.	2,000	10,105
	The Hyakujishi Bank, Ltd.	2,000	9,163
	The Iyo Bank, Ltd.	1,000	9,976
	The Japan Steel Works, Ltd.	1,000	10,831
	The Japan Wool Textile Co., Ltd.	1,000	5,862
#	The Joyo Bank, Ltd.	3,000	13,860
	The Kagoshima Bank, Ltd.	2,000	13,403
	The Keiyo Bank, Ltd.	2,000	7,446
	The Miyazaki Bank, Ltd.	7,000	27,444
#	The Nanto Bank, Ltd.	3,000	15,513
	The Nisshin Oillio Group, Ltd.	2,000	7,904
	The Ogaki Kyoritsu Bank, Ltd.	2,000	8,813
#	The Oita Bank, Ltd.	2,000	10,297
	The San-in Godo Bank, Ltd.	2,000	15,496
#	THK Co., Ltd.	1,700	23,577
	Toagosei Co., Ltd.	3,000	7,476
	Tochigi Bank, Ltd.	5,000	23,134
	Toei Co., Ltd.	6,000	26,372
	Toho Bank, Ltd.	3,000	10,952
	Toho Gas Co., Ltd.	4,000	17,028
	Tohuku Electric Power Co., Inc.	1,900	39,629
	Tokai Carbon Co., Ltd.	8,000	35,876
	Tokai Rika Co., Ltd.	400	5,254
	Tokai Rubber Industries, Ltd.	2,800	24,569
	Tokio Marine Holdings, Inc.	2,500	65,933
	Tokuyama Corp.	2,000	11,926
	Tokyo Dome Corp.	2,000	5,707
#	Tokyo Electric Power Co., Ltd.	4,300	100,730
	Tokyo Electron, Ltd.	1,200	54,875
#	Tokyo Gas Co., Ltd.	11,000	41,703
	Tokyo Ohka Kogyo Co., Ltd.	500	8,459
	Tokyo Seimitsu Co., Ltd.	700	8,103
	Tokyo Tatemono Co., Ltd.	3,000	10,188
#	Tokyo Tomin Bank, Ltd.	500	6,988
	Tokyu Corp.	3,000	12,797
#	Tokyu Land Corp.	12,000	40,157
	Toppan Forms Co., Ltd.	1,300	14,018
	Toppan Printing Co., Ltd.	8,000	60,621
#	Toray Industries, Inc.	10,000	44,116
#	Toshiba Corp.	14,000	48,043
	Toshiba Machine Co., Ltd.	8,000	23,741
	Toshiba TEC Corp.	2,000	7,083
	Tosoh Corp.	12,000	27,563
#	TOTO, Ltd.	2,000	9,975
	Toyo Ink Manufacturing Co., Ltd.	3,000	6,503

23

	Toyo Seikan Kaisha, Ltd.	3,100	51,336
#	Toyobo Co., Ltd.	8,000	12,521
	Toyoda Gosei Co., Ltd.	2,400	47,208
	Toyota Auto Body Co., Ltd.	600	9,614
	Toyota Boshoku Corp.	600	7,608
	Toyota Motor Corp.	1,000	39,579
#	Toyota Motor Corp. Sponsored ADR	5,600	443,296
	Toyota Tsusho Corp.	4,700	55,506
	Trend Micro, Inc.	500	15,225
	Tsubakimoto Chain Co.	2,000	6,560
	Tsumura & Co.	500	13,693
	Ube Industries, Ltd.	6,000	11,314
	Ulvac, Inc.	300	5,590
	UNY Co., Ltd.	3,000	22,042
#	Ushio, Inc.	700	9,082
	Wacoal Corp.	3,000	37,165
	West Japan Railway Co.	3	9,200
	Xebio Co., Ltd.	1,700	26,120
#	Yahoo! Japan Corp.	43	10,734
	Yakult Honsha Co., Ltd.	1,300	22,383
#	Yamada Denki Co., Ltd.	160	7,370
	Yamagata Bank, Ltd.	2,000	9,039
	Yamaguchi Financial Group, Inc.	3,000	28,985
	Yamaha Corp.	2,500	28,566
	Yamaha Motor Co., Ltd.	2,500	26,427
	Yamanashi Chuo Bank, Ltd.	2,000	9,798
	Yamatake Corp.	500	8,380
	Yamato Holdings Co., Ltd.	1,000	11,144
	Yamato Kogyo Co., Ltd.	300	6,814
	Yaskawa Electric Corp.	3,000	13,961
	Yodogawa Steel Works, Ltd.	2,000	9,095
	Yokogawa Electric Corp.	6,400	33,028
	Yokohama Rubber Co., Ltd.	3,000	13,070
	Yoshinoya Holdings Co., Ltd.	23	24,416

TOTAL — JAPAN			12,222,016

NETHERLANDS — (2.5%)
COMMON STOCKS — (2.5%)
#	Aalberts Industries NV	682	5,206
	Aegon NV	13,285	66,818
#	Akzo Nobel NV	2,679	112,036
#	Arcadis NV	510	7,515
#	ArcelorMittal	3,610	84,562
# *	ASM International NV	503	5,821
	ASML Holding NV	1,783	37,415
	ASML Holding NV ADR	3,200	67,680
*	Crucell NV ADR	2,300	48,277
	Eriks Group NV	145	4,890
	Fugro NV	1,185	42,425
# *	Heijmans NV	284	1,829
#	Heineken Holding NV	1,369	32,325

24

#	Heineken NV	1,801	53,519
	Imtech NV	418	6,524
	ING Groep NV Sponsored ADR	7,500	67,950
	Koninklijke (Royal) KPN NV Sponsored ADR	1,400	16,618
#	Koninklijke Ahold NV	4,562	49,982
	Koninklijke Bam Groep NV	1,599	15,719
	Koninklijke Boskalis Westminster NV	520	12,124
	Koninklijke DSM NV	3,045	94,432
	Koninklijke KPN NV	1,826	21,953
	Koninklijke Philips Electronics NV	2,996	54,057
	Koninklijke Philips Electronics NV ADR	10,400	186,992
	Koninklijke Ten Cate NV	313	5,973
	Koninklijke Vopak NV	207	9,116
	Mediq NV	380	3,746
	Nutreco Holding NV	206	7,070
	Oce NV	613	3,880
	Randstad Holdings NV	2,589	59,404
#	Reed Elsevier NV	1,280	14,063
	Reed Elsevier NV ADR	1,100	24,057
#	SBM Offshore NV	813	13,104
	SES SA	2,870	51,809
	Sligro Food Group NV	296	6,734
	Smit Internationale NV	90	5,068
	SNS Reaal	1,408	7,925
	Telegraaf Media Groep NV	286	3,763
	TKH Group NV	442	5,543
	TNT NV	1,612	29,708
	Unilever NV	3,562	70,483
	Unilever NV ADR	2,000	39,580
	USG People NV	903	8,491
	Wolters Kluwer NV	3,588	59,043

TOTAL — NETHERLANDS			1,525,229

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
	Auckland International Airport, Ltd.	27,653	25,940
	Fisher & Paykel Healthcare Corp.	4,279	7,352
	Fletcher Building, Ltd.	3,659	13,824
	New Zealand Refining Co., Ltd.	6,229	24,204
	Sky Network Television, Ltd.	10,991	25,405
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	600	4,806
	Trustpower, Ltd.	1,752	7,051

TOTAL — NEW ZEALAND			108,582

NORWAY — (0.9%)
COMMON STOCKS — (0.9%)
#	Acergy SA	800	6,179
	Aker Kvaerner ASA	5,216	31,535
#	Cermaq ASA	800	4,822
*	Det Norske Oljeselskap ASA	28,000	23,655

25

	DnB NOR ASA Series A	6,022	37,482
	Fred Olsen Energy ASA	80	2,522
#	Frontline, Ltd.	160	3,165
	Ganger Rolf ASA	240	4,701
# *	Marine Harvest	26,000	11,716
	Norsk Hydro ASA	7,200	31,747
*	Norske Skogindustrier ASA Series A	2,500	5,850
#	Orkla ASA	10,520	75,314
*	Petroleum-Geo Services ASA	5,900	28,543
*	Prosafe ASA	1,912	7,856
*	Prosafe Production Public, Ltd.	712	1,278
# *	Renewable Energy Corp. ASA	3,600	32,521
	Schibsted ASA	400	4,153
*	Seadrill, Ltd.	3,000	32,018
# *	Sevan Marine ASA	1,300	1,145
	StatoilHydro ASA	1,958	36,492
	StatoilHydro ASA Sponsored ADR	5,400	100,440
*	Storebrand ASA	2,760	10,014
*	Subsea 7, Inc.	800	5,980
#	Tandberg ASA Series A	700	9,849
	Telenor ASA	1,600	9,951
*	TGS Nopec Geophysical Co. ASA	865	6,387
	Tomra Systems ASA	1,800	6,657
	Veidekke ASA	1,400	6,652
	Yara International ASA	1,150	30,821

TOTAL — NORWAY			569,445

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
	Banco BPI SA	2,434	5,756
#	Banco Comercial Portugues SA	16,870	15,743
	Banco Espirito Santo SA	4,236	20,733
#	Brisa SA	1,381	9,412
	Cimpor Cimentos de Portugal SA	1,352	8,065
#	Energias de Portugal SA	12,937	47,053
	Galp Energia SGPS SA Series B	1,834	24,321
#	Jeronimo Martins SGPS SA	1,413	7,970
#	Portucel-Empresa Produtora de Pasta de Papel SA	11,580	24,755
	Portugal Telecom SA	1,124	8,570
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	818	4,472
	Sociedade de Investimento e Gestao SGPS SA	1,346	11,285
	Sonae SGPS SA	5,281	4,444

TOTAL — PORTUGAL			192,579

SINGAPORE — (0.5%)
COMMON STOCKS — (0.5%)
*	Asia Food and Properties, Ltd.	21,000	3,676
	Capitaland, Ltd.	9,000	16,602
	City Developments, Ltd.	11,000	47,607
	Fraser & Neave, Ltd.	15,000	26,366

26

	Jardine Cycle & Carriage, Ltd.	1,025	9,804
	Keppel Corp., Ltd.	4,000	15,969
	Keppel Land, Ltd.	3,000	3,452
	Keppel Telecommunications and Transportation, Ltd.	3,000	1,853
	Raffles Education Corp., Ltd.	13,277	3,872
	SembCorp Industries, Ltd.	4,000	7,317
	SembCorp Marine, Ltd.	7,000	9,855
	Singapore Airlines, Ltd.	2,000	14,384
	Singapore Exchange, Ltd.	4,000	16,778
	Singapore Press Holdings, Ltd.	7,000	13,685
	United Industrial Corp., Ltd.	40,000	28,821
*	UOL Group, Ltd.	4,000	5,956
	Venture Corp., Ltd.	2,000	8,001
	Wilmar International, Ltd.	4,000	9,558
*	Yangzijiang Shipbuilding Holdings, Ltd.	72,000	24,135
	Yanlord Land Group, Ltd.	7,000	6,737

TOTAL — SINGAPORE			274,428

SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
	Abengoa SA	312	5,378
	Abertis Infraestructuras SA	1,511	27,045
	Acciona SA	382	39,055
	Actividades de Construccion y Servicios SA	1,062	53,115
#	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	24,691	267,157
	Banco de Sabadell SA	9,248	53,367
	Banco de Valencia SA	4,298	39,307
	Banco Guipuzcoano SA	3,876	23,573
	Banco Pastor SA	1,221	8,115
	Banco Popular Espanol SA	6,411	52,839
#	Banco Santander Central Hispano SA	22,685	218,206
#	Banco Santander SA Sponsored ADR	18,900	172,935
	Bankinter SA	3,821	45,166
	Bolsas y Mercados Espanoles	993	27,740
	Cementos Portland Valderrivas SA	113	3,390
	Cia Espanola de Petroleous SA	174	6,717
*	Cintra Concesiones de Infraestructuras de Transporte SA	740	4,044
	Construcciones y Auxiliar de Ferrocarriles SA	25	9,084
*	Criteria Caixacorp SA	8,824	33,146
	Ebro Puleva SA	528	7,514
	Enagas SA	2,820	49,028
	Faes Farma SA	1,144	5,539
	Fomento de Construcciones y Contratas SA	737	26,338
	Gamesa Corporacion Tecnologica SA	2,136	40,316
	Gas Natural SDG SA	3,426	54,325
	Gestevision Telecinco SA	1,355	12,775
	Grifols SA	710	12,459
	Grupo Catalana Occidente SA	257	3,789
	Grupo Empresarial Ence SA	1,265	4,409
	Grupo Ferrovial SA	1,570	45,527
	Iberdrola SA	12,073	95,073

27

	Indra Sistemas SA	739	14,616
	Industria de Diseno Textil SA	1,292	55,088
*	Laboratorios Almirall SA	479	4,323
	Obrascon Huarte Lain SA	306	4,113
	Prosegur Cia de Seguridad SA	249	7,111
*	Realia Business SA	8,376	24,231
	Red Electrica Corporacion SA	1,363	57,045
	Repsol YPF SA	775	14,731
	Repsol YPF SA Sponsored ADR	2,150	40,506
	Sacyr Vallehermoso SA	2,560	26,317
	SOS Cuetara SA	1,651	9,414
	Tecnicas Reunidas SA	73	2,574
	Telefonica SA	1,276	24,175
	Telefonica SA Sponsored ADR	3,075	173,092
	Tubacex SA	1,104	3,118
	Tubos Reunidos SA	1,662	4,273
	Viscofan SA	472	8,763
	Vocento SA	844	4,665
	Zardoya Otis SA	934	19,144
TOTAL COMMON STOCKS			1,943,770

RIGHTS/WARRANTS — (0.0%)
*	Banco de Valencia SA Rights 05/11/09	4,298	739

TOTAL — SPAIN			1,944,509

SWEDEN — (1.6%)
COMMON STOCKS — (1.6%)
	Alfa Laval AB	3,800	33,660
#	Assa Abloy AB Series B	1,356	15,964
#	Atlas Copco AB Series A	1,400	13,015
#	Atlas Copco AB Series B	760	6,291
	Axfood AB	232	4,823
*	Cloetta AB	480	1,551
*	D. Carnegie & Co. AB	700	1,549
# *	Electrolux AB Series B	4,100	46,198
#	Elekta AB Series B	1,000	11,537
#	Getinge AB	1,777	20,642
#	Hakon Invest AB	600	5,772
#	Hennes & Mauritz AB Series B	2,126	94,649
#	Hexagon AB	4,769	36,343
*	Hexpol AB	80	303
#	Holmen AB Series B	1,000	22,055
# *	Husqvarna AB Series B	3,150	15,486
	Intrum Justitia AB	600	5,214
*	JM AB	665	4,557
*	Lindab International AB	600	5,205
	Loomis AB	160	1,367
#	Meda AB Series A	1,632	10,872
	Modern Times Group AB Series B	150	4,058
	NCC AB Series B	660	5,790

28

	Nobia AB	1,300	4,971
	Nordea Bank AB	13,006	96,743
# *	Oriflame Cosmetics SA	200	8,626
*	Pa Resources AB	1,600	4,438
	Peab AB Series B	1,500	6,286
	Ratos AB	1,500	25,680
#	Sandvik AB	3,301	21,679
*	Securitas AB Series B	800	6,629
*	Skandinaviska Enskilda Banken AB Series A	2,172	8,432
	Skanska AB Series B	2,793	30,125
#	SKF AB Series B	3,000	32,896
	SSAB Svenskt Stal AB Series A	2,560	24,387
	Svenska Cellulosa AB Series B	7,257	69,971
#	Svenska Handelsbanken AB Series A	3,109	54,160
# *	Swedbank AB Series A	1,266	7,129
#	Telefonaktiebolaget LM Erricson Sponsored ADR	19,400	165,482
	TeliaSonera AB	1,500	7,038
# *	Trelleborg AB Series B	498	2,033
#	Volvo AB Series A	2,300	15,064
#	Volvo AB Series B	5,500	35,861
TOTAL COMMON STOCKS			994,531

RIGHTS/WARRANTS — (0.0%)
*	Trelleborg AB Rights 05/19/09	996	2,625

TOTAL — SWEDEN			997,156

SWITZERLAND — (5.7%)
COMMON STOCKS — (5.7%)
	ABB, Ltd.	6,272	88,789
	ABB, Ltd. Sponsored ADR	4,100	58,302
*	Actelion, Ltd.	885	40,320
	Adecco SA	1,733	68,208
	Allreal Holding AG	64	6,751
*	Aryzta AG	960	27,805
*	Athris Holding AG	8	5,425
#	Baloise-Holding AG	1,071	78,624
	Bank Coop AG	211	12,922
# *	Bank Sarasin & Cie AG Series B	600	14,303
	Barry Callebaut AG	71	34,044
	Basler Kantonalbank	89	8,943
	Berner Kantonalbank AG	46	9,578
	Bobst Group AG	148	3,688
	Bucher Industries AG	50	4,074
	Charles Voegele Holding AG	147	4,102
	Clariant AG	926	5,224
*	Compagnie Financiere Richemont SA Series A	4,793	85,802
	Conzzeta AG	5	6,117
	Credit Suisse Group AG	2,640	103,162
	Credit Suisse Group AG Sponsored ADR	9,000	344,520
	Dufry Group	145	3,863

29

# *	EFG International AG	1,892	22,890
	Elektrizitaets-Gesellschaft Laufenberg AG	15	13,462
	Energiedienst Holding AG	195	8,079
*	Flughafen Zuerich AG	72	15,116
#	Galenica Holding AG	30	8,636
#	Geberit AG	505	53,820
	George Fisher AG	35	5,874
	Givaudan SA	88	55,714
	Helvetia Holding AG	72	18,665
	Holcim, Ltd.	4,043	205,071
	Jelmoli Holding AG	40	13,206
	Julius Baer Holdings AG	2,132	69,940
	Kuehne & Nagel International AG	444	33,370
	Kuoni Reisen Holding AG	23	6,645
*	Logitech International SA	1,766	23,601
	Luzerner Kantonalbank AG	41	8,975
	Nestle SA	6,460	210,575
	Nobel Biocare Holding AG	2,549	51,964
	Novartis AG ADR	9,200	348,772
# *	Oerlikon Corp. AG	32	1,828
	Panalpina Welttransport Holding AG	85	4,630
# *	Partners Group Holdings AG	108	9,436
#	Rieters Holdings AG	30	4,439
	Roche Holding AG Bearer	82	11,271
	Roche Holding AG Genusschein	2,650	334,176
	Romande Energie Holding SA	2	3,588
	Schindler Holding AG	142	7,342
	SGS SA	37	41,493
	Sika AG	42	38,102
	Sonova Holding AG	610	40,455
# *	St. Galler Kantonalbank	24	8,493
#	Straumann Holding AG	41	7,497
	Sulzer AG	220	11,957
	Swiss Life Holding AG	577	44,640
	Swiss Re	3,509	83,294
	Swisscom AG	168	43,807
	Syngenta AG	157	33,518
	Syngenta AG ADR	2,800	119,420
# *	Temenos Group AG	407	5,635
*	UBS AG	7,061	96,993
*	UBS AG ADR	12,900	175,956
	Valiant Holding AG	159	27,962
	Valora Holding AG	40	6,988
	Verwaltungs und Privat-Bank AG	66	5,172
	Vontobel Holdings AG	326	7,235
	Zurich Financial Services AG	581	107,968

TOTAL — SWITZERLAND			3,472,236

UNITED KINGDOM — (16.7%)
COMMON STOCKS — (16.7%)
	Aberdeen Asset Management P.L.C.	12,404	24,054

30

	Admiral Group P.L.C.	2,000	26,746
	Aegis Group P.L.C.	4,450	5,957
	Aga Rangemaster Group P.L.C.	991	1,461
	Aggreko P.L.C.	4,921	41,735
	Amec P.L.C.	4,525	41,191
	Amlin P.L.C.	8,802	46,580
	Anglo American P.L.C.	5,968	128,421
	Antofagasta P.L.C.	5,359	45,991
	Arriva P.L.C.	192	1,311
	Ashmore Group P.L.C.	2,055	6,827
	Ashtead Group P.L.C.	7,030	6,506
	Associated British Foods P.L.C.	4,838	51,073
	AstraZeneca P.L.C. Sponsored ADR	6,200	216,814
	Atkins WS P.L.C.	469	4,230
*	Autonomy Corp. P.L.C.	3,220	67,553
	Aveva Group P.L.C.	341	2,837
	Aviva P.L.C.	29,918	137,744
	Babcock International Group P.L.C.	4,987	31,991
	BAE Systems P.L.C.	8,760	46,080
	Balfour Beatty P.L.C.	10,676	52,720
	Barclays P.L.C.	47,118	191,304
	Barclays P.L.C. Sponsored ADR	4,700	75,247
	BBA Aviation P.L.C.	3,762	5,822
	Beazley Group P.L.C.	4,572	6,807
	Bellway P.L.C.	653	6,880
	BG Group P.L.C.	11,887	189,810
	BHP Billiton P.L.C.	5,654	117,349
	BHP Billiton P.L.C. ADR	600	25,104
	Bodycote P.L.C.	1,509	3,180
	Bovis Homes Group P.L.C.	984	6,664
	BP P.L.C.	21,223	149,976
	BP P.L.C. Sponsored ADR	14,482	614,906
	Brit Insurance Holdings P.L.C.	2,338	6,351
	British Airways P.L.C.	10,649	23,059
	British American Tobacco P.L.C.	3,156	76,113
	British American Tobacco P.L.C. Sponsored ADR	1,000	48,620
	British Sky Broadcasting Group P.L.C. Sponsored ADR	2,100	59,745
	BT Group P.L.C. Sponsored ADR	4,600	63,158
*	BTG P.L.C.	2,325	4,993
	Bunzl P.L.C.	2,721	21,940
	Burberry Group P.L.C.	1,138	6,774
	Cadbury P.L.C. Sponsored ADR	1,752	52,718
*	Cairn Energy P.L.C.	1,349	42,295
	Capita Group P.L.C.	6,535	65,890
	Capital & Regional P.L.C.	980	498
	Carillion P.L.C.	7,129	27,844
	Carnival P.L.C.	945	25,968
	Carnival P.L.C. ADR	300	8,202
	Carphone Warehouse Group P.L.C.	4,267	9,344
	Catlin Group, Ltd.	8,661	44,820
	Centrica P.L.C.	21,408	71,575
	Charter International P.L.C.	1,105	9,092

31

	Chemring Group P.L.C.	221	6,856
	Close Brothers Group P.L.C.	835	7,716
	Cobham P.L.C.	16,984	44,000
*	COLT Telecom Group SA	3,584	4,989
	Compass Group P.L.C.	9,273	44,093
	Connaught P.L.C.	1,318	6,931
	Cookson Group P.L.C.	791	229
	Croda International P.L.C.	1,088	8,680
*	CSR P.L.C.	1,927	7,419
	Daily Mail & General Trust P.L.C. Series A	6,452	31,326
	Dairy Crest Group P.L.C.	971	4,444
*	Dana Petroleum P.L.C.	2,086	38,567
	Davis Service Group P.L.C.	640	2,469
	De la Rue P.L.C.	2,414	34,217
	Debenhams P.L.C.	8,185	11,010
	Diageo P.L.C.	2,096	25,005
	Diageo P.L.C. Sponsored ADR	2,200	105,270
	Dignity P.L.C.	709	5,495
	Dimension Data Holdings P.L.C.	10,469	7,860
	Drax Group P.L.C.	3,708	28,119
	DS Smith P.L.C.	3,133	3,575
	DSG International P.L.C.	6,901	4,372
*	easyJet P.L.C.	6,868	31,928
	Electrocomponents P.L.C.	2,964	6,897
	Elementis P.L.C.	7,421	2,835
	Evolution Group P.L.C.	5,130	9,047
	Experian P.L.C.	13,402	88,248
	F&C Asset Management P.L.C.	2,590	2,965
	Fenner P.L.C.	2,053	2,583
	Filtrona P.L.C.	2,925	5,145
	Firstgroup P.L.C.	10,256	50,175
	Forth Ports P.L.C.	305	4,396
	Friends Provident P.L.C.	48,161	45,317
	G4S P.L.C.	16,258	45,082
	Galliford Try P.L.C.	9,117	7,293
	Game Group P.L.C.	2,607	7,583
	Genus P.L.C.	670	5,989
	GlaxoSmithKline P.L.C. Sponsored ADR	11,150	342,974
	Greene King P.L.C.	1,008	9,252
	Halfords Group P.L.C.	1,884	9,222
	Halma P.L.C.	2,583	6,777
	Hargreaves Lansdown P.L.C.	7,474	24,214
	Hays P.L.C.	27,061	35,922
*	Henderson Group P.L.C.	5,163	6,673
*	Heritage Oil, Ltd.	3,429	19,330
	Hikma Pharmaceuticals P.L.C.	1,033	5,926
	Hiscox, Ltd.	7,950	39,357
	HMV Group P.L.C.	3,923	8,240
	Home Retail Group P.L.C.	14,675	54,001
	Homeserve P.L.C.	342	6,190
#	HSBC Holdings P.L.C. Sponsored ADR	19,196	683,378
	Hunting P.L.C.	602	4,110

32

	ICAP P.L.C.	6,186	33,815
	IG Group Holdings P.L.C.	1,351	4,370
	IMI P.L.C.	2,989	15,671
	Imperial Tobacco Group P.L.C.	2,706	61,741
	Inchcape P.L.C.	1,218	282
	Informa P.L.C.	8,284	36,207
	Inmarsat P.L.C.	2,221	15,835
	Intercontinental Hotels Group P.L.C. ADR	3,675	34,802
	Intermediate Capital Group P.L.C.	727	5,189
	International Personal Finance P.L.C.	2,220	4,760
	International Power P.L.C.	36,249	132,471
	Interserve P.L.C.	1,206	3,638
	Intertek Group P.L.C.	598	8,966
*	Invensys P.L.C.	12,141	35,457
	Investec P.L.C.	8,716	41,749
*	IP Group P.L.C.	7,800	5,320
	ITV P.L.C.	72,400	33,994
	Jardine Lloyd Thompson Group P.L.C.	1,371	8,927
	John Wood Group P.L.C.	6,063	21,221
	Johnson Matthey P.L.C.	2,830	49,974
	Kazakhmys P.L.C.	1,218	9,463
	Keller Group P.L.C.	732	6,405
	Kesa Electricals P.L.C.	3,133	6,108
	Kier Group P.L.C.	387	5,594
	Kingfisher P.L.C.	44,158	120,208
	Ladbrokes P.L.C.	3,130	10,812
	Laird P.L.C.	1,133	2,586
	Legal and General Group P.L.C.	59,492	50,630
	Lloyds Banking Group P.L.C.	34,166	55,417
	Lloyds Banking Group P.L.C. Sponsored ADR	3,600	23,076
	Logica P.L.C.	20,441	23,059
	London Stock Exchange Group P.L.C.	639	7,003
	Lonmin P.L.C.	1,465	30,763
	Man Group P.L.C.	16,928	62,570
	Marks & Spencer Group P.L.C.	15,598	77,276
	Marshalls P.L.C.	2,042	3,364
	Marston’s P.L.C.	2,225	5,600
	Meggitt P.L.C.	6,456	17,109
	Michael Page International P.L.C.	1,815	7,362
	Millennium and Copthorne Hotels P.L.C.	527	1,711
	Misys P.L.C.	3,617	7,382
	Mitie Group P.L.C.	2,420	7,453
	Mondi P.L.C.	11,114	28,820
	Morgan Crucible Co. P.L.C.	2,403	3,999
	Morgan Sindall P.L.C.	504	4,547
	Mothercare P.L.C.	1,256	7,084
	Mouchel Group P.L.C.	1,281	4,851
	N Brown Group P.L.C.	2,218	7,680
	National Grid P.L.C.	6,678	55,484
	National Grid P.L.C. Sponsored ADR	1,800	74,970
	Next P.L.C.	1,267	30,305
	Northern Foods P.L.C.	5,556	5,060

33

	Northgate P.L.C.	825	1,779
	Northumbrian Water Group P.L.C.	4,732	15,547
	Pearson P.L.C. Sponsored ADR	11,377	117,866
	Pennon Group P.L.C.	6,075	39,729
*	Peter Hambro Mining P.L.C.	412	3,845
	Petrofac, Ltd.	1,846	15,572
	Phoenix IT Group, Ltd.	1,162	2,509
	Premier Foods P.L.C.	26,772	14,166
*	Premier Oil P.L.C.	435	6,665
	Provident Financial P.L.C.	613	7,634
	Prudential P.L.C.	17,775	102,165
	PV Crystalox Solar P.L.C.	4,610	7,657
	PZ Cussons P.L.C.	2,842	6,682
	Qinetiq P.L.C.	3,402	6,645
*	Rank Group P.L.C.	6,444	6,330
	Rathbone Brothers P.L.C.	535	6,261
	Reckitt Benckiser Group P.L.C.	1,789	70,228
*	Redrow P.L.C.	1,945	5,728
	Reed Elsevier P.L.C. ADR	1,800	53,280
	Regus P.L.C.	6,442	7,294
	Rentokil Initial P.L.C.	17,970	17,336
	Rexam P.L.C.	14,774	68,434
*	Rolls-Royce Group P.L.C.(3283648)	31,147	154,407
*	Rolls-Royce Group P.L.C.(B526QW4)	2,672,412	3,953
	Rotork P.L.C.	450	5,382
	Royal Dutch Shell P.L.C. ADR	6,300	286,650
	Royal Dutch Shell P.L.C. Series B	5,568	126,007
	RPS Group P.L.C.	1,670	4,657
	RSA Insurance Group P.L.C.	24,778	47,670
	SABmiller P.L.C.	6,425	107,734
	Sage Group P.L.C.	15,525	42,277
	Sainsbury (J.) P.L.C.	15,654	75,860
*	Salamander Energy P.L.C.	3,020	7,546
	Savills P.L.C.	1,087	4,499
	Schroders P.L.C.	2,494	30,206
	Schroders P.L.C. Non-Voting	566	5,783
	Scottish & Southern Energy P.L.C.	2,452	39,959
	Senior P.L.C.	4,703	2,437
	Serco Group P.L.C.	6,768	36,514
	Severn Trent P.L.C.	4,470	68,776
	Shanks Group P.L.C.	2,210	3,183
	Shire P.L.C. ADR	1,200	44,724
	SIG P.L.C.	2,126	4,998
#	Smith & Nephew P.L.C. Sponsored ADR	2,100	73,605
	Smiths Group P.L.C.	4,620	49,648
*	Soco International P.L.C.	249	4,529
	Spectris P.L.C.	666	5,779
	Speedy Hire P.L.C.	633	2,225
	Spirax-Sarco Engineering P.L.C.	1,260	15,875
	Spirent Communications P.L.C.	8,253	6,856
	SSL International P.L.C.	1,144	8,020
	St. Jame’s Place P.L.C.	3,661	9,081

34

	St. Modwen Properties P.L.C.	1,657	4,245
	Stagecoach Group P.L.C.	2,368	4,557
	Standard Chartered P.L.C.	12,725	196,847
	Standard Life P.L.C.	19,490	54,190
	Tesco P.L.C.	28,457	140,999
	The Weir Group P.L.C.	5,091	36,115
	Thomas Cook Group P.L.C.	6,532	25,215
	Thomson Reuters P.L.C.	2,373	61,037
	Tomkins P.L.C.	13,741	35,080
	Tomkins P.L.C. Sponsored ADR	900	9,126
	Travis Perkins P.L.C.	1,413	14,594
	Trinity Mirror P.L.C.	3,332	2,622
	TUI Travel P.L.C.	10,081	37,576
	Tullett Prebon P.L.C.	1,103	4,325
	Tullow Oil P.L.C.	8,086	95,454
*	UK Coal P.L.C.	1,131	1,994
	Ultra Electronics Holdings P.L.C.	409	7,171
	Unilever P.L.C. Sponsored ADR	3,900	75,894
	United Utilities Group P.L.C.	11,041	82,569
	Vedanta Resources P.L.C.	504	7,883
	Venture Production P.L.C.	755	8,904
	Vodafone Group P.L.C.	69,827	128,340
	Vodafone Group P.L.C. Sponsored ADR	27,400	502,790
	VT Group P.L.C.	792	5,390
	Wellstream Holdings P.L.C.	488	3,709
	WH Smith P.LC.	1,375	8,474
	Whitbread P.L.C.	2,989	41,345
	William Hill P.L.C.	2,842	9,126
	William Morrison Supermarkets P.L.C.	22,498	81,495
	Wincanton P.L.C.	1,461	3,432
*	Wolseley P.L.C.	4,144	74,322
*	WPP P.L.C.	6,757	46,231
*	WPP P.L.C. Sponsored ADR	1,900	64,828
	Xchanging P.L.C.	3,063	8,358
	Xstrata P.L.C.	10,802	95,232
	Yell Group P.L.C.	10,048	5,853

TOTAL — UNITED KINGDOM			10,219,215

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (5.4%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $4,735,000 FHLMC 6.040%(r), 11/01/36, valued at $3,367,856) to be repurchased at $3,316,018	$3,316	3,316,000

		Shares
SECURITIES LENDING COLLATERAL — (13.9%)
§ @	DFA Short Term Investment Fund LP	6,335,680	6,335,680

35

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $2,243,038) to be repurchased at $2,199,067	$2,199	2,199,057
TOTAL SECURITIES LENDING COLLATERAL		8,534,737

TOTAL INVESTMENTS - (100.0%) (Cost $77,696,926)		$61,358,127

See accompanying Notes to Financial Statements.

36

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (88.2%)
Consumer Discretionary — (15.3%)
*	4Kids Entertainment, Inc.	3,800	$4,864
* #	99 Cents Only Stores	11,100	119,214
*	A.C. Moore Arts & Crafts, Inc.	4,100	12,095
	Aldila, Inc.	1,900	7,752
*	Alloy, Inc.	5,291	24,180
	American Greetings Corp. Class A	19,000	149,150
*	America’s Car-Mart, Inc.	4,400	71,368
	Arctic Cat, Inc.	4,500	18,000
	ArvinMeritor, Inc.	27,500	34,100
	Asbury Automotive Group, Inc.	13,770	133,156
*	Audiovox Corp. Class A	5,000	27,800
*	AutoNation, Inc.	9,800	173,558
*	Avatar Holdings, Inc.	3,200	59,456
*	Ballantyne of Omaha, Inc.	4,600	10,810
	Barnes & Noble, Inc.	8,800	229,856
	Bassett Furniture Industries, Inc.	4,200	9,492
	Beasley Broadcast Group, Inc.	2,750	6,270
	bebe stores, inc.	400	3,680
	Belo Corp.	5,760	10,944
	Belo Corp. Class A	27,700	47,090
#	Blockbuster, Inc. Class A	29,419	23,535
*	Bluegreen Corp.	10,480	20,017
	Bob Evans Farms, Inc.	13,400	324,950
#	Bon-Ton Stores, Inc.	100	295
	Books-A-Million, Inc.	1,770	10,160
#	Boyd Gaming Corp.	5,900	54,221
	Brookfield Homes Corp.	7,000	36,750
	Brown Shoe Company, Inc.	7,600	48,868
	Brunswick Corp.	16,021	95,806
*	Build-A-Bear-Workshop, Inc.	2,400	13,104
* #	Cabela’s, Inc.	13,500	172,935
*	Cache, Inc.	2,000	9,100
* #	California Coastal Communities, Inc.	2,900	3,857
	Callaway Golf Co.	4,400	33,220
	Carmike Cinemas, Inc.	4,500	18,360
*	Carriage Services, Inc.	6,800	17,884
*	Cavalier Homes, Inc.	7,000	11,620
*	Cavco Industries, Inc.	2,000	46,880
#	Centex Corp.	4,400	48,136
*	Cheesecake Factory, Inc.	5,700	99,009
*	Chico’s FAS, Inc.	7,200	55,008
	Christopher & Banks Corp.	2,100	11,676
	Churchill Downs, Inc.	3,200	111,392

1

	Cinemark Holdings, Inc.	5,200	46,280
	Coachmen Industries, Inc.	4,100	3,464
	Coast Distribution System, Inc.	800	816
	Cobra Electronics Corp.	1,000	1,840
	Collectors Universe, Inc.	2,970	11,910
	Columbia Sportswear Co.	1,400	43,008
*	Concord Camera Corp.	2,105	6,210
* #	Conn’s, Inc.	3,000	49,320
	Cooper Tire & Rubber Co.	22,700	187,729
*	Cost Plus, Inc.	876	1,647
*	Cox Radio, Inc.	13,400	64,320
	CSS Industries, Inc.	4,100	81,426
*	Culp, Inc.	4,464	19,686
* #	Cumulus Media, Inc. Class A	15,500	19,065
*	Cybex International, Inc.	1,900	2,080
*	dELiA*s, Inc.	4,300	9,245
*	Delta Apparel, Inc.	1,040	6,230
*	Design Within Reach, Inc.	1,000	870
*	Destination Maternity Corp.	1,800	24,156
* #	Diedrich Coffee, Inc.	1,294	12,578
	Dillards, Inc. Class A	15,300	117,963
	DineEquity, Inc.	1,100	35,244
*	Dixie Group, Inc.	3,900	7,566
*	Dorman Products, Inc.	2,900	31,030
	Dover Motorsports, Inc.	3,360	5,342
*	Duckwall-ALCO Stores, Inc.	1,100	12,430
#	Eastman Kodak Co.	16,200	49,410
*	Emerson Radio Corp.	9,600	6,144
	Emmis Communications Corp. Class A	9,529	3,335
	Entercom Communications Corp.	11,400	18,924
*	Entravision Communications Corp.	23,500	11,985
#	Ethan Allen Interiors, Inc.	100	1,345
	Finish Line, Inc. Class A	2,307	19,609
	Fisher Communications, Inc.	1,100	13,266
	Flexsteel Industries, Inc.	600	4,266
	Foot Locker, Inc.	10,300	122,467
*	Franklin Covey Co.	6,600	27,654
*	Franklin Electronic Publishers, Inc.	3,000	2,400
	Fred’s, Inc.	13,420	183,317
	Furniture Brands International, Inc.	18,400	58,144
* #	Gander Mountain Co.	8,960	34,944
*	Gaylord Entertainment Co.	200	2,788
*	G-III Apparel Group, Ltd.	3,100	24,862
	Gray Television, Inc. Class A	1,000	1,000
*	Great Wolf Resorts, Inc.	11,000	40,590
	Group 1 Automotive, Inc.	7,650	162,945
*	Harris Interactive, Inc.	18,300	7,320
#	Harte-Hanks, Inc.	1,300	10,738
*	Hastings Entertainment, Inc.	3,300	11,880
	Haverty Furniture Co., Inc.	6,670	72,369
	Heelys, Inc.	2,100	3,843
*	Helen of Troy, Ltd.	8,000	127,600
*	Hollywood Media Corp.	3,600	3,456
* #	Hot Topic, Inc.	700	8,568
* #	Hovnanian Enterprises, Inc. Class A	300	831

2

*	Iconix Brand Group, Inc.	4,900	69,874
*	Interstate Hotels & Resorts, Inc.	9,091	4,364
*	Isle of Capri Casinos, Inc.	1,200	12,888
*	J. Alexander’s Corp.	2,399	9,596
*	JAKKS Pacific, Inc.	10,700	135,355
*	Jarden Corp.	12,266	246,547
*	Jo-Ann Stores, Inc.	8,900	163,048
	Johnson Outdoors, Inc.	2,777	17,606
	Jones Apparel Group, Inc.	22,000	203,280
	Journal Communications, Inc. Class A	15,134	23,458
#	KB HOME	15,500	280,085
	Kenneth Cole Productions, Inc. Class A	4,100	28,372
	Kimball International, Inc. Class B	7,471	41,016
*	Kirkland’s, Inc.	6,000	41,100
	K-Swiss, Inc. Class A	1,800	18,072
	LaCrosse Footwear, Inc.	900	6,939
*	Lakeland Industries, Inc.	2,120	15,879
*	Lakes Entertainment, Inc.	7,350	23,079
	Landry’s Restaurants, Inc.	7,200	65,808
*	Lazare Kaplan International, Inc.	2,900	3,886
	La-Z-Boy, Inc.	2,924	7,778
*	LeapFrog Enterprises, Inc.	16,400	29,356
*	Lear Corp.	6,600	5,280
#	Lee Enterprises, Inc.	2,825	1,073
#	Lennar Corp. Class A	13,300	129,542
*	Liberty Media Corp. Capital Class A	3,900	45,630
#	Lifetime Brands, Inc.	4,800	13,488
	Lithia Motors, Inc. Class A	5,052	14,752
*	Live Nation, Inc.	1,500	5,865
*	Lodgian, Inc.	8,606	22,117
*	Luby’s, Inc.	8,900	47,704
	M/I Homes, Inc.	3,540	54,056
*	Mace Security International, Inc.	4,600	4,094
*	MarineMax, Inc.	6,400	29,120
	MDC Holdings, Inc.	500	17,090
	Media General, Inc. Class A	8,000	20,800
#	Meredith Corp.	2,100	52,668
*	Meritage Homes Corp.	1,200	24,972
	Modine Manufacturing Co.	11,503	43,941
* #	Mohawk Industries, Inc.	3,800	179,778
*	Morton’s Restaurant Group, Inc.	3,500	16,240
	Movado Group, Inc.	3,300	30,261
*	MTR Gaming Group, Inc.	5,500	11,330
*	Multimedia Games, Inc.	8,100	17,172
	National Presto Industries, Inc.	800	57,008
	Nautilus Group, Inc.	11,000	11,000
*	Navarre Corp.	8,000	3,441
*	New Motion, Inc.	2,907	2,704
*	New York & Co., Inc.	1,100	6,380
*	Nobel Learning Communities, Inc.	100	1,184
	OfficeMax, Inc.	11,300	84,185
	Orleans Homebuilders, Inc.	11,400	23,940
	O’Charleys, Inc.	9,029	62,932
	Oxford Industries, Inc.	6,100	59,414
*	Palm Harbor Homes, Inc.	8,207	24,949

3

#	Penske Automotive Group, Inc.	27,670	366,627
*	Perry Ellis International, Inc.	4,350	31,885
	Phillips-Van Heusen Corp.	400	11,612
*	Phoenix Footwear Group, Inc.	100	41
	Pier 1 Imports, Inc.	8,107	15,160
* #	Pinnacle Entertainment, Inc.	11,600	144,768
*	Pomeroy IT Solutions, Inc.	3,800	13,414
*	Proliance International, Inc.	5,474	1,259
*	Quiksilver, Inc.	11,100	18,315
*	RC2 Corp.	5,553	62,804
*	Reading International, Inc. Class A	1,086	3,828
*	Reading International, Inc. Class B	60	255
*	Red Lion Hotels Corp.	6,700	30,619
*	Regent Communications, Inc.	12,500	1,687
	Regis Corp.	13,290	254,371
*	Rent-A-Center, Inc.	900	17,325
*	Retail Ventures, Inc.	900	2,340
*	Rex Stores Corp.	2,450	29,155
*	Rockford Corp.	2,200	880
* #	Rocky Brands, Inc.	1,900	6,935
*	Rubio’s Restaurants, Inc.	600	3,210
	Russ Berrie & Co., Inc.	4,600	8,786
	Ryland Group, Inc.	12,600	260,946
*	Saga Communications, Inc.	3,913	36,430
	Salem Communications Corp.	6,200	3,906
#	Scholastic Corp.	13,900	274,247
	Service Corp. International	13,300	60,249
	Shiloh Industries, Inc.	5,891	14,727
*	Shoe Carnival, Inc.	3,000	34,980
*	Silverleaf Resorts, Inc.	12,000	9,720
	Sinclair Broadcast Group, Inc. Class A	1,100	1,221
*	Skechers U.S.A., Inc. Class A	2,500	29,250
	Skyline Corp.	3,000	62,190
#	Sonic Automotive, Inc.	12,687	65,465
* #	Source Interlink Companies, Inc.	13,600	1,374
*	Spanish Broadcasting System, Inc.	13,000	2,340
	Speedway Motorsports, Inc.	13,100	196,500
*	Sport Chalet, Inc. Class A	4,484	2,646
*	Sport Chalet, Inc. Class B	150	232
	Sport Supply Group, Inc.	24,000	144,480
	Stage Stores, Inc.	15,625	191,406
	Standard Motor Products, Inc.	6,400	25,600
	Standard Pacific Corp.	18,200	34,034
	Stanley Furniture, Inc.	2,500	25,650
*	Steinway Musical Instruments, Inc.	1,600	21,488
	Stewart Enterprises, Inc.	21,307	74,361
*	Stoneridge, Inc.	6,900	15,939
#	Superior Industries International, Inc.	8,500	128,180
	Superior Uniform Group, Inc.	2,395	18,274
*	Syms Corp.	4,986	28,221
	Systemax, Inc.	200	3,372
	Talbots, Inc.	200	472
	Tandy Brand Accessories, Inc.	2,500	5,325
*	Tarrant Apparel Group	3,400	2,652
* #	The Dress Barn, Inc.	10,500	158,970

4

	The Marcus Corp.	4,500	57,150
	The Men’s Wearhouse, Inc.	3,300	61,512
	The Pep Boys - Manny, Moe & Jack	17,200	127,280
*	The Steak n Shake Co.	10,200	117,912
*	Trans World Entertainment Corp.	8,600	5,848
*	Unifi, Inc.	18,826	16,943
	Unifirst Corp.	3,100	115,599
*	Valassis Communications, Inc.	400	2,068
	Virco Manufacturing Corp.	4,600	14,628
*	Wells-Gardner Electronics Corp.	2,318	1,785
*	West Marine, Inc.	6,879	39,554
#	Whirlpool Corp.	100	4,516
*	WPT Enterprises, Inc.	3,520	2,640
* #	Zale Corp.	17,200	63,984
Total Consumer Discretionary			10,420,111

Consumer Staples — (4.0%)
*	Caribou Coffee Co.	2,694	10,776
*	Central Garden & Pet Co.	8,400	80,808
*	Central Garden & Pet Co. Class A	13,800	125,166
#	Chiquita Brands International, Inc.	14,800	112,036
* #	Collective Brands, Inc.	11,000	159,720
*	Craft Brewers Alliance, Inc.	3,112	6,753
	Del Monte Foods Co.	31,571	238,361
	Farmer Brothers Co.	5,500	108,625
*	Fresh Del Monte Produce, Inc.	300	4,356
*	Hain Celestial Group, Inc.	13,200	220,308
	Imperial Sugar Co.	10,929	71,585
	Ingles Market, Inc. Class A	100	1,561
#	Mannatech, Inc.	22,117	96,651
*	Maui Land & Pineapple Co., Inc.	2,900	18,415
	MGP Ingredients, Inc.	2,881	4,840
*	Monterey Pasta Co.	5,100	6,732
	Nash-Finch Co.	4,036	118,214
*	Natural Alternatives International, Inc.	1,600	9,616
* #	Natural Health Trends Corp.	1,300	734
	Oil-Dri Corp. of America	125	2,017
*	Pantry, Inc.	7,500	177,150
*	Parlux Fragrances, Inc.	6,953	16,687
*	Prestige Brands Holdings, Inc.	18,000	116,280
*	Sanfilippo (John B.) & Son, Inc.	2,900	16,530
*	Schiff Nutrition International, Inc.	500	2,400
	Seaboard Corp.	200	187,000
*	Smart Balance, Inc.	100	703
*	Smithfield Foods, Inc.	1,690	14,602
	Tasty Baking Co.	2,500	10,625
	The Stephan Co.	200	402
*	TreeHouse Foods, Inc.	9,100	241,969
#	Universal Corp.	2,027	61,134
	Weis Markets, Inc.	8,600	318,114
*	Winn-Dixie Stores, Inc.	12,248	140,362
*	Zapata Corp.	1,840	11,574
Total Consumer Staples			2,712,806

5

Energy — (4.1%)
*	Allis-Chalmers Energy, Inc.	7,800	15,054
	Alon USA Energy, Inc.	2,700	34,290
*	Basic Energy Services, Inc.	9,700	98,940
*	Brigham Exploration Co.	16,400	38,376
* #	Bristow Group, Inc.	3,500	79,660
*	Bronco Drilling Co., Inc.	9,900	54,351
*	Cal Dive International, Inc.	1,600	12,672
*	Callon Petroleum Co.	6,538	11,507
	Cimarex Energy Co.	1,140	30,666
*	Complete Production Services, Inc.	13,000	86,840
* #	Comstock Resources, Inc.	300	10,338
*	CVR Energy, Inc.	1,300	9,568
	Delek US Holdings, Inc.	4,200	43,134
*	Encore Acquisition Co.	1,500	43,785
*	Endeavour International Corp.	400	636
*	Exterran Holdings, Inc.	6,609	136,476
*	Geomet, Inc.	6,300	5,922
*	Global Industries, Ltd.	4,700	30,409
	Gulf Island Fabrication, Inc.	300	3,882
*	Gulfmark Offshore, Inc.	2,100	56,448
*	Gulfport Energy Corp.	5,200	15,444
*	Harvest Natural Resources, Inc.	13,500	68,850
*	HKN, Inc.	3,300	5,610
*	Mariner Energy, Inc.	22,800	259,464
*	Meridian Resource Corp.	21,022	5,676
*	Natural Gas Services Group, Inc.	300	2,994
*	Newpark Resources, Inc.	30,700	85,960
#	Overseas Shipholding Group, Inc.	700	20,097
*	Parker Drilling Co.	2,300	6,348
	Patterson-UTI Energy, Inc.	2,700	34,317
*	Petroleum Development Corp.	4,960	80,402
*	PHI, Inc.	4,500	50,940
*	Pioneer Drilling Co.	14,053	70,265
*	Plains Exploration & Production Co.	7,300	137,751
*	PowerSecure International, Inc.	1,400	5,796
	Rowan Companies, Inc.	1,300	20,293
*	Royale Energy, Inc.	2,090	3,929
*	SEACOR Holdings, Inc.	1,480	97,266
*	Stone Energy Corp.	6,736	29,032
*	Swift Energy Corp.	10,800	116,856
	Tesoro Petroleum Corp.	10,600	161,650
	Toreador Resources Corp.	1,100	4,070
* #	Trico Marine Services, Inc.	5,100	19,788
*	Union Drilling, Inc.	7,200	43,128
*	Unit Corp.	1,800	49,122
#	USEC, Inc.	31,430	194,552
*	Western Refining, Inc.	6,900	86,871
*	Whiting Petroleum Corp.	9,800	321,048
Total Energy			2,800,473

Financials — (24.5%)
	1st Source Corp.	7,680	150,835
	21st Century Holding Co.	2,500	9,925
	Abington Bancorp, Inc.	8,624	75,805
	Advanta Corp. Class A	1,600	1,248

6

	Affirmative Insurance Holdings, Inc.	5,200	17,212
	Allied World Assurance Co. Holdings, Ltd.	1,800	66,852
	Amcore Financial, Inc.	7,874	11,575
	American Bancorp of New Jersey, Inc.	4,800	48,384
	American Equity Investment Life Holding Co.	20,500	115,415
	American Financial Group, Inc.	3,900	68,562
	American Physicians Capital, Inc.	1,687	70,280
	American Physicians Services Group, Inc.	500	10,045
	American West Bancorporation	130	104
* #	AmeriCredit Corp.	22,900	232,893
	Ameris Bancorp	4,300	28,165
*	Amerisafe, Inc.	1,500	23,040
	AmeriServe Financial, Inc.	8,400	14,868
	Anchor Bancorp Wisconsin, Inc.	7,600	12,388
*	Appalachian Bancshares, Inc.	662	801
*	Argo Group International Holdings, Ltd.	5,102	142,805
	Aspen Insurance Holdings, Ltd.	3,900	91,962
	Asset Acceptance Capital Corp.	8,800	72,952
	Associated Banc-Corp.	800	12,376
*	Atlantic American Corp.	1,900	1,263
* #	B of I Holding, Inc.	4,482	28,730
	Baldwin & Lyons, Inc. Class B	3,050	61,152
*	Bancinsurance Corp.	625	2,391
	BancTrust Financial Group, Inc.	4,257	28,011
	Bank Mutual Corp.	3,800	39,026
*	Bank of Florida Corp.	4,593	14,698
	Bank of Granite Corp.	5,200	10,920
#	BankAtlantic Bancorp, Inc.	2,803	6,503
	BankFinancial Corp.	6,739	72,107
#	Banner Corp.	6,125	28,420
	Berkshire Hills Bancorp, Inc.	3,700	83,472
*	BNS Holding, Inc.	240	480
#	Boston Private Financial Holdings, Inc.	13,300	61,313
	Brookline Bancorp, Inc.	22,100	219,232
	Cadence Financial Corp.	4,023	13,558
	California First National Bancorp	1,000	11,930
	Capital Southwest Corp.	300	23,328
#	Capitol Bancorp, Ltd.	4,500	16,470
	Cardinal Financial Corp.	8,700	68,295
	Cascade Financial Corp.	2,600	8,450
#	Cathay General Bancorp	17,600	197,472
	Center Financial Corp.	1,379	3,503
*	Central Jersey Bancorp	2,678	16,041
	Central Pacific Financial Corp.	11,700	68,562
	CFS Bancorp, Inc.	3,600	13,176
	Chemical Financial Corp.	9,080	193,858
	Citizens Community Bancorp, Inc.	2,754	16,524
	Citizens First Bancorp, Inc.	2,700	3,483
	Citizens Republic Bancorp, Inc.	20,811	34,962
*	CNA Surety Corp.	15,930	306,652
	Columbia Banking System, Inc.	4,900	48,510
* #	Community Bancorp	800	1,800
	Community Bank System, Inc.	10,000	164,500
	Community Trust Bancorp, Inc.	2,600	78,676
	Compass Diversified Holdings	6,500	58,110

7

* #	CompuCredit Corp.	9,303	29,770
*	Consumer Portfolio Services, Inc.	7,579	5,608
*	Core-Mark Holding Co., Inc.	2,711	51,970
*	Cowen Group, Inc.	4,728	27,281
*	Crescent Financial Corp.	3,419	13,471
*	Dearborn Bancorp, Inc.	1,979	4,334
	Delphi Financial Group, Inc. Class A	15,896	274,524
	Donegal Group, Inc. Class A	7,473	109,405
	Donegal Group, Inc. Class B	592	9,203
* #	E*TRADE Financial Corp.	17,600	25,168
	East West Bancorp, Inc.	3,600	24,588
	Eastern Insurance Holdings, Inc.	3,764	30,375
	EMC Insurance Group, Inc.	4,700	106,502
*	Encore Bancshares, Inc.	300	2,742
*	Encore Capital Group, Inc.	8,700	76,038
	Endurance Specialty Holdings, Ltd.	2,900	75,864
	ESSA Bancorp, Inc.	1,900	25,916
#	F.N.B. Corp.	8,961	67,387
	Farmers Capital Bank Corp.	1,442	30,599
	FBL Financial Group, Inc. Class A	10,900	62,675
	Federal Agriculture Mortgage Corp. Class C	2,700	8,532
	Fidelity Southern Corp.	1,218	2,911
#	Financial Federal Corp.	5,085	125,142
	Financial Institutions, Inc.	950	14,107
*	First Acceptance Corp.	5,500	14,025
	First American Corp.	3,400	95,472
	First Bancorp (318672102)	1,800	9,918
	First Bancorp (318910106)	2,000	24,340
#	First Busey Corp.	9,462	74,087
	First Defiance Financial Corp.	1,650	16,995
	First Federal Bancshares of Arkansas, Inc.	700	2,810
	First Federal of Northern Michigan Bancorp, Inc.	200	276
	First Financial Bancorp	75	809
	First Horizon National Corp.	5,441	62,630
*	First Investors Financial Services Group, Inc.	500	1,875
*	First Keystone Financial, Inc.	100	759
	First Merchants Corp.	6,300	76,608
	First Midwest Bancorp, Inc.	1,000	8,860
	First Niagara Financial Group, Inc.	40,583	549,494
	First Place Financial Corp.	6,075	34,506
* #	First Regional Bancorp	4,086	5,108
	First Security Group, Inc.	2,635	10,171
	Firstbank Corp.	105	659
*	FirstCity Financial Corp.	3,700	11,655
	Flagstone Reinsurance Holdings, Ltd.	3,100	28,706
	Flushing Financial Corp.	4,709	43,370
	FNB United Corp.	4,100	13,079
* #	Forestar Group, Inc.	100	1,286
*	FPIC Insurance Group, Inc.	3,000	91,620
	Fulton Financial Corp.	8,100	53,541
	German American Bancorp, Inc.	3,726	44,339
*	Golfsmith International Holdings, Inc.	1,600	1,696
	Great Southern Bancorp, Inc.	1,900	31,331
#	Greene Bancshares, Inc.	3,936	33,456
*	Guaranty Bancorp	20,000	44,400

8

	Guaranty Federal Bancshares, Inc.	100	501
*	Hallmark Financial Services, Inc.	6,106	41,032
	Hampden Bancorp, Inc.	1,000	9,700
	Hampton Roads Bankshares, Inc.	900	6,705
	Hanmi Financial Corp.	5,000	7,750
	Hanover Insurance Group, Inc.	700	20,986
	Harleysville Group, Inc.	9,618	278,153
	Harleysville National Corp.	10,536	92,401
*	Harris & Harris Group, Inc.	23,200	112,288
	Hercules Technology Growth Capital, Inc.	676	4,063
	Heritage Commerce Corp.	4,300	34,744
	HF Financial Corp.	363	4,175
*	Hilltop Holdings, Inc.	3,400	38,522
	HMN Financial, Inc.	750	3,600
	Home Bancshares, Inc.	64	1,411
	Home Federal Bancorp, Inc.	4,500	45,405
	HopFed Bancorp, Inc.	657	6,242
	Horace Mann Educators Corp.	14,766	129,645
#	Horizon Financial Corp.	1,700	2,533
	Huntington Bancshares, Inc.	6,000	16,740
	IBERIABANK Corp.	4,305	196,652
	Independence Holding Co.	5,757	29,764
	Independent Bank Corp. (453836108)	1,829	36,507
#	Independent Bank Corp. (453838104)	7,900	14,220
	Infinity Property & Casualty Corp.	6,600	232,584
	Integra Bank Corp.	6,992	15,103
#	International Bancshares Corp.	1,400	18,914
	Intervest Bancshares Corp.	1,700	6,681
	IPC Holdings, Ltd.	1,300	33,852
	Irwin Financial Corp.	11,200	14,112
#	Jones Lang LaSalle, Inc.	1,800	58,086
*	LaBranche & Co., Inc.	14,530	60,735
	Lakeland Bancorp, Inc.	8,014	68,199
	Legacy Bancorp, Inc.	3,500	37,065
	Legg Mason, Inc.	4,400	88,308
	LNB Bancorp, Inc.	2,597	14,894
*	Louisiana Bancorp, Inc.	696	9,605
	Macatawa Bank Corp.	4,400	13,948
	MainSource Financial Group, Inc.	6,528	56,532
*	Market Leader, Inc.	2,300	4,439
*	Marlin Business Services, Inc.	4,200	13,398
	Marshall & Ilsley Corp.	4,100	23,698
	MB Financial, Inc.	12,800	174,464
* #	MBIA, Inc.	13,800	65,274
	MBT Financial Corp.	5,800	14,616
	Meadowbrook Insurance Group, Inc.	20,452	121,689
	Medallion Financial Corp.	6,000	44,220
	Mercantile Bank Corp.	1,015	3,928
	Mercer Insurance Group, Inc.	2,391	34,956
*	Meridian Interstate Bancorp, Inc.	200	1,596
	MicroFinancial, Inc.	2,400	5,520
	MidSouth Bancorp, Inc.	7,300	78,329
#	Midwest Banc Holdings, Inc.	8,293	13,435
	Nara Bancorp, Inc.	400	1,484
#	National Penn Bancshares, Inc.	18,842	152,432

9

*	Navigators Group, Inc.	6,000	272,280
	Nelnet, Inc. Class A	13,000	78,390
	New Hampshire Thrift Bancshares, Inc.	200	1,814
	New Westfield Financial, Inc.	5,100	47,634
#	NewAlliance Bancshares, Inc.	42,279	545,822
	NewBridge Bancorp	1,900	4,047
*	Newtek Business Services, Inc.	1,700	697
*	Nexity Financial Corp.	2,500	500
	North Valley Bancorp	200	966
	Northeast Community Bancorp, Inc.	4,700	35,274
	NYMAGIC, Inc.	3,249	38,306
*	Ocwen Financial Corp.	18,089	201,150
	Odyssey Re Holdings Corp.	700	26,803
	Old Republic International Corp.	13,100	122,747
	OneBeacon Insurance Group, Ltd.	4,100	47,642
	Pacific Capital Bancorp	7,400	51,356
*	Pacific Mercantile Bancorp	2,964	10,018
*	Pacific Premier Bancorp, Inc.	800	3,392
	Parkvale Financial Corp.	100	1,061
	Patriot National Bancorp	1,800	7,092
	Peoples Bancorp, Inc.	3,800	62,966
* #	PHH Corp.	17,000	285,260
*	PICO Holdings, Inc.	3,761	112,830
* #	Pinnacle Financial Partners, Inc.	7,600	135,584
*	Piper Jaffray Companies, Inc.	3,700	128,279
*	PMA Capital Corp. Class A	10,451	39,191
	PMI Group, Inc.	2,300	1,449
	Preferred Bank	600	2,592
	Presidential Life Corp.	7,200	76,968
*	ProAssurance Corp.	11,400	500,916
	Prosperity Bancshares, Inc.	15,000	416,550
	Protective Life Corp.	1,100	9,427
#	Provident Bankshares Corp.	11,000	96,690
	Provident Financial Holdings, Inc.	2,100	13,881
	Provident Financial Services, Inc.	24,000	256,080
	Provident New York Bancorp	15,000	127,050
	Rainier Pacific Financial Group, Inc.	2,200	2,750
	Reinsurance Group of America, Inc.	2,760	87,740
	Renasant Corp.	7,550	106,455
*	Republic First Bancorp, Inc.	225	1,852
	Resource America, Inc.	6,400	31,744
*	Rewards Network, Inc.	8,700	32,451
	Riverview Bancorp, Inc.	4,200	14,742
	Rome Bancorp, Inc.	3,000	27,000
	Safety Insurance Group, Inc.	5,800	191,690
	Sanders Morris Harris Group, Inc.	8,900	40,228
	Sandy Spring Bancorp, Inc.	3,998	64,968
*	Seabright Insurance Holdings	7,500	69,600
#	Seacoast Banking Corp. of Florida	2,700	11,394
#	Security Bank Corp.	1,571	895
	Selective Insurance Group, Inc.	19,700	290,772
	SI Financial Group, Inc.	1,327	5,308
#	South Financial Group, Inc.	25,400	42,164
	Southern Community Financial Corp.	6,200	22,382
*	Southern Connecticut Bancorp, Inc.	100	550

10

*	Southern First Bancshares, Inc.	200	1,150
	Southwest Bancorp, Inc.	4,864	33,318
*	Specialty Underwriters’ Alliance, Inc.	1,900	6,821
	State Auto Financial Corp.	14,000	227,220
	State Bancorp, Inc.	100	824
	StellarOne Corp.	135	1,737
	Sterling Bancshares, Inc.	2,700	17,955
#	Sterling Financial Corp.	10,300	32,857
	Stewart Information Services Corp.	6,200	140,182
*	Stratus Properties, Inc.	650	5,870
	Student Loan Corp.	400	19,264
*	Sun American Bancorp	1,160	406
*	Sun Bancorp, Inc.	8,064	53,061
*	Superior Bancorp	2,625	11,104
#	Susquehanna Bancshares, Inc.	26,797	215,984
	SWS Group, Inc.	2,700	34,533
	Synovus Financial Corp.	10,400	33,592
	Taylor Capital Group, Inc.	3,600	15,300
*	Texas Capital Bancshares, Inc.	800	11,200
*	The Bancorp, Inc.	2,006	10,852
	The Phoenix Companies, Inc.	24,100	37,596
*	Thomas Weisel Partners Group, Inc.	7,106	32,119
	TIB Financial Corp.	1,834	5,722
*	Tidelands Bancshares, Inc.	200	748
	TierOne Corp.	5,100	10,812
	Timberland Bancorp, Inc.	400	2,172
	Transatlantic Holdings, Inc.	4,166	158,016
*	Trenwick Group, Ltd.	1,225	12
* #	Triad Guaranty, Inc.	2,897	956
#	Trustmark Corp.	10,300	223,922
#	UCBH Holdings, Inc.	18,800	24,064
	Umpqua Holdings Corp.	18,900	181,251
	Unico American Corp.	1,400	11,172
	Union Bankshares Corp.	4,404	75,264
*	United America Indemnity, Ltd.	2,953	14,972
*	United Capital Corp.	700	12,572
#	United Community Banks, Inc.	12,994	83,811
	United Financial Bancorp, Inc.	4,288	56,902
	United Fire & Casualty Co.	9,946	185,692
	United Western Bancorp, Inc.	2,600	24,050
	Unitrin, Inc.	4,000	68,000
*	Universal American Corp.	8,568	88,507
	Washington Federal, Inc.	4,201	54,529
#	Webster Financial Corp.	18,800	98,324
	Wesbanco, Inc.	8,568	170,418
	West Bancorporation	21,865	192,412
*	Western Alliance Bancorp	2,600	16,926
	White Mountains Insurance Group, Ltd.	400	76,528
	Whitney Holding Corp.	14,900	178,204
*	Wilshire Enterprises, Inc.	515	773
	Wintrust Financial Corp.	8,700	147,900
	Yadkin Valley Financial Corp.	3,382	27,732
	Zenith National Insurance Corp.	11,900	271,201
	Zions Bancorporation	3,800	41,534
*	ZipRealty, Inc.	1,329	3,734
Total Financials			16,751,064

11

Health Care — (5.4%)
*	Adolor Corp.	5,884	13,239
*	Albany Molecular Research, Inc.	12,600	122,976
*	Allied Healthcare International, Inc.	16,200	25,272
*	Allied Healthcare Products, Inc.	1,700	9,656
*	Allion Healthcare, Inc.	6,200	34,534
*	American Dental Partners, Inc.	1,050	7,292
*	American Shared Hospital Services	400	820
*	AMICAS, Inc.	16,950	36,612
*	Amsurg Corp.	1,300	26,702
*	AngioDynamics, Inc.	8,191	103,780
*	Arrhythmia Research Technology, Inc.	291	733
*	Assisted Living Concepts, Inc.	440	8,725
*	BioScrip, Inc.	14,160	45,029
*	Caliper Life Sciences, Inc.	13,208	19,020
	Cambrex Corp.	1,200	2,796
*	Cantel Medical Corp.	6,149	86,885
*	Capital Senior Living Corp.	6,400	25,280
*	Cardiac Science Corp.	8,630	25,459
*	Celera Corp.	3,200	25,888
*	Community Health Systems, Inc.	3,500	79,940
*	CONMED Corp.	9,700	129,204
#	Cooper Companies, Inc.	13,500	388,125
*	Cross Country Healthcare, Inc.	10,928	96,276
*	CuraGen Corp.	6,195	5,823
*	Cutera, Inc.	400	2,512
*	Digirad Corp.	3,300	4,521
*	Emeritus Corp.	2,700	24,408
*	Endologix, Inc.	100	236
*	etrials Worldwide, Inc.	1,811	1,358
*	ev3, Inc.	11,100	92,796
*	Five Star Quality Care, Inc.	600	1,014
*	Fresenius Kabi Pharmaceuticals Holding, Inc.	2,818	986
*	Gentiva Health Services, Inc.	7,700	122,661
*	Greatbatch, Inc.	5,600	117,824
*	Harvard Bioscience, Inc.	8,300	24,070
*	HealthSpring, Inc.	2,300	21,229
*	HealthTronics, Inc.	11,755	17,162
	Hill-Rom Holdings, Inc.	2,000	25,960
*	Hi-Tech Pharmacal Co., Inc.	3,930	29,672
*	Home Diagnostics, Inc.	1,634	9,706
*	IntegraMed America, Inc.	123	852
#	Invacare Corp.	5,120	78,797
*	Inverness Medical Innovations, Inc.	5,800	187,282
*	Kindred Healthcare, Inc.	15,400	200,508
*	King Pharmaceuticals, Inc.	1,600	12,608
*	Langer, Inc.	400	216
*	Lannet Co., Inc.	6,599	36,130
	LCA-Vision, Inc.	2,900	16,675
*	LeMaitre Vascular, Inc.	2,800	7,140
* #	LifePoint Hospitals, Inc.	11,400	294,690
*	MedCath Corp.	6,764	68,452
	Medicis Pharmaceutical Corp. Class A	600	9,642

12

	Merge Healthcare, Inc.	10,847	20,175
*	Nabi Biopharmaceuticals	1,000	3,440
*	Nutraceutical International Corp.	2,700	22,194
*	Odyssey Healthcare, Inc.	6,400	66,304
*	Ore Pharmaceuticals, Inc.	1,059	530
*	Orthologic Corp.	7,800	5,309
*	Osteotech, Inc.	5,900	22,538
*	Par Pharmaceutical Cos., Inc.	2,500	26,825
*	PDI, Inc.	4,100	13,161
*	Prospect Medical Holdings, Inc.	2,880	4,925
*	Regeneration Technologies, Inc.	1,100	3,894
*	RehabCare Group, Inc.	5,900	98,530
*	Res-Care, Inc.	34,907	559,210
*	Skilled Healthcare Group, Inc.	3,000	26,190
*	Sonic Innovations, Inc.	628	389
*	Spectrum Pharmaceuticals, Inc.	3,900	9,516
*	SRI/Surgical Express, Inc.	900	1,350
*	SunLink Health Systems, Inc.	887	1,428
*	Sunrise Senior Living, Inc.	1,000	2,550
*	Theragenics Corp.	11,300	14,012
* ●	Tripos Escrow Shares	100	9
*	United American Healthcare Corp.	600	999
*	Urologix, Inc.	4,900	4,165
*	ViroPharma, Inc.	1,300	7,319
*	Vital Images, Inc.	2,700	27,351
	Young Innovations, Inc.	500	7,750
Total Health Care			3,679,236

Industrials — (13.3%)
*	A. T. Cross Co. Class A	1,675	4,858
	A.O. Smith Corp.	5,710	177,524
*	AAR Corp.	3,700	55,759
*	ACCO Brands Corp.	2,100	4,389
	Aceto Corp.	7,800	55,770
	Aircastle, Ltd.	3,700	24,420
* #	AirTran Holdings, Inc.	4,800	33,360
	Alamo Group, Inc.	1,863	20,977
*	Alaska Air Group, Inc.	13,600	228,208
	Albany International Corp. Class A	800	7,424
	Alexander & Baldwin, Inc.	3,400	90,576
*	Allied Defense Group, Inc.	2,800	11,284
*	Altra Holdings, Inc.	10,200	55,794
*	Amerco, Inc.	6,865	222,769
	Apogee Enterprises, Inc.	1,100	14,740
	Applied Industrial Technologies, Inc.	12,825	288,563
*	Argon ST, Inc.	2,200	44,858
#	Arkansas Best Corp.	9,500	219,260
*	Arotech Corp.	4,100	3,690
*	Avalon Holding Corp. Class A	262	461
	Baldor Electric Co.	9,100	211,120
*	Baldwin Technology Co., Inc. Class A	3,076	3,599
	Barnes Group, Inc.	2,500	35,400
	Barrett Business Services, Inc.	2,000	20,000
*	BlueLinx Holdings, Inc.	15,900	49,767
	Bowne & Co., Inc.	303	1,548

13

#	Briggs & Stratton Corp.	18,800	279,744
*	Builders FirstSource, Inc.	7,200	23,832
	CDI Corp.	329	3,932
*	Ceradyne, Inc.	2,100	36,204
	Champion Industries, Inc.	1,800	2,718
*	Commercial Vehicle Group, Inc.	7,600	7,296
	CompX International, Inc.	200	1,196
*	Cornell Companies, Inc.	2,208	40,141
*	Covenant Transport Group Class A	3,300	6,798
*	CPI Aerostructures, Inc.	1,500	11,100
*	Dollar Thrifty Automotive Group, Inc.	8,100	30,456
	Ducommun, Inc.	1,031	17,857
	Eastern Co.	150	1,715
	Ecology & Environment, Inc. Class A	210	2,827
	Electro Rent Corp.	9,085	86,943
#	Encore Wire Corp.	2,693	58,815
*	EnerSys	15,860	270,413
	Ennis, Inc.	6,134	55,206
*	EnPro Industries, Inc.	3,807	60,760
*	Esterline Technologies Corp.	9,859	259,785
*	ExpressJet Holdings, Inc.	88	109
	Federal Signal Corp.	13,200	102,564
*	First Advantage Corp.	1,600	22,944
*	Flanders Corp.	3,367	17,879
	Frozen Food Express Industries, Inc.	5,100	22,083
	G & K Services, Inc. Class A	8,200	204,754
	GATX Corp.	15,076	453,938
*	Gencor Industries, Inc.	600	5,004
*	GP Strategies Corp.	2,300	9,200
	Greenbrier Companies, Inc.	4,536	38,601
*	Griffon Corp.	17,488	151,621
	Hardinge, Inc.	2,569	12,331
*	Henry Bros. Electronics, Inc.	546	3,751
*	Herley Industries, Inc.	4,300	44,462
* #	Hertz Global Holdings, Inc.	14,600	99,280
*	Hirsch International Corp. Class A	300	84
*	Hudson Highland Group, Inc.	5,000	8,200
*	ICT Group, Inc.	3,800	26,904
*	Innotrac Corp.	900	810
*	Interline Brands, Inc.	1,900	24,624
	International Shipholding Corp.	400	8,400
*	Intersections, Inc.	6,500	21,385
* #	JetBlue Airways Corp.	9,900	48,807
*	JPS Industries, Inc.	1,000	3,500
*	Kadant, Inc.	4,800	59,232
	Kaman Corp. Class A	3,600	60,876
	Kelly Services, Inc. Class A	11,300	128,368
*	Key Technology, Inc.	987	10,403
	L.S. Starrett Co. Class A	200	2,048
*	Layne Christensen Co.	500	10,830
*	LECG Corp.	3,800	11,058
*	Lydall, Inc.	3,900	16,731
*	M&F Worldwide Corp.	6,100	97,295
*	Mac-Gray Corp.	4,000	27,600
*	Magnetek, Inc.	6,800	11,900

14

* ●	MAIR Holdings, Inc. Escrow Shares	4,800	—
*	Marten Transport, Ltd.	7,800	161,772
*	Merrimac Industries, Inc.	200	764
*	MFRI, Inc.	2,100	10,689
*	Miller Industries, Inc.	1,900	15,200
*	Misonix, Inc.	2,000	4,600
*	Mobile Mini, Inc.	9,000	123,300
	Mueller Water Products, Inc.	32,100	134,499
	NACCO Industries, Inc. Class A	2,390	91,418
*	Nashua Corp.	500	775
*	National Patent Development Corp.	1,000	1,350
	National Technical Systems, Inc.	3,198	10,074
* #	NCI Building Systems, Inc.	5,900	23,305
*	North America Galvanizing & Coatings, Inc.	21,900	101,835
*	On Assignment, Inc.	2,895	10,190
	Oshkosh Truck Corp. Class B	2,900	27,840
*	Owens Corning, Inc.	6,700	119,930
*	P.A.M. Transportation Services, Inc.	3,545	18,859
*	Paragon Technologies, Inc.	781	1,570
*	Park-Ohio Holdings Corp.	4,100	19,065
*	Patrick Industries, Inc.	1,000	560
*	Perini Corp.	3,000	51,900
*	PGT, Inc.	375	806
*	Pinnacle Airlines Corp.	400	832
	Portec Rail Products, Inc.	642	5,136
	Preformed Line Products Co.	600	22,260
	Providence & Worcester Railroad Co.	200	2,300
*	RCM Technologies, Inc.	4,279	5,691
#	Regal-Beloit Corp.	9,706	394,355
*	Republic Airways Holdings, Inc.	15,000	107,400
*	Rush Enterprises, Inc. Class A	9,000	118,440
*	Rush Enterprises, Inc. Class B	1,650	18,348
	Ryder System, Inc.	3,200	88,608
*	Saia, Inc.	3,700	48,322
*	School Specialty, Inc.	7,600	142,652
	Servidyne, Inc.	1,260	2,848
*	SIFCO Industries, Inc.	161	1,280
	SkyWest, Inc.	23,200	279,328
*	Sparton Corp.	2,336	3,154
*	Spherion Corp.	15,600	56,004
	Standex International Corp.	4,109	56,992
	Steelcase, Inc. Class A	5,200	23,556
	Supreme Industries, Inc.	1,318	1,713
	Sypris Solutions, Inc.	6,800	5,168
#	TAL International Group, Inc.	900	8,622
*	TeamStaff, Inc.	550	1,004
	Technology Research Corp.	2,000	3,930
	Tecumseh Products Co. Class A	4,000	40,840
*	Tecumseh Products Co. Class B	100	1,082
	Timken Co.	5,200	83,616
	Todd Shipyards Corp.	600	8,268
*	Trailer Bridge, Inc.	300	870
*	TRC Companies, Inc.	6,900	18,423
	Tredegar Industries, Inc.	14,219	249,970
* #	Trex Co., Inc.	400	4,380

15

#	Trinity Industries, Inc.	3,500	51,135
	Triumph Group, Inc.	2,800	115,724
*	United Rentals, Inc.	6,600	39,996
	Universal Forest Products, Inc.	6,400	214,784
*	US Airways Group, Inc.	500	1,895
*	USA Truck, Inc.	3,200	44,992
	Viad Corp.	4,400	83,952
*	Volt Information Sciences, Inc.	7,550	54,209
	Wabash National Corp.	11,600	14,500
*	Waste Services, Inc.	2,500	13,500
	Watts Water Technologies, Inc.	11,300	251,538
*	WCA Waste Corp.	6,200	12,710
	Werner Enterprises, Inc.	26,500	433,275
*	Willis Lease Finance Corp.	3,800	43,320
* #	YRC Worldwide, Inc.	10,300	31,209
Total Industrials			9,053,864

Information Technology — (16.7%)
*	3Com Corp.	150,900	611,145
*	Acorn Energy, Inc.	1,500	3,675
*	ActivIdentity Corp.	16,421	35,305
	Acxiom Corp.	36,797	355,091
*	Adaptec, Inc.	44,846	128,260
*	Advanced Energy Industries, Inc.	3,200	26,976
*	Aehr Test Systems	120	124
*	Aetrium, Inc.	1,800	2,358
	Agilysys, Inc.	10,400	62,712
*	Allied Motion Technologies, Inc.	400	940
	American Software, Inc. Class A	3,189	17,699
*	Analysts International Corp.	2,500	1,573
*	Anaren, Inc.	6,200	80,662
*	Applied Micro Circuits Corp.	25,113	136,866
*	Arris Group, Inc.	21,200	226,204
*	Arrow Electronics, Inc.	9,059	206,002
*	Astea International, Inc.	40	94
	Astro-Med, Inc.	1,475	8,127
*	ATMI, Inc.	100	1,579
*	Authentidate Holding Corp.	7,000	3,221
*	Autobytel, Inc.	8,123	4,386
*	Avid Technology, Inc.	10,700	118,449
*	Avnet, Inc.	2,598	56,870
*	Avocent Corp.	5,352	77,283
	AVX Corp.	6,284	62,903
*	Aware, Inc.	1,426	3,351
*	AXT, Inc.	7,406	6,295
	Bel Fuse, Inc. Class B	1,283	20,759
*	Benchmark Electronics, Inc.	27,623	335,067
	Black Box Corp.	6,700	183,379
	Bogen Communications International, Inc.	1,000	3,825
*	Brightpoint, Inc.	2,300	11,983
*	Brooks Automation, Inc.	27,300	169,806
*	CACI International, Inc. Class A	1,200	47,460
*	CalAmp Corp.	8,679	6,943
*	California Micro Devices Corp.	8,400	23,604
*	CallWave, Inc.	7,852	6,674

16

*	Cascade Microtech, Inc.	4,035	13,316
*	Catapult Communications Corp.	4,950	36,581
*	Checkpoint Systems, Inc.	2,800	34,020
*	Ciber, Inc.	18,600	60,078
* #	Ciena Corp.	9,100	108,745
*	Clearfield, Inc.	800	1,040
*	Coherent, Inc.	10,797	205,143
	Cohu, Inc.	6,597	64,387
# ●	Commerce One LLC	4,310	—
	Communications Systems, Inc.	1,500	12,540
*	Computer Task Group, Inc.	6,000	23,520
*	Convergys Corp.	3,500	35,385
*	CSP, Inc.	66	197
	CTS Corp.	9,000	54,630
*	CyberOptics Corp.	3,400	15,810
*	Cymer, Inc.	100	2,841
*	Cypress Semiconductor Corp.	10,100	80,093
*	Data I/O Corp.	1,500	4,050
*	Datalink Corp.	900	2,988
	Dataram Corp.	3,283	4,334
*	DDi Corp.	4,900	16,660
*	Digi International, Inc.	9,200	66,884
*	Digimarc Corp.	1,857	18,496
*	Ditech Networks, Inc.	10,854	10,638
*	Dot Hill Systems Corp.	12,880	9,918
*	DSP Group, Inc.	9,700	61,013
*	Dycom Industries, Inc.	3,615	30,438
*	Dynamics Research Corp.	3,642	30,047
*	Easylink Services International Corp.	400	716
*	Echostar Holding Corp.	2,200	34,804
*	EDCI Holdings, Inc.	1,611	7,491
*	Edgewater Technology, Inc.	4,067	9,720
*	EFJohnson Technologies, Inc.	8,900	5,696
*	Electro Scientific Industries, Inc.	10,500	90,300
*	Electronics for Imaging, Inc.	6,100	59,902
*	EMS Technologies, Inc.	3,900	74,295
*	Endwave Corp.	3,700	10,212
*	Entegris, Inc.	48,700	72,076
*	Entorian Technologies, Inc.	7,200	1,944
*	Epicor Software Corp.	14,200	78,384
*	ePlus, Inc.	2,500	29,975
*	Evans & Sutherland Computer Corp.	500	330
*	Exar Corp.	11,468	70,528
*	Fairchild Semiconductor Corp. Class A	5,000	30,800
*	FEI Co.	100	1,718
	Frequency Electronics, Inc.	3,304	10,969
*	Gerber Scientific, Inc.	7,000	27,650
	Gevity HR, Inc.	1,900	7,524
*	Globecomm Systems, Inc.	1,300	8,840
*	Glu Mobile, Inc.	3,700	2,128
*	GSI Technology, Inc.	16,800	51,912
*	GTSI Corp.	3,196	14,382
*	Hackett Group, Inc.	511	1,150
*	Harris Stratex Networks, Inc. Class A	6,521	26,214
* #	Hutchinson Technology, Inc.	8,900	17,088

17

*	Hypercom Corp.	14,300	15,444
*	I.D. Systems, Inc.	1,100	4,323
*	IAC/InterActiveCorp	5,000	80,100
*	Ikanos Communications, Inc.	10,776	15,841
*	I-many, Inc.	936	374
	Imation Corp.	12,300	123,000
*	InFocus Corp.	10,800	10,368
*	infoGROUP, Inc.	5,000	20,250
	InfoSpace, Inc.	13,100	86,853
*	Ingram Micro, Inc.	11,900	172,788
*	Insight Enterprises, Inc.	17,564	100,466
*	InsWeb Corp.	333	776
*	Integrated Device Technology, Inc.	50,800	275,844
*	Integrated Silicon Solution, Inc.	9,260	20,742
*	Intelligent Systems Corp.	400	280
*	International Rectifier Corp.	6,400	108,032
*	Internet Brands, Inc.	3,800	23,294
*	Internet Capital Group, Inc.	13,300	72,219
*	Intest Corp.	3,234	678
*	IntriCon Corp.	700	2,128
*	iPass, Inc.	23,900	27,246
	IXYS Corp.	11,100	105,894
	Jabil Circuit, Inc.	9,000	72,900
*	Jaco Electronics, Inc.	550	435
*	JDA Software Group, Inc.	100	1,411
	Keithley Instruments, Inc.	3,734	12,920
*	Key Tronic Corp.	3,598	5,217
*	Keynote Systems, Inc.	4,100	31,611
*	Kopin Corp.	23,100	63,525
*	Kratos Defense & Security Solutions, Inc.	24,606	19,439
*	KVH Industries, Inc.	1,200	6,600
*	L-1 Identity Solutions, Inc.	27,677	202,596
*	Lantronix, Inc.	1,900	855
*	Lattice Semiconductor Corp.	39,700	69,078
*	Leadis Technolgies, Inc.	3,635	2,254
*	LeCroy Corp.	4,152	13,494
*	Lionbridge Technologies, Inc.	11,500	15,525
*	Logic Devices, Inc.	1,100	633
*	LookSmart, Ltd.	6,700	8,375
*	Loral Space & Communications, Inc.	7,200	168,120
*	Macrovision Solutions Corp.	2,600	52,572
*	Management Network Group, Inc.	10,950	3,395
	MedQuist, Inc.	1,842	5,047
*	Mentor Graphics Corp.	16,100	108,192
*	Mercury Computer Systems, Inc.	4,959	40,267
*	Merix Corp.	6,016	3,730
	Methode Electronics, Inc.	7,900	47,558
*	MKS Instruments, Inc.	20,600	322,390
*	ModusLink Global Solutions, Inc.	16,700	61,790
*	MPS Group, Inc.	36,900	296,676
*	Nanometrics, Inc.	6,400	12,928
*	Newport Corp.	11,200	55,888
*	Novellus Systems, Inc.	7,500	135,450
*	Nu Horizons Electronics Corp.	6,600	18,414
*	NYFIX, Inc.	6,300	7,938

18

	O.I. Corp.	400	3,130
*	Oclaro, Inc.	1,953	1,934
*	OmniVision Technologies, Inc.	3,500	33,285
	Openwave Systems, Inc.	21,480	25,776
*	OPNET Technologies, Inc.	100	860
*	Optical Cable Corp.	1,600	4,448
* #	Orbcomm, Inc.	9,700	12,416
*	OSI Systems, Inc.	3,268	61,275
*	Overland Storage, Inc.	4,000	2,720
*	PAR Technology Corp.	5,200	27,196
*	PC Connection, Inc.	8,100	40,095
	PC-Tel, Inc.	7,638	37,197
*	PDF Solutions, Inc.	3,000	5,370
	Pegasystems, Inc.	1	17
*	Perceptron, Inc.	73	264
*	Performance Technologies, Inc.	3,750	10,388
*	Pericom Semiconductor Corp.	2,192	19,531
*	Perot Systems Corp.	8,000	112,480
*	Pervasive Software, Inc.	7,700	37,807
*	Photronics, Inc.	10,900	18,203
*	PlanetOut, Inc.	340	65
	Plantronics, Inc.	700	8,918
*	PLATO Learning, Inc.	7,600	22,496
*	Presstek, Inc.	200	386
* ●	Price Communications Liquidation Trust	16,900	2,308
	Qualstar Corp.	7,400	17,612
*	Rackable Systems, Inc.	8,800	40,128
*	RadiSys Corp.	8,000	57,360
*	RealNetworks, Inc.	48,764	119,959
*	Relm Wireless Corp.	300	249
*	RF Micro Devices, Inc.	38,515	81,267
*	RF Monolithics, Inc.	300	102
	Richardson Electronics, Ltd.	4,600	16,468
*	Rudolph Technologies, Inc.	10,100	52,823
*	Sandisk Corp.	400	6,288
*	SCM Microsystems, Inc.	5,400	12,798
*	SeaChange International, Inc.	9,300	58,311
*	Selectica, Inc.	9,800	4,214
*	Silicon Image, Inc.	1,500	4,080
*	Silicon Storage Technology, Inc.	36,200	66,970
*	Skyworks Solutions, Inc.	17,857	157,856
*	Soapstone Networks, Inc.	3,000	11,070
*	SonicWALL, Inc.	8,357	45,379
*	Spectrum Control, Inc.	3,500	24,745
*	SRA International, Inc.	200	3,078
*	Standard Microsystems Corp.	1,900	30,134
	StarTek, Inc.	5,200	21,424
*	SumTotal Systems, Inc.	4,993	19,223
*	Sunair Electronics, Inc.	600	1,254
*	SupportSoft, Inc.	14,050	31,613
*	Sycamore Networks, Inc.	100,500	296,475
*	Symmetricom, Inc.	16,400	81,672
*	SYNNEX Corp.	11,400	245,442
*	Tech Data Corp.	13,700	394,423
*	Technology Solutions Co.	800	1,872

19

*	TechTeam Global, Inc.	3,500	18,165
*	Telular Corp.	4,000	8,000
*	Teradyne, Inc.	6,100	36,234
*	Tessco Technologies, Inc.	600	5,490
	TheStreet.com, Inc.	4,800	10,224
*	THQ, Inc.	200	684
* #	TIBCO Software, Inc.	11,925	75,366
*	Tier Technologies, Inc. Class B	6,000	37,740
*	Tollgrade Communications, Inc.	4,700	27,965
*	Track Data Corp.	2,300	1,840
*	Triquint Semiconductor, Inc.	49,500	189,585
*	TTM Technologies, Inc.	6,700	49,714
	Ulticom, Inc.	13,900	27,800
	United Online, Inc.	22,018	116,695
*	UTStarcom, Inc.	41,002	47,972
*	Veeco Instruments, Inc.	100	724
*	Vicon Industries, Inc.	1,400	7,630
*	Vignette Corp.	9,650	79,709
*	Virage Logic Corp.	7,350	25,284
*	Vishay Intertechnology, Inc.	6,100	35,807
*	Web.com Group, Inc.	4,414	18,362
*	WebMediaBrands, Inc.	7,900	4,029
*	White Electronics Designs Corp.	7,900	34,839
*	Winland Electronics, Inc.	1,100	792
*	Wireless Telecom Group, Inc.	8,100	4,050
*	WPCS International, Inc.	1,947	3,875
*	Zhone Technologies, Inc.	32,194	7,405
*	ZiLOG, Inc.	5,000	11,500
*	Zoran Corp.	18,131	162,091
*	Zygo Corp.	125	628
Total Information Technology			11,375,406

Materials — (4.5%)
	A. Schulman, Inc.	8,700	136,503
	A.M. Castle & Co.	1,800	17,442
*	American Pacific Corp.	700	4,963
	Ashland, Inc.	600	13,176
*	Buckeye Technologies, Inc.	14,923	76,853
*	Bway Holding Co.	200	1,864
	Cabot Corp.	5,400	78,840
	Carpenter Technology Corp.	1,400	28,938
*	Core Molding Technologies, Inc.	1,192	2,813
	Ferro Corp.	16,500	45,705
	Friedman Industries, Inc.	2,536	13,618
	Georgia Gulf Corp.	4,700	5,170
	Gibraltar Industries, Inc.	10,700	71,690
*	Graphic Packaging Holding Co.	55,500	95,460
* #	Headwaters, Inc.	14,800	37,296
	Kaiser Aluminum Corp.	1,400	41,356
	Kronos Worldwide, Inc.	200	1,494
	Louisiana-Pacific Corp.	25,700	104,599
*	Material Sciences Corp.	5,234	6,176
	MeadWestavco Corp.	12,300	192,618
	Minerals Technologies, Inc.	1,400	52,066
* #	Mines Management, Inc.	2,500	3,875

20

*	Mod-Pac Corp.	962	2,357
	Neenah Paper, Inc.	5,000	25,050
	NL Industries, Inc.	17,200	208,292
	NN, Inc.	5,500	7,205
*	Northwest Pipe Co.	2,813	106,697
*	OM Group, Inc.	3,600	100,296
	P.H. Glatfelter Co.	11,400	101,232
	Penford Corp.	900	4,023
*	PolyOne Corp.	33,700	92,338
	Quaker Chemical Corp.	247	2,890
*	Ready Mix, Inc.	923	2,723
*	Rock of Ages Corp.	500	905
	Rock-Tenn Co. Class A	8,200	309,632
*	Rosetta Resources, Inc.	17,367	122,437
* #	RTI International Metals, Inc.	1,700	22,117
	Schweitzer-Maudoit International, Inc.	5,409	124,245
	Spartech Corp.	10,300	40,479
*	Stillwater Mining Co.	15,600	70,356
	Temple-Inland, Inc.	1,300	15,522
#	Texas Industries, Inc.	2,200	70,356
*	U.S. Concrete, Inc.	14,100	27,918
*	US Gold Corp.	18,900	37,611
	Wausau Paper Corp.	16,355	142,779
#	Westlake Chemical Corp.	13,100	244,970
#	Worthington Industries, Inc.	12,590	187,591
Total Materials			3,102,536

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	300	—
* ●	ePresence, Inc. Escrow Shares	2,300	—
* ●	Petrocorp, Inc. Escrow Shares	1,700	102
Total Other			102

Telecommunication Services — (0.3%)
	Arbinet-thexchange, Inc.	9,000	17,010
#	CenturyTel, Inc.	2,600	70,590
	D&E Communications, Inc.	5,508	30,845
*	General Communications, Inc. Class A	5,000	38,300
*	IDT Corp.	2,100	2,499
*	Point.360	400	504
*	Purple Communications, Inc.	21	51
	SureWest Communications	4,700	30,268
*	Xeta Corp.	3,600	7,092
Total Telecommunication Services			197,159

Utilities — (0.1%)
*	Mirant Corp.	6,100	77,653

TOTAL COMMON STOCKS			60,170,410

RIGHTS/WARRANTS — (0.0%)
*	German American Bancorp, Inc. Rights 04/23/09	3,726	—
*	Federal-Mogul Corp. Warrants 12/27/14	378	49
* ●	Lantronix, Inc. Warrants 2008	11	—
TOTAL RIGHTS/WARRANTS			49

21

SECURITIES LENDING COLLATERAL — (11.8%)
§ @	DFA Short Term Investment Fund LP	7,989,530	$7,989,530

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,752 FNMA 6.000%, 08/01/37, valued at $49,114) to be repurchased at $47,683	$48	47,683
TOTAL SECURITIES LENDING COLLATERAL		8,037,213

TOTAL INVESTMENTS - (100.0%) (Cost $111,868,097)		$68,207,672

See accompanying Notes to Financial Statements.

22

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value†

COMMON STOCKS — (89.4%)
Consumer Discretionary — (15.4%)
*	Ascent Media Corp.	710	$18,290
* #	AutoNation, Inc.	3,176	56,247
#	Bunge, Ltd.	3,000	144,030
	Carnival Corp.	28,539	767,128
	CBS Corp. Class A	1,000	7,160
	CBS Corp. Class B	46,943	330,479
	Comcast Corp. Class A	141,028	2,180,293
	Comcast Corp. Special Class A	42,918	630,036
*	Discovery Communications, Inc. (25470F104)	7,105	134,924
*	Discovery Communications, Inc. (25470F302)	7,105	124,480
	Disney (Walt) Co.	47,273	1,035,279
*	Dr Pepper Snapple Group, Inc.	6,185	128,091
*	Expedia, Inc.	16,550	225,246
	Fortune Brands, Inc.	9,104	357,878
#	J.C. Penney Co., Inc.	11,900	365,211
#	Johnson Controls, Inc.	36,200	688,162
#	Leggett & Platt, Inc.	9,600	137,856
*	Liberty Global, Inc. Class A	6,890	113,616
* #	Liberty Global, Inc. Series C	8,890	145,440
*	Liberty Media Corp. - Entertainment Class A	37,266	907,427
*	Liberty Media Corp. Interactive Class A	42,599	225,775
#	Macy’s, Inc.	28,232	386,214
* #	Mohawk Industries, Inc.	5,250	248,378
	News Corp. Class A	47,240	390,202
	News Corp. Class B	21,439	195,524
#	Royal Caribbean Cruises, Ltd.	4,700	69,231
* #	Sears Holdings Corp.	6,500	406,055
	Time Warner Cable, Inc.	26,584	856,802
	Time Warner, Inc.	87,333	1,906,479
*	Toll Brothers, Inc.	10,707	216,924
	Tyco Electronics, Ltd.	21,020	366,589
	Washington Post Co.	300	125,577
#	Whirlpool Corp.	4,418	199,517
Total Consumer Discretionary			14,090,540

Consumer Staples — (5.3%)
	Archer-Daniels-Midland Co.	22,483	553,531
*	Constellation Brands, Inc. Class A	11,226	130,109
	Corn Products International, Inc.	5,700	136,230
	CVS Caremark Corp.	57,391	1,823,886
	J.M. Smucker Co.	5,750	226,550
	Kraft Foods, Inc.	34,024	796,162
	Molson Coors Brewing Co.	11,200	428,400

1

	PepsiAmericas, Inc.	9,700	238,329
#	Ralcorp Holdings, Inc.	600	34,296
#	SUPERVALU, Inc.	16,003	261,649
	Tyson Foods, Inc. Class A	22,881	241,166
Total Consumer Staples			4,870,308

Energy — (13.9%)
	Anadarko Petroleum Corp.	32,664	1,406,512
	Apache Corp.	23,854	1,738,002
#	BJ Services Co.	3,300	45,837
	Cabot Oil & Gas Corp.	3,600	108,684
	Chesapeake Energy Corp.	30,000	591,300
	Cimarex Energy Co.	6,300	169,470
	ConocoPhillips	69,606	2,853,846
	Devon Energy Corp.	31,615	1,639,238
	ENSCO International, Inc.	8,598	243,151
#	Helmerich & Payne, Inc.	3,509	108,147
	Marathon Oil Corp.	43,071	1,279,209
*	National-Oilwell, Inc.	6,700	202,876
*	Newfield Exploration Co.	9,200	286,856
	Noble Energy, Inc.	5,200	295,100
#	Patterson-UTI Energy, Inc.	850	10,804
*	Petrohawk Energy Corp.	6,800	160,480
	Pioneer Natural Resources Co.	4,412	102,005
*	Plains Exploration & Production Co.	2,800	52,836
*	Pride International, Inc.	5,644	128,119
#	Rowan Companies, Inc.	4,100	64,001
	Sunoco, Inc.	2,000	53,020
#	Tesoro Petroleum Corp.	3,600	54,900
	Tidewater, Inc.	3,900	168,675
	Valero Energy Corp.	21,156	419,735
	XTO Energy, Inc.	14,700	509,502
Total Energy			12,692,305

Financials — (27.0%)
*	Allegheny Corp.	694	176,040
	Allstate Corp.	34,900	814,217
	American Financial Group, Inc.	8,800	154,704
	American National Insurance Co.	2,002	135,876
	Ameriprise Financial, Inc.	3,900	102,765
*	Arch Capital Group, Ltd.	600	34,668
	Aspen Insurance Holdings, Ltd.	2,061	48,598
	Associated Banc-Corp.	5,500	85,085
	Axis Capital Holdings, Ltd.	3,503	86,314
	Bank of America Corp.	161,346	1,440,820
	Bank of New York Mellon Corp.	25,810	657,639
#	BB&T Corp.	9,900	231,066
#	BlackRock, Inc.	3,500	512,820
	Capital One Financial Corp.	25,153	421,061
	Chubb Corp.	26,600	1,036,070
	Cincinnati Financial Corp.	12,283	294,178
#	Citigroup, Inc.	61,043	186,181
#	City National Corp.	1,200	43,920
	CME Group, Inc.	1,743	385,813
	CNA Financial Corp.	19,206	229,896

2

	Comerica, Inc.	6,400	134,272
	Discover Financial Services	23,577	191,681
	Everest Re Group, Ltd.	1,100	82,104
	Fidelity National Financial, Inc.	15,720	285,004
	First American Corp.	7,400	207,792
#	First Horizon National Corp.	5,585	64,291
	Goldman Sachs Group, Inc.	7,400	950,900
	Hanover Insurance Group, Inc.	3,901	116,952
	Hartford Financial Services Group, Inc.	21,765	249,645
	HCC Insurance Holdings, Inc.	7,000	167,440
	Invesco, Ltd.	9,820	144,550
	JPMorgan Chase & Co.	106,810	3,524,730
#	KeyCorp	21,700	133,455
	Legg Mason, Inc.	4,600	92,322
	Lincoln National Corp.	20,300	228,172
	Loews Corp.	32,846	817,537
#	M&T Bank Corp.	5,400	283,230
*	Markel Corp.	100	28,700
	Marshall & Ilsley Corp.	11,936	68,990
#	Mercury General Corp.	3,900	131,742
	MetLife, Inc.	61,733	1,836,557
	Morgan Stanley	58,030	1,371,829
#	New York Community Bancorp, Inc.	26,100	295,191
	NYSE Euronext, Inc.	7,100	164,507
	Odyssey Re Holdings Corp.	4,600	176,134
	Old Republic International Corp.	17,759	166,402
	PartnerRe, Ltd.	900	61,371
#	PNC Financial Services Group, Inc.	12,682	503,475
	Prudential Financial, Inc.	24,700	713,336
#	Raymond James Financial, Inc.	2,000	31,380
#	Regions Financial Corp.	12,500	56,125
	Reinsurance Group of America, Inc.	5,509	175,131
#	SunTrust Banks, Inc.	14,500	209,380
	The Travelers Companies, Inc.	44,088	1,813,780
	Transatlantic Holdings, Inc.	4,100	155,513
	Unum Group	25,019	408,810
	W. R. Berkley Corp.	6,100	145,851
#	Wells Fargo & Co.	62,600	1,252,626
	Wesco Financial Corp.	400	119,560
	White Mountains Insurance Group, Ltd.	375	71,745
Total Financials			24,709,943

Health Care — (3.1%)
*	Boston Scientific Corp.	27,000	227,070
* #	Community Health Systems, Inc.	4,372	99,856
*	Health Net, Inc.	2,400	34,656
*	Hologic, Inc.	7,420	110,261
* #	Humana, Inc.	3,900	112,242
* #	Inverness Medical Innovations, Inc.	1,800	58,122
*	King Pharmaceuticals, Inc.	15,000	118,200
	Omnicare, Inc.	7,100	182,541
	PerkinElmer, Inc.	7,200	104,904
*	Thermo Fisher Scientific, Inc.	5,400	189,432
*	Watson Pharmaceuticals, Inc.	8,300	256,802
*	WellPoint, Inc.	30,819	1,317,820
Total Health Care			2,811,906

3

Industrials — (13.3%)
	Burlington Northern Santa Fe Corp.	25,627	1,729,310
	CSX Corp.	29,860	883,557
	Eaton Corp.	3,400	148,920
	FedEx Corp.	12,641	707,390
	General Electric Co.	244,300	3,090,395
#	Ingersoll-Rand Co., Ltd. Class A	8,604	187,309
* #	Kansas City Southern	346	5,277
	KBR, Inc.	5,200	81,224
#	Manpower, Inc.	2,000	86,180
	Masco Corp.	20,246	179,380
#	Norfolk Southern Corp.	27,700	988,336
	Northrop Grumman Corp.	23,289	1,126,023
	Parker Hannifin Corp.	256	11,610
	Pentair, Inc.	5,692	151,635
	R. R. Donnelley & Sons Co.	10,938	127,428
	Ryder System, Inc.	4,000	110,760
	Southwest Airlines Co.	55,860	389,903
	Teleflex, Inc.	600	25,788
	Tyco International, Ltd.	8,500	201,960
	Union Pacific Corp.	38,026	1,868,598
*	URS Corp.	2,800	123,368
Total Industrials			12,224,351

Information Technology — (2.9%)
*	Arrow Electronics, Inc.	7,300	166,002
*	Avnet, Inc.	10,700	234,223
	AVX Corp.	3,900	39,039
*	Computer Sciences Corp.	11,483	424,412
	Fidelity National Information Services, Inc.	9,680	172,788
*	IAC/InterActiveCorp	10,123	162,170
*	Ingram Micro, Inc.	12,277	178,262
*	Macrovision Solutions Corp.	1,907	38,560
* #	Micron Technology, Inc.	52,000	253,760
	Molex, Inc. Class A	1,900	29,051
	Motorola, Inc.	99,955	552,751
*	Sandisk Corp.	5,700	89,604
*	Tellabs, Inc.	9,200	48,208
	Xerox Corp.	50,781	310,272
Total Information Technology			2,699,102

Materials — (2.9%)
	Alcoa, Inc.	53,076	481,399
	Allegheny Technologies, Inc.	2,000	65,460
	Dow Chemical Co.	45,308	724,928
	International Paper Co.	32,363	409,716
	MeadWestavco Corp.	12,941	202,656
	Reliance Steel & Aluminum Co.	2,500	88,075
#	Steel Dynamics, Inc.	4,700	58,515
	Valspar Corp.	3,200	76,800
	Weyerhaeuser Co.	16,032	565,288
Total Materials			2,672,837

4

Telecommunication Services — (5.4%)
	AT&T, Inc.	118,841	3,044,706
#	CenturyTel, Inc.	6,100	165,615
*	Sprint Nextel Corp.	86,932	379,024
	Telephone & Data Systems, Inc.	4,000	114,680
	Telephone & Data Systems, Inc. Special Shares	3,000	77,520
*	United States Cellular Corp.	3,700	125,800
	Verizon Communications, Inc.	34,340	1,041,875
Total Telecommunication Services			4,949,220

Utilities — (0.2%)
*	AES Corp.	15,312	108,256
* #	Calpine Corp.	4,700	38,117
*	Mirant Corp.	2,700	34,371
Total Utilities			180,744

TOTAL COMMON STOCKS			81,901,256

Face
Amount
(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $120,000 FNMA 5.50%, 05/01/37, valued at $108,711) to be repurchased at $107,001	$107	$107,000

Shares
SECURITIES LENDING COLLATERAL — (10.5%)
§ @	DFA Short Term Investment Fund LP	9,547,506	9,547,506

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $61,843 FNMA 6.000%, 08/01/37, valued at $58,691) to be repurchased at $56,981	$57	56,981
TOTAL SECURITIES LENDING COLLATERAL		9,604,487

TOTAL INVESTMENTS - (100.0%) (Cost $116,899,316)		$91,612,743

See accompanying Notes to Financial Statements.

5

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (3.3%)
COMMON STOCKS — (3.3%)
	Amcor, Ltd.	18,999	$66,331
	Australia & New Zealand Banking Group, Ltd.	40,316	464,933
	AXA Asia Pacific Holdings, Ltd.	20,500	58,029
	Bendigo Bank, Ltd.	4,968	24,738
#	BlueScope Steel, Ltd.	18,657	31,562
#	Boral, Ltd.	17,774	52,784
#	Caltex Australia, Ltd.	5,940	42,416
	Commonwealth Bank of Australia	14,508	370,696
	Crown, Ltd.	6,575	32,738
	CSR, Ltd.	26,522	25,810
	Downer EDI, Ltd.	8,559	31,300
#	Fairfax Media, Ltd.	24,201	20,816
	Goodman Fielder, Ltd.	25,914	21,587
	Insurance Australia Group, Ltd.	23,604	59,486
	Lend Lease Corp., Ltd.	11,929	62,484
#	Macquarie Group, Ltd.	5,475	132,452
	Mirvac Group	19,088	14,482
	National Australia Bank, Ltd.	35,036	523,972
	OneSteel, Ltd.	18,909	30,525
	OZ Minerals, Ltd.	22,325	12,046
	Qantas Airways, Ltd.	22,363	32,263
#	Seven Network, Ltd.	2,558	11,688
	Suncorp-Metway, Ltd.	17,884	76,307
	TABCORP Holdings, Ltd.	13,144	70,969
	Wesfarmers, Ltd.	1,799	29,557

TOTAL — AUSTRALIA			2,299,971

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
#	Erste Group Bank AG	3,995	83,358
#	Raiffeisen International Bank-Holding AG	799	27,544
*	Vienna Insurance Group	1,082	42,181
#	Voestalpine AG	5,617	107,469

TOTAL — AUSTRIA			260,552

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
#	Delhaize Group	3,186	214,879
#	Dexia SA	13,737	66,625
	Solvay SA	1,224	104,918

1

# *	UCB SA	5,259	143,137
TOTAL COMMON STOCKS			529,559

RIGHTS/WARRANTS — (0.0%)
*	Umicore	150	2

TOTAL — BELGIUM			529,561

CANADA — (7.1%)
COMMON STOCKS — (7.1%)
	Astral Media, Inc. Class A	700	18,490
	Bank of Montreal	13,902	460,177
	Barrick Gold Corp.	5,800	167,929
	BCE, Inc.	5,588	119,459
	Canadian Pacific Railway, Ltd.	4,000	143,132
#	Canadian Tire Corp. Class A	1,500	63,479
*	CGI Group, Inc.	5,000	44,331
	Empire Co., Ltd. Class A	1,200	50,120
	Ensign Energy Services, Inc.	2,200	25,350
	Fairfax Financial Holdings, Inc.	300	79,343
	George Weston, Ltd.	1,600	79,417
	Gerdau Ameristeel Corp.	4,200	22,103
	Goldcorp, Inc.	19,700	538,518
	Groupe Aeroplan, Inc.	4,000	25,308
	Industrial Alliance Insurance & Financial Services, Inc.	2,800	56,127
	ING Canada, Inc.	500	14,481
	Jean Coutu Group PJC, Inc. Class A	1,700	13,007
	Loblaw Companies, Ltd.	1,700	45,802
	Magna International, Inc. Class A	2,515	86,348
	Manulife Financial Corp.	23,250	395,910
	Methanex Corp.	2,400	27,634
	Metro, Inc. Class A	1,800	55,812
	National Bank of Canada	3,000	109,738
	Nexen, Inc.	4,010	76,349
#	Onex Corp.	1,700	27,438
	Petro-Canada	14,100	444,990
	Sun Life Financial, Inc.	17,008	397,656
	Talisman Energy, Inc.	17,250	216,113
	Teck Resources, Ltd. Class B	4,200	44,101
#	The Thomson Corp.	6,820	191,461
	Toronto Dominion Bank	11,700	461,803
	TransCanada Corp.	13,125	327,548
# *	Viterra, Inc.	3,800	27,705
	Yamana Gold, Inc.	13,300	104,322

TOTAL — CANADA			4,961,501

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
# *	A P Moller - Maersk A.S.	42	243,964
	Carlsberg A.S. Series B	1,600	76,927

2

#	Danisco A.S.	1,570	51,418
*	Danske Bank A.S.	12,100	132,715
*	Jyske Bank A.S.	3,000	76,851

TOTAL — DENMARK			581,875

FINLAND — (1.1%)
COMMON STOCKS — (1.1%)
#	Kesko Oyj	3,300	85,810
#	Neste Oil Oyj	5,235	67,716
	Sampo Oyj	9,973	186,043
*	Stora Enso Oyj Series R	25,642	146,361
	UPM-Kymmene Oyj	26,988	241,513

TOTAL — FINLAND			727,443

FRANCE — (7.5%)
COMMON STOCKS — (7.4%)
	Air France-KLM	4,757	52,816
*	AXA SA	36,997	621,612
	BNP Paribas SA	19,418	1,022,239
# *	Capgemini SA	1,927	72,032
	Casino Guichard Perrachon SA	855	53,338
#	Ciments Francais SA	500	45,287
#	CNP Assurances	1,276	100,607
	Compagnie de Saint-Gobain	8,653	310,428
	Compagnie Generale des Establissements Michelin Series B	2,607	133,448
	Credit Agricole SA	13,900	203,240
#	European Aeronautic Defence & Space Co.	8,265	119,294
	France Telecom SA	14,340	318,348
#	Lafarge SA	3,900	220,071
#	Lagardere SCA	3,576	112,261
	Peugeot SA	4,558	105,257
	PPR SA	2,116	162,113
	Remy Cointreau SA	1	33
	Renault SA	5,526	177,190
	Safran SA	3,754	44,804
	SCOR SE	1,207	25,332
	Societe Generale Paris	6,112	312,376
	STMicroelectronics NV	14,282	94,126
	Vivendi SA	30,477	819,498
TOTAL COMMON STOCKS			5,125,750

RIGHTS/WARRANTS — (0.1%)
*	Lafarge SA Rights 04/15/09	1,800	96,454

TOTAL — FRANCE			5,222,204

GERMANY — (7.7%)
COMMON STOCKS — (7.7%)
#	Allianz SE	937	86,323
	Allianz SE Sponsored ADR	72,836	659,894

3

#	Bayerische Motoren Werke AG	10,122	350,718
#	Commerzbank AG	10,095	67,506
#	Daimler AG	17,468	622,885
#	Daimler AG Sponsored ADR	8,400	299,880
#	Deutsche Bank AG	10,577	564,043
#	Deutsche Lufthansa AG	6,846	87,332
	Deutsche Telekom AG Sponsored ADR	86,100	936,768
#	E.ON AG	9,303	312,268
*	E.ON AG Sponsored ADR	16,000	538,400
#	Fraport AG	1,377	55,503
	Generali Deutschland Holding AG	434	35,838
#	Heidelberger Zement AG	1,098	46,158
	Munchener Rueckversicherungs-Gesellschaft AG	3,975	549,227
	Porsche Automobil Holding SE	1,495	107,693
#	ThyssenKrupp AG	2,382	50,929

TOTAL — GERMANY			5,371,365

GREECE — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpha Bank A.E.	1,100	10,714
	Hellenic Petroleum S.A.	6,311	61,162
*	Marfin Investment Group S.A.	17,345	74,374

TOTAL — GREECE			146,250

HONG KONG — (2.8%)
COMMON STOCKS — (2.8%)
	Cathay Pacific Airways, Ltd.	45,000	52,110
	Cheung Kong Holdings, Ltd.	33,000	343,367
	Great Eagle Holdings, Ltd.	8,229	11,361
	Hang Lung Group, Ltd.	20,000	73,248
	Henderson Land Development Co., Ltd.	20,000	93,160
	Hong Kong and Shanghai Hotels, Ltd.	19,052	14,404
	Hutchison Whampoa, Ltd.	74,000	433,962
	Hysan Development Co., Ltd.	20,056	36,424
	Kerry Properties, Ltd.	11,000	32,445
	New World Development Co., Ltd.	144,762	189,709
	Sino Land Co., Ltd.	43,990	56,030
	Sun Hung Kai Properties, Ltd.	27,000	278,774
	Wharf Holdings, Ltd.	59,014	194,547
	Wheelock and Co., Ltd.	55,000	118,825

TOTAL — HONG KONG			1,928,366

IRELAND — (0.2%)
COMMON STOCKS — (0.2%)
	CRH P.L.C. Sponsored ADR	4,703	120,961

4

ITALY — (2.2%)
COMMON STOCKS — (2.2%)
	Banca Monte Dei Paschi di Siena SpA	23,367	37,391
	Banca Popolare di Milano Scarl	7,333	42,633
	Banco Popolare Scarl	3,698	24,294
#	Fondiaria - Sai SpA	2,059	34,241
	Intesa Sanpaolo SpA	169,745	540,784
#	Italcementi SpA	1,768	21,284
	Pirelli & Co. SpA	53,332	20,748
	Telecom Italia SpA	26,481	33,485
	Telecom Italia SpA Sponsored ADR	24,800	310,496
	UniCredito SpA	105,932	257,942
	Unione di Banche Italiane ScpA	10,306	142,103
	Unipol Gruppo Finanziario SpA	28,275	35,139

TOTAL — ITALY			1,500,540

JAPAN — (14.8%)
COMMON STOCKS — (14.8%)
	AEON Co., Ltd.	6,100	47,762
	Aioi Insurance Co., Ltd.	8,500	37,310
	Aisin Seiki Co., Ltd.	5,100	104,736
	Ajinomoto Co., Inc.	16,000	117,474
	Amada Co., Ltd.	8,000	49,539
	Aoyama Trading Co., Ltd.	1,100	15,826
	Asahi Glass Co., Ltd.	9,000	53,777
#	Asahi Kasei Corp.	26,000	104,521
	Canon Marketing Japan, Inc.	2,000	24,184
	Chuo Mitsui Trust Holdings, Inc.	12,000	39,463
	Citizen Holdings Co., Ltd.	3,000	13,725
#	Coca-Cola West Co., Ltd.	1,000	16,440
	Cosmo Oil Co., Ltd.	10,000	28,418
	Dai Nippon Printing Co., Ltd.	18,000	190,545
	Daicel Chemical Industries, Ltd.	15,000	63,026
	Daiwa House Industry Co., Ltd.	11,000	96,068
	Denso Corp.	10,100	238,753
	Fuji Electric Holdings Co., Ltd.	12,000	20,637
	Fuji Heavy Industries, Ltd.	6,000	24,162
	FUJIFILM Holdings Corp.	16,600	427,089
	Fujikura, Ltd.	11,000	37,972
	Fukuoka Financial Group, Inc.	25,000	77,039
	Hitachi Transport System, Ltd.	2,000	20,511
	Hitachi, Ltd.	76,000	265,568
	Hitachi, Ltd. Sponsored ADR	7,660	266,645
	Idemitsu Kosan Co., Ltd.	800	59,088
	Isetan Mitsukoshi Holdings, Ltd.	6,800	57,163
	Itochu Corp.	16,000	85,793
	JS Group Corp.	4,848	58,995
	JTEKT Corp.	12,400	119,599
	Juroku Bank, Ltd.	5,000	16,903
	Kajima Corp.	18,000	51,929
	Kamigumi Co., Ltd.	4,000	25,692
#	Kandenko Co., Ltd.	3,000	19,127

5

	Kaneka Corp.	8,000	46,391
	Kawasaki Kisen Kaisha, Ltd.	26,000	97,963
	Kinden Corp.	2,000	16,686
	Kiyo Holdings, Inc.	5,000	6,002
	Kokuyo Co., Ltd.	2,000	14,777
	Kyocera Corp.	3,700	287,358
	Marubeni Corp.	10,000	36,352
	Marui Group Co., Ltd.	6,000	33,188
*	MEIJI Holdings Co., Ltd.	1,302	39,739
	Mitsubishi Chemical Holdings Corp.	32,500	123,779
	Mitsubishi Heavy Industries, Ltd.	87,000	284,781
	Mitsubishi Materials Corp.	48,000	138,943
#	Mitsubishi Rayon Co., Ltd.	16,000	33,310
	Mitsubishi UFJ Financial Group, Inc. ADR	60,500	327,910
	Mitsui & Co., Ltd.	9,000	95,459
	Mitsui Chemicals, Inc.	14,000	41,811
*	Mitsui Mining and Smelting Co., Ltd.	16,000	31,675
	Mitsui Sumitomo Insurance Group Holdings, Inc.	8,250	225,089
	Nagase & Co., Ltd.	2,000	15,322
*	NEC Corp.	48,000	159,584
	NGK Spark Plug Co., Ltd.	4,000	38,593
	Nippon Express Co., Ltd.	16,000	57,061
	Nippon Kayaku Co., Ltd.	4,000	21,551
	Nippon Meat Packers, Inc.	5,000	51,479
	Nippon Mining Holdings, Inc.	16,500	74,920
	Nippon Mitsubishi Oil Corp.	36,100	187,853
	Nippon Paper Group, Inc.	2,000	56,764
	Nippon Sheet Glass Co., Ltd.	7,000	19,833
	Nishi-Nippon Bank, Ltd.	18,000	36,287
	Nissan Motor Co., Ltd.	66,700	348,140
	Nisshin Steel Co., Ltd.	23,000	44,376
	Nisshinbo Holdings, Inc.	3,000	31,642
	Obayashi Corp.	9,000	44,187
	Oji Paper Co., Ltd.	19,000	81,798
	Onward Holdings Co., Ltd.	2,000	12,099
	Panasonic Electric Works Co., Ltd.	7,000	56,959
#	Resona Holdings, Inc.	7,000	94,059
	Ricoh Co., Ltd.	24,000	296,733
	Rohm Co., Ltd.	2,400	147,189
*	Sapporo Hokuyo Holdings, Inc.	6,000	17,336
	Seiko Epson Corp.	2,300	32,484
	Seino Holdings Co., Ltd.	2,000	10,906
	Sekisui Chemical Co., Ltd.	11,000	57,755
	Sekisui House, Ltd.	13,000	112,194
	Shiga Bank, Ltd.	4,000	21,581
	Shimachu Co., Ltd.	1,200	20,969
	Shinko Securities Co., Ltd.	11,000	25,649
	Shinsei Bank, Ltd.	4,000	5,233
	Sojitz Corp.	26,870	41,642
	Sompo Japan Insurance, Inc.	12,000	72,318
	Sony Corp.	6,800	176,691
	Sony Corp. Sponsored ADR	27,600	713,736

6

	Sumitomo Bakelite Co., Ltd.	9,000	35,721
	Sumitomo Chemical Co., Ltd.	15,000	59,040
	Sumitomo Corp.	36,800	320,327
	Sumitomo Electric Industries, Ltd.	17,000	165,613
	Sumitomo Forestry Co., Ltd.	3,000	20,323
#	Sumitomo Mitsui Financial Group, Inc.	80	2,774
	Sumitomo Rubber Industries, Ltd.	3,400	23,435
	Sumitomo Trust & Banking Co., Ltd.	23,000	96,247
#	Taiheiyo Cement Corp.	11,600	20,365
	Taisei Corp.	18,000	39,133
	TDK Corp.	900	41,044
	TDK Corp. Sponsored ADR	419	18,939
	Teijin, Ltd.	24,000	61,540
	The 77 Bank, Ltd.	9,000	46,120
#	The Bank of Iwate, Ltd.	300	14,442
#	The Bank of Kyoto, Ltd.	5,000	40,133
	The Bank of Nagoya, Ltd.	3,000	12,692
	The Chiba Bank, Ltd.	10,000	49,595
	The Chugoku Bank, Ltd.	3,400	42,829
	The Daishi Bank, Ltd.	5,000	18,844
	The Gunma Bank, Ltd.	12,000	59,792
	The Hachijuni Bank, Ltd.	9,000	53,025
	The Higo Bank, Ltd.	3,000	16,409
	The Hokkoku Bank, Ltd.	5,000	16,932
	The Hyakugo Bank, Ltd.	4,000	20,211
	The Hyakujishi Bank, Ltd.	3,000	13,744
	The Iyo Bank, Ltd.	3,000	29,929
#	The Joyo Bank, Ltd.	6,000	27,719
	The Kagoshima Bank, Ltd.	5,000	33,508
	The Nanto Bank, Ltd.	3,000	15,513
	The Ogaki Kyoritsu Bank, Ltd.	4,000	17,626
	The San-in Godo Bank, Ltd.	3,000	23,244
#	Toda Corp.	4,000	13,102
	Tokio Marine Holdings, Inc.	11,800	311,205
	Tokio Marine Holdings, Inc. ADR	2,700	70,902
	Tokyo Steel Manufacturing Co., Ltd.	1,500	15,363
	Toppan Printing Co., Ltd.	16,000	121,242
	Toyo Seikan Kaisha, Ltd.	5,100	84,457
	Toyota Auto Body Co., Ltd.	2,000	32,047
	TV Asahi Corp.	9	11,453
	UNY Co., Ltd.	2,000	14,695
#	Wacoal Corp.	2,000	24,777
	Yamaguchi Financial Group, Inc.	7,000	67,631
	Yamaha Corp.	2,000	22,853
	Yamaha Motor Co., Ltd.	3,000	31,713
	Yamanashi Chuo Bank, Ltd.	3,000	14,697
	Yokohama Rubber Co., Ltd.	8,000	34,853

TOTAL — JAPAN			10,269,413

7

	NETHERLANDS — (3.6%)
	COMMON STOCKS — (3.6%)
	Aegon NV	41,089	206,662
#	ArcelorMittal	28,380	664,784
	ING Groep NV	37,531	342,103
	ING Groep NV Sponsored ADR	8,600	77,916
#	Koninklijke Ahold NV	21,065	230,791
	Koninklijke DSM NV	5,062	156,984
	Koninklijke Philips Electronics NV	46,544	839,793

	TOTAL — NETHERLANDS		2,519,033

	NEW ZEALAND — (0.1%)
	COMMON STOCKS — (0.1%)
	Contact Energy, Ltd.	18,504	59,640
	Fletcher Building, Ltd.	10,304	38,931

	TOTAL — NEW ZEALAND		98,571

	NORWAY — (0.7%)
	COMMON STOCKS — (0.7%)
	DnB NOR ASA Series A	18,000	112,037
# *	Marine Harvest	72,000	32,443
	Norsk Hydro ASA	21,300	93,918
#	Orkla ASA	32,950	235,892
*	Storebrand ASA	10,400	37,734

	TOTAL — NORWAY		512,024

	PORTUGAL — (0.2%)
	COMMON STOCKS — (0.2%)
#	Banco Comercial Portugues SA	23,860	22,266
	Banco Espirito Santo SA	18,664	91,349

	TOTAL — PORTUGAL		113,615

	SINGAPORE — (1.5%)
	COMMON STOCKS — (1.5%)
	DBS Group Holdings, Ltd.	42,000	267,008
	Fraser & Neave, Ltd.	40,500	71,187
	Jardine Cycle & Carriage, Ltd.	3,155	30,176
	Neptune Orient Lines, Ltd.	19,000	16,518
	Overseas-Chinese Banking Corp., Ltd.	60,000	236,472
	Singapore Airlines, Ltd.	17,800	128,019
	United Industrial Corp., Ltd.	43,000	30,983
	United Overseas Bank, Ltd.	29,000	223,523
*	UOL Group, Ltd.	12,400	18,465

	TOTAL — SINGAPORE		1,022,351

	SPAIN — (5.4%)
	COMMON STOCKS — (5.4%)
	Acciona SA	679	69,421
	Acerinox SA	10,000	152,308
	Banco Bilbao Vizcaya Argentaria SA	25,289	274,074

8

	Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	17,375	187,997
#	Banco de Sabadell SA	30,076	173,558
	Banco Espanol de Credito SA	2,157	22,411
	Banco Pastor SA	4,800	31,903
#	Banco Popular Espanol SA	17,953	147,968
#	Banco Santander Central Hispano SA	123,438	1,187,344
#	Banco Santander SA Sponsored ADR	61,400	561,810
*	Criteria Caixacorp SA	16,252	61,049
	Fomento de Construcciones y Contratas SA	1,500	53,606
	Grupo Ferrovial SA	3,298	95,636
	Iberia Lineas Aereas de Espana SA	10,900	20,348
	Mapfre SA	11,238	32,033
	Repsol YPF SA	21,824	414,824
	Repsol YPF SA Sponsored ADR	15,200	286,368

TOTAL — SPAIN			3,772,658

SWEDEN — (2.5%)
COMMON STOCKS — (2.5%)
*	Electrolux AB Series B	5,718	64,429
#	Holmen AB Series B	2,300	50,727
	Nordea Bank AB	87,311	649,449
# *	Skandinaviska Enskilda Banken AB Series A	7,800	30,281
	SSAB Svenskt Stal AB Series A	2,394	22,806
	SSAB Svenskt Stal AB Series B	2,545	22,823
	Svenska Cellulosa AB Series B	27,821	268,245
#	Svenska Handelsbanken AB Series A	7,700	134,138
# *	Swedbank AB Series A	6,100	34,350
	Tele2 AB Series B	6,400	60,322
#	Telefonaktiebolaget LM Erricson Sponsored ADR	15,470	131,959
	TeliaSonera AB	20,500	96,185
#	Volvo AB Series A	6,000	39,297
#	Volvo AB Series B	20,956	136,639

TOTAL — SWEDEN			1,741,650

SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
	Adecco SA	3,259	128,269
#	Baloise-Holding AG	3,031	222,511
	Banque Cantonale Vaudoise	110	37,537
	Credit Suisse Group AG	22,276	870,469
	Credit Suisse Group AG Sponsored ADR	10,600	405,768
	Givaudan SA	252	159,546
	Holcim, Ltd.	7,515	381,179
	Sulzer AG	1,080	58,698
	Swatch Group AG	575	80,002
	Swatch Group AG	652	18,699
	Swiss Life Holding AG	1,200	92,838
	Swiss Re	12,359	293,367
# *	UBS AG	34,659	476,093
	Valiant Holding AG	600	105,518

9

	Zurich Financial Services AG	4,307	800,372

TOTAL — SWITZERLAND			4,130,866

UNITED KINGDOM — (17.5%)
COMMON STOCKS — (17.5%)
	Amlin P.L.C.	10,618	56,191
	Anglo American P.L.C.	4,590	98,769
	Associated British Foods P.L.C.	23,418	247,217
	Aviva P.L.C.	102,064	469,907
	Barclays P.L.C.	293	1,190
	Barclays P.L.C. Sponsored ADR	33,200	531,532
	British Airways P.L.C.	30,103	65,185
	Cable and Wireless P.L.C.	27,991	61,642
	Carnival P.L.C.	3,722	102,279
	Carnival P.L.C. ADR	7,800	213,252
*	easyJet P.L.C.	6,000	27,893
	Friends Provident P.L.C.	81,252	76,453
#	HSBC Holdings P.L.C. Sponsored ADR	61,105	2,175,338
	International Power P.L.C.	50,042	182,878
	Investec P.L.C.	14,100	67,537
	Kingfisher P.L.C.	90,519	246,413
	Ladbrokes P.L.C.	14,936	51,593
	Legal and General Group P.L.C.	230,099	195,823
	Lloyds Banking Group P.L.C.	68,363	110,885
	Meggitt P.L.C.	25,537	67,675
	Mondi P.L.C.	16,202	42,014
	Old Mutual P.L.C.	121,977	121,526
	Pearson P.L.C.	19,974	206,105
	Pearson P.L.C. Sponsored ADR	20,800	215,488
	Rexam P.L.C.	52,406	242,747
*	Rolls-Royce Group P.L.C. (3283648)	21,355	105,865
*	Rolls-Royce Group P.L.C. (B526QW4)	1,832,259	2,710
*	Royal Bank of Scotland Group P.L.C.	281,320	172,102
	Royal Dutch Shell P.L.C. ADR	43,265	1,968,557
	RSA Insurance Group P.L.C.	71,020	136,634
	SABmiller P.L.C.	10,174	170,597
	Sainsbury (J.) P.L.C.	64,578	312,947
	Schroders P.L.C.	5,000	60,556
	Schroders P.L.C. Non-Voting	931	9,512
	Thomas Cook Group P.L.C.	36,223	139,829
	Thomson Reuters P.L.C.	9,158	235,557
	Tomkins P.L.C. Sponsored ADR	1,700	17,238
	Vodafone Group P.L.C.	672,985	1,236,928
	Vodafone Group P.L.C. Sponsored ADR	60,025	1,101,459
	Whitbread P.L.C.	9,549	132,086
	William Morrison Supermarkets P.L.C.	97,778	354,183
*	WPP P.L.C.	21,749	148,805
	Xstrata P.L.C.	2,338	20,612

TOTAL — UNITED KINGDOM			12,203,709

10

			Value†
SECURITIES LENDING COLLATERAL — (13.7%)
§ @	DFA Short Term Investment Fund LP	8,271,148	8,271,148

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC, 7.000%(r), 08/01/38, valued at $1,300,480) to be repurchased at $1,274,986	$1,275	1,274,980
TOTAL SECURITIES LENDING COLLATERAL			9,546,128

TOTAL INVESTMENTS - (100.0%)
(Cost $99,703,200)			$69,580,607

See accompanying Notes to Financial Statements.

11

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

AUSTRALIA — (4.1%)
COMMON STOCKS — (4.1%)
	ABB Grain, Ltd.	12,852	$81,526
	Adelaide Brighton, Ltd.	20,167	30,818
#	AED Oil, Ltd.	4,139	1,962
#	Alesco Corp., Ltd.	6,428	18,608
# *	Alliance Resources, Ltd.	19,046	9,201
	Amalgamated Holdings, Ltd.	4,611	13,769
*	Andean Resources, Ltd.	22,721	26,608
# *	Anvil Mining, Ltd.	4,200	3,449
#	APN News & Media, Ltd.	19,562	19,884
*	Aquila Resources, Ltd.	13,188	31,080
	Ausdrill, Ltd.	14,643	8,766
*	Austar United Communications, Ltd.	47,280	26,711
	Austereo Group, Ltd.	21,665	19,304
#	Australian Agricultural Co., Ltd.	18,400	24,045
	Australian Infrastructure Fund	25,273	27,700
	Australian Pharmaceutical Industries, Ltd.	11,702	4,342
	Australian Wealth Management, Ltd.	37,606	26,707
	AVJennings, Ltd.	21,460	5,166
	AWB, Ltd.	21,653	20,931
#	Babcock & Brown Wind Partners	14,000	12,772
	Beach Petroleum, Ltd.	61,941	34,331
*	Bendigo Mining, Ltd.	12,000	2,215
	Boom Logistics, Ltd.	8,744	3,172
	Bradken, Ltd.	8,097	18,668
	Cabcharge Australia, Ltd.	9,538	46,307
	Campbell Brothers, Ltd.	3,924	45,440
*	CBH Resources, Ltd.	4,110	—
# *	Centamin Egypt, Ltd.	47,703	37,416
#	Centennial Coal Co., Ltd.	18,733	24,534
#	Charter Hall Group	21,375	5,731
*	Chemeq, Ltd.	5,304	320
*	Citigold Corp., Ltd.	58,895	7,668
	Clough, Ltd.	17,664	7,599
# *	Coal of Africa, Ltd.	22,474	22,713
	ConnectEast Group	76,000	22,039
	Corporate Express Australia, Ltd.	5,746	14,608
	Count Financial, Ltd.	11,804	12,009
	Crane Group, Ltd.	6,829	45,912
*	Deep Yellow, Ltd.	47,823	9,626
	Downer EDI, Ltd.	653	2,388
#	Elders, Ltd.	37,851	11,642

1

#	Energy Developments, Ltd.	6,253	7,972
# *	Energy World Corp., Ltd.	50,545	20,252
#	Envestra, Ltd.	66,588	23,913
#	FKP Property Group	15,586	9,271
	Fleetwood Corp., Ltd.	5,858	26,476
#	Flight Centre, Ltd.	3,898	17,181
*	Graincorp, Ltd. Series A	3,876	20,558
	GRD, Ltd.	12,374	3,413
#	GUD Holdings, Ltd.	3,179	16,376
	Gunns, Ltd.	26,278	20,939
#	GWA International, Ltd.	14,186	23,999
#	Healthscope, Ltd.	14,146	39,586
#	Hills Industries, Ltd.	22,618	31,985
*	Horizon Oil, Ltd.	65,914	5,508
*	IBA Health Group, Ltd.	71,546	37,534
	iiNet, Ltd.	8,275	9,613
	Imdex, Ltd.	13,781	3,389
#	Independence Group NL	5,844	16,715
	Industrea, Ltd.	13,881	1,905
	Invocare, Ltd.	6,435	23,822
	IOOF Holdings, Ltd.	3,603	10,449
#	Iress Market Technology, Ltd.	6,392	27,662
# *	Jabiru Metals, Ltd.	19,707	4,267
	JB Hi-Fi, Ltd.	7,902	78,035
# *	Kagara, Ltd.	13,881	9,700
# *	Kingsgate Consolidated, Ltd.	8,435	36,827
#	Lend Lease Primelife, Ltd.	35,185	3,449
*	Linc Energy, Ltd.	12,969	23,538
*	Lynas Corp., Ltd.	26,000	6,613
	MacMahon Holdings, Ltd.	33,397	8,246
	Macquarie Communications Infrastructure Group	10,000	16,316
#	Macquarie Media Group, Ltd.	18,151	16,267
	McMillan Shakespeare, Ltd.	6,700	13,011
	Mincor Resources NL	14,047	9,936
*	Mineral Deposits, Ltd.	41,200	22,113
	Monadelphous Group, Ltd.	6,085	44,579
	Mortgage Choice, Ltd.	10,500	5,869
*	Murchison Metals, Ltd.	8,000	5,637
# *	Nexus Energy, Ltd.	10,855	2,998
# *	Novogen, Ltd.	884	298
#	Oakton, Ltd.	7,474	7,308
	Pacific Brands, Ltd.	24,594	12,456
*	PanAust, Ltd.	102,340	24,558
#	Panoramic Resources, Ltd.	7,300	8,003
	Paperlinx, Ltd.	26,157	10,989
	Peet, Ltd.	5,900	5,880
	Perpetual Trustees Australia, Ltd.	2,059	48,056
*	Pharmaxis, Ltd.	12,478	19,786
# *	Platinum Australia, Ltd.	17,167	10,331
	PMP, Ltd.	17,571	5,269
	Premier Investments, Ltd.	3,024	10,195
	Prime Media Group, Ltd.	5,377	2,462

2

	Programmed Maintenance Service, Ltd.	863	1,661
	RCR Tomlinson, Ltd.	10,693	2,861
*	Resolute Mining, Ltd.	14,432	7,091
	Ridley Corp., Ltd.	33,330	20,283
# *	Riversdale Mining, Ltd.	13,000	40,829
*	Roc Oil Co., Ltd.	17,083	5,376
#	SAI Global, Ltd.	8,558	15,858
	Salmat, Ltd.	12,046	34,439
#	Seek, Ltd.	4,570	10,907
	Select Harvests, Ltd.	2,641	6,355
	Service Stream, Ltd.	15,274	4,599
	Seven Network, Ltd.	6,465	29,540
#	Sigma Pharmaceuticals, Ltd.	55,248	44,946
*	Silex System, Ltd.	7,191	25,121
#	SMS Management & Technology, Ltd.	6,207	11,620
	SP Telemedia, Ltd.	25,871	4,808
	Specialty Fashion Group, Ltd.	19,600	5,820
	Spotless Group, Ltd.	12,339	18,303
*	St. Barbara, Ltd.	44,036	8,896
#	Straits Resources, Ltd.	11,702	13,016
#	STW Communications Group, Ltd.	15,518	5,611
	Sunland Group, Ltd.	14,139	5,731
	Super Cheap Auto Group, Ltd.	6,900	15,188
# *	Tap Oil, Ltd.	12,796	8,184
	Tassal Group, Ltd.	7,976	10,263
	Technology One, Ltd.	23,020	11,783
#	Ten Network Holdings, Ltd.	50,990	35,892
	Thakral Holdings Group	87,685	15,976
#	Timbercorp, Ltd.	32,011	1,024
	Tower Australia Group, Ltd.	34,290	51,111
	Transfield Services Infrastructure Fund	19,583	15,067
	Transfield Services, Ltd.	6,136	11,075
	Trust Co., Ltd.	659	2,493
	UXC, Ltd.	14,132	4,922
	Village Roadshow, Ltd.	11,681	6,967
# *	Virgin Blue Holdings, Ltd.	13,547	2,817
#	Watpac, Ltd.	5,322	4,069
#	West Australian Newspapers Holdings, Ltd.	7,818	28,673
# *	Western Areas NL	7,047	21,453
	WHK Group, Ltd.	9,562	7,286
TOTAL COMMON STOCKS			2,237,111

RIGHTS/WARRANTS — (0.0%)
*	Buru Energy, Ltd. Warrants 10/10/10	2,357	38
*	UXC, Ltd. Warrants 03/31/10	1,413	31
TOTAL RIGHTS/WARRANTS			69

TOTAL — AUSTRALIA			2,237,180

3

AUSTRIA — (1.2%)
COMMON STOCKS — (1.2%)
	Agrana Beteiligungs AG	319	20,435
	Andritz AG	2,690	91,445
# *	Austrian Airlines AG	1,367	7,191
*	BWIN Interactive Entertainment AG	1,406	44,377
	BWT AG	472	9,330
*	Christ Water Techology AG	472	908
#	Constantia Packaging AG	275	10,089
	EVN AG	1,894	28,759
#	Flughafen Wien AG	543	16,248
# *	Intercell AG	2,073	54,361
#	Lenzing AG	106	23,962
#	Mayr-Melnhof Karton AG	840	58,728
	Oberbank AG	984	56,378
	Oesterreichische Post AG	1,448	42,210
	Palfinger AG	904	12,959
# *	RHI AG	833	11,953
*	Schoeller-Bleckmann Oilfield Equipment AG	838	26,027
	Uniqa Versicherungen AG	4,023	78,363
	Wienerberger AG	4,895	57,605
	Zumtobel AG	2,862	25,526

TOTAL — AUSTRIA			676,854

BELGIUM — (1.3%)
COMMON STOCKS — (1.3%)
	Ackermans & van Haaren NV	2,011	117,409
*	Agfa Gevaert NV	11,528	25,775
	Banque Nationale de Belgique	20	65,890
#	Barco NV	500	11,430
	Bekaert SA	983	91,223
	Compagnie d’Entreprises CFE	280	9,488
	Compagnie Immobiliere de Belgique SA	200	3,738
	Compagnie Maritime Belge SA	1,500	37,918
	Deceuninck NV	1,300	3,856
	D’Ieteren SA NV	185	35,232
	Econocom Group SA	1,771	14,018
	Elia System Operator SA NV	1,000	36,521
#	Euronav SA	1,500	21,591
	EVS Broadcast Equipment SA	477	21,867
	Exmar NV	1,500	17,159
	Ion Beam Application	675	5,958
#	Melexis NV	1,058	6,247
	Omega Pharma SA	1,200	31,899
# *	Option NV	1,584	2,921
	Recticel SA	1,421	6,177
	Roularta Media Group NV	455	7,175
*	Sipef NV	460	17,126
# *	Telenet Group Holding NV	2,829	54,748
	Tessenderlo Chemie NV	1,459	43,318
#	Van De Velde NV	393	12,951
TOTAL COMMON STOCKS			701,635

4

RIGHTS/WARRANTS — (0.0%)
*	Umicore	125	2

TOTAL — BELGIUM			701,637

CANADA — (5.4%)
COMMON STOCKS — (5.4%)
*	Absolute Software Corp.	2,400	10,478
	Aecon Group, Inc.	1,200	11,414
	AGF Management, Ltd. Class B	5,044	48,610
	Akita Drilling, Ltd.	1,200	7,794
*	Alamos Gold, Inc.	3,100	20,133
*	Altius Minerals Corp.	1,000	5,732
*	Anderson Energy, Ltd.	5,100	3,419
# *	Antrim Energy, Inc.	6,500	2,397
# *	Aquiline Resources, Inc.	2,600	5,207
	Astral Media, Inc. Class A	2,900	76,601
*	Atrium Innovations, Inc.	831	9,742
*	ATS Automation Tooling System, Inc.	5,060	17,385
*	Aurizon Mines, Ltd.	12,400	45,930
# *	AXIA NetMedia Corp.	4,000	5,229
*	Ballard Power Systems, Inc.	3,700	7,597
# *	Bankers Petroleum, Ltd.	13,466	18,958
# *	Birchcliff Energy, Ltd.	4,800	24,014
*	Boralex, Inc. Class A	2,200	11,541
*	Breaker Energy, Ltd.	3,200	12,014
# *	Breakwater Resources, Ltd.	18,500	2,093
	Calfrac Well Services, Ltd.	1,100	8,849
*	Calvalley Petroleum, Inc.	3,100	4,286
	Canaccord Capital, Inc.	2,200	12,942
	Canada Bread Co., Ltd.	800	29,498
*	Canadian Gold Hunter Corp.	527	168
# *	Canadian Hydro Developers, Inc.	8,100	19,210
#	Canadian Western Bank	2,800	31,325
	Canam Group, Inc. Class A	2,100	12,495
*	Canfor Corp.	7,200	30,953
# *	Cangene Corp.	2,500	10,999
# *	CanWest Global Communications Corp.	2,400	563
*	Cardiome Pharma Corp.	2,500	10,182
	Cascades, Inc.	3,900	11,929
*	Catalyst Paper Corp.	24,005	5,029
	CCL Industries, Inc. Class B	1,500	28,924
*	Celestica, Inc.	16,300	98,076
*	Celtic Exploration, Ltd.	1,500	17,975
# *	Coalcorp Mining, Inc.	5,161	908
	Cogeco Cable, Inc.	1,000	24,512
*	COM DEV International, Ltd.	4,500	14,707
# *	Compton Petroleum Corp.	7,200	4,586
# *	Connacher Oil & Gas, Ltd.	18,200	17,997
	Corby Distilleries, Ltd.	900	12,663
# *	Corridor Resources, Inc.	2,900	5,347

5

	Corus Entertainment, Inc. Class B	5,400	71,952
*	Cott Corp.	3,000	6,034
# *	Crew Energy, Inc.	1,900	9,235
# *	Crystallex International Corp.	14,000	3,989
	Dalsa Corp.	500	2,527
# *	Denison Mines Corp.	13,884	26,062
	Dorel Industries, Inc. Class B	1,600	30,504
#	DundeeWealth, Inc.	4,400	24,446
*	Eastern Platinum, Ltd.	39,900	18,390
*	Equinox Minerals, Ltd.	30,500	53,163
	Equitable Group, Inc.	400	4,522
*	Etruscan Resources, Inc.	6,200	1,767
*	Euro Goldfields, Ltd.	5,700	12,085
	Evertz Technologies, Ltd.	3,700	52,401
*	Fairborne Energy, Ltd.	600	2,363
*	First Uranium Corp.	1,500	8,070
*	Flint Energy Services, Ltd.	2,500	14,079
# *	FNX Mining Co., Inc.	4,197	18,570
*	Forsys Metals Corp.	2,500	10,789
	Forzani Group, Ltd. Class A	2,300	25,114
*	Fronteer Development Group, Inc.	9,497	22,682
*	Galleon Energy, Inc. Class A	5,400	21,450
#	Gennum Corp.	1,400	6,159
*	Glacier Media, Inc.	1,800	2,881
# *	Golden Star Resources, Ltd.	13,100	17,345
*	Grande Cache Coal Corp.	3,400	3,732
# *	Great Basin Gold, Ltd.	11,200	13,797
*	Great Canadian Gaming Corp.	3,200	10,110
# *	Greystar Resources, Ltd.	2,300	7,902
	Groupe Aeroplan, Inc.	12,000	75,924
*	Hanfeng Evergreen, Inc.	2,400	13,877
	Harry Winston Diamond Corp.	3,200	13,435
*	Heroux-Devtek, Inc.	2,400	9,453
*	High River Gold Mines, Ltd.	12,300	1,340
*	Highpine Oil & Gas, Ltd.	2,400	10,981
	Home Capital Group, Inc.	1,400	32,299
# *	HudBay Minerals, Inc.	2,331	15,647
*	Imperial Metals Corp.	2,500	8,275
	Inmet Mining Corp.	2,300	79,699
*	Intermap Technologies, Ltd.	3,500	5,866
*	International Forest Products, Ltd. Series A	3,600	7,542
	International Royalty Corp.	5,100	12,693
*	Intertape Polymer Group, Inc.	900	475
# *	Iteration Energy, Ltd.	7,378	7,172
*	Ivanhoe Energy, Inc.	10,100	14,981
*	Jinshan Gold Mines, Inc.	9,700	5,528
*	Kaboose, Inc.	3,100	1,559
	Kingsway Financial Services, Inc.	2,400	5,491
# *	Kirkland Lake Gold, Inc.	3,200	23,062
# *	Labopharm, Inc.	2,500	3,080
# *	Laramide Resources, Ltd.	1,600	2,869
	Laurentian Bank of Canada	1,400	33,789

6

	Le Chateau, Inc.	1,200	10,106
	Leon’s Furniture, Ltd.	2,400	18,584
	Linamar Corp.	3,100	11,171
*	Lions Gate Entertainment Corp.	2,100	10,248
*	MacDonald Dettweiler & Associates, Ltd.	1,700	44,163
#	Major Drilling Group International, Inc.	1,200	13,606
	Maple Leaf Foods, Inc.	5,400	38,103
*	Martinrea International, Inc.	3,500	12,319
*	MAXIM Power Corp.	1,300	3,257
*	MDC Partners, Inc. Class A	1,500	6,046
*	MDS, Inc.	8,500	49,149
*	Mega Uranium, Ltd.	2,800	4,646
	Mosaid Technologies, Inc.	1,000	10,266
#	Norbord, Inc.	4,900	5,338
# *	North American Palladium, Ltd.	1,900	3,423
*	Northgate Minerals Corp.	22,300	31,769
	Nova Chemicals Corp.	800	4,626
*	Nuvista Energy, Ltd.	4,124	27,337
*	Oilexco, Inc.	4,300	378
# *	Pacific Rubiales Energy Corp.	2,533	12,418
*	Paramount Resources, Ltd. Class A	2,300	10,929
	Pason Systems, Inc.	3,100	26,368
*	Patheon, Inc.	3,300	6,471
*	Petrolifera Petroleum, Ltd.	1,200	1,710
#	Progress Energy Resources Corp.	2,500	18,646
*	QLT, Inc.	5,800	11,568
*	Quadra Mining, Ltd.	4,500	24,927
	Quebecor, Inc. Class B	3,900	50,331
	Quest Capital Corp.	6,900	4,626
	Reitmans Canada, Ltd.	4,500	45,818
# *	Resverlogix Corp.	1,300	2,963
	Richelieu Hardware, Ltd.	1,000	12,780
*	RONA, Inc.	6,400	70,849
	Russel Metals, Inc.	4,900	51,575
	Samuel Manu-Tech, Inc.	1,800	6,185
	Savanna Energy Services Corp.	2,900	14,217
*	SEMAFO, Inc.	12,700	19,583
	ShawCor, Ltd.	3,000	54,806
*	Shore Gold, Inc.	15,000	5,405
*	Sierra Wireless, Inc.	1,200	6,798
# *	Silver Standard Resources, Inc.	4,000	67,074
#	Silvercorp Metals, Inc.	8,700	20,195
*	Stantec, Inc.	2,400	52,553
	Stella-Jones, Inc.	700	11,146
*	Storm Exploration, Inc.	2,700	26,179
# *	SunOpta, Inc.	3,300	5,807
*	SXC Health Solutions Corp.	1,200	23,853
# *	Tanzanian Royalty Exploration Corp.	3,400	9,402
# *	Taseko Mines, Ltd.	7,000	9,855
*	The Descartes Systems Group, Ltd.	5,100	16,583
# *	Theratechnologies, Inc.	1,400	3,320
# *	Thompson Creek Metals Company, Inc.	5,300	35,532

7

# *	Timminco, Ltd.	6,400	9,386
	Toromont Industries, Ltd.	1,500	30,847
	Torstar Corp. Class B	3,700	15,565
	Transcontinental, Inc. Class A	3,600	21,420
*	Transglobe Energy Corp.	4,200	10,770
#	Trican Well Service, Ltd.	2,700	20,794
# *	TriStar Oil and Gas, Ltd.	4,843	43,629
*	Tundra Semiconductor Corp.	1,800	9,337
	TVA Group, Inc. Class B	1,200	8,105
# *	UEX Corp.	6,400	8,474
	Uni-Select, Inc.	800	18,604
*	Vitran Corp., Inc.	1,100	7,402
*	West Energy, Ltd.	6,000	12,671
	West Fraser Timber Co., Ltd.	2,500	56,461
	Western Financial Group, Inc.	3,800	5,286
*	Wi-LAN, Inc.	4,600	6,091
	Winpak, Ltd.	2,400	14,079
*	Xtreme Coil Drilling Corp.	1,900	4,729

TOTAL — CANADA			2,996,225

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
*	Aktieselskabet Roskilde Bank A.S.	385	24
*	Alm. Brand A.S.	778	11,268
# *	Amagerbanken A.S.	310	2,528
	Auriga Industries A.S. Series B	950	16,174
#	Bang & Olufsen Holdings A/S	990	6,708
*	Bavarian Nordic A.S.	200	6,323
*	Capinordic A.S.	5,000	2,151
#	D/S Norden A.S.	1,106	37,195
*	Dalhoff, Larson & Horneman A.S. Series B	1,100	4,354
*	DFDS A.S.	384	20,031
	East Asiatic Co., Ltd. A.S.	1,200	37,864
*	Fionia Bank A.S.	750	4,263
*	FLSmidth & Co. A.S.	1,471	47,040
# *	GN Store Nord A.S.	9,970	31,840
*	Greentech Energy Systems A.S.	2,200	7,474
# *	NeuroSearch A.S.	855	12,557
*	NKT Holding A.S.	1,142	31,097
*	Nordjyske Bank A.S.	422	8,744
# *	Parken Sport & Entertainment A.S.	100	8,713
	Per Aarsleff A.S. Series B	150	12,965
*	Ringkjoebing Landbobank A.S.	188	14,224
*	Royal Unibrew A.S.	250	2,935
*	Sanistal A.S. Series B	150	2,462
#	Schouw & Co. A.S.	1,700	24,563
	SimCorp A.S.	200	26,016
*	Sjaelso Gruppen A.S.	1,000	3,463
	Solar Holdings A.S. Series B	75	2,393
	Spar Nord Bank A.S.	1,650	14,271
*	Sparbank	225	3,208

8

	Thrane & Thrane A.S.	400	11,404
*	TK Development A.S.	1,700	7,164
*	TopoTarget A.S.	7,000	4,444
*	Vestjysk Bank A.S.	725	8,414
TOTAL COMMON STOCKS			434,274

RIGHTS/WARRANTS — (0.0%)
*	Bang & Olufsen Holdings A.S. Rights 05/07/09	1,980	13,013

TOTAL — DENMARK			447,287

FINLAND — (2.7%)
COMMON STOCKS — (2.7%)
	Ahlstrom Oyj	225	2,129
#	Alma Media Oyj	4,469	29,937
#	Amer Sports Oyj Series A	5,277	51,025
	Aspo Oyj	2,350	15,454
#	Cargotec Oyj Series B	300	3,885
	Cramo Oyj	1,300	12,260
*	Elcoteq SE	500	583
*	Elektrobit Corp.	7,600	5,426
#	Elisa Oyj	8,708	115,291
*	Finnair Oyj	3,800	22,174
#	Finnlines Oyj	1,800	13,091
	Fiskars Oyj Abp Series A	3,740	39,495
	F-Secure Oyj	5,200	15,628
	Glaston Oyj Abp	4,200	7,131
#	HKScan Oyj Series A	1,550	10,004
	Huhtamaki Oyj	4,350	41,855
	KCI Konecranes Oyj	3,871	78,652
#	Kemira Oyj	4,600	38,262
#	Kesko Oyj	4,933	128,273
	Lassila & Tikanoja Oyj	2,281	35,129
	Lemminkainen Oyj	500	13,005
*	M-Real Oyj Series B	6,143	4,414
	Olvi Oyj Series A	639	13,720
	Oriola-KD Oyj Class B	3,288	9,524
	Orion Oyj Series A	3,616	52,812
	Orion Oyj Series B	5,451	78,943
	Outokumpu Oyj Series A	8,649	128,850
	Outotec Oyj	956	20,274
	PKC Group Oyj	1,500	7,105
	Pohjola Bank P.L.C. (5665233)	7,700	56,992
*	Pohjola Bank P.L.C. (B3QBVY8)	4,400	33,183
# *	Ponsse Oyj	1,180	5,132
	Poyry Oyj	3,314	41,182
	Raisio P.L.C.	4,000	8,235
*	Ramirent Oyj	2,800	13,548
	Rapala VMC Oyj	1,900	10,507
*	Ruukki Group Oyj	13,258	28,370
	Sanoma Oyj	6,024	79,360

9

	Stockmann Oyj Abp Series A	1,299	25,692
	Stockmann Oyj Abp Series B	1,709	32,053
	Tecnomen Oyj	5,600	7,298
	Tieto Oyj	3,912	50,257
	Uponor Oyj Series A	3,000	33,389
	Vacon Oyj	695	20,111
	Vaisala Oyj Series A	700	22,154
#	YIT Oyj	5,375	51,375

TOTAL — FINLAND			1,513,169

FRANCE — (5.3%)
COMMON STOCKS — (5.3%)
	Ales Groupe SA	1,070	13,636
*	Alten	2,004	36,014
*	Altran Technologies SA	5,342	17,935
#	April Group SA	1,417	42,180
	Arkema	2,964	68,368
	Assystem	808	6,374
	Atos Origin SA	3,680	113,450
#	Beneteau SA	2,000	19,876
	Boiron SA	1,200	30,360
	Bonduelle SCA	536	37,552
	Bongrain SA	669	32,815
#	Bourbon SA	2,784	104,195
*	Bull SA	1,837	5,420
	Canal Plus SA	2,031	13,048
	Carbone Lorraine SA	986	25,660
	CBo Territoria	887	2,836
#	Cegid Group	250	3,357
*	Club Mediterranee SA	600	9,455
# *	Compagnie Generale de Geophysique-Veritas SA	8,856	127,944
	CS Communication & Systemes	321	3,439
	Damartex SA	300	4,777
	Delachaux SA	516	28,672
	Derichebourg	4,536	10,597
*	Dollfus Mieg & Cie SA	600	—
	EDF Energies Nouvelles SA	1,035	36,649
	Electricite de Strasbourg	300	39,465
*	Entrepose Contracting	184	10,249
	Esso S.A.F.	197	21,044
	Establissements Maurel et Prom	6,429	94,342
	Etam Developpement SA	525	8,344
	Euler Hermes SA	711	34,691
# *	Faurecia SA	568	6,225
#	Fimalac SA	506	23,991
	Gaumont SA	411	21,748
*	Gemalto NV	4,519	142,291
	GFI Informatique SA	1,729	7,243
	GL Events SA	619	9,806
	Groupe Crit	450	6,990
# *	Groupe Eurotunnel SA	2,075	10,684

10

	Groupe Steria SCA	1,768	33,713
	Guerbet SA	122	18,184
	Guyenne et Gascogne SA	300	26,075
#	Haulotte Group SA	1,014	6,336
	Havas SA	26,436	82,830
# *	Infogrames Entertainment SA	43	280
	Ingenico SA	2,368	43,354
	Ipsos SA	1,795	40,735
	Laurent-Perrier	195	11,439
#	Lisi SA	500	19,022
#	M6 Metropole Television	2,898	54,167
	Manitou BF SA	1,600	17,664
	Manutan International SA	508	20,130
	Neopost SA	1,673	141,674
*	Nexans SA	2,122	98,311
	Nexity	600	19,354
	Norbert Dentressangle	600	20,851
	NRJ Group	2,200	14,415
# *	Orco Property Group	471	4,542
# *	Orpea	686	28,051
	Pierre & Vacances	387	24,822
# *	Plastic Omnium SA	372	4,578
	Rallye SA	975	19,821
*	Recylex SA	1,500	7,884
#	Remy Cointreau SA	1,527	50,338
#	Rexel SA	4,375	36,313
	Rubis SA	427	24,220
	Saft Groupe SA	600	18,364
	SAMSE SA	132	9,678
#	SEB SA	1,761	59,351
	Sechilienne SA	1,275	43,866
	Societe BIC SA	2,253	120,948
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	210	12,936
#	Societe Industrielle D’Aviations Latecoere SA	468	2,611
# *	Soitec SA	6,107	38,606
	Somfy SA	300	45,022
	Sopra Group SA	500	17,894
	Sperian Protection	422	21,251
#	Stallergenes SA	534	34,522
	STEF-TFE	287	10,368
	Sucriere de Pithiviers Le Vieil	23	14,402
	Teleperformance SA	2,889	83,263
# *	Theolia SA	1,341	4,901
	Toupargel Groupe	390	7,412
	Trigano SA	1,363	10,683
*	UbiSoft Entertainment SA	1,884	36,807
	Valeo SA	1,459	30,065
	Viel et Compagnie	3,926	12,139
	Vilmorin et Cie SA	268	25,284
	Virbac SA	328	22,110
	VM Materiaux SA	186	9,135
	Wendel	803	29,448

11

#	Zodiac Aerospace	2,571	75,088
TOTAL COMMON STOCKS			2,896,979

RIGHTS/WARRANTS — (0.0%)
*	Faurecia SA Rights 05/12/09	568	1,353

TOTAL — FRANCE			2,898,332

GERMANY — (4.8%)
COMMON STOCKS — (4.8%)
#	Aareal Bank AG	1,300	12,106
*	Adlink Internet Media AG	1,033	4,944
# *	ADVA AG Optical Networking	1,887	3,092
	Aixtron AG	5,535	41,890
#	Aurubis AG	2,266	64,143
	Baader Bank AG	2,200	7,396
*	Balda AG	916	690
*	Beate Uhse AG	2,550	2,663
	Bechtle AG	929	13,999
#	Bilfinger Berger AG	2,718	128,995
	Biotest AG	393	19,727
	Boewe Systec AG	249	1,537
# *	Carl Zeiss Meditec AG	1,674	19,885
*	CENTROTEC Sustainable AG	1,248	13,609
	Cewe Color Holding AG	476	12,338
	Comdirect Bank AG	2,500	20,270
*	Conergy AG	12,903	13,173
# *	Constantin Medien AG	3,300	10,476
	CTS Eventim AG	679	19,520
#	Curanum AG	2,004	7,537
	Demag Cranes AG	707	14,822
*	Deutsche Wohnen AG	300	5,597
	Deutz AG	4,400	18,539
#	Douglas Holding AG	1,917	78,657
	Drillisch AG	1,695	2,907
#	Duerr AG	500	9,410
	DVB Bank SE	2,260	76,852
	ElreingKlinger AG	1,426	20,421
# *	Escada AG	660	2,393
# *	Evotec AG	4,738	4,199
	Fielmann AG	1,400	85,720
*	Freenet AG	1,478	9,266
#	Fuchs Petrolub AG	401	22,229
	Gerresheimer AG	1,899	45,635
	Gerry Weber International AG	963	20,393
	GFK SE	1,560	37,081
	Gildemeister AG	2,770	26,934
# *	GPC Biotech AG	1,550	3,127
	Grammer AG	863	5,925
	Grenkeleasing AG	327	10,156
#	Heidelberger Druckmaschinen AG	4,176	30,048

12

	Indus Holding AG	494	7,010
*	Integralis AG	400	1,719
	INTERSEROH SE	586	26,077
#	IVG Immobilien AG	6,804	58,208
*	Jenoptik AG	3,249	14,797
	Kloeckner & Co. SE	2,329	30,091
	Kontron AG	2,224	24,405
	Krones AG	792	27,409
	KSB AG	31	12,538
#	Kuka AG	1,166	16,720
	KWS Saat AG	150	18,819
#	Lanxess AG	5,031	107,415
	Leoni AG	1,605	23,039
*	Manz Automation AG	20	905
#	Medion AG	1,579	12,170
#	MLP AG	3,534	49,458
*	Morphosys AG	1,083	19,869
	MTU Aero Engines Holding AG	2,453	82,534
	MVV Energie AG	1,853	76,622
	Nemetschek AG	707	8,088
# *	Nordex AG	1,260	21,748
	Pfeiffer Vacuum Technology AG	432	28,664
	Pfleiderer AG	3,100	17,405
# *	Plambeck Neue Energien AG	3,909	11,759
# *	Premiere AG	22,676	54,792
*	QSC AG	2,060	3,531
#	Rational AG	151	15,488
	Renk AG	457	26,827
*	REpower Systems AG	62	6,866
	Rheinmetall AG	1,941	82,256
	Rhoen-Klinikum AG	5,528	115,212
*	Roth & Rau AG	699	16,129
#	Sartorius AG	335	5,797
*	Senator Entertainment AG	140	91
# *	SGL Carbon SE	2,674	78,418
# *	Singulus Technologies AG	700	2,355
	Sixt AG	900	13,591
# *	Software AG	1,603	101,390
# *	Solon SE	370	4,242
	Stada Arzneimittel AG	4,339	79,936
	STINAG Stuttgarter Invest AG	1,000	22,497
*	Symrise AG	8,168	111,080
#	Takkt AG	1,500	14,881
#	Technotrans AG	637	3,115
*	Tognum AG	2,339	28,588
*	Versatel AG	1,439	10,554
	Vivacon AG	637	1,236
	Vossloh AG	800	82,140
	Wincor Nixdorf AG	1,480	74,081
# *	Wirecard AG	3,775	31,032
TOTAL COMMON STOCKS			2,631,895

13

RIGHTS/WARRANTS — (0.0%)
*	Constantin Medien AG Rights 05/07/09	3,300	188

TOTAL — GERMANY			2,632,083

GREECE — (1.5%)
COMMON STOCKS — (1.5%)
	Agricultural Bank of Greece S.A.	13,536	23,267
*	Alapis Holdings Industrial & Commercial S.A.	39,868	40,229
	Anek Lines S.A.	6,610	7,398
*	Astir Palace Hotels S.A.	2,100	9,429
	Attica Bank	3,175	9,822
	Bank of Greece	1,143	65,100
	Ellaktor S.A.	9,312	60,257
	EYDAP Athens Water Supply & Sewage Co. S.A.	1,743	14,025
*	Forthnet S.A.	5,680	9,366
	Fourlis Holdings S.A.	2,390	28,536
	Frigoglass S.A.	750	4,085
	GEK Terna S.A.	4,087	24,430
*	Geniki Bank	3,515	6,355
	Halkor S.A.	2,770	4,670
	Hellenic Exchanges S.A.	1,918	16,758
	Hellenic Petroleum S.A.	7,887	76,435
	Heracles General Cement Co. S.A.	5,400	46,164
	Iaso S.A.	3,087	17,532
*	Intracom Holdings S.A.	5,500	8,187
	J&P-Avax S.A.	3,100	10,360
	Lambrakis Press S.A.	6,399	18,404
*	Marfin Investment Group S.A.	8,635	37,026
	Metka S.A.	1,850	19,430
	Michaniki S.A.	3,160	6,534
	Motor Oil (Hellas) Corinth Refineries S.A.	2,329	24,590
	Mytilineos Holdings S.A.	4,200	26,881
	S&B Industrial Minerals S.A.	1,012	6,999
	Sidenor Steel Products Manufacturing Co. S.A.	2,262	11,181
*	Technical Olympic S.A.	6,875	2,253
	Titan Cement Co. S.A.	3,511	89,507
	TT Hellenic Postbank S.A.	5,197	31,275
	Viohalco S.A.	9,200	45,471

TOTAL — GREECE			801,956

HONG KONG — (1.4%)
COMMON STOCKS — (1.4%)
	Alco Holdings, Ltd.	68,000	13,536
	Allied Group, Ltd.	27,600	51,172
	Asia Financial Holdings, Ltd.	54,874	14,039
	Asia Satellite Telecommunications Holdings, Ltd.	11,500	13,146
	Asia Standard International Group, Ltd.	249,400	2,108
*	Associated International Hotels, Ltd.	48,000	76,871
	Century City International Holdings, Ltd.	39,400	1,566

14

	Champion Technology Holdings, Ltd.	30,402	988
	Chen Hsong Holdings, Ltd.	30,000	6,079
	Chevalier International Holdings, Ltd.	4,000	1,491
	China Hong Kong Photo Products Holdings, Ltd.	90,000	4,268
*	China Resources Microelectronics, Ltd.	316,800	10,800
*	China Solar Energy Holdings, Ltd.	220,000	3,034
	Chong Hing Bank, Ltd.	11,000	13,579
	Chow Sang Sang Holdings, Ltd.	18,000	10,857
	City Telecom, Ltd.	32,239	5,808
*	Coastal Greenland, Ltd.	230,000	11,164
#	Coslight Technology International Group, Ltd.	24,000	11,476
	Cross-Harbour Holdings, Ltd.	30,658	22,984
	Daphne International Holdings, Ltd.	50,000	19,157
	Dickson Concepts International, Ltd.	14,500	4,563
*	Digitalhongong.com	329	7
	DVN Holdings, Ltd.	68,000	3,134
	Dynamic Holdings, Ltd.	20,000	2,967
*	EganaGoldpfeil Holdings, Ltd.	85,130	7,250
	Emperor International Holdings, Ltd.	86,000	8,157
	EPI (Holdings), Ltd.	7,132	94
*	Extrawell Pharmaceutical Holdings, Ltd.	10,000	2,542
#	Far East Consortium International, Ltd.	48,560	6,278
	Fountain Set Holdings, Ltd.	28,000	1,648
	Four Seas Food Investment Holdings, Ltd.	22,620	1,920
	Four Seas Mercantile Holdings, Ltd.	60,000	18,558
#	Fubon Bank Hong Kong, Ltd.	34,000	11,575
	Giordano International, Ltd.	66,000	13,456
	Glorious Sun Enterprises, Ltd.	48,000	12,336
	Gold Peak Industries (Holdings), Ltd.	81,250	6,152
	Golden Resorts Group, Ltd.	244,000	4,255
*	Goldin Properties Holdings, Ltd.	30,000	11,259
	Grande Holdings, Ltd.	28,000	2,533
	Hang Ten Group Holdings, Ltd.	93	4
	Harbour Centre Development, Ltd.	9,000	5,234
*	Hi Sun Technology (China), Ltd.	63,000	6,043
	HKR International, Ltd.	34,533	8,938
	Hung Hing Printing Group, Ltd.	29,815	4,393
	Integrated Distribution Services Group, Ltd.	8,000	9,368
*	Interchina Holdings Co., Ltd.	280,000	1,228
	K Wah International Holdings, Ltd.	62,078	9,681
*	Lai Sun Development Co., Ltd.	625,000	7,587
	Liu Chong Hing Investment, Ltd.	18,000	8,546
#	Luks Industrial Group, Ltd.	28,000	10,696
	Lung Kee (Bermuda) Holdings, Ltd.	26,000	8,037
*	Melco International Development, Ltd.	32,000	15,698
	Midland Holdings, Ltd.	34,000	13,934
	Miramar Hotel & Investment Co., Ltd.	20,000	14,613
	Natural Beauty Bio-Technology, Ltd.	110,000	13,825
	Next Media, Ltd.	38,000	5,022
	Norstar Founders Group, Ltd.	56,000	5,275
	Oriental Press Group	74,000	7,136
*	Pacific Century Premium Developments, Ltd.	60,000	11,867

15

	Public Financial Holdings, Ltd.	24,000	8,372
*	PYI Corp., Ltd.	56,613	3,214
	Regal Hotels International Holdings, Ltd.	29,000	5,590
	Road King Infrastructure, Ltd.	16,000	7,553
	Sa Sa International Holdings, Ltd.	46,000	15,997
	Sea Holdings, Ltd.	38,000	11,716
	Shell Electric Manufacturing Co., Ltd.	3,725	1,122
	Shui On Construction & Materials, Ltd.	6,000	6,362
	Silver Grant International Industries, Inc.	40,000	4,986
	Sing Tao News Corp., Ltd.	92,000	3,920
	Singamas Container Holdings, Ltd.	90,000	5,499
*	Sino-i Technology, Ltd.	1,240,000	7,450
	Smartone Telecommunications Holdings, Ltd.	18,000	11,585
*	Solomon Systech International, Ltd.	58,000	2,156
	Tai Cheung Holdings, Ltd.	25,000	9,420
*	TCC International Holdings, Ltd.	26,000	9,385
	Texwinca Holdings, Ltd.	30,000	18,258
	Truly International Holdings	6,000	3,451
	Upbest Group, Ltd.	74,000	6,172
	Varitronix International, Ltd.	20,009	3,958
	Vitasoy International Holdings, Ltd.	56,000	25,154
*	VODone, Ltd.	4,000	108
*	Vongroup, Ltd.	190,000	2,366
	Wai Kee Holdings, Ltd.	52,000	5,175
	Wing On Co. International, Ltd.	18,000	17,272
TOTAL COMMON STOCKS			776,173

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	4,260	55
*	Asia Standard International Group, Ltd. Warrants 09/07/09	48,182	—
*	COL Capital, Ltd. Warrants 07/27/09	4,144	5
*	Golden Resorts Group, Ltd. Rights 06/10/10	48,800	63
*	Harbour Centre Development, Ltd. Rights 05/11/09	4,500	194
*	PYI Corp., Ltd. Warrants 09/25/09	9,435	27
TOTAL RIGHTS/WARRANTS			344

TOTAL — HONG KONG			776,517

IRELAND — (0.8%)
COMMON STOCKS — (0.8%)
*	Aer Lingus Group P.L.C.	12,225	11,615
	C&C Group P.L.C.	14,517	33,710
	DCC P.L.C. (0242493)	3,673	66,377
	DCC P.L.C. (4189477)	862	15,584
*	Dragon Oil P.L.C. (0059079)	10,017	37,592
*	Dragon Oil P.L.C. (5323218)	3,577	13,459
	FBD Holdings P.L.C.	1,308	10,323
	Glanbia P.L.C.	12,578	39,552
	Grafton Group P.L.C.	3,440	12,152
	Greencore Group P.L.C.	7,524	7,933
	Independent News & Media P.L.C.	26,731	9,113

16

*	Irish Continental Group P.L.C.	1,483	22,769
	Irish Life & Permanent P.L.C.	4,180	10,563
*	Kenmare Resources P.L.C.	27,736	8,720
	Kingspan Group P.L.C.	7,161	36,929
	Paddy Power P.L.C. (0258810)	1,777	32,918
	Paddy Power P.L.C. (4828974)	765	14,261
	United Drug P.L.C.	18,067	45,004
*	Waterford Wedgwood P.L.C.	70,325	84

TOTAL — IRELAND			428,658

ITALY — (3.2%)
COMMON STOCKS — (3.2%)
#	ACEA SpA	3,393	42,088
	Acegas-APS SpA	1,710	11,943
#	Actelios SpA	1,592	8,161
*	Aedes SpA	2,841	2,409
	Amplifon SpA	2,320	5,891
# *	Ansaldo STS SpA	2,808	44,753
#	Astaldi SpA	3,158	17,172
#	Autogrill SpA	4,927	37,443
# *	Azimut Holding SpA	8,768	61,271
	Banca Generali SpA	2,496	11,101
	Banca Intermobiliare SpA	5,000	18,497
	Banca Piccolo Credito Valtellinese Scarl SpA	9,996	78,272
	Banca Popolare dell’Etruria e del Lazio Scarl	2,881	16,925
	Banca Profilo SpA	5,968	5,460
#	Banco di Desio e della Brianza SpA	5,000	28,882
#	Benetton Group SpA	3,983	31,562
	Brembo SpA	1,837	10,928
#	Bulgari SpA	9,945	50,646
#	Buzzi Unicem SpA	4,209	61,630
	C.I.R. SpA - Compagnie Industriali Riunite	17,000	22,138
#	Caltagirone Editore SpA	3,000	6,989
	Carraro SpA	1,070	3,794
#	Cementir SpA	2,366	8,515
	Class Editore SpA	3,300	3,230
#	Credito Artigiano SpA	3,415	9,306
#	Credito Bergamasco SpA	555	19,301
	Credito Emiliano SpA	5,091	25,444
	Danieli & Co. SpA	2,142	24,224
#	Davide Campari - Milano SpA	8,496	57,137
# *	De Longhi SpA	8,000	19,044
*	DiaSorin SpA	1,751	38,835
#	ERG SpA	3,547	54,646
*	ErgyCapital SpA	51	46
#	Esprinet SpA	1,098	8,107
*	Fastweb SpA	679	16,236
*	Gemina SpA	34,444	17,485
# *	Geox SpA	3,764	31,813
	Gewiss SpA	6,000	21,999
*	Gruppo Coin SpA	2,813	9,249

17

*	Gruppo Editoriale L’Espresso SpA	7,849	11,078
#	Hera SpA	44,932	90,364
	Immsi SpA	8,658	8,146
*	Impregilo SpA	11,844	33,531
	Indesit Co. SpA	2,500	12,507
#	Industria Macchine Automatique SpA	1,436	25,378
#	Intek SpA	16,174	8,138
	Interpump Group SpA	2,893	12,315
	Iride SpA	16,820	24,708
	Italmobiliare SpA	273	10,358
#	KME Group SpA	5,166	4,431
	Mariella Burani SpA	427	2,778
#	Marr SpA	2,435	17,933
#	Milano Assicurazioni SpA	11,050	33,774
	Mondadori (Arnoldo) Editore SpA	7,418	26,966
#	Permasteelisa SpA	913	12,472
# *	Pirelli & C. Real Estate SpA	1,000	5,786
	Pirelli & Co. SpA	157,079	61,109
	Premafin Finanziaria SpA	21,959	28,155
#	Prysmian SpA	6,170	75,023
#	Recordati SpA	9,617	55,355
# *	Risanamento Napoli SpA	3,493	1,028
	SAES Getters SpA	616	6,674
#	Societa Iniziative Autostradali e Servizi SpA	5,499	30,882
	Societe Cattolica di Assicurazoni Scrl SpA	2,365	75,405
*	Sogefi SpA	3,015	4,267
#	Sol SpA	2,651	11,584
*	Sorin SpA	10,530	10,481
# *	Telecom Italia Media SpA	34,412	3,899
# *	Tiscali SpA	18,065	9,072
#	Tod’s SpA	1,030	52,634
	Trevi Finanziaria SpA	999	9,376
	Vianini Lavori SpA	5,720	32,129
#	Vittoria Assicurazioni SpA	2,848	17,651

TOTAL — ITALY			1,767,959

JAPAN — (22.3%)
COMMON STOCKS — (22.3%)
	Achilles Corp.	6,000	8,303
	Adeka Corp.	5,200	32,969
#	Aderans Holdings Co., Ltd.	2,400	23,253
#	Advan Co., Ltd.	2,000	9,689
	Aeon Fantasy Co., Ltd.	1,152	8,751
	Ahresty Corp.	700	2,386
#	Ai Holdings Corp.	3,200	9,618
	Aica Kogyo Co., Ltd.	3,000	25,673
	Aichi Machine Industry Co., Ltd.	5,000	11,911
#	Aichi Steel Corp.	7,000	23,152
	Aichi Tokei Denki Co., Ltd.	3,000	7,233
	Aida Engineering, Ltd.	4,000	11,112
#	Aiphone Co., Ltd.	1,100	18,062

18

#	Akebono Brake Industry Co., Ltd.	4,000	19,226
	Aloka Co., Ltd.	2,000	14,482
	Alpine Electronics, Inc.	2,900	23,395
	Alps Logistics Co., Ltd.	1,000	7,320
#	Amano Corp.	3,000	23,786
	Ando Corp.	7,000	10,237
	Anritsu Corp.	5,000	17,399
	AOC Holdings, Inc.	1,800	10,938
	AOI Electronics Co., Ltd.	900	5,485
	AOKI Holdings, Inc.	1,600	14,144
	Aoyama Trading Co., Ltd.	3,200	46,039
	Arakawa Chemical Industries, Ltd.	1,800	11,737
#	Ariake Japan Co., Ltd.	900	12,371
	Arisawa Manufacturing Co., Ltd.	1,000	3,759
	Aronkasei Co., Ltd.	4,000	11,210
#	As One Corp.	990	16,306
	Asahi Diamond Industrial Co., Ltd.	5,000	23,776
# *	Asahi Holdings, Inc.	1,100	15,225
	Asahi Kogyosha Co., Ltd.	3,000	9,326
	Asahi Organic Chemicals Industry Co., Ltd.	3,000	7,408
# *	Asahi Tec Corp.	13,000	5,694
	ASATSU-DK, Inc.	1,000	17,297
	Ashimori Industry Co., Ltd.	3,000	3,289
	ASKA Pharmaceutical Co., Ltd.	2,000	16,143
	Asunaro Aoki Construction Co., Ltd.	4,000	14,804
	Atsugi Co., Ltd.	15,000	20,501
	Autobacs Seven Co., Ltd.	1,700	46,471
	Avex Group Holdings, Inc.	1,300	11,576
	Bando Chemical Industries, Ltd.	5,000	11,738
*	Bank of the Ryukyus, Ltd.	4,000	31,125
	Belluna Co., Ltd.	1,400	4,363
#	Best Denki Co., Ltd.	2,500	7,504
	Bookoff Corp.	1,000	8,185
#	CAC Corp.	1,700	10,261
	Calsonic Kansei Corp.	6,000	11,239
	Canon Electronics, Inc.	1,500	17,157
	Canon Finetech, Inc.	2,000	18,723
	Cawachi, Ltd.	800	12,293
*	Cedyna Financial Corp.	3,886	6,956
	Central Glass Co., Ltd.	11,000	41,757
	Century Tokyo Leasing Corp.	3,469	21,602
	Chiyoda Co., Ltd.	1,700	23,614
	Chofu Seisakusho Co., Ltd.	1,800	33,182
	Chori Co., Ltd.	5,000	4,952
	Chudenko Corp.	1,500	21,080
	Chuetsu Pulp and Paper Co., Ltd.	8,000	22,733
*	Chugai Mining Co., Ltd.	5,000	1,373
#	Chugai Ro Co., Ltd.	7,000	17,521
	Chugoku Marine Paints, Ltd.	4,000	22,862
	Chuo Spring Co., Ltd.	5,000	13,312
	CKD Corp.	2,000	7,370
# *	Clarion Co., Ltd.	13,000	12,071

19

	Cleanup Corp.	2,000	8,146
#	CMK Corp.	2,000	10,637
	Coca-Cola Central Japan Co., Ltd.	1,500	18,229
#	cocokara fine HOLDINGS, Inc.	879	7,682
#	Colowide Co., Ltd.	4,200	22,491
*	Columbia Music Entertainment, Inc.	3,000	1,037
	Computer Engineering & Consulting, Ltd.	1,500	9,356
	Corona Corp.	1,300	12,038
	Cosel Co., Ltd.	1,600	12,764
	Creed Corp.	14	22
# *	CSK Holdings Corp.	1,058	5,589
#	Cybozu, Inc.	41	7,229
#	Dai Nippon Toryo, Ltd.	11,000	10,437
	Dai-Dan Co., Ltd.	3,000	12,794
#	Daido Metal Co., Ltd.	3,000	12,223
	Daifuku Co., Ltd.	2,000	12,025
	Daihen Corp.	11,000	36,128
#	Daiichi Jitsugyo Co., Ltd.	4,000	9,674
#	Daiken Corp.	9,000	14,433
	Daiki Aluminium Industry Co., Ltd.	3,000	4,944
#	Daiko Clearing Services Corp.	1,000	5,472
	Daikoku Denki Co., Ltd.	900	10,349
# *	Daikyo, Inc.	6,000	7,332
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	8,437
*	Dainippon Screen Manufacturing Co., Ltd.	8,000	17,596
#	Daiseki Co., Ltd.	1,430	27,403
	Daisyo Corp.	1,600	20,711
	Daiwa Industries, Ltd.	3,000	9,996
#	Daiwa Seiko, Inc.	10,000	13,375
#	Daiwabo Co., Ltd.	8,000	34,957
	DCM Japan Holdings Co., Ltd.	5,100	26,211
	Denki Kogyo Co., Ltd.	3,000	16,817
	Denyo Co., Ltd.	2,000	13,170
	Descente, Ltd.	5,000	20,074
	DOUTOR NICHIRES Holdings Co., Ltd.	2,212	27,244
	DTS Corp.	1,200	8,621
	DyDo Drinco, Inc.	500	13,273
	eAccess, Ltd.	40	26,195
#	Eagle Industry Co., Ltd.	2,000	7,109
#	Edion Corp.	1,600	7,582
	Eiken Chemical Co., Ltd.	2,000	15,733
	Eizo Nanao Corp.	600	9,694
	Enplas Corp.	700	6,545
	ESPEC Corp.	2,000	11,207
	Exedy Corp.	1,400	26,042
#	Fancl Corp.	2,700	30,916
# *	FDK Corp.	7,000	12,142
#	Foster Electric Co., Ltd.	2,000	15,748
	France Bed Holdings Co., Ltd.	13,000	16,281
	Fuji Co., Ltd.	1,500	26,030
	Fuji Corp., Ltd.	3,000	8,705
# *	Fuji Kosan Co., Ltd.	6,000	5,359

20

#	Fuji Kyuko Co., Ltd.	5,000	21,423
#	Fuji Soft, Inc.	2,700	38,320
	Fujibo Holdings, Inc.	4,000	6,945
	Fujicco Co., Ltd.	1,400	15,514
	Fujikura Kasei Co., Ltd.	2,000	7,598
#	Fujita Kanko, Inc.	5,000	21,123
	Fujitsu Frontech, Ltd.	2,000	17,456
	Fujitsu General, Ltd.	6,000	17,166
# *	Fujiya Co., Ltd.	10,000	12,761
#	Fukuda Corp.	3,000	4,091
*	Fukushima Bank, Ltd.	14,000	7,270
#	Fukuyama Transporting Co., Ltd.	7,000	27,181
	Funai Electric Co., Ltd.	1,100	31,283
# *	Furukawa Battery Co., Ltd.	3,000	27,211
	Furukawa Co., Ltd.	18,000	17,005
	Furusato Industries, Ltd.	1,000	7,150
	Fuso Pharmaceutical Industries, Ltd.	5,000	13,196
	Futaba Corp.	1,200	21,430
	Future Architect, Inc.	26	8,550
	Fuyo General Lease Co., Ltd.	1,000	16,818
#	Gakken Co., Ltd.	3,000	5,005
	Gecoss Corp.	3,500	15,231
#	GEO Co., Ltd.	18	10,159
#	GMO Internet, Inc.	1,500	4,716
	Godo Steel, Ltd.	6,000	15,570
#	Gulliver International Co., Ltd.	220	4,343
	Gun-Ei Chemical Industry Co., Ltd.	7,000	14,226
	Gunze, Ltd.	9,000	29,315
	Hakuto Co., Ltd.	1,400	8,129
	Hanwa Co., Ltd.	10,000	28,299
	Happinet Corp.	900	10,198
	Harashin Narus Holdings Co., Ltd.	1,200	10,829
	Haruyama Trading Co., Ltd.	1,400	4,650
	Heiwado Co., Ltd.	2,500	27,918
	Hibiya Engineering, Ltd.	3,000	25,515
	Higashi-Nippon Bank, Ltd.	4,000	10,065
	Hikari Tsushin, Inc.	1,400	28,652
	HIS Co., Ltd.	700	11,050
	Hitachi Cable, Ltd.	10,000	28,111
	Hitachi Information Systems, Ltd.	1,100	19,468
	Hitachi Koki Co., Ltd.	2,900	24,777
	Hitachi Kokusai Electric, Inc.	4,320	24,931
	Hitachi Maxell, Ltd.	2,200	21,269
	Hitachi Medical Corp.	2,000	15,743
	Hitachi Plant Technologies, Ltd.	6,000	24,437
	Hitachi Software Engineering Co., Ltd.	2,300	28,363
	Hitachi Systems & Services, Ltd.	1,000	10,458
# *	Hitachi Zosen Corp.	34,500	35,636
#	Hodogaya Chemical Co., Ltd.	4,000	7,434
	Hogy Medical Co., Ltd.	1,100	58,924
	Hokkaido Coca-Cola Bottling Co., Ltd.	3,000	14,438
	Hokkaido Gas Co., Ltd.	4,000	10,167

21

	Hokkan Holdings, Ltd.	6,000	13,593
#	Hokuetsu Paper Mills, Ltd.	7,000	30,791
	Hokuriku Electric Industry Co., Ltd.	4,000	5,822
#	Hokuto Corp.	1,000	17,590
	Hosiden Corp.	2,400	29,464
*	Howa Machinery, Ltd.	5,000	2,944
#	Ichikoh Industries, Ltd.	4,000	4,875
#	Ichiyoshi Securities Co., Ltd.	2,000	11,346
	Icom, Inc.	700	14,255
#	Iino Kaiun Kaisha, Ltd.	7,300	35,722
	Imperial Hotel, Ltd.	550	9,413
*	Impress Holdings, Inc.	3,100	3,368
	Inaba Denki Sangyo Co., Ltd.	1,000	21,284
	Inaba Seisakusho Co., Ltd.	1,200	11,555
	Inabata and Co., Ltd.	4,000	10,761
	Inageya Co., Ltd.	2,000	18,556
	Ines Corp.	3,600	19,172
#	Inui Steamship Co., Ltd.	1,500	9,856
# *	Invoice, Inc.	311	1,681
# *	Iseki & Co., Ltd.	14,000	35,619
*	Ishihara Sangyo Kaisha, Ltd.	24,000	17,974
	IT Holdings Corp.	3,380	41,064
	Itochu Enex Co., Ltd.	4,000	22,119
	Itochu-Shokuhin Co., Ltd.	600	19,125
	Itoham Foods, Inc.	5,000	15,235
	Itoki Corp.	3,000	7,656
#	Iwasaki Electric Co., Ltd.	4,000	7,181
#	IWATANI CORP.	11,000	24,978
# *	Iwatsu Electric Co., Ltd.	3,000	2,718
	Izumiya Co., Ltd.	7,000	36,244
	Jamco Corp.	2,000	8,482
# *	Janome Sewing Machine Co., Ltd.	14,000	7,424
	Japan Aviation Electronics Industry, Ltd.	2,000	10,573
#	Japan Business Computer Co., Ltd.	2,000	10,712
	Japan Cash Machine Co., Ltd.	1,700	14,190
	Japan Digital Laboratory Co., Ltd.	2,300	20,641
	Japan Medical Dynamic Marketing, Inc.	770	1,348
#	Japan Pulp & Paper Co., Ltd.	5,000	13,283
	Japan Radio Co., Ltd.	7,000	14,641
	Japan Transcity Corp.	3,000	7,903
#	Japan Vilene Co., Ltd.	3,000	13,392
#	Jeol, Ltd.	5,000	13,361
#	J-Oil Mills, Inc.	6,000	16,166
	Joint Corp.	1,500	2,275
#	Joshin Denki Co., Ltd.	2,000	10,729
	JSP Corp.	1,900	9,943
#	Juki Corp.	7,000	8,427
*	JVC Kenwood Holdings, Inc.	69,700	41,293
#	Kadokawa Holdings, Inc.	700	13,442
	Kaga Electronics Co., Ltd.	900	8,166
#	Kakaku.com, Inc.	14	47,916
	Kaken Pharmaceutical Co., Ltd.	7,000	58,279

22

# *	Kamagai Gumi Co., Ltd.	8,000	4,573
	Kameda Seika Co., Ltd.	1,200	17,067
	Kamei Corp.	2,000	8,791
	Kanaden Corp.	3,000	13,285
	Kanagawa Chuo Kotsu Co., Ltd.	4,000	21,332
	Kanamoto Co., Ltd.	2,000	7,293
*	Kanematsu Corp.	11,025	8,653
	Kanto Auto Works, Ltd.	2,900	31,572
#	Kanto Denka Kogyo Co., Ltd.	4,000	13,984
	Kanto Natural Gas Development Co., Ltd.	2,000	10,484
	Kato Sangyo Co., Ltd.	2,000	27,797
	Kato Works Co., Ltd.	4,000	7,321
# *	Kawada Technologies, Inc.	200	2,166
	Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	4,077
	Kayaba Industry Co., Ltd.	16,000	29,069
	Keihin Corp.	1,200	15,237
#	Keiyo Co., Ltd.	2,000	9,011
# *	Kenedix, Inc.	15	2,321
	Kentucky Fried Chicken Japan, Ltd.	1,000	17,395
	Key Coffee, Inc.	1,400	21,095
# *	Kinki Nippon Tourist Co., Ltd.	6,000	6,047
	Kintetsu World Express, Inc.	1,200	24,352
*	Kirayaka Bank, Ltd.	10,000	8,291
	Kisoji Co., Ltd.	1,200	22,166
#	Kitagawa Iron Works Co., Ltd.	7,000	7,596
	Kitz Corp.	4,000	12,478
	Kiyo Holdings, Inc.	48,000	57,621
	Koa Corp.	1,500	8,957
	Koatsu Gas Kogyo Co., Ltd.	4,000	18,729
	Kohnan Shoji Co., Ltd.	2,000	17,562
	Koike Sanso Kogyo Co., Ltd.	4,000	8,876
#	Kojima Co., Ltd.	2,300	8,104
	Kokuyo Co., Ltd.	5,900	43,592
	Komatsu Seiren Co., Ltd.	4,000	15,179
	Komeri Co., Ltd.	800	16,853
	Komori Corp.	3,200	30,035
	Konaka Co., Ltd.	1,760	4,032
	Konishi Co., Ltd.	2,000	15,396
#	Kosei Securities Co., Ltd.	4,000	3,796
	Kurabo Industries, Ltd.	13,000	25,368
#	Kureha Corp.	12,000	51,114
# *	Kurimoto, Ltd.	11,000	9,180
#	Kuroda Electric Co., Ltd.	1,200	8,205
#	K’s Holdings Corp.	1,900	34,246
	Kyoden Co., Ltd.	3,000	2,452
	Kyodo Printing Co., Ltd.	9,000	19,443
	Kyodo Shiryo Co., Ltd.	5,000	5,133
	Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	9,736
	Kyokuyo Co., Ltd.	9,000	16,954
	Kyosan Electric Manufacturing Co., Ltd.	5,000	16,487
	Kyowa Exeo Corp.	4,000	31,325
	Kyudenko Corp.	3,000	18,654

23

	Life Corp.	2,000	32,463
	Lintec Corp.	1,700	23,382
	Macnica, Inc.	800	8,952
	Maeda Corp.	6,000	19,338
	Maeda Road Construction Co., Ltd.	10,000	83,330
#	Maezawa Kaisei Industries Co., Ltd.	1,200	10,871
#	Maezawa Kyuso Industries Co., Ltd.	1,200	19,824
	Makino Milling Machine Co., Ltd.	4,000	12,326
	Mandom Corp.	800	14,398
	Mars Engineering Corp.	700	19,608
	Marubun Corp.	1,900	4,802
	Marudai Food Co., Ltd.	5,000	11,115
	Maruha Nichiro Holdings, Inc.	22,525	29,693
	Marukyu Co., Ltd.	2,000	18,757
	Marusan Securities Co., Ltd.	6,000	33,892
	Maruwa Co., Ltd.	700	7,738
#	Maruyama Manufacturing Co., Inc.	3,000	5,472
# *	Maruzen Co., Ltd.	4,000	3,377
	Maruzen Showa Unyu Co., Ltd.	6,000	15,830
#	Matsuda Sangyo Co., Ltd.	1,225	11,967
#	Matsuya Co., Ltd.	2,000	24,560
	Matsuya Foods Co., Ltd.	1,000	13,197
	Max Co., Ltd.	2,000	21,707
	Maxvalu Tokai Co., Ltd.	1,000	10,420
#	Megachips Corp.	1,900	26,533
#	Meidensha Corp.	14,000	37,828
#	Meitec Corp.	800	10,834
	Meito Sangyo Co., Ltd.	1,200	16,616
	Meiwa Estate Co., Ltd.	1,700	5,732
# *	Meiwa Trading Co., Ltd.	3,000	4,325
	Melco Holdings, Inc.	1,400	16,784
	Mikuni Coca-Cola Bottling Co., Ltd.	3,000	22,919
	Mimasu Semiconductor Industry Co., Ltd.	1,219	13,991
	Ministop Co., Ltd.	1,500	21,297
*	Misawa Homes Co., Ltd,	2,000	6,029
#	Misawa Resort Co., Ltd.	4,000	6,821
#	Misumi Group, Inc.	2,200	29,704
	Mitani Corp.	1,200	5,299
# *	Mitsubishi Cable Industries, Ltd.	14,000	11,946
#	Mitsubishi Estate Co., Ltd.	252	3,294
	Mitsubishi Paper Mills, Ltd.	13,000	19,319
	Mitsubishi Steel Manufacturing Co., Ltd.	5,000	10,512
	Mitsuboshi Belting, Ltd.	5,000	19,177
	Mitsui Chemicals, Inc.	2,610	7,795
	Mitsui High-Tec, Inc.	3,300	26,554
#	Mitsui-Soko Co., Ltd.	10,000	35,195
	Mitsuuroko Co., Ltd.	3,000	17,438
#	Miura Co., Ltd.	2,000	43,898
*	Mizuho Investors Securities Co., Ltd.	27,000	25,657
#	Mizuno Corp.	9,000	35,341
#	Modec, Inc.	800	11,481
#	Morinaga & Co., Ltd.	16,000	30,819

24

	Morinaga Milk Industry Co., Ltd.	14,000	43,087
	Morita Holdings Corp.	4,000	13,452
#	MOS Food Services, Inc.	2,000	30,748
	Moshi Moshi Hotline, Inc.	1,000	17,125
	Nachi-Fujikoshi Corp.	13,000	23,595
#	Nagatanien Co., Ltd.	2,000	16,553
	Nakamuraya Co., Ltd.	3,000	14,251
	Nakayama Steel Works, Ltd.	5,000	11,804
*	NEC Electronics Corp.	2,300	24,246
	NEC Fielding, Ltd.	1,200	12,366
	NEC Mobiling, Ltd.	1,100	17,188
# *	NEC Tokin Corp.	7,000	15,153
	Net One Systems Co., Ltd.	31	39,061
*	Netmarks, Inc.	7	1,097
	New Japan Radio Co., Ltd.	3,000	7,798
	NHK Spring Co., Ltd.	6,000	27,736
	Nichia Steel Works, Ltd.	4,000	10,408
	Nichias Corp.	4,000	8,987
	Nichicon Corp.	1,900	18,232
	Nichii Gakkan Co.	1,600	13,656
	Nichireki Co., Ltd.	2,000	5,924
	Nidec Copal Corp.	1,800	11,701
	Nidec Sankyo Corp.	3,000	11,391
	Nidec Tosok Corp.	1,600	11,792
	Nifco, Inc.	2,000	26,527
	Nihon Dempa Kogyo Co., Ltd.	600	9,775
#	Nihon Eslead Corp.	1,000	3,506
	Nihon Kohden Corp.	2,000	21,921
#	Nihon Nohyaku Co., Ltd.	5,000	35,590
	Nihon Parkerizing Co., Ltd.	2,000	16,673
#	Nikkiso Co., Ltd.	4,000	22,613
	Nippo Corp.	4,000	30,063
	Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	11,120
	Nippon Carbon Co., Ltd.	5,000	11,891
#	Nippon Ceramic Co., Ltd.	1,000	9,964
	Nippon Chemical Industrial Co., Ltd.	2,000	3,767
	Nippon Chemi-Con Corp.	5,000	12,421
#	Nippon Chemiphar Co., Ltd.	3,000	8,570
#	NIPPON COKE & ENGINEERING CO., LTD.	12,500	13,404
#	Nippon Concrete Industries Co., Ltd.	3,000	3,839
	Nippon Denko Co., Ltd.	6,000	25,581
	Nippon Densetsu Kogyo Co., Ltd.	2,000	17,078
	Nippon Denwa Shisetu Co., Ltd.	5,000	13,763
	Nippon Filcon Co., Ltd.	2,000	9,434
	Nippon Flour Mills Co., Ltd.	8,000	30,896
	Nippon Gas Co., Ltd.	2,000	27,424
	Nippon Kasei Chemical Co., Ltd.	5,000	7,144
	Nippon Kayaku Co., Ltd.	5,000	26,939
#	Nippon Kinzoku Co., Ltd.	3,000	4,285
	Nippon Koei Co., Ltd.	5,000	11,676
	Nippon Konpo Unyu Soko Co., Ltd.	4,000	32,897
	Nippon Koshuha Steel Co., Ltd.	10,000	9,806

25

*	Nippon Light Metal Co., Ltd.	31,000	27,780
#	Nippon Metal Industry Co., Ltd.	8,000	12,267
#	Nippon Paint Co., Ltd.	16,000	58,796
#	Nippon Paper Group, Inc.	84	2,384
	Nippon Pillar Packing Co., Ltd.	2,000	6,197
# *	Nippon Piston Ring Co., Ltd.	7,000	6,887
	Nippon Seiki Co., Ltd.	1,000	9,020
	Nippon Shinyaku Co., Ltd.	3,000	26,781
	Nippon Signal Co., Ltd.	3,000	18,149
	Nippon Soda Co., Ltd.	8,000	26,250
#	Nippon Suisan Kaisha, Ltd.	10,500	30,046
	Nippon Thompson Co., Ltd.	3,000	12,970
#	Nippon Valqua Industries, Ltd.	6,000	12,466
	Nippon Yakin Kogyo Co., Ltd.	4,000	13,821
#	Nipro Corp.	1,000	14,582
# *	NIS Group Co., Ltd.	2,639	1,159
#	Nishimatsu Construction Co., Ltd.	11,000	9,478
	Nissan Shatai Co., Ltd.	3,000	18,926
	Nissei Corp.	1,000	6,599
	Nissen Holdings Co., Ltd.	1,600	6,141
	Nisshin Fudosan Co., Ltd.	1,400	2,856
	Nittan Valve Co., Ltd.	2,000	5,671
	Nittetsu Mining Co., Ltd.	3,000	10,258
	Nitto Boseki Co., Ltd.	18,000	34,543
	Nitto Electric Works, Ltd.	3,000	24,898
	Nitto Seiko Co., Ltd.	3,000	7,482
	NOF Corp.	7,000	25,905
	Nomura Co., Ltd.	4,000	9,396
	Noritake Co., Ltd.	8,000	22,563
	Noritsu Koki Co., Ltd.	1,200	9,184
	Noritz Corp.	2,600	32,887
	NS Solutions Corp.	1,400	16,314
#	NSD Co., Ltd.	2,400	18,889
	Oenon Holdings, Inc.	5,000	9,632
	Oiles Corp.	1,728	19,978
	Okabe Co., Ltd.	4,000	15,143
	Okamoto Industries, Inc.	6,000	20,133
	Okamura Corp.	3,000	14,658
	Okasan Securities Group, Inc.	10,000	37,602
	Okinawa Electric Power Co., Ltd.	877	41,704
	OKK Corp.	5,000	4,278
#	Okumura Corp.	4,000	15,029
	Okura Industrial Co., Ltd.	4,000	10,037
	Okuwa Co., Ltd.	2,000	21,666
	Olympic Corp.	1,800	11,171
	Ono Sokki Co., Ltd.	3,000	10,977
	Onoken Co., Ltd.	2,000	14,908
#	Organo Corp.	4,000	28,523
	Origin Electric Co., Ltd.	3,000	7,682
	Osaka Steel Co., Ltd.	2,100	33,687
#	Osaka Titanium Technologies Co., Ltd.	900	27,212
#	Osaki Electric Co., Ltd.	3,000	24,904

26

	OSG Corp.	2,000	12,591
	Pacific Industrial Co., Ltd.	4,000	11,643
#	PanaHome Corp.	4,000	22,165
#	Paramount Bed Co., Ltd.	1,700	22,457
	Parco Co., Ltd.	2,000	13,610
#	PARIS MIKI HOLDINGS, INC.	1,000	9,283
#	Park24 Co., Ltd.	4,000	30,871
*	Pasco Corp.	1,000	1,606
*	Penta-Ocean Construction Co., Ltd.	18,000	21,388
#	Pigeon Corp.	1,300	32,533
	Piolax, Inc.	1,000	12,406
	Press Kogyo Co., Ltd.	9,000	15,742
	Prima Meat Packers, Ltd.	5,000	5,776
	Raito Kogyo Co., Ltd.	2,400	5,468
#	Rasa Industries, Ltd.	3,000	3,636
*	Renown, Inc.	3,000	4,309
	Resorttrust, Inc.	1,008	9,746
	Rheon Automatic Machinery Co., Ltd.	2,000	4,313
# *	Rhythm Watch Co., Ltd.	10,000	8,854
	Ricoh Leasing Co., Ltd.	1,000	14,807
	Right On Co., Ltd.	1,125	7,761
	Riken Corp.	7,000	18,434
	Riken Technos Corp.	5,000	8,536
	Riken Vitamin Co., Ltd.	2,000	50,742
#	Ringer Hut Co., Ltd.	1,800	20,973
#	RISA Partners, Inc.	19	8,843
	Rock Field Co., Ltd.	300	3,512
	Roland Corp.	2,000	23,989
#	Roland DG Corp.	900	12,144
#	Round One Corp.	1,200	8,866
#	Royal Co., Ltd.	2,000	20,542
	Ryobi, Ltd.	11,000	25,638
	Ryoden Trading Co., Ltd.	3,000	12,086
	Ryosan Co., Ltd.	2,900	61,168
	Ryoshoku, Ltd.	1,100	22,461
	Ryoyo Electro Corp.	2,000	16,051
	S Foods, Inc.	2,000	15,046
	Sagami Chain Co., Ltd.	2,000	17,655
*	Sagami Co., Ltd.	3,000	3,707
	Saibu Gas Co., Ltd.	24,000	59,122
	Saizeriya Co., Ltd.	1,700	19,301
	Sakata INX Corp.	3,000	8,155
#	Sakata Seed Corp.	2,000	26,178
	Sala Corp.	4,000	21,424
	San-Ai Oil Co., Ltd.	4,000	15,047
*	Sanden Corp.	7,000	15,780
	Sanei-International Co., Ltd.	500	3,145
#	Sankei Building Co., Ltd.	2,000	8,989
	Sanken Electric Co., Ltd.	3,000	9,392
#	Sanki Engineering Co., Ltd.	5,000	33,731
	Sankyo Seiko Co., Ltd.	4,000	6,190
	Sankyo-Tateyama Holdings, Inc.	16,000	11,237

27

	Sanoh Industrial Co., Ltd.	3,000	12,178
	Sanrio Co., Ltd.	2,100	15,614
	Sanshin Electronics Co., Ltd.	2,000	12,368
*	Sansui Electric Co., Ltd.	28,000	1,717
	Sanwa Holdings Corp.	5,000	13,818
	Sanyo Chemical Industries, Ltd.	7,000	32,569
	Sanyo Denki Co., Ltd.	4,000	9,944
#	Sanyo Shokai, Ltd.	4,000	13,021
	Sanyo Special Steel Co., Ltd.	6,000	21,333
#	Sasebo Heavy Industries Co., Ltd.	7,000	14,184
	Sato Corp.	2,100	18,700
	Sato Shoji Corp.	2,000	10,447
	Satori Electric Co., Ltd.	1,000	4,522
*	Saxa Holdings, Inc.	4,000	4,831
	Secom Joshinetsu Co., Ltd.	900	14,344
	Secom Techno Service Co., Ltd.	500	10,509
	Seika Corp.	8,000	16,351
	Seikagaku Corp.	1,700	16,212
#	Seiko Holdings Corp.	3,307	6,948
	Seiren Co., Ltd.	2,000	9,329
	Sekisui Jushi Co., Ltd.	2,000	13,263
	Sekisui Plastics Co., Ltd.	7,000	19,674
#	Senko Co., Ltd.	6,000	15,932
	Senshu Electric Co., Ltd.	1,000	9,819
#	Senshukai Co., Ltd.	3,000	19,208
#	Shibaura Mechatronics Corp.	4,000	16,925
#	Shibusawa Warehouse Co., Ltd.	6,000	22,344
	Shibuya Kogyo Co., Ltd.	2,100	16,979
	Shikibo, Ltd.	9,000	20,493
	Shikoku Bank, Ltd.	10,000	35,944
	Shikoku Chemicals Corp.	3,000	9,742
	Shikoku Coca-Cola Bottling Co., Ltd.	1,500	11,998
#	Shima Seiki Manufacturing Co., Ltd.	1,200	26,061
	Shimachu Co., Ltd.	800	13,979
#	Shimizu Bank, Ltd.	400	15,723
	Shinagawa Refractories Co., Ltd.	5,000	9,347
	Shindengen Electric Manufacturing Co., Ltd.	3,000	5,408
	Shin-Etsu Polymer Co., Ltd.	5,000	26,185
#	Shinkawa, Ltd.	1,000	12,221
	Shinko Plantech Co., Ltd.	3,000	19,961
	Shinko Shoji Co., Ltd.	2,000	12,966
	Shinmaywa Industries, Ltd.	5,000	14,324
	Shinnihon Corp.	4,000	3,981
	Shiroki Co., Ltd.	7,000	13,204
	Shizuoka Gas Co., Ltd.	3,000	16,778
#	Sho-Bond Corp.	2,000	35,959
#	Shobunsha Publications, Inc.	1,300	6,294
	Shochiku Co., Ltd.	4,000	27,606
	Showa Corp.	1,400	6,633
#	Showa Sangyo Co., Ltd.	10,000	27,039
#	Siix Corp.	2,400	8,614
	Sinanen Co., Ltd.	3,000	14,290

28

# *	Sinfonia Technology Co., Ltd.	6,000	12,873
#	SMK Corp.	5,000	16,081
#	Snow Brand Milk Products Co., Ltd.	6,500	16,224
	Sohgo Security Services Co., Ltd.	2,400	21,632
	Sorun Corp.	2,000	8,008
	SRA Holdings, Inc.	1,000	6,153
#	SSP Co., Ltd.	8,000	39,728
	Star Micronics Co., Ltd.	2,000	16,295
	Starzen Corp.	4,000	8,562
#	Stella Chemifa Corp.	900	19,349
	Sumida Corp.	1,100	5,384
	Suminoe Textile Co., Ltd.	5,000	6,440
# *	Sumiseki Holdings, Inc.	2,300	2,148
	Sumisho Computer Systems Corp.	1,100	12,888
*	Sumitomo Light Metal Industries, Ltd.	11,000	10,297
*	Sumitomo Mitsui Construction Co., Ltd.	9,660	7,455
	Sumitomo Osaka Cement Co., Ltd.	18,000	40,452
	Sumitomo Pipe & Tube Co., Ltd.	3,000	15,848
#	Sumitomo Precision Products Co., Ltd.	2,000	7,893
	Sumitomo Seika Chemicals Co., Ltd.	4,000	11,029
	Sumitomo Warehouse Co., Ltd.	11,000	39,521
	Sun Wave Corp.	2,000	2,976
#	SUNX, Ltd.	2,700	7,386
*	SWCC Showa Holdings Co., Ltd.	12,000	8,420
# *	SxL Corp.	3,000	1,453
#	T. Hasegawa Co., Ltd.	1,600	16,598
	Tachi-S Co., Ltd.	2,100	13,504
	Taihei Dengyo Kaisha, Ltd.	3,000	26,223
	Taiho Kogyo Co., Ltd.	1,900	13,298
	Taikisha, Ltd.	2,000	22,809
	Taisei Rotec Corp.	3,000	4,391
#	Taiyo Yuden Co., Ltd.	3,000	23,071
	Takamatsu Construction Group	1,600	21,500
#	Takaoka Electric Manufacturing Co., Ltd.	4,000	9,563
#	Takara Holdings, Inc.	5,000	24,453
	Takara Standard Co., Ltd.	5,000	28,624
	Takasago International Corp.	7,000	33,559
	Takasago Thermal Engineering Co., Ltd.	6,000	46,269
# *	Takashima & Co., Ltd.	4,000	5,813
	Takiron Co., Ltd.	3,000	7,459
#	Takuma Co., Ltd.	6,000	9,221
	Tamura Corp.	4,000	7,906
	TCM Corp.	5,000	6,435
# *	Teac Corp.	5,000	2,235
	Techno Associe Co., Ltd.	1,800	9,076
# *	Tecmo Koei Holdings Co., Ltd.	3,000	20,351
	Teikoku Tsushin Kogyo Co., Ltd.	4,000	8,031
*	Tekken Corp.	11,000	11,490
	Tenma Corp.	2,000	18,876
	The Aichi Bank, Ltd.	600	43,394
	The Akita Bank, Ltd.	15,000	50,065
	The Aomori Bank, Ltd.	13,000	49,411

29

# *	The Bank of Ikeda, Ltd.	700	26,832
#	The Bank of Iwate, Ltd.	700	33,697
	The Bank of Nagoya, Ltd.	8,000	33,844
	The Bank of Okinawa, Ltd.	1,100	29,672
	The Bank of Saga, Ltd.	6,000	17,959
*	The Chiba Kogyo Bank, Ltd.	3,200	30,086
	The Chukyo Bank, Ltd.	7,000	22,437
# *	The Daiei, Inc.	3,400	13,135
	The Daisan Bank, Ltd.	7,000	19,131
	The Daito Bank, Ltd.	10,000	6,510
	The Ehime Bank, Ltd.	6,000	14,947
	The Eighteenth Bank, Ltd.	6,000	17,494
*	The Fuji Fire & Marine Insurance Co., Ltd.	13,000	13,368
#	The Fukui Bank, Ltd.	12,000	37,623
	The Hokuetsu Bank, Ltd.	7,000	11,540
	The Japan Wool Textile Co., Ltd.	6,000	35,171
	The Kagawa Bank, Ltd.	3,000	12,646
*	The Kanto Tsukuba Bank, Ltd.	1,700	7,154
	The Kita-Nippon Bank, Ltd.	400	10,257
	The Maruetsu, Inc.	5,000	21,293
	The Michinoku Bank, Ltd.	5,000	12,112
*	The Minato Bank, Ltd.	21,000	27,243
	The Miyazaki Bank, Ltd.	6,000	23,523
	The Nagano Bank, Ltd.	6,000	15,775
	The Nippon Synthetic Chemical Industry Co., Ltd.	3,000	10,457
	The Nisshin Oillio Group, Ltd.	10,000	39,522
	The Oita Bank, Ltd.	10,000	51,483
	The Yasuda Warehouse Co., Ltd.	2,000	14,274
	TKC Corp.	1,200	21,836
	Toa Corp.	12,000	14,441
	Toa Doro Kogyo Co., Ltd.	3,000	5,706
	Toagosei Co., Ltd.	20,000	49,840
*	Tobishima Corp.	12,000	4,018
	TOC Co., Ltd.	5,000	16,599
	Tocalo Co., Ltd.	1,000	10,551
	Tochigi Bank, Ltd.	7,000	32,387
#	Toda Corp.	17,000	55,684
	Toei Co., Ltd.	9,000	39,559
	Toenec Corp.	3,000	13,867
	Toho Bank, Ltd.	14,000	51,109
	Toho Zinc Co., Ltd.	4,000	13,320
	Tohoku Bank, Ltd.	8,000	12,101
#	Tokai Corp.	5,000	17,117
	Tokai Rubber Industries, Ltd.	2,700	23,692
	Tokai Tokyo Financial Holdings, Inc.	19,000	42,111
*	Toko, Inc.	8,000	9,369
	Tokushima Bank, Ltd.	7,000	34,854
	Tokushu Tokai Holdings Co., Ltd.	5,189	12,521
	Tokyo Dome Corp.	5,000	14,267
	Tokyo Energy & Systems, Inc.	2,000	14,425
#	Tokyo Kikai Seisakusho, Ltd.	6,000	10,292
	Tokyo Ohka Kogyo Co., Ltd.	2,700	45,681

30

	Tokyo Rakutenchi Co., Ltd.	5,000	19,182
	Tokyo Rope Manufacturing Co., Ltd.	4,000	10,607
#	Tokyo Seimitsu Co., Ltd.	1,000	11,576
	Tokyo Style Co., Ltd.	4,000	29,494
	Tokyo Tekko Co., Ltd.	3,000	8,592
#	Tokyo Theatres Co., Inc.	6,000	11,257
#	Tokyo Tomin Bank, Ltd.	1,000	13,976
#	Tokyotokeiba Co., Ltd.	7,000	9,398
	Tokyu Community Corp.	1,000	15,489
#	Tokyu Construction Co., Ltd.	5,880	15,972
#	Tokyu Livable, Inc.	1,800	10,798
	Tokyu Recreation Co., Ltd.	3,000	15,337
	Toli Corp.	6,000	10,103
	Tomato Bank, Ltd.	9,000	21,706
	Tomen Electronics Corp.	800	7,683
#	Tomy Co., Ltd.	1,317	5,348
	Tonami Holdings Co., Ltd.	3,000	7,033
	Topy Industries, Ltd.	16,000	24,734
#	Torishima Pump Manufacturing Co., Ltd.	2,000	25,469
#	Toshiba Machine Co., Ltd.	5,000	14,838
#	Toshiba Plant Kensetsu Co., Ltd.	4,000	37,601
	Toshiba TEC Corp.	8,000	28,334
#	Tosho Printing Co., Ltd.	5,000	11,913
	Totetsu Kogyo Co., Ltd.	3,000	14,018
*	Totoku Electric Co., Ltd.	3,000	2,976
#	Tottori Bank, Ltd.	6,000	16,144
#	Touei Housing Corp.	900	1,994
*	Towa Bank, Ltd.	10,000	5,003
	Towa Pharmaceutical Co., Ltd.	900	34,220
#	Toyo Construction Co., Ltd.	18,000	8,393
	Toyo Corp.	3,000	26,863
	Toyo Electric Co., Ltd.	5,000	26,695
	Toyo Engineering Corp.	11,000	35,005
	Toyo Ink Manufacturing Co., Ltd.	15,000	32,516
#	Toyo Kanetsu K.K.	12,000	19,945
	Toyo Kohan Co., Ltd.	3,000	11,862
#	Toyo Radiator Co., Ltd.	5,000	7,925
*	Toyo Securities Co., Ltd.	5,000	8,251
*	Toyo Tire & Rubber Co., Ltd.	8,000	13,886
#	Toyobo Co., Ltd.	22,000	34,432
# *	Trans Cosmos, Inc.	1,100	7,046
	Trusco Nakayama Corp.	1,400	16,979
	Tsubakimoto Chain Co.	9,000	29,522
	Tsukishima Kikai Co., Ltd.	3,000	15,905
	Tsurumi Manufacturing Co., Ltd.	2,000	10,880
	Tsutsumi Jewelry Co., Ltd.	800	13,137
	Ube Material Industries, Ltd.	6,000	9,968
	Uchida Yoko Co., Ltd.	4,000	10,720
	Uniden Corp.	2,000	6,349
	Unimat Offisco Corp.	1,700	14,722
*	Unitika, Ltd.	33,000	36,642
	U-Shin, Ltd.	2,000	7,766

31

	Valor Co., Ltd.	2,000	15,005
*	Vital Ksk Holdings, Inc.	2,800	13,798
	Warabeya Nichiyo Co., Ltd.	1,200	13,256
#	Watami Food Service Co., Ltd.	1,400	28,054
	Wood One Co., Ltd.	3,000	7,951
#	Xebio Co., Ltd.	1,500	23,047
	YAMABIKO Corp.	615	8,855
	Yamagata Bank, Ltd.	11,000	49,716
*	Yamaichi Electronics Co., Ltd.	1,600	2,947
	Yamamura Glass Co., Ltd.	8,000	15,569
	Yamanashi Chuo Bank, Ltd.	11,000	53,889
	Yamazen Co., Ltd.	3,000	8,660
	Yaoko Co., Ltd.	500	13,533
	Yellow Hat, Ltd.	1,800	5,695
	Yodogawa Steel Works, Ltd.	9,000	40,928
	Yokohama Reito Co., Ltd.	3,000	17,360
	Yokowo Co., Ltd.	1,700	7,614
	Yomeishu Seizo Co., Ltd.	2,000	17,707
#	Yomiuri Land Co., Ltd.	3,000	8,355
	Yondenko Corp.	2,100	10,229
	Yonekyu Corp.	2,000	19,001
	Yorozu Corp.	1,900	16,671
	Yoshimoto Kogyo Co., Ltd.	2,000	18,515
#	Yoshinoya Holdings Co., Ltd.	23	24,416
	Yuraku Real Estate Co., Ltd.	3,000	3,448
	Yurtec Corp.	4,000	20,964
#	Yushiro Chemical Industry Co., Ltd.	1,000	8,589
#	Zenrin Co., Ltd.	1,800	23,403
#	Zensho Co., Ltd.	2,100	9,932
	Zeon Corp.	10,000	30,610
	Zeria Pharmaceutical Co., Ltd.	2,000	20,955
#	Zuken, Inc.	2,000	12,402

TOTAL — JAPAN			12,254,535

NETHERLANDS — (1.9%)
COMMON STOCKS — (1.9%)
#	Aalberts Industries NV	5,782	44,140
	Accell Group NV	795	22,875
*	AFC Ajax NV	864	7,341
#	Arcadis NV	2,418	35,628
# *	ASM International NV	2,535	29,335
# *	BE Semiconductor Industries NV	1,100	2,162
	Beter Bed Holding NV	1,357	14,515
#	Brunel International NV	1,355	21,794
*	Crucell NV	2,983	62,439
*	Draka Holding NV	762	8,142
#	Eriks Group NV	272	9,173
	Exact Holding NV	619	12,272
	Fugro NV	689	24,668
*	Gamma Holding NV	304	1,496
	Grontmij NV	824	18,129

32

# *	Heijmans NV	819	5,275
	Imtech NV	3,855	60,168
#	Innoconcepts NV	1,056	4,066
	Kas Bank NV	488	6,009
	Kendrion NV	133	1,230
	Koninklijke Bam Groep NV	4,222	41,505
	Koninklijke Boskalis Westminster NV	2,373	55,330
	Koninklijke Ten Cate NV	1,361	25,973
	Koninklijke Vopak NV	1,672	73,629
#	Macintosh Retail Group NV	879	9,580
	Mediq NV	3,387	33,392
	Nutreco Holding NV	1,565	53,708
#	Oce NV	3,355	21,233
	Ordina NV	2,349	10,280
*	Pharming Group NV	3,806	2,484
	RSDB NV	354	5,959
	SBM Offshore NV	9,842	158,631
	Sligro Food Group NV	924	21,020
	Smit Internationale NV	564	31,758
*	Super De Boer NV	4,820	19,333
#	Telegraaf Media Groep NV	1,554	20,447
	TKH Group NV	2,708	33,958
	Unit 4 Agresso NV	982	11,889
	USG People NV	3,335	31,361
*	Van der Moolen Holding NV	995	2,847
	Wavin NV	4,736	13,287

TOTAL — NETHERLANDS			1,068,461

NEW ZEALAND — (0.5%)
COMMON STOCKS — (0.5%)
	Air New Zealand, Ltd.	25,682	15,227
	Briscoe Group, Ltd.	15,371	7,109
	Cavalier Corp., Ltd.	8,600	8,266
	Fisher & Paykel Appliances Holdings, Ltd.	23,260	6,043
	Fisher & Paykel Healthcare Corp.	17,357	29,821
	Freightways, Ltd.	7,082	11,603
#	Hallenstein Glassons Holdings, Ltd.	5,327	7,716
	Infratil, Ltd.	16,437	14,598
	Mainfreight, Ltd.	3,992	10,274
	New Zealand Refining Co., Ltd.	11,600	45,074
	Nuplex Industries, Ltd.	39,936	8,128
	Port of Tauranga, Ltd.	7,100	22,068
	Pumpkin Patch, Ltd.	7,400	5,030
	Pyne Gould Guinness, Ltd.	14,522	11,091
	Ryman Healthcare, Ltd.	31,115	24,635
	Sanford, Ltd.	6,562	20,800
	Sky City Entertainment Group, Ltd.	24,023	37,194
	Steel & Tube Holdings, Ltd.	5,579	9,008
	Tower, Ltd.	8,446	6,502

TOTAL — NEW ZEALAND			300,187

33

NORWAY — (1.2%)
COMMON STOCKS — (1.2%)
	Acta Holding ASA	5,000	1,660
#	Atea ASA	5,000	15,219
	Austevoll Seafood ASA	2,800	8,232
# *	Blom ASA	4,000	7,885
*	BW Gas, Ltd.	3,400	10,590
	Camillo Eitze & Co. ASA	1,600	2,446
	Cermaq ASA	3,800	22,906
*	Det Norske Oljeselskap ASA	36,000	30,414
#	DOF ASA	2,500	12,772
	EDB Business Partner ASA	2,200	4,629
# *	Eitzen Chemical ASA	5,000	2,659
	Ekornes ASA	1,600	19,331
	Farstad Shipping ASA	800	11,970
	Ganger Rolf ASA	1,960	38,390
*	Kongsberg Gruppen ASA	320	14,737
# *	Norse Energy Corp. ASA	14,000	7,222
*	Norske Skogindustrier ASA Series A	7,000	16,379
#	Odfjell ASA Series A	1,000	5,952
*	ODIM ASA	1,200	6,402
# *	Petrolia Drilling ASA	55,000	3,039
*	Prosafe ASA	11,000	45,194
*	Prosafe Production Public, Ltd.	15,500	27,822
#	Rieber and Son ASA Series A	3,600	22,709
	Schibsted ASA	2,750	28,554
# *	Sevan Marine ASA	7,745	6,824
	Solstad Offshore ASA	1,000	11,646
*	Songa Offshore ASA	2,200	3,648
	SpareBanken 1 SMN	6,214	28,153
*	Storebrand ASA	3,000	10,885
#	Tandberg ASA Series A	6,600	92,860
*	TGS Nopec Geophysical Co. ASA	4,820	35,592
	Tomra Systems ASA	9,200	34,024
#	TTS Marine ASA	1,100	2,724
	Veidekke ASA	4,900	23,284
#	Wilh. Wilhelmsen ASA	2,050	25,924

TOTAL — NORWAY			642,677

PORTUGAL — (0.5%)
COMMON STOCKS — (0.5%)
	Banco BPI SA	15,318	36,226
*	Impresa Sociedade Gestora de Participacoes SA	6,108	6,433
# *	Mota-Engil SGPS SA	4,552	19,665
	Portucel-Empresa Produtora de Pasta de Papel SA	20,700	44,251
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	5,074	27,740
	Redes Energeticas Nacionais SA	9,067	37,518
	Sociedade de Investimento e Gestao SGPS SA	6,200	51,980
	Sonae Industria SGPS SA	2,500	8,043

34

*	Sonaecom SGPS SA	8,301	20,598

TOTAL — PORTUGAL			252,454

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
	Allgreen Properties, Ltd.	34,000	12,742
*	Asia Food and Properties, Ltd.	70,000	12,254
	Bukit Sembawang Estates, Ltd.	4,500	7,346
	Cerebos Pacific, Ltd.	15,000	28,253
	CH Offshore, Ltd.	17,400	3,393
# *	Chartered Semiconductor Manufacturing, Ltd.	199,800	22,120
*	China Aviation Oil Singapore Corp., Ltd.	34,473	19,462
	Chuan Hup Holdings, Ltd.	87,000	10,286
*	Creative Technology Co., Ltd.	2,650	5,899
# *	Delong Holdings, Ltd.	17,000	6,643
	Ezra Holdings, Ltd.	14,000	8,694
*	Fu Yu Corp., Ltd.	78,750	3,723
*	GK Goh Holdings, Ltd.	17,000	5,953
	Goodpack, Ltd.	14,000	7,663
	Hi-P International, Ltd.	23,000	8,031
	Ho Bee Investment, Ltd.	14,000	3,934
	Hong Leong Asia, Ltd.	18,000	8,748
	Hotel Grand Central, Ltd.	29,203	10,693
*	Hotel Plaza, Ltd.	37,500	23,101
	Hotel Properties, Ltd.	17,200	11,828
	Hwa Hong Corp., Ltd.	85,000	22,004
	Hyflux, Ltd.	11,000	13,438
	Jaya Holdings, Ltd.	22,000	4,720
	K1 Ventures, Ltd.	120,000	9,687
	Keppel Telecommunications and Transportation, Ltd.	38,000	23,476
	Kim Eng Holdings, Ltd.	16,200	16,214
	Lafe Corp., Ltd.	39,200	1,581
	Metro Holdings, Ltd.	41,000	9,409
	Midas Holdings, Ltd.	21,000	6,262
	MobileOne, Ltd.	14,000	13,891
	Orchard Parade Holdings, Ltd.	11,239	4,929
#	Petra Foods, Ltd.	20,000	7,141
	SBS Transit, Ltd.	23,000	24,621
	Tat Hong Holdings, Ltd.	17,000	9,073
*	Tuan Sing Holdings, Ltd.	44,000	3,261
*	United Engineers, Ltd.	11,000	10,656
	UOB-Kay Hian Holdings, Ltd.	30,000	25,492
	WBL Corp., Ltd.	22,000	51,221
	Wheelock Properties, Ltd.	20,000	14,768
	Wing Tai Holdings, Ltd.	19,000	11,233
TOTAL COMMON STOCKS			503,843

RIGHTS/WARRANTS — (0.0%)
*	Goodpack, Ltd. Rights 07/16/09	1,750	6

TOTAL — SINGAPORE			503,849

35

SPAIN — (2.2%)
COMMON STOCKS — (2.2%)
	Abengoa SA	2,121	36,559
	Adolfo Dominguez SA	425	4,069
#	Amper SA	1,600	13,545
	Antena 3 de Television SA	3,640	19,790
*	Avanzit SA	13,800	16,116
*	Azkoyen SA	2,184	9,479
	Banco de Andalucia SA	224	9,446
	Banco Guipuzcoano SA	4,367	26,559
	Banco Pastor SA	7,744	51,471
*	Baron de Ley SA	67	2,410
	Bolsas y Mercados Espanoles	4,485	125,292
	Campofrio Food Group SA	1,577	13,948
	Cementos Portland Valderrivas SA	849	25,473
	Construcciones y Auxiliar de Ferrocarriles SA	169	61,405
*	Corporacion Dermoestetica	1,600	9,022
	Duro Felguera SA	1,768	11,005
	Ebro Puleva SA	5,324	75,761
	Elecnor SA	1,422	15,350
*	Ercros SA	30,270	5,975
	Faes Farma SA	7,525	36,431
*	General de Alquiler de Maquinaria	1,055	6,049
	Grupo Catalana Occidente SA	3,722	54,877
	Grupo Empresarial Ence SA	6,000	20,910
	Iberia Lineas Aereas de Espana SA	34,690	64,760
	Iberpapel Gestion SA	936	10,174
# *	La Seda de Barcelona SA	39,580	19,685
*	Laboratorios Almirall SA	3,466	31,281
	Mecalux SA	742	10,920
	Miquel y Costas & Miquel SA	555	9,762
*	Natraceutical SA	15,014	10,874
#	NH Hoteles SA	3,495	16,591
	Obrascon Huarte Lain SA	1,613	21,683
	Papeles y Cartones de Europa SA	2,299	9,183
	Pescanova SA	479	16,162
*	Promotora de Informaciones SA	5,034	13,734
	Prosegur Cia de Seguridad SA	2,200	62,826
*	Realia Business SA	4,187	12,113
	Service Point Solutions SA	5,069	5,311
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	4,714	5,196
	Sol Melia SA	4,123	20,291
#	SOS Cuetara SA	2,659	15,161
	Tubacex SA	5,465	15,433
	Tubos Reunidos SA	8,287	21,307
	Unipapel SA	733	8,853
*	Urbas Guadahermosa SA	4,591	1,144
*	Vertice Trescientos Sesenta Grados SA	651	729
	Vidrala SA	1,053	21,634
	Viscofan SA	3,593	66,706

36

# *	Zeltia SA	12,166	63,426

TOTAL — SPAIN			1,205,881

SWEDEN — (1.7%)
COMMON STOCKS — (1.6%)
#	Aarhuskarlshamn AB	1,961	27,223
	Addtech AB Series B	2,500	26,534
# *	AF AB Series B	900	13,545
*	Anoto Group AB	7,000	4,207
	Axfood AB	1,800	37,416
	Axis Communications AB	2,100	18,301
	B&B Tools AB	2,500	22,985
*	BE Group AB	2,600	8,733
	Beijer Alma AB	1,700	16,310
*	Bilia AB Series A	2,975	13,146
*	Billerud AB	2,100	9,997
#	Cantena AB	1,487	14,654
	Cardo AB	1,700	37,578
*	Carl Lamm Holding AB	342	1,560
#	Clas Ohlson AB Series B	1,200	13,888
*	Cloetta AB	960	3,103
# *	D. Carnegie & Co. AB	5,750	12,723
#	Elekta AB Series B	5,600	64,605
#	Eniro AB	4,800	10,561
#	G & L Beijer AB Series B	800	16,966
*	Gunnebo AB	1,800	5,664
*	Haldex AB	1,680	8,903
#	Hemtex AB	2,800	9,088
*	Hexpol AB	135	512
*	HIQ International AB	1,000	3,053
#	Hoganas AB Series B	1,300	15,104
*	Indutrade AB	200	2,658
	Intrum Justitia AB	5,500	47,798
# *	JM AB	5,312	36,398
	KappAhl Holding AB	2,000	7,479
	Lagercrantz Group AB Series B	2,500	8,114
	Mekonomen AB	1,400	17,019
*	Micronic Laser Systems AB	1,600	2,344
*	Munters AB	2,250	10,049
	NCC AB Series B	6,075	53,295
#	New Wave Group AB Series B	2,000	4,408
	NIBE Industrier AB	3,549	28,794
	Nobia AB	5,100	19,500
#	Nolato AB Series B	1,100	5,633
*	Oriflame Cosmetics SA	1,454	62,712
*	Pa Resources AB	9,100	25,242
	Peab AB Series B	14,480	60,679
*	Q-Med AB	1,500	8,405
*	Rezidor Hotel Group AB	3,516	6,716
# *	SAS AB	60,000	27,713
*	Scribona AB Series B	900	686

37

	Skistar AB	1,500	15,300
	SWECO AB Series B	1,500	6,902
# *	Trelleborg AB Series B	4,669	19,062
TOTAL COMMON STOCKS			893,265

RIGHTS/WARRANTS — (0.1%)
# *	Hemtex AB Rights 05/13/09	2,800	1,671
# *	Trelleborg AB Rights 05/19/09	9,338	24,609
TOTAL RIGHTS/WARRANTS			26,280

TOTAL — SWEDEN			919,545

SWITZERLAND — (4.2%)
COMMON STOCKS — (4.2%)
	Acino Holding AG	184	27,349
	AFG Arbonia-Forster Holding AG	75	897
	Allreal Holding AG	372	39,240
*	Aryzta AG	7,275	210,708
*	Ascom Holding AG	1,474	12,990
*	Athris Holding AG	26	17,632
#	Bachem Holdings AG	343	21,079
	Bank Coop AG	531	32,520
# *	Bank Sarasin & Cie AG Series B	2,000	47,676
#	Banque Cantonale de Geneve	85	15,322
	Banque Cantonale Vaudoise	144	49,139
	Banque Privee Edmond de Rothschild SA	1	22,919
*	Basilea Pharmaceutica AG	201	14,027
	Belimo Holdings AG	34	24,735
	Bellevue Group AG	298	10,550
	Berner Kantonalbank AG	264	54,969
	Bobst Group AG	800	19,935
	Bucher Industries AG	416	33,899
	Burckhardt Compression Holding AG	80	10,283
	Centralschweizerische Kraftwerke AG	26	8,293
	Charles Voegele Holding AG	750	20,928
	Clariant AG	15,895	89,677
#	Conzzeta AG	27	33,030
	Daetwyler Holding AG	296	10,198
	Dufry Group	642	17,102
# *	EFG International AG	3,568	43,166
	Elektrizitaets-Gesellschaft Laufenberg AG	24	21,539
	Emmi AG	111	11,098
	EMS-Chemie Holding AG	529	40,076
	Energiedienst Holding AG	1,000	41,432
*	Flughafen Zuerich AG	262	55,007
#	Forbo Holding AG	82	13,660
#	Galenica Holding AG	362	104,206
	George Fisher AG	232	38,934
#	Gurit Holding AG	25	10,133
	Helvetia Holding AG	360	93,323
	Jelmoli Holding AG	130	42,921

38

	Kaba Holding AG	90	17,317
*	Kardex AG	430	11,396
	Komax Holding AG	205	10,189
# *	Kudelski SA	1,700	24,296
	Kuoni Reisen Holding AG	200	57,785
*	Logitech International SA	1,129	15,088
	Luzerner Kantonalbank AG	200	43,778
	Medisize Holding AG	250	8,514
*	Metall Zug AG	12	20,814
*	Micronas Semiconductor Holding AG	800	2,568
	Mobimo Holding AG	192	26,108
	Nobel Biocare Holding AG	2,839	57,876
	Panalpina Welttransport Holding AG	601	32,738
# *	Partners Group Holdings AG	517	45,173
	Phoenix Mecano AG	50	10,948
*	Precious Woods Holding AG	190	4,247
	PubliGroupe SA	70	4,390
*	Quadrant AG	192	11,747
#	Rieters Holdings AG	254	37,586
	Romande Energie Holding SA	50	89,690
	Schulthess Group AG	434	20,464
	Schweiter Technology AG	80	26,955
	Schweizerische National-Versicherungs-Gesellschaft	30	13,004
	Societe Generale d’Affichage	64	6,541
# *	St. Galler Kantonalbank	137	48,478
	Sulzer AG	1,358	73,808
	Swisslog Holding AG	16,104	8,783
	Swissquote Group Holding SA	538	22,347
#	Tecan Group AG	607	19,280
*	Temenos Group AG	3,482	48,211
	Valartis Group AG	200	2,832
#	Valora Holding AG	224	39,130
	Verwaltungs und Privat-Bank AG	150	11,755
	Vontobel Holdings AG	1,700	37,729
	Ypsomed Holdings AG	227	14,495
	Zehnder Holding AG	12	8,696
#	Zuger Kantonalbank	8	27,323
TOTAL COMMON STOCKS			2,322,671

RIGHTS/WARRANTS — (0.0%)
# *	AFG Arbonia-Forster Holding AG Rights 04/29/09	600	3,154

TOTAL — SWITZERLAND			2,325,825

UNITED KINGDOM — (15.1%)
COMMON STOCKS — (15.1%)
	Aberdeen Asset Management P.L.C.	38,814	75,270
	Aegis Group P.L.C.	33,093	44,303
	Aga Rangemaster Group P.L.C.	7,312	10,782
	Aggreko P.L.C.	14,299	121,270
*	Alizyme P.L.C.	2,413	288

39

*	Alphameric P.L.C.	12,452	4,580
	Anglo Pacific Group P.L.C.	9,858	19,572
	Anite P.L.C.	6,640	2,806
	Arena Leisure P.L.C.	8,000	2,119
	ARM Holdings P.L.C.	81,209	142,631
	Arriva P.L.C.	13,563	92,593
	Ashmore Group P.L.C.	17,299	57,474
	Ashtead Group P.L.C.	13,374	12,378
	Atkins WS P.L.C.	4,902	44,217
	Aveva Group P.L.C.	3,072	25,561
*	Avis Europe P.L.C.	21,462	5,186
*	Axis-Shield P.L.C.	3,456	14,899
	Babcock International Group P.L.C.	10,808	69,333
	Barr (A.G.) P.L.C.	1,130	21,685
	BBA Aviation P.L.C.	32,911	50,933
	Beazley Group P.L.C.	44,533	66,301
	Bellway P.L.C.	5,288	55,711
	Biocompatibles International P.L.C.	927	2,393
	Bloomsbury Publishing P.L.C.	3,174	5,852
	Bodycote P.L.C.	14,936	31,472
	Bovis Homes Group P.L.C.	9,037	61,202
	BPP Holdings P.L.C.	2,800	24,060
	Brammer P.L.C.	1,933	3,215
	Brewin Dolphin Holdings P.L.C.	18,429	31,960
	Brit Insurance Holdings P.L.C.	19,204	52,165
	British Polythene Industries P.L.C.	2,000	3,867
	Britvic P.L.C.	6,174	23,766
	BSS Group P.L.C.	5,876	27,608
*	BTG P.L.C.	14,266	30,634
	Burberry Group P.L.C.	26,972	160,546
	Care UK P.L.C.	2,594	10,845
	Carillion P.L.C.	33,513	130,891
	Carpetright P.L.C.	4,000	34,045
	Castings P.L.C.	4,744	10,505
	Catlin Group, Ltd.	20,635	106,784
	Charter International P.L.C.	8,148	67,039
	Chemring Group P.L.C.	2,294	71,168
	Chesnara P.L.C.	3,500	6,920
	Chloride Group P.L.C.	12,218	29,417
*	Chrysalis Group P.L.C.	2,000	1,613
	Close Brothers Group P.L.C.	9,621	88,909
	Collins Stewart P.L.C.	4,982	6,939
	Communisis P.L.C.	4,553	2,031
	Computacenter P.L.C.	6,654	14,831
	Connaught P.L.C.	7,237	38,060
	Consort Medical P.L.C.	1,360	7,832
	Cookson Group P.L.C.	7,723	2,234
	Corin Group P.L.C.	2,986	2,591
	Cranswick P.L.C.	1,977	17,672
	Croda International P.L.C.	5,591	44,607
*	CSR P.L.C.	5,290	20,367
	Daily Mail & General Trust P.L.C. Series A	9,155	44,450

40

	Dairy Crest Group P.L.C.	10,341	47,330
*	Dana Petroleum P.L.C.	5,619	103,887
*	Danka Business Systems P.L.C.	7,000	210
	Davis Service Group P.L.C.	12,354	47,659
	Dawson Holdings P.L.C.	6,455	1,073
	De la Rue P.L.C.	4,515	63,998
	Delta P.L.C.	6,000	10,241
	Development Securities P.L.C.	1,186	4,718
	Devro P.L.C.	8,000	10,861
	Dialight P.L.C.	2,792	4,816
	Dicom Group P.L.C.	4,824	8,890
	Dignity P.L.C.	4,751	36,821
	Dimension Data Holdings P.L.C.	78,371	58,838
	Diploma P.L.C.	7,500	12,145
	Domino Printing Sciences P.L.C.	6,574	23,955
	DS Smith P.L.C.	31,526	35,970
	DSG International P.L.C.	80,930	51,270
	Dyson Group P.L.C.	3,052	767
	E2V Technologies P.L.C.	2,700	4,279
	Electrocomponents P.L.C.	25,911	60,290
	Elementis P.L.C.	23,267	8,888
	Ennstone P.L.C.	46,777	—
*	Erinaceous Group P.L.C.	4,077	100
	Euromoney Institutional Investor P.L.C.	3,960	14,707
	Evolution Group P.L.C.	7,200	12,698
	F&C Asset Management P.L.C.	30,246	34,626
	Fenner P.L.C.	7,389	9,297
	Fidessa Group P.L.C.	2,121	34,439
	Filtrona P.L.C.	7,745	13,624
	Filtronic P.L.C.	3,555	1,661
	Findel P.L.C.	3,443	7,745
	Forth Ports P.L.C.	2,313	33,335
	French Connection Group P.L.C.	2,765	2,924
*	Full Circle Future, Ltd.	3,000	—
	Fuller Smith & Turner P.L.C.	3,070	20,715
	Future P.L.C.	13,448	3,122
	Galiform P.L.C.	31,043	14,435
	Galliford Try P.L.C.	13,505	10,803
	Game Group P.L.C.	17,436	50,719
*	Games Workshop Group P.L.C.	510	1,507
	Genus P.L.C.	3,377	30,185
	GKN P.L.C.	41,902	73,671
	Go-Ahead Group P.L.C.	2,000	37,574
	Greene King P.L.C.	10,256	94,137
	Greggs P.L.C.	640	32,603
	Halfords Group P.L.C.	8,640	42,290
	Halma P.L.C.	18,397	48,265
	Hargreaves Lansdown P.L.C.	6,832	22,134
	Hays P.L.C.	70,323	93,350
	Headlam Group P.L.C.	3,793	15,637
	Helical Bar P.L.C.	4,115	20,607
	Helphire P.L.C.	12,077	6,699

41

*	Henderson Group P.L.C.	38,295	49,498
	Henry Boot P.L.C.	3,595	3,946
*	Heritage Oil, Ltd.	10,769	60,707
	Hikma Pharmaceuticals P.L.C.	6,026	34,571
	Hill & Smith Holdings P.L.C.	7,437	24,773
	Hiscox, Ltd.	24,784	122,695
	HMV Group P.L.C.	23,197	48,726
	Hochschild Mining P.L.C.	6,698	22,041
	Holidaybreak P.L.C.	2,376	8,811
	Homeserve P.L.C.	3,150	57,012
	Hunting P.L.C.	6,453	44,057
	Huntsworth P.L.C.	1,679	1,551
	Hyder Consulting P.L.C.	2,034	3,370
	IG Group Holdings P.L.C.	23,010	74,434
	IMI P.L.C.	18,222	95,535
	Inchcape P.L.C.	9,694	2,249
	Informa P.L.C.	28,570	124,871
	Innovation Group P.L.C.	44,854	4,593
	Intermediate Capital Group P.L.C.	4,920	35,116
	International Personal Finance P.L.C.	14,134	30,307
	Interserve P.L.C.	9,249	27,899
*	IP Group P.L.C.	25,378	17,310
	ITE Group P.L.C.	10,838	15,270
	J.D. Wetherspoon P.L.C.	7,000	42,134
	James Fisher & Sons P.L.C.	3,436	22,599
	Jardine Lloyd Thompson Group P.L.C.	10,958	71,350
	JJB Sports P.L.C.	12,000	4,428
	JKX Oil and Gas P.L.C.	6,993	20,952
	John Menzies P.L.C.	3,000	4,931
*	Johnston Press P.L.C.	34,674	6,241
	Kcom Group P.L.C.	15,853	6,309
	Keller Group P.L.C.	3,959	34,642
	Kesa Electricals P.L.C.	31,742	61,879
	Kier Group P.L.C.	3,314	47,902
	Ladbrokes P.L.C.	45,856	158,400
	Laird P.L.C.	10,782	24,611
	Lavendon Group P.L.C.	1,578	3,605
	Liontrust Asset Management P.L.C.	2,728	4,234
	Logica P.L.C.	98,662	111,300
	Lookers P.L.C.	5,753	3,929
	Low & Bonar P.L.C.	7,500	2,972
	Luminar Group Holdings P.L.C.	2,328	4,715
	Macfarlane Group P.L.C.	6,000	1,812
	Management Consulting Group P.L.C.	21,891	9,529
	Marshalls P.L.C.	5,652	9,312
	Marston’s P.L.C.	14,576	36,684
	Mcbride P.L.C.	6,500	12,114
	Meggitt P.L.C.	50,317	133,344
	Melrose P.L.C.	14,247	19,651
	Melrose Resources P.L.C.	5,289	21,344
	Michael Page International P.L.C.	21,322	86,488
	Micro Focus International P.L.C.	5,660	26,590

42

	Millennium and Copthorne Hotels P.L.C.	7,444	24,163
	Misys P.L.C.	31,196	63,672
	Mitie Group P.L.C.	12,853	39,584
	Molins P.L.C.	1,360	860
	Mondi P.L.C.	21,959	56,943
	Morgan Crucible Co. P.L.C.	10,153	16,896
	Morgan Sindall P.L.C.	1,492	13,460
	Mothercare P.L.C.	3,573	20,154
	Mouchel Group P.L.C.	5,135	19,444
	N Brown Group P.L.C.	9,038	31,296
	National Express Group P.L.C.	7,300	28,080
	Nestor Healthcare Group P.L.C.	4,757	1,928
	Northern Foods P.L.C.	23,834	21,704
	Northgate P.L.C.	3,863	8,329
	OPD Group P.L.C.	2,139	1,281
*	Oxford Biomedica P.L.C.	29,875	4,291
	Oxford Instruments P.L.C.	4,604	10,795
*	Parity Group P.L.C.	225	51
	PayPoint P.L.C.	1,573	10,932
*	Peter Hambro Mining P.L.C.	2,982	27,828
*	Photo-Me International P.L.C.	11,000	2,878
	Pinewood Shepperton P.L.C.	3,450	7,252
	Premier Farnell P.L.C.	10,889	24,650
	Premier Foods P.L.C.	45,477	24,063
*	Premier Oil P.L.C.	4,000	61,286
	Provident Financial P.L.C.	7,567	94,233
	Psion P.L.C.	6,000	5,469
	PV Crystalox Solar P.L.C.	11,300	18,769
	PZ Cussons P.L.C.	14,129	33,217
	Qinetiq P.L.C.	31,363	61,258
	Rathbone Brothers P.L.C.	3,114	36,444
*	Raven Mount Group P.L.C.	13,000	8,861
*	Redrow P.L.C.	11,802	34,760
	Regus P.L.C.	52,449	59,386
	Renishaw P.L.C.	2,904	16,618
	Rensburg Sheppards P.L.C.	1,080	7,708
	Rentokil Initial P.L.C.	101,470	97,890
	Restaurant Group P.L.C.	8,444	19,889
	Rightmove P.L.C.	2,008	9,583
	RM P.L.C.	5,970	12,879
	Robert Wiseman Dairies P.L.C.	1,877	9,603
	ROK P.L.C.	11,035	8,931
	Rotork P.L.C.	4,906	58,677
	RPC Group P.L.C.	4,083	8,977
	RPS Group P.L.C.	9,770	27,248
	Savills P.L.C.	5,508	22,795
*	SDL P.L.C.	3,813	18,394
	Senior P.L.C.	14,400	7,463
	Severfield-Rowen P.L.C.	1,808	5,884
	Shanks Group P.L.C.	14,724	21,204
	Shore Capital Group P.L.C.	11,089	3,054
	SIG P.L.C.	15,426	36,267

43

*	SkyePharma P.L.C.	288	754
	Smiths News P.L.C.	10,824	15,977
*	Soco International P.L.C.	3,613	65,720
	Spectris P.L.C.	5,378	46,668
	Speedy Hire P.L.C.	1,564	5,496
	Spirax-Sarco Engineering P.L.C.	6,100	76,856
	Spirent Communications P.L.C.	42,716	35,484
	SSL International P.L.C.	13,041	91,430
	St. Ives Group P.L.C.	3,000	2,838
	St. Jame’s Place P.L.C.	11,136	27,622
	St. Modwen Properties P.L.C.	11,500	29,458
	Stagecoach Group P.L.C.	31,722	61,043
	Sthree P.L.C.	2,791	9,442
*	STV Group P.L.C.	500	507
	T. Clarke P.L.C.	3,989	7,251
	Ted Baker P.L.C.	1,617	8,828
*	The Berkeley Group Holdings P.L.C.	7,115	102,319
	The Vitec Group P.L.C.	2,000	6,909
	The Weir Group P.L.C.	9,120	64,697
	Tomkins P.L.C.	72,716	185,641
	Topps Tiles P.L.C.	5,775	4,438
	Travis Perkins P.L.C.	9,381	96,888
	Trinity Mirror P.L.C.	6,899	5,429
	TT electronics P.L.C.	6,965	2,917
	Tullett Prebon P.L.C.	10,034	39,347
*	UK Coal P.L.C.	7,301	12,870
	Ultra Electronics Holdings P.L.C.	4,005	70,221
	United Business Media P.L.C.	16,744	113,395
	UTV Media P.L.C.	2,430	2,481
*	Vectura Group P.L.C.	20,878	21,895
	Venture Production P.L.C.	5,663	66,789
	Victrex P.L.C.	3,288	25,982
	VT Group P.L.C.	11,026	75,033
	WH Smith P.LC.	9,800	60,398
	White Young Green P.L.C.	2,244	1,075
	William Hill P.L.C.	9,906	31,808
	Wilmington Group P.L.C.	6,879	13,239
	Wincanton P.L.C.	5,790	13,602
*	Wolfson Microelectronics P.L.C.	7,866	14,078
*	Woolworths Group P.L.C.	71,508	1,291
	WSP Group P.L.C.	4,191	16,786
	Xaar P.L.C.	5,056	6,322
	Xchanging P.L.C.	4,936	13,469
	Yell Group P.L.C.	13,852	8,069
	Yule Catto & Co. P.L.C.	6,673	6,178
TOTAL COMMON STOCKS			8,278,461

RIGHTS/WARRANTS — (0.0%)
*	Premier Oil P.L.C. Rights 05/06/09	1,777	14,642

TOTAL — UNITED KINGDOM			8,293,103

44

Value†
SECURITIES LENDING COLLATERAL — (17.0%)
§ @	DFA Short Term Investment Fund LP	9,237,345	9,237,345

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC, 7.000%(r), 08/01/38, valued at $101,700) to be repurchased at $99,706	$100	99,706
TOTAL SECURITIES LENDING COLLATERAL		9,337,051

TOTAL INVESTMENTS - (100.0%) (Cost $78,848,595)		$54,981,425

See accompanying Notes to Financial Statements.

45

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2009

(Unaudited)

		Shares	Value††

	AUSTRALIA — (3.0%)
	COMMON STOCKS — (3.0%)
	Amcor, Ltd.	23,883	$83,383
	Australia & New Zealand Banking Group, Ltd.	26,396	304,404
#	Bank of Queensland, Ltd.	2,288	14,136
	Bendigo Bank, Ltd.	6,695	33,338
#	BlueScope Steel, Ltd.	9,242	15,635
	Boral, Ltd.	12,767	37,915
#	Caltex Australia, Ltd.	2,781	19,858
	CSR, Ltd.	26,240	25,536
#	Fairfax Media, Ltd.	35,541	30,570
	Goodman Fielder, Ltd.	22,714	18,921
	Lend Lease Corp., Ltd.	8,598	45,036
#	Macquarie Group, Ltd.	6,199	149,967
	National Australia Bank, Ltd.	20,300	303,591
	OneSteel, Ltd.	17,119	27,636
	Qantas Airways, Ltd.	25,486	36,768
	Sims Metal Management, Ltd.	2,014	29,251
	Suncorp-Metway, Ltd.	21,152	90,251
	TABCORP Holdings, Ltd.	13,704	73,992
	Toll Holdings, Ltd.	16,129	69,017
	Washington H. Soul Pattinson & Co., Ltd.	4,770	33,278
	Wesfarmers, Ltd.	5,370	88,227

	TOTAL — AUSTRALIA		1,530,710

	AUSTRIA — (0.5%)
	COMMON STOCKS — (0.5%)
#	Erste Group Bank AG	1,418	29,588
	OMV AG	5,113	158,401
#	Voestalpine AG	2,633	50,376

	TOTAL — AUSTRIA		238,365

	BELGIUM — (0.6%)
	COMMON STOCKS — (0.6%)
#	Delhaize Group	3,089	208,337
# *	UCB SA	4,349	118,369

	TOTAL — BELGIUM		326,706

	CANADA — (5.6%)
	COMMON STOCKS — (5.6%)
	Astral Media, Inc. Class A	1,300	34,338

1

	Bank of Montreal	7,822	258,920
	Canadian Imperial Bank of Commerce	3,900	175,080
	Canadian Pacific Railway, Ltd.	2,900	103,771
#	Canadian Tire Corp. Class A	2,000	84,639
*	CGI Group, Inc.	4,500	39,898
	Empire Co., Ltd. Class A	500	20,883
	Fairfax Financial Holdings, Inc.	200	52,895
	George Weston, Ltd.	1,000	49,635
	Gerdau Ameristeel Corp.	4,000	21,051
	Groupe Aeroplan, Inc.	4,900	31,002
	Industrial Alliance Insurance & Financial Services, Inc.	2,000	40,091
	ING Canada, Inc.	700	20,273
	Loblaw Companies, Ltd.	1,800	48,496
	Magna International, Inc. Class A	2,620	89,953
	Manitoba Telecom Services, Inc.	500	14,037
#	Manulife Financial Corp.	3,300	56,194
	Metro, Inc. Class A	1,600	49,610
	National Bank of Canada	1,500	54,869
	Petro-Canada	12,500	394,494
#	Sun Life Financial, Inc.	10,150	237,313
	Talisman Energy, Inc.	8,200	102,732
#	The Thomson Corp.	6,678	187,474
	Toronto Dominion Bank	11,900	469,698
# *	Viterra, Inc.	5,800	42,286
	Yamana Gold, Inc.	16,300	127,854

TOTAL — CANADA			2,807,486

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
# *	A P Moller - Maersk A.S.	30	174,260
#	Danisco A.S.	1,400	45,850
*	Danske Bank A.S.	11,003	120,683
*	Jyske Bank A.S.	1,300	33,302
*	Sydbank A.S.	700	11,760

TOTAL — DENMARK			385,855

FINLAND — (0.7%)
COMMON STOCKS — (0.7%)
	Sampo Oyj	2,336	43,577
*	Stora Enso Oyj Series R	23,497	134,118
	UPM-Kymmene Oyj	21,001	187,936

TOTAL — FINLAND			365,631

FRANCE — (7.4%)
COMMON STOCKS — (7.4%)
	Air France-KLM	4,815	53,460
*	AXA SA Sponsored ADR	41,700	716,406
	BNP Paribas SA	13,932	733,434
	Casino Guichard Perrachon SA	1,170	72,988
#	Ciments Francais SA	244	22,100

2

#	CNP Assurances	1,313	103,524
	Compagnie de Saint-Gobain	6,500	233,189
	Credit Agricole SA	21,060	307,930
#	European Aeronautic Defence & Space Co.	9,143	131,967
#	Lafarge SA	457	25,788
#	Lagardere SCA	3,281	103,000
	Peugeot SA	4,276	98,745
	PPR SA	2,686	205,783
	Renault SA	4,200	134,672
	Safran SA	4,295	51,261
	SCOR SE	1,668	35,007
	Societe Generale Paris	10,910	557,595
	STMicroelectronics NV	18,300	120,606
TOTAL COMMON STOCKS			3,707,455

RIGHTS/WARRANTS — (0.0%)
# *	Lafarge SA Rights 04/15/09	211	11,307

TOTAL — FRANCE			3,718,762

GERMANY — (6.9%)
COMMON STOCKS — (6.9%)
#	Allianz SE	7,952	732,598
	Bayerische Motoren Werke AG	11,216	388,625
#	Celesio AG	2,001	44,697
#	Commerzbank AG	9,946	66,510
	Daimler AG Sponsored ADR	10,300	367,710
	Deutsche Bank AG ADR	2,700	141,561
#	Deutsche Lufthansa AG	7,439	94,897
	Deutsche Telekom AG	86,101	1,050,915
	Fraport AG	863	34,785
	Generali Deutschland Holding AG	200	16,515
#	Hannover Rueckversicherung AG	895	28,918
#	Heidelberger Zement AG	901	37,876
	Munchener Rueckversicherungs-Gesellschaft AG	2,860	395,167
	Salzgitter AG	1,060	74,785

TOTAL — GERMANY			3,475,559

GREECE — (0.3%)
COMMON STOCKS — (0.3%)
	EFG Eurobank Ergasias S.A.	10,469	82,182
	Hellenic Petroleum S.A.	5,666	54,911

TOTAL — GREECE			137,093

HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
	Cathay Pacific Airways, Ltd.	37,000	42,846
	Cheung Kong Holdings, Ltd.	25,210	262,312
	Great Eagle Holdings, Ltd.	8,000	11,044
	Henderson Land Development Co., Ltd.	21,749	101,307

3

	Hong Kong and Shanghai Hotels, Ltd.	13,000	9,828
	Hopewell Holdings, Ltd.	16,000	41,086
	Hutchison Whampoa, Ltd.	79,000	463,284
	Kingboard Chemical Holdings, Ltd.	12,000	29,090
	New World China Land, Ltd.	38,400	14,945
	New World Development Co., Ltd.	60,204	78,897
	Sino Land Co., Ltd.	20,000	25,474
	Sun Hung Kai Properties, Ltd.	4,000	41,300
	Wharf Holdings, Ltd.	27,963	92,184
	Wheelock and Co., Ltd.	27,000	58,332
	Wheelock Properties, Ltd.	30,000	12,036

	TOTAL — HONG KONG		1,283,965

	IRELAND — (0.1%)
	COMMON STOCKS — (0.1%)
	CRH P.L.C. Sponsored ADR	1,900	48,868

	ITALY — (3.1%)
	COMMON STOCKS — (3.1%)
	Banca Monte Dei Paschi di Siena SpA	29,098	46,561
	Banca Popolare di Milano Scarl	3,203	18,622
	Banco Popolare Scarl	12,360	81,200
#	Fondiaria - Sai SpA	900	14,967
	Intesa Sanpaolo SpA	92,985	296,238
	Telecom Italia SpA	575,704	727,976
	UniCredito SpA	28,630	69,713
	Unione di Banche Italiane ScpA	20,410	281,420
	Unipol Gruppo Finanziario SpA	15,200	18,890

	TOTAL — ITALY		1,555,587

	JAPAN — (16.5%)
	COMMON STOCKS — (16.5%)
	AEON Co., Ltd.	9,200	72,034
	Aioi Insurance Co., Ltd.	11,000	48,284
#	Aisin Seiki Co., Ltd.	1,900	39,019
	Ajinomoto Co., Inc.	17,000	124,816
#	Amada Co., Ltd.	7,000	43,347
# *	Aozora Bank, Ltd.	13,000	16,468
	Asahi Glass Co., Ltd.	10,000	59,752
	Bridgestone Corp.	4,000	59,623
	Canon Marketing Japan, Inc.	1,500	18,138
#	Coca-Cola West Co., Ltd.	1,100	18,083
	Cosmo Oil Co., Ltd.	20,636	58,643
	Credit Saison Co., Ltd.	3,600	40,443
	Dai Nippon Printing Co., Ltd.	15,000	158,787
	Daicel Chemical Industries, Ltd.	11,000	46,219
	Daiwa House Industry Co., Ltd.	10,000	87,335
#	Dentsu, Inc.	5,100	94,581

4

	DIC Corp.	13,000	21,228
	Fuji Electric Holdings Co., Ltd.	11,000	18,917
	Fuji Heavy Industries, Ltd.	23,000	92,622
	FUJIFILM Holdings Corp.	14,000	360,195
	Fujikura, Ltd.	7,000	24,164
	Fukuoka Financial Group, Inc.	31,000	95,529
	Glory, Ltd.	1,400	25,692
	Hakuhodo Dy Holdings, Inc.	460	21,103
	Hitachi, Ltd. Sponsored ADR	11,300	393,353
	House Foods Corp.	1,400	19,035
	Idemitsu Kosan Co., Ltd.	900	66,474
#	Isetan Mitsukoshi Holdings, Ltd.	3,200	26,900
	Isuzu Motors, Ltd.	13,000	21,702
#	JS Group Corp.	7,000	85,182
	Juroku Bank, Ltd.	11,000	37,186
	Kamigumi Co., Ltd.	5,000	32,114
	Kaneka Corp.	12,000	69,587
	Kawasaki Kisen Kaisha, Ltd.	6,000	22,607
	Kinden Corp.	4,000	33,373
	Kyocera Corp. Sponsored ADR	5,900	457,722
	Marui Group Co., Ltd.	9,858	54,528
	Mitsubishi Chemical Holdings Corp.	51,000	194,237
	Mitsubishi Logistics Corp.	3,000	28,609
#	Mitsubishi Rayon Co., Ltd.	11,000	22,901
	Mitsui Chemicals, Inc.	13,000	38,825
*	Mitsui Mining and Smelting Co., Ltd.	11,000	21,776
	Mitsui Sumitomo Insurance Group Holdings, Inc.	5,600	152,788
	Nagase & Co., Ltd.	3,111	23,833
	Namco Bandai Holdings, Inc.	4,100	40,796
*	NEC Corp.	77,000	256,000
	NGK Spark Plug Co., Ltd.	7,000	67,538
#	Nippon Electric Glass Co., Ltd.	4,000	32,550
	Nippon Express Co., Ltd.	17,000	60,627
	Nippon Meat Packers, Inc.	2,000	20,591
	Nippon Mining Holdings, Inc.	22,500	102,164
	Nippon Mitsubishi Oil Corp.	32,000	166,518
	Nippon Paper Group, Inc.	3,600	102,176
	Nippon Sheet Glass Co., Ltd.	22,261	63,072
	Nishi-Nippon Bank, Ltd.	26,779	53,985
#	Nissan Motor Co., Ltd.	64,300	335,613
	Nissay Dowa General Insurance Co., Ltd.	9,000	38,810
	Nisshin Steel Co., Ltd.	16,000	30,870
	Nisshinbo Holdings, Inc.	3,000	31,642
	NOK Corp.	2,200	25,609
	Obayashi Corp.	12,000	58,917
#	Oji Paper Co., Ltd.	12,000	51,662
	Onward Holdings Co., Ltd.	3,000	18,149
	Panasonic Electric Works Co., Ltd.	9,000	73,233
	Ricoh Co., Ltd.	23,000	284,369
#	Rohm Co., Ltd.	4,000	245,314
# *	Sapporo Hokuyo Holdings, Inc.	7,000	20,225
	Sekisui Chemical Co., Ltd.	9,000	47,254

5

	Sekisui House, Ltd.	18,000	155,346
	Shiga Bank, Ltd.	7,108	38,350
	Shinko Securities Co., Ltd.	19,912	46,429
	Shinsei Bank, Ltd.	22,000	28,780
	Shizuoka Bank, Ltd.	2,000	18,019
	Sojitz Corp.	24,500	37,969
	Sompo Japan Insurance, Inc.	30,000	180,796
	Sony Corp. Sponsored ADR	8,400	217,224
	Sumitomo Chemical Co., Ltd.	15,000	59,040
	Sumitomo Electric Industries, Ltd.	23,000	224,065
	Sumitomo Forestry Co., Ltd.	2,700	18,291
	Sumitomo Rubber Industries, Ltd.	3,400	23,435
#	Taiheiyo Cement Corp.	18,000	31,601
#	Taisei Corp.	35,297	76,738
#	Takashimaya Co., Ltd.	6,000	37,456
	Teijin, Ltd.	30,138	77,279
	The 77 Bank, Ltd.	13,864	71,046
#	The Bank of Kyoto, Ltd.	12,000	96,319
	The Chugoku Bank, Ltd.	4,000	50,388
	The Daishi Bank, Ltd.	12,000	45,227
	The Gunma Bank, Ltd.	14,735	73,419
	The Hachijuni Bank, Ltd.	16,769	98,797
	The Higo Bank, Ltd.	7,000	38,287
	The Hiroshima Bank, Ltd.	11,000	41,704
	The Hokkoku Bank, Ltd.	10,750	36,404
	The Hyakugo Bank, Ltd.	8,000	40,422
	The Hyakujishi Bank, Ltd.	9,000	41,231
#	The Joyo Bank, Ltd.	8,000	36,959
	The Kagoshima Bank, Ltd.	6,238	41,805
	The Keiyo Bank, Ltd.	5,000	18,615
	The Ogaki Kyoritsu Bank, Ltd.	5,000	22,033
	The San-in Godo Bank, Ltd.	3,000	23,244
	Tokuyama Corp.	4,000	23,853
	Tokyo Steel Manufacturing Co., Ltd.	2,200	22,533
	Tokyo Tatemono Co., Ltd.	6,000	20,377
	Toppan Printing Co., Ltd.	21,000	159,130
	Toyo Seikan Kaisha, Ltd.	6,351	105,173
	Toyota Auto Body Co., Ltd.	1,100	17,626
	UNY Co., Ltd.	6,250	45,921
	Wacoal Corp.	2,000	24,777
	Yamaguchi Financial Group, Inc.	8,852	85,524
	Yamaha Motor Co., Ltd.	4,600	48,627
	Yokohama Rubber Co., Ltd.	5,000	21,783

TOTAL — JAPAN			8,297,480

NETHERLANDS — (3.2%)
COMMON STOCKS — (3.2%)
	Aegon NV	31,678	159,328
#	ArcelorMittal ADR	6,200	146,196
	ING Groep NV	39,432	359,431
	Koninklijke DSM NV	5,840	181,112

6

Koninklijke Philips Electronics NV	42,264	762,569

TOTAL — NETHERLANDS		1,608,636

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Fletcher Building, Ltd.	18,787	70,981

NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
DnB NOR ASA Series A	24,019	149,500
* Marine Harvest	66,000	29,739
Norsk Hydro ASA	21,600	95,241
# Orkla ASA	29,400	210,478
* Storebrand ASA	6,174	22,401

TOTAL — NORWAY		507,359

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
# Banco Comercial Portugues SA	26,753	24,966
Banco Espirito Santo SA	6,188	30,286

TOTAL — PORTUGAL		55,252

SINGAPORE — (1.1%)
COMMON STOCKS — (1.1%)
Capitaland, Ltd.	34,500	63,642
DBS Group Holdings, Ltd.	32,860	208,902
Fraser & Neave, Ltd.	49,000	86,128
Neptune Orient Lines, Ltd.	12,000	10,433
Singapore Airlines, Ltd.	21,000	151,034
United Industrial Corp., Ltd.	18,000	12,969

TOTAL — SINGAPORE		533,108

SPAIN — (7.0%)
COMMON STOCKS — (7.0%)
# Acerinox SA	7,762	118,222
Banco Bilbao Vizcaya Argentaria SA	29,524	319,971
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	8,637	93,452
# Banco de Sabadell SA	18,224	105,164
Banco Espanol de Credito SA	2,000	20,780
# Banco Popular Espanol SA	36,522	301,013
# Banco Santander Central Hispano SA	139,056	1,337,572
Fomento de Construcciones y Contratas SA	1,194	42,670
Grupo Ferrovial SA	2,202	63,854
Repsol YPF SA Sponsored ADR	56,240	1,059,562
Sacyr Vallehermoso SA	2,320	23,850

TOTAL — SPAIN		3,486,110

7

SWEDEN — (3.3%)
COMMON STOCKS — (3.3%)
# *	Electrolux AB Series B	5,500	61,972
	Nordea Bank AB	68,771	511,543
*	Skandinaviska Enskilda Banken AB Series A	12,734	49,435
	Svenska Cellulosa AB Series B	13,600	131,129
#	Svenska Handelsbanken AB Series A	7,745	134,922
# *	Swedbank AB Series A	6,983	39,323
#	Telefonaktiebolaget LM Ericsson Series B	80,000	679,512
#	Volvo AB Series B	3,674	23,955

TOTAL — SWEDEN			1,631,791

SWITZERLAND — (5.9%)
COMMON STOCKS — (5.9%)
	Adecco SA	3,575	140,707
#	Baloise-Holding AG	493	36,192
	Credit Suisse Group AG Sponsored ADR	30,700	1,175,196
# *	EFG International AG	1,339	16,199
	Givaudan SA	177	112,062
	Holcim, Ltd.	8,660	439,256
	Swatch Group AG	767	106,716
	Swiss Re	6,209	147,384
	Zurich Financial Services AG	4,098	761,533

TOTAL — SWITZERLAND			2,935,245

UNITED KINGDOM — (14.4%)
COMMON STOCKS — (14.4%)
	Associated British Foods P.L.C.	11,453	120,906
	Aviva P.L.C.	46,172	212,578
	Barclays P.L.C. Sponsored ADR	13,600	217,736
	BP P.L.C. Sponsored ADR	2,600	110,396
	British Airways P.L.C.	18,955	41,045
#	Carnival P.L.C. ADR	7,700	210,518
	Friends Provident P.L.C.	47,910	45,080
	HSBC Holdings P.L.C. Sponsored ADR	28,175	1,003,030
	International Power P.L.C.	26,930	98,415
	Kingfisher P.L.C.	75,933	206,706
	Legal and General Group P.L.C.	147,580	125,596
	Lloyds Banking Group P.L.C. Sponsored ADR	26,900	172,429
	Mondi P.L.C.	11,416	29,604
	Old Mutual P.L.C.	50,401	50,215
	Pearson P.L.C. Sponsored ADR	26,000	269,360
	Prudential P.L.C. ADR	4,800	54,912
	Rexam P.L.C.	21,126	97,857
*	Rolls-Royce Group P.L.C. (3283648)	59,893	296,912
*	Rolls-Royce Group P.L.C. (B526QW4)	5,138,819	7,602
*	Royal Bank of Scotland Group P.L.C.	127,501	78,001
	Royal Dutch Shell P.L.C. ADR	28,400	1,292,200

8

	RSA Insurance Group P.L.C.	52,000	100,041
	Sainsbury (J.) P.L.C.	50,561	245,020
	Schroders P.L.C.	3,861	46,762
	Schroders P.L.C. Non-Voting	1,900	19,412
	Standard Chartered P.L.C.	4,861	75,196
	Standard Life P.L.C.	44,462	123,622
	Thomas Cook Group P.L.C.	15,027	58,008
	Vodafone Group P.L.C. Sponsored ADR	78,400	1,438,640
	Whitbread P.L.C.	5,456	75,470
	William Morrison Supermarkets P.L.C.	77,669	281,342

TOTAL — UNITED KINGDOM			7,204,611

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/01/09 (Collateralized by $30,000 FHLMC 6.040%(r), 11/01/36, valued at $21,338) to be repurchased at $21,000	$21	21,000

		Shares
SECURITIES LENDING COLLATERAL — (15.8%)
§ @	DFA Short Term Investment Fund LP	7,176,467	7,176,467

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.17%, 05/01/09 (Collateralized by $51,198,873 FHLMC 7.000%(r), 08/01/38, valued at $738,751) to be repurchased at $724,269	$724	724,266
TOTAL SECURITIES LENDING COLLATERAL			7,900,733

TOTAL INVESTMENTS - (100.0%) (Cost $68,138,052)			$50,126,893

See accompanying Notes to Financial Statements.

9

(b)           Not applicable.

ITEM 7.                  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.                  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.                  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.               SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.               CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.               EXHIBITS.

(a)(1)      This item is not applicable.

(a)(2)      Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)      This item is not applicable.

(b)           Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date:  July 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:  July 8, 2009

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date:  July 8, 2009